================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                    FORM N-Q

                               -----------------

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3258

                               -----------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact name of registrant as specified in charter)

                               -----------------

               6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

           Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
               6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                    Date of reporting period: July 31, 2013

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                                 July 31, 2013
                                  (UNAUDITED)

                               Table of Contents


          DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............   1

          SCHEDULES OF INVESTMENTS
             Enhanced U.S. Large Company Portfolio................   3
             U.S. Large Cap Value Portfolio.......................   7
             U.S. Targeted Value Portfolio........................   8
             U.S. Small Cap Value Portfolio.......................  40
             U.S. Core Equity 1 Portfolio.........................  66
             U.S. Core Equity 2 Portfolio......................... 125
             U.S. Vector Equity Portfolio......................... 184
             U.S. Small Cap Portfolio............................. 240
             U.S. Micro Cap Portfolio............................. 285
             DFA Real Estate Securities Portfolio................. 323
             Large Cap International Portfolio.................... 327
             International Core Equity Portfolio.................. 359
             International Small Company Portfolio................ 457
             Japanese Small Company Portfolio..................... 459
             Asia Pacific Small Company Portfolio................. 460
             United Kingdom Small Company Portfolio............... 461
             Continental Small Company Portfolio.................. 462
             DFA International Real Estate Securities Portfolio... 463
             DFA Global Real Estate Securities Portfolio.......... 470
             DFA International Small Cap Value Portfolio.......... 472
             International Vector Equity Portfolio................ 515
             World ex U.S. Value Portfolio........................ 599
             World ex U.S. Targeted Value Portfolio............... 601
             World ex U.S. Core Equity Portfolio.................. 603
             Selectively Hedged Global Equity Portfolio........... 605
             Emerging Markets Portfolio........................... 607
             Emerging Markets Small Cap Portfolio................. 608
             Emerging Markets Value Portfolio..................... 609
             Emerging Markets Core Equity Portfolio............... 610
             U.S. Large Cap Equity Portfolio...................... 688
             DFA Commodity Strategy Portfolio..................... 704
             DFA One-Year Fixed Income Portfolio.................. 709
             DFA Two-Year Global Fixed Income Portfolio........... 713
             DFA Selectively Hedged Global Fixed Income Portfolio. 717
             DFA Short-Term Government Portfolio.................. 722
             DFA Five-Year Global Fixed Income Portfolio.......... 725

          DFA World ex U.S. Government Fixed Income Portfolio.......  730
          DFA Intermediate Government Fixed Income Portfolio........  733
          DFA Short-Term Extended Quality Portfolio.................  736
          DFA Intermediate-Term Extended Quality Portfolio..........  744
          DFA Investment Grade Portfolio............................  752
          DFA Inflation-Protected Securities Portfolio..............  754
          DFA Short-Term Municipal Bond Portfolio...................  756
          DFA Intermediate-Term Municipal Bond Portfolio............  764
          DFA California Short-Term Municipal Bond Portfolio........  772
          DFA California Intermediate-Term Municipal Bond Portfolio.  779
          CSTG&E U.S. Social Core Equity 2 Portfolio................  785
          CSTG&E International Social Core Equity Portfolio.........  822
          Dimensional Retirement Equity Fund II.....................  869
          Dimensional Retirement Fixed Income Fund II...............  871
          Dimensional Retirement Fixed Income Fund III..............  873
          U.S. Social Core Equity 2 Portfolio.......................  875
          U.S. Sustainability Core 1 Portfolio......................  921
          International Sustainability Core 1 Portfolio.............  967
          DFA International Value ex Tobacco Portfolio.............. 1017
          International Social Core Equity Portfolio................ 1028
          Emerging Markets Social Core Equity Portfolio............. 1080
          Tax Managed U.S. Marketwide Value Portfolio............... 1141
          Tax Managed U.S. Equity Portfolio......................... 1142
          Tax Managed U.S. Targeted Value Portfolio................. 1193
          Tax Managed U.S. Small Cap Portfolio...................... 1224
          T.A. U.S. Core Equity 2 Portfolio......................... 1264
          Tax-Managed DFA International Value Portfolio............. 1319
          T.A. World ex U.S. Core Equity Portfolio.................. 1332
          LWAS/DFA International High Book to Market Portfolio...... 1471
          VA U.S. Targeted Value Portfolio.......................... 1472
          VA U.S. Large Value Portfolio............................. 1500
          VA International Value Portfolio.......................... 1506
          VA International Small Portfolio.......................... 1518
          VA Short-Term Fixed Portfolio............................. 1570
          VA Global Bond Portfolio.................................. 1573
          DFA VA Global Moderate Allocation Portfolio............... 1577
          U.S. Large Cap Growth Portfolio........................... 1579
          U.S. Small Cap Growth Portfolio........................... 1587
          International Large Cap Growth Portfolio.................. 1599
          International Small Cap Growth Portfolio.................. 1610

       NOTES TO SCHEDULES OF INVESTMENTS
          Organization.............................................. 1628
          Security Valuation........................................ 1628
          Financial Instruments..................................... 1630
          Federal Tax Cost.......................................... 1642

                Recently Issued Accounting Standards......... 1643
                Other........................................ 1643
                Subsequent Event Evaluations................. 1644

             THE DFA INVESTMENT TRUST COMPANY

             SCHEDULES OF INVESTMENTS
                The U.S. Large Cap Value Series.............. 1645
                The DFA International Value Series........... 1652
                The Japanese Small Company Series............ 1665
                The Asia Pacific Small Company Series........ 1694
                The United Kingdom Small Company Series...... 1714
                The Continental Small Company Series......... 1723
                The Emerging Markets Series.................. 1750
                The Emerging Markets Small Cap Series........ 1773
                The Tax-Managed U.S. Marketwide Value Series. 1836

             NOTES TO SCHEDULES OF INVESTMENTS
                Organization................................. 1862
                Security Valuation........................... 1862
                Financial Instruments........................ 1863
                Federal Tax Cost............................. 1863
                Recently Issued Accounting Standards......... 1863
                Other........................................ 1864
                Subsequent Event Evaluations................. 1864

             DIMENSIONAL EMERGING MARKETS VALUE FUND......... 1865

             SCHEDULE OF INVESTMENTS

             NOTES TO SCHEDULE OF INVESTMENTS
                Organization................................. 1910
                Security Valuation........................... 1910
                Financial Instruments........................ 1911
                Federal Tax Cost............................. 1911
                Recently Issued Accounting Standards......... 1911
                Subsequent Event Evaluations................. 1911

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
________________________

Investment Abbreviations

  ADR                     American Depositary Receipt
  AGM                     Assured Guaranty Municipal Corporation
  AMBAC                   American Municipal Bond Assurance Corporation
  ASSURED GTY             Assured Guaranty
  BAN                     Bond Anticipation Notes
  CP                      Certificate Participation
  ETM                     Escrowed to Maturity
  FGIC                    Federal Guaranty Insurance Corporation
  FNMA                    Federal National Mortgage Association
  FSA                     Financial Security Assurance
  GDR                     Global Depositary Receipt
  GO                      General Obligation
  GO OF AUTH              General Obligation of Authority
  GO OF DIST              General Obligation of District
  GO OF CMNWLTH           General Obligation of Commonwealth
  GO OF UNIV              General Obligation of University
  NATL-RE                 Credit rating enhanced by guaranty or insurance from
                          National Public Finance Guarantee Corp.
  NATL-RE FGIC            National Public Finance Guarantee Corp. Re-insures
                          Financial Guaranty Insurance Co.
  P.L.C.                  Public Limited Company
  PSF-GTD                 Public School Fund Guarantee
  RB                      Revenue Bond
  REIT                    Real Estate Investment Trust
  RN                      Revenue Note
  SA                      Special Assessment
  SCH BD RES FD           School Board Resolution Fund
  SCH BD GTY              School Bond Guaranty
  SCSDE                   South Carolina State Department of Education
  SD CRED PROG            School District Credit Program
  SPDR                    Standard & Poor's Depositary Receipts
  ST                      Special Tax
  ST AID WITHHLDG         State Aid Withholding
  TAN                     Tax Anticipation Notes
  UP                      Unrefunded Portion
  AUD                     Australian Dollars
  CAD                     Canadian Dollars
  DKK                     Danish Krone
  EUR                     Euro
  GBP                     British Pounds
  JPY                     Japanese Yen
  NOK                     Norwegian Krone
  NZD                     New Zealand Dollars
  SEK                     Swedish Krona
  SGD                     Singapore Dollars
  USD                     United States Dollars

  Investment Footnotes

    +                   See Security Valuation Note within the Notes to
                        Schedules of Investments.
    ++                  Securities have generally been fair valued. See
                        Security Valuation Note within the Notes to
                        Schedules of Investments.
    *                   Non-Income Producing Securities.
    #                   Total or Partial Securities on Loan.
    @                   Security purchased with cash proceeds from
                        Securities on Loan.
    ^                   Denominated in USD, unless otherwise noted.
    ^^                  See Federal Tax Cost Note within the Notes to
                        Schedules of Investments.
    o                   Security is being fair valued as of July 31, 2013.
    --                  Amounts designated as -- are either zero or rounded
                        to zero.
    (S)                 Affiliated Fund.
    ++                  Security segregated as collateral for the Open
                        Futures Contracts.
    ++                  Security segregated as collateral for Swap
                        Agreements.
    (r)                 The adjustable/variable rate show is effective as of
                        July 31, 2013.
    (c)                 Pre-refunded bonds are collateralized by U.S.
                        Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate
                        (such as the prime interest rate).

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
BONDS -- (70.3%)
AUSTRALIA -- (2.1%)
Commonwealth Bank of Australia
++   3.500%, 03/19/15.................................. $     4,000 $ 4,181,464
                                                                    -----------
BELGIUM -- (1.3%)
Belgium Government International Bond
++   2.750%, 03/05/15..................................       2,500   2,581,295
                                                                    -----------
CANADA -- (14.4%)
Bank of Nova Scotia
++   1.850%, 01/12/15..................................       5,000   5,083,970
Enbridge, Inc.
++   5.800%, 06/15/14..................................       1,100   1,147,132
Encana Corp.
++   4.750%, 10/15/13..................................         800     806,207
Husky Energy, Inc.
++   5.900%, 06/15/14..................................       1,000   1,043,596
Manitoba, Province of Canada
++   2.625%, 07/15/15..................................       4,500   4,673,979
Ontario, Province of Canada
++   0.950%, 05/26/15..................................       4,500   4,532,139
Royal Bank of Canada
++   1.450%, 10/30/14..................................       4,500   4,554,122
Thomson Reuters Corp.
++   5.700%, 10/01/14..................................         800     844,102
Toronto-Dominion Bank (The)
++   1.375%, 07/14/14..................................       5,000   5,051,545
TransAlta Corp.
++   4.750%, 01/15/15..................................         925     969,656
                                                                    -----------
TOTAL CANADA...........................................              28,706,448
                                                                    -----------
DENMARK -- (2.0%)
Kommunekredit
++   1.250%, 09/03/13..................................       4,000   4,003,128
                                                                    -----------
FINLAND -- (2.7%)
Municipality Finance P.L.C.
++ 2.000%, 05/28/14....................................  SEK 35,000   5,393,248
                                                                    -----------
FRANCE -- (3.3%)
BNP Paribas SA
++   3.250%, 03/11/15..................................       1,500   1,550,688
France Telecom SA
++   4.375%, 07/08/14..................................       1,000   1,032,065
Reseau Ferre de France
++   4.625%, 03/17/14..................................  EUR  3,000   4,096,333
                                                                    -----------
TOTAL FRANCE...........................................               6,679,086
                                                                    -----------
GERMANY -- (5.0%)
KFW
++   4.950%, 10/14/14..................................  CAD  5,000   5,067,666

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
GERMANY -- (Continued)
NRW Bank
++   1.375%, 08/26/13.................................. $     5,000 $ 5,002,620
                                                                    -----------
TOTAL GERMANY..........................................              10,070,286
                                                                    -----------
NETHERLANDS -- (5.2%)
Bank Nederlandse Gemeenten
++   3.125%, 01/12/15..................................       1,500   1,556,688
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
++   2.500%, 12/12/13..................................       2,000   2,013,590
++   4.375%, 01/22/14..................................  EUR  2,000   2,710,987
Koninklijke Philips Electronics NV
++   7.250%, 08/15/13..................................       1,000   1,001,684
Nederlandse Waterschapsbank NV
++   3.000%, 03/17/15..................................       2,900   3,013,738
                                                                    -----------
TOTAL NETHERLANDS......................................              10,296,687
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.6%)
Inter-American Development Bank
++   2.250%, 07/15/15..................................       2,500   2,588,957
International Finance Facility for Immunisation
++   3.375%, 05/15/14..................................  GBP  3,000   4,658,481
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...........               7,247,438
                                                                    -----------
SWEDEN -- (2.1%)
Nordea Bank AB
++   4.500%, 05/12/14..................................  EUR  3,000   4,118,843
                                                                    -----------
UNITED KINGDOM -- (1.7%)
Barclays Bank P.L.C.
++   5.200%, 07/10/14..................................         300     312,322
BP Capital Markets P.L.C.
++   3.875%, 03/10/15..................................       1,500   1,577,157
Vodafone Group P.L.C.
++   5.000%, 12/16/13..................................       1,000   1,016,240
++   4.150%, 06/10/14..................................         500     514,434
                                                                    -----------
TOTAL UNITED KINGDOM...................................               3,420,153
                                                                    -----------
UNITED STATES -- (26.9%)
American Express Co.
++   7.250%, 05/20/14..................................       1,100   1,157,800
American Express Credit Corp.
++   7.300%, 08/20/13..................................         500     501,425
American International Group, Inc.
++   3.000%, 03/20/15..................................       1,500   1,547,734
Amgen, Inc.
++   4.850%, 11/18/14..................................       1,900   2,001,697

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
UNITED STATES -- (Continued)
Anheuser-Busch InBev Worldwide, Inc.
++   0.800%, 07/15/15................................. $     1,000 $  1,002,838
Assurant, Inc.
++   5.625%, 02/15/14.................................       1,000    1,025,059
Bank of America Corp.
++   7.375%, 05/15/14.................................       1,000    1,050,118
Boston Scientific Corp.
++   4.500%, 01/15/15.................................       1,000    1,047,657
Bristol-Myers Squibb Co.
++   5.250%, 08/15/13.................................         345      345,463
Campbell Soup Co.
++   4.875%, 10/01/13.................................         251      252,703
Capital One Financial Corp.
++   2.125%, 07/15/14.................................       1,000    1,012,596
Citigroup, Inc.
++   6.375%, 08/12/14.................................       1,500    1,581,366
CNA Financial Corp.
++   5.850%, 12/15/14.................................       1,000    1,064,504
Coca-Cola Enterprises, Inc.
++   1.125%, 11/12/13.................................       1,921    1,924,262
Constellation Energy Group, Inc.
++   4.550%, 06/15/15.................................       1,000    1,062,170
Daimler Finance North America LLC
++   6.500%, 11/15/13.................................       1,500    1,524,281
Dell, Inc.
++   1.400%, 09/10/13.................................         600      600,140
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
++   4.750%, 10/01/14.................................       1,500    1,566,883
Duke Energy Corp.
++   3.950%, 09/15/14.................................       1,600    1,656,304
Enterprise Products Operating LLC
++   5.600%, 10/15/14.................................         500      528,017
Express Scripts Holding Co.
++   2.100%, 02/12/15.................................       1,000    1,016,503
Freeport-McMoRan Copper & Gold, Inc.
++   1.400%, 02/13/15.................................         500      501,031
General Electric Capital Corp.
++   4.875%, 03/04/15.................................       1,200    1,276,391
Goldman Sachs Group, Inc. (The)
++   5.125%, 01/15/15.................................         894      944,187
Hartford Financial Services Group, Inc.
++   4.750%, 03/01/14.................................       1,580    1,609,992
Hewlett-Packard Co.
++   1.250%, 09/13/13.................................         500      500,107
HSBC USA, Inc.
++   2.375%, 02/13/15.................................       1,000    1,024,045
International Paper Co.
++   5.300%, 04/01/15.................................       1,050    1,121,906

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
UNITED STATES -- (Continued)
JPMorgan Chase & Co.
++   2.050%, 01/24/14................................. $     1,000 $  1,007,496
Kimberly-Clark Corp.
++   5.000%, 08/15/13.................................         600      600,748
MetLife, Inc.
++   5.000%, 11/24/13.................................         350      354,858
Morgan Stanley
++   4.200%, 11/20/14.................................       1,500    1,553,691
National City Corp.
++   4.900%, 01/15/15.................................       1,500    1,585,620
NextEra Energy Capital Holdings, Inc.
++   1.200%, 06/01/15.................................       1,000    1,005,356
Safeway, Inc.
++   5.625%, 08/15/14.................................       1,500    1,571,028
Spectra Energy Capital LLC
++   5.500%, 03/01/14.................................       1,500    1,539,079
St Jude Medical, Inc.
++   2.200%, 09/15/13.................................       1,800    1,803,283
Time Warner Cable, Inc.
++   3.500%, 02/01/15.................................       1,000    1,024,968
Toyota Motor Credit Corp.
++   3.820%, 10/24/13.................................  NZD  4,000    3,194,655
Union Bank NA
++   2.125%, 12/16/13.................................       1,050    1,056,801
Viacom, Inc.
++   4.375%, 09/15/14.................................       1,500    1,559,653
WellPoint, Inc.
++   5.000%, 12/15/14.................................       1,572    1,659,799
Wells Fargo & Co.
++   1.500%, 07/01/15.................................       1,500    1,518,591
Williams Partners L.P.
++   3.800%, 02/15/15.................................       1,000    1,042,146
Xerox Corp.
++   4.250%, 02/15/15.................................       1,000    1,045,833
                                                                   ------------
TOTAL UNITED STATES...................................               53,570,784
                                                                   ------------
TOTAL BONDS...........................................              140,268,860
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (21.1%)
U.S. Treasury Notes
++   0.375%, 06/15/15.................................      27,500   27,539,737
++   0.250%, 07/15/15.................................      14,500   14,481,310
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS.......................               42,021,047
                                                                   ------------
AGENCY OBLIGATIONS -- (4.9%)
Federal Home Loan Bank
     0.081%, 10/04/13.................................       6,220    6,219,670

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
Federal Home Loan Mortgage Corporation
     0.086%, 10/10/13.................................. $    3,500 $  3,499,797
                                                                   ------------
TOTAL AGENCY OBLIGATIONS...............................               9,719,467
                                                                   ------------

                                                         SHARES
                                                        ----------
EXCHANGE-TRADED FUNDS -- (3.7%)
UNITED STATES -- (3.7%)
++   SPDR S&P 500 ETF Trust............................     44,100    7,437,906
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $196,341,477)^^.................................            $199,447,280
                                                                   ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                             ----------------------------------------------
                                               LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                             ----------- ------------  ------- ------------
Bonds
   Australia................................          -- $  4,181,464    --    $  4,181,464
   Belgium..................................          --    2,581,295    --       2,581,295
   Canada...................................          --   28,706,448    --      28,706,448
   Denmark..................................          --    4,003,128    --       4,003,128
   Finland..................................          --    5,393,248    --       5,393,248
   France...................................          --    6,679,086    --       6,679,086
   Germany..................................          --   10,070,286    --      10,070,286
   Netherlands..............................          --   10,296,687    --      10,296,687
   Supranational Organization Obligations...          --    7,247,438    --       7,247,438
   Sweden...................................          --    4,118,843    --       4,118,843
   United Kingdom...........................          --    3,420,153    --       3,420,153
United States...............................          --   53,570,784    --      53,570,784
U.S. Treasury Obligations...................          --   42,021,047    --      42,021,047
Agency Obligations..........................          --    9,719,467    --       9,719,467
Exchange-Traded Funds
   United States............................ $ 7,437,906           --    --       7,437,906
Forward Currency Contracts**................          --     (858,405)   --        (858,405)
Futures Contracts**.........................   7,277,135           --    --       7,277,135
                                             ----------- ------------    --    ------------
TOTAL....................................... $14,715,041 $191,150,969    --    $205,866,010
                                             =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                VALUE+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $11,214,391,555
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $7,339,051,567)^^........................... $11,214,391,555
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
COMMON STOCKS -- (88.3%)
Consumer Discretionary -- (13.1%)
   *1-800-Flowers.com, Inc. Class A....................... 193,518 $ 1,273,348
   #Aaron's, Inc..........................................  43,934   1,259,148
    AH Belo Corp. Class A.................................  96,709     725,318
  #*ALCO Stores, Inc......................................   2,172      30,669
    Ambassadors Group, Inc................................   6,599      24,020
    Amcon Distributing Co.................................     228      17,700
  #*America's Car-Mart, Inc...............................  55,801   2,415,067
    American Greetings Corp. Class A......................  38,000     723,520
    Arctic Cat, Inc.......................................  16,593     913,279
    Ark Restaurants Corp..................................  11,690     246,075
   *Ascent Capital Group, Inc. Class A....................  61,045   4,743,807
  #*Ballantyne Strong, Inc................................  68,354     280,251
   *Barnes & Noble, Inc................................... 318,953   5,693,311
    Bassett Furniture Industries, Inc.....................  51,875     826,369
    Beasley Broadcasting Group, Inc. Class A..............  15,520     124,626
  #*Beazer Homes USA, Inc.................................  77,276   1,328,374
   #bebe stores, Inc...................................... 395,880   2,367,362
    Belo Corp. Class A.................................... 335,070   4,778,098
    Big 5 Sporting Goods Corp.............................  82,481   1,671,890
   *Biglari Holdings, Inc.................................   6,288   2,619,329
   *BJ's Restaurants, Inc.................................   4,400     156,816
    Bob Evans Farms, Inc.................................. 133,676   6,793,414
   *Body Central Corp.....................................   1,514      18,259
   #Bon-Ton Stores, Inc. (The)............................  83,277   1,570,604
  #*Books-A-Million, Inc..................................  53,259     132,082
   #Bowl America, Inc. Class A............................  14,589     202,422
  #*Boyd Gaming Corp...................................... 273,360   3,638,422
   *Bridgepoint Education, Inc............................  27,583     444,638
    Brown Shoe Co., Inc................................... 208,371   4,952,979
   *Build-A-Bear Workshop, Inc............................ 110,392     784,887
  #*Cabela's, Inc......................................... 319,731  21,946,336
   *Cache, Inc............................................  97,561     409,756
   #Callaway Golf Co...................................... 330,601   2,373,715
   *Cambium Learning Group, Inc...........................  60,806      82,696
    Canterbury Park Holding Corp..........................   9,680      97,478
   *Capella Education Co..................................   1,015      49,745
  #*Career Education Corp.................................  17,267      55,600
   *Carmike Cinemas, Inc..................................  15,221     278,849
    Carriage Services, Inc................................  70,900   1,330,084
  #*Carrols Restaurant Group, Inc.........................  56,541     371,474
   #Cato Corp. (The) Class A..............................   6,775     190,716
  #*Cavco Industries, Inc.................................  33,465   1,833,547
   *Central European Media Enterprises, Ltd. Class A......   9,800      32,928
  #*Charles & Colvard, Ltd................................  25,177     116,821
   *Christopher & Banks Corp.............................. 135,229     924,966
    Churchill Downs, Inc..................................  58,081   4,716,758
   *Citi Trends, Inc......................................  45,743     644,519
   *Clear Channel Outdoor Holdings, Inc. Class A..........  42,287     313,770
   *Coast Distribution System (The).......................   1,305       4,202
   *Cobra Electronics Corp................................  24,371      63,852
  #*Coldwater Creek, Inc..................................   7,715      20,368

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   #Collectors Universe...................................   6,880 $   110,699
   #Columbia Sportswear Co................................   1,639     105,748
   *Conn's, Inc........................................... 149,785   9,679,107
    Cooper Tire & Rubber Co...............................   6,800     228,072
    Core-Mark Holding Co., Inc............................  61,261   3,838,002
  #*Corinthian Colleges, Inc.............................. 423,342     948,286
   *Crocs, Inc............................................  19,700     269,299
    CSS Industries, Inc...................................  17,513     466,371
    CTC Media, Inc........................................  13,650     151,515
    Culp, Inc.............................................  26,044     501,087
  #*Cumulus Media, Inc. Class A...........................  58,615     250,872
  #*dELiA*s, Inc..........................................  73,478     110,217
   *Delta Apparel, Inc....................................  33,047     530,404
    Destination Maternity Corp............................   8,603     258,606
  #*Destination XL Group, Inc............................. 193,016   1,244,953
   #DeVry, Inc............................................  98,151   2,952,382
   *DGSE Cos., Inc........................................     391         880
  #*Digital Generation, Inc............................... 101,069     783,285
    Dillard's, Inc. Class A............................... 211,147  17,827,141
    DineEquity, Inc.......................................  84,069   5,857,087
   *Dixie Group, Inc. (The)...............................  25,302     227,465
    Dorman Products, Inc..................................   2,734     128,717
    Dover Downs Gaming & Entertainment, Inc...............  38,372      56,023
    Dover Motorsports, Inc................................  12,359      32,257
   #DR Horton, Inc........................................  12,135     243,914
  #*DreamWorks Animation SKG, Inc. Class A................ 238,933   5,915,981
   #Drew Industries, Inc..................................   8,958     365,755
  #*Education Management Corp.............................  39,767     280,357
    Educational Development Corp..........................   2,346       7,296
   *Emerson Radio Corp....................................  89,291     154,473
  #*Entercom Communications Corp. Class A.................  46,742     458,539
    Escalade, Inc.........................................   2,143      13,822
   #Ethan Allen Interiors, Inc............................   9,444     286,814
   *EW Scripps Co. Class A................................ 251,388   4,175,555
  #*FAB Universal Corp....................................  14,476      58,049
   *Famous Dave's Of America, Inc.........................     393       6,347
  #*Federal-Mogul Corp.................................... 172,019   2,680,056
    Finish Line, Inc. (The) Class A.......................  13,234     294,589
   #Fisher Communications, Inc............................  40,982   1,679,033
   #Flexsteel Industries, Inc.............................  21,493     534,961
    Fred's, Inc. Class A.................................. 188,547   3,243,008
    Frisch's Restaurants, Inc.............................  10,437     227,631
  #*Fuel Systems Solutions, Inc...........................  88,899   1,617,073
  #*Full House Resorts, Inc...............................  75,264     220,524
   *Furniture Brands International, Inc...................  27,895      65,553
  #*G-III Apparel Group, Ltd..............................  60,348   3,105,508
   *Gaiam, Inc. Class A...................................  49,050     238,874
   #GameStop Corp. Class A................................ 635,798  31,192,250
    Gaming Partners International Corp....................  17,120     145,691
    Gannett Co., Inc......................................  45,752   1,178,572
   *Genesco, Inc..........................................  67,971   4,783,799
   *Gentherm, Inc.........................................   2,603      53,101
   *Gray Television, Inc.................................. 269,250   2,102,843

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   #Group 1 Automotive, Inc............................... 154,042 $11,212,717
  #*Hallwood Group, Inc. (The)............................     101         965
    Harte-Hanks, Inc...................................... 239,638   2,290,939
    Haverty Furniture Cos., Inc........................... 100,458   2,611,908
   #Haverty Furniture Cos., Inc. Class A..................     844      21,716
   *Helen of Troy, Ltd.................................... 160,908   6,835,372
   *hhgregg, Inc.......................................... 125,798   1,973,771
   *Hollywood Media Corp..................................   6,339       8,241
   #Hooker Furniture Corp.................................  54,414     914,699
  #*Iconix Brand Group, Inc............................... 354,283  11,634,654
   #International Speedway Corp. Class A.................. 128,733   4,357,612
   *Isle of Capri Casinos, Inc............................ 147,406   1,170,404
   #JAKKS Pacific, Inc....................................  54,360     326,704
   *Jarden Corp........................................... 189,268   8,606,016
  #*JC Penney Co., Inc.................................... 138,300   2,019,180
  #*Johnson Outdoors, Inc. Class A........................  25,140     640,316
   #Jones Group, Inc. (The)............................... 471,388   7,740,191
   *Journal Communications, Inc. Class A.................. 314,796   2,883,531
  #*K12, Inc..............................................  18,132     563,905
   #KB Home...............................................  59,007   1,047,374
  #*Kid Brands, Inc.......................................  70,816     114,722
   *Kirkland's, Inc.......................................  79,203   1,392,389
   *Krispy Kreme Doughnuts, Inc...........................  90,886   1,910,424
    La-Z-Boy, Inc......................................... 243,495   5,047,651
   *Lakeland Industries, Inc..............................  27,527     118,917
    Lear Corp............................................. 110,742   7,671,098
  #*Lee Enterprises, Inc..................................  35,600     107,868
   #Lennar Corp. Class A.................................. 200,454   6,789,377
    Lennar Corp. Class B..................................  61,943   1,687,947
  #*Life Time Fitness, Inc................................   9,312     496,236
    Lifetime Brands, Inc..................................  57,659     863,732
    Lincoln Educational Services Corp.....................  38,993     244,486
   #Lithia Motors, Inc. Class A........................... 106,247   6,931,554
   *Live Nation Entertainment, Inc........................ 924,308  15,140,165
    Loral Space & Communications, Inc.....................  35,122   2,194,774
   *Luby's, Inc........................................... 122,762     987,006
   *M/I Homes, Inc........................................  88,414   1,879,682
    Mac-Gray Corp.........................................  61,547     904,741
   *Madison Square Garden Co. (The) Class A............... 138,968   8,194,943
   *Maidenform Brands, Inc................................  43,350   1,012,656
    Marcus Corp........................................... 106,855   1,383,772
   *MarineMax, Inc........................................ 129,656   1,507,899
   *Marriott Vacations Worldwide Corp.....................  51,867   2,282,148
  #*Martha Stewart Living Omnimedia Class A...............  42,931     107,757
   #Matthews International Corp. Class A..................  17,668     683,398
  #*McClatchy Co. (The) Class A........................... 191,458     595,434
    MDC Holdings, Inc..................................... 157,095   4,970,486
  #*Media General, Inc. Class A...........................  21,681     238,274
    Men's Wearhouse, Inc. (The)........................... 260,037  10,383,277
   #Meredith Corp.........................................  65,593   3,116,979
   *Meritage Homes Corp................................... 112,258   5,080,797
   *Modine Manufacturing Co............................... 206,641   2,273,051
   *Mohawk Industries, Inc................................ 219,927  26,169,114

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Monarch Casino & Resort, Inc..........................  34,294 $   703,027
  #*Motorcar Parts of America, Inc........................  46,597     403,064
   #Movado Group, Inc.....................................  85,421   3,116,158
   *MTR Gaming Group, Inc.................................  43,655     156,721
   *Multimedia Games Holding Co., Inc.....................  80,216   2,806,758
    NACCO Industries, Inc. Class A........................  33,452   2,051,611
   *Nathan's Famous, Inc..................................   6,483     371,217
   *Nautilus, Inc.........................................  69,641     611,448
   *New York & Co., Inc................................... 224,879   1,400,996
  #*New York Times Co. (The) Class A...................... 145,207   1,768,621
   *Nobility Homes, Inc...................................     946       8,278
  #*Office Depot, Inc..................................... 891,483   3,860,121
    OfficeMax, Inc........................................ 518,999   5,911,399
  #*Orbitz Worldwide, Inc.................................  64,745     596,301
   *Orient-Express Hotels, Ltd. Class A................... 477,974   5,979,455
   *P&F Industries, Inc. Class A..........................   1,458      11,839
  #*Pacific Sunwear of California, Inc.................... 111,913     498,013
    Penske Automotive Group, Inc.......................... 224,615   8,351,186
   *Pep Boys-Manny Moe & Jack (The)....................... 274,328   3,415,384
   *Perfumania Holdings, Inc..............................  13,797      71,744
    Perry Ellis International, Inc........................  82,106   1,650,331
  #*Pinnacle Entertainment, Inc........................... 144,245   3,065,206
  #*Quiksilver, Inc....................................... 778,756   4,921,738
  #*Radio One, Inc. Class D...............................  26,961      59,853
  #*RadioShack Corp....................................... 225,355     615,219
   *Reading International, Inc. Class A...................   8,787      54,567
  #*Red Lion Hotels Corp..................................  90,325     600,661
   *Red Robin Gourmet Burgers, Inc........................  90,949   5,173,179
   #Regis Corp............................................ 298,372   5,182,722
    Rent-A-Center, Inc.................................... 277,988  11,116,740
    RG Barry Corp.........................................  28,514     494,148
   *Rick's Cabaret International, Inc.....................  47,095     417,262
    Rocky Brands, Inc.....................................  34,614     598,130
   *Ruby Tuesday, Inc..................................... 333,523   2,441,388
    Ruth's Hospitality Group, Inc.........................  40,612     485,720
    Ryland Group, Inc. (The).............................. 122,556   4,956,165
    Saga Communications, Inc. Class A.....................  16,217     840,851
  #*Saks, Inc............................................. 755,984  12,110,864
   #Salem Communications Corp. Class A....................  22,946     173,701
   #Scholastic Corp....................................... 150,930   4,603,365
   *Scientific Games Corp. Class A........................ 148,261   2,020,797
  #*Sears Holdings Corp...................................  34,372   1,574,238
    Service Corp. International/US........................ 329,095   6,242,932
    Shiloh Industries, Inc................................  34,685     444,662
    Shoe Carnival, Inc....................................  99,680   2,662,453
  #*Shutterfly, Inc.......................................   4,700     251,873
   *Skechers U.S.A., Inc. Class A......................... 268,478   7,324,080
   *Skullcandy, Inc.......................................   5,700      31,464
  #*Skyline Corp..........................................  27,646     135,189
   #Sonic Automotive, Inc. Class A........................ 196,388   4,348,030
   *Spanish Broadcasting System, Inc. Class A.............  16,642      58,913
   #Spartan Motors, Inc................................... 157,816     956,365
    Speedway Motorsports, Inc............................. 190,470   3,517,981

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Discretionary -- (Continued)
   *Sport Chalet, Inc. Class A.........................     8,807 $     12,418
   *Sport Chalet, Inc. Class B.........................     2,311        3,316
   #Stage Stores, Inc..................................   166,107    4,146,031
    Standard Motor Products, Inc.......................   151,062    5,195,022
   *Stanley Furniture Co., Inc.........................    49,285      170,033
   *Starz - Liberty Capital............................       700       15,799
    Stein Mart, Inc....................................   188,192    2,629,042
   *Steiner Leisure, Ltd...............................     2,370      137,318
   *Steinway Musical Instruments, Inc..................    58,857    2,139,452
    Stewart Enterprises, Inc. Class A..................   371,064    4,875,781
   *Stoneridge, Inc....................................    68,983      833,315
    Strattec Security Corp.............................     4,900      200,606
    Superior Industries International, Inc.............   152,418    2,775,532
    Superior Uniform Group, Inc........................     5,139       59,715
   #Systemax, Inc......................................    63,565      612,131
   *Tandy Leather Factory, Inc.........................    40,081      351,510
   *Toll Brothers, Inc.................................     7,100      233,377
    Trans World Entertainment Corp.....................     5,565       27,825
  #*Trinity Place Holdings, Inc........................    39,541      180,900
   *Tuesday Morning Corp...............................   200,589    2,250,609
  #*Unifi, Inc.........................................    96,247    2,207,906
   *Universal Electronics, Inc.........................    35,889    1,106,458
   #Vail Resorts, Inc..................................    88,972    5,959,345
   #Valassis Communications, Inc.......................    40,393    1,156,452
    Value Line, Inc....................................       845        7,647
   *Valuevision Media, Inc. Class A....................    72,468      429,735
  #*VOXX International Corp............................   100,744    1,365,081
   #Washington Post Co. (The) Class B..................    29,143   15,660,282
   *Wells-Gardner Electronics Corp.....................    22,378       42,966
   #Wendy's Co. (The).................................. 1,943,907   13,821,179
   *West Marine, Inc...................................   115,748    1,257,023
   *Wet Seal, Inc. (The) Class A.......................   471,821    2,071,294
   #Weyco Group, Inc...................................    14,578      398,417
    Whirlpool Corp.....................................       164       21,966
   *WMS Industries, Inc................................   197,735    5,091,676
   *Zale Corp..........................................   182,634    1,694,844
                                                                  ------------
Total Consumer Discretionary...........................            598,211,807
                                                                  ------------
Consumer Staples -- (3.8%)
    Alico, Inc.........................................    10,173      466,127
   *Alliance One International, Inc....................   440,590    1,678,648
    Andersons, Inc. (The)..............................   103,584    6,144,603
  #*Boulder Brands, Inc................................   276,779    3,573,217
   #Cal-Maine Foods, Inc...............................    22,278    1,129,049
    CCA Industries, Inc................................    24,286       84,758
   *Central Garden and Pet Co..........................    79,373      594,504
   *Central Garden and Pet Co. Class A.................   191,617    1,444,792
   *Chiquita Brands International, Inc.................   229,559    2,773,073
   #Coca-Cola Bottling Co. Consolidated................     8,986      573,846
   *Constellation Brands, Inc. Class A.................   373,609   19,461,293
   *Constellation Brands, Inc. Class B.................       200       10,520
  #*Craft Brew Alliance, Inc...........................    54,413      489,717
   *Dean Foods Co......................................    27,282      297,374

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
  #*Dole Food Co., Inc.................................... 440,980 $  5,688,642
  #*Elizabeth Arden, Inc..................................  77,799    3,194,427
   *Farmer Bros Co........................................  57,036      908,583
    Fresh Del Monte Produce, Inc.......................... 289,786    8,140,089
    Golden Enterprises, Inc...............................  17,103       60,374
   #Griffin Land & Nurseries, Inc.........................  12,781      406,691
  #*Hain Celestial Group, Inc. (The)...................... 189,025   13,791,264
    Ingles Markets, Inc. Class A..........................  61,457    1,749,066
    Inter Parfums, Inc....................................  86,249    2,844,492
    John B Sanfilippo & Son, Inc..........................  38,315      826,838
   *Mannatech, Inc........................................   2,230       29,793
    MGP Ingredients, Inc..................................  55,785      311,838
    Nash Finch Co.........................................  71,489    1,676,417
   *Natural Alternatives International, Inc...............  12,132       59,325
    Nutraceutical International Corp......................  56,298    1,250,942
    Oil-Dri Corp. of America..............................  20,222      644,273
   *Omega Protein Corp.................................... 108,420      907,475
    Orchids Paper Products Co.............................  20,718      561,872
   *Overhill Farms, Inc...................................   2,806       13,974
   *Pantry, Inc. (The).................................... 109,950    1,368,878
   *Pilgrim's Pride Corp.................................. 181,851    3,022,364
   *Post Holdings, Inc.................................... 168,554    7,819,220
   *Prestige Brands Holdings, Inc......................... 295,620   10,024,474
    Reliv International, Inc..............................     600        2,196
    Sanderson Farms, Inc..................................  89,079    6,292,541
    Seaboard Corp.........................................   1,661    4,684,020
  #*Seneca Foods Corp. Class A............................  31,294    1,099,984
   *Seneca Foods Corp. Class B............................     189        6,632
  #*Smithfield Foods, Inc................................. 824,435   27,371,242
   #Snyders-Lance, Inc....................................  43,470    1,375,825
   #Spartan Stores, Inc................................... 108,525    2,134,687
    Spectrum Brands Holdings, Inc......................... 123,198    6,950,831
  #*Susser Holdings Corp.................................. 119,870    6,199,676
   #Tootsie Roll Industries, Inc..........................  14,734      498,893
   #Universal Corp........................................ 123,817    7,589,982
    Village Super Market, Inc. Class A....................  20,181      743,670
    Weis Markets, Inc.....................................  76,883    3,861,064
                                                                   ------------
Total Consumer Staples....................................          172,834,075
                                                                   ------------
Energy -- (8.5%)
    Adams Resources & Energy, Inc.........................  16,959    1,134,048
    Alon USA Energy, Inc.................................. 285,694    3,902,580
  #*Alpha Natural Resources, Inc.......................... 963,117    5,239,357
  #*Approach Resources, Inc...............................  87,580    2,319,994
   #Arch Coal, Inc........................................ 477,446    1,862,039
   *Barnwell Industries, Inc..............................  21,188       75,006
   *Basic Energy Services, Inc............................ 237,320    2,714,941
    Berry Petroleum Co. Class A...........................   3,378      136,978
  #*Bill Barrett Corp..................................... 259,577    5,819,716
    Bolt Technology Corp..................................  41,081      744,799
   *Bonanza Creek Energy, Inc.............................   9,058      369,023
  #*BPZ Resources, Inc.................................... 410,902      990,274
    Bristow Group, Inc.................................... 161,348   10,973,278

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
  #*C&J Energy Services, Inc.............................. 101,732 $ 1,968,514
  #*Cal Dive International, Inc...........................  84,019     164,677
  #*Callon Petroleum Co................................... 102,490     409,960
  #*Carrizo Oil & Gas, Inc................................  51,798   1,640,443
    Cimarex Energy Co..................................... 136,344  10,420,772
   *Clayton Williams Energy, Inc..........................   9,707     552,620
   *Cloud Peak Energy, Inc................................ 206,772   3,314,555
   #Comstock Resources, Inc............................... 272,498   4,569,791
    Contango Oil & Gas Co.................................  24,313     939,941
   *Crimson Exploration, Inc.............................. 173,641     557,388
    Crosstex Energy, Inc.................................. 161,972   3,254,017
   *Dawson Geophysical Co.................................  46,821   1,689,302
    Delek US Holdings, Inc................................ 193,674   5,858,639
  #*Double Eagle Petroleum Co.............................  52,252     182,359
  #*Emerald Oil, Inc...................................... 106,542     767,102
  #*Endeavour International Corp.......................... 170,330     725,606
    Energy XXI Bermuda, Ltd...............................  16,800     451,080
   *ENGlobal Corp.........................................  46,727      45,521
   *EPL Oil & Gas, Inc.................................... 178,331   5,735,125
   *Era Group, Inc........................................ 101,346   2,471,829
   *Exterran Holdings, Inc................................ 360,591  11,448,764
   *Forbes Energy Services, Ltd...........................   2,714      12,294
   *Gastar Exploration, Ltd...............................   1,100       3,630
  #*Global Geophysical Services, Inc...................... 132,007     579,511
  #*Green Plains Renewable Energy, Inc.................... 181,915   3,012,512
    Gulf Island Fabrication, Inc..........................  73,174   1,809,593
    Gulfmark Offshore, Inc. Class A....................... 140,737   6,931,297
  #*Harvest Natural Resources, Inc........................ 198,761     818,895
   *Helix Energy Solutions Group, Inc..................... 568,915  14,433,374
   *Hercules Offshore, Inc................................ 840,892   5,802,155
   *HKN, Inc..............................................   1,295      90,650
   *Hornbeck Offshore Services, Inc....................... 186,154   9,856,854
  #*James River Coal Co...................................  51,084     101,146
  #*Key Energy Services, Inc.............................. 315,211   1,998,438
    Knightsbridge Tankers, Ltd............................   7,469      57,213
  #*Magnum Hunter Resources Corp.......................... 505,906   1,937,620
   *Matador Resources Co..................................  21,331     279,436
   *Matrix Service Co..................................... 135,264   2,143,934
   *McDermott International, Inc..........................  73,157     632,808
   *Mexco Energy Corp.....................................   6,763      37,636
  #*Miller Energy Resources, Inc..........................  32,924     164,291
   *Mitcham Industries, Inc...............................  57,917     980,535
    Nabors Industries, Ltd................................ 931,302  14,332,738
   *Natural Gas Services Group, Inc.......................  61,345   1,493,751
  #*Newfield Exploration Co............................... 203,865   5,015,079
  #*Newpark Resources, Inc................................ 480,197   5,493,454
   #Nordic American Tankers, Ltd..........................   3,000      28,440
  #*Northern Oil and Gas, Inc.............................  31,352     414,160
  #*Nuverra Environmental Solutions, Inc.................. 252,631     745,261
  #*Overseas Shipholding Group, Inc....................... 142,039     575,258
   *Pacific Drilling SA...................................   3,783      37,300
    Panhandle Oil and Gas, Inc. Class A...................     274       8,154
   *Parker Drilling Co.................................... 603,932   3,665,867

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   #Patterson-UTI Energy, Inc...........................   696,309 $ 13,766,029
   *PDC Energy, Inc.....................................   143,020    7,887,553
  #*Penn Virginia Corp..................................   252,263    1,271,406
   *PetroQuest Energy, Inc..............................   139,516      627,822
  #*PHI, Inc............................................    63,165    2,223,408
   *Pioneer Energy Services Corp........................   336,370    2,280,589
   *Pyramid Oil Co......................................       100          447
    QEP Resources, Inc..................................   293,548    8,950,279
   *Renewable Energy Group, Inc.........................    37,910      590,638
  #*Rex Energy Corp.....................................   265,755    5,099,838
   *Rowan Cos. P.L.C. Class A...........................   642,865   22,082,413
  #*SandRidge Energy, Inc...............................   228,638    1,239,218
    SEACOR Holdings, Inc................................   102,252    8,953,185
    SemGroup Corp. Class A..............................    46,326    2,614,639
   #Ship Finance International, Ltd.....................   172,469    2,775,026
   *Steel Excel, Inc....................................    42,674    1,237,546
  #*Stone Energy Corp...................................   190,143    4,631,884
   *Superior Energy Services, Inc.......................   597,313   15,303,159
  #*Swift Energy Co.....................................   231,376    2,947,730
   *Synergy Resources Corp..............................     9,843       76,283
   #Teekay Corp.........................................    73,629    2,920,862
   *Tesco Corp..........................................    52,424      694,094
   #Tesoro Corp.........................................   556,280   31,624,518
   *TETRA Technologies, Inc.............................   376,526    3,810,443
    TGC Industries, Inc.................................    36,617      328,455
    Tidewater, Inc......................................   284,422   16,778,054
  #*Triangle Petroleum Corp.............................   222,303    1,578,351
   *Unit Corp...........................................   216,554    9,762,254
   *Vaalco Energy, Inc..................................   266,869    1,654,588
  #*Verenium Corp.......................................       457          996
   #W&T Offshore, Inc...................................    45,025      733,457
   *Warren Resources, Inc...............................   187,972      539,480
   #Western Refining, Inc...............................   390,087   11,753,321
   *Whiting Petroleum Corp..............................   347,412   17,881,296
   *Willbros Group, Inc.................................   298,961    2,146,540
  #*WPX Energy, Inc.....................................   198,607    3,815,240
                                                                   ------------
Total Energy............................................            387,524,363
                                                                   ------------
Financials -- (22.8%)
   *1st Constitution Bancorp............................       464        4,450
    1st Source Corp.....................................    90,544    2,470,040
   #1st United Bancorp Inc/Boca Raton...................    30,188      234,863
   #Access National Corp................................    11,489      174,977
   *Alexander & Baldwin, Inc............................   198,146    8,775,886
    Alliance Bancorp, Inc. of Pennsylvania..............       770       11,381
   #Allied World Assurance Co. Holdings AG..............   169,770   16,068,730
   *American Capital, Ltd............................... 1,522,751   20,800,779
   #American Equity Investment Life Holding Co..........   325,267    5,919,859
    American Financial Group, Inc.......................   455,534   23,546,552
   *American Independence Corp..........................       300        2,304
   #American National Bankshares, Inc...................    18,542      442,041
    American National Insurance Co......................    44,387    4,993,537
   *American River Bankshares...........................     1,626       14,471

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
   *American Safety Insurance Holdings, Ltd...............  50,238 $ 1,505,130
   *Ameris Bancorp........................................  93,067   1,791,540
    AMERISAFE, Inc........................................ 103,129   3,684,799
    AmeriServ Financial, Inc..............................  36,909     109,620
    Argo Group International Holdings, Ltd................ 160,766   7,178,202
   #Arrow Financial Corp..................................   1,502      39,563
    Aspen Insurance Holdings, Ltd......................... 358,960  13,457,410
   #Associated Banc-Corp.................................. 531,465   9,003,017
    Assurant, Inc......................................... 458,692  24,842,759
   #Assured Guaranty, Ltd................................. 672,046  14,543,075
    Asta Funding, Inc.....................................  60,415     532,256
    Astoria Financial Corp................................ 469,952   5,733,414
   *Atlantic Coast Financial Corp.........................   4,033      19,399
  #*Atlanticus Holdings Corp..............................  66,219     251,632
    Auburn National BanCorp., Inc.........................     692      15,556
   *AV Homes, Inc.........................................  44,952     725,975
    Axis Capital Holdings, Ltd............................ 593,046  25,833,084
    Baldwin & Lyons, Inc. Class A.........................     253       6,661
    Baldwin & Lyons, Inc. Class B.........................  14,285     381,552
    Banc of California, Inc...............................  19,183     282,374
    Bancfirst Corp........................................  24,142   1,262,144
   *Bancorp, Inc.......................................... 141,702   2,125,530
   #BancorpSouth, Inc..................................... 233,699   4,592,185
    Bank Mutual Corp...................................... 160,845     998,847
    Bank of Commerce Holdings.............................   5,200      27,456
    Bank of Kentucky Financial Corp.......................   3,728     102,334
   #BankFinancial Corp.................................... 106,520     916,072
   #Banner Corp...........................................  99,476   3,688,570
    Bar Harbor Bankshares.................................   8,085     317,417
    BBCN Bancorp, Inc..................................... 181,329   2,649,217
    BCB Bancorp, Inc......................................   4,921      51,818
   *BCSB Bancorp, Inc.....................................     238       5,900
   *Beneficial Mutual Bancorp, Inc........................  23,968     206,604
    Berkshire Hills Bancorp, Inc.......................... 105,104   2,743,214
  #*BofI Holding, Inc.....................................  54,028   2,931,019
    Boston Private Financial Holdings, Inc................ 368,788   4,075,107
    Bridge Bancorp, Inc...................................   1,532      32,846
   *Bridge Capital Holdings...............................   1,785      29,435
    Brookline Bancorp, Inc................................ 273,500   2,696,710
    Bryn Mawr Bank Corp...................................  14,885     416,185
    C&F Financial Corp....................................   2,563     138,505
   #Calamos Asset Management, Inc. Class A................  85,934     915,197
    California First National Bancorp.....................   3,333      57,628
   *Camco Financial Corp..................................     411       1,784
    Camden National Corp..................................  10,139     394,508
    Cape Bancorp, Inc.....................................   3,623      33,984
   *Capital City Bank Group, Inc..........................  69,097     865,094
    Capital Southwest Corp................................  17,318   2,510,764
    CapitalSource, Inc.................................... 731,662   8,853,110
    Capitol Federal Financial, Inc........................  27,247     343,585
    Cardinal Financial Corp............................... 143,452   2,346,875
   #Cash America International, Inc.......................  71,699   3,011,358
    Cathay General Bancorp................................ 368,468   8,754,800

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Center Bancorp, Inc..................................    50,281 $   757,735
    Centerstate Banks, Inc...............................    86,915     856,982
  #*Central Pacific Financial Corp.......................    13,570     252,266
    Century Bancorp, Inc. Class A........................     3,819     135,842
    CFS Bancorp, Inc.....................................     3,357      40,083
    Chemical Financial Corp..............................    79,068   2,360,970
    Chicopee Bancorp, Inc................................     1,885      32,856
    Citizens Community Bancorp, Inc......................     6,617      49,958
    Citizens Holding Co..................................     1,103      19,578
   *Citizens, Inc........................................    78,129     557,841
   #City Holding Co......................................    17,142     758,705
   #Clifton Savings Bancorp, Inc.........................     2,471      30,764
    CNB Financial Corp...................................     6,610     118,187
    CNO Financial Group, Inc............................. 1,174,038  16,765,263
    CoBiz Financial, Inc.................................   151,412   1,520,176
    Codorus Valley Bancorp, Inc..........................       289       5,237
   *Colonial Financial Services, Inc.....................       522       7,431
    Columbia Banking System, Inc.........................   152,653   3,813,272
    Commercial National Financial Corp...................     1,547      33,028
   #Community Bank System, Inc...........................   126,240   4,234,090
    Community Trust Bancorp, Inc.........................    68,953   2,747,777
   *Community West Bancshares............................       367       2,068
   #Consolidated-Tomoka Land Co..........................    11,795     458,236
  #*Cowen Group, Inc. Class A............................   322,696   1,042,308
    CVB Financial Corp...................................    30,606     400,633
   *DFC Global Corp......................................     1,000      15,490
    Dime Community Bancshares, Inc.......................   169,001   2,965,968
    Donegal Group, Inc. Class A..........................    80,831   1,111,426
    Donegal Group, Inc. Class B..........................        59       1,398
   *Doral Financial Corp.................................       367       8,812
  #*E*TRADE Financial Corp...............................   941,646  14,030,525
   #Eastern Insurance Holdings, Inc......................    45,624     891,037
    EMC Insurance Group, Inc.............................    55,011   1,595,319
    Employers Holdings, Inc..............................   110,966   2,917,296
  #*Encore Capital Group, Inc............................    47,093   1,830,034
   #Endurance Specialty Holdings, Ltd....................   230,172  12,113,952
  #*Enstar Group, Ltd....................................     8,404   1,207,487
   #Enterprise Bancorp, Inc..............................     7,936     159,593
    Enterprise Financial Services Corp...................    49,253     912,658
   #ESB Financial Corp...................................    50,107     656,903
    ESSA Bancorp, Inc....................................    79,429     901,519
    Evans Bancorp, Inc...................................       163       3,180
    Everest Re Group, Ltd................................    34,080   4,550,702
   *Ezcorp, Inc. Class A.................................     4,075      73,676
   *Farmers Capital Bank Corp............................     1,687      41,197
    FBL Financial Group, Inc. Class A....................   134,590   5,952,916
    Federal Agricultural Mortgage Corp. Class C..........    60,117   1,869,038
    Federated National Holding Co........................    28,190     287,256
    Fidelity Southern Corp...............................    21,443     331,086
    Financial Institutions, Inc..........................    31,060     625,238
   *First Acceptance Corp................................    82,671     152,115
    First American Financial Corp........................   274,012   6,228,293
  #*First BanCorp........................................    65,427     492,665

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    First Bancorp........................................    63,963 $ 1,012,534
    First Bancorp, Inc...................................    23,909     427,971
    First Bancshares, Inc................................       137       1,713
   #First Busey Corp.....................................   252,120   1,258,079
    First Business Financial Services, Inc...............       614      20,219
    First Citizens BancShares, Inc. Class A..............     8,839   1,851,770
    First Commonwealth Financial Corp....................   510,473   3,833,652
    First Community Bancshares, Inc......................    48,980     781,721
   #First Connecticut Bancorp Inc/Farmington.............     3,750      56,250
    First Defiance Financial Corp........................    44,537   1,175,777
   *First Federal Bancshares of Arkansas, Inc............     4,332      42,670
   #First Financial Bancorp..............................    94,388   1,520,591
    First Financial Corp.................................    49,210   1,631,804
   #First Financial Holdings, Inc........................    81,127   4,497,706
   #First Financial Northwest, Inc.......................    97,328   1,037,516
    First Interstate Bancsystem, Inc.....................    39,348     927,432
    First M&F Corp.......................................     2,708      48,013
  #*First Marblehead Corp. (The).........................   243,279     413,574
    First Merchants Corp.................................   138,495   2,592,626
    First Midwest Bancorp, Inc...........................   307,253   4,691,753
   #First Niagara Financial Group, Inc................... 1,039,803  11,115,494
   *First South Bancorp, Inc.............................     6,484      42,600
    First West Virginia Bancorp..........................        63       1,065
    Firstbank Corp.......................................       301       4,840
    FirstMerit Corp......................................   206,220   4,623,452
  #*Flagstar Bancorp, Inc................................    27,614     452,870
    Flushing Financial Corp..............................   151,156   2,865,918
    FNB Corp.............................................   455,924   5,762,879
   *Forestar Group, Inc..................................    66,030   1,426,908
   *Fortegra Financial Corp..............................       281       1,897
    Fox Chase Bancorp, Inc...............................    23,164     405,833
    Franklin Financial Corp..............................     5,307      96,959
   #FXCM, Inc. Class A...................................     5,955      98,258
    Gain Capital Holdings, Inc...........................       200       1,088
   *Genworth Financial, Inc. Class A..................... 1,825,699  23,715,830
   #Geo Group, Inc. (The)................................   245,606   8,527,440
   #German American Bancorp, Inc.........................    30,439     842,247
   #GFI Group, Inc.......................................   221,401     885,604
   #Glacier Bancorp, Inc.................................    87,422   2,127,851
   *Global Indemnity P.L.C...............................    81,077   2,106,380
    Great Southern Bancorp, Inc..........................    51,030   1,490,076
  #*Green Dot Corp. Class A..............................    63,664   1,482,098
  #*Greenlight Capital Re, Ltd. Class A..................    47,979   1,268,565
    Guaranty Bancorp.....................................    24,139     302,703
   *Guaranty Federal Bancshares, Inc.....................       348       4,444
   *Hallmark Financial Services, Inc.....................   100,040     977,391
    Hampden Bancorp, Inc.................................    20,730     323,181
   *Hanmi Financial Corp.................................   127,309   2,164,253
    Hanover Insurance Group, Inc. (The)..................   213,054  11,468,697
    Harleysville Savings Financial Corp..................     1,060      20,246
   *Harris & Harris Group, Inc...........................   146,100     455,832
    Hawthorn Bancshares, Inc.............................       536       7,022
   #HCI Group, Inc.......................................    31,651   1,155,262

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Heartland Financial USA, Inc..........................  43,981 $ 1,231,468
   *Heritage Commerce Corp................................  68,269     501,777
    Heritage Financial Corp...............................  24,584     390,640
    Heritage Financial Group, Inc.........................     194       3,713
    HF Financial Corp.....................................   3,852      51,732
   *Hilltop Holdings, Inc................................. 253,312   4,313,903
   #Hingham Institution for Savings.......................   1,748     125,629
   *HMN Financial, Inc....................................     800       5,856
   *Home Bancorp, Inc.....................................   5,782     105,522
   #Home BancShares, Inc..................................  58,632   1,601,826
    Home Federal Bancorp, Inc.............................  86,290   1,209,786
    HopFed Bancorp, Inc...................................   6,953      77,248
    Horace Mann Educators Corp............................ 197,489   5,596,838
    Horizon Bancorp.......................................   9,962     238,789
    Hudson City Bancorp, Inc..............................  75,160     718,530
   #Hudson Valley Holding Corp............................  11,959     247,790
   #Iberiabank Corp.......................................  69,542   4,089,070
   *ICG Group, Inc........................................ 117,659   1,427,204
  #*Imperial Holdings, Inc................................   1,082       8,018
   #Independence Holding Co...............................  55,689     781,317
   #Independent Bank Corp. (453836108)....................  97,815   3,642,631
   *Independent Bank Corp. (453838609)....................  24,000     187,200
    Infinity Property & Casualty Corp.....................  11,500     747,615
    Interactive Brokers Group, Inc. Class A...............  92,698   1,501,708
    International Bancshares Corp......................... 235,454   5,700,341
  #*Intervest Bancshares Corp. Class A....................  17,708     131,039
  #*INTL. FCStone, Inc....................................   4,934      91,328
   *Investment Technology Group, Inc...................... 154,059   2,189,178
   #Investors Title Co....................................   3,252     242,502
   #Janus Capital Group, Inc.............................. 888,638   8,326,538
    JMP Group, Inc........................................  57,369     407,320
   *KCG Holdings, Inc. Class A............................  42,847     395,049
   *Kearny Financial Corp.................................   1,371      14,204
    Kemper Corp........................................... 282,480   9,872,676
    Kentucky First Federal Bancorp........................   2,420      20,788
    Lake Shore Bancorp, Inc...............................     306       3,586
    Lakeland Bancorp, Inc................................. 130,516   1,467,000
    Lakeland Financial Corp...............................  51,696   1,631,009
    Landmark Bancorp Inc/Manhattan........................     446       9,139
   #Legg Mason, Inc....................................... 686,279  23,601,135
    Leucadia National Corp................................  53,010   1,422,258
    LNB Bancorp, Inc......................................  31,120     282,570
   *Louisiana Bancorp Inc/Metaire.........................  13,988     254,861
  #*Macatawa Bank Corp.................................... 137,897     715,685
   #Maiden Holdings, Ltd.................................. 216,446   2,631,983
    MainSource Financial Group, Inc.......................  88,279   1,276,514
    Manning & Napier, Inc.................................  13,076     234,714
   *Markel Corp...........................................  17,338   9,189,140
    Marlin Business Services Corp.........................  58,904   1,347,724
   *Maui Land & Pineapple Co., Inc........................     817       3,452
   #MB Financial, Inc..................................... 269,979   7,769,996
  #*MBIA, Inc............................................. 694,245   9,372,307
   *MBT Financial Corp....................................  39,294     155,604

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   #MCG Capital Corp.....................................   450,543 $ 2,473,481
   #Meadowbrook Insurance Group, Inc.....................   217,301   1,649,315
    Medallion Financial Corp.............................   108,086   1,631,018
    Mercantile Bank Corp.................................    37,124     741,366
    Merchants Bancshares, Inc............................    16,674     517,561
   *Meridian Interstate Bancorp, Inc.....................    24,317     497,526
    Meta Financial Group, Inc............................     1,149      33,804
   *Metro Bancorp, Inc...................................    66,562   1,455,045
    MetroCorp Bancshares, Inc............................    13,453     143,947
   *MGIC Investment Corp.................................   848,943   6,485,925
    MicroFinancial, Inc..................................    41,697     338,580
    Mid Penn Bancorp, Inc................................       106       1,216
   #MidSouth Bancorp, Inc................................    19,374     315,796
    Montpelier Re Holdings, Ltd..........................   317,012   8,562,494
    MutualFirst Financial, Inc...........................     3,283      48,621
    NASDAQ OMX Group, Inc. (The).........................   858,799  27,825,088
   #National Interstate Corp.............................    13,998     381,446
   #National Penn Bancshares, Inc........................   510,591   5,509,277
    National Security Group, Inc.........................     1,423      10,160
    National Western Life Insurance Co. Class A..........     2,511     537,228
    Naugatuck Valley Financial Corp......................       385       3,030
   *Navigators Group, Inc. (The).........................    67,157   3,892,420
    NBT Bancorp, Inc.....................................    69,206   1,561,979
    Nelnet, Inc. Class A.................................   155,516   6,046,462
   *New Century Bancorp, Inc.............................       700       4,564
   #New Hampshire Thrift Bancshares, Inc.................     1,468      20,508
   *NewBridge Bancorp....................................    33,630     275,430
  #*NewStar Financial, Inc...............................   256,825   3,955,105
    Nicholas Financial, Inc..............................     4,089      63,666
   *North Valley Bancorp.................................     6,514     113,344
    Northeast Community Bancorp, Inc.....................     9,196      60,326
    Northfield Bancorp, Inc..............................    22,518     263,911
    Northrim BanCorp, Inc................................    10,888     277,862
    Northwest Bancshares, Inc............................   317,397   4,386,427
   #Norwood Financial Corp...............................       368      10,712
    Ocean Shore Holding Co...............................        92       1,380
    OceanFirst Financial Corp............................    60,364   1,031,017
    OFG Bancorp..........................................   205,486   3,795,326
    Ohio Valley Banc Corp................................     1,834      40,733
    Old National Bancorp.................................   352,206   5,075,288
    Old Republic International Corp...................... 1,178,722  17,032,533
   *Old Second Bancorp, Inc..............................    32,787     199,345
   *OmniAmerican Bancorp, Inc............................    49,613   1,172,851
    OneBeacon Insurance Group, Ltd. Class A..............   107,996   1,565,942
    Oppenheimer Holdings, Inc. Class A...................    14,598     279,698
    Oritani Financial Corp...............................    47,130     766,334
    Pacific Continental Corp.............................    34,894     430,243
   *Pacific Mercantile Bancorp...........................    40,919     253,698
   *Pacific Premier Bancorp, Inc.........................    18,779     244,690
    PacWest Bancorp......................................    32,011   1,133,830
   #Park National Corp...................................    10,252     808,883
   *Park Sterling Corp...................................   119,833     802,881
   #PartnerRe, Ltd.......................................   321,083  28,749,772

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   #Peapack Gladstone Financial Corp.....................    22,765 $   445,283
   #People's United Financial, Inc....................... 1,423,278  21,349,170
    Peoples Bancorp of North Carolina, Inc...............       410       5,670
    Peoples Bancorp, Inc.................................    49,925   1,122,813
  #*PHH Corp.............................................   305,779   6,928,952
  #*Phoenix Cos., Inc. (The).............................    18,657     796,094
  #*PICO Holdings, Inc...................................    87,726   1,920,322
  #*Pinnacle Financial Partners, Inc.....................   158,447   4,512,571
   *Piper Jaffray Cos....................................    64,808   2,174,308
    Platinum Underwriters Holdings, Ltd..................   178,799  10,386,434
   *Popular, Inc.........................................   230,093   7,570,060
  #*Portfolio Recovery Associates, Inc...................     1,800     268,758
   *Preferred Bank.......................................    24,059     408,762
    Primerica, Inc.......................................    30,982   1,271,501
    PrivateBancorp, Inc..................................   255,603   6,029,675
    ProAssurance Corp....................................    11,470     613,989
   #Protective Life Corp.................................   404,443  17,524,515
    Provident Financial Holdings, Inc....................    30,246     529,305
    Provident Financial Services, Inc....................   303,770   5,404,068
    Provident New York Bancorp...........................   170,197   1,846,637
   *Prudential Bancorp, Inc. of Pennsylvania.............     2,852      27,864
   *PSB Holdings, Inc....................................       599       3,717
    Pulaski Financial Corp...............................    28,592     286,206
    QC Holdings, Inc.....................................    80,189     215,708
    QCR Holdings, Inc....................................       246       3,850
    Radian Group, Inc....................................   668,127   9,387,184
    Reinsurance Group of America, Inc....................   378,585  25,777,853
    Renasant Corp........................................   116,126   3,181,852
   #Republic Bancorp, Inc. Class A.......................    21,299     557,395
    Resource America, Inc. Class A.......................    83,429     692,461
   *Riverview Bancorp, Inc...............................    31,681      82,371
   #RLI Corp.............................................     6,311     520,910
    Rockville Financial, Inc.............................    64,494     844,871
    Roma Financial Corp..................................     2,705      51,666
    Ryman Hospitality Properties.........................    27,200   1,013,200
    S&T Bancorp, Inc.....................................   137,134   3,357,040
  #*Safeguard Scientifics, Inc...........................   101,615   1,519,144
    Safety Insurance Group, Inc..........................    65,125   3,501,771
    Salisbury Bancorp, Inc...............................       291       8,715
    Sandy Spring Bancorp, Inc............................   104,976   2,565,613
  #*Seacoast Banking Corp. of Florida....................    25,950      61,242
   #Selective Insurance Group, Inc.......................   252,402   6,171,229
   *Shore Bancshares, Inc................................     2,613      20,695
    SI Financial Group, Inc..............................     7,388      83,632
    Sierra Bancorp.......................................    27,291     430,652
   #Simmons First National Corp. Class A.................    57,881   1,583,045
    Simplicity Bancorp, Inc..............................    18,379     272,193
   oSouthern Community Financial.........................    34,147       7,512
   *Southern First Bancshares, Inc.......................     2,286      30,221
    Southern Missouri Bancorp, Inc.......................       293       7,838
   #Southern National Bancorp of Virginia, Inc...........       259       2,567
   #Southside Bancshares, Inc............................    48,813   1,219,837
   *Southwest Bancorp, Inc...............................    87,892   1,314,864

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Southwest Georgia Financial Corp.....................       700 $     7,154
    StanCorp Financial Group, Inc........................   122,098   6,482,183
    State Auto Financial Corp............................   121,285   2,462,085
    StellarOne Corp......................................   104,796   2,219,579
    Sterling Bancorp.....................................    80,532   1,091,209
    Stewart Information Services Corp....................    92,420   2,858,551
   *Stratus Properties, Inc..............................     1,430      18,376
   *Suffolk Bancorp......................................    87,728   1,592,263
    Summit State Bank....................................     1,121      11,300
  #*Sun Bancorp, Inc.....................................   120,870     401,288
    Susquehanna Bancshares, Inc..........................   893,704  11,886,263
   *Sussex Bancorp.......................................       639       4,294
   #Symetra Financial Corp...............................   226,043   4,064,253
   #Synovus Financial Corp............................... 1,214,042   4,042,760
   *Taylor Capital Group, Inc............................    78,907   1,769,884
    Teche Holding Co.....................................       540      24,640
    Territorial Bancorp, Inc.............................    20,309     461,827
   #TF Financial Corp....................................     4,609     125,088
    Thomas Properties Group, Inc.........................   248,419   1,406,052
    Timberland Bancorp, Inc..............................    10,843      94,768
    Tompkins Financial Corp..............................    36,408   1,643,093
    Tower Financial Corp.................................        88       1,265
   #Tower Group International, Ltd.......................   213,884   4,677,643
   #TowneBank............................................    79,009   1,261,774
    Tree.com, Inc........................................    52,289     987,739
   #Trico Bancshares.....................................    47,751   1,034,287
   #TrustCo Bank Corp....................................   154,763     919,292
   #Trustmark Corp.......................................   176,148   4,750,712
    Umpqua Holdings Corp.................................   571,164   9,618,402
   #Union First Market Bankshares Corp...................    75,815   1,675,512
    United Bancshares, Inc...............................       466       6,058
   #United Bankshares, Inc...............................    79,082   2,239,602
    United Community Bancorp.............................       114       1,167
   *United Community Banks, Inc..........................    87,255   1,189,286
   *United Community Financial Corp......................     2,218      10,247
    United Financial Bancorp, Inc........................    96,629   1,508,379
    United Fire Group, Inc...............................   118,756   3,088,844
  #*United Security Bancshares...........................     1,112       4,748
   #Unity Bancorp, Inc...................................     3,489      27,389
    Universal Insurance Holdings, Inc....................   136,783   1,075,114
    Univest Corp. of Pennsylvania........................    42,883     870,096
    Validus Holdings, Ltd................................   377,588  13,377,943
    ViewPoint Financial Group, Inc.......................    71,766   1,547,993
   *Virginia Commerce Bancorp, Inc.......................   135,705   2,039,646
   #VSB Bancorp, Inc.....................................        80         837
   *Walker & Dunlop, Inc.................................    64,037   1,180,842
    Washington Banking Co................................    26,133     380,235
    Washington Federal, Inc..............................   324,742   7,063,138
    Washington Trust Bancorp, Inc........................    59,513   1,924,650
   *Waterstone Financial, Inc............................     7,928      86,257
    Wayne Savings Bancshares, Inc........................       120       1,277
    Webster Financial Corp...............................   253,863   6,915,228
    WesBanco, Inc........................................   118,609   3,493,035

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
    West BanCorp., Inc..................................  58,779 $      804,097
   *Western Alliance Bancorp............................ 280,258      4,968,974
    Westfield Financial, Inc............................ 131,049        912,101
    Wilshire Bancorp, Inc............................... 295,856      2,600,574
    Wintrust Financial Corp............................. 189,525      7,753,468
    WSFS Financial Corp.................................   8,810        524,459
    WVS Financial Corp..................................     111          1,220
   *Yadkin Financial Corp...............................     753         11,739
   #Zions BanCorp....................................... 790,545     23,431,754
   *ZipRealty, Inc......................................  93,955        311,931
                                                                 --------------
Total Financials........................................          1,038,373,512
                                                                 --------------
Health Care -- (5.9%)
   *Addus HomeCare Corp.................................  21,888        429,880
    Aetna, Inc.......................................... 257,343     16,513,700
  #*Affymetrix, Inc..................................... 351,052      1,333,998
   *Albany Molecular Research, Inc...................... 138,611      1,761,746
   *Alere, Inc.......................................... 320,900     10,718,060
   *Allied Healthcare Products..........................   1,097          2,710
   *Allscripts Healthcare Solutions, Inc................ 126,955      2,007,159
    Almost Family, Inc..................................  43,727        836,498
   *Alphatec Holdings, Inc.............................. 147,075        338,272
   *AMAG Pharmaceuticals, Inc...........................   3,292         74,070
  #*Amedisys, Inc....................................... 147,185      1,841,284
  #*American Shared Hospital Services...................   4,548         13,371
  #*Amicus Therapeutics, Inc............................   3,700          9,028
   *AMN Healthcare Services, Inc........................ 159,979      2,364,490
   *Amsurg Corp......................................... 160,173      6,264,366
    Analogic Corp.......................................  40,749      2,909,071
  #*AngioDynamics, Inc.................................. 136,517      1,631,378
   *Anika Therapeutics, Inc.............................  73,307      1,474,204
   *Arqule, Inc.........................................   8,633         23,050
   *Astex Pharmaceuticals............................... 422,730      2,210,878
   *AVEO Pharmaceuticals, Inc...........................  12,600         30,240
  #*Baxano Surgical, Inc................................  97,586        194,196
   *BioScrip, Inc....................................... 266,195      4,325,669
    BioTelemetry, Inc................................... 105,109        794,624
   *Cambrex Corp........................................ 132,133      1,935,748
    Cantel Medical Corp................................. 147,686      3,919,573
   *Capital Senior Living Corp.......................... 136,755      3,150,835
  #*Chindex International, Inc..........................   6,388        109,363
  #*Codexis, Inc........................................   3,757          9,205
    Community Health Systems, Inc....................... 456,510     21,026,851
    CONMED Corp......................................... 141,317      4,635,198
   *Cross Country Healthcare, Inc....................... 121,342        684,369
   #CryoLife, Inc.......................................  81,378        576,156
  #*Cumberland Pharmaceuticals, Inc.....................  90,380        506,128
   *Cutera, Inc.........................................  72,520        692,566
   *Cynosure, Inc. Class A..............................  57,163      1,628,011
    Daxor Corp..........................................     613          4,414
   *Digirad Corp........................................  88,544        217,818
   *Emergent Biosolutions, Inc..........................  85,216      1,507,471
   #Ensign Group, Inc. (The)............................  22,815        872,446

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Enzo Biochem, Inc..................................... 132,897 $   289,715
    Enzon Pharmaceuticals, Inc............................  79,602     159,204
   *Exactech, Inc.........................................  38,546     832,208
  #*ExamWorks Group, Inc..................................  29,669     720,363
   *Five Star Quality Care, Inc........................... 215,512   1,275,831
   *Furiex Pharmaceuticals, Inc...........................  15,441     679,250
  #*Gentiva Health Services, Inc.......................... 154,212   1,656,237
   *Greatbatch, Inc....................................... 134,288   5,076,086
  #*Hanger, Inc...........................................  72,933   2,692,686
   *Harvard Bioscience, Inc............................... 148,840     796,294
  #*HealthStream, Inc.....................................  36,243   1,141,654
   *Healthways, Inc....................................... 148,917   2,555,416
   #Hi-Tech Pharmacal Co., Inc............................  57,671   2,072,696
   #Hill-Rom Holdings, Inc................................  25,481     944,581
   *Hologic, Inc.......................................... 373,058   8,468,417
  #*Horizon Pharma, Inc...................................  34,063      85,839
   *ICU Medical, Inc......................................  16,863   1,208,908
  #*Idera Pharmaceuticals, Inc............................ 141,206     186,392
   *Impax Laboratories, Inc...............................  45,027     933,860
    Invacare Corp......................................... 160,449   2,504,609
  #*Iridex Corp...........................................     918       5,692
   #Kewaunee Scientific Corp..............................   7,798     104,493
  #*Kindred Healthcare, Inc............................... 264,735   4,066,330
  #*Lannett Co., Inc......................................  97,301   1,351,511
   #LeMaitre Vascular, Inc................................  73,991     509,798
   *LHC Group, Inc........................................  79,076   1,814,003
   *LifePoint Hospitals, Inc.............................. 233,325  11,470,257
   *Magellan Health Services, Inc......................... 131,336   7,505,852
    Maxygen, Inc.......................................... 172,517     431,292
   *MedAssets, Inc........................................ 170,055   3,702,097
  o*MedCath Corp.......................................... 103,153     141,320
   *Medical Action Industries, Inc........................  88,746     815,576
  #*MediciNova, Inc.......................................  23,798      63,779
   *Merit Medical Systems, Inc............................  23,522     309,079
   *Misonix, Inc..........................................   5,883      30,356
  #*Molina Healthcare, Inc................................ 260,770   9,679,782
   *Momenta Pharmaceuticals, Inc..........................  36,586     631,474
   #National Healthcare Corp..............................  25,110   1,206,033
   *Natus Medical, Inc.................................... 154,939   1,981,670
   *NuVasive, Inc.........................................  65,573   1,496,376
   *Ocera Therapeutics, Inc...............................   1,300      12,363
   #Omnicare, Inc......................................... 597,354  31,534,318
   *Omnicell, Inc......................................... 209,540   4,421,294
   *OraSure Technologies, Inc.............................   8,200      36,326
   *Orthofix International NV.............................   2,900      65,859
   #Owens & Minor, Inc....................................  39,195   1,409,452
  #*Pacific Biosciences of California, Inc................  69,119     179,018
   *PDI, Inc..............................................  51,576     239,828
   *PharMerica Corp....................................... 139,837   2,047,214
  #*PhotoMedex, Inc.......................................   6,849     109,036
  #*Pozen, Inc............................................  85,751     493,068
   *Providence Service Corp. (The)........................  56,478   1,557,098
  #*Repligen Corp......................................... 112,834   1,147,522

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Rigel Pharmaceuticals, Inc............................   9,300 $     35,433
  #*Rochester Medical Corp................................  26,852      396,873
  #*RTI Biologics, Inc.................................... 275,919    1,081,602
  #*Sciclone Pharmaceuticals, Inc......................... 301,236    1,885,737
    Select Medical Holdings Corp.......................... 207,614    1,862,298
   *Skilled Healthcare Group, Inc. Class A................  59,516      388,044
  #*Solta Medical, Inc.................................... 180,360      488,776
    Span-America Medical Systems, Inc.....................   4,850      101,801
   *Spectranetics Corp....................................  26,019      468,862
   *Sucampo Pharmaceuticals, Inc. Class A.................  57,237      350,863
   *SunLink Health Systems, Inc...........................     108           82
   *SurModics, Inc........................................  23,257      470,722
   *Symmetry Medical, Inc................................. 193,018    1,681,187
   *Synageva BioPharma Corp...............................   1,038       49,928
   *Targacept, Inc........................................  20,327      101,635
   #Teleflex, Inc......................................... 134,953   10,719,317
  #*Transcept Pharmaceuticals, Inc........................  61,189      171,941
   *Triple-S Management Corp. Class B.....................  93,115    2,026,182
   #Universal American Corp............................... 375,912    4,074,886
   *VCA Antech, Inc.......................................  91,326    2,626,536
  #*ViroPharma, Inc....................................... 354,424   12,163,832
   *WellCare Health Plans, Inc............................   3,208      195,784
   *Wright Medical Group, Inc............................. 228,149    6,255,846
   *XenoPort, Inc.........................................   7,900       42,581
                                                                   ------------
Total Health Care.........................................          272,068,254
                                                                   ------------
Industrials -- (13.4%)
    AAR Corp.............................................. 206,357    5,002,094
    ABM Industries, Inc................................... 195,825    5,071,867
   #Acacia Research Corp..................................  13,695      312,520
  #*ACCO Brands Corp...................................... 108,863      719,584
  #*Accuride Corp.........................................  65,556      374,980
    Aceto Corp............................................ 139,495    2,164,962
    Acme United Corp......................................  12,718      176,526
    Acorn Energy, Inc.....................................  29,843      259,037
  #*Adept Technology, Inc.................................  60,855      216,035
   *AECOM Technology Corp................................. 333,821   11,316,532
  #*Aegion Corp........................................... 185,869    4,241,531
   *AeroCentury Corp......................................     782       17,384
  #*Aerovironment, Inc.................................... 132,839    3,003,490
    AGCO Corp............................................. 196,319   11,042,944
   *Air Transport Services Group, Inc..................... 303,540    2,027,647
    Aircastle, Ltd........................................ 170,702    3,000,941
    Alamo Group, Inc......................................  62,523    2,605,333
    Albany International Corp. Class A.................... 139,015    4,797,408
    Alliant Techsystems, Inc..............................   2,986      277,997
   oAllied Defense Group, Inc. (The)......................  20,781      109,100
    Allied Motion Technologies, Inc.......................   6,010       43,152
   #Altra Holdings, Inc................................... 158,316    3,948,401
    AMERCO................................................  84,246   14,011,795
  #*Ameresco, Inc. Class A................................  11,550      105,567
   #American Railcar Industries, Inc...................... 121,307    4,358,561
    American Science & Engineering, Inc...................   1,281       77,872

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
  #*American Superconductor Corp..........................  54,350 $   136,418
   *American Woodmark Corp................................  35,624   1,235,797
    Ampco-Pittsburgh Corp.................................  32,333     622,087
   *AMREP Corp............................................   7,243      70,619
    Apogee Enterprises, Inc............................... 144,524   3,867,462
   #Applied Industrial Technologies, Inc..................  58,347   3,043,380
   *ARC Document Solutions, Inc...........................  88,567     422,465
    Argan, Inc............................................   4,494      71,230
   #Arkansas Best Corp.................................... 141,985   3,081,074
  #*Ascent Solar Technologies, Inc........................  31,847      33,758
   #Astec Industries, Inc.................................  77,859   2,725,065
   *AT Cross Co. Class A..................................  45,031     837,577
   *Atlas Air Worldwide Holdings, Inc..................... 140,760   6,283,526
   *Avalon Holdings Corp. Class A.........................   1,925       7,103
   *Avis Budget Group, Inc................................ 601,248  19,023,487
    AZZ, Inc..............................................  15,304     578,950
    Baltic Trading, Ltd...................................  18,817      70,752
    Barnes Group, Inc..................................... 222,283   7,335,339
    Barrett Business Services, Inc........................  49,248   3,460,164
  #*BlueLinx Holdings, Inc................................ 217,402     402,194
    Brady Corp. Class A...................................  84,723   2,818,734
   *Breeze-Eastern Corp...................................  37,653     347,725
   #Briggs & Stratton Corp................................ 259,610   5,257,102
   *CAI International, Inc................................  79,003   1,658,273
   *Casella Waste Systems, Inc. Class A...................  63,044     300,720
  #*CBIZ, Inc............................................. 178,529   1,296,121
    CDI Corp.............................................. 102,838   1,617,642
    Ceco Environmental Corp...............................  26,321     351,649
   #Celadon Group, Inc.................................... 132,598   2,666,546
    Chicago Rivet & Machine Co............................   2,310      60,060
    CIRCOR International, Inc.............................  83,670   4,394,348
   *Columbus McKinnon Corp................................  91,202   2,017,388
    Comfort Systems USA, Inc.............................. 176,351   2,724,623
    Compx International, Inc..............................   5,019      87,280
    Con-way, Inc..........................................  79,956   3,314,176
  #*Consolidated Graphics, Inc............................  64,334   3,447,659
   #Courier Corp..........................................  52,547     815,529
    Covanta Holding Corp.................................. 234,139   4,872,433
   *Covenant Transportation Group, Inc. Class A...........  41,614     266,746
  #*CPI Aerostructures, Inc...............................  30,852     345,851
   *CRA International, Inc................................  46,319     886,546
    Cubic Corp............................................   2,021     102,162
    Curtiss-Wright Corp................................... 228,688   9,293,880
   *DigitalGlobe, Inc.....................................  29,353     951,037
   *Dolan Co. (The)....................................... 107,835     273,901
    Douglas Dynamics, Inc................................. 100,626   1,445,996
   *Ducommun, Inc.........................................  49,344   1,127,017
   *DXP Enterprises, Inc..................................   7,461     514,809
   *Dycom Industries, Inc................................. 141,969   3,759,339
    Dynamic Materials Corp................................  40,517     785,625
  #*Eagle Bulk Shipping, Inc..............................   3,852      14,792
    Eastern Co. (The).....................................  10,824     180,977
    Ecology and Environment, Inc. Class A.................   8,425      91,917

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    Encore Wire Corp...................................... 108,581 $ 4,528,914
  #*Energy Recovery, Inc..................................  67,980     297,073
   *EnerNOC, Inc.......................................... 117,497   1,835,303
   #EnerSys, Inc.......................................... 132,748   7,025,024
  #*Engility Holdings, Inc................................  19,973     650,920
    Ennis, Inc............................................ 141,695   2,625,608
  #*EnPro Industries, Inc................................. 104,145   5,918,560
    ESCO Technologies, Inc................................  93,032   3,221,698
   #Espey Manufacturing & Electronics Corp................   5,895     161,523
   *Esterline Technologies Corp........................... 142,046  11,568,226
   *Federal Signal Corp................................... 280,838   2,724,129
  #*Flow International Corp............................... 220,894     852,651
   *Franklin Covey Co..................................... 119,121   1,922,613
   #FreightCar America, Inc...............................  60,137   1,095,095
   *Frozen Food Express Industries........................  12,747      26,641
  #*FTI Consulting, Inc................................... 175,839   6,551,761
   *Fuel Tech, Inc........................................  30,926     114,426
   *Furmanite Corp........................................  94,908     710,861
    G&K Services, Inc. Class A............................  94,367   4,983,521
    GATX Corp............................................. 229,076  10,349,654
  #*Genco Shipping & Trading, Ltd......................... 216,727     450,792
   *Gencor Industries, Inc................................  16,355     125,933
   #Generac Holdings, Inc.................................     315      13,655
   #General Cable Corp.................................... 278,409   8,775,452
   *Gibraltar Industries, Inc............................. 145,546   2,241,408
    Global Power Equipment Group, Inc.....................   6,741     121,877
  #*Goldfield Corp. (The).................................  11,785      25,338
   *GP Strategies Corp....................................  86,740   2,290,803
  #*GrafTech International, Ltd...........................  38,167     287,016
    Granite Construction, Inc............................. 190,787   5,771,307
   #Great Lakes Dredge & Dock Corp........................ 297,689   2,289,228
  #*Greenbrier Cos., Inc.................................. 139,188   3,183,230
   #Griffon Corp.......................................... 279,210   3,322,599
    H&E Equipment Services, Inc........................... 177,671   4,058,006
    Hardinge, Inc.........................................  51,860     820,425
   #Harsco Corp...........................................  87,555   2,255,417
  #*Hawaiian Holdings, Inc................................ 290,506   2,219,466
    Heidrick & Struggles International, Inc...............  81,043   1,246,441
   *Hill International, Inc............................... 125,857     395,191
   #Houston Wire & Cable Co...............................   5,312      78,777
  #*Hub Group, Inc. Class A...............................   4,085     156,251
   *Hudson Global, Inc.................................... 125,898     298,378
    Hurco Cos., Inc.......................................  34,584     985,644
   *Huron Consulting Group, Inc...........................  31,319   1,595,390
    Hyster-Yale Materials Handling, Inc...................  65,970   4,288,710
  #*ICF International, Inc................................  68,961   2,302,608
   *II-VI, Inc............................................   4,434      78,393
  #*InnerWorkings, Inc....................................   8,228      96,103
   #Innovative Solutions & Support, Inc...................  44,641     344,182
    Insteel Industries, Inc...............................  84,828   1,425,110
   *Integrated Electrical Services, Inc...................  33,463     197,097
    International Shipholding Corp........................  25,776     704,716
   #Intersections, Inc....................................  43,923     425,175

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
  #*JetBlue Airways Corp................................. 1,508,464 $ 9,865,355
    Kadant, Inc..........................................    36,328   1,189,379
    Kaman Corp...........................................       922      34,907
    Kaydon Corp..........................................    78,376   2,279,174
   #Kelly Services, Inc. Class A.........................   165,450   3,237,856
   *Key Technology, Inc..................................    23,834     345,116
   #Kforce, Inc..........................................    13,709     228,666
    Kimball International, Inc. Class B..................   154,546   1,698,461
   #Knight Transportation, Inc...........................   127,691   2,166,916
   *Korn/Ferry International.............................   183,254   3,578,951
  #*Kratos Defense & Security Solutions, Inc.............   140,250     945,285
    Lawson Products, Inc.................................    39,074     473,968
  #*Layne Christensen Co.................................    99,974   1,937,496
    LB Foster Co. Class A................................    42,690   1,984,231
  #*LMI Aerospace, Inc...................................    63,379   1,171,878
    LS Starrett Co. (The) Class A........................    22,027     229,521
    LSI Industries, Inc..................................   107,928     880,692
   *Lydall, Inc..........................................    82,151   1,278,270
    Manpowergroup, Inc...................................   112,752   7,539,726
    Marten Transport, Ltd................................   153,841   2,639,912
  #*MasTec, Inc..........................................    68,804   2,270,532
    Mastech Holdings, Inc................................     1,502      14,720
    Matson, Inc..........................................   177,222   5,018,927
    McGrath RentCorp.....................................    92,295   3,160,181
   #Met-Pro Corp.........................................    69,988     955,336
  #*Metalico, Inc........................................   234,285     339,713
   *Mfri, Inc............................................    26,829     290,826
    Michael Baker Corp...................................    17,249     696,860
    Miller Industries, Inc...............................    63,420   1,052,138
   *Mistras Group, Inc...................................     3,200      53,792
  #*Mobile Mini, Inc.....................................   240,133   8,286,990
   *Moog, Inc. Class A...................................    71,731   4,034,151
    Mueller Industries, Inc..............................   112,729   6,187,695
    Mueller Water Products, Inc. Class A.................   613,251   4,746,563
    Multi-Color Corp.....................................    41,206   1,426,140
   *MYR Group, Inc.......................................   111,080   2,399,328
    National Presto Industries, Inc......................     7,322     542,853
  #*National Technical Systems, Inc......................    27,415     437,269
   *Navigant Consulting, Inc.............................   154,266   2,070,250
   #NL Industries, Inc...................................    87,722     972,837
    NN, Inc..............................................    84,717   1,042,019
   *Northwest Pipe Co....................................    44,852   1,336,590
  #*Ocean Power Technologies, Inc........................    41,206      64,693
   *On Assignment, Inc...................................   203,682   6,218,411
   *Orbital Sciences Corp................................   148,014   2,744,180
   *Orion Energy Systems, Inc............................    48,800     167,872
   *Orion Marine Group, Inc..............................    45,853     576,372
   *Oshkosh Corp.........................................    74,761   3,350,788
   *Owens Corning........................................   624,093  24,645,433
  #*Pacer International, Inc.............................   149,317     924,272
    PAM Transportation Services, Inc.....................    37,772     452,131
   *Park-Ohio Holdings Corp..............................       999      35,095
   *Patrick Industries, Inc..............................     9,440     235,150

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *Patriot Transportation Holding, Inc...................   5,557 $   191,439
   *Pendrell Corp.........................................  17,167      41,201
   *PGT, Inc..............................................  81,174     811,740
    Pike Electric Corp.................................... 155,184   1,894,797
   *Powell Industries, Inc................................  37,553   1,847,608
   *PowerSecure International, Inc........................  93,405   1,520,633
    Preformed Line Products Co............................  18,849   1,375,035
    Providence and Worcester Railroad Co..................   2,267      39,446
   #Quad/Graphics, Inc....................................  24,994     700,832
   #Quanex Building Products Corp......................... 110,962   1,888,573
   *Quanta Services, Inc.................................. 290,706   7,793,828
    RCM Technologies, Inc.................................  38,007     205,998
   *Republic Airways Holdings, Inc........................ 242,281   3,326,518
    Resources Connection, Inc............................. 116,501   1,549,463
   *Roadrunner Transportation Systems, Inc................  48,623   1,469,873
   *RPX Corp..............................................  32,572     568,056
  #*Rush Enterprises, Inc. Class A........................ 132,957   3,313,288
   *Rush Enterprises, Inc. Class B........................   1,650      35,590
    Ryder System, Inc..................................... 298,068  18,432,525
   *Saia, Inc............................................. 124,769   3,735,584
    Schawk, Inc...........................................  88,944   1,225,648
    SIFCO Industries, Inc.................................  15,111     302,220
   #Simpson Manufacturing Co., Inc........................  53,769   1,775,452
    SkyWest, Inc.......................................... 255,435   3,862,177
    SL Industries, Inc....................................  14,941     433,289
   *Sparton Corp..........................................  49,588     881,179
  #*Spirit Aerosystems Holdings, Inc. Class A.............   3,403      86,300
   #SPX Corp..............................................   5,393     412,079
   *Standard Parking Corp.................................   1,183      27,233
   *Standard Register Co. (The)...........................  26,506      78,723
    Standex International Corp............................  58,488   3,452,547
    Steelcase, Inc. Class A............................... 214,014   3,261,573
   *Sterling Construction Co., Inc........................  77,398     760,048
  #*Supreme Industries, Inc. Class A......................   1,617       9,088
    Sypris Solutions, Inc.................................  30,619      99,206
   #TAL International Group, Inc.......................... 199,481   8,029,110
   *Tecumseh Products Co. Class A.........................  48,641     558,399
   *Tecumseh Products Co. Class B.........................   2,547      28,348
   *Terex Corp............................................ 412,198  12,151,597
  #*Tetra Tech, Inc....................................... 111,318   2,627,105
   #Textainer Group Holdings, Ltd.........................  10,689     378,284
   #Titan International, Inc.............................. 150,363   2,592,258
  #*Titan Machinery, Inc.................................. 121,425   2,318,003
    TMS International Corp. Class A.......................  15,347     251,230
  #*Trimas Corp...........................................     469      17,367
   #Trinity Industries, Inc............................... 485,295  19,106,064
   *TrueBlue, Inc.........................................   8,873     236,909
   *Tutor Perini Corp..................................... 205,388   4,062,575
    Twin Disc, Inc........................................  46,249   1,155,300
   *Ultralife Corp........................................  84,726     294,846
    UniFirst Corp.........................................  73,685   7,222,604
   #United Stationers, Inc................................  99,861   4,133,247
    Universal Forest Products, Inc........................  93,810   3,869,662

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *Universal Power Group, Inc............................   1,342 $      2,241
   *Universal Security Instruments, Inc...................   1,053        5,623
   *Universal Truckload Services, Inc.....................  23,168      638,742
    URS Corp.............................................. 319,263   14,845,729
   *USA Truck, Inc........................................  51,322      318,710
   #UTi Worldwide, Inc.................................... 144,062    2,377,023
   *Versar, Inc...........................................  35,947      189,441
    Viad Corp............................................. 100,377    2,414,067
   *Virco Manufacturing Corp..............................  19,199       46,462
   *Volt Information Sciences, Inc........................  55,204      386,428
    VSE Corp..............................................   7,198      311,529
   *Wabash National Corp..................................  13,500      144,855
   #Watts Water Technologies, Inc. Class A................ 144,348    7,546,513
   #Werner Enterprises, Inc............................... 110,050    2,647,803
   *Wesco Aircraft Holdings, Inc..........................  13,755      269,185
   *Willdan Group, Inc....................................   3,123        8,963
  #*Willis Lease Finance Corp.............................  12,818      182,528
  #*XPO Logistics, Inc....................................  70,646    1,728,001
                                                                   ------------
Total Industrials.........................................          611,676,036
                                                                   ------------
Information Technology -- (12.6%)
   *Accelrys, Inc......................................... 258,849    2,259,752
   *Active Network, Inc. (The)............................  19,149      163,341
   *Actuate Corp..........................................   6,121       45,173
   *Acxiom Corp........................................... 117,570    3,029,779
   *ADDvantage Technologies Group, Inc....................   4,567       11,783
   #ADTRAN, Inc...........................................  22,445      593,221
  #*Advanced Energy Industries, Inc....................... 203,992    4,418,467
   *Aeroflex Holding Corp................................. 116,313      874,674
   *Agilysys, Inc.........................................  88,556    1,026,364
   *Alpha & Omega Semiconductor, Ltd......................  28,505      218,063
    American Software, Inc. Class A.......................  25,150      227,859
   *Amkor Technology, Inc................................. 343,549    1,449,777
   *Amtech Systems, Inc...................................  50,698      347,281
  #*ANADIGICS, Inc........................................ 247,601      532,342
   *Analysts International Corp...........................  18,292       71,156
   *Anaren, Inc...........................................  72,157    1,689,195
    AOL, Inc.............................................. 416,163   15,331,445
  #*Applied Micro Circuits Corp........................... 168,458    1,999,596
   *ARRIS Group, Inc...................................... 522,176    7,853,527
  #*Arrow Electronics, Inc................................ 444,847   20,307,266
   *AsiaInfo-Linkage, Inc.................................  29,456      343,162
    ASML Holding NV.......................................   1,840      165,416
    Astro-Med, Inc........................................  22,284      253,369
   *ATMI, Inc............................................. 157,745    3,919,963
   *Aviat Networks, Inc................................... 254,758      675,109
   *Avid Technology, Inc.................................. 174,959    1,042,756
   *Avnet, Inc............................................ 587,694   22,138,433
   #AVX Corp.............................................. 432,714    5,534,412
    Aware, Inc............................................  55,296      273,162
   *Axcelis Technologies, Inc.............................  98,520      214,774
  #*AXT, Inc.............................................. 186,167      521,268
   *Bankrate, Inc.........................................  50,231      900,642

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class A...............................     1,820 $    28,347
    Bel Fuse, Inc. Class B...............................    46,351     725,393
   *Benchmark Electronics, Inc...........................   298,403   6,600,674
    Black Box Corp.......................................    82,688   2,237,537
  #*Blucora, Inc.........................................   212,274   4,245,480
  #*BroadVision, Inc.....................................    22,469     208,962
   *Brocade Communications Systems, Inc.................. 1,460,586   9,727,503
    Brooks Automation, Inc...............................   307,453   3,019,188
   *Bsquare Corp.........................................    18,261      50,948
   *BTU International, Inc...............................    17,003      46,758
  #*CACI International, Inc. Class A.....................   137,011   9,097,530
   *Calix, Inc...........................................   169,485   1,979,585
   *Cascade Microtech, Inc...............................    44,792     313,992
  #*Ceva, Inc............................................    10,102     184,159
   *Checkpoint Systems, Inc..............................   159,736   2,747,459
   *CIBER, Inc...........................................   350,209   1,274,761
    Coherent, Inc........................................    72,101   4,086,685
    Cohu, Inc............................................   106,665   1,258,647
    Communications Systems, Inc..........................    39,335     416,951
    Comtech Telecommunications Corp......................   123,702   3,349,850
   #Concurrent Computer Corp.............................    41,378     336,817
   #Convergys Corp.......................................   590,305  11,174,474
   *CoreLogic, Inc.......................................   163,588   4,564,105
  #*Cray, Inc............................................   130,925   3,033,532
  #*Cree, Inc............................................    26,662   1,863,674
    CSG Systems International, Inc.......................    80,273   1,900,865
    CTS Corp.............................................   162,305   2,280,385
   *CyberOptics Corp.....................................    23,180     138,848
    Daktronics, Inc......................................    38,247     416,127
   *Datalink Corp........................................    73,574     957,933
   *Dataram Corp.........................................       381       1,185
   *Dealertrack Technologies, Inc........................    89,442   3,345,131
  #*Demand Media, Inc....................................    13,232      86,537
   #Diebold, Inc.........................................     7,831     255,760
   *Digi International, Inc..............................   125,500   1,246,215
   #Digimarc Corp........................................     3,527      74,032
   *Digital River, Inc...................................    86,521   1,469,992
   *Diodes, Inc..........................................    64,548   1,769,261
   *DSP Group, Inc.......................................   113,470     845,352
   *DTS, Inc.............................................     2,903      65,724
   *Dynamics Research Corp...............................    48,381     272,385
   #EarthLink, Inc.......................................   552,396   3,463,523
   *EchoStar Corp. Class A...............................   167,195   6,681,112
   *Edgewater Technology, Inc............................    32,647     200,779
    Electro Rent Corp....................................   120,680   2,157,758
    Electro Scientific Industries, Inc...................   134,250   1,523,738
  #*Electronics for Imaging, Inc.........................   233,926   7,024,798
  #*Emcore Corp..........................................    17,043      71,751
   *Emulex Corp..........................................   352,331   2,822,171
   *Entegris, Inc........................................   226,551   2,159,031
  #*Entropic Communications, Inc.........................   240,914   1,067,249
    EPIQ Systems, Inc....................................   145,863   1,897,678
    ePlus, Inc...........................................    38,437   2,440,365

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Euronet Worldwide, Inc................................ 215,513 $ 7,933,034
   *Exar Corp............................................. 224,438   2,919,938
   *Extreme Networks...................................... 450,906   1,952,423
   *Fabrinet..............................................  35,237     521,860
   *Fairchild Semiconductor International, Inc............ 720,838   9,096,976
  #*FARO Technologies, Inc................................  45,432   1,668,717
   *Finisar Corp.......................................... 197,671   3,820,980
   *First Solar, Inc...................................... 574,963  28,311,178
   *FormFactor, Inc....................................... 240,975   1,751,888
    Forrester Research, Inc...............................   1,300      45,604
    Frequency Electronics, Inc............................  29,641     315,084
   *Global Cash Access Holdings, Inc......................  24,148     168,795
   *Globecomm Systems, Inc................................ 121,921   1,766,635
  #*GSE Systems, Inc......................................  70,034     123,960
   *GSI Group, Inc........................................  21,913     184,288
   *GSI Technology, Inc................................... 119,649     831,561
    Hackett Group, Inc. (The)............................. 166,072     923,360
   *Harmonic, Inc......................................... 401,744   3,077,359
  #*Hutchinson Technology, Inc............................  88,159     302,385
   *ID Systems, Inc.......................................  56,513     283,695
   *Identive Group, Inc...................................  23,553      17,994
   *IEC Electronics Corp..................................   6,344      21,506
   *Ikanos Communications, Inc............................  49,085      62,829
   *Imation Corp.......................................... 171,828     804,155
  #*Infinera Corp......................................... 101,795   1,110,583
   *Ingram Micro, Inc. Class A............................ 702,719  16,043,075
   *Innodata, Inc.........................................   4,088      11,038
  #*Inphi Corp............................................  14,317     166,936
   *Insight Enterprises, Inc.............................. 219,712   4,699,640
   *Integrated Device Technology, Inc..................... 512,322   4,616,021
   *Integrated Silicon Solution, Inc...................... 133,628   1,599,527
  #*Intermec, Inc.........................................  37,945     376,794
  #*Internap Network Services Corp........................ 336,121   2,739,386
  #*International Rectifier Corp.......................... 358,055   8,632,706
   *Interphase Corp.......................................  27,282     140,229
   #Intersil Corp. Class A................................ 651,303   6,649,804
   *Intevac, Inc.......................................... 102,204     651,039
   *IntraLinks Holdings, Inc..............................  19,569     185,906
   *IntriCon Corp.........................................  10,021      38,781
  #*Itron, Inc............................................  56,845   2,451,156
    IXYS Corp............................................. 143,506   1,613,007
  #*Kemet Corp............................................ 113,781     496,085
   *Key Tronic Corp.......................................  56,373     639,270
    Keynote Systems, Inc..................................  73,985   1,474,521
   *Kopin Corp............................................ 235,036     871,984
  #*Kulicke & Soffa Industries, Inc....................... 369,379   4,310,653
   *KVH Industries, Inc................................... 116,478   1,629,527
   *Lattice Semiconductor Corp............................ 442,382   2,282,691
   #Lexmark International, Inc. Class A................... 187,987   7,047,633
   *Limelight Networks, Inc............................... 177,660     426,384
  #*LoJack Corp...........................................  32,631     108,661
  #*LTX-Credence Corp..................................... 195,071   1,045,581
   *Magnachip Semiconductor Corp.......................... 101,361   2,083,982

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   #ManTech International Corp. Class A..................   108,645 $ 3,209,373
    Marchex, Inc. Class B................................   111,980     683,078
   *Market Leader, Inc...................................    74,369     870,861
   #Marvell Technology Group, Ltd........................ 1,129,562  14,650,419
   *Mattson Technology, Inc..............................    50,165     112,370
  #*Maxwell Technologies, Inc............................    16,303     129,283
   *Measurement Specialties, Inc.........................    72,425   3,605,317
   *MEMSIC, Inc..........................................    38,677     160,896
    Mentor Graphics Corp.................................   346,224   7,107,979
  #*Mercury Systems, Inc.................................   103,733     962,642
    Methode Electronics, Inc.............................   238,923   4,513,255
   *Microsemi Corp.......................................   160,188   3,950,236
    MKS Instruments, Inc.................................   276,719   7,504,619
   *ModusLink Global Solutions, Inc......................   170,782     531,132
  #*Monster Worldwide, Inc...............................   205,453   1,175,191
   *MoSys, Inc...........................................    24,296      99,857
  #*Multi-Fineline Electronix, Inc.......................    84,449   1,276,869
  #*Nanometrics, Inc.....................................    56,705     870,989
   *NAPCO Security Technologies, Inc.....................    33,409     170,386
  #*Navarre Corp.........................................     3,267      10,160
   *NCI, Inc. Class A....................................     2,523      11,429
  #*NeoPhotonics Corp....................................     7,591      66,649
  #*Newport Corp.........................................   188,356   2,759,415
   *Novatel Wireless, Inc................................   117,883     499,824
  #*Oclaro, Inc..........................................   176,112     209,573
   *Official Payments Holdings, Inc......................     3,841      27,463
  #*OmniVision Technologies, Inc.........................   303,633   4,937,073
   *Oplink Communications, Inc...........................   111,592   2,248,579
    Optical Cable Corp...................................    28,064     120,675
   *PAR Technology Corp..................................    55,165     231,693
    Park Electrochemical Corp............................    42,353   1,152,002
    PC Connection, Inc...................................   116,384   1,973,873
    PC-Tel, Inc..........................................    34,660     334,469
  #*PCM, Inc.............................................    51,256     514,610
   *PDF Solutions, Inc...................................    31,862     653,808
    Perceptron, Inc......................................    37,663     299,044
   *Perficient, Inc......................................   161,061   2,198,483
   *Performance Technologies, Inc........................    54,791      75,338
   *Pericom Semiconductor Corp...........................   123,556     945,203
  #*Photronics, Inc......................................   311,067   2,379,663
   *Planar Systems, Inc..................................    54,660     102,761
   *Plexus Corp..........................................    32,691   1,143,204
   *PLX Technology, Inc..................................    62,063     340,105
  #*PMC - Sierra, Inc....................................   845,997   5,587,810
   *Polycom, Inc.........................................   121,430   1,160,871
  #*Procera Networks, Inc................................     3,800      56,696
   *Progress Software Corp...............................    53,618   1,372,085
   *QLogic Corp..........................................    91,923   1,012,072
   *Qualstar Corp........................................    33,400      49,432
  #*QuinStreet, Inc......................................    36,950     344,005
   *Radisys Corp.........................................   121,573     502,096
  #*Rambus, Inc..........................................    97,766     953,219
  #*RealNetworks, Inc....................................   146,420   1,152,325

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Reis, Inc.............................................  44,432 $   817,549
   *Relm Wireless Corp....................................   2,200       8,800
    RF Industries, Ltd....................................  28,609     175,373
  #*RF Micro Devices, Inc................................. 341,658   1,773,205
    Richardson Electronics, Ltd...........................  77,071     866,278
    Rimage Corp...........................................  41,482     374,168
   *Rofin-Sinar Technologies, Inc.........................  38,668     893,617
   *Rogers Corp...........................................  28,203   1,568,651
   *Rosetta Stone, Inc....................................  53,350     871,739
   *Rovi Corp............................................. 107,139   2,413,842
  #*Rubicon Technology, Inc...............................  45,323     381,620
  #*Rudolph Technologies, Inc............................. 170,691   2,108,034
   *Sanmina Corp.......................................... 355,328   5,848,699
   *ScanSource, Inc.......................................  57,216   2,037,462
   *Seachange International, Inc.......................... 178,454   2,102,188
   *Selectica, Inc........................................     916       7,713
   *ShoreTel, Inc.........................................  66,312     257,954
   *Sigma Designs, Inc.................................... 155,198     810,134
  #*Silicon Graphics International Corp...................  68,245   1,284,371
   *Silicon Image, Inc.................................... 173,153     992,167
   *Smith Micro Software, Inc.............................  87,329     100,428
   *SMTC Corp.............................................  30,286      57,543
  #*Sonus Networks, Inc................................... 556,466   1,903,114
   *Spansion, Inc. Class A................................ 141,425   1,668,815
  #*StarTek, Inc..........................................  58,117     309,764
   *STEC, Inc............................................. 110,121     745,519
  #*SunEdison, Inc........................................ 627,039   6,320,553
  #*SunPower Corp......................................... 399,064  11,034,120
   *Super Micro Computer, Inc.............................   8,058      93,392
    Supertex, Inc.........................................  24,021     645,684
   *support.com, Inc...................................... 150,980     762,449
  #*Sykes Enterprises, Inc................................ 185,882   3,264,088
   *Symmetricom, Inc...................................... 192,286     988,350
  #*SYNNEX Corp........................................... 187,153   9,267,817
   *Take-Two Interactive Software, Inc....................   2,544      44,596
   *Tech Data Corp........................................ 261,278  13,414,013
   *TechTarget, Inc....................................... 136,406     735,228
   *TeleCommunication Systems, Inc. Class A............... 254,011     685,830
   *Telenav, Inc..........................................  28,558     175,061
   *TeleTech Holdings, Inc................................  10,772     269,839
    Tellabs, Inc.......................................... 645,939   1,446,903
   #Tessco Technologies, Inc..............................  38,995   1,249,400
    Tessera Technologies, Inc............................. 271,667   5,452,357
    TheStreet, Inc........................................ 103,777     208,592
   *Trio Tech International...............................     979       3,534
  #*TriQuint Semiconductor, Inc........................... 852,198   6,809,062
   *TTM Technologies, Inc................................. 251,232   2,321,384
   *Ultra Clean Holdings..................................  43,949     304,567
   #United Online, Inc.................................... 514,613   4,178,658
   *UTStarcom Holdings Corp...............................  17,484      48,256
  #*Veeco Instruments, Inc................................  97,182   3,378,046
   *VeriFone Systems, Inc.................................  66,200   1,262,434
  #*ViaSat, Inc...........................................  11,408     761,940

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
  #*Viasystems Group, Inc.................................  35,138 $    521,799
   *Vicon Industries, Inc.................................  22,202       58,391
   *Video Display Corp....................................  10,067       38,355
  #*Virtusa Corp.......................................... 134,264    3,461,326
  #*Vishay Intertechnology, Inc........................... 754,072   10,851,096
  #*Vishay Precision Group, Inc...........................  22,637      367,172
   *Vocus, Inc............................................   7,600       77,672
   *Volterra Semiconductor Corp...........................   3,200       48,224
    Wayside Technology Group, Inc.........................   4,635       57,891
  #*Web.com Group, Inc....................................  55,815    1,450,074
  #*Westell Technologies, Inc. Class A.................... 103,272      267,474
   *XO Group, Inc......................................... 134,375    1,607,125
    Xyratex, Ltd.......................................... 103,080    1,111,202
   *Zygo Corp.............................................  63,294      991,817
  #*Zynga, Inc. Class A................................... 743,751    2,216,378
                                                                   ------------
Total Information Technology..............................          574,331,382
                                                                   ------------
Materials -- (6.6%)
   #A Schulman, Inc....................................... 147,127    3,943,004
   #Allegheny Technologies, Inc........................... 213,762    5,893,418
  #*Allied Nevada Gold Corp...............................  27,900      186,093
  #*AM Castle & Co........................................ 109,790    1,868,626
   #AMCOL International Corp..............................   3,800      133,304
   *American Pacific Corp.................................  25,583      930,454
    American Vanguard Corp................................  10,014      247,246
  #*Arabian American Development Co.......................   4,049       36,198
   #Ashland, Inc..........................................  43,740    3,798,382
    Axiall Corp........................................... 132,689    5,848,931
    Boise, Inc............................................ 501,309    4,561,912
    Buckeye Technologies, Inc............................. 222,931    8,297,492
   #Cabot Corp............................................  15,221      624,365
  #*Calgon Carbon Corp....................................   3,732       66,915
   *Century Aluminum Co................................... 419,112    3,516,350
    Chase Corp............................................  23,450      650,737
   *Chemtura Corp......................................... 122,156    2,731,408
   *Clearwater Paper Corp.................................  39,463    1,930,530
   *Coeur d'Alene Mines Corp.............................. 448,217    6,010,590
   #Commercial Metals Co.................................. 639,055    9,898,962
   *Continental Materials Corp............................     125        2,032
   *Core Molding Technologies, Inc........................  29,334      270,753
    Domtar Corp........................................... 175,031   12,166,405
  #*Ferro Corp............................................ 321,624    2,100,205
    Friedman Industries, Inc..............................  32,585      321,288
    FutureFuel Corp.......................................  61,861      976,785
  #*General Moly, Inc.....................................   7,700       14,476
  #*Golden Minerals Co....................................  13,557       18,573
   *Graphic Packaging Holding Co.......................... 302,690    2,603,134
    Hawkins, Inc..........................................     229        8,874
    Haynes International, Inc.............................  34,467    1,657,863
   #HB Fuller Co.......................................... 120,154    4,824,183
   #Hecla Mining Co....................................... 536,703    1,733,551
  #*Horsehead Holding Corp................................ 216,117    2,647,433
    Innophos Holdings, Inc................................   1,901       94,746

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
   #Intrepid Potash, Inc..................................  61,541 $   786,494
   #Kaiser Aluminum Corp..................................  97,047   6,332,317
    KapStone Paper and Packaging Corp..................... 250,140  11,018,667
   #KMG Chemicals, Inc....................................  28,353     640,211
   *Kraton Performance Polymers, Inc......................  81,658   1,657,657
  #*Landec Corp........................................... 135,946   2,051,425
   *Louisiana-Pacific Corp................................ 461,151   7,498,315
   *LSB Industries, Inc...................................   1,478      48,597
    Materion Corp.........................................  98,767   2,976,837
  #*McEwen Mining, Inc.................................... 397,880     779,845
    MeadWestvaco Corp..................................... 163,186   6,029,723
  #*Mercer International, Inc............................. 217,426   1,504,588
    Minerals Technologies, Inc............................ 132,911   6,113,906
   *Mod-Pac Corp..........................................   5,285      43,998
    Myers Industries, Inc................................. 175,683   3,420,548
    Neenah Paper, Inc.....................................  77,030   3,048,077
    Noranda Aluminum Holding Corp.........................  42,266     131,447
   *Northern Technologies International Corp..............   5,349      68,681
   #Olin Corp............................................. 238,553   5,820,693
    Olympic Steel, Inc....................................  56,163   1,564,139
  #*OM Group, Inc......................................... 160,504   4,954,758
  #*OMNOVA Solutions, Inc.................................  28,272     227,872
   *Penford Corp..........................................  52,958     785,897
    PH Glatfelter Co...................................... 240,760   6,372,917
    PolyOne Corp..........................................  25,654     741,657
   #Quaker Chemical Corp..................................  25,237   1,664,885
    Reliance Steel & Aluminum Co.......................... 389,507  27,343,391
   *Resolute Forest Products, Inc.........................  53,880     822,209
    Rock Tenn Co. Class A................................. 203,483  23,268,281
  #*RTI International Metals, Inc......................... 173,122   5,306,189
   #Schnitzer Steel Industries, Inc. Class A.............. 130,292   3,343,293
    Sealed Air Corp....................................... 104,091   2,835,439
    Sensient Technologies Corp............................ 142,437   6,268,652
    Steel Dynamics, Inc................................... 794,203  12,357,799
    Stepan Co.............................................     535      32,025
  #*Stillwater Mining Co.................................. 553,901   6,702,202
   *SunCoke Energy, Inc................................... 259,401   4,098,536
    Synalloy Corp.........................................  11,673     193,422
  #*Texas Industries, Inc................................. 125,798   7,817,088
    Tredegar Corp.........................................  21,600     648,216
   #Tronox, Ltd. Class A..................................  28,098     610,008
  #*United States Lime & Minerals, Inc....................   6,665     397,501
   #United States Steel Corp.............................. 369,429   6,409,593
  #*Universal Stainless & Alloy Products, Inc.............  35,038     903,980
   #Vulcan Materials Co...................................  46,381   2,188,255
   #Walter Energy, Inc....................................  22,100     247,299
   #Wausau Paper Corp..................................... 209,152   2,382,241
    Westlake Chemical Corp................................  78,099   8,123,858
    Worthington Industries, Inc........................... 237,962   8,511,901
    Zep, Inc..............................................   8,577     112,187

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
  #*Zoltek Cos., Inc..................................   172,067 $    2,396,893
                                                                 --------------
Total Materials.......................................              300,219,827
                                                                 --------------
Other -- (0.0%)
  o*FRD Acquisition Co Escrow Shares..................    55,628             --
  o*Gerber Scientific, Inc. Escrow Shares.............   137,957             --
  o*Price Communications Liquidation Trust............    21,600             --
                                                                 --------------
Total Other...........................................                       --
                                                                 --------------
Telecommunication Services -- (1.1%)
   #Alteva............................................    11,869        115,960
    Atlantic Tele-Network, Inc........................    10,589        540,039
   *Cbeyond, Inc......................................    45,815        388,053
    Consolidated Communications Holdings, Inc.........     1,600         27,984
   #Frontier Communications Corp...................... 1,354,968      5,907,660
   *General Communication, Inc. Class A...............   259,590      2,297,371
  #*Hawaiian Telcom Holdco, Inc.......................     2,525         70,246
    HickoryTech Corp..................................    51,639        579,390
    IDT Corp. Class B.................................    61,175      1,264,487
    Inteliquent, Inc..................................   157,941      1,317,228
  #*Iridium Communications, Inc.......................   320,634      2,699,738
  #*Leap Wireless International, Inc..................   270,907      4,518,729
   #Lumos Networks Corp...............................     2,923         55,391
  #*NII Holdings, Inc.................................    68,368        490,882
  #*ORBCOMM, Inc......................................   187,425        903,389
   *Premiere Global Services, Inc.....................   219,461      2,414,071
   #Primus Telecommunications Group, Inc..............    13,599        162,916
   #Shenandoah Telecommunications Co..................    14,286        275,291
   #T-Mobile US, Inc..................................   403,924      9,738,608
    Telephone & Data Systems, Inc.....................   367,630      9,745,871
   #United States Cellular Corp.......................    92,686      3,680,561
    USA Mobility, Inc.................................    96,088      1,500,895
   *Vonage Holdings Corp..............................   591,048      1,903,175
                                                                 --------------
Total Telecommunication Services......................               50,597,935
                                                                 --------------
Utilities -- (0.5%)
   #Consolidated Water Co., Ltd.......................    26,882        318,820
  #*Dynegy, Inc.......................................    35,981        749,844
   #Genie Energy, Ltd. Class B........................    75,086        774,137
   #Ormat Technologies, Inc...........................    99,685      2,295,745
    SJW Corp..........................................    48,529      1,353,474
   #UGI Corp..........................................   379,334     15,928,235
                                                                 --------------
Total Utilities.......................................               21,420,255
                                                                 --------------
TOTAL COMMON STOCKS...................................            4,027,257,446
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Corp. Contingent Value Rights........       200             --
  o*CVR Energy, Inc. Contingent Value Rights..........   317,335             --
 o#*PhotoMedex, Inc. Contingent Value Warrants........     1,528             --

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                     ---------- --------------
  o*Wright Medical Group, Inc. Contingent Value
   Rights...........................................      3,252 $        9,756
                                                                --------------
TOTAL RIGHTS/WARRANTS...............................                     9,756
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves...... 19,373,799     19,373,799
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (11.3%)
(S)@ DFA Short Term Investment Fund................. 44,478,071    514,611,284
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,356,513,145)^^...........................            $4,561,252,285
                                                                ==============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks.................
   Consumer Discretionary..... $  598,211,807           --   --    $  598,211,807
   Consumer Staples...........    172,834,075           --   --       172,834,075
   Energy.....................    387,524,363           --   --       387,524,363
   Financials.................  1,038,366,000 $      7,512   --     1,038,373,512
   Health Care................    271,926,934      141,320   --       272,068,254
   Industrials................    611,566,936      109,100   --       611,676,036
   Information Technology.....    574,331,382           --   --       574,331,382
   Materials..................    300,219,827           --   --       300,219,827
   Other......................             --           --   --                --
   Telecommunication Services.     50,597,935           --   --        50,597,935
   Utilities..................     21,420,255           --   --        21,420,255
Rights/Warrants...............             --        9,756   --             9,756
Temporary Cash Investments....     19,373,799           --   --        19,373,799
Securities Lending Collateral.             --  514,611,284   --       514,611,284
                               -------------- ------------   --    --------------
TOTAL......................... $4,046,373,313 $514,878,972   --    $4,561,252,285
                               ============== ============   ==    ==============

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (14.5%)
   *1-800-Flowers.com, Inc. Class A......................   199,262 $ 1,311,144
   #AH Belo Corp. Class A................................   239,077   1,793,078
  #*ALCO Stores, Inc.....................................    98,216   1,386,810
   #Ambassadors Group, Inc...............................     6,586      23,973
   #Amcon Distributing Co................................     3,567     276,906
    American Greetings Corp. Class A..................... 1,719,600  32,741,184
  #*Ascent Capital Group, Inc. Class A...................   117,408   9,123,776
  #*Ballantyne Strong, Inc...............................   309,233   1,267,855
  #*Barnes & Noble, Inc.................................. 1,580,137  28,205,445
   #Bassett Furniture Industries, Inc....................   200,365   3,191,814
    Beasley Broadcasting Group, Inc. Class A.............    75,568     606,811
   #bebe stores, Inc.....................................   338,785   2,025,934
    Belo Corp. Class A...................................   287,681   4,102,331
    Big 5 Sporting Goods Corp............................    38,750     785,463
  #*Biglari Holdings, Inc................................    22,188   9,242,633
  #*Black Diamond, Inc...................................   348,477   3,603,252
   #Bob Evans Farms, Inc.................................   374,196  19,016,641
   #Bon-Ton Stores, Inc. (The)...........................    66,037   1,245,458
  #*Books-A-Million, Inc.................................   322,657     800,189
  #*Boyd Gaming Corp.....................................   422,688   5,625,977
  #*Bridgepoint Education, Inc...........................    28,134     453,520
    Brown Shoe Co., Inc..................................   614,985  14,618,193
   *Build-A-Bear Workshop, Inc...........................   507,789   3,610,380
  #*Cabela's, Inc........................................   730,898  50,168,839
   *Cache, Inc...........................................   467,966   1,965,457
  #*Caesars Entertainment Corp...........................     8,503     136,558
   #Callaway Golf Co..................................... 2,050,573  14,723,114
   *Cambium Learning Group, Inc..........................   218,576     297,263
    Canterbury Park Holding Corp.........................    16,406     165,208
  #*Career Education Corp................................    64,260     206,917
    Carriage Services, Inc...............................   368,901   6,920,583
  #*Carrols Restaurant Group, Inc........................     7,357      48,335
  #*Cavco Industries, Inc................................    31,973   1,751,801
   *Central European Media Enterprises, Ltd. Class A.....   106,677     358,435
  #*Charles & Colvard, Ltd...............................    19,136      88,791
   *Christopher & Banks Corp.............................   373,587   2,555,335
   #Churchill Downs, Inc.................................     8,675     704,497
  #*Citi Trends, Inc.....................................    35,721     503,309
  #*Coast Distribution System (The)......................    92,516     297,902
  #*Cobra Electronics Corp...............................   176,106     461,398
   #Collectors Universe..................................    21,749     349,941
  #*Conn's, Inc..........................................   618,290  39,953,900
    Core-Mark Holding Co., Inc...........................   292,172  18,304,576
  #*Corinthian Colleges, Inc.............................   644,703   1,444,135
   *Crown Media Holdings, Inc. Class A...................   251,867     748,045
    CSS Industries, Inc..................................   259,352   6,906,544
    Culp, Inc............................................    27,135     522,077
  #*Cumulus Media, Inc. Class A..........................   517,956   2,216,852
  #*dELiA*s, Inc.........................................   271,854     407,781
   *Delta Apparel, Inc...................................   188,208   3,020,738
   #Destination Maternity Corp...........................   131,171   3,943,000

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
  #*Destination XL Group, Inc............................    20,651 $   133,199
   #DeVry, Inc...........................................   531,640  15,991,731
  #*Digital Generation, Inc..............................   148,275   1,149,131
   #Dillard's, Inc. Class A..............................   540,558  45,639,312
   *Dixie Group, Inc. (The)..............................   293,970   2,642,790
    Domino's Pizza, Inc..................................   182,674  11,431,739
   #Dorman Products, Inc.................................   551,504  25,964,808
   #Dover Downs Gaming & Entertainment, Inc..............   136,501     199,291
    Dover Motorsports, Inc...............................   319,398     833,629
  #*DreamWorks Animation SKG, Inc. Class A...............   497,056  12,307,107
    EDCI Holdings, Inc...................................    70,804     223,387
  #*Education Management Corp............................    13,591      95,817
   #Educational Development Corp.........................     1,000       3,110
   *ELXSI Corp...........................................    17,549     173,033
   *Emerson Radio Corp...................................   156,037     269,944
   *Emmis Communications Corp. Class A...................   353,768     962,249
  #*Entercom Communications Corp. Class A................    51,279     503,047
   #Escalade, Inc........................................     4,453      28,722
   *EW Scripps Co. Class A............................... 1,280,475  21,268,690
  #*FAB Universal Corp...................................     5,333      21,385
  #*Federal-Mogul Corp...................................   391,031   6,092,263
    Fisher Communications, Inc...........................    77,531   3,176,445
   *Flanigan's Enterprises, Inc..........................     4,740      44,793
   #Flexsteel Industries, Inc............................   196,868   4,900,045
    Fred's, Inc. Class A................................. 1,061,105  18,251,006
   #Frisch's Restaurants, Inc............................    49,454   1,078,592
  #*Fuel Systems Solutions, Inc..........................    80,751   1,468,861
  #*Full House Resorts, Inc..............................   121,199     355,113
  #*Furniture Brands International, Inc..................   165,749     389,510
  #*Gaiam, Inc. Class A..................................    92,238     449,199
   #Gaming Partners International Corp...................    44,581     379,384
   *Geeknet, Inc.........................................    61,724     887,591
   *Gray Television, Inc................................. 1,065,760   8,323,586
  #*Gray Television, Inc. Class A........................    23,767     182,531
   #Group 1 Automotive, Inc..............................   437,496  31,845,334
  #*Hallwood Group, Inc. (The)...........................     4,538      43,338
   *Hampshire Group, Ltd.................................    41,080     184,860
  #*Harris Interactive, Inc..............................   245,995     462,471
    Harte-Hanks, Inc.....................................   230,928   2,207,672
   #Hastings Entertainment, Inc..........................   306,501   1,127,924
   #Haverty Furniture Cos., Inc..........................   547,823  14,243,398
   #Haverty Furniture Cos., Inc. Class A.................     5,701     146,687
   *Helen of Troy, Ltd...................................   797,436  33,875,081
   *hhgregg, Inc.........................................    51,621     809,933
  #*Hollywood Media Corp.................................   474,624     617,011
   #Hooker Furniture Corp................................   251,365   4,225,446
  #*Iconix Brand Group, Inc.............................. 2,233,461  73,346,859
    International Speedway Corp. Class A.................   723,493  24,490,238
  #*Isle of Capri Casinos, Inc...........................   509,303   4,043,866
  #*Jaclyn, Inc..........................................    40,909     219,886
   #JAKKS Pacific, Inc...................................   692,157   4,159,864
  #*Johnson Outdoors, Inc. Class A.......................   207,794   5,292,513
   #Jones Group, Inc. (The).............................. 2,371,771  38,944,480

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
  #*Journal Communications, Inc. Class A.................   717,363 $ 6,571,045
   *Kid Brands, Inc......................................   156,672     253,809
   *Kona Grill, Inc......................................    74,031     949,818
    La-Z-Boy, Inc........................................   504,611  10,460,586
  #*Lakeland Industries, Inc.............................   141,538     611,444
   *Lazare Kaplan International, Inc.....................   132,982     222,745
  #*Lee Enterprises, Inc.................................   107,038     324,325
   *Libbey, Inc..........................................   337,773   8,329,482
   *Liberty Media Corp. Class B..........................     2,215     307,863
   #Lifetime Brands, Inc.................................   348,412   5,219,212
    LIN Media LLC........................................   240,316   3,881,103
   #Lincoln Educational Services Corp....................     5,783      36,259
   #Lithia Motors, Inc. Class A..........................   254,045  16,573,896
   *Live Nation Entertainment, Inc....................... 2,980,399  48,818,936
   #Loral Space & Communications, Inc....................    88,468   5,528,365
  #*Luby's, Inc..........................................   480,310   3,861,692
   *M/I Homes, Inc.......................................   238,043   5,060,794
    Mac-Gray Corp........................................   312,492   4,593,632
  #*Madison Square Garden Co. (The) Class A..............       108       6,369
    Marcus Corp..........................................   562,220   7,280,749
  #*MarineMax, Inc.......................................   624,697   7,265,226
   *Marriott Vacations Worldwide Corp....................   423,717  18,643,548
  #*McClatchy Co. (The) Class A.......................... 1,394,312   4,336,310
    McRae Industries, Inc. Class A.......................    30,453     756,757
  #*Media General, Inc. Class A..........................   396,500   4,357,535
   #Men's Wearhouse, Inc. (The)..........................    16,400     654,852
   *Meritage Homes Corp..................................     4,094     185,294
   *Modine Manufacturing Co..............................   104,745   1,152,195
  #*Monarch Casino & Resort, Inc.........................     7,579     155,370
  #*Motorcar Parts of America, Inc.......................    82,164     710,719
   #Movado Group, Inc....................................   433,624  15,818,604
   *MTR Gaming Group, Inc................................   287,975   1,033,830
   *Multimedia Games Holding Co., Inc....................     4,870     170,401
    NACCO Industries, Inc. Class A.......................   151,042   9,263,406
   #National CineMedia, Inc..............................    24,440     442,608
  #*Nautilus, Inc........................................    63,314     555,897
  #*Nevada Gold & Casinos, Inc...........................   130,600     158,026
   *New York & Co., Inc..................................   165,919   1,033,675
    Nexstar Broadcasting Group, Inc. Class A.............    66,242   2,387,362
   *Nobility Homes, Inc..................................    12,925     113,094
   #OfficeMax, Inc.......................................   568,246   6,472,322
   *Orient-Express Hotels, Ltd. Class A.................. 2,546,319  31,854,451
  #*P&F Industries, Inc. Class A.........................    24,537     199,240
  #*Pacific Sunwear of California, Inc................... 1,625,678   7,234,267
   #Penske Automotive Group, Inc......................... 1,250,616  46,497,903
   *Pep Boys-Manny Moe & Jack (The)...................... 1,395,654  17,375,892
  #*Perfumania Holdings, Inc.............................    89,183     463,752
   #Perry Ellis International, Inc.......................   465,385   9,354,238
   *Pinnacle Entertainment, Inc..........................     1,763      37,464
  #*Point.360............................................   107,615     100,082
  #*Premier Exhibitions, Inc.............................   201,518     344,596
   *QEP Co., Inc.........................................    42,217     780,170
  #*Quiksilver, Inc...................................... 1,911,680  12,081,818

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
  #*Radio One, Inc. Class D...........................   623,107 $    1,383,298
  #*RadioShack Corp...................................   278,095        759,199
  #*Reading International, Inc. Class A...............   168,095      1,043,870
  #*Red Lion Hotels Corp..............................   529,902      3,523,848
   #Regis Corp........................................ 1,746,344     30,333,995
   #Rent-A-Center, Inc................................ 1,713,232     68,512,148
   *Rick's Cabaret International, Inc.................   224,494      1,989,017
    Rocky Brands, Inc.................................   125,769      2,173,288
  #*Ruby Tuesday, Inc................................. 1,762,281     12,899,897
   #Ryland Group, Inc. (The)..........................    17,770        718,619
    Saga Communications, Inc. Class A.................   155,524      8,063,919
  #*Saks, Inc.........................................   592,767      9,496,127
   #Salem Communications Corp. Class A................   101,010        764,646
   #Scholastic Corp................................... 1,407,493     42,928,536
    Shiloh Industries, Inc............................   192,329      2,465,658
   #Shoe Carnival, Inc................................   546,411     14,594,638
   *Skechers U.S.A., Inc. Class A..................... 1,163,255     31,733,596
   *Skullcandy, Inc...................................     2,000         11,040
  #*Skyline Corp......................................     1,465          7,164
   *Spanish Broadcasting System, Inc. Class A.........     8,699         30,794
    Spartan Motors, Inc...............................   676,930      4,102,196
   *Spectrum Group International, Inc.................   312,991        635,372
   #Speedway Motorsports, Inc.........................   912,661     16,856,849
  #*Sport Chalet, Inc. Class A........................    82,165        115,853
  #*Sport Chalet, Inc. Class B........................    15,675         22,494
   #Stage Stores, Inc................................. 1,009,407     25,194,799
   #Standard Motor Products, Inc......................   309,036     10,627,748
   *Stanley Furniture Co., Inc........................    93,359        322,089
   *Starz - Liberty Capital...........................     2,327         52,171
    Stein Mart, Inc...................................    19,321        269,914
  #*Steinway Musical Instruments, Inc.................   289,169     10,511,293
   #Stewart Enterprises, Inc. Class A................. 2,648,622     34,802,893
   *Stoneridge, Inc...................................    83,585      1,009,707
    Strattec Security Corp............................    48,198      1,973,226
    Superior Industries International, Inc............   759,698     13,834,101
   #Superior Uniform Group, Inc.......................   144,642      1,680,740
   #Systemax, Inc.....................................    29,140        280,618
   #Trans World Entertainment Corp....................   634,084      3,170,420
  #*Trinity Place Holdings, Inc.......................   390,155      1,784,959
  #*Tuesday Morning Corp.............................. 1,307,967     14,675,390
  #*Unifi, Inc........................................   441,743     10,133,584
   *Universal Electronics, Inc........................    30,779        948,917
  #*Valuevision Media, Inc. Class A...................     3,840         22,771
  #*VOXX International Corp...........................   442,977      6,002,338
   #Wendy's Co. (The)................................. 5,109,486     36,328,445
   *West Marine, Inc..................................   597,684      6,490,848
  #*Wet Seal, Inc. (The) Class A......................   268,827      1,180,151
   *WMS Industries, Inc...............................    17,260        444,445
  #*Zale Corp......................................... 1,002,090      9,299,395
                                                                 --------------
Total Consumer Discretionary..........................            1,507,428,050
                                                                 --------------
Consumer Staples -- (3.6%)
  #*Alliance One International, Inc................... 1,525,066      5,810,501

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    Andersons, Inc. (The)...............................    53,904 $  3,197,585
  #*Boulder Brands, Inc................................. 1,327,406   17,136,812
   #Bridgford Foods Corp................................    37,720      274,224
   #CCA Industries, Inc.................................    32,097      112,019
  #*Central Garden and Pet Co...........................   312,005    2,336,917
   *Central Garden and Pet Co. Class A..................   920,447    6,940,170
  #*Chiquita Brands International, Inc.................. 1,352,412   16,337,137
   *Craft Brew Alliance, Inc............................   251,817    2,266,353
   *Crystal Rock Holdings, Inc..........................     9,911        8,821
  #*Cuisine Solutions, Inc..............................   156,778      295,527
   *Dole Food Co., Inc.................................. 1,407,005   18,150,365
   *Farmer Bros Co......................................    11,351      180,821
   #Fresh Del Monte Produce, Inc........................ 1,578,754   44,347,200
   #Griffin Land & Nurseries, Inc.......................    20,232      643,782
  #*Hain Celestial Group, Inc. (The)....................   189,134   13,799,217
  #*Harbinger Group, Inc................................   292,793    2,330,632
   #Ingles Markets, Inc. Class A........................   227,198    6,466,055
    John B Sanfilippo & Son, Inc........................   211,332    4,560,545
   *Mannatech, Inc......................................     3,084       41,202
    MGP Ingredients, Inc................................   289,677    1,619,294
   #Nash Finch Co.......................................   299,129    7,014,575
  #*Natural Alternatives International, Inc.............    94,109      460,193
    Nutraceutical International Corp....................    57,925    1,287,094
   #Oil-Dri Corp. of America............................    73,605    2,345,055
  #*Omega Protein Corp..................................   526,158    4,403,942
   #Orchids Paper Products Co...........................     2,641       71,624
   *Pantry, Inc. (The)..................................   498,068    6,200,947
   *Post Holdings, Inc..................................   484,896   22,494,325
   *Prestige Brands Holdings, Inc....................... 1,324,865   44,926,172
   #Reliv International, Inc............................    12,603       46,127
   *Revlon, Inc. Class A................................    33,302      835,547
    Seaboard Corp.......................................    18,588   52,418,160
  #*Seneca Foods Corp. Class A..........................    90,219    3,171,198
   *Seneca Foods Corp. Class B..........................    24,265      851,459
   #Spartan Stores, Inc.................................   583,043   11,468,456
    Spectrum Brands Holdings, Inc.......................   338,899   19,120,682
    Stephan Co. (The)...................................    56,795       89,736
   #Universal Corp......................................   830,795   50,927,734
    Weis Markets, Inc...................................     6,627      332,808
                                                                   ------------
Total Consumer Staples..................................            375,321,013
                                                                   ------------
Energy -- (8.9%)
    Adams Resources & Energy, Inc.......................   107,883    7,214,136
   #Alon USA Energy, Inc................................   889,012   12,143,904
  #*Alpha Natural Resources, Inc........................ 3,958,288   21,533,087
   #Arch Coal, Inc...................................... 1,030,507    4,018,977
  #*Barnwell Industries, Inc............................   142,853      505,700
  #*Basic Energy Services, Inc..........................   404,470    4,627,137
  #*Bill Barrett Corp...................................   933,912   20,938,307
   *Black Ridge Oil and Gas, Inc........................    72,013       46,088
   #Bolt Technology Corp................................     6,706      121,580
    Bristow Group, Inc.................................. 1,324,448   90,075,708
  #*Cal Dive International, Inc.........................   896,081    1,756,319

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
  #*Callon Petroleum Co..................................    40,651 $   162,604
   *Clayton Williams Energy, Inc.........................     2,657     151,263
   *Cloud Peak Energy, Inc...............................   162,184   2,599,810
   #Comstock Resources, Inc.............................. 1,489,964  24,986,696
    Contango Oil & Gas Co................................     1,588      61,392
   *Crimson Exploration, Inc.............................   249,985     802,452
   *Dawson Geophysical Co................................   184,018   6,639,369
    Delek US Holdings, Inc...............................   585,233  17,703,298
   #DHT Holdings, Inc....................................    65,575     304,924
  #*Double Eagle Petroleum Co............................    81,571     284,683
  #*Emerald Oil, Inc.....................................    21,837     157,226
    Energy XXI Bermuda, Ltd..............................   148,714   3,992,971
   *EPL Oil & Gas, Inc...................................   558,200  17,951,712
  #*Era Group, Inc.......................................   479,355  11,691,468
   *Evolution Petroleum Corp.............................    17,477     216,190
  #*Exterran Holdings, Inc............................... 2,285,803  72,574,245
   *Forbes Energy Services, Ltd..........................     1,755       7,950
  #*Gastar Exploration, Ltd..............................     7,589      25,044
   *Global Geophysical Services, Inc.....................    32,382     142,157
  #*Green Plains Renewable Energy, Inc...................   884,339  14,644,654
    Gulf Island Fabrication, Inc.........................   255,946   6,329,545
   #Gulfmark Offshore, Inc. Class A......................   787,820  38,800,135
  #*Halcon Resources Corp................................   221,233   1,212,357
  #*Harvest Natural Resources, Inc....................... 1,085,710   4,473,125
   *Helix Energy Solutions Group, Inc.................... 3,427,466  86,954,812
   *Hercules Offshore, Inc............................... 5,178,862  35,734,148
   *HKN, Inc.............................................     2,167     151,690
  #*Hornbeck Offshore Services, Inc...................... 1,311,935  69,466,958
  #*James River Coal Co..................................   311,807     617,378
  #*Key Energy Services, Inc.............................   936,554   5,937,752
  #*Magnum Hunter Resources Corp.........................   409,557   1,568,603
   *Matador Resources Co.................................     1,928      25,257
  #*McDermott International, Inc.........................   365,027   3,157,484
   *Mexco Energy Corp....................................       733       4,079
  #*Miller Energy Resources, Inc.........................    30,956     154,470
  #*Mitcham Industries, Inc..............................   185,344   3,137,874
   *Natural Gas Services Group, Inc......................   287,627   7,003,717
  #*Newpark Resources, Inc............................... 1,234,897  14,127,222
   #Nordic American Tankers, Ltd.........................   447,927   4,246,348
  #*Northern Oil and Gas, Inc............................    68,512     905,044
  #*Overseas Shipholding Group, Inc......................   776,519   3,144,902
   *Pacific Drilling SA..................................    11,106     109,505
   *Parker Drilling Co................................... 3,346,189  20,311,367
  #*PDC Energy, Inc......................................   877,106  48,372,396
  #*Penn Virginia Corp................................... 1,389,443   7,002,793
  #*PHI, Inc. (69336T106)................................     1,686      59,853
  #*PHI, Inc. (69336T205)................................   309,911  10,908,867
   *Pioneer Energy Services Corp......................... 1,903,813  12,907,852
   *Quicksilver Resources, Inc...........................    11,170      16,197
  #*Renewable Energy Group, Inc..........................   296,741   4,623,225
   #Rentech, Inc.........................................   506,484   1,083,876
   *REX American Resources Corp..........................   234,850   8,546,191
  #*SandRidge Energy, Inc................................     2,153      11,669

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
    SEACOR Holdings, Inc...............................   493,453 $ 43,206,745
    SemGroup Corp. Class A.............................   178,674   10,084,361
   *Steel Excel, Inc...................................   421,014   12,209,406
  #*Stone Energy Corp..................................   198,130    4,826,447
   *Superior Energy Services, Inc......................   915,588   23,457,365
  #*Swift Energy Co....................................   429,151    5,467,384
   *Tesco Corp.........................................   268,290    3,552,160
  #*TETRA Technologies, Inc............................ 1,140,393   11,540,777
   #TGC Industries, Inc................................    92,704      831,555
    Tidewater, Inc.....................................    47,060    2,776,069
  #*Triangle Petroleum Corp............................   302,952    2,150,959
  #*Unit Corp..........................................   143,319    6,460,821
  #*US Energy Corp. Wyoming............................    10,022       19,443
  #*USEC, Inc..........................................   110,798    2,172,749
   *Warren Resources, Inc..............................   167,682      481,247
   #Western Refining, Inc.............................. 1,597,880   48,144,124
  #*Westmoreland Coal Co...............................    68,170      870,531
   *Willbros Group, Inc................................   304,889    2,189,103
                                                                  ------------
Total Energy...........................................            919,628,988
                                                                  ------------
Financials -- (24.2%)
   *1st Constitution Bancorp...........................    17,947      172,112
    1st Source Corp....................................   588,594   16,056,844
   #1st United Bancorp Inc/Boca Raton..................    80,507      626,344
   #Access National Corp...............................    39,281      598,250
   *Alexander & Baldwin, Inc...........................   933,914   41,363,051
    Alliance Bancorp, Inc. of Pennsylvania.............     2,078       30,713
  #*Altisource Asset Management Corp...................    18,447    6,198,192
  #*Altisource Residential Corp........................    41,472      795,018
    Ameriana Bancorp...................................    34,757      382,675
   *American Capital, Ltd..............................   663,905    9,068,942
   #American Equity Investment Life Holding Co......... 1,869,562   34,026,028
  #*American Independence Corp.........................    42,672      327,721
    American National Insurance Co.....................     5,717      643,163
   *American River Bankshares..........................   142,147    1,265,108
   *American Safety Insurance Holdings, Ltd............   203,369    6,092,935
   *Ameris Bancorp.....................................   200,892    3,867,171
    AmeriServ Financial, Inc...........................   323,958      962,155
    Argo Group International Holdings, Ltd............. 1,019,162   45,505,583
    Aspen Insurance Holdings, Ltd......................   876,563   32,862,347
   #Associated Banc-Corp...............................   364,489    6,174,444
   #Asta Funding, Inc..................................   222,408    1,959,414
    Astoria Financial Corp............................. 1,686,486   20,575,129
    Atlantic American Corp.............................   238,675      926,059
  #*Atlantic Coast Financial Corp......................    17,186       82,665
  #*Atlanticus Holdings Corp...........................   262,883      998,955
   *AV Homes, Inc......................................   231,572    3,739,888
   #Baldwin & Lyons, Inc. Class A......................     3,124       82,255
   #Baldwin & Lyons, Inc. Class B......................   367,743    9,822,416
   #Banc of California, Inc............................   109,874    1,617,345
    Bancorp of New Jersey, Inc.........................       400        6,100
  #*Bancorp, Inc.......................................   207,040    3,105,600
   #BancorpSouth, Inc..................................   818,461   16,082,759

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Bank Mutual Corp....................................   171,211 $  1,063,220
    Bank of Commerce Holdings...........................    13,647       72,056
   #BankFinancial Corp..................................   524,139    4,507,595
   #Banner Corp.........................................   177,807    6,593,084
   #Bar Harbor Bankshares...............................       530       20,808
  #*BBX Capital Corp. Class A...........................   266,322    3,779,109
   #BCB Bancorp, Inc....................................    25,972      273,485
   *BCSB Bancorp, Inc...................................     4,374      108,431
   *Beneficial Mutual Bancorp, Inc......................     5,388       46,445
    Berkshire Bancorp, Inc..............................     4,650       39,246
    Berkshire Hills Bancorp, Inc........................   546,395   14,260,909
   *BNCCORP, Inc........................................    29,762      376,489
  #*BofI Holding, Inc...................................    12,710      689,518
    Boston Private Financial Holdings, Inc..............   401,209    4,433,359
   *Bridge Capital Holdings.............................    35,650      587,869
   #Brookline Bancorp, Inc..............................   866,458    8,543,276
  #*Brunswick Bancorp...................................     1,200        6,060
    C&F Financial Corp..................................    14,360      776,014
   #Calamos Asset Management, Inc. Class A..............    48,402      515,481
   #California First National Bancorp...................   142,816    2,469,289
   *Camco Financial Corp................................    84,743      367,785
    Cape Bancorp, Inc...................................    36,671      343,974
   *Capital Bank Financial Corp. Class A................    28,055      535,851
  #*Capital City Bank Group, Inc........................    48,212      603,614
    Capital Southwest Corp..............................    51,232    7,427,615
    CapitalSource, Inc.................................. 3,605,113   43,621,867
   #Capitol Federal Financial, Inc......................   551,032    6,948,514
  #*Carolina Bank Holdings, Inc.........................     4,214       45,722
   #Cash America International, Inc.....................     3,102      130,284
    Cathay General Bancorp.............................. 1,335,236   31,725,207
    Centerstate Banks, Inc..............................    93,560      922,502
   #Century Bancorp, Inc. Class A.......................    19,731      701,832
    CFS Bancorp, Inc....................................   206,612    2,466,947
    Chemical Financial Corp.............................   696,148   20,786,979
    Chicopee Bancorp, Inc...............................    38,643      673,547
    Citizens Community Bancorp, Inc.....................    42,530      321,102
   *Citizens First Corp.................................     5,422       55,359
    CNO Financial Group, Inc............................ 8,581,021  122,536,980
   #CoBiz Financial, Inc................................    43,350      435,234
   #Codorus Valley Bancorp, Inc.........................    15,895      288,017
  #*Colonial Financial Services, Inc....................     4,224       60,129
  #*Colony Bankcorp, Inc................................    12,037       87,148
    Columbia Banking System, Inc........................   458,988   11,465,520
   *Community Bankers Trust Corp........................       300        1,158
  #*Community West Bancshares...........................    23,717      133,645
  #*CommunityOne Bancorp................................     2,298       19,533
  #*Consumer Portfolio Services, Inc....................   314,416    2,043,704
  #*Cowen Group, Inc. Class A...........................   741,407    2,394,745
   #Donegal Group, Inc. Class A.........................   489,329    6,728,274
   #Donegal Group, Inc. Class B.........................    54,693    1,296,224
  #*Doral Financial Corp................................     4,405      105,764
    Eagle Bancorp Montana, Inc..........................     1,125       12,893
   #Eastern Insurance Holdings, Inc.....................   119,112    2,326,257

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
  #*Eastern Virginia Bankshares, Inc.....................    22,219 $   132,203
   #EMC Insurance Group, Inc.............................   292,000   8,468,000
   #Endurance Specialty Holdings, Ltd.................... 1,207,961  63,574,987
   #Enterprise Bancorp, Inc..............................     4,006      80,561
    Enterprise Financial Services Corp...................    75,373   1,396,662
   #ESB Financial Corp...................................    44,352     581,455
    ESSA Bancorp, Inc....................................   174,624   1,981,982
   #Evans Bancorp, Inc...................................     5,783     112,826
   *Ezcorp, Inc. Class A.................................    12,097     218,714
  #*Farmers Capital Bank Corp............................    56,370   1,376,555
    FBL Financial Group, Inc. Class A....................   791,367  35,002,162
   #Federal Agricultural Mortgage Corp. Class A..........     3,592     104,114
    Federal Agricultural Mortgage Corp. Class C..........   242,970   7,553,937
   #Federated National Holding Co........................   169,778   1,730,038
    Fidelity Southern Corp...............................    32,880     507,672
    Financial Institutions, Inc..........................   178,738   3,597,996
   *First Acceptance Corp................................   865,637   1,592,772
    First American Financial Corp........................ 1,394,545  31,698,008
  #*First BanCorp........................................   373,917   2,815,595
   #First Bancorp........................................    73,063   1,156,587
    First Bancorp of Indiana, Inc........................     5,430      77,106
    First Bancorp, Inc...................................       658      11,778
  #*First Bancshares, Inc. (318687100)...................    24,793     192,642
    First Bancshares, Inc. (318916103)...................     2,580      32,250
   #First Business Financial Services, Inc...............    23,772     782,812
    First Citizens BancShares, Inc. Class A..............    23,645   4,953,627
   #First Commonwealth Financial Corp.................... 1,698,558  12,756,171
   #First Community Bancshares, Inc......................    83,671   1,335,389
   #First Connecticut Bancorp Inc/Farmington.............     4,438      66,570
    First Defiance Financial Corp........................   201,979   5,332,246
  #*First Federal Bancshares of Arkansas, Inc............   103,884   1,023,257
  #*First Federal of Northern Michigan Bancorp, Inc......    31,310     136,825
    First Financial Corp.................................   155,016   5,140,331
    First Financial Holdings, Inc........................    69,352   3,844,855
   #First Financial Northwest, Inc.......................   210,148   2,240,178
   *First Financial Service Corp.........................    16,049      57,616
    First Interstate Bancsystem, Inc.....................   342,427   8,071,004
   #First M&F Corp.......................................    75,547   1,339,448
  #*First Marblehead Corp. (The).........................   178,191     302,925
   #First Merchants Corp.................................   708,202  13,257,541
    First Midwest Bancorp, Inc........................... 1,229,804  18,779,107
   *First Place Financial Corp...........................   203,821         652
  #*First United Corp....................................    70,785     532,303
    First West Virginia Bancorp..........................     9,474     160,111
    Firstbank Corp.......................................    99,156   1,594,428
    FirstMerit Corp......................................   175,839   3,942,310
  #*Flagstar Bancorp, Inc................................   213,672   3,504,221
    Flushing Financial Corp..............................   390,728   7,408,203
   #FNB Corp.............................................   614,225   7,763,804
    Fox Chase Bancorp, Inc...............................    39,188     686,574
    Franklin Financial Corp..............................    18,857     344,517
   #Fulton Financial Corp................................ 1,303,163  16,406,822
   #Gain Capital Holdings, Inc...........................       420       2,285

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    GAINSCO, Inc.........................................       100 $       788
    Geo Group, Inc. (The)................................   552,595  19,186,098
    GFI Group, Inc.......................................   109,779     439,116
   *Global Indemnity P.L.C...............................   256,350   6,659,973
  #*Greenlight Capital Re, Ltd. Class A..................    40,310   1,065,796
   #Guaranty Bancorp.....................................   119,524   1,498,831
  #*Guaranty Federal Bancshares, Inc.....................    32,452     414,412
  #*Hallmark Financial Services, Inc.....................   435,178   4,251,689
   #Hampden Bancorp, Inc.................................     9,957     155,230
    Hanover Insurance Group, Inc. (The)..................   905,794  48,758,891
   #Harleysville Savings Financial Corp..................    14,292     272,977
  #*Harris & Harris Group, Inc...........................   315,989     985,886
   #Hawthorn Bancshares, Inc.............................    28,194     369,629
    Heartland Financial USA, Inc.........................     2,622      73,416
   *Heritage Commerce Corp...............................   241,729   1,776,708
    Heritage Financial Corp..............................    49,806     791,417
    Heritage Financial Group, Inc........................    11,730     224,512
    HF Financial Corp....................................   127,909   1,717,818
   *Hilltop Holdings, Inc................................ 1,305,463  22,232,035
   #Hingham Institution for Savings......................     1,857     133,463
   *HMN Financial, Inc...................................   102,799     752,489
   *Home Bancorp, Inc....................................     5,999     109,482
    Home Federal Bancorp, Inc............................   204,761   2,870,749
   #HopFed Bancorp, Inc..................................    72,033     800,287
    Horace Mann Educators Corp...........................   876,441  24,838,338
    Horizon Bancorp......................................    17,121     410,390
   #Iberiabank Corp......................................   140,789   8,278,393
   *ICG Group, Inc.......................................   781,023   9,473,809
  #*Imperial Holdings, Inc...............................    11,132      82,488
   #Independence Holding Co..............................   267,078   3,747,104
  #*Independent Bank Corp................................    62,544     487,843
    Infinity Property & Casualty Corp....................   477,290  31,028,623
    International Bancshares Corp........................   586,961  14,210,326
  #*Intervest Bancshares Corp. Class A...................   174,269   1,289,591
  #*INTL. FCStone, Inc...................................       800      14,808
   *Investment Technology Group, Inc.....................   365,575   5,194,821
   #Investors Title Co...................................    43,302   3,229,030
  #*Jacksonville Bancorp, Inc............................    12,519       6,510
   #Janus Capital Group, Inc............................. 2,746,538  25,735,061
  #*Jefferson Bancshares, Inc............................    30,773     178,176
    JMP Group, Inc.......................................    29,537     209,713
   *KCG Holdings, Inc. Class A...........................   106,709     983,857
    Kemper Corp.......................................... 1,605,272  56,104,256
   #Lake Shore Bancorp, Inc..............................       697       8,169
    Lakeland Bancorp, Inc................................   139,591   1,569,003
   #Landmark Bancorp Inc/Manhattan.......................    24,379     499,526
    LNB Bancorp, Inc.....................................   215,712   1,958,665
   *Louisiana Bancorp Inc/Metaire........................     1,005      18,311
   #LSB Financial Corp...................................    14,699     363,065
  #*Macatawa Bank Corp...................................   150,646     781,853
   *Magyar Bancorp, Inc..................................    36,773     220,270
    Maiden Holdings, Ltd.................................   945,621  11,498,751
   #MainSource Financial Group, Inc......................   508,734   7,356,294

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
  #*Malvern Bancorp, Inc.................................     1,888 $    22,637
    Marlin Business Services Corp........................   345,056   7,894,881
  #*Maui Land & Pineapple Co., Inc.......................    12,148      51,325
    Mayflower Bancorp, Inc...............................    10,823     212,997
    MB Financial, Inc.................................... 1,462,160  42,080,965
  #*MBIA, Inc............................................ 4,088,075  55,189,012
  #*MBT Financial Corp...................................   335,903   1,330,176
    MCG Capital Corp..................................... 2,360,215  12,957,580
   #Meadowbrook Insurance Group, Inc..................... 1,522,479  11,555,616
   #Medallion Financial Corp.............................   331,032   4,995,273
   #Mercantile Bank Corp.................................    95,648   1,910,091
   #Meta Financial Group, Inc............................    49,599   1,459,203
   *Metro Bancorp, Inc...................................   401,510   8,777,009
    MetroCorp Bancshares, Inc............................    97,187   1,039,901
  #*MGIC Investment Corp................................. 4,775,214  36,482,635
    MicroFinancial, Inc..................................   220,012   1,786,497
   #Mid Penn Bancorp, Inc................................     4,664      53,519
   #MidWestOne Financial Group, Inc......................    16,034     418,327
   #Montpelier Re Holdings, Ltd.......................... 2,155,898  58,230,805
    MSB Financial Corp...................................     3,087      23,230
    MutualFirst Financial, Inc...........................   140,766   2,084,744
   #National Penn Bancshares, Inc........................ 1,031,876  11,133,942
   #National Security Group, Inc.........................    11,290      80,611
    National Western Life Insurance Co. Class A..........    65,017  13,910,387
   #Naugatuck Valley Financial Corp......................     3,280      25,814
   *Navigators Group, Inc. (The).........................   458,245  26,559,880
    Nelnet, Inc. Class A.................................   416,772  16,204,095
   *New Century Bancorp, Inc.............................    40,342     263,030
   #New Hampshire Thrift Bancshares, Inc.................    90,405   1,262,958
  #*NewBridge Bancorp....................................   252,836   2,070,727
   *Newport Bancorp, Inc.................................     2,848      49,641
  #*NewStar Financial, Inc...............................   490,506   7,553,792
   *North Valley Bancorp.................................     6,860     119,364
    Northeast Bancorp....................................    13,957     140,826
    Northeast Community Bancorp, Inc.....................    10,981      72,035
   #Northfield Bancorp, Inc..............................   147,622   1,730,130
   #Northrim BanCorp, Inc................................   137,999   3,521,734
   #Northway Financial, Inc..............................     7,359     129,445
   #Northwest Bancshares, Inc............................ 1,199,865  16,582,134
   #Norwood Financial Corp...............................       504      14,671
   #Ocean Shore Holding Co...............................    18,712     280,680
    OceanFirst Financial Corp............................       800      13,664
    OFG Bancorp..........................................   571,407  10,553,887
   #Old Line Bancshares, Inc.............................    39,695     519,211
   #Old National Bancorp.................................   108,748   1,567,059
  #*Old Second Bancorp, Inc..............................   317,787   1,932,145
   *OmniAmerican Bancorp, Inc............................     5,117     120,966
    OneBeacon Insurance Group, Ltd. Class A..............    65,445     948,952
   #Oppenheimer Holdings, Inc. Class A...................    57,362   1,099,056
    Pacific Continental Corp.............................    43,723     539,105
   *Pacific Mercantile Bancorp...........................   149,626     927,681
  #*Pacific Premier Bancorp, Inc.........................   137,527   1,791,977
   *Park Sterling Corp...................................   696,259   4,664,935

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
  #*Patriot National Bancorp, Inc........................    76,824 $   109,858
   #Peoples Bancorp of North Carolina, Inc...............    32,318     446,958
    Peoples Bancorp, Inc.................................   286,793   6,449,975
    Peoples Bancorp/Auburn...............................    14,576     317,028
  #*PHH Corp............................................. 1,999,053  45,298,541
  #*Phoenix Cos., Inc. (The).............................   103,691   4,424,495
  #*PICO Holdings, Inc...................................   150,764   3,300,224
  #*Pinnacle Financial Partners, Inc.....................   734,175  20,909,304
   *Piper Jaffray Cos....................................   341,899  11,470,711
    Platinum Underwriters Holdings, Ltd..................   954,440  55,443,420
   *Popular, Inc.........................................   869,232  28,597,733
   *Porter Bancorp, Inc..................................     8,106      13,861
  #*Preferred Bank.......................................    35,862     609,295
    Premier Financial Bancorp, Inc.......................    79,789     989,384
   #PrivateBancorp, Inc..................................   298,613   7,044,281
    Protective Life Corp.................................   402,300  17,431,659
   #Provident Financial Holdings, Inc....................   189,969   3,324,457
   #Provident Financial Services, Inc.................... 2,294,791  40,824,332
   #Provident New York Bancorp........................... 1,095,019  11,880,956
  #*Prudential Bancorp, Inc. of Pennsylvania.............       100         977
   *PSB Holdings, Inc....................................     2,619      16,251
   #Pulaski Financial Corp...............................   233,961   2,341,950
   #QC Holdings, Inc.....................................     1,979       5,324
   #QCR Holdings, Inc....................................     2,479      38,796
   #Radian Group, Inc.................................... 3,406,246  47,857,756
   #Renasant Corp........................................   512,424  14,040,418
   #Republic Bancorp, Inc. Class A.......................    12,464     326,183
  #*Republic First Bancorp, Inc..........................    77,655     260,921
   #Resource America, Inc. Class A.......................   296,143   2,457,987
  #*Riverview Bancorp, Inc...............................   278,799     724,877
    Rockville Financial, Inc.............................     1,348      17,659
   *Royal Bancshares of Pennsylvania, Inc. Class A.......     8,282      15,073
   #Ryman Hospitality Properties.........................   137,030   5,104,367
    S&T Bancorp, Inc.....................................     5,108     125,044
  #*Safeguard Scientifics, Inc...........................   245,411   3,668,894
   #Safety Insurance Group, Inc..........................   382,928  20,590,039
   #Salisbury Bancorp, Inc...............................     3,107      93,055
    Sandy Spring Bancorp, Inc............................   316,311   7,730,641
   #SB Financial Group, Inc..............................    33,863     267,518
  #*Seacoast Banking Corp. of Florida....................    16,789      39,622
  #*Security National Financial Corp. Class A............    12,363      74,673
   #Selective Insurance Group, Inc....................... 1,844,118  45,088,685
   *Shore Bancshares, Inc................................    15,816     125,263
    SI Financial Group, Inc..............................     7,704      87,209
  #*Siebert Financial Corp...............................    50,658      80,040
    Sierra Bancorp.......................................    15,744     248,440
   #Simmons First National Corp. Class A.................    45,205   1,236,357
    Simplicity Bancorp, Inc..............................     9,042     133,912
   *South Street Financial Corp..........................    11,002      62,711
  #*Southcoast Financial Corp............................   123,556     683,265
  o#Southern Community Financial.........................   226,834      49,903
  #*Southern First Bancshares, Inc.......................    67,157     887,816
   #Southern Missouri Bancorp, Inc.......................       384      10,272

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   #Southern National Bancorp of Virginia, Inc...........     5,903 $    58,499
   *Southwest Bancorp, Inc...............................   370,776   5,546,809
    Southwest Georgia Financial Corp.....................     1,652      16,883
    StanCorp Financial Group, Inc........................   604,724  32,104,797
   #State Auto Financial Corp............................   818,685  16,619,305
    StellarOne Corp......................................   468,645   9,925,901
   #Stewart Information Services Corp....................   568,671  17,588,994
  #*Stratus Properties, Inc..............................   122,308   1,571,658
   *Suffolk Bancorp......................................    12,332     223,826
    Summit State Bank....................................     8,558      86,265
  #*Sun Bancorp, Inc.....................................   591,825   1,964,859
   #Susquehanna Bancshares, Inc.......................... 5,219,914  69,424,856
  #*Sussex Bancorp.......................................    30,750     206,640
  #*SWS Group, Inc.......................................     1,900      11,324
    Symetra Financial Corp............................... 1,082,379  19,461,174
    Synovus Financial Corp............................... 6,337,456  21,103,728
  #*Taylor Capital Group, Inc............................    91,483   2,051,964
   #Teche Holding Co.....................................    14,319     653,376
   #TF Financial Corp....................................    73,202   1,986,702
   #Thomas Properties Group, Inc.........................    31,636     179,060
    Timberland Bancorp, Inc..............................   186,434   1,629,433
   #Tompkins Financial Corp..............................        89       4,017
   #Tower Financial Corp.................................    33,913     487,330
   #Tower Group International, Ltd....................... 1,161,211  25,395,685
    TowneBank............................................    78,039   1,246,283
  #*Transcontinental Realty Investors, Inc...............     2,293      17,255
    Tree.com, Inc........................................   132,521   2,503,322
   #Umpqua Holdings Corp................................. 4,057,030  68,320,385
   #Unico American Corp..................................   145,800   1,666,494
    Union First Market Bankshares Corp...................   181,646   4,014,377
    United Bancshares, Inc...............................     9,093     118,209
    United Community Bancorp.............................     2,815      28,826
   *United Community Banks, Inc..........................   163,415   2,227,346
  #*United Community Financial Corp......................   475,731   2,197,877
    United Financial Bancorp, Inc........................   225,690   3,523,021
    United Fire Group, Inc...............................   861,095  22,397,081
  #*United Security Bancshares...........................     8,536      36,447
   #Unity Bancorp, Inc...................................    51,891     407,344
   #Universal Insurance Holdings, Inc....................   212,466   1,669,983
    Univest Corp. of Pennsylvania........................     7,970     161,711
  #*Vantagesouth Bancshares, Inc.........................    37,363     188,683
   *Virginia Commerce Bancorp, Inc.......................   310,160   4,661,705
   *Virtus Investment Partners, Inc......................        94      17,531
   #VSB Bancorp, Inc.....................................       833       8,713
    Washington Federal, Inc.............................. 1,879,031  40,868,924
  #*Waterstone Financial, Inc............................    87,693     954,100
    Wayne Savings Bancshares, Inc........................    22,033     234,431
    Webster Financial Corp............................... 2,225,767  60,629,893
    WesBanco, Inc........................................   728,685  21,459,773
    West BanCorp., Inc...................................    83,011   1,135,590
    Westfield Financial, Inc.............................   352,464   2,453,149
   #Wintrust Financial Corp.............................. 1,255,364  51,356,941
   *Wright Investors' Service Holdings, Inc..............   123,991     260,381

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    WSFS Financial Corp...............................    26,313 $    1,566,413
   #WVS Financial Corp................................     1,740         19,123
  #*Yadkin Financial Corp.............................    34,273        534,316
                                                                 --------------
Total Financials......................................            2,507,382,559
                                                                 --------------
Health Care -- (3.7%)
   *Addus HomeCare Corp...............................    14,594        286,626
  #*Affymetrix, Inc...................................   934,536      3,551,237
  #*Albany Molecular Research, Inc....................   905,705     11,511,511
  #*Alere, Inc........................................   777,805     25,978,687
   *Allied Healthcare Products........................   207,331        512,108
   #Almost Family, Inc................................    51,849        991,871
  #*Alphatec Holdings, Inc............................   177,736        408,793
  #*Amedisys, Inc.....................................   517,175      6,469,859
   *American Shared Hospital Services.................    87,469        257,159
   *Amsurg Corp.......................................   453,071     17,719,607
  #*AngioDynamics, Inc................................   724,186      8,654,023
  #*Anika Therapeutics, Inc...........................   194,619      3,913,788
  #*Arrhythmia Research Technology, Inc...............     5,407         12,896
   *Astex Pharmaceuticals.............................   228,756      1,196,394
   *AVEO Pharmaceuticals, Inc.........................    67,934        163,042
  #*Bioanalytical Systems, Inc........................    32,200         47,334
    BioTelemetry, Inc.................................   368,427      2,785,308
   *Capital Senior Living Corp........................   733,274     16,894,633
   *Chindex International, Inc........................     8,385        143,551
   *Codexis, Inc......................................     8,473         20,759
    CONMED Corp.......................................   831,122     27,260,802
   *Cross Country Healthcare, Inc.....................   916,657      5,169,945
    CryoLife, Inc.....................................   393,764      2,787,849
  #*Cutera, Inc.......................................   402,038      3,839,463
   *Cynosure, Inc. Class A............................    41,482      1,181,402
    Daxor Corp........................................     8,579         61,769
   *Digirad Corp......................................   253,185        622,835
   *Emergent Biosolutions, Inc........................    42,263        747,632
   *Enzo Biochem, Inc.................................   497,886      1,085,391
   #Enzon Pharmaceuticals, Inc........................     9,488         18,976
   *Five Star Quality Care, Inc.......................   833,505      4,934,350
  #*Gentiva Health Services, Inc......................   666,614      7,159,434
   *Greatbatch, Inc...................................   573,089     21,662,764
  #*Harvard Bioscience, Inc...........................   171,352        916,733
   *Health Net, Inc...................................    18,946        581,074
   *Healthways, Inc...................................   277,835      4,767,649
    Invacare Corp.....................................   758,815     11,845,102
   *Iridex Corp.......................................    60,213        373,321
   #Kewaunee Scientific Corp..........................    68,740        921,116
  #*Kindred Healthcare, Inc........................... 1,533,154     23,549,245
  #*Lannett Co., Inc..................................   278,478      3,868,059
   #LeMaitre Vascular, Inc............................    72,587        500,124
  #*LHC Group, Inc....................................    73,641      1,689,325
   *LifePoint Hospitals, Inc.......................... 1,892,213     93,021,191
   *Magellan Health Services, Inc.....................    53,747      3,071,641
    Maxygen, Inc......................................   701,074      1,752,685
   *MedAssets, Inc....................................    17,474        380,409

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Health Care -- (Continued)
 o#*MedCath Corp.......................................   622,045 $    852,202
   *Medical Action Industries, Inc.....................    65,129      598,535
  #*MediciNova, Inc....................................    18,700       50,116
  #*Merit Medical Systems, Inc.........................    18,896      248,293
   *Misonix, Inc.......................................   131,503      678,555
   #National Healthcare Corp...........................       400       19,212
   *Natus Medical, Inc.................................    52,216      667,843
   *OraSure Technologies, Inc..........................    18,755       83,085
   *Orthofix International NV..........................     7,740      175,775
  #*Pacific Biosciences of California, Inc.............   141,966      367,692
   *PDI, Inc...........................................   294,287    1,368,435
   *PharMerica Corp....................................   314,699    4,607,193
    Psychemedics Corp..................................       365        4,395
  #*RadNet, Inc........................................   285,137      792,681
  #*Retractable Technologies, Inc......................    39,828       64,521
  #*Rigel Pharmaceuticals, Inc.........................    24,786       94,435
  #*RTI Biologics, Inc.................................   651,263    2,552,951
   #Select Medical Holdings Corp.......................    27,741      248,837
  #*Skilled Healthcare Group, Inc. Class A.............    50,778      331,073
  #*Stereotaxis, Inc...................................     2,235       11,711
  #*Strategic Diagnostics, Inc.........................   252,007      246,967
   *Sucampo Pharmaceuticals, Inc. Class A..............   277,919    1,703,643
   *SunLink Health Systems, Inc........................    49,977       37,933
   *SurModics, Inc.....................................     9,100      184,184
   *Symmetry Medical, Inc..............................   877,316    7,641,422
  #*Synageva BioPharma Corp............................    18,761      902,404
  #*Targacept, Inc.....................................    67,000      335,000
   *Theragenics Corp...................................   560,030    1,142,461
  #*Transcept Pharmaceuticals, Inc.....................     2,688        7,553
   *Triple-S Management Corp. Class B..................   567,952   12,358,635
   #Universal American Corp............................ 2,100,539   22,769,843
  #*ViroPharma, Inc....................................    57,286    1,966,056
    Xstelos Holdings, Inc..............................   251,700      357,414
                                                                  ------------
Total Health Care......................................            388,760,527
                                                                  ------------
Industrials -- (14.5%)
    AAR Corp........................................... 1,173,798   28,452,864
    ABM Industries, Inc................................    18,223      471,976
  #*ACCO Brands Corp...................................   401,844    2,656,189
  #*Accuride Corp......................................   142,397      814,511
    Aceto Corp.........................................   533,965    8,287,137
   #Acme United Corp...................................     2,707       37,573
   #Acorn Energy, Inc..................................   140,865    1,222,708
  #*Aegion Corp........................................   738,237   16,846,568
  #*AeroCentury Corp...................................    31,474      699,667
  #*Air Transport Services Group, Inc..................   754,172    5,037,869
    Aircastle, Ltd..................................... 1,404,483   24,690,811
    Alamo Group, Inc...................................   306,677   12,779,231
  o#Allied Defense Group, Inc. (The)...................   118,807      623,737
    Allied Motion Technologies, Inc....................    44,049      316,272
    AMERCO.............................................   346,122   57,567,011
   #American Railcar Industries, Inc...................   484,088   17,393,282
    Ampco-Pittsburgh Corp..............................    45,480      875,035

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
  #*AMREP Corp..........................................     8,733 $     85,147
   #Apogee Enterprises, Inc.............................   209,638    5,609,913
   *ARC Document Solutions, Inc.........................   139,548      665,644
    Argan, Inc..........................................       968       15,343
   #Arkansas Best Corp..................................   767,644   16,657,875
  #*Ascent Solar Technologies, Inc......................   118,282      125,379
   #Astec Industries, Inc...............................     4,231      148,085
   *AT Cross Co. Class A................................   288,550    5,367,030
   *Atlas Air Worldwide Holdings, Inc...................   651,248   29,071,711
   *Avalon Holdings Corp. Class A.......................    51,820      191,216
   *Avis Budget Group, Inc.............................. 4,147,655  131,231,804
   #Baltic Trading, Ltd.................................   325,005    1,222,019
    Barrett Business Services, Inc......................    79,827    5,608,645
  #*BlueLinx Holdings, Inc..............................   836,669    1,547,838
   #Briggs & Stratton Corp.............................. 1,043,154   21,123,868
  #*Builders FirstSource, Inc...........................   350,151    2,065,891
   *CAI International, Inc..............................    31,991      671,491
  #*Casella Waste Systems, Inc. Class A.................    14,929       71,211
  #*CBIZ, Inc...........................................   203,226    1,475,421
    CDI Corp............................................   394,811    6,210,377
   #Ceco Environmental Corp.............................   120,710    1,612,686
    Chicago Rivet & Machine Co..........................    28,248      734,448
    Comfort Systems USA, Inc............................    19,564      302,264
   #Compx International, Inc............................    67,191    1,168,451
  #*Consolidated Graphics, Inc..........................   156,383    8,380,565
   #Courier Corp........................................    67,360    1,045,427
   *Covenant Transportation Group, Inc. Class A.........   200,897    1,287,750
  #*CPI Aerostructures, Inc.............................     6,457       72,383
  #*CRA International, Inc..............................    65,831    1,260,005
    Curtiss-Wright Corp.................................   620,677   25,224,313
   *Dolan Co. (The).....................................   244,492      621,010
   *Ducommun, Inc.......................................   306,204    6,993,699
   *Dycom Industries, Inc...............................   422,475   11,187,138
   #Dynamic Materials Corp..............................     2,000       38,780
  #*Eagle Bulk Shipping, Inc............................   441,859    1,696,739
    Eastern Co. (The)...................................    69,790    1,166,889
    Ecology and Environment, Inc. Class A...............    35,051      382,406
   #Encore Wire Corp....................................   253,521   10,574,361
  #*Energy Recovery, Inc................................    27,016      118,060
  #*Engility Holdings, Inc..............................    37,688    1,228,252
   #Ennis, Inc..........................................   754,208   13,975,474
   #ESCO Technologies, Inc..............................    54,776    1,896,893
   *Esterline Technologies Corp......................... 1,142,455   93,041,535
   *Federal Signal Corp.................................   982,704    9,532,229
   *Franklin Covey Co...................................   213,063    3,438,837
   #FreightCar America, Inc.............................     8,385      152,691
  #*Frozen Food Express Industries......................   425,858      890,043
  #*FTI Consulting, Inc.................................   308,038   11,477,496
    G&K Services, Inc. Class A..........................   598,838   31,624,635
   #GATX Corp........................................... 1,763,892   79,692,641
  #*Genco Shipping & Trading, Ltd....................... 1,047,352    2,178,492
   *Gencor Industries, Inc..............................    35,002      269,515
   #General Cable Corp.................................. 1,560,188   49,177,126

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                         ---------- -----------
Industrials -- (Continued)
   *Gibraltar Industries, Inc...........................    851,937 $13,119,830
   *GP Strategies Corp..................................    158,520   4,186,513
  #*GrafTech International, Ltd.........................    179,137   1,347,110
   #Granite Construction, Inc...........................    282,341   8,540,815
   #Great Lakes Dredge & Dock Corp......................  1,229,253   9,452,956
  #*Greenbrier Cos., Inc................................    745,993  17,060,860
   #Griffon Corp........................................  1,479,678  17,608,168
   #H&E Equipment Services, Inc.........................    358,852   8,196,180
    Hardinge, Inc.......................................    251,500   3,978,730
  #*Hawaiian Holdings, Inc..............................    247,395   1,890,098
    Heidrick & Struggles International, Inc.............      8,113     124,778
   *Hill International, Inc.............................     44,925     141,065
   *Hudson Global, Inc..................................    389,082     922,124
    Hurco Cos., Inc.....................................    125,587   3,579,230
    Hyster-Yale Materials Handling, Inc.................    301,240  19,583,612
  #*ICF International, Inc..............................     72,806   2,430,992
   *Innotrac Corp.......................................    111,236     419,360
   #Innovative Solutions & Support, Inc.................        100         771
    Insteel Industries, Inc.............................    197,302   3,314,674
   *Integrated Electrical Services, Inc.................        900       5,301
   *Intelligent Systems Corp............................     27,446      31,837
   #International Shipholding Corp......................    220,292   6,022,783
   #Intersections, Inc..................................    163,724   1,584,848
  #*JetBlue Airways Corp................................ 10,066,250  65,833,275
   *JPS Industries, Inc.................................     42,199     227,453
    Kadant, Inc.........................................    409,129  13,394,883
   #Kelly Services, Inc. Class A........................    916,638  17,938,606
    Kelly Services, Inc. Class B........................        567      11,385
  #*Key Technology, Inc.................................     10,099     146,234
    Kimball International, Inc. Class B.................    757,020   8,319,650
   *Korn/Ferry International............................    300,225   5,863,394
  #*Kratos Defense & Security Solutions, Inc............    242,549   1,634,780
   #Lawson Products, Inc................................    201,534   2,444,607
  #*Layne Christensen Co................................    495,530   9,603,371
    LB Foster Co. Class A...............................     42,564   1,978,375
  #*LMI Aerospace, Inc..................................     84,994   1,571,539
    LS Starrett Co. (The) Class A.......................    183,253   1,909,496
    LSI Industries, Inc.................................    200,407   1,635,321
   *Lydall, Inc.........................................    417,771   6,500,517
  #*Magnetek, Inc.......................................     34,502     618,621
   #Marten Transport, Ltd...............................    825,081  14,158,390
    Mastech Holdings, Inc...............................     46,984     460,443
    Matson, Inc.........................................    822,502  23,293,257
   #McGrath RentCorp....................................     74,595   2,554,133
   *Meritor, Inc........................................     76,805     624,425
  #*Metalico, Inc.......................................    143,374     207,892
   *Mfri, Inc...........................................    204,452   2,216,260
    Michael Baker Corp..................................     40,435   1,633,574
    Miller Industries, Inc..............................    295,316   4,899,292
  #*Mobile Mini, Inc....................................  1,155,665  39,881,999
   *Moog, Inc. Class A..................................     38,132   2,144,544
    Mueller Water Products, Inc. Class A................  3,721,812  28,806,825
   #Multi-Color Corp....................................     19,915     689,258

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
  #*National Technical Systems, Inc......................   150,745 $ 2,404,383
   *Navigant Consulting, Inc.............................   488,414   6,554,516
   #NL Industries, Inc...................................   170,882   1,895,081
    NN, Inc..............................................   485,644   5,973,421
   *Northwest Pipe Co....................................   244,275   7,279,395
  #*Ocean Power Technologies, Inc........................    88,447     138,862
   *Orbital Sciences Corp................................   118,278   2,192,874
  #*Orion Energy Systems, Inc............................    51,318     176,534
   *Orion Marine Group, Inc..............................   128,745   1,618,325
   *Oshkosh Corp.........................................    36,854   1,651,796
  #*Pacer International, Inc.............................     4,781      29,594
    PAM Transportation Services, Inc.....................   150,056   1,796,170
   *Park-Ohio Holdings Corp..............................   119,900   4,212,087
   *Patrick Industries, Inc..............................   125,616   3,129,095
  #*Patriot Transportation Holding, Inc..................     7,369     253,862
   *PGT, Inc.............................................    80,347     803,470
    Pike Electric Corp...................................   340,885   4,162,206
  #*PMFG, Inc............................................     2,000      15,200
  #*PowerSecure International, Inc.......................   296,322   4,824,122
   #Preformed Line Products Co...........................    44,160   3,221,472
   #Providence and Worcester Railroad Co.................    88,450   1,539,030
   #Quad/Graphics, Inc...................................   175,058   4,908,626
  #*Quality Distribution, Inc............................   163,933   1,731,132
    RCM Technologies, Inc................................   215,529   1,168,167
   *Republic Airways Holdings, Inc....................... 1,594,974  21,898,993
    Resources Connection, Inc............................     1,400      18,620
  #*Rush Enterprises, Inc. Class A.......................   845,782  21,076,887
   *Rush Enterprises, Inc. Class B.......................   332,305   7,167,819
   *Saia, Inc............................................   640,861  19,187,378
    Schawk, Inc..........................................   120,175   1,656,012
   #Servotronics, Inc....................................    15,025     118,172
    SIFCO Industries, Inc................................    68,152   1,363,040
    SkyWest, Inc......................................... 1,640,415  24,803,075
    SL Industries, Inc...................................    28,931     838,999
   *Sparton Corp.........................................   311,191   5,529,864
   #Standex International Corp...........................   226,700  13,382,101
   *Sterling Construction Co., Inc.......................   172,548   1,694,421
  #*Supreme Industries, Inc. Class A.....................   176,937     994,386
    Sypris Solutions, Inc................................   278,004     900,733
  #*Tecumseh Products Co. Class A........................   409,492   4,700,968
   *Tecumseh Products Co. Class B........................    59,184     658,718
   *Tetra Tech, Inc......................................    11,036     260,450
    Titan International, Inc.............................    80,530   1,388,337
  #*Titan Machinery, Inc.................................    34,836     665,019
  #*Transcat, Inc........................................    58,439     458,162
  #*TRC Cos., Inc........................................   316,913   2,630,378
   #Trinity Industries, Inc..............................   812,283  31,979,582
  #*Tufco Technologies, Inc..............................    35,571     213,426
   *Tutor Perini Corp.................................... 1,187,053  23,479,908
   #Twin Disc, Inc.......................................    71,147   1,777,252
   *Ultralife Corp.......................................   140,452     488,773
    UniFirst Corp........................................   152,319  14,930,308
   #Universal Forest Products, Inc.......................   610,289  25,174,421

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
  #*Universal Power Group, Inc........................     4,455 $        7,440
  #*Universal Security Instruments, Inc...............    34,941        186,585
   *USA Truck, Inc....................................   304,826      1,892,969
   *Versar, Inc.......................................    45,303        238,747
    Viad Corp.........................................   494,108     11,883,297
   *Virco Manufacturing Corp..........................    37,692         91,215
   *Volt Information Sciences, Inc....................   534,473      3,741,311
    VSE Corp..........................................     5,654        244,705
   #Watts Water Technologies, Inc. Class A............   593,533     31,029,905
  #*Willdan Group, Inc................................    38,985        111,887
   *Willis Lease Finance Corp.........................   294,405      4,192,327
  #*XPO Logistics, Inc................................     1,588         38,842
                                                                 --------------
Total Industrials.....................................            1,509,900,868
                                                                 --------------
Information Technology -- (11.6%)
  #*Active Network, Inc. (The)........................    69,547        593,236
  #*ADDvantage Technologies Group, Inc................     4,523         11,669
  #*Advanced Energy Industries, Inc...................   125,565      2,719,738
  #*Aehr Test Systems.................................    54,035         83,214
   *Aetrium, Inc......................................   125,600         59,019
   *Agilysys, Inc.....................................   502,038      5,818,620
   *Alpha & Omega Semiconductor, Ltd..................   338,075      2,586,274
  #*Amkor Technology, Inc.............................   559,650      2,361,723
  #*ANADIGICS, Inc....................................   251,610        540,961
   *Analysts International Corp.......................    20,689         80,480
   *Anaren, Inc.......................................   224,757      5,261,561
   #AOL, Inc..........................................   482,950     17,791,878
   *ARRIS Group, Inc..................................   293,233      4,410,224
   *AsiaInfo-Linkage, Inc.............................    66,398        773,537
    Astro-Med, Inc....................................   167,804      1,907,931
   *ATMI, Inc.........................................   111,563      2,772,341
  #*Autobytel, Inc....................................    55,623        299,252
   *Aviat Networks, Inc............................... 1,151,085      3,050,375
  #*Avid Technology, Inc..............................   938,910      5,595,904
   #AVX Corp..........................................   151,599      1,938,951
   #Aware, Inc........................................   660,227      3,261,521
   *Axcelis Technologies, Inc.........................   376,532        820,840
   *AXT, Inc..........................................   202,284        566,395
    Bel Fuse, Inc. Class A............................    14,272        222,286
    Bel Fuse, Inc. Class B............................   156,953      2,456,314
   *Benchmark Electronics, Inc........................ 2,299,623     50,867,661
   #Black Box Corp....................................   510,256     13,807,527
  #*Blonder Tongue Laboratories.......................    19,745         19,745
  #*Blucora, Inc......................................   870,316     17,406,320
    Bogen Communications International................    43,300         56,290
   oBogen Corp........................................    43,300             --
  #*BroadVision, Inc..................................    17,915        166,610
   *Brocade Communications Systems, Inc...............    63,319        421,705
    Brooks Automation, Inc............................ 2,070,284     20,330,189
   *Bsquare Corp......................................    74,978        209,189
  #*BTU International, Inc............................    17,638         48,505
  #*CACI International, Inc. Class A..................   775,598     51,499,707
  #*CalAmp Corp.......................................   170,528      2,617,605

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Cascade Microtech, Inc...............................   336,101 $ 2,356,068
   *Checkpoint Systems, Inc..............................   416,839   7,169,631
  #*ChyronHego Corp......................................    51,176      77,276
  #*CIBER, Inc........................................... 2,038,464   7,420,009
   *Cinedigm Digital Cinema Corp. Class A................   205,377     301,904
  #*Clearfield, Inc......................................    44,712     486,019
  #*Cogo Group, Inc......................................    19,892      45,354
    Coherent, Inc........................................   507,853  28,785,108
   #Cohu, Inc............................................   711,379   8,394,272
  o#Commerce One LLC.....................................    55,600          --
    Communications Systems, Inc..........................   153,092   1,622,775
   #Computer Task Group, Inc.............................   129,060   2,400,516
    Comtech Telecommunications Corp......................   527,830  14,293,636
   #Concurrent Computer Corp.............................   137,792   1,121,627
   #Convergys Corp....................................... 3,909,664  74,009,940
   #CSP, Inc.............................................   125,308   1,093,939
    CTS Corp............................................. 1,225,517  17,218,514
   *CyberOptics Corp.....................................   237,710   1,423,883
  #*Data I/O Corp........................................    74,290     166,410
  #*Dataram Corp.........................................     6,118      19,027
   *Digi International, Inc..............................   709,915   7,049,456
   #Digimarc Corp........................................    30,810     646,702
   *Digital River, Inc...................................   121,829   2,069,875
   *Diodes, Inc..........................................    24,888     682,180
   *Dot Hill Systems Corp................................   388,477   1,103,275
   *DSP Group, Inc.......................................   544,920   4,059,654
   *Dynamics Research Corp...............................    54,334     305,900
   #EarthLink, Inc....................................... 2,689,116  16,860,757
  #*Echelon Corp.........................................    13,900      31,275
   *Edgewater Technology, Inc............................   298,591   1,836,335
   #Electro Rent Corp....................................   545,049   9,745,476
    Electro Scientific Industries, Inc...................   899,477  10,209,064
  #*Electronics for Imaging, Inc.........................   973,187  29,224,806
  #*Emcore Corp..........................................    51,228     215,670
   *Emulex Corp..........................................   646,693   5,180,011
   *Entropic Communications, Inc.........................    58,078     257,286
    EPIQ Systems, Inc....................................   267,387   3,478,705
    ePlus, Inc...........................................   270,902  17,199,568
   *Exar Corp............................................ 1,071,793  13,944,027
  #*Fairchild Semiconductor International, Inc........... 2,964,186  37,408,027
  #*First Solar, Inc.....................................   210,927  10,386,045
   *FormFactor, Inc......................................   919,222   6,682,744
    Frequency Electronics, Inc...........................   218,323   2,320,773
  #*Giga-tronics, Inc....................................    10,700      15,194
  #*GigOptix, Inc........................................    21,536      27,566
  #*Global Cash Access Holdings, Inc.....................    31,959     223,393
   *Globecomm Systems, Inc...............................   308,565   4,471,107
  #*GSE Systems, Inc.....................................    19,948      35,308
   *GSI Group, Inc.......................................    10,490      88,221
   *GSI Technology, Inc..................................     7,980      55,461
   #Hackett Group, Inc. (The)............................   192,050   1,067,798
   *Harmonic, Inc........................................   684,411   5,242,588
   *Hauppauge Digital, Inc...............................    74,101      50,389

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
  #*Hutchinson Technology, Inc...........................   669,006 $ 2,294,691
   *ID Systems, Inc......................................   153,839     772,272
  #*Identive Group, Inc..................................   104,300      79,685
  #*iGO, Inc.............................................    27,145      98,536
   *Ikanos Communications, Inc...........................   128,006     163,848
   *Imation Corp......................................... 1,420,177   6,646,428
   *Insight Enterprises, Inc.............................   963,608  20,611,575
   *Integrated Silicon Solution, Inc.....................   374,558   4,483,459
  #*Intellicheck Mobilisa, Inc...........................    54,404      42,435
   *Intermec, Inc........................................    64,245     637,953
  #*Internap Network Services Corp.......................   595,572   4,853,912
  #*International Rectifier Corp......................... 1,078,877  26,011,724
  #*Internet Patents Corp................................    16,755      56,129
  #*Interphase Corp......................................    78,699     404,513
    Intersil Corp. Class A...............................   733,455   7,488,576
  #*Intevac, Inc.........................................   163,070   1,038,756
   *IntraLinks Holdings, Inc.............................   149,932   1,424,354
   *IntriCon Corp........................................    44,161     170,903
   *Ipass, Inc...........................................   214,647     470,077
  #*Iteris, Inc..........................................   107,467     192,366
    IXYS Corp............................................    21,021     236,276
  #*Kemet Corp...........................................   103,241     450,131
  #*Key Tronic Corp......................................   351,713   3,988,425
    Keynote Systems, Inc.................................   410,053   8,172,356
  #*Kulicke & Soffa Industries, Inc......................   380,871   4,444,765
   *Lattice Semiconductor Corp...........................   574,791   2,965,922
   #Lexmark International, Inc. Class A..................   209,026   7,836,385
   *LGL Group, Inc. (The)................................     8,402      51,756
  #*Limelight Networks, Inc..............................   187,611     450,266
   *Lionbridge Technologies, Inc.........................   118,733     393,006
  #*LoJack Corp..........................................   139,513     464,578
  #*LTX-Credence Corp....................................    45,692     244,909
  #*Management Network Group, Inc........................    10,673      31,485
   #ManTech International Corp. Class A..................   158,048   4,668,738
    Marchex, Inc. Class B................................   255,488   1,558,477
   *Market Leader, Inc...................................    25,872     302,961
  #*Measurement Specialties, Inc.........................     3,002     149,440
  #*MEMSIC, Inc..........................................    65,387     272,010
  #*Mercury Systems, Inc.................................    24,684     229,068
    Methode Electronics, Inc.............................   787,880  14,883,053
    MKS Instruments, Inc................................. 1,300,930  35,281,222
   *ModusLink Global Solutions, Inc......................   838,727   2,608,441
  #*Monster Worldwide, Inc............................... 1,033,236   5,910,110
  #*MoSys, Inc...........................................   144,081     592,173
  #*Multi-Fineline Electronix, Inc.......................       627       9,480
  #*NAPCO Security Technologies, Inc.....................    42,075     214,582
  #*Navarre Corp.........................................    54,871     170,649
   *NCI, Inc. Class A....................................     1,431       6,482
  #*NeoPhotonics Corp....................................     8,711      76,483
  #*Newport Corp......................................... 1,078,374  15,798,179
  #*Novatel Wireless, Inc................................   210,095     890,803
  #*Numerex Corp. Class A................................    89,013     961,340
  #*Oclaro, Inc..........................................   318,679     379,228

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Official Payments Holdings, Inc......................   339,826 $ 2,429,756
  #*OmniVision Technologies, Inc......................... 1,454,160  23,644,642
   *Omtool, Ltd..........................................    16,864      28,163
   *Oplink Communications, Inc...........................   138,134   2,783,400
   #Optical Cable Corp...................................   169,845     730,333
   *PAR Technology Corp..................................   147,203     618,253
    PC Connection, Inc...................................   869,589  14,748,229
    PC-Tel, Inc..........................................   613,025   5,915,691
  #*PCM, Inc.............................................   204,946   2,057,658
   *PDF Solutions, Inc...................................   236,294   4,848,753
    Perceptron, Inc......................................   195,775   1,554,453
   *Performance Technologies, Inc........................   289,576     398,167
   *Pericom Semiconductor Corp...........................   527,494   4,035,329
  #*Photronics, Inc...................................... 1,802,153  13,786,470
   *Planar Systems, Inc..................................   427,186     803,110
   *Polycom, Inc......................................... 1,025,400   9,802,824
   *QLogic Corp..........................................   555,233   6,113,115
   *Qualstar Corp........................................   379,283     561,339
   *QuinStreet, Inc......................................    16,192     150,748
   *Radisys Corp.........................................   225,676     932,042
   *Rainmaker Systems, Inc...............................   185,058      72,173
  #*RealNetworks, Inc....................................   649,011   5,107,717
   *Reis, Inc............................................   332,636   6,120,502
   *Relm Wireless Corp...................................   130,663     522,652
   #RF Industries, Ltd...................................    63,374     388,483
   #Richardson Electronics, Ltd..........................   438,758   4,931,640
   #Rimage Corp..........................................    35,376     319,092
   *Rofin-Sinar Technologies, Inc........................    27,199     628,569
  #*Rovi Corp............................................   188,833   4,254,407
  #*Rubicon Technology, Inc..............................    70,214     591,202
  #*Rudolph Technologies, Inc............................    41,041     506,856
   *Sanmina Corp.........................................   774,243  12,744,040
   *ScanSource, Inc......................................    15,178     540,489
   *Seachange International, Inc.........................   538,774   6,346,758
  #*Selectica, Inc.......................................     3,912      32,939
  #*Sevcon, Inc..........................................     2,400      12,420
   *Sigma Designs, Inc...................................   731,150   3,816,603
   *Sigmatron International, Inc.........................    16,500      68,970
  #*Smith Micro Software, Inc............................     6,955       7,998
   *Spansion, Inc. Class A...............................   693,314   8,181,105
  #*StarTek, Inc.........................................   236,335   1,259,666
   *STR Holdings, Inc....................................    13,255      35,391
  #*SunPower Corp........................................   502,957  13,906,761
  #*Super Micro Computer, Inc............................    42,628     494,059
    Supertex, Inc........................................    14,017     376,777
   *support.com, Inc.....................................   814,775   4,114,614
  #*Sykes Enterprises, Inc...............................   210,073   3,688,882
   *Symmetricom, Inc.....................................   344,506   1,770,761
  #*SYNNEX Corp.......................................... 1,168,690  57,873,529
   *Tech Data Corp.......................................   800,684  41,107,117
  #*TechTarget, Inc......................................   382,139   2,059,729
  #*TeleCommunication Systems, Inc. Class A..............   921,450   2,487,915
   *Telenav, Inc.........................................    12,168      74,590

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
   #Tellabs, Inc...................................... 2,085,929 $    4,672,481
   #Tessco Technologies, Inc..........................    78,114      2,502,773
    Tessera Technologies, Inc.........................   371,575      7,457,510
   #TheStreet, Inc....................................   448,913        902,315
   *Trio Tech International...........................    39,533        142,714
   *TriQuint Semiconductor, Inc....................... 3,175,308     25,370,711
   #TSR, Inc..........................................     1,145          3,550
   *TTM Technologies, Inc.............................   374,505      3,460,426
   *Ultra Clean Holdings..............................   158,207      1,096,375
   #United Online, Inc................................ 1,698,854     13,794,694
   *UTStarcom Holdings Corp...........................   143,395        395,770
   *VeriFone Systems, Inc.............................   132,964      2,535,623
   *Vicon Industries, Inc.............................   102,175        268,720
  #*Video Display Corp................................     5,282         20,124
  #*Vishay Intertechnology, Inc....................... 4,709,603     67,771,187
  #*Vishay Precision Group, Inc.......................   253,556      4,112,678
  #*Westell Technologies, Inc. Class A................    71,180        184,356
  #*Wireless Telecom Group, Inc.......................   129,294        197,820
    Xyratex, Ltd......................................    84,556        911,514
  #*Zygo Corp.........................................   405,632      6,356,253
  #*Zynga, Inc. Class A...............................   994,232      2,962,811
                                                                 --------------
Total Information Technology..........................            1,202,158,498
                                                                 --------------
Materials -- (6.4%)
   #A Schulman, Inc...................................   606,590     16,256,612
  #*Allied Nevada Gold Corp...........................   161,758      1,078,926
  #*AM Castle & Co....................................   625,450     10,645,159
   *American Biltrite, Inc............................       110         45,540
   *American Pacific Corp.............................   148,845      5,413,493
    Axiall Corp.......................................   333,066     14,681,549
    Boise, Inc........................................ 3,252,612     29,598,769
    Buckeye Technologies, Inc.........................   610,644     22,728,170
   #Cabot Corp........................................     9,873        404,990
  #*Century Aluminum Co............................... 2,625,340     22,026,603
    Chase Corp........................................     1,380         38,295
   *Coeur d'Alene Mines Corp.......................... 1,965,169     26,352,916
   #Commercial Metals Co.............................. 1,440,508     22,313,469
   *Continental Materials Corp........................    13,260        215,541
   *Core Molding Technologies, Inc....................   100,454        927,190
    Domtar Corp.......................................    25,661      1,783,696
   *Ferro Corp........................................   133,773        873,538
   #Friedman Industries, Inc..........................   178,173      1,756,786
  #*Golden Minerals Co................................    12,380         16,961
   *Graphic Packaging Holding Co...................... 5,789,957     49,793,630
  #*Headwaters, Inc...................................   989,589      9,331,824
   #Hecla Mining Co...................................   439,274      1,418,855
  #*Horsehead Holding Corp............................   687,832      8,425,942
   #Kaiser Aluminum Corp..............................   623,602     40,690,030
    KapStone Paper and Packaging Corp.................   139,183      6,131,011
   *Kraton Performance Polymers, Inc..................    16,593        336,838
   *Landec Corp.......................................   651,141      9,825,718
   *Louisiana-Pacific Corp............................ 4,430,381     72,037,995
  #*Material Sciences Corp............................   216,679      2,153,789

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Materion Corp.......................................    49,728 $  1,498,802
  #*McEwen Mining, Inc..................................   499,579      979,175
  #*Mercer International, Inc...........................   448,049    3,100,499
  #*Mines Management, Inc...............................   118,526       82,968
  #*Mod-Pac Corp........................................    58,115      483,807
    Myers Industries, Inc...............................   511,259    9,954,213
    Noranda Aluminum Holding Corp.......................   104,482      324,939
  #*Northern Technologies International Corp............     3,305       42,436
   #Olympic Steel, Inc..................................   289,599    8,065,332
  #*OM Group, Inc....................................... 1,035,713   31,972,460
  #*Penford Corp........................................   265,809    3,944,606
    PH Glatfelter Co.................................... 1,133,716   30,009,463
    PolyOne Corp........................................   515,802   14,911,836
   *Resolute Forest Products, Inc.......................   228,195    3,482,256
  #*RTI International Metals, Inc.......................   982,778   30,122,146
   #Schnitzer Steel Industries, Inc. Class A............   463,754   11,899,928
  #*Stillwater Mining Co................................   896,455   10,847,105
   *SunCoke Energy, Inc.................................    76,885    1,214,783
   #Synalloy Corp.......................................    38,452      637,150
  #*Texas Industries, Inc...............................    75,570    4,695,920
   #Tredegar Corp....................................... 1,205,552   36,178,616
   #Tronox, Ltd. Class A................................   213,149    4,627,465
  #*Universal Stainless & Alloy Products, Inc...........   128,910    3,325,878
    Vulcan International Corp...........................    11,100      367,077
   #Wausau Paper Corp...................................   369,974    4,214,004
   *Webco Industries, Inc...............................     9,290    1,063,240
    Westlake Chemical Corp..............................   516,953   53,773,451
  #*Zoltek Cos., Inc....................................   834,866   11,629,683
                                                                   ------------
Total Materials.........................................            660,753,073
                                                                   ------------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.......................     4,900           --
  o*Big 4 Ranch, Inc....................................    73,300           --
  o*Concord Camera Corp. Escrow Shares..................    95,952           --
  o*CSF Holding, Inc. Litigation Rights.................    40,500           --
  o*First Commerce Bancorp Escrow Shares................    70,003       79,103
 o#*Gerber Scientific, Inc. Escrow Shares...............   525,910           --
  o*Petrocorp, Inc. Escrow Shares.......................   102,600        6,156
  o*Price Communications Liquidation Trust.............. 1,498,306           --
                                                                   ------------
Total Other.............................................                 85,259
                                                                   ------------
Telecommunication Services -- (0.4%)
  #*Cincinnati Bell, Inc................................   851,428    2,937,427
   *General Communication, Inc. Class A.................    40,679      360,009
  #*Hawaiian Telcom Holdco, Inc.........................     6,067      168,784
    IDT Corp. Class B...................................    19,306      399,055
  #*Iridium Communications, Inc......................... 1,223,081   10,298,342
  #*Leap Wireless International, Inc....................   978,534   16,321,947
  #*NII Holdings, Inc...................................   272,063    1,953,412
  #*ORBCOMM, Inc........................................ 1,072,816    5,170,973
    Shenandoah Telecommunications Co....................        67        1,291

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Telecommunication Services -- (Continued)
    USA Mobility, Inc..............................      76,324 $     1,192,181
                                                                ---------------
Total Telecommunication Services...................                  38,803,421
                                                                ---------------
Utilities -- (0.1%)
   #Atlantic Power Corp............................      35,369         150,672
   #Consolidated Water Co., Ltd....................      95,254       1,129,713
  #*Dynegy, Inc....................................      47,829         996,756
   #Genie Energy, Ltd. Class B.....................      31,652         326,332
   #Ormat Technologies, Inc........................     176,344       4,061,202
   #SJW Corp.......................................      16,389         457,089
  #*Synthesis Energy Systems, Inc..................       1,263           1,061
                                                                ---------------
Total Utilities....................................                   7,122,825
                                                                ---------------
TOTAL COMMON STOCKS................................               9,117,345,081
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
  o*Enron TOPRS 8.125PCT Escrow Shares.............      34,332              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Corp. Contingent Value Rights.....      45,703              --
  o*CVR Energy, Inc. Contingent Value Rights.......   1,072,209              --
 o#*PhotoMedex, Inc. Contingent Value Warrants.....      10,016              --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17..      24,689              --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17..      24,689              --
TOTAL RIGHTS/WARRANTS..............................                          --
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    State Street Institutional Liquid Reserves.....   8,386,518       8,386,518
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund................. 107,466,230   1,243,384,282
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,734,821,010)^^..........................             $10,369,115,881
                                                                ===============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 -------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary....... $1,507,428,050             --   --    $ 1,507,428,050
   Consumer Staples.............    375,321,013             --   --        375,321,013
   Energy.......................    919,628,988             --   --        919,628,988
   Financials...................  2,507,332,656 $       49,903   --      2,507,382,559
   Health Care..................    387,908,325        852,202   --        388,760,527
   Industrials..................  1,509,277,131        623,737   --      1,509,900,868
   Information Technology.......  1,202,158,498             --   --      1,202,158,498
   Materials....................    660,753,073             --   --        660,753,073
   Other........................             --         85,259   --             85,259
   Telecommunication Services...     38,803,421             --   --         38,803,421
   Utilities....................      7,122,825             --   --          7,122,825
Preferred Stocks
   Other........................             --             --   --                 --
Rights/Warrants.................             --             --   --                 --
Temporary Cash Investments......      8,386,518             --   --          8,386,518
Securities Lending Collateral...             --  1,243,384,282   --      1,243,384,282
                                 -------------- --------------   --    ---------------
TOTAL........................... $9,124,120,498 $1,244,995,383   --    $10,369,115,881
                                 ============== ==============   ==    ===============

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
COMMON STOCKS -- (92.0%)
Consumer Discretionary -- (13.3%)
   *1-800-Flowers.com, Inc. Class A.......................  23,470 $   154,433
    Aaron's, Inc..........................................  67,210   1,926,239
   #Abercrombie & Fitch Co. Class A.......................  70,622   3,521,919
    Advance Auto Parts, Inc...............................  22,500   1,856,025
  #*Aeropostale, Inc......................................  56,951     861,669
   *AFC Enterprises, Inc..................................   9,824     361,523
    AH Belo Corp. Class A.................................  15,518     116,385
    Allison Transmission Holdings, Inc....................  29,531     701,657
   *Amazon.com, Inc.......................................  84,077  25,325,674
    Ambassadors Group, Inc................................   8,122      29,564
   *AMC Networks, Inc. Class A............................  43,972   3,001,529
    Amcon Distributing Co.................................     247      19,175
  #*America's Car-Mart, Inc...............................   8,261     357,536
   *American Apparel, Inc.................................     769       1,546
    American Eagle Outfitters, Inc........................ 137,716   2,704,742
    American Greetings Corp. Class A......................   9,000     171,360
  #*American Public Education, Inc........................  13,181     520,781
    Ameristar Casinos, Inc................................  28,128     744,548
   *ANN, Inc..............................................  33,480   1,134,637
  #*Apollo Group, Inc. Class A............................  28,534     519,889
    Arbitron, Inc.........................................   9,206     423,108
    Arctic Cat, Inc.......................................   9,876     543,575
    Ark Restaurants Corp..................................   2,510      52,836
   *Asbury Automotive Group, Inc..........................  23,247   1,135,383
   *Ascena Retail Group, Inc.............................. 155,500   2,968,495
  #*Ascent Capital Group, Inc. Class A....................  12,037     935,395
   #Autoliv, Inc..........................................  65,953   5,392,977
   *AutoNation, Inc.......................................  50,529   2,420,339
   *AutoZone, Inc.........................................  10,758   4,825,824
   *Ballantyne Strong, Inc................................  10,077      41,316
  #*Bally Technologies, Inc...............................  27,844   1,995,866
   *Barnes & Noble, Inc...................................  55,593     992,335
    Bassett Furniture Industries, Inc.....................   7,766     123,712
    Beasley Broadcasting Group, Inc. Class A..............   3,374      27,093
  #*Beazer Homes USA, Inc.................................  11,219     192,855
   #bebe stores, Inc......................................  71,820     429,484
   *Bed Bath & Beyond, Inc................................  60,100   4,595,847
    Belo Corp. Class A....................................  86,951   1,239,921
    Best Buy Co., Inc..................................... 199,785   6,011,531
    Big 5 Sporting Goods Corp.............................  19,210     389,387
   *Big Lots, Inc.........................................  42,431   1,533,032
   *Biglari Holdings, Inc.................................   1,290     537,362
  #*BJ's Restaurants, Inc.................................  20,237     721,247
  #*Blue Nile, Inc........................................   3,510     136,293
   #Blyth, Inc............................................  11,136     156,015
    Bob Evans Farms, Inc..................................  25,541   1,297,994
   *Body Central Corp.....................................   9,690     116,861
    Bon-Ton Stores, Inc. (The)............................  13,310     251,027
  #*Books-A-Million, Inc..................................   9,373      23,245
   *BorgWarner, Inc.......................................  45,649   4,356,284
    Bowl America, Inc. Class A............................   1,576      21,867

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
  #*Boyd Gaming Corp......................................  47,548 $   632,864
  #*Bravo Brio Restaurant Group, Inc......................  14,135     230,966
   *Bridgepoint Education, Inc............................  31,017     499,994
   #Brinker International, Inc............................  46,426   1,864,004
    Brown Shoe Co., Inc...................................  38,867     923,869
    Brunswick Corp........................................  36,193   1,366,286
   #Buckle, Inc. (The)....................................  22,683   1,269,794
  #*Buffalo Wild Wings, Inc...............................  14,055   1,455,817
   *Build-A-Bear Workshop, Inc............................  13,537      96,248
  #*Cabela's, Inc.........................................  51,832   3,557,748
    Cablevision Systems Corp. Class A..................... 149,595   2,795,931
   *Cache, Inc............................................  12,441      52,252
   #Callaway Golf Co......................................  63,938     459,075
   *Cambium Learning Group, Inc...........................  45,231      61,514
    Canterbury Park Holding Corp..........................   2,402      24,188
   *Capella Education Co..................................   8,905     436,434
   *Career Education Corp.................................  48,935     157,571
   *CarMax, Inc...........................................  73,258   3,592,572
   *Carmike Cinemas, Inc..................................  13,456     246,514
    Carnival Corp......................................... 139,507   5,165,944
    Carriage Services, Inc................................  12,876     241,554
  #*Carrols Restaurant Group, Inc.........................  18,678     122,714
    Carter's, Inc.........................................  44,557   3,177,805
    Cato Corp. (The) Class A..............................  23,890     672,504
  #*Cavco Industries, Inc.................................   5,893     322,877
   #CBS Corp. Class A.....................................   9,684     516,641
    CBS Corp. Class B..................................... 181,835   9,608,161
    CEC Entertainment, Inc................................  13,197     548,863
   *Central European Media Enterprises, Ltd. Class A......  30,475     102,396
  #*Charles & Colvard, Ltd................................  12,144      56,348
   *Charter Communications, Inc. Class A..................  26,959   3,389,825
   #Cheesecake Factory, Inc. (The)........................  40,126   1,702,947
    Cherokee, Inc.........................................   2,552      33,099
    Chico's FAS, Inc...................................... 116,076   1,988,382
   *Children's Place Retail Stores, Inc. (The)............  20,701   1,118,682
   *Chipotle Mexican Grill, Inc...........................  10,500   4,328,835
   #Choice Hotels International, Inc......................  42,121   1,750,970
   *Christopher & Banks Corp..............................  19,052     130,316
    Churchill Downs, Inc..................................  16,666   1,353,446
    Cinemark Holdings, Inc................................  80,494   2,343,985
  #*Citi Trends, Inc......................................  12,429     175,125
   *Clear Channel Outdoor Holdings, Inc. Class A..........  30,501     226,317
    Coach, Inc............................................  54,357   2,887,987
   *Coast Distribution System (The).......................     890       2,866
   *Cobra Electronics Corp................................   4,559      11,945
  #*Coldwater Creek, Inc..................................   1,758       4,641
   #Collectors Universe...................................   3,602      57,956
   #Columbia Sportswear Co................................  29,423   1,898,372
    Comcast Corp. Class A................................. 677,525  30,542,827
    Comcast Corp. Special Class A......................... 168,043   7,244,334
  #*Conn's, Inc...........................................  25,382   1,640,185
    Cooper Tire & Rubber Co...............................  56,307   1,888,537
    Core-Mark Holding Co., Inc............................  10,481     656,635

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
  #*Corinthian Colleges, Inc..............................  64,275 $  143,976
   #Cracker Barrel Old Country Store, Inc.................  17,794  1,742,033
   *Crocs, Inc............................................  74,760  1,021,969
   *Crown Media Holdings, Inc. Class A....................  16,884     50,145
    CSS Industries, Inc...................................   2,658     70,783
  #*CST Brands, Inc.......................................  35,409  1,154,687
    CTC Media, Inc........................................ 128,295  1,424,074
    Culp, Inc.............................................  10,140    195,094
   *Cumulus Media, Inc. Class A...........................  18,186     77,836
    Dana Holding Corp..................................... 132,430  2,893,595
    Darden Restaurants, Inc...............................  60,124  2,949,082
  #*Deckers Outdoor Corp..................................  19,052  1,044,621
  #*dELiA*s, Inc..........................................   2,914      4,371
   #Delphi Automotive P.L.C...............................  64,341  3,456,399
   *Delta Apparel, Inc....................................   6,441    103,378
    Destination Maternity Corp............................   9,740    292,784
   *Destination XL Group, Inc.............................  44,643    287,947
   #DeVry, Inc............................................  54,746  1,646,760
   *DGSE Cos., Inc........................................   3,733      8,399
    Dick's Sporting Goods, Inc............................  30,904  1,588,775
   *Digital Generation, Inc...............................  22,641    175,468
    Dillard's, Inc. Class A...............................  41,848  3,533,227
    DineEquity, Inc.......................................  17,476  1,217,553
   *DIRECTV............................................... 130,949  8,285,143
   *Discovery Communications, Inc.........................  20,654  1,500,720
  #*Discovery Communications, Inc. Class A................  31,660  2,523,935
   *Discovery Communications, Inc. Class B................   1,400    111,468
    DISH Network Corp. Class A............................  45,446  2,029,164
   *Dixie Group, Inc. (The)...............................   3,689     33,164
   *Dollar General Corp...................................  66,655  3,644,029
   *Dollar Tree, Inc......................................  74,410  3,992,096
    Domino's Pizza, Inc...................................  42,106  2,634,993
    Dorman Products, Inc..................................  23,579  1,110,099
    Dover Downs Gaming & Entertainment, Inc...............   8,520     12,439
    Dover Motorsports, Inc................................   3,182      8,305
   #DR Horton, Inc........................................ 219,609  4,414,141
  #*DreamWorks Animation SKG, Inc. Class A................  60,417  1,495,925
    Drew Industries, Inc..................................  16,096    657,200
    DSW, Inc. Class A.....................................  27,064  2,051,181
    Dunkin' Brands Group, Inc.............................  76,517  3,305,534
   *Education Management Corp.............................  52,147    367,636
    Educational Development Corp..........................   1,932      6,009
    Einstein Noah Restaurant Group, Inc...................  11,040    179,179
   *Emerson Radio Corp....................................  14,810     25,621
  #*Entercom Communications Corp. Class A.................  23,008    225,708
    Entravision Communications Corp. Class A..............  33,098    188,328
    Escalade, Inc.........................................   5,323     34,333
   #Ethan Allen Interiors, Inc............................  20,924    635,462
  #*Ever-Glory International Group, Inc...................   1,700      5,117
   *EW Scripps Co. Class A................................  41,271    685,511
    Expedia, Inc..........................................  69,202  3,261,490
   *Express, Inc..........................................  67,193  1,515,202
  #*FAB Universal Corp....................................   5,042     20,218

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Family Dollar Stores, Inc.............................  32,363 $ 2,225,280
  #*Famous Dave's Of America, Inc.........................   3,905      63,066
   *Federal-Mogul Corp....................................  61,054     951,221
    #*Fiesta Restaurant Group, Inc........................  15,027     474,102
   *Fifth & Pacific Cos., Inc.............................  89,740   2,137,607
    Finish Line, Inc. (The) Class A.......................  48,592   1,081,658
    Fisher Communications, Inc............................   4,158     170,353
   *Flanigan's Enterprises, Inc...........................     300       2,835
    Flexsteel Industries, Inc.............................   3,267      81,316
    Foot Locker, Inc...................................... 107,787   3,894,344
    Ford Motor Co......................................... 774,880  13,079,974
   *Fossil Group, Inc.....................................  23,852   2,621,335
    Fred's, Inc. Class A..................................  30,384     522,605
    Frisch's Restaurants, Inc.............................   2,853      62,224
  #*Fuel Systems Solutions, Inc...........................  18,093     329,112
  #*Full House Resorts, Inc...............................   8,200      24,026
   *Furniture Brands International, Inc...................   3,580       8,413
  #*G-III Apparel Group, Ltd..............................  18,232     938,219
   *Gaiam, Inc. Class A...................................   8,701      42,374
   #GameStop Corp. Class A................................ 108,286   5,312,511
    Gaming Partners International Corp....................   4,515      38,423
    Gannett Co., Inc...................................... 207,876   5,354,886
    Gap, Inc. (The)....................................... 163,399   7,500,014
   #Garmin, Ltd...........................................  86,064   3,449,445
   *Geeknet, Inc..........................................   3,235      46,519
   *General Motors Co..................................... 229,347   8,226,677
   *Genesco, Inc..........................................  22,081   1,554,061
   #Gentex Corp...........................................  95,709   2,161,109
   *Gentherm, Inc.........................................  24,964     509,266
   #Genuine Parts Co......................................  43,317   3,551,561
  #*Global Sources, Ltd...................................  11,411      82,616
    GNC Holdings, Inc. Class A............................  73,816   3,896,008
   *Goodyear Tire & Rubber Co. (The)...................... 176,393   3,263,270
   *Gordmans Stores, Inc..................................   7,385     103,316
   *Grand Canyon Education, Inc...........................  31,853   1,077,268
  #*Gray Television, Inc..................................  48,291     377,153
   *Gray Television, Inc. Class A.........................     600       4,608
   #Group 1 Automotive, Inc...............................  22,569   1,642,798
   *Groupon, Inc.......................................... 459,287   4,069,283
   #Guess?, Inc...........................................  74,682   2,515,290
    H&R Block, Inc........................................  76,222   2,395,657
   *Hallwood Group, Inc. (The)............................     252       2,407
   *Hampshire Group, Ltd..................................     689       3,101
    Hanesbrands, Inc......................................  68,346   4,337,237
    Harley-Davidson, Inc..................................  69,090   3,922,239
    Harman International Industries, Inc..................  61,831   3,742,630
    Harte-Hanks, Inc......................................  49,943     477,455
   #Hasbro, Inc...........................................  33,452   1,538,792
    Hastings Entertainment, Inc...........................   1,400       5,152
    Haverty Furniture Cos., Inc...........................  18,161     472,186
    Haverty Furniture Cos., Inc. Class A..................   1,608      41,374
   *Helen of Troy, Ltd....................................  29,557   1,255,581
   *hhgregg, Inc..........................................  27,171     426,313

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
  #*Hibbett Sports, Inc...................................  13,030 $   764,210
    Hillenbrand, Inc......................................  45,535   1,128,813
   *Hollywood Media Corp..................................   3,425       4,453
    Home Depot, Inc. (The)................................ 344,509  27,226,546
  #*HomeAway, Inc.........................................  56,767   1,709,254
    Hooker Furniture Corp.................................   8,949     150,433
    HSN, Inc..............................................  37,382   2,245,163
   *Hyatt Hotels Corp. Class A............................  29,938   1,354,694
  #*Iconix Brand Group, Inc...............................  60,513   1,987,247
    International Game Technology......................... 194,951   3,600,745
    International Speedway Corp. Class A..................  24,584     832,168
    Interpublic Group of Cos., Inc. (The)................. 228,833   3,764,303
    Interval Leisure Group, Inc...........................  41,632     895,504
  #*iRobot Corp...........................................  20,047     700,843
   *Isle of Capri Casinos, Inc............................  33,243     263,949
  #*ITT Educational Services, Inc.........................   8,984     235,650
   *Jack in the Box, Inc..................................  33,453   1,341,131
   #JAKKS Pacific, Inc....................................  12,915      77,619
   *Jarden Corp...........................................  49,450   2,248,491
  #*JC Penney Co., Inc.................................... 124,572   1,818,751
   #John Wiley & Sons, Inc. Class A.......................  46,295   2,089,293
    John Wiley & Sons, Inc. Class B.......................   4,664     210,067
    Johnson Controls, Inc................................. 217,303   8,737,754
   *Johnson Outdoors, Inc. Class A........................   8,183     208,421
   #Jones Group, Inc. (The)...............................  73,015   1,198,906
  #*Jos A Bank Clothiers, Inc.............................  24,077     983,786
   *Journal Communications, Inc. Class A..................  39,142     358,541
  #*K12, Inc..............................................  29,920     930,512
   #KB Home...............................................  62,897   1,116,422
   *Kid Brands, Inc.......................................  17,697      28,669
   *Kirkland's, Inc.......................................  12,414     218,238
    Kohl's Corp........................................... 155,456   8,236,059
   *Kona Grill, Inc.......................................   4,321      55,438
    Koss Corp.............................................   1,533       7,834
   *Krispy Kreme Doughnuts, Inc...........................  50,457   1,060,606
    L Brands, Inc......................................... 126,640   7,062,713
    La-Z-Boy, Inc.........................................  47,258     979,658
  #*Lakeland Industries, Inc..............................   3,968      17,142
   *Lamar Advertising Co. Class A.........................  59,605   2,582,685
    Las Vegas Sands Corp..................................  81,936   4,553,184
   *Lazare Kaplan International, Inc......................   1,600       2,680
  #*LeapFrog Enterprises, Inc.............................  38,081     438,693
    Lear Corp.............................................  63,940   4,429,124
   *Learning Tree International, Inc......................   6,151      19,376
  #*Lee Enterprises, Inc..................................  20,446      61,951
   #Leggett & Platt, Inc..................................  94,782   2,977,103
   #Lennar Corp. Class A.................................. 110,902   3,756,251
    Lennar Corp. Class B..................................  17,482     476,385
   *Libbey, Inc...........................................  12,000     295,920
   *Liberty Global P.L.C. Class A.........................  45,544   3,694,529
   *Liberty Global P.L.C. Class B.........................     488      39,787
   *Liberty Global P.L.C. Series C........................  50,011   3,858,849
   *Liberty Interactive Corp. Class A..................... 347,209   8,492,732

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Liberty Interactive Corp. Class B.....................   6,948 $   163,938
   *Liberty Media Corp. Class A...........................  82,494  11,856,863
   *Liberty Media Corp. Class B...........................   2,392     332,464
   *Liberty Ventures Series A.............................  18,793   1,686,108
   *Liberty Ventures Series B.............................     347      31,301
  #*Life Time Fitness, Inc................................  39,197   2,088,808
    Lifetime Brands, Inc..................................   8,749     131,060
    LIN Media LLC.........................................  21,277     343,624
    Lincoln Educational Services Corp.....................  13,802      86,539
  #*Lions Gate Entertainment Corp.........................  53,277   1,733,101
    Lithia Motors, Inc. Class A...........................  17,668   1,152,660
   *Live Nation Entertainment, Inc........................ 185,106   3,032,036
   *LKQ Corp.............................................. 152,344   3,971,608
    Loral Space & Communications, Inc.....................  14,301     893,669
    Lowe's Cos., Inc...................................... 300,424  13,392,902
   *Luby's, Inc...........................................  19,164     154,079
  #*Lululemon Athletica, Inc..............................  27,277   1,897,661
  #*Lumber Liquidators Holdings, Inc......................  17,293   1,674,308
   *M/I Homes, Inc........................................  18,767     398,986
    Mac-Gray Corp.........................................  10,726     157,672
    Macy's, Inc........................................... 207,226  10,017,305
   *Madison Square Garden Co. (The) Class A...............  53,837   3,174,768
   *Maidenform Brands, Inc................................  19,675     459,608
    Marcus Corp...........................................  15,379     199,158
    Marine Products Corp..................................  20,779     187,842
   *MarineMax, Inc........................................  21,536     250,464
    Marriott International, Inc. Class A..................  95,503   3,970,060
   *Marriott Vacations Worldwide Corp.....................   6,048     266,112
   *Martha Stewart Living Omnimedia Class A...............  30,526      76,620
    Mattel, Inc........................................... 102,700   4,316,481
    Matthews International Corp. Class A..................  25,380     981,698
  #*McClatchy Co. (The) Class A...........................  50,664     157,565
    McDonald's Corp....................................... 237,696  23,313,224
    MDC Holdings, Inc.....................................  44,183   1,397,950
  #*Media General, Inc. Class A...........................  15,715     172,708
   #Men's Wearhouse, Inc. (The)...........................  46,517   1,857,424
   #Meredith Corp.........................................  31,655   1,504,246
   *Meritage Homes Corp...................................  32,412   1,466,967
   *MGM Resorts International............................. 328,819   5,363,038
   *Michael Kors Holdings, Ltd............................  40,278   2,712,321
   *Modine Manufacturing Co...............................  43,466     478,126
   *Mohawk Industries, Inc................................  49,892   5,936,649
   *Monarch Casino & Resort, Inc..........................  13,710     281,055
   #Monro Muffler Brake, Inc..............................  23,520   1,011,595
   #Morningstar, Inc......................................  33,740   2,571,663
   *Motorcar Parts of America, Inc........................   8,704      75,290
    Movado Group, Inc.....................................  16,841     614,360
   *MTR Gaming Group, Inc.................................  15,484      55,588
   *Multimedia Games Holding Co., Inc.....................   8,600     300,914
    NACCO Industries, Inc. Class A........................   5,764     353,506
   *Nathan's Famous, Inc..................................   2,974     170,291
    National CineMedia, Inc...............................  38,417     695,732
   *Nautilus, Inc.........................................  20,639     181,210

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
  #*Netflix, Inc..........................................  15,837 $ 3,867,712
  #*Nevada Gold & Casinos, Inc............................     700         847
   *New York & Co., Inc...................................  43,791     272,818
  #*New York Times Co. (The) Class A...................... 112,310   1,367,936
    Newell Rubbermaid, Inc................................  89,728   2,424,451
   *News Corp. Class A.................................... 112,735   1,795,869
   *News Corp. Class B....................................  33,001     530,986
    Nexstar Broadcasting Group, Inc. Class A..............  17,890     644,756
    NIKE, Inc............................................. 155,731   9,798,595
   *Nobility Homes, Inc...................................   1,105       9,669
   #Nordstrom, Inc........................................  55,005   3,368,506
   #Nutrisystem, Inc......................................  17,391     217,561
   *NVR, Inc..............................................   3,022   2,797,163
   *O'Reilly Automotive, Inc..............................  44,614   5,588,350
   *Office Depot, Inc..................................... 258,089   1,117,525
    OfficeMax, Inc........................................  75,373     858,498
    Omnicom Group, Inc....................................  52,804   3,393,713
  #*Orbitz Worldwide, Inc.................................  53,526     492,974
   *Orient-Express Hotels, Ltd. Class A...................  83,221   1,041,095
  #*Outerwall, Inc........................................  20,260   1,119,365
   *Overstock.com, Inc....................................   7,087     241,029
    Oxford Industries, Inc................................  12,184     824,491
   *P&F Industries, Inc. Class A..........................     504       4,092
  #*Pacific Sunwear of California, Inc....................  44,547     198,234
   *Panera Bread Co. Class A..............................  11,525   1,925,251
   *Papa John's International, Inc........................  14,777     987,990
  #*Penn National Gaming, Inc.............................  74,014   3,699,960
   #Penske Automotive Group, Inc..........................  84,966   3,159,036
   *Pep Boys-Manny Moe & Jack (The).......................  47,946     596,928
  #*Perfumania Holdings, Inc..............................   2,203      11,456
    Perry Ellis International, Inc........................  13,637     274,104
   #PetMed Express, Inc...................................  14,214     238,085
    PetSmart, Inc.........................................  30,672   2,245,804
    Pier 1 Imports, Inc...................................  80,069   1,881,621
   *Pinnacle Entertainment, Inc...........................  36,695     779,769
   #Polaris Industries, Inc...............................  21,538   2,415,271
    Pool Corp.............................................  26,379   1,392,284
   *Premier Exhibitions, Inc..............................   8,500      14,535
   *priceline.com, Inc....................................  12,061  10,561,456
   *PulteGroup, Inc....................................... 295,054   4,906,748
    PVH Corp..............................................  56,850   7,492,261
   *QEP Co., Inc..........................................     352       6,505
  #*Quiksilver, Inc....................................... 154,880     978,842
  #*Radio One, Inc. Class D...............................  16,485      36,597
  #*RadioShack Corp.......................................  72,896     199,006
    Ralph Lauren Corp.....................................  12,909   2,350,213
   *Reading International, Inc. Class A...................   5,859      36,384
   *Red Lion Hotels Corp..................................  13,744      91,398
   *Red Robin Gourmet Burgers, Inc........................  12,370     703,606
   #Regal Entertainment Group Class A.....................  98,213   1,851,315
   #Regis Corp............................................  51,358     892,088
   #Rent-A-Center, Inc....................................  52,497   2,099,355
  #*Rentrak Corp..........................................   4,450      95,586

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
    RG Barry Corp........................................     7,819 $   135,503
   *Rick's Cabaret International, Inc....................     6,768      59,964
    Rocky Brands, Inc....................................     5,087      87,903
    Ross Stores, Inc.....................................    87,976   5,935,741
    Royal Caribbean Cruises, Ltd.........................   143,671   5,472,428
   *Ruby Tuesday, Inc....................................    54,383     398,084
  #*rue21, Inc...........................................    16,264     679,510
    Ruth's Hospitality Group, Inc........................    24,546     293,570
   #Ryland Group, Inc. (The).............................    33,627   1,359,876
   #Saga Communications, Inc. Class A....................     1,544      80,056
  #*Saks, Inc............................................   135,022   2,163,052
   #Salem Communications Corp. Class A...................    12,181      92,210
  #*Sally Beauty Holdings, Inc...........................   107,775   3,288,215
    Scholastic Corp......................................    19,372     590,846
   *Scientific Games Corp. Class A.......................    76,458   1,042,123
    Scripps Networks Interactive, Inc. Class A...........    31,503   2,229,467
  #*Sears Holdings Corp..................................    74,551   3,414,436
   *Select Comfort Corp..................................    19,000     434,150
    Service Corp. International/US.......................   199,311   3,780,930
   *SHFL Entertainment, Inc..............................    40,592     923,468
    Shiloh Industries, Inc...............................    10,846     139,046
    Shoe Carnival, Inc...................................    18,351     490,155
  #*Shutterfly, Inc......................................    30,034   1,609,522
    Signet Jewelers, Ltd.................................    66,470   4,859,622
    Sinclair Broadcast Group, Inc. Class A...............    25,766     726,859
   #Sirius XM Radio, Inc................................. 1,257,082   4,688,916
    Six Flags Entertainment Corp.........................    74,174   2,728,861
   *Skechers U.S.A., Inc. Class A........................    36,498     995,665
   *Skullcandy, Inc......................................     4,012      22,146
   *Skyline Corp.........................................     4,311      21,081
    Sonic Automotive, Inc. Class A.......................    37,120     821,837
   *Sonic Corp...........................................    22,407     344,396
   #Sotheby's............................................    47,094   2,119,230
   *Spanish Broadcasting System, Inc. Class A............     1,868       6,613
    Spartan Motors, Inc..................................    26,134     158,372
   *Spectrum Group International, Inc....................       385         782
    Speedway Motorsports, Inc............................    31,204     576,338
   *Sport Chalet, Inc. Class A...........................     2,817       3,972
   *Sport Chalet, Inc. Class B...........................       238         342
   *Spy, Inc.............................................       335         419
   #Stage Stores, Inc....................................    30,335     757,162
   #Standard Motor Products, Inc.........................    19,709     677,793
  #*Standard Pacific Corp................................   164,654   1,346,870
   *Stanley Furniture Co., Inc...........................     8,749      30,184
   #Staples, Inc.........................................   466,123   7,933,413
    Starbucks Corp.......................................   171,929  12,248,222
    Starwood Hotels & Resorts Worldwide, Inc.............    60,016   3,970,058
   *Starz - Liberty Capital (85571Q102)..................   100,881   2,276,884
   *Starz - Liberty Capital (85571Q201)..................     2,392      53,629
    Stein Mart, Inc......................................    35,782     499,875
   *Steiner Leisure, Ltd.................................    13,080     757,855
   *Steinway Musical Instruments, Inc....................     9,702     352,668
   *Steven Madden, Ltd...................................    34,746   1,786,639

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Stewart Enterprises, Inc. Class A.....................  48,183 $   633,125
   *Stoneridge, Inc.......................................  25,915     313,053
    Strattec Security Corp................................   2,038      83,436
   #Strayer Education, Inc................................   3,851     170,445
   #Sturm Ruger & Co., Inc................................   9,700     493,439
    Superior Industries International, Inc................  21,344     388,674
    Superior Uniform Group, Inc...........................   5,000      58,100
    Systemax, Inc.........................................  27,440     264,247
  #*Tandy Leather Factory, Inc............................   1,146      10,050
    Target Corp........................................... 126,265   8,996,381
  #*Tempur-Pedic International, Inc.......................  24,206     959,768
   *Tenneco, Inc..........................................  26,950   1,302,493
  #*Tesla Motors, Inc.....................................  77,284  10,377,696
    Texas Roadhouse, Inc..................................  51,891   1,268,216
   #Thor Industries, Inc..................................  41,399   2,237,616
    Tiffany & Co..........................................  38,123   3,031,160
    Time Warner Cable, Inc................................  91,802  10,471,854
    Time Warner, Inc...................................... 305,417  19,015,262
    TJX Cos., Inc......................................... 167,300   8,706,292
   *Toll Brothers, Inc.................................... 127,325   4,185,173
   *Tower International, Inc..............................   1,990      44,397
    Town Sports International Holdings, Inc...............  13,759     173,639
    Tractor Supply Co.....................................  35,002   4,239,792
   #Trans World Entertainment Corp........................     200       1,000
   *Trinity Place Holdings, Inc...........................     892       4,081
  #*TripAdvisor, Inc......................................  36,774   2,758,785
   *TRW Automotive Holdings Corp..........................  82,722   6,064,350
   *Tuesday Morning Corp..................................  27,700     310,794
    Tupperware Brands Corp................................  33,167   2,795,315
    Twenty-First Century Fox, Inc. Class A................ 450,943  13,474,177
    Twenty-First Century Fox, Inc. Class B................ 224,433   6,730,746
   *Ulta Salon Cosmetics & Fragrance, Inc.................  21,433   2,162,590
  #*Under Armour, Inc. Class A............................  30,080   2,019,270
   *Unifi, Inc............................................  15,429     353,941
   *Universal Electronics, Inc............................   9,995     308,146
    Universal Technical Institute, Inc....................  16,908     197,824
  #*UQM Technologies, Inc.................................  12,948      16,832
   *Urban Outfitters, Inc.................................  77,100   3,281,376
   *US Auto Parts Network, Inc............................  14,602      17,522
    Vail Resorts, Inc.....................................  33,300   2,230,434
   #Valassis Communications, Inc..........................  33,693     964,631
   #Value Line, Inc.......................................   2,920      26,426
  #*Valuevision Media, Inc. Class A.......................  36,640     217,275
    VF Corp...............................................  26,502   5,220,894
    Viacom, Inc. Class A..................................   7,238     530,545
    Viacom, Inc. Class B..................................  93,652   6,815,056
   *Visteon Corp..........................................  46,524   3,064,536
   *Vitacost.com, Inc.....................................   1,340      11,953
  #*Vitamin Shoppe, Inc...................................  19,561     939,515
   *VOXX International Corp...............................  20,275     274,726
    Walt Disney Co. (The)................................. 447,208  28,911,997
   #Washington Post Co. (The) Class B.....................   5,810   3,122,062
    Weight Watchers International, Inc....................  38,632   1,833,088

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   *Wells-Gardner Electronics Corp........................   2,858 $      5,487
   #Wendy's Co. (The)..................................... 368,259    2,618,321
   *West Marine, Inc......................................  17,350      188,421
  #*Wet Seal, Inc. (The) Class A..........................  78,804      345,950
    Weyco Group, Inc......................................   6,018      164,472
    Whirlpool Corp........................................  54,666    7,321,964
    Williams-Sonoma, Inc..................................  64,325    3,786,169
   #Winmark Corp..........................................   2,250      161,775
   *Winnebago Industries, Inc.............................  19,097      456,800
   *WMS Industries, Inc...................................  43,199    1,112,374
   #Wolverine World Wide, Inc.............................  35,588    2,046,666
   #World Wrestling Entertainment, Inc. Class A...........  23,448      249,487
    Wyndham Worldwide Corp................................  84,920    5,290,516
   #Wynn Resorts, Ltd.....................................  31,740    4,225,546
    Yum! Brands, Inc...................................... 105,083    7,662,652
  #*Zagg, Inc.............................................  15,716       71,193
   *Zale Corp.............................................  30,200      280,256
  #*Zumiez, Inc...........................................  21,857      602,597
                                                                   ------------
Total Consumer Discretionary..............................          994,987,263
                                                                   ------------
Consumer Staples -- (7.1%)
   #Alico, Inc............................................   5,837      267,451
   *Alliance One International, Inc.......................  82,516      314,386
    Altria Group, Inc..................................... 476,056   16,690,523
    Andersons, Inc. (The).................................  17,345    1,028,905
    Archer-Daniels-Midland Co............................. 216,209    7,885,142
    Arden Group, Inc. Class A.............................     827      107,502
    Avon Products, Inc.................................... 123,718    2,828,194
    B&G Foods, Inc........................................  39,559    1,378,236
    Beam, Inc............................................. 112,619    7,319,109
   *Boston Beer Co., Inc. (The) Class A...................   1,694      303,192
   *Boulder Brands, Inc...................................  48,729      629,091
    Bridgford Foods Corp..................................   2,501       18,182
    Brown-Forman Corp. Class A............................  20,568    1,522,032
   #Brown-Forman Corp. Class B............................  48,666    3,528,772
    Bunge, Ltd............................................  97,364    7,400,638
    Cal-Maine Foods, Inc..................................  19,315      978,884
    Calavo Growers, Inc...................................  10,601      287,923
   #Campbell Soup Co......................................  89,524    4,189,723
    Casey's General Stores, Inc...........................  27,261    1,805,496
    CCA Industries, Inc...................................   3,400       11,866
   *Central Garden and Pet Co.............................  11,250       84,263
   *Central Garden and Pet Co. Class A....................  28,522      215,056
   *Chiquita Brands International, Inc....................  39,234      473,947
    Church & Dwight Co., Inc..............................  39,802    2,535,387
    Clorox Co. (The)......................................  37,491    3,221,977
    Coca-Cola Bottling Co. Consolidated...................   5,294      338,075
    Coca-Cola Co. (The)................................... 896,249   35,921,660
    Coca-Cola Enterprises, Inc............................ 158,730    5,958,724
   #Coffee Holding Co., Inc...............................     300        2,046
    Colgate-Palmolive Co.................................. 214,277   12,828,764
    ConAgra Foods, Inc.................................... 230,572    8,349,012
   *Constellation Brands, Inc. Class A.................... 132,407    6,897,081

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (Continued)
   *Constellation Brands, Inc. Class B....................   3,160 $   166,216
    Costco Wholesale Corp.................................  91,655  10,750,215
  #*Craft Brew Alliance, Inc..............................  11,801     106,209
  #*Crimson Wine Group, Ltd...............................  15,327     137,943
    CVS Caremark Corp..................................... 401,066  24,661,548
   *Darling International, Inc............................ 111,222   2,257,807
   *Dean Foods Co......................................... 172,406   1,879,225
  #*Diamond Foods, Inc....................................  12,571     256,323
   *Dole Food Co., Inc....................................  77,091     994,474
    Dr Pepper Snapple Group, Inc..........................  95,427   4,460,258
   *Elizabeth Arden, Inc..................................  20,320     834,339
    Energizer Holdings, Inc...............................  38,655   3,935,079
    Estee Lauder Cos., Inc. (The) Class A.................  53,719   3,526,652
   *Farmer Bros Co........................................  11,742     187,050
    Flowers Foods, Inc.................................... 155,287   3,565,378
    Fresh Del Monte Produce, Inc..........................  53,380   1,499,444
  #*Fresh Market, Inc. (The)..............................  16,456     868,548
    General Mills, Inc.................................... 130,812   6,802,224
    Golden Enterprises, Inc...............................   3,860      13,626
  #*Green Mountain Coffee Roasters, Inc...................  44,550   3,438,369
    Griffin Land & Nurseries, Inc.........................   2,756      87,696
  #*Hain Celestial Group, Inc. (The)......................  34,631   2,526,678
   *Harbinger Group, Inc..................................   3,819      30,399
    Harris Teeter Supermarkets, Inc.......................  44,913   2,208,821
   #Herbalife, Ltd........................................  37,016   2,424,548
   #Hershey Co. (The).....................................  31,118   2,952,165
    Hillshire Brands Co...................................  52,260   1,840,075
   #Hormel Foods Corp.....................................  68,898   2,917,830
   *IGI Laboratories, Inc.................................     921       1,335
    Ingles Markets, Inc. Class A..........................  12,014     341,918
    Ingredion, Inc........................................  59,285   3,983,952
    Inter Parfums, Inc....................................  23,298     768,368
   *Inventure Foods, Inc..................................   1,478      13,110
    J&J Snack Foods Corp..................................  13,500   1,075,680
    JM Smucker Co. (The)..................................  74,326   8,363,162
    John B Sanfilippo & Son, Inc..........................   5,956     128,531
    Kellogg Co............................................  52,533   3,479,786
    Kimberly-Clark Corp...................................  90,415   8,933,002
    Kraft Foods Group, Inc................................ 160,569   9,084,994
    Kroger Co. (The)......................................  97,226   3,818,065
    Lancaster Colony Corp.................................  20,255   1,681,773
   #Lifeway Foods, Inc....................................   3,699      65,398
    Limoneira Co..........................................     244       5,475
    Lorillard, Inc........................................  86,627   3,684,246
   *Mannatech, Inc........................................     740       9,886
   #McCormick & Co., Inc. (579780107).....................   3,498     243,531
   #McCormick & Co., Inc. (579780206).....................  36,702   2,628,230
    Mead Johnson Nutrition Co.............................  57,916   4,218,601
   *Medifast, Inc.........................................   9,751     266,592
   #MGP Ingredients, Inc..................................  10,602      59,265
   #Molson Coors Brewing Co. Class A......................   1,162      58,565
    Molson Coors Brewing Co. Class B...................... 106,304   5,321,578
    Mondelez International, Inc. Class A.................. 563,130  17,609,075

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (Continued)
  #*Monster Beverage Corp.................................  68,582 $ 4,182,816
    Nash Finch Co.........................................  10,100     236,845
    National Beverage Corp................................  20,329     361,450
   *Natural Alternatives International, Inc...............   2,740      13,399
    Nature's Sunshine Products, Inc.......................     200       3,640
    Nu Skin Enterprises, Inc. Class A.....................  29,862   2,497,658
    Nutraceutical International Corp......................   7,868     174,827
    Oil-Dri Corp. of America..............................   4,211     134,162
   *Omega Protein Corp....................................  16,210     135,678
   #Orchids Paper Products Co.............................   3,281      88,981
   *Overhill Farms, Inc...................................   7,801      38,849
   *Pantry, Inc. (The)....................................  18,588     231,421
    PepsiCo, Inc.......................................... 353,886  29,563,636
    Philip Morris International, Inc...................... 379,444  33,838,816
   *Pilgrim's Pride Corp.................................. 135,481   2,251,694
   *Post Holdings, Inc....................................  30,634   1,421,111
   *Prestige Brands Holdings, Inc.........................  45,309   1,536,428
   #Pricesmart, Inc.......................................  14,418   1,312,471
    Procter & Gamble Co. (The)............................ 620,688  49,841,246
    Reliv International, Inc..............................   2,740      10,028
   *Revlon, Inc. Class A..................................  26,849     673,641
    Reynolds American, Inc................................  70,798   3,499,545
   *Rite Aid Corp......................................... 676,714   2,030,142
    Rocky Mountain Chocolate Factory, Inc.................   3,966      52,906
   #Safeway, Inc.......................................... 190,653   4,916,941
    Sanderson Farms, Inc..................................  19,863   1,403,122
    Seaboard Corp.........................................     540   1,522,800
   *Seneca Foods Corp. Class A............................   7,423     260,918
   *Seneca Foods Corp. Class B............................   1,493      52,389
  #*Smithfield Foods, Inc................................. 126,510   4,200,132
    Snyders-Lance, Inc....................................  62,704   1,984,582
    Spartan Stores, Inc...................................  18,534     364,564
    Spectrum Brands Holdings, Inc.........................  49,030   2,766,273
  #*Susser Holdings Corp..................................  19,201     993,076
   #Sysco Corp............................................ 105,876   3,653,781
   *Tofutti Brands, Inc...................................     456         689
   #Tootsie Roll Industries, Inc..........................  25,061     848,566
   *TreeHouse Foods, Inc..................................  33,885   2,405,496
    Tyson Foods, Inc. Class A............................. 193,687   5,349,635
   *United Natural Foods, Inc.............................  32,699   1,916,161
    United-Guardian, Inc..................................   1,741      48,313
   #Universal Corp........................................  19,514   1,196,208
  #*USANA Health Sciences, Inc............................   9,599     793,069
   #Vector Group, Ltd.....................................  55,870     930,236
    Village Super Market, Inc. Class A....................   4,375     161,219
    Wal-Mart Stores, Inc.................................. 499,081  38,898,373
    Walgreen Co........................................... 278,962  14,017,841
    WD-40 Co..............................................  11,308     650,323
   #Weis Markets, Inc.....................................  22,096   1,109,661
   *WhiteWave Foods Co. Class A...........................  31,360     586,118
   *WhiteWave Foods Co. Class B...........................  44,662     825,354

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    Whole Foods Market, Inc............................... 110,858 $  6,161,488
                                                                   ------------
Total Consumer Staples....................................          528,643,214
                                                                   ------------
Energy -- (9.5%)
  #*Abraxas Petroleum Corp................................   3,201        7,810
    Adams Resources & Energy, Inc.........................   3,234      216,258
   #Alon USA Energy, Inc..................................  51,025      697,001
  #*Alpha Natural Resources, Inc.......................... 194,089    1,055,844
    Anadarko Petroleum Corp............................... 164,574   14,568,090
    Apache Corp........................................... 122,326    9,816,661
  #*Approach Resources, Inc...............................  32,109      850,567
   #Arch Coal, Inc........................................ 182,324      711,064
   *Atwood Oceanics, Inc..................................  61,817    3,482,770
    Baker Hughes, Inc..................................... 138,244    6,556,913
   *Barnwell Industries, Inc..............................   4,663       16,507
   *Basic Energy Services, Inc............................  36,773      420,683
    Berry Petroleum Co. Class A...........................  43,064    1,746,245
  #*Bill Barrett Corp.....................................  39,573      887,227
  #*BioFuel Energy Corp...................................     530        2,051
    Bolt Technology Corp..................................   7,091      128,560
   *Bonanza Creek Energy, Inc.............................  37,242    1,517,239
   *BPZ Resources, Inc....................................  97,710      235,481
    Bristow Group, Inc....................................  33,119    2,252,423
  #*C&J Energy Services, Inc..............................  48,187      932,418
    Cabot Oil & Gas Corp..................................  94,354    7,153,920
  #*Cal Dive International, Inc...........................  72,892      142,868
   *Callon Petroleum Co...................................  31,523      126,092
   *Cameron International Corp............................  55,947    3,317,657
   #CARBO Ceramics, Inc...................................  12,827    1,126,980
  #*Carrizo Oil & Gas, Inc................................  37,615    1,191,267
   *Cheniere Energy, Inc.................................. 139,133    3,975,030
   #Chesapeake Energy Corp................................ 464,456   10,821,825
    Chevron Corp.......................................... 652,350   82,124,341
    Cimarex Energy Co.....................................  57,147    4,367,745
   *Clayton Williams Energy, Inc..........................   9,155      521,194
  #*Clean Energy Fuels Corp...............................  54,100      698,431
   *Cloud Peak Energy, Inc................................  51,882      831,668
   *Cobalt International Energy, Inc...................... 118,180    3,409,493
   #Comstock Resources, Inc...............................  44,876      752,571
   *Concho Resources, Inc.................................  69,012    6,189,686
    ConocoPhillips........................................ 382,502   24,809,080
    CONSOL Energy, Inc.................................... 152,628    4,736,047
    Contango Oil & Gas Co.................................  12,403      479,500
  #*Continental Resources, Inc............................  14,629    1,350,257
    Core Laboratories NV..................................  13,218    1,977,413
   *Crimson Exploration, Inc..............................  35,285      113,265
    Crosstex Energy, Inc..................................  35,800      719,222
   *Dawson Geophysical Co.................................   6,475      233,618
    Delek US Holdings, Inc................................  54,557    1,650,349
  #*Denbury Resources, Inc................................ 244,108    4,271,890
    Devon Energy Corp..................................... 119,384    6,567,314
    DHT Holdings, Inc.....................................   4,917       22,864
   #Diamond Offshore Drilling, Inc........................  74,831    5,046,603

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   *Double Eagle Petroleum Co...........................     6,980 $     24,360
   *Dresser-Rand Group, Inc.............................    55,531    3,380,172
   *Dril-Quip, Inc......................................    30,484    2,771,300
  #*Emerald Oil, Inc....................................    23,018      165,730
  #*Endeavour International Corp........................    30,906      131,660
    Energen Corp........................................    54,309    3,252,566
   #Energy XXI Bermuda, Ltd.............................    68,541    1,840,326
   *ENGlobal Corp.......................................    13,200       12,859
    EOG Resources, Inc..................................    87,256   12,694,875
   *EPL Oil & Gas, Inc..................................    36,587    1,176,638
    EQT Corp............................................    47,997    4,151,740
   *Era Group, Inc......................................    18,594      453,508
   *Evolution Petroleum Corp............................     7,409       91,649
  #*Exterran Holdings, Inc..............................    59,646    1,893,760
    Exxon Mobil Corp.................................... 1,460,534  136,925,062
   *FieldPoint Petroleum Corp...........................     4,233       17,948
   *FMC Technologies, Inc...............................    67,645    3,605,478
  #*FX Energy, Inc......................................    10,965       40,132
   *Gastar Exploration, Ltd.............................     4,800       15,840
   *Geospace Technologies Corp..........................     7,802      580,547
  #*Gevo, Inc...........................................     4,451        8,190
  #*Global Geophysical Services, Inc....................    23,837      104,644
   *Green Plains Renewable Energy, Inc..................    26,557      439,784
   *Gulf Coast Ultra Deep Royalty Trust.................   122,555      257,366
    Gulf Island Fabrication, Inc........................    11,590      286,621
   #Gulfmark Offshore, Inc. Class A.....................    24,375    1,200,469
   *Gulfport Energy Corp................................    55,801    2,968,613
  #*Halcon Resources Corp...............................    63,794      349,591
    Halliburton Co......................................   212,387    9,597,769
  #*Harvest Natural Resources, Inc......................    33,762      139,099
   *Helix Energy Solutions Group, Inc...................    99,722    2,529,947
    Helmerich & Payne, Inc..............................    71,099    4,493,457
   *Hercules Offshore, Inc..............................   135,628      935,833
    Hess Corp...........................................    96,693    7,199,761
   *HKN, Inc............................................       239       16,730
    HollyFrontier Corp..................................   137,394    6,258,297
   *Hornbeck Offshore Services, Inc.....................    31,447    1,665,119
   *Houston American Energy Corp........................     5,544        1,780
   *ION Geophysical Corp................................   140,575      864,536
  #*James River Coal Co.................................    28,866       57,155
  #*Key Energy Services, Inc............................   128,668      815,755
    Kinder Morgan, Inc..................................   222,564    8,404,017
  #*Kodiak Oil & Gas Corp...............................   188,829    1,833,530
   *Kosmos Energy, Ltd..................................   105,200    1,110,912
  #*Laredo Petroleum Holdings, Inc......................    38,043      833,522
  #*Lone Pine Resources, Inc............................    19,747        5,430
  #*Lucas Energy, Inc...................................    11,754       15,985
  #*Magnum Hunter Resources Corp........................   125,633      481,174
    Marathon Oil Corp...................................   221,689    8,060,612
    Marathon Petroleum Corp.............................   103,139    7,563,183
   *Matador Resources Co................................    10,915      142,987
   *Matrix Service Co...................................    26,666      422,656
  #*McDermott International, Inc........................   205,264    1,775,534

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
   *Mexco Energy Corp.....................................     684 $     3,806
  #*Miller Energy Resources, Inc..........................   1,630       8,134
   *Mitcham Industries, Inc...............................  11,460     194,018
    Murphy Oil Corp....................................... 132,669   8,984,345
    Nabors Industries, Ltd................................ 268,483   4,131,953
    National Oilwell Varco, Inc........................... 127,427   8,941,553
   *Natural Gas Services Group, Inc.......................   9,926     241,698
   *Newfield Exploration Co...............................  72,414   1,781,384
   *Newpark Resources, Inc................................  77,794     889,963
    Noble Corp............................................ 172,023   6,571,279
    Noble Energy, Inc..................................... 111,332   6,957,137
   #Nordic American Tankers, Ltd..........................  29,510     279,755
  #*Northern Oil and Gas, Inc.............................  54,349     717,950
  #*Nuverra Environmental Solutions, Inc.................. 166,626     491,547
   *Oasis Petroleum, Inc..................................  70,162   2,949,610
    Occidental Petroleum Corp............................. 262,010  23,331,990
    Oceaneering International, Inc........................  51,872   4,206,300
   *Oil States International, Inc.........................  48,831   4,747,838
  #*Overseas Shipholding Group, Inc.......................  19,258      77,995
    Panhandle Oil and Gas, Inc. Class A...................   5,005     148,949
   *Parker Drilling Co.................................... 107,411     651,985
    Patterson-UTI Energy, Inc............................. 138,277   2,733,736
   *PDC Energy, Inc.......................................  28,241   1,557,491
    Peabody Energy Corp................................... 171,228   2,835,536
  #*Penn Virginia Corp....................................  47,167     237,722
   *PetroQuest Energy, Inc................................  41,651     187,430
  #*PHI, Inc. (69336T106).................................   2,247      79,769
   *PHI, Inc. (69336T205).................................  10,130     356,576
    Phillips 66........................................... 184,803  11,365,384
   *Pioneer Energy Services Corp..........................  54,296     368,127
    Pioneer Natural Resources Co..........................  72,692  11,249,814
   *PostRock Energy Corp..................................   1,437       2,644
   *Pyramid Oil Co........................................   2,104       9,405
    QEP Resources, Inc.................................... 110,091   3,356,675
  #*Quicksilver Resources, Inc............................   9,900      14,355
    Range Resources Corp..................................  48,356   3,824,960
   *Renewable Energy Group, Inc...........................   2,930      45,649
    Rentech, Inc.......................................... 153,569     328,638
   *REX American Resources Corp...........................   7,500     272,925
  #*Rex Energy Corp.......................................  48,446     929,679
   *RigNet, Inc...........................................     499      13,623
  #*Rosetta Resources, Inc................................  37,159   1,694,822
   *Rowan Cos. P.L.C. Class A............................. 115,342   3,961,998
  #*Royale Energy, Inc....................................     400       1,080
   #RPC, Inc.............................................. 106,841   1,529,963
  #*Sanchez Energy Corp...................................   2,262      53,496
  #*SandRidge Energy, Inc................................. 421,097   2,282,346
    Schlumberger, Ltd..................................... 299,627  24,368,664
   #SEACOR Holdings, Inc..................................  18,075   1,582,647
    SemGroup Corp. Class A................................  38,263   2,159,564
   #Ship Finance International, Ltd.......................  74,592   1,200,185
    SM Energy Co..........................................  62,394   4,288,340
   *Southwestern Energy Co................................ 159,698   6,194,685

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
   #Spectra Energy Corp................................... 154,744 $  5,569,237
   *Steel Excel, Inc......................................   6,102      176,958
   *Stone Energy Corp.....................................  44,838    1,092,254
   *Superior Energy Services, Inc......................... 150,193    3,847,945
  #*Swift Energy Co.......................................  31,634      403,017
   *Synergy Resources Corp................................  45,342      351,401
    Targa Resources Corp..................................  15,423    1,051,386
   #Teekay Corp...........................................  65,441    2,596,044
   *Tesco Corp............................................  29,385      389,057
    Tesoro Corp........................................... 110,623    6,288,918
   *TETRA Technologies, Inc...............................  72,708      735,805
    TGC Industries, Inc...................................  14,420      129,347
    Tidewater, Inc........................................  46,517    2,744,038
    Transocean, Ltd....................................... 112,505    5,305,736
  #*Triangle Petroleum Corp...............................  37,922      269,246
  #*Ultra Petroleum Corp.................................. 124,056    2,685,812
   *Unit Corp.............................................  43,815    1,975,180
  #*Uranium Energy Corp...................................  21,851       50,476
   *Uranium Resources, Inc................................     685        2,576
  #*USEC, Inc.............................................   2,738       53,692
   *Vaalco Energy, Inc....................................  50,169      311,048
    Valero Energy Corp.................................... 318,688   11,399,470
  #*Verenium Corp.........................................   2,511        5,474
   #W&T Offshore, Inc.....................................  64,533    1,051,243
   *Warren Resources, Inc.................................  60,337      173,167
  #*Weatherford International, Ltd........................ 525,863    7,341,047
   #Western Refining, Inc.................................  75,948    2,288,313
  #*Westmoreland Coal Co..................................   3,276       41,835
   *Whiting Petroleum Corp................................  75,818    3,902,352
   *Willbros Group, Inc...................................  44,799      321,657
    Williams Cos., Inc. (The)............................. 151,641    5,181,573
   #World Fuel Services Corp..............................  64,367    2,493,578
  #*WPX Energy, Inc....................................... 200,918    3,859,635
  #*Zion Oil & Gas, Inc...................................  16,343       36,608
                                                                   ------------
Total Energy..............................................          708,418,452
                                                                   ------------
Financials -- (16.2%)
   *1st Constitution Bancorp..............................   1,373       13,167
    1st Source Corp.......................................  19,544      533,160
    1st United Bancorp Inc/Boca Raton.....................  22,508      175,112
   #Access National Corp..................................   4,884       74,383
    ACE, Ltd.............................................. 108,201    9,887,407
   *Affiliated Managers Group, Inc........................  21,536    3,884,018
    Aflac, Inc............................................ 143,209    8,833,131
   *Alexander & Baldwin, Inc..............................  39,260    1,738,825
   *Alleghany Corp........................................  11,248    4,542,842
    Alliance Bancorp, Inc. of Pennsylvania................   1,546       22,850
    Allied World Assurance Co. Holdings AG................  32,477    3,073,948
    Allstate Corp. (The).................................. 146,105    7,448,433
   *Altisource Asset Management Corp......................     909      305,424
   *Altisource Portfolio Solutions SA.....................   9,243    1,139,754
   *Altisource Residential Corp...........................   3,031       58,104
    Ameriana Bancorp......................................     456        5,021

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *American Capital, Ltd................................   276,188 $ 3,772,728
   #American Equity Investment Life Holding Co...........    55,867   1,016,779
    American Express Co..................................   214,443  15,819,460
    American Financial Group, Inc........................    84,672   4,376,696
   *American Independence Corp...........................     1,861      14,292
   *American International Group, Inc....................   462,626  21,054,109
   #American National Bankshares, Inc....................     3,768      89,829
    American National Insurance Co.......................    17,349   1,951,763
   *American River Bankshares............................     2,192      19,509
   *American Safety Insurance Holdings, Ltd..............     7,877     235,995
   *American Spectrum Realty, Inc........................       642       1,682
    Ameriprise Financial, Inc............................   129,219  11,500,491
   *Ameris Bancorp.......................................    18,629     358,608
    AMERISAFE, Inc.......................................    17,121     611,733
    AmeriServ Financial, Inc.............................     8,436      25,055
   #Amtrust Financial Services, Inc......................    62,569   2,604,747
    Aon P.L.C............................................    84,747   5,720,423
  #*Arch Capital Group, Ltd..............................    90,863   4,920,231
    Argo Group International Holdings, Ltd...............    26,125   1,166,481
   #Arrow Financial Corp.................................    10,211     268,958
    Arthur J Gallagher & Co..............................    68,818   3,054,143
    Aspen Insurance Holdings, Ltd........................    62,363   2,337,989
    Associated Banc-Corp.................................   156,776   2,655,785
    Assurant, Inc........................................    72,545   3,929,037
    Assured Guaranty, Ltd................................   178,665   3,866,311
    Asta Funding, Inc....................................     9,299      81,924
    Astoria Financial Corp...............................    89,045   1,086,349
    Atlantic American Corp...............................     2,737      10,620
   *Atlantic Coast Financial Corp........................       945       4,545
  #*Atlanticus Holdings Corp.............................    14,132      53,702
    Auburn National BanCorp., Inc........................       335       7,531
   *AV Homes, Inc........................................     8,825     142,524
    Axis Capital Holdings, Ltd...........................    78,529   3,420,723
    Baldwin & Lyons, Inc. Class A........................       638      16,799
    Baldwin & Lyons, Inc. Class B........................     8,934     238,627
   #Banc of California, Inc..............................     9,411     138,530
    Bancfirst Corp.......................................    12,997     679,483
   *Bancorp, Inc.........................................    31,545     473,175
   #BancorpSouth, Inc....................................    89,090   1,750,619
    Bank Mutual Corp.....................................    38,610     239,768
    Bank of America Corp................................. 3,577,687  52,234,230
    Bank of Commerce Holdings............................     6,357      33,565
   #Bank of Hawaii Corp..................................    40,636   2,260,987
    Bank of Kentucky Financial Corp......................     2,404      65,990
    Bank of New York Mellon Corp. (The)..................   372,892  11,727,453
    Bank of the Ozarks, Inc..............................    25,488   1,217,817
    BankFinancial Corp...................................    14,549     125,121
    BankUnited, Inc......................................    91,168   2,756,920
    Banner Corp..........................................    17,783     659,394
    Bar Harbor Bankshares................................     2,309      90,651
    BB&T Corp............................................   217,739   7,771,105
    BBCN Bancorp, Inc....................................    72,055   1,052,724
  #*BBX Capital Corp. Class A............................     1,011      14,346

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   #BCB Bancorp, Inc.....................................     4,090 $    43,068
   *BCSB Bancorp, Inc....................................       711      17,626
   *Beneficial Mutual Bancorp, Inc.......................    63,935     551,120
    Berkshire Bancorp, Inc...............................     1,000       8,440
   *Berkshire Hathaway, Inc. Class B.....................   406,267  47,074,157
    Berkshire Hills Bancorp, Inc.........................    22,231     580,229
   #BGC Partners, Inc. Class A...........................    62,269     391,049
    BlackRock, Inc.......................................    43,905  12,379,454
  #*BofI Holding, Inc....................................    10,917     592,247
    BOK Financial Corp...................................    57,410   3,828,673
    Boston Private Financial Holdings, Inc...............    73,486     812,020
    Bridge Bancorp, Inc..................................     2,089      44,788
   *Bridge Capital Holdings..............................     4,396      72,490
    Brookline Bancorp, Inc...............................    65,394     644,785
    Brown & Brown, Inc...................................   129,899   4,285,368
  #*Brunswick Bancorp....................................        40         202
    Bryn Mawr Bank Corp..................................    11,404     318,856
    C&F Financial Corp...................................       721      38,963
    Calamos Asset Management, Inc. Class A...............    18,244     194,299
   #California First National Bancorp....................     2,970      51,351
   *Camco Financial Corp.................................       900       3,906
    Camden National Corp.................................     6,153     239,413
    Cape Bancorp, Inc....................................     4,558      42,754
   *Capital Bank Financial Corp. Class A.................     1,269      24,238
   *Capital City Bank Group, Inc.........................    11,641     145,745
    Capital One Financial Corp...........................   172,132  11,880,551
   oCapital Properties, Inc..............................       540         540
    Capital Properties, Inc. Class A.....................       600       4,656
    Capital Southwest Corp...............................     2,165     313,882
    CapitalSource, Inc...................................   222,501   2,692,262
    Capitol Federal Financial, Inc.......................   139,907   1,764,227
    Cardinal Financial Corp..............................    26,363     431,299
   *Carolina Bank Holdings, Inc..........................       900       9,765
   #Cash America International, Inc......................    26,330   1,105,860
    Cathay General Bancorp...............................    71,824   1,706,538
    CBOE Holdings, Inc...................................    36,492   1,828,249
   *CBRE Group, Inc. Class A.............................    98,202   2,275,340
    Center Bancorp, Inc..................................    12,199     183,839
    Centerstate Banks, Inc...............................    22,455     221,406
  #*Central Pacific Financial Corp.......................     8,837     164,280
    Century Bancorp, Inc. Class A........................     1,596      56,770
    CFS Bancorp, Inc.....................................     1,100      13,134
    Charles Schwab Corp. (The)...........................   216,779   4,788,648
   #Charter Financial Corp...............................     1,777      19,352
    Chemical Financial Corp..............................    22,571     673,970
    Chicopee Bancorp, Inc................................     3,096      53,963
    Chubb Corp. (The)....................................    83,032   7,182,268
    Cincinnati Financial Corp............................   110,047   5,392,303
   *CIT Group, Inc.......................................   138,786   6,954,566
    Citigroup, Inc....................................... 1,017,398  53,047,132
    Citizens Community Bancorp, Inc......................     1,650      12,458
    Citizens Holding Co..................................       772      13,703
   *Citizens, Inc........................................    39,312     280,688

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    City Holding Co.......................................  14,205 $  628,713
   #City National Corp....................................  50,968  3,543,805
    CKX Lands, Inc........................................     743     10,595
    Clifton Savings Bancorp, Inc..........................  17,642    219,643
    CME Group, Inc........................................  98,832  7,311,591
    CNA Financial Corp.................................... 132,635  4,709,869
    CNB Financial Corp....................................   8,185    146,348
    CNO Financial Group, Inc.............................. 184,317  2,632,047
    CoBiz Financial, Inc..................................  34,106    342,424
    Codorus Valley Bancorp, Inc...........................   1,599     28,974
   #Cohen & Steers, Inc...................................  15,317    526,445
   *Colonial Financial Services, Inc......................   1,300     18,506
   *Colony Bankcorp, Inc..................................   1,337      9,680
    Columbia Banking System, Inc..........................  41,687  1,041,341
    Comerica, Inc......................................... 126,852  5,396,284
    Commerce Bancshares, Inc..............................  85,810  3,915,510
    Commercial National Financial Corp....................     847     18,083
   #Community Bank System, Inc............................  37,402  1,254,463
   *Community Bankers Trust Corp..........................   5,562     21,469
    Community Trust Bancorp, Inc..........................  13,664    544,510
   *Community West Bancshares.............................   1,844     10,391
   #Consolidated-Tomoka Land Co...........................   4,572    177,622
   *Consumer Portfolio Services, Inc......................  11,333     73,665
    Corrections Corp. of America..........................  88,642  2,929,618
   *Cowen Group, Inc. Class A............................. 101,112    326,592
    Crawford & Co. Class A................................  18,114    119,371
    Crawford & Co. Class B................................  18,031    141,724
   *Credit Acceptance Corp................................  17,727  1,994,110
   #Cullen/Frost Bankers, Inc.............................  56,448  4,066,514
    CVB Financial Corp....................................  95,568  1,250,985
  #*DFC Global Corp.......................................  36,564    566,376
   #Diamond Hill Investment Group, Inc....................   1,077    111,502
    Dime Community Bancshares, Inc........................  31,491    552,667
    Discover Financial Services........................... 146,679  7,262,077
    Donegal Group, Inc. Class A...........................  18,239    250,786
    Donegal Group, Inc. Class B...........................   2,147     50,884
  #*Doral Financial Corp..................................     199      4,780
   *E*TRADE Financial Corp................................ 270,069  4,024,028
    Eagle Bancorp Montana, Inc............................     566      6,486
    East West Bancorp, Inc................................ 127,415  3,928,204
    Eastern Insurance Holdings, Inc.......................   4,882     95,345
   *Eastern Virginia Bankshares, Inc......................     851      5,063
   #Eaton Vance Corp......................................  50,591  2,047,418
   *eHealth, Inc..........................................  14,039    431,559
    EMC Insurance Group, Inc..............................   9,745    282,605
    Employers Holdings, Inc...............................  28,949    761,069
  #*Encore Capital Group, Inc.............................  23,928    929,842
    Endurance Specialty Holdings, Ltd.....................  40,020  2,106,253
   *Enstar Group, Ltd.....................................  12,595  1,809,650
   #Enterprise Bancorp, Inc...............................   3,680     74,005
    Enterprise Financial Services Corp....................  13,614    252,267
    Erie Indemnity Co. Class A............................  33,807  2,717,069
   #ESB Financial Corp....................................   8,890    116,548

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    ESSA Bancorp, Inc.....................................   8,794 $    99,812
    Evans Bancorp, Inc....................................   1,219      23,783
    Evercore Partners, Inc. Class A.......................  23,436   1,111,335
    Everest Re Group, Ltd.................................  39,678   5,298,203
   *Ezcorp, Inc. Class A..................................  46,143     834,265
   *Farmers Capital Bank Corp.............................   1,933      47,204
    FBL Financial Group, Inc. Class A.....................  22,739   1,005,746
    Federal Agricultural Mortgage Corp. Class A...........     773      22,405
    Federal Agricultural Mortgage Corp. Class C...........   7,557     234,947
   #Federated Investors, Inc. Class B.....................  76,361   2,216,760
    Federated National Holding Co.........................   4,543      46,293
    Fidelity National Financial, Inc. Class A............. 167,401   4,097,976
    Fidelity Southern Corp................................   6,317      97,534
    Fifth Third Bancorp................................... 549,871  10,574,019
    Financial Engines, Inc................................   8,312     396,815
    Financial Institutions, Inc...........................  11,282     227,107
   *First Acceptance Corp.................................   9,100      16,744
    First American Financial Corp.........................  98,598   2,241,133
  #*First BanCorp.........................................  10,937      82,356
   #First Bancorp.........................................  13,598     215,256
    First Bancorp of Indiana, Inc.........................      96       1,363
   #First Bancorp, Inc....................................   5,920     105,968
   *First Bancshares, Inc. (318687100)....................     200       1,554
    First Bancshares, Inc. (318916103)....................     237       2,963
    First Busey Corp......................................  76,053     379,504
   #First Business Financial Services, Inc................   1,081      35,597
   *First Cash Financial Services, Inc....................  21,619   1,154,455
    First Citizens BancShares, Inc. Class A...............   5,907   1,237,517
    First Commonwealth Financial Corp.....................  90,598     680,391
    First Community Bancshares, Inc.......................  13,413     214,071
    First Defiance Financial Corp.........................   7,499     197,974
  #*First Federal Bancshares of Arkansas, Inc.............   2,243      22,094
  #*First Federal of Northern Michigan Bancorp, Inc.......     200         874
   #First Financial Bancorp...............................  53,752     865,945
   #First Financial Bankshares, Inc.......................  21,031   1,296,561
    First Financial Corp..................................  11,004     364,893
    First Financial Holdings, Inc.........................  18,294   1,014,223
   #First Financial Northwest, Inc........................  12,837     136,842
   *First Financial Service Corp..........................     917       3,292
   #First Horizon National Corp........................... 227,179   2,801,117
    First Interstate Bancsystem, Inc......................  17,233     406,182
   #First M&F Corp........................................   3,188      56,523
  #*First Marblehead Corp. (The)..........................  58,899     100,128
    First Merchants Corp..................................  26,668     499,225
    First Midwest Bancorp, Inc............................  67,622   1,032,588
    First Niagara Financial Group, Inc.................... 333,247   3,562,410
   *First Place Financial Corp............................   9,209          29
    First Republic Bank...................................  90,403   3,904,506
   *First South Bancorp, Inc..............................   4,572      30,038
   *First United Corp.....................................   1,938      14,574
    First West Virginia Bancorp...........................     266       4,495
    Firstbank Corp........................................   1,646      26,468
    FirstMerit Corp....................................... 155,241   3,480,503

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
  #*Flagstar Bancorp, Inc.................................  39,766 $   652,162
    Flushing Financial Corp...............................  27,041     512,697
    FNB Corp.............................................. 132,144   1,670,300
   *Forest City Enterprises, Inc. Class A................. 165,273   2,895,583
   *Forest City Enterprises, Inc. Class B.................   4,615      80,970
   *Forestar Group, Inc...................................  31,960     690,656
    Fox Chase Bancorp, Inc................................  11,006     192,825
    Franklin Resources, Inc............................... 114,657   5,604,434
    Fulton Financial Corp................................. 181,124   2,280,351
   #FXCM, Inc. Class A....................................  12,306     203,049
    GAINSCO, Inc..........................................     513       4,040
    GAMCO Investors, Inc. Class A.........................   4,450     251,025
   *Genworth Financial, Inc. Class A...................... 424,610   5,515,684
    Geo Group, Inc. (The).................................  53,458   1,856,062
   #German American Bancorp, Inc..........................   9,689     268,095
    GFI Group, Inc........................................ 111,488     445,952
   #Glacier Bancorp, Inc..................................  65,199   1,586,944
   *Gleacher & Co., Inc...................................     650       8,795
   *Global Indemnity P.L.C................................  13,609     353,562
    Goldman Sachs Group, Inc. (The)....................... 144,261  23,663,132
    Great Southern Bancorp, Inc...........................  11,010     321,492
  #*Green Dot Corp. Class A...............................  23,554     548,337
   #Greenhill & Co., Inc..................................  18,390     925,753
  #*Greenlight Capital Re, Ltd. Class A...................  28,191     745,370
    Guaranty Bancorp......................................   1,480      18,559
   *Guaranty Federal Bancshares, Inc......................     909      11,608
   *Hallmark Financial Services, Inc......................  13,444     131,348
   #Hampden Bancorp, Inc..................................     818      12,753
    Hancock Holding Co....................................  73,856   2,419,523
   *Hanmi Financial Corp..................................  29,285     497,845
    Hanover Insurance Group, Inc. (The)...................  41,196   2,217,581
    Harleysville Savings Financial Corp...................   1,916      36,596
  #*Harris & Harris Group, Inc............................  21,080      65,770
    Hartford Financial Services Group, Inc................ 318,079   9,815,918
   #Hawthorn Bancshares, Inc..............................   1,228      16,102
    HCC Insurance Holdings, Inc...........................  94,499   4,208,040
   #HCI Group, Inc........................................   8,144     297,256
    Heartland Financial USA, Inc..........................  13,926     389,928
   *Heritage Commerce Corp................................  18,624     136,886
    Heritage Financial Corp...............................  12,619     200,516
    Heritage Financial Group, Inc.........................   4,012      76,790
    HF Financial Corp.....................................   1,948      26,162
    HFF, Inc. Class A.....................................  24,226     508,746
   *Hilltop Holdings, Inc.................................  65,610   1,117,338
   #Hingham Institution for Savings.......................     458      32,916
   *HMN Financial, Inc....................................     989       7,239
   *Home Bancorp, Inc.....................................   4,739      86,487
    Home BancShares, Inc..................................  48,740   1,331,577
    Home Federal Bancorp, Inc.............................  11,618     162,884
    HopFed Bancorp, Inc...................................   1,211      13,454
    Horace Mann Educators Corp............................  32,617     924,366
    Horizon Bancorp.......................................   1,500      35,955
   *Howard Hughes Corp. (The).............................  37,162   4,058,462

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Hudson City Bancorp, Inc.............................   416,419 $ 3,980,966
   #Hudson Valley Holding Corp...........................    12,778     264,760
    Huntington Bancshares, Inc...........................   565,790   4,837,505
    Iberiabank Corp......................................    26,630   1,565,844
   *ICG Group, Inc.......................................    35,454     430,057
    Independence Holding Co..............................     8,496     119,199
   *Independent Bank Corp. (453838609)...................     3,800      29,640
   #Independent Bank Corp. (453836108)...................    18,783     699,479
    Infinity Property & Casualty Corp....................     7,832     509,158
    Interactive Brokers Group, Inc. Class A..............    44,321     718,000
   *IntercontinentalExchange, Inc........................    30,694   5,600,120
   *InterGroup Corp. (The)...............................       200       4,174
    International Bancshares Corp........................    60,451   1,463,519
  #*Intervest Bancshares Corp. Class A...................    15,492     114,641
  #*INTL. FCStone, Inc...................................    13,891     257,122
    Invesco, Ltd.........................................   311,974  10,042,443
   *Investment Technology Group, Inc.....................    26,174     371,933
    Investors Bancorp, Inc...............................    95,047   2,110,043
   *Investors Capital Holdings, Ltd......................     1,399       6,673
   #Investors Title Co...................................     1,022      76,211
    Janus Capital Group, Inc.............................   172,452   1,615,875
  #*Jefferson Bancshares, Inc............................     1,271       7,359
    JMP Group, Inc.......................................    15,902     112,904
    Jones Lang LaSalle, Inc..............................    41,433   3,771,646
    JPMorgan Chase & Co.................................. 1,277,624  71,201,986
   *KCG Holdings, Inc. Class A...........................     7,392      68,154
   *Kearny Financial Corp................................    44,060     456,462
    Kemper Corp..........................................    54,025   1,888,174
    Kennedy-Wilson Holdings, Inc.........................    66,389   1,135,252
    Kentucky First Federal Bancorp.......................       936       8,040
    KeyCorp..............................................   635,651   7,812,151
    Lake Shore Bancorp, Inc..............................       125       1,465
    Lakeland Bancorp, Inc................................    26,016     292,420
    Lakeland Financial Corp..............................    13,606     429,269
    Landmark Bancorp Inc/Manhattan.......................     1,140      23,359
    Lazard, Ltd. Class A.................................    37,765   1,373,135
   #Legg Mason, Inc......................................   117,930   4,055,613
    Leucadia National Corp...............................   284,343   7,628,923
    Life Partners Holdings, Inc..........................     7,528      19,723
    Lincoln National Corp................................   185,250   7,719,368
    LNB Bancorp, Inc.....................................     6,277      56,995
    Loews Corp...........................................    94,386   4,299,282
   *Louisiana Bancorp Inc/Metaire........................     2,100      38,262
    LPL Financial Holdings, Inc..........................    77,640   2,954,978
   #LSB Financial Corp...................................       259       6,397
   #M&T Bank Corp........................................    90,532  10,579,570
  #*Macatawa Bank Corp...................................    19,394     100,655
   *Magyar Bancorp, Inc..................................       211       1,264
    Maiden Holdings, Ltd.................................    67,774     824,132
    MainSource Financial Group, Inc......................    15,803     228,511
   *Malvern Bancorp, Inc.................................       134       1,607
    Manning & Napier, Inc................................     2,618      46,993
   *Markel Corp..........................................    10,738   5,691,140

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    MarketAxess Holdings, Inc.............................  24,306 $ 1,256,620
    Marlin Business Services Corp.........................   9,968     228,068
    Marsh & McLennan Cos., Inc............................ 123,792   5,183,171
   *Maui Land & Pineapple Co., Inc........................   2,542      10,740
    Mayflower Bancorp, Inc................................     100       1,968
    MB Financial, Inc.....................................  51,274   1,475,666
   *MBIA, Inc............................................. 181,666   2,452,491
   *MBT Financial Corp....................................   3,911      15,488
    MCG Capital Corp......................................  58,376     320,484
    McGraw-Hill Cos., Inc. (The)..........................  53,115   3,285,694
    Meadowbrook Insurance Group, Inc......................  35,445     269,028
    Medallion Financial Corp..............................  20,615     311,080
    Mercantile Bank Corp..................................   6,156     122,935
    Merchants Bancshares, Inc.............................   4,638     143,964
    Mercury General Corp..................................  50,967   2,252,741
   *Meridian Interstate Bancorp, Inc......................  15,377     314,613
    Meta Financial Group, Inc.............................   1,310      38,540
    MetLife, Inc.......................................... 297,422  14,401,173
   *Metro Bancorp, Inc....................................  10,574     231,148
    MetroCorp Bancshares, Inc.............................   4,229      45,250
   *MGIC Investment Corp.................................. 152,142   1,162,365
    MicroFinancial, Inc...................................   7,011      56,929
    Mid Penn Bancorp, Inc.................................     497       5,703
   #MidSouth Bancorp, Inc.................................   5,731      93,415
    MidWestOne Financial Group, Inc.......................   3,102      80,931
    Montpelier Re Holdings, Ltd...........................  46,585   1,258,261
    Moody's Corp..........................................  65,054   4,408,710
    Morgan Stanley........................................ 476,824  12,974,381
    MSB Financial Corp....................................     339       2,551
  #*MSCI, Inc.............................................  75,951   2,662,083
    MutualFirst Financial, Inc............................   2,798      41,438
    NASDAQ OMX Group, Inc. (The).......................... 136,287   4,415,699
    National Interstate Corp..............................  14,597     397,768
    National Penn Bancshares, Inc......................... 132,602   1,430,776
    National Security Group, Inc..........................     312       2,228
    National Western Life Insurance Co. Class A...........   1,427     305,307
    Naugatuck Valley Financial Corp.......................     610       4,801
   *Navigators Group, Inc. (The)..........................  11,699     678,074
   #NBT Bancorp, Inc......................................  38,188     861,903
    Nelnet, Inc. Class A..................................  31,837   1,237,823
   *New Century Bancorp, Inc..............................     300       1,956
    New Hampshire Thrift Bancshares, Inc..................   3,306      46,185
   #New York Community Bancorp, Inc....................... 295,616   4,484,495
   *NewBridge Bancorp.....................................   8,957      73,358
   *Newport Bancorp, Inc..................................   1,429      24,907
  #*NewStar Financial, Inc................................  38,956     599,922
    Nicholas Financial, Inc...............................   4,022      62,623
   *North Valley Bancorp..................................     252       4,385
    Northeast Bancorp.....................................      59         595
    Northeast Community Bancorp, Inc......................   3,456      22,671
    Northern Trust Corp................................... 167,810   9,823,597
    Northfield Bancorp, Inc...............................  51,877     607,998
    Northrim BanCorp, Inc.................................   3,902      99,579

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Northwest Bancshares, Inc.............................  87,721 $ 1,212,304
    Norwood Financial Corp................................     991      28,848
    NYSE Euronext......................................... 152,034   6,409,753
   #Ocean Shore Holding Co................................   3,964      59,460
    OceanFirst Financial Corp.............................  14,895     254,407
   *Ocwen Financial Corp.................................. 106,268   5,060,482
    OFG Bancorp...........................................  42,592     786,674
    Ohio Valley Banc Corp.................................   1,110      24,653
   #Old Line Bancshares, Inc..............................     600       7,848
   #Old National Bancorp..................................  94,865   1,367,005
    Old Republic International Corp....................... 242,256   3,500,599
  #*Old Second Bancorp, Inc...............................   4,388      26,679
   *OmniAmerican Bancorp, Inc.............................   9,890     233,800
    OneBeacon Insurance Group, Ltd. Class A...............  20,956     303,862
    Oppenheimer Holdings, Inc. Class A....................   8,464     162,170
    Oritani Financial Corp................................  40,940     665,684
    Pacific Continental Corp..............................  13,590     167,565
   *Pacific Mercantile Bancorp............................   7,453      46,209
   *Pacific Premier Bancorp, Inc..........................   2,700      35,181
    PacWest Bancorp.......................................  36,840   1,304,873
   #Park National Corp....................................  12,868   1,015,285
   *Park Sterling Corp....................................  20,322     136,157
    PartnerRe, Ltd........................................  38,407   3,438,963
   *Patriot National Bancorp, Inc.........................     500         715
    Peapack Gladstone Financial Corp......................   5,258     102,846
    Penns Woods Bancorp, Inc..............................   3,034     139,382
   #People's United Financial, Inc........................ 301,994   4,529,910
    Peoples Bancorp of North Carolina, Inc................   2,042      28,241
    Peoples Bancorp, Inc..................................   8,479     190,693
    Peoples Bancorp/Auburn................................     470      10,223
   *PHH Corp..............................................  46,987   1,064,725
   *Phoenix Cos., Inc. (The)..............................   4,663     198,970
   *PICO Holdings, Inc....................................  19,699     431,211
   *Pinnacle Financial Partners, Inc......................  31,645     901,250
   *Piper Jaffray Cos.....................................  12,428     416,959
    Platinum Underwriters Holdings, Ltd...................  29,146   1,693,091
    PNC Financial Services Group, Inc. (The).............. 168,640  12,825,072
   *Popular, Inc..........................................  95,924   3,155,900
   *Porter Bancorp, Inc...................................   3,389       5,795
   *Portfolio Recovery Associates, Inc....................  13,469   2,011,056
   *Preferred Bank........................................   1,261      21,424
    Premier Financial Bancorp, Inc........................   2,911      36,096
    Primerica, Inc........................................  52,962   2,173,560
  #*Primus Guaranty, Ltd..................................  16,378     165,418
    Principal Financial Group, Inc........................ 202,409   8,776,454
    PrivateBancorp, Inc...................................  68,901   1,625,375
    ProAssurance Corp.....................................  58,150   3,112,770
    Progressive Corp. (The)............................... 140,603   3,657,084
   #Prosperity Bancshares, Inc............................  54,845   3,236,952
    Protective Life Corp..................................  73,805   3,197,971
    Provident Financial Holdings, Inc.....................   6,264     109,620
    Provident Financial Services, Inc.....................  49,741     884,892
    Provident New York Bancorp............................  29,856     323,938

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
  #*Prudential Bancorp, Inc. of Pennsylvania..............   3,011 $    29,417
    Prudential Financial, Inc............................. 147,537  11,650,997
  #*PSB Holdings, Inc.....................................   1,100       6,826
   #Pulaski Financial Corp................................   7,180      71,872
    Pzena Investment Management, Inc. Class A.............   2,370      16,874
    QC Holdings, Inc......................................   8,157      21,942
    QCR Holdings, Inc.....................................   1,185      18,545
    Radian Group, Inc..................................... 100,718   1,415,088
    Raymond James Financial, Inc..........................  95,386   4,203,661
    Regions Financial Corp................................ 986,617   9,876,036
    Reinsurance Group of America, Inc.....................  65,933   4,489,378
    RenaissanceRe Holdings, Ltd...........................  41,829   3,637,868
    Renasant Corp.........................................  22,232     609,157
   #Republic Bancorp, Inc. Class A........................  14,893     389,750
   *Republic First Bancorp, Inc...........................  14,828      49,822
    Resource America, Inc. Class A........................  13,106     108,780
   *Riverview Bancorp, Inc................................   9,533      24,786
   #RLI Corp..............................................  19,793   1,633,714
    Rockville Financial, Inc..............................  24,674     323,229
   #Roma Financial Corp...................................  16,685     318,684
   *Royal Bancshares of Pennsylvania, Inc. Class A........   2,453       4,464
    Ryman Hospitality Properties..........................  38,400   1,430,400
    S&T Bancorp, Inc......................................  27,407     670,923
   *Safeguard Scientifics, Inc............................  18,116     270,834
    Safety Insurance Group, Inc...........................  14,444     776,654
    Salisbury Bancorp, Inc................................     543      16,263
    Sandy Spring Bancorp, Inc.............................  20,576     502,877
   #SB Financial Group, Inc...............................   1,124       8,880
   *Seacoast Banking Corp. of Florida.....................  23,076      54,459
   *Security National Financial Corp. Class A.............     857       5,176
    SEI Investments Co.................................... 124,430   3,933,232
    Selective Insurance Group, Inc........................  50,873   1,243,845
   *Shore Bancshares, Inc.................................   3,114      24,663
    SI Financial Group, Inc...............................   5,540      62,713
   *Siebert Financial Corp................................   3,562       5,628
    Sierra Bancorp........................................   9,727     153,492
   *Signature Bank........................................  43,030   3,939,397
    Simmons First National Corp. Class A..................  14,165     387,413
    Simplicity Bancorp, Inc...............................   6,143      90,978
    SLM Corp.............................................. 299,828   7,408,750
   *South Street Financial Corp...........................     300       1,710
   *Southcoast Financial Corp.............................   2,667      14,748
   oSouthern Community Financial..........................   5,725       1,260
   *Southern First Bancshares, Inc........................   1,052      13,907
   #Southern Missouri Bancorp, Inc........................     557      14,900
   #Southern National Bancorp of Virginia, Inc............     302       2,993
   #Southside Bancshares, Inc.............................  16,079     401,814
   *Southwest Bancorp, Inc................................  15,250     228,140
    Southwest Georgia Financial Corp......................     863       8,820
  #*St Joe Co. (The)......................................  66,355   1,504,931
    StanCorp Financial Group, Inc.........................  40,400   2,144,836
    State Auto Financial Corp.............................  29,959     608,168
    State Street Corp..................................... 143,647  10,007,887

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    StellarOne Corp.......................................  17,696 $   374,801
    Sterling Bancorp......................................  25,653     347,598
    Stewart Information Services Corp.....................  18,278     565,339
   *Stifel Financial Corp.................................  59,485   2,239,610
   *Stratus Properties, Inc...............................   2,912      37,419
   *Suffolk Bancorp.......................................  10,504     190,648
    Summit State Bank.....................................   1,967      19,827
  #*Sun Bancorp, Inc......................................  26,691      88,614
    SunTrust Banks, Inc................................... 310,288  10,794,920
    Susquehanna Bancshares, Inc........................... 169,533   2,254,789
   *Sussex Bancorp........................................     448       3,011
   *SVB Financial Group...................................  42,355   3,694,203
   *SWS Group, Inc........................................  12,800      76,288
    SY Bancorp, Inc.......................................  11,300     312,219
    Symetra Financial Corp................................ 102,719   1,846,888
    Synovus Financial Corp................................ 742,765   2,473,407
    T Rowe Price Group, Inc...............................  54,049   4,066,647
   *Taylor Capital Group, Inc.............................  23,708     531,770
   #TCF Financial Corp.................................... 149,426   2,277,252
   #TD Ameritrade Holding Corp............................ 165,550   4,474,817
    Teche Holding Co......................................     824      37,599
   *Tejon Ranch Co........................................  13,988     472,655
    Territorial Bancorp, Inc..............................   9,185     208,867
   #Teton Advisors, Inc. Class A..........................      29         755
   *Texas Capital Bancshares, Inc.........................  27,684   1,259,345
    TF Financial Corp.....................................   1,494      40,547
   *TFS Financial Corp.................................... 194,884   2,274,296
   #Thomas Properties Group, Inc..........................  39,595     224,108
    Timberland Bancorp, Inc...............................   1,600      13,984
    Tompkins Financial Corp...............................  11,822     533,527
    Torchmark Corp........................................  63,221   4,493,749
    Tower Financial Corp..................................     578       8,306
    Tower Group International, Ltd........................  41,762     913,335
   #TowneBank.............................................  25,090     400,687
    Travelers Cos., Inc. (The)............................ 121,067  10,115,148
    Tree.com, Inc.........................................   7,106     134,232
    Trico Bancshares......................................  12,786     276,945
   #TrustCo Bank Corp.....................................  90,261     536,150
    Trustmark Corp........................................  61,003   1,645,251
    U.S. Bancorp.......................................... 599,266  22,364,607
   #UMB Financial Corp....................................  37,839   2,262,772
    Umpqua Holdings Corp.................................. 104,787   1,764,613
    Unico American Corp...................................     100       1,143
    Union Bankshares Inc/Morrisville......................     863      18,019
    Union First Market Bankshares Corp....................  19,891     439,591
    United Bancshares, Inc................................   1,036      13,468
   #United Bankshares, Inc................................  43,758   1,239,227
    United Community Bancorp..............................      99       1,014
   *United Community Banks, Inc...........................  39,433     537,472
  #*United Community Financial Corp.......................   6,898      31,868
    United Financial Bancorp, Inc.........................  14,547     227,079
    United Fire Group, Inc................................  21,736     565,353
   *United Security Bancshares............................   4,449      18,997

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    Unity Bancorp, Inc................................     3,873 $       30,403
    Universal Insurance Holdings, Inc.................    36,206        284,579
    Univest Corp. of Pennsylvania.....................    13,428        272,454
    Unum Group........................................   182,451      5,772,750
    Validus Holdings, Ltd.............................    99,441      3,523,195
   #Valley National Bancorp...........................   174,413      1,805,175
   *Vantagesouth Bancshares, Inc......................     3,241         16,367
   #ViewPoint Financial Group, Inc....................    35,111        757,344
   *Virginia Commerce Bancorp, Inc....................    24,016        360,960
   *Virtus Investment Partners, Inc...................     2,925        545,513
   #VSB Bancorp, Inc..................................       169          1,768
    Waddell & Reed Financial, Inc. Class A............    54,407      2,778,021
  #*Walker & Dunlop, Inc..............................     9,634        177,651
    Washington Banking Co.............................    12,496        181,817
    Washington Federal, Inc...........................    94,561      2,056,702
    Washington Trust Bancorp, Inc.....................    14,185        458,743
  #*Waterstone Financial, Inc.........................    11,972        130,255
   #Wayne Savings Bancshares, Inc.....................       955         10,161
    Webster Financial Corp............................    84,448      2,300,364
    Wells Fargo & Co.................................. 1,658,422     72,141,357
    WesBanco, Inc.....................................    25,679        756,247
    West BanCorp., Inc................................    12,598        172,341
   #Westamerica BanCorp...............................    23,834      1,143,794
   *Western Alliance Bancorp..........................    79,374      1,407,301
    Westfield Financial, Inc..........................    20,512        142,764
    Westwood Holdings Group, Inc......................     4,374        217,563
    Willis Group Holdings P.L.C.......................    50,083      2,143,552
    Wilshire Bancorp, Inc.............................    65,384        574,725
   #Wintrust Financial Corp...........................    34,614      1,416,059
  #*World Acceptance Corp.............................     9,067        755,100
    WR Berkley Corp...................................    88,288      3,740,763
    WSFS Financial Corp...............................     1,551         92,331
    WVS Financial Corp................................       803          8,825
    XL Group P.L.C....................................   198,450      6,221,408
   *Yadkin Financial Corp.............................     2,192         34,173
    Zions BanCorp.....................................   164,286      4,869,437
   *ZipRealty, Inc....................................    11,687         38,801
                                                                 --------------
Total Financials......................................            1,212,528,339
                                                                 --------------
Health Care -- (10.5%)
   #Abaxis, Inc.......................................     7,459        314,024
    Abbott Laboratories...............................   355,257     13,013,064
    AbbVie, Inc.......................................   356,433     16,210,573
   *ABIOMED, Inc......................................     3,762         94,351
  #*Acadia Healthcare Co., Inc........................     1,667         61,462
  #*Accuray, Inc......................................    47,447        294,646
   *Acorda Therapeutics, Inc..........................    29,045      1,102,839
   *Actavis, Inc......................................    72,376      9,717,925
  #*Adcare Health Systems, Inc........................     2,984         13,428
   *Addus HomeCare Corp...............................     9,732        191,136
    Aetna, Inc........................................   134,335      8,620,277
  #*Affymax, Inc......................................    23,828         41,222
   *Affymetrix, Inc...................................    57,066        216,851

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
    Agilent Technologies, Inc.............................  69,214 $ 3,095,942
   #Air Methods Corp......................................  28,000     940,520
  #*Akorn, Inc............................................   9,885     140,268
  #*Albany Molecular Research, Inc........................  23,579     299,689
   *Alere, Inc............................................  71,740   2,396,116
   *Alexion Pharmaceuticals, Inc..........................  39,749   4,620,026
   *Align Technology, Inc.................................  53,254   2,292,052
   *Alkermes P.L.C........................................ 101,660   3,413,743
    Allergan, Inc.........................................  64,327   5,861,476
  #*Alliance HealthCare Services, Inc.....................   5,221     101,809
   *Allied Healthcare Products............................   1,583       3,910
   *Allscripts Healthcare Solutions, Inc.................. 166,856   2,637,993
   #Almost Family, Inc....................................   7,302     139,687
   *Alnylam Pharmaceuticals, Inc..........................  24,316   1,122,670
  #*Alphatec Holdings, Inc................................  40,201      92,462
   *AMAG Pharmaceuticals, Inc.............................  14,082     316,845
  #*Amedisys, Inc.........................................  25,131     314,389
   *American Shared Hospital Services.....................     797       2,343
    AmerisourceBergen Corp................................  68,769   4,007,170
    Amgen, Inc............................................ 198,736  21,521,121
   *AMN Healthcare Services, Inc..........................  34,573     510,989
   *Amsurg Corp...........................................  29,573   1,156,600
    Analogic Corp.........................................  11,115     793,500
  #*AngioDynamics, Inc....................................  21,505     256,985
   *Anika Therapeutics, Inc...............................  12,532     252,019
  #*Ariad Pharmaceuticals, Inc............................  65,500   1,216,990
  #*Arqule, Inc...........................................  11,499      30,702
   *Arrhythmia Research Technology, Inc...................   1,150       2,743
   *ArthroCare Corp.......................................  19,338     701,196
   *Astex Pharmaceuticals.................................  88,534     463,033
  #*athenahealth, Inc.....................................  12,686   1,420,198
   *AtriCure, Inc.........................................   2,500      24,150
    Atrion Corp...........................................   1,243     299,749
  #*Authentidate Holding Corp.............................     326         288
  #*AVEO Pharmaceuticals, Inc.............................   1,372       3,293
  #*Baxano Surgical, Inc..................................  17,578      34,980
    Baxter International, Inc............................. 126,793   9,260,961
    Becton Dickinson and Co...............................  39,075   4,052,859
   *Bio-Rad Laboratories, Inc. Class A....................  22,357   2,727,330
  #*Bio-Rad Laboratories, Inc. Class B....................   1,562     184,542
  #*Bio-Reference Labs, Inc...............................  19,000     508,250
   *Bioanalytical Systems, Inc............................     400         588
   *Biogen Idec, Inc......................................  52,870  11,532,533
   *BioMarin Pharmaceutical, Inc..........................  69,676   4,504,553
   *BioScrip, Inc.........................................  49,252     800,345
   *Biospecifics Technologies Corp........................     900      14,841
    Biota Pharmaceuticals, Inc............................   1,866       7,557
    BioTelemetry, Inc.....................................  20,541     155,290
   *Boston Scientific Corp................................ 940,411  10,269,288
   *Bovie Medical Corp....................................   7,222      21,666
    Bristol-Myers Squibb Co............................... 368,942  15,953,052
  #*Brookdale Senior Living, Inc..........................  94,587   2,754,373
   *Bruker Corp........................................... 125,135   2,242,419

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Cambrex Corp..........................................  24,967 $   365,767
    Cantel Medical Corp...................................  30,042     797,315
   *Capital Senior Living Corp............................  21,903     504,645
  #*Cardica, Inc..........................................   1,700       2,006
    Cardinal Health, Inc..................................  91,267   4,571,564
   *CareFusion Corp....................................... 149,984   5,784,883
   *CAS Medical Systems, Inc..............................   2,100       3,003
   *Catamaran Corp........................................  39,926   2,108,093
   *Celgene Corp..........................................  96,343  14,148,933
  #*Celldex Therapeutics, Inc.............................  36,352     744,489
  #*Celsion Corp..........................................   3,000       3,630
   *Centene Corp..........................................  35,078   1,945,777
  #*Cepheid, Inc..........................................  23,948     835,067
   *Cerner Corp...........................................  81,908   4,013,492
   *Charles River Laboratories International, Inc.........  37,269   1,697,230
   #Chemed Corp...........................................  13,600     960,024
   *Chindex International, Inc............................   8,632     147,780
    Cigna Corp............................................ 155,296  12,086,688
  #*Codexis, Inc..........................................   5,607      13,737
   *Columbia Laboratories, Inc............................   3,090       2,071
    Community Health Systems, Inc.........................  88,721   4,086,489
   #Computer Programs & Systems, Inc......................   4,266     237,787
    CONMED Corp...........................................  22,248     729,734
    Cooper Cos., Inc. (The)...............................  37,885   4,824,655
   *Cornerstone Therapeutics, Inc.........................   1,213      10,820
   *Corvel Corp...........................................  14,276     483,814
  #*Covance, Inc..........................................  41,700   3,440,250
    Covidien P.L.C........................................  94,559   5,827,671
    CR Bard, Inc..........................................  19,941   2,285,239
   *Cross Country Healthcare, Inc.........................  21,523     121,390
    CryoLife, Inc.........................................  22,497     159,279
  #*Cubist Pharmaceuticals, Inc...........................  43,014   2,681,063
  #*Cumberland Pharmaceuticals, Inc.......................  14,360      80,416
  #*Cutera, Inc...........................................  12,003     114,629
   *Cyberonics, Inc.......................................  12,374     643,324
   *Cynosure, Inc. Class A................................  18,444     525,299
   *Cytokinetics, Inc.....................................   2,471      30,735
   *DaVita HealthCare Partners, Inc.......................  36,942   4,300,418
    Daxor Corp............................................   2,013      14,494
    DENTSPLY International, Inc...........................  58,941   2,527,390
  #*Depomed, Inc..........................................  20,484     133,556
   *Digirad Corp..........................................   9,575      23,554
  #*Durect Corp...........................................  18,393      23,175
   *Dyax Corp.............................................  24,678      99,452
   *Dynacq Healthcare, Inc................................   2,500         100
  #*Edwards Lifesciences Corp.............................  31,200   2,227,056
    Eli Lilly & Co........................................ 220,498  11,710,649
   *Emergent Biosolutions, Inc............................  30,765     544,233
   *Emeritus Corp.........................................  26,182     607,161
   *Endo Health Solutions, Inc............................  89,837   3,455,131
  #*Endocyte, Inc.........................................  14,477     260,152
    Ensign Group, Inc. (The)..............................  16,956     648,397
  #*EnteroMedics, Inc.....................................     100         112

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Enzo Biochem, Inc.....................................  23,675 $    51,611
   #Enzon Pharmaceuticals, Inc............................  38,733      77,466
  #*Exact Sciences Corp...................................   1,550      21,266
   *Exactech, Inc.........................................  10,303     222,442
  #*ExamWorks Group, Inc..................................  13,795     334,943
   *Express Scripts Holding Co............................ 261,706  17,154,828
   *Five Star Quality Care, Inc...........................  39,202     232,076
   *Forest Laboratories, Inc.............................. 187,180   8,153,561
   *Furiex Pharmaceuticals, Inc...........................   6,522     286,903
  #*Genomic Health, Inc...................................   1,494      53,246
   *Gentiva Health Services, Inc..........................  27,565     296,048
   *Geron Corp............................................  21,919      28,714
  #*Gilead Sciences, Inc.................................. 357,286  21,955,225
   *Greatbatch, Inc.......................................  19,695     744,471
  #*GTx, Inc..............................................   8,205      39,302
   *Haemonetics Corp......................................  36,601   1,545,294
   *Hanger, Inc...........................................  31,289   1,155,190
  #*Harvard Bioscience, Inc...............................  23,014     123,125
    HCA Holdings, Inc.....................................  60,952   2,377,128
   *Health Management Associates, Inc. Class A............ 216,226   2,914,726
   *Health Net, Inc.......................................  74,327   2,279,609
   *HealthSouth Corp......................................  49,567   1,613,901
  #*HealthStream, Inc.....................................  10,500     330,750
   *Healthways, Inc.......................................  31,474     540,094
  #*Henry Schein, Inc.....................................  36,071   3,745,252
   #Hi-Tech Pharmacal Co., Inc............................  11,869     426,572
    Hill-Rom Holdings, Inc................................  43,835   1,624,963
  #*HMS Holdings Corp.....................................  55,059   1,331,877
   *Hologic, Inc.......................................... 171,180   3,885,786
  #*Horizon Pharma, Inc...................................  25,543      64,368
  #*Hospira, Inc.......................................... 112,018   4,559,133
    Humana, Inc........................................... 110,544  10,088,245
   *ICU Medical, Inc......................................   9,985     715,825
  #*Idera Pharmaceuticals, Inc............................  12,837      16,945
  #*IDEXX Laboratories, Inc...............................  13,105   1,284,159
  #*Illumina, Inc.........................................  35,955   2,869,928
  #*Immunomedics, Inc.....................................  20,669     117,607
   *Impax Laboratories, Inc...............................  45,504     943,753
  #*Incyte Corp., Ltd..................................... 101,237   2,369,958
   *Infinity Pharmaceuticals, Inc.........................  11,703     247,870
  #*Integra LifeSciences Holdings Corp....................  19,444     765,899
   *Intuitive Surgical, Inc...............................   8,330   3,232,040
   #Invacare Corp.........................................  26,585     414,992
  #*IPC The Hospitalist Co., Inc..........................  12,454     627,308
   *Iridex Corp...........................................   2,696      16,715
  #*Isis Pharmaceuticals, Inc.............................  45,263   1,305,838
   *Jazz Pharmaceuticals P.L.C............................  43,574   3,290,273
    Johnson & Johnson..................................... 638,573  59,706,575
    Kewaunee Scientific Corp..............................   1,352      18,117
  #*Kindred Healthcare, Inc...............................  50,150     770,304
  #*Laboratory Corp. of America Holdings..................  38,061   3,682,021
    Landauer, Inc.........................................   3,782     186,339
   *Lannett Co., Inc......................................  20,329     282,370

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
  #*LCA-Vision, Inc.......................................   8,304 $    33,382
    LeMaitre Vascular, Inc................................   8,529      58,765
  #*LHC Group, Inc........................................  14,997     344,031
   *Life Technologies Corp................................ 108,312   8,080,075
   *LifePoint Hospitals, Inc..............................  42,949   2,111,373
  #*Luminex Corp..........................................  23,701     471,887
   *Magellan Health Services, Inc.........................  24,919   1,424,121
   *Mallinckrodt P.L.C....................................   9,565     438,938
   #Masimo Corp...........................................  41,571     968,189
  #*Mast Therapeutics, Inc................................   9,644       4,263
    Maxygen, Inc..........................................  18,827      47,067
    McKesson Corp.........................................  49,595   6,083,323
   *MedAssets, Inc........................................  55,488   1,207,974
  o*MedCath Corp..........................................  11,283      15,458
   *Medical Action Industries, Inc........................  18,216     167,405
   *Medicines Co. (The)...................................  41,101   1,270,021
  #*MediciNova, Inc.......................................   1,657       4,441
   *Medidata Solutions, Inc...............................   9,417     871,355
  #*Medivation, Inc.......................................  44,218   2,558,896
  #*MEDNAX, Inc...........................................  46,855   4,564,614
    Medtronic, Inc........................................ 202,326  11,176,488
    Merck & Co., Inc...................................... 801,185  38,593,081
   *Merge Healthcare, Inc.................................   1,058       4,793
   #Meridian Bioscience, Inc..............................   9,262     229,049
   *Merit Medical Systems, Inc............................  36,050     473,697
  #*Mettler-Toledo International, Inc.....................   8,800   1,941,280
   *Misonix, Inc..........................................   2,220      11,455
  #*Molina Healthcare, Inc................................  41,300   1,533,056
   *Momenta Pharmaceuticals, Inc..........................  46,247     798,223
   *MWI Veterinary Supply, Inc............................   7,765   1,103,950
   *Mylan, Inc............................................ 188,896   6,339,350
  #*Myriad Genetics, Inc..................................  58,906   1,747,741
   *Nanosphere, Inc.......................................  11,930      37,699
    National Healthcare Corp..............................  11,008     528,714
  #*National Research Corp. Class A.......................  11,661     209,665
   #National Research Corp. Class B.......................   1,943      75,971
   *Natus Medical, Inc....................................  28,211     360,819
   *Neogen Corp...........................................   7,718     435,913
   *Neurocrine Biosciences, Inc...........................   5,232      73,196
   *NuVasive, Inc.........................................  41,028     936,259
    Omnicare, Inc.........................................  95,436   5,038,066
   *Omnicell, Inc.........................................  32,017     675,559
   *OncoGenex Pharmaceutical, Inc.........................   1,100      10,747
   *Onyx Pharmaceuticals, Inc.............................  39,116   5,135,931
  #*Opko Health, Inc...................................... 106,473     793,224
  #*OraSure Technologies, Inc.............................  17,252      76,426
   *Orthofix International NV.............................  12,389     281,354
  #*Osiris Therapeutics, Inc..............................   7,871      90,123
   #Owens & Minor, Inc....................................  57,489   2,067,304
    Pain Therapeutics, Inc................................  19,386      46,914
  #*PAREXEL International Corp............................  42,347   2,094,059
    Patterson Cos., Inc...................................  74,293   3,037,841
   *PDI, Inc..............................................  10,224      47,542

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   #PDL BioPharma, Inc...................................    98,354 $   798,634
    PerkinElmer, Inc.....................................   101,655   3,465,419
  #*Pernix Therapeutics Holdings.........................     3,056      10,390
    Perrigo Co...........................................    26,311   3,272,825
    Pfizer, Inc.......................................... 1,811,211  52,941,698
   *PharMerica Corp......................................    25,165     368,416
  #*PhotoMedex, Inc......................................     5,223      83,150
  #*Pozen, Inc...........................................    24,054     138,310
  #*Progenics Pharmaceuticals, Inc.......................    32,363     193,854
   *ProPhase Labs, Inc...................................     3,827       5,932
   *Providence Service Corp. (The).......................    10,710     295,275
  #*pSivida Corp.........................................     6,147      23,174
    Psychemedics Corp....................................       400       4,816
   #Quality Systems, Inc.................................    26,764     612,093
    Quest Diagnostics, Inc...............................   114,806   6,694,338
   #Questcor Pharmaceuticals, Inc........................    23,945   1,600,005
  #*Quidel Corp..........................................    21,321     570,763
  #*RadNet, Inc..........................................    17,856      49,640
   *Regeneron Pharmaceuticals, Inc.......................    26,202   7,076,112
  #*Repligen Corp........................................    23,636     240,378
   #ResMed, Inc..........................................    42,135   2,007,733
  #*Retractable Technologies, Inc........................     2,700       4,374
   *Rigel Pharmaceuticals, Inc...........................    41,025     156,305
   *Rochester Medical Corp...............................     8,952     132,311
   *RTI Biologics, Inc...................................    47,690     186,945
   *Salix Pharmaceuticals, Ltd...........................    36,039   2,663,282
  #*Sangamo Biosciences, Inc.............................     9,721      94,780
   *Santarus, Inc........................................    24,599     598,248
   *Sciclone Pharmaceuticals, Inc........................    48,088     301,031
  #*Seattle Genetics, Inc................................    48,892   1,981,104
    Select Medical Holdings Corp.........................   109,962     986,359
   *Sirona Dental Systems, Inc...........................    41,004   2,894,882
   *Skilled Healthcare Group, Inc. Class A...............    15,845     103,309
  #*Solta Medical, Inc...................................    49,675     134,619
    Span-America Medical Systems, Inc....................     1,628      34,172
   *Spectranetics Corp...................................    16,764     302,087
   #Spectrum Pharmaceuticals, Inc........................    39,588     334,123
    St Jude Medical, Inc.................................    80,398   4,212,051
   *Staar Surgical Co....................................     7,839      82,388
  #*Stereotaxis, Inc.....................................     1,899       9,951
    STERIS Corp..........................................    41,662   1,875,623
   *Strategic Diagnostics, Inc...........................     6,364       6,237
    Stryker Corp.........................................    60,685   4,275,865
   *Sucampo Pharmaceuticals, Inc. Class A................     7,466      45,767
   *SunLink Health Systems, Inc..........................     2,605       1,977
   *SurModics, Inc.......................................    12,999     263,100
   *Symmetry Medical, Inc................................    31,939     278,189
  #*Synageva BioPharma Corp..............................     1,474      70,899
   *Targacept, Inc.......................................     1,592       7,960
   *Taro Pharmaceutical Industries, Ltd..................       443      29,021
   *Team Health Holdings, Inc............................    33,703   1,355,535
   #Techne Corp..........................................    27,501   2,027,924
    Teleflex, Inc........................................    38,634   3,068,699

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Tenet Healthcare Corp.................................  81,518 $  3,639,779
   *Theragenics Corp......................................   4,600        9,384
  #*Theravance, Inc.......................................  37,101    1,430,615
   #Thermo Fisher Scientific, Inc......................... 121,368   11,057,838
   *Thoratec Corp.........................................  40,812    1,338,225
   *Tornier NV............................................   4,016       65,862
  #*Transcept Pharmaceuticals, Inc........................   9,901       27,822
   *Triple-S Management Corp. Class B.....................  18,098      393,812
   oTrubion Pharmeceuticals, Inc..........................   1,100           --
  #*United Therapeutics Corp..............................  35,478    2,655,173
    UnitedHealth Group, Inc............................... 334,109   24,339,841
    Universal American Corp...............................  73,355      795,168
    Universal Health Services, Inc. Class B...............  69,385    4,853,481
   *Urologix, Inc.........................................     800          248
   *Uroplasty, Inc........................................   2,100        4,767
    US Physical Therapy, Inc..............................   8,105      231,965
   #Utah Medical Products, Inc............................   2,567      143,290
   *Vanguard Health Systems, Inc..........................  19,163      400,698
   *Varian Medical Systems, Inc...........................  28,772    2,085,970
   *Vascular Solutions, Inc...............................  12,030      194,405
   *VCA Antech, Inc.......................................  83,333    2,396,657
   *Vertex Pharmaceuticals, Inc...........................  50,604    4,038,199
  #*Vical, Inc............................................  14,130       54,542
  #*ViroPharma, Inc.......................................  59,423    2,039,397
  #*Volcano Corp..........................................   4,371       87,289
    Warner Chilcott P.L.C. Class A........................ 177,962    3,792,370
   *Waters Corp...........................................  24,784    2,501,697
   *WellCare Health Plans, Inc............................  39,547    2,413,553
    WellPoint, Inc........................................  98,127    8,395,746
    West Pharmaceutical Services, Inc.....................  25,194    1,858,309
   *Wright Medical Group, Inc.............................  43,361    1,188,959
  #*XenoPort, Inc.........................................  22,266      120,014
   *Zalicus, Inc..........................................  18,702        9,024
    Zimmer Holdings, Inc.................................. 100,495    8,389,323
    Zoetis, Inc........................................... 548,667   16,355,761
                                                                   ------------
Total Health Care.........................................          783,098,982
                                                                   ------------
Industrials -- (11.9%)
    3M Co................................................. 144,417   16,958,888
   #AAON, Inc.............................................  26,106      563,106
    AAR Corp..............................................  35,816      868,180
    ABM Industries, Inc...................................  50,933    1,319,165
   #Acacia Research Corp..................................  41,555      948,285
  #*ACCO Brands Corp......................................  82,552      545,669
  #*Accuride Corp.........................................  14,909       85,279
    Aceto Corp............................................  25,936      402,527
    Acme United Corp......................................   1,000       13,880
   #Acorn Energy, Inc.....................................  10,523       91,340
   *Active Power, Inc.....................................     360        1,332
   #Actuant Corp. Class A.................................  68,866    2,431,658
   #Acuity Brands, Inc....................................  31,049    2,685,738
  #*Adept Technology, Inc.................................   6,777       24,058
    ADT Corp. (The)....................................... 155,331    6,225,666

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
  #*Advisory Board Co. (The)..............................  13,900 $   815,791
   *AECOM Technology Corp.................................  97,669   3,310,979
  #*Aegion Corp...........................................  35,810     817,184
   *AeroCentury Corp......................................     691      15,361
  #*Aerovironment, Inc....................................  18,552     419,461
    AGCO Corp.............................................  64,929   3,652,256
   *Air Transport Services Group, Inc.....................  50,918     340,132
    Aircastle, Ltd........................................  39,578     695,781
    Alamo Group, Inc......................................  11,245     468,579
   *Alaska Air Group, Inc.................................  65,303   3,994,585
    Albany International Corp. Class A....................  26,111     901,091
    Allegiant Travel Co...................................  14,291   1,391,658
    Alliant Techsystems, Inc..............................  30,243   2,815,623
   oAllied Defense Group, Inc. (The)......................   3,200      16,800
    Allied Motion Technologies, Inc.......................   5,104      36,647
    Altra Holdings, Inc...................................  22,993     573,445
    AMERCO................................................  16,549   2,752,430
  #*Ameresco, Inc. Class A................................  19,615     179,281
   #American Railcar Industries, Inc......................  19,392     696,755
    American Science & Engineering, Inc...................   5,659     344,011
  #*American Superconductor Corp..........................   8,960      22,490
   *American Woodmark Corp................................  10,847     376,282
    AMETEK, Inc...........................................  71,134   3,292,082
    Ampco-Pittsburgh Corp.................................   7,591     146,051
   *AMREP Corp............................................   3,360      32,760
   #AO Smith Corp.........................................  61,822   2,554,485
   #Apogee Enterprises, Inc...............................  26,535     710,077
    Applied Industrial Technologies, Inc..................  30,884   1,610,909
   *ARC Document Solutions, Inc...........................  33,435     159,485
   #Argan, Inc............................................   9,340     148,039
   #Arkansas Best Corp....................................  24,176     524,619
   *Armstrong World Industries, Inc.......................  42,038   2,105,263
   *Arotech Corp..........................................     901       1,234
  #*Ascent Solar Technologies, Inc........................  14,292      15,150
    Astec Industries, Inc.................................  20,742     725,970
   *Astronics Corp........................................   8,207     324,259
   *AT Cross Co. Class A..................................   9,465     176,049
   *Atlas Air Worldwide Holdings, Inc.....................  23,418   1,045,380
   *Avalon Holdings Corp. Class A.........................     500       1,845
    Avery Dennison Corp...................................  82,517   3,690,985
   *Avis Budget Group, Inc................................ 100,871   3,191,558
    AZZ, Inc..............................................  18,974     717,786
   *B/E Aerospace, Inc....................................  54,163   3,775,703
    Babcock & Wilcox Co. (The)............................  84,049   2,566,856
   #Baltic Trading, Ltd...................................   2,517       9,464
    Barnes Group, Inc.....................................  48,995   1,616,835
    Barrett Business Services, Inc........................   7,132     501,094
  #*Beacon Roofing Supply, Inc............................  36,860   1,503,519
    Belden, Inc...........................................  32,220   1,888,414
   *Blount International, Inc.............................  29,488     388,652
  #*BlueLinx Holdings, Inc................................  25,832      47,789
    Boeing Co. (The)...................................... 168,655  17,725,640
    Brady Corp. Class A...................................  43,578   1,449,840

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *Breeze-Eastern Corp...................................   4,762 $    43,977
   #Briggs & Stratton Corp................................  43,930     889,583
    Brink's Co. (The).....................................  34,067     910,611
  #*Broadwind Energy, Inc.................................     488       2,235
  #*Builders FirstSource, Inc.............................  59,256     349,610
   *CAI International, Inc................................  16,201     340,059
    Carlisle Cos., Inc....................................  58,159   3,939,691
   *Casella Waste Systems, Inc. Class A...................  19,206      91,613
    Caterpillar, Inc...................................... 141,148  11,702,581
  #*CBIZ, Inc.............................................  41,754     303,134
    CDI Corp..............................................  16,021     252,010
   #Ceco Environmental Corp...............................   9,392     125,477
    Celadon Group, Inc....................................  20,811     418,509
   #CH Robinson Worldwide, Inc............................  44,413   2,647,903
  #*Chart Industries, Inc.................................  22,603   2,569,961
    Chicago Bridge & Iron Co. NV..........................  39,097   2,329,399
    Chicago Rivet & Machine Co............................     474      12,324
   #Cintas Corp...........................................  87,943   4,178,172
    CIRCOR International, Inc.............................  16,096     845,362
    CLARCOR, Inc..........................................  32,969   1,812,636
  #*Clean Harbors, Inc....................................  34,610   1,953,388
    CNH Global NV.........................................  45,165   2,122,303
   #Coleman Cable, Inc....................................   5,543     120,449
   *Colfax Corp...........................................  81,134   4,305,781
   *Columbus McKinnon Corp................................  17,725     392,077
    Comfort Systems USA, Inc..............................  33,096     511,333
   *Command Security Corp.................................   4,000       6,160
  #*Commercial Vehicle Group, Inc.........................  14,342     103,836
   #Compx International, Inc..............................   1,315      22,868
   #Con-way, Inc..........................................  49,925   2,069,391
   *Consolidated Graphics, Inc............................   9,027     483,757
    Copa Holdings SA Class A..............................   8,109   1,128,530
   *Copart, Inc...........................................  76,454   2,485,520
    Corporate Executive Board Co. (The)...................  13,793     930,062
    Courier Corp..........................................   8,848     137,321
    Covanta Holding Corp.................................. 122,383   2,546,790
   *Covenant Transportation Group, Inc. Class A...........   7,022      45,011
  #*CPI Aerostructures, Inc...............................   4,216      47,261
   *CRA International, Inc................................   6,991     133,808
    Crane Co..............................................  43,312   2,637,701
    CSX Corp.............................................. 334,922   8,309,415
    Cubic Corp............................................  22,213   1,122,867
    Cummins, Inc..........................................  38,005   4,605,826
    Curtiss-Wright Corp...................................  40,737   1,655,552
    Danaher Corp.......................................... 171,472  11,546,924
    Deere & Co............................................  78,336   6,507,372
   *Delta Air Lines, Inc.................................. 225,059   4,778,003
   #Deluxe Corp...........................................  38,309   1,571,052
   *DigitalGlobe, Inc.....................................  70,060   2,269,944
   *Dolan Co. (The).......................................  21,986      55,844
    Donaldson Co., Inc....................................  37,695   1,366,444
   #Douglas Dynamics, Inc.................................  19,168     275,444
    Dover Corp............................................ 107,673   9,221,116

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
   *Ducommun, Inc........................................     9,171 $   209,466
   #Dun & Bradstreet Corp. (The).........................    30,908   3,202,996
   *DXP Enterprises, Inc.................................    10,252     707,388
   *Dycom Industries, Inc................................    30,291     802,106
    Dynamic Materials Corp...............................     9,967     193,260
  #*Eagle Bulk Shipping, Inc.............................     5,847      22,452
    Eastern Co. (The)....................................     2,746      45,913
    Eaton Corp. P.L.C....................................   150,791  10,397,039
  #*Echo Global Logistics, Inc...........................    15,061     327,878
    Ecology and Environment, Inc. Class A................     1,746      19,049
    EMCOR Group, Inc.....................................    62,233   2,568,978
    Emerson Electric Co..................................   158,330   9,716,712
    Encore Wire Corp.....................................    18,733     781,353
  #*Energy Recovery, Inc.................................    34,173     149,336
   *EnerNOC, Inc.........................................    26,936     420,740
    EnerSys, Inc.........................................    48,288   2,555,401
  #*Engility Holdings, Inc...............................    11,918     388,408
    Ennis, Inc...........................................    20,180     373,935
  #*EnPro Industries, Inc................................    18,922   1,075,337
    EnviroStar, Inc......................................       100         173
    Equifax, Inc.........................................    52,195   3,300,290
    ESCO Technologies, Inc...............................    23,388     809,926
   #Espey Manufacturing & Electronics Corp...............     1,489      40,799
   *Esterline Technologies Corp..........................    29,056   2,366,321
    Exelis, Inc..........................................   167,200   2,471,216
    Expeditors International of Washington, Inc..........    56,729   2,287,313
    Exponent, Inc........................................     9,334     617,164
    Fastenal Co..........................................    64,873   3,179,426
   *Federal Signal Corp..................................    50,581     490,636
    FedEx Corp...........................................    96,585  10,238,010
   *Flow International Corp..............................    38,810     149,807
    Flowserve Corp.......................................    44,865   2,542,948
    Fluor Corp...........................................    54,753   3,425,348
    Fortune Brands Home & Security, Inc..................   125,102   5,167,964
    Forward Air Corp.....................................    21,437     783,951
   *Franklin Covey Co....................................    14,953     241,341
    Franklin Electric Co., Inc...........................    34,756   1,295,009
   #FreightCar America, Inc..............................    10,357     188,601
   *Frozen Food Express Industries.......................     8,485      17,734
   *FTI Consulting, Inc..................................    36,599   1,363,679
   *Fuel Tech, Inc.......................................    16,148      59,748
   *Furmanite Corp.......................................    31,055     232,602
    G&K Services, Inc. Class A...........................    17,855     942,923
    GATX Corp............................................    42,839   1,935,466
  #*Genco Shipping & Trading, Ltd........................    32,587      67,781
   *Gencor Industries, Inc...............................     2,365      18,211
  #*GenCorp, Inc.........................................    39,369     689,351
    Generac Holdings, Inc................................    43,982   1,906,620
    General Cable Corp...................................    45,033   1,419,440
    General Dynamics Corp................................    91,455   7,804,770
    General Electric Co.................................. 3,406,447  83,015,113
   *Genesee & Wyoming, Inc. Class A......................    46,917   4,206,578
   *Gibraltar Industries, Inc............................    26,691     411,041

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    Global Power Equipment Group, Inc.....................  10,773 $   194,776
  #*Goldfield Corp. (The).................................  11,623      24,989
   #Gorman-Rupp Co. (The).................................  13,825     480,142
   *GP Strategies Corp....................................  14,131     373,200
    Graco, Inc............................................  24,834   1,732,917
  #*GrafTech International, Ltd........................... 108,069     812,679
    Graham Corp...........................................   6,485     211,995
    Granite Construction, Inc.............................  34,255   1,036,214
   #Great Lakes Dredge & Dock Corp........................  50,561     388,814
  #*Greenbrier Cos., Inc..................................  25,629     586,135
   #Griffon Corp..........................................  53,792     640,125
    H&E Equipment Services, Inc...........................  28,837     658,637
    Hardinge, Inc.........................................   7,905     125,057
    Harsco Corp...........................................  73,459   1,892,304
  #*Hawaiian Holdings, Inc................................  43,682     333,730
   #Heartland Express, Inc................................  63,851     939,887
   #HEICO Corp............................................  15,996     908,573
    HEICO Corp. Class A...................................  23,143     930,811
    Heidrick & Struggles International, Inc...............  13,109     201,616
  #*Heritage-Crystal Clean, Inc...........................   4,417      68,640
    Herman Miller, Inc....................................  38,082   1,070,485
  #*Hertz Global Holdings, Inc............................ 273,959   7,016,090
   *Hexcel Corp...........................................  75,361   2,653,461
   *Hill International, Inc...............................  26,258      82,450
    HNI Corp..............................................  32,723   1,247,074
    Honeywell International, Inc.......................... 164,661  13,663,570
   #Houston Wire & Cable Co...............................  12,308     182,528
  #*Hub Group, Inc. Class A...............................  33,279   1,272,922
    Hubbell, Inc. Class A.................................   4,100     397,680
    Hubbell, Inc. Class B.................................  27,464   2,948,260
   *Hudson Global, Inc....................................  23,996      56,871
    Huntington Ingalls Industries, Inc....................  37,695   2,343,875
    Hurco Cos., Inc.......................................   4,582     130,587
   *Huron Consulting Group, Inc...........................  20,665   1,052,675
   *Huttig Building Products, Inc.........................   2,588       6,185
    Hyster-Yale Materials Handling, Inc...................  11,128     723,431
   *ICF International, Inc................................  14,951     499,214
    IDEX Corp.............................................  65,839   3,927,296
  #*IHS, Inc. Class A.....................................  19,728   2,165,740
   *II-VI, Inc............................................  53,681     949,080
   #Illinois Tool Works, Inc..............................  87,972   6,337,503
    Ingersoll-Rand P.L.C.................................. 174,920  10,678,866
  #*InnerWorkings, Inc....................................  35,203     411,171
  #*Innotrac Corp.........................................   1,251       4,716
   #Innovative Solutions & Support, Inc...................  10,802      83,283
    Insperity, Inc........................................  17,751     587,026
    Insteel Industries, Inc...............................  15,967     268,246
   *Integrated Electrical Services, Inc...................   5,698      33,561
   #Interface, Inc........................................  50,093     951,266
   #International Shipholding Corp........................   3,805     104,029
   #Intersections, Inc....................................  13,979     135,317
    Iron Mountain, Inc....................................  73,553   2,044,773
    ITT Corp..............................................  71,918   2,246,718

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Jacobs Engineering Group, Inc.........................  89,297 $5,286,382
   #JB Hunt Transport Services, Inc.......................  33,278  2,493,521
  #*JetBlue Airways Corp.................................. 249,309  1,630,481
    John Bean Technologies Corp...........................  17,119    405,891
   #Joy Global, Inc.......................................  26,743  1,323,779
    Kadant, Inc...........................................   7,600    248,824
    Kaman Corp............................................  17,080    646,649
    Kansas City Southern..................................  54,035  5,822,271
    KAR Auction Services, Inc............................. 130,514  3,320,276
    Kaydon Corp...........................................  26,141    760,180
    KBR, Inc.............................................. 133,356  4,171,376
    Kelly Services, Inc. Class A..........................  31,666    619,704
    Kelly Services, Inc. Class B..........................     319      6,406
    Kennametal, Inc.......................................  71,507  3,099,113
   *Key Technology, Inc...................................   3,418     49,493
    Kforce, Inc...........................................  29,749    496,213
    Kimball International, Inc. Class B...................  24,157    265,485
  #*Kirby Corp............................................  52,722  4,452,900
   #Knight Transportation, Inc............................  72,805  1,235,501
    Knoll, Inc............................................  35,055    579,109
   *Korn/Ferry International..............................  43,899    857,347
  #*Kratos Defense & Security Solutions, Inc..............  38,958    262,577
    L-3 Communications Holdings, Inc......................  60,731  5,657,093
    Landstar System, Inc..................................  16,821    909,343
    Lawson Products, Inc..................................   5,743     69,663
  #*Layne Christensen Co..................................  16,924    327,987
    LB Foster Co. Class A.................................   9,200    427,616
    Lennox International, Inc.............................  31,139  2,236,403
    Lincoln Electric Holdings, Inc........................  59,903  3,536,673
   #Lindsay Corp..........................................   9,181    689,493
   *LMI Aerospace, Inc....................................   9,060    167,519
    Lockheed Martin Corp..................................  63,470  7,624,016
    LS Starrett Co. (The) Class A.........................   4,692     48,891
    LSI Industries, Inc...................................  17,359    141,649
   *Luna Innovations, Inc.................................      90        119
   *Lydall, Inc...........................................  12,907    200,833
   *Magnetek, Inc.........................................     590     10,579
  #*Manitex International, Inc............................   2,000     23,080
   #Manitowoc Co., Inc. (The).............................  99,241  2,037,418
    Manpowergroup, Inc....................................  71,498  4,781,071
    Marten Transport, Ltd.................................  29,503    506,271
    Masco Corp............................................ 154,400  3,168,288
  #*MasTec, Inc...........................................  63,455  2,094,015
    Mastech Holdings, Inc.................................   1,130     11,074
    Matson, Inc...........................................  38,441  1,088,649
    McGrath RentCorp......................................  21,094    722,259
   *Meritor, Inc..........................................  50,833    413,272
    Met-Pro Corp..........................................  10,228    139,612
   *Metalico, Inc.........................................  29,181     42,312
   *Mfri, Inc.............................................   3,034     32,889
    Michael Baker Corp....................................   7,861    317,584
   *Middleby Corp.........................................  13,687  2,449,152
    Miller Industries, Inc................................   8,825    146,407

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Mine Safety Appliances Co.............................  27,955 $1,485,249
   *Mistras Group, Inc....................................  18,236    306,547
   *Mobile Mini, Inc......................................  42,980  1,483,240
   *Moog, Inc. Class A....................................  38,403  2,159,785
   *Moog, Inc. Class B....................................   3,215    182,001
   *MRC Global, Inc.......................................  32,113    861,271
   #MSC Industrial Direct Co., Inc. Class A...............  15,003  1,214,493
    Mueller Industries, Inc...............................  31,214  1,713,336
    Mueller Water Products, Inc. Class A.................. 127,169    984,288
    Multi-Color Corp......................................   9,446    326,926
   *MYR Group, Inc........................................  18,377    396,943
    National Presto Industries, Inc.......................   5,789    429,196
  #*National Technical Systems, Inc.......................   4,603     73,418
   *Navigant Consulting, Inc..............................  44,771    600,827
  #*Navistar International Corp...........................  46,494  1,587,770
   *NCI Building Systems, Inc.............................  10,711    151,882
    Nielsen Holdings NV................................... 248,774  8,314,027
    NL Industries, Inc....................................  32,061    355,556
    NN, Inc...............................................  13,125    161,438
    Nordson Corp..........................................  26,865  1,938,578
    Norfolk Southern Corp................................. 103,333  7,559,842
   *Nortek, Inc...........................................     880     59,409
    Northrop Grumman Corp.................................  70,930  6,529,816
   *Northwest Pipe Co.....................................   7,677    228,775
  #*Ocean Power Technologies, Inc.........................   5,515      8,659
   *Old Dominion Freight Line, Inc........................  56,930  2,486,702
    Omega Flex, Inc.......................................   3,648     65,700
   *On Assignment, Inc....................................  38,576  1,177,725
   *Orbital Sciences Corp.................................  55,917  1,036,701
   *Orion Energy Systems, Inc.............................  13,505     46,457
   *Orion Marine Group, Inc...............................  11,693    146,981
   *Oshkosh Corp..........................................  82,213  3,684,787
   *Owens Corning......................................... 108,316  4,277,399
    PACCAR, Inc...........................................  75,277  4,235,837
   *Pacer International, Inc..............................  30,789    190,584
    Pall Corp.............................................  33,041  2,311,548
    PAM Transportation Services, Inc......................   4,978     59,587
   *Park-Ohio Holdings Corp...............................   8,731    306,720
    Parker Hannifin Corp..................................  64,362  6,647,307
  #*Patrick Industries, Inc...............................   7,439    185,305
   *Patriot Transportation Holding, Inc...................   4,366    150,409
   *Pendrell Corp......................................... 103,176    247,622
    Pentair, Ltd.......................................... 143,525  8,766,507
   *PGT, Inc..............................................  38,073    380,730
    Pike Electric Corp....................................  31,344    382,710
   #Pitney Bowes, Inc.....................................  83,168  1,373,104
  #*Plug Power, Inc.......................................     784        343
   *PMFG, Inc.............................................   6,463     49,119
  #*Polypore International, Inc...........................  32,355  1,358,586
   *Powell Industries, Inc................................  10,710    526,932
   *PowerSecure International, Inc........................  15,305    249,165
    Precision Castparts Corp..............................  30,296  6,717,229
    Preformed Line Products Co............................   4,237    309,089

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Primoris Services Corp................................  37,158 $  772,886
    Providence and Worcester Railroad Co..................   1,227     21,350
   #Quad/Graphics, Inc....................................   4,393    123,180
  #*Quality Distribution, Inc.............................  16,174    170,797
   #Quanex Building Products Corp.........................  32,112    546,546
   *Quanta Services, Inc.................................. 140,015  3,753,802
   #Raven Industries, Inc.................................  14,305    438,591
    Raytheon Co...........................................  90,859  6,527,311
   *RBC Bearings, Inc.....................................  14,718    807,429
    RCM Technologies, Inc.................................   7,192     38,981
  #*Real Goods Solar, Inc. Class A........................   4,310     10,301
    Regal-Beloit Corp.....................................  40,129  2,595,544
   *Republic Airways Holdings, Inc........................  41,632    571,607
    Republic Services, Inc................................ 252,276  8,554,679
    Resources Connection, Inc.............................  35,431    471,232
   *Roadrunner Transportation Systems, Inc................  31,250    944,688
    Robert Half International, Inc........................  54,256  2,020,493
   #Rockwell Automation, Inc..............................  39,874  3,861,797
   #Rockwell Collins, Inc.................................  40,018  2,848,081
    Rollins, Inc..........................................  44,529  1,135,490
    Roper Industries, Inc.................................  36,186  4,557,989
   *RPX Corp..............................................  37,906    661,081
   #RR Donnelley & Sons Co................................ 149,640  2,841,664
   *Rush Enterprises, Inc. Class A........................  26,782    667,407
   *Rush Enterprises, Inc. Class B........................   2,881     62,143
    Ryder System, Inc.....................................  48,826  3,019,400
   *Saia, Inc.............................................  19,057    570,567
    Schawk, Inc...........................................  16,375    225,648
   *Sensata Technologies Holding NV.......................  50,646  1,903,277
    Servotronics, Inc.....................................     389      3,059
    SIFCO Industries, Inc.................................   3,251     65,020
    Simpson Manufacturing Co., Inc........................  42,910  1,416,888
    SkyWest, Inc..........................................  44,565    673,823
    SL Industries, Inc....................................   4,724    136,996
    Snap-on, Inc..........................................  38,814  3,681,508
    Southwest Airlines Co................................. 487,872  6,747,270
   *Sparton Corp..........................................   6,370    113,195
   *Spirit Aerosystems Holdings, Inc. Class A............. 112,582  2,855,080
   *Spirit Airlines, Inc..................................  55,105  1,821,220
    SPX Corp..............................................  43,981  3,360,588
   *Standard Parking Corp.................................   7,610    175,182
   *Standard Register Co. (The)...........................   2,977      8,842
    Standex International Corp............................   9,514    561,611
    Stanley Black & Decker, Inc........................... 112,942  9,557,152
    Steelcase, Inc. Class A...............................  69,099  1,053,069
   *Stericycle, Inc.......................................  25,006  2,899,196
   *Sterling Construction Co., Inc........................  11,349    111,447
    Sun Hydraulics Corp...................................  18,047    567,578
  #*Supreme Industries, Inc. Class A......................   5,876     33,023
   *Swift Transportation Co...............................  64,854  1,156,995
    Sypris Solutions, Inc.................................  12,624     40,902
   #TAL International Group, Inc..........................  30,729  1,236,842
   *Taser International, Inc..............................  32,983    292,889

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *Team, Inc.............................................  14,115 $   553,167
   *Tecumseh Products Co. Class A.........................   8,422      96,685
   *Tecumseh Products Co. Class B.........................   1,650      18,365
   *Teledyne Technologies, Inc............................  24,127   1,934,262
    Tennant Co............................................  13,642     703,927
   *Terex Corp............................................ 101,316   2,986,796
  #*Tetra Tech, Inc.......................................  58,641   1,383,928
   #Textainer Group Holdings, Ltd.........................  50,784   1,797,246
    Textron, Inc.......................................... 148,525   4,066,614
   *Thermon Group Holdings, Inc...........................   5,628     112,616
    Timken Co.............................................  66,556   3,888,202
   #Titan International, Inc..............................  48,369     833,882
  #*Titan Machinery, Inc..................................  18,690     356,792
    TMS International Corp. Class A.......................     986      16,141
    Toro Co. (The)........................................  31,166   1,535,860
    Towers Watson & Co. Class A...........................  34,849   2,935,331
    TransDigm Group, Inc..................................  24,452   3,535,515
  #*TRC Cos., Inc.........................................  15,862     131,655
  #*Trex Co., Inc.........................................   9,200     435,528
   *Trimas Corp...........................................  29,222   1,082,091
   #Trinity Industries, Inc...............................  72,169   2,841,294
    Triumph Group, Inc....................................  48,623   3,814,961
   *TrueBlue, Inc.........................................  33,359     890,685
   *Tufco Technologies, Inc...............................     510       3,060
   *Tutor Perini Corp.....................................  42,993     850,402
    Twin Disc, Inc........................................   9,700     242,306
    Tyco International, Ltd............................... 131,362   4,572,711
   *Ultralife Corp........................................  11,666      40,598
    UniFirst Corp.........................................  14,107   1,382,768
    Union Pacific Corp.................................... 148,966  23,624,518
  #*United Continental Holdings, Inc...................... 187,563   6,536,571
    United Parcel Service, Inc. Class B................... 171,418  14,879,082
  #*United Rentals, Inc...................................  86,006   4,929,864
    United Stationers, Inc................................  36,901   1,527,332
    United Technologies Corp.............................. 191,807  20,249,065
    Universal Forest Products, Inc........................  15,510     639,788
   *Universal Security Instruments, Inc...................   1,135       6,061
   *Universal Truckload Services, Inc.....................  12,449     343,219
    URS Corp..............................................  71,443   3,322,099
  #*US Airways Group, Inc................................. 114,796   2,221,303
    US Ecology, Inc.......................................  13,628     416,608
   *USA Truck, Inc........................................   6,922      42,986
  #*USG Corp..............................................  55,675   1,399,113
    UTi Worldwide, Inc....................................  97,025   1,600,912
    Valmont Industries, Inc...............................  18,163   2,536,281
   *Verisk Analytics, Inc. Class A........................  47,601   3,063,600
   *Versar, Inc...........................................   4,038      21,280
    Viad Corp.............................................  17,669     424,939
   *Vicor Corp............................................  15,288     126,738
   *Virco Manufacturing Corp..............................   6,445      15,597
   *Volt Information Sciences, Inc........................  10,850      75,950
    VSE Corp..............................................   3,584     155,116
  #*Wabash National Corp..................................  51,086     548,153

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *WABCO Holdings, Inc...................................  22,872 $  1,808,260
    Wabtec Corp...........................................  62,832    3,648,026
   #Waste Connections, Inc................................ 109,765    4,748,434
    Waste Management, Inc................................. 114,999    4,833,408
    Watsco, Inc...........................................  22,268    2,078,718
   #Watsco, Inc. Class B..................................   2,268      212,171
    Watts Water Technologies, Inc. Class A................  26,105    1,364,769
   #Werner Enterprises, Inc...............................  66,519    1,600,447
   *Wesco Aircraft Holdings, Inc..........................   7,299      142,841
  #*WESCO International, Inc..............................  40,016    3,032,412
   *Willdan Group, Inc....................................   3,604       10,343
   *Willis Lease Finance Corp.............................   4,420       62,941
    Woodward, Inc.........................................  48,857    1,999,228
    WW Grainger, Inc......................................  12,613    3,306,372
  #*XPO Logistics, Inc....................................  14,260      348,800
    Xylem, Inc............................................  93,860    2,339,930
                                                                   ------------
Total Industrials.........................................          893,264,283
                                                                   ------------
Information Technology -- (14.6%)
  #*3D Systems Corp.......................................  42,720    2,017,666
   *Accelrys, Inc.........................................  43,634      380,925
    Accenture P.L.C. Class A.............................. 180,017   13,287,055
   *ACI Worldwide, Inc....................................  28,389    1,344,219
   *Active Network, Inc. (The)............................     128        1,092
    Activision Blizzard, Inc.............................. 197,862    3,557,559
   *Actuate Corp..........................................  35,262      260,234
   *Acxiom Corp...........................................  65,750    1,694,377
   *ADDvantage Technologies Group, Inc....................   3,642        9,396
   *Adobe Systems, Inc.................................... 108,876    5,147,657
   #ADTRAN, Inc...........................................  49,663    1,312,593
   *Advanced Energy Industries, Inc.......................  36,476      790,070
  #*Advanced Micro Devices, Inc........................... 375,926    1,417,241
    Advent Software, Inc..................................  38,685    1,138,500
   *Aehr Test Systems.....................................     788        1,214
   *Aeroflex Holding Corp.................................   6,134       46,128
   *Aetrium, Inc..........................................   2,075          975
   *Agilysys, Inc.........................................  18,455      213,893
   *Akamai Technologies, Inc..............................  72,284    3,411,805
   *Alliance Data Systems Corp............................  15,296    3,025,243
   *Alpha & Omega Semiconductor, Ltd......................  15,468      118,330
    Altera Corp...........................................  68,041    2,419,538
    Amdocs, Ltd........................................... 111,094    4,273,786
    American Software, Inc. Class A.......................  17,465      158,233
  #*Amkor Technology, Inc................................. 135,464      571,658
    Amphenol Corp. Class A................................  48,943    3,844,962
   *Amtech Systems, Inc...................................   7,913       54,204
  #*ANADIGICS, Inc........................................  59,417      127,747
    Analog Devices, Inc................................... 102,347    5,051,848
   *Analysts International Corp...........................   3,465       13,479
   *Anaren, Inc...........................................  11,508      269,402
   *Anixter International, Inc............................  26,166    2,172,825
   *ANSYS, Inc............................................  27,239    2,174,762
    AOL, Inc..............................................  77,954    2,871,825

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
    Apple, Inc............................................ 195,508 $88,467,370
    Applied Materials, Inc................................ 361,152   5,890,389
   *Applied Micro Circuits Corp...........................  45,721     542,708
   *ARRIS Group, Inc...................................... 104,391   1,570,041
   *Arrow Electronics, Inc................................ 103,991   4,747,189
   *Aruba Networks, Inc...................................  48,167     856,409
   *AsiaInfo-Linkage, Inc.................................  44,346     516,631
   *Aspen Technology, Inc.................................  40,839   1,328,901
    Astro-Med, Inc........................................   4,620      52,529
  #*Atmel Corp............................................ 322,277   2,545,988
   *ATMI, Inc.............................................  28,712     713,493
   *Autobytel, Inc........................................     267       1,436
   *Autodesk, Inc.........................................  63,776   2,257,033
    Automatic Data Processing, Inc........................  99,075   7,142,317
    Avago Technologies, Ltd...............................  72,185   2,647,746
  #*AVG Technologies NV...................................   4,884     108,913
   *Aviat Networks, Inc...................................  47,169     124,998
   *Avid Technology, Inc..................................  31,560     188,098
   *Avnet, Inc............................................ 124,893   4,704,719
    AVX Corp..............................................  89,161   1,140,369
    Aware, Inc............................................  12,087      59,710
   *Axcelis Technologies, Inc.............................  26,715      58,239
   *AXT, Inc..............................................  24,367      68,228
   #Badger Meter, Inc.....................................   9,972     475,066
   *Bankrate, Inc.........................................   2,149      38,532
    Bel Fuse, Inc. Class A................................   1,700      26,478
    Bel Fuse, Inc. Class B................................   7,561     118,330
   *Benchmark Electronics, Inc............................  43,736     967,440
    Black Box Corp........................................  13,595     367,881
    Blackbaud, Inc........................................  13,532     474,838
  #*Blucora, Inc..........................................  36,865     737,300
   *BMC Software, Inc.....................................  47,955   2,204,491
    Booz Allen Hamilton Holding Corp......................  48,102   1,028,421
  #*Bottomline Technologies de, Inc.......................  27,428     797,332
    Broadcom Corp. Class A................................  79,770   2,199,259
   #Broadridge Financial Solutions, Inc...................  90,804   2,627,868
  #*BroadVision, Inc......................................   3,362      31,267
   *Brocade Communications Systems, Inc................... 417,842   2,782,828
    Brooks Automation, Inc................................  62,530     614,045
   *Bsquare Corp..........................................   4,926      13,744
   *BTU International, Inc................................   5,073      13,951
    CA, Inc............................................... 262,682   7,812,163
   *Cabot Microelectronics Corp...........................  18,015     666,195
   *CACI International, Inc. Class A......................  21,582   1,433,045
  #*Cadence Design Systems, Inc........................... 211,781   3,087,767
   *CalAmp Corp...........................................  11,582     177,784
   *Calix, Inc............................................  46,489     542,992
   *Cardtronics, Inc......................................  20,948     617,128
   *Cascade Microtech, Inc................................   8,576      60,118
   #Cass Information Systems, Inc.........................   7,607     419,982
   *Ceva, Inc.............................................  15,124     275,711
   *Checkpoint Systems, Inc...............................  36,026     619,647
   *China Information Technology, Inc.....................  11,819      36,993

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *ChyronHego Corp......................................     5,535 $     8,358
   *CIBER, Inc...........................................    93,231     339,361
   *Cinedigm Digital Cinema Corp. Class A................     4,102       6,030
  #*Cirrus Logic, Inc....................................    44,961     866,848
    Cisco Systems, Inc................................... 1,653,758  42,253,517
   *Citrix Systems, Inc..................................    38,695   2,786,814
   *Clearfield, Inc......................................     8,284      90,047
    Cognex Corp..........................................    32,575   1,730,058
   *Cognizant Technology Solutions Corp. Class A.........    59,923   4,337,826
  #*Cogo Group, Inc......................................     7,800      17,784
    Coherent, Inc........................................    22,658   1,284,255
    Cohu, Inc............................................    18,243     215,267
    Communications Systems, Inc..........................     6,855      72,663
   *CommVault Systems, Inc...............................    20,397   1,722,119
    Computer Sciences Corp...............................   121,144   5,773,723
    Computer Task Group, Inc.............................    12,978     241,391
    Compuware Corp.......................................   178,883   2,028,533
   *comScore, Inc........................................     7,532     218,127
    Comtech Telecommunications Corp......................    17,310     468,755
   *Comverse, Inc........................................        87       2,725
  #*Concur Technologies, Inc.............................    33,247   2,955,326
    Concurrent Computer Corp.............................     5,951      48,441
   *Constant Contact, Inc................................    15,373     295,008
    Convergys Corp.......................................    94,587   1,790,532
   *CoreLogic, Inc.......................................    86,031   2,400,265
   *Cornerstone OnDemand, Inc............................     1,702      74,956
    Corning, Inc.........................................   470,501   7,146,910
   *CoStar Group, Inc....................................    21,425   3,354,084
  #*Cray, Inc............................................    35,502     822,581
  #*Cree, Inc............................................   100,922   7,054,448
   #Crexendo, Inc........................................     4,054      12,770
    CSG Systems International, Inc.......................    31,083     736,045
    CSP, Inc.............................................       709       6,190
    CTS Corp.............................................    30,923     434,468
   *CyberOptics Corp.....................................     4,778      28,620
   #Cypress Semiconductor Corp...........................    27,030     345,173
    Daktronics, Inc......................................    33,104     360,172
   *Datalink Corp........................................    12,179     158,571
   *Dealertrack Technologies, Inc........................    38,164   1,427,334
    Dell, Inc............................................   279,779   3,544,800
  #*Demand Media, Inc....................................    42,677     279,108
  #*Dice Holdings, Inc...................................    43,429     376,529
   #Diebold, Inc.........................................    42,257   1,380,114
   *Digi International, Inc..............................    21,116     209,682
   #Digimarc Corp........................................     4,419      92,755
   *Digital River, Inc...................................    32,896     558,903
   *Diodes, Inc..........................................    43,742   1,198,968
   #Dolby Laboratories, Inc. Class A.....................    39,752   1,307,443
   *Dot Hill Systems Corp................................    26,438      75,084
   *DSP Group, Inc.......................................    16,722     124,579
    DST Systems, Inc.....................................    41,336   2,894,760
  #*DTS, Inc.............................................    11,000     249,040
   *Dynamics Research Corp...............................     6,203      34,923

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
    EarthLink, Inc........................................  86,005 $   539,251
   *eBay, Inc............................................. 254,864  13,173,920
   #Ebix, Inc.............................................  29,226     339,022
  #*Echelon Corp..........................................   6,990      15,728
   *EchoStar Corp. Class A................................  38,370   1,533,265
   *Edgewater Technology, Inc.............................   5,900      36,285
   *Elecsys Corp..........................................      58         374
    Electro Rent Corp.....................................  21,064     376,624
    Electro Scientific Industries, Inc....................  23,740     269,449
   *Electronic Arts, Inc.................................. 182,771   4,773,979
   *Electronics for Imaging, Inc..........................  43,094   1,294,113
  #*Ellie Mae, Inc........................................   2,193      51,645
    eMagin Corp...........................................   9,611      35,176
    EMC Corp.............................................. 396,468  10,367,638
  #*Emcore Corp...........................................  15,932      67,074
   *Emulex Corp...........................................  74,570     597,306
   *Entegris, Inc......................................... 127,254   1,212,731
   *Entropic Communications, Inc..........................  74,212     328,759
   *Envestnet, Inc........................................   6,963     173,309
   *EPAM Systems, Inc.....................................   2,996      86,734
    EPIQ Systems, Inc.....................................  29,032     377,706
    ePlus, Inc............................................   6,749     428,494
  #*Equinix, Inc..........................................  16,279   2,919,639
   *Euronet Worldwide, Inc................................  42,025   1,546,940
   *Exar Corp.............................................  42,322     550,609
   *ExlService Holdings, Inc..............................  23,422     655,816
   *Extreme Networks......................................  81,226     351,709
   *F5 Networks, Inc......................................  22,800   2,000,928
   *Fabrinet..............................................  13,058     193,389
   #FactSet Research Systems, Inc.........................  19,260   2,102,807
    Fair Isaac Corp.......................................  26,776   1,337,729
   *Fairchild Semiconductor International, Inc............ 119,689   1,510,475
  #*FalconStor Software, Inc..............................  21,742      22,177
  #*FARO Technologies, Inc................................  10,289     377,915
    FEI Co................................................  29,004   2,246,360
    Fidelity National Information Services, Inc........... 203,855   8,798,382
   *Finisar Corp..........................................  87,719   1,695,608
  #*First Solar, Inc......................................  92,487   4,554,060
   *Fiserv, Inc...........................................  61,715   5,939,452
   *FleetCor Technologies, Inc............................  55,064   4,943,095
    FLIR Systems, Inc..................................... 130,061   4,223,081
   *FormFactor, Inc.......................................  47,381     344,460
    Forrester Research, Inc...............................  14,535     509,888
   *Fortinet, Inc.........................................  52,729   1,120,491
  #*Freescale Semiconductor, Ltd.......................... 106,202   1,667,371
    Frequency Electronics, Inc............................   5,169      54,946
  #*Fusion-io, Inc........................................  64,803     934,459
   *Gartner, Inc..........................................  30,850   1,851,308
    Genpact, Ltd.......................................... 171,226   3,491,298
  #*GigOptix, Inc.........................................   1,174       1,503
   *Global Cash Access Holdings, Inc......................  45,909     320,904
   #Global Payments, Inc..................................  54,250   2,512,317
    Globalscape, Inc......................................   7,843      14,117

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Globecomm Systems, Inc...............................    19,386 $   280,903
   *Google, Inc. Class A.................................    61,499  54,586,512
   *GSE Systems, Inc.....................................    10,738      19,006
   *GSI Group, Inc.......................................    25,444     213,984
   *GSI Technology, Inc..................................    18,402     127,894
  #*GT Advanced Technologies, Inc........................    72,222     374,832
  #*Guidance Software, Inc...............................     5,853      53,672
  #*Guidewire Software, Inc..............................    25,133   1,099,820
    Hackett Group, Inc. (The)............................    30,412     169,091
   *Harmonic, Inc........................................   104,319     799,084
    Harris Corp..........................................    58,839   3,357,942
   *Hauppauge Digital, Inc...............................     3,948       2,685
   #Heartland Payment Systems, Inc.......................    26,526     989,685
    Hewlett-Packard Co...................................   630,256  16,184,974
   *Hittite Microwave Corp...............................    22,097   1,380,621
   *Hutchinson Technology, Inc...........................    19,571      67,129
    IAC/InterActiveCorp..................................    86,425   4,373,969
   *ID Systems, Inc......................................     7,118      35,732
   *Identive Group, Inc..................................    29,569      22,591
   *IEC Electronics Corp.................................     5,002      16,957
   *iGATE Corp...........................................    36,872     859,486
   *iGO, Inc.............................................     1,270       4,610
   *Ikanos Communications, Inc...........................     4,543       5,815
   *Imation Corp.........................................    27,305     127,787
   *Immersion Corp.......................................     9,931     142,411
   *Infinera Corp........................................    83,017     905,715
   *Informatica Corp.....................................    81,281   3,102,496
   *Ingram Micro, Inc. Class A...........................   141,640   3,233,641
   *Innodata, Inc........................................    13,032      35,186
   *Inphi Corp...........................................     8,028      93,606
   *Insight Enterprises, Inc.............................    40,099     857,718
   *Integrated Device Technology, Inc....................   135,163   1,217,819
   *Integrated Silicon Solution, Inc.....................    24,119     288,704
    Intel Corp........................................... 1,628,615  37,946,729
   *Intellicheck Mobilisa, Inc...........................     4,118       3,212
   *Interactive Intelligence Group, Inc..................     6,712     381,242
   #InterDigital, Inc....................................    29,340   1,165,678
   *Intermec, Inc........................................    44,508     441,964
   *Internap Network Services Corp.......................    47,600     387,940
    International Business Machines Corp.................   236,758  46,177,280
  #*International Rectifier Corp.........................    61,307   1,478,112
   *Interphase Corp......................................     2,397      12,321
    Intersil Corp. Class A...............................   115,826   1,182,583
   #inTEST Corp..........................................     1,100       4,378
   *Intevac, Inc.........................................    16,827     107,188
   *IntraLinks Holdings, Inc.............................    32,253     306,404
   *IntriCon Corp........................................     2,604      10,077
   #Intuit, Inc..........................................    53,965   3,449,443
   *Inuvo, Inc...........................................       773         673
   #IPG Photonics Corp...................................    37,110   2,259,999
   *Iteris, Inc..........................................     3,700       6,623
  #*Itron, Inc...........................................    34,439   1,485,010
   *Ixia.................................................    53,268     740,425

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    IXYS Corp............................................    23,823 $   267,771
   #j2 Global, Inc.......................................    36,541   1,672,482
    Jabil Circuit, Inc...................................   188,272   4,328,373
    Jack Henry & Associates, Inc.........................    64,687   3,124,382
   *JDS Uniphase Corp....................................   175,850   2,579,719
   *Juniper Networks, Inc................................   334,630   7,251,432
   *Kemet Corp...........................................    38,237     166,713
   *Key Tronic Corp......................................     8,234      93,374
    Keynote Systems, Inc.................................    13,240     263,873
    KLA-Tencor Corp......................................    70,878   4,155,577
   *Kopin Corp...........................................    52,846     196,059
   *Kulicke & Soffa Industries, Inc......................    68,250     796,477
   *KVH Industries, Inc..................................    14,698     205,625
   *Lam Research Corp....................................   112,131   5,519,088
   *Lattice Semiconductor Corp...........................   106,900     551,604
    Lender Processing Services, Inc......................    58,010   1,895,767
   #Lexmark International, Inc. Class A..................    56,975   2,135,993
   *LGL Group, Inc. (The)................................       964       5,938
   *Limelight Networks, Inc..............................    80,422     193,013
    Linear Technology Corp...............................    70,396   2,855,262
   *LinkedIn Corp. Class A...............................    21,479   4,377,205
   *Lionbridge Technologies, Inc.........................    40,186     133,016
  #*Liquidity Services, Inc..............................     2,998      85,443
    Littelfuse, Inc......................................    15,961   1,276,720
  #*LogMeIn, Inc.........................................     7,984     237,284
   *LoJack Corp..........................................    18,587      61,895
   *LSI Corp.............................................   408,563   3,178,620
   *LTX-Credence Corp....................................    41,824     224,177
   *Magnachip Semiconductor Corp.........................    32,324     664,581
   *Manhattan Associates, Inc............................    14,388   1,271,036
   #ManTech International Corp. Class A..................    20,395     602,468
   #Marchex, Inc. Class B................................    18,835     114,894
   *Market Leader, Inc...................................    10,341     121,093
    Marvell Technology Group, Ltd........................   342,159   4,437,802
    Mastercard, Inc. Class A.............................    24,703  15,083,899
  #*Mattersight Corp.....................................     2,290       6,412
   *Mattson Technology, Inc..............................    41,768      93,560
    Maxim Integrated Products, Inc.......................   106,916   3,057,798
    MAXIMUS, Inc.........................................    44,744   1,682,822
   *MaxLinear, Inc. Class A..............................     3,810      26,403
   *Maxwell Technologies, Inc............................    14,288     113,304
   *Measurement Specialties, Inc.........................    11,177     556,391
   *MEMSIC, Inc..........................................    14,652      60,952
    Mentor Graphics Corp.................................   102,815   2,110,792
  #*Mercury Systems, Inc.................................    23,032     213,737
   #Mesa Laboratories, Inc...............................     2,478     161,714
    Methode Electronics, Inc.............................    33,723     637,027
    Micrel, Inc..........................................    42,329     449,111
   #Microchip Technology, Inc............................    71,648   2,847,292
   *Micron Technology, Inc...............................   724,521   9,599,903
  #*MICROS Systems, Inc..................................    52,703   2,568,217
   *Microsemi Corp.......................................    84,297   2,078,764
    Microsoft Corp....................................... 1,791,350  57,018,670

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
  #*Mindspeed Technologies, Inc...........................  28,582 $    87,747
    MKS Instruments, Inc..................................  49,338   1,338,047
    MOCON, Inc............................................   3,434      49,141
   *ModusLink Global Solutions, Inc.......................  27,305      84,919
   #Molex, Inc............................................  89,047   2,656,272
    Molex, Inc. Class A...................................  65,321   1,638,251
   *MoneyGram International, Inc..........................  18,841     409,038
    Monolithic Power Systems, Inc.........................  27,426     718,013
   #Monotype Imaging Holdings, Inc........................  28,065     688,434
  #*Monster Worldwide, Inc................................  97,000     554,840
   *MoSys, Inc............................................  27,600     113,436
    Motorola Solutions, Inc...............................  68,951   3,780,583
   *Move, Inc.............................................  26,766     371,780
    MTS Systems Corp......................................  11,185     705,214
   *Multi-Fineline Electronix, Inc........................  19,220     290,606
   *Nanometrics, Inc......................................  19,569     300,580
   *NAPCO Security Technologies, Inc......................   8,159      41,611
   #National Instruments Corp.............................  92,830   2,616,878
  #*Navarre Corp..........................................  23,259      72,335
   *NCI, Inc. Class A.....................................   5,008      22,686
   *NCR Corp.............................................. 116,768   4,203,648
   *NeoPhotonics Corp.....................................   1,440      12,643
    NetApp, Inc........................................... 146,914   6,041,104
   *NETGEAR, Inc..........................................  32,995     983,581
  #*Netlist, Inc..........................................  11,100      10,545
   *Netscout Systems, Inc.................................  28,962     768,362
  #*NetSuite, Inc.........................................  17,837   1,674,716
  #*NeuStar, Inc. Class A.................................  49,289   2,764,127
   *Newport Corp..........................................  36,053     528,176
    NIC, Inc..............................................  15,586     287,094
   *Novatel Wireless, Inc.................................  23,600     100,064
  #*Nuance Communications, Inc............................ 118,781   2,228,332
  #*Numerex Corp. Class A.................................   7,300      78,840
   #NVIDIA Corp........................................... 415,493   5,995,564
  #*Oclaro, Inc...........................................  55,087      65,554
   *Official Payments Holdings, Inc.......................   9,892      70,728
   *OmniVision Technologies, Inc..........................  50,179     815,911
   *ON Semiconductor Corp................................. 310,662   2,559,855
  #*Onvia, Inc............................................     442       2,382
   *Oplink Communications, Inc............................  15,927     320,929
    Optical Cable Corp....................................   3,696      15,893
    Oracle Corp........................................... 843,387  27,283,569
   *OSI Systems, Inc......................................  13,455     947,097
   *Pandora Media, Inc....................................  76,387   1,400,938
   *PAR Technology Corp...................................   8,654      36,347
    Park Electrochemical Corp.............................  17,386     472,899
  #*Parkervision, Inc.....................................   2,905      12,840
   #Paychex, Inc.......................................... 112,070   4,420,041
    PC Connection, Inc....................................  18,315     310,622
    PC-Tel, Inc...........................................  12,027     116,061
   *PCM, Inc..............................................   7,619      76,495
   *PDF Solutions, Inc....................................  16,670     342,068
    Pegasystems, Inc......................................   4,399     157,924

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
    Perceptron, Inc.......................................   6,552 $    52,023
   *Perficient, Inc.......................................  29,038     396,369
   *Performance Technologies, Inc.........................   4,350       5,981
   *Pericom Semiconductor Corp............................  18,286     139,888
   *Photronics, Inc.......................................  53,760     411,264
   *Pixelworks, Inc.......................................   8,118      27,276
   *Planar Systems, Inc...................................   9,180      17,258
    Plantronics, Inc......................................  31,071   1,444,491
   *Plexus Corp...........................................  29,197   1,021,019
   *PLX Technology, Inc...................................  26,267     143,943
   *PMC - Sierra, Inc..................................... 185,927   1,228,048
   *Polycom, Inc.......................................... 144,196   1,378,514
    Power Integrations, Inc...............................  20,748   1,144,252
   *PRGX Global, Inc......................................  15,965      98,983
  #*Procera Networks, Inc.................................   3,480      51,922
   *Progress Software Corp................................  51,253   1,311,564
   *PROS Holdings, Inc....................................  10,446     342,838
   *PTC, Inc..............................................  87,180   2,360,834
  #*Pulse Electronics Corp................................   1,308       5,193
    QAD, Inc. Class A.....................................   5,194      66,275
    QAD, Inc. Class B.....................................   1,959      22,529
   *QLIK Technologies, Inc................................  38,061   1,192,071
   *QLogic Corp...........................................  81,139     893,340
    QUALCOMM, Inc......................................... 373,897  24,135,051
   *Qualstar Corp.........................................   3,826       5,662
  #*Quantum Corp.......................................... 104,104     166,566
  #*QuickLogic Corp.......................................   7,193      19,925
   *QuinStreet, Inc.......................................  30,209     281,246
  #*Rackspace Hosting, Inc................................  36,495   1,652,859
   *Radisys Corp..........................................  20,449      84,454
   *Rainmaker Systems, Inc................................   4,893       1,908
  #*Rambus, Inc...........................................  71,262     694,804
  #*RealD, Inc............................................  33,877     360,790
   *RealNetworks, Inc.....................................  26,207     206,249
   *Red Hat, Inc..........................................  48,409   2,506,134
   *Reis, Inc.............................................   6,081     111,890
   *Relm Wireless Corp....................................   1,238       4,952
  #*Remark Media, Inc.....................................   1,020       2,978
  #*Responsys, Inc........................................  22,457     325,402
   #RF Industries, Ltd....................................   4,931      30,227
   *RF Micro Devices, Inc................................. 241,306   1,252,378
    Richardson Electronics, Ltd...........................   9,355     105,150
    Rimage Corp...........................................   6,460      58,269
  #*Riverbed Technology, Inc.............................. 110,153   1,722,793
   *Rofin-Sinar Technologies, Inc.........................  24,231     559,978
   *Rogers Corp...........................................  15,218     846,425
   *Rosetta Stone, Inc....................................  19,362     316,375
   *Rovi Corp.............................................  94,327   2,125,187
  #*Rubicon Technology, Inc...............................  18,250     153,665
   *Rudolph Technologies, Inc.............................  28,723     354,729
   *Saba Software, Inc....................................  10,919     109,190
   #SAIC, Inc............................................. 311,534   4,763,355
   *Salesforce.com, Inc................................... 109,500   4,790,625

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *SanDisk Corp.......................................... 170,868 $9,418,244
   *Sanmina Corp..........................................  72,128  1,187,227
   *Sapient Corp.......................................... 104,659  1,434,875
   *ScanSource, Inc.......................................  22,502    801,296
   *Scientific Learning Corp..............................   3,436      1,718
   *Seachange International, Inc..........................  28,826    339,570
    Seagate Technology P.L.C.............................. 140,077  5,730,550
   *Semtech Corp..........................................  50,115  1,515,979
   *ServiceSource International, Inc......................   5,015     53,510
  #*Sevcon, Inc...........................................     613      3,172
   *ShoreTel, Inc.........................................  33,298    129,529
   *Sigma Designs, Inc....................................  26,433    137,980
   *Silicon Graphics International Corp...................  21,444    403,576
   *Silicon Image, Inc....................................  68,530    392,677
   *Silicon Laboratories, Inc.............................  31,090  1,214,375
   *Skyworks Solutions, Inc............................... 180,019  4,324,056
   *Smith Micro Software, Inc.............................  22,674     26,075
   *SMTC Corp.............................................  10,077     19,146
   *SolarWinds, Inc.......................................  27,322    969,658
    Solera Holdings, Inc..................................  45,933  2,614,047
  #*Sonus Networks, Inc................................... 253,700    867,654
   *Sourcefire, Inc.......................................   1,293     97,531
   *Spansion, Inc. Class A................................  51,364    606,095
   *Spark Networks, Inc...................................   7,600     62,928
   *SS&C Technologies Holdings, Inc.......................  75,258  2,692,731
   *Stamps.com, Inc.......................................  10,873    433,398
   *StarTek, Inc..........................................   8,170     43,546
   *STEC, Inc.............................................  34,774    235,420
   *STR Holdings, Inc.....................................  11,700     31,239
   *Stratasys, Ltd........................................  34,974  3,100,445
   *SunEdison, Inc........................................ 205,115  2,067,559
  #*SunPower Corp......................................... 104,563  2,891,167
  #*Super Micro Computer, Inc.............................  26,084    302,314
    Supertex, Inc.........................................  10,226    274,875
   *support.com, Inc......................................  36,023    181,916
   *Sykes Enterprises, Inc................................  36,600    642,696
    Symantec Corp......................................... 157,210  4,194,363
   *Symmetricom, Inc......................................  33,506    172,221
  #*Synaptics, Inc........................................  24,143    965,720
   *Synchronoss Technologies, Inc.........................  28,880    996,071
   *SYNNEX Corp...........................................  34,693  1,717,997
   *Synopsys, Inc......................................... 106,428  3,942,093
    Syntel, Inc...........................................  27,343  1,962,681
  #*Take-Two Interactive Software, Inc....................  68,283  1,197,001
  #*Tangoe, Inc...........................................   3,700     66,822
    TE Connectivity, Ltd.................................. 126,207  6,441,605
   *Tech Data Corp........................................  33,458  1,717,734
   *TechTarget, Inc.......................................  23,267    125,409
  #*TeleCommunication Systems, Inc. Class A...............  40,503    109,358
   *Telenav, Inc..........................................  29,514    180,921
   *TeleTech Holdings, Inc................................  38,653    968,258
    Tellabs, Inc.......................................... 302,697    678,041
   *Teradata Corp.........................................  43,236  2,556,112

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
  #*Teradyne, Inc......................................... 179,492 $ 2,959,823
   #Tessco Technologies, Inc..............................   6,747     216,174
    Tessera Technologies, Inc.............................  49,336     990,174
    Texas Instruments, Inc................................ 248,753   9,751,118
    TheStreet, Inc........................................  10,517      21,139
   *TIBCO Software, Inc...................................  73,100   1,823,114
    Total System Services, Inc............................ 121,215   3,322,503
    Transact Technologies, Inc............................   5,192      47,195
  #*Transwitch Corp.......................................     131          55
   *Travelzoo, Inc........................................     800      22,936
   *Trimble Navigation, Ltd...............................  85,222   2,432,236
   *Trio Tech International...............................   1,525       5,505
   *TriQuint Semiconductor, Inc........................... 151,808   1,212,946
    TSR, Inc..............................................     210         651
   *TTM Technologies, Inc.................................  63,062     582,693
   *Tyler Technologies, Inc...............................  17,136   1,278,688
  #*Ultimate Software Group, Inc..........................   5,416     732,785
   *Ultra Clean Holdings..................................  17,376     120,416
   *Ultratech, Inc........................................  20,540     600,179
   *Unisys Corp...........................................  32,805     850,962
    United Online, Inc....................................  90,909     738,181
  #*Unwired Planet, Inc...................................  39,688      80,567
  #*USA Technologies, Inc.................................  15,296      31,663
   *UTStarcom Holdings Corp...............................  13,753      37,958
   *ValueClick, Inc.......................................  56,651   1,384,550
   *Vantiv, Inc. Class A..................................  20,189     526,731
  #*Veeco Instruments, Inc................................  35,661   1,239,576
  #*VeriFone Systems, Inc.................................  53,008   1,010,863
   *Verint Systems, Inc...................................  39,718   1,421,110
  #*VeriSign, Inc.........................................  48,085   2,300,386
   *ViaSat, Inc...........................................  37,708   2,518,517
  #*Viasystems Group, Inc.................................  11,635     172,780
   *Vicon Industries, Inc.................................     600       1,578
   *Video Display Corp....................................   3,612      13,762
   *Virtusa Corp..........................................  22,068     568,913
    Visa, Inc. Class A.................................... 117,561  20,809,473
  #*Vishay Intertechnology, Inc........................... 119,662   1,721,936
   *Vishay Precision Group, Inc...........................   9,993     162,086
  #*VistaPrint NV.........................................  23,086   1,176,924
   *VMware, Inc. Class A..................................  15,001   1,232,932
   *Volterra Semiconductor Corp...........................  15,943     240,261
  #*Wave Systems Corp. Class A............................     475         803
    Wayside Technology Group, Inc.........................   2,300      28,727
  #*Web.com Group, Inc....................................  31,944     829,905
  #*WebMD Health Corp.....................................  32,449   1,071,141
  #*Westell Technologies, Inc. Class A....................  39,627     102,634
    Western Digital Corp.................................. 162,310  10,449,518
   #Western Union Co. (The)............................... 161,444   2,899,534
   *WEX, Inc..............................................  28,129   2,445,535
   *Wireless Telecom Group, Inc...........................   3,316       5,073
    Xerox Corp............................................ 840,223   8,150,163
    Xilinx, Inc...........................................  75,886   3,543,117
   *XO Group, Inc.........................................  23,017     275,283

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Information Technology -- (Continued)
    Xyratex, Ltd........................................  22,864 $      246,474
   *Yahoo!, Inc......................................... 346,508      9,733,410
   *Zebra Technologies Corp. Class A....................  34,663      1,600,391
   *Zix Corp............................................  44,261        199,175
   *Zygo Corp...........................................  12,157        190,500
  #*Zynga, Inc. Class A................................. 572,322      1,705,520
                                                                 --------------
Total Information Technology............................          1,091,518,545
                                                                 --------------
Materials -- (4.1%)
    A Schulman, Inc.....................................  26,525        710,870
   *AEP Industries, Inc.................................   4,161        335,793
    Air Products & Chemicals, Inc.......................  42,891      4,659,678
    Airgas, Inc.........................................  38,100      3,932,301
    Albemarle Corp......................................  28,735      1,781,857
   #Alcoa, Inc.......................................... 687,756      5,467,660
   #Allegheny Technologies, Inc.........................  97,318      2,683,057
  #*Allied Nevada Gold Corp.............................  61,549        410,532
  #*AM Castle & Co......................................  20,061        341,438
   #AMCOL International Corp............................  22,262        780,951
   *American Biltrite, Inc..............................      17          7,038
   *American Pacific Corp...............................   3,651        132,787
    American Vanguard Corp..............................  20,061        495,306
   #Aptargroup, Inc.....................................  43,863      2,561,161
  #*Arabian American Development Co.....................  13,745        122,880
    Ashland, Inc........................................  53,973      4,687,015
    Axiall Corp.........................................  50,831      2,240,630
    Balchem Corp........................................  20,092        999,778
    Ball Corp...........................................  40,385      1,808,844
    Bemis Co., Inc......................................  93,761      3,862,016
    Boise, Inc..........................................  83,729        761,934
    Buckeye Technologies, Inc...........................  33,563      1,249,215
    Cabot Corp..........................................  57,651      2,364,844
   *Calgon Carbon Corp..................................  47,248        847,157
   #Carpenter Technology Corp...........................  34,604      1,809,097
    Celanese Corp. Series A.............................  47,774      2,296,018
  #*Century Aluminum Co.................................  81,419        683,105
    CF Industries Holdings, Inc.........................  33,971      6,658,656
    Chase Corp..........................................   5,531        153,485
   *Chemtura Corp.......................................  89,534      2,001,980
   *Clearwater Paper Corp...............................  20,924      1,023,602
   #Cliffs Natural Resources, Inc.......................  80,521      1,570,965
   *Coeur d'Alene Mines Corp............................  77,841      1,043,848
    Commercial Metals Co................................ 105,877      1,640,035
   #Compass Minerals International, Inc.................  24,012      1,815,307
  #*Contango ORE, Inc...................................     833          7,081
   *Continental Materials Corp..........................     268          4,356
   *Core Molding Technologies, Inc......................   5,580         51,503
   *Crown Holdings, Inc.................................  45,145      1,978,705
    Cytec Industries, Inc...............................  40,733      3,173,101
    Deltic Timber Corp..................................   6,112        368,737
    Domtar Corp.........................................  30,679      2,132,497
    Dow Chemical Co. (The).............................. 364,876     12,785,255
    Eagle Materials, Inc................................  38,187      2,576,859

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
    Eastman Chemical Co...................................  55,857 $ 4,492,579
    Ecolab, Inc...........................................  92,507   8,523,595
    EI du Pont de Nemours & Co............................ 202,730  11,695,494
   *Ferro Corp............................................  74,702     487,804
  #*Flotek Industries, Inc................................  21,216     415,409
    FMC Corp..............................................  39,433   2,608,887
    Freeport-McMoRan Copper & Gold, Inc................... 289,455   8,185,787
    Friedman Industries, Inc..............................   5,521      54,437
    FutureFuel Corp.......................................  24,422     385,623
  #*General Moly, Inc.....................................  63,899     120,130
   #Globe Specialty Metals, Inc...........................  52,261     623,474
  #*Golden Minerals Co....................................   7,014       9,609
   *Graphic Packaging Holding Co.......................... 269,699   2,319,411
    Greif, Inc. Class A...................................  24,068   1,331,442
   #Greif, Inc. Class B...................................  14,223     814,267
   #Hawkins, Inc..........................................   7,394     286,517
    Haynes International, Inc.............................   9,985     480,278
    HB Fuller Co..........................................  40,448   1,623,987
   *Headwaters, Inc.......................................  36,139     340,791
   #Hecla Mining Co....................................... 247,286     798,734
   *Horsehead Holding Corp................................  41,475     508,069
    Huntsman Corp......................................... 217,636   3,921,801
    Innophos Holdings, Inc................................  15,594     777,205
    Innospec, Inc.........................................  19,194     823,806
    International Flavors & Fragrances, Inc...............  22,443   1,810,701
    International Paper Co................................ 147,971   7,148,479
   #Intrepid Potash, Inc..................................  65,369     835,416
    Kaiser Aluminum Corp..................................  16,078   1,049,089
    KapStone Paper and Packaging Corp.....................  42,817   1,886,089
    KMG Chemicals, Inc....................................   8,825     199,269
    Koppers Holdings, Inc.................................   8,443     326,322
   *Kraton Performance Polymers, Inc......................  28,773     584,092
   #Kronos Worldwide, Inc.................................  56,104     927,960
   *Landec Corp...........................................  23,577     355,777
   *Louisiana-Pacific Corp................................ 113,401   1,843,900
   *LSB Industries, Inc...................................  14,765     485,473
    LyondellBasell Industries NV Class A..................  91,752   6,304,280
   #Martin Marietta Materials, Inc........................  30,488   3,036,605
   *Material Sciences Corp................................   3,017      29,989
    Materion Corp.........................................  18,419     555,149
  #*McEwen Mining, Inc.................................... 136,545     267,628
    MeadWestvaco Corp..................................... 119,789   4,426,204
  #*Mercer International, Inc.............................  42,084     291,221
    Minerals Technologies, Inc............................  31,898   1,467,308
  #*Mines Management, Inc.................................   4,267       2,987
   *Mod-Pac Corp..........................................   1,105       9,199
  #*Molycorp, Inc.........................................  10,678      79,658
    Monsanto Co........................................... 117,614  11,617,911
    Mosaic Co. (The)......................................  92,450   3,798,770
    Myers Industries, Inc.................................  26,987     525,437
    Neenah Paper, Inc.....................................  11,664     461,544
   #NewMarket Corp........................................   8,104   2,208,826
    Newmont Mining Corp................................... 142,662   4,279,860

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
    Noranda Aluminum Holding Corp.........................  43,884 $   136,479
   *Northern Technologies International Corp..............   2,180      27,991
    Nucor Corp............................................ 217,744  10,186,064
    Olin Corp.............................................  73,199   1,786,056
    Olympic Steel, Inc....................................   8,808     245,303
   *OM Group, Inc.........................................  28,483     879,270
   *OMNOVA Solutions, Inc.................................  35,263     284,220
   *Owens-Illinois, Inc................................... 120,322   3,579,579
    Packaging Corp. of America............................  71,239   3,831,946
  #*Penford Corp..........................................   9,592     142,345
    PH Glatfelter Co......................................  35,183     931,294
    PolyOne Corp..........................................  72,826   2,105,400
    PPG Industries, Inc...................................  31,408   5,039,100
    Praxair, Inc..........................................  62,716   7,536,582
    Quaker Chemical Corp..................................   9,695     639,579
    Reliance Steel & Aluminum Co..........................  61,581   4,322,986
   *Resolute Forest Products, Inc.........................   4,112      62,749
    Rock Tenn Co. Class A.................................  50,373   5,760,153
    Rockwood Holdings, Inc................................  50,639   3,429,779
   #Royal Gold, Inc.......................................  34,390   1,777,619
    RPM International, Inc................................  99,803   3,517,058
  #*RTI International Metals, Inc.........................  27,121     831,259
   #Schnitzer Steel Industries, Inc. Class A..............  21,977     563,930
    Schweitzer-Mauduit International, Inc.................  23,008   1,245,653
   #Scotts Miracle-Gro Co. (The) Class A..................  46,115   2,317,279
    Sealed Air Corp....................................... 169,269   4,610,888
   *Senomyx, Inc..........................................   8,376      22,113
    Sensient Technologies Corp............................  45,499   2,002,411
    Sherwin-Williams Co. (The)............................  25,786   4,491,148
   #Sigma-Aldrich Corp....................................  34,262   2,862,933
    Silgan Holdings, Inc..................................  48,344   2,332,115
  #*Silver Bull Resources, Inc............................     500         185
  #*Solitario Exploration & Royalty Corp..................   1,700       1,581
    Sonoco Products Co....................................  72,434   2,787,985
    Southern Copper Corp..................................  41,034   1,069,756
    Steel Dynamics, Inc................................... 204,785   3,186,455
    Stepan Co.............................................  14,828     887,604
  #*Stillwater Mining Co.................................. 107,140   1,296,394
   *SunCoke Energy, Inc...................................  60,568     956,974
    Synalloy Corp.........................................   4,755      78,790
  #*Texas Industries, Inc.................................  23,386   1,453,206
    Tredegar Corp.........................................  12,571     377,256
   #Tronox, Ltd. Class A..................................  27,748     602,409
   *United States Lime & Minerals, Inc....................   3,372     201,106
   #United States Steel Corp.............................. 125,557   2,178,414
  #*Universal Stainless & Alloy Products, Inc.............   5,348     137,978
   #US Silica Holdings, Inc...............................  23,415     566,643
   #Valhi, Inc............................................  66,024   1,044,500
    Valspar Corp. (The)...................................  63,347   4,315,198
  #*Verso Paper Corp......................................  12,902      13,289
   #Vulcan Materials Co...................................  87,672   4,136,365
   #Walter Energy, Inc....................................  54,392     608,646
    Wausau Paper Corp.....................................  36,997     421,396

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Westlake Chemical Corp..............................    35,426 $  3,685,013
    Worthington Industries, Inc.........................    56,984    2,038,318
   *WR Grace & Co.......................................    27,933    2,145,813
    Zep, Inc............................................    15,509      202,858
  #*Zoltek Cos., Inc....................................    29,849      415,797
                                                                   ------------
Total Materials.........................................            307,774,423
                                                                   ------------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares........     2,293           --
  o*Concord Camera Corp. Escrow Shares..................       405           --
  o*Gerber Scientific, Inc. Escrow Shares...............    15,579           --
  o*Price Communications Liquidation Trust..............     5,700           --
  o*Softbrands, Inc. Escrow Shares......................     3,200           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (1.9%)
   *8x8, Inc............................................    51,971      470,857
    Alteva..............................................     3,521       34,400
    AT&T, Inc........................................... 1,762,656   62,168,877
    Atlantic Tele-Network, Inc..........................    14,167      722,517
   *Boingo Wireless, Inc................................     4,724       33,068
   *Cbeyond, Inc........................................    27,607      233,831
    CenturyLink, Inc....................................   186,399    6,682,404
   *Cincinnati Bell, Inc................................   122,433      422,394
    Consolidated Communications Holdings, Inc...........    28,299      494,950
   *Crown Castle International Corp.....................    59,315    4,166,879
   #Frontier Communications Corp........................   616,047    2,685,965
   *General Communication, Inc. Class A.................    35,356      312,901
   #HickoryTech Corp....................................     8,612       96,627
    IDT Corp. Class B...................................    16,048      331,712
    Inteliquent, Inc....................................    29,094      242,644
  #*Iridium Communications, Inc.........................    57,785      486,550
   *Leap Wireless International, Inc....................    51,554      859,921
  #*Level 3 Communications, Inc.........................   134,561    2,967,070
    Lumos Networks Corp.................................    14,315      271,269
  #*NII Holdings, Inc...................................    86,707      622,556
    NTELOS Holdings Corp................................    11,360      212,773
  #*ORBCOMM, Inc........................................    37,244      179,516
   *Premiere Global Services, Inc.......................    44,883      493,713
    Primus Telecommunications Group, Inc................     7,362       88,197
   *SBA Communications Corp. Class A....................    36,507    2,704,804
    Shenandoah Telecommunications Co....................    20,215      389,543
   *Sprint Corp.........................................   379,417    2,261,327
    T-Mobile US, Inc....................................    93,063    2,243,749
    Telephone & Data Systems, Inc.......................    93,708    2,484,199
  #*tw telecom, Inc.....................................   113,166    3,370,083
    United States Cellular Corp.........................    26,739    1,061,806
    USA Mobility, Inc...................................    17,270      269,757
    Verizon Communications, Inc.........................   743,452   36,786,005
   *Vonage Holdings Corp................................   143,209      461,133

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Telecommunication Services -- (Continued)
   #Windstream Corp....................................... 352,407 $  2,942,598
                                                                   ------------
Total Telecommunication Services..........................          140,256,595
                                                                   ------------
Utilities -- (2.9%)
    AES Corp.............................................. 414,083    5,151,193
    AGL Resources, Inc....................................  60,337    2,762,831
    ALLETE, Inc...........................................  29,175    1,564,364
    Alliant Energy Corp...................................  37,851    2,004,967
    Ameren Corp...........................................  72,237    2,586,807
    American Electric Power Co., Inc...................... 111,906    5,186,843
    American States Water Co..............................  13,875      891,053
    American Water Works Co., Inc.........................  52,891    2,257,388
   #Aqua America, Inc..................................... 105,220    3,562,749
   #Artesian Resources Corp. Class A......................   4,218       99,292
    Atmos Energy Corp.....................................  67,747    2,997,127
    Avista Corp...........................................  44,914    1,292,625
    Black Hills Corp......................................  33,637    1,784,443
  #*Cadiz, Inc............................................   2,464       11,384
    California Water Service Group........................  35,561      775,230
   *Calpine Corp.......................................... 272,057    5,443,861
    CenterPoint Energy, Inc............................... 125,918    3,125,285
    Chesapeake Utilities Corp.............................   6,918      410,030
    Cleco Corp............................................  45,469    2,205,701
    CMS Energy Corp.......................................  81,023    2,267,834
   #Connecticut Water Service, Inc........................   5,787      173,031
    Consolidated Edison, Inc..............................  66,715    3,996,228
   #Consolidated Water Co., Ltd...........................   8,801      104,380
    Delta Natural Gas Co., Inc............................   2,858       65,077
    Dominion Resources, Inc............................... 135,184    8,017,763
    DTE Energy Co.........................................  51,236    3,622,385
    Duke Energy Corp...................................... 165,643   11,760,653
   *Dynegy, Inc...........................................  56,836    1,184,462
    Edison International..................................  70,491    3,513,976
    El Paso Electric Co...................................  29,895    1,129,134
    Empire District Electric Co. (The)....................  31,012      718,858
    Entergy Corp..........................................  54,359    3,669,232
    Exelon Corp........................................... 198,701    6,078,264
    FirstEnergy Corp......................................  81,006    3,083,898
   #Gas Natural, Inc......................................   3,269       34,063
    Genie Energy, Ltd. Class B............................  16,745      172,641
    Great Plains Energy, Inc.............................. 115,194    2,786,543
   #Hawaiian Electric Industries, Inc.....................  73,076    1,948,206
    IDACORP, Inc..........................................  37,336    1,970,221
    Integrys Energy Group, Inc............................  57,683    3,622,492
   #ITC Holdings Corp.....................................  38,399    3,523,876
   #Laclede Group, Inc. (The).............................  24,757    1,135,356
   #MDU Resources Group, Inc.............................. 130,874    3,669,707
    MGE Energy, Inc.......................................  16,976      996,661
    Middlesex Water Co....................................  10,798      228,270
    National Fuel Gas Co..................................  25,246    1,636,698
    New Jersey Resources Corp.............................  31,472    1,408,687
    NextEra Energy, Inc...................................  99,528    8,620,120
    NiSource, Inc.........................................  89,963    2,763,663

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Utilities -- (Continued)
    Northeast Utilities.................................  97,437 $    4,327,177
   #Northwest Natural Gas Co............................  19,028        836,090
    NorthWestern Corp...................................  28,477      1,201,729
    NRG Energy, Inc..................................... 220,338      5,909,465
    NV Energy, Inc...................................... 141,600      3,346,008
    OGE Energy Corp.....................................  58,658      2,193,809
    ONEOK, Inc..........................................  59,472      3,149,042
   #Ormat Technologies, Inc.............................  33,157        763,606
   #Otter Tail Corp.....................................  26,156        800,112
    Pepco Holdings, Inc.................................  74,029      1,521,296
    PG&E Corp........................................... 101,134      4,641,039
    Piedmont Natural Gas Co., Inc.......................  56,461      1,950,728
    Pinnacle West Capital Corp..........................  33,614      1,979,865
    PNM Resources, Inc..................................  59,930      1,407,156
    Portland General Electric Co........................  57,952      1,837,078
    PPL Corp............................................ 135,034      4,290,030
    Public Service Enterprise Group, Inc................ 133,879      4,523,771
    Questar Corp........................................ 131,443      3,136,230
    RGC Resources, Inc..................................   1,530         28,841
    SCANA Corp..........................................  41,611      2,160,027
    Sempra Energy.......................................  53,349      4,674,973
    SJW Corp............................................  13,992        390,237
    South Jersey Industries, Inc........................  23,274      1,422,041
    Southern Co. (The).................................. 204,478      9,168,794
    Southwest Gas Corp..................................  34,629      1,718,984
  #*Synthesis Energy Systems, Inc.......................  27,753         23,313
   #TECO Energy, Inc.................................... 162,728      2,875,404
    UGI Corp............................................ 107,164      4,499,816
   #UIL Holdings Corp...................................  38,155      1,558,250
    Unitil Corp.........................................   9,646        296,518
    UNS Energy Corp.....................................  31,181      1,585,554
    Vectren Corp........................................  61,399      2,272,991
   #Westar Energy, Inc..................................  95,434      3,205,628
    WGL Holdings, Inc...................................  38,936      1,789,888
   #Wisconsin Energy Corp...............................  69,535      3,023,382
    Xcel Energy, Inc.................................... 150,926      4,520,234
   #York Water Co.......................................   8,255        174,015
                                                                 --------------
Total Utilities.........................................            221,218,673
                                                                 --------------
TOTAL COMMON STOCKS.....................................          6,881,708,769
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
  o*Enron TOPRS 8.125PCT Escrow Shares..................     666             --
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Corp. Contingent Value Rights..........     988             --
  o*CVR Energy, Inc. Contingent Value Rights............  60,988             --
  o*PhotoMedex, Inc. Contingent Value Warrants..........     389             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17.......     294             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17.......     294             --

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                      ---------- --------------
  o*Wright Medical Group, Inc. Contingent Value
   Rights............................................      4,613 $       13,839
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    13,839
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional Liquid Reserves....... 36,128,101     36,128,101
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@DFA Short Term Investment Fund................... 48,825,474    564,910,731
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,513,718,052)^^............................            $7,482,761,440
                                                                 ==============

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  994,987,263           --   --    $  994,987,263
   Consumer Staples..............    528,643,214           --   --       528,643,214
   Energy........................    708,418,452           --   --       708,418,452
   Financials....................  1,212,526,539 $      1,800   --     1,212,528,339
   Health Care...................    783,083,524       15,458   --       783,098,982
   Industrials...................    893,247,483       16,800   --       893,264,283
   Information Technology........  1,091,518,545           --   --     1,091,518,545
   Materials.....................    307,774,423           --   --       307,774,423
   Other.........................             --           --   --                --
   Telecommunication Services....    140,256,595           --   --       140,256,595
   Utilities.....................    221,218,673           --   --       221,218,673
Preferred Stocks
   Other.........................             --           --   --                --
Rights/Warrants..................             --       13,839   --            13,839
Temporary Cash Investments.......     36,128,101           --   --        36,128,101
Securities Lending Collateral....             --  564,910,731   --       564,910,731
                                  -------------- ------------   --    --------------
TOTAL............................ $6,917,802,812 $564,958,628   --    $7,482,761,440
                                  ============== ============   ==    ==============

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
COMMON STOCKS -- (91.1%)
Consumer Discretionary -- (12.9%)
   *1-800-Flowers.com, Inc. Class A.......................  46,103 $   303,358
    Aaron's, Inc.......................................... 119,695   3,430,459
   #Abercrombie & Fitch Co. Class A....................... 106,414   5,306,866
    Advance Auto Parts, Inc...............................  19,701   1,625,135
  #*Aeropostale, Inc...................................... 130,833   1,979,503
   *AFC Enterprises, Inc..................................  21,455     789,544
    AH Belo Corp. Class A.................................  28,956     217,170
   *ALCO Stores, Inc......................................     100       1,412
   #Allison Transmission Holdings, Inc....................  15,945     378,853
   *Amazon.com, Inc.......................................  36,479  10,988,204
    Ambassadors Group, Inc................................  23,469      85,427
   *AMC Networks, Inc. Class A............................  34,612   2,362,615
    Amcon Distributing Co.................................     668      51,857
  #*America's Car-Mart, Inc...............................  14,916     645,564
   *American Apparel, Inc.................................  38,775      77,938
    American Eagle Outfitters, Inc........................ 273,812   5,377,668
    American Greetings Corp. Class A......................  29,700     565,488
  #*American Public Education, Inc........................  15,293     604,226
    Ameristar Casinos, Inc................................  44,921   1,189,059
   *ANN, Inc..............................................  68,590   2,324,515
  #*Apollo Group, Inc. Class A............................  20,644     376,134
    Arbitron, Inc.........................................  18,047     829,440
    Arctic Cat, Inc.......................................  21,976   1,209,559
    Ark Restaurants Corp..................................   4,916     103,482
   *Asbury Automotive Group, Inc..........................  51,766   2,528,251
   *Ascena Retail Group, Inc.............................. 217,988   4,161,391
   *Ascent Capital Group, Inc. Class A....................  20,705   1,608,986
    Autoliv, Inc..........................................  39,955   3,267,120
   *AutoNation, Inc.......................................  85,779   4,108,814
   *AutoZone, Inc.........................................   6,717   3,013,112
   *Ballantyne Strong, Inc................................  17,770      72,857
  #*Bally Technologies, Inc...............................  37,045   2,655,386
   *Barnes & Noble, Inc...................................  98,183   1,752,567
    Bassett Furniture Industries, Inc.....................  14,448     230,157
    Beasley Broadcasting Group, Inc. Class A..............   8,562      68,753
  #*Beazer Homes USA, Inc.................................  22,402     385,090
   #bebe stores, Inc...................................... 130,718     781,694
  #*Bed Bath & Beyond, Inc................................  45,415   3,472,885
    Belo Corp. Class A.................................... 157,142   2,240,845
    Best Buy Co., Inc..................................... 252,444   7,596,040
    Big 5 Sporting Goods Corp.............................  36,512     740,098
   *Big Lots, Inc.........................................  96,736   3,495,072
   *Biglari Holdings, Inc.................................   2,500   1,041,400
  #*BJ's Restaurants, Inc.................................  46,391   1,653,375
  #*Blue Nile, Inc........................................   5,804     225,369
   #Blyth, Inc............................................  24,520     343,525
    Bob Evans Farms, Inc..................................  46,117   2,343,666
   *Body Central Corp.....................................  10,272     123,880
    Bon-Ton Stores, Inc. (The)............................  26,063     491,548
  #*Books-A-Million, Inc..................................  20,408      50,612
   *BorgWarner, Inc.......................................  38,658   3,689,133

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
    Bowl America, Inc. Class A...........................     3,937 $    54,626
  #*Boyd Gaming Corp.....................................   103,900   1,382,909
  #*Bravo Brio Restaurant Group, Inc.....................    31,104     508,239
   *Bridgepoint Education, Inc...........................    56,317     907,830
   #Brinker International, Inc...........................    52,003   2,087,920
   *Brookfield Residential Properties, Inc...............     5,046     104,301
    Brown Shoe Co., Inc..................................    68,884   1,637,373
    Brunswick Corp.......................................    86,917   3,281,117
   #Buckle, Inc. (The)...................................    38,775   2,170,624
  #*Buffalo Wild Wings, Inc..............................    23,569   2,441,277
   *Build-A-Bear Workshop, Inc...........................    26,815     190,655
   *Cabela's, Inc........................................   100,507   6,898,800
   #Cablevision Systems Corp. Class A....................    98,559   1,842,068
   *Cache, Inc...........................................    25,413     106,735
   #Callaway Golf Co.....................................   117,039     840,340
   *Cambium Learning Group, Inc..........................    82,206     111,800
    Canterbury Park Holding Corp.........................     5,270      53,069
   *Capella Education Co.................................    20,286     994,217
   *Career Education Corp................................   101,097     325,532
   *CarMax, Inc..........................................    80,589   3,952,085
   *Carmike Cinemas, Inc.................................    18,727     343,079
    Carnival Corp........................................   224,400   8,309,532
    Carriage Services, Inc...............................    21,961     411,988
  #*Carrols Restaurant Group, Inc........................    34,757     228,353
    Carter's, Inc........................................    77,010   5,492,353
    Cato Corp. (The) Class A.............................    42,931   1,208,508
   *Cavco Industries, Inc................................    11,347     621,702
    CBS Corp. Class A....................................    18,791   1,002,500
    CBS Corp. Class B....................................   398,207  21,041,258
    CEC Entertainment, Inc...............................    24,481   1,018,165
   *Central European Media Enterprises, Ltd. Class A.....    18,678      62,758
   *Charles & Colvard, Ltd...............................    19,498      90,471
   *Charter Communications, Inc. Class A.................     6,441     809,891
   #Cheesecake Factory, Inc. (The).......................    87,024   3,693,299
    Cherokee, Inc........................................     8,005     103,825
    Chico's FAS, Inc.....................................   210,925   3,613,145
   *Children's Place Retail Stores, Inc. (The)...........    38,069   2,057,249
   *Chipotle Mexican Grill, Inc..........................     5,722   2,359,009
   #Choice Hotels International, Inc.....................    36,199   1,504,792
   *Christopher & Banks Corp.............................    43,680     298,771
    Churchill Downs, Inc.................................    26,952   2,188,772
    Cinemark Holdings, Inc...............................   153,849   4,480,083
   *Citi Trends, Inc.....................................    22,270     313,784
   *Clear Channel Outdoor Holdings, Inc. Class A.........    55,873     414,578
    Coach, Inc...........................................    30,042   1,596,131
   *Coast Distribution System (The)......................     1,760       5,667
   *Cobra Electronics Corp...............................     9,352      24,502
  #*Coldwater Creek, Inc.................................    18,233      48,135
   #Collectors Universe..................................     8,599     138,358
   #Columbia Sportswear Co...............................    50,929   3,285,939
    Comcast Corp. Class A................................ 1,101,420  49,652,014
    Comcast Corp. Special Class A........................   337,406  14,545,573
  #*Conn's, Inc..........................................    56,833   3,672,548

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
    Cooper Tire & Rubber Co............................... 105,768 $3,547,459
    Core-Mark Holding Co., Inc............................  17,774  1,113,541
  #*Corinthian Colleges, Inc.............................. 125,219    280,491
    Cracker Barrel Old Country Store, Inc.................  29,416  2,879,826
   *Crocs, Inc............................................ 147,461  2,015,792
   *Crown Media Holdings, Inc. Class A....................  51,149    151,913
    CSS Industries, Inc...................................   8,600    229,018
  #*CST Brands, Inc.......................................  36,438  1,188,243
    CTC Media, Inc........................................ 233,360  2,590,296
    Culp, Inc.............................................  18,403    354,074
   *Cumulus Media, Inc. Class A...........................  22,186     94,956
    Dana Holding Corp..................................... 227,791  4,977,233
   #Darden Restaurants, Inc...............................  51,600  2,530,980
  #*Deckers Outdoor Corp..................................  51,580  2,828,131
  #*dELiA*s, Inc..........................................  15,474     23,211
   *Delta Apparel, Inc....................................  16,268    261,101
    Destination Maternity Corp............................  22,399    673,314
   *Destination XL Group, Inc.............................  77,364    498,998
   #DeVry, Inc............................................  87,431  2,629,924
   *DGSE Cos., Inc........................................   8,710     19,598
    Dick's Sporting Goods, Inc............................  28,649  1,472,845
  #*Digital Generation, Inc...............................  43,634    338,164
    Dillard's, Inc. Class A...............................  78,800  6,653,084
   #DineEquity, Inc.......................................  31,889  2,221,707
   *DIRECTV............................................... 110,916  7,017,655
   *Discovery Communications, Inc.........................  33,222  2,413,911
   *Discovery Communications, Inc. Class A................  42,342  3,375,504
   *Discovery Communications, Inc. Class B................   2,270    180,737
    DISH Network Corp. Class A............................  40,052  1,788,322
   *Dixie Group, Inc. (The)...............................  11,235    101,003
   *Dollar General Corp...................................  23,310  1,274,358
   *Dollar Tree, Inc......................................  48,760  2,615,974
   #Domino's Pizza, Inc...................................  57,309  3,586,397
    Dorman Products, Inc..................................  54,753  2,577,771
    Dover Downs Gaming & Entertainment, Inc...............  18,137     26,480
    Dover Motorsports, Inc................................   9,156     23,897
   #DR Horton, Inc........................................ 360,331  7,242,653
  #*DreamWorks Animation SKG, Inc. Class A................ 108,690  2,691,164
   #Drew Industries, Inc..................................  38,071  1,554,439
    DSW, Inc. Class A.....................................  46,290  3,508,319
    Dunkin' Brands Group, Inc.............................  90,209  3,897,029
    EDCI Holdings, Inc....................................   3,419     10,787
  #*Education Management Corp.............................  69,433    489,503
    Educational Development Corp..........................   3,809     11,846
    Einstein Noah Restaurant Group, Inc...................  25,761    418,101
   *Emerson Radio Corp....................................  26,350     45,586
   *Emmis Communications Corp. Class A....................   5,500     14,960
  #*Empire Resorts, Inc...................................   4,800     15,600
  #*Entercom Communications Corp. Class A.................  41,042    402,622
  #*Entertainment Gaming Asia, Inc........................   2,058      3,396
    Entravision Communications Corp. Class A..............  66,956    380,980
    Escalade, Inc.........................................  10,743     69,292
    Ethan Allen Interiors, Inc............................  47,995  1,457,608

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
  #*Ever-Glory International Group, Inc...................   2,000 $     6,020
   *EW Scripps Co. Class A................................  76,553   1,271,545
    Expedia, Inc..........................................  53,030   2,499,304
   *Express, Inc..........................................  61,924   1,396,386
  #*FAB Universal Corp....................................   8,003      32,092
    Family Dollar Stores, Inc.............................  53,600   3,685,536
  #*Famous Dave's Of America, Inc.........................  10,924     176,423
   *Federal-Mogul Corp.................................... 103,878   1,618,419
   *Fiesta Restaurant Group, Inc..........................  31,463     992,658
   *Fifth & Pacific Cos., Inc.............................  57,343   1,365,910
    Finish Line, Inc. (The) Class A.......................  80,573   1,793,555
    Fisher Communications, Inc............................   9,960     408,061
   *Flanigan's Enterprises, Inc...........................   1,000       9,450
    Flexsteel Industries, Inc.............................   7,812     194,441
    Foot Locker, Inc...................................... 220,508   7,966,954
    Ford Motor Co......................................... 333,761   5,633,886
   *Fossil Group, Inc.....................................  35,232   3,871,997
    Fred's, Inc. Class A..................................  58,107     999,440
    Frisch's Restaurants, Inc.............................   7,545     164,556
   *Fuel Systems Solutions, Inc...........................  32,695     594,722
   *Full House Resorts, Inc...............................  19,925      58,380
   *Furniture Brands International, Inc...................   8,860      20,821
   *G-III Apparel Group, Ltd..............................  33,652   1,731,732
   *Gaiam, Inc. Class A...................................  18,959      92,330
   #GameStop Corp. Class A................................ 202,321   9,925,868
    Gaming Partners International Corp....................   8,266      70,344
    Gannett Co., Inc...................................... 362,135   9,328,598
    Gap, Inc. (The)....................................... 250,607  11,502,861
   #Garmin, Ltd........................................... 135,206   5,419,056
   *Geeknet, Inc..........................................   7,665     110,223
   *General Motors Co..................................... 407,062  14,601,314
   *Genesco, Inc..........................................  40,175   2,827,516
   #Gentex Corp........................................... 195,396   4,412,042
   *Gentherm, Inc.........................................  57,051   1,163,840
   #Genuine Parts Co......................................  58,553   4,800,760
   *Global Sources, Ltd...................................  29,825     215,933
    GNC Holdings, Inc. Class A............................  12,952     683,607
   *Goodyear Tire & Rubber Co. (The)...................... 154,229   2,853,236
   *Gordmans Stores, Inc..................................  12,089     169,125
   *Grand Canyon Education, Inc...........................  52,834   1,786,846
   *Gray Television, Inc..................................  86,181     673,074
   *Gray Television, Inc. Class A.........................   3,160      24,269
   #Group 1 Automotive, Inc...............................  39,547   2,878,626
   *Groupon, Inc..........................................  29,440     260,838
   #Guess?, Inc........................................... 123,109   4,146,311
    H&R Block, Inc........................................  48,700   1,530,641
   *Hallwood Group, Inc. (The)............................   1,023       9,770
   *Hampshire Group, Ltd..................................   1,000       4,500
    Hanesbrands, Inc......................................  47,175   2,993,725
    Harley-Davidson, Inc..................................  64,955   3,687,495
    Harman International Industries, Inc.................. 107,592   6,512,544
   *Harris Interactive, Inc...............................  13,112      24,651
    Harte-Hanks, Inc......................................  90,646     866,576

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   #Hasbro, Inc...........................................  34,967 $ 1,608,482
    Hastings Entertainment, Inc...........................   2,673       9,837
    Haverty Furniture Cos., Inc...........................  30,876     802,776
    Haverty Furniture Cos., Inc. Class A..................   2,523      64,917
   *Helen of Troy, Ltd....................................  50,472   2,144,051
   *Here Media, Inc. (427105101)..........................     300           3
   *Here Media, Inc. (427105200)..........................     300           3
   *hhgregg, Inc..........................................  53,331     836,763
  #*Hibbett Sports, Inc...................................  24,675   1,447,189
    Hillenbrand, Inc...................................... 104,378   2,587,531
  #*Hollywood Media Corp..................................  12,071      15,692
    Home Depot, Inc. (The)................................ 251,393  19,867,589
    Hooker Furniture Corp.................................  16,557     278,323
    HSN, Inc..............................................  62,267   3,739,756
   *Hyatt Hotels Corp. Class A............................  31,138   1,408,995
  #*Iconix Brand Group, Inc............................... 111,831   3,672,530
    International Game Technology.........................  59,806   1,104,617
    International Speedway Corp. Class A..................  43,100   1,458,935
    Interpublic Group of Cos., Inc. (The)................. 412,069   6,778,535
    Interval Leisure Group, Inc...........................  84,322   1,813,766
  #*iRobot Corp...........................................  34,485   1,205,596
   *Isle of Capri Casinos, Inc............................  54,990     436,621
  #*ITT Educational Services, Inc.........................  15,300     401,319
   *Jack in the Box, Inc..................................  70,959   2,844,746
   #JAKKS Pacific, Inc....................................  27,534     165,479
   *Jarden Corp........................................... 153,127   6,962,685
  #*JC Penney Co., Inc.................................... 188,258   2,748,567
   #John Wiley & Sons, Inc. Class A.......................  63,695   2,874,555
    John Wiley & Sons, Inc. Class B.......................   7,502     337,890
    Johnson Controls, Inc................................. 373,276  15,009,428
   *Johnson Outdoors, Inc. Class A........................  19,561     498,219
    Jones Group, Inc. (The)............................... 135,586   2,226,322
  #*Jos A Bank Clothiers, Inc.............................  43,928   1,794,898
   *Journal Communications, Inc. Class A..................  71,971     659,254
  #*K12, Inc..............................................  49,967   1,553,974
   #KB Home............................................... 120,600   2,140,650
  #*Kid Brands, Inc.......................................  43,775      70,916
   *Kirkland's, Inc.......................................  28,827     506,779
    Kohl's Corp........................................... 122,452   6,487,507
   *Kona Grill, Inc.......................................  11,997     153,922
    Koss Corp.............................................   4,495      22,969
   *Krispy Kreme Doughnuts, Inc........................... 103,485   2,175,255
    L Brands, Inc.........................................  88,844   4,954,830
    La-Z-Boy, Inc.........................................  86,493   1,793,000
   *Lakeland Industries, Inc..............................   7,818      33,774
   *Lamar Advertising Co. Class A.........................  64,341   2,787,896
    Las Vegas Sands Corp..................................  56,918   3,162,933
   *Lazare Kaplan International, Inc......................   3,667       6,142
  #*LeapFrog Enterprises, Inc.............................  88,244   1,016,571
    Lear Corp.............................................  74,859   5,185,483
   *Learning Tree International, Inc......................  16,482      51,918
  #*Lee Enterprises, Inc..................................  46,810     141,834
   #Leggett & Platt, Inc.................................. 187,397   5,886,140

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   #Lennar Corp. Class A.................................. 189,831 $ 6,429,576
    Lennar Corp. Class B..................................  33,079     901,403
   *Libbey, Inc...........................................  27,932     688,803
   *Liberty Global P.L.C. Class A.........................  30,906   2,507,095
   *Liberty Global P.L.C. Class B.........................     808      65,876
   *Liberty Global P.L.C. Series C........................  64,810   5,000,740
   *Liberty Interactive Corp. Class A..................... 542,102  13,259,815
   *Liberty Interactive Corp. Class B.....................  11,386     268,653
   *Liberty Media Corp. Class A........................... 135,703  19,504,592
   *Liberty Media Corp. Class B...........................   5,224     726,084
   *Liberty Ventures Series A.............................  32,345   2,901,993
   *Liberty Ventures Series B.............................     569      51,327
  #*Life Time Fitness, Inc................................  66,794   3,559,452
    Lifetime Brands, Inc..................................  15,818     236,954
    LIN Media LLC.........................................  49,530     799,910
    Lincoln Educational Services Corp.....................  32,420     203,273
  #*Lions Gate Entertainment Corp.........................  12,506     406,820
    Lithia Motors, Inc. Class A...........................  38,194   2,491,777
   *Live Nation Entertainment, Inc........................ 309,422   5,068,332
   *LKQ Corp.............................................. 376,352   9,811,497
    Loral Space & Communications, Inc.....................  30,095   1,880,637
    Lowe's Cos., Inc...................................... 380,115  16,945,527
   *Luby's, Inc...........................................  35,781     287,679
  #*Lululemon Athletica, Inc..............................  18,766   1,305,551
  #*Lumber Liquidators Holdings, Inc......................  34,916   3,380,567
   *M/I Homes, Inc........................................  36,568     777,436
    Mac-Gray Corp.........................................  19,027     279,697
    Macy's, Inc........................................... 276,516  13,366,783
   *Madison Square Garden Co. (The) Class A...............  94,638   5,580,803
   *Maidenform Brands, Inc................................  37,084     866,282
    Marcus Corp...........................................  30,027     388,850
    Marine Products Corp..................................  47,094     425,730
   *MarineMax, Inc........................................  38,104     443,150
    Marriott International, Inc. Class A..................  64,015   2,661,104
   *Marriott Vacations Worldwide Corp.....................  10,927     480,788
   *Martha Stewart Living Omnimedia Class A...............  60,321     151,406
    Mattel, Inc........................................... 125,420   5,271,403
    Matthews International Corp. Class A..................  42,640   1,649,315
  #*McClatchy Co. (The) Class A...........................  97,918     304,525
    McDonald's Corp.......................................  93,700   9,190,096
    MDC Holdings, Inc.....................................  81,138   2,567,206
  #*Media General, Inc. Class A...........................  37,031     406,971
    Men's Wearhouse, Inc. (The)...........................  81,646   3,260,125
   #Meredith Corp.........................................  56,139   2,667,725
   *Meritage Homes Corp...................................  60,328   2,730,445
  #*MGM Resorts International............................. 502,738   8,199,657
   *Modine Manufacturing Co...............................  76,915     846,065
   *Mohawk Industries, Inc................................  97,755  11,631,867
   *Monarch Casino & Resort, Inc..........................  22,976     471,008
   #Monro Muffler Brake, Inc..............................  46,126   1,983,879
   #Morningstar, Inc......................................  20,040   1,527,449
   *Motorcar Parts of America, Inc........................  17,266     149,351
    Movado Group, Inc.....................................  31,119   1,135,221

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *MTR Gaming Group, Inc.................................  26,957 $    96,776
   *Multimedia Games Holding Co., Inc.....................  25,419     889,411
    NACCO Industries, Inc. Class A........................  10,535     646,112
   *Nathan's Famous, Inc..................................   7,706     441,246
    National CineMedia, Inc...............................  54,611     989,005
   *Nautilus, Inc.........................................  50,307     441,695
  #*Netflix, Inc..........................................  20,041   4,894,413
  #*Nevada Gold & Casinos, Inc............................   1,100       1,331
   *New York & Co., Inc................................... 103,547     645,098
  #*New York Times Co. (The) Class A...................... 246,765   3,005,598
    Newell Rubbermaid, Inc................................  92,609   2,502,295
   *News Corp. Class A.................................... 211,583   3,370,517
   *News Corp. Class B....................................  76,452   1,230,113
    Nexstar Broadcasting Group, Inc. Class A..............  25,651     924,462
    NIKE, Inc.............................................  79,134   4,979,111
   *Nobility Homes, Inc...................................   2,557      22,374
   #Nordstrom, Inc........................................  42,272   2,588,737
   #Nutrisystem, Inc......................................  42,029     525,783
   *NVR, Inc..............................................   6,499   6,015,474
   *O'Reilly Automotive, Inc..............................  90,600  11,348,556
   *Office Depot, Inc..................................... 444,152   1,923,178
    OfficeMax, Inc........................................ 134,321   1,529,916
   #Omnicom Group, Inc....................................  47,482   3,051,668
  #*Orbitz Worldwide, Inc.................................  89,814     827,187
   *Orient-Express Hotels, Ltd. Class A................... 157,124   1,965,621
  #*Outerwall, Inc........................................  48,358   2,671,779
  #*Overstock.com, Inc....................................  21,548     732,847
   #Oxford Industries, Inc................................  24,128   1,632,742
   *P&F Industries, Inc. Class A..........................   2,869      23,296
  #*Pacific Sunwear of California, Inc....................  84,041     373,982
   *Panera Bread Co. Class A..............................  19,844   3,314,940
   *Papa John's International, Inc........................  29,488   1,971,568
  #*Penn National Gaming, Inc............................. 125,946   6,296,041
   #Penske Automotive Group, Inc.......................... 139,211   5,175,865
   *Pep Boys-Manny Moe & Jack (The).......................  87,677   1,091,579
   *Perfumania Holdings, Inc..............................   6,982      36,306
    Perry Ellis International, Inc........................  25,247     507,465
   #PetMed Express, Inc...................................  32,127     538,127
    PetSmart, Inc.........................................  31,473   2,304,453
    Pier 1 Imports, Inc................................... 139,418   3,276,323
   *Pinnacle Entertainment, Inc...........................  76,630   1,628,387
   *Point.360.............................................   6,026       5,604
   #Polaris Industries, Inc...............................  22,161   2,485,135
    Pool Corp.............................................  56,154   2,963,808
   *Premier Exhibitions, Inc..............................   6,900      11,799
   *priceline.com, Inc....................................   4,200   3,677,814
  #*PulteGroup, Inc....................................... 570,771   9,491,922
    PVH Corp..............................................  75,541   9,955,548
   *QEP Co., Inc..........................................     670      12,382
  #*Quiksilver, Inc....................................... 280,118   1,770,346
  #*Radio One, Inc. Class D...............................  33,982      75,440
  #*RadioShack Corp....................................... 143,336     391,307
    Ralph Lauren Corp.....................................  12,900   2,348,574

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Reading International, Inc. Class A.....................  14,293 $   88,760
  #*Reading International, Inc. Class B.....................     300      1,998
   *Red Lion Hotels Corp....................................  26,248    174,549
   *Red Robin Gourmet Burgers, Inc..........................  23,338  1,327,465
   #Regal Entertainment Group Class A....................... 110,822  2,088,995
   #Regis Corp..............................................  93,341  1,621,333
   #Rent-A-Center, Inc......................................  96,937  3,876,511
  #*Rentrak Corp............................................  11,567    248,459
    RG Barry Corp...........................................  21,060    364,970
   *Rick's Cabaret International, Inc.......................  11,506    101,943
    Rocky Brands, Inc.......................................   8,403    145,204
    Ross Stores, Inc........................................  84,222  5,682,458
    Royal Caribbean Cruises, Ltd............................ 231,893  8,832,804
   *Ruby Tuesday, Inc....................................... 104,938    768,146
   *rue21, Inc..............................................  29,392  1,227,998
    Ruth's Hospitality Group, Inc...........................  58,503    699,696
   #Ryland Group, Inc. (The)................................  69,112  2,794,889
   #Saga Communications, Inc. Class A.......................   5,094    264,124
  #*Saks, Inc............................................... 243,217  3,896,336
    Salem Communications Corp. Class A......................  21,782    164,890
   *Sally Beauty Holdings, Inc.............................. 101,280  3,090,053
   #Scholastic Corp.........................................  38,702  1,180,411
   *Scientific Games Corp. Class A.......................... 141,786  1,932,543
    Scripps Networks Interactive, Inc. Class A..............  29,755  2,105,761
  #*Sears Holdings Corp.....................................  58,065  2,659,377
  #*Select Comfort Corp.....................................  45,800  1,046,530
    Service Corp. International/US.......................... 355,943  6,752,239
   *SHFL Entertainment, Inc.................................  93,688  2,131,402
    Shiloh Industries, Inc..................................  21,745    278,771
    Shoe Carnival, Inc......................................  33,863    904,481
  #*Shutterfly, Inc.........................................  63,397  3,397,445
    Signet Jewelers, Ltd.................................... 125,728  9,191,974
    Sinclair Broadcast Group, Inc. Class A..................  41,284  1,164,622
    Six Flags Entertainment Corp............................ 147,364  5,421,522
   *Skechers U.S.A., Inc. Class A...........................  63,932  1,744,065
  #*Skyline Corp............................................  10,884     53,223
   #Sonic Automotive, Inc. Class A..........................  73,765  1,633,157
   *Sonic Corp..............................................  43,011    661,079
   #Sotheby's...............................................  89,578  4,031,010
   *Spanish Broadcasting System, Inc. Class A...............   2,346      8,305
    Spartan Motors, Inc.....................................  47,982    290,771
    Speedway Motorsports, Inc...............................  60,411  1,115,791
   *Sport Chalet, Inc. Class A..............................   9,608     13,547
   *Sport Chalet, Inc. Class B..............................   1,292      1,854
   #Stage Stores, Inc.......................................  50,669  1,264,698
    Standard Motor Products, Inc............................  38,219  1,314,351
  #*Standard Pacific Corp................................... 317,059  2,593,543
   *Stanley Furniture Co., Inc..............................  15,342     52,930
   #Staples, Inc............................................ 205,802  3,502,750
    Starbucks Corp..........................................  67,563  4,813,188
    Starwood Hotels & Resorts Worldwide, Inc................  29,703  1,964,853
   *Starz - Liberty Capital (85571Q102)..................... 152,168  3,434,432
   *Starz - Liberty Capital (85571Q201).....................   5,224    117,122

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Stein Mart, Inc........................................  66,806 $   933,280
   *Steiner Leisure, Ltd...................................  23,401   1,355,854
   *Steinway Musical Instruments, Inc......................  17,981     653,609
   *Steven Madden, Ltd.....................................  58,541   3,010,178
    Stewart Enterprises, Inc. Class A...................... 114,611   1,505,989
   *Stoneridge, Inc........................................  45,235     546,439
    Strattec Security Corp.................................   4,792     196,184
   #Strayer Education, Inc.................................   7,822     346,202
   #Sturm Ruger & Co., Inc.................................  24,927   1,268,036
    Superior Industries International, Inc.................  42,144     767,442
    Superior Uniform Group, Inc............................  12,533     145,633
    Systemax, Inc..........................................  51,897     499,768
   *Tandy Leather Factory, Inc.............................   7,929      69,537
    Target Corp............................................ 146,665  10,449,881
  #*Tempur-Pedic International, Inc........................  18,061     716,119
   *Tenneco, Inc...........................................  37,500   1,812,375
  #*Tesla Motors, Inc......................................  32,845   4,410,427
    Texas Roadhouse, Inc................................... 116,481   2,846,796
   #Thor Industries, Inc...................................  88,137   4,763,805
    Tiffany & Co...........................................  42,344   3,366,771
    Time Warner Cable, Inc................................. 160,487  18,306,752
    Time Warner, Inc....................................... 510,336  31,773,519
    TJX Cos., Inc..........................................  74,256   3,864,282
  #*Toll Brothers, Inc..................................... 244,751   8,044,965
   *Tower International, Inc...............................     385       8,589
    Town Sports International Holdings, Inc................  26,956     340,185
    Tractor Supply Co......................................  61,800   7,485,834
    Trans World Entertainment Corp.........................   1,798       8,990
  #*Trinity Place Holdings, Inc............................  10,474      47,919
  #*TripAdvisor, Inc.......................................  53,030   3,978,311
   *TRW Automotive Holdings Corp........................... 117,968   8,648,234
   *Tuesday Morning Corp...................................  75,510     847,222
    Tupperware Brands Corp.................................  28,324   2,387,147
    Twenty-First Century Fox, Inc. Class A................. 846,333  25,288,430
    Twenty-First Century Fox, Inc. Class B................. 305,808   9,171,182
   *Ulta Salon Cosmetics & Fragrance, Inc..................  40,676   4,104,208
  #*Under Armour, Inc. Class A.............................  21,600   1,450,008
   *Unifi, Inc.............................................  29,133     668,311
   *Universal Electronics, Inc.............................  19,732     608,338
    Universal Technical Institute, Inc.....................  35,790     418,743
  #*UQM Technologies, Inc..................................  21,417      27,842
   *Urban Outfitters, Inc..................................  31,700   1,349,152
   *US Auto Parts Network, Inc.............................  39,333      47,200
    Vail Resorts, Inc......................................  58,686   3,930,788
   #Valassis Communications, Inc...........................  67,600   1,935,388
   #Value Line, Inc........................................   7,363      66,635
  #*Valuevision Media, Inc. Class A........................  82,152     487,161
    VF Corp................................................  37,138   7,316,186
    Viacom, Inc. Class A...................................   9,434     691,512
    Viacom, Inc. Class B................................... 131,900   9,598,363
   *Visteon Corp...........................................  82,031   5,403,382
  #*Vitacost.com, Inc......................................   8,179      72,957
  #*Vitamin Shoppe, Inc....................................  37,056   1,779,800

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Consumer Discretionary -- (Continued)
   *VOXX International Corp.............................  32,737 $      443,586
    Walking Co. Holdings, Inc. (The)....................     329          3,413
    Walt Disney Co. (The)............................... 830,524     53,693,377
   #Washington Post Co. (The) Class B...................  10,293      5,531,046
    Weight Watchers International, Inc..................  34,160      1,620,892
   *Wells-Gardner Electronics Corp......................   4,482          8,605
   #Wendy's Co. (The)................................... 642,820      4,570,450
   *West Marine, Inc....................................  33,252        361,117
  #*Wet Seal, Inc. (The) Class A........................ 145,614        639,245
    Weyco Group, Inc....................................  12,731        347,938
    Whirlpool Corp......................................  69,189      9,267,175
    Williams-Sonoma, Inc................................  76,155      4,482,483
    Winmark Corp........................................   4,323        310,824
   *Winnebago Industries, Inc...........................  47,064      1,125,771
   *WMS Industries, Inc.................................  76,842      1,978,681
   #Wolverine World Wide, Inc...........................  58,972      3,391,480
   #World Wrestling Entertainment, Inc. Class A.........  44,601        474,555
    Wyndham Worldwide Corp.............................. 180,614     11,252,252
   #Wynn Resorts, Ltd...................................  18,034      2,400,866
    Yum! Brands, Inc....................................  41,894      3,054,910
  #*Zagg, Inc...........................................  35,013        158,609
   *Zale Corp...........................................  50,207        465,921
  #*Zumiez, Inc.........................................  50,311      1,387,074
                                                                 --------------
Total Consumer Discretionary............................          1,309,021,097
                                                                 --------------
Consumer Staples -- (5.8%)
   #Alico, Inc..........................................  10,393        476,207
   *Alliance One International, Inc..................... 138,442        527,464
    Altria Group, Inc................................... 380,680     13,346,641
    Andersons, Inc. (The)...............................  31,049      1,841,827
    Archer-Daniels-Midland Co........................... 334,396     12,195,422
    Arden Group, Inc. Class A...........................   2,456        319,255
    Avon Products, Inc..................................  68,745      1,571,511
    B&G Foods, Inc......................................  70,216      2,446,325
    Beam, Inc........................................... 152,865      9,934,696
  #*Boston Beer Co., Inc. (The) Class A.................   3,133        560,744
   *Boulder Brands, Inc.................................  95,362      1,231,123
   #Bridgford Foods Corp................................   7,329         53,282
    Brown-Forman Corp. Class A..........................  20,355      1,506,270
   #Brown-Forman Corp. Class B..........................  26,010      1,885,985
    Bunge, Ltd.......................................... 155,361     11,808,990
    Cal-Maine Foods, Inc................................  34,125      1,729,455
    Calavo Growers, Inc.................................  24,237        658,277
   #Campbell Soup Co....................................  45,434      2,126,311
    Casey's General Stores, Inc.........................  62,732      4,154,740
    CCA Industries, Inc.................................   5,962         20,807
   *Central Garden and Pet Co...........................  26,310        197,062
   *Central Garden and Pet Co. Class A..................  60,553        456,570
   *Chiquita Brands International, Inc..................  86,616      1,046,321
   #Church & Dwight Co., Inc............................  87,322      5,562,411
    Clorox Co. (The)....................................  18,397      1,581,038
    Coca-Cola Bottling Co. Consolidated.................  11,016        703,482
    Coca-Cola Co. (The)................................. 439,242     17,604,819

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Coca-Cola Enterprises, Inc............................. 219,366 $ 8,235,000
   #Coffee Holding Co., Inc................................   5,400      36,828
    Colgate-Palmolive Co...................................  77,376   4,632,501
    ConAgra Foods, Inc..................................... 300,325  10,874,768
   *Constellation Brands, Inc. Class A..................... 209,075  10,890,717
   *Constellation Brands, Inc. Class B.....................   5,400     284,040
    Costco Wholesale Corp..................................  94,939  11,135,395
  #*Craft Brew Alliance, Inc...............................  22,081     198,729
  #*Crimson Wine Group, Ltd................................  24,913     224,217
   *Crystal Rock Holdings, Inc.............................     200         178
    CVS Caremark Corp...................................... 672,828  41,372,194
   *Darling International, Inc............................. 195,969   3,978,171
   *Dean Foods Co.......................................... 264,637   2,884,543
  #*Diamond Foods, Inc.....................................  29,698     605,542
   *Dole Food Co., Inc..................................... 140,856   1,817,042
    Dr Pepper Snapple Group, Inc...........................  82,726   3,866,613
   *Elizabeth Arden, Inc...................................  48,020   1,971,701
    Energizer Holdings, Inc................................  47,928   4,879,070
    Estee Lauder Cos., Inc. (The) Class A..................  37,796   2,481,307
   *Farmer Bros Co.........................................  22,748     362,376
    Flowers Foods, Inc..................................... 179,305   4,116,831
    Fresh Del Monte Produce, Inc...........................  92,455   2,597,061
  #*Fresh Market, Inc. (The)...............................   1,503      79,328
    General Mills, Inc..................................... 108,088   5,620,576
    Golden Enterprises, Inc................................   9,888      34,905
  #*Green Mountain Coffee Roasters, Inc....................  62,576   4,829,616
    Griffin Land & Nurseries, Inc..........................   6,027     191,779
  #*Hain Celestial Group, Inc. (The).......................  66,335   4,839,802
   *Harbinger Group, Inc...................................   8,503      67,684
    Harris Teeter Supermarkets, Inc........................  82,335   4,049,235
   #Herbalife, Ltd.........................................  44,162   2,892,611
    Hershey Co. (The)......................................  16,300   1,546,381
    Hillshire Brands Co....................................  40,460   1,424,597
    Hormel Foods Corp...................................... 129,444   5,481,953
   *IGI Laboratories, Inc..................................     647         938
    Ingles Markets, Inc. Class A...........................  19,663     559,609
    Ingredion, Inc......................................... 107,338   7,213,114
    Inter Parfums, Inc.....................................  50,912   1,679,078
   *Inventure Foods, Inc...................................   6,219      55,163
    J&J Snack Foods Corp...................................  31,311   2,494,860
    JM Smucker Co. (The)................................... 102,584  11,542,752
    John B Sanfilippo & Son, Inc...........................   8,216     177,301
    Kellogg Co.............................................  30,401   2,013,762
    Kimberly-Clark Corp....................................  43,048   4,253,142
    Kraft Foods Group, Inc................................. 291,931  16,517,456
   #Kroger Co. (The)....................................... 214,162   8,410,142
   #Lancaster Colony Corp..................................  34,035   2,825,926
   #Lifeway Foods, Inc.....................................   8,037     142,094
   #Limoneira Co...........................................     330       7,405
    Lorillard, Inc.........................................  50,472   2,146,574
   *Mannatech, Inc.........................................   2,000      26,720
    McCormick & Co., Inc. (579780107)......................   3,330     231,835
   #McCormick & Co., Inc. (579780206)......................  22,414   1,605,067

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Mead Johnson Nutrition Co..............................  24,949 $ 1,817,285
   *Medifast, Inc..........................................  23,165     633,331
    MGP Ingredients, Inc...................................  20,250     113,198
    Molson Coors Brewing Co. Class A.......................   1,020      51,408
    Molson Coors Brewing Co. Class B....................... 161,428   8,081,086
    Mondelez International, Inc. Class A................... 920,693  28,790,070
  #*Monster Beverage Corp..................................  37,800   2,305,422
    Nash Finch Co..........................................  18,070     423,741
    National Beverage Corp.................................  50,259     893,605
   *Natural Alternatives International, Inc................   7,028      34,367
    Nature's Sunshine Products, Inc........................     400       7,280
    Nu Skin Enterprises, Inc. Class A......................  62,985   5,268,065
    Nutraceutical International Corp.......................  14,228     316,146
    Oil-Dri Corp. of America...............................  10,212     325,354
   *Omega Protein Corp.....................................  31,549     264,065
   #Orchids Paper Products Co..............................   5,292     143,519
   *Overhill Farms, Inc....................................  20,281     100,999
   *Pantry, Inc. (The).....................................  35,589     443,083
    PepsiCo, Inc........................................... 188,490  15,746,455
    Philip Morris International, Inc....................... 176,742  15,761,852
   *Pilgrim's Pride Corp................................... 253,171   4,207,702
   *Post Holdings, Inc.....................................  53,401   2,477,272
   *Prestige Brands Holdings, Inc..........................  85,405   2,896,084
   #Pricesmart, Inc........................................  29,831   2,715,516
    Procter & Gamble Co. (The)............................. 646,219  51,891,386
    Reliv International, Inc...............................   8,132      29,763
   *Revlon, Inc. Class A...................................  43,675   1,095,806
    Reynolds American, Inc.................................  85,900   4,246,037
   *Rite Aid Corp.......................................... 394,127   1,182,381
    Rocky Mountain Chocolate Factory, Inc..................  11,858     158,186
   #Safeway, Inc........................................... 240,783   6,209,794
    Sanderson Farms, Inc...................................  38,376   2,710,881
    Seaboard Corp..........................................   1,240   3,496,800
   *Seneca Foods Corp. Class A.............................  13,971     491,081
   *Seneca Foods Corp. Class B.............................   1,999      70,145
  #*Smithfield Foods, Inc.................................. 241,341   8,012,521
   #Snyders-Lance, Inc..................................... 107,699   3,408,673
    Spartan Stores, Inc....................................  34,784     684,201
    Spectrum Brands Holdings, Inc..........................  83,516   4,711,973
  #*Susser Holdings Corp...................................  35,655   1,844,077
   #Sysco Corp.............................................  64,489   2,225,515
   *Tofutti Brands, Inc....................................   1,645       2,484
   #Tootsie Roll Industries, Inc...........................  60,027   2,032,514
   *TreeHouse Foods, Inc...................................  59,239   4,205,377
    Tyson Foods, Inc. Class A.............................. 296,508   8,189,551
   *United Natural Foods, Inc..............................  67,665   3,965,169
    United-Guardian, Inc...................................   4,655     129,176
   #Universal Corp.........................................  35,612   2,183,016
  #*USANA Health Sciences, Inc.............................  22,158   1,830,694
   #Vector Group, Ltd......................................  78,506   1,307,125
    Village Super Market, Inc. Class A.....................  10,894     401,444
    Wal-Mart Stores, Inc................................... 387,774  30,223,106
    Walgreen Co............................................ 475,167  23,877,142

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    WD-40 Co............................................    21,425 $  1,232,152
    Weis Markets, Inc...................................    40,839    2,050,935
  #*WhiteWave Foods Co. Class A.........................    64,837    1,211,804
   *WhiteWave Foods Co. Class B.........................    92,340    1,706,443
    Whole Foods Market, Inc.............................   111,644    6,205,174
                                                                   ------------
Total Consumer Staples..................................            582,992,695
                                                                   ------------
Energy -- (10.1%)
  #*Abraxas Petroleum Corp..............................    37,774       92,169
    Adams Resources & Energy, Inc.......................     6,454      431,579
    Alon USA Energy, Inc................................    94,311    1,288,288
  #*Alpha Natural Resources, Inc........................   354,561    1,928,812
    Anadarko Petroleum Corp.............................   277,978   24,606,613
    Apache Corp.........................................   192,631   15,458,638
  #*Approach Resources, Inc.............................    49,529    1,312,023
   #Arch Coal, Inc......................................   334,373    1,304,055
   *Atwood Oceanics, Inc................................   108,582    6,117,510
    Baker Hughes, Inc...................................   220,329   10,450,204
   *Barnwell Industries, Inc............................    10,714       37,928
   *Basic Energy Services, Inc..........................    68,017      778,114
   #Berry Petroleum Co. Class A.........................    76,632    3,107,428
  #*Bill Barrett Corp...................................    76,460    1,714,233
  #*BioFuel Energy Corp.................................       586        2,268
   *Black Ridge Oil and Gas, Inc........................     3,728        2,386
   #Bolt Technology Corp................................    13,925      252,460
   *Bonanza Creek Energy, Inc...........................    47,110    1,919,261
  #*BPZ Resources, Inc..................................   187,459      451,776
    Bristow Group, Inc..................................    59,800    4,066,998
  #*C&J Energy Services, Inc............................    88,232    1,707,289
    Cabot Oil & Gas Corp................................   130,470    9,892,235
  #*Cal Dive International, Inc.........................   136,372      267,289
   *Callon Petroleum Co.................................    59,051      236,204
   *Cameron International Corp..........................   107,036    6,347,235
   #CARBO Ceramics, Inc.................................    30,729    2,699,850
  #*Carrizo Oil & Gas, Inc..............................    66,498    2,105,992
   *Cheniere Energy, Inc................................   109,205    3,119,987
   #Chesapeake Energy Corp..............................   617,817   14,395,136
    Chevron Corp........................................ 1,071,581  134,901,332
    Cimarex Energy Co...................................    86,997    6,649,181
   *Clayton Williams Energy, Inc........................    18,098    1,030,319
  #*Clean Energy Fuels Corp.............................   131,913    1,702,997
   *Cloud Peak Energy, Inc..............................    95,478    1,530,512
   *Cobalt International Energy, Inc....................    30,619      883,358
    Comstock Resources, Inc.............................    78,516    1,316,713
   *Concho Resources, Inc...............................    53,496    4,798,056
    ConocoPhillips......................................   632,838   41,045,873
    CONSOL Energy, Inc..................................   110,438    3,426,891
    Contango Oil & Gas Co...............................    23,211      897,337
  #*Continental Resources, Inc..........................     8,245      761,013
   *Crimson Exploration, Inc............................    68,146      218,749
    Crosstex Energy, Inc................................    90,682    1,821,801
   *Dawson Geophysical Co...............................    12,288      443,351
    Delek US Holdings, Inc..............................    94,246    2,850,941

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   *Denbury Resources, Inc..............................   378,005 $  6,615,087
    Devon Energy Corp...................................   192,354   10,581,394
   #DHT Holdings, Inc...................................    11,574       53,819
   #Diamond Offshore Drilling, Inc......................    75,303    5,078,434
   *Double Eagle Petroleum Co...........................    13,728       47,911
   *Dresser-Rand Group, Inc.............................    58,960    3,588,895
   *Dril-Quip, Inc......................................    49,886    4,535,136
  #*Emerald Oil, Inc....................................    28,414      204,581
  #*Endeavour International Corp........................    69,811      297,395
    Energen Corp........................................    47,554    2,848,009
    Energy XXI Bermuda, Ltd.............................   125,664    3,374,078
   *ENGlobal Corp.......................................    27,850       27,131
    EOG Resources, Inc..................................   150,872   21,950,367
   *EPL Oil & Gas, Inc..................................    65,182    2,096,253
    EQT Corp............................................    31,401    2,716,186
   *Era Group, Inc......................................    33,062      806,382
   *Evolution Petroleum Corp............................    23,938      296,113
   *Exterran Holdings, Inc..............................   108,389    3,441,351
    Exxon Mobil Corp.................................... 1,994,366  186,971,812
   *FieldPoint Petroleum Corp...........................     9,928       42,095
   *FMC Technologies, Inc...............................    46,376    2,471,841
   *Forbes Energy Services, Ltd.........................     1,485        6,727
  #*FX Energy, Inc......................................    36,545      133,755
   *Geospace Technologies Corp..........................    17,164    1,277,173
  #*Gevo, Inc...........................................     8,138       14,974
  #*Global Geophysical Services, Inc....................    58,034      254,769
   *Green Plains Renewable Energy, Inc..................    50,430      835,121
   *Gulf Coast Ultra Deep Royalty Trust.................   203,138      426,590
    Gulf Island Fabrication, Inc........................    21,994      543,912
    Gulfmark Offshore, Inc. Class A.....................    43,790    2,156,657
   *Gulfport Energy Corp................................    87,738    4,667,662
  #*Halcon Resources Corp...............................    85,916      470,820
   #Halliburton Co......................................   117,429    5,306,617
  #*Harvest Natural Resources, Inc......................    65,844      271,277
   *Helix Energy Solutions Group, Inc...................   176,135    4,468,545
   #Helmerich & Payne, Inc..............................   108,050    6,828,760
   *Hercules Offshore, Inc..............................   251,482    1,735,226
    Hess Corp...........................................   156,493   11,652,469
   *HKN, Inc............................................       278       19,460
    HollyFrontier Corp..................................   233,319   10,627,680
   *Hornbeck Offshore Services, Inc.....................    58,368    3,090,586
   *ION Geophysical Corp................................   258,401    1,589,166
  #*James River Coal Co.................................    49,177       97,370
   *Key Energy Services, Inc............................   237,776    1,507,500
    Kinder Morgan, Inc..................................   220,515    8,326,646
    Knightsbridge Tankers, Ltd..........................     1,396       10,693
  #*Kodiak Oil & Gas Corp...............................   350,234    3,400,772
  #*Laredo Petroleum Holdings, Inc......................     8,906      195,130
  #*Lone Pine Resources, Inc............................    39,821       10,951
  #*Lucas Energy, Inc...................................    22,519       30,626
  #*Magnum Hunter Resources Corp........................   222,311      851,451
    Marathon Oil Corp...................................   362,290   13,172,864
    Marathon Petroleum Corp.............................   188,287   13,807,086

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
   *Matador Resources Co...................................   1,122 $    14,698
   *Matrix Service Co......................................  46,064     730,114
  #*McDermott International, Inc........................... 345,195   2,985,937
  #*Mexco Energy Corp......................................   2,059      11,458
   *Mitcham Industries, Inc................................  18,174     307,686
    Murphy Oil Corp........................................ 205,178  13,894,654
    Nabors Industries, Ltd................................. 490,299   7,545,702
    National Oilwell Varco, Inc............................ 219,355  15,392,140
   *Natural Gas Services Group, Inc........................  19,119     465,548
   *Newfield Exploration Co................................ 109,370   2,690,502
   *Newpark Resources, Inc................................. 139,388   1,594,599
    Noble Corp............................................. 254,304   9,714,413
    Noble Energy, Inc...................................... 198,440  12,400,516
   #Nordic American Tankers, Ltd...........................   9,013      85,443
  #*Northern Oil and Gas, Inc..............................  94,240   1,244,910
  #*Nuverra Environmental Solutions, Inc................... 400,571   1,181,684
   *Oasis Petroleum, Inc...................................  35,990   1,513,020
    Occidental Petroleum Corp.............................. 397,021  35,354,720
    Oceaneering International, Inc.........................  55,284   4,482,980
   *Oil States International, Inc..........................  85,471   8,310,345
  #*Overseas Shipholding Group, Inc........................  43,852     177,601
    Panhandle Oil and Gas, Inc. Class A....................  11,937     355,245
   *Parker Drilling Co..................................... 195,556   1,187,025
    Patterson-UTI Energy, Inc.............................. 244,669   4,837,106
  #*PDC Energy, Inc........................................  49,137   2,709,906
    Peabody Energy Corp.................................... 266,878   4,419,500
  #*Penn Virginia Corp.....................................  69,920     352,397
   *PetroQuest Energy, Inc.................................  99,733     448,798
   *PHI, Inc. (69336T106)..................................   2,686      95,353
   *PHI, Inc. (69336T205)..................................  19,671     692,419
    Phillips 66............................................ 330,183  20,306,254
   *Pioneer Energy Services Corp........................... 103,030     698,543
    Pioneer Natural Resources Co...........................  92,820  14,364,823
   *PostRock Energy Corp...................................   1,400       2,576
   *Pyramid Oil Co.........................................   3,900      17,433
    QEP Resources, Inc..................................... 154,802   4,719,913
  #*Quicksilver Resources, Inc.............................   7,576      10,985
    Range Resources Corp...................................  72,807   5,759,034
   *Renewable Energy Group, Inc............................  18,438     287,264
   #Rentech, Inc........................................... 296,041     633,528
   *REX American Resources Corp............................  19,000     691,410
  #*Rex Energy Corp........................................  88,614   1,700,503
  #*RigNet, Inc............................................   3,933     107,371
  #*Rosetta Resources, Inc.................................  63,914   2,915,118
   *Rowan Cos. P.L.C. Class A.............................. 208,340   7,156,479
  #*Royale Energy, Inc.....................................   3,300       8,910
   #RPC, Inc............................................... 237,456   3,400,370
  #*SandRidge Energy, Inc.................................. 782,923   4,243,443
    Schlumberger, Ltd...................................... 239,817  19,504,317
   #SEACOR Holdings, Inc...................................  34,362   3,008,737
    SemGroup Corp. Class A.................................  68,494   3,865,801
   #Ship Finance International, Ltd........................ 133,320   2,145,119
   #SM Energy Co........................................... 106,219   7,300,432

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Energy -- (Continued)
   *Southwestern Energy Co.............................. 209,616 $    8,131,005
   #Spectra Energy Corp.................................  79,490      2,860,845
   *Steel Excel, Inc....................................  15,552        451,008
   *Stone Energy Corp...................................  71,727      1,747,270
   *Superior Energy Services, Inc....................... 267,680      6,857,962
  #*Swift Energy Co.....................................  62,421        795,244
   *Synergy Resources Corp..............................  68,534        531,138
    Targa Resources Corp................................   5,721        390,001
   #Teekay Corp......................................... 114,167      4,529,005
   *Tesco Corp..........................................  52,682        697,510
    Tesoro Corp......................................... 217,506     12,365,216
  #*TETRA Technologies, Inc............................. 126,681      1,282,012
    TGC Industries, Inc.................................  32,159        288,466
    Tidewater, Inc......................................  82,428      4,862,428
    Transocean, Ltd..................................... 176,122      8,305,914
  #*Triangle Petroleum Corp.............................  67,486        479,151
  #*Ultra Petroleum Corp................................  86,132      1,864,758
   *Unit Corp...........................................  80,290      3,619,473
  #*Uranium Energy Corp.................................  13,761         31,788
  #*USEC, Inc...........................................   5,782        113,385
   *Vaalco Energy, Inc..................................  91,841        569,414
    Valero Energy Corp.................................. 327,949     11,730,736
  #*Verenium Corp.......................................     600          1,308
   #W&T Offshore, Inc................................... 115,425      1,880,273
   *Warren Resources, Inc............................... 107,751        309,245
  #*Weatherford International, Ltd...................... 639,947      8,933,660
   #Western Refining, Inc............................... 142,551      4,295,062
  #*Westmoreland Coal Co................................   9,348        119,374
   *Whiting Petroleum Corp.............................. 116,092      5,975,255
   *Willbros Group, Inc.................................  82,347        591,251
    Williams Cos., Inc. (The)........................... 198,070      6,768,052
   #World Fuel Services Corp............................ 113,632      4,402,104
  #*WPX Energy, Inc..................................... 157,285      3,021,445
  #*Zion Oil & Gas, Inc.................................  29,867         66,902
                                                                 --------------
Total Energy                                                      1,023,118,131
                                                                 --------------
Financials -- (19.1%)
   *1st Constitution Bancorp............................   3,197         30,659
    1st Source Corp.....................................  36,877      1,006,005
    1st United Bancorp Inc/Boca Raton...................  39,952        310,827
   #Access National Corp................................  11,632        177,155
    ACE, Ltd............................................ 177,882     16,254,857
   *Affiliated Managers Group, Inc......................  43,142      7,780,660
    Aflac, Inc.......................................... 235,879     14,549,017
   *Alexander & Baldwin, Inc............................  67,160      2,974,516
   *Alleghany Corp......................................  17,691      7,145,041
    Alliance Bancorp, Inc. of Pennsylvania..............   4,908         72,540
    Allied World Assurance Co. Holdings AG..............  62,835      5,947,333
    Allstate Corp. (The)................................ 247,324     12,608,578
   *Altisource Asset Management Corp....................   1,977        664,272
   *Altisource Portfolio Solutions SA...................  19,775      2,438,455
   *Altisource Residential Corp.........................   6,591        126,349
    Ameriana Bancorp....................................     898          9,887

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *American Capital, Ltd................................   518,772 $ 7,086,426
   #American Equity Investment Life Holding Co...........    97,336   1,771,515
    American Express Co..................................   144,663  10,671,790
    American Financial Group, Inc........................   153,281   7,923,095
   *American Independence Corp...........................     5,200      39,936
   *American International Group, Inc....................   748,954  34,084,897
    American National Bankshares, Inc....................     8,116     193,485
    American National Insurance Co.......................    32,156   3,617,550
   *American River Bankshares............................     7,316      65,112
   *American Safety Insurance Holdings, Ltd..............    15,587     466,987
   *American Spectrum Realty, Inc........................     1,280       3,354
    Ameriprise Financial, Inc............................   219,392  19,525,888
   *Ameris Bancorp.......................................    35,058     674,866
    AMERISAFE, Inc.......................................    30,706   1,097,125
    AmeriServ Financial, Inc.............................    18,864      56,026
   #Amtrust Financial Services, Inc......................   109,388   4,553,822
    Aon P.L.C............................................   154,392  10,421,460
  #*Arch Capital Group, Ltd..............................   139,974   7,579,592
    Argo Group International Holdings, Ltd...............    49,201   2,196,825
   #Arrow Financial Corp.................................    18,375     483,997
    Arthur J Gallagher & Co..............................    93,055   4,129,781
    Aspen Insurance Holdings, Ltd........................   112,534   4,218,900
    Associated Banc-Corp.................................   277,747   4,705,034
    Assurant, Inc........................................   137,241   7,432,973
    Assured Guaranty, Ltd................................   317,614   6,873,167
    Asta Funding, Inc....................................    19,482     171,636
    Astoria Financial Corp...............................   152,786   1,863,989
    Atlantic American Corp...............................    11,687      45,346
   *Atlantic Coast Financial Corp........................     1,723       8,288
  #*Atlanticus Holdings Corp.............................    36,049     136,986
    Auburn National BanCorp., Inc........................     1,955      43,948
   *AV Homes, Inc........................................    16,627     268,526
    Axis Capital Holdings, Ltd...........................   141,093   6,146,011
    Baldwin & Lyons, Inc. Class A........................     2,126      55,978
    Baldwin & Lyons, Inc. Class B........................    15,999     427,333
   #Banc of California, Inc..............................    14,362     211,409
    Bancfirst Corp.......................................    29,967   1,566,675
    Bancorp of New Jersey, Inc...........................       200       3,050
   *Bancorp, Inc.........................................    54,746     821,190
   #BancorpSouth, Inc....................................   155,210   3,049,876
    Bank Mutual Corp.....................................    65,147     404,563
    Bank of America Corp................................. 6,005,716  87,683,454
    Bank of Commerce Holdings............................     8,161      43,090
   #Bank of Hawaii Corp..................................    72,861   4,053,986
    Bank of Kentucky Financial Corp......................     5,476     150,316
    Bank of New York Mellon Corp. (The)..................   611,569  19,233,845
    Bank of the Ozarks, Inc..............................    58,823   2,810,563
    BankFinancial Corp...................................    27,930     240,198
    BankUnited, Inc......................................   163,355   4,939,855
    Banner Corp..........................................    32,376   1,200,502
    Bar Harbor Bankshares................................     5,080     199,441
    BB&T Corp............................................   356,556  12,725,484
    BBCN Bancorp, Inc....................................   130,687   1,909,337

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
  #*BBX Capital Corp. Class A............................     2,975 $    42,215
    BCB Bancorp, Inc.....................................     9,933     104,594
   *BCSB Bancorp, Inc....................................     1,647      40,829
   *Beneficial Mutual Bancorp, Inc.......................   115,454     995,213
    Berkshire Bancorp, Inc...............................     3,850      32,494
   *Berkshire Hathaway, Inc. Class B.....................   232,188  26,903,624
    Berkshire Hills Bancorp, Inc.........................    38,312     999,943
   #BGC Partners, Inc. Class A...........................   180,957   1,136,410
    BlackRock, Inc.......................................    73,022  20,589,283
  #*BofI Holding, Inc....................................    22,709   1,231,963
    BOK Financial Corp...................................    94,413   6,296,403
    Boston Private Financial Holdings, Inc...............   130,785   1,445,174
    Bridge Bancorp, Inc..................................     6,184     132,585
   *Bridge Capital Holdings..............................    11,048     182,182
    Brookline Bancorp, Inc...............................   115,328   1,137,134
    Brown & Brown, Inc...................................   229,391   7,567,609
    Bryn Mawr Bank Corp..................................    21,466     600,189
    C&F Financial Corp...................................     2,201     118,942
   #Calamos Asset Management, Inc. Class A...............    34,076     362,909
    California First National Bancorp....................     8,102     140,084
   *Camco Financial Corp.................................     4,832      20,971
    Camden National Corp.................................    11,741     456,842
    Cape Bancorp, Inc....................................     6,875      64,487
   *Capital Bank Financial Corp. Class A.................     3,547      67,748
   *Capital City Bank Group, Inc.........................    22,959     287,447
    Capital One Financial Corp...........................   294,100  20,298,782
   oCapital Properties, Inc..............................     1,260       1,260
    Capital Properties, Inc. Class A.....................     1,400      10,864
    Capital Southwest Corp...............................     4,875     706,777
    CapitalSource, Inc...................................   467,159   5,652,624
   #Capitol Federal Financial, Inc.......................   248,364   3,131,870
    Cardinal Financial Corp..............................    49,920     816,691
   *Carolina Bank Holdings, Inc..........................     1,200      13,020
   #Cash America International, Inc......................    47,008   1,974,336
    Cathay General Bancorp...............................   130,456   3,099,635
    CBOE Holdings, Inc...................................    10,475     524,797
   *CBRE Group, Inc. Class A.............................    48,551   1,124,927
    Center Bancorp, Inc..................................    21,998     331,510
    Centerstate Banks, Inc...............................    41,922     413,351
  #*Central Pacific Financial Corp.......................    14,372     267,175
    Century Bancorp, Inc. Class A........................     3,952     140,573
    CFS Bancorp, Inc.....................................     2,552      30,471
    Charles Schwab Corp. (The)...........................   206,046   4,551,556
   #Charter Financial Corp...............................     4,056      44,170
    Chemical Financial Corp..............................    42,371   1,265,198
    Chicopee Bancorp, Inc................................     7,105     123,840
    Chubb Corp. (The)....................................   145,404  12,577,446
    Cincinnati Financial Corp............................   169,849   8,322,601
   *CIT Group, Inc.......................................   210,488  10,547,554
    Citigroup, Inc....................................... 1,693,016  88,273,854
    Citizens Community Bancorp, Inc......................     5,940      44,847
    Citizens Holding Co..................................     2,412      42,813
   *Citizens, Inc........................................    72,414     517,036

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    City Holding Co........................................  26,028 $ 1,151,999
   #City National Corp.....................................  89,955   6,254,571
   #CKX Lands, Inc.........................................   2,161      30,816
    Clifton Savings Bancorp, Inc...........................  35,727     444,801
    CME Group, Inc......................................... 158,780  11,746,544
    CNA Financial Corp..................................... 239,941   8,520,305
    CNB Financial Corp.....................................  12,743     227,845
    CNO Financial Group, Inc............................... 360,876   5,153,309
    CoBiz Financial, Inc...................................  60,442     606,838
    Codorus Valley Bancorp, Inc............................   2,980      53,998
   #Cohen & Steers, Inc....................................  21,767     748,132
   *Colonial Financial Services, Inc.......................   2,537      36,114
   *Colony Bankcorp, Inc...................................   3,512      25,427
    Columbia Banking System, Inc...........................  72,537   1,811,974
    Comerica, Inc.......................................... 199,974   8,506,894
   #Commerce Bancshares, Inc............................... 145,834   6,654,405
    Commercial National Financial Corp.....................   2,306      49,233
   #Community Bank System, Inc.............................  69,471   2,330,057
   *Community Bankers Trust Corp...........................   1,768       6,824
    Community Trust Bancorp, Inc...........................  25,584   1,019,522
   *Community West Bancshares..............................   3,113      17,542
   *CommunityOne Bancorp...................................     122       1,037
   #Consolidated-Tomoka Land Co............................   7,914     307,459
   *Consumer Portfolio Services, Inc.......................  25,693     167,004
    Corrections Corp. of America........................... 174,249   5,758,929
   *Cowen Group, Inc. Class A.............................. 134,452     434,280
    Crawford & Co. Class A.................................  36,643     241,477
    Crawford & Co. Class B.................................  38,504     302,641
   *Credit Acceptance Corp.................................  28,720   3,230,713
   #Cullen/Frost Bankers, Inc..............................  98,085   7,066,043
    CVB Financial Corp..................................... 166,116   2,174,458
  #*DFC Global Corp........................................  65,826   1,019,645
   #Diamond Hill Investment Group, Inc.....................   2,604     269,592
    Dime Community Bancshares, Inc.........................  59,101   1,037,223
    Discover Financial Services............................ 238,701  11,818,087
    Donegal Group, Inc. Class A............................  29,981     412,239
   #Donegal Group, Inc. Class B............................   5,678     134,569
  #*Doral Financial Corp...................................     340       8,155
  #*E*TRADE Financial Corp................................. 481,173   7,169,478
    Eagle Bancorp Montana, Inc.............................     751       8,606
    East West Bancorp, Inc................................. 228,039   7,030,442
    Eastern Insurance Holdings, Inc........................  10,923     213,326
  #*Eastern Virginia Bankshares, Inc.......................   3,292      19,587
    Eaton Vance Corp.......................................  42,432   1,717,223
   *eHealth, Inc...........................................  32,294     992,718
    EMC Insurance Group, Inc...............................  18,772     544,388
    Employers Holdings, Inc................................  53,620   1,409,670
  #*Encore Capital Group, Inc..............................  41,665   1,619,102
    Endurance Specialty Holdings, Ltd......................  72,747   3,828,675
   *Enstar Group, Ltd......................................  22,309   3,205,357
   #Enterprise Bancorp, Inc................................   8,838     177,732
    Enterprise Financial Services Corp.....................  26,367     488,581
    Erie Indemnity Co. Class A.............................  44,654   3,588,842

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   #ESB Financial Corp.....................................  20,940 $   274,523
    ESSA Bancorp, Inc......................................  21,343     242,243
    Evans Bancorp, Inc.....................................   2,684      52,365
    Evercore Partners, Inc. Class A........................  44,075   2,090,036
    Everest Re Group, Ltd..................................  57,189   7,636,447
   *Ezcorp, Inc. Class A...................................  84,046   1,519,552
   *Farmers Capital Bank Corp..............................   6,545     159,829
    FBL Financial Group, Inc. Class A......................  44,583   1,971,906
    Federal Agricultural Mortgage Corp. Class A............   1,506      43,651
    Federal Agricultural Mortgage Corp. Class C............  14,067     437,343
   #Federated Investors, Inc. Class B......................  61,483   1,784,851
    Federated National Holding Co..........................   6,646      67,723
    Fidelity National Financial, Inc. Class A.............. 327,791   8,024,324
    Fidelity Southern Corp.................................   9,819     151,612
    Fifth Third Bancorp.................................... 879,386  16,910,593
    Financial Institutions, Inc............................  19,507     392,676
   *First Acceptance Corp..................................  34,466      63,417
    First American Financial Corp.......................... 175,006   3,977,886
  #*First BanCorp..........................................  36,904     277,887
    First Bancorp..........................................  25,704     406,894
    First Bancorp of Indiana, Inc..........................     700       9,940
   #First Bancorp, Inc.....................................  12,744     228,118
   *First Bancshares, Inc. (318687100).....................     569       4,421
    First Bancshares, Inc. (318916103).....................     588       7,350
    First Busey Corp....................................... 137,391     685,581
   #First Business Financial Services, Inc.................   2,063      67,935
   *First Cash Financial Services, Inc.....................  40,969   2,187,745
    First Citizens BancShares, Inc. Class A................  12,723   2,665,468
    First Commonwealth Financial Corp...................... 167,614   1,258,781
    First Community Bancshares, Inc........................  27,621     440,831
    First Defiance Financial Corp..........................  12,393     327,175
  #*First Federal Bancshares of Arkansas, Inc..............   5,920      58,312
   *First Federal of Northern Michigan Bancorp, Inc........   1,458       6,371
    First Financial Bancorp................................  93,326   1,503,482
   #First Financial Bankshares, Inc........................  50,166   3,092,734
    First Financial Corp...................................  21,182     702,395
    First Financial Holdings, Inc..........................  34,077   1,889,212
   #First Financial Northwest, Inc.........................  21,460     228,764
   *First Financial Service Corp...........................   1,956       7,022
   #First Horizon National Corp............................ 397,860   4,905,614
    First Interstate Bancsystem, Inc.......................  26,518     625,029
   #First M&F Corp.........................................   7,764     137,656
   *First Marblehead Corp. (The)........................... 115,568     196,466
    First Merchants Corp...................................  47,565     890,417
    First Midwest Bancorp, Inc............................. 123,103   1,879,783
    First Niagara Financial Group, Inc..................... 592,045   6,328,961
   *First Place Financial Corp.............................  23,310          75
    First Republic Bank....................................  27,320   1,179,951
   *First South Bancorp, Inc...............................  10,177      66,863
   *First United Corp......................................   5,415      40,721
    First West Virginia Bancorp............................     752      12,709
    Firstbank Corp.........................................   6,355     102,188
    FirstMerit Corp........................................ 229,123   5,136,938

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
  #*Flagstar Bancorp, Inc..................................  50,993 $   836,285
    Flushing Financial Corp................................  50,127     950,408
    FNB Corp............................................... 232,760   2,942,086
   *Forest City Enterprises, Inc. Class A.................. 245,944   4,308,939
   *Forest City Enterprises, Inc. Class B..................  13,338     234,015
   *Forestar Group, Inc....................................  55,906   1,208,129
  #*Fortegra Financial Corp................................   1,154       7,789
    Fox Chase Bancorp, Inc.................................  26,803     469,589
    Franklin Financial Corp................................   1,219      22,271
   #Franklin Resources, Inc................................  73,653   3,600,159
    Fulton Financial Corp.................................. 334,196   4,207,528
   #FXCM, Inc. Class A.....................................  12,706     209,649
    GAINSCO, Inc...........................................   1,100       8,662
    GAMCO Investors, Inc. Class A..........................   8,812     497,085
   *Genworth Financial, Inc. Class A....................... 663,329   8,616,644
    Geo Group, Inc. (The).................................. 111,325   3,865,204
    German American Bancorp, Inc...........................  18,170     502,764
    GFI Group, Inc......................................... 186,276     745,104
   #Glacier Bancorp, Inc................................... 114,597   2,789,291
  #*Gleacher & Co., Inc....................................   4,182      56,582
   *Global Indemnity P.L.C.................................  25,376     659,268
    Goldman Sachs Group, Inc. (The)........................ 240,919  39,517,944
    Gouverneur Bancorp, Inc................................     600       6,540
    Great Southern Bancorp, Inc............................  20,689     604,119
  #*Green Dot Corp. Class A................................  23,260     541,493
   #Greenhill & Co., Inc...................................  24,565   1,236,602
  #*Greenlight Capital Re, Ltd. Class A....................  46,828   1,238,132
    Guaranty Bancorp.......................................   5,874      73,660
   *Guaranty Federal Bancshares, Inc.......................   1,840      23,497
  #*Hallmark Financial Services, Inc.......................  25,575     249,868
    Hampden Bancorp, Inc...................................   4,784      74,583
   *Hampton Roads Bankshares, Inc..........................     912       1,550
    Hancock Holding Co..................................... 136,336   4,466,367
   *Hanmi Financial Corp...................................  51,626     877,642
    Hanover Insurance Group, Inc. (The)....................  74,750   4,023,792
    Harleysville Savings Financial Corp....................   3,569      68,168
  #*Harris & Harris Group, Inc.............................  39,920     124,550
    Hartford Financial Services Group, Inc................. 469,814  14,498,460
    Hawthorn Bancshares, Inc...............................   2,685      35,204
    HCC Insurance Holdings, Inc............................ 168,319   7,495,245
   #HCI Group, Inc.........................................  18,190     663,935
    Heartland Financial USA, Inc...........................  25,415     711,620
   *Heritage Commerce Corp.................................  36,457     267,959
    Heritage Financial Corp................................  23,199     368,632
    Heritage Financial Group, Inc..........................   9,512     182,060
    HF Financial Corp......................................   5,606      75,289
    HFF, Inc. Class A......................................  54,093   1,135,953
   *Hilltop Holdings, Inc..................................  95,148   1,620,370
   #Hingham Institution for Savings........................   1,548     111,255
   *HMN Financial, Inc.....................................   2,615      19,142
   *Home Bancorp, Inc......................................   8,770     160,052
    Home BancShares, Inc...................................  93,033   2,541,662
    Home Federal Bancorp, Inc..............................  22,353     313,389

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    HopFed Bancorp, Inc.................................     3,213 $     35,696
    Horace Mann Educators Corp..........................    61,432    1,740,983
    Horizon Bancorp.....................................     4,783      114,649
   *Howard Hughes Corp. (The)...........................    60,734    6,632,760
    Hudson City Bancorp, Inc............................   798,053    7,629,387
    Hudson Valley Holding Corp..........................    25,014      518,290
    Huntington Bancshares, Inc..........................   889,026    7,601,172
    Iberiabank Corp.....................................    46,076    2,709,269
   *ICG Group, Inc......................................    60,300      731,439
  #*Imperial Holdings, Inc..............................     1,691       12,530
    Independence Holding Co.............................    18,425      258,503
   #Independent Bank Corp. (453836108)..................    33,204    1,236,517
   *Independent Bank Corp. (453838609)..................     8,213       64,061
    Infinity Property & Casualty Corp...................    19,978    1,298,770
    Interactive Brokers Group, Inc. Class A.............    77,648    1,257,898
  #*IntercontinentalExchange, Inc.......................    47,289    8,627,878
   *InterGroup Corp. (The)..............................       677       14,129
    International Bancshares Corp.......................   105,082    2,544,035
  #*Intervest Bancshares Corp. Class A..................    23,302      172,435
   *INTL. FCStone, Inc..................................    27,478      508,618
    Invesco, Ltd........................................   451,532   14,534,815
   *Investment Technology Group, Inc....................    51,038      725,250
    Investors Bancorp, Inc..............................   194,062    4,308,176
   *Investors Capital Holdings, Ltd.....................     5,019       23,941
   #Investors Title Co..................................     2,281      170,094
   *Jacksonville Bancorp, Inc...........................       448          233
   #Janus Capital Group, Inc............................   299,466    2,805,996
   *Jefferson Bancshares, Inc...........................     2,704       15,656
    JMP Group, Inc......................................    30,003      213,021
    Jones Lang LaSalle, Inc.............................    68,985    6,279,705
    JPMorgan Chase & Co................................. 2,112,565  117,733,247
   *KCG Holdings, Inc. Class A..........................    14,443      133,164
   *Kearny Financial Corp...............................    96,018      994,746
    Kemper Corp.........................................    92,503    3,232,980
    Kennedy-Wilson Holdings, Inc........................    83,647    1,430,364
    Kentucky First Federal Bancorp......................     3,283       28,201
    KeyCorp.............................................   979,536   12,038,497
    Lake Shore Bancorp, Inc.............................       449        5,262
    Lakeland Bancorp, Inc...............................    51,188      575,353
    Lakeland Financial Corp.............................    25,199      795,028
    Landmark Bancorp Inc/Manhattan......................     2,307       47,270
    Lazard, Ltd. Class A................................     6,983      253,902
   #Legg Mason, Inc.....................................   222,398    7,648,267
    Leucadia National Corp..............................   498,666   13,379,209
    Life Partners Holdings, Inc.........................    19,377       50,768
    Lincoln National Corp...............................   292,817   12,201,684
    LNB Bancorp, Inc....................................    13,999      127,111
    Loews Corp..........................................   183,672    8,366,260
   *Louisiana Bancorp Inc/Metaire.......................     3,600       65,592
    LPL Financial Holdings, Inc.........................   109,181    4,155,429
    LSB Financial Corp..................................       837       20,674
   #M&T Bank Corp.......................................   123,465   14,428,120
  #*Macatawa Bank Corp..................................    39,247      203,692

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   *Magyar Bancorp, Inc....................................   2,122 $    12,711
    Maiden Holdings, Ltd................................... 110,820   1,347,571
    MainSource Financial Group, Inc........................  29,780     430,619
  #*Malvern Bancorp, Inc...................................     694       8,321
    Manning & Napier, Inc..................................   1,063      19,081
   *Markel Corp............................................  19,361  10,261,330
    MarketAxess Holdings, Inc..............................  44,173   2,283,744
    Marlin Business Services Corp..........................  19,632     449,180
    Marsh & McLennan Cos., Inc............................. 132,000   5,526,840
   *Maui Land & Pineapple Co., Inc.........................   7,073      29,883
    Mayflower Bancorp, Inc.................................     768      15,114
    MB Financial, Inc......................................  90,773   2,612,447
   *MBIA, Inc.............................................. 370,356   4,999,806
   *MBT Financial Corp.....................................  12,903      51,096
    MCG Capital Corp....................................... 113,797     624,746
    McGraw-Hill Cos., Inc. (The)...........................  27,929   1,727,688
    Meadowbrook Insurance Group, Inc.......................  75,195     570,730
    Medallion Financial Corp...............................  35,499     535,680
    Mercantile Bank Corp...................................  10,417     208,027
    Merchants Bancshares, Inc..............................   9,216     286,065
   #Mercury General Corp...................................  90,874   4,016,631
   *Meridian Interstate Bancorp, Inc.......................  28,404     581,146
    Meta Financial Group, Inc..............................   3,022      88,907
    MetLife, Inc........................................... 512,756  24,827,646
   *Metro Bancorp, Inc.....................................  20,331     444,436
    MetroCorp Bancshares, Inc..............................  11,058     118,321
   *MGIC Investment Corp................................... 277,958   2,123,599
    MicroFinancial, Inc....................................  16,382     133,022
    Mid Penn Bancorp, Inc..................................   1,624      18,635
    MidSouth Bancorp, Inc..................................  12,123     197,605
    MidWestOne Financial Group, Inc........................   7,672     200,162
    Montpelier Re Holdings, Ltd............................ 100,596   2,717,098
    Moody's Corp...........................................  48,188   3,265,701
    Morgan Stanley......................................... 769,439  20,936,435
    MSB Financial Corp.....................................   1,360      10,234
  #*MSCI, Inc.............................................. 142,440   4,992,522
    MutualFirst Financial, Inc.............................   6,697      99,183
    NASDAQ OMX Group, Inc. (The)........................... 259,253   8,399,797
    National Interstate Corp...............................  27,018     736,240
    National Penn Bancshares, Inc.......................... 243,085   2,622,887
    National Security Group, Inc...........................     977       6,976
    National Western Life Insurance Co. Class A............   3,479     744,332
    Naugatuck Valley Financial Corp........................   2,250      17,707
   *Navigators Group, Inc. (The)...........................  29,842   1,729,642
   #NBT Bancorp, Inc.......................................  78,928   1,781,405
    Nelnet, Inc. Class A...................................  54,852   2,132,646
   *New Century Bancorp, Inc...............................   2,277      14,846
    New Hampshire Thrift Bancshares, Inc...................   5,906      82,507
   #New York Community Bancorp, Inc........................ 452,424   6,863,272
   *NewBridge Bancorp......................................  16,536     135,430
   *Newport Bancorp, Inc...................................   2,670      46,538
   *NewStar Financial, Inc.................................  72,656   1,118,902
    Nicholas Financial, Inc................................   8,516     132,594

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   *North Valley Bancorp...................................   1,037 $    18,044
    Northeast Bancorp......................................     301       3,037
    Northeast Community Bancorp, Inc.......................  10,493      68,834
    Northern Trust Corp.................................... 162,259   9,498,642
   #Northfield Bancorp, Inc................................  92,587   1,085,120
    Northrim BanCorp, Inc..................................   8,061     205,717
    Northway Financial, Inc................................   2,363      41,565
    Northwest Bancshares, Inc.............................. 157,095   2,171,053
    Norwood Financial Corp.................................   2,272      66,138
    NYSE Euronext.......................................... 260,317  10,974,965
    Ocean Shore Holding Co.................................   8,012     120,180
    OceanFirst Financial Corp..............................  27,651     472,279
  #*Ocwen Financial Corp................................... 209,008   9,952,961
    OFG Bancorp............................................  74,662   1,379,007
    Ohio Valley Banc Corp..................................   3,467      77,002
   #Old Line Bancshares, Inc...............................   4,134      54,073
    Old National Bancorp................................... 166,056   2,392,867
    Old Republic International Corp........................ 433,931   6,270,303
  #*Old Second Bancorp, Inc................................  13,666      83,089
   *OmniAmerican Bancorp, Inc..............................  18,051     426,726
    OneBeacon Insurance Group, Ltd. Class A................  42,145     611,102
    Oppenheimer Holdings, Inc. Class A.....................  13,829     264,964
    Oritani Financial Corp.................................  78,332   1,273,678
    Pacific Continental Corp...............................  25,226     311,037
   *Pacific Mercantile Bancorp.............................  10,106      62,657
   *Pacific Premier Bancorp, Inc...........................   7,368      96,005
    PacWest Bancorp........................................  64,475   2,283,704
   #Park National Corp.....................................  21,931   1,730,356
   *Park Sterling Corp.....................................  27,958     187,319
    PartnerRe, Ltd.........................................  66,918   5,991,838
   *Patriot National Bancorp, Inc..........................   1,300       1,859
    Peapack Gladstone Financial Corp.......................  11,403     223,043
    Penns Woods Bancorp, Inc...............................   6,023     276,697
   #People's United Financial, Inc......................... 549,952   8,249,280
    Peoples Bancorp of North Carolina, Inc.................   4,359      60,285
    Peoples Bancorp, Inc...................................  16,544     372,075
    Peoples Bancorp/Auburn.................................   1,479      32,168
   *PHH Corp...............................................  85,169   1,929,930
   *Phoenix Cos., Inc. (The)...............................   8,763     373,917
   *PICO Holdings, Inc.....................................  36,902     807,785
   *Pinnacle Financial Partners, Inc.......................  57,965   1,650,843
   *Piper Jaffray Cos......................................  23,362     783,795
    Platinum Underwriters Holdings, Ltd....................  60,202   3,497,134
    PNC Financial Services Group, Inc. (The)............... 279,660  21,268,143
   *Popular, Inc........................................... 171,361   5,637,777
   *Porter Bancorp, Inc....................................  11,060      18,913
  #*Portfolio Recovery Associates, Inc.....................  27,693   4,134,842
   *Preferred Bank.........................................   4,437      75,385
    Premier Financial Bancorp, Inc.........................   6,752      83,725
    Primerica, Inc.........................................  92,700   3,804,408
   *Primus Guaranty, Ltd...................................  34,369     347,127
    Principal Financial Group, Inc......................... 312,995  13,571,463
    PrivateBancorp, Inc.................................... 119,275   2,813,697

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    ProAssurance Corp....................................   102,852 $ 5,505,668
    Progressive Corp. (The)..............................   270,588   7,037,994
   #Prosperity Bancshares, Inc...........................   100,291   5,919,175
   #Protective Life Corp.................................   130,735   5,664,748
    Provident Financial Holdings, Inc....................    13,977     244,597
    Provident Financial Services, Inc....................    91,196   1,622,377
    Provident New York Bancorp...........................    56,668     614,848
   *Prudential Bancorp, Inc. of Pennsylvania.............     6,633      64,804
    Prudential Financial, Inc............................   240,629  19,002,472
   *PSB Holdings, Inc....................................     3,341      20,731
   #Pulaski Financial Corp...............................    14,284     142,983
    Pzena Investment Management, Inc. Class A............     4,045      28,800
    QC Holdings, Inc.....................................    17,425      46,873
    QCR Holdings, Inc....................................     2,716      42,505
    Radian Group, Inc....................................   195,407   2,745,468
    Raymond James Financial, Inc.........................   171,935   7,577,175
    Regions Financial Corp............................... 1,515,970  15,174,860
    Reinsurance Group of America, Inc....................   121,401   8,266,194
    RenaissanceRe Holdings, Ltd..........................    79,147   6,883,415
    Renasant Corp........................................    40,617   1,112,906
   #Republic Bancorp, Inc. Class A.......................    27,977     732,158
   *Republic First Bancorp, Inc..........................    20,055      67,385
    Resource America, Inc. Class A.......................    25,836     214,439
   *Riverview Bancorp, Inc...............................    12,542      32,609
    RLI Corp.............................................    34,616   2,857,205
    Rockville Financial, Inc.............................    43,857     574,527
    Roma Financial Corp..................................    37,277     711,991
   *Royal Bancshares of Pennsylvania, Inc. Class A.......     6,756      12,296
   #Ryman Hospitality Properties.........................    72,581   2,703,642
    S&T Bancorp, Inc.....................................    48,133   1,178,296
   *Safeguard Scientifics, Inc...........................    33,090     494,695
    Safety Insurance Group, Inc..........................    24,634   1,324,570
    Salisbury Bancorp, Inc...............................     1,248      37,378
    Sandy Spring Bancorp, Inc............................    38,129     931,873
    SB Financial Group, Inc..............................     2,715      21,448
  #*Seacoast Banking Corp. of Florida....................    37,115      87,591
   *Security National Financial Corp. Class A............     2,968      17,927
    SEI Investments Co...................................   127,149   4,019,180
    Selective Insurance Group, Inc.......................    91,857   2,245,904
   *Shore Bancshares, Inc................................     6,595      52,232
    SI Financial Group, Inc..............................    10,062     113,902
   *Siebert Financial Corp...............................     8,302      13,117
    Sierra Bancorp.......................................    16,140     254,689
  #*Signature Bank.......................................    64,459   5,901,221
    Simmons First National Corp. Class A.................    26,251     717,965
    Simplicity Bancorp, Inc..............................    11,596     171,737
    SLM Corp.............................................   351,367   8,682,279
   *Southcoast Financial Corp............................     5,486      30,335
   oSouthern Community Financial.........................    13,882       3,054
   *Southern First Bancshares, Inc.......................     3,032      40,083
   #Southern Missouri Bancorp, Inc.......................     1,461      39,082
   #Southern National Bancorp of Virginia, Inc...........     1,825      18,086
   #Southside Bancshares, Inc............................    28,838     720,662

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *Southwest Bancorp, Inc...............................    29,265 $   437,804
    Southwest Georgia Financial Corp.....................     1,954      19,970
  #*St Joe Co. (The).....................................   106,833   2,422,972
    StanCorp Financial Group, Inc........................    68,136   3,617,340
    State Auto Financial Corp............................    54,992   1,116,338
    State Street Corp....................................   248,017  17,279,344
    StellarOne Corp......................................    34,204     724,441
    Sterling Bancorp.....................................    48,479     656,890
    Stewart Information Services Corp....................    32,022     990,440
   *Stifel Financial Corp................................   105,085   3,956,450
   *Stratus Properties, Inc..............................     6,860      88,151
   *Suffolk Bancorp......................................    18,997     344,796
    Summit State Bank....................................     4,397      44,322
  #*Sun Bancorp, Inc.....................................    50,901     168,991
    SunTrust Banks, Inc..................................   273,245   9,506,194
    Susquehanna Bancshares, Inc..........................   311,696   4,145,557
   *Sussex Bancorp.......................................     2,871      19,293
   *SVB Financial Group..................................    70,678   6,164,535
   *SWS Group, Inc.......................................    32,323     192,645
    SY Bancorp, Inc......................................    21,632     597,692
    Symetra Financial Corp...............................   135,402   2,434,528
    Synovus Financial Corp............................... 1,326,085   4,415,863
    T Rowe Price Group, Inc..............................    31,459   2,366,975
   *Taylor Capital Group, Inc............................    42,479     952,804
   #TCF Financial Corp...................................   273,890   4,174,084
    TD Ameritrade Holding Corp...........................   239,738   6,480,118
    Teche Holding Co.....................................     2,166      98,835
   *Tejon Ranch Co.......................................    32,823   1,109,089
    Territorial Bancorp, Inc.............................    16,671     379,099
   #Teton Advisors, Inc. Class A.........................        95       2,475
   *Texas Capital Bancshares, Inc........................    64,435   2,931,148
    TF Financial Corp....................................     3,426      92,982
   *TFS Financial Corp...................................   322,410   3,762,525
    Thomas Properties Group, Inc.........................    75,959     429,928
    Timberland Bancorp, Inc..............................     5,770      50,430
    Tompkins Financial Corp..............................    18,644     841,404
    Torchmark Corp.......................................   106,486   7,569,025
    Tower Financial Corp.................................     2,132      30,637
    Tower Group International, Ltd.......................    68,455   1,497,111
    TowneBank............................................    44,760     714,817
   *Transcontinental Realty Investors, Inc...............       100         752
    Travelers Cos., Inc. (The)...........................   235,445  19,671,430
    Tree.com, Inc........................................    17,268     326,193
    Trico Bancshares.....................................    24,086     521,703
   #TrustCo Bank Corp....................................   156,439     929,248
    Trustmark Corp.......................................   110,597   2,982,801
    U.S. Bancorp.........................................   949,300  35,427,876
   #UMB Financial Corp...................................    65,455   3,914,209
    Umpqua Holdings Corp.................................   182,209   3,068,400
    Unico American Corp..................................       100       1,143
    Union Bankshares Inc/Morrisville.....................     2,439      50,926
    Union First Market Bankshares Corp...................    38,167     843,491
    United Bancshares, Inc...............................     2,086      27,118

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
   #United Bankshares, Inc............................    79,055 $    2,238,838
    United Community Bancorp..........................     1,156         11,837
   *United Community Banks, Inc.......................    64,505        879,203
  #*United Community Financial Corp...................    11,198         51,734
    United Financial Bancorp, Inc.....................    27,958        436,424
    United Fire Group, Inc............................    51,432      1,337,746
   *United Security Bancshares........................     8,432         36,007
    Unity Bancorp, Inc................................     5,831         45,773
    Universal Insurance Holdings, Inc.................    67,373        529,552
    Univest Corp. of Pennsylvania.....................    25,594        519,302
    Unum Group........................................   291,024      9,207,999
    Validus Holdings, Ltd.............................   182,557      6,467,995
   #Valley National Bancorp...........................   328,369      3,398,619
   *Vantagesouth Bancshares, Inc......................     6,567         33,163
    ViewPoint Financial Group, Inc....................    65,752      1,418,271
   *Virginia Commerce Bancorp, Inc....................    47,407        712,527
   *Virtus Investment Partners, Inc...................    10,603      1,977,459
   #VSB Bancorp, Inc..................................       134          1,402
    Waddell & Reed Financial, Inc. Class A............    29,603      1,511,529
  #*Walker & Dunlop, Inc..............................    17,247        318,035
    Washington Banking Co.............................    23,202        337,589
    Washington Federal, Inc...........................   167,466      3,642,385
    Washington Trust Bancorp, Inc.....................    26,012        841,228
   *Waterstone Financial, Inc.........................    22,950        249,696
   #Wayne Savings Bancshares, Inc.....................     1,615         17,184
    Webster Financial Corp............................   149,374      4,068,948
    Wells Fargo & Co.................................. 2,790,670    121,394,145
    WesBanco, Inc.....................................    43,808      1,290,146
    West BanCorp., Inc................................    23,486        321,288
   #Westamerica BanCorp...............................    42,931      2,060,259
   *Western Alliance Bancorp..........................   144,164      2,556,028
    Westfield Financial, Inc..........................    39,650        275,964
    Westwood Holdings Group, Inc......................     8,294        412,544
    Willis Group Holdings P.L.C.......................   105,494      4,515,143
    Wilshire Bancorp, Inc.............................   116,935      1,027,859
   #Wintrust Financial Corp...........................    57,112      2,336,452
  #*World Acceptance Corp.............................    24,217      2,016,792
    WR Berkley Corp...................................   137,631      5,831,425
    WSFS Financial Corp...............................       813         48,398
    WVS Financial Corp................................     2,157         23,705
    XL Group P.L.C....................................   319,765     10,024,633
   *Yadkin Financial Corp.............................     5,013         78,153
   #Zions BanCorp.....................................   301,130      8,925,493
   *ZipRealty, Inc....................................    25,107         83,355
                                                                 --------------
Total Financials                                                  1,932,487,532
                                                                 --------------
Health Care -- (9.9%)
   #Abaxis, Inc.......................................    12,970        546,037
    Abbott Laboratories...............................   418,863     15,342,952
    AbbVie, Inc.......................................   176,697      8,036,180
   *ABIOMED, Inc......................................     5,518        138,391
  #*Acadia Healthcare Co., Inc........................     4,018        148,144
  #*Accelerate Diagnostics, Inc.......................     2,183         18,294

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
  #*Accuray, Inc........................................... 110,347 $   685,255
   *Acorda Therapeutics, Inc...............................  40,753   1,547,391
   *Actavis, Inc...........................................  95,501  12,822,919
  #*Adcare Health Systems, Inc.............................   7,607      34,232
   *Addus HomeCare Corp....................................  12,155     238,724
    Aetna, Inc............................................. 245,037  15,724,024
  #*Affymax, Inc...........................................  51,139      88,470
  #*Affymetrix, Inc........................................ 105,262     399,996
    Agilent Technologies, Inc.............................. 144,195   6,449,842
   #Air Methods Corp.......................................  52,319   1,757,395
  #*Akorn, Inc.............................................  21,933     311,229
  #*Albany Molecular Research, Inc.........................  46,348     589,083
   *Alere, Inc............................................. 132,668   4,431,111
   *Alexion Pharmaceuticals, Inc...........................  36,176   4,204,736
  #*Align Technology, Inc..................................  80,275   3,455,036
   *Alkermes P.L.C......................................... 131,989   4,432,191
    Allergan, Inc..........................................  33,891   3,088,148
   *Alliance HealthCare Services, Inc......................  10,915     212,843
   *Allied Healthcare Products.............................   6,964      17,201
   *Allscripts Healthcare Solutions, Inc................... 290,225   4,588,457
   #Almost Family, Inc.....................................  13,353     255,443
   *Alnylam Pharmaceuticals, Inc...........................  41,355   1,909,360
  #*Alphatec Holdings, Inc.................................  95,998     220,795
   *AMAG Pharmaceuticals, Inc..............................  25,063     563,918
  #*Amedisys, Inc..........................................  45,678     571,432
   *American Shared Hospital Services......................   4,179      12,286
    AmerisourceBergen Corp.................................  88,145   5,136,209
    Amgen, Inc............................................. 259,507  28,102,013
   *AMN Healthcare Services, Inc...........................  75,313   1,113,126
   *Amsurg Corp............................................  53,364   2,087,066
    Analogic Corp..........................................  19,808   1,414,093
   *AngioDynamics, Inc.....................................  37,120     443,584
   *ANI Pharmaceuticals, Inc...............................     211       1,461
   *Anika Therapeutics, Inc................................  22,608     454,647
  #*Ariad Pharmaceuticals, Inc............................. 138,542   2,574,110
  #*Arqule, Inc............................................  26,787      71,521
   *Arrhythmia Research Technology, Inc....................   1,790       4,269
   *ArthroCare Corp........................................  46,015   1,668,504
   *Astex Pharmaceuticals.................................. 152,611     798,156
  #*athenahealth, Inc......................................  10,282   1,151,070
   *AtriCure, Inc..........................................  13,045     126,015
    Atrion Corp............................................   3,127     754,076
   *Authentidate Holding Corp..............................   1,238       1,096
  #*AVEO Pharmaceuticals, Inc..............................  13,498      32,395
  #*Baxano Surgical, Inc...................................  28,585      56,884
    Baxter International, Inc..............................  52,724   3,850,961
    Becton Dickinson and Co................................  25,917   2,688,111
   *Bio-Rad Laboratories, Inc. Class A.....................  35,403   4,318,812
   *Bio-Rad Laboratories, Inc. Class B.....................   2,960     349,709
  #*Bio-Reference Labs, Inc................................  36,510     976,643
   *Bioanalytical Systems, Inc.............................   2,068       3,040
  #*BioCryst Pharmaceuticals, Inc..........................      79         348
   *Biogen Idec, Inc.......................................  30,059   6,556,770

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *BioMarin Pharmaceutical, Inc.........................    35,450 $ 2,291,843
   *BioScrip, Inc........................................   105,808   1,719,380
   *Biospecifics Technologies Corp.......................     1,942      32,024
    Biota Pharmaceuticals, Inc...........................     5,213      21,113
    BioTelemetry, Inc....................................    33,178     250,826
   *Boston Scientific Corp............................... 1,564,548  17,084,864
   *Bovie Medical Corp...................................    16,167      48,501
    Bristol-Myers Squibb Co..............................   291,159  12,589,715
  #*Brookdale Senior Living, Inc.........................   175,444   5,108,929
   *Bruker Corp..........................................    64,955   1,163,994
  #*BSD Medical Corp.....................................     3,163       4,555
   *Cambrex Corp.........................................    47,953     702,511
    Cantel Medical Corp..................................    67,806   1,799,571
   *Capital Senior Living Corp...........................    43,514   1,002,563
  #*Cardica, Inc.........................................     3,013       3,555
    Cardinal Health, Inc.................................   103,083   5,163,427
   *CareFusion Corp......................................   229,823   8,864,273
   *CAS Medical Systems, Inc.............................       693         991
  #*Catalyst Pharmaceutical Partners, Inc................       890       1,157
   *Catamaran Corp.......................................    51,636   2,726,381
   *Celgene Corp.........................................    45,414   6,669,500
  #*Celldex Therapeutics, Inc............................    88,604   1,814,610
  #*Celsion Corp.........................................     7,425       8,984
   *Centene Corp.........................................    70,647   3,918,789
  #*Cepheid, Inc.........................................    18,235     635,854
   *Cerner Corp..........................................    52,076   2,551,724
   *Charles River Laboratories International, Inc........    65,975   3,004,501
   #Chemed Corp..........................................    31,925   2,253,586
   *Chindex International, Inc...........................    12,137     207,785
    Cigna Corp...........................................   203,814  15,862,844
  #*Codexis, Inc.........................................    13,246      32,453
   *Columbia Laboratories, Inc...........................     6,488       4,348
    Community Health Systems, Inc........................   158,113   7,282,685
   #Computer Programs & Systems, Inc.....................     4,189     233,495
    CONMED Corp..........................................    43,673   1,432,474
    Cooper Cos., Inc. (The)..............................    74,291   9,460,959
   *Cornerstone Therapeutics, Inc........................     2,272      20,266
   *Corvel Corp..........................................    31,890   1,080,752
  #*Covance, Inc.........................................    72,888   6,013,260
    Covidien P.L.C.......................................    84,869   5,230,476
    CR Bard, Inc.........................................    12,868   1,474,673
   *Cross Country Healthcare, Inc........................    40,726     229,695
    CryoLife, Inc........................................    38,877     275,249
  #*Cubist Pharmaceuticals, Inc..........................    92,878   5,789,086
  #*Cumberland Pharmaceuticals, Inc......................    29,618     165,861
  #*Cutera, Inc..........................................    22,365     213,586
   *Cyberonics, Inc......................................    26,907   1,398,895
   *Cynosure, Inc. Class A...............................    36,380   1,036,093
   *DaVita HealthCare Partners, Inc......................    52,853   6,152,618
    Daxor Corp...........................................     5,407      38,930
    DENTSPLY International, Inc..........................    96,933   4,156,487
  #*Depomed, Inc.........................................    28,338     184,764
   *Digirad Corp.........................................    23,800      58,548

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Durect Corp............................................  40,784 $    51,388
   *Dyax Corp..............................................  68,911     277,711
   *Dynacq Healthcare, Inc.................................   3,325         133
  #*Dynavax Technologies Corp..............................  23,749      31,586
  #*Edwards Lifesciences Corp..............................  36,693   2,619,146
    Eli Lilly & Co......................................... 124,130   6,592,544
   *Emergent Biosolutions, Inc.............................  55,190     976,311
   *Emeritus Corp..........................................  65,645   1,522,308
   *Endo Health Solutions, Inc............................. 160,078   6,156,600
  #*Endocyte, Inc..........................................  42,720     767,678
    Ensign Group, Inc. (The)...............................  35,920   1,373,581
  #*EnteroMedics, Inc......................................     417         467
  #*Enzo Biochem, Inc......................................  53,941     117,591
   #Enzon Pharmaceuticals, Inc.............................  77,086     154,172
  #*Exact Sciences Corp....................................  15,692     215,294
   *Exactech, Inc..........................................  18,871     407,425
  #*ExamWorks Group, Inc...................................  23,073     560,212
  #*Exelixis, Inc..........................................  29,274     148,419
   *Express Scripts Holding Co............................. 359,893  23,590,986
   *Five Star Quality Care, Inc............................  73,322     434,066
   *Forest Laboratories, Inc............................... 187,988   8,188,757
   *Furiex Pharmaceuticals, Inc............................  14,153     622,590
  #*Genomic Health, Inc....................................   2,623      93,484
   *Gentiva Health Services, Inc...........................  57,592     618,538
   *Geron Corp.............................................  69,319      90,808
   *Gilead Sciences, Inc................................... 135,356   8,317,626
   *Greatbatch, Inc........................................  36,653   1,385,483
  #*GTx, Inc...............................................  30,947     148,236
  #*Haemonetics Corp.......................................  84,365   3,561,890
   *Hanger, Inc............................................  53,322   1,968,648
   *Harvard Bioscience, Inc................................  41,105     219,912
    HCA Holdings, Inc......................................  11,068     431,652
   *Health Management Associates, Inc. Class A............. 396,076   5,339,104
   *Health Net, Inc........................................ 135,377   4,152,013
  #*HealthSouth Corp.......................................  70,418   2,292,810
   *HealthStream, Inc......................................  26,746     842,499
   *Healthways, Inc........................................  54,628     937,416
   *Henry Schein, Inc......................................  63,424   6,585,314
   #Hi-Tech Pharmacal Co., Inc.............................  21,628     777,310
   #Hill-Rom Holdings, Inc................................. 100,477   3,724,682
  #*HMS Holdings Corp......................................  18,900     457,191
   *Hologic, Inc........................................... 247,729   5,623,448
   *Hooper Holmes, Inc.....................................  27,377      10,513
  #*Horizon Pharma, Inc....................................  25,375      63,945
   *Hospira, Inc........................................... 113,374   4,614,322
    Humana, Inc............................................ 116,332  10,616,458
   *ICU Medical, Inc.......................................  23,911   1,714,180
  #*Idera Pharmaceuticals, Inc.............................  30,405      40,135
  #*IDEXX Laboratories, Inc................................  10,874   1,065,543
  #*Illumina, Inc..........................................  19,907   1,588,977
  #*Immunomedics, Inc......................................  35,448     201,699
   *Impax Laboratories, Inc................................ 110,724   2,296,416
   *Incyte Corp., Ltd......................................  77,920   1,824,107

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *Infinity Pharmaceuticals, Inc........................    22,453 $   475,555
  #*Inovio Pharmaceuticals, Inc..........................    13,901      24,327
  #*Integra LifeSciences Holdings Corp...................    42,971   1,692,628
   *Intuitive Surgical, Inc..............................     3,637   1,411,156
    Invacare Corp........................................    47,607     743,145
  #*IPC The Hospitalist Co., Inc.........................    25,944   1,306,799
   *Iridex Corp..........................................     6,507      40,343
  #*Isis Pharmaceuticals, Inc............................     1,872      54,007
   *Jazz Pharmaceuticals P.L.C...........................    51,858   3,915,798
    Johnson & Johnson....................................   388,122  36,289,407
   *Keryx Biopharmaceuticals, Inc........................     5,600      50,960
    Kewaunee Scientific Corp.............................     3,000      40,200
   *Kindred Healthcare, Inc..............................    84,576   1,299,087
  #*Laboratory Corp. of America Holdings.................    59,040   5,711,530
    Landauer, Inc........................................     5,650     278,376
   *Lannett Co., Inc.....................................    43,789     608,229
   *LCA-Vision, Inc......................................    20,620      82,892
    LeMaitre Vascular, Inc...............................    22,583     155,597
  #*LHC Group, Inc.......................................    29,031     665,971
   *Life Technologies Corp...............................   120,198   8,966,771
   *LifePoint Hospitals, Inc.............................    79,199   3,893,423
  #*Luminex Corp.........................................    45,263     901,186
   *Magellan Health Services, Inc........................    44,560   2,546,604
   *Mallinckrodt P.L.C...................................    10,608     486,801
   #Masimo Corp..........................................    70,609   1,644,484
  #*Mast Therapeutics, Inc...............................    25,886      11,442
    Maxygen, Inc.........................................    48,995     122,488
    McKesson Corp........................................    54,224   6,651,116
   *MedAssets, Inc.......................................    97,593   2,124,600
  o*MedCath Corp.........................................    26,258      35,973
   *Medical Action Industries, Inc.......................    32,084     294,852
   *Medicines Co. (The)..................................    97,159   3,002,213
  #*MediciNova, Inc......................................     5,363      14,373
   *Medidata Solutions, Inc..............................     8,885     822,129
  #*Medivation, Inc......................................    28,640   1,657,397
  #*MEDNAX, Inc..........................................    79,366   7,731,836
    Medtronic, Inc.......................................   231,890  12,809,604
    Merck & Co., Inc..................................... 1,401,705  67,520,130
  #*Merge Healthcare, Inc................................       527       2,387
   *Merit Medical Systems, Inc...........................    64,564     848,371
  #*Metabolix, Inc.......................................     1,182       1,938
  #*Mettler-Toledo International, Inc....................    11,500   2,536,900
   *Misonix, Inc.........................................     8,260      42,622
  #*Molina Healthcare, Inc...............................    75,098   2,787,638
   *Momenta Pharmaceuticals, Inc.........................    78,308   1,351,596
   *MWI Veterinary Supply, Inc...........................    11,689   1,661,825
   *Mylan, Inc...........................................   304,347  10,213,885
  #*Myriad Genetics, Inc.................................    71,035   2,107,608
  #*Nanosphere, Inc......................................    31,702     100,178
    National Healthcare Corp.............................    20,065     963,722
  #*National Research Corp. Class A......................    29,412     528,828
   #National Research Corp. Class B......................     4,902     191,668
   *Natus Medical, Inc...................................    58,055     742,523

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *Neogen Corp..........................................    19,385 $ 1,094,865
   *Neurocrine Biosciences, Inc..........................     6,946      97,175
   *NuVasive, Inc........................................    69,536   1,586,812
   #Omnicare, Inc........................................   174,573   9,215,709
   *Omnicell, Inc........................................    55,253   1,165,838
   *OncoGenex Pharmaceutical, Inc........................     1,700      16,609
   *Onyx Pharmaceuticals, Inc............................    64,707   8,496,029
  #*Opko Health, Inc.....................................    16,224     120,869
   *OraSure Technologies, Inc............................    35,303     156,392
   *Orthofix International NV............................    29,396     667,583
  #*Osiris Therapeutics, Inc.............................    13,955     159,785
   #Owens & Minor, Inc...................................   105,378   3,789,393
  #*Pacific Biosciences of California, Inc...............     5,200      13,468
    Pain Therapeutics, Inc...............................    50,349     121,845
  #*PAREXEL International Corp...........................    91,576   4,528,433
   #Patterson Cos., Inc..................................   141,055   5,767,739
   *PDI, Inc.............................................    21,336      99,212
   #PDL BioPharma, Inc...................................   149,198   1,211,488
    PerkinElmer, Inc.....................................   181,988   6,203,971
  #*Pernix Therapeutics Holdings.........................     7,120      24,208
    Perrigo Co...........................................    21,164   2,632,590
    Pfizer, Inc.......................................... 2,970,279  86,821,255
   *PharMerica Corp......................................    47,968     702,252
  #*PhotoMedex, Inc......................................     7,613     121,199
  #*Pozen, Inc...........................................    44,928     258,336
   *Progenics Pharmaceuticals, Inc.......................    57,976     347,276
   *ProPhase Labs, Inc...................................    19,981      30,971
   *Providence Service Corp. (The).......................    21,803     601,109
  #*pSivida Corp.........................................    25,881      97,571
    Psychemedics Corp....................................     1,810      21,792
   #Quality Systems, Inc.................................    38,503     880,564
   #Quest Diagnostics, Inc...............................   107,667   6,278,063
   #Questcor Pharmaceuticals, Inc........................    47,500   3,173,950
  #*Quidel Corp..........................................    50,738   1,358,256
  #*RadNet, Inc..........................................    33,951      94,384
   *Regeneron Pharmaceuticals, Inc.......................    33,215   8,970,043
  #*Repligen Corp........................................    50,231     510,849
   #ResMed, Inc..........................................    79,885   3,806,520
  #*Retractable Technologies, Inc........................     7,725      12,515
  #*Rigel Pharmaceuticals, Inc...........................   102,876     391,958
   *Rochester Medical Corp...............................    15,592     230,450
   *RTI Biologics, Inc...................................    87,990     344,921
   *Salix Pharmaceuticals, Ltd...........................    24,827   1,834,715
  #*Sangamo Biosciences, Inc.............................    38,459     374,975
   *Santarus, Inc........................................    49,945   1,214,662
   *Sciclone Pharmaceuticals, Inc........................    88,042     551,143
  #*Seattle Genetics, Inc................................    38,000   1,539,760
    Select Medical Holdings Corp.........................   193,326   1,734,134
    Simulations Plus, Inc................................     4,400      20,988
   *Sirona Dental Systems, Inc...........................    69,168   4,883,261
   *Skilled Healthcare Group, Inc. Class A...............    34,371     224,099
  #*Solta Medical, Inc...................................    78,077     211,589
    Span-America Medical Systems, Inc....................     3,812      80,014

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Spectranetics Corp.....................................  43,357 $   781,293
   #Spectrum Pharmaceuticals, Inc..........................  95,574     806,645
    St Jude Medical, Inc................................... 180,927   9,478,766
   *Staar Surgical Co......................................  26,138     274,710
  #*StemCells, Inc.........................................     545         894
  #*Stereotaxis, Inc.......................................   4,433      23,229
    STERIS Corp............................................  86,361   3,887,972
   *Strategic Diagnostics, Inc.............................  14,178      13,894
    Stryker Corp...........................................  51,444   3,624,744
   *Sucampo Pharmaceuticals, Inc. Class A..................  14,749      90,411
   *SunLink Health Systems, Inc............................   3,122       2,370
   *SurModics, Inc.........................................  27,984     566,396
   *Symmetry Medical, Inc..................................  59,206     515,684
  #*Synageva BioPharma Corp................................   2,846     136,893
   *Targacept, Inc.........................................   4,269      21,345
   *Team Health Holdings, Inc..............................  44,743   1,799,563
   #Techne Corp............................................  14,100   1,039,734
   #Teleflex, Inc..........................................  66,719   5,299,490
   *Tenet Healthcare Corp.................................. 164,303   7,336,129
   *Theragenics Corp.......................................  18,695      38,138
  #*Theravance, Inc........................................  12,559     484,275
    Thermo Fisher Scientific, Inc.......................... 194,724  17,741,304
   *Thoratec Corp..........................................  76,289   2,501,516
   *Tornier NV.............................................   6,959     114,128
  #*Transcept Pharmaceuticals, Inc.........................  23,021      64,689
   *Triple-S Management Corp. Class B......................  29,482     641,528
   oTrubion Pharmeceuticals, Inc...........................   4,801          --
  #*United Therapeutics Corp...............................  57,611   4,311,607
    UnitedHealth Group, Inc................................ 492,515  35,879,718
    Universal American Corp................................ 123,671   1,340,594
    Universal Health Services, Inc. Class B................ 110,174   7,706,671
   *Urologix, Inc..........................................   3,979       1,233
   *Uroplasty, Inc.........................................   2,767       6,281
    US Physical Therapy, Inc...............................  18,067     517,078
    Utah Medical Products, Inc.............................   6,006     335,255
   *Vanguard Health Systems, Inc...........................  49,227   1,029,337
   *Varian Medical Systems, Inc............................  17,446   1,264,835
   *Vascular Solutions, Inc................................  26,257     424,313
   *VCA Antech, Inc........................................ 146,342   4,208,796
   *Vertex Pharmaceuticals, Inc............................  30,622   2,443,636
  #*Vical, Inc.............................................  19,691      76,007
   *ViroPharma, Inc........................................ 109,689   3,764,526
  #*Volcano Corp...........................................   6,203     123,874
    Warner Chilcott P.L.C. Class A......................... 103,071   2,196,443
   *Waters Corp............................................  16,195   1,634,723
   *WellCare Health Plans, Inc.............................  72,409   4,419,121
    WellPoint, Inc......................................... 203,028  17,371,076
    West Pharmaceutical Services, Inc......................  53,950   3,979,352
   *Wright Medical Group, Inc..............................  72,164   1,978,737
  #*XenoPort, Inc..........................................  47,251     254,683
   *Zalicus, Inc...........................................  53,438      25,784
   #Zimmer Holdings, Inc................................... 127,441  10,638,775

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
    Zoetis, Inc........................................... 936,171 $ 27,907,248
                                                                   ------------
Total Health Care                                                   999,647,679
                                                                   ------------
Industrials -- (12.3%)
    3M Co.................................................  78,020    9,161,889
   #AAON, Inc.............................................  58,279    1,257,078
    AAR Corp..............................................  64,754    1,569,637
    ABM Industries, Inc...................................  90,407    2,341,541
   #Acacia Research Corp..................................  71,606    1,634,049
  #*ACCO Brands Corp...................................... 122,914      812,462
  #*Accuride Corp.........................................  14,156       80,972
    Aceto Corp............................................  44,235      686,527
    Acme United Corp......................................   2,302       31,952
   #Acorn Energy, Inc.....................................  24,822      215,455
   *Active Power, Inc.....................................     920        3,404
   #Actuant Corp. Class A................................. 121,522    4,290,942
   #Acuity Brands, Inc....................................  45,017    3,893,970
  #*Adept Technology, Inc.................................  14,123       50,137
   #ADT Corp. (The)....................................... 131,385    5,265,911
   *Advisory Board Co. (The)..............................  27,568    1,617,966
   *AECOM Technology Corp................................. 174,318    5,909,380
  #*Aegion Corp...........................................  65,490    1,494,482
  #*AeroCentury Corp......................................   1,459       32,434
  #*Aerovironment, Inc....................................  34,854      788,049
    AGCO Corp.............................................  85,758    4,823,887
   *Air Transport Services Group, Inc.....................  98,805      660,017
    Aircastle, Ltd........................................  90,875    1,597,583
    Alamo Group, Inc......................................  19,639      818,357
   *Alaska Air Group, Inc................................. 113,960    6,970,933
    Albany International Corp. Class A....................  43,823    1,512,332
    Allegiant Travel Co...................................  28,186    2,744,753
    Alliant Techsystems, Inc..............................  53,439    4,975,171
   oAllied Defense Group, Inc. (The)......................   8,042       42,221
    Allied Motion Technologies, Inc.......................   6,678       47,948
    Altra Holdings, Inc...................................  45,693    1,139,583
    AMERCO................................................  27,845    4,631,180
  #*Ameresco, Inc. Class A................................  37,184      339,862
   #American Railcar Industries, Inc......................  39,572    1,421,822
    American Science & Engineering, Inc...................  13,227      804,069
  #*American Superconductor Corp..........................   9,532       23,925
   *American Woodmark Corp................................  22,814      791,418
    AMETEK, Inc...........................................  85,095    3,938,197
    Ampco-Pittsburgh Corp.................................  14,266      274,478
   *AMREP Corp............................................   9,572       93,327
    AO Smith Corp......................................... 116,746    4,823,945
    Apogee Enterprises, Inc...............................  47,347    1,267,006
    Applied Industrial Technologies, Inc..................  70,456    3,674,985
   *ARC Document Solutions, Inc...........................  66,580      317,587
    Argan, Inc............................................  21,848      346,291
   #Arkansas Best Corp....................................  42,847      929,780
  #*Armstrong World Industries, Inc.......................  74,050    3,708,424
   *Arotech Corp..........................................   5,156        7,064
  #*Ascent Solar Technologies, Inc........................  31,475       33,364

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Astec Industries, Inc...................................  37,588 $1,315,580
   *Astronics Corp..........................................  18,000    711,180
   *AT Cross Co. Class A....................................  18,556    345,142
   *Atlas Air Worldwide Holdings, Inc.......................  42,455  1,895,191
   *Avalon Holdings Corp. Class A...........................   1,202      4,435
    Avery Dennison Corp..................................... 160,192  7,165,388
   *Avis Budget Group, Inc.................................. 162,147  5,130,331
    AZZ, Inc................................................  42,362  1,602,554
   *B/E Aerospace, Inc...................................... 121,675  8,481,964
   #Babcock & Wilcox Co. (The)..............................  94,915  2,898,704
    Barnes Group, Inc.......................................  86,441  2,852,553
    Barrett Business Services, Inc..........................  13,746    965,794
  #*Beacon Roofing Supply, Inc..............................  81,124  3,309,048
    Belden, Inc.............................................  70,812  4,150,291
   *Blount International, Inc...............................  39,777    524,261
   *BlueLinx Holdings, Inc..................................  86,144    159,366
    Boeing Co. (The)........................................  66,931  7,034,448
    Brady Corp. Class A.....................................  77,801  2,588,439
   *Breeze-Eastern Corp.....................................  12,352    114,071
   #Briggs & Stratton Corp..................................  79,246  1,604,732
    Brink's Co. (The).......................................  78,202  2,090,339
  #*Broadwind Energy, Inc...................................   2,072      9,490
   *Builders FirstSource, Inc...............................  71,793    423,579
   *CAI International, Inc..................................  34,699    728,332
    Carlisle Cos., Inc......................................  85,240  5,774,158
   *Casella Waste Systems, Inc. Class A.....................  38,456    183,435
    Caterpillar, Inc........................................  74,853  6,206,062
  #*CBIZ, Inc...............................................  93,126    676,095
    CDI Corp................................................  28,435    447,283
   #Ceco Environmental Corp.................................  20,767    277,447
    Celadon Group, Inc......................................  38,691    778,076
   #CH Robinson Worldwide, Inc..............................  16,987  1,012,765
  #*Chart Industries, Inc...................................  42,909  4,878,753
    Chicago Bridge & Iron Co. NV............................  13,995    833,822
    Chicago Rivet & Machine Co..............................     653     16,978
   #Cintas Corp............................................. 116,576  5,538,526
    CIRCOR International, Inc...............................  27,835  1,461,894
    CLARCOR, Inc............................................  64,019  3,519,765
  #*Clean Harbors, Inc......................................  55,996  3,160,414
    CNH Global NV...........................................  12,717    597,572
    Coleman Cable, Inc......................................  10,781    234,271
   *Colfax Corp............................................. 141,914  7,531,376
   *Columbus McKinnon Corp..................................  32,105    710,163
    Comfort Systems USA, Inc................................  58,322    901,075
   *Command Security Corp...................................  10,654     16,407
  #*Commercial Vehicle Group, Inc...........................  24,357    176,345
    Compx International, Inc................................   3,471     60,361
   #Con-way, Inc............................................  93,689  3,883,409
   *Consolidated Graphics, Inc..............................  15,617    836,915
   *Copart, Inc.............................................  71,990  2,340,395
    Corporate Executive Board Co. (The).....................  21,537  1,452,240
   #Courier Corp............................................  21,176    328,652
    Covanta Holding Corp.................................... 213,405  4,440,958

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
   *Covenant Transportation Group, Inc. Class A............  12,060 $    77,305
  #*CPI Aerostructures, Inc................................   8,781      98,435
   *CRA International, Inc.................................  14,257     272,879
    Crane Co...............................................  72,415   4,410,073
    CSX Corp............................................... 566,905  14,064,913
    Cubic Corp.............................................  41,214   2,083,368
    Cummins, Inc...........................................  25,812   3,128,156
    Curtiss-Wright Corp....................................  74,172   3,014,350
    Danaher Corp........................................... 185,922  12,519,987
    Deere & Co.............................................  46,100   3,829,527
   *Delta Air Lines, Inc................................... 294,469   6,251,577
    Deluxe Corp............................................  64,753   2,655,521
   *DigitalGlobe, Inc...................................... 116,542   3,775,961
   *Dolan Co. (The)........................................  44,099     112,011
    Donaldson Co., Inc.....................................  44,342   1,607,398
   #Douglas Dynamics, Inc..................................  35,140     504,962
    Dover Corp............................................. 121,960  10,444,654
   *Ducommun, Inc..........................................  17,367     396,662
   #Dun & Bradstreet Corp. (The)...........................  30,081   3,117,294
   *DXP Enterprises, Inc...................................  20,305   1,401,045
   *Dycom Industries, Inc..................................  54,694   1,448,297
    Dynamic Materials Corp.................................  19,547     379,016
  #*Eagle Bulk Shipping, Inc...............................  13,093      50,277
    Eastern Co. (The)......................................   6,782     113,395
    Eaton Corp. P.L.C...................................... 257,417  17,748,902
  #*Echo Global Logistics, Inc.............................  36,685     798,632
    Ecology and Environment, Inc. Class A..................   3,767      41,098
    EMCOR Group, Inc....................................... 109,476   4,519,169
    Emerson Electric Co....................................  95,382   5,853,593
    Encore Wire Corp.......................................  34,570   1,441,915
  #*Energy Recovery, Inc...................................  58,749     256,733
   *EnerNOC, Inc...........................................  48,983     765,114
    EnerSys, Inc...........................................  80,257   4,247,200
  #*Engility Holdings, Inc.................................  21,707     707,431
    Ennis, Inc.............................................  39,200     726,376
  #*EnPro Industries, Inc..................................  32,360   1,839,019
    EnviroStar, Inc........................................     100         173
    Equifax, Inc........................................... 103,330   6,533,556
    ESCO Technologies, Inc.................................  42,033   1,455,603
    Espey Manufacturing & Electronics Corp.................   4,614     126,424
   *Esterline Technologies Corp............................  51,862   4,223,641
    Exelis, Inc............................................ 301,038   4,449,342
    Expeditors International of Washington, Inc............  34,200   1,378,944
    Exponent, Inc..........................................  18,149   1,200,012
    Fastenal Co............................................  55,147   2,702,754
   *Federal Signal Corp.................................... 103,543   1,004,367
    FedEx Corp............................................. 163,996  17,383,576
   *Flow International Corp................................  71,353     275,423
    Flowserve Corp......................................... 102,663   5,818,939
    Fluor Corp............................................. 110,405   6,906,937
    Fortune Brands Home & Security, Inc.................... 204,895   8,464,212
    Forward Air Corp.......................................  44,107   1,612,993
   *Franklin Covey Co......................................  27,517     444,124

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    Franklin Electric Co., Inc..........................    78,673 $  2,931,356
    FreightCar America, Inc.............................    19,246      350,470
   *Frozen Food Express Industries......................    14,040       29,344
   *FTI Consulting, Inc.................................    66,837    2,490,347
   *Fuel Tech, Inc......................................    30,552      113,042
   *Furmanite Corp......................................    56,892      426,121
    G&K Services, Inc. Class A..........................    30,234    1,596,658
    GATX Corp...........................................    77,786    3,514,371
  #*Genco Shipping & Trading, Ltd.......................    60,046      124,896
   *Gencor Industries, Inc..............................     5,578       42,951
  #*GenCorp, Inc........................................    63,086    1,104,636
    Generac Holdings, Inc...............................    72,815    3,156,530
    General Cable Corp..................................    82,789    2,609,509
    General Dynamics Corp...............................   162,242   13,845,732
    General Electric Co................................. 5,721,840  139,441,241
   *Genesee & Wyoming, Inc. Class A.....................    77,343    6,934,573
   *Gibraltar Industries, Inc...........................    49,354      760,052
   #Global Power Equipment Group, Inc...................    22,239      402,081
  #*Goldfield Corp. (The)...............................    18,424       39,612
   #Gorman-Rupp Co. (The)...............................    30,367    1,054,646
   *GP Strategies Corp..................................    31,559      833,473
    Graco, Inc..........................................    14,618    1,020,044
  #*GrafTech International, Ltd.........................   151,183    1,136,896
    Graham Corp.........................................    15,045      491,821
    Granite Construction, Inc...........................    63,238    1,912,950
    Great Lakes Dredge & Dock Corp......................    94,356      725,598
  #*Greenbrier Cos., Inc................................    44,470    1,017,029
    Griffon Corp........................................    96,455    1,147,815
    H&E Equipment Services, Inc.........................    53,667    1,225,754
    Hardinge, Inc.......................................    14,527      229,817
    Harsco Corp.........................................   134,731    3,470,671
  #*Hawaiian Holdings, Inc..............................    81,169      620,131
    Heartland Express, Inc..............................   140,012    2,060,977
   #HEICO Corp..........................................    30,315    1,721,892
    HEICO Corp. Class A.................................    63,997    2,573,959
    Heidrick & Struggles International, Inc.............    25,598      393,697
  #*Heritage-Crystal Clean, Inc.........................     7,298      113,411
    Herman Miller, Inc..................................    49,591    1,394,003
  #*Hertz Global Holdings, Inc..........................   304,946    7,809,667
   *Hexcel Corp.........................................   126,769    4,463,536
   *Hill International, Inc.............................    51,954      163,136
    HNI Corp............................................    71,389    2,720,635
    Honeywell International, Inc........................    95,314    7,909,156
   #Houston Wire & Cable Co.............................    26,140      387,656
   *Hub Group, Inc. Class A.............................    61,641    2,357,768
    Hubbell, Inc. Class A...............................     7,919      768,103
    Hubbell, Inc. Class B...............................    61,361    6,587,103
   *Hudson Global, Inc..................................    43,679      103,519
    Huntington Ingalls Industries, Inc..................    64,098    3,985,614
    Hurco Cos., Inc.....................................     8,940      254,790
   *Huron Consulting Group, Inc.........................    37,000    1,884,780
    Hyster-Yale Materials Handling, Inc.................    20,758    1,349,478
   *ICF International, Inc..............................    29,227      975,890

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    IDEX Corp.............................................. 125,003 $ 7,456,429
  #*IHS, Inc. Class A......................................  20,918   2,296,378
   *II-VI, Inc.............................................  93,419   1,651,648
    Illinois Tool Works, Inc...............................  87,875   6,330,515
    Ingersoll-Rand P.L.C................................... 157,241   9,599,563
  #*InnerWorkings, Inc.....................................  66,030     771,230
   *Innotrac Corp..........................................   4,173      15,732
   #Innovative Solutions & Support, Inc....................  19,910     153,506
    Insperity, Inc.........................................  41,907   1,385,864
    Insteel Industries, Inc................................  28,079     471,727
   *Integrated Electrical Services, Inc....................  14,770      86,995
   *Intelligent Systems Corp...............................     629         730
   #Interface, Inc.........................................  83,838   1,592,084
    International Shipholding Corp.........................   8,363     228,644
   #Intersections, Inc.....................................  30,961     299,702
    Iron Mountain, Inc.....................................  80,657   2,242,265
    ITT Corp............................................... 114,983   3,592,069
   *Jacobs Engineering Group, Inc..........................  84,730   5,016,016
    JB Hunt Transport Services, Inc........................  32,900   2,465,197
  #*JetBlue Airways Corp................................... 459,283   3,003,711
    John Bean Technologies Corp............................  39,801     943,682
   #Joy Global, Inc........................................  41,920   2,075,040
    Kadant, Inc............................................  17,092     559,592
    Kaman Corp.............................................  42,425   1,606,211
    Kansas City Southern...................................  99,896  10,763,794
    KAR Auction Services, Inc.............................. 167,874   4,270,715
    Kaydon Corp............................................  53,691   1,561,334
    KBR, Inc............................................... 218,105   6,822,324
    Kelly Services, Inc. Class A...........................  61,546   1,204,455
    Kelly Services, Inc. Class B...........................   1,275      25,602
   #Kennametal, Inc........................................ 129,101   5,595,237
   *Key Technology, Inc....................................   7,462     108,050
    Kforce, Inc............................................  59,534     993,027
    Kimball International, Inc. Class B....................  45,833     503,705
  #*Kirby Corp.............................................  90,691   7,659,762
    Knight Transportation, Inc............................. 128,278   2,176,878
    Knoll, Inc.............................................  59,156     977,257
   *Korn/Ferry International...............................  78,418   1,531,504
  #*Kratos Defense & Security Solutions, Inc...............  74,634     503,033
    L-3 Communications Holdings, Inc....................... 100,263   9,339,498
    Landstar System, Inc...................................  14,471     782,302
    Lawson Products, Inc...................................  12,431     150,788
  #*Layne Christensen Co...................................  31,803     616,342
    LB Foster Co. Class A..................................  15,643     727,087
    Lennox International, Inc..............................  27,100   1,946,322
    Lincoln Electric Holdings, Inc......................... 106,249   6,272,941
   #Lindsay Corp...........................................  20,998   1,576,950
   *LMI Aerospace, Inc.....................................  17,391     321,560
    Lockheed Martin Corp...................................  31,576   3,792,909
    LS Starrett Co. (The) Class A..........................   9,260      96,489
    LSI Industries, Inc....................................  42,695     348,391
   *Luna Innovations, Inc..................................   4,551       6,007
   *Lydall, Inc............................................  24,164     375,992

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
   *Magnetek, Inc..........................................   1,525 $    27,343
  #*Manitex International, Inc.............................   2,123      24,499
   #Manitowoc Co., Inc. (The).............................. 201,574   4,138,314
    Manpowergroup, Inc..................................... 126,766   8,476,842
    Marten Transport, Ltd..................................  52,293     897,348
   #Masco Corp............................................. 114,829   2,356,291
   #*MasTec, Inc........................................... 125,372   4,137,276
    Mastech Holdings, Inc..................................   2,854      27,969
    Matson, Inc............................................  70,131   1,986,110
    McGrath RentCorp.......................................  37,516   1,284,548
   *Meritor, Inc...........................................  80,849     657,302
    Met-Pro Corp...........................................  29,174     398,225
   *Metalico, Inc..........................................  76,765     111,309
   *Mfri, Inc..............................................   6,501      70,471
    Michael Baker Corp.....................................  13,685     552,874
   *Middleby Corp..........................................  22,669   4,056,391
    Miller Industries, Inc.................................  16,917     280,653
    Mine Safety Appliances Co..............................  57,290   3,043,818
   *Mistras Group, Inc.....................................  35,093     589,913
  #*Mobile Mini, Inc.......................................  74,726   2,578,794
   *Moog, Inc. Class A.....................................  65,429   3,679,727
   *Moog, Inc. Class B.....................................   6,265     354,662
   *MRC Global, Inc........................................   6,276     168,322
   #MSC Industrial Direct Co., Inc. Class A................  11,500     930,925
    Mueller Industries, Inc................................  59,084   3,243,121
    Mueller Water Products, Inc. Class A................... 260,571   2,016,820
    Multi-Color Corp.......................................  19,825     686,143
   *MYR Group, Inc.........................................  33,674     727,358
    National Presto Industries, Inc........................  10,320     765,125
  #*National Technical Systems, Inc........................  11,231     179,134
   *Navigant Consulting, Inc...............................  77,151   1,035,366
  #*Navistar International Corp............................  42,043   1,435,768
   *NCI Building Systems, Inc..............................     929      13,173
    Nielsen Holdings NV....................................  20,901     698,511
    NL Industries, Inc.....................................  66,217     734,347
    NN, Inc................................................  26,052     320,440
    Nordson Corp...........................................  44,212   3,190,338
    Norfolk Southern Corp.................................. 166,058  12,148,803
   *Nortek, Inc............................................     376      25,384
    Northrop Grumman Corp.................................. 134,779  12,407,755
   *Northwest Pipe Co......................................  14,098     420,120
  #*Ocean Power Technologies, Inc..........................   8,423      13,224
   *Old Dominion Freight Line, Inc......................... 111,090   4,852,411
    Omega Flex, Inc........................................   8,600     154,886
   *On Assignment, Inc.....................................  88,691   2,707,736
   *Orbital Sciences Corp..................................  97,832   1,813,805
   *Orion Energy Systems, Inc..............................  22,128      76,120
   *Orion Marine Group, Inc................................  23,294     292,806
   *Oshkosh Corp........................................... 148,507   6,656,084
   *Owens Corning.......................................... 187,471   7,403,230
    PACCAR, Inc............................................  54,624   3,073,692
   *Pacer International, Inc...............................  56,234     348,088
    Pall Corp..............................................  20,800   1,455,168

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    PAM Transportation Services, Inc.......................   9,059 $   108,436
   *Park-Ohio Holdings Corp................................  23,150     813,260
    Parker Hannifin Corp...................................  97,858  10,106,774
   *Patrick Industries, Inc................................  16,768     417,691
   *Patriot Transportation Holding, Inc....................  10,465     360,519
   *Pendrell Corp..........................................  67,532     162,077
    Pentair, Ltd........................................... 202,918  12,394,231
   *PGT, Inc...............................................  53,997     539,970
    Pike Electric Corp.....................................  57,952     707,594
   #Pitney Bowes, Inc......................................  40,358     666,311
  #*Plug Power, Inc........................................   2,629       1,149
   *PMFG, Inc..............................................  16,342     124,199
  #*Polypore International, Inc............................  76,811   3,225,294
   *Powell Industries, Inc.................................  19,610     964,812
   *PowerSecure International, Inc.........................  39,354     640,683
    Precision Castparts Corp...............................  18,338   4,065,901
    Preformed Line Products Co.............................   8,209     598,847
    Primoris Services Corp.................................  84,971   1,767,397
    Providence and Worcester Railroad Co...................   3,494      60,796
    Quad/Graphics, Inc.....................................   4,133     115,889
  #*Quality Distribution, Inc..............................  37,533     396,348
   #Quanex Building Products Corp..........................  57,697     982,003
   *Quanta Services, Inc................................... 180,273   4,833,119
   #Raven Industries, Inc..................................  36,990   1,134,113
   #Raytheon Co............................................ 116,541   8,372,305
  #*RBC Bearings, Inc......................................  37,455   2,054,781
    RCM Technologies, Inc..................................  13,580      73,604
  #*Real Goods Solar, Inc. Class A.........................     512       1,224
    Regal-Beloit Corp......................................  73,463   4,751,587
   *Republic Airways Holdings, Inc.........................  78,614   1,079,370
    Republic Services, Inc................................. 212,096   7,192,175
    Resources Connection, Inc..............................  84,694   1,126,430
   *Roadrunner Transportation Systems, Inc.................  57,818   1,747,838
    Robert Half International, Inc.........................  27,853   1,037,246
   #Rockwell Automation, Inc...............................  47,364   4,587,203
   #Rockwell Collins, Inc..................................  26,150   1,861,096
    Rollins, Inc...........................................  42,385   1,080,818
    Roper Industries, Inc..................................  66,703   8,401,910
   *RPX Corp...............................................  50,774     885,499
   #RR Donnelley & Sons Co................................. 285,484   5,421,341
   *Rush Enterprises, Inc. Class A.........................  46,495   1,158,655
   *Rush Enterprises, Inc. Class B.........................   8,637     186,300
    Ryder System, Inc......................................  86,750   5,364,620
   *Saia, Inc..............................................  37,126   1,111,552
    Schawk, Inc............................................  32,035     441,442
    Servotronics, Inc......................................   1,473      11,585
    SIFCO Industries, Inc..................................   7,118     142,360
    Simpson Manufacturing Co., Inc.........................  78,337   2,586,688
    SkyWest, Inc...........................................  97,230   1,470,118
    SL Industries, Inc.....................................  11,694     339,126
    SmartPros, Ltd.........................................   1,344       2,312
    Snap-on, Inc...........................................  79,949   7,583,163
    Southwest Airlines Co.................................. 773,474  10,697,145

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *Sparton Corp..........................................  11,200 $   199,024
   *Spirit Aerosystems Holdings, Inc. Class A............. 185,389   4,701,465
   *Spirit Airlines, Inc..................................  62,228   2,056,635
    SPX Corp..............................................  80,563   6,155,819
   *Standard Parking Corp.................................  18,468     425,133
  #*Standard Register Co. (The)...........................   6,813      20,235
    Standex International Corp............................  20,994   1,239,276
    Stanley Black & Decker, Inc........................... 132,097  11,178,048
    Steelcase, Inc. Class A............................... 150,113   2,287,722
  #*Stericycle, Inc.......................................  15,661   1,815,736
   *Sterling Construction Co., Inc........................  23,323     229,032
    Sun Hydraulics Corp...................................  31,604     993,946
   *Supreme Industries, Inc. Class A......................  14,584      81,962
   *Swift Transportation Co............................... 142,697   2,545,714
    Sypris Solutions, Inc.................................  26,299      85,209
   #TAL International Group, Inc..........................  54,339   2,187,145
   *Taser International, Inc..............................  82,399     731,703
   *Team, Inc.............................................  31,401   1,230,605
  #*Tecumseh Products Co. Class A.........................  15,402     176,815
   *Tecumseh Products Co. Class B.........................   4,901      54,548
   *Teledyne Technologies, Inc............................  48,937   3,923,279
    Tennant Co............................................  23,807   1,228,441
   *Terex Corp............................................ 177,982   5,246,909
   *Tetra Tech, Inc....................................... 101,118   2,386,385
   #Textainer Group Holdings, Ltd.........................  82,635   2,924,453
    Textron, Inc.......................................... 186,989   5,119,759
   *Thermon Group Holdings, Inc...........................  21,422     428,654
    Timken Co............................................. 122,787   7,173,217
   #Titan International, Inc..............................  82,777   1,427,075
  #*Titan Machinery, Inc..................................  34,120     651,351
    TMS International Corp. Class A.......................   1,794      29,368
    Toro Co. (The)........................................  37,150   1,830,752
    Towers Watson & Co. Class A...........................  37,357   3,146,580
    TransDigm Group, Inc..................................  23,800   3,441,242
   *TRC Cos., Inc.........................................  29,408     244,086
  #*Trex Co., Inc.........................................  22,006   1,041,764
   *Trimas Corp...........................................  58,045   2,149,406
   #Trinity Industries, Inc............................... 131,799   5,188,927
    Triumph Group, Inc....................................  80,252   6,296,572
   *TrueBlue, Inc.........................................  67,975   1,814,933
   *Tufco Technologies, Inc...............................   2,398      14,388
   *Tutor Perini Corp.....................................  76,934   1,521,755
    Twin Disc, Inc........................................  22,040     550,559
    Tyco International, Ltd............................... 207,871   7,235,990
   *Ultralife Corp........................................  19,679      68,483
    UniFirst Corp.........................................  24,068   2,359,145
    Union Pacific Corp.................................... 253,811  40,251,886
  #*United Continental Holdings, Inc...................... 215,852   7,522,442
    United Parcel Service, Inc. Class B...................  63,147   5,481,160
  #*United Rentals, Inc................................... 119,511   6,850,371
    United Stationers, Inc................................  65,169   2,697,345
    United Technologies Corp.............................. 109,295  11,538,273
    Universal Forest Products, Inc........................  29,064   1,198,890

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Industrials -- (Continued)
   *Universal Power Group, Inc..........................   1,134 $        1,894
   *Universal Security Instruments, Inc.................   1,873         10,002
   *Universal Truckload Services, Inc...................  21,221        585,063
    URS Corp............................................ 127,255      5,917,357
  #*US Airways Group, Inc............................... 199,017      3,850,979
    US Ecology, Inc.....................................  30,019        917,681
   *USA Truck, Inc......................................  14,166         87,971
  #*USG Corp............................................ 115,330      2,898,243
    UTi Worldwide, Inc.................................. 162,285      2,677,703
    Valmont Industries, Inc.............................  33,895      4,733,098
   *Verisk Analytics, Inc. Class A......................  27,360      1,760,890
   *Versar, Inc.........................................  15,761         83,060
    Viad Corp...........................................  33,305        800,985
   *Vicor Corp..........................................  32,731        271,340
   *Virco Manufacturing Corp............................  11,119         26,908
   *Volt Information Sciences, Inc......................  23,850        166,950
    VSE Corp............................................   6,890        298,199
   *Wabash National Corp................................ 118,273      1,269,069
   *WABCO Holdings, Inc.................................  27,768      2,195,338
    Wabtec Corp......................................... 109,846      6,377,659
   #Waste Connections, Inc.............................. 188,274      8,144,733
    Waste Management, Inc............................... 185,963      7,816,025
    Watsco, Inc.........................................  40,177      3,750,523
    Watsco, Inc. Class B................................   5,058        473,176
    Watts Water Technologies, Inc. Class A..............  46,354      2,423,387
   #Werner Enterprises, Inc............................. 117,745      2,832,945
   *Wesco Aircraft Holdings, Inc........................   8,615        168,596
  #*WESCO International, Inc............................  70,361      5,331,957
   *Willdan Group, Inc..................................   7,684         22,053
   *Willis Lease Finance Corp...........................   8,926        127,106
    Woodward, Inc.......................................  87,017      3,560,736
    WW Grainger, Inc....................................  13,523      3,544,919
  #*XPO Logistics, Inc..................................  22,019        538,585
    Xylem, Inc.......................................... 126,611      3,156,412
                                                                 --------------
Total Industrials                                                 1,250,518,499
                                                                 --------------
Information Technology -- (12.4%)
  #*3D Systems Corp.....................................  84,072      3,970,721
   *Accelrys, Inc.......................................  91,304        797,084
    Accenture P.L.C. Class A............................  51,686      3,814,944
   *ACI Worldwide, Inc..................................  38,871      1,840,542
  #*Active Network, Inc. (The)..........................  11,076         94,478
    Activision Blizzard, Inc............................ 265,306      4,770,202
   *Actuate Corp........................................  79,760        588,629
   *Acxiom Corp......................................... 126,505      3,260,034
   *ADDvantage Technologies Group, Inc..................   7,817         20,168
   *Adobe Systems, Inc..................................  81,557      3,856,015
   #ADTRAN, Inc.........................................  87,196      2,304,590
   *Advanced Energy Industries, Inc.....................  62,127      1,345,671
  #*Advanced Micro Devices, Inc......................... 174,600        658,242
   *Advanced Photonix, Inc. Class A.....................   1,915          1,168
    Advent Software, Inc................................  55,882      1,644,607
   *Aehr Test Systems...................................   4,618          7,112

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Aeroflex Holding Corp..................................   5,086 $    38,247
   *Aetrium, Inc...........................................   6,465       3,038
   *Agilysys, Inc..........................................  36,023     417,507
  #*Akamai Technologies, Inc............................... 113,952   5,378,534
  #*Alliance Data Systems Corp.............................  11,750   2,323,915
   *Alpha & Omega Semiconductor, Ltd.......................  13,132     100,460
    Altera Corp............................................  64,934   2,309,053
    Amdocs, Ltd............................................ 131,808   5,070,654
    American Software, Inc. Class A........................  41,689     377,702
   *Amkor Technology, Inc.................................. 275,673   1,163,340
    Amphenol Corp. Class A.................................  32,171   2,527,354
   *Amtech Systems, Inc....................................  11,796      80,803
   *ANADIGICS, Inc......................................... 100,745     216,602
    Analog Devices, Inc.................................... 113,056   5,580,444
   *Analysts International Corp............................   7,333      28,525
   *Anaren, Inc............................................  21,628     506,311
   *Anixter International, Inc.............................  49,872   4,141,371
   *ANSYS, Inc.............................................  43,080   3,439,507
    AOL, Inc............................................... 145,693   5,367,330
    Apple, Inc............................................. 123,530  55,897,325
    Applied Materials, Inc................................. 567,626   9,257,980
   *Applied Micro Circuits Corp............................  99,747   1,183,997
   *ARRIS Group, Inc....................................... 188,152   2,829,806
   *Arrow Electronics, Inc................................. 175,572   8,014,862
   *Aruba Networks, Inc....................................  40,558     721,121
  #*AsiaInfo-Linkage, Inc..................................  46,753     544,672
   *Aspen Technology, Inc..................................  14,132     459,855
    Astro-Med, Inc.........................................   9,339     106,184
   *Atmel Corp............................................. 598,527   4,728,363
   *ATMI, Inc..............................................  52,234   1,298,015
   *Autobytel, Inc.........................................   3,757      20,213
   *Autodesk, Inc..........................................  41,500   1,468,685
    Automatic Data Processing, Inc.........................  61,357   4,423,226
    Avago Technologies, Ltd................................   3,697     135,606
  #*AVG Technologies NV....................................   9,103     202,997
   *Aviat Networks, Inc....................................  88,527     234,597
   *Avid Technology, Inc...................................  58,708     349,900
   *Avnet, Inc............................................. 228,393   8,603,564
    AVX Corp............................................... 222,886   2,850,712
   #Aware, Inc.............................................  26,058     128,727
   *Axcelis Technologies, Inc..............................  47,595     103,757
   *AXT, Inc...............................................  45,551     127,543
   #Badger Meter, Inc......................................  22,867   1,089,384
   *Bankrate, Inc..........................................   3,208      57,519
    Bel Fuse, Inc. Class A.................................   4,354      67,814
    Bel Fuse, Inc. Class B.................................  13,898     217,504
   *Benchmark Electronics, Inc.............................  86,360   1,910,283
    Black Box Corp.........................................  35,024     947,749
    Blackbaud, Inc.........................................  36,147   1,268,398
   *Blonder Tongue Laboratories............................     433         433
  #*Blucora, Inc...........................................  66,917   1,338,340
   *BMC Software, Inc......................................  34,522   1,586,976
    Booz Allen Hamilton Holding Corp.......................  49,159   1,051,019

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Bottomline Technologies de, Inc......................    62,628 $ 1,820,596
    Broadcom Corp. Class A...............................    86,283   2,378,822
   #Broadridge Financial Solutions, Inc..................    63,302   1,831,960
  #*BroadVision, Inc.....................................     6,453      60,013
   *Brocade Communications Systems, Inc..................   737,005   4,908,453
    Brooks Automation, Inc...............................   108,914   1,069,535
   *Bsquare Corp.........................................    12,187      34,002
   *BTU International, Inc...............................    10,388      28,567
    CA, Inc..............................................   286,869   8,531,484
   *Cabot Microelectronics Corp..........................    38,867   1,437,302
   *CACI International, Inc. Class A.....................    43,130   2,863,832
  #*Cadence Design Systems, Inc..........................   106,862   1,558,048
   *CalAmp Corp..........................................    20,878     320,477
   *Calix, Inc...........................................    78,689     919,088
   *Cardtronics, Inc.....................................    34,762   1,024,089
   *Cascade Microtech, Inc...............................    18,571     130,183
   #Cass Information Systems, Inc........................    17,844     985,167
   *Ceva, Inc............................................    27,528     501,835
   *Checkpoint Systems, Inc..............................    64,749   1,113,683
   *China Information Technology, Inc....................    20,716      64,841
   *ChyronHego Corp......................................     5,035       7,603
   *CIBER, Inc...........................................   152,480     555,027
   *Cinedigm Digital Cinema Corp. Class A................    10,917      16,048
  #*Cirrus Logic, Inc....................................    30,289     583,972
    Cisco Systems, Inc................................... 3,034,786  77,538,782
   *Citrix Systems, Inc..................................    32,097   2,311,626
   *Clearfield, Inc......................................    20,285     220,498
    Cognex Corp..........................................    70,570   3,747,973
   *Cognizant Technology Solutions Corp. Class A.........    31,155   2,255,310
  #*Cogo Group, Inc......................................    15,972      36,416
    Coherent, Inc........................................    37,634   2,133,095
    Cohu, Inc............................................    34,325     405,035
    Communications Systems, Inc..........................    17,110     181,366
   *CommVault Systems, Inc...............................    19,732   1,665,973
    Computer Sciences Corp...............................   179,688   8,563,930
    Computer Task Group, Inc.............................    30,804     572,954
    Compuware Corp.......................................   333,104   3,777,399
   *comScore, Inc........................................    18,134     525,161
    Comtech Telecommunications Corp......................    36,524     989,070
   *Comverse, Inc........................................       147       4,604
  #*Concur Technologies, Inc.............................    28,597   2,541,987
    Concurrent Computer Corp.............................    14,271     116,166
   *Constant Contact, Inc................................     1,967      37,747
    Convergys Corp.......................................   178,498   3,378,967
   *CoreLogic, Inc.......................................   163,836   4,571,024
    Corning, Inc.........................................   717,350  10,896,546
   *CoStar Group, Inc....................................    36,021   5,639,088
  #*Cray, Inc............................................    64,221   1,488,001
  #*Cree, Inc............................................   188,338  13,164,826
    Crexendo, Inc........................................    10,564      33,277
    CSG Systems International, Inc.......................    55,352   1,310,735
    CSP, Inc.............................................     2,797      24,418
    CTS Corp.............................................    56,634     795,708

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *CyberOptics Corp.......................................  10,031 $    60,086
   #Cypress Semiconductor Corp.............................  32,385     413,556
    Daktronics, Inc........................................  70,363     765,549
   *Datalink Corp..........................................  28,723     373,973
   *Dataram Corp...........................................     909       2,827
   *Dealertrack Technologies, Inc..........................  71,602   2,677,915
    Dell, Inc.............................................. 211,492   2,679,604
  #*Demand Media, Inc......................................  49,159     321,500
  #*Dice Holdings, Inc..................................... 100,155     868,344
   #Diebold, Inc...........................................  96,255   3,143,688
   *Digi International, Inc................................  40,813     405,273
    Digimarc Corp..........................................   9,758     204,820
   *Digital River, Inc.....................................  52,061     884,516
   *Diodes, Inc............................................  71,319   1,954,854
   #Dolby Laboratories, Inc. Class A.......................  63,150   2,077,003
   *Dot Hill Systems Corp..................................  71,103     201,933
   *DSP Group, Inc.........................................  31,722     236,329
    DST Systems, Inc.......................................  68,421   4,791,523
   *DTS, Inc...............................................  27,939     632,539
   *Dynamics Research Corp.................................  10,821      60,922
    EarthLink, Inc......................................... 160,358   1,005,445
   *eBay, Inc.............................................. 251,850  13,018,126
   #Ebix, Inc..............................................  58,742     681,407
  #*Echelon Corp...........................................  19,608      44,118
   *EchoStar Corp. Class A.................................  64,530   2,578,619
   *Edgewater Technology, Inc..............................  10,488      64,501
   *Elecsys Corp...........................................     376       2,423
    Electro Rent Corp......................................  37,359     667,979
    Electro Scientific Industries, Inc.....................  41,652     472,750
   *Electronic Arts, Inc................................... 144,139   3,764,911
   *Electronics for Imaging, Inc...........................  79,322   2,382,040
    eMagin Corp............................................  12,094      44,264
    EMC Corp............................................... 407,293  10,650,712
  #*Emcore Corp............................................  33,414     140,673
   *Emulex Corp............................................ 133,393   1,068,478
   *Entegris, Inc.......................................... 231,042   2,201,830
   *Entropic Communications, Inc........................... 132,003     584,773
   *Envestnet, Inc.........................................  15,854     394,606
    EPIQ Systems, Inc......................................  53,037     690,011
    ePlus, Inc.............................................  11,973     760,166
  #*Equinix, Inc...........................................  32,137   5,763,771
   *Euronet Worldwide, Inc.................................  83,032   3,056,408
   *Exar Corp..............................................  76,178     991,076
   *ExlService Holdings, Inc...............................  54,236   1,518,608
   *Extreme Networks....................................... 147,467     638,532
   *F5 Networks, Inc.......................................  22,500   1,974,600
   *Fabrinet...............................................  21,042     311,632
   #FactSet Research Systems, Inc..........................  15,644   1,708,012
    Fair Isaac Corp........................................  57,154   2,855,414
   *Fairchild Semiconductor International, Inc............. 222,324   2,805,729
  #*FalconStor Software, Inc...............................  50,770      51,785
   *FARO Technologies, Inc.................................  22,486     825,911
    FEI Co.................................................  55,099   4,267,418

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    Fidelity National Information Services, Inc..........   297,338 $12,833,108
   *Finisar Corp.........................................   144,074   2,784,950
  #*First Solar, Inc.....................................   145,887   7,183,476
   *Fiserv, Inc..........................................   101,033   9,723,416
   *FleetCor Technologies, Inc...........................       788      70,739
    FLIR Systems, Inc....................................   202,624   6,579,201
   *FormFactor, Inc......................................    76,732     557,842
    Forrester Research, Inc..............................    33,014   1,158,131
  #*Fortinet, Inc........................................    24,220     514,675
  #*Freescale Semiconductor, Ltd.........................    53,885     845,994
    Frequency Electronics, Inc...........................    10,710     113,847
  #*Fusion-io, Inc.......................................       300       4,326
   *Gartner, Inc.........................................    35,704   2,142,597
    Genpact, Ltd.........................................   234,177   4,774,869
  #*GigOptix, Inc........................................     3,988       5,105
   *Global Cash Access Holdings, Inc.....................   107,436     750,978
    Global Payments, Inc.................................   103,620   4,798,642
   #Globalscape, Inc.....................................    11,741      21,134
   *Globecomm Systems, Inc...............................    36,811     533,391
   *Google, Inc. Class A.................................    29,049  25,783,892
   *GSE Systems, Inc.....................................    19,854      35,142
   *GSI Group, Inc.......................................    50,058     420,988
   *GSI Technology, Inc..................................    37,756     262,404
  #*GT Advanced Technologies, Inc........................   125,682     652,290
  #*Guidance Software, Inc...............................    17,697     162,281
  #*Guidewire Software, Inc..............................     1,776      77,718
    Hackett Group, Inc. (The)............................    60,552     336,669
   *Harmonic, Inc........................................   177,547   1,360,010
    Harris Corp..........................................    87,438   4,990,087
   *Hauppauge Digital, Inc...............................     5,400       3,672
   #Heartland Payment Systems, Inc.......................    43,083   1,607,427
   #Hewlett-Packard Co................................... 1,055,382  27,102,210
  #*Hittite Microwave Corp...............................    35,437   2,214,104
   *Hutchinson Technology, Inc...........................    31,174     106,927
    IAC/InterActiveCorp..................................   165,687   8,385,419
   *ID Systems, Inc......................................    15,829      79,462
   *Identive Group, Inc..................................    25,290      19,322
   *IEC Electronics Corp.................................     9,658      32,741
   *iGATE Corp...........................................    57,172   1,332,679
  #*iGO, Inc.............................................     2,409       8,745
   *Ikanos Communications, Inc...........................    23,895      30,586
   *Imation Corp.........................................    54,588     255,472
   *Immersion Corp.......................................    28,268     405,363
  #*Infinera Corp........................................   187,326   2,043,727
   *Informatica Corp.....................................    29,401   1,122,236
   *Ingram Micro, Inc. Class A...........................   251,451   5,740,626
   *Innodata, Inc........................................    31,335      84,604
   *Inphi Corp...........................................    22,801     265,860
   *Insight Enterprises, Inc.............................    86,514   1,850,534
   *Integrated Device Technology, Inc....................   244,054   2,198,927
   *Integrated Silicon Solution, Inc.....................    44,271     529,924
   #Intel Corp........................................... 1,774,516  41,346,223
   *Intellicheck Mobilisa, Inc...........................     7,700       6,006

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Interactive Intelligence Group, Inc....................  20,026 $ 1,137,477
   #InterDigital, Inc......................................  38,866   1,544,146
  #*Intermec, Inc..........................................  75,757     752,267
   *Internap Network Services Corp.........................  89,721     731,226
    International Business Machines Corp................... 104,255  20,333,895
  #*International Rectifier Corp........................... 111,570   2,689,953
   *Interphase Corp........................................   5,636      28,969
    Intersil Corp. Class A................................. 209,564   2,139,648
    inTEST Corp............................................   3,806      15,148
   *Intevac, Inc...........................................  31,727     202,101
   *IntriCon Corp..........................................   8,894      34,420
   #Intuit, Inc............................................  34,988   2,236,433
   *Inuvo, Inc.............................................   3,679       3,201
   #IPG Photonics Corp.....................................  66,639   4,058,315
   *Iteris, Inc............................................  12,775      22,867
  #*Itron, Inc.............................................  60,096   2,591,340
   *Ixia................................................... 122,922   1,708,616
    IXYS Corp..............................................  47,132     529,764
   #j2 Global, Inc.........................................  85,185   3,898,917
    Jabil Circuit, Inc..................................... 317,121   7,290,612
    Jack Henry & Associates, Inc...........................  86,922   4,198,333
   *JDS Uniphase Corp...................................... 315,326   4,625,832
   *Juniper Networks, Inc.................................. 370,132   8,020,760
   *Kemet Corp.............................................  64,457     281,033
   *Key Tronic Corp........................................  14,320     162,389
    Keynote Systems, Inc...................................  25,566     509,530
    KLA-Tencor Corp........................................ 120,499   7,064,856
   *Kopin Corp.............................................  98,511     365,476
   *Kulicke & Soffa Industries, Inc........................ 122,371   1,428,070
   *KVH Industries, Inc....................................  26,340     368,497
   *Lam Research Corp...................................... 210,202  10,346,142
   *Lattice Semiconductor Corp............................. 190,322     982,062
    Lender Processing Services, Inc........................  41,517   1,356,776
   #Lexmark International, Inc. Class A.................... 105,325   3,948,634
   *LGL Group, Inc. (The)..................................   2,633      16,219
   *Limelight Networks, Inc................................ 150,081     360,194
   #Linear Technology Corp.................................  47,472   1,925,464
   *Lionbridge Technologies, Inc...........................  72,023     238,396
  #*Liquidity Services, Inc................................   4,258     121,353
    Littelfuse, Inc........................................  38,789   3,102,732
  #*LogMeIn, Inc...........................................   4,883     145,123
   *LoJack Corp............................................  43,904     146,200
   *LSI Corp............................................... 266,959   2,076,941
   *LTX-Credence Corp......................................  78,246     419,399
   *Magnachip Semiconductor Corp...........................  59,645   1,226,301
   *Management Network Group, Inc..........................   3,573      10,540
   *Manhattan Associates, Inc..............................  33,551   2,963,895
   #ManTech International Corp. Class A....................  37,205   1,099,036
    Marchex, Inc. Class B..................................  38,409     234,295
   *Market Leader, Inc.....................................  25,984     304,273
    Marvell Technology Group, Ltd.......................... 499,681   6,480,863
    Mastercard, Inc. Class A...............................  10,047   6,134,799
   *Mattersight Corp.......................................   5,001      14,003

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Mattson Technology, Inc..............................    81,264 $   182,031
    Maxim Integrated Products, Inc.......................   149,481   4,275,157
    MAXIMUS, Inc.........................................   112,800   4,242,408
   *MaxLinear, Inc. Class A..............................     7,603      52,689
  #*Maxwell Technologies, Inc............................    13,137     104,176
   *Measurement Specialties, Inc.........................    25,397   1,264,263
   *Mediabistro, Inc.....................................       942       1,648
   *MEMSIC, Inc..........................................    22,265      92,622
    Mentor Graphics Corp.................................   185,176   3,801,663
   *Mercury Systems, Inc.................................    44,384     411,884
    Mesa Laboratories, Inc...............................     5,740     374,592
    Methode Electronics, Inc.............................    61,500   1,161,735
    Micrel, Inc..........................................    97,988   1,039,653
   #Microchip Technology, Inc............................    89,457   3,555,021
   *Micron Technology, Inc............................... 1,086,356  14,394,217
  #*MICROS Systems, Inc..................................    43,128   2,101,627
   *Microsemi Corp.......................................   146,906   3,622,702
    Microsoft Corp.......................................   928,949  29,568,447
  #*Mindspeed Technologies, Inc..........................    66,142     203,056
    MKS Instruments, Inc.................................    87,393   2,370,098
    MOCON, Inc...........................................     8,521     121,935
   *ModusLink Global Solutions, Inc......................    57,190     177,861
   #Molex, Inc...........................................    70,390   2,099,734
    Molex, Inc. Class A..................................    91,846   2,303,498
   *MoneyGram International, Inc.........................    18,939     411,166
    Monolithic Power Systems, Inc........................    59,761   1,564,543
    Monotype Imaging Holdings, Inc.......................    58,179   1,427,131
  #*Monster Worldwide, Inc...............................   170,844     977,228
   *MoSys, Inc...........................................    63,831     262,345
    Motorola Solutions, Inc..............................    63,769   3,496,454
   *Move, Inc............................................    61,085     848,471
    MTS Systems Corp.....................................    24,108   1,520,009
   *Multi-Fineline Electronix, Inc.......................    34,615     523,379
   *Nanometrics, Inc.....................................    35,316     542,454
   *NAPCO Security Technologies, Inc.....................    12,622      64,372
   #National Instruments Corp............................    36,646   1,033,051
  #*Navarre Corp.........................................    36,221     112,647
   *NCI, Inc. Class A....................................    10,441      47,298
   *NCR Corp.............................................   134,305   4,834,980
    NetApp, Inc..........................................   216,656   8,908,895
   *NETGEAR, Inc.........................................    61,975   1,847,475
   *Netlist, Inc.........................................    31,529      29,953
   *Netscout Systems, Inc................................    67,080   1,779,632
  #*NetSuite, Inc........................................    15,289   1,435,484
  #*NeuStar, Inc. Class A................................    56,098   3,145,976
   *Newport Corp.........................................    64,300     941,995
   *Newtek Business Services, Inc........................    14,356      31,153
    NIC, Inc.............................................    37,300     687,066
   *Novatel Wireless, Inc................................    43,640     185,034
  #*Nuance Communications, Inc...........................   212,058   3,978,208
  #*Numerex Corp. Class A................................    16,698     180,338
   #NVIDIA Corp..........................................   406,868   5,871,105
  #*Oclaro, Inc..........................................   106,869     127,174

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Official Payments Holdings, Inc........................  20,570 $   147,075
   *OmniVision Technologies, Inc...........................  85,395   1,388,523
   *ON Semiconductor Corp.................................. 610,478   5,030,339
   *Onvia, Inc.............................................   1,484       7,999
   *Oplink Communications, Inc.............................  30,921     623,058
    Optical Cable Corp.....................................   8,150      35,045
    Oracle Corp............................................ 517,147  16,729,705
   *OSI Systems, Inc.......................................  31,344   2,206,304
  #*Overland Storage, Inc..................................   1,066       1,194
   *Pandora Media, Inc.....................................   3,722      68,261
   *PAR Technology Corp....................................  17,200      72,240
    Park Electrochemical Corp..............................  30,101     818,747
  #*Parkervision, Inc......................................   3,828      16,920
   #Paychex, Inc...........................................  55,438   2,186,475
    PC Connection, Inc.....................................  37,385     634,050
    PC-Tel, Inc............................................  30,780     297,027
   *PCM, Inc...............................................  12,993     130,450
   *PDF Solutions, Inc.....................................  41,437     850,287
    Pegasystems, Inc.......................................   6,775     243,222
    Perceptron, Inc........................................  10,412      82,671
   *Perficient, Inc........................................  49,972     682,118
   *Performance Technologies, Inc..........................   5,773       7,938
   *Pericom Semiconductor Corp.............................  34,672     265,241
   *Photronics, Inc........................................  99,710     762,781
   *Pixelworks, Inc........................................  17,904      60,157
   *Planar Systems, Inc....................................  19,314      36,310
    Plantronics, Inc.......................................  70,905   3,296,373
   *Plexus Corp............................................  53,956   1,886,841
   *PLX Technology, Inc....................................  55,424     303,724
   *PMC - Sierra, Inc...................................... 348,768   2,303,613
   *Polycom, Inc........................................... 280,602   2,682,555
    Power Integrations, Inc................................  42,415   2,339,187
   *PRGX Global, Inc.......................................  35,819     222,078
  #*Procera Networks, Inc..................................   4,314      64,365
   *Progress Software Corp.................................  94,402   2,415,747
   *PROS Holdings, Inc.....................................  22,703     745,112
   *PTC, Inc............................................... 152,394   4,126,830
  #*Pulse Electronics Corp.................................   3,411      13,542
    QAD, Inc. Class A......................................  13,973     178,295
    QAD, Inc. Class B......................................   4,740      54,510
   *QLIK Technologies, Inc.................................     808      25,307
   *QLogic Corp............................................ 148,420   1,634,104
    QUALCOMM, Inc.......................................... 214,176  13,825,061
   *Qualstar Corp..........................................   8,094      11,979
  #*Quantum Corp........................................... 185,179     296,286
  #*QuickLogic Corp........................................  18,388      50,935
   *QuinStreet, Inc........................................  15,854     147,601
  #*Rackspace Hosting, Inc.................................  20,042     907,702
   *Radisys Corp...........................................  40,860     168,752
   *Rainmaker Systems, Inc.................................  16,080       6,271
   *Rambus, Inc............................................ 133,321   1,299,880
  #*RealD, Inc.............................................  38,278     407,661
   *RealNetworks, Inc......................................  50,719     399,159

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Red Hat, Inc...........................................  54,458 $ 2,819,291
   *Reis, Inc..............................................  16,269     299,350
   *Relm Wireless Corp.....................................   4,040      16,160
  #*Remark Media, Inc......................................   1,990       5,811
   *Responsys, Inc.........................................  16,464     238,563
   #RF Industries, Ltd.....................................  10,694      65,554
   *RF Micro Devices, Inc.................................. 468,193   2,429,922
    Richardson Electronics, Ltd............................  20,031     225,148
    Rimage Corp............................................  13,779     124,287
  #*Riverbed Technology, Inc...............................  62,979     984,992
   *Rofin-Sinar Technologies, Inc..........................  42,160     974,318
   *Rogers Corp............................................  26,323   1,464,085
   *Rosetta Stone, Inc.....................................  34,480     563,403
   *Rovi Corp.............................................. 157,057   3,538,494
  #*Rubicon Technology, Inc................................  33,298     280,369
   *Rudolph Technologies, Inc..............................  52,178     644,398
   *Saba Software, Inc.....................................  27,173     271,730
   #SAIC, Inc.............................................. 508,615   7,776,723
  #*Salesforce.com, Inc....................................  72,800   3,185,000
   *SanDisk Corp........................................... 124,559   6,865,692
   *Sanmina Corp........................................... 127,578   2,099,934
   *Sapient Corp........................................... 226,185   3,100,996
   *ScanSource, Inc........................................  39,560   1,408,732
   *Scientific Learning Corp...............................  11,264       5,632
   *Seachange International, Inc...........................  52,851     622,585
    Seagate Technology P.L.C............................... 292,776  11,977,466
   *Selectica, Inc.........................................     538       4,530
   *Semtech Corp........................................... 108,911   3,294,558
   *Sevcon, Inc............................................   1,585       8,202
   *ShoreTel, Inc..........................................  68,310     265,726
   *Sigma Designs, Inc.....................................  51,332     267,953
  #*Silicon Graphics International Corp....................  36,240     682,037
   *Silicon Image, Inc..................................... 126,693     725,951
   *Silicon Laboratories, Inc..............................  69,871   2,729,161
   *Skyworks Solutions, Inc................................ 262,297   6,300,374
   *Smith Micro Software, Inc..............................  43,203      49,683
   *SMTC Corp..............................................   1,900       3,610
   *SolarWinds, Inc........................................  28,047     995,388
    Solera Holdings, Inc...................................  14,470     823,488
   *Sonic Foundry, Inc.....................................     619       5,583
   *Sonus Networks, Inc.................................... 490,866   1,678,762
   *Sourcefire, Inc........................................   2,201     166,021
   *Spansion, Inc. Class A.................................  95,073   1,121,861
   *Spark Networks, Inc....................................  20,866     172,770
   *SS&C Technologies Holdings, Inc........................ 110,081   3,938,698
   *Stamps.com, Inc........................................  24,686     983,984
   *StarTek, Inc...........................................  16,081      85,712
   *STEC, Inc..............................................  66,370     449,325
   *STR Holdings, Inc......................................   3,848      10,274
  #*Stratasys, Ltd.........................................  50,002   4,432,677
  #*SunEdison, Inc......................................... 384,783   3,878,613
  #*SunPower Corp.......................................... 188,978   5,225,242
   *Super Micro Computer, Inc..............................  63,141     731,804

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    Supertex, Inc..........................................  18,175 $   488,544
   *support.com, Inc.......................................  83,687     422,619
   *Sykes Enterprises, Inc.................................  65,883   1,156,905
    Symantec Corp.......................................... 202,900   5,413,372
   *Symmetricom, Inc.......................................  62,080     319,091
  #*Synaptics, Inc.........................................  53,469   2,138,760
   *Synchronoss Technologies, Inc..........................  25,624     883,772
   *SYNNEX Corp............................................  60,763   3,008,984
   *Synopsys, Inc..........................................  98,578   3,651,329
    Syntel, Inc............................................  20,935   1,502,714
  #*Take-Two Interactive Software, Inc..................... 152,632   2,675,639
    TE Connectivity, Ltd................................... 220,600  11,259,424
   *Tech Data Corp.........................................  64,197   3,295,874
   *TechTarget, Inc........................................  49,891     268,912
   *TeleCommunication Systems, Inc. Class A................  71,327     192,583
   *Telenav, Inc...........................................  57,342     351,506
   *TeleTech Holdings, Inc.................................  87,067   2,181,028
    Tellabs, Inc........................................... 553,536   1,239,921
   *Teradata Corp..........................................  30,060   1,777,147
  #*Teradyne, Inc.......................................... 304,510   5,021,370
   #Tessco Technologies, Inc...............................  14,125     452,565
    Tessera Technologies, Inc..............................  84,226   1,690,416
    Texas Instruments, Inc................................. 148,207   5,809,714
    TheStreet, Inc.........................................  30,782      61,872
   *TIBCO Software, Inc....................................  51,980   1,296,381
    Total System Services, Inc............................. 251,901   6,904,606
    Transact Technologies, Inc.............................  10,841      98,545
  #*Trimble Navigation, Ltd................................  45,590   1,301,139
   *Trio Tech International................................   3,963      14,306
   *TriQuint Semiconductor, Inc............................ 219,638   1,754,908
    TSR, Inc...............................................     751       2,328
   *TTM Technologies, Inc.................................. 113,319   1,047,068
   *Tyler Technologies, Inc................................  31,179   2,326,577
  #*Ultimate Software Group, Inc...........................   6,001     811,935
   *Ultra Clean Holdings...................................  31,297     216,888
   *Ultratech, Inc.........................................  45,332   1,324,601
   *Unisys Corp............................................  47,871   1,241,774
    United Online, Inc..................................... 154,272   1,252,689
  #*Unwired Planet, Inc....................................  77,315     156,949
  #*USA Technologies, Inc..................................  16,331      33,805
   *UTStarcom Holdings Corp................................  23,800      65,688
   *ValueClick, Inc........................................ 126,220   3,084,817
  #*Veeco Instruments, Inc.................................  62,256   2,164,019
  #*VeriFone Systems, Inc..................................  74,778   1,426,016
   *Verint Systems, Inc....................................  15,487     554,125
  #*VeriSign, Inc..........................................  39,976   1,912,452
  #*ViaSat, Inc............................................  69,289   4,627,812
   *Viasystems Group, Inc..................................  18,213     270,463
   *Vicon Industries, Inc..................................   3,400       8,942
   *Video Display Corp.....................................  10,670      40,653
   *Virtusa Corp...........................................  54,146   1,395,884
    Visa, Inc. Class A..................................... 232,750  41,199,077
  #*Vishay Intertechnology, Inc............................ 228,400   3,286,676

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
   *Vishay Precision Group, Inc.......................    24,604 $      399,077
  #*VistaPrint NV.....................................    36,517      1,861,637
   *VMware, Inc. Class A..............................     8,843        726,806
   *Volterra Semiconductor Corp.......................    32,522        490,107
  #*Wave Systems Corp. Class A Class A................     2,000          3,380
    Wayside Technology Group, Inc.....................     5,310         66,322
  #*Web.com Group, Inc................................    74,635      1,939,017
   *WebMD Health Corp.................................    64,931      2,143,372
  #*Westell Technologies, Inc. Class A................    69,684        180,482
    Western Digital Corp..............................   226,163     14,560,374
   #Western Union Co. (The)...........................    89,952      1,615,538
   *WEX, Inc..........................................    43,750      3,803,625
   *Wireless Telecom Group, Inc.......................     9,995         15,292
  #*WPCS International, Inc...........................       971          2,894
    Xerox Corp........................................ 1,366,443     13,254,497
    Xilinx, Inc.......................................   142,458      6,651,364
   *XO Group, Inc.....................................    43,310        517,988
    Xyratex, Ltd......................................    43,595        469,954
   *Yahoo!, Inc.......................................   623,942     17,526,531
   *Zebra Technologies Corp. Class A..................    73,202      3,379,736
   *Zix Corp..........................................   103,966        467,847
   *Zygo Corp.........................................    29,601        463,848
  #*Zynga, Inc. Class A...............................   993,280      2,959,974
                                                                 --------------
Total Information Technology..........................            1,259,707,058
                                                                 --------------
Materials -- (4.4%)
    A Schulman, Inc...................................    48,680      1,304,624
  #*AEP Industries, Inc...............................     8,959        722,991
    Air Products & Chemicals, Inc.....................    35,450      3,851,288
    Airgas, Inc.......................................    56,913      5,873,991
    Albemarle Corp....................................    39,910      2,474,819
   #Alcoa, Inc........................................ 1,109,490      8,820,445
   #Allegheny Technologies, Inc.......................   179,810      4,957,362
  #*Allied Nevada Gold Corp...........................    17,205        114,757
  #*AM Castle & Co....................................    37,054        630,659
   #AMCOL International Corp..........................    50,959      1,787,642
   *American Biltrite, Inc............................        36         14,904
   *American Pacific Corp.............................     8,129        295,652
    American Vanguard Corp............................    41,677      1,029,005
   #Aptargroup, Inc...................................    84,980      4,961,982
  #*Arabian American Development Co...................    13,281        118,732
    Ashland, Inc......................................    85,486      7,423,604
    Axiall Corp.......................................    67,854      2,991,004
    Balchem Corp......................................    25,737      1,280,673
    Ball Corp.........................................    55,054      2,465,869
   #Bemis Co., Inc....................................   158,083      6,511,439
    Boise, Inc........................................   169,459      1,542,077
    Buckeye Technologies, Inc.........................    65,103      2,423,134
    Cabot Corp........................................   105,169      4,314,032
   *Calgon Carbon Corp................................    91,336      1,637,654
   #Carpenter Technology Corp.........................    66,930      3,499,100
    Celanese Corp. Series A...........................    27,600      1,326,456
   *Century Aluminum Co...............................   145,204      1,218,261

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    CF Industries Holdings, Inc............................  43,083 $ 8,444,699
    Chase Corp.............................................  11,789     327,145
   *Chemtura Corp.......................................... 162,814   3,640,521
   *Clearwater Paper Corp..................................  35,564   1,739,791
   #Cliffs Natural Resources, Inc..........................  51,572   1,006,170
   *Coeur d'Alene Mines Corp............................... 145,280   1,948,205
    Commercial Metals Co................................... 196,815   3,048,664
   #Compass Minerals International, Inc....................  13,558   1,024,985
  #*Contango ORE, Inc......................................   1,821      15,478
   *Continental Materials Corp.............................   1,019      16,564
   *Core Molding Technologies, Inc.........................  11,130     102,730
   *Crown Holdings, Inc....................................  37,000   1,621,710
    Cytec Industries, Inc..................................  73,731   5,743,645
    Deltic Timber Corp.....................................  16,051     968,357
    Domtar Corp............................................  59,170   4,112,907
    Dow Chemical Co. (The)................................. 627,320  21,981,293
    Eagle Materials, Inc...................................  69,674   4,701,601
    Eastman Chemical Co....................................  66,655   5,361,062
    Ecolab, Inc............................................  61,063   5,626,345
    EI du Pont de Nemours & Co............................. 117,889   6,801,016
   *Ferro Corp............................................. 126,870     828,461
  #*Flotek Industries, Inc.................................   8,089     158,383
    FMC Corp...............................................  45,000   2,977,200
    Freeport-McMoRan Copper & Gold, Inc.................... 513,806  14,530,434
    Friedman Industries, Inc...............................  13,567     133,771
    FutureFuel Corp........................................  26,263     414,693
  #*General Moly, Inc...................................... 142,545     267,985
   #Globe Specialty Metals, Inc............................ 121,290   1,446,990
  #*Golden Minerals Co.....................................  19,506      26,723
   *Graphic Packaging Holding Co........................... 540,426   4,647,664
   #Greif, Inc. Class A....................................  41,493   2,295,393
    Greif, Inc. Class B....................................  28,377   1,624,583
    Hawkins, Inc...........................................  16,367     634,221
    Haynes International, Inc..............................  19,905     957,430
    HB Fuller Co...........................................  84,744   3,402,472
   *Headwaters, Inc........................................  76,455     720,971
   #Hecla Mining Co........................................ 451,137   1,457,172
   *Horsehead Holding Corp.................................  74,661     914,597
   #Huntsman Corp.......................................... 386,450   6,963,829
    Innophos Holdings, Inc.................................  36,451   1,816,718
    Innospec, Inc..........................................  39,009   1,674,266
    International Flavors & Fragrances, Inc................  17,200   1,387,696
    International Paper Co................................. 256,800  12,406,008
   #Intrepid Potash, Inc................................... 102,060   1,304,327
    Kaiser Aluminum Corp...................................  29,817   1,945,559
    KapStone Paper and Packaging Corp......................  79,494   3,501,711
    KMG Chemicals, Inc.....................................  16,676     376,544
    Koppers Holdings, Inc..................................  15,719     607,539
   *Kraton Performance Polymers, Inc.......................  53,243   1,080,833
   #Kronos Worldwide, Inc..................................  84,537   1,398,242
   *Landec Corp............................................  42,497     641,280
   *Louisiana-Pacific Corp................................. 217,242   3,532,355
   *LSB Industries, Inc....................................  36,216   1,190,782

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
    LyondellBasell Industries NV Class A....................  92,925 $6,384,877
   #Martin Marietta Materials, Inc..........................  54,831  5,461,167
   *Material Sciences Corp..................................   8,954     89,003
    Materion Corp...........................................  33,327  1,004,476
  #*McEwen Mining, Inc...................................... 271,668    532,469
    MeadWestvaco Corp....................................... 177,786  6,569,193
  #*Mercer International, Inc...............................  78,277    541,677
    Minerals Technologies, Inc..............................  55,981  2,575,126
  #*Mines Management, Inc...................................  13,118      9,183
   *Mod-Pac Corp............................................   3,434     28,588
  #*Molycorp, Inc...........................................  13,274     99,024
    Monsanto Co.............................................  66,246  6,543,780
    Mosaic Co. (The)........................................ 161,767  6,647,006
    Myers Industries, Inc...................................  55,356  1,077,781
    Neenah Paper, Inc.......................................  26,624  1,053,512
   #NewMarket Corp..........................................  16,011  4,363,958
    Newmont Mining Corp..................................... 257,402  7,722,060
    Noranda Aluminum Holding Corp...........................  38,891    120,951
   *Northern Technologies International Corp................   5,900     75,756
    Nucor Corp.............................................. 185,428  8,674,322
    Olin Corp............................................... 128,950  3,146,380
    Olympic Steel, Inc......................................  16,035    446,575
   *OM Group, Inc...........................................  51,767  1,598,047
   *OMNOVA Solutions, Inc...................................  73,595    593,176
   *Owens-Illinois, Inc..................................... 192,526  5,727,648
    Packaging Corp. of America.............................. 121,239  6,521,446
  #*Penford Corp............................................  22,102    327,994
    PH Glatfelter Co........................................  63,321  1,676,107
    PolyOne Corp............................................ 153,124  4,426,815
    PPG Industries, Inc.....................................  20,779  3,333,783
    Praxair, Inc............................................  34,453  4,140,217
    Quaker Chemical Corp....................................  21,597  1,424,754
    Reliance Steel & Aluminum Co............................ 116,824  8,201,045
   *Resolute Forest Products, Inc...........................   5,403     82,450
    Rock Tenn Co. Class A...................................  71,019  8,121,023
    Rockwood Holdings, Inc..................................  98,930  6,700,529
   #Royal Gold, Inc.........................................  72,115  3,727,624
    RPM International, Inc.................................. 169,023  5,956,370
  #*RTI International Metals, Inc...........................  49,088  1,504,547
   #Schnitzer Steel Industries, Inc. Class A................  40,330  1,034,868
    Schweitzer-Mauduit International, Inc...................  52,516  2,843,216
   #Scotts Miracle-Gro Co. (The) Class A....................  33,010  1,658,752
    Sealed Air Corp......................................... 292,855  7,977,370
   *Senomyx, Inc............................................  26,984     71,238
    Sensient Technologies Corp..............................  81,077  3,568,199
    Sherwin-Williams Co. (The)..............................  19,100  3,326,647
   #Sigma-Aldrich Corp......................................  22,268  1,860,714
    Silgan Holdings, Inc....................................  38,508  1,857,626
  #*Silver Bull Resources, Inc..............................   8,400      3,108
   *Solitario Exploration & Royalty Corp....................   2,615      2,432
    Sonoco Products Co...................................... 131,402  5,057,663
   #Southern Copper Corp....................................  25,873    674,509
    Steel Dynamics, Inc..................................... 368,180  5,728,881

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Stepan Co...........................................    36,529 $  2,186,626
  #*Stillwater Mining Co................................   199,600    2,415,160
   *SunCoke Energy, Inc.................................   104,991    1,658,858
   #Synalloy Corp.......................................    11,860      196,520
  #*Texas Industries, Inc...............................    46,329    2,878,884
    Tredegar Corp.......................................    33,747    1,012,747
   #Tronox, Ltd. Class A................................    48,475    1,052,392
   *United States Lime & Minerals, Inc..................     8,386      500,141
   #United States Steel Corp............................   230,091    3,992,079
   *Universal Stainless & Alloy Products, Inc...........    10,522      271,468
   #US Silica Holdings, Inc.............................    12,176      294,659
   #Valhi, Inc..........................................   118,994    1,882,485
    Valspar Corp. (The).................................    93,461    6,366,563
  #*Verso Paper Corp....................................    33,897       34,914
   #Vulcan Materials Co.................................   138,741    6,545,800
   #Walter Energy, Inc..................................    58,723      657,110
    Wausau Paper Corp...................................    82,248      936,805
    Westlake Chemical Corp..............................    89,408    9,300,220
    Worthington Industries, Inc.........................   113,645    4,065,082
   *WR Grace & Co.......................................    39,559    3,038,922
    Zep, Inc............................................    31,221      408,371
  #*Zoltek Cos., Inc....................................    53,350      743,165
                                                                   ------------
Total Materials.........................................            442,426,509
                                                                   ------------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares........     7,873           --
  o*Concord Camera Corp. Escrow Shares..................     2,339           --
  o*FRD Acquisition Co Escrow Shares....................     4,235           --
  o*Gerber Scientific, Inc. Escrow Shares...............    30,731           --
  o*Price Communications Liquidation Trust..............    11,700           --
  o*Softbrands, Inc. Escrow Shares......................    14,700           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (2.3%)
   *8x8, Inc............................................    64,500      584,370
    Alteva..............................................     9,033       88,252
    AT&T, Inc........................................... 3,049,991  107,573,183
    Atlantic Tele-Network, Inc..........................    22,211    1,132,761
  #*Boingo Wireless, Inc................................    16,070      112,490
   *Cbeyond, Inc........................................    45,512      385,487
    CenturyLink, Inc....................................   303,450   10,878,682
   *Cincinnati Bell, Inc................................   195,742      675,310
    Consolidated Communications Holdings, Inc...........    66,571    1,164,327
  #*Crown Castle International Corp.....................    29,691    2,085,793
   #Frontier Communications Corp........................   998,132    4,351,855
   *General Communication, Inc. Class A.................    64,916      574,507
  #*Hawaiian Telcom Holdco, Inc.........................       367       10,210
    HickoryTech Corp....................................    18,507      207,648
    IDT Corp. Class B...................................    34,560      714,355
    Inteliquent, Inc....................................    53,276      444,322
  #*Iridium Communications, Inc.........................   104,650      881,153
   *Leap Wireless International, Inc....................    89,942    1,500,233

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
  #*Level 3 Communications, Inc.........................    83,611 $  1,843,623
   #Lumos Networks Corp.................................    26,098      494,557
  #*NII Holdings, Inc...................................   116,994      840,017
    NTELOS Holdings Corp................................     9,771      183,011
   *ORBCOMM, Inc........................................    66,840      322,169
   *Premiere Global Services, Inc.......................    87,044      957,484
    Primus Telecommunications Group, Inc................     5,557       66,573
   *SBA Communications Corp. Class A....................    23,603    1,748,746
    Shenandoah Telecommunications Co....................    34,931      673,120
   *Sprint Corp.........................................   674,446    4,019,696
   #T-Mobile US, Inc....................................   148,152    3,571,945
    Telephone & Data Systems, Inc.......................   167,926    4,451,718
  #*tw telecom, Inc.....................................   117,288    3,492,837
    United States Cellular Corp.........................    45,992    1,826,342
    USA Mobility, Inc...................................    33,099      517,006
    Verizon Communications, Inc......................... 1,449,236   71,708,197
   *Vonage Holdings Corp................................   183,091      589,553
   #Windstream Corp.....................................   427,884    3,572,831
                                                                   ------------
Total Telecommunication Services........................            234,244,363
                                                                   ------------
Utilities -- (1.9%)
    AES Corp............................................   472,016    5,871,879
    AGL Resources, Inc..................................    51,100    2,339,869
    ALLETE, Inc.........................................    42,823    2,296,169
    Alliant Energy Corp.................................    36,568    1,937,007
    Ameren Corp.........................................    50,996    1,826,167
    American Electric Power Co., Inc....................    58,603    2,716,249
    American States Water Co............................    20,985    1,347,657
    American Water Works Co., Inc.......................    33,369    1,424,189
   #Aqua America, Inc...................................    84,250    2,852,705
   #Artesian Resources Corp. Class A....................     5,997      141,169
    Atmos Energy Corp...................................    57,482    2,543,004
    Avista Corp.........................................    65,182    1,875,938
    Black Hills Corp....................................    48,577    2,577,010
  #*Cadiz, Inc..........................................     5,844       26,999
    California Water Service Group......................    54,764    1,193,855
   *Calpine Corp........................................   370,649    7,416,686
    CenterPoint Energy, Inc.............................    86,557    2,148,345
    Chesapeake Utilities Corp...........................    11,571      685,813
    Cleco Corp..........................................    39,747    1,928,127
    CMS Energy Corp.....................................    72,197    2,020,794
    Connecticut Water Service, Inc......................    10,659      318,704
    Consolidated Edison, Inc............................    35,814    2,145,259
   #Consolidated Water Co., Ltd.........................    17,009      201,727
    Delta Natural Gas Co., Inc..........................     5,328      121,319
    Dominion Resources, Inc.............................    73,930    4,384,788
    DTE Energy Co.......................................    35,764    2,528,515
    Duke Energy Corp....................................    95,990    6,815,290
   *Dynegy, Inc.........................................    23,958      499,285
    Edison International................................    50,348    2,509,848
    El Paso Electric Co.................................    42,108    1,590,419
    Empire District Electric Co. (The)..................    46,026    1,066,883
    Entergy Corp........................................    30,015    2,026,012

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Utilities -- (Continued)
    Exelon Corp............................................. 107,986 $3,303,292
   #FirstEnergy Corp........................................  51,922  1,976,671
    Gas Natural, Inc........................................   5,156     53,725
    Genie Energy, Ltd. Class B..............................  32,165    331,621
    Great Plains Energy, Inc................................  88,307  2,136,146
   #Hawaiian Electric Industries, Inc.......................  52,901  1,410,341
   #IDACORP, Inc............................................  36,703  1,936,817
    Integrys Energy Group, Inc..............................  44,550  2,797,740
   #ITC Holdings Corp.......................................  30,558  2,804,308
   #Laclede Group, Inc. (The)...............................  24,901  1,141,960
   #MDU Resources Group, Inc................................  97,688  2,739,171
    MGE Energy, Inc.........................................  24,915  1,462,760
    Middlesex Water Co......................................  17,687    373,903
    National Fuel Gas Co....................................  17,489  1,133,812
   #New Jersey Resources Corp...............................  40,459  1,810,945
    NextEra Energy, Inc.....................................  52,047  4,507,791
    NiSource, Inc...........................................  60,500  1,858,560
    Northeast Utilities.....................................  86,388  3,836,491
   #Northwest Natural Gas Co................................  28,392  1,247,544
    NorthWestern Corp.......................................  39,353  1,660,697
    NRG Energy, Inc......................................... 366,437  9,827,840
    NV Energy, Inc.......................................... 131,215  3,100,610
    OGE Energy Corp.........................................  67,992  2,542,901
    ONEOK, Inc.............................................. 120,513  6,381,163
   #Ormat Technologies, Inc.................................  65,592  1,510,584
    Otter Tail Corp.........................................  36,963  1,130,698
    Pepco Holdings, Inc.....................................  48,412    994,867
    PG&E Corp...............................................  50,355  2,310,791
    Piedmont Natural Gas Co., Inc...........................  45,726  1,579,833
    Pinnacle West Capital Corp..............................  23,500  1,384,150
    PNM Resources, Inc......................................  86,062  2,020,736
    Portland General Electric Co............................  65,796  2,085,733
    PPL Corp................................................  70,270  2,232,478
    Public Service Enterprise Group, Inc.................... 211,933  7,161,216
    Questar Corp............................................ 214,038  5,106,947
    RGC Resources, Inc......................................   2,942     55,457
    SCANA Corp..............................................  25,601  1,328,948
    Sempra Energy...........................................  28,400  2,488,692
    SJW Corp................................................  26,109    728,180
   #South Jersey Industries, Inc............................  34,199  2,089,559
    Southern Co. (The)...................................... 109,357  4,903,568
    Southwest Gas Corp......................................  41,122  2,041,296
   *Synthesis Energy Systems, Inc...........................  45,358     38,101
   #TECO Energy, Inc........................................ 119,891  2,118,474
    UGI Corp................................................ 190,704  8,007,661
   #UIL Holdings Corp.......................................  55,770  2,277,647
    Unitil Corp.............................................  15,703    482,710
    UNS Energy Corp.........................................  45,790  2,328,421
    Vectren Corp............................................  50,387  1,865,327
   #Westar Energy, Inc......................................  72,321  2,429,262
    WGL Holdings, Inc.......................................  42,154  1,937,819
    Wisconsin Energy Corp...................................  45,359  1,972,209
    Xcel Energy, Inc........................................  90,134  2,699,513

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                     ---------- ---------------
Utilities -- (Continued)
   #York Water Co...................................     13,028 $       274,630
                                                                ---------------
Total Utilities.....................................                197,339,996
                                                                ---------------
TOTAL COMMON STOCKS.................................              9,231,503,559
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
  o*Enron TOPRS 8.125PCT Escrow Shares..............      1,977              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 o#*Accelerate Diagnostics, Inc. Rights 08/07/13....        140              47
  o*Capital Bank Corp. Contingent Value Rights......      7,309              --
  o*CVR Energy, Inc. Contingent Value Rights........    123,987              --
  o*PhotoMedex, Inc. Contingent Value Warrants......        888              --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17...        813              --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17...        813              --
  o*Wright Medical Group, Inc. Contingent Value
   Rights...........................................     11,385          34,155
                                                                ---------------
TOTAL RIGHTS/WARRANTS...............................                     34,202
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves...... 41,870,650      41,870,650
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (8.5%)
 (S)@DFA Short Term Investment Fund................. 74,724,583     864,563,425
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,371,657,137)^^...........................            $10,137,971,836
                                                                ===============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 -------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary....... $1,309,021,097           --   --    $ 1,309,021,097
   Consumer Staples.............    582,992,695           --   --        582,992,695
   Energy.......................  1,023,118,131           --   --      1,023,118,131
   Financials...................  1,932,483,218 $      4,314   --      1,932,487,532
   Health Care..................    999,611,706       35,973   --        999,647,679
   Industrials..................  1,250,476,278       42,221   --      1,250,518,499
   Information Technology.......  1,259,707,058           --   --      1,259,707,058
   Materials....................    442,426,509           --   --        442,426,509
   Other........................             --           --   --                 --
   Telecommunication Services...    234,244,363           --   --        234,244,363
   Utilities....................    197,339,996           --   --        197,339,996
Preferred Stocks
   Other........................             --           --   --                 --
Rights/Warrants.................             --       34,202   --             34,202
Temporary Cash Investments......     41,870,650           --   --         41,870,650
Securities Lending Collateral...             --  864,563,425   --        864,563,425
                                 -------------- ------------   --    ---------------
TOTAL........................... $9,273,291,701 $864,680,135   --    $10,137,971,836
                                 ============== ============   ==    ===============

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES   VALUE+
                                                           ------ ----------
COMMON STOCKS -- (89.9%)
Consumer Discretionary -- (13.8%)
   *1-800-Flowers.com, Inc. Class A....................... 33,345 $  219,410
    Aaron's, Inc.......................................... 61,802  1,771,245
    Abercrombie & Fitch Co. Class A....................... 10,041    500,745
    Advance Auto Parts, Inc...............................  5,300    437,197
  #*Aeropostale, Inc...................................... 25,947    392,578
   *AFC Enterprises, Inc..................................  9,550    351,440
    AH Belo Corp. Class A................................. 21,443    160,822
    Ambassadors Group, Inc................................ 17,553     63,893
   *AMC Networks, Inc. Class A............................  2,797    190,923
    Amcon Distributing Co.................................    438     34,002
   *America's Car-Mart, Inc............................... 10,824    468,463
  #*American Apparel, Inc................................. 39,246     78,884
    American Eagle Outfitters, Inc........................ 65,699  1,290,328
    American Greetings Corp. Class A...................... 21,500    409,360
  #*American Public Education, Inc........................  4,170    164,757
    Ameristar Casinos, Inc................................ 17,244    456,449
   *ANN, Inc.............................................. 17,170    581,891
  #*Apollo Group, Inc. Class A............................  1,600     29,152
    Arbitron, Inc.........................................  6,700    307,932
    Arctic Cat, Inc....................................... 12,690    698,458
    Ark Restaurants Corp..................................  3,403     71,633
   *Asbury Automotive Group, Inc.......................... 29,653  1,448,253
  #*Ascena Retail Group, Inc.............................. 74,986  1,431,483
   *Ascent Capital Group, Inc. Class A.................... 13,641  1,060,042
    Autoliv, Inc..........................................    575     47,018
   *AutoNation, Inc....................................... 18,588    890,365
   *Ballantyne Strong, Inc................................ 13,009     53,337
  #*Bally Technologies, Inc............................... 16,084  1,152,901
   *Barnes & Noble, Inc................................... 68,629  1,225,028
    Bassett Furniture Industries, Inc..................... 10,687    170,244
    Beasley Broadcasting Group, Inc. Class A..............  6,377     51,207
  #*Beazer Homes USA, Inc................................. 16,707    287,193
   #bebe stores, Inc...................................... 82,763    494,923
  #*Bed Bath & Beyond, Inc................................  4,900    374,703
    Belo Corp. Class A.................................... 95,888  1,367,363
    Best Buy Co., Inc..................................... 25,712    773,674
    Big 5 Sporting Goods Corp............................. 23,602    478,413
   *Big Lots, Inc......................................... 16,633    600,950
   *Biglari Holdings, Inc.................................  1,773    738,561
  #*BJ's Restaurants, Inc................................. 23,434    835,188
  #*Blue Nile, Inc........................................  1,591     61,779
   #Blyth, Inc............................................ 16,340    228,932
    Bob Evans Farms, Inc.................................. 29,333  1,490,703
   *Body Central Corp.....................................  7,403     89,280
   #Bon-Ton Stores, Inc. (The)............................ 16,943    319,545
  #*Books-A-Million, Inc.................................. 13,630     33,802
   *BorgWarner, Inc.......................................  7,200    687,096
    Bowl America, Inc. Class A............................  2,839     39,391
  #*Boyd Gaming Corp...................................... 88,809  1,182,048
  #*Bravo Brio Restaurant Group, Inc......................  6,728    109,936
   *Bridgepoint Education, Inc............................ 12,801    206,352

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   #Brinker International, Inc............................  13,098 $   525,885
   *Brookfield Residential Properties, Inc................   3,692      76,314
    Brown Shoe Co., Inc...................................  47,280   1,123,846
    Brunswick Corp........................................  58,855   2,221,776
   #Buckle, Inc. (The)....................................   9,525     533,209
  #*Buffalo Wild Wings, Inc...............................   5,457     565,236
   *Build-A-Bear Workshop, Inc............................  18,741     133,249
   *Cabela's, Inc.........................................  76,421   5,245,537
    Cablevision Systems Corp. Class A.....................   7,864     146,978
   *Cache, Inc............................................  17,203      72,253
  #*Caesars Entertainment Corp............................   9,601     154,192
    Callaway Golf Co......................................  78,413     563,005
   *Cambium Learning Group, Inc...........................  42,184      57,370
    Canterbury Park Holding Corp..........................   4,963      49,977
   *Capella Education Co..................................  13,153     644,629
   *Career Education Corp.................................  68,794     221,517
  #*CarMax, Inc...........................................  26,062   1,278,080
   *Carmike Cinemas, Inc..................................  15,054     275,789
    Carnival Corp.........................................  68,794   2,547,442
    Carriage Services, Inc................................  20,067     376,457
   *Carrols Restaurant Group, Inc.........................  21,299     139,934
    Carter's, Inc.........................................  28,571   2,037,684
    Cato Corp. (The) Class A..............................  21,622     608,659
   *Cavco Industries, Inc.................................   7,578     415,199
    CBS Corp. Class A.....................................   5,310     283,288
    CBS Corp. Class B.....................................  99,468   5,255,889
    CEC Entertainment, Inc................................  12,272     510,392
   *Central European Media Enterprises, Ltd. Class A......  18,425      61,908
   *Charles & Colvard, Ltd................................  15,731      72,992
   *Charter Communications, Inc. Class A..................     317      39,860
   #Cheesecake Factory, Inc. (The)........................  34,243   1,453,273
    Cherokee, Inc.........................................   3,009      39,027
    Chico's FAS, Inc......................................  16,994     291,107
   *Children's Place Retail Stores, Inc. (The)............  22,289   1,204,498
   *Chipotle Mexican Grill, Inc...........................   3,000   1,236,810
   #Choice Hotels International, Inc......................   6,175     256,695
   *Christopher & Banks Corp..............................  33,498     229,126
    Churchill Downs, Inc..................................  16,642   1,351,497
    Cinemark Holdings, Inc................................  60,148   1,751,510
  #*Citi Trends, Inc......................................  15,568     219,353
   *Clear Channel Outdoor Holdings, Inc. Class A..........  32,196     238,894
   *Coast Distribution System (The).......................   1,632       5,255
   *Cobra Electronics Corp................................   7,586      19,875
  #*Coldwater Creek, Inc..................................  13,828      36,506
   #Collectors Universe...................................   4,583      73,740
   #Columbia Sportswear Co................................  27,254   1,758,428
    Comcast Corp. Class A................................. 336,814  15,183,575
    Comcast Corp. Special Class A.........................  83,059   3,580,673
   *Conn's, Inc...........................................  35,937   2,322,249
    Cooper Tire & Rubber Co...............................  53,922   1,808,544
    Core-Mark Holding Co., Inc............................  12,512     783,877
  #*Corinthian Colleges, Inc..............................  87,764     196,591
    Cracker Barrel Old Country Store, Inc.................   6,835     669,146

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Crocs, Inc............................................  40,215 $  549,739
   *Crown Media Holdings, Inc. Class A....................  18,563     55,132
    CSS Industries, Inc...................................   4,800    127,824
  #*CST Brands, Inc.......................................  13,513    440,659
    CTC Media, Inc........................................  95,945  1,064,989
    Culp, Inc.............................................  11,988    230,649
  #*Cumulus Media, Inc. Class A...........................  14,274     61,093
    Dana Holding Corp.....................................  67,200  1,468,320
    Darden Restaurants, Inc...............................   5,017    246,084
  #*Deckers Outdoor Corp..................................   4,800    263,184
   *dELiA*s, Inc..........................................  18,616     27,924
   *Delta Apparel, Inc....................................  12,525    201,026
    Destination Maternity Corp............................  13,230    397,694
   *Destination XL Group, Inc.............................  53,857    347,378
   #DeVry, Inc............................................  43,999  1,323,490
   *DGSE Cos., Inc........................................   3,503      7,882
    Dick's Sporting Goods, Inc............................   8,194    421,254
  #*Digital Generation, Inc...............................  28,875    223,781
    Dillard's, Inc. Class A...............................  60,059  5,070,781
    DineEquity, Inc.......................................  18,626  1,297,673
   *DIRECTV...............................................  22,304  1,411,174
   *Discovery Communications, Inc.........................   4,083    296,671
  #*Discovery Communications, Inc. Class A................   5,091    405,855
   *Discovery Communications, Inc. Class B................   1,000     79,620
   *Dixie Group, Inc. (The)...............................   7,426     66,760
   *Dollar General Corp...................................     500     27,335
   *Dollar Tree, Inc......................................  13,600    729,640
    Domino's Pizza, Inc...................................  14,558    911,040
    Dorman Products, Inc..................................  32,268  1,519,177
    Dover Downs Gaming & Entertainment, Inc...............  15,417     22,509
   #DR Horton, Inc........................................ 155,647  3,128,505
  #*DreamWorks Animation SKG, Inc. Class A................  62,341  1,543,563
    Drew Industries, Inc..................................  22,002    898,342
    DSW, Inc. Class A.....................................  12,288    931,308
    EDCI Holdings, Inc....................................   2,070      6,531
  #*Education Management Corp.............................  47,218    332,887
    Educational Development Corp..........................   3,287     10,223
    Einstein Noah Restaurant Group, Inc...................  13,719    222,659
   *Emerson Radio Corp....................................  22,180     38,371
   *Emmis Communications Corp. Class A....................   5,300     14,416
  #*Empire Resorts, Inc...................................   3,079     10,007
  #*Entercom Communications Corp. Class A.................  34,348    336,954
    Entravision Communications Corp. Class A..............  40,982    233,188
    Escalade, Inc.........................................  11,212     72,317
    Ethan Allen Interiors, Inc............................  27,900    847,323
   *Ever-Glory International Group, Inc...................   2,000      6,020
   *EW Scripps Co. Class A................................  51,043    847,824
    Expedia, Inc..........................................  14,450    681,028
   *Express, Inc..........................................   2,182     49,204
  #*FAB Universal Corp....................................   1,322      5,301
   #Family Dollar Stores, Inc.............................   8,607    591,817
   *Famous Dave's Of America, Inc.........................   6,706    108,302
   *Federal-Mogul Corp....................................  70,775  1,102,674

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Fiesta Restaurant Group, Inc..........................  12,924 $  407,752
   *Fifth & Pacific Cos., Inc.............................   3,143     74,866
    Finish Line, Inc. (The) Class A.......................  43,785    974,654
    Fisher Communications, Inc............................   7,567    310,020
   *Flanigan's Enterprises, Inc...........................     300      2,835
    Flexsteel Industries, Inc.............................   5,993    149,166
   #Foot Locker, Inc...................................... 105,891  3,825,842
    Ford Motor Co......................................... 103,911  1,754,018
   *Fossil Group, Inc.....................................  12,801  1,406,830
    Fred's, Inc. Class A..................................  41,518    714,110
    Frisch's Restaurants, Inc.............................   5,689    124,077
   *Fuel Systems Solutions, Inc...........................  22,489    409,075
   *Full House Resorts, Inc...............................  15,960     46,763
   *Furniture Brands International, Inc...................   7,213     16,951
   *G-III Apparel Group, Ltd..............................  19,582  1,007,690
   *Gaiam, Inc. Class A...................................  17,607     85,746
   #GameStop Corp. Class A................................ 124,160  6,091,290
    Gaming Partners International Corp....................   9,358     79,637
    Gannett Co., Inc...................................... 166,926  4,300,014
    Gap, Inc. (The).......................................  23,608  1,083,607
   #Garmin, Ltd...........................................  10,038    402,323
   *Geeknet, Inc..........................................   1,266     18,205
   *General Motors Co..................................... 105,392  3,780,411
   *Genesco, Inc..........................................  20,728  1,458,837
   #Gentex Corp...........................................  13,836    312,417
   *Gentherm, Inc.........................................  25,601    522,260
   #Genuine Parts Co......................................  10,032    822,524
    GNC Holdings, Inc. Class A............................   1,500     79,170
   *Goodyear Tire & Rubber Co. (The)......................  21,200    392,200
   *Gordmans Stores, Inc..................................     872     12,199
   *Grand Canyon Education, Inc...........................   5,668    191,692
   *Gray Television, Inc..................................  55,762    435,501
   *Gray Television, Inc. Class A.........................   2,300     17,664
    Group 1 Automotive, Inc...............................  25,034  1,822,225
   #Guess?, Inc...........................................  10,171    342,559
    H&R Block, Inc........................................  12,252    385,080
   *Hallwood Group, Inc. (The)............................     880      8,404
    Hanesbrands, Inc......................................   7,900    501,334
   #Harley-Davidson, Inc..................................  25,800  1,464,666
    Harman International Industries, Inc..................  12,590    762,073
   *Harris Interactive, Inc...............................   4,286      8,058
    Harte-Hanks, Inc......................................  64,054    612,356
   #Hasbro, Inc...........................................   9,200    423,200
    Hastings Entertainment, Inc...........................   1,695      6,238
    Haverty Furniture Cos., Inc...........................  23,902    621,452
    Haverty Furniture Cos., Inc. Class A..................   1,796     46,211
   *Helen of Troy, Ltd....................................  35,564  1,510,759
   *hhgregg, Inc..........................................  34,055    534,323
  #*Hibbett Sports, Inc...................................   6,651    390,081
    Hillenbrand, Inc......................................  32,488    805,378
   *Hollywood Media Corp..................................  11,210     14,573
    Home Depot, Inc. (The)................................  52,493  4,148,522
    Hooker Furniture Corp.................................  10,935    183,817

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
    HSN, Inc..............................................   9,953 $  597,777
   *Hyatt Hotels Corp. Class A............................   6,444    291,591
   *Iconix Brand Group, Inc...............................  78,132  2,565,855
    International Game Technology.........................   1,600     29,552
    International Speedway Corp. Class A..................  29,418    995,799
    Interpublic Group of Cos., Inc. (The).................  44,149    726,251
    Interval Leisure Group, Inc...........................  27,192    584,900
  #*iRobot Corp...........................................  11,711    409,417
   *Isle of Capri Casinos, Inc............................  36,851    292,597
  #*ITT Educational Services, Inc.........................   2,258     59,227
   *Jack in the Box, Inc..................................  28,568  1,145,291
   *Jaclyn, Inc...........................................     400      2,150
   #JAKKS Pacific, Inc....................................   5,955     35,790
   *Jarden Corp........................................... 117,655  5,349,773
  #*JC Penney Co., Inc....................................  93,481  1,364,823
   #John Wiley & Sons, Inc. Class A.......................   7,484    337,753
    John Wiley & Sons, Inc. Class B.......................   2,087     93,998
    Johnson Controls, Inc.................................  40,164  1,614,994
   *Johnson Outdoors, Inc. Class A........................  14,083    358,694
    Jones Group, Inc. (The)...............................  92,800  1,523,776
  #*Jos A Bank Clothiers, Inc.............................  22,503    919,473
   *Journal Communications, Inc. Class A..................  51,347    470,339
  #*K12, Inc..............................................  17,693    550,252
   #KB Home...............................................  74,081  1,314,938
   *Kid Brands, Inc.......................................  33,024     53,499
   *Kirkland's, Inc.......................................  18,225    320,395
   #Kohl's Corp...........................................  23,364  1,237,825
   *Kona Grill, Inc.......................................   7,282     93,428
    Koss Corp.............................................   4,404     22,504
   *Krispy Kreme Doughnuts, Inc...........................  59,310  1,246,696
   #L Brands, Inc.........................................   6,200    345,774
    La-Z-Boy, Inc.........................................  53,633  1,111,812
   *Lakeland Industries, Inc..............................   5,597     24,179
   *Lamar Advertising Co. Class A.........................  10,244    443,873
    Las Vegas Sands Corp..................................  19,359  1,075,780
  #*LeapFrog Enterprises, Inc.............................  47,530    547,546
    Lear Corp.............................................   6,993    484,405
   *Learning Tree International, Inc......................  10,875     34,256
   #Leggett & Platt, Inc..................................  32,695  1,026,950
   #Lennar Corp. Class A..................................  77,373  2,620,624
    Lennar Corp. Class B..................................  19,789    539,250
   *Libbey, Inc...........................................   8,069    198,982
   *Liberty Global P.L.C. Class A.........................   4,816    390,674
   *Liberty Global P.L.C. Class B.........................     104      8,479
   *Liberty Global P.L.C. Series C........................  11,174    862,186
   *Liberty Interactive Corp. Class A..................... 267,922  6,553,372
   *Liberty Interactive Corp. Class B.....................   4,371    103,134
   *Liberty Media Corp. Class A...........................  35,948  5,166,806
   *Liberty Media Corp. Class B...........................     936    130,095
   *Liberty Ventures Series A.............................  15,974  1,433,187
   *Liberty Ventures Series B.............................     218     19,665
  #*Life Time Fitness, Inc................................  37,958  2,022,782
    Lifetime Brands, Inc..................................  13,209    197,871

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
    LIN Media LLC.........................................  27,561 $  445,110
    Lincoln Educational Services Corp.....................  21,067    132,090
    Lithia Motors, Inc. Class A...........................  23,275  1,518,461
   *Live Nation Entertainment, Inc........................ 208,833  3,420,685
  #*LKQ Corp..............................................  62,498  1,629,323
    Loral Space & Communications, Inc.....................  11,149    696,701
    Lowe's Cos., Inc......................................  66,542  2,966,442
   *Luby's, Inc...........................................  28,310    227,612
  #*Lumber Liquidators Holdings, Inc......................   3,805    368,400
   *M/I Homes, Inc........................................  22,045    468,677
    Mac-Gray Corp.........................................  14,033    206,285
    Macy's, Inc...........................................  51,880  2,507,879
   *Madison Square Garden Co. (The) Class A...............  54,335  3,204,135
   *Maidenform Brands, Inc................................  23,407    546,788
    Marcus Corp...........................................  21,011    272,092
    Marine Products Corp..................................  30,157    272,619
   *MarineMax, Inc........................................  25,574    297,426
   *Marriott Vacations Worldwide Corp.....................   7,615    335,060
   *Martha Stewart Living Omnimedia Class A...............  40,187    100,869
   #Mattel, Inc...........................................  19,217    807,691
    Matthews International Corp. Class A..................  21,943    848,755
  #*McClatchy Co. (The) Class A...........................  64,577    200,834
    McDonald's Corp.......................................   6,200    608,096
    MDC Holdings, Inc.....................................  47,401  1,499,768
  #*Media General, Inc. Class A...........................  21,300    234,087
    Men's Wearhouse, Inc. (The)...........................  55,918  2,232,806
   #Meredith Corp.........................................  34,849  1,656,024
   *Meritage Homes Corp...................................  31,380  1,420,259
  #*MGM Resorts International............................. 270,134  4,405,886
   *Modine Manufacturing Co...............................  51,240    563,640
   *Mohawk Industries, Inc................................  41,423  4,928,923
   *Monarch Casino & Resort, Inc..........................  17,648    361,784
   #Monro Muffler Brake, Inc..............................  20,712    890,823
   #Morningstar, Inc......................................   3,175    241,998
   *Motorcar Parts of America, Inc........................  13,504    116,810
    Movado Group, Inc.....................................  20,105    733,430
   *MTR Gaming Group, Inc.................................  24,911     89,430
   *Multimedia Games Holding Co., Inc.....................  19,081    667,644
    NACCO Industries, Inc. Class A........................   7,518    461,079
   *Nathan's Famous, Inc..................................   5,206    298,096
    National American University Holdings, Inc............     579      2,142
    National CineMedia, Inc...............................  14,188    256,945
   *Nautilus, Inc.........................................  29,587    259,774
   *Netflix, Inc..........................................   2,866    699,935
  #*Nevada Gold & Casinos, Inc............................   1,000      1,210
   *New York & Co., Inc...................................  60,373    376,124
  #*New York Times Co. (The) Class A...................... 122,664  1,494,048
    Newell Rubbermaid, Inc................................  18,588    502,248
   *News Corp. Class A....................................  29,675    472,723
   *News Corp. Class B....................................   7,250    116,653
    Nexstar Broadcasting Group, Inc. Class A..............   1,441     51,934
    NIKE, Inc.............................................   2,400    151,008
   *Nobility Homes, Inc...................................   2,463     21,551

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   #Nordstrom, Inc........................................     700 $   42,868
   #Nutrisystem, Inc......................................  15,281    191,165
   *NVR, Inc..............................................   1,000    925,600
   *O'Reilly Automotive, Inc..............................  18,013  2,256,308
   *Office Depot, Inc..................................... 294,662  1,275,886
    OfficeMax, Inc........................................  95,238  1,084,761
   #Omnicom Group, Inc....................................   6,244    401,302
   *Orbitz Worldwide, Inc.................................  64,472    593,787
   *Orient-Express Hotels, Ltd. Class A................... 113,496  1,419,835
  #*Outerwall, Inc........................................  13,260    732,615
  #*Overstock.com, Inc....................................   8,272    281,331
    Oxford Industries, Inc................................  14,497    981,012
   *P&F Industries, Inc. Class A..........................   2,014     16,354
  #*Pacific Sunwear of California, Inc....................  60,704    270,133
   *Panera Bread Co. Class A..............................   5,200    868,660
   *Papa John's International, Inc........................   6,524    436,195
   *Penn National Gaming, Inc.............................  34,583  1,728,804
    Penske Automotive Group, Inc..........................  78,768  2,928,594
   *Pep Boys-Manny Moe & Jack (The).......................  59,363    739,069
   *Perfumania Holdings, Inc..............................   3,665     19,058
    Perry Ellis International, Inc........................  17,492    351,589
    PetMed Express, Inc...................................  19,102    319,958
    PetSmart, Inc.........................................  13,036    954,496
    Pier 1 Imports, Inc...................................  68,065  1,599,527
  #*Pinnacle Entertainment, Inc...........................  52,422  1,113,967
   *Point.360.............................................   2,600      2,418
   #Polaris Industries, Inc...............................   9,939  1,114,559
    Pool Corp.............................................  11,192    590,714
   *priceline.com, Inc....................................   1,900  1,663,773
   *PulteGroup, Inc....................................... 226,172  3,761,240
    PVH Corp..............................................  20,558  2,709,339
   *QEP Co., Inc..........................................   1,500     27,720
   *Quiksilver, Inc....................................... 178,954  1,130,989
  #*Radio One, Inc. Class D...............................  39,577     87,861
  #*RadioShack Corp.......................................  89,952    245,569
    Ralph Lauren Corp.....................................   2,157    392,703
   *Reading International, Inc. Class A...................  11,759     73,023
   *Red Lion Hotels Corp..................................  20,441    135,933
   *Red Robin Gourmet Burgers, Inc........................  16,700    949,896
   #Regal Entertainment Group Class A.....................  16,249    306,294
   #Regis Corp............................................  66,496  1,155,036
    Rent-A-Center, Inc....................................  63,940  2,556,961
   *Rentrak Corp..........................................   4,777    102,610
    RG Barry Corp.........................................  18,234    315,995
   *Rick's Cabaret International, Inc.....................  10,061     89,140
    Rocky Brands, Inc.....................................   7,186    124,174
    Ross Stores, Inc......................................  11,816    797,226
   #Royal Caribbean Cruises, Ltd.......................... 121,652  4,633,725
   *Ruby Tuesday, Inc.....................................  69,513    508,835
   *rue21, Inc............................................   2,954    123,418
    Ruth's Hospitality Group, Inc.........................  34,543    413,134
   #Ryland Group, Inc. (The)..............................  42,610  1,723,148
  #*Saks, Inc............................................. 165,543  2,651,999

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
    Salem Communications Corp. Class A....................  18,285 $  138,417
   *Sally Beauty Holdings, Inc............................  17,750    541,552
   #Scholastic Corp.......................................  26,776    816,668
   *Scientific Games Corp. Class A........................  87,041  1,186,369
    Scripps Networks Interactive, Inc. Class A............   5,300    375,081
  #*Sears Holdings Corp...................................  36,464  1,670,051
  #*Select Comfort Corp...................................  14,500    331,325
    Service Corp. International/US........................ 200,775  3,808,702
   *SHFL Entertainment, Inc...............................  45,954  1,045,453
    Shiloh Industries, Inc................................  16,466    211,094
    Shoe Carnival, Inc....................................  23,096    616,894
  #*Shutterfly, Inc.......................................  29,705  1,591,891
    Signet Jewelers, Ltd..................................  14,985  1,095,553
    Sinclair Broadcast Group, Inc. Class A................  30,200    851,942
   #Sirius XM Radio, Inc.................................. 127,228    474,560
    Six Flags Entertainment Corp..........................  23,098    849,775
   *Skechers U.S.A., Inc. Class A.........................  43,294  1,181,060
   *Skyline Corp..........................................   8,700     42,543
    Sonic Automotive, Inc. Class A........................  43,000    952,020
   *Sonic Corp............................................  20,443    314,209
    Sotheby's.............................................  14,866    668,970
   *Spanish Broadcasting System, Inc. Class A.............   1,489      5,271
    Spartan Motors, Inc...................................  36,992    224,172
    Speedway Motorsports, Inc.............................  47,584    878,876
   *Sport Chalet, Inc. Class A............................   5,873      8,281
    Stage Stores, Inc.....................................  35,337    882,012
    Standard Motor Products, Inc..........................  25,888    890,288
  #*Standard Pacific Corp................................. 118,490    969,248
   *Stanley Furniture Co., Inc............................  13,731     47,372
   #Staples, Inc..........................................  36,189    615,937
    Starwood Hotels & Resorts Worldwide, Inc..............  10,381    686,703
  #*Starz - Liberty Capital (85571Q102)...................  35,948    811,346
   *Starz - Liberty Capital (85571Q201)...................     936     20,985
    Stein Mart, Inc.......................................  46,595    650,932
   *Steiner Leisure, Ltd..................................   9,920    574,765
   *Steinway Musical Instruments, Inc.....................  13,335    484,727
   *Steven Madden, Ltd....................................  18,281    940,009
    Stewart Enterprises, Inc. Class A.....................  77,343  1,016,287
   *Stoneridge, Inc.......................................  29,918    361,409
    Strattec Security Corp................................   4,591    187,956
   #Strayer Education, Inc................................   2,934    129,859
   #Sturm Ruger & Co., Inc................................  16,895    859,449
    Superior Industries International, Inc................  29,581    538,670
    Superior Uniform Group, Inc...........................   9,577    111,285
    Systemax, Inc.........................................  34,554    332,755
   *Tandy Leather Factory, Inc............................   6,870     60,250
    Target Corp...........................................  20,714  1,475,872
  #*Tempur-Pedic International, Inc.......................   7,978    316,328
   *Tenneco, Inc..........................................  11,900    575,127
  #*Tesla Motors, Inc.....................................     402     53,981
    Texas Roadhouse, Inc..................................  51,500  1,258,660
   #Thor Industries, Inc..................................  38,091  2,058,819
    Tiffany & Co..........................................   8,300    659,933

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
    Time Warner Cable, Inc................................  29,552 $3,370,997
    Time Warner, Inc...................................... 110,541  6,882,283
    TJX Cos., Inc.........................................  22,000  1,144,880
   *Toll Brothers, Inc.................................... 151,825  4,990,488
   *Tower International, Inc..............................   1,597     35,629
    Town Sports International Holdings, Inc...............  11,460    144,625
   #Tractor Supply Co.....................................  20,000  2,422,600
    Trans World Entertainment Corp........................   1,500      7,500
  #*Trinity Place Holdings, Inc...........................   9,588     43,865
  #*TripAdvisor, Inc......................................  14,450  1,084,039
   *TRW Automotive Holdings Corp..........................  14,500  1,062,995
   *Tuesday Morning Corp..................................  44,074    494,510
    Tupperware Brands Corp................................   5,800    488,824
    Twenty-First Century Fox, Inc. Class A................ 118,700  3,546,756
    Twenty-First Century Fox, Inc. Class B................  29,000    869,710
  #*Ulta Salon Cosmetics & Fragrance, Inc.................  13,373  1,349,336
  #*Under Armour, Inc. Class A............................   5,666    380,359
   *Unifi, Inc............................................  20,364    467,150
   *Universal Electronics, Inc............................  15,135    466,612
    Universal Technical Institute, Inc....................  22,150    259,155
  #*UQM Technologies, Inc.................................  24,036     31,247
   *Urban Outfitters, Inc.................................   5,900    251,104
   *US Auto Parts Network, Inc............................  26,854     32,225
    Vail Resorts, Inc.....................................  34,827  2,332,712
   #Valassis Communications, Inc..........................  40,476  1,158,828
    Value Line, Inc.......................................   3,839     34,743
   *Valuevision Media, Inc. Class A.......................  36,894    218,781
    VF Corp...............................................   3,263    642,811
    Viacom, Inc. Class A..................................   1,129     82,756
    Viacom, Inc. Class B..................................  15,300  1,113,381
   *Visteon Corp..........................................   5,347    352,207
  #*Vitacost.com, Inc.....................................   2,367     21,114
  #*Vitamin Shoppe, Inc...................................   4,371    209,939
   *VOXX International Corp...............................  20,793    281,745
   #Walking Co. Holdings, Inc. (The)......................     272      2,822
    Walt Disney Co. (The)................................. 118,253  7,645,056
   #Washington Post Co. (The) Class B.....................   6,442  3,461,673
    Weight Watchers International, Inc....................   6,975    330,964
   *Wells-Gardner Electronics Corp........................   5,523     10,604
   #Wendy's Co. (The)..................................... 432,368  3,074,136
   *West Marine, Inc......................................  24,769    268,991
   *Wet Seal, Inc. (The) Class A..........................  97,453    427,819
   #Weyco Group, Inc......................................   9,446    258,159
    Whirlpool Corp........................................  33,467  4,482,570
    Williams-Sonoma, Inc..................................  10,506    618,383
    Winmark Corp..........................................   2,285    164,291
   *Winnebago Industries, Inc.............................  27,360    654,451
   *WMS Industries, Inc...................................  51,627  1,329,395
   #Wolverine World Wide, Inc.............................   8,330    479,058
   #World Wrestling Entertainment, Inc. Class A...........  12,783    136,011
    Wyndham Worldwide Corp................................  32,378  2,017,149
   #Wynn Resorts, Ltd.....................................   2,100    279,573
  #*Zagg, Inc.............................................  13,860     62,786

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   *Zale Corp.............................................  41,647 $    386,484
  #*Zumiez, Inc...........................................  20,966      578,033
                                                                   ------------
Total Consumer Discretionary..............................          412,332,987
                                                                   ------------
Consumer Staples -- (4.8%)
    Alico, Inc............................................   7,844      359,412
   *Alliance One International, Inc.......................  93,600      356,616
    Altria Group, Inc.....................................  31,900    1,118,414
    Andersons, Inc. (The).................................  20,832    1,235,754
    Archer-Daniels-Midland Co............................. 104,564    3,813,449
    Arden Group, Inc. Class A.............................   1,288      167,427
    B&G Foods, Inc........................................  41,320    1,439,589
    Beam, Inc.............................................  76,533    4,973,880
   *Boston Beer Co., Inc. (The) Class A...................     567      101,482
   *Boulder Brands, Inc...................................  66,282      855,701
    Bridgford Foods Corp..................................   3,414       24,820
    Brown-Forman Corp. Class A............................   3,808      281,792
   #Brown-Forman Corp. Class B............................   3,078      223,186
    Bunge, Ltd............................................  79,327    6,029,645
    Cal-Maine Foods, Inc..................................  20,124    1,019,884
    Calavo Growers, Inc...................................   9,009      244,684
    Casey's General Stores, Inc...........................  21,586    1,429,641
    CCA Industries, Inc...................................   4,700       16,403
   *Central Garden and Pet Co.............................  20,939      156,833
   *Central Garden and Pet Co. Class A....................  39,325      296,511
   *Chiquita Brands International, Inc....................  66,569      804,154
    Church & Dwight Co., Inc..............................  10,015      637,955
    Coca-Cola Bottling Co. Consolidated...................   7,253      463,177
    Coca-Cola Enterprises, Inc............................  26,960    1,012,078
   #Coffee Holding Co., Inc...............................   1,900       12,958
    ConAgra Foods, Inc....................................  21,650      783,946
   *Constellation Brands, Inc. Class A....................  47,901    2,495,163
   *Constellation Brands, Inc. Class B....................   2,058      108,251
    Costco Wholesale Corp.................................  12,989    1,523,480
   *Craft Brew Alliance, Inc..............................  17,929      161,361
  #*Crimson Wine Group, Ltd...............................  10,667       96,003
    CVS Caremark Corp..................................... 121,704    7,483,579
   *Darling International, Inc............................ 104,566    2,122,690
   *Dean Foods Co......................................... 156,715    1,708,193
  #*Diamond Foods, Inc....................................  13,157      268,271
   *Dole Food Co., Inc....................................  99,093    1,278,300
    Dr Pepper Snapple Group, Inc..........................  11,225      524,656
  #*Elizabeth Arden, Inc..................................  22,890      939,863
    Energizer Holdings, Inc...............................   6,412      652,742
   *Farmer Bros Co........................................  17,123      272,769
    Flowers Foods, Inc....................................  38,564      885,429
    Fresh Del Monte Produce, Inc..........................  66,154    1,858,266
    General Mills, Inc....................................  16,200      842,400
    Golden Enterprises, Inc...............................   5,537       19,546
  #*Green Mountain Coffee Roasters, Inc...................   9,300      717,774
    Griffin Land & Nurseries, Inc.........................   4,473      142,331
  #*Hain Celestial Group, Inc. (The)......................  44,460    3,243,802
   *Harbinger Group, Inc..................................   8,293       66,012

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Staples -- (Continued)
    Harris Teeter Supermarkets, Inc.......................  42,875 $2,108,592
   #Herbalife, Ltd........................................   7,400    484,700
    Hillshire Brands Co...................................   7,100    249,991
   #Hormel Foods Corp.....................................  18,128    767,721
   *IGI Laboratories, Inc.................................   1,128      1,636
    Ingles Markets, Inc. Class A..........................  14,627    416,284
    Ingredion, Inc........................................  16,501  1,108,867
    Inter Parfums, Inc....................................  31,754  1,047,247
   *Inventure Foods, Inc..................................     771      6,839
    J&J Snack Foods Corp..................................  15,421  1,228,745
    JM Smucker Co. (The)..................................  27,782  3,126,031
    John B Sanfilippo & Son, Inc..........................   8,141    175,683
    Kraft Foods Group, Inc................................  39,110  2,212,844
   #Kroger Co. (The)......................................  17,415    683,887
    Lancaster Colony Corp.................................   8,100    672,543
   #Lifeway Foods, Inc....................................   4,839     85,554
    Limoneira Co..........................................      88      1,975
   *Mannatech, Inc........................................   2,569     34,322
    McCormick & Co., Inc. (579780107).....................   1,064     74,076
   #McCormick & Co., Inc. (579780206).....................   8,162    584,481
   *Medifast, Inc.........................................   9,480    259,183
    MGP Ingredients, Inc..................................  17,301     96,713
   #Molson Coors Brewing Co. Class A......................     534     26,914
   #Molson Coors Brewing Co. Class B......................  86,345  4,322,431
    Mondelez International, Inc. Class A.................. 260,500  8,145,835
  #*Monster Beverage Corp.................................   2,400    146,376
    Nash Finch Co.........................................  13,620    319,389
    National Beverage Corp................................  27,000    480,060
   *Natural Alternatives International, Inc...............   4,748     23,218
    Nu Skin Enterprises, Inc. Class A.....................  18,507  1,547,925
    Nutraceutical International Corp......................  11,692    259,796
    Oil-Dri Corp. of America..............................   6,773    215,788
   *Omega Protein Corp....................................  21,434    179,403
   #Orchids Paper Products Co.............................   5,107    138,502
   *Overhill Farms, Inc...................................  14,067     70,054
   *Pantry, Inc. (The)....................................  24,989    311,113
    PepsiCo, Inc..........................................   9,195    768,150
    Philip Morris International, Inc......................  36,900  3,290,742
   *Pilgrim's Pride Corp..................................  98,915  1,643,967
   *Post Holdings, Inc....................................  37,180  1,724,780
   *Prestige Brands Holdings, Inc.........................  65,760  2,229,922
   #Pricesmart, Inc.......................................   8,282    753,910
    Procter & Gamble Co. (The)............................ 102,725  8,248,817
    Reliv International, Inc..............................   4,579     16,759
   *Revlon, Inc. Class A..................................  13,564    340,321
   #Reynolds American, Inc................................  11,374    562,217
   *Rite Aid Corp.........................................  11,584     34,752
    Rocky Mountain Chocolate Factory, Inc.................   5,450     72,703
   #Safeway, Inc..........................................  51,128  1,318,591
    Sanderson Farms, Inc..................................  21,813  1,540,870
    Seaboard Corp.........................................     535  1,508,700
   *Seneca Foods Corp. Class A............................   9,936    349,250
   *Seneca Foods Corp. Class B............................   1,251     43,898

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
  #*Smithfield Foods, Inc................................. 152,688 $  5,069,242
    Snyders-Lance, Inc....................................  66,360    2,100,294
    Spartan Stores, Inc...................................  25,456      500,720
    Spectrum Brands Holdings, Inc.........................  52,744    2,975,816
  #*Susser Holdings Corp..................................  22,694    1,173,734
   *Tofutti Brands, Inc...................................     799        1,206
   #Tootsie Roll Industries, Inc..........................  23,881      808,611
   *TreeHouse Foods, Inc..................................  29,790    2,114,792
    Tyson Foods, Inc. Class A............................. 164,162    4,534,154
   *United Natural Foods, Inc.............................  13,114      768,480
    United-Guardian, Inc..................................   1,872       51,948
    Universal Corp........................................  26,112    1,600,666
  #*USANA Health Sciences, Inc............................   9,355      772,910
   #Vector Group, Ltd.....................................  19,728      328,471
    Village Super Market, Inc. Class A....................   7,226      266,278
    Wal-Mart Stores, Inc..................................  59,225    4,615,996
    Walgreen Co...........................................  34,175    1,717,294
    WD-40 Co..............................................   8,342      479,748
    Weis Markets, Inc.....................................  25,198    1,265,444
  #*WhiteWave Foods Co. Class A...........................  29,963      560,008
   *WhiteWave Foods Co. Class B...........................  42,673      788,597
   #Whole Foods Market, Inc...............................   9,338      519,006
                                                                   ------------
Total Consumer Staples....................................          144,346,754
                                                                   ------------
Energy -- (9.5%)
  #*Abraxas Petroleum Corp................................  18,724       45,687
    Adams Resources & Energy, Inc.........................   4,701      314,356
    Alon USA Energy, Inc..................................  61,615      841,661
   *Alpha Natural Resources, Inc.......................... 246,049    1,338,507
    Anadarko Petroleum Corp...............................  72,636    6,429,739
    Apache Corp...........................................  58,588    4,701,687
  #*Approach Resources, Inc...............................  28,368      751,468
   #Arch Coal, Inc........................................ 229,682      895,760
  #*Atwood Oceanics, Inc..................................  37,029    2,086,214
    Baker Hughes, Inc.....................................  68,271    3,238,094
   *Barnwell Industries, Inc..............................   7,497       26,539
   *Basic Energy Services, Inc............................  47,200      539,968
    Berry Petroleum Co. Class A...........................  33,301    1,350,356
  #*Bill Barrett Corp.....................................  51,800    1,161,356
  #*BioFuel Energy Corp...................................   1,761        6,815
   *Black Ridge Oil and Gas, Inc..........................   4,665        2,986
    Bolt Technology Corp..................................   8,848      160,414
   *Bonanza Creek Energy, Inc.............................  27,055    1,102,221
  #*BPZ Resources, Inc.................................... 129,134      311,213
    Bristow Group, Inc....................................  41,007    2,788,886
  #*C&J Energy Services, Inc..............................  52,408    1,014,095
    Cabot Oil & Gas Corp..................................  19,100    1,448,162
  #*Cal Dive International, Inc........................... 100,880      197,725
   *Callon Petroleum Co...................................  39,574      158,296
   *Cameron International Corp............................  15,338      909,543
   #CARBO Ceramics, Inc...................................   4,831      424,452
  #*Carrizo Oil & Gas, Inc................................  38,779    1,228,131
   *Cheniere Energy, Inc..................................   7,686      219,589

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
   #Chesapeake Energy Corp................................ 371,242 $ 8,649,939
    Chevron Corp.......................................... 169,356  21,320,227
    Cimarex Energy Co.....................................  40,562   3,100,154
   *Clayton Williams Energy, Inc..........................  10,780     613,705
  #*Clean Energy Fuels Corp...............................  52,155     673,321
   *Cloud Peak Energy, Inc................................  63,861   1,023,692
   *Cobalt International Energy, Inc......................   5,775     166,609
    Comstock Resources, Inc...............................  51,954     871,269
   *Concho Resources, Inc.................................   9,700     869,993
    ConocoPhillips........................................ 183,385  11,894,351
    CONSOL Energy, Inc....................................   8,571     265,958
    Contango Oil & Gas Co.................................  14,836     573,560
  #*Continental Resources, Inc............................     545      50,304
   *Crimson Exploration, Inc..............................  46,674     149,824
    Crosstex Energy, Inc..................................  49,305     990,537
   *Dawson Geophysical Co.................................   8,719     314,582
    Delek US Holdings, Inc................................  56,413   1,706,493
  #*Denbury Resources, Inc................................ 215,040   3,763,200
    Devon Energy Corp.....................................  58,323   3,208,348
    DHT Holdings, Inc.....................................  10,435      48,523
   #Diamond Offshore Drilling, Inc........................  10,044     677,367
   *Double Eagle Petroleum Co.............................  10,474      36,554
   *Dresser-Rand Group, Inc...............................   9,100     553,917
   *Dril-Quip, Inc........................................   7,700     700,007
  #*Emerald Oil, Inc......................................  31,242     224,942
  #*Endeavour International Corp..........................  48,225     205,439
    Energen Corp..........................................   6,161     368,982
   #Energy XXI Bermuda, Ltd...............................  13,722     368,436
   *ENGlobal Corp.........................................  25,261      24,609
    EOG Resources, Inc....................................  19,307   2,808,975
   *EPL Oil & Gas, Inc....................................  41,163   1,323,802
   *Era Group, Inc........................................  22,691     553,433
   *Evolution Petroleum Corp..............................  11,083     137,097
   *Exterran Holdings, Inc................................  74,370   2,361,247
    Exxon Mobil Corp...................................... 248,778  23,322,937
   *FieldPoint Petroleum Corp.............................   3,945      16,727
   *FMC Technologies, Inc.................................   3,200     170,560
  #*FX Energy, Inc........................................  17,092      62,557
   *Geospace Technologies Corp............................   6,253     465,286
  #*Gevo, Inc.............................................   8,936      16,442
  #*Global Geophysical Services, Inc......................  36,440     159,972
   *Green Plains Renewable Energy, Inc....................  36,643     606,808
   *Gulf Coast Ultra Deep Royalty Trust...................  36,391      76,421
    Gulf Island Fabrication, Inc..........................  15,729     388,978
    Gulfmark Offshore, Inc. Class A.......................  29,747   1,465,040
   *Gulfport Energy Corp..................................  20,422   1,086,450
  #*Halcon Resources Corp.................................  45,581     249,784
    Halliburton Co........................................  32,727   1,478,933
  #*Harvest Natural Resources, Inc........................  42,786     176,278
   *Helix Energy Solutions Group, Inc..................... 115,965   2,942,032
   #Helmerich & Payne, Inc................................  57,650   3,643,480
   *Hercules Offshore, Inc................................ 172,813   1,192,410
    Hess Corp.............................................  48,781   3,632,233

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Energy -- (Continued)
   *HKN, Inc..............................................     308 $   21,560
    HollyFrontier Corp.................................... 109,681  4,995,970
   *Hornbeck Offshore Services, Inc.......................  40,598  2,149,664
   *Houston American Energy Corp..........................   1,980        636
  #*Infinity Energy Resources, Inc........................   4,626      9,715
   *ION Geophysical Corp.................................. 105,637    649,668
  #*James River Coal Co...................................  38,132     75,501
   *Key Energy Services, Inc.............................. 130,460    827,116
    Kinder Morgan, Inc....................................  37,422  1,413,055
  #*Kodiak Oil & Gas Corp.................................  32,486    315,439
  #*Lone Pine Resources, Inc..............................   3,544        975
  #*Lucas Energy, Inc.....................................  15,775     21,454
  #*Magnum Hunter Resources Corp.......................... 155,038    593,796
    Marathon Oil Corp..................................... 108,492  3,944,769
    Marathon Petroleum Corp...............................  38,015  2,787,640
   *Matador Resources Co..................................   5,889     77,146
   *Matrix Service Co.....................................  30,834    488,719
  #*McDermott International, Inc.......................... 154,605  1,337,333
   *Mexco Energy Corp.....................................   1,236      6,878
  #*Miller Energy Resources, Inc..........................     736      3,673
   *Mitcham Industries, Inc...............................  13,274    224,729
    Murphy Oil Corp....................................... 107,339  7,268,997
    Nabors Industries, Ltd................................ 191,074  2,940,629
    National Oilwell Varco, Inc...........................  40,572  2,846,937
   *Natural Gas Services Group, Inc.......................  13,910    338,708
   *Newfield Exploration Co...............................  73,031  1,796,563
  #*Newpark Resources, Inc................................  96,777  1,107,129
    Noble Corp............................................ 134,011  5,119,220
    Noble Energy, Inc.....................................  24,666  1,541,378
   #Nordic American Tankers, Ltd..........................  27,665    262,264
  #*Northern Oil and Gas, Inc.............................  45,111    595,916
  #*Nuverra Environmental Solutions, Inc.................. 180,724    533,136
   *Oasis Petroleum, Inc..................................     453     19,044
    Occidental Petroleum Corp.............................  43,293  3,855,242
   #Oceaneering International, Inc........................   7,200    583,848
   *Oil States International, Inc.........................  15,825  1,538,665
  #*Overseas Shipholding Group, Inc.......................  31,761    128,632
    Panhandle Oil and Gas, Inc. Class A...................   8,087    240,669
   *Parker Drilling Co.................................... 135,272    821,101
    Patterson-UTI Energy, Inc............................. 146,603  2,898,341
   *PDC Energy, Inc.......................................  33,769  1,862,360
    Peabody Energy Corp................................... 148,332  2,456,378
   *Penn Virginia Corp....................................  56,626    285,395
   *PetroQuest Energy, Inc................................  68,290    307,305
   *PHI, Inc. (69336T106).................................   1,053     37,382
   *PHI, Inc. (69336T205).................................  13,372    470,694
    Phillips 66...........................................  91,273  5,613,289
   *Pioneer Energy Services Corp..........................  74,145    502,703
    Pioneer Natural Resources Co..........................  20,162  3,120,271
   *PostRock Energy Corp..................................   1,100      2,024
   *Pyramid Oil Co........................................   3,478     15,547
    QEP Resources, Inc....................................  98,405  3,000,368
  #*Quicksilver Resources, Inc............................   4,919      7,133

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Energy -- (Continued)
    Range Resources Corp..................................  10,900 $  862,190
   *Renewable Energy Group, Inc...........................   8,281    129,018
   #Rentech, Inc.......................................... 182,957    391,528
   *REX American Resources Corp...........................  14,600    531,294
   *Rex Energy Corp.......................................  51,176    982,067
  #*RigNet, Inc...........................................     452     12,340
   *Rosetta Resources, Inc................................  23,527  1,073,066
   *Rowan Cos. P.L.C. Class A............................. 112,978  3,880,794
  #*Royale Energy, Inc....................................   3,000      8,100
   #RPC, Inc..............................................  72,669  1,040,620
  #*Sanchez Energy Corp...................................   8,150    192,748
  #*SandRidge Energy, Inc................................. 153,765    833,406
    Schlumberger, Ltd.....................................  49,150  3,997,369
    SEACOR Holdings, Inc..................................  23,891  2,091,896
    SemGroup Corp. Class A................................  38,973  2,199,636
    Ship Finance International, Ltd.......................  80,785  1,299,831
    SM Energy Co..........................................  22,054  1,515,771
   *Southwestern Energy Co................................  13,062    506,675
   #Spectra Energy Corp...................................   1,600     57,584
   *Steel Excel, Inc......................................  11,536    334,544
  #*Stone Energy Corp.....................................  46,911  1,142,752
   *Superior Energy Services, Inc......................... 150,794  3,863,342
  #*Swift Energy Co.......................................  45,809    583,607
   *Synergy Resources Corp................................  32,685    253,309
  #*Syntroleum Corp.......................................      82        591
    Targa Resources Corp..................................   1,115     76,010
   #Teekay Corp...........................................  61,537  2,441,173
   *Tesco Corp............................................  42,031    556,490
    Tesoro Corp........................................... 131,157  7,456,275
   *TETRA Technologies, Inc...............................  83,519    845,212
    TGC Industries, Inc...................................  20,067    180,001
    Tidewater, Inc........................................  49,266  2,906,201
    Transocean, Ltd.......................................  56,289  2,654,589
   *Triangle Petroleum Corp...............................  48,277    342,767
  #*Ultra Petroleum Corp..................................   4,861    105,241
   *Unit Corp.............................................  50,383  2,271,266
  #*Uranium Energy Corp...................................  22,116     51,088
  #*USEC, Inc.............................................   4,683     91,834
   *Vaalco Energy, Inc....................................  63,631    394,512
    Valero Energy Corp.................................... 121,620  4,350,347
  #*Verenium Corp.........................................   3,057      6,664
   #W&T Offshore, Inc.....................................  65,802  1,071,915
   *Warren Resources, Inc.................................  75,596    216,961
   *Weatherford International, Ltd........................ 401,692  5,607,620
   #Western Refining, Inc.................................  94,206  2,838,427
   *Westmoreland Coal Co..................................   2,630     33,585
   *Whiting Petroleum Corp................................  54,790  2,820,041
   *Willbros Group, Inc...................................  55,929    401,570
    Williams Cos., Inc. (The).............................   8,185    279,681
   #World Fuel Services Corp..............................  27,654  1,071,316
  #*WPX Energy, Inc.......................................  86,625  1,664,066

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
  #*Zion Oil & Gas, Inc...................................   9,255 $     20,731
                                                                   ------------
Total Energy..............................................          286,049,009
                                                                   ------------
Financials -- (22.7%)
   *1st Constitution Bancorp..............................   2,517       24,138
    1st Source Corp.......................................  25,865      705,597
    1st United Bancorp Inc/Boca Raton.....................  25,437      197,900
    Access National Corp..................................   8,706      132,592
    ACE, Ltd..............................................  45,435    4,151,850
  #*Affiliated Managers Group, Inc........................   3,792      683,887
    Aflac, Inc............................................  21,967    1,354,925
   *Alexander & Baldwin, Inc..............................  42,678    1,890,209
   *Alleghany Corp........................................   8,498    3,432,172
    Alliance Bancorp, Inc. of Pennsylvania................   3,932       58,115
    Allied World Assurance Co. Holdings AG................  34,136    3,230,972
    Allstate Corp. (The)..................................  86,740    4,422,005
   *Altisource Asset Management Corp......................   1,120      376,320
  #*Altisource Portfolio Solutions SA.....................  11,202    1,381,319
   *Altisource Residential Corp...........................   3,734       71,581
   *American Capital, Ltd................................. 305,835    4,177,706
   #American Equity Investment Life Holding Co............  67,926    1,236,253
    American Express Co...................................   9,290      685,323
    American Financial Group, Inc......................... 127,737    6,602,726
   *American Independence Corp............................   3,056       23,470
   *American International Group, Inc.....................  88,158    4,012,071
    American National Bankshares, Inc.....................   5,991      142,825
    American National Insurance Co........................  21,779    2,450,137
   *American River Bankshares.............................   4,649       41,376
   *American Safety Insurance Holdings, Ltd...............   9,968      298,641
   *American Spectrum Realty, Inc.........................     400        1,048
    Ameriprise Financial, Inc.............................  68,100    6,060,900
   *Ameris Bancorp........................................  24,545      472,491
    AMERISAFE, Inc........................................  20,567      734,859
    AmeriServ Financial, Inc..............................  17,822       52,931
   #Amtrust Financial Services, Inc.......................  56,627    2,357,382
    Aon P.L.C.............................................  21,179    1,429,582
  #*Arch Capital Group, Ltd...............................  68,095    3,687,344
    Argo Group International Holdings, Ltd................  34,824    1,554,892
   #Arrow Financial Corp..................................  12,850      338,469
    Arthur J Gallagher & Co...............................   8,866      393,473
    Aspen Insurance Holdings, Ltd.........................  67,802    2,541,897
    Associated Banc-Corp.................................. 157,219    2,663,290
    Assurant, Inc.........................................  86,200    4,668,592
    Assured Guaranty, Ltd................................. 170,412    3,687,716
    Asta Funding, Inc.....................................  12,881      113,482
    Astoria Financial Corp................................ 101,233    1,235,043
    Atlantic American Corp................................   5,179       20,095
   *Atlantic Coast Financial Corp.........................   1,357        6,527
  #*Atlanticus Holdings Corp..............................  19,831       75,358
    Auburn National BanCorp., Inc.........................   1,260       28,325
   *AV Homes, Inc.........................................  11,482      185,434
    Axis Capital Holdings, Ltd............................  65,801    2,866,292
    Baldwin & Lyons, Inc. Class A.........................   1,285       33,834

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class B........................    10,961 $   292,768
    Banc of California, Inc..............................    10,072     148,260
    Bancfirst Corp.......................................    14,665     766,686
   *Bancorp, Inc.........................................    37,073     556,095
   #BancorpSouth, Inc....................................   106,872   2,100,035
    Bank Mutual Corp.....................................    46,438     288,380
    Bank of America Corp................................. 1,276,239  18,633,089
    Bank of Commerce Holdings............................     5,615      29,647
   #Bank of Hawaii Corp..................................    25,641   1,426,665
    Bank of Kentucky Financial Corp......................     4,629     127,066
    Bank of New York Mellon Corp. (The)..................   163,628   5,146,101
   #Bank of the Ozarks, Inc..............................    28,120   1,343,574
    BankFinancial Corp...................................    23,259     200,027
    BankUnited, Inc......................................    10,498     317,460
    Banner Corp..........................................    21,509     797,554
    Bar Harbor Bankshares................................     3,701     145,301
   #BB&T Corp............................................   102,589   3,661,401
    BBCN Bancorp, Inc....................................    87,561   1,279,266
   *BBX Capital Corp. Class A............................     6,124      86,900
   #BCB Bancorp, Inc.....................................     7,110      74,868
   *BCSB Bancorp, Inc....................................     1,425      35,326
   *Beneficial Mutual Bancorp, Inc.......................    70,097     604,236
    Berkshire Bancorp, Inc...............................     2,025      17,091
    Berkshire Hills Bancorp, Inc.........................    23,693     618,387
    BGC Partners, Inc. Class A...........................     2,549      16,008
   #BlackRock, Inc.......................................    14,303   4,032,874
  #*BofI Holding, Inc....................................    11,939     647,691
    BOK Financial Corp...................................    20,327   1,355,608
    Boston Private Financial Holdings, Inc...............    89,201     985,671
    Bridge Bancorp, Inc..................................     3,763      80,679
   *Bridge Capital Holdings..............................     6,459     106,509
    Brookline Bancorp, Inc...............................    76,991     759,131
    Brown & Brown, Inc...................................    38,662   1,275,459
    Bryn Mawr Bank Corp..................................    12,410     346,984
    C&F Financial Corp...................................     1,936     104,621
    Calamos Asset Management, Inc. Class A...............    22,334     237,857
    California First National Bancorp....................     6,388     110,449
   *Camco Financial Corp.................................     3,400      14,756
    Camden National Corp.................................     7,926     308,401
    Cape Bancorp, Inc....................................     4,109      38,542
   *Capital Bank Financial Corp. Class A.................     1,791      34,208
   *Capital City Bank Group, Inc.........................    16,811     210,474
    Capital One Financial Corp...........................    70,527   4,867,774
   oCapital Properties, Inc..............................       277         277
    Capital Properties, Inc. Class A.....................       308       2,390
    Capital Southwest Corp...............................     3,542     513,519
    CapitalSource, Inc...................................   301,246   3,645,077
    Capitol Federal Financial, Inc.......................   171,989   2,168,781
    Cardinal Financial Corp..............................    34,619     566,367
   *Carolina Bank Holdings, Inc..........................     1,000      10,850
   #Cash America International, Inc......................    32,211   1,352,862
    Cathay General Bancorp...............................    91,966   2,185,112
   *CBRE Group, Inc. Class A.............................     2,800      64,876

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Center Bancorp, Inc...................................  16,007 $   241,225
    Centerstate Banks, Inc................................  25,680     253,205
   *Central Pacific Financial Corp........................   5,244      97,486
    Century Bancorp, Inc. Class A.........................   2,971     105,678
    CFS Bancorp, Inc......................................   1,879      22,435
    Charles Schwab Corp. (The)............................  17,612     389,049
    Charter Financial Corp................................     303       3,300
    Chemical Financial Corp...............................  29,380     877,287
    Chicopee Bancorp, Inc.................................   5,278      91,996
    Chubb Corp. (The).....................................  37,508   3,244,442
    Cincinnati Financial Corp.............................  97,478   4,776,422
   *CIT Group, Inc........................................ 107,054   5,364,476
    Citigroup, Inc........................................ 368,293  19,202,797
    Citizens Community Bancorp, Inc.......................   3,663      27,656
   *Citizens First Corp...................................   1,000      10,210
    Citizens Holding Co...................................   2,106      37,382
   *Citizens, Inc.........................................  49,580     354,001
   #City Holding Co.......................................  16,506     730,556
   #City National Corp....................................  43,894   3,051,950
    CKX Lands, Inc........................................   1,400      19,964
    Clifton Savings Bancorp, Inc..........................  26,025     324,011
    CME Group, Inc........................................  45,660   3,377,927
    CNA Financial Corp....................................  83,379   2,960,788
    CNB Financial Corp....................................   7,760     138,749
    CNO Financial Group, Inc.............................. 264,496   3,777,003
    CoBiz Financial, Inc..................................  39,595     397,534
    Codorus Valley Bancorp, Inc...........................   1,929      34,953
    Cohen & Steers, Inc...................................   5,916     203,333
   *Colonial Financial Services, Inc......................   2,714      38,634
   *Colony Bankcorp, Inc..................................   3,099      22,437
    Columbia Banking System, Inc..........................  45,380   1,133,592
   #Comerica, Inc......................................... 102,535   4,361,839
    Commerce Bancshares, Inc..............................  23,573   1,075,636
    Commercial National Financial Corp....................   1,413      30,168
   #Community Bank System, Inc............................  43,567   1,461,237
   *Community Bankers Trust Corp..........................   1,472       5,682
    Community Trust Bancorp, Inc..........................  16,624     662,466
   *Community West Bancshares.............................   2,000      11,270
   #Consolidated-Tomoka Land Co...........................   5,746     223,232
   *Consumer Portfolio Services, Inc......................  12,192      79,248
   *Cowen Group, Inc. Class A.............................  88,597     286,168
    Crawford & Co. Class A................................  28,328     186,682
    Crawford & Co. Class B................................  14,955     117,546
   *Credit Acceptance Corp................................   8,643     972,251
   #Cullen/Frost Bankers, Inc.............................  29,396   2,117,688
    CVB Financial Corp....................................  99,463   1,301,971
  #*DFC Global Corp.......................................  40,321     624,572
    Diamond Hill Investment Group, Inc....................     900      93,177
    Dime Community Bancshares, Inc........................  38,278     671,779
    Discover Financial Services...........................  20,550   1,017,430
    Donegal Group, Inc. Class A...........................  21,391     294,126
    Donegal Group, Inc. Class B...........................   3,821      90,558
   *Doral Financial Corp..................................     783      18,799

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *E*TRADE Financial Corp................................ 258,384 $3,849,922
    Eagle Bancorp Montana, Inc............................     514      5,890
    East West Bancorp, Inc................................ 117,718  3,629,246
    Eastern Insurance Holdings, Inc.......................   8,465    165,321
   *Eastern Virginia Bankshares, Inc......................   3,468     20,635
   #Eaton Vance Corp......................................   1,500     60,705
   *eHealth, Inc..........................................  19,926    612,525
    EMC Insurance Group, Inc..............................  12,475    361,775
    Employers Holdings, Inc...............................  38,273  1,006,197
  #*Encore Capital Group, Inc.............................  26,420  1,026,681
    Endurance Specialty Holdings, Ltd.....................  57,460  3,024,120
   *Enstar Group, Ltd.....................................  13,408  1,926,461
   #Enterprise Bancorp, Inc...............................   5,554    111,691
    Enterprise Financial Services Corp....................  17,200    318,716
    Erie Indemnity Co. Class A............................   9,646    775,249
    ESB Financial Corp....................................  15,721    206,102
    ESSA Bancorp, Inc.....................................  16,415    186,310
    Evans Bancorp, Inc....................................   2,412     47,058
    Evercore Partners, Inc. Class A.......................   5,577    264,461
    Everest Re Group, Ltd.................................  26,993  3,604,375
   *Ezcorp, Inc. Class A..................................  52,447    948,242
   *Farmers Capital Bank Corp.............................   5,212    127,277
    FBL Financial Group, Inc. Class A.....................  32,494  1,437,210
    Federal Agricultural Mortgage Corp. Class A...........     987     28,608
    Federal Agricultural Mortgage Corp. Class C...........   9,712    301,946
    Federated National Holding Co.........................   6,300     64,197
    Fidelity National Financial, Inc. Class A............. 187,838  4,598,274
    Fidelity Southern Corp................................   9,594    148,133
    Fifth Third Bancorp................................... 222,052  4,270,060
    Financial Institutions, Inc...........................  13,170    265,112
   *First Acceptance Corp.................................  27,407     50,429
    First American Financial Corp......................... 102,745  2,335,394
  #*First BanCorp.........................................   4,312     32,469
    First Bancorp.........................................  15,597    246,901
    First Bancorp, Inc....................................   9,162    164,000
   *First Bancshares, Inc. (318687100)....................     700      5,439
    First Bancshares, Inc. (318916103)....................     222      2,775
    First Busey Corp......................................  85,457    426,430
    First Business Financial Services, Inc................   2,134     70,273
   *First Cash Financial Services, Inc....................  10,205    544,947
    First Citizens BancShares, Inc. Class A...............   8,661  1,814,479
    First Commonwealth Financial Corp..................... 111,442    836,929
    First Community Bancshares, Inc.......................  16,247    259,302
    First Defiance Financial Corp.........................   9,065    239,316
   *First Federal Bancshares of Arkansas, Inc.............   5,224     51,456
   *First Federal of Northern Michigan Bancorp, Inc.......     800      3,496
    First Financial Bancorp...............................  54,500    877,995
   #First Financial Bankshares, Inc.......................  17,754  1,094,534
    First Financial Corp..................................  13,376    443,548
    First Financial Holdings, Inc.........................  20,055  1,111,867
    First Financial Northwest, Inc........................  16,619    177,159
   *First Financial Service Corp..........................   1,670      5,995
   #First Horizon National Corp........................... 246,889  3,044,141

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    First Interstate Bancsystem, Inc......................  10,202 $  240,461
    First M&F Corp........................................   5,935    105,228
  #*First Marblehead Corp. (The)..........................  14,664     24,929
    First Merchants Corp..................................  29,768    557,257
    First Midwest Bancorp, Inc............................  84,905  1,296,499
    First Niagara Financial Group, Inc.................... 308,360  3,296,368
   *First Place Financial Corp............................  10,608         34
   *First South Bancorp, Inc..............................   7,807     51,292
   *First United Corp.....................................   3,697     27,801
    First West Virginia Bancorp...........................     796     13,452
    Firstbank Corp........................................   5,196     83,552
    FirstMerit Corp....................................... 123,948  2,778,914
  #*Flagstar Bancorp, Inc.................................   1,026     16,826
    Flushing Financial Corp...............................  32,847    622,779
    FNB Corp.............................................. 159,603  2,017,382
   *Forest City Enterprises, Inc. Class A.................  57,405  1,005,736
   *Forest City Enterprises, Inc. Class B.................   8,417    147,676
   *Forestar Group, Inc...................................  36,513    789,046
    Fox Chase Bancorp, Inc................................  19,210    336,559
    Franklin Resources, Inc...............................  10,401    508,401
    Fulton Financial Corp................................. 197,434  2,485,694
   #FXCM, Inc. Class A....................................  15,482    255,453
    GAINSCO, Inc..........................................   1,497     11,789
    GAMCO Investors, Inc. Class A.........................   3,733    210,579
   *Genworth Financial, Inc. Class A...................... 237,177  3,080,929
    Geo Group, Inc. (The).................................  80,869  2,807,772
    German American Bancorp, Inc..........................  12,054    333,534
    GFI Group, Inc........................................ 127,415    509,660
    Glacier Bancorp, Inc..................................  71,411  1,738,144
   *Gleacher & Co., Inc...................................   2,784     37,668
   *Global Indemnity P.L.C................................  16,912    439,374
    Goldman Sachs Group, Inc. (The).......................  47,945  7,864,418
    Great Southern Bancorp, Inc...........................  13,373    390,492
  #*Green Dot Corp. Class A...............................   4,617    107,484
   #Greenhill & Co., Inc..................................   3,600    181,224
   *Greenlight Capital Re, Ltd. Class A...................  31,021    820,195
    Guaranty Bancorp......................................   2,967     37,206
   *Guaranty Federal Bancshares, Inc......................   1,886     24,084
   *Hallmark Financial Services, Inc......................  22,381    218,662
    Hampden Bancorp, Inc..................................   4,725     73,663
   *Hampton Roads Bankshares, Inc.........................     520        884
    Hancock Holding Co....................................  79,288  2,597,475
   *Hanmi Financial Corp..................................  21,808    370,736
    Hanover Insurance Group, Inc. (The)...................  50,297  2,707,488
    Harleysville Savings Financial Corp...................   2,920     55,772
   *Harris & Harris Group, Inc............................  29,482     91,984
   #Hartford Financial Services Group, Inc................ 216,706  6,687,547
    Hawthorn Bancshares, Inc..............................   2,117     27,760
    HCC Insurance Holdings, Inc...........................  99,330  4,423,165
   #HCI Group, Inc........................................   8,783    320,580
    Heartland Financial USA, Inc..........................  16,865    472,220
   *Heritage Commerce Corp................................  21,259    156,254
    Heritage Financial Corp...............................  11,632    184,832

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Heritage Financial Group, Inc.........................   5,663 $   108,390
    HF Financial Corp.....................................   4,200      56,406
    HFF, Inc. Class A.....................................   7,686     161,406
   *Hilltop Holdings, Inc.................................  58,984   1,004,498
    Hingham Institution for Savings.......................     872      62,671
   *HMN Financial, Inc....................................   1,450      10,614
   *Home Bancorp, Inc.....................................   7,010     127,933
   #Home BancShares, Inc..................................  50,522   1,380,261
    Home Federal Bancorp, Inc.............................  17,529     245,757
    HopFed Bancorp, Inc...................................   2,207      24,520
    Horace Mann Educators Corp............................  44,142   1,250,984
    Horizon Bancorp.......................................   5,260     126,082
   *Howard Hughes Corp. (The).............................   5,292     577,939
    Hudson City Bancorp, Inc.............................. 253,527   2,423,718
    Hudson Valley Holding Corp............................  17,275     357,938
    Huntington Bancshares, Inc............................ 425,265   3,636,016
    Iberiabank Corp.......................................  32,432   1,907,002
   *ICG Group, Inc........................................  39,694     481,488
    Independence Holding Co...............................  15,010     210,590
   #Independent Bank Corp. (453836108)....................  21,761     810,380
   *Independent Bank Corp. (453838609)....................   7,338      57,236
    Infinity Property & Casualty Corp.....................  12,729     827,512
    Interactive Brokers Group, Inc. Class A...............  53,617     868,595
  #*IntercontinentalExchange, Inc.........................   4,400     802,780
   *InterGroup Corp. (The)................................     235       4,904
    International Bancshares Corp.........................  73,397   1,776,941
   *Intervest Bancshares Corp. Class A....................  18,510     136,974
   *INTL. FCStone, Inc....................................  20,109     372,218
    Invesco, Ltd.......................................... 186,136   5,991,718
   *Investment Technology Group, Inc......................  38,795     551,277
    Investors Bancorp, Inc................................ 107,105   2,377,731
   *Investors Capital Holdings, Ltd.......................   4,038      19,261
    Investors Title Co....................................   1,606     119,759
   #Janus Capital Group, Inc..............................  87,711     821,852
   *Jefferson Bancshares, Inc.............................   2,270      13,143
    JMP Group, Inc........................................  20,821     147,829
    Jones Lang LaSalle, Inc...............................   6,476     589,510
    JPMorgan Chase & Co................................... 570,669  31,803,383
   *KCG Holdings, Inc. Class A............................   9,848      90,799
   *Kearny Financial Corp.................................  57,758     598,373
    Kemper Corp...........................................  67,798   2,369,540
    Kennedy-Wilson Holdings, Inc..........................  24,955     426,730
    Kentucky First Federal Bancorp........................   2,320      19,929
    KeyCorp............................................... 499,016   6,132,907
    Lake Shore Bancorp, Inc...............................     339       3,973
    Lakeland Bancorp, Inc.................................  29,286     329,175
    Lakeland Financial Corp...............................  16,872     532,312
    Landmark Bancorp Inc/Manhattan........................   1,911      39,156
    Legg Mason, Inc....................................... 124,614   4,285,475
   #Leucadia National Corp................................ 159,515   4,279,787
    Life Partners Holdings, Inc...........................   8,447      22,131
    Lincoln National Corp................................. 152,570   6,357,592
    LNB Bancorp, Inc......................................   9,079      82,437

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Loews Corp............................................  44,237 $2,014,995
   *Louisiana Bancorp Inc/Metaire.........................   3,003     54,715
    LSB Financial Corp....................................     426     10,522
   #M&T Bank Corp.........................................  36,804  4,300,915
  #*Macatawa Bank Corp....................................  31,196    161,907
   *Magyar Bancorp, Inc...................................   1,971     11,806
    Maiden Holdings, Ltd..................................  68,671    835,039
    MainSource Financial Group, Inc.......................  19,995    289,128
   *Malvern Bancorp, Inc..................................     241      2,890
    Manning & Napier, Inc.................................     847     15,204
   *Markel Corp...........................................   7,384  3,913,520
    MarketAxess Holdings, Inc.............................  31,222  1,614,177
    Marlin Business Services Corp.........................  13,162    301,147
    Marsh & McLennan Cos., Inc............................  17,700    741,099
   *Maui Land & Pineapple Co., Inc........................   4,186     17,686
    Mayflower Bancorp, Inc................................     500      9,840
    MB Financial, Inc.....................................  62,737  1,805,571
   *MBIA, Inc............................................. 235,843  3,183,880
   *MBT Financial Corp....................................   9,522     37,707
    MCG Capital Corp......................................  94,877    520,875
   #Meadowbrook Insurance Group, Inc......................  73,213    555,687
    Medallion Financial Corp..............................  23,064    348,036
    Mercantile Bank Corp..................................   7,390    147,578
    Merchants Bancshares, Inc.............................   7,187    223,084
    Mercury General Corp..................................  34,900  1,542,580
   *Meridian Interstate Bancorp, Inc......................  17,765    363,472
    Meta Financial Group, Inc.............................   2,141     62,988
    MetLife, Inc.......................................... 141,103  6,832,207
   *Metro Bancorp, Inc....................................  15,320    334,895
    MetroCorp Bancshares, Inc.............................   7,245     77,522
   *MGIC Investment Corp.................................. 158,315  1,209,527
    MicroFinancial, Inc...................................   9,680     78,602
    Mid Penn Bancorp, Inc.................................     778      8,928
    MidSouth Bancorp, Inc.................................   8,676    141,419
    MidWestOne Financial Group, Inc.......................   6,846    178,612
    Montpelier Re Holdings, Ltd...........................  61,112  1,650,635
    Morgan Stanley........................................ 189,332  5,151,724
    MSB Financial Corp....................................     600      4,515
   *MSCI, Inc.............................................     252      8,833
    MutualFirst Financial, Inc............................   5,151     76,286
    NASDAQ OMX Group, Inc. (The)..........................  91,090  2,951,316
    National Interstate Corp..............................  18,783    511,837
    National Penn Bancshares, Inc......................... 167,785  1,810,400
    National Security Group, Inc..........................     419      2,992
    National Western Life Insurance Co. Class A...........   2,337    500,001
    Naugatuck Valley Financial Corp.......................     989      7,783
   *Navigators Group, Inc. (The)..........................  17,111    991,754
    NBT Bancorp, Inc......................................  40,606    916,477
    Nelnet, Inc. Class A..................................  38,855  1,510,682
   *New Century Bancorp, Inc..............................   2,187     14,259
    New Hampshire Thrift Bancshares, Inc..................   4,833     67,517
   #New York Community Bancorp, Inc....................... 217,731  3,302,979
   *NewBridge Bancorp.....................................  12,686    103,898

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *Newport Bancorp, Inc..................................     641 $   11,173
   *NewStar Financial, Inc................................  49,671    764,933
    Nicholas Financial, Inc...............................   3,515     54,729
   *North Valley Bancorp..................................     460      8,004
    Northeast Bancorp.....................................     118      1,191
    Northeast Community Bancorp, Inc......................   9,104     59,722
    Northern Trust Corp...................................  14,311    837,766
    Northfield Bancorp, Inc...............................  57,520    674,134
    Northrim BanCorp, Inc.................................   5,792    147,812
    Northwest Bancshares, Inc............................. 110,107  1,521,679
    Norwood Financial Corp................................   1,641     47,770
    NYSE Euronext......................................... 132,257  5,575,955
   #Ocean Shore Holding Co................................   6,104     91,560
    OceanFirst Financial Corp.............................  19,770    337,672
   *Ocwen Financial Corp..................................  70,987  3,380,401
    OFG Bancorp...........................................  50,594    934,471
    Ohio Valley Banc Corp.................................   2,002     44,464
    Old Line Bancshares, Inc..............................   1,957     25,598
    Old National Bancorp.................................. 115,935  1,670,623
    Old Republic International Corp....................... 242,918  3,510,165
  #*Old Second Bancorp, Inc...............................  11,059     67,239
   *OmniAmerican Bancorp, Inc.............................  12,533    296,280
    OneBeacon Insurance Group, Ltd. Class A...............  26,235    380,407
    Oppenheimer Holdings, Inc. Class A....................   7,365    141,113
    Oritani Financial Corp................................  55,847    908,072
    Pacific Continental Corp..............................  17,305    213,371
   *Pacific Mercantile Bancorp............................   9,408     58,330
   *Pacific Premier Bancorp, Inc..........................   4,508     58,739
    PacWest Bancorp.......................................  40,450  1,432,739
   #Park National Corp....................................  14,100  1,112,490
   *Park Sterling Corp....................................  21,825    146,228
    PartnerRe, Ltd........................................  32,897  2,945,597
   *Patriot National Bancorp, Inc.........................   1,500      2,145
    Peapack Gladstone Financial Corp......................   8,268    161,722
    Penns Woods Bancorp, Inc..............................   4,255    195,475
   #People's United Financial, Inc........................ 244,264  3,663,960
    Peoples Bancorp of North Carolina, Inc................   3,297     45,598
    Peoples Bancorp, Inc..................................  10,126    227,734
    Peoples Bancorp/Auburn................................   1,337     29,080
   *PHH Corp..............................................  58,457  1,324,636
  #*Phoenix Cos., Inc. (The)..............................   6,427    274,240
   *PICO Holdings, Inc....................................  23,851    522,098
   *Pinnacle Financial Partners, Inc......................  38,695  1,102,034
   *Piper Jaffray Cos.....................................  20,441    685,796
    Platinum Underwriters Holdings, Ltd...................  39,027  2,267,078
    PNC Financial Services Group, Inc. (The)..............  76,226  5,796,987
   *Popular, Inc..........................................  80,934  2,662,729
   *Porter Bancorp, Inc...................................   6,860     11,731
  #*Portfolio Recovery Associates, Inc....................  16,413  2,450,625
   *Preferred Bank........................................   2,694     45,771
    Premier Financial Bancorp, Inc........................   3,385     41,974
    Primerica, Inc........................................  61,214  2,512,223
   *Primus Guaranty, Ltd..................................  15,070    152,207

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Principal Financial Group, Inc........................ 157,281 $6,819,704
    PrivateBancorp, Inc...................................  83,342  1,966,038
    ProAssurance Corp.....................................  61,024  3,266,615
    Progressive Corp. (The)...............................  20,068    521,969
    Prosperity Bancshares, Inc............................  42,708  2,520,626
    Protective Life Corp..................................  77,513  3,358,638
    Provident Financial Holdings, Inc.....................   9,638    168,665
    Provident Financial Services, Inc.....................  64,885  1,154,304
    Provident New York Bancorp............................  42,153    457,360
   *Prudential Bancorp, Inc. of Pennsylvania..............   5,398     52,738
    Prudential Financial, Inc.............................  64,572  5,099,251
   *PSB Holdings, Inc.....................................   3,252     20,179
   #Pulaski Financial Corp................................  10,937    109,479
    Pzena Investment Management, Inc. Class A.............   2,844     20,249
    QC Holdings, Inc......................................  12,392     33,334
    QCR Holdings, Inc.....................................     309      4,836
    Radian Group, Inc..................................... 128,091  1,799,679
   #Raymond James Financial, Inc..........................  19,745    870,162
    Regions Financial Corp................................ 661,387  6,620,484
    Reinsurance Group of America, Inc.....................  54,867  3,735,894
    RenaissanceRe Holdings, Ltd...........................  45,780  3,981,487
    Renasant Corp.........................................  27,499    753,473
    Republic Bancorp, Inc. Class A........................  20,236    529,576
   *Republic First Bancorp, Inc...........................  20,713     69,596
    Resource America, Inc. Class A........................  18,325    152,098
   *Riverview Bancorp, Inc................................  13,240     34,424
   #RLI Corp..............................................  20,135  1,661,943
    Rockville Financial, Inc..............................  28,505    373,416
    Roma Financial Corp...................................  25,930    495,263
   *Royal Bancshares of Pennsylvania, Inc. Class A........   6,447     11,734
    Ryman Hospitality Properties..........................  44,292  1,649,877
    S&T Bancorp, Inc......................................  27,583    675,232
   *Safeguard Scientifics, Inc............................  23,253    347,632
    Safety Insurance Group, Inc...........................  16,252    873,870
    Salisbury Bancorp, Inc................................     856     25,637
    Sandy Spring Bancorp, Inc.............................  26,668    651,766
    SB Financial Group, Inc...............................   3,194     25,233
   *Seacoast Banking Corp. of Florida.....................  48,175    113,693
  #*Security National Financial Corp. Class A.............   2,139     12,920
    SEI Investments Co....................................  12,500    395,125
    Selective Insurance Group, Inc........................  62,650  1,531,792
   *Shore Bancshares, Inc.................................   4,929     39,038
    SI Financial Group, Inc...............................   6,511     73,705
  #*Siebert Financial Corp................................   9,393     14,841
    Sierra Bancorp........................................  11,952    188,603
   *Signature Bank........................................  12,100  1,107,755
    Simmons First National Corp. Class A..................  17,567    480,457
    Simplicity Bancorp, Inc...............................   9,310    137,881
    SLM Corp..............................................  30,766    760,228
   *South Street Financial Corp...........................     400      2,280
   *Southcoast Financial Corp.............................   5,735     31,715
   oSouthern Community Financial..........................   7,908      1,740
   *Southern First Bancshares, Inc........................   2,825     37,347

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Southern Missouri Bancorp, Inc........................   1,465 $   39,189
   #Southern National Bancorp of Virginia, Inc............     712      7,056
   #Southside Bancshares, Inc.............................  19,995    499,675
   *Southwest Bancorp, Inc................................  17,697    264,747
    Southwest Georgia Financial Corp......................   1,854     18,948
  #*St Joe Co. (The)......................................  39,684    900,033
    StanCorp Financial Group, Inc.........................  44,533  2,364,257
    State Auto Financial Corp.............................  38,717    785,955
    State Street Corp.....................................  72,374  5,042,297
    StellarOne Corp.......................................  21,618    457,869
    Sterling Bancorp......................................  31,081    421,148
    Stewart Information Services Corp.....................  22,020    681,079
   *Stifel Financial Corp.................................  68,092  2,563,664
   *Stratus Properties, Inc...............................   6,580     84,553
   *Suffolk Bancorp.......................................  12,947    234,988
    Summit State Bank.....................................   1,156     11,652
  #*Sun Bancorp, Inc......................................  32,827    108,986
    SunTrust Banks, Inc...................................  70,003  2,435,404
    Susquehanna Bancshares, Inc........................... 201,186  2,675,774
   *Sussex Bancorp........................................   2,146     14,421
  #*SVB Financial Group...................................  21,341  1,861,362
   *SWS Group, Inc........................................  23,777    141,711
    SY Bancorp, Inc.......................................  15,245    421,219
    Symetra Financial Corp................................  30,230    543,535
    Synovus Financial Corp................................ 814,574  2,712,531
    T Rowe Price Group, Inc...............................   3,600    270,864
   *Taylor Capital Group, Inc.............................  22,039    494,335
   #TCF Financial Corp.................................... 108,633  1,655,567
    TD Ameritrade Holding Corp............................  12,649    341,902
    Teche Holding Co......................................   1,486     67,806
   *Tejon Ranch Co........................................  17,461    590,007
    Territorial Bancorp, Inc..............................  12,058    274,199
   #Teton Advisors, Inc. Class A..........................      39      1,016
   *Texas Capital Bancshares, Inc.........................  31,625  1,438,621
    TF Financial Corp.....................................   2,289     62,123
   *TFS Financial Corp....................................  40,111    468,095
    Thomas Properties Group, Inc..........................  53,749    304,219
    Timberland Bancorp, Inc...............................   3,941     34,444
    Tompkins Financial Corp...............................  13,683    617,514
    Torchmark Corp........................................  49,305  3,504,599
    Tower Financial Corp..................................   1,403     20,161
    Tower Group International, Ltd........................  49,204  1,076,091
    TowneBank.............................................  25,265    403,482
    Travelers Cos., Inc. (The)............................  55,984  4,677,463
    Tree.com, Inc.........................................  11,503    217,292
    Trico Bancshares......................................  15,107    327,218
    TrustCo Bank Corp..................................... 103,531    614,974
    Trustmark Corp........................................  75,436  2,034,509
    U.S. Bancorp.......................................... 100,635  3,755,698
    UMB Financial Corp....................................  38,493  2,301,881
    Umpqua Holdings Corp.................................. 128,692  2,167,173
    Union Bankshares Inc/Morrisville......................   2,000     41,760
    Union First Market Bankshares Corp....................  23,005    508,410

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    United Bancshares, Inc................................   2,040 $     26,520
   #United Bankshares, Inc................................  54,272    1,536,983
    United Community Bancorp..............................     993       10,168
   *United Community Banks, Inc...........................  28,930      394,316
   *United Community Financial Corp.......................   7,576       35,001
    United Financial Bancorp, Inc.........................  22,166      346,011
    United Fire Group, Inc................................  29,011      754,576
   *United Security Bancshares............................  10,463       44,675
   *United Security Bancshares/Thomasville................     600        5,208
    Unity Bancorp, Inc....................................   5,781       45,381
    Universal Insurance Holdings, Inc.....................  44,721      351,507
    Univest Corp. of Pennsylvania.........................  17,118      347,324
    Unum Group............................................ 152,511    4,825,448
    Validus Holdings, Ltd................................. 105,899    3,752,002
   #Valley National Bancorp...............................  69,582      720,174
   *Vantagesouth Bancshares, Inc..........................   4,153       20,973
    ViewPoint Financial Group, Inc........................  40,834      880,789
   *Virginia Commerce Bancorp, Inc........................  29,169      438,410
   *Virtus Investment Partners, Inc.......................     595      110,968
   #VSB Bancorp, Inc......................................     170        1,778
   #Waddell & Reed Financial, Inc. Class A................   5,916      302,071
   *Walker & Dunlop, Inc..................................   1,380       25,447
    Washington Banking Co.................................  16,508      240,191
    Washington Federal, Inc............................... 117,034    2,545,489
    Washington Trust Bancorp, Inc.........................  16,883      545,996
   *Waterstone Financial, Inc.............................  24,001      261,131
    Wayne Savings Bancshares, Inc.........................   1,684       17,918
    Webster Financial Corp................................ 101,922    2,776,355
    Wells Fargo & Co...................................... 634,567   27,603,664
    WesBanco, Inc.........................................  30,113      886,828
    West BanCorp., Inc....................................  17,389      237,882
   #Westamerica BanCorp...................................  13,031      625,358
   *Western Alliance Bancorp..............................  81,523    1,445,403
    Westfield Financial, Inc..............................  28,843      200,747
    Westwood Holdings Group, Inc..........................   2,463      122,510
    Wilshire Bancorp, Inc.................................  69,607      611,846
    Wintrust Financial Corp...............................  40,425    1,653,787
  #*World Acceptance Corp.................................  13,047    1,086,554
   #WR Berkley Corp.......................................  69,300    2,936,241
    WSFS Financial Corp...................................   3,603      214,487
    WVS Financial Corp....................................   1,627       17,881
    XL Group P.L.C........................................ 162,997    5,109,956
   *Yadkin Financial Corp.................................   3,676       57,309
    Zions BanCorp......................................... 166,601    4,938,054
   *ZipRealty, Inc........................................  17,864       59,308
                                                                   ------------
Total Financials..........................................          679,185,177
                                                                   ------------
Health Care -- (7.5%)
   #Abaxis, Inc...........................................   3,959      166,674
    Abbott Laboratories...................................  10,970      401,831
   *ABIOMED, Inc..........................................   1,436       36,015
  #*Acadia Healthcare Co., Inc............................   3,172      116,952
  #*Accelerate Diagnostics, Inc...........................   2,200       18,436

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
  #*Accuray, Inc..........................................  67,370 $  418,368
   *Acorda Therapeutics, Inc..............................   8,725    331,288
   *Actavis, Inc..........................................  11,200  1,503,824
  #*Adcare Health Systems, Inc............................   5,449     24,520
   *Addus HomeCare Corp...................................   9,943    195,281
    Aetna, Inc............................................  67,560  4,335,325
  #*Affymax, Inc..........................................  36,132     62,508
   *Affymetrix, Inc.......................................  79,227    301,063
    Agilent Technologies, Inc.............................  15,200    679,896
   #Air Methods Corp......................................  30,597  1,027,753
  #*Akorn, Inc............................................  21,047    298,657
   *Albany Molecular Research, Inc........................  35,314    448,841
   *Alere, Inc............................................  90,727  3,030,282
   *Alexion Pharmaceuticals, Inc..........................  10,000  1,162,300
   *Align Technology, Inc.................................  17,155    738,351
   *Alkermes P.L.C........................................  41,898  1,406,935
   *Alliance HealthCare Services, Inc.....................   5,402    105,339
   *Allied Healthcare Products............................   4,920     12,152
   *Allscripts Healthcare Solutions, Inc..................  47,923    757,663
    Almost Family, Inc....................................   9,772    186,938
   *Alnylam Pharmaceuticals, Inc..........................  12,235    564,890
   *Alphatec Holdings, Inc................................  91,449    210,333
   *AMAG Pharmaceuticals, Inc.............................  15,257    343,282
  #*Amedisys, Inc.........................................  32,334    404,498
   *American Shared Hospital Services.....................     900      2,646
    AmerisourceBergen Corp................................  16,800    978,936
    Amgen, Inc............................................  26,155  2,832,325
   *AMN Healthcare Services, Inc..........................  42,340    625,785
   *Amsurg Corp...........................................  35,540  1,389,969
    Analogic Corp.........................................  11,775    840,617
   *AngioDynamics, Inc....................................  28,916    345,546
   *Anika Therapeutics, Inc...............................  15,395    309,593
  #*Ariad Pharmaceuticals, Inc............................  77,200  1,434,376
   *Arqule, Inc...........................................  26,950     71,956
   *Arrhythmia Research Technology, Inc...................   1,153      2,750
   *ArthroCare Corp.......................................   9,467    343,273
   *Astex Pharmaceuticals................................. 106,183    555,337
   *AtriCure, Inc.........................................   4,052     39,142
    Atrion Corp...........................................   2,042    492,428
   *Authentidate Holding Corp.............................   2,236      1,979
  #*AVEO Pharmaceuticals, Inc.............................   2,329      5,590
  #*Baxano Surgical, Inc..................................  24,169     48,096
   *Bio-Rad Laboratories, Inc. Class A....................  10,635  1,297,364
   *Bio-Rad Laboratories, Inc. Class B....................   1,277    150,871
  #*Bio-Reference Labs, Inc...............................  10,468    280,019
   *Bioanalytical Systems, Inc............................   1,915      2,815
   *Biodel, Inc...........................................   4,308     21,152
   *Biogen Idec, Inc......................................   6,870  1,498,553
   *BioMarin Pharmaceutical, Inc..........................   7,300    471,945
   *BioScrip, Inc.........................................  62,349  1,013,171
   *Biospecifics Technologies Corp........................   1,342     22,130
    Biota Pharmaceuticals, Inc............................   6,230     25,231
    BioTelemetry, Inc.....................................  25,555    193,196

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  #*Boston Scientific Corp.................................. 767,057 $8,376,262
   *Bovie Medical Corp......................................  13,510     40,530
    Bristol-Myers Squibb Co.................................  49,289  2,131,256
  #*Brookdale Senior Living, Inc............................  44,123  1,284,862
   *Bruker Corp.............................................  13,400    240,128
  #*BSD Medical Corp........................................   4,900      7,056
   *Cambrex Corp............................................  32,247    472,419
    Cantel Medical Corp.....................................  35,811    950,411
   *Capital Senior Living Corp..............................  30,675    706,752
    Cardinal Health, Inc....................................  11,763    589,209
   *CareFusion Corp......................................... 117,044  4,514,387
   *CAS Medical Systems, Inc................................     415        593
   *Catamaran Corp..........................................   8,256    435,917
  #*Celldex Therapeutics, Inc...............................  44,462    910,582
  #*Celsion Corp............................................   1,900      2,299
   *Centene Corp............................................  38,472  2,134,042
  #*Cepheid, Inc............................................   4,496    156,776
   *Cerner Corp.............................................   8,000    392,000
   *Charles River Laboratories International, Inc...........  15,198    692,117
   #Chemed Corp.............................................  12,392    874,751
   *Chindex International, Inc..............................   5,938    101,659
    Cigna Corp..............................................  17,253  1,342,801
  #*Codexis, Inc............................................  15,600     38,220
    Community Health Systems, Inc...........................  89,497  4,122,232
   #Computer Programs & Systems, Inc........................   2,708    150,944
    CONMED Corp.............................................  29,451    965,993
    Cooper Cos., Inc. (The).................................  30,336  3,863,290
  #*Cornerstone Therapeutics, Inc...........................   1,700     15,164
   *Corvel Corp.............................................  11,386    385,872
  #*Covance, Inc............................................   7,051    581,707
    Covidien P.L.C..........................................  15,563    959,148
   #CR Bard, Inc............................................   4,262    488,425
   *Cross Country Healthcare, Inc...........................  33,538    189,154
    CryoLife, Inc...........................................  29,023    205,483
  #*Cubist Pharmaceuticals, Inc.............................  21,233  1,323,453
  #*Cumberland Pharmaceuticals, Inc.........................  20,840    116,704
   *Cutera, Inc.............................................  16,517    157,737
   *Cyberonics, Inc.........................................   6,029    313,448
   *Cynosure, Inc. Class A..................................  23,397    666,339
   *Cytokinetics, Inc.......................................   9,110    113,322
   *DaVita HealthCare Partners, Inc.........................   7,338    854,217
    Daxor Corp..............................................   4,092     29,462
    DENTSPLY International, Inc.............................  10,234    438,834
   *Depomed, Inc............................................   9,345     60,929
   *Digirad Corp............................................  16,700     41,082
   *Durect Corp.............................................  23,066     29,063
   *Dyax Corp...............................................  30,347    122,298
   *Dynacq Healthcare, Inc..................................   2,433         97
  #*Edwards Lifesciences Corp...............................   7,400    528,212
   *Emergent Biosolutions, Inc..............................  37,510    663,552
   *Emeritus Corp...........................................  25,114    582,394
  #*Endo Health Solutions, Inc..............................  24,327    935,616
  #*Endocyte, Inc...........................................   7,233    129,977

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
    Ensign Group, Inc. (The)................................  21,332 $  815,736
   *Entremed, Inc...........................................      63        120
   *Enzo Biochem, Inc.......................................  39,085     85,205
    Enzon Pharmaceuticals, Inc..............................  52,724    105,448
  #*Exact Sciences Corp.....................................   3,900     53,508
   *Exactech, Inc...........................................  13,511    291,702
  #*ExamWorks Group, Inc....................................  23,719    575,897
   *Express Scripts Holding Co..............................  17,446  1,143,585
   *Five Star Quality Care, Inc.............................  49,442    292,697
   *Forest Laboratories, Inc................................   9,100    396,396
   *Furiex Pharmaceuticals, Inc.............................   9,560    420,544
  #*Genomic Health, Inc.....................................     572     20,386
   *Gentiva Health Services, Inc............................  33,864    363,699
   *Geron Corp..............................................  29,750     38,972
   *Greatbatch, Inc.........................................  25,442    961,708
  #*GTx, Inc................................................  14,515     69,527
   *Haemonetics Corp........................................  29,388  1,240,761
   *Hanger, Inc.............................................  32,639  1,205,032
   *Harvard Bioscience, Inc.................................  35,325    188,989
   *Health Management Associates, Inc. Class A..............  21,176    285,452
   *Health Net, Inc.........................................  54,354  1,667,037
   *HealthSouth Corp........................................  17,216    560,553
   *HealthStream, Inc.......................................  17,545    552,667
   *Healthways, Inc.........................................  37,842    649,369
   *Hemispherx Biopharma, Inc...............................   3,300        759
  #*Henry Schein, Inc.......................................   8,644    897,507
   #Hi-Tech Pharmacal Co., Inc..............................  14,824    532,775
    Hill-Rom Holdings, Inc..................................  19,330    716,563
  #*HMS Holdings Corp.......................................   5,453    131,908
   *Hologic, Inc............................................ 145,374  3,299,990
   *Hooper Holmes, Inc......................................   6,931      2,662
   *Hospira, Inc............................................  11,600    472,120
    Humana, Inc.............................................  22,241  2,029,714
   *ICU Medical, Inc........................................  13,600    974,984
  #*Idenix Pharmaceuticals, Inc.............................     385      1,513
  #*Idera Pharmaceuticals, Inc..............................  20,811     27,471
  #*IDEXX Laboratories, Inc.................................     400     39,196
  #*Illumina, Inc...........................................   9,020    719,976
  #*Immunomedics, Inc.......................................  19,800    112,662
   *Impax Laboratories, Inc.................................  40,496    839,887
   *Incyte Corp., Ltd.......................................   8,536    199,828
   *Infinity Pharmaceuticals, Inc...........................  22,704    480,871
  #*Integra LifeSciences Holdings Corp......................  17,720    697,991
   *Intuitive Surgical, Inc.................................   1,500    582,000
    Invacare Corp...........................................  33,676    525,682
   *IPC The Hospitalist Co., Inc............................   7,278    366,593
   *Iridex Corp.............................................   1,950     12,090
  #*IsoRay, Inc.............................................   6,500      4,193
   *Jazz Pharmaceuticals P.L.C..............................   4,993    377,021
    Johnson & Johnson.......................................  61,338  5,735,103
    Kewaunee Scientific Corp................................   2,037     27,296
   *Kindred Healthcare, Inc.................................  57,059    876,426
   *Laboratory Corp. of America Holdings....................   4,480    433,395

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
    Landauer, Inc...........................................   2,932 $  144,460
   *Lannett Co., Inc........................................  29,173    405,213
   *LCA-Vision, Inc.........................................  14,533     58,423
    LeMaitre Vascular, Inc..................................  15,418    106,230
   *LHC Group, Inc..........................................  19,752    453,111
   *Life Technologies Corp..................................  24,787  1,849,110
   *LifePoint Hospitals, Inc................................  53,422  2,626,226
  #*Luminex Corp............................................   8,014    159,559
   *Magellan Health Services, Inc...........................  29,263  1,672,380
   *Mallinckrodt P.L.C......................................   1,945     89,256
   #Masimo Corp.............................................     104      2,422
  #*Mast Therapeutics, Inc..................................  19,471      8,606
    Maxygen, Inc............................................  41,232    103,080
    McKesson Corp...........................................   8,300  1,018,078
   *MedAssets, Inc..........................................  56,505  1,230,114
  o*MedCath Corp............................................  19,024     26,063
   *Medical Action Industries, Inc..........................  17,432    160,200
   *Medicines Co. (The).....................................  39,914  1,233,343
  #*MediciNova, Inc.........................................  12,083     32,382
   *Medidata Solutions, Inc.................................   5,030    465,426
   *Medivation, Inc.........................................     606     35,069
  #*MEDNAX, Inc.............................................  15,393  1,499,586
    Medtronic, Inc..........................................  35,647  1,969,140
    Merck & Co., Inc........................................ 149,737  7,212,831
   *Merit Medical Systems, Inc..............................  39,570    519,950
   *Metabolix, Inc..........................................   1,126      1,847
   *Misonix, Inc............................................   3,363     17,353
  #*Molina Healthcare, Inc..................................  45,700  1,696,384
   *Momenta Pharmaceuticals, Inc............................  28,579    493,274
   *MWI Veterinary Supply, Inc..............................   4,880    693,790
   *Mylan, Inc..............................................  25,528    856,720
  #*Myriad Genetics, Inc....................................  11,511    341,531
   *Nanosphere, Inc.........................................  19,664     62,138
    National Healthcare Corp................................  14,015    673,140
   *National Research Corp. Class A.........................  14,574    262,041
   #National Research Corp. Class B.........................   2,429     94,974
   *Natus Medical, Inc......................................  33,677    430,729
   *Neogen Corp.............................................   8,023    453,139
   *Neurocrine Biosciences, Inc.............................   2,475     34,625
   *NuVasive, Inc...........................................  40,624    927,040
    Omnicare, Inc........................................... 109,511  5,781,086
   *Omnicell, Inc...........................................  37,756    796,652
   *OncoGenex Pharmaceutical, Inc...........................     350      3,420
  #*Onyx Pharmaceuticals, Inc...............................   6,700    879,710
  #*OraSure Technologies, Inc...............................  10,332     45,771
   *Orthofix International NV...............................  11,146    253,126
  #*Osiris Therapeutics, Inc................................   4,893     56,025
    Owens & Minor, Inc......................................  61,647  2,216,826
  #*Pacific Biosciences of California, Inc..................   5,083     13,165
    Pain Therapeutics, Inc..................................  34,082     82,478
   *PAREXEL International Corp..............................  35,821  1,771,348
   #Patterson Cos., Inc.....................................  10,176    416,097
   *PDI, Inc................................................  16,959     78,859

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   #PDL BioPharma, Inc.....................................  34,563 $   280,652
    PerkinElmer, Inc.......................................  73,180   2,494,706
  #*Pernix Therapeutics Holdings...........................   4,944      16,810
    Perrigo Co.............................................   5,287     657,650
    Pfizer, Inc............................................ 427,541  12,497,023
   *PharMerica Corp........................................  32,772     479,782
  #*PhotoMedex, Inc........................................   9,512     151,431
   *Pozen, Inc.............................................  31,193     179,360
  #*Progenics Pharmaceuticals, Inc.........................  26,897     161,113
   *ProPhase Labs, Inc.....................................   6,052       9,381
   *Providence Service Corp. (The).........................  14,336     395,244
  #*pSivida Corp...........................................  13,195      49,745
   #Quality Systems, Inc...................................   4,390     100,399
   #Quest Diagnostics, Inc.................................  11,000     641,410
   #Questcor Pharmaceuticals, Inc..........................   7,700     514,514
   *Quidel Corp............................................  26,335     704,988
   *RadNet, Inc............................................  10,874      30,230
  #*Regeneron Pharmaceuticals, Inc.........................   6,200   1,674,372
  #*Repligen Corp..........................................  30,484     310,022
  #*Repros Therapeutics, Inc...............................     186       3,837
   #ResMed, Inc............................................   9,600     457,440
   *Rigel Pharmaceuticals, Inc.............................  50,219     191,334
   *Rochester Medical Corp.................................  12,087     178,646
   *RTI Biologics, Inc.....................................  60,665     237,807
   *Salix Pharmaceuticals, Ltd.............................   3,676     271,656
  #*Sangamo Biosciences, Inc...............................  22,327     217,688
   *Santarus, Inc..........................................  24,354     592,289
   *Sciclone Pharmaceuticals, Inc..........................  63,164     395,407
  #*Seattle Genetics, Inc..................................   7,900     320,108
    Select Medical Holdings Corp........................... 128,395   1,151,703
    Simulations Plus, Inc..................................   1,800       8,586
   *Sirona Dental Systems, Inc.............................  15,186   1,072,132
  #*Skilled Healthcare Group, Inc. Class A.................  19,937     129,989
   *Solta Medical, Inc.....................................  61,883     167,703
    Span-America Medical Systems, Inc......................   3,229      67,777
   *Spectranetics Corp.....................................  25,926     467,187
   #Spectrum Pharmaceuticals, Inc..........................  26,500     223,660
    St Jude Medical, Inc...................................  13,900     728,221
   *Staar Surgical Co......................................  12,085     127,013
  #*StemCells, Inc.........................................   1,150       1,886
  #*Stereotaxis, Inc.......................................   1,337       7,006
    STERIS Corp............................................  27,809   1,251,961
   *Strategic Diagnostics, Inc.............................  12,404      12,156
    Stryker Corp...........................................   9,262     652,601
   *Sucampo Pharmaceuticals, Inc. Class A..................  13,917      85,311
   *SunLink Health Systems, Inc............................   1,702       1,292
   *SurModics, Inc.........................................  18,031     364,947
   *Symmetry Medical, Inc..................................  41,225     359,070
  #*Synageva BioPharma Corp................................   3,718     178,836
   *Targacept, Inc.........................................  17,473      87,365
   *Team Health Holdings, Inc..............................  13,423     539,873
   #Techne Corp............................................   3,336     245,997
   #Teleflex, Inc..........................................  37,788   3,001,501

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Tenet Healthcare Corp.................................  31,779 $  1,418,932
   *Theragenics Corp......................................  14,207       28,982
  #*Theravance, Inc.......................................   1,374       52,981
    Thermo Fisher Scientific, Inc.........................  56,727    5,168,397
   *Thoratec Corp.........................................  14,300      468,897
   *Tornier NV............................................      78        1,279
   *Transcept Pharmaceuticals, Inc........................  14,106       39,638
   *Triple-S Management Corp. Class B.....................  20,128      437,985
   oTrubion Pharmeceuticals, Inc..........................   3,245           --
  #*United Therapeutics Corp..............................   5,700      426,588
    UnitedHealth Group, Inc...............................  49,560    3,610,446
    Universal American Corp...............................  90,640      982,538
    Universal Health Services, Inc. Class B...............  12,318      861,644
   *Urologix, Inc.........................................   3,584        1,111
    US Physical Therapy, Inc..............................  10,908      312,187
    Utah Medical Products, Inc............................   3,789      211,502
   *Vascular Solutions, Inc...............................  15,185      245,390
   *VCA Antech, Inc.......................................  85,628    2,462,661
  #*Vical, Inc............................................   6,156       23,762
   *ViroPharma, Inc.......................................  60,530    2,077,390
   *WellCare Health Plans, Inc............................  35,383    2,159,424
   #WellPoint, Inc........................................  49,131    4,203,648
    West Pharmaceutical Services, Inc.....................  22,333    1,647,282
   *Wright Medical Group, Inc.............................  39,693    1,088,382
  #*XenoPort, Inc.........................................  17,035       91,819
   *Zalicus, Inc..........................................  11,731        5,660
   #Zimmer Holdings, Inc..................................  12,595    1,051,431
    Zoetis, Inc........................................... 134,752    4,016,968
                                                                   ------------
Total Health Care.........................................          223,878,616
                                                                   ------------
Industrials -- (12.3%)
    AAON, Inc.............................................  22,666      488,906
    AAR Corp..............................................  44,341    1,074,826
    ABM Industries, Inc...................................  56,530    1,464,127
   #Acacia Research Corp..................................  23,571      537,890
  #*ACCO Brands Corp......................................  85,320      563,965
  #*Accuride Corp.........................................  24,116      137,944
    Aceto Corp............................................  29,576      459,020
    Acme United Corp......................................   1,921       26,664
   #Acorn Energy, Inc.....................................  16,783      145,676
   *Active Power, Inc.....................................     960        3,552
   #Actuant Corp. Class A.................................  63,614    2,246,210
   #Acuity Brands, Inc....................................   7,429      642,609
   *Adept Technology, Inc.................................  10,771       38,237
    ADT Corp. (The).......................................  16,852      675,428
   *Advisory Board Co. (The)..............................  12,196      715,783
   *AECOM Technology Corp................................. 110,026    3,729,881
   *Aegion Corp...........................................  45,505    1,038,424
  #*AeroCentury Corp......................................   1,149       25,542
  #*Aerovironment, Inc....................................  24,092      544,720
    AGCO Corp.............................................  28,387    1,596,769
   *Air Transport Services Group, Inc.....................  66,990      447,493
    Aircastle, Ltd........................................  69,572    1,223,076

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Alamo Group, Inc........................................  13,621 $  567,587
   *Alaska Air Group, Inc...................................  48,307  2,954,939
    Albany International Corp. Class A......................  27,006    931,977
    Allegiant Travel Co.....................................  11,361  1,106,334
    Alliant Techsystems, Inc................................  14,804  1,378,252
   oAllied Defense Group, Inc. (The)........................   6,064     31,836
    Allied Motion Technologies, Inc.........................   7,832     56,234
    Altra Holdings, Inc.....................................  30,432    758,974
    AMERCO..................................................  19,915  3,312,263
  #*Ameresco, Inc. Class A..................................  11,757    107,459
   #American Railcar Industries, Inc........................  23,316    837,744
    American Science & Engineering, Inc.....................   7,892    479,755
  #*American Superconductor Corp............................  12,387     31,091
   *American Woodmark Corp..................................  14,123    489,927
    AMETEK, Inc.............................................  14,445    668,515
    Ampco-Pittsburgh Corp...................................  10,468    201,404
   *AMREP Corp..............................................   6,528     63,648
    AO Smith Corp...........................................  40,588  1,677,096
    Apogee Enterprises, Inc.................................  30,486    815,805
    Applied Industrial Technologies, Inc....................  32,827  1,712,256
   *ARC Document Solutions, Inc.............................  46,933    223,870
    Argan, Inc..............................................  13,114    207,857
    Arkansas Best Corp......................................  28,900    627,130
  #*Armstrong World Industries, Inc.........................  29,339  1,469,297
  #*Ascent Solar Technologies, Inc..........................  31,175     33,046
    Astec Industries, Inc...................................  24,043    841,505
   *Astronics Corp..........................................   8,740    345,317
   *AT Cross Co. Class A....................................   8,242    153,301
   *Atlas Air Worldwide Holdings, Inc.......................  28,949  1,292,283
   *Avalon Holdings Corp. Class A...........................     700      2,583
   #Avery Dennison Corp.....................................  16,643    744,441
   *Avis Budget Group, Inc.................................. 118,265  3,741,905
    AZZ, Inc................................................  25,170    952,181
   *B/E Aerospace, Inc......................................  17,682  1,232,612
    Babcock & Wilcox Co. (The)..............................   4,536    138,529
    Baltic Trading, Ltd.....................................   3,964     14,905
    Barnes Group, Inc.......................................  52,974  1,748,142
    Barrett Business Services, Inc..........................  10,851    762,391
  #*Beacon Roofing Supply, Inc..............................  41,569  1,695,600
    Belden, Inc.............................................  23,622  1,384,485
   *Blount International, Inc...............................  12,197    160,756
   *BlueLinx Holdings, Inc..................................  61,893    114,502
    Brady Corp. Class A.....................................  47,254  1,572,141
   *Breeze-Eastern Corp.....................................   7,923     73,169
   #Briggs & Stratton Corp..................................  54,853  1,110,773
    Brink's Co. (The).......................................  24,042    642,643
  #*Broadwind Energy, Inc...................................      70        321
  #*Builders FirstSource, Inc...............................  63,620    375,358
   *CAI International, Inc..................................  23,007    482,917
    Carlisle Cos., Inc......................................  30,362  2,056,722
   *Casella Waste Systems, Inc. Class A.....................  26,530    126,548
  #*CBIZ, Inc...............................................  54,187    393,398
    CDI Corp................................................  20,602    324,069

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Ceco Environmental Corp.................................  11,949 $  159,639
    Celadon Group, Inc......................................  26,129    525,454
  #*Chart Industries, Inc...................................  23,323  2,651,825
    Chicago Bridge & Iron Co. NV............................   3,161    188,332
    Chicago Rivet & Machine Co..............................     508     13,208
   #Cintas Corp.............................................  14,003    665,283
    CIRCOR International, Inc...............................  18,896    992,418
    CLARCOR, Inc............................................   7,342    403,663
  #*Clean Harbors, Inc......................................   5,654    319,112
    CNH Global NV...........................................   5,744    269,911
   #Coleman Cable, Inc......................................   6,036    131,162
   *Colfax Corp.............................................  16,318    865,996
   *Columbus McKinnon Corp..................................  21,425    473,921
    Comfort Systems USA, Inc................................  40,925    632,291
   *Command Security Corp...................................   5,329      8,207
   *Commercial Vehicle Group, Inc...........................   7,587     54,930
    Compx International, Inc................................   2,522     43,858
    Con-way, Inc............................................  53,807  2,230,300
   *Consolidated Graphics, Inc..............................  11,700    627,003
   *Copart, Inc.............................................  11,279    366,680
    Corporate Executive Board Co. (The).....................   8,386    565,468
    Courier Corp............................................  16,697    259,137
    Covanta Holding Corp.................................... 114,797  2,388,926
   *Covenant Transportation Group, Inc. Class A.............  11,052     70,843
  #*CPI Aerostructures, Inc.................................   6,498     72,843
   *CRA International, Inc..................................  11,485    219,823
    Crane Co................................................  10,086    614,237
    CSX Corp................................................ 154,338  3,829,126
    Cubic Corp..............................................  18,040    911,922
    Cummins, Inc............................................   5,600    678,664
    Curtiss-Wright Corp.....................................  52,171  2,120,229
    Danaher Corp............................................  20,920  1,408,753
    Deere & Co..............................................   6,000    498,420
   *Delta Air Lines, Inc....................................  51,800  1,099,714
   #Deluxe Corp.............................................  16,822    689,870
   *DigitalGlobe, Inc.......................................  41,007  1,328,627
   *Dolan Co. (The).........................................  31,785     80,734
   #Donaldson Co., Inc......................................   2,300     83,375
    Douglas Dynamics, Inc...................................  25,084    360,457
    Dover Corp..............................................  12,776  1,094,137
   *Ducommun, Inc...........................................  11,679    266,748
   #Dun & Bradstreet Corp. (The)............................   4,626    479,392
   *DXP Enterprises, Inc....................................  10,820    746,580
   *Dycom Industries, Inc...................................  35,016    927,224
    Dynamic Materials Corp..................................  14,706    285,149
  #*Eagle Bulk Shipping, Inc................................  14,547     55,861
    Eastern Co. (The).......................................   5,585     93,381
    Eaton Corp. P.L.C.......................................  29,601  2,040,989
  #*Echo Global Logistics, Inc..............................  14,294    311,180
    Ecology and Environment, Inc. Class A...................   2,769     30,210
    EMCOR Group, Inc........................................  62,324  2,572,735
    Encore Wire Corp........................................  22,353    932,344
  #*Energy Recovery, Inc....................................  44,908    196,248

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
   *EnerNOC, Inc...........................................  33,287 $   519,943
    EnerSys, Inc...........................................  46,160   2,442,787
  #*Engility Holdings, Inc.................................  14,970     487,872
    Ennis, Inc.............................................  35,570     659,112
  #*EnPro Industries, Inc..................................  21,572   1,225,937
    EnviroStar, Inc........................................   1,100       1,903
    Equifax, Inc...........................................  11,845     748,959
    ESCO Technologies, Inc.................................  26,275     909,903
    Espey Manufacturing & Electronics Corp.................   3,027      82,940
   *Esterline Technologies Corp............................  33,259   2,708,613
    Exelis, Inc............................................ 102,197   1,510,472
    Expeditors International of Washington, Inc............   2,600     104,832
    Exponent, Inc..........................................  10,060     665,167
   *Federal Signal Corp....................................  64,194     622,682
    FedEx Corp.............................................  21,280   2,255,680
   *Flow International Corp................................  49,798     192,220
    Flowserve Corp.........................................  10,200     578,136
    Fluor Corp.............................................   8,135     508,926
    Fortune Brands Home & Security, Inc....................  32,275   1,333,280
    Forward Air Corp.......................................   7,700     281,589
   *Franklin Covey Co......................................  20,197     325,980
    Franklin Electric Co., Inc.............................  35,544   1,324,369
    FreightCar America, Inc................................  13,112     238,770
   *Frozen Food Express Industries.........................  13,412      28,031
   *FTI Consulting, Inc....................................  45,632   1,700,248
   *Fuel Tech, Inc.........................................  26,879      99,452
   *Furmanite Corp.........................................  39,958     299,285
    G&K Services, Inc. Class A.............................  20,819   1,099,451
    GATX Corp..............................................  50,833   2,296,635
  #*Genco Shipping & Trading, Ltd..........................  42,355      88,098
   *Gencor Industries, Inc.................................   4,926      37,930
  #*GenCorp, Inc...........................................  18,966     332,095
    Generac Holdings, Inc..................................   6,138     266,082
    General Cable Corp.....................................  56,963   1,795,474
    General Dynamics Corp..................................  22,257   1,899,412
    General Electric Co.................................... 856,705  20,877,901
   *Genesee & Wyoming, Inc. Class A........................  19,426   1,741,735
   *Gibraltar Industries, Inc..............................  33,716     519,226
    Global Power Equipment Group, Inc......................  15,083     272,701
   *Goldfield Corp. (The)..................................   9,421      20,255
    Gorman-Rupp Co. (The)..................................  15,385     534,321
   *GP Strategies Corp.....................................  18,640     492,282
   #Graco, Inc.............................................   4,338     302,706
  #*GrafTech International, Ltd............................  65,360     491,507
    Graham Corp............................................   9,534     311,666
    Granite Construction, Inc..............................  40,663   1,230,056
    Great Lakes Dredge & Dock Corp.........................  66,485     511,270
  #*Greenbrier Cos., Inc...................................  29,904     683,905
    Griffon Corp...........................................  68,474     814,841
    H&E Equipment Services, Inc............................  37,311     852,183
    Hardinge, Inc..........................................  13,131     207,732
    Harsco Corp............................................  76,570   1,972,443
  #*Hawaiian Holdings, Inc.................................  57,468     439,056

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Heartland Express, Inc..................................  24,726 $  363,967
   #HEICO Corp..............................................   9,422    535,170
    HEICO Corp. Class A.....................................  20,756    834,806
    Heidrick & Struggles International, Inc.................  19,217    295,557
  #*Heritage-Crystal Clean, Inc.............................   1,954     30,365
    Herman Miller, Inc......................................  11,372    319,667
  #*Hertz Global Holdings, Inc..............................  61,491  1,574,785
   *Hexcel Corp.............................................  22,061    776,768
   *Hill International, Inc.................................  40,646    127,628
    HNI Corp................................................  22,562    859,838
    Honeywell International, Inc............................   1,900    157,662
    Houston Wire & Cable Co.................................  17,435    258,561
   *Hub Group, Inc. Class A.................................  23,276    890,307
    Hubbell, Inc. Class A...................................   1,952    189,334
    Hubbell, Inc. Class B...................................   8,116    871,253
   *Hudson Global, Inc......................................  34,265     81,208
    Huntington Ingalls Industries, Inc......................  14,948    929,467
    Hurco Cos., Inc.........................................   6,280    178,980
   *Huron Consulting Group, Inc.............................  19,115    973,718
    Hyster-Yale Materials Handling, Inc.....................  13,948    906,760
   *ICF International, Inc..................................  21,709    724,864
    IDEX Corp...............................................  20,283  1,209,881
   *IHS, Inc. Class A.......................................   4,370    479,739
   *II-VI, Inc..............................................  37,904    670,143
   #Illinois Tool Works, Inc................................  13,917  1,002,581
    Ingersoll-Rand P.L.C....................................  22,300  1,361,415
  #*InnerWorkings, Inc......................................  36,891    430,887
   *Innotrac Corp...........................................   2,916     10,993
   #Innovative Solutions & Support, Inc.....................  16,826    129,728
    Insperity, Inc..........................................  15,017    496,612
    Insteel Industries, Inc.................................  19,007    319,318
   *Integrated Electrical Services, Inc.....................  12,442     73,283
    Interface, Inc..........................................  26,004    493,816
    International Shipholding Corp..........................   1,100     30,074
    Intersections, Inc......................................  18,573    179,787
    Iron Mountain, Inc......................................  19,147    532,287
    ITT Corp................................................  29,937    935,232
  #*Jacobs Engineering Group, Inc...........................  12,712    752,550
   #JB Hunt Transport Services, Inc.........................   6,000    449,580
   *JetBlue Airways Corp.................................... 326,826  2,137,442
    John Bean Technologies Corp.............................  16,543    392,235
   #Joy Global, Inc.........................................   1,087     53,807
    Kadant, Inc.............................................   1,953     63,941
   #Kaman Corp..............................................  18,841    713,320
    Kansas City Southern....................................  14,629  1,576,275
    KAR Auction Services, Inc...............................  58,679  1,492,794
    Kaydon Corp.............................................  35,076  1,020,010
    KBR, Inc................................................  11,782    368,541
    Kelly Services, Inc. Class A............................  42,300    827,811
    Kelly Services, Inc. Class B............................     700     14,056
    Kennametal, Inc.........................................  22,939    994,176
   *Key Technology, Inc.....................................   5,258     76,136
    Kforce, Inc.............................................  37,672    628,369

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Kimball International, Inc. Class B.....................  30,792 $  338,404
  #*Kirby Corp..............................................  23,203  1,959,725
    Knight Transportation, Inc..............................  76,832  1,303,839
    Knoll, Inc..............................................   9,371    154,809
   *Korn/Ferry International................................  54,689  1,068,076
  #*Kratos Defense & Security Solutions, Inc................  42,194    284,388
    L-3 Communications Holdings, Inc........................  51,064  4,756,612
    Landstar System, Inc....................................   3,029    163,748
    Lawson Products, Inc....................................   8,745    106,077
   *Layne Christensen Co....................................  22,124    428,763
    LB Foster Co. Class A...................................  11,249    522,854
    Lennox International, Inc...............................   6,221    446,792
    Lincoln Electric Holdings, Inc..........................  19,400  1,145,376
   #Lindsay Corp............................................   5,627    422,588
   *LMI Aerospace, Inc......................................  13,707    253,442
    LS Starrett Co. (The) Class A...........................   6,944     72,357
    LSI Industries, Inc.....................................  32,842    267,991
   *Luna Innovations, Inc...................................   3,800      5,016
   *Lydall, Inc.............................................  17,009    264,660
   *Magnetek, Inc...........................................   1,197     21,462
  #*Manitex International, Inc..............................   3,300     38,082
    Manitowoc Co., Inc. (The)...............................  58,740  1,205,932
    Manpowergroup, Inc......................................  58,135  3,887,487
    Marten Transport, Ltd...................................  36,615    628,313
    Masco Corp..............................................  60,333  1,238,033
  #*MasTec, Inc.............................................  75,702  2,498,166
    Mastech Holdings, Inc...................................     793      7,771
    Matson, Inc.............................................  39,825  1,127,844
    McGrath RentCorp........................................  24,586    841,825
   *Meritor, Inc............................................  42,906    348,826
    Met-Pro Corp............................................  15,806    215,752
   *Metalico, Inc...........................................  43,586     63,200
   *Mfri, Inc...............................................   5,730     62,113
    Michael Baker Corp......................................   9,360    378,144
   *Middleby Corp...........................................   6,296  1,126,606
    Miller Industries, Inc..................................  13,234    219,552
    Mine Safety Appliances Co...............................  21,994  1,168,541
   *Mistras Group, Inc......................................  14,894    250,368
   *Mobile Mini, Inc........................................  51,626  1,781,613
   *Moog, Inc. Class A......................................  39,159  2,202,302
   *Moog, Inc. Class B......................................   2,977    168,528
    MSC Industrial Direct Co., Inc. Class A.................   2,891    234,026
    Mueller Industries, Inc.................................  35,636  1,956,060
    Mueller Water Products, Inc. Class A.................... 171,486  1,327,302
    Multi-Color Corp........................................  15,188    525,657
   *MYR Group, Inc..........................................  23,565    509,004
    National Presto Industries, Inc.........................   7,418    549,971
  #*National Technical Systems, Inc.........................  10,048    160,266
   *Navigant Consulting, Inc................................  52,775    708,241
  #*Navistar International Corp.............................   1,380     47,127
   *NCI Building Systems, Inc...............................   1,411     20,008
    NL Industries, Inc......................................  44,564    494,215
    NN, Inc.................................................  18,861    231,990

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Nordson Corp............................................   8,370 $  603,979
    Norfolk Southern Corp...................................  44,444  3,251,523
    Northrop Grumman Corp...................................  17,610  1,621,177
   *Northwest Pipe Co.......................................   9,909    295,288
  #*Ocean Power Technologies, Inc...........................   8,120     12,748
   *Old Dominion Freight Line, Inc..........................  44,451  1,941,620
    Omega Flex, Inc.........................................   4,638     83,530
   *On Assignment, Inc......................................  40,261  1,229,168
   *Orbital Sciences Corp...................................  65,692  1,217,930
   *Orion Energy Systems, Inc...............................  20,365     70,056
   *Orion Marine Group, Inc.................................  21,687    272,606
   *Oshkosh Corp............................................  76,569  3,431,823
   *Owens Corning........................................... 115,475  4,560,108
    PACCAR, Inc.............................................   6,137    345,329
   *Pacer International, Inc................................  39,593    245,081
    Pall Corp...............................................   7,100    496,716
    PAM Transportation Services, Inc........................   8,221     98,405
   *Park-Ohio Holdings Corp.................................  12,584    442,076
    Parker Hannifin Corp....................................   9,014    930,966
   *Patrick Industries, Inc.................................   9,134    227,528
   *Patriot Transportation Holding, Inc.....................   7,423    255,722
   *Pendrell Corp...........................................  45,689    109,654
    Pentair, Ltd............................................  57,632  3,520,163
   *PGT, Inc................................................  41,352    413,520
    Pike Electric Corp......................................  40,043    488,925
   #Pitney Bowes, Inc.......................................   4,400     72,644
   *PMFG, Inc...............................................   6,887     52,341
  #*Polypore International, Inc.............................  11,353    476,713
   *Powell Industries, Inc..................................  12,981    638,665
   *PowerSecure International, Inc..........................  21,567    351,111
    Precision Castparts Corp................................   2,600    576,472
    Preformed Line Products Co..............................   5,844    426,320
    Primoris Services Corp..................................  14,874    309,379
    Providence and Worcester Railroad Co....................   2,562     44,579
   #Quad/Graphics, Inc......................................  12,464    349,491
  #*Quality Distribution, Inc...............................  11,361    119,972
   #Quanex Building Products Corp...........................  35,430    603,019
   *Quanta Services, Inc....................................  99,324  2,662,876
    Raven Industries, Inc...................................  13,629    417,865
    Raytheon Co.............................................  11,993    861,577
   *RBC Bearings, Inc.......................................  13,626    747,522
    RCM Technologies, Inc...................................  10,468     56,737
  #*Real Goods Solar, Inc. Class A..........................   3,465      8,281
    Regal-Beloit Corp.......................................  19,100  1,235,388
   *Republic Airways Holdings, Inc..........................  54,181    743,905
    Republic Services, Inc..................................  61,244  2,076,784
    Resources Connection, Inc...............................  47,834    636,192
   *Roadrunner Transportation Systems, Inc..................  29,953    905,479
    Robert Half International, Inc..........................   1,000     37,240
   #Rockwell Automation, Inc................................   9,200    891,020
    Rollins, Inc............................................  11,475    292,613
    Roper Industries, Inc...................................   9,010  1,134,900
   *RPX Corp................................................  27,962    487,657

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   #RR Donnelley & Sons Co..................................  64,795 $1,230,457
   *Rush Enterprises, Inc. Class A..........................  31,340    780,993
   *Rush Enterprises, Inc. Class B..........................   4,506     97,194
    Ryder System, Inc.......................................  59,222  3,662,289
   *Saia, Inc...............................................  27,022    809,039
    Schawk, Inc.............................................  26,443    364,385
   *Sensata Technologies Holding NV.........................     490     18,414
    Servotronics, Inc.......................................   1,499     11,790
    SIFCO Industries, Inc...................................   4,888     97,760
    Simpson Manufacturing Co., Inc..........................  45,910  1,515,948
    SkyWest, Inc............................................  74,689  1,129,298
    SL Industries, Inc......................................   9,000    261,000
    SmartPros, Ltd..........................................   1,700      2,924
    Snap-on, Inc............................................  22,853  2,167,607
    Southwest Airlines Co................................... 417,610  5,775,546
   *Sparton Corp............................................  10,134    180,081
   *Spirit Aerosystems Holdings, Inc. Class A...............  41,712  1,057,816
   *Spirit Airlines, Inc....................................   1,658     54,797
    SPX Corp................................................  17,868  1,365,294
  #*Standard Parking Corp...................................   8,824    203,129
   *Standard Register Co. (The).............................   5,242     15,569
    Standex International Corp..............................  14,134    834,330
    Stanley Black & Decker, Inc.............................  28,315  2,396,015
    Steelcase, Inc. Class A.................................  69,400  1,057,656
   *Stericycle, Inc.........................................   2,600    301,444
   *Sterling Construction Co., Inc..........................  16,504    162,069
    Sun Hydraulics Corp.....................................  12,252    385,325
   *Supreme Industries, Inc. Class A........................   9,289     52,204
   *Swift Transportation Co.................................  18,434    328,863
    Sypris Solutions, Inc...................................  17,625     57,105
   #TAL International Group, Inc............................  32,292  1,299,753
   *Taser International, Inc................................  53,936    478,952
   *Team, Inc...............................................  17,397    681,788
   *Tecumseh Products Co. Class A...........................  13,430    154,176
   *Tecumseh Products Co. Class B...........................   2,690     29,940
   *Teledyne Technologies, Inc..............................  20,382  1,634,025
    Tennant Co..............................................   8,685    448,146
   *Terex Corp.............................................. 100,493  2,962,534
   *Tetra Tech, Inc.........................................  62,024  1,463,766
   #Textainer Group Holdings, Ltd...........................  51,126  1,809,349
    Textron, Inc............................................  27,184    744,298
    Timken Co...............................................  13,113    766,061
    Titan International, Inc................................  37,195    641,242
  #*Titan Machinery, Inc....................................  23,132    441,590
    TMS International Corp. Class A.........................     931     15,241
    Toro Co. (The)..........................................   7,800    384,384
    Towers Watson & Co. Class A.............................   5,900    496,957
    TransDigm Group, Inc....................................   4,939    714,130
   *TRC Cos., Inc...........................................  17,318    143,739
  #*Trex Co., Inc...........................................   5,842    276,560
   *Trimas Corp.............................................  27,964  1,035,507
   #Trinity Industries, Inc.................................  77,500  3,051,175
    Triumph Group, Inc......................................  28,344  2,223,870

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *TrueBlue, Inc.........................................  43,153 $  1,152,185
   *Tufco Technologies, Inc...............................   2,000       12,000
   *Tutor Perini Corp.....................................  52,699    1,042,386
    Twin Disc, Inc........................................  16,100      402,178
    Tyco International, Ltd...............................  33,704    1,173,236
   *Ultralife Corp........................................  16,511       57,458
    UniFirst Corp.........................................  14,392    1,410,704
    Union Pacific Corp....................................  34,880    5,531,619
  #*United Continental Holdings, Inc......................  31,535    1,098,995
  #*United Rentals, Inc...................................  42,810    2,453,869
   #United Stationers, Inc................................  39,596    1,638,878
    United Technologies Corp..............................  20,727    2,188,149
  #*UniTek Global Services, Inc...........................   2,748        4,699
    Universal Forest Products, Inc........................  23,626      974,573
   *Universal Power Group, Inc............................   2,111        3,525
   *Universal Security Instruments, Inc...................   1,213        6,477
   *Universal Truckload Services, Inc.....................  16,084      443,436
    URS Corp..............................................  78,824    3,665,316
  #*US Airways Group, Inc.................................  40,944      792,266
    US Ecology, Inc.......................................  15,365      469,708
   *USA Truck, Inc........................................  12,082       75,029
  #*USG Corp..............................................  53,224    1,337,519
    UTi Worldwide, Inc.................................... 104,131    1,718,162
    Valmont Industries, Inc...............................   5,100      712,164
   *Versar, Inc...........................................   7,645       40,289
    Viad Corp.............................................  23,700      569,985
   *Vicor Corp............................................  23,646      196,025
   *Virco Manufacturing Corp..............................  21,636       52,359
   *Volt Information Sciences, Inc........................  24,400      170,800
    VSE Corp..............................................   5,353      231,678
   *Wabash National Corp..................................   4,300       46,139
   *WABCO Holdings, Inc...................................   8,200      648,292
    Wabtec Corp...........................................  11,888      690,217
   #Waste Connections, Inc................................  35,628    1,541,267
    Waste Management, Inc.................................  15,718      660,628
    Watsco, Inc...........................................   6,710      626,379
    Watsco, Inc. Class B..................................   1,205      112,728
    Watts Water Technologies, Inc. Class A................  30,800    1,610,224
   #Werner Enterprises, Inc...............................  72,968    1,755,610
   *Wesco Aircraft Holdings, Inc..........................  20,367      398,582
  #*WESCO International, Inc..............................  26,617    2,017,036
   *Willdan Group, Inc....................................   5,554       15,940
   *Willis Lease Finance Corp.............................   8,183      116,526
    Woodward, Inc.........................................   8,559      350,234
    WW Grainger, Inc......................................   3,802      996,656
  #*XPO Logistics, Inc....................................  17,219      421,177
    Xylem, Inc............................................  16,981      423,336
                                                                   ------------
Total Industrials.........................................          367,658,998
                                                                   ------------
Information Technology -- (11.2%)
  #*3D Systems Corp.......................................  49,813    2,352,668
   *Accelrys, Inc.........................................  60,377      527,091
   *ACI Worldwide, Inc....................................  12,252      580,132

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Activision Blizzard, Inc................................  67,323 $1,210,468
   *Actuate Corp............................................  44,926    331,554
   *Acxiom Corp.............................................  75,579  1,947,671
   *ADDvantage Technologies Group, Inc......................   7,160     18,473
   *Adobe Systems, Inc......................................  18,269    863,758
   #ADTRAN, Inc.............................................  19,615    518,424
   *Advanced Energy Industries, Inc.........................  42,574    922,153
  #*Advanced Micro Devices, Inc.............................  51,208    193,054
   *Advanced Photonix, Inc. Class A.........................   3,200      1,952
    Advent Software, Inc....................................  10,240    301,363
   *Aehr Test Systems.......................................   2,692      4,146
   *Aeroflex Holding Corp...................................   3,675     27,636
   *Aetrium, Inc............................................   6,505      3,057
   *Agilysys, Inc...........................................  23,700    274,683
   *Akamai Technologies, Inc................................   5,673    267,766
   *Alliance Data Systems Corp..............................   2,000    395,560
   *Alpha & Omega Semiconductor, Ltd........................   5,202     39,795
    Altera Corp.............................................  14,759    524,830
    Amdocs, Ltd.............................................  14,311    550,544
    American Software, Inc. Class A.........................  24,803    224,715
   *Amkor Technology, Inc................................... 170,484    719,442
    Amphenol Corp. Class A..................................   8,590    674,830
   *Amtech Systems, Inc.....................................   8,142     55,773
   *ANADIGICS, Inc..........................................  86,065    185,040
    Analog Devices, Inc.....................................  16,533    816,069
   *Analysts International Corp.............................   5,658     22,010
   *Anaren, Inc.............................................  15,344    359,203
   *Anixter International, Inc..............................  15,883  1,318,924
   *ANSYS, Inc..............................................   6,005    479,439
    AOL, Inc................................................  91,685  3,377,675
    Applied Materials, Inc..................................  89,479  1,459,403
  #*Applied Micro Circuits Corp.............................  68,408    812,003
   *ARRIS Group, Inc........................................ 120,339  1,809,899
   *Arrow Electronics, Inc.................................. 112,721  5,145,714
   *Aruba Networks, Inc.....................................  10,142    180,325
  #*AsiaInfo-Linkage, Inc...................................  49,518    576,885
   *Aspen Technology, Inc...................................   7,189    233,930
    Astro-Med, Inc..........................................   7,311     83,126
  #*Atmel Corp..............................................  54,133    427,651
   *ATMI, Inc...............................................  35,894    891,966
   *Autobytel, Inc..........................................   2,224     11,965
   *Autodesk, Inc...........................................   5,337    188,876
    Avago Technologies, Ltd.................................  11,223    411,660
  #*AVG Technologies NV.....................................   1,849     41,233
   *Aviat Networks, Inc.....................................  63,193    167,461
   *Avid Technology, Inc....................................  43,600    259,856
   *Avnet, Inc.............................................. 101,470  3,822,375
    AVX Corp................................................ 120,148  1,536,693
    Aware, Inc..............................................  18,447     91,128
   *Axcelis Technologies, Inc...............................  96,201    209,718
   *AXT, Inc................................................  32,748     91,694
    Badger Meter, Inc.......................................   9,967    474,828
   *Bankrate, Inc...........................................  31,958    573,007

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class A..................................   3,300 $   51,398
    Bel Fuse, Inc. Class B..................................   9,614    150,459
   *Benchmark Electronics, Inc..............................  77,718  1,719,122
    Black Box Corp..........................................  25,515    690,436
   #Blackbaud, Inc..........................................  15,029    527,368
   *Blucora, Inc............................................  44,670    893,400
   *BMC Software, Inc.......................................   5,400    248,238
    Booz Allen Hamilton Holding Corp........................   3,162     67,604
   *Bottomline Technologies de, Inc.........................  22,107    642,650
    Broadcom Corp. Class A..................................   3,000     82,710
   #Broadridge Financial Solutions, Inc.....................   8,165    236,295
  #*BroadVision, Inc........................................   4,752     44,194
   *Brocade Communications Systems, Inc..................... 447,964  2,983,440
    Brooks Automation, Inc..................................  74,222    728,860
   *Bsquare Corp............................................   8,148     22,733
   *BTU International, Inc..................................   6,833     18,791
    CA, Inc.................................................  12,587    374,337
   *Cabot Microelectronics Corp.............................  21,805    806,349
   *CACI International, Inc. Class A........................  29,488  1,958,003
  #*Cadence Design Systems, Inc.............................  24,600    358,668
   *CalAmp Corp.............................................  10,864    166,762
   *Calix, Inc..............................................  53,338    622,988
   *Cardtronics, Inc........................................   9,557    281,549
   *Cascade Microtech, Inc..................................  12,931     90,646
   #Cass Information Systems, Inc...........................  10,842    598,587
   *Ceva, Inc...............................................  20,276    369,631
   *Checkpoint Systems, Inc.................................  44,675    768,410
   *China Information Technology, Inc.......................   2,969      9,293
   *ChyronHego Corp.........................................   2,300      3,473
   *CIBER, Inc..............................................  92,440    336,482
  #*Cirrus Logic, Inc.......................................  12,066    232,632
    Cisco Systems, Inc...................................... 199,255  5,090,965
   *Citrix Systems, Inc.....................................   5,800    417,716
   *Clearfield, Inc.........................................   8,316     90,395
    Cognex Corp.............................................  31,347  1,664,839
  #*Cogo Group, Inc.........................................   9,130     20,816
    Coherent, Inc...........................................  22,020  1,248,094
    Cohu, Inc...............................................  26,029    307,142
    Communications Systems, Inc.............................  13,122    139,093
   *CommVault Systems, Inc..................................   5,207    439,627
    Computer Sciences Corp..................................  24,516  1,168,433
    Computer Task Group, Inc................................  16,515    307,179
    Compuware Corp.......................................... 114,697  1,300,664
   *comScore, Inc...........................................   7,079    205,008
    Comtech Telecommunications Corp.........................  24,798    671,530
   *Comverse, Inc...........................................      22        689
  #*Concur Technologies, Inc................................   4,757    422,850
    Concurrent Computer Corp................................   7,430     60,480
   *Constant Contact, Inc...................................   2,301     44,156
   #Convergys Corp.......................................... 126,940  2,402,974
   *CoreLogic, Inc.......................................... 102,327  2,854,923
    Corning, Inc............................................ 232,366  3,529,640
   *CoStar Group, Inc.......................................   8,795  1,376,857

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Cray, Inc...............................................  39,804 $  922,259
  #*Cree, Inc...............................................  68,311  4,774,939
    Crexendo, Inc...........................................   6,718     21,162
    CSG Systems International, Inc..........................  36,325    860,176
    CSP, Inc................................................   2,269     19,808
    CTS Corp................................................  39,077    549,032
   *CyberOptics Corp........................................   7,973     47,758
   #Cypress Semiconductor Corp..............................   7,184     91,740
    Daktronics, Inc.........................................  41,222    448,495
   *Datalink Corp...........................................  16,974    221,001
   *Dataram Corp............................................   1,316      4,093
   *Dealertrack Technologies, Inc...........................  38,086  1,424,416
  #*Demand Media, Inc.......................................  24,294    158,883
  #*Dice Holdings, Inc......................................  63,896    553,978
   #Diebold, Inc............................................  31,432  1,026,569
   *Digi International, Inc.................................  26,868    266,799
    Digimarc Corp...........................................   5,363    112,569
   *Digital River, Inc......................................  34,557    587,123
   *Diodes, Inc.............................................  42,436  1,163,171
   *Dot Hill Systems Corp...................................  51,635    146,643
   *DSP Group, Inc..........................................  22,785    169,748
    DST Systems, Inc........................................  11,104    777,613
   *DTS, Inc................................................  11,696    264,797
   *Dynamics Research Corp..................................   9,728     54,769
    EarthLink, Inc.......................................... 116,896    732,938
   *eBay, Inc...............................................  38,237  1,976,471
   #Ebix, Inc...............................................  29,521    342,444
  #*Echelon Corp............................................  10,191     22,930
   *EchoStar Corp. Class A..................................  38,899  1,554,404
   *Edgewater Technology, Inc...............................   8,479     52,146
   *Elecsys Corp............................................   1,496      9,642
    Electro Rent Corp.......................................  26,078    466,275
    Electro Scientific Industries, Inc......................  33,107    375,764
   *Electronic Arts, Inc....................................  19,023    496,881
   *Electronics for Imaging, Inc............................  45,192  1,357,116
  #*Ellie Mae, Inc..........................................   2,429     57,203
    eMagin Corp.............................................  11,664     42,690
    EMC Corp................................................  65,000  1,699,750
  #*Emcore Corp.............................................  26,656    112,222
   *Emulex Corp.............................................  95,642    766,092
   *Entegris, Inc........................................... 161,194  1,536,179
   *Entropic Communications, Inc............................  89,440    396,219
   *Envestnet, Inc..........................................   3,782     94,134
    EPIQ Systems, Inc.......................................  38,573    501,835
    ePlus, Inc..............................................   8,798    558,585
  #*Equinix, Inc............................................   3,982    714,172
   *Euronet Worldwide, Inc..................................  48,710  1,793,015
   *Exar Corp...............................................  52,119    678,068
   *ExlService Holdings, Inc................................  22,179    621,012
   *Extreme Networks........................................ 102,706    444,717
   *F5 Networks, Inc........................................   3,400    298,384
   *Fabrinet................................................  22,453    332,529
   #FactSet Research Systems, Inc...........................   1,700    185,606

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Fair Isaac Corp.........................................  37,239 $1,860,460
   *Fairchild Semiconductor International, Inc.............. 151,838  1,916,196
   *FalconStor Software, Inc................................  29,232     29,817
   *FARO Technologies, Inc..................................  15,031    552,089
    FEI Co..................................................  31,280  2,422,636
    Fidelity National Information Services, Inc............. 150,228  6,483,840
   *Finisar Corp............................................  60,798  1,175,225
   *First Solar, Inc........................................  86,945  4,281,172
   *Fiserv, Inc.............................................  12,226  1,176,630
    FLIR Systems, Inc.......................................  15,627    507,409
   *FormFactor, Inc.........................................  52,280    380,076
    Forrester Research, Inc.................................  14,149    496,347
    Frequency Electronics, Inc..............................   8,185     87,007
  #*Gartner, Inc............................................   8,459    507,625
    Genpact, Ltd............................................   6,410    130,700
   *GigOptix, Inc...........................................   3,278      4,196
   *Global Cash Access Holdings, Inc........................  64,020    447,500
    Global Payments, Inc....................................   5,500    254,705
   #Globalscape, Inc........................................   2,198      3,956
   *Globecomm Systems, Inc..................................  26,305    381,159
   *GSE Systems, Inc........................................  26,843     47,512
   *GSI Group, Inc..........................................  36,710    308,731
   *GSI Technology, Inc.....................................  27,206    189,082
  #*GT Advanced Technologies, Inc...........................  24,000    124,560
  #*Guidance Software, Inc..................................   9,803     89,894
    Hackett Group, Inc. (The)...............................  41,738    232,063
   *Harmonic, Inc........................................... 120,507    923,084
    Harris Corp.............................................   9,532    543,991
   *Hauppauge Digital, Inc..................................   7,708      5,241
   #Heartland Payment Systems, Inc..........................   6,699    249,940
    Hewlett-Packard Co...................................... 236,991  6,085,929
  #*Hittite Microwave Corp..................................   9,389    586,625
   *Hutchinson Technology, Inc..............................  26,139     89,657
    IAC/InterActiveCorp..................................... 115,491  5,845,000
   *ID Systems, Inc.........................................  11,992     60,200
   *Identive Group, Inc.....................................  42,924     32,794
   *IEC Electronics Corp....................................   7,468     25,317
   *iGATE Corp..............................................  30,663    714,755
  #*iGO, Inc................................................   2,153      7,815
   *Ikanos Communications, Inc..............................   8,330     10,662
   *Imation Corp............................................  39,287    183,863
   *Immersion Corp..........................................  23,609    338,553
   *Infinera Corp...........................................  82,316    898,068
   *Informatica Corp........................................   6,484    247,494
   *Ingram Micro, Inc. Class A.............................. 149,359  3,409,866
   *Innodata, Inc...........................................  21,458     57,937
   *Inphi Corp..............................................  18,381    214,322
   *Insight Enterprises, Inc................................  68,222  1,459,269
   *Integrated Device Technology, Inc....................... 187,332  1,687,861
   *Integrated Silicon Solution, Inc........................  28,968    346,747
   #Intel Corp.............................................. 169,616  3,952,053
   *Intellicheck Mobilisa, Inc..............................   2,300      1,794
   *Interactive Intelligence Group, Inc.....................   7,937    450,822

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    InterDigital, Inc.......................................   3,715 $  147,597
   *Intermec, Inc...........................................  51,340    509,806
   *Internap Network Services Corp..........................  55,781    454,615
   *International Rectifier Corp............................  78,368  1,889,452
   *Interphase Corp.........................................   4,200     21,588
    Intersil Corp. Class A.................................. 140,901  1,438,599
    inTEST Corp.............................................   2,202      8,764
   *Intevac, Inc............................................  24,856    158,333
   *IntraLinks Holdings, Inc................................  13,278    126,141
   *IntriCon Corp...........................................   6,777     26,227
    Intuit, Inc.............................................   6,400    409,088
   *Inuvo, Inc..............................................   3,127      2,720
   #IPG Photonics Corp......................................  11,861    722,335
   *Iteris, Inc.............................................  13,000     23,270
  #*Itron, Inc..............................................  34,883  1,504,155
   *Ixia....................................................  55,569    772,409
    IXYS Corp...............................................  35,507    399,099
   #j2 Global, Inc..........................................  25,250  1,155,693
    Jabil Circuit, Inc......................................  27,055    621,994
    Jack Henry & Associates, Inc............................  10,749    519,177
  #*JDS Uniphase Corp.......................................  26,000    381,420
   *Juniper Networks, Inc...................................  64,408  1,395,721
   *Kemet Corp..............................................  49,217    214,586
   *Key Tronic Corp.........................................  11,045    125,250
    Keynote Systems, Inc....................................  18,043    359,597
    KLA-Tencor Corp.........................................   9,600    562,848
   *Kopin Corp..............................................  75,094    278,599
   *Kulicke & Soffa Industries, Inc.........................  81,969    956,578
   *KVH Industries, Inc.....................................  18,537    259,333
   *Lam Research Corp.......................................  47,402  2,333,126
   *Lattice Semiconductor Corp.............................. 128,936    665,310
    Lender Processing Services, Inc.........................   8,446    276,015
   #Lexmark International, Inc. Class A.....................  65,641  2,460,881
   *LGL Group, Inc. (The)...................................   1,300      8,008
   *Limelight Networks, Inc.................................  99,614    239,074
   #Linear Technology Corp..................................   3,740    151,694
   *Lionbridge Technologies, Inc............................  26,308     87,079
  #*Liquidity Services, Inc.................................   1,243     35,426
    Littelfuse, Inc.........................................  14,744  1,179,373
   *LoJack Corp.............................................  26,126     87,000
   *LSI Corp................................................  52,348    407,267
   *LTX-Credence Corp.......................................  52,295    280,301
   *Magnachip Semiconductor Corp............................  39,632    814,834
   *Management Network Group, Inc...........................   1,166      3,440
   *Manhattan Associates, Inc...............................   8,910    787,109
   #ManTech International Corp. Class A.....................  26,394    779,679
    Marchex, Inc. Class B...................................  28,607    174,503
   *Market Leader, Inc......................................  17,101    200,253
    Marvell Technology Group, Ltd........................... 204,557  2,653,104
   *Mattersight Corp........................................   2,773      7,764
   *Mattson Technology, Inc.................................  53,844    120,611
    Maxim Integrated Products, Inc..........................  16,551    473,359
    MAXIMUS, Inc............................................  36,062  1,356,292

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  #*MaxLinear, Inc. Class A.................................   5,160 $   35,759
   *Maxwell Technologies, Inc...............................  21,310    168,988
   *Measurement Specialties, Inc............................  15,274    760,340
   *MEMSIC, Inc.............................................  20,812     86,578
    Mentor Graphics Corp.................................... 115,618  2,373,638
   *Mercury Systems, Inc....................................  33,998    315,501
    Mesa Laboratories, Inc..................................   2,579    168,306
    Methode Electronics, Inc................................  42,014    793,644
    Micrel, Inc.............................................  58,395    619,571
   #Microchip Technology, Inc...............................  12,600    500,724
   *Micron Technology, Inc.................................. 569,578  7,546,909
  #*MICROS Systems, Inc.....................................   7,720    376,196
   *Microsemi Corp..........................................  83,904  2,069,073
  #*Mindspeed Technologies, Inc.............................  39,726    121,959
    MKS Instruments, Inc....................................  58,355  1,582,588
    MOCON, Inc..............................................   7,200    103,032
   *ModusLink Global Solutions, Inc.........................  41,970    130,527
   #Molex, Inc..............................................   5,274    157,323
    Molex, Inc. Class A.....................................  21,424    537,314
   *MoneyGram International, Inc............................   3,282     71,252
    Monolithic Power Systems, Inc...........................  32,469    850,038
    Monotype Imaging Holdings, Inc..........................  34,236    839,809
  #*Monster Worldwide, Inc.................................. 108,437    620,260
  #*MoSys, Inc..............................................  31,727    130,398
    Motorola Solutions, Inc.................................   9,075    497,582
   *Move, Inc...............................................  21,403    297,288
    MTS Systems Corp........................................  11,683    736,613
   *Multi-Fineline Electronix, Inc..........................  22,775    344,358
   *Nanometrics, Inc........................................  21,530    330,701
   *NAPCO Security Technologies, Inc........................  11,790     60,129
    National Instruments Corp...............................  11,250    317,138
  #*Navarre Corp............................................  27,494     85,506
   *NCI, Inc. Class A.......................................   7,471     33,844
   *NCR Corp................................................  22,900    824,400
   *NeoPhotonics Corp.......................................   3,057     26,840
    NetApp, Inc.............................................   1,200     49,344
   *NETGEAR, Inc............................................  33,758  1,006,326
   *Netlist, Inc............................................  10,407      9,887
   *Netscout Systems, Inc...................................  26,955    715,116
  #*NetSuite, Inc...........................................   4,884    458,559
  #*NeuStar, Inc. Class A...................................   7,297    409,216
   *Newport Corp............................................  44,162    646,973
    NIC, Inc................................................  15,484    285,215
   *Novatel Wireless, Inc...................................  35,368    149,960
   *Nuance Communications, Inc..............................  22,798    427,690
   *Numerex Corp. Class A...................................   5,996     64,757
   #NVIDIA Corp.............................................  38,551    556,291
  #*Oclaro, Inc.............................................  74,291     88,406
   *Official Payments Holdings, Inc.........................  16,383    117,138
   *OmniVision Technologies, Inc............................  60,381    981,795
  #*ON Semiconductor Corp...................................  56,713    467,315
  #*Onvia, Inc..............................................     700      3,773
   *Oplink Communications, Inc..............................  26,521    534,398

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Optical Cable Corp......................................   6,626 $   28,492
   *OSI Systems, Inc........................................  17,352  1,221,407
   *PAR Technology Corp.....................................  12,088     50,770
    Park Electrochemical Corp...............................  21,825    593,640
  #*Parkervision, Inc.......................................   2,838     12,544
    PC Connection, Inc......................................  27,310    463,178
    PC-Tel, Inc.............................................  23,419    225,993
   *PCM, Inc................................................  12,900    129,516
   *PDF Solutions, Inc......................................  21,746    446,228
    Perceptron, Inc.........................................   8,515     67,609
   *Perficient, Inc.........................................  33,857    462,148
   *Performance Technologies, Inc...........................  10,667     14,667
   *Pericom Semiconductor Corp..............................  26,855    205,441
   *Photronics, Inc.........................................  68,273    522,288
   *Pixelworks, Inc.........................................  12,700     42,672
   *Planar Systems, Inc.....................................  16,655     31,311
    Plantronics, Inc........................................  28,049  1,303,998
   *Plexus Corp.............................................  33,917  1,186,077
   *PLX Technology, Inc.....................................  39,372    215,759
   *PMC - Sierra, Inc....................................... 223,400  1,475,557
   *Polycom, Inc............................................ 116,049  1,109,428
    Power Integrations, Inc.................................  14,548    802,322
   *PRGX Global, Inc........................................  23,205    143,871
  #*Procera Networks, Inc...................................   2,338     34,883
   *Progress Software Corp..................................  45,735  1,170,359
   *PROS Holdings, Inc......................................   8,096    265,711
   *PTC, Inc................................................  13,187    357,104
  #*Pulse Electronics Corp..................................     600      2,382
    QAD, Inc. Class A.......................................   8,223    104,925
    QAD, Inc. Class B.......................................   2,342     26,933
   *QLogic Corp.............................................  88,244    971,566
    QUALCOMM, Inc...........................................   1,946    125,614
   *Qualstar Corp...........................................   6,493      9,610
  #*Quantum Corp............................................  51,697     82,715
  #*QuickLogic Corp.........................................  10,134     28,071
  #*Rackspace Hosting, Inc..................................     600     27,174
   *Radisys Corp............................................  29,188    120,546
   *Rainmaker Systems, Inc..................................   3,113      1,214
   *Rambus, Inc.............................................  58,577    571,126
   *RealNetworks, Inc.......................................  37,272    293,331
   *Red Hat, Inc............................................   6,300    326,151
   *Reis, Inc...............................................  11,179    205,694
   *Relm Wireless Corp......................................   7,900     31,600
  #*Remark Media, Inc.......................................     844      2,464
   *Responsys, Inc..........................................  18,021    261,124
    RF Industries, Ltd......................................   7,730     47,385
   *RF Micro Devices, Inc................................... 250,701  1,301,138
    Richardson Electronics, Ltd.............................  15,984    179,660
    Rimage Corp.............................................  10,312     93,014
  #*Riverbed Technology, Inc................................  14,550    227,562
   *Rofin-Sinar Technologies, Inc...........................  27,404    633,306
   *Rogers Corp.............................................  14,600    812,052
   *Rosetta Stone, Inc......................................  23,564    385,036

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Rovi Corp...............................................  21,496 $  484,305
  #*Rubicon Technology, Inc.................................  18,870    158,885
   *Rudolph Technologies, Inc...............................  36,006    444,674
   *Saba Software, Inc......................................  13,285    132,850
   #SAIC, Inc...............................................  53,133    812,404
   *SanDisk Corp............................................  34,190  1,884,553
   *Sanmina Corp............................................  90,819  1,494,881
   *Sapient Corp............................................  26,378    361,642
   *ScanSource, Inc.........................................  28,724  1,022,862
   *Scientific Learning Corp................................   3,710      1,855
   *Seachange International, Inc............................  38,662    455,438
    Seagate Technology P.L.C................................  21,998    899,938
   *Selectica, Inc..........................................     628      5,288
   *Semtech Corp............................................  41,469  1,254,437
  #*ServiceSource International, Inc........................   3,531     37,676
   *Sevcon, Inc.............................................   1,971     10,200
   *ShoreTel, Inc...........................................  40,947    159,284
   *Sigma Designs, Inc......................................  33,056    172,552
   *Silicon Graphics International Corp.....................  28,598    538,214
   *Silicon Image, Inc......................................  78,853    451,828
   *Silicon Laboratories, Inc...............................  20,030    782,372
   *Skyworks Solutions, Inc.................................  19,800    475,596
   *Smith Micro Software, Inc...............................  38,073     43,784
   *SMTC Corp...............................................   4,872      9,257
  #*SolarWinds, Inc.........................................  12,382    439,437
   #Solera Holdings, Inc....................................   6,600    375,606
  #*Sonus Networks, Inc..................................... 276,853    946,837
   *Sourcefire, Inc.........................................     443     33,415
   *Spansion, Inc. Class A..................................  62,265    734,727
   *Spark Networks, Inc.....................................  10,005     82,841
   *SS&C Technologies Holdings, Inc.........................  71,765  2,567,752
   *Stamps.com, Inc.........................................  12,830    511,404
   *StarTek, Inc............................................  15,566     82,967
   *STEC, Inc...............................................  50,668    343,022
  #*Stratasys, Ltd..........................................  14,377  1,274,521
  #*SunEdison, Inc.......................................... 206,218  2,078,677
  #*SunPower Corp........................................... 136,646  3,778,262
   *Super Micro Computer, Inc...............................  33,098    383,606
    Supertex, Inc...........................................  12,713    341,725
   *support.com, Inc........................................  47,103    237,870
   *Sykes Enterprises, Inc..................................  45,727    802,966
    Symantec Corp...........................................  22,610    603,235
   *Symmetricom, Inc........................................  47,469    243,991
   *Synaptics, Inc..........................................  17,683    707,320
   *SYNNEX Corp.............................................  42,692  2,114,108
   *Synopsys, Inc...........................................  31,373  1,162,056
    Syntel, Inc.............................................   4,100    294,298
  #*Take-Two Interactive Software, Inc......................  56,803    995,757
    TE Connectivity, Ltd....................................  20,820  1,062,653
   *Tech Data Corp..........................................  51,682  2,653,354
   *TechTarget, Inc.........................................  31,702    170,874
   *TeleCommunication Systems, Inc. Class A.................  58,380    157,626
   *Telenav, Inc............................................  43,915    269,199

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *TeleTech Holdings, Inc..................................  34,566 $  865,878
    Tellabs, Inc............................................ 383,621    859,311
  #*Teradata Corp...........................................   2,900    171,448
  #*Teradyne, Inc...........................................  73,504  1,212,081
    Tessco Technologies, Inc................................  10,869    348,243
    Tessera Technologies, Inc...............................  58,211  1,168,295
    TheStreet, Inc..........................................  29,582     59,460
  #*TIBCO Software, Inc.....................................  10,754    268,205
    Total System Services, Inc..............................  13,567    371,871
    Transact Technologies, Inc..............................   7,182     65,284
  #*Trimble Navigation, Ltd.................................  14,440    412,118
   *Trio Tech International.................................   2,616      9,444
   *TriQuint Semiconductor, Inc............................. 183,190  1,463,688
    TSR, Inc................................................     722      2,238
   *TTM Technologies, Inc...................................  87,884    812,048
   *Tyler Technologies, Inc.................................  14,547  1,085,497
   *Ultimate Software Group, Inc............................   2,149    290,760
   *Ultra Clean Holdings....................................  21,168    146,694
   *Ultratech, Inc..........................................  21,900    639,918
   *Unisys Corp.............................................  11,891    308,453
    United Online, Inc...................................... 102,987    836,254
   *Unwired Planet, Inc.....................................  66,528    135,052
  #*USA Technologies, Inc...................................   1,583      3,277
   *UTStarcom Holdings Corp.................................  13,432     37,072
  #*ValueClick, Inc.........................................  48,025  1,173,731
  #*Veeco Instruments, Inc..................................  37,673  1,309,513
  #*VeriFone Systems, Inc...................................  12,455    237,517
   *Verint Systems, Inc.....................................   6,025    215,575
  #*VeriSign, Inc...........................................   7,900    377,936
  #*ViaSat, Inc.............................................  24,715  1,650,715
   *Viasystems Group, Inc...................................   8,285    123,032
   *Vicon Industries, Inc...................................   1,600      4,208
   *Video Display Corp......................................   6,495     24,746
   *Virtusa Corp............................................  30,447    784,924
    Visa, Inc. Class A......................................  37,703  6,673,808
  #*Vishay Intertechnology, Inc............................. 169,836  2,443,940
   *Vishay Precision Group, Inc.............................  17,886    290,111
  #*VistaPrint NV...........................................   7,396    377,048
   *Volterra Semiconductor Corp.............................  10,258    154,588
  #*Vringo, Inc.............................................     900      2,835
    Wayside Technology Group, Inc...........................   4,672     58,353
   *Web.com Group, Inc......................................  29,853    775,581
   *WebMD Health Corp.......................................   1,939     64,006
   *Westell Technologies, Inc. Class A......................  54,239    140,479
    Western Digital Corp.................................... 122,881  7,911,079
   *WEX, Inc................................................  15,860  1,378,868
  #*WPCS International, Inc.................................     400      1,192
    Xerox Corp.............................................. 731,469  7,095,249
    Xilinx, Inc.............................................  17,283    806,943
   *XO Group, Inc...........................................  33,845    404,786
    Xyratex, Ltd............................................  32,545    350,835
   *Yahoo!, Inc.............................................  90,899  2,553,353
   *Zebra Technologies Corp. Class A........................   9,249    427,026

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Zix Corp..............................................  31,988 $    143,946
   *Zygo Corp.............................................  17,042      267,048
  #*Zynga, Inc. Class A................................... 183,162      545,823
                                                                   ------------
Total Information Technology..............................          334,701,493
                                                                   ------------
Materials -- (5.3%)
    A Schulman, Inc.......................................  32,206      863,121
   *AEP Industries, Inc...................................   5,480      442,236
    Air Products & Chemicals, Inc.........................   6,000      651,840
    Airgas, Inc...........................................   7,100      732,791
    Albemarle Corp........................................  12,074      748,709
   #Alcoa, Inc............................................ 485,301    3,858,143
   #Allegheny Technologies, Inc........................... 102,067    2,813,987
  #*Allied Nevada Gold Corp...............................   2,500       16,675
   *AM Castle & Co........................................  25,873      440,358
    AMCOL International Corp..............................  19,758      693,111
   *American Biltrite, Inc................................      22        9,108
   *American Pacific Corp.................................   6,493      236,150
    American Vanguard Corp................................  28,100      693,789
   #Aptargroup, Inc.......................................  13,500      788,265
   *Arabian American Development Co.......................  16,186      144,703
    Ashland, Inc..........................................  54,786    4,757,616
    Axiall Corp...........................................  33,004    1,454,816
    Balchem Corp..........................................   8,962      445,949
    Ball Corp.............................................  12,700      568,833
   #Bemis Co., Inc........................................  49,227    2,027,660
    Boise, Inc............................................ 119,665    1,088,951
    Buckeye Technologies, Inc.............................  34,477    1,283,234
   #Cabot Corp............................................  61,093    2,506,035
  #*Calgon Carbon Corp....................................  37,204      667,068
   #Carpenter Technology Corp.............................  14,069      735,527
   #Celanese Corp. Series A...............................     501       24,078
   *Century Aluminum Co...................................  99,965      838,706
    CF Industries Holdings, Inc...........................   2,563      502,374
    Chase Corp............................................   8,818      244,700
   *Chemtura Corp.........................................  93,611    2,093,142
   *Clearwater Paper Corp.................................  22,678    1,109,408
   #Cliffs Natural Resources, Inc.........................  10,161      198,241
   *Coeur d'Alene Mines Corp.............................. 100,299    1,345,010
    Commercial Metals Co.................................. 134,148    2,077,953
   #Compass Minerals International, Inc...................   3,600      272,160
  #*Contango ORE, Inc.....................................   1,008        8,568
   *Continental Materials Corp............................      73        1,187
   *Core Molding Technologies, Inc........................   8,483       78,298
   *Crown Holdings, Inc...................................   6,500      284,895
    Cytec Industries, Inc.................................  44,664    3,479,326
    Deltic Timber Corp....................................   6,776      408,796
    Domtar Corp...........................................  36,566    2,541,703
    Dow Chemical Co. (The)................................  88,875    3,114,180
    Eagle Materials, Inc..................................  35,734    2,411,330
    Eastman Chemical Co...................................  14,287    1,149,103
    Ecolab, Inc...........................................   9,795      902,511
    EI du Pont de Nemours & Co............................   1,400       80,766

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
   *Ferro Corp..............................................  93,371 $  609,713
   *Flotek Industries, Inc..................................   3,249     63,615
   #FMC Corp................................................  10,200    674,832
    Freeport-McMoRan Copper & Gold, Inc.....................  71,110  2,010,991
    Friedman Industries, Inc................................  10,403    102,574
    FutureFuel Corp.........................................  36,145    570,730
  #*General Moly, Inc.......................................  85,417    160,584
    Globe Specialty Metals, Inc.............................  12,895    153,837
  #*Golden Minerals Co......................................  12,619     17,288
   *Graphic Packaging Holding Co............................ 340,196  2,925,686
   #Greif, Inc. Class A.....................................  12,716    703,449
   #Greif, Inc. Class B.....................................   8,346    477,808
    Hawkins, Inc............................................  10,342    400,752
    Haynes International, Inc...............................  12,644    608,176
    HB Fuller Co............................................  44,500  1,786,675
   *Headwaters, Inc.........................................  58,852    554,974
   #Hecla Mining Co......................................... 310,378  1,002,521
   *Horsehead Holding Corp..................................  49,592    607,502
    Huntsman Corp........................................... 114,685  2,066,624
    Innophos Holdings, Inc..................................  20,019    997,747
    Innospec, Inc...........................................  18,770    805,608
    International Flavors & Fragrances, Inc.................   1,100     88,748
    International Paper Co..................................  67,274  3,250,007
   #Intrepid Potash, Inc....................................  27,179    347,348
    Kaiser Aluminum Corp....................................  21,204  1,383,561
    KapStone Paper and Packaging Corp.......................  48,479  2,135,500
    KMG Chemicals, Inc......................................  12,211    275,724
    Koppers Holdings, Inc...................................   5,119    197,849
   *Kraton Performance Polymers, Inc........................  31,859    646,738
   #Kronos Worldwide, Inc...................................  23,380    386,705
   *Landec Corp.............................................  29,248    441,352
   *Louisiana-Pacific Corp.................................. 148,940  2,421,764
   *LSB Industries, Inc.....................................  16,844    553,831
    LyondellBasell Industries NV Class A....................  10,566    725,990
   #Martin Marietta Materials, Inc..........................   5,997    597,301
    Materion Corp...........................................  22,838    688,337
  #*McEwen Mining, Inc...................................... 189,521    371,461
    MeadWestvaco Corp.......................................  99,011  3,658,456
  #*Mercer International, Inc...............................  54,437    376,704
    Minerals Technologies, Inc..............................  34,080  1,567,680
  #*Mines Management, Inc...................................   9,985      6,990
   *Mod-Pac Corp............................................   2,172     18,082
    Mosaic Co. (The)........................................  21,981    903,199
    Myers Industries, Inc...................................  37,755    735,090
    Neenah Paper, Inc.......................................  16,629    658,010
   #NewMarket Corp..........................................   1,500    408,840
    Newmont Mining Corp.....................................  15,800    474,000
    Noranda Aluminum Holding Corp...........................  30,896     96,087
   *Northern Technologies International Corp................   3,755     48,214
   #Nucor Corp..............................................  23,318  1,090,816
    Olin Corp...............................................  79,988  1,951,707
    Olympic Steel, Inc......................................  12,310    342,834
  #*OM Group, Inc...........................................  36,502  1,126,817

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
   *OMNOVA Solutions, Inc.................................  45,019 $    362,853
   *Owens-Illinois, Inc...................................  23,179      689,575
    Packaging Corp. of America............................  21,228    1,141,854
   *Penford Corp..........................................  11,940      177,190
    PH Glatfelter Co......................................  47,126    1,247,425
    PolyOne Corp..........................................  94,382    2,728,584
    PPG Industries, Inc...................................   3,826      613,843
    Quaker Chemical Corp..................................  14,100      930,177
    Reliance Steel & Aluminum Co..........................  70,931    4,979,356
   *Resolute Forest Products, Inc.........................  18,239      278,327
    Rock Tenn Co. Class A.................................  38,374    4,388,067
    Rockwood Holdings, Inc................................  16,722    1,132,581
   #Royal Gold, Inc.......................................  11,268      582,443
    RPM International, Inc................................  30,156    1,062,697
   *RTI International Metals, Inc.........................  33,542    1,028,062
   #Schnitzer Steel Industries, Inc. Class A..............  28,790      738,751
   #Schweitzer-Mauduit International, Inc.................  31,776    1,720,353
   #Scotts Miracle-Gro Co. (The) Class A..................   5,700      286,425
    Sealed Air Corp....................................... 172,201    4,690,755
   *Senomyx, Inc..........................................  18,977       50,099
    Sensient Technologies Corp............................  48,569    2,137,522
    Sherwin-Williams Co. (The)............................   4,900      853,433
   #Sigma-Aldrich Corp....................................   5,361      447,965
    Silgan Holdings, Inc..................................   8,035      387,608
  #*Silver Bull Resources, Inc............................   3,700        1,369
   *Solitario Exploration & Royalty Corp..................   1,300        1,209
    Sonoco Products Co....................................  13,000      500,370
    Steel Dynamics, Inc................................... 215,289    3,349,897
    Stepan Co.............................................  14,000      838,040
  #*Stillwater Mining Co.................................. 135,749    1,642,563
   *SunCoke Energy, Inc...................................  58,831      929,530
    Synalloy Corp.........................................   9,022      149,495
  #*Texas Industries, Inc.................................  25,441    1,580,904
    Tredegar Corp.........................................  22,267      668,233
    Tronox, Ltd. Class A..................................   2,376       51,583
   *United States Lime & Minerals, Inc....................   5,495      327,722
   #United States Steel Corp.............................. 141,607    2,456,881
   *Universal Stainless & Alloy Products, Inc.............   7,514      193,861
    Valhi, Inc............................................  24,600      389,172
    Valspar Corp. (The)...................................  64,343    4,383,045
  #*Verso Paper Corp......................................   1,365        1,406
    Vulcan Materials Co...................................  75,124    3,544,350
   #Walter Energy, Inc....................................  61,308      686,037
    Wausau Paper Corp.....................................  55,527      632,453
    Westlake Chemical Corp................................  46,688    4,856,486
    Worthington Industries, Inc...........................  59,393    2,124,488
   *WR Grace & Co.........................................   7,182      551,721
    Zep, Inc..............................................  21,570      282,136
  #*Zoltek Cos., Inc......................................  38,977      542,950
                                                                   ------------
Total Materials...........................................          160,454,384
                                                                   ------------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares..........   6,039           --

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Other -- (Continued)
  o*FRD Acquisition Co Escrow Shares.......................  14,091 $        --
  o*Gerber Scientific, Inc. Escrow Shares..................  24,204          --
  o*Price Communications Liquidation Trust.................   8,600          --
  o*Softbrands, Inc. Escrow Shares.........................   5,800          --
                                                                    -----------
Total Other................................................                  --
                                                                    -----------
Telecommunication Services -- (1.7%)
    Alteva.................................................   5,727      55,953
    AT&T, Inc.............................................. 570,322  20,115,257
    Atlantic Tele-Network, Inc.............................  15,302     780,402
  #*Boingo Wireless, Inc...................................   1,855      12,985
   *Cbeyond, Inc...........................................  31,959     270,693
    CenturyLink, Inc.......................................  95,717   3,431,454
   *Cincinnati Bell, Inc...................................  48,400     166,980
    Consolidated Communications Holdings, Inc..............  24,136     422,139
  #*Crown Castle International Corp........................   9,445     663,511
   #Frontier Communications Corp........................... 548,681   2,392,249
   *General Communication, Inc. Class A....................  47,166     417,419
  #*Hawaiian Telcom Holdco, Inc............................   2,120      58,978
    HickoryTech Corp.......................................  12,468     139,891
    IDT Corp. Class B......................................  19,006     392,854
    Inteliquent, Inc.......................................  35,628     297,138
  #*Iridium Communications, Inc............................  78,908     664,405
   *Leap Wireless International, Inc.......................  39,583     660,244
  #*Level 3 Communications, Inc............................  11,404     251,458
    Lumos Networks Corp....................................  17,987     340,854
  #*NII Holdings, Inc......................................  10,211      73,315
    NTELOS Holdings Corp...................................   2,810      52,631
   *ORBCOMM, Inc...........................................  49,673     239,424
   *Premiere Global Services, Inc..........................  55,230     607,530
    Primus Telecommunications Group, Inc...................   3,645      43,667
   *SBA Communications Corp. Class A.......................   3,000     222,270
    Shenandoah Telecommunications Co.......................  24,218     466,681
   *Sprint Corp............................................ 172,027   1,025,278
   #T-Mobile US, Inc.......................................  37,030     892,793
    Telephone & Data Systems, Inc..........................  98,813   2,619,533
  #*tw telecom, Inc........................................   6,182     184,100
   #United States Cellular Corp............................  27,886   1,107,353
    USA Mobility, Inc......................................  23,864     372,756
    Verizon Communications, Inc............................ 219,736  10,872,537
   *Vonage Holdings Corp................................... 199,690     643,002
   #Windstream Corp........................................  54,999     459,242
                                                                    -----------
Total Telecommunication Services...........................          51,416,976
                                                                    -----------
Utilities -- (1.1%)
    AES Corp............................................... 172,199   2,142,156
    AGL Resources, Inc.....................................   9,505     435,234
    ALLETE, Inc............................................  10,955     587,407
    Alliant Energy Corp....................................      53       2,807
    American States Water Co...............................   5,234     336,127
   #Aqua America, Inc......................................  12,726     430,902
    Artesian Resources Corp. Class A.......................   2,239      52,706

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Utilities -- (Continued)
    Atmos Energy Corp.......................................   8,582 $  379,668
    Avista Corp.............................................  16,380    471,416
    Black Hills Corp........................................  12,064    639,995
  #*Cadiz, Inc..............................................   2,750     12,705
    California Water Service Group..........................  13,678    298,180
   *Calpine Corp............................................  62,871  1,258,049
    Chesapeake Utilities Corp...............................   3,436    203,652
    Cleco Corp..............................................   6,815    330,596
    CMS Energy Corp.........................................  17,300    484,227
    Connecticut Water Service, Inc..........................   3,934    117,627
   #Consolidated Water Co., Ltd.............................  13,018    154,393
    Delta Natural Gas Co., Inc..............................   1,858     42,307
  #*Dynegy, Inc.............................................   8,448    176,056
    El Paso Electric Co.....................................  10,875    410,749
    Empire District Electric Co. (The)......................  11,620    269,352
    Gas Natural, Inc........................................   1,949     20,309
    Genie Energy, Ltd. Class B..............................  22,104    227,892
    Great Plains Energy, Inc................................  13,107    317,058
   #Hawaiian Electric Industries, Inc.......................   8,438    224,957
   #IDACORP, Inc............................................   5,746    303,216
    Integrys Energy Group, Inc..............................   7,049    442,677
   #ITC Holdings Corp.......................................   4,200    385,434
    Laclede Group, Inc. (The)...............................   5,586    256,174
   #MDU Resources Group, Inc................................   6,672    187,083
    MGE Energy, Inc.........................................   6,319    370,988
    Middlesex Water Co......................................  10,550    223,027
    National Fuel Gas Co....................................   2,800    181,524
   #New Jersey Resources Corp...............................  11,097    496,702
    Northeast Utilities.....................................  15,733    698,703
   #Northwest Natural Gas Co................................   6,831    300,154
    NorthWestern Corp.......................................  10,200    430,440
    NRG Energy, Inc......................................... 195,195  5,235,130
    NV Energy, Inc..........................................  21,887    517,190
    OGE Energy Corp.........................................  10,600    396,440
    ONEOK, Inc..............................................   2,491    131,898
   #Ormat Technologies, Inc.................................  37,313    859,318
    Otter Tail Corp.........................................   9,700    296,723
    Piedmont Natural Gas Co., Inc...........................   6,911    238,775
    Pinnacle West Capital Corp..............................   7,400    435,860
    PNM Resources, Inc......................................  21,795    511,747
    Portland General Electric Co............................  15,058    477,339
    Public Service Enterprise Group, Inc....................  40,174  1,357,479
    Questar Corp............................................  39,630    945,572
    RGC Resources, Inc......................................     400      7,540
    SJW Corp................................................  18,956    528,683
    South Jersey Industries, Inc............................   8,599    525,399
    Southwest Gas Corp......................................   8,454    419,657
  #*Synthesis Energy Systems, Inc...........................  44,676     37,528
   #TECO Energy, Inc........................................  20,582    363,684
    UGI Corp................................................ 110,633  4,645,480
    UIL Holdings Corp.......................................  14,372    586,952
    Unitil Corp.............................................   5,773    177,462
    UNS Energy Corp.........................................  11,471    583,300

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
    Vectren Corp.....................................      7,293 $      269,987
   #Westar Energy, Inc...............................     11,100        372,849
    WGL Holdings, Inc................................      4,970        228,471
    York Water Co....................................      4,020         84,742
                                                                 --------------
Total Utilities......................................                34,537,854
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,694,562,248
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
 o#*Accelerate Diagnostics, Inc. Rights 08/07/13.....        141             48
  o*Capital Bank Corp. Contingent Value Rights.......      2,758             --
  o*CVR Energy, Inc. Contingent Value Rights.........     78,591             --
 o#*PhotoMedex, Inc. Contingent Value Warrants.......        339             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17....        567             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17....        567             --
  o*Wright Medical Group, Inc. Contingent Value
   Rights............................................      6,821         20,463
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    20,511
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves....... 11,342,946     11,342,946
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (9.7%)
  (S)@ DFA Short Term Investment Fund................ 25,140,529    290,875,922
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,197,661,249)^^............................            $2,996,801,627
                                                                 ==============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary....... $  412,332,987           --   --    $  412,332,987
   Consumer Staples.............    144,346,754           --   --       144,346,754
   Energy.......................    286,049,009           --   --       286,049,009
   Financials...................    679,183,160 $      2,017   --       679,185,177
   Health Care..................    223,852,553       26,063   --       223,878,616
   Industrials..................    367,627,162       31,836   --       367,658,998
   Information Technology.......    334,701,493           --   --       334,701,493
   Materials....................    160,454,384           --   --       160,454,384
   Other........................             --           --   --                --
   Telecommunication Services...     51,416,976           --   --        51,416,976
   Utilities....................     34,537,854           --   --        34,537,854
Rights/Warrants.................             --       20,511   --            20,511
Temporary Cash Investments......     11,342,946           --   --        11,342,946
Securities Lending Collateral...             --  290,875,922   --       290,875,922
                                 -------------- ------------   --    --------------
TOTAL........................... $2,705,845,278 $290,956,349   --    $2,996,801,627
                                 ============== ============   ==    ==============

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
COMMON STOCKS -- (81.6%)
Consumer Discretionary -- (15.8%)
   *1-800-Flowers.com, Inc. Class A....................... 179,202 $ 1,179,149
    Aaron's, Inc.......................................... 371,614  10,650,457
  #*Aeropostale, Inc...................................... 446,342   6,753,154
   *AFC Enterprises, Inc.................................. 135,837   4,998,802
    AH Belo Corp. Class A.................................  68,316     512,370
  #*ALCO Stores, Inc......................................   5,784      81,670
    Ambassadors Group, Inc................................  59,882     217,970
   #Amcon Distributing Co.................................   2,169     168,379
   *America's Car-Mart, Inc...............................  43,327   1,875,193
  #*American Apparel, Inc................................. 130,700     262,707
    American Greetings Corp. Class A......................  47,800     910,112
  #*American Public Education, Inc........................  84,493   3,338,318
    Ameristar Casinos, Inc................................ 172,111   4,555,778
  #*ANN, Inc.............................................. 249,834   8,466,874
   *Apollo Group, Inc. Class A............................   9,576     174,475
    Arbitron, Inc......................................... 121,659   5,591,448
    Arctic Cat, Inc.......................................  74,468   4,098,719
    Ark Restaurants Corp..................................  17,030     358,482
   *Asbury Automotive Group, Inc.......................... 177,633   8,675,596
  #*Ascent Capital Group, Inc. Class A....................  58,143   4,518,293
   *Ballantyne Strong, Inc................................  61,400     251,740
  #*Bally Technologies, Inc............................... 235,969  16,914,258
  #*Barnes & Noble, Inc................................... 293,478   5,238,582
    Bassett Furniture Industries, Inc..................... 149,390   2,379,783
    Beasley Broadcasting Group, Inc. Class A..............  68,353     548,875
  #*Beazer Homes USA, Inc.................................  58,798   1,010,738
   #bebe stores, Inc...................................... 381,671   2,282,393
    Belo Corp. Class A.................................... 525,235   7,489,851
    Big 5 Sporting Goods Corp............................. 124,134   2,516,196
   *Big Lots, Inc......................................... 322,585  11,654,996
   *Biglari Holdings, Inc.................................   6,655   2,772,207
  #*BJ's Restaurants, Inc................................. 148,293   5,285,163
  #*Black Diamond, Inc....................................  30,200     312,268
  #*Blue Nile, Inc........................................  22,882     888,508
   #Blyth, Inc............................................  86,532   1,212,313
    Bob Evans Farms, Inc.................................. 146,641   7,452,296
  #*Body Central Corp.....................................  66,031     796,334
   #Bon-Ton Stores, Inc. (The)............................ 121,759   2,296,375
  #*Books-A-Million, Inc..................................  45,236     112,185
    Bowl America, Inc. Class A............................  10,705     148,532
  #*Boyd Gaming Corp...................................... 216,777   2,885,302
  #*Bravo Brio Restaurant Group, Inc......................  53,633     876,363
  #*Bridgepoint Education, Inc............................ 220,709   3,557,829
   #Brinker International, Inc............................ 322,412  12,944,842
   *Brookfield Residential Properties, Inc................  15,386     318,029
    Brown Shoe Co., Inc................................... 236,900   5,631,113
    Brunswick Corp........................................ 267,588  10,101,447
   #Buckle, Inc. (The).................................... 246,178  13,781,044
  #*Buffalo Wild Wings, Inc............................... 118,248  12,248,128
   *Build-A-Bear Workshop, Inc............................  68,675     488,279
  #*Cabela's, Inc......................................... 277,885  19,074,038

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Cache, Inc............................................  60,569 $   254,390
   #Callaway Golf Co...................................... 368,991   2,649,355
   *Cambium Learning Group, Inc........................... 118,479     161,131
    Canterbury Park Holding Corp..........................  12,913     130,034
   *Capella Education Co..................................  60,629   2,971,427
  #*Career Education Corp................................. 214,349     690,204
   *Carmike Cinemas, Inc.................................. 112,332   2,057,922
    Carriage Services, Inc................................ 141,558   2,655,628
  #*Carrols Restaurant Group, Inc......................... 139,537     916,758
   #Cato Corp. (The) Class A.............................. 130,996   3,687,537
   *Cavco Industries, Inc.................................  32,174   1,762,813
    CEC Entertainment, Inc................................  93,016   3,868,535
   *Central European Media Enterprises, Ltd. Class A......  22,935      77,062
   *Charles & Colvard, Ltd................................  54,595     253,321
   #Cheesecake Factory, Inc. (The)........................ 317,902  13,491,761
    Cherokee, Inc.........................................  36,459     472,873
   *Children's Place Retail Stores, Inc. (The)............ 124,364   6,720,631
   #Choice Hotels International, Inc......................  34,683   1,441,772
   *Christopher & Banks Corp.............................. 126,860     867,722
    Churchill Downs, Inc..................................  83,474   6,778,924
   *Citi Trends, Inc......................................  56,028     789,435
   *Coast Distribution System (The).......................  43,930     141,455
   *Cobra Electronics Corp................................  27,771      72,760
  #*Coldwater Creek, Inc..................................  53,628     141,578
   #Collectors Universe...................................  56,999     917,114
   #Columbia Sportswear Co................................ 153,870   9,927,692
  #*Comstock Holding Cos., Inc............................   3,000       7,890
   *Conn's, Inc........................................... 173,957  11,241,101
   #Cooper Tire & Rubber Co............................... 328,229  11,008,801
    Core-Mark Holding Co., Inc............................  54,152   3,392,623
  #*Corinthian Colleges, Inc.............................. 256,082     573,624
   #Cracker Barrel Old Country Store, Inc................. 132,756  12,996,812
   *Crocs, Inc............................................ 524,736   7,173,141
   *Crown Media Holdings, Inc. Class A....................  52,217     155,084
    CSS Industries, Inc...................................  26,600     708,358
    CTC Media, Inc........................................ 509,305   5,653,285
    Culp, Inc.............................................  40,947     787,820
  #*Cumulus Media, Inc. Class A........................... 801,871   3,432,008
  #*Daily Journal Corp....................................     200      26,720
   #Dana Holding Corp..................................... 440,945   9,634,648
   *dELiA*s, Inc..........................................  26,901      40,352
   *Delta Apparel, Inc....................................  15,317     245,838
    Destination Maternity Corp............................  67,432   2,027,006
   *Destination XL Group, Inc............................. 232,820   1,501,689
   #DeVry, Inc............................................  73,827   2,220,716
   *DGSE Cos., Inc........................................   5,479      12,328
  #*Digital Generation, Inc...............................  98,866     766,212
   #Dillard's, Inc. Class A...............................  95,740   8,083,328
    DineEquity, Inc....................................... 105,493   7,349,697
   *Dixie Group, Inc. (The)............................... 107,711     968,322
    Domino's Pizza, Inc................................... 270,452  16,924,886
    Dorman Products, Inc.................................. 157,103   7,396,409
    Dover Downs Gaming & Entertainment, Inc...............  44,469      64,925

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Dover Motorsports, Inc................................  56,312 $   146,974
  #*DreamWorks Animation SKG, Inc. Class A................ 145,767   3,609,191
   #Drew Industries, Inc.................................. 118,879   4,853,830
    EDCI Holdings, Inc....................................  19,757      62,333
    Educational Development Corp..........................  15,090      46,930
    Einstein Noah Restaurant Group, Inc...................  75,120   1,219,198
   *ELXSI Corp............................................   1,800      17,748
   *Emerson Radio Corp.................................... 197,300     341,329
   *Emmis Communications Corp. Class A....................  60,662     165,001
  #*Empire Resorts, Inc...................................  28,662      93,152
  #*Entercom Communications Corp. Class A................. 106,611   1,045,854
  #*Entertainment Gaming Asia, Inc........................   4,182       6,900
    Entravision Communications Corp. Class A.............. 340,029   1,934,765
    Escalade, Inc.........................................  38,965     251,324
   #Ethan Allen Interiors, Inc............................ 163,834   4,975,639
   *Ever-Glory International Group, Inc...................   1,580       4,756
   *EW Scripps Co. Class A................................ 252,356   4,191,633
   *Express, Inc.......................................... 492,570  11,107,453
  #*FAB Universal Corp....................................   7,689      30,833
  #*Famous Dave's Of America, Inc.........................  29,128     470,417
   *Federal-Mogul Corp.................................... 132,862   2,069,990
   *Fiesta Restaurant Group, Inc.......................... 132,119   4,168,354
   *Fifth & Pacific Cos., Inc............................. 202,677   4,827,766
    Finish Line, Inc. (The) Class A....................... 280,314   6,239,790
    Fisher Communications, Inc............................  21,878     896,342
   *Flanigan's Enterprises, Inc...........................   5,380      50,841
    Flexsteel Industries, Inc.............................  23,660     588,897
    Fred's, Inc. Class A.................................. 183,741   3,160,345
    Frisch's Restaurants, Inc.............................  20,810     453,866
  #*Fuel Systems Solutions, Inc...........................  68,097   1,238,684
  #*Full House Resorts, Inc...............................  61,041     178,850
  #*Furniture Brands International, Inc...................  25,705      60,407
  #*G-III Apparel Group, Ltd.............................. 114,474   5,890,832
   *Gaiam, Inc. Class A...................................  57,070     277,931
    Gaming Partners International Corp....................   8,434      71,773
   *Geeknet, Inc..........................................  10,604     152,486
   *Genesco, Inc.......................................... 130,350   9,174,033
   *Gentherm, Inc......................................... 183,782   3,749,153
  #*Global Sources, Ltd...................................   6,591      47,719
   *Gordmans Stores, Inc..................................  28,274     395,553
  #*Grand Canyon Education, Inc........................... 259,454   8,774,734
   *Gray Television, Inc.................................. 250,464   1,956,124
   *Gray Television, Inc. Class A.........................  25,939     199,212
   #Group 1 Automotive, Inc............................... 126,213   9,187,044
   #Guess?, Inc........................................... 215,645   7,262,924
   *Hallwood Group, Inc. (The)............................   1,128      10,772
   *Hampshire Group, Ltd..................................   8,000      36,000
   *Harris Interactive, Inc............................... 907,213   1,705,560
    Harte-Hanks, Inc...................................... 260,195   2,487,464
    Hastings Entertainment, Inc...........................  42,003     154,571
    Haverty Furniture Cos., Inc........................... 100,828   2,621,528
    Haverty Furniture Cos., Inc. Class A..................   3,785      97,388
   *Helen of Troy, Ltd.................................... 150,983   6,413,758

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Here Media, Inc. (427105101)..........................  22,918 $       229
   *Here Media, Inc. (427105200)..........................  22,918         229
   *hhgregg, Inc.......................................... 155,532   2,440,297
  #*Hibbett Sports, Inc................................... 148,106   8,686,417
    Hillenbrand, Inc...................................... 345,240   8,558,500
  #*HomeAway, Inc.........................................  30,183     908,810
    Hooker Furniture Corp.................................  42,269     710,542
    HSN, Inc.............................................. 167,996  10,089,840
  #*Iconix Brand Group, Inc............................... 343,594  11,283,627
   *Insignia Systems, Inc.................................  15,351      36,228
    International Speedway Corp. Class A.................. 131,604   4,454,795
   #Interval Leisure Group, Inc........................... 279,369   6,009,227
  #*iRobot Corp........................................... 145,983   5,103,566
   *Isle of Capri Casinos, Inc............................  77,559     615,818
  #*ITT Educational Services, Inc......................... 105,162   2,758,399
   *Jack in the Box, Inc.................................. 250,106  10,026,750
   *Jaclyn, Inc...........................................   2,235      12,013
   #JAKKS Pacific, Inc....................................  62,792     377,380
   #John Wiley & Sons, Inc. Class A.......................  13,586     613,136
   *Johnson Outdoors, Inc. Class A........................  25,495     649,358
    Jones Group, Inc. (The)............................... 448,469   7,363,861
  #*Jos A Bank Clothiers, Inc............................. 129,922   5,308,613
   *Journal Communications, Inc. Class A.................. 276,307   2,530,972
  #*K12, Inc.............................................. 150,365   4,676,351
   #KB Home............................................... 549,208   9,748,442
   *Kid Brands, Inc....................................... 195,908     317,371
   *Kirkland's, Inc.......................................  94,034   1,653,118
   *Kona Grill, Inc.......................................  40,604     520,949
   #Koss Corp.............................................  25,262     129,089
   *Krispy Kreme Doughnuts, Inc........................... 387,718   8,149,832
    La-Z-Boy, Inc......................................... 291,732   6,047,604
   *Lakeland Industries, Inc..............................  21,528      93,001
   *Lazare Kaplan International, Inc......................   9,600      16,080
  #*LeapFrog Enterprises, Inc............................. 267,867   3,085,828
  #*Learning Tree International, Inc......................  40,081     126,255
   *Libbey, Inc...........................................  76,373   1,883,358
   *Liberty Media Corp. Class B...........................     859     119,392
  #*Life Time Fitness, Inc................................ 220,800  11,766,432
    Lifetime Brands, Inc..................................  53,058     794,809
    LIN Media LLC......................................... 150,316   2,427,603
   #Lincoln Educational Services Corp.....................  75,737     474,871
  #*Lions Gate Entertainment Corp......................... 191,500   6,229,495
    Lithia Motors, Inc. Class A........................... 153,695  10,027,062
   *Live Nation Entertainment, Inc........................ 659,008  10,794,551
    Loral Space & Communications, Inc..................... 116,387   7,273,024
   *Luby's, Inc........................................... 245,262   1,971,906
  #*Lumber Liquidators Holdings, Inc...................... 150,634  14,584,384
   *M/I Homes, Inc........................................ 110,143   2,341,640
    Mac-Gray Corp.........................................  52,897     777,586
  #*Madison Square Garden Co. (The) Class A...............  93,706   5,525,843
  #*Maidenform Brands, Inc................................ 110,425   2,579,528
    Marcus Corp...........................................  86,567   1,121,043
    Marine Products Corp.................................. 125,265   1,132,396

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
   *MarineMax, Inc.......................................   121,892 $ 1,417,604
   *Marriott Vacations Worldwide Corp....................    27,848   1,225,312
  #*Martha Stewart Living Omnimedia Class A..............   140,476     352,595
    Matthews International Corp. Class A.................   136,415   5,276,532
  #*McClatchy Co. (The) Class A..........................   218,726     680,238
    McRae Industries, Inc. Class A.......................     2,500      62,125
    MDC Holdings, Inc....................................   263,898   8,349,733
  #*Media General, Inc. Class A..........................   100,663   1,106,286
   #Men's Wearhouse, Inc. (The)..........................   281,750  11,250,277
   #Meredith Corp........................................   171,081   8,129,769
   *Meritage Homes Corp..................................   203,778   9,222,992
   *Modine Manufacturing Co..............................   216,655   2,383,205
   *Monarch Casino & Resort, Inc.........................    57,791   1,184,716
   #Monro Muffler Brake, Inc.............................   174,761   7,516,471
   *Motorcar Parts of America, Inc.......................    43,598     377,123
    Movado Group, Inc....................................   101,536   3,704,033
   *MTR Gaming Group, Inc................................    59,127     212,266
   *Multimedia Games Holding Co., Inc....................    97,834   3,423,212
    NACCO Industries, Inc. Class A.......................    31,180   1,912,269
  #*Nathan's Famous, Inc.................................    20,488   1,173,143
    National CineMedia, Inc..............................   254,370   4,606,641
  #*Nautilus, Inc........................................   217,722   1,911,599
   *New York & Co., Inc..................................   374,145   2,330,923
  #*New York Times Co. (The) Class A.....................   829,704  10,105,795
    Nexstar Broadcasting Group, Inc. Class A.............   166,321   5,994,209
   *Nobility Homes, Inc..................................    13,083     114,476
   #Nutrisystem, Inc.....................................   124,029   1,551,603
  #*Office Depot, Inc.................................... 1,793,386   7,765,361
    OfficeMax, Inc.......................................   377,376   4,298,313
  #*Orbitz Worldwide, Inc................................   272,076   2,505,820
   *Orient-Express Hotels, Ltd. Class A..................   445,956   5,578,910
  #*Outerwall, Inc.......................................   159,211   8,796,408
  #*Overstock.com, Inc...................................    44,706   1,520,451
   #Oxford Industries, Inc...............................    90,929   6,153,165
  #*P&F Industries, Inc. Class A.........................    10,000      81,200
  #*Pacific Sunwear of California, Inc...................   226,616   1,008,441
   *Papa John's International, Inc.......................   122,700   8,203,722
    Penske Automotive Group, Inc.........................   337,541  12,549,774
   *Pep Boys-Manny Moe & Jack (The)......................   281,705   3,507,227
  #*Perfumania Holdings, Inc.............................    15,984      83,117
    Perry Ellis International, Inc.......................    74,546   1,498,375
   #PetMed Express, Inc..................................    98,009   1,641,651
    Pier 1 Imports, Inc..................................   667,693  15,690,785
  #*Pinnacle Entertainment, Inc..........................   220,582   4,687,367
  #*Point.360............................................     4,284       3,984
   #Pool Corp............................................   251,262  13,261,608
   *QEP Co., Inc.........................................     9,614     177,667
    Quantum Fuel Systems Technologies Worldwide, Inc.....     1,524       3,094
  #*Quiksilver, Inc......................................   938,301   5,930,062
  #*Radio One, Inc. Class D.............................. 1,003,142   2,226,975
  #*RadioShack Corp......................................   398,598   1,088,173
  #*Reading International, Inc. Class A..................    22,403     139,123
   *Reading International, Inc. Class B..................     2,710      18,049

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Red Lion Hotels Corp..................................  71,498 $   475,462
  #*Red Robin Gourmet Burgers, Inc........................  80,952   4,604,550
   #Regal Entertainment Group Class A..................... 578,754  10,909,513
   #Regis Corp............................................ 306,495   5,323,818
   #Rent-A-Center, Inc.................................... 299,296  11,968,847
  #*Rentrak Corp..........................................  27,336     587,177
    RG Barry Corp.........................................  43,359     751,411
  #*Rick's Cabaret International, Inc.....................  38,267     339,046
    Rocky Brands, Inc.....................................  94,670   1,635,898
  #*Ruby Tuesday, Inc..................................... 326,514   2,390,082
   *rue21, Inc............................................ 116,246   4,856,758
    Ruth's Hospitality Group, Inc......................... 199,716   2,388,603
   #Ryland Group, Inc. (The).............................. 184,204   7,449,210
    Saga Communications, Inc. Class A.....................  18,609     964,877
  #*Saks, Inc............................................. 741,570  11,879,951
    Salem Communications Corp. Class A.................... 132,841   1,005,606
   #Scholastic Corp....................................... 107,233   3,270,607
   *Scientific Games Corp. Class A........................ 462,851   6,308,659
  #*Select Comfort Corp................................... 274,550   6,273,467
   *SHFL Entertainment, Inc............................... 309,222   7,034,800
    Shiloh Industries, Inc................................ 208,939   2,678,598
    Shoe Carnival, Inc.................................... 100,690   2,689,430
  #*Shutterfly, Inc....................................... 215,969  11,573,779
   #Sinclair Broadcast Group, Inc. Class A................ 447,331  12,619,208
   *Skechers U.S.A., Inc. Class A......................... 219,251   5,981,167
   *Skullcandy, Inc.......................................  46,588     257,166
  #*Skyline Corp..........................................  45,820     224,060
    Sonic Automotive, Inc. Class A........................ 224,691   4,974,659
   *Sonic Corp............................................ 322,125   4,951,061
   #Sotheby's.............................................  66,714   3,002,130
   *Spanish Broadcasting System, Inc. Class A.............  43,707     154,723
    Spartan Motors, Inc................................... 128,665     779,710
   *Spectrum Group International, Inc.....................  85,617     173,803
    Speedway Motorsports, Inc............................. 120,707   2,229,458
   *Sport Chalet, Inc. Class A............................  28,319      39,930
   *Sport Chalet, Inc. Class B............................   4,108       5,895
   *Sports Club, Inc......................................  19,000      25,080
   #Stage Stores, Inc..................................... 173,684   4,335,153
    Standard Motor Products, Inc.......................... 145,440   5,001,682
   *Stanley Furniture Co., Inc............................  35,155     121,285
  #*Starz--Liberty Capital (85571Q102)....................  55,642   1,255,840
   *Starz--Liberty Capital (85571Q201)....................   1,444      32,374
    Stein Mart, Inc....................................... 175,861   2,456,778
   *Steiner Leisure, Ltd..................................  68,264   3,955,216
   *Steinway Musical Instruments, Inc.....................  51,465   1,870,753
   *Steven Madden, Ltd.................................... 261,290  13,435,532
    Stewart Enterprises, Inc. Class A..................... 313,591   4,120,586
   *Stoneridge, Inc....................................... 136,159   1,644,801
    Strattec Security Corp................................  11,681     478,220
   #Strayer Education, Inc................................  15,683     694,130
   #Sturm Ruger & Co., Inc................................  96,306   4,899,086
    Superior Industries International, Inc................ 131,433   2,393,395
    Superior Uniform Group, Inc...........................  10,485     121,836

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Consumer Discretionary -- (Continued)
   #Systemax, Inc....................................... 125,922 $    1,212,629
  #*Tandy Leather Factory, Inc..........................  41,183        361,175
  #*Tempur-Pedic International, Inc..................... 268,680     10,653,162
   *Tenneco, Inc........................................ 308,939     14,931,022
   #Texas Roadhouse, Inc................................ 398,185      9,731,641
   #Thor Industries, Inc................................ 274,686     14,846,778
   *Tile Shop Holdings, Inc.............................   7,494        213,054
   *Tower International, Inc............................  16,394        365,750
    Town Sports International Holdings, Inc............. 108,105      1,364,285
   #Trans World Entertainment Corp...................... 452,232      2,261,160
   *Trinity Place Holdings, Inc.........................  34,797        159,196
   *Tuesday Morning Corp................................ 159,005      1,784,036
   *Unifi, Inc.......................................... 122,873      2,818,707
   *Universal Electronics, Inc..........................  60,669      1,870,425
    Universal Technical Institute, Inc..................  94,315      1,103,486
  #*UQM Technologies, Inc............................... 119,010        154,713
  #*US Auto Parts Network, Inc..........................  97,364        116,837
   #Vail Resorts, Inc................................... 194,123     13,002,359
   #Valassis Communications, Inc........................ 189,251      5,418,256
   #Value Line, Inc.....................................  26,515        239,961
  #*Valuevision Media, Inc. Class A..................... 261,312      1,549,580
  #*Vera Bradley, Inc...................................  68,169      1,652,417
  #*Vitacost.com, Inc...................................  18,064        161,131
  #*Vitamin Shoppe, Inc................................. 107,440      5,160,343
   *VOXX International Corp............................. 137,551      1,863,816
   #Walking Co. Holdings, Inc. (The)....................     214          2,220
  #*Wells-Gardner Electronics Corp......................  33,182         63,709
   #Wendy's Co. (The)................................... 834,136      5,930,707
   *West Marine, Inc.................................... 139,909      1,519,412
   *Wet Seal, Inc. (The) Class A........................ 497,122      2,182,366
    Weyco Group, Inc....................................  50,427      1,378,170
   #Winmark Corp........................................  23,509      1,690,297
   *Winnebago Industries, Inc........................... 137,702      3,293,832
   *WMS Industries, Inc................................. 219,114      5,642,185
   #Wolverine World Wide, Inc........................... 240,448     13,828,164
   #World Wrestling Entertainment, Inc. Class A......... 123,079      1,309,561
  #*Xanadoo Co. Class A.................................     170         18,424
  #*Zagg, Inc...........................................  87,927        398,309
  #*Zale Corp........................................... 168,155      1,560,478
  #*Zumiez, Inc......................................... 169,934      4,685,080
                                                                 --------------
Total Consumer Discretionary............................          1,253,342,479
                                                                 --------------
Consumer Staples -- (3.7%)
   #Alico, Inc..........................................  27,106      1,241,997
   *Alliance One International, Inc..................... 373,610      1,423,454
    Andersons, Inc. (The)...............................  99,051      5,875,705
   #Arden Group, Inc. Class A...........................   5,696        740,423
   #B&G Foods, Inc...................................... 280,185      9,761,645
  #*Boston Beer Co., Inc. (The) Class A.................   2,323        415,771
  #*Boulder Brands, Inc................................. 291,463      3,762,787
    Bridgford Foods Corp................................  17,169        124,819
   #Cal-Maine Foods, Inc................................  96,066      4,868,625
    Calavo Growers, Inc.................................  70,421      1,912,634

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (Continued)
   #Casey's General Stores, Inc........................... 213,878 $14,165,140
    CCA Industries, Inc...................................  16,064      56,063
   *Central Garden and Pet Co.............................  66,566     498,579
   *Central Garden and Pet Co. Class A.................... 165,959   1,251,331
  #*Chiquita Brands International, Inc.................... 255,562   3,087,189
    Coca-Cola Bottling Co. Consolidated...................  33,160   2,117,598
   #Coffee Holding Co., Inc...............................  11,600      79,112
   *Craft Brew Alliance, Inc..............................  66,235     596,115
  #*Darling International, Inc............................ 661,507  13,428,592
   *Dean Foods Co......................................... 843,142   9,190,248
  #*Diamond Foods, Inc....................................  79,218   1,615,255
   *Dole Food Co., Inc.................................... 228,637   2,949,417
  #*Elizabeth Arden, Inc.................................. 140,509   5,769,300
   *Farmer Bros Co........................................  51,202     815,648
    Fresh Del Monte Produce, Inc.......................... 287,427   8,073,824
   *Fresh Market, Inc. (The)..............................   2,526     133,322
   *Glacier Water Services, Inc...........................   3,200      80,000
    Golden Enterprises, Inc...............................  32,785     115,731
    Griffin Land & Nurseries, Inc.........................  20,710     658,992
  #*Hain Celestial Group, Inc. (The)...................... 108,683   7,929,512
  #*Harbinger Group, Inc..................................  29,985     238,681
    Harris Teeter Supermarkets, Inc....................... 274,702  13,509,844
    Ingles Markets, Inc. Class A..........................  56,442   1,606,339
    Inter Parfums, Inc.................................... 161,127   5,313,969
  #*Inventure Foods, Inc..................................   8,634      76,584
    J&J Snack Foods Corp..................................  89,737   7,150,244
    John B Sanfilippo & Son, Inc..........................  61,007   1,316,531
   #Lancaster Colony Corp................................. 131,889  10,950,744
   #Lifeway Foods, Inc....................................  50,414     891,320
   #Limoneira Co..........................................     256       5,745
   *Mannatech, Inc........................................   5,419      72,398
  #*Medifast, Inc.........................................  72,204   1,974,057
    MGP Ingredients, Inc..................................  63,782     356,541
   #Nash Finch Co.........................................  46,007   1,078,864
    National Beverage Corp................................ 138,062   2,454,742
   *Natural Alternatives International, Inc...............  20,426      99,883
    Nature's Sunshine Products, Inc.......................  33,684     613,049
    Nutraceutical International Corp......................  38,711     860,158
    Oil-Dri Corp. of America..............................  22,255     709,044
   *Omega Protein Corp....................................  92,291     772,476
   #Orchids Paper Products Co.............................  25,750     698,340
   *Overhill Farms, Inc...................................  44,285     220,539
   *Pantry, Inc. (The)....................................  97,138   1,209,368
   *Pilgrim's Pride Corp.................................. 643,770  10,699,457
  #*Pizza Inn Holdings, Inc...............................   8,932      64,042
   *Post Holdings, Inc.................................... 155,932   7,233,686
   *Prestige Brands Holdings, Inc......................... 278,225   9,434,610
   #Pricesmart, Inc....................................... 120,791  10,995,605
   #Reliv International, Inc..............................  28,122     102,927
  #*Revlon, Inc. Class A.................................. 222,974   5,594,418
   *Rite Aid Corp......................................... 683,110   2,049,330
    Rocky Mountain Chocolate Factory, Inc.................  28,081     374,601
    Sanderson Farms, Inc.................................. 131,949   9,320,877

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
   *Scheid Vineyards, Inc. Class A........................     440 $     11,656
    Seaboard Corp.........................................   1,738    4,901,160
   *Seneca Foods Corp. Class A............................  33,027    1,160,899
   *Seneca Foods Corp. Class B............................   2,794       98,042
    Snyders-Lance, Inc.................................... 290,781    9,203,219
    Spartan Stores, Inc................................... 109,462    2,153,118
    Spectrum Brands Holdings, Inc......................... 117,302    6,618,179
    Stephan Co. (The).....................................   3,400        5,372
  #*Susser Holdings Corp.................................. 121,232    6,270,119
  #*Tofutti Brands, Inc...................................  19,440       29,354
   #Tootsie Roll Industries, Inc.......................... 141,790    4,801,009
   *TreeHouse Foods, Inc.................................. 170,277   12,087,964
  #*United Natural Foods, Inc............................. 164,064    9,614,150
   #United-Guardian, Inc..................................  19,179      532,217
   #Universal Corp........................................ 113,899    6,982,009
  #*USANA Health Sciences, Inc............................  67,939    5,613,120
   #Vector Group, Ltd.....................................  66,856    1,113,152
    Village Super Market, Inc. Class A....................  34,683    1,278,069
    WD-40 Co..............................................  68,012    3,911,370
    Weis Markets, Inc..................................... 107,733    5,410,351
                                                                   ------------
Total Consumer Staples....................................          292,582,370
                                                                   ------------
Energy -- (3.9%)
  #*Abraxas Petroleum Corp................................ 111,700      272,548
    Adams Resources & Energy, Inc.........................  18,683    1,249,332
   #Alon USA Energy, Inc.................................. 290,262    3,964,979
  #*Alpha Natural Resources, Inc.......................... 657,177    3,575,043
    AMEN Properties, Inc..................................      19       11,619
  #*Approach Resources, Inc............................... 138,132    3,659,117
   *Barnwell Industries, Inc..............................  32,713      115,804
  #*Basic Energy Services, Inc............................ 179,520    2,053,709
   #Berry Petroleum Co. Class A...........................  22,468      911,077
  #*Bill Barrett Corp..................................... 202,144    4,532,068
  #*BioFuel Energy Corp...................................   7,735       29,934
   *Black Ridge Oil and Gas, Inc..........................   8,404        5,379
    Bolt Technology Corp..................................  38,130      691,297
  #*Bonanza Creek Energy, Inc............................. 173,466    7,067,005
  #*BPZ Resources, Inc.................................... 533,942    1,286,800
    Bristow Group, Inc.................................... 195,800   13,316,358
  #*C&J Energy Services, Inc.............................. 130,210    2,519,563
  #*Cal Dive International, Inc........................... 364,422      714,267
  #*Callon Petroleum Co................................... 167,398      669,592
   #CARBO Ceramics, Inc................................... 108,728    9,552,842
  #*Carrizo Oil & Gas, Inc................................ 230,983    7,315,232
   *Clayton Williams Energy, Inc..........................  47,899    2,726,890
  #*Clean Energy Fuels Corp............................... 409,703    5,289,266
   *Cloud Peak Energy, Inc................................ 299,399    4,799,366
   #Comstock Resources, Inc............................... 248,936    4,174,657
   #Contango Oil & Gas Co.................................  68,764    2,658,416
   *Crimson Exploration, Inc.............................. 161,220      517,516
    Crosstex Energy, Inc.................................. 263,897    5,301,691
   *Dawson Geophysical Co.................................  36,071    1,301,442
    Delek US Holdings, Inc................................ 340,679   10,305,540

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
   #DHT Holdings, Inc.....................................  42,024 $   195,412
   *Double Eagle Petroleum Co.............................  38,812     135,454
  #*Emerald Oil, Inc...................................... 161,196   1,160,611
  #*Endeavour International Corp.......................... 121,748     518,646
   *ENGlobal Corp.........................................  92,274      89,893
   *EPL Oil & Gas, Inc.................................... 221,141   7,111,895
   *Era Group, Inc........................................  56,650   1,381,693
   *Evolution Petroleum Corp..............................  28,839     356,738
   *Exterran Holdings, Inc................................ 361,285  11,470,799
  #*FieldPoint Petroleum Corp.............................  31,986     135,621
  #*FX Energy, Inc........................................  34,037     124,575
  #*Geospace Technologies Corp............................  51,810   3,855,182
  #*Gevo, Inc.............................................  16,201      29,810
  #*Global Geophysical Services, Inc...................... 221,744     973,456
  #*Green Plains Renewable Energy, Inc.................... 162,666   2,693,749
   *Gulf Coast Ultra Deep Royalty Trust................... 339,862     713,710
    Gulf Island Fabrication, Inc..........................  57,105   1,412,207
   #Gulfmark Offshore, Inc. Class A....................... 135,930   6,694,552
   *Gulfport Energy Corp..................................  93,087   4,952,228
  #*Halcon Resources Corp................................. 248,594   1,362,295
  #*Harvest Natural Resources, Inc........................ 170,665     703,140
   *Helix Energy Solutions Group, Inc..................... 561,527  14,245,940
   *Hercules Offshore, Inc................................ 777,124   5,362,156
   *HKN, Inc..............................................   2,360     165,200
   *Hornbeck Offshore Services, Inc....................... 196,844  10,422,890
   *Houston American Energy Corp..........................  59,887      19,224
   *ION Geophysical Corp.................................. 952,274   5,856,485
  #*James River Coal Co................................... 119,960     237,521
  #*Key Energy Services, Inc.............................. 625,030   3,962,690
  #*Lucas Energy, Inc.....................................  78,003     106,084
  #*Magnum Hunter Resources Corp.......................... 322,707   1,235,968
   *Matador Resources Co..................................  69,161     906,009
   *Matrix Service Co..................................... 151,319   2,398,406
   *Mexco Energy Corp.....................................   6,572      36,573
  #*Miller Energy Resources, Inc..........................     789       3,937
   *Mitcham Industries, Inc...............................  54,852     928,644
   *Natural Gas Services Group, Inc.......................  49,792   1,212,435
  #*Newpark Resources, Inc................................ 488,187   5,584,859
   #Nordic American Tankers, Ltd..........................   3,153      29,890
  #*Northern Oil and Gas, Inc............................. 186,789   2,467,483
  #*Nuverra Environmental Solutions, Inc.................. 990,304   2,921,397
  #*Overseas Shipholding Group, Inc....................... 100,481     406,948
    Panhandle Oil and Gas, Inc. Class A...................  25,309     753,196
   *Parker Drilling Co.................................... 530,517   3,220,238
   *PDC Energy, Inc....................................... 178,345   9,835,727
  #*Penn Virginia Corp.................................... 247,451   1,247,153
   *PetroQuest Energy, Inc................................ 266,713   1,200,208
   *PHI, Inc. (69336T106).................................   4,419     156,875
   *PHI, Inc. (69336T205).................................  45,179   1,590,301
   *Pioneer Energy Services Corp.......................... 318,683   2,160,671
   *PostRock Energy Corp..................................  23,314      42,898
   *Pyramid Oil Co........................................  17,796      79,548
   *Renewable Energy Group, Inc...........................  54,427     847,973

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
   #Rentech, Inc.......................................... 913,205 $  1,954,259
   *REX American Resources Corp...........................  21,400      778,746
  #*Rex Energy Corp....................................... 302,427    5,803,574
  #*RigNet, Inc...........................................   1,436       39,203
  #*Rosetta Resources, Inc................................   5,636      257,058
  #*Royale Energy, Inc....................................  10,018       27,049
   *Saratoga Resources, Inc...............................     548          981
    Scorpio Tankers, Inc.................................. 161,301    1,604,945
    SEACOR Holdings, Inc..................................  61,106    5,350,441
    SemGroup Corp. Class A................................ 227,354   12,831,860
   #Ship Finance International, Ltd....................... 425,251    6,842,289
   *Steel Excel, Inc......................................  32,698      948,242
  #*Stone Energy Corp..................................... 195,981    4,774,097
  #*Swift Energy Co....................................... 151,326    1,927,893
   *Synergy Resources Corp................................ 164,335    1,273,596
  #*Syntroleum Corp.......................................  12,079       87,090
    Targa Resources Corp..................................  68,042    4,638,423
    Teekay Corp...........................................  85,326    3,384,882
   *Tesco Corp............................................  65,492      867,114
   *TETRA Technologies, Inc............................... 389,895    3,945,737
    TGC Industries, Inc...................................  95,637      857,864
   *Triangle Petroleum Corp............................... 165,658    1,176,172
   *Unit Corp.............................................  16,675      751,709
  #*Uranium Energy Corp...................................  38,948       89,970
  #*US Energy Corp. Wyoming...............................  10,000       19,400
  #*USEC, Inc.............................................  15,223      298,514
  #*Vaalco Energy, Inc.................................... 288,447    1,788,371
  #*Verenium Corp.........................................   8,907       19,417
   #W&T Offshore, Inc..................................... 358,177    5,834,703
   *Warren Resources, Inc................................. 271,650      779,636
   #Western Refining, Inc................................. 418,576   12,611,695
  #*Westmoreland Coal Co..................................  22,177      283,200
   *Willbros Group, Inc................................... 264,207    1,897,006
  #*Zion Oil & Gas, Inc...................................   9,773       21,892
                                                                   ------------
Total Energy..............................................          310,072,570
                                                                   ------------
Financials -- (13.9%)
   *1st Constitution Bancorp..............................   1,951       18,710
    1st Source Corp....................................... 100,124    2,731,383
    1st United Bancorp Inc/Boca Raton.....................  48,835      379,936
   #Access National Corp..................................  30,693      467,454
   *Alexander & Baldwin, Inc.............................. 218,729    9,687,507
    Alliance Bancorp, Inc. of Pennsylvania................   3,510       51,878
  #*Altisource Asset Management Corp......................  10,675    3,586,800
  #*Altisource Portfolio Solutions SA..................... 119,358   14,718,035
  #*Altisource Residential Corp...........................  27,023      518,031
   #Ameriana Bancorp......................................   2,912       32,061
   *American Capital, Ltd................................. 418,940    5,722,720
   #American Equity Investment Life Holding Co............ 361,797    6,584,705
   *American Independence Corp............................   7,700       59,136
   #American National Bankshares, Inc.....................  23,894      569,633
    American National Insurance Co........................       5          563
   *American River Bankshares.............................   7,326       65,201

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
   *American Safety Insurance Holdings, Ltd...............  40,533 $ 1,214,369
   *American Spectrum Realty, Inc.........................   3,652       9,568
   *Ameris Bancorp........................................  98,754   1,901,014
    AMERISAFE, Inc........................................  93,091   3,326,141
    AmeriServ Financial, Inc.............................. 278,158     826,129
   #Amtrust Financial Services, Inc....................... 323,081  13,449,862
    Argo Group International Holdings, Ltd................ 135,966   6,070,882
   #Arrow Financial Corp..................................  44,471   1,171,366
    ASB Financial Corp....................................     900      12,375
    Aspen Insurance Holdings, Ltd......................... 168,531   6,318,227
    Associated Banc-Corp.................................. 194,185   3,289,494
    Asta Funding, Inc.....................................  48,129     424,016
    Astoria Financial Corp................................ 381,780   4,657,716
    Atlantic American Corp................................  20,640      80,083
  #*Atlantic Coast Financial Corp.........................     143         688
  #*Atlanticus Holdings Corp..............................  73,372     278,814
   #Auburn National BanCorp., Inc.........................   2,786      62,629
   *AV Homes, Inc.........................................  46,957     758,356
    Baldwin & Lyons, Inc. Class A.........................   1,471      38,731
    Baldwin & Lyons, Inc. Class B.........................  29,949     799,938
   #Banc of California, Inc...............................  26,572     391,140
    Bancfirst Corp........................................  51,193   2,676,370
   *Bancorp, Inc.......................................... 151,484   2,272,260
   #BancorpSouth, Inc..................................... 523,499  10,286,755
    Bank Mutual Corp...................................... 126,616     786,285
    Bank of Commerce Holdings.............................   4,992      26,358
   #Bank of Hawaii Corp................................... 224,226  12,475,935
    Bank of Kentucky Financial Corp.......................   3,533      96,981
   #Bank of the Ozarks, Inc............................... 188,493   9,006,196
    BankFinancial Corp....................................  75,127     646,092
    BankUnited, Inc.......................................  26,800     810,432
    Banner Corp........................................... 102,194   3,789,354
    Bar Harbor Bankshares.................................  12,753     500,683
    BBCN Bancorp, Inc..................................... 425,751   6,220,222
   *BBX Capital Corp. Class A.............................  60,353     856,409
    BCB Bancorp, Inc......................................  18,073     190,309
   *BCSB Bancorp, Inc.....................................   1,710      42,391
   *Beneficial Mutual Bancorp, Inc........................ 271,163   2,337,425
    Berkshire Bancorp, Inc................................  10,144      85,615
    Berkshire Hills Bancorp, Inc..........................  91,248   2,381,573
   *BFC Financial Corp. Class A...........................  48,033     124,886
   #BGC Partners, Inc. Class A............................ 407,671   2,560,174
   *BNCCORP, Inc..........................................   3,900      49,335
  #*BofI Holding, Inc.....................................  77,823   4,221,898
    Boston Private Financial Holdings, Inc................ 426,681   4,714,825
    Bridge Bancorp, Inc...................................   8,125     174,200
   *Bridge Capital Holdings...............................   3,703      61,062
    Brookline Bancorp, Inc................................ 350,437   3,455,309
    Bryn Mawr Bank Corp...................................  52,370   1,464,265
    C&F Financial Corp....................................     966      52,203
    Calamos Asset Management, Inc. Class A................ 108,959   1,160,413
    California First National Bancorp.....................  14,701     254,180
  #*Camco Financial Corp..................................   9,661      41,929

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Camden National Corp.................................    31,481 $ 1,224,926
    Cape Bancorp, Inc....................................     6,168      57,856
   *Capital Bank Financial Corp. Class A.................     7,001     133,719
   *Capital City Bank Group, Inc.........................    48,603     608,510
   oCapital Properties, Inc..............................     2,340       2,340
    Capital Properties, Inc. Class A.....................     2,600      20,176
    Capital Southwest Corp...............................     6,465     937,296
    CapitalSource, Inc................................... 1,117,458  13,521,242
   #Capitol Federal Financial, Inc.......................   832,754  10,501,028
    Cardinal Financial Corp..............................   151,152   2,472,847
   #Cash America International, Inc......................   156,121   6,557,082
   #Cathay General Bancorp...............................   445,816  10,592,588
    Center Bancorp, Inc..................................    42,784     644,755
    Centerstate Banks, Inc...............................    65,852     649,301
  #*Central Pacific Financial Corp.......................    37,614     699,244
   #Century Bancorp, Inc. Class A........................     5,255     186,920
    CFS Bancorp, Inc.....................................   176,125   2,102,932
   #Charter Financial Corp...............................    27,896     303,787
    Chemical Financial Corp..............................   116,834   3,488,663
    Chicopee Bancorp, Inc................................     9,906     172,662
    Citizens Community Bancorp, Inc......................     1,592      12,020
   *Citizens First Corp..................................       400       4,084
   #Citizens Holding Co..................................     2,717      48,227
  #*Citizens, Inc........................................   188,693   1,347,268
   #City Holding Co......................................    65,853   2,914,654
   #CKX Lands, Inc.......................................     5,107      72,826
    Clifton Savings Bancorp, Inc.........................    47,202     587,665
    CNB Financial Corp...................................    17,955     321,035
    CNO Financial Group, Inc.............................   978,475  13,972,623
    CoBiz Financial, Inc.................................   138,325   1,388,783
    Codorus Valley Bancorp, Inc..........................     2,264      41,024
    Cohen & Steers, Inc..................................    14,801     508,710
   *Colonial Financial Services, Inc.....................       728      10,363
  #*Colony Bankcorp, Inc.................................    10,672      77,265
    Columbia Banking System, Inc.........................   231,644   5,786,467
    Commercial National Financial Corp...................     3,979      84,952
   #Community Bank System, Inc...........................   197,952   6,639,310
   #Community Trust Bancorp, Inc.........................    66,008   2,630,419
  #*Community West Bancshares............................     6,650      37,473
   *CommunityOne Bancorp.................................       214       1,819
   #Consolidated-Tomoka Land Co..........................    13,049     506,954
  #*Consumer Portfolio Services, Inc.....................    48,069     312,448
   *Cowen Group, Inc. Class A............................   268,822     868,295
   #Crawford & Co. Class A...............................    95,513     629,431
   #Crawford & Co. Class B...............................    61,352     482,227
   *Credit Acceptance Corp...............................    59,060   6,643,659
  #*Customers Bancorp, Inc...............................     6,289     105,341
    CVB Financial Corp...................................   566,268   7,412,448
  #*DFC Global Corp......................................   205,008   3,175,574
   #Diamond Hill Investment Group, Inc...................       985     101,977
    Dime Community Bancshares, Inc.......................   168,776   2,962,019
    Donegal Group, Inc. Class A..........................    64,023     880,316
   #Donegal Group, Inc. Class B..........................     5,267     124,828

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
  #*Doral Financial Corp..................................   4,303 $   103,315
    Eagle Bancorp Montana, Inc............................     225       2,579
    Eastern Insurance Holdings, Inc.......................  25,294     493,992
   *Eastern Virginia Bankshares, Inc......................     590       3,511
  #*eHealth, Inc..........................................  97,203   2,988,020
    EMC Insurance Group, Inc..............................  37,461   1,086,369
    Employers Holdings, Inc............................... 153,065   4,024,079
  #*Encore Capital Group, Inc............................. 142,355   5,531,915
    Endurance Specialty Holdings, Ltd..................... 223,292  11,751,858
  #*Enstar Group, Ltd.....................................  41,459   5,956,829
   #Enterprise Bancorp, Inc...............................  10,055     202,206
    Enterprise Financial Services Corp....................  59,047   1,094,141
   #ESB Financial Corp....................................  62,464     818,903
    ESSA Bancorp, Inc.....................................  44,575     505,926
    Evans Bancorp, Inc....................................   3,162      61,691
   #Evercore Partners, Inc. Class A....................... 195,565   9,273,692
   *Ezcorp, Inc. Class A.................................. 199,375   3,604,700
   *Farmers Capital Bank Corp.............................   9,226     225,299
    FBL Financial Group, Inc. Class A..................... 112,288   4,966,498
    Federal Agricultural Mortgage Corp. Class A...........   2,089      60,550
    Federal Agricultural Mortgage Corp. Class C...........  53,973   1,678,021
   #Federated Investors, Inc. Class B.....................  85,763   2,489,700
    Federated National Holding Co.........................  28,865     294,134
    Fidelity Southern Corp................................  18,689     288,563
    Financial Engines, Inc................................  34,506   1,647,316
    Financial Institutions, Inc...........................  49,613     998,710
   *First Acceptance Corp.................................  13,967      25,699
    First American Financial Corp......................... 248,670   5,652,269
  #*First BanCorp.........................................  70,914     533,982
   #First Bancorp.........................................  52,374     829,080
    First Bancorp, Inc....................................  32,161     575,682
   *First Bancshares, Inc. (318687100)....................   1,345      10,451
    First Bancshares, Inc. (318916103)....................     921      11,513
    First Busey Corp...................................... 266,909   1,331,876
    First Business Financial Services, Inc................   2,089      68,791
  #*First Cash Financial Services, Inc.................... 161,136   8,604,662
    First Citizens BancShares, Inc. Class A...............  12,599   2,639,490
   #First Commonwealth Financial Corp..................... 475,698   3,572,492
    First Community Bancshares, Inc.......................  61,723     985,099
   #First Connecticut Bancorp Inc/Farmington..............     500       7,500
    First Defiance Financial Corp.........................  39,705   1,048,212
  #*First Federal Bancshares of Arkansas, Inc.............  11,406     112,349
   *First Federal of Northern Michigan Bancorp, Inc.......  32,874     143,659
   #First Financial Bancorp............................... 328,259   5,288,252
   #First Financial Bankshares, Inc....................... 133,168   8,209,807
   #First Financial Corp..................................  54,997   1,823,701
    First Financial Holdings, Inc.........................  85,299   4,728,983
   #First Financial Northwest, Inc........................  44,269     471,908
   *First Financial Service Corp..........................   5,202      18,675
   #First Horizon National Corp...........................  20,945     258,252
    First Interstate Bancsystem, Inc......................  43,856   1,033,686
    First M&F Corp........................................  10,824     191,910
   *First Marblehead Corp. (The).......................... 129,350     219,895

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    First Merchants Corp.................................   121,624 $ 2,276,801
    First Midwest Bancorp, Inc...........................   339,172   5,179,156
   *First Place Financial Corp...........................   151,301         484
   *First South Bancorp, Inc.............................    20,886     137,221
  #*First United Corp....................................     9,289      69,853
    First West Virginia Bancorp..........................        63       1,065
   #Firstbank Corp.......................................    10,400     167,232
    FirstMerit Corp......................................   570,195  12,783,772
  #*Flagstar Bancorp, Inc................................    31,136     510,630
    Flushing Financial Corp..............................   136,338   2,584,968
   #FNB Corp.............................................   771,084   9,746,502
  #*Forestar Group, Inc..................................   191,675   4,142,097
    Fox Chase Bancorp, Inc...............................    44,680     782,794
    Franklin Financial Corp..............................       101       1,845
    Fulton Financial Corp................................ 1,088,379  13,702,692
   #FXCM, Inc. Class A...................................   100,183   1,653,019
    GAINSCO, Inc.........................................       220       1,733
    GAMCO Investors, Inc. Class A........................    20,868   1,177,164
    Geo Group, Inc. (The)................................   304,103  10,558,456
   #German American Bancorp, Inc.........................    30,368     840,283
    GFI Group, Inc.......................................   477,660   1,910,640
   #Glacier Bancorp, Inc.................................   410,498   9,991,521
   *Gleacher & Co., Inc..................................    13,341     180,504
   *Global Indemnity P.L.C...............................    60,537   1,572,751
    Gouverneur Bancorp, Inc..............................     1,695      18,476
    Great Southern Bancorp, Inc..........................    45,129   1,317,767
  #*Green Dot Corp. Class A..............................    66,536   1,548,958
   #Greenhill & Co., Inc.................................   140,925   7,094,164
  #*Greenlight Capital Re, Ltd. Class A..................   145,123   3,837,052
    Guaranty Bancorp.....................................    37,021     464,243
   *Guaranty Federal Bancshares, Inc.....................     2,800      35,756
   *Hallmark Financial Services, Inc.....................    67,422     658,713
    Hampden Bancorp, Inc.................................     2,924      45,585
   *Hampton Roads Bankshares, Inc........................     3,123       5,309
   *Hanmi Financial Corp.................................   147,259   2,503,403
    Hanover Insurance Group, Inc. (The)..................   144,981   7,804,327
    Harleysville Savings Financial Corp..................     1,615      30,847
   *Harris & Harris Group, Inc...........................   113,497     354,111
   #Hawthorn Bancshares, Inc.............................       727       9,530
   #HCI Group, Inc.......................................    62,211   2,270,701
    Heartland Financial USA, Inc.........................    50,986   1,427,608
  #*Heritage Commerce Corp...............................    46,358     340,731
    Heritage Financial Corp..............................    36,617     581,844
    Heritage Financial Group, Inc........................     7,167     137,176
    HF Financial Corp....................................     8,198     110,099
    HFF, Inc. Class A....................................   170,429   3,579,009
   *Hilltop Holdings, Inc................................   348,750   5,939,212
    Hingham Institution for Savings......................     4,073     292,727
   *HMN Financial, Inc...................................    31,110     227,725
   *Home Bancorp, Inc....................................       921      16,808
   #Home BancShares, Inc.................................   266,368   7,277,174
    Home Federal Bancorp, Inc............................    47,652     668,081
    HopFed Bancorp, Inc..................................     7,872      87,458

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Horace Mann Educators Corp............................ 199,015 $ 5,640,085
    Horizon Bancorp.......................................   4,900     117,453
   #Hudson Valley Holding Corp............................  28,295     586,272
    Iberiabank Corp....................................... 131,991   7,761,071
   *ICG Group, Inc........................................ 178,878   2,169,790
    Independence Holding Co...............................  76,440   1,072,453
   #Independent Bank Corp. (453836108)....................  96,489   3,593,250
  #*Independent Bank Corp. (453838609)....................  28,411     221,606
    Infinity Property & Casualty Corp.....................  47,846   3,110,468
    Interactive Brokers Group, Inc. Class A............... 265,459   4,300,436
   *InterGroup Corp. (The)................................   1,860      38,818
    International Bancshares Corp......................... 271,065   6,562,484
  #*Intervest Bancshares Corp. Class A....................  14,332     106,057
  #*INTL. FCStone, Inc....................................  69,377   1,284,168
   *Investment Technology Group, Inc...................... 141,126   2,005,400
    Investors Bancorp, Inc................................ 509,745  11,316,339
  #*Investors Capital Holdings, Ltd.......................     615       2,934
   #Investors Title Co....................................   5,458     407,003
  #*Jacksonville Bancorp, Inc.............................   1,615         840
   #Janus Capital Group, Inc.............................. 391,332   3,666,781
   *Jefferson Bancshares, Inc.............................     427       2,472
    JMP Group, Inc........................................  74,354     527,913
  #*JW Mays, Inc..........................................     200       5,165
   *KCG Holdings, Inc. Class A............................  40,047     369,233
  #*Kearny Financial Corp................................. 156,507   1,621,413
    Kemper Corp........................................... 270,713   9,461,419
    Kennedy-Wilson Holdings, Inc.......................... 232,766   3,980,299
    Kentucky First Federal Bancorp........................  11,174      95,985
   #Lake Shore Bancorp, Inc...............................     537       6,294
    Lakeland Bancorp, Inc................................. 132,084   1,484,624
    Lakeland Financial Corp...............................  65,132   2,054,915
    Landmark Bancorp Inc/Manhattan........................   4,230      86,673
    Life Partners Holdings, Inc...........................  59,461     155,788
    LNB Bancorp, Inc......................................  32,149     291,913
   *Louisiana Bancorp Inc/Metaire.........................   1,387      25,271
    LSB Financial Corp....................................     291       7,188
  #*Macatawa Bank Corp.................................... 113,670     589,947
   *Magyar Bancorp, Inc...................................   1,800      10,782
    Maiden Holdings, Ltd.................................. 225,066   2,736,803
    MainSource Financial Group, Inc.......................  72,019   1,041,395
  #*Malvern Bancorp, Inc..................................   2,604      31,222
    Manning & Napier, Inc.................................  15,478     277,830
    MarketAxess Holdings, Inc............................. 187,184   9,677,413
    Marlin Business Services Corp.........................  43,011     984,092
   *Maui Land & Pineapple Co., Inc........................  16,899      71,398
    Mayflower Bancorp, Inc................................   2,666      52,467
    MB Financial, Inc..................................... 303,016   8,720,800
  #*MBIA, Inc............................................. 899,489  12,143,101
   *MBT Financial Corp....................................  12,507      49,528
    MCG Capital Corp...................................... 336,744   1,848,725
   #Meadowbrook Insurance Group, Inc...................... 181,899   1,380,613
    Medallion Financial Corp..............................  99,720   1,504,775
    Mercantile Bank Corp..................................  17,559     350,653

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Merchants Bancshares, Inc.............................  27,552 $  855,214
    Mercury General Corp.................................. 165,746  7,325,973
   *Meridian Interstate Bancorp, Inc......................  30,250    618,915
   #Meta Financial Group, Inc.............................  10,434    306,968
   *Metro Bancorp, Inc....................................  84,977  1,857,597
   #MetroCorp Bancshares, Inc.............................  19,897    212,898
  #*MGIC Investment Corp.................................. 675,535  5,161,087
    MicroFinancial, Inc...................................  39,515    320,862
   #Mid Penn Bancorp, Inc.................................   2,649     30,397
   #MidSouth Bancorp, Inc.................................  17,719    288,820
   #MidWestOne Financial Group, Inc.......................     741     19,333
   #Montpelier Re Holdings, Ltd........................... 263,090  7,106,061
    MSB Financial Corp....................................   1,000      7,525
    MutualFirst Financial, Inc............................  10,911    161,592
    National Interstate Corp..............................  49,385  1,345,741
    National Penn Bancshares, Inc......................... 791,456  8,539,810
    National Western Life Insurance Co. Class A...........   4,334    927,259
    Naugatuck Valley Financial Corp.......................   1,596     12,561
   *Navigators Group, Inc. (The)..........................  65,420  3,791,743
    NBT Bancorp, Inc...................................... 189,108  4,268,168
    Nelnet, Inc. Class A.................................. 175,054  6,806,100
   *New Century Bancorp, Inc..............................   2,400     15,648
   #New Hampshire Thrift Bancshares, Inc..................   8,785    122,726
  #*NewBridge Bancorp.....................................  23,166    189,730
   *Newport Bancorp, Inc..................................   3,732     65,049
  #*NewStar Financial, Inc................................ 183,769  2,830,043
    Nicholas Financial, Inc...............................   4,051     63,074
   *North Valley Bancorp..................................     377      6,560
   #Northeast Bancorp.....................................     493      4,974
    Northeast Community Bancorp, Inc......................  11,679     76,614
   #Northfield Bancorp, Inc............................... 215,987  2,531,368
    Northrim BanCorp, Inc.................................  15,577    397,525
    Northway Financial, Inc...............................   5,279     92,858
   #Northwest Bancshares, Inc............................. 481,350  6,652,257
    Norwood Financial Corp................................   1,963     57,143
   #Ocean Shore Holding Co................................   3,443     51,645
    OceanFirst Financial Corp.............................  78,343  1,338,098
    OFG Bancorp........................................... 254,070  4,692,673
   #Ohio Valley Banc Corp.................................   6,595    146,475
   #Old Line Bancshares, Inc..............................   4,075     53,301
    Old National Bancorp.................................. 545,050  7,854,170
  #*Old Second Bancorp, Inc...............................  46,326    281,662
   *OmniAmerican Bancorp, Inc.............................  55,762  1,318,214
    OneBeacon Insurance Group, Ltd. Class A............... 122,382  1,774,539
    Oppenheimer Holdings, Inc. Class A....................  23,277    445,987
    Oritani Financial Corp................................ 239,801  3,899,164
    Pacific Continental Corp..............................  68,126    839,994
   *Pacific Mercantile Bancorp............................   8,605     53,351
   *Pacific Premier Bancorp, Inc..........................  15,487    201,796
   #PacWest Bancorp....................................... 186,324  6,599,596
   #Park National Corp....................................  66,264  5,228,230
   *Park Sterling Corp.................................... 124,278    832,663
   *Patriot National Bancorp, Inc.........................   3,100      4,433

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Peapack Gladstone Financial Corp......................  34,320 $   671,299
    Penns Woods Bancorp, Inc..............................  16,245     746,295
    Peoples Bancorp of North Carolina, Inc................   3,975      54,974
    Peoples Bancorp, Inc..................................  33,323     749,434
   #Peoples Bancorp/Auburn................................     555      12,071
  #*PHH Corp.............................................. 275,392   6,240,383
   *Phoenix Cos., Inc. (The)..............................  17,230     735,204
  #*PICO Holdings, Inc.................................... 103,724   2,270,518
  #*Pinnacle Financial Partners, Inc...................... 181,482   5,168,607
   *Piper Jaffray Cos.....................................  66,404   2,227,854
    Platinum Underwriters Holdings, Ltd................... 169,903   9,869,665
   *Popular, Inc..........................................  22,673     745,942
  #*Porter Bancorp, Inc...................................   9,708      16,601
   *Portfolio Recovery Associates, Inc....................  74,534  11,128,672
   *Preferred Bank........................................  17,238     292,874
    Premier Financial Bancorp, Inc........................   9,271     114,960
    Primerica, Inc........................................ 301,999  12,394,039
   *Primus Guaranty, Ltd..................................  52,225     527,472
    PrivateBancorp, Inc................................... 414,851   9,786,335
   #Prosperity Bancshares, Inc............................ 104,968   6,195,211
   #Protective Life Corp.................................. 146,613   6,352,741
    Provident Financial Holdings, Inc.....................  40,296     705,180
    Provident Financial Services, Inc..................... 289,766   5,154,937
   #Provident New York Bancorp............................ 158,746   1,722,394
  #*Prudential Bancorp, Inc. of Pennsylvania..............   8,148      79,606
   #Pulaski Financial Corp................................  39,714     397,537
   #Pzena Investment Management, Inc. Class A.............  29,376     209,157
    QC Holdings, Inc......................................  67,835     182,476
   #Radian Group, Inc..................................... 466,486   6,554,128
    Renasant Corp.........................................  94,157   2,579,902
   #Republic Bancorp, Inc. Class A........................  74,766   1,956,626
  #*Republic First Bancorp, Inc...........................  21,386      71,857
    Resource America, Inc. Class A........................  67,766     562,458
   *Riverview Bancorp, Inc................................  37,965      98,709
   #RLI Corp.............................................. 106,224   8,767,729
    Rockville Financial, Inc.............................. 107,724   1,411,184
    Roma Financial Corp...................................  64,952   1,240,583
   *Royal Bancshares of Pennsylvania, Inc. Class A........   8,295      15,097
    Ryman Hospitality Properties..........................  91,221   3,397,982
    S&T Bancorp, Inc...................................... 140,442   3,438,020
  #*Safeguard Scientifics, Inc............................  90,490   1,352,825
    Safety Insurance Group, Inc...........................  68,567   3,686,848
   #Salisbury Bancorp, Inc................................   2,458      73,617
    Sandy Spring Bancorp, Inc.............................  97,231   2,376,326
   #SB Financial Group, Inc...............................     790       6,241
  #*Seacoast Banking Corp. of Florida..................... 103,813     244,999
    Selective Insurance Group, Inc........................ 266,432   6,514,262
   *Shore Bancshares, Inc.................................  16,489     130,593
    SI Financial Group, Inc...............................   5,705      64,581
    Sierra Bancorp........................................  35,875     566,107
    Simmons First National Corp. Class A..................  71,785   1,963,320
   #Simplicity Bancorp, Inc...............................  17,616     260,893
   *South Street Financial Corp...........................     400       2,280

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *Southcoast Financial Corp............................        14 $        76
   oSouthern Community Financial.........................    57,808      12,718
   *Southern First Bancshares, Inc.......................     3,037      40,149
    Southern Missouri Bancorp, Inc.......................     1,107      29,612
   #Southern National Bancorp of Virginia, Inc...........       493       4,886
   #Southside Bancshares, Inc............................    76,301   1,906,762
   *Southwest Bancorp, Inc...............................    74,601   1,116,031
    Southwest Georgia Financial Corp.....................     1,844      18,846
  #*St Joe Co. (The).....................................   285,095   6,465,955
    StanCorp Financial Group, Inc........................   125,174   6,645,488
    State Auto Financial Corp............................   125,260   2,542,778
    StellarOne Corp......................................    82,289   1,742,881
    Sterling Bancorp.....................................   135,661   1,838,207
    Sterling Financial Corp..............................     1,668      44,252
   #Stewart Information Services Corp....................    98,075   3,033,460
  #*Stifel Financial Corp................................   347,739  13,092,373
   *Stratus Properties, Inc..............................    26,622     342,093
   *Suffolk Bancorp......................................    78,876   1,431,599
    Summit State Bank....................................       195       1,966
  #*Sun Bancorp, Inc.....................................   239,736     795,924
    Susquehanna Bancshares, Inc..........................   993,604  13,214,933
   *Sussex Bancorp.......................................    10,149      68,201
  #*SWS Group, Inc.......................................    72,807     433,930
    SY Bancorp, Inc......................................    51,244   1,415,872
    Symetra Financial Corp...............................   248,372   4,465,729
    Synovus Financial Corp............................... 3,440,963  11,458,407
   *Taylor Capital Group, Inc............................    73,897   1,657,510
   #TCF Financial Corp...................................   884,573  13,480,893
   #Teche Holding Co.....................................     5,917     269,993
   *Tejon Ranch Co.......................................   130,526   4,410,474
    Territorial Bancorp, Inc.............................    39,716     903,142
   #Teton Advisors, Inc. Class A.........................       311       8,102
  #*Texas Capital Bancshares, Inc........................   206,748   9,404,967
    TF Financial Corp....................................     7,379     200,266
   #Thomas Properties Group, Inc.........................   225,505   1,276,358
    Timberland Bancorp, Inc..............................    76,238     666,320
   #Tompkins Financial Corp..............................    38,964   1,758,445
    Tower Financial Corp.................................     3,098      44,518
    Tower Group International, Ltd.......................   217,552   4,757,862
    TowneBank............................................    92,522   1,477,576
    Tree.com, Inc........................................    32,698     617,665
    Trico Bancshares.....................................    52,924   1,146,334
   #TrustCo Bank Corp....................................   478,848   2,844,357
   #Trustmark Corp.......................................   352,477   9,506,305
   #UMB Financial Corp...................................   198,159  11,849,908
   #Umpqua Holdings Corp.................................   565,205   9,518,052
    Unico American Corp..................................    11,600     132,588
   #Union Bankshares Inc/Morrisville.....................     2,252      47,022
    Union First Market Bankshares Corp...................    88,724   1,960,800
    United Bancshares, Inc...............................       900      11,700
   #United Bankshares, Inc...............................   235,937   6,681,736
   *United Community Banks, Inc..........................   120,651   1,644,473
  #*United Community Financial Corp......................   503,382   2,325,625

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
    United Financial Bancorp, Inc.......................  70,300 $    1,097,383
    United Fire Group, Inc.............................. 108,670      2,826,507
  #*United Security Bancshares..........................  27,470        117,297
    Unity Bancorp, Inc..................................   8,514         66,835
    Universal Insurance Holdings, Inc................... 211,697      1,663,938
    Univest Corp. of Pennsylvania.......................  62,207      1,262,180
   #Valley National Bancorp............................. 164,843      1,706,125
   *Vantagesouth Bancshares, Inc........................   4,600         23,230
   #ViewPoint Financial Group, Inc...................... 194,122      4,187,212
   *Virginia Commerce Bancorp, Inc...................... 112,621      1,692,694
   *Virtus Investment Partners, Inc.....................  31,188      5,816,562
   #VSB Bancorp, Inc....................................   1,037         10,847
   *Walker & Dunlop, Inc................................  60,828      1,121,668
    Washington Banking Co...............................  58,986        858,246
    Washington Federal, Inc............................. 462,347     10,056,047
    Washington Trust Bancorp, Inc.......................  69,285      2,240,677
   *Waterstone Financial, Inc...........................  17,619        191,695
    Wayne Savings Bancshares, Inc.......................   2,043         21,738
    Webster Financial Corp.............................. 469,997     12,802,718
    WesBanco, Inc....................................... 112,422      3,310,828
    West BanCorp., Inc..................................  61,843        846,012
   #Westamerica BanCorp................................. 128,095      6,147,279
   *Western Alliance Bancorp............................ 486,398      8,623,837
    Westfield Financial, Inc............................ 110,392        768,328
    Westwood Holdings Group, Inc........................  24,868      1,236,934
    Wilshire Bancorp, Inc............................... 343,127      3,016,086
   #Wintrust Financial Corp............................. 180,178      7,371,082
  #*World Acceptance Corp...............................  62,914      5,239,478
   *Wright Investors' Service Holdings, Inc.............  13,860         29,106
    WSFS Financial Corp.................................   1,518         90,367
    WVS Financial Corp..................................   4,423         48,609
   *Yadkin Financial Corp...............................  12,826        199,957
   *ZipRealty, Inc...................................... 103,092        342,265
                                                                 --------------
Total Financials........................................          1,109,063,654
                                                                 --------------
Health Care -- (7.7%)
   #Abaxis, Inc.........................................  41,719      1,756,370
  #*ABIOMED, Inc........................................   3,655         91,667
  #*Acadia Healthcare Co., Inc..........................  10,853        400,150
  #*Accelerate Diagnostics, Inc.........................   9,013         75,529
  #*Accuray, Inc........................................ 350,040      2,173,748
   *Acorda Therapeutics, Inc............................ 172,953      6,567,025
  #*Adcare Health Systems, Inc..........................  12,270         55,215
   *Addus HomeCare Corp.................................  30,554        600,081
  #*Aegerion Pharmaceuticals, Inc.......................   5,022        459,965
  #*Affymax, Inc........................................ 141,242        244,349
   *Affymetrix, Inc..................................... 305,129      1,159,490
   #Air Methods Corp.................................... 217,770      7,314,894
  #*Akorn, Inc..........................................  87,370      1,239,780
  #*Albany Molecular Research, Inc...................... 166,522      2,116,495
   *Alere, Inc..........................................  65,092      2,174,073
  #*Align Technology, Inc............................... 286,722     12,340,515
   *Alkermes P.L.C...................................... 113,481      3,810,692

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Alliance HealthCare Services, Inc.....................  33,729 $   657,715
   *Allied Healthcare Products............................  13,770      34,012
  #*Allscripts Healthcare Solutions, Inc.................. 600,090   9,487,423
    Almost Family, Inc....................................  33,488     640,625
   *Alnylam Pharmaceuticals, Inc..........................  47,543   2,195,060
   *Alphatec Holdings, Inc................................ 255,458     587,553
   *AMAG Pharmaceuticals, Inc.............................  69,284   1,558,890
  #*Amedisys, Inc......................................... 109,320   1,367,593
  #*American Caresource Holdings, Inc.....................   3,658       7,170
   *American Shared Hospital Services.....................  10,189      29,956
  #*Amicus Therapeutics, Inc..............................   5,320      12,981
   *AMN Healthcare Services, Inc.......................... 258,651   3,822,862
   *Amsurg Corp........................................... 151,416   5,921,880
    Analogic Corp.........................................  62,875   4,488,646
   *AngioDynamics, Inc.................................... 102,036   1,219,330
   *ANI Pharmaceuticals, Inc..............................   1,342       9,299
   *Anika Therapeutics, Inc...............................  74,173   1,491,619
   *Arqule, Inc...........................................  86,415     230,728
   *Arrhythmia Research Technology, Inc...................   9,581      22,851
   *ArthroCare Corp....................................... 135,974   4,930,417
   *Astex Pharmaceuticals................................. 435,449   2,277,398
   *AtriCure, Inc.........................................  11,728     113,292
    Atrion Corp...........................................   9,065   2,186,025
  #*Authentidate Holding Corp.............................  41,534      36,758
  #*AVEO Pharmaceuticals, Inc............................. 126,042     302,501
  #*Baxano Surgical, Inc.................................. 107,994     214,908
  #*Bio-Reference Labs, Inc............................... 129,207   3,456,287
  #*Bioanalytical Systems, Inc............................   5,617       8,257
   *BioScrip, Inc......................................... 370,302   6,017,407
   *Biospecifics Technologies Corp........................  10,491     172,997
    Biota Pharmaceuticals, Inc............................  24,681      99,958
    BioTelemetry, Inc..................................... 126,074     953,119
   *Bovie Medical Corp....................................  54,539     163,617
  #*BSD Medical Corp......................................  56,629      81,546
   *Cambrex Corp.......................................... 148,291   2,172,463
    Cantel Medical Corp................................... 201,135   5,338,123
   *Capital Senior Living Corp............................ 146,494   3,375,222
  #*Cardica, Inc..........................................  24,942      29,432
  #*Catalyst Pharmaceutical Partners, Inc.................   6,701       8,711
  #*Celldex Therapeutics, Inc............................. 265,843   5,444,465
  #*Celsion Corp..........................................  37,275      45,103
   *Centene Corp.......................................... 258,159  14,320,080
  #*Cepheid, Inc..........................................  36,660   1,278,334
   *Charles River Laboratories International, Inc......... 279,456  12,726,426
   #Chemed Corp........................................... 102,071   7,205,192
   *Chindex International, Inc............................   6,842     117,135
  #*Cleveland Biolabs, Inc................................   7,404      12,365
  #*Codexis, Inc..........................................  41,835     102,496
   #Computer Programs & Systems, Inc......................  57,344   3,196,355
    CONMED Corp........................................... 121,090   3,971,752
  #*Corcept Therapeutics, Inc.............................  59,506     125,558
  #*Cornerstone Therapeutics, Inc.........................   8,840      78,853
   *Corvel Corp...........................................  98,432   3,335,860

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *Cross Country Healthcare, Inc........................   116,763 $   658,543
    CryoLife, Inc........................................   106,974     757,376
  #*Cumberland Pharmaceuticals, Inc......................   100,403     562,257
   *Cutera, Inc..........................................    73,938     706,108
   *Cyberonics, Inc......................................   137,637   7,155,748
   *Cynosure, Inc. Class A...............................    97,923   2,788,838
   *Cytokinetics, Inc....................................    29,221     363,508
    Daxor Corp...........................................    14,561     104,839
  #*Depomed, Inc.........................................    19,755     128,803
   *Digirad Corp.........................................   120,709     296,944
  #*Discovery Laboratories, Inc..........................     1,415       2,278
  #*Durect Corp..........................................   120,100     151,326
  #*Dyax Corp............................................   173,946     701,002
   *Dynacq Healthcare, Inc...............................    24,797         992
   *Emergent Biosolutions, Inc...........................   147,438   2,608,178
   *Emeritus Corp........................................   112,771   2,615,159
   *Encision, Inc........................................     2,013       2,416
  #*Endocyte, Inc........................................    13,199     237,186
    Ensign Group, Inc. (The).............................   103,197   3,946,253
  #*EnteroMedics, Inc....................................     3,200       3,584
  #*Entremed, Inc........................................     9,289      17,649
  #*Enzo Biochem, Inc....................................   184,277     401,724
    Enzon Pharmaceuticals, Inc...........................   213,649     427,298
  #*Exact Sciences Corp..................................    80,468   1,104,021
   *Exactech, Inc........................................    46,584   1,005,749
  #*ExamWorks Group, Inc.................................   101,223   2,457,694
  #*Exelixis, Inc........................................    65,727     333,236
   *Five Star Quality Care, Inc..........................   161,870     958,270
   *Furiex Pharmaceuticals, Inc..........................    31,418   1,382,078
  #*Galena Biopharma, Inc................................        84         164
  #*Genomic Health, Inc..................................     2,221      79,156
   *Gentiva Health Services, Inc.........................   140,693   1,511,043
   *Geron Corp...........................................   165,706     217,075
   *Greatbatch, Inc......................................   128,714   4,865,389
  #*GTx, Inc.............................................    67,662     324,101
  #*Haemonetics Corp.....................................   283,180  11,955,860
   *Hanger, Inc..........................................   177,324   6,546,802
   *Harvard Bioscience, Inc..............................   135,909     727,113
   *Health Management Associates, Inc. Class A...........   832,810  11,226,279
   *Health Net, Inc......................................   393,493  12,068,430
  #*HealthSouth Corp.....................................   403,287  13,131,025
   *HealthStream, Inc....................................    99,925   3,147,637
   *Healthways, Inc......................................   168,100   2,884,596
   #Hi-Tech Pharmacal Co., Inc...........................    60,287   2,166,715
   #Hill-Rom Holdings, Inc...............................   343,875  12,747,446
  #*HMS Holdings Corp....................................    40,096     969,922
   *Hooper Holmes, Inc................................... 1,113,795     427,697
  #*Horizon Pharma, Inc..................................    28,436      71,659
  #*iBio, Inc............................................    20,300      10,049
   *ICU Medical, Inc.....................................    74,534   5,343,342
  #*Idera Pharmaceuticals, Inc...........................   146,982     194,016
  #*Immunomedics, Inc....................................   128,283     729,930
   *Impax Laboratories, Inc..............................   334,831   6,944,395

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Incyte Corp., Ltd..................................... 113,589 $ 2,659,118
  #*Infinity Pharmaceuticals, Inc......................... 154,375   3,269,662
  #*Integra LifeSciences Holdings Corp.................... 127,562   5,024,667
    Invacare Corp......................................... 125,678   1,961,834
  #*IPC The Hospitalist Co., Inc..........................  74,710   3,763,143
   *Iridex Corp...........................................   4,691      29,084
  #*Isis Pharmaceuticals, Inc.............................  69,742   2,012,057
    Kewaunee Scientific Corp..............................  10,235     137,149
   *Kindred Healthcare, Inc............................... 259,424   3,984,753
   #Landauer, Inc.........................................  43,491   2,142,802
   *Lannett Co., Inc...................................... 103,549   1,438,296
   *LCA-Vision, Inc.......................................  68,039     273,517
    LeMaitre Vascular, Inc................................  76,701     528,470
   *LHC Group, Inc........................................  78,398   1,798,450
   *LifePoint Hospitals, Inc.............................. 236,483  11,625,504
  #*Luminex Corp..........................................  32,826     653,566
   *Magellan Health Services, Inc......................... 138,535   7,917,275
   #Masimo Corp........................................... 253,563   5,905,482
  #*Mast Therapeutics, Inc................................  76,900      33,990
    Maxygen, Inc.......................................... 155,971     389,927
   *MedAssets, Inc........................................ 320,728   6,982,249
  o*MedCath Corp..........................................  65,962      90,368
   *Medical Action Industries, Inc........................  76,730     705,149
  #*Medicines Co. (The)................................... 368,206  11,377,565
  #*MediciNova, Inc.......................................  25,896      69,401
   *Medidata Solutions, Inc............................... 100,054   9,257,997
   #Meridian Bioscience, Inc..............................  51,902   1,283,536
  #*Merit Medical Systems, Inc............................ 203,030   2,667,814
  #*Metabolix, Inc........................................   2,612       4,284
   #MGC Diagnostics Corp..................................     215       1,772
   *Misonix, Inc..........................................  86,409     445,870
  #*Molina Healthcare, Inc................................ 257,180   9,546,522
   *Momenta Pharmaceuticals, Inc.......................... 248,910   4,296,187
  #*MWI Veterinary Supply, Inc............................  30,517   4,338,602
  #*Myriad Genetics, Inc.................................. 413,992  12,283,143
  #*Nanosphere, Inc.......................................  68,940     217,850
   #National Healthcare Corp..............................  42,718   2,051,746
   *National Research Corp. Class A.......................  88,416   1,589,720
   #National Research Corp. Class B.......................  14,736     576,178
   *Natus Medical, Inc.................................... 148,894   1,904,354
   *Neogen Corp...........................................  53,111   2,999,709
   *Neurocrine Biosciences, Inc...........................   5,898      82,513
   *NuVasive, Inc......................................... 244,299   5,574,903
   *Omnicell, Inc......................................... 181,352   3,826,527
   *OncoGenex Pharmaceutical, Inc.........................  11,746     114,758
  #*Oncothyreon, Inc......................................   7,277      12,516
  #*Opko Health, Inc...................................... 799,047   5,952,900
  #*OraSure Technologies, Inc.............................  23,066     102,182
   *Orthofix International NV.............................  83,984   1,907,277
  #*Osiris Therapeutics, Inc..............................  25,262     289,250
   #Owens & Minor, Inc.................................... 360,916  12,978,539
  #*Pacific Biosciences of California, Inc................  20,473      53,025
   #Pain Therapeutics, Inc................................ 151,174     365,841

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
  #*PAREXEL International Corp............................ 290,659 $14,373,088
   *PDI, Inc.............................................. 119,189     554,229
   #PDL BioPharma, Inc.................................... 697,874   5,666,737
  #*Pernix Therapeutics Holdings..........................  24,884      84,606
   *PharMerica Corp....................................... 125,283   1,834,143
  #*PhotoMedex, Inc.......................................  17,948     285,732
  #*Pozen, Inc............................................ 168,990     971,692
  #*Progenics Pharmaceuticals, Inc........................ 147,191     881,674
   *ProPhase Labs, Inc....................................  15,982      24,772
   *Providence Service Corp. (The)........................  72,643   2,002,768
  #*pSivida Corp..........................................  72,613     273,751
    Psychemedics Corp.....................................   6,901      83,088
   #Quality Systems, Inc.................................. 175,925   4,023,405
  #*Quidel Corp........................................... 133,557   3,575,321
   *RadNet, Inc........................................... 144,576     401,921
  #*Repligen Corp......................................... 176,096   1,790,896
  #*Repros Therapeutics, Inc..............................   6,764     139,541
  #*Rigel Pharmaceuticals, Inc............................ 215,483     820,990
   *Rochester Medical Corp................................  52,588     777,251
   *RTI Biologics, Inc.................................... 247,930     971,886
  #*Sangamo Biosciences, Inc..............................  97,767     953,228
  #*Santarus, Inc......................................... 269,151   6,545,752
  #*Sciclone Pharmaceuticals, Inc......................... 293,368   1,836,484
    Select Medical Holdings Corp.......................... 270,448   2,425,919
    Simulations Plus, Inc.................................  35,178     167,799
  #*Skilled Healthcare Group, Inc. Class A................ 101,578     662,289
  #*Solta Medical, Inc.................................... 205,928     558,065
    Span-America Medical Systems, Inc.....................  12,193     255,931
   *Spectranetics Corp.................................... 109,297   1,969,532
   #Spectrum Pharmaceuticals, Inc......................... 280,684   2,368,973
  #*Staar Surgical Co.....................................  79,542     835,986
  #*StemCells, Inc........................................  10,349      16,972
  #*Stereotaxis, Inc......................................   8,630      45,221
    STERIS Corp........................................... 282,552  12,720,491
  #*Strategic Diagnostics, Inc............................   1,950       1,911
   *Sucampo Pharmaceuticals, Inc. Class A.................  63,175     387,263
   *SunLink Health Systems, Inc...........................  20,792      15,781
   *SurModics, Inc........................................  79,987   1,618,937
   *Symmetry Medical, Inc................................. 161,803   1,409,304
  #*Synageva BioPharma Corp...............................   3,327     160,029
  #*Synthetic Biologics, Inc..............................   9,950      14,925
   *Targacept, Inc........................................  26,171     130,855
   *Team Health Holdings, Inc............................. 317,151  12,755,813
  #*Tenet Healthcare Corp.................................  70,389   3,142,869
   *Theragenics Corp...................................... 571,070   1,164,983
  #*Theravance, Inc.......................................   6,351     244,895
   *Thoratec Corp......................................... 319,166  10,465,453
  #*Threshold Pharmaceuticals, Inc........................  10,400      56,368
   *Tornier NV............................................  17,572     288,181
  #*Transcept Pharmaceuticals, Inc........................  73,786     207,339
   *Triple-S Management Corp. Class B.....................  83,217   1,810,802
   oTrubion Pharmeceuticals, Inc..........................  17,329          --
    Universal American Corp............................... 315,022   3,414,838

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
  #*Uroplasty, Inc........................................  12,442 $     28,243
    US Physical Therapy, Inc..............................  51,547    1,475,275
   #Utah Medical Products, Inc............................  16,465      919,076
   *Vanguard Health Systems, Inc..........................  76,847    1,606,871
   *Vascular Solutions, Inc...............................  77,319    1,249,475
  #*VCA Antech, Inc....................................... 487,914   14,032,407
  #*Vical, Inc............................................  12,783       49,342
  #*ViroPharma, Inc....................................... 328,649   11,279,234
  #*Vision Sciences, Inc..................................   4,525        4,299
  #*Volcano Corp..........................................  10,083      201,358
  #*WellCare Health Plans, Inc............................  67,375    4,111,896
    West Pharmaceutical Services, Inc..................... 175,594   12,951,813
   *Wright Medical Group, Inc............................. 242,666    6,653,902
  #*XenoPort, Inc.........................................  34,270      184,715
    Xstelos Holdings, Inc.................................  22,800       32,376
  #*Zalicus, Inc..........................................  21,256       10,256
  #*Zeltiq Aesthetics, Inc................................   1,900       11,476
                                                                   ------------
Total Health Care.........................................          612,925,227
                                                                   ------------
Industrials -- (14.7%)
   #AAON, Inc............................................. 173,113    3,734,047
    AAR Corp.............................................. 202,943    4,919,338
    ABM Industries, Inc................................... 285,154    7,385,489
   #Acacia Research Corp.................................. 215,375    4,914,858
  #*ACCO Brands Corp...................................... 232,143    1,534,465
  #*Accuride Corp.........................................  15,089       86,309
    Aceto Corp............................................ 143,249    2,223,224
    Acme United Corp......................................   7,500      104,100
   #Acorn Energy, Inc.....................................  81,749      709,581
   *Active Power, Inc.....................................  77,492      286,720
   #Actuant Corp. Class A................................. 410,545   14,496,344
   *Adept Technology, Inc.................................  63,689      226,096
  #*Advisory Board Co. (The).............................. 114,888    6,742,777
   *Aegion Corp........................................... 223,230    5,094,109
  #*AeroCentury Corp......................................   2,989       66,445
  #*Aerovironment, Inc.................................... 136,499    3,086,242
   *Air Transport Services Group, Inc..................... 235,561    1,573,547
    Aircastle, Ltd........................................ 213,426    3,752,029
    Alamo Group, Inc......................................  55,758    2,323,436
    Albany International Corp. Class A.................... 140,305    4,841,926
    Allegiant Travel Co................................... 101,017    9,837,035
    Alliant Techsystems, Inc.............................. 169,067   15,740,138
   oAllied Defense Group, Inc. (The)......................  59,074      310,139
    Allied Motion Technologies, Inc.......................  12,558       90,166
    Altra Holdings, Inc................................... 175,804    4,384,552
    AMERCO................................................  73,467   12,219,031
  #*Ameresco, Inc. Class A................................  71,092      649,781
   #American Railcar Industries, Inc...................... 113,169    4,066,162
    American Science & Engineering, Inc...................  39,844    2,422,117
  #*American Superconductor Corp..........................  57,131      143,399
   *American Woodmark Corp................................  45,228    1,568,959
    Ampco-Pittsburgh Corp.................................  37,840      728,042
   *AMREP Corp............................................   8,340       81,315

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    Apogee Enterprises, Inc............................... 160,425 $ 4,292,973
    Applied Industrial Technologies, Inc.................. 224,959  11,733,861
   *ARC Document Solutions, Inc........................... 184,660     880,828
    Argan, Inc............................................  35,786     567,208
   #Arkansas Best Corp.................................... 136,394   2,959,750
   *Arotech Corp..........................................  33,040      45,265
    Art's-Way Manufacturing Co., Inc......................     400       2,744
  #*Ascent Solar Technologies, Inc........................ 100,796     106,844
    Astec Industries, Inc.................................  97,463   3,411,205
  #*Astronics Corp........................................  61,742   2,439,426
   *AT Cross Co. Class A..................................  51,722     962,029
  #*Atlas Air Worldwide Holdings, Inc..................... 129,165   5,765,926
   *Avalon Holdings Corp. Class A.........................  41,336     152,530
   *Avis Budget Group, Inc................................ 493,987  15,629,749
    AZZ, Inc.............................................. 137,189   5,189,860
   #Baltic Trading, Ltd...................................   7,431      27,941
    Barnes Group, Inc..................................... 297,640   9,822,120
    Barrett Business Services, Inc........................  40,530   2,847,638
  #*Beacon Roofing Supply, Inc............................ 284,406  11,600,921
   #Belden, Inc........................................... 249,680  14,633,745
   *Blount International, Inc............................. 245,385   3,234,174
  #*BlueLinx Holdings, Inc................................ 119,501     221,077
    Brady Corp. Class A................................... 246,973   8,216,792
   *Breeze-Eastern Corp...................................  41,547     383,687
   #Briggs & Stratton Corp................................ 263,173   5,329,253
    Brink's Co. (The)..................................... 234,928   6,279,625
  #*Builders FirstSource, Inc............................. 144,888     854,839
   *CAI International, Inc................................  90,501   1,899,616
  #*Casella Waste Systems, Inc. Class A................... 110,137     525,354
  #*CBIZ, Inc............................................. 194,164   1,409,631
    CDI Corp..............................................  67,588   1,063,159
    Ceco Environmental Corp...............................  63,831     852,782
    Celadon Group, Inc.................................... 122,477   2,463,012
  #*Chart Industries, Inc................................. 150,375  17,097,638
    Chicago Rivet & Machine Co............................   2,523      65,598
    CIRCOR International, Inc.............................  85,324   4,481,217
   #CLARCOR, Inc..........................................  74,653   4,104,422
    Coleman Cable, Inc....................................  53,228   1,156,644
   *Columbus McKinnon Corp................................  90,523   2,002,369
    Comfort Systems USA, Inc.............................. 175,447   2,710,656
   *Command Security Corp.................................   3,850       5,929
  #*Commercial Vehicle Group, Inc......................... 164,750   1,192,790
    Compx International, Inc..............................   9,814     170,665
    Con-way, Inc.......................................... 321,372  13,320,869
    Conrad Industries, Inc................................   6,600     196,350
   *Consolidated Graphics, Inc............................  46,487   2,491,238
   #Corporate Executive Board Co. (The)................... 170,009  11,463,707
    Courier Corp..........................................  43,514     675,337
    Covanta Holding Corp..................................  25,697     534,755
   *Covenant Transportation Group, Inc. Class A........... 158,118   1,013,536
  #*CPI Aerostructures, Inc...............................  26,965     302,278
   *CRA International, Inc................................  38,940     745,312
   #Cubic Corp............................................ 123,822   6,259,202

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    Curtiss-Wright Corp................................... 208,133 $ 8,458,525
   #Deluxe Corp........................................... 283,463  11,624,818
   *DigitalGlobe, Inc..................................... 424,136  13,742,006
   *Dolan Co. (The)....................................... 109,295     277,609
    Douglas Dynamics, Inc................................. 103,984   1,494,250
   *Ducommun, Inc.........................................  52,878   1,207,734
   *DXP Enterprises, Inc..................................  71,795   4,953,855
   *Dycom Industries, Inc................................. 165,303   4,377,223
    Dynamic Materials Corp................................  54,594   1,058,578
  #*Eagle Bulk Shipping, Inc..............................  59,714     229,302
    Eastern Co. (The).....................................  20,021     334,751
  #*Echo Global Logistics, Inc............................  76,538   1,666,232
    Ecology and Environment, Inc. Class A.................  10,494     114,490
    EMCOR Group, Inc...................................... 306,181  12,639,152
    Encore Wire Corp...................................... 105,265   4,390,603
  #*Energy Recovery, Inc.................................. 163,092     712,712
   *EnerNOC, Inc.......................................... 139,589   2,180,380
    EnerSys, Inc.......................................... 260,524  13,786,930
  #*Engility Holdings, Inc................................  12,057     392,938
   #Ennis, Inc............................................ 115,545   2,141,049
  #*EnPro Industries, Inc................................. 120,304   6,836,876
   *Environmental Tectonics Corp..........................   7,400      16,465
    ESCO Technologies, Inc................................ 125,008   4,329,027
    Espey Manufacturing & Electronics Corp................  10,959     300,277
   *Esterline Technologies Corp........................... 156,675  12,759,612
    Exelis, Inc........................................... 780,550  11,536,529
    Exponent, Inc.........................................  60,053   3,970,704
   *Federal Signal Corp................................... 341,361   3,311,202
   *Flow International Corp............................... 218,434     843,155
    Forward Air Corp...................................... 156,431   5,720,682
   *Franklin Covey Co..................................... 113,617   1,833,778
   #Franklin Electric Co., Inc............................ 230,329   8,582,059
   #FreightCar America, Inc...............................  51,678     941,056
   *Frozen Food Express Industries........................ 155,948     325,931
  #*FTI Consulting, Inc................................... 175,927   6,555,040
   *Fuel Tech, Inc........................................  95,412     353,024
   *Furmanite Corp........................................ 183,666   1,375,658
    G&K Services, Inc. Class A............................  88,951   4,697,502
    GATX Corp............................................. 249,467  11,270,919
  #*Genco Shipping & Trading, Ltd......................... 144,051     299,626
   *Gencor Industries, Inc................................   5,287      40,710
  #*GenCorp, Inc.......................................... 228,340   3,998,233
   #Generac Holdings, Inc................................. 240,144  10,410,242
   #General Cable Corp.................................... 263,612   8,309,050
   *Gibraltar Industries, Inc............................. 144,735   2,228,919
    Global Power Equipment Group, Inc.....................  41,097     743,034
  #*Goldfield Corp. (The).................................  77,899     167,483
   #Gorman-Rupp Co. (The).................................  88,432   3,071,243
   *GP Strategies Corp....................................  89,628   2,367,076
    Graham Corp...........................................  44,850   1,466,147
    Granite Construction, Inc............................. 189,420   5,729,955
    Great Lakes Dredge & Dock Corp........................ 286,793   2,205,438
  #*Greenbrier Cos., Inc.................................. 133,816   3,060,372

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Griffon Corp.........................................   250,837 $ 2,984,960
    H&E Equipment Services, Inc..........................   197,288   4,506,058
    Hardinge, Inc........................................    49,414     781,729
    Harsco Corp..........................................   436,028  11,232,081
  #*Hawaiian Holdings, Inc...............................   250,708   1,915,409
   #Heartland Express, Inc...............................   476,125   7,008,560
   #HEICO Corp...........................................   111,370   6,325,816
    HEICO Corp. Class A..................................   122,045   4,908,650
    Heidrick & Struggles International, Inc..............    76,702   1,179,677
  #*Heritage-Crystal Clean, Inc..........................     4,651      72,277
    Herman Miller, Inc...................................   326,547   9,179,236
  #*Hexcel Corp..........................................     3,453     121,580
   *Hill International, Inc..............................   142,630     447,858
   #HNI Corp.............................................   216,465   8,249,481
   *Horizon Lines, Inc. Class A..........................     4,998       6,647
   #Houston Wire & Cable Co..............................    82,411   1,222,155
   *Hub Group, Inc. Class A..............................   210,818   8,063,789
   *Hudson Global, Inc...................................   120,105     284,649
  #*Hudson Technologies, Inc.............................     3,900       9,165
    Huntington Ingalls Industries, Inc...................   227,971  14,175,237
    Hurco Cos., Inc......................................    24,776     706,116
   *Huron Consulting Group, Inc..........................   112,948   5,753,571
   *Huttig Building Products, Inc........................   100,706     240,687
    Hyster-Yale Materials Handling, Inc..................    57,606   3,744,966
   *ICF International, Inc...............................    82,531   2,755,710
  #*II-VI, Inc...........................................   253,878   4,488,563
  #*InnerWorkings, Inc...................................   132,365   1,546,023
  #*Innotrac Corp........................................    16,000      60,320
   #Innovative Solutions & Support, Inc..................    46,017     354,791
    Insperity, Inc.......................................   126,237   4,174,658
    Insteel Industries, Inc..............................    74,934   1,258,891
   *Integrated Electrical Services, Inc..................    30,483     179,545
   *Intelligent Systems Corp.............................    32,937      38,207
    Interface, Inc.......................................   340,927   6,474,204
    International Shipholding Corp.......................    18,655     510,028
   #Intersections, Inc...................................    90,158     872,729
   #ITT Corp.............................................   239,815   7,491,821
  #*JetBlue Airways Corp................................. 1,322,800   8,651,112
    John Bean Technologies Corp..........................   149,632   3,547,775
   *JPS Industries, Inc..................................     8,700      46,893
    Kadant, Inc..........................................    37,897   1,240,748
   #Kaman Corp...........................................   121,440   4,597,718
    Kaydon Corp..........................................   175,060   5,090,745
   #Kelly Services, Inc. Class A.........................   165,755   3,243,825
    Kelly Services, Inc. Class B.........................       350       7,028
   *Key Technology, Inc..................................    20,756     300,547
    Kforce, Inc..........................................   183,050   3,053,274
    Kimball International, Inc. Class B..................   131,015   1,439,855
   #Knight Transportation, Inc...........................   460,331   7,811,817
    Knoll, Inc...........................................   244,921   4,046,095
   *Korn/Ferry International.............................   211,401   4,128,662
  #*Kratos Defense & Security Solutions, Inc.............   133,934     902,715
    Landstar System, Inc.................................    18,284     988,433

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    Lawson Products, Inc..................................  33,860 $   410,722
   *Layne Christensen Co..................................  84,735   1,642,164
    LB Foster Co. Class A.................................  45,127   2,097,503
   #Lindsay Corp..........................................  68,157   5,118,591
  #*LMI Aerospace, Inc....................................  50,099     926,331
    LS Starrett Co. (The) Class A.........................  24,736     257,749
   #LSI Industries, Inc...................................  94,390     770,222
  #*Luna Innovations, Inc.................................   6,456       8,522
   *Lydall, Inc...........................................  63,864     993,724
  #*Magnetek, Inc.........................................  38,959     698,535
  #*Manitex International, Inc............................   6,890      79,511
   #Manitowoc Co., Inc. (The)............................. 657,085  13,489,955
    Marten Transport, Ltd................................. 146,354   2,511,435
  #*MasTec, Inc........................................... 433,060  14,290,980
    Mastech Holdings, Inc.................................     418       4,096
    Matson, Inc........................................... 219,064   6,203,893
    McGrath RentCorp...................................... 101,146   3,463,239
   *Meritor, Inc.......................................... 132,772   1,079,436
    Met-Pro Corp..........................................  58,590     799,754
   *Metalico, Inc......................................... 162,485     235,603
   *Mfri, Inc.............................................  18,405     199,510
    Michael Baker Corp....................................  28,961   1,170,024
  #*Middleby Corp.........................................  77,973  13,952,489
    Miller Industries, Inc................................  57,987     962,004
    Mine Safety Appliances Co............................. 188,520  10,016,068
  #*Mistras Group, Inc.................................... 112,617   1,893,092
   *Mobile Mini, Inc...................................... 258,387   8,916,935
   *Moog, Inc. Class A.................................... 193,485  10,881,596
  #*Moog, Inc. Class B....................................  10,012     566,779
    Mueller Industries, Inc............................... 175,509   9,633,689
    Mueller Water Products, Inc. Class A.................. 881,027   6,819,149
    Multi-Color Corp......................................  52,968   1,833,222
   *MYR Group, Inc........................................ 111,127   2,400,343
   #National Presto Industries, Inc.......................  27,933   2,070,953
   *National Technical Systems, Inc.......................  26,035     415,258
   *Navigant Consulting, Inc.............................. 206,135   2,766,332
  #*Navistar International Corp........................... 139,750   4,772,463
  #*NCI Building Systems, Inc.............................  22,318     316,469
    NL Industries, Inc.................................... 150,263   1,666,417
    NN, Inc...............................................  78,558     966,263
   *Nortek, Inc...........................................   1,844     124,488
   *Northwest Pipe Co.....................................  39,247   1,169,561
  #*Ocean Power Technologies, Inc.........................  34,916      54,818
  #*Odyssey Marine Exploration, Inc....................... 125,767     446,473
   #Omega Flex, Inc.......................................  25,792     464,514
   *On Assignment, Inc.................................... 292,978   8,944,618
  #*Orbit International Corp..............................   1,977       6,801
   *Orbital Sciences Corp................................. 276,925   5,134,190
  #*Orion Energy Systems, Inc.............................  59,525     204,766
   *Orion Marine Group, Inc...............................  78,201     982,987
   *Pacer International, Inc.............................. 166,890   1,033,049
    PAM Transportation Services, Inc......................  32,028     383,375
   *Park-Ohio Holdings Corp...............................  57,786   2,030,022

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *Patrick Industries, Inc...............................  52,450 $ 1,306,530
  #*Patriot Transportation Holding, Inc...................  38,246   1,317,575
   *Pendrell Corp......................................... 161,066     386,558
   *PGT, Inc.............................................. 207,967   2,079,670
    Pike Electric Corp.................................... 163,887   2,001,060
  #*Plug Power, Inc.......................................  66,963      29,263
  #*PMFG, Inc.............................................  35,785     271,966
  #*Polypore International, Inc........................... 218,658   9,181,449
  #*Powell Industries, Inc................................  58,996   2,902,603
   *PowerSecure International, Inc........................ 106,140   1,727,959
    Preformed Line Products Co............................  22,931   1,672,816
    Primoris Services Corp................................ 279,710   5,817,968
    Providence and Worcester Railroad Co..................   5,591      97,283
   #Quad/Graphics, Inc....................................     700      19,628
  #*Quality Distribution, Inc............................. 131,392   1,387,500
   #Quanex Building Products Corp......................... 182,487   3,105,929
   #Raven Industries, Inc................................. 144,084   4,417,615
   *RBC Bearings, Inc..................................... 106,611   5,848,679
    RCM Technologies, Inc................................. 146,273     792,800
  #*Real Goods Solar, Inc. Class A........................   2,817       6,733
   *Republic Airways Holdings, Inc........................ 242,319   3,327,040
    Resources Connection, Inc............................. 205,707   2,735,903
   *Rexnord Corp..........................................     640      12,141
   *Roadrunner Transportation Systems, Inc................ 114,929   3,474,304
   *RPX Corp.............................................. 203,507   3,549,162
   #RR Donnelley & Sons Co................................ 526,113   9,990,886
  #*Rush Enterprises, Inc. Class A........................ 134,822   3,359,764
   *Rush Enterprises, Inc. Class B........................  37,831     816,015
   *Saia, Inc............................................. 120,568   3,609,806
    Schawk, Inc...........................................  83,926   1,156,500
   *Schuff International, Inc.............................   6,400      84,928
   #Servotronics, Inc.....................................   1,500      11,798
    SIFCO Industries, Inc.................................  16,765     335,300
    Simpson Manufacturing Co., Inc........................ 237,470   7,841,259
    SkyWest, Inc.......................................... 250,131   3,781,981
    SL Industries, Inc....................................  20,285     588,265
   #SmartPros, Ltd........................................  10,300      17,716
   *Sparton Corp..........................................  37,944     674,265
   *Spirit Airlines, Inc.................................. 377,509  12,476,672
  #*Standard Parking Corp.................................  69,211   1,593,237
   *Standard Register Co. (The)...........................  29,933      88,901
    Standex International Corp............................  59,459   3,509,865
    Steelcase, Inc. Class A............................... 554,904   8,456,737
   *Sterling Construction Co., Inc........................  57,288     562,568
    Sun Hydraulics Corp................................... 120,882   3,801,739
   *Supreme Industries, Inc. Class A...................... 113,237     636,392
  #*Swift Transportation Co............................... 504,595   9,001,975
    Sypris Solutions, Inc................................. 285,243     924,187
   #TAL International Group, Inc.......................... 197,251   7,939,353
  #*Taser International, Inc.............................. 270,259   2,399,900
  #*Team, Inc............................................. 100,591   3,942,161
  #*Tecumseh Products Co. Class A.........................  47,621     546,689
   *Tecumseh Products Co. Class B.........................   4,097      45,600

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Industrials -- (Continued)
   *Tel-Instrument Electronics Corp.....................   8,400 $       30,660
   *Teledyne Technologies, Inc.......................... 124,954     10,017,562
    Tennant Co..........................................  90,889      4,689,872
  #*Tetra Tech, Inc..................................... 327,366      7,725,838
   #Textainer Group Holdings, Ltd....................... 238,948      8,456,370
   *Thermon Group Holdings, Inc.........................  19,028        380,750
   #Titan International, Inc............................ 262,361      4,523,104
  #*Titan Machinery, Inc................................  99,135      1,892,487
    TMS International Corp. Class A.....................  12,139        198,715
    Toro Co. (The)...................................... 239,432     11,799,209
   *Transcat, Inc.......................................   5,600         43,904
   *TRC Cos., Inc....................................... 357,086      2,963,814
  #*Trex Co., Inc.......................................  15,179        718,574
   *Trimas Corp......................................... 209,210      7,747,046
   #Trinity Industries, Inc............................. 140,469      5,530,265
    Triumph Group, Inc..................................  26,860      2,107,436
   *TrueBlue, Inc....................................... 223,804      5,975,567
   *Tufco Technologies, Inc.............................   4,700         28,200
   *Tutor Perini Corp................................... 194,440      3,846,023
   #Twin Disc, Inc......................................  41,464      1,035,771
   *Ultralife Corp......................................  60,836        211,709
    UniFirst Corp.......................................  76,894      7,537,150
   #United Stationers, Inc.............................. 217,770      9,013,500
   #Universal Forest Products, Inc......................  98,330      4,056,113
  #*Universal Power Group, Inc..........................   9,833         16,421
   *Universal Security Instruments, Inc.................   1,595          8,517
   *Universal Truckload Services, Inc...................  46,075      1,270,288
  #*US Airways Group, Inc............................... 795,980     15,402,213
    US Ecology, Inc.....................................  92,559      2,829,529
   *USA Truck, Inc......................................  29,426        182,735
  #*USG Corp............................................ 199,101      5,003,408
    UTi Worldwide, Inc.................................. 544,842      8,989,893
   *Versar, Inc.........................................  27,782        146,411
    Viad Corp...........................................  99,304      2,388,261
   *Vicor Corp.......................................... 102,646        850,935
   *Virco Manufacturing Corp............................  30,131         72,917
   *Volt Information Sciences, Inc...................... 119,747        838,229
    VSE Corp............................................  11,278        488,112
  #*Wabash National Corp................................ 381,783      4,096,532
    Watsco, Inc. Class B................................  12,022      1,124,658
    Watts Water Technologies, Inc. Class A.............. 157,191      8,217,946
   #Werner Enterprises, Inc............................. 413,827      9,956,678
   *Wesco Aircraft Holdings, Inc........................  56,492      1,105,548
   *Willdan Group, Inc..................................   9,040         25,945
   *Willis Lease Finance Corp...........................  26,350        375,224
   #Woodward, Inc.......................................  13,471        551,233
   #WSI Industries, Inc.................................   1,900         11,020
  #*XPO Logistics, Inc..................................  50,608      1,237,872
                                                                 --------------
Total Industrials.......................................          1,173,666,680
                                                                 --------------
Information Technology -- (14.2%)
  #*3D Systems Corp..................................... 191,533      9,046,104
   *Accelrys, Inc....................................... 270,765      2,363,778

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *ACI Worldwide, Inc.................................... 138,364 $ 6,551,535
  #*Active Network, Inc. (The)............................  67,712     577,583
   *Actuate Corp.......................................... 241,056   1,778,993
   *Acxiom Corp........................................... 416,679  10,737,818
  #*ADDvantage Technologies Group, Inc....................   6,085      15,699
   #ADTRAN, Inc........................................... 223,965   5,919,395
   *Advanced Energy Industries, Inc....................... 213,489   4,624,172
   *Advanced Photonix, Inc. Class A.......................   3,313       2,021
   #Advent Software, Inc.................................. 282,162   8,304,028
   *Aehr Test Systems.....................................  11,205      17,256
   *Aeroflex Holding Corp.................................  98,632     741,713
   *Aetrium, Inc..........................................   7,219       3,392
   *Agilysys, Inc......................................... 109,333   1,267,169
   *Alpha & Omega Semiconductor, Ltd......................  15,353     117,450
    American Software, Inc. Class A....................... 103,442     937,185
   *Amkor Technology, Inc................................. 684,883   2,890,206
   *Amtech Systems, Inc...................................  35,270     241,600
  #*ANADIGICS, Inc........................................ 265,907     571,700
   *Analysts International Corp...........................  60,790     236,473
   *Anaren, Inc...........................................  62,532   1,463,874
   *Anixter International, Inc............................ 180,205  14,964,223
    AOL, Inc..............................................  73,747   2,716,839
  #*Applied Micro Circuits Corp........................... 263,957   3,133,170
   *ARRIS Group, Inc...................................... 645,254   9,704,620
  #*Aruba Networks, Inc...................................     776      13,797
   *AsiaInfo-Linkage, Inc................................. 129,671   1,510,667
    ASML Holding NV.......................................  63,129   5,675,297
  #*Aspen Technology, Inc................................. 226,186   7,360,092
   *Astea International, Inc..............................   2,800       6,678
    Astro-Med, Inc........................................  30,318     344,716
   *ATMI, Inc............................................. 159,553   3,964,892
   *Autobytel, Inc........................................ 141,737     762,545
  #*AVG Technologies NV...................................   1,271      28,343
   *Aviat Networks, Inc................................... 234,019     620,150
   *Avid Technology, Inc.................................. 135,643     808,432
    AVX Corp..............................................   2,996      38,319
    Aware, Inc............................................  66,535     328,683
   *Axcelis Technologies, Inc............................. 373,772     814,823
   *AXT, Inc.............................................. 182,535     511,098
   #Badger Meter, Inc.....................................  69,604   3,315,935
  #*Bankrate, Inc......................................... 111,113   1,992,256
  #*Bazaarvoice, Inc......................................  87,690     918,991
    Bel Fuse, Inc. Class A................................   8,954     139,459
    Bel Fuse, Inc. Class B................................  34,433     538,876
   *Benchmark Electronics, Inc............................ 243,068   5,376,664
   #Black Box Corp........................................  68,151   1,844,166
   #Blackbaud, Inc........................................ 103,793   3,642,096
   *Blonder Tongue Laboratories...........................  22,536      22,536
  #*Blucora, Inc.......................................... 224,372   4,487,440
    Bogen Communications International....................  11,900      15,470
   oBogen Corp............................................  11,900          --
   #Booz Allen Hamilton Holding Corp...................... 104,782   2,240,239
  #*Bottomline Technologies de, Inc....................... 198,046   5,757,197

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
  #*BroadVision, Inc......................................  15,154 $   140,932
   *Brocade Communications Systems, Inc...................  20,145     134,166
    Brooks Automation, Inc................................ 335,926   3,298,793
   *Bsquare Corp..........................................  35,768      99,793
   *BTU International, Inc................................  20,326      55,897
   *Cabot Microelectronics Corp........................... 119,088   4,403,874
  #*CACI International, Inc. Class A...................... 123,418   8,194,955
   *CalAmp Corp........................................... 425,510   6,531,579
   *Calix, Inc............................................ 225,563   2,634,576
   *Cardtronics, Inc...................................... 244,424   7,200,731
   *Cascade Microtech, Inc................................  51,723     362,578
   #Cass Information Systems, Inc.........................  39,312   2,170,416
   *Ceva, Inc.............................................  98,726   1,799,775
   *Checkpoint Systems, Inc............................... 169,670   2,918,324
   *China Information Technology, Inc.....................  55,389     173,368
   *ChyronHego Corp.......................................   1,822       2,751
   *CIBER, Inc............................................ 357,979   1,303,044
  #*Cirrus Logic, Inc.....................................  91,572   1,765,508
  #*Clearfield, Inc.......................................  82,011     891,460
    Cognex Corp........................................... 229,594  12,193,737
  #*Cogo Group, Inc.......................................  19,733      44,991
    Coherent, Inc......................................... 112,872   6,397,585
    Cohu, Inc.............................................  94,073   1,110,061
  o#Commerce One LLC......................................  45,000          --
    Communications Systems, Inc...........................  30,513     323,438
   #Computer Task Group, Inc..............................  87,373   1,625,138
    Compuware Corp........................................ 995,933  11,293,880
   *comScore, Inc.........................................  36,030   1,043,429
    Comtech Telecommunications Corp.......................  99,951   2,706,673
   *Comverse, Inc.........................................  13,233     414,458
    Concurrent Computer Corp..............................  38,899     316,638
   *Constant Contact, Inc.................................  75,996   1,458,363
    Convergys Corp........................................ 527,042   9,976,905
   *CoreLogic, Inc........................................ 240,593   6,712,545
   *Cornerstone OnDemand, Inc.............................  34,199   1,506,124
  #*CoStar Group, Inc.....................................  79,131  12,387,958
   *Cray, Inc............................................. 211,064   4,890,353
   #Crexendo, Inc.........................................  23,717      74,709
    CSG Systems International, Inc........................ 173,686   4,112,884
    CSP, Inc..............................................   8,385      73,201
    CTS Corp.............................................. 203,510   2,859,316
  #*CVD Equipment Corp....................................  10,329     108,041
   *CyberOptics Corp......................................  28,233     169,116
   #Cypress Semiconductor Corp............................ 180,953   2,310,770
    Daktronics, Inc....................................... 200,174   2,177,893
  #*Data I/O Corp.........................................   7,300      16,352
   *Datalink Corp.........................................  81,244   1,057,797
  #*Dataram Corp..........................................  11,830      36,791
  #*Datawatch Corp........................................   3,832      78,748
   *Dealertrack Technologies, Inc......................... 219,658   8,215,209
  #*Demand Media, Inc.....................................  84,075     549,851
  #*Dice Holdings, Inc.................................... 317,356   2,751,477
   #Diebold, Inc.......................................... 262,825   8,583,865

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Digi International, Inc............................... 111,269 $ 1,104,901
    Digimarc Corp.........................................  27,972     587,132
   *Digital River, Inc.................................... 164,654   2,797,471
   *Diodes, Inc........................................... 244,026   6,688,753
   *Dot Hill Systems Corp................................. 691,220   1,963,065
   *DSP Group, Inc........................................  98,661     735,024
  #*DTS, Inc..............................................  74,202   1,679,933
   *Dynamics Research Corp................................  93,697     527,514
    EarthLink, Inc........................................ 496,497   3,113,036
   #Ebix, Inc............................................. 169,396   1,964,994
  #*Echelon Corp..........................................  48,148     108,333
   *Edgewater Technology, Inc.............................  43,768     269,173
  #*Elecsys Corp..........................................  10,067      64,882
    Electro Rent Corp.....................................  99,382   1,776,950
    Electro Scientific Industries, Inc.................... 121,868   1,383,202
   *Electronics for Imaging, Inc.......................... 264,584   7,945,458
  #*Ellie Mae, Inc........................................  18,047     425,007
   #eMagin Corp...........................................  63,552     232,600
  #*Emcore Corp...........................................  97,022     408,463
   *Emulex Corp........................................... 368,492   2,951,621
   *Entegris, Inc......................................... 785,033   7,481,364
   *Entropic Communications, Inc.......................... 327,784   1,452,083
   *Envestnet, Inc........................................  15,866     394,905
   *EPAM Systems, Inc.....................................   3,777     109,344
    EPIQ Systems, Inc..................................... 143,612   1,868,392
    ePlus, Inc............................................  21,291   1,351,766
   *Euronet Worldwide, Inc................................ 269,058   9,904,025
    Evolving Systems, Inc.................................   5,500      39,270
   *Exar Corp............................................. 219,282   2,852,859
   *ExlService Holdings, Inc.............................. 174,062   4,873,736
   *Extreme Networks...................................... 448,529   1,942,131
   *Fabrinet..............................................  86,189   1,276,459
    Fair Isaac Corp....................................... 193,574   9,670,957
   *Fairchild Semiconductor International, Inc............ 633,927   8,000,159
  #*FalconStor Software, Inc.............................. 137,274     140,019
  #*FARO Technologies, Inc................................  67,466   2,478,026
    FEI Co................................................ 177,398  13,739,475
   *Finisar Corp.......................................... 475,110   9,183,876
  #*First Solar, Inc......................................  56,090   2,761,872
   *FormFactor, Inc....................................... 223,420   1,624,263
    Forrester Research, Inc............................... 106,577   3,738,721
    Frequency Electronics, Inc............................  47,309     502,895
  #*Fusion-io, Inc........................................  54,440     785,025
   *Giga-tronics, Inc.....................................   3,942       5,598
  #*GigOptix, Inc.........................................  17,782      22,761
   *Global Cash Access Holdings, Inc...................... 323,253   2,259,538
   #Globalscape, Inc......................................  11,073      19,931
   *Globecomm Systems, Inc................................ 143,348   2,077,113
  #*GSE Systems, Inc......................................  72,970     129,157
   *GSI Group, Inc........................................  66,177     556,549
   *GSI Technology, Inc...................................  98,542     684,867
  #*GT Advanced Technologies, Inc......................... 495,965   2,574,058
  #*Guidance Software, Inc................................  48,882     448,248

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
  #*Guidewire Software, Inc............................... 104,403 $ 4,568,675
    Hackett Group, Inc. (The)............................. 154,717     860,227
   *Harmonic, Inc......................................... 485,031   3,715,337
   *Hauppauge Digital, Inc................................  32,277      21,948
   #Heartland Payment Systems, Inc........................ 199,817   7,455,172
   *Higher One Holdings, Inc..............................  29,137     314,680
  #*Hittite Microwave Corp................................  80,060   5,002,149
  #*Hutchinson Technology, Inc............................ 100,148     343,508
   *ID Systems, Inc.......................................  38,571     193,626
   *Identive Group, Inc................................... 128,478      98,157
  #*IEC Electronics Corp..................................  33,539     113,697
   *iGATE Corp............................................ 284,671   6,635,681
  #*iGO, Inc..............................................   8,757      31,788
   *Ikanos Communications, Inc............................ 218,977     280,291
   *Imation Corp.......................................... 143,848     673,209
   *Immersion Corp........................................  91,211   1,307,966
  #*Infinera Corp......................................... 559,296   6,101,919
  #*Innodata, Inc.........................................  80,576     217,555
   *Inphi Corp............................................  60,742     708,252
   *Insight Enterprises, Inc.............................. 198,610   4,248,268
   *Integrated Device Technology, Inc..................... 816,064   7,352,737
   *Integrated Silicon Solution, Inc...................... 140,733   1,684,574
  #*Intellicheck Mobilisa, Inc............................  61,334      47,841
   *Interactive Intelligence Group, Inc...................  70,851   4,024,337
   #InterDigital, Inc..................................... 126,387   5,021,356
   *Intermec, Inc......................................... 172,259   1,710,532
   *Internap Network Services Corp........................ 319,865   2,606,900
   *International Rectifier Corp.......................... 256,204   6,177,078
   *Internet Patents Corp.................................   1,533       5,136
   *Interphase Corp.......................................  23,732     121,982
    Intersil Corp. Class A................................ 578,755   5,909,089
   #inTEST Corp...........................................  43,077     171,446
  #*Intevac, Inc..........................................  86,353     550,069
   *IntraLinks Holdings, Inc..............................  26,573     252,444
   *IntriCon Corp.........................................  23,513      90,995
   *Ipass, Inc............................................ 479,670   1,050,477
   *Iteris, Inc...........................................  19,424      34,769
  #*Itron, Inc............................................ 188,656   8,134,847
   *Ixia.................................................. 391,109   5,436,415
    IXYS Corp............................................. 126,777   1,424,973
   #j2 Global, Inc........................................ 261,633  11,974,942
   *Kemet Corp............................................ 154,026     671,553
   *Key Tronic Corp.......................................  50,515     572,840
    Keynote Systems, Inc..................................  69,138   1,377,920
  #*Kopin Corp............................................ 264,145     979,978
   *Kulicke & Soffa Industries, Inc....................... 372,192   4,343,481
   *KVH Industries, Inc................................... 112,894   1,579,387
   *Lantronix, Inc........................................   2,333       3,523
   *Lattice Semiconductor Corp............................ 628,796   3,244,587
    Lender Processing Services, Inc....................... 277,225   9,059,713
   #Lexmark International, Inc. Class A................... 256,588   9,619,484
   *LGL Group, Inc. (The).................................   7,103      43,754
   *Lightpath Technologies, Inc. Class A..................   1,850       3,256

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Limelight Networks, Inc............................... 400,054 $   960,130
  #*Lionbridge Technologies, Inc.......................... 224,850     744,254
  #*Liquidity Services, Inc...............................   2,870      81,795
    Littelfuse, Inc....................................... 117,301   9,382,907
   *LivePerson, Inc.......................................   2,985      27,581
  #*LogMeIn, Inc..........................................   2,755      81,879
  #*LoJack Corp...........................................  88,416     294,425
  #*LTX-Credence Corp..................................... 319,926   1,714,803
   *Magnachip Semiconductor Corp.......................... 201,711   4,147,178
   *Management Network Group, Inc.........................  42,154     124,354
   *Manhattan Associates, Inc............................. 106,291   9,389,747
   #ManTech International Corp. Class A...................  86,509   2,555,476
    Marchex, Inc. Class B.................................  96,761     590,242
   *Market Leader, Inc....................................  91,457   1,070,961
  #*Mattersight Corp......................................  26,897      75,312
   *Mattson Technology, Inc............................... 142,298     318,748
    MAXIMUS, Inc.......................................... 339,632  12,773,560
  #*MaxLinear, Inc. Class A...............................   7,724      53,527
  #*Maxwell Technologies, Inc.............................  13,977     110,838
   *Measurement Specialties, Inc..........................  72,513   3,609,697
  #*Mediabistro, Inc......................................  22,428      39,249
   *MEMSIC, Inc...........................................  13,970      58,115
    Mentor Graphics Corp.................................. 663,394  13,619,479
  #*Mercury Systems, Inc.................................. 226,389   2,100,890
   #Mesa Laboratories, Inc................................  15,339   1,001,023
    Methode Electronics, Inc.............................. 229,227   4,330,098
    Micrel, Inc........................................... 309,448   3,283,243
   *Microsemi Corp........................................ 501,004  12,354,759
  #*Mindspeed Technologies, Inc........................... 172,165     528,547
    MKS Instruments, Inc.................................. 278,292   7,547,279
   #MOCON, Inc............................................  23,794     340,492
   *ModusLink Global Solutions, Inc....................... 156,445     486,544
  #*MoneyGram International, Inc..........................  33,702     731,670
    Monolithic Power Systems, Inc......................... 203,499   5,327,604
    Monotype Imaging Holdings, Inc........................ 185,892   4,559,931
  #*Monster Worldwide, Inc................................ 174,254     996,733
  #*MoSys, Inc............................................ 167,152     686,995
   *Move, Inc............................................. 206,943   2,874,438
   #MRV Communications, Inc...............................  34,710     374,868
   #MTS Systems Corp......................................  78,733   4,964,116
  #*Multi-Fineline Electronix, Inc........................  96,276   1,455,693
  #*Nanometrics, Inc...................................... 173,921   2,671,427
   *NAPCO Security Technologies, Inc......................  34,854     177,755
  #*Navarre Corp.......................................... 131,755     409,758
   *NCI, Inc. Class A.....................................  28,077     127,189
   *NeoPhotonics Corp.....................................     929       8,157
  #*NETGEAR, Inc.......................................... 179,829   5,360,702
  #*Netlist, Inc..........................................  78,133      74,226
   *Netscout Systems, Inc................................. 206,193   5,470,300
   *Newport Corp.......................................... 221,885   3,250,615
  #*Newtek Business Services, Inc......................... 148,095     321,366
   #NIC, Inc.............................................. 239,252   4,407,022
   *Novatel Wireless, Inc................................. 145,729     617,891

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
  #*Numerex Corp. Class A................................    47,759 $   515,797
  #*Oclaro, Inc..........................................   239,817     285,382
   *Official Payments Holdings, Inc......................    52,586     375,990
  #*OmniVision Technologies, Inc.........................   263,316   4,281,518
   *Omtool, Ltd..........................................     3,470       5,795
  #*Onvia, Inc...........................................     2,306      12,429
  #*OpenTable, Inc.......................................     1,082      68,902
   *Oplink Communications, Inc...........................    82,643   1,665,256
    Optical Cable Corp...................................    26,264     112,935
   *OSI Systems, Inc.....................................    97,778   6,882,593
  #*Overland Storage, Inc................................    62,392      69,879
  #*Pandora Media, Inc...................................   445,509   8,170,635
   *PAR Technology Corp..................................    35,625     149,625
    Park Electrochemical Corp............................    85,630   2,329,136
  #*Parkervision, Inc....................................    71,039     313,992
    PC Connection, Inc...................................    50,404     854,852
    PC-Tel, Inc..........................................    58,100     560,665
   *PCM, Inc.............................................    42,066     422,343
   *PDF Solutions, Inc...................................   115,183   2,363,555
    Pegasystems, Inc.....................................    32,254   1,157,919
    Perceptron, Inc......................................    32,719     259,789
   *Perficient, Inc......................................   154,468   2,108,488
   *Performance Technologies, Inc........................    38,515      52,958
   *Pericom Semiconductor Corp...........................    89,400     683,910
  #*Pfsweb, Inc..........................................     6,817      28,768
  #*Photronics, Inc......................................   329,468   2,520,430
   *Pixelworks, Inc......................................    49,388     165,944
   *Planar Systems, Inc..................................   280,770     527,848
    Plantronics, Inc.....................................   235,148  10,932,031
   *Plexus Corp..........................................   153,045   5,351,984
   *PLX Technology, Inc..................................   100,128     548,701
   *PMC--Sierra, Inc..................................... 1,107,695   7,316,325
   *Polycom, Inc.........................................   244,326   2,335,757
   #Power Integrations, Inc..............................   153,043   8,440,321
   *PRGX Global, Inc.....................................    96,338     597,296
  #*Procera Networks, Inc................................     7,989     119,196
   *Progress Software Corp...............................   306,325   7,838,857
   *PROS Holdings, Inc...................................    18,690     613,406
  #*Pulse Electronics Corp...............................     1,907       7,571
   #QAD, Inc. Class A....................................    47,305     603,612
    QAD, Inc. Class B....................................    13,168     151,432
   *QLIK Technologies, Inc...............................   233,847   7,324,088
  #*QLogic Corp..........................................   417,029   4,591,489
   *Qualstar Corp........................................    25,800      38,184
  #*Quantum Corp.........................................   343,487     549,579
  #*QuickLogic Corp......................................    35,762      99,061
  #*QuinStreet, Inc......................................    60,672     564,856
   *Radisys Corp.........................................   125,621     518,815
  #*Rambus, Inc..........................................   312,308   3,045,003
  #*RealD, Inc...........................................    39,447     420,111
   *RealNetworks, Inc....................................   142,378   1,120,515
   *Reis, Inc............................................    40,187     739,441
  #*Relm Wireless Corp...................................    30,643     122,572

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
  #*Remark Media, Inc....................................       436 $     1,273
  #*Research Frontiers, Inc..............................     4,300      17,415
   *Responsys, Inc.......................................    64,819     939,227
    RF Industries, Ltd...................................    32,143     197,037
   *RF Micro Devices, Inc................................ 1,658,844   8,609,400
    Richardson Electronics, Ltd..........................    58,120     653,269
    Rimage Corp..........................................    30,437     274,542
   *Rofin-Sinar Technologies, Inc........................   125,733   2,905,690
   *Rogers Corp..........................................    80,852   4,496,988
   *Rosetta Stone, Inc...................................   116,800   1,908,512
   *Rovi Corp............................................   263,145   5,928,657
  #*Rubicon Technology, Inc..............................    85,425     719,279
  #*Rudolph Technologies, Inc............................   311,455   3,846,469
   *Saba Software, Inc...................................    30,405     304,050
   *Sanmina Corp.........................................   364,507   5,999,785
   *Sapient Corp.........................................   759,272  10,409,619
   *ScanSource, Inc......................................   109,060   3,883,627
  #*Schmitt Industries, Inc..............................     2,366       6,459
   *Scientific Learning Corp.............................     9,751       4,876
   *Seachange International, Inc.........................   170,873   2,012,884
  #*Selectica, Inc.......................................    10,332      86,995
  #*Semtech Corp.........................................   384,684  11,636,691
  #*ServiceSource International, Inc.....................    41,537     443,200
   *Sevcon, Inc..........................................     7,783      40,277
   *ShoreTel, Inc........................................   172,456     670,854
   *Sigma Designs, Inc...................................   123,441     644,362
   *Sigmatron International, Inc.........................     2,200       9,196
   *Silicon Graphics International Corp..................    98,302   1,850,044
   *Silicon Image, Inc...................................   431,495   2,472,466
   *Silicon Laboratories, Inc............................   208,531   8,145,221
  #*Smith Micro Software, Inc............................   119,075     136,936
   *SMTC Corp............................................    18,570      35,283
  #*Sonic Foundry, Inc...................................    10,310      92,996
  #*Sonus Networks, Inc.................................. 1,575,049   5,386,668
   *Sourcefire, Inc......................................     2,068     155,989
   *Spansion, Inc. Class A...............................   257,429   3,037,662
  #*Spark Networks, Inc..................................    31,952     264,563
   *Spire Corp...........................................    21,130       5,599
   *SS&C Technologies Holdings, Inc......................   124,868   4,467,777
   *Stamps.com, Inc......................................    80,854   3,222,840
   *StarTek, Inc.........................................    50,089     266,974
  #*STEC, Inc............................................   184,015   1,245,782
   *STR Holdings, Inc....................................    47,450     126,692
  #*SunEdison, Inc....................................... 1,202,919  12,125,424
  #*SunPower Corp........................................   263,159   7,276,346
   *Super Micro Computer, Inc............................   170,353   1,974,391
    Supertex, Inc........................................    48,304   1,298,412
   *support.com, Inc.....................................   231,998   1,171,590
   *Sykes Enterprises, Inc...............................   181,622   3,189,282
   *Symmetricom, Inc.....................................   329,857   1,695,465
  #*Synaptics, Inc.......................................   205,615   8,224,600
   *Synchronoss Technologies, Inc........................   154,946   5,344,088
   *SYNNEX Corp..........................................   187,113   9,265,836

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   #Syntel, Inc........................................... 122,280 $ 8,777,258
  #*Take-Two Interactive Software, Inc.................... 573,075  10,046,005
  #*Tech Data Corp........................................  64,527   3,312,816
   #Technical Communications Corp.........................     400       3,136
   *TechTarget, Inc....................................... 151,203     814,984
  #*TeleCommunication Systems, Inc. Class A............... 208,606     563,236
   *Telenav, Inc..........................................  76,280     467,596
   *TeleTech Holdings, Inc................................ 272,677   6,830,559
    Tellabs, Inc.......................................... 215,195     482,037
   #Tessco Technologies, Inc..............................  37,260   1,193,810
    Tessera Technologies, Inc............................. 286,052   5,741,064
    TheStreet, Inc........................................  96,581     194,128
    Transact Technologies, Inc............................  30,291     275,345
  #*Transwitch Corp.......................................  22,072       9,272
   *Travelzoo, Inc........................................  13,279     380,709
   *Trio Tech International...............................   3,256      11,754
   *TriQuint Semiconductor, Inc........................... 785,340   6,274,867
    TSR, Inc..............................................   5,056      15,674
   *TTM Technologies, Inc................................. 281,360   2,599,766
   *Tyler Technologies, Inc............................... 144,118  10,754,085
    Ubiquiti Networks, Inc................................  23,045     484,406
  #*Ultimate Software Group, Inc..........................  15,578   2,107,703
   *Ultra Clean Holdings..................................  86,106     596,715
  #*Ultratech, Inc........................................ 142,333   4,158,970
  #*Unisys Corp........................................... 242,677   6,295,041
    United Online, Inc.................................... 475,865   3,864,024
  #*Unwired Planet, Inc................................... 331,848     673,651
  #*USA Technologies, Inc.................................  16,830      34,838
   *UTStarcom Holdings Corp...............................  89,915     248,165
  #*ValueClick, Inc....................................... 438,228  10,710,292
  #*Veeco Instruments, Inc................................ 230,694   8,018,923
   *Verint Systems, Inc................................... 286,815  10,262,241
  #*ViaSat, Inc........................................... 199,296  13,310,980
  #*Viasystems Group, Inc.................................  37,579     558,048
   *Vicon Industries, Inc.................................  14,689      38,632
  #*Video Display Corp....................................  21,287      81,103
   *Virtusa Corp.......................................... 139,687   3,601,131
  #*Vishay Intertechnology, Inc........................... 722,434  10,395,825
  #*Vishay Precision Group, Inc...........................  29,262     474,630
  #*VistaPrint NV......................................... 167,091   8,518,299
   *Volterra Semiconductor Corp........................... 106,784   1,609,235
  #*Vringo, Inc...........................................  19,360      60,984
   #Wayside Technology Group, Inc.........................   6,327      79,024
  #*Web.com Group, Inc.................................... 237,498   6,170,198
   *WebMD Health Corp..................................... 193,322   6,381,559
   *Westell Technologies, Inc. Class A.................... 295,909     766,404
  #*WEX, Inc..............................................  23,054   2,004,315
   *Wireless Telecom Group, Inc...........................  61,160      93,575
  #*WPCS International, Inc...............................   1,100       3,278
   *XO Group, Inc......................................... 128,476   1,536,573
    Xyratex, Ltd..........................................  66,599     717,937
  #*Zebra Technologies Corp. Class A...................... 256,275  11,832,217
  #*Zhone Technologies, Inc...............................  49,121     135,574

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
  #*Zillow, Inc. Class A..............................    41,792 $    3,087,593
  #*Zix Corp..........................................   321,224      1,445,508
   *Zygo Corp.........................................    80,557      1,262,328
  #*Zynga, Inc. Class A...............................    19,077         56,849
                                                                 --------------
Total Information Technology..........................            1,132,677,695
                                                                 --------------
Materials -- (4.4%)
    A Schulman, Inc...................................   149,965      4,019,062
   *AEP Industries, Inc...............................    25,530      2,060,271
   *AM Castle & Co....................................    92,473      1,573,890
   #AMCOL International Corp..........................   135,271      4,745,307
   *American Biltrite, Inc............................        62         25,668
   *American Pacific Corp.............................    32,142      1,169,005
    American Vanguard Corp............................   140,266      3,463,168
  #*Arabian American Development Co...................    28,849        257,910
    Axiall Corp.......................................   169,275      7,461,642
    Balchem Corp......................................   105,832      5,266,200
    Boise, Inc........................................   520,671      4,738,106
    Buckeye Technologies, Inc.........................   187,022      6,960,959
  #*Calgon Carbon Corp................................   301,933      5,413,659
   *Century Aluminum Co...............................   477,935      4,009,875
    Chase Corp........................................    27,069        751,165
   *Chemtura Corp.....................................   521,827     11,668,052
   *Clearwater Paper Corp.............................   121,031      5,920,837
   *Coeur d'Alene Mines Corp..........................   230,078      3,085,346
    Commercial Metals Co..............................   594,563      9,209,781
  #*Contango ORE, Inc.................................     4,405         37,442
   *Continental Materials Corp........................       397          6,453
   *Core Molding Technologies, Inc....................    29,890        275,885
    Deltic Timber Corp................................    42,817      2,583,150
    Detrex Corp.......................................       500         15,425
    Eagle Materials, Inc..............................   140,533      9,483,167
   *Ferro Corp........................................   328,611      2,145,830
   #Flamemaster Corp..................................       189          1,089
  #*Flotek Industries, Inc............................   271,818      5,322,196
    Friedman Industries, Inc..........................    27,735        273,467
    FutureFuel Corp...................................    72,762      1,148,912
  #*General Moly, Inc.................................   262,950        494,346
   #Globe Specialty Metals, Inc.......................   313,942      3,745,328
   #Gold Resource Corp................................     2,596         20,612
  #*Golden Minerals Co................................    51,086         69,988
   *Graphic Packaging Holding Co...................... 1,295,284     11,139,442
   #Greif, Inc. Class A...............................    17,115        946,802
   #Greif, Inc. Class B...............................       258         14,770
   #Hawkins, Inc......................................    42,779      1,657,686
    Haynes International, Inc.........................    55,333      2,661,517
    HB Fuller Co......................................   279,946     11,239,832
  #*Headwaters, Inc...................................   223,629      2,108,821
   #Hecla Mining Co................................... 1,313,198      4,241,630
  #*Horsehead Holding Corp............................   198,680      2,433,830
    Innophos Holdings, Inc............................   113,833      5,673,437
    Innospec, Inc.....................................   125,732      5,396,417
   #Intrepid Potash, Inc..............................   186,728      2,386,384

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
    Kaiser Aluminum Corp..................................  97,607 $ 6,368,857
    KapStone Paper and Packaging Corp..................... 263,300  11,598,365
   #KMG Chemicals, Inc....................................  42,573     961,298
    Koppers Holdings, Inc................................. 101,517   3,923,632
   *Kraton Performance Polymers, Inc...................... 148,545   3,015,463
   #Kronos Worldwide, Inc.................................  67,505   1,116,533
   *Landec Corp........................................... 134,804   2,034,192
   *Louisiana-Pacific Corp................................ 633,346  10,298,206
   *LSB Industries, Inc................................... 111,726   3,673,551
  #*Material Sciences Corp................................ 232,910   2,315,125
    Materion Corp.........................................  88,540   2,668,596
  #*McEwen Mining, Inc.................................... 226,238     443,426
  #*Mercer International, Inc............................. 157,513   1,089,990
    Minerals Technologies, Inc............................ 185,625   8,538,750
   *Mines Management, Inc.................................  58,244      40,771
   *Mod-Pac Corp..........................................  28,616     238,228
    Myers Industries, Inc................................. 167,840   3,267,845
    Neenah Paper, Inc.....................................  98,399   3,893,648
    Noranda Aluminum Holding Corp.........................  87,899     273,366
   *Northern Technologies International Corp..............  16,245     208,586
   #Olin Corp............................................. 466,031  11,371,156
    Olympic Steel, Inc....................................  46,018   1,281,601
   *OM Group, Inc......................................... 168,470   5,200,669
   *OMNOVA Solutions, Inc................................. 223,081   1,798,033
   *Penford Corp..........................................  49,927     740,917
    PH Glatfelter Co...................................... 176,942   4,683,655
    PolyOne Corp.......................................... 529,913  15,319,785
    Quaker Chemical Corp..................................  67,785   4,471,776
   *Resolute Forest Products, Inc.........................  20,686     315,668
  #*Revett Minerals, Inc..................................   7,937       5,675
  #*RTI International Metals, Inc......................... 171,168   5,246,299
   #Schnitzer Steel Industries, Inc. Class A..............  83,999   2,155,414
   #Schweitzer-Mauduit International, Inc................. 171,897   9,306,504
  #*Senomyx, Inc..........................................  60,712     160,280
    Sensient Technologies Corp............................ 271,219  11,936,348
    Stepan Co............................................. 109,687   6,565,864
  #*Stillwater Mining Co.................................. 583,481   7,060,120
   *SunCoke Energy, Inc................................... 193,175   3,052,165
    Synalloy Corp.........................................  15,203     251,914
  #*Texas Industries, Inc................................. 134,779   8,375,167
    Tredegar Corp.........................................  81,691   2,451,547
   #Tronox, Ltd. Class A..................................  10,668     231,602
   *UFP Technologies, Inc.................................   3,300      70,191
   *United States Lime & Minerals, Inc....................  24,502   1,461,299
  #*Universal Stainless & Alloy Products, Inc.............  28,848     744,278
   #US Silica Holdings, Inc...............................  18,518     448,136
   #Valhi, Inc............................................  84,462   1,336,189
  #*Verso Paper Corp......................................   9,552       9,839
    Vulcan International Corp.............................     700      23,149
   #Walter Energy, Inc....................................     823       9,209
   #Wausau Paper Corp..................................... 329,594   3,754,076
   *Webco Industries, Inc.................................     600      68,670
    Westlake Chemical Corp................................   4,523     470,482

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
   #Worthington Industries, Inc........................... 393,740 $ 14,084,080
    Zep, Inc..............................................  84,714    1,108,059
  #*Zoltek Cos., Inc...................................... 148,277    2,065,499
                                                                   ------------
Total Materials...........................................          350,927,504
                                                                   ------------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.........................     800           --
  o*Big 4 Ranch, Inc......................................   3,200           --
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares..........   5,100           --
  o*Concord Camera Corp. Escrow Shares.................... 113,476           --
  o*CSF Holding, Inc. Litigation Rights...................   3,250           --
  o*DLB Oil & Gas, Inc. Escrow Shares.....................   1,300           --
  o*First Commerce Bancorp Escrow Shares..................   6,667        7,534
  o*FRD Acquisition Co Escrow Shares...................... 106,674           --
 o#*Gerber Scientific, Inc. Escrow Shares................. 166,622           --
  o*iGO, Inc. Escrow Shares...............................   4,100           --
  o*Petrocorp, Inc. Escrow Shares.........................   6,900          414
  o*Price Communications Liquidation Trust................ 159,870           --
                                                                   ------------
Total Other...............................................                7,948
                                                                   ------------
Telecommunication Services -- (0.5%)
  #*8x8, Inc.............................................. 147,731    1,338,443
   #Alteva................................................  24,398      238,368
    Atlantic Tele-Network, Inc............................  63,951    3,261,501
  #*Boingo Wireless, Inc..................................   1,363        9,541
   *Cbeyond, Inc.......................................... 102,864      871,258
   *Cincinnati Bell, Inc.................................. 882,853    3,045,843
    Consolidated Communications Holdings, Inc............. 182,948    3,199,761
   *General Communication, Inc. Class A................... 271,241    2,400,483
  #*Hawaiian Telcom Holdco, Inc...........................   4,984      138,655
    HickoryTech Corp......................................  56,468      633,571
    IDT Corp. Class B..................................... 112,707    2,329,654
    Inteliquent, Inc...................................... 176,660    1,473,344
  #*Iridium Communications, Inc........................... 186,953    1,574,144
  #*Leap Wireless International, Inc...................... 246,684    4,114,689
   #Lumos Networks Corp...................................  83,383    1,580,108
  #*NII Holdings, Inc.....................................   1,574       11,301
    NTELOS Holdings Corp..................................  48,668      911,552
   *ORBCOMM, Inc.......................................... 144,064      694,388
   *Premiere Global Services, Inc......................... 235,991    2,595,901
    Primus Telecommunications Group, Inc..................   8,053       96,475
    Shenandoah Telecommunications Co......................  74,240    1,430,605
    USA Mobility, Inc.....................................  89,362    1,395,834
   *Vonage Holdings Corp.................................. 908,285    2,924,678
                                                                   ------------
Total Telecommunication Services..........................           36,270,097
                                                                   ------------
Utilities -- (2.8%)
    ALLETE, Inc........................................... 210,999   11,313,766
    American States Water Co.............................. 107,807    6,923,366
    Artesian Resources Corp. Class A......................  18,254      429,699
   #Atlantic Power Corp................................... 261,139    1,112,452
    Avista Corp........................................... 335,262    9,648,840

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Utilities -- (Continued)
    Black Hills Corp.................................... 249,389 $   13,230,087
  #*Cadiz, Inc..........................................  14,035         64,842
    California Water Service Group...................... 264,570      5,767,626
    Chesapeake Utilities Corp...........................  46,904      2,780,000
    Cleco Corp.......................................... 108,326      5,254,894
    Connecticut Water Service, Inc......................  40,673      1,216,123
    Consolidated Water Co., Ltd.........................  23,697        281,046
   #Delta Natural Gas Co., Inc..........................  15,455        351,910
  #*Dynegy, Inc.........................................  44,227        921,691
    El Paso Electric Co................................. 217,146      8,201,604
    Empire District Electric Co. (The).................. 220,165      5,103,425
   #Gas Natural, Inc....................................  18,389        191,613
   #Genie Energy, Ltd. Class B..........................  83,524        861,132
   #IDACORP, Inc........................................ 267,922     14,138,244
    Laclede Group, Inc. (The)........................... 177,258      8,129,052
    MGE Energy, Inc..................................... 107,781      6,327,823
    Middlesex Water Co..................................  73,645      1,556,855
   #New Jersey Resources Corp........................... 214,647      9,607,600
   #Northwest Natural Gas Co............................ 121,877      5,355,275
    NorthWestern Corp................................... 213,392      9,005,142
   #Ormat Technologies, Inc.............................  53,025      1,221,166
   #Otter Tail Corp..................................... 181,537      5,553,217
    Piedmont Natural Gas Co., Inc.......................  30,429      1,051,322
    PNM Resources, Inc.................................. 446,124     10,474,992
   #Portland General Electric Co........................ 437,272     13,861,522
   #RGC Resources, Inc..................................   6,328        119,283
    SJW Corp............................................  71,846      2,003,785
   #South Jersey Industries, Inc........................ 164,807     10,069,708
    Southwest Gas Corp.................................. 237,619     11,795,407
  #*Synthesis Energy Systems, Inc.......................  48,546         40,779
   *Two Rivers Water & Farming Co.......................     247            222
   #UIL Holdings Corp................................... 280,310     11,447,860
   #Unitil Corp.........................................  70,288      2,160,653
    UNS Energy Corp..................................... 231,235     11,758,300
    WGL Holdings, Inc................................... 268,876     12,360,230
    York Water Co.......................................  52,038      1,096,961
                                                                 --------------
Total Utilities.........................................            222,789,514
                                                                 --------------
TOTAL COMMON STOCKS.....................................          6,494,325,738
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
  o*Enron TOPRS 8.125PCT Escrow Shares..................  10,595             --
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
 o#*Accelerate Diagnostics, Inc. Rights 08/07/13........     577            196
  o*Capital Bank Corp. Contingent Value Rights..........   2,560             --
  o*CVR Energy, Inc. Contingent Value Rights............ 328,935             --
  o*PhotoMedex, Inc. Contingent Value Warrants..........   1,607             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17.......   9,325             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17.......   9,325             --

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                     ----------- --------------
  o*Wright Medical Group, Inc. Contingent Value
   Rights...........................................      23,449 $       70,347
TOTAL RIGHTS/WARRANTS...............................                     70,543
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional Liquid Reserves.......  25,295,949     25,295,949
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (18.1%)
(S)@ DFA Short Term Investment Fund................. 124,843,753  1,444,442,220
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%).......................
  (Cost $6,108,709,077)^^...........................             $7,964,134,450
                                                                 ==============

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $1,253,342,479             --   --    $1,253,342,479
   Consumer Staples...........    292,582,370             --   --       292,582,370
   Energy.....................    310,072,570             --   --       310,072,570
   Financials.................  1,109,048,596 $       15,058   --     1,109,063,654
   Health Care................    612,834,859         90,368   --       612,925,227
   Industrials................  1,173,356,541        310,139   --     1,173,666,680
   Information Technology.....  1,132,677,695             --   --     1,132,677,695
   Materials..................    350,927,504             --   --       350,927,504
   Other......................             --          7,948   --             7,948
   Telecommunication Services.     36,270,097             --   --        36,270,097
   Utilities..................    222,789,514             --   --       222,789,514
Preferred Stocks
   Other......................             --             --   --                --
Rights/Warrants...............             --         70,543   --            70,543
Temporary Cash Investments....     25,295,949             --   --        25,295,949
Securities Lending Collateral.             --  1,444,442,220   --     1,444,442,220
                               -------------- --------------   --    --------------
TOTAL......................... $6,519,198,174 $1,444,936,276   --    $7,964,134,450
                               ============== ==============   ==    ==============

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (17.0%)
  #*1-800-Flowers.com, Inc. Class A........................ 176,378 $ 1,160,567
  #*Aeropostale, Inc....................................... 383,343   5,799,980
   *AFC Enterprises, Inc................................... 200,979   7,396,027
    AH Belo Corp. Class A.................................. 240,620   1,804,650
  #*ALCO Stores, Inc.......................................  52,342     739,069
    Ambassadors Group, Inc................................. 141,374     514,601
    Amcon Distributing Co..................................   5,690     441,715
   *America's Car-Mart, Inc................................ 104,356   4,516,528
  #*American Apparel, Inc.................................. 139,268     279,929
  #*American Public Education, Inc......................... 121,653   4,806,510
    Ameristar Casinos, Inc................................. 200,674   5,311,841
    Arbitron, Inc.......................................... 131,281   6,033,675
    Arctic Cat, Inc........................................ 117,141   6,447,441
    Ark Restaurants Corp...................................  36,613     770,704
   *Asbury Automotive Group, Inc........................... 303,771  14,836,176
  #*Ascent Capital Group, Inc. Class A.....................  54,488   4,234,262
   *Ballantyne Strong, Inc.................................  76,188     312,371
   *Barnes & Noble, Inc.................................... 438,457   7,826,457
    Bassett Furniture Industries, Inc......................  89,635   1,427,886
    Beasley Broadcasting Group, Inc. Class A...............  65,543     526,310
  #*Beazer Homes USA, Inc.................................. 126,773   2,179,228
   #bebe stores, Inc....................................... 546,568   3,268,477
    Belo Corp. Class A..................................... 858,259  12,238,773
    Big 5 Sporting Goods Corp.............................. 166,503   3,375,016
   *Biglari Holdings, Inc..................................  12,870   5,361,127
  #*BJ's Restaurants, Inc..................................   9,103     324,431
  #*Black Diamond, Inc..................................... 137,350   1,420,199
  #*Blue Nile, Inc.........................................  19,196     745,381
   #Blyth, Inc............................................. 111,212   1,558,080
   #Bob Evans Farms, Inc...................................  81,257   4,129,481
   *Body Central Corp......................................  69,478     837,905
   #Bon-Ton Stores, Inc. (The)............................. 119,763   2,258,730
  #*Books-A-Million, Inc...................................  60,674     150,472
   #Bowl America, Inc. Class A.............................  55,406     768,758
  #*Boyd Gaming Corp.......................................  39,623     527,382
  #*Bravo Brio Restaurant Group, Inc.......................  55,822     912,131
  #*Bridgepoint Education, Inc.............................  18,115     292,014
   *Brookfield Residential Properties, Inc.................  11,614     240,061
    Brown Shoe Co., Inc.................................... 370,261   8,801,104
   *Build-A-Bear Workshop, Inc.............................  95,794     681,095
   *Cache, Inc............................................. 148,245     622,629
   #Callaway Golf Co....................................... 497,400   3,571,332
   *Cambium Learning Group, Inc............................  93,736     127,481
    Canterbury Park Holding Corp...........................  26,287     264,710
   *Capella Education Co...................................  55,861   2,737,748
  #*Career Education Corp..................................   5,960      19,191
   *Carmike Cinemas, Inc................................... 132,260   2,423,003
    Carriage Services, Inc................................. 178,174   3,342,544
  #*Carrols Restaurant Group, Inc.......................... 237,046   1,557,392
   #Cato Corp. (The) Class A............................... 247,558   6,968,758
  #*Cavco Industries, Inc..................................  56,847   3,114,647

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    CEC Entertainment, Inc................................. 138,741 $ 5,770,238
   *Central European Media Enterprises, Ltd. Class A.......   7,020      23,587
   *Charles & Colvard, Ltd.................................  62,068     287,996
    Cherokee, Inc..........................................  83,413   1,081,867
   *Children's Place Retail Stores, Inc. (The).............  13,022     703,709
   *Christopher & Banks Corp............................... 167,376   1,144,852
    Churchill Downs, Inc................................... 117,187   9,516,756
  #*Citi Trends, Inc....................................... 127,065   1,790,346
   *Coast Distribution System (The)........................  41,382     133,250
   *Cobra Electronics Corp.................................  47,132     123,486
  #*Coldwater Creek, Inc................................... 110,219     290,978
   #Collectors Universe....................................  57,953     932,464
   *Conn's, Inc............................................ 311,038  20,100,829
   #Cooper Tire & Rubber Co................................ 282,260   9,467,000
    Core-Mark Holding Co., Inc.............................  68,022   4,261,578
  #*Corinthian Colleges, Inc............................... 293,976     658,506
  #*Crown Media Holdings, Inc. Class A..................... 170,294     505,773
    CSS Industries, Inc....................................  52,438   1,396,424
    Culp, Inc.............................................. 186,578   3,589,761
  #*Cumulus Media, Inc. Class A............................ 213,954     915,723
  #*Daily Journal Corp.....................................     200      26,720
   *dELiA*s, Inc...........................................   7,960      11,940
   *Delta Apparel, Inc.....................................  77,201   1,239,076
    Destination Maternity Corp............................. 102,685   3,086,711
   *Destination XL Group, Inc.............................. 272,656   1,758,631
   *DGSE Cos., Inc.........................................   8,313      18,704
  #*Digital Generation, Inc................................ 142,872   1,107,258
   #DineEquity, Inc........................................ 112,662   7,849,162
   *Dixie Group, Inc. (The)................................ 104,300     937,657
   #Dorman Products, Inc................................... 312,058  14,691,691
    Dover Downs Gaming & Entertainment, Inc................ 142,541     208,110
    Dover Motorsports, Inc................................. 168,371     439,448
   #Drew Industries, Inc................................... 189,926   7,754,679
    EDCI Holdings, Inc.....................................  62,230     196,336
   *Education Management Corp..............................   2,999      21,143
   #Educational Development Corp...........................  36,900     114,759
    Einstein Noah Restaurant Group, Inc....................  81,958   1,330,178
   *ELXSI Corp.............................................   7,100      70,006
   *Emerson Radio Corp..................................... 243,478     421,217
   *Emmis Communications Corp. Class A..................... 300,222     816,604
  #*Empire Resorts, Inc....................................  34,819     113,162
  #*Entercom Communications Corp. Class A.................. 356,444   3,496,716
  #*Entertainment Gaming Asia, Inc.........................   5,434       8,966
    Entravision Communications Corp. Class A............... 971,879   5,529,992
    Escalade, Inc..........................................  62,320     401,964
   #Ethan Allen Interiors, Inc............................. 252,893   7,680,360
   *Ever-Glory International Group, Inc....................   1,379       4,151
   *EW Scripps Co. Class A................................. 329,250   5,468,843
  #*FAB Universal Corp.....................................   1,618       6,488
  #*Famous Dave's Of America, Inc..........................  49,507     799,538
   *Federal-Mogul Corp.....................................  10,694     166,613
   *Fiesta Restaurant Group, Inc........................... 215,318   6,793,283
   #Finish Line, Inc. (The) Class A........................ 409,265   9,110,239

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Fisher Communications, Inc.............................  25,775 $ 1,056,002
   *Flanigan's Enterprises, Inc............................  20,756     196,144
   #Flexsteel Industries, Inc..............................  55,532   1,382,191
   #Fred's, Inc. Class A................................... 300,894   5,175,377
    Frisch's Restaurants, Inc..............................  63,337   1,381,380
  #*Fuel Systems Solutions, Inc............................ 138,774   2,524,299
  #*Full House Resorts, Inc................................  66,136     193,778
   *Furniture Brands International, Inc....................  27,828      65,396
  #*G-III Apparel Group, Ltd............................... 166,131   8,549,101
  #*Gaiam, Inc. Class A....................................  66,689     324,775
    Gaming Partners International Corp.....................  14,659     124,748
   *Geeknet, Inc...........................................   3,079      44,276
   *Gentherm, Inc.......................................... 139,200   2,839,680
  #*Global Sources, Ltd....................................   2,635      19,077
   *Gordmans Stores, Inc...................................  22,024     308,116
  #*Grand Canyon Education, Inc............................ 367,324  12,422,898
   *Gray Television, Inc................................... 380,815   2,974,165
   *Gray Television, Inc. Class A..........................  41,200     316,416
  #*Hallwood Group, Inc. (The).............................   6,988      66,735
   *Hampshire Group, Ltd...................................  25,800     116,100
   *Harris Interactive, Inc................................ 559,304   1,051,492
    Harte-Hanks, Inc....................................... 368,543   3,523,271
    Hastings Entertainment, Inc............................  92,939     342,016
   #Haverty Furniture Cos., Inc............................ 142,438   3,703,388
    Haverty Furniture Cos., Inc. Class A...................  18,855     485,139
   *Helen of Troy, Ltd..................................... 195,090   8,287,423
   *Here Media, Inc. (427105101)...........................   9,920          99
   *Here Media, Inc. (427105200)...........................   9,920          99
   *hhgregg, Inc........................................... 155,107   2,433,629
   *Hollywood Media Corp...................................   1,798       2,337
   #Hooker Furniture Corp..................................  88,584   1,489,097
   *Insignia Systems, Inc..................................  51,150     120,714
   #Interval Leisure Group, Inc............................ 346,628   7,455,968
  #*iRobot Corp............................................ 181,959   6,361,287
   *Isle of Capri Casinos, Inc............................. 123,333     979,264
  #*ITT Educational Services, Inc..........................  10,887     285,566
   *Jaclyn, Inc............................................  20,127     108,183
   #JAKKS Pacific, Inc..................................... 186,066   1,118,257
   *Johnson Outdoors, Inc. Class A.........................  65,549   1,669,533
   #Jones Group, Inc. (The)................................ 588,029   9,655,436
   *Jos A Bank Clothiers, Inc..............................   5,124     209,367
  #*Journal Communications, Inc. Class A................... 479,602   4,393,154
  #*K12, Inc............................................... 113,551   3,531,436
   #KB Home................................................ 341,826   6,067,411
   *Kid Brands, Inc........................................ 184,100     298,242
   *Kirkland's, Inc........................................ 145,575   2,559,209
   *Kona Grill, Inc........................................  65,170     836,131
    Koss Corp.............................................. 115,135     588,340
   *Krispy Kreme Doughnuts, Inc............................ 624,760  13,132,455
    La-Z-Boy, Inc.......................................... 524,227  10,867,226
   *Lakeland Industries, Inc...............................  40,544     175,150
   *Lazare Kaplan International, Inc.......................  81,643     136,752
  #*LeapFrog Enterprises, Inc.............................. 380,139   4,379,201

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
  #*Learning Tree International, Inc.....................   162,830 $   512,915
   *Libbey, Inc..........................................   112,392   2,771,587
   #Lifetime Brands, Inc.................................   111,220   1,666,076
    LIN Media LLC........................................   276,594   4,466,993
    Lincoln Educational Services Corp....................   114,994     721,012
   #Lithia Motors, Inc. Class A..........................   188,702  12,310,918
   #Loral Space & Communications, Inc....................    72,627   4,538,461
  #*Luby's, Inc..........................................   249,870   2,008,955
  #*Lumber Liquidators Holdings, Inc.....................   125,968  12,196,222
   *M/I Homes, Inc.......................................   155,248   3,300,572
   #Mac-Gray Corp........................................   116,100   1,706,670
   *Maidenform Brands, Inc...............................   200,639   4,686,927
    Marcus Corp..........................................   202,160   2,617,972
   #Marine Products Corp.................................   335,362   3,031,672
  #*MarineMax, Inc.......................................   179,345   2,085,782
  #*Martha Stewart Living Omnimedia Class A..............   174,678     438,442
   #Matthews International Corp. Class A.................    72,569   2,806,969
  #*McClatchy Co. (The) Class A..........................   329,779   1,025,613
    McRae Industries, Inc. Class A.......................     8,800     218,680
  #*Media General, Inc. Class A..........................   162,689   1,787,952
   *Meritage Homes Corp..................................     4,319     195,478
   *Modine Manufacturing Co..............................   283,606   3,119,666
  #*Monarch Casino & Resort, Inc.........................   145,340   2,979,470
   #Monro Muffler Brake, Inc.............................   175,421   7,544,857
   *Motorcar Parts of America, Inc.......................    74,534     644,719
    Movado Group, Inc....................................   170,395   6,216,010
   *MTR Gaming Group, Inc................................    19,183      68,867
   *Multimedia Games Holding Co., Inc....................   201,197   7,039,883
    NACCO Industries, Inc. Class A.......................    37,647   2,308,891
  #*Nathan's Famous, Inc.................................    57,075   3,268,115
    National American University Holdings, Inc...........       584       2,161
    National CineMedia, Inc..............................   329,440   5,966,158
   *Nautilus, Inc........................................   305,718   2,684,204
  #*Nevada Gold & Casinos, Inc...........................       352         426
   *New York & Co., Inc..................................   637,028   3,968,684
    Nexstar Broadcasting Group, Inc. Class A.............   114,964   4,143,303
   *Nobility Homes, Inc..................................    43,800     383,250
   *NTN Buzztime, Inc....................................    55,566      22,226
   #Nutrisystem, Inc.....................................   120,928   1,512,809
   *Office Depot, Inc.................................... 1,820,979   7,884,839
   #OfficeMax, Inc.......................................   352,816   4,018,574
  #*Orbitz Worldwide, Inc................................   426,727   3,930,156
  #*Overstock.com, Inc...................................    39,425   1,340,844
   #Oxford Industries, Inc...............................   148,570  10,053,732
   *P&F Industries, Inc. Class A.........................     6,745      54,769
   *Pacific Sunwear of California, Inc...................   306,922   1,365,803
   *Papa John's International, Inc.......................   214,930  14,370,220
   *Pep Boys-Manny Moe & Jack (The)......................   411,889   5,128,018
   *Perfumania Holdings, Inc.............................    56,683     294,752
    Perry Ellis International, Inc.......................   114,292   2,297,269
   #PetMed Express, Inc..................................   225,462   3,776,489
  #*Pinnacle Entertainment, Inc..........................   540,950  11,495,187
   *Point.360............................................    40,187      37,374

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
   *Premier Exhibitions, Inc.............................     2,033 $     3,476
   *QEP Co., Inc.........................................    33,487     618,840
    Quantum Fuel Systems Technologies Worldwide, Inc.....     5,656      11,482
  #*Quiksilver, Inc...................................... 1,457,888   9,213,852
  #*Radio One, Inc. Class D..............................   320,517     711,548
  #*RadioShack Corp......................................    98,335     268,455
   *Reading International, Inc. Class A..................   136,980     850,646
  #*Reading International, Inc. Class B..................    11,620      77,389
   *Red Lion Hotels Corp.................................   168,908   1,123,238
  #*Red Robin Gourmet Burgers, Inc.......................   141,595   8,053,924
   #Regis Corp...........................................   357,250   6,205,432
  #*Rentrak Corp.........................................    70,323   1,510,538
    RG Barry Corp........................................   127,405   2,207,929
   *Rick's Cabaret International, Inc....................    47,550     421,293
    Rocky Brands, Inc....................................    50,860     878,861
  #*Ruby Tuesday, Inc....................................   462,369   3,384,541
  #*rue21, Inc...........................................   184,572   7,711,418
    Ruth's Hospitality Group, Inc........................   279,501   3,342,832
   #Ryland Group, Inc. (The).............................    80,134   3,240,619
    Saga Communications, Inc. Class A....................    51,988   2,695,578
    Salem Communications Corp. Class A...................   170,151   1,288,043
    Scholastic Corp......................................       700      21,350
  #*Scientific Games Corp. Class A.......................   584,754   7,970,197
   *SHFL Entertainment, Inc..............................   436,741   9,935,858
    Shiloh Industries, Inc...............................   145,006   1,858,977
    Shoe Carnival, Inc...................................   153,805   4,108,132
  #*Shutterfly, Inc......................................    94,278   5,052,358
   #Sinclair Broadcast Group, Inc. Class A...............   401,740  11,333,085
   *Skechers U.S.A., Inc. Class A........................   277,469   7,569,354
   *Skullcandy, Inc......................................    31,142     171,904
   *Skyline Corp.........................................    74,294     363,298
    Sonic Automotive, Inc. Class A.......................   334,364   7,402,819
  #*Sonic Corp...........................................   513,501   7,892,510
   *Spanish Broadcasting System, Inc. Class A............    36,748     130,088
   #Spartan Motors, Inc..................................   164,385     996,173
   *Spectrum Group International, Inc....................   278,633     565,625
    Speedway Motorsports, Inc............................   163,371   3,017,462
   *Sport Chalet, Inc. Class A...........................   108,430     152,886
   *Sport Chalet, Inc. Class B...........................    15,525      22,278
   *Sports Club, Inc.....................................   125,584     165,771
   *Spy, Inc.............................................    13,301      16,626
   #Stage Stores, Inc....................................   319,228   7,967,931
   #Standard Motor Products, Inc.........................   244,862   8,420,804
  #*Stanley Furniture Co., Inc...........................    43,669     150,658
    Stein Mart, Inc......................................   262,718   3,670,170
   *Steiner Leisure, Ltd.................................    98,821   5,725,689
   *Steinway Musical Instruments, Inc....................    91,588   3,329,224
    Stewart Enterprises, Inc. Class A....................   530,731   6,973,805
   *Stoneridge, Inc......................................   222,512   2,687,945
   #Strattec Security Corp...............................    30,152   1,234,423
   #Strayer Education, Inc...............................     3,111     137,693
   #Sturm Ruger & Co., Inc...............................   185,803   9,451,799
    Superior Industries International, Inc...............   242,491   4,415,761

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   #Superior Uniform Group, Inc...........................  55,873 $    649,244
    Systemax, Inc......................................... 342,269    3,296,050
  #*Tandy Leather Factory, Inc............................  72,155      632,799
   *Tile Shop Holdings, Inc...............................  29,158      828,962
   *Tower International, Inc..............................   4,037       90,065
   #Town Sports International Holdings, Inc............... 186,714    2,356,331
    Trans World Entertainment Corp........................ 218,126    1,090,630
  #*Trinity Place Holdings, Inc........................... 143,600      656,970
  #*Tuesday Morning Corp.................................. 372,296    4,177,161
  #*Unifi, Inc............................................ 163,468    3,749,956
   *Universal Electronics, Inc............................ 138,450    4,268,414
   #Universal Technical Institute, Inc.................... 221,265    2,588,801
  #*UQM Technologies, Inc................................. 123,866      161,026
   *US Auto Parts Network, Inc............................  62,898       75,478
   #Valassis Communications, Inc.......................... 319,953    9,160,254
   #Value Line, Inc.......................................  80,059      724,534
   *Valuevision Media, Inc. Class A....................... 371,594    2,203,552
  #*Vera Bradley, Inc..................................... 150,832    3,656,168
  #*Vitacost.com, Inc.....................................  28,013      249,876
  #*VOXX International Corp............................... 162,674    2,204,233
  #*Wells-Gardner Electronics Corp........................ 104,895      201,398
   *West Marine, Inc...................................... 178,586    1,939,444
  #*Wet Seal, Inc. (The) Class A.......................... 669,378    2,938,569
   #Weyco Group, Inc...................................... 115,036    3,143,934
   #Winmark Corp..........................................  54,688    3,932,067
  #*Winnebago Industries, Inc............................. 155,179    3,711,882
   *WMS Industries, Inc...................................  14,700      378,525
   #World Wrestling Entertainment, Inc. Class A........... 121,058    1,288,057
  #*Xanadoo Co. Class A...................................     566       61,340
  #*Zagg, Inc.............................................  71,649      324,570
   *Zale Corp............................................. 251,292    2,331,990
  #*Zumiez, Inc........................................... 220,955    6,091,729
                                                                   ------------
Total Consumer Discretionary..............................          859,622,562
                                                                   ------------
Consumer Staples -- (3.9%)
   #Alico, Inc............................................  68,700    3,147,834
  #*Alliance One International, Inc....................... 868,655    3,309,576
    Andersons, Inc. (The)................................. 161,363    9,572,053
   #Arden Group, Inc. Class A.............................  15,883    2,064,631
  #*Boulder Brands, Inc................................... 438,431    5,660,144
    Bridgford Foods Corp..................................  72,953      530,368
   #Cal-Maine Foods, Inc.................................. 202,886   10,282,262
    Calavo Growers, Inc................................... 119,164    3,236,494
    CCA Industries, Inc...................................  35,363      123,417
   *Central Garden and Pet Co.............................  75,174      563,053
   *Central Garden and Pet Co. Class A.................... 306,975    2,314,591
   *Chiquita Brands International, Inc.................... 337,368    4,075,405
    Coca-Cola Bottling Co. Consolidated...................  72,153    4,607,691
   #Coffee Holding Co., Inc...............................  14,908      101,673
  #*Craft Brew Alliance, Inc..............................  80,382      723,438
   *Crystal Rock Holdings, Inc............................     167          149
  #*Dole Food Co., Inc.................................... 166,493    2,147,760
  #*Elizabeth Arden, Inc.................................. 241,815    9,928,924

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
   *Farmer Bros Co........................................  88,007 $  1,401,951
   *Glacier Water Services, Inc...........................  24,500      612,500
    Golden Enterprises, Inc...............................  99,219      350,243
   #Griffin Land & Nurseries, Inc.........................  48,979    1,558,512
  #*Harbinger Group, Inc.................................. 118,501      943,268
  #*IGI Laboratories, Inc.................................  30,339       43,992
    Ingles Markets, Inc. Class A.......................... 102,154    2,907,303
   #Inter Parfums, Inc.................................... 255,037    8,411,120
  #*Inventure Foods, Inc..................................  21,811      193,464
    J&J Snack Foods Corp.................................. 179,640   14,313,715
    John B Sanfilippo & Son, Inc..........................  72,033    1,554,472
   #Lifeway Foods, Inc.................................... 152,175    2,690,454
    Limoneira Co..........................................     413        9,268
   *Mannatech, Inc........................................   4,777       63,821
   *Medifast, Inc......................................... 105,748    2,891,150
   #MGP Ingredients, Inc.................................. 109,514      612,183
    Nash Finch Co......................................... 119,091    2,792,684
    National Beverage Corp................................ 399,613    7,105,119
   *Natural Alternatives International, Inc...............  70,731      345,875
    Nature's Sunshine Products, Inc....................... 153,100    2,786,420
    Nutraceutical International Corp......................  60,166    1,336,889
   #Oil-Dri Corp. of America..............................  58,075    1,850,269
   *Omega Protein Corp.................................... 137,615    1,151,838
   #Orchids Paper Products Co.............................  52,280    1,417,834
   *Overhill Farms, Inc...................................  87,218      434,346
   *Pantry, Inc. (The).................................... 117,736    1,465,813
  #*Pizza Inn Holdings, Inc...............................  39,700      284,649
   *Post Holdings, Inc....................................  22,795    1,057,460
   *Prestige Brands Holdings, Inc......................... 356,410   12,085,863
    Reliv International, Inc.............................. 102,054      373,518
   *Revlon, Inc. Class A.................................. 379,324    9,517,239
    Rocky Mountain Chocolate Factory, Inc.................  71,953      959,853
    Sanderson Farms, Inc..................................  49,232    3,477,748
   *Scheid Vineyards, Inc. Class A........................   2,900       76,821
    Scope Industries......................................   8,083    2,748,220
  #*Seneca Foods Corp. Class A............................  33,144    1,165,012
   *Seneca Foods Corp. Class B............................  11,120      390,201
    Spartan Stores, Inc................................... 210,856    4,147,538
    Stephan Co. (The).....................................  33,500       52,930
  #*Susser Holdings Corp.................................. 203,846   10,542,915
   *Tofutti Brands, Inc...................................  53,404       80,640
   #United-Guardian, Inc..................................  40,096    1,112,664
   #Universal Corp........................................  88,344    5,415,487
  #*USANA Health Sciences, Inc............................ 146,315   12,088,545
    Village Super Market, Inc. Class A....................  69,464    2,559,748
    WD-40 Co.............................................. 149,879    8,619,541
                                                                   ------------
Total Consumer Staples....................................          198,390,558
                                                                   ------------
Energy -- (4.1%)
  #*Abraxas Petroleum Corp................................ 486,100    1,186,084
    Adams Resources & Energy, Inc.........................  38,954    2,604,854
    Alon USA Energy, Inc.................................. 232,609    3,177,439
    AMEN Properties, Inc..................................     123       75,215

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                           --------- ----------
Energy -- (Continued)
  #*Amyris, Inc...........................................    15,469 $   42,540
  #*Approach Resources, Inc...............................   214,461  5,681,072
  #*Barnwell Industries, Inc..............................    68,834    243,672
   *Basic Energy Services, Inc............................   277,739  3,177,334
  #*Bill Barrett Corp.....................................   136,232  3,054,321
  #*BioFuel Energy Corp...................................     4,179     16,173
  #*Black Ridge Oil and Gas, Inc..........................    73,707     47,172
   #Bolt Technology Corp..................................    77,310  1,401,630
  #*BPZ Resources, Inc....................................   798,903  1,925,356
  #*C&J Energy Services, Inc..............................   131,537  2,545,241
  #*Cal Dive International, Inc...........................   198,003    388,086
  #*Callon Petroleum Co...................................   254,713  1,018,852
  #*Carrizo Oil & Gas, Inc................................   247,544  7,839,718
   *Cheniere Energy, Inc..................................    39,020  1,114,801
   *Clayton Williams Energy, Inc..........................   109,912  6,257,290
  #*Clean Energy Fuels Corp...............................   322,774  4,167,012
   *Cloud Peak Energy, Inc................................    32,914    527,611
   #Comstock Resources, Inc...............................   319,900  5,364,723
    Contango Oil & Gas Co.................................    91,993  3,556,449
   *Crimson Exploration, Inc..............................   148,719    477,388
    Crosstex Energy, Inc..................................   468,151  9,405,154
   *Dawson Geophysical Co.................................    66,521  2,400,078
    Delek US Holdings, Inc................................   173,761  5,256,270
   #DHT Holdings, Inc.....................................    41,366    192,352
   *Double Eagle Petroleum Co.............................    58,194    203,097
  #*Emerald Oil, Inc......................................   180,999  1,303,193
  #*Endeavour International Corp..........................   208,012    886,131
   *ENGlobal Corp.........................................   238,421    232,270
   *EPL Oil & Gas, Inc....................................   305,293  9,818,223
   *Evolution Petroleum Corp..............................    24,525    303,374
  #*Exterran Holdings, Inc................................   120,089  3,812,826
  #*FieldPoint Petroleum Corp.............................    49,014    207,819
  #*FX Energy, Inc........................................    24,431     89,417
  #*Geospace Technologies Corp............................    50,043  3,723,700
  #*Gevo, Inc.............................................    24,840     45,706
  #*Global Geophysical Services, Inc......................   383,587  1,683,947
   *Green Plains Renewable Energy, Inc....................   208,710  3,456,238
    Gulf Island Fabrication, Inc..........................   111,497  2,757,321
    Gulfmark Offshore, Inc. Class A.......................    86,339  4,252,196
  #*Harvest Natural Resources, Inc........................   283,514  1,168,078
   *Hercules Offshore, Inc................................ 1,228,317  8,475,387
   *HKN, Inc..............................................     1,132     79,240
  #*Houston American Energy Corp..........................   108,288     34,760
  #*ION Geophysical Corp..................................   942,009  5,793,355
  #*James River Coal Co...................................   185,050    366,399
  #*Key Energy Services, Inc..............................     6,893     43,702
  #*Lucas Energy, Inc.....................................    87,333    118,773
  #*Magnum Hunter Resources Corp..........................   821,122  3,144,897
   *Matador Resources Co..................................    26,338    345,028
   *Matrix Service Co.....................................   211,742  3,356,111
   *Mexco Energy Corp.....................................     7,388     41,114
  #*Miller Energy Resources, Inc..........................    32,669    163,018
  #*Mitcham Industries, Inc...............................    79,611  1,347,814

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   *Natural Gas Services Group, Inc.....................    61,199 $  1,490,196
  #*Newpark Resources, Inc..............................   825,793    9,447,072
   #Nordic American Tankers, Ltd........................    69,849      662,169
  #*Northern Oil and Gas, Inc...........................    53,512      706,894
  #*Nuverra Environmental Solutions, Inc................ 1,361,226    4,015,617
  #*Overseas Shipholding Group, Inc.....................    18,861       76,387
  #*Pacific Ethanol, Inc................................        31          132
   #Panhandle Oil and Gas, Inc. Class A.................    55,720    1,658,227
  #*Parker Drilling Co..................................   792,229    4,808,830
  #*PDC Energy, Inc.....................................   148,470    8,188,120
  #*Penn Virginia Corp..................................   242,574    1,222,573
   *PetroQuest Energy, Inc..............................   363,025    1,633,612
   *PHI, Inc. (69336T106)...............................     9,745      345,947
  #*PHI, Inc. (69336T205)...............................   113,759    4,004,317
  #*Pioneer Energy Services Corp........................   445,654    3,021,534
  #*PostRock Energy Corp................................    23,194       42,677
  #*Pyramid Oil Co......................................    22,699      101,465
  #*Quicksilver Resources, Inc..........................    10,759       15,601
   *Renewable Energy Group, Inc.........................     4,433       69,066
   #Rentech, Inc........................................   942,422    2,016,783
   *REX American Resources Corp.........................   149,235    5,430,662
  #*Rex Energy Corp.....................................   498,631    9,568,729
  #*RigNet, Inc.........................................     4,637      126,590
  #*Royale Energy, Inc..................................    45,629      123,198
  #*Sanchez Energy Corp.................................     1,127       26,654
   *Saratoga Resources, Inc.............................     2,046        3,662
  #*Steel Excel, Inc....................................    73,655    2,135,995
  #*Swift Energy Co.....................................    17,910      228,173
   *Synergy Resources Corp..............................   160,123    1,240,953
  #*Syntroleum Corp.....................................    44,574      321,379
   *Tesco Corp..........................................    86,265    1,142,149
  #*TETRA Technologies, Inc.............................   458,887    4,643,936
    TGC Industries, Inc.................................   110,887      994,656
  #*Triangle Petroleum Corp.............................   248,236    1,762,476
  #*Uranium Energy Corp.................................   123,123      284,414
  #*US Energy Corp. Wyoming.............................    71,870      139,428
  #*USEC, Inc...........................................    21,921      429,871
   *Vaalco Energy, Inc..................................   486,671    3,017,360
  #*Verenium Corp.......................................     2,570        5,603
   #W&T Offshore, Inc...................................    11,734      191,147
   *Warren Resources, Inc...............................   372,497    1,069,066
  #*Westmoreland Coal Co................................    22,096      282,166
   *Willbros Group, Inc.................................   290,733    2,087,463
  #*Zion Oil & Gas, Inc.................................     5,765       12,914
                                                                   ------------
Total Energy............................................            209,192,884
                                                                   ------------
Financials -- (15.1%)
   *1st Constitution Bancorp............................    16,306      156,375
    1st Source Corp.....................................   194,458    5,304,814
    1st United Bancorp Inc/Boca Raton...................    33,715      262,303
   #Access National Corp................................    59,660      908,622
    Alliance Bancorp, Inc. of Pennsylvania..............    13,199      195,081
   *Altisource Asset Management Corp....................     9,319    3,131,184

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
   *Altisource Residential Corp...........................  18,609 $   356,735
    Ameriana Bancorp......................................  20,650     227,357
   #American Equity Investment Life Holding Co............ 475,603   8,655,975
  #*American Independence Corp............................  18,018     138,378
   #American National Bankshares, Inc.....................  54,265   1,293,678
   *American River Bankshares.............................  17,421     155,047
   *American Safety Insurance Holdings, Ltd...............  48,385   1,449,615
  #*American Spectrum Realty, Inc.........................  12,442      32,598
   *Ameris Bancorp........................................ 129,174   2,486,600
    AMERISAFE, Inc........................................ 133,781   4,779,995
    AmeriServ Financial, Inc.............................. 189,054     561,490
    Argo Group International Holdings, Ltd................  55,866   2,494,417
   #Arrow Financial Corp.................................. 118,468   3,120,447
    ASB Financial Corp....................................   4,400      60,500
    Asta Funding, Inc.....................................  23,298     205,255
    Astoria Financial Corp................................ 202,317   2,468,267
    Atlantic American Corp................................   7,131      27,668
   *Atlantic Coast Financial Corp.........................     738       3,550
  #*Atlanticus Holdings Corp.............................. 140,864     535,283
    Auburn National BanCorp., Inc.........................  11,571     260,116
   *AV Homes, Inc.........................................  80,688   1,303,111
    Baldwin & Lyons, Inc. Class A.........................   3,548      93,419
   #Baldwin & Lyons, Inc. Class B.........................  91,316   2,439,050
    Banc of California, Inc...............................  25,569     376,376
   #Bancfirst Corp........................................ 120,279   6,288,186
    Bancorp of New Jersey, Inc............................   1,246      19,002
   *Bancorp, Inc.......................................... 189,078   2,836,170
    Bank Mutual Corp...................................... 167,611   1,040,864
    Bank of Commerce Holdings.............................  19,956     105,368
    Bank of Kentucky Financial Corp.......................  25,942     712,108
   #Bank of the Ozarks, Inc............................... 257,862  12,320,646
    BankFinancial Corp.................................... 211,876   1,822,134
   #Banner Corp........................................... 152,251   5,645,467
    Bar Harbor Bankshares.................................  27,028   1,061,119
    BBCN Bancorp, Inc..................................... 598,061   8,737,671
   *BBX Capital Corp. Class A.............................  43,192     612,894
    BCB Bancorp, Inc......................................  54,608     575,022
   *BCSB Bancorp, Inc.....................................  10,495     260,171
   *Beneficial Mutual Bancorp, Inc........................  94,591     815,374
    Berkshire Bancorp, Inc................................  10,471      88,375
    Berkshire Hills Bancorp, Inc.......................... 140,349   3,663,109
   *BFC Financial Corp. Class A...........................  75,991     197,577
    BGC Partners, Inc. Class A............................  52,634     330,542
   *BNCCORP, Inc..........................................  12,585     159,200
  #*BofI Holding, Inc.....................................  85,375   4,631,594
    Boston Private Financial Holdings, Inc................ 621,853   6,871,476
    Bridge Bancorp, Inc...................................  38,336     821,924
   *Bridge Capital Holdings...............................  40,893     674,326
   #Brookline Bancorp, Inc................................ 624,531   6,157,876
   *Brunswick Bancorp.....................................     120         606
    Bryn Mawr Bank Corp................................... 100,636   2,813,783
    C&F Financial Corp....................................  11,488     620,812
   #Calamos Asset Management, Inc. Class A................ 130,916   1,394,255

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #California First National Bancorp.......................  81,133 $1,402,790
   *Camco Financial Corp....................................  26,162    113,543
    Camden National Corp....................................  77,363  3,010,194
    Cape Bancorp, Inc.......................................   4,774     44,780
   *Capital Bank Financial Corp. Class A....................  11,999    229,181
   *Capital City Bank Group, Inc............................ 150,073  1,878,914
   oCapital Properties, Inc.................................   9,939      9,939
    Capital Properties, Inc. Class A........................  11,044     85,701
    Capital Southwest Corp..................................  14,863  2,154,838
    Cardinal Financial Corp................................. 256,943  4,203,587
   *Carolina Bank Holdings, Inc.............................   4,335     47,035
  #*Carver Bancorp, Inc.....................................     300      1,593
    Center Bancorp, Inc..................................... 143,604  2,164,112
    Centerstate Banks, Inc..................................  46,202    455,552
  #*Central Pacific Financial Corp..........................  70,631  1,313,030
    Century Bancorp, Inc. Class A...........................  18,900    672,273
    CFS Bancorp, Inc........................................ 101,373  1,210,394
    Charter Financial Corp..................................     935     10,182
    Chemical Financial Corp................................. 234,726  7,008,918
    Chicopee Bancorp, Inc...................................  26,112    455,132
    Citizens Community Bancorp, Inc.........................   4,432     33,462
   *Citizens First Corp.....................................   1,442     14,723
    Citizens Holding Co.....................................   9,925    176,169
  #*Citizens, Inc........................................... 389,673  2,782,265
   #City Holding Co......................................... 161,264  7,137,545
   #CKX Lands, Inc..........................................  14,943    213,087
   #Clifton Savings Bancorp, Inc............................  55,328    688,834
   #CNB Financial Corp......................................  53,880    963,374
   #CoBiz Financial, Inc.................................... 212,258  2,131,070
    Codorus Valley Bancorp, Inc.............................  10,382    188,122
   *Colonial Financial Services, Inc........................   7,831    111,474
  #*Colony Bankcorp, Inc....................................  37,943    274,707
    Columbia Banking System, Inc............................ 289,122  7,222,268
    Commercial National Financial Corp......................  10,640    227,164
   #Community Bank System, Inc.............................. 261,062  8,756,019
   *Community Bankers Trust Corp............................   2,000      7,720
   #Community Trust Bancorp, Inc............................ 137,659  5,485,711
   *Community West Bancshares...............................  12,713     71,638
   *CommunityOne Bancorp....................................     216      1,836
    Consolidated-Tomoka Land Co.............................  52,947  2,056,991
   *Consumer Portfolio Services, Inc........................  48,370    314,405
   *Cowen Group, Inc. Class A............................... 229,608    741,634
    Crawford & Co. Class A.................................. 282,945  1,864,608
   #Crawford & Co. Class B.................................. 145,019  1,139,849
  #*Customers Bancorp, Inc..................................   4,684     78,457
    CVB Financial Corp...................................... 272,789  3,570,808
  #*DFC Global Corp......................................... 306,846  4,753,045
   *DGT Holdings Corp.......................................  12,563    166,523
   #Diamond Hill Investment Group, Inc......................     710     73,506
   #Dime Community Bancshares, Inc.......................... 340,490  5,975,600
    Donegal Group, Inc. Class A............................. 169,997  2,337,459
   #Donegal Group, Inc. Class B.............................  34,951    828,339
   *Doral Financial Corp....................................     710     17,047

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Eagle Bancorp Montana, Inc.............................     578 $     6,624
   #Eastern Insurance Holdings, Inc........................  30,477     595,216
   *Eastern Virginia Bankshares, Inc.......................   8,084      48,100
  #*eHealth, Inc........................................... 137,217   4,218,051
    EMC Insurance Group, Inc............................... 116,209   3,370,061
    Employers Holdings, Inc................................ 231,124   6,076,250
  #*Encore Capital Group, Inc.............................. 254,221   9,879,028
   #Enterprise Bancorp, Inc................................  36,296     729,913
    Enterprise Financial Services Corp.....................  59,274   1,098,347
   #ESB Financial Corp..................................... 161,234   2,113,778
    ESSA Bancorp, Inc......................................  63,434     719,976
   #Evans Bancorp, Inc.....................................  11,667     227,623
  #*Ezcorp, Inc. Class A...................................  10,706     193,564
  #*Farmers Capital Bank Corp..............................  23,827     581,855
    FBL Financial Group, Inc. Class A...................... 271,726  12,018,441
   #Federal Agricultural Mortgage Corp. Class A............   4,200     121,737
    Federal Agricultural Mortgage Corp. Class C............  79,325   2,466,214
    Federated National Holding Co..........................  74,234     756,444
   #Fidelity Southern Corp.................................  90,096   1,391,080
    Financial Institutions, Inc............................  71,404   1,437,363
   *First Acceptance Corp..................................  45,747      84,174
  #*First BanCorp.......................................... 119,967     903,352
    First Bancorp.......................................... 142,584   2,257,105
    First Bancorp of Indiana, Inc..........................   1,400      19,880
   #First Bancorp, Inc.....................................  74,352   1,330,901
   *First Bancshares, Inc. (318687100).....................   5,228      40,622
    First Bancshares, Inc. (318916103).....................   4,544      56,800
    First Busey Corp....................................... 475,006   2,370,280
    First Business Financial Services, Inc.................   6,622     218,062
   #First Commonwealth Financial Corp...................... 666,383   5,004,536
    First Community Bancshares, Inc........................ 109,970   1,755,121
   #First Connecticut Bancorp Inc/Farmington...............  13,515     202,725
    First Defiance Financial Corp..........................  69,440   1,833,216
   *First Federal Bancshares of Arkansas, Inc..............  45,474     447,919
   *First Federal of Northern Michigan Bancorp, Inc........  13,700      59,869
   #First Financial Bancorp................................ 278,506   4,486,732
   #First Financial Bankshares, Inc........................  31,386   1,934,947
    First Financial Corp................................... 122,228   4,053,080
   #First Financial Holdings, Inc.......................... 137,855   7,642,656
   #First Financial Northwest, Inc.........................  43,468     463,369
   *First Financial Service Corp...........................  18,814      67,542
    First Interstate Bancsystem, Inc.......................  73,120   1,723,438
    First M&F Corp.........................................  21,987     389,830
  #*First Marblehead Corp. (The)...........................  49,478      84,113
   #First Merchants Corp................................... 176,409   3,302,376
    First Midwest Bancorp, Inc............................. 421,291   6,433,114
   *First Place Financial Corp............................. 153,683         492
   *First South Bancorp, Inc...............................  59,381     390,133
   *First United Corp......................................  31,308     235,436
    First West Virginia Bancorp............................   1,187      20,060
    Firstbank Corp.........................................  35,127     564,842
  #*Flagstar Bancorp, Inc..................................  96,346   1,580,074
    Flushing Financial Corp................................ 217,680   4,127,213

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   *Forestar Group, Inc.................................... 266,686 $ 5,763,084
   *Fortegra Financial Corp................................     705       4,759
    Fox Chase Bancorp, Inc.................................  59,633   1,044,770
    Franklin Financial Corp................................   5,320      97,196
   #FXCM, Inc. Class A..................................... 174,943   2,886,560
   #Gain Capital Holdings, Inc.............................   2,832      15,406
   #German American Bancorp, Inc...........................  65,691   1,817,670
    GFI Group, Inc......................................... 505,124   2,020,496
   #Glacier Bancorp, Inc................................... 291,356   7,091,605
  #*Gleacher & Co., Inc....................................   9,104     123,177
   *Global Indemnity P.L.C.................................  56,451   1,466,597
    Gouverneur Bancorp, Inc................................   4,366      47,589
    Great Southern Bancorp, Inc............................  82,919   2,421,235
  #*Green Dot Corp. Class A................................  87,335   2,033,159
  #*Greenlight Capital Re, Ltd. Class A.................... 205,715   5,439,105
    Guaranty Bancorp.......................................  44,041     552,274
  #*Guaranty Federal Bancshares, Inc.......................  17,335     221,368
   *Hallmark Financial Services, Inc....................... 105,299   1,028,771
    Hampden Bancorp, Inc...................................   3,433      53,520
   *Hampton Roads Bankshares, Inc..........................   8,405      14,289
   *Hanmi Financial Corp................................... 179,197   3,046,349
    Harleysville Savings Financial Corp....................  12,400     236,840
  #*Harris & Harris Group, Inc............................. 153,619     479,291
   #Hawthorn Bancshares, Inc...............................   5,957      78,098
   #HCI Group, Inc.........................................  85,078   3,105,347
    Heartland Financial USA, Inc........................... 133,135   3,727,780
   *Heritage Commerce Corp.................................  95,601     702,667
    Heritage Financial Corp................................  71,379   1,134,212
    Heritage Financial Group, Inc..........................  15,412     294,986
    HF Financial Corp......................................  34,791     467,243
    HFF, Inc. Class A...................................... 184,291   3,870,111
   *Hilltop Holdings, Inc.................................. 410,662   6,993,574
    Hingham Institution for Savings........................  14,511   1,042,906
  #*HMN Financial, Inc.....................................  37,346     273,373
   *Home Bancorp, Inc......................................   4,852      88,549
   #Home BancShares, Inc................................... 359,132   9,811,486
    Home Federal Bancorp, Inc..............................  64,285     901,276
    HopFed Bancorp, Inc....................................  18,198     202,180
    Horace Mann Educators Corp............................. 423,287  11,995,954
    Horizon Bancorp........................................  33,916     812,967
   #Hudson Valley Holding Corp.............................  19,709     408,370
   *ICG Group, Inc......................................... 363,600   4,410,468
   #Independence Holding Co................................  69,208     970,988
   #Independent Bank Corp. (453836108)..................... 164,814   6,137,673
   *Independent Bank Corp. (453838609).....................  34,130     266,214
    Infinity Property & Casualty Corp...................... 134,624   8,751,906
    Interactive Brokers Group, Inc. Class A................ 407,284   6,598,001
   *InterGroup Corp. (The).................................   6,500     135,655
   *Intervest Bancshares Corp. Class A.....................   6,118      45,273
  #*INTL. FCStone, Inc.....................................  92,288   1,708,251
   *Investment Technology Group, Inc....................... 179,808   2,555,072
  #*Investors Capital Holdings, Ltd........................   4,238      20,215
    Investors Title Co.....................................  21,301   1,588,416

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                           --------- ----------
Financials -- (Continued)
   *Jacksonville Bancorp, Inc.............................     5,187 $    2,697
   *Jefferson Bancshares, Inc.............................     6,356     36,801
    JMP Group, Inc........................................    80,935    574,639
  #*JW Mays, Inc..........................................     2,700     69,728
  #*Kearny Financial Corp.................................    31,532    326,672
   #Kennedy-Wilson Holdings, Inc..........................   351,706  6,014,173
   #Kentucky First Federal Bancorp........................    38,012    326,523
    Lake Shore Bancorp, Inc...............................     3,521     41,266
   #Lakeland Bancorp, Inc.................................   213,274  2,397,200
    Lakeland Financial Corp...............................   103,907  3,278,266
    Landmark Bancorp Inc/Manhattan........................    13,442    275,427
   #Life Partners Holdings, Inc...........................   108,784    285,014
    LNB Bancorp, Inc......................................    58,795    533,859
   *Louisiana Bancorp Inc/Metaire.........................     1,237     22,538
    LSB Financial Corp....................................     2,914     71,976
   *Macatawa Bank Corp....................................   202,123  1,049,018
   *Magyar Bancorp, Inc...................................    15,818     94,750
    Maiden Holdings, Ltd..................................   220,078  2,676,148
   #MainSource Financial Group, Inc.......................   134,470  1,944,436
  #*Malvern Bancorp, Inc..................................     8,513    102,071
    Manning & Napier, Inc.................................     3,537     63,489
   #MarketAxess Holdings, Inc.............................    22,519  1,164,232
    Marlin Business Services Corp.........................    66,856  1,529,665
  #*Maui Land & Pineapple Co., Inc........................    49,270    208,166
    Mayflower Bancorp, Inc................................     3,884     76,437
   #MB Financial, Inc.....................................    67,538  1,943,744
   *MBT Financial Corp....................................     1,763      6,981
   #MCG Capital Corp......................................   583,022  3,200,791
   #Meadowbrook Insurance Group, Inc......................   449,558  3,412,145
    Medallion Financial Corp..............................   164,087  2,476,073
    Mercantile Bank Corp..................................    13,591    271,412
    Merchants Bancshares, Inc.............................    62,187  1,930,284
   *Meridian Interstate Bancorp, Inc......................    49,951  1,021,997
   #Meta Financial Group, Inc.............................    25,650    754,623
   *Metro Bancorp, Inc....................................   126,758  2,770,930
    MetroCorp Bancshares, Inc.............................    76,185    815,180
   *MGIC Investment Corp.................................. 1,047,384  8,002,014
    MicroFinancial, Inc...................................    83,043    674,309
    Mid Penn Bancorp, Inc.................................     7,759     89,035
   #MidSouth Bancorp, Inc.................................    53,485    871,806
    MidWestOne Financial Group, Inc.......................    15,022    391,924
    MSB Financial Corp....................................     2,696     20,287
    MutualFirst Financial, Inc............................    39,230    580,996
    National Interstate Corp..............................    59,495  1,621,239
    National Security Group, Inc..........................    12,602     89,978
    National Western Life Insurance Co. Class A...........    11,421  2,443,523
    Naugatuck Valley Financial Corp.......................     7,309     57,522
   *Navigators Group, Inc. (The)..........................    78,413  4,544,817
    NBT Bancorp, Inc......................................   281,516  6,353,816
    Nelnet, Inc. Class A..................................    18,233    708,899
   *New Century Bancorp, Inc..............................     9,127     59,508
    New Hampshire Thrift Bancshares, Inc..................    21,740    303,708
   *NewBridge Bancorp.....................................    37,843    309,934

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   *Newport Bancorp, Inc...................................  11,702 $   203,966
  #*NewStar Financial, Inc................................. 192,358   2,962,313
    Nicholas Financial, Inc................................  41,301     643,057
   *North Valley Bancorp...................................   3,829      66,625
    Northeast Bancorp......................................   4,362      44,013
    Northeast Community Bancorp, Inc.......................  24,952     163,685
    Northfield Bancorp, Inc................................ 213,409   2,501,153
    Northrim BanCorp, Inc..................................  44,423   1,133,675
    Northway Financial, Inc................................   1,076      18,927
    Northwest Bancshares, Inc..............................  80,990   1,119,282
   #Norwood Financial Corp.................................  10,591     308,304
   #Ocean Shore Holding Co.................................  20,561     308,415
    OceanFirst Financial Corp.............................. 115,455   1,971,971
    OFG Bancorp............................................ 264,934   4,893,331
    Ohio Valley Banc Corp..................................  16,910     375,571
   #Old Line Bancshares, Inc...............................  22,285     291,488
    Old National Bancorp................................... 155,239   2,236,994
   *Old Second Bancorp, Inc................................ 120,505     732,670
   *OmniAmerican Bancorp, Inc..............................  88,259   2,086,443
   #Oppenheimer Holdings, Inc. Class A.....................  14,513     278,069
    Oritani Financial Corp................................. 356,975   5,804,414
    Pacific Continental Corp...............................  89,837   1,107,690
   *Pacific Mercantile Bancorp.............................   6,384      39,581
   *Pacific Premier Bancorp, Inc...........................  59,188     771,220
    PacWest Bancorp........................................ 283,900  10,055,738
   #Park National Corp.....................................  35,882   2,831,090
   *Park Sterling Corp..................................... 248,405   1,664,314
   *Patriot National Bancorp, Inc..........................  15,644      22,371
   #Peapack Gladstone Financial Corp.......................  85,161   1,665,749
    Penns Woods Bancorp, Inc...............................  36,321   1,668,587
    Peoples Bancorp of North Carolina, Inc.................  15,956     220,671
    Peoples Bancorp, Inc...................................  94,701   2,129,825
    Peoples Bancorp/Auburn.................................   3,331      72,449
   *PHH Corp............................................... 186,338   4,222,419
  #*Phoenix Cos., Inc. (The)...............................  48,205   2,056,907
   *PICO Holdings, Inc..................................... 175,008   3,830,925
  #*Pinnacle Financial Partners, Inc....................... 261,565   7,449,371
   *Piper Jaffray Cos......................................   4,037     135,441
   *Porter Bancorp, Inc....................................  27,503      47,030
  #*Preferred Bank.........................................  60,108   1,021,235
    Premier Financial Bancorp, Inc.........................  27,910     346,084
  #*Primus Guaranty, Ltd...................................  23,720     239,572
    PrivateBancorp, Inc....................................  46,664   1,100,804
    Provident Financial Holdings, Inc......................  67,702   1,184,785
    Provident Financial Services, Inc...................... 121,248   2,157,002
   #Provident New York Bancorp............................. 401,514   4,356,427
   *Prudential Bancorp, Inc. of Pennsylvania...............  26,515     259,052
   *PSB Holdings, Inc......................................   1,113       6,906
    Pulaski Financial Corp.................................  85,066     851,511
    Pzena Investment Management, Inc. Class A..............  19,143     136,298
    QC Holdings, Inc....................................... 171,139     460,364
    QCR Holdings, Inc......................................     100       1,565
   #Radian Group, Inc...................................... 540,302   7,591,243

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #Renasant Corp........................................... 148,086 $4,057,556
   #Republic Bancorp, Inc. Class A.......................... 199,097  5,210,368
   *Republic First Bancorp, Inc.............................  74,245    249,463
    Resource America, Inc. Class A.......................... 171,132  1,420,396
  #*Riverview Bancorp, Inc..................................  96,249    250,247
    Rockville Financial, Inc................................ 147,978  1,938,512
    Roma Financial Corp.....................................  85,065  1,624,742
   *Royal Bancshares of Pennsylvania, Inc. Class A..........  26,270     47,811
   #S&T Bancorp, Inc........................................ 211,609  5,180,188
  #*Safeguard Scientifics, Inc.............................. 196,766  2,941,652
    Safety Insurance Group, Inc.............................  83,691  4,500,065
    Salisbury Bancorp, Inc..................................   7,752    232,172
    Sandy Spring Bancorp, Inc............................... 118,497  2,896,067
    SB Financial Group, Inc.................................   2,810     22,199
  #*Seacoast Banking Corp. of Florida....................... 114,349    269,864
  #*Security National Financial Corp. Class A...............  22,097    133,466
   #Selective Insurance Group, Inc.......................... 148,171  3,622,781
   *Shore Bancshares, Inc...................................  36,541    289,405
    SI Financial Group, Inc.................................   7,776     88,024
   *Siebert Financial Corp..................................  13,141     20,763
    Sierra Bancorp..........................................  88,637  1,398,692
   #Simmons First National Corp. Class A.................... 138,527  3,788,713
    Simplicity Bancorp, Inc.................................  21,206    314,061
   *South Street Financial Corp.............................   2,945     16,787
  #*Southcoast Financial Corp...............................   4,265     23,587
   oSouthern Community Financial............................  45,616     10,036
   *Southern First Bancshares, Inc..........................  30,135    398,385
    Southern Missouri Bancorp, Inc..........................   7,832    209,506
   #Southern National Bancorp of Virginia, Inc..............   1,014     10,049
   #Southside Bancshares, Inc............................... 118,305  2,956,442
   *Southwest Bancorp, Inc.................................. 130,906  1,958,354
    Southwest Georgia Financial Corp........................  12,047    123,120
    State Auto Financial Corp...............................  41,897    850,509
    StellarOne Corp......................................... 116,921  2,476,387
    Sterling Bancorp........................................ 271,569  3,679,760
    Stewart Information Services Corp....................... 147,468  4,561,185
   *Stratus Properties, Inc.................................  70,975    912,029
   *Suffolk Bancorp......................................... 116,114  2,107,469
    Summit State Bank.......................................   1,118     11,269
  #*Sun Bancorp, Inc........................................ 276,153    916,828
   *Sussex Bancorp..........................................   8,000     53,760
  #*SWS Group, Inc.......................................... 265,182  1,580,485
   #SY Bancorp, Inc......................................... 129,832  3,587,258
  #*Taylor Capital Group, Inc............................... 170,775  3,830,483
    Teche Holding Co........................................  16,949    773,383
  #*Tejon Ranch Co.......................................... 215,548  7,283,367
    Territorial Bancorp, Inc................................  42,556    967,723
   #TF Financial Corp.......................................  21,681    588,422
   #Thomas Properties Group, Inc............................ 398,077  2,253,116
    Timberland Bancorp, Inc.................................  70,526    616,397
    Tompkins Financial Corp.................................  92,104  4,156,654
    Tower Financial Corp....................................   8,021    115,262
   #Tower Group International, Ltd.......................... 211,898  4,634,209

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
   #TowneBank............................................. 118,029 $  1,884,923
    Tree.com, Inc.........................................  29,869      564,225
    Trico Bancshares...................................... 146,645    3,176,331
   #TrustCo Bank Corp..................................... 610,291    3,625,129
    Unico American Corp................................... 113,843    1,301,225
   #Union Bankshares Inc/Morrisville......................  14,917      311,467
    Union First Market Bankshares Corp.................... 127,210    2,811,341
    United Bancshares, Inc................................   6,297       81,861
    United Community Bancorp..............................   1,415       14,490
   *United Community Banks, Inc........................... 135,054    1,840,786
   *United Community Financial Corp....................... 287,624    1,328,823
    United Financial Bancorp, Inc.........................  94,025    1,467,730
    United Fire Group, Inc................................ 192,649    5,010,800
   *United Security Bancshares............................ 108,094      461,562
    Unity Bancorp, Inc....................................  32,785      257,362
    Universal Insurance Holdings, Inc..................... 224,820    1,767,085
    Univest Corp. of Pennsylvania......................... 102,999    2,089,850
   *Vantagesouth Bancshares, Inc..........................  14,803       74,755
   #ViewPoint Financial Group, Inc........................ 291,157    6,280,256
   *Virginia Commerce Bancorp, Inc........................ 126,041    1,894,396
   *Virtus Investment Partners, Inc.......................  43,955    8,197,607
   #VSB Bancorp, Inc......................................   2,848       29,790
  #*Walker & Dunlop, Inc.................................. 154,823    2,854,936
    Washington Banking Co.................................  85,818    1,248,652
    Washington Trust Bancorp, Inc......................... 131,301    4,246,274
  #*Waterstone Financial, Inc.............................  29,299      318,773
    Wayne Savings Bancshares, Inc.........................   3,361       35,761
    WesBanco, Inc......................................... 248,532    7,319,267
    West BanCorp., Inc....................................  89,233    1,220,707
   *Western Alliance Bancorp.............................. 615,654   10,915,545
    Westfield Financial, Inc.............................. 149,090    1,037,666
    Westwood Holdings Group, Inc..........................  66,804    3,322,831
    Wilshire Bancorp, Inc................................. 483,148    4,246,871
  #*World Acceptance Corp................................. 153,471   12,781,065
   *Wright Investors' Service Holdings, Inc............... 109,400      229,740
    WSFS Financial Corp...................................  18,377    1,093,983
    WVS Financial Corp....................................  12,479      137,144
   *Yadkin Financial Corp.................................   8,972      139,873
   *ZipRealty, Inc........................................ 200,583      665,936
                                                                   ------------
Total Financials..........................................          765,963,603
                                                                   ------------
Health Care -- (8.4%)
   #Abaxis, Inc...........................................  41,954    1,766,263
  #*ABIOMED, Inc..........................................   3,026       75,892
  #*Accelerate Diagnostics, Inc...........................  35,412      296,753
  #*Accuray, Inc.......................................... 488,428    3,033,138
  #*Acorda Therapeutics, Inc.............................. 208,232    7,906,569
  #*Adcare Health Systems, Inc............................  10,442       46,989
   *Addus HomeCare Corp...................................   7,126      139,955
  #*Affymax, Inc.......................................... 129,072      223,295
   *Affymetrix, Inc....................................... 461,292    1,752,910
   #Air Methods Corp...................................... 211,186    7,093,738
  #*Akorn, Inc............................................  66,858      948,715

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Albany Molecular Research, Inc......................... 318,199 $ 4,044,309
  #*Alliance HealthCare Services, Inc......................  90,318   1,761,201
   *Allied Healthcare Products.............................  22,068      54,508
    Almost Family, Inc.....................................  46,565     890,788
   *Alnylam Pharmaceuticals, Inc...........................  19,466     898,745
  #*Alphatec Holdings, Inc................................. 248,211     570,885
  #*AMAG Pharmaceuticals, Inc.............................. 121,243   2,727,968
  #*Amedisys, Inc.......................................... 142,569   1,783,538
   *American Caresource Holdings, Inc......................   2,018       3,955
   *American Shared Hospital Services......................  35,563     104,555
  #*Amicus Therapeutics, Inc...............................   6,613      16,136
   *AMN Healthcare Services, Inc........................... 328,571   4,856,279
  #*Amsurg Corp............................................ 286,482  11,204,311
    Analogic Corp.......................................... 123,731   8,833,156
  #*AngioDynamics, Inc..................................... 182,315   2,178,664
   *ANI Pharmaceuticals, Inc...............................   3,968      27,495
   *Anika Therapeutics, Inc................................ 113,051   2,273,456
  #*Arqule, Inc............................................  61,194     163,388
  #*Arrhythmia Research Technology, Inc....................  26,575      63,381
   *ArthroCare Corp........................................ 192,165   6,967,903
   *Astex Pharmaceuticals.................................. 341,172   1,784,330
   *AtriCure, Inc..........................................   7,782      75,174
    Atrion Corp............................................  19,961   4,813,595
  #*Authentidate Holding Corp..............................   7,129       6,309
  #*AVEO Pharmaceuticals, Inc..............................  75,858     182,059
  #*Baxano Surgical, Inc................................... 171,862     342,005
  #*Bio-Reference Labs, Inc................................ 195,969   5,242,171
   *Bioanalytical Systems, Inc.............................  30,808      45,288
  #*BioCryst Pharmaceuticals, Inc..........................     300       1,320
  #*Biodel, Inc............................................  39,257     192,752
  #*Biolase, Inc...........................................   2,006       7,322
   *BioScrip, Inc.......................................... 502,794   8,170,402
  #*Biospecifics Technologies Corp.........................  20,414     336,627
    Biota Pharmaceuticals, Inc.............................  76,328     309,128
    BioTelemetry, Inc......................................  49,879     377,085
   *Bovie Medical Corp..................................... 158,699     476,097
  #*BSD Medical Corp....................................... 168,452     242,571
   *Cambrex Corp........................................... 270,611   3,964,451
   #Cantel Medical Corp.................................... 278,058   7,379,659
   *Capital Senior Living Corp............................. 227,001   5,230,103
  #*Cardica, Inc...........................................  29,044      34,272
   *CAS Medical Systems, Inc...............................     997       1,426
  #*Catalyst Pharmaceutical Partners, Inc..................  25,086      32,612
  #*Celldex Therapeutics, Inc.............................. 276,190   5,656,371
  #*Celsion Corp...........................................  82,414      99,721
  #*Chindex International, Inc.............................   9,314     159,456
  #*Cleveland Biolabs, Inc.................................   2,513       4,197
  #*Codexis, Inc...........................................  46,517     113,967
   *Columbia Laboratories, Inc.............................  27,734      18,585
   #Computer Programs & Systems, Inc.......................  70,916   3,952,858
    CONMED Corp............................................ 262,279   8,602,751
  #*Corcept Therapeutics, Inc.............................. 199,501     420,947
  #*Cornerstone Therapeutics, Inc..........................   8,755      78,095

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Corvel Corp............................................ 270,276 $ 9,159,654
   *Cross Country Healthcare, Inc.......................... 241,157   1,360,125
    CryoLife, Inc.......................................... 248,045   1,756,159
  #*Cumberland Pharmaceuticals, Inc........................ 169,380     948,528
   *Cutera, Inc............................................ 114,495   1,093,427
   *Cyberonics, Inc........................................ 156,507   8,136,799
   *Cynosure, Inc. Class A................................. 100,895   2,873,503
   *Cytokinetics, Inc......................................  33,968     422,561
    Daxor Corp.............................................  43,502     313,214
   *Depomed, Inc...........................................  13,446      87,668
   *Digirad Corp........................................... 104,281     256,531
  #*Discovery Laboratories, Inc............................  16,454      26,491
   *Durect Corp............................................ 443,309     558,569
   *Dyax Corp.............................................. 335,768   1,353,145
  #*Dynavax Technologies Corp..............................   2,993       3,981
   *Emergent Biosolutions, Inc............................. 229,032   4,051,576
   *Emeritus Corp..........................................  77,525   1,797,805
   *Encision, Inc..........................................   3,700       4,440
  #*Endocyte, Inc..........................................  70,216   1,261,782
    Ensign Group, Inc. (The)............................... 141,346   5,405,071
  #*EnteroMedics, Inc......................................     633         709
  #*Entremed, Inc..........................................   1,607       3,053
  #*Enzo Biochem, Inc...................................... 274,574     598,571
   #Enzon Pharmaceuticals, Inc............................. 301,457     602,914
   *ERBA Diagnostics, Inc..................................     119          88
  #*Exact Sciences Corp.................................... 181,881   2,495,407
   *Exactech, Inc.......................................... 101,444   2,190,176
  #*ExamWorks Group, Inc................................... 109,654   2,662,399
  #*Exelixis, Inc..........................................  51,565     261,435
   *Five Star Quality Care, Inc............................ 205,640   1,217,389
   *Furiex Pharmaceuticals, Inc............................  23,790   1,046,522
  #*Galena Biopharma, Inc..................................     319         622
  #*Genomic Health, Inc....................................   1,322      47,116
  #*Gentiva Health Services, Inc........................... 174,884   1,878,254
   *Geron Corp............................................. 316,814     415,026
  #*Greatbatch, Inc........................................ 238,848   9,028,454
   *Greenway Medical Technologies..........................   2,235      25,859
  #*GTx, Inc...............................................  88,046     421,740
  #*Hanger, Inc............................................ 296,907  10,961,806
  #*Harvard Bioscience, Inc................................ 312,031   1,669,366
  #*HealthStream, Inc...................................... 136,964   4,314,366
   *Healthways, Inc........................................ 175,708   3,015,149
  #*Hemispherx Biopharma, Inc..............................  93,100      21,413
   #Hi-Tech Pharmacal Co., Inc............................. 108,582   3,902,437
   *Hooper Holmes, Inc..................................... 672,769     258,343
  #*Horizon Pharma, Inc....................................  25,074      63,186
  #*iBio, Inc..............................................  75,428      37,337
   *Icad, Inc..............................................   7,500      43,200
   *ICU Medical, Inc....................................... 133,505   9,570,973
  #*Idera Pharmaceuticals, Inc............................. 288,928     381,385
  #*Immunomedics, Inc......................................  90,667     515,895
   *Infinity Pharmaceuticals, Inc.......................... 111,546   2,362,544
  #*Inovio Pharmaceuticals, Inc............................  10,400      18,200

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
  #*Integra LifeSciences Holdings Corp...................    48,391 $ 1,906,121
    Invacare Corp........................................   240,746   3,758,045
  #*IPC The Hospitalist Co., Inc.........................   107,657   5,422,683
  #*Iridex Corp..........................................    18,587     115,239
  #*IsoRay, Inc..........................................        20          13
  #*Keryx Biopharmaceuticals, Inc........................    45,500     414,050
    Kewaunee Scientific Corp.............................    25,060     335,804
  #*Kindred Healthcare, Inc..............................   329,078   5,054,638
   #Landauer, Inc........................................    88,270   4,349,063
  #*Lannett Co., Inc.....................................    83,838   1,164,510
   *LCA-Vision, Inc......................................   171,633     689,965
   #LeMaitre Vascular, Inc...............................   170,177   1,172,520
   *LHC Group, Inc.......................................   122,366   2,807,076
  #*Luminex Corp.........................................    33,923     675,407
   #Masimo Corp..........................................     3,159      73,573
  #*Mast Therapeutics, Inc...............................    72,438      32,018
    Maxygen, Inc.........................................   319,639     799,098
   *MedAssets, Inc.......................................   405,712   8,832,350
  o*MedCath Corp.........................................    92,602     126,865
   *Medical Action Industries, Inc.......................   158,071   1,452,672
  #*MediciNova, Inc......................................    75,542     202,453
   *Medidata Solutions, Inc..............................   120,773  11,175,126
   #Meridian Bioscience, Inc.............................    33,068     817,772
   *Merit Medical Systems, Inc...........................   434,473   5,708,975
    MGC Diagnostics Corp.................................     1,294      10,663
  #*Misonix, Inc.........................................    62,750     323,790
  #*Molina Healthcare, Inc...............................    25,676     953,093
   *Momenta Pharmaceuticals, Inc.........................   276,040   4,764,450
  #*MWI Veterinary Supply, Inc...........................     5,280     750,658
   *Nanosphere, Inc......................................    46,908     148,229
   #National Healthcare Corp.............................   104,718   5,029,606
  #*National Research Corp. Class A......................   202,317   3,637,660
   #National Research Corp. Class B......................    33,719   1,318,413
   *Natus Medical, Inc...................................   249,793   3,194,852
  #*Neogen Corp..........................................    39,946   2,256,150
   *Neurocrine Biosciences, Inc..........................     4,181      58,492
   *NuVasive, Inc........................................   318,883   7,276,910
  #*Oculus Innovative Sciences, Inc......................        30          86
   *Omnicell, Inc........................................   263,691   5,563,880
   *OncoGenex Pharmaceutical, Inc........................    16,093     157,229
  #*OraSure Technologies, Inc............................    17,123      75,855
   *Orthofix International NV............................   104,727   2,378,350
  #*Osiris Therapeutics, Inc.............................    17,979     205,860
  #*Pacific Biosciences of California, Inc...............    25,541      66,151
   #Pain Therapeutics, Inc...............................   189,843     459,420
   *PDI, Inc.............................................   130,894     608,657
   #PDL BioPharma, Inc................................... 1,068,559   8,676,699
  #*Pernix Therapeutics Holdings.........................    36,732     124,889
   *PharMerica Corp......................................   273,237   4,000,190
  #*PhotoMedex, Inc......................................    29,056     462,572
  #*Pozen, Inc...........................................   294,588   1,693,881
  #*Progenics Pharmaceuticals, Inc.......................   166,955   1,000,060
   *ProPhase Labs, Inc...................................    56,585      87,707

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Providence Service Corp. (The).......................... 117,958 $3,252,102
  #*pSivida Corp............................................  40,264    151,795
    Psychemedics Corp.......................................   1,558     18,758
   #Quality Systems, Inc.................................... 114,522  2,619,118
  #*Quidel Corp............................................. 234,731  6,283,749
   *RadNet, Inc............................................. 102,903    286,070
  #*Repligen Corp........................................... 324,883  3,304,060
  #*Repros Therapeutics, Inc................................  10,473    216,058
   *Retractable Technologies, Inc...........................     272        441
  #*Rigel Pharmaceuticals, Inc.............................. 156,254    595,328
   *Rochester Medical Corp.................................. 101,868  1,505,609
   *RTI Biologics, Inc...................................... 383,076  1,501,658
  #*RXi Pharmaceuticals Corp................................      11         44
  #*Sangamo Biosciences, Inc................................  81,917    798,691
   *Santarus, Inc........................................... 303,567  7,382,749
  #*Sciclone Pharmaceuticals, Inc........................... 449,656  2,814,847
    Simulations Plus, Inc................................... 123,672    589,915
  #*Skilled Healthcare Group, Inc. Class A.................. 120,037    782,641
  #*Solta Medical, Inc...................................... 397,170  1,076,331
    Span-America Medical Systems, Inc.......................  32,884    690,235
   *Spectranetics Corp...................................... 174,575  3,145,841
   #Spectrum Pharmaceuticals, Inc........................... 484,889  4,092,463
  #*Staar Surgical Co....................................... 105,430  1,108,069
  #*StemCells, Inc..........................................  11,628     19,070
  #*Stereotaxis, Inc........................................  10,471     54,868
   *Strategic Diagnostics, Inc..............................   4,062      3,981
  #*Sucampo Pharmaceuticals, Inc. Class A...................  99,193    608,053
   *SunLink Health Systems, Inc.............................  34,329     26,056
   *SurModics, Inc.......................................... 173,655  3,514,777
   *Symmetry Medical, Inc................................... 270,623  2,357,126
  #*Synageva BioPharma Corp.................................   5,436    261,472
  #*Targacept, Inc..........................................  35,720    178,600
  #*Theragenics Corp........................................ 278,526    568,193
  #*Threshold Pharmaceuticals, Inc..........................  17,876     96,888
   *Tornier NV..............................................  24,404    400,226
  #*Transcept Pharmaceuticals, Inc.......................... 111,214    312,511
  #*Triple-S Management Corp. Class B....................... 106,007  2,306,712
   oTrubion Pharmeceuticals, Inc............................  10,785         --
   #Universal American Corp................................. 531,278  5,759,054
   *Uroplasty, Inc..........................................  12,179     27,646
   #US Physical Therapy, Inc................................ 116,572  3,336,291
   #Utah Medical Products, Inc..............................  48,415  2,702,525
   *Vanguard Health Systems, Inc............................  94,306  1,971,938
   *Vascular Solutions, Inc................................. 158,467  2,560,827
  #*Vical, Inc..............................................   9,524     36,763
  #*Vision Sciences, Inc....................................  23,250     22,088
   *Volcano Corp............................................   4,842     96,695
   *Wright Medical Group, Inc............................... 319,387  8,757,592
  #*XenoPort, Inc...........................................  27,286    147,072
    Xstelos Holdings, Inc...................................  81,000    115,020

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Zalicus, Inc..........................................  41,209 $     19,883
                                                                   ------------
Total Health Care.........................................          422,813,894
                                                                   ------------
Industrials -- (15.0%)
   #AAON, Inc............................................. 410,994    8,865,141
    AAR Corp.............................................. 290,871    7,050,713
    ABM Industries, Inc...................................  39,967    1,035,145
   #Acacia Research Corp..................................  24,748      564,749
  #*ACCO Brands Corp...................................... 287,804    1,902,384
  #*Accuride Corp.........................................  19,390      110,911
    Aceto Corp............................................ 229,163    3,556,610
    Acme United Corp......................................  30,407      422,049
   #Acorn Energy, Inc.....................................  80,179      695,954
   *Active Power, Inc.....................................  65,376      241,891
  #*Adept Technology, Inc................................. 106,218      377,074
   *Aegion Corp........................................... 287,734    6,566,090
  #*AeroCentury Corp......................................   9,017      200,448
  #*Aerovironment, Inc.................................... 208,927    4,723,839
   *Air Transport Services Group, Inc..................... 324,059    2,164,714
    Aircastle, Ltd........................................ 224,541    3,947,431
    Alamo Group, Inc......................................  90,998    3,791,887
    Albany International Corp. Class A.................... 207,863    7,173,352
   oAllied Defense Group, Inc. (The)......................  51,940      272,685
    Allied Motion Technologies, Inc.......................  35,896      257,733
   #Altra Holdings, Inc................................... 207,316    5,170,461
  #*Ameresco, Inc. Class A................................  97,937      895,144
   #American Railcar Industries, Inc...................... 194,540    6,989,822
    American Science & Engineering, Inc...................  84,690    5,148,305
  #*American Superconductor Corp..........................  58,302      146,338
   *American Woodmark Corp................................ 128,224    4,448,091
    Ampco-Pittsburgh Corp.................................  85,409    1,643,269
   *AMREP Corp............................................  66,450      647,888
   #Apogee Enterprises, Inc............................... 278,236    7,445,595
  #*ARC Document Solutions, Inc........................... 216,651    1,033,425
    Argan, Inc............................................  50,656      802,898
   #Arkansas Best Corp.................................... 167,006    3,624,030
   *Arotech Corp..........................................  99,723      136,621
    Art's-Way Manufacturing Co., Inc......................     200        1,372
  #*Ascent Solar Technologies, Inc........................  74,256       78,711
    Astec Industries, Inc................................. 180,368    6,312,880
  #*Astronics Corp........................................ 115,462    4,561,904
   *Astrotech Corp........................................   6,182        4,266
   *AT Cross Co. Class A..................................  80,715    1,501,299
   *Avalon Holdings Corp. Class A.........................  20,575       75,922
    AZZ, Inc.............................................. 231,521    8,758,439
    Baltic Trading, Ltd...................................  25,003       94,011
    Barrett Business Services, Inc........................  84,535    5,939,429
  #*Blount International, Inc............................. 363,433    4,790,047
  #*BlueLinx Holdings, Inc................................ 184,488      341,303
   *Breeze-Eastern Corp...................................  98,241      907,256
   #Briggs & Stratton Corp................................ 392,597    7,950,089
    Brink's Co. (The).....................................   3,526       94,250
  #*Broadwind Energy, Inc.................................     890        4,076

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
  #*Builders FirstSource, Inc.............................. 163,954 $   967,329
   *CAI International, Inc................................. 130,212   2,733,150
   *Casella Waste Systems, Inc. Class A....................  77,678     370,524
  #*CBIZ, Inc.............................................. 617,182   4,480,741
    CDI Corp...............................................  98,414   1,548,052
    Ceco Environmental Corp................................ 110,237   1,472,766
   #Celadon Group, Inc..................................... 221,082   4,445,959
    Chicago Rivet & Machine Co.............................  17,700     460,200
    CIRCOR International, Inc.............................. 118,544   6,225,931
   #Coleman Cable, Inc.....................................  53,773   1,168,487
   *Columbus McKinnon Corp................................. 170,803   3,778,162
   #Comfort Systems USA, Inc............................... 329,710   5,094,019
   *Command Security Corp..................................  70,192     108,096
  #*Commercial Vehicle Group, Inc.......................... 151,009   1,093,305
    Compx International, Inc...............................  18,270     317,715
    Conrad Industries, Inc.................................  18,700     556,325
  #*Consolidated Graphics, Inc.............................  80,348   4,305,849
   #Courier Corp........................................... 120,220   1,865,814
   *Covenant Transportation Group, Inc. Class A............  91,000     583,310
  #*CPI Aerostructures, Inc................................  48,356     542,071
   *CRA International, Inc................................. 101,190   1,936,777
   *Dolan Co. (The)........................................ 134,798     342,387
   #Douglas Dynamics, Inc.................................. 161,344   2,318,513
   *Ducommun, Inc..........................................  96,265   2,198,693
   *DXP Enterprises, Inc...................................  85,577   5,904,813
   *Dycom Industries, Inc.................................. 251,118   6,649,605
   #Dynamic Materials Corp.................................  75,806   1,469,878
  #*Eagle Bulk Shipping, Inc...............................  75,276     289,060
    Eastern Co. (The)......................................  56,509     944,830
  #*Echo Global Logistics, Inc.............................  41,423     901,779
    Ecology and Environment, Inc. Class A..................  20,292     221,386
    Encore Wire Corp....................................... 212,520   8,864,209
  #*Energy Recovery, Inc................................... 257,075   1,123,418
   *EnerNOC, Inc........................................... 135,936   2,123,320
  #*Engility Holdings, Inc.................................  22,271     725,812
   #Ennis, Inc............................................. 225,577   4,179,942
  #*EnPro Industries, Inc.................................. 188,164  10,693,360
   *Environmental Tectonics Corp...........................  60,400     134,390
   #ESCO Technologies, Inc................................. 159,154   5,511,503
   #Espey Manufacturing & Electronics Corp.................  35,587     975,084
    Exponent, Inc.......................................... 135,915   8,986,700
   *Federal Signal Corp.................................... 496,488   4,815,934
  #*Flow International Corp................................ 318,738   1,230,329
    Forward Air Corp....................................... 216,499   7,917,368
   *Franklin Covey Co...................................... 169,691   2,738,813
   #Franklin Electric Co., Inc.............................  78,445   2,922,861
   #FreightCar America, Inc................................  68,565   1,248,569
   *Frozen Food Express Industries......................... 156,525     327,137
   *Fuel Tech, Inc......................................... 117,467     434,628
   *Furmanite Corp......................................... 334,453   2,505,053
    G&K Services, Inc. Class A............................. 146,954   7,760,641
  #*Genco Shipping & Trading, Ltd.......................... 241,352     502,012
   *Gencor Industries, Inc.................................   6,536      50,327

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
  #*GenCorp, Inc............................................ 246,115 $4,309,474
   *Gibraltar Industries, Inc............................... 276,704  4,261,242
   #Global Power Equipment Group, Inc.......................  38,305    692,554
   *Goldfield Corp. (The)...................................  44,025     94,654
   #Gorman-Rupp Co. (The)................................... 197,355  6,854,139
   *GP Strategies Corp...................................... 152,647  4,031,407
    Graham Corp.............................................  69,416  2,269,209
   #Granite Construction, Inc............................... 115,518  3,494,420
   #Great Lakes Dredge & Dock Corp.......................... 418,230  3,216,189
  #*Greenbrier Cos., Inc.................................... 184,421  4,217,708
   #Griffon Corp............................................ 481,728  5,732,563
   #H&E Equipment Services, Inc............................. 292,734  6,686,045
    Hardinge, Inc...........................................  97,119  1,536,423
  #*Hawaiian Holdings, Inc.................................. 483,077  3,690,708
   #Heartland Express, Inc..................................  73,345  1,079,638
    Heidrick & Struggles International, Inc................. 159,200  2,448,496
  #*Heritage-Crystal Clean, Inc.............................   7,001    108,796
   *Hill International, Inc................................. 317,051    995,540
   *Horizon Lines, Inc. Class A.............................  12,140     16,146
   #Houston Wire & Cable Co................................. 144,691  2,145,768
   *Hudson Global, Inc...................................... 131,868    312,527
  #*Hudson Technologies, Inc................................  20,484     48,137
    Hurco Cos., Inc.........................................  54,870  1,563,795
   *Huron Consulting Group, Inc............................. 158,488  8,073,379
   *Huttig Building Products, Inc........................... 161,870    386,869
    Hyster-Yale Materials Handling, Inc.....................  64,488  4,192,365
   *ICF International, Inc.................................. 107,815  3,599,943
  #*II-VI, Inc..............................................   9,400    166,192
  #*InnerWorkings, Inc......................................  99,547  1,162,709
   *Innotrac Corp........................................... 156,400    589,628
    Innovative Solutions & Support, Inc..................... 139,210  1,073,309
    Insperity, Inc.......................................... 186,696  6,174,037
    Insteel Industries, Inc................................. 100,235  1,683,948
   *Integrated Electrical Services, Inc..................... 118,179    696,074
   *Intelligent Systems Corp................................  42,582     49,395
   #Interface, Inc.......................................... 458,241  8,701,997
   #International Shipholding Corp..........................  58,108  1,588,673
   #Intersections, Inc...................................... 156,439  1,514,330
    John Bean Technologies Corp............................. 211,082  5,004,754
   *JPS Industries, Inc.....................................  24,500    132,055
    Kadant, Inc.............................................  98,109  3,212,089
   #Kaman Corp.............................................. 234,532  8,879,382
    Kaydon Corp............................................. 249,784  7,263,719
   #Kelly Services, Inc. Class A............................ 256,050  5,010,899
    Kelly Services, Inc. Class B............................     635     12,751
   *Key Technology, Inc.....................................  49,705    719,728
   #Kforce, Inc............................................. 392,289  6,543,381
    Kimball International, Inc. Class B..................... 227,614  2,501,478
   #Knight Transportation, Inc..............................  15,676    266,022
    Knoll, Inc.............................................. 357,948  5,913,301
   *Korn/Ferry International................................ 303,163  5,920,773
  #*Kratos Defense & Security Solutions, Inc................ 198,918  1,340,707
   #Lawson Products, Inc....................................  82,104    995,922

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
  #*Layne Christensen Co.................................   139,051 $ 2,694,808
    LB Foster Co. Class A................................   102,703   4,773,635
   #Lindsay Corp.........................................   117,090   8,793,459
  #*LMI Aerospace, Inc...................................    94,970   1,755,995
    LS Starrett Co. (The) Class A........................    51,344     535,004
   #LSI Industries, Inc..................................   202,268   1,650,507
   *Luna Innovations, Inc................................    17,526      23,134
   *Lydall, Inc..........................................   140,104   2,180,018
  #*Magnetek, Inc........................................    30,711     550,648
  #*Manitex International, Inc...........................     6,450      74,433
    Marten Transport, Ltd................................   305,134   5,236,099
    Mastech Holdings, Inc................................     7,962      78,028
    Matson, Inc..........................................    92,088   2,607,932
   #McGrath RentCorp.....................................   236,077   8,083,276
   *Meritor, Inc.........................................    91,758     745,993
    Met-Pro Corp.........................................   188,147   2,568,207
  #*Metalico, Inc........................................   356,973     517,611
   *Mfri, Inc............................................    57,134     619,333
    Michael Baker Corp...................................    84,494   3,413,558
    Miller Industries, Inc...............................    79,825   1,324,297
   *Mistras Group, Inc...................................    96,715   1,625,779
  #*Mobile Mini, Inc.....................................   270,419   9,332,160
    Mueller Water Products, Inc. Class A................. 1,412,875  10,935,652
    Multi-Color Corp.....................................   104,725   3,624,532
  #*MYR Group, Inc.......................................   172,512   3,726,259
   #National Presto Industries, Inc......................    41,306   3,062,427
  #*National Technical Systems, Inc......................    86,036   1,372,274
   *Navigant Consulting, Inc.............................   236,434   3,172,944
  #*NCI Building Systems, Inc............................    41,854     593,490
   #NL Industries, Inc...................................   236,934   2,627,598
   #NN, Inc..............................................   160,207   1,970,546
   *Nortek, Inc..........................................     5,653     381,634
   *Northwest Pipe Co....................................    88,313   2,631,727
  #*Ocean Power Technologies, Inc........................    35,797      56,201
  #*Odyssey Marine Exploration, Inc......................   448,045   1,590,560
   #Omega Flex, Inc......................................   100,238   1,805,286
   *On Assignment, Inc...................................   258,409   7,889,227
  #*Orbit International Corp.............................    14,582      50,162
   *Orbital Sciences Corp................................   300,708   5,575,126
   *Orion Energy Systems, Inc............................    26,146      89,942
   *Orion Marine Group, Inc..............................    84,173   1,058,055
   *Pacer International, Inc.............................   228,415   1,413,889
   #PAM Transportation Services, Inc.....................    86,903   1,040,229
   *Park-Ohio Holdings Corp..............................    99,568   3,497,824
   *Patrick Industries, Inc..............................    72,229   1,799,224
  #*Patriot Transportation Holding, Inc..................    92,577   3,189,278
   *Paul Mueller Co......................................    10,813     229,776
   *Pendrell Corp........................................   126,908     304,579
   *PGT, Inc.............................................    90,844     908,440
    Pike Electric Corp...................................   190,653   2,327,873
  #*Plug Power, Inc......................................       881         385
  #*PMFG, Inc............................................    94,438     717,729
  #*Powell Industries, Inc...............................   109,528   5,388,778

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
   *PowerSecure International, Inc......................... 181,636 $ 2,957,034
    Preformed Line Products Co.............................  51,643   3,767,357
    Primoris Services Corp................................. 287,148   5,972,678
    Providence and Worcester Railroad Co...................  18,747     326,198
   #Quad/Graphics, Inc.....................................  22,994     644,752
  #*Quality Distribution, Inc.............................. 190,614   2,012,884
   #Quanex Building Products Corp.......................... 270,551   4,604,778
   #Raven Industries, Inc.................................. 206,981   6,346,037
   *RBC Bearings, Inc...................................... 146,959   8,062,171
    RCM Technologies, Inc.................................. 114,406     620,081
  #*Real Goods Solar, Inc. Class A.........................   1,796       4,292
   *Republic Airways Holdings, Inc......................... 318,432   4,372,071
    Resources Connection, Inc.............................. 230,563   3,066,488
   *Roadrunner Transportation Systems, Inc................. 134,795   4,074,853
   *RPX Corp...............................................  62,889   1,096,784
  #*Rush Enterprises, Inc. Class A......................... 239,099   5,958,347
   *Rush Enterprises, Inc. Class B......................... 115,888   2,499,704
  #*Saia, Inc.............................................. 163,471   4,894,322
    Schawk, Inc............................................ 243,811   3,359,716
   *Schuff International, Inc..............................  53,200     705,964
    Servotronics, Inc......................................  24,804     195,083
    SIFCO Industries, Inc..................................  45,830     916,600
    SkyWest, Inc........................................... 348,537   5,269,879
    SL Industries, Inc.....................................  54,267   1,573,743
    SmartPros, Ltd.........................................  38,973      67,034
   *Sparton Corp...........................................  47,951     852,089
  #*Standard Parking Corp.................................. 169,280   3,896,826
  #*Standard Register Co. (The)............................  46,975     139,516
   #Standex International Corp............................. 110,239   6,507,408
   *Sterling Construction Co., Inc.........................  91,184     895,427
    Sun Hydraulics Corp.................................... 227,149   7,143,836
  #*Supreme Industries, Inc. Class A....................... 106,580     598,980
    Sypris Solutions, Inc.................................. 166,119     538,226
   #TAL International Group, Inc........................... 197,941   7,967,125
  #*Taser International, Inc............................... 234,094   2,078,755
  #*Team, Inc.............................................. 157,995   6,191,824
   *Tecumseh Products Co. Class A.......................... 121,247   1,391,916
  #*Tecumseh Products Co. Class B..........................  10,870     120,983
   *Tel-Instrument Electronics Corp........................  19,940      72,781
   #Tennant Co............................................. 160,553   8,284,535
   *Thermon Group Holdings, Inc............................  38,822     776,828
   #Titan International, Inc............................... 379,762   6,547,097
  #*Titan Machinery, Inc................................... 162,627   3,104,549
    TMS International Corp. Class A........................  18,182     297,639
   *Transcat, Inc..........................................  42,500     333,200
   *TRC Cos., Inc.......................................... 200,030   1,660,249
  #*Trex Co., Inc..........................................  11,708     554,257
   *Trimas Corp............................................ 282,477  10,460,123
  #*TrueBlue, Inc.......................................... 334,212   8,923,460
   *Tufco Technologies, Inc................................   6,498      38,988
   *Tutor Perini Corp...................................... 149,528   2,957,664
    Twin Disc, Inc.........................................  90,134   2,251,547
   *Ultralife Corp.........................................  84,195     292,999

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *Ultrapetrol Bahamas, Ltd..............................   6,299 $     19,338
    UniFirst Corp.........................................  89,467    8,769,555
   *UniTek Global Services, Inc...........................     400          684
    Universal Forest Products, Inc........................ 156,121    6,439,991
  #*Universal Power Group, Inc............................  29,335       48,989
   *Universal Security Instruments, Inc...................   2,177       11,625
   *Universal Truckload Services, Inc.....................  76,853    2,118,837
    US Ecology, Inc....................................... 174,091    5,321,962
   *USA Truck, Inc........................................  66,021      409,990
   *Versar, Inc...........................................  37,056      195,285
    Viad Corp............................................. 192,839    4,637,778
   *Vicor Corp............................................ 259,789    2,153,651
   *Virco Manufacturing Corp.............................. 133,476      323,012
   *Volt Information Sciences, Inc........................ 192,487    1,347,409
    VSE Corp..............................................  33,676    1,457,497
  #*Wabash National Corp.................................. 426,490    4,576,238
   *Willdan Group, Inc....................................   6,636       19,045
  #*Willis Lease Finance Corp.............................  76,817    1,093,874
  #*XPO Logistics, Inc....................................  87,531    2,141,008
                                                                   ------------
Total Industrials.........................................          759,259,269
                                                                   ------------
Information Technology -- (15.3%)
  #*3D Systems Corp....................................... 102,090    4,821,711
   *Accelrys, Inc......................................... 522,855    4,564,524
  #*Active Network, Inc. (The)............................  30,314      258,578
   *Actuate Corp.......................................... 540,500    3,988,890
   *ADDvantage Technologies Group, Inc....................  84,703      218,534
   *Advanced Energy Industries, Inc....................... 385,029    8,339,728
   *Advanced Photonix, Inc. Class A.......................  65,272       39,816
  #*Aehr Test Systems.....................................  42,505       65,458
   *Aeroflex Holding Corp................................. 265,674    1,997,868
   *Aetrium, Inc..........................................   2,617        1,230
   *Agilysys, Inc......................................... 176,406    2,044,546
  #*Alpha & Omega Semiconductor, Ltd......................  77,620      593,793
   #American Software, Inc. Class A....................... 222,349    2,014,482
   *Amkor Technology, Inc................................. 385,318    1,626,042
   *Amtech Systems, Inc...................................  72,428      496,132
  #*ANADIGICS, Inc........................................ 412,301      886,447
   *Analysts International Corp...........................  38,018      147,890
   *Anaren, Inc........................................... 133,778    3,131,743
  #*Applied Micro Circuits Corp........................... 416,493    4,943,772
  #*Astea International, Inc..............................  21,160       50,467
    Astro-Med, Inc........................................  58,981      670,614
   *ATMI, Inc............................................. 230,591    5,730,186
   *Autobytel, Inc........................................  78,058      419,952
  #*AVG Technologies NV...................................  16,208      361,438
  #*Aviat Networks, Inc................................... 338,038      895,801
   *Avid Technology, Inc.................................. 194,513    1,159,297
    Aware, Inc............................................ 131,474      649,482
   *Axcelis Technologies, Inc............................. 914,667    1,993,974
  #*AXT, Inc.............................................. 285,411      799,151
   #Badger Meter, Inc..................................... 152,301    7,255,620
  #*Bazaarvoice, Inc......................................  26,420      276,882

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class A..................................  33,988 $  529,363
    Bel Fuse, Inc. Class B..................................  92,406  1,446,154
   *Benchmark Electronics, Inc..............................  15,515    343,192
    Black Box Corp.......................................... 143,976  3,895,991
   *Blonder Tongue Laboratories.............................  76,200     76,200
  #*Blucora, Inc............................................ 320,236  6,404,720
    Bogen Communications International......................  33,103     43,034
   oBogen Corp..............................................  33,103         --
  #*Bottomline Technologies de, Inc......................... 245,939  7,149,447
   *BroadVision, Inc........................................  16,737    155,654
   #Brooks Automation, Inc.................................. 452,778  4,446,280
   *Bsquare Corp............................................  89,864    250,721
   *BTU International, Inc..................................  74,894    205,958
  #*Cabot Microelectronics Corp............................. 216,245  7,996,740
   *CalAmp Corp............................................. 237,055  3,638,794
   *Calix, Inc.............................................. 256,472  2,995,593
   *Cardtronics, Inc........................................  69,538  2,048,589
   *Cascade Microtech, Inc..................................  88,052    617,244
   #Cass Information Systems, Inc...........................  57,671  3,184,016
  #*Ceva, Inc............................................... 114,676  2,090,543
   *Checkpoint Systems, Inc................................. 205,201  3,529,457
   *China Information Technology, Inc.......................  25,916     81,117
   *ChyronHego Corp.........................................     315        476
  #*CIBER, Inc.............................................. 417,211  1,518,648
   *Cinedigm Digital Cinema Corp. Class A...................   1,512      2,223
   *Cirrus Logic, Inc.......................................   6,589    127,036
  #*Clearfield, Inc.........................................  88,476    961,734
  #*Cogo Group, Inc.........................................  16,364     37,310
    Coherent, Inc...........................................  17,782  1,007,884
    Cohu, Inc............................................... 157,954  1,863,857
  o#Commerce One LLC........................................   4,800         --
    Communications Systems, Inc.............................  79,847    846,378
   #Computer Task Group, Inc................................ 178,101  3,312,679
   *comScore, Inc...........................................  26,879    778,416
   #Comtech Telecommunications Corp......................... 138,344  3,746,355
    Concurrent Computer Corp................................  25,351    206,357
  #*Constant Contact, Inc................................... 113,619  2,180,349
  #*Cray, Inc............................................... 301,750  6,991,547
   #Crexendo, Inc........................................... 104,126    327,997
    CSG Systems International, Inc.......................... 237,062  5,613,628
    CSP, Inc................................................  49,891    435,548
    CTS Corp................................................ 265,469  3,729,839
  #*CVD Equipment Corp......................................  31,867    333,329
   *CyberOptics Corp........................................  56,931    341,017
   #Daktronics, Inc......................................... 268,470  2,920,954
   *Data I/O Corp...........................................  77,000    172,480
   *Datalink Corp........................................... 114,190  1,486,754
   *Dataram Corp............................................  13,698     42,601
  #*Datawatch Corp..........................................  18,488    379,928
   *Dealertrack Technologies, Inc........................... 142,704  5,337,130
  #*Demand Media, Inc....................................... 204,453  1,337,123
  #*Dice Holdings, Inc...................................... 449,189  3,894,469
   *Digi International, Inc................................. 236,189  2,345,357

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   #Digimarc Corp..........................................  59,341 $ 1,245,568
   *Digital River, Inc.....................................  28,176     478,710
   *Diodes, Inc............................................ 130,054   3,564,780
   *Dot Hill Systems Corp.................................. 550,651   1,563,849
   *DSP Group, Inc......................................... 234,064   1,743,777
  #*DTS, Inc............................................... 174,891   3,959,532
   *Dynamics Research Corp.................................  82,749     465,877
   #EarthLink, Inc......................................... 652,852   4,093,382
   #Ebix, Inc.............................................. 258,294   2,996,210
  #*Echelon Corp........................................... 172,946     389,128
   *Edgewater Technology, Inc..............................  87,868     540,388
   *Elecsys Corp...........................................  31,697     204,287
    Electro Rent Corp...................................... 237,405   4,244,801
    Electro Scientific Industries, Inc..................... 117,359   1,332,025
   #Electro-Sensors, Inc...................................   3,450      14,490
   *Electronics for Imaging, Inc........................... 383,228  11,508,337
  #*Ellie Mae, Inc.........................................   8,577     201,988
   #eMagin Corp............................................  52,807     193,274
  #*Emcore Corp............................................ 149,543     629,576
   *Emulex Corp............................................ 437,094   3,501,123
   *Entegris, Inc.......................................... 776,103   7,396,262
  #*Entropic Communications, Inc........................... 477,309   2,114,479
   *Envestnet, Inc......................................... 123,001   3,061,495
   *EPAM Systems, Inc......................................   4,448     128,770
    EPIQ Systems, Inc...................................... 280,862   3,654,015
    ePlus, Inc.............................................  55,622   3,531,441
   *Euronet Worldwide, Inc................................. 205,305   7,557,277
    Evolving Systems, Inc..................................  35,800     255,612
   *Exar Corp.............................................. 403,113   5,244,500
   *ExlService Holdings, Inc............................... 238,789   6,686,092
  #*Extreme Networks....................................... 618,849   2,679,616
   *Fabrinet...............................................  98,567   1,459,777
  #*FalconStor Software, Inc............................... 412,057     420,298
  #*FARO Technologies, Inc................................. 112,214   4,121,620
   *FormFactor, Inc........................................ 136,471     992,144
   #Forrester Research, Inc................................ 256,189   8,987,110
    Frequency Electronics, Inc.............................  74,860     795,762
   *Giga-tronics, Inc......................................  33,725      47,889
  #*GigOptix, Inc..........................................  17,808      22,794
  #*Global Cash Access Holdings, Inc....................... 489,071   3,418,606
    Globalscape, Inc.......................................   5,930      10,674
   *Globecomm Systems, Inc................................. 204,197   2,958,815
   *GSE Systems, Inc....................................... 127,249     225,231
   *GSI Group, Inc.........................................  84,971     714,606
   *GSI Technology, Inc.................................... 126,100     876,395
  #*GT Advanced Technologies, Inc.......................... 337,635   1,752,326
  #*Guidance Software, Inc.................................  39,875     365,654
   #Hackett Group, Inc. (The).............................. 397,920   2,212,435
   *Harmonic, Inc.......................................... 808,292   6,191,517
   *Hauppauge Digital, Inc.................................  42,278      28,749
   #Heartland Payment Systems, Inc......................... 334,773  12,490,381
   *Higher One Holdings, Inc...............................  11,675     126,090
   *Hutchinson Technology, Inc............................. 231,183     792,958

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *ID Systems, Inc......................................    55,135 $   276,778
  #*Identive Group, Inc..................................   195,156     149,099
  #*IEC Electronics Corp.................................    39,059     132,410
   *iGATE Corp...........................................   531,987  12,400,617
  #*iGO, Inc.............................................     8,729      31,686
   *Ikanos Communications, Inc...........................    64,641      82,740
  #*Imation Corp.........................................   188,057     880,107
   *Immersion Corp.......................................   117,379   1,683,215
  #*Infinera Corp........................................   774,532   8,450,144
  #*Innodata, Inc........................................   217,125     586,237
  #*Inphi Corp...........................................    76,477     891,722
   *Insight Enterprises, Inc.............................   388,100   8,301,459
   *Integrated Device Technology, Inc.................... 1,208,739  10,890,738
   *Integrated Silicon Solution, Inc.....................   224,713   2,689,815
   *Intellicheck Mobilisa, Inc...........................    25,737      20,075
   *Interactive Intelligence Group, Inc..................    91,043   5,171,242
   *Intermec, Inc........................................   152,918   1,518,476
   *Internap Network Services Corp.......................   552,985   4,506,828
   *Internet Patents Corp................................    12,966      43,436
   *Interphase Corp......................................    29,534     151,805
   #Intersil Corp. Class A...............................    50,246     513,012
   #inTEST Corp..........................................    84,141     334,881
   *Intevac, Inc.........................................   169,582   1,080,237
   *IntraLinks Holdings, Inc.............................    45,019     427,680
   *IntriCon Corp........................................    53,872     208,485
   *Inuvo, Inc...........................................     1,309       1,139
   *Ipass, Inc...........................................   366,725     803,128
  #*Iteris, Inc..........................................    52,380      93,760
   *Ixia.................................................   445,266   6,189,197
    IXYS Corp............................................   310,390   3,488,784
   *Kemet Corp...........................................   224,838     980,294
   *Key Tronic Corp......................................    20,206     229,136
    Keynote Systems, Inc.................................   120,647   2,404,495
  #*Kopin Corp...........................................   668,444   2,479,927
   *Kulicke & Soffa Industries, Inc......................   540,171   6,303,796
  #*KVH Industries, Inc..................................   157,667   2,205,761
   *Lantronix, Inc.......................................        45          68
  #*Lattice Semiconductor Corp........................... 1,134,655   5,854,820
   *LGL Group, Inc. (The)................................    29,250     180,180
   *Lightpath Technologies, Inc. Class A.................     8,650      15,224
  #*Limelight Networks, Inc..............................   667,209   1,601,302
  #*Lionbridge Technologies, Inc.........................   232,663     770,115
   *LivePerson, Inc......................................     7,824      72,294
  #*LogMeIn, Inc.........................................    19,440     577,757
  #*LoJack Corp..........................................   182,226     606,813
   *LTX-Credence Corp....................................   391,458   2,098,215
   *Magnachip Semiconductor Corp.........................   288,958   5,940,976
   *Management Network Group, Inc........................    22,112      65,230
   *Manhattan Associates, Inc............................   213,540  18,864,124
   #ManTech International Corp. Class A..................     9,340     275,904
    Marchex, Inc. Class B................................   148,124     903,556
   *Market Leader, Inc...................................   169,878   1,989,271
   *Mattersight Corp.....................................   103,208     288,982

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Mattson Technology, Inc................................ 193,251 $   432,882
  #*MaxLinear, Inc. Class A................................  15,867     109,958
  #*Maxwell Technologies, Inc..............................  62,316     494,166
   *Measurement Specialties, Inc........................... 109,266   5,439,261
   *Mediabistro, Inc.......................................  38,263      66,960
   *MEMSIC, Inc............................................  17,281      71,889
  #*Mercury Systems, Inc................................... 204,339   1,896,266
    Mesa Laboratories, Inc.................................  31,800   2,075,268
    Methode Electronics, Inc............................... 370,642   7,001,427
   #Micrel, Inc............................................ 519,525   5,512,160
  #*Mindspeed Technologies, Inc............................ 196,687     603,829
   #MOCON, Inc.............................................  63,175     904,034
   *ModusLink Global Solutions, Inc........................ 200,546     623,698
  #*MoneyGram International, Inc...........................  24,702     536,280
   #Monolithic Power Systems, Inc.......................... 324,150   8,486,247
   #Monotype Imaging Holdings, Inc......................... 255,806   6,274,921
  #*Monster Worldwide, Inc................................. 118,549     678,100
  #*MoSys, Inc............................................. 165,440     679,958
   *Move, Inc.............................................. 356,694   4,954,480
    MRV Communications, Inc................................  61,619     665,485
    MTS Systems Corp....................................... 165,039  10,405,709
  #*Multi-Fineline Electronix, Inc......................... 172,743   2,611,874
  #*Nanometrics, Inc....................................... 171,339   2,631,767
   *NAPCO Security Technologies, Inc....................... 307,597   1,568,745
  #*Navarre Corp........................................... 249,878     777,121
  #*NCI, Inc. Class A......................................  49,172     222,749
  #*NeoPhotonics Corp......................................   5,084      44,638
  #*Netlist, Inc...........................................  75,583      71,804
   *Netscout Systems, Inc.................................. 319,625   8,479,651
   *Newport Corp........................................... 329,748   4,830,808
  #*Newtek Business Services, Inc.......................... 243,027     527,369
   #NIC, Inc............................................... 457,702   8,430,871
   *Novatel Wireless, Inc.................................. 180,318     764,548
  #*Numerex Corp. Class A..................................  73,646     795,377
  #*Oclaro, Inc............................................ 345,826     411,533
   *Official Payments Holdings, Inc........................ 169,800   1,214,070
  #*OmniVision Technologies, Inc........................... 296,417   4,819,740
   *Omtool, Ltd............................................  30,770      51,386
  #*Onvia, Inc.............................................   6,308      34,000
   *OpenTable, Inc.........................................     802      51,071
   *Oplink Communications, Inc............................. 117,761   2,372,884
    Optical Cable Corp.....................................  55,836     240,095
  #*OSI Systems, Inc....................................... 112,610   7,926,618
  #*Overland Storage, Inc..................................  40,733      45,621
   *PAR Technology Corp.................................... 131,950     554,190
    Park Electrochemical Corp.............................. 187,161   5,090,779
  #*Parkervision, Inc...................................... 171,061     756,090
    PC Connection, Inc..................................... 108,093   1,833,257
    PC-Tel, Inc............................................ 183,140   1,767,301
   *PCM, Inc............................................... 117,011   1,174,790
   *PDF Solutions, Inc..................................... 139,737   2,867,403
    Perceptron, Inc........................................  53,427     424,210
   *Perficient, Inc........................................ 206,367   2,816,910

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Performance Technologies, Inc........................... 102,658 $  141,155
   *Pericom Semiconductor Corp.............................. 223,214  1,707,587
  #*Pfsweb, Inc.............................................  24,219    102,204
  #*Photronics, Inc......................................... 443,925  3,396,026
   *Pixelworks, Inc.........................................  58,634    197,010
  #*Planar Systems, Inc..................................... 162,065    304,682
  #*Plexus Corp.............................................  98,266  3,436,362
   *PLX Technology, Inc.....................................  69,845    382,751
  #*PMC - Sierra, Inc.......................................  56,871    375,633
   #Power Integrations, Inc.................................  98,158  5,413,414
  #*PRGX Global, Inc........................................ 124,218    770,152
  #*Procera Networks, Inc...................................  15,322    228,604
   *Progress Software Corp..................................  10,656    272,687
   *PROS Holdings, Inc......................................  13,890    455,870
  #*Pulse Electronics Corp..................................   1,330      5,280
    QAD, Inc. Class A....................................... 126,079  1,608,768
    QAD, Inc. Class B.......................................  31,205    358,857
  #*QLogic Corp.............................................  71,809    790,617
   *Qualstar Corp...........................................  90,434    133,842
  #*Quantum Corp............................................ 241,558    386,493
  #*QuickLogic Corp.........................................  32,039     88,748
   *QuinStreet, Inc.........................................  46,715    434,917
   *Radisys Corp............................................ 206,728    853,787
   *Rainmaker Systems, Inc..................................   1,126        439
  #*Rambus, Inc............................................. 326,789  3,186,193
  #*RealD, Inc.............................................. 163,910  1,745,641
  #*RealNetworks, Inc....................................... 303,361  2,387,451
   *Reis, Inc...............................................  85,111  1,566,042
   *Relm Wireless Corp......................................  37,546    150,184
  #*Remark Media, Inc.......................................   1,102      3,218
  #*Research Frontiers, Inc.................................   6,000     24,300
   *Responsys, Inc..........................................  24,450    354,280
    RF Industries, Ltd......................................  54,002    331,032
   #Richardson Electronics, Ltd............................. 130,504  1,466,865
    Rimage Corp.............................................  85,784    773,772
   *Rofin-Sinar Technologies, Inc........................... 150,345  3,474,473
   *Rogers Corp............................................. 115,833  6,442,631
   *Rosetta Stone, Inc...................................... 103,352  1,688,772
  #*Rubicon Technology, Inc................................. 113,654    956,967
  #*Rudolph Technologies, Inc............................... 276,551  3,415,405
   *Saba Software, Inc......................................  22,758    227,580
   *Sanmina Corp............................................ 285,885  4,705,667
   *ScanSource, Inc......................................... 231,988  8,261,093
   *Schmitt Industries, Inc.................................  17,800     48,594
  #*Scientific Learning Corp................................ 103,488     51,744
   *Seachange International, Inc............................ 270,520  3,186,726
   *Selectica, Inc..........................................  26,569    223,711
  #*ServiceSource International, Inc........................  11,263    120,176
   *Sevcon, Inc.............................................  56,400    291,870
   *ShoreTel, Inc........................................... 271,085  1,054,521
   *Sigma Designs, Inc...................................... 197,008  1,028,382
   *Sigmatron International, Inc............................  18,200     76,076
  #*Silicon Graphics International Corp..................... 110,001  2,070,219

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Silicon Image, Inc...................................   488,262 $ 2,797,741
  #*Smith Micro Software, Inc............................   156,813     180,335
   *SMTC Corp............................................    16,231      30,839
  #*Sonic Foundry, Inc...................................    24,133     217,680
  #*Sonus Networks, Inc.................................. 1,919,092   6,563,295
  #*Spansion, Inc. Class A...............................   184,249   2,174,138
   *Spark Networks, Inc..................................    37,263     308,538
   *Stamps.com, Inc......................................    82,191   3,276,133
  #*StarTek, Inc.........................................   131,000     698,230
   *STEC, Inc............................................   419,625   2,840,861
   *STR Holdings, Inc....................................    65,287     174,316
  #*SunEdison, Inc....................................... 1,431,312  14,427,625
  #*SunPower Corp........................................    24,615     680,605
  #*Super Micro Computer, Inc............................   223,786   2,593,680
    Supertex, Inc........................................   126,805   3,408,518
   *support.com, Inc.....................................   289,397   1,461,455
  #*Sykes Enterprises, Inc...............................   273,037   4,794,530
   *Symmetricom, Inc.....................................   448,192   2,303,707
  #*Synaptics, Inc.......................................   163,409   6,536,360
  #*Synchronoss Technologies, Inc........................    87,313   3,011,425
  #*Take-Two Interactive Software, Inc...................   151,301   2,652,307
   #Technical Communications Corp........................     7,300      57,232
  #*TechTarget, Inc......................................   237,040   1,277,646
  #*TeleCommunication Systems, Inc. Class A..............   341,304     921,521
   *Telenav, Inc.........................................   121,945     747,523
   *TeleTech Holdings, Inc...............................    92,283   2,311,689
   #Tessco Technologies, Inc.............................    64,382   2,062,799
    Tessera Technologies, Inc............................   338,596   6,795,622
    TheStreet, Inc.......................................   233,363     469,060
    Transact Technologies, Inc...........................    90,009     818,182
  #*Transwitch Corp......................................    39,152      16,448
   *Travelzoo, Inc.......................................    35,232   1,010,101
   *Trio Tech International..............................     3,392      12,245
  #*TriQuint Semiconductor, Inc..........................   413,400   3,303,066
   #TSR, Inc.............................................    60,552     187,711
   *TTM Technologies, Inc................................   228,043   2,107,117
   *Tyler Technologies, Inc..............................   221,391  16,520,196
   *Ultra Clean Holdings.................................   117,034     811,046
   *Ultratech, Inc.......................................   215,987   6,311,140
  #*Unisys Corp..........................................   373,406   9,686,152
   #United Online, Inc...................................   700,086   5,684,698
  #*Unwired Planet, Inc..................................   239,943     487,084
  #*USA Technologies, Inc................................     7,207      14,918
   *UTStarcom Holdings Corp..............................    65,251     180,093
  #*Veeco Instruments, Inc...............................     3,032     105,392
  #*Viasystems Group, Inc................................    34,737     515,844
   *Vicon Industries, Inc................................    45,650     120,059
   *Video Display Corp...................................    85,637     326,277
  #*Virtusa Corp.........................................   215,434   5,553,888
  #*Vishay Precision Group, Inc..........................    12,650     205,183
   *Volterra Semiconductor Corp..........................   153,648   2,315,475
  #*Vringo, Inc..........................................    68,946     217,180
    Wayside Technology Group, Inc........................    30,941     386,453

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
  #*Web.com Group, Inc.................................... 339,044 $  8,808,363
   *WebMD Health Corp.....................................  31,567    1,042,027
  #*Westell Technologies, Inc. Class A.................... 434,491    1,125,332
   *Wireless Telecom Group, Inc........................... 225,386      344,841
   *XO Group, Inc......................................... 200,307    2,395,672
    Xyratex, Ltd.......................................... 111,302    1,199,836
   *Zhone Technologies, Inc...............................  74,478      205,559
  #*Zix Corp.............................................. 381,921    1,718,644
   *Zygo Corp............................................. 129,438    2,028,293
                                                                   ------------
Total Information Technology..............................          771,573,565
                                                                   ------------
Materials -- (5.6%)
   #A Schulman, Inc....................................... 280,007    7,504,188
  #*AEP Industries, Inc...................................  64,544    5,208,701
  #*AM Castle & Co........................................ 141,405    2,406,713
   #AMCOL International Corp.............................. 267,582    9,386,777
   *American Biltrite, Inc................................     868      359,352
   *American Pacific Corp.................................  69,310    2,520,805
    American Vanguard Corp................................ 215,638    5,324,102
  #*Arabian American Development Co....................... 108,773      972,431
    Axiall Corp........................................... 142,226    6,269,322
    Balchem Corp.......................................... 221,446   11,019,153
    Boise, Inc............................................ 649,913    5,914,208
    Buckeye Technologies, Inc............................. 257,175    9,572,053
  #*Calgon Carbon Corp.................................... 460,115    8,249,862
  #*Century Aluminum Co................................... 395,295    3,316,525
    Chase Corp............................................  76,372    2,119,323
  #*Clearwater Paper Corp................................. 173,484    8,486,837
  #*Contango ORE, Inc.....................................   1,592       13,532
   *Continental Materials Corp............................  14,518      235,990
  #*Core Molding Technologies, Inc........................  52,504      484,612
   #Deltic Timber Corp....................................  74,652    4,503,755
    Detrex Corp...........................................  10,200      314,670
   *Ferro Corp............................................ 172,086    1,123,722
    Flamemaster Corp......................................     189        1,089
  #*Flotek Industries, Inc................................ 445,266    8,718,308
    Friedman Industries, Inc..............................  61,530      606,686
    FutureFuel Corp....................................... 145,474    2,297,034
  #*General Moly, Inc..................................... 418,681      787,120
   #Globe Specialty Metals, Inc........................... 120,169    1,433,616
  #*Golden Minerals Co....................................  64,771       88,736
   #Hawkins, Inc.......................................... 101,706    3,941,107
   #Haynes International, Inc.............................  82,308    3,959,015
   *Headwaters, Inc....................................... 270,940    2,554,964
  #*Horsehead Holding Corp................................ 229,045    2,805,801
    Innophos Holdings, Inc................................ 149,696    7,460,849
    Innospec, Inc......................................... 177,105    7,601,347
   #Kaiser Aluminum Corp.................................. 119,079    7,769,905
    KapStone Paper and Packaging Corp..................... 331,563   14,605,350
   #KMG Chemicals, Inc....................................  59,564    1,344,955
    Koppers Holdings, Inc................................. 144,022    5,566,450
   *Kraton Performance Polymers, Inc...................... 161,730    3,283,119
   *Landec Corp........................................... 256,030    3,863,493

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
  #*LSB Industries, Inc................................... 165,988 $  5,457,685
  #*Material Sciences Corp................................ 138,299    1,374,692
    Materion Corp......................................... 123,985    3,736,908
  #*McEwen Mining, Inc.................................... 264,097      517,630
   *Mercer International, Inc............................. 222,551    1,540,053
  #*Mines Management, Inc.................................  33,421       23,395
   *Mod-Pac Corp..........................................  26,617      221,587
    Myers Industries, Inc................................. 289,583    5,638,181
   #Neenah Paper, Inc..................................... 109,370    4,327,771
   #Noranda Aluminum Holding Corp......................... 135,864      422,537
   *Northern Technologies International Corp..............  38,414      493,236
    Olympic Steel, Inc....................................  78,258    2,179,485
  #*OM Group, Inc......................................... 164,822    5,088,055
  #*OMNOVA Solutions, Inc................................. 258,760    2,085,606
  #*Penford Corp.......................................... 111,720    1,657,925
    PH Glatfelter Co...................................... 389,968   10,322,453
    PolyOne Corp.......................................... 103,158    2,982,298
    Quaker Chemical Corp..................................  95,969    6,331,075
   *Revett Minerals, Inc..................................   2,968        2,122
  #*RTI International Metals, Inc......................... 218,034    6,682,742
   #Schnitzer Steel Industries, Inc. Class A..............  51,005    1,308,788
   #Schweitzer-Mauduit International, Inc.................  34,831    1,885,750
   *Senomyx, Inc.......................................... 241,135      636,596
  #*Solitario Exploration & Royalty Corp..................   2,939        2,733
    Stepan Co............................................. 167,091   10,002,067
   *SunCoke Energy, Inc...................................   5,112       80,770
   #Synalloy Corp.........................................  57,753      956,967
  #*Texas Industries, Inc................................. 132,723    8,247,407
   #Tredegar Corp......................................... 328,579    9,860,656
   *UFP Technologies, Inc.................................  11,800      250,986
   *United States Lime & Minerals, Inc....................  61,645    3,676,508
  #*Universal Stainless & Alloy Products, Inc.............  54,274    1,400,269
   #US Silica Holdings, Inc...............................   2,439       59,024
  #*Verso Paper Corp......................................   6,475        6,669
    Vulcan International Corp.............................   8,251      272,861
   #Wausau Paper Corp..................................... 492,621    5,610,953
   *Webco Industries, Inc.................................   3,750      429,188
    Zep, Inc.............................................. 129,286    1,691,061
  #*Zoltek Cos., Inc...................................... 282,869    3,940,365
                                                                   ------------
Total Materials...........................................          285,400,631
                                                                   ------------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.........................   4,700           --
  o*Big 4 Ranch, Inc......................................  35,000           --
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares..........  37,150           --
  o*Concord Camera Corp. Escrow Shares....................  49,560           --
  o*DLB Oil & Gas, Inc. Escrow Shares.....................   7,600           --
  o*EquiMed, Inc..........................................     132           --
  o*First Commerce Bancorp Escrow Shares..................  50,014       56,516
  o*FRD Acquisition Co Escrow Shares...................... 294,513           --
 o#*Gerber Scientific, Inc. Escrow Shares................. 214,642           --
  o*iGO, Inc. Escrow Shares...............................  11,200           --

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Other -- (Continued)
  o*Petrocorp, Inc. Escrow Shares........................    37,100 $     2,226
                                                                    -----------
Total Other..............................................                58,742
                                                                    -----------
Telecommunication Services -- (1.0%)
  #*8x8, Inc.............................................    45,450     411,777
   #Alteva...............................................    53,810     525,724
    Atlantic Tele-Network, Inc...........................    88,317   4,504,167
  #*Boingo Wireless, Inc.................................    23,503     164,521
   *Cbeyond, Inc.........................................   163,307   1,383,210
  #*Cincinnati Bell, Inc.................................   805,625   2,779,406
    Consolidated Communications Holdings, Inc............   266,494   4,660,980
   *General Communication, Inc. Class A..................   457,477   4,048,672
  #*Hawaiian Telcom Holdco, Inc..........................     6,004     167,031
   #HickoryTech Corp.....................................   135,774   1,523,384
    IDT Corp. Class B....................................   190,508   3,937,800
    Inteliquent, Inc.....................................   191,291   1,595,367
  #*Iridium Communications, Inc..........................   284,786   2,397,898
  #*Leap Wireless International, Inc.....................   104,000   1,734,720
   #Lumos Networks Corp..................................   116,085   2,199,811
    NTELOS Holdings Corp.................................     8,219     153,942
  #*ORBCOMM, Inc.........................................   227,142   1,094,824
   *Premiere Global Services, Inc........................   619,614   6,815,754
   #Primus Telecommunications Group, Inc.................    92,381   1,106,724
   #Shenandoah Telecommunications Co.....................    89,828   1,730,986
    USA Mobility, Inc....................................   126,925   1,982,569
  #*Vonage Holdings Corp................................. 1,003,958   3,232,745
                                                                    -----------
Total Telecommunication Services.........................            48,152,012
                                                                    -----------
Utilities -- (1.5%)
    American States Water Co.............................   174,652  11,216,151
   #Artesian Resources Corp. Class A.....................    21,573     507,828
  #*Cadiz, Inc...........................................    10,788      49,840
    California Water Service Group.......................   345,480   7,531,464
    Chesapeake Utilities Corp............................    81,052   4,803,952
    Connecticut Water Service, Inc.......................    85,638   2,560,576
   #Consolidated Water Co., Ltd..........................    18,730     222,138
   #Delta Natural Gas Co., Inc...........................    40,000     910,800
    Empire District Electric Co. (The)...................   310,609   7,199,917
    Gas Natural, Inc.....................................    21,793     227,083
    Genie Energy, Ltd. Class B...........................   200,893   2,071,207
    Laclede Group, Inc. (The)............................   164,449   7,541,631
    MGE Energy, Inc......................................   194,367  11,411,287
    Middlesex Water Co...................................   114,113   2,412,349
   #Northwest Natural Gas Co.............................     2,972     130,590
   #Ormat Technologies, Inc..............................    46,090   1,061,453
   #Otter Tail Corp......................................   252,817   7,733,672
    RGC Resources, Inc...................................     9,396     177,115
   #SJW Corp.............................................   176,960   4,935,414
  #*Synthesis Energy Systems, Inc........................    17,851      14,995
    Unitil Corp..........................................    92,061   2,829,955

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
   #York Water Co....................................     67,582 $    1,424,628
                                                                 --------------
Total Utilities......................................                76,974,045
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,397,401,765
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
  o*Enron TOPRS 8.125PCT Escrow Shares...............     37,101             --
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
 o#*Accelerate Diagnostics, Inc. Rights 08/07/13.....      2,268            771
  o*Capital Bank Corp. Contingent Value Rights.......     12,543             --
 o#*Dynegy, Inc. Warrants 10/02/17...................     43,546         82,738
 o#*PhotoMedex, Inc. Contingent Value Warrants.......        957             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17....     15,030             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17....     15,030             --
  o*Wright Medical Group, Inc. Contingent Value
   Rights............................................     26,885         80,655
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   164,164
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (13.1%)
  (S)@ DFA Short Term Investment Fund................ 57,074,590    660,353,008
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,655,248,264)^^....................................... $5,057,918,937
                                                                 ==============

U.S. MICRO CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  859,622,562           --   --    $  859,622,562
   Consumer Staples..............    198,390,558           --   --       198,390,558
   Energy........................    209,192,884           --   --       209,192,884
   Financials....................    765,943,628 $     19,975   --       765,963,603
   Health Care...................    422,687,029      126,865   --       422,813,894
   Industrials...................    758,986,584      272,685   --       759,259,269
   Information Technology........    771,573,565           --   --       771,573,565
   Materials.....................    285,400,631           --   --       285,400,631
   Other.........................             --       58,742   --            58,742
   Telecommunication Services....     48,152,012           --   --        48,152,012
   Utilities.....................     76,974,045           --   --        76,974,045
Preferred Stocks
   Other.........................             --           --   --                --
Rights/Warrants..................             --      164,164   --           164,164
Securities Lending Collateral....             --  660,353,008   --       660,353,008
                                  -------------- ------------   --    --------------
TOTAL............................ $4,396,923,498 $660,995,439   --    $5,057,918,937
                                  ============== ============   ==    ==============

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (89.3%)
Real Estate Investment Trusts -- (89.3%)
    Acadia Realty Trust.................................   510,287 $ 13,155,199
   #Agree Realty Corp...................................    99,706    3,007,133
   #Alexander's, Inc....................................    48,381   14,611,062
    Alexandria Real Estate Equities, Inc................   648,726   44,437,731
   #American Assets Trust, Inc..........................    24,783      802,969
    American Campus Communities, Inc....................   969,173   37,225,935
    American Realty Capital Properties, Inc.............    92,905    1,342,477
    Apartment Investment & Management Co. Class A....... 1,348,853   39,629,301
   #Ashford Hospitality Trust, Inc......................   655,162    7,645,741
   #Associated Estates Realty Corp......................   465,018    7,105,475
    AvalonBay Communities, Inc.......................... 1,147,695  155,329,041
    BioMed Realty Trust, Inc............................ 1,722,150   35,579,619
    Boston Properties, Inc.............................. 1,412,707  151,089,014
    Brandywine Realty Trust............................. 1,448,221   20,188,201
   #BRE Properties, Inc.................................   713,910   37,880,065
   #Camden Property Trust...............................   792,248   55,885,174
   #Campus Crest Communities, Inc.......................   299,263    3,396,635
    CapLease, Inc.......................................   446,181    3,783,615
   #CBL & Associates Properties, Inc.................... 1,453,986   33,107,261
   #Cedar Realty Trust, Inc.............................   568,520    3,149,601
    Chatham Lodging Trust...............................    21,058      367,673
    Chesapeake Lodging Trust............................   103,564    2,372,651
    Colonial Properties Trust...........................   743,737   18,005,873
   #CommonWealth REIT...................................   856,678   19,763,561
   #Corporate Office Properties Trust...................   783,107   19,953,566
    Cousins Properties, Inc.............................   936,072    9,594,738
   #CubeSmart........................................... 1,183,836   19,178,143
   #DCT Industrial Trust, Inc........................... 2,804,590   21,062,471
   #DDR Corp............................................ 2,586,430   44,176,224
   #DiamondRock Hospitality Co.......................... 1,838,746   17,835,836
   #Digital Realty Trust, Inc........................... 1,219,972   67,452,252
   #Douglas Emmett, Inc................................. 1,260,761   31,531,633
   #Duke Realty Corp.................................... 3,014,889   49,655,222
   #DuPont Fabros Technology, Inc.......................   606,361   13,891,731
   #EastGroup Properties, Inc...........................   279,867   17,312,573
    Education Realty Trust, Inc......................... 1,042,249    9,828,408
   #EPR Properties......................................   438,192   22,076,113
    Equity Lifestyle Properties, Inc....................   735,254   28,299,926
    Equity One, Inc.....................................   651,135   15,067,264
    Equity Residential.................................. 3,197,834  179,078,704
   #Essex Property Trust, Inc...........................   352,555   56,863,596
   #Excel Trust, Inc....................................   189,614    2,461,190
   #Extra Space Storage, Inc............................   990,332   41,643,461
   #Federal Realty Investment Trust.....................   609,479   64,196,423
  #*FelCor Lodging Trust, Inc........................... 1,096,074    6,620,287
    First Industrial Realty Trust, Inc..................   953,633   15,601,436
    First Potomac Realty Trust..........................   480,803    6,524,497
   #Franklin Street Properties Corp.....................   674,577    8,978,620
    General Growth Properties, Inc...................... 4,242,895   87,997,642
   #Getty Realty Corp...................................   176,332    3,630,676
   #Gladstone Commercial Corp...........................    35,555      661,679

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate Investment Trusts -- (Continued)
    Glimcher Realty Trust............................... 1,324,323 $ 14,885,391
    Government Properties Income Trust..................   509,883   12,884,743
    HCP, Inc............................................ 4,253,066  186,582,005
   #Health Care REIT, Inc............................... 2,536,681  163,590,558
    Healthcare Realty Trust, Inc........................   836,638   21,509,963
   #Hersha Hospitality Trust............................ 1,686,494    9,899,720
   #Highwoods Properties, Inc...........................   756,146   27,432,977
  #*HMG Courtland Properties............................     2,500       48,100
   #Home Properties, Inc................................   490,294   31,285,660
    Hospitality Properties Trust........................ 1,290,269   36,759,764
   #Host Hotels & Resorts, Inc.......................... 6,973,435  124,545,549
    Hudson Pacific Properties, Inc......................    85,232    1,849,534
   #Inland Real Estate Corp.............................   834,854    8,590,648
    Investors Real Estate Trust.........................   416,007    3,594,300
   #Kilroy Realty Corp..................................   702,775   36,783,243
   #Kimco Realty Corp................................... 3,818,945   86,117,210
   #Kite Realty Group Trust.............................   723,122    4,172,414
   #LaSalle Hotel Properties............................   883,749   23,808,198
    Lexington Realty Trust.............................. 1,802,277   22,600,554
    Liberty Property Trust.............................. 1,123,877   42,943,340
   #LTC Properties, Inc.................................   250,799    9,698,397
   #Macerich Co. (The).................................. 1,303,157   80,860,892
    Mack-Cali Realty Corp...............................   796,116   19,154,551
   #Medical Properties Trust, Inc....................... 1,368,980   19,987,108
   #Mid-America Apartment Communities, Inc..............   394,525   26,650,164
   *Mission West Properties Escrow Shares...............   183,606           --
    Monmouth Real Estate Investment Corp. Class A.......   291,745    2,853,266
   *MPG Office Trust, Inc...............................   467,885    1,464,480
   #National Health Investors, Inc......................   133,967    8,384,995
   #National Retail Properties, Inc..................... 1,092,354   38,221,466
   #Omega Healthcare Investors, Inc..................... 1,074,233   34,192,836
    One Liberty Properties, Inc.........................   104,935    2,437,640
    Parkway Properties Inc/Md...........................   312,533    5,469,327
   #Pebblebrook Hotel Trust.............................   111,412    2,969,130
    Pennsylvania REIT...................................   564,795   11,691,256
    Piedmont Office Realty Trust, Inc. Class A.......... 1,534,988   27,767,933
    Post Properties, Inc................................   509,361   23,695,474
    Prologis, Inc....................................... 4,571,276  175,354,147
    PS Business Parks, Inc..............................   184,963   13,552,239
    Public Storage...................................... 1,328,291  211,490,493
    Ramco-Gershenson Properties Trust...................   517,051    8,009,120
   #Realty Income Corp.................................. 1,616,884   70,188,934
   #Regency Centers Corp................................   842,579   44,429,191
    Retail Opportunity Investments Corp.................   373,529    5,117,347
   #Retail Properties of America, Inc. Class A..........   221,147    3,115,961
    RLJ Lodging Trust...................................   393,636    9,533,864
  #*Roberts Realty Investors, Inc.......................    47,739       54,422
   #Rouse Properties, Inc...............................   168,193    3,422,728
   #Ryman Hospitality Properties........................   399,109   14,866,810
   #Sabra Health Care REIT, Inc.........................   344,372    9,036,321
    Saul Centers, Inc...................................   141,146    6,405,205
   #Senior Housing Properties Trust..................... 1,721,801   43,303,295
    Simon Property Group, Inc........................... 2,817,030  450,893,822

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                      ---------- --------------
Real Estate Investment Trusts -- (Continued)
   #SL Green Realty Corp.............................    843,598 $   76,472,159
   #Sotherly Hotels, Inc.............................     78,466        358,590
    Sovran Self Storage, Inc.........................    281,351     19,441,354
   *Strategic Hotels & Resorts, Inc..................  1,525,751     13,518,154
   #Summit Hotel Properties, Inc.....................    178,821      1,809,669
   #Sun Communities, Inc.............................    261,540     12,663,767
   *Sunstone Hotel Investors, Inc....................  1,505,765     19,484,599
   *Supertel Hospitality, Inc........................    175,177        156,433
    Tanger Factory Outlet Centers....................    863,873     28,015,401
   #Taubman Centers, Inc.............................    588,988     43,125,701
   #UDR, Inc.........................................  2,316,100     57,995,144
   #UMH Properties, Inc..............................    107,203      1,171,729
    Universal Health Realty Income Trust.............    108,470      4,715,191
   #Urstadt Biddle Properties, Inc...................     76,760      1,458,440
    Urstadt Biddle Properties, Inc. Class A..........    183,360      3,872,563
    Ventas, Inc......................................  2,661,878    174,991,860
    Vornado Realty Trust.............................  1,516,803    128,640,062
   #Washington REIT..................................    599,450     16,113,216
   #Weingarten Realty Investors......................  1,062,368     33,273,366
   #Whitestone REIT..................................     33,037        534,539
   #Winthrop Realty Trust............................    262,902      3,357,259
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,455,361,199
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves....... 17,420,620     17,420,620
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (10.4%)
  (S)@ DFA Short Term Investment Fund................ 44,665,827    516,783,623
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,641,871,757)^^............................            $4,989,565,442
                                                                 ==============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts... $4,455,361,199           --   --    $4,455,361,199
Temporary Cash Investments.........     17,420,620           --   --        17,420,620
Securities Lending Collateral......             -- $516,783,623   --       516,783,623
                                    -------------- ------------   --    --------------
TOTAL.............................. $4,472,781,819 $516,783,623   --    $4,989,565,442
                                    ============== ============   ==    ==============

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                            ------- -----------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (6.5%)
    Adelaide Brighton, Ltd................................. 115,791 $   341,225
    AGL Energy, Ltd........................................  82,569   1,079,373
   #ALS Ltd/Queensland.....................................  58,224     443,761
   *Alumina, Ltd........................................... 539,758     469,796
    Amcor, Ltd............................................. 215,725   2,050,145
    Amcor, Ltd. Sponsored ADR..............................   1,068      40,766
    AMP, Ltd............................................... 579,290   2,352,193
   #Ansell, Ltd............................................  24,592     409,778
    APA Group.............................................. 133,897     722,153
  #*Aquarius Platinum, Ltd.................................  71,827      51,791
  #*Aquila Resources, Ltd..................................  15,814      29,668
    Aristocrat Leisure, Ltd................................  72,046     281,069
    Asciano, Ltd........................................... 213,959     976,121
    ASX, Ltd...............................................  42,112   1,317,369
    Atlas Iron, Ltd........................................ 180,615     132,249
    Aurizon Holdings, Ltd.................................. 257,879   1,051,875
    Australia & New Zealand Banking Group, Ltd............. 521,621  13,936,510
    Australian Infrastructure Fund.........................  15,128         177
    Bank of Queensland, Ltd................................  81,724     698,704
    Beach Energy, Ltd...................................... 143,697     172,819
   #Bendigo and Adelaide Bank, Ltd......................... 106,052   1,017,384
    BHP Billiton, Ltd...................................... 460,036  14,382,894
   #BHP Billiton, Ltd. Sponsored ADR.......................  65,589   4,114,398
   *BlueScope Steel, Ltd................................... 142,412     686,984
   #Boart Longyear, Ltd....................................  68,717      31,744
   #Boral, Ltd............................................. 210,164     800,431
    Brambles, Ltd.......................................... 282,996   2,307,336
    Caltex Australia, Ltd..................................  34,651     582,501
   #carsales.com, Ltd......................................  29,538     264,063
    Challenger, Ltd........................................  79,173     303,691
    Coca-Cola Amatil, Ltd.................................. 108,337   1,250,433
   #Cochlear, Ltd..........................................  10,877     596,832
   #Commonwealth Bank of Australia......................... 294,908  19,657,254
    Computershare, Ltd.....................................  89,091     783,279
    Crown, Ltd.............................................  72,744     836,357
    CSL, Ltd...............................................  91,869   5,451,891
   #David Jones, Ltd.......................................  24,134      58,539
    Downer EDI, Ltd........................................  33,042     111,897
    DUET Group............................................. 227,161     441,037
    Echo Entertainment Group, Ltd.......................... 175,552     413,878
   #Fairfax Media, Ltd..................................... 420,361     181,295
   #Flight Centre, Ltd.....................................   9,382     382,526
   #Fortescue Metals Group, Ltd............................ 280,662     921,467
    GrainCorp, Ltd. Class A................................  49,956     555,136
   #Harvey Norman Holdings, Ltd............................ 136,776     326,709
    Iluka Resources, Ltd...................................  84,278     833,359
    Incitec Pivot, Ltd..................................... 330,152     780,182
    Insurance Australia Group, Ltd......................... 394,169   2,057,796
    James Hardie Industries P.L.C..........................  62,750     521,232
    James Hardie Industries P.L.C. Sponsored ADR...........     500      20,770
   #JB Hi-Fi, Ltd..........................................   7,970     133,062

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)
   #Leighton Holdings, Ltd.................................  32,923 $   488,478
    Lend Lease Group....................................... 127,069   1,000,867
    Macquarie Group, Ltd...................................  70,295   2,770,592
   *Mesoblast, Ltd.........................................     363       1,914
   #Metcash, Ltd........................................... 151,507     469,600
   #Mineral Resources, Ltd.................................  17,001     145,099
    Mirvac Group........................................... 243,970     359,445
   #Monadelphous Group, Ltd................................  13,554     200,370
   #National Australia Bank, Ltd........................... 466,421  13,087,716
    New Hope Corp., Ltd....................................  25,495      86,197
    Newcrest Mining, Ltd................................... 140,601   1,548,702
   #Oil Search, Ltd........................................ 184,832   1,344,666
    Orica, Ltd.............................................  72,396   1,176,214
    Origin Energy, Ltd..................................... 246,628   2,646,771
   #OZ Minerals, Ltd.......................................  90,750     332,317
    PanAust, Ltd...........................................  76,201     134,117
   #Platinum Asset Management, Ltd.........................  18,543     105,402
   #Primary Health Care, Ltd............................... 136,072     621,622
   *Qantas Airways, Ltd.................................... 257,003     290,963
    QBE Insurance Group, Ltd............................... 237,148   3,502,415
    Ramsay Health Care, Ltd................................  24,094     797,117
    REA Group, Ltd.........................................  12,767     376,079
    Reece Australia, Ltd...................................   7,839     166,194
   *Regis Resources, Ltd...................................  78,025     248,591
    Rio Tinto, Ltd.........................................  85,633   4,428,618
    Santos, Ltd............................................ 214,222   2,628,622
   #Seek, Ltd..............................................  55,981     474,396
   #Seven Group Holdings, Ltd..............................  18,118     112,955
    Seven West Media, Ltd.................................. 115,125     221,214
   #Sims Metal Management, Ltd.............................  40,715     327,677
    Sonic Healthcare, Ltd..................................  65,650     844,819
   #SP AusNet.............................................. 226,926     240,552
    Spark Infrastructure Group............................. 197,592     316,895
    Suncorp Group, Ltd..................................... 271,375   3,121,854
    Super Retail Group, Ltd................................  23,773     269,672
    Sydney Airport.........................................  29,029      93,671
    Tabcorp Holdings, Ltd.................................. 148,032     434,811
    Tatts Group, Ltd....................................... 348,435     998,807
    Telstra Corp., Ltd..................................... 809,276   3,626,118
    Toll Holdings, Ltd..................................... 167,982     804,082
    TPG Telecom, Ltd.......................................  30,500     101,152
    Transurban Group....................................... 202,106   1,230,955
    Treasury Wine Estates, Ltd............................. 149,076     638,783
   #UGL, Ltd...............................................  27,924     182,416
    Washington H Soul Pattinson & Co., Ltd.................  13,478     163,510
    Wesfarmers, Ltd........................................ 197,621   7,202,777
    Westpac Banking Corp................................... 511,050  14,176,913
   #Westpac Banking Corp. Sponsored ADR....................  17,602   2,448,790
   #Whitehaven Coal, Ltd...................................  44,805      79,145
    Woodside Petroleum, Ltd................................ 128,194   4,328,815
    Woolworths, Ltd........................................ 222,854   6,673,697

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRALIA -- (Continued)
   #WorleyParsons, Ltd....................................  42,621 $    843,245
                                                                   ------------
TOTAL AUSTRALIA...........................................          176,280,308
                                                                   ------------
AUSTRIA -- (0.2%)
    Andritz AG............................................  11,015      595,308
    Erste Group Bank AG...................................  52,355    1,587,313
   #EVN AG................................................     626        8,025
    IMMOFINANZ AG......................................... 154,486      632,710
    OMV AG................................................  30,731    1,359,499
   #Raiffeisen Bank International AG......................   8,039      243,979
    Strabag SE............................................   3,236       72,509
    Telekom Austria AG....................................  40,443      280,949
    Telekom Austria AG ADR................................   2,400       33,480
   #Verbund AG............................................  10,202      201,003
    Vienna Insurance Group AG Wiener Versicherung Gruppe..   6,221      321,262
    Voestalpine AG........................................  26,623    1,021,352
                                                                   ------------
TOTAL AUSTRIA.............................................            6,357,389
                                                                   ------------
BELGIUM -- (0.9%)
    Ackermans & van Haaren NV.............................     220       19,940
    Ageas.................................................  50,538    2,024,298
    Anheuser-Busch InBev NV............................... 116,094   11,163,750
    Anheuser-Busch InBev NV Sponsored ADR.................  26,194    2,507,028
   #Belgacom SA...........................................  26,773      655,319
    Colruyt SA............................................  14,358      818,764
    Delhaize Group SA.....................................  13,452      887,576
    Delhaize Group SA Sponsored ADR.......................  12,271      809,763
    KBC Groep NV..........................................  53,994    2,173,724
    Mobistar SA...........................................   3,728       53,165
   #Solvay SA.............................................  13,189    1,787,824
    Telenet Group Holding NV..............................   3,450      166,863
    UCB SA................................................  22,903    1,318,770
    Umicore SA............................................  25,016    1,126,119
                                                                   ------------
TOTAL BELGIUM.............................................           25,512,903
                                                                   ------------
CANADA -- (9.0%)
    Agnico Eagle Mines, Ltd. (008474108)..................   8,852      251,485
    Agnico Eagle Mines, Ltd. (2009823)....................  28,532      811,430
   #Agrium, Inc. (2213538)................................  25,300    2,146,473
    Agrium, Inc. (008916108)..............................   3,097      263,245
    Aimia, Inc............................................  36,747      555,624
   #Alamos Gold, Inc......................................  18,300      269,574
    Alimentation Couche Tard, Inc. Class B................  23,150    1,418,842
   #AltaGas, Ltd..........................................  16,610      582,021
   #ARC Resources, Ltd....................................  51,428    1,296,841
   #Atco, Ltd. Class I....................................  11,304      512,317
   #AuRico Gold, Inc......................................  69,300      319,815
   #Bank of Montreal (063671101)..........................  29,657    1,842,293
   #Bank of Montreal (2076009)............................ 103,390    6,429,286
    Bank of Nova Scotia (064149107).......................  25,557    1,441,415
    Bank of Nova Scotia (2076281)......................... 196,436   11,094,589
    Barrick Gold Corp. (067901108)........................   9,257      157,091

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Barrick Gold Corp. (2024644)............................ 182,576 $3,021,899
   #Baytex Energy Corp......................................  19,003    771,517
   #BCE, Inc. (B188TH2).....................................  41,373  1,713,972
    BCE, Inc. (05534B760)...................................   5,004    206,615
   #Bell Aliant, Inc........................................  14,509    392,849
   *BlackBerry, Ltd. (09228F103)............................  27,932    246,640
  #*BlackBerry, Ltd. (BCBHZ31)..............................  88,001    772,825
    Bombardier, Inc. Class A................................  15,935     77,107
    Bombardier, Inc. Class B................................ 245,800  1,187,000
   #Bonavista Energy Corp...................................  39,535    495,775
   #Brookfield Asset Management, Inc. Class A...............  85,895  3,178,725
   #Brookfield Office Properties, Inc.......................  43,429    735,304
   *Brookfield Residential Properties, Inc..................   5,760    119,059
    CAE, Inc................................................  46,736    532,384
    Cameco Corp. (13321L108)................................  11,225    228,092
   #Cameco Corp. (2166160)..................................  74,660  1,516,315
    Canadian Imperial Bank of Commerce (136069101)..........   9,630    730,724
   #Canadian Imperial Bank of Commerce (2170525)............  68,338  5,185,065
    Canadian National Railway Co. (136375102)...............   7,917    790,592
   #Canadian National Railway Co. (2180632).................  72,280  7,224,481
    Canadian Natural Resources, Ltd. (136385101)............  30,916    959,014
    Canadian Natural Resources, Ltd. (2171573).............. 201,409  6,241,698
   #Canadian Oil Sands, Ltd.................................  89,147  1,730,689
    Canadian Pacific Railway, Ltd. (2793115)................  31,800  3,905,106
    Canadian Pacific Railway, Ltd. (13645T100)..............   2,081    255,713
   #Canadian Tire Corp., Ltd. Class A.......................  17,899  1,473,082
    Canadian Utilities, Ltd. Class A........................  18,040    671,824
   #Canadian Western Bank...................................  20,014    563,533
   *Canfor Corp.............................................  17,600    371,329
    Capital Power Corp......................................   5,746    116,587
   *Catamaran Corp. (148887102).............................  16,416    866,765
   *Catamaran Corp. (B8J4N87)...............................  23,600  1,243,073
    Cenovus Energy, Inc. (15135U109)........................  15,905    470,788
   #Cenovus Energy, Inc. (B57FG04).......................... 118,282  3,503,202
    Centerra Gold, Inc......................................  25,000    110,749
   *CGI Group, Inc. Class A (39945C109).....................   7,329    253,657
   *CGI Group, Inc. Class A (2159740).......................  32,000  1,106,027
   #CI Financial Corp.......................................  23,805    719,179
   #Cineplex, Inc...........................................   2,533     91,593
    Cogeco Cable, Inc.......................................   1,900     91,384
    Constellation Software, Inc.............................   2,400    350,174
   #Corus Entertainment, Inc. Class B.......................   6,346    153,537
   #Crescent Point Energy Corp..............................  64,047  2,428,810
   #Dollarama, Inc..........................................  10,900    786,697
    Eldorado Gold Corp. (284902103).........................  27,183    214,746
    Eldorado Gold Corp. (2307873)........................... 124,500    983,054
    Emera, Inc..............................................   4,347    138,312
    Empire Co., Ltd.........................................   7,970    626,442
   #Enbridge, Inc. (2466149)................................ 117,271  5,203,037
    Enbridge, Inc. (29250N105)..............................   1,723     76,587
    Encana Corp. (292505104)................................  32,128    562,883
   #Encana Corp. (2793193)..................................  99,577  1,747,033
   #Enerplus Corp. (B584T89)................................  39,840    647,385

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Enerplus Corp. (292766102)..............................   2,200 $   35,750
    Ensign Energy Services, Inc.............................  34,131    593,828
    Fairfax Financial Holdings, Ltd.........................   4,356  1,730,355
    Finning International, Inc..............................  29,200    628,293
    First Capital Realty, Inc...............................  15,250    253,598
  #*First Majestic Silver Corp..............................  14,200    185,398
    First Quantum Minerals, Ltd............................. 114,286  1,835,961
   #Fortis, Inc.............................................  29,107    915,067
   #Franco-Nevada Corp......................................  13,725    584,492
   #Genworth MI Canada, Inc.................................   9,000    250,696
    George Weston, Ltd......................................   9,467    802,451
    Gibson Energy, Inc......................................  24,400    562,309
    Gildan Activewear, Inc. (375916103).....................   3,000    133,950
    Gildan Activewear, Inc. (2254645).......................  18,100    807,812
    Goldcorp, Inc. (380956409)..............................  15,483    437,085
   #Goldcorp, Inc. (2676302)................................ 145,746  4,110,857
   #Great-West Lifeco, Inc..................................  54,000  1,564,113
   #Husky Energy, Inc.......................................  65,628  1,891,334
    IAMGOLD Corp. (450913108)...............................  18,510     95,882
    IAMGOLD Corp. (2446646).................................  78,400    404,557
    IGM Financial, Inc......................................  21,900  1,040,735
    Imperial Oil, Ltd. (453038408)..........................   9,400    403,636
    Imperial Oil, Ltd. (2454241)............................  48,227  2,069,286
    Industrial Alliance Insurance & Financial Services,
      Inc...................................................  25,869  1,040,704
    Intact Financial Corp...................................  26,700  1,570,389
    Jean Coutu Group PJC, Inc. (The) Class A................  16,500    302,015
   *Katanga Mining, Ltd.....................................   8,600      5,108
   *Kelt Exploration, Ltd...................................   6,850     53,688
   #Keyera Corp.............................................  13,100    732,865
    Kinross Gold Corp. (496902404)..........................  22,897    119,751
    Kinross Gold Corp. (B03Z841)............................ 213,279  1,108,860
   #Lightstream Resources, Ltd..............................  21,001    171,345
   #Loblaw Cos., Ltd........................................  22,160  1,057,406
  #*Lundin Mining Corp...................................... 110,040    433,903
    MacDonald Dettwiler & Associates, Ltd...................   3,200    239,307
    Magna International, Inc. (559222401)...................  10,503    803,059
    Magna International, Inc. (2554475).....................  40,160  3,071,335
    Manitoba Telecom Services, Inc..........................   4,500    149,708
    Manulife Financial Corp. (56501R106)....................  63,866  1,124,680
    Manulife Financial Corp. (2492519)...................... 322,943  5,687,897
   *MEG Energy Corp.........................................  27,605    843,120
   #Methanex Corp...........................................  18,580    887,303
    Metro, Inc..............................................  17,201  1,233,763
   #Mullen Group, Ltd.......................................  10,500    261,401
    National Bank of Canada.................................  30,040  2,310,837
  #*New Gold, Inc...........................................  82,300    597,759
   #Niko Resources, Ltd.....................................   8,000     56,314
    Onex Corp...............................................  16,704    795,274
    Open Text Corp. (683715106).............................   1,758    123,992
    Open Text Corp. (2260824)...............................   9,100    643,140
  #*Osisko Mining Corp......................................  78,002    325,040
    Pacific Rubiales Energy Corp............................  56,219  1,093,071
    Pan American Silver Corp. (697900108)...................  12,528    159,857

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
    Pan American Silver Corp. (2669272)...................  33,400 $   423,719
   *Paramount Resources, Ltd. Class A.....................   8,900     302,328
   *Pembina Pipeline Corp. (B4PPQG5)......................   9,034     283,216
   #Pembina Pipeline Corp. (B4PT2P8)......................  45,132   1,413,594
   #Pengrowth Energy Corp................................. 114,351     659,096
   #Penn West Petroleum, Ltd..............................  95,909   1,134,548
   #Petrominerales, Ltd...................................   2,609      14,199
   #Peyto Exploration & Development Corp..................  24,300     698,882
   #Potash Corp. of Saskatchewan, Inc. (73755L107)........  31,604     916,516
    Potash Corp. of Saskatchewan, Inc. (2696980).......... 136,400   3,957,472
   #Precision Drilling Corp...............................  51,894     528,994
   #Progressive Waste Solutions, Ltd......................  20,742     497,800
   #Quebecor, Inc. Class B................................  11,000     505,073
   #Ritchie Bros Auctioneers, Inc.........................  16,700     321,936
    Rogers Communications, Inc. Class B (2169051).........  58,900   2,353,477
    Rogers Communications, Inc. Class B (775109200).......  10,393     415,096
    Royal Bank of Canada (780087102)......................  23,478   1,462,914
   #Royal Bank of Canada (2754383)........................ 243,989  15,241,295
    Saputo, Inc...........................................  23,200   1,073,376
    SEMAFO, Inc...........................................  48,000      84,588
    Shaw Communications, Inc. Class B (82028K200).........  17,583     436,762
   #Shaw Communications, Inc. Class B (2801836)...........  52,434   1,303,320
    ShawCor, Ltd..........................................   9,400     422,364
   #Shoppers Drug Mart Corp...............................  35,500   2,112,857
    Silver Wheaton Corp. (828336107)......................   6,218     142,827
   #Silver Wheaton Corp. (B058ZX6)........................  54,277   1,248,197
    SNC-Lavalin Group, Inc................................  29,200   1,213,942
    Sun Life Financial, Inc. (866796105)..................  20,118     652,829
   #Sun Life Financial, Inc. (2566124).................... 101,431   3,284,583
   #Suncor Energy, Inc. (867224107).......................  40,977   1,296,103
    Suncor Energy, Inc. (B3NB1P2)......................... 279,079   8,819,885
    Talisman Energy, Inc. (87425E103).....................  65,812     744,334
    Talisman Energy, Inc. (2068299)....................... 139,555   1,581,560
    Teck Resources, Ltd. Class B (878742204)..............   5,853     137,136
   #Teck Resources, Ltd. Class B (2879327)................ 106,334   2,490,893
   #TELUS Corp............................................  39,380   1,196,621
    Thomson Reuters Corp. (884903105).....................  18,394     625,948
   #Thomson Reuters Corp. (2889371).......................  59,250   2,019,034
    Tim Hortons, Inc. (B4R2V25)...........................  25,200   1,459,102
    Tim Hortons, Inc. (88706M103).........................   3,807     220,159
    TMX Group, Ltd........................................     400      17,603
    Toronto-Dominion Bank (The) (891160509)...............  15,226   1,281,725
   #Toronto-Dominion Bank (The) (2897222)................. 160,784  13,550,251
   *Tourmaline Oil Corp...................................  25,046     965,409
   #TransAlta Corp........................................  48,700     670,923
    TransCanada Corp. (89353D107).........................  10,301     470,962
    TransCanada Corp. (2665184)........................... 116,088   5,304,264
   #Trican Well Service, Ltd..............................  25,700     378,331
   #Trilogy Energy Corp...................................  10,639     301,012
   *Turquoise Hill Resources, Ltd. (900435108)............  34,231     137,951
  #*Turquoise Hill Resources, Ltd. (B7WJ1F5)..............  46,919     187,749
   *Uranium One, Inc...................................... 111,500     288,764
   *Valeant Pharmaceuticals International, Inc.
     (91911K102)..........................................   8,504     795,974

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
CANADA -- (Continued)
   *Valeant Pharmaceuticals International, Inc. (B3XSX46).  47,572 $  4,413,992
   #Veresen, Inc..........................................  37,288      437,465
   #Vermilion Energy, Inc.................................  13,578      728,276
   #West Fraser Timber Co., Ltd...........................  10,192      928,999
  #*Westport Innovations, Inc.............................   4,650      153,023
    Westshore Terminals Investment Corp...................   6,600      184,037
    Yamana Gold, Inc. (98462Y100).........................  41,099      431,539
    Yamana Gold, Inc. (2219279)........................... 135,044    1,410,790
                                                                   ------------
TOTAL CANADA..............................................          242,258,920
                                                                   ------------
DENMARK -- (1.1%)
    AP Moeller - Maersk A.S. Class A......................     108      798,718
    AP Moeller - Maersk A.S. Class B......................     247    1,936,891
    Carlsberg A.S. Class B................................  20,882    2,069,849
    Chr Hansen Holding A.S................................  17,806      590,124
    Coloplast A.S. Class B................................  20,400    1,191,705
   *Danske Bank A.S....................................... 122,644    2,257,524
    DSV A.S...............................................  37,155      973,709
   #FLSmidth & Co. A.S....................................  12,362      586,526
    GN Store Nord A.S.....................................  39,910      825,176
    H Lundbeck A.S........................................  13,909      279,957
   *Jyske Bank A.S........................................   1,122       49,149
    Novo Nordisk A.S. Class B.............................  47,332    8,030,631
    Novo Nordisk A.S. Sponsored ADR.......................  23,311    3,937,694
    Novozymes A.S. Class B................................  43,813    1,501,773
   #Pandora A.S...........................................  12,731      506,588
    Rockwool International A.S. Class B...................   1,012      159,965
    TDC A.S............................................... 137,663    1,204,927
   *Topdanmark A.S........................................  21,510      604,217
    Tryg A.S..............................................   4,170      377,972
   *Vestas Wind Systems A.S...............................  34,835      699,256
   *William Demant Holding A.S............................   4,502      396,484
                                                                   ------------
TOTAL DENMARK.............................................           28,978,835
                                                                   ------------
FINLAND -- (0.7%).........................................
   #Elisa Oyj.............................................  27,937      601,569
    Fortum Oyj............................................  96,327    1,905,307
   #Kesko Oyj Class B.....................................  16,039      504,440
    Kone Oyj Class B......................................  25,477    1,897,481
    Metso Oyj.............................................  27,047      952,887
    Neste Oil Oyj.........................................  25,438      367,580
  #*Nokia Oyj............................................. 566,548    2,239,806
  #*Nokia Oyj Sponsored ADR............................... 184,400      726,536
    Nokian Renkaat Oyj....................................  19,459      864,244
    Orion Oyj Class A.....................................   2,568       63,623
    Orion Oyj Class B.....................................  11,844      289,926
    Pohjola Bank P.L.C. Class A...........................  42,276      732,239
    Sampo Class A.........................................  77,200    3,381,086
    Stora Enso Oyj Class R................................ 132,987      986,578
    Stora Enso Oyj Sponsored ADR..........................  12,000       88,440
    UPM-Kymmene Oyj....................................... 104,359    1,161,805
    UPM-Kymmene Oyj Sponsored ADR.........................  13,000      144,235

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
FINLAND -- (Continued)
    Wartsila Oyj Abp......................................  28,873 $ 1,308,914
                                                                   -----------
TOTAL FINLAND.............................................          18,216,696
                                                                   -----------
FRANCE -- (7.9%)
    Accor SA..............................................  31,259   1,178,268
    Aeroports de Paris....................................   5,523     570,642
    Air Liquide SA........................................  54,842   7,280,353
  #*Alcatel-Lucent........................................ 469,735   1,185,662
   *Alcatel-Lucent Sponsored ADR.......................... 128,100     325,374
    Alstom SA.............................................  38,664   1,308,321
    Arkema SA.............................................  11,985   1,201,108
    AtoS..................................................  11,687     879,160
    AXA SA................................................ 289,924   6,390,336
    AXA SA Sponsored ADR..................................  66,900   1,476,483
    BioMerieux............................................   1,600     163,456
    BNP Paribas SA........................................ 195,202  12,656,359
   #Bollore SA............................................   1,187     569,212
    Bouygues SA...........................................  41,309   1,209,608
    Bureau Veritas SA.....................................  35,384   1,050,349
    Cap Gemini SA.........................................  35,266   1,928,832
    Carrefour SA.......................................... 111,932   3,429,309
    Casino Guichard Perrachon SA..........................  11,574   1,191,850
    CGG Sponsored ADR.....................................  16,707     417,675
    Christian Dior SA.....................................   9,511   1,685,382
    Cie de St-Gobain......................................  91,554   4,252,589
   *Cie Generale de Geophysique--Veritas..................  20,644     521,162
    Cie Generale des Etablissements Michelin..............  38,957   3,906,503
    Ciments Francais SA...................................   1,006      60,990
    CNP Assurances........................................  37,171     628,650
   *Credit Agricole SA.................................... 218,148   2,082,408
    Danone SA.............................................  98,378   7,791,097
    Danone SA Sponsored ADR...............................  12,058     191,059
   #Dassault Systemes SA..................................  11,170   1,468,360
    Edenred...............................................  27,589     884,166
    Eiffage SA............................................   7,936     425,771
    Electricite de France SA..............................  42,395   1,242,725
    Eramet................................................   1,441     126,937
    Essilor International SA..............................  36,096   4,039,756
    Euler Hermes SA.......................................   2,795     312,832
    European Aeronautic Defence and Space Co. NV..........  95,059   5,692,599
    Eutelsat Communications SA............................  19,401     542,244
  #*Faurecia..............................................   7,078     186,838
    France Telecom SA..................................... 289,590   2,856,241
    GDF Suez.............................................. 256,553   5,381,021
    GDF Suez STRIP VVPR...................................  11,445          15
    Groupe Eurotunnel SA.................................. 106,001     831,597
   *Groupe Fnac...........................................   1,746      39,255
    Hermes International..................................   1,526     518,467
   #Iliad SA..............................................   4,039     952,918
    Imerys SA.............................................   6,518     430,949
    Ipsen SA..............................................   2,070      83,025
   #JCDecaux SA...........................................  11,726     375,569
    L'Oreal SA............................................  42,831   7,179,823

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
    Lafarge SA............................................  39,288 $  2,513,213
    Lafarge SA Sponsored ADR..............................   1,800       29,034
    Lagardere SCA.........................................  26,506      839,890
    Legrand SA............................................  41,777    2,164,753
    LVMH Moet Hennessy Louis Vuitton SA...................  44,469    8,094,663
    Metropole Television SA...............................   7,985      157,376
    Natixis............................................... 180,095      920,276
   #Neopost SA............................................   3,126      224,568
    Orange SA ADR.........................................  46,387      456,912
    Pernod-Ricard SA......................................  37,379    4,459,933
  #*Peugeot SA............................................  27,150      346,765
    PPR...................................................  13,966    3,202,878
   #Publicis Groupe SA....................................  31,778    2,563,718
    Publicis Groupe SA ADR................................   4,537       90,967
    Remy Cointreau SA.....................................   5,224      540,974
    Renault SA............................................  43,170    3,401,341
    Rexel SA..............................................  28,727      698,709
    Sa des Ciments Vicat..................................   1,981      133,559
    Safran SA.............................................  41,547    2,439,825
    Sanofi................................................ 169,250   17,717,718
    Sanofi ADR............................................ 101,350    5,217,498
    Schneider Electric SA.................................  93,755    7,468,602
    SCOR SE...............................................  41,542    1,323,819
    SEB SA................................................   3,563      296,358
    SES SA................................................  49,630    1,460,795
    Societe BIC SA........................................   5,723      635,716
    Societe Generale SA................................... 136,120    5,476,496
    Sodexo................................................  16,625    1,518,341
    STMicroelectronics NV................................. 160,669    1,376,454
    Suez Environnement Co.................................  36,564      518,773
    Technip SA............................................  14,626    1,613,811
    Technip SA ADR........................................  14,400      398,016
    Thales SA.............................................  19,704    1,014,679
    Total SA.............................................. 245,892   13,103,191
   #Total SA Sponsored ADR................................ 157,489    8,354,791
    Valeo SA..............................................  14,841    1,175,104
    Vallourec SA..........................................  25,439    1,502,590
    Veolia Environnement SA...............................  42,330      569,865
    Veolia Environnement SA ADR...........................  17,086      228,781
    Vinci SA..............................................  88,774    4,801,862
    Vivendi SA............................................ 247,477    5,291,713
    Zodiac Aerospace......................................   5,909      858,482
                                                                   ------------
TOTAL FRANCE..............................................          214,306,114
                                                                   ------------
GERMANY -- (6.8%)
    Adidas AG.............................................  38,294    4,268,438
    Allianz SE............................................  64,754   10,090,706
    Allianz SE ADR........................................ 250,286    3,886,942
   #Axel Springer AG......................................   8,985      470,421
    BASF SE............................................... 163,896   14,525,847
    BASF SE Sponsored ADR.................................   8,200      725,864
    Bayer AG.............................................. 114,128   13,265,654
    Bayer AG Sponsored ADR................................  33,435    3,875,785

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
GERMANY -- (Continued)
    Bayerische Motoren Werke AG...........................  61,543 $ 6,023,755
    Beiersdorf AG.........................................  18,004   1,664,903
    Bilfinger SE..........................................   8,723     829,269
    Brenntag AG...........................................   9,185   1,511,691
    Celesio AG............................................  17,682     399,586
   *Commerzbank AG........................................ 175,067   1,490,247
    Continental AG........................................  20,557   3,237,090
    Daimler AG............................................ 181,663  12,602,239
    Deutsche Bank AG (5750355)............................  34,358   1,550,005
    Deutsche Bank AG (D18190898).......................... 161,735   7,276,458
    Deutsche Boerse AG....................................  33,348   2,362,534
   *Deutsche Lufthansa AG.................................  48,197     965,855
    Deutsche Post AG...................................... 168,341   4,707,489
    Deutsche Telekom AG................................... 438,023   5,326,349
    Deutsche Telekom AG Sponsored ADR.....................  95,900   1,169,021
    E.ON SE............................................... 291,274   4,945,570
   #E.ON SE Sponsored ADR.................................  53,950     913,913
    Fielmann AG...........................................   1,995     208,031
    Fraport AG Frankfurt Airport Services Worldwide.......   6,778     438,795
    Fresenius Medical Care AG & Co. KGaA..................  32,614   2,059,386
    Fresenius Medical Care AG & Co. KGaA ADR..............  14,200     446,732
    Fresenius SE & Co. KGaA...............................  24,592   3,095,827
    Fuchs Petrolub AG.....................................   3,001     197,194
    GEA Group AG..........................................  35,864   1,482,182
    Hannover Rueckversicherung SE.........................  12,408     921,574
    HeidelbergCement AG...................................  31,631   2,436,869
    Henkel AG & Co. KGaA..................................  22,981   1,904,445
    Hochtief AG...........................................   7,242     551,589
    Hugo Boss AG..........................................   4,628     537,333
    Infineon Technologies AG.............................. 229,662   2,037,996
   #K+S AG................................................  26,075     644,068
    Kabel Deutschland Holding AG..........................  13,237   1,490,311
    Lanxess AG............................................  16,572   1,037,306
    Linde AG..............................................  34,266   6,600,753
    MAN SE................................................   7,842     893,984
    Merck KGaA............................................  11,704   1,933,781
    Metro AG..............................................  28,536     984,649
    MTU Aero Engines Holding AG...........................   7,641     694,169
    Muenchener Rueckversicherungs AG......................  34,866   6,923,437
   *Osram Licht AG........................................   8,728     340,191
   #Puma SE...............................................     790     220,571
   *QIAGEN NV.............................................  43,656     896,933
    Rhoen Klinikum AG.....................................  14,963     362,822
    RWE AG................................................  89,895   2,707,579
    Salzgitter AG.........................................   8,602     320,215
    SAP AG................................................ 127,456   9,338,881
   #SAP AG Sponsored ADR..................................  32,719   2,384,888
   #SGL Carbon SE.........................................   7,413     242,023
   #Siemens AG............................................  87,275   9,585,521
   #Siemens AG Sponsored ADR..............................  61,522   6,795,720
  #*Sky Deutschland AG....................................  65,985     516,581
    Software AG...........................................  13,612     413,852
   #Suedzucker AG.........................................  17,838     582,705

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Symrise AG..........................................    17,091 $    738,106
   *ThyssenKrupp AG.....................................    71,941    1,562,895
    United Internet AG..................................    17,308      565,340
    Volkswagen AG.......................................     5,472    1,243,492
   #Wacker Chemie AG....................................     2,920      284,850
                                                                   ------------
TOTAL GERMANY...........................................            184,709,207
                                                                   ------------
GREECE -- (0.0%)
    Hellenic Petroleum SA...............................    15,660      153,914
   *National Bank of Greece SA..........................    35,786      124,612
    OPAP SA.............................................    31,172      279,757
                                                                   ------------
TOTAL GREECE............................................                558,283
                                                                   ------------
HONG KONG -- (2.5%)
    AAC Technologies Holdings, Inc......................   118,000      549,067
    AIA Group, Ltd...................................... 2,032,400    9,620,034
    ASM Pacific Technology, Ltd.........................    39,900      433,296
    Bank of East Asia, Ltd..............................   260,945      978,177
    BOC Hong Kong Holdings, Ltd.........................   692,500    2,172,549
   *Brightoil Petroleum Holdings, Ltd...................   333,000       57,924
    Cafe de Coral Holdings, Ltd.........................    20,000       64,975
    Cathay Pacific Airways, Ltd.........................   241,000      446,194
    Cheung Kong Holdings, Ltd...........................   257,600    3,612,423
    Cheung Kong Infrastructure Holdings, Ltd............   102,000      704,230
    Chow Sang Sang Holdings International, Ltd..........    56,000      129,821
   #Chow Tai Fook Jewellery Group, Ltd..................    74,400       95,105
   #CLP Holdings, Ltd...................................   254,400    2,108,960
    Dah Sing Financial Holdings, Ltd....................    17,200       71,255
   #Esprit Holdings, Ltd................................   486,920      793,933
    First Pacific Co., Ltd..............................   462,400      522,566
   *Foxconn International Holdings, Ltd.................   318,000      170,574
   *G-Resources Group, Ltd.............................. 1,113,000       39,419
   *Galaxy Entertainment Group, Ltd.....................   380,000    1,992,736
   *Genting Hong Kong, Ltd..............................    83,000       36,019
   #Giordano International, Ltd.........................   204,000      201,934
    Hang Lung Group, Ltd................................   184,000      948,409
    Hang Lung Properties, Ltd...........................   435,000    1,410,948
   #Hang Seng Bank, Ltd.................................   132,500    2,024,923
    Henderson Land Development Co., Ltd.................   224,615    1,398,934
    Hong Kong & China Gas Co., Ltd......................   993,683    2,543,209
   #Hong Kong Exchanges and Clearing, Ltd...............   185,379    2,877,942
    Hongkong & Shanghai Hotels (The)....................   103,525      155,922
    Hopewell Holdings, Ltd..............................   144,500      457,876
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd...............................................   306,000      174,397
    Hutchison Whampoa, Ltd..............................   395,500    4,463,436
    Hysan Development Co., Ltd..........................    99,638      421,496
    Johnson Electric Holdings, Ltd......................   273,500      162,515
    Kerry Properties, Ltd...............................   139,393      573,924
    Kingston Financial Group, Ltd.......................   822,000       67,794
    L'Occitane International SA.........................    44,000       98,556
   #Li & Fung, Ltd...................................... 1,108,000    1,458,573
    Lifestyle International Holdings, Ltd...............    80,500      191,483

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
HONG KONG -- (Continued)
   #Luk Fook Holdings International, Ltd................    50,000 $   140,348
   *Melco Crown Entertainment, Ltd. ADR.................    30,195     751,252
    Melco International Development, Ltd................    43,000      87,243
    MGM China Holdings, Ltd.............................   124,800     362,029
  #*Mongolian Mining Corp...............................   199,500      41,399
    MTR Corp., Ltd......................................   267,040     992,873
    New World Development Co., Ltd......................   781,878   1,138,423
    NWS Holdings, Ltd...................................   302,410     459,809
    Orient Overseas International, Ltd..................    50,000     277,697
    Pacific Basin Shipping, Ltd.........................   172,000      92,858
    PCCW, Ltd...........................................   945,265     427,753
    Power Assets Holdings, Ltd..........................   207,207   1,860,227
    Prada SpA...........................................    76,400     712,376
    SA SA International Holdings, Ltd...................    98,000      97,602
    Samsonite International SA..........................   190,500     521,382
    Sands China, Ltd....................................   413,600   2,238,082
    Shangri-La Asia, Ltd................................   261,655     411,316
    Sino Land Co., Ltd..................................   596,817     841,961
    SJM Holdings, Ltd...................................   282,000     709,001
    SmarTone Telecommunications Holdings, Ltd...........    23,000      36,636
   #Stella International Holdings, Ltd..................    44,500     108,995
    Sun Hung Kai Properties, Ltd........................   308,744   4,123,674
    Swire Properties, Ltd...............................   165,000     484,592
    Techtronic Industries Co............................   214,000     522,172
    Television Broadcasts, Ltd..........................    52,000     351,783
    Texwinca Holdings, Ltd..............................    30,000      29,300
   #Trinity, Ltd........................................   192,000      61,851
  #*United Laboratories International Holdings, Ltd.
      (The).............................................   115,000      44,292
   #VTech Holdings, Ltd.................................    23,900     366,468
    Wharf Holdings, Ltd.................................   303,609   2,608,661
    Wheelock & Co., Ltd.................................   178,000     924,535
    Wing Hang Bank, Ltd.................................    28,311     262,309
    Wynn Macau, Ltd.....................................   240,000     676,816
    Xinyi Glass Holdings, Ltd...........................   174,000     159,375
    Yue Yuen Industrial Holdings, Ltd...................   137,000     375,986
                                                                   -----------
TOTAL HONG KONG.........................................            67,532,604
                                                                   -----------
IRELAND -- (0.3%)
   *Bank of Ireland..................................... 2,930,530     660,315
    CRH P.L.C. (0182704)................................    58,058   1,221,829
    CRH P.L.C. (4182249)................................    11,180     234,947
   #CRH P.L.C. Sponsored ADR............................    60,337   1,273,714
    Dragon Oil P.L.C....................................    43,868     412,183
   *Elan Corp. P.L.C....................................    23,476     359,004
   *Elan Corp. P.L.C. Sponsored ADR.....................    54,972     846,569
    Glanbia P.L.C.......................................     2,435      31,846
    Kerry Group P.L.C. Class A (0490656)................    18,318   1,121,095
    Kerry Group P.L.C. Class A (4519579)................     6,018     369,751
    Paddy Power P.L.C...................................     5,796     469,342
    Ryanair Holdings P.L.C..............................    33,520     309,840

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C............................     3,211 $    64,938
                                                                    -----------
TOTAL IRELAND............................................             7,375,373
                                                                    -----------
ISRAEL -- (0.4%)
    Azrieli Group........................................     4,888     152,190
   #Bank Hapoalim BM.....................................   246,126   1,176,966
  #*Bank Leumi Le-Israel BM..............................   253,776     851,430
    Bezeq The Israeli Telecommunication Corp., Ltd.......   353,348     570,773
    Cellcom Israel, Ltd..................................     6,551      73,121
   #Delek Group, Ltd.....................................       992     278,572
    Elbit Systems, Ltd...................................     3,493     154,104
   #Israel Chemicals, Ltd................................    77,657     619,256
   *Israel Discount Bank, Ltd. Class A...................   139,412     237,259
   *Mellanox Technologies, Ltd...........................     3,245     146,352
    Migdal Insurance & Financial Holding, Ltd............    29,968      49,022
  #*Mizrahi Tefahot Bank, Ltd............................    22,752     242,622
    NICE Systems, Ltd. Sponsored ADR.....................    10,826     419,074
    Osem Investments, Ltd................................     9,419     210,015
    Partner Communications Co., Ltd......................     8,183      62,132
    Partner Communications Co., Ltd. ADR.................     3,525      26,755
   *Paz Oil Co., Ltd.....................................        85      13,813
    Teva Pharmaceutical Industries, Ltd..................     6,037     239,932
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...   134,557   5,341,913
                                                                    -----------
TOTAL ISRAEL.............................................            10,865,301
                                                                    -----------
ITALY -- (1.7%)
    A2A SpA..............................................   161,586     140,645
    Assicurazioni Generali SpA...........................   201,884   3,993,637
    Atlantia SpA.........................................    55,332   1,053,402
   *Autogrill SpA........................................    14,553     222,289
  #*Banca Carige SpA.....................................   113,241      63,456
  #*Banca Monte dei Paschi di Siena SpA.................. 1,177,714     322,766
   *Banca Popolare dell'Emilia Romagna S.c.r.l...........     5,071      30,374
   *Banco Popolare.......................................   114,684     146,384
    Davide Campari-Milano SpA............................    51,808     401,111
    Enel Green Power SpA.................................   323,246     719,520
    Enel SpA.............................................   891,225   2,982,229
    Eni SpA..............................................   332,312   7,339,816
   #Eni SpA Sponsored ADR................................    69,229   3,056,460
    Fiat Industrial SpA..................................   140,318   1,732,394
  #*Fiat SpA.............................................   184,408   1,470,353
   *Fiat SpA Sponsored ADR...............................     7,000      56,280
  #*Finmeccanica SpA.....................................    73,984     387,062
    Intesa Sanpaolo SpA.................................. 2,161,268   4,122,718
    Intesa Sanpaolo SpA Sponsored ADR....................     9,000     102,690
    Lottomatica Group SpA................................     9,353     259,622
    Luxottica Group SpA..................................    29,479   1,561,793
    Luxottica Group SpA Sponsored ADR....................       875      45,938
   *Mediaset SpA.........................................   115,612     505,043
    Mediobanca SpA.......................................   117,569     724,288
    Mediolanum SpA.......................................    34,834     265,464
    Parmalat SpA.........................................    80,329     262,584

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
ITALY -- (Continued)
   #Pirelli & C. SpA......................................  45,094 $   592,173
    Prysmian SpA..........................................  33,580     682,711
    Saipem SpA............................................  44,656     951,942
    Salvatore Ferragamo Italia SpA........................   9,142     313,363
    Snam SpA.............................................. 229,326   1,083,807
    Telecom Italia SpA.................................... 985,410     675,999
   #Telecom Italia SpA Sponsored ADR......................  80,065     550,847
    Tenaris SA............................................   2,151      47,990
    Tenaris SA ADR........................................  37,841   1,682,032
    Terna Rete Elettrica Nazionale SpA.................... 169,541     757,267
   #Tod's SpA.............................................   2,308     376,003
    UniCredit SpA......................................... 826,953   4,517,069
    Unione di Banche Italiane SCPA........................ 189,326     807,046
                                                                   -----------
TOTAL ITALY...............................................          45,006,567
                                                                   -----------
JAPAN -- (17.8%)
    77 Bank, Ltd. (The)...................................  81,000     391,283
   #ABC-Mart, Inc.........................................   4,700     211,959
    Advantest Corp........................................   9,840     128,176
   #Advantest Corp. ADR...................................  10,000     130,100
   #Aeon Co., Ltd......................................... 119,600   1,643,793
    Aeon Mall Co., Ltd....................................   9,548     237,442
    Air Water, Inc........................................  29,000     424,869
    Aisin Seiki Co., Ltd..................................  35,200   1,394,432
    Ajinomoto Co., Inc.................................... 116,000   1,618,091
    Alfresa Holdings Corp.................................   8,700     431,596
    Alps Electric Co., Ltd................................  34,300     257,022
    Amada Co., Ltd........................................  84,000     602,650
    ANA Holdings, Inc..................................... 172,000     354,186
   #Anritsu Corp..........................................  24,000     301,123
    Aoyama Trading Co., Ltd...............................   6,300     157,181
   *Aozora Bank, Ltd...................................... 212,000     654,911
    Asahi Glass Co., Ltd.................................. 223,000   1,442,283
   #Asahi Group Holdings, Ltd.............................  65,200   1,660,832
    Asahi Kasei Corp...................................... 255,000   1,612,675
   #Asatsu-DK, Inc........................................   2,700      70,778
   #Asics Corp............................................  25,400     426,675
    Astellas Pharma, Inc..................................  76,455   4,089,033
    Autobacs Seven Co., Ltd...............................   9,900     145,189
    Awa Bank, Ltd. (The)..................................  45,000     235,355
    Azbil Corp............................................  10,400     223,185
    Bank of Kyoto, Ltd. (The).............................  76,000     606,887
    Bank of Yokohama, Ltd. (The).......................... 259,000   1,419,502
    Benesse Holdings, Inc.................................  13,100     451,759
    Bridgestone Corp...................................... 115,800   4,100,106
    Brother Industries, Ltd...............................  47,800     530,723
    Calbee, Inc...........................................   2,000     192,475
    Calsonic Kansei Corp..................................  34,000     178,290
    Canon Marketing Japan, Inc............................  11,100     141,868
   #Canon, Inc............................................ 136,600   4,213,312
   #Canon, Inc. Sponsored ADR.............................  68,804   2,121,915
   #Casio Computer Co., Ltd...............................  42,900     382,334
    Central Japan Railway Co..............................  22,000   2,695,030

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Century Tokyo Leasing Corp..............................   6,100 $  167,518
    Chiba Bank, Ltd. (The).................................. 156,000  1,079,286
    Chiyoda Corp............................................  28,000    332,207
    Chubu Electric Power Co., Inc...........................  97,600  1,353,194
    Chugai Pharmaceutical Co., Ltd..........................  36,700    727,692
    Chugoku Bank, Ltd. (The)................................  45,000    584,302
   #Chugoku Electric Power Co., Inc. (The)..................  44,100    647,715
    Citizen Holdings Co., Ltd...............................  64,900    370,543
    Coca-Cola West Co., Ltd.................................  14,900    289,424
    COMSYS Holdings Corp....................................  24,700    313,640
   *Cosmo Oil Co., Ltd...................................... 128,000    237,498
    Cosmos Pharmaceutical Corp..............................   1,700    180,485
    Credit Saison Co., Ltd..................................  32,000    716,336
    Dai Nippon Printing Co., Ltd............................ 121,000  1,076,769
    Dai-ichi Life Insurance Co., Ltd. (The).................   1,649  2,244,610
    Daicel Corp.............................................  63,000    542,254
   #Daido Steel Co., Ltd....................................  66,000    382,165
    Daihatsu Motor Co., Ltd.................................  36,000    791,294
    Daiichi Sankyo Co., Ltd................................. 123,546  2,010,527
    Daiichikosho Co., Ltd...................................   8,200    229,222
   #Daikin Industries, Ltd..................................  41,400  1,720,032
    Dainippon Sumitomo Pharma Co., Ltd......................  28,000    371,366
    Daito Trust Construction Co., Ltd.......................  12,900  1,178,727
    Daiwa House Industry Co., Ltd...........................  95,000  1,744,749
    Daiwa Securities Group, Inc............................. 303,000  2,570,407
   #Dena Co., Ltd...........................................  15,000    284,623
    Denki Kagaku Kogyo KK................................... 113,000    416,380
   #Denso Corp..............................................  87,100  3,953,617
    Dentsu, Inc.............................................  30,300    964,827
    DIC Corp................................................ 158,000    411,793
    Disco Corp..............................................   5,700    336,879
    Don Quijote Co., Ltd....................................   8,800    460,270
    Dowa Holdings Co., Ltd..................................  41,200    376,222
    East Japan Railway Co...................................  51,200  4,119,162
    Ebara Corp..............................................  84,000    460,969
   #Eisai Co., Ltd..........................................  45,900  1,940,155
    Electric Power Development Co., Ltd.....................  16,900    558,968
    Exedy Corp..............................................   5,600    150,639
    Ezaki Glico Co., Ltd....................................   2,000     20,681
   #FamilyMart Co., Ltd.....................................  10,800    476,545
    FANUC Corp..............................................  34,400  5,208,590
   #Fast Retailing Co., Ltd.................................   9,500  3,244,566
    FP Corp.................................................   1,700    119,708
    Fuji Electric Co., Ltd.................................. 123,000    459,530
    Fuji Heavy Industries, Ltd.............................. 105,286  2,592,300
    Fuji Media Holdings, Inc................................      76    137,335
    FUJIFILM Holdings Corp..................................  91,600  2,007,004
    Fujitsu, Ltd............................................ 385,440  1,475,540
    Fukuoka Financial Group, Inc............................ 146,000    657,729
   #Fukuyama Transporting Co., Ltd..........................  29,000    176,579
    Furukawa Electric Co., Ltd.............................. 127,000    306,591
    Glory, Ltd..............................................  14,900    349,232
  #*Gree, Inc...............................................  15,400    124,788

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   #GS Yuasa Corp...........................................  47,000 $  207,015
  #*GungHo Online Entertainment, Inc........................     590    480,336
    Gunma Bank, Ltd. (The)..................................  90,000    508,799
    H2O Retailing Corp......................................  33,000    290,399
    Hachijuni Bank, Ltd. (The)..............................  94,000    551,486
    Hakuhodo DY Holdings, Inc...............................   4,720    324,840
    Hamamatsu Photonics KK..................................  11,600    402,740
    Hankyu Hanshin Holdings, Inc............................ 219,000  1,252,798
  #*Haseko Corp............................................. 221,500    275,019
    Heiwa Corp..............................................   6,700    115,303
    Higo Bank, Ltd. (The)...................................   2,000     11,736
    Hikari Tsushin, Inc.....................................   3,800    233,466
    Hino Motors, Ltd........................................  41,000    628,309
    Hiroshima Bank, Ltd. (The).............................. 111,000    461,390
    Hisamitsu Pharmaceutical Co., Inc.......................  10,000    550,486
    Hitachi Capital Corp....................................  12,600    300,221
    Hitachi Chemical Co., Ltd...............................  23,200    390,353
    Hitachi Construction Machinery Co., Ltd.................  21,700    426,906
    Hitachi High-Technologies Corp..........................  10,665    232,443
   #Hitachi Metals, Ltd.....................................  30,000    360,144
    Hitachi Transport System, Ltd...........................   8,415    120,809
    Hitachi, Ltd............................................ 555,000  3,718,034
    Hitachi, Ltd. ADR.......................................  34,892  2,342,998
   *Hokkaido Electric Power Co., Inc........................  31,500    411,203
    Hokuhoku Financial Group, Inc........................... 250,000    471,209
    Hokuriku Electric Power Co..............................  25,800    372,071
    Honda Motor Co., Ltd.................................... 171,800  6,363,653
   #Honda Motor Co., Ltd. Sponsored ADR..................... 132,783  4,931,561
    Horiba, Ltd.............................................   3,800    138,585
    Hoshizaki Electric Co., Ltd.............................   6,500    225,982
    House Foods Corp........................................  16,300    261,885
    Hoya Corp...............................................  77,400  1,668,095
    Ibiden Co., Ltd.........................................  34,800    518,639
   #Ichigo Group Holdings Co., Ltd..........................       9      6,295
    Idemitsu Kosan Co., Ltd.................................   4,700    391,411
   #IHI Corp................................................ 274,000  1,152,611
    Inpex Corp..............................................     402  1,757,666
    Isetan Mitsukoshi Holdings, Ltd.........................  71,880    991,310
    Isuzu Motors, Ltd....................................... 210,000  1,488,982
    Ito En, Ltd.............................................  10,400    243,664
    ITOCHU Corp............................................. 278,600  3,308,814
    Itochu Techno-Solutions Corp............................   5,900    233,784
    Iyo Bank, Ltd. (The)....................................  54,000    515,091
    Izumi Co., Ltd..........................................  12,800    386,095
    J Front Retailing Co., Ltd..............................  99,800    793,002
   #Japan Exchange Group, Inc...............................   7,400    695,738
    Japan Steel Works, Ltd. (The)...........................  76,000    426,293
    Japan Tobacco, Inc...................................... 198,500  6,929,799
    JFE Holdings, Inc.......................................  98,400  2,219,475
    JGC Corp................................................  36,000  1,268,914
    Joyo Bank, Ltd. (The)................................... 136,000    731,569
    JSR Corp................................................  33,000    595,704
    JTEKT Corp..............................................  49,960    626,386

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    JX Holdings, Inc........................................ 413,370 $2,194,137
    K's Holdings Corp.......................................  10,139    345,192
    Kagome Co., Ltd.........................................  18,500    314,366
    Kagoshima Bank, Ltd. (The)..............................  13,000     84,943
   #Kajima Corp............................................. 173,000    607,955
   #Kakaku.com, Inc.........................................   7,200    249,219
    Kaken Pharmaceutical Co., Ltd...........................  13,000    201,634
    Kamigumi Co., Ltd.......................................  53,000    439,304
    Kaneka Corp.............................................  74,000    500,410
   *Kansai Electric Power Co., Inc. (The)................... 113,400  1,386,348
    Kansai Paint Co., Ltd...................................  40,000    518,246
    Kao Corp................................................  93,100  2,981,263
    Kawasaki Heavy Industries, Ltd.......................... 286,000  1,044,685
    Kawasaki Kisen Kaisha, Ltd.............................. 288,000    588,807
    KDDI Corp...............................................  85,100  4,708,510
    Keihan Electric Railway Co., Ltd........................ 111,000    451,875
    Keikyu Corp.............................................  80,000    667,477
    Keio Corp...............................................  83,000    583,994
    Keisei Electric Railway Co., Ltd........................  50,000    481,088
    Keiyo Bank, Ltd. (The)..................................  43,000    225,627
    Kewpie Corp.............................................  16,300    250,950
    Keyence Corp............................................   8,351  2,722,913
    Kikkoman Corp...........................................  28,000    481,746
    Kinden Corp.............................................  35,000    340,109
   #Kintetsu Corp........................................... 237,280  1,018,773
    Kirin Holdings Co., Ltd................................. 158,000  2,336,048
    Kobayashi Pharmaceutical Co., Ltd.......................   5,300    276,245
   *Kobe Steel, Ltd......................................... 573,000    904,218
    Koito Manufacturing Co., Ltd............................  19,000    366,368
    Komatsu, Ltd............................................ 167,600  3,731,355
    Komeri Co., Ltd.........................................   5,000    123,090
   #Konami Corp.............................................  20,500    453,648
    Konami Corp. ADR........................................   3,500     77,140
    Konica Minolta, Inc..................................... 106,000    867,316
    Kose Corp...............................................   3,690    104,451
    Kubota Corp............................................. 154,000  2,241,842
   #Kubota Corp. Sponsored ADR..............................   8,151    594,289
    Kuraray Co., Ltd........................................  65,800    897,422
    Kurita Water Industries, Ltd............................  27,000    550,584
    KYB Co., Ltd............................................  14,000     72,721
    Kyocera Corp............................................  17,900  1,813,961
    Kyocera Corp. Sponsored ADR.............................  10,829  1,100,768
    KYORIN Holdings, Inc....................................   5,400    117,753
    Kyowa Hakko Kirin Co., Ltd..............................  53,000    528,245
   *Kyushu Electric Power Co., Inc..........................  61,800    859,584
    Lawson, Inc.............................................  10,600    830,647
    Lintec Corp.............................................   7,200    135,759
   #Lion Corp...............................................  41,000    230,425
    LIXIL Group Corp........................................  50,140  1,175,756
    M3, Inc.................................................      78    214,694
    Maeda Road Construction Co., Ltd........................   9,000    147,574
    Makita Corp.............................................  16,600    863,544
    Makita Corp. Sponsored ADR..............................   1,630     85,314

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Marubeni Corp.........................................   305,000 $2,117,508
    Marui Group Co., Ltd..................................    52,400    509,585
   *Matsui Securities Co., Ltd............................    17,000    156,091
   *Mazda Motor Corp......................................   491,000  2,045,754
   #McDonald's Holdings Co. Japan, Ltd....................    12,400    344,179
    Medipal Holdings Corp.................................    26,100    323,744
    MEIJI Holdings Co., Ltd...............................    12,256    574,925
    Minebea Co., Ltd......................................    45,000    176,373
    Miraca Holdings, Inc..................................    11,300    544,930
   #MISUMI Group, Inc.....................................    17,100    464,829
    Mitsubishi Chemical Holdings Corp.....................   292,490  1,372,413
    Mitsubishi Corp.......................................   270,200  4,922,755
    Mitsubishi Electric Corp..............................   361,000  3,500,718
    Mitsubishi Estate Co., Ltd............................   223,000  5,652,798
    Mitsubishi Gas Chemical Co., Inc......................    69,000    510,061
    Mitsubishi Heavy Industries, Ltd......................   543,000  2,915,542
    Mitsubishi Logistics Corp.............................    25,000    364,201
    Mitsubishi Materials Corp.............................   203,000    714,077
  #*Mitsubishi Motors Corp................................    66,500    875,820
    Mitsubishi Shokuhin Co., Ltd..........................     1,100     27,726
    Mitsubishi Tanabe Pharma Corp.........................    40,400    544,216
    Mitsubishi UFJ Financial Group, Inc................... 1,083,072  6,718,302
   #Mitsubishi UFJ Financial Group, Inc. ADR.............. 1,455,897  9,099,356
    Mitsui & Co., Ltd.....................................   284,100  3,805,417
    Mitsui & Co., Ltd. Sponsored ADR......................     2,559    686,324
    Mitsui Chemicals, Inc.................................   185,000    427,385
    Mitsui Engineering & Shipbuilding Co., Ltd............   114,000    201,960
    Mitsui Fudosan Co., Ltd...............................   148,000  4,461,058
    Mitsui Mining & Smelting Co., Ltd.....................   148,000    331,520
   *Mitsui OSK Lines, Ltd.................................   235,000    903,649
    Mizuho Financial Group, Inc........................... 3,918,905  8,150,617
   #Mizuho Financial Group, Inc. ADR......................   312,894  1,307,897
    Mochida Pharmaceutical Co., Ltd.......................     8,000    100,455
    MS&AD Insurance Group Holdings........................    97,095  2,512,943
    Murata Manufacturing Co., Ltd.........................    36,200  2,486,206
    Nabtesco Corp.........................................    15,000    314,065
    Nagase & Co., Ltd.....................................    27,100    351,840
   #Nagoya Railroad Co., Ltd..............................   121,000    338,095
    Namco Bandai Holdings, Inc............................    28,900    467,546
    Nankai Electric Railway Co., Ltd......................    66,000    247,822
    Nanto Bank, Ltd. (The)................................    41,000    156,343
    NEC Corp..............................................   505,546  1,142,538
    NET One Systems Co., Ltd..............................     8,800     68,452
    Nexon Co., Ltd........................................     8,300    104,783
    NGK Insulators, Ltd...................................    55,000    732,883
    NGK Spark Plug Co., Ltd...............................    28,000    555,471
    NHK Spring Co., Ltd...................................    23,000    266,732
    Nichirei Corp.........................................    34,000    163,575
   #Nidec Corp............................................    11,600    952,672
   #Nidec Corp. ADR.......................................    26,554    538,515
    Nifco, Inc............................................     2,700     73,454
    Nihon Kohden Corp.....................................     2,600    109,243
    Nikon Corp............................................    57,600  1,202,346

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Nintendo Co., Ltd.....................................    17,600 $2,242,384
    Nippo Corp............................................     4,000     68,087
    Nippon Electric Glass Co., Ltd........................    71,500    384,065
    Nippon Express Co., Ltd...............................   174,000    821,165
    Nippon Kayaku Co., Ltd................................    33,000    425,410
    Nippon Meat Packers, Inc..............................    32,000    492,423
    Nippon Paint Co., Ltd.................................    28,000    356,322
   #Nippon Paper Industries Co., Ltd......................    23,100    336,180
    Nippon Shokubai Co., Ltd..............................    38,000    392,688
    Nippon Steel & Sumitomo Metal Corp.................... 1,455,420  4,222,505
    Nippon Telegraph & Telephone Corp.....................    60,400  3,047,208
    Nippon Telegraph & Telephone Corp. ADR................    12,525    315,379
    Nippon Television Holdings, Inc.......................    13,100    236,865
   #Nippon Yusen KK.......................................   313,000    866,592
   #Nipro Corp............................................    26,900    257,940
    Nishi-Nippon City Bank, Ltd. (The)....................   132,000    340,210
    Nishi-Nippon Railroad Co., Ltd........................    41,000    155,986
    Nissan Chemical Industries, Ltd.......................    15,000    207,489
    Nissan Motor Co., Ltd.................................   453,400  4,734,485
    Nissan Shatai Co., Ltd................................    17,000    217,888
   #Nisshin Seifun Group, Inc.............................    40,000    463,390
    Nisshin Steel Holdings Co., Ltd.......................    11,700    102,017
    Nisshinbo Holdings, Inc...............................    29,000    223,200
   #Nissin Foods Holdings Co., Ltd........................    10,000    397,439
    Nitori Holdings Co., Ltd..............................     5,350    456,439
    Nitto Denko Corp......................................    27,900  1,571,661
    NKSJ Holdings, Inc....................................    71,150  1,784,888
    NOK Corp..............................................    17,880    284,420
    Nomura Holdings, Inc..................................   335,200  2,546,604
   #Nomura Holdings, Inc. ADR.............................   348,997  2,659,357
    Nomura Real Estate Holdings, Inc......................    16,900    393,065
    Nomura Research Institute, Ltd........................    17,200    562,922
    NSK, Ltd..............................................    89,000    832,068
  #*NTN Corp..............................................    93,000    304,424
    NTT Data Corp.........................................       255    913,795
    NTT DOCOMO, Inc.......................................     2,355  3,586,850
   #NTT DOCOMO, Inc. Sponsored ADR........................    51,866    791,994
    Obayashi Corp.........................................   121,000    645,864
    Obic Co., Ltd.........................................     1,430    401,088
    Odakyu Electric Railway Co., Ltd......................    84,000    797,390
   #Oji Holdings Corp.....................................   168,000    715,723
   *Olympus Corp..........................................    35,000  1,069,738
   #Omron Corp............................................    34,900  1,079,263
    Onward Holdings Co., Ltd..............................    18,000    162,651
    Oracle Corp. Japan....................................     7,100    276,572
    Oriental Land Co., Ltd................................     8,300  1,350,534
    Osaka Gas Co., Ltd....................................   256,000  1,083,546
   #OSAKA Titanium Technologies Co........................     2,500     48,618
   #OSG Corp..............................................     9,900    151,719
    Otsuka Corp...........................................     2,900    327,407
    Pacific Metals Co., Ltd...............................    19,000     84,626
   *Panasonic Corp........................................   313,989  2,785,511
   *Panasonic Corp. Sponsored ADR.........................   108,991    982,009

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
   #Park24 Co., Ltd........................................  18,900 $   347,936
  #*Pioneer Corp...........................................  43,200      82,214
    Pola Orbis Holdings, Inc...............................   5,200     182,003
   #Rakuten, Inc........................................... 129,500   1,745,978
  #*Renesas Electronics Corp...............................   9,900      39,310
    Rengo Co., Ltd.........................................  44,000     222,928
    Resona Holdings, Inc................................... 363,200   1,802,118
    Ricoh Co., Ltd......................................... 129,000   1,448,181
   #Rinnai Corp............................................   5,500     402,694
    Rohm Co., Ltd..........................................  17,900     690,073
    Rohto Pharmaceutical Co., Ltd..........................  11,000     151,817
    Ryohin Keikaku Co., Ltd................................   3,400     297,883
    Sankyo Co., Ltd........................................  10,000     441,585
    Sankyu, Inc............................................   7,000      24,417
   #Sanrio Co., Ltd........................................   5,500     267,914
    Santen Pharmaceutical Co., Ltd.........................  10,100     440,019
    Sapporo Holdings, Ltd..................................  31,000     111,517
   #Sawai Pharmaceutical Co., Ltd..........................   2,200     266,406
    SBI Holdings, Inc......................................  52,950     554,043
    SCSK Corp..............................................   7,500     152,821
    Secom Co., Ltd.........................................  36,500   2,008,958
    Sega Sammy Holdings, Inc...............................  31,748     738,124
    Seiko Epson Corp.......................................  26,700     333,521
    Seino Holdings Co., Ltd................................  35,000     313,905
    Sekisui Chemical Co., Ltd..............................  77,000     771,889
   #Sekisui House, Ltd..................................... 107,560   1,387,801
    Senshu Ikeda Holdings, Inc.............................  34,820     175,706
    Seven & I Holdings Co., Ltd............................ 139,676   5,261,781
  #*Sharp Corp............................................. 191,000     785,024
    Shiga Bank, Ltd. (The).................................  47,000     267,841
  #*Shikoku Electric Power Co., Inc........................  24,200     432,769
    Shimadzu Corp..........................................  55,000     433,171
    Shimamura Co., Ltd.....................................   3,600     412,739
   #Shimano, Inc...........................................  12,800   1,153,876
    Shimizu Corp........................................... 118,000     490,765
    Shin-Etsu Chemical Co., Ltd............................  72,500   4,516,781
    Shinsei Bank, Ltd...................................... 307,000     680,858
    Shionogi & Co., Ltd....................................  51,800   1,050,778
    Shiseido Co., Ltd......................................  58,400     897,272
    Shizuoka Bank, Ltd. (The).............................. 112,000   1,211,194
   #Showa Denko KK......................................... 283,000     380,560
    Showa Shell Sekiyu KK..................................  30,000     276,323
    SKY Perfect JSAT Holdings, Inc.........................     293     153,654
    SMC Corp...............................................   9,000   1,903,330
    Softbank Corp.......................................... 170,500  10,822,721
    Sohgo Security Services Co., Ltd.......................   5,700     101,646
    Sojitz Corp............................................ 274,900     467,399
    Sony Corp.............................................. 124,500   2,613,873
    Sony Corp. Sponsored ADR...............................  74,848   1,574,802
    Sony Financial Holdings, Inc...........................  29,400     482,259
    Sotetsu Holdings, Inc..................................  73,000     264,889
   #Square Enix Holdings Co., Ltd..........................   9,700     133,249
    Stanley Electric Co., Ltd..............................  25,000     483,879

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
   #Start Today Co., Ltd...................................  10,500 $   216,869
    Sugi Holdings Co., Ltd.................................   7,100     275,658
    Sumco Corp.............................................  16,700     147,250
    Sumitomo Bakelite Co., Ltd.............................  33,000     124,004
   #Sumitomo Chemical Co., Ltd............................. 275,000     903,983
    Sumitomo Corp.......................................... 218,200   2,916,087
    Sumitomo Electric Industries, Ltd...................... 144,800   1,954,082
   #Sumitomo Forestry Co., Ltd.............................  21,600     228,595
    Sumitomo Heavy Industries, Ltd......................... 115,000     533,604
    Sumitomo Metal Mining Co., Ltd......................... 105,000   1,368,607
    Sumitomo Mitsui Financial Group, Inc................... 260,140  11,884,812
    Sumitomo Mitsui Trust Holdings, Inc.................... 623,210   2,866,184
    Sumitomo Osaka Cement Co., Ltd.........................  51,000     165,282
   #Sumitomo Realty & Development Co., Ltd.................  64,000   2,673,994
    Sumitomo Rubber Industries, Ltd........................  27,600     459,277
    Sundrug Co., Ltd.......................................   3,600     154,780
    Suruga Bank, Ltd.......................................  32,000     567,905
    Suzuken Co. Ltd/Aichi..................................  13,980     436,949
    Suzuki Motor Corp......................................  65,100   1,556,536
   #Sysmex Corp............................................  10,900     702,932
    T&D Holdings, Inc...................................... 119,700   1,511,849
   #Taiheiyo Cement Corp................................... 158,000     531,032
    Taisei Corp............................................ 183,000     712,331
    Taiyo Nippon Sanso Corp................................  50,000     352,341
   #Taiyo Yuden Co., Ltd...................................   6,500      86,826
    Takara Holdings, Inc...................................  23,000     194,891
    Takashimaya Co., Ltd...................................  60,000     589,656
   #Takata Corp............................................   6,800     142,018
    Takeda Pharmaceutical Co., Ltd......................... 141,300   6,301,150
    TDK Corp...............................................  24,000     864,206
    TDK Corp. Sponsored ADR................................   1,900      67,925
    Teijin, Ltd............................................ 175,000     379,453
   #Terumo Corp............................................  26,800   1,355,077
    THK Co., Ltd...........................................  20,000     416,460
    Tobu Railway Co., Ltd.................................. 131,000     675,720
    Toho Co., Ltd..........................................  18,200     379,251
    Toho Gas Co., Ltd......................................  63,000     314,791
    Toho Holdings Co., Ltd.................................   7,100     122,901
   *Tohoku Electric Power Co., Inc.........................  58,700     685,065
    Tokai Rika Co., Ltd....................................   9,200     198,139
    Tokai Tokyo Financial Holdings, Inc....................  42,100     312,198
    Tokio Marine Holdings, Inc............................. 124,500   3,973,658
    Tokio Marine Holdings, Inc. ADR........................   4,182     133,197
    Tokyo Broadcasting System Holdings, Inc................   8,300     109,747
   *Tokyo Electric Power Co., Inc.......................... 186,900   1,140,411
    Tokyo Electron, Ltd....................................  31,300   1,423,889
    Tokyo Gas Co., Ltd..................................... 376,000   2,066,821
    Tokyo Tatemono Co., Ltd................................  88,039     729,223
    Tokyu Corp............................................. 165,000   1,071,664
    Tokyu Land Corp........................................  80,000     761,520
    TonenGeneral Sekiyu KK.................................  42,000     406,173
    Toppan Printing Co., Ltd............................... 113,000     766,868
    Toray Industries, Inc.................................. 278,000   1,769,794

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Toshiba Corp.......................................... 724,000 $  3,131,774
    Toshiba TEC Corp......................................  25,000      143,987
    Tosoh Corp............................................  94,000      332,811
    TOTO, Ltd.............................................  46,000      468,957
    Toyo Seikan Group Holdings, Ltd.......................  34,700      573,382
    Toyo Suisan Kaisha, Ltd...............................  16,000      500,222
    Toyobo Co., Ltd....................................... 192,000      299,121
    Toyoda Gosei Co., Ltd.................................  14,300      351,035
   #Toyota Boshoku Corp...................................   9,300      134,513
    Toyota Motor Corp..................................... 315,000   19,167,954
   #Toyota Motor Corp. Sponsored ADR......................  92,151   11,233,207
    Toyota Tsusho Corp....................................  37,581      996,584
    Trend Micro, Inc......................................  16,700      554,594
   *Trend Micro, Inc. Sponsored ADR.......................     777       25,750
    TS Tech Co., Ltd......................................   8,200      268,858
    Tsumura & Co..........................................   9,000      256,365
    Tsuruha Holdings, Inc.................................   2,200      202,318
    Ube Industries, Ltd................................... 181,000      343,137
    Unicharm Corp.........................................  18,600      990,184
    United Arrows, Ltd....................................     800       36,167
    UNY Group Holdings Co., Ltd...........................  44,100      283,162
    Ushio, Inc............................................  17,100      209,802
    USS Co., Ltd..........................................   4,310      514,917
    Wacoal Holdings Corp..................................  27,000      273,753
    Wacom Co., Ltd........................................  23,600      190,128
    West Japan Railway Co.................................  23,200      979,636
    Yahoo Japan Corp......................................   2,668    1,417,889
   #Yakult Honsha Co., Ltd................................  17,200      801,286
    Yamada Denki Co., Ltd.................................  16,600      671,760
    Yamaguchi Financial Group, Inc........................  48,000      456,893
    Yamaha Corp...........................................  30,200      386,902
   #Yamaha Motor Co., Ltd.................................  50,100      671,096
    Yamato Holdings Co., Ltd..............................  60,900    1,335,109
    Yamato Kogyo Co., Ltd.................................   7,600      246,284
    Yamazaki Baking Co., Ltd..............................  24,000      283,059
    Yaskawa Electric Corp.................................  34,000      405,128
    Yokogawa Electric Corp................................  27,000      349,224
    Yokohama Rubber Co., Ltd. (The).......................  35,000      344,540
   #Zensho Holdings Co., Ltd..............................   6,000       71,532
    Zeon Corp.............................................  27,000      292,697
                                                                   ------------
TOTAL JAPAN...............................................          480,064,370
                                                                   ------------
NETHERLANDS -- (2.1%)
    Aegon NV.............................................. 330,862    2,549,411
    Akzo Nobel NV.........................................  45,305    2,762,055
   #Akzo Nobel NV Sponsored ADR...........................   5,988      121,676
   #ArcelorMittal (03938L104).............................  42,802      555,142
   #ArcelorMittal (B03XPL1)............................... 153,265    2,002,304
    ASML Holding NV.......................................  49,663    4,473,604
   *DE Master Blenders 1753 NV............................  95,787    1,581,542
   #Delta Lloyd NV........................................  21,049      454,882
   #Fugro NV..............................................  12,954      790,092
   #Gemalto NV............................................  14,531    1,521,790

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
    Heineken NV............................................  39,119 $ 2,747,787
   *ING Groep NV........................................... 324,556   3,312,723
  #*ING Groep NV Sponsored ADR............................. 345,739   3,516,166
    Koninklijke Ahold NV................................... 176,072   2,900,756
    Koninklijke Ahold NV Sponsored ADR.....................   8,320     137,446
    Koninklijke Boskalis Westminster NV....................  12,546     472,165
    Koninklijke DSM NV.....................................  30,195   2,122,076
   *Koninklijke KPN NV..................................... 491,076   1,293,174
    Koninklijke Philips Electronics NV (5986622)........... 173,954   5,562,857
    Koninklijke Philips Electronics NV (500472303).........   5,913     187,974
   #Koninklijke Vopak NV...................................  11,198     645,049
    Randstad Holding NV....................................  26,352   1,274,687
    Reed Elsevier NV.......................................  68,369   1,309,762
   #Reed Elsevier NV Sponsored ADR.........................  22,835     872,754
  #*Royal Imtech NV........................................  10,738      26,135
   *SBM Offshore NV........................................  31,251     604,763
    TNT Express NV.........................................  56,539     444,990
    Unilever NV (904784709)................................  32,335   1,293,723
    Unilever NV (B12T3J1).................................. 242,733   9,738,797
    Wolters Kluwer NV......................................  52,917   1,278,256
    Ziggo NV...............................................   7,943     316,137
                                                                    -----------
TOTAL NETHERLANDS..........................................          56,870,675
                                                                    -----------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.................... 195,960     492,415
    Chorus, Ltd............................................  57,576     124,162
    Contact Energy, Ltd....................................  63,005     270,082
    Fletcher Building, Ltd................................. 110,650     718,124
    Ryman Healthcare, Ltd..................................   5,006      28,415
    Sky Network Television, Ltd............................  23,000      98,320
    SKYCITY Entertainment Group, Ltd.......................  28,225      94,368
   #Telecom Corp. of New Zealand, Ltd...................... 209,586     376,944
    TrustPower, Ltd........................................   8,019      47,382
                                                                    -----------
TOTAL NEW ZEALAND..........................................           2,250,212
                                                                    -----------
NORWAY -- (0.9%)
    Aker ASA Class A.......................................   4,790     152,610
    Aker Solutions ASA.....................................  24,377     367,356
   *Algeta ASA.............................................     364      14,879
   *Archer, Ltd............................................  31,266      25,118
   #Cermaq ASA.............................................   3,001      55,269
  #*Det Norske Oljeselskap ASA.............................   9,362     137,045
    DNB ASA................................................ 191,000   3,177,368
   *DNO International ASA..................................  83,791     181,192
    Fred Olsen Energy ASA..................................   7,661     369,632
    Gjensidige Forsikring ASA..............................  34,121     528,088
    Golar LNG, Ltd.........................................   6,906     244,935
   #Kongsberg Gruppen A.S..................................   6,143     115,244
   #Marine Harvest ASA..................................... 602,481     608,012
   #Norsk Hydro ASA........................................ 166,285     706,878
    Norsk Hydro ASA Sponsored ADR..........................  11,200      47,824
    Orkla ASA.............................................. 149,735   1,156,411

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
    Petroleum Geo-Services ASA...........................    38,970 $   523,733
    Prosafe SE...........................................    36,219     363,047
    Schibsted ASA........................................    13,493     687,256
   #Seadrill, Ltd. (B09RMQ1).............................    53,292   2,278,037
    Seadrill, Ltd. (G7945E105)...........................    14,563     621,549
    SpareBank 1 SR Bank ASA..............................     1,793      15,166
    Statoil ASA..........................................   177,661   3,856,422
    Statoil ASA Sponsored ADR............................    38,709     835,727
    Stolt-Nielsen, Ltd...................................       900      20,989
   *Storebrand ASA.......................................   101,739     584,927
    Subsea 7 SA..........................................    60,220   1,145,271
    Telenor ASA..........................................   123,014   2,724,353
    TGS Nopec Geophysical Co. ASA........................    16,183     519,044
    Veripos, Inc.........................................     5,513      17,254
   #Yara International ASA...............................    33,238   1,491,640
                                                                    -----------
TOTAL NORWAY.............................................            23,572,276
                                                                    -----------
PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA..............................   513,592     500,082
    Cimpor Cimentos de Portugal SGPS SA..................    21,328      89,230
    EDP - Energias de Portugal SA........................   355,905   1,265,274
   *EDP Renovaveis SA....................................    35,708     183,284
    Galp Energia SGPS SA.................................    42,884     684,990
    Jeronimo Martins SGPS SA.............................    35,510     701,579
   #Portugal Telecom SGPS SA.............................   103,660     395,502
   #Portugal Telecom SGPS SA Sponsored ADR...............    20,300      77,952
                                                                    -----------
TOTAL PORTUGAL...........................................             3,897,893
                                                                    -----------
SINGAPORE -- (1.3%)
   #Biosensors International Group, Ltd..................   152,000     124,333
    CapitaLand, Ltd......................................   506,750   1,285,521
    City Developments, Ltd...............................   108,000     902,545
    ComfortDelGro Corp., Ltd.............................   270,000     424,989
    Cosco Corp. Singapore, Ltd...........................   132,000      77,796
    DBS Group Holdings, Ltd..............................   358,204   4,700,680
    First Resources, Ltd.................................    11,000      14,524
    Genting Singapore P.L.C.............................. 1,091,000   1,137,937
    Golden Agri-Resources, Ltd........................... 1,571,000     648,142
    Great Eastern Holdings, Ltd..........................     6,000      81,647
   #GuocoLand, Ltd.......................................    58,000      95,680
    Hongkong Land Holdings, Ltd..........................   189,000   1,276,680
    Indofood Agri Resources, Ltd.........................    84,000      58,503
    Jardine Cycle & Carriage, Ltd........................    19,339     612,508
   #Keppel Corp., Ltd....................................   255,600   2,080,545
    Keppel Land, Ltd.....................................   141,000     408,492
    M1, Ltd..............................................    88,000     223,538
  #*Neptune Orient Lines, Ltd............................   153,000     129,153
    Noble Group, Ltd.....................................   860,000     604,228
   #Olam International, Ltd..............................   372,054     496,255
    Oversea-Chinese Banking Corp., Ltd...................   465,380   3,863,652
   #Overseas Union Enterprise, Ltd.......................    44,000      97,915
    SATS, Ltd............................................   150,736     393,269

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SINGAPORE -- (Continued)
    SembCorp Industries, Ltd.............................   162,320 $   648,022
   #SembCorp Marine, Ltd.................................   165,000     589,954
    SIA Engineering Co., Ltd.............................    26,000      99,603
    Singapore Airlines, Ltd..............................   103,400     822,073
    Singapore Exchange, Ltd..............................   166,000     995,268
    Singapore Land, Ltd..................................     4,000      28,718
    Singapore Post, Ltd..................................   115,000     118,910
   #Singapore Press Holdings, Ltd........................   251,000     866,399
    Singapore Technologies Engineering, Ltd..............   282,000     949,634
    Singapore Telecommunications, Ltd.................... 1,414,650   4,368,350
    SMRT Corp., Ltd......................................    59,000      65,673
    StarHub, Ltd.........................................   110,000     380,747
    Super Group, Ltd.....................................    11,000      41,625
    United Industrial Corp., Ltd.........................    96,000     228,590
    United Overseas Bank, Ltd............................   229,941   3,878,908
    UOL Group, Ltd.......................................    86,000     472,365
    Venture Corp., Ltd...................................    48,000     276,474
    Wilmar International, Ltd............................   382,000     945,540
                                                                    -----------
TOTAL SINGAPORE..........................................            35,515,385
                                                                    -----------
SPAIN -- (2.5%)
    Abertis Infraestructuras SA..........................    67,973   1,262,181
   #Acciona SA...........................................     7,527     354,931
   #Acerinox SA..........................................    23,737     243,304
    ACS Actividades de Construccion y Servicios SA.......    26,944     775,853
   #Amadeus IT Holding SA Class A........................    59,872   2,059,137
    Banco Bilbao Vizcaya Argentaria SA...................   508,642   4,823,446
   #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.....   524,118   4,952,915
   #Banco de Sabadell SA.................................   596,534   1,221,590
   *Banco Popular Espanol SA.............................   238,817   1,049,721
   #Banco Santander SA................................... 1,190,011   8,706,009
   #Banco Santander SA Sponsored ADR.....................   910,396   6,664,099
    Bankinter SA.........................................    60,187     274,445
   #CaixaBank............................................   236,142     871,023
    Distribuidora Internacional de Alimentacion SA.......    95,502     790,300
    Ebro Foods SA........................................    16,941     365,854
    Enagas SA............................................    33,110     818,192
    Ferrovial SA.........................................    73,461   1,253,246
   #Fomento de Construcciones y Contratas SA.............     7,734     106,762
    Gas Natural SDG SA...................................    66,529   1,354,489
    Grifols SA...........................................    26,263   1,109,196
    Iberdrola SA.........................................   912,920   5,051,768
    Inditex SA...........................................    38,142   5,091,370
    Indra Sistemas SA....................................    13,729     186,067
    Mapfre SA............................................   126,017     461,284
   *Mediaset Espana Comunicacion SA......................    31,341     326,429
    Obrascon Huarte Lain SA..............................     5,256     200,559
   #Prosegur Cia de Seguridad SA.........................    26,700     137,730
    Red Electrica Corp. SA...............................    18,706   1,043,095
    Repsol SA............................................    72,470   1,736,886
    Repsol SA Sponsored ADR..............................    81,084   1,936,286
   *Sacyr Vallehermoso SA................................    32,707     121,270
   *Telefonica SA........................................   350,115   5,003,903

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SPAIN -- (Continued)
  #*Telefonica SA Sponsored ADR........................... 370,982 $ 5,264,235
   #Zardoya Otis SA.......................................  29,672     432,323
                                                                   -----------
TOTAL SPAIN...............................................          66,049,898
                                                                   -----------
SWEDEN -- (2.7%)
    Alfa Laval AB.........................................  60,909   1,382,251
    Assa Abloy AB Class B.................................  58,550   2,595,899
    Atlas Copco AB Class A................................ 120,500   3,143,322
    Atlas Copco AB Class B................................  71,432   1,673,370
    Boliden AB............................................  65,722     928,013
    Electrolux AB Series B................................  46,322   1,350,633
   #Elekta AB Class B.....................................  68,768   1,177,622
    Getinge AB Class B....................................  34,491   1,275,494
   *Hakon Invest AB.......................................   7,291     203,869
    Hennes & Mauritz AB Class B........................... 175,236   6,548,837
    Hexagon AB Class B....................................  49,033   1,497,959
    Husqvarna AB Class A..................................  12,600      75,398
   #Husqvarna AB Class B..................................  78,695     472,968
   *Lundin Petroleum AB...................................  36,534     802,318
    Meda AB Class A.......................................  49,832     583,346
    Millicom International Cellular SA....................  11,079     887,179
    Nordea Bank AB........................................ 549,393   6,963,846
    Ratos AB Class B......................................  34,998     312,216
    Sandvik AB............................................ 181,247   2,294,355
    Scania AB Class B.....................................  60,716   1,266,706
    Securitas AB Class B..................................  62,069     604,984
    Skandinaviska Enskilda Banken AB Class A.............. 297,438   3,283,242
    Skanska AB Class B....................................  74,934   1,413,947
    SKF AB Class B........................................  71,134   1,974,333
   #SSAB AB Class A.......................................  34,790     226,239
    SSAB AB Class B.......................................  10,905      60,841
    Svenska Cellulosa AB Class A..........................   5,862     154,985
    Svenska Cellulosa AB Class B.......................... 116,858   3,091,211
    Svenska Handelsbanken AB Class A......................  99,933   4,533,576
    Swedbank AB Class A................................... 179,024   4,315,420
    Swedish Match AB......................................  30,700   1,148,221
    Tele2 AB Class B......................................  54,772     702,076
    Telefonaktiebolaget LM Ericsson Class A...............  14,581     164,730
    Telefonaktiebolaget LM Ericsson Class B............... 531,580   6,283,439
    Telefonaktiebolaget LM Ericsson Sponsored ADR.........  44,578     522,900
    TeliaSonera AB........................................ 425,742   3,079,317
    Trelleborg AB Class B.................................  54,944     966,360
    Volvo AB Class A......................................  79,048   1,161,109
    Volvo AB Class B...................................... 268,370   3,953,411
    Volvo AB Sponsored ADR................................  14,500     213,585
                                                                   -----------
TOTAL SWEDEN..............................................          73,289,527
                                                                   -----------
SWITZERLAND -- (7.6%)
    ABB, Ltd.............................................. 240,484   5,301,694
   #ABB, Ltd. Sponsored ADR............................... 175,582   3,869,827
    Actelion, Ltd.........................................  19,646   1,305,608
    Adecco SA.............................................  27,394   1,741,693

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SWITZERLAND -- (Continued)
   #Alpiq Holding AG......................................     365 $     45,191
    Aryzta AG.............................................  21,192    1,308,685
    Baloise Holding AG....................................  10,851    1,178,029
    Banque Cantonale Vaudoise.............................     538      277,079
    Barry Callebaut AG....................................     449      435,057
   #Basler Kantonalbank...................................   1,000       81,921
    Cie Financiere Richemont SA Class A...................  93,925    9,187,983
    Clariant AG...........................................  63,564      993,684
    Credit Suisse Group AG................................ 231,869    6,810,869
    Credit Suisse Group AG Sponsored ADR..................  71,274    2,086,903
    DKSH Holding AG.......................................   2,815      251,590
   *Dufry AG..............................................   4,531      592,943
    EMS-Chemie Holding AG.................................   1,411      495,308
   #Galenica AG...........................................     890      682,883
    Geberit AG............................................   6,514    1,747,593
    Givaudan SA...........................................   1,737    2,417,643
    Holcim, Ltd...........................................  50,033    3,619,475
    Julius Baer Group, Ltd................................  54,473    2,479,554
    Kuehne + Nagel International AG.......................   8,611    1,042,135
    Lindt & Spruengli AG..................................      19      863,382
    Lonza Group AG........................................   8,012      616,674
    Nestle SA............................................. 598,030   40,476,225
    Novartis AG........................................... 274,015   19,698,051
    Novartis AG ADR....................................... 164,130   11,753,349
    OC Oerlikon Corp. AG..................................  29,010      381,362
    Partners Group Holding AG.............................   3,063      811,108
    PSP Swiss Property AG.................................   2,517      222,179
    Roche Holding AG (7108918)............................   4,421    1,094,249
    Roche Holding AG (7110388)............................ 125,896   30,981,618
    Schindler Holding AG..................................   2,881      401,691
    SGS SA................................................     949    2,147,974
    Sika AG...............................................     457    1,272,696
    Sonova Holding AG.....................................   9,165    1,011,497
    Sulzer AG.............................................   6,198      926,307
    Swatch Group AG (The) (7184725).......................   5,915    3,515,000
    Swatch Group AG (The) (7184736).......................   7,914      817,217
    Swiss Life Holding AG.................................   7,517    1,348,930
    Swiss Re AG...........................................  75,472    6,017,535
    Swisscom AG...........................................   4,124    1,843,599
    Syngenta AG...........................................   8,930    3,531,025
    Syngenta AG ADR.......................................  37,300    2,948,192
    UBS AG (B18YFJ4)...................................... 640,816   12,618,320
    UBS AG (H89231338)....................................  92,334    1,816,210
    Zurich Insurance Group AG.............................  32,332    8,709,213
                                                                   ------------
TOTAL SWITZERLAND.........................................          203,776,950
                                                                   ------------
UNITED KINGDOM -- (17.7%)
    Aberdeen Asset Management P.L.C....................... 204,528    1,197,097
    Admiral Group P.L.C...................................  30,710      655,708
    Aggreko P.L.C.........................................  48,695    1,320,093
    AMEC P.L.C............................................  58,523      958,772
    Anglo American P.L.C.................................. 293,396    6,293,522
    Antofagasta P.L.C.....................................  67,507      905,583

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    ARM Holdings P.L.C...................................   157,970 $ 2,119,684
   #ARM Holdings P.L.C. Sponsored ADR....................    31,636   1,270,185
    Ashmore Group P.L.C..................................    41,357     233,202
    Ashtead Group P.L.C..................................    32,258     346,071
    Associated British Foods P.L.C.......................    74,044   2,190,431
    AstraZeneca P.L.C....................................   135,231   6,859,692
    AstraZeneca P.L.C. Sponsored ADR.....................    90,621   4,596,297
    Aviva P.L.C..........................................   604,235   3,409,334
    Babcock International Group P.L.C....................    75,422   1,349,732
    BAE Systems P.L.C....................................   603,406   4,092,144
    Balfour Beatty P.L.C.................................    42,765     160,388
    Barclays P.L.C.......................................   747,276   3,264,837
    Barclays P.L.C. Sponsored ADR........................   421,223   7,362,978
   *Barratt Developments P.L.C...........................    31,296     155,141
    BG Group P.L.C.......................................   577,270  10,409,426
    BG Group P.L.C. Sponsored ADR........................    56,914   1,023,883
    BHP Billiton P.L.C...................................   127,971   3,663,100
   #BHP Billiton P.L.C. ADR..............................   116,931   6,681,437
    BP P.L.C.............................................   462,802   3,197,419
    BP P.L.C. Sponsored ADR..............................   553,467  22,935,673
    British American Tobacco P.L.C.......................   285,586  15,235,091
   #British American Tobacco P.L.C. Sponsored ADR........    29,912   3,185,628
    British Sky Broadcasting Group P.L.C.................   171,431   2,159,643
   #British Sky Broadcasting Group P.L.C. Sponsored ADR..       647      32,492
    BT Group P.L.C....................................... 1,001,387   5,181,358
    BT Group P.L.C. Sponsored ADR........................    35,602   1,841,335
    Bunzl P.L.C..........................................    61,814   1,326,861
    Burberry Group P.L.C.................................    72,216   1,683,407
   *Cairn Energy P.L.C...................................    99,844     408,605
    Capita P.L.C.........................................   107,470   1,707,278
    Carnival P.L.C.......................................    33,012   1,270,767
   #Carnival P.L.C. ADR..................................    14,200     547,552
    Centrica P.L.C.......................................   732,218   4,353,171
    Cobham P.L.C.........................................   148,789     651,856
    Coca-Cola HBC AG ADR.................................    27,952     727,032
    Compass Group P.L.C..................................   319,788   4,372,094
    Croda International P.L.C............................    24,141     922,030
    Diageo P.L.C.........................................   160,103   5,017,438
    Diageo P.L.C. Sponsored ADR..........................    73,305   9,187,316
    easyJet P.L.C........................................    29,636     636,932
   *Essar Energy P.L.C...................................    36,918      74,625
    Eurasian Natural Resources Corp. P.L.C...............    52,797     175,120
    Evraz P.L.C..........................................    51,040      72,814
    Experian P.L.C.......................................   171,682   3,219,214
    Ferrexpo P.L.C.......................................     3,692       9,510
    Fresnillo P.L.C......................................    28,370     445,510
    G4S P.L.C............................................   248,845     856,327
    GKN P.L.C............................................   350,912   1,866,252
    GlaxoSmithKline P.L.C................................   528,451  13,519,694
    GlaxoSmithKline P.L.C. Sponsored ADR.................   179,962   9,170,864
    Glencore Xstrata P.L.C............................... 1,441,490   6,087,626
    Hargreaves Lansdown P.L.C............................    36,360     542,351
    HSBC Holdings P.L.C.................................. 1,623,467  18,431,957

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    HSBC Holdings P.L.C. Sponsored ADR...................   410,561 $23,299,336
    ICAP P.L.C...........................................   101,460     627,313
    IMI P.L.C............................................    57,408   1,199,080
    Imperial Tobacco Group P.L.C.........................   132,008   4,430,843
    Imperial Tobacco Group P.L.C. ADR....................    19,700   1,322,658
    Informa P.L.C........................................   111,055     887,100
    Inmarsat P.L.C.......................................    36,824     383,172
    InterContinental Hotels Group P.L.C..................    46,039   1,335,961
   *International Consolidated Airlines Group SA.........   229,324   1,014,103
    Intertek Group P.L.C.................................    28,651   1,319,067
    Invensys P.L.C.......................................    32,612     247,068
    Investec P.L.C.......................................   143,706     961,481
    ITV P.L.C............................................   657,491   1,691,027
    J Sainsbury P.L.C....................................   250,137   1,498,954
    John Wood Group P.L.C................................    72,050     989,269
    Johnson Matthey P.L.C................................    38,751   1,672,072
   #Kazakhmys P.L.C......................................    39,377     156,399
    Kingfisher P.L.C.....................................   529,673   3,204,515
    Legal & General Group P.L.C.......................... 1,154,884   3,389,050
   *Lloyds Banking Group P.L.C........................... 5,899,749   6,142,621
  #*Lloyds Banking Group P.L.C. ADR......................   680,265   2,836,705
    London Stock Exchange Group P.L.C....................    31,436     750,141
   *Lonmin P.L.C.........................................    41,655     197,751
    Man Group P.L.C......................................   323,056     393,018
    Marks & Spencer Group P.L.C..........................   300,215   2,195,269
    Meggitt P.L.C........................................   154,251   1,286,243
    Melrose Industries P.L.C.............................   221,656     952,090
    Mondi P.L.C..........................................    85,925   1,280,310
    National Grid P.L.C..................................   288,327   3,445,891
   #National Grid P.L.C. Sponsored ADR...................    54,020   3,219,051
    Next P.L.C...........................................    27,972   2,123,075
    Old Mutual P.L.C..................................... 1,003,152   2,962,624
    Pearson P.L.C........................................   111,757   2,294,454
    Pearson P.L.C. Sponsored ADR.........................    43,147     885,376
    Pennon Group P.L.C...................................    63,747     674,189
    Persimmon P.L.C......................................    56,284   1,057,783
    Petrofac, Ltd........................................    43,350     864,914
    Prudential P.L.C.....................................   357,167   6,343,217
    Prudential P.L.C. ADR................................    61,062   2,172,586
    Randgold Resources, Ltd..............................    14,107   1,039,350
    Reckitt Benckiser Group P.L.C........................   116,476   8,291,990
    Reed Elsevier P.L.C..................................   119,988   1,553,104
   #Reed Elsevier P.L.C. Sponsored ADR...................    20,755   1,075,524
    Resolution, Ltd......................................   341,747   1,681,774
    Rexam P.L.C..........................................   173,402   1,297,081
    Rio Tinto P.L.C......................................   150,148   6,756,703
   #Rio Tinto P.L.C. Sponsored ADR.......................    89,054   4,006,539
    Rolls-Royce Holdings P.L.C...........................   327,605   5,840,900
   *Royal Bank of Scotland Group P.L.C...................   390,043   1,883,517
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR....    13,427     129,436
    Royal Dutch Shell P.L.C. ADR (780259206).............    16,334   1,116,429
    Royal Dutch Shell P.L.C. ADR (780259107).............   392,289  27,801,521
    Royal Dutch Shell P.L.C. Class A (B03MLX2)...........     3,127     106,697

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C. Class A (B09CBL4)...........    43,726 $ 1,492,552
    Royal Dutch Shell P.L.C. Class B.....................   201,142   7,114,474
    RSA Insurance Group P.L.C............................   788,249   1,501,496
    SABMiller P.L.C......................................   174,605   8,558,391
    Sage Group P.L.C. (The)..............................   238,173   1,269,578
    Schroders P.L.C. (0239581)...........................     9,996     291,489
    Schroders P.L.C. (0240549)...........................    23,137     861,630
    Serco Group P.L.C....................................    86,339     825,611
    Severn Trent P.L.C...................................    37,231   1,002,770
    Shire P.L.C..........................................    40,423   1,474,691
    Shire P.L.C. ADR.....................................    18,687   2,043,423
    Smith & Nephew P.L.C.................................   125,916   1,500,249
   #Smith & Nephew P.L.C. Sponsored ADR..................     7,000     416,150
    Smiths Group P.L.C...................................    70,211   1,476,737
   *Sports Direct International P.L.C....................     8,327      83,446
    SSE P.L.C............................................   179,206   4,290,110
    Standard Chartered P.L.C.............................   439,931  10,203,632
    Standard Life P.L.C..................................   469,495   2,711,198
    Tate & Lyle P.L.C....................................    98,727   1,261,179
    Taylor Wimpey P.L.C..................................   358,923     581,862
    Tesco P.L.C.......................................... 1,539,960   8,608,271
    Travis Perkins P.L.C.................................    45,843   1,186,207
    TUI Travel P.L.C.....................................    83,647     485,821
    Tullow Oil P.L.C.....................................   145,530   2,302,095
    Unilever P.L.C.......................................    86,045   3,494,155
    Unilever P.L.C. Sponsored ADR........................   144,990   5,890,944
    United Utilities Group P.L.C.........................    86,117     944,530
   #United Utilities Group P.L.C. ADR....................     5,177     114,205
    Vedanta Resources P.L.C..............................    26,516     469,430
    Vodafone Group P.L.C................................. 2,956,050   8,853,589
    Vodafone Group P.L.C. Sponsored ADR..................   614,634  18,408,288
    Weir Group P.L.C. (The)..............................    39,918   1,305,967
    Whitbread P.L.C......................................    34,831   1,713,042
    William Hill P.L.C...................................   154,016   1,139,609
    WM Morrison Supermarkets P.L.C.......................   452,618   1,992,196
    Wolseley P.L.C.......................................    49,914   2,389,640
   #Wolseley P.L.C. ADR..................................    18,460      88,793
    WPP P.L.C............................................   184,119   3,324,101

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
UNITED KINGDOM -- (Continued)
    WPP P.L.C. Sponsored ADR........................      14,574 $    1,312,972
                                                                 --------------
TOTAL UNITED KINGDOM................................                478,842,443
                                                                 --------------
UNITED STATES -- (0.0%)
   #ASML Holding NV.................................      11,440      1,028,456
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,453,116,585
                                                                 --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Porsche Automobil Holding SE....................      19,267      1,633,586
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *ALS Ltd/Queensland Rights 08/12/13..............       4,852          3,009
                                                                 --------------
FRANCE -- (0.0%)
   *Groupe Fnac Rights 08/08/13.....................           6             17
                                                                 --------------
HONG KONG -- (0.0%)
   *New Hotel Rights 06/11/13.......................       9,773             --
                                                                 --------------
SPAIN -- (0.0%)
  #*Banco Santander SA Rights 08/02/13..............   1,175,476        260,348
  #*CaixaBank SA Rights 08/19/13....................     236,142         16,650
  #*Zardoya Otis SA Rights 08/05/13.................      29,672         17,290
                                                                 --------------
TOTAL SPAIN.........................................                    294,288
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    297,314
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@ DFA Short Term Investment Fund.................  21,175,454    245,000,000
   @ Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.10%, 08/01/13
     (Collateralized by $827,846 FNMA, rates
     ranging from 4.500% to 6.000%, maturities
     ranging from 01/01/40 to 05/01/42, valued at
     $531,178) to be repurchased at $520,764........ $       521        520,763
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                245,520,763
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,270,924,464)^^...........................             $2,700,568,248
                                                                 ==============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                    LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                  ------------ -------------- ------- --------------
Common Stocks
   Australia..................... $  7,065,761 $  169,214,547   --    $  176,280,308
   Austria.......................       33,480      6,323,909   --         6,357,389
   Belgium.......................    3,316,791     22,196,112   --        25,512,903
   Canada........................  242,258,920             --   --       242,258,920
   Denmark.......................    6,007,543     22,971,292   --        28,978,835
   Finland.......................      959,211     17,257,485   --        18,216,696
   France........................   17,225,845    197,080,269   --       214,306,114
   Germany.......................   27,815,514    156,893,693   --       184,709,207
   Greece........................           --        558,283   --           558,283
   Hong Kong.....................      751,252     66,781,352   --        67,532,604
   Ireland.......................    2,120,283      5,255,090   --         7,375,373
   Israel........................    5,787,742      5,077,559   --        10,865,301
   Italy.........................    5,494,247     39,512,320   --        45,006,567
   Japan.........................   40,799,797    439,264,573   --       480,064,370
   Netherlands...................    6,684,881     50,185,794   --        56,870,675
   New Zealand...................           --      2,250,212   --         2,250,212
   Norway........................    1,750,035     21,822,241   --        23,572,276
   Portugal......................       77,952      3,819,941   --         3,897,893
   Singapore.....................           --     35,515,385   --        35,515,385
   Spain.........................   18,817,535     47,232,363   --        66,049,898
   Sweden........................    4,019,727     69,269,800   --        73,289,527
   Switzerland...................   22,474,481    181,302,469   --       203,776,950
   United Kingdom................  164,702,608    314,139,835   --       478,842,443
   United States.................    1,028,456             --   --         1,028,456
Preferred Stocks
   Germany.......................           --      1,633,586   --         1,633,586
Rights/Warrants
   Australia.....................           --          3,009   --             3,009
   France........................           --             17   --                17
   Hong Kong.....................           --             --   --                --
   Spain.........................           --        294,288   --           294,288
Securities Lending Collateral....           --    245,520,763   --       245,520,763
                                  ------------ --------------   --    --------------
TOTAL............................ $579,192,061 $2,121,376,187   --    $2,700,568,248
                                  ============ ==============   ==    ==============

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (89.9%)
AUSTRALIA -- (5.6%)
   #Acrux, Ltd...........................................    54,769 $   165,686
    Adelaide Brighton, Ltd...............................   629,379   1,854,719
   #Aditya Birla Minerals, Ltd...........................   222,001      76,792
   *AED Oil, Ltd.........................................   237,059          --
    AGL Energy, Ltd......................................   130,744   1,709,135
   #Ainsworth Game Technology, Ltd.......................    17,120      55,364
   *AJ Lucas Group, Ltd..................................    37,498      51,858
   *Alcyone Resources, Ltd...............................   103,559         838
  #*Alkane Resources, Ltd................................   157,833      59,574
   #ALS Ltd/Queensland...................................   164,867   1,256,553
    Altium, Ltd..........................................     4,383       9,006
   *Alumina, Ltd......................................... 2,732,939   2,378,702
  #*Alumina, Ltd. Sponsored ADR..........................   468,068   1,628,877
   #Amalgamated Holdings, Ltd............................   156,536   1,170,389
    Amcom Telecommunications, Ltd........................   205,960     343,927
    Amcor, Ltd...........................................   666,037   6,329,691
    Amcor, Ltd. Sponsored ADR............................    30,507   1,164,452
    AMP, Ltd............................................. 2,267,269   9,206,192
   #Ansell, Ltd..........................................   118,397   1,972,854
  #*Antares Energy, Ltd..................................   238,797     101,886
    AP Eagers, Ltd.......................................    56,377     226,449
    APA Group............................................   330,714   1,783,655
   #APN News & Media, Ltd................................   645,579     171,097
  #*Aquarius Platinum, Ltd...............................   299,539     215,983
  #*Aquila Resources, Ltd................................    96,590     181,210
    ARB Corp., Ltd.......................................    40,854     496,343
    Aristocrat Leisure, Ltd..............................   271,926   1,060,850
    Arrium, Ltd.......................................... 2,407,764   2,150,356
    Asciano, Ltd......................................... 1,036,466   4,728,555
   #ASG Group, Ltd.......................................   144,688      48,925
    ASX, Ltd.............................................   139,770   4,372,355
   *Atlantic, Ltd........................................    34,067       6,715
    Atlas Iron, Ltd...................................... 1,491,768   1,092,298
    Aurizon Holdings, Ltd................................   512,932   2,092,224
  #*Aurora Oil & Gas, Ltd................................   248,614     721,007
   #Ausdrill, Ltd........................................   512,471     496,680
   #Ausenco, Ltd.........................................   172,182     235,590
   *Austal, Ltd..........................................   196,775     149,479
    Austbrokers Holdings, Ltd............................    28,010     277,944
   #Austin Engineering, Ltd..............................    44,423     164,930
    Australia & New Zealand Banking Group, Ltd........... 1,021,663  27,296,480
   *Australian Agricultural Co., Ltd.....................   331,486     342,647
   #Australian Infrastructure Fund.......................   602,974       7,044
    Australian Pharmaceutical Industries, Ltd............   476,014     190,243
   #Automotive Holdings Group, Ltd.......................   352,414   1,200,973
   *AVJennings, Ltd......................................   200,265      84,657
   *AWE, Ltd.............................................   949,174   1,150,572
   #Bank of Queensland, Ltd..............................   538,798   4,606,487
   *Bannerman Resources, Ltd.............................    83,346       4,881
    BC Iron, Ltd.........................................    72,880     241,740
    Beach Energy, Ltd.................................... 2,407,063   2,894,876

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
   #Bendigo and Adelaide Bank, Ltd.......................   791,873 $ 7,596,639
    BHP Billiton, Ltd....................................   101,652   3,178,121
   #BHP Billiton, Ltd. Sponsored ADR.....................   195,277  12,249,726
  #*Billabong International, Ltd.........................   524,825     191,079
   *Bionomics, Ltd.......................................    19,472       9,625
   *Bisalloy Steel Group, Ltd............................     8,498       6,876
   #Blackmores, Ltd......................................     3,864      90,757
  #*Blackthorn Resources, Ltd............................    59,877      13,962
   *BlueScope Steel, Ltd................................. 1,052,555   5,077,441
   #Boart Longyear, Ltd..................................   770,525     355,944
  #*Boom Logistics, Ltd..................................   320,214      36,008
   #Boral, Ltd........................................... 1,460,621   5,562,921
   #Bradken, Ltd.........................................   360,824   1,598,460
    Brambles, Ltd........................................   253,236   2,064,696
   *Bravura Solutions, Ltd...............................    48,054      11,658
   #Breville Group, Ltd..................................    60,870     412,508
    Brickworks, Ltd......................................    40,560     446,366
    BT Investment Management, Ltd........................    52,498     170,353
   *Buccaneer Energy, Ltd................................   258,354      12,802
   #Cabcharge Australia, Ltd.............................   212,282     826,523
    Caltex Australia, Ltd................................   159,035   2,673,460
   #Cardno, Ltd..........................................   228,192   1,121,465
   *Carnarvon Petroleum, Ltd.............................   856,412      43,896
   #carsales.com, Ltd....................................    96,555     863,179
   #Cash Converters International, Ltd...................   426,435     452,291
    Cedar Woods Properties, Ltd..........................     6,943      35,488
    Centrebet International, Ltd. Claim Units............    22,005          --
   *Ceramic Fuel Cells, Ltd..............................   182,247       7,371
    Challenger, Ltd......................................   491,725   1,886,152
    ChemGenex Pharmaceuticals, Ltd.......................     6,842          --
   *Citigold Corp., Ltd..................................   806,483      36,236
   *Clinuvel Pharmaceuticals, Ltd........................    13,426      22,946
   #Clough, Ltd..........................................   277,928     356,917
  #*Coal of Africa, Ltd..................................   400,214      57,806
    Coca-Cola Amatil, Ltd................................    94,211   1,087,389
   #Cochlear, Ltd........................................    20,161   1,106,255
  #*Cockatoo Coal, Ltd...................................   973,718      50,757
   #Codan, Ltd...........................................    44,929      77,367
   *Coffey International, Ltd............................   136,278      16,521
   #Commonwealth Bank of Australia.......................   291,226  19,411,827
   *Compass Resources, Ltd...............................    18,720          --
    Computershare, Ltd...................................   103,208     907,395
    Coventry Group, Ltd..................................    13,156      32,311
    Credit Corp. Group, Ltd..............................    45,692     393,293
    Crown, Ltd...........................................   254,541   2,926,526
    CSG, Ltd.............................................    86,778      76,438
    CSL, Ltd.............................................    60,221   3,573,766
    CSR, Ltd.............................................   984,393   1,936,696
  #*Cudeco, Ltd..........................................   153,294     216,281
   *Cue Energy Resources, Ltd............................   287,579      34,853
    Data#3, Ltd..........................................    39,367      42,278
   #David Jones, Ltd..................................... 1,016,222   2,464,914
   #Decmil Group, Ltd....................................   232,257     438,222

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   *Deep Yellow, Ltd......................................   403,728 $   14,417
    Devine, Ltd...........................................   109,847     75,686
    Domino's Pizza Enterprises, Ltd.......................     4,917     51,323
    Downer EDI, Ltd.......................................   853,758  2,891,267
   *Dragon Mining, Ltd....................................    13,081      2,492
  #*Drillsearch Energy, Ltd...............................   366,782    451,308
    DUET Group............................................   816,908  1,586,040
    DuluxGroup, Ltd.......................................   220,411    883,455
   #DWS, Ltd..............................................    57,318     79,064
   #Echo Entertainment Group, Ltd......................... 1,345,843  3,172,937
  #*Elders, Ltd...........................................   974,226     69,094
    Emeco Holdings, Ltd................................... 1,092,630    244,812
   *Energy Resources of Australia, Ltd....................   240,348    316,443
   *Energy World Corp., Ltd............................... 1,082,064    583,156
    Envestra, Ltd......................................... 1,112,896  1,110,607
    Equity Trustees, Ltd..................................     1,198     15,981
   *Eservglobal, Ltd......................................    76,359     28,390
    Euroz, Ltd............................................    64,770     56,535
  #*Evolution Mining, Ltd.................................   346,599    271,651
   #Fairfax Media, Ltd.................................... 3,562,847  1,536,603
    Fantastic Holdings, Ltd...............................       975      2,058
   *FAR, Ltd.............................................. 2,438,534     65,719
    Finbar Group, Ltd.....................................     2,330      2,826
    FKP Property Group....................................   302,082    408,692
   #Fleetwood Corp., Ltd..................................    83,044    297,084
   #Flight Centre, Ltd....................................    50,197  2,046,647
   *Flinders Mines, Ltd...................................   416,313     17,563
  #*Focus Minerals, Ltd................................... 5,795,439     78,024
   #Forge Group, Ltd......................................    65,545    259,664
   #Fortescue Metals Group, Ltd...........................   397,547  1,305,223
    Funtastic, Ltd........................................   204,519     33,097
    G8 Education, Ltd.....................................    43,528    104,802
  #*Geodynamics, Ltd......................................    62,596      8,735
   *Goodman Fielder, Ltd.................................. 3,560,487  2,446,291
    GrainCorp, Ltd. Class A...............................   316,385  3,515,828
   #Grange Resources, Ltd.................................   460,396     76,537
  #*Gryphon Minerals, Ltd.................................   427,238     71,429
   #GUD Holdings, Ltd.....................................   141,956    817,607
   *Gujarat NRE Coking Coal, Ltd..........................    46,225      7,063
  #*Gunns, Ltd............................................ 1,359,648         --
   #GWA Group, Ltd........................................   448,398    991,006
   #Harvey Norman Holdings, Ltd...........................   989,918  2,364,562
   *Hastie Group, Ltd.....................................    23,144         --
    HFA Holdings, Ltd.....................................   133,879    104,840
   *Highlands Pacific, Ltd................................   114,695      8,515
    Hills Holdings, Ltd...................................   255,144    280,037
  #*Horizon Oil, Ltd...................................... 1,280,597    425,894
   *Icon Energy, Ltd......................................   357,233     51,282
    iiNET, Ltd............................................   180,585    984,756
    Iluka Resources, Ltd..................................   259,069  2,561,731
   #Imdex, Ltd............................................   336,336    229,566
    IMF Australia, Ltd....................................    66,357    108,521
    Incitec Pivot, Ltd.................................... 1,729,490  4,086,957

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
   #Independence Group NL................................   437,125 $ 1,273,205
   *Indophil Resources NL................................   246,594      47,781
  #*Infigen Energy, Ltd..................................   693,403     190,247
    Infomedia, Ltd.......................................    80,383      41,215
    Insurance Australia Group, Ltd....................... 1,660,910   8,670,935
    Integrated Research, Ltd.............................    42,144      39,207
   #Invocare, Ltd........................................    64,309     672,704
    IOOF Holdings, Ltd...................................   293,272   2,182,375
   #Iress, Ltd...........................................    74,765     556,145
   #James Hardie Industries P.L.C........................   186,001   1,545,014
   #James Hardie Industries P.L.C. Sponsored ADR.........     8,092     336,142
   #JB Hi-Fi, Ltd........................................    74,232   1,239,329
   *Kagara, Ltd..........................................   743,096      80,152
   *Kangaroo Resources, Ltd..............................   157,028       2,696
   #Kingsgate Consolidated, Ltd..........................   202,693     290,977
   #Kingsrose Mining, Ltd................................    76,233      28,054
    Lednium, Ltd.........................................    21,998          --
   #Leighton Holdings, Ltd...............................   115,862   1,719,041
    Lend Lease Group.....................................   590,951   4,654,665
  #*Linc Energy, Ltd.....................................   542,535     788,008
    Lonestar Resources, Ltd..............................   234,309      35,836
    Lycopodium, Ltd......................................     6,626      24,439
   #M2 Telecommunications Group, Ltd.....................    70,540     396,789
   #MACA, Ltd............................................    57,876     106,620
    Macmahon Holdings, Ltd............................... 1,841,800     239,743
    Macquarie Atlas Roads Group..........................   168,964     341,390
    Macquarie Group, Ltd.................................   328,765  12,957,873
   *Marion Energy, Ltd...................................   119,950         647
  #*Matrix Composites & Engineering, Ltd.................    24,634      20,396
    MaxiTRANS Industries, Ltd............................   182,505     209,838
  #*Mayne Pharma Group, Ltd..............................    85,538      43,410
   #McMillan Shakespeare, Ltd............................    30,386     221,906
    McPherson's, Ltd.....................................    69,593      91,272
   #Medusa Mining, Ltd...................................   119,658     248,830
    Melbourne IT, Ltd....................................   123,857     211,205
    Mermaid Marine Australia, Ltd........................   276,337     975,024
   *Mesoblast, Ltd.......................................       877       4,625
   *Metals X, Ltd........................................   522,805      46,024
   #Metcash, Ltd......................................... 1,342,018   4,159,617
   *Metgasco, Ltd........................................    44,631       2,810
   *MetroCoal, Ltd.......................................     7,570         348
   *MHM Metals, Ltd......................................    30,427       3,422
   #Miclyn Express Offshore, Ltd.........................   105,357     183,734
    Mincor Resources NL..................................   328,352     153,500
  #*Mineral Deposits, Ltd................................   110,432     213,223
   #Mineral Resources, Ltd...............................   193,483   1,651,328
  #*Mirabela Nickel, Ltd.................................   683,591      47,301
  #*Molopo Energy, Ltd...................................    57,352      12,617
   #Monadelphous Group, Ltd..............................    46,164     682,447
    Mortgage Choice, Ltd.................................    98,654     214,761
    Mount Gibson Iron, Ltd............................... 1,205,682     606,060
   #Myer Holdings, Ltd................................... 1,153,096   2,776,968
   *Nanosonics, Ltd......................................    11,184       7,441

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
    National Australia Bank, Ltd......................... 1,284,720 $36,049,085
   *Navigator Resources, Ltd.............................       296          --
   #Navitas, Ltd.........................................   116,724     629,520
  #*Neon Energy, Ltd.....................................   639,154     189,637
   #New Hope Corp., Ltd..................................   331,438   1,120,568
   #Newcrest Mining, Ltd.................................   504,260   5,554,360
   *Newsat, Ltd..........................................    27,533       9,030
   *Nexus Energy, Ltd.................................... 1,749,892     133,659
   #NIB Holdings, Ltd....................................   543,089   1,088,746
  #*Nido Petroleum, Ltd.................................. 1,055,002      29,427
  #*Northern Iron, Ltd...................................    51,752       6,034
   #Northern Star Resources, Ltd.........................   266,062     207,377
   #NRW Holdings, Ltd....................................   240,210     210,079
   #Nufarm, Ltd..........................................   332,517   1,343,944
    Oakton, Ltd..........................................    50,767      52,976
   #Oil Search, Ltd......................................   348,784   2,537,428
   *OM Holdings, Ltd.....................................    26,600       8,485
   *OPUS Group, Ltd......................................    13,660       1,373
    Orica, Ltd...........................................   128,225   2,083,265
    Origin Energy, Ltd................................... 1,200,389  12,882,375
   #OrotonGroup, Ltd.....................................    15,566     104,370
   *Otto Energy, Ltd.....................................   168,000      12,393
    OZ Minerals, Ltd.....................................   590,383   2,161,919
    Pacific Brands, Ltd.................................. 1,803,791   1,338,300
  #*Paladin Energy, Ltd.................................. 1,440,568   1,293,959
    PanAust, Ltd.........................................   532,344     936,950
    Panoramic Resources, Ltd.............................   300,447      71,589
   *PaperlinX, Ltd.......................................   745,156      33,444
    Patties Foods, Ltd...................................     5,122       6,260
  #*Peet, Ltd............................................   222,729     234,068
  #*Perilya, Ltd.........................................   285,584      44,956
   #Perpetual, Ltd.......................................    32,640   1,175,088
  #*Perseus Mining, Ltd..................................   497,555     262,487
   *Petsec Energy, Ltd...................................    48,701       4,378
  #*Pharmaxis, Ltd.......................................   189,941      28,107
   #Platinum Asset Management, Ltd.......................    82,160     467,012
  #*Platinum Australia, Ltd..............................   400,751      13,825
   *Pluton Resources, Ltd................................   121,600       8,757
   *PMP, Ltd.............................................   379,844      93,813
    Premier Investments, Ltd.............................   163,651   1,145,669
    Primary Health Care, Ltd.............................   866,905   3,960,312
    Prime Aet&D Holdings No.1, Ltd.......................        26          --
    Prime Media Group, Ltd...............................   137,926     128,193
    PrimeAg Australia, Ltd...............................    26,025      19,645
    Programmed Maintenance Services, Ltd.................   202,326     447,180
  #*Qantas Airways, Ltd.................................. 2,208,543   2,500,374
    QBE Insurance Group, Ltd.............................   657,976   9,717,582
  #*Ramelius Resources, Ltd..............................   400,885      50,370
   #Ramsay Health Care, Ltd..............................    43,427   1,436,724
   #RCR Tomlinson, Ltd...................................   208,730     446,116
    REA Group, Ltd.......................................    24,360     717,575
    Reckon, Ltd..........................................    43,643      97,100
   *Red Fork Energy, Ltd.................................   521,615     205,960

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
    Redflex Holdings, Ltd................................    49,622 $    51,707
    Reece Australia, Ltd.................................    10,902     231,132
   #Regional Express Holdings, Ltd.......................    17,416      18,487
   *Regis Resources, Ltd.................................   210,271     669,932
   #Reject Shop, Ltd. (The)..............................    20,034     294,757
    Resolute Mining, Ltd................................. 1,063,716     779,771
   *Resource and Investment NL...........................    81,566       6,606
   *Resource Generation, Ltd.............................    41,318       8,161
    Retail Food Group, Ltd...............................    74,271     280,227
   #Ridley Corp., Ltd....................................   386,533     298,475
    Rio Tinto, Ltd.......................................   218,169  11,282,886
   *RiverCity Motorway Group.............................   133,238          --
   *Roc Oil Co., Ltd..................................... 1,353,414     608,000
   #SAI Global, Ltd......................................   366,942   1,250,019
   #Salmat, Ltd..........................................    68,805     134,191
  #*Samson Oil & Gas, Ltd................................   456,014      15,043
   *Samson Oil & Gas, Ltd. Sponsored ADR.................    64,300      46,296
    Santos, Ltd.......................................... 1,051,021  12,896,613
  #*Saracen Mineral Holdings, Ltd........................   959,038     138,455
    Sedgman, Ltd.........................................    85,757      48,492
   #Seek, Ltd............................................   104,030     881,574
    Select Harvests, Ltd.................................    19,859      65,583
   *Senex Energy, Ltd.................................... 1,415,139     964,909
   #Servcorp, Ltd........................................    31,948     100,516
    Service Stream, Ltd..................................   191,438      24,090
   #Seven Group Holdings, Ltd............................   191,016   1,190,872
   #Seven West Media, Ltd................................   439,098     843,731
    Sigma Pharmaceuticals, Ltd........................... 2,097,354   1,244,536
   *Silex Systems, Ltd...................................    70,513     165,426
    Silver Chef, Ltd.....................................     3,658      26,647
   *Silver Lake Resources, Ltd...........................   283,424     206,534
   #Sims Metal Management, Ltd...........................   303,623   2,443,576
   #Sims Metal Management, Ltd. Sponsored ADR............     3,500      27,860
   *Sino Strategic International, Ltd....................     9,056          --
    Sirtex Medical, Ltd..................................    15,879     177,899
   #Skilled Group, Ltd...................................   296,461     789,027
    Slater & Gordon, Ltd.................................    10,773      29,538
   #SMS Management & Technology, Ltd.....................   100,364     477,740
    Sonic Healthcare, Ltd................................   291,498   3,751,152
    Southern Cross Media Group, Ltd......................   978,722   1,297,854
   #SP AusNet............................................   699,010     740,981
    Spark Infrastructure Group........................... 1,068,817   1,714,155
   #Specialty Fashion Group, Ltd.........................    67,582      52,276
  #*St Barbara, Ltd......................................   851,056     379,655
  #*Starpharma Holdings, Ltd.............................    96,088      83,607
  #*Straits Resources, Ltd...............................   233,593       2,940
    Structural Systems, Ltd..............................    27,729       9,714
    STW Communications Group, Ltd........................   599,078     882,302
    Suncorp Group, Ltd................................... 1,243,956  14,310,267
  #*Sundance Energy Australia, Ltd.......................   319,061     300,866
   *Sundance Resources, Ltd..............................   185,887      13,555
   #Sunland Group, Ltd...................................   162,346     211,492
    Super Retail Group, Ltd..............................   154,786   1,755,835

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
    Swick Mining Services, Ltd...........................   139,495 $    37,678
    Sydney Airport.......................................    79,135     255,354
    Tabcorp Holdings, Ltd................................ 1,355,074   3,980,228
   *Talon Petroleum, Ltd.................................    29,028       1,252
  #*Tanami Gold NL.......................................   250,652      14,465
   *Tap Oil, Ltd.........................................   383,218     182,546
    Tassal Group, Ltd....................................   107,949     244,693
    Tatts Group, Ltd..................................... 2,173,671   6,230,944
    Technology One, Ltd..................................    92,639     173,120
    Telstra Corp., Ltd...................................   281,830   1,262,794
    Telstra Corp., Ltd. ADR..............................    36,500     815,775
  #*Ten Network Holdings, Ltd............................ 2,837,765     701,579
   *TFS Corp., Ltd.......................................   173,051      74,651
   #Thorn Group, Ltd.....................................    54,904     106,136
   *Tiger Resources, Ltd.................................   379,386      68,237
    Toll Holdings, Ltd................................... 1,299,500   6,220,336
   *Toro Energy, Ltd.....................................    33,302       2,634
   #Tox Free Solutions, Ltd..............................   173,853     509,591
    TPG Telecom, Ltd.....................................   426,055   1,412,992
   #Transfield Services, Ltd.............................   832,254     665,148
   *Transpacific Industries Group, Ltd................... 1,581,896   1,214,999
    Transurban Group.....................................   393,001   2,393,628
    Treasury Group, Ltd..................................       367       2,540
    Treasury Wine Estates, Ltd........................... 1,162,573   4,981,566
   #Troy Resources, Ltd..................................   116,751     148,582
    Trust Co., Ltd. (The)................................    23,082     126,767
   #UGL, Ltd.............................................   310,084   2,025,647
   *Unity Mining, Ltd....................................   255,688      16,557
   #UXC, Ltd.............................................   454,184     470,881
    Village Roadshow, Ltd................................   111,345     591,378
  #*Virgin Australia Holdings, Ltd....................... 2,716,599   1,111,616
    Virgin Australia Holdings, Ltd. (B7L5734)............ 3,195,173           3
   *Vision Eye Institute, Ltd............................     4,567       3,571
   #Vocus Communications, Ltd............................    28,177      54,487
    Warrnambool Cheese & Butter Factory Co. Holding,
      Ltd................................................    11,897      47,697
    Washington H Soul Pattinson & Co., Ltd...............   143,653   1,742,749
   *Watpac, Ltd..........................................   137,522      65,444
    WDS, Ltd.............................................    74,726      30,520
   #Webjet, Ltd..........................................    41,661     174,017
    Webster, Ltd.........................................    17,208      11,441
    Wesfarmers, Ltd......................................   534,148  19,468,321
   #Western Areas, Ltd...................................   234,798     654,152
    Westpac Banking Corp.................................   896,764  24,876,911
   #Westpac Banking Corp. Sponsored ADR..................    52,460   7,298,235
  #*White Energy Co., Ltd................................     2,379         311
   #Whitehaven Coal, Ltd.................................   167,247     295,430
    WHK Group, Ltd.......................................   240,888     168,683
   #Wide Bay Australia, Ltd..............................    22,583     105,667
  #*Windimurra Vanadium, Ltd.............................     7,797          --
    Woodside Petroleum, Ltd..............................   247,003   8,340,721
    Woolworths, Ltd......................................    78,113   2,339,211
   #WorleyParsons, Ltd...................................    64,962   1,285,256

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRALIA -- (Continued)
   #Wotif.com Holdings, Ltd...............................  65,120 $    289,736
                                                                   ------------
TOTAL AUSTRALIA...........................................          519,770,333
                                                                   ------------
AUSTRIA -- (0.5%)
   *A-TEC Industries AG...................................  19,046           --
    Agrana Beteiligungs AG................................   3,273      417,140
    Andritz AG............................................  26,662    1,440,953
   #Atrium European Real Estate, Ltd...................... 123,891      695,355
    Austria Technologie & Systemtechnik AG................   8,499       83,609
    CA Immobilien Anlagen AG..............................  47,864      602,153
    DO & Co. AG...........................................      45        2,084
   #Erste Group Bank AG................................... 275,447    8,351,079
   #EVN AG................................................  42,076      539,399
    Flughafen Wien AG.....................................  11,755      746,869
    Frauenthal Holding AG.................................      70          785
    IMMOFINANZ AG......................................... 714,447    2,926,076
   #Kapsch TrafficCom AG..................................   1,732       73,876
   #Lenzing AG............................................   8,735      662,897
    Mayr Melnhof Karton AG................................   9,671    1,059,568
   #Oberbank AG...........................................   2,295      145,970
   #Oesterreichische Post AG..............................  24,206    1,031,609
    OMV AG................................................ 136,604    6,043,181
    Palfinger AG..........................................   7,182      224,498
    POLYTEC Holding AG....................................  16,082      133,638
   #Raiffeisen Bank International AG......................  80,983    2,457,787
    RHI AG................................................  20,705      651,264
    Rosenbauer International AG...........................   1,710      120,242
    S IMMO AG.............................................  34,620      212,163
   *S&T AG................................................     212          618
    Schoeller-Bleckmann Oilfield Equipment AG.............   7,705      908,324
   #Semperit AG Holding...................................   9,797      364,249
    Strabag SE............................................  38,286      857,871
    Telekom Austria AG....................................  89,348      620,683
    Telekom Austria AG ADR................................   4,200       58,590
    Uniqa Versicherungen AG...............................  47,685      647,203
   #Verbund AG............................................  26,024      512,733
    Vienna Insurance Group AG Wiener Versicherung Gruppe..  42,288    2,183,817
    Voestalpine AG........................................ 129,286    4,959,864
   #Wienerberger AG....................................... 187,319    2,448,088
    Wolford AG............................................   1,281       30,644
   #Zumtobel AG...........................................  38,396      471,722
                                                                   ------------
TOTAL AUSTRIA.............................................           42,686,601
                                                                   ------------
BELGIUM -- (1.1%)
  #*Ablynx NV.............................................  12,255      112,615
    Ackermans & van Haaren NV.............................  43,920    3,980,699
    Ageas................................................. 383,786   15,372,660
   *AGFA-Gevaert NV....................................... 340,217      677,926
    Anheuser-Busch InBev NV...............................  80,499    7,740,889
    Anheuser-Busch InBev NV Sponsored ADR.................  67,770    6,486,267
    Arseus NV.............................................  40,020    1,045,987
    Atenor Group..........................................      43        1,831

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
BELGIUM -- (Continued)
    Banque Nationale de Belgique..........................     270 $   974,216
    Barco NV..............................................  22,247   1,665,510
   #Belgacom SA........................................... 103,810   2,540,943
    Cie d'Entreprises CFE.................................  15,519     941,610
   *Cie Immobiliere de Belgique SA........................   2,277     107,939
   #Cie Maritime Belge SA.................................  19,582     389,286
    Colruyt SA............................................  13,445     766,700
    D'ieteren SA..........................................  30,610   1,388,929
  #*Deceuninck NV.........................................  94,211     149,112
   #Delhaize Group SA..................................... 130,264   8,594,942
   #Delhaize Group SA Sponsored ADR.......................  63,009   4,157,964
   #Econocom Group........................................  42,858     342,181
   #Elia System Operator SA...............................  32,821   1,386,417
  #*Euronav NV............................................  25,353     124,909
    EVS Broadcast Equipment SA............................   9,804     708,681
    Exmar NV..............................................  46,071     531,184
  #*Galapagos NV..........................................  31,337     676,284
   *Hamon & CIE SA........................................     743      13,638
   *Ion Beam Applications.................................  33,269     263,929
    Jensen-Group NV.......................................   2,121      28,327
    KBC Groep NV.......................................... 270,149  10,875,824
    Kinepolis Group NV....................................  11,589   1,556,934
    Lotus Bakeries........................................      56      47,833
    Melexis NV............................................  14,492     340,587
    Mobistar SA...........................................  20,443     291,536
   #NV Bekaert SA.........................................  58,941   2,072,335
   #Nyrstar............................................... 231,902   1,023,671
   *Picanol...............................................     107       3,062
   *RealDolmen NV/SA......................................   1,807      36,191
    Recticel SA...........................................  40,704     288,996
   #Resilux...............................................     424      35,544
    Rosier................................................      38      10,243
   *Roularta Media Group NV...............................   4,380      65,798
    Sapec.................................................     190      11,266
    Sioen Industries NV...................................   8,635      79,838
    Sipef SA..............................................  10,073     684,572
    Solvay SA.............................................  49,798   6,750,328
    Telenet Group Holding NV..............................  34,579   1,672,456
   #Tessenderlo Chemie NV.................................  41,666   1,128,874
  #*ThromboGenics NV......................................  18,779     771,558
    UCB SA................................................  90,457   5,208,576
    Umicore SA............................................  97,782   4,401,748
    Van de Velde NV.......................................   5,065     239,659
                                                                   -----------
TOTAL BELGIUM.............................................          98,769,004
                                                                   -----------
CANADA -- (8.1%)
  #*5N Plus, Inc..........................................  51,842     111,043
   #Aastra Technologies, Ltd..............................  15,336     384,632
    Absolute Software Corp................................  52,868     361,341
    Acadian Timber Corp...................................     400       5,335
  #*Advantage Oil & Gas, Ltd.............................. 314,230   1,135,034
   #Aecon Group, Inc...................................... 108,736   1,255,583
   #AG Growth International, Inc..........................  18,778     679,928

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
   #AGF Management, Ltd. Class B.......................... 128,056 $ 1,496,127
   *AgJunction, Inc.......................................  46,880      45,187
    Agnico Eagle Mines, Ltd...............................  89,853   2,555,356
   #Agrium, Inc...........................................  88,292   7,490,765
    Aimia, Inc............................................ 248,247   3,753,555
   *Ainsworth Lumber Co., Ltd............................. 134,429     444,999
  #*Air Canada Class A....................................  69,620     147,767
    Akita Drilling, Ltd. Class A..........................  11,400     146,177
    Alacer Gold Corp...................................... 194,393     459,911
   #Alamos Gold, Inc...................................... 128,069   1,886,558
   #Alaris Royalty Corp...................................   8,205     271,609
    Alarmforce Industries, Inc............................   2,719      26,737
  #*Alexco Resource Corp..................................  70,276      88,264
    Algoma Central Corp...................................  11,860     163,391
    Algonquin Power & Utilities Corp...................... 287,396   1,953,095
    Alimentation Couche Tard, Inc. Class B................  47,500   2,911,231
    Alliance Grain Traders, Inc...........................  27,105     417,751
   #AltaGas, Ltd..........................................  77,277   2,707,817
  #*Alterra Power Corp.................................... 170,495      53,119
    Altus Group, Ltd......................................  17,426     158,634
    Amerigo Resources, Ltd................................ 153,100      66,332
    Amica Mature Lifestyles, Inc..........................   2,500      20,957
   *Anderson Energy, Ltd.................................. 116,562      18,725
    Andrew Peller, Ltd. Class A...........................   2,000      27,495
   *Angle Energy, Inc..................................... 138,030     405,852
   *Antrim Energy, Inc.................................... 134,688      12,458
   #ARC Resources, Ltd.................................... 145,788   3,676,282
  #*Argonaut Gold Inc..................................... 121,484     805,478
   *Arsenal Energy, Inc................................... 130,346      53,301
   #Atco, Ltd. Class I....................................  47,800   2,166,381
   *Atna Resources, Ltd................................... 175,488      29,046
   *Atrium Innovations, Inc...............................  37,636     540,850
   *ATS Automation Tooling Systems, Inc................... 117,449   1,310,452
   *Aura Minerals, Inc.................................... 174,033      14,403
    AuRico Gold, Inc. (05155C105).........................  18,902      87,516
   #AuRico Gold, Inc. (2287317)........................... 419,300   1,935,042
    AutoCanada, Inc.......................................  20,842     580,151
   *Axia NetMedia Corp....................................  50,400      77,531
   *B2Gold Corp........................................... 305,988     893,745
   #Badger Daylighting, Ltd...............................   5,165     246,759
  #*Ballard Power Systems, Inc............................ 162,070     315,588
   #Bank of Montreal...................................... 273,400  17,001,322
    Bank of Nova Scotia (064149107)....................... 105,068   5,925,835
    Bank of Nova Scotia (2076281)......................... 264,875  14,959,982
   *Bankers Petroleum, Ltd................................ 457,136   1,326,322
    Barrick Gold Corp. (067901108)........................ 183,306   3,110,703
    Barrick Gold Corp. (2024644).......................... 273,994   4,535,000
   *Bauer Performance Sports, Ltd.........................   5,239      57,384
   #Baytex Energy Corp....................................  16,062     652,113
   #BCE, Inc..............................................  47,016   1,947,747
   #Bell Aliant, Inc......................................  75,819   2,052,893
   *Bellatrix Exploration, Ltd............................ 184,153   1,210,235
   *Besra Gold, Inc.......................................  13,600         662

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
    Birch Mountain Resources, Ltd.........................   1,200 $        --
   *Birchcliff Energy, Ltd................................ 188,928   1,412,683
   #Bird Construction, Inc................................  28,293     344,056
   #Black Diamond Group, Ltd..............................  37,197     890,178
  #*BlackBerry, Ltd. (09228F103).......................... 179,680   1,586,574
  #*BlackBerry, Ltd. (BCBHZ31)............................ 282,291   2,479,082
  #*BlackPearl Resources, Inc............................. 378,116     589,023
    BMTC Group, Inc. Class A..............................   1,600      21,139
   *BNK Petroleum, Inc....................................  55,495      44,846
    Bombardier, Inc. Class A..............................  25,790     124,794
    Bombardier, Inc. Class B.............................. 282,700   1,365,195
   #Bonavista Energy Corp................................. 320,549   4,019,736
   #Bonterra Energy Corp..................................   8,129     389,236
   *Boralex, Inc. Class A.................................  50,865     529,895
  #*Brigus Gold Corp...................................... 266,622     150,561
   #Brookfield Asset Management, Inc. Class A.............  72,900   2,697,818
   #Brookfield Office Properties, Inc.....................  76,174   1,289,715
   *Brookfield Residential Properties, Inc. (11283W104)...  18,518     382,767
   *Brookfield Residential Properties, Inc. (B54FPW2).....   3,123      64,339
    CAE, Inc.............................................. 198,315   2,259,065
    Caledonia Mining Corp.................................   8,300       6,465
    Calfrac Well Services, Ltd............................  65,273   2,163,904
    Calian Technologies, Ltd..............................   3,277      58,227
   *Calmena Energy Services, Inc..........................  25,654       3,497
   *Calvalley Petroleums, Inc. Class A....................  59,022      89,070
    Cameco Corp. (13321L108)..............................  79,998   1,625,559
   #Cameco Corp. (2166160)................................ 228,383   4,638,370
   #Canaccord Financial, Inc.............................. 145,921     913,514
  #*Canacol Energy, Ltd...................................  37,016     135,509
    Canada Bread Co., Ltd.................................   7,900     461,878
  #*Canada Lithium Corp................................... 400,020     194,733
   #Canadian Energy Services & Technology Corp............  31,641     573,303
   #Canadian Imperial Bank of Commerce....................  89,355   6,779,705
   #Canadian National Railway Co..........................  54,400   5,437,352
    Canadian Natural Resources, Ltd. (136385101)..........  85,829   2,662,416
    Canadian Natural Resources, Ltd. (2171573)............ 474,950  14,718,780
   #Canadian Oil Sands, Ltd............................... 111,500   2,164,648
    Canadian Pacific Railway, Ltd.........................  47,411   5,822,169
   #Canadian Tire Corp., Ltd. Class A.....................  82,510   6,790,547
    Canadian Utilities, Ltd. Class A......................  71,964   2,679,995
    Canadian Western Bank................................. 107,978   3,040,331
   *Canam Group, Inc. Class A.............................  53,100     510,786
    CanElson Drilling, Inc................................  32,307     190,929
   #Canexus Corp..........................................  93,549     776,918
   *Canfor Corp........................................... 135,739   2,863,854
   #Canfor Pulp Products, Inc.............................  61,259     545,134
   *Cangene Corp..........................................  35,800      76,333
    CanWel Building Materials Group, Ltd..................  46,300     117,655
   #Canyon Services Group, Inc............................  74,458     912,692
    Capital Power Corp....................................  76,389   1,549,943
    Capstone Infrastructure Corp.......................... 156,092     609,414
  #*Capstone Mining Corp.................................. 576,103   1,088,151
   *Cardero Resource Corp.................................  42,958       3,346

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
CANADA -- (Continued)
    Cascades, Inc......................................... 135,879 $  775,242
   #Cash Store Financial Services, Inc. (The).............   7,699     18,740
   *Catamaran Corp. (148887102)...........................  19,976  1,054,733
   *Catamaran Corp. (B8J4N87).............................  38,400  2,022,627
    Cathedral Energy Services, Ltd........................  43,647    202,703
    CCL Industries, Inc. Class B..........................  42,600  2,886,315
   *Celestica, Inc........................................ 310,151  3,285,408
   #Cenovus Energy, Inc................................... 160,717  4,760,015
    Centerra Gold, Inc.................................... 153,895    681,747
   *Cequence Energy, Ltd.................................. 187,547    286,680
    Cervus Equipment Corp.................................   1,000     19,268
   *CGI Group, Inc. Class A............................... 124,286  4,295,739
  #*China Gold International Resources Corp., Ltd......... 252,700    656,907
   *Chinook Energy, Inc...................................  26,878     26,431
    Churchill Corp. Class A...............................  19,476    169,332
   #CI Financial Corp.....................................  30,700    927,486
   #Cineplex, Inc.........................................  58,423  2,112,579
    Clairvest Group, Inc..................................   1,100     22,865
    Clarke, Inc...........................................  13,900     68,478
   *Claude Resources, Inc................................. 262,411     58,762
   #CML HealthCare, Inc...................................  57,062    591,120
   *Coastal Contacts, Inc.................................   4,468     21,098
    Cogeco Cable, Inc.....................................  24,226  1,165,188
    Cogeco, Inc...........................................   1,330     59,242
   #Colabor Group, Inc....................................  27,021    115,755
   *COM DEV International, Ltd............................ 127,319    473,526
    Computer Modelling Group, Ltd.........................  11,568    289,341
  #*Connacher Oil and Gas, Ltd............................ 783,434    205,946
    Constellation Software, Inc...........................   6,262    913,663
   #Contrans Group, Inc. Class A..........................  19,997    214,553
  #*Copper Mountain Mining Corp........................... 175,592    268,406
   #Corby Distilleries, Ltd. Class A......................  11,550    233,901
   *Corridor Resources, Inc...............................  89,500     73,196
   #Corus Entertainment, Inc. Class B..................... 137,917  3,336,810
    Cott Corp. (22163N106)................................  10,547     88,278
    Cott Corp. (2228952).................................. 153,384  1,282,805
   #Crescent Point Energy Corp............................ 117,400  4,452,079
  #*Crew Energy, Inc...................................... 210,231  1,080,732
   *Crocotta Energy, Inc.................................. 113,341    321,120
   *CVTech Group, Inc.....................................   9,700     11,805
   #Davis + Henderson Corp................................ 100,009  2,425,493
   *DeeThree Exploration, Ltd............................. 135,112  1,047,115
   *Delphi Energy Corp.................................... 177,829    294,333
  #*Denison Mines Corp.................................... 597,628    756,418
   *Descartes Systems Group, Inc. (The)...................  61,729    714,592
   #DHX Media, Ltd........................................  50,431    152,702
   #DirectCash Payments, Inc..............................   4,147     95,004
    Dollarama, Inc........................................  30,462  2,198,567
   *Dominion Diamond Corp. (257287102)....................  56,325    795,872
   *Dominion Diamond Corp. (B95LX89)...................... 110,079  1,557,247
    Dorel Industries, Inc. Class B........................  49,306  1,804,510
  #*DragonWave, Inc.......................................  43,606    135,008
  #*Dundee Precious Metals, Inc........................... 169,759    842,928

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CANADA -- (Continued)
    E-L Financial Corp., Ltd..............................        88 $   55,691
  #*Eastern Platinum, Ltd................................. 1,024,200     79,774
    easyhome, Ltd.........................................       500      5,598
   *EGI Financial Holdings, Inc...........................       900      9,323
    Eldorado Gold Corp. (284902103).......................    14,388    113,665
    Eldorado Gold Corp. (2307873).........................   413,513  3,265,106
    Emera, Inc............................................    20,482    651,691
    Empire Co., Ltd.......................................    47,838  3,760,064
   #Enbridge Income Fund Holdings, Inc....................    49,373  1,180,126
   #Enbridge, Inc.........................................   101,199  4,489,961
   #Encana Corp...........................................   217,424  3,814,605
   *Endeavour Mining Corp.................................    78,441     51,933
   *Endeavour Silver Corp.................................    42,825    170,116
   #Enerflex, Ltd.........................................    43,900    623,601
  #*Energy Fuels, Inc.....................................   572,814    100,386
    Enerplus Corp. (292766102)............................   160,049  2,600,796
   #Enerplus Corp. (B584T89)..............................   174,107  2,829,175
    Enghouse Systems, Ltd.................................    11,629    296,414
    Ensign Energy Services, Inc...........................   223,895  3,895,437
  #*Epsilon Energy, Ltd...................................    83,020    270,779
    Equal Energy, Ltd.....................................     5,100     21,401
    Equitable Group, Inc..................................    13,470    525,895
   *Essential Energy Services Trust.......................   126,777    320,923
    Evertz Technologies, Ltd..............................    13,600    197,558
   *Excellon Resources, Inc...............................    16,100     26,491
   #Exchange Income Corp..................................    11,688    297,008
    Exco Technologies, Ltd................................     7,600     47,283
  #*EXFO, Inc.............................................    31,042    156,555
   #Extendicare Inc.......................................    54,798    365,996
    Fairfax Financial Holdings, Ltd.......................    21,392  8,497,650
    Fiera Capital Corp....................................       900     10,708
    Finning International, Inc............................    65,500  1,409,356
    First Capital Realty, Inc.............................    63,926  1,063,048
  #*First Majestic Silver Corp............................    86,039  1,123,340
    First National Financial Corp.........................       278      4,872
    First Quantum Minerals, Ltd...........................   471,341  7,571,929
    FirstService Corp.....................................    12,679    471,682
   #Fortis, Inc...........................................    54,428  1,711,109
  #*Fortress Paper, Ltd. Class A..........................    20,464    136,679
   *Fortuna Silver Mines, Inc.............................   184,187    643,785
    Fraser Papers, Inc....................................     6,400         --
    Gamehost, Inc.........................................     1,178     15,151
    GBS Gold International, Inc...........................    42,400         --
   #Genivar, Inc..........................................    64,142  1,530,016
   #Genworth MI Canada, Inc...............................    98,276  2,737,490
   #George Weston, Ltd....................................    37,693  3,194,969
   #Gibson Energy, Inc....................................    80,681  1,859,331
    Gildan Activewear, Inc................................   108,400  4,837,948
    Glacier Media, Inc....................................    22,700     35,141
    Glentel, Inc..........................................     9,100    146,100
  #*GLG Life Tech Corp....................................     2,810      1,368
    Gluskin Sheff + Associates, Inc.......................     8,433    182,684
   *GLV, Inc. Class A.....................................    12,023     46,238

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
CANADA -- (Continued)
    GMP Capital, Inc.......................................  92,600 $  567,988
    Goldcorp, Inc. (380956409)............................. 184,449  5,206,995
   #Goldcorp, Inc. (2676302)............................... 232,421  6,555,580
  #*Golden Star Resources, Ltd............................. 423,301    210,187
   *Gran Tierra Energy, Inc. (38500T101)...................  55,835    343,385
   *Gran Tierra Energy, Inc. (B2PPCS5)..................... 483,901  2,991,696
   *Great Canadian Gaming Corp.............................  85,763    809,116
  #*Great Panther Silver, Ltd..............................  89,666     78,570
   #Great-West Lifeco, Inc................................. 121,700  3,525,046
  #*Guyana Goldfields, Inc................................. 113,617    190,265
    Heroux-Devtek, Inc.....................................  36,412    303,108
    High Liner Foods, Inc..................................     500     15,500
   #HNZ Group, Inc.........................................   6,940    147,976
   #Home Capital Group, Inc................................  27,800  1,694,633
    Horizon North Logistics, Inc........................... 101,648    669,010
    HudBay Minerals, Inc. (443628102)......................  11,699     78,734
    HudBay Minerals, Inc. (B05BDX1)........................ 307,510  2,071,823
   #Husky Energy, Inc...................................... 151,968  4,379,567
    IAMGOLD Corp. (450913108).............................. 214,417  1,110,680
   #IAMGOLD Corp. (2446646)................................ 308,829  1,593,607
   #IBI Group, Inc.........................................  16,312     34,463
    IGM Financial, Inc.....................................  29,100  1,382,895
  #*Imax Corp..............................................  36,920    929,201
   *Imperial Metals Corp...................................  57,400    570,032
    Imperial Oil, Ltd......................................  34,003  1,458,974
   *Imris, Inc.............................................  14,500     39,952
    Indigo Books & Music, Inc..............................   5,523     59,042
    Industrial Alliance Insurance & Financial Services,
      Inc.................................................. 187,966  7,561,830
   #Innergex Renewable Energy, Inc......................... 102,569    865,810
    Intact Financial Corp..................................  95,812  5,635,287
   *International Forest Products, Ltd. Class A............ 105,206  1,158,485
    Intertape Polymer Group, Inc...........................  97,684  1,146,986
   *Ithaca Energy, Inc..................................... 434,609    770,118
  #*Ivanhoe Energy, Inc....................................  59,863     53,621
   *Ivernia, Inc........................................... 156,000     18,985
  #*Jaguar Mining, Inc..................................... 132,369     36,730
    Jean Coutu Group PJC, Inc. (The) Class A...............  85,900  1,572,310
    Just Energy Group, Inc. (48213W101)....................   6,432     45,410
   #Just Energy Group, Inc. (B63MCN1)...................... 166,023  1,176,757
    K-Bro Linen, Inc.......................................   1,842     64,831
   *Katanga Mining, Ltd.................................... 525,231    311,937
   *Kelt Exploration, Ltd..................................  31,250    244,925
   #Keyera Corp............................................  21,659  1,211,689
   #Killam Properties, Inc.................................  58,960    602,746
   *Kingsway Financial Services, Inc.......................  15,975     60,659
    Kinross Gold Corp. (496902404).........................  52,598    275,088
    Kinross Gold Corp. (B03Z841)........................... 925,376  4,811,126
  #*Kirkland Lake Gold, Inc................................  40,812    138,278
  #*Lake Shore Gold Corp................................... 152,339     50,429
  #*Laramide Resources, Ltd................................  84,421     50,960
    Laurentian Bank of Canada..............................  67,109  2,943,492
   *Le Chateau, Inc. Class A...............................  15,700     80,097
   *Legacy Oil + Gas, Inc.................................. 281,255  1,681,341

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
   #Leisureworld Senior Care Corp.........................  45,973 $   560,395
    Leon's Furniture, Ltd.................................  36,579     445,173
   #Lightstream Resources, Ltd............................ 301,934   2,463,444
    Linamar Corp..........................................  83,672   2,599,526
   #Liquor Stores N.A., Ltd...............................  37,750     637,314
   #Loblaw Cos., Ltd......................................  93,621   4,467,301
  #*Long Run Exploration, Ltd............................. 193,887     760,749
   *Lucara Diamond Corp...................................  14,000      11,586
  #*Lundin Mining Corp.................................... 820,709   3,236,171
    MacDonald Dettwiler & Associates, Ltd.................  31,419   2,349,619
    Magna International, Inc.............................. 167,874  12,838,577
   *Mainstreet Equity Corp................................   5,682     190,193
    Major Drilling Group International.................... 148,288   1,009,184
   #Manitoba Telecom Services, Inc........................  24,100     801,769
    Manulife Financial Corp. (56501R106).................. 125,686   2,213,330
    Manulife Financial Corp. (2492519).................... 747,004  13,156,754
    Maple Leaf Foods, Inc................................. 144,205   2,014,742
    Martinrea International, Inc.......................... 147,572   1,724,140
   *Maxim Power Corp......................................  24,537      71,191
  #*MBAC Fertilizer Corp..................................  12,700      24,606
    McCoy Corp............................................   1,600       8,583
    Mediagrif Interactive Technologies, Inc...............   1,100      21,420
   #Medical Facilities Corp...............................   2,900      43,340
  #*MEG Energy Corp....................................... 146,488   4,474,081
  #*MEGA Brands, Inc......................................  10,248     148,666
    Melcor Developments, Ltd..............................     100       1,899
   *Mercator Minerals, Ltd................................ 131,933      14,130
   #Methanex Corp......................................... 127,300   6,079,316
    Metro, Inc............................................  80,200   5,752,443
   *MGM Energy Corp.......................................     248          48
   #Migao Corp............................................  61,406      82,504
  #*Mood Media Corp.......................................  78,868      82,930
   #Morneau Shepell, Inc..................................  57,107     779,515
    MTY Food Group, Inc...................................     700      21,441
   #Mullen Group, Ltd..................................... 107,832   2,684,514
    National Bank of Canada............................... 103,598   7,969,310
    Nevsun Resources, Ltd................................. 372,412   1,254,547
   #New Flyer Industries, Inc.............................   6,050      68,505
  #*New Gold, Inc......................................... 528,999   3,842,209
  #*New Millennium Iron Corp..............................  65,755      39,692
    Newalta Corp..........................................  85,880   1,188,156
   #Niko Resources, Ltd...................................  68,415     481,589
    Norbord, Inc..........................................  39,137   1,236,487
   #Nordion, Inc.......................................... 145,226   1,059,043
   *North American Energy Partners, Inc...................  15,676      78,296
  #*North American Palladium, Ltd......................... 239,959     299,043
    North West Co., Inc. (The)............................  25,018     580,692
   #Northland Power, Inc..................................  83,751   1,376,416
  #*Novagold Resources, Inc...............................  78,100     226,597
  #*NuVista Energy, Ltd................................... 160,239   1,060,875
  #*OceanaGold Corp....................................... 473,904     752,082
    Onex Corp.............................................  83,587   3,979,558
    Open Text Corp........................................  49,000   3,463,061

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
   *Oromin Explorations, Ltd..............................   4,303 $     1,383
   *Orvana Minerals Corp..................................  85,324      42,367
  #*Osisko Mining Corp.................................... 481,574   2,006,754
    Pacific Rubiales Energy Corp.......................... 202,971   3,946,384
   *Paladin Labs, Inc.....................................  11,933     644,923
    Pan American Silver Corp.............................. 259,003   3,285,769
   *Paramount Resources, Ltd. Class A.....................  37,465   1,272,664
   *Parex Resources, Inc..................................  82,732     418,050
   #Parkland Fuel Corp....................................  45,431     759,026
   #Pason Systems, Inc....................................  43,159     818,134
   *Patheon, Inc..........................................  15,154      84,099
   *Pembina Pipeline Corp. (B4PPQG5)......................  17,560     550,506
   #Pembina Pipeline Corp. (B4PT2P8)...................... 137,904   4,319,320
   #Pengrowth Energy Corp................................. 928,513   5,351,764
   #Penn West Petroleum, Ltd.............................. 493,729   5,840,529
  #*Perpetual Energy, Inc.................................  88,029      99,419
   *Petaquilla Minerals, Ltd..............................  99,811      34,012
   *Petrobank Energy & Resources, Ltd..................... 156,828      87,033
   #Petrominerales, Ltd................................... 169,537     922,706
   #Peyto Exploration & Development Corp..................  70,760   2,035,092
   #PHX Energy Services Corp..............................  25,887     280,772
   *Pilot Gold, Inc.......................................  10,300      10,931
  #*Points International, Ltd.............................   6,420     139,389
   *Polaris Minerals Corp.................................   7,200      11,496
  #*Poseidon Concepts Corp................................  64,303         238
    Potash Corp. of Saskatchewan, Inc.....................  50,900   1,476,799
    Precision Drilling Corp. (74022D308)..................  30,763     313,783
   #Precision Drilling Corp. (B5YPLH9).................... 368,049   3,751,799
   #Premium Brands Holdings Corp..........................  26,989     503,203
   *Primero Mining Corp. (74164W106)...................... 101,889     491,105
   *Primero Mining Corp. (B4Z8FV2)........................  36,966     177,794
   #Progressive Waste Solutions, Ltd...................... 147,062   3,529,431
    Pulse Seismic, Inc....................................  82,887     284,064
   *Pure Technologies, Ltd................................   6,396      27,462
    QLT, Inc..............................................  68,696     297,631
   #Quebecor, Inc. Class B................................  59,900   2,750,350
  #*Questerre Energy Corp. Class A........................  81,025      85,987
   *Ram Power Corp........................................ 117,525      27,462
    Reitmans Canada, Ltd..................................   1,346      12,253
    Reitmans Canada, Ltd. Class A.........................  90,637     892,162
   #Richelieu Hardware, Ltd...............................  12,606     530,824
   *Richmont Mines, Inc...................................  29,228      46,385
   #Ritchie Bros Auctioneers, Inc.........................  62,100   1,197,138
   *RMP Energy, Inc....................................... 190,192     827,727
   *Rock Energy, Inc......................................  25,600      36,390
   #Rocky Mountain Dealerships, Inc.......................  24,542     312,062
    Rogers Communications, Inc. Class B...................  37,700   1,506,385
   #Rogers Sugar, Inc..................................... 102,023     600,953
   #RONA, Inc............................................. 226,489   2,524,875
   #Royal Bank of Canada.................................. 326,040  20,366,787
    RS Technologies, Inc..................................     174           2
   #Russel Metals, Inc....................................  98,158   2,445,588
   *San Gold Corp.........................................  62,431       7,902

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
  #*Sandstorm Gold, Ltd...................................  33,002 $   187,646
   *Sandvine Corp......................................... 349,487     660,116
  #*Santonia Energy, Inc.................................. 169,125     270,047
    Saputo, Inc...........................................  29,700   1,374,106
    Savanna Energy Services Corp.......................... 164,401   1,181,267
   *Scorpio Mining Corp................................... 182,679      64,919
    Sears Canada, Inc.....................................   4,682      59,807
    Secure Energy Services, Inc........................... 103,542   1,415,373
   #SEMAFO, Inc........................................... 365,247     643,654
   *Serinus Energy, Inc...................................     346       1,044
   #Shaw Communications, Inc. Class B.....................  77,902   1,936,363
    ShawCor, Ltd..........................................  58,488   2,628,002
    Sherritt International Corp........................... 567,847   2,172,757
    Shoppers Drug Mart Corp............................... 132,800   7,903,869
   *Shore Gold, Inc....................................... 249,227      38,824
   *Sierra Wireless, Inc..................................  51,526     666,211
  #*Silver Standard Resources, Inc. (82823L106)...........  29,820     228,719
  #*Silver Standard Resources, Inc. (2218458)............. 112,437     862,626
   #Silver Wheaton Corp...................................  67,780   1,558,722
    SNC-Lavalin Group, Inc................................  27,600   1,147,425
   *Sonde Resources Corp..................................  17,187      13,387
  #*Southern Pacific Resource Corp........................ 665,787     226,877
  #*SouthGobi Resources, Ltd.............................. 103,376     100,648
   #Sprott Resource Corp.................................. 180,492     622,083
   #Sprott, Inc........................................... 121,848     317,937
   #Spyglass Resources Corp............................... 147,232     247,991
  #*St Andrew Goldfields, Ltd.............................  98,808      28,860
    Stantec, Inc..........................................  57,965   2,680,691
   #Stella-Jones, Inc.....................................   3,250     314,115
   *Stornoway Diamond Corp................................   8,283       4,274
    Strad Energy Services, Ltd............................   1,000       3,846
   #Student Transportation, Inc...........................  60,512     399,446
   #Sun Life Financial, Inc............................... 341,061  11,044,386
   *Sun-Rype Products, Ltd................................     100         723
   #Suncor Energy, Inc. (867224107)....................... 121,567   3,845,164
   #Suncor Energy, Inc. (B3NB1P2)......................... 654,429  20,682,275
   *SunOpta, Inc. (8676EP108).............................  17,971     145,206
   *SunOpta, Inc. (2817510)...............................  73,009     586,432
   #Superior Plus Corp.................................... 144,438   1,704,399
   *Surge Energy, Inc..................................... 148,797     770,714
  #*TAG Oil, Ltd..........................................  23,122      86,221
    Talisman Energy, Inc. (87425E103)..................... 322,068   3,642,589
    Talisman Energy, Inc. (2068299)....................... 639,542   7,247,852
   *Taseko Mines, Ltd..................................... 360,519     744,134
    Teck Resources, Ltd. Class A..........................   1,294      33,134
    Teck Resources, Ltd. Class B (878742204)..............   9,598     224,881
   #Teck Resources, Ltd. Class B (2879327)................ 279,087   6,537,663
   #TELUS Corp............................................  89,740   2,726,887
   *Tembec, Inc........................................... 111,910     259,318
  #*Teranga Gold Corp. (B5TDK82)..........................   4,515       2,550
   *Teranga Gold Corp. (B4L8QT1)..........................  41,624      23,548
  #*Tethys Petroleum, Ltd.................................  35,628      23,588
   *Theratechnologies, Inc................................  55,200      17,198

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
  #*Thompson Creek Metals Co., Inc........................ 365,838 $ 1,097,051
   #Thomson Reuters Corp.................................. 168,078   5,727,514
    Tim Hortons, Inc......................................  31,600   1,829,668
    Timminco Ltd..........................................  17,306          39
   *Timmins Gold Corp..................................... 134,999     290,476
    TMX Group, Ltd........................................   4,513     198,605
  #*TORC Oil & Gas, Ltd...................................  47,911      70,903
    Toromont Industries, Ltd..............................  59,130   1,342,529
    Toronto-Dominion Bank (The) (891160509)...............   1,997     168,107
   #Toronto-Dominion Bank (The) (2897222)................. 350,772  29,561,702
    Torstar Corp. Class B.................................  85,400     469,779
    Total Energy Services, Inc............................  43,598     646,478
   *Tourmaline Oil Corp................................... 118,548   4,569,482
   #TransAlta Corp. (89346D107)...........................  35,329     487,187
   #TransAlta Corp. (2901628)............................. 316,528   4,360,696
   *Transat AT, Inc. Class B..............................   2,900      23,491
    TransCanada Corp...................................... 257,270  11,755,117
    Transcontinental, Inc. Class A........................ 121,554   1,476,968
    TransForce, Inc.......................................  90,528   1,871,200
   *TransGlobe Energy Corp. (893662106)...................  20,206     134,572
   *TransGlobe Energy Corp. (2470548).....................  74,917     499,641
   #Trican Well Service, Ltd.............................. 281,838   4,148,954
   #Trilogy Energy Corp...................................  14,500     410,252
    Trinidad Drilling, Ltd................................ 231,469   2,113,893
   *TSO3, Inc.............................................   5,400       3,523
   *Turquoise Hill Resources, Ltd. (900435108)............ 135,452     545,872
  #*Turquoise Hill Resources, Ltd. (B7WJ1F5).............. 261,318   1,045,679
   *TVA Group, Inc. Class B...............................   4,447      37,343
   #Twin Butte Energy, Ltd................................ 443,157     716,231
    Uni-Select, Inc.......................................  18,664     374,516
   *Uranium One, Inc...................................... 752,345   1,948,435
   *US Silver & Gold, Inc.................................   9,300       6,067
   *Valeant Pharmaceuticals International, Inc............  37,311   3,461,920
    Valener, Inc..........................................  18,262     284,838
   #Veresen, Inc.......................................... 207,272   2,431,728
  #*Veris Gold Corp.......................................  14,523      10,322
   #Vermilion Energy, Inc.................................  14,604     783,307
    Vicwest, Inc..........................................   8,008      91,611
   *Vitran Corp., Inc.....................................   2,400      11,637
   #Wajax Corp............................................  26,110     870,164
    WaterFurnace Renewable Energy, Inc....................   1,587      36,056
   *Wesdome Gold Mines, Ltd...............................  85,051      32,709
    West Fraser Timber Co., Ltd...........................  47,564   4,335,451
    Western Energy Services Corp..........................     300       2,442
   *Western Forest Products, Inc.......................... 166,225     239,522
    Westjet Airlines, Ltd.................................   6,100     130,659
  #*Westport Innovations, Inc.............................  18,628     613,014
    Westshore Terminals Investment Corp...................  10,952     305,389
    Whistler Blackcomb Holdings, Inc......................   2,400      32,713
    Whitecap Resources, Inc............................... 255,206   2,743,138
   #Wi-Lan, Inc........................................... 212,948     767,119
    Winpak, Ltd...........................................  28,442     528,909
    Wireless Matrix Corp..................................  29,700         867

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
   *Xtreme Drilling and Coil Services Corp..............    17,126 $     61,694
    Yamana Gold, Inc. (98462Y100).......................   139,131    1,460,876
    Yamana Gold, Inc. (2219279).........................   565,316    5,905,794
   #Zargon Oil & Gas, Ltd...............................    51,615      316,595
    ZCL Composites, Inc.................................    10,000       48,194
                                                                   ------------
TOTAL CANADA............................................            749,876,591
                                                                   ------------
CHINA -- (0.0%)
   *China Resources and Transportation Group, Ltd....... 5,600,000      238,211
    EVA Precision Industrial Holdings, Ltd..............   680,000       99,868
  #*Hanfeng Evergreen, Inc..............................    42,625       68,061
                                                                   ------------
TOTAL CHINA.............................................                406,140
                                                                   ------------
COLOMBIA -- (0.0%)
   *Platino Energy Corp.................................     9,692       10,757
                                                                   ------------
DENMARK -- (1.1%)
    ALK-Abello A.S......................................    12,376    1,019,597
   *Alm Brand A.S.......................................   170,314      571,623
    Amagerbanken A.S....................................   347,815           --
    Ambu A.S. Class B...................................     5,038      181,603
    AP Moeller - Maersk A.S. Class A....................       284    2,100,332
    AP Moeller - Maersk A.S. Class B....................       702    5,504,847
   *Auriga Industries Class B...........................    29,512      846,992
  #*Bang & Olufsen A.S..................................    66,220      631,983
   *Bavarian Nordic A.S.................................    47,986      512,244
    BoConcept Holding A.S. Class B......................       450        7,206
    Brodrene Hartmann A.S...............................     2,300       54,387
    Carlsberg A.S. Class B..............................    60,062    5,953,418
    Chr Hansen Holding A.S..............................    87,210    2,890,301
    Coloplast A.S. Class B..............................    30,799    1,799,183
   #D/S Norden A.S......................................    51,007    1,865,831
   *Danske Bank A.S.....................................   333,473    6,138,281
    Dfds A.S............................................     5,301      368,855
    Djurslands Bank A.S.................................     1,040       28,383
    DSV A.S.............................................   247,201    6,478,315
  #*East Asiatic Co., Ltd. A.S..........................    21,026      337,027
   #FLSmidth & Co. A.S..................................    78,478    3,723,455
    Fluegger A.S. Class B...............................       350       22,798
   *Genmab A.S..........................................    52,417    1,508,899
    GN Store Nord A.S...................................   283,334    5,858,195
    Gronlandsbanken AB..................................       290       29,451
    H Lundbeck A.S......................................    80,970    1,629,745
   *H+H International A.S. Class B......................     5,798       29,995
    Harboes Bryggeri A.S. Class B.......................     2,462       32,877
    IC Companys A.S.....................................    11,996      303,487
    Jeudan A.S..........................................     1,880      209,700
   *Jyske Bank A.S......................................   127,374    5,579,608
   #NKT Holding A.S.....................................    48,951    1,984,036
    Nordjyske Bank A.S..................................     3,195       51,648
    Norresundby Bank A.S................................       880       27,163
    Novo Nordisk A.S. Class B...........................     6,635    1,125,734
    Novo Nordisk A.S. Sponsored ADR.....................    25,483    4,304,588

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
DENMARK -- (Continued)
    Novozymes A.S. Class B................................  72,118 $  2,471,979
   #Pandora A.S........................................... 101,192    4,026,603
   *Parken Sport & Entertainment A.S......................   5,510       77,965
    PER Aarsleff A.S. Class B.............................   2,591      274,277
   #Ringkjoebing Landbobank A.S...........................   3,807      665,171
    Rockwool International A.S. Class B...................  13,059    2,064,209
    Royal UNIBREW A.S.....................................  17,900    1,725,480
    Schouw & Co...........................................  28,509    1,068,911
   #SimCorp A.S...........................................  38,070    1,218,157
    Solar A.S. Class B....................................   6,731      310,227
   *Spar Nord Bank A.S....................................  87,013      602,213
   *Sparekassen Faaborg A.S...............................     271        8,536
   *Sydbank A.S........................................... 134,942    3,018,323
    TDC A.S............................................... 571,791    5,004,734
    Tivoli A.S............................................      90       47,727
   *TK Development A.S....................................  49,771       82,942
   *Topdanmark A.S........................................ 137,652    3,866,655
   *TopoTarget A.S........................................ 133,513       67,428
   *Topsil Semiconductor Matls............................ 345,651       31,506
   *Torm A.S..............................................  17,487        4,237
    Tryg A.S..............................................  31,327    2,839,501
   #United International Enterprises......................   2,482      431,965
   *Vestas Wind Systems A.S............................... 309,121    6,205,098
   *Vestjysk Bank A.S.....................................  23,224       38,847
   *William Demant Holding A.S............................  12,085    1,064,306
  #*Zealand Pharma A.S....................................   4,177       55,696
                                                                   ------------
TOTAL DENMARK.............................................          100,984,480
                                                                   ------------
FINLAND -- (1.3%)
    Ahlstrom Oyj..........................................  21,278      310,338
    Aktia Bank Oyj........................................   1,669       15,969
    Alma Media Oyj........................................  23,225       88,841
    Amer Sports Oyj....................................... 169,838    3,371,343
    Aspo Oyj..............................................   8,353       60,732
    Atria P.L.C...........................................  20,310      185,007
    Bank of Aland P.L.C. Class B..........................   1,250       13,838
    BasWare Oyj...........................................   4,560      115,320
   *Biotie Therapies Oyj.................................. 226,186      105,091
   #Cargotec Oyj..........................................  73,317    2,604,932
   *Caverion Corp......................................... 148,687      826,828
    Citycon Oyj........................................... 396,015    1,251,761
   *Comptel Oyj...........................................  51,194       33,996
    Cramo Oyj.............................................  25,439      315,388
    Digia P.L.C...........................................  10,944       42,972
   *Efore Oyj.............................................   7,109        6,903
   #Elektrobit Corp....................................... 432,247      568,755
   #Elisa Oyj............................................. 118,569    2,553,151
    Etteplan Oyj..........................................   7,036       29,685
    F-Secure Oyj..........................................  60,115      135,323
    Finnair Oyj........................................... 111,385      429,976
   *Finnlines Oyj.........................................  17,325      142,570
    Fiskars Oyj Abp.......................................  30,866      723,087
    Fortum Oyj............................................ 479,795    9,490,143

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FINLAND -- (Continued)
    HKScan Oyj Class A...................................    30,767 $   150,106
    Huhtamaki Oyj........................................   125,561   2,392,991
    Ilkka-Yhtyma Oyj.....................................    29,672     120,001
    Kemira Oyj...........................................   171,017   2,660,855
    Kesko Oyj Class A....................................     2,643      88,696
   #Kesko Oyj Class B....................................   123,974   3,899,089
    Kone Oyj Class B.....................................    34,661   2,581,488
    Konecranes Oyj.......................................    57,914   1,698,070
    Lannen Tehtaat Oyj...................................     1,800      40,775
    Lassila & Tikanoja Oyj...............................    38,842     731,232
    Lemminkainen Oyj.....................................    20,150     397,394
    Metsa Board Oyj......................................   358,780   1,218,973
    Metso Oyj............................................   146,329   5,155,283
    Metso Oyj Sponsored ADR..............................    10,246     359,481
   *Munksjo Oyj..........................................     5,320      38,285
   #Neste Oil Oyj........................................   235,842   3,407,927
  #*Nokia Oyj............................................ 3,651,928  14,437,631
  #*Nokia Oyj Sponsored ADR..............................   159,500     628,430
    Nokian Renkaat Oyj...................................    77,963   3,462,616
    Okmetic Oyj..........................................    21,251     138,140
    Olvi Oyj Class A.....................................     7,926     284,285
    Oriola-KD Oyj Class A................................     1,000       3,146
    Oriola-KD Oyj Class B................................   158,288     500,198
    Orion Oyj Class A....................................    21,062     521,822
    Orion Oyj Class B....................................    55,604   1,361,113
  #*Outokumpu Oyj........................................ 1,400,954     866,696
   #Outotec Oyj..........................................   114,539   1,389,705
    PKC Group Oyj........................................    23,953     660,926
    Pohjola Bank P.L.C. Class A..........................   247,111   4,280,072
    Ponsse Oy............................................    52,192     403,440
   *Poyry Oyj............................................    24,775     124,668
   #Raisio P.L.C. Class V................................   197,067     878,079
    Ramirent Oyj.........................................   104,312     975,724
    Rapala VMC Oyj.......................................    14,912      95,075
    Rautaruukki Oyj......................................   161,766     948,280
    Ruukki Group Oyj.....................................   207,434     112,962
    Saga Furs Oyj........................................     3,026     120,028
    Sampo Class A........................................   298,549  13,075,388
    Sanoma Oyj...........................................   131,507     956,408
    Scanfil P.L.C........................................     5,284       6,305
    Sievi Capital P.L.C..................................    17,754      25,212
    Stockmann Oyj Abp (5462371)..........................     8,998     142,617
   #Stockmann Oyj Abp (5462393)..........................    40,201     606,847
    Stora Enso Oyj Class R...............................   911,230   6,760,056
    Stora Enso Oyj Sponsored ADR.........................   109,100     804,067
  #*Talvivaara Mining Co. P.L.C..........................   676,382     107,740
    Technopolis Oyj......................................    89,743     575,992
    Teleste Oyj..........................................     6,970      38,364
    Tieto Oyj............................................    81,868   1,564,061
    Tikkurila Oyj........................................    40,408     887,687
    UPM-Kymmene Oyj......................................   900,681  10,027,077
    UPM-Kymmene Oyj Sponsored ADR........................    78,154     867,119
   #Uponor Oyj...........................................    69,886   1,216,322

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    Vacon P.L.C.........................................     3,678 $    253,009
   #Vaisala Oyj Class A.................................     5,878      159,578
    Wartsila Oyj Abp....................................    88,040    3,991,161
   #YIT Oyj.............................................   161,272    2,193,433
                                                                   ------------
TOTAL FINLAND...........................................            124,814,074
                                                                   ------------
FRANCE -- (7.0%)
    Accor SA............................................    89,727    3,382,147
    Aeroports de Paris..................................    17,033    1,759,868
  #*Air France-KLM......................................   280,775    2,269,512
    Air Liquide SA......................................    25,085    3,330,042
    Akka Technologies SA................................     1,608       49,457
  #*Alcatel-Lucent...................................... 2,216,400    5,594,434
  #*Alcatel-Lucent Sponsored ADR........................ 1,716,276    4,359,341
    Alstom SA...........................................    91,538    3,097,483
    Altamir Amboise.....................................    26,476      320,510
    Alten SA............................................    32,218    1,199,004
    Altran Technologies SA..............................   177,708    1,272,701
    April...............................................    24,454      496,976
  #*Archos..............................................    39,469      156,940
    Arkema SA...........................................    74,677    7,483,950
    Assystem............................................    20,023      428,958
   *Atari SA............................................     9,569           --
    AtoS................................................    54,554    4,103,848
    Aubay...............................................     3,818       28,186
    Audika Groupe.......................................     1,627       17,356
    Aurea SA............................................       515        2,878
    AXA SA..............................................   554,750   12,227,477
   #AXA SA Sponsored ADR................................   468,270   10,334,719
    Axway Software SA...................................     4,011       92,776
  #*Beneteau SA.........................................    50,968      681,698
  #*Bigben Interactive..................................     3,126       29,553
    BioMerieux..........................................    10,691    1,092,191
    BNP Paribas SA......................................   568,069   36,832,024
    Boiron SA...........................................     8,881      475,500
    Bollore SA..........................................     6,763    3,243,115
    Bonduelle SCA.......................................    26,746      663,200
    Bongrain SA.........................................     8,787      569,311
   #Bourbon SA..........................................    83,368    2,263,796
   *Boursorama..........................................    38,531      363,871
    Bouygues SA.........................................   209,629    6,138,345
   *Bull................................................   116,750      385,928
    Bureau Veritas SA...................................    37,980    1,127,409
    Burelle SA..........................................        15        7,797
    Cap Gemini SA.......................................   215,493   11,786,132
    Carrefour SA........................................   200,130    6,131,469
    Casino Guichard Perrachon SA........................    54,355    5,597,288
   *Cegedim SA..........................................     3,117       88,766
    Cegid Group.........................................     7,382      155,929
    CGG Sponsored ADR...................................   123,954    3,098,850
    Christian Dior SA...................................    13,150    2,330,225
    Cie de St-Gobain....................................   424,833   19,733,055
   *Cie Generale de Geophysique - Veritas...............    80,827    2,040,496

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Cie Generale des Etablissements Michelin.............   149,714 $15,012,921
    Ciments Francais SA..................................     9,004     545,882
   *Club Mediterranee SA.................................    40,276     934,273
    CNP Assurances.......................................   184,037   3,112,505
   *Credit Agricole SA................................... 1,083,987  10,347,578
    Danone SA............................................    42,172   3,339,834
    Danone SA Sponsored ADR..............................    35,600     564,082
   #Dassault Systemes SA.................................     7,830   1,029,298
    Dassault Systemes SA ADR.............................     5,637     742,224
   *Derichebourg SA......................................   167,046     576,841
    Devoteam SA..........................................     2,950      39,976
    Edenred..............................................   146,851   4,706,249
    Eiffage SA...........................................    57,158   3,066,560
    Electricite de France SA.............................   118,785   3,481,947
    Electricite de Strasbourg............................       606      74,499
    Eramet...............................................     7,656     674,414
    Essilor International SA.............................    35,923   4,020,394
    Esso SA Francaise....................................     3,968     241,220
    Etablissements Maurel et Prom........................   147,275   2,403,415
   *Etam Developpement SA................................    22,669     506,649
    Euler Hermes SA......................................    22,093   2,472,774
   *Euro Disney SCA......................................    19,900     120,187
    Eurofins Scientific..................................     5,858   1,283,227
    European Aeronautic Defence and Space Co. NV.........   160,853   9,632,666
    Eutelsat Communications SA...........................    44,571   1,245,727
    Exel Industries Class A..............................     1,907      96,755
    Faiveley Transport SA................................     7,858     528,955
  #*Faurecia.............................................    88,073   2,324,864
    Fimalac..............................................     9,338     502,803
    Fleury Michon SA.....................................       761      40,067
    France Telecom SA....................................   619,690   6,112,034
   *GameLoft SE..........................................    30,763     249,272
    Gaumont SA...........................................       768      40,391
    GDF Suez.............................................   760,677  15,954,673
    GDF Suez Sponsored ADR...............................       668      14,142
    GEA..................................................        98       9,680
  #*GECI International...................................    20,581          --
    GL Events............................................    15,834     350,874
    Groupe Crit..........................................     2,059      51,822
    Groupe Eurotunnel SA.................................   725,198   5,689,307
    Groupe Flo...........................................    10,366      37,312
   *Groupe Fnac..........................................     6,439     144,767
    Groupe Open..........................................     2,036      15,823
   *Groupe Partouche SA..................................    16,869      21,293
    Groupe Steria SCA....................................    47,599     671,806
    Guerbet..............................................     1,124     126,713
   *Haulotte Group SA....................................    23,472     208,276
    Havas SA.............................................   419,619   3,174,516
    Hermes International.................................     2,214     752,218
   *Hi-Media SA..........................................    62,662     144,932
    Iliad SA.............................................     4,477   1,056,255
    Imerys SA............................................    45,889   3,034,031
   #Ingenico.............................................    45,788   3,421,126

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
FRANCE -- (Continued)
    Interparfums SA.......................................   6,402 $   211,608
   #Ipsen SA..............................................  22,989     922,055
   #IPSOS.................................................  56,519   2,007,858
    Jacquet Metal Service.................................  16,589     209,573
    JCDecaux SA...........................................  70,824   2,268,401
   #Korian................................................   8,524     200,601
    L'Oreal SA............................................  17,348   2,908,070
    L.D.C. SA.............................................     178      28,021
    Lafarge SA............................................ 179,598  11,488,699
    Lafarge SA Sponsored ADR..............................  82,410   1,329,273
    Lagardere SCA......................................... 186,093   5,896,691
   #Laurent-Perrier.......................................   2,478     219,951
    Lectra................................................  34,613     266,989
    Legrand SA............................................  47,639   2,468,504
    LISI..................................................   5,775     759,787
    LVMH Moet Hennessy Louis Vuitton SA...................  19,805   3,605,091
   #Maisons France Confort................................   3,179     104,503
   #Manitou BF SA.........................................  17,121     221,445
    Manutan International.................................   1,789      86,241
    Medica SA.............................................  63,241   1,300,307
    Mersen................................................  26,285     597,197
    Metropole Television SA...............................  64,959   1,280,272
    Montupet..............................................  24,322     593,617
   *Mr Bricolage..........................................   8,989     113,064
    Natixis............................................... 946,144   4,834,745
    Naturex...............................................   6,713     514,286
   #Neopost SA............................................  41,529   2,983,390
   #Nexans SA.............................................  49,634   2,641,996
    Nexity SA.............................................  47,446   1,874,233
  #*NicOx SA..............................................  45,147     145,017
    Norbert Dentressangle SA..............................   6,139     589,609
  #*NRJ Group.............................................  65,968     546,145
   #Orange SA ADR......................................... 212,700   2,095,095
   *Orco Property Group...................................   3,090       9,370
   #Orpea.................................................  44,253   2,088,739
    Osiatis SA............................................   9,417     121,397
  #*PagesJaunes Groupe.................................... 151,916     331,386
   *Parrot SA.............................................   8,588     231,136
    Pernod-Ricard SA......................................  81,148   9,682,300
  #*Peugeot SA............................................ 391,353   4,998,434
  #*Pierre & Vacances SA..................................   7,208     167,207
    Plastic Omnium SA.....................................  30,414   2,074,907
    PPR...................................................  51,515  11,814,138
   #Publicis Groupe SA....................................  35,420   2,857,540
    Publicis Groupe SA ADR................................ 100,092   2,006,845
    Rallye SA.............................................  45,239   1,671,189
  #*Recylex SA............................................  33,899     102,384
    Remy Cointreau SA.....................................  20,829   2,156,957
    Renault SA............................................ 201,651  15,887,972
    Rexel SA.............................................. 230,885   5,615,669
    Robertet SA...........................................     752     150,974
    Rubis SCA.............................................  34,395   2,197,144
    Sa des Ciments Vicat..................................  13,805     930,731

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
    Safran SA..............................................  83,745 $ 4,917,880
   #Saft Groupe SA.........................................  43,520   1,075,086
    Samse SA...............................................     546      46,634
    Sanofi................................................. 147,180  15,407,348
   #Sanofi ADR............................................. 562,231  28,943,652
    Sartorius Stedim Biotech...............................   5,174     781,690
    Schneider Electric SA.................................. 182,493  14,537,545
    SCOR SE................................................ 279,506   8,907,022
    SEB SA.................................................  26,563   2,209,416
    Seche Environnement SA.................................   3,292     112,949
   #Sechilienne-Sidec......................................  29,743     604,149
  #*Sequana SA.............................................  20,074     155,761
    SES SA.................................................  57,640   1,696,559
    Soc Mar Tunnel Prado Car...............................   8,100     293,632
    Societe BIC SA.........................................  24,301   2,699,379
    Societe d'Edition de Canal +...........................  82,156     582,455
    Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco...............................................   1,430      62,146
    Societe Generale SA.................................... 601,863  24,214,668
   #Societe Internationale de Plantations d'Heveas SA......   2,402     176,580
    Societe Television Francaise 1......................... 204,061   3,022,019
    Sodexo.................................................  17,816   1,627,113
    Sodexo Sponsored ADR...................................   3,800     347,206
  #*SOITEC................................................. 293,781     654,852
    Somfy SA...............................................   1,174     269,105
   #Sopra Group SA.........................................   4,446     326,010
   *Spir Communication.....................................   2,571      26,538
   *ST Dupont SA...........................................  47,976      18,509
    Stallergenes SA........................................   1,197      88,012
  #*Ste Industrielle d'Aviation Latecoere SA...............   7,023      81,783
    Stef...................................................   3,632     206,573
    STMicroelectronics NV (5962332)........................ 883,150   7,565,961
   #STMicroelectronics NV (861012102)...................... 344,567   2,939,157
    Store Electronic.......................................      16         249
    Suez Environnement Co.................................. 194,394   2,758,079
   #Sword Group............................................   9,306     151,967
    Synergie SA............................................   4,163      52,651
   *Technicolor SA.........................................  87,921     441,148
    Technicolor SA Sponsored ADR...........................   4,360      21,713
    Technip SA.............................................  13,148   1,450,731
    Technip SA ADR......................................... 104,395   2,885,478
    Teleperformance........................................  95,132   4,611,477
    Tessi SA...............................................   1,767     199,992
    Thales SA..............................................  77,339   3,982,657
  #*Theolia SA............................................. 100,126     224,988
    Thermador Groupe.......................................     134      10,784
    Total Gabon............................................     156      90,269
    Total SA............................................... 333,894  17,792,677
   #Total SA Sponsored ADR................................. 595,142  31,572,283
    Touax SA...............................................     718      15,965
  #*Transgene SA...........................................  15,279     199,138
   *Trigano SA.............................................  14,750     210,751
   *UBISOFT Entertainment.................................. 166,554   2,540,818
    Union Financiere de France BQE SA......................   1,141      25,286

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
    Valeo SA..............................................  92,629 $  7,334,326
    Vallourec SA.......................................... 176,253   10,410,631
  #*Valneva SE............................................  13,249       58,660
    Veolia Environnement SA............................... 195,950    2,637,964
    Veolia Environnement SA ADR...........................  47,101      630,682
   #Vetoquinol SA.........................................      65        2,320
    Viel et Co............................................  48,096      149,896
   #Vilmorin & Cie........................................   8,353    1,006,549
    Vinci SA.............................................. 192,143   10,393,180
    Virbac SA.............................................   2,717      542,975
    Vivendi SA............................................ 661,308   14,140,541
   *VM Materiaux SA.......................................     811       17,562
    Vranken-Pommery Monopole SA...........................   3,897      100,842
    Zodiac Aerospace......................................  42,703    6,204,052
                                                                   ------------
TOTAL FRANCE..............................................          649,669,983
                                                                   ------------
GERMANY -- (5.8%)
   *Aareal Bank AG........................................  95,461    2,638,072
    Adidas AG.............................................  71,280    7,945,219
    Adler Modemaerkte AG..................................   2,957       28,467
   *ADVA Optical Networking SE............................  75,201      407,968
  #*Air Berlin P.L.C......................................  74,923      189,491
   *Aixtron SE NA......................................... 115,852    1,819,063
   #Allgeier SE...........................................   1,017       19,910
    Allianz SE............................................ 162,721   25,357,041
    Allianz SE ADR........................................ 984,886   15,295,280
    Amadeus Fire AG.......................................   2,946      178,181
    Analytik Jena AG......................................   3,242       60,418
   *AS Creation Tapeten...................................     906       45,312
    Aurubis AG............................................  53,974    3,037,207
   #Axel Springer AG......................................  61,101    3,199,018
    Balda AG..............................................  11,416       58,022
    BASF SE...............................................  60,260    5,340,750
    BASF SE Sponsored ADR.................................  58,000    5,134,160
   #Bauer AG..............................................  19,819      505,495
    Bayer AG..............................................  79,483    9,238,696
   #Bayer AG Sponsored ADR................................  10,700    1,240,344
    Bayerische Motoren Werke AG........................... 142,292   13,927,371
    BayWa AG..............................................  22,791    1,125,182
    Bechtle AG............................................  21,827    1,072,140
    Beiersdorf AG.........................................  20,261    1,873,617
    Bertrandt AG..........................................   3,592      413,590
    Bijou Brigitte AG.....................................   2,423      212,506
    Bilfinger SE..........................................  71,201    6,768,864
    Biotest AG............................................   4,237      328,962
    Borussia Dortmund GmbH & Co. KGaA..................... 103,026      424,706
    Brenntag AG...........................................  11,260    1,853,200
    CANCOM SE.............................................  17,246      575,192
    Carl Zeiss Meditec AG.................................  24,728      837,956
    CAT Oil AG............................................  26,289      497,319
    Celesio AG............................................ 150,530    3,401,747
    CENIT AG..............................................  11,286      132,156
    CENTROTEC Sustainable AG..............................  15,862      304,052

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
GERMANY -- (Continued)
    Cewe Color Holding AG.................................   8,432 $   392,217
  #*Colonia Real Estate AG................................   2,454      15,380
    Comdirect Bank AG.....................................  57,192     557,415
   *Commerzbank AG........................................ 803,305   6,838,085
   #CompuGroup Medical AG.................................  11,148     272,416
   *Constantin Medien AG..................................  54,670     114,684
    Continental AG........................................  78,125  12,302,265
   #CropEnergies AG.......................................  38,653     327,587
    CTS Eventim AG........................................  11,464     515,731
    DAB Bank AG...........................................  13,385      60,772
    Daimler AG............................................ 469,210  32,549,812
    Data Modul AG.........................................   2,305      42,029
    DEAG Deutsche Entertainment...........................   1,086       4,718
    Delticom AG...........................................   3,099     151,790
    Deufol SE.............................................  10,845      10,164
    Deutsche Bank AG (5750355)............................ 338,130  15,254,180
   #Deutsche Bank AG (D18190898).......................... 203,572   9,158,704
    Deutsche Boerse AG....................................  57,987   4,108,081
   *Deutsche Lufthansa AG................................. 332,714   6,667,496
    Deutsche Post AG...................................... 639,180  17,874,036
    Deutsche Telekom AG................................... 716,538   8,713,084
   #Deutsche Telekom AG Sponsored ADR..................... 528,190   6,438,636
    Deutsche Wohnen AG.................................... 156,387   2,756,465
   *Deutz AG.............................................. 172,782   1,200,686
  #*Dialog Semiconductor P.L.C............................  34,822     575,449
    DIC Asset AG..........................................   7,350      74,549
    Dr Hoenle AG..........................................   7,908     123,767
    Draegerwerk AG & Co. KGaA.............................   3,042     336,009
    Drillisch AG..........................................  54,565     997,950
    Duerr AG..............................................  18,254   1,222,199
    DVB Bank SE...........................................   6,490     208,926
    E.ON SE............................................... 820,298  13,927,920
   #E.ON SE Sponsored ADR................................. 218,470   3,700,882
    Eckert & Ziegler AG...................................   7,086     235,918
    Elmos Semiconductor AG................................  16,695     199,486
    ElringKlinger AG......................................  44,660   1,652,159
   #Envitec Biogas AG.....................................   1,467      11,794
   #Euromicron AG.........................................  11,280     218,122
  #*Evotec AG............................................. 154,547     521,794
    Fielmann AG...........................................   5,612     585,198
  #*First Sensor AG.......................................   8,351      88,576
   *Francotyp-Postalia Holding AG Class A.................      90         396
    Fraport AG Frankfurt Airport Services Worldwide.......  53,864   3,487,054
   #Freenet AG............................................ 181,595   4,331,365
    Fresenius Medical Care AG & Co. KGaA.................. 151,766   9,583,145
   #Fresenius Medical Care AG & Co. KGaA ADR..............  53,000   1,667,380
    Fresenius SE & Co. KGaA...............................  98,479  12,397,283
    Fuchs Petrolub AG.....................................   3,792     249,170
   *GAGFAH SA.............................................  57,918     667,995
    GEA Group AG.......................................... 149,695   6,186,572
    Gerresheimer AG.......................................  40,762   2,374,051
    Gerry Weber International AG..........................  11,433     511,572
   #Gesco AG..............................................   5,066     486,850

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
GERMANY -- (Continued)
    GFK SE................................................  18,433 $   909,235
    GFT Technologies AG...................................  15,241      95,211
  #*Gigaset AG............................................  49,566      44,327
   #Gildemeister AG.......................................  83,155   1,932,886
    Grammer AG............................................  18,983     633,389
    Grenkeleasing AG......................................   8,480     779,814
    GSW Immobilien AG.....................................  45,339   1,838,760
  #*H&R AG................................................  15,018     174,045
    Hamburger Hafen und Logistik AG.......................  23,384     559,819
    Hannover Rueckversicherung SE.........................  77,908   5,786,426
   #Hawesko Holding AG....................................   1,492      79,051
    HeidelbergCement AG................................... 151,221  11,650,147
  #*Heidelberger Druckmaschinen AG........................ 425,987   1,050,456
    Henkel AG & Co. KGaA..................................  22,389   1,855,386
    Highlight Communications AG...........................  31,488     162,382
    Hochtief AG...........................................  46,071   3,509,013
    Homag Group AG........................................     933      17,389
    Hugo Boss AG..........................................   7,799     905,500
    Indus Holding AG......................................  35,961   1,200,630
    Infineon Technologies AG.............................. 365,747   3,245,600
    Infineon Technologies AG ADR.......................... 511,176   4,523,908
   *Intershop Communications AG...........................   3,523       5,991
    Isra Vision AG........................................   5,417     252,646
  #*IVG Immobilien AG..................................... 212,005      46,982
    Jenoptik AG...........................................  80,010   1,001,378
   #K+S AG................................................ 113,007   2,791,341
    Kabel Deutschland Holding AG..........................  55,329   6,229,312
   *Kloeckner & Co. SE.................................... 176,599   2,207,779
    Koenig & Bauer AG.....................................   3,131      63,018
    Kontron AG............................................  92,955     436,709
   #Krones AG.............................................  22,008   1,857,648
   #KSB AG................................................     214     130,735
   #KUKA AG...............................................  29,056   1,282,543
    KWS Saat AG...........................................   2,433     812,886
    Lanxess AG............................................  61,047   3,821,168
    Leifheit AG...........................................   3,202     122,098
    Leoni AG..............................................  60,171   2,996,741
    Linde AG..............................................  75,384  14,521,425
    LPKF Laser & Electronics AG...........................  13,346     246,029
    MAN SE................................................  32,663   3,723,565
  #*Manz AG...............................................   4,746     211,897
   *MasterFlex SE.........................................     338       2,380
   *Mediclin AG...........................................  13,261      71,784
  #*Medigene AG...........................................  29,373      33,731
    Merck KGaA............................................  43,308   7,155,517
    Metro AG.............................................. 107,368   3,704,786
    MLP AG................................................  81,203     496,445
   #Mobotix AG............................................   2,823      60,483
   *Morphosys AG..........................................  19,998   1,365,181
    MTU Aero Engines Holding AG...........................  23,528   2,137,470
    Muehlbauer Holding AG & Co. KGaA......................   1,858      45,181
    Muenchener Rueckversicherungs AG...................... 101,505  20,156,127
    MVV Energie AG........................................  12,918     379,922

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    Nemetschek AG..........................................   2,886 $   175,575
    Nexus AG...............................................   2,391      30,872
  #*Nordex SE.............................................. 103,557     866,131
    Norma Group SE.........................................  18,341     778,696
   #OHB AG.................................................  13,143     295,694
   *Patrizia Immobilien AG.................................  56,741     620,866
    Pfeiffer Vacuum Technology AG..........................   8,090     881,708
   #PNE Wind AG............................................  81,467     297,240
    Progress-Werk Oberkirch AG.............................   1,999      94,760
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie..............................   1,221      21,321
    Puma SE................................................   3,896   1,087,778
    PVA TePla AG...........................................   8,269      20,370
  #*QIAGEN NV.............................................. 316,776   6,508,313
    QSC AG................................................. 162,193     659,511
   #R Stahl AG.............................................   3,704     179,367
    Rational AG............................................   1,048     304,179
    Rheinmetall AG.........................................  81,905   3,789,326
    Rhoen Klinikum AG...................................... 176,316   4,275,300
    RWE AG................................................. 380,292  11,454,146
   *SAF-Holland SA.........................................  87,366   1,010,630
    Salzgitter AG..........................................  73,528   2,737,131
    SAP AG.................................................  20,475   1,500,232
   #SAP AG Sponsored ADR...................................  54,592   3,979,211
    Schaltbau Holding AG...................................   2,895     137,705
   #SGL Carbon SE..........................................  52,919   1,727,724
    SHW AG.................................................   1,490      57,999
    Siemens AG Sponsored ADR............................... 200,444  22,141,044
  #*Singulus Technologies AG...............................  79,247     139,900
    Sixt AG................................................  26,458     656,225
    SKW Stahl-Metallurgie Holding AG.......................  10,141     158,917
  #*Sky Deutschland AG..................................... 392,287   3,071,125
   #SMA Solar Technology AG................................   7,347     250,726
   #SMT Scharf AG..........................................   4,136     132,649
    Software AG............................................  60,813   1,848,924
  #*Solarworld AG.......................................... 132,271      86,184
    Stada Arzneimittel AG.................................. 102,970   4,828,279
    STINAG Stuttgart Invest AG.............................   2,186      45,582
   *Stroeer Media AG.......................................  21,242     282,154
   #Suedzucker AG..........................................  87,688   2,864,460
   *Suss Microtec AG.......................................  38,692     370,624
   #Symrise AG.............................................  78,949   3,409,556
    TAG Immobilien AG...................................... 180,562   2,140,930
    Takkt AG...............................................  33,086     561,399
    Technotrans............................................   4,636      53,278
   #Telegate AG............................................   6,801      82,635
   *ThyssenKrupp AG........................................ 323,976   7,038,276
   *Tipp24 SE..............................................   6,824     391,539
   *Tom Tailor Holding AG..................................  33,364     726,789
    Tomorrow Focus AG......................................   7,335      37,236
  #*TUI AG................................................. 263,780   3,327,716
    United Internet AG.....................................  46,630   1,523,100
   *Verbio AG..............................................  21,716      25,371

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Volkswagen AG.......................................    15,905 $  3,614,352
   #Vossloh AG..........................................     8,010      667,340
    VTG AG..............................................    19,082      357,809
   #Wacker Chemie AG....................................    25,261    2,464,243
    Wacker Neuson SE....................................    35,579      474,911
    Washtec AG..........................................    51,970      710,044
    Wincor Nixdorf AG...................................    18,671    1,184,360
    Wirecard AG.........................................     1,982       61,132
    XING AG.............................................     2,319      169,803
  #*zooplus AG..........................................     1,279       75,793
                                                                   ------------
TOTAL GERMANY...........................................            537,227,100
                                                                   ------------
GREECE -- (0.2%)
   *Aegean Airlines SA..................................    11,435       46,478
   *Alapis Holding Industrial and Commercial SA of
     Pharmaceutical Chemical Products...................    69,510        3,791
   *Alpha Bank AE.......................................   664,535      394,897
   *Astir Palace Hotel SA...............................    16,370       77,127
    Athens Water Supply & Sewage Co. SA (The)...........    23,542      186,281
   *Autohellas SA.......................................     6,656       19,292
   *Bank of Cyprus P.L.C................................ 1,186,156           --
    Bank of Greece......................................    20,979      346,030
   *Diagnostic & Therapeutic Center of Athens Hygeia SA.    64,268       33,368
   *Ellaktor SA.........................................   153,337      447,430
   *Eltrak SA...........................................     1,210        2,173
   *Elval - Hellenic Aluminium Industry SA..............     9,817       26,707
   *Euromedica SA.......................................     5,050        2,651
   *Folli Follie Group..................................    30,765      721,478
   *Fourlis Holdings SA.................................    42,377      142,424
   *Frigoglass SA.......................................    11,866       75,462
   *GEK Terna Holding Real Estate Construction SA.......    43,566      126,026
   *Halcor SA...........................................    55,380       57,653
    Hellenic Exchanges SA Holding Clearing Settlement
      and Registry......................................   130,999    1,059,589
    Hellenic Petroleum SA...............................   166,427    1,635,728
   *Hellenic Telecommunications Organization SA.........   309,016    2,790,061
  #*Hellenic Telecommunications Organization SA
      Sponsored ADR.....................................   103,600      455,840
   *Iaso SA.............................................    18,699       24,819
   *Intracom Holdings SA................................   104,325       60,810
    Intralot SA-Integrated Lottery Systems & Services...   142,895      327,769
   *J&P-Avax SA.........................................   138,549      306,594
    JUMBO SA............................................   110,250    1,170,930
   *Marfin Investment Group Holdings SA................. 1,013,154      386,761
    Metka SA............................................    31,280      462,652
    Motor Oil Hellas Corinth Refineries SA..............    88,770      898,442
   *Mytilineos Holdings SA..............................   139,596      805,648
   *National Bank of Greece SA..........................   371,501    1,293,632
   #National Bank of Greece SA ADR......................    20,800       73,840
    OPAP SA.............................................   156,100    1,400,938
   *Piraeus Bank SA.....................................   127,214      161,958
    Piraeus Port Authority..............................     5,029      107,107
   *Proton Bank SA......................................    33,481           --
    Public Power Corp. SA...............................    90,520      936,515
   *Sarantis SA.........................................    10,732       72,871

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GREECE -- (Continued)
   *Sidenor Steel Products Manufacturing Co. SA..........    28,031 $    61,635
   *T Bank SA............................................    46,506          --
   *Technical Olympic SA.................................     5,360      10,067
    Terna Energy SA......................................    45,319     189,409
    Thessaloniki Port Authority SA.......................     1,762      58,118
    Thessaloniki Water Supply & Sewage Co. SA............       522       4,064
   *Titan Cement Co. SA..................................    71,576   1,301,749
   *TT Hellenic Postbank SA..............................   225,165          --
   *Viohalco Hellenic Copper and Aluminum Industry SA....   176,559   1,033,803
                                                                    -----------
TOTAL GREECE.............................................            19,800,617
                                                                    -----------
HONG KONG -- (2.4%)
    AAC Technologies Holdings, Inc.......................   250,000   1,163,278
    Aeon Stores Hong Kong Co., Ltd.......................    32,000      61,717
    AIA Group, Ltd....................................... 1,871,200   8,857,020
    Alco Holdings, Ltd...................................   356,000      72,052
    Allied Group, Ltd....................................    72,000     240,920
    Allied Properties HK, Ltd............................ 2,868,393     407,244
   *Apac Resources, Ltd.................................. 4,320,000      75,158
    APT Satellite Holdings, Ltd..........................   425,500     370,692
    Arts Optical International Hldgs.....................    70,000      15,477
    Asia Financial Holdings, Ltd.........................   270,000     116,530
    Asia Satellite Telecommunications Holdings, Ltd......   148,000     572,665
    Asia Standard International Group....................   544,745     120,614
    ASM Pacific Technology, Ltd..........................    80,400     873,108
    Associated International Hotels, Ltd.................    79,000     225,217
    Aupu Group Holding Co., Ltd..........................   400,000      38,672
    Bank of East Asia, Ltd............................... 1,042,935   3,909,539
   *Birmingham International Holdings, Ltd............... 1,534,000          --
    BOC Hong Kong Holdings, Ltd.......................... 1,438,000   4,511,373
    Bonjour Holdings, Ltd................................ 1,036,000     186,864
    Bossini International Hldg........................... 1,204,000      61,282
  #*Brightoil Petroleum Holdings, Ltd.................... 2,533,000     440,608
  #*Brockman Mining, Ltd................................. 2,850,520     160,910
  #*Burwill Holdings, Ltd................................ 3,573,600      52,930
   #Cafe de Coral Holdings, Ltd..........................   208,000     675,742
    Cathay Pacific Airways, Ltd.......................... 1,033,000   1,912,525
    Champion Technology Holdings, Ltd.................... 1,992,397      27,997
   *Chaoyue Group, Ltd...................................   650,000      46,096
    Chen Hsong Holdings..................................   360,000     106,697
    Cheuk Nang Holdings, Ltd.............................    96,238      76,630
    Cheung Kong Holdings, Ltd............................   814,000  11,415,032
    Cheung Kong Infrastructure Holdings, Ltd.............   196,045   1,353,536
    Chevalier International Holdings, Ltd................   107,913     194,671
   *China Billion Resources, Ltd......................... 5,752,080          --
   *China Boon Holdings, Ltd............................. 2,400,000      23,202
   *China Daye Non-Ferrous Metals Mining, Ltd............ 1,934,000      44,597
   *China Electronics Corp. Holdings Co., Ltd............   584,000     116,061
   *China Energy Development Holdings, Ltd............... 5,924,000     106,185
   *China Environmental Investment Holdings, Ltd......... 1,845,000      58,273
    China Financial Services Holdings, Ltd...............   304,000      26,645
   *China Flavors & Fragrances Co., Ltd..................    24,890       3,339
   *China Infrastructure Investment, Ltd................. 2,032,000      35,346

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
    China Metal International Holdings, Inc..............    540,000 $  164,263
   *China Nuclear Industry 23 International Corp., Ltd...    274,000     39,184
   *China Renji Medical Group, Ltd.......................  7,088,000     43,819
   *China Solar Energy Holdings, Ltd.....................  1,033,500     29,333
    China Star Entertainment, Ltd........................    300,000      6,347
    China Ting Group Holdings, Ltd.......................    692,000     43,260
   *China Tycoon Beverage Holdings, Ltd..................     60,000        658
   #Chong Hing Bank, Ltd.................................    230,000    680,133
    Chow Sang Sang Holdings International, Ltd...........    396,000    918,017
   #Chow Tai Fook Jewellery Group, Ltd...................    355,800    454,815
    Chu Kong Shipping Enterprise Group Co., Ltd..........    774,000    296,160
    Chuang's China Investments, Ltd......................    798,000     48,324
   *Chuang's Consortium International, Ltd...............  1,569,487    186,139
    Chun Wo Development Holdings, Ltd....................    348,000     23,763
    CITIC Telecom International Holdings, Ltd............  1,794,000    547,950
    CK Life Sciences International Holdings, Inc.........  4,956,000    402,209
    CLP Holdings, Ltd....................................    246,500  2,043,470
   *COL Capital, Ltd.....................................     64,000     14,818
   *Cosmos Machinery Enterprises, Ltd....................    250,000     17,066
   *CP Lotus Corp........................................  1,420,000     39,876
    Cross-Harbour Holdings, Ltd. (The)...................    102,000     82,569
    CSI Properties, Ltd..................................  5,784,200    234,675
   *Culture Landmark Investment, Ltd.....................    103,000     11,104
  #*Culturecom Holdings, Ltd.............................    900,000    175,227
    Dah Sing Banking Group, Ltd..........................    725,422    842,136
    Dah Sing Financial Holdings, Ltd.....................    271,650  1,125,366
    Dan Form Holdings Co., Ltd...........................  1,227,900    148,563
    Dickson Concepts International, Ltd..................    446,500    248,604
    Dorsett Hospitality International, Ltd...............  1,077,000    259,475
   *DVN Holdings, Ltd....................................    966,000     51,050
    Eagle Nice International Holdings, Ltd...............    534,000     92,898
    EcoGreen Fine Chemicals Group, Ltd...................    304,000     57,580
    EganaGoldpfeil Holdings, Ltd.........................    209,588         --
    Emperor Capital Group, Ltd...........................    204,000      8,799
    Emperor Entertainment Hotel, Ltd.....................    860,000    288,105
    Emperor International Holdings.......................  2,018,416    566,872
    Emperor Watch & Jewellery, Ltd.......................  6,670,000    506,945
   *Enviro Energy International Holdings, Ltd............    408,000      5,934
   *EPI Holdings, Ltd....................................  6,328,000    192,356
   #Esprit Holdings, Ltd.................................  3,387,413  5,523,248
   *eSun Holdings, Ltd...................................  1,365,000    201,893
    Fairwood, Ltd........................................     80,000    167,084
   #Far East Consortium International, Ltd...............  1,507,643    507,849
    First Pacific Co., Ltd...............................  3,605,756  4,074,927
  #*Fook Woo Group Holdings, Ltd.........................    746,000    130,816
   *Fountain SET Holdings, Ltd...........................  1,150,000    174,830
  #*Foxconn International Holdings, Ltd..................  3,970,000  2,129,493
    Fujikon Industrial Holdings, Ltd.....................    132,000     37,587
   *G-Resources Group, Ltd............................... 26,136,000    925,658
   *Galaxy Entertainment Group, Ltd......................    415,000  2,176,278
   *Genting Hong Kong, Ltd...............................    678,000    294,225
    Get Nice Holdings, Ltd...............................  6,384,000    263,193
   #Giordano International, Ltd..........................  1,244,000  1,231,401

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    Glorious Sun Enterprises, Ltd.......................    796,000 $   188,793
    Gold Peak Industries Holding, Ltd...................    453,000      50,727
    Golden Resources Development International, Ltd.....    676,000      36,153
   *Greenheart Group, Ltd...............................    162,000      12,945
    Guangnan Holdings, Ltd..............................    756,000      88,676
    Guotai Junan International Holdings, Ltd............    764,000     283,406
    Haitong International Securities Group, Ltd.........    769,492     359,835
    Hang Fung Gold Technology, Ltd......................    250,000          --
    Hang Lung Group, Ltd................................    693,000   3,571,997
    Hang Lung Properties, Ltd...........................  1,740,000   5,643,793
    Hang Seng Bank, Ltd.................................    118,900   1,817,081
   *Hans Energy Co., Ltd................................     50,000         909
   *Hao Tian Resources Group, Ltd.......................    204,000       8,947
    Harbour Centre Development, Ltd.....................    158,000     286,724
    Henderson Land Development Co., Ltd.................  1,172,936   7,305,209
    HKR International, Ltd..............................    895,962     445,632
    Hon Kwok Land Investment Co., Ltd...................    234,000      99,433
    Hong Kong & China Gas Co., Ltd......................    642,970   1,645,602
   #Hong Kong Aircraft Engineering Co., Ltd.............     25,600     356,355
   #Hong Kong Exchanges and Clearing, Ltd...............    211,552   3,284,268
   #Hong Kong Television Network, Ltd...................    406,000     128,798
   #Hong Kong Television Network, Ltd. ADR..............     20,634     123,804
    Hongkong & Shanghai Hotels (The)....................    867,924   1,307,208
   *Hongkong Chinese, Ltd...............................  1,625,143     336,144
    Hop Hing Group Holdings, Ltd........................    252,000      11,849
    Hopewell Holdings, Ltd..............................    998,500   3,163,942
    Hsin Chong Construction Group, Ltd..................    778,000     108,226
   *Huafeng Group Holdings, Ltd.........................  2,039,800      54,652
    Hung Hing Printing Group, Ltd.......................    528,524      81,046
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd...............................................  2,540,000   1,447,606
    Hutchison Whampoa, Ltd..............................  1,030,000  11,624,120
   *Hybrid Kinetic Group, Ltd...........................  2,306,000      24,748
   #Hysan Development Co., Ltd..........................    454,215   1,921,454
   *Imagi International Holdings, Ltd................... 11,808,000     130,717
    IPE Group, Ltd......................................  1,225,000      78,100
   *IRC, Ltd............................................  1,858,000     193,830
   #IT, Ltd.............................................    765,087     205,023
    ITC Properties Group, Ltd...........................    228,400      92,543
   *Jinhui Holdings, Ltd................................    167,000      30,768
   *JLF Investment Co., Ltd.............................    250,000      20,953
    Johnson Electric Holdings, Ltd......................  1,851,500   1,100,172
   #K Wah International Holdings, Ltd...................  2,078,176     947,693
    Kam Hing International Holdings, Ltd................     74,000       5,438
    Kantone Holdings, Ltd...............................  2,444,360      26,738
    Kerry Properties, Ltd...............................    741,583   3,053,326
    Kin Yat Holdings, Ltd...............................     90,000      11,364
   *King Stone Energy Group, Ltd........................  1,196,000      57,829
    Kingmaker Footwear Holdings, Ltd....................    754,000     145,622
   #Kingston Financial Group, Ltd.......................  3,751,000     309,361
   *Ko Yo Chemical Group, Ltd...........................  5,180,000      57,401
    Kowloon Development Co., Ltd........................    678,000     816,579
    L'Occitane International SA.........................    205,250     459,743
   *Lai Sun Development................................. 17,727,666     518,177

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
   *Lai Sun Garment International, Ltd...................   990,000 $  191,344
    Lam Soon Hong Kong, Ltd..............................    12,000      7,193
    Lee's Pharmaceutical Holdings, Ltd...................   100,000     83,001
    Lerado Group Holdings Co.............................   672,000     61,937
   #Li & Fung, Ltd....................................... 1,777,250  2,339,574
    Lifestyle International Holdings, Ltd................   381,000    906,272
    Lippo China Resources, Ltd........................... 5,036,000    145,188
   *Lippo, Ltd...........................................   290,000    143,404
   #Liu Chong Hing Investment............................   166,000    244,060
    Luen Thai Holdings, Ltd..............................   336,000    135,072
   #Luk Fook Holdings International, Ltd.................   493,000  1,383,828
    Luks Group Vietnam Holdings Co., Ltd.................   130,000     30,336
    Lung Kee Bermuda Holdings............................   280,000    108,282
    Magnificent Estates.................................. 4,256,000    197,524
    Man Wah Holdings, Ltd................................   476,400    533,898
    Man Yue Technology Holdings, Ltd.....................   254,000     32,729
   *Mei Ah Entertainment Group, Ltd...................... 3,200,000     49,091
   *Melco Crown Entertainment, Ltd. ADR..................     2,488     61,901
    Melco International Development, Ltd................. 1,584,000  3,213,784
    MGM China Holdings, Ltd..............................   239,600    695,049
   #Midland Holdings, Ltd................................ 1,278,000    515,509
    Ming Fai International Holdings, Ltd.................   453,000     49,620
   *Ming Fung Jewellery Group, Ltd....................... 3,484,000    107,716
    Miramar Hotel & Investment...........................   241,000    309,183
  #*Mongolian Mining Corp................................ 1,438,000    298,404
    MTR Corp., Ltd.......................................   537,214  1,997,399
    Natural Beauty Bio-Technology, Ltd...................    70,000      5,143
  #*Neo-Neon Holdings, Ltd............................... 1,247,000    216,727
   *Neptune Group, Ltd................................... 1,780,000     39,623
    New Century Group Hong Kong, Ltd.....................   623,200     12,212
   *New Smart Energy Group, Ltd.......................... 4,042,500     59,430
    New World Development Co., Ltd....................... 4,183,031  6,090,541
   #Newocean Energy Holdings, Ltd........................ 1,322,000    710,199
   *Next Media, Ltd...................................... 1,192,000    112,096
   *Norstar Founders Group, Ltd..........................   420,000         --
   *North Asia Resources Holdings, Ltd...................   615,000     20,630
    NWS Holdings, Ltd.................................... 1,298,941  1,975,018
   *Orange Sky Golden Harvest Entertainment Holdings,
     Ltd................................................. 2,130,000     97,457
    Orient Overseas International, Ltd...................   399,500  2,218,799
   #Oriental Watch Holdings.............................. 1,152,240    353,319
    Pacific Andes International Holdings, Ltd............ 2,950,274    119,740
    Pacific Basin Shipping, Ltd.......................... 3,080,000  1,662,803
    Pacific Textile Holdings, Ltd........................   534,000    638,087
    Paliburg Holdings, Ltd...............................   728,790    244,280
   *Pan Asia Environmental Protection Group, Ltd.........    34,000      3,677
    PCCW, Ltd............................................ 3,200,000  1,448,070
    PCCW, Ltd. ADR.......................................     7,400     33,966
   #Peace Mark Holdings, Ltd.............................   308,000         --
   *Pearl Oriental Oil, Ltd.............................. 2,842,627    155,761
    Pegasus International Holdings, Ltd..................    82,000     11,412
   #Pico Far East Holdings, Ltd.......................... 1,042,000    362,699
    Playmates Holdings, Ltd..............................    73,400     75,564
   *PNG Resources Holdings, Ltd.......................... 2,832,000     70,374

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
    Polytec Asset Holdings, Ltd.......................... 2,895,000 $   343,246
    Power Assets Holdings, Ltd...........................   329,500   2,958,128
    Prada SpA............................................    39,000     363,648
    Public Financial Holdings, Ltd.......................   464,000     214,697
    PYI Corp., Ltd....................................... 5,416,552     131,238
    Regal Hotels International Holdings, Ltd.............   903,400     450,775
    Richfield Group Holdings, Ltd........................ 2,392,000      65,950
   *Rising Development Holdings, Ltd.....................   278,000      13,072
   #SA SA International Holdings, Ltd....................   448,000     446,179
    Samsonite International SA...........................   909,000   2,487,855
  #*Sandmartin International Holdings, Ltd...............   270,000      14,984
    Sands China, Ltd.....................................   192,800   1,043,284
    SCMP Group, Ltd......................................    10,000       2,514
    SEA Holdings, Ltd....................................   246,000     144,012
    Shangri-La Asia, Ltd................................. 1,540,166   2,421,109
    Shenyin Wanguo HK, Ltd...............................   470,000     153,078
    Shenzhen High-Tech Holdings, Ltd.....................   124,000      17,398
   *Shougang Concord Technology Holdings................. 1,600,000     105,289
    Shun Tak Holdings, Ltd............................... 3,246,250   1,392,809
   #Silver base Group Holdings, Ltd......................   304,000      59,532
    Sing Tao News Corp., Ltd.............................   490,000      68,171
    Singamas Container Holdings, Ltd..................... 2,370,000     509,541
   *Sino Distillery Group, Ltd...........................   664,000      42,791
    Sino Land Co., Ltd................................... 3,054,584   4,309,264
  #*Sino-Tech International Holdings, Ltd................ 8,630,000      44,495
   *Sinocop Resources Holdings, Ltd......................   380,000      23,565
    Sitoy Group Holdings, Ltd............................     4,000       1,604
    SJM Holdings, Ltd....................................   421,000   1,058,473
    SmarTone Telecommunications Holdings, Ltd............   322,803     514,179
    SOCAM Development, Ltd...............................   414,488     475,419
   *Solomon Systech International, Ltd................... 2,156,000     115,327
    Soundwill Holdings, Ltd..............................    36,000      70,612
   *South China China, Ltd............................... 1,088,000     100,516
   #Stella International Holdings, Ltd...................   194,500     476,395
    Stelux Holdings International, Ltd...................   637,600     210,288
   *Success Universe Group, Ltd.......................... 1,064,000      22,923
    Sun Hing Vision Group Holdings, Ltd..................   122,000      44,032
    Sun Hung Kai & Co., Ltd.............................. 1,156,787     633,506
    Sun Hung Kai Properties, Ltd.........................   896,036  11,967,716
   *Sun Innovation Holdings, Ltd......................... 1,120,000      19,768
   *Superb Summit International Group, Ltd............... 6,976,000     323,666
   *Sustainable Forest Holdings, Ltd..................... 4,087,500      19,479
    Swire Properties, Ltd................................   278,050     816,610
   *Symphony Holdings, Ltd...............................   511,500      25,411
    TAI Cheung Holdings..................................   578,000     453,995
    TAI Sang Land Developement, Ltd......................   145,523      65,696
   *Talent Property Group, Ltd........................... 1,245,000      22,797
   #Tan Chong International, Ltd.........................   372,000     108,423
    Tao Heung Holdings, Ltd..............................    36,000      27,656
  #*Taung Gold International, Ltd........................ 3,200,000      65,604
    Techtronic Industries Co............................. 1,748,500   4,266,440
    Television Broadcasts, Ltd...........................   133,900     905,842
    Termbray Industries International....................   112,000      10,401

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
HONG KONG -- (Continued)
    Texwinca Holdings, Ltd..............................   780,000 $    761,812
   *Titan Petrochemicals Group, Ltd..................... 3,200,000        1,032
   *Tom Group, Ltd...................................... 1,250,000      165,802
    Tongda Group Holdings, Ltd.......................... 4,580,000      262,490
   *Town Health International Investments, Ltd..........   384,835       23,293
    Tradelink Electronic Commerce, Ltd..................   818,000      158,163
    Transport International Holdings, Ltd...............   291,800      630,282
   #Trinity, Ltd........................................ 1,826,000      588,230
   *TSC Group Holdings, Ltd............................. 1,018,000      366,984
    Tse Sui Luen Jewellery International, Ltd...........    60,000       30,017
    Tysan Holdings, Ltd.................................   300,000       89,680
   *U-RIGHT International Holdings, Ltd................. 1,502,000           --
  #*United Laboratories International Holdings, Ltd.
      (The)............................................. 1,011,500      389,576
   *Universal Technologies Holdings, Ltd................ 1,330,000      101,094
   *Value Convergence Holdings, Ltd.....................   252,000       35,377
   #Value Partners Group, Ltd...........................   898,000      497,220
    Varitronix International, Ltd.......................   462,000      285,603
    Vedan International Holdings, Ltd................... 1,192,000       76,137
    Victory City International Holdings, Ltd............ 1,565,533      244,024
    Vitasoy International Holdings, Ltd.................   448,000      548,547
    VST Holdings, Ltd................................... 1,123,200      188,123
   #VTech Holdings, Ltd.................................    93,100    1,427,537
    Wai Kee Holdings, Ltd...............................   222,000       58,342
    Wang On Group, Ltd.................................. 7,460,000      123,125
    Wharf Holdings, Ltd.................................   904,750    7,773,769
    Wheelock & Co., Ltd.................................   974,000    5,058,970
    Win Hanverky Holdings, Ltd..........................   598,000       60,867
    Wing Hang Bank, Ltd.................................   268,394    2,486,738
   #Wing On Co. International, Ltd......................   123,137      372,944
    Wing Tai Properties, Ltd............................   374,000      229,862
    Wong's Kong King International......................   110,000       10,006
   #Wynn Macau, Ltd.....................................   364,800    1,028,760
   #Xinyi Glass Holdings, Ltd........................... 2,934,000    2,687,393
   *Xpress Group, Ltd...................................   100,000        2,969
    Yau Lee Holdings, Ltd...............................   218,000       41,568
    Yeebo International Hldg............................    26,000        3,733
    YGM Trading, Ltd....................................   103,000      246,862
    Yue Yuen Industrial Holdings, Ltd...................   892,000    2,448,022
   *Yugang International, Ltd........................... 4,450,000       26,335
   *Zhuhai Holdings Investment Group, Ltd...............   642,000      129,600
                                                                   ------------
TOTAL HONG KONG.........................................            222,463,462
                                                                   ------------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C..............................   137,266      303,526
    Anglo Irish Bank Corp. P.L.C........................   457,521           --
    Anglo Irish Bank Corp. P.L.C. (B06H8J9).............   165,847           --
   *Bank of Ireland..................................... 7,922,184    1,785,048
  #*Bank of Ireland Sponsored ADR.......................    69,496      630,328
    C&C Group P.L.C. (B010DT8)..........................    24,767      136,349
    C&C Group P.L.C. (B011Y09)..........................   442,022    2,464,530
    CRH P.L.C. (0182704)................................    70,855    1,491,142
    CRH P.L.C. (4182249)................................   159,235    3,346,311
   #CRH P.L.C. Sponsored ADR............................   424,196    8,954,778

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
    Dragon Oil P.L.C.....................................   312,945 $ 2,940,426
   *Elan Corp. P.L.C.....................................    11,725     179,303
   *Elan Corp. P.L.C. Sponsored ADR......................   203,900   3,140,060
    FBD Holdings P.L.C. (0329028)........................    18,709     385,768
    FBD Holdings P.L.C. (4330231)........................    16,995     363,097
    Glanbia P.L.C. (0066950).............................    74,909     983,496
    Glanbia P.L.C. (4058629).............................    32,138     420,311
    Grafton Group P.L.C..................................   224,427   1,831,226
    IFG Group P.L.C......................................    45,155      78,379
    Irish Continental Group P.L.C........................     6,787     207,983
   *Kenmare Resources P.L.C..............................   357,459     145,107
    Kerry Group P.L.C. Class A (0490656).................    76,886   4,705,563
    Kerry Group P.L.C. Class A (4519579).................    22,072   1,356,122
    Kingspan Group P.L.C. (0492793)......................    19,320     269,000
    Kingspan Group P.L.C. (4491235)......................   154,502   2,168,791
    McInerney Holdings P.L.C.............................    94,047          --
    Paddy Power P.L.C. (0258810).........................     7,672     622,483
    Paddy Power P.L.C. (4828974).........................    11,659     944,110
    Smurfit Kappa Group P.L.C............................   188,220   3,806,524
                                                                    -----------
TOTAL IRELAND............................................            43,659,761
                                                                    -----------
ISRAEL -- (0.6%)
   *Africa Israel Investments, Ltd.......................   165,781     319,378
   *Africa Israel Properties, Ltd........................    17,112     217,731
   *Airport City, Ltd....................................    24,065     177,857
   *AL-ROV Israel, Ltd...................................     6,440     184,536
   *Allot Communications, Ltd............................     3,534      52,332
   *Alon Holdings Blue Square Israel, Ltd................    22,459      87,773
   *Alrov Properties and Lodgings, Ltd...................     1,870      47,775
   *Alvarion, Ltd........................................         1          --
    Amot Investments, Ltd................................    82,946     229,948
   *AudioCodes, Ltd......................................    29,705     147,402
    Avgol Industries 1953, Ltd...........................    30,929      29,480
   *Azorim-Investment Development & Construction Co.,
     Ltd.................................................    20,709      19,205
    Azrieli Group........................................    58,907   1,834,091
   #Babylon, Ltd.........................................    23,921     172,401
    Bank Hapoalim BM..................................... 1,080,331   5,166,104
   *Bank Leumi Le-Israel BM.............................. 1,362,407   4,570,937
    Bayside Land Corp....................................       848     221,001
   #Bezeq The Israeli Telecommunication Corp., Ltd.......   877,684   1,417,748
    Big Shopping Centers 2004, Ltd.......................       221       7,741
   *Biocell, Ltd.........................................       937       6,903
   *BioLine RX, Ltd......................................    81,468      14,871
    Cellcom Israel, Ltd. (B23WQK8).......................    15,074     168,253
    Cellcom Israel, Ltd. (M2196U109).....................    11,479     128,565
   *Ceragon Networks, Ltd................................    14,237      48,800
  #*Clal Biotechnology Industries, Ltd...................    54,020     102,618
    Clal Industries, Ltd.................................   117,575     494,132
    Clal Insurance Enterprises Holdings, Ltd.............    37,239     697,488
    Delek Automotive Systems, Ltd........................    30,910     314,724
    Delek Group, Ltd.....................................     3,983   1,118,501
    Delta-Galil Industries, Ltd..........................     3,250      55,963
    DS Apex Holdings, Ltd................................    17,159      55,926

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
ISRAEL -- (Continued)
   *El Al Israel Airlines.................................   152,065 $   21,602
   *Elbit Imaging, Ltd....................................    14,867     17,089
    Elbit Systems, Ltd....................................    31,099  1,372,024
    Electra, Ltd..........................................     2,080    258,267
    Elron Electronic Industries, Ltd......................    20,508    122,121
   *Evogene, Ltd..........................................    19,051    111,682
   *EZchip Semiconductor, Ltd. (6554998)..................     2,588     81,908
  #*EZchip Semiconductor, Ltd. (M4146Y108)................    24,727    782,610
   #First International Bank Of Israel, Ltd...............    42,478    670,722
    FMS Enterprises Migun, Ltd............................     3,360     34,294
   #Formula Systems 1985, Ltd.............................    10,365    241,673
    Frutarom Industries, Ltd..............................    54,460    926,508
   *Gilat Satellite Networks, Ltd. (M51474118)............     4,324     22,182
   *Gilat Satellite Networks, Ltd. (B01BZ39)..............    28,182    145,688
   *Given Imaging, Ltd....................................    14,112    220,882
    Golf & Co., Ltd.......................................    12,895     44,973
   *Hadera Paper, Ltd.....................................     3,551    229,675
    Harel Insurance Investments & Financial Services,
      Ltd.................................................    18,684  1,037,694
   #Industrial Buildings Corp.............................    69,029    111,491
   #Israel Chemicals, Ltd.................................    96,757    771,564
   *Israel Discount Bank, Ltd. Class A.................... 1,231,978  2,096,645
    Israel Land Development Co., Ltd. (The)...............     7,214     23,756
    Ituran Location and Control, Ltd. (B0LDC23)...........    19,138    345,109
    Ituran Location and Control, Ltd. (M6158M104).........     1,690     30,251
   *Jerusalem Oil Exploration.............................    17,356    556,954
  #*Kamada, Ltd...........................................    14,910    185,258
   *Kardan Yazamut........................................     7,525        577
    Magic Software Enterprises, Ltd.......................    10,713     67,519
    Matrix IT, Ltd........................................    60,110    305,555
  #*Mazor Robotics, Ltd...................................    11,866     79,084
    Melisron, Ltd.........................................    15,655    389,175
   *Mellanox Technologies, Ltd............................    21,944    989,695
   *Menorah Mivtachim Holdings, Ltd.......................    43,876    499,300
    Migdal Insurance & Financial Holding, Ltd.............   492,961    806,385
    Mivtach Shamir........................................     7,412    227,650
  #*Mizrahi Tefahot Bank, Ltd.............................   251,259  2,679,364
  #*Naphtha Israel Petroleum Corp., Ltd...................    35,462    200,155
    Neto ME Holdings, Ltd.................................     1,394     62,067
    NICE Systems, Ltd. Sponsored ADR......................    55,680  2,155,373
   *Nitsba Holdings 1995, Ltd.............................    33,357    426,302
   *Nova Measuring Instruments, Ltd.......................     9,797     89,630
   *Oil Refineries, Ltd................................... 1,381,782    592,897
   *Orckit Communications, Ltd............................     1,062        146
   *Ormat Industries......................................   104,634    627,977
    Osem Investments, Ltd.................................    29,010    646,836
    Partner Communications Co., Ltd.......................    39,387    299,060
    Partner Communications Co., Ltd. ADR..................    10,175     77,228
   *Paz Oil Co., Ltd......................................     6,085    988,850
    Phoenix Holdings, Ltd. (The)..........................    91,838    338,877
   #Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...     5,494    283,396
    Shikun & Binui, Ltd...................................   187,254    445,064
    Shufersal, Ltd........................................    54,981    215,846
    Strauss Group, Ltd....................................    43,951    758,062

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
   *Suny Electronic, Inc., Ltd...........................     1,553 $       388
    Teva Pharmaceutical Industries, Ltd..................       264      10,492
   #Teva Pharmaceutical Industries, Ltd. Sponsored ADR...   270,380  10,734,086
  #*Tower Semiconductor, Ltd.............................    22,626     100,070
   *Union Bank of Israel.................................    38,349     165,179
                                                                    -----------
TOTAL ISRAEL.............................................            53,835,091
                                                                    -----------
ITALY -- (2.0%)
    A2A SpA.............................................. 1,429,285   1,244,055
    ACEA SpA.............................................    62,968     582,018
   *Acotel Group SpA.....................................       164       4,347
    Aeroporto di Venezia Marco Polo SpA - SAVE...........    28,144     468,959
    Alerion Cleanpower SpA...............................    26,596     116,142
    Amplifon SpA.........................................    74,575     373,459
    Ansaldo STS SpA......................................    72,030     675,905
   *Arnoldo Mondadori Editore SpA........................   190,075     251,751
    Ascopiave SpA........................................    48,861      85,287
    Assicurazioni Generali SpA...........................   602,224  11,913,099
   #Astaldi SpA..........................................    86,663     622,243
    Atlantia SpA.........................................    68,727   1,308,409
   *Autogrill SpA........................................    76,248   1,164,646
    Azimut Holding SpA...................................   101,029   2,270,006
  #*Banca Carige SpA..................................... 1,148,187     643,402
   #Banca Finnat Euramerica SpA..........................    48,133      16,658
    Banca Generali SpA...................................    28,974     728,062
    Banca IFIS SpA.......................................    15,330     185,218
  #*Banca Monte dei Paschi di Siena SpA.................. 8,896,834   2,438,279
   *Banca Piccolo Credito Valtellinese Scarl.............   477,241     580,727
   *Banca Popolare dell'Emilia Romagna S.c.r.l...........   596,847   3,574,722
  #*Banca Popolare dell'Etruria e del Lazio..............    20,702      17,303
  #*Banca Popolare di Milano Scarl....................... 5,931,771   2,912,256
    Banca Popolare di Sondrio Scarl......................   439,395   2,305,439
    Banca Profilo SpA....................................   191,941      56,106
    Banco di Desio e della Brianza SpA...................    50,037     125,730
   *Banco Popolare....................................... 2,367,547   3,021,956
    BasicNet SpA.........................................    47,125      99,110
    Beghelli SpA.........................................    52,121      22,061
   *Biesse SpA...........................................     8,931      36,194
    Brembo SpA...........................................    37,969     825,669
   *Brioschi Sviluppo Immobiliare SpA....................   218,173      23,689
    Brunello Cucinelli SpA...............................     5,444     147,527
    Buzzi Unicem SpA.....................................   145,043   2,143,028
    Cairo Communication SpA..............................    13,925      77,070
   *Caltagirone Editore SpA..............................   103,994     111,566
   *Carraro SpA..........................................    24,693      66,846
    Cembre SpA...........................................     4,534      42,047
    Cementir Holding SpA.................................   108,342     357,822
   *CIR-Compagnie Industriali Riunite SpA................   766,611   1,005,018
    Credito Bergamasco SpA...............................     7,858     116,405
    Credito Emiliano SpA.................................   168,561     926,770
   *d'Amico International Shipping SA....................   149,651     105,155
    Danieli & C Officine Meccaniche SpA..................    23,943     625,721
    Datalogic SpA........................................     1,298      11,223

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
    Davide Campari-Milano SpA............................   173,024 $ 1,339,596
    De'Longhi SpA........................................    47,129     752,807
   *Delclima.............................................    35,945      34,920
    DiaSorin SpA.........................................    11,549     486,627
    Ei Towers SpA........................................     9,416     351,510
    Enel Green Power SpA................................. 1,159,587   2,581,149
    Enel SpA.............................................   765,895   2,562,848
    Engineering SpA......................................     7,444     294,694
    Eni SpA..............................................   452,654   9,997,824
   #Eni SpA Sponsored ADR................................   221,992   9,800,947
    ERG SpA..............................................   102,190     994,686
    Esprinet SpA.........................................    50,710     220,051
   *Eurotech SpA.........................................    33,665      53,559
   *Falck Renewables SpA.................................   244,688     281,070
    Fiat Industrial SpA..................................   279,288   3,448,145
  #*Fiat SpA............................................. 1,296,040  10,333,805
   *Fiat SpA Sponsored ADR...............................     8,900      71,556
   *Fiera Milano SpA.....................................     2,610      15,463
  #*Finmeccanica SpA.....................................   682,403   3,570,125
  #*Fondiaria-Sai SpA....................................   524,413   1,086,242
    Gas Plus.............................................     5,879      34,615
   *Gemina SpA...........................................   883,822   1,842,976
   #Geox SpA.............................................   147,930     385,553
   *Gruppo Editoriale L'Espresso SpA.....................   217,894     266,702
    Gruppo MutuiOnline SpA...............................       659       3,178
    Hera SpA.............................................   642,313   1,296,145
   *IMMSI SpA............................................   295,381     171,287
    Indesit Co. SpA......................................    66,609     493,251
    Industria Macchine Automatiche SpA...................     6,285     154,656
   *Intek Group SpA......................................   363,715     130,519
    Interpump Group SpA..................................   103,059   1,021,645
    Intesa Sanpaolo SpA.................................. 6,641,414  12,668,803
    Intesa Sanpaolo SpA Sponsored ADR....................    13,817     157,652
   #Iren SpA.............................................   628,381     706,126
   #Italcementi SpA......................................   148,666   1,104,237
   *Italmobiliare SpA....................................    13,001     310,629
   *Juventus Football Club SpA...........................   919,332     240,342
  #*Landi Renzo SpA......................................    62,245      84,547
    Lottomatica Group SpA................................    62,496   1,734,773
    Luxottica Group SpA..................................    14,560     771,387
    Luxottica Group SpA Sponsored ADR....................    13,400     703,500
    MARR SpA.............................................    25,692     335,930
  #*Mediaset SpA......................................... 1,010,621   4,414,827
    Mediobanca SpA.......................................   892,462   5,498,048
    Mediolanum SpA.......................................   254,668   1,940,784
   *Milano Assicurazioni SpA.............................   271,486     183,265
    Nice SpA.............................................    16,046      53,313
    Parmalat SpA.........................................   940,095   3,073,040
    Piaggio & C SpA......................................   270,693     756,430
   *Pininfarina SpA......................................    18,158      70,283
   #Pirelli & C. SpA.....................................   256,308   3,365,826
   *Poltrona Frau SpA....................................    72,321     153,240
  #*Prelios SpA..........................................   172,870     139,226

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
   *Premafin Finanziaria SpA............................   173,719 $     38,784
   *Prima Industrie SpA.................................       514        6,483
    Prysmian SpA........................................    87,952    1,788,141
   *RCS MediaGroup SpA..................................    22,552       38,612
    Recordati SpA.......................................    84,777    1,003,567
   *Reno de Medici SpA..................................   220,924       32,028
    Reply SpA...........................................     3,931      177,218
   *Retelit SpA.........................................   172,740      104,341
    Sabaf SpA...........................................     3,423       45,067
    SAES Getters SpA....................................     4,958       45,283
   *Safilo Group SpA....................................    64,008    1,317,361
    Saipem SpA..........................................    40,836      870,510
    Salvatore Ferragamo Italia SpA......................    16,292      558,445
  #*Saras SpA...........................................   307,802      377,353
  #*Snai SpA............................................     8,397        9,272
    Snam SpA............................................   446,719    2,111,219
    Societa Cattolica di Assicurazioni S.c.r.l..........    60,196    1,354,065
    Societa Iniziative Autostradali e Servizi SpA.......    92,815      812,673
    Societa Partecipazioni Finanziarie SpA..............   271,551           --
    Societa per la Bonifica dei Terreni Ferraresi e
      Imprese Agricole SpA..............................       954       45,258
    Sogefi SpA..........................................    79,982      316,177
    SOL SpA.............................................    26,109      186,225
   *Sorin SpA...........................................   411,834    1,122,051
  #*Telecom Italia Media SpA............................   432,146       47,732
    Telecom Italia SpA.................................. 4,790,519    3,286,335
   #Telecom Italia SpA Sponsored ADR....................   342,088    2,353,565
    Tenaris SA ADR......................................    49,796    2,213,432
    Terna Rete Elettrica Nazionale SpA..................   564,184    2,519,969
   *Tiscali SpA.........................................   932,426       47,543
   #Tod's SpA...........................................     5,013      816,682
    Trevi Finanziaria Industriale SpA...................    69,003      576,676
   *Uni Land SpA........................................    58,555           --
    UniCredit SpA....................................... 2,284,418   12,478,187
    Unione di Banche Italiane SCPA...................... 1,479,718    6,307,639
    Unipol Gruppo Finanziario SpA.......................   477,520    1,836,084
    Vianini Lavori SpA..................................    27,367      123,848
    Vittoria Assicurazioni SpA..........................    39,838      368,006
  #*Yoox SpA............................................    21,873      574,572
    Zignago Vetro SpA...................................    11,452       68,554
                                                                   ------------
TOTAL ITALY.............................................            182,952,421
                                                                   ------------
JAPAN -- (18.7%)
    77 Bank, Ltd. (The).................................   575,000    2,777,627
  #*A&A Material Corp...................................    12,000       11,490
    A&D Co., Ltd........................................    23,200      154,645
    A.S. One Corp.......................................    17,690      413,116
   #ABC-Mart, Inc.......................................     9,500      428,429
    Accordia Golf Co., Ltd..............................     1,520    1,657,366
    Achilles Corp.......................................   281,000      355,279
    ADEKA Corp..........................................   156,900    1,582,398
    Aderans Co., Ltd....................................     6,800       97,554
    Advan Co., Ltd......................................    21,700      247,130
   #Advantest Corp......................................    60,700      790,681

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Advantest Corp. ADR...................................  15,767 $  205,129
   #Aeon Co., Ltd......................................... 327,600  4,502,565
    Aeon Delight Co., Ltd.................................     800     14,604
    Aeon Fantasy Co., Ltd.................................  10,500    168,052
    Aeon Mall Co., Ltd....................................  13,420    333,732
   *Agora Hospitality Group Co., Ltd......................  41,000     17,126
    Agrex, Inc............................................   4,200     35,499
    Ahresty Corp..........................................  31,800    216,701
    Ai Holdings Corp......................................  45,900    392,569
    Aica Kogyo Co., Ltd...................................  48,300    932,377
    Aichi Bank, Ltd. (The)................................  15,500    704,774
    Aichi Corp............................................  51,200    269,236
    Aichi Steel Corp...................................... 188,000    897,921
    Aichi Tokei Denki Co., Ltd............................  70,000    202,765
    Aida Engineering, Ltd.................................  80,100    630,898
   *Aigan Co., Ltd........................................  26,900     76,855
    Ain Pharmaciez, Inc...................................  12,600    547,822
   #Aiphone Co., Ltd......................................  21,600    345,445
    Air Water, Inc........................................ 109,000  1,596,921
    Airport Facilities Co., Ltd...........................  35,100    207,139
    Aisan Industry Co., Ltd...............................  51,200    514,012
    Aisin Seiki Co., Ltd..................................  71,100  2,816,595
   #Aizawa Securities Co., Ltd............................  48,200    321,418
    Ajinomoto Co., Inc.................................... 415,000  5,788,860
    Akita Bank, Ltd. (The)................................ 309,000    831,312
    Alconix Corp..........................................   7,800    149,476
    Alfresa Holdings Corp.................................  56,100  2,783,053
   #Alinco, Inc...........................................   9,900     83,838
    Allied Telesis Holdings KK............................ 125,800    111,631
   #Alpen Co., Ltd........................................  34,300    662,017
    Alpha Corp............................................   3,500     35,787
    Alpha Systems, Inc....................................  11,520    131,940
    Alpine Electronics, Inc...............................  84,800    832,348
    Alps Electric Co., Ltd................................ 287,600  2,155,085
    Alps Logistics Co., Ltd...............................  10,900    115,731
    Altech Corp...........................................  12,600    130,141
   #Amada Co., Ltd........................................ 604,000  4,333,344
    Amano Corp............................................  94,900  1,015,863
    Amiyaki Tei Co., Ltd..................................      33    101,308
    Amuse, Inc............................................   8,920    215,391
    ANA Holdings, Inc..................................... 314,000    646,596
    Anest Iwata Corp......................................  48,000    234,946
    Anritsu Corp.......................................... 119,000  1,493,070
    AOC Holdings, Inc.....................................  77,400    251,611
    AOI Electronic Co., Ltd...............................   6,400     93,316
    AOI Pro, Inc..........................................   5,500     34,632
    AOKI Holdings, Inc....................................  27,400    872,273
    Aomori Bank, Ltd. (The)............................... 346,000    903,349
    Aoyama Trading Co., Ltd...............................  92,000  2,295,348
  #*Aozora Bank, Ltd...................................... 767,000  2,369,417
    Arakawa Chemical Industries, Ltd......................  22,600    189,941
    Arata Corp............................................   4,000     14,413
   #Araya Industrial Co., Ltd.............................  59,000     81,106

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Arcland Sakamoto Co., Ltd.............................    24,500 $  380,959
    Arcs Co., Ltd.........................................    53,573    986,944
    Argo Graphics, Inc....................................     9,800    173,307
    Ariake Japan Co., Ltd.................................    25,900    606,707
    Arisawa Manufacturing Co., Ltd........................    59,900    251,347
   #Arnest One Corp.......................................    48,300    913,149
    Artnature, Inc........................................     6,200    136,018
    Asahi Broadcasting Corp...............................     6,500     49,527
    Asahi Co., Ltd........................................     6,200     99,234
    Asahi Diamond Industrial Co., Ltd.....................    84,800    875,139
    Asahi Glass Co., Ltd.................................. 1,052,000  6,803,952
   #Asahi Group Holdings, Ltd.............................    91,400  2,328,221
    Asahi Holdings, Inc...................................    35,100    622,375
    Asahi Kasei Corp...................................... 1,050,000  6,640,428
    Asahi Kogyosha Co., Ltd...............................    31,000    107,611
    Asahi Net, Inc........................................     7,000     29,598
    Asahi Organic Chemicals Industry Co., Ltd.............   104,000    234,236
  #*Asanuma Corp..........................................   138,000     98,410
   #Asatsu-DK, Inc........................................    51,400  1,347,411
    Asax Co., Ltd.........................................        22     35,564
  #*Ashimori Industry Co., Ltd............................   100,000    136,735
   #Asics Corp............................................    42,700    717,284
    ASKA Pharmaceutical Co., Ltd..........................    38,000    257,888
    ASKUL Corp............................................    19,500    358,196
    Astellas Pharma, Inc..................................    42,000  2,246,280
    Asunaro Aoki Construction Co., Ltd....................    41,500    242,521
    Atom Corp.............................................    14,400     87,984
    Atsugi Co., Ltd.......................................   328,000    354,508
    Autobacs Seven Co., Ltd...............................   117,200  1,718,802
   #Avex Group Holdings, Inc..............................    34,200  1,172,601
    Awa Bank, Ltd. (The)..................................   331,000  1,731,165
    Axell Corp............................................    10,100    194,518
    Azbil Corp............................................    92,900  1,993,641
    Bando Chemical Industries, Ltd........................   147,000    522,837
    Bank of Iwate, Ltd. (The).............................    28,500  1,254,144
    Bank of Kyoto, Ltd. (The).............................   325,000  2,595,239
    Bank of Nagoya, Ltd. (The)............................   286,000    993,765
    Bank of Okinawa, Ltd. (The)...........................    33,450  1,369,465
    Bank of Saga, Ltd. (The)..............................   230,000    464,465
    Bank of the Ryukyus, Ltd..............................    68,000    875,868
    Bank of Yokohama, Ltd. (The).......................... 1,191,000  6,527,518
    Belc Co., Ltd.........................................    14,338    251,385
    Belluna Co., Ltd......................................    38,800    391,975
   #Benefit One, Inc......................................        22     38,107
    Benesse Holdings, Inc.................................    21,500    741,437
    Best Bridal, Inc......................................     8,400     73,393
   *Best Denki Co., Ltd...................................   117,500    193,875
   #Bic Camera, Inc.......................................     1,506    764,154
   #Bit-isle, Inc.........................................     5,500     49,386
    BML, Inc..............................................    17,600    457,858
    Bookoff Corp..........................................    19,300    134,169
    Bridgestone Corp......................................    84,900  3,006,036
    Brother Industries, Ltd...............................   276,400  3,068,864

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Bunka Shutter Co., Ltd................................  73,000 $  415,431
    C Uyemura & Co., Ltd..................................     900     41,401
    CAC Corp..............................................  24,400    211,554
    Calbee, Inc...........................................   3,200    307,960
    Calsonic Kansei Corp.................................. 298,000  1,562,657
    Can Do Co., Ltd.......................................   3,300     48,468
    Canon Electronics, Inc................................  35,400    667,929
    Canon Marketing Japan, Inc............................  93,600  1,196,296
    Canon, Inc............................................  92,934  2,866,471
   #Canon, Inc. Sponsored ADR.............................  59,377  1,831,187
   #Casio Computer Co., Ltd............................... 241,500  2,152,299
    Cawachi, Ltd..........................................  27,900    558,765
    Central Glass Co., Ltd................................ 349,000  1,098,834
    Central Japan Railway Co..............................  17,700  2,168,274
    Central Sports Co., Ltd...............................   1,100     17,508
    Century Tokyo Leasing Corp............................  68,230  1,873,727
    Chiba Bank, Ltd. (The)................................ 752,000  5,202,710
   *Chiba Kogyo Bank, Ltd. (The)..........................  69,900    512,828
    Chino Corp............................................  57,000    124,925
    Chiyoda Co., Ltd......................................  33,100    852,926
   #Chiyoda Corp..........................................  75,000    889,839
    Chiyoda Integre Co., Ltd..............................  22,100    313,471
   #Chori Co., Ltd........................................  24,400    248,179
    Chubu Electric Power Co., Inc.........................  77,300  1,071,741
    Chubu Shiryo Co., Ltd.................................  29,700    159,723
    Chuetsu Pulp & Paper Co., Ltd......................... 134,000    192,675
   *Chugai Mining Co., Ltd................................ 259,700     74,102
    Chugai Pharmaceutical Co., Ltd........................  19,800    392,597
   #Chugai Ro Co., Ltd.................................... 116,000    287,565
    Chugoku Bank, Ltd. (The).............................. 222,000  2,882,555
   #Chugoku Electric Power Co., Inc. (The)................  76,000  1,116,243
    Chugoku Marine Paints, Ltd............................ 114,000    592,963
    Chukyo Bank, Ltd. (The)............................... 192,000    346,574
    Chuo Denki Kogyo Co., Ltd.............................  31,000    108,716
    Chuo Gyorui Co., Ltd..................................  38,000     84,544
    Chuo Spring Co., Ltd..................................  60,000    195,875
    Citizen Holdings Co., Ltd............................. 427,850  2,442,784
    CKD Corp..............................................  97,200    741,081
  #*Clarion Co., Ltd...................................... 164,000    201,817
    Cleanup Corp..........................................  35,300    285,751
   #CMIC Holdings Co., Ltd................................  11,000    212,947
    CMK Corp..............................................  75,800    249,374
   *Co-Op Chemical Co., Ltd...............................  26,000     34,165
    Coca-Cola Central Japan Co., Ltd......................  83,067  1,109,740
    Coca-Cola West Co., Ltd............................... 106,902  2,076,511
    Cocokara fine, Inc....................................  23,320    725,221
    Computer Engineering & Consulting, Ltd................  17,600    107,385
    COMSYS Holdings Corp.................................. 184,200  2,338,969
    Core Corp.............................................   4,800     36,503
    Corona Corp...........................................  22,200    241,502
    Cosel Co., Ltd........................................  32,900    379,187
   *Cosmo Oil Co., Ltd.................................... 935,000  1,734,846
  #*Cosmos Initia Co., Ltd................................  19,800    134,413

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
    Cosmos Pharmaceutical Corp.............................   3,000 $  318,503
    Create Medic Co., Ltd..................................   3,500     30,731
    CREATE SD HOLDINGS Co., Ltd............................     500     18,182
    Credit Saison Co., Ltd................................. 156,300  3,498,854
   #Cresco, Ltd............................................  36,000    267,672
   #Cross Plus, Inc........................................   2,000     17,713
    CTI Engineering Co., Ltd...............................  12,800     96,562
    Cybernet Systems Co., Ltd..............................     104     33,292
    Cybozu, Inc............................................     130     37,227
    Dai Nippon Printing Co., Ltd........................... 559,000  4,974,496
   #Dai Nippon Toryo Co., Ltd.............................. 184,000    281,205
    Dai-Dan Co., Ltd.......................................  42,000    217,296
    Dai-Ichi Kogyo Seiyaku Co., Ltd........................  47,000    110,194
    Dai-ichi Life Insurance Co., Ltd. (The)................   4,103  5,584,982
   #Dai-ichi Seiko Co., Ltd................................  15,700    204,130
    Daibiru Corp...........................................  80,000    839,060
    Daicel Corp............................................ 413,000  3,554,778
    Daido Kogyo Co., Ltd...................................  57,000    138,336
    Daido Metal Co., Ltd...................................  56,000    365,414
    Daido Steel Co., Ltd................................... 409,000  2,368,264
    Daidoh, Ltd............................................  34,800    233,246
  #*Daiei, Inc. (The)...................................... 178,400    589,308
    Daifuku Co., Ltd....................................... 148,500  1,356,085
    Daihatsu Diesel Manufacturing Co., Ltd.................  10,000     40,692
    Daihatsu Motor Co., Ltd................................  66,000  1,450,706
    Daihen Corp............................................ 170,000    669,951
    Daiho Corp............................................. 118,000    157,405
    Daiichi Jitsugyo Co., Ltd..............................  82,000    328,530
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd..................   3,000     63,326
    Daiichi Sankyo Co., Ltd................................ 213,900  3,480,904
    Daiichikosho Co., Ltd..................................  27,800    777,117
    Daiken Corp............................................ 115,000    303,484
    Daiki Aluminium Industry Co., Ltd......................  46,000    139,690
    Daiki Ataka Engineering Co., Ltd.......................  12,000     44,038
   #Daikin Industries, Ltd.................................  48,900  2,031,632
    Daiko Clearing Services Corp...........................  13,800     84,036
    Daikoku Denki Co., Ltd.................................  12,400    236,362
   #Daikokutenbussan Co., Ltd..............................   7,000    205,372
    Daikyo, Inc............................................ 458,392  1,376,811
    Dainichi Co., Ltd......................................  17,300    134,878
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.................................................. 117,000    494,738
    Dainippon Sumitomo Pharma Co., Ltd.....................  97,300  1,290,498
   #Daio Paper Corp........................................ 159,000    955,874
    Daisan Bank, Ltd. (The)................................ 239,000    370,453
   #Daiseki Co., Ltd.......................................  46,725    818,505
    Daishi Bank, Ltd. (The)................................ 520,000  1,759,369
    Daishinku Corp.........................................  67,000    268,596
    Daiso Co., Ltd......................................... 118,000    338,099
   #Daisyo Corp............................................  24,700    336,331
    Daito Bank, Ltd. (The)................................. 261,000    228,835
    Daito Electron Co., Ltd................................   1,000      4,021
    Daito Pharmaceutical Co., Ltd..........................  12,700    181,535
    Daito Trust Construction Co., Ltd......................  13,200  1,206,139

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Daiwa House Industry Co., Ltd........................   300,000 $ 5,509,733
    Daiwa Industries, Ltd................................    33,000     203,831
    Daiwa Securities Group, Inc.......................... 1,455,000  12,343,046
    Daiwabo Holdings Co., Ltd............................   355,000     572,300
    DC Co., Ltd..........................................    25,000      74,421
    DCM Holdings Co., Ltd................................   157,280   1,125,695
   #Dena Co., Ltd........................................    40,200     762,789
    Denki Kagaku Kogyo KK................................   795,000   2,929,400
    Denki Kogyo Co., Ltd.................................   109,000     591,279
    Denso Corp...........................................   125,500   5,696,658
    Dentsu, Inc..........................................   110,300   3,512,224
    Denyo Co., Ltd.......................................    27,300     387,630
    Descente, Ltd........................................    63,000     469,067
    DIC Corp.............................................   566,000   1,475,157
    Digital Garage, Inc..................................       106     416,853
   #Disco Corp...........................................    17,700   1,046,099
    DMW Corp.............................................       900      14,434
    Don Quijote Co., Ltd.................................    14,200     742,709
    Doshisha Co., Ltd....................................    32,200     452,887
    Doutor Nichires Holdings Co., Ltd....................    55,923     863,977
    Dowa Holdings Co., Ltd...............................   273,500   2,497,496
   #Dr Ci:Labo Co., Ltd..................................        79     210,738
    Dream Incubator, Inc.................................        39      56,888
    DTS Corp.............................................    35,600     499,183
   #Dunlop Sports Co., Ltd...............................    21,200     247,666
    Duskin Co., Ltd......................................    85,900   1,600,414
    Dynic Corp...........................................    14,000      23,981
    Eagle Industry Co., Ltd..............................    39,000     531,198
    Earth Chemical Co., Ltd..............................     3,400     121,315
    East Japan Railway Co................................    41,600   3,346,819
    Ebara Corp...........................................   585,000   3,210,323
    Ebara Jitsugyo Co., Ltd..............................    11,000     146,099
    Echo Trading Co., Ltd................................     3,000      24,199
   #EDION Corp...........................................   155,900     889,919
    Ehime Bank, Ltd. (The)...............................   198,000     476,437
    Eidai Co., Ltd.......................................    25,000     101,996
    Eighteenth Bank, Ltd. (The)..........................   284,000     648,355
   #Eiken Chemical Co., Ltd..............................    27,200     453,236
    Eisai Co., Ltd.......................................    16,800     710,122
    Eizo Corp............................................    29,500     661,551
    Elecom Co., Ltd......................................    11,600     139,794
    Electric Power Development Co., Ltd..................    29,000     959,176
    Elematec Corp........................................    11,103     140,467
    Emori & Co., Ltd.....................................     5,100      75,232
    en-japan, Inc........................................        61     108,210
    Enplas Corp..........................................     9,900     791,850
   *Enshu, Ltd...........................................    45,000      65,929
    Ensuiko Sugar Refining Co., Ltd......................     9,600      28,768
   #EPS Corp.............................................       138     162,499
    ESPEC Corp...........................................    36,900     282,301
    Excel Co., Ltd.......................................     7,600      88,772
    Exedy Corp...........................................    55,500   1,492,939
    Ezaki Glico Co., Ltd.................................    65,000     672,130

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    F&A Aqua Holdings, Inc...............................    22,500 $   341,584
    F-Tech, Inc..........................................     9,800     150,846
    Faith, Inc...........................................       948      97,473
    FALCO SD HOLDINGS Co., Ltd...........................     8,600     119,889
    FamilyMart Co., Ltd..................................    17,300     763,355
    Fancl Corp...........................................    74,300     921,076
    FANUC Corp...........................................    14,000   2,119,775
    Fast Retailing Co., Ltd..............................     3,600   1,229,520
    FCC Co., Ltd.........................................    50,400   1,173,139
  #*FDK Corp.............................................    84,000      72,731
    Felissimo Corp.......................................     1,200      14,211
   #Ferrotec Corp........................................    58,900     270,444
    FIDEA Holdings Co., Ltd..............................    95,200     199,642
    Fields Corp..........................................    18,500     300,868
  #*First Baking Co., Ltd................................    12,000      14,317
   #Foster Electric Co., Ltd.............................    42,100     723,101
    FP Corp..............................................    12,400     873,166
    France Bed Holdings Co., Ltd.........................   193,000     381,554
   *Fudo Tetra Corp......................................   124,700     191,830
    Fuji Co. Ltd/Ehime...................................    23,300     420,211
    Fuji Corp., Ltd......................................    35,400     233,544
    Fuji Electric Co., Ltd...............................   829,000   3,097,157
    Fuji Electronics Co., Ltd............................    17,000     220,245
    Fuji Furukawa Engineering & Construction Co., Ltd....    10,000      24,579
    Fuji Heavy Industries, Ltd...........................   428,000  10,538,005
    Fuji Kiko Co., Ltd...................................    17,000      50,615
    Fuji Kosan Co., Ltd..................................    11,000      63,819
   #Fuji Kyuko Co., Ltd..................................    14,000     149,614
    Fuji Media Holdings, Inc.............................       507     916,168
    Fuji Oil Co. Ltd/Osaka...............................   104,200   1,744,608
    Fuji Oozx, Inc.......................................     6,000      28,391
    Fuji Pharma Co., Ltd.................................     9,900     187,811
    Fuji Seal International, Inc.........................    37,200   1,078,495
    Fuji Soft, Inc.......................................    37,200     699,877
   #Fujibo Holdings, Inc.................................   181,000     384,049
    Fujicco Co., Ltd.....................................    32,600     378,008
    FUJIFILM Holdings Corp...............................   246,475   5,400,398
    Fujikura Kasei Co., Ltd..............................    42,500     199,758
    Fujikura Rubber, Ltd.................................    18,900      65,171
    Fujikura, Ltd........................................   636,000   2,318,878
    Fujimi, Inc..........................................    31,400     363,529
    Fujimori Kogyo Co., Ltd..............................    15,100     460,351
    Fujita Kanko, Inc....................................    11,000      44,336
    Fujitec Co., Ltd.....................................    98,000     929,924
    Fujitsu Frontech, Ltd................................    25,200     157,981
    Fujitsu General, Ltd.................................    42,000     481,083
    Fujitsu, Ltd......................................... 1,492,292   5,712,785
    Fujiya Co., Ltd......................................   116,000     223,706
    FuKoKu Co., Ltd......................................     8,400      69,328
    Fukuda Corp..........................................    42,000     132,877
    Fukui Bank, Ltd. (The)...............................   383,000     851,060
    Fukuoka Financial Group, Inc.........................   775,600   3,494,072
    Fukushima Bank, Ltd. (The)...........................   378,000     288,796

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Fukushima Industries Corp.............................    18,200 $  271,207
   #Fukuyama Transporting Co., Ltd........................   233,000  1,418,719
   #Fumakilla, Ltd........................................    15,000     44,377
    Funai Consulting, Inc.................................    24,000    175,698
    Furukawa Battery Co., Ltd.............................    18,000     98,908
    Furukawa Co., Ltd.....................................   461,000    920,367
    Furukawa Electric Co., Ltd............................ 1,006,067  2,428,747
   #Furukawa-Sky Aluminum Corp............................   152,000    403,942
   #Furuno Electric Co., Ltd..............................    32,100    224,243
    Furusato Industries, Ltd..............................    14,900    143,261
    Furuya Metal Co., Ltd.................................     1,400     45,560
    Fuso Chemical Co., Ltd................................       200      5,211
    Fuso Pharmaceutical Industries, Ltd...................   108,000    337,811
   *Futaba Industrial Co., Ltd............................   106,700    463,692
    Future Architect, Inc.................................     6,900     34,428
    Fuyo General Lease Co., Ltd...........................    24,400    848,579
    G-7 Holdings, Inc.....................................     6,500     52,078
    G-Tekt Corp...........................................    13,800    352,326
   #Gakken Holdings Co., Ltd..............................    98,000    289,948
    Gecoss Corp...........................................    25,000    141,716
   #Geo Holdings Corp.....................................       642    590,560
    GLOBERIDE, Inc........................................    95,000    106,529
    Glory, Ltd............................................   103,600  2,428,219
    Godo Steel, Ltd.......................................   236,000    393,857
    Goldcrest Co., Ltd....................................    31,230    751,704
    Goldwin, Inc..........................................    72,000    341,570
    Gourmet Kineya Co., Ltd...............................    28,000    199,450
  #*Gree, Inc.............................................    56,800    460,256
   #GS Yuasa Corp.........................................   499,000  2,197,878
   #GSI Creos Corp........................................   122,000    189,160
    Gulliver International Co., Ltd.......................    80,100    499,704
   #Gun-Ei Chemical Industry Co., Ltd.....................    89,000    488,386
    Gunma Bank, Ltd. (The)................................   667,000  3,770,768
    Gunze, Ltd............................................   319,000    790,475
    Gurunavi, Inc.........................................     7,100     76,415
    H-One Co., Ltd........................................    20,800    215,091
    H2O Retailing Corp....................................   160,000  1,407,994
    Hachijuni Bank, Ltd. (The)............................   682,000  4,001,209
    Hagihara Industries, Inc..............................     4,900     77,035
    Hagoromo Foods Corp...................................     3,000     33,572
   #Hajime Construction Co., Ltd..........................     5,200    268,651
    Hakudo Co., Ltd.......................................     5,600     44,918
    Hakuhodo DY Holdings, Inc.............................    27,390  1,885,037
    Hakuto Co., Ltd.......................................    28,700    263,607
    Hamakyorex Co., Ltd...................................    10,600    348,793
    Hamamatsu Photonics KK................................    45,900  1,593,601
    Hankyu Hanshin Holdings, Inc..........................   821,000  4,696,562
    Hanwa Co., Ltd........................................   351,000  1,445,477
    Happinet Corp.........................................    23,000    166,839
    Harashin Narus Holdings Co., Ltd......................     8,100    133,154
    Hard Off Corp. Co., Ltd...............................    16,700    127,701
    Harima Chemicals Group, Inc...........................    22,000    105,825
    Haruyama Trading Co., Ltd.............................     6,500     45,159

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
  #*Haseko Corp.......................................... 1,146,000 $ 1,422,895
    Hazama Ando Corp.....................................   203,680     441,757
    Heiwa Corp...........................................    45,400     781,308
    Heiwa Real Estate Co., Ltd...........................    57,900     926,100
    Heiwado Co., Ltd.....................................    55,800     912,168
    HI-LEX Corp..........................................     5,200     105,017
    Hibiya Engineering, Ltd..............................    40,600     434,890
    Hiday Hidaka Corp....................................     9,720     204,201
    Higashi Nihon House Co., Ltd.........................    12,000      72,870
    Higashi-Nippon Bank, Ltd. (The)......................   233,000     496,723
    Higo Bank, Ltd. (The)................................   301,000   1,766,333
    Hikari Tsushin, Inc..................................    25,200   1,548,245
    Himaraya Co., Ltd....................................     3,300      43,547
    Hino Motors, Ltd.....................................   107,000   1,639,733
    Hioki EE Corp........................................     5,800      81,672
    Hiroshima Bank, Ltd. (The)...........................   842,000   3,499,913
    Hisaka Works, Ltd....................................    39,000     330,405
    Hisamitsu Pharmaceutical Co., Inc....................    11,600     638,563
    Hitachi Capital Corp.................................    81,700   1,946,674
    Hitachi Chemical Co., Ltd............................    99,200   1,669,096
    Hitachi Construction Machinery Co., Ltd..............    72,700   1,430,233
    Hitachi High-Technologies Corp.......................    80,600   1,756,673
    Hitachi Koki Co., Ltd................................    93,200     686,408
    Hitachi Kokusai Electric, Inc........................    27,000     269,325
    Hitachi Medical Corp.................................    33,000     398,446
    Hitachi Metals Techno, Ltd...........................     3,500      30,655
   #Hitachi Metals, Ltd..................................   152,730   1,833,491
    Hitachi Transport System, Ltd........................    74,200   1,065,248
    Hitachi Zosen Corp................................... 1,270,000   1,940,582
    Hitachi, Ltd.........................................   697,000   4,669,315
    Hitachi, Ltd. ADR....................................    95,037   6,381,735
    Hochiki Corp.........................................    15,000      72,989
    Hodogaya Chemical Co., Ltd...........................    91,000     170,638
    Hogy Medical Co., Ltd................................    20,900   1,191,941
    Hohsui Corp..........................................    11,000      13,351
  #*Hokkaido Electric Power Co., Inc.....................   116,500   1,520,798
   #Hokkaido Gas Co., Ltd................................    75,000     193,763
    Hokkan Holdings, Ltd.................................    70,000     214,048
    Hokko Chemical Industry Co., Ltd.....................    27,000      79,038
    Hokkoku Bank, Ltd. (The).............................   444,000   1,502,672
    Hokuetsu Bank, Ltd. (The)............................   358,000     703,812
    Hokuetsu Industries Co., Ltd.........................    10,000      27,437
    Hokuetsu Kishu Paper Co., Ltd........................   194,295     835,554
    Hokuhoku Financial Group, Inc........................ 2,010,000   3,788,521
    Hokuriku Electric Industry Co., Ltd..................    92,000     131,193
    Hokuriku Electric Power Co...........................    99,900   1,440,693
    Hokuriku Electrical Construction Co., Ltd............     9,000      30,842
   #Hokuto Corp..........................................    44,200     789,077
    Honda Motor Co., Ltd.................................   185,700   6,878,523
    Honda Motor Co., Ltd. Sponsored ADR..................   417,161  15,493,360
   #Honeys Co., Ltd......................................    27,960     308,290
   *Hoosiers Holdings Co., Ltd...........................    23,700     173,586
    Horiba, Ltd..........................................    54,100   1,973,013

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Hoshizaki Electric Co., Ltd...........................  30,100 $1,046,469
    Hosiden Corp.......................................... 105,100    579,588
    Hosokawa Micron Corp..................................  45,000    312,229
    House Foods Corp...................................... 111,100  1,784,995
    Howa Machinery, Ltd...................................  23,300    208,920
    Hoya Corp............................................. 121,200  2,612,056
    Hurxley Corp..........................................   2,200     16,809
    Hyakugo Bank, Ltd. (The).............................. 377,000  1,494,599
    Hyakujushi Bank, Ltd. (The)........................... 415,000  1,281,085
    I Metal Technology Co., Ltd...........................  14,000     24,933
    I-Net Corp/Kanagawa...................................   7,400     58,229
    Ibiden Co., Ltd....................................... 204,700  3,050,733
    IBJ Leasing Co., Ltd..................................  19,200    567,145
    Ichibanya Co., Ltd....................................   1,300     47,063
   #Ichigo Group Holdings Co., Ltd........................   1,352    945,615
    Ichiken Co., Ltd......................................  22,000     36,137
   *Ichikoh Industries, Ltd...............................  65,000    101,981
    ICHINEN HOLDINGS Co., Ltd.............................  25,072    171,295
    Idec Corp.............................................  38,700    348,704
    Idemitsu Kosan Co., Ltd...............................  22,900  1,907,087
    Ihara Chemical Industry Co., Ltd......................  58,000    356,574
   #IHI Corp.............................................. 838,000  3,525,139
    Iino Kaiun Kaisha, Ltd................................ 136,100    716,901
  #*Ikegami Tsushinki Co., Ltd............................  54,000     51,136
    Ikyu Corp.............................................      67     93,433
   #Imasen Electric Industrial............................  23,300    343,137
    Imperial Hotel, Ltd...................................   7,550    274,949
   #Inaba Denki Sangyo Co., Ltd...........................  40,300  1,107,818
    Inaba Seisakusho Co., Ltd.............................  17,800    260,480
    Inabata & Co., Ltd....................................  75,600    618,468
    Inageya Co., Ltd......................................  24,600    244,145
    Ines Corp.............................................  60,600    368,638
    Infocom Corp..........................................      46     74,440
    Information Services International-Dentsu, Ltd........  24,000    257,193
    Innotech Corp.........................................  29,600    137,669
    Inpex Corp............................................   1,121  4,901,352
    Intage, Inc...........................................   4,300    107,618
    Internet Initiative Japan, Inc........................  18,900    648,782
  #*Inui Steamship Co., Ltd...............................  50,700    169,817
   #Inui Warehouse Co., Ltd...............................  11,400    103,522
    Iriso Electronics Co., Ltd............................   7,600    214,856
    Ise Chemical Corp.....................................  18,000    193,762
   #Iseki & Co., Ltd...................................... 306,000  1,052,571
    Isetan Mitsukoshi Holdings, Ltd....................... 359,240  4,954,342
   *Ishihara Sangyo Kaisha, Ltd........................... 596,000    443,139
   #Ishizuka Glass Co., Ltd...............................  12,000     29,597
    Isuzu Motors, Ltd..................................... 333,000  2,361,101
    IT Holdings Corp...................................... 142,300  1,654,929
    ITC Networks Corp.....................................   4,100     34,593
    Itfor, Inc............................................  21,800     86,657
    Ito En, Ltd...........................................  25,700    602,131
    ITOCHU Corp........................................... 525,200  6,237,577
    Itochu Enex Co., Ltd..................................  98,400    496,814

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Itochu Techno-Solutions Corp..........................  16,300 $  645,877
    Itochu-Shokuhin Co., Ltd..............................  10,700    357,659
    Itoham Foods, Inc..................................... 253,000  1,084,354
    Itoki Corp............................................  70,800    337,898
   #Iwai Cosmo Holdings, Inc..............................  25,600    345,741
    Iwaki & Co., Ltd......................................  19,000     36,459
  #*Iwasaki Electric Co., Ltd............................. 111,000    219,404
    Iwatani Corp.......................................... 271,000    993,962
    Iwatsu Electric Co., Ltd.............................. 168,000    147,108
    Iyo Bank, Ltd. (The).................................. 428,157  4,084,074
    Izumi Co., Ltd........................................  47,100  1,420,710
    Izumiya Co., Ltd...................................... 100,000    450,126
  #*Izutsuya Co., Ltd..................................... 124,000    106,197
    J Front Retailing Co., Ltd............................ 616,600  4,899,451
    J-Oil Mills, Inc...................................... 173,000    524,319
    Jalux, Inc............................................   2,900     29,423
    Jamco Corp............................................  11,000    116,868
   *Janome Sewing Machine Co., Ltd........................ 310,000    243,211
   #Japan Airport Terminal Co., Ltd.......................  66,800  1,249,164
    Japan Aviation Electronics Industry, Ltd..............  95,000    882,179
    Japan Carlit Co., Ltd.................................  22,000    119,081
   #Japan Cash Machine Co., Ltd...........................  17,500    232,722
    Japan Digital Laboratory Co., Ltd.....................  38,100    364,352
    Japan Electronic Materials Corp.......................   4,100     15,725
   #Japan Exchange Group, Inc.............................   6,500    611,121
   #Japan Foundation Engineering Co., Ltd.................  10,400     31,518
    Japan Medical Dynamic Marketing, Inc..................   2,600      6,465
    Japan Oil Transportation Co., Ltd.....................   2,000      4,285
    Japan Pulp & Paper Co., Ltd........................... 133,000    416,648
  #*Japan Radio Co., Ltd..................................  98,000    323,139
    Japan Steel Works, Ltd. (The)......................... 376,000  2,109,029
    Japan Tobacco, Inc....................................  70,200  2,450,740
    Japan Transcity Corp..................................  74,000    255,028
    Japan Vilene Co., Ltd.................................  55,000    262,414
    Japan Wool Textile Co., Ltd. (The)....................  93,000    674,466
    Jastec Co., Ltd.......................................  13,400     94,481
   #JBCC Holdings, Inc....................................  22,200    244,655
    JCU Corp..............................................   2,100     87,264
   #JFE Holdings, Inc..................................... 355,708  8,023,221
    JGC Corp..............................................  38,000  1,339,409
   #Jidosha Buhin Kogyo Co., Ltd..........................  18,000     96,880
    Jimoto Holdings, Inc..................................   7,500     15,366
    JK Holdings Co., Ltd..................................  10,900     57,563
    JMS Co., Ltd..........................................  40,000    131,283
   *Joban Kosan Co., Ltd..................................  35,000     60,292
    Joshin Denki Co., Ltd.................................  65,000    537,323
    Jowa Holdings Co., Ltd................................   6,900    168,575
    Joyo Bank, Ltd. (The)................................. 669,000  3,598,673
   #JSP Corp..............................................  34,700    568,228
    JSR Corp..............................................  50,800    917,023
    JTEKT Corp............................................ 212,800  2,668,033
  #*Juki Corp.............................................  76,000    114,539
    Juroku Bank, Ltd. (The)............................... 553,000  2,029,294

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
   *Justsystems Corp......................................    33,500 $  157,698
   #JVC Kenwood Corp......................................   248,770    570,375
    JX Holdings, Inc...................................... 1,167,070  6,194,722
    K's Holdings Corp.....................................    63,620  2,166,004
    Kabuki-Za Co., Ltd....................................     1,000     50,531
   #Kadokawa Group Holdings, Inc..........................    32,700  1,209,774
    Kaga Electronics Co., Ltd.............................    34,900    278,754
    Kagome Co., Ltd.......................................    59,800  1,016,166
    Kagoshima Bank, Ltd. (The)............................   252,000  1,646,589
   #Kajima Corp...........................................   693,000  2,435,334
   #Kakaku.com, Inc.......................................    19,200    664,585
    Kaken Pharmaceutical Co., Ltd.........................    40,000    620,412
    Kakiyasu Honten Co., Ltd..............................       200      2,788
   #Kameda Seika Co., Ltd.................................    21,600    645,189
    Kamei Corp............................................    44,500    327,153
    Kamigumi Co., Ltd.....................................   381,000  3,158,013
    Kanaden Corp..........................................    27,000    172,219
    Kanagawa Chuo Kotsu Co., Ltd..........................    24,000    121,924
    Kanamoto Co., Ltd.....................................    43,000    906,072
    Kandenko Co., Ltd.....................................   196,000    985,437
    Kaneka Corp...........................................   474,000  3,205,331
   *Kanematsu Corp........................................   677,000    737,811
    Kanematsu Electronics, Ltd............................    41,300    522,725
   *Kansai Electric Power Co., Inc. (The).................   182,100  2,226,226
    Kansai Paint Co., Ltd.................................   180,000  2,332,109
    Kansai Urban Banking Corp.............................   280,000    308,198
  #*Kanto Denka Kogyo Co., Ltd............................    56,000    134,513
    Kanto Natural Gas Development, Ltd....................    42,000    354,809
    Kao Corp..............................................    35,000  1,120,776
    Kasai Kogyo Co., Ltd..................................    46,000    265,928
    Kasumi Co., Ltd.......................................    71,000    449,250
    Katakura Chikkarin Co., Ltd...........................    20,000     53,418
    Katakura Industries Co., Ltd..........................    39,300    462,677
    Kato Sangyo Co., Ltd..................................    37,200    781,798
    Kato Works Co., Ltd...................................   100,128    425,415
    KAWADA TECHNOLOGIES, Inc..............................     6,800    198,304
   #Kawai Musical Instruments Manufacturing Co., Ltd......   155,000    311,476
    Kawakin Holdings Co., Ltd.............................    10,000     28,572
    Kawasaki Heavy Industries, Ltd........................   929,000  3,393,399
    Kawasaki Kasei Chemicals, Ltd.........................    23,000     27,935
    Kawasaki Kinkai Kisen Kaisha, Ltd.....................    28,000     75,670
    Kawasaki Kisen Kaisha, Ltd............................ 1,538,000  3,144,392
    Kawasumi Laboratories, Inc............................    24,200    159,337
    KDDI Corp.............................................    62,600  3,463,604
    Keihan Electric Railway Co., Ltd......................   455,000  1,852,280
    Keihanshin Building Co., Ltd..........................    29,200    161,319
    Keihin Co. Ltd/Minato-Ku Tokyo Japan..................    87,000    139,219
    Keihin Corp...........................................    79,800  1,209,556
    Keikyu Corp...........................................   119,000    992,871
    Keio Corp.............................................   148,000  1,041,339
    Keisei Electric Railway Co., Ltd......................   166,000  1,597,211
    Keiyo Bank, Ltd. (The)................................   394,000  2,067,373
   #Keiyo Co., Ltd........................................    52,400    255,133

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Kenko Mayonnaise Co., Ltd.............................    11,400 $   98,855
    Kentucky Fried Chicken Japan, Ltd.....................     5,000    107,913
    Kewpie Corp...........................................   134,200  2,066,103
    KEY Coffee, Inc.......................................    34,500    540,304
    Keyence Corp..........................................     3,405  1,110,229
   #Kikkoman Corp.........................................   149,050  2,564,438
    Kimoto Co., Ltd.......................................    43,800    339,342
    Kimura Chemical Plants Co., Ltd.......................    21,300    120,748
    Kinden Corp...........................................   202,000  1,962,913
    King Jim Co., Ltd.....................................     3,500     24,873
    Kinki Sharyo Co., Ltd.................................    45,000    145,541
   #Kintetsu Corp.........................................   414,000  1,777,528
    Kintetsu World Express, Inc...........................    12,700    480,038
    Kinugawa Rubber Industrial Co., Ltd...................    65,000    346,790
    Kirin Holdings Co., Ltd...............................   301,980  4,464,809
    Kirindo Co., Ltd......................................     2,700     18,957
    Kisoji Co., Ltd.......................................    18,600    347,247
    Kita-Nippon Bank, Ltd. (The)..........................    11,300    261,397
    Kitagawa Iron Works Co., Ltd..........................   161,000    251,014
    Kitamura Co., Ltd.....................................       900      6,649
    Kitano Construction Corp..............................    89,000    188,959
    Kito Corp.............................................    15,100    226,192
    Kitz Corp.............................................   157,800    754,146
    Kiyo Holdings, Inc.................................... 1,059,000  1,467,793
  #*KLab, Inc.............................................    10,300    123,809
    Koa Corp..............................................    61,000    602,165
    Koatsu Gas Kogyo Co., Ltd.............................    38,000    204,999
    Kobayashi Pharmaceutical Co., Ltd.....................    15,200    792,250
   *Kobe Steel, Ltd....................................... 2,899,000  4,574,741
    Kobelco Eco-Solutions Co., Ltd........................     3,000     15,634
   #Kohnan Shoji Co., Ltd.................................    53,800    611,783
    Kohsoku Corp..........................................     9,300     87,827
    Koike Sanso Kogyo Co., Ltd............................    40,000     92,125
    Koito Manufacturing Co., Ltd..........................   127,000  2,448,879
   #Kojima Co., Ltd.......................................    49,400    151,198
    Kokuyo Co., Ltd.......................................   146,364  1,073,228
    KOMAIHALTEC, Inc......................................    71,000    151,242
    Komatsu Seiren Co., Ltd...............................    47,000    246,044
    Komatsu Wall Industry Co., Ltd........................     9,000    168,746
    Komatsu, Ltd..........................................   112,300  2,500,186
    Komeri Co., Ltd.......................................    47,300  1,164,433
    Konaka Co., Ltd.......................................    29,880    290,326
   #Konami Corp...........................................   115,762  2,561,718
   #Konami Corp. ADR......................................    19,770    435,731
    Kondotec, Inc.........................................    26,400    157,456
    Konica Minolta, Inc...................................   482,500  3,947,924
    Konishi Co., Ltd......................................    28,300    568,663
   *Kosaido Co., Ltd......................................       600      3,086
    Kose Corp.............................................    47,400  1,341,733
   #Koshidaka Holdings Co., Ltd...........................     1,200     38,782
    Kotobuki Spirits Co., Ltd.............................     2,900     38,472
    Krosaki Harima Corp...................................   103,000    206,692
    KRS Corp..............................................    11,500    111,672

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    KU Holdings Co., Ltd..................................   7,800 $   65,661
   #Kubota Corp. Sponsored ADR............................  44,682  3,257,765
   *Kumagai Gumi Co., Ltd................................. 285,000    278,771
   #Kumiai Chemical Industry Co., Ltd.....................  79,000    470,521
    Kura Corp.............................................  14,900    254,024
    Kurabo Industries, Ltd................................ 331,000    536,564
    Kuraray Co., Ltd...................................... 218,900  2,985,495
    Kuraudia Co., Ltd.....................................   1,200     14,129
    Kureha Corp........................................... 230,000    768,938
   #Kurimoto, Ltd......................................... 200,000    529,675
    Kurita Water Industries, Ltd.......................... 141,600  2,887,506
   #Kuroda Electric Co., Ltd..............................  54,700    761,884
    Kusuri No Aoki Co., Ltd...............................   3,300    249,895
    KYB Co., Ltd.......................................... 278,000  1,444,029
    Kyocera Corp..........................................  33,515  3,396,363
   #Kyocera Corp. Sponsored ADR...........................  28,900  2,937,685
    Kyoden Co., Ltd.......................................   7,000      9,149
    Kyodo Printing Co., Ltd............................... 142,000    393,795
   #Kyodo Shiryo Co., Ltd................................. 129,000    139,430
    Kyoei Sangyo Co., Ltd.................................  21,000     40,483
    Kyoei Steel, Ltd......................................  28,400    479,069
  #*Kyoei Tanker Co., Ltd.................................  35,000     79,049
   *Kyokuto Boeki Kaisha, Ltd.............................  16,000     32,098
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................  52,400    542,178
    Kyokuto Securities Co., Ltd...........................  29,400    500,661
   #Kyokuyo Co., Ltd...................................... 114,000    302,224
    KYORIN Holdings, Inc..................................  55,800  1,216,781
    Kyoritsu Maintenance Co., Ltd.........................  15,940    612,742
    Kyosan Electric Manufacturing Co., Ltd................  97,000    332,559
    Kyoto Kimono Yuzen Co., Ltd...........................  12,900    140,924
    Kyowa Exeo Corp....................................... 148,700  1,639,266
    Kyowa Hakko Kirin Co., Ltd............................ 176,000  1,754,173
    Kyowa Leather Cloth Co., Ltd..........................  13,100     38,075
    Kyudenko Corp.........................................  71,000    318,805
   *Kyushu Electric Power Co., Inc........................ 109,200  1,518,877
    LAC Co., Ltd..........................................   7,400     45,477
    Land Business Co., Ltd................................  10,200     56,813
    Lasertec Corp.........................................  26,400    292,131
    Lawson, Inc...........................................  10,200    799,302
    LEC, Inc..............................................   7,400     86,579
   #Life Corp.............................................  14,100    175,742
    Lintec Corp...........................................  85,100  1,604,591
   #Lion Corp............................................. 222,000  1,247,668
    LIXIL Group Corp...................................... 177,919  4,172,104
   *Lonseal Corp..........................................  23,000     26,484
    Look, Inc.............................................  55,000    181,220
   #M3, Inc...............................................     168    462,419
    Macnica, Inc..........................................  19,200    480,766
    Macromill, Inc........................................  15,600     92,281
    Maeda Corp............................................ 223,000  1,167,438
    Maeda Road Construction Co., Ltd...................... 111,000  1,820,079
    Maezawa Kasei Industries Co., Ltd.....................  11,000    112,120
    Maezawa Kyuso Industries Co., Ltd.....................  16,100    205,419

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
   #Makino Milling Machine Co., Ltd.......................   176,000 $1,024,432
    Makita Corp...........................................    14,500    754,301
    Makita Corp. Sponsored ADR............................    12,696    664,509
    Mamiya-Op Co., Ltd....................................    66,000    123,145
    Mandom Corp...........................................    23,200    823,345
    Marche Corp...........................................     2,000     17,088
    Mars Engineering Corp.................................    13,500    252,066
    Marubeni Corp.........................................   564,359  3,918,147
    Marubun Corp..........................................    27,100    115,942
    Marudai Food Co., Ltd.................................   170,000    539,520
   *Maruei Department Store Co., Ltd......................     5,000     11,824
    Maruetsu, Inc. (The)..................................    60,000    187,391
    Maruha Nichiro Holdings, Inc..........................   532,815  1,081,149
    Marui Group Co., Ltd..................................   351,500  3,418,301
    Maruka Machinery Co., Ltd.............................     7,200     87,664
   #Marusan Securities Co., Ltd...........................   115,900    824,585
   #Maruwa Co. Ltd/Aichi..................................    14,600    482,892
   #Maruyama Manufacturing Co., Inc.......................    70,000    183,142
  #*Maruzen CHI Holdings Co., Ltd.........................     6,400     17,952
    Maruzen Showa Unyu Co., Ltd...........................    91,000    311,660
    Marvelous AQL, Inc....................................       210    117,383
    Matsuda Sangyo Co., Ltd...............................    23,862    312,411
    Matsui Construction Co., Ltd..........................    27,000     91,111
   *Matsui Securities Co., Ltd............................    85,100    781,373
   #Matsumotokiyoshi Holdings Co., Ltd....................    51,000  1,537,326
   *Matsuya Co., Ltd......................................    14,700    172,222
    Matsuya Foods Co., Ltd................................    17,200    266,242
    Max Co., Ltd..........................................    59,000    687,658
    Maxvalu Tokai Co., Ltd................................    10,100    130,576
   *Mazda Motor Corp...................................... 2,344,000  9,766,290
   #McDonald's Holdings Co. Japan, Ltd....................    14,900    413,571
    MEC Co., Ltd..........................................    15,200     69,408
    Medical System Network Co., Ltd.......................     8,000     33,719
    Medipal Holdings Corp.................................   192,600  2,389,005
   #Megachips Corp........................................    27,500    429,058
    Megmilk Snow Brand Co., Ltd...........................    82,400  1,189,821
    Meidensha Corp........................................   277,000    891,062
    MEIJI Holdings Co., Ltd...............................    57,010  2,674,323
    Meiji Shipping Co., Ltd...............................     6,200     24,367
  #*Meiko Electronics Co., Ltd............................    17,600    121,525
   #Meisei Electric Co., Ltd..............................     4,000      3,423
    Meisei Industrial Co., Ltd............................    63,000    256,165
    Meitec Corp...........................................    17,300    467,509
    Meito Sangyo Co., Ltd.................................    12,900    133,021
    Meito Transportation Co., Ltd.........................     1,300      8,363
   #Meiwa Corp............................................    42,200    140,686
   *Meiwa Estate Co., Ltd.................................    26,500    103,643
   #Melco Holdings, Inc...................................    20,800    285,347
    Mesco, Inc............................................     6,000     36,081
    Message Co., Ltd......................................        74    181,431
    Michinoku Bank, Ltd. (The)............................   179,000    341,177
   *Micronics Japan Co., Ltd..............................     7,700     39,941
    Mie Bank, Ltd. (The)..................................   150,000    308,913

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Mikuni Corp..........................................     9,000 $    27,794
    Milbon Co., Ltd......................................     5,280     177,024
    Mimasu Semiconductor Industry Co., Ltd...............    27,100     235,266
    Minato Bank, Ltd. (The)..............................   311,000     526,512
   #Minebea Co., Ltd.....................................   561,000   2,198,778
    Ministop Co., Ltd....................................    25,600     419,346
    Miraca Holdings, Inc.................................    24,500   1,181,485
   #Miraial Co., Ltd.....................................     8,500     130,961
    Mirait Holdings Corp.................................   113,730   1,053,059
    Miroku Jyoho Service Co., Ltd........................    23,000      85,733
    Misawa Homes Co., Ltd................................    22,000     356,978
   #MISUMI Group, Inc....................................    29,500     801,898
    Mitani Corp..........................................    14,900     256,788
   #Mito Securities Co., Ltd.............................   102,000     495,913
    Mitsuba Corp.........................................    71,000   1,161,917
    Mitsubishi Chemical Holdings Corp.................... 1,377,500   6,463,466
    Mitsubishi Corp......................................   736,400  13,416,420
    Mitsubishi Electric Corp.............................   255,000   2,472,806
    Mitsubishi Estate Co., Ltd...........................    75,073   1,903,016
    Mitsubishi Gas Chemical Co., Inc.....................   527,000   3,895,686
    Mitsubishi Heavy Industries, Ltd..................... 1,177,000   6,319,693
  #*Mitsubishi Kakoki Kaisha, Ltd........................   110,000     193,805
    Mitsubishi Logistics Corp............................   185,000   2,695,087
    Mitsubishi Materials Corp............................ 1,112,200   3,912,300
  #*Mitsubishi Motors Corp...............................   105,600   1,390,776
    Mitsubishi Nichiyu Forklift Co., Ltd.................    31,000     145,710
   *Mitsubishi Paper Mills, Ltd..........................   535,000     496,442
    Mitsubishi Pencil Co., Ltd...........................    34,600     734,075
    Mitsubishi Research Institute, Inc...................       600      12,906
    Mitsubishi Shokuhin Co., Ltd.........................    13,800     347,831
    Mitsubishi Steel Manufacturing Co., Ltd..............   231,000     584,159
    Mitsubishi Tanabe Pharma Corp........................   223,500   3,010,703
    Mitsubishi UFJ Financial Group, Inc.................. 4,833,800  29,984,092
   #Mitsubishi UFJ Financial Group, Inc. ADR............. 1,847,677  11,547,981
    Mitsuboshi Belting Co., Ltd..........................    88,000     411,044
    Mitsui & Co., Ltd....................................   597,400   8,001,958
    Mitsui & Co., Ltd. Sponsored ADR.....................    15,592   4,181,774
    Mitsui Chemicals, Inc................................ 1,398,065   3,229,793
    Mitsui Engineering & Shipbuilding Co., Ltd........... 1,317,000   2,333,175
   #Mitsui Fudosan Co., Ltd..............................   178,000   5,365,326
    Mitsui High-Tec, Inc.................................    45,100     272,546
    Mitsui Home Co., Ltd.................................    50,000     239,794
    Mitsui Knowledge Industry Co., Ltd...................       942     140,826
   #Mitsui Matsushima Co., Ltd...........................   237,000     335,571
    Mitsui Mining & Smelting Co., Ltd.................... 1,054,000   2,360,960
   *Mitsui OSK Lines, Ltd................................ 1,117,000   4,295,217
    Mitsui Sugar Co., Ltd................................   155,000     502,876
    Mitsui-Soko Co., Ltd.................................   127,000     584,430
   *Mitsumi Electric Co., Ltd............................   176,700   1,273,926
    Mitsumura Printing Co., Ltd..........................    15,000      39,652
    Mitsuuroko Holdings Co., Ltd.........................    37,300     181,895
    Miura Co., Ltd.......................................    43,800   1,191,780
  #*Miyaji Engineering Group, Inc........................    95,000     149,972

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Miyazaki Bank, Ltd. (The)...........................    290,000 $   830,911
    Miyoshi Oil & Fat Co., Ltd..........................    111,000     160,713
    Mizuho Financial Group, Inc......................... 11,634,660  24,198,000
   #Mizuno Corp.........................................    177,605   1,103,095
    Mochida Pharmaceutical Co., Ltd.....................     62,000     778,527
   #Modec, Inc..........................................     18,100     529,700
   #Money Partners Group Co., Ltd.......................        231      65,698
    Monogatari Corp. (The)..............................      2,000      79,472
   #MORESCO Corp........................................      2,000      21,307
   #Mori Seiki Co., Ltd.................................    169,900   2,200,201
    Morinaga & Co., Ltd.................................    369,000     764,372
    Morinaga Milk Industry Co., Ltd.....................    333,000     964,953
    Morita Holdings Corp................................     57,000     485,665
   #Morozoff, Ltd.......................................     48,000     156,822
    Mory Industries, Inc................................     45,000     155,580
    MOS Food Services, Inc..............................     28,200     539,665
   #Moshi Moshi Hotline, Inc............................     42,400     528,014
    Mr Max Corp.........................................     35,900     121,238
    MS&AD Insurance Group Holdings......................    264,274   6,839,749
    MTI, Ltd............................................      4,300      31,615
    Murata Manufacturing Co., Ltd.......................     43,900   3,015,039
    Musashi Seimitsu Industry Co., Ltd..................     30,000     755,118
    Musashino Bank, Ltd. (The)..........................     55,800   1,981,975
   #Mutoh Holdings Co., Ltd.............................     43,000     173,296
   #Nabtesco Corp.......................................     38,300     801,913
    NAC Co., Ltd........................................      6,600     116,935
   #Nachi-Fujikoshi Corp................................    277,000   1,214,000
    Nafco Co., Ltd......................................        200       3,792
    Nagaileben Co., Ltd.................................     17,200     286,681
    Nagano Bank, Ltd. (The).............................     89,000     156,999
    Nagano Keiki Co., Ltd...............................      1,700      12,314
    Nagase & Co., Ltd...................................    192,200   2,495,337
    Nagatanien Co., Ltd.................................     10,000      90,625
   #Nagoya Railroad Co., Ltd............................    541,000   1,511,646
    Nakabayashi Co., Ltd................................     59,000     122,143
    Nakamuraya Co., Ltd.................................     41,000     164,869
    Nakano Corp.........................................      1,000       2,110
  #*Nakayama Steel Works, Ltd...........................    165,000      95,800
    Namco Bandai Holdings, Inc..........................    123,200   1,993,137
    Namura Shipbuilding Co., Ltd........................     33,500     271,088
   #Nankai Electric Railway Co., Ltd....................    322,000   1,209,072
    Nanto Bank, Ltd. (The)..............................    323,000   1,231,677
    Natori Co., Ltd.....................................      7,200      67,422
    NDS Co., Ltd........................................     58,000     162,722
    NEC Capital Solutions, Ltd..........................     18,800     499,008
    NEC Corp............................................  2,509,800   5,672,168
    NEC Fielding, Ltd...................................     33,200     392,360
    NEC Networks & System Integration Corp..............     39,600     864,915
    NET One Systems Co., Ltd............................    137,800   1,071,889
    Neturen Co., Ltd....................................     48,500     359,069
  #*New Japan Chemical Co., Ltd.........................     56,000     160,470
    Nexon Co., Ltd......................................     26,600     335,811
   #Next Co., Ltd.......................................      6,100      85,768

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    NGK Insulators, Ltd................................... 182,000 $2,425,178
    NGK Spark Plug Co., Ltd............................... 196,000  3,888,296
    NHK Spring Co., Ltd................................... 218,600  2,535,117
    Nice Holdings, Inc.................................... 106,000    228,964
    Nichi-iko Pharmaceutical Co., Ltd.....................   8,800    189,229
    Nichia Steel Works, Ltd...............................  53,000    179,492
   #Nichias Corp.......................................... 169,000  1,104,640
    Nichiban Co., Ltd.....................................  38,000    151,146
   #Nichicon Corp.........................................  95,900    959,213
    Nichiden Corp.........................................   9,100    206,171
    Nichiha Corp..........................................  34,900    516,279
    Nichii Gakkan Co......................................  83,600    744,525
    Nichimo Co., Ltd......................................  48,000     85,631
    Nichirei Corp......................................... 366,000  1,760,835
    Nichireki Co., Ltd....................................  36,000    228,844
   #Nidec Copal Corp......................................  23,600    233,645
    Nidec Copal Electronics Corp..........................   7,100     34,057
   #Nidec Corp............................................  23,626  1,940,331
   #Nidec Corp. ADR.......................................   9,900    200,772
   #Nidec-Tosok Corp......................................  17,300    173,732
    Nifco, Inc............................................  71,000  1,931,572
    NIFTY Corp............................................     172    194,443
   #Nihon Chouzai Co., Ltd................................   4,580    132,340
    Nihon Dempa Kogyo Co., Ltd............................  33,100    297,265
    Nihon Kagaku Sangyo Co., Ltd..........................  11,000     79,471
    Nihon Kohden Corp.....................................  28,800  1,210,077
   #Nihon M&A Center, Inc.................................   5,800    385,171
    Nihon Nohyaku Co., Ltd................................  79,000    783,795
    Nihon Parkerizing Co., Ltd............................  68,000  1,349,133
    Nihon Plast Co., Ltd..................................   2,900     15,524
    Nihon Shokuhin Kako Co., Ltd..........................   7,000     26,446
    Nihon Trim Co., Ltd...................................   3,300    315,535
    Nihon Unisys, Ltd.....................................  76,700    534,532
    Nihon Yamamura Glass Co., Ltd......................... 151,000    255,766
    Nikkiso Co., Ltd......................................  78,000    977,453
    Nikko Co., Ltd........................................  33,000    118,471
    Nikon Corp............................................  95,200  1,987,210
    Nintendo Co., Ltd.....................................  12,000  1,528,898
    Nippo Corp............................................  94,000  1,600,045
    Nippon Beet Sugar Manufacturing Co., Ltd.............. 156,000    278,481
   #Nippon Carbide Industries Co., Inc....................   5,000     21,413
   #Nippon Carbon Co., Ltd................................ 202,000    364,218
   #Nippon Ceramic Co., Ltd...............................   8,800    111,818
   *Nippon Chemi-Con Corp................................. 232,000  1,027,187
  #*Nippon Chemical Industrial Co., Ltd................... 141,000    173,791
    Nippon Chemiphar Co., Ltd.............................  31,000    163,722
    Nippon Chutetsukan KK.................................  46,000     97,559
    Nippon Coke & Engineering Co., Ltd.................... 384,000    430,404
  #*Nippon Columbia Co., Ltd.............................. 166,000     65,924
    Nippon Concrete Industries Co., Ltd...................  47,000    123,146
   *Nippon Conveyor Co., Ltd..............................  57,000     44,756
    Nippon Denko Co., Ltd................................. 150,000    442,646
    Nippon Densetsu Kogyo Co., Ltd........................  55,000    530,724

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nippon Electric Glass Co., Ltd.......................   681,000 $ 3,658,016
    Nippon Express Co., Ltd..............................   825,000   3,893,453
    Nippon Felt Co., Ltd.................................    15,100      65,031
    Nippon Filcon Co., Ltd...............................    16,300      64,809
    Nippon Fine Chemical Co., Ltd........................    23,700     146,276
    Nippon Flour Mills Co., Ltd..........................   194,000   1,008,840
    Nippon Formula Feed Manufacturing Co., Ltd...........   128,000     152,699
    Nippon Gas Co., Ltd..................................    27,000     309,915
    Nippon Hume Corp.....................................    38,000     236,005
    Nippon Jogesuido Sekkei Co., Ltd.....................     8,200     100,646
    Nippon Kanzai Co., Ltd...............................     8,000     120,175
    Nippon Kasei Chemical Co., Ltd.......................    26,000      33,659
    Nippon Kayaku Co., Ltd...............................   181,000   2,333,311
  #*Nippon Kinzoku Co., Ltd..............................    87,000     102,856
    Nippon Koei Co., Ltd.................................   108,000     392,097
    Nippon Konpo Unyu Soko Co., Ltd......................    98,300   1,570,096
   *Nippon Koshuha Steel Co., Ltd........................   153,000     134,206
    Nippon Light Metal Holdings Co., Ltd.................   928,100   1,237,809
    Nippon Meat Packers, Inc.............................   156,000   2,400,564
    Nippon Paint Co., Ltd................................   191,000   2,430,624
   #Nippon Paper Industries Co., Ltd.....................   166,802   2,427,513
    Nippon Parking Development Co., Ltd..................       143      11,050
    Nippon Pillar Packing Co., Ltd.......................    35,000     230,990
    Nippon Piston Ring Co., Ltd..........................   137,000     232,944
    Nippon Rietec Co., Ltd...............................     3,000      20,763
    Nippon Road Co., Ltd. (The)..........................   129,000     695,578
    Nippon Seiki Co., Ltd................................    65,000     959,415
    Nippon Seisen Co., Ltd...............................    36,000     165,151
   #Nippon Sharyo, Ltd...................................   120,000     664,790
  #*Nippon Sheet Glass Co., Ltd.......................... 1,580,000   1,656,095
    Nippon Shinyaku Co., Ltd.............................    82,000   1,395,925
    Nippon Shokubai Co., Ltd.............................   222,000   2,294,124
   #Nippon Signal Co., Ltd...............................    87,900     631,562
    Nippon Soda Co., Ltd.................................   249,000   1,422,514
    Nippon Steel & Sumitomo Metal Corp................... 3,971,415  11,521,980
   #Nippon Steel Trading Co., Ltd........................   100,000     287,436
   *Nippon Suisan Kaisha, Ltd............................   430,800     873,702
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...    78,000     846,117
    Nippon Telegraph & Telephone Corp....................    17,800     898,018
    Nippon Telegraph & Telephone Corp. ADR...............    71,400   1,797,852
    Nippon Television Holdings, Inc......................    54,400     983,624
    Nippon Thompson Co., Ltd.............................   126,000     602,134
    Nippon Tungsten Co., Ltd.............................    31,000      45,236
    Nippon Valqua Industries, Ltd........................   135,000     342,914
  #*Nippon Yakin Kogyo Co., Ltd..........................   271,000     333,729
   #Nippon Yusen KK...................................... 1,615,904   4,473,894
   #Nipro Corp...........................................   210,100   2,014,617
   *NIS Group Co., Ltd. ADR..............................    30,800         216
    Nishi-Nippon City Bank, Ltd. (The)................... 1,117,000   2,878,899
   #Nishi-Nippon Railroad Co., Ltd.......................   272,000   1,034,836
    Nishimatsu Construction Co., Ltd.....................   446,000   1,044,250
    Nishimatsuya Chain Co., Ltd..........................    82,500     725,437
    Nishio Rent All Co., Ltd.............................    16,000     335,714

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nissan Chemical Industries, Ltd......................   148,700 $ 2,056,907
    Nissan Motor Co., Ltd................................   903,800   9,437,643
    Nissan Shatai Co., Ltd...............................   104,000   1,332,962
    Nissan Tokyo Sales Holdings Co., Ltd.................    36,000     115,570
    Nissei ASB Machine Co., Ltd..........................     3,600      54,034
    Nissei Corp..........................................     7,200      64,587
    Nissei Plastic Industrial Co., Ltd...................    20,700     154,527
    Nissen Holdings Co., Ltd.............................    46,800     151,349
   *Nissha Printing Co., Ltd.............................    34,300     613,952
    Nisshin Fudosan Co...................................    28,100     183,331
    Nisshin Oillio Group, Ltd. (The).....................   202,000     721,458
   #Nisshin Seifun Group, Inc............................   322,700   3,738,399
    Nisshin Steel Holdings Co., Ltd......................   114,874   1,001,632
    Nisshinbo Holdings, Inc..............................   247,000   1,901,052
    Nissin Corp..........................................   100,000     287,612
    Nissin Electric Co., Ltd.............................    82,000     493,346
    Nissin Foods Holdings Co., Ltd.......................    19,175     762,090
    Nissin Kogyo Co., Ltd................................    61,200   1,146,867
    Nissin Sugar Co., Ltd................................     4,900     106,520
    Nissui Pharmaceutical Co., Ltd.......................    18,200     204,866
    Nitchitsu Co., Ltd...................................    11,000      18,070
   #Nitori Holdings Co., Ltd.............................     9,500     810,499
    Nitta Corp...........................................    33,900     661,104
    Nittan Valve Co., Ltd................................    27,500      89,487
    Nittetsu Mining Co., Ltd.............................   106,000     412,758
    Nitto Boseki Co., Ltd................................   291,000   1,009,877
    Nitto Denko Corp.....................................    41,800   2,354,676
    Nitto FC Co., Ltd....................................     5,100      31,723
    Nitto Kogyo Corp.....................................    41,100     680,627
    Nitto Kohki Co., Ltd.................................    18,300     339,256
    Nitto Seiko Co., Ltd.................................    39,000     130,455
    Nittoc Construction Co., Ltd.........................    51,849     165,290
   #Nittoku Engineering Co., Ltd.........................    24,300     232,999
    NKSJ Holdings, Inc...................................   264,000   6,622,777
    Noevir Holdings Co., Ltd.............................    22,100     360,278
    NOF Corp.............................................   249,000   1,501,743
    Nohmi Bosai, Ltd.....................................    38,000     314,844
    NOK Corp.............................................   173,700   2,763,071
   #Nomura Co., Ltd......................................    62,000     572,332
    Nomura Holdings, Inc................................. 1,462,300  11,109,483
   #Nomura Holdings, Inc. ADR............................   402,117   3,064,132
    Nomura Real Estate Holdings, Inc.....................    94,600   2,200,232
    Nomura Research Institute, Ltd.......................    18,500     605,468
    Noritake Co., Ltd/Nagoya.............................   191,000     494,740
    Noritsu Koki Co., Ltd................................    21,300     143,589
    Noritz Corp..........................................    51,900     875,894
    North Pacific Bank, Ltd..............................   418,200   1,615,374
    NS Solutions Corp....................................    28,500     531,509
  #*NS United Kaiun Kaisha, Ltd..........................   169,000     280,425
    NSD Co., Ltd.........................................    57,300     630,549
    NSK, Ltd.............................................   316,000   2,954,308
  #*NTN Corp.............................................   781,000   2,556,504
   #NTT Data Corp........................................       435   1,558,826

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    NTT DOCOMO, Inc.......................................   5,184 $7,895,638
    NTT DOCOMO, Inc. Sponsored ADR........................  44,600    681,042
    Nuflare Technology, Inc...............................      16    200,053
    Obara Group, Inc......................................  15,900    480,599
   #Obayashi Corp......................................... 611,000  3,261,347
    Obayashi Road Corp....................................  53,000    209,362
    OBIC Business Consultants, Ltd........................   5,500    349,528
    Obic Co., Ltd.........................................   6,640  1,862,397
   #Odakyu Electric Railway Co., Ltd...................... 160,000  1,518,838
   #Odelic Co., Ltd.......................................   2,600    105,236
    Oenon Holdings, Inc................................... 102,000    230,989
    Ogaki Kyoritsu Bank, Ltd. (The)....................... 516,000  1,509,452
    Ohara, Inc............................................  15,100     98,013
    Ohashi Technica, Inc..................................   4,700     40,244
    Ohsho Food Service Corp...............................   9,400    326,033
    OIE Sangyo Co., Ltd...................................   1,200      9,736
   #Oiles Corp............................................  42,068    847,172
    Oita Bank, Ltd. (The)................................. 284,000    845,392
   #Oji Holdings Corp..................................... 827,000  3,523,233
    Okabe Co., Ltd........................................  60,500    649,713
    Okamoto Industries, Inc............................... 111,000    348,913
   *Okamoto Machine Tool Works, Ltd.......................  47,000     56,041
    Okamura Corp.......................................... 109,000    741,462
    Okasan Securities Group, Inc.......................... 178,000  1,534,273
    Okaya Electric Industries Co., Ltd....................   6,700     22,920
   *OKI Electric Cable Co., Ltd...........................  12,000     18,247
    Okinawa Cellular Telephone Co.........................     600     15,595
    Okinawa Electric Power Co., Inc. (The)................  17,880    677,234
    OKK Corp.............................................. 153,000    224,469
    OKUMA Corp............................................ 228,000  1,681,681
    Okumura Corp.......................................... 296,000  1,146,564
    Okura Industrial Co., Ltd.............................  71,000    238,247
    Okuwa Co., Ltd........................................  30,000    283,325
    Olympic Corp..........................................  19,000    131,643
   *Olympus Corp..........................................  35,700  1,091,133
    Omron Corp............................................  68,100  2,105,955
    ONO Sokki Co., Ltd....................................  27,000    113,169
    Onoken Co., Ltd.......................................  19,100    180,177
   #Onward Holdings Co., Ltd.............................. 240,000  2,168,687
    OPT, Inc..............................................   1,000      9,892
    Optex Co., Ltd........................................  17,500    285,633
    Oracle Corp. Japan....................................   7,200    280,468
    Organo Corp...........................................  70,000    364,143
    Oriental Land Co., Ltd................................   5,200    846,118
   #Origin Electric Co., Ltd..............................  47,000    155,852
    Osaka Gas Co., Ltd.................................... 474,000  2,006,253
    Osaka Organic Chemical Industry, Ltd..................  16,800     72,642
    Osaka Steel Co., Ltd..................................  20,800    363,272
   #OSAKA Titanium Technologies Co........................  19,200    373,390
   #Osaki Electric Co., Ltd...............................  52,000    279,858
   #OSG Corp..............................................  51,200    784,649
    Otsuka Corp...........................................   6,400    722,554
    Otsuka Kagu, Ltd......................................   2,500     24,722

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Oyo Corp..............................................  30,300 $  445,001
    Pacific Industrial Co., Ltd...........................  70,100    528,670
    Pacific Metals Co., Ltd............................... 274,000  1,220,401
    Pack Corp. (The)......................................  21,000    352,794
    Pal Co., Ltd..........................................  15,600    435,320
    Paltac Corp...........................................  61,458    842,033
    PanaHome Corp......................................... 157,000    970,371
   *Panasonic Corp........................................ 868,100  7,701,231
   *Panasonic Corp. Sponsored ADR......................... 204,353  1,841,221
    Panasonic Industrial Devices SUNX Co., Ltd............  41,400    167,525
    Panasonic Information Systems.........................   1,800     43,480
    Parco Co., Ltd........................................  25,300    250,384
    Paris Miki Holdings, Inc..............................  44,400    217,877
   #Park24 Co., Ltd.......................................  25,600    471,279
    Pasco Corp............................................  29,000    104,756
    Pasona Group, Inc.....................................     292    195,594
    PCA Corp..............................................     500      5,500
    Penta-Ocean Construction Co., Ltd..................... 417,500  1,012,422
    PIA Corp..............................................   4,000     65,288
    Pigeon Corp...........................................  17,200    809,099
    Pilot Corp............................................  16,500    555,218
    Piolax, Inc...........................................  15,200    418,624
  #*Pioneer Corp.......................................... 499,600    950,789
    Plenus Co., Ltd.......................................  33,200    569,854
    Point, Inc............................................   6,250    313,044
    Pola Orbis Holdings, Inc..............................  29,300  1,025,516
   #Poplar Co., Ltd.......................................   3,500     21,911
    Press Kogyo Co., Ltd.................................. 185,000    782,188
    Pressance Corp........................................   2,600     85,625
    Prestige International, Inc...........................     400      5,506
    Prima Meat Packers, Ltd............................... 210,000    406,786
    Pronexus, Inc.........................................  30,900    195,346
    Proto Corp............................................  11,700    153,173
   #PS Mitsubishi Construction Co., Ltd...................  23,600     94,713
    Qol Co., Ltd..........................................   9,500     50,641
    Raito Kogyo Co., Ltd..................................  81,600    601,134
   #Rakuten, Inc..........................................  51,300    691,650
  #*Rasa Industries, Ltd.................................. 127,000    146,239
    Relo Holdings, Inc....................................   2,500    122,300
    Renaissance, Inc......................................   6,600     49,087
  #*Renesas Electronics Corp..............................  61,700    244,992
    Rengo Co., Ltd........................................ 364,710  1,847,817
   *Renown, Inc...........................................  86,300    115,272
    Resona Holdings, Inc.................................. 719,800  3,571,489
    Resorttrust, Inc......................................  45,400  1,378,301
    Rheon Automatic Machinery Co., Ltd....................   7,000     17,197
   #Rhythm Watch Co., Ltd................................. 178,000    257,714
    Riberesute Corp.......................................      81     49,029
    Ricoh Co., Ltd........................................ 684,619  7,685,675
    Ricoh Leasing Co., Ltd................................  29,400    808,708
    Right On Co., Ltd.....................................  24,400    246,251
    Riken Corp............................................ 162,000    683,030
    Riken Keiki Co., Ltd..................................  21,000    154,158

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Riken Technos Corp....................................  62,000 $  194,678
    Riken Vitamin Co., Ltd................................  12,600    312,426
    Ringer Hut Co., Ltd...................................   7,600    112,513
   #Rinnai Corp...........................................  10,300    754,136
    Rion Co., Ltd.........................................   4,300     43,765
    Riso Kagaku Corp......................................  29,879    657,575
   #Riso Kyoiku Co., Ltd..................................     875     69,279
    Rock Field Co., Ltd...................................  16,400    310,856
    Rohm Co., Ltd......................................... 100,400  3,870,576
    Rohto Pharmaceutical Co., Ltd......................... 101,000  1,393,959
    Rokko Butter Co., Ltd.................................   1,800     14,427
   #Roland DG Corp........................................  15,300    430,983
    Round One Corp........................................ 143,400    852,617
    Royal Holdings Co., Ltd...............................  44,800    685,891
    Ryobi, Ltd............................................ 231,000    740,357
    Ryoden Trading Co., Ltd...............................  55,000    386,709
    Ryohin Keikaku Co., Ltd...............................  17,575  1,539,794
    Ryosan Co., Ltd.......................................  56,900    959,124
    S Foods, Inc..........................................  27,000    243,736
    Sagami Chain Co., Ltd.................................  20,000    173,023
    Saibu Gas Co., Ltd.................................... 263,000    616,973
   #Saizeriya Co., Ltd....................................  48,400    682,017
    Sakai Chemical Industry Co., Ltd...................... 161,000    508,829
   #Sakai Heavy Industries, Ltd...........................  71,000    192,271
    Sakai Moving Service Co., Ltd.........................   1,900     50,627
    Sakai Ovex Co., Ltd...................................  75,000    102,394
    Sakata INX Corp.......................................  77,000    715,463
    Sakata Seed Corp......................................  59,200    814,725
    Sala Corp.............................................  58,500    293,795
    San Holdings, Inc.....................................   1,800     24,766
    San-A Co., Ltd........................................  14,400    697,997
    San-Ai Oil Co., Ltd...................................  95,000    364,476
    San-In Godo Bank, Ltd. (The).......................... 269,000  2,031,478
   #Sanden Corp........................................... 189,000    670,363
    Sanei Architecture Planning Co., Ltd..................   4,700     37,916
    Sangetsu Co., Ltd.....................................  42,900  1,066,507
  #*Sanix, Inc............................................  22,200    281,189
    Sanken Electric Co., Ltd.............................. 146,000    614,271
    Sanki Engineering Co., Ltd............................  90,000    507,458
    Sanko Marketing Foods Co., Ltd........................     108    102,585
    Sanko Metal Industrial Co., Ltd.......................  38,000     85,270
    Sankyo Co., Ltd.......................................  45,600  2,013,627
    Sankyo Seiko Co., Ltd.................................  54,900    188,228
    Sankyo Tateyama, Inc..................................  47,800    982,765
    Sankyu, Inc........................................... 411,000  1,433,603
    Sanoh Industrial Co., Ltd.............................  47,100    338,193
   #Sanrio Co., Ltd.......................................  11,500    560,184
    Sanshin Electronics Co., Ltd..........................  45,600    278,419
    Santen Pharmaceutical Co., Ltd........................  14,600    636,067
    Sanwa Holdings Corp................................... 293,000  1,612,225
    Sanyo Chemical Industries, Ltd........................ 112,000    713,887
    Sanyo Denki Co., Ltd..................................  68,000    505,612
    Sanyo Housing Nagoya Co., Ltd.........................  17,200    205,424

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Sanyo Industries, Ltd.................................  15,000 $   28,311
    Sanyo Shokai, Ltd..................................... 183,000    450,121
   #Sanyo Special Steel Co., Ltd.......................... 189,000    898,715
    Sapporo Holdings, Ltd................................. 548,000  1,971,333
  #*Sasebo Heavy Industries Co., Ltd...................... 215,000    194,858
    Sata Construction Co., Ltd............................ 109,000     83,322
   #Sato Holdings Corp....................................  38,600    686,652
    Sato Shoji Corp.......................................  19,700    110,768
    Satori Electric Co., Ltd..............................  20,500    107,606
    Sawada Holdings Co., Ltd..............................   4,100     42,841
   #Sawai Pharmaceutical Co., Ltd.........................   5,000    605,469
    Saxa Holdings, Inc....................................  86,000    142,896
   #SBI Holdings, Inc..................................... 369,280  3,863,969
    SBS Holdings, Inc.....................................   1,100     11,492
    Scroll Corp...........................................  41,800    113,071
    SCSK Corp.............................................  50,959  1,038,347
    Secom Co., Ltd........................................  27,100  1,491,583
   #Secom Joshinetsu Co., Ltd.............................   1,500     38,284
    Sega Sammy Holdings, Inc..............................  54,612  1,269,699
    Seibu Electric Industry Co., Ltd......................  16,000     69,030
    Seika Corp............................................  84,000    202,151
    Seikagaku Corp........................................  37,700    513,634
   *Seikitokyu Kogyo Co., Ltd............................. 180,000    133,820
    Seiko Epson Corp...................................... 215,600  2,693,148
    Seiko Holdings Corp................................... 126,000    525,977
    Seino Holdings Co., Ltd............................... 247,000  2,215,276
    Seiren Co., Ltd.......................................  77,400    527,769
    Sekisui Chemical Co., Ltd............................. 257,000  2,576,304
   #Sekisui House, Ltd.................................... 462,000  5,960,991
    Sekisui Jushi Corp....................................  54,000    713,720
    Sekisui Plastics Co., Ltd.............................  76,000    189,925
   #Senko Co., Ltd........................................ 158,000    824,727
    Senshu Electric Co., Ltd..............................   9,500    111,861
    Senshu Ikeda Holdings, Inc............................ 195,860    988,335
    Senshukai Co., Ltd....................................  57,900    491,358
   #Septeni Holdings Co., Ltd.............................     103    154,719
   #Seria Co., Ltd........................................   4,700    150,193
    Seven & I Holdings Co., Ltd........................... 183,152  6,899,581
  #*Sharp Corp............................................ 887,000  3,645,637
   *Shibaura Mechatronics Corp............................  55,000    131,677
    Shibusawa Warehouse Co., Ltd. (The)...................  80,000    349,556
    Shibuya Kogyo Co., Ltd................................   7,300     62,965
    Shidax Corp...........................................  17,900     87,701
    Shiga Bank, Ltd. (The)................................ 345,000  1,966,065
   #Shikibo, Ltd.......................................... 212,000    244,339
    Shikoku Bank, Ltd. (The).............................. 228,000    519,899
    Shikoku Chemicals Corp................................  68,000    519,084
  #*Shikoku Electric Power Co., Inc.......................  99,300  1,775,782
    Shima Seiki Manufacturing, Ltd........................  45,400    904,909
    Shimachu Co., Ltd.....................................  82,700  2,033,390
   #Shimadzu Corp......................................... 323,000  2,543,893
    Shimamura Co., Ltd....................................   7,300    836,943
   #Shimano, Inc..........................................   9,400    847,378

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Shimizu Bank, Ltd. (The)..............................    11,900 $  319,038
    Shimizu Corp..........................................   934,000  3,884,529
    Shimojima Co., Ltd....................................     1,500     14,834
    Shin Nippon Air Technologies Co., Ltd.................    22,400    132,643
    Shin-Etsu Chemical Co., Ltd...........................    54,000  3,364,223
    Shin-Etsu Polymer Co., Ltd............................    72,300    230,854
    Shin-Keisei Electric Railway Co., Ltd.................    26,000    101,371
    Shinagawa Refractories Co., Ltd.......................    88,000    166,799
    Shindengen Electric Manufacturing Co., Ltd............   119,000    487,060
   #Shinko Electric Industries Co., Ltd...................   123,800  1,189,890
    Shinko Plantech Co., Ltd..............................    73,600    575,603
    Shinko Shoji Co., Ltd.................................    36,200    292,491
    Shinko Wire Co., Ltd..................................    47,000     71,464
    Shinmaywa Industries, Ltd.............................   163,000  1,341,089
    Shinnihon Corp........................................    39,500    117,555
    Shinsei Bank, Ltd..................................... 1,430,000  3,171,422
    Shinsho Corp..........................................    74,000    144,709
    Shinwa Co. Ltd/Nagoya.................................     5,000     60,968
    Shionogi & Co., Ltd...................................   138,300  2,805,455
    Ship Healthcare Holdings, Inc.........................    34,000  1,254,946
   #Shiroki Corp..........................................    90,000    190,708
    Shiseido Co., Ltd.....................................   100,000  1,536,424
    Shizuki Electric Co., Inc.............................    24,000     94,295
    Shizuoka Bank, Ltd. (The).............................   561,000  6,066,786
    Shizuoka Gas Co., Ltd.................................    87,000    612,297
    Shobunsha Publications, Inc...........................    17,200    103,396
    Shochiku Co., Ltd.....................................    34,000    338,506
    Shoko Co., Ltd........................................   139,000    187,184
   #Showa Aircraft Industry Co., Ltd......................    24,000    218,630
    Showa Corp............................................    85,700  1,150,726
   #Showa Denko KK........................................ 2,579,000  3,468,075
    Showa Sangyo Co., Ltd.................................   108,000    327,286
    Showa Shell Sekiyu KK.................................   319,600  2,943,757
    Siix Corp.............................................    30,000    349,021
    Simplex Holdings, Inc.................................       263    122,003
    Sinanen Co., Ltd......................................    93,000    342,566
    Sinfonia Technology Co., Ltd..........................   154,000    243,314
    Sinko Industries, Ltd.................................    13,900    130,286
    Sintokogio, Ltd.......................................    78,300    614,752
    SKY Perfect JSAT Holdings, Inc........................     3,022  1,584,785
    SMC Corp..............................................     5,100  1,078,553
    SMK Corp..............................................   103,000    334,446
    SNT Corp..............................................    29,300    115,446
    Soda Nikka Co., Ltd...................................    13,000     54,153
    Sodick Co., Ltd.......................................    78,400    378,648
    Soft99 Corp...........................................    10,600     67,395
   #Softbank Corp.........................................   114,832  7,289,094
    Softbank Technology Corp..............................     3,900     62,838
    Sogo Medical Co., Ltd.................................     6,600    266,440
    Sohgo Security Services Co., Ltd......................   100,300  1,788,609
    Sojitz Corp........................................... 1,994,900  3,391,828
    Sony Corp.............................................   183,200  3,846,277
   #Sony Corp. Sponsored ADR..............................   355,389  7,477,385

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Sony Financial Holdings, Inc.........................   114,400 $ 1,876,545
    Soshin Electric Co., Ltd.............................     7,200      25,495
    Sotetsu Holdings, Inc................................   286,000   1,037,786
    Sotoh Co., Ltd.......................................     6,300      57,892
    Space Co., Ltd.......................................    10,300     117,451
    SPK Corp.............................................     5,700      99,159
   #Square Enix Holdings Co., Ltd........................   113,500   1,559,153
    SRA Holdings.........................................    15,500     177,193
    ST Corp..............................................    14,600     149,271
    St Marc Holdings Co., Ltd............................    10,600     495,150
    Stanley Electric Co., Ltd............................   122,300   2,367,134
    Star Micronics Co., Ltd..............................    62,000     627,693
   #Start Today Co., Ltd.................................    20,100     415,150
   #Starts Corp., Inc....................................    14,000     120,795
    Starzen Co., Ltd.....................................    95,000     249,095
    Stella Chemifa Corp..................................    16,600     252,320
    Step Co., Ltd........................................     5,400      49,273
    Studio Alice Co., Ltd................................    11,400     146,828
    Sugi Holdings Co., Ltd...............................     6,400     248,480
    Sugimoto & Co., Ltd..................................    10,300      91,329
    Sumco Corp...........................................   129,860   1,145,025
    Sumida Corp..........................................    19,700      96,647
    Sumikin Bussan Corp..................................   150,000     452,851
    Suminoe Textile Co., Ltd.............................    88,000     217,850
    Sumitomo Bakelite Co., Ltd...........................   341,000   1,281,371
    Sumitomo Chemical Co., Ltd........................... 1,286,000   4,227,353
    Sumitomo Corp........................................   578,800   7,735,247
    Sumitomo Densetsu Co., Ltd...........................    29,800     405,270
    Sumitomo Electric Industries, Ltd....................   586,500   7,914,840
   #Sumitomo Forestry Co., Ltd...........................   197,600   2,091,224
    Sumitomo Heavy Industries, Ltd.......................   926,480   4,298,901
    Sumitomo Light Metal Industries, Ltd.................   564,000     511,473
    Sumitomo Metal Mining Co., Ltd.......................   555,000   7,234,065
  #*Sumitomo Mitsui Construction Co., Ltd................   152,200     124,039
    Sumitomo Mitsui Financial Group, Inc.................   664,070  30,338,842
    Sumitomo Mitsui Trust Holdings, Inc.................. 1,590,730   7,315,873
    Sumitomo Osaka Cement Co., Ltd.......................   708,000   2,294,498
   *Sumitomo Pipe & Tube Co., Ltd........................    32,300     352,575
    Sumitomo Precision Products Co., Ltd.................    56,000     236,813
    Sumitomo Real Estate Sales Co., Ltd..................     7,840     423,601
    Sumitomo Realty & Development Co., Ltd...............    36,000   1,504,121
    Sumitomo Rubber Industries, Ltd......................    87,900   1,462,697
    Sumitomo Seika Chemicals Co., Ltd....................    85,000     323,284
    Sumitomo Warehouse Co., Ltd. (The)...................   243,000   1,388,302
    Sun-Wa Technos Corp..................................     5,700      60,666
    Sundrug Co., Ltd.....................................     8,800     378,351
    Suruga Bank, Ltd.....................................   245,000   4,348,023
    Suzuken Co. Ltd/Aichi................................   114,600   3,581,861
   #Suzuki Motor Corp....................................   133,100   3,182,410
   *SWCC Showa Holdings Co., Ltd.........................   400,000     313,973
   #Sysmex Corp..........................................    11,400     735,177
    Systena Corp.........................................    28,200     204,204
    T Hasegawa Co., Ltd..................................    23,600     324,730

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    T RAD Co., Ltd........................................   109,000 $  389,708
    T&D Holdings, Inc.....................................   484,510  6,119,514
    T&K Toka Co., Ltd.....................................    10,900    231,810
    Tachi-S Co., Ltd......................................    38,600    553,942
    Tachibana Eletech Co., Ltd............................    18,400    187,251
    Tact Home Co., Ltd....................................       181    314,724
    Tadano, Ltd...........................................   149,421  2,180,861
    Taihei Dengyo Kaisha, Ltd.............................    47,000    333,757
    Taihei Kogyo Co., Ltd.................................    78,000    273,432
   #Taiheiyo Cement Corp..................................   864,000  2,903,870
    Taiheiyo Kouhatsu, Inc................................   125,000    123,407
    Taiho Kogyo Co., Ltd..................................    28,800    397,300
    Taikisha, Ltd.........................................    42,000  1,013,697
    Taiko Bank, Ltd. (The)................................    27,000     58,324
    Taisei Corp........................................... 1,053,399  4,100,374
    Taisei Lamick Co., Ltd................................     5,700    141,631
    Taiyo Holdings Co., Ltd...............................     5,900    184,341
    Taiyo Nippon Sanso Corp...............................   322,000  2,269,077
   #Taiyo Yuden Co., Ltd..................................   144,000  1,923,527
    Taka-Q, Ltd...........................................    13,500     49,975
   #Takagi Securities Co., Ltd............................    50,000    203,751
    Takamatsu Construction Group Co., Ltd.................    25,700    393,369
    Takano Co., Ltd.......................................    14,200     66,957
   #Takaoka Toko Holdings Co., Ltd........................    17,174    312,570
    Takara Holdings, Inc..................................   212,000  1,796,384
   #Takara Leben Co., Ltd.................................   117,200    409,743
    Takara Standard Co., Ltd..............................   157,895  1,156,502
    Takasago International Corp...........................   119,000    605,713
    Takasago Thermal Engineering Co., Ltd.................   107,500    926,542
   #Takashima & Co., Ltd..................................    50,000    141,130
    Takashimaya Co., Ltd..................................   417,000  4,098,107
    Takata Corp...........................................    56,300  1,175,829
    Take And Give Needs Co., Ltd..........................     1,434    332,291
    Takeda Pharmaceutical Co., Ltd........................    75,200  3,353,478
    Takeei Corp...........................................    16,800    224,185
    Takeuchi Manufacturing Co., Ltd.......................    14,200    270,258
   #Takihyo Co., Ltd......................................     5,000     21,637
    Takiron Co., Ltd......................................    75,000    321,852
    Takisawa Machine Tool Co., Ltd........................   108,000    158,409
    Takuma Co., Ltd.......................................   112,000    855,193
   #Tamron Co., Ltd.......................................    28,400    568,770
    Tamura Corp...........................................   124,000    313,568
    Tanseisha Co., Ltd....................................    29,000    186,763
   #Tatsuta Electric Wire and Cable Co., Ltd..............    90,000    698,082
    Tayca Corp............................................    39,000    106,579
    Tbk Co., Ltd..........................................    37,000    167,274
    TDK Corp..............................................    77,400  2,787,064
   #TDK Corp. Sponsored ADR...............................    48,131  1,720,683
  #*Teac Corp.............................................    26,000     14,296
    TECHNO ASSOCIE Co., Ltd...............................     3,000     33,730
    Techno Ryowa, Ltd.....................................     8,870     40,309
    Teijin, Ltd........................................... 1,573,750  3,412,371
    Teikoku Electric Manufacturing Co., Ltd...............     8,800    227,358

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Teikoku Sen-I Co., Ltd................................  35,000 $  283,837
    Teikoku Tsushin Kogyo Co., Ltd........................  70,000    115,719
   *Tekken Corp........................................... 189,000    215,752
   #Terumo Corp...........................................  23,600  1,193,277
    THK Co., Ltd.......................................... 150,300  3,129,696
    Tigers Polymer Corp...................................   6,700     27,611
   #Titan Kogyo KK........................................   8,000     17,286
    TKC Corp..............................................  30,900    525,050
    Toa Corp. (6894434)...................................  33,000    259,009
   *Toa Corp. (6894508)................................... 329,000    442,628
    Toa Oil Co., Ltd...................................... 113,000    117,613
    TOA ROAD Corp.........................................  79,000    334,047
    Toabo Corp............................................ 136,000     92,909
    Toagosei Co., Ltd..................................... 352,500  1,509,227
  #*Tobishima Corp........................................ 116,300    120,900
    Tobu Railway Co., Ltd................................. 260,000  1,341,123
   #Tobu Store Co., Ltd...................................  30,000     82,065
    TOC Co., Ltd..........................................  98,500    693,896
    Tocalo Co., Ltd.......................................  25,700    339,306
    Tochigi Bank, Ltd. (The).............................. 178,000    671,092
    Toda Corp............................................. 364,000  1,034,996
   #Toda Kogyo Corp.......................................  63,000    164,993
    Toei Animation Co., Ltd...............................   4,100    103,753
    Toei Co., Ltd......................................... 140,000    868,086
    Toenec Corp...........................................  62,000    328,921
    Toho Bank, Ltd. (The)................................. 363,000  1,069,157
   #Toho Co. Ltd/Kobe.....................................  45,000    163,558
    Toho Co., Ltd.........................................  73,800  1,537,843
    Toho Gas Co., Ltd..................................... 258,000  1,289,143
    Toho Holdings Co., Ltd................................  88,800  1,537,133
   #Toho Titanium Co., Ltd................................  59,300    446,422
    Toho Zinc Co., Ltd.................................... 241,000    699,244
    Tohoku Bank, Ltd. (The)............................... 161,000    231,492
   *Tohoku Electric Power Co., Inc........................ 115,800  1,351,457
    Tohokushinsha Film Corp...............................   1,000      9,348
   #Tohto Suisan Co., Ltd.................................  61,000     87,690
   #Tokai Carbon Co., Ltd................................. 361,000  1,037,347
    Tokai Corp/Gifu.......................................  12,500    344,213
    TOKAI Holdings Corp................................... 124,100    421,799
    Tokai Lease Co., Ltd..................................  40,000     72,669
    Tokai Rika Co., Ltd...................................  95,900  2,065,387
    Tokai Rubber Industries, Ltd..........................  70,400    608,390
    Tokai Tokyo Financial Holdings, Inc................... 328,000  2,432,326
    Token Corp............................................  12,370    650,645
    Tokio Marine Holdings, Inc............................ 252,712  8,065,792
   #Tokio Marine Holdings, Inc. ADR.......................  63,004  2,006,677
    Tokushu Tokai Paper Co., Ltd.......................... 148,380    299,681
    Tokuyama Corp......................................... 644,000  2,299,464
    Tokyo Broadcasting System Holdings, Inc...............  64,800    856,817
    Tokyo Derica Co., Ltd.................................   8,000    126,527
    Tokyo Dome Corp....................................... 242,000  1,501,584
  #*Tokyo Electric Power Co., Inc......................... 299,912  1,829,979
    Tokyo Electron Device, Ltd............................     103    155,687

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Tokyo Electron, Ltd................................... 125,300 $5,700,104
    Tokyo Energy & Systems, Inc...........................  39,000    192,425
    Tokyo Gas Co., Ltd.................................... 294,000  1,616,078
   #Tokyo Keiki, Inc...................................... 104,000    217,608
  #*Tokyo Kikai Seisakusho, Ltd...........................  73,000     85,424
    Tokyo Rakutenchi Co., Ltd.............................  38,000    182,580
  #*Tokyo Rope Manufacturing Co., Ltd..................... 200,000    273,036
    Tokyo Sangyo Co., Ltd.................................  24,500     78,722
    Tokyo Seimitsu Co., Ltd...............................  61,200  1,196,179
   #Tokyo Steel Manufacturing Co., Ltd.................... 191,900    964,538
    Tokyo Tatemono Co., Ltd............................... 628,000  5,201,698
    Tokyo Tekko Co., Ltd..................................  76,000    285,579
   #Tokyo Theatres Co., Inc............................... 141,000    213,908
   #Tokyo Tomin Bank, Ltd. (The)..........................  54,900    566,115
    Tokyu Community Corp..................................   9,600    436,708
   *Tokyu Construction Co., Ltd........................... 143,370    341,861
    Tokyu Corp............................................ 290,000  1,883,531
    Tokyu Land Corp....................................... 539,000  5,130,740
   #Tokyu Livable, Inc....................................  17,300    347,597
    Tokyu Recreation Co., Ltd.............................  22,819    124,822
    Toli Corp.............................................  66,000    125,809
    Tomato Bank, Ltd...................................... 126,000    224,803
    Tomen Devices Corp....................................   3,000     51,305
    Tomen Electronics Corp................................  18,200    207,810
    Tomoe Corp............................................  42,000    143,756
   #Tomoe Engineering Co., Ltd............................   9,300    140,668
    Tomoegawa Co., Ltd....................................  17,000     30,353
    Tomoku Co., Ltd.......................................  94,000    276,723
    TOMONY Holdings, Inc.................................. 257,100    916,551
    Tomy Co., Ltd......................................... 120,400    578,405
    Tonami Holdings Co., Ltd..............................  88,000    189,291
    TonenGeneral Sekiyu KK................................  77,000    744,650
    Toppan Forms Co., Ltd.................................  91,600    789,970
    Toppan Printing Co., Ltd.............................. 553,000  3,752,901
    Topre Corp............................................  66,100    677,670
    Topy Industries, Ltd.................................. 329,000    680,428
    Toray Industries, Inc................................. 230,000  1,464,218
   #Toridoll.corp.........................................  15,700    162,002
    Torigoe Co., Ltd. (The)...............................  12,500     79,002
    Torishima Pump Manufacturing Co., Ltd.................  33,300    294,211
    Tose Co., Ltd.........................................   3,800     27,313
   #Tosei Corp............................................  44,400    299,752
    Toshiba Corp.......................................... 502,000  2,171,479
    Toshiba Machine Co., Ltd.............................. 189,000    872,570
   #Toshiba Plant Systems & Services Corp.................  68,000  1,105,034
    Toshiba TEC Corp...................................... 208,000  1,197,968
   #Tosho Printing Co., Ltd...............................  75,000    187,426
    Tosoh Corp............................................ 881,000  3,119,222
    Totetsu Kogyo Co., Ltd................................  37,000    676,798
    TOTO, Ltd............................................. 155,000  1,580,182
    Tottori Bank, Ltd. (The)..............................  69,000    127,256
   #Touei Housing Corp....................................  23,700    441,740
    Toukei Computer Co., Ltd..............................   3,200     44,058

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Towa Bank, Ltd. (The)................................   479,000 $   444,592
   #Towa Corp............................................    28,400     168,025
    Towa Pharmaceutical Co., Ltd.........................    23,400     988,166
    Toyo Construction Co., Ltd...........................   110,200     268,438
   #Toyo Corp............................................    43,200     510,619
   #Toyo Denki Seizo - Toyo Electric Manufacturing Co.,
     Ltd.................................................    62,000     188,514
    Toyo Engineering Corp................................   201,000     927,692
    Toyo Ink SC Holdings Co., Ltd........................   343,000   1,729,899
   #Toyo Kanetsu KK......................................   154,000     388,815
    Toyo Kohan Co., Ltd..................................    89,000     327,264
   #Toyo Securities Co., Ltd.............................   124,000     404,995
    Toyo Seikan Group Holdings, Ltd......................   242,600   4,008,718
    Toyo Sugar Refining Co., Ltd.........................    29,000      28,390
    Toyo Suisan Kaisha, Ltd..............................    43,000   1,344,348
   #Toyo Tanso Co., Ltd..................................    20,300     331,139
    Toyo Tire & Rubber Co., Ltd..........................   336,000   1,933,211
   #Toyo Wharf & Warehouse Co., Ltd......................    95,000     174,462
    Toyobo Co., Ltd...................................... 1,426,000   2,221,596
    Toyoda Gosei Co., Ltd................................    82,400   2,022,746
   #Toyota Boshoku Corp..................................    81,000   1,171,565
    Toyota Motor Corp....................................   150,786   9,175,424
   #Toyota Motor Corp. Sponsored ADR.....................   360,892  43,992,735
    Toyota Tsusho Corp...................................   172,025   4,561,811
    TPR Co., Ltd.........................................    34,000     567,578
    Trancom Co., Ltd.....................................     7,600     222,775
    Transcosmos, Inc.....................................    40,000     645,842
    Trend Micro, Inc.....................................     9,800     325,450
   *Trend Micro, Inc. Sponsored ADR......................     3,540     117,316
    Trinity Industrial Corp..............................     3,000      10,725
    Trusco Nakayama Corp.................................    32,861     665,591
    TS Tech Co., Ltd.....................................    69,200   2,268,902
    TSI Holdings Co., Ltd................................   155,190   1,114,919
    Tsubakimoto Chain Co.................................   225,000   1,389,908
    Tsubakimoto Kogyo Co., Ltd...........................    24,000      63,432
  #*Tsudakoma Corp.......................................    96,000     152,441
    Tsugami Corp.........................................   105,000     509,358
   #Tsukamoto Corp. Co., Ltd.............................    37,000      53,227
    Tsukishima Kikai Co., Ltd............................    35,000     373,724
    Tsukuba Bank, Ltd. (The).............................   146,000     484,971
    Tsukui Corp..........................................    10,600     105,812
    Tsumura & Co.........................................    42,000   1,196,368
    Tsuruha Holdings, Inc................................     9,200     846,056
    Tsurumi Manufacturing Co., Ltd.......................    25,000     237,905
    Tv Tokyo Holdings Corp...............................     5,900     103,009
    TYK Corp.............................................    34,000      58,249
   #U-Shin, Ltd..........................................    51,500     331,897
    Ube Industries, Ltd.................................. 1,679,000   3,183,026
   *Ube Material Industries, Ltd.........................    98,000     260,639
   #Uchida Yoko Co., Ltd.................................    75,000     192,744
    UKC Holdings Corp....................................    16,300     269,215
   *Ulvac, Inc...........................................    76,800     598,605
    Unicharm Corp........................................    11,700     622,857
    Union Tool Co........................................    18,400     352,644

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Unipres Corp..........................................  67,100 $1,316,912
    United Arrows, Ltd....................................   5,300    239,604
   *Unitika, Ltd.......................................... 348,000    180,879
    Universal Entertainment Corp..........................  18,800    370,174
    UNY Group Holdings Co., Ltd........................... 374,400  2,403,986
   *Usen Corp.............................................  60,440    102,350
    Ushio, Inc............................................ 157,900  1,937,298
    USS Co., Ltd..........................................   5,020    599,741
    UT Holdings Co., Ltd..................................   7,600     30,416
    Utoc Corp.............................................  18,700     63,913
   #V Technology Co., Ltd.................................      75    198,292
    Valor Co., Ltd........................................  47,800    793,033
    Village Vanguard Co., Ltd.............................      85    114,253
    Vital KSK Holdings, Inc...............................  50,585    364,584
   #VT Holdings Co., Ltd..................................  11,400    128,220
    Wacoal Holdings Corp.................................. 201,000  2,037,940
    Wacom Co., Ltd........................................  13,600    109,565
  #*Wakachiku Construction Co., Ltd....................... 198,000    191,603
   *Wakamoto Pharmaceutical Co., Ltd......................   9,000     26,249
    Wakita & Co., Ltd.....................................  69,000    743,764
    Warabeya Nichiyo Co., Ltd.............................  23,400    362,678
    Watabe Wedding Corp...................................   9,400     69,563
    WATAMI Co., Ltd.......................................  12,000    206,510
   #Weathernews, Inc......................................   3,600     86,411
    Welcia Holdings Co., Ltd..............................   7,200    386,478
    Wellnet Corp..........................................   5,000     47,213
   #West Holdings Corp....................................   3,000     91,573
    West Japan Railway Co.................................  42,900  1,811,481
    Wood One Co., Ltd.....................................  40,000    122,707
    Wowow, Inc............................................      47    169,842
    Xebio Co., Ltd........................................  45,400    951,852
    Y A C Co., Ltd........................................  13,500     72,907
    Yachiyo Bank, Ltd. (The)..............................  24,200    689,636
    Yachiyo Industry Co., Ltd.............................   1,100      8,066
    Yahagi Construction Co., Ltd..........................  35,400    150,420
    Yahoo Japan Corp......................................     918    487,864
    Yaizu Suisankagaku Industry Co., Ltd..................   9,800     82,830
   #Yakult Honsha Co., Ltd................................  21,400    996,949
    YAMABIKO Corp.........................................   9,635    260,400
    Yamada Denki Co., Ltd.................................  91,440  3,700,347
    Yamagata Bank, Ltd. (The)............................. 214,000    915,957
    Yamaguchi Financial Group, Inc........................ 350,000  3,331,509
    Yamaha Corp........................................... 229,600  2,941,483
   #Yamaha Motor Co., Ltd................................. 269,800  3,614,004
   *Yamaichi Electronics Co., Ltd.........................  24,100     39,527
    Yamanashi Chuo Bank, Ltd. (The)....................... 260,000  1,039,198
   #Yamatane Corp......................................... 160,000    282,147
    Yamato Corp...........................................  26,000     91,237
    Yamato Holdings Co., Ltd.............................. 203,000  4,450,363
   #Yamato Kogyo Co., Ltd.................................  50,500  1,636,491
    Yamaya Corp...........................................   5,010     80,560
    Yamazaki Baking Co., Ltd.............................. 167,000  1,969,621
    Yamazen Corp..........................................  75,600    468,677

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Yaoko Co., Ltd....................................     9,500 $      355,335
   #Yaskawa Electric Corp.............................   128,000      1,525,188
    Yasuda Warehouse Co., Ltd. (The)..................    23,300        210,376
    Yellow Hat, Ltd...................................    29,300        555,565
    Yodogawa Steel Works, Ltd.........................   197,000        821,421
    Yokogawa Bridge Holdings Corp.....................    50,000        603,074
    Yokogawa Electric Corp............................   184,100      2,381,187
    Yokohama Reito Co., Ltd...........................    73,500        574,917
    Yokohama Rubber Co., Ltd. (The)...................   264,000      2,598,820
    Yokowo Co., Ltd...................................    22,200        104,335
    Yomeishu Seizo Co., Ltd...........................     2,000         16,476
    Yondenko Corp.....................................    23,000         84,062
    Yonekyu Corp......................................       900          7,002
    Yonex Co., Ltd....................................     9,400         50,881
    Yorozu Corp.......................................    23,700        410,207
    Yuasa Funashoku Co., Ltd..........................     6,000         13,959
    Yuasa Trading Co., Ltd............................   281,000        498,218
    Yuken Kogyo Co., Ltd..............................    80,000        179,319
    Yuki Gosei Kogyo Co., Ltd.........................    11,000         30,195
   *Yukiguni Maitake Co., Ltd.........................     7,200         16,982
    Yurtec Corp.......................................    71,000        217,259
    Yusen Logistics Co., Ltd..........................    30,100        271,490
   #Yushin Precision Equipment Co., Ltd...............     8,200        150,873
    Yushiro Chemical Industry Co., Ltd................    15,100        144,533
    Yutaka Foods Corp.................................     4,000         69,408
    Yutaka Giken Co., Ltd.............................       200          4,739
    Zappallas, Inc....................................       116         84,240
    Zenrin Co., Ltd...................................    38,600        420,623
   #Zensho Holdings Co., Ltd..........................    27,700        330,239
    Zeon Corp.........................................   186,000      2,016,354
    ZERIA Pharmaceutical Co., Ltd.....................    11,000        168,666
                                                                 --------------
TOTAL JAPAN...........................................            1,731,624,271
                                                                 --------------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV............................   154,635      3,896,556
   #Accell Group......................................    26,972        496,618
    Aegon NV (5927375)................................ 1,812,067     13,962,628
    Aegon NV (007924103)..............................   106,518        823,384
    Akzo Nobel NV.....................................   190,989     11,643,794
   #Akzo Nobel NV Sponsored ADR.......................    82,551      1,677,436
  #*AMG Advanced Metallurgical Group NV...............    50,878        428,388
    Amsterdam Commodities NV..........................    18,609        388,669
   #APERAM............................................    88,873      1,096,836
    Arcadis NV........................................    73,756      1,913,889
   #ArcelorMittal (03938L104).........................   321,333      4,167,689
   #ArcelorMittal (B03XPL1)...........................   437,597      5,716,910
    ASM International NV..............................    65,162      2,051,787
    ASML Holding NV...................................    58,212      5,243,718
    BE Semiconductor Industries NV....................   114,119      1,236,090
    Beter Bed Holding NV..............................    13,418        259,570
   #BinckBank NV......................................   119,568      1,059,518
   #Brunel International NV...........................    15,044        725,759
    CSM...............................................   135,617      3,111,263

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
   *DE Master Blenders 1753 NV..........................   388,469 $  6,414,025
   #Delta Lloyd NV......................................   323,723    6,995,853
    Exact Holding NV....................................    11,827      278,091
   #Fugro NV............................................   109,311    6,667,108
   #Gemalto NV..........................................    71,209    7,457,516
   *Grontmij............................................    89,101      403,760
   #Heijmans NV.........................................    36,818      391,698
    Heineken NV.........................................    60,448    4,245,974
    Hunter Douglas NV...................................     1,366       56,282
   *ING Groep NV........................................   499,372    5,097,060
  #*ING Groep NV Sponsored ADR.......................... 1,565,969   15,925,904
  #*Kardan NV...........................................    36,083       23,052
    KAS Bank NV.........................................    12,900      157,111
    Kendrion NV.........................................    11,258      311,416
    Koninklijke Ahold NV................................   698,033   11,499,977
    Koninklijke Ahold NV Sponsored ADR..................    21,680      358,154
    Koninklijke BAM Groep NV............................   426,086    2,434,294
    Koninklijke Boskalis Westminster NV.................    91,815    3,455,428
    Koninklijke DSM NV..................................   157,216   11,048,993
   *Koninklijke KPN NV..................................   541,821    1,426,803
    Koninklijke Philips Electronics NV (5986622)........   592,910   18,960,608
   #Koninklijke Philips Electronics NV (500472303)......   328,014   10,427,565
    Koninklijke Ten Cate NV.............................    45,424    1,097,532
   #Koninklijke Vopak NV................................    65,536    3,775,130
    Koninklijke Wessanen NV.............................   167,287      621,371
    Macintosh Retail Group NV...........................    49,262      552,795
    Nederland Apparatenfabriek..........................     3,562      138,718
    Nutreco NV..........................................   116,538    5,471,879
   *Ordina NV...........................................   148,662      247,927
   *PostNL NV...........................................   497,624    1,790,435
    Randstad Holding NV.................................   183,458    8,874,145
    Reed Elsevier NV....................................    35,651      682,975
    Reed Elsevier NV Sponsored ADR......................    45,688    1,746,195
  #*Royal Imtech NV.....................................    96,672      235,287
   *SBM Offshore NV.....................................   288,505    5,583,088
    Sligro Food Group NV................................    21,798      787,863
   #SNS REAAL NV........................................   262,485           --
  #*Telegraaf Media Groep NV............................    21,617      337,822
    TKH Group NV........................................    54,173    1,492,149
    TNT Express NV......................................   329,944    2,596,825
  #*TomTom NV...........................................   260,467    1,520,999
    Unilever NV.........................................   181,970    7,300,898
    Unit4 NV............................................    40,586    1,373,320
    USG People NV.......................................   134,645    1,003,198
    Wolters Kluwer NV...................................   240,402    5,807,121
   *Xeikon NV...........................................    20,168      149,951
    Ziggo NV............................................    66,669    2,653,474
                                                                   ------------
TOTAL NETHERLANDS.......................................            229,778,271
                                                                   ------------
NEW ZEALAND -- (0.2%)
  #*A2 Corp., Ltd.......................................    22,506       12,025
    Abano Healthcare Group, Ltd.........................    13,023       59,803
    Air New Zealand, Ltd................................   542,744      628,575

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
   #Auckland International Airport, Ltd.................. 1,567,786 $ 3,939,587
  #*Bathurst Resources New Zealand, Ltd..................   558,054      97,816
    Chorus, Ltd..........................................   114,488     246,893
    Chorus, Ltd. ADR.....................................    10,487     112,316
   #Contact Energy, Ltd..................................   497,069   2,130,771
  #*Diligent Board Member SVCS...........................     5,821      28,803
   #Ebos Group, Ltd......................................    27,026     216,905
   #Fisher & Paykel Healthcare Corp., Ltd................   374,308   1,039,669
    Fletcher Building, Ltd. (6341606)....................   461,535   2,995,383
   #Fletcher Building, Ltd. (6341617)....................    96,641     622,642
    Freightways, Ltd.....................................    94,479     306,307
    Hallenstein Glasson Holdings, Ltd....................    16,145      60,799
    Heartland New Zealand, Ltd...........................    12,825       8,895
    Infratil, Ltd........................................   499,789     991,939
    Kathmandu Holdings, Ltd..............................     9,174      19,616
    Mainfreight, Ltd.....................................    51,707     443,966
   #Michael Hill International, Ltd......................    72,300      73,901
    New Zealand Oil & Gas, Ltd...........................   416,158     277,515
    New Zealand Refining Co., Ltd. (The).................    66,827     130,298
   #Nuplex Industries, Ltd...............................   244,390     608,408
    NZX, Ltd.............................................    71,242      75,719
    PGG Wrightson, Ltd...................................   151,904      40,109
    Pike River Coal, Ltd.................................   224,242          --
    Port of Tauranga, Ltd................................    76,138     869,148
  #*Pumpkin Patch, Ltd...................................    37,217      25,842
   *Rakon, Ltd...........................................    89,357      17,868
    Restaurant Brands New Zealand, Ltd...................   145,276     326,659
   *Rubicon, Ltd.........................................    64,229      16,594
    Ryman Healthcare, Ltd................................   187,366   1,063,519
    Sanford Ltd..........................................    31,342     116,329
    Skellerup Holdings, Ltd..............................    20,500      22,077
    Sky Network Television, Ltd..........................   264,862   1,132,226
    SKYCITY Entertainment Group, Ltd.....................   471,507   1,576,450
   #Steel & Tube Holdings, Ltd...........................    25,952      53,852
    Telecom Corp. of New Zealand, Ltd....................   392,132     705,257
    Tourism Holdings, Ltd................................    23,932      11,254
    Tower, Ltd...........................................   219,128     327,306
    Trade Me, Ltd........................................    39,760     151,705
   #TrustPower, Ltd......................................    75,810     447,940
    Vector, Ltd..........................................   242,381     512,618
    Warehouse Group, Ltd. (The)..........................    65,062     203,703
  #*Xero, Ltd............................................     1,532      21,172
                                                                    -----------
TOTAL NEW ZEALAND........................................            22,770,179
                                                                    -----------
NORWAY -- (1.0%)
   #ABG Sundal Collier Holding ASA.......................   454,248     311,183
   *Agasti Holding ASA...................................    49,859      11,800
    Aker ASA Class A.....................................    39,331   1,253,093
    Aker Solutions ASA...................................    63,654     959,253
   *Algeta ASA...........................................    18,026     736,857
   *Archer, Ltd..........................................   157,036     126,156
    Atea ASA.............................................   114,748   1,206,117
    Austevoll Seafood ASA................................   153,422     868,478

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
NORWAY -- (Continued)
    Bakkafrost P/F........................................    10,878 $  131,067
  #*Bionor Pharma ASA.....................................    71,347     38,788
    Bonheur ASA...........................................    16,775    398,720
    BW Offshore, Ltd......................................   613,331    807,237
   *BWG Homes ASA.........................................   107,699    238,098
   #Cermaq ASA............................................    96,146  1,770,697
    Copeinca ASA..........................................    29,580    339,292
   *Deep Sea Supply P.L.C.................................   163,381    250,653
  #*Det Norske Oljeselskap ASA............................    41,571    608,532
    DNB ASA...............................................   491,297  8,172,938
  #*DNO International ASA.................................   662,209  1,431,980
  #*DOF ASA...............................................    67,981    299,529
   #Ekornes ASA...........................................    24,912    392,230
   *Electromagnetic GeoServices A.S.......................    67,978    106,836
    Eltek ASA.............................................   321,422    313,425
    Evry ASA..............................................    62,231     98,140
    Farstad Shipping ASA..................................     7,858    171,236
    Fred Olsen Energy ASA.................................    24,005  1,158,204
  #*Frontline, Ltd........................................    72,376    187,694
    Ganger Rolf ASA.......................................    27,856    631,783
    Gjensidige Forsikring ASA.............................   129,716  2,007,606
    Golar LNG, Ltd........................................    19,800    683,694
   *Golden Ocean Group Ltd................................   579,596    622,898
   *Grieg Seafood ASA.....................................    62,647    166,718
   *Havila Shipping ASA...................................     3,252     16,520
   *Hoegh LNG Holdings Ltd................................    24,208    183,624
   *Hurtigruten ASA.......................................   296,272    132,354
   *Kongsberg Automotive Holding ASA......................   743,301    401,844
   #Kongsberg Gruppen A.S.................................    25,456    477,558
   #Kvaerner ASA..........................................   279,574    477,674
    Leroey Seafood Group ASA..............................    26,755    712,537
   #Marine Harvest ASA.................................... 3,933,375  3,969,487
  #*Nordic Semiconductor ASA..............................   290,380    942,270
   #Norsk Hydro ASA.......................................   919,999  3,910,917
    Norsk Hydro ASA Sponsored ADR.........................    50,900    217,343
  #*Norske Skogindustrier ASA.............................   242,741    151,321
    Northern Offshore, Ltd................................    34,847     49,798
   *Northland Resources SA................................    20,848      2,740
   *Norwegian Air Shuttle A.S.............................    36,394  1,620,222
  #*Norwegian Energy Co. A.S..............................   424,931    218,580
  #*Odfjell SE Class A....................................    41,255    191,292
    Olav Thon Eindom A.S..................................       553     92,011
   #Opera Software ASA....................................    44,044    357,890
    Orkla ASA.............................................   668,541  5,163,177
  #*Panoro Energy ASA.....................................   358,447    185,408
    Petroleum Geo-Services ASA............................   182,752  2,456,076
  #*PhotoCure ASA.........................................     4,035     25,915
    Prosafe SE............................................    92,069    922,869
   *Q-Free ASA............................................    66,600    183,398
   *Renewable Energy Corp. ASA............................ 2,371,298  1,222,843
   *Salmar ASA............................................    35,567    358,983
   *Scana Industrier......................................    31,053     15,233
    Schibsted ASA.........................................    24,221  1,233,679

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
NORWAY -- (Continued)
   #Seadrill, Ltd.......................................     75,524 $ 3,228,373
   *Sevan Drilling A.S..................................    390,530     302,491
  #*Sevan Marine ASA....................................     66,506     267,314
   *Siem Offshore, Inc..................................    222,158     293,711
    Solstad Offshore ASA................................      6,708     109,595
  #*Songa Offshore SE...................................    240,528     300,072
    SpareBank 1 SMN.....................................    107,926     890,332
    SpareBank 1 SR Bank ASA.............................     55,576     470,085
    Statoil ASA.........................................     67,647   1,468,389
   #Statoil ASA Sponsored ADR...........................    380,607   8,217,305
    Stolt-Nielsen, Ltd..................................     27,156     633,310
   *Storebrand ASA......................................    670,927   3,857,354
   #Subsea 7 SA.........................................    263,073   5,003,155
    Telenor ASA.........................................    175,339   3,883,178
    TGS Nopec Geophysical Co. ASA.......................     61,850   1,983,739
   #Tomra Systems ASA...................................    153,423   1,401,562
    TTS Group ASA.......................................     11,319      13,368
    Veidekke ASA........................................     50,500     411,181
   #Veripos, Inc........................................     21,707      67,944
    Wilh Wilhelmsen ASA.................................     40,334     325,851
    Wilh Wilhelmsen Holding ASA Class A.................     19,944     577,772
   #Yara International ASA..............................    111,067   4,984,416
                                                                    -----------
TOTAL NORWAY............................................             91,084,992
                                                                    -----------
POLAND -- (0.0%)
   *Arctic Paper SA.....................................     21,714      21,171
                                                                    -----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.......................................    209,662     540,922
  #*Banco BPI SA........................................    769,751   1,005,223
  #*Banco Comercial Portugues SA........................ 15,895,689   1,983,044
   *Banco Espirito Santo SA.............................  3,375,184   3,286,404
    Cimpor Cimentos de Portugal SGPS SA.................     20,076      83,992
    Corticeira Amorim SGPS SA...........................    169,781     456,493
    EDP - Energias de Portugal SA.......................    550,282   1,956,301
    EDP - Energias de Portugal SA Sponsored ADR.........      7,202     253,943
   *EDP Renovaveis SA...................................    379,682   1,948,850
    Galp Energia SGPS SA................................    104,991   1,677,031
   *Impresa SGPS SA.....................................     49,210      43,549
    Jeronimo Martins SGPS SA............................     62,423   1,233,305
    Mota-Engil SGPS SA..................................    149,762     546,493
   #Novabase SGPS SA....................................     12,258      43,134
    Portucel SA.........................................    329,920   1,168,225
   #Portugal Telecom SGPS SA............................    953,354   3,637,408
   #REN - Redes Energeticas Nacionais SGPS SA...........    235,207     695,384
   #Semapa-Sociedade de Investimento e Gestao...........    103,153     913,275
    Sonae...............................................  1,499,442   1,554,514
   *Sonae Industria SGPS SA.............................    132,969      86,907
    Sonaecom - SGPS SA..................................    253,596     602,901
    Teixeira Duarte SA..................................    158,418     116,181

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
PORTUGAL -- (Continued)
   #Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA..................................   154,464 $   903,515
                                                                    -----------
TOTAL PORTUGAL...........................................            24,736,994
                                                                    -----------
RUSSIA -- (0.0%)
   *Alliance Oil Co., Ltd................................    35,845     235,304
                                                                    -----------
SINGAPORE -- (1.3%)
                                                          1,573,000     346,107
   *Abterra, Ltd.........................................   189,000      94,550
    Amara Holdings, Ltd..................................   248,000     111,016
    Amtek Engineering, Ltd...............................   320,000     118,189
    Armstrong Industrial Corp., Ltd......................   390,000     118,039
   #ASL Marine Holdings, Ltd.............................   282,800     142,266
   #Ausgroup, Ltd........................................ 1,155,939     322,570
    Baker Technology, Ltd................................   259,000      54,198
   #Banyan Tree Holdings, Ltd............................   409,000     222,846
   *Beng Kuang Marine, Ltd...............................    53,000       4,674
   #Biosensors International Group, Ltd.................. 1,336,901   1,093,556
    Bonvests Holdings, Ltd...............................    51,600      45,409
    Boustead Singapore, Ltd..............................   365,000     401,940
   #Breadtalk Group, Ltd.................................    93,000      70,168
    Broadway Industrial Group, Ltd.......................   520,000     110,359
    Bukit Sembawang Estates, Ltd.........................   125,000     607,720
    Bund Center Investment, Ltd.......................... 1,264,000     227,958
    CapitaLand, Ltd...................................... 2,406,500   6,104,795
    CH Offshore, Ltd.....................................   330,000     112,860
   *China Auto Corp., Ltd................................    22,000         571
    China Aviation Oil Singapore Corp., Ltd..............   279,000     210,361
   #China Merchants Holdings Pacific, Ltd................   148,000      95,931
   #Chip Eng Seng Corp., Ltd............................. 1,141,000     618,296
    City Developments, Ltd...............................   442,000   3,693,747
    Cityspring Infrastructure Trust......................    92,000      35,424
    ComfortDelGro Corp., Ltd............................. 1,218,169   1,917,436
    Cosco Corp. Singapore, Ltd........................... 1,626,000     958,300
    Creative Technology, Ltd.............................     2,120       3,933
    CSC Holdings, Ltd....................................   396,000      31,720
    CSE Global, Ltd......................................   715,000     463,368
    CWT, Ltd.............................................   273,000     307,875
    DBS Group Holdings, Ltd..............................   845,655  11,097,457
   *Delong Holdings, Ltd.................................   207,200      61,324
    DMX Technologies Group, Ltd..........................   256,000      44,230
   #Dyna-Mac Holdings, Ltd...............................   415,000     132,036
    Elec & Eltek International Co., Ltd..................    20,000      43,194
    Eu Yan Sang International, Ltd.......................    44,400      26,517
   *euNetworks Group, Ltd................................    41,380      20,057
  #*Ezra Holdings, Ltd................................... 1,409,000     957,147
   *Falcon Energy Group, Ltd.............................   572,000     152,551
    Far East Orchard, Ltd................................   257,401     410,344
    First Resources, Ltd.................................   525,000     693,208
    FJ Benjamin Holdings, Ltd............................   567,000     114,109
    Food Empire Holdings, Ltd............................   144,800      75,154
    Fragrance Group, Ltd................................. 1,448,000     273,236
    Freight Links Express Holdings, Ltd.................. 2,686,804     253,756

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
  #*Gallant Venture, Ltd.................................. 1,140,000 $  273,426
    Genting Singapore P.L.C...............................   880,000    917,859
    Global Yellow Pages, Ltd..............................    29,000      2,439
    GMG Global, Ltd....................................... 5,413,000    442,491
    Golden Agri-Resources, Ltd............................ 7,923,569  3,268,998
   #Goodpack, Ltd.........................................   227,000    271,444
    GP Batteries International, Ltd.......................    50,000     35,717
    GP Industries, Ltd....................................   174,000     70,183
   #Great Eastern Holdings, Ltd...........................    18,000    244,940
   #GuocoLand, Ltd........................................   425,221    701,471
   #GuocoLeisure, Ltd.....................................   560,000    345,491
    Guthrie GTS, Ltd......................................   338,000    237,309
  #*Healthway Medical Corp., Ltd.......................... 2,362,133    135,920
    HG Metal Manufacturing, Ltd...........................   300,000     20,754
    Hi-P International, Ltd...............................   525,000    341,794
    Hiap Hoe, Ltd.........................................   128,000     73,478
    Hiap Seng Engineering, Ltd............................   120,000     27,761
    Ho Bee Investment, Ltd................................   405,000    697,165
    Hong Fok Corp., Ltd...................................   581,080    314,839
    Hong Leong Asia, Ltd..................................   216,000    261,803
    Hongkong Land Holdings, Ltd...........................   159,000  1,074,033
    Hotel Grand Central, Ltd..............................   133,492    112,815
    Hotel Properties, Ltd.................................   372,000    915,422
    Hour Glass, Ltd. (The)................................    50,000     68,715
    HTL International Holdings, Ltd.......................   328,000     71,039
   *Huan Hsin Holdings, Ltd...............................    67,000      2,425
    HupSteel, Ltd.........................................   145,000     25,659
    Hutchison Port Holdings Trust.........................   478,000    353,284
    Hwa Hong Corp., Ltd...................................   280,000     70,342
    Hyflux, Ltd...........................................   495,000    508,273
   #Indofood Agri Resources, Ltd..........................   912,000    635,170
    InnoTek, Ltd..........................................    87,000     24,284
   *International Healthway Corp., Ltd....................   129,620     42,328
  #*Interra Resources, Ltd................................   365,000    136,291
   #IPC Corp., Ltd........................................   974,000    124,763
    Jardine Cycle & Carriage, Ltd.........................    15,838    501,624
    Jaya Holdings, Ltd....................................   395,000    180,011
   *Jiutian Chemical Group, Ltd........................... 1,341,000    106,332
    Jurong Technologies Industrial Corp., Ltd.............   213,200         --
    K-Green Trust.........................................   170,400    137,412
    K1 Ventures, Ltd......................................   946,000    128,541
    Keppel Corp., Ltd.....................................   301,200  2,451,722
    Keppel Land, Ltd......................................   883,000  2,558,146
   #Keppel Telecommunications & Transportation, Ltd.......   139,000    160,609
   #Koh Brothers Group, Ltd...............................   193,000     44,939
    LC Development, Ltd...................................   719,400     90,491
    Lee Kim Tah Holdings, Ltd.............................    60,000     44,790
   *Li Heng Chemical Fibre Technologies, Ltd.............. 1,245,000    122,345
    Lian Beng Group, Ltd..................................   857,000    370,562
    Low Keng Huat Singapore, Ltd..........................   293,000    155,501
    Lum Chang Holdings, Ltd...............................   160,000     43,973
    M1, Ltd...............................................   219,000    556,304
   *Manhattan Resources, Ltd..............................   178,000     51,119

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
    Marco Polo Marine, Ltd................................   269,000 $   80,502
   #Memstar Technology, Ltd............................... 1,337,000     94,667
    Mercator Lines Singapore, Ltd.........................    12,000        983
    Mermaid Maritime PCL..................................    34,000      8,678
   #Mewah International, Inc..............................   604,000    206,494
    Midas Holdings, Ltd................................... 2,395,000    902,390
  #*Neptune Orient Lines, Ltd............................. 1,747,000  1,474,711
    Noble Group, Ltd...................................... 4,640,000  3,260,023
    NSL, Ltd..............................................    75,000     84,883
  #*Oceanus Group, Ltd.................................... 4,001,000     91,096
    OKP Holdings, Ltd.....................................    14,000      4,399
   #Olam International, Ltd............................... 2,637,809  3,518,375
    OSIM International, Ltd...............................   226,000    364,456
  #*Otto Marine, Ltd...................................... 1,213,500     47,631
    Oversea-Chinese Banking Corp., Ltd.................... 1,036,084  8,601,720
   #Overseas Union Enterprise, Ltd........................   531,000  1,181,656
    Pan Pacific Hotels Group, Ltd.........................   390,500    781,044
   #Pan-United Corp., Ltd.................................   222,000    158,788
    Petra Foods, Ltd......................................   118,000    370,482
    Popular Holdings, Ltd.................................   590,000    129,963
    QAF, Ltd..............................................   310,092    256,030
  #*Raffles Education Corp., Ltd.......................... 1,070,667    248,310
    Raffles Medical Group, Ltd............................   106,590    269,757
    Rotary Engineering, Ltd...............................   394,000    183,957
   *S I2I, Ltd............................................ 4,170,000     62,216
    San Teh, Ltd..........................................   140,400     33,737
   *Sapphire Corp., Ltd...................................   460,000     38,765
   #SATS, Ltd.............................................   681,392  1,777,748
    SBS Transit, Ltd......................................    54,000     59,053
    See Hup Seng, Ltd.....................................   585,000    124,428
    SembCorp Industries, Ltd..............................   404,000  1,612,870
   #SembCorp Marine, Ltd..................................   179,800    642,871
   #Sheng Siong Group, Ltd................................   260,000    145,119
    SIA Engineering Co., Ltd..............................    86,000    329,457
    Sim Lian Group, Ltd...................................   206,794    144,536
   #Sinarmas Land, Ltd.................................... 2,585,000  1,349,173
    Sing Holdings, Ltd....................................   263,000    100,063
    Singapore Airlines, Ltd...............................   563,400  4,479,267
    Singapore Exchange, Ltd...............................   151,000    905,334
   #Singapore Land, Ltd...................................   130,143    934,373
    Singapore Post, Ltd...................................   839,216    867,749
   #Singapore Press Holdings, Ltd.........................   363,000  1,253,000
    Singapore Reinsurance Corp., Ltd......................    55,000     11,481
    Singapore Shipping Corp., Ltd.........................   137,000     24,802
    Singapore Technologies Engineering, Ltd...............   284,000    956,369
    Singapore Telecommunications, Ltd..................... 1,487,350  4,592,843
   *Sino Grandness Food Industry Group Ltd................   272,000    312,055
   #SMRT Corp., Ltd.......................................   490,000    545,419
    Stamford Land Corp., Ltd..............................   864,000    380,359
    StarHub, Ltd..........................................   172,710    597,807
    Sunningdale Tech, Ltd................................. 1,293,000    128,048
   *SunVic Chemical Holdings, Ltd.........................   502,000    175,446
    Super Group, Ltd......................................   263,000    995,214

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SINGAPORE -- (Continued)
   #Swiber Holdings, Ltd................................ 1,045,000 $    606,844
   #Tat Hong Holdings, Ltd..............................   510,000      467,073
    Technics Oil & Gas, Ltd.............................    69,000       45,867
    Thakral Corp., Ltd..................................   793,000       18,710
    Tiong Woon Corp. Holding, Ltd.......................   465,750      129,838
  #*Triyards holdings, Ltd..............................   113,399       61,936
    Tuan Sing Holdings, Ltd............................. 1,339,318      363,053
    UMS Holdings, Ltd...................................   413,000      162,192
   #United Engineers, Ltd...............................   384,652      711,327
   #United Envirotech, Ltd..............................   525,000      388,104
   #United Industrial Corp., Ltd........................   704,000    1,676,327
    United Overseas Bank, Ltd...........................   449,655    7,585,295
   #UOB-Kay Hian Holdings, Ltd..........................   481,000      637,535
    UOL Group, Ltd......................................   671,000    3,685,543
   #UPP Holdings, Ltd...................................   610,000      170,187
    Vard Holdings, Ltd..................................   945,000      612,212
    Venture Corp., Ltd..................................   447,000    2,574,665
    Wee Hur Holdings, Ltd...............................   549,000      165,964
    Wheelock Properties Singapore, Ltd..................   334,347      480,855
   #Wilmar International, Ltd........................... 1,025,000    2,537,116
    Wing Tai Holdings, Ltd..............................   764,124    1,277,379
   *Xpress Holdings, Ltd................................   474,000       14,507
   #Yeo Hiap Seng, Ltd..................................    63,135      132,500
    YHI International, Ltd..............................    96,000       21,132
    Yongnam Holdings, Ltd............................... 2,156,000      559,846
                                                                   ------------
TOTAL SINGAPORE.........................................            124,541,652
                                                                   ------------
SPAIN -- (2.1%)
   #Abengoa SA..........................................    54,815      145,006
   #Abengoa SA Class B..................................   236,357      564,229
    Abertis Infraestructuras SA.........................   115,456    2,143,902
   #Acciona SA..........................................    37,725    1,778,901
   #Acerinox SA.........................................   137,208    1,406,358
    ACS Actividades de Construccion y Servicios SA......   113,314    3,262,878
    Adveo Group International SA........................     6,291      105,380
   #Almirall SA.........................................    94,442    1,240,279
   #Amadeus IT Holding SA Class A.......................    76,142    2,618,701
   #Antena 3 de Television SA...........................    80,233      837,050
   *Azkoyen SA..........................................    14,561       25,776
    Banco Bilbao Vizcaya Argentaria SA.................. 1,333,040   12,641,203
   #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR....   907,421    8,575,128
   #Banco de Sabadell SA................................ 3,727,646    7,633,521
  #*Banco Popular Espanol SA............................ 1,919,150    8,435,623
    Banco Santander SA.................................. 3,160,370   23,120,967
   #Banco Santander SA Sponsored ADR.................... 2,294,843   16,798,251
   #Bankinter SA........................................   783,386    3,572,140
  #*Baron de Ley........................................     2,832      211,211
   #Bolsas y Mercados Espanoles SA......................    38,866    1,073,357
    CaixaBank........................................... 1,253,688    4,624,301
  #*Caja de Ahorros del Mediterraneo....................    21,176           --
  #*Campofrio Food Group SA.............................    29,034      199,728
   *Cementos Portland Valderrivas SA....................    15,417       82,234
    Cie Automotive SA...................................    40,806      329,311

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SPAIN -- (Continued)
   *Codere SA............................................     6,452 $    10,683
    Construcciones y Auxiliar de Ferrocarriles SA........     3,147   1,360,923
   *Deoleo SA............................................   535,353     202,605
    Dinamia Capital Privado Sociedad de Capital Riesgo
      SA.................................................     4,887      37,223
    Distribuidora Internacional de Alimentacion SA.......   223,728   1,851,398
   *Dogi International Fabrics SA........................    13,276          --
    Duro Felguera SA.....................................    46,792     303,022
    Ebro Foods SA........................................   127,666   2,756,975
    Elecnor SA...........................................     8,758     120,244
   #Enagas SA............................................   197,827   4,888,570
    Ence Energia y Celulosa SA...........................   281,452     909,599
   *Ercros SA............................................   127,395      72,669
   #Faes Farma SA........................................   121,731     358,870
    Ferrovial SA.........................................   276,424   4,715,797
    Fluidra SA...........................................     3,062       9,915
   #Fomento de Construcciones y Contratas SA.............    74,537   1,028,925
   #Gamesa Corp. Tecnologica SA..........................   403,444   2,971,164
    Gas Natural SDG SA...................................   229,272   4,667,836
    Grifols SA...........................................    73,864   3,119,584
    Grupo Catalana Occidente SA..........................    56,170   1,461,611
  #*Grupo Ezentis SA.....................................   382,628      68,776
    Iberdrola SA......................................... 2,607,543  14,429,199
    Iberpapel Gestion SA.................................     4,081      76,334
    Inditex SA...........................................    17,228   2,299,673
   #Indra Sistemas SA....................................   145,864   1,976,877
   *Inmobiliaria Colonial SA.............................     1,392       1,962
   *Jazztel P.L.C........................................   170,411   1,547,635
    Laboratorios Farmaceuticos Rovi SA...................     4,530      45,165
   #Mapfre SA............................................   540,209   1,977,431
  #*Mediaset Espana Comunicacion SA......................   230,686   2,402,685
   #Melia Hotels International SA........................    81,629     732,506
    Miquel y Costas & Miquel SA..........................    13,101     427,115
   *Natra SA.............................................    10,905      23,216
  #*NH Hoteles SA........................................   229,178     921,710
   #Obrascon Huarte Lain SA..............................    62,832   2,397,555
   #Papeles y Cartones de Europa SA......................    73,181     321,730
   *Pescanova SA.........................................    22,953          --
    Prim SA..............................................     5,102      37,724
  #*Promotora de Informaciones SA Class A................   351,998      86,794
    Prosegur Cia de Seguridad SA.........................   128,876     664,796
  #*Realia Business SA...................................   136,722     112,017
    Red Electrica Corp. SA...............................    71,175   3,968,902
    Repsol SA............................................   149,321   3,578,785
    Repsol SA Sponsored ADR..............................   274,321   6,550,785
  #*Sacyr Vallehermoso SA................................   481,719   1,786,109
   *Sociedad Nacional de Industrias Apicaciones
     Celulosa Espanola SA................................    56,486      20,665
  #*Solaria Energia y Medio Ambiente SA..................    34,875      29,256
    Tecnicas Reunidas SA.................................    20,820     949,998
   *Telecomunicaciones y Energia.........................    33,041      50,903
   *Telefonica SA........................................   301,003   4,301,987
  #*Telefonica SA Sponsored ADR..........................   229,616   3,258,251
    Tubacex SA...........................................   177,088     633,234
    Tubos Reunidos SA....................................   146,716     341,706

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SPAIN -- (Continued)
   #Vidrala SA............................................  19,544 $    725,226
    Viscofan SA...........................................  35,568    1,831,294
   *Vocento SA............................................  34,637       48,600
   #Zardoya Otis SA.......................................  44,737      651,825
   *Zeltia SA............................................. 121,802      372,498
                                                                   ------------
TOTAL SPAIN...............................................          191,923,972
                                                                   ------------
SWEDEN -- (3.0%)
    AarhusKarlshamn AB....................................  35,873    2,060,520
    Acando AB.............................................  79,449      166,569
   *Active Biotech AB.....................................   8,023       61,212
    AddTech AB Class B....................................   3,728      149,464
    AF AB Class B.........................................  56,102    1,572,621
    Alfa Laval AB.........................................  60,834    1,380,549
   *Arise Windpower AB....................................   1,101        4,075
    Assa Abloy AB Class B.................................  96,250    4,267,383
    Atlas Copco AB Class A................................  51,700    1,348,629
    Atlas Copco AB Class B................................  30,156      706,436
    Atrium Ljungberg AB Class B...........................   4,423       58,406
    Avanza Bank Holding AB................................   8,968      206,901
   #Axfood AB.............................................  14,804      688,992
   #Axis Communications AB................................  21,808      621,417
    B&B Tools AB Class B..................................  30,869      399,012
   *BE Group AB...........................................  67,268      155,411
    Beijer AB G&L Class B.................................   6,430      103,450
    Beijer Alma AB........................................  11,726      258,443
    Beijer Electronics AB.................................   2,424       24,020
    Betsson AB............................................  19,508      523,896
    Bilia AB Class A......................................  37,732      672,084
   #BillerudKorsnas AB.................................... 302,830    2,840,453
    BioGaia AB Class B....................................   8,331      285,599
    Biotage AB............................................  44,000       61,917
   #Bjoern Borg AB........................................  24,143      109,732
    Boliden AB............................................ 449,226    6,343,196
    Bure Equity AB........................................ 113,957      408,872
    Byggmax Group AB......................................  39,140      241,862
    Castellum AB.......................................... 176,279    2,520,377
    Catena AB.............................................     500        6,487
    Cision AB.............................................   4,601       28,365
   #Clas Ohlson AB Class B................................  56,986      819,076
  #*Cloetta AB Class B....................................  14,784       41,302
    Concentric AB.........................................  87,565    1,032,083
    Concordia Maritime AB Class B.........................  30,791       50,104
    Connecta AB...........................................   3,879       22,699
   *CyberCom Group AB.....................................  79,025       24,881
   #Dios Fastigheter AB...................................  35,285      214,350
    Doro AB...............................................  31,942      186,631
    Duni AB...............................................  36,877      344,458
    Electrolux AB Series B................................ 281,906    8,219,670
   #Elekta AB Class B..................................... 158,651    2,716,828
   #Enea AB...............................................  26,784      193,826
  #*Eniro AB.............................................. 211,064      634,500
    Fabege AB............................................. 147,139    1,658,828

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
    Fagerhult AB.........................................     2,628 $    71,638
   *Fastighets AB Balder.................................    64,093     513,670
    Getinge AB Class B...................................   141,830   5,244,942
   #Gunnebo AB...........................................    70,820     365,963
   *Hakon Invest AB......................................   100,065   2,797,986
    Haldex AB............................................    82,129     717,849
    Hennes & Mauritz AB Class B..........................    74,443   2,782,049
    Hexagon AB Class B...................................   293,854   8,977,245
   #Hexpol AB............................................    36,835   2,699,981
   #HIQ International AB.................................   100,513     527,703
    Hoganas AB Class B...................................    38,586   1,909,803
   #Holmen AB Class B....................................   100,995   2,930,389
    Hufvudstaden AB Class A..............................    70,229     891,663
    Husqvarna AB Class A.................................   102,374     612,602
    Husqvarna AB Class B.................................   642,017   3,858,612
    Industrial & Financial Systems Class B...............    33,452     690,476
    Indutrade AB.........................................     9,044     321,957
    Intrum Justitia AB...................................    90,784   2,304,844
   #JM AB................................................   118,006   3,137,378
   *KappAhl AB...........................................    92,723     461,074
    Klovern AB...........................................    91,294     382,928
   #KNOW IT AB...........................................    27,286     207,542
    Kungsleden AB........................................   177,817   1,139,132
    Lagercrantz AB Class B...............................    28,386     433,908
   *Lindab International AB..............................   125,023   1,128,223
    Loomis AB Class B....................................    99,260   2,128,330
   *Lundin Petroleum AB..................................   140,031   3,075,202
    Meda AB Class A......................................   418,047   4,893,761
  #*Medivir AB Class B...................................    45,238     494,895
   #Mekonomen AB.........................................    14,308     438,587
   *Micronic Mydata AB...................................   119,447     219,472
    Millicom International Cellular SA...................    16,656   1,333,771
   #Modern Times Group AB Class B........................    36,408   1,713,587
    MQ Holding AB........................................     5,078      12,177
    NCC AB Class A.......................................     6,687     174,543
    NCC AB Class B.......................................   137,339   3,605,498
    Net Entertainment NE AB Class B......................    18,106     294,456
   *Net Insight AB Class B...............................   379,646      77,457
   #New Wave Group AB Class B............................   111,042     617,813
    Nibe Industrier AB Class B...........................    87,582   1,493,735
    Nobia AB.............................................   245,927   1,782,173
    Nolato AB Class B....................................    28,529     513,976
    Nordea Bank AB....................................... 1,345,096  17,049,802
    Nordnet AB Class B...................................   146,854     447,720
    OEM International AB Class B.........................     9,300      97,968
  #*Orexo AB.............................................    16,289     188,335
  #*PA Resources AB......................................    10,516      16,456
   #Peab AB..............................................   315,134   1,727,194
   #Pricer AB Class B....................................   171,573     202,561
   #Proact IT Group AB...................................     5,666      69,493
    Proffice AB Class B..................................    90,548     318,231
   #Ratos AB Class B.....................................   262,812   2,344,539
  #*RaySearch Laboratories AB............................    24,042     108,045

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
    ReadSoft AB Class B.................................    26,206 $     92,218
   *Rederi AB Transatlantic.............................    19,360       15,559
   *Rezidor Hotel Group AB..............................   113,467      617,945
   *rnb Retail and Brands AB............................    18,260       23,700
    Saab AB Class B.....................................    90,624    1,637,558
    Sagax AB Class B....................................     3,620       13,196
    Sandvik AB..........................................   152,979    1,936,518
   *SAS AB..............................................   276,654      547,722
    Scania AB Class B...................................    85,691    1,787,754
    Securitas AB Class B................................   369,531    3,601,804
    Semcon AB...........................................    24,854      265,762
   #Sintercast AB.......................................     2,200       20,290
    Skandinaviska Enskilda Banken AB....................     9,106       92,940
    Skandinaviska Enskilda Banken AB Class A............ 1,265,750   13,971,865
   #Skanska AB Class B..................................   517,701    9,768,621
    SKF AB Class A......................................     5,419      149,942
    SKF AB Class B......................................   114,986    3,191,451
    SkiStar AB..........................................    24,593      290,766
   #SSAB AB Class A.....................................   276,678    1,799,232
    SSAB AB Class B.....................................   141,027      786,820
    Svenska Cellulosa AB Class A........................    18,540      490,176
    Svenska Cellulosa AB Class B........................   528,401   13,977,637
    Svenska Handelsbanken AB Class A....................   254,089   11,527,041
    Svenska Handelsbanken AB Class B....................     5,937      257,514
    Sweco AB Class B....................................    23,609      271,192
    Swedbank AB Class A.................................   487,002   11,739,311
    Swedish Match AB....................................   125,273    4,685,379
   *Swedish Orphan Biovitrum AB.........................   228,166    1,711,000
   #Systemair AB........................................     2,908       46,917
    Tele2 AB Class B....................................   513,824    6,586,271
    Telefonaktiebolaget LM Ericsson Class A.............    47,019      531,202
    Telefonaktiebolaget LM Ericsson Class B.............   864,965   10,224,152
   #Telefonaktiebolaget LM Ericsson Sponsored ADR.......   650,060    7,625,204
    TeliaSonera AB...................................... 1,211,684    8,763,898
   *TradeDoubler AB.....................................    63,660      217,409
   *Transcom WorldWide SA...............................   219,187       26,239
   #Transmode Holding AB................................     1,153       16,056
    Trelleborg AB Class B...............................   398,768    7,013,567
    Unibet Group P.L.C..................................    35,314    1,265,813
    Vitrolife AB........................................    15,218      164,634
    Volvo AB Class A....................................   171,557    2,519,941
    Volvo AB Class B....................................   437,084    6,438,770
    Volvo AB Sponsored ADR..............................    70,300    1,035,519
    Wallenstam AB Class B...............................    95,197    1,315,612
    Wihlborgs Fastigheter AB............................    76,590    1,255,199
                                                                   ------------
TOTAL SWEDEN............................................            275,302,236
                                                                   ------------
SWITZERLAND -- (6.7%)
    ABB, Ltd............................................ 1,199,336   26,440,483
   #ABB, Ltd. Sponsored ADR.............................   450,592    9,931,048
   *Acino Holding AG....................................     8,319      659,834
    Actelion, Ltd.......................................    83,305    5,536,174
    Adecco SA...........................................   183,329   11,655,944

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
   *Advanced Digital Broadcast Holdings SA...............     3,871 $    59,704
   *AFG Arbonia-Forster Holding AG.......................    27,013     846,360
    Allreal Holding AG...................................    23,861   3,320,996
   #Alpiq Holding AG.....................................     2,574     318,691
    ALSO Holding AG......................................       635      31,881
    ams AG...............................................    16,546   1,166,738
    APG SGA SA...........................................       781     189,279
    Aryzta AG............................................   156,287   9,651,304
    Ascom Holding AG.....................................    49,974     646,757
    Autoneum Holding AG..................................     7,290     674,613
   #Bachem Holding AG Class B............................     6,084     286,419
    Baloise Holding AG...................................    85,731   9,307,307
    Bank Coop AG.........................................     6,201     324,653
    Banque Cantonale de Geneve...........................     1,136     299,623
    Banque Cantonale Vaudoise............................     4,936   2,542,126
    Banque Privee Edmond de Rothschild SA................        10     176,946
    Barry Callebaut AG...................................     2,604   2,523,135
    Basilea Pharmaceutica................................     3,758     302,302
   #Basler Kantonalbank..................................     6,579     538,960
    Belimo Holding AG....................................       248     581,776
    Bell AG..............................................       110     251,912
    Bellevue Group AG....................................    11,759     140,913
   #Berner Kantonalbank AG...............................     6,254   1,560,350
    BKW AG...............................................     8,393     274,988
   *Bobst Group AG.......................................    15,239     470,552
    Bossard Holding AG...................................     5,930     992,882
    Bucher Industries AG.................................    12,681   3,188,863
    Burckhardt Compression Holding AG....................     3,820   1,528,143
    Burkhalter Holding AG................................       465      33,280
    Carlo Gavazzi Holding AG.............................       221      48,838
    Centralschweizerische Kraftwerke AG..................        66      20,899
    Cham Paper Holding AG................................         5       1,157
   *Charles Voegele Holding AG...........................    12,603     123,359
    Cicor Technologies...................................       911      29,503
    Cie Financiere Richemont SA Class A..................   156,608  15,319,793
    Cie Financiere Tradition SA..........................     1,907      99,658
    Clariant AG..........................................   507,686   7,936,557
    Coltene Holding AG...................................     5,988     289,305
    Conzzeta AG..........................................       163     304,929
    Credit Suisse Group AG............................... 1,122,531  32,972,977
   #Credit Suisse Group AG Sponsored ADR.................   541,531  15,856,028
    Daetwyler Holding AG.................................    11,073   1,208,030
    DKSH Holding AG......................................    12,772   1,141,495
    Dottikon Es Holding AG...............................        89      18,622
   *Dufry AG.............................................    30,282   3,962,811
   #EFG International AG.................................    99,357   1,305,088
    Emmi AG..............................................     3,640   1,124,897
    EMS-Chemie Holding AG................................     9,281   3,257,940
    Energiedienst Holding AG.............................     8,178     299,550
    Flughafen Zuerich AG.................................     7,427   4,016,977
    Forbo Holding AG.....................................     2,884   2,082,734
   #Galenica AG..........................................     6,928   5,315,744
    GAM Holding AG.......................................   367,328   5,859,728

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SWITZERLAND -- (Continued)
  #*Gategroup Holding AG..................................  48,192 $ 1,088,749
    Geberit AG............................................  11,921   3,198,197
    Georg Fischer AG......................................   7,371   3,855,801
    Givaudan SA...........................................   6,351   8,839,638
    Gurit Holding AG......................................     852     355,141
    Helvetia Holding AG...................................  11,366   5,074,554
    Holcim, Ltd........................................... 218,161  15,782,154
    Huber & Suhner AG.....................................  16,050     731,605
    Implenia AG...........................................  24,070   1,315,602
    Inficon Holding AG....................................   2,441     789,534
    Interroll Holding AG..................................     612     274,276
    Intershop Holdings....................................   1,609     555,236
    Julius Baer Group, Ltd................................ 409,538  18,641,738
    Kaba Holding AG Class B...............................   4,500   1,803,340
    Kardex AG.............................................  10,359     413,291
    Komax Holding AG......................................   6,021     640,138
    Kudelski SA...........................................  78,841   1,046,540
    Kuehne + Nagel International AG.......................  13,624   1,648,826
    Kuoni Reisen Holding AG...............................   7,049   2,539,634
    LEM Holding SA........................................   2,688   1,681,681
    Liechtensteinische Landesbank AG......................   3,057     124,057
   *LifeWatch AG..........................................   6,278      48,565
    Lindt & Spruengli AG..................................      35   1,590,440
   #Logitech International SA (B18ZRK2)................... 258,348   1,835,981
   #Logitech International SA (H50430232).................  26,700     187,968
    Lonza Group AG........................................ 106,225   8,176,017
   #Luzerner Kantonalbank AG..............................   4,788   1,804,340
    Metall Zug AG.........................................     177     402,562
  #*Meyer Burger Technology AG............................ 161,332   1,083,899
    Micronas Semiconductor Holding AG.....................  59,268     419,289
    Mikron Holding AG.....................................  48,480     282,234
    Mobilezone Holding AG.................................  18,218     180,923
    Mobimo Holding AG.....................................  10,100   2,121,194
   *Myriad Group AG.......................................  40,507      79,084
    Nestle SA............................................. 587,284  39,748,907
   #Nobel Biocare Holding AG..............................  73,392     893,471
    Novartis AG...........................................  53,620   3,854,568
   #Novartis AG ADR....................................... 818,651  58,623,598
    OC Oerlikon Corp. AG.................................. 331,745   4,361,080
   *Orascom Development Holding AG........................   4,588      43,908
   *Orell Fuessli Holding AG..............................     435      40,872
    Orior AG..............................................   6,012     332,332
    Panalpina Welttransport Holding AG....................  12,418   1,809,986
    Partners Group Holding AG.............................   6,832   1,809,170
    Phoenix Mecano AG.....................................   1,081     562,985
    PSP Swiss Property AG.................................  24,449   2,158,149
    PubliGroupe AG........................................   2,923     299,423
    Rieter Holding AG.....................................   6,122   1,216,069
    Roche Holding AG (7108918)............................   4,592   1,136,573
    Roche Holding AG (7110388)............................  81,978  20,173,882
    Romande Energie Holding SA............................     367     443,408
    Schaffner Holding AG..................................     468     106,041
    Schindler Holding AG..................................   5,484     764,621

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
  #*Schmolz + Bickenbach AG.............................   124,134 $    405,909
    Schweiter Technologies AG...........................     1,714    1,098,341
    Schweizerische National-Versicherungs-Gesellschaft
      AG................................................    25,017    1,168,219
    SGS SA..............................................     1,177    2,664,031
    Siegfried Holding AG................................     7,314    1,081,061
    Sika AG.............................................     2,986    8,315,687
    Sonova Holding AG...................................    28,346    3,128,411
    St Galler Kantonalbank AG...........................     4,439    1,662,158
   #Straumann Holding AG................................     5,093      766,187
    Sulzer AG...........................................    36,520    5,458,005
    Swatch Group AG (The) (7184725).....................    22,619   13,441,386
    Swatch Group AG (The) (7184736).....................    31,716    3,275,062
    Swiss Life Holding AG...............................    55,996   10,048,514
    Swiss Re AG.........................................   372,384   29,690,928
    Swisscom AG.........................................     6,162    2,754,670
    Swisscom AG Sponsored ADR...........................     5,100      226,899
    Swisslog Holding AG.................................   474,566      517,396
    Swissquote Group Holding SA.........................    20,003      629,957
    Syngenta AG.........................................     2,559    1,011,859
   #Syngenta AG ADR.....................................   121,993    9,642,327
    Tamedia AG..........................................     2,226      246,054
    Tecan Group AG......................................     8,332      802,612
    Temenos Group AG....................................    87,201    2,283,592
   *Tornos Holding AG...................................    12,446       58,765
    U-Blox AG...........................................    10,864      750,349
    UBS AG (B18YFJ4).................................... 1,749,489   34,449,222
    UBS AG (H89231338)..................................   285,193    5,609,746
    Valartis Group AG...................................     9,003      191,130
    Valiant Holding.....................................    20,982    1,967,666
    Valora Holding AG...................................     6,086    1,233,613
    Vaudoise Assurances Holding SA Class B..............     1,262      481,667
    Verwaltungs- und Privat-Bank AG.....................     4,850      372,682
    Vetropack Holding AG................................       374      736,756
  #*Von Roll Holding AG.................................    80,625      120,382
    Vontobel Holding AG.................................    48,641    1,722,365
    Walliser Kantonalbank...............................       173      152,516
    Walter Meier AG.....................................     3,375      181,993
    Ypsomed Holding AG..................................     3,923      236,259
   #Zehnder Group AG....................................    14,106      580,392
  #*Zueblin Immobilien Holding AG.......................    38,248       85,927
    Zug Estates Holding AG..............................       178      222,537
    Zuger Kantonalbank AG...............................       134      683,562
    Zurich Insurance Group AG...........................   160,459   43,222,556
                                                                   ------------
TOTAL SWITZERLAND.......................................            619,422,176
                                                                   ------------
UNITED KINGDOM -- (17.9%)
    888 Holdings P.L.C..................................   270,123      700,552
    A.G.BARR P.L.C......................................    85,932      707,898
    Aberdeen Asset Management P.L.C..................... 1,250,675    7,320,170
    Acal P.L.C..........................................    26,297      101,595
    Admiral Group P.L.C.................................    83,091    1,774,127
   *Afren P.L.C......................................... 1,765,096    3,654,329
    African Barrick Gold P.L.C..........................    85,323      146,953

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
   *Aga Rangemaster Group P.L.C..........................    62,528 $    88,296
    Aggreko P.L.C........................................    93,911   2,545,873
    Air Partner P.L.C....................................     2,004      11,175
    Alent P.L.C..........................................   434,247   2,423,955
    Alizyme P.L.C........................................    42,517          --
    Alumasc Group P.L.C..................................     8,807      15,517
    AMEC P.L.C...........................................   355,451   5,823,289
    Amlin P.L.C..........................................   850,501   5,208,031
    Anglo American P.L.C................................. 1,131,410  24,269,429
    Anglo Pacific Group P.L.C............................    20,167      57,075
    Anglo-Eastern Plantations............................     8,036      81,132
    Anite P.L.C..........................................   269,961     527,258
    Antofagasta P.L.C....................................   121,117   1,624,742
    ARM Holdings P.L.C...................................    12,223     164,011
    ARM Holdings P.L.C. Sponsored ADR....................   122,079   4,901,472
    Ashmore Group P.L.C..................................   253,848   1,431,385
    Ashtead Group P.L.C..................................   731,377   7,846,384
    Associated British Foods P.L.C.......................   254,917   7,541,168
    AstraZeneca P.L.C. Sponsored ADR.....................   424,722  21,541,900
    Aviva P.L.C.......................................... 2,797,137  15,782,556
   #Aviva P.L.C. Sponsored ADR...........................    20,300     231,014
    Avon Rubber P.L.C....................................     9,160      62,687
    AZ Electronic Materials SA...........................    55,116     256,326
    Babcock International Group P.L.C....................   388,234   6,947,730
    BAE Systems P.L.C.................................... 2,112,632  14,327,324
    Balfour Beatty P.L.C................................. 1,026,081   3,848,260
    Barclays P.L.C.......................................   189,466     827,774
    Barclays P.L.C. Sponsored ADR........................ 1,811,137  31,658,675
   *Barratt Developments P.L.C........................... 1,744,538   8,648,036
    BBA Aviation P.L.C...................................   747,693   3,413,319
    Beazley P.L.C........................................   891,513   2,993,694
    Bellway P.L.C........................................   206,278   4,328,892
    Berendsen P.L.C......................................   316,034   3,929,522
    Berkeley Group Holdings P.L.C........................   185,732   6,379,804
    Betfair Group P.L.C..................................    18,441     257,759
    BG Group P.L.C....................................... 1,181,887  21,311,978
    BG Group P.L.C. Sponsored ADR........................   136,000   2,446,640
   #BHP Billiton P.L.C...................................    15,526     444,423
   #BHP Billiton P.L.C. ADR..............................   286,867  16,391,580
    Bloomsbury Publishing P.L.C..........................    58,768     123,769
    Bodycote P.L.C.......................................   365,613   3,441,831
    Booker Group P.L.C................................... 1,459,244   2,932,453
    BOOT HENRY P.L.C.....................................    54,419     155,882
    Bovis Homes Group P.L.C..............................   252,672   3,074,470
    BP P.L.C.............................................    79,890     551,946
    BP P.L.C. Sponsored ADR.............................. 1,772,925  73,470,009
    Braemar Shipping Services P.L.C......................    13,650      89,434
    Brammer P.L.C........................................    37,542     224,584
    Brewin Dolphin Holdings P.L.C........................   364,018   1,408,111
    British American Tobacco P.L.C.......................    82,257   4,388,145
    British American Tobacco P.L.C. Sponsored ADR........    20,996   2,236,074
    British Polythene Industries P.L.C...................    25,012     226,660
    British Sky Broadcasting Group P.L.C.................    56,222     708,270

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
   #British Sky Broadcasting Group P.L.C. Sponsored ADR...    24,700 $1,240,434
   #Britvic P.L.C.........................................   229,456  1,897,396
    BT Group P.L.C........................................   468,605  2,424,647
    BT Group P.L.C. Sponsored ADR.........................   140,608  7,272,246
   *BTG P.L.C.............................................   381,915  2,202,507
    Bunzl P.L.C...........................................   246,332  5,287,612
    Burberry Group P.L.C..................................   177,928  4,147,629
    Bwin.Party Digital Entertainment P.L.C................ 1,020,793  2,165,303
    Cable & Wireless Communications P.L.C................. 1,597,761    983,440
   *Cairn Energy P.L.C....................................   743,865  3,044,212
    Camellia P.L.C........................................       127     17,601
    Cape P.L.C............................................   162,713    628,173
    Capita P.L.C..........................................   112,002  1,779,274
    Capital & Counties Properties P.L.C...................   218,370  1,201,142
   *Capital & Regional P.L.C..............................   398,343    212,676
    Carclo P.L.C..........................................    21,100    110,476
    Carillion P.L.C.......................................   666,756  3,024,307
    Carnival P.L.C........................................    34,284  1,319,732
   #Carnival P.L.C. ADR...................................   150,470  5,802,123
    Carr's Milling Industries P.L.C.......................     2,672     54,481
    Castings P.L.C........................................    59,187    379,171
    Catlin Group, Ltd.....................................   735,993  5,659,116
  #*Centamin P.L.C........................................   839,063    478,236
   #Centaur Media P.L.C...................................    79,311     49,760
    Centrica P.L.C........................................ 1,469,791  8,738,179
    Charles Stanley Group P.L.C...........................     6,583     42,596
    Charles Taylor P.L.C..................................    11,746     33,397
    Chemring Group P.L.C..................................   319,087  1,492,939
    Chesnara P.L.C........................................   155,655    612,310
    Chime Communications P.L.C............................    37,972    163,452
    Cineworld Group P.L.C.................................    99,480    567,598
    Clarkson P.L.C........................................     2,270     64,970
    Close Brothers Group P.L.C............................   246,754  3,907,311
    Cobham P.L.C.......................................... 1,470,624  6,442,914
    Coca-Cola HBC AG ADR..................................   143,627  3,735,738
   *Colt Group SA.........................................   478,798    754,146
    Communisis P.L.C......................................   156,412    160,408
    Compass Group P.L.C...................................   480,340  6,567,137
    Computacenter P.L.C...................................   134,217    992,207
    Consort Medical P.L.C.................................    28,875    346,855
    Costain Group P.L.C...................................    18,635     78,816
    Cranswick P.L.C.......................................    75,779  1,328,282
    Creston P.L.C.........................................    18,283     29,034
    Croda International P.L.C.............................    71,595  2,734,465
    CSR P.L.C.............................................   336,056  2,907,121
    Daily Mail & General Trust P.L.C......................   281,785  3,462,677
    Dairy Crest Group P.L.C...............................   250,602  1,945,441
    DCC P.L.C.............................................   118,131  4,792,755
    De La Rue P.L.C.......................................    84,037  1,263,077
    Debenhams P.L.C....................................... 1,932,500  3,187,425
    Dechra Pharmaceuticals P.L.C..........................    82,383    857,245
    Development Securities P.L.C..........................   209,789    638,516
    Devro P.L.C...........................................   231,417  1,101,050

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
   #Diageo P.L.C. Sponsored ADR..........................    62,900 $ 7,883,257
    Dignity P.L.C........................................    45,908   1,031,838
    Diploma P.L.C........................................   165,243   1,449,506
   *Dixons Retail P.L.C.................................. 5,833,882   4,024,311
    Domino Printing Sciences P.L.C.......................   153,478   1,480,151
    Domino's Pizza Group P.L.C...........................    40,146     348,527
    Drax Group P.L.C.....................................   672,661   6,571,546
    DS Smith P.L.C....................................... 1,468,195   5,781,377
    Dunelm Group P.L.C...................................    28,656     429,409
    Dyson Group P.L.C....................................     3,999         426
    E2V Technologies P.L.C...............................    76,169     153,842
    easyJet P.L.C........................................   256,886   5,520,956
    Electrocomponents P.L.C..............................   609,203   2,281,646
    Elementis P.L.C......................................   676,048   2,576,081
   *EnQuest P.L.C........................................ 1,082,852   2,039,507
   *Enterprise Inns P.L.C................................   991,845   1,948,283
   *Essar Energy P.L.C...................................   306,113     618,769
    Eurasian Natural Resources Corp. P.L.C...............   412,725   1,368,950
    Euromoney Institutional Investor P.L.C...............    30,586     495,446
    Evraz P.L.C..........................................   514,781     734,393
   *Exillon Energy P.L.C.................................    53,186     113,868
    Experian P.L.C.......................................   257,349   4,825,559
    F&C Asset Management P.L.C...........................   685,705   1,044,233
    Fenner P.L.C.........................................   236,565   1,237,786
    Ferrexpo P.L.C.......................................   301,182     775,761
    Fiberweb P.L.C.......................................   163,272     179,845
    Fidessa Group P.L.C..................................    28,033     853,879
    Filtrona P.L.C.......................................   208,691   2,462,046
   *Findel P.L.C.........................................    60,404     187,657
    Firstgroup P.L.C..................................... 1,406,037   2,141,567
    Fortune Oil P.L.C....................................   624,352      73,470
    Fresnillo P.L.C......................................    22,205     348,698
    Fuller Smith & Turner P.L.C..........................    42,043     601,950
   *Future P.L.C.........................................   361,156      73,130
    G4S P.L.C............................................ 1,785,182   6,143,180
    Galliford Try P.L.C..................................   132,674   2,010,960
    Games Workshop Group P.L.C...........................     7,668      91,999
   *Gem Diamonds, Ltd....................................   175,063     374,480
    Genus P.L.C..........................................    81,527   1,706,292
    GKN P.L.C............................................ 1,827,272   9,717,965
    GlaxoSmithKline P.L.C. Sponsored ADR.................   168,119   8,567,344
    Glencore Xstrata P.L.C............................... 3,168,949  13,382,946
    Go-Ahead Group P.L.C.................................    35,316     850,214
    Greencore Group P.L.C................................   676,085   1,510,657
    Greene King P.L.C....................................   359,017   4,776,990
    Greggs P.L.C.........................................   146,703     966,342
   *Guinness Peat Group P.L.C............................    52,296      22,771
    Halfords Group P.L.C.................................   340,193   1,901,877
    Halma P.L.C..........................................   286,469   2,423,274
    Hampson Industries P.L.C.............................    73,570          --
    Hansard Global P.L.C.................................     3,345       5,998
   *Hardy Oil & Gas P.L.C................................    24,446      35,742
    Hargreaves Lansdown P.L.C............................    95,656   1,426,819

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
    Harvey Nash Group P.L.C.............................    28,747 $     31,269
    Hays P.L.C..........................................   807,328    1,267,460
    Headlam Group P.L.C.................................   103,583      605,903
    Helical Bar P.L.C...................................   191,850      872,053
   #Henderson Group P.L.C............................... 1,473,677    3,670,791
   *Heritage Oil P.L.C..................................   201,854      508,236
    Hikma Pharmaceuticals P.L.C.........................   196,760    3,324,684
    Hill & Smith Holdings P.L.C.........................   120,088      800,347
    Hiscox, Ltd.........................................   541,972    5,367,357
    Hochschild Mining P.L.C.............................   200,765      535,647
    Hogg Robinson Group P.L.C...........................   124,869      138,136
    Home Retail Group P.L.C............................. 1,613,557    3,696,360
    Homeserve P.L.C.....................................   311,457    1,253,274
    Hornby P.L.C........................................    20,303       24,814
    Howden Joinery Group P.L.C..........................   747,488    3,288,875
    HSBC Holdings P.L.C.................................    44,831      508,987
   #HSBC Holdings P.L.C. Sponsored ADR.................. 1,781,036  101,073,788
    Hunting P.L.C.......................................   205,663    2,587,005
    Huntsworth P.L.C....................................   253,522      226,546
    Hyder Consulting P.L.C..............................    18,277      131,380
    ICAP P.L.C..........................................   783,713    4,845,586
    IG Group Holdings P.L.C.............................   398,123    3,492,131
   *Imagination Technologies Group P.L.C................    15,749       56,252
    IMI P.L.C...........................................   281,700    5,883,862
    Imperial Tobacco Group P.L.C........................   308,273   10,347,170
    Imperial Tobacco Group P.L.C. ADR...................    16,683    1,120,097
    Inchcape P.L.C......................................   737,910    6,402,138
    Informa P.L.C.......................................   886,176    7,078,719
    Inmarsat P.L.C......................................   519,932    5,410,148
   *Innovation Group P.L.C.............................. 1,204,534      531,329
    InterContinental Hotels Group P.L.C.................     6,716      194,891
   #InterContinental Hotels Group P.L.C. ADR............    84,744    2,449,949
   *International Consolidated Airlines Group SA
     (B5282K0)..........................................   282,178    1,251,645
   *International Consolidated Airlines Group SA
     (B5M6XQ7).......................................... 1,489,683    6,587,588
  #*International Consolidated Airlines Group SA
     Sponsored ADR......................................    12,200      271,084
   *International Ferro Metals, Ltd.....................    20,587        3,161
    Interserve P.L.C....................................   233,738    1,814,794
    Intertek Group P.L.C................................    68,963    3,174,996
    Invensys P.L.C......................................   711,247    5,388,405
    Investec P.L.C......................................   986,296    6,598,920
   *IP Group P.L.C......................................   316,949      695,440
    ITE Group P.L.C.....................................    86,254      372,551
    ITV P.L.C........................................... 3,143,342    8,084,487
    J Sainsbury P.L.C................................... 1,164,086    6,975,823
    James Fisher & Sons P.L.C...........................    63,134    1,006,694
    Jardine Lloyd Thompson Group P.L.C..................    78,311    1,064,806
    JD Sports Fashion P.L.C.............................    17,977      251,528
    JD Wetherspoon P.L.C................................   168,315    1,824,311
  #*JKX Oil & Gas P.L.C.................................   132,334      128,392
    John Menzies P.L.C..................................    33,322      373,835
    John Wood Group P.L.C...............................   450,653    6,187,604
    Johnson Matthey P.L.C...............................   133,997    5,781,822
   *Johnston Press P.L.C................................ 1,456,828      359,406

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    Jupiter Fund Management P.L.C.......................    296,762 $ 1,464,755
   #Kazakhmys P.L.C.....................................    307,296   1,220,531
    Kcom Group P.L.C....................................    346,054     437,026
    Keller Group P.L.C..................................    112,130   1,893,917
    Kier Group P.L.C....................................     69,998   1,580,802
    Kingfisher P.L.C....................................  2,296,899  13,896,209
   *Kofax P.L.C.........................................     77,229     404,306
    Ladbrokes P.L.C.....................................  1,108,019   3,589,734
    Laird P.L.C.........................................    450,578   1,322,630
   *Lamprell P.L.C......................................    475,139   1,047,503
    Lancashire Holdings, Ltd............................    289,222   3,546,363
    Latchways P.L.C.....................................      2,464      46,397
    Laura Ashley Holdings P.L.C.........................    224,765      87,010
    Lavendon Group P.L.C................................    167,605     432,264
    Legal & General Group P.L.C.........................  5,530,641  16,229,874
    Liontrust Asset Management P.L.C....................      4,633      14,678
   *Lloyds Banking Group P.L.C.......................... 23,313,762  24,273,509
  #*Lloyds Banking Group P.L.C. ADR.....................    683,962   2,852,122
    London Stock Exchange Group P.L.C...................    221,942   5,296,090
  #*Lonmin P.L.C........................................    527,385   2,503,688
    Lookers P.L.C.......................................    294,959     546,764
    Low & Bonar P.L.C...................................    135,064     138,708
    LSL Property Services P.L.C.........................     14,831      98,192
    Man Group P.L.C.....................................  3,637,915   4,425,750
    Management Consulting Group P.L.C...................    265,588     107,050
    Marks & Spencer Group P.L.C.........................  1,202,621   8,793,954
    Marshalls P.L.C.....................................     95,760     222,459
    Marston's P.L.C.....................................  1,130,307   2,671,571
    McBride P.L.C.......................................    279,529     551,862
    Mears Group P.L.C...................................     84,312     515,173
    Mecom Group P.L.C...................................     80,270      48,822
    Meggitt P.L.C.......................................    992,736   8,278,068
    Melrose Industries P.L.C............................  1,586,657   6,815,243
    Michael Page International P.L.C....................    115,124     783,543
    Micro Focus International P.L.C.....................     84,985   1,027,396
    Millennium & Copthorne Hotels P.L.C.................    278,033   2,341,437
   *Mitchells & Butlers P.L.C...........................    356,553   2,260,980
    Mitie Group P.L.C...................................    530,288   2,185,156
    MJ Gleeson Group P.L.C..............................     19,478      88,499
    Mondi P.L.C.........................................    581,433   8,663,540
    Moneysupermarket.com Group P.L.C....................    280,575     769,782
    Morgan Advanced Materials P.L.C.....................    374,183   1,739,570
    Morgan Sindall Group P.L.C..........................     51,049     522,017
   *Mothercare P.L.C....................................    132,987     841,969
   *MWB Group Holdings P.L.C............................     22,990          --
    N Brown Group P.L.C.................................    256,760   2,021,196
    National Express Group P.L.C........................    817,793   3,157,186
    National Grid P.L.C.................................     13,964     166,888
    National Grid P.L.C. Sponsored ADR..................    167,138   9,959,752
    NCC Group P.L.C.....................................     57,054     110,925
   #New World Resources P.L.C. Class A..................     46,188      38,576
    Next P.L.C..........................................     64,828   4,920,445
    Northgate P.L.C.....................................    141,355     838,650

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Novae Group P.L.C....................................    81,626 $   601,682
   *Ocado Group P.L.C....................................   307,841   1,440,291
    Old Mutual P.L.C..................................... 4,612,610  13,622,493
   *Optos P.L.C..........................................     8,716      20,841
   *Oxford Biomedica P.L.C...............................   264,084       6,010
    Oxford Instruments P.L.C.............................    18,714     407,540
    Pace P.L.C...........................................   499,152   2,367,952
    PayPoint P.L.C.......................................    17,292     286,389
    Pearson P.L.C. Sponsored ADR.........................   607,283  12,461,447
    Pendragon P.L.C......................................   451,753     188,922
    Pennon Group P.L.C...................................   360,623   3,813,953
    Persimmon P.L.C......................................   468,678   8,808,177
   *Petra Diamonds, Ltd..................................   112,246     204,587
    Petrofac, Ltd........................................    52,611   1,049,689
   #Petropavlovsk P.L.C..................................   206,238     278,237
    Phoenix Group Holdings...............................   107,863   1,204,892
    Phoenix IT Group, Ltd................................    33,310      78,823
    Photo-Me International P.L.C.........................   817,692   1,162,014
    Pinnacle Staffing Group P.L.C........................    15,255          --
    Premier Farnell P.L.C................................   251,090     865,691
   *Premier Foods P.L.C..................................   356,649     472,894
    Premier Oil P.L.C....................................   853,159   4,691,186
    Prudential P.L.C.....................................   253,291   4,498,400
   #Prudential P.L.C. ADR................................   651,676  23,186,632
    Puma Brandenburg, Ltd. Class A.......................    90,186          --
    Puma Brandenburg, Ltd. Class B.......................    90,186          --
   *Punch Taverns P.L.C..................................   883,786     174,218
   *PV Crystalox Solar P.L.C.............................   156,328      27,092
   #PZ Cussons P.L.C.....................................   258,802   1,551,549
    QinetiQ Group P.L.C.................................. 1,001,038   2,819,219
   *Quintain Estates & Development P.L.C.................   657,989     877,771
    Randgold Resources, Ltd..............................    12,728     937,750
    Raven Russia, Ltd....................................    30,152      32,229
    REA Holdings P.L.C...................................    11,361      70,597
    Reckitt Benckiser Group P.L.C........................    58,545   4,167,851
   *Redrow P.L.C.........................................   482,810   1,805,907
    Reed Elsevier P.L.C..................................     7,445      96,367
   #Reed Elsevier P.L.C. Sponsored ADR...................    42,827   2,219,294
    Regus P.L.C..........................................   991,056   2,786,270
    Renishaw P.L.C.......................................    28,314     675,827
  #*Renovo Group P.L.C...................................   132,895      35,673
    Rentokil Initial P.L.C............................... 1,356,865   2,017,616
    Resolution, Ltd...................................... 2,519,029  12,396,414
    Restaurant Group P.L.C. (The)........................   257,314   2,065,821
    Rexam P.L.C.......................................... 1,215,265   9,090,418
    Ricardo P.L.C........................................    27,631     182,650
    Rightmove P.L.C......................................    44,168   1,633,552
    Rio Tinto P.L.C......................................   113,242   5,095,922
   #Rio Tinto P.L.C. Sponsored ADR.......................   458,818  20,642,222
    RM P.L.C.............................................    31,960      40,840
    Robert Walters P.L.C.................................    96,470     344,061
    Rolls-Royce Holdings P.L.C...........................   809,990  14,441,386
    Rotork P.L.C.........................................    38,059   1,535,698

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR...   398,385 $  3,840,431
    Royal Dutch Shell P.L.C. ADR (780259206)............   289,238   19,769,417
   #Royal Dutch Shell P.L.C. ADR (780259107)............ 1,430,280  101,363,944
    Royal Dutch Shell P.L.C. Class A....................     6,868      234,344
    Royal Dutch Shell P.L.C. Class B....................   109,362    3,868,178
    RPC Group P.L.C.....................................   235,852    1,649,995
    RPS Group P.L.C.....................................   365,926    1,259,925
    RSA Insurance Group P.L.C........................... 5,956,138   11,345,552
    S&U P.L.C...........................................     2,614       49,565
    SABMiller P.L.C.....................................   257,083   12,601,110
    Sage Group P.L.C. (The)............................. 1,573,438    8,387,193
   *Salamander Energy P.L.C.............................   339,893      615,561
    Savills P.L.C.......................................   185,951    1,785,067
    Schroders P.L.C. (0239581)..........................    58,179    1,696,533
    Schroders P.L.C. (0240549)..........................   142,754    5,316,206
    SDL P.L.C...........................................   135,257      684,324
    Senior P.L.C........................................   578,320    2,339,516
    Serco Group P.L.C...................................   328,894    3,145,028
    Severfield-Rowen P.L.C..............................   407,213      347,939
    Severn Trent P.L.C..................................   140,230    3,776,918
    Shanks Group P.L.C..................................   708,330      947,163
    Shire P.L.C.........................................    25,722      938,377
   #Shire P.L.C. ADR....................................    28,741    3,142,828
    SIG P.L.C........................................... 1,187,834    3,283,292
   *Skyepharma P.L.C. Sponsored ADR.....................        80           92
    Smith & Nephew P.L.C................................   128,249    1,528,046
   #Smith & Nephew P.L.C. Sponsored ADR.................    42,864    2,548,265
    Smiths Group P.L.C..................................   198,939    4,184,253
    Smiths News P.L.C...................................   218,873      568,192
   *Soco International P.L.C............................   336,959    1,884,630
  #*Southern Cross Healthcare Group P.L.C...............   120,532           --
    Spectris P.L.C......................................   141,763    4,539,674
    Speedy Hire P.L.C...................................   349,578      313,935
    Spirax-Sarco Engineering P.L.C......................    55,428    2,414,548
    Spirent Communications P.L.C........................ 1,996,897    4,013,178
    Spirent Communications P.L.C. ADR...................    25,100      201,553
    Spirit Pub Co. P.L.C................................   950,021    1,124,531
   *Sportech P.L.C......................................    87,812      118,359
   *Sports Direct International P.L.C...................   145,139    1,454,455
    SSE P.L.C...........................................   466,918   11,177,803
    St Ives P.L.C.......................................    67,950      169,286
    St James's Place P.L.C..............................   271,084    2,545,114
    ST Modwen Properties P.L.C..........................   268,268    1,287,612
    Stagecoach Group P.L.C..............................   513,387    2,611,027
    Standard Chartered P.L.C............................ 1,125,564   26,106,005
    Standard Life P.L.C................................. 2,161,438   12,481,682
    Sthree P.L.C........................................    69,781      366,009
   #Stobart Group, Ltd..................................    53,239       79,004
   *STV Group P.L.C.....................................    56,141      134,444
   *SuperGroup P.L.C....................................    16,180      265,190
    Synergy Health P.L.C................................    79,374    1,341,435
    Synthomer P.L.C.....................................   305,446      914,963
    T Clarke P.L.C......................................    26,802       22,120

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    TalkTalk Telecom Group P.L.C.........................   492,153 $ 1,850,930
    Tate & Lyle P.L.C....................................   407,706   5,208,202
    Taylor Wimpey P.L.C.................................. 5,178,871   8,395,637
    Ted Baker P.L.C......................................    12,672     365,666
    Telecity Group P.L.C.................................   139,195   1,880,645
    Telecom Plus P.L.C...................................    22,388     449,340
    Tesco P.L.C.......................................... 5,453,611  30,485,313
   *Thomas Cook Group P.L.C.............................. 1,941,837   4,524,496
   *Thorntons P.L.C......................................    37,958      47,891
    Topps Tiles P.L.C....................................    45,627      60,664
    Travis Perkins P.L.C.................................   380,384   9,842,595
    Tribal Group P.L.C...................................    44,362     130,099
    Trifast P.L.C........................................    36,432      30,453
   *Trinity Mirror P.L.C.................................   518,932     911,738
    TT electronics P.L.C.................................   276,262     717,878
    TUI Travel P.L.C.....................................   686,163   3,985,228
    Tullett Prebon P.L.C.................................   391,143   1,979,407
    Tullow Oil P.L.C.....................................   229,756   3,634,441
    UBM P.L.C............................................   114,240   1,237,540
    UK Mail Group P.L.C..................................    12,676     113,495
    Ultra Electronics Holdings P.L.C.....................    57,301   1,582,397
    Unilever P.L.C.......................................    17,957     729,206
    Unilever P.L.C. Sponsored ADR........................   120,000   4,875,600
    Unite Group P.L.C....................................   242,691   1,444,852
    United Drug P.L.C....................................   320,248   1,712,887
    United Utilities Group P.L.C.........................   416,649   4,569,799
   #United Utilities Group P.L.C. ADR....................    10,818     238,645
    UTV Media P.L.C......................................   119,515     287,630
   *Vectura Group P.L.C..................................   451,994     648,544
    Vedanta Resources P.L.C..............................   181,826   3,218,982
   *Vernalis P.L.C.......................................    11,473       3,895
    Vesuvius P.L.C.......................................   568,504   3,679,221
    Victrex P.L.C........................................    40,288     924,504
    Vislink P.L.C........................................    11,896       7,288
    Vitec Group P.L.C. (The).............................    22,412     194,436
    Vodafone Group P.L.C.................................   742,546   2,223,980
    Vodafone Group P.L.C. Sponsored ADR.................. 2,394,771  71,723,391
   #Volex P.L.C..........................................    18,246      26,522
    Vp P.L.C.............................................    11,576      71,569
    Weir Group P.L.C. (The)..............................   136,924   4,479,640
   #WH Smith P.L.C.......................................   162,641   1,924,592
    Whitbread P.L.C......................................   190,972   9,392,297
    William Hill P.L.C................................... 1,260,604   9,327,577
    Wilmington Group P.L.C...............................   141,363     351,861
   *Wincanton P.L.C......................................    58,198      66,652
    WM Morrison Supermarkets P.L.C....................... 2,160,880   9,511,105
   *Wolfson Microelectronics P.L.C.......................   192,246     446,599
    Wolseley P.L.C.......................................   272,272  13,035,021
   #Wolseley P.L.C. ADR..................................    57,552     276,825
    WPP P.L.C............................................   443,647   8,009,644
    WPP P.L.C. Sponsored ADR.............................   134,635  12,129,267
    WS Atkins P.L.C......................................    90,312   1,592,510
    Xaar P.L.C...........................................    24,829     317,513

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                        ------- --------------
UNITED KINGDOM -- (Continued)
    Xchanging P.L.C.................................... 412,643 $      844,232
   #XP Power, Ltd......................................   3,794         77,641
                                                                --------------
TOTAL UNITED KINGDOM...................................          1,651,708,378
                                                                --------------
UNITED STATES -- (0.0%)
    ASML Holding NV....................................  40,988      3,684,821
    Hecla Mining Co....................................   6,298         20,343
   *McEwen Mining - Minera Andes Andes Acquisition
     Corp.............................................. 112,338        225,310
   *Swisher Hygiene, Inc...............................   5,378          4,330
  #*Ur-Energy, Inc.....................................  68,325         82,488
                                                                --------------
TOTAL UNITED STATES....................................              4,017,292
                                                                --------------
TOTAL COMMON STOCKS....................................          8,314,093,303
                                                                --------------
PREFERRED STOCKS -- (0.1%)
FRANCE -- (0.0%)
  #*Valneva SE.........................................   9,569          3,055
                                                                --------------
GERMANY -- (0.1%)
    Biotest AG.........................................     200         14,506
    Porsche Automobil Holding SE.......................  55,763      4,727,964
                                                                --------------
TOTAL GERMANY..........................................              4,742,470
                                                                --------------
TOTAL PREFERRED STOCKS.................................              4,745,525
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *ALS Ltd/Queensland Rights 08/12/13.................  13,738          8,520
    Centrebet International, Ltd. Litigation Rights....  22,005             --
                                                                --------------
TOTAL AUSTRALIA........................................                  8,520
                                                                --------------
AUSTRIA -- (0.0%)
   *Intercell AG Rights................................  29,444          2,742
                                                                --------------
CANADA -- (0.0%)
   *Duluth Metals, Ltd. Warrants 07/31/13..............   1,286            564
                                                                --------------
FRANCE -- (0.0%)
   *Groupe Fnac Rights 08/08/13........................      10             28
                                                                --------------
GREECE -- (0.0%)
   *National Bank of Greece SA Warrants 12/26/17....... 103,187         94,445
                                                                --------------
HONG KONG -- (0.0%)
   *Cheuk Nang Holdings, Ltd. Warrants 06/24/14........   1,925            589
   *New Hotel Rights 06/11/13..........................  48,225             --
                                                                --------------
TOTAL HONG KONG........................................                    589
                                                                --------------
ISRAEL -- (0.0%)
   *Africa Israel Investments, Ltd. Warrants 10/31/13..  21,098            989
   *Clal Biotechnology Industries, Ltd. Warrants
     05/08/14..........................................   5,686          1,484

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
ISRAEL -- (Continued)
  #*Tower Semiconductor, Ltd. Warrants 06/27/17.....       2,355 $        1,374
                                                                 --------------
TOTAL ISRAEL........................................                      3,847
                                                                 --------------
ITALY -- (0.0%)
  #*Prelios SpA Rights 08/08/13.....................     172,868            483
   *Seat Pagine Gialle SpA Warrants 08/31/14........   1,199,818            833
                                                                 --------------
TOTAL ITALY.........................................                      1,316
                                                                 --------------
SINGAPORE -- (0.0%)
   *Acma Ltd Warrants 07/07/16......................       7,333             46
                                                                 --------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 08/02/13..............   3,160,369        699,969
   *CaixaBank SA Rights 08/19/13....................   1,253,688         88,396
  #*Zardoya Otis SA Rights 08/05/13.................      44,737         26,068
                                                                 --------------
TOTAL SPAIN.........................................                    814,433
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    926,530
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund..................  79,083,838    915,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.10%, 08/01/13 (Collateralized by
     $12,406,758 FNMA, rates ranging from 4.500% to
     6.000%, maturities ranging from 01/01/40 to
     05/01/42, valued at $7,960,660) to be
     repurchased at $7,804,591...................... $     7,805      7,804,569
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                922,804,569
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,614,299,890)^^...........................             $9,242,569,927
                                                                 ==============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                  -------------- -------------- ------- --------------
Common Stocks
   Australia..................... $   25,156,343 $  494,613,990   --    $  519,770,333
   Austria.......................         58,590     42,628,011   --        42,686,601
   Belgium.......................     10,644,231     88,124,773   --        98,769,004
   Canada........................    749,852,764         23,827   --       749,876,591
   China.........................         68,061        338,079   --           406,140
   Colombia......................         10,757             --   --            10,757
   Denmark.......................     10,258,006     90,726,474   --       100,984,480
   Finland.......................      3,524,210    121,289,864   --       124,814,074
   France........................     92,594,818    557,075,165   --       649,669,983
   Germany.......................     73,279,549    463,947,551   --       537,227,100
   Greece........................      1,589,269     18,211,348   --        19,800,617
   Hong Kong.....................        219,671    222,243,791   --       222,463,462
   Ireland.......................     12,725,166     30,934,595   --        43,659,761
   Israel........................     13,930,295     39,904,796   --        53,835,091
   Italy.........................     15,339,264    167,613,157   --       182,952,421
   Japan.........................    110,449,885  1,621,174,386   --     1,731,624,271
   Netherlands...................     35,126,327    194,651,944   --       229,778,271
   New Zealand...................        112,316     22,657,863   --        22,770,179
   Norway........................      9,118,342     81,966,650   --        91,084,992
   Poland........................             --         21,171   --            21,171
   Portugal......................        253,943     24,483,051   --        24,736,994
   Russia........................             --        235,304   --           235,304
   Singapore.....................         44,753    124,496,899   --       124,541,652
   Spain.........................     35,182,415    156,741,557   --       191,923,972
   Sweden........................     22,649,044    252,653,192   --       275,302,236
   Switzerland...................    100,077,614    519,344,562   --       619,422,176
   United Kingdom................    583,725,151  1,067,983,227   --     1,651,708,378
   United States.................      4,017,292             --   --         4,017,292
Preferred Stocks
   France........................          3,055             --   --             3,055
   Germany.......................             --      4,742,470   --         4,742,470
Rights/Warrants
   Australia.....................             --          8,520   --             8,520
   Austria.......................             --          2,742   --             2,742
   Canada........................             --            564   --               564
   France........................             --             28   --                28
   Greece........................             --         94,445   --            94,445
   Hong Kong.....................             --            589   --               589
   Israel........................             --          3,847   --             3,847
   Italy.........................             --          1,316   --             1,316
   Singapore.....................             --             46   --                46
   Spain.........................             --        814,433   --           814,433
Securities Lending Collateral....             --    922,804,569   --       922,804,569
                                  -------------- --------------   --    --------------
TOTAL............................ $1,910,011,131 $7,332,558,796   --    $9,242,569,927
                                  ============== ==============   ==    ==============

                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                               VALUE+
                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company............................ $2,651,336,472
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company........................  1,741,698,516
Investment in The Japanese Small Company Series of The
  DFA Investment Trust Company............................  1,705,865,956
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company........................    819,385,738
Investment in The Canadian Small Company Series of The
  DFA Investment Trust Company............................    674,125,458
                                                           --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $6,714,663,729)................................  7,592,412,140
                                                           --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $6,714,663,729)^^.............................. $7,592,412,140
                                                           ==============

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $7,592,412,140   --      --    $7,592,412,140
                                  --------------   --      --    --------------
 TOTAL........................... $7,592,412,140   --      --    $7,592,412,140
                                  ==============   ==      ==    ==============

                       JAPANESE SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                              VALUE+
                                                           ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company........................ $401,940,917
                                                           ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $415,729,530)^^................................ $401,940,917
                                                           ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                              VALUE+
                                                           ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company........................ $282,287,298
                                                           ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $281,634,356)^^................................ $282,287,298
                                                           ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                             VALUE+
                                                           -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company........................ $34,326,256
                                                           -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $22,457,051)^^................................. $34,326,256
                                                           ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                              VALUE+
                                                           ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company............................ $122,932,907
                                                           ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.....
     (Cost $105,616,441)^^................................ $122,932,907
                                                           ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (94.9%)...............................
AUSTRALIA -- (23.4%)...................................
   #Abacus Property Group..............................  1,628,042 $  3,235,165
   #ALE Property Group.................................    999,858    2,444,262
   #Ardent Leisure Group...............................  2,045,219    3,272,296
    Aspen Group........................................  6,815,299    1,103,225
    Astro Japan Property Group.........................    264,741      831,219
    Australian Education Trust.........................    528,071      697,931
   #BWP Trust..........................................  2,556,387    5,659,468
    Carindale Property Trust...........................     99,428      499,921
    CFS Retail Property Trust Group.................... 13,086,273   24,105,011
    Challenger Diversified Property Group..............    640,984    1,439,008
   #Charter Hall Group.................................  1,275,145    4,413,136
    Charter Hall Office................................  2,059,687        1,944
    Charter Hall Retail REIT...........................  1,703,333    5,908,669
   #Commonwealth Property Office Fund.................. 14,591,152   15,151,357
   #Cromwell Property Group............................  5,634,014    4,959,958
    Dexus Property Group............................... 29,904,038   28,188,067
    Federation Centres, Ltd............................  8,714,218   18,338,964
    Goodman Group...................................... 10,737,426   45,520,125
    GPT Group.......................................... 10,286,875   33,823,213
    GPT Group (B3WX9L1)................................ 38,018,670           --
   #Growthpoint Properties Australia, Ltd..............    221,471      471,850
    Ingenia Communities Group..........................  1,688,845      592,654
    Investa Office Fund................................  3,653,515    9,685,019
    Mirvac Industrial Trust............................    826,524      137,365
   *Prime Retirement & Aged Care Property Trust........    116,309           --
    Rubicon Europe Trust Group (RET)...................    505,643           --
   #Shopping Centres Australasia Property Group........  3,467,199    5,032,865
   #Stockland.......................................... 14,453,607   46,494,088
    Westfield Group.................................... 13,564,530  136,808,169
   #Westfield Retail Trust............................. 18,905,341   51,096,979
                                                                   ------------
TOTAL AUSTRALIA........................................             449,911,928
                                                                   ------------
BELGIUM -- (1.5%)......................................
    Aedifica...........................................     42,766    2,759,793
   #Befimmo SCA Sicafi.................................     94,029    6,435,156
    Cofinimmo..........................................    104,127   11,934,188
    Intervest Offices & Warehouses.....................     40,532      995,552
    Leasinvest Real Estate SCA.........................     10,333      948,090
   #Retail Estates NV..................................     13,425      978,559
    Warehouses De Pauw SCA.............................     65,059    4,356,184
   #Wereldhave Belgium NV..............................     10,328    1,152,649
                                                                   ------------
TOTAL BELGIUM..........................................              29,560,171
                                                                   ------------
CANADA -- (6.4%).......................................
   #Allied Properties REIT.............................    206,438    6,311,122
   #Artis REIT.........................................    340,365    4,828,272
   #Boardwalk REIT.....................................    146,392    8,212,547
    Brookfield Canada Office Properties................     48,615    1,225,906
    Calloway REIT......................................    358,342    8,816,378
    Canadian Apartment Properties REIT.................    310,076    6,442,432
    Canadian REIT......................................    213,136    8,543,286

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CANADA -- (Continued)
   #Chartwell Retirement Residences....................    541,587 $  5,151,694
   #Cominar REIT.......................................    379,064    7,443,989
    Crombie REIT.......................................    147,280    1,928,650
    Dundee REIT Class A................................    318,463    9,562,262
   #Granite REIT.......................................    139,145    4,653,520
   #H&R REIT...........................................    798,797   16,806,551
    Huntingdon Capital Corp............................      2,597       31,859
   #InnVest REIT.......................................    262,543    1,035,244
   #InterRent REIT.....................................     88,898      484,694
    Morguard REIT......................................    172,576    2,695,082
    Northern Property REIT.............................     88,618    2,346,811
   #NorthWest Healthcare Properties REIT...............    106,093    1,150,692
   #Partners REIT......................................    104,000      677,402
    Plazacorp Retail Properties, Ltd...................      2,154        8,597
   #Pure Industrial Real Estate Trust..................    525,983    2,273,746
    Retrocom Mid-Market REIT...........................    151,212      736,111
    RioCan REIT........................................    926,783   21,962,709
                                                                   ------------
TOTAL CANADA...........................................             123,329,556
                                                                   ------------
CHINA -- (0.3%)
   *RREEF China Commercial Trust.......................  1,392,000        3,769
    Yuexiu REIT........................................  9,890,000    5,149,912
                                                                   ------------
TOTAL CHINA............................................               5,153,681
                                                                   ------------
FRANCE -- (4.1%)
   #Acanthe Developpement SA...........................    167,536      104,601
    Affine SA..........................................     29,904      526,453
    ANF Immobilier.....................................     27,916      832,135
    Argan..............................................      2,611       43,590
    Cegereal...........................................     15,742      485,992
    Fonciere Des Regions...............................    154,628   12,684,271
    Gecina SA..........................................    129,742   15,888,234
    ICADE..............................................    200,154   18,099,080
    Klepierre..........................................    591,477   25,661,522
    Mercialys SA.......................................    149,422    2,918,090
    Societe de la Tour Eiffel..........................     32,636    2,136,600
    Terreis............................................        898       20,595
                                                                   ------------
TOTAL FRANCE...........................................              79,401,163
                                                                   ------------
GERMANY -- (0.4%)
    Alstria Office REIT-AG.............................    379,667    4,439,048
    Hamborner REIT AG..................................    261,443    2,446,796
   *Prime Office REIT-AG...............................    114,387      506,798
                                                                   ------------
TOTAL GERMANY..........................................               7,392,642
                                                                   ------------
GREECE -- (0.0%)
   *Eurobank Properties Real Estate Investment Co......     58,229      535,406
                                                                   ------------
HONG KONG -- (4.3%)
   #Champion REIT...................................... 15,363,012    6,724,832
   #Link REIT (The).................................... 14,396,583   70,296,989
   #Prosperity REIT....................................  6,664,000    2,061,961

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
   #Regal REIT........................................... 5,847,000 $ 1,741,479
   #Sunlight REIT........................................ 6,304,000   2,566,894
                                                                    -----------
TOTAL HONG KONG                                                      83,392,155
                                                                    -----------
ISRAEL -- (0.2%).........................................
    Alony Hetz Properties & Investments, Ltd.............   345,147   2,276,317
   #Reit 1, Ltd..........................................   500,564   1,162,430
    Sella Capital Real Estate, Ltd.......................    32,261      54,704
                                                                    -----------
TOTAL ISRAEL                                                          3,493,451
                                                                    -----------
ITALY -- (0.2%)..........................................
   #Beni Stabili SpA..................................... 5,803,472   3,757,207
   #Immobiliare Grande Distribuzione.....................   888,312     934,265
                                                                    -----------
TOTAL ITALY                                                           4,691,472
                                                                    -----------
JAPAN -- (16.1%).........................................
   #Advance Residence Investment Corp....................     7,892  15,946,749
   #Daiwa Office Investment Corp.........................     1,391   5,089,927
   #Daiwahouse Residential Investment Corp...............     1,822   7,034,566
   #Frontier Real Estate Investment Corp.................     1,494  12,693,526
    Fukuoka REIT Co......................................       678   5,151,508
   #Global One Real Estate Investment Corp...............       576   3,204,580
    Hankyu Reit, Inc.....................................       488   2,408,637
   #Heiwa Real Estate REIT, Inc..........................     3,849   2,644,105
    Ichigo Real Estate Investment Corp...................     4,154   2,542,637
   #Industrial & Infrastructure Fund Investment Corp.....       744   6,649,446
   #Invincible Investment Corp...........................     3,959     556,046
   #Japan Excellent, Inc.................................     1,188   6,309,553
   #Japan Hotel REIT Investment Corp.....................    11,765   4,535,987
   #Japan Logistics Fund, Inc............................       901   7,989,694
   #Japan Prime Realty Investment Corp...................     4,995  13,658,448
   #Japan Real Estate Investment Corp....................     3,814  40,218,553
    Japan Rental Housing Investments, Inc................     4,748   3,232,447
   #Japan Retail Fund Investment Corp....................    13,453  26,490,733
    Kenedix Realty Investment Corp.......................     1,797   7,145,417
    Kenedix Residential Investment Corp..................        64     142,914
    MID Reit, Inc........................................     1,122   2,522,793
   #Mori Hills REIT Investment Corp......................     1,157   6,457,648
   #Mori Trust Sogo Reit, Inc............................     1,092   9,361,429
    Nippon Accommodations Fund, Inc......................     1,304   8,557,679
   #Nippon Building Fund, Inc............................     4,572  49,694,830
   #Nomura Real Estate Office Fund, Inc..................     1,766   7,714,212
   #Nomura Real Estate Residential Fund, Inc.............       865   4,312,865
   #Orix JREIT, Inc......................................    10,017  11,172,561
    Premier Investment Corp..............................     1,193   4,608,841
   #Sekisui House SI Investment Co.......................       840   3,848,624
   #Tokyu REIT, Inc......................................     1,037   5,388,586
   #Top REIT, Inc........................................       866   3,670,838

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
   #United Urban Investment Corp.......................     14,514 $ 18,025,402
                                                                   ------------
TOTAL JAPAN............................................             308,981,781
                                                                   ------------
MALAYSIA -- (0.5%)
    Al-Hadharah Boustead REIT..........................    414,100      259,133
    Amanahraya REIT....................................    609,800      189,800
    AmFirst REIT.......................................  1,694,840      537,920
    Axis REIT..........................................  1,505,134    1,618,020
    CapitaMalls Malaysia Trust.........................  5,225,500    2,512,499
    Hektar REIT........................................    125,525       59,558
    IGB REIT...........................................  2,083,300      808,570
    KLCC Property Holdings Bhd.........................    309,500      625,869
    Quill Capita Trust.................................    564,400      210,429
    Starhill REIT......................................  2,342,700      736,286
    Sunway REIT........................................  6,197,500    2,540,173
    Tower REIT.........................................    434,900      211,792
                                                                   ------------
TOTAL MALAYSIA.........................................              10,310,049
                                                                   ------------
MEXICO -- (1.2%)
    Fibra Uno Administracion S.A. de C.V...............  7,094,350   22,661,485
                                                                   ------------
NETHERLANDS -- (10.1%)
    Corio NV...........................................    482,308   21,030,159
    Eurocommercial Properties NV.......................    237,981    9,055,781
   #Nieuwe Steen Investments NV........................    368,651    2,632,205
    Unibail-Rodamco SE.................................    598,319  145,371,378
    Vastned Retail NV..................................    125,324    5,340,012
    Wereldhave NV......................................    147,230   10,409,280
                                                                   ------------
TOTAL NETHERLANDS......................................             193,838,815
                                                                   ------------
NEW ZEALAND -- (0.7%)
   #Argosy Property, Ltd...............................  2,594,771    2,019,962
   #DNZ Property Fund, Ltd.............................    382,451      505,249
   #Goodman Property Trust.............................  4,806,642    3,930,860
    Kiwi Income Property Trust.........................  4,925,846    4,462,306
    NPT, Ltd...........................................     45,944       23,656
   #Precinct Properties New Zealand, Ltd...............  1,002,924      820,541
   #Property for Industry, Ltd.........................    732,280      804,307
   #Vital Healthcare Property Trust....................  1,043,556    1,154,035
                                                                   ------------
TOTAL NEW ZEALAND......................................              13,720,916
                                                                   ------------
SINGAPORE -- (8.3%)
   #AIMS AMP Capital Industrial REIT...................  2,152,139    2,693,966
    Ascendas India Trust...............................  2,943,000    1,653,624
    Ascendas REIT...................................... 12,580,000   22,738,069
   #Ascott Residence Trust.............................  4,108,000    4,053,940
    Cache Logistics Trust..............................  4,125,000    3,908,131
    Cambridge Industrial Trust.........................  6,878,231    3,625,045
   #CapitaCommercial Trust............................. 12,353,000   13,634,792
   #CapitaMall Trust................................... 15,126,300   24,107,158
   #CapitaRetail China Trust...........................  2,888,000    3,469,163
   #CDL Hospitality Trusts.............................  3,741,000    4,895,225

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
   #First REIT.........................................  2,911,000 $  2,781,137
   #Fortune REIT.......................................  4,393,000    3,869,158
   #Frasers Centrepoint Trust..........................  3,051,000    4,606,339
   #Frasers Commercial Trust...........................  2,915,200    2,990,396
   #Keppel REIT........................................  7,271,150    7,270,057
    Lippo Malls Indonesia Retail Trust.................  9,104,000    3,543,737
    Mapletree Commercial Trust.........................  7,603,000    7,111,828
   #Mapletree Industrial Trust.........................  6,801,000    7,215,150
   #Mapletree Logistics Trust..........................  8,824,430    7,397,606
   #Parkway Life REIT..................................  2,154,000    4,228,706
    Sabana Shari'ah Compliant Industrial Real Estate
      Investment Trust.................................    186,000      170,325
   #Saizen REIT........................................  7,958,000    1,157,847
   #Starhill Global REIT...............................  8,611,000    5,556,384
   #Suntec REIT........................................ 13,127,000   16,411,141
                                                                   ------------
TOTAL SINGAPORE........................................             159,088,924
                                                                   ------------
SOUTH AFRICA -- (1.2%)
    Capital Property Fund..............................  7,870,845    8,346,818
    Emira Property Fund................................  2,170,034    3,216,628
    Fountainhead Property Trust........................  6,836,113    5,364,130
    SA Corporate Real Estate Fund Nominees Pty, Ltd....  7,804,331    3,067,358
    Sycom Property Fund................................    927,779    2,343,201
                                                                   ------------
TOTAL SOUTH AFRICA.....................................              22,338,135
                                                                   ------------
TAIWAN -- (0.7%)
    Cathay No. 1 REIT..................................  8,272,000    5,557,814
    Cathay No. 2 REIT..................................  3,533,000    2,035,615
    Fubon No. 1 REIT...................................  1,016,000      598,225
    Fubon No. 2 REIT...................................  3,762,000    1,836,849
    Gallop No. 1 REIT..................................  2,207,000    1,208,516
    Shin Kong No.1 REIT................................  4,652,000    2,273,793
                                                                   ------------
TOTAL TAIWAN...........................................              13,510,812
                                                                   ------------
TURKEY -- (0.7%)
   *Akfen Gayrimenkul Yatirim Ortakligi A.S............    339,253      247,113
   #Akmerkez Gayrimenkul Yatirim Ortakligi A.S.........    104,076      858,011
   #Alarko Gayrimenkul Yatirim Ortakligi A.S...........     28,267      288,336
   *Dogus Gayrimenkul Yatirim Ortakligi A.S............    226,219      470,468
   #Emlak Konut Gayrimenkul Yatirim Ortakligi A.S......  4,044,919    5,604,578
    Is Gayrimenkul Yatirim Ortakligi A.S...............  1,883,243    1,353,333
  #*Nurol Gayrimenkul Yatirim Ortakligi A.S............     74,764      236,851
   *Saf Gayrimenkul Yatirim Ortakligi A.S..............  1,528,534      745,584
    Sinpas Gayrimenkul Yatirim Ortakligi A.S...........    888,119      481,602
    Torunlar Gayrimenkul Yatirim Ortakligi A.S.........  1,001,887    1,767,430
  #*Vakif Gayrimenkul Yatirim Ortakligi A.S............    295,726      988,600
                                                                   ------------
TOTAL TURKEY...........................................              13,041,906
                                                                   ------------
UNITED KINGDOM -- (14.6%)
    Assura Group, Ltd..................................    303,102      159,139
    Big Yellow Group P.L.C.............................    763,902    5,069,840
    British Land Co. P.L.C.............................  5,934,044   53,949,561
    Derwent London P.L.C...............................    557,574   20,447,594

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ---------- --------------
UNITED KINGDOM -- (Continued).........................
    Great Portland Estates P.L.C......................  2,081,747 $   17,556,280
    Hammerson P.L.C...................................  4,483,261     36,148,545
    Hansteen Holdings P.L.C...........................  3,630,784      5,184,425
    Intu Properties P.L.C.............................  3,578,223     18,316,749
    Land Securities Group P.L.C.......................  4,986,362     72,080,957
    Londonmetric Property P.L.C.......................  2,640,668      4,562,706
    McKay Securities P.L.C............................    287,070        643,436
    Mucklow A & J Group P.L.C.........................    266,652      1,628,127
    Primary Health Properties P.L.C...................    428,866      2,212,222
    Safestore Holdings P.L.C..........................    983,318      2,007,971
    Segro P.L.C.......................................  4,474,029     21,132,235
    Shaftesbury P.L.C.................................  1,524,659     14,659,998
    Town Centre Securities P.L.C......................     15,932         48,958
    Workspace Group P.L.C.............................    680,231      4,671,514
                                                                  --------------
TOTAL UNITED KINGDOM..................................               280,480,257
                                                                  --------------
TOTAL COMMON STOCKS...................................             1,824,834,705
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
NEW ZEALAND -- (0.0%)
   *Argosy Property, Ltd. Rights 08/01/13.............    360,204         24,454
   *Vital Healthcare Property Trust 08/15/13..........    102,894          8,465
                                                                  --------------
TOTAL NEW ZEALAND.....................................                    32,919
                                                                  --------------
TOTAL RIGHTS/WARRANTS.................................                    32,919
                                                                  --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)       VALUE+
                                                       ---------- --------------
SECURITIES LENDING COLLATERAL -- (5.1%)
  (S)@DFA Short Term Investment Fund..................  8,470,181     98,000,000
     @Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.10%, 08/01/13
      (Collateralized by $1,459,772 FNMA, rates
      ranging from 4.500% to 6.000%, maturities
      ranging from 01/01/40 to 05/01/42, valued at
      $936,647) to be repurchased at $918,284......... $      918        918,281
                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL...................                98,918,281
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,790,409,246)^^.............................            $1,923,785,905
                                                                  ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia..................           -- $  449,911,928   --    $  449,911,928
   Belgium....................           --     29,560,171   --        29,560,171
   Canada..................... $123,329,556             --   --       123,329,556
   China......................           --      5,153,681   --         5,153,681
   France.....................           --     79,401,163   --        79,401,163
   Germany....................           --      7,392,642   --         7,392,642
   Greece.....................           --        535,406   --           535,406
   Hong Kong..................           --     83,392,155   --        83,392,155
   Israel.....................           --      3,493,451   --         3,493,451
   Italy......................           --      4,691,472   --         4,691,472
   Japan......................           --    308,981,781   --       308,981,781
   Malaysia...................      625,869      9,684,180   --        10,310,049
   Mexico.....................   22,661,485             --   --        22,661,485
   Netherlands................           --    193,838,815   --       193,838,815
   New Zealand................           --     13,720,916   --        13,720,916
   Singapore..................           --    159,088,924   --       159,088,924
   South Africa...............           --     22,338,135   --        22,338,135
   Taiwan.....................           --     13,510,812   --        13,510,812
   Turkey.....................           --     13,041,906   --        13,041,906
   United Kingdom.............           --    280,480,257   --       280,480,257
Rights/Warrants
   New Zealand................           --         32,919   --            32,919
Securities Lending Collateral.           --     98,918,281   --        98,918,281
                               ------------ --------------   --    --------------
TOTAL......................... $146,616,910 $1,777,168,995   --    $1,923,785,905
                               ============ ==============   ==    ==============

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                       SHARES        VALUE+
                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc............  37,047,225 $1,031,394,743
Investment in DFA International Real Estate
  Securities Portfolio of DFA Investment Dimensions
  Group Inc......................................... 126,397,614    643,363,856
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES
     (Cost $1,366,873,827)..........................              1,674,758,599
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional Liquid Reserves
     (Cost $3,285,723)..............................   3,285,723      3,285,723
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,370,159,550)^^........................             $1,678,044,322
                                                                 ==============

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                                LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                                             -------------- ------- ------- --------------
Affiliated Investment Companies............................. $1,674,758,599   --      --    $1,674,758,599
Temporary Cash Investments..................................      3,285,723   --      --         3,285,723
                                                             --------------   --      --    --------------
TOTAL....................................................... $1,678,044,322   --      --    $1,678,044,322
                                                             ==============   ==      ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (4.9%)
   #Aditya Birla Minerals, Ltd..........................  3,394,541 $ 1,174,196
  #*AED Oil, Ltd........................................    992,337          --
   *AJ Lucas Group, Ltd.................................    584,687     808,593
    Amalgamated Holdings, Ltd...........................  1,804,585  13,492,532
    Amcom Telecommunications, Ltd.......................    555,837     928,178
    AP Eagers, Ltd......................................    449,151   1,804,103
   #APN News & Media, Ltd...............................  8,524,586   2,259,266
  #*Aquarius Platinum, Ltd..............................    910,133     656,251
    Arrium, Ltd......................................... 20,856,488  18,626,775
   #ASG Group, Ltd......................................    311,883     105,461
   #Atlas Iron, Ltd..................................... 13,391,242   9,805,300
   #Ausdrill, Ltd.......................................    989,943     959,440
   #Ausenco, Ltd........................................     17,314      23,690
  #*Austal, Ltd.........................................    508,112     385,984
  #*Australian Agricultural Co., Ltd....................  5,931,553   6,131,270
    Australian Pharmaceutical Industries, Ltd...........  6,609,381   2,641,488
   *AVJennings, Ltd.....................................     40,111      16,956
   *AWE, Ltd............................................  9,864,655  11,957,762
   #Bank of Queensland, Ltd.............................     29,665     253,623
   *Bannerman Resources, Ltd............................     40,730       2,385
    Beach Energy, Ltd................................... 23,860,593  28,696,161
  #*Billabong International, Ltd........................  6,953,066   2,531,485
   *BlueScope Steel, Ltd................................  7,748,619  37,378,731
   #Boart Longyear, Ltd.................................  2,805,992   1,296,226
  #*Boom Logistics, Ltd.................................  4,390,311     493,685
   *Bravura Solutions, Ltd..............................    117,759      28,568
    Breville Group, Ltd.................................  1,345,533   9,118,505
   #Brickworks, Ltd.....................................    454,518   5,002,011
    BSA, Ltd............................................    242,382      36,009
    Calliden Group, Ltd.................................  1,458,137     465,306
  #*Cape Lambert Resources, Ltd.........................  7,444,989   1,105,935
   *Carnarvon Petroleum, Ltd............................     40,276       2,064
    CDS Technologies, Ltd...............................     15,209          --
   *Citigold Corp., Ltd................................. 11,406,919     512,522
   #Clough, Ltd.........................................     56,626      72,719
  #*Coal of Africa, Ltd.................................    926,247     133,785
  #*Cockatoo Coal, Ltd..................................  1,256,726      65,509
   *Coffey International, Ltd...........................  1,029,250     124,776
    Collection House, Ltd...............................     24,344      41,783
   *Cooper Energy, Ltd..................................  2,468,890     988,363
    Coventry Group, Ltd.................................    578,498   1,420,772
    CSG, Ltd............................................    323,344     284,816
   #CSR, Ltd............................................  9,522,216  18,734,021
   *Deep Yellow, Ltd....................................  2,635,536      94,114
    Devine, Ltd.........................................  1,483,785   1,022,344
    Downer EDI, Ltd.....................................  5,024,326  17,014,970
  #*Elders, Ltd.........................................  9,301,839     659,704
   #Emeco Holdings, Ltd................................. 11,367,540   2,546,979
   *Energy Resources of Australia, Ltd..................  2,799,901   3,686,360
   *Enero Group, Ltd....................................     90,909      32,686
   *Eservglobal, Ltd....................................    205,010      76,221

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
  #*Evolution Mining, Ltd...............................    185,658 $   145,512
   #Fairfax Media, Ltd.................................. 29,907,899  12,898,834
    FKP Property Group..................................  4,214,446   5,701,804
  #*Focus Minerals, Ltd.................................  3,332,343      44,863
    Gazal Corp., Ltd....................................     48,514     114,658
   *Geodynamics, Ltd....................................  1,120,071     156,295
  #*Goodman Fielder, Ltd................................ 37,803,693  25,973,646
    GrainCorp, Ltd. Class A.............................  2,085,914  23,179,719
   #Grange Resources, Ltd...............................  2,431,723     404,253
  #*Gunns, Ltd.......................................... 15,479,938          --
   *Hastie Group, Ltd...................................    397,079          --
    HFA Holdings, Ltd...................................    153,930     120,541
    HGL, Ltd............................................    231,866     119,043
  #*Hillgrove Resources, Ltd............................  9,036,464     569,187
   #Hills Holdings, Ltd.................................  2,756,661   3,025,614
   #Imdex, Ltd..........................................     23,063      15,742
   *Indophil Resources NL...............................  1,863,584     361,094
  #*Infigen Energy, Ltd.................................  5,225,320   1,433,658
    K&S Corp., Ltd......................................    153,021     240,595
  #*Kagara, Ltd......................................... 11,222,734   1,210,506
   #Kingsgate Consolidated, Ltd.........................    673,145     966,338
    Lednium, Ltd........................................    438,495          --
    Lemarne Corp., Ltd..................................      5,585       2,234
   *Leyshon Resources, Ltd..............................     48,774       8,794
  #*Linc Energy, Ltd....................................  1,893,514   2,750,244
    Lonestar Resources, Ltd.............................  1,397,424     213,726
    Macmahon Holdings, Ltd.............................. 12,017,712   1,564,319
    Macquarie Telecom Group, Ltd........................     11,434      82,142
    MaxiTRANS Industries, Ltd...........................  4,388,905   5,046,207
   #McPherson's, Ltd....................................  1,553,082   2,036,877
  #*MEO Australia, Ltd..................................  1,258,809      80,412
   *Metals X, Ltd.......................................    820,020      72,189
   *Metgasco, Ltd.......................................    685,248      43,141
   #Mincor Resources NL.................................  2,370,883   1,108,351
  #*Mineral Deposits, Ltd...............................    516,588     997,434
  #*Mirabela Nickel, Ltd................................  5,147,339     356,171
  #*Molopo Energy, Ltd..................................  1,648,921     362,752
   #Mount Gibson Iron, Ltd.............................. 10,795,630   5,426,640
   *Nexus Energy, Ltd................................... 22,310,822   1,704,135
   *Northern Iron, Ltd..................................    115,112      13,422
   #NRW Holdings, Ltd...................................     85,347      74,641
   #Nufarm, Ltd.........................................  2,987,945  12,076,464
    Oakton, Ltd.........................................     57,386      59,884
   *OM Holdings, Ltd....................................    323,217     103,098
   *OPUS Group, Ltd.....................................    142,533      14,328
   *Otto Energy, Ltd....................................  1,354,768      99,936
    OZ Minerals, Ltd....................................    467,756   1,712,872
    Pacific Brands, Ltd................................. 25,649,033  19,029,980
  #*Paladin Energy, Ltd................................. 12,753,197  11,455,287
    Pan Pacific Petroleum NL............................    453,105      43,404
   #Panoramic Resources, Ltd............................  3,163,719     753,839
   *PaperlinX, Ltd...................................... 11,057,911     496,304
  #*Perilya, Ltd........................................    379,170      59,689

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
   *Petsec Energy, Ltd.................................    388,786 $     34,951
  #*Platinum Australia, Ltd............................  1,963,690       67,743
   *PMP, Ltd...........................................  6,456,626    1,594,638
   #Premier Investments, Ltd...........................  1,553,481   10,875,432
   #Primary Health Care, Ltd........................... 10,254,873   46,847,691
    Prime Media Group, Ltd.............................  1,902,520    1,768,272
    PrimeAg Australia, Ltd.............................  1,407,029    1,062,112
   #Programmed Maintenance Services, Ltd...............  1,923,696    4,251,743
  #*Ramelius Resources, Ltd............................  2,068,208      259,865
   #RCR Tomlinson, Ltd.................................    149,312      319,123
   *Reed Resources, Ltd................................    484,255       26,151
   #Regional Express Holdings, Ltd.....................     21,861       23,206
    Resolute Mining, Ltd...............................  1,070,321      784,613
   *Resource Equipment, Ltd............................     12,566        1,695
  #*Resource Generation, Ltd...........................    607,387      119,974
   #Ridley Corp., Ltd..................................  8,052,689    6,218,156
   *Roc Oil Co., Ltd...................................  2,059,947      925,399
  #*Saracen Mineral Holdings, Ltd......................    695,631      100,427
   #Select Harvests, Ltd...............................    262,558      867,086
   #Service Stream, Ltd................................  2,899,663      364,891
   #Seven Group Holdings, Ltd..........................    565,834    3,527,642
    Seven West Media, Ltd..............................  3,147,494    6,047,943
    Sigma Pharmaceuticals, Ltd......................... 14,063,564    8,345,090
   #Sims Metal Management, Ltd.........................     57,360      461,637
    Southern Cross Media Group, Ltd.................... 10,034,456   13,306,394
   *Straits Resources, Ltd.............................  3,234,343       40,701
    STW Communications Group, Ltd......................  3,813,804    5,616,842
   #Sunland Group, Ltd.................................  5,108,129    6,654,476
    Swick Mining Services, Ltd.........................    440,732      119,044
  #*Tap Oil, Ltd.......................................  5,076,579    2,418,228
    Tassal Group, Ltd..................................  1,633,424    3,702,564
  #*Ten Network Holdings, Ltd.......................... 12,600,444    3,115,202
   *TFS Corp., Ltd.....................................    299,758      129,310
   *Toro Energy, Ltd...................................  2,101,506      166,234
   #Transfield Services, Ltd...........................  4,843,556    3,871,034
   *Transpacific Industries Group, Ltd................. 16,671,560   12,804,847
    Troy Resources, Ltd................................     36,682       46,683
   *Unity Mining, Ltd..................................  8,500,397      550,435
    UXC, Ltd...........................................  4,709,591    4,882,725
    Village Roadshow, Ltd..............................  3,141,833   16,686,979
  #*Virgin Australia Holdings, Ltd..................... 39,419,376   16,130,178
    Virgin Australia Holdings, Ltd. (B7L5734).......... 39,419,376           35
   *Watpac, Ltd........................................  1,640,901      780,869
    WDS, Ltd...........................................    374,097      152,790
   *WestSide Corp., Ltd................................      3,381          546
   #Whitehaven Coal, Ltd...............................    413,075      729,665
    WHK Group, Ltd.....................................  3,169,818    2,219,679
                                                                   ------------
TOTAL AUSTRALIA........................................             539,252,141
                                                                   ------------
AUSTRIA -- (0.7%)
  #*A-TEC Industries AG................................    202,339           --
    Agrana Beteiligungs AG.............................     90,580   11,544,302
    Allgemeine Baugesellschaft Porr AG.................        120       11,335

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRIA -- (Continued)
    Austria Technologie & Systemtechnik AG...............    80,332 $   790,271
   #Flughafen Wien AG....................................   201,386  12,795,319
    Frauenthal Holding AG................................     4,402      49,378
    Linz Textil Holding AG...............................       212     147,460
    Mayr Melnhof Karton AG...............................    53,223   5,831,182
    Oberbank AG..........................................    38,337   2,438,365
    POLYTEC Holding AG...................................    20,898     173,658
    Strabag SE...........................................   299,471   6,710,217
    Uniqa Versicherungen AG..............................   103,754   1,408,197
   #Wienerberger AG...................................... 2,725,173  35,615,521
    Wolford AG...........................................     2,273      54,374
   #Zumtobel AG..........................................    26,519     325,805
                                                                    -----------
TOTAL AUSTRIA............................................            77,895,384
                                                                    -----------
BELGIUM -- (0.8%)
    Ackermans & van Haaren NV............................    38,910   3,526,616
   *AGFA-Gevaert NV...................................... 4,356,710   8,681,299
   #Banque Nationale de Belgique.........................     4,403  15,886,932
    Cie d'Entreprises CFE................................    10,135     614,938
   *Cie Immobiliere de Belgique SA.......................    44,959   2,131,239
    Cie Maritime Belge SA................................    85,053   1,690,834
    D'ieteren SA.........................................   207,657   9,422,438
  #*Deceuninck NV........................................ 1,187,588   1,879,649
  #*Euronav NV...........................................   334,396   1,647,501
    Floridienne SA.......................................     1,824     180,465
    Gimv NV..............................................    10,804     546,618
    Jensen-Group NV......................................    42,193     563,501
   #NV Bekaert SA........................................   261,974   9,210,871
   #Nyrstar.............................................. 1,987,291   8,772,377
   *Papeteries Catala SA.................................       188       3,351
   *RealDolmen NV/SA.....................................    12,927     258,907
    Recticel SA..........................................   491,207   3,487,544
   *RHJ International....................................   178,366     903,110
   *Roularta Media Group NV..............................    26,889     403,935
    Sapec................................................     5,446     322,925
    Sioen Industries NV..................................    99,173     916,938
   #Tessenderlo Chemie NV................................   459,746  12,456,086
                                                                    -----------
TOTAL BELGIUM............................................            83,508,074
                                                                    -----------
CANADA -- (8.6%)
  #*5N Plus, Inc.........................................   355,787     762,079
   #Aastra Technologies, Ltd.............................    72,362   1,814,862
   *Advantage Oil & Gas, Ltd............................. 4,607,988  16,644,568
   #Aecon Group, Inc.....................................   907,835  10,482,838
   #AGF Management, Ltd. Class B......................... 1,046,497  12,226,622
   *AgJunction, Inc......................................   913,927     880,915
    Aimia, Inc........................................... 1,393,483  21,069,799
   *Ainsworth Lumber Co., Ltd............................   668,453   2,212,774
  #*Air Canada Class A...................................   398,947     846,757
    Akita Drilling, Ltd. Class A.........................     9,400     120,532
    Alacer Gold Corp..................................... 1,140,315   2,697,854
    Algoma Central Corp..................................   245,010   3,375,418

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CANADA -- (Continued)
   #Alliance Grain Traders, Inc.........................    153,192 $ 2,361,045
   *Altius Minerals Corp................................     85,248     888,086
    Amerigo Resources, Ltd..............................  2,524,794   1,093,889
   *Anderson Energy, Ltd................................  3,417,571     549,021
    Andrew Peller, Ltd. Class A.........................     16,975     233,363
  #*Angle Energy, Inc...................................    754,391   2,218,149
   *Antrim Energy, Inc..................................  2,742,871     253,698
   *Atrium Innovations, Inc.............................    277,811   3,992,299
   *ATS Automation Tooling Systems, Inc.................  1,799,384  20,076,858
   *Aura Minerals, Inc..................................    242,910      20,103
   #AuRico Gold, Inc....................................  1,573,598   7,262,053
   *Axia NetMedia Corp..................................     37,065      57,017
  #*Ballard Power Systems, Inc..........................  2,004,901   3,904,003
   *Bellatrix Exploration, Ltd..........................  1,719,866  11,302,790
   *BlackPearl Resources, Inc...........................     22,100      34,427
  #*BNK Petroleum, Inc..................................     69,627      56,266
   *Boralex, Inc. Class A...............................    654,737   6,820,841
  #*Brigus Gold Corp....................................  1,503,196     848,850
   *Brookfield Residential Properties, Inc..............      1,094      22,538
   *Calvalley Petroleums, Inc. Class A..................    175,110     264,259
   #Canaccord Financial, Inc............................  1,315,864   8,237,762
  #*Canacol Energy, Ltd.................................    112,279     411,030
  #*Canada Lithium Corp.................................    714,149     347,653
   *Canam Group, Inc. Class A...........................    918,446   8,834,823
   *Canfor Corp.........................................  2,275,833  48,016,066
   *Cangene Corp........................................     13,825      29,478
    CanWel Building Materials Group, Ltd................     43,098     109,518
    Capstone Infrastructure Corp........................  1,310,908   5,118,042
   *Capstone Mining Corp................................  5,091,220   9,616,363
   *Cardero Resource Corp...............................  1,034,362      80,566
    Cascades, Inc.......................................  2,141,123  12,215,929
    Cathedral Energy Services, Ltd......................     11,679      54,239
    CCL Industries, Inc. Class B........................    257,966  17,478,195
  #*Celestica, Inc......................................  4,402,679  46,637,277
   *Cequence Energy, Ltd................................  2,705,341   4,135,318
  #*China Gold International Resources Corp., Ltd.......    678,536   1,763,890
   *Chinook Energy, Inc.................................     97,594      95,969
    Churchill Corp. Class A.............................    123,665   1,075,191
    Clarke, Inc.........................................    205,960   1,014,660
   *Claude Resources, Inc...............................    713,457     159,765
   #Colabor Group, Inc..................................    210,414     901,394
   *COM DEV International, Ltd..........................    411,685   1,531,143
  #*Connacher Oil and Gas, Ltd.......................... 10,953,728   2,879,473
   *Corridor Resources, Inc.............................    119,285      97,556
    Cott Corp...........................................  1,400,427  11,712,265
  #*Crew Energy, Inc....................................  1,972,406  10,139,523
  #*Delphi Energy Corp..................................  3,412,843   5,648,752
  #*Denison Mines Corp..................................  5,357,850   6,781,428
    DHX Media, Ltd......................................     24,200      73,276
   *Dominion Diamond Corp...............................    506,379   7,163,555
    Dorel Industries, Inc. Class B......................    842,000  30,815,675
  #*DragonWave, Inc.....................................     65,610     203,135
   *Dundee Precious Metals, Inc.........................    320,923   1,593,523

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
   *Dynasty Metals & Mining, Inc.........................     4,528 $     3,218
    E-L Financial Corp., Ltd.............................     1,293     818,275
  #*Eastern Platinum, Ltd................................ 3,820,171     297,550
  #*Endeavour Mining Corp................................ 1,737,491   1,150,320
  #*Energy Fuels, Inc.................................... 8,164,823   1,430,891
    Ensign Energy Services, Inc..........................   177,405   3,086,581
  #*Epsilon Energy, Ltd..................................    53,900     175,801
    Equal Energy, Ltd....................................   365,960   1,535,671
    Equitable Group, Inc.................................    42,766   1,669,669
   *Essential Energy Services Trust...................... 1,973,676   4,996,162
  #*EXFO, Inc............................................     8,639      43,569
   *Formation Metals, Inc................................   247,985      27,766
  #*Fortress Paper, Ltd. Class A.........................     4,100      27,384
  #*Gasfrac Energy Services, Inc.........................    34,896      66,591
   *Genesis Land Development Corp........................    12,254      43,070
   #Genworth MI Canada, Inc..............................   218,403   6,083,643
    Glacier Media, Inc...................................    22,800      35,295
  #*GLG Life Tech Corp...................................    24,267      11,813
   *GLV, Inc. Class A....................................   158,231     608,521
  #*Golden Star Resources, Ltd........................... 1,786,705     887,177
   *Gran Tierra Energy, Inc..............................   499,721   3,089,503
    Guardian Capital Group, Ltd. Class A.................    16,761     217,203
    Heroux-Devtek, Inc...................................   405,277   3,373,691
    HudBay Minerals, Inc................................. 4,193,216  28,251,441
   #IBI Group, Inc.......................................    25,704      54,306
    Indigo Books & Music, Inc............................     4,800      51,313
   *International Forest Products, Ltd. Class A.......... 1,037,372  11,423,111
    Intertape Polymer Group, Inc.........................   748,842   8,792,751
   *Ithaca Energy, Inc................................... 2,667,111   4,726,066
  #*Ivanhoe Energy, Inc..................................   244,061     218,612
  #*Jaguar Mining, Inc................................... 1,317,566     365,599
   *Katanga Mining, Ltd..................................   363,169     215,688
   *Kingsway Financial Services, Inc.....................   303,286   1,151,607
  #*Lake Shore Gold Corp................................. 4,556,124   1,508,210
  #*Laramide Resources, Ltd..............................   270,748     163,435
    Laurentian Bank of Canada............................   740,008  32,457,755
   *Le Chateau, Inc. Class A.............................     8,700      44,385
  #*Legacy Oil + Gas, Inc................................ 3,448,734  20,616,519
   #Lightstream Resources, Ltd........................... 3,568,360  29,113,873
    Linamar Corp.........................................   834,973  25,940,988
   #Liquor Stores N.A., Ltd..............................    56,735     957,828
  #*Long Run Exploration, Ltd............................ 1,775,103   6,964,918
    Martinrea International, Inc.........................   529,373   6,184,866
   *Maxim Power Corp.....................................     3,832      11,118
    MCAN Mortgage Corp...................................       575       7,765
   *Mega Uranium, Ltd.................................... 2,701,865     263,058
    Melcor Developments, Ltd.............................    16,044     304,603
  #*Mercator Minerals, Ltd............................... 2,135,959     228,756
   *MGM Energy Corp......................................   118,477      23,070
   #Migao Corp...........................................   882,655   1,185,925
    Nevsun Resources, Ltd................................    73,434     247,378
   #New Flyer Industries, Inc............................    14,862     168,285
   *New Millennium Iron Corp.............................     7,500       4,527

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    Newalta Corp.........................................   910,896 $12,602,310
   #Niko Resources, Ltd..................................   214,057   1,506,798
    Norbord, Inc.........................................     7,003     221,251
   #Nordion, Inc.........................................   716,650   5,226,082
  #*North American Palladium, Ltd........................   247,616     308,586
   *NuVista Energy, Ltd.................................. 2,335,772  15,464,171
  #*OceanaGold Corp...................................... 4,640,507   7,364,450
   *Orvana Minerals Corp.................................    58,211      28,904
   *Osisko Mining Corp...................................    89,600     373,370
    Pan American Silver Corp.............................   272,185   3,452,994
   *Parex Resources, Inc.................................    99,495     502,754
   *Patheon, Inc.........................................    20,775     115,293
  #*Perpetual Energy, Inc................................    72,400      81,768
  #*Petrobank Energy & Resources, Ltd.................... 2,532,239   1,405,293
   #Petrominerales, Ltd..................................   736,605   4,008,979
   *Phoscan Chemical Corp................................ 3,014,654     836,507
   *Polaris Minerals Corp................................    19,500      31,136
  #*Poseidon Concepts Corp...............................   581,697       2,152
   #Precision Drilling Corp..............................    14,400     146,790
    Primary Energy Recycling Corp........................       600       2,792
  #*Primero Mining Corp.................................. 1,386,415   6,668,182
    Pulse Seismic, Inc...................................   741,239   2,540,319
   #QLT, Inc............................................. 1,077,170   4,666,933
  #*Questerre Energy Corp. Class A.......................   738,449     783,672
   *Ram Power Corp....................................... 1,161,374     271,375
   *Richmont Mines, Inc..................................    13,234      21,002
   *RMP Energy, Inc...................................... 2,400,508  10,447,153
   *Rock Energy, Inc.....................................    58,789      83,567
   #RONA, Inc............................................ 3,166,544  35,300,291
  #*San Gold Corp........................................   283,642      35,901
  #*Santonia Energy, Inc................................. 2,280,182   3,640,832
   #Savanna Energy Services Corp......................... 2,211,063  15,887,104
  #*Scorpio Mining Corp..................................    34,905      12,404
    Sears Canada, Inc....................................     8,415     107,492
    SEMAFO, Inc..........................................    41,400      72,957
   #Sherritt International Corp.......................... 7,439,581  28,466,121
   *Shore Gold, Inc...................................... 3,067,706     477,882
   *Sierra Wireless, Inc.................................   846,527  10,945,262
  #*Silver Standard Resources, Inc....................... 1,209,262   9,277,563
   *Sonde Resources Corp.................................   514,560     400,787
   #Sprott Resource Corp................................. 2,192,013   7,554,986
   #Sprott, Inc.......................................... 1,605,371   4,188,876
   #Spyglass Resources Corp.............................. 1,681,168   2,831,682
   *St Andrew Goldfields, Ltd............................   735,397     214,798
   *Stornoway Diamond Corp...............................   208,713     107,699
    Strad Energy Services, Ltd...........................     3,100      11,922
   #Superior Plus Corp...................................   433,937   5,120,550
   *Surge Energy, Inc....................................   272,799   1,412,998
   *Taseko Mines, Ltd....................................   294,912     608,717
   *Tembec, Inc..........................................   469,153   1,087,123
  #*Teranga Gold Corp....................................   832,294     470,849
  #*Tethys Petroleum, Ltd................................   313,719     207,700
  #*Thompson Creek Metals Co., Inc....................... 4,265,682  12,791,647

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CANADA -- (Continued)
    TLC Vision Corp....................................    829,259 $         --
  #*TORC Oil & Gas, Ltd................................  1,187,657    1,757,607
    Torstar Corp. Class B..............................    512,685    2,820,242
   #Transcontinental, Inc. Class A.....................  1,629,923   19,804,731
   *TransGlobe Energy Corp.............................     22,581      150,599
    Trinidad Drilling, Ltd.............................  2,991,070   27,315,974
   *Tuscany International Drilling, Inc................    155,582       23,479
   *Uex Corp...........................................    569,815      282,938
    Uni-Select, Inc....................................     16,102      323,106
   *Uranium One, Inc...................................  3,090,127    8,002,860
   *US Silver & Gold, Inc..............................      5,500        3,588
    Valener, Inc.......................................    259,855    4,053,040
   *Wesdome Gold Mines, Ltd............................     23,000        8,845
    West Fraser Timber Co., Ltd........................    643,791   58,681,446
    Western Energy Services Corp.......................     79,506      647,133
    Westjet Airlines, Ltd..............................     94,618    2,026,673
    Whistler Blackcomb Holdings, Inc...................     39,397      537,005
    Whitecap Resources, Inc............................    133,697    1,437,070
   *Xtreme Drilling and Coil Services Corp.............     82,283      296,414
   #Zargon Oil & Gas, Ltd..............................     55,190      338,523
                                                                   ------------
TOTAL CANADA...........................................             940,604,124
                                                                   ------------
CHINA -- (0.0%)
    China WindPower Group, Ltd......................... 20,945,159      809,385
    EVA Precision Industrial Holdings, Ltd.............    905,049      132,919
  #*Hanfeng Evergreen, Inc.............................    707,267    1,129,313
   *Shougang Concord Century Holdings, Ltd.............    720,115       24,118
                                                                   ------------
TOTAL CHINA............................................               2,095,735
                                                                   ------------
COLOMBIA -- (0.0%)
   *Platino Energy Corp................................     69,698       77,359
                                                                   ------------
DENMARK -- (1.3%)
  #*Alm Brand A.S......................................  2,279,674    7,651,242
    Amagerbanken A.S...................................  3,187,349           --
   *Auriga Industries Class B..........................     11,962      343,308
    Brodrene Hartmann A.S..............................     51,593    1,220,006
   #D/S Norden A.S.....................................    659,664   24,130,446
    Dfds A.S...........................................     91,074    6,337,123
    Djurslands Bank A.S................................      6,785      185,173
   *East Asiatic Co., Ltd. A.S.........................    122,518    1,963,847
    GPV Industri A.S. Series B.........................      6,000           --
  #*Greentech Energy Systems A.S.......................     11,171       30,795
   *H+H International A.S. Class B.....................     58,677      303,558
    Harboes Bryggeri A.S. Class B......................     20,575      274,755
   *Jyske Bank A.S.....................................    114,044    4,995,688
    Lan & Spar Bank....................................      5,706      297,080
   #NKT Holding A.S....................................     12,448      504,531
    Nordjyske Bank A.S.................................     13,580      219,526
    Norresundby Bank A.S...............................      5,455      168,379
    PER Aarsleff A.S. Class B..........................     39,856    4,219,053
    Schouw & Co........................................    307,810   11,540,973
   *Spar Nord Bank A.S.................................    390,460    2,702,357

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
DENMARK -- (Continued)
   *Sparekassen Faaborg A.S............................        433 $     13,638
   *Sydbank A.S........................................    169,202    3,784,635
   *TK Development A.S.................................    448,842      747,983
   *TopoTarget A.S.....................................    493,932      249,449
  #*Torm A.S...........................................    701,316      169,933
  #*Vestas Wind Systems A.S............................  3,314,030   66,523,729
   *Vestjysk Bank A.S..................................    135,239      226,215
                                                                   ------------
TOTAL DENMARK..........................................             138,803,422
                                                                   ------------
FINLAND -- (2.1%)
   #Ahlstrom Oyj.......................................     50,307      733,723
    Aktia Bank Oyj.....................................     40,198      384,624
    Amer Sports Oyj....................................     81,006    1,607,997
    Atria P.L.C........................................    118,246    1,077,124
    Bank of Aland P.L.C. Class A.......................      5,030       74,196
   #Cargotec Oyj.......................................     21,458      762,397
   *Componenta Oyj.....................................      7,468       16,218
    Cramo Oyj..........................................    204,757    2,538,537
    Digia P.L.C........................................     41,906      164,546
   *Efore Oyj..........................................     54,004       52,438
    eQ P.L.C...........................................     68,816      201,838
   #Finnair Oyj........................................  1,256,324    4,849,751
   *Finnlines Oyj......................................    614,000    5,052,692
    Fiskars Oyj Abp....................................    105,142    2,463,124
    HKScan Oyj Class A.................................    399,564    1,949,394
    Huhtamaki Oyj......................................  1,867,833   35,597,896
    Kemira Oyj.........................................  1,974,247   30,717,330
    Kesko Oyj Class A..................................      3,115      104,536
   #Kesko Oyj Class B..................................    271,621    8,542,715
    Lannen Tehtaat Oyj.................................     64,219    1,454,732
   #Lemminkainen Oyj...................................     88,042    1,736,346
   #Metsa Board Oyj....................................  4,530,939   15,394,097
  #*Munksjo Oyj........................................     12,577       90,517
   #Neste Oil Oyj......................................  1,790,500   25,872,804
    Okmetic Oyj........................................    297,467    1,933,650
    Oriola-KD Oyj Class B..............................    492,492    1,556,300
  #*Outokumpu Oyj...................................... 25,491,380   15,770,172
    Pohjola Bank P.L.C. Class A........................  2,408,520   41,716,629
    Raisio P.L.C. Class V..............................  1,449,343    6,457,895
    Rautaruukki Oyj....................................  1,999,620   11,721,871
    Ruukki Group Oyj...................................        996          542
    Saga Furs Oyj......................................     18,354      728,023
   #Sanoma Oyj.........................................  1,004,076    7,302,317
    Scanfil P.L.C......................................      3,555        4,242
    Sievi Capital P.L.C................................     11,900       16,899
    SRV Group P.L.C....................................        295        1,275
   #Stockmann Oyj Abp..................................     10,128      152,886
   *Talvivaara Mining Co. P.L.C........................     21,385        3,406
    Tieto Oyj..........................................      2,921       55,805
   #Tikkurila Oyj......................................    245,136    5,385,170

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)..................................
   *Viking Line Abp.....................................    16,240 $    386,284
                                                                   ------------
TOTAL FINLAND...........................................            234,632,938
                                                                   ------------
FRANCE -- (3.3%)
  #*Air France-KLM...................................... 3,419,028   27,636,096
  #*Alcatel-Lucent...................................... 5,040,910   12,723,804
    Altamir Amboise.....................................    68,975      834,989
    April...............................................     1,722       34,996
    Arkema SA...........................................    52,098    5,221,136
    Aubay...............................................    68,462      505,407
    Bonduelle SCA.......................................   177,232    4,394,686
    Bongrain SA.........................................   139,659    9,048,528
   #Bourbon SA..........................................    30,122      817,941
  #*Boursorama..........................................   159,215    1,503,561
    Burelle SA..........................................    11,385    5,918,064
   *Cegedim SA..........................................    11,946      340,199
    Cegid Group.........................................    48,595    1,026,463
    Cie des Alpes.......................................    34,940      753,240
    Ciments Francais SA.................................    55,291    3,352,103
   *Club Mediterranee SA................................   401,470    9,312,802
   *Derichebourg SA.....................................    73,248      252,939
    Devoteam SA.........................................     6,235       84,491
   #Eramet..............................................     9,184      809,015
    Esso SA Francaise...................................    34,669    2,107,571
   *Etam Developpement SA...............................    39,488      882,552
  #*Faurecia............................................     1,185       31,280
    Fleury Michon SA....................................    17,597      926,481
    Gaumont SA..........................................    22,166    1,165,763
    Gevelot SA..........................................     4,329      257,817
    Groupe Crit.........................................     5,034      126,699
    Groupe Flo..........................................    41,837      150,591
   *Groupe Partouche SA.................................    97,495      123,065
   #Groupe Steria SCA...................................   576,567    8,137,588
    Guerbet.............................................    11,535    1,300,392
   *Haulotte Group SA...................................     2,794       24,792
    Havas SA............................................ 5,109,911   38,657,671
  #*Hi-Media SA.........................................   410,402      949,228
   *Immobiliere Hoteliere SA............................    27,700           --
    Jacquet Metal Service...............................   232,110    2,932,308
   #Korian..............................................     6,874      161,771
    Lagardere SCA.......................................    34,542    1,094,525
    LISI................................................    51,119    6,725,466
    Manitou BF SA.......................................     2,556       33,060
    Manutan International...............................    23,100    1,113,564
    Medica SA...........................................    66,037    1,357,796
    Mersen..............................................   142,566    3,239,112
    MGI Coutier.........................................    10,254      887,164
    Montupet............................................   153,485    3,746,044
   *Mr Bricolage........................................   114,065    1,434,711
   #Nexans SA...........................................   580,149   30,881,073
    Nexity SA...........................................   503,830   19,902,521
  #*NicOx SA............................................   125,034      401,621
   *Orco Property Group.................................   148,585      450,559

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)...................................
  #*Peugeot SA.......................................... 2,133,732 $ 27,252,427
  #*Pierre & Vacances SA................................    89,530    2,076,870
    Plastic Omnium SA...................................   315,162   21,501,017
    PSB Industries SA...................................    14,426      520,393
    Rallye SA...........................................   498,438   18,412,967
  #*Recylex SA..........................................    78,898      238,294
    Remy Cointreau SA...................................    41,711    4,319,402
    Robertet SA.........................................       795      159,607
    Sa des Ciments Vicat................................    16,943    1,142,295
    Samse SA............................................       243       20,755
    Seche Environnement SA..............................    23,352      801,211
    Securidev SA........................................    16,908      619,343
  #*Sequana SA..........................................   251,049    1,947,927
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco................................    70,232    3,052,177
    Societe Television Francaise 1......................    37,037      548,495
  #*SOITEC.............................................. 3,532,844    7,874,882
   *Spir Communication..................................    30,432      314,123
  #*Ste Industrielle d'Aviation Latecoere SA............   148,562    1,730,007
    Sword Group.........................................    49,551      809,166
   *Technicolor SA...................................... 1,026,769    5,151,870
    Teleperformance.....................................   588,714   28,537,625
  #*Theolia SA.......................................... 1,162,773    2,612,808
    Tonnellerie Francois Freres.........................     5,276      390,148
   #Touax SA............................................     3,807       84,648
   *Trigano SA..........................................   146,994    2,100,281
   *UBISOFT Entertainment............................... 1,035,613   15,798,505
  #*Valneva SE..........................................    18,863       83,514
   #Vilmorin & Cie......................................    13,223    1,593,315
    Vranken-Pommery Monopole SA.........................    89,380    2,312,874
                                                                   ------------
TOTAL FRANCE............................................            365,780,191
                                                                   ------------
GERMANY -- (4.5%)
   *AAP Implantate AG...................................    14,818       24,685
   *Aareal Bank AG...................................... 1,133,243   31,317,262
   *ADVA Optical Networking SE..........................    42,653      231,394
  #*Air Berlin P.L.C....................................   174,453      441,216
   #Allgeier SE.........................................       859       16,816
   #Analytik Jena AG....................................    87,201    1,625,091
   *AS Creation Tapeten.................................    22,155    1,108,051
  #*Asian Bamboo AG.....................................    47,651      220,110
    Aurubis AG.......................................... 1,045,010   58,804,452
    Baader Bank AG......................................   110,971      293,524
    Balda AG............................................   642,720    3,266,657
   #Bauer AG............................................   191,022    4,872,129
   #BayWa AG............................................    40,333    1,991,224
    Bechtle AG..........................................    62,381    3,064,148
    Bilfinger SE........................................   536,449   50,998,588
    Biotest AG..........................................    49,228    3,822,083
    Borussia Dortmund GmbH & Co. KGaA...................    29,195      120,351
    CAT Oil AG..........................................    19,488      368,662
    Celesio AG..........................................   772,604   17,459,664
    Comdirect Bank AG...................................   237,966    2,319,307
  #*Constantin Medien AG................................    47,289       99,200

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)...................................
   #CropEnergies AG......................................    48,282 $   409,193
    DAB Bank AG..........................................    14,585      66,220
    Data Modul AG........................................    21,919     399,672
    DEAG Deutsche Entertainment..........................   181,910     790,295
    Deufol SE............................................   271,070     254,059
    Deutsche Beteiligungs AG.............................     6,406     154,704
   *Deutz AG............................................. 1,149,381   7,987,204
    Duerr AG.............................................   178,118  11,925,911
    DVB Bank SE..........................................   136,103   4,381,425
    Eckert & Ziegler AG..................................    43,362   1,443,674
    Elmos Semiconductor AG...............................   149,620   1,787,782
    Energiekontor AG.....................................    59,371     339,039
    Euromicron AG........................................    17,806     344,315
   *First Sensor AG......................................     4,788      50,784
   #Freenet AG...........................................   528,207  12,598,680
    GFT Technologies AG..................................   331,463   2,070,658
  #*Gigaset AG...........................................    41,486      37,101
   #Gildemeister AG......................................   850,117  19,760,434
    Grammer AG...........................................   273,850   9,137,309
    Hansa Group AG.......................................       482       1,675
  #*Heidelberger Druckmaschinen AG....................... 5,221,510  12,875,905
    Hoftex Group AG......................................    15,930     161,265
   #Homag Group AG.......................................     7,423     138,348
    Hornbach Baumarkt AG.................................       282       9,559
    Indus Holding AG.....................................    41,472   1,384,625
    Isra Vision AG.......................................    52,413   2,444,511
  #*IVG Immobilien AG.................................... 1,961,400     434,660
    Jenoptik AG..........................................   960,335  12,019,228
   *Joyou AG.............................................    17,553     277,683
   *Kampa AG.............................................    31,214       1,200
  #*Kloeckner & Co. SE................................... 2,633,338  32,921,073
   #Koenig & Bauer AG....................................    40,393     812,990
    Kontron AG...........................................   906,442   4,258,525
   #Krones AG............................................    18,028   1,521,705
    KSB AG...............................................     6,000   3,665,476
    KWS Saat AG..........................................    17,412   5,817,498
   #Leifheit AG..........................................    53,391   2,035,900
    Leoni AG.............................................    66,347   3,304,329
  #*Manz AG..............................................    43,205   1,928,996
   *Mediclin AG..........................................   845,838   4,578,653
   #*Medigene AG.........................................    46,693      53,621
   #MLP AG...............................................     1,293       7,905
    Mosaic Software AG...................................    12,800          --
    Nexus AG.............................................   219,226   2,830,571
  #*Nordex SE............................................ 1,167,235   9,762,530
   *Patrizia Immobilien AG...............................   204,687   2,239,717
    PNE Wind AG..........................................   201,657     735,763
    Progress-Werk Oberkirch AG...........................     1,190      56,410
    Rheinmetall AG.......................................   552,151  25,545,207
   #RIB Software AG......................................     5,678      36,616
    Rohwedder AG.........................................    44,910          --
   *SAF-Holland SA.......................................   565,795   6,544,986
   #Salzgitter AG........................................   428,403  15,947,600

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
  #*Singulus Technologies AG............................ 1,190,542 $  2,101,751
    Sixt AG.............................................   277,419    6,880,691
    SKW Stahl-Metallurgie Holding AG....................    55,079      863,128
  #*Sky Deutschland AG..................................   281,516    2,203,924
   #SMA Solar Technology AG.............................    12,163      415,078
   #*Solarworld AG...................................... 1,454,456      947,677
   *Stroeer Media AG....................................     3,943       52,374
  #*Suss Microtec AG....................................   335,382    3,212,569
    Syzygy AG...........................................   148,692      913,717
    TAG Immobilien AG...................................   733,863    8,701,437
   #Technotrans.........................................    45,083      518,106
  #*TUI AG.............................................. 3,423,151   43,184,756
    UMS United Medical Systems International AG.........    62,265      826,611
   *Verbio AG...........................................    89,446      104,499
   *Vivacon AG..........................................    70,698       17,820
    VTG AG..............................................    63,922    1,198,611
   #Wacker Chemie AG....................................    33,217    3,240,361
    Wacker Neuson SE....................................   400,630    5,347,643
    Wuerttembergische Lebensversicherung AG.............     9,288      187,017
                                                                   ------------
TOTAL GERMANY...........................................            491,675,573
                                                                   ------------
GREECE -- (0.1%)
   *Alapis Holding Industrial and Commercial SA of
     Pharmaceutical Chemical Products...................   173,961        9,489
  #*Alpha Bank AE....................................... 2,811,286    1,670,595
    Atlantic Supermarkets SA............................   129,593           --
   *Bank of Cyprus P.L.C................................ 3,206,782           --
   *Ellaktor SA.........................................   724,725    2,114,712
   *Elval--Hellenic Aluminium Industry SA...............    22,597       61,476
    Ergas SA............................................   104,948           --
    Etma Rayon SA.......................................    39,176           --
   *GEK Terna Holding Real Estate Construction SA.......   596,933    1,726,779
   *Halcor SA...........................................   101,237      105,393
   *Intracom Holdings SA................................ 1,814,075    1,057,406
   *J&P-Avax SA.........................................    93,770      207,503
   *Marfin Investment Group Holdings SA................. 9,731,805    3,715,018
   *Michaniki SA........................................ 1,051,440      128,817
   *National Bank of Greece SA..........................   206,758      719,968
   *Piraeus Bank SA.....................................   147,276      187,500
   *Proton Bank SA......................................   755,752           --
   *Sanyo Hellas Holding SA.............................   458,186           --
   *Sidenor Steel Products Manufacturing Co. SA.........    69,599      153,035
   *T Bank SA........................................... 1,210,617           --
   *Technical Olympic SA................................   227,453      427,196
    Themeliodomi S.A....................................   140,360           --
    Thrace Plastics Co. SA..............................     3,300        6,150
   *TT Hellenic Postbank SA.............................    70,453           --
   *Viohalco Hellenic Copper and Aluminum Industry SA...   154,343      903,722
                                                                   ------------
TOTAL GREECE............................................             13,194,759
                                                                   ------------
HONG KONG -- (2.2%)
    Alco Holdings, Ltd..................................    88,000       17,811
    Allan International Holdings........................    10,000        3,115

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)...............................
    Allied Group, Ltd..................................   2,157,000 $ 7,217,567
   #Allied Properties HK, Ltd..........................  40,152,372   5,700,683
   *Apac Resources, Ltd................................  14,000,000     243,567
    APT Satellite Holdings, Ltd........................     977,750     851,808
   #Asia Financial Holdings, Ltd.......................   4,238,106   1,829,128
   *Asia Standard Hotel................................   2,275,800     234,587
    Asia Standard International Group..................   4,381,756     970,178
    Associated International Hotels, Ltd...............   1,683,000   4,797,976
   *Bel Global Resources Holdings, Ltd.................  16,756,000          --
    Century City International Holdings, Ltd...........  31,035,300   2,359,769
    Century Sunshine Group Holdings, Ltd...............   2,321,833     269,338
    Champion Technology Holdings, Ltd.................. 120,023,689   1,686,578
    Chen Hsong Holdings................................   2,048,000     606,989
    Cheuk Nang Holdings, Ltd...........................   4,166,545   3,317,621
   *Cheung Wo International Holdings, Ltd..............     168,000      15,163
    Chevalier International Holdings, Ltd..............   2,485,903   4,484,482
   *China Billion Resources, Ltd.......................  64,707,136          --
   *China Energy Development Holdings, Ltd.............  22,800,000     408,681
    China Motor Bus Co., Ltd...........................      38,600     324,277
   *China Renji Medical Group, Ltd..................... 166,994,000   1,032,376
    China Star Entertainment, Ltd......................     400,000       8,462
    Chinney Investment, Ltd............................   1,924,000     316,442
    Chuang's China Investments, Ltd....................  20,098,000   1,217,070
   *Chuang's Consortium International, Ltd.............  24,501,773   2,905,878
    Chun Wo Development Holdings, Ltd..................   6,817,143     465,507
   *Cosmos Machinery Enterprises, Ltd..................     507,400      34,637
    CSI Properties, Ltd................................ 100,405,476   4,073,622
   *CST Mining Group, Ltd..............................  24,752,000     249,598
    Dah Sing Banking Group, Ltd........................      22,400      26,004
    Dah Sing Financial Holdings, Ltd...................     726,850   3,011,125
   #Dan Form Holdings Co., Ltd.........................  19,223,896   2,325,889
   #Dickson Concepts International, Ltd................     330,000     183,739
   *DVN Holdings, Ltd..................................   4,838,609     255,705
    EcoGreen Fine Chemicals Group, Ltd.................     856,000     162,134
    Emperor International Holdings.....................  31,562,333   8,864,280
   *EPI Holdings, Ltd..................................  72,006,388   2,188,816
   *eSun Holdings, Ltd.................................  18,512,400   2,738,107
    Ezcom Holdings, Ltd................................      67,280          --
   #Far East Consortium International, Ltd.............  11,810,213   3,978,263
   *Fountain SET Holdings, Ltd.........................  16,490,000   2,506,915
    Get Nice Holdings, Ltd.............................  82,594,000   3,405,102
    Gold Peak Industries Holding, Ltd..................   7,170,907     802,993
    Golden Resources Development International, Ltd....  11,811,000     631,670
   *Grande Holdings, Ltd. (The)........................   3,082,000     162,930
    Great Eagle Holdings, Ltd..........................   3,044,159  11,537,495
    Guangnan Holdings, Ltd.............................     896,000     105,098
   #Hang Fung Gold Technology, Ltd.....................  10,027,108          --
   *Hao Tian Resources Group, Ltd......................   5,116,000     224,372
    Harbour Centre Development, Ltd....................   2,295,000   4,164,757
    High Fashion International.........................     996,000     395,534
   #HKR International, Ltd.............................  16,980,798   8,445,880
    Hon Kwok Land Investment Co., Ltd..................   7,798,935   3,313,988
    Hong Fok Land, Ltd.................................   4,248,000          --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)...............................
    Hong Kong Ferry Holdings Co., Ltd..................   1,791,000 $ 1,769,171
    Hong Kong Television Network, Ltd..................     802,000     254,423
    Hongkong & Shanghai Hotels (The)...................     491,431     740,160
   *Hongkong Chinese, Ltd..............................  24,037,100   4,971,820
    Hopewell Holdings, Ltd.............................     191,000     605,221
    Hsin Chong Construction Group, Ltd.................   2,324,000     323,286
   *Huafeng Group Holdings, Ltd........................  19,064,000     510,782
    Hung Hing Printing Group, Ltd......................   1,053,275     161,513
    IPE Group, Ltd.....................................   1,080,000      68,856
   *IRC, Ltd...........................................   8,172,000     852,519
    ITC Corp., Ltd.....................................     756,655      57,647
    ITC Properties Group, Ltd..........................     915,000     370,741
    Jinchang Pharmaceutical Holdings, Ltd..............     507,600          --
   *Jinhui Holdings, Ltd...............................   1,108,000     204,141
   #K Wah International Holdings, Ltd..................   7,885,022   3,595,740
    Kantone Holdings, Ltd..............................  28,523,975     312,011
    Keck Seng Investments..............................   2,936,000   1,531,640
    Kin Yat Holdings, Ltd..............................     154,000      19,445
   *King Stone Energy Group, Ltd.......................   4,855,000     234,750
    Kingston Financial Group, Ltd......................   7,079,424     583,871
   #Kowloon Development Co., Ltd.......................   9,075,277  10,930,210
   *Kwoon Chung Bus Hldgs..............................     474,000     114,713
   *Lai Sun Development................................ 335,700,666   9,812,479
   *Lai Sun Garment International, Ltd.................  35,306,000   6,823,819
    Lam Soon Hong Kong, Ltd............................     139,250      83,465
    Lerado Group Holdings Co...........................     130,000      11,982
    Lippo China Resources, Ltd.........................  16,252,000     468,545
   *Lippo, Ltd.........................................   4,694,500   2,321,417
    Liu Chong Hing Investment..........................   2,788,000   4,099,034
    Luen Thai Holdings, Ltd............................     581,000     233,563
    Luks Group Vietnam Holdings Co., Ltd...............   1,002,642     233,971
    Magnificent Estates................................  39,120,600   1,815,615
    Ming Fai International Holdings, Ltd...............     338,000      37,024
   *Ming Fung Jewellery Group, Ltd.....................   1,980,000      61,216
    Miramar Hotel & Investment.........................   1,714,000   2,198,920
   *Mongolia Energy Corp., Ltd.........................   1,043,000      31,409
    Nanyang Holdings...................................     101,350     395,487
    National Electronic Hldgs..........................   5,126,408     667,478
  #*Neo-Neon Holdings, Ltd.............................   8,239,500   1,432,013
   *Neptune Group, Ltd.................................   9,010,000     200,564
    New Century Group Hong Kong, Ltd...................     648,000      12,697
   *New Smart Energy Group, Ltd........................  45,952,500     675,565
   *New Times Energy Corp., Ltd........................   6,684,300     568,428
   *Norstar Founders Group, Ltd........................     456,000          --
   *North Asia Resources Holdings, Ltd.................   7,666,400     257,171
   *Orange Sky Golden Harvest Entertainment Holdings,
     Ltd...............................................     165,000       7,549
    Orient Power Holdings, Ltd.........................   2,182,573          --
    Oriental Watch Holdings............................     644,000     197,474
    Pacific Andes International Holdings, Ltd..........  50,001,927   2,029,386
    Paliburg Holdings, Ltd.............................  11,753,041   3,939,454
    Playmates Holdings, Ltd............................   2,901,700   2,987,256
    Pokfulam Development Co............................     268,000     435,047
    Polytec Asset Holdings, Ltd........................  40,879,190   4,846,843

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
HONG KONG -- (Continued)..............................
    Public Financial Holdings, Ltd....................     802,444 $    371,298
    PYI Corp., Ltd.................................... 102,188,086    2,475,923
    Regal Hotels International Holdings, Ltd..........   7,726,623    3,855,401
    Rivera Holdings, Ltd..............................   4,405,468      161,784
   *San Miguel Brewery Hong Kong, Ltd.................     238,400       38,736
    Sanyuan Group, Ltd................................     258,750           --
    SEA Holdings, Ltd.................................   2,019,000    1,181,948
    Shenzhen High-Tech Holdings, Ltd..................   1,716,000      240,766
   *Shun Ho Resources Holdings, Ltd...................     212,000       39,068
    Shun Tak Holdings, Ltd............................  43,390,546   18,616,780
    Sing Tao News Corp., Ltd..........................     334,000       46,468
    SOCAM Development, Ltd............................   3,886,120    4,457,389
    Soundwill Holdings, Ltd...........................     806,000    1,580,922
   *South China China, Ltd............................  10,649,216      983,843
   *South China Holdings, Ltd.........................     435,800       22,577
   *South China Land, Ltd.............................  16,551,066      317,353
    Sun Hung Kai & Co., Ltd...........................     388,688      212,862
   *Sunway International Holdings, Ltd................     238,000        5,996
   *Superb Summit International Group, Ltd............  69,640,000    3,231,091
   *Sustainable Forest Holdings, Ltd..................  78,954,750      376,256
   *Symphony Holdings, Ltd............................   3,182,249      158,092
    TAI Cheung Holdings...............................   4,638,000    3,642,955
    TAI Sang Land Developement, Ltd...................     368,741      166,468
   *Talent Property Group, Ltd........................   1,665,000       30,488
   #Tan Chong International, Ltd......................   3,984,000    1,161,179
   *Taung Gold International, Ltd.....................   3,750,000       76,880
    Tern Properties...................................     168,000       92,919
    Tian Teck Land....................................     786,000      861,493
    Tysan Holdings, Ltd...............................     714,000      213,438
   *U-RIGHT International Holdings, Ltd...............  39,602,000           --
   *Up Energy Development Group, Ltd..................   1,104,000       68,296
    Upbest Group, Ltd.................................   2,534,000      309,159
    Vedan International Holdings, Ltd.................   4,352,000      277,976
    Victory City International Holdings, Ltd..........  23,032,301    3,590,106
    Wang On Group, Ltd................................  81,177,064    1,339,805
   *Warderly International Holdings, Ltd..............   1,705,000      105,524
    Win Hanverky Holdings, Ltd........................      84,000        8,550
    Wing On Co. International, Ltd....................   2,756,500    8,348,584
    Wing Tai Properties, Ltd..........................   1,570,749      965,388
    Wong's International Hldgs........................      41,000       12,771
    Yau Lee Holdings, Ltd.............................   1,409,750      268,812
    YT Realty Group, Ltd..............................      94,000       29,553
   *Yugang International, Ltd.........................  18,896,000      111,827
   *Zhuhai Holdings Investment Group, Ltd.............  14,318,000    2,890,371
                                                                   ------------
TOTAL HONG KONG.......................................              243,118,332
                                                                   ------------
IRELAND -- (0.6%)
    Aer Lingus Group P.L.C............................   1,504,991    3,327,870
    Anglo Irish Bank Corp. P.L.C......................     708,018           --
    Dragon Oil P.L.C..................................      46,431      436,265
    FBD Holdings P.L.C................................      45,552      973,216
    Grafton Group P.L.C. (B00MZ44)....................       9,439       76,557
    Grafton Group P.L.C. (B00NKF3)....................   1,740,042   14,197,981

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
IRELAND -- (Continued)
    IFG Group P.L.C.....................................      7,990 $    13,869
    Kingspan Group P.L.C................................     13,107     183,987
    McInerney Holdings P.L.C............................    360,646          --
    Qualceram Shires PLC................................     30,338          --
    Smurfit Kappa Group P.L.C...........................  2,066,589  41,794,290
                                                                    -----------
TOTAL IRELAND...........................................             61,004,035
                                                                    -----------
ISRAEL -- (0.8%)
   *Africa Israel Investments, Ltd......................  2,368,784   4,563,467
   *AL-ROV Israel, Ltd..................................     98,135   2,812,032
  #*Alon Holdings Blue Square Israel, Ltd...............    131,977     515,786
   *Alvarion, Ltd.......................................          1          --
   *AudioCodes, Ltd.....................................     17,065      84,680
   *Biocell, Ltd........................................     32,380     238,559
  #*Clal Biotechnology Industries, Ltd..................     31,097      59,073
    Clal Industries, Ltd................................    104,921     440,951
    Clal Insurance Enterprises Holdings, Ltd............    324,304   6,074,231
    Delta-Galil Industries, Ltd.........................     65,620   1,129,945
    Direct Insurance Financial Investments, Ltd.........     76,454     306,051
   *El Al Israel Airlines...............................  1,640,647     233,066
    Elron Electronic Industries, Ltd....................    227,875   1,356,947
   *Equital, Ltd........................................      3,538      47,720
   #First International Bank Of Israel, Ltd.............    569,287   8,988,971
    Formula Systems 1985, Ltd...........................    140,526   3,276,534
   *Gilat Satellite Networks, Ltd.......................    485,775   2,511,228
   *Hadera Paper, Ltd...................................      6,982     451,588
   #Harel Insurance Investments & Financial Services,
     Ltd................................................    211,759  11,760,917
   *Israel Discount Bank, Ltd. Class A.................. 12,124,424  20,633,980
    Israel Land Development Co., Ltd. (The).............     39,194     129,067
   *Jerusalem Oil Exploration...........................    201,350   6,461,193
   *Kardan Vehicle, Ltd.................................      1,545      12,134
   *Kardan Yazamut......................................      4,694         360
   *Menorah Mivtachim Holdings, Ltd.....................    187,986   2,139,245
  #*Mizrahi Tefahot Bank, Ltd...........................    199,745   2,130,031
    Neto ME Holdings, Ltd...............................      1,339      59,618
   *Oil Refineries, Ltd.................................  1,918,068     823,008
   *Ormat Industries....................................    436,910   2,622,184
    Phoenix Holdings, Ltd. (The)........................    510,858   1,885,039
  #*Tower Semiconductor, Ltd............................     31,287     138,378
  #*Union Bank of Israel................................    599,420   2,581,849
                                                                    -----------
TOTAL ISRAEL............................................             84,467,832
                                                                    -----------
ITALY -- (2.4%)
  #*Banca Carige SpA....................................    435,221     243,882
    Banca Finnat Euramerica SpA.........................     94,434      32,682
  #*Banca Monte dei Paschi di Siena SpA................. 16,864,953   4,622,032
   *Banca Piccolo Credito Valtellinese Scarl............  4,652,481   5,661,339
  #*Banca Popolare dell'Emilia Romagna S.c.r.l..........  1,323,506   7,926,933
  #*Banca Popolare dell'Etruria e del Lazio.............    344,368     287,827
  #*Banca Popolare di Milano Scarl...................... 77,876,899  38,234,360
    Banco di Desio e della Brianza SpA..................     16,345      41,071
   *Banco Popolare...................................... 40,563,396  51,775,448

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)...................................
   *Brioschi Sviluppo Immobiliare SpA..................    321,080 $     34,863
    Buzzi Unicem SpA...................................    453,556    6,701,344
   *Caltagirone Editore SpA............................    713,490      765,439
    Caltagirone SpA....................................    427,560      744,954
    Cementir Holding SpA...............................  2,010,356    6,639,619
   *CIR-Compagnie Industriali Riunite SpA..............  4,714,969    6,181,267
    Credito Emiliano SpA...............................     19,634      107,950
    De'Longhi SpA......................................    902,647   14,418,280
   *DeA Capital SpA....................................    339,524      574,259
   *Delclima...........................................    846,828      822,683
  #*Eurotech SpA.......................................    303,291      482,514
   *Falck Renewables SpA...............................    245,113      281,558
  #*Finmeccanica SpA...................................  1,462,558    7,651,659
  #*Fondiaria-Sai SpA..................................  7,002,324   14,504,269
   *Gefran SpA.........................................     33,949      107,995
   *Gemina SpA.........................................  9,055,174   18,882,158
    Hera SpA...........................................    220,541      445,037
   *IMMSI SpA..........................................  2,265,373    1,313,656
   *Intek Group SpA....................................  5,359,454    1,923,232
    Irce SpA...........................................     92,408      176,551
   #Italcementi SpA....................................  1,819,279   13,512,946
   *Italmobiliare SpA..................................    167,161    3,993,932
   *Milano Assicurazioni SpA........................... 19,395,939   13,093,101
    Pagnossin SpA......................................     79,000           --
   #Pirelli & C. SpA...................................    270,572    3,553,141
  #*Prelios SpA........................................    793,714      639,242
  #*Premafin Finanziaria SpA...........................  5,629,637    1,256,861
   *Reno de Medici SpA.................................  1,787,064      259,072
   *Safilo Group SpA...................................    369,452    7,603,764
    Snia SpA...........................................    271,793           --
    SOL SpA............................................     87,431      623,610
   *Uni Land SpA.......................................     37,715           --
    Unione di Banche Italiane SCPA.....................  1,652,022    7,042,125
    Unipol Gruppo Finanziario SpA......................  5,874,555   22,587,904
    Vianini Industria SpA..............................     98,614      133,389
    Vianini Lavori SpA.................................    344,977    1,561,178
                                                                   ------------
   TOTAL ITALY.........................................             267,445,126
                                                                   ------------
    JAPAN -- (21.6%)...................................
    A&D Co., Ltd.......................................     73,800      491,932
    Achilles Corp......................................  1,915,000    2,421,204
    ADEKA Corp.........................................    718,800    7,249,379
    Agro-Kanesho Co., Ltd..............................     36,000      229,839
    Ahresty Corp.......................................    480,000    3,270,956
   #Aichi Bank, Ltd. (The).............................    210,700    9,580,375
    Aichi Corp.........................................     35,600      187,203
    Aichi Steel Corp...................................  1,207,000    5,764,842
    Aida Engineering, Ltd..............................    396,107    3,119,890
   *Aigan Co., Ltd.....................................    371,500    1,061,394
    Airport Facilities Co., Ltd........................    544,000    3,210,352
    Aisan Industry Co., Ltd............................    177,630    1,783,282
   #Aizawa Securities Co., Ltd.........................     27,474      183,208
    Akita Bank, Ltd. (The).............................  4,515,000   12,146,841

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   #Alpen Co., Ltd.......................................   295,900 $ 5,711,100
    Alpha Corp...........................................    32,600     333,328
    Alpha Systems, Inc...................................    45,960     526,386
    Alpine Electronics, Inc..............................   376,400   3,694,524
    Alps Logistics Co., Ltd..............................    37,600     399,219
    AOC Holdings, Inc....................................   987,100   3,208,858
    AOI Electronic Co., Ltd..............................    46,200     673,627
    AOKI Holdings, Inc...................................   144,761   4,608,433
    Aomori Bank, Ltd. (The)..............................   607,000   1,584,776
    Aoyama Trading Co., Ltd.............................. 1,396,199  34,834,375
    Arakawa Chemical Industries, Ltd.....................   357,400   3,003,755
    Arata Corp...........................................    27,000      97,291
   #Araya Industrial Co., Ltd............................ 1,078,000   1,481,900
    Arisawa Manufacturing Co., Ltd.......................   824,882   3,461,295
    Asahi Broadcasting Corp..............................    42,600     324,593
   #Asahi Kogyosha Co., Ltd..............................   506,000   1,756,484
    Asahi Organic Chemicals Industry Co., Ltd............ 1,653,000   3,723,002
  #*Asanuma Corp.........................................   881,000     628,257
  #*Ashimori Industry Co., Ltd........................... 1,031,000   1,409,739
    Asia Air Survey Co., Ltd.............................    55,000     168,584
    ASKA Pharmaceutical Co., Ltd.........................   511,000   3,467,918
   #Asunaro Aoki Construction Co., Ltd...................   725,000   4,236,817
   #Atsugi Co., Ltd...................................... 5,237,000   5,660,232
    Awa Bank, Ltd. (The).................................   142,000     742,675
    Bando Chemical Industries, Ltd.......................    89,000     316,547
    Bank of Iwate, Ltd. (The)............................   339,400  14,935,320
    Bank of Kochi, Ltd. (The)............................   166,000     199,673
    Bank of Nagoya, Ltd. (The)........................... 3,657,706  12,709,443
    Bank of Okinawa, Ltd. (The)..........................   136,750   5,598,635
    Bank of Saga, Ltd. (The)............................. 2,982,000   6,021,886
   #Bank of the Ryukyus, Ltd.............................   911,400  11,739,203
    Belluna Co., Ltd.....................................   594,112   6,001,981
   *Best Denki Co., Ltd.................................. 1,754,000   2,894,093
    Bunka Shutter Co., Ltd...............................   243,016   1,382,963
    Cawachi, Ltd.........................................   355,600   7,121,752
    Central Glass Co., Ltd............................... 3,487,000  10,978,893
    Central Security Patrols Co., Ltd....................    34,000     314,928
   *Chiba Kogyo Bank, Ltd. (The).........................   189,700   1,391,753
    Chiyoda Integre Co., Ltd.............................    26,800     380,136
    Chofu Seisakusho Co., Ltd............................   251,000   5,221,058
    Chubu Shiryo Co., Ltd................................   346,500   1,863,434
    Chudenko Corp........................................   579,760   7,184,793
    Chuetsu Pulp & Paper Co., Ltd........................ 2,172,000   3,123,054
    Chugoku Marine Paints, Ltd...........................   435,000   2,262,621
    Chukyo Bank, Ltd. (The).............................. 1,802,000   3,252,738
   #Chuo Denki Kogyo Co., Ltd............................   364,400   1,277,935
   #Chuo Gyorui Co., Ltd.................................   626,000   1,392,753
    Chuo Spring Co., Ltd.................................   945,000   3,085,024
    Cleanup Corp.........................................   592,900   4,799,490
    CMK Corp............................................. 1,163,600   3,828,126
    Coca-Cola Central Japan Co., Ltd..................... 1,108,504  14,809,149
    Computer Engineering & Consulting, Ltd...............   239,400   1,460,674
    Corona Corp..........................................   401,400   4,366,622

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   *Cosmo Oil Co., Ltd...................................   103,000 $   191,111
   #Cresco, Ltd..........................................    35,100     260,980
   #Cross Plus, Inc......................................    75,900     672,225
    CTI Engineering Co., Ltd.............................   274,900   2,073,809
    Dai-Dan Co., Ltd.....................................   620,000   3,207,709
    Dai-Ichi Kogyo Seiyaku Co., Ltd......................   727,000   1,704,483
   #Dai-ichi Seiko Co., Ltd..............................   164,500   2,138,819
   #Daido Kogyo Co., Ltd.................................   601,447   1,459,675
  #*Daiei, Inc. (The).................................... 2,724,700   9,000,495
    Daihatsu Diesel Manufacturing Co., Ltd...............   116,000     472,032
   #Daiho Corp........................................... 1,921,000   2,562,507
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................       500      10,554
    Daiki Aluminium Industry Co., Ltd....................   379,000   1,150,921
    Daiki Ataka Engineering Co., Ltd.....................    22,000      80,736
    Daimaruenawin Co., Ltd...............................    10,600      78,793
    Dainichi Co., Ltd....................................   273,500   2,132,327
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................    12,000      50,742
    Daisan Bank, Ltd. (The)..............................   986,000   1,528,313
    Daishi Bank, Ltd. (The).............................. 4,100,932  13,875,103
    Daishinku Corp.......................................   405,000   1,623,602
    Daito Bank, Ltd. (The)............................... 3,704,000   3,247,529
    Daiwa Industries, Ltd................................   296,000   1,828,299
    Daiwabo Holdings Co., Ltd............................   124,000     199,902
    DC Co., Ltd..........................................   458,500   1,364,880
    DCM Holdings Co., Ltd................................ 1,256,700   8,994,537
    Denyo Co., Ltd.......................................   113,700   1,614,416
    DMW Corp.............................................    58,800     943,021
    Doutor Nichires Holdings Co., Ltd....................    42,500     656,600
    Duskin Co., Ltd......................................     5,800     108,061
    Dydo Drinco, Inc.....................................    41,000   1,590,070
    Dynic Corp...........................................   186,000     318,601
   #EDION Corp........................................... 2,446,000  13,962,431
    Ehime Bank, Ltd. (The)............................... 2,398,000   5,770,182
    Eidai Co., Ltd.......................................   302,000   1,232,107
    Eighteenth Bank, Ltd. (The).......................... 3,932,000   8,976,520
    Eizo Corp............................................    72,500   1,625,845
    ESPEC Corp...........................................   508,800   3,892,538
    Excel Co., Ltd.......................................    85,800   1,002,193
    Faith, Inc...........................................     5,016     515,742
    Felissimo Corp.......................................     6,800      80,528
   #Ferrotec Corp........................................   754,100   3,462,509
    FIDEA Holdings Co., Ltd..............................   402,900     844,915
    Fine Sinter Co., Ltd.................................    84,000     281,954
  #*First Baking Co., Ltd................................   128,000     152,717
    Fujicco Co., Ltd.....................................   318,600   3,694,277
    Fujikura Kasei Co., Ltd..............................   197,200     926,876
    Fujikura Rubber, Ltd.................................    43,100     148,618
    Fujikura, Ltd........................................ 9,669,000  35,253,512
    Fujitsu Frontech, Ltd................................   392,600   2,461,246
    FuKoKu Co., Ltd......................................    60,100     496,023
    Fukuda Corp..........................................   513,000   1,623,003
    Fukui Bank, Ltd. (The)............................... 1,059,000   2,353,191
    Fukushima Bank, Ltd. (The)...........................   120,000      91,681

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   #Fukuyama Transporting Co., Ltd....................... 2,124,000 $12,932,875
    Funai Electric Co., Ltd..............................     4,300      42,348
    Furuno Electric Co., Ltd.............................    54,700     382,120
    Furusato Industries, Ltd.............................    76,000     730,725
    Fuso Chemical Co., Ltd...............................     1,600      41,685
    Futaba Corp..........................................   850,800   9,971,330
   #Gakken Holdings Co., Ltd.............................   989,000   2,926,109
    Gecoss Corp..........................................   388,200   2,200,572
    Godo Steel, Ltd...................................... 4,104,000   6,849,106
    Goldcrest Co., Ltd...................................   409,350   9,853,031
    Gourmet Kineya Co., Ltd..............................    58,000     413,147
   #GSI Creos Corp.......................................   475,000     736,482
   #Gun-Ei Chemical Industry Co., Ltd.................... 1,360,000   7,462,979
    Gunze, Ltd........................................... 5,062,000  12,543,532
    H-One Co., Ltd.......................................    21,100     218,193
    Hakuto Co., Ltd......................................   361,100   3,316,674
    Hanwa Co., Ltd....................................... 1,156,000   4,760,602
    Harima Chemicals Group, Inc..........................   399,200   1,920,246
    Haruyama Trading Co., Ltd............................   279,600   1,942,535
    Hazama Ando Corp.....................................   129,740     281,390
    Heiwa Real Estate Co., Ltd...........................   465,200   7,440,787
    Heiwado Co., Ltd.....................................   259,024   4,234,288
    HI-LEX Corp..........................................     5,700     115,115
    Hibiya Engineering, Ltd..............................   711,000   7,615,923
    Higashi-Nippon Bank, Ltd. (The)...................... 2,918,000   6,220,767
    Higo Bank, Ltd. (The)................................ 2,539,000  14,899,403
    Hisaka Works, Ltd....................................   101,000     855,664
    Hitachi Medical Corp.................................   651,000   7,860,249
    Hitachi Metals Techno, Ltd...........................    46,400     406,396
   #Hodogaya Chemical Co., Ltd...........................   619,000   1,160,714
   #Hokkaido Coca-Cola Bottling Co., Ltd.................   466,000   2,217,606
    Hokkan Holdings, Ltd.................................   993,000   3,036,420
    Hokko Chemical Industry Co., Ltd.....................   402,000   1,176,790
    Hokkoku Bank, Ltd. (The)............................. 4,216,159  14,269,152
    Hokuetsu Bank, Ltd. (The)............................ 3,539,000   6,957,520
   #Hokuetsu Kishu Paper Co., Ltd........................ 3,546,774  15,252,685
    Hokuriku Electrical Construction Co., Ltd............   209,000     716,211
    Hosiden Corp......................................... 1,428,300   7,876,555
   #Hurxley Corp.........................................    18,600     142,113
    Hyakugo Bank, Ltd. (The)............................. 3,846,855  15,250,682
    Hyakujushi Bank, Ltd. (The).......................... 2,561,000   7,905,682
    I Metal Technology Co., Ltd..........................   419,000     746,212
    Ichikawa Co., Ltd....................................   205,000     608,331
    Ihara Chemical Industry Co., Ltd.....................   836,000   5,139,585
   *Ikegami Tsushinki Co., Ltd...........................    45,000      42,613
   #Imasen Electric Industrial...........................   167,799   2,471,159
   #Inaba Seisakusho Co., Ltd............................   108,700   1,590,687
    Inabata & Co., Ltd................................... 1,268,200  10,374,890
   #Ines Corp............................................ 1,161,300   7,064,343
    Information Services International-Dentsu, Ltd.......   101,200   1,084,499
    Innotech Corp........................................   373,600   1,737,601
  #*Inui Steamship Co., Ltd..............................   726,700   2,434,037
   *Ishihara Sangyo Kaisha, Ltd.......................... 3,257,000   2,421,648

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)....................................
   #Ishizuka Glass Co., Ltd.............................    656,000 $ 1,617,983
    IT Holdings Corp....................................    625,700   7,276,801
    Itochu Enex Co., Ltd................................    913,400   4,611,687
    Itochu-Shokuhin Co., Ltd............................     16,200     541,503
    Itoham Foods, Inc...................................  1,793,369   7,686,355
    Itoki Corp..........................................    588,447   2,808,409
    Iwai Cosmo Holdings, Inc............................    198,700   2,683,548
    Iwaki & Co., Ltd....................................    814,000   1,561,989
  #*Iwasaki Electric Co., Ltd...........................    859,000   1,697,907
   #Iwatsu Electric Co., Ltd............................  2,258,000   1,977,199
   #Iwatsuka Confectionery Co., Ltd.....................        100       4,332
    Izumiya Co., Ltd....................................  1,753,000   7,890,714
    J-Oil Mills, Inc....................................  1,111,000   3,367,156
    Japan Carlit Co., Ltd...............................     97,400     527,204
    Japan Digital Laboratory Co., Ltd...................    597,100   5,710,091
    Japan Foundation Engineering Co., Ltd...............    523,700   1,587,126
   #Japan Medical Dynamic Marketing, Inc................    447,400   1,112,476
    Japan Oil Transportation Co., Ltd...................    576,000   1,234,138
    Japan Pulp & Paper Co., Ltd.........................  1,512,000   4,736,635
    Japan Transcity Corp................................  1,006,000   3,467,008
   #Jidosha Buhin Kogyo Co., Ltd........................     76,000     409,050
    Jimoto Holdings, Inc................................    120,800     247,501
    JK Holdings Co., Ltd................................      4,100      21,652
    JMS Co., Ltd........................................    779,000   2,556,731
    Juroku Bank, Ltd. (The).............................  2,727,000  10,007,027
   #JVC Kenwood Corp....................................  1,821,300   4,175,845
    Kaga Electronics Co., Ltd...........................    275,900   2,203,677
    Kagoshima Bank, Ltd. (The)..........................  2,976,500  19,448,695
    Kamei Corp..........................................    777,700   5,717,454
    Kanaden Corp........................................    476,000   3,036,165
    Kandenko Co., Ltd...................................  2,420,000  12,167,128
  #*Kanto Denka Kogyo Co., Ltd..........................    115,000     276,232
    Kanto Natural Gas Development, Ltd..................    601,000   5,077,147
    Katakura Chikkarin Co., Ltd.........................    250,000     667,725
    Katakura Industries Co., Ltd........................      3,200      37,673
    Kato Works Co., Ltd.................................  1,559,872   6,627,445
    KAWADA TECHNOLOGIES, Inc............................     39,700   1,157,745
    Kawasaki Kasei Chemicals, Ltd.......................    360,000     437,249
    Kawasaki Kisen Kaisha, Ltd.......................... 13,202,194  26,991,467
    Kawasumi Laboratories, Inc..........................    297,900   1,961,425
   #Keihanshin Building Co., Ltd........................    157,200     868,471
    Keihin Co. Ltd/Minato-Ku Tokyo Japan................      9,000      14,402
    Keiyo Bank, Ltd. (The)..............................    846,000   4,439,081
  #*Kenedix, Inc........................................    142,500     652,338
   *KI Holdings Co., Ltd................................    122,000     245,365
    Kimura Unity Co., Ltd...............................      1,600      15,749
    Kinki Sharyo Co., Ltd...............................    429,000   1,387,494
    Kita-Nippon Bank, Ltd. (The)........................    175,600   4,062,069
    Kitagawa Iron Works Co., Ltd........................    521,000     812,288
    Kitano Construction Corp............................    723,000   1,535,026
    Kitazawa Sangyo Co., Ltd............................    247,000     438,478
    Kito Corp...........................................     15,400     230,686
    Kiyo Holdings, Inc..................................    209,000     289,678

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Koa Corp.............................................   253,589 $ 2,503,320
    Koatsu Gas Kogyo Co., Ltd............................     3,000      16,184
   #Kohnan Shoji Co., Ltd................................   891,200  10,134,217
    Koike Sanso Kogyo Co., Ltd...........................     8,000      18,425
   #Kojima Co., Ltd......................................   709,300   2,170,951
   #Kokuyo Co., Ltd...................................... 1,995,411  14,631,542
   #KOMAIHALTEC, Inc..................................... 1,181,000   2,515,735
    Komatsu Seiren Co., Ltd..............................   780,000   4,083,292
   #Komatsu Wall Industry Co., Ltd.......................   147,900   2,773,067
    Komori Corp.......................................... 1,463,200  18,351,464
   #Konaka Co., Ltd......................................   497,249   4,831,470
    Konishi Co., Ltd.....................................   241,800   4,858,754
    Krosaki Harima Corp..................................   593,000   1,189,981
    KRS Corp.............................................   168,400   1,635,269
    KU Holdings Co., Ltd.................................   183,600   1,545,566
  #*Kumagai Gumi Co., Ltd................................ 1,356,000   1,326,365
   #Kumiai Chemical Industry Co., Ltd....................   375,519   2,236,576
    Kurabo Industries, Ltd............................... 5,924,000   9,603,031
    Kureha Corp..........................................   594,000   1,985,866
   #Kuroda Electric Co., Ltd.............................    66,400     924,846
    Kyodo Printing Co., Ltd.............................. 2,052,000   5,690,612
    Kyoei Sangyo Co., Ltd................................   335,000     645,808
    Kyoei Steel, Ltd.....................................   447,200   7,543,655
  #*Kyokuto Boeki Kaisha, Ltd............................   468,000     938,874
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   858,150   8,879,205
    Kyosan Electric Manufacturing Co., Ltd...............   452,000   1,549,656
    Kyowa Leather Cloth Co., Ltd.........................   375,300   1,090,802
    Kyudenko Corp........................................ 1,133,000   5,087,404
    LEC, Inc.............................................   163,200   1,909,420
   *Lonseal Corp.........................................   306,000     352,348
    Macnica, Inc.........................................   260,500   6,522,892
    Maeda Corp........................................... 3,972,000  20,794,000
    Maeda Road Construction Co., Ltd.....................   900,000  14,757,398
   #Maezawa Industries, Inc..............................   208,300     749,346
    Maezawa Kasei Industries Co., Ltd....................   227,500   2,318,841
    Maezawa Kyuso Industries Co., Ltd....................   153,300   1,955,943
    Makino Milling Machine Co., Ltd......................     2,000      11,641
    Marubun Corp.........................................   449,300   1,922,249
    Marudai Food Co., Ltd................................ 3,083,000   9,784,358
  #*Maruei Department Store Co., Ltd.....................   442,400   1,046,229
   #Maruetsu, Inc. (The).................................   136,000     424,753
    Marufuji Sheet Piling Co., Ltd.......................    80,000     172,300
    Maruwn Corp..........................................    26,400      64,050
    Maruzen Co. Ltd-General Commercial Kitchen
      Appliances & Equipment.............................    20,000     176,630
    Maruzen Showa Unyu Co., Ltd.......................... 1,464,000   5,013,959
    Matsui Construction Co., Ltd.........................   417,700   1,409,524
   #Maxvalu Tokai Co., Ltd...............................    63,800     824,826
  #*Meiko Electronics Co., Ltd...........................   118,500     818,222
    Meisei Industrial Co., Ltd...........................    84,000     341,553
    Meito Transportation Co., Ltd........................       300       1,930
  #*Meiwa Estate Co., Ltd................................   396,600   1,551,129
    Mesco, Inc...........................................    23,000     138,309
    Michinoku Bank, Ltd. (The)........................... 2,781,000   5,300,634

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued).....................................
   *Micronics Japan Co., Ltd.............................     2,900 $    15,043
    Mie Bank, Ltd. (The).................................   969,000   1,995,580
    Mikuni Corp..........................................   164,000     506,471
    Mimasu Semiconductor Industry Co., Ltd...............   307,000   2,665,187
    Minato Bank, Ltd. (The)..............................   879,000   1,488,116
    Mirait Holdings Corp.................................   772,540   7,153,173
    Mitani Corp..........................................    64,200   1,106,428
   #Mito Securities Co., Ltd.............................   596,000   2,897,687
    Mitsuba Corp.........................................   244,000   3,993,067
  #*Mitsubishi Kakoki Kaisha, Ltd........................   173,000     304,802
   *Mitsubishi Paper Mills, Ltd.......................... 3,130,000   2,904,419
   #Mitsubishi Steel Manufacturing Co., Ltd.............. 1,816,000   4,592,351
    Mitsui Engineering & Shipbuilding Co., Ltd........... 8,631,000  15,290,536
    Mitsui High-Tec, Inc.................................   616,100   3,723,180
    Mitsui Home Co., Ltd.................................     5,000      23,979
    Mitsui Knowledge Industry Co., Ltd...................     4,832     722,368
   #Mitsui Matsushima Co., Ltd...........................   310,000     438,933
   *Mitsumi Electric Co., Ltd............................ 2,692,900  19,414,571
    Mitsumura Printing Co., Ltd..........................   111,000     293,427
   #Mitsuuroko Holdings Co., Ltd.........................   798,600   3,894,399
    Miyazaki Bank, Ltd. (The)............................ 3,505,260  10,043,305
    Miyoshi Oil & Fat Co., Ltd........................... 1,144,000   1,656,362
   #Mizuno Corp..........................................   644,395   4,002,304
    Morinaga Milk Industry Co., Ltd......................   911,000   2,639,857
    Morozoff, Ltd........................................   113,000     369,186
    Mory Industries, Inc.................................   670,000   2,316,410
    Mr Max Corp..........................................   635,600   2,146,484
   #Murakami Corp........................................    22,000     331,601
    Musashino Bank, Ltd. (The)...........................   500,500  17,777,396
   #Mutoh Holdings Co., Ltd..............................   174,000     701,244
    Nafco Co., Ltd.......................................    22,700     430,372
    Nagano Bank, Ltd. (The).............................. 1,747,000   3,081,759
    Nagase & Co., Ltd....................................   284,000   3,687,179
    Nakabayashi Co., Ltd.................................   972,000   2,012,246
   *Nakayama Steel Works, Ltd............................ 2,825,000   1,640,217
    Namura Shipbuilding Co., Ltd.........................   186,200   1,506,763
    Nanto Bank, Ltd. (The)...............................   612,000   2,333,704
    NDS Co., Ltd.........................................   871,000   2,443,642
   #NEC Capital Solutions, Ltd...........................   189,500   5,029,898
    Neturen Co., Ltd.....................................   474,700   3,514,433
    Nice Holdings, Inc................................... 1,731,000   3,739,033
    Nichia Steel Works, Ltd..............................   882,200   2,987,691
    Nichiban Co., Ltd....................................   627,000   2,493,914
    Nichicon Corp........................................   198,500   1,985,440
    Nichiden Corp........................................     7,700     174,452
    Nichimo Co., Ltd.....................................   869,000   1,550,283
    Nichireki Co., Ltd...................................   618,000   3,928,488
    Nihon Dempa Kogyo Co., Ltd...........................    31,200     280,202
    Nihon Kagaku Sangyo Co., Ltd.........................    21,000     151,717
    Nihon Tokushu Toryo Co., Ltd.........................    76,800     303,755
    Nihon Yamamura Glass Co., Ltd........................ 2,494,000   4,224,367
   #Nikko Co., Ltd.......................................   586,000   2,103,753
    Nippo Corp........................................... 1,473,000  25,073,043

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Nippon Beet Sugar Manufacturing Co., Ltd............  3,280,000 $ 5,855,234
   #Nippon Carbide Industries Co., Inc..................    210,000     899,365
   *Nippon Chemi-Con Corp...............................  2,677,000  11,852,500
  #*Nippon Chemical Industrial Co., Ltd.................  2,369,000   2,919,941
    Nippon Chutetsukan KK...............................    481,000   1,020,132
   #Nippon Concrete Industries Co., Ltd.................  1,084,000   2,840,218
    Nippon Denko Co., Ltd...............................  2,072,000   6,114,413
    Nippon Densetsu Kogyo Co., Ltd......................    290,000   2,798,360
    Nippon Felt Co., Ltd................................     73,100     314,820
    Nippon Fine Chemical Co., Ltd.......................    216,100   1,333,769
    Nippon Flour Mills Co., Ltd.........................  1,345,000   6,994,280
    Nippon Hume Corp....................................    582,000   3,614,598
  #*Nippon Kinzoku Co., Ltd.............................    594,000     702,255
    Nippon Koei Co., Ltd................................  1,481,000   5,376,816
    Nippon Konpo Unyu Soko Co., Ltd.....................  1,198,000  19,135,046
  #*Nippon Koshuha Steel Co., Ltd.......................    152,000     133,329
    Nippon Light Metal Holdings Co., Ltd................  6,330,000   8,442,334
   #Nippon Paper Industries Co., Ltd....................     74,700   1,087,129
    Nippon Pillar Packing Co., Ltd......................    262,000   1,729,126
    Nippon Piston Ring Co., Ltd.........................    125,000     212,540
    Nippon Rietec Co., Ltd..............................     47,000     325,285
    Nippon Road Co., Ltd. (The).........................  2,090,000  11,269,442
    Nippon Seiki Co., Ltd...............................     57,000     841,333
    Nippon Seisen Co., Ltd..............................    155,000     711,065
  #*Nippon Sheet Glass Co., Ltd......................... 19,217,000  20,142,519
    Nippon Signal Co., Ltd..............................      2,100      15,088
    Nippon Soda Co., Ltd................................  2,000,000  11,425,813
   #Nippon Steel Trading Co., Ltd.......................     69,000     198,330
    Nippon Systemware Co., Ltd..........................    198,500     819,216
    Nippon Thompson Co., Ltd............................    872,000   4,167,146
    Nippon Tungsten Co., Ltd............................    172,000     250,986
  #*Nippon Yakin Kogyo Co., Ltd.........................  4,763,500   5,866,125
    Nishikawa Rubber Co., Ltd...........................      2,900      55,477
   #Nishimatsu Construction Co., Ltd....................  8,367,073  19,590,393
    Nissei Corp.........................................      1,300      11,662
    Nissei Plastic Industrial Co., Ltd..................    121,700     908,502
    Nissen Holdings Co., Ltd............................     39,900     129,035
   #Nisshin Fudosan Co..................................    517,100   3,373,676
    Nisshin Oillio Group, Ltd. (The)....................  2,131,000   7,611,029
    Nisshin Steel Holdings Co., Ltd.....................    335,000   2,920,998
    Nisshinbo Holdings, Inc.............................  1,228,000   9,451,385
    Nissin Corp.........................................    642,000   1,846,471
    Nissin Sugar Co., Ltd...............................    127,500   2,771,701
    Nissui Pharmaceutical Co., Ltd......................    183,200   2,062,165
    Nittan Valve Co., Ltd...............................    177,800     578,573
    Nittetsu Mining Co., Ltd............................  1,951,000   7,597,081
    Nitto FC Co., Ltd...................................    243,100   1,512,124
    Nitto Fuji Flour Milling Co., Ltd...................    370,000   1,159,985
    Nitto Seiko Co., Ltd................................    145,000     485,025
    Nohmi Bosai, Ltd....................................    179,000   1,483,083
    Noritake Co., Ltd/Nagoya............................  1,085,000   2,810,433
    Noritsu Koki Co., Ltd...............................    518,300   3,494,001
    North Pacific Bank, Ltd.............................  3,186,000  12,306,511

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   *NS United Kaiun Kaisha, Ltd.......................... 2,483,000 $ 4,120,097
   *NTN Corp............................................. 3,600,000  11,784,142
    Obayashi Road Corp...................................   815,000   3,219,430
    Ogaki Kyoritsu Bank, Ltd. (The)...................... 3,406,000   9,963,556
   #Ohara, Inc...........................................   121,500     788,645
    OIE Sangyo Co., Ltd..................................     6,213      50,410
    Oita Bank, Ltd. (The)................................ 3,903,000  11,618,188
    Okabe Co., Ltd.......................................    65,000     698,038
   #OKK Corp............................................. 2,235,000   3,279,001
    Okumura Corp......................................... 3,056,000  11,837,501
    Okura Industrial Co., Ltd............................ 1,149,000   3,855,571
    Okuwa Co., Ltd.......................................   207,000   1,954,946
    Olympic Corp.........................................   372,700   2,582,285
    Onoken Co., Ltd......................................   317,300   2,993,201
    Organo Corp..........................................   184,000     957,177
    Origin Electric Co., Ltd.............................    25,000      82,900
    Osaka Organic Chemical Industry, Ltd.................   140,700     608,377
    Osaka Steel Co., Ltd.................................   594,600  10,384,683
    Osaki Electric Co., Ltd..............................    62,000     333,677
    Otsuka Kagu, Ltd.....................................    75,900     750,570
    OUG Holdings, Inc....................................    21,000      40,933
    Oyo Corp.............................................   429,100   6,301,977
    Pacific Industrial Co., Ltd.......................... 1,170,200   8,825,238
    Pacific Metals Co., Ltd.............................. 1,264,000   5,629,877
   #Paltac Corp..........................................   347,300   4,758,339
    Paris Miki Holdings, Inc.............................    15,300      75,079
    Piolax, Inc..........................................   274,200   7,551,765
  #*Pioneer Corp.........................................    79,400     151,106
  #*Renesas Electronics Corp.............................    52,100     206,873
    Rengo Co., Ltd.......................................   373,000   1,889,818
  #*Renown, Inc.......................................... 1,427,760   1,907,070
    Rheon Automatic Machinery Co., Ltd...................   304,000     746,836
    Rhythm Watch Co., Ltd................................ 3,021,000   4,373,894
    Ricoh Leasing Co., Ltd...............................   215,200   5,919,525
    Right On Co., Ltd....................................   172,000   1,735,866
    Riken Keiki Co., Ltd.................................   158,700   1,164,992
    Riken Technos Corp...................................   940,000   2,951,569
   #Riken Vitamin Co., Ltd...............................    10,500     260,355
    Riso Kagaku Corp.....................................   277,182   6,100,206
    Roland Corp..........................................   145,400   1,297,591
    Round One Corp....................................... 1,830,300  10,882,460
    Ryobi, Ltd........................................... 1,144,000   3,666,530
    Ryoden Trading Co., Ltd..............................   858,000   6,032,654
    Ryosan Co., Ltd......................................   788,400  13,289,516
    Ryoyo Electro Corp...................................   778,100   6,269,126
    Sakai Chemical Industry Co., Ltd..................... 2,337,000   7,385,924
   #Sakai Heavy Industries, Ltd..........................   300,000     812,412
    Sakai Moving Service Co., Ltd........................     3,300      87,931
    Sakata INX Corp......................................    80,000     743,338
    Sala Corp............................................   240,200   1,206,319
    San Holdings, Inc....................................    75,000   1,031,925
    San-Ai Oil Co., Ltd.................................. 1,333,000   5,114,175
    San-In Godo Bank, Ltd. (The)......................... 4,273,900  32,276,338

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued).....................................
    Sangetsu Co., Ltd....................................    17,800 $   442,513
    Sanki Engineering Co., Ltd........................... 1,642,000   9,258,285
    Sankyo Seiko Co., Ltd................................   493,400   1,691,648
    Sankyo Tateyama, Inc.................................     8,000     164,479
    Sanoh Industrial Co., Ltd............................   266,800   1,915,709
    Sanritsu Corp........................................    64,000     342,729
    Sanshin Electronics Co., Ltd.........................   831,500   5,076,880
    Sanyo Chemical Industries, Ltd.......................    82,000     522,667
    Sanyo Engineering & Construction, Inc................   195,000     875,960
   #Sanyo Industries, Ltd................................   707,000   1,334,399
    Sanyo Shokai, Ltd....................................   482,628   1,187,109
   #Sanyo Special Steel Co., Ltd......................... 1,229,000   5,844,025
   *Sasebo Heavy Industries Co., Ltd..................... 1,533,000   1,389,382
    Sato Shoji Corp......................................   179,200   1,007,593
    Satori Electric Co., Ltd.............................   306,360   1,608,101
   #Saxa Holdings, Inc................................... 1,286,000   2,136,789
    SBS Holdings, Inc....................................     6,100      63,729
    Scroll Corp..........................................   715,500   1,935,461
    SEC Carbon, Ltd......................................     1,000       3,691
    Seibu Electric Industry Co., Ltd.....................   322,000   1,389,222
    Seiko Epson Corp.....................................   138,700   1,732,559
    Seiko PMC Corp.......................................     1,400       5,661
    Seino Holdings Co., Ltd.............................. 2,611,119  23,418,418
    Sekisui Jushi Corp...................................   522,000   6,899,289
    Sekisui Plastics Co., Ltd............................ 1,286,000   3,213,727
   #Senko Co., Ltd.......................................   898,680   4,690,921
    Senshu Electric Co., Ltd.............................    65,700     773,609
    Senshukai Co., Ltd...................................   315,900   2,680,827
    Shibaura Electronics Co., Ltd........................       900      10,706
   *Shibaura Mechatronics Corp...........................   159,000     380,667
    Shibusawa Warehouse Co., Ltd. (The)..................   139,000     607,354
    Shibuya Kogyo Co., Ltd...............................    73,000     629,654
    Shiga Bank, Ltd. (The)...............................   303,000   1,726,718
   #Shikibo, Ltd......................................... 3,799,000   4,378,508
    Shikoku Bank, Ltd. (The)............................. 1,816,000   4,140,950
    Shima Seiki Manufacturing, Ltd.......................    49,700     990,617
    Shimachu Co., Ltd....................................   926,900  22,790,196
    SHIMANE BANK, Ltd. / THE.............................     8,900     116,087
    Shimizu Bank, Ltd. (The).............................   198,200   5,313,724
    Shin Nippon Air Technologies Co., Ltd................   340,120   2,014,037
    Shin-Etsu Polymer Co., Ltd...........................   668,400   2,134,203
    Shinagawa Refractories Co., Ltd...................... 1,171,000   2,219,563
   #Shinkawa, Ltd........................................   208,700   1,330,295
   #Shinko Electric Industries Co., Ltd..................    30,600     294,109
    Shinko Shoji Co., Ltd................................   515,800   4,167,594
    Shinko Wire Co., Ltd.................................   524,000     796,748
    Shinmaywa Industries, Ltd............................ 2,777,000  22,847,886
   #Shinnihon Corp.......................................   555,700   1,653,808
    Shinsho Corp.........................................   377,000     737,234
    Shiroki Corp.........................................   409,000     866,660
    Shobunsha Publications, Inc..........................   100,000     601,140
    Shoei Foods Corp.....................................   181,700   1,348,629
    Shofu, Inc...........................................     1,100       9,522

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)......................................
    Showa Corp............................................   408,700 $5,487,766
   #Sinanen Co., Ltd......................................   922,000  3,396,192
    Sintokogio, Ltd.......................................   609,862  4,788,172
    SKY Perfect JSAT Holdings, Inc........................     7,298  3,827,188
    SNT Corp..............................................   635,600  2,504,360
    Soda Nikka Co., Ltd...................................   328,000  1,366,329
    Soft99 Corp...........................................    52,300    332,526
    Somar Corp............................................     9,000     18,833
    SPK Corp..............................................     1,418     24,668
   #Subaru Enterprise Co., Ltd............................   247,000    796,531
    Sugimoto & Co., Ltd...................................   114,700  1,017,033
    Sumikin Bussan Corp................................... 1,235,000  3,728,473
    Suminoe Textile Co., Ltd.............................. 1,411,000  3,493,022
    Sumitomo Densetsu Co., Ltd............................   209,600  2,850,492
  #*Sumitomo Pipe & Tube Co., Ltd.........................   617,300  6,738,223
    Sumitomo Precision Products Co., Ltd..................   248,000  1,048,741
    Sumitomo Seika Chemicals Co., Ltd.....................    71,000    270,037
    Sumitomo Warehouse Co., Ltd. (The)....................    32,000    182,822
    Suncall Corp..........................................     9,000     52,123
    Suzuden Corp..........................................     2,100     10,780
  #*SWCC Showa Holdings Co., Ltd.......................... 6,821,000  5,354,016
    T RAD Co., Ltd........................................   426,000  1,523,078
    T&K Toka Co., Ltd.....................................     5,700    121,222
    Tachi-S Co., Ltd......................................    13,800    198,041
    Tachibana Eletech Co., Ltd............................   270,600  2,753,813
    Tachikawa Corp........................................   188,400    909,824
    Taihei Dengyo Kaisha, Ltd.............................   881,000  6,256,161
    Taihei Kogyo Co., Ltd.................................   820,000  2,874,545
   #Taiheiyo Kouhatsu, Inc................................ 2,060,000  2,033,741
    Taiho Kogyo Co., Ltd..................................   445,100  6,140,224
    Taiko Bank, Ltd. (The)................................   249,000    537,879
    Takachiho Koheki Co., Ltd.............................       400      3,654
    Takagi Securities Co., Ltd............................   349,000  1,422,180
    Takamatsu Construction Group Co., Ltd.................    37,900    580,104
    Takano Co., Ltd.......................................   290,900  1,371,669
    Takaoka Toko Holdings Co., Ltd........................    37,244    677,848
    Takara Standard Co., Ltd..............................   897,105  6,570,847
   #Takasago Thermal Engineering Co., Ltd.................   465,800  4,014,730
    Take And Give Needs Co., Ltd..........................    16,029  3,714,287
    Takigami Steel Construction Co., Ltd. (The)...........   194,000    781,736
   #Takihyo Co., Ltd......................................    17,000     73,566
    Takiron Co., Ltd...................................... 1,115,000  4,784,859
    Tamura Corp........................................... 1,285,948  3,251,869
   #Tayca Corp............................................   819,000  2,238,153
    Tbk Co., Ltd..........................................   564,000  2,549,793
    TECHNO ASSOCIE Co., Ltd...............................   171,900  1,932,702
   #Techno Ryowa, Ltd.....................................   229,770  1,044,173
    Teikoku Tsushin Kogyo Co., Ltd........................   807,000  1,334,077
  #*Tekken Corp........................................... 3,732,000  4,260,248
   *Ten Allied Co., Ltd...................................   132,600    414,160
    Tenma Corp............................................   573,900  7,375,467
    Teraoka Seisakusho Co., Ltd...........................   169,100    687,033
    Tigers Polymer Corp...................................   311,600  1,284,139

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
   *Toa Corp............................................  5,816,000 $ 7,824,703
    Toa Oil Co., Ltd....................................    864,000     899,273
    TOA ROAD Corp.......................................    828,000   3,501,151
    Toabo Corp..........................................  1,140,000     778,796
    Tochigi Bank, Ltd. (The)............................  2,852,000  10,752,552
    Toda Corp...........................................  5,130,000  14,586,616
   #Toda Kogyo Corp.....................................    105,000     274,989
    Toenec Corp.........................................  1,094,000   5,803,866
    Toho Bank, Ltd. (The)...............................  4,331,000  12,756,247
    Toho Zinc Co., Ltd..................................    148,000     429,411
    Tohoku Bank, Ltd. (The).............................  1,537,000   2,209,958
    Tohokushinsha Film Corp.............................      6,400      59,827
   #Tohto Suisan Co., Ltd...............................    734,000   1,055,159
   #Tokai Carbon Co., Ltd...............................  2,125,000   6,106,266
    Tokai Lease Co., Ltd................................    672,000   1,220,843
    Tokai Rubber Industries, Ltd........................    112,000     967,893
    Tokushu Tokai Paper Co., Ltd........................  1,607,220   3,246,081
   #Tokuyama Corp....................................... 10,164,000  36,291,538
    Tokyo Electron Device, Ltd..........................         72     108,829
    Tokyo Energy & Systems, Inc.........................    638,000   3,147,871
   #Tokyo Keiki, Inc....................................    370,000     774,181
    Tokyo Ohka Kogyo Co., Ltd...........................    253,900   5,447,738
  #*Tokyo Rope Manufacturing Co., Ltd...................  1,316,000   1,796,580
    Tokyo Sangyo Co., Ltd...............................    529,000   1,699,747
    Tokyo Soir Co., Ltd.................................    102,000     261,469
   #Tokyo Steel Manufacturing Co., Ltd..................  3,509,500  17,639,631
    Tokyo Tekko Co., Ltd................................  1,157,000   4,347,565
   #Tokyo Tomin Bank, Ltd. (The)........................    660,300   6,808,850
   *Tokyu Construction Co., Ltd.........................     20,250      48,285
   #Tokyu Recreation Co., Ltd...........................    256,328   1,402,142
    Toli Corp...........................................  1,034,000   1,971,007
    Tomato Bank, Ltd....................................  1,324,000   2,362,211
    Tomen Devices Corp..................................        500       8,551
    Tomen Electronics Corp..............................    268,000   3,060,067
   #Tomoe Corp..........................................    895,900   3,066,450
    Tomoku Co., Ltd.....................................  1,391,000   4,094,917
    TOMONY Holdings, Inc................................  3,231,500  11,520,167
    Tonami Holdings Co., Ltd............................  1,540,000   3,312,586
    Toppan Forms Co., Ltd...............................    700,700   6,042,926
    Topre Corp..........................................    290,500   2,978,264
    Topy Industries, Ltd................................  3,586,000   7,416,458
    Torii Pharmaceutical Co., Ltd.......................    306,600   7,810,669
    Torishima Pump Manufacturing Co., Ltd...............     19,100     168,752
   #Tosei Corp..........................................     80,700     544,820
   #Tosho Printing Co., Ltd.............................  1,091,000   2,726,423
    Totetsu Kogyo Co., Ltd..............................    138,930   2,541,285
    Tottori Bank, Ltd. (The)............................  1,075,000   1,982,608
    Towa Bank, Ltd. (The)...............................  2,418,000   2,244,307
    Toyo Ink SC Holdings Co., Ltd.......................  1,028,000   5,184,655
    Toyo Kohan Co., Ltd.................................  2,110,000   7,758,737
   #Toyo Securities Co., Ltd............................    587,000   1,917,192
   #Toyo Tanso Co., Ltd.................................     11,800     192,485
   #Toyo Wharf & Warehouse Co., Ltd.....................    901,000   1,654,634

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Trusco Nakayama Corp.................................   174,339 $ 3,531,190
    TSI Holdings Co., Ltd................................ 2,359,820  16,953,459
    Tsubakimoto Kogyo Co., Ltd...........................    42,000     111,005
  #*Tsudakoma Corp....................................... 1,174,000   1,864,225
    Tsukishima Kikai Co., Ltd............................   371,000   3,961,478
    Tsukuba Bank, Ltd. (The)............................. 1,069,067   3,551,138
    Tsurumi Manufacturing Co., Ltd.......................   312,000   2,969,050
    Tsutsumi Jewelry Co., Ltd............................   264,300   6,091,722
    TTK Co., Ltd.........................................   136,000     624,721
    TV Asahi Corp........................................    90,900   1,993,313
    Tv Tokyo Holdings Corp...............................   110,100   1,922,244
    TYK Corp.............................................   690,000   1,182,108
   #U-Shin, Ltd..........................................   655,400   4,223,798
   *Ube Material Industries, Ltd.........................   108,000     287,235
    Uchida Yoko Co., Ltd................................. 1,336,000   3,433,418
    Ueki Corp............................................   146,000     256,021
    UKC Holdings Corp....................................    97,500   1,610,337
   *Ulvac, Inc...........................................   572,900   4,465,376
  #*Uniden Corp.......................................... 1,639,000   3,622,815
    UNY Group Holdings Co., Ltd..........................   526,600   3,381,248
    Village Vanguard Co., Ltd............................       202     271,518
    Vital KSK Holdings, Inc..............................   223,815   1,613,113
    Wakita & Co., Ltd....................................   238,000   2,565,446
    Warabeya Nichiyo Co., Ltd............................   174,100   2,698,384
    Watabe Wedding Corp..................................    53,100     392,960
    Wood One Co., Ltd....................................   602,000   1,846,734
    Y A C Co., Ltd.......................................    80,500     434,744
    Yachiyo Bank, Ltd. (The).............................   157,775   4,496,170
    Yachiyo Industry Co., Ltd............................    14,900     109,253
    Yahagi Construction Co., Ltd.........................    39,900     169,541
    Yaizu Suisankagaku Industry Co., Ltd.................    19,300     163,125
    YAMABIKO Corp........................................   153,374   4,145,152
    Yamagata Bank, Ltd. (The)............................ 1,936,000   8,286,416
   *Yamaichi Electronics Co., Ltd........................   192,400     315,563
    Yamanashi Chuo Bank, Ltd. (The)...................... 3,136,000  12,534,324
   #Yamatane Corp........................................    12,000      21,161
    Yamato Corp..........................................   336,000   1,179,058
    Yamato International, Inc............................    13,800      64,215
    Yamaura Corp.........................................    93,500     267,692
    Yamazawa Co., Ltd....................................     2,200      35,693
    Yashima Denki Co., Ltd...............................     8,100      35,878
    Yasuda Warehouse Co., Ltd. (The).....................   188,400   1,701,066
    Yellow Hat, Ltd......................................   214,600   4,069,084
    Yodogawa Steel Works, Ltd............................ 3,721,000  15,515,263
    Yokogawa Bridge Holdings Corp........................   712,000   8,587,772
   #Yokohama Reito Co., Ltd.............................. 1,150,400   8,998,435
    Yokowo Co., Ltd......................................    30,400     142,873
    Yondenko Corp........................................   443,650   1,621,478
    Yonekyu Corp.........................................     2,000      15,561
    Yonex Co., Ltd.......................................   149,000     806,511
    Yorozu Corp..........................................    13,300     230,200
    Yuasa Funashoku Co., Ltd.............................   532,000   1,237,725
    Yuken Kogyo Co., Ltd.................................    26,000      58,279

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)..................................
    Yurtec Corp....................................... 1,162,000 $    3,555,702
    Yusen Logistics Co., Ltd..........................    95,400        860,470
    Yushiro Chemical Industry Co., Ltd................     9,600         91,888
    Zojirushi Corp....................................    68,000        250,343
   #Zuken, Inc........................................    37,800        329,818
                                                                 --------------
TOTAL JAPAN...........................................            2,366,115,759
                                                                 --------------
NETHERLANDS -- (1.7%)
   *AMG Advanced Metallurgical Group NV...............    24,004        202,111
   #APERAM............................................ 1,381,399     17,048,695
    ASM International NV..............................    39,331      1,238,434
  #*Ballast Nedam.....................................     9,138        126,472
    Batenburg Techniek................................       232          3,381
    BE Semiconductor Industries NV....................   815,793      8,836,331
   #BinckBank NV......................................   231,891      2,054,837
   *Crown Van Gelder..................................    38,330        192,163
    CSM...............................................   920,833     21,125,331
   #Delta Lloyd NV.................................... 2,392,235     51,697,665
   *Grontmij..........................................   142,640        646,372
   #Heijmans NV.......................................   463,638      4,932,534
    Hunter Douglas NV.................................       248         10,218
  #*Kardan NV.........................................   185,794        118,695
    KAS Bank NV.......................................   283,743      3,455,747
    Kendrion NV.......................................     2,267         62,709
   #Koninklijke BAM Groep NV.......................... 6,711,090     38,341,482
    Koninklijke Ten Cate NV...........................   126,112      3,047,110
   #Koninklijke Wessanen NV...........................   594,548      2,208,391
    Macintosh Retail Group NV.........................     7,600         85,284
   *Ordina NV......................................... 1,907,877      3,181,812
   #SNS REAAL NV...................................... 4,344,025             --
  #*Telegraaf Media Groep NV..........................    79,424      1,241,208
    TKH Group NV......................................     4,205        115,823
  #*TomTom NV......................................... 2,484,780     14,509,889
   #USG People NV..................................... 1,928,586     14,369,292
   *Van Lanschot NV...................................        57          1,128
   *Xeikon NV.........................................    67,043        498,471
                                                                 --------------
TOTAL NETHERLANDS.....................................              189,351,585
                                                                 --------------
NEW ZEALAND -- (0.3%)
    Abano Healthcare Group, Ltd.......................       754          3,462
    Air New Zealand, Ltd.............................. 9,026,267     10,453,711
    Auckland International Airport, Ltd...............   621,897      1,562,724
   *Cavalier Corp., Ltd...............................     3,143          4,015
    CDL Investments New Zealand, Ltd..................   655,393        297,588
    Colonial Motor Co., Ltd. (The)....................   243,551        834,305
    Heartland New Zealand, Ltd........................   560,881        389,014
    Kathmandu Holdings, Ltd...........................     8,970         19,180
    Metlifecare, Ltd..................................    17,113         44,768
    Millennium & Copthorne Hotels New Zealand, Ltd.... 2,998,736      1,678,021
    New Zealand Oil & Gas, Ltd........................ 2,060,818      1,374,257
    New Zealand Refining Co., Ltd. (The)..............    20,756         40,470
    Northland Port Corp. NZ, Ltd......................    24,300         53,841

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
NEW ZEALAND -- (Continued)
   #Nuplex Industries, Ltd..............................  2,769,808 $ 6,895,426
   #PGG Wrightson, Ltd..................................  2,111,833     557,615
   *Rakon, Ltd..........................................    857,378     171,441
    Richina Pacific, Ltd................................    832,183     239,279
   *Rubicon, Ltd........................................  3,767,301     973,291
    Sanford Ltd/NZ......................................  1,099,644   4,081,454
    Sky Network Television, Ltd.........................    383,000   1,637,239
   #Steel & Tube Holdings, Ltd..........................    155,098     321,835
   *Tenon, Ltd..........................................    137,210     151,170
    Tourism Holdings, Ltd...............................    870,292     409,255
    Tower, Ltd..........................................  2,990,397   4,466,687
                                                                    -----------
TOTAL NEW ZEALAND.......................................             36,660,048
                                                                    -----------
NORWAY -- (1.0%)
    Aker ASA Class A....................................     61,992   1,975,076
  #*Archer, Ltd.........................................  1,423,800   1,143,816
    Austevoll Seafood ASA...............................    475,783   2,693,271
    Bonheur ASA.........................................    221,052   5,254,123
   #BW Offshore, Ltd....................................  4,652,885   6,123,903
   *BWG Homes ASA.......................................    996,334   2,202,669
   #Cermaq ASA..........................................     72,561   1,336,338
  #*DOF ASA.............................................    535,624   2,359,997
    Eltek ASA...........................................  1,447,385   1,411,375
    Evry ASA............................................    239,145     377,138
    Farstad Shipping ASA................................    207,709   4,526,261
  #*Frontline, Ltd......................................    537,534   1,393,997
    Ganger Rolf ASA.....................................    402,700   9,133,370
   *Golden Ocean Group Ltd..............................  5,477,374   5,886,594
   *Grieg Seafood ASA...................................    103,905     276,515
   *Havila Shipping ASA.................................     38,346     194,793
   *Kongsberg Automotive Holding ASA.................... 10,167,813   5,496,932
  #*Norske Skogindustrier ASA...........................  3,907,541   2,435,900
  #*Norwegian Energy Co. A.S............................  5,386,684   2,770,847
  #*Odfjell SE Class A..................................    249,000   1,154,571
  #*Panoro Energy ASA...................................  2,636,224   1,363,596
  #*Renewable Energy Corp. ASA.......................... 17,407,680   8,976,884
   *Scana Industrier....................................      7,531       3,694
  #*Sevan Drilling A.S..................................  2,937,720   2,275,456
  #*Sevan Marine ASA....................................    546,900   2,198,210
   *Siem Offshore, Inc..................................    404,665     535,000
    Solstad Offshore ASA................................    359,703   5,876,799
  #*Songa Offshore SE...................................  3,681,507   4,592,884
    SpareBank 1 SMN.....................................  1,434,884  11,837,034
    Stolt-Nielsen, Ltd..................................     18,842     439,417
   *Storebrand ASA......................................    689,852   3,966,159
    TTS Group ASA.......................................     74,071      87,479

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
NORWAY -- (Continued)
    Wilh Wilhelmsen Holding ASA Class A...............     253,267 $  7,337,072
                                                                   ------------
TOTAL NORWAY..........................................              107,637,170
                                                                   ------------
POLAND -- (0.0%)
   *Arctic Paper SA...................................     107,809      105,111
                                                                   ------------
PORTUGAL -- (0.3%)
  #*Banco Comercial Portugues SA...................... 187,787,505   23,427,158
   *Banco Espirito Santo SA...........................     618,194      601,933
    Corticeira Amorim SGPS SA.........................   2,090,764    5,621,467
    Papelaria Fernandes-Industria e Comercia SA.......       2,000           --
    Semapa-Sociedade de Investimento e Gestao.........      16,293      144,252
  #*Sonae Industria SGPS SA...........................   1,299,009      849,018
   #Sonaecom--SGPS SA.................................   1,574,394    3,742,973
   *Sumol + Compal SA.................................      54,580       78,349
                                                                   ------------
TOTAL PORTUGAL........................................               34,465,150
                                                                   ------------
RUSSIA -- (0.1%)
  #*Alliance Oil Co., Ltd.............................     960,950    6,308,154
                                                                   ------------
SINGAPORE -- (1.7%)
   *Abterra, Ltd......................................      52,000       26,014
   #ASL Marine Holdings, Ltd..........................   1,083,800      545,219
   #Ausgroup, Ltd.....................................     787,000      219,616
    Banyan Tree Holdings, Ltd.........................      39,000       21,249
    Bonvests Holdings, Ltd............................   1,338,280    1,177,706
    Broadway Industrial Group, Ltd....................   3,557,000      754,898
   #China Merchants Holdings Pacific, Ltd.............   1,238,000      802,453
    Chip Eng Seng Corp., Ltd..........................   8,982,198    4,867,357
    Chuan Hup Holdings, Ltd...........................   7,757,000    1,527,388
    Creative Technology, Ltd..........................     820,850    1,522,725
    CSC Holdings, Ltd.................................     348,000       27,876
  #*Delong Holdings, Ltd..............................     679,000      200,961
   #DMX Technologies Group, Ltd.......................   3,585,000      619,390
    EnGro Corp., Ltd..................................     115,500       88,461
    Excel Machine Tools, Ltd..........................     473,000           --
  #*Ezra Holdings, Ltd................................  15,946,000   10,832,263
  #*Falcon Energy Group, Ltd..........................     173,000       46,139
   #Far East Orchard, Ltd.............................   5,199,720    8,289,307
   #Freight Links Express Holdings, Ltd...............   6,248,421      590,135
    GK Goh Holdings, Ltd..............................   2,295,000    1,536,784
    GP Batteries International, Ltd...................     259,000      185,013
    GP Industries, Ltd................................   2,169,808      875,198
    Guthrie GTS, Ltd..................................   4,448,000    3,122,928
   *Hanwell Holdings, Ltd.............................   6,729,043    1,484,212
  #*Healthway Medical Corp., Ltd......................   4,190,000      241,097
    HG Metal Manufacturing, Ltd.......................   1,230,000       85,091
    Hi-P International, Ltd...........................      66,000       42,968
    Hiap Hoe, Ltd.....................................      47,000       26,980
    Ho Bee Investment, Ltd............................   6,991,000   12,034,279
    Hong Fok Corp., Ltd...............................   7,753,000    4,200,706
    Hong Leong Asia, Ltd..............................     917,000    1,111,451
   #Hotel Grand Central, Ltd..........................   2,640,058    2,231,125

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued).................................
   #Hotel Properties, Ltd................................  2,511,500 $6,180,329
    Hour Glass, Ltd. (The)...............................    402,320    552,905
   *Huan Hsin Holdings, Ltd..............................    488,000     17,664
    HupSteel, Ltd........................................     29,000      5,132
    Hwa Hong Corp., Ltd..................................  1,014,000    254,738
    Indofood Agri Resources, Ltd.........................    948,000    660,242
    InnoTek, Ltd.........................................  4,171,000  1,164,230
  #*International Healthway Corp., Ltd...................    312,048    101,900
   #IPC Corp., Ltd....................................... 16,472,000  2,109,948
    Isetan Singapore, Ltd................................    171,000    640,485
   #Jaya Holdings, Ltd...................................  3,735,000  1,702,132
    Jurong Technologies Industrial Corp., Ltd............  3,391,000         --
    K1 Ventures, Ltd..................................... 14,674,000  1,993,879
    Koh Brothers Group, Ltd..............................  1,464,000    340,883
    LC Development, Ltd..................................  6,875,960    864,910
    Lee Kim Tah Holdings, Ltd............................  2,313,000  1,726,637
  #*Li Heng Chemical Fibre Technologies, Ltd............. 11,463,000  1,126,456
    Lian Beng Group, Ltd.................................  1,624,000    702,208
   #Low Keng Huat Singapore, Ltd.........................     85,000     45,111
    Lum Chang Holdings, Ltd..............................  1,311,000    360,304
   #Marco Polo Marine, Ltd...............................    129,000     38,605
    Mercator Lines Singapore, Ltd........................    777,000     63,643
    Mermaid Maritime PCL.................................  1,134,000    289,421
   #Metro Holdings, Ltd.................................. 10,849,960  7,636,456
    Mewah International, Inc.............................     56,000     19,145
   #Midas Holdings, Ltd.................................. 22,479,000  8,469,658
    NSL, Ltd.............................................    671,000    759,422
  #*Oceanus Group, Ltd................................... 11,176,000    254,458
  #*Otto Marine, Ltd..................................... 19,127,500    750,771
   #Overseas Union Enterprise, Ltd.......................  1,412,000  3,142,182
    Pan Pacific Hotels Group, Ltd........................    652,000  1,304,074
   *Penguin International, Ltd...........................    863,250     58,445
    Popular Holdings, Ltd................................  8,482,250  1,868,438
    QAF, Ltd.............................................  3,807,103  3,143,361
  #*Raffles Education Corp., Ltd......................... 15,641,200  3,627,525
    Rickmers Maritime....................................     45,000     10,091
   *S I2I, Ltd........................................... 22,499,000    335,684
    San Teh, Ltd.........................................  1,017,800    244,567
   *Sapphire Corp., Ltd..................................    657,000     55,367
    Sinarmas Land, Ltd...................................    476,000    248,436
    Sing Holdings, Ltd...................................    399,000    151,806
    Sing Investments & Finance, Ltd......................     84,000     90,029
   #Singapore Land, Ltd..................................  1,133,806  8,140,259
    Singapore Reinsurance Corp., Ltd.....................  3,080,110    642,937
    Singapore Shipping Corp., Ltd........................  1,241,000    224,668
    Singapura Finance, Ltd...............................    105,000    126,984
    Stamford Land Corp., Ltd.............................  4,041,000  1,778,968
    Sunningdale Tech, Ltd................................  8,648,000    856,423
  #*SunVic Chemical Holdings, Ltd........................  7,560,000  2,642,172
   #Swiber Holdings, Ltd................................. 15,419,000  8,954,000
    Tiong Woon Corp. Holding, Ltd........................  8,059,500  2,246,754
  #*Triyards holdings, Ltd...............................     32,899     17,969
    Tuan Sing Holdings, Ltd.............................. 17,646,263  4,783,424

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
   #UMS Holdings, Ltd..................................  2,959,000 $  1,162,049
   #United Engineers, Ltd..............................  4,699,666    8,690,971
    United Envirotech, Ltd.............................    148,000      109,408
    United Industrial Corp., Ltd.......................  4,204,946   10,012,589
   #Wheelock Properties Singapore, Ltd.................  2,365,000    3,401,325
    Wing Tai Holdings, Ltd.............................  9,494,054   15,871,121
   #Yeo Hiap Seng, Ltd.................................    969,457    2,034,590
    YHI International, Ltd.............................     31,000        6,824
                                                                   ------------
TOTAL SINGAPORE........................................             184,152,101
                                                                   ------------
SPAIN -- (2.0%)
   #Abengoa SA.........................................    617,445    1,633,373
   #Abengoa SA Class B.................................  2,019,380    4,820,642
   #Acciona SA.........................................     99,983    4,714,642
   #Acerinox SA........................................    133,679    1,370,184
    Adveo Group International SA.......................    173,630    2,908,463
   #Bankinter SA....................................... 11,466,414   52,285,385
   *Baron de Ley.......................................     22,116    1,649,416
  #*Caja de Ahorros del Mediterraneo...................    298,813           --
  #*Campofrio Food Group SA............................    103,459      711,704
  #*Cementos Portland Valderrivas SA...................    210,130    1,120,830
   *Deoleo SA..........................................  8,708,374    3,295,695
    Dinamia Capital Privado Sociedad de Capital
      Riesgo SA........................................     44,356      337,848
  #*Dogi International Fabrics SA......................    191,727           --
    Ebro Foods SA......................................     50,273    1,085,658
    Ence Energia y Celulosa SA.........................  4,041,949   13,062,803
   *Ercros SA..........................................  1,759,942    1,003,914
    Espanola del ZInc.SA...............................     53,703           --
    Fluidra SA.........................................    104,786      339,302
   #Fomento de Construcciones y Contratas SA...........    769,152   10,617,538
    Gamesa Corp. Tecnologica SA........................  7,418,085   54,630,505
    Grupo Catalana Occidente SA........................     37,230      968,769
   *Grupo Ezentis SA...................................    933,557      167,805
    Iberpapel Gestion SA...............................    107,514    2,011,021
   #Melia Hotels International SA......................  1,283,223   11,515,132
    Miquel y Costas & Miquel SA........................     22,811      743,697
   *Natra SA...........................................      6,477       13,789
  #*NH Hoteles SA......................................  3,144,348   12,645,961
    Papeles y Cartones de Europa SA....................    839,322    3,689,964
   *Pescanova SA.......................................    338,483           --
  #*Promotora de Informaciones SA Class A..............  7,322,195    1,805,470
  #*Realia Business SA.................................  1,112,704      911,641
   *Sacyr Vallehermoso SA..............................  7,674,657   28,455,965
   *Sociedad Nacional de Industrias Apicaciones
     Celulosa Espanola SA..............................    815,883      298,489
  #*Solaria Energia y Medio Ambiente SA................    876,126      734,966
   *Telecomunicaciones y Energia.......................     27,445       42,282
   *Vocento SA.........................................     14,029       19,684
                                                                   ------------
TOTAL SPAIN............................................             219,612,537
                                                                   ------------
SWEDEN -- (3.3%)
    Acando AB..........................................    879,038    1,842,947
    AddNode Group AB...................................     37,990      221,229

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)....................................
    AF AB Class B........................................    13,081 $   366,679
   *Arise Windpower AB...................................    46,468     171,992
    B&B Tools AB Class B.................................   173,410   2,241,493
  #*BE Group AB..........................................   218,740     505,361
   #Beijer AB G&L Class B................................   185,323   2,981,588
    Beijer Alma AB.......................................    29,559     651,485
    Bilia AB Class A.....................................   442,474   7,881,365
   #BillerudKorsnas AB................................... 3,506,767  32,892,399
    Biotage AB...........................................   895,740   1,260,487
    Bure Equity AB....................................... 1,257,039   4,510,194
   *Catella AB...........................................   166,608     109,595
    Catena AB............................................   100,232   1,300,409
   #Cision AB............................................    24,139     148,817
  #*Cloetta AB Class B...................................    30,753      85,914
    Concentric AB........................................   669,113   7,886,488
    Concordia Maritime AB Class B........................   400,102     651,055
   *CyberCom Group AB....................................   328,392     103,394
   #Duni AB..............................................   112,162   1,047,676
  #*East Capital Explorer AB.............................    91,353     642,207
  #*Eniro AB............................................. 2,418,980   7,271,930
   #Gunnebo AB...........................................   226,240   1,169,096
    Haldex AB............................................ 1,227,419  10,728,257
    Hexpol AB............................................     4,276     313,428
   #Holmen AB Class B.................................... 1,385,639  40,204,578
    Industrial & Financial Systems Class B...............    58,811   1,213,907
   *KappAhl AB...........................................   139,597     694,160
  #*Karolinska Development AB Class B....................    87,534     352,522
    KNOW IT AB...........................................   149,548   1,137,488
    Lagercrantz AB Class B...............................   207,699   3,174,883
   *Lindab International AB..............................   248,648   2,243,831
    Meda AB Class A...................................... 1,651,937  19,337,979
   *Micronic Mydata AB................................... 1,744,849   3,205,987
    MQ Holding AB........................................   193,387     463,733
   #NCC AB Class B.......................................   173,775   4,562,035
  #*Net Insight AB Class B...............................   198,948      40,590
   #New Wave Group AB Class B............................ 1,073,546   5,972,975
   #Nobia AB.............................................   574,792   4,165,377
    Nolato AB Class B....................................   164,956   2,971,830
    OEM International AB Class B.........................    16,200     170,653
  #*PA Resources AB......................................   216,361     338,575
   #Peab AB..............................................   938,183   5,142,016
   #Pricer AB Class B....................................   421,401     497,510
    Proact IT Group AB...................................    72,324     887,046
    Ratos AB Class B.....................................   131,583   1,173,849
   *Rederi AB Transatlantic..............................   228,387     183,551
   *rnb Retail and Brands AB.............................   142,298     184,689
    Saab AB Class B......................................   716,322  12,943,801
  #*SAS AB............................................... 3,563,168   7,054,388
    Semcon AB............................................    13,958     149,252
   #SSAB AB Class A...................................... 4,143,538  26,945,359
    SSAB AB Class B...................................... 1,018,644   5,683,233
   *Swedish Orphan Biovitrum AB.......................... 1,161,456   8,709,672
   *TradeDoubler AB......................................    87,302     298,151

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)...................................
   *Transcom WorldWide SA...............................   875,278 $    104,782
   #Trelleborg AB Class B............................... 6,584,967  115,816,988
                                                                   ------------
TOTAL SWEDEN............................................            363,010,875
                                                                   ------------
SWITZERLAND -- (4.4%)
   *Acino Holding AG....................................    34,943    2,771,555
   *AFG Arbonia-Forster Holding AG......................   278,888    8,738,005
    Allreal Holding AG..................................   141,765   19,730,984
    Alpiq Holding AG....................................        45        5,572
    ALSO Holding AG.....................................     9,195      461,641
    Autoneum Holding AG.................................    15,174    1,404,195
    Baloise Holding AG..................................   259,505   28,172,922
    Bank Coop AG........................................    18,665      977,206
    Banque Cantonale de Geneve..........................    13,130    3,463,072
    Banque Cantonale du Jura............................     7,975      549,323
   #Basler Kantonalbank.................................     1,119       91,670
   #Bellevue Group AG...................................    29,539      353,979
   *Bobst Group AG......................................   191,684    5,918,851
    Bossard Holding AG..................................     2,713      454,248
    Carlo Gavazzi Holding AG............................     7,688    1,698,933
    Cham Paper Holding AG...............................    12,545    2,903,731
   *Charles Voegele Holding AG..........................   161,832    1,584,025
    Cicor Technologies..................................    10,828      350,664
    Cie Financiere Tradition SA.........................     1,051       54,924
    Clariant AG......................................... 2,901,375   45,356,631
    Coltene Holding AG..................................    58,365    2,819,855
    Conzzeta AG.........................................     3,818    7,142,450
    Daetwyler Holding AG................................   137,612   15,013,045
   #EFG International AG................................   749,485    9,844,739
    Emmi AG.............................................    39,124   12,090,784
    Energiedienst Holding AG............................       318       11,648
    Flughafen Zuerich AG................................    50,110   27,102,559
    Forbo Holding AG....................................     9,088    6,563,069
    GAM Holding AG...................................... 1,995,299   31,829,615
    Georg Fischer AG....................................    31,225   16,333,927
    Gurit Holding AG....................................     8,656    3,608,101
    Helvetia Holding AG.................................   121,594   54,287,812
    Implenia AG.........................................   266,195   14,549,506
    Intershop Holdings..................................     7,947    2,742,360
    Jungfraubahn Holding AG.............................     3,774      252,552
    Kardex AG...........................................    66,460    2,651,542
    Komax Holding AG....................................    17,326    1,842,058
    Kudelski SA.........................................   164,634    2,185,361
    Liechtensteinische Landesbank AG....................    27,893    1,131,937
    Lonza Group AG......................................   113,166    8,710,258
    MCH Group AG........................................     4,014      247,546
  #*Meyer Burger Technology AG.......................... 1,040,938    6,993,479
    Micronas Semiconductor Holding AG...................   110,529      781,932
    Mikron Holding AG...................................    38,875      226,317
    Mobimo Holding AG...................................    21,062    4,423,423
  #*Orascom Development Holding AG......................   102,606      981,965
    PubliGroupe AG......................................     3,692      378,197
    Romande Energie Holding SA..........................     4,003    4,836,409

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
SWITZERLAND -- (Continued)
  #*Schmolz + Bickenbach AG.............................    880,935 $  2,880,593
    Schweiter Technologies AG...........................        940      602,515
    Schweizerische National-Versicherungs-Gesellschaft
      AG................................................    382,940   17,882,149
    Siegfried Holding AG................................     29,566    4,370,063
    St Galler Kantonalbank AG...........................      9,877    3,698,386
    Swiss Life Holding AG...............................    310,739   55,762,289
    Swisslog Holding AG.................................    329,761      359,522
    Tamedia AG..........................................        398       43,993
   *Tornos Holding AG...................................     42,112      198,835
    Valartis Group AG...................................      4,409       93,601
    Valiant Holding.....................................     58,271    5,464,581
    Valora Holding AG...................................     32,093    6,505,151
    Vaudoise Assurances Holding SA Class B..............     21,719    8,289,487
    Verwaltungs- und Privat-Bank AG.....................     33,518    2,575,581
    Vetropack Holding AG................................        172      338,829
    Vontobel Holding AG.................................     84,682    2,998,568
    Zug Estates Holding AG..............................         72       90,015
                                                                    ------------
TOTAL SWITZERLAND.......................................             476,778,735
                                                                    ------------
UNITED KINGDOM -- (22.9%)
    Acal P.L.C..........................................    327,161    1,263,944
    African Barrick Gold P.L.C..........................    593,435    1,022,082
   *Aga Rangemaster Group P.L.C.........................  1,951,519    2,755,750
    Alent P.L.C.........................................  5,788,935   32,313,685
    Alumasc Group P.L.C.................................    575,307    1,013,629
    Amberley Group P.L.C................................     71,000           --
    Amlin P.L.C......................................... 11,024,189   67,506,467
    Anglo Pacific Group P.L.C...........................  1,280,994    3,625,346
    Anglo-Eastern Plantations...........................    241,403    2,437,230
    Ashtead Group P.L.C................................. 11,493,515  123,305,127
    Avesco Group, Ltd...................................     84,124      275,022
   *Barratt Developments P.L.C.......................... 23,445,340  116,223,409
    BBA Aviation P.L.C..................................  1,543,809    7,047,695
    Beazley P.L.C....................................... 12,470,827   41,876,947
    Bellway P.L.C.......................................  3,448,205   72,363,054
    Berendsen P.L.C.....................................    821,201   10,210,697
    Berkeley Group Holdings P.L.C.......................      6,640      228,081
    Bloomsbury Publishing P.L.C.........................     81,160      170,927
    Bodycote P.L.C......................................  5,109,442   48,099,590
    BOOT HENRY P.L.C....................................  1,143,997    3,276,945
    Bovis Homes Group P.L.C.............................  3,855,116   46,908,404
    Braemar Shipping Services P.L.C.....................      1,546       10,129
    British Polythene Industries P.L.C..................    342,780    3,106,285
    Bwin.Party Digital Entertainment P.L.C..............  1,058,674    2,245,656
   *Cairn Energy P.L.C..................................  1,365,015    5,586,222
   #Camellia P.L.C......................................      2,629      364,357
    Cape P.L.C..........................................    205,431      793,090
   *Capital & Regional P.L.C............................  5,344,220    2,853,293
    Carclo P.L.C........................................     38,496      201,558
    Carillion P.L.C.....................................  3,315,763   15,039,813
    Carr's Milling Industries P.L.C.....................     46,170      941,388
    Castings P.L.C......................................    435,213    2,788,115
    Catlin Group, Ltd...................................  9,072,341   69,758,045

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
   #Centaur Media P.L.C.................................    131,854 $    82,725
    Chemring Group P.L.C................................     99,744     466,681
    Chesnara P.L.C......................................    217,902     857,175
    Chime Communications P.L.C..........................    186,985     804,886
    Close Brothers Group P.L.C..........................  1,704,269  26,986,834
   *Coalfield Resources P.L.C...........................    997,292      60,356
   *Colt Group SA.......................................  5,697,536   8,974,091
    Communisis P.L.C....................................  2,806,381   2,878,074
    Computacenter P.L.C.................................  1,910,955  14,126,789
    Creston P.L.C.......................................    187,426     297,638
    CSR P.L.C...........................................  4,886,688  42,273,285
    Daejan Holdings P.L.C...............................     79,784   4,873,000
    Dairy Crest Group P.L.C.............................    711,316   5,521,996
    Debenhams P.L.C.....................................  2,582,723   4,259,890
    Development Securities P.L.C........................  2,540,344   7,731,823
  #*Dixons Retail P.L.C................................. 78,168,061  53,921,662
    Drax Group P.L.C....................................    269,252   2,630,451
    DS Smith P.L.C...................................... 15,499,530  61,033,187
    easyJet P.L.C.......................................  4,026,670  86,540,491
    Elementis P.L.C.....................................  4,739,378  18,059,404
   *EnQuest P.L.C.......................................    231,181     435,420
   *Enterprise Inns P.L.C............................... 11,707,291  22,996,659
   *Essar Energy P.L.C..................................  2,019,787   4,082,744
  #*Exillon Energy P.L.C................................    564,716   1,209,020
    F&C Asset Management P.L.C.......................... 11,435,011  17,413,919
    Ferrexpo P.L.C......................................     21,253      54,742
    Fiberweb P.L.C......................................  1,115,249   1,228,455
   *Findel P.L.C........................................      3,863      12,000
    Firstgroup P.L.C....................................  1,181,667   1,799,824
    Fortune Oil P.L.C...................................     30,128       3,545
   *Future P.L.C........................................  1,768,908     358,182
    Galliford Try P.L.C.................................    779,555  11,815,832
   *Gem Diamonds, Ltd...................................  1,991,383   4,259,801
    Greene King P.L.C...................................  4,908,532  65,311,692
    Hampson Industries P.L.C............................     69,360          --
   *Hardy Oil & Gas P.L.C...............................     78,909     115,370
    Harvey Nash Group P.L.C.............................    660,735     718,703
    Helical Bar P.L.C...................................  2,462,462  11,193,107
   *Heritage Oil P.L.C..................................  2,612,012   6,576,627
    Hiscox, Ltd.........................................  9,603,622  95,108,351
   #Home Retail Group P.L.C............................. 17,508,245  40,108,140
    Hunting P.L.C.......................................     31,124     391,504
    Huntsworth P.L.C....................................  3,242,574   2,897,542
    Inchcape P.L.C......................................  8,776,728  76,147,262
    Intermediate Capital Group P.L.C....................  2,324,248  17,161,625
   *International Ferro Metals, Ltd.....................  1,960,461     301,012
    Interserve P.L.C....................................    501,532   3,894,007
   *IP Group P.L.C......................................    214,199     469,989
  #*JKX Oil & Gas P.L.C.................................    391,101     379,450
  #*Johnston Press P.L.C................................  9,581,891   2,363,893
    Keller Group P.L.C..................................    553,628   9,350,982
    Laird P.L.C.........................................  3,501,358  10,277,913
   *Lamprell P.L.C......................................    493,889   1,088,840

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                           ---------- ------------
UNITED KINGDOM -- (Continued)
    Lancashire Holdings, Ltd..............................    748,574 $  9,178,814
    Lavendon Group P.L.C..................................  1,928,013    4,972,466
  #*Lonmin P.L.C..........................................  3,762,001   17,859,584
    Lookers P.L.C.........................................    360,126      667,564
    Low & Bonar P.L.C.....................................  3,354,294    3,444,801
    Man Group P.L.C....................................... 10,173,324   12,376,481
    Management Consulting Group P.L.C.....................  3,190,021    1,285,794
    Marshalls P.L.C.......................................  1,529,098    3,552,238
    Marston's P.L.C....................................... 13,861,464   32,762,684
    Mecom Group P.L.C.....................................    284,847      173,249
    Meggitt P.L.C.........................................  5,125,251   42,737,620
    Millennium & Copthorne Hotels P.L.C...................  4,813,561   40,537,091
   *Mitchells & Butlers P.L.C.............................  5,754,583   36,491,056
    MJ Gleeson Group P.L.C................................    647,169    2,940,445
    Mondi P.L.C...........................................  7,200,940  107,296,333
    Morgan Sindall Group P.L.C............................     97,878    1,000,882
   *Mothercare P.L.C......................................    182,034    1,152,495
    MS International P.L.C................................    100,000      295,984
   *MWB Group Holdings P.L.C..............................  1,567,839           --
    National Express Group P.L.C..........................  3,523,732   13,603,779
   #New World Resources P.L.C. Class A....................     32,193       26,887
    Northgate P.L.C.......................................  2,583,495   15,327,709
    Novae Group P.L.C.....................................    616,957    4,547,719
    Pace P.L.C............................................  1,386,433    6,577,168
    Panther Securities P.L.C..............................     34,430      153,231
    Pendragon P.L.C.......................................  6,015,813    2,515,800
    Persimmon P.L.C.......................................  7,739,467  145,452,952
   *Petra Diamonds, Ltd...................................     21,276       38,779
   #Petropavlovsk P.L.C...................................    898,784    1,212,553
    Phoenix Group Holdings................................    914,410   10,214,491
    Phoenix IT Group, Ltd.................................     16,230       38,406
    Pinnacle Staffing Group P.L.C.........................    903,519           --
   *Premier Foods P.L.C...................................  5,556,670    7,367,778
   *Punch Taverns P.L.C...................................  9,491,987    1,871,124
   *PV Crystalox Solar P.L.C..............................    341,477       59,179
   *Quintain Estates & Development P.L.C..................  7,596,061   10,133,304
    REA Holdings P.L.C....................................      1,354        8,414
   *Redrow P.L.C..........................................  5,600,709   20,948,944
   *Renold P.L.C..........................................  1,317,342      574,960
    RPS Group P.L.C.......................................    510,201    1,756,680
    S&U P.L.C.............................................      4,488       85,099
   *Salamander Energy P.L.C...............................  1,363,504    2,469,364
    Severfield-Rowen P.L.C................................    287,223      245,415
    Shanks Group P.L.C....................................  5,901,551    7,891,421
    SIG P.L.C............................................. 14,208,459   39,273,597
   *Soco International P.L.C..............................      4,271       23,888
   *Southern Cross Healthcare Group P.L.C.................      5,854           --
    Speedy Hire P.L.C.....................................  2,736,196    2,457,213
    Spirit Pub Co. P.L.C.................................. 11,153,659   13,202,486
   *Sportech P.L.C........................................    132,623      178,759
    St Ives P.L.C.........................................  2,304,784    5,741,996
    ST Modwen Properties P.L.C............................  3,947,845   18,948,562
    Taylor Wimpey P.L.C................................... 76,091,760  123,354,833

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
UNITED KINGDOM -- (Continued)
   *Thomas Cook Group P.L.C......................... 27,405,032 $    63,853,940
    Travis Perkins P.L.C............................  5,306,411     137,305,613
    Treatt P.L.C....................................     23,754         223,216
    Trifast P.L.C...................................    888,900         743,019
  #*Trinity Mirror P.L.C............................  7,644,285      13,430,637
    TT electronics P.L.C............................  2,534,061       6,584,856
    TUI Travel P.L.C................................  5,617,529      32,626,557
    Tullett Prebon P.L.C............................     12,661          64,072
    UTV Media P.L.C.................................      1,877           4,517
   *Vectura Group P.L.C.............................     70,597         101,296
    Vedanta Resources P.L.C.........................     12,652         223,986
    Vesuvius P.L.C..................................  5,951,466      38,516,457
    Vislink P.L.C...................................    338,887         207,629
    Vp P.L.C........................................    315,426       1,950,133
    William Ransom & Son Holding P.L.C..............     65,000              --
    Xchanging P.L.C.................................  1,136,112       2,324,388
                                                                ---------------
TOTAL UNITED KINGDOM................................              2,510,706,959
                                                                ---------------
TOTAL COMMON STOCKS.................................             10,038,459,209
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
  #*Valneva SE......................................     13,627           4,351
                                                                ---------------
GERMANY -- (0.0%)
    Biotest AG......................................        871          63,175
                                                                ---------------
TOTAL PREFERRED STOCKS..............................                     67,526
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
   *Intercell AG Rights.............................     41,929           3,905
                                                                ---------------
GREECE -- (0.0%)
   *National Bank of Greece SA Warrants 12/26/17....     50,026          45,788
                                                                ---------------
HONG KONG -- (0.0%)
   *Cheuk Nang Holdings, Ltd. Warrants 06/24/14.....     83,331          25,518
                                                                ---------------
ISRAEL -- (0.0%)
   *Africa Israel Investments, Ltd. Warrants
     10/31/13.......................................     22,296           1,045
   *Clal Biotechnology Industries, Ltd. Warrants
     05/08/14.......................................      3,273             854
  #*Tower Semiconductor, Ltd. Warrants 06/27/17.....      3,255           1,900

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES        VALUE++
                                                     ----------- ---------------
ISRAEL -- (Continued)
  #*Tower Semiconductor, Ltd. Warrants 07/22/13.....         642 $            14
                                                                 ---------------
TOTAL ISRAEL........................................                       3,813
                                                                 ---------------
ITALY -- (0.0%)
  #*Prelios SpA Rights 08/08/13.....................     510,362           1,426
                                                                 ---------------
TOTAL RIGHTS/WARRANTS...............................                      80,450
                                                                 ---------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- ---------------
SECURITIES LENDING COLLATERAL -- (8.4%).............
  (S)@DFA Short Term Investment Fund................  79,256,698     917,000,000
     @Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.10%, 08/01/13
      (Collateralized by $12,007,057 FNMA, rates
      ranging from 4.500% to 6.000%, maturities
      ranging from 01/01/40 to 05/01/42, valued at
      $7,704,197) to be repurchased at $7,553,155... $     7,553       7,553,134
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL.................                 924,553,134
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $10,097,770,626)^^................................             $10,963,160,319
                                                                 ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                 LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               ------------ --------------- ------- ---------------
Common Stocks.................
   Australia.................. $     40,701 $   539,211,440   --    $   539,252,141
   Austria....................           --      77,895,384   --         77,895,384
   Belgium....................        3,351      83,504,723   --         83,508,074
   Canada.....................  940,131,123         473,001   --        940,604,124
   China......................    1,129,313         966,422   --          2,095,735
   Colombia...................       77,359              --   --             77,359
   Denmark....................           --     138,803,422   --        138,803,422
   Finland....................       90,517     234,542,421   --        234,632,938
   France.....................      966,066     364,814,125   --        365,780,191
   Germany....................           --     491,675,573   --        491,675,573
   Greece.....................           --      13,194,759   --         13,194,759
   Hong Kong..................           --     243,118,332   --        243,118,332
   Ireland....................           --      61,004,035   --         61,004,035
   Israel.....................           --      84,467,832   --         84,467,832
   Italy......................           --     267,445,126   --        267,445,126
   Japan......................    7,025,458   2,359,090,301   --      2,366,115,759
   Netherlands................           --     189,351,585   --        189,351,585
   New Zealand................           --      36,660,048   --         36,660,048
   Norway.....................           --     107,637,170   --        107,637,170
   Poland.....................           --         105,111   --            105,111
   Portugal...................           --      34,465,150   --         34,465,150
   Russia.....................           --       6,308,154   --          6,308,154
   Singapore..................      760,049     183,392,052   --        184,152,101
   Spain......................           --     219,612,537   --        219,612,537
   Sweden.....................      338,575     362,672,300   --        363,010,875
   Switzerland................           --     476,778,735   --        476,778,735
   United Kingdom.............           --   2,510,706,959   --      2,510,706,959
Preferred Stocks..............
   France.....................        4,351              --   --              4,351
   Germany....................           --          63,175   --             63,175
Rights/Warrants...............
   Austria....................           --           3,905   --              3,905
   Greece.....................           --          45,788   --             45,788
   Hong Kong..................           --          25,518   --             25,518
   Israel.....................           --           3,813   --              3,813
   Italy......................           --           1,426   --              1,426
Securities Lending Collateral.           --     924,553,134   --        924,553,134
                               ------------ ---------------   --    ---------------
TOTAL......................... $950,566,863 $10,012,593,456   --    $10,963,160,319
                               ============ ===============   ==    ===============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES   VALUE++
                                                           ------- ----------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (5.8%)
    Acrux, Ltd............................................   2,367 $    7,161
   #Adelaide Brighton, Ltd................................  46,793    137,894
    Aditya Birla Minerals, Ltd............................  33,991     11,758
   *AED Oil, Ltd..........................................  28,704         --
   *AJ Lucas Group, Ltd...................................   9,790     13,539
   *Alkane Resources, Ltd.................................   6,922      2,613
   #ALS Ltd/Queensland....................................  24,168    184,199
   *Alumina, Ltd.......................................... 587,354    511,222
   *Alumina, Ltd. Sponsored ADR...........................     900      3,132
    Amalgamated Holdings, Ltd.............................  29,399    219,811
    Amcom Telecommunications, Ltd.........................  38,228     63,836
    Amcor, Ltd............................................  35,397    336,396
    AMP, Ltd.............................................. 166,216    674,916
   #Ansell, Ltd...........................................   8,831    147,151
   *Antares Energy, Ltd...................................  43,975     18,763
    AP Eagers, Ltd........................................  23,424     94,087
    APA Group.............................................  18,388     99,173
   #APN News & Media, Ltd.................................  98,160     26,015
  #*Aquarius Platinum, Ltd................................  33,735     24,325
  #*Aquila Resources, Ltd.................................   7,505     14,080
   #ARB Corp., Ltd........................................   1,871     22,731
    Aristocrat Leisure, Ltd...............................  32,445    126,576
    Arrium, Ltd........................................... 488,492    436,269
    Asciano, Ltd.......................................... 117,280    535,076
   #ASG Group, Ltd........................................  29,214      9,879
    ASX, Ltd..............................................   5,767    180,406
    Atlas Iron, Ltd....................................... 259,623    190,100
  #*Aurora Oil & Gas, Ltd.................................  40,933    118,710
   #Ausdrill, Ltd.........................................  89,820     87,052
    Ausenco, Ltd..........................................  30,823     42,174
  #*Austal, Ltd...........................................  31,664     24,053
    Austbrokers Holdings, Ltd.............................   4,423     43,890
   #Austin Engineering, Ltd...............................   3,342     12,408
    Australia & New Zealand Banking Group, Ltd............  58,440  1,561,382
  #*Australian Agricultural Co., Ltd......................  59,380     61,379
    Australian Infrastructure Fund........................  27,847        325
   #Australian Pharmaceutical Industries, Ltd.............  53,097     21,221
    Automotive Holdings Group, Ltd........................  37,217    126,830
   *AWE, Ltd.............................................. 194,470    235,733
    Bank of Queensland, Ltd...............................  66,578    569,213
    BC Iron, Ltd..........................................  15,510     51,446
    Beach Energy, Ltd..................................... 430,792    518,096
   #Bendigo and Adelaide Bank, Ltd........................  98,367    943,660
    BHP Billiton, Ltd.....................................   3,090     96,608
    BHP Billiton, Ltd. Sponsored ADR......................   8,973    562,876
  #*Billabong International, Ltd..........................  79,866     29,078
    Blackmores, Ltd.......................................   1,487     34,926
   *BlueScope Steel, Ltd.................................. 136,925    660,518
   #Boart Longyear, Ltd................................... 161,114     74,427
    Boral, Ltd............................................ 189,845    723,044
   #Bradken, Ltd..........................................  53,959    239,040

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
AUSTRALIA -- (Continued)
    Brambles, Ltd.........................................  10,378 $ 84,614
   #Breville Group, Ltd...................................  14,865  100,738
    Brickworks, Ltd.......................................  13,908  153,059
    BT Investment Management, Ltd.........................  11,586   37,596
   #Cabcharge Australia, Ltd..............................  40,243  156,687
    Caltex Australia, Ltd.................................  20,543  345,338
   #Cardno, Ltd...........................................  27,136  133,362
   *Carnarvon Petroleum, Ltd.............................. 105,419    5,403
    carsales.com, Ltd.....................................   7,604   67,978
    Cash Converters International, Ltd....................  58,715   62,275
   #Cedar Woods Properties, Ltd...........................   6,427   32,851
    Centrebet International, Ltd. Claim Units.............   6,648       --
   *Ceramic Fuel Cells, Ltd...............................  97,611    3,948
    Challenger, Ltd.......................................  61,701  236,672
   *Citigold Corp., Ltd................................... 194,096    8,721
    Clough, Ltd...........................................  36,846   47,318
   *Coal of Africa, Ltd...................................  24,372    3,520
    Coca-Cola Amatil, Ltd.................................   4,241   48,950
   #Cochlear, Ltd.........................................   1,038   56,956
  #*Cockatoo Coal, Ltd.................................... 148,893    7,761
   *Coffey International, Ltd.............................  53,206    6,450
   #Commonwealth Bank of Australia........................  14,379  958,440
    Computershare, Ltd....................................   6,815   59,917
   *Cooper Energy, Ltd....................................   3,853    1,542
    Crown, Ltd............................................  17,087  196,454
    CSG, Ltd..............................................  35,839   31,569
    CSR, Ltd.............................................. 182,830  359,700
  #*Cudeco, Ltd...........................................  10,487   14,796
   *Cue Energy Resources, Ltd.............................  31,448    3,811
   *Dart Energy, Ltd......................................   3,633      441
   #David Jones, Ltd...................................... 134,968  327,374
   #Decmil Group, Ltd.....................................  38,364   72,385
   *Deep Yellow, Ltd...................................... 217,870    7,780
    Devine, Ltd...........................................   2,971    2,047
   *Discovery Metals, Ltd.................................  11,417    1,638
   #Domino's Pizza Enterprises, Ltd.......................   5,839   60,947
    Downer EDI, Ltd....................................... 161,536  547,045
   #*Drillsearch Energy, Ltd..............................  58,137   71,535
    DUET Group............................................  48,961   95,059
    DuluxGroup, Ltd.......................................  32,446  130,051
    Echo Entertainment Group, Ltd......................... 260,973  615,266
  #*Elders, Ltd........................................... 130,080    9,226
   #Emeco Holdings, Ltd................................... 218,506   48,958
   *Energy Resources of Australia, Ltd....................  31,709   41,748
  #*Energy World Corp., Ltd............................... 238,480  128,524
    Envestra, Ltd.........................................  82,141   81,972
   #Euroz, Ltd............................................   1,190    1,039
   *Evolution Mining, Ltd................................. 113,903   89,273
   #Fairfax Media, Ltd.................................... 637,398  274,900
   *FAR, Ltd.............................................. 557,529   15,026
    Finbar Group, Ltd.....................................  18,455   22,386
    FKP Property Group....................................  28,270   38,247
   #Fleetwood Corp., Ltd..................................  10,971   39,248

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
    FlexiGroup, Ltd.......................................    55,831 $  228,755
   #Flight Centre, Ltd....................................     3,479    141,847
   *Focus Minerals, Ltd................................... 1,266,046     17,045
   #Forge Group, Ltd......................................     9,306     36,867
   #Fortescue Metals Group, Ltd...........................    24,802     81,430
    Funtastic, Ltd........................................    27,420      4,437
   *Goodman Fielder, Ltd..................................   651,857    447,869
    GrainCorp, Ltd. Class A...............................    35,906    399,005
   #Grange Resources, Ltd.................................   122,656     20,390
   *Gryphon Minerals, Ltd.................................     9,576      1,601
   #GUD Holdings, Ltd.....................................    21,211    122,166
  #*Gunns, Ltd............................................    75,334         --
   #GWA Group, Ltd........................................    71,988    159,101
   #Harvey Norman Holdings, Ltd...........................   121,915    291,212
   *Hastie Group, Ltd.....................................     5,715         --
    HFA Holdings, Ltd.....................................    18,498     14,486
   *Highlands Pacific, Ltd................................     3,557        264
   *Hillgrove Resources, Ltd..............................   138,463      8,721
    Hills Holdings, Ltd...................................    39,327     43,164
  #*Horizon Oil, Ltd......................................   151,121     50,259
    iiNET, Ltd............................................    39,024    212,804
    Iluka Resources, Ltd..................................    15,930    157,519
   #Imdex, Ltd............................................    49,768     33,969
    IMF Australia, Ltd....................................     8,123     13,284
    Incitec Pivot, Ltd....................................   216,391    511,353
   #Independence Group NL.................................    75,289    219,293
  #*Infigen Energy, Ltd...................................   164,162     45,041
    Insurance Australia Group, Ltd........................    62,539    326,491
    Invocare, Ltd.........................................     3,399     35,555
    IOOF Holdings, Ltd....................................    31,731    236,125
   #Iress, Ltd............................................    11,470     85,320
    James Hardie Industries P.L.C.........................     7,478     62,116
    James Hardie Industries P.L.C. Sponsored ADR..........       100      4,154
   #JB Hi-Fi, Ltd.........................................     7,418    123,846
    Jetset Travelworld, Ltd...............................    13,926      5,574
   *Kagara, Ltd...........................................    52,508      5,664
    Kingsgate Consolidated, Ltd...........................    29,636     42,544
   #Leighton Holdings, Ltd................................     3,723     55,238
    Lend Lease Group......................................    61,623    485,378
   #*Linc Energy, Ltd.....................................    60,980     88,571
   *Liquefied Natural Gas, Ltd............................     7,700      1,553
   #M2 Telecommunications Group, Ltd......................     7,407     41,665
    MACA, Ltd.............................................     1,247      2,297
    Macmahon Holdings, Ltd................................   239,512     31,177
    Macquarie Atlas Roads Group...........................    27,728     56,024
    Macquarie Group, Ltd..................................    37,045  1,460,084
  #*Matrix Composites & Engineering, Ltd..................     4,880      4,041
    MaxiTRANS Industries, Ltd.............................    31,085     35,740
   #McMillan Shakespeare, Ltd.............................     9,454     69,042
    McPherson's, Ltd......................................    18,083     23,716
   #Medusa Mining, Ltd....................................    17,550     36,495
    Melbourne IT, Ltd.....................................    24,889     42,442
  #*MEO Australia, Ltd....................................     3,261        208

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
AUSTRALIA -- (Continued)
    Mermaid Marine Australia, Ltd.........................  25,206 $   88,937
   *Metals X, Ltd.........................................  38,119      3,356
   #Metcash, Ltd..........................................  92,055    285,327
   #Miclyn Express Offshore, Ltd..........................  23,848     41,589
   #Mincor Resources NL...................................  50,636     23,672
   *Mineral Deposits, Ltd.................................  22,816     44,053
   #Mineral Resources, Ltd................................  33,050    282,073
  #*Mirabela Nickel, Ltd.................................. 130,342      9,019
   #Monadelphous Group, Ltd...............................   5,517     81,558
    Mortgage Choice, Ltd..................................  37,287     81,170
   #Mount Gibson Iron, Ltd................................ 219,142    110,156
   #Myer Holdings, Ltd.................................... 195,613    471,089
    National Australia Bank, Ltd..........................  62,086  1,742,126
   #Navitas, Ltd..........................................  14,058     75,818
   *Neon Energy, Ltd......................................  92,453     27,431
    New Hope Corp., Ltd...................................  15,453     52,245
    Newcrest Mining, Ltd..................................  55,293    609,045
   *Newsat, Ltd...........................................  12,357      4,053
   *Nexus Energy, Ltd..................................... 247,654     18,916
    NIB Holdings, Ltd.....................................  47,348     94,920
   #Northern Star Resources, Ltd..........................  36,040     28,091
   #NRW Holdings, Ltd.....................................  86,302     75,476
   #Nufarm, Ltd...........................................  54,786    221,430
    Oakton, Ltd...........................................  18,397     19,198
    Oil Search, Ltd.......................................  20,549    149,495
    Orica, Ltd............................................   6,183    100,455
    Origin Energy, Ltd.................................... 134,761  1,446,233
   #OrotonGroup, Ltd......................................     846      5,672
   *Otto Energy, Ltd......................................  72,021      5,313
    OZ Minerals, Ltd......................................  92,993    340,530
    Pacific Brands, Ltd................................... 287,197    213,082
  #*Paladin Energy, Ltd................................... 256,235    230,158
    PanAust, Ltd..........................................  41,651     73,308
    Panoramic Resources, Ltd..............................  63,646     15,165
    Patties Foods, Ltd....................................  17,109     20,909
  #*Peet, Ltd.............................................  39,333     41,335
  #*Perilya, Ltd.......................................... 102,614     16,153
   #Perpetual, Ltd........................................   3,037    109,336
  #*Pharmaxis, Ltd........................................  16,670      2,467
   *Phosphagenics, Ltd....................................  15,812      1,493
   #Platinum Asset Management, Ltd........................   6,335     36,009
   *Platinum Australia, Ltd...............................  59,641      2,057
   *PMP, Ltd..............................................  31,929      7,886
    Premier Investments, Ltd..............................  27,015    189,124
  #*Prima Biomed, Ltd.....................................  75,579      7,121
    Primary Health Care, Ltd.............................. 113,047    516,437
    Prime Media Group, Ltd................................  14,791     13,747
    PrimeAg Australia, Ltd................................  22,147     16,718
    Programmed Maintenance Services, Ltd..................  32,452     71,725
  #*Qantas Airways, Ltd................................... 269,450    305,054
    QBE Insurance Group, Ltd..............................  37,908    559,859
  #*Ramelius Resources, Ltd...............................  55,377      6,958
    Ramsay Health Care, Ltd...............................   2,541     84,066

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
AUSTRALIA -- (Continued)
   #RCR Tomlinson, Ltd....................................  45,688 $   97,648
    REA Group, Ltd........................................   2,598     76,530
    Reckon, Ltd...........................................   3,353      7,460
   *Red Fork Energy, Ltd..................................  51,282     20,249
    Redflex Holdings, Ltd.................................  15,216     15,855
    Reece Australia, Ltd..................................     839     17,788
   *Reed Resources, Ltd...................................  19,892      1,074
   #Regional Express Holdings, Ltd........................   3,539      3,757
  #*Regis Resources, Ltd..................................  23,821     75,895
   #Reject Shop, Ltd. (The)...............................   1,705     25,085
    Resolute Mining, Ltd.................................. 108,497     79,535
    Retail Food Group, Ltd................................  12,725     48,012
   #Ridley Corp., Ltd.....................................  80,953     62,511
    Rio Tinto, Ltd........................................  11,548    597,219
   *Roc Oil Co., Ltd...................................... 223,919    100,592
    Ruralco Holdings, Ltd.................................   5,076     14,678
   #SAI Global, Ltd.......................................  48,795    166,224
   #Salmat, Ltd...........................................  16,043     31,289
   *Samson Oil & Gas, Ltd. Sponsored ADR..................  10,577      7,615
   *Sandfire Resources NL.................................   1,103      5,427
    Santos, Ltd........................................... 117,325  1,439,643
  #*Saracen Mineral Holdings, Ltd......................... 168,889     24,382
    Sedgman, Ltd..........................................  31,588     17,862
   #Seek, Ltd.............................................   9,124     77,319
    Select Harvests, Ltd..................................   2,626      8,672
   *Senex Energy, Ltd..................................... 215,837    147,168
   #Servcorp, Ltd.........................................   6,641     20,894
    Service Stream, Ltd...................................   6,776        853
   #Seven Group Holdings, Ltd.............................  26,451    164,906
    Seven West Media, Ltd................................. 142,215    273,268
    Sigma Pharmaceuticals, Ltd............................ 382,200    226,791
   *Silex Systems, Ltd....................................  12,982     30,456
   *Silver Lake Resources, Ltd............................  31,055     22,630
   #Sims Metal Management, Ltd............................  49,270    396,528
    Sirtex Medical, Ltd...................................   2,967     33,241
   #Skilled Group, Ltd....................................  44,992    119,746
    Slater & Gordon, Ltd..................................   4,805     13,174
   #SMS Management & Technology, Ltd......................  15,517     73,862
    Sonic Healthcare, Ltd.................................  29,778    383,199
    Southern Cross Media Group, Ltd....................... 177,406    235,253
    SP AusNet.............................................  25,213     26,727
    Spark Infrastructure Group............................  64,136    102,860
    Specialty Fashion Group, Ltd..........................  16,869     13,049
  #*St Barbara, Ltd....................................... 148,747     66,356
  #*Starpharma Holdings, Ltd..............................   7,460      6,491
  #*Straits Resources, Ltd................................  66,500        837
   *Strike Energy, Ltd....................................  47,572      5,131
    STW Communications Group, Ltd.........................  62,980     92,755
    Suncorp Group, Ltd.................................... 139,503  1,604,820
   *Sundance Energy Australia, Ltd........................  30,669     28,920
    Sunland Group, Ltd....................................  26,250     34,196
    Super Retail Group, Ltd...............................  15,790    179,116
    Tabcorp Holdings, Ltd................................. 224,075    658,170

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)
   *Talon Petroleum, Ltd...................................  15,036 $       648
  #*Tanami Gold NL.........................................  39,447       2,276
  #*Tap Oil, Ltd...........................................  84,108      40,065
    Tassal Group, Ltd......................................  25,511      57,827
    Tatts Group, Ltd....................................... 295,543     847,190
    Technology One, Ltd....................................  25,124      46,951
  #*Ten Network Holdings, Ltd.............................. 494,348     122,217
   *TFS Corp., Ltd.........................................  42,008      18,121
   #Thorn Group, Ltd.......................................   3,330       6,437
   *Tiger Resources, Ltd................................... 183,024      32,919
    Toll Holdings, Ltd..................................... 167,102     799,870
   #Tox Free Solutions, Ltd................................  30,432      89,201
    TPG Telecom, Ltd.......................................  31,955     105,977
   #Transfield Services, Ltd............................... 152,795     122,116
   *Transpacific Industries Group, Ltd..................... 264,913     203,470
    Treasury Wine Estates, Ltd............................. 156,515     670,659
   #Troy Resources, Ltd....................................  17,626      22,431
    Trust Co., Ltd. (The)..................................   5,908      32,447
   #UGL, Ltd...............................................  27,044     176,667
   *Unity Mining, Ltd......................................  19,146       1,240
    UXC, Ltd...............................................  74,819      77,569
   #Village Roadshow, Ltd..................................  24,120     128,107
  #*Virgin Australia Holdings, Ltd......................... 304,067     124,422
    Virgin Australia Holdings, Ltd. (B7L5734).............. 272,729          --
    Warrnambool Cheese & Butter Factory Co. Holding, Ltd...   3,710      14,874
    Washington H Soul Pattinson & Co., Ltd.................  11,782     142,935
   *Watpac, Ltd............................................  27,998      13,324
    WDS, Ltd...............................................   1,417         579
   #Webjet, Ltd............................................  10,348      43,223
    Wesfarmers, Ltd........................................  33,770   1,230,830
   #Western Areas, Ltd.....................................  26,935      75,041
  #*Western Desert Resources, Ltd..........................  45,134      25,969
    Westpac Banking Corp...................................  49,145   1,363,319
    Westpac Banking Corp. Sponsored ADR....................   2,478     344,739
   #Whitehaven Coal, Ltd...................................  29,900      52,816
    WHK Group, Ltd.........................................  29,289      20,510
    Wide Bay Australia, Ltd................................   3,475      16,260
    Woodside Petroleum, Ltd................................   9,574     323,292
    WorleyParsons, Ltd.....................................   4,504      89,110
   #Wotif.com Holdings, Ltd................................   7,481      33,285
                                                                    -----------
TOTAL AUSTRALIA............................................          48,081,944
                                                                    -----------
AUSTRIA -- (0.5%)
   *A-TEC Industries AG....................................   1,773          --
    Agrana Beteiligungs AG.................................     505      64,362
    Andritz AG.............................................   2,863     154,731
    Atrium European Real Estate, Ltd.......................   5,591      31,380
    Austria Technologie & Systemtechnik AG.................   1,933      19,016
    CA Immobilien Anlagen AG...............................     920      11,574
    Erste Group Bank AG....................................  23,798     721,514
   #EVN AG.................................................   3,508      44,971
    Flughafen Wien AG......................................   2,930     186,161
    IMMOFINANZ AG..........................................  33,166     135,834

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
AUSTRIA -- (Continued)
   #Kapsch TrafficCom AG..................................    698 $   29,772
    Lenzing AG............................................    716     54,337
    Mayr Melnhof Karton AG................................    954    104,522
    Oberbank AG...........................................    693     44,077
   #Oesterreichische Post AG..............................  3,434    146,350
    OMV AG................................................ 13,223    584,968
    Palfinger AG..........................................  1,423     44,481
   #Raiffeisen Bank International AG......................  9,377    284,587
    RHI AG................................................  3,212    101,032
    Rosenbauer International AG...........................    230     16,173
    S IMMO AG.............................................  6,478     39,699
    Schoeller-Bleckmann Oilfield Equipment AG.............  1,125    132,624
   #Semperit AG Holding...................................  1,115     41,455
    Strabag SE............................................  5,030    112,707
    Telekom Austria AG....................................  4,589     31,879
    Uniqa Versicherungen AG...............................  1,558     21,146
   #Verbund AG............................................  1,871     36,863
    Vienna Insurance Group AG Wiener Versicherung Gruppe..  2,136    110,306
    Voestalpine AG........................................  8,182    313,890
    Wienerberger AG....................................... 35,995    470,422
   #Wolford AG............................................    299      7,153
   #Zumtobel AG...........................................  6,907     84,857
                                                                  ----------
TOTAL AUSTRIA.............................................         4,182,843
                                                                  ----------
BELGIUM -- (1.2%)
   *Ablynx NV.............................................  1,092     10,035
    Ackermans & van Haaren NV.............................  8,005    725,535
    Ageas................................................. 45,850  1,836,527
   *AGFA-Gevaert NV....................................... 59,172    117,908
    Anheuser-Busch InBev NV...............................  4,715    453,401
    Anheuser-Busch InBev NV Sponsored ADR.................  3,863    369,728
    Arseus NV.............................................  6,479    169,339
    Atenor Group..........................................    168      7,154
    Banque Nationale de Belgique..........................     55    198,451
    Barco NV..............................................  3,763    281,715
   #Belgacom SA...........................................  2,777     67,972
    Cie d'Entreprises CFE.................................  2,345    142,282
   *Cie Immobiliere de Belgique SA........................    301     14,269
    Cie Maritime Belge SA.................................  3,643     72,422
    Colruyt SA............................................    600     34,215
    D'ieteren SA..........................................  6,104    276,969
   *Deceuninck NV......................................... 21,543     34,097
   #Delhaize Group SA..................................... 16,577  1,093,766
   #Delhaize Group SA Sponsored ADR.......................  7,423    489,844
    Econocom Group........................................  9,378     74,875
   #Elia System Operator SA...............................  2,013     85,033
  #*Euronav NV............................................  3,522     17,352
    EVS Broadcast Equipment SA............................  1,361     98,380
    Exmar NV..............................................  8,056     92,883
  #*Galapagos NV..........................................  3,780     81,576
   *Ion Beam Applications.................................  5,092     40,396
    KBC Groep NV.......................................... 24,420    983,115
    Kinepolis Group NV....................................  1,125    151,139

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
BELGIUM -- (Continued)
    Lotus Bakeries........................................     28 $    23,917
    Melexis NV............................................  2,604      61,198
    Mobistar SA...........................................  1,523      21,719
   #NV Bekaert SA.........................................  9,487     333,558
   #Nyrstar............................................... 42,821     189,022
    Recticel SA...........................................  3,670      26,057
   #Resilux...............................................    516      43,256
   *RHJ International.....................................    936       4,739
   *Roularta Media Group NV...............................    199       2,989
    Sioen Industries NV...................................  3,689      34,108
    Sipef SA..............................................  1,388      94,330
    Solvay SA.............................................  3,292     446,244
    Telenet Group Holding NV..............................  1,059      51,220
   #Tessenderlo Chemie NV.................................  7,222     195,669
  #*ThromboGenics NV......................................  3,604     148,075
    UCB SA................................................  3,556     204,757
    Umicore SA............................................  6,281     282,745
    Van de Velde NV.......................................  1,320      62,458
                                                                  -----------
TOTAL BELGIUM.............................................         10,246,439
                                                                  -----------
CANADA -- (8.2%)
  #*5N Plus, Inc.......................................... 14,115      30,234
   #Aastra Technologies, Ltd..............................  2,300      57,685
    Absolute Software Corp................................  4,480      30,620
    Acadian Timber Corp...................................  1,000      13,339
   *Advantage Oil & Gas, Ltd.............................. 58,447     211,117
   #Aecon Group, Inc...................................... 17,773     205,226
   #AG Growth International, Inc..........................  1,960      70,969
    AGF Management, Ltd. Class B.......................... 26,323     307,542
    Agnico Eagle Mines, Ltd...............................  5,612     159,601
    Agrium, Inc...........................................  5,000     424,204
    Aimia, Inc............................................ 36,290     548,714
   *Ainsworth Lumber Co., Ltd.............................  7,849      25,982
    Akita Drilling, Ltd. Class A..........................    900      11,540
    Alacer Gold Corp...................................... 25,958      61,414
   #Alamos Gold, Inc......................................  3,200      47,139
   #Alaris Royalty Corp...................................  1,860      61,571
  #*Alexco Resource Corp.................................. 12,984      16,307
    Algoma Central Corp...................................  1,740      23,971
    Algonquin Power & Utilities Corp...................... 30,201     205,241
    Alimentation Couche Tard, Inc. Class B................  3,500     214,512
    Alliance Grain Traders, Inc...........................  4,312      66,458
   #AltaGas, Ltd..........................................  8,600     301,347
   *Alterra Power Corp.................................... 14,500       4,518
    Altus Group, Ltd......................................  6,100      55,530
    Amerigo Resources, Ltd................................ 23,684      10,261
    Amica Mature Lifestyles, Inc..........................  1,700      14,251
   *Anderson Energy, Ltd.................................. 22,450       3,607
   *Angle Energy, Inc..................................... 24,206      71,173
   *Antrim Energy, Inc.................................... 19,200       1,776
   #ARC Resources, Ltd....................................  6,517     164,337
  #*Argonaut Gold Inc.....................................  9,691      64,254
   *Arsenal Energy, Inc................................... 19,500       7,974

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
CANADA -- (Continued)
   *Atna Resources, Ltd...................................  21,888 $  3,623
   *Atrium Innovations, Inc...............................   5,537   79,570
   *ATS Automation Tooling Systems, Inc...................  23,924  266,935
   *Aura Minerals, Inc....................................  19,400    1,605
   #AuRico Gold, Inc......................................  67,474  311,388
    AutoCanada, Inc.......................................   1,200   33,403
   *Axia NetMedia Corp....................................   6,400    9,845
   *B2Gold Corp...........................................  45,600  133,191
    Badger Daylighting, Ltd...............................     100    4,778
  #*Ballard Power Systems, Inc............................  16,800   32,713
   #Bank of Montreal......................................  15,794  982,147
    Bank of Nova Scotia (064149107).......................   2,495  140,718
    Bank of Nova Scotia (2076281).........................   6,849  386,827
   *Bankers Petroleum, Ltd................................  87,981  255,266
    Barrick Gold Corp. (067901108)........................  13,606  230,894
    Barrick Gold Corp. (2024644)..........................   9,774  161,774
   *Bauer Performance Sports, Ltd.........................     100    1,095
    Baytex Energy Corp....................................     900   36,540
   #Bell Aliant, Inc......................................   3,427   92,790
   *Bellatrix Exploration, Ltd............................  29,662  194,936
   *Birchcliff Energy, Ltd................................  35,447  265,050
   #Bird Construction, Inc................................   2,259   27,470
   #Black Diamond Group, Ltd..............................   4,900  117,264
  #*BlackBerry, Ltd.......................................  71,549  628,344
  #*BlackPearl Resources, Inc.............................  48,259   75,177
   *BNK Petroleum, Inc....................................   9,254    7,478
    Bombardier, Inc. Class B..............................  14,760   71,278
   #Bonavista Energy Corp.................................  38,407  481,630
   #Bonterra Energy Corp..................................     397   19,009
   *Boralex, Inc. Class A.................................   6,100   63,548
  #*Brigus Gold Corp......................................  47,233   26,672
   *Brookfield Residential Properties, Inc................   4,535   93,738
   *Burcon NutraScience Corp..............................     300      876
    CAE, Inc..............................................  16,827  191,681
    Calfrac Well Services, Ltd............................  11,568  383,498
    Calian Technologies, Ltd..............................   1,000   17,768
   *Calvalley Petroleums, Inc. Class A....................   9,805   14,797
    Cameco Corp...........................................  30,249  614,345
    Canaccord Financial, Inc..............................  29,073  182,004
  #*Canacol Energy, Ltd...................................   3,312   12,123
    Canada Bread Co., Ltd.................................   1,900  111,085
  #*Canada Lithium Corp................................... 119,352   58,101
   #Canadian Energy Services & Technology Corp............   2,900   52,545
   #Canadian Imperial Bank of Commerce....................   4,351  330,127
    Canadian Natural Resources, Ltd. (136385101)..........  20,716  642,610
    Canadian Natural Resources, Ltd. (2171573)............  11,700  362,585
   #Canadian Oil Sands, Ltd...............................   4,460   86,586
   #Canadian Tire Corp., Ltd. Class A.....................   8,916  733,784
    Canadian Western Bank.................................  11,700  329,436
   *Canam Group, Inc. Class A.............................  11,900  114,470
    CanElson Drilling, Inc................................   9,600   56,735
   *Canfor Corp...........................................  24,916  525,684
   #Canfor Pulp Products, Inc.............................  11,218   99,827

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
    CanWel Building Materials Group, Ltd.................. 11,100 $ 28,207
   #Canyon Services Group, Inc............................ 13,638  167,172
    Capital Power Corp....................................  5,326  108,065
    Capstone Infrastructure Corp.......................... 26,647  104,035
   *Capstone Mining Corp.................................. 94,889  179,228
   *Cardero Resource Corp................................. 16,600    1,293
    Cascades, Inc......................................... 22,424  127,938
   #Cash Store Financial Services, Inc. (The).............    400      974
   *Catamaran Corp........................................  4,000  210,690
    Cathedral Energy Services, Ltd........................  8,176   37,971
    CCL Industries, Inc. Class B..........................  7,234  490,131
   *Celestica, Inc. (15101Q108)...........................  3,032   32,079
   *Celestica, Inc. (2263362)............................. 48,412  512,825
   #Cenovus Energy, Inc...................................  6,900  204,360
    Centerra Gold, Inc....................................  4,200   18,606
   *Cequence Energy, Ltd.................................. 54,192   82,837
   *CGI Group, Inc. Class A...............................  7,471  258,223
  #*China Gold International Resources Corp., Ltd......... 47,311  122,987
   *Chinook Energy, Inc................................... 10,022    9,855
    Churchill Corp. Class A...............................  5,050   43,907
   #CI Financial Corp.....................................  2,000   60,423
   #Cineplex, Inc.........................................  5,357  193,709
    Clairvest Group, Inc..................................    100    2,079
   *Claude Resources, Inc................................. 31,500    7,054
   #CML HealthCare, Inc...................................  5,956   61,700
    Cogeco Cable, Inc.....................................  3,395  163,288
   #Colabor Group, Inc....................................  7,067   30,274
   *COM DEV International, Ltd............................ 22,179   82,488
    Computer Modelling Group, Ltd.........................  2,632   65,832
   *Connacher Oil and Gas, Ltd............................ 99,121   26,057
    Constellation Software, Inc...........................    300   43,772
    Contrans Group, Inc. Class A..........................  2,000   21,458
  #*Copper Mountain Mining Corp........................... 27,218   41,605
   #Corby Distilleries, Ltd. Class A......................  2,450   49,615
   *Corridor Resources, Inc............................... 12,900   10,550
   #Corus Entertainment, Inc. Class B..................... 15,300  370,173
    Cott Corp. (22163N106)................................  4,928   41,247
    Cott Corp. (2228952).................................. 24,578  205,554
   #Crescent Point Energy Corp............................  3,850  146,001
   *Crew Energy, Inc...................................... 39,391  202,497
   *Crocotta Energy, Inc.................................. 25,080   71,057
   #Davis + Henderson Corp................................ 16,978  411,763
   *DeeThree Exploration, Ltd............................. 14,816  114,824
   *Delphi Energy Corp.................................... 43,755   72,421
  #*Denison Mines Corp.................................... 82,347  104,227
   *Descartes Systems Group, Inc. (The)...................  9,080  105,113
    Dollarama, Inc........................................  1,233   88,991
   *Dominion Diamond Corp. (257287102)....................  3,299   46,615
   *Dominion Diamond Corp. (B95LX89)...................... 18,256  258,261
    Dorel Industries, Inc. Class B........................  8,600  314,744
  #*DragonWave, Inc.......................................  6,969   21,577
  #*Duluth Metals, Ltd.................................... 14,300   19,353
  #*Dundee Precious Metals, Inc........................... 29,945  148,690

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
CANADA -- (Continued)
   *Dynasty Metals & Mining, Inc..........................   1,882 $    1,338
    E-L Financial Corp., Ltd..............................      80     50,628
  #*Eastern Platinum, Ltd................................. 193,797     15,095
    Eldorado Gold Corp....................................  26,454    208,881
    Emera, Inc............................................     700     22,272
    Empire Co., Ltd.......................................   6,100    479,460
   #Enbridge Income Fund Holdings, Inc....................   2,524     60,329
   #Encana Corp...........................................  13,705    240,448
   *Endeavour Silver Corp.................................   7,999     31,775
    Enerflex, Ltd.........................................   2,500     35,513
   *Energy Fuels, Inc.....................................  70,273     12,315
    Enerplus Corp. (292766102)............................  20,527    333,564
   #Enerplus Corp. (B584T89)..............................  20,305    329,949
    Enghouse Systems, Ltd.................................   1,800     45,881
    Ensign Energy Services, Inc...........................  29,746    517,536
  #*Epsilon Energy, Ltd...................................  10,950     35,715
    Equal Energy, Ltd.....................................   9,801     41,128
    Equitable Group, Inc..................................   2,250     87,844
   *Essential Energy Services Trust.......................  41,419    104,848
    Evertz Technologies, Ltd..............................   2,800     40,674
   *Excellon Resources, Inc...............................   5,300      8,721
   #Exchange Income Corp..................................   1,600     40,658
    Exco Technologies, Ltd................................   3,600     22,397
  #*EXFO, Inc.............................................   7,513     37,891
   #Extendicare Inc.......................................   5,081     33,936
    Fairfax Financial Holdings, Ltd.......................   2,637  1,047,509
    Finning International, Inc............................   7,200    154,922
    First Capital Realty, Inc.............................   3,035     50,470
  #*First Majestic Silver Corp............................  12,400    161,897
    First National Financial Corp.........................     600     10,515
    First Quantum Minerals, Ltd...........................  58,858    945,533
    FirstService Corp.....................................   3,300    122,766
  #*Fortress Paper, Ltd. Class A..........................   2,299     15,355
   *Fortuna Silver Mines, Inc.............................  29,188    102,020
   *Fortune Minerals, Ltd.................................     800        319
   #Franco-Nevada Corp....................................   4,300    183,119
    Gamehost, Inc.........................................   1,632     20,990
   *Gasfrac Energy Services, Inc..........................   5,600     10,686
   *Genesis Land Development Corp.........................   8,400     29,524
    Genivar, Inc..........................................  10,733    256,020
   #Genworth MI Canada, Inc...............................  11,107    309,387
    George Weston, Ltd....................................   3,972    336,678
    Gibson Energy, Inc....................................   3,900     89,877
    Gildan Activewear, Inc................................   6,523    291,125
    Glacier Media, Inc....................................   3,000      4,644
    Glentel, Inc..........................................     400      6,422
    Gluskin Sheff + Associates, Inc.......................   2,000     43,326
   *GLV, Inc. Class A.....................................   8,028     30,874
    GMP Capital, Inc......................................  17,100    104,888
    Goldcorp, Inc. (380956409)............................   4,697    132,596
   #Goldcorp, Inc. (2676302)..............................  14,911    420,574
  #*Golden Star Resources, Ltd............................  73,980     36,734
   *Gran Tierra Energy, Inc. (38500T101)..................   1,100      6,765

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------- --------
CANADA -- (Continued)
   *Gran Tierra Energy, Inc. (B2PPCS5).....................  90,056 $556,767
   *Great Canadian Gaming Corp.............................  14,900  140,572
   #Great-West Lifeco, Inc.................................   6,100  176,687
    Guardian Capital Group, Ltd. Class A...................   1,244   16,121
  #*Guyana Goldfields, Inc.................................  19,372   32,441
    Heroux-Devtek, Inc.....................................   5,375   44,744
    High Liner Foods, Inc..................................     800   24,800
   #HNZ Group, Inc.........................................   2,200   46,909
   #Home Capital Group, Inc................................   2,500  152,395
    Horizon North Logistics, Inc...........................  13,660   89,905
    HudBay Minerals, Inc. (443628102)......................   3,790   25,507
    HudBay Minerals, Inc. (B05BDX1)........................  60,809  409,696
   #Husky Energy, Inc......................................   8,905  256,633
    IAMGOLD Corp. (450913108)..............................  23,010  119,192
    IAMGOLD Corp. (2446646)................................  26,300  135,712
   #IBI Group, Inc.........................................   1,759    3,716
    IGM Financial, Inc.....................................   1,700   80,788
  #*Imax Corp..............................................   5,400  135,907
   *Imperial Metals Corp...................................   4,400   43,696
    Imperial Oil, Ltd......................................     776   33,296
   *Imris, Inc.............................................   4,300   11,848
    Indigo Books & Music, Inc..............................   1,600   17,104
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  21,198  852,791
    Innergex Renewable Energy, Inc.........................  10,896   91,976
    Intact Financial Corp..................................   5,604  329,605
   *International Forest Products, Ltd. Class A............  16,285  179,324
   #International Minerals Corp............................   4,255    7,913
    Intertape Polymer Group, Inc...........................  14,069  165,195
   *Ithaca Energy, Inc.....................................  33,318   59,039
  #*Ivanhoe Energy, Inc....................................  19,212   17,209
  #*Jaguar Mining, Inc.....................................  16,500    4,578
    Jean Coutu Group PJC, Inc. (The) Class A...............   4,300   78,707
    Just Energy Group, Inc. (48213W101)....................   2,300   16,238
   #Just Energy Group, Inc. (B63MCN1)......................   6,608   46,837
    K-Bro Linen, Inc.......................................     900   31,677
   *Katanga Mining, Ltd....................................  83,398   49,531
   *Kelt Exploration, Ltd..................................   3,000   23,513
   #Keyera Corp............................................   1,600   89,510
   #Killam Properties, Inc.................................   6,800   69,516
    Kinross Gold Corp. (496902404).........................   4,318   22,583
   #Kinross Gold Corp. (B03Z841)........................... 102,404  532,409
  #*Kirkland Lake Gold, Inc................................   9,588   32,486
  #*Lake Shore Gold Corp...................................  44,198   14,631
    Laurentian Bank of Canada..............................  10,317  452,518
   *Le Chateau, Inc. Class A...............................     500    2,551
   *Legacy Oil + Gas, Inc..................................  50,529  302,062
   #Leisureworld Senior Care Corp..........................   7,845   95,628
    Leon's Furniture, Ltd..................................   5,538   67,399
   #Lightstream Resources, Ltd.............................  52,205  425,933
    Linamar Corp...........................................  15,031  466,984
   #Liquor Stores N.A., Ltd................................   7,866  132,798
   #Loblaw Cos., Ltd.......................................   9,861  470,536
   *Long Run Exploration, Ltd..............................  28,939  113,545

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
CANADA -- (Continued)
  #*Lundin Mining Corp.................................... 105,973 $  417,866
    MacDonald Dettwiler & Associates, Ltd.................   2,340    174,993
    Magna International, Inc..............................  20,960  1,602,968
    Major Drilling Group International....................  22,244    151,383
    Manitoba Telecom Services, Inc........................   2,900     96,478
    Manulife Financial Corp...............................  40,805    718,686
    Maple Leaf Foods, Inc.................................  13,297    185,777
    Martinrea International, Inc..........................  22,401    261,719
   *Maxim Power Corp......................................   2,200      6,383
  #*MBAC Fertilizer Corp..................................   4,200      8,137
    Medical Facilities Corp...............................     800     11,956
   *MEG Energy Corp.......................................  12,822    391,613
   *MEGA Brands, Inc......................................   2,200     31,915
   *Mega Uranium, Ltd.....................................  22,900      2,230
    Melcor Developments, Ltd..............................   2,078     39,452
   *Mercator Minerals, Ltd................................  30,547      3,272
   #Methanex Corp.........................................  11,900    568,294
    Metro, Inc............................................   3,200    229,524
   #Migao Corp............................................   6,589      8,853
  #*Mood Media Corp.......................................  19,033     20,013
   #Morneau Shepell, Inc..................................  12,796    174,666
   #Mullen Group, Ltd.....................................  10,880    270,861
    National Bank of Canada...............................   5,100    392,319
    Nevsun Resources, Ltd.................................  66,496    224,006
   #New Flyer Industries, Inc.............................   8,089     91,593
  #*New Gold, Inc.........................................  66,854    485,572
    Newalta Corp..........................................  14,946    206,779
   #Niko Resources, Ltd...................................  20,892    147,064
    Norbord, Inc..........................................   4,350    137,433
   #Nordion, Inc..........................................  12,800     93,342
   *North American Energy Partners, Inc...................   5,546     27,700
  #*North American Palladium, Ltd.........................  37,050     46,173
    North West Co., Inc. (The)............................   2,932     68,055
   #Northland Power, Inc..................................   9,434    155,044
  #*Novagold Resources, Inc...............................   4,700     13,636
   *NuVista Energy, Ltd...................................  31,145    206,198
  #*OceanaGold Corp.......................................  71,900    114,105
    Onex Corp.............................................   6,200    295,181
    Open Text Corp........................................   3,100    219,092
   *Orvana Minerals Corp..................................  13,000      6,455
   *Osisko Mining Corp....................................  51,429    214,308
    Pacific Rubiales Energy Corp..........................   6,257    121,655
   *Paladin Labs, Inc.....................................   1,963    106,091
    Pan American Silver Corp. (697900108).................  10,234    130,586
    Pan American Silver Corp. (2669272)...................  20,737    263,071
   *Paramount Resources, Ltd. Class A.....................   3,054    103,743
   *Parex Resources, Inc..................................  21,595    109,121
   #Parkland Fuel Corp....................................   5,006     83,636
   #Pason Systems, Inc....................................   4,680     88,715
   *Patheon, Inc..........................................   1,395      7,742
   *Pembina Pipeline Corp. (B4PPQG5)......................   2,099     65,804
   #Pembina Pipeline Corp. (B4PT2P8)......................   5,993    187,692
   #Pengrowth Energy Corp................................. 126,853    731,155

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
    Penn West Petroleum, Ltd. (707887105)................. 60,540 $714,372
   #Penn West Petroleum, Ltd. (B63FY34)................... 51,031  603,667
  #*Perpetual Energy, Inc................................. 17,275   19,510
   *Petrobank Energy & Resources, Ltd..................... 26,705   14,820
   #Petrominerales, Ltd................................... 26,334  143,323
   #Peyto Exploration & Development Corp..................  3,335   95,917
   *Phoscan Chemical Corp................................. 21,000    5,827
   #PHX Energy Services Corp..............................  3,272   35,488
  #*Poseidon Concepts Corp................................  6,541       24
   #Precision Drilling Corp............................... 83,917  855,429
   #Premium Brands Holdings Corp..........................  4,249   79,221
   *Primero Mining Corp. (74164W106)......................  6,304   30,385
   *Primero Mining Corp. (B4Z8FV2)........................ 21,019  101,094
    Progressive Waste Solutions, Ltd...................... 16,623  398,946
    Pulse Seismic, Inc.................................... 14,104   48,336
   *Pure Technologies, Ltd................................  2,900   12,452
    QLT, Inc..............................................  3,731   16,165
   #Quebecor, Inc. Class B................................  8,000  367,325
   *Questerre Energy Corp. Class A........................ 16,560   17,574
   *Ram Power Corp........................................ 21,879    5,112
    Reitmans Canada, Ltd..................................    700    6,372
    Reitmans Canada, Ltd. Class A......................... 12,460  122,647
    Richelieu Hardware, Ltd...............................  2,000   84,218
   *Richmont Mines, Inc................................... 10,500   16,663
   #Ritchie Bros Auctioneers, Inc.........................  3,200   61,688
   *RMP Energy, Inc....................................... 33,092  144,018
   *Rock Energy, Inc......................................  5,688    8,085
   #Rocky Mountain Dealerships, Inc.......................  3,600   45,775
   #Rogers Sugar, Inc..................................... 22,850  134,595
    RONA, Inc............................................. 36,902  411,380
   #Royal Bank of Canada.................................. 13,100  818,320
   #Russel Metals, Inc.................................... 11,562  288,065
   *San Gold Corp.........................................  1,146      145
   *Sandvine Corp......................................... 21,056   39,771
  #*Santonia Energy, Inc.................................. 33,500   53,490
    Saputo, Inc...........................................  2,700  124,919
    Savanna Energy Services Corp.......................... 25,154  180,739
   *Scorpio Mining Corp................................... 31,700   11,265
    Sears Canada, Inc.....................................  4,084   52,168
    Secure Energy Services, Inc........................... 10,900  148,998
    SEMAFO, Inc........................................... 49,600   87,407
   #Shaw Communications, Inc. Class B.....................  4,800  119,311
    ShawCor, Ltd..........................................  4,853  218,057
    Sherritt International Corp........................... 97,809  374,247
    Shoppers Drug Mart Corp...............................  4,243  252,531
   *Shore Gold, Inc....................................... 15,000    2,337
   *Sierra Wireless, Inc.................................. 10,200  131,882
   *Silver Standard Resources, Inc. (82823L106)...........  2,799   21,468
   *Silver Standard Resources, Inc. (2218458)............. 19,168  147,059
    Silver Wheaton Corp...................................  9,100  209,271
    SNC-Lavalin Group, Inc................................  2,900  120,563
   *Sonde Resources Corp.................................. 10,900    8,490
  #*Southern Pacific Resource Corp........................ 90,301   30,771

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
CANADA -- (Continued)
  #*SouthGobi Resources, Ltd..............................  14,057 $   13,686
   #Sprott Resource Corp..................................  29,587    101,974
   #Sprott, Inc...........................................  15,246     39,780
   #Spyglass Resources Corp...............................  28,257     47,594
   *St Andrew Goldfields, Ltd.............................  48,000     14,020
    Stantec, Inc..........................................   7,412    342,781
    Stella-Jones, Inc.....................................   1,400    135,311
   *Stornoway Diamond Corp................................   3,000      1,548
    Strad Energy Services, Ltd............................   4,059     15,610
   #Student Transportation, Inc...........................   7,964     52,571
   #Sun Life Financial, Inc...............................  24,578    795,896
    Suncor Energy, Inc. (867224107).......................  13,770    435,545
    Suncor Energy, Inc. (B3NB1P2).........................  36,072  1,140,003
   *SunOpta, Inc..........................................  14,332    115,119
   #Superior Plus Corp....................................  16,821    198,491
   *Surge Energy, Inc.....................................  25,699    133,111
  #*TAG Oil, Ltd..........................................   2,262      8,435
    Talisman Energy, Inc. (87425E103).....................   9,212    104,188
   #Talisman Energy, Inc. (2068299)....................... 102,248  1,158,764
   *Taseko Mines, Ltd.....................................  65,075    134,319
   #Teck Resources, Ltd. Class B..........................  17,000    398,228
   #TELUS Corp............................................  10,600    322,097
   *Tembec, Inc...........................................  16,400     38,002
  #*Teranga Gold Corp. (B5TDK82)..........................   1,800      1,016
   *Teranga Gold Corp. (B4L8QT1)..........................  11,133      6,298
   *Theratechnologies, Inc................................   2,900        904
  #*Thompson Creek Metals Co., Inc. (884768102)...........   9,468     28,215
  #*Thompson Creek Metals Co., Inc. (2439806).............  41,800    125,347
   #Thomson Reuters Corp..................................  10,416    354,941
    Tim Hortons, Inc......................................   3,300    191,073
   *Timmins Gold Corp.....................................   1,800      3,873
    TMX Group, Ltd........................................   2,326    102,361
  #*TORC Oil & Gas, Ltd...................................   6,579      9,736
    Toromont Industries, Ltd..............................   6,400    145,310
   #Toronto-Dominion Bank (The)...........................  21,129  1,780,670
    Torstar Corp. Class B.................................  15,774     86,772
    Total Energy Services, Inc............................   8,184    121,354
   *Tourmaline Oil Corp...................................   3,896    150,173
   #TransAlta Corp........................................  20,057    276,318
    TransCanada Corp......................................  12,267    560,501
    Transcontinental, Inc. Class A........................  22,700    275,821
    TransForce, Inc.......................................  10,391    214,780
   *TransGlobe Energy Corp................................  16,504    110,070
   #Trican Well Service, Ltd..............................  54,245    798,544
   #Trilogy Energy Corp...................................   2,200     62,245
    Trinidad Drilling, Ltd................................  40,169    366,844
   *Turquoise Hill Resources, Ltd. (900435108)............   8,952     36,077
  #*Turquoise Hill Resources, Ltd. (B7WJ1F5)..............  37,799    151,255
   *TVA Group, Inc. Class B...............................     653      5,484
   #Twin Butte Energy, Ltd................................  73,003    117,988
    Uni-Select, Inc.......................................   2,800     56,185
   *Uranium One, Inc......................................  79,375    205,567
   *US Silver & Gold, Inc.................................   8,800      5,740

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
CANADA -- (Continued)
    Valener, Inc..........................................  1,989 $    31,023
   #Veresen, Inc.......................................... 12,200     143,131
  #*Veris Gold Corp.......................................  8,295       5,896
   #Vermilion Energy, Inc.................................    900      48,273
   #Wajax Corp............................................    861      28,694
    WaterFurnace Renewable Energy, Inc....................    913      20,743
   *Wesdome Gold Mines, Ltd............................... 14,500       5,576
    West Fraser Timber Co., Ltd...........................  6,281     572,512
    Western Energy Services Corp..........................  3,367      27,405
   *Western Forest Products, Inc.......................... 13,900      20,029
    Westjet Airlines, Ltd.................................    700      14,994
    Westshore Terminals Investment Corp...................  1,350      37,644
    Whistler Blackcomb Holdings, Inc......................  4,200      57,249
    Whitecap Resources, Inc............................... 44,247     475,598
    Wi-Lan, Inc........................................... 35,216     126,861
    Winpak, Ltd...........................................  3,194      59,396
   *Xtreme Drilling and Coil Services Corp................  6,626      23,869
    Yamana Gold, Inc. (2219279)........................... 58,105     607,016
    Yamana Gold, Inc. (98462Y100).........................  1,756      18,438
   #Zargon Oil & Gas, Ltd.................................  7,857      48,193
                                                                  -----------
TOTAL CANADA..............................................         68,591,043
                                                                  -----------
CHINA -- (0.0%)
   *Hanfeng Evergreen, Inc................................  5,700       9,101
                                                                  -----------
COLOMBIA -- (0.0%)
   *Platino Energy Corp...................................  3,845       4,268
                                                                  -----------
DENMARK -- (1.2%)
    ALK-Abello A.S........................................  2,003     165,017
   *Alm Brand A.S......................................... 29,411      98,712
    Amagerbanken A.S...................................... 38,975          --
    Ambu A.S. Class B.....................................    535      19,285
    AP Moeller--Maersk A.S. Class A.......................     15     110,933
    AP Moeller--Maersk A.S. Class B.......................     41     321,508
   *Auriga Industries Class B.............................  4,870     139,769
   *Bang & Olufsen A.S....................................  9,427      89,968
   *Bavarian Nordic A.S...................................  8,066      86,103
    Carlsberg A.S. Class B................................  3,767     373,390
    Chr Hansen Holding A.S................................  2,561      84,876
    Coloplast A.S. Class B................................  2,975     173,790
    D/S Norden A.S........................................  8,294     303,394
   *Danske Bank A.S....................................... 12,773     235,114
    Dfds A.S..............................................  1,260      87,673
    DSV A.S............................................... 14,616     383,037
  #*East Asiatic Co., Ltd. A.S............................  3,691      59,163
   #FLSmidth & Co. A.S....................................  8,988     426,443
   *Genmab A.S............................................  4,878     140,420
    GN Store Nord A.S..................................... 39,518     817,072
    H Lundbeck A.S........................................  9,527     191,757
   *H+H International A.S. Class B........................  1,940      10,036
    Harboes Bryggeri A.S. Class B.........................    511       6,824
    IC Companys A.S.......................................  1,797      45,462

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
DENMARK -- (Continued)
    Jeudan A.S............................................    667 $    74,399
   *Jyske Bank A.S........................................ 19,941     873,514
    NKT Holding A.S.......................................  8,353     338,556
    Nordjyske Bank A.S....................................    140       2,263
    Norresundby Bank A.S..................................    195       6,019
    Novozymes A.S. Class B................................  4,427     151,744
    Pandora A.S........................................... 12,272     488,324
   *Parken Sport & Entertainment A.S......................    848      11,999
    PER Aarsleff A.S. Class B.............................    442      46,789
    Ringkjoebing Landbobank A.S...........................  1,082     189,050
    Rockwool International A.S. Class B...................  1,995     315,346
    Royal UNIBREW A.S.....................................  2,538     244,652
    Schouw & Co...........................................  5,240     196,468
    SimCorp A.S...........................................  4,450     142,390
    Solar A.S. Class B....................................  1,358      62,589
   *Spar Nord Bank A.S.................................... 18,108     125,325
   *Sydbank A.S........................................... 23,245     519,934
    TDC A.S............................................... 48,913     428,122
    Tivoli A.S............................................      1         530
   *TK Development A.S....................................  4,894       8,156
   *Topdanmark A.S........................................ 12,670     355,901
   *TopoTarget A.S........................................ 61,560      31,090
    Tryg A.S..............................................  2,508     227,327
   #United International Enterprises......................    632     109,993
   *Vestas Wind Systems A.S............................... 37,011     742,935
   *Vestjysk Bank A.S.....................................  1,419       2,374
   *William Demant Holding A.S............................    126      11,097
  #*Zealand Pharma A.S....................................    157       2,093
                                                                  -----------
TOTAL DENMARK.............................................         10,078,725
                                                                  -----------
FINLAND -- (1.6%)
    Ahlstrom Oyj..........................................  6,489      94,641
    Aktia Bank Oyj........................................  2,082      19,921
    Alma Media Oyj........................................  6,053      23,154
    Amer Sports Oyj....................................... 20,376     404,471
    Aspo Oyj..............................................  1,177       8,558
    Atria P.L.C...........................................  2,419      22,035
    Bank of Aland P.L.C. Class B..........................      5          55
    BasWare Oyj...........................................     30         759
   #Cargotec Oyj.......................................... 11,121     395,126
   *Caverion Corp......................................... 15,587      86,677
    Citycon Oyj........................................... 28,743      90,854
    Cramo Oyj.............................................  5,196      64,419
    Elektrobit Corp....................................... 47,687      62,747
   #Elisa Oyj.............................................  5,993     129,048
    F-Secure Oyj.......................................... 14,826      33,374
    Finnair Oyj........................................... 26,833     103,583
   *Finnlines Oyj.........................................    894       7,357
    Fiskars Oyj Abp.......................................  4,309     100,945
    Fortum Oyj............................................ 46,642     922,559
    HKScan Oyj Class A....................................  5,330      26,004
    Huhtamaki Oyj......................................... 20,427     389,306
    Ilkka-Yhtyma Oyj......................................  3,592      14,527

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
FINLAND -- (Continued)
    Kemira Oyj............................................  25,543 $   397,424
    Kesko Oyj Class A.....................................     817      27,418
    Kesko Oyj Class B.....................................  19,157     602,504
    Kone Oyj Class B......................................   2,842     211,667
    Konecranes Oyj........................................   4,682     137,279
    Lannen Tehtaat Oyj....................................     276       6,252
    Lassila & Tikanoja Oyj................................   5,291      99,607
    Lemminkainen Oyj......................................   2,049      40,410
    Metsa Board Oyj.......................................  55,249     187,711
    Metso Oyj.............................................   5,589     196,905
   *Munksjo Oyj...........................................   1,622      11,676
    Neste Oil Oyj.........................................  42,484     613,896
  #*Nokia Oyj............................................. 440,404   1,741,105
    Nokian Renkaat Oyj....................................   4,559     202,482
    Okmetic Oyj...........................................   2,360      15,341
    Olvi Oyj Class A......................................   1,764      63,270
    Oriola-KD Oyj Class B.................................  35,693     112,792
    Orion Oyj Class A.....................................   2,849      70,585
    Orion Oyj Class B.....................................   5,412     132,479
  #*Outokumpu Oyj......................................... 300,381     185,830
   #Outotec Oyj...........................................  15,432     187,237
    PKC Group Oyj.........................................   3,333      91,966
    Pohjola Bank P.L.C. Class A...........................  25,713     445,360
    Ponsse Oy.............................................     608       4,700
   *Poyry Oyj.............................................   4,941      24,863
    Raisio P.L.C. Class V.................................  34,264     152,671
    Ramirent Oyj..........................................  11,256     105,288
    Rautaruukki Oyj.......................................  29,759     174,449
    Ruukki Group Oyj......................................  27,643      15,054
    Saga Furs Oyj.........................................     284      11,265
    Sampo Class A.........................................  15,199     665,662
    Sanoma Oyj............................................  19,984     145,337
    Scanfil P.L.C.........................................   4,843       5,778
    Sievi Capital P.L.C...................................   9,299      13,205
    Stockmann Oyj Abp (5462371)...........................   2,666      42,256
   #Stockmann Oyj Abp (5462393)...........................   5,450      82,270
    Stora Enso Oyj Class R................................ 121,431     900,849
  #*Talvivaara Mining Co. P.L.C........................... 190,260      30,306
    Technopolis Oyj.......................................   6,838      43,888
    Tieto Oyj.............................................  12,024     229,714
    Tikkurila Oyj.........................................   4,191      92,068
    UPM-Kymmene Oyj....................................... 114,249   1,271,908
   #Uponor Oyj............................................   6,171     107,402
    Vacon P.L.C...........................................   1,144      78,695
    Vaisala Oyj Class A...................................   1,578      42,840
    Wartsila Oyj Abp......................................   4,750     215,334
    YIT Oyj...............................................  15,587     211,996
                                                                   -----------
TOTAL FINLAND.............................................          13,449,114
                                                                   -----------
FRANCE -- (6.4%)
    Accor SA..............................................   5,760     217,116
    Aeroports de Paris....................................     813      84,000
  #*Air France-KLM........................................  45,894     370,962

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
FRANCE -- (Continued)
    Akka Technologies SA..................................   1,693 $   52,088
  #*Alcatel-Lucent........................................ 863,979  2,180,777
   *Alcatel-Lucent Sponsored ADR..........................  32,900     83,566
    Alstom SA.............................................   4,833    163,540
    Altamir Amboise.......................................   4,940     59,802
    Alten SA..............................................   4,315    160,584
    Altran Technologies SA................................  27,098    194,069
    April.................................................   4,564     92,754
  #*Archos................................................   3,060     12,167
    Arkema SA.............................................   6,195    620,848
    Assystem..............................................   2,730     58,486
    AtoS..................................................   4,154    312,486
    Audika Groupe.........................................   1,518     16,193
    AXA SA................................................  38,807    855,361
    AXA SA Sponsored ADR..................................  14,588    321,957
    Axway Software SA.....................................     565     13,069
  #*Beneteau SA...........................................   7,535    100,781
    BioMerieux............................................     753     76,926
    BNP Paribas SA........................................  31,540  2,044,966
    Boiron SA.............................................   1,252     67,034
    Bollore SA............................................     930    445,970
    Bonduelle SCA.........................................   4,808    119,220
    Bongrain SA...........................................   1,358     87,985
    Bourbon SA............................................  13,602    369,352
   *Boursorama............................................   7,609     71,856
    Bouygues SA...........................................  20,927    612,783
  #*Bull..................................................  26,345     87,086
    Cap Gemini SA.........................................  15,042    822,704
    Carrefour SA..........................................  10,179    311,858
    Casino Guichard Perrachon SA..........................   6,133    631,554
   *Cegedim SA............................................     820     23,352
    Cegid Group...........................................     946     19,982
    CGG Sponsored ADR.....................................  16,300    407,500
    Christian Dior SA.....................................     535     94,804
    Cie de St-Gobain......................................  45,709  2,123,136
    Cie des Alpes.........................................     804     17,333
   *Cie Generale de Geophysique--Veritas..................  11,543    291,406
    Cie Generale des Etablissements Michelin..............  15,610  1,565,329
    Ciments Francais SA...................................   1,256     76,147
   *Club Mediterranee SA..................................   7,116    165,068
    CNP Assurances........................................  19,971    337,757
   *Credit Agricole SA....................................  99,863    953,277
   #Dassault Systemes SA..................................     955    125,540
   *Derichebourg SA.......................................  32,767    113,151
    Devoteam SA...........................................     983     13,321
    Edenred...............................................   4,370    140,049
    Eiffage SA............................................   8,192    439,506
    Electricite de France SA..............................   5,920    173,533
    Electricite de Strasbourg.............................      88     10,818
    Eramet................................................     738     65,010
    Essilor International SA..............................   2,283    255,506
    Esso SA Francaise.....................................     803     48,815
    Etablissements Maurel et Prom.........................  12,171    198,621

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
FRANCE -- (Continued)
   *Etam Developpement SA.................................     518 $   11,577
    Euler Hermes SA.......................................   3,745    419,162
   *Euro Disney SCA.......................................   2,997     18,101
    Eurofins Scientific...................................     808    176,997
    European Aeronautic Defence and Space Co. NV..........   5,781    346,195
    Eutelsat Communications SA............................   2,295     64,144
    Faiveley Transport SA.................................   1,322     88,989
  #*Faurecia..............................................  13,523    356,967
    Fimalac...............................................   1,034     55,676
    France Telecom SA.....................................  28,873    284,776
   *GameLoft SE...........................................   6,034     48,893
    GDF Suez..............................................  39,811    835,008
    GL Events.............................................   2,844     63,022
    Groupe Eurotunnel SA..................................  75,914    595,559
    Groupe Flo............................................   2,320      8,351
   *Groupe Fnac...........................................     366      8,229
    Groupe Steria SCA.....................................   8,746    123,440
    Guerbet...............................................     133     14,994
   *Haulotte Group SA.....................................   3,182     28,235
    Havas SA..............................................  67,887    513,581
   *Hi-Media SA...........................................   7,835     18,122
    Iliad SA..............................................     182     42,939
    Imerys SA.............................................   2,826    186,846
   #Ingenico..............................................   5,133    383,521
    Interparfums SA.......................................   1,509     49,877
    Ipsen SA..............................................   2,449     98,226
   #IPSOS.................................................   6,681    237,345
    Jacquet Metal Service.................................   2,432     30,724
    JCDecaux SA...........................................   2,330     74,627
   #Korian................................................   2,246     52,857
    L.D.C. SA.............................................     210     33,058
    Lafarge SA............................................  20,467  1,309,253
    Lagardere SCA.........................................  22,161    702,211
    Laurent-Perrier.......................................     548     48,641
    Legrand SA............................................   4,078    211,309
    LISI..................................................     788    103,673
    LVMH Moet Hennessy Louis Vuitton SA...................   1,212    220,620
    Maisons France Confort................................     139      4,569
   #Manitou BF SA.........................................   3,827     49,499
    Manutan International.................................     234     11,280
    Medica SA.............................................  11,239    231,087
    Mersen................................................   4,643    105,489
    Metropole Television SA...............................   6,772    133,469
    Montupet..............................................   1,491     36,390
    Natixis............................................... 102,412    523,320
    Naturex...............................................   1,253     95,993
   #Neopost SA............................................   3,038    218,246
   #Nexans SA.............................................   9,541    507,863
    Nexity SA.............................................   7,579    299,389
    Norbert Dentressangle SA..............................     948     91,049
   *NRJ Group.............................................   3,854     31,907
    Orange SA ADR.........................................   3,032     29,865
   #Orpea.................................................   5,112    241,286

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
FRANCE -- (Continued)
    Osiatis SA.............................................   1,439 $   18,551
  #*PagesJaunes Groupe.....................................   7,219     15,747
   *Parrot SA..............................................   1,776     47,799
    Pernod-Ricard SA.......................................   2,185    260,707
  #*Peugeot SA.............................................  97,461  1,244,790
  #*Pierre & Vacances SA...................................     947     21,968
    Plastic Omnium SA......................................   3,501    238,846
    PPR....................................................   2,938    673,783
   #Publicis Groupe SA.....................................   3,302    266,392
    Rallye SA..............................................   7,245    267,640
   *Recylex SA.............................................   7,033     21,242
    Remy Cointreau SA......................................     864     89,472
    Renault SA.............................................  21,382  1,684,676
    Rexel SA...............................................  24,727    601,419
    Robertet SA............................................     246     49,388
    Rubis SCA..............................................   1,925    122,969
    Sa des Ciments Vicat...................................   3,589    241,970
    Safran SA..............................................   5,906    346,827
    Saft Groupe SA.........................................   7,274    179,692
    Samse SA...............................................      40      3,416
    Sanofi.................................................  19,474  2,038,611
    Sanofi ADR.............................................     880     45,302
    Sartorius Stedim Biotech...............................   1,037    156,670
    Schneider Electric SA..................................   6,126    488,002
    SCOR SE................................................  34,690  1,105,467
    SEB SA.................................................   1,722    143,230
    Seche Environnement SA.................................     578     19,831
    Sechilienne-Sidec......................................   5,326    108,183
   *Sequana SA.............................................   1,894     14,700
    SES SA.................................................   3,759    110,641
    Soc Mar Tunnel Prado Car...............................     200      7,250
    Societe BIC SA.........................................   1,862    206,833
    Societe d'Edition de Canal +...........................   9,370     66,430
    Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco...............................................     408     17,731
    Societe Generale SA....................................  59,410  2,390,234
    Societe Internationale de Plantations d'Heveas SA......     378     27,788
    Societe Television Francaise 1.........................  35,697    528,651
    Sodexo.................................................   1,066     97,356
  #*SOITEC.................................................  53,292    118,790
    Somfy SA...............................................     303     69,454
   #Sopra Group SA.........................................     565     41,430
    Stallergenes SA........................................     144     10,588
   *Ste Industrielle d'Aviation Latecoere SA...............   1,510     17,584
    Stef...................................................   1,194     67,910
   #STMicroelectronics NV (861012102)......................  14,700    125,391
    STMicroelectronics NV (5962332)........................ 106,648    913,655
    Store Electronic.......................................   1,158     18,036
    Suez Environnement Co..................................   7,167    101,686
    Sword Group............................................   2,537     41,429
    Synergie SA............................................   4,436     56,104
   *Technicolor SA.........................................  23,209    116,452
    Technip SA.............................................   2,659    293,390
    Teleperformance........................................  14,270    691,731

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
FRANCE -- (Continued)
    Thales SA.............................................  2,245 $   115,609
  #*Theolia SA............................................ 18,387      41,316
    Thermador Groupe......................................    269      21,648
    Total Gabon...........................................     61      35,297
    Total SA.............................................. 27,289   1,454,187
    Total SA Sponsored ADR................................ 16,698     885,829
    Touax SA..............................................    388       8,627
  #*Transgene SA..........................................  1,632      21,271
   *Trigano SA............................................  3,671      52,452
   *UBISOFT Entertainment................................. 30,231     461,181
    Union Financiere de France BQE SA.....................    730      16,178
    Valeo SA..............................................  6,816     539,688
    Vallourec SA.......................................... 21,896   1,293,318
  #*Valneva SE............................................    568       2,514
    Veolia Environnement SA...............................  7,418      99,864
   #Vetoquinol SA.........................................    151       5,389
    Viel et Co............................................ 10,410      32,444
   #Vilmorin & Cie........................................  1,037     124,954
    Vinci SA..............................................  5,852     316,540
    Virbac SA.............................................    612     122,304
    Vivendi SA............................................ 53,400   1,141,844
   *VM Materiaux SA.......................................     25         541
    Vranken-Pommery Monopole SA...........................    394      10,195
    Zodiac Aerospace......................................  2,570     373,379
                                                                  -----------
TOTAL FRANCE..............................................         53,685,710
                                                                  -----------
GERMANY -- (4.8%)
   *Aareal Bank AG........................................ 17,550     484,996
    Adidas AG.............................................  4,493     500,812
    Adler Modemaerkte AG..................................  1,400      13,478
   *ADVA Optical Networking SE............................ 10,306      55,910
  #*Air Berlin P.L.C......................................  9,292      23,501
   *Aixtron SE NA......................................... 10,539     165,479
    Allgeier SE...........................................    325       6,362
    Allianz SE............................................ 13,578   2,115,879
    Allianz SE ADR........................................ 11,988     186,174
    Amadeus Fire AG.......................................    140       8,468
   *AS Creation Tapeten...................................     50       2,501
    Aurubis AG............................................ 10,889     612,742
   #Axel Springer AG......................................  7,705     403,405
    BASF SE...............................................  5,093     451,385
    Bauer AG..............................................  2,995      76,389
    Bayer AG..............................................  5,180     602,097
    Bayerische Motoren Werke AG...........................  6,302     616,832
   #BayWa AG..............................................  3,204     158,180
    Bechtle AG............................................  4,093     201,048
    Beiersdorf AG.........................................  1,266     117,072
    Bertrandt AG..........................................    498      57,341
    Bijou Brigitte AG.....................................    719      63,059
    Bilfinger SE..........................................  3,996     379,888
    Biotest AG............................................    741      57,532
    Borussia Dortmund GmbH & Co. KGaA..................... 13,961      57,552
    Brenntag AG...........................................    760     125,083

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
GERMANY -- (Continued)
    CANCOM SE.............................................  3,065 $  102,224
    Carl Zeiss Meditec AG.................................  1,892     64,114
    CAT Oil AG............................................  4,317     81,666
    Celesio AG............................................ 24,187    546,589
    CENIT AG..............................................  1,384     16,206
    CENTROTEC Sustainable AG..............................  3,207     61,474
    Cewe Color Holding AG.................................  1,744     81,123
    Comdirect Bank AG.....................................  9,787     95,388
   *Commerzbank AG........................................ 75,876    645,888
   #CompuGroup Medical AG.................................    562     13,733
   *Constantin Medien AG.................................. 11,950     25,068
    Continental AG........................................  2,736    430,835
   #CropEnergies AG.......................................  6,908     58,546
    CTS Eventim AG........................................  1,572     70,720
    DAB Bank AG...........................................  5,739     26,057
    Daimler AG............................................ 25,279  1,753,643
    Delticom AG...........................................    800     39,184
    Deutsche Bank AG...................................... 29,192  1,313,348
    Deutsche Boerse AG....................................  3,214    227,695
   *Deutsche Lufthansa AG................................. 36,193    725,298
    Deutsche Post AG...................................... 30,092    841,493
    Deutsche Telekom AG................................... 30,465    370,454
    Deutsche Telekom AG Sponsored ADR..................... 26,160    318,890
    Deutsche Wohnen AG.................................... 11,280    198,820
   *Deutz AG.............................................. 28,578    198,592
  #*Dialog Semiconductor P.L.C............................  3,072     50,766
    Dr Hoenle AG..........................................  1,129     17,670
    Draegerwerk AG & Co. KGaA.............................    436     48,159
    Drillisch AG..........................................  8,176    149,532
    Duerr AG..............................................  2,354    157,612
    E.ON SE............................................... 50,088    850,449
    Eckert & Ziegler AG...................................    837     27,867
    Elmos Semiconductor AG................................  2,828     33,791
    ElringKlinger AG......................................  3,130    115,792
   #Euromicron AG.........................................  2,040     39,448
  #*Evotec AG............................................. 27,747     93,682
    Fielmann AG...........................................    103     10,740
   *Francotyp-Postalia Holding AG Class A.................  1,685      7,418
    Fraport AG Frankfurt Airport Services Worldwide.......  6,284    406,814
    Freenet AG............................................ 26,602    634,505
    Fresenius Medical Care AG & Co. KGaA..................  3,346    211,281
    Fresenius Medical Care AG & Co. KGaA ADR..............  2,000     62,920
    Fresenius SE & Co. KGaA...............................  2,697    339,519
    Fuchs Petrolub AG.....................................    497     32,658
   *GAGFAH SA.............................................  4,662     53,769
    GEA Group AG..........................................  9,316    385,010
    Gerresheimer AG.......................................  5,778    336,521
    Gerry Weber International AG..........................  2,100     93,965
   #Gesco AG..............................................    696     66,887
    GFK SE................................................  2,910    143,540
    GFT Technologies AG...................................    918      5,735
  #*Gigaset AG............................................ 14,453     12,925
   #Gildemeister AG....................................... 12,931    300,573

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
GERMANY -- (Continued)
    Grammer AG............................................  4,928 $  164,428
    Grenkeleasing AG......................................  1,404    129,111
    GSW Immobilien AG.....................................  1,836     74,460
   *H&R AG................................................  3,046     35,300
    Hamburger Hafen und Logistik AG.......................  3,532     84,557
    Hannover Rueckversicherung SE.........................  7,599    564,397
    Hansa Group AG........................................  3,842     13,348
    HeidelbergCement AG................................... 15,024  1,157,457
  #*Heidelberger Druckmaschinen AG........................ 81,153    200,118
    Henkel AG & Co. KGaA..................................  1,143     94,721
    Highlight Communications AG...........................  7,046     36,336
    Hochtief AG...........................................  5,194    395,603
    Homag Group AG........................................    181      3,373
    Hugo Boss AG..........................................    391     45,397
    Indus Holding AG......................................  5,549    185,264
    Infineon Technologies AG ADR.......................... 51,964    459,881
    Isra Vision AG........................................    709     33,067
  #*IVG Immobilien AG..................................... 23,191      5,139
    Jenoptik AG........................................... 11,659    145,920
   *Joyou AG..............................................    888     14,048
   #K+S AG................................................  7,234    178,684
    Kabel Deutschland Holding AG..........................  2,230    251,068
   *Kloeckner & Co. SE.................................... 32,793    409,967
    Koenig & Bauer AG.....................................  2,079     41,844
    Kontron AG............................................ 15,073     70,814
   #Krones AG.............................................  2,952    249,172
    KSB AG................................................     37     22,604
   #KUKA AG...............................................  4,102    181,064
    KWS Saat AG...........................................    348    116,270
    Lanxess AG............................................  5,244    328,242
    Leifheit AG...........................................    470     17,922
    Leoni AG..............................................  8,023    399,575
    Linde AG..............................................  2,259    435,157
    LPKF Laser & Electronics AG...........................    988     18,213
    MAN SE................................................  1,448    165,071
   *Manz AG...............................................    828     36,968
    Merck KGaA............................................  2,471    408,268
    Metro AG.............................................. 11,356    391,844
    MLP AG................................................ 13,729     83,934
   *Morphosys AG..........................................  3,794    259,001
    MTU Aero Engines Holding AG...........................  2,153    195,596
    Muehlbauer Holding AG & Co. KGaA......................    110      2,675
    Muenchener Rueckversicherungs AG......................  5,782  1,148,148
    MVV Energie AG........................................    479     14,087
    Nemetschek AG.........................................    818     49,764
  #*Nordex SE............................................. 17,257    144,334
    Norma Group SE........................................  4,509    191,437
   #OHB AG................................................    562     12,644
   *Osram Licht AG........................................    292     11,398
   *Patrizia Immobilien AG................................  9,625    105,323
    Pfeiffer Vacuum Technology AG.........................    809     88,171
    PNE Wind AG........................................... 20,016     73,030
    Progress-Werk Oberkirch AG............................    133      6,305

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
GERMANY -- (Continued)
    Puma SE...............................................    203 $    56,678
   *QIAGEN NV............................................. 24,936     512,322
    QSC AG................................................ 28,099     114,256
    R Stahl AG............................................    522      25,278
    Rational AG...........................................    372     107,972
    Rheinmetall AG........................................ 13,360     618,099
    Rhoen Klinikum AG..................................... 22,436     544,027
    RIB Software AG.......................................     80         516
    RWE AG................................................ 38,560   1,161,402
   *SAF-Holland SA........................................ 11,004     127,292
    Salzgitter AG......................................... 11,893     442,725
    Schaltbau Holding AG..................................    411      19,550
   #SGL Carbon SE.........................................  5,961     194,617
    SHW AG................................................    230       8,953
   #Siemens AG............................................  2,924     321,147
    Siemens AG Sponsored ADR..............................  4,862     537,056
  #*Singulus Technologies AG.............................. 14,065      24,830
    Sixt AG...............................................  3,716      92,166
    SKW Stahl-Metallurgie Holding AG......................  1,512      23,694
   *Sky Deutschland AG.................................... 52,321     409,609
   #SMA Solar Technology AG...............................    678      23,138
    SMT Scharf AG.........................................    508      16,292
    Software AG...........................................  6,687     203,308
  #*Solarworld AG......................................... 15,913      10,368
    Stada Arzneimittel AG................................. 11,483     538,440
   *Stroeer Media AG......................................  4,522      60,065
   #Suedzucker AG.........................................  5,483     179,110
  #*Suss Microtec AG......................................  4,481      42,923
    Symrise AG............................................  5,966     257,653
    TAG Immobilien AG..................................... 26,881     318,729
    Takkt AG..............................................  6,570     111,479
   #Technotrans...........................................    806       9,263
    Telegate AG...........................................    473       5,747
   *ThyssenKrupp AG....................................... 34,086     740,508
   *Tipp24 SE.............................................  1,213      69,598
   *Tom Tailor Holding AG.................................  5,172     112,665
   *TUI AG................................................ 42,277     533,345
    United Internet AG....................................  3,923     128,139
   *Verbio AG.............................................  1,930       2,255
    Volkswagen AG.........................................    901     204,749
    Vossloh AG............................................  1,407     117,222
    VTG AG................................................  3,057      57,322
   #Wacker Chemie AG......................................  3,245     316,554
    Wacker Neuson SE......................................  7,223      96,413
   #Washtec AG............................................  5,153      70,403
    Wincor Nixdorf AG.....................................  1,966     124,709
    Wirecard AG...........................................  3,827     118,039
    XING AG...............................................     84       6,151
                                                                  -----------
TOTAL GERMANY.............................................         40,307,056
                                                                  -----------
GREECE -- (0.3%)
   *Alpha Bank AE......................................... 80,019      47,551
    Athens Water Supply & Sewage Co. SA (The).............  2,339      18,508

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
GREECE -- (Continued)
   *Bank of Cyprus P.L.C................................... 171,745 $       --
    Bank of Greece.........................................   3,497     57,680
   *Diagnostic & Therapeutic Center of Athens Hygeia SA....  13,381      6,947
   *Ellaktor SA............................................  23,131     67,495
   *Folli Follie Group.....................................   8,653    202,924
   *Fourlis Holdings SA....................................   6,512     21,886
   *Frigoglass SA..........................................  10,274     65,338
   *GEK Terna Holding Real Estate Construction SA..........  11,494     33,249
    Hellenic Exchanges SA Holding Clearing Settlement and
      Registry.............................................  15,367    124,296
    Hellenic Petroleum SA..................................  16,831    165,424
   *Hellenic Telecommunications Organization SA............  33,069    298,575
    Intralot SA-Integrated Lottery Systems & Services......  21,273     48,795
    JUMBO SA...............................................  23,577    250,404
   *Lamda Development SA...................................   2,665     13,832
   *Marfin Investment Group Holdings SA.................... 146,593     55,960
    Metka SA...............................................   6,296     93,122
    Motor Oil Hellas Corinth Refineries SA.................  16,366    165,641
   *Mytilineos Holdings SA.................................  18,602    107,358
   *National Bank of Greece SA.............................  70,212    244,491
    National Bank of Greece SA ADR.........................     828      2,939
    OPAP SA................................................   9,292     83,392
   *Piraeus Bank SA........................................  17,430     22,190
    Piraeus Port Authority.................................     870     18,529
    Public Power Corp. SA..................................   5,009     51,823
   *Sarantis SA............................................   1,038      7,048
   *Sidenor Steel Products Manufacturing Co. SA............   5,520     12,138
    Terna Energy SA........................................   6,722     28,095
   *Titan Cement Co. SA....................................  10,050    182,779
   *TT Hellenic Postbank SA................................  30,534         --
   *Viohalco Hellenic Copper and Aluminum Industry SA......  25,814    151,148
                                                                    ----------
TOTAL GREECE...............................................          2,649,557
                                                                    ----------
HONG KONG -- (2.4%)
    AAC Technologies Holdings, Inc.........................  16,500     76,776
    Aeon Stores Hong Kong Co., Ltd.........................   5,500     10,608
    AIA Group, Ltd.........................................  91,600    433,574
    Alco Holdings, Ltd.....................................  68,000     13,763
    Allied Group, Ltd......................................   6,000     20,077
    Allied Properties HK, Ltd.............................. 650,540     92,361
   *Apac Resources, Ltd.................................... 600,000     10,439
    APT Satellite Holdings, Ltd............................  78,000     67,953
    Asia Financial Holdings, Ltd...........................  98,000     42,296
    Asia Satellite Telecommunications Holdings, Ltd........  27,000    104,473
    Asia Standard International Group...................... 230,000     50,925
    ASM Pacific Technology, Ltd............................   4,800     52,126
    Associated International Hotels, Ltd...................  10,000     28,509
    Bank of East Asia, Ltd.................................  37,941    142,225
   *Birmingham International Holdings, Ltd................. 326,000         --
    BOC Hong Kong Holdings, Ltd............................  46,500    145,882
    Bonjour Holdings, Ltd.................................. 168,000     30,302
    Bossini International Hldg............................. 160,000      8,144
   *Brightoil Petroleum Holdings, Ltd...................... 108,000     18,786
   *Brockman Mining, Ltd................................... 873,840     49,328

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                           --------- --------
HONG KONG -- (Continued)
    Cafe de Coral Holdings, Ltd...........................    16,000 $ 51,980
    Cathay Pacific Airways, Ltd...........................   121,000  224,023
   *Chaoyue Group, Ltd....................................    15,000    1,064
    Chen Hsong Holdings...................................    48,000   14,226
    Cheuk Nang Holdings, Ltd..............................    20,000   15,925
    Cheung Kong Holdings, Ltd.............................    46,000  645,076
    Cheung Kong Infrastructure Holdings, Ltd..............    12,000   82,851
   *Cheung Wo International Holdings, Ltd.................   120,000   10,831
    Chevalier International Holdings, Ltd.................    20,000   36,079
   *China Billion Resources, Ltd..........................   198,000       --
   *China Boon Holdings, Ltd..............................   300,000    2,900
   *China Daye Non-Ferrous Metals Mining, Ltd.............   582,000   13,420
   *China Electronics Corp. Holdings Co., Ltd.............    56,000   11,129
   *China Energy Development Holdings, Ltd................   746,000   13,372
   *China Flavors & Fragrances Co., Ltd...................    18,102    2,428
   *China Infrastructure Investment, Ltd..................   532,000    9,254
    China Metal International Holdings, Inc...............   162,000   49,279
   *China Nuclear Industry 23 International Corp., Ltd....    48,000    6,864
   *China Outdoor Media Group, Ltd........................ 1,750,000   14,177
   *China Renji Medical Group, Ltd........................ 1,318,000    8,148
   *China Solar Energy Holdings, Ltd......................    64,000    1,816
    China Star Entertainment, Ltd.........................   200,000    4,231
    Chong Hing Bank, Ltd..................................    31,000   91,670
    Chow Sang Sang Holdings International, Ltd............    47,000  108,957
    Chu Kong Shipping Enterprise Group Co., Ltd...........   106,000   40,559
   *Chuang's Consortium International, Ltd................   266,925   31,657
    CITIC Telecom International Holdings, Ltd.............   211,000   64,447
    CK Life Sciences International Holdings, Inc..........   966,000   78,397
    CNT Group, Ltd........................................   406,000   16,092
   *CP Lotus Corp.........................................   260,000    7,301
    Cross-Harbour Holdings, Ltd. (The)....................     7,000    5,667
    CSI Properties, Ltd................................... 1,321,515   53,616
   *Culture Landmark Investment, Ltd......................    39,600    4,269
   *Culturecom Holdings, Ltd..............................    50,000    9,735
    Dah Sing Banking Group, Ltd...........................   128,360  149,012
    Dah Sing Financial Holdings, Ltd......................    43,000  178,136
   #Dan Form Holdings Co., Ltd............................   191,000   23,109
    Dickson Concepts International, Ltd...................    89,000   49,554
    Dorsett Hospitality International, Ltd................   161,000   38,789
    EcoGreen Fine Chemicals Group, Ltd....................     4,000      758
    Emperor Capital Group, Ltd............................   342,000   14,751
    Emperor Entertainment Hotel, Ltd......................   165,000   55,276
    Emperor International Holdings........................   321,750   90,364
    Emperor Watch & Jewellery, Ltd........................   990,000   75,244
   *EPI Holdings, Ltd.....................................   980,000   29,790
    Esprit Holdings, Ltd..................................   425,699  694,111
   *eSun Holdings, Ltd....................................   198,000   29,286
    Fairwood, Ltd.........................................     8,000   16,708
   #Far East Consortium International, Ltd................   308,580  103,945
    First Pacific Co., Ltd................................   143,200  161,833
   *Fountain SET Holdings, Ltd............................   194,000   29,493
   *Foxconn International Holdings, Ltd...................   474,000  254,252
    Fujikon Industrial Holdings, Ltd......................     8,000    2,278

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                            --------- --------
HONG KONG -- (Continued)
   *G-Resources Group, Ltd................................. 4,713,000 $166,920
   *Galaxy Entertainment Group, Ltd........................    34,000  178,297
   *Genting Hong Kong, Ltd.................................   400,000  173,584
    Get Nice Holdings, Ltd.................................   896,000   36,939
   #Giordano International, Ltd............................    80,000   79,190
    Glorious Sun Enterprises, Ltd..........................   122,000   28,936
    Golden Resources Development International, Ltd........    90,000    4,813
   *Goldin Properties Holdings, Ltd........................     2,000    1,086
    Guotai Junan International Holdings, Ltd...............   141,000   52,304
    Haitong International Securities Group, Ltd............    86,405   40,405
    Hang Lung Group, Ltd...................................    80,000  412,352
    Hang Lung Properties, Ltd..............................   165,000  535,187
    Hang Seng Bank, Ltd....................................     4,800   73,356
   *Hao Tian Resources Group, Ltd..........................   264,000   11,578
   #Harbour Centre Development, Ltd........................    36,000   65,330
    Henderson Land Development Co., Ltd....................   129,799  808,406
    HKR International, Ltd.................................   188,571   93,791
    Hon Kwok Land Investment Co., Ltd......................    62,000   26,346
   #Hong Kong Aircraft Engineering Co., Ltd................     1,600   22,272
   #Hong Kong Exchanges and Clearing, Ltd..................    13,000  201,820
   #Hong Kong Television Network, Ltd......................   131,000   41,558
    Hong Kong Television Network, Ltd. ADR.................     3,100   18,600
    Hongkong & Shanghai Hotels (The).......................   101,500  152,872
   *Hongkong Chinese, Ltd..................................   164,000   33,922
    Hopewell Holdings, Ltd.................................   129,500  410,346
    Hsin Chong Construction Group, Ltd.....................   250,000   34,777
    Hung Hing Printing Group, Ltd..........................   150,000   23,002
    Hutchison Telecommunications Hong Kong Holdings, Ltd...   324,000  184,655
    Hutchison Whampoa, Ltd.................................    66,000  744,847
    Hysan Development Co., Ltd.............................    15,000   63,454
   *Imagi International Holdings, Ltd...................... 3,008,000   33,299
   *IRC, Ltd...............................................   664,000   69,270
    IT, Ltd................................................   146,000   39,124
    Johnson Electric Holdings, Ltd.........................   191,500  113,790
   #K Wah International Holdings, Ltd......................   368,385  167,992
    Keck Seng Investments..................................    48,000   25,040
    Kerry Properties, Ltd..................................    83,500  343,795
   *King Stone Energy Group, Ltd...........................    78,000    3,771
    Kingmaker Footwear Holdings, Ltd.......................    72,000   13,906
   #Kingston Financial Group, Ltd..........................   716,000   59,052
    Kowloon Development Co., Ltd...........................   117,000  140,914
    L'Occitane International SA............................    11,500   25,759
   *Lai Sun Development.................................... 3,286,666   96,069
   *Lai Sun Garment International, Ltd.....................   138,000   26,672
    Lerado Group Holdings Co...............................   138,000   12,719
   #Li & Fung, Ltd.........................................   100,000  131,640
    Lifestyle International Holdings, Ltd..................    18,000   42,816
    Lippo China Resources, Ltd.............................   304,000    8,764
   *Lippo, Ltd.............................................     6,000    2,967
   *Lisi Group Holdings, Ltd...............................    98,000    4,674
    Liu Chong Hing Investment..............................    32,000   47,048
    Luen Thai Holdings, Ltd................................    34,000   13,668
   #Luk Fook Holdings International, Ltd...................    53,000  148,769

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------- --------
HONG KONG -- (Continued)
    Lung Kee Bermuda Holdings..............................  38,000 $ 14,695
    Magnificent Estates.................................... 818,000   37,964
    Man Wah Holdings, Ltd..................................  26,400   29,586
    Melco International Development, Ltd................... 222,000  450,417
    MGM China Holdings, Ltd................................  18,800   54,536
   #Midland Holdings, Ltd.................................. 196,584   79,296
   *Ming Fung Jewellery Group, Ltd......................... 486,000   15,026
    Miramar Hotel & Investment.............................  39,000   50,034
  #*Mongolian Mining Corp.................................. 268,000   55,614
    MTR Corp., Ltd.........................................  28,025  104,199
    Natural Beauty Bio-Technology, Ltd..................... 140,000   10,286
   *Neo-Neon Holdings, Ltd................................. 205,000   35,629
   *Neptune Group, Ltd..................................... 870,000   19,366
   *New Smart Energy Group, Ltd............................ 605,000    8,894
    New World Development Co., Ltd......................... 444,009  646,482
    Newocean Energy Holdings, Ltd.......................... 190,000  102,071
   *Next Media, Ltd........................................ 184,000   17,303
    NWS Holdings, Ltd...................................... 100,723  153,148
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd.. 265,000   12,125
    Orient Overseas International, Ltd.....................  51,500  286,028
    Oriental Watch Holdings................................ 166,000   50,902
    Pacific Andes International Holdings, Ltd.............. 812,224   32,965
    Pacific Basin Shipping, Ltd............................ 533,000  287,751
    Pacific Textile Holdings, Ltd..........................  53,000   63,331
    Paliburg Holdings, Ltd................................. 108,000   36,200
   *Pan Asia Environmental Protection Group, Ltd...........  78,000    8,437
    PCCW, Ltd.............................................. 167,000   75,571
   *Pearl Oriental Oil, Ltd................................ 558,800   30,619
    Pico Far East Holdings, Ltd............................ 158,000   54,997
    Playmates Holdings, Ltd................................   4,000    4,118
   *PNG Resources Holdings, Ltd............................ 608,000   15,109
    Polytec Asset Holdings, Ltd............................ 415,000   49,205
    Public Financial Holdings, Ltd.........................  48,000   22,210
    PYI Corp., Ltd......................................... 992,000   24,035
    Regal Hotels International Holdings, Ltd............... 198,000   98,797
    Richfield Group Holdings, Ltd.......................... 664,000   18,307
   *Rising Development Holdings, Ltd.......................  74,000    3,480
    SA SA International Holdings, Ltd......................  58,000   57,764
    Samsonite International SA.............................  12,900   35,306
   *Sandmartin International Holdings, Ltd.................   6,000      333
    SEA Holdings, Ltd......................................  62,000   36,296
    Shangri-La Asia, Ltd................................... 149,666  235,272
    Shenyin Wanguo HK, Ltd.................................  50,000   16,285
   *Shougang Concord Technology Holdings................... 156,000   10,266
    Shun Tak Holdings, Ltd................................. 547,249  234,798
   #Silver base Group Holdings, Ltd........................ 218,000   42,691
   #Singamas Container Holdings, Ltd....................... 422,000   90,729
    Sino Land Co., Ltd..................................... 332,823  469,531
    Sitoy Group Holdings, Ltd..............................  21,000    8,419
    SJM Holdings, Ltd......................................  13,000   32,684
    SmarTone Telecommunications Holdings, Ltd..............  26,000   41,414
    SOCAM Development, Ltd.................................  65,768   75,436
   *Solomon Systech International, Ltd..................... 242,000   12,945

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
HONG KONG -- (Continued)
    Soundwill Holdings, Ltd.............................    16,000 $    31,383
   *South China China, Ltd..............................   480,000      44,345
    Stella International Holdings, Ltd..................    34,000      83,277
    Stelux Holdings International, Ltd..................   162,800      53,693
    Sun Hung Kai & Co., Ltd.............................   166,341      91,096
    Sun Hung Kai Properties, Ltd........................    50,480     674,225
   *Superb Summit International Group, Ltd.............. 1,053,000      48,856
    TAI Cheung Holdings.................................   110,000      86,400
    Tao Heung Holdings, Ltd.............................    66,000      50,702
   *Taung Gold International, Ltd.......................   970,000      19,886
    Techtronic Industries Co............................   106,500     259,866
    Television Broadcasts, Ltd..........................     5,000      33,825
    Texwinca Holdings, Ltd..............................    72,000      70,321
   *Titan Petrochemicals Group, Ltd.....................   620,000         200
    Tongda Group Holdings, Ltd..........................   410,000      23,498
   *Town Health International Investments, Ltd..........    76,000       4,600
    Tradelink Electronic Commerce, Ltd..................    78,000      15,082
    Transport International Holdings, Ltd...............    48,800     105,407
   #Trinity, Ltd........................................   268,000      86,334
   *TSC Group Holdings, Ltd.............................   197,000      71,018
   *United Laboratories International Holdings, Ltd.
     (The)..............................................   173,000      66,630
   *Up Energy Development Group, Ltd....................    92,000       5,691
   *Value Convergence Holdings, Ltd.....................    48,000       6,738
    Value Partners Group, Ltd...........................   113,000      62,568
    Varitronix International, Ltd.......................    81,000      50,073
    Victory City International Holdings, Ltd............   311,701      48,586
    Vitasoy International Holdings, Ltd.................    94,000     115,097
    VST Holdings, Ltd...................................   175,200      29,344
    VTech Holdings, Ltd.................................     3,000      46,000
    Wang On Group, Ltd.................................. 1,720,000      28,388
    Wharf Holdings, Ltd.................................    57,000     489,754
    Wheelock & Co., Ltd.................................   104,000     540,177
    Wing Hang Bank, Ltd.................................    18,316     169,702
    Wing On Co. International, Ltd......................    30,000      90,861
    Wing Tai Properties, Ltd............................   120,000      73,752
    Wynn Macau, Ltd.....................................    15,600      43,993
    Xinyi Glass Holdings, Ltd...........................   140,000     128,233
    YGM Trading, Ltd....................................     5,000      11,984
    Yue Yuen Industrial Holdings, Ltd...................    75,000     205,831
                                                                   -----------
TOTAL HONG KONG.........................................            19,945,457
                                                                   -----------
IRELAND -- (0.7%)
    Aer Lingus Group P.L.C..............................    49,036     108,429
    Anglo Irish Bank Corp. P.L.C........................   105,210          --
   *Bank of Ireland..................................... 3,184,554     717,552
   *Bank of Ireland Sponsored ADR.......................     4,731      42,910
    C&C Group P.L.C.....................................    67,048     373,832
    CRH P.L.C...........................................     9,077     190,752
   #CRH P.L.C. Sponsored ADR............................    59,771   1,261,766
    Dragon Oil P.L.C....................................    39,592     372,006
   *Elan Corp. P.L.C....................................     4,564      69,794
   *Elan Corp. P.L.C. Sponsored ADR.....................     8,300     127,820
    FBD Holdings P.L.C..................................     4,590      98,065

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
IRELAND -- (Continued)
    Glanbia P.L.C...........................................  15,713 $  205,500
    Grafton Group P.L.C.....................................  47,196    385,099
    IFG Group P.L.C.........................................   7,878     13,674
    Irish Continental Group P.L.C...........................     457     14,004
   *Kenmare Resources P.L.C.................................  71,237     28,918
    Kerry Group P.L.C. Class A..............................   5,140    315,806
    Kingspan Group P.L.C....................................  24,842    348,715
    Paddy Power P.L.C.......................................   3,568    288,926
    Smurfit Kappa Group P.L.C...............................  26,278    531,441
                                                                     ----------
TOTAL IRELAND...............................................          5,495,009
                                                                     ----------
ISRAEL -- (0.7%)
   *Africa Israel Investments, Ltd..........................  24,617     47,425
   *Africa Israel Properties, Ltd...........................     987     12,558
   *Airport City, Ltd.......................................   2,943     21,751
   *AL-ROV Israel, Ltd......................................   1,253     35,904
   *Alon Holdings Blue Square Israel, Ltd...................   1,554      6,073
    Amot Investments, Ltd...................................   4,033     11,181
   *AudioCodes, Ltd.........................................   4,091     20,300
   *Azorim-Investment Development & Construction Co., Ltd...   9,724      9,018
    Azrieli Group...........................................   7,556    235,259
    Babylon, Ltd............................................     313      2,256
    Bank Hapoalim BM........................................ 124,403    594,891
   *Bank Leumi Le-Israel BM................................. 147,811    495,913
    Bayside Land Corp.......................................      45     11,728
    Bezeq The Israeli Telecommunication Corp., Ltd..........  52,590     84,950
    Cellcom Israel, Ltd.....................................     833      9,298
   *Ceragon Networks, Ltd...................................   5,455     18,698
   *Clal Biotechnology Industries, Ltd......................   7,696     14,620
    Clal Industries, Ltd....................................  26,732    112,347
    Clal Insurance Enterprises Holdings, Ltd................   5,656    105,937
    Delek Automotive Systems, Ltd...........................   4,482     45,635
    Delek Group, Ltd........................................     354     99,410
    Delta-Galil Industries, Ltd.............................   3,234     55,688
    DS Apex Holdings, Ltd...................................     436      1,421
    Elbit Systems, Ltd. (6308913)...........................   2,463    108,663
    Elbit Systems, Ltd. (M3760D101).........................     500     22,235
    Electra, Ltd............................................     641     79,591
    Elron Electronic Industries, Ltd........................   1,825     10,868
   *Evogene, Ltd............................................     604      3,541
   *EZchip Semiconductor, Ltd...............................   1,999     63,267
    First International Bank Of Israel, Ltd.................   6,140     96,943
   #Formula Systems 1985, Ltd...............................   2,287     53,324
    Frutarom Industries, Ltd................................   4,837     82,290
   *Gilat Satellite Networks, Ltd. (B01BZ39)................   4,767     24,643
   *Gilat Satellite Networks, Ltd. (M51474118)..............   3,025     15,518
   *Given Imaging, Ltd......................................   1,795     28,095
    Golf & Co., Ltd.........................................   2,258      7,875
   *Hadera Paper, Ltd.......................................     615     39,778
    Harel Insurance Investments & Financial Services, Ltd...   3,069    170,450
    Israel Chemicals, Ltd...................................   5,296     42,232
   *Israel Discount Bank, Ltd. Class A...................... 182,066    309,849
    Ituran Location and Control, Ltd........................   2,289     41,277

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
ISRAEL -- (Continued)
   *Jerusalem Oil Exploration.............................     2,892 $   92,798
   *Kamada, Ltd...........................................     1,497     18,600
   *Kardan Yazamut........................................     1,703        131
    Matrix IT, Ltd........................................     6,260     31,821
   *Mazor Robotics, Ltd...................................     1,601     10,670
    Melisron, Ltd.........................................     1,534     38,136
   *Mellanox Technologies, Ltd............................     3,101    139,858
   *Menorah Mivtachim Holdings, Ltd.......................     8,326     94,748
    Migdal Insurance & Financial Holding, Ltd.............    76,210    124,664
    Mivtach Shamir........................................     1,364     41,894
   *Mizrahi Tefahot Bank, Ltd.............................    27,476    292,997
  #*Naphtha Israel Petroleum Corp., Ltd...................     4,748     26,800
    NICE Systems, Ltd. Sponsored ADR......................     3,569    138,156
   *Nitsba Holdings 1995, Ltd.............................     1,553     19,847
   *Nova Measuring Instruments, Ltd.......................     1,566     14,327
   *Oil Refineries, Ltd...................................   172,152     73,867
   *Ormat Industries......................................    16,978    101,896
    Osem Investments, Ltd.................................     1,973     43,992
    Partner Communications Co., Ltd.......................     2,971     22,558
   *Paz Oil Co., Ltd......................................       624    101,404
    Phoenix Holdings, Ltd. (The)..........................    17,183     63,404
    Plasson Industries, Ltd...............................       986     32,053
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...       783     40,389
    Shikun & Binui, Ltd...................................     8,983     21,351
    Shufersal, Ltd........................................     3,148     12,359
    Strauss Group, Ltd....................................     2,188     37,738
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR....    12,719    504,944
   *Tower Semiconductor, Ltd..............................     4,630     20,478
   *Union Bank of Israel..................................     5,193     22,368
                                                                     ----------
TOTAL ISRAEL..............................................            5,436,948
                                                                     ----------
ITALY -- (2.1%)
    A2A SpA...............................................    20,702     18,019
    ACEA SpA..............................................     3,054     28,228
    Aeroporto di Venezia Marco Polo SpA--SAVE.............     5,671     94,495
    Alerion Cleanpower SpA................................     2,833     12,371
    Amplifon SpA..........................................    10,160     50,880
    Ansaldo STS SpA.......................................    12,997    121,959
   *Arnoldo Mondadori Editore SpA.........................    24,974     33,078
    Ascopiave SpA.........................................     8,381     14,629
    Assicurazioni Generali SpA............................    17,834    352,789
    Astaldi SpA...........................................    14,297    102,653
    Atlantia SpA..........................................     1,596     30,384
   *Autogrill SpA.........................................     6,656    101,667
    Azimut Holding SpA....................................    10,087    226,643
  #*Banca Carige SpA......................................   229,239    128,457
    Banca Generali SpA....................................     6,459    162,303
    Banca IFIS SpA........................................     3,017     36,452
  #*Banca Monte dei Paschi di Siena SpA................... 1,340,570    367,398
   *Banca Piccolo Credito Valtellinese Scarl..............    87,870    106,924
   *Banca Popolare dell'Emilia Romagna S.c.r.l............    98,173    587,993
  #*Banca Popolare dell'Etruria e del Lazio...............     3,028      2,531
  #*Banca Popolare di Milano Scarl........................   969,656    476,061

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
ITALY -- (Continued)
    Banca Popolare di Sondrio Scarl.......................  65,533 $  343,842
    Banca Profilo SpA.....................................  35,778     10,458
    Banco di Desio e della Brianza SpA....................   6,850     17,212
   *Banco Popolare........................................ 435,685    556,112
    BasicNet SpA..........................................   6,641     13,967
    Brembo SpA............................................   6,992    152,047
   *Brioschi Sviluppo Immobiliare SpA.....................  10,866      1,180
    Buzzi Unicem SpA......................................  17,255    254,945
    Cairo Communication SpA...............................   3,024     16,737
   *Caltagirone Editore SpA...............................   8,964      9,617
    Cementir Holding SpA..................................  14,591     48,190
   *CIR-Compagnie Industriali Riunite SpA................. 112,927    148,046
    Credito Bergamasco SpA................................     474      7,022
    Credito Emiliano SpA..................................  20,701    113,817
    Danieli & C Officine Meccaniche SpA...................   1,971     51,510
    Datalogic SpA.........................................   3,058     26,440
    Davide Campari-Milano SpA.............................  23,376    180,983
    De'Longhi SpA.........................................   4,556     72,775
   *DeA Capital SpA.......................................  23,209     39,255
    DiaSorin SpA..........................................   2,898    122,110
    Ei Towers SpA.........................................   1,405     52,450
    Enel Green Power SpA..................................  25,237     56,176
    Engineering SpA.......................................     729     28,860
    Eni SpA...............................................  16,556    365,674
   #Eni SpA Sponsored ADR.................................  10,306    455,010
    ERG SpA...............................................  17,631    171,615
    Esprinet SpA..........................................   7,746     33,613
   *Eurotech SpA..........................................   5,432      8,642
   *Falck Renewables SpA..................................  38,352     44,054
    Fiat Industrial SpA...................................  17,446    215,392
   *Fiat SpA.............................................. 160,059  1,276,209
  #*Finmeccanica SpA...................................... 133,809    700,048
  #*Fondiaria-Sai SpA.....................................  62,748    129,973
   *Gemina SpA............................................ 123,796    258,144
   #Geox SpA..............................................  19,867     51,780
   *Gruppo Editoriale L'Espresso SpA......................  23,990     29,364
    Hera SpA..............................................  39,544     79,797
   *IMMSI SpA.............................................  51,070     29,615
    Indesit Co. SpA.......................................  10,792     79,917
    Industria Macchine Automatiche SpA....................     132      3,248
   *Intek Group SpA.......................................  36,247     13,007
    Interpump Group SpA...................................   7,628     75,618
    Intesa Sanpaolo SpA................................... 282,151    538,216
    Iren SpA..............................................  66,742     74,999
    Italcementi SpA.......................................  23,436    174,074
   *Italmobiliare SpA.....................................   1,863     44,512
   *Juventus Football Club SpA............................  18,350      4,797
  #*Landi Renzo SpA.......................................   7,410     10,065
    Lottomatica Group SpA.................................   7,064    196,084
    Luxottica Group SpA...................................   1,407     74,543
    Luxottica Group SpA Sponsored ADR.....................     300     15,750
    MARR SpA..............................................   1,671     21,849
   *Mediaset SpA.......................................... 138,218    603,796

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
    Mediobanca SpA.........................................  90,740 $   559,007
    Mediolanum SpA.........................................  13,332     101,601
   *Milano Assicurazioni SpA............................... 239,825     161,892
    Parmalat SpA...........................................  66,960     218,883
    Piaggio & C SpA........................................  37,329     104,313
   #Pirelli & C. SpA.......................................  18,964     249,034
   *Poltrona Frau SpA......................................   2,894       6,132
  #*Prelios SpA............................................  12,061       9,714
  #*Premafin Finanziaria SpA...............................  32,033       7,152
    Prysmian SpA...........................................   8,046     163,582
   *RCS MediaGroup SpA.....................................   2,140       3,663
    Recordati SpA..........................................  15,925     188,516
    Reply SpA..............................................     890      40,123
   *Retelit SpA............................................  33,446      20,202
    Sabaf SpA..............................................     760      10,006
   *Safilo Group SpA.......................................  10,588     217,914
    Saipem SpA.............................................   2,928      62,417
  #*Saras SpA..............................................  48,622      59,609
   *Snai SpA...............................................     235         259
    Societa Cattolica di Assicurazioni S.c.r.l.............  12,052     271,090
    Societa Iniziative Autostradali e Servizi SpA..........   8,046      70,449
    Societa per la Bonifica dei Terreni Ferraresi e
      Imprese Agricole SpA.................................     214      10,152
    Sogefi SpA.............................................   8,308      32,842
    SOL SpA................................................   6,059      43,216
   *Sorin SpA..............................................  63,354     172,609
   *Telecom Italia Media SpA...............................  98,726      10,905
    Telecom Italia SpA..................................... 508,550     348,869
    Telecom Italia SpA Sponsored ADR.......................  32,914     226,448
    Tenaris SA ADR.........................................   2,700     120,015
    Terna Rete Elettrica Nazionale SpA.....................   6,851      30,600
   #Tod's SpA..............................................     859     139,942
   #Trevi Finanziaria Industriale SpA......................   9,836      82,202
    UniCredit SpA.......................................... 199,530   1,089,894
    Unione di Banche Italiane SCPA......................... 273,734   1,166,854
    Unipol Gruppo Finanziario SpA..........................  60,312     231,902
    Vianini Lavori SpA.....................................   1,509       6,829
    Vittoria Assicurazioni SpA.............................   6,479      59,850
   *Yoox SpA...............................................   2,309      60,654
    Zignago Vetro SpA......................................   2,758      16,508
                                                                    -----------
TOTAL ITALY................................................          17,534,919
                                                                    -----------
JAPAN -- (20.3%)...........................................
    77 Bank, Ltd. (The)....................................  78,000     376,791
    A&D Co., Ltd...........................................   3,600      23,997
    A.S. One Corp..........................................   3,100      72,395
    ABC-Mart, Inc..........................................   1,100      49,608
    Accordia Golf Co., Ltd.................................     275     299,852
    Achilles Corp..........................................  49,000      61,953
    ADEKA Corp.............................................  28,100     283,400
    Aderans Co., Ltd.......................................   3,200      45,908
    Advan Co., Ltd.........................................   2,600      29,610
    Advantest Corp.........................................   3,900      50,802
    Advantest Corp. ADR....................................   1,800      23,418

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   #Aeon Co., Ltd......................................... 32,200 $442,560
    Aeon Delight Co., Ltd.................................    800   14,604
    Aeon Fantasy Co., Ltd.................................    900   14,404
   *Agora Hospitality Group Co., Ltd...................... 34,000   14,202
    Ahresty Corp..........................................  5,400   36,798
    Ai Holdings Corp......................................  7,700   65,856
    Aica Kogyo Co., Ltd...................................  5,800  111,962
    Aichi Bank, Ltd. (The)................................  2,500  113,673
    Aichi Corp............................................ 10,300   54,163
    Aichi Steel Corp...................................... 31,000  148,061
    Aichi Tokei Denki Co., Ltd............................ 17,000   49,243
    Aida Engineering, Ltd................................. 14,800  116,570
   *Aigan Co., Ltd........................................  4,200   12,000
    Ain Pharmaciez, Inc...................................  1,300   56,521
    Aiphone Co., Ltd......................................  4,600   73,567
    Air Water, Inc........................................  5,000   73,253
    Airport Facilities Co., Ltd...........................  6,100   35,998
    Aisan Industry Co., Ltd...............................  7,900   79,311
    Aisin Seiki Co., Ltd..................................  3,500  138,651
   #Aizawa Securities Co., Ltd............................  8,300   55,348
    Ajinomoto Co., Inc.................................... 15,000  209,236
    Akita Bank, Ltd. (The)................................ 53,000  142,588
    Alconix Corp..........................................  1,000   19,164
    Alfresa Holdings Corp.................................  7,500  372,066
   #Alinco, Inc...........................................  2,900   24,559
    Allied Telesis Holdings KK............................ 20,700   18,369
    Alpen Co., Ltd........................................  5,200  100,364
    Alpha Corp............................................  1,500   15,337
    Alpha Systems, Inc....................................  1,560   17,867
    Alpine Electronics, Inc............................... 15,900  156,065
    Alps Electric Co., Ltd................................ 50,300  376,915
    Alps Logistics Co., Ltd...............................  2,000   21,235
    Altech Corp...........................................    600    6,197
    Amada Co., Ltd........................................ 69,000  495,034
    Amano Corp............................................ 13,800  147,723
    Amiyaki Tei Co., Ltd..................................      6   18,420
    Amuse, Inc............................................  1,900   45,879
    Anest Iwata Corp......................................  7,000   34,263
    Anritsu Corp..........................................  6,000   75,281
    AOC Holdings, Inc..................................... 16,900   54,938
    AOI Electronic Co., Ltd...............................  1,000   14,581
    AOKI Holdings, Inc....................................  3,939  125,397
    Aomori Bank, Ltd. (The)............................... 59,000  154,039
    Aoyama Trading Co., Ltd............................... 15,900  396,696
   *Aozora Bank, Ltd...................................... 59,000  182,263
    Arakawa Chemical Industries, Ltd......................  4,000   33,618
    Arata Corp............................................ 11,000   39,637
   #Araya Industrial Co., Ltd............................. 17,000   23,369
    Arcland Sakamoto Co., Ltd.............................  4,900   76,192
    Arcs Co., Ltd.........................................  9,289  171,126
    Argo Graphics, Inc....................................  1,000   17,684
    Ariake Japan Co., Ltd.................................  3,200   74,960
    Arisawa Manufacturing Co., Ltd........................ 11,600   48,675

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
   #Arnest One Corp.......................................   4,000 $ 75,623
    Artnature, Inc........................................     200    4,388
    Asahi Broadcasting Corp...............................   2,200   16,763
    Asahi Co., Ltd........................................   2,700   43,215
    Asahi Diamond Industrial Co., Ltd.....................  10,800  111,456
    Asahi Glass Co., Ltd.................................. 109,000  704,972
    Asahi Group Holdings, Ltd.............................   2,700   68,777
    Asahi Holdings, Inc...................................   4,600   81,565
    Asahi Kasei Corp......................................  20,000  126,484
    Asahi Kogyosha Co., Ltd...............................   4,000   13,885
    Asahi Organic Chemicals Industry Co., Ltd.............  20,000   45,045
   *Asanuma Corp..........................................  30,000   21,394
    Asatsu-DK, Inc........................................   9,300  243,792
  #*Ashimori Industry Co., Ltd............................   6,000    8,204
    Asics Corp............................................   5,000   83,991
    ASKA Pharmaceutical Co., Ltd..........................   5,000   33,933
    ASKUL Corp............................................     800   14,695
    Astellas Pharma, Inc..................................   1,500   80,224
    Asunaro Aoki Construction Co., Ltd....................   3,500   20,454
    Atom Corp.............................................   1,900   11,609
    Atsugi Co., Ltd.......................................  40,000   43,233
    Autobacs Seven Co., Ltd...............................  19,500  285,978
    Avex Group Holdings, Inc..............................   3,700  126,860
    Awa Bank, Ltd. (The)..................................  58,000  303,346
    Axell Corp............................................   1,500   28,889
    Azbil Corp............................................   5,400  115,884
    Bando Chemical Industries, Ltd........................  28,000   99,588
    Bank of Iwate, Ltd. (The).............................   5,300  233,227
    Bank of Kyoto, Ltd. (The).............................  35,000  279,487
    Bank of Nagoya, Ltd. (The)............................  46,000  159,836
    Bank of Okinawa, Ltd. (The)...........................   5,600  229,268
    Bank of Saga, Ltd. (The)..............................  41,000   82,796
    Bank of the Ryukyus, Ltd..............................  11,500  148,125
    Bank of Yokohama, Ltd. (The).......................... 136,000  745,376
    Belc Co., Ltd.........................................   3,000   52,598
    Belluna Co., Ltd......................................   5,800   58,594
    Benesse Holdings, Inc.................................   1,400   48,280
    Best Bridal, Inc......................................   1,000    8,737
   *Best Denki Co., Ltd...................................  22,500   37,125
   #Bic Camera, Inc.......................................     191   96,915
    BML, Inc..............................................   2,800   72,841
    Bookoff Corp..........................................   2,500   17,379
    Bridgestone Corp......................................   4,900  173,493
    Brother Industries, Ltd...............................  14,100  156,552
    Bunka Shutter Co., Ltd................................  10,000   56,908
    C Uyemura & Co., Ltd..................................     200    9,200
    CAC Corp..............................................   5,800   50,288
    Calsonic Kansei Corp..................................  48,000  251,703
    Canon Electronics, Inc................................   3,900   73,585
    Canon Marketing Japan, Inc............................   9,900  126,531
    Canon, Inc............................................   7,200  222,078
   #Casio Computer Co., Ltd...............................  18,200  162,202
    Cawachi, Ltd..........................................   3,900   78,107

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Central Glass Co., Ltd................................  56,000 $176,317
    Central Sports Co., Ltd...............................     900   14,325
    Century Tokyo Leasing Corp............................   6,900  189,487
    Chiba Bank, Ltd. (The)................................  83,000  574,235
   *Chiba Kogyo Bank, Ltd. (The)..........................  10,200   74,833
    Chino Corp............................................   4,000    8,767
    Chiyoda Co., Ltd......................................   4,200  108,226
    Chiyoda Corp..........................................   7,000   83,052
    Chiyoda Integre Co., Ltd..............................   3,600   51,063
    Chofu Seisakusho Co., Ltd.............................     200    4,160
    Chori Co., Ltd........................................   4,700   47,805
    Chubu Shiryo Co., Ltd.................................   5,000   26,889
    Chuetsu Pulp & Paper Co., Ltd.........................  22,000   31,633
   *Chugai Mining Co., Ltd................................   5,700    1,626
   #Chugai Ro Co., Ltd....................................  13,000   32,227
    Chugoku Bank, Ltd. (The)..............................  29,000  376,550
    Chugoku Marine Paints, Ltd............................  17,000   88,424
    Chukyo Bank, Ltd. (The)...............................  29,000   52,347
    Chuo Denki Kogyo Co., Ltd.............................   3,100   10,872
    Chuo Spring Co., Ltd..................................   5,000   16,323
    Citizen Holdings Co., Ltd.............................  54,500  311,164
    CKD Corp..............................................  17,800  135,712
  #*Clarion Co., Ltd......................................  30,000   36,918
    Cleanup Corp..........................................   6,800   55,046
   #CMIC Holdings Co., Ltd................................   1,600   30,974
    CMK Corp..............................................  12,800   42,111
    Coca-Cola Central Japan Co., Ltd......................  12,972  173,301
    Coca-Cola West Co., Ltd...............................  14,000  271,942
    Cocokara fine, Inc....................................   3,000   93,296
    Computer Engineering & Consulting, Ltd................   1,700   10,372
    COMSYS Holdings Corp..................................  23,100  293,324
    Corona Corp...........................................   5,000   54,392
    Cosel Co., Ltd........................................   4,900   56,475
   *Cosmo Oil Co., Ltd.................................... 121,000  224,509
    Cosmos Pharmaceutical Corp............................     500   53,084
    Credit Saison Co., Ltd................................  14,200  317,874
    CTI Engineering Co., Ltd..............................   1,700   12,825
    Dai Nippon Printing Co., Ltd..........................  60,000  533,935
    Dai Nippon Toryo Co., Ltd.............................  29,000   44,320
    Dai-Dan Co., Ltd......................................   4,000   20,695
    Dai-Ichi Kogyo Seiyaku Co., Ltd.......................  11,000   25,790
    Dai-ichi Life Insurance Co., Ltd. (The)...............     207  281,767
   #Dai-ichi Seiko Co., Ltd...............................   2,800   36,405
    Daibiru Corp..........................................  13,800  144,738
    Daicel Corp...........................................  51,000  438,968
    Daido Kogyo Co., Ltd..................................  11,000   26,696
    Daido Metal Co., Ltd..................................   7,000   45,677
    Daido Steel Co., Ltd..................................  44,000  254,777
    Daidoh, Ltd...........................................   4,600   30,831
  #*Daiei, Inc. (The).....................................  25,650   84,730
    Daifuku Co., Ltd......................................  23,500  214,599
    Daihatsu Motor Co., Ltd...............................   3,000   65,941
    Daihen Corp...........................................  34,000  133,990

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
    Daiho Corp.............................................  20,000 $   26,679
    Daiichi Jitsugyo Co., Ltd..............................  11,000     44,071
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd..................     700     14,776
    Daiichi Sankyo Co., Ltd................................   5,900     96,014
    Daiichikosho Co., Ltd..................................     800     22,363
    Daiken Corp............................................  20,000     52,780
    Daiki Aluminium Industry Co., Ltd......................  10,000     30,367
    Daiki Ataka Engineering Co., Ltd.......................   9,000     33,028
    Daikin Industries, Ltd.................................   3,000    124,640
    Daiko Clearing Services Corp...........................   4,200     25,576
    Daikoku Denki Co., Ltd.................................   3,300     62,903
   #Daikokutenbussan Co., Ltd..............................     400     11,736
    Daikyo, Inc............................................  46,000    138,164
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..................................................  18,000     76,114
    Dainippon Sumitomo Pharma Co., Ltd.....................   6,000     79,579
    Daio Paper Corp........................................  30,000    180,354
    Daisan Bank, Ltd. (The)................................  40,000     62,001
    Daiseki Co., Ltd.......................................   5,400     94,594
    Daishi Bank, Ltd. (The)................................  99,000    334,957
    Daishinku Corp.........................................  12,000     48,107
    Daiso Co., Ltd.........................................  21,000     60,170
   #Daisyo Corp............................................   2,000     27,233
    Daito Bank, Ltd. (The).................................  39,000     34,194
    Daito Electron Co., Ltd................................   1,200      4,825
    Daito Pharmaceutical Co., Ltd..........................   2,400     34,306
    Daito Trust Construction Co., Ltd......................   1,000     91,374
    Daiwa House Industry Co., Ltd..........................  19,000    348,950
    Daiwa Securities Group, Inc............................ 153,447  1,301,721
    Daiwabo Holdings Co., Ltd..............................  57,000     91,890
    DC Co., Ltd............................................   3,400     10,121
    DCM Holdings Co., Ltd..................................  26,100    186,805
   #Dena Co., Ltd..........................................   2,000     37,950
    Denki Kagaku Kogyo KK.................................. 136,000    501,130
    Denki Kogyo Co., Ltd...................................  14,000     75,944
    Denso Corp.............................................   6,000    272,350
    Dentsu, Inc............................................   3,000     95,527
    Denyo Co., Ltd.........................................   5,100     72,414
    Descente, Ltd..........................................  14,000    104,237
    DIC Corp...............................................  32,000     83,401
    Digital Garage, Inc....................................       2      7,865
   #Disco Corp.............................................     800     47,281
    Don Quijote Co., Ltd...................................     600     31,382
    Doshisha Co., Ltd......................................   6,600     92,828
    Doutor Nichires Holdings Co., Ltd......................   9,300    143,679
    Dowa Holdings Co., Ltd.................................  14,000    127,843
   #Dr Ci:Labo Co., Ltd....................................       4     10,670
    Dream Incubator, Inc...................................       4      5,835
    DTS Corp...............................................   6,800     95,350
    Dunlop Sports Co., Ltd.................................   4,200     49,066
    Duskin Co., Ltd........................................  15,500    288,783
    Dynic Corp.............................................   5,000      8,565
    Eagle Industry Co., Ltd................................   6,000     81,723
    Earth Chemical Co., Ltd................................     100      3,568

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Ebara Corp............................................  90,000 $493,896
    Ebara Jitsugyo Co., Ltd...............................   2,400   31,876
   #EDION Corp............................................  22,300  127,294
    Ehime Bank, Ltd. (The)................................  47,000  113,094
    Eidai Co., Ltd........................................   8,000   32,639
    Eighteenth Bank, Ltd. (The)...........................  45,000  102,732
   #Eiken Chemical Co., Ltd...............................   3,400   56,654
    Eizo Corp.............................................   6,200  139,038
    Elecom Co., Ltd.......................................   2,400   28,923
    Elematec Corp.........................................   2,574   32,564
    Emori & Co., Ltd......................................   2,100   30,978
    Enplas Corp...........................................     900   71,986
   *Enshu, Ltd............................................  12,000   17,581
   #EPS Corp..............................................      30   35,326
    ESPEC Corp............................................   5,400   41,312
    Excel Co., Ltd........................................   1,700   19,857
    Exedy Corp............................................   9,700  260,928
    Ezaki Glico Co., Ltd..................................   7,000   72,383
    F&A Aqua Holdings, Inc................................   6,000   91,089
    F-Tech, Inc...........................................   1,200   18,471
    Faith, Inc............................................     176   18,096
    FALCO SD HOLDINGS Co., Ltd............................     400    5,576
    FamilyMart Co., Ltd...................................   1,100   48,537
    Fancl Corp............................................  11,900  147,521
    FCC Co., Ltd..........................................   6,000  139,659
    Ferrotec Corp.........................................  10,100   46,375
    FIDEA Holdings Co., Ltd...............................  35,000   73,398
    Fields Corp...........................................   3,100   50,416
  #*First Baking Co., Ltd.................................   4,000    4,772
    First Juken Co., Ltd..................................     600    8,081
   #Foster Electric Co., Ltd..............................   5,000   85,879
    FP Corp...............................................   1,200   84,500
    France Bed Holdings Co., Ltd..........................  30,000   59,309
   *Fudo Tetra Corp.......................................  12,600   19,383
    Fuji Co. Ltd/Ehime....................................   3,400   61,318
    Fuji Corp., Ltd.......................................   7,200   47,501
    Fuji Electric Co., Ltd................................  59,000  220,425
   #Fuji Electronics Co., Ltd.............................   4,900   63,482
    Fuji Furukawa Engineering & Construction Co., Ltd.....   2,000    4,916
    Fuji Kiko Co., Ltd....................................  11,000   32,751
    Fuji Kosan Co., Ltd...................................     100      580
    Fuji Media Holdings, Inc..............................      44   79,510
    Fuji Oil Co. Ltd/Osaka................................   9,600  160,732
    Fuji Pharma Co., Ltd..................................     700   13,280
    Fuji Seal International, Inc..........................   2,300   66,681
    Fuji Soft, Inc........................................   6,000  112,883
   #Fujibo Holdings, Inc..................................  35,000   74,264
    Fujicco Co., Ltd......................................   4,000   46,381
    FUJIFILM Holdings Corp................................  15,300  335,231
    Fujikura Kasei Co., Ltd...............................   7,100   33,371
    Fujikura, Ltd......................................... 111,000  404,710
    Fujimi, Inc...........................................   5,200   60,202
    Fujimori Kogyo Co., Ltd...............................   2,800   85,363

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Fujitec Co., Ltd......................................  15,000 $142,335
    Fujitsu Frontech, Ltd.................................   3,600   22,569
    Fujitsu General, Ltd..................................   3,000   34,363
    Fujitsu, Ltd.......................................... 137,000  524,463
    Fujiya Co., Ltd.......................................  16,000   30,856
    FuKoKu Co., Ltd.......................................   1,100    9,079
    Fukuda Corp...........................................  10,000   31,637
    Fukui Bank, Ltd. (The)................................  49,000  108,882
    Fukuoka Financial Group, Inc..........................  89,000  400,944
   #Fukushima Bank, Ltd. (The)............................  53,000   40,493
    Fukushima Industries Corp.............................   2,400   35,764
   #Fukuyama Transporting Co., Ltd........................  47,000  286,179
    Funai Consulting, Inc.................................   3,700   27,087
    Furukawa Co., Ltd..................................... 102,000  203,639
   #Furukawa Electric Co., Ltd............................ 150,000  362,115
   #Furukawa-Sky Aluminum Corp............................  24,000   63,780
   #Furuno Electric Co., Ltd..............................   4,400   30,737
    Furusato Industries, Ltd..............................     600    5,769
    Furuya Metal Co., Ltd.................................     400   13,017
    Fuso Pharmaceutical Industries, Ltd...................  14,000   43,790
   *Futaba Industrial Co., Ltd............................  19,500   84,742
    Fuyo General Lease Co., Ltd...........................   4,300  149,545
    G-Tekt Corp...........................................   2,600   66,380
    Gakken Holdings Co., Ltd..............................  14,000   41,421
    Gecoss Corp...........................................   5,100   28,910
   #Geo Holdings Corp.....................................     112  103,026
    GLOBERIDE, Inc........................................   5,000    5,607
    Glory, Ltd............................................  17,600  412,516
    Godo Steel, Ltd.......................................  34,000   56,742
    Goldcrest Co., Ltd....................................   5,690  136,958
    Goldwin, Inc..........................................   7,000   33,208
    Gourmet Kineya Co., Ltd...............................   7,000   49,863
  #*Gree, Inc.............................................   7,000   56,722
    GS Yuasa Corp.........................................  30,000  132,137
   #GSI Creos Corp........................................  26,000   40,313
    Gulliver International Co., Ltd.......................   9,200   57,394
   #Gun-Ei Chemical Industry Co., Ltd.....................  12,000   65,850
    Gunma Bank, Ltd. (The)................................  84,000  474,879
    Gunze, Ltd............................................  53,000  131,333
    Gurunavi, Inc.........................................   2,200   23,678
    H-One Co., Ltd........................................   3,100   32,057
    H2O Retailing Corp....................................  21,000  184,799
    Hachijuni Bank, Ltd. (The)............................  72,000  422,415
    Hagihara Industries, Inc..............................     700   11,005
    Hakudo Co., Ltd.......................................   1,500   12,032
    Hakuhodo DY Holdings, Inc.............................   3,230  222,295
    Hakuto Co., Ltd.......................................   3,000   27,555
    Hamakyorex Co., Ltd...................................   1,600   52,648
    Hamamatsu Photonics KK................................   2,600   90,269
    Hankyu Hanshin Holdings, Inc..........................  66,000  377,556
    Hanwa Co., Ltd........................................  57,000  234,736
    Happinet Corp.........................................   2,800   20,311
    Harashin Narus Holdings Co., Ltd......................   3,000   49,316

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Hard Off Corp. Co., Ltd...............................   1,800 $ 13,764
    Harima Chemicals Group, Inc...........................   2,100   10,102
    Haruyama Trading Co., Ltd.............................     300    2,084
   *Haseko Corp...........................................  92,500  114,850
    Hazama Ando Corp......................................  36,750   79,706
    Heiwa Corp............................................   2,600   44,745
    Heiwa Real Estate Co., Ltd............................  10,900  174,343
    Heiwado Co., Ltd......................................   9,700  158,567
    HI-LEX Corp...........................................   4,700   94,919
    Hibiya Engineering, Ltd...............................   5,900   63,198
    Hiday Hidaka Corp.....................................   2,280   47,899
    Higashi-Nippon Bank, Ltd. (The).......................  41,000   87,406
    Higo Bank, Ltd. (The).................................  51,000  299,279
    Hikari Tsushin, Inc...................................   1,600   98,301
    Himaraya Co., Ltd.....................................     900   11,876
    Hino Motors, Ltd......................................   8,000  122,597
    Hioki EE Corp.........................................   3,100   43,652
    Hiroshima Bank, Ltd. (The)............................  96,000  399,040
    Hisaka Works, Ltd.....................................   7,000   59,303
    Hisamitsu Pharmaceutical Co., Inc.....................     600   33,029
    Hitachi Capital Corp..................................  10,700  254,950
    Hitachi Chemical Co., Ltd.............................   9,600  161,525
    Hitachi Construction Machinery Co., Ltd...............   1,500   29,510
    Hitachi High-Technologies Corp........................   3,600   78,462
    Hitachi Koki Co., Ltd.................................  15,900  117,102
    Hitachi Kokusai Electric, Inc.........................   2,000   19,950
    Hitachi Medical Corp..................................   5,000   60,371
    Hitachi Metals, Ltd...................................  16,110  193,397
    Hitachi Transport System, Ltd.........................  10,500  150,743
   #Hitachi Zosen Corp.................................... 124,000  189,474
    Hitachi, Ltd..........................................   8,000   53,593
    Hitachi, Ltd. ADR.....................................   4,900  329,035
    Hodogaya Chemical Co., Ltd............................  11,000   20,627
    Hogy Medical Co., Ltd.................................   1,600   91,249
   *Hokkaido Electric Power Co., Inc......................   4,500   58,743
   #Hokkaido Gas Co., Ltd.................................   1,000    2,584
    Hokkan Holdings, Ltd..................................   8,000   24,463
    Hokko Chemical Industry Co., Ltd......................   2,000    5,855
    Hokkoku Bank, Ltd. (The)..............................  79,000  267,367
    Hokuetsu Bank, Ltd. (The).............................  62,000  121,889
    Hokuetsu Kishu Paper Co., Ltd.........................  37,500  161,266
    Hokuhoku Financial Group, Inc......................... 264,000  497,597
    Hokuriku Electric Industry Co., Ltd...................  29,000   41,354
    Hokuriku Electric Power Co............................   5,700   82,202
   #Hokuto Corp...........................................   5,900  105,329
    Honda Motor Co., Ltd..................................   4,300  159,277
    Honda Motor Co., Ltd. Sponsored ADR...................  14,859  551,863
   #Honeys Co., Ltd.......................................   4,430   48,846
    Horiba, Ltd...........................................   6,900  251,641
    Hoshizaki Electric Co., Ltd...........................   2,800   97,346
    Hosiden Corp..........................................  20,500  113,050
    Hosokawa Micron Corp..................................  10,000   69,384
    House Foods Corp......................................  13,100  210,472

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Howa Machinery, Ltd...................................  2,800 $ 25,106
    Hoya Corp.............................................  6,800  146,551
    Hyakugo Bank, Ltd. (The).............................. 73,000  289,405
    Hyakujushi Bank, Ltd. (The)........................... 82,000  253,130
    Ibiden Co., Ltd....................................... 25,000  372,586
    IBJ Leasing Co., Ltd..................................  5,200  153,602
    Ichibanya Co., Ltd....................................    400   14,481
   #Ichigo Group Holdings Co., Ltd........................     60   41,965
   *Ichikoh Industries, Ltd............................... 11,000   17,258
    ICHINEN HOLDINGS Co., Ltd.............................  6,000   40,993
    Idec Corp.............................................  6,900   62,172
    Idemitsu Kosan Co., Ltd...............................  2,600  216,525
    Ihara Chemical Industry Co., Ltd...................... 10,000   61,478
    IHI Corp.............................................. 47,000  197,711
    Iino Kaiun Kaisha, Ltd................................ 20,700  109,036
   *Ikegami Tsushinki Co., Ltd............................ 10,000    9,470
    Ikyu Corp.............................................     16   22,312
   #Imasen Electric Industrial............................  3,600   53,017
    Imperial Hotel, Ltd...................................    200    7,283
    Inaba Denki Sangyo Co., Ltd...........................  7,100  195,174
    Inaba Seisakusho Co., Ltd.............................  1,600   23,414
    Inabata & Co., Ltd.................................... 12,000   98,170
    Inageya Co., Ltd......................................  3,800   37,713
    Ines Corp............................................. 10,100   61,440
   #Infocom Corp..........................................     15   24,274
    Information Services International-Dentsu, Ltd........  2,900   31,078
    Innotech Corp.........................................  4,400   20,464
    Inpex Corp............................................     64  279,827
    Intage, Inc...........................................    500   12,514
    Internet Initiative Japan, Inc........................  2,000   68,654
  #*Inui Steamship Co., Ltd...............................  4,100   13,733
   #Inui Warehouse Co., Ltd...............................  1,600   14,529
    Iriso Electronics Co., Ltd............................  1,800   50,887
    Ise Chemical Corp.....................................  3,000   32,294
   #Iseki & Co., Ltd...................................... 36,000  123,832
    Isetan Mitsukoshi Holdings, Ltd....................... 33,700  464,763
   *Ishihara Sangyo Kaisha, Ltd........................... 90,000   66,917
    Ishii Iron Works Co., Ltd.............................  7,000   16,265
    Isuzu Motors, Ltd..................................... 45,000  319,068
    IT Holdings Corp...................................... 23,500  273,302
    ITC Networks Corp.....................................  3,700   31,218
    Itfor, Inc............................................  3,200   12,720
    Ito En, Ltd...........................................  1,400   32,801
    ITOCHU Corp........................................... 24,200  287,413
    Itochu Enex Co., Ltd.................................. 13,800   69,675
    Itochu Techno-Solutions Corp..........................  1,500   59,437
    Itochu-Shokuhin Co., Ltd..............................  1,600   53,482
    Itoham Foods, Inc..................................... 42,000  180,011
    Itoki Corp............................................ 13,453   64,205
   #Iwai Cosmo Holdings, Inc..............................  3,500   47,269
    Iwaki & Co., Ltd......................................  3,000    5,757
  #*Iwasaki Electric Co., Ltd............................. 14,000   27,673
    Iwatani Corp.......................................... 19,000   69,687

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Iwatsu Electric Co., Ltd.............................. 30,000 $ 26,269
    Iyo Bank, Ltd. (The).................................. 52,000  496,014
    Izumi Co., Ltd........................................  2,600   78,426
    Izumiya Co., Ltd...................................... 20,000   90,025
   *Izutsuya Co., Ltd..................................... 62,000   53,099
    J Front Retailing Co., Ltd............................ 79,000  627,727
    J-Oil Mills, Inc...................................... 24,000   72,738
   *Janome Sewing Machine Co., Ltd........................ 66,000   51,781
    Japan Airport Terminal Co., Ltd....................... 11,400  213,181
    Japan Aviation Electronics Industry, Ltd.............. 10,000   92,861
    Japan Carlit Co., Ltd.................................  3,400   18,403
   #Japan Cash Machine Co., Ltd...........................  2,000   26,597
    Japan Digital Laboratory Co., Ltd.....................  7,600   72,679
   #Japan Exchange Group, Inc.............................    700   65,813
    Japan Pulp & Paper Co., Ltd........................... 21,000   65,787
   *Japan Radio Co., Ltd.................................. 12,000   39,568
    Japan Steel Works, Ltd. (The)......................... 12,000   67,309
    Japan Transcity Corp.................................. 11,000   37,910
    Japan Vilene Co., Ltd.................................  6,000   28,627
    Japan Wool Textile Co., Ltd. (The).................... 17,000  123,290
    JBCC Holdings, Inc....................................  6,000   66,123
    JFE Holdings, Inc..................................... 17,360  391,566
    JGC Corp..............................................  2,000   70,495
   #Jidosha Buhin Kogyo Co., Ltd..........................  3,000   16,147
    Jimoto Holdings, Inc.................................. 23,500   48,148
    JK Holdings Co., Ltd..................................  2,200   11,618
    JMS Co., Ltd..........................................  7,000   22,974
    Joshin Denki Co., Ltd................................. 10,000   82,665
    Jowa Holdings Co., Ltd................................  2,000   48,862
    Joyo Bank, Ltd. (The)................................. 73,000  392,680
    JSP Corp..............................................  5,600   91,703
    JSR Corp..............................................  3,200   57,765
    JTEKT Corp............................................ 22,400  280,846
  #*Juki Corp............................................. 17,000   25,621
    Juroku Bank, Ltd. (The)............................... 99,000  363,291
   *Justsystems Corp......................................  7,800   36,718
   #JVC Kenwood Corp...................................... 40,470   92,789
    JX Holdings, Inc...................................... 71,570  379,888
    K's Holdings Corp.....................................  5,380  183,167
   #Kadokawa Group Holdings, Inc..........................  4,800  177,581
    Kaga Electronics Co., Ltd.............................  7,500   59,904
    Kagome Co., Ltd.......................................  6,900  117,250
    Kagoshima Bank, Ltd. (The)............................ 44,000  287,500
    Kajima Corp........................................... 50,843  178,672
   #Kakaku.com, Inc.......................................  2,000   69,228
    Kaken Pharmaceutical Co., Ltd.........................  5,000   77,552
    Kameda Seika Co., Ltd.................................  1,400   41,818
    Kamei Corp............................................  8,000   58,814
    Kamigumi Co., Ltd..................................... 48,000  397,860
    Kanagawa Chuo Kotsu Co., Ltd..........................  7,000   35,561
    Kanamoto Co., Ltd.....................................  5,000  105,357
    Kandenko Co., Ltd..................................... 35,000  175,971
    Kaneka Corp........................................... 58,000  392,214

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
   *Kanematsu Corp........................................ 119,000 $129,689
    Kanematsu Electronics, Ltd............................   3,000   37,970
    Kansai Paint Co., Ltd.................................   6,000   77,737
    Kansai Urban Banking Corp.............................  65,000   71,546
  #*Kanto Denka Kogyo Co., Ltd............................   6,000   14,412
    Kanto Natural Gas Development, Ltd....................   7,000   59,135
    Kasai Kogyo Co., Ltd..................................   8,000   46,248
    Kasumi Co., Ltd.......................................  11,800   74,664
    Katakura Industries Co., Ltd..........................   6,300   74,170
    Kato Sangyo Co., Ltd..................................   5,000  105,080
    Kato Works Co., Ltd...................................  19,000   80,726
    KAWADA TECHNOLOGIES, Inc..............................   1,000   29,162
    Kawai Musical Instruments Manufacturing Co., Ltd......  36,000   72,343
    Kawasaki Heavy Industries, Ltd........................  34,000  124,193
    Kawasaki Kisen Kaisha, Ltd............................ 248,000  507,028
    Kawasumi Laboratories, Inc............................   5,000   32,921
    Keihan Electric Railway Co., Ltd......................  26,000  105,845
    Keihanshin Building Co., Ltd..........................   7,500   41,435
    Keihin Co. Ltd/Minato-Ku Tokyo Japan..................  17,000   27,204
    Keihin Corp...........................................  14,000  212,203
    Keiyo Bank, Ltd. (The)................................  65,000  341,064
   #Keiyo Co., Ltd........................................  10,800   52,585
    Kenko Mayonnaise Co., Ltd.............................     900    7,804
    Kewpie Corp...........................................   8,500  130,863
    KEY Coffee, Inc.......................................   4,700   73,607
    Kikkoman Corp.........................................  10,000  172,052
    Kimoto Co., Ltd.......................................   4,600   35,639
    Kimura Chemical Plants Co., Ltd.......................     800    4,535
    Kinden Corp...........................................  23,000  223,500
    Kinki Sharyo Co., Ltd.................................   7,000   22,640
    Kintetsu World Express, Inc...........................   1,800   68,037
    Kinugawa Rubber Industrial Co., Ltd...................  14,000   74,693
    Kirin Holdings Co., Ltd...............................  10,680  157,905
    Kisoji Co., Ltd.......................................   2,500   46,673
    Kita-Nippon Bank, Ltd. (The)..........................   2,200   50,892
    Kitagawa Iron Works Co., Ltd..........................  22,000   34,300
    Kitano Construction Corp..............................  17,000   36,093
    Kito Corp.............................................   1,200   17,976
    Kitz Corp.............................................  25,200  120,434
    Kiyo Holdings, Inc.................................... 195,000  270,274
    Koa Corp..............................................   8,600   84,895
    Koatsu Gas Kogyo Co., Ltd.............................   8,000   43,158
    Kobayashi Pharmaceutical Co., Ltd.....................     800   41,697
   *Kobe Steel, Ltd....................................... 274,000  432,383
   #Kohnan Shoji Co., Ltd.................................   7,400   84,149
    Kohsoku Corp..........................................     200    1,889
    Koito Manufacturing Co., Ltd..........................   7,000  134,978
   #Kojima Co., Ltd.......................................   9,400   28,771
    Kokuyo Co., Ltd.......................................  27,700  203,113
    KOMAIHALTEC, Inc......................................  12,000   25,562
    Komatsu Seiren Co., Ltd...............................   5,000   26,175
    Komatsu, Ltd..........................................   5,400  120,223
    Komeri Co., Ltd.......................................   5,900  145,246

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Konaka Co., Ltd.......................................  4,400 $ 42,752
   #Konami Corp...........................................  8,400  185,885
    Konami Corp. ADR......................................    200    4,408
    Kondotec, Inc.........................................  3,100   18,489
    Konica Minolta, Inc................................... 49,000  400,929
    Konishi Co., Ltd......................................  4,900   98,461
    Kose Corp.............................................  4,500  127,380
    Krosaki Harima Corp................................... 15,000   30,101
    KRS Corp..............................................  1,700   16,508
    KU Holdings Co., Ltd..................................    400    3,367
   *Kumagai Gumi Co., Ltd................................. 44,000   43,038
    Kumiai Chemical Industry Co., Ltd..................... 10,000   59,560
    Kura Corp.............................................  1,100   18,753
    Kurabo Industries, Ltd................................ 51,000   82,673
    Kuraray Co., Ltd......................................  7,000   95,470
    Kureha Corp........................................... 44,000  147,101
    Kurimoto, Ltd......................................... 27,000   71,506
    Kurita Water Industries, Ltd..........................  9,100  185,567
   #Kuroda Electric Co., Ltd.............................. 10,600  147,641
    KYB Co., Ltd.......................................... 49,000  254,523
    Kyocera Corp..........................................    900   91,205
    Kyocera Corp. Sponsored ADR...........................  1,252  127,266
    Kyodo Printing Co., Ltd............................... 19,000   52,691
    Kyodo Shiryo Co., Ltd................................. 18,000   19,455
    Kyoei Steel, Ltd......................................  6,700  113,020
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................  8,600   88,983
    Kyokuto Securities Co., Ltd...........................  1,100   18,732
    Kyokuyo Co., Ltd...................................... 18,000   47,720
    KYORIN Holdings, Inc..................................  8,000  174,449
    Kyoritsu Maintenance Co., Ltd.........................  2,000   76,881
    Kyosan Electric Manufacturing Co., Ltd................ 20,000   68,569
    Kyoto Kimono Yuzen Co., Ltd...........................  1,000   10,924
    Kyowa Exeo Corp....................................... 26,500  292,135
    Kyowa Hakko Kirin Co., Ltd............................ 17,000  169,437
    Kyudenko Corp......................................... 15,000   67,353
    Land Business Co., Ltd................................  1,900   10,583
    Lasertec Corp.........................................  6,000   66,393
    Lawson, Inc...........................................    800   62,690
    LEC, Inc..............................................  1,400   16,380
    Life Corp.............................................  3,600   44,870
    Lintec Corp........................................... 14,500  273,403
    Lion Corp............................................. 19,000  106,782
    LIXIL Group Corp...................................... 10,300  241,529
    Look, Inc.............................................  8,000   26,359
    Macnica, Inc..........................................  3,000   75,120
    Macromill, Inc........................................  4,000   23,662
    Maeda Corp............................................ 35,000  183,230
    Maeda Road Construction Co., Ltd...................... 17,000  278,751
    Maezawa Kyuso Industries Co., Ltd.....................  2,100   26,794
    Makino Milling Machine Co., Ltd....................... 30,000  174,619
    Makita Corp. Sponsored ADR............................  1,988  104,052
    Mandom Corp...........................................  2,300   81,625
    Mars Engineering Corp.................................  2,800   52,280

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Marubeni Corp.........................................  16,000 $  111,082
    Marubun Corp..........................................   2,700     11,551
    Marudai Food Co., Ltd.................................  27,000     85,689
  #*Maruei Department Store Co., Ltd......................  18,000     42,568
    Maruetsu, Inc. (The)..................................   9,000     28,109
    Marufuji Sheet Piling Co., Ltd........................   3,000      6,461
    Maruha Nichiro Holdings, Inc..........................  35,000     71,019
    Marui Group Co., Ltd..................................  38,300    372,464
    Maruka Machinery Co., Ltd.............................   1,900     23,134
    Marusan Securities Co., Ltd...........................  18,200    129,486
   #Maruwa Co. Ltd/Aichi..................................   2,100     69,457
    Maruwn Corp...........................................   5,100     12,373
    Maruyama Manufacturing Co., Inc.......................  11,000     28,779
  #*Maruzen CHI Holdings Co., Ltd.........................     700      1,964
    Maruzen Showa Unyu Co., Ltd...........................  15,000     51,373
    Matsuda Sangyo Co., Ltd...............................   3,700     48,442
    Matsui Construction Co., Ltd..........................   7,000     23,621
   *Matsui Securities Co., Ltd............................   4,400     40,400
    Matsumotokiyoshi Holdings Co., Ltd....................   9,100    274,307
   *Matsuya Co., Ltd......................................   2,100     24,603
    Matsuya Foods Co., Ltd................................   2,100     32,506
    Max Co., Ltd..........................................  11,000    128,207
    Maxvalu Tokai Co., Ltd................................   1,500     19,392
   *Mazda Motor Corp...................................... 244,000  1,016,628
    MEC Co., Ltd..........................................   1,500      6,849
    Medipal Holdings Corp.................................  19,600    243,118
    Megachips Corp........................................   4,900     76,450
    Megmilk Snow Brand Co., Ltd...........................  13,900    200,710
    Meidensha Corp........................................  33,000    106,155
    MEIJI Holdings Co., Ltd...............................   5,750    269,731
  #*Meiko Electronics Co., Ltd............................   2,400     16,572
    Meisei Industrial Co., Ltd............................   8,000     32,529
    Meitec Corp...........................................   1,800     48,643
    Meito Sangyo Co., Ltd.................................   1,100     11,343
   #Meiwa Corp............................................   9,600     32,004
   *Meiwa Estate Co., Ltd.................................   2,000      7,822
   #Melco Holdings, Inc...................................   4,400     60,362
    Message Co., Ltd......................................      20     49,036
    Michinoku Bank, Ltd. (The)............................  39,000     74,335
    Mie Bank, Ltd. (The)..................................  23,000     47,367
    Milbon Co., Ltd.......................................     710     23,804
    Mimasu Semiconductor Industry Co., Ltd................   4,000     34,726
    Minato Bank, Ltd. (The)...............................  46,000     77,876
   #Minebea Co., Ltd......................................  82,000    321,390
    Ministop Co., Ltd.....................................   5,100     83,542
    Miraca Holdings, Inc..................................     800     38,579
   #Miraial Co., Ltd......................................   2,600     40,059
    Mirait Holdings Corp..................................  18,910    175,093
    Misawa Homes Co., Ltd.................................   4,500     73,018
   #MISUMI Group, Inc.....................................   3,200     86,986
    Mitani Corp...........................................   3,100     53,426
    Mito Securities Co., Ltd..............................  17,000     82,652
    Mitsuba Corp..........................................   9,000    147,285

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Mitsubishi Chemical Holdings Corp..................... 150,500 $  706,172
    Mitsubishi Corp.......................................  44,700    814,386
    Mitsubishi Electric Corp..............................  21,000    203,643
    Mitsubishi Gas Chemical Co., Inc......................  72,789    538,070
    Mitsubishi Heavy Industries, Ltd......................  49,000    263,097
   *Mitsubishi Kakoki Kaisha, Ltd.........................  23,000     40,523
    Mitsubishi Logistics Corp.............................  20,000    291,361
    Mitsubishi Materials Corp............................. 124,800    438,999
  #*Mitsubishi Motors Corp................................     600      7,902
    Mitsubishi Nichiyu Forklift Co., Ltd..................   7,000     32,902
   *Mitsubishi Paper Mills, Ltd...........................  83,000     77,018
    Mitsubishi Pencil Co., Ltd............................   4,125     87,516
    Mitsubishi Research Institute, Inc....................   1,200     25,812
    Mitsubishi Shokuhin Co., Ltd..........................     900     22,685
    Mitsubishi Steel Manufacturing Co., Ltd...............  36,000     91,038
   #Mitsubishi Tanabe Pharma Corp.........................  21,400    288,273
    Mitsubishi UFJ Financial Group, Inc................... 355,100  2,202,688
    Mitsubishi UFJ Financial Group, Inc. ADR..............  16,850    105,313
    Mitsuboshi Belting Co., Ltd...........................  22,000    102,761
    Mitsui & Co., Ltd.....................................  45,700    612,135
    Mitsui & Co., Ltd. Sponsored ADR......................     471    126,322
    Mitsui Chemicals, Inc................................. 174,000    401,973
    Mitsui Engineering & Shipbuilding Co., Ltd............ 226,000    400,378
    Mitsui High-Tec, Inc..................................   8,600     51,971
    Mitsui Home Co., Ltd..................................   6,000     28,775
    Mitsui Knowledge Industry Co., Ltd....................      78     11,661
   #Mitsui Matsushima Co., Ltd............................  57,000     80,707
    Mitsui Mining & Smelting Co., Ltd..................... 184,000    412,160
   *Mitsui OSK Lines, Ltd................................. 118,000    453,747
    Mitsui Sugar Co., Ltd.................................  21,000     68,132
    Mitsui-Soko Co., Ltd..................................   9,000     41,416
   *Mitsumi Electric Co., Ltd.............................  31,400    226,380
    Mitsuuroko Holdings Co., Ltd..........................  11,300     55,105
    Miura Co., Ltd........................................   5,300    144,211
  #*Miyaji Engineering Group, Inc.........................  23,000     36,309
    Miyazaki Bank, Ltd. (The).............................  44,000    126,069
    Miyoshi Oil & Fat Co., Ltd............................  20,000     28,957
    Mizuho Financial Group, Inc........................... 658,460  1,369,478
    Mizuno Corp...........................................  30,000    186,328
    Mochida Pharmaceutical Co., Ltd.......................   4,000     50,228
   #Modec, Inc............................................   1,600     46,824
   #Money Partners Group Co., Ltd.........................      49     13,936
    Mori Seiki Co., Ltd...................................  24,900    322,454
    Morinaga & Co., Ltd...................................  46,000     95,288
    Morinaga Milk Industry Co., Ltd.......................  54,000    156,479
    Morita Holdings Corp..................................  11,000     93,725
    Mory Industries, Inc..................................   7,000     24,201
    MOS Food Services, Inc................................   1,400     26,792
    Moshi Moshi Hotline, Inc..............................   3,300     41,095
    Mr Max Corp...........................................   8,900     30,056
    MS&AD Insurance Group Holdings........................  14,382    372,225
    MTI, Ltd..............................................     600      4,411
    Murakami Corp.........................................   2,000     30,146

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Murata Manufacturing Co., Ltd.........................   2,100 $144,227
    Musashi Seimitsu Industry Co., Ltd....................   3,700   93,131
    Musashino Bank, Ltd. (The)............................   9,100  323,225
   #Mutoh Holdings Co., Ltd...............................   4,000   16,121
    Nabtesco Corp.........................................   3,600   75,376
    Nachi-Fujikoshi Corp..................................  27,000  118,332
    Nagaileben Co., Ltd...................................   1,800   30,002
    Nagano Bank, Ltd. (The)...............................  20,000   35,281
    Nagase & Co., Ltd.....................................  22,100  286,925
    Nagatanien Co., Ltd...................................   3,000   27,187
   #Nagoya Railroad Co., Ltd..............................  23,000   64,266
    Nakabayashi Co., Ltd..................................   9,000   18,632
    Nakamuraya Co., Ltd...................................  10,083   40,546
   *Nakayama Steel Works, Ltd.............................  31,000   17,999
    Nakayamafuku Co., Ltd.................................     600    4,531
    Namco Bandai Holdings, Inc............................   8,000  129,424
    Namura Shipbuilding Co., Ltd..........................  10,200   82,540
    Nankai Electric Railway Co., Ltd......................  11,000   41,304
    Nanto Bank, Ltd. (The)................................  55,000  209,728
    Natori Co., Ltd.......................................     700    6,555
    NDS Co., Ltd..........................................  10,000   28,056
    NEC Capital Solutions, Ltd............................   1,400   37,160
    NEC Corp.............................................. 264,000  596,642
    NEC Fielding, Ltd.....................................   4,400   51,999
    NEC Networks & System Integration Corp................   4,900  107,022
    NET One Systems Co., Ltd..............................  18,600  144,682
    Neturen Co., Ltd......................................   7,200   53,305
  #*New Japan Chemical Co., Ltd...........................   6,900   19,772
    Nexon Co., Ltd........................................   2,700   34,086
    NGK Insulators, Ltd...................................   7,000   93,276
    NGK Spark Plug Co., Ltd...............................   8,000  158,706
    NHK Spring Co., Ltd...................................  12,700  147,283
    Nice Holdings, Inc....................................  15,000   32,401
    Nichia Steel Works, Ltd...............................  10,000   33,866
   #Nichias Corp..........................................  15,000   98,045
    Nichiban Co., Ltd.....................................   9,000   35,798
   #Nichicon Corp.........................................  16,400  164,036
    Nichiden Corp.........................................   1,600   36,250
    Nichiha Corp..........................................   6,300   93,196
    Nichii Gakkan Co......................................   9,900   88,167
    Nichimo Co., Ltd......................................  13,000   23,192
    Nichirei Corp.........................................  38,000  182,819
    Nichireki Co., Ltd....................................   7,000   44,497
   #Nidec Copal Corp......................................   2,400   23,761
    Nidec Copal Electronics Corp..........................   6,700   32,138
   #Nidec Corp............................................   1,208   99,209
   #Nidec-Tosok Corp......................................   3,200   32,135
    Nifco, Inc............................................   8,400  228,524
    NIFTY Corp............................................      17   19,218
   #Nihon Chouzai Co., Ltd................................     720   20,804
    Nihon Dempa Kogyo Co., Ltd............................   5,700   51,191
    Nihon Eslead Corp.....................................   1,600   17,220
    Nihon Kohden Corp.....................................   2,100   88,235

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Nihon Nohyaku Co., Ltd................................  12,000 $119,057
    Nihon Parkerizing Co., Ltd............................   7,000  138,881
    Nihon Trim Co., Ltd...................................     250   23,904
    Nihon Yamamura Glass Co., Ltd.........................  28,000   47,427
   #Nikkiso Co., Ltd......................................   8,000  100,252
    Nikko Co., Ltd........................................   9,000   32,310
    Nikon Corp............................................   6,500  135,681
    Nintendo Co., Ltd.....................................     400   50,963
    Nippo Corp............................................  14,000  238,305
    Nippon Beet Sugar Manufacturing Co., Ltd..............  30,000   53,554
   #Nippon Carbon Co., Ltd................................  29,000   52,289
   *Nippon Chemi-Con Corp.................................  36,000  159,391
  #*Nippon Chemical Industrial Co., Ltd...................  18,000   22,186
    Nippon Chemiphar Co., Ltd.............................   5,000   26,407
    Nippon Chutetsukan KK.................................  12,000   25,450
    Nippon Coke & Engineering Co., Ltd....................  81,500   91,349
    Nippon Concrete Industries Co., Ltd...................  19,000   49,782
    Nippon Denko Co., Ltd.................................  26,000   76,725
    Nippon Densetsu Kogyo Co., Ltd........................  12,000  115,794
    Nippon Electric Glass Co., Ltd........................  78,000  418,980
    Nippon Express Co., Ltd...............................  89,000  420,021
    Nippon Filcon Co., Ltd................................   1,800    7,157
    Nippon Fine Chemical Co., Ltd.........................   4,800   29,626
    Nippon Flour Mills Co., Ltd...........................  36,000  187,208
    Nippon Formula Feed Manufacturing Co., Ltd............  18,000   21,473
    Nippon Gas Co., Ltd...................................   5,400   61,983
    Nippon Hume Corp......................................  10,000   62,107
    Nippon Jogesuido Sekkei Co., Ltd......................   1,400   17,183
    Nippon Kanzai Co., Ltd................................     500    7,511
    Nippon Kasei Chemical Co., Ltd........................   8,000   10,357
    Nippon Kayaku Co., Ltd................................  17,000  219,151
   *Nippon Kinzoku Co., Ltd...............................  16,000   18,916
    Nippon Kodoshi Corp...................................   1,500   18,651
    Nippon Koei Co., Ltd..................................  18,000   65,350
    Nippon Konpo Unyu Soko Co., Ltd.......................  16,800  268,338
  #*Nippon Koshuha Steel Co., Ltd.........................  18,000   15,789
    Nippon Light Metal Holdings Co., Ltd.................. 157,500  210,058
    Nippon Meat Packers, Inc..............................  13,000  200,047
    Nippon Paint Co., Ltd.................................  11,000  139,984
    Nippon Paper Industries Co., Ltd......................  22,924  333,619
    Nippon Pillar Packing Co., Ltd........................   6,000   39,598
    Nippon Piston Ring Co., Ltd...........................  28,000   47,609
    Nippon Road Co., Ltd. (The)...........................  22,000  118,626
    Nippon Seiki Co., Ltd.................................  12,000  177,123
    Nippon Seisen Co., Ltd................................   6,000   27,525
    Nippon Sharyo, Ltd....................................  20,000  110,798
  #*Nippon Sheet Glass Co., Ltd........................... 268,000  280,907
    Nippon Shinyaku Co., Ltd..............................  15,000  255,352
    Nippon Shokubai Co., Ltd..............................  28,000  289,349
    Nippon Signal Co., Ltd................................  17,300  124,301
    Nippon Soda Co., Ltd..................................  42,000  239,942
    Nippon Steel & Sumitomo Metal Corp.................... 180,812  524,577
   #Nippon Steel Trading Co., Ltd.........................  18,000   51,738

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
   *Nippon Suisan Kaisha, Ltd.............................  65,700 $133,246
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....  15,000  162,715
    Nippon Television Holdings, Inc.......................   5,700  103,064
    Nippon Thompson Co., Ltd..............................  20,000   95,577
    Nippon Valqua Industries, Ltd.........................  21,000   53,342
   *Nippon Yakin Kogyo Co., Ltd...........................  35,500   43,717
   #Nippon Yusen KK....................................... 170,217  471,274
   #Nipro Corp............................................  29,600  283,830
    Nishi-Nippon City Bank, Ltd. (The).................... 143,000  368,561
    Nishi-Nippon Railroad Co., Ltd........................   9,000   34,241
    Nishikawa Rubber Co., Ltd.............................   1,400   26,782
    Nishimatsu Construction Co., Ltd......................  76,000  177,944
    Nishimatsuya Chain Co., Ltd...........................  10,500   92,328
    Nishio Rent All Co., Ltd..............................   2,700   56,652
    Nissan Chemical Industries, Ltd.......................   7,200   99,595
    Nissan Motor Co., Ltd.................................  43,900  458,412
    Nissan Shatai Co., Ltd................................  16,000  205,071
    Nissan Tokyo Sales Holdings Co., Ltd..................   5,000   16,051
    Nissei Corp...........................................   1,900   17,044
    Nissei Plastic Industrial Co., Ltd....................   2,700   20,156
    Nissen Holdings Co., Ltd..............................   7,300   23,608
    Nisshin Fudosan Co....................................   4,700   30,664
    Nisshin Oillio Group, Ltd. (The)......................  31,000  110,719
   #Nisshin Seifun Group, Inc.............................  38,500  446,013
    Nisshin Steel Holdings Co., Ltd.......................  22,840  199,151
    Nisshinbo Holdings, Inc...............................  46,000  354,042
    Nissin Corp...........................................  19,000   54,646
    Nissin Electric Co., Ltd..............................  13,000   78,213
    Nissin Foods Holdings Co., Ltd........................   1,000   39,744
    Nissin Kogyo Co., Ltd.................................   5,900  110,564
    Nissin Sugar Co., Ltd.................................     700   15,217
    Nissui Pharmaceutical Co., Ltd........................   3,400   38,272
    Nitori Holdings Co., Ltd..............................     850   72,518
    Nitta Corp............................................   5,900  115,059
    Nittan Valve Co., Ltd.................................   4,200   13,667
    Nittetsu Mining Co., Ltd..............................  18,000   70,091
    Nitto Boseki Co., Ltd.................................  33,000  114,522
    Nitto Denko Corp......................................   1,600   90,131
    Nitto Kogyo Corp......................................   7,600  125,858
    Nitto Kohki Co., Ltd..................................   4,200   77,862
    Nitto Seiko Co., Ltd..................................   7,000   23,415
    Nittoc Construction Co., Ltd..........................  12,200   38,892
   #Nittoku Engineering Co., Ltd..........................   4,300   41,230
    NKSJ Holdings, Inc....................................  26,650  668,549
    Noevir Holdings Co., Ltd..............................   3,900   63,578
    NOF Corp..............................................  45,000  271,399
    Nohmi Bosai, Ltd......................................   8,000   66,283
    NOK Corp..............................................  21,400  340,413
    Nomura Co., Ltd.......................................   9,000   83,080
    Nomura Holdings, Inc..................................  88,300  670,839
    Nomura Holdings, Inc. ADR.............................   7,820   59,588
    Nomura Real Estate Holdings, Inc......................   9,600  223,279
    Nomura Research Institute, Ltd........................   1,100   36,001

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Noritake Co., Ltd/Nagoya..............................  41,000 $106,201
    Noritz Corp...........................................   9,100  153,577
    North Pacific Bank, Ltd...............................  74,300  286,997
    NS Solutions Corp.....................................   2,500   46,624
  #*NS United Kaiun Kaisha, Ltd...........................  31,000   51,439
    NSD Co., Ltd..........................................   8,600   94,637
    NSK, Ltd..............................................  18,000  168,283
   *NTN Corp.............................................. 127,000  415,718
    NTT Data Corp.........................................      32  114,672
    NTT DOCOMO, Inc.......................................     165  251,308
    NTT DOCOMO, Inc. Sponsored ADR........................   3,100   47,337
    Obara Group, Inc......................................   3,300   99,747
    Obayashi Corp.........................................  61,000  325,601
    Obayashi Road Corp....................................   6,000   23,701
    OBIC Business Consultants, Ltd........................     700   44,485
    Obic Co., Ltd.........................................     400  112,193
    Oenon Holdings, Inc...................................  18,000   40,763
    Ogaki Kyoritsu Bank, Ltd. (The).......................  83,000  242,800
    Ohara, Inc............................................   1,500    9,736
    Ohashi Technica, Inc..................................   2,200   18,838
    Ohsho Food Service Corp...............................   1,000   34,684
    OIE Sangyo Co., Ltd...................................   1,187    9,631
   #Oiles Corp............................................   4,480   90,219
    Oita Bank, Ltd. (The).................................  51,000  151,813
   #Oji Holdings Corp.....................................  95,000  404,724
    Okabe Co., Ltd........................................   9,900  106,317
    Okamoto Industries, Inc...............................  26,000   81,727
    Okamura Corp..........................................  21,000  142,851
    Okinawa Electric Power Co., Inc. (The)................   2,100   79,541
    OKK Corp..............................................  17,000   24,941
    OKUMA Corp............................................  22,000  162,267
    Okumura Corp..........................................  49,000  189,803
    Okura Industrial Co., Ltd.............................  15,000   50,334
    Okuwa Co., Ltd........................................   5,000   47,221
    Olympic Corp..........................................   2,300   15,936
    Omron Corp............................................   2,400   74,219
    ONO Sokki Co., Ltd....................................   8,000   33,531
    Onoken Co., Ltd.......................................   4,800   45,280
    Onward Holdings Co., Ltd..............................  39,000  352,412
    Optex Co., Ltd........................................   2,700   44,069
    Oracle Corp. Japan....................................   1,000   38,954
    Organo Corp...........................................  14,000   72,829
   #Origin Electric Co., Ltd..............................   7,000   23,212
    Osaka Organic Chemical Industry, Ltd..................   2,300    9,945
    Osaka Steel Co., Ltd..................................   3,900   68,113
   #OSAKA Titanium Technologies Co........................   2,600   50,563
    Osaki Electric Co., Ltd...............................   7,000   37,673
    OSG Corp..............................................   6,400   98,081
    Otsuka Corp...........................................     500   56,450
    Otsuka Kagu, Ltd......................................   2,300   22,745
    Oyo Corp..............................................   5,000   73,433
    Pacific Industrial Co., Ltd...........................  14,100  106,337
    Pacific Metals Co., Ltd...............................  42,000  187,069

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Pack Corp. (The)......................................  3,900 $ 65,519
    Pal Co., Ltd..........................................  2,400   66,972
    Paltac Corp...........................................  8,950  122,624
    PanaHome Corp......................................... 25,000  154,518
   *Panasonic Corp........................................ 19,899  176,531
   *Panasonic Corp. Sponsored ADR......................... 27,580  248,496
    Panasonic Industrial Devices SUNX Co., Ltd............  9,300   37,632
    Parco Co., Ltd........................................  4,406   43,604
    Paris Miki Holdings, Inc..............................  7,500   36,803
   #Park24 Co., Ltd.......................................  2,100   38,660
    Pasona Group, Inc.....................................     25   16,746
    Penta-Ocean Construction Co., Ltd..................... 46,000  111,548
    Pigeon Corp...........................................  2,800  131,714
    Pilot Corp............................................  2,400   80,759
    Piolax, Inc...........................................  2,900   79,869
  #*Pioneer Corp.......................................... 84,400  160,622
    Plenus Co., Ltd.......................................  2,800   48,060
    Point, Inc............................................    870   43,576
    Pola Orbis Holdings, Inc..............................  1,400   49,001
    Press Kogyo Co., Ltd.................................. 33,000  139,525
    Pressance Corp........................................  2,000   65,865
    Prestige International, Inc...........................    200    2,753
    Prima Meat Packers, Ltd............................... 35,000   67,798
    Pronexus, Inc.........................................  6,000   37,931
    Proto Corp............................................  3,200   41,894
    PS Mitsubishi Construction Co., Ltd...................  2,500   10,033
    Qol Co., Ltd..........................................  6,300   33,583
    Raito Kogyo Co., Ltd.................................. 17,500  128,920
  #*Rasa Industries, Ltd..................................  9,000   10,363
    Relo Holdings, Inc....................................    900   44,028
    Rengo Co., Ltd........................................ 69,000  349,591
  #*Renown, Inc........................................... 15,900   21,238
    Resona Holdings, Inc.................................. 46,300  229,730
    Resorttrust, Inc......................................  3,300  100,185
   #Rhythm Watch Co., Ltd................................. 25,000   36,196
    Ricoh Co., Ltd........................................ 74,000  830,739
    Ricoh Leasing Co., Ltd................................  5,900  162,292
    Right On Co., Ltd.....................................  3,000   30,277
    Riken Corp............................................ 31,000  130,703
    Riken Keiki Co., Ltd..................................  6,300   46,247
    Riken Technos Corp.................................... 16,000   50,239
   #Riken Vitamin Co., Ltd................................  2,400   59,510
    Ringer Hut Co., Ltd...................................  1,400   20,726
    Rinnai Corp...........................................    700   51,252
    Rion Co., Ltd.........................................  3,200   32,570
    Riso Kagaku Corp......................................  4,700  103,437
   #Riso Kyoiku Co., Ltd..................................    540   42,755
    Rock Field Co., Ltd...................................  3,000   56,864
    Rohm Co., Ltd......................................... 11,100  427,922
    Rohto Pharmaceutical Co., Ltd......................... 10,000  138,016
    Rokko Butter Co., Ltd.................................    400    3,206
    Round One Corp........................................ 23,400  139,130
    Royal Holdings Co., Ltd...............................  5,500   84,205

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Ryobi, Ltd............................................ 42,000 $134,610
    Ryoden Trading Co., Ltd...............................  7,000   49,217
    Ryohin Keikaku Co., Ltd...............................  1,800  157,703
    Ryosan Co., Ltd.......................................  9,800  165,192
    S Foods, Inc..........................................  4,000   36,109
    S&B Foods, Inc........................................  1,000    7,697
    Sagami Chain Co., Ltd.................................  3,000   25,953
    Saibu Gas Co., Ltd.................................... 16,000   37,535
   #Saizeriya Co., Ltd....................................  6,600   93,002
    Sakai Chemical Industry Co., Ltd...................... 26,000   82,171
   #Sakai Heavy Industries, Ltd........................... 18,000   48,745
    Sakai Ovex Co., Ltd................................... 20,000   27,305
    Sakata INX Corp....................................... 12,000  111,501
    Sakata Seed Corp......................................  9,300  127,989
    Sala Corp.............................................  6,500   32,644
    San-A Co., Ltd........................................  2,500  121,180
    San-Ai Oil Co., Ltd................................... 14,000   53,712
    San-In Godo Bank, Ltd. (The).......................... 47,000  354,942
   #Sanden Corp........................................... 27,000   95,766
    Sanei Architecture Planning Co., Ltd..................    300    2,420
    Sangetsu Co., Ltd.....................................  8,800  218,771
  #*Sanix, Inc............................................  7,200   91,196
    Sanken Electric Co., Ltd.............................. 28,000  117,805
    Sanki Engineering Co., Ltd............................ 15,000   84,576
   #Sanko Marketing Foods Co., Ltd........................     33   31,345
    Sanko Metal Industrial Co., Ltd.......................  4,000    8,976
    Sankyo Co., Ltd.......................................  5,500  242,872
    Sankyo Seiko Co., Ltd.................................  7,100   24,343
    Sankyo Tateyama, Inc..................................  4,000   82,240
    Sankyu, Inc........................................... 45,000  156,964
    Sanoh Industrial Co., Ltd.............................  8,500   61,033
    Sanshin Electronics Co., Ltd..........................  7,400   45,182
    Santen Pharmaceutical Co., Ltd........................    600   26,140
    Sanwa Holdings Corp................................... 47,000  258,616
    Sanyo Chemical Industries, Ltd........................ 21,000  133,854
    Sanyo Denki Co., Ltd.................................. 12,000   89,226
    Sanyo Housing Nagoya Co., Ltd.........................  1,900   22,692
    Sanyo Shokai, Ltd..................................... 34,372   84,544
   #Sanyo Special Steel Co., Ltd.......................... 34,000  161,674
    Sapporo Holdings, Ltd................................. 91,000  327,356
   *Sasebo Heavy Industries Co., Ltd...................... 53,000   48,035
    Sata Construction Co., Ltd............................ 17,000   12,995
   #Sato Holdings Corp....................................  5,500   97,839
    Sato Shoji Corp.......................................  4,500   25,302
    Satori Electric Co., Ltd..............................  2,800   14,697
    Sawada Holdings Co., Ltd..............................  2,300   24,033
   #Sawai Pharmaceutical Co., Ltd.........................    300   36,328
    Saxa Holdings, Inc.................................... 10,000   16,616
    SBI Holdings, Inc..................................... 44,650  467,196
    Scroll Corp...........................................  5,100   13,796
    SCSK Corp.............................................  1,655   33,722
    Secom Co., Ltd........................................  1,100   60,544
    Secom Joshinetsu Co., Ltd.............................    200    5,105

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Sega Sammy Holdings, Inc..............................   4,700 $109,272
    Seibu Electric Industry Co., Ltd......................   2,000    8,629
    Seika Corp............................................  18,000   43,318
    Seikagaku Corp........................................   4,700   64,034
   *Seikitokyu Kogyo Co., Ltd.............................  12,000    8,921
    Seiko Epson Corp......................................  41,650  520,267
    Seiko Holdings Corp...................................  12,000   50,093
    Seiko PMC Corp........................................     300    1,213
    Seino Holdings Co., Ltd...............................  46,000  412,562
    Seiren Co., Ltd.......................................  13,200   90,007
    Sekisui Chemical Co., Ltd.............................  19,000  190,466
   #Sekisui House, Ltd....................................  51,440  663,709
    Sekisui Jushi Corp....................................  10,000  132,170
    Sekisui Plastics Co., Ltd.............................  10,000   24,990
   #Senko Co., Ltd........................................  25,000  130,495
    Senshu Electric Co., Ltd..............................   1,400   16,485
    Senshu Ikeda Holdings, Inc............................  29,840  150,576
    Senshukai Co., Ltd....................................   7,400   62,799
    Seven & I Holdings Co., Ltd...........................   8,100  305,138
  #*Sharp Corp............................................ 179,000  735,704
    Shibaura Electronics Co., Ltd.........................     700    8,327
   *Shibaura Mechatronics Corp............................  20,000   47,883
    Shibusawa Warehouse Co., Ltd. (The)...................  15,000   65,542
    Shibuya Kogyo Co., Ltd................................   4,400   37,952
    Shidax Corp...........................................   2,000    9,799
    Shiga Bank, Ltd. (The)................................  54,000  307,732
    Shikibo, Ltd..........................................  27,000   31,119
    Shikoku Bank, Ltd. (The)..............................  54,000  123,134
    Shikoku Chemicals Corp................................  14,000  106,870
  #*Shikoku Electric Power Co., Inc.......................   3,800   67,955
    Shima Seiki Manufacturing, Ltd........................   7,500  149,489
    Shimachu Co., Ltd.....................................  13,900  341,767
   #Shimadzu Corp.........................................  20,000  157,517
    Shimamura Co., Ltd....................................     200   22,930
    SHIMANE BANK, Ltd. (The)..............................   1,300   16,957
    Shimano, Inc..........................................     400   36,059
    Shimizu Bank, Ltd. (The)..............................   1,700   45,577
    Shimizu Corp.......................................... 107,000  445,016
    Shimojima Co., Ltd....................................   1,600   15,823
    Shin Nippon Air Technologies Co., Ltd.................   2,500   14,804
    Shin-Etsu Chemical Co., Ltd...........................   2,500  155,751
    Shin-Etsu Polymer Co., Ltd............................  13,100   41,828
    Shin-Keisei Electric Railway Co., Ltd.................   5,000   19,494
    Shinagawa Refractories Co., Ltd.......................  20,000   37,909
    Shindengen Electric Manufacturing Co., Ltd............  19,000   77,766
    Shinko Electric Industries Co., Ltd...................  19,100  183,578
    Shinko Plantech Co., Ltd..............................  12,100   94,630
    Shinko Shoji Co., Ltd.................................   6,100   49,287
    Shinmaywa Industries, Ltd.............................  24,000  197,461
    Shinnihon Corp........................................   9,500   28,273
    Shinsei Bank, Ltd..................................... 124,000  275,004
    Shinsho Corp..........................................   8,000   15,644
    Shionogi & Co., Ltd...................................   4,100   83,170

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Ship Healthcare Holdings, Inc.........................   3,000 $110,731
   #Shiroki Corp..........................................  19,000   40,261
    Shiseido Co., Ltd.....................................   3,700   56,848
    Shizuoka Bank, Ltd. (The).............................  64,000  692,111
    Shizuoka Gas Co., Ltd.................................  13,000   91,493
    Shobunsha Publications, Inc...........................   4,800   28,855
    Shochiku Co., Ltd.....................................   2,000   19,912
    Shoei Foods Corp......................................     500    3,711
    Shofu, Inc............................................   1,200   10,387
    Shoko Co., Ltd........................................  19,000   25,586
   #Showa Aircraft Industry Co., Ltd......................   3,000   27,329
    Showa Corp............................................  14,200  190,669
   #Showa Denko KK........................................ 335,000  450,487
    Showa Sangyo Co., Ltd.................................  18,000   54,548
    Showa Shell Sekiyu KK.................................  35,000  322,376
    Siix Corp.............................................   3,200   37,229
    Simplex Holdings, Inc.................................      21    9,742
    Sinanen Co., Ltd......................................  11,000   40,519
    Sinfonia Technology Co., Ltd..........................  38,000   60,039
    Sinko Industries, Ltd.................................   1,700   15,934
    Sintokogio, Ltd.......................................  12,200   95,785
    SKY Perfect JSAT Holdings, Inc........................     566  296,819
    SMC Corp..............................................     100   21,148
    SMK Corp..............................................  19,000   61,694
    SNT Corp..............................................   6,100   24,035
    Sodick Co., Ltd.......................................  12,300   59,405
    Soft99 Corp...........................................   4,000   25,432
    Softbank Corp.........................................  10,848  688,592
    Sogo Medical Co., Ltd.................................   1,100   44,407
    Sohgo Security Services Co., Ltd......................  16,900  301,371
    Sojitz Corp........................................... 258,100  438,834
    Sony Corp.............................................  14,200  298,128
    Sony Corp. Sponsored ADR..............................  17,008  357,848
    Sony Financial Holdings, Inc..........................   5,300   86,938
    Sotetsu Holdings, Inc.................................  11,000   39,915
    Sotoh Co., Ltd........................................   1,500   13,784
    Space Co., Ltd........................................   5,800   66,137
    SPK Corp..............................................   1,082   18,823
    Square Enix Holdings Co., Ltd.........................  16,600  228,035
    SRA Holdings..........................................   1,900   21,720
    ST Corp...............................................   2,200   22,493
    St Marc Holdings Co., Ltd.............................   1,900   88,753
    Stanley Electric Co., Ltd.............................   5,100   98,711
    Star Micronics Co., Ltd...............................   9,600   97,191
   #Start Today Co., Ltd..................................     900   18,589
    Starts Corp., Inc.....................................   3,000   25,885
    Starzen Co., Ltd......................................  16,000   41,953
    Stella Chemifa Corp...................................   2,500   38,000
    Studio Alice Co., Ltd.................................   1,400   18,031
    Sugi Holdings Co., Ltd................................     700   27,178
    Sumco Corp............................................  13,300  117,271
    Sumida Corp...........................................   4,600   22,567
    Sumikin Bussan Corp...................................  25,000   75,475

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Suminoe Textile Co., Ltd..............................  13,000 $   32,182
    Sumitomo Bakelite Co., Ltd............................  66,000    248,007
   #Sumitomo Chemical Co., Ltd............................ 142,000    466,784
    Sumitomo Corp.........................................  31,200    416,966
    Sumitomo Densetsu Co., Ltd............................   7,100     96,558
    Sumitomo Electric Industries, Ltd.....................  33,900    457,482
   #Sumitomo Forestry Co., Ltd............................  23,400    247,645
    Sumitomo Heavy Industries, Ltd........................ 111,000    515,044
    Sumitomo Light Metal Industries, Ltd..................  58,000     52,598
    Sumitomo Metal Mining Co., Ltd........................  55,000    716,889
  #*Sumitomo Mitsui Construction Co., Ltd.................  27,400     22,330
    Sumitomo Mitsui Financial Group, Inc..................  36,241  1,655,714
    Sumitomo Mitsui Trust Holdings, Inc...................  90,000    413,916
    Sumitomo Osaka Cement Co., Ltd........................ 128,000    414,825
   *Sumitomo Pipe & Tube Co., Ltd.........................   5,000     54,578
    Sumitomo Precision Products Co., Ltd..................  10,000     42,288
    Sumitomo Real Estate Sales Co., Ltd...................     940     50,789
    Sumitomo Rubber Industries, Ltd.......................   3,600     59,906
    Sumitomo Seika Chemicals Co., Ltd.....................  12,000     45,640
    Sumitomo Warehouse Co., Ltd. (The)....................  41,000    234,240
    Sun-Wa Technos Corp...................................   1,000     10,643
    Suruga Bank, Ltd......................................  13,000    230,711
    Suzuken Co. Ltd/Aichi.................................  13,700    428,198
    Suzuki Motor Corp.....................................   4,000     95,640
   *SWCC Showa Holdings Co., Ltd..........................  92,000     72,214
   #Sysmex Corp...........................................   1,100     70,938
    Systena Corp..........................................   3,400     24,620
    T Hasegawa Co., Ltd...................................   6,600     90,814
    T RAD Co., Ltd........................................  25,000     89,383
    T&D Holdings, Inc.....................................  63,100    796,973
    T&K Toka Co., Ltd.....................................   1,400     29,774
    Tachi-S Co., Ltd......................................   6,200     88,975
    Tachibana Eletech Co., Ltd............................   1,800     18,318
    Tact Home Co., Ltd....................................      34     59,119
    Tadano, Ltd...........................................  19,000    277,313
    Taihei Dengyo Kaisha, Ltd.............................   8,000     56,810
    Taihei Kogyo Co., Ltd.................................  14,000     49,078
   #Taiheiyo Cement Corp..................................  48,000    161,326
    Taiheiyo Kouhatsu, Inc................................  17,000     16,783
    Taiho Kogyo Co., Ltd..................................   5,200     71,735
    Taikisha, Ltd.........................................   5,000    120,678
    Taiko Bank, Ltd. (The)................................   5,000     10,801
    Taisei Corp...........................................  79,000    307,509
    Taiyo Holdings Co., Ltd...............................     900     28,120
    Taiyo Nippon Sanso Corp...............................  23,000    162,077
   #Taiyo Yuden Co., Ltd..................................  23,500    313,909
    Takagi Securities Co., Ltd............................  14,000     57,050
    Takamatsu Construction Group Co., Ltd.................   4,800     73,470
    Takaoka Toko Holdings Co., Ltd........................   3,664     66,685
    Takara Holdings, Inc..................................  22,000    186,417
    Takara Leben Co., Ltd.................................  23,200     81,110
    Takara Standard Co., Ltd..............................  27,000    197,762
    Takasago International Corp...........................  24,000    122,161

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Takasago Thermal Engineering Co., Ltd.................  19,800 $170,656
   #Takashima & Co., Ltd..................................  10,000   28,226
    Takashimaya Co., Ltd..................................  55,000  540,518
   #Takata Corp...........................................   9,300  194,231
    Take And Give Needs Co., Ltd..........................     157   36,381
    Takeda Pharmaceutical Co., Ltd........................   6,100  272,024
    Takeei Corp...........................................   4,200   56,046
   #Takeuchi Manufacturing Co., Ltd.......................   2,600   49,484
   #Takihyo Co., Ltd......................................   8,000   34,619
    Takiron Co., Ltd......................................  12,000   51,496
    Takisawa Machine Tool Co., Ltd........................  23,000   33,735
    Takuma Co., Ltd.......................................  13,000   99,264
    Tamron Co., Ltd.......................................   4,000   80,108
    Tamura Corp...........................................  20,000   50,575
    Tanseisha Co., Ltd....................................   7,000   45,081
    Tatsuta Electric Wire and Cable Co., Ltd..............  13,000  100,834
    Tayca Corp............................................   6,000   16,397
    Tbk Co., Ltd..........................................   9,000   40,688
    TDK Corp..............................................  14,400  518,524
  #*Teac Corp.............................................  23,000   12,647
    Teijin, Ltd........................................... 194,000  420,651
    Teikoku Electric Manufacturing Co., Ltd...............     200    5,167
    Teikoku Sen-I Co., Ltd................................   6,000   48,658
    Teikoku Tsushin Kogyo Co., Ltd........................  13,000   21,491
  #*Tekken Corp...........................................  42,000   47,945
    Terumo Corp...........................................   1,100   55,619
    THK Co., Ltd..........................................   7,400  154,090
    TKC Corp..............................................   5,800   98,553
    Toa Corp. (6894434)...................................   5,000   39,244
   *Toa Corp. (6894508)...................................  51,000   68,614
    Toa Oil Co., Ltd......................................  24,000   24,980
    TOA ROAD Corp.........................................  13,000   54,970
    Toabo Corp............................................  38,000   25,960
    Toagosei Co., Ltd.....................................  73,000  312,549
  #*Tobishima Corp........................................  19,900   20,687
    Tobu Store Co., Ltd...................................   1,000    2,736
    TOC Co., Ltd..........................................  13,500   95,102
    Tocalo Co., Ltd.......................................   5,100   67,333
    Tochigi Bank, Ltd. (The)..............................  29,000  109,335
    Toda Corp.............................................  64,000  181,977
   #Toda Kogyo Corp.......................................   9,000   23,571
    Toei Animation Co., Ltd...............................     900   22,775
    Toei Co., Ltd.........................................  24,000  148,815
    Toenec Corp...........................................   9,000   47,747
    Toho Bank, Ltd. (The).................................  66,000  194,392
   #Toho Co. Ltd/Kobe.....................................  12,000   43,616
    Toho Co., Ltd.........................................   2,800   58,346
    Toho Gas Co., Ltd.....................................  11,000   54,963
    Toho Holdings Co., Ltd................................  14,900  257,920
   #Toho Titanium Co., Ltd................................   7,900   59,473
    Toho Zinc Co., Ltd....................................  48,000  139,268
    Tohoku Bank, Ltd. (The)...............................  23,000   33,070
    Tohokushinsha Film Corp...............................     700    6,544

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
   #Tokai Carbon Co., Ltd.................................  60,000 $172,412
    Tokai Corp/Gifu.......................................     800   22,030
    TOKAI Holdings Corp...................................  24,100   81,913
    Tokai Lease Co., Ltd..................................   5,000    9,084
    Tokai Rika Co., Ltd...................................  15,900  342,436
    Tokai Rubber Industries, Ltd..........................  14,200  122,715
    Tokai Tokyo Financial Holdings, Inc...................  50,881  377,315
    Token Corp............................................   2,020  106,249
    Tokio Marine Holdings, Inc............................  18,116  578,207
    Tokushu Tokai Paper Co., Ltd..........................  25,000   50,492
    Tokuyama Corp......................................... 104,000  371,342
    Tokyo Broadcasting System Holdings, Inc...............   6,800   89,913
    Tokyo Dome Corp.......................................  28,000  173,737
    Tokyo Electron Device, Ltd............................      13   19,650
    Tokyo Electron, Ltd...................................   4,000  181,967
    Tokyo Energy & Systems, Inc...........................   5,000   24,670
   #Tokyo Keiki, Inc......................................  17,000   35,571
    Tokyo Rakutenchi Co., Ltd.............................   7,000   33,633
  #*Tokyo Rope Manufacturing Co., Ltd.....................  50,000   68,259
    Tokyo Seimitsu Co., Ltd...............................   5,800  113,363
   #Tokyo Steel Manufacturing Co., Ltd....................  30,100  151,290
    Tokyo Tatemono Co., Ltd...............................  83,000  687,486
    Tokyo Tekko Co., Ltd..................................  13,000   48,849
    Tokyo Theatres Co., Inc...............................  21,000   31,859
    Tokyo Tomin Bank, Ltd. (The)..........................  11,600  119,616
    Tokyu Community Corp..................................   1,800   81,883
   *Tokyu Construction Co., Ltd...........................  29,790   71,033
    Tokyu Corp............................................   1,000    6,495
    Tokyu Land Corp.......................................  47,000  447,393
   #Tokyu Livable, Inc....................................   2,700   54,249
    Tokyu Recreation Co., Ltd.............................   3,853   21,076
    Toli Corp.............................................   9,000   17,156
    Tomato Bank, Ltd......................................  22,000   39,251
    Tomen Electronics Corp................................   2,900   33,113
    Tomoe Corp............................................   5,200   17,798
   #Tomoe Engineering Co., Ltd............................   2,200   33,276
    Tomoku Co., Ltd.......................................  22,000   64,765
    TOMONY Holdings, Inc..................................  47,700  170,049
    Tomy Co., Ltd.........................................  23,900  114,816
    Tonami Holdings Co., Ltd..............................  11,000   23,661
    Toppan Forms Co., Ltd.................................  17,700  152,647
    Toppan Printing Co., Ltd..............................  60,000  407,186
    Topre Corp............................................  10,300  105,598
    Topy Industries, Ltd..................................  58,000  119,954
    Toray Industries, Inc.................................  11,000   70,028
    Toridoll.corp.........................................   3,900   40,242
    Torigoe Co., Ltd. (The)...............................   2,300   14,536
    Torishima Pump Manufacturing Co., Ltd.................   7,800   68,914
   #Tosei Corp............................................   5,300   35,781
    Toshiba Corp..........................................   8,000   34,605
    Toshiba Machine Co., Ltd..............................  29,000  133,886
    Toshiba Plant Systems & Services Corp.................   8,000  130,004
    Toshiba TEC Corp......................................  34,000  195,822

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
   #Tosho Printing Co., Ltd...............................  11,000 $   27,489
    Tosoh Corp............................................ 144,000    509,839
    Totetsu Kogyo Co., Ltd................................   5,670    103,715
    TOTO, Ltd.............................................  10,000    101,947
    Tottori Bank, Ltd. (The)..............................   8,000     14,754
    Touei Housing Corp....................................   3,800     70,828
    Towa Bank, Ltd. (The).................................  98,000     90,960
    Towa Corp.............................................   7,700     45,556
    Towa Pharmaceutical Co., Ltd..........................   1,600     67,567
    Toyo Construction Co., Ltd............................  29,900     72,834
    Toyo Corp.............................................   5,700     67,373
   #Toyo Denki Seizo--Toyo Electric Manufacturing Co.,
     Ltd..................................................  18,000     54,730
    Toyo Engineering Corp.................................  25,000    115,385
    Toyo Ink SC Holdings Co., Ltd.........................  57,000    287,476
    Toyo Kanetsu KK.......................................  33,000     83,317
    Toyo Kohan Co., Ltd...................................  21,000     77,220
   #Toyo Securities Co., Ltd..............................  25,000     81,652
    Toyo Seikan Group Holdings, Ltd.......................  28,300    467,629
    Toyo Sugar Refining Co., Ltd..........................   8,000      7,832
    Toyo Suisan Kaisha, Ltd...............................   2,000     62,528
   #Toyo Tanso Co., Ltd...................................   2,900     47,306
    Toyo Tire & Rubber Co., Ltd...........................  47,000    270,419
    Toyo Wharf & Warehouse Co., Ltd.......................  18,000     33,056
    Toyobo Co., Ltd....................................... 251,000    391,038
    Toyoda Gosei Co., Ltd.................................  10,500    257,753
   #Toyota Boshoku Corp...................................   4,000     57,855
    Toyota Motor Corp.....................................   6,780    412,567
    Toyota Motor Corp. Sponsored ADR......................  11,600  1,414,040
    Toyota Tsusho Corp....................................  13,300    352,693
    TPR Co., Ltd..........................................   6,400    106,838
    Trancom Co., Ltd......................................     200      5,863
    Transcosmos, Inc......................................   3,900     62,970
    Trend Micro, Inc......................................     500     16,605
    Trusco Nakayama Corp..................................   5,900    119,503
    TS Tech Co., Ltd......................................   7,500    245,907
    TSI Holdings Co., Ltd.................................  27,905    200,476
    Tsubakimoto Chain Co..................................  25,000    154,434
    Tsubakimoto Kogyo Co., Ltd............................   2,000      5,286
  #*Tsudakoma Corp........................................  15,000     23,819
    Tsugami Corp..........................................  18,000     87,318
   #Tsukamoto Corp. Co., Ltd..............................   3,000      4,316
    Tsukishima Kikai Co., Ltd.............................   7,000     74,745
    Tsukuba Bank, Ltd. (The)..............................  20,400     67,763
    Tsumura & Co..........................................   2,100     59,818
    Tsuruha Holdings, Inc.................................   1,300    119,551
    Tsurumi Manufacturing Co., Ltd........................   4,000     38,065
    Tv Tokyo Holdings Corp................................     700     12,221
   #U-Shin, Ltd...........................................   8,600     55,424
    Ube Industries, Ltd................................... 211,000    400,011
   *Ube Material Industries, Ltd..........................  18,000     47,873
    Uchida Yoko Co., Ltd..................................  15,000     38,549
    Ueki Corp.............................................   3,000      5,261
    UKC Holdings Corp.....................................   3,800     62,762

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Ulvac, Inc............................................ 16,200 $126,268
    Union Tool Co.........................................  2,800   53,663
    Unipres Corp.......................................... 12,600  247,289
    United Arrows, Ltd....................................  2,400  108,500
   *Unitika, Ltd.......................................... 31,000   16,113
    Universal Entertainment Corp..........................  3,400   66,946
    UNY Group Holdings Co., Ltd........................... 52,900  339,666
    Ushio, Inc............................................ 17,900  219,618
    USS Co., Ltd..........................................    400   47,788
    Valor Co., Ltd........................................  8,300  137,702
   #Village Vanguard Co., Ltd.............................     18   24,195
    Vital KSK Holdings, Inc...............................  9,400   67,749
   #VT Holdings Co., Ltd..................................  3,900   43,865
    Wacoal Holdings Corp.................................. 34,000  344,726
   *Wakachiku Construction Co., Ltd....................... 34,000   32,902
    Wakita & Co., Ltd..................................... 10,000  107,792
    Warabeya Nichiyo Co., Ltd.............................  3,200   49,597
    Watabe Wedding Corp...................................  1,400   10,361
   #WATAMI Co., Ltd.......................................  1,100   18,930
    Weathernews, Inc......................................  1,700   40,805
    Welcia Holdings Co., Ltd..............................  1,000   53,677
    Wood One Co., Ltd.....................................  6,000   18,406
    Wowow, Inc............................................      8   28,909
    Xebio Co., Ltd........................................  7,900  165,631
    Y A C Co., Ltd........................................  3,200   17,282
    Yachiyo Bank, Ltd. (The)..............................  3,900  111,140
    Yahagi Construction Co., Ltd..........................  7,600   32,293
    Yaizu Suisankagaku Industry Co., Ltd..................    100      845
   #Yakult Honsha Co., Ltd................................    900   41,928
    YAMABIKO Corp.........................................    800   21,621
    Yamada Denki Co., Ltd.................................  8,720  352,876
    Yamagata Bank, Ltd. (The)............................. 43,000  184,047
    Yamaguchi Financial Group, Inc........................ 46,000  437,855
    Yamaha Corp........................................... 26,500  339,500
    Yamaha Motor Co., Ltd................................. 11,700  156,723
    Yamanashi Chuo Bank, Ltd. (The)....................... 50,000  199,846
   #Yamatane Corp......................................... 26,000   45,849
    Yamato Holdings Co., Ltd..............................  7,500  164,422
    Yamato International, Inc.............................  1,500    6,980
    Yamato Kogyo Co., Ltd.................................  6,600  213,878
    Yamaya Corp...........................................  2,000   32,160
    Yamazaki Baking Co., Ltd.............................. 12,000  141,530
    Yamazen Corp.......................................... 14,100   87,412
    Yaoko Co., Ltd........................................  1,100   41,144
    Yaskawa Electric Corp.................................  7,000   83,409
    Yasuda Warehouse Co., Ltd. (The)......................  5,300   47,854
    Yellow Hat, Ltd.......................................  4,400   83,430
    Yodogawa Steel Works, Ltd............................. 41,000  170,956
    Yokogawa Bridge Holdings Corp.........................  8,000   96,492
    Yokogawa Electric Corp................................  9,200  118,995
    Yokohama Reito Co., Ltd............................... 12,000   93,864
    Yokohama Rubber Co., Ltd. (The)....................... 27,000  265,788
    Yokowo Co., Ltd.......................................  5,100   23,969

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Yomeishu Seizo Co., Ltd...............................   2,000 $     16,476
    Yondenko Corp.........................................   8,000       29,239
    Yonex Co., Ltd........................................   3,600       19,486
    Yorozu Corp...........................................   5,600       96,926
    Yuasa Trading Co., Ltd................................  43,000       76,240
    Yuken Kogyo Co., Ltd..................................   7,000       15,690
    Yurtec Corp...........................................  14,000       42,840
    Yusen Logistics Co., Ltd..............................   4,700       42,392
    Yushin Precision Equipment Co., Ltd...................   1,000       18,399
    Yushiro Chemical Industry Co., Ltd....................   3,800       36,372
    Zenrin Co., Ltd.......................................   7,800       84,996
   #Zensho Holdings Co., Ltd..............................   2,100       25,036
    Zeon Corp.............................................  10,000      108,406
    ZERIA Pharmaceutical Co., Ltd.........................   2,000       30,667
    Zojirushi Corp........................................   4,000       14,726
                                                                   ------------
TOTAL JAPAN                                                         169,009,329
                                                                   ------------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV................................  18,164      457,704
   #Accell Group..........................................   5,759      106,037
    Aegon NV (5927375).................................... 163,879    1,262,747
    Aegon NV (007924103)..................................   7,785       60,178
   *AFC Ajax NV...........................................      70          744
    Akzo Nobel NV.........................................  23,385    1,425,685
   *AMG Advanced Metallurgical Group NV...................  10,989       92,526
    Amsterdam Commodities NV..............................   2,169       45,302
   #APERAM................................................  14,206      175,325
    Arcadis NV............................................   7,727      200,507
   #ArcelorMittal (03938L104).............................  75,380      977,679
   #ArcelorMittal (B03XPL1)...............................   8,183      106,905
    ASM International NV..................................   7,753      244,122
   *Ballast Nedam.........................................     398        5,508
    BE Semiconductor Industries NV........................  12,525      135,666
    Beter Bed Holding NV..................................   1,203       23,272
   #BinckBank NV..........................................  20,706      183,480
   #Brunel International NV...............................   2,005       96,726
    CSM...................................................  26,579      609,763
   *DE Master Blenders 1753 NV............................  16,297      269,080
   #Delta Lloyd NV........................................  56,956    1,230,854
    Exact Holding NV......................................   2,291       53,869
   #Fugro NV..............................................   5,739      350,034
   #Gemalto NV............................................   3,307      346,333
   *Grontmij..............................................  14,447       65,466
   #Heijmans NV...........................................   6,308       67,109
    Heineken NV...........................................   2,366      166,192
    Hunter Douglas NV.....................................     297       12,237
   *ING Groep NV..........................................  28,843      294,399
  #*ING Groep NV Sponsored ADR............................  72,426      736,572
   *Kardan NV.............................................  13,033        8,326
    KAS Bank NV...........................................   4,165       50,726
    Kendrion NV...........................................   1,665       46,057
    Koninklijke Ahold NV..................................  25,789      424,869
    Koninklijke BAM Groep NV..............................  81,048      463,040

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
NETHERLANDS -- (Continued)
    Koninklijke Boskalis Westminster NV...................   4,741 $   178,426
    Koninklijke DSM NV....................................  18,823   1,322,863
   *Koninklijke KPN NV....................................  23,454      61,763
   #Koninklijke Philips Electronics NV (500472303)........  43,549   1,384,423
    Koninklijke Philips Electronics NV (5986622)..........  37,175   1,188,816
    Koninklijke Ten Cate NV...............................  10,165     245,606
   #Koninklijke Vopak NV..................................   3,612     208,065
    Koninklijke Wessanen NV...............................  24,174      89,792
    Macintosh Retail Group NV.............................   5,853      65,680
    Nutreco NV............................................  11,704     549,545
   *Ordina NV.............................................  12,745      21,255
   *PostNL NV.............................................  97,636     351,290
    Randstad Holding NV...................................   9,871     477,475
    Reed Elsevier NV......................................   4,897      93,813
    Reed Elsevier NV Sponsored ADR........................   1,500      57,330
  #*Royal Imtech NV.......................................   9,135      22,233
   *SBM Offshore NV.......................................  25,912     501,444
    Sligro Food Group NV..................................   4,168     150,648
   #SNS REAAL NV..........................................  28,066          --
   *Telegraaf Media Groep NV..............................   6,480     101,267
    TKH Group NV..........................................   8,480     233,574
    TNT Express NV........................................  68,768     541,239
  #*TomTom NV.............................................  29,933     174,794
    Unit4 NV..............................................   5,665     191,688
    USG People NV.........................................  25,423     189,419
    Wolters Kluwer NV.....................................  16,601     401,012
   *Xeikon NV.............................................   5,490      40,819
    Ziggo NV..............................................   1,209      48,119
                                                                   -----------
TOTAL NETHERLANDS                                                   19,687,437
                                                                   -----------
NEW ZEALAND -- (0.4%)
   *A2 Corp., Ltd.........................................  20,758      11,090
    Air New Zealand, Ltd.................................. 109,206     126,476
   #Auckland International Airport, Ltd................... 207,955     522,557
  #*Bathurst Resources New Zealand, Ltd................... 123,841      21,707
    Chorus, Ltd...........................................  11,621      25,061
    Chorus, Ltd. ADR......................................     462       4,948
    Contact Energy, Ltd...................................  74,351     318,718
   #Ebos Group, Ltd.......................................   7,416      59,519
    Fisher & Paykel Healthcare Corp., Ltd.................  36,463     101,279
    Fletcher Building, Ltd. (6341606).....................  37,414     242,819
    Fletcher Building, Ltd. (6341617).....................  11,960      77,056
    Freightways, Ltd......................................  14,995      48,615
    Hallenstein Glasson Holdings, Ltd.....................     634       2,387
    Heartland New Zealand, Ltd............................ 106,802      74,075
    Infratil, Ltd.........................................  31,321      62,163
    Kathmandu Holdings, Ltd...............................     812       1,736
   #Mainfreight, Ltd......................................  10,938      93,916
    New Zealand Oil & Gas, Ltd............................  31,977      21,324
    New Zealand Refining Co., Ltd. (The)..................  14,184      27,656
   #Nuplex Industries, Ltd................................  41,203     102,575
    NZX, Ltd..............................................  27,599      29,333
    Pike River Coal, Ltd..................................  12,312          --

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
NEW ZEALAND -- (Continued)
    Port of Tauranga, Ltd.................................  13,291 $  151,722
    Restaurant Brands New Zealand, Ltd....................  16,668     37,479
    Ryman Healthcare, Ltd.................................  22,645    128,537
    Skellerup Holdings, Ltd...............................  12,776     13,759
    Sky Network Television, Ltd...........................  48,533    207,468
   #SKYCITY Entertainment Group, Ltd......................  60,831    203,384
    Telecom Corp. of New Zealand, Ltd.....................  13,294     23,909
    Tower, Ltd............................................  27,672     41,332
    Trade Me, Ltd.........................................  21,494     82,011
    TrustPower, Ltd.......................................   8,621     50,939
    Vector, Ltd...........................................  14,113     29,848
    Warehouse Group, Ltd. (The)...........................  14,245     44,600
  #*Xero, Ltd.............................................   2,624     36,264
                                                                   ----------
TOTAL NEW ZEALAND.........................................          3,026,262
                                                                   ----------
NORWAY -- (1.1%)
   #ABG Sundal Collier Holding ASA........................  78,760     53,955
   *Agasti Holding ASA....................................  21,755      5,149
    Aker ASA Class A......................................   4,406    140,376
    Aker Solutions ASA....................................   4,011     60,445
   *Algeta ASA............................................   1,286     52,568
   *Archer, Ltd...........................................  75,662     60,783
    Atea ASA..............................................  15,208    159,851
   #Austevoll Seafood ASA.................................  23,984    135,767
    Bakkafrost P/F........................................   2,490     30,002
    Bonheur ASA...........................................   2,527     60,064
    BW Offshore, Ltd......................................  94,300    124,113
   *BWG Homes ASA.........................................  14,417     31,873
    Cermaq ASA............................................  16,789    309,199
    Copeinca ASA..........................................   4,968     56,985
   *Deep Sea Supply P.L.C.................................  17,544     26,915
  #*Det Norske Oljeselskap ASA............................   6,863    100,463
    DNB ASA...............................................  36,089    600,356
  #*DNO International ASA.................................  82,820    179,092
  #*DOF ASA...............................................  10,688     47,092
   #Ekornes ASA...........................................   2,840     44,715
  #*Electromagnetic GeoServices A.S.......................  24,789     38,959
    Eltek ASA.............................................  78,226     76,280
    Evry ASA..............................................  20,232     31,906
    Farstad Shipping ASA..................................   4,288     93,441
    Fred Olsen Energy ASA.................................   2,543    122,696
  #*Frontline, Ltd........................................  10,435     27,061
    Ganger Rolf ASA.......................................   3,945     89,474
    Gjensidige Forsikring ASA.............................   4,543     70,312
    Golar LNG, Ltd........................................   3,400    117,402
   *Golden Ocean Group Ltd................................  82,104     88,238
   *Grieg Seafood ASA.....................................   7,041     18,738
   *Hoegh LNG Holdings Ltd................................   1,442     10,938
   *Hurtigruten ASA.......................................  42,015     18,769
   *Kongsberg Automotive Holding ASA...................... 151,365     81,831
   #Kongsberg Gruppen A.S.................................     960     18,010
   #Kvaerner ASA..........................................  47,257     80,742
    Leroey Seafood Group ASA..............................   5,360    142,747

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
NORWAY -- (Continued)
   #Marine Harvest ASA....................................   412,814 $  416,604
  #*Nordic Semiconductor ASA..............................    16,465     53,428
   #Norsk Hydro ASA.......................................    88,251    375,155
  #*Norske Skogindustrier ASA.............................    29,051     18,110
    Northern Offshore, Ltd................................    31,223     44,619
   *Norwegian Air Shuttle A.S.............................     5,170    230,163
   *Norwegian Energy Co. A.S..............................    67,563     34,754
  #*Odfjell SE Class A....................................     5,645     26,175
   #Opera Software ASA....................................     4,000     32,503
    Orkla ASA.............................................    74,935    578,727
   *Panoro Energy ASA.....................................    70,975     36,712
    Petroleum Geo-Services ASA............................     9,278    124,691
    Prosafe SE............................................     2,344     23,495
   *Q-Free ASA............................................     3,734     10,282
   *Renewable Energy Corp. ASA............................   420,795    216,998
   *Salmar ASA............................................       882      8,902
    Schibsted ASA.........................................     1,854     94,432
   *Sevan Drilling A.S....................................    60,086     46,541
   *Sevan Marine ASA......................................    11,522     46,312
   *Siem Offshore, Inc....................................    35,593     47,057
    Solstad Offshore ASA..................................     2,300     37,577
  #*Songa Offshore SE.....................................    33,919     42,316
    SpareBank 1 SMN.......................................    27,627    227,908
    SpareBank 1 SR Bank ASA...............................    35,918    303,809
    Statoil ASA...........................................    14,141    306,954
    Statoil ASA Sponsored ADR.............................    12,080    260,807
    Stolt-Nielsen, Ltd....................................     7,046    164,321
   *Storebrand ASA........................................    68,353    392,981
   #Subsea 7 SA...........................................    27,212    517,521
    Telenor ASA...........................................     8,010    177,395
    TGS Nopec Geophysical Co. ASA.........................     2,774     88,972
    Tomra Systems ASA.....................................    13,900    126,980
    TTS Group ASA.........................................     6,609      7,805
    Veidekke ASA..........................................     7,209     58,697
    Veripos, Inc..........................................     2,378      7,442
    Wilh Wilhelmsen ASA...................................    12,890    104,136
    Wilh Wilhelmsen Holding ASA Class A...................     3,806    110,259
   #Yara International ASA................................     4,898    219,810
                                                                     ----------
TOTAL NORWAY..............................................            9,028,657
                                                                     ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.........................................    36,292     93,632
  #*Banco BPI SA..........................................   132,755    173,366
  #*Banco Comercial Portugues SA.......................... 3,251,331    405,615
   *Banco Espirito Santo SA...............................   381,329    371,299
    Cimpor Cimentos de Portugal SGPS SA...................    12,206     51,066
   *EDP Renovaveis SA.....................................    45,861    235,397
    Galp Energia SGPS SA..................................     5,327     85,089
    Jeronimo Martins SGPS SA..............................     5,273    104,180
    Mota-Engil SGPS SA....................................    11,981     43,720
    Portucel SA...........................................    49,814    176,388
   #Portugal Telecom SGPS SA..............................   122,225    466,335
    REN--Redes Energeticas Nacionais SGPS SA..............     8,605     25,440

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
PORTUGAL -- (Continued)
    Semapa-Sociedade de Investimento e Gestao.............  16,535 $  146,394
    Sonae................................................. 221,546    229,683
   *Sonae Industria SGPS SA...............................  12,295      8,036
    Sonaecom--SGPS SA.....................................  27,808     66,111
    Teixeira Duarte SA....................................  10,457      7,669
   #Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA...................................  20,678    120,953
                                                                   ----------
TOTAL PORTUGAL............................................          2,810,373
                                                                   ----------
RUSSIA -- (0.0%)
   *Alliance Oil Co., Ltd.................................  18,245    119,769
                                                                   ----------
SINGAPORE -- (1.5%)
   *Abterra, Ltd..........................................  40,000     20,010
    Amara Holdings, Ltd...................................  90,000     40,288
    Amtek Engineering, Ltd................................  16,000      5,909
    ASL Marine Holdings, Ltd..............................  74,200     37,327
   #Ausgroup, Ltd......................................... 134,061     37,410
    Banyan Tree Holdings, Ltd.............................  84,000     45,768
   *Beng Kuang Marine, Ltd................................  99,000      8,731
    Biosensors International Group, Ltd................... 185,000    151,326
    Boustead Singapore, Ltd...............................  44,000     48,453
    Breadtalk Group, Ltd..................................  23,000     17,353
    Bukit Sembawang Estates, Ltd..........................  29,000    140,991
    Bund Center Investment, Ltd...........................  53,000      9,558
    CapitaLand, Ltd....................................... 215,101    545,667
    CH Offshore, Ltd......................................  65,000     22,230
    China Aviation Oil Singapore Corp., Ltd...............  54,000     40,715
    Chip Eng Seng Corp., Ltd.............................. 205,000    111,087
    City Developments, Ltd................................  15,000    125,353
    ComfortDelGro Corp., Ltd..............................  53,000     83,424
    Cosco Corp. Singapore, Ltd............................ 224,000    132,017
    Creative Technology, Ltd..............................   3,750      6,956
    CSE Global, Ltd....................................... 103,000     66,751
    CWT, Ltd..............................................  46,000     51,876
    DBS Group Holdings, Ltd...............................  48,889    641,566
   *Delong Holdings, Ltd..................................  33,000      9,767
    Dyna-Mac Holdings, Ltd................................ 112,000     35,634
   #Elec & Eltek International Co., Ltd...................  14,000     30,236
    Eu Yan Sang International, Ltd........................  20,000     11,945
    Ezion Holdings, Ltd...................................  12,000     20,917
  #*Ezra Holdings, Ltd.................................... 271,000    184,093
   *Falcon Energy Group, Ltd..............................  64,000     17,069
   #Far East Orchard, Ltd.................................  48,984     78,089
    First Resources, Ltd..................................  51,000     67,340
    FJ Benjamin Holdings, Ltd.............................  75,000     15,094
   #Fragrance Group, Ltd.................................. 116,000     21,889
    Freight Links Express Holdings, Ltd................... 395,000     37,306
   *Gallant Venture, Ltd..................................  51,000     12,232
    Genting Singapore P.L.C...............................  35,000     36,506
    GMG Global, Ltd....................................... 921,000     75,288
   #Golden Agri-Resources, Ltd............................ 848,000    349,856
    Goodpack, Ltd.........................................  15,000     17,937
    Great Eastern Holdings, Ltd...........................   2,000     27,216

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                           --------- --------
SINGAPORE -- (Continued)
    GuocoLand, Ltd........................................    53,333 $ 87,981
    GuocoLeisure, Ltd.....................................    39,000   24,061
    Guthrie GTS, Ltd......................................    85,000   59,678
   *Healthway Medical Corp., Ltd..........................   184,125   10,595
    HG Metal Manufacturing, Ltd...........................   123,000    8,509
    Hi-P International, Ltd...............................    76,000   49,479
    Hiap Hoe, Ltd.........................................    39,000   22,388
    Ho Bee Investment, Ltd................................    72,000  123,941
    Hong Fok Corp., Ltd...................................   106,800   57,866
    Hong Leong Asia, Ltd..................................    41,000   49,694
    Hotel Grand Central, Ltd..............................     6,335    5,354
    Hotel Properties, Ltd.................................    66,000  162,414
    Hour Glass, Ltd. (The)................................    36,000   49,474
    HTL International Holdings, Ltd.......................    41,000    8,880
    Hutchison Port Holdings Trust.........................   358,000  264,593
    Hwa Hong Corp., Ltd...................................    21,000    5,276
    Hyflux, Ltd...........................................    49,500   50,827
    Indofood Agri Resources, Ltd..........................   167,000  116,309
    InnoTek, Ltd..........................................    37,000   10,328
   *International Healthway Corp., Ltd....................    15,152    4,948
   *Interra Resources, Ltd................................   125,000   46,675
    IPC Corp., Ltd........................................   238,000   30,486
    Jardine Cycle & Carriage, Ltd.........................     2,000   63,344
    Jaya Holdings, Ltd....................................    45,000   20,508
    K-Green Trust.........................................    22,400   18,063
    K1 Ventures, Ltd......................................    84,000   11,414
    Keppel Corp., Ltd.....................................    11,000   89,538
    Keppel Land, Ltd......................................   141,390  409,622
    Keppel Telecommunications & Transportation, Ltd.......    42,000   48,529
    Koh Brothers Group, Ltd...............................   175,000   40,748
    LC Development, Ltd...................................   128,000   16,101
   *Li Heng Chemical Fibre Technologies, Ltd..............   115,000   11,301
    Lian Beng Group, Ltd..................................   143,000   61,832
    Low Keng Huat Singapore, Ltd..........................    78,000   41,396
    M1, Ltd...............................................    23,000   58,425
   *Manhattan Resources, Ltd..............................    47,000   13,498
    Marco Polo Marine, Ltd................................    39,000   11,671
    Mermaid Maritime PCL..................................     3,000      766
    Mewah International, Inc..............................    83,000   28,376
    Midas Holdings, Ltd...................................   330,000  124,338
    Nam Cheong, Ltd.......................................   203,000   44,666
  #*Neptune Orient Lines, Ltd.............................   210,250  177,480
    Noble Group, Ltd......................................   533,000  374,481
    NSL, Ltd..............................................    16,000   18,108
   *Oceanus Group, Ltd.................................... 1,037,000   23,611
   #Olam International, Ltd...............................   346,000  461,503
    OSIM International, Ltd...............................    44,000   70,956
   *Otto Marine, Ltd......................................   166,500    6,535
    Oversea-Chinese Banking Corp., Ltd....................    42,269  350,923
   #Overseas Union Enterprise, Ltd........................   102,000  226,985
    Pan Pacific Hotels Group, Ltd.........................    31,000   62,004
    Pan-United Corp., Ltd.................................    47,000   33,617
    Popular Holdings, Ltd.................................   116,000   25,552

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
SINGAPORE -- (Continued)
    QAF, Ltd..............................................  75,821 $    62,602
   *Raffles Education Corp., Ltd.......................... 189,420      43,931
    Raffles Medical Group, Ltd............................  12,000      30,370
    Rotary Engineering, Ltd...............................  80,000      37,352
   *S I2I, Ltd............................................ 356,000       5,312
    SATS, Ltd.............................................  43,380     113,178
    See Hup Seng, Ltd..................................... 195,000      41,476
    SembCorp Industries, Ltd..............................  27,000     107,791
   #SembCorp Marine, Ltd..................................   7,000      25,028
    SIA Engineering Co., Ltd..............................  11,000      42,140
    Sim Lian Group, Ltd...................................  51,000      35,646
    Sinarmas Land, Ltd.................................... 272,000     141,963
    Singapore Airlines, Ltd...............................  63,000     500,876
    Singapore Exchange, Ltd...............................   9,000      53,960
    Singapore Land, Ltd...................................  22,000     157,951
    Singapore Post, Ltd...................................  96,000      99,264
   #Singapore Press Holdings, Ltd.........................  22,000      75,939
    Singapore Technologies Engineering, Ltd...............  19,000      63,982
    Singapore Telecommunications, Ltd.....................  86,000     265,563
   *Sino Grandness Food Industry Group Ltd................  35,000      40,154
    SMRT Corp., Ltd.......................................  25,000      27,828
    Stamford Land Corp., Ltd.............................. 154,000      67,795
    StarHub, Ltd..........................................   8,000      27,691
    Sunningdale Tech, Ltd................................. 143,000      14,161
   *SunVic Chemical Holdings, Ltd.........................  90,000      31,454
    Super Group, Ltd......................................  22,000      83,250
   #Swiber Holdings, Ltd.................................. 154,000      89,430
    Swissco Holdings, Ltd.................................  48,000       9,236
   #Tat Hong Holdings, Ltd................................  93,000      85,172
    Tiong Woon Corp. Holding, Ltd......................... 136,000      37,913
   *Triyards holdings, Ltd................................  21,900      11,961
    Tuan Sing Holdings, Ltd............................... 158,453      42,952
    UMS Holdings, Ltd.....................................  97,000      38,094
    United Engineers, Ltd.................................  65,000     120,203
    United Envirotech, Ltd................................  83,000      61,357
    United Industrial Corp., Ltd.......................... 103,000     245,258
    United Overseas Bank, Ltd.............................  18,045     304,404
    UOB-Kay Hian Holdings, Ltd............................  93,000     123,266
    UOL Group, Ltd........................................  52,000     285,616
    UPP Holdings, Ltd..................................... 134,000      37,385
    Vard Holdings, Ltd....................................  92,000      59,602
    Venture Corp., Ltd....................................  87,000     501,109
    Wheelock Properties Singapore, Ltd....................  24,000      34,517
    Wilmar International, Ltd.............................  62,000     153,465
    Wing Tai Holdings, Ltd................................ 138,768     231,977
   #Yeo Hiap Seng, Ltd....................................  10,160      21,322
    Yongnam Holdings, Ltd................................. 308,000      79,978
                                                                   -----------
TOTAL SINGAPORE...........................................          12,405,701
                                                                   -----------
SPAIN -- (1.9%)
    Abengoa SA............................................   6,788      17,957
   #Abengoa SA Class B....................................  27,152      64,817
    Abertis Infraestructuras SA...........................   5,482     101,795

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
SPAIN -- (Continued)
   #Acciona SA.............................................   8,388 $  395,531
   #Acerinox SA............................................  13,028    133,531
    ACS Actividades de Construccion y Servicios SA.........   5,409    155,743
    Adveo Group International SA...........................   2,843     47,623
    Almirall SA............................................  13,314    174,849
    Amadeus IT Holding SA Class A..........................   3,704    127,389
    Antena 3 de Television SA..............................   5,451     56,869
   #Banco Bilbao Vizcaya Argentaria SA..................... 104,990    995,619
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.......  34,534    326,346
   #Banco de Sabadell SA................................... 542,015  1,109,945
   *Banco Popular Espanol SA............................... 206,780    908,900
    Banco Santander SA..................................... 280,364  2,051,120
    Banco Santander SA Sponsored ADR.......................  53,288    390,068
    Bankinter SA........................................... 169,690    773,765
   *Baron de Ley...........................................     967     72,119
   #Bolsas y Mercados Espanoles SA.........................   4,896    135,212
    CaixaBank.............................................. 130,363    480,851
   *Caja de Ahorros del Mediterraneo.......................   8,736         --
   *Campofrio Food Group SA................................   1,520     10,456
   *Cementos Portland Valderrivas SA.......................   1,746      9,313
    Cie Automotive SA......................................  11,237     90,684
   *Codere SA..............................................     530        878
    Construcciones y Auxiliar de Ferrocarriles SA..........     234    101,194
   *Deoleo SA.............................................. 106,393     40,265
    Dinamia Capital Privado Sociedad de Capital Riesgo SA..      27        206
    Distribuidora Internacional de Alimentacion SA.........   9,770     80,849
    Duro Felguera SA.......................................   7,224     46,782
    Ebro Foods SA..........................................  10,737    231,876
    Elecnor SA.............................................   4,468     61,344
    Enagas SA..............................................   7,569    187,040
    Ence Energia y Celulosa SA.............................  46,498    150,271
   *Ercros SA..............................................  29,067     16,581
   #Faes Farma SA..........................................  32,629     96,193
    Ferrovial SA...........................................  15,481    264,106
    Fluidra SA.............................................     921      2,982
   #Fomento de Construcciones y Contratas SA...............   9,114    125,812
   #Gamesa Corp. Tecnologica SA............................  83,192    612,668
    Gas Natural SDG SA.....................................  18,758    381,901
    Grifols SA.............................................   2,915    123,113
    Grupo Catalana Occidente SA............................   6,084    158,313
    Iberdrola SA........................................... 149,049    824,783
    Iberpapel Gestion SA...................................     130      2,432
    Indra Sistemas SA......................................  15,935    215,965
   *Inmobiliaria Colonial SA...............................   1,264      1,781
   *Jazztel P.L.C..........................................  25,956    235,727
    Laboratorios Farmaceuticos Rovi SA.....................   1,442     14,377
   #Mapfre SA..............................................  18,630     68,195
   *Mediaset Espana Comunicacion SA........................  26,138    272,237
    Melia Hotels International SA..........................  13,052    117,123
    Miquel y Costas & Miquel SA............................   1,681     54,816
   *NH Hoteles SA..........................................  36,158    145,420
    Obrascon Huarte Lain SA................................   6,047    230,743
    Papeles y Cartones de Europa SA........................   8,690     38,204

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
SPAIN -- (Continued)
   *Pescanova SA..........................................   4,776 $        --
  #*Promotora de Informaciones SA Class A.................  67,092      16,543
    Prosegur Cia de Seguridad SA..........................  18,888      97,432
   *Realia Business SA....................................  14,616      11,975
    Red Electrica Corp. SA................................   4,942     275,579
    Repsol SA.............................................  14,116     338,326
    Repsol SA Sponsored ADR...............................   8,778     209,619
   *Sacyr Vallehermoso SA................................. 122,318     453,528
   *Solaria Energia y Medio Ambiente SA...................   8,257       6,927
    Tecnicas Reunidas SA..................................   2,558     116,719
   *Telefonica SA.........................................  22,213     317,472
   *Telefonica SA Sponsored ADR...........................   7,184     101,941
    Tubacex SA............................................  16,869      60,320
    Tubos Reunidos SA.....................................  23,431      54,571
    Vidrala SA............................................   4,008     148,726
    Viscofan SA...........................................   3,785     194,879
   *Vocento SA............................................     845       1,186
    Zardoya Otis SA.......................................     847      12,346
   *Zeltia SA.............................................  14,869      45,473
                                                                   -----------
TOTAL SPAIN...............................................          15,998,241
                                                                   -----------
SWEDEN -- (3.0%)
    AarhusKarlshamn AB....................................   3,387     194,547
    Acando AB.............................................  18,648      39,096
   *Active Biotech AB.....................................   1,997      15,236
    AddTech AB Class B....................................   1,162      46,587
    AF AB Class B.........................................   9,685     271,485
    Alfa Laval AB.........................................   4,247      96,380
   *Arise Windpower AB....................................   1,403       5,193
    Assa Abloy AB Class B.................................   6,882     305,123
    Atrium Ljungberg AB Class B...........................     485       6,404
    Avanza Bank Holding AB................................   1,688      38,944
   #Axfood AB.............................................   1,350      62,830
   #Axis Communications AB................................   3,786     107,882
    B&B Tools AB Class B..................................   8,255     106,704
   *BE Group AB...........................................   8,493      19,622
    Beijer AB G&L Class B.................................   5,568      89,581
    Beijer Alma AB........................................   2,460      54,219
   #Beijer Electronics AB.................................     728       7,214
    Betsson AB............................................   2,228      59,834
    Bilia AB Class A......................................   5,411      96,381
    BillerudKorsnas AB....................................  48,247     452,542
    BioGaia AB Class B....................................     778      26,671
    Biotage AB............................................  10,917      15,362
   #Bjoern Borg AB........................................   5,637      25,621
    Boliden AB............................................  50,452     712,396
    Bure Equity AB........................................  19,350      69,427
    Byggmax Group AB......................................   5,119      31,632
    Castellum AB..........................................  11,363     162,464
    Cision AB.............................................     537       3,311
    Clas Ohlson AB Class B................................   6,555      94,217
   *Cloetta AB Class B....................................   2,869       8,015
    Concentric AB.........................................   8,712     102,684

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SWEDEN -- (Continued)
    Concordia Maritime AB Class B......................... 10,317 $   16,788
   #Dios Fastigheter AB...................................  4,962     30,143
    Duni AB...............................................  8,868     82,834
  #*East Capital Explorer AB..............................  2,826     19,867
    Electrolux AB Series B................................ 25,236    735,818
   #Elekta AB Class B..................................... 13,870    237,518
  #*Eniro AB.............................................. 35,777    107,553
    Fabege AB.............................................  7,912     89,199
   *Fastighets AB Balder..................................  5,442     43,615
    Getinge AB Class B....................................  8,594    317,810
    Gunnebo AB............................................ 13,035     67,358
   *Hakon Invest AB.......................................  8,061    225,399
    Haldex AB............................................. 14,225    124,334
    Hexagon AB Class B.................................... 16,888    515,929
    Hexpol AB.............................................  3,972    291,145
    HIQ International AB..................................  5,939     31,180
    Hoganas AB Class B....................................  4,200    207,878
    Holmen AB Class B..................................... 17,116    496,624
    Hufvudstaden AB Class A...............................  2,399     30,459
    Husqvarna AB Class A.................................. 16,643     99,591
   #Husqvarna AB Class B.................................. 98,080    589,474
    Industrial & Financial Systems Class B................  3,767     77,754
    Indutrade AB..........................................  1,483     52,793
    Intrum Justitia AB....................................  6,733    170,939
   #JM AB................................................. 13,589    361,285
   *KappAhl AB............................................ 18,731     93,142
  #*Karolinska Development AB Class B.....................  1,834      7,386
    Klovern AB............................................  4,341     18,208
   #KNOW IT AB............................................  5,593     42,541
    Kungsleden AB......................................... 15,159     97,112
    Lagercrantz AB Class B................................  3,413     52,171
  #*Lindab International AB............................... 20,146    181,800
    Loomis AB Class B..................................... 13,680    293,326
   *Lundin Petroleum AB...................................  7,830    171,954
    Meda AB Class A....................................... 66,291    776,019
  #*Medivir AB Class B....................................  8,374     91,610
   #Mekonomen AB..........................................  1,728     52,969
   *Micronic Mydata AB.................................... 22,549     41,432
    Millicom International Cellular SA....................    763     61,099
    Modern Times Group AB Class B.........................    630     29,652
    MQ Holding AB.........................................  4,252     10,196
    NCC AB Class A........................................    516     13,469
    NCC AB Class B........................................ 23,214    609,426
    Net Entertainment NE AB Class B.......................  2,208     35,908
   *Net Insight AB Class B................................ 44,491      9,077
    New Wave Group AB Class B............................. 11,239     62,531
   #Nibe Industrier AB Class B............................  6,142    104,753
    Nobia AB.............................................. 34,703    251,484
    Nolato AB Class B.....................................  5,192     93,539
    Nordea Bank AB........................................ 80,010  1,014,169
    Nordnet AB Class B.................................... 24,240     73,901
    OEM International AB Class B..........................  1,100     11,588
   *Orexo AB..............................................  3,654     42,248

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
SWEDEN -- (Continued)
  #*PA Resources AB.......................................   1,706 $     2,670
   #Peab AB...............................................  51,833     284,087
   #Pricer AB Class B.....................................  26,995      31,870
   #Proact IT Group AB....................................   1,449      17,772
    Proffice AB Class B...................................   6,502      22,851
    Ratos AB Class B......................................  44,739     399,115
    ReadSoft AB Class B...................................   7,704      27,110
   *Rezidor Hotel Group AB................................  18,581     101,193
    Saab AB Class B.......................................  19,570     353,626
    Sandvik AB............................................   6,198      78,459
   *SAS AB................................................  45,395      89,873
    Scania AB Class B.....................................   3,522      73,479
    Securitas AB Class B..................................  32,941     321,075
    Semcon AB.............................................   3,664      39,179
    Skandinaviska Enskilda Banken AB Class A.............. 137,821   1,521,324
    Skanska AB Class B....................................  33,936     640,346
    SKF AB Class B........................................   6,178     171,471
    SkiStar AB............................................   4,280      50,603
   #SSAB AB Class A.......................................  45,142     293,558
    SSAB AB Class B.......................................  25,655     143,135
    Svenska Cellulosa AB Class A..........................   5,303     140,205
    Svenska Cellulosa AB Class B..........................  56,655   1,498,678
    Svenska Handelsbanken AB Class A......................  13,978     634,128
    Svenska Handelsbanken AB Class B......................     918      39,818
    Sweco AB Class B......................................   2,946      33,840
    Swedbank AB Class A...................................  24,544     591,640
    Swedish Match AB......................................   6,419     240,079
   *Swedish Orphan Biovitrum AB...........................  38,402     287,974
   #Systemair AB..........................................     819      13,214
    Tele2 AB Class B......................................  27,792     356,242
    Telefonaktiebolaget LM Ericsson Class A...............   4,300      48,580
    Telefonaktiebolaget LM Ericsson Class B...............  89,987   1,063,674
    Telefonaktiebolaget LM Ericsson Sponsored ADR.........     900      10,557
    TeliaSonera AB........................................  62,537     452,319
   *TradeDoubler AB.......................................   8,288      28,305
   *Transcom WorldWide SA................................. 106,474      12,746
   #Transmode Holding AB..................................   1,076      14,984
    Trelleborg AB Class B.................................  62,039   1,091,147
    Unibet Group P.L.C....................................   4,297     154,024
    Vitrolife AB..........................................     850       9,196
    Volvo AB Class A......................................   7,822     114,895
    Volvo AB Class B......................................  18,915     278,641
    Wallenstam AB Class B.................................   8,429     116,488
    Wihlborgs Fastigheter AB..............................   4,450      72,929
                                                                   -----------
TOTAL SWEDEN..............................................          24,660,700
                                                                   -----------
SWITZERLAND -- (6.9%)
    ABB, Ltd..............................................  48,571   1,070,793
    ABB, Ltd. Sponsored ADR...............................  16,820     370,713
   *Acino Holding AG......................................   1,178      93,435
    Actelion, Ltd.........................................   5,342     355,012
    Adecco SA.............................................  15,658     995,526
   *AFG Arbonia-Forster Holding AG........................   5,628     176,334

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SWITZERLAND -- (Continued)
    Allreal Holding AG....................................   4,159 $  578,853
    Alpiq Holding AG......................................     425     52,620
    ALSO Holding AG.......................................     321     16,116
    ams AG................................................   2,877    202,871
    APG SGA SA............................................     101     24,478
    Aryzta AG.............................................  20,455  1,263,172
    Ascom Holding AG......................................   9,555    123,659
    Autoneum Holding AG...................................     889     82,268
   #Bachem Holding AG Class B.............................     888     41,805
    Baloise Holding AG....................................  11,538  1,252,612
    Bank Coop AG..........................................   1,479     77,433
    Banque Cantonale de Geneve............................     163     42,992
    Banque Cantonale Vaudoise.............................     641    330,126
    Banque Privee Edmond de Rothschild SA.................       1     17,695
    Barry Callebaut AG....................................     175    169,566
    Basilea Pharmaceutica.................................   1,305    104,977
    Basler Kantonalbank...................................     599     49,071
    Belimo Holding AG.....................................      60    140,752
    Bell AG...............................................      32     73,283
   #Bellevue Group AG.....................................   1,194     14,308
   #Berner Kantonalbank AG................................   1,342    334,824
    BKW AG................................................     645     21,133
   *Bobst Group AG........................................   2,463     76,053
    Bossard Holding AG....................................     987    165,257
    Bucher Industries AG..................................   2,348    590,446
    Burckhardt Compression Holding AG.....................     467    186,817
    Burkhalter Holding AG.................................     580     41,511
    Centralschweizerische Kraftwerke AG...................      31      9,816
    Cham Paper Holding AG.................................      17      3,935
  #*Charles Voegele Holding AG............................   3,608     35,315
    Cie Financiere Richemont SA Class A...................   9,818    960,422
    Cie Financiere Tradition SA...........................     319     16,671
    Clariant AG...........................................  73,235  1,144,868
    Coltene Holding AG....................................   1,771     85,564
    Conzzeta AG...........................................      35     65,476
    Credit Suisse Group AG................................ 144,732  4,251,326
    Credit Suisse Group AG Sponsored ADR..................  32,223    943,489
    Daetwyler Holding AG..................................   1,515    165,282
    DKSH Holding AG.......................................     507     45,313
   *Dufry AG..............................................   3,740    489,430
   #EFG International AG..................................  15,468    203,177
    Emmi AG...............................................     718    221,889
    EMS-Chemie Holding AG.................................     439    154,104
    Energiedienst Holding AG..............................   1,258     46,079
    Flughafen Zuerich AG..................................   1,372    742,062
    Forbo Holding AG......................................     533    384,916
    Galenica AG...........................................   1,008    773,422
    GAM Holding AG........................................  63,417  1,011,647
   *Gategroup Holding AG..................................   7,072    159,770
    Geberit AG............................................     739    198,261
    Georg Fischer AG......................................   1,472    770,009
    Givaudan SA...........................................     282    392,502
    Gurit Holding AG......................................     138     57,523

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
SWITZERLAND -- (Continued)
    Helvetia Holding AG....................................  1,977 $  882,667
    Holcim, Ltd............................................ 27,255  1,971,675
    Huber & Suhner AG......................................  3,969    180,918
    Implenia AG............................................  4,270    233,387
    Inficon Holding AG.....................................    363    117,411
    Interroll Holding AG...................................    121     54,228
    Intershop Holdings.....................................    128     44,170
    Julius Baer Group, Ltd................................. 47,955  2,182,861
    Jungfraubahn Holding AG................................     27      1,807
    Kaba Holding AG Class B................................    787    315,384
    Kardex AG..............................................  1,349     53,821
    Komax Holding AG.......................................  1,188    126,305
    Kudelski SA............................................ 15,789    209,584
    Kuehne + Nagel International AG........................  1,113    134,699
    Kuoni Reisen Holding AG................................  1,216    438,104
    LEM Holding SA.........................................     94     58,809
    Liechtensteinische Landesbank AG.......................  1,962     79,621
    Lindt & Spruengli AG...................................      1     45,441
   #Logitech International SA.............................. 46,055    327,295
    Lonza Group AG......................................... 18,018  1,386,825
    Luzerner Kantonalbank AG...............................    918    345,945
    MCH Group AG...........................................    354     21,831
    Metall Zug AG..........................................     51    115,992
  #*Meyer Burger Technology AG............................. 18,747    125,951
    Micronas Semiconductor Holding AG......................  8,922     63,118
    Mikron Holding AG......................................  4,766     27,746
    Mobilezone Holding AG..................................  2,526     25,086
    Mobimo Holding AG......................................  2,138    449,021
   *Myriad Group AG........................................  4,819      9,408
    Nestle SA.............................................. 41,093  2,781,281
   #Nobel Biocare Holding AG...............................  9,798    119,280
    Novartis AG............................................  4,542    326,510
   #Novartis AG ADR........................................ 28,202  2,019,545
    OC Oerlikon Corp. AG................................... 56,644    744,635
   *Orascom Development Holding AG.........................  1,261     12,068
   *Orell Fuessli Holding AG...............................    184     17,288
    Orior AG...............................................  1,013     55,997
    Panalpina Welttransport Holding AG.....................  1,819    265,128
    Partners Group Holding AG..............................    465    123,136
    Phoenix Mecano AG......................................    168     87,494
    PSP Swiss Property AG..................................  1,506    132,937
    PubliGroupe AG.........................................    558     57,160
    Rieter Holding AG......................................  1,034    205,393
    Romande Energie Holding SA.............................     52     62,826
    Schaffner Holding AG...................................     39      8,837
    Schindler Holding AG...................................    551     76,825
  #*Schmolz + Bickenbach AG................................ 20,165     65,938
    Schweiter Technologies AG..............................    331    212,480
    Schweizerische National-Versicherungs-Gesellschaft AG..  4,294    200,517
    SGS SA.................................................     64    144,858
    Siegfried Holding AG...................................  1,146    169,387
    Sika AG................................................    203    565,333
    Sonova Holding AG......................................  2,091    230,774

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
SWITZERLAND -- (Continued)
    St Galler Kantonalbank AG.............................     799 $   299,181
   #Straumann Holding AG..................................     601      90,414
    Sulzer AG.............................................   5,241     783,280
    Swatch Group AG (The) (7184725).......................     943     560,380
    Swatch Group AG (The) (7184736).......................   1,622     167,491
    Swiss Life Holding AG.................................   6,673   1,197,474
    Swiss Re AG...........................................  41,329   3,295,245
    Swisscom AG...........................................     339     151,547
    Swisslog Holding AG...................................  74,559      81,288
    Swissquote Group Holding SA...........................   3,840     120,934
    Syngenta AG...........................................     577     228,153
    Syngenta AG ADR.......................................   2,693     212,855
    Tamedia AG............................................     359      39,683
    Tecan Group AG........................................   1,744     167,997
    Temenos Group AG......................................   6,344     166,135
   *Tornos Holding AG.....................................   2,333      11,015
    U-Blox AG.............................................   1,574     108,712
    UBS AG (B18YFJ4)......................................  68,935   1,357,400
    UBS AG (H89231338)....................................  51,141   1,005,943
    Valiant Holding.......................................   3,825     358,704
    Valora Holding AG.....................................     959     194,386
    Vaudoise Assurances Holding SA Class B................     298     113,738
    Verwaltungs- und Privat-Bank AG.......................   1,020      78,379
    Vetropack Holding AG..................................      68     133,956
  #*Von Roll Holding AG...................................  12,622      18,846
    Vontobel Holding AG...................................   8,832     312,739
    Walliser Kantonalbank.................................      41      36,145
    Walter Meier AG.......................................     525      28,310
    Ypsomed Holding AG....................................     784      47,216
   #Zehnder Group AG......................................   2,320      95,457
    Zug Estates Holding AG................................      50      62,510
    Zuger Kantonalbank AG.................................      22     112,227
    Zurich Insurance Group AG.............................  17,448   4,699,937
                                                                   -----------
TOTAL SWITZERLAND.........................................          57,521,193
                                                                   -----------
UNITED KINGDOM -- (16.8%)
    4imprint Group P.L.C..................................     979       8,213
    888 Holdings P.L.C....................................  29,087      75,436
    A.G.BARR P.L.C........................................   7,158      58,967
    Aberdeen Asset Management P.L.C.......................  71,672     419,494
    Acal P.L.C............................................   3,887      15,017
    Admiral Group P.L.C...................................   3,611      77,101
   *Afren P.L.C........................................... 192,537     398,615
    African Barrick Gold P.L.C............................  30,305      52,195
   *Aga Rangemaster Group P.L.C...........................  18,295      25,834
    Aggreko P.L.C.........................................   4,825     130,803
    Alent P.L.C...........................................  73,304     409,181
    AMEC P.L.C............................................  18,969     310,766
    Amlin P.L.C........................................... 141,826     868,470
    Anglo American P.L.C..................................  97,850   2,098,942
    Anglo Pacific Group P.L.C.............................  11,607      32,849
    Anglo-Eastern Plantations.............................      19         192
    Anite P.L.C...........................................  44,555      87,020

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
UNITED KINGDOM -- (Continued)
    Antofagasta P.L.C.....................................   8,353 $  112,053
    ARM Holdings P.L.C....................................  29,062    389,962
    Ashmore Group P.L.C...................................  17,502     98,689
    Ashtead Group P.L.C...................................  99,963  1,072,427
    Associated British Foods P.L.C........................  18,738    554,323
    AstraZeneca P.L.C. Sponsored ADR......................  11,019    558,884
    Aviva P.L.C........................................... 255,520  1,441,745
   #Aviva P.L.C. Sponsored ADR............................  10,982    124,975
    AZ Electronic Materials SA............................   5,612     26,100
    Babcock International Group P.L.C.....................  25,241    451,706
    BAE Systems P.L.C.....................................  49,239    333,926
    Balfour Beatty P.L.C.................................. 140,310    526,225
    Barclays P.L.C........................................ 207,884    908,242
    Barclays P.L.C. Sponsored ADR.........................  33,524    586,000
   *Barratt Developments P.L.C............................ 326,614  1,619,093
    BBA Aviation P.L.C.................................... 107,837    492,290
    Beazley P.L.C......................................... 138,486    465,035
    Bellway P.L.C.........................................  31,393    658,805
    Berendsen P.L.C.......................................  41,364    514,314
    Berkeley Group Holdings P.L.C.........................  28,573    981,469
    Betfair Group P.L.C...................................   3,778     52,807
    BG Group P.L.C........................................  42,562    767,485
    BHP Billiton P.L.C....................................   3,376     96,636
    BHP Billiton P.L.C. ADR...............................   8,444    482,490
    Bloomsbury Publishing P.L.C...........................   1,311      2,761
    Bodycote P.L.C........................................  57,886    544,931
    Booker Group P.L.C.................................... 108,316    217,669
    Bovis Homes Group P.L.C...............................  37,498    456,269
    BP P.L.C. Sponsored ADR...............................  98,501  4,081,881
    Braemar Shipping Services P.L.C.......................   1,360      8,911
    Brammer P.L.C.........................................     975      5,833
    Brewin Dolphin Holdings P.L.C.........................  57,636    222,950
    British Polythene Industries P.L.C....................   4,284     38,822
    British Sky Broadcasting Group P.L.C..................   8,574    108,013
    Britvic P.L.C.........................................  20,218    167,185
    BT Group P.L.C. Sponsored ADR.........................     478     24,722
   *BTG P.L.C.............................................  58,842    339,342
    Bunzl P.L.C...........................................  16,317    350,251
    Burberry Group P.L.C..................................  11,738    273,621
    Bwin.Party Digital Entertainment P.L.C................ 164,386    348,695
    Cable & Wireless Communications P.L.C................. 230,845    142,088
   *Cairn Energy P.L.C.................................... 180,440    738,439
    Cape P.L.C............................................  30,074    116,104
    Capita P.L.C..........................................   9,318    148,027
    Capital & Counties Properties P.L.C...................   1,729      9,510
   *Capital & Regional P.L.C..............................  34,857     18,610
    Carclo P.L.C..........................................   6,128     32,085
    Carillion P.L.C....................................... 109,444    496,422
    Carnival P.L.C........................................  18,712    720,302
   #Carnival P.L.C. ADR...................................   1,504     57,994
    Carr's Milling Industries P.L.C.......................      11        224
    Castings P.L.C........................................   9,986     63,974
    Catlin Group, Ltd..................................... 111,610    858,179

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
UNITED KINGDOM -- (Continued)
   *Centamin P.L.C........................................  99,057 $ 56,459
    Centaur Media P.L.C...................................   3,412    2,141
    Chemring Group P.L.C..................................  58,020  271,463
    Chesnara P.L.C........................................  29,116  114,535
    Chime Communications P.L.C............................   8,606   37,045
    Cineworld Group P.L.C.................................  28,182  160,797
    Clarkson P.L.C........................................     893   25,559
    Close Brothers Group P.L.C............................  39,660  628,010
    Cobham P.L.C.......................................... 163,647  716,950
    Coca-Cola HBC AG ADR..................................   7,574  197,000
   *Colt Group SA......................................... 101,130  159,288
    Communisis P.L.C......................................  19,106   19,594
    Compass Group P.L.C...................................  32,221  440,521
    Computacenter P.L.C...................................  28,553  211,075
    Consort Medical P.L.C.................................   6,807   81,768
    Costain Group P.L.C...................................   2,521   10,662
    Cranswick P.L.C.......................................  13,995  245,310
    Creston P.L.C.........................................   3,606    5,726
    Croda International P.L.C.............................   6,284  240,008
    CSR P.L.C.............................................  60,067  519,622
    CSR P.L.C. ADR........................................     700   24,017
    Daily Mail & General Trust P.L.C......................  24,955  306,656
    Dairy Crest Group P.L.C...............................  36,421  282,739
    DCC P.L.C.............................................  14,869  603,258
    De La Rue P.L.C.......................................   8,843  132,910
    Debenhams P.L.C....................................... 281,831  464,846
    Dechra Pharmaceuticals P.L.C..........................   8,510   88,552
    Development Securities P.L.C..........................  26,706   81,283
    Devro P.L.C...........................................  26,558  126,359
    Dignity P.L.C.........................................   6,668  149,871
    Diploma P.L.C.........................................  18,621  163,343
   *Dixons Retail P.L.C................................... 841,967  580,803
    Domino Printing Sciences P.L.C........................  18,318  176,660
    Domino's Pizza Group P.L.C............................   8,282   71,900
    Drax Group P.L.C......................................  98,768  964,912
    DS Smith P.L.C........................................ 218,376  859,909
    Dunelm Group P.L.C....................................   2,288   34,286
    E2V Technologies P.L.C................................  19,164   38,706
    easyJet P.L.C.........................................  45,711  982,413
    Electrocomponents P.L.C............................... 102,227  382,870
    Elementis P.L.C.......................................  92,492  352,441
   *EnQuest P.L.C......................................... 144,997  273,096
   *Enterprise Inns P.L.C................................. 172,400  338,646
   *Essar Energy P.L.C....................................  78,801  159,286
    Eurasian Natural Resources Corp. P.L.C................  32,258  106,995
    Euromoney Institutional Investor P.L.C................   5,292   85,722
    Evraz P.L.C...........................................  33,809   48,232
   *Exillon Energy P.L.C..................................  17,069   36,544
    Experian P.L.C........................................   9,848  184,660
    F&C Asset Management P.L.C............................ 126,978  193,370
    Fenner P.L.C..........................................  45,184  236,418
    Ferrexpo P.L.C........................................  20,896   53,822
    Fiberweb P.L.C........................................  45,220   49,810

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
UNITED KINGDOM -- (Continued)
    Fidessa Group P.L.C...................................   4,266 $  129,941
    Filtrona P.L.C........................................  26,942    317,850
   *Findel P.L.C..........................................  15,229     47,313
    Firstgroup P.L.C...................................... 326,005    496,546
    Fortune Oil P.L.C..................................... 197,966     23,296
    Fresnillo P.L.C.......................................     219      3,439
    Fuller Smith & Turner P.L.C...........................   7,612    108,985
    G4S P.L.C.............................................  96,074    330,610
    Galliford Try P.L.C...................................  20,224    306,538
   *Gem Diamonds, Ltd.....................................  28,445     60,847
    Genus P.L.C...........................................  10,956    229,300
    GKN P.L.C............................................. 144,762    769,886
    Glencore Xstrata P.L.C................................ 235,725    995,503
    Go-Ahead Group P.L.C..................................   4,714    113,487
    Greencore Group P.L.C................................. 117,036    261,507
    Greene King P.L.C.....................................  56,861    756,578
    Greggs P.L.C..........................................  15,704    103,443
    Halfords Group P.L.C..................................  41,756    233,440
    Halma P.L.C...........................................  26,394    223,270
   *Hardy Oil & Gas P.L.C.................................   8,461     12,370
    Hargreaves Lansdown P.L.C.............................  15,573    232,289
    Hays P.L.C............................................ 107,853    169,323
    Headlam Group P.L.C...................................  17,739    103,763
    Helical Bar P.L.C.....................................  30,383    138,106
    Henderson Group P.L.C................................. 176,437    439,488
   *Heritage Oil P.L.C....................................  45,942    115,675
    Hikma Pharmaceuticals P.L.C...........................  23,136    390,933
    Hill & Smith Holdings P.L.C...........................  20,472    136,439
    Hiscox, Ltd...........................................  89,664    887,976
    Hochschild Mining P.L.C...............................  22,123     59,025
    Hogg Robinson Group P.L.C.............................   4,980      5,509
    Home Retail Group P.L.C............................... 271,584    622,149
    Homeserve P.L.C.......................................  24,446     98,368
    Howden Joinery Group P.L.C............................  77,176    339,567
    HSBC Holdings P.L.C...................................  24,515    278,330
    HSBC Holdings P.L.C. Sponsored ADR.................... 109,270  6,201,073
    Hunting P.L.C.........................................  21,885    275,288
    Huntsworth P.L.C......................................  26,705     23,863
    Hyder Consulting P.L.C................................     977      7,023
    ICAP P.L.C............................................  79,747    493,064
    IG Group Holdings P.L.C...............................  25,728    225,673
   *Imagination Technologies Group P.L.C..................   7,952     28,403
    IMI P.L.C.............................................  13,132    274,288
    Imperial Tobacco Group P.L.C..........................  12,246    411,036
    Inchcape P.L.C........................................ 113,913    988,314
    Informa P.L.C......................................... 109,445    874,240
    Inmarsat P.L.C........................................  45,303    471,400
   *Innovation Group P.L.C................................ 197,432     87,089
    InterContinental Hotels Group P.L.C...................   4,459    129,376
    InterContinental Hotels Group P.L.C. ADR..............   1,026     29,662
   *International Consolidated Airlines Group SA.......... 189,265    836,957
   *International Ferro Metals, Ltd.......................  82,212     12,623
    International Personal Finance P.L.C..................  31,376    302,895

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Interserve P.L.C......................................    36,074 $  280,087
    Intertek Group P.L.C..................................     4,367    201,053
    Invensys P.L.C........................................    65,724    497,925
    Investec P.L.C........................................   115,695    774,070
   *IP Group P.L.C........................................    56,362    123,668
    ITE Group P.L.C.......................................    26,693    115,293
    ITV P.L.C.............................................   239,315    615,504
    J Sainsbury P.L.C.....................................   123,819    741,989
    James Fisher & Sons P.L.C.............................    11,653    185,811
    Jardine Lloyd Thompson Group P.L.C....................     7,270     98,851
    JD Sports Fashion P.L.C...............................     3,602     50,398
    JD Wetherspoon P.L.C..................................    18,334    198,716
   *JKX Oil & Gas P.L.C...................................    19,692     19,105
    John Menzies P.L.C....................................     6,307     70,757
    John Wood Group P.L.C.................................    59,682    819,452
    Johnson Matthey P.L.C.................................     8,203    353,966
   *Johnston Press P.L.C..................................    72,415     17,865
    Jupiter Fund Management P.L.C.........................    36,574    180,522
   #Kazakhmys P.L.C.......................................    30,979    123,044
    Kcom Group P.L.C......................................    53,721     67,843
    Keller Group P.L.C....................................    16,736    282,677
    Kier Group P.L.C......................................     5,615    126,807
    Kingfisher P.L.C......................................   232,192  1,404,759
   *Kofax P.L.C...........................................    16,410     85,909
    Ladbrokes P.L.C.......................................    82,902    268,584
    Laird P.L.C...........................................    73,992    217,197
   *Lamprell P.L.C........................................    61,026    134,539
    Lancashire Holdings, Ltd..............................    40,293    494,062
    Laura Ashley Holdings P.L.C...........................    22,105      8,557
    Lavendon Group P.L.C..................................    27,687     71,407
    Legal & General Group P.L.C...........................   566,357  1,661,996
   *Lloyds Banking Group P.L.C............................ 1,911,509  1,990,199
   *Lloyds Banking Group P.L.C. ADR.......................    46,132    192,370
    London Stock Exchange Group P.L.C.....................    24,527    585,275
  #*Lonmin P.L.C..........................................   103,540    491,542
    Lookers P.L.C.........................................    63,385    117,496
    Low & Bonar P.L.C.....................................    21,333     21,909
    LSL Property Services P.L.C...........................     1,287      8,521
    Man Group P.L.C.......................................   528,818    643,340
    Management Consulting Group P.L.C.....................    29,849     12,031
    Marks & Spencer Group P.L.C...........................    46,683    341,361
    Marshalls P.L.C.......................................    22,422     52,088
    Marston's P.L.C.......................................   192,527    455,053
    McBride P.L.C.........................................    40,404     79,768
    Mears Group P.L.C.....................................    26,230    160,274
    Mecom Group P.L.C.....................................    31,967     19,443
    Meggitt P.L.C.........................................   105,432    879,159
    Melrose Industries P.L.C..............................   191,793    823,818
    Michael Page International P.L.C......................    15,548    105,821
    Micro Focus International P.L.C.......................     4,882     59,019
    Millennium & Copthorne Hotels P.L.C...................    47,534    400,304
   *Mitchells & Butlers P.L.C.............................    61,137    387,683
    Mitie Group P.L.C.....................................    73,516    302,937

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
UNITED KINGDOM -- (Continued)
    MJ Gleeson Group P.L.C................................     400 $    1,817
    Mondi P.L.C...........................................  70,018  1,043,291
    Moneysupermarket.com Group P.L.C......................  54,769    150,263
    Morgan Advanced Materials P.L.C.......................  54,403    252,918
    Morgan Sindall Group P.L.C............................   8,375     85,641
   *Mothercare P.L.C......................................  10,976     69,491
    N Brown Group P.L.C...................................  43,294    340,807
    National Express Group P.L.C.......................... 130,143    502,432
    NCC Group P.L.C.......................................  21,546     41,890
    New World Resources P.L.C. Class A....................       8          7
    Next P.L.C............................................   3,701    280,906
    Northgate P.L.C.......................................  26,349    156,327
    Novae Group P.L.C.....................................  14,224    104,848
  #*Ocado Group P.L.C.....................................  61,385    287,201
    Old Mutual P.L.C...................................... 465,474  1,374,692
   *Optos P.L.C...........................................  10,238     24,480
    Oxford Instruments P.L.C..............................   4,148     90,332
    Pace P.L.C............................................  69,149    328,039
    PayPoint P.L.C........................................   1,351     22,375
    Pearson P.L.C.........................................  15,716    322,661
    Pearson P.L.C. Sponsored ADR..........................  19,843    407,178
    Pendragon P.L.C....................................... 129,184     54,024
    Pennon Group P.L.C....................................  22,146    234,216
    Persimmon P.L.C.......................................  78,274  1,471,055
   *Petra Diamonds, Ltd...................................  78,896    143,801
    Petrofac, Ltd.........................................   4,912     98,004
    Petropavlovsk P.L.C...................................  43,814     59,110
    Phoenix Group Holdings................................  24,306    271,512
    Phoenix IT Group, Ltd.................................  10,671     25,251
    Photo-Me International P.L.C..........................  17,478     24,838
    Premier Farnell P.L.C.................................  44,337    152,862
   *Premier Foods P.L.C...................................  65,881     87,354
    Premier Oil P.L.C..................................... 114,561    629,926
    Prudential P.L.C......................................  68,348  1,213,847
    Prudential P.L.C. ADR.................................     800     28,464
   *Punch Taverns P.L.C................................... 139,592     27,517
    PZ Cussons P.L.C......................................  16,088     96,449
    QinetiQ Group P.L.C................................... 126,269    355,611
   *Quintain Estates & Development P.L.C.................. 125,346    167,214
    Randgold Resources, Ltd...............................     810     59,678
    Rathbone Brothers P.L.C...............................   6,944    176,558
    Raven Russia, Ltd.....................................  29,857     31,914
    REA Holdings P.L.C....................................   1,822     11,322
   *Redrow P.L.C..........................................  65,283    244,185
    Reed Elsevier P.L.C...................................   3,037     39,310
    Reed Elsevier P.L.C. Sponsored ADR....................     300     15,546
    Regus P.L.C........................................... 167,996    472,307
    Renishaw P.L.C........................................   5,590    133,428
   *Renold P.L.C..........................................  12,120      5,290
    Rentokil Initial P.L.C................................  63,933     95,066
    Resolution, Ltd....................................... 314,563  1,547,998
    Restaurant Group P.L.C. (The).........................  25,626    205,736
    Rexam P.L.C........................................... 119,290    892,309

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
UNITED KINGDOM -- (Continued)
    Ricardo P.L.C.........................................   7,021 $   46,411
    Rightmove P.L.C.......................................   7,424    274,576
    Rio Tinto P.L.C.......................................   5,471    246,197
   #Rio Tinto P.L.C. Sponsored ADR........................   9,095    409,184
    RM P.L.C..............................................   9,841     12,575
    Robert Walters P.L.C..................................  16,237     57,909
    Rolls-Royce Holdings P.L.C............................  49,584    884,038
    Rotork P.L.C..........................................   4,681    188,881
   *Royal Bank of Scotland Group P.L.C.................... 172,486    832,935
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.....  13,214    127,383
    Royal Dutch Shell P.L.C. ADR (780259206)..............  20,775  1,419,971
    Royal Dutch Shell P.L.C. ADR (780259107)..............  88,550  6,275,539
    Royal Dutch Shell P.L.C. Class A......................     239      8,155
    Royal Dutch Shell P.L.C. Class B......................   6,539    231,287
    RPC Group P.L.C.......................................  39,583    276,918
    RPS Group P.L.C.......................................  64,857    223,310
    RSA Insurance Group P.L.C............................. 685,426  1,305,634
    SABMiller P.L.C.......................................  11,226    550,251
    Sage Group P.L.C. (The)...............................  86,054    458,710
   *Salamander Energy P.L.C...............................  73,080    132,351
    Savills P.L.C.........................................  32,530    312,277
    Schroders P.L.C. (0239581)............................   6,062    176,771
    Schroders P.L.C. (0240549)............................  10,034    373,669
    SDL P.L.C.............................................  17,586     88,975
    Senior P.L.C..........................................  75,073    303,698
    Sepura P.L.C..........................................   6,972     14,871
    Serco Group P.L.C.....................................  20,448    195,533
    Severfield-Rowen P.L.C................................  76,446     65,318
    Severn Trent P.L.C....................................   5,504    148,243
    Shanks Group P.L.C.................................... 144,947    193,820
    Shire P.L.C. ADR......................................   1,800    196,830
    SIG P.L.C............................................. 175,767    485,838
    Smith & Nephew P.L.C..................................   7,200     85,786
   #Smith & Nephew P.L.C. Sponsored ADR...................   1,400     83,230
    Smiths Group P.L.C....................................  14,750    310,234
    Smiths News P.L.C.....................................  20,687     53,703
   *Soco International P.L.C..............................  48,365    270,508
   *Southern Cross Healthcare Group P.L.C.................  27,167         --
    Spectris P.L.C........................................  16,688    534,400
    Speedy Hire P.L.C.....................................  97,345     87,420
    Spirax-Sarco Engineering P.L.C........................   4,500    196,025
    Spirent Communications P.L.C.......................... 122,722    246,635
    Spirit Pub Co. P.L.C.................................. 194,950    230,761
   *Sportech P.L.C........................................   2,757      3,716
   *Sports Direct International P.L.C.....................  27,263    273,206
    SSE P.L.C.............................................  26,084    624,439
    St Ives P.L.C.........................................  16,351     40,736
    St James's Place P.L.C................................  10,852    101,886
    ST Modwen Properties P.L.C............................  51,108    245,304
    Stagecoach Group P.L.C................................  30,945    157,383
    Standard Chartered P.L.C..............................  70,024  1,624,116
    Standard Life P.L.C................................... 196,883  1,136,943
    Sthree P.L.C..........................................  12,874     67,526

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
   #Stobart Group, Ltd....................................  11,528 $     17,107
   *SuperGroup P.L.C......................................   5,259       86,195
    Synergy Health P.L.C..................................  12,510      211,421
    Synthomer P.L.C.......................................  54,799      164,150
    TalkTalk Telecom Group P.L.C..........................  61,807      232,449
    Tate & Lyle P.L.C.....................................  41,563      530,943
    Taylor Wimpey P.L.C................................... 883,661    1,432,532
    Ted Baker P.L.C.......................................     479       13,822
    Telecity Group P.L.C..................................  11,035      149,092
    Telecom Plus P.L.C....................................   3,222       64,667
    Tesco P.L.C........................................... 212,456    1,187,615
   *Thomas Cook Group P.L.C............................... 313,202      729,763
    Travis Perkins P.L.C..................................  57,999    1,500,748
    Trifast P.L.C.........................................   1,501        1,255
   *Trinity Mirror P.L.C..................................  78,093      137,206
    TT electronics P.L.C..................................  48,065      124,899
    TUI Travel P.L.C...................................... 120,717      701,123
    Tullett Prebon P.L.C..................................  59,611      301,666
    Tullow Oil P.L.C......................................  10,521      166,429
    UBM P.L.C.............................................  15,924      172,502
    Ultra Electronics Holdings P.L.C......................   5,104      140,950
    Unite Group P.L.C.....................................  17,909      106,621
    United Drug P.L.C.....................................  61,197      327,320
    United Utilities Group P.L.C..........................  13,567      148,803
    UTV Media P.L.C.......................................   4,124        9,925
   *Vectura Group P.L.C...................................  96,721      138,780
    Vedanta Resources P.L.C...............................  20,078      355,454
    Vesuvius P.L.C........................................  78,883      510,512
    Victrex P.L.C.........................................   7,594      174,262
    Vitec Group P.L.C. (The)..............................   5,880       51,012
    Vodafone Group P.L.C. Sponsored ADR................... 165,738    4,963,853
    Volex P.L.C...........................................   1,588        2,308
    Weir Group P.L.C. (The)...............................   8,931      292,189
    WH Smith P.L.C........................................  19,644      232,455
    Whitbread P.L.C.......................................  13,322      655,197
    William Hill P.L.C.................................... 114,583      847,833
   *Wincanton P.L.C.......................................   8,167        9,353
    WM Morrison Supermarkets P.L.C........................ 223,003      981,547
   *Wolfson Microelectronics P.L.C........................  14,929       34,681
    Wolseley P.L.C........................................  11,053      529,143
    WPP P.L.C.............................................  53,556      966,905
    WPP P.L.C. Sponsored ADR..............................  13,042    1,174,954
    WS Atkins P.L.C.......................................  13,476      237,628
    Xaar P.L.C............................................   1,530       19,566
    Xchanging P.L.C.......................................  59,342      121,409
                                                                   ------------
TOTAL UNITED KINGDOM......................................          140,202,195
                                                                   ------------
UNITED STATES -- (0.1%)
    ASML Holding NV.......................................   8,314      747,399

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
UNITED STATES -- (Continued)
   *McEwen Mining--Minera Andes Andes Acquisition Corp....  24,285 $     48,707
                                                                   ------------
TOTAL UNITED STATES.......................................              796,106
                                                                   ------------
TOTAL COMMON STOCKS.......................................          754,964,096
                                                                   ------------
PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
  #*Valneva SE............................................     413          131
                                                                   ------------
GERMANY -- (0.0%)
    Porsche Automobil Holding SE..........................   2,021      171,354
                                                                   ------------
TOTAL PREFERRED STOCKS....................................              171,485
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *ALS Ltd/Queensland Rights 08/12/13....................   2,016        1,250
   *Centrebet International, Ltd. Litigation Rights.......   6,648           --
                                                                   ------------
TOTAL AUSTRALIA...........................................                1,250
                                                                   ------------
AUSTRIA -- (0.0%)
   *Intercell AG Rights...................................   1,270          118
                                                                   ------------
CANADA -- (0.0%)
   *Duluth Metals, Ltd. Warrants 07/31/13.................     953          418
                                                                   ------------
FRANCE -- (0.0%)
   *Groupe Fnac Rights 08/08/13...........................       7           19
                                                                   ------------
GREECE -- (0.0%)
   *National Bank of Greece SA Warrants 12/26/17..........  19,469       17,820
                                                                   ------------
HONG KONG -- (0.0%)
   *Cheuk Nang Holdings, Ltd. Warrants 06/24/14...........     400          123
   *New Hotel Rights 06/11/13.............................   5,138           --
                                                                   ------------
TOTAL HONG KONG...........................................                  123
                                                                   ------------
ISRAEL -- (0.0%)
   *Africa Israel Investments, Ltd. Warrants 10/31/13.....   3,517          165
   *Clal Biotechnology Industries, Ltd. Warrants
       05/08/14...........................................     810          211
   *Tower Semiconductor, Ltd. Warrants 06/27/17...........     480          280
                                                                   ------------
TOTAL ISRAEL..............................................                  656
                                                                   ------------
ITALY -- (0.0%)
   *Prelios SpA Rights 08/08/13...........................  12,060           34
                                                                   ------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 08/02/13.................... 280,364       62,096
   *CaixaBank SA Rights 08/19/13.......................... 130,363        9,191

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                    SHARES      VALUE++
                                                   ---------- ------------
SPAIN -- (Continued)
   *Zardoya Otis SA Rights 08/05/13...............        847 $        494
                                                              ------------
TOTAL SPAIN.......................................                  71,781
                                                              ------------
TOTAL RIGHTS/WARRANTS.............................                  92,219
                                                              ------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                     (000)      VALUE+
                                                   ---------- ------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@ DFA Short Term Investment Fund...............  6,741,573   78,000,000
   @ Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.10%, 08/01/13
     (Collateralized by $640,892 FNMA, rates
     ranging from 4.500% to 6.000%, maturities
     ranging from 01/01/40 to 05/01/42, valued at
     $411,221) to be repurchased at $403,159...... $      403      403,158
                                                              ------------
TOTAL SECURITIES LENDING COLLATERAL...............              78,403,158
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $705,195,109)^^..........................            $833,630,958
                                                              ============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks...................
   Australia.................... $  1,018,412 $ 47,063,532   --    $ 48,081,944
   Austria......................           --    4,182,843   --       4,182,843
   Belgium......................      859,572    9,386,867   --      10,246,439
   Canada.......................   68,584,721        6,322   --      68,591,043
   China........................        9,101           --   --           9,101
   Colombia.....................        4,268           --   --           4,268
   Denmark......................      373,390    9,705,335   --      10,078,725
   Finland......................       98,353   13,350,761   --      13,449,114
   France.......................    1,921,730   51,763,980   --      53,685,710
   Germany......................    2,889,667   37,417,389   --      40,307,056
   Greece.......................      127,235    2,522,322   --       2,649,557
   Hong Kong....................       18,600   19,926,857   --      19,945,457
   Ireland......................    1,432,496    4,062,513   --       5,495,009
   Israel.......................      680,853    4,756,095   --       5,436,948
   Italy........................      820,886   16,714,033   --      17,534,919
   Japan........................    3,601,437  165,407,892   --     169,009,329
   Netherlands..................    3,216,182   16,471,255   --      19,687,437
   New Zealand..................        4,948    3,021,314   --       3,026,262
   Norway.......................      378,209    8,650,448   --       9,028,657
   Portugal.....................           --    2,810,373   --       2,810,373
   Russia.......................           --      119,769   --         119,769
   Singapore....................        4,948   12,400,753   --      12,405,701
   Spain........................    1,027,974   14,970,267   --      15,998,241
   Sweden.......................    1,534,551   23,126,149   --      24,660,700
   Switzerland..................    4,552,545   52,968,648   --      57,521,193
   United Kingdom...............   27,663,200  112,538,995   --     140,202,195
   United States................      796,106           --   --         796,106
Preferred Stocks................
   France.......................          131           --   --             131
   Germany......................           --      171,354   --         171,354
Rights/Warrants.................
   Australia....................           --        1,250   --           1,250
   Austria......................           --          118   --             118
   Canada.......................           --          418   --             418
   France.......................           --           19   --              19
   Greece.......................           --       17,820   --          17,820
   Hong Kong....................           --          123   --             123
   Israel.......................           --          656   --             656
   Italy........................           --           34   --              34
   Spain........................           --       71,781   --          71,781
Securities Lending Collateral...           --   78,403,158   --      78,403,158
                                 ------------ ------------   --    ------------
TOTAL........................... $121,619,515 $712,011,443   --    $833,630,958
                                 ============ ============   ==    ============

                         WORLD EX U.S. VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The
  DFA Investment Trust Company............................         $61,192,972
Investment in Dimensional Emerging Markets Value Fund.....          19,322,790
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................. 443,584   7,926,845
                                                                   -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $83,373,109)...................................          88,442,607
                                                                   -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $83,373,109)^^.................................         $88,442,607
                                                                   ===========

WORLD EX U.S. VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------
                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                        -----------  ------- ------- -----------
Affiliated Investment Companies........ $88,442,607    --      --    $88,442,607
                                        -----------    --      --    -----------
TOTAL.................................. $88,442,607    --      --    $88,442,607
                                        ===========    ==      ==    ===========

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value
  Portfolio of DFA Investment Dimensions Group Inc....... 2,476,755 $44,259,605
Investment in Dimensional Emerging Markets Value Fund....            16,183,490
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   604,862   6,423,632
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company.......................             4,215,788
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $67,954,514)..................................            71,082,515
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $67,954,514)^^................................           $71,082,515
                                                                    ===========

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------
                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                        -----------  ------- ------- -----------
Affiliated Investment Companies........ $71,082,515    --      --    $71,082,515
                                        -----------    --      --    -----------
TOTAL.................................. $71,082,515    --      --    $71,082,515
                                        ===========    ==      ==    ===========

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................ 5,134,635 $58,791,572
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   937,184  17,403,512
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $75,357,953)..................................            76,195,084
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $75,357,953)^^................................           $76,195,084
                                                                    ===========

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------
                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                        -----------  ------- ------- -----------
Affiliated Investment Companies........ $76,195,084    --      --    $76,195,084
                                        -----------    --      --    -----------
TOTAL.................................. $76,195,084    --      --    $76,195,084
                                        ===========    ==      ==    ===========

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc........................ 2,251,761 $33,573,759
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................ 2,593,824  29,699,283
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   731,299  13,580,231
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $67,380,251)..................................            76,853,273
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $67,380,251)^^................................           $76,853,273
                                                                    ===========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                     ----------- ---------  ------- -----------
Affiliated Investment Companies..... $76,853,273        --    --    $76,853,273
Forward Currency Contracts**........          -- $(261,543)   --       (261,543)
Futures Contracts**.................      92,340        --    --         92,340
                                     ----------- ---------    --    -----------
TOTAL............................... $76,945,613 $(261,543)   --    $76,684,070
                                     =========== =========    ==    ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                VALUE+
                                                            --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company................................. $3,295,064,125
                                                            --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $2,465,271,326)^^.............................. $3,295,064,125
                                                            ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                VALUE+
                                                            --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company......................... $3,614,916,781
                                                            --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $3,467,809,919)^^.............................. $3,614,916,781
                                                            ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                               VALUE+
                                                           ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund..... $17,265,347,874
                                                           ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $18,630,406,687)^^............................. $17,265,347,874
                                                           ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (88.5%)
BRAZIL -- (8.5%)
    Abril Educacao SA...................................    30,800 $   473,877
    AES Tiete SA........................................   206,170   1,902,329
    Aliansce Shopping Centers SA........................   385,240   3,552,918
    All America Latina Logistica SA..................... 2,370,493   9,164,639
    Anhanguera Educacional Participacoes SA............. 1,385,040   8,396,389
    Arezzo Industria e Comercio SA......................   172,931   2,697,037
    Arteris SA..........................................   363,885   3,458,052
    Autometal SA........................................   123,278     983,479
   *B2W Cia Global Do Varejo............................   437,740   2,033,903
   *Banco ABC Brasil SA.................................    11,355      59,728
    Banco Bradesco SA................................... 2,129,629  28,844,998
   #Banco Bradesco SA ADR............................... 5,097,969  62,297,177
    Banco do Brasil SA.................................. 2,445,239  24,298,581
    Banco Santander Brasil SA...........................   115,800     690,836
    Banco Santander Brasil SA ADR....................... 3,110,818  18,727,124
    Bematech SA.........................................   160,800     531,454
   *BHG SA--Brazil Hospitality Group....................    81,700     601,644
    BM&FBovespa SA...................................... 6,332,289  34,140,818
    BR Malls Participacoes SA........................... 1,383,317  12,260,594
    Brasil Brokers Participacoes SA.....................   827,822   2,100,988
    Brasil Insurance Participacoes e Administracao SA... 130,430 1,257,790 *BrasilAgro--Co. Brasileira de Propriedades
     Agricolas..........................................     4,700      21,261
  #*Braskem SA Sponsored ADR............................   277,611   4,269,657
   *Brazil Pharma SA....................................   348,226   1,511,139
    BRF SA..............................................   437,206   9,313,876
   #BRF SA ADR.......................................... 1,233,685  26,437,869
   *Brookfield Incorporacoes SA......................... 2,099,133   1,527,412
    CCR SA.............................................. 1,266,400   9,936,467
   *CCX Carvao da Colombia SA...........................    79,719      34,245
    Centrais Eletricas Brasileiras SA...................   553,800   1,111,800
   #Centrais Eletricas Brasileiras SA ADR...............   130,848     493,297
   #Centrais Eletricas Brasileiras SA Sponsored ADR.....   322,427     654,527
    CETIP SA--Mercados Organizados......................   701,265   7,069,978
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar
     ADR................................................   196,188   8,751,947
    Cia de Bebidas das Americas ADR.....................   698,422  26,386,383
    Cia de Locacao das Americas.........................    25,000     111,776
    Cia de Saneamento Basico do Estado de Sao Paulo.....   120,800   1,239,056
   #Cia de Saneamento Basico do Estado de Sao Paulo ADR.   841,986   8,672,456
    Cia de Saneamento de Minas Gerais-COPASA............   295,281   4,684,165
    Cia Energetica de Minas Gerais......................   180,313   1,645,568
   #Cia Energetica de Minas Gerais Sponsored ADR........   816,623   7,561,929
    Cia Hering..........................................   319,252   4,282,162
    Cia Paranaense de Energia...........................    18,500     178,322
   #Cia Paranaense de Energia Sponsored ADR.............   225,348   2,807,836
    Cia Providencia Industria e Comercio SA.............    47,500     160,322
    Cia Siderurgica Nacional SA.........................   404,800   1,165,773
   #Cia Siderurgica Nacional SA Sponsored ADR........... 1,898,947   5,506,946
    Cielo SA............................................   593,613  14,633,784
   *Contax Participacoes SA.............................   116,550     873,608
    Cosan SA Industria e Comercio.......................   418,506   7,935,902
    CPFL Energia SA.....................................   115,400   1,067,830

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
   #CPFL Energia SA ADR..................................   198,285 $ 3,668,272
   *CR2 Empreendimentos Imobiliarios SA..................    27,200      48,287
    Cremer SA............................................    81,500     526,221
    CSU Cardsystem SA....................................    48,750      70,731
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................... 1,267,716   9,052,137
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes......................................    15,734     143,177
    Diagnosticos da America SA........................... 1,448,903   7,589,537
    Dimed SA Distribuidora da Medicamentos...............       400      41,202
    Direcional Engenharia SA.............................   485,946   2,875,609
    Duratex SA........................................... 1,017,929   5,827,318
    EcoRodovias Infraestrutura e Logistica SA............   582,828   4,100,374
    EDP--Energias do Brasil SA........................... 1,174,720   6,081,243
    Embraer SA...........................................   233,006   1,981,422
   #Embraer SA ADR.......................................   485,355  16,487,509
    Equatorial Energia SA................................   652,835   5,334,054
    Estacio Participacoes SA.............................   945,900   7,305,656
    Eternit SA...........................................   403,510   1,692,678
    Even Construtora e Incorporadora SA.................. 1,192,577   4,438,152
    Ez Tec Empreendimentos e Participacoes SA............   251,780   3,033,919
   *Fertilizantes Heringer SA............................   143,608     547,024
   *Fibria Celulose SA...................................   131,396   1,462,931
  #*Fibria Celulose SA Sponsored ADR..................... 1,146,541  12,703,674
    Fleury SA............................................   331,093   2,815,528
    Forjas Taurus SA.....................................    51,317      67,820
   *Gafisa SA............................................   485,200     587,000
  #*Gafisa SA ADR........................................ 1,336,160   3,220,146
   *General Shopping Brasil SA...........................   180,100     651,292
    Gerdau SA............................................   538,882   2,957,373
    Gerdau SA Sponsored ADR.............................. 3,120,397  19,783,317
  #*Gol Linhas Aereas Inteligentes SA ADR................   132,200     469,310
    Grendene SA..........................................   426,438   3,981,471
    Guararapes Confeccoes SA.............................    25,532     953,862
    Helbor Empreendimentos SA............................   730,719   2,722,560
    Hypermarcas SA....................................... 1,510,366  10,930,433
   *IdeiasNet SA.........................................   247,243     139,805
    Iguatemi Empresa de Shopping Centers SA..............   323,244   3,258,865
   *Industrias Romi SA...................................    65,008     132,504
   *Inepar SA Industria e Construcoes....................     3,195       1,807
   *International Meal Co. Holdings SA...................   333,476   2,628,224
    Iochpe-Maxion SA.....................................   350,369   3,854,850
    Itau Unibanco Holding SA.............................   589,714   7,434,271
   #Itau Unibanco Holding SA ADR......................... 5,554,966  70,825,815
    JBS SA............................................... 2,859,489   7,984,283
    JHSF Participacoes SA................................   360,429     892,640
    Joao Fortes Engenharia SA (2474733)..................    14,075      32,082
    Joao Fortes Engenharia SA (BBR66N2)..................     4,138       9,432
    JSL SA...............................................   303,518   1,958,395
    Kepler Weber SA......................................    70,094     553,046
    Kroton Educacional SA................................   629,036   8,961,216
    Light SA.............................................   388,196   3,011,843
   *LLX Logistica SA.....................................   433,350     182,355
    Localiza Rent a Car SA...............................   296,260   4,220,505
   *Log-in Logistica Intermodal SA.......................   187,979     856,941

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
    Lojas Americanas SA..................................   296,410 $ 1,812,490
    Lojas Renner SA......................................   298,232   7,895,857
    LPS Brasil Consultoria de Imoveis SA.................   273,080   2,212,075
    M Dias Branco SA.....................................    91,485   3,709,366
    Magnesita Refratarios SA.............................   515,361   1,531,614
    Mahle-Metal Leve SA Industria e Comercio.............   247,100   2,810,724
    Marcopolo SA.........................................     9,800      52,751
   *Marfrig Alimentos SA................................. 1,322,679   4,180,207
    Marisa Lojas SA......................................   162,556   1,516,292
   *Metalfrio Solutions SA...............................    35,421      57,603
    Mills Estruturas e Servicos de Engenharia SA.........   292,290   3,651,463
   *Minerva SA...........................................   657,685   2,623,417
   *MMX Mineracao e Metalicos SA......................... 1,697,596   1,227,797
   *MPX Energia SA.......................................   239,157     728,578
    MRV Engenharia e Participacoes SA.................... 1,800,729   5,122,726
    Multiplan Empreendimentos Imobiliarios SA............   273,060   6,027,704
    Multiplus SA.........................................   108,004   1,461,452
    Natura Cosmeticos SA.................................   307,200   6,187,494
    Odontoprev SA........................................   952,512   3,903,823
   *OGX Petroleo e Gas Participacoes SA..................   372,369     107,727
    Oi SA................................................   433,158     852,512
    Oi SA ADR (670851104)................................   136,542     263,526
   #Oi SA ADR (670851203)................................ 2,015,083   3,727,904
   *OSX Brasil SA........................................   274,400     153,958
   *Paranapanema SA...................................... 1,363,531   2,713,495
   *PDG Realty SA Empreendimentos e Participacoes........ 5,669,601   4,572,760
    Petroleo Brasileiro SA...............................   411,000   2,770,807
   #Petroleo Brasileiro SA ADR........................... 3,542,334  48,317,436
   #Petroleo Brasileiro SA Sponsored ADR................. 4,704,291  67,459,533
   *Plascar Participacoes Industriais SA.................   204,200      43,859
    Porto Seguro SA......................................   501,052   5,644,481
    Portobello SA........................................    41,800      76,405
    Positivo Informatica SA..............................   180,100     315,778
    Profarma Distribuidora de Produtos Farmaceuticos SA..    62,100     558,025
    QGEP Participacoes SA................................   485,300   2,518,663
    Raia Drogasil SA.....................................   645,340   5,459,514
    Redentor Energia SA..................................       100         348
   *Refinaria de Petroleos de Manguinhos SA..............   834,174      98,725
    Restoque Comercio e Confeccoes de Roupas SA..........   374,523   1,004,704
    Rodobens Negocios Imobiliarios SA....................   101,421     669,516
   *Rossi Residencial SA................................. 2,065,015   2,407,759
    Santos Brasil Participacoes SA.......................   213,222   2,383,309
    Sao Carlos Empreendimentos e Participacoes SA........     8,800     140,987
    Sao Martinho SA......................................   291,587   3,165,937
    SLC Agricola SA......................................   236,524   1,975,051
    Sonae Sierra Brasil SA...............................   159,418   1,610,706
    Souza Cruz SA........................................   590,000   7,106,845
   *Springs Global Participacoes SA......................   238,680     250,047
    Sul America SA....................................... 1,077,910   6,454,183
   *T4F Entretenimento SA................................    69,300     249,089
    Technos SA...........................................    69,216     477,247
   *Tecnisa SA...........................................   715,695   2,876,772
    Tegma Gestao Logistica...............................    82,100     798,922

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
BRAZIL -- (Continued)
    Telefonica Brasil SA............................      63,785 $    1,226,295
   #Telefonica Brasil SA ADR........................     401,855      8,627,826
    Tempo Participacoes SA..........................     243,497        350,087
    Tereos Internacional SA.........................     106,388        128,243
    Tim Participacoes SA............................     381,066      1,416,459
    Tim Participacoes SA ADR........................     276,754      5,194,673
    Totvs SA........................................     393,649      6,211,832
    TPI--Triunfo Participacoes e Investimentos SA...      86,427        396,647
    Tractebel Energia SA............................     346,539      5,529,191
    Transmissora Alianca de Energia Eletrica SA.....     836,227      8,368,318
    Trisul SA.......................................      51,685         95,153
    Ultrapar Participacoes SA.......................     520,868     12,363,295
    Ultrapar Participacoes SA Sponsored ADR.........      70,925      1,668,156
    UNICASA Industria de Moveis SA..................      12,300         31,541
   *Usinas Siderurgicas de Minas Gerais SA..........     258,044        991,977
    Vale SA.........................................     111,800      1,520,168
   #Vale SA Sponsored ADR (91912E105)...............   3,120,430     42,812,300
    Vale SA Sponsored ADR (91912E204)...............   3,660,970     45,066,541
    Valid Solucoes e Servicos de Seguranca em
      Meios de Pagamento e Identificacao S.A........     186,329      2,822,684
   *Vanguarda Agro SA...............................     992,154      1,565,632
   *Viver Incorporadora e Construtora SA............     651,825         88,573
    WEG SA..........................................     514,332      6,312,620
                                                                 --------------
TOTAL BRAZIL........................................              1,026,339,940
                                                                 --------------
CHILE -- (1.4%)
    AES Gener SA....................................   5,766,858      3,759,653
    Aguas Andinas SA Class A........................   7,640,511      5,352,893
   *AquaChile SA....................................     259,582        145,994
    Banco de Chile..................................   7,048,405      1,005,445
   #Banco de Chile ADR..............................      39,616      3,407,357
    Banco de Credito e Inversiones..................      88,673      4,840,454
    Banco Santander Chile...........................     988,793         55,323
   #Banco Santander Chile ADR.......................     328,292      7,406,267
    Banmedica SA....................................     431,304        839,358
    Besalco SA......................................   1,201,023      1,460,814
    CAP SA..........................................     170,304      3,048,801
    Cementos BIO BIO SA.............................     180,149        199,834
    Cencosud SA.....................................   3,016,610     13,707,861
    Cencosud SA ADR.................................       3,035         41,853
    CFR Pharmaceuticals SA..........................   3,647,281        794,970
    Cia Cervecerias Unidas SA.......................      54,392        735,142
   #Cia Cervecerias Unidas SA ADR...................     101,655      2,763,999
    Cia General de Electricidad SA..................     287,202      1,732,826
   *Cia Pesquera Camanchaca SA......................     220,903          9,200
   *Cia Sud Americana de Vapores SA.................  13,854,501        741,459
    Cintac SA.......................................     161,631         52,687
    Clinica LAS Condes SA...........................         309         22,957
    Colbun SA.......................................  17,372,117      4,479,528
    Corpbanca SA.................................... 562,149,464      5,579,376
    Corpbanca SA ADR................................      40,206        599,874
    Cristalerias de Chile SA........................      59,157        503,096
    Cruz Blanca Salud SA............................     767,256        515,137

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES     VALUE++
                                                     ---------- ------------
CHILE -- (Continued)
    E.CL SA.........................................  1,802,016 $  2,787,978
    Embotelladora Andina SA Class A ADR.............      2,422       62,245
   #Embotelladora Andina SA Class B ADR.............     22,399      725,504
    Empresa Electrica Pilmaiquen....................     30,933      142,670
    Empresa Nacional de Electricidad SA.............  1,776,691    2,344,257
   #Empresa Nacional de Electricidad SA Sponsored
     ADR............................................    155,265    6,167,126
    Empresas CMPC SA................................  3,271,385    9,549,630
    Empresas COPEC SA...............................  1,176,156   15,267,025
    Empresas Hites SA...............................    848,521      657,218
    Empresas Iansa SA............................... 14,156,740      630,903
   *Empresas La Polar SA............................    593,158      140,830
    Enersis SA......................................  6,542,197    1,971,508
    Enersis SA Sponsored ADR........................    961,585   14,616,092
    Enjoy SA........................................    407,211       56,345
    ENTEL Chile SA..................................    401,771    6,638,194
    Forus SA........................................    247,702    1,441,333
    Gasco SA........................................     27,420      312,167
    Grupo Security SA...............................    390,078      139,672
    Inversiones Aguas Metropolitanas SA.............  1,716,617    3,243,817
    Latam Airlines Group SA (2518932)...............     76,900    1,035,759
    Latam Airlines Group SA (B8L1G76)...............     93,690    1,244,354
   #Latam Airlines Group SA Sponsored ADR...........    349,991    4,707,379
    Madeco SA....................................... 20,105,398      618,206
    Masisa SA....................................... 10,419,080      841,475
    Molibdenos y Metales SA.........................     84,984    1,356,172
   *Multiexport Foods SA............................  2,734,356      611,951
    Parque Arauco SA................................  2,102,965    4,493,228
    PAZ Corp. SA....................................  1,259,561      576,037
    Ripley Corp. SA.................................  3,027,625    2,294,950
    SACI Falabella..................................    937,890    9,582,412
    Salfacorp SA....................................    621,133      611,644
    Sigdo Koppers SA................................  1,649,854    2,857,585
    Sociedad Matriz SAAM SA......................... 12,644,621    1,114,725
   #Sociedad Quimica y Minera de Chile SA Sponsored
     ADR............................................     87,991    2,548,219
    Socovesa SA.....................................  1,364,609      398,348
    Sonda SA........................................  1,538,667    4,009,487
    Soquimich Comercial SA..........................    134,454       33,236
    Vina Concha y Toro SA...........................  1,624,003    2,939,229
    Vina Concha y Toro SA Sponsored ADR.............     25,644      932,929
    Vina San Pedro Tarapaca SA...................... 16,383,152       99,954
                                                                ------------
TOTAL CHILE.........................................             173,603,951
                                                                ------------
CHINA -- (13.9%)
   #361 Degrees International, Ltd..................  2,983,000      676,633
    Agile Property Holdings, Ltd....................  5,493,525    5,766,812
    Agricultural Bank of China, Ltd. Class H........ 41,159,460   16,641,295
    Air China, Ltd. Class H.........................  5,744,000    3,885,184
   #Ajisen China Holdings, Ltd......................  1,979,000    1,732,936
  #*Aluminum Corp. of China, Ltd. ADR...............    246,740    1,897,431
  #*Aluminum Corp. of China, Ltd. Class H...........  8,688,000    2,672,136
    AMVIG Holdings, Ltd.............................  1,544,000      681,453
  #*Angang Steel Co., Ltd. Class H..................  5,259,160    2,884,589
   #Anhui Conch Cement Co., Ltd. Class H............  2,995,500    8,832,675

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
    Anhui Expressway Co. Class H.......................   2,004,000 $   901,113
    Anhui Tianda Oil Pipe Co., Ltd.....................     589,130      91,813
   #Anta Sports Products, Ltd..........................   3,246,000   3,651,223
   #Anton Oilfield Services Group......................   3,504,000   2,183,742
    Anxin-China Holdings, Ltd..........................   9,469,000   2,866,291
    Asia Cement China Holdings Corp....................   2,260,000     984,167
   *Asia Energy Logistics Group, Ltd...................  17,250,000     126,659
    Asian Citrus Holdings, Ltd.........................   3,427,000   1,126,784
   *Ausnutria Dairy Corp., Ltd.........................      67,000      12,613
   *AVIC International Holding HK, Ltd.................   5,796,000     257,603
   *AVIC International Holdings, Ltd...................     518,000     202,618
    AviChina Industry & Technology Co., Ltd. Class H...   6,737,212   3,594,898
    Bank of China, Ltd. Class H........................ 143,941,702  60,083,857
    Bank of Communications Co., Ltd. Class H...........  16,400,618  10,666,940
    Baofeng Modern International Holdings Co., Ltd.....      80,000       7,220
    Baoye Group Co., Ltd. Class H......................   1,268,440     933,817
  #*BaWang International Group Holding, Ltd............   4,614,000     225,872
    BBMG Corp. Class H.................................   4,335,202   2,736,078
    Beijing Capital International Airport Co., Ltd.
      Class H..........................................   8,356,000   5,178,298
   #Beijing Capital Land, Ltd. Class H.................   5,538,000   1,999,347
   *Beijing Development HK, Ltd........................     552,000     160,743
    Beijing Enterprises Holdings, Ltd..................   1,543,528  10,275,119
   #Beijing Enterprises Water Group, Ltd...............  10,774,469   4,357,311
    Beijing Jingkelong Co., Ltd. Class H...............     766,512     248,999
    Beijing North Star Co., Ltd. Class H...............   3,082,000     683,218
   *Beijing Properties Holdings, Ltd...................   4,784,967     351,239
    Belle International Holdings, Ltd..................   5,914,114   8,527,909
   *Besunyen Holdings Co., Ltd.........................     640,000      25,164
   #Billion Industrial Holdings, Ltd...................     296,000     179,706
   #Biostime International Holdings, Ltd...............     359,000   1,734,409
    Boer Power Holdings, Ltd...........................   1,024,000     681,783
   #Bosideng International Holdings, Ltd...............  10,258,157   2,115,099
   *Brilliance China Automotive Holdings, Ltd..........   3,928,000   4,680,024
  #*Byd Co., Ltd. Class H..............................   1,329,300   5,189,056
  #*BYD Electronic International Co., Ltd..............   3,682,722   1,925,447
    C C Land Holdings, Ltd.............................   5,993,354   1,543,034
   *Carnival Group International Holdings, Ltd.........     356,000      13,754
    Carrianna Group Holdings Co., Ltd..................     820,877     162,834
   #Cecep Costin New Materials Grp, Ltd................     417,000     173,073
    Central China Real Estate, Ltd.....................   2,701,074     808,285
   *CGN Mining Co., Ltd................................   4,060,000     345,070
    Changshouhua Food Co., Ltd.........................   1,248,000   1,040,724
  #*Chaoda Modern Agriculture Holdings, Ltd............   5,616,910     477,437
   #Chaowei Power Holdings, Ltd........................   2,215,000   1,055,360
   *Chigo Holding, Ltd.................................  14,010,000     355,521
    Chiho-Tiande Group, Ltd............................     240,000      92,200
    China Aerospace International Holdings, Ltd........   9,206,600   1,042,800
    China Agri-Industries Holdings, Ltd................   9,940,800   4,611,157
   #China All Access Holdings, Ltd.....................   2,526,000     823,069
    China Aoyuan Property Group, Ltd...................   5,284,000   1,068,335
    China Automation Group, Ltd........................   2,816,000     555,056
    China BlueChemical, Ltd............................   7,223,122   3,331,783
  #*China Chengtong Development Group, Ltd.............   2,718,000      87,339

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H.............  23,858,607 $ 11,034,532
    China Coal Energy Co., Ltd. Class H..............  13,438,168    7,166,167
    China Communications Construction Co., Ltd.
      Class H........................................  14,059,387   10,736,449
    China Communications Services Corp., Ltd.
      Class H........................................   8,363,327    5,466,234
    China Construction Bank Corp. Class H............ 141,375,302  105,409,455
  #*China COSCO Holdings Co., Ltd. Class H...........  11,544,000    4,758,045
   #China Datang Corp. Renewable Power Co., Ltd.
     Class H.........................................   5,220,000    1,196,338
   #China Dongxiang Group Co.........................  12,911,888    2,311,682
  #*China Eastern Airlines Corp., Ltd. Class H.......   5,814,000    1,782,364
   *China Energine International Holding, Ltd........   5,024,000      248,974
    China Everbright International, Ltd..............   8,199,000    7,465,032
    China Everbright, Ltd............................   3,974,896    5,629,588
    China Fiber Optic Network System Group, Ltd......   1,622,000      227,807
   #China Foods, Ltd.................................   3,990,000    1,563,103
    China Gas Holdings, Ltd..........................   5,958,000    6,715,760
   *China Glass Holdings, Ltd........................   3,222,000      340,142
   *China Green Holdings, Ltd........................   2,634,000      271,600
    China Haidian Holdings, Ltd......................   7,276,000      656,213
   #China High Precision Automation Group, Ltd.......   1,360,000      213,936
  #*China High Speed Transmission Equipment Group
   Co., Ltd..........................................   5,246,007    2,363,619
   #China Hongqiao Group, Ltd........................   2,190,500    1,156,992
  #*China Huiyuan Juice Group, Ltd...................   2,928,000    1,207,401
    China International Marine Containers Group
      Co., Ltd. Class H..............................     195,600      317,432
   *China ITS Holdings Co., Ltd......................   2,729,000      660,297
    China Lesso Group Holdings, Ltd..................   3,426,000    1,751,626
   #China Life Insurance Co., Ltd. ADR...............     313,416   11,292,378
    China Life Insurance Co., Ltd. Class H...........   4,667,000   11,182,667
   #China Lilang, Ltd................................   1,802,000      981,998
    China Longyuan Power Group Corp. Class H.........   6,781,000    7,149,339
   #China Lumena New Materials Corp..................  13,928,000    2,582,854
   #China Medical System Holdings, Ltd...............   2,293,800    2,068,781
    China Mengniu Dairy Co., Ltd.....................   2,273,000    9,123,590
    China Merchants Bank Co., Ltd. Class H...........  12,089,563   20,270,714
   #China Merchants Holdings International Co.,
     Ltd.............................................   3,810,866   11,899,590
  #*China Metal Recycling Holdings, Ltd..............   1,955,133    2,377,238
   *China Mining Resources Group, Ltd................  14,560,900      223,886
   #China Minsheng Banking Corp., Ltd. Class H.......  13,091,500   13,236,377
   *China Mobile Games & Entertainment Group, Ltd.
     ADR.............................................       6,092       84,009
   #China Mobile, Ltd................................     275,500    2,927,204
   #China Mobile, Ltd. Sponsored ADR.................   1,463,941   77,471,758
  #*China Modern Dairy Holdings, Ltd.................   5,582,000    1,683,644
   #China Molybdenum Co., Ltd. Class H...............   4,585,000    1,743,073
   #China National Building Material Co., Ltd.
     Class H.........................................  10,128,000    9,127,444
   #China National Materials Co., Ltd................   4,866,000    1,002,523
   *China New Town Development Co., Ltd..............   4,628,677      363,547
    China Nickel Resources Holdings Co., Ltd.........   3,830,000      180,003
    China Oil & Gas Group, Ltd.......................  13,900,000    2,506,391
    China Oilfield Services, Ltd. Class H............   2,928,000    6,628,785
   #China Overseas Grand Oceans Group, Ltd...........   1,811,000    2,147,193
    China Overseas Land & Investment, Ltd............   7,618,033   21,879,433
    China Pacific Insurance Group Co., Ltd. Class H..   4,533,265   15,153,847
   #China Petroleum & Chemical Corp. ADR.............     246,852   18,338,620
    China Petroleum & Chemical Corp. Class H.........  24,914,400   18,504,638

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
   #China Power International Development, Ltd..........  8,658,200 $ 3,660,021
  #*China Power New Energy Development Co., Ltd......... 18,920,000   1,011,277
  #*China Precious Metal Resources Holdings Co., Ltd.... 11,347,682   1,842,945
  #*China Properties Group, Ltd.........................  2,449,000     618,170
    China Qinfa Group, Ltd..............................  2,670,000     188,975
   #China Railway Construction Corp., Ltd. Class H......  6,488,187   6,586,483
    China Railway Group, Ltd. Class H...................  7,838,000   4,200,616
   #China Rare Earth Holdings, Ltd......................  7,016,000   1,030,117
   #China Resources Cement Holdings, Ltd................  7,746,000   4,168,788
    China Resources Enterprise, Ltd.....................  4,144,000  12,765,787
    China Resources Gas Group, Ltd......................  1,614,000   4,031,433
    China Resources Land, Ltd...........................  4,814,681  13,211,006
    China Resources Power Holdings Co., Ltd.............  3,032,000   7,063,359
  #*China Rongsheng Heavy Industries Group Holdings,
     Ltd................................................ 14,605,000   1,542,001
  #*China Ruifeng Renewable Energy Holdings, Ltd........    672,000     188,055
   *China Sandi Holdings, Ltd...........................    327,500      24,449
    China Sanjiang Fine Chemicals Co., Ltd..............  2,431,000   1,183,885
  #*China SCE Property Holdings, Ltd....................  1,092,000     253,599
    China Shanshui Cement Group, Ltd....................  7,603,645   3,015,598
    China Shenhua Energy Co., Ltd. Class H..............  6,386,500  18,433,929
   #China Shineway Pharmaceutical Group, Ltd............  1,338,000   2,189,336
  #*China Shipping Container Lines Co., Ltd. Class H.... 17,658,300   4,273,768
  #*China Shipping Development Co., Ltd. Class H........  6,458,000   2,801,364
   #China Singyes Solar Technologies Holdings, Ltd......  1,689,800   1,697,992
   #China South City Holdings, Ltd......................  8,440,711   2,066,387
    China Southern Airlines Co., Ltd. Class H...........  4,794,000   1,759,028
   #China Southern Airlines Co., Ltd. Sponsored ADR.....     39,844     737,911
    China Starch Holdings, Ltd..........................  8,270,000     209,897
    China State Construction International Holdings,
      Ltd...............................................  3,077,520   4,915,733
   *China Sunshine Paper Holdings Co., Ltd..............    229,500      22,774
    China Suntien Green Energy Corp., Ltd. Class H......  4,949,000   1,791,963
    China Taifeng Beddings Holdings, Ltd................  1,346,000     268,729
   *China Taiping Insurance Holdings Co., Ltd...........  3,301,600   4,559,499
   #China Telecom Corp., Ltd. ADR.......................    137,239   6,805,682
    China Telecom Corp., Ltd. Class H...................  8,024,000   3,984,991
   *China Tian Lun Gas Holdings, Ltd....................    196,500     163,625
    China Tianyi Holdings, Ltd..........................  1,468,000     287,389
   *China Tontine Wines Group, Ltd......................  3,962,000     171,077
   #China Travel International Inv HK................... 13,193,892   2,414,396
    China Unicom Hong Kong, Ltd.........................  4,324,000   6,385,283
   #China Unicom Hong Kong, Ltd. ADR....................  1,065,141  15,583,013
   *China Vanadium Titano--Magnetite Mining Co., Ltd....  4,103,000     544,697
   #China Water Affairs Group, Ltd......................  4,664,000   1,592,842
    China WindPower Group, Ltd.......................... 17,085,909     660,252
    China Wireless Technologies, Ltd....................  7,196,000   2,315,599
  #*China Yurun Food Group, Ltd.........................  6,384,000   4,464,088
   *China ZhengTong Auto Services Holdings, Ltd.........  3,977,000   1,951,648
   *China Zhongwang Holdings, Ltd.......................  8,063,979   2,306,944
   *Chinasoft International, Ltd........................  3,880,000   1,050,764
   *ChinaVision Media Group, Ltd........................  2,070,000     126,739
   *Chinese People Holdings Co., Ltd....................  6,552,000     150,260
   *Chongqing Iron & Steel Co., Ltd. Class H............  2,464,000     333,143
   #Chongqing Machinery & Electric Co., Ltd. Class H....  5,073,962     581,520

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
   #Chongqing Rural Commercial Bank Class H.............  9,187,000 $ 3,773,595
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................  1,716,000     437,769
    CIMC Enric Holdings, Ltd............................  1,336,000   1,691,767
   *Citic 21CN Co., Ltd.................................  4,732,000     253,501
    CITIC Dameng Holdings, Ltd..........................    935,000      80,720
   #CITIC Pacific, Ltd..................................  5,329,567   5,802,094
   *CITIC Resources Holdings, Ltd....................... 12,684,000   1,732,067
   #CITIC Securities Co., Ltd. Class H..................  2,742,000   5,174,052
    Clear Media, Ltd....................................    143,000     105,935
   *CNNC International, Ltd.............................    414,898      83,369
    CNOOC, Ltd.......................................... 15,368,000  27,735,334
   #CNOOC, Ltd. ADR.....................................    175,892  31,632,417
   *Coastal Greenland, Ltd..............................  2,288,000     132,425
  #*Comba Telecom Systems Holdings, Ltd.................  4,285,073   1,533,703
   *Comtec Solar Systems Group, Ltd.....................  2,204,000     624,142
    Cosco International Holdings, Ltd...................  1,328,000     513,243
    COSCO Pacific, Ltd..................................  6,486,441   9,087,030
    Country Garden Holdings Co., Ltd.................... 14,674,182   8,293,348
   #CP Pokphand Co., Ltd................................ 10,301,658     969,329
   #CPMC Holdings, Ltd..................................  1,218,000     792,729
   #CSPC Pharmaceutical Group, Ltd......................  3,620,000   1,902,640
   #CSR Corp., Ltd......................................  5,535,324   3,678,926
   *DaChan Food Asia, Ltd...............................  1,513,087     197,053
   #Dah Chong Hong Holdings, Ltd........................  3,094,000   2,340,180
    Dalian Port PDA Co., Ltd. Class H...................  4,478,000     894,830
    DaMing International Holdings, Ltd..................     34,000       4,422
   #Daphne International Holdings, Ltd..................  2,824,000   2,019,362
   #Datang International Power Generation Co., Ltd.
     Class H............................................  7,458,000   3,343,051
    Dawnrays Pharmaceutical Holdings, Ltd...............  1,369,491     467,661
   #DBA Telecommunication Asia Holdings, Ltd............  1,020,000     266,981
    Digital China Holdings, Ltd.........................  3,430,000   3,765,314
   #Dongfang Electric Corp., Ltd. Class H...............  1,165,800   1,621,427
    Dongfeng Motor Group Co., Ltd. Class H..............  6,732,000   9,004,440
   #Dongjiang Environmental Co., Ltd. Class H...........    136,599     478,029
   #Dongyue Group.......................................  5,933,000   2,292,373
  #*Dynasty Fine Wines Group, Ltd.......................  1,708,000     317,128
    Embry Holdings, Ltd.................................    435,000     248,899
    ENN Energy Holdings, Ltd............................  1,924,000  10,648,762
    EVA Precision Industrial Holdings, Ltd..............  4,466,516     655,971
  #*Evergrande Real Estate Group, Ltd................... 24,289,000   9,665,488
    Evergreen International Holdings, Ltd...............  1,091,000     238,985
   *Extrawell Pharmaceutical Holdings, Ltd..............  4,522,079     326,193
    Fantasia Holdings Group Co., Ltd....................  7,684,019   1,275,174
    First Tractor Co., Ltd. Class H.....................  1,948,000   1,154,049
    Fosun International, Ltd............................  6,112,285   4,630,333
   #Franshion Properties China, Ltd..................... 14,762,976   4,700,299
  #*Fufeng Group, Ltd...................................  4,527,800   1,825,736
  #*GCL-Poly Energy Holdings, Ltd....................... 33,132,320   8,400,899
   #Geely Automobile Holdings, Ltd...................... 14,670,000   6,122,970
   *Global Bio-Chem Technology Group Co., Ltd...........  9,343,600     794,269
  #*Global Sweeteners Holdings, Ltd.....................  1,750,699     107,045
  #*Glorious Property Holdings, Ltd..................... 12,909,712   1,863,735
   *Goldbond Group Holdings, Ltd........................    650,000      23,553

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- -----------
CHINA -- (Continued)
   #Golden Eagle Retail Group, Ltd...................   1,647,000 $ 2,419,400
   #Golden Meditech Holdings, Ltd....................   4,905,285     600,430
    Goldlion Holdings, Ltd...........................     852,866     428,726
  #*GOME Electrical Appliances Holding, Ltd..........  46,731,660   4,694,689
   #Good Friend International Holdings, Inc..........     487,333     169,633
   #Goodbaby International Holdings, Ltd.............   1,953,000     747,193
    Great Wall Motor Co., Ltd. Class H...............   1,421,250   6,642,391
   *Great Wall Technology Co., Ltd. Class H..........   1,982,000     385,847
   #Greatview Aseptic Packaging Co., Ltd.............     604,000     363,832
   #Greentown China Holdings, Ltd....................   2,819,000   5,619,131
    Guangdong Investment, Ltd........................   6,332,000   5,118,203
   #Guangshen Railway Co., Ltd. Class H..............   3,028,000   1,341,925
   #Guangshen Railway Co., Ltd. Sponsored ADR........      69,174   1,525,978
    Guangzhou Automobile Group Co., Ltd. Class H.....   8,373,480   8,123,817
   #*Guangzhou Pharmaceutical Co., Ltd. Class H......     504,000   1,928,425
    Guangzhou R&F Properties Co., Ltd................   3,647,932   5,649,997
    Guangzhou Shipyard International Co., Ltd.
      Class H........................................     856,000     710,148
   #Guodian Technology & Environment Group Co.,
     Ltd. Class H....................................   1,770,000     351,020
    Haier Electronics Group Co., Ltd.................   1,658,000   2,992,045
    Hainan Meilan International Airport Co., Ltd.
      Class H........................................     596,000     557,525
   #Haitian International Holdings, Ltd..............   1,424,000   2,403,951
   *Hanergy Solar Group, Ltd.........................  48,496,000   3,998,019
    Harbin Electric Co., Ltd. Class H................   4,400,587   2,708,946
    Henderson Investment, Ltd........................     377,000      27,208
   *Heng Tai Consumables Group, Ltd..................  18,666,383     368,090
    Hengan International Group Co., Ltd..............     899,622   9,899,568
   #Hengdeli Holdings, Ltd...........................   9,220,800   2,375,636
  #*Hi Sun Technology China, Ltd.....................   4,122,000     769,211
  #*Hidili Industry International Development, Ltd...   5,587,000     906,440
   #Hilong Holding, Ltd..............................   1,700,000     994,591
   *Hisense Kelon Electrical Holdings Co., Ltd.
     Class H.........................................   1,186,000     750,231
    HKC Holdings, Ltd................................  16,802,210     530,530
   #Honghua Group, Ltd...............................   4,908,000   1,402,605
    Hopefluent Group Holdings, Ltd...................     191,973      65,913
   #Hopewell Highway Infrastructure, Ltd.............   3,495,028   1,662,231
  #*Hopson Development Holdings, Ltd.................   2,880,000   3,354,061
   #Hua Han Bio-Pharmaceutical Holdings, Ltd.........   6,910,280   1,833,811
   *Hua Lien International Holding Co., Ltd..........     558,000      28,405
    Huabao International Holdings, Ltd...............   9,698,986   4,149,616
   #Huadian Power International Co. Class H..........   3,414,000   1,574,041
    Huaneng Power International, Inc. Class H........     570,000     594,400
   #Huaneng Power International, Inc. Sponsored ADR..     106,517   4,441,759
    Huaneng Renewables Corp., Ltd. Class H...........   5,526,000   1,963,934
   *Huili Resources Group, Ltd.......................     736,000     184,069
  #*Hunan Nonferrous Metal Corp., Ltd. Class H.......   6,450,000   2,020,407
   *Huscoke Resources Holdings, Ltd..................   4,383,800      54,336
    Hutchison Harbour Ring, Ltd......................   1,932,000     156,880
    Industrial & Commercial Bank of China, Ltd.
      Class H........................................ 142,739,725  93,752,793
    Inspur International, Ltd........................  10,900,000     435,245
   *Interchina Holdings Co...........................  17,127,500   1,324,254
   #Intime Retail Group Co., Ltd.....................   3,758,500   3,878,347
   #Jiangsu Expressway Co., Ltd. Class H.............   2,950,000   3,049,792
   #Jiangxi Copper Co., Ltd. Class H.................   4,246,000   7,134,038

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
   *Jinchuan Group International Resources Co., Ltd.....  1,394,000 $  246,025
    Jingwei Textile Machinery Class H...................  1,000,000    600,764
   #Ju Teng International Holdings, Ltd.................  3,726,090  1,803,882
    Jutal Offshore Oil Services, Ltd....................    958,000    194,933
   *Kai Yuan Holdings, Ltd.............................. 16,790,000    409,047
  #*Kaisa Group Holdings, Ltd...........................  7,425,684  1,673,948
   *Kasen International Holdings, Ltd...................    258,000     53,190
    Kingboard Chemical Holdings, Ltd....................  3,238,666  7,102,694
    Kingboard Laminates Holdings, Ltd...................  4,679,984  1,869,098
   *Kingdee International Software Group Co., Ltd.......  7,411,600  1,555,716
   #Kingsoft Corp., Ltd.................................  2,757,000  4,744,094
   *Kingway Brewery Holdings, Ltd.......................  2,657,361    935,366
    Kunlun Energy Co., Ltd..............................  4,112,000  6,039,422
    KWG Property Holding, Ltd...........................  5,999,644  3,438,696
   #Labixiaoxin Snacks Group, Ltd.......................    989,000    498,352
    Lai Fung Holdings, Ltd.............................. 24,807,000    613,759
    Le Saunda Holdings, Ltd.............................  1,060,000    364,665
    Lee & Man Chemical Co., Ltd.........................    745,339    312,166
    Lee & Man Paper Manufacturing, Ltd..................  6,703,200  4,359,688
   #Lenovo Group, Ltd...................................  7,772,000  7,077,007
    Leoch International Technology, Ltd.................    907,000     88,811
   #*Li Ning Co., Ltd...................................  5,147,000  3,188,844
   #Lianhua Supermarket Holdings Co., Ltd. Class H......  1,627,200    763,529
    Lijun International Pharmaceutical Holding, Ltd.....  7,206,000  2,414,565
    Lingbao Gold Co., Ltd. Class H......................  1,474,000    309,695
    LK Technology Holdings, Ltd.........................    712,500    100,124
    Longfor Properties Co., Ltd.........................  3,160,500  4,838,899
   *Lonking Holdings, Ltd...............................  9,630,000  1,946,390
   *Loudong General Nice Resources China Holdings, Ltd..  5,239,309    344,527
   *Luoyang Glass Co., Ltd. Class H.....................    234,000     41,291
  #*Maanshan Iron & Steel Class H.......................  8,338,000  1,985,984
    Magic Holdings International, Ltd...................  1,556,000    922,894
   #Maoye International Holdings, Ltd...................  6,262,000  1,040,372
  #*Metallurgical Corp. of China, Ltd. Class H.......... 11,004,000  1,941,578
   #Microport Scientific Corp...........................  1,088,000    873,358
   #MIE Holdings Corp...................................  3,820,000    836,248
    MIN XIN Holdings, Ltd...............................    596,000    282,897
  #*Mingfa Group International Co., Ltd.................  4,441,000  1,229,461
   *Mingyuan Medicare Development Co., Ltd..............  4,480,000     81,413
   #Minmetals Land, Ltd.................................  5,373,644    775,338
    Minth Group, Ltd....................................  1,969,000  3,500,843
  #*MMG, Ltd............................................  6,252,000  1,505,356
   *Nan Hai Corp., Ltd.................................. 55,350,000    228,370
    Nanjing Panda Electronics Co., Ltd. Class H.........    814,000    340,547
    Nature Flooring Holding Co., Ltd....................    654,000    112,832
    NetDragon Websoft, Inc..............................    334,456    775,792
    New China Life Insurance Co., Ltd. Class H..........    595,600  1,608,716
   #New World China Land, Ltd........................... 10,141,700  4,153,610
    New World Department Store China, Ltd...............  1,832,538    935,424
   #Nine Dragons Paper Holdings, Ltd....................  7,696,000  4,854,409
   *North Mining Shares Co., Ltd........................  7,270,000    304,596
    NVC Lighting Holdings, Ltd..........................  6,023,000  1,598,737
    O-Net Communications Group, Ltd.....................  1,378,000    266,380

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Overseas Chinese Town Asia Holdings, Ltd............    357,817 $   180,355
    Pacific Online, Ltd.................................    748,195     327,886
   #Parkson Retail Group, Ltd...........................  5,272,500   2,086,529
   *PAX Global Technology, Ltd..........................    577,000     138,416
   #Peak Sport Products Co., Ltd........................  3,192,000     579,773
   *PetroAsian Energy Holdings, Ltd.....................  6,124,000     119,971
   #PetroChina Co., Ltd. ADR............................    229,733  26,782,273
    PetroChina Co., Ltd. Class H........................ 17,860,000  20,839,658
   #Phoenix Satellite Television Holdings, Ltd..........  2,056,000     767,755
    PICC Property & Casualty Co., Ltd. Class H..........  5,208,360   5,803,898
   #Ping An Insurance Group Co. of China, Ltd. Class H..  2,339,000  15,129,298
    Poly Property Group Co., Ltd........................  9,527,068   5,168,437
    Ports Design, Ltd...................................  1,578,500   1,029,001
   *Pou Sheng International Holdings, Ltd...............  3,581,609     133,826
    Powerlong Real Estate Holdings, Ltd.................  4,964,715     985,650
   #Prince Frog International Holdings, Ltd.............    460,000     301,758
  #*Prosperity International Holdings HK, Ltd...........  4,900,000     189,477
    Qingling Motors Co., Ltd. Class H...................  1,688,000     400,139
    Qunxing Paper Holdings Co., Ltd.....................    854,211     222,471
   *Real Gold Mining, Ltd...............................    640,000     115,529
   #Real Nutriceutical Group, Ltd.......................  4,279,000   1,151,966
    Regent Manner International Holdings, Ltd...........  2,926,000     494,203
  #*Renhe Commercial Holdings Co., Ltd.................. 50,997,077   3,024,297
   #REXLot Holdings, Ltd................................ 35,747,436   2,303,164
   *Richly Field China Development, Ltd.................  5,210,000          --
    Road King Infrastructure, Ltd.......................  1,028,000   1,005,389
    Royale Furniture Holdings, Ltd......................  1,746,750      82,123
    Samson Holding, Ltd.................................  3,678,000     592,205
   #Sany Heavy Equipment International Holdings Co.,
     Ltd................................................  4,143,500   1,217,025
    Sateri Holdings, Ltd................................     23,000       3,644
   *Semiconductor Manufacturing International Corp...... 86,757,955   6,390,227
   *Semiconductor Manufacturing International Corp.
     ADR................................................    157,967     578,159
    Shandong Chenming Paper Holdings, Ltd. Class H......  1,437,522     550,567
    Shandong Molong Petroleum Machinery Co., Ltd.
      Class H...........................................  1,115,328     326,253
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H...........................................  2,928,000   2,761,355
    Shanghai Electric Group Co., Ltd. Class H...........  9,474,000   3,196,955
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H...........................................    266,000     464,629
    Shanghai Industrial Holdings, Ltd...................  2,242,000   6,958,823
  #*Shanghai Industrial Urban Development Group, Ltd....  6,561,025   1,343,969
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H.................................  5,980,000     963,739
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H..    959,400   1,988,182
    Shanghai Prime Machinery Co., Ltd. Class H..........  1,820,000     201,695
   *Shanghai Zendai Property, Ltd.......................  5,855,000     106,369
    Shengli Oil & Gas Pipe Holdings, Ltd................  4,210,500     214,201
   #Shenguan Holdings Group, Ltd........................  3,246,000   1,380,953
    Shenzhen Expressway Co., Ltd. Class H...............  2,908,000     970,968
    Shenzhen International Holdings, Ltd................ 43,526,949   5,551,459
    Shenzhen Investment, Ltd............................ 12,474,455   4,593,794
   #Shenzhou International Group Holdings, Ltd..........    931,000   2,628,214
   #Shimao Property Holdings, Ltd.......................  5,344,683  11,230,807
   *Shougang Concord Century Holdings, Ltd..............  1,074,433      35,985
  #*Shougang Concord International Enterprises Co.,
     Ltd................................................ 22,100,100   1,024,869
   #Shougang Fushan Resources Group, Ltd................ 15,078,461   4,935,381

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
   #Shui On Land, Ltd.................................. 17,214,776 $ 5,149,985
    Sichuan Expressway Co., Ltd. Class H...............  3,394,000     826,534
    Sihuan Pharmaceutical Holdings Group, Ltd..........  6,967,000   5,025,624
   *Sijia Group Co.....................................    893,399     157,816
    Silver Grant International.........................  4,466,000     622,534
  #*SIM Technology Group, Ltd..........................  5,367,000     245,262
    Sino Biopharmaceutical.............................  6,775,999   4,923,700
   *Sino Dragon New Energy Holdings, Ltd...............    800,000      11,021
  #*Sino Oil And Gas Holdings, Ltd..................... 44,832,234   1,259,032
   *Sino Prosper State Gold Resources Holdings, Ltd....    814,686      20,704
   #Sino-Ocean Land Holdings, Ltd...................... 13,721,768   7,029,936
    Sinofert Holdings, Ltd............................. 10,154,673   1,582,345
   *Sinolink Worldwide Holdings, Ltd...................  3,813,492     343,851
    SinoMedia Holding, Ltd.............................    928,258     819,737
    Sinopec Kantons Holdings, Ltd......................  2,212,000   2,014,764
   *Sinopec Shanghai Petrochemical Co., Ltd. Class H... 2,962,000 911,647 #*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
     ADR...............................................     26,615     822,670
  #*Sinopec Yizheng Chemical Fibre Co., Ltd. Class H...  3,260,000     906,994
    Sinopharm Group Co., Ltd. Class H..................  1,826,400   5,010,602
  #*Sinopoly Battery, Ltd..............................  9,960,000     352,477
   #Sinotrans Shipping, Ltd............................  6,466,000   1,540,998
    Sinotrans, Ltd. Class H............................  7,626,000   1,433,796
    Sinotruk Hong Kong, Ltd............................  3,223,000   1,594,623
   #SITC International Holdings Co., Ltd...............    877,000     282,438
    Skyworth Digital Holdings, Ltd.....................  8,813,839   4,493,778
   *SMI Corp., Ltd.....................................  8,220,000     175,103
   #SOHO China, Ltd....................................  7,756,839   6,320,466
   *Solargiga Energy Holdings, Ltd.....................  6,599,000     335,784
    Sparkle Roll Group, Ltd............................  6,520,000     394,409
   *SPG Land Holdings, Ltd.............................  1,112,275   1,031,379
   #Springland International Holdings, Ltd.............    733,000     377,876
   *SRE Group, Ltd..................................... 14,583,714     479,014
    Sun Art Retail Group, Ltd..........................  2,904,000   4,019,469
   #Sunac China Holdings, Ltd..........................  6,008,000   4,350,415
   #Sunny Optical Technology Group Co., Ltd............  1,566,000   1,567,783
    TCC International Holdings, Ltd....................  4,565,997   1,111,309
    TCL Communication Technology Holdings, Ltd.........  2,429,100     966,459
    TCL Multimedia Technology Holdings, Ltd............  2,687,200   1,519,711
   *Tech Pro Technology Development, Ltd...............  2,962,000   1,275,231
    Tencent Holdings, Ltd..............................    956,100  43,280,743
   #Texhong Textile Group, Ltd.........................  1,314,000   2,170,963
    Tian An China Investment...........................    896,357     669,736
    Tian Shan Development Holdings, Ltd................  1,148,000     343,445
   #Tiangong International Co., Ltd....................  5,936,056   1,590,460
   #Tianjin Capital Environmental Protection Group
     Co., Ltd. Class H.................................  1,310,000     513,051
   *Tianjin Development Hldgs, Ltd.....................  1,873,800   1,050,287
    Tianjin Jinran Public Utilities Co., Ltd. Class H..    640,000     169,768
    Tianjin Port Development Holdings, Ltd.............  8,513,200   1,118,688
   #Tianneng Power International, Ltd..................  3,183,952   1,571,552
   #Tingyi Cayman Islands Holding Corp.................  2,384,000   5,889,071
    Tomson Group, Ltd..................................  1,005,277     272,071
   #Tong Ren Tang Technologies Co., Ltd. Class H.......    581,000   2,028,925
   *Tonic Industries Holdings, Ltd.....................    382,000     145,139

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
    Towngas China Co., Ltd...........................  3,454,000 $    3,338,544
    TPV Technology, Ltd..............................  3,260,578        643,418
    Travelsky Technology, Ltd. Class H...............  3,595,938      2,807,985
   *Trony Solar Holdings Co., Ltd....................  2,133,000        173,267
   #Truly International Holdings.....................  4,789,000      2,155,527
    Tsingtao Brewery Co., Ltd. Class H...............    530,000      4,057,328
   #Uni-President China Holdings, Ltd................  2,423,090      2,199,024
  #*United Energy Group, Ltd.........................  7,757,550      1,099,971
   #Vinda International Holdings, Ltd................  1,745,000      1,729,036
   *VODone, Ltd...................................... 13,856,600      1,142,517
    Want Want China Holdings, Ltd....................  7,247,000      9,787,538
    Wasion Group Holdings, Ltd.......................  2,184,000      1,425,560
   #Weichai Power Co., Ltd. Class H..................  1,500,280      4,984,815
    Weiqiao Textile Co. Class H......................  2,106,500      1,261,945
    Welling Holding, Ltd.............................  4,662,000        960,044
   #West China Cement, Ltd........................... 11,338,000      1,591,451
    Winsway Coking Coal Holdings, Ltd................  5,378,000        301,224
    Winteam Pharmaceutical Group, Ltd................    738,000        344,237
    Wumart Stores, Inc. Class H......................    814,000      1,521,308
    Xiamen International Port Co., Ltd. Class H......  4,207,338        531,473
    Xiangyu Dredging Holdings, Ltd...................    702,000        186,344
   #Xingda International Holdings, Ltd...............  4,098,000      1,954,039
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H........................................    786,000        393,093
   #Xinjiang Goldwind Science & Technology Co.,
     Ltd. Class H....................................  2,162,400      1,211,155
  #*Xinjiang Xinxin Mining Industry Co., Ltd. Class
     H...............................................  3,352,000        474,776
    Xiwang Sugar Holdings Co., Ltd...................  1,668,005        148,204
   #XTEP International Holdings......................  3,139,500      1,423,691
   *Yanchang Petroleum International, Ltd............ 18,410,000        865,761
    Yantai North Andre Juice Co. Class H.............    134,500         34,675
   #Yanzhou Coal Mining Co., Ltd. Class H............  4,338,000      2,980,672
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR......    210,602      1,448,942
    Yashili International Holdings, Ltd..............  2,620,000      1,174,880
    Yingde Gases Group Co., Ltd......................  2,624,000      2,383,378
    Yip's Chemical Holdings, Ltd.....................  1,204,000      1,076,833
    Youyuan International Holdings, Ltd..............    880,600        272,314
    Yuanda China Holdings, Ltd.......................  2,040,000        130,064
    Yuexiu Property Co., Ltd......................... 24,190,800      6,076,749
    Yuexiu Transport Infrastructure, Ltd.............  2,301,415      1,177,390
   #Yuzhou Properties Co.............................  3,640,800        797,435
    Zall Development Group, Ltd......................  1,006,000        363,805
    Zhaojin Mining Industry Co., Ltd.................  2,872,166      1,943,063
    Zhejiang Expressway Co., Ltd. Class H............  4,358,000      3,674,985
    Zhejiang Glass Co., Ltd. Class H.................    192,000             --
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H........................................    141,800         81,317
   *Zhong An Real Estate, Ltd........................  1,054,444        245,863
   #Zhongsheng Group Holdings, Ltd...................  1,896,000      1,965,845
   *Zhuguang Holdings Group Co., Ltd.................    757,242        172,609
    Zhuzhou CSR Times Electric Co., Ltd. Class H.....  1,175,250      3,102,971
   #Zijin Mining Group Co., Ltd. Class H............. 15,834,000      3,372,481
   #Zoomlion Heavy Industry Science and Technology
     Co., Ltd........................................  4,414,600      3,155,112
  #*ZTE Corp. Class H................................  1,801,460      3,129,600
                                                                 --------------
TOTAL CHINA..........................................             1,671,337,195
                                                                 --------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
COLOMBIA -- (0.5%)
    Almacenes Exito SA................................    525,664 $ 8,639,228
    Banco de Bogota SA................................     27,460   1,028,690
    Bancolombia SA....................................    304,724   4,310,122
   #Bancolombia SA Sponsored ADR......................    221,022  12,697,714
    Cementos Argos SA.................................    593,634   2,710,085
    Constructora Conconcreto SA.......................      3,345       2,043
   #Ecopetrol SA Sponsored ADR........................    410,257  18,703,617
    Empresa de Energia de Bogota SA...................  2,495,830   1,909,990
    Empresa de Telecomunicaciones de Bogota...........    290,173      59,344
   *Fabricato SA......................................  9,525,507      57,814
    Grupo Aval Acciones y Valores.....................    492,490     362,593
    Grupo de Inversiones Suramericana SA..............     10,000     197,282
    Grupo Nutresa SA..................................     30,929     416,250
    Grupo Odinsa SA...................................     10,339      43,108
    Interconexion Electrica SA ESP....................    864,276   3,667,386
   *Isagen SA ESP.....................................  2,564,033   3,680,786
    Mineros SA........................................     17,511      27,171
                                                                  -----------
TOTAL COLOMBIA........................................             58,513,223
                                                                  -----------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S...........................................    409,139   9,712,445
    Fortuna Entertainment Group NV....................     24,304     124,017
    Komercni Banka A.S................................     56,299  10,940,996
    Pegas Nonwovens SA................................     39,170   1,183,834
    Philip Morris CR A.S..............................      1,199     686,855
    Telefonica Czech Republic A.S.....................    368,259   5,505,177
   *Unipetrol A.S.....................................    199,052   1,755,464
                                                                  -----------
TOTAL CZECH REPUBLIC..................................             29,908,788
                                                                  -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR....    474,156   2,312,014
   *Egyptian Financial Group-Hermes Holding GDR.......     11,051      20,900
   *Orascom Telecom Holding S.A.E. GDR................    835,032   2,455,225
                                                                  -----------
TOTAL EGYPT...........................................              4,788,139
                                                                  -----------
HONG KONG -- (0.0%)
   *China Household Holdings, Ltd..................... 10,050,000   1,114,051
   *China Water Industry Group, Ltd...................    444,000      76,710
   *FU JI Food and Catering Services Holdings, Ltd....     19,500       5,884
   *Newton Resources, Ltd.............................    494,000      37,556
   *World Wide Touch Technology Holdings, Ltd.........  1,560,000     112,554
                                                                  -----------
TOTAL HONG KONG.......................................              1,346,755
                                                                  -----------
HUNGARY -- (0.3%)
   *CIG Pannonia Life Insurance P.L.C. Class A........      5,747       5,367
   *Danubius Hotel and SpA P.L.C......................      6,208     111,887
    EGIS Pharmaceuticals P.L.C........................     17,060   1,581,725
   *EMASZ Rt..........................................        563      22,003
  #*FHB Mortgage Bank P.L.C...........................     72,566     108,546
   *Fotex Holding SE..................................     35,019      35,752
    Magyar Telekom Telecommunications P.L.C...........  1,419,114   1,943,592
   #Magyar Telekom Telecommunications P.L.C.
     Sponsored ADR....................................     36,206     250,183

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
HUNGARY -- (Continued)
   #MOL Hungarian Oil and Gas P.L.C....................    96,483 $ 7,247,511
    OTP Bank P.L.C.....................................   928,008  18,677,432
   *PannErgy...........................................    73,661      98,468
    Richter Gedeon Nyrt................................   334,950   5,149,180
    Zwack Unicum Rt....................................       251      14,548
                                                                  -----------
TOTAL HUNGARY..........................................            35,246,194
                                                                  -----------
INDIA -- (5.8%)
   *3M India, Ltd......................................     3,252     185,309
    Aanjaneya Lifecare, Ltd............................     5,964       3,687
    Aban Offshore, Ltd.................................   119,942     522,698
    ABB, Ltd...........................................   136,420   1,119,208
   *ABG Shipyard, Ltd..................................    83,042     372,850
    ACC, Ltd...........................................   206,408   4,006,679
    Adani Enterprises, Ltd.............................   572,720   1,660,593
    Adani Ports and Special Economic Zone..............   946,705   1,945,284
   *Adani Power, Ltd................................... 3,056,949   1,757,729
    Aditya Birla Nuvo, Ltd.............................   167,475   3,217,959
   *Advanta Ltd........................................    60,475     104,488
    Agro Tech Foods, Ltd...............................    29,766     258,380
    AIA Engineering, Ltd...............................    42,137     207,325
    Ajanta Pharma, Ltd.................................    22,067     338,762
    Ajmera Realty & Infra India, Ltd...................     8,654       9,976
    Akzo Nobel India, Ltd..............................    32,413     531,315
    Alembic Pharmaceuticals, Ltd.......................   336,138     854,078
    Allahabad Bank.....................................   638,448     758,114
    Allcargo Logistics, Ltd............................     4,494       4,829
    Alok Industries, Ltd............................... 4,080,107     458,044
    Alstom India, Ltd..................................    86,696     473,474
    Amara Raja Batteries, Ltd..........................   221,011     871,606
    Ambuja Cements, Ltd................................ 2,285,880   6,344,699
    Amtek Auto, Ltd....................................   392,450     406,229
    Amtek India, Ltd...................................    45,529      38,294
    Anant Raj, Ltd.....................................   662,343     542,556
    Andhra Bank........................................   714,490     755,650
   *Andhra Pradesh Paper Mills.........................    13,196      54,349
   *Ansal Properties & Infrastructure, Ltd.............    40,166       9,816
    Apollo Hospitals Enterprise, Ltd...................   244,691   3,780,434
    Apollo Tyres, Ltd..................................   669,795     740,677
    Arvind, Ltd........................................   988,348   1,283,155
    Asahi Glass Co., Ltd...............................    34,069       3,110
   *Asahi India Glass, Ltd.............................    65,517      38,273
    Ashok Leyland, Ltd................................. 7,079,949   1,558,268
    Asian Hotels East, Ltd.............................     2,605       6,330
    Asian Paints, Ltd..................................   452,500   3,767,572
    Atul, Ltd..........................................     2,501      12,724
    Aurobindo Pharma, Ltd..............................   627,328   1,748,715
    Automotive Axles, Ltd..............................     5,791      20,642
    Axis Bank, Ltd.....................................   756,435  12,749,818
    Bajaj Auto, Ltd....................................   131,161   4,169,302
    Bajaj Corp., Ltd...................................    48,317     194,056
    Bajaj Electricals, Ltd.............................   173,186     469,594
    Bajaj Finance, Ltd.................................    28,762     541,535

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Bajaj Finserv, Ltd....................................   196,173 $1,901,718
    Bajaj Hindusthan, Ltd................................. 1,058,501    233,566
    Bajaj Holdings and Investment, Ltd....................   117,122  1,581,307
    Balkrishna Industries, Ltd............................    23,661     81,645
    Ballarpur Industries, Ltd.............................   987,559    170,804
    Balmer Lawrie & Co., Ltd..............................    34,281    187,968
    Balrampur Chini Mills, Ltd............................   806,959    477,589
    Bank of Baroda........................................   208,518  1,932,474
    Bank of India.........................................   622,422  1,895,385
    Bank Of Maharashtra...................................   479,162    346,995
    Bannari Amman Sugars, Ltd.............................     3,050     40,021
    BASF India, Ltd.......................................    32,250    275,482
    Bata India, Ltd.......................................    49,123    785,658
    BEML, Ltd.............................................    51,423    122,594
    Berger Paints India, Ltd..............................   450,282  1,518,867
   *BF Utilities, Ltd.....................................    67,315    171,417
    BGR Energy Systems, Ltd...............................    98,529    137,069
    Bharat Electronics, Ltd...............................    57,139  1,040,168
    Bharat Forge, Ltd.....................................   335,252  1,122,452
    Bharat Heavy Electricals, Ltd......................... 2,031,906  5,316,692
    Bharat Petroleum Corp., Ltd...........................   400,279  2,133,511
    Bharti Airtel, Ltd.................................... 1,526,038  8,673,731
    Bhushan Steel, Ltd....................................   313,378  2,383,631
    Biocon, Ltd...........................................   267,016  1,381,408
    Birla Corp., Ltd......................................    48,901    176,102
    Blue Dart Express, Ltd................................    10,046    400,426
    Blue Star, Ltd........................................    97,482    246,036
    Bombay Dyeing & Manufacturing Co., Ltd................   571,198    445,373
   *Bombay Rayon Fashions, Ltd............................    14,294     48,508
    Bosch, Ltd............................................    16,198  2,346,011
    Brigade Enterprises, Ltd..............................    35,506     29,308
    Britannia Industries, Ltd.............................   147,748  1,698,943
    Cadila Healthcare, Ltd................................   129,056  1,554,937
    Cairn India, Ltd...................................... 1,118,474  5,436,498
    Canara Bank...........................................   482,122  2,154,941
    Capital First, Ltd....................................    73,894    157,880
    Carborundum Universal, Ltd............................   136,424    230,803
    Central Bank Of India................................. 1,200,049  1,103,133
   *Century Plyboards India, Ltd..........................    85,287     44,752
    Century Textiles & Industries, Ltd....................   204,520    739,102
    CESC, Ltd.............................................   403,869  2,153,623
    Chambal Fertilizers & Chemicals, Ltd..................   701,330    405,571
    Chennai Petroleum Corp., Ltd..........................   129,610    153,910
    Cholamandalam Investment and Finance Co., Ltd.........    56,126    210,504
    Cipla, Ltd............................................   975,710  6,422,083
    City Union Bank, Ltd.................................. 1,034,709    802,741
    Clariant Chemicals India, Ltd.........................    30,025    249,838
    Claris Lifesciences, Ltd..............................     2,650      7,424
    CMC, Ltd..............................................    28,513    563,644
    Colgate-Palmolive India, Ltd..........................    78,706  1,770,772
    Container Corp. Of India..............................   122,363  2,002,706
    Core Education & Technologies, Ltd....................   161,280     60,572
    Coromandel International, Ltd.........................   235,376    651,412

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Corp. Bank............................................   174,013 $  822,356
    Cox & Kings, Ltd......................................    10,358     16,910
    Crompton Greaves, Ltd................................. 1,500,089  2,079,324
    Cummins India, Ltd....................................   157,825  1,115,073
    Dabur India, Ltd......................................   799,230  2,110,226
    Dalmia Bharat, Ltd....................................    31,411     53,971
    DB Corp., Ltd.........................................    43,115    175,749
   *DB Realty, Ltd........................................   461,623    407,798
    DCM Shriram Consolidated..............................   112,921    102,123
    Deepak Fertilisers & Petrochemicals Corp., Ltd........   115,148    160,284
    Delta Corp., Ltd......................................   595,810    493,853
   *DEN Networks, Ltd.....................................   230,345    634,905
    Dena Bank.............................................   234,217    206,114
   *Development Credit Bank, Ltd..........................   854,613    647,384
    Dewan Housing Finance Corp., Ltd......................   108,094    229,270
   *Dish TV India, Ltd.................................... 1,729,602  1,411,809
    Divi's Laboratories, Ltd..............................   126,317  1,942,324
    DLF, Ltd.............................................. 1,884,560  4,656,019
    Dr Reddy's Laboratories, Ltd..........................    75,193  2,806,241
    Dr Reddy's Laboratories, Ltd. ADR.....................   168,828  6,292,220
   *Dredging Corp. Of India, Ltd..........................    24,595     67,176
    eClerx Services, Ltd..................................    13,032    154,939
    Edelweiss Financial Services, Ltd.....................   357,029    174,228
    Educomp Solutions, Ltd................................   248,783    102,469
    Eicher Motors, Ltd....................................    27,766  1,596,137
    EID Parry India, Ltd..................................   205,741    417,146
    EIH, Ltd..............................................   412,222    324,449
    Elder Pharmaceuticals, Ltd............................    35,847    181,345
    Electrosteel Castings, Ltd............................   264,725     44,671
   *Electrosteel Steels, Ltd..............................    48,436      2,262
    Elgi Equipments, Ltd..................................    52,370     68,110
    Emami, Ltd............................................   121,943    940,829
    Engineers India, Ltd..................................   220,564    498,828
    Entertainment Network India, Ltd......................    42,882    149,257
    Era Infra Engineering, Ltd............................   354,099    870,564
    Eros International Media, Ltd.........................   154,905    317,178
    Escorts, Ltd..........................................   393,253    497,795
    Ess Dee Aluminium, Ltd................................    68,352    544,214
   *Essar Oil, Ltd........................................ 1,477,572  1,251,126
    Essar Ports, Ltd......................................   201,111    228,397
   *Essar Shipping, Ltd...................................    67,656     18,798
    Essel Propack, Ltd....................................    79,134     50,235
    Exide Industries, Ltd.................................   965,733  1,961,741
    FAG Bearings India, Ltd...............................    15,456    317,116
    FDC, Ltd..............................................   244,289    354,056
    Federal Bank, Ltd.....................................   687,049  3,939,993
   *Federal-Mogul Goetze India, Ltd.......................    18,608     62,249
    Financial Technologies India, Ltd.....................   153,462  1,364,401
    Finolex Cables, Ltd...................................    94,015     84,450
    Finolex Industries, Ltd...............................   206,274    420,549
   *Fortis Healthcare, Ltd................................   532,477    854,282
   *Fresenius Kabi Oncology, Ltd..........................   111,146    267,450
    Future Lifestyle Fashions, Ltd........................     6,032      4,375

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    Future Retail, Ltd..................................     8,100 $    10,893
   *Future Ventures India, Ltd..........................   103,296      11,472
    GAIL India, Ltd..................................... 1,229,951   6,109,468
    Gammon India, Ltd...................................   141,648      28,948
   *Gammon Infrastructure Projects, Ltd.................   476,151      64,593
    Gateway Distriparks, Ltd............................   220,259     390,445
    Geodesic, Ltd.......................................    61,186       3,826
    Gillette India, Ltd.................................    10,795     380,740
    Gitanjali Gems, Ltd.................................   286,011     339,975
    GlaxoSmithKline Consumer Healthcare, Ltd............     2,046     156,966
    GlaxoSmithKline Pharmaceuticals, Ltd................    45,643   1,796,846
    Glenmark Pharmaceuticals, Ltd.......................   196,299   1,875,275
   *GMR Infrastructure, Ltd............................. 4,779,840   1,010,524
    Godfrey Phillips India, Ltd.........................     5,046     247,977
    Godrej Consumer Products, Ltd.......................   195,906   2,573,393
    Godrej Industries, Ltd..............................   301,421   1,300,188
    Godrej Properties, Ltd..............................    43,018     337,825
   *Gokul Refoils & Solvent, Ltd........................    47,003      10,923
    Graphite India, Ltd.................................   130,506     132,996
    Grasim Industries, Ltd..............................    28,007   1,221,067
    Gravita India, Ltd..................................    44,850      16,887
    Great Eastern Shipping Co., Ltd. (The)..............   259,490     939,253
    Greaves Cotton, Ltd.................................   286,743     278,025
    Grindwell Norton, Ltd...............................    11,963      43,982
    Gruh Finance, Ltd...................................    62,690     216,064
   *GTL Infrastructure, Ltd............................. 1,083,313      33,918
    Gujarat Alkalies & Chemicals, Ltd...................   142,039     381,572
    Gujarat Fluorochemicals, Ltd........................    76,058     319,165
    Gujarat Gas Co., Ltd................................    28,606      82,305
    Gujarat Industries Power Co., Ltd...................    54,408      55,838
    Gujarat Mineral Development Corp., Ltd..............   304,330     428,517
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd...............................................   222,750     269,213
    Gujarat NRE Coke, Ltd............................... 1,308,535     304,846
    Gujarat State Fertilisers & Chemicals, Ltd..........   513,825     457,013
    Gujarat State Petronet, Ltd.........................   655,846     537,674
    Gulf Oil Corp., Ltd.................................    55,926      68,445
   *GVK Power & Infrastructure, Ltd..................... 6,054,079     581,398
   *Hathway Cable & Datacom, Ltd........................   221,489     992,543
    Havells India, Ltd..................................   145,870   1,456,397
    HBL Power Systems, Ltd..............................   125,202      13,356
   *HCL Infosystems, Ltd................................   487,859     238,477
    HCL Technologies, Ltd...............................   516,754   7,982,682
    HDFC Bank, Ltd...................................... 2,587,075  25,832,769
    HEG, Ltd............................................    32,827      83,660
   *HeidelbergCement India, Ltd.........................   161,619      91,166
    Hero Motocorp, Ltd..................................    71,328   2,130,348
   *Hexa Tradex, Ltd....................................    69,387      14,936
    Hexaware Technologies, Ltd.......................... 1,256,670   2,437,691
   *Himachal Futuristic Communications, Ltd............. 1,610,084     208,043
    Himadri Chemicals & Industries, Ltd.................    22,947       5,154
    Hindalco Industries, Ltd............................ 5,458,542   8,082,100
    Hinduja Global Solutions, Ltd.......................    10,967      50,168
    Hinduja Ventures, Ltd...............................    10,967      61,274

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
   *Hindustan Construction Co., Ltd.................... 2,173,115 $   285,541
   *Hindustan Oil Exploration Co., Ltd.................   154,303      63,665
    Hindustan Petroleum Corp., Ltd.....................   274,160     949,213
    Honeywell Automation India, Ltd....................     7,379     300,903
   *Hotel Leela Venture, Ltd...........................   402,211     112,496
   *Housing Development & Infrastructure, Ltd.......... 1,319,117     729,644
    HSIL, Ltd..........................................    81,520     103,941
    HT Media, Ltd......................................   103,911     169,049
    ICICI Bank, Ltd....................................    19,793     295,243
    ICICI Bank, Ltd. Sponsored ADR.....................   621,150  20,361,297
    ICRA, Ltd..........................................     2,994      55,230
    IDBI Bank, Ltd..................................... 1,045,740   1,110,854
   *Idea Cellular, Ltd................................. 2,367,093   6,636,022
    IDFC, Ltd.......................................... 1,943,833   3,473,401
    IFCI, Ltd.......................................... 1,168,454     423,242
    IL&FS Transportation Networks, Ltd.................     3,561       7,016
    India Cements, Ltd................................. 1,224,839   1,044,850
    India Infoline, Ltd................................   788,353     659,665
   *Indiabulls Housing Finance, Ltd....................   378,779   1,693,152
   *Indiabulls Infrastructure and Power, Ltd........... 2,185,548      97,799
    Indiabulls Real Estate, Ltd........................   740,864     779,312
    Indian Bank........................................   373,289     496,807
    Indian Hotels Co., Ltd............................. 1,543,172   1,115,536
    Indian Oil Corp., Ltd.............................. 1,181,824   3,983,249
    Indian Overseas Bank...............................   980,600     680,030
    Indo Rama Synthetics India.........................    52,177      11,906
    Indoco Remedies, Ltd...............................    19,035      19,039
    Indraprastha Gas, Ltd..............................   288,028   1,243,127
    IndusInd Bank, Ltd.................................   603,299   3,787,219
    Info Edge India, Ltd...............................    74,873     388,494
    Infosys, Ltd.......................................   225,217  11,071,255
   #Infosys, Ltd. Sponsored ADR........................   643,017  31,945,085
    Infotech Enterprises, Ltd..........................    86,795     256,940
    ING Vysya Bank, Ltd................................    84,082     713,843
    Ingersoll-Rand India, Ltd..........................    31,787     178,256
    Ipca Laboratories, Ltd.............................   147,825   1,613,272
    IRB Infrastructure Developers, Ltd.................   531,712     635,757
    ITC, Ltd........................................... 2,819,713  15,866,940
   *IVRCL, Ltd......................................... 1,223,746     234,335
    Jagran Prakashan, Ltd..............................   166,431     256,998
    Jai Corp., Ltd.....................................   342,070     232,882
    Jain Irrigation Systems, Ltd....................... 1,424,744   1,174,002
    Jaiprakash Associates, Ltd......................... 5,102,118   3,038,182
   *Jaiprakash Power Ventures, Ltd..................... 2,869,752     469,067
    Jammu & Kashmir Bank, Ltd..........................   105,230   1,930,916
    Jaypee Infratech, Ltd..............................   415,878     121,087
    JB Chemicals & Pharmaceuticals, Ltd................    70,265      91,744
    JBF Industries, Ltd................................    72,755     105,227
   *Jet Airways India, Ltd.............................    98,557     573,706
    Jindal Drilling & Industries, Ltd..................    14,415      39,415
    Jindal Poly Films, Ltd.............................    71,897     133,071
   *Jindal Poly Investments and Finance Co., Ltd.......    17,974       1,537
    Jindal Saw, Ltd....................................   555,926     392,579

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
   *Jindal South West Holdings, Ltd.....................    10,439 $    49,198
   *Jindal Stainless, Ltd...............................   175,981     128,860
    Jindal Steel & Power, Ltd........................... 1,215,683   3,972,497
    JK Cement, Ltd......................................    33,304      98,658
    JK Lakshmi Cement, Ltd..............................   166,585     167,584
    JM Financial, Ltd................................... 1,613,603     529,969
    JSW Energy, Ltd..................................... 2,459,576   1,688,043
    JSW Steel, Ltd......................................   439,887   4,147,567
   *Jubilant Foodworks, Ltd.............................   101,942   1,885,240
    Jubilant Life Sciences, Ltd.........................   137,636     206,256
    Jyothy Laboratories, Ltd............................   222,111     600,073
    Kajaria Ceramics, Ltd...............................   116,351     460,386
    Kakinada Fertilizers, Ltd...........................   245,677      45,293
    Kalpataru Power Transmission, Ltd...................   107,844     110,486
    Kansai Nerolac Paints, Ltd..........................     1,881      36,348
    Karnataka Bank, Ltd.................................   633,621     832,911
    Karur Vysya Bank, Ltd...............................   100,998     638,875
    Kaveri Seed Co., Ltd................................    14,868     364,233
    KEC International, Ltd..............................   331,203     151,785
    Kesoram Industries, Ltd.............................   100,387      93,081
    Kewal Kiran Clothing, Ltd...........................        41         498
   *Kingfisher Airlines, Ltd............................    92,620       6,187
    Kirloskar Brothers, Ltd.............................     2,275       5,621
    Kirloskar Industries, Ltd...........................       867       3,611
    Kirloskar Oil Engines, Ltd..........................    83,823     215,871
    Kotak Mahindra Bank, Ltd............................   739,755   7,934,566
    KPIT Cummins Infosystems, Ltd.......................   440,252     911,682
    KSB Pumps, Ltd......................................    13,268      44,359
   *KSK Energy Ventures, Ltd............................    42,495      40,522
    Lakshmi Machine Works, Ltd..........................    14,980     435,835
    Lakshmi Vilas Bank, Ltd.............................   199,284     214,573
   *Lanco Infratech, Ltd................................ 2,816,098     244,782
    Larsen & Toubro, Ltd................................   754,199  10,498,984
    Larsen & Toubro, Ltd. GDR...........................    22,185     308,006
    LIC Housing Finance, Ltd............................   531,645   1,436,932
    Lupin, Ltd..........................................   253,549   3,654,618
    Madras Cements, Ltd.................................   324,163     855,502
   *Mahanagar Telephone Nigam...........................   776,010     178,948
  #*Mahanagar Telephone Nigam ADR.......................    32,600      14,344
    Maharashtra Seamless, Ltd...........................    86,693     279,584
    Mahindra & Mahindra Financial Services, Ltd.........   423,025   1,628,416
    Mahindra & Mahindra, Ltd............................   967,657  14,560,588
    Mahindra Holidays & Resorts India, Ltd..............    21,418      87,998
    Mahindra Lifespace Developers, Ltd..................    34,802     253,691
    Man Infraconstruction, Ltd..........................     2,502       4,994
   *Manaksia, Ltd.......................................    20,016      16,121
    Mandhana Industries, Ltd............................    48,996     185,827
    Mangalore Refinery & Petrochemicals, Ltd............ 1,517,638     811,032
    Marico, Ltd.........................................   342,160   1,174,966
    Maruti Suzuki India, Ltd............................   121,450   2,646,860
    MAX India, Ltd......................................   526,395   1,648,040
    McLeod Russel India, Ltd............................   233,889   1,104,020
   *Mercator, Ltd.......................................   500,673      81,929

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Merck, Ltd............................................     7,397 $   68,222
    MindTree, Ltd.........................................    53,802    845,398
    MOIL, Ltd.............................................    18,361     56,939
    Monnet Ispat & Energy, Ltd............................    67,077    118,083
    Monsanto India, Ltd...................................    13,483    139,108
    Motherson Sumi Systems, Ltd...........................   562,247  1,865,683
    Motilal Oswal Financial Services, Ltd.................    16,385     21,191
    Mphasis, Ltd..........................................   223,901  1,479,888
    MRF, Ltd..............................................     7,642  1,673,005
   *Nagarjuna Oil Refinery, Ltd...........................   223,343     11,069
    Natco Pharma, Ltd.....................................    60,289    603,994
    National Aluminium Co., Ltd........................... 1,461,456    654,808
    Nava Bharat Ventures, Ltd.............................    53,812    159,375
    Navneet Publications India, Ltd.......................   249,121    235,468
    NCC, Ltd.............................................. 1,133,595    434,131
    NESCO, Ltd............................................    26,287    311,933
    Nestle India, Ltd.....................................    24,323  2,126,374
    NHPC, Ltd............................................. 8,727,466  2,391,297
    NIIT Technologies, Ltd................................   178,451    704,924
    NIIT, Ltd.............................................   276,144     69,985
    Nitin Fire Protection Industries, Ltd.................   432,756    373,991
    Noida Toll Bridge Co., Ltd............................   192,455     69,697
    NTPC, Ltd............................................. 1,816,131  3,884,684
    Oberoi Realty, Ltd....................................   137,684    453,832
    OCL India, Ltd........................................    23,518     48,800
    Oil & Natural Gas Corp., Ltd.......................... 1,284,324  6,163,199
    Oil India, Ltd........................................   370,022  3,168,374
   *OMAXE, Ltd............................................   271,279    619,681
    Opto Circuits India, Ltd..............................   329,921    131,188
   *Oracle Financial Services Software, Ltd...............    66,143  3,212,407
    Orchid Chemicals & Pharmaceuticals, Ltd...............   134,629     83,193
    Orient Cement Ltd.....................................   199,965    108,525
    Orient Paper & Industries, Ltd........................   119,955     10,858
    Oriental Bank of Commerce.............................   396,972  1,020,530
    Orissa Minerals Development Co., Ltd..................     6,450    203,738
   *Oswal Chemicals & Fertilizers.........................   175,169     38,931
    Page Industries, Ltd..................................     6,191    443,234
   *Panacea Biotec, Ltd...................................    18,815     30,079
   *Parsvnath Developers, Ltd.............................   471,869    218,335
    Peninsula Land, Ltd...................................   230,414    125,997
    Persistent Systems, Ltd...............................    15,699    134,595
   *Peter England Fashions and Retail, Ltd................     1,620      4,131
    Petronet LNG, Ltd.....................................   867,500  1,662,084
    Pfizer, Ltd...........................................    12,254    212,988
    Phoenix Mills, Ltd....................................    51,354    205,276
    PI Industries, Ltd....................................     8,240     17,304
    Pidilite Industries, Ltd..............................   343,098  1,521,311
   *Pipavav Defence & Offshore Engineering Co., Ltd.......   951,056  1,050,767
    Piramal Enterprises, Ltd..............................   212,784  1,924,417
   *Plethico Pharmaceuticals, Ltd.........................    66,992     98,088
    Polaris Financial Technology, Ltd.....................   197,031    323,535
    Polyplex Corp., Ltd...................................    17,984     36,071
    Power Finance Corp., Ltd..............................   569,675  1,015,901

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    Power Grid Corp. of India, Ltd...................... 2,287,849 $ 3,738,081
    Praj Industries, Ltd................................   360,290     197,495
    Prakash Industries, Ltd.............................    75,489      37,415
    Prestige Estates Projects, Ltd......................    72,863     154,919
   *Prime Focus, Ltd....................................   141,504      69,704
    Prism Cement, Ltd...................................   374,454     159,262
    Procter & Gamble Hygiene & Health Care, Ltd.........     5,645     261,052
   *Prozone Capital Shopping Centres, Ltd...............    27,200      10,654
   *PTC India Financial Services, Ltd...................    15,688       3,051
    PTC India, Ltd...................................... 1,038,727     763,027
    Punj Lloyd, Ltd..................................... 1,305,665     571,340
    Punjab & Sind Bank..................................    79,260      62,182
    Radico Khaitan, Ltd.................................   274,280     420,081
    Rain Commodities, Ltd...............................   469,898     269,696
    Rajesh Exports, Ltd.................................   191,974     314,440
    Rallis India, Ltd...................................   331,671     748,648
   *Ranbaxy Laboratories, Ltd...........................   423,505   1,998,020
    Raymond, Ltd........................................   204,981     627,748
    Redington India, Ltd................................   444,684     419,453
    REI Agro, Ltd....................................... 2,471,251     414,124
   *REI Six Ten Retail, Ltd.............................    55,035         496
    Reliance Capital, Ltd...............................   403,679   2,269,688
    Reliance Communications, Ltd........................ 2,557,985   5,935,739
    Reliance Industrial Infrastructure, Ltd.............     7,834      40,324
    Reliance Industries, Ltd............................ 3,273,956  47,095,609
    Reliance Infrastructure, Ltd........................   408,053   2,284,360
   *Reliance Power, Ltd................................. 2,852,299   3,426,864
    Rolta India, Ltd....................................   535,436     496,604
    Ruchi Soya Industries, Ltd..........................   490,199     428,348
    Rural Electrification Corp., Ltd....................   600,461   1,568,654
   *S Kumars Nationwide, Ltd............................   566,519      29,877
    S Mobility, Ltd.....................................   121,918      59,535
    Sadbhav Engineering, Ltd............................    77,022      88,962
    Sanofi India, Ltd...................................    12,071     475,587
   *Sanwaria Agro Oils, Ltd.............................    94,873      40,625
    Schneider Electric Infrastructure, Ltd..............   119,154     124,468
    Sesa Goa, Ltd....................................... 1,869,543   3,964,205
   *Shipping Corp. of India, Ltd........................   626,658     303,194
    Shiv-Vani Oil & Gas Exploration Services, Ltd.......    19,863       5,500
    Shoppers Stop, Ltd..................................    65,709     383,100
    Shree Cement, Ltd...................................    19,756   1,431,641
   *Shree Renuka Sugars, Ltd............................ 2,335,211     658,555
    Shriram Transport Finance Co., Ltd..................   207,642   2,173,960
    Siemens, Ltd........................................   217,283   1,845,685
    Simplex Infrastructures, Ltd........................     4,792       4,816
    Sintex Industries, Ltd.............................. 1,214,259     526,900
   *SITI Cable Network, Ltd.............................    79,022      22,243
    SJVN, Ltd...........................................   678,774     214,260
    SKF India, Ltd......................................    45,105     371,679
    Sobha Developers, Ltd...............................   324,649   1,540,442
    Solar Industries India, Ltd.........................    10,146     137,673
    South Indian Bank, Ltd.............................. 2,156,824     815,365
    SREI Infrastructure Finance, Ltd....................   256,428      82,961

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    SRF, Ltd............................................    93,842 $   207,910
    Star Ferro and Cement, Ltd..........................    85,287       7,224
    State Bank of Bikaner & Jaipur......................    47,976     280,483
    State Bank of India.................................   343,520   9,640,377
    State Bank of India GDR.............................     9,000     505,788
    Steel Authority of India, Ltd....................... 1,660,377   1,140,572
   *Sterling Biotech, Ltd...............................   260,553      21,351
    Sterlite Industries India, Ltd...................... 1,061,710   1,323,328
    Sterlite Industries India, Ltd. ADR.................   576,415   2,899,367
    Sterlite Technologies, Ltd..........................   538,765     166,151
    Strides Arcolab, Ltd................................   156,194   1,489,758
    Styrolution ABS India, Ltd..........................    16,430      98,511
   *Sun Pharma Advanced Research Co., Ltd...............   341,147     699,489
    Sun Pharmaceutical Industries, Ltd. ()..............   374,402   3,480,790
    Sun Pharmaceutical Industries, Ltd. (6582483).......   386,296   3,569,332
    Sun TV Network, Ltd.................................   303,380   2,028,585
    Sundaram Finance, Ltd...............................    10,572      89,935
    Sundaram-Clayton, Ltd...............................     1,880       8,974
    Sundram Fasteners, Ltd..............................   110,095      61,187
    Supreme Industries, Ltd.............................    98,809     560,140
    Supreme Petrochem, Ltd..............................     3,242       3,187
   *Surana Industries, Ltd..............................     1,534       1,741
   *Suzlon Energy, Ltd.................................. 5,590,192     644,085
    Swaraj Engines, Ltd.................................     1,260       9,979
    Syndicate Bank......................................   773,613   1,115,625
    Tamil Nadu Newsprint & Papers, Ltd..................    36,247      54,085
    Tata Chemicals, Ltd.................................   367,234   1,559,461
    Tata Communications, Ltd............................   334,272     812,596
   #Tata Communications, Ltd. ADR.......................    67,427     310,164
    Tata Consultancy Services, Ltd......................   567,004  16,916,131
    Tata Elxsi, Ltd.....................................    27,785      84,924
    Tata Global Beverages, Ltd.......................... 1,605,584   4,224,059
    Tata Investment Corp., Ltd..........................    16,116      96,104
    Tata Motors, Ltd.................................... 1,689,345   8,069,152
   #Tata Motors, Ltd. Sponsored ADR.....................   236,834   5,693,489
    Tata Power Co., Ltd................................. 3,111,047   4,459,339
    Tata Steel, Ltd..................................... 1,297,801   4,631,737
   *Tata Teleservices Maharashtra, Ltd.................. 1,353,745     148,355
    Tech Mahindra, Ltd..................................   313,305   6,422,314
    Techno Electric & Engineering Co., Ltd..............     7,483      10,369
    Texmaco Rail & Engineering, Ltd.....................   100,362      46,172
    Thermax, Ltd........................................   101,872     974,334
    Time Technoplast, Ltd...............................   152,236      92,917
    Timken India, Ltd...................................    54,549     142,140
    Titagarh Wagons, Ltd................................    25,167      31,057
    Titan Industries, Ltd...............................   503,466   2,190,777
    Torrent Pharmaceuticals, Ltd. (B0XPSB8).............    86,334     609,200
    Torrent Pharmaceuticals, Ltd. ()....................    83,937     592,135
    Torrent Power, Ltd..................................   344,154     421,152
    Transport Corp. of India, Ltd.......................     9,446       7,903
    Trent, Ltd..........................................    31,736     519,182
    Triveni Turbine, Ltd................................   225,096     175,762
    TTK Prestige, Ltd...................................    10,928     649,685

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Tube Investments of India, Ltd.....................    201,724 $    461,595
   *Tulip Telecom, Ltd.................................    181,468       22,008
   *TV18 Broadcast, Ltd................................  3,190,430      924,577
    TVS Motor Co., Ltd.................................    996,578      504,486
    UCO Bank...........................................    999,216      993,805
    Uflex, Ltd.........................................    131,088      111,713
    Ultratech Cement, Ltd..............................    132,905    3,993,334
    Unichem Laboratories, Ltd..........................    149,857      408,834
    Union Bank of India................................    395,491      863,193
   *Unitech, Ltd.......................................  8,975,118    2,454,747
    United Bank of India...............................     74,753       43,572
    United Breweries, Ltd..............................    128,264    1,449,477
    United Phosphorus, Ltd.............................  1,415,187    2,963,749
    United Spirits, Ltd................................    244,586    9,580,723
    Usha Martin, Ltd...................................    571,942      217,132
   *Uttam Galva Steels, Ltd............................     60,136       44,870
   *Uttam Value Steels, Ltd............................    130,697       14,896
    V-Guard Industries, Ltd............................     63,594      554,413
    VA Tech Wabag, Ltd.................................      2,011       13,521
    Vakrangee Software, Ltd............................    133,335      105,278
   *Vardhman Special Steels, Ltd.......................      5,275        1,190
    Vardhman Textiles, Ltd.............................     29,335      137,002
    Videocon Industries, Ltd...........................    326,184      911,472
    Vijaya Bank........................................    710,477      469,716
    VIP Industries, Ltd................................    273,295      208,570
    Voltamp Transformers, Ltd..........................      4,010       24,823
    Voltas, Ltd........................................    661,883      853,579
    VST Industries, Ltd................................     12,340      325,055
    WABCO India, Ltd...................................      7,089      201,409
    Welspun Corp., Ltd.................................    498,775      296,314
    Wipro, Ltd.........................................  1,174,527    8,336,162
   *Wockhardt, Ltd.....................................     70,880      545,550
    Wyeth, Ltd.........................................     17,942      200,601
    Yes Bank, Ltd......................................    460,734    2,436,540
    Zee Entertainment Enterprises, Ltd.................  1,402,873    5,736,246
   *Zee Learn, Ltd.....................................      9,488        2,806
    Zensar Technologies, Ltd...........................     67,244      243,934
    Zuari Agro Chemicals, Ltd..........................     22,948       30,615
    Zuari Global, Ltd..................................     22,948       16,750
    Zydus Wellness, Ltd................................     53,724      541,902
                                                                   ------------
TOTAL INDIA............................................             702,041,415
                                                                   ------------
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT......................  6,992,500      490,093
    Adaro Energy Tbk PT................................ 50,982,000    3,466,051
    Adhi Karya Persero Tbk PT..........................  8,487,000    2,538,355
   *Agis Tbk PT........................................ 13,708,000      506,440
    Agung Podomoro Land Tbk PT.........................  9,381,000      301,135
    AKR Corporindo Tbk PT..............................  7,387,300    3,101,988
    Alam Sutera Realty Tbk PT.......................... 61,816,000    4,203,944
    Aneka Tambang Persero Tbk PT....................... 28,570,000    3,223,695
    Arwana Citramulia Tbk PT...........................  6,330,000      511,221
    Asahimas Flat Glass Tbk PT.........................    476,500      366,149

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Astra Agro Lestari Tbk PT..........................   1,553,000 $ 2,346,513
    Astra Graphia Tbk PT...............................   2,554,000     330,323
    Astra International Tbk PT.........................  32,885,500  20,809,650
   *Bakrie and Brothers Tbk PT......................... 249,014,750   1,211,456
    Bakrie Sumatera Plantations Tbk PT.................  58,480,500     295,938
   *Bakrie Telecom Tbk PT..............................  62,111,539     302,262
   *Bakrieland Development Tbk PT...................... 157,101,000     763,241
    Bank Bukopin Tbk PT................................  28,011,000   1,796,177
    Bank Central Asia Tbk PT...........................  19,992,000  20,206,903
    Bank Danamon Indonesia Tbk PT......................   7,971,554   4,031,687
    Bank Mandiri Persero Tbk PT........................  23,110,018  20,001,961
    Bank Negara Indonesia Persero Tbk PT...............  37,510,730  15,578,471
   *Bank Pan Indonesia Tbk PT..........................  27,266,500   1,670,641
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  10,857,500   1,119,848
   *Bank Permata Tbk PT................................     203,500      32,128
    Bank Rakyat Indonesia Persero Tbk PT...............  27,487,000  22,027,903
    Bank Tabungan Negara Persero Tbk PT................  25,588,035   2,593,722
   *Bank Tabungan Pensiunan Nasional Tbk PT............   2,253,500     954,362
   *Barito Pacific Tbk PT..............................   8,261,500     341,203
    Bayan Resources Tbk PT.............................     950,000     683,737
   *Benakat Petroleum Energy Tbk PT....................  15,716,500     192,670
    Berau Coal Energy Tbk PT...........................  19,622,000     297,339
   *Berlian Laju Tanker Tbk PT.........................  26,853,166          --
    Bhakti Investama Tbk PT............................ 100,455,900   4,288,922
    Bisi International PT..............................  10,087,612     608,510
   *Borneo Lumbung Energi & Metal Tbk PT...............   6,860,500     197,145
   *Budi Acid Jaya Tbk PT..............................   2,800,500      26,143
   *Bumi Resources Minerals Tbk PT.....................     392,500       8,369
    Bumi Resources Tbk PT..............................  43,464,000   2,153,435
    Bumi Serpong Damai PT..............................  42,750,500   6,555,441
    BW Plantation Tbk PT...............................  12,169,500     864,366
   *Central Proteinaprima Tbk PT.......................  22,741,500     110,637
   *Chandra Asri Petrochemical Tbk PT..................       7,000       1,798
    Charoen Pokphand Indonesia Tbk PT..................  12,481,660   5,217,900
    Ciputra Development Tbk PT.........................  41,953,219   4,695,718
    Ciputra Property Tbk PT............................   4,709,000     420,856
    Ciputra Surya Tbk PT...............................   6,083,500   1,580,235
    Citra Marga Nusaphala Persada Tbk PT...............   8,995,000   2,686,303
    Clipan Finance Indonesia Tbk PT....................   2,919,000     111,502
   *Darma Henwa Tbk PT.................................  55,755,500     271,250
   *Davomas Abadi Tbk PT...............................   4,583,000          --
   *Delta Dunia Makmur Tbk PT..........................  29,995,500     338,242
    Elnusa Tbk PT......................................  12,798,000     323,448
   *Energi Mega Persada Tbk PT......................... 215,986,000   2,202,998
   *Erajaya Swasembada Tbk PT..........................   1,658,500     280,634
   *Exploitasi Energi Indonesia Tbk PT.................  30,095,500     790,664
   *Fajar Surya Wisesa Tbk PT..........................     823,000     196,167
    Gajah Tunggal Tbk PT...............................  10,787,500   2,752,241
   *Garda Tujuh Buana Tbk PT...........................     154,500      33,072
   *Garuda Indonesia Persero Tbk PT....................   1,009,000      49,068
    Global Mediacom Tbk PT.............................  26,687,500   5,962,417
    Gozco Plantations Tbk PT...........................  10,507,300     124,473
    Gudang Garam Tbk PT................................   1,297,000   5,336,677

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
   *Hanson International Tbk PT........................  19,823,500 $ 1,213,005
    Harum Energy Tbk PT................................   4,640,000   1,173,507
    Hexindo Adiperkasa Tbk PT..........................   1,125,500     547,293
    Holcim Indonesia Tbk PT............................   9,799,500   2,501,221
   *Indah Kiat Pulp & Paper Corp. Tbk PT...............   8,510,500     861,050
    Indika Energy Tbk PT...............................  13,728,000     827,375
    Indo Tambangraya Megah Tbk PT......................   1,138,500   2,677,972
    Indo-Rama Synthetics Tbk PT........................      12,500       1,515
    Indocement Tunggal Prakarsa Tbk PT.................   3,570,000   7,238,923
    Indofood CBP Sukses Makmur Tbk PT..................   3,610,500   3,928,347
    Indofood Sukses Makmur Tbk PT......................  17,797,000  11,232,855
    Indosat Tbk PT.....................................   3,250,000   1,580,404
   #Indosat Tbk PT ADR.................................      26,890     629,226
   *Inovisi Infracom Tbk PT............................   1,957,278     277,653
    Intiland Development Tbk PT........................  28,334,800   1,101,193
    Japfa Comfeed Indonesia Tbk PT.....................  21,341,000   2,530,694
    Jasa Marga Persero Tbk PT..........................   5,619,000   2,923,098
    Jaya Real Property Tbk PT..........................     352,500     169,820
    Kalbe Farma Tbk PT.................................  40,745,000   5,660,302
    Kawasan Industri Jababeka Tbk PT................... 113,360,890   3,191,217
    Krakatau Steel Persero Tbk PT......................     285,000      13,460
   *Lippo Cikarang Tbk PT..............................   2,191,500   1,341,029
    Lippo Karawaci Tbk PT.............................. 108,943,062  13,551,343
    Malindo Feedmill Tbk PT............................   6,712,500   2,037,173
    Matahari Putra Prima Tbk PT........................  11,816,772   2,787,046
    Mayora Indah Tbk PT................................   1,517,250   4,718,683
    Medco Energi Internasional Tbk PT..................   7,759,500   1,351,338
    Media Nusantara Citra Tbk PT.......................  13,771,093   4,149,605
    Mitra Adiperkasa Tbk PT............................   4,201,000   2,371,713
   *Mitra International Resources Tbk PT...............   5,183,500      29,716
    Modern Internasional Tbk PT........................   1,883,000     164,646
   *Modernland Realty Tbk PT...........................   2,559,000     204,156
    Multipolar Corp. Tbk PT............................   9,603,000     495,068
    Multistrada Arah Sarana Tbk PT.....................   3,155,000     122,726
    Nippon Indosari Corpindo Tbk PT....................     229,500     161,888
   *Nusantara Infrastructure Tbk PT....................  35,495,500     811,494
    Pabrik Kertas Tjiwi Kimia Tbk PT...................   1,139,500     209,233
    Pakuwon Jati Tbk PT................................  35,914,900   1,327,055
   *Panin Financial Tbk PT............................. 104,668,500   1,900,440
    Panin Insurance Tbk PT.............................   5,396,500     367,291
    Pembangunan Perumahan Persero Tbk PT...............  12,858,000   1,773,442
    Perusahaan Gas Negara Persero Tbk PT...............  18,051,000  10,366,312
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT...........................................  17,507,000   1,906,096
   *Petrosea Tbk PT....................................   3,285,500     379,981
   *Polaris Investama Tbk PT...........................     577,000      54,739
   *Polychem Indonesia Tbk PT..........................   8,339,500     210,642
    Ramayana Lestari Sentosa Tbk PT....................  17,804,500   2,282,879
   *Resource Alam Indonesia Tbk PT.....................   2,183,500     307,814
    Salim Ivomas Pratama Tbk PT........................   1,388,500      93,290
   *Samindo Resources Tbk PT...........................     348,500      15,435
    Sampoerna Agro PT..................................   4,857,559     739,665
    Samudera Indonesia Tbk PT..........................     117,000      39,560
    Selamat Sempurna Tbk PT............................   3,002,500     715,529

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Semen Indonesia Persero Tbk PT....................   5,274,500 $  7,801,401
   *Sentul City Tbk PT................................ 153,047,500    3,719,907
    Sinar Mas Multiartha Tbk PT.......................     278,500      100,968
   *Sugih Energy Tbk PT...............................  34,803,500    1,419,740
    Summarecon Agung Tbk PT...........................  41,623,564    4,047,661
    Surya Citra Media Tbk PT..........................   1,206,000      313,806
    Surya Semesta Internusa Tbk PT....................  22,164,500    2,024,640
    Suryainti Permata Tbk PT..........................   3,098,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT........   3,187,000    3,084,506
    Telekomunikasi Indonesia Persero Tbk PT...........   5,905,000    6,831,419
    Telekomunikasi Indonesia Persero Tbk PT
      Sponsored ADR...................................     262,105   11,954,609
    Tiga Pilar Sejahtera Food Tbk.....................  11,413,339    1,454,281
    Timah Persero Tbk PT..............................  20,503,000    2,288,717
    Total Bangun Persada Tbk PT.......................   7,191,500      698,961
   *Tower Bersama Infrastructure Tbk PT...............   2,954,500    1,637,678
   *Trada Maritime Tbk PT.............................  22,254,487    2,942,990
    Trias Sentosa Tbk PT..............................   3,690,500      113,424
   *Trimegah Securities Tbk PT........................   5,343,500       39,537
   *Truba Alam Manunggal Engineering PT...............  15,388,500       74,865
    Tunas Baru Lampung Tbk PT.........................   7,413,500      334,775
    Tunas Ridean Tbk PT...............................   8,038,500      586,543
    Ultrajaya Milk Industry & Trading Co. Tbk PT......   2,569,000    1,173,359
    Unilever Indonesia Tbk PT.........................   1,827,500    5,643,069
    United Tractors Tbk PT............................   5,312,246    8,683,152
    Vale Indonesia Tbk PT.............................  12,646,250    2,172,482
    Wijaya Karya Persero Tbk PT.......................  13,305,000    2,686,053
    XL Axiata Tbk PT..................................   8,638,000    3,780,440
                                                                   ------------
TOTAL INDONESIA.......................................              367,361,977
                                                                   ------------
ISRAEL -- (0.0%)
    Mivtach Shamir....................................       9,006      276,608
                                                                   ------------
MALAYSIA -- (4.1%)
    Aeon Co. M Bhd....................................     437,200    2,089,263
    Aeon Credit Service M Bhd.........................      88,560      496,787
    Affin Holdings Bhd................................   2,174,100    2,832,124
    AirAsia BHD.......................................   6,560,100    6,380,666
   *Alam Maritim Resources Bhd........................   2,190,600      997,645
    Alliance Financial Group Bhd......................   4,732,400    7,814,110
    AMMB Holdings Bhd.................................   6,476,650   15,635,745
    Amway Malaysia Hldgs..............................     106,300      398,705
    Ann Joo Resources Bhd.............................     974,750      390,474
    APM Automotive Holdings Bhd.......................     249,800      414,324
    Axiata Group Bhd..................................   4,297,425    8,990,160
    Batu Kawan BHD....................................     360,250    2,031,405
    Benalec Holdings BHD..............................   2,921,800    1,196,966
    Berjaya Assets BHD................................     156,600       41,917
    Berjaya Corp. Bhd.................................  10,704,600    1,911,735
    Berjaya Land Bhd..................................   2,769,200      776,270
    Berjaya Sports Toto Bhd...........................   1,706,229    2,198,365
    BIMB Holdings Bhd.................................   2,019,700    2,500,354
    Borneo Aqua Harvest Bhd...........................      77,500       30,102
   *Boustead Heavy Industries Corp. Bhd...............     226,400      170,777

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Boustead Holdings Bhd...............................  2,128,292 $ 3,444,410
    British American Tobacco Malaysia Bhd...............    209,100   3,947,611
   *Bumi Armada Bhd.....................................  3,353,400   4,082,424
    Bursa Malaysia Bhd..................................  1,302,700   3,125,509
    Cahya Mata Sarawak Bhd..............................    778,400   1,289,928
    Can-One Bhd.........................................    180,600     184,693
    Carlsberg Brewery Malaysia Bhd Class B..............    455,900   2,065,841
    Carotech Berhad.....................................     44,425         274
    CB Industrial Product Holding Bhd...................    956,760     807,954
    CIMB Group Holdings Bhd............................. 12,486,614  30,266,113
    Coastal Contracts Bhd...............................  1,123,377     931,013
    CSC Steel Holdings Bhd..............................    470,500     188,499
    Cypark Resources Bhd................................    603,500     375,315
    Daibochi Plastic & Packaging Industry Bhd...........     31,400      33,191
    Daya Materials Bhd..................................    693,300      53,379
    Dayang Enterprise Holdings Bhd......................    684,975   1,008,565
    Dialog Group BHD....................................  4,740,673   4,074,072
    DiGi.Com Bhd........................................  4,601,620   6,592,808
    Dijaya Corp. Bhd....................................  1,726,000     941,212
    DRB-Hicom Bhd.......................................  6,132,100   4,798,656
    Dutch Lady Milk Industries BHD......................     61,000     866,790
    Eastern & Oriental Bhd..............................  6,558,682   4,023,100
    ECM Libra Financial Group Bhd.......................    318,034      80,918
    Evergreen Fibreboard Bhd............................    741,700     116,555
    Faber Group BHD.....................................  1,185,800     644,973
    Fountain View Development Berhad....................     31,500          --
    Fraser & Neave Holdings Bhd.........................    182,100   1,027,487
    Gamuda Bhd..........................................  6,701,800   9,826,407
    Genting Bhd.........................................  5,056,300  15,307,047
    Genting Malaysia Bhd................................  9,485,100  12,158,661
    Genting Plantations Bhd.............................    986,400   2,996,748
    Globetronics Technology BHD.........................    868,520     687,788
    Glomac Bhd..........................................  2,428,300     898,252
   *Goldis BHD..........................................    464,439     284,946
   *Green Packet Bhd....................................  1,444,500     148,941
    Guan Chong Bhd......................................    103,300      54,131
    Guinness Anchor Bhd.................................    368,200   2,042,813
    GuocoLand Malaysia Bhd..............................    690,400     248,724
    Hai-O Enterprise BHD................................    532,100     439,576
    HAP Seng Consolidated Bhd...........................  4,729,740   2,884,956
    Hap Seng Plantations Holdings Bhd...................  1,375,600   1,140,363
    Hartalega Holdings Bhd..............................    700,300   1,403,314
   *HO WAH Genting BHD..................................  1,858,500     128,949
    Hock Seng LEE BHD...................................    603,912     370,708
    Hong Leong Bank Bhd.................................  1,496,860   6,356,224
    Hong Leong Financial Group Bhd......................    675,000   2,907,277
    Hong Leong Industries Bhd...........................    206,000     330,613
   *Hovid Bhd...........................................    177,700      13,171
    Hua Yang Bhd........................................    409,700     391,714
   *Hubline Bhd.........................................    209,100       3,197
    Hunza Properties Bhd................................     66,600      42,263
    HwangDBS Malaysia BHD...............................    162,500     189,476
    IGB Corp. Bhd.......................................  4,660,999   3,636,966

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    IGB REIT............................................     68,644 $    26,642
    IJM Corp. Bhd.......................................  7,611,063  13,572,947
    IJM Land Bhd........................................  2,132,800   1,865,855
    IJM Plantations Bhd.................................  1,095,400   1,013,453
    Inch Kenneth Kajang Rubber..........................    113,000      31,334
    Insas Bhd...........................................    639,302     104,390
    Integrated Logistics Bhd............................    111,735      60,999
    Integrax BHD........................................    203,700     109,795
    IOI Corp. Bhd.......................................  5,341,177   9,003,608
    Iris Corp. Bhd......................................  1,182,400      72,870
   *JAKS Resources Bhd..................................  2,051,700     290,729
    Jaya Tiasa Holdings BHD.............................  1,270,239     818,964
    JCY International Bhd...............................  2,769,500     559,107
    JobStreet Corp. Bhd.................................     22,600      28,488
    JT International Bhd................................    141,800     290,507
    K&N Kenanga Holdings BHD (6486615)..................    971,886     183,201
    K&N Kenanga Holdings BHD (B987B91)..................     56,619          10
   *Karambunai Corp. Bhd................................  4,574,700     169,519
    Keck Seng Malaysia Bhd..............................    316,300     493,504
    Kian JOO CAN Factory BHD............................  1,521,080   1,332,166
    Kim Loong Resources Bhd.............................    259,020     193,302
    Kimlun Corp. Bhd....................................    542,400     333,978
   *Kinsteel Bhd........................................  2,317,700     214,409
    KLCC Property Holdings Bhd..........................  1,100,800   2,226,032
   *KNM Group Bhd.......................................  6,216,068     852,310
    Kossan Rubber Industries............................    926,600   1,655,929
    KPJ Healthcare Bhd..................................  1,614,050   3,279,130
    KSK Group Bhd.......................................  2,917,000     562,054
   *KSL Holdings BHD....................................    787,266     492,936
    Kuala Lumpur Kepong Bhd.............................    808,022   5,279,836
   *KUB Malaysia BHD....................................  1,459,400     211,722
    Kulim Malaysia BHD..................................  2,767,300   3,037,653
   *Kumpulan Europlus Bhd...............................  1,303,300     497,924
    Kumpulan Fima BHD...................................    725,400     460,243
    Kumpulan Perangsang Selangor Bhd....................  1,307,100     720,969
    Kwantas Corp. BHD...................................     23,900      14,845
    Lafarge Malayan Cement Bhd..........................  1,347,700   4,292,275
   *Land & General BHD..................................  4,311,500     603,994
   *Landmarks BHD.......................................  1,134,492     405,223
    LBS Bina Group Bhd..................................  1,404,400     575,427
    Lingkaran Trans Kota Holdings Bhd...................    603,500     819,269
   *Lion Corp. Bhd......................................    513,980      34,139
    Lion Diversified Holdings Bhd.......................    615,000      48,435
    Lion Industries Corp. Bhd...........................  2,596,400     801,090
    LPI Capital Bhd.....................................     63,100     294,424
    Mah Sing Group Bhd..................................  4,290,547   3,225,699
    Malayan Banking Bhd................................. 10,946,370  34,603,001
    Malayan Flour Mills Bhd.............................    838,200     340,893
    Malaysia Airports Holdings Bhd......................  2,171,854   4,512,954
    Malaysia Building Society...........................    768,874     734,652
    Malaysia Marine and Heavy Engineering Holdings Bhd..  1,886,100   2,457,478
   *Malaysian Airline System Bhd........................ 18,989,630   1,782,508
    Malaysian Bulk Carriers Bhd.........................  1,883,423   1,079,046

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Malaysian Pacific Industries Bhd....................    271,925 $   219,410
    Malaysian Resources Corp. Bhd.......................  7,691,300   3,455,916
    Maxis Bhd...........................................  2,854,015   6,258,345
    MBM Resources BHD...................................    878,710     983,453
    Media Chinese International, Ltd....................    694,000     237,483
    Media Prima Bhd.....................................  3,752,620   3,139,591
    Mega First Corp. BHD................................    167,300      87,174
   *MISC Bhd............................................  1,396,360   2,338,121
    MK Land Holdings BHD................................    997,300     109,186
    MKH BHD.............................................    365,256     281,416
    MMC Corp. Bhd.......................................  4,137,300   3,426,535
    MNRB Holdings Bhd...................................    587,600     631,332
    Mudajaya Group Bhd..................................  1,324,433   1,081,297
    Muhibbah Engineering M Bhd..........................  2,057,100   1,487,316
   *Mulpha International Bhd............................ 12,223,400   1,600,474
    Multi-Purpose Holdings BHD..........................    180,000     214,192
    My EG Services Bhd..................................  1,172,800     656,913
    Naim Holdings Bhd...................................  1,130,200   1,340,749
    NCB Holdings Bhd....................................    136,500     194,712
    Nestle Malaysia Bhd.................................     81,500   1,699,630
    NTPM Holdings Bhd...................................    669,600     114,480
    Oldtown Bhd.........................................    407,500     349,365
    Oriental Holdings BHD...............................    606,340   1,808,604
    OSK Holdings BHD....................................  1,754,645     915,733
    Padini Holdings Bhd.................................  1,413,700     770,424
    Panasonic Manufacturing Malaysia BHD................     70,200     560,222
    Paramount Corp. Bhd.................................    487,460     240,365
    Parkson Holdings Bhd................................  2,560,155   2,843,496
    PBA Holdings BHD....................................    172,500      46,474
    Pelikan International Corp. Bhd.....................    418,822      56,791
   *Perdana Petroleum Bhd...............................  2,013,800   1,147,841
   *Perisai Petroleum Teknologi Bhd.....................  3,449,500   1,562,784
    Petronas Chemicals Group Bhd........................  4,705,200   9,600,099
    Petronas Dagangan BHD...............................    541,000   4,468,062
    Petronas Gas Bhd....................................  1,017,408   6,536,366
    Pharmaniaga Bhd.....................................    251,780     356,003
    Pie Industrial BHD..................................     54,600      77,405
    PJ Development Holdings Bhd.........................    549,600     163,555
    POS Malaysia BHD....................................  1,604,600   2,421,968
    PPB Group Bhd.......................................  1,927,900   8,851,583
    Press Metal Bhd.....................................    696,500     493,499
    Prestariang Berhad..................................     46,100      30,141
    Protasco Bhd........................................    260,000     106,396
    Public Bank Bhd.....................................  1,304,056   6,933,312
    Puncak Niaga Holding Bhd............................    772,460     576,465
    QL Resources Bhd....................................  1,235,640   1,313,661
    RCE Capital Bhd.....................................    840,450      71,957
    RHB Capital Bhd.....................................  3,954,283  10,048,285
    Rimbunan Sawit Bhd..................................    832,100     205,232
    Salcon Bhd..........................................    986,300     191,654
   *Sapurakencana Petroleum Bhd.........................  6,920,888   8,227,165
    Sarawak Oil Palms Bhd...............................    402,160     691,728
    Sarawak Plantation Bhd..............................     18,900      15,154

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Scientex BHD........................................     26,764 $    43,632
    Scomi Energy Services Bhd...........................    889,100     210,341
   *Scomi Group Bhd.....................................  7,569,600     909,633
    SEG International BHD...............................    268,000     129,650
    Selangor Dredging Bhd...............................    366,400     113,885
    Selangor Properties Bhd.............................     63,100      78,803
    Shangri-La Hotels Malaysia Bhd......................    364,600     781,993
    Shell Refining Co. Federation of Malaya Bhd.........    233,300     597,180
    SHL Consolidated BHD................................    202,800     115,690
    Sime Darby Bhd......................................  4,545,524  13,284,648
    SP Setia Bhd........................................  1,381,900   1,422,741
    Star Publications Malaysia Bhd......................    940,400     782,911
    Subur Tiasa Holdings Bhd............................    118,860      70,888
    Sunway Bhd..........................................  3,782,493   3,840,693
    Supermax Corp. Bhd..................................  3,260,850   2,081,315
    Suria Capital Holdings Bhd..........................    229,350     127,904
    Syarikat Takaful Malaysia Bhd.......................    187,600     445,627
   *Symphony Life Bhd...................................    273,745      97,074
    Ta Ann Holdings Bhd.................................    585,486     694,068
    TA Enterprise Bhd...................................  4,896,000     981,416
    TA Global Bhd.......................................  1,600,240     142,998
    TAN Chong Motor Holdings BHD........................  1,159,800   2,387,750
    Tasek Corp. Bhd.....................................     38,700     190,383
    TDM BHD.............................................  4,065,600   1,066,095
   *Tebrau Teguh Bhd....................................  2,084,900     847,678
    Telekom Malaysia Bhd................................  2,323,300   3,774,862
    Tenaga Nasional Bhd.................................  5,404,981  14,817,067
   *TH Heavy Engineering Bhd............................  3,559,834     893,504
    TH Plantations Bhd..................................  1,175,640     665,971
    Three-A Resources BHD...............................    168,300      54,441
   *Time dotCom Bhd.....................................  1,420,660   1,635,433
    Top Glove Corp. Bhd.................................  1,663,780   3,020,611
    Tradewinds Corp. Bhd................................    802,600     269,854
    TRC Synergy Bhd.....................................    384,192      70,936
   *Trinity Corp. Bhd...................................    700,000      11,830
    TSH Resources Bhd...................................  1,190,100     829,231
    Uchi Technologies Bhd...............................    937,500     372,160
    UEM Land Holdings Bhd...............................  6,068,145   5,008,659
    UMW Holdings Bhd....................................  1,537,906   6,575,734
    Unico-Desa Plantations Bhd..........................  1,109,893     362,492
    Unisem M Bhd........................................  2,935,020     814,013
    United Malacca Bhd..................................    197,950     452,060
    United Plantations BHD..............................    152,800   1,227,646
    UOA Development Bhd.................................  1,057,400     792,241
    VS Industry Bhd.....................................    167,208      64,356
    Wah Seong Corp. Bhd.................................  1,411,739     831,673
    WCT Holdings Bhd....................................  3,613,685   2,738,915
    Wing Tai Malaysia BHD...............................    378,400     294,263
    WTK Holdings BHD....................................  2,122,950     784,127
    Yinson Holdings BHD.................................    275,200     415,516
    YNH Property Bhd....................................  1,184,499     682,660
    YTL Corp. Bhd....................................... 20,734,320  10,666,491
    YTL E-Solutions BHD.................................    747,100     155,153

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
MALAYSIA -- (Continued)
   *YTL Land & Development BHD........................    949,200 $    312,849
    YTL Power International Bhd.......................  7,649,454    3,819,407
   *Zelan Bhd.........................................    162,600       14,043
    Zhulian Corp. Bhd.................................    545,866      548,762
                                                                  ------------
TOTAL MALAYSIA........................................             499,495,746
                                                                  ------------
MEXICO -- (5.2%)
    Alfa S.A.B. de C.V. Class A....................... 12,816,889   32,662,484
    Alpek S.A. de C.V.................................     43,169       98,013
   #Alsea S.A.B. de C.V...............................  1,682,859    4,654,864
   #America Movil S.A.B. de C.V. Series L.............  9,168,887    9,626,335
   #America Movil S.A.B. de C.V. Series L ADR.........  2,487,518   52,188,127
    Arca Continental S.A.B. de C.V....................  1,805,216   13,517,125
  #*Axtel S.A.B. de C.V...............................  4,848,545    1,658,855
   #Banregio Grupo Financiero S.A.B. de C.V...........    225,023    1,361,651
  #*Bio Pappel S.A.B. de C.V..........................    105,594      215,772
   #Bolsa Mexicana de Valores S.A.B. de C.V...........  2,028,906    5,446,845
   *Cemex S.A.B. de C.V...............................  2,561,672    2,952,208
  #*Cemex S.A.B. de C.V. Sponsored ADR................  5,310,219   61,120,621
    Cia Minera Autlan S.A.B. de C.V. Series B.........    415,942      237,723
    Coca-Cola Femsa S.A.B. de C.V. Series L...........     49,992      704,512
   #Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......     83,982   11,858,258
    Compartamos S.A.B. de C.V.........................  2,050,744    3,708,848
   *Consorcio ARA S.A.B. de C.V. Series *.............  5,323,562    2,004,763
    Controladora Comercial Mexicana S.A.B. de C.V.....  3,375,168   14,322,218
    Corp. Actinver S.A.B. de C.V......................      4,400        4,513
  #*Corp. GEO S.A.B. de C.V. Series B.................  3,284,556      457,733
  #*Corp. Interamericana de Entretenimiento S.A.B.
     de C.V. Class B..................................    222,600      151,273
    Corp. Moctezuma S.A.B. de C.V. Series *...........    392,200    1,225,169
  #*Desarrolladora Homex S.A.B. de C.V................  1,208,349      356,656
  #*Desarrolladora Homex S.A.B. de C.V. ADR...........     89,264      154,427
   *Dine S.A.B. de C.V................................      7,300        2,758
   #El Puerto de Liverpool S.A.B. de C.V..............    406,928    4,708,453
  #*Empresas ICA S.A.B. de C.V........................  2,816,477    5,913,990
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR.........    361,145    3,037,229
  #*Financiera Independencia S.A.B. de C.V............    246,788       96,221
    Fomento Economico Mexicano S.A.B. de C.V..........     59,800      595,484
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR...................................    501,823   49,926,370
  #*Genomma Lab Internacional S.A.B. de C.V. Class B..  3,196,021    7,491,642
  #*Gruma S.A.B. de C.V. Class B......................  1,668,797    8,839,976
   *Gruma S.A.B. de C.V. Sponsored ADR................      6,300      132,930
  #*Grupo Aeromexico S.A.B. de C.V....................     66,215       86,989
   #Grupo Aeroportuario del Centro Norte S.A.B. de
     C.V..............................................    685,412    2,353,618
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR........................................        100        2,753
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR.............................................    141,462    7,388,560
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.........................................    676,675    3,532,574
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR.............................................     46,385    5,494,767
   #Grupo Aeroportuario del Sureste S.A.B. de C.V.
     Class B..........................................    819,781    9,723,577
   #Grupo Bimbo S.A.B. de C.V. Series A...............  4,250,104   14,301,499
    Grupo Carso S.A.B. de C.V. Series A1..............  1,935,029    9,648,822
   *Grupo Cementos de Chihuahua S.A.B. de C.V.........    211,154      677,465
   #Grupo Comercial Chedraui S.A. de C.V..............  1,603,748    5,200,700
    Grupo Elektra S.A.B. de C.V.......................        813       29,564

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
MEXICO -- (Continued)
   *Grupo Famsa S.A.B. de C.V. Class A................  1,890,990 $  3,562,054
    Grupo Financiero Banorte S.A.B. de C.V............  8,193,529   51,684,456
    Grupo Financiero Inbursa S.A.B. de C.V............  6,139,430   14,357,501
    Grupo Gigante S.A.B. de C.V. Series *.............     41,000       79,607
   #Grupo Herdez S.A.B. de C.V. Series *..............    618,570    1,986,068
    Grupo Industrial Maseca S.A.B. de C.V. Class B....     60,400       99,305
    Grupo Industrial Saltillo S.A.B. de C.V...........     72,099      149,304
   *Grupo KUO S.A.B. de C.V. Series B.................    239,960      507,246
   *Grupo Mexicano de Desarrollo S.A.B. de C.V........     13,000        7,633
    Grupo Mexico S.A.B. de C.V. Series B.............. 11,994,841   36,821,962
  #*Grupo Pochteca S.A.B. de C.V......................    376,611      615,657
   *Grupo Simec S.A.B. de C.V. Series B...............    681,963    2,689,356
   *Grupo Simec S.A.B. de C.V. Sponsored ADR..........      6,406       76,424
   *Grupo Sports World S.A.B. de C.V..................    113,269      162,373
   #Grupo Televisa S.A.B. Series CPO..................  1,290,944    6,973,842
   #Grupo Televisa S.A.B. Sponsored ADR...............  1,809,418   49,035,228
   *Impulsora del Desarrollo y El Empleo en America
     Latina S.A.B. de C.V.............................  2,016,455    4,518,286
    Industrias Bachoco S.A.B. de C.V. ADR.............      8,359      335,781
    Industrias Bachoco S.A.B. de C.V. Series B........     62,445      209,001
  #*Industrias CH S.A.B. de C.V. Series B.............  1,078,183    6,911,716
   #Industrias Penoles S.A.B. de C.V..................    274,950    8,629,031
   *Inmuebles Carso S.A.B. de C.V.....................  2,196,725    1,988,150
   #Kimberly-Clark de Mexico S.A.B. de C.V. Class A...  3,771,903   12,432,492
   #Megacable Holdings S.A.B. de C.V..................    201,849      598,779
   #Mexichem S.A.B. de C.V............................  3,414,069   15,877,215
  #*Minera Frisco S.A.B. de C.V.......................  1,010,100    2,215,099
  #*OHL Mexico S.A.B. de C.V..........................  1,697,701    4,477,935
    Organizacion Soriana S.A.B. de C.V. Class B.......  3,190,167   10,664,902
  #*Promotora y Operadora de Infraestructura S.A.B.
     de C.V...........................................    795,450    8,348,247
   #Qualitas Controladora S.A.B. de C.V...............    169,259      463,805
    TV Azteca S.A.B. de C.V...........................  4,170,193    1,975,273
  #*Urbi Desarrollos Urbanos S.A.B. de C.V............  1,795,501      223,511
   *Vitro S.A.B. de C.V. Series A.....................    193,764      393,664
   #Wal-Mart de Mexico S.A.B. de C.V. Series V........  6,764,032   18,508,381
                                                                  ------------
TOTAL MEXICO..........................................             627,454,218
                                                                  ------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR........................      3,326       42,207
    Cia de Minas Buenaventura SA ADR..................    157,651    2,254,409
    Credicorp, Ltd....................................    116,425   13,830,126
                                                                  ------------
TOTAL PERU............................................              16,126,742
                                                                  ------------
PHILIPPINES -- (1.5%)
    A Soriano Corp....................................    818,000      133,600
    Aboitiz Equity Ventures, Inc......................  3,928,120    4,549,492
    Aboitiz Power Corp................................  4,088,500    3,290,268
    Alliance Global Group, Inc........................ 24,695,294   14,939,845
    Alsons Consolidated Resources, Inc................    770,000       23,994
    Atlas Consolidated Mining & Development...........  2,931,100      971,643
    Ayala Corp........................................    494,155    6,869,899
    Ayala Land, Inc...................................  9,009,620    6,233,832
    Bank of the Philippine Islands....................  2,699,383    5,848,322

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
PHILIPPINES -- (Continued)
    BDO Unibank, Inc...................................   4,560,769 $ 8,504,496
   *Belle Corp.........................................  16,518,500   1,956,538
    Cebu Air, Inc......................................   1,166,910   1,688,686
    Cebu Holdings, Inc.................................   2,065,000     279,802
    China Banking Corp.................................     556,930     792,447
    COL Financial Group, Inc...........................     133,700      57,083
   *Cyber Bay Corp.....................................   3,846,000      53,130
    DMCI Holdings, Inc.................................   3,336,360   4,086,563
    EEI Corp...........................................   1,488,100     444,719
   *Empire East Land Holdings, Inc.....................  22,778,000     497,935
    Energy Development Corp............................  30,776,900   4,279,524
    Filinvest Development Corp.........................      89,300      10,231
    Filinvest Land, Inc................................  80,724,687   3,305,590
    First Gen Corp.....................................   5,572,000   2,360,792
    First Philippine Holdings Corp.....................   1,297,120   2,568,616
   *Global-Estate Resorts, Inc.........................   9,334,000     360,640
    Globe Telecom, Inc.................................     128,830   4,841,742
    International Container Terminal Services, Inc.....   2,683,682   5,663,452
    JG Summit Holdings, Inc............................     953,000     921,653
    Jollibee Foods Corp................................   1,018,377   3,634,458
    Lafarge Republic, Inc..............................   2,514,060     604,177
    Leisure & Resorts World Corp.......................     302,100      56,066
   *Lepanto Consolidated Mining........................  23,321,207     343,698
    Lopez Holdings Corp................................  10,918,800   1,276,036
    Manila Electric Co.................................     339,600   2,240,599
    Manila Water Co., Inc..............................   3,278,000   2,456,067
    Megawide Construction Corp.........................     522,471     198,234
    Megaworld Corp.....................................  71,864,600   5,354,470
    Metro Pacific Corp. Series A.......................     225,000          --
    Metro Pacific Investments Corp.....................  36,310,500   4,513,159
    Metropolitan Bank & Trust..........................   2,585,822   6,321,965
    Pepsi-Cola Products Philippines, Inc...............   6,028,591     815,970
    Philex Mining Corp.................................     770,250     192,585
   *Philex Petroleum Corp..............................      75,900      22,713
    Philippine Long Distance Telephone Co..............      17,110   1,195,091
    Philippine Long Distance Telephone Co. Sponsored
      ADR..............................................      51,538   3,632,398
   *Philippine National Bank...........................   1,346,170   2,518,033
    Philippine Stock Exchange, Inc.....................      69,170     621,546
    Philodrill Corp.................................... 249,900,000     235,895
    Philtown Properties, Inc...........................      16,675         591
    Philweb Corp.......................................   1,745,540     594,828
    Phoenix Petroleum Philippines, Inc.................     986,570     126,051
    RFM Corp...........................................   5,354,400     603,993
    Rizal Commercial Banking Corp......................   1,553,395   1,916,912
    Robinsons Land Corp................................   9,344,650   4,897,621
    San Miguel Corp....................................   1,371,190   2,715,057
    San Miguel Pure Foods Co., Inc.....................       1,850      10,177
    Security Bank Corp.................................   1,089,882   3,613,585
    Semirara Mining Corp...............................     317,840   1,821,168
    Shang Properties, Inc..............................     174,286      13,590
    SM Development Corp................................  10,249,062   1,921,461
    SM Investments Corp................................     605,637  13,246,443
    SM Prime Holdings, Inc.............................  16,251,433   6,566,571

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
PHILIPPINES -- (Continued)
    Trans-Asia Oil & Energy Development...............  9,851,000 $    566,921
    Union Bank Of Philippines.........................    841,410    2,596,027
    Universal Robina Corp.............................  2,988,800    8,553,568
    Vista Land & Lifescapes, Inc...................... 23,139,700    3,061,334
                                                                  ------------
TOTAL PHILIPPINES.....................................             174,593,592
                                                                  ------------
POLAND -- (1.5%)
    Action SA.........................................          8           93
   *Agora SA..........................................    189,633      464,254
   *Alchemia SA.......................................    157,717      245,103
  #*AmRest Holdings SE................................     36,358      995,972
    Apator SA.........................................     25,137      235,291
    Asseco Poland SA..................................    390,211    5,563,925
    Atende SA.........................................     10,335        4,228
    ATM SA............................................     24,831       88,690
    Bank Handlowy w Warszawie SA......................    126,628    3,813,733
   *Bank Millennium SA................................  1,779,524    3,453,452
   #Bank Pekao SA.....................................    244,576   12,554,229
   *Bioton SA.........................................  8,698,900      108,866
   *Boryszew SA....................................... 10,458,892    1,500,924
   #BRE Bank SA.......................................     50,272    6,751,151
    Budimex SA........................................     27,732      830,174
    CCC SA............................................     26,302      772,468
   *CD Projekt Red SA.................................    320,462    1,072,237
   *Ciech SA..........................................    185,633    1,447,703
   *Cinema City International NV......................     31,245      293,240
   *City Interactive SA...............................     20,357      101,085
   *Colian SA.........................................     52,481       38,324
    ComArch SA........................................      7,881      202,054
   *Cyfrowy Polsat SA.................................    206,270    1,370,005
    Dom Development SA................................      9,946      118,189
    Elektrobudowa SA..................................      2,716      111,270
    Emperia Holding SA................................     38,527      779,598
    Enea SA...........................................    325,473    1,376,197
    Eurocash SA.......................................    175,165    3,256,206
    Fabryki Mebli Forte SA............................     23,150      179,929
   *Famur SA..........................................     86,073      146,909
   *Farmacol SA.......................................     36,461      545,697
    Firma Oponiarska Debica SA........................     10,995      224,387
    Getin Holding SA..................................  1,392,115    1,370,134
  #*Getin Noble Bank SA...............................  2,402,764    1,539,200
    Grupa Azoty SA....................................    102,312    2,084,714
    Grupa Kety SA.....................................     21,036      975,817
   *Grupa Lotos SA....................................    397,926    4,104,033
   *Hawe SA...........................................    256,581      212,296
   *Impexmetal SA.....................................    295,293      221,506
   *ING Bank Slaski SA................................     94,516    2,936,044
    Inter Cars SA.....................................      1,283       58,892
   #Jastrzebska Spolka Weglowa SA.....................    112,188    2,344,580
  #*Kernel Holding SA.................................    199,480    3,113,540
    KGHM Polska Miedz SA..............................    484,074   16,773,976
    Koelner SA........................................     14,359       45,076
    Kopex SA..........................................    132,668      428,677

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
POLAND -- (Continued)
   *KRUK SA...........................................      3,742 $     76,331
   *LC Corp. SA.......................................    526,753      294,240
    LPP SA............................................      1,175    2,569,786
   *Lubelski Wegiel Bogdanka SA.......................    130,095    4,284,171
   *MCI Management SA.................................    107,622      277,721
   *Mercor SA.........................................      2,734       12,868
   *Mostostal Warszawa SA.............................      1,496        2,240
  #*Netia SA..........................................  1,193,014    1,698,794
    Neuca SA..........................................      1,309       72,431
    Orbis SA..........................................     64,672      698,736
    Pelion SA.........................................     26,341      672,528
   *Petrolinvest SA...................................    745,656       98,325
   *Pfleiderer Grajewo SA.............................     60,652      351,346
    PGE SA............................................  2,942,693   13,915,001
   *Polimex-Mostostal SA..............................  2,510,058      125,765
   *Polnord SA........................................     54,137       93,093
   *Polski Koncern Miesny Duda SA.....................    373,841       84,817
   #Polski Koncern Naftowy Orlen SA...................  1,406,141   19,088,505
    Polskie Gornictwo Naftowe i Gazownictwo SA........  3,609,436    6,996,380
    Powszechna Kasa Oszczednosci Bank Polski SA.......  1,569,854   18,272,346
    Powszechny Zaklad Ubezpieczen SA..................     73,040   10,368,590
   *PZ Cormay SA......................................     66,507      244,165
   *Rafako SA.........................................    172,296      257,781
   *Rovese SA.........................................  1,077,418      649,681
   *Stalexport Autostrady SA..........................    209,801      110,391
   *Stalprodukt SA....................................      4,961      249,683
   *Sygnity SA........................................     57,819      360,459
    Synthos SA........................................  1,414,467    1,944,389
    Tauron Polska Energia SA..........................  1,760,134    2,419,228
    Telekomunikacja Polska SA.........................  1,536,714    3,638,070
    TVN SA............................................    451,920    1,523,908
    Warsaw Stock Exchange.............................     62,713      720,507
    Zaklady Chemiczne Police SA.......................     17,834      141,081
                                                                  ------------
TOTAL POLAND..........................................             177,167,425
                                                                  ------------
RUSSIA -- (2.9%)
   *Etalon Group, Ltd. GDR............................    472,690    1,888,613
    Eurasia Drilling Co., Ltd. GDR....................    264,490   10,415,240
   *Federal Hydrogenerating Co. JSC ADR...............  4,477,859    7,589,971
   *Gazprom OAO Sponsored ADR......................... 15,348,874  118,609,867
    Globaltrans Investment P.L.C. GDR.................    187,758    2,623,727
   *Integra Group Holdings GDR........................    205,096       50,865
    Lukoil OAO Sponsored ADR..........................    897,216   52,795,147
    Magnitogorsk Iron & Steel Works GDR...............    416,409    1,281,159
    Mail.ru Group, Ltd. GDR...........................    109,154    3,488,227
  #*Mechel Sponsored ADR..............................    819,638    2,327,772
    MMC Norilsk Nickel OJSC ADR.......................    655,164    8,761,017
    Novolipetsk Steel OJSC GDR........................    229,953    3,333,890
    Novorossiysk Commercial Sea Port PJSC GDR.........    147,582      991,416
    O'Key Group SA GDR................................     61,657      796,838
    Phosagro OAO GDR..................................     21,032      197,801
   *PIK Group GDR.....................................    470,266    1,020,122
    Rosneft OAO GDR...................................  2,208,488   15,603,478

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
RUSSIA -- (Continued)
    Rostelecom OJSC Sponsored ADR.......................   109,573 $  2,225,862
    Sberbank of Russia Sponsored ADR.................... 4,666,564   53,570,727
    Severstal OAO GDR...................................   634,794    4,771,482
  #*Tatneft OAO Sponsored ADR...........................   621,291   22,835,010
    TMK OAO GDR.........................................   120,705    1,629,032
    Uralkali OJSC GDR...................................   338,793    7,338,714
    VimpelCom, Ltd. Sponsored ADR....................... 1,225,676   12,269,017
   *VTB Bank OJSC GDR (46630Q202).......................     9,793       27,675
   *VTB Bank OJSC GDR (B1W7FX909)....................... 2,799,541    7,863,454
   *X5 Retail Group NV GDR..............................   268,038    4,462,502
                                                                   ------------
TOTAL RUSSIA............................................            348,768,625
                                                                   ------------
SOUTH AFRICA -- (6.6%)
   #ABSA Group, Ltd.....................................   859,515   12,417,225
    Acucap Properties, Ltd..............................   156,239      698,846
    Adcock Ingram Holdings, Ltd.........................   649,823    4,453,055
    Adcorp Holdings, Ltd................................   199,235      640,225
    Advtech, Ltd........................................   920,812      630,858
    Aeci, Ltd...........................................   661,926    7,809,103
    Afgri, Ltd.......................................... 1,131,093      550,979
   #African Bank Investments, Ltd....................... 2,692,879    3,968,796
   #African Oxygen, Ltd.................................   430,414      864,912
    African Rainbow Minerals, Ltd.......................   540,967    8,890,352
    Allied Electronics Corp., Ltd.......................   118,970      230,301
   *Allied Technologies, Ltd............................   136,808      651,693
   *Anglo American Platinum, Ltd........................   168,086    5,946,654
    AngloGold Ashanti, Ltd..............................     6,997       91,811
   #AngloGold Ashanti, Ltd. Sponsored ADR...............   898,176   11,828,978
   *ArcelorMittal South Africa, Ltd.....................   625,889    2,111,186
    Argent Industrial, Ltd..............................   146,462       84,989
    Aspen Pharmacare Holdings, Ltd......................   756,803   16,774,620
    Assore, Ltd.........................................    83,643    2,820,459
   #Astral Foods, Ltd...................................   193,774    1,821,356
    Aveng, Ltd.......................................... 2,560,068    7,601,253
    AVI, Ltd............................................ 1,221,472    7,118,645
    Barloworld, Ltd..................................... 1,330,691   11,031,701
    Basil Read Holdings, Ltd............................   143,266      108,939
    Bell Equipment, Ltd.................................   121,325      276,097
    Bidvest Group, Ltd..................................   921,485   22,763,171
    Blue Label Telecoms, Ltd............................ 1,220,187    1,015,226
   *Brait SE............................................   713,331    3,025,076
    Business Connexion Group, Ltd.......................   418,906      230,318
   #Capitec Bank Holdings, Ltd..........................   179,545    3,281,128
    Cashbuild, Ltd......................................   105,596    1,356,361
    Caxton and CTP Publishers and Printers, Ltd.........   364,067      647,564
    City Lodge Hotels, Ltd..............................   137,244    1,805,283
   #Clicks Group, Ltd...................................   912,285    5,296,591
    Clover Industries, Ltd..............................    36,410       60,948
   *Consolidated Infrastructure Group, Ltd..............    24,980       50,404
    Coronation Fund Managers, Ltd.......................   871,962    5,798,868
    Datacentrix Holdings, Ltd...........................   127,775       51,693
    DataTec, Ltd........................................   860,639    4,928,179
    Delta EMD, Ltd......................................    28,740       19,268

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
   *Digicore Holdings, Ltd...............................     4,742 $       874
    Discovery, Ltd.......................................   914,736   8,256,429
    Distell Group, Ltd...................................    96,572   1,210,475
   *Distribution and Warehousing Network, Ltd............   162,578     127,288
   #DRDGOLD, Ltd......................................... 1,995,157   1,083,946
    DRDGOLD, Ltd. Sponsored ADR..........................     4,569      24,764
    ElementOne, Ltd......................................    90,000      80,987
    EOH Holdings, Ltd....................................   397,205   2,379,747
    Eqstra Holdings, Ltd.................................   493,443     341,176
   *Evraz Highveld Steel and Vanadium, Ltd...............    35,483      58,769
   #Exxaro Resources, Ltd................................   486,434   7,497,832
    Famous Brands, Ltd...................................   158,287   1,565,269
    FirstRand, Ltd....................................... 8,085,281  24,254,066
    Foschini Group, Ltd. (The)...........................   485,962   4,945,983
   *Gijima Group, Ltd....................................    52,021       5,878
    Gold Fields, Ltd.....................................    64,532     386,670
   #Gold Fields, Ltd. Sponsored ADR...................... 2,840,008  17,125,248
    Grindrod, Ltd........................................ 2,462,056   5,713,674
    Group Five, Ltd......................................   440,294   1,763,480
    Growthpoint Properties, Ltd.......................... 2,399,761   6,046,317
    Harmony Gold Mining Co., Ltd.........................   249,393     941,435
   #Harmony Gold Mining Co., Ltd. Sponsored ADR.......... 1,412,386   5,437,686
    Holdsport, Ltd.......................................    30,657     140,918
    Hudaco Industries, Ltd...............................   180,207   1,682,996
   *Hulamin, Ltd.........................................   327,664     156,528
    Iliad Africa, Ltd....................................   329,671     142,436
    Illovo Sugar, Ltd.................................... 1,182,748   3,912,876
    Impala Platinum Holdings, Ltd........................ 1,773,815  17,422,775
    Imperial Holdings, Ltd...............................   812,100  16,926,774
    Investec, Ltd........................................ 1,080,613   7,241,140
   #JD Group, Ltd........................................   752,496   2,310,406
    JSE, Ltd.............................................   436,123   3,574,731
    Kagiso Media, Ltd....................................    40,059      98,811
    KAP Industrial Holdings, Ltd.........................   308,543     100,383
   #Kumba Iron Ore, Ltd..................................    97,446   4,315,135
    Lewis Group, Ltd.....................................   500,058   2,950,825
   #Liberty Holdings, Ltd................................   506,515   6,277,698
    Life Healthcare Group Holdings, Ltd.................. 2,415,791   8,802,924
    Massmart Holdings, Ltd...............................   280,045   4,741,933
    Mediclinic International, Ltd........................   855,171   5,963,574
   *Merafe Resources, Ltd................................ 4,218,724     274,556
    Metair Investments, Ltd..............................   707,486   2,570,455
    Metrofile Holdings, Ltd..............................       877         420
    MMI Holdings, Ltd.................................... 5,092,663  11,076,958
    Mondi, Ltd...........................................   445,612   6,587,390
    Mpact, Ltd...........................................   432,815   1,130,672
    Mr Price Group, Ltd..................................   567,923   7,403,231
    MTN Group, Ltd....................................... 2,960,123  55,418,297
   *Murray & Roberts Holdings, Ltd....................... 2,412,996   5,794,616
   *Mvelaserve, Ltd......................................   168,447     142,983
    Nampak, Ltd.......................................... 2,748,786   8,892,528
    Naspers, Ltd. Class N................................   631,382  52,803,747
    Nedbank Group, Ltd...................................   883,962  15,917,783

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
    Netcare, Ltd......................................... 2,959,523 $ 7,031,429
   *Northam Platinum, Ltd................................ 1,358,136   4,981,257
    Nu-World Holdings, Ltd...............................    23,372      37,911
    Oceana Group, Ltd....................................    85,538     836,081
    Octodec Investments, Ltd.............................     5,586      11,568
    Omnia Holdings, Ltd..................................   382,711   6,830,582
   *Palabora Mining Co., Ltd.............................   110,131   1,281,253
    Peregrine Holdings, Ltd..............................   461,210     535,511
    Petmin, Ltd..........................................   145,238      29,472
   #Pick n Pay Stores, Ltd...............................   840,497   3,215,354
    Pinnacle Technology Holdings, Ltd....................   778,385   2,005,080
    Pioneer Foods, Ltd...................................   317,342   2,582,801
    PPC, Ltd............................................. 1,729,235   5,055,858
    PSG Group, Ltd.......................................   547,257   3,550,890
    Rainbow Chicken, Ltd.................................   144,968     248,836
    Raubex Group, Ltd....................................   242,013     543,285
    Redefine Properties International, Ltd...............    76,069      52,425
    Resilient Property Income Fund, Ltd..................   757,638   3,971,617
    Reunert, Ltd.........................................   784,277   5,314,774
   *Royal Bafokeng Platinum, Ltd.........................    55,060     282,597
    Sanlam, Ltd.......................................... 6,357,653  30,553,107
    Santam, Ltd..........................................   111,704   2,096,964
   *Sappi, Ltd........................................... 3,162,061   8,438,192
   *Sappi, Ltd. Sponsored ADR............................   399,244   1,077,959
    Sasol, Ltd...........................................   626,905  28,802,839
    Sasol, Ltd. Sponsored ADR............................   801,121  36,939,689
   *Sentula Mining, Ltd.................................. 1,636,473     110,004
    Shoprite Holdings, Ltd...............................   702,165  11,873,422
   *Sibanye Gold, Ltd....................................    64,532      50,096
  #*Sibanye Gold, Ltd. Sponsored ADR.....................   710,002   2,208,106
    Spar Group, Ltd. (The)...............................   503,864   5,852,877
    Spur Corp., Ltd......................................   335,367   1,034,610
    Standard Bank Group, Ltd............................. 3,024,622  33,820,859
    Stefanutti Stocks Holdings, Ltd......................   160,398     146,887
  #*Steinhoff International Holdings, Ltd................ 4,942,760  13,087,033
    Sun International, Ltd...............................   374,487   3,711,257
   *Super Group, Ltd..................................... 1,928,056   4,567,937
   *Telkom SA SOC, Ltd...................................   946,734   1,855,254
   *Telkom SA SOC, Ltd. Sponsored ADR....................    24,334     188,832
    Tiger Brands, Ltd....................................   393,451  12,235,819
   *Times Media Group, Ltd...............................    74,593     144,817
    Tongaat Hulett, Ltd..................................   541,558   6,933,115
   *Trans Hex Group, Ltd.................................    30,377       9,986
    Trencor, Ltd.........................................   534,087   3,565,785
    Truworths International, Ltd......................... 1,059,575   8,969,603
    Tsogo Sun Holdings, Ltd..............................   666,654   1,764,980
    Value Group, Ltd.....................................    95,008      55,625
   *Village Main Reef, Ltd...............................   719,512      26,420
    Vodacom Group, Ltd...................................   461,487   5,447,636
    Vukile Property Fund, Ltd............................   312,239     505,305
   *Wesizwe..............................................   431,713      21,051
    Wilson Bayly Holmes-Ovcon, Ltd.......................   360,070   5,686,998
    Woolworths Holdings, Ltd............................. 1,334,638   9,104,536

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                         -------- ------------
SOUTH AFRICA -- (Continued)
    Zeder Investments, Ltd..............................  352,139 $    142,153
                                                                  ------------
TOTAL SOUTH AFRICA......................................           793,205,937
                                                                  ------------
SOUTH KOREA -- (14.1%)
  #*3S Korea Co., Ltd...................................  152,484      836,885
  #*Actoz Soft Co., Ltd.................................   16,187      882,031
  #*Advanced Nano Products Co., Ltd.....................   17,791      280,077
   *Advanced Process Systems Corp.......................   64,345      601,241
   #Aekyung Petrochemical Co., Ltd......................    5,521      304,405
   #AfreecaTV Co., Ltd..................................   28,499      311,750
   #Agabang&Company.....................................  101,331      565,501
   #Ahnlab, Inc.........................................   12,691      582,768
    AK Holdings, Inc....................................   10,775      385,265
  #*Aminologics Co., Ltd................................  167,857      344,916
   #Amorepacific Corp...................................    7,202    6,074,651
    AMOREPACIFIC Group..................................   10,804    3,733,422
   #Anapass, Inc........................................   33,561      428,272
   #Asia Cement Co., Ltd................................   11,741      800,891
   #Asia Paper Manufacturing Co., Ltd...................   23,400      402,103
   *Asiana Airlines, Inc................................  488,540    2,087,125
   #AtlasBX Co., Ltd....................................   33,431    1,246,560
   *AUK Corp............................................  162,680      385,078
   #Autech Corp.........................................   45,140      329,771
  #*Avaco Co., Ltd......................................   40,816      204,018
   #Baiksan Co., Ltd....................................   50,980      283,400
  #*Basic House Co., Ltd. (The).........................   33,820      556,516
  #*BH Co., Ltd.........................................   39,504      406,094
   #BHI Co., Ltd........................................   15,468      258,575
  #*BI EMT Co., Ltd.....................................   26,767      126,040
   #Binggrae Co., Ltd...................................   18,616    1,747,956
   #Bioland, Ltd........................................   15,514      197,465
   #Biospace Co., Ltd...................................   33,151      240,944
    Bookook Securities Co., Ltd.........................    5,240       70,967
  #*Boryung Medience Co., Ltd...........................   18,586      145,721
   #Boryung Pharmaceutical Co., Ltd.....................   19,770      649,243
   *Bosung Power Technology Co., Ltd....................  115,748      189,806
    BS Financial Group, Inc.............................  797,460   11,383,134
    Bukwang Pharmaceutical Co., Ltd.....................   55,458      680,904
    Busan City Gas Co., Ltd.............................   32,330      827,751
    BYC Co., Ltd........................................      190       33,712
    Byucksan Corp.......................................   86,110      142,116
  #*CammSys Corp........................................  110,938      276,668
   #Capro Corp..........................................  124,400      878,957
  #*Celltrion Pharm, Inc................................   55,013      885,842
   #Celltrion, Inc......................................  105,826    6,148,094
  #*Chabio & Diostech Co., Ltd..........................  107,511      998,915
  #*Charm Engineering Co., Ltd..........................   77,090      162,910
    Cheil Industries, Inc...............................  169,344   13,391,239
   *Cheil Worldwide, Inc................................  203,210    4,656,989
   #Chemtronics Co., Ltd................................   23,491      502,326
  #*Chin Hung International, Inc........................  165,477      340,047
   *China Great Star International, Ltd.................  254,540      342,875
  #*China Ocean Resources Co., Ltd......................  335,140      779,638

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           -------- -----------
SOUTH KOREA -- (Continued)
  #*Choa Pharmaceutical Co................................   82,345 $   278,760
   #Chokwang Paint, Ltd...................................   24,620     103,943
    Chong Kun Dang Pharm Corp.............................   39,384   2,464,478
   #Choong Ang Vaccine Laboratory.........................    5,456      59,178
    Chosun Refractories Co., Ltd..........................    2,127     145,549
    CJ CGV Co., Ltd.......................................   35,185   1,504,345
   #CJ CheilJedang Corp...................................   30,386   7,663,390
    CJ Corp...............................................   62,221   6,338,244
   *CJ E&M Corp...........................................   89,805   3,074,727
  #*CJ Korea Express Co., Ltd.............................   29,115   2,547,948
    CJ O Shopping Co., Ltd................................    5,157   1,678,876
  #*CJ Seafood Corp.......................................   46,990     109,555
    CKD Bio Corp..........................................   21,010     251,422
  #*CNK International Co., Ltd............................  137,923     695,082
  #*Com2uSCorp............................................   19,946     628,051
   #Cosmax, Inc...........................................   30,180   1,281,602
  #*CosmoAM&T Co., Ltd....................................   18,360     109,460
  #*Cosmochemical Co., Ltd................................   46,890     475,613
    Coway Co., Ltd........................................  119,900   6,392,605
   #Credu Corp............................................    7,828     305,724
    Crown Confectionery Co., Ltd..........................    2,637     613,384
  #*CrucialTec Co., Ltd...................................   65,421     821,050
   *CS Corp/Republic of South Korea.......................      158         536
  #*CTC BIO, Inc..........................................   26,048     667,973
  #*D.I Corp..............................................   97,080     872,649
   #D.ID Corp.............................................   42,436     216,721
    Dae Dong Industrial Co., Ltd..........................   59,810     349,120
    Dae Han Flour Mills Co., Ltd..........................    4,670     654,650
    Dae Hyun Co., Ltd.....................................    4,970      11,595
   #Dae Won Kang Up Co., Ltd..............................  106,380     680,496
  #*Dae Young Packaging Co., Ltd..........................  350,890     304,581
   #Dae-Il Corp...........................................   44,560     199,236
  #*Daea TI Co., Ltd......................................  192,718     256,642
   #Daechang Co., Ltd.....................................  291,720     286,679
   #Daeduck Electronics Co................................  148,910   1,245,165
   #Daeduck GDS Co., Ltd..................................  114,600   1,919,004
    Daegu Department Store................................   36,860     537,773
  #*Daehan New Pharm Co., Ltd.............................   26,958     141,725
   #Daehan Steel Co., Ltd.................................   52,770     319,290
   #Daehwa Pharmaceutical Co., Ltd........................   37,069     213,531
    Daekyo Co., Ltd.......................................   76,070     501,513
  #*Daekyung Machinery & Engineering Co., Ltd.............  184,410     288,720
    Daelim Industrial Co., Ltd............................  127,941  10,112,493
    Daelim Trading Co., Ltd...............................    3,405      12,114
    Daesang Corp..........................................   84,727   2,658,820
    Daesang Holdings Co., Ltd.............................   69,320     481,008
    Daesung Holdings Co., Ltd.............................   19,560     156,740
   #Daewon Pharmaceutical Co., Ltd........................   48,334     560,224
    Daewon San Up Co., Ltd................................    8,916      62,325
  #*Daewoo Engineering & Construction Co., Ltd............  381,325   2,616,960
    Daewoo International Corp.............................  132,397   4,526,048
    Daewoo Securities Co., Ltd............................  765,617   6,779,802
   #Daewoo Shipbuilding & Marine Engineering Co., Ltd.....  429,780  11,325,877

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           -------- -----------
SOUTH KOREA -- (Continued)
    Daewoong Co., Ltd.....................................    5,223 $   138,102
    Daewoong Pharmaceutical Co., Ltd......................   20,110   1,322,902
   *Dahaam E-Tec Co., Ltd.................................    1,420      22,752
    Daishin Securities Co., Ltd...........................  210,620   1,670,893
  #*Danal Co., Ltd........................................   53,176     499,694
    Daou Data Corp........................................   43,833     225,076
   #Daou Technology, Inc..................................  149,630   2,216,560
  #*Dasan Networks, Inc...................................   54,367     313,337
    Daum Communications Corp..............................   33,259   2,594,694
   #Dayou Automotive Seat Technology Co., Ltd.............  230,815     232,221
   #DCM Corp..............................................   16,370     160,931
  #*Deutsch Motors, Inc...................................   19,333      85,961
    DGB Financial Group, Inc..............................  708,717  10,618,354
    Digital Chosun Co., Ltd...............................   20,134      36,102
   #Digital Power Communications Co., Ltd.................   30,360      95,930
  #*Digitech Systems Co., Ltd.............................   69,781     497,600
  #*DIO Corp..............................................   44,232     360,794
    Dong Ah Tire & Rubber Co., Ltd........................   14,820     274,401
  #*Dong Yang Gang Chul Co., Ltd..........................  132,560     294,750
    Dong-A Socio Holdings Co., Ltd........................   10,239   1,329,520
   *Dong-A ST Co., Ltd....................................   16,556   2,092,669
   #Dong-Ah Geological Engineering Co., Ltd...............   30,030     263,831
    Dong-Il Corp..........................................    4,466     212,600
   #Dongaone Co., Ltd.....................................  116,500     313,063
    Dongbang Agro Co......................................    4,840      27,653
   #Dongbang Transport Logistics Co., Ltd.................   78,710     198,928
    Dongbu CNI Co., Ltd...................................   15,260      78,630
  #*Dongbu Corp...........................................   35,650     119,491
  #*Dongbu HiTek Co., Ltd.................................  139,318     901,742
    Dongbu Insurance Co., Ltd.............................  158,775   6,722,738
    Dongbu Securities Co., Ltd............................  113,561     392,088
  #*Dongbu Steel Co., Ltd.................................  122,655     313,156
   #Dongil Industries Co., Ltd............................    4,838     228,805
   #Dongjin Semichem Co., Ltd.............................  108,685     388,661
  #*Dongkook Industrial Co., Ltd..........................   88,440     266,739
    DongKook Pharmaceutical Co., Ltd......................   13,811     500,583
   #Dongkuk Steel Mill Co., Ltd...........................  205,640   2,258,714
   #DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd............  132,251     452,721
    Dongsung Chemical Co., Ltd............................    7,530     191,607
   #Dongsung Holdings Co., Ltd............................   79,760     388,976
   #Dongsung Pharmaceutical Co., Ltd......................   69,570     279,915
   #Dongwha Pharm Co., Ltd................................   91,745     571,629
    Dongwon F&B Co., Ltd..................................    6,337     752,780
    Dongwon Industries Co., Ltd...........................    4,216   1,294,989
   *Dongwon Systems Corp..................................   15,467      99,104
    Dongyang Mechatronics Corp............................  113,969   1,070,241
   #Doosan Corp...........................................   33,575   4,255,031
  #*Doosan Engine Co., Ltd................................   89,850     647,313
   *Doosan Engineering & Construction Co., Ltd............  149,506     345,013
    Doosan Heavy Industries & Construction Co., Ltd.......  211,881   8,691,629
  #*Doosan Infracore Co., Ltd.............................  378,520   4,155,063
   #Dragonfly GF Co., Ltd.................................   25,290     297,308
    DRB Holding Co., Ltd..................................   25,061     175,108

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    DRB Industrial Co., Ltd..............................    25,089 $   187,540
  #*Duksan Hi-Metal Co., Ltd.............................    38,006     805,933
   #DuzonBIzon Co., Ltd..................................    68,950     692,739
   #e-LITECOM Co., Ltd...................................    36,060     529,308
    E-Mart Co., Ltd......................................    70,199  13,211,126
   #E1 Corp..............................................    11,100     748,023
   *Eagon Industries Co., Ltd............................    13,070     137,912
   #Easy Bio, Inc........................................   172,451     736,199
  #*Ecopro Co., Ltd......................................    57,703     549,489
   #EG Corp..............................................    26,132     553,954
  #*ELK Corp.............................................    40,693     392,764
    EMKOREA Co., Ltd.....................................    50,741     330,543
   #ENF Technology Co., Ltd..............................    37,075     338,151
   #Eo Technics Co., Ltd.................................    11,735     456,906
   #Estechpharma Co., Ltd................................    26,276     273,616
  #*ESTsoft Corp.........................................    10,003     233,591
    Eugene Corp..........................................   200,134     552,581
   *Eugene Investment & Securities Co., Ltd..............   234,675     470,524
    Eugene Technology Co., Ltd...........................    44,128     865,870
    Fila Korea, Ltd......................................    39,090   2,334,843
    Fine Technix Co., Ltd................................    22,817      48,412
  #*Finetex EnE, Inc.....................................   100,221     260,968
   #Firstec Co., Ltd.....................................   166,326     276,655
  #*Flexcom, Inc.........................................    28,130     323,306
  #*Foosung Co., Ltd.....................................   170,523     707,935
   #Fursys, Inc..........................................    10,916     280,004
  #*GameHi Co., Ltd......................................    59,800     387,676
   *Gamevil, Inc.........................................    14,401   1,020,941
   #Gaon Cable Co., Ltd..................................    12,422     221,518
  #*GemVax & Kael Co., Ltd...............................    49,884     953,299
   *Genexine Co., Ltd....................................     2,719      40,590
  #*Genic Co., Ltd.......................................    13,210     281,125
    GIIR, Inc............................................    16,730     122,577
    Global & Yuasa Battery Co., Ltd......................    24,999   1,253,285
  #*GNCO Co., Ltd........................................   185,661     338,663
   *Golden Bridge Investment & Securities Co., Ltd.......    22,743      17,187
   #Golfzon Co., Ltd.....................................    39,636     814,456
    Grand Korea Leisure Co., Ltd.........................    87,970   2,504,909
   *Green Cross Cell Corp................................    13,659     471,017
   #Green Cross Corp.....................................    18,105   2,111,199
    Green Cross Holdings Corp............................    99,660   1,289,913
   *Green Non-Life Insurance Co., Ltd....................    14,915          --
   #GS Engineering & Construction Corp...................   194,248   5,265,762
   #GS Global Corp.......................................    58,531     474,243
   #GS Holdings..........................................   241,284  11,848,913
    GS Home Shopping, Inc................................     3,487     770,644
    Gwangju Shinsegae Co., Ltd...........................     2,914     668,437
   #Haesung Industrial Co., Ltd..........................    10,021     354,449
   #Halla Engineering & Construction Corp................    83,464     436,366
   #Halla Visteon Climate Control Corp...................   103,750   3,074,900
   #Han Kuk Carbon Co., Ltd..............................   138,400     996,311
    Hana Financial Group, Inc............................ 1,071,129  34,304,226
  #*Hanall Biopharma Co., Ltd............................    92,470     556,421

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
SOUTH KOREA -- (Continued)
    Handok Pharmaceuticals Co., Ltd......................    25,400 $  359,508
    Handsome Co., Ltd....................................    69,514  1,716,684
    Hanil Cement Co., Ltd................................    18,961    961,191
    Hanil E-Wha Co., Ltd.................................   101,330  1,300,207
  #*Hanjin Heavy Industries & Construction Co., Ltd......   251,555  2,772,059
    Hanjin Heavy Industries & Construction Holdings
      Co., Ltd...........................................    59,995    393,842
  #*Hanjin P&C Co., Ltd..................................   106,545    166,190
  #*Hanjin Shipping Co., Ltd.............................   489,234  3,511,428
  #*Hanjin Shipping Holdings Co., Ltd....................    54,454    226,061
   #Hanjin Transportation Co., Ltd.......................    43,750    895,483
   #Hankook Shell Oil Co., Ltd...........................     2,458    843,720
    Hankook Tire Co., Ltd................................   141,074  7,546,291
   #Hankook Tire Worldwide Co., Ltd......................    32,246    733,752
   *Hankuk Glass Industries, Inc.........................     3,770     57,710
    Hankuk Paper Manufacturing Co., Ltd..................    15,900    334,597
   *Hanmi Pharm Co., Ltd.................................    22,221  3,324,684
  #*Hanmi Science Co., Ltd...............................    73,198  1,042,981
    Hanmi Semiconductor Co., Ltd.........................    48,770    546,504
   #Hansae Co., Ltd......................................    16,029    240,914
   #Hansae Yes24 Holdings Co., Ltd.......................    60,957    299,805
    Hanshin Construction.................................     1,850     23,234
   #Hansol Chemical Co., Ltd.............................    47,490  1,088,521
    Hansol CSN...........................................   176,540    568,817
  #*Hansol HomeDeco Co., Ltd.............................   258,822    288,882
    Hansol Paper Co......................................   197,340  2,143,257
  #*Hansol Technics Co., Ltd.............................    72,264  1,250,080
   #Hanssem Co., Ltd.....................................    31,400  1,057,247
   #Hanwha Chemical Corp.................................   402,092  6,722,425
    Hanwha Corp..........................................   206,692  5,651,222
   *Hanwha General Insurance Co., Ltd....................    76,584    314,944
   *Hanwha Investment & Securities Co., Ltd..............   272,391    871,086
    Hanwha Life Insurance Co., Ltd.......................   669,550  4,012,469
    Hanwha Timeworld Co., Ltd............................     8,040    257,685
    Hanyang Securities Co., Ltd..........................    18,020    102,543
   #Heung-A Shipping Co., Ltd............................   383,248    693,029
   *Heungkuk Fire & Marine Insurance Co., Ltd............    24,279    106,906
    High Tech Pharm Co., Ltd.............................    20,815    255,417
   #Hite Jinro Co., Ltd..................................   130,165  3,184,216
   #Hitejinro Holdings Co., Ltd..........................    32,194    370,692
    HMC Investment Securities Co., Ltd...................    81,390    814,409
   #Hotel Shilla Co., Ltd................................    94,889  5,616,959
    HS R&A Co., Ltd......................................    11,450    129,516
   #Huchems Fine Chemical Corp...........................    77,115  1,363,380
    Humax Co., Ltd.......................................     7,744     90,569
  #*Hunus, Inc...........................................    46,904    134,297
    Huons Co., Ltd.......................................    24,280    601,822
    Husteel Co., Ltd.....................................    18,620    363,690
   #Huvitz Co., Ltd......................................     7,273    125,388
    Hwa Shin Co., Ltd....................................    80,520  1,031,934
    Hwacheon Machine Tool Co., Ltd.......................     4,272    194,087
   #Hy-Lok Corp..........................................    38,506    820,316
    Hyosung Corp.........................................   127,296  7,633,517
  #*Hyundai BNG Steel Co., Ltd...........................    46,060    647,797

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
SOUTH KOREA -- (Continued)
   #Hyundai Corp........................................    53,610 $ 1,089,084
    Hyundai Department Store Co., Ltd...................    56,244   8,079,820
   #Hyundai Development Co..............................   322,269   5,716,077
   *Hyundai Elevator Co., Ltd...........................    22,362   1,203,237
    Hyundai Engineering & Construction Co., Ltd.........   188,389   9,916,059
   #Hyundai Engineering Plastics Co., Ltd...............    76,660     536,590
   #Hyundai Glovis Co., Ltd.............................    20,093   3,461,651
    Hyundai Greenfood Co., Ltd..........................   193,770   3,059,982
   #Hyundai Heavy Industries Co., Ltd...................    89,500  16,706,700
    Hyundai Home Shopping Network Corp..................    17,726   2,673,576
    Hyundai Hy Communications & Networks Co., Ltd.......   112,160     556,765
   #Hyundai Hysco Co., Ltd..............................   142,840   5,010,790
    Hyundai Marine & Fire Insurance Co., Ltd............   235,490   6,460,790
  #*Hyundai Merchant Marine Co., Ltd....................   205,288   2,929,432
   #Hyundai Mipo Dockyard...............................    25,099   2,966,258
   #Hyundai Mobis.......................................   133,138  32,455,459
    Hyundai Motor Co....................................   344,450  71,223,117
    Hyundai Securities Co., Ltd.........................   614,503   3,402,010
   #Hyundai Steel Co....................................   235,714  14,352,034
    Hyundai Wia Corp....................................    44,990   6,566,049
   #Hyunjin Materials Co., Ltd..........................    70,175     330,817
  #*ICD Co., Ltd........................................    49,851     653,626
  #*IHQ, Inc............................................   100,930     224,505
   #Il Dong Pharmaceutical Co., Ltd.....................    41,350     373,436
   #Iljin Display Co., Ltd..............................    58,790     806,579
   #Iljin Electric Co., Ltd.............................    78,874     258,754
  #*Iljin Materials Co., Ltd............................    60,430     848,904
    Ilshin Spinning Co., Ltd............................     5,177     550,803
    Ilsung Pharmaceuticals Co., Ltd.....................     3,008     215,034
    Ilyang Pharmaceutical Co., Ltd......................    33,482     878,930
   #IM Co., Ltd.........................................    58,093     314,294
   #iMarketKorea, Inc...................................    56,730   1,291,959
   #iMBC Co., Ltd.......................................    34,087     136,688
    Industrial Bank of Korea............................   644,690   6,536,993
  #*Infinitt Healthcare Co., Ltd........................    34,827     269,038
  #*Infopia Co., Ltd....................................    36,965     609,784
  #*Infraware, Inc......................................    49,053     691,831
  #*InkTec Co., Ltd.....................................    25,285     690,471
    Innochips Technology, Inc...........................    13,257     184,048
   #InnoWireless, Inc...................................    22,924     259,981
  #*Innox Corp..........................................    21,456     517,259
  #*Interflex Co., Ltd..................................    25,597     983,445
    Intergis Co., Ltd...................................     6,800      43,119
   #Interojo Co., Ltd...................................    11,512     153,419
   #Interpark Corp......................................   139,168   1,099,232
    INTOPS Co., Ltd.....................................    32,279     678,155
   #Inzi Controls Co., Ltd..............................    44,490     214,052
    INZI Display Co., Ltd...............................   124,958     249,021
  #*IS Dongseo Co., Ltd.................................    49,570     621,845
   #ISU Chemical Co., Ltd...............................    55,700     827,194
   #IsuPetasys Co., Ltd.................................   119,600     723,054
    Jahwa Electronics Co., Ltd..........................    52,750     977,120
   *JB Financial Group Co., Ltd.........................   295,127   1,737,628

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
SOUTH KOREA -- (Continued)
   #JCEntertainment Corp................................    22,367 $   332,646
   #Jeil Pharmaceutical Co..............................    32,320     389,956
    Jeil Savings Bank...................................     3,200          85
   #Jinsung T.E.C.......................................    44,792     245,168
    JNK Heaters Co., Ltd................................     4,807      40,352
  #*Joymax Co., Ltd.....................................    15,619     578,666
  #*Jusung Engineering Co., Ltd.........................    41,873     247,772
  #*JVM Co., Ltd........................................    15,006     768,131
   #JW Holdings Co., Ltd................................   147,622     382,269
    JW Pharmaceutical Corp..............................    41,116     644,069
  #*JYP Entertainment Corp..............................    69,357     333,810
    Kangwon Land, Inc...................................   166,590   4,240,321
    KB Financial Group, Inc.............................   527,260  16,677,849
    KB Financial Group, Inc. ADR........................   464,299  14,681,134
    KC Cottrell Co., Ltd................................    23,085     255,983
   #KC Green Holdings Co., Ltd..........................    63,780     672,516
   #KC Tech Co., Ltd....................................   107,916     496,271
    KCC Corp............................................    19,339   6,002,241
    KCC Engineering & Construction Co., Ltd.............       228       4,633
    KCO Energy, Inc.....................................        70          --
   #KCP Co., Ltd........................................    22,114     277,631
  #*Keangnam Enterprises, Ltd...........................    40,855     211,862
   *KEC Corp............................................    20,247       2,361
    KEPCO Engineering & Construction Co., Inc...........    22,547   1,452,315
   #KEPCO Plant Service & Engineering Co., Ltd..........    29,820   1,451,984
   #Keyang Electric Machinery Co., Ltd..................    77,900     198,220
  #*Keystone Global.....................................    60,355      56,077
   #KG Chemical Corp....................................    24,830     387,974
   #Kginicis Co., Ltd...................................    39,046     606,675
   #KGMobilians Co., Ltd................................    43,631     581,460
  #*KH Vatec Co., Ltd...................................    44,374   1,060,285
    Kia Motors Corp.....................................   584,259  33,081,380
    KISCO Corp..........................................    17,808     427,766
    KISCO Holdings Co., Ltd.............................     2,565      91,274
    Kishin Corp.........................................    42,990     269,299
   #KISWIRE, Ltd........................................    25,022     796,712
    KIWOOM Securities Co., Ltd..........................    45,391   2,298,073
   *KMH Co., Ltd........................................    33,601     312,771
   *KMW Co., Ltd........................................     1,184      28,179
  #*Koentec Co., Ltd....................................   192,793     384,363
   #Koh Young Technology, Inc...........................    27,459     784,719
   #Kolao Holdings......................................    40,146   1,115,174
    Kolon Corp..........................................    34,895     648,525
   *Kolon Global Corp...................................   164,280     570,167
    Kolon Industries, Inc...............................    90,885   4,082,521
   #Kolon Life Science, Inc.............................    10,358     718,491
  #*Komipharm International Co., Ltd....................    97,924     674,457
   #KONA I Co., Ltd.....................................    22,115     718,529
   #Kook Je Electric Korea Co., Ltd.....................    17,745     237,680
   #Korea Aerospace Industries, Ltd.....................    71,680   1,840,498
    Korea Airport Service Co., Ltd......................     4,470      87,969
    Korea Cast Iron Pipe Industries Co., Ltd............     3,750      13,509
  #*Korea Circuit Co., Ltd..............................    54,405     733,611

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
SOUTH KOREA -- (Continued)
    Korea District Heating Corp.........................    12,385 $ 1,030,270
   *Korea Electric Power Corp...........................   161,350   4,118,984
  #*Korea Electric Power Corp. Sponsored ADR............   436,547   5,513,589
    Korea Electric Terminal Co., Ltd....................    26,230     867,352
    Korea Export Packaging Industrial Co., Ltd..........     4,230      96,376
  #*Korea Flange Co., Ltd...............................    16,100     199,949
    Korea Gas Corp......................................    72,828   4,045,210
  #*Korea Info & Comm...................................    36,218     150,570
    Korea Investment Holdings Co., Ltd..................   185,950   6,722,926
   #Korea Kolmar Co., Ltd...............................    37,476     771,795
   #Korea Kolmar Holdings Co., Ltd......................    31,784     320,822
   *Korea Petrochemical Ind Co., Ltd....................    13,839     692,695
   *Korea Real Estate Investment Trust Co...............   479,756     674,121
   #Korea United Pharm, Inc.............................    46,920     593,482
    Korea Zinc Co., Ltd.................................    23,145   5,919,623
   *Korean Air Lines Co., Ltd...........................   154,357   3,874,640
    Korean Reinsurance Co...............................   404,929   4,005,885
   #Kortek Corp.........................................    39,866     585,352
   #KPF.................................................    36,487     257,028
    KPX Chemical Co., Ltd...............................     6,559     428,387
   *KPX Fine Chemical Co., Ltd..........................     3,402      51,554
  #*KSCB Co., Ltd.......................................    14,159     104,498
    KT Corp.............................................     9,140     295,750
   #KT Corp. Sponsored ADR..............................   140,282   2,247,318
   *KT Hitel Co., Ltd...................................    20,831     201,105
    KT Skylife Co., Ltd.................................    54,380   1,540,306
    KT&G Corp...........................................   218,578  14,729,242
   *KTB Investment & Securities Co., Ltd................   250,200     568,652
   #Kukdo Chemical Co., Ltd.............................    17,824     828,344
   #Kumho Electric Co., Ltd.............................    17,168     506,500
  #*Kumho Industrial Co., Ltd...........................    23,097     292,046
   *Kumho Investment Bank...............................     2,460       1,819
   #Kumho Petro chemical Co., Ltd.......................    38,059   3,039,554
   *Kumho Tire Co., Inc.................................   207,462   2,124,433
    Kunsul Chemical Industrial Co., Ltd.................    14,250     305,549
    Kwang Dong Pharmaceutical Co., Ltd..................   173,980   1,316,086
  #*Kwang Myung Electric Engineering Co., Ltd...........   213,320     515,592
  #*Kyeryong Construction Industrial Co., Ltd...........    16,700     121,748
    Kyobo Securities Co.................................    93,840     391,444
    Kyung Dong Navien Co., Ltd..........................    28,390     508,753
   #Kyung-In Synthetic Corp.............................   102,540     358,579
   *Kyungbang, Ltd......................................     2,804     328,756
    Kyungchang Industrial Co., Ltd......................    22,007     189,045
    KyungDong City Gas Co., Ltd.........................     8,805     663,636
    Kyungdong Pharm Co., Ltd............................    25,710     338,742
   #Kyungnam Energy Co., Ltd............................    68,500     380,863
    L&F Co., Ltd........................................    26,811     222,774
  #*LB Semicon, Inc.....................................   140,292     336,862
    LEENO Industrial, Inc...............................    32,813     654,304
    LG Chem, Ltd........................................   101,850  25,545,584
    LG Corp.............................................   347,885  20,218,149
  #*LG Display Co., Ltd.................................   355,060   8,808,702
  #*LG Display Co., Ltd. ADR............................   698,317   8,652,148

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
   #LG Electronics, Inc..................................   381,094 $24,720,635
   #LG Fashion Corp......................................    88,642   2,172,551
    LG Hausys, Ltd.......................................    31,965   3,628,278
   #LG Household & Health Care, Ltd......................    12,853   6,767,767
  #*LG Innotek Co., Ltd..................................    44,248   3,595,133
    LG International Corp................................   144,259   3,944,209
  #*LG Life Sciences, Ltd................................    33,923   1,743,194
   *LG Uplus Corp........................................   943,000  11,500,399
    LIG Insurance Co., Ltd...............................   193,840   4,258,985
   #Livart Furniture Co., Ltd............................    17,980     118,953
   #Lock & Lock Co., Ltd.................................    69,930   1,480,012
  #*Logistics Energy Korea Co., Ltd......................   139,240     254,235
   #Lotte Chemical Corp..................................    58,209   8,797,824
   #Lotte Chilsung Beverage Co., Ltd.....................     3,452   4,522,380
    Lotte Confectionery Co., Ltd.........................     3,149   4,443,382
    Lotte Food Co., Ltd..................................     3,536   1,881,673
   #LOTTE Himart Co., Ltd................................    37,300   2,816,993
   *Lotte Non-Life Insurance Co., Ltd....................   110,290     313,953
    Lotte Shopping Co., Ltd..............................    42,845  13,391,794
  #*Lotte Tour Development Co., Ltd......................    16,780     120,985
    LS Corp..............................................    74,379   4,766,710
   #LS Industrial Systems Co., Ltd.......................    43,311   2,585,772
  #*Lumens Co., Ltd......................................   111,758   1,029,624
    Macquarie Korea Infrastructure Fund.................. 1,186,108   7,191,763
  #*Macrogen, Inc........................................     9,082     301,454
    Maeil Dairy Industry Co., Ltd........................    31,906   1,079,457
   #Mando Corp...........................................    63,887   6,708,103
  #*Medifron DBT Co., Ltd................................    81,261     371,010
  #*Medipost Co., Ltd....................................    23,184   1,377,894
   #Medy-Tox, Inc........................................    11,133   1,162,568
    MegaStudy Co., Ltd...................................    21,606   1,258,146
   #Melfas, Inc..........................................    67,239     813,250
    Meritz Finance Group, Inc............................   156,757     691,086
    Meritz Fire & Marine Insurance Co., Ltd..............   226,611   2,814,625
    Meritz Securities Co., Ltd...........................   943,490   1,293,059
    Mi Chang Oil Industrial Co., Ltd.....................     2,155     154,016
    Mirae Asset Securities Co., Ltd......................   125,081   4,621,023
   *Miwon Chemicals Co., Ltd.............................     1,200      34,277
    Miwon Commercial Co., Ltd............................       456      80,993
   *Miwon Specialty Chemical Co., Ltd....................       988     310,494
   #MK Electron Co., Ltd.................................    78,648     297,409
    MNTech Co., Ltd......................................    84,797     695,897
   #Modetour Network, Inc................................    35,269     899,509
   #Monalisa Co., Ltd....................................    28,400      77,383
    MonAmi Co., Ltd......................................    34,240      83,084
    Moorim P&P Co., Ltd..................................   121,660     613,653
  #*Moorim Paper Co., Ltd................................    61,100     133,128
    Motonic Corp.........................................    49,880     490,645
   #Namhae Chemical Corp.................................   117,250     796,288
  #*Namsun Aluminum Co., Ltd.............................   138,696      60,490
    Namyang Dairy Products Co., Ltd......................     1,115     873,211
   #National Plastic Co..................................    83,760     340,678
   #NCSoft Corp..........................................    34,380   5,209,880

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
SOUTH KOREA -- (Continued)
   *Neowiz Games Corp...................................    66,931 $   952,654
  #*NEOWIZ HOLDINGS Corp................................    29,940     289,002
   *Neowiz Internet Corp................................    16,726     109,175
    NEPES Corp..........................................    53,166     562,798
   #Nexen Corp..........................................    21,396   1,615,052
   #Nexen Tire Corp.....................................   121,690   1,813,937
  #*Nexolon Co., Ltd....................................   368,840     390,568
    NH Investment & Securities Co., Ltd.................   114,018     499,831
    NHN Corp............................................    56,098  14,655,863
    NICE Holdings Co., Ltd..............................    38,780     384,484
    NICE Information Service Co., Ltd...................     4,970      12,800
   #NK Co., Ltd.........................................    86,300     276,361
    Nong Shim Holdings Co., Ltd.........................     8,935     592,407
    NongShim Co., Ltd...................................    14,384   3,333,170
   #OCI Co., Ltd........................................    55,493   8,213,934
   #OCI Materials Co., Ltd..............................    32,495   1,098,465
  #*OPTRON-TEC, Inc.....................................    43,291     520,506
  #*Orientbio, Inc......................................   265,298     168,160
   #Orion Corp/Republic of South Korea..................     7,365   6,687,042
  #*OSANGJAIEL Co., Ltd.................................    24,003     225,301
  #*Osstem Implant Co., Ltd.............................    40,324   1,083,756
  #*Osung LST Co., Ltd..................................    99,271     264,072
    Ottogi Corp.........................................     5,413   1,894,361
    Paik Kwang Industrial Co., Ltd......................    94,868     346,046
  #*PaperCorea, Inc.....................................   337,740     298,005
    Paradise Co., Ltd...................................    68,589   1,377,199
   #Partron Co., Ltd....................................   105,194   1,550,287
  #*Pharmicell Co., Ltd.................................   154,381     595,397
    Poongsan Corp.......................................   108,948   2,452,066
    Poongsan Holdings Corp..............................    17,350     414,462
    POSCO...............................................    28,232   8,108,667
   #POSCO ADR...........................................   473,943  33,972,234
   #POSCO Chemtech Co., Ltd.............................     7,984     932,330
   *POSCO Coated & Color Steel Co., Ltd.................     6,940      88,874
   #Posco ICT Co., Ltd..................................   117,449   1,005,518
   #Posco M-Tech Co., Ltd...............................    75,778     585,405
  #*Power Logics Co., Ltd...............................    97,233     530,100
  #*PSK, Inc............................................    38,941     201,515
    Pulmuone Holdings Co., Ltd..........................     6,402     336,059
    Pyeong Hwa Automotive Co., Ltd......................    54,743     939,492
  #*Redrover Co., Ltd...................................    66,836     408,157
   #RFsemi Technologies, Inc............................    20,093     232,206
  #*Rocket Electric Co., Ltd............................   114,930     146,174
   #S&T Corp............................................     8,318     143,217
   #S&T Dynamics Co., Ltd...............................   121,036   1,438,595
    S&T Holdings Co., Ltd...............................    28,657     457,495
    S&T Motiv Co., Ltd..................................    44,540   1,106,864
  #*S&T Motors Co., Ltd.................................   360,460     149,999
    S-1 Corp............................................    45,985   2,844,803
   #S-Energy Co., Ltd...................................    33,491     388,886
   #S-MAC Co., Ltd......................................    52,092     544,751
   #S-Oil Corp..........................................   101,423   6,813,856
    Saeron Automotive Corp..............................     3,180      23,867

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                         -------- ------------
SOUTH KOREA -- (Continued)
   *Sajo Industries Co., Ltd............................    9,875 $    358,393
   *Sajodaerim Corp.....................................    1,400       14,609
   #Sam Young Electronics Co., Ltd......................   52,430      419,536
   #Sam Yung Trading Co., Ltd...........................   53,574    1,002,853
   *Sambu Construction Co., Ltd.........................    1,421        7,963
    Samchully Co., Ltd..................................   11,480    1,280,912
   #Samho Development Co., Ltd..........................   16,464       39,107
   #SAMHWA Paints Industrial Co., Ltd...................    9,550       51,952
  #*Samick Musical Instruments Co., Ltd.................  283,360      485,282
    Samick THK Co., Ltd.................................   27,940      177,511
    Samjin Pharmaceutical Co., Ltd......................   51,035      724,398
   #Samkwang Glass......................................   14,864      813,112
   #Samlip General Foods Co., Ltd.......................   12,050      461,158
    Samsung C&T Corp....................................  478,605   23,668,101
    Samsung Card Co., Ltd...............................   43,208    1,451,531
    Samsung Climate Control Co., Ltd....................    4,190       28,565
   #Samsung Electro-Mechanics Co., Ltd..................  134,720    9,689,242
    Samsung Electronics Co., Ltd........................  193,970  221,031,971
   #Samsung Engineering Co., Ltd........................   67,263    4,703,818
   #Samsung Fine Chemicals Co., Ltd.....................   85,171    3,618,768
    Samsung Fire & Marine Insurance Co., Ltd............  104,596   22,325,321
    Samsung Heavy Industries Co., Ltd...................  487,550   17,317,274
    Samsung Life Insurance Co., Ltd.....................  131,568   12,582,981
    Samsung SDI Co., Ltd................................  158,177   22,918,044
    Samsung Securities Co., Ltd.........................  220,231    9,017,400
    Samsung Techwin Co., Ltd............................   97,200    6,087,945
    Samwha Capacitor Co., Ltd...........................   11,760       72,640
  #*Samyang Foods Co., Ltd..............................   15,230      295,351
    Samyang Genex Co., Ltd..............................    1,871      145,900
    Samyang Holdings Corp...............................   20,392    1,552,284
    Samyang Tongsang Co., Ltd...........................      720       16,403
   #Samyoung Chemical Co., Ltd..........................  141,220      367,656
   #Sangbo Corp.........................................   50,896      676,840
  #*Sapphire Technology Co., Ltd........................   17,642      560,859
   #Satrec Initiative Co., Ltd..........................    9,732      181,315
    SAVEZONE I&C Corp...................................   54,000      184,088
    SBS Contents Hub Co., Ltd...........................   13,490      169,817
   #SBS Media Holdings Co., Ltd.........................  205,410      926,512
  #*SBW.................................................  311,730      250,447
    Seah Besteel Corp...................................   71,170    2,006,202
    SeAH Holdings Corp..................................    3,201      327,302
   #SeAH Steel Corp.....................................   11,853    1,139,490
    Sebang Co., Ltd.....................................   47,640      828,653
  #*Seegene, Inc........................................   15,609      764,924
   #Sejong Industrial Co., Ltd..........................   43,290      636,018
    Sempio Foods Co.....................................   11,951      265,953
  #*Seobu T&D...........................................   25,718      465,805
   #Seohan Co., Ltd.....................................  374,116      360,820
  #*Seohee Construction Co., Ltd........................  658,294      447,284
   *Seong An Co., Ltd...................................  150,840      110,553
   #Seoul Semiconductor Co., Ltd........................   22,911      759,053
    Seowon Co., Ltd.....................................   55,740      107,164
    Seshin Co., Ltd.....................................    2,000           --

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
  #*Sewon Cellontech Co., Ltd............................   123,454 $   371,219
   #SEWOONMEDICAL Co., Ltd...............................    64,943     183,722
    SFA Engineering Corp.................................     8,227     415,729
  #*SG Corp..............................................   557,040     437,010
  #*SH Energy & Chemical Co., Ltd........................   365,590     330,399
   #Shin Poong Pharmaceutical Co., Ltd...................   124,398     658,019
  #*Shine Co., Ltd.......................................    34,294     314,670
    Shinhan Financial Group Co., Ltd.....................   587,965  21,432,585
    Shinhan Financial Group Co., Ltd. ADR................   387,122  14,118,339
  #*Shinil Industrial Co., Ltd...........................   123,260     139,809
    Shinsegae Co., Ltd...................................    37,736   7,342,898
    Shinsegae Information & Communication Co., Ltd.......     3,064     215,116
   #Shinsegae International Co., Ltd.....................     9,444     667,151
  #*Shinsung Solar Energy Co., Ltd.......................   263,873     320,929
   #Shinsung Tongsang Co., Ltd...........................   296,190     323,902
  #*Shinwon Corp.........................................    69,550      76,755
    Shinyoung Securities Co., Ltd........................    11,600     382,884
  #*Signetics Corp.......................................   141,884     363,035
   #SIGONG TECH Co., Ltd.................................    58,961     195,981
   #Silicon Works Co., Ltd...............................    43,705     846,778
   #Silla Co., Ltd.......................................    33,484     861,959
   #Simm Tech Co., Ltd...................................   115,072     836,932
   #SIMPAC, Inc..........................................    73,570     467,843
    Sindoh Co., Ltd......................................     8,629     499,311
   #SJM Co., Ltd.........................................    38,124     403,138
   *SK Broadband Co., Ltd................................   583,571   2,778,311
    SK C&C Co., Ltd......................................    50,441   4,555,215
   #SK Chemicals Co., Ltd................................    71,435   2,720,601
  #*SK Communications Co., Ltd...........................    79,626     446,570
    SK Gas Co., Ltd......................................    18,833   1,263,631
    SK Holdings Co., Ltd.................................    98,915  15,538,881
  #*SK Hynix, Inc........................................   715,371  17,305,347
    SK Innovation Co., Ltd...............................   183,936  24,869,938
    SK Networks Co., Ltd.................................   673,962   3,895,336
   *SK Securities Co., Ltd............................... 1,325,240   1,071,259
    SK Telecom Co., Ltd..................................     9,434   1,848,412
   #SK Telecom Co., Ltd. ADR.............................   170,500   3,681,095
   #SKC Co., Ltd.........................................   105,050   2,727,775
   #SL Corp..............................................    64,190     950,699
  #*SM Culture & Contents Co., Ltd.......................   113,333     330,454
  #*SM Entertainment Co..................................    35,633   1,197,099
   *Solco Biomedical Co., Ltd............................   276,795     203,776
   #Songwon Industrial Co., Ltd..........................    73,950     861,416
  #*Sonokong Co., Ltd....................................    58,186     143,289
   #Soosan Heavy Industries Co., Ltd.....................    11,350      13,936
   *Ssangyong Cement Industrial Co., Ltd.................   104,807     600,452
    Steel Flower Co., Ltd................................    18,742     108,715
   #STX Corp. Co., Ltd...................................   185,538     547,143
  #*STX Engine Co., Ltd..................................   110,220     674,708
  #*STX Offshore & Shipbuilding Co., Ltd.................   336,686   1,631,008
  #*STX Pan Ocean Co., Ltd...............................   577,310   1,233,958
   #Suheung Capsule Co., Ltd.............................    31,130     914,870
    Sun Kwang Co., Ltd...................................     8,392     137,855

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
  #*Sung Jin Geotec Co., Ltd..............................  58,940 $  522,134
  #*Sungchang Enterprise Holdings, Ltd....................  22,640    429,789
   *Sungshin Cement Co., Ltd..............................  55,920    270,198
    Sungwoo Hitech Co., Ltd...............................  65,866    876,165
   #Sunjin Co., Ltd.......................................  21,377    336,063
  #*Suprema, Inc..........................................  35,689    783,658
  #*Synopex, Inc.......................................... 219,326    454,558
    Tae Kyung Industrial Co., Ltd.........................  59,210    241,027
    Taekwang Industrial Co., Ltd..........................   1,991  1,906,045
  #*Taesan LCD Co., Ltd...................................  52,784    238,381
  #*Taewoong Co., Ltd.....................................  42,550    851,235
    Taeyoung Engineering & Construction Co., Ltd.......... 190,440  1,055,306
  #*Taihan Electric Wire Co., Ltd......................... 465,434  1,093,918
   #Tailim Packaging Industrial Co., Ltd.................. 146,790    336,688
    TCC Steel.............................................  40,848    139,559
    Telcoware Co., Ltd....................................     431      3,684
  #*Tera Resource Co., Ltd................................ 791,455    335,343
  #*Tera Semicon Co., Ltd.................................  12,742    177,484
  #*Theall Medi Bio.......................................  55,770    179,627
  #*Theragen Etex Co., Ltd................................  38,805    277,707
  #*TK Chemical Corp...................................... 203,842    310,366
   #Tong Yang Moolsan Co., Ltd............................  20,210    204,413
    Tongyang Life Insurance............................... 188,370  1,910,324
    TONGYANG Securities, Inc.............................. 193,093    612,684
  #*Tongyang, Inc......................................... 270,618    255,957
   *Top Engineering Co., Ltd..............................  31,343    146,216
  #*Toptec Co., Ltd.......................................  27,133    454,853
    Tovis Co., Ltd........................................  40,284    342,858
  #*Trais Co., Ltd........................................  52,841    141,143
    TS Corp...............................................  16,840    490,990
  #*UBCare Co., Ltd.......................................  40,068    109,395
  #*Ubivelox, Inc.........................................   9,924    211,208
   #UI Display Co., Ltd...................................  20,641    191,890
    Uju Electronics Co., Ltd..............................  26,014    558,800
   #Unid Co., Ltd.........................................  16,813    759,840
    Union Steel...........................................   9,090     97,036
  #*Uniquest Corp.........................................  20,570    278,989
  #*Unison Co., Ltd.......................................  75,108    326,466
   #Value Added Technologies Co., Ltd.....................   8,076     98,061
  #*VGX International, Inc................................ 104,335    137,605
    Vieworks Co., Ltd.....................................  25,514    401,770
   #Visang Education, Inc.................................  26,256    355,983
  #*Webzen, Inc...........................................  32,041    240,600
  #*WeMade Entertainment Co., Ltd.........................  12,122    597,299
   #Whanin Pharmaceutical Co., Ltd........................  41,410    464,551
  #*WillBes & Co. (The)................................... 246,890    274,684
  #*WiSoL Co., Ltd........................................  36,548    421,394
   *Wonik IPS Co., Ltd....................................   9,619     61,965
  #*Woongjin Chemical Co., Ltd............................ 105,816    955,558
  #*Woongjin Energy Co., Ltd.............................. 261,630    569,396
   *Woongjin Holdings Co., Ltd............................   6,427     20,325
  #*Woongjin Thinkbig Co., Ltd............................  74,548    478,502
   #Wooree ETI Co., Ltd................................... 137,887    502,388

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
    Woori Finance Holdings Co., Ltd..................  1,411,110 $   14,120,554
    Woori Finance Holdings Co., Ltd. ADR.............      1,818         54,558
    Woori Financial Co., Ltd.........................     49,816        944,747
    Woori Investment & Securities Co., Ltd...........    687,625      7,156,986
  #*Wooridul Life Sciences, Ltd......................    245,120        116,454
   #WooSung Feed Co., Ltd............................     85,910        223,948
   #Y G-1 Co., Ltd...................................     60,534        710,396
   *Yedangcompany Co., Ltd...........................    271,674        154,527
    YESCO Co., Ltd...................................     12,670        430,585
   #YG Entertainment, Inc............................     14,310        722,981
   #Yoosung Enterprise Co., Ltd......................     44,521        186,997
   #YooSung T&S Co., Ltd.............................     60,732        109,548
    Youlchon Chemical Co., Ltd.......................     56,010        662,590
   #Young Heung Iron & Steel Co., Ltd................     57,420        126,111
    Young Poong Corp.................................      2,442      3,355,423
    Young Poong Precision Corp.......................     47,487        437,468
    Youngone Corp....................................     67,250      2,081,425
   #Youngone Holdings Co., Ltd.......................     20,970      1,212,857
    Yuhan Corp.......................................     30,599      5,737,955
    YuHwa Securities Co., Ltd........................      4,830         51,527
  #*Yungjin Pharmaceutical Co., Ltd..................    327,963        529,658
                                                                 --------------
TOTAL SOUTH KOREA....................................             1,697,726,373
                                                                 --------------
TAIWAN -- (13.6%)
   #A-DATA Technology Co., Ltd.......................  1,057,000      1,973,276
    Ability Enterprise Co., Ltd......................  2,049,893      1,646,736
    AcBel Polytech, Inc..............................  1,678,468      1,484,194
    Accton Technology Corp...........................  2,589,369      1,497,093
   #Ace Pillar Co., Ltd..............................    259,617        222,866
  #*Acer, Inc........................................ 12,664,127      9,350,646
    ACES Electronic Co., Ltd.........................    398,000        337,227
    ACHEM TECHNOLOGY Corp............................    878,629        451,305
   #Acme Electronics Corp............................    456,186        633,203
   #Acter Co., Ltd...................................    167,000        674,529
  #*Action Electronics Co., Ltd......................    920,977        198,153
    Actron Technology Corp...........................    226,200        866,378
   #Adlink Technology, Inc...........................    402,295        601,417
   #Advanced Ceramic X Corp..........................    189,000        630,035
    Advanced Connectek, Inc..........................    174,000         46,057
    Advanced International Multitech Co., Ltd........    582,000        628,622
    Advanced Semiconductor Engineering, Inc.......... 13,640,750     11,183,457
   #Advanced Semiconductor Engineering, Inc. ADR.....    823,972      3,304,128
   #Advancetek Enterprise Co., Ltd...................    607,896        755,294
    Advantech Co., Ltd...............................    544,440      2,631,986
  #*AGV Products Corp................................  2,514,407        838,102
   #AimCore Technology Co., Ltd......................    216,422        385,261
   #Airtac International Group.......................    212,490      1,201,422
   #Alcor Micro Corp.................................    387,000        370,766
   #ALI Corp.........................................  1,525,000      1,451,403
   #Allis Electric Co., Ltd..........................    329,000         98,981
    Alltop Technology Co., Ltd.......................     85,000         82,127
   #Alpha Networks, Inc..............................  1,838,000      1,080,209
    Altek Corp.......................................  1,943,085      1,047,559

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   #Ambassador Hotel (The)..............................  1,418,000 $ 1,319,976
   #AMPOC Far-East Co., Ltd.............................    469,567     390,483
   #AmTRAN Technology Co., Ltd..........................  4,458,944   3,124,786
   #Anpec Electronics Corp..............................    604,000     457,344
    Apacer Technology, Inc..............................    551,000     572,144
   #APCB, Inc...........................................    700,000     496,831
   #Apex Biotechnology Corp.............................    372,625     906,154
   #Apex International Co., Ltd.........................    272,000     371,611
   #Apex Medical Corp...................................    332,463     375,922
   #Apex Science & Engineering..........................    284,849     160,341
    Arcadyan Technology Corp............................    405,000     514,226
    Ardentec Corp.......................................  2,015,987   1,292,112
   #Arima Communications Corp...........................  1,077,153     431,492
   #Asia Cement Corp....................................  6,558,878   8,221,707
   *Asia Optical Co., Inc...............................  1,224,000   1,343,436
   #Asia Plastic Recycling Holding, Ltd.................    289,056     764,391
   #Asia Polymer Corp...................................  1,610,200   1,250,002
    Asia Vital Components Co., Ltd......................  1,548,864     779,085
   #ASROCK, Inc.........................................    150,000     537,926
   #Asustek Computer, Inc...............................  2,200,861  19,194,374
    Aten International Co., Ltd.........................    354,715     654,360
   *AU Optronics Corp................................... 18,432,497   6,639,214
  #*AU Optronics Corp. Sponsored ADR....................  1,500,152   5,460,553
   #Audix Corp..........................................    527,969     506,732
   #AURAS Technology Co., Ltd...........................    107,000      71,605
   #Aurora Corp.........................................    391,226     767,710
    AV Tech Corp........................................    173,000     513,563
   #Avermedia Technologies..............................  1,046,037     446,755
   *Avision, Inc........................................    904,263     242,915
   #AVY Precision Technology, Inc.......................    251,000     416,339
   #Awea Mechantronic Co., Ltd..........................    176,774     184,832
   *Bank of Kaohsiung...................................  2,192,039     709,764
    Basso Industry Corp.................................    621,427     606,167
   *BenQ Materials Corp.................................    691,000     437,099
   #BES Engineering Corp................................  7,603,050   2,114,510
    Bin Chuan Enterprise Co., Ltd.......................    248,616     225,488
  #*Bionet Corp.........................................    194,000     302,387
    Biostar Microtech International Corp................    861,712     322,688
   #Boardtek Electronics Corp...........................    760,000     834,255
  #*Bright Led Electronics Corp.........................    657,180     298,063
    C Sun Manufacturing, Ltd............................    722,740     498,720
   *Cameo Communications, Inc...........................  1,198,116     381,284
   #Capella Microsystems Taiwan, Inc....................    147,234     736,373
   #Capital Securities Corp.............................  9,792,210   3,265,510
   #Career Technology MFG. Co., Ltd.....................  1,449,000   1,382,690
   #Carnival Industrial Corp............................  1,889,000     568,254
   #Catcher Technology Co., Ltd.........................  1,698,872   7,346,599
    Cathay Chemical Works...............................     35,000      17,383
   #Cathay Financial Holding Co., Ltd................... 15,935,425  23,152,302
    Cathay Real Estate Development Co., Ltd.............  4,409,000   3,152,653
   #Celxpert Energy Corp................................    108,000      62,458
  #*Center Laboratories, Inc............................    385,000     582,710
    Central Reinsurance Co., Ltd........................    554,774     241,559

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
   #ChainQui Construction Development Co., Ltd.........    401,464 $   308,062
   *Chaintech Technology Corp..........................    133,409     190,445
   *Champion Building Materials Co., Ltd...............  1,781,390     597,343
   *Chang Ho Fibre Corp................................     49,000      16,008
    Chang Hwa Commercial Bank.......................... 17,269,616   9,899,859
   #Chang Wah Electromaterials, Inc....................    182,599     529,478
    Channel Well Technology Co., Ltd...................    308,000     121,476
    Charoen Pokphand Enterprise........................    897,000     457,877
    Chaun-Choung Technology Corp.......................    316,000     715,562
    CHC Resources Corp.................................    260,135     464,577
    Chen Full International Co., Ltd...................    535,000     361,491
   #Chenbro Micom Co., Ltd.............................    237,000     254,804
    Cheng Loong Corp...................................  5,202,160   2,297,832
    Cheng Shin Rubber Industry Co., Ltd................  2,824,790   9,345,398
    Cheng Uei Precision Industry Co., Ltd..............  2,101,630   4,264,021
  #*Chenming Mold Industry Corp........................    542,708     375,141
   #Chia Chang Co., Ltd................................    693,000     898,066
    Chia Hsin Cement Corp..............................  2,366,747   1,124,076
    Chicony Electronics Co., Ltd.......................  1,400,810   3,356,532
    Chien Kuo Construction Co., Ltd....................  1,502,706     697,230
   *Chien Shing Stainless Steel........................    350,000      46,286
   #Chilisin Electronics Corp..........................    559,784     313,151
    Chime Ball Technology Co., Ltd.....................    154,000     407,345
   #Chimei Materials Technology Corp...................    765,000     856,869
    Chin-Poon Industrial Co............................  1,975,617   3,752,046
   *China Airlines, Ltd................................ 12,742,057   4,716,943
    China Chemical & Pharmaceutical Co., Ltd...........  1,383,000     984,492
    China Development Financial Holding Corp........... 54,256,924  15,351,555
    China Ecotek Corp..................................    134,000     377,953
   #China Electric Manufacturing Corp..................  1,407,220     691,817
    China General Plastics Corp........................  1,575,160     978,666
    China Glaze Co., Ltd...............................    636,162     285,940
    China Life Insurance Co., Ltd......................  7,859,750   8,060,797
   *China Manmade Fibers Corp..........................  6,075,662   2,669,429
    China Metal Products...............................  1,358,310   2,074,052
   #China Motor Corp...................................  2,699,716   2,274,255
    China Petrochemical Development Corp...............  9,510,325   4,867,596
    China Steel Chemical Corp..........................    338,998   1,927,487
   #China Steel Corp................................... 27,773,942  22,952,464
   #China Steel Structure Co., Ltd.....................    612,000     734,656
    China Synthetic Rubber Corp........................  2,573,818   2,672,286
    China United Trust & Investment Corp...............     50,053          --
  #*China Wire & Cable Co., Ltd........................    622,000     270,079
    Chinatrust Financial Holding Co., Ltd.............. 37,853,179  24,968,352
   #Chinese Gamer International Corp...................    190,000     332,526
    Chinese Maritime Transport, Ltd....................    606,460     647,126
    Chipbond Technology Corp...........................  1,592,000   3,506,750
    Chong Hong Construction Co.........................    511,551   2,125,076
   #Chroma ATE, Inc....................................  1,230,705   2,571,021
   *Chun YU Works & Co., Ltd...........................  1,095,000     399,113
    Chun Yuan Steel....................................  2,165,177     794,373
    Chung Hsin Electric & Machinery Manufacturing
      Corp.............................................  2,002,000   1,134,368
   *Chung Hung Steel Corp..............................  4,629,926   1,295,785

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *Chung Hwa Pulp Corp.................................  2,424,530 $   773,907
   #Chunghwa Chemical Synthesis & Biotech Co., Ltd......    237,000     378,727
   *Chunghwa Picture Tubes, Ltd......................... 15,894,759     824,394
    Chunghwa Telecom Co., Ltd...........................  1,883,000   6,019,835
   #Chunghwa Telecom Co., Ltd. ADR......................    407,801  13,078,178
  #*Chyang Sheng Dyeing & Finishing Co., Ltd............    282,000     134,285
   #Cleanaway Co., Ltd..................................    151,000     995,647
   #Clevo Co............................................  1,691,482   3,146,824
  #*CMC Magnetics Corp.................................. 14,680,210   2,571,509
   #CoAsia Microelectronics Corp........................    457,000     327,633
    Collins Co., Ltd....................................    712,078     262,195
  #*Compal Communications, Inc..........................  1,349,744   1,919,146
   #Compal Electronics, Inc............................. 20,535,560  14,226,350
    Compeq Manufacturing Co.............................  5,325,000   2,429,765
   *Concord Securities Corp.............................    824,000     209,911
    Continental Holdings Corp...........................  2,238,667     828,268
    Coretronic Corp.....................................  3,782,000   3,258,787
  #*Cosmo Electronics Corp..............................    270,245     279,384
   *Cosmos Bank Taiwan..................................  1,441,164     732,384
    Coxon Precise Industrial Co., Ltd...................    554,000   1,017,915
    Creative Sensor, Inc................................     21,000      10,646
  #*Crystalwise Technology, Inc.........................    640,000     593,472
    CSBC Corp. Taiwan...................................  2,419,150   1,455,472
    CTCI Corp...........................................  1,799,896   3,236,656
   #CviLux Corp.........................................    341,672     432,058
    Cyberlink Corp......................................    394,816   1,289,269
    CyberPower Systems, Inc.............................    210,000     375,481
    CyberTAN Technology, Inc............................  1,456,873   1,533,411
    D-Link Corp.........................................  3,194,924   1,803,203
    DA CIN Construction Co., Ltd........................    785,809     744,068
   #Da-Li Construction Co., Ltd.........................    377,043     462,490
    Dah Fung CATV Co., Ltd..............................    211,200     427,999
   #Darfon Electronics Corp.............................  1,361,700     961,524
   #Davicom Semiconductor, Inc..........................    359,392     209,482
    Daxin Materials Corp................................    174,000     316,491
   #De Licacy Industrial Co.............................    139,000      46,458
   #Delpha Construction Co., Ltd........................    949,754     370,510
    Delta Electronics, Inc..............................  2,444,163  11,855,981
    Depo Auto Parts Ind Co., Ltd........................    439,634   1,348,884
   #DFI, Inc............................................    331,571     340,404
    Dimerco Express Corp................................    428,000     246,720
    DYNACOLOR, Inc......................................    191,000     364,222
    Dynamic Electronics Co., Ltd........................  1,473,583     481,528
   #Dynapack International Technology Corp..............    484,000   1,369,186
   #E Ink Holdings, Inc.................................  4,589,000   2,595,797
   #E-Lead Electronic Co., Ltd..........................    276,846     335,774
   #E-LIFE MALL Corp....................................    323,000     747,069
  #*E-Ton Solar Tech Co., Ltd...........................  2,151,168     854,328
    E.Sun Financial Holding Co., Ltd.................... 20,233,415  13,493,680
   *Eastern Media International Corp....................  4,075,360     659,141
    Eclat Textile Co., Ltd..............................    416,417   3,203,379
   *Edimax Technology Co., Ltd..........................    853,000     393,607
   #Edison Opto Corp....................................    468,000     553,685

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Edom Technology Co., Ltd............................    215,600 $    80,149
   #eGalax_eMPIA Technology, Inc........................    174,000     602,410
   #Elan Microelectronics Corp..........................  1,448,323   2,716,665
   #Elite Advanced Laser Corp...........................    312,000     728,757
    Elite Material Co., Ltd.............................  1,385,839   1,253,033
    Elite Semiconductor Memory Technology, Inc..........  1,164,390   1,223,277
   #Elitegroup Computer Systems Co., Ltd................  3,513,334   1,351,506
    eMemory Technology, Inc.............................    277,000     778,268
   #ENG Electric Co., Ltd...............................    646,247     496,293
   #Entie Commercial Bank...............................  2,149,166   1,118,864
   #Episil Technologies, Inc............................  1,441,000     530,110
   #Epistar Corp........................................  4,155,898   6,920,654
    Eternal Chemical Co., Ltd...........................  3,410,211   2,751,878
   *Etron Technology, Inc...............................  2,201,000     810,364
   *Eva Airways Corp....................................  6,688,712   3,727,317
   *Everest Textile Co., Ltd............................  1,126,064     296,648
    Evergreen International Storage & Transport Corp....  2,905,000   1,855,154
   *Evergreen Marine Corp. Taiwan, Ltd..................  8,536,472   4,780,903
    Everlight Chemical Industrial Corp..................  1,871,042   1,263,294
    Everlight Electronics Co., Ltd......................  1,912,570   3,010,453
  #*Everspring Industry Co..............................    681,000     432,322
    Excel Cell Electronic Co., Ltd......................     18,000       7,504
   #Excelsior Medical Co., Ltd..........................    492,049     856,952
   #Far Eastern Department Stores Co., Ltd..............  3,798,787   3,618,090
    Far Eastern International Bank......................  7,899,381   3,289,225
    Far Eastern New Century Corp........................  9,461,553  10,674,931
    Far EasTone Telecommunications Co., Ltd.............  3,816,000   9,709,184
   #Faraday Technology Corp.............................  1,431,822   1,637,353
  #*Farglory F T Z Investment Holding Co., Ltd..........    436,000     304,139
   #Farglory Land Development Co., Ltd..................  1,359,771   2,470,782
    Federal Corp........................................  2,216,227   1,744,764
   #Feedback Technology Corp............................    161,000     293,897
    Feng Hsin Iron & Steel Co...........................  1,606,131   2,829,515
    Feng TAY Enterprise Co., Ltd........................  1,083,163   2,192,707
    Fine Blanking & Tool Co., Ltd.......................     23,000      30,674
   #Firich Enterprises Co., Ltd.........................    636,840   1,225,379
   *First Copper Technology Co., Ltd....................  1,044,000     322,698
    First Financial Holding Co., Ltd.................... 25,834,713  16,013,276
    First Hotel.........................................    780,563     515,430
   #First Insurance Co., Ltd............................  1,200,640     752,884
    First Steamship Co., Ltd............................  1,835,838   1,219,871
   #FLEXium Interconnect, Inc...........................    698,219   2,558,511
    Flytech Technology Co., Ltd.........................    326,541   1,253,330
    Forhouse Corp.......................................  2,037,304     879,059
    Formosa Advanced Technologies Co., Ltd..............    763,000     457,437
    Formosa Chemicals & Fibre Corp......................  7,521,198  18,709,635
  #*Formosa Epitaxy, Inc................................  2,146,797   1,372,463
    Formosa International Hotels Corp...................     96,528   1,240,641
  #*Formosa Laboratories, Inc...........................    214,000     419,717
   #Formosa Oilseed Processing..........................    307,891     135,017
    Formosa Optical Technology Co., Ltd.................    199,000     771,641
   #Formosa Petrochemical Corp..........................  1,762,000   4,580,116
    Formosa Plastics Corp...............................  7,318,770  18,390,441

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Formosa Taffeta Co., Ltd............................  3,607,460 $ 3,378,139
    Formosan Rubber Group, Inc..........................  2,369,000   1,863,438
    Formosan Union Chemical.............................  1,444,401     705,113
   #Fortune Electric Co., Ltd...........................    477,304     220,897
    Founding Construction & Development Co., Ltd........    922,636     618,793
   #Foxconn Technology Co., Ltd.........................  2,509,032   6,223,208
   #Foxlink Image Technology Co., Ltd...................    641,000     416,697
   *Froch Enterprise Co., Ltd...........................    818,000     243,649
    FSP Technology, Inc.................................    941,414     816,961
    Fubon Financial Holding Co., Ltd.................... 13,493,387  18,941,895
   #Fullerton Technology Co., Ltd.......................    551,670     466,486
   #Fulltech Fiber Glass Corp...........................  1,470,541     636,875
    Fwusow Industry Co., Ltd............................    850,334     425,217
    G Shank Enterprise Co., Ltd.........................  1,101,445     638,417
   #G Tech Optoelectronics Corp.........................    852,000   1,634,711
   *Gallant Precision Machining Co., Ltd................    313,000     151,652
  #*Gamania Digital Entertainment Co., Ltd..............    528,000     433,412
    GEM Terminal Industrial Co., Ltd....................    313,938     125,192
   #Gemtek Technology Corp..............................  1,659,574   1,731,099
    General Plastic Industrial Co., Ltd.................    192,684     196,782
  #*Genesis Photonics, Inc..............................  1,258,103     757,398
   #Genius Electronic Optical Co., Ltd..................    227,810   1,203,375
   #Genmont Biotech, Inc................................    216,000     334,927
    GeoVision, Inc......................................    138,615     760,670
   #Getac Technology Corp...............................  2,426,281   1,214,714
    Giant Manufacturing Co., Ltd........................    553,363   4,183,419
   *Giantplus Technology Co., Ltd.......................    189,000      68,515
    Giga Solar Materials Corp...........................     67,850     517,752
   #Giga Solution Tech Co., Ltd.........................    544,044     292,864
    Gigabyte Technology Co., Ltd........................  2,801,750   2,529,871
   #Gigastorage Corp....................................  1,373,728     838,507
  #*Gintech Energy Corp.................................  1,801,784   1,684,515
   #Global Brands Manufacture, Ltd......................  1,396,973     479,983
   #Global Lighting Technologies, Inc...................    281,000     266,354
   #Global Mixed Mode Technology, Inc...................    328,000     875,153
   #Global Unichip Corp.................................    327,000   1,042,011
   #Globe Union Industrial Corp.........................  1,104,019     796,840
   #Gloria Material Technology Corp.....................  2,412,239   1,728,074
    Glotech Industrial Corp.............................     62,000      16,051
   *Gold Circuit Electronics, Ltd.......................  2,170,747     501,202
    Goldsun Development & Construction Co., Ltd.........  7,101,672   2,804,913
   #Good Will Instrument Co., Ltd.......................    189,290     107,071
   #Gourmet Master Co., Ltd.............................    192,000   1,116,436
    Grand Pacific Petrochemical.........................  4,854,000   2,943,340
    Grape King Industrial Co............................    321,000   1,560,681
    Great China Metal Industry..........................    744,000     809,166
    Great Taipei Gas Co., Ltd...........................  1,372,000   1,002,356
    Great Wall Enterprise Co., Ltd......................  2,053,921   1,850,092
  #*Green Energy Technology, Inc........................  1,386,640     884,032
  #*GTM Corp............................................    674,000     344,648
   #Gudeng Precision Industrial Co., Ltd................    159,300     295,155
    Hannstar Board Corp.................................  1,382,875     617,489
   *HannStar Display Corp............................... 11,331,631   4,503,154

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *HannsTouch Solution, Inc............................  3,942,262 $ 1,358,306
   #Harvatek Corp.......................................    811,316     310,965
    Hey Song Corp.......................................  1,940,000   2,567,071
    Hi-Clearance, Inc...................................     96,000     280,600
    Highwealth Construction Corp........................  1,310,682   2,921,918
    Hiroca Holdings, Ltd................................     25,300      58,877
   #HiTi Digital, Inc...................................    517,337     259,023
    Hitron Technology, Inc..............................  1,062,300     573,531
   #Hiwin Technologies Corp.............................    410,911   2,565,930
   *Hiyes International Co., Ltd........................      2,260       4,072
  #*Ho Tung Chemical Corp...............................  3,916,853   1,749,801
    Hocheng Corp........................................  1,370,300     447,607
   #Hold-Key Electric Wire & Cable Co., Ltd.............    266,901      88,979
   #Holiday Entertainment Co., Ltd......................    247,400     330,705
    Holtek Semiconductor, Inc...........................    734,000     914,945
    Holy Stone Enterprise Co., Ltd......................  1,593,175   1,645,984
    Hon Hai Precision Industry Co., Ltd................. 23,796,476  61,616,497
    Hong Ho Precision Textile Co........................    132,000     124,123
    Hong TAI Electric Industrial........................  1,184,000     371,173
   #Hong YI Fiber Industry Co...........................     55,680      17,795
   *Horizon Securities Co., Ltd.........................  2,250,000     840,881
  #*Hota Industrial Manufacturing Co., Ltd..............    714,000     876,065
   #Hotai Motor Co., Ltd................................    407,000   4,497,780
   #Howarm Construction Co., Ltd........................    945,310     547,617
    Hsin Kuang Steel Co., Ltd...........................  1,271,783     754,302
   #Hsin Yung Chien Co., Ltd............................    150,000     391,699
    Hsing TA Cement Co..................................    335,000     115,664
   #HTC Corp............................................  1,730,619   9,183,680
    Hu Lane Associate, Inc..............................    295,620     811,540
    HUA ENG Wire & Cable................................  2,377,000     836,283
    Hua Nan Financial Holdings Co., Ltd................. 20,561,367  11,963,368
    Huaku Development Co., Ltd..........................  1,041,400   3,358,548
    Huang Hsiang Construction Co........................    430,735   1,022,453
   #Hung Ching Development & Construction Co., Ltd......    482,000     214,407
    Hung Poo Real Estate Development Corp...............  1,403,554   1,378,301
    Hung Sheng Construction Co., Ltd....................  2,873,900   2,753,766
   #Huxen Corp..........................................    225,072     270,303
   *Hwa Fong Rubber Co., Ltd............................  1,437,000     509,035
   #I-Chiun Precision Industry Co., Ltd.................    951,211     558,417
    I-Sheng Electric Wire & Cable Co., Ltd..............    607,000     836,207
    Ibase Technology, Inc...............................    449,247     604,688
  #*Ichia Technologies, Inc.............................  1,685,255     839,123
    ICP Electronics, Inc................................    919,100   1,093,024
   #ILI Technology Corp.................................    253,000     575,666
    Infortrend Technology, Inc..........................  1,219,866     601,592
   *Innolux Corp........................................ 27,547,561  12,204,186
   *Inotera Memories, Inc...............................  8,868,528   3,315,404
   *Inpaq Technology Co., Ltd...........................     42,000      35,282
   #Insyde Software Corp................................    118,000     172,197
  #*Integrated Memory Logic, Ltd........................    306,730     718,581
    International Games System Co., Ltd.................    274,000     647,123
    Inventec Corp....................................... 10,795,276   8,141,790
   *ITE Technology, Inc.................................    922,314     717,604

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    ITEQ Corp............................................. 1,200,611 $1,311,253
  #*J Touch Corp..........................................   564,000    470,017
   *Janfusun Fancyworld Corp.............................. 2,050,000    283,032
   *Jenn Feng New Energy Co., Ltd.........................   646,000    236,389
    Jentech Precision Industrial Co., Ltd.................   307,156    561,956
  #*Jess-Link Products Co., Ltd...........................   856,600    722,902
   #Jih Sun Financial Holdings Co., Ltd................... 3,057,374    959,644
    Johnson Health Tech Co., Ltd..........................   234,028    803,818
   #K Laser Technology, Inc...............................   607,459    360,479
    Kang Na Hsiung Enterprise Co., Ltd....................   657,150    347,887
   *Kao Hsing Chang Iron & Steel..........................   545,000    174,235
   #Kaori Heat Treatment Co., Ltd.........................   293,720    697,512
    Kaulin Manufacturing Co., Ltd.........................   689,684    549,788
    KD Holding Corp.......................................    70,000    387,499
    KEE TAI Properties Co., Ltd........................... 1,906,101  1,364,782
    Kenda Rubber Industrial Co., Ltd...................... 1,816,829  4,691,714
   *Kenmec Mechanical Engineering Co., Ltd................ 1,047,000    352,512
    Kerry TJ Logistics Co., Ltd........................... 1,254,000  1,546,066
    Keysheen Cayman Holdings Co., Ltd.....................    14,000     31,301
   #Kindom Construction Co................................ 1,913,000  2,936,856
    King Core Electronics, Inc............................    76,302     52,108
    King Slide Works Co., Ltd.............................   142,450  1,273,704
    King Yuan Electronics Co., Ltd........................ 6,462,032  4,308,595
    King's Town Bank...................................... 3,828,653  3,317,127
    King's Town Construction Co., Ltd.....................   869,579    840,351
    Kinik Co..............................................   555,000    904,780
   #Kinko Optical Co., Ltd................................   938,772    957,313
    Kinpo Electronics..................................... 5,851,892  1,795,903
   #Kinsus Interconnect Technology Corp...................   830,476  2,956,937
  #*KMC Kuei Meng International, Inc......................    75,000    329,949
    KS Terminals, Inc.....................................   422,290    340,686
   #Kung Long Batteries Industrial Co., Ltd...............   270,000    783,000
   #Kung Sing Engineering Corp............................ 1,787,000    818,164
   #Kuo Toong International Co., Ltd......................   811,000    717,232
    Kuoyang Construction Co., Ltd......................... 1,970,000  1,352,285
   #Kwong Fong Industries................................. 1,560,000    808,022
    KYE Systems Corp...................................... 1,440,736    499,695
    L&K Engineering Co., Ltd..............................   686,000    601,984
    LAN FA Textile........................................   900,412    248,110
   #Largan Precision Co., Ltd.............................   172,234  5,981,393
    Laser Tek Taiwan Co., Ltd.............................    21,500     14,591
   #LCY Chemical Corp..................................... 2,170,495  2,949,129
   *Lead Data, Inc........................................    70,753      4,032
    Leader Electronics, Inc...............................   647,886    381,004
   #Leadtrend Technology Corp.............................   166,926    239,360
    Lealea Enterprise Co., Ltd............................ 3,571,570  1,236,933
    Ledtech Electronics Corp..............................   454,095    243,918
    LEE CHI Enterprises Co., Ltd..........................   930,000    449,365
   #Lelon Electronics Corp................................   291,900    174,592
  #*Leofoo Development Co................................. 1,377,614    630,313
   #LES Enphants Co., Ltd.................................   907,479    547,111
   #Lextar Electronics Corp............................... 1,369,000  1,166,426
  #*Li Peng Enterprise Co., Ltd........................... 2,754,525  1,045,800

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Lian HWA Food Corp..................................    289,952 $   495,728
    Lien Hwa Industrial Corp............................  2,777,809   1,837,779
    Lingsen Precision Industries, Ltd...................  1,768,490     927,443
    Lite-On Semiconductor Corp..........................  1,490,000     848,602
    Lite-On Technology Corp.............................  7,696,793  13,102,522
   #Long Bon International Co., Ltd.....................  1,486,875     991,044
    Long Chen Paper Co., Ltd............................  2,086,838     779,220
    Longwell Co.........................................    555,000     424,747
   #Lotes Co., Ltd......................................    296,920     780,338
   *Lucky Cement Corp...................................    855,000     227,735
   #Lumax International Corp., Ltd......................    397,140     870,610
    Lung Yen Life Service Corp..........................    258,000     795,300
    Macroblock, Inc.....................................    150,000     360,635
  #*Macronix International.............................. 20,579,994   4,954,152
   #MacroWell OMG Digital Entertainment Co., Ltd........     91,000     295,929
    Mag Layers Scientific-Technics Co., Ltd.............     37,600      47,028
   #Makalot Industrial Co., Ltd.........................    522,430   2,855,333
   #Marketech International Corp........................    568,000     336,527
    Masterlink Securities Corp..........................  5,803,000   1,929,451
    Maxtek Technology Co., Ltd..........................    125,000      75,066
    Mayer Steel Pipe Corp...............................    791,905     337,833
   #Maywufa Co., Ltd....................................    178,462      93,418
   #MediaTek, Inc.......................................  1,820,823  21,858,773
  #*Medigen Biotechnology Corp..........................    259,000   1,588,684
    Mega Financial Holding Co., Ltd..................... 22,821,129  19,059,226
    Meiloon Industrial Co...............................    394,721     225,096
    Mercuries & Associates, Ltd.........................  1,411,042   1,133,338
    Mercuries Data Systems, Ltd.........................    120,000      34,254
    Merida Industry Co., Ltd............................    450,513   3,004,033
    Merry Electronics Co., Ltd..........................    978,661   2,128,620
    Micro-Star International Co., Ltd...................  3,867,465   2,292,416
   #Microbio Co., Ltd...................................  1,302,380   1,374,148
  #*Microelectronics Technology, Inc....................  1,389,448     926,338
    Microlife Corp......................................    210,100     571,850
   #MIN AIK Technology Co., Ltd.........................    582,562   1,649,144
   #Mirle Automation Corp...............................    836,923     619,818
    Mitac International Corp............................  5,991,135   2,073,409
    Mobiletron Electronics Co., Ltd.....................    158,000     121,910
   *Mosel Vitelic, Inc..................................  1,895,758     366,933
  #*Motech Industries, Inc..............................  1,790,000   2,315,043
   #MPI Corp............................................    360,000     770,288
   #Nak Sealing Technologies Corp.......................    220,549     526,039
    Namchow Chemical Industrial, Ltd....................    679,000     874,692
   #Nan Kang Rubber Tire Co., Ltd.......................  2,169,197   2,584,128
  #*Nan Ren Lake Leisure Amusement Co., Ltd.............    932,000     379,399
    Nan Ya Plastics Corp................................ 10,848,103  22,782,156
  #*Nan Ya Printed Circuit Board Corp...................  1,358,211   1,698,781
    Nantex Industry Co., Ltd............................  1,330,233     826,419
  #*Nanya Technology Corp...............................  3,553,570     454,915
   #National Petroleum Co., Ltd.........................    728,000     638,172
  #*Neo Solar Power Corp................................  2,320,000   1,648,377
   #Netronix, Inc.......................................    290,000     743,209
   #New Asia Construction & Development Corp............    855,904     256,080

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
   #New Era Electronics Co., Ltd.........................   376,000 $   438,680
  #*Newmax Technology Co., Ltd...........................   281,000   1,030,315
    Nexcom International Co., Ltd........................   162,000     148,512
    Nichidenbo Corp......................................   455,880     364,170
    Nien Hsing Textile Co., Ltd.......................... 1,485,109   1,242,479
    Nishoku Technology, Inc..............................   121,000     197,574
   #Novatek Microelectronics Corp........................ 1,652,000   7,301,888
   #Nuvoton Technology Corp..............................   258,000     238,133
    O-TA Precision Industry Co., Ltd.....................    17,000      10,701
  #*Ocean Plastics Co., Ltd..............................   934,000   1,146,122
    Oneness Biotech Co., Ltd.............................   228,000     361,162
   *Optimax Technology Corp..............................   204,366      38,170
    OptoTech Corp........................................ 2,770,713   1,057,682
   *Orient Semiconductor Electronics, Ltd................ 2,877,000     469,374
   #Oriental Union Chemical Corp......................... 2,827,819   2,764,933
   #Orise Technology Co., Ltd............................   440,000     849,264
   #P-Two Industries, Inc................................    82,000      40,960
    Pacific Construction Co..............................   693,276     216,470
   *Pan Jit International, Inc........................... 1,718,860     649,500
  #*Pan-International Industrial......................... 1,824,335   1,481,653
    Parade Technologies, Ltd.............................    98,000     716,091
   #Paragon Technologies Co., Ltd........................   394,630     524,312
    PChome Online, Inc...................................   167,197     952,371
  #*Pegatron Corp........................................ 6,613,293   9,763,226
   *PharmaEngine, Inc....................................    93,000     547,546
    Phihong Technology Co., Ltd.......................... 1,301,048     830,880
   #Phison Electronics Corp..............................   397,000   2,959,115
    Phoenix Tours International, Inc.....................   241,000     488,205
  #*Phytohealth Corp.....................................   704,878     980,524
  #*Pihsiang Machinery Manufacturing Co., Ltd............   588,000     501,152
   #Pixart Imaging, Inc..................................   674,000   1,302,882
   #Plotech Co., Ltd.....................................   216,000      77,258
   #Polytronics Technology Corp..........................   242,408     446,289
    Portwell, Inc........................................   484,000     474,935
    Posiflex Technologies, Inc...........................   127,000     423,451
    Pou Chen Corp........................................ 8,485,005   8,682,728
   *Power Quotient International Co., Ltd................   689,400     474,013
   *Powercom Co., Ltd....................................   844,730     143,611
    Powertech Industrial Co., Ltd........................   390,000     266,889
   #Powertech Technology, Inc............................ 3,483,580   6,672,961
   #Poya Co., Ltd........................................   170,690     905,594
    President Chain Store Corp...........................   877,728   6,539,865
    President Securities Corp............................ 4,287,213   2,484,840
   #Prime Electronics Satellitics, Inc...................   698,511     591,962
    Prince Housing & Development Corp.................... 3,638,045   2,511,608
    Prodisc Technology, Inc..............................   603,000          --
   #Promate Electronic Co., Ltd..........................   817,000     728,531
   #Promise Technology, Inc..............................   699,538     504,999
    Protop Technology Co., Ltd...........................   148,000          --
   *Qisda Corp........................................... 9,323,525   2,165,656
    Qualipoly Chemical Corp..............................   386,000     362,230
   #Quanta Computer, Inc................................. 5,892,436  13,706,017
   #Quanta Storage, Inc.................................. 1,021,000     997,250

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   #Quintain Steel Co., Ltd.............................  1,780,059 $   411,926
   #Radiant Opto-Electronics Corp.......................  1,407,692   4,406,059
   #Radium Life Tech Co., Ltd...........................  3,297,192   2,957,912
   #Ralec Electronic Corp...............................     97,914     107,519
   #Realtek Semiconductor Corp..........................  1,803,823   4,308,538
    Rechi Precision Co., Ltd............................  1,151,905     998,753
   *Rexon Industrial Corp., Ltd.........................     51,559      16,009
    Rich Development Co., Ltd...........................  2,683,920   1,427,059
   #Richtek Technology Corp.............................    555,175   2,255,977
  #*Ritek Corp.......................................... 14,643,268   2,793,997
   #Rotam Global Agrosciences, Ltd......................    142,000     265,805
    Roundtop Machinery Industries Co., Ltd..............     50,000      28,728
   #Ruentex Development Co., Ltd........................  2,085,890   4,076,541
    Ruentex Engineering & Construction Co...............     75,000     128,268
    Ruentex Industries, Ltd.............................  1,443,676   3,303,144
   #Run Long Construction Co., Ltd......................    407,000     409,099
    Sampo Corp..........................................  2,931,119     958,459
    San Fang Chemical Industry Co., Ltd.................    663,766     608,345
    San Shing Fastech Corp..............................    238,500     503,760
   *Sanyang Industry Co., Ltd...........................  3,578,802   3,610,471
   #Sanyo Electric Taiwan Co., Ltd......................    469,000     540,739
   #SCI Pharmtech, Inc..................................    170,190     438,873
    ScinoPharm Taiwan, Ltd..............................    594,000   1,688,486
   #SDI Corp............................................    631,000     686,889
    Senao International Co., Ltd........................    286,547     959,764
    Sercomm Corp........................................    766,000     984,873
   #Sesoda Corp.........................................    651,250     721,112
    Shan-Loong Transportation Co., Ltd..................    150,247     127,761
    Sheng Yu Steel Co., Ltd.............................    604,000     382,492
   #ShenMao Technology, Inc.............................    483,659     537,206
   #Shih Her Technologies, Inc..........................    228,000     354,262
    Shih Wei Navigation Co., Ltd........................  1,089,887     750,083
    Shihlin Electric & Engineering Corp.................  1,344,787   1,579,426
  #*Shihlin Paper Corp..................................    446,000     664,811
    Shin Hai Gas Corp...................................      6,948       9,613
  #*Shin Kong Financial Holding Co., Ltd................ 30,251,358  10,242,978
    Shin Shin Natural Gas Co............................      9,480      10,113
   #Shin Zu Shing Co., Ltd..............................    591,245   1,330,348
  #*Shining Building Business Co., Ltd..................    895,472     749,152
   #Shinkong Insurance Co., Ltd.........................  1,300,784     935,924
    Shinkong Synthetic Fibers Corp......................  8,123,844   2,683,434
   #Shinkong Textile Co., Ltd...........................    867,169   1,122,066
   #Shiny Chemical Industrial Co., Ltd..................    266,000     395,170
   #Shuttle, Inc........................................  1,410,000     542,267
   #Sigurd Microelectronics Corp........................  1,823,877   1,552,602
   *Silicon Integrated Systems Corp.....................  2,945,233     968,465
   *Silicon Power Computer & Communications, Inc........    219,000     325,931
    Siliconware Precision Industries Co.................  6,342,492   7,350,171
   #Siliconware Precision Industries Co. Sponsored ADR..    456,091   2,599,719
    Silitech Technology Corp............................    659,742     991,566
   #Simplo Technology Co., Ltd..........................    884,800   3,892,072
   #Sinbon Electronics Co., Ltd.........................    975,000     922,804
    Sincere Navigation Corp.............................  1,640,370   1,436,976

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   #Singatron Enterprise Co., Ltd.......................    373,000 $   223,901
    Sinkang Industries, Ltd.............................    177,866      60,402
   #Sinmag Equipment Corp...............................    107,100     453,566
   #Sino-American Silicon Products, Inc.................  2,756,000   3,262,615
   #Sinon Corp..........................................  1,769,740     902,198
    SinoPac Financial Holdings Co., Ltd................. 24,063,177  12,116,088
   #Sinphar Pharmaceutical Co., Ltd.....................    582,043     828,921
    Sinyi Realty Co.....................................    627,935   1,038,288
   #Sirtec International Co., Ltd.......................    644,000   1,219,074
   #Sitronix Technology Corp............................    526,774     616,194
  #*Siward Crystal Technology Co., Ltd..................    661,705     284,407
   #Skymedi Corp........................................    212,000      89,056
    Soft-World International Corp.......................    556,000     977,406
    Solar Applied Materials Technology Co...............  1,633,084   1,496,197
  #*Solartech Energy Corp...............................  1,199,000     709,620
  #*Solomon Technology Corp.............................    261,612     113,049
  #*Solytech Enterprise Corp............................  1,044,676     368,771
    Sonix Technology Co., Ltd...........................    721,000     949,098
    Southeast Cement Co., Ltd...........................  1,110,000     574,669
   #Spirox Corp.........................................    225,145      87,373
    Sporton International, Inc..........................    263,080     801,219
    St Shine Optical Co., Ltd...........................    130,000   3,637,012
   #Standard Chemical & Pharma..........................    485,040     586,899
    Standard Foods Corp.................................    685,010   2,069,902
   *Star Comgistic Capital Co., Ltd.....................  1,002,894     379,607
    Stark Technology, Inc...............................    638,400     518,940
   #Sunonwealth Electric Machine Industry Co., Ltd......    698,001     398,950
   *Sunplus Technology Co., Ltd.........................  2,039,153     706,354
    Sunrex Technology Corp..............................    933,351     415,505
   #Sunspring Metal Corp................................    259,000     697,056
   *Super Dragon Technology Co., Ltd....................    262,330     182,221
    Supreme Electronics Co., Ltd........................    847,000     394,616
   #Swancor Ind Co., Ltd................................    166,000     230,254
    Sweeten Construction Co., Ltd.......................    794,579     548,037
   #Syncmold Enterprise Corp............................    559,000     984,921
   #Synmosa Biopharma Corp..............................    365,000     490,320
   #Synnex Technology International Corp................  5,022,745   6,308,639
   #Sysage Technology Co., Ltd..........................    374,350     356,381
    Systex Corp.........................................     87,293     104,897
    TA Chen Stainless Pipe..............................  3,011,641   1,538,897
   *Ta Chong Bank, Ltd..................................  8,097,526   2,751,013
  #*Ta Chong Securities Co., Ltd........................    239,000      69,638
    Ta Ya Electric Wire & Cable.........................  2,775,520     649,331
   #Ta Yih Industrial Co., Ltd..........................     87,000     128,205
   #TA-I Technology Co., Ltd............................    859,766     448,380
   #Tah Hsin Industrial Co., Ltd........................    500,000     480,101
   #TAI Roun Products Co., Ltd..........................    263,000      92,930
   #Tai Tung Communication Co., Ltd.....................    270,000     347,386
    Taichung Commercial Bank............................  9,654,431   3,522,753
   #TaiDoc Technology Corp..............................    208,000     506,698
   #Taiflex Scientific Co., Ltd.........................    852,000   1,223,016
   #Taimide Tech, Inc...................................    399,000     372,392
   #Tainan Enterprises Co., Ltd.........................    635,289     686,470

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Tainan Spinning Co., Ltd...........................  5,463,018 $  2,657,903
    Taishin Financial Holding Co., Ltd................. 31,224,044   14,523,857
   #Taisun Enterprise Co., Ltd.........................  1,556,578      774,989
    Taita Chemical Co., Ltd............................    801,609      356,910
   #Taiwan Acceptance Corp.............................    310,000      748,345
   *Taiwan Business Bank............................... 14,589,773    4,433,653
    Taiwan Calsonic Co., Ltd...........................     30,000       32,244
    Taiwan Cement Corp................................. 11,520,350   14,070,634
   #Taiwan Chinsan Electronic Industrial Co., Ltd......    379,000      514,122
    Taiwan Cogeneration Corp...........................  1,556,657    1,007,151
    Taiwan Cooperative Financial Holding............... 20,987,827   11,997,945
    Taiwan FamilyMart Co., Ltd.........................     72,000      372,112
    Taiwan Fertilizer Co., Ltd.........................  2,906,000    7,098,977
    Taiwan Fire & Marine Insurance Co..................    936,880      672,839
    Taiwan Flourescent Lamp Co., Ltd...................    119,000           --
    Taiwan FU Hsing Industrial Co., Ltd................    675,000      773,364
   #Taiwan Glass Industry Corp.........................  3,709,895    3,479,404
    Taiwan Hon Chuan Enterprise Co., Ltd...............  1,016,359    2,255,364
   #Taiwan Hopax Chemicals Manufacturing Co., Ltd......    827,000      498,463
    Taiwan Kolin Co., Ltd..............................    508,000           --
   *Taiwan Land Development Corp.......................  3,733,110    1,358,149
  #*Taiwan Life Insurance Co., Ltd.....................  1,862,210    1,416,679
   #Taiwan Line Tek Electronic.........................    381,871      309,359
    Taiwan Mask Corp...................................  1,011,050      329,818
    Taiwan Mobile Co., Ltd.............................  1,911,900    6,945,354
    Taiwan Navigation Co., Ltd.........................    782,720      602,908
    Taiwan Paiho, Ltd..................................  1,455,152    1,535,479
   #Taiwan PCB Techvest Co., Ltd.......................  1,125,816    1,360,466
   #Taiwan Prosperity Chemical Corp....................    751,000      750,950
    Taiwan Pulp & Paper Corp...........................  1,954,260      814,760
   #Taiwan Sakura Corp.................................  1,331,304      733,324
    Taiwan Secom Co., Ltd..............................    818,932    1,845,809
   #Taiwan Semiconductor Co., Ltd......................  1,258,000      957,104
    Taiwan Semiconductor Manufacturing Co., Ltd........ 37,965,652  129,109,282
   #Taiwan Sogo Shin Kong SEC..........................  1,077,407    1,277,899
   *Taiwan Styrene Monomer.............................  2,640,242    1,521,091
    Taiwan Surface Mounting Technology Co., Ltd........  1,132,162    1,560,223
  #*Taiwan TEA Corp....................................  3,378,896    2,139,813
   #Taiwan Union Technology Corp.......................    825,000      608,464
    Taiyen Biotech Co., Ltd............................  1,006,000      921,078
   *Tang Eng Iron Works Co., Ltd.......................     23,000       22,804
   *Tatung Co., Ltd.................................... 11,692,588    2,957,636
   #Te Chang Construction Co., Ltd.....................    442,860      400,375
   #Teco Electric and Machinery Co., Ltd...............  8,707,000    9,484,601
   *Tecom Co., Ltd.....................................    408,000       46,845
   *Tekcore Co., Ltd...................................    359,000      129,080
   #Ten Ren Tea Co., Ltd...............................    180,170      278,659
   #Test Research, Inc.................................    688,370      920,901
    Test-Rite International Co., Ltd...................  1,532,166    1,227,012
   #ThaiLin Semiconductor Corp.........................    768,000      370,787
    Thinking Electronic Industrial Co., Ltd............    414,058      442,900
    Thye Ming Industrial Co., Ltd......................    843,651    1,086,219
    TNC Industrial Corp., Ltd..........................    178,000      122,210

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   #Ton Yi Industrial Corp..............................  3,340,300 $ 2,927,949
    Tong Hsing Electronic Industries, Ltd...............    530,534   2,582,707
   #Tong Yang Industry Co., Ltd.........................  2,008,138   2,860,014
    Tong-Tai Machine & Tool Co., Ltd....................  1,006,210     781,400
    Topco Scientific Co., Ltd...........................    740,010   1,198,940
   #Topco Technologies Corp.............................    185,000     408,990
    Topoint Technology Co., Ltd.........................    734,652     458,033
    Toung Loong Textile Manufacturing...................    327,000     888,178
    Trade-Van Information Services Co...................    252,000     255,150
   #Transasia Airways Corp..............................    666,000     284,345
   #Transcend Information, Inc..........................    565,870   1,641,427
   #Tripod Technology Corp..............................  1,653,660   3,442,175
   #Tsann Kuen Enterprise Co., Ltd......................    553,441     792,115
   #TSC Auto ID Technology Co., Ltd.....................     65,000     333,563
   #TSRC Corp...........................................  1,695,147   3,073,198
   #Ttet Union Corp.....................................    183,000     340,916
    TTFB Co., Ltd.......................................     25,000     223,646
   #TTY Biopharm Co., Ltd...............................    498,200   1,776,624
   #Tung Ho Steel Enterprise Corp.......................  4,269,645   3,614,673
   #Tung Ho Textile Co., Ltd............................    561,000     164,601
   #Tung Thih Electronic Co., Ltd.......................    225,786     508,615
   #TURVO International Co., Ltd........................     90,000     370,697
    TXC Corp............................................  1,384,762   1,857,523
    TYC Brother Industrial Co., Ltd.....................    981,333     489,941
   *Tycoons Group Enterprise............................  2,345,121     460,799
   *Tyntek Corp.........................................  1,787,419     369,489
    TZE Shin International Co., Ltd.....................    287,298     136,060
    U-Ming Marine Transport Corp........................  1,668,200   2,524,942
  #*U-Tech Media Corp...................................    250,000      58,675
   #Ubright Optronics Corp..............................    133,000     512,962
    Uni-President Enterprises Corp......................  6,384,187  13,021,774
   #Unic Technology Corp................................    243,000      97,564
   #Unimicron Technology Corp...........................  6,033,563   5,537,540
  #*Union Bank Of Taiwan................................  3,286,945   1,259,373
  #*Union Insurance Co., Ltd............................    309,397     182,345
    Unitech Computer Co., Ltd...........................    261,365     122,837
   #Unitech Printed Circuit Board Corp..................  2,829,921   1,059,646
    United Integrated Services Co., Ltd.................  1,045,800   1,017,540
   #United Microelectronics Corp........................ 49,661,441  22,212,717
  #*Unity Opto Technology Co., Ltd......................  1,488,276   1,157,328
    Universal Cement Corp...............................  1,932,773   1,120,427
    Unizyx Holding Corp.................................  2,017,496     920,694
    UPC Technology Corp.................................  4,016,262   2,075,343
   #Userjoy Technology Co., Ltd.........................    107,000     184,149
    USI Corp............................................  3,726,557   2,662,542
   #Vanguard International Semiconductor Corp...........  2,521,000   2,516,314
    Ve Wong Corp........................................    610,524     473,941
  #*Via Technologies, Inc...............................  1,294,549     775,061
   #Viking Tech Corp....................................     49,000      40,901
    Visual Photonics Epitaxy Co., Ltd...................  1,082,966   1,251,100
   #Vivotek, Inc........................................    159,388     815,308
   #Wafer Works Corp....................................  1,502,000     662,606
   *Waffer Technology Co., Ltd..........................     84,500      27,886

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Wah Hong Industrial Corp............................    327,280 $   360,978
    Wah Lee Industrial Corp.............................    951,000   1,313,860
   *Walsin Lihwa Corp................................... 17,751,307   5,192,908
   *Walsin Technology Corp..............................  2,809,551     715,817
  #*Walton Advanced Engineering, Inc....................  1,548,662     531,828
    Wan Hai Lines, Ltd..................................  4,089,026   2,187,303
    WAN HWA Enterprise Co...............................    434,207     209,231
    Waterland Financial Holdings Co., Ltd...............  5,797,665   1,944,800
   #Ways Technical Corp., Ltd...........................    394,000     757,509
   *WEI Chih Steel Industrial Co., Ltd..................    383,000      65,479
   #Wei Chuan Foods Corp................................  1,485,000   2,744,853
   #Wei Mon Industry Co., Ltd...........................  1,651,674     517,381
   #Weikeng Industrial Co., Ltd.........................  1,029,450     701,750
   #Well Shin Technology Co., Ltd.......................    321,443     582,280
   #Weltrend Semiconductor..............................  1,244,275     700,660
   #Win Semiconductors Corp.............................  2,617,000   2,830,506
  #*Winbond Electronics Corp............................ 16,154,000   3,557,654
  #*Wintek Corp.........................................  9,699,754   3,945,640
   #Wisdom Marine Lines Co., Ltd........................    747,800     979,806
   #Wistron Corp........................................  9,861,663   9,393,250
   #Wistron NeWeb Corp..................................  1,104,121   1,710,219
    WPG Holdings, Ltd...................................  5,763,041   7,166,437
    WT Microelectronics Co., Ltd........................  1,528,836   1,659,389
    WUS Printed Circuit Co., Ltd........................  1,562,000     624,841
   #X-Legend Entertainment Co., Ltd.....................     49,000     282,124
    XAC Automation Corp.................................    351,000     427,254
   #Xxentria Technology Materials Corp..................    522,000     913,690
   *Yageo Corp.......................................... 11,559,000   3,873,939
   *Yang Ming Marine Transport Corp.....................  7,667,157   3,259,255
   #YC INOX Co., Ltd....................................  1,607,691     863,875
   #YeaShin International Development Co., Ltd..........  1,006,000     874,833
    Yem Chio Co., Ltd...................................  1,702,250   1,311,067
    YFY, Inc............................................  6,790,997   3,314,492
  #*Yi Jinn Industrial Co., Ltd.........................  1,018,020     261,026
    Yieh Phui Enterprise Co., Ltd.......................  5,056,789   1,500,371
    Young Fast Optoelectronics Co., Ltd.................    719,137   1,040,492
   #Young Optics, Inc...................................    242,214     554,573
   #Youngtek Electronics Corp...........................    479,883   1,065,476
    Yuanta Financial Holding Co., Ltd................... 33,827,563  17,643,040
    Yufo Electronics Co., Ltd...........................    108,000      69,198
    Yulon Motor Co., Ltd................................  4,176,715   6,739,350
   #Yung Chi Paint & Varnish Manufacturing Co., Ltd.....    311,350     832,138
   #Yungshin Construction & Development Co..............     77,000     194,927
    YungShin Global Holding Corp........................    654,000     964,411
    Yungtay Engineering Co., Ltd........................  1,301,000   3,140,117
   #Zeng Hsing Industrial Co., Ltd......................    196,348     923,227
   #Zenitron Corp.......................................  1,003,000     628,626
   #Zhen Ding Technology Holding, Ltd...................    692,150   1,559,581
   #Zig Sheng Industrial Co., Ltd.......................  2,327,117     771,096
    Zinwell Corp........................................  1,471,979   1,276,617
   #Zippy Technology Corp...............................    536,028     469,343

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
   #ZongTai Real Estate Development Co., Ltd.........    276,150 $      283,925
                                                                 --------------
TOTAL TAIWAN.........................................             1,640,065,545
                                                                 --------------
THAILAND -- (3.1%)...................................
    AAPICO Hitech PCL................................    740,980        426,123
    Advanced Info Service PCL........................  1,313,509     11,960,066
    Airports of Thailand PCL.........................  1,216,600      6,918,684
    AJ Plast PCL.....................................  1,550,300        525,022
    Amarin Printing & Publishing PCL.................     42,700         29,740
    Amata Corp. PCL..................................  2,417,900      1,305,512
    AP Thailand PCL..................................  6,132,460      1,146,163
   *Asia Green Energy PCL............................  2,318,500        161,480
    Asia Plus Securities PCL (B081WP3)...............  3,512,100        437,610
    Asia Plus Securities PCL (B081Z10)...............  1,260,100        157,009
    Asian Insulators PCL.............................    935,100        507,882
    Bangchak Petroleum PCL...........................  2,971,900      3,275,736
    Bangkok Aviation Fuel Services PCL...............  1,110,054        895,491
    Bangkok Bank PCL (6077019).......................  1,321,500      8,824,073
    Bangkok Bank PCL (6368360).......................    916,300      6,001,326
    Bangkok Chain Hospital PCL.......................  4,853,950      1,070,040
    Bangkok Dusit Medical Services PCL...............  1,386,500      6,489,529
    Bangkok Expressway PCL...........................  1,642,900      1,915,842
    Bangkok Insurance PCL............................     10,600        133,093
    Bangkok Life Assurance PCL.......................  1,454,000      2,740,767
   *Bangkok Metro PCL................................ 22,381,200        793,710
    Bangkokland PCL (6712893)........................  2,802,700        130,733
    Bangkokland PCL (6712912)........................ 56,302,000      2,626,227
    Bank of Ayudhya PCL (6075949)....................  1,966,800      2,340,681
    Bank of Ayudhya PCL (6359933)....................  5,569,500      6,628,239
    Banpu PCL........................................    489,874      3,615,364
    BEC World PCL....................................  1,779,800      3,497,051
    Big C Supercenter PCL (6368434)..................    435,200      2,697,406
    Big C Supercenter PCL (6763932)..................    304,900      1,889,795
    Bumrungrad Hospital PCL..........................    988,000      2,564,697
    CalComp Electronics Thailand PCL.................  8,966,200        807,817
    Central Pattana PCL..............................  3,412,400      4,687,962
    Central Plaza Hotel PCL..........................  2,269,500      2,193,367
    CH Karnchang PCL.................................  3,123,100      1,825,966
    Charoen Pokphand Foods PCL.......................  9,371,000      8,383,003
    Charoong Thai Wire & Cable PCL...................  1,034,400        347,003
    Country Group Securities PCL.....................  4,415,811        173,529
    CP ALL PCL.......................................  5,278,700      6,029,186
    CS Loxinfo PCL...................................    871,900        334,275
    Delta Electronics Thailand PCL...................  2,342,000      3,348,387
    Dhipaya Insurance PCL............................    182,300        251,900
    Diamond Building Products PCL....................  1,223,100        351,690
    DSG International Thailand PCL...................  1,499,500        536,562
    Dynasty Ceramic PCL..............................    524,600        988,863
    Eastern Water Resources Development and
      Management PCL.................................  2,896,900      1,193,930
    Electricity Generating PCL (6304643).............    478,700      2,079,974
    Electricity Generating PCL (6368553).............    161,000        699,553
    Erawan Group PCL (The)...........................  5,100,500        632,266
    Esso Thailand PCL................................  7,546,700      1,675,705

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
THAILAND -- (Continued)
   *G J Steel PCL...................................... 100,918,450 $   257,939
    G Steel PCL (Foreign)..............................  22,734,200     138,003
   *GFPT PCL...........................................   2,666,322     787,971
    Glow Energy PCL....................................   1,773,100   3,880,427
   *GMM Grammy PCL.....................................     991,800     481,641
   *Golden Land Property Development PCL (6368586).....     816,400     199,535
   *Golden Land Property Development PCL (6375296).....     291,500      71,245
   *Grand Canal Land PCL...............................   3,007,200     297,838
   *Grande Asset Hotels & Property PCL.................     886,200      34,259
    Gunkul Engineering PCL.............................     764,700     429,991
    Hana Microelectronics PCL..........................   1,670,757   1,083,590
    Hemaraj Land and Development PCL (6710046).........     374,400      39,473
    Hemaraj Land and Development PCL (6710165).........  16,992,900   1,791,584
    Home Product Center PCL............................   7,314,658   2,757,603
    ICC International PCL..............................      51,000      65,990
    Indorama Ventures PCL..............................   6,760,500   3,844,629
    IRPC PCL...........................................  41,712,490   4,237,882
   *Italian-Thai Development PCL.......................  10,184,400   1,529,287
   *ITV PCL............................................     183,700       6,162
    Jasmine International PCL..........................   9,740,800   2,583,024
    Jaymart PCL........................................     668,300     439,840
    Jubilee Enterprise PCL.............................      71,100      55,426
    Kang Yong Electric PCL.............................         500       4,824
    Kasikornbank PCL (6364766).........................   1,639,800   9,561,134
    Kasikornbank PCL (6888794).........................   1,478,800   8,835,003
    KCE Electronics PCL................................     965,700     487,478
    KGI Securities Thailand PCL........................   5,950,300     536,097
    Khon Kaen Sugar Industry PCL.......................   3,263,300   1,334,512
    Kiatnakin Bank PCL.................................   2,216,507   3,045,041
    Krung Thai Bank PCL................................  21,343,175  12,069,463
    Krungthai Card PCL.................................     115,200     153,661
    Laguna Resorts & Hotels PCL........................      10,800      10,610
    Lam Soon Thailand PCL..............................     354,600      44,863
    Land and Houses PCL (6581930)......................   3,326,700   1,094,729
    Land and Houses PCL (6581941)......................   8,712,200   2,811,285
    Lanna Resources PCL................................   1,108,550     382,503
    LH Financial Group PCL.............................   4,623,626     202,376
    Loxley PCL.........................................   4,647,368     730,513
    LPN Development PCL (B00PXK5)......................     301,300     205,038
    LPN Development PCL (B00Q643)......................   1,962,300   1,335,367
    Major Cineplex Group PCL...........................   1,700,400   1,146,276
    Maybank Kim Eng Securities Thailand PCL............      38,600      29,474
    MBK PCL............................................     356,200   1,798,070
    MCOT PCL...........................................   1,109,400   1,453,208
    MCS Steel PCL......................................     735,500     135,116
    Minor International PCL............................   4,796,561   3,524,630
    Modernform Group PCL...............................     333,600     106,049
   *Muang Thai Insurance PCL...........................       1,300       4,942
    Muramoto Electron Thailand PCL.....................       7,400      31,681
   *Nation Multimedia Group PCL........................   5,232,800     245,758
   *Natural Park PCL...................................  38,391,200     110,390
    Nava Nakorn PCL....................................     405,800      28,523
   *Padaeng Industry PCL...............................     192,800      67,757

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Polyplex Thailand PCL...............................  1,843,800 $   636,199
    Precious Shipping PCL...............................  2,171,500   1,144,720
    President Bakery PCL................................      1,800       2,703
    Property Perfect PCL................................ 16,937,200     622,293
    Pruksa Real Estate PCL..............................  4,239,800   2,546,589
    PTT Exploration & Production PCL....................  3,588,369  17,884,523
    PTT Global Chemical PCL.............................  6,530,911  13,771,250
    PTT PCL.............................................  2,561,480  27,087,856
    Quality Houses PCL.................................. 19,611,475   1,704,256
   *Raimon Land PCL.....................................  7,926,400     321,614
    Ratchaburi Electricity Generating Holding PCL
      (6294249).........................................  1,262,300   2,056,783
    Ratchaburi Electricity Generating Holding PCL
      (6362771).........................................    492,800     802,965
   *Regional Container Lines PCL........................  1,750,000     329,872
    Robinson Department Store PCL.......................    985,800   1,779,479
    Rojana Industrial Park PCL..........................  2,941,900     827,116
    RS PCL..............................................  1,253,100     346,304
    Saha-Union PCL......................................    630,900     821,379
   *Sahaviriya Steel Industries PCL..................... 52,928,580     642,583
    Samart Corp. PCL....................................  1,626,900     982,377
    Samart I-Mobile PCL.................................  3,239,100     343,572
    Samart Telcoms PCL..................................  1,115,000     591,342
    Sansiri PCL......................................... 18,670,164   1,598,596
    SC Asset Corp PCL...................................  8,688,537   1,082,597
    Siam Cement PCL (6609906)...........................    129,300   1,900,255
    Siam Cement PCL (6609928)...........................    396,500   5,801,821
    Siam City Cement PCL (6363194)......................     19,700     269,380
    Siam City Cement PCL (6806387)......................    256,600   3,508,780
    Siam Commercial Bank PCL............................  2,266,369  11,476,661
   *Siam Commercial Samaggi Insurance PCL (The).........     38,300      36,097
    Siam Future Development PCL.........................  3,046,434     613,180
    Siam Global House PCL...............................  2,980,433   1,923,474
    Siam Makro PCL......................................    178,200   4,417,994
    Siamgas & Petrochemicals PCL........................  1,970,100     642,013
    Sino Thai Engineering & Construction PCL............  2,141,871   1,320,706
    SNC Former PCL......................................    472,000     363,425
    Somboon Advance Technology PCL......................  1,197,625     688,730
   *SPCG PCL............................................  1,016,600     711,295
    Sri Ayudhya Capital PCL.............................    193,100     158,860
    Sri Trang Agro-Industry PCL.........................  3,280,400   1,278,622
    Srithai Superware PCL...............................    797,500     532,516
   *Stars Microelectronics Thailand PCL.................    663,900     158,021
    STP & I PCL.........................................    494,128   1,191,906
    Supalai PCL.........................................  3,255,900   1,612,347
    Susco PCL...........................................  2,397,300     303,301
   *SVI PCL.............................................  3,993,828     456,802
    Symphony Communication PCL..........................    221,700     111,204
   *Tata Steel Thailand PCL.............................  9,386,800     221,924
    Thai Airways International PCL......................  4,563,737   3,309,803
    Thai Carbon Black PCL...............................    157,300     113,075
    Thai Central Chemical PCL...........................    192,400     148,757
    Thai Factory Development PCL........................  1,602,780     473,665
    Thai Metal Trade PCL................................    396,500     130,478
    Thai Oil PCL........................................  3,455,000   6,733,387

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Thai Rayon PCL.....................................     20,400 $     23,300
   *Thai Reinsurance PCL (6609575).....................  1,452,466      220,886
   *Thai Reinsurance PCL (6609995).....................  3,243,433      493,251
    Thai Rung Union Car PCL............................    439,000      126,931
    Thai Stanley Electric PCL (B01GKK6)................    150,500    1,192,460
    Thai Stanley Electric PCL (B01GKM8)................      5,600       44,371
    Thai Tap Water Supply PCL..........................  6,785,500    2,341,323
    Thai Union Frozen Products PCL.....................  1,934,790    3,477,059
    Thai Vegetable Oil PCL.............................  1,742,825    1,041,241
    Thai-German Ceramic PCL............................  2,012,300      231,447
    Thaicom PCL........................................  1,933,800    1,899,819
    Thanachart Capital PCL.............................  3,772,300    4,037,446
    Thitikorn PCL......................................    386,200      150,532
   *Thoresen Thai Agencies PCL.........................  2,392,008    1,169,256
    Ticon Industrial Connection PCL....................  2,031,087    1,291,330
   *Tipco Asphalt PCL..................................    592,100    1,040,431
   *TIPCO Foods PCL....................................  1,108,700      357,759
    Tisco Financial Group PCL (B3KFW10)................    284,790      345,751
    Tisco Financial Group PCL (B3KFW76)................  1,269,300    1,541,003
    TMB Bank PCL....................................... 63,445,913    4,743,241
    Total Access Communication PCL (B1YWK08)...........  1,654,500    6,210,982
    Total Access Communication PCL (B231MK7)...........    200,000      750,799
    Toyo-Thai Corp. PCL (B5ML0B6)......................    427,800      433,950
    Toyo-Thai Corp. PCL (B5ML0D8)......................    186,400      189,080
    TPI Polene PCL.....................................  4,783,361    1,696,336
   *True Corp. PCL..................................... 18,601,515    4,665,236
    Union Mosaic Industry PCL..........................  1,086,350      548,381
    Unique Engineering & Construction PCL..............  2,201,700      513,496
    Univanich Palm Oil PCL.............................    477,000      167,636
    Univentures PCL....................................  3,529,700      885,244
    Vanachai Group PCL.................................  2,267,900      205,778
    Vibhavadi Medical Center PCL.......................  2,801,780      930,943
    Vinythai PCL.......................................  2,320,500      852,580
    Workpoint Entertainment PCL........................    513,100      614,736
                                                                   ------------
TOTAL THAILAND.........................................             367,755,200
                                                                   ------------
TURKEY -- (2.1%)
    Adana Cimento Sanayii TAS Class A..................    324,885      680,268
   #Adel Kalemcilik Ticaret ve Sanayi A.S..............     12,294      375,364
   *Afyon Cimento Sanayi TAS...........................      2,677       63,671
   #Akbank TAS.........................................  4,484,370   17,169,157
    Akcansa Cimento A.S................................    218,094    1,224,386
  #*Akenerji Elektrik Uretim A.S.......................  1,703,269    1,160,053
  #*Akfen Holding A.S..................................    575,922    1,271,548
    Aksa Akrilik Kimya Sanayii.........................    632,979    2,408,410
    Aksigorta A.S......................................    858,752    1,086,938
    Alarko Holding A.S.................................    437,855    1,284,229
   *Albaraka Turk Katilim Bankasi A.S..................  2,145,719    2,026,658
    Alkim Alkali Kimya A.S.............................     35,326      217,684
  #*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari....
      A.S..............................................     81,444    2,195,841
   *Anadolu Anonim Tuerk Sigorta Sirketi...............  1,389,354      896,172
    Anadolu Cam Sanayii A.S............................    753,927    1,020,221
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.........    426,135    5,864,699

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TURKEY -- (Continued)
   #Anadolu Hayat Emeklilik A.S..........................   248,337 $  475,117
  #*Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.........    28,959    316,883
   #Arcelik A.S..........................................   809,844  5,396,874
   #Aselsan Elektronik Sanayi Ve Ticaret A.S.............   257,286  1,168,211
  #*Asya Katilim Bankasi A.S............................. 3,460,812  3,477,074
    Aygaz A.S............................................   271,764  1,239,580
   #Bagfas Bandirma Gubre Fabrik.........................    23,761    508,818
  #*Banvit Bandirma Vitaminli Yem Sanayii ASA............   217,870    399,478
  #*Baticim Bati Anadolu Cimento Sanayii A.S.............   191,689    613,660
  #*Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....   257,497    195,171
   #BIM Birlesik Magazalar A.S...........................   311,355  7,162,937
    Bizim Toptan Satis Magazalari A.S....................    78,815  1,175,434
    Bolu Cimento Sanayii A.S.............................   299,793    337,002
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........    56,295    929,633
   *Bosch Fren Sistemleri................................       584     39,034
   *Boyner Buyuk Magazacilik.............................   214,911    642,772
   #Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S......   135,545    379,112
    Bursa Cimento Fabrikasi A.S..........................   121,422    287,307
    Celebi Hava Servisi A.S..............................    24,995    189,555
    Cimsa Cimento Sanayi VE Tica.........................   272,673  1,576,062
    Coca-Cola Icecek A.S.................................    93,591  2,629,897
  #*Deva Holding A.S.....................................   340,450    358,240
    Dogan Gazetecilik A.S................................    63,205     45,501
  #*Dogan Sirketler Grubu Holding A.S.................... 5,063,261  2,475,465
  #*Dogan Yayin Holding A.S.............................. 2,371,630    855,301
    Dogus Otomotiv Servis ve Ticaret A.S.................   501,655  2,850,189
   *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S...........   219,859    132,019
  #*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S......   150,885    329,835
   #Eczacibasi Yatirim Holding Ortakligi A.S.............   202,165    631,331
    EGE Seramik Sanayi ve Ticaret A.S....................   465,596    552,997
   #EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S............................... 1,391,141  1,555,952
    Enka Insaat ve Sanayi A.S............................ 1,734,517  4,781,635
   #Eregli Demir ve Celik Fabrikalari TAS................ 6,568,960  6,515,233
   #Fenerbahce Futbol A.S................................    17,229    251,162
    Ford Otomotiv Sanayi A.S.............................   153,943  2,208,631
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...    19,620    287,316
    Gentas Genel Metal Sanayi ve Ticaret A.S.............   334,673    209,104
    Global Yatirim Holding A.S........................... 1,581,815  1,121,433
    Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S......    61,429      6,663
   #Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..    28,701    764,679
   #Goodyear Lastikleri TAS..............................    20,177    471,301
   *Gozde Girisim Sermayesi Yatirim Ortakligi A.S........   406,649    994,308
   *GSD Holding.......................................... 1,902,977  1,327,241
   *Gubre Fabrikalari TAS................................   153,382  1,204,214
   *Gunes Sigorta........................................   249,174    260,264
  #*Hurriyet Gazetecilik A.S............................. 1,046,425    403,868
  #*Ihlas EV Aletleri....................................   383,614    106,454
  #*Ihlas Holding A.S.................................... 4,157,323  1,771,862
  #*Ihlas Madencilik A.S.................................   114,878    571,830
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S........................................    88,652    173,211
  #*Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...........   594,343  1,181,892
   *Is Finansal Kiralama A.S.............................   715,178    362,312
    Is Yatirim Menkul Degerler A.S. Class A..............   176,359    132,134

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TURKEY -- (Continued)
   *Isiklar Yatirim Holding A.S..........................   267,745 $    67,563
   *Ittifak Holding A.S..................................    39,578      49,444
  #*Izmir Demir Celik Sanayi A.S.........................   370,825     390,781
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A.............................................   953,726     821,782
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B.............................................   466,851     781,977
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D............................................. 3,338,802   2,010,787
  #*Karsan Otomotiv Sanayii Ve Ticaret A.S...............   889,580     510,181
   #Kartonsan Karton Sanayi ve Ticaret A.S...............     4,798     548,901
  #*Kerevitas Gida Sanayi ve Ticaret A.S.................     6,569     131,692
    KOC Holding A.S...................................... 1,622,616   7,155,216
   #Konya Cimento Sanayii A.S............................     4,370     564,926
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
      ve Ticaret A.S.....................................   282,005     461,418
    Koza Altin Isletmeleri A.S...........................    70,035     965,496
   *Koza Anadolu Metal Madencilik Isletmeleri A.S........ 1,358,132   2,196,640
    Mardin Cimento Sanayii ve Ticaret A.S................   180,849     401,257
   *Marshall Boya ve Vernik..............................    14,466     287,769
   *Marti Otel Isletmeleri A.S...........................   136,993      45,817
   *Menderes Tekstil Sanayi ve Ticaret A.S...............   607,410     146,673
   *Metro Ticari ve Mali Yatirimlar Holding A.S..........   674,137     173,666
   *Migros Ticaret A.S...................................   118,915   1,254,606
  #*Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.......   192,675     108,295
    Mutlu Aku ve Malzemeleri Sanayi AS...................    93,037     201,825
   *Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS.....    11,684     133,079
   #NET Holding A.S......................................   889,889   1,142,066
  #*Net Turizm Ticaret ve Sanayi SA......................   749,755     334,686
   #Netas Telekomunikasyon A.S...........................   132,095     481,042
    Nuh Cimento Sanayi A.S...............................   182,618   1,065,721
   #Otokar Otomotiv Ve Savunma Sanayi A.S................    38,058   1,254,357
  #*Park Elektrik Uretim Madencilik Sanayi ve Ticaret....
      A.S................................................   381,183     926,967
  #*Petkim Petrokimya Holding A.S........................ 2,888,600   4,026,677
    Pinar Entegre Et ve Un Sanayi A.S....................    80,971     295,224
    Pinar SUT Mamulleri Sanayii A.S......................    97,387     796,995
  #*Polyester Sanayi A.S.................................   991,441     469,574
   *Reysas Tasimacilik ve Lojistik Ticaret A.S...........   150,867      51,349
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...   202,914     294,735
  #*Sekerbank TAS........................................ 2,392,242   2,366,621
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............   841,293     828,107
    Soda Sanayii A.S.....................................   402,113     470,642
   *Soktas Tekstil Sanayi ve Ticaret A.S.................    14,211      21,722
  #*TAT Konserve Sanayii A.S.............................   761,950     948,671
    TAV Havalimanlari Holding A.S........................   608,409   3,802,717
    Tekfen Holding A.S................................... 1,103,722   3,483,961
   *Tekstil Bankasi A.S.................................. 1,044,262     924,694
    Tofas Turk Otomobil Fabrikasi A.S....................   322,802   2,132,863
    Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi
      TAS................................................     5,404      14,691
   #Trakya Cam Sanayi A.S................................ 1,616,610   2,087,477
    Tupras Turkiye Petrol Rafinerileri A.S...............   315,815   6,761,153
    Turcas Petrol A.S....................................   421,209     650,076
   #Turk Hava Yollari.................................... 2,618,353  10,995,055
   #Turk Telekomunikasyon A.S............................   657,854   2,356,194
    Turk Traktor ve Ziraat Makineleri A.S................    60,297   1,878,960
  #*Turkcell Iletisim Hizmetleri A.S..................... 1,006,928   5,839,936
   *Turkcell Iletisim Hizmetleri A.S. ADR................   293,927   4,288,395

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                     SHARES       VALUE++
                                                    --------- ---------------
TURKEY -- (Continued)
    Turkiye Garanti Bankasi A.S.................... 5,810,945 $    22,677,806
    Turkiye Halk Bankasi A.S....................... 1,441,441      10,828,029
    Turkiye Is Bankasi............................. 4,002,439      10,601,419
    Turkiye Sinai Kalkinma Bankasi A.S............. 4,489,883       4,341,587
    Turkiye Sise ve Cam Fabrikalari A.S............ 2,904,200       4,169,322
   #Turkiye Vakiflar Bankasi Tao................... 3,278,523       7,136,128
   #Ulker Biskuvi Sanayi A.S.......................   348,894       2,356,394
    Uzel Makina Sanayii A.S........................    63,028              --
  #*Vestel Beyaz Esya Sanayi ve Ticaret A.S........   302,000         439,087
  #*Vestel Elektronik Sanayi ve Ticaret A.S........   652,768         705,403
  #*Yapi Kredi Sigorta A.S.........................    83,571         795,515
   #Yapi ve Kredi Bankasi A.S...................... 2,143,603       4,664,315
  #*Zorlu Enerji Elektrik Uretim A.S...............   983,658         667,886
                                                              ---------------
TOTAL TURKEY.......................................               252,762,497
                                                              ---------------
TOTAL COMMON STOCKS................................            10,665,886,085
                                                              ---------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.5%)
    AES Tiete SA...................................   351,406       3,473,472
    Alpargatas SA..................................   508,200       3,120,907
    Banco ABC Brasil SA............................   475,334       2,500,278
    Banco Bradesco SA.............................. 1,955,373      23,742,009
    Banco Daycoval SA..............................   108,594         386,518
    Banco do Estado do Rio Grande do Sul...........
      SA Class B...................................   826,320       5,520,028
    Banco Industrial e Comercial SA................   287,455         463,688
   *Banco Panamericano SA..........................   538,700       1,430,961
    Banco Pine SA..................................   112,200         503,616
    Banco Sofisa SA................................    85,800         117,341
   *Battistella Adm Participacoes SA...............    22,700          10,149
   *Bombril SA.....................................     8,400          24,007
   *Braskem SA Class A.............................   185,000       1,425,603
    Centrais Eletricas Brasileiras SA Class B......   652,100       2,378,185
   *Centrais Eletricas de Santa Catarina SA........    60,363         505,373
    Cia Brasileira de Distribuicao Grupo Pao de
      Acucar.......................................    99,920       4,431,983
    Cia de Bebidas das Americas....................   235,244       8,869,019
    Cia de Gas de Sao Paulo Class A................   106,895       2,612,224
    Cia de Saneamento do Parana....................    96,300         265,090
    Cia de Transmissao de Energia Eletrica
      Paulista.....................................   165,300       2,456,296
    Cia Energetica de Minas Gerais.................   330,111       3,018,439
    Cia Energetica de Sao Paulo Class B............   678,614       5,976,003
    Cia Energetica do Ceara Class A................   116,825       2,094,436
    Cia Ferro Ligas da Bahia--Ferbasa..............   188,982         999,852
    Cia Paranaense de Energia......................   119,560       1,465,316
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.....................................   636,586       1,704,929
   *Empresa Metropolitana de Aguas e Energia SA....     6,100          16,016
    Eucatex SA Industria e Comercio................    70,659         187,383
    Forjas Taurus SA...............................   362,723         378,408
    Fras-Le Middle East Class A....................     4,800           9,773
    Gerdau SA......................................   301,883       1,930,643
   *Gol Linhas Aereas Inteligentes SA..............   390,766       1,339,466
   *Inepar SA Industria e Construcoes..............   215,950         121,163
    Itau Unibanco Holding SA....................... 2,951,785      37,703,559

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
    Klabin SA..........................................  1,860,233 $  9,034,730
    Lojas Americanas SA................................  1,012,328    7,059,915
    Marcopolo SA.......................................    784,859    4,455,224
    Oi SA..............................................    226,779      416,510
    Parana Banco SA....................................     45,100      243,159
    Petroleo Brasileiro SA.............................  1,177,100    8,405,093
    Randon Participacoes SA............................    870,956    4,501,094
    Saraiva SA Livreiros Editores......................    124,964    1,615,902
    Suzano Papel e Celulose SA Class A.................  1,564,799    5,336,374
    Telefonica Brasil SA...............................    225,198    4,768,806
    Unipar Participacoes SA Class B....................  1,538,997      303,570
   *Usinas Siderurgicas de Minas Gerais SA Class A.....  1,899,158    7,250,824
    Vale SA............................................  1,216,428   15,009,730
    Whirlpool SA.......................................     36,486       66,851
                                                                   ------------
TOTAL BRAZIL...........................................             189,649,915
                                                                   ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B.......................        676        1,698
    Embotelladora Andina SA............................    139,928      593,098
    Embotelladora Andina SA Class B....................    212,801    1,118,153
    Sociedad Quimica y Minera de Chile SA Class B......     11,313      325,839
                                                                   ------------
TOTAL CHILE............................................               2,038,788
                                                                   ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA................................    105,836      225,106
    Banco Davivienda SA................................    293,568    3,575,959
    Grupo Aval Acciones y Valores......................  1,910,711    1,381,541
    Grupo de Inversiones Suramericana SA...............     55,132    1,102,203
                                                                   ------------
TOTAL COLOMBIA.........................................               6,284,809
                                                                   ------------
TOTAL PREFERRED STOCKS.................................             197,973,512
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Banco Santander Brasil SA 08/02/13.................    343,728           --
   *MPX Energia SA Rights 08/08/13.....................     51,277       10,340
   *Refinaria de Petroleos de Manguinhos SA Rights
     01/02/14..........................................    188,676        5,789
                                                                   ------------
TOTAL BRAZIL...........................................                  16,129
                                                                   ------------
MALAYSIA -- (0.0%)
   *Puncak Niaga Holding Bhd Warrants 12/29/17.........     61,406       30,854
                                                                   ------------
POLAND -- (0.0%)
   *Polimex-Mostostal SA Rights........................  2,510,058           --
                                                                   ------------
SOUTH KOREA -- (0.0%)
  #*Heung A Shipping Co., Ltd. Rights 08/13/13.........     61,749       45,621
  #*Innox Corp. Rights 08/22/13........................      2,320       14,041
                                                                   ------------
TOTAL SOUTH KOREA......................................                  59,662
                                                                   ------------
THAILAND -- (0.0%)
   *Bangkokland PCL Warrants 06/24/14.................. 17,173,030      197,517

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                               SHARES         VALUE++
                                             ------------ ---------------
THAILAND -- (Continued)
   *G J Steel PCL Rights 02/07/20...........    5,733,585 $        31,141
   *Grand Canal Land PCL Warrants 06/30/16..        9,712             652
   *Italian-Thai Development PCL Rights
     08/09/13...............................    1,619,320          87,950
   *KCE Electronics PCL Warrants 06/19/16...      208,925          69,419
   *National Multimedia Group PCL Warrants
     06/19/18...............................      238,600           3,583
   *Thai Factory Development PCL Warrants
     05/15/16...............................      217,880          37,938
   *Thoresen Thai Agencies PCL Rights
     09/12/15...............................      175,626          24,576
                                                          ---------------
TOTAL THAILAND..............................                      452,776
                                                          ---------------
TOTAL RIGHTS/WARRANTS.......................                      559,421
                                                          ---------------

                                               SHARES/
                                                FACE
                                               AMOUNT
                                                (000)         VALUE+
                                             ------------ ---------------
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@ DFA Short Term Investment Fund.........  102,592,913   1,187,000,000
   @ Repurchase Agreement, Deutsche Bank....
     Securities, Inc. 0.10%, 08/01/13
  (Collateralized by $12,157,380 FNMA,
  rates ranging from 4.500% to 6.000%,
  maturities ranging from 01/01/40 to
  05/01/42, valued at $7,800,650) to be
  repurchased at $7,647,717................. $      7,648       7,647,696
                                                          ---------------
TOTAL SECURITIES LENDING COLLATERAL.........                1,194,647,696
                                                          ---------------
TOTAL INVESTMENTS -- (100.0%)...............
  (Cost $11,828,053,005)^^..................              $12,059,066,714
                                                          ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                         -----------------------------------------------------
                            LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         -------------- -------------- ------- ---------------
  Common Stocks
     Brazil............. $1,026,339,940             --   --    $ 1,026,339,940
     Chile..............    173,603,951             --   --        173,603,951
     China..............    199,443,000 $1,471,894,195   --      1,671,337,195
     Colombia...........     58,513,223             --   --         58,513,223
     Czech Republic.....             --     29,908,788   --         29,908,788
     Egypt..............             --      4,788,139   --          4,788,139
     Hong Kong..........          5,884      1,340,871   --          1,346,755
     Hungary............        250,183     34,996,011   --         35,246,194
     India..............     71,704,657    630,336,758   --        702,041,415
     Indonesia..........     14,271,477    353,090,500   --        367,361,977
     Israel.............             --        276,608   --            276,608
     Malaysia...........      2,256,134    497,239,612   --        499,495,746
     Mexico.............    627,454,218             --   --        627,454,218
     Peru...............     16,126,742             --   --         16,126,742
     Philippines........      3,632,398    170,961,194   --        174,593,592
     Poland.............        108,866    177,058,559   --        177,167,425
     Russia.............     22,214,435    326,554,190   --        348,768,625
     South Africa.......     74,831,262    718,374,675   --        793,205,937
     South Korea........     82,920,415  1,614,805,958   --      1,697,726,373
     Taiwan.............     24,442,578  1,615,622,967   --      1,640,065,545
     Thailand...........    367,749,038          6,162   --        367,755,200
     Turkey.............      4,421,474    248,341,023   --        252,762,497
  Preferred Stocks
     Brazil.............    189,649,915             --   --        189,649,915
     Chile..............      2,038,788             --   --          2,038,788
     Colombia...........      6,284,809             --   --          6,284,809
  Rights/Warrants
     Brazil.............             --         16,129   --             16,129
     Malaysia...........             --         30,854   --             30,854
     Poland.............             --             --   --                 --
     South Korea........             --         59,662   --             59,662
     Thailand...........             --        452,776   --            452,776
  Securities Lending
    Collateral..........             --  1,194,647,696   --      1,194,647,696
                         -------------- --------------   --    ---------------
  TOTAL................. $2,968,263,387 $9,090,803,327   --    $12,059,066,714
                         ============== ==============   ==    ===============

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES   VALUE+
                                                           ------- --------
COMMON STOCKS -- (77.8%)
Consumer Discretionary -- (11.0%)
    Abercrombie & Fitch Co. Class A.......................   1,639 $ 81,737
    Advance Auto Parts, Inc...............................     543   44,792
   *Amazon.com, Inc.......................................   1,909  575,029
   *AMC Networks, Inc. Class A............................     190   12,969
    Autoliv, Inc..........................................   1,000   81,770
   *AutoNation, Inc.......................................     601   28,788
   *Bed Bath & Beyond, Inc................................   1,628  124,493
   *BorgWarner, Inc.......................................   1,035   98,770
   *Cabela's, Inc.........................................     647   44,410
   *CarMax, Inc...........................................   1,278   62,673
    Carnival Corp.........................................   1,969   72,912
    Carter's, Inc.........................................     447   31,880
    CBS Corp. Class B.....................................   3,004  158,731
   *Charter Communications, Inc. Class A..................     570   71,672
   *Chipotle Mexican Grill, Inc...........................     184   75,858
    Cinemark Holdings, Inc................................   1,389   40,448
    Coach, Inc............................................   1,674   88,940
    Comcast Corp. Class A.................................  10,909  491,778
    Comcast Corp. Special Class A.........................   2,758  118,897
    Darden Restaurants, Inc...............................   1,547   75,880
    Delphi Automotive P.L.C...............................   1,770   95,084
    Dick's Sporting Goods, Inc............................     655   33,674
    Dillard's, Inc. Class A...............................     436   36,811
   *DIRECTV...............................................   2,377  150,393
   *Discovery Communications, Inc.........................     200   14,532
   *Discovery Communications, Inc. Class A................     654   52,137
    DISH Network Corp. Class A............................   1,153   51,481
   *Dollar General Corp...................................   1,774   96,985
   *Dollar Tree, Inc......................................   1,210   64,917
    DR Horton, Inc........................................   2,850   57,285
    DSW, Inc. Class A.....................................     432   32,741
    Dunkin' Brands Group, Inc.............................   1,094   47,261
    Expedia, Inc..........................................   1,096   51,654
    Family Dollar Stores, Inc.............................     856   58,859
    Foot Locker, Inc......................................   2,018   72,910
    Ford Motor Co.........................................  23,526  397,119
   *Fossil Group, Inc.....................................     437   48,026
    GameStop Corp. Class A................................   2,023   99,248
    Gannett Co., Inc......................................   1,890   48,686
    Gap, Inc. (The).......................................   1,605   73,670
   *General Motors Co.....................................   3,049  109,368
    Gentex Corp...........................................   1,248   28,180
    Genuine Parts Co......................................     922   75,595
    GNC Holdings, Inc. Class A............................   1,000   52,780
   *Goodyear Tire & Rubber Co. (The)......................   2,928   54,168
   *Groupon, Inc..........................................   1,729   15,319
    H&R Block, Inc........................................   1,623   51,011
    Hanesbrands, Inc......................................     632   40,107
    Harley-Davidson, Inc..................................   1,669   94,749
    Harman International Industries, Inc..................     900   54,477
    Hasbro, Inc...........................................     964   44,344

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
    Home Depot, Inc. (The)................................  8,015 $633,425
   *Hyatt Hotels Corp. Class A............................    300   13,575
    International Game Technology.........................  2,284   42,185
    Interpublic Group of Cos., Inc. (The).................  4,491   73,877
    Johnson Controls, Inc.................................  3,821  153,642
    Kohl's Corp...........................................  3,491  184,953
    L Brands, Inc.........................................  1,296   72,278
   *Lamar Advertising Co. Class A.........................  1,000   43,330
    Las Vegas Sands Corp..................................  2,458  136,591
    Lear Corp.............................................  1,055   73,080
    Leggett & Platt, Inc..................................  1,921   60,339
    Lennar Corp. Class A..................................  1,429   48,400
   *Liberty Global P.L.C. Class A.........................    502   40,722
   *Liberty Global P.L.C. Series C........................    500   38,580
   *Liberty Interactive Corp. Class A.....................  4,300  105,178
   *Lions Gate Entertainment Corp.........................  1,406   45,737
   *Live Nation Entertainment, Inc........................  1,104   18,084
   *LKQ Corp..............................................  1,437   37,463
    Lowe's Cos., Inc......................................  4,777  212,959
    Macy's, Inc...........................................  2,716  131,291
   *Madison Square Garden Co. (The) Class A...............    567   33,436
    Marriott International, Inc. Class A..................  1,376   57,200
    Mattel, Inc...........................................  2,047   86,035
    McDonald's Corp.......................................  5,974  585,930
   *MGM Resorts International.............................  4,241   69,171
   *Michael Kors Holdings, Ltd............................  1,201   80,875
   *Mohawk Industries, Inc................................    500   59,495
    Morningstar, Inc......................................    540   41,159
   *Netflix, Inc..........................................    166   40,541
    Newell Rubbermaid, Inc................................  1,500   40,530
   *News Corp. Class A....................................  1,681   26,778
   *News Corp. Class B....................................    487    7,836
    NIKE, Inc.............................................  3,580  225,254
    Nordstrom, Inc........................................  1,174   71,896
   *NVR, Inc..............................................     56   51,834
   *O'Reilly Automotive, Inc..............................    658   82,421
    Omnicom Group, Inc....................................  1,541   99,040
   *Panera Bread Co. Class A..............................    167   27,897
   *Penn National Gaming, Inc.............................  1,408   70,386
    PetSmart, Inc.........................................    500   36,610
    Polaris Industries, Inc...............................    410   45,977
   *priceline.com, Inc....................................    307  268,831
   *PulteGroup, Inc.......................................  2,292   38,116
    PVH Corp..............................................    633   83,423
    Ralph Lauren Corp.....................................    320   58,259
    Ross Stores, Inc......................................  1,199   80,897
    Royal Caribbean Cruises, Ltd..........................  1,946   74,123
   *Sally Beauty Holdings, Inc............................    761   23,218
    Scripps Networks Interactive, Inc. Class A............    669   47,345
   *Sears Holdings Corp...................................    900   41,220
    Service Corp. International/US........................  3,000   56,910
    Signet Jewelers, Ltd..................................    640   46,790
    Sirius XM Radio, Inc.................................. 16,300   60,799

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Staples, Inc..........................................   8,166 $   138,985
    Starbucks Corp........................................   4,465     318,087
    Starwood Hotels & Resorts Worldwide, Inc..............     852      56,360
    Target Corp...........................................   3,994     284,573
   *Tesla Motors, Inc.....................................     305      40,955
    Tiffany & Co..........................................     714      56,770
    Time Warner Cable, Inc................................   2,278     259,851
    Time Warner, Inc......................................   3,810     237,211
    TJX Cos., Inc.........................................   4,367     227,259
   *Toll Brothers, Inc....................................   1,500      49,305
    Tractor Supply Co.....................................     300      36,339
   *TripAdvisor, Inc......................................     778      58,366
   *TRW Automotive Holdings Corp..........................   1,889     138,483
    Tupperware Brands Corp................................     329      27,728
    Twenty-First Century Fox, Inc. Class A................   6,724     200,913
    Twenty-First Century Fox, Inc. Class B................   1,948      58,421
   *Ulta Salon Cosmetics & Fragrance, Inc.................     200      20,180
   *Under Armour, Inc. Class A............................     377      25,308
   *Urban Outfitters, Inc.................................     822      34,984
    VF Corp...............................................     393      77,421
    Viacom, Inc. Class B..................................   2,386     173,629
   *Visteon Corp..........................................     785      51,708
    Walt Disney Co. (The).................................   9,582     619,476
    Washington Post Co. (The) Class B.....................      73      39,227
    Whirlpool Corp........................................   1,245     166,755
    Williams-Sonoma, Inc..................................     675      39,731
    Wyndham Worldwide Corp................................   1,424      88,715
    Wynn Resorts, Ltd.....................................     453      60,308
    Yum! Brands, Inc......................................   2,600     189,592
                                                                   -----------
Total Consumer Discretionary..............................          13,248,559
                                                                   -----------
Consumer Staples -- (7.4%)
    Altria Group, Inc.....................................  11,969     419,633
    Archer-Daniels-Midland Co.............................   2,923     106,602
    Avon Products, Inc....................................   2,581      59,002
    Beam, Inc.............................................   1,427      92,741
    Brown-Forman Corp. Class A............................     200      14,800
    Brown-Forman Corp. Class B............................     500      36,255
    Bunge, Ltd............................................   1,000      76,010
    Campbell Soup Co......................................   1,770      82,836
    Church & Dwight Co., Inc..............................     774      49,304
    Clorox Co. (The)......................................     780      67,033
    Coca-Cola Co. (The)...................................  19,261     771,981
    Coca-Cola Enterprises, Inc............................   2,368      88,895
    Colgate-Palmolive Co..................................   5,358     320,783
    ConAgra Foods, Inc....................................   3,100     112,251
   *Constellation Brands, Inc. Class A....................     959      49,954
    Costco Wholesale Corp.................................   2,100     246,309
    CVS Caremark Corp.....................................   6,830     419,977
    Dr Pepper Snapple Group, Inc..........................   1,710      79,925
    Energizer Holdings, Inc...............................     700      71,260
    Estee Lauder Cos., Inc. (The) Class A.................   1,413      92,763
    Flowers Foods, Inc....................................     500      11,480

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Staples -- (Continued)
    General Mills, Inc....................................   3,065 $  159,380
   *Green Mountain Coffee Roasters, Inc...................     978     75,482
   *Hain Celestial Group, Inc. (The)......................     272     19,845
    Herbalife, Ltd........................................   1,227     80,369
    Hershey Co. (The).....................................     923     87,565
    Hillshire Brands Co...................................   1,300     45,773
    Hormel Foods Corp.....................................   1,070     45,315
    Ingredion, Inc........................................     500     33,600
    JM Smucker Co. (The)..................................     951    107,007
    Kellogg Co............................................   1,534    101,612
    Kimberly-Clark Corp...................................   2,104    207,875
    Kraft Foods Group, Inc................................   3,365    190,392
    Kroger Co. (The)......................................   2,368     92,991
    Lorillard, Inc........................................   1,692     71,961
    McCormick & Co., Inc..................................     555     39,744
    Mead Johnson Nutrition Co.............................   1,206     87,845
    Molson Coors Brewing Co. Class B......................   1,401     70,134
    Mondelez International, Inc. Class A..................   7,519    235,119
   *Monster Beverage Corp.................................     989     60,319
    Nu Skin Enterprises, Inc. Class A.....................     695     58,130
    PepsiCo, Inc..........................................   8,106    677,175
    Philip Morris International, Inc......................   7,357    656,097
   *Pilgrim's Pride Corp..................................   1,409     23,418
    Procter & Gamble Co. (The)............................  11,671    937,181
    Reynolds American, Inc................................   1,956     96,685
    Safeway, Inc..........................................   4,308    111,103
    Sysco Corp............................................   2,893     99,837
    Tyson Foods, Inc. Class A.............................   3,177     87,749
    Wal-Mart Stores, Inc..................................  11,041    860,536
    Walgreen Co...........................................   4,184    210,246
    Whole Foods Market, Inc...............................   1,847    102,656
                                                                   ----------
Total Consumer Staples....................................          9,002,935
                                                                   ----------
Energy -- (9.3%)
    Anadarko Petroleum Corp...............................   2,541    224,929
    Apache Corp...........................................   2,633    211,298
   *Atwood Oceanics, Inc..................................     976     54,988
    Baker Hughes, Inc.....................................   2,264    107,382
    Cabot Oil & Gas Corp..................................     978     74,152
   *Cameron International Corp............................   1,153     68,373
   *Cheniere Energy, Inc..................................     714     20,399
    Chesapeake Energy Corp................................   8,558    199,401
    Chevron Corp..........................................  11,882  1,495,825
    Cimarex Energy Co.....................................     700     53,501
   *Cobalt International Energy, Inc......................   1,520     43,852
   *Concho Resources, Inc.................................   1,168    104,758
    ConocoPhillips........................................   7,806    506,297
   *Continental Resources, Inc............................     277     25,567
    Core Laboratories NV..................................     268     40,093
   *Denbury Resources, Inc................................   3,563     62,353
    Devon Energy Corp.....................................   1,711     94,122
    Diamond Offshore Drilling, Inc........................   1,472     99,272
   *Dresser-Rand Group, Inc...............................     300     18,261

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                           -------- -----------
Energy -- (Continued)
   *Dril-Quip, Inc........................................      216 $    19,637
    Energen Corp..........................................      669      40,066
    EOG Resources, Inc....................................    1,827     265,810
    EQT Corp..............................................      445      38,493
    Exxon Mobil Corp......................................   28,838   2,703,562
   *FMC Technologies, Inc.................................    1,245      66,359
   *Gulfport Energy Corp..................................      586      31,175
    Halliburton Co........................................    6,100     275,659
    Helmerich & Payne, Inc................................    1,430      90,376
    Hess Corp.............................................    2,076     154,579
    HollyFrontier Corp....................................    3,631     165,392
    Kinder Morgan, Inc....................................    4,134     156,100
    Marathon Oil Corp.....................................    5,573     202,634
    Marathon Petroleum Corp...............................    2,903     212,877
    Murphy Oil Corp.......................................    2,567     173,837
    Nabors Industries, Ltd................................    4,900      75,411
    National Oilwell Varco, Inc...........................    1,895     132,972
   *Newfield Exploration Co...............................    1,889      46,469
    Noble Corp............................................    1,729      66,048
    Noble Energy, Inc.....................................    1,994     124,605
   *Oasis Petroleum, Inc..................................    1,220      51,289
    Occidental Petroleum Corp.............................    5,414     482,117
    Oceaneering International, Inc........................      709      57,493
   *Oil States International, Inc.........................      739      71,853
    Phillips 66...........................................    3,137     192,925
    Pioneer Natural Resources Co..........................      606      93,785
    QEP Resources, Inc....................................    1,600      48,784
    Range Resources Corp..................................      758      59,958
   *Rowan Cos. P.L.C. Class A.............................    1,469      50,460
    Schlumberger, Ltd.....................................    7,445     605,502
    SM Energy Co..........................................    1,314      90,311
   *Southwestern Energy Co................................    3,300     128,007
    Spectra Energy Corp...................................    1,979      71,224
   *Superior Energy Services, Inc.........................    2,180      55,852
    Tesoro Corp...........................................    2,161     122,853
    Transocean, Ltd.......................................    1,598      75,362
   *Ultra Petroleum Corp..................................      941      20,373
    Valero Energy Corp....................................    3,220     115,179
   *Weatherford International, Ltd........................    8,443     117,864
   *Whiting Petroleum Corp................................    1,584      81,528
    Williams Cos., Inc. (The).............................    3,173     108,421
   *WPX Energy, Inc.......................................    2,368      45,489
                                                                    -----------
Total Energy..............................................           11,293,513
                                                                    -----------
Financials -- (10.9%)
    ACE, Ltd..............................................    1,509     137,892
   *Affiliated Managers Group, Inc........................      392      70,697
    Aflac, Inc............................................    2,154     132,859
   *Alleghany Corp........................................      126      50,889
    Allied World Assurance Co. Holdings AG................      210      19,877
    Allstate Corp. (The)..................................    2,079     105,987
   *American Capital, Ltd.................................    2,300      31,418
    American Express Co...................................    5,183     382,350

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    American Financial Group, Inc.........................     785 $   40,577
   *American International Group, Inc.....................   6,221    283,118
    Ameriprise Financial, Inc.............................     894     79,566
    Aon P.L.C.............................................   1,253     84,578
   *Arch Capital Group, Ltd...............................   1,000     54,150
    Arthur J Gallagher & Co...............................   1,072     47,575
    Assurant, Inc.........................................     900     48,744
    Assured Guaranty, Ltd.................................   2,196     47,521
    Axis Capital Holdings, Ltd............................   1,058     46,087
    Bank of America Corp..................................  47,816    698,114
    Bank of New York Mellon Corp. (The)...................   5,048    158,760
    BB&T Corp.............................................   3,111    111,032
   *Berkshire Hathaway, Inc. Class B......................   3,012    349,000
    BlackRock, Inc........................................     599    168,894
    BOK Financial Corp....................................     490     32,678
    Brown & Brown, Inc....................................   1,942     64,067
    Capital One Financial Corp............................   2,591    178,831
    CBOE Holdings, Inc....................................     400     20,040
   *CBRE Group, Inc. Class A..............................   2,170     50,279
    Charles Schwab Corp. (The)............................   4,021     88,824
    Chubb Corp. (The).....................................   1,150     99,475
    Cincinnati Financial Corp.............................     988     48,412
   *CIT Group, Inc........................................   1,785     89,446
    Citigroup, Inc........................................  13,497    703,734
    City National Corp....................................     640     44,499
    CME Group, Inc........................................   1,407    104,090
    Comerica, Inc.........................................   1,656     70,446
    Commerce Bancshares, Inc..............................   1,249     56,992
    Cullen/Frost Bankers, Inc.............................     400     28,816
    Discover Financial Services...........................   3,453    170,958
   *E*TRADE Financial Corp................................   3,393     50,556
    East West Bancorp, Inc................................   1,726     53,213
    Eaton Vance Corp......................................   1,400     56,658
    Erie Indemnity Co. Class A............................     200     16,074
    Everest Re Group, Ltd.................................     311     41,528
    Fidelity National Financial, Inc. Class A.............   2,539     62,155
    Fifth Third Bancorp...................................   4,879     93,823
    First Niagara Financial Group, Inc....................   4,186     44,748
    First Republic Bank...................................   1,468     63,403
    FirstMerit Corp.......................................   1,960     43,943
   *Forest City Enterprises, Inc. Class A.................   1,940     33,989
    Franklin Resources, Inc...............................   2,499    122,151
   *Genworth Financial, Inc. Class A......................   4,371     56,779
    Goldman Sachs Group, Inc. (The).......................   1,932    316,906
    Hartford Financial Services Group, Inc................   6,128    189,110
    HCC Insurance Holdings, Inc...........................   1,102     49,072
   *Howard Hughes Corp. (The).............................     484     52,858
    Huntington Bancshares, Inc............................   9,357     80,002
   *IntercontinentalExchange, Inc.........................     560    102,172
    Invesco, Ltd..........................................   3,944    126,957
    Jones Lang LaSalle, Inc...............................     515     46,880
    JPMorgan Chase & Co...................................  18,083  1,007,766
    KeyCorp...............................................   8,166    100,360

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Legg Mason, Inc.......................................   1,482 $    50,966
    Leucadia National Corp................................   3,231      86,688
    Lincoln National Corp.................................   2,382      99,258
    Loews Corp............................................   1,270      57,849
    LPL Financial Holdings, Inc...........................   1,127      42,894
    M&T Bank Corp.........................................     971     113,471
   *Markel Corp...........................................     117      62,010
    Marsh & McLennan Cos., Inc............................   2,310      96,720
    McGraw-Hill Cos., Inc. (The)..........................   1,673     103,492
    MetLife, Inc..........................................   3,886     188,160
    Moody's Corp..........................................   1,200      81,324
    Morgan Stanley........................................   6,521     177,436
   *MSCI, Inc.............................................   1,487      52,119
    NASDAQ OMX Group, Inc. (The)..........................   1,471      47,660
    New York Community Bancorp, Inc.......................   3,250      49,303
    Northern Trust Corp...................................   2,122     124,222
   *Ocwen Financial Corp..................................     652      31,048
    Old Republic International Corp.......................   2,132      30,807
    PartnerRe, Ltd........................................     508      45,486
    People's United Financial, Inc........................   3,612      54,180
    PNC Financial Services Group, Inc. (The)..............   2,348     178,565
    Principal Financial Group, Inc........................   2,603     112,866
    ProAssurance Corp.....................................     758      40,576
    Progressive Corp. (The)...............................   4,705     122,377
    Protective Life Corp..................................     731      31,674
    Prudential Financial, Inc.............................   2,058     162,520
    Raymond James Financial, Inc..........................   1,074      47,331
    Regions Financial Corp................................  12,538     125,505
    Reinsurance Group of America, Inc.....................     858      58,421
    RenaissanceRe Holdings, Ltd...........................     640      55,661
    SEI Investments Co....................................   1,187      37,521
   *Signature Bank........................................     300      27,465
    SLM Corp..............................................   3,765      93,033
    State Street Corp.....................................   2,023     140,942
    SunTrust Banks, Inc...................................   2,396      83,357
   *SVB Financial Group...................................     500      43,610
    T Rowe Price Group, Inc...............................   1,359     102,251
    TD Ameritrade Holding Corp............................   2,578      69,683
   *TFS Financial Corp....................................   1,679      19,594
    Torchmark Corp........................................     516      36,677
    Travelers Cos., Inc. (The)............................   2,400     200,520
    U.S. Bancorp..........................................  12,430     463,888
    Unum Group............................................   2,274      71,949
    Validus Holdings, Ltd.................................   1,179      41,772
    Waddell & Reed Financial, Inc. Class A................     800      40,848
    Wells Fargo & Co......................................  26,260   1,142,310
    Willis Group Holdings P.L.C...........................     643      27,520
    WR Berkley Corp.......................................   1,295      54,869
    XL Group P.L.C........................................   2,570      80,570
    Zions BanCorp.........................................   1,634      48,432
                                                                   -----------
Total Financials..........................................          13,169,775
                                                                   -----------

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                           -------- ----------
Health Care -- (9.8%)
    Abbott Laboratories...................................   10,589 $  387,875
    AbbVie, Inc...........................................    8,245    374,983
   *Actavis, Inc..........................................      496     66,598
    Aetna, Inc............................................    2,442    156,703
    Agilent Technologies, Inc.............................    2,566    114,777
   *Alexion Pharmaceuticals, Inc..........................      726     84,383
   *Alkermes P.L.C........................................      644     21,626
    Allergan, Inc.........................................    1,554    141,600
    AmerisourceBergen Corp................................    1,720    100,224
    Amgen, Inc............................................    3,360    363,854
   *athenahealth, Inc.....................................      200     22,390
    Baxter International, Inc.............................    3,047    222,553
    Becton Dickinson and Co...............................    1,018    105,587
   *Bio-Rad Laboratories, Inc. Class A....................      249     30,376
   *Biogen Idec, Inc......................................    1,010    220,311
   *BioMarin Pharmaceutical, Inc..........................      411     26,571
   *Boston Scientific Corp................................   11,968    130,691
    Bristol-Myers Squibb Co...............................    7,359    318,203
   *Brookdale Senior Living, Inc..........................    1,024     29,819
    Cardinal Health, Inc..................................    1,914     95,872
   *CareFusion Corp.......................................    1,950     75,211
   *Celgene Corp..........................................    2,187    321,183
   *Cerner Corp...........................................    1,086     53,214
    Cigna Corp............................................    1,722    134,023
    Community Health Systems, Inc.........................    1,817     83,691
    Cooper Cos., Inc. (The)...............................      286     36,422
   *Covance, Inc..........................................      406     33,495
    Covidien P.L.C........................................    2,635    162,395
    CR Bard, Inc..........................................      599     68,645
   *Cubist Pharmaceuticals, Inc...........................      535     33,347
   *DaVita HealthCare Partners, Inc.......................    1,109    129,099
    DENTSPLY International, Inc...........................    1,066     45,710
    Eli Lilly & Co........................................    5,942    315,580
   *Endo Health Solutions, Inc............................    1,700     65,382
   *Express Scripts Holding Co............................    4,560    298,908
   *Forest Laboratories, Inc..............................    2,166     94,351
   *Gilead Sciences, Inc..................................    7,996    491,354
   *Health Management Associates, Inc. Class A............    4,045     54,527
   *Henry Schein, Inc.....................................      694     72,058
   *Hologic, Inc..........................................    2,389     54,230
   *Hospira, Inc..........................................    1,468     59,748
    Humana, Inc...........................................    2,117    193,197
   *Illumina, Inc.........................................      268     21,392
   *Intuitive Surgical, Inc...............................      180     69,840
   *Jazz Pharmaceuticals P.L.C............................      553     41,757
    Johnson & Johnson.....................................   12,585  1,176,697
   *Laboratory Corp. of America Holdings..................      894     86,486
   *Mallinckrodt P.L.C....................................      329     15,098
    McKesson Corp.........................................    1,057    129,652
   *Medivation, Inc.......................................      443     25,636
   *MEDNAX, Inc...........................................      505     49,197
    Medtronic, Inc........................................    5,690    314,316
    Merck & Co., Inc......................................   14,036    676,114

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Mettler-Toledo International, Inc.....................     164 $    36,178
   *Mylan, Inc............................................   2,839      95,277
    Omnicare, Inc.........................................     531      28,031
   *Onyx Pharmaceuticals, Inc.............................     269      35,320
    Patterson Cos., Inc...................................   1,247      50,990
    PerkinElmer, Inc......................................   1,050      35,795
    Perrigo Co............................................     613      76,251
    Pfizer, Inc...........................................  39,566   1,156,514
    Quest Diagnostics, Inc................................   1,101      64,199
   *Regeneron Pharmaceuticals, Inc........................     457     123,417
    ResMed, Inc...........................................     600      28,590
   *Salix Pharmaceuticals, Ltd............................     455      33,625
   *Sirona Dental Systems, Inc............................     561      39,607
    St Jude Medical, Inc..................................   2,971     155,651
    Stryker Corp..........................................   1,690     119,077
    Teleflex, Inc.........................................     254      20,175
   *Tenet Healthcare Corp.................................   1,423      63,537
    Thermo Fisher Scientific, Inc.........................   1,592     145,047
   *United Therapeutics Corp..............................     825      61,743
    UnitedHealth Group, Inc...............................   6,568     478,479
    Universal Health Services, Inc. Class B...............     945      66,103
   *Varian Medical Systems, Inc...........................     808      58,580
   *Vertex Pharmaceuticals, Inc...........................     655      52,269
   *Waters Corp...........................................     194      19,582
    WellPoint, Inc........................................   1,332     113,966
    Zimmer Holdings, Inc..................................   2,263     188,915
                                                                   -----------
Total Health Care.........................................          11,843,869
                                                                   -----------
Industrials -- (9.8%)
    3M Co.................................................   3,712     435,900
    Acuity Brands, Inc....................................     480      41,520
   *AECOM Technology Corp.................................   1,091      36,985
    AGCO Corp.............................................   1,308      73,575
   *Alaska Air Group, Inc.................................   1,164      71,202
    AMERCO................................................     338      56,216
    AMETEK, Inc...........................................   1,200      55,536
    Avery Dennison Corp...................................   1,266      56,628
   *Avis Budget Group, Inc................................   1,925      60,907
   *B/E Aerospace, Inc....................................     779      54,304
    Babcock & Wilcox Co. (The)............................     974      29,746
    Boeing Co. (The)......................................   4,295     451,404
    Carlisle Cos., Inc....................................     601      40,712
    Caterpillar, Inc......................................   4,899     406,176
    Chicago Bridge & Iron Co. NV..........................     800      47,664
    Cintas Corp...........................................   1,010      47,985
   *Colfax Corp...........................................     656      34,814
    Copa Holdings SA Class A..............................     187      26,025
   *Copart, Inc...........................................   1,394      45,319
    Crane Co..............................................     644      39,220
    CSX Corp..............................................   5,700     141,417
    Cummins, Inc..........................................   1,009     122,281
    Danaher Corp..........................................   3,284     221,145
    Deere & Co............................................   2,197     182,505

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
   *Delta Air Lines, Inc..................................  5,103 $  108,337
    Donaldson Co., Inc....................................    719     26,064
    Dover Corp............................................  1,533    131,286
    Eaton Corp. P.L.C.....................................  2,096    144,519
    Emerson Electric Co...................................  4,284    262,909
    Equifax, Inc..........................................    802     50,710
    Expeditors International of Washington, Inc...........  1,157     46,650
    Fastenal Co...........................................  1,768     86,650
    FedEx Corp............................................  2,023    214,438
    Fluor Corp............................................  1,294     80,953
    Fortune Brands Home & Security, Inc...................    976     40,319
    General Dynamics Corp.................................  1,010     86,193
    General Electric Co................................... 52,749  1,285,493
   *Genesee & Wyoming, Inc. Class A.......................    547     49,044
    Graco, Inc............................................    547     38,170
   *Hertz Global Holdings, Inc............................  7,156    183,265
   *Hexcel Corp...........................................    858     30,210
    Honeywell International, Inc..........................  3,918    325,116
    Hubbell, Inc. Class B.................................    292     31,346
    IDEX Corp.............................................    902     53,804
   *IHS, Inc. Class A.....................................    306     33,593
    Illinois Tool Works, Inc..............................  2,415    173,977
    Ingersoll-Rand P.L.C..................................  1,326     80,952
   *Jacobs Engineering Group, Inc.........................  1,060     62,752
    JB Hunt Transport Services, Inc.......................    700     52,451
    Kansas City Southern..................................    819     88,247
    KAR Auction Services, Inc.............................  1,597     40,628
    KBR, Inc..............................................  1,406     43,980
   *Kirby Corp............................................    564     47,635
    L-3 Communications Holdings, Inc......................    920     85,698
    Lennox International, Inc.............................    290     20,828
    Lincoln Electric Holdings, Inc........................    600     35,424
    Lockheed Martin Corp..................................  1,623    194,955
    Manpowergroup, Inc....................................    400     26,748
    Masco Corp............................................  1,871     38,393
   *Middleby Corp.........................................    193     34,535
    MSC Industrial Direct Co., Inc. Class A...............    325     26,309
    Nielsen Holdings NV...................................  3,962    132,410
    Nordson Corp..........................................    665     47,986
    Norfolk Southern Corp.................................  1,758    128,615
    Northrop Grumman Corp.................................  1,757    161,749
   *Old Dominion Freight Line, Inc........................    827     36,123
   *Oshkosh Corp..........................................  1,209     54,187
   *Owens Corning.........................................  1,406     55,523
    PACCAR, Inc...........................................  1,600     90,032
    Pall Corp.............................................    517     36,169
    Parker Hannifin Corp..................................  1,337    138,085
    Pentair, Ltd..........................................  1,814    110,799
    Precision Castparts Corp..............................    707    156,756
   *Quanta Services, Inc..................................    800     21,448
    Raytheon Co...........................................  2,000    143,680
    Republic Services, Inc................................  4,037    136,895
    Robert Half International, Inc........................  1,400     52,136

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    Rockwell Automation, Inc..............................     833 $    80,676
    Rockwell Collins, Inc.................................     808      57,505
    Rollins, Inc..........................................   1,093      27,871
    Roper Industries, Inc.................................     736      92,707
    Ryder System, Inc.....................................     665      41,124
   *Sensata Technologies Holding NV.......................     980      36,828
    Snap-on, Inc..........................................     480      45,528
    Southwest Airlines Co.................................   6,459      89,328
   *Spirit Aerosystems Holdings, Inc. Class A.............   1,244      31,548
    SPX Corp..............................................     553      42,255
    Stanley Black & Decker, Inc...........................   1,461     123,630
   *Stericycle, Inc.......................................     271      31,420
    Textron, Inc..........................................   2,882      78,909
    Timken Co.............................................     900      52,578
    Towers Watson & Co. Class A...........................     620      52,223
    TransDigm Group, Inc..................................     312      45,112
    Triumph Group, Inc....................................     708      55,550
    Tyco International, Ltd...............................   2,355      81,978
    Union Pacific Corp....................................   3,137     497,497
   *United Continental Holdings, Inc......................   1,800      62,730
    United Parcel Service, Inc. Class B...................   4,318     374,802
   *United Rentals, Inc...................................   2,246     128,741
    United Technologies Corp..............................   4,565     481,927
    URS Corp..............................................   1,100      51,150
    Valmont Industries, Inc...............................     200      27,928
   *Verisk Analytics, Inc. Class A........................     684      44,022
   *WABCO Holdings, Inc...................................     700      55,342
    Wabtec Corp...........................................     819      47,551
    Waste Connections, Inc................................   1,377      59,569
    Waste Management, Inc.................................   3,489     146,643
   *WESCO International, Inc..............................     400      30,312
    WW Grainger, Inc......................................     310      81,263
    Xylem, Inc............................................   1,621      40,412
                                                                   -----------
Total Industrials.........................................          11,841,019
                                                                   -----------
Information Technology -- (12.9%)
   *3D Systems Corp.......................................     214      10,107
    Accenture P.L.C. Class A..............................   4,286     316,350
    Activision Blizzard, Inc..............................   1,983      35,654
   *Adobe Systems, Inc....................................   1,855      87,704
   *Akamai Technologies, Inc..............................   1,222      57,678
   *Alliance Data Systems Corp............................     297      58,741
    Altera Corp...........................................   1,893      67,315
    Amdocs, Ltd...........................................   1,467      56,435
    Amphenol Corp. Class A................................   1,046      82,174
    Analog Devices, Inc...................................   2,292     113,133
   *ANSYS, Inc............................................     550      43,912
    Apple, Inc............................................   3,500   1,583,750
    Applied Materials, Inc................................   4,441      72,433
   *Arrow Electronics, Inc................................   1,457      66,512
   *Atmel Corp............................................   1,700      13,430
   *Autodesk, Inc.........................................   1,040      36,806
    Automatic Data Processing, Inc........................   2,544     183,397

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
    Avago Technologies, Ltd...............................  1,378 $   50,545
   *Avnet, Inc............................................  1,444     54,395
    Broadcom Corp. Class A................................  1,926     53,100
    Broadridge Financial Solutions, Inc...................  1,659     48,011
    CA, Inc...............................................  7,127    211,957
   *Cadence Design Systems, Inc...........................  2,666     38,870
    Cisco Systems, Inc.................................... 24,842    634,713
   *Citrix Systems, Inc...................................    692     49,838
   *CommVault Systems, Inc................................    416     35,123
    Computer Sciences Corp................................  2,686    128,015
   *Concur Technologies, Inc..............................    330     29,334
    Corning, Inc..........................................  6,543     99,388
   *CoStar Group, Inc.....................................    100     15,655
   *Cree, Inc.............................................    690     48,231
    Dolby Laboratories, Inc. Class A......................    600     19,734
    DST Systems, Inc......................................    644     45,099
   *eBay, Inc.............................................  5,429    280,625
   *EchoStar Corp. Class A................................    253     10,110
   *Electronic Arts, Inc..................................  1,119     29,228
    EMC Corp.............................................. 11,718    306,426
    FactSet Research Systems, Inc.........................    524     57,210
    Fidelity National Information Services, Inc...........  3,264    140,874
   *Fiserv, Inc...........................................  1,193    114,814
   *FleetCor Technologies, Inc............................    427     38,332
    FLIR Systems, Inc.....................................  1,583     51,400
   *Freescale Semiconductor, Ltd..........................    759     11,916
   *Gartner, Inc..........................................    400     24,004
    Genpact, Ltd..........................................  2,085     42,513
    Global Payments, Inc..................................    600     27,786
   *Google, Inc. Class A..................................  1,005    892,038
    Harris Corp...........................................  1,214     69,283
    Hewlett-Packard Co.................................... 17,376    446,216
    IAC/InterActiveCorp...................................    977     49,446
   *Informatica Corp......................................    799     30,498
    Intel Corp............................................ 39,086    910,704
    International Business Machines Corp..................  5,277  1,029,226
    Intuit, Inc...........................................  1,479     94,538
    Jabil Circuit, Inc....................................  3,979     91,477
    Jack Henry & Associates, Inc..........................    809     39,075
   *JDS Uniphase Corp.....................................  2,000     29,340
   *Juniper Networks, Inc.................................  4,491     97,320
    KLA-Tencor Corp.......................................  1,486     87,124
   *Lam Research Corp.....................................  1,443     71,024
    Linear Technology Corp................................  1,390     56,378
   *LinkedIn Corp. Class A................................    271     55,227
   *LSI Corp..............................................  7,202     56,032
    Marvell Technology Group, Ltd.........................  4,068     52,762
    Mastercard, Inc. Class A..............................    627    382,852
    Maxim Integrated Products, Inc........................  2,621     74,961
    Microchip Technology, Inc.............................  1,166     46,337
   *Micron Technology, Inc................................  9,138    121,078
   *MICROS Systems, Inc...................................  1,037     50,533
    Microsoft Corp........................................ 47,743  1,519,660

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
    Molex, Inc............................................   1,683 $    50,204
    Motorola Solutions, Inc...............................   1,457      79,887
    National Instruments Corp.............................     403      11,361
   *NCR Corp..............................................     921      33,156
    NetApp, Inc...........................................   2,131      87,627
   *NetSuite, Inc.........................................     136      12,769
   *NeuStar, Inc. Class A.................................     739      41,443
    NVIDIA Corp...........................................   5,827      84,084
   *ON Semiconductor Corp.................................   6,489      53,469
    Oracle Corp...........................................  19,754     639,042
    Paychex, Inc..........................................   2,023      79,787
    QUALCOMM, Inc.........................................   8,031     518,401
    SAIC, Inc.............................................   3,871      59,188
   *SanDisk Corp..........................................   1,800      99,216
    Seagate Technology P.L.C..............................   2,673     109,352
   *Skyworks Solutions, Inc...............................   2,744      65,911
    Solera Holdings, Inc..................................     700      39,837
    Symantec Corp.........................................   3,901     104,079
   *Synopsys, Inc.........................................   1,242      46,004
    TE Connectivity, Ltd..................................   2,641     134,797
   *Teradyne, Inc.........................................   1,641      27,060
    Texas Instruments, Inc................................   5,814     227,909
   *TIBCO Software, Inc...................................   1,225      30,552
    Total System Services, Inc............................   2,941      80,613
   *Vantiv, Inc. Class A..................................     500      13,045
   *VeriSign, Inc.........................................     675      32,292
    Visa, Inc. Class A....................................   1,926     340,921
    Western Digital Corp..................................   1,726     111,120
    Western Union Co. (The)...............................   3,320      59,627
   *WEX, Inc..............................................     300      26,082
    Xerox Corp............................................  16,504     160,089
    Xilinx, Inc...........................................   1,560      72,836
   *Yahoo!, Inc...........................................   4,562     128,147
                                                                   -----------
Total Information Technology..............................          15,595,813
                                                                   -----------
Materials -- (3.0%)
    Air Products & Chemicals, Inc.........................   1,360     147,750
    Airgas, Inc...........................................     768      79,265
    Albemarle Corp........................................     630      39,066
    Alcoa, Inc............................................   9,287      73,832
    Aptargroup, Inc.......................................     668      39,005
    Ashland, Inc..........................................     701      60,875
    Ball Corp.............................................     886      39,684
    Bemis Co., Inc........................................   1,534      63,185
    Celanese Corp. Series A...............................   1,046      50,271
    CF Industries Holdings, Inc...........................   1,060     207,771
   *Crown Holdings, Inc...................................     498      21,827
    Cytec Industries, Inc.................................     129      10,049
    Dow Chemical Co. (The)................................   8,094     283,614
    Eagle Materials, Inc..................................     295      19,907
    Eastman Chemical Co...................................   1,015      81,636
    Ecolab, Inc...........................................   1,118     103,013
    EI du Pont de Nemours & Co............................   4,825     278,354

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Materials -- (Continued)
    FMC Corp..............................................    560 $   37,050
    Huntsman Corp.........................................  5,248     94,569
    International Flavors & Fragrances, Inc...............    534     43,083
    International Paper Co................................  2,840    137,200
    LyondellBasell Industries NV Class A..................  2,794    191,976
    Martin Marietta Materials, Inc........................    409     40,736
    MeadWestvaco Corp.....................................  1,570     58,012
    Monsanto Co...........................................  2,392    236,282
    Mosaic Co. (The)......................................  1,657     68,086
    Nucor Corp............................................  1,600     74,848
   *Owens-Illinois, Inc...................................  1,692     50,337
    Packaging Corp. of America............................  1,261     67,829
    PPG Industries, Inc...................................    748    120,009
    Praxair, Inc..........................................  1,762    211,740
    Reliance Steel & Aluminum Co..........................    907     63,671
    Rock Tenn Co. Class A.................................    700     80,045
    Rockwood Holdings, Inc................................    814     55,132
    RPM International, Inc................................    900     31,716
    Scotts Miracle-Gro Co. (The) Class A..................    199     10,000
    Sealed Air Corp.......................................  3,301     89,919
    Sherwin-Williams Co. (The)............................    523     91,091
    Sigma-Aldrich Corp....................................    674     56,319
    Sonoco Products Co....................................    923     35,526
    Valspar Corp. (The)...................................    300     20,436
    Vulcan Materials Co...................................    940     44,349
    Westlake Chemical Corp................................    333     34,639
   *WR Grace & Co.........................................    450     34,569
                                                                  ----------
Total Materials...........................................         3,678,273
                                                                  ----------
Telecommunication Services -- (2.0%)
    AT&T, Inc............................................. 26,804    945,377
    CenturyLink, Inc......................................  4,093    146,734
   *Crown Castle International Corp.......................  1,540    108,185
    Frontier Communications Corp..........................  5,181     22,589
   *SBA Communications Corp. Class A......................    760     56,308
   *tw telecom, Inc.......................................  1,970     58,667
    Verizon Communications, Inc........................... 19,878    983,564
    Windstream Corp....................................... 13,668    114,128
                                                                  ----------
Total Telecommunication Services..........................         2,435,552
                                                                  ----------
Utilities -- (1.7%)
    AES Corp..............................................  3,648     45,381
    AGL Resources, Inc....................................    300     13,737
    Alliant Energy Corp...................................    328     17,374
    Ameren Corp...........................................    717     25,676
    American Electric Power Co., Inc......................  1,200     55,620
    American Water Works Co., Inc.........................    538     22,962
    Aqua America, Inc.....................................    800     27,088
    Atmos Energy Corp.....................................    536     23,713
   *Calpine Corp..........................................  2,092     41,861
    CenterPoint Energy, Inc...............................  1,294     32,117
    CMS Energy Corp.......................................  1,195     33,448

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Utilities -- (Continued)
    Consolidated Edison, Inc..........................       866 $     51,873
    Dominion Resources, Inc...........................     1,708      101,301
    DTE Energy Co.....................................       514       36,340
    Duke Energy Corp..................................     2,088      148,248
    Edison International..............................     1,212       60,418
    Entergy Corp......................................       527       35,572
    Exelon Corp.......................................     2,531       77,423
    FirstEnergy Corp..................................     1,237       47,093
    Great Plains Energy, Inc..........................       700       16,933
    Integrys Energy Group, Inc........................       300       18,840
    ITC Holdings Corp.................................       106        9,728
    MDU Resources Group, Inc..........................       798       22,376
    National Fuel Gas Co..............................       310       20,097
    NextEra Energy, Inc...............................     1,193      103,326
    NiSource, Inc.....................................       877       26,941
    Northeast Utilities...............................       930       41,301
    NRG Energy, Inc...................................     2,661       71,368
    OGE Energy Corp...................................       734       27,452
    ONEOK, Inc........................................     2,770      146,671
    Pepco Holdings, Inc...............................       735       15,104
    PG&E Corp.........................................     1,308       60,024
    Pinnacle West Capital Corp........................       409       24,090
    PPL Corp..........................................     2,167       68,846
    Public Service Enterprise Group, Inc..............     1,496       50,550
    Questar Corp......................................     1,469       35,050
    SCANA Corp........................................       300       15,573
    Sempra Energy.....................................       684       59,939
    Southern Co. (The)................................     3,237      145,147
    TECO Energy, Inc..................................     1,950       34,457
    UGI Corp..........................................     1,614       67,772
    Westar Energy, Inc................................       750       25,193
    Wisconsin Energy Corp.............................       677       29,436
    Xcel Energy, Inc..................................     1,200       35,940
                                                                 ------------
Total Utilities.......................................              2,069,399
                                                                 ------------
TOTAL COMMON STOCKS...................................             94,178,707
                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   State Street Institutional Liquid Reserves.........   729,336      729,336
                                                                 ------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)
                                                       ---------
SECURITIES LENDING COLLATERAL -- (21.6%)
(S)@ DFA Short Term Investment Fund................... 2,254,003   26,078,811
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $116,397,394)^^..............................           $120,986,854
                                                                 ============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           --------------------------------------------
                                                             LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                           ----------- ----------- ------- ------------
Common Stocks
   Consumer Discretionary................................. $13,248,559          --   --    $ 13,248,559
   Consumer Staples.......................................   9,002,935          --   --       9,002,935
   Energy.................................................  11,293,513          --   --      11,293,513
   Financials.............................................  13,169,775          --   --      13,169,775
   Health Care............................................  11,843,869          --   --      11,843,869
   Industrials............................................  11,841,019          --   --      11,841,019
   Information Technology.................................  15,595,813          --   --      15,595,813
   Materials..............................................   3,678,273          --   --       3,678,273
   Telecommunication Services.............................   2,435,552          --   --       2,435,552
   Utilities..............................................   2,069,399          --   --       2,069,399
Temporary Cash Investments................................     729,336          --   --         729,336
Securities Lending Collateral.............................          -- $26,078,811   --      26,078,811
                                                           ----------- -----------   --    ------------
TOTAL..................................................... $94,908,043 $26,078,811   --    $120,986,854
                                                           =========== ===========   ==    ============

                       DFA COMMODITY STRATEGY PORTFOLIO
                     CONSOLIDATED SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT^     VALUE+
                                                         ---------- -----------
                                                           (000)
BONDS -- (71.9%)
AUSTRALIA -- (3.8%)
BHP Billiton Finance USA, Ltd.
      5.500%, 04/01/14.................................. $      960 $   992,186
Commonwealth Bank of Australia
      1.250%, 09/18/15..................................      4,780   4,826,834
National Australia Bank, Ltd.
      5.500%, 05/20/15..................................  EUR 6,500   9,380,857
Westpac Banking Corp.
      4.200%, 02/27/15..................................      9,500  10,011,318
                                                                    -----------
TOTAL AUSTRALIA.........................................             25,211,195
                                                                    -----------
CANADA -- (7.2%)
Bank of Nova Scotia
      1.850%, 01/12/15..................................      6,400   6,507,482
      3.400%, 01/22/15..................................      1,800   1,871,923
      2.050%, 10/07/15..................................      2,500   2,562,085
Barrick Gold Finance Co.
      4.875%, 11/15/14..................................      2,200   2,281,811
Enbridge, Inc.
      5.800%, 06/15/14..................................      1,900   1,981,409
      4.900%, 03/01/15..................................      1,500   1,588,281
Encana Corp.
      4.750%, 10/15/13..................................      1,415   1,425,979
Husky Energy, Inc.
      5.900%, 06/15/14..................................      2,500   2,608,990
Ontario, Province of Canada
      2.300%, 05/10/16..................................      5,000   5,190,370
Potash Corp. of Saskatchewan, Inc.
      3.750%, 09/30/15..................................      1,830   1,932,357
Royal Bank of Canada
      0.800%, 10/30/15..................................      2,500   2,499,285
      2.625%, 12/15/15..................................      2,500   2,605,125
Thomson Reuters Corp.
      5.700%, 10/01/14..................................        800     844,102
Toronto-Dominion Bank (The)
      5.375%, 05/14/15..................................  EUR 4,000   5,775,229
      2.500%, 07/14/16..................................      2,500   2,599,335
TransAlta Corp.
      4.750%, 01/15/15..................................      2,508   2,629,079
TransCanada PipeLines, Ltd.
      3.400%, 06/01/15..................................      3,106   3,253,346
                                                                    -----------
TOTAL CANADA............................................             48,156,188
                                                                    -----------
FRANCE -- (2.7%)
Agence Francaise de Developpement
      2.500%, 07/15/15..................................      3,000   3,104,592
BNP Paribas SA
      3.250%, 03/11/15..................................      4,035   4,171,351

                                                           FACE
                                                          AMOUNT^     VALUE+
                                                         ---------- -----------
                                                           (000)
FRANCE -- (Continued)
Caisse d'Amortissement de la Dette Sociale
      3.625%, 04/25/15..................................  EUR 5,000 $ 7,021,566
France Telecom SA
      4.375%, 07/08/14..................................      3,231   3,334,602
      2.125%, 09/16/15..................................        500     508,121
                                                                    -----------
TOTAL FRANCE............................................             18,140,232
                                                                    -----------
GERMANY -- (0.3%)
Deutsche Bank AG
      3.875%, 08/18/14..................................      1,750   1,806,096
                                                                    -----------
JAPAN -- (0.6%)
Nomura Holdings, Inc.
      5.000%, 03/04/15..................................      3,500   3,687,047
                                                                    -----------
NETHERLANDS -- (4.7%)
Aegon NV
      4.625%, 12/01/15..................................      1,291   1,388,463
Bank Nederlandse Gemeenten
      2.750%, 07/01/15..................................      9,500   9,891,628
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
      3.125%, 02/05/15.................................. CAD  7,000   6,936,958
      2.125%, 10/13/15..................................      2,000   2,051,970
Deutsche Telekom International Finance BV
      4.875%, 07/08/14..................................      1,900   1,972,911
Nederlandse Waterschapsbank NV
      2.000%, 09/09/15..................................      9,000   9,245,412
                                                                    -----------
TOTAL NETHERLANDS.......................................             31,487,342
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.7%)
European Investment Bank
      6.500%, 09/10/14.................................. NZD  2,531   2,090,158
Nordic Investment Bank
      7.500%, 04/15/15.................................. NZD 11,000   9,373,003
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS............             11,463,161
                                                                    -----------
SWEDEN -- (3.5%)
Nordea Bank AB
      2.750%, 08/11/15.................................. EUR  5,000   6,919,442
Svensk Exportkredit AB
      2.125%, 07/13/16..................................      7,000   7,243,453
Svenska Handelsbanken AB
      1.500%, 07/06/15.................................. EUR  7,000   9,455,171
                                                                    -----------
TOTAL SWEDEN............................................             23,618,066
                                                                    -----------
SWITZERLAND -- (0.5%)
Credit Suisse New York
      5.500%, 05/01/14..................................        250     259,117

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                   FACE
                                                  AMOUNT^        VALUE+
                                                  -------      -----------
                                                   (000)
SWITZERLAND -- (Continued)
    3.500%, 03/23/15............................. $ 1,000      $ 1,044,339
UBS AG
    2.250%, 08/12/13.............................     905          905,288
    3.875%, 01/15/15.............................   1,163        1,213,181
                                                               -----------
TOTAL SWITZERLAND................................                3,421,925
                                                               -----------
UNITED KINGDOM -- (3.0%)
Barclays Bank P.L.C.
    5.200%, 07/10/14.............................   1,500        1,561,608
BP Capital Markets P.L.C.
    5.250%, 11/07/13.............................   3,500        3,544,258
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................   3,100        3,159,765
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................   3,850        3,861,273
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................   3,800        3,878,671
Vodafone Group P.L.C.
    4.150%, 06/10/14.............................   1,825        1,877,684
    3.375%, 11/24/15.............................   2,000        2,098,352
                                                               -----------
TOTAL UNITED KINGDOM.............................               19,981,611
                                                               -----------
UNITED STATES -- (43.9%)
ACE INA Holdings, Inc.
    5.875%, 06/15/14.............................   1,250        1,304,840
    2.600%, 11/23/15.............................   3,295        3,432,734
Aflac, Inc.
    3.450%, 08/15/15.............................   3,800        3,993,260
Allstate Corp. (The)
    5.000%, 08/15/14.............................   2,130        2,223,790
Altria Group, Inc.
    4.125%, 09/11/15.............................   2,170        2,316,989
American Express Credit Corp.
    5.125%, 08/25/14.............................   1,700        1,779,837
    1.750%, 06/12/15.............................   1,200        1,219,744
American International Group, Inc.
    3.000%, 03/20/15.............................   4,000        4,127,292
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................   1,625        1,794,223
Amgen, Inc.
    1.875%, 11/15/14.............................   1,825        1,853,094
    4.850%, 11/18/14.............................   1,000        1,053,525
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15.............................   2,000        2,005,676
Apple, Inc.
    0.450%, 05/03/16.............................  10,000        9,920,560
Assurant, Inc.
   5.625%, 02/15/14..............................   2,000        2,050,118

                                                   FACE
                                                  AMOUNT^        VALUE+
                                                  -------      -----------
                                                   (000)
UNITED STATES -- (Continued)
AT&T, Inc.
    2.500%, 08/15/15............................. $ 4,000      $ 4,131,352
AutoZone, Inc.
    6.950%, 06/15/16.............................   3,000        3,454,965
Bank of America Corp.
    1.500%, 10/09/15.............................   5,000        5,010,355
BB&T Corp.
    3.375%, 09/25/13.............................     550          552,241
    5.700%, 04/30/14.............................   3,087        3,204,689
Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15.............................   5,000        5,308,675
BlackRock, Inc.
    3.500%, 12/10/14.............................   2,000        2,078,444
Boston Scientific Corp.
    4.500%, 01/15/15.............................   3,005        3,148,209
Bristol-Myers Squibb Co.
    5.250%, 08/15/13.............................   1,175        1,176,576
Burlington Northern Santa Fe LLC
    4.875%, 01/15/15.............................     200          211,761
Capital One Financial Corp.
    6.250%, 11/15/13.............................     150          152,396
    7.375%, 05/23/14.............................   1,189        1,252,055
    2.150%, 03/23/15.............................     700          711,943
Cardinal Health, Inc.
    4.000%, 06/15/15.............................   3,000        3,172,218
Caterpillar Financial Services Corp.
    6.200%, 09/30/13.............................   1,000        1,008,843
Cisco Systems, Inc.
    1.625%, 03/14/14.............................   1,550        1,561,971
Citigroup, Inc.
    6.500%, 08/19/13.............................     625          626,443
    6.375%, 08/12/14.............................   1,250        1,317,805
    5.300%, 01/07/16.............................   2,716        2,951,559
CNA Financial Corp.
    5.850%, 12/15/14.............................   3,277        3,488,380
Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.............................   1,607        1,609,729
Comcast Corp.
    4.950%, 06/15/16.............................   3,500        3,882,343
Comerica, Inc.
    3.000%, 09/16/15.............................   2,277        2,376,261
Computer Sciences Corp.
    2.500%, 09/15/15.............................   3,558        3,635,906
Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14.............................     400          408,215
CSX Corp.
    5.500%, 08/01/13.............................     425          425,000
CVS Caremark Corp.
    3.250%, 05/18/15.............................   1,000        1,042,939

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^     VALUE+
                                                         ---------- ----------
                                                           (000)
UNITED STATES -- (Continued)
Daimler Finance North America LLC
    6.500%, 11/15/13.................................... $    2,100 $2,133,993
Dell, Inc.
    2.100%, 04/01/14....................................      1,500  1,507,671
    2.300%, 09/10/15....................................      2,800  2,814,683
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    4.750%, 10/01/14....................................      1,500  1,566,883
Dominion Resources, Inc.
    5.150%, 07/15/15....................................      1,400  1,514,062
eBay, Inc.
    0.875%, 10/15/13....................................      1,435  1,436,893
Ecolab, Inc.
    1.000%, 08/09/15....................................      2,000  1,999,092
Emerson Electric Co.
    5.625%, 11/15/13....................................      1,200  1,217,029
Enbridge Energy Partners L.P.
    5.350%, 12/15/14....................................      1,475  1,559,172
Energy Transfer Partners L.P.
    5.950%, 02/01/15....................................      1,200  1,281,962
Enterprise Products Operating LLC
    5.600%, 10/15/14....................................      2,666  2,815,387
EOG Resources, Inc.
    2.950%, 06/01/15....................................      2,440  2,543,168
    2.500%, 02/01/16....................................      1,325  1,376,299
Exelon Corp.
    4.900%, 06/15/15....................................        500    533,818
Exelon Generation Co. LLC
    5.350%, 01/15/14....................................      1,100  1,122,778
Express Scripts Holding Co.
    3.125%, 05/15/16....................................      1,975  2,063,458
Fifth Third Bank
    0.900%, 02/26/16....................................      2,000  1,976,102
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15....................................      3,996  4,004,236
General Electric Capital Corp.
    2.150%, 01/09/15....................................      6,000  6,124,854
    1.625%, 07/02/15....................................      2,000  2,028,022
Gilead Sciences, Inc.
    2.400%, 12/01/14....................................      3,000  3,063,678
Goldman Sachs Group, Inc. (The)
    5.250%, 10/15/13....................................        250    252,299
    3.300%, 05/03/15....................................      3,500  3,618,898
Google, Inc.
    2.125%, 05/19/16....................................      6,000  6,228,438
Hartford Financial Services Group, Inc.
    4.000%, 03/30/15....................................      1,400  1,463,876
Hess Corp.
    7.000%, 02/15/14....................................        175    180,441

                                                           FACE
                                                          AMOUNT^     VALUE+
                                                         ---------- ----------
                                                           (000)
UNITED STATES -- (Continued)
Hewlett-Packard Co.
    1.250%, 09/13/13.................................... $    1,500 $1,500,320
    2.625%, 12/09/14....................................      1,300  1,325,624
HSBC USA, Inc.
    2.375%, 02/13/15....................................      2,000  2,048,090
Johnson Controls, Inc.
    5.500%, 01/15/16....................................      1,282  1,412,010
JPMorgan Chase & Co.
    3.700%, 01/20/15....................................      2,800  2,910,712
    3.400%, 06/24/15....................................      1,000  1,044,478
KeyCorp
    3.750%, 08/13/15....................................      3,000  3,165,189
Kimberly-Clark Corp.
    5.000%, 08/15/13....................................      1,000  1,001,246
Lowe's Cos., Inc.
    5.000%, 10/15/15....................................      1,050  1,145,901
Marathon Oil Corp.
    0.900%, 11/01/15....................................      1,140  1,139,422
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15....................................      4,000  4,377,088
Medtronic, Inc.
    4.750%, 09/15/15....................................      1,087  1,176,150
MetLife, Inc.
    2.375%, 02/06/14....................................        420    424,100
    5.500%, 06/15/14....................................      1,250  1,303,293
    5.000%, 06/15/15....................................        500    537,718
Mondelez International, Inc.
    4.125%, 02/09/16....................................      3,716  3,977,105
Morgan Stanley
    3.800%, 04/29/16....................................      2,500  2,624,317
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15....................................      2,800  2,904,586
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13....................................        750    754,375
Occidental Petroleum Corp.
    1.450%, 12/13/13....................................      1,000  1,003,536
PACCAR Financial Corp.
    0.750%, 08/14/15....................................      2,000  2,001,492
PepsiCo, Inc.
    0.700%, 08/13/15....................................      5,045  5,046,735
Plains All American Pipeline L.P. / PAA Finance Corp.
    3.950%, 09/15/15....................................      2,830  3,010,517
PNC Funding Corp.
    5.400%, 06/10/14....................................      2,075  2,160,731
PPG Industries, Inc.
    1.900%, 01/15/16....................................      2,050  2,086,804
Procter & Gamble Co. (The)
    4.500%, 05/12/14....................................  EUR 4,000  5,494,196
Progress Energy, Inc.
    5.625%, 01/15/16....................................      2,000  2,212,398

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                 FACE
                                                AMOUNT^         VALUE+
                                                -------      ------------
                                                 (000)
UNITED STATES -- (Continued)
Prudential Financial, Inc.
    3.875%, 01/14/15........................... $ 1,000      $  1,043,060
    6.200%, 01/15/15...........................   2,448         2,626,300
Quest Diagnostics, Inc.
    5.450%, 11/01/15...........................   4,000         4,355,492
Qwest Corp.
    7.500%, 10/01/14...........................   2,300         2,449,500
Reynolds American, Inc.
    1.050%, 10/30/15...........................   4,000         3,998,856
Safeway, Inc.
    5.625%, 08/15/14...........................   4,500         4,713,084
Sempra Energy
    2.000%, 03/15/14...........................     416           419,421
Sherwin-Williams Co. (The)
    3.125%, 12/15/14...........................   1,048         1,081,596
Southern Power Co.
    4.875%, 07/15/15...........................   3,660         3,931,466
Spectra Energy Capital LLC
    5.500%, 03/01/14...........................   1,500         1,539,080
    5.668%, 08/15/14...........................     955           998,021
St Jude Medical, Inc.
    2.200%, 09/15/13...........................   3,325         3,331,065
SunTrust Banks, Inc.
    3.600%, 04/15/16...........................   4,000         4,243,544
Target Corp.
    5.875%, 07/15/16...........................     325           370,419
TD Ameritrade Holding Corp.
    4.150%, 12/01/14...........................   2,350         2,454,817
Textron, Inc.
    6.200%, 03/15/15...........................   1,500         1,612,456
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15...........................   2,250         2,328,651
Time Warner Cable, Inc.
    3.500%, 02/01/15...........................   4,000         4,099,872
Toyota Motor Credit Corp.
    1.000%, 02/17/15...........................   3,000         3,024,132
    0.875%, 07/17/15...........................   2,000         2,011,312
Union Bank NA
    2.125%, 12/16/13...........................   1,400         1,409,068
UnitedHealth Group, Inc.
    5.000%, 08/15/14...........................   1,170         1,222,928
Valero Energy Corp.
    4.750%, 04/01/14...........................   1,125         1,153,062
    4.500%, 02/01/15...........................     900           946,260
Verizon Communications, Inc.
    0.700%, 11/02/15...........................   3,000         2,994,483
    5.550%, 02/15/16...........................   2,400         2,659,613
Viacom, Inc.
    4.375%, 09/15/14...........................   1,229         1,277,876
Walgreen Co.
    1.000%, 03/13/15...........................   3,720         3,735,829

                                                 FACE
                                                AMOUNT^         VALUE+
                                                -------      ------------
UNITED STATES -- (Continued)                     (000)
Walt Disney Co. (The)
    0.875%, 12/01/14........................... $ 1,500      $  1,510,124
WellPoint, Inc.
    5.000%, 12/15/14...........................   2,500         2,639,630
    5.250%, 01/15/16...........................   1,500         1,647,699
Wells Fargo & Co.
    3.750%, 10/01/14...........................   2,300         2,381,316
    1.250%, 02/13/15...........................   1,000         1,006,600
Williams Partners L.P.
    3.800%, 02/15/15...........................   2,300         2,396,936
Xerox Corp.
    4.250%, 02/15/15...........................   3,500         3,660,415
Zimmer Holdings, Inc.
    1.400%, 11/30/14...........................   1,000         1,006,634
                                                             ------------
TOTAL UNITED STATES............................               293,472,897
                                                             ------------
TOTAL BONDS....................................               480,445,760
                                                             ------------
AGENCY OBLIGATIONS -- (17.3%)
Federal Home Loan Bank
    0.375%, 06/24/16...........................  10,000         9,905,300
Federal Home Loan Mortgage Corporation
    5.250%, 04/18/16...........................  30,000        33,738,150
Federal National Mortgage Association
    0.500%, 03/30/16...........................  72,000        71,862,192
                                                             ------------
TOTAL AGENCY OBLIGATIONS.......................               115,505,642
                                                             ------------
U.S. TREASURY OBLIGATIONS -- (10.8%)
U.S. Treasury Notes
  ++++ 0.375%, 11/15/15........................  52,000        51,971,556
       1.500%, 06/30/16........................  20,000        20,525,000
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS................                72,496,556
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $668,083,138)^^........................              $668,447,958
                                                             ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------
                                                           LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                           ------- ------------  ------- ------------
Bonds
   Australia..............................................      -- $ 25,211,195    --    $ 25,211,195
   Canada.................................................      --   48,156,188    --      48,156,188
   France.................................................      --   18,140,232    --      18,140,232
   Germany................................................      --    1,806,096    --       1,806,096
   Japan..................................................      --    3,687,047    --       3,687,047
   Netherlands............................................      --   31,487,342    --      31,487,342
   Supranational Organization Obligations.................      --   11,463,161    --      11,463,161
   Sweden.................................................      --   23,618,066    --      23,618,066
   Switzerland............................................      --    3,421,925    --       3,421,925
   United Kingdom.........................................      --   19,981,611    --      19,981,611
   United States..........................................      --  293,472,897    --     293,472,897
Agency Obligations........................................      --  115,505,642    --     115,505,642
U.S. Treasury Obligations.................................      --   72,496,556    --      72,496,556
Forward Currency Contracts**..............................      --   (2,020,551)   --      (2,020,551)
Futures Contracts**....................................... $64,196           --    --          64,196
Swap Agreements**.........................................      --      176,719    --         176,719
                                                           ------- ------------    --    ------------
TOTAL..................................................... $64,196 $666,604,126    --    $666,668,322
                                                           ======= ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
AGENCY OBLIGATIONS -- (13.0%)
Federal Farm Credit Bank
    0.500%, 06/23/15................................... $ 35,000 $   35,095,935
Federal Home Loan Bank
    0.375%, 01/29/14...................................  120,000    120,145,800
    2.375%, 03/14/14...................................  157,000    159,177,433
    1.375%, 05/28/14...................................   30,000     30,300,660
    0.375%, 06/12/14...................................   60,000     60,109,320
    2.500%, 06/13/14...................................    3,880      3,958,454
Federal Home Loan Mortgage Corporation
    2.500%, 01/07/14...................................   98,000     99,036,840
    4.500%, 01/15/14...................................   44,500     45,386,217
    1.375%, 02/25/14...................................    4,000      4,028,428
    2.500%, 04/23/14...................................   50,000     50,870,050
    5.000%, 07/15/14...................................   25,000     26,153,700
    4.375%, 07/17/15...................................   38,000     40,963,506
Federal National Mortgage Association
    1.250%, 02/27/14...................................  100,000    100,709,500
    2.750%, 03/13/14...................................  125,000    127,022,750
    4.125%, 04/15/14...................................   50,000     51,406,450
    1.125%, 06/27/14...................................   12,000     12,107,064
   #0.500%, 05/27/15...................................   15,000     15,039,900
   #0.500%, 07/02/15...................................   70,000     70,161,840
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           1,051,673,847
                                                                 --------------
BONDS -- (69.5%)
Agence Francaise de Developpement
    1.250%, 06/09/14...................................   92,216     92,873,500
Asian Development Bank
    2.750%, 05/21/14...................................   50,000     51,011,700
    2.625%, 02/09/15...................................   50,000     51,711,450
Australia & New Zealand Banking Group, Ltd.
    2.125%, 09/19/14...................................    6,868      6,946,295
    3.700%, 01/13/15...................................   49,544     51,478,297
    0.526%, 01/29/15...................................   60,000     60,013,740
Australia & New Zealand Banking Group, Ltd. Floating
  Rate Note
(r) 1.009%, 01/10/14...................................      750        752,378
Bank Nederlandse Gemeenten
    1.000%, 11/17/14...................................  139,400    140,368,551
    3.125%, 01/12/15...................................   26,000     26,982,592
    1.375%, 03/23/15...................................   17,070     17,320,246
    2.750%, 07/01/15...................................   49,500     51,540,588
Bank of New York Mellon Corp. (The)
    5.125%, 08/27/13...................................   13,500     13,539,919
    4.300%, 05/15/14...................................   14,955     15,414,881
   #3.100%, 01/15/15...................................   29,600     30,661,397
   #2.950%, 06/18/15...................................    1,000      1,040,136

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
Bank of Nova Scotia
    0.781%, 12/13/13................................... $ 35,000 $   35,080,080
   #2.375%, 12/17/13...................................   60,700     61,159,560
    0.792%, 02/10/14...................................   75,000     75,206,775
    0.525%, 10/10/14...................................   14,000     14,012,684
Belgium Government International Bond
    2.750%, 03/05/15...................................   10,000     10,325,180
Berkshire Hathaway Finance Corp.
   #1.500%, 01/10/14...................................    1,800      1,808,892
Berkshire Hathaway Finance Corp. Floating Rate Note
(r) 0.599%, 01/10/14...................................    4,100      4,105,859
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.975%, 08/15/14...................................   12,700     12,779,477
British Columbia, Province of Canada
    2.850%, 06/15/15...................................   59,457     62,105,512
Caisse d'Amortissement de la Dette Sociale
    1.375%, 01/27/14...................................   45,000     45,208,440
    3.500%, 07/01/14...................................   63,000     64,759,086
    1.250%, 07/11/14...................................  106,000    106,850,120
Commonwealth Bank of Australia
    1.528%, 01/17/14...................................   49,000     49,316,344
    3.750%, 10/15/14...................................   77,164     80,096,541
   #3.500%, 03/19/15...................................   25,589     26,749,871
Commonwealth Bank of Australia Floating Rate Note
(r) 1.003%, 03/17/14...................................    5,609      5,632,720
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    1.850%, 01/10/14...................................   28,155     28,333,390
    4.200%, 05/13/14...................................   38,024     39,111,981
    1.875%, 12/15/14...................................   27,900     28,304,996
    0.600%, 04/29/15...................................  140,600    139,998,232
Council Of Europe Development Bank
    4.500%, 06/30/14...................................   32,000     33,207,040
    2.750%, 02/10/15...................................   81,626     84,497,521
    4.000%, 04/15/15...................................   25,000     26,469,400
Development Bank of Japan, Inc.
    2.875%, 04/20/15...................................   24,500     25,486,149
EUROFIMA
    4.500%, 03/06/15...................................   85,230     90,659,151
European Bank for Reconstruction & Development
    2.750%, 04/20/15...................................   10,000     10,396,400
European Investment Bank
   #2.375%, 03/14/14...................................    5,000      5,065,460
   #3.000%, 04/08/14...................................   15,000     15,274,965
   #1.500%, 05/15/14...................................   45,000     45,428,850
    4.625%, 05/15/14...................................   10,000     10,337,340

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT     VALUE+
                                                       -------- ------------
                                                        (000)
    4.750%, 10/15/14.................................. $ 30,000 $ 31,556,760
   #2.875%, 01/15/15..................................   48,000   49,740,096
   #1.125%, 04/15/15..................................   69,500   70,362,703
    1.000%, 07/15/15..................................    7,000    7,071,568
Export Development Canada
    2.250%, 05/28/15..................................   21,000   21,675,948
General Electric Capital Corp.
   #3.750%, 11/14/14..................................   27,911   29,010,247
    2.150%, 01/09/15..................................  103,000  105,143,327
   #4.875%, 03/04/15..................................   55,600   59,139,440
   #3.500%, 06/29/15..................................   14,732   15,459,643
   #2.375%, 06/30/15..................................   26,425   27,141,963
Inter-American Development Bank
    3.000%, 04/22/14..................................   25,000   25,492,625
Japan Finance Organization for Municipalities
    4.625%, 04/21/15..................................   35,200   37,631,123
JPMorgan Chase & Co.
   #1.650%, 09/30/13..................................   50,400   50,507,705
   #5.375%, 01/15/14..................................    8,614    8,797,935
   #2.050%, 01/24/14..................................   27,000   27,202,392
JPMorgan Chase & Co. Floating Rate Note
(r) 1.065%, 01/24/14..................................  105,400  105,785,764
   #(r) 1.023%, 05/02/14..............................    6,300    6,329,383
KFW
    4.000%, 10/15/13..................................   25,150   25,333,394
    1.500%, 04/04/14..................................   41,000   41,364,039
    4.125%, 10/15/14..................................   10,500   10,983,315
    1.000%, 01/12/15..................................  130,500  131,709,474
    0.625%, 04/24/15..................................   15,000   15,068,055
    4.375%, 07/21/15..................................   15,000   16,119,300
Kingdom of Denmark
    0.625%, 05/22/15..................................   16,000   16,059,200
Kommunalbanken A.S.
    1.000%, 06/16/14..................................   13,000   13,075,972
    2.875%, 10/27/14..................................  105,500  108,748,134
    1.000%, 02/09/15..................................   14,000   14,123,452
    0.375%, 04/10/15..................................   15,000   14,981,340
    2.750%, 05/05/15..................................    9,550    9,928,562
Kommunekredit
    0.750%, 09/02/14..................................   23,000   23,089,562
    1.000%, 05/05/15..................................   25,000   25,220,150
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.750%, 02/18/14..................................   40,000   40,287,040
Landwirtschaftliche Rentenbank
    2.250%, 03/11/14..................................    4,650    4,701,708
    4.000%, 02/02/15..................................   14,500   15,260,786
Manitoba, Province of Canada
    1.375%, 04/28/14..................................   29,790   30,024,209
   #2.625%, 07/15/15..................................   10,000   10,386,620

                                                         FACE
                                                        AMOUNT     VALUE+
                                                       -------- ------------
                                                        (000)
National Australia Bank, Ltd.
    1.518%, 01/17/14.................................. $ 46,000 $ 46,274,528
    1.502%, 01/30/14..................................   51,930   52,269,882
    2.250%, 04/11/14..................................    1,600    1,618,274
    3.750%, 03/02/15..................................    6,150    6,424,518
    2.000%, 03/09/15..................................   81,410   83,107,398
National Australia Bank, Ltd. Floating Rate Note
(r) 1.425%, 02/14/14..................................   35,750   35,977,084
Nederlandse Waterschapsbank NV
    1.375%, 05/16/14..................................  147,630  148,755,088
    1.250%, 10/20/14..................................   50,650   51,172,708
    3.000%, 03/17/15..................................   36,212   37,632,235
Network Rail Infrastructure Finance P.L.C.
    0.875%, 01/20/15..................................   25,000   25,158,300
Nordea Bank AB
   #3.700%, 11/13/14..................................   18,000   18,647,082
    2.250%, 03/20/15..................................   16,135   16,466,348
Nordea Bank Finland P.L.C.
    0.768%, 10/15/14..................................   90,000   90,311,310
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 1.150%, 04/09/14..................................   80,000   80,505,680
Nordic Investment Bank
   #2.625%, 10/06/14..................................    8,400    8,636,149
    2.500%, 07/15/15..................................    3,100    3,218,488
NRW Bank
    1.625%, 01/17/14..................................   10,872   10,928,969
    2.500%, 02/19/14..................................    6,300    6,346,431
    1.250%, 05/15/15..................................   69,000   69,879,336
NRW Bank Floating Rate Note
(r) 0.595%, 12/01/14..................................   24,000   24,072,000
Oesterreichische Kontrollbank AG
    1.375%, 01/21/14..................................    3,244    3,260,833
   #1.125%, 07/06/15..................................   74,000   74,833,610
Ontario, Province of Canada
   #4.500%, 02/03/15..................................  108,100  114,543,733
    2.950%, 02/05/15..................................   26,025   26,987,639
    0.950%, 05/26/15..................................   53,000   53,378,526
    2.700%, 06/16/15..................................   37,000   38,459,983
Quebec, Province of Canada
   #4.875%, 05/05/14..................................   39,400   40,740,112
    4.600%, 05/26/15..................................   16,399   17,620,070
Royal Bank of Canada
   #1.450%, 10/30/14..................................   65,875   66,667,279
   #1.150%, 03/13/15..................................   64,798   65,332,389
    0.550%, 05/01/15..................................  105,800  105,739,906
Societe Financement de l'Economie Francaise
    3.375%, 05/05/14..................................   10,000   10,225,120
    2.875%, 09/22/14..................................  201,000  206,648,100

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                     FACE
                                                    AMOUNT        VALUE+
                                                  ----------- --------------
                                                     (000)
State of North Rhine-Westphalia
    1.625%, 09/17/14............................. $    43,900 $   44,448,574
Svensk Exportkredit AB
    3.250%, 09/16/14.............................      45,368     46,861,741
Svensk Exportkredit AB Floating Rate Note
(r) 0.423%, 03/23/14.............................      24,000     24,017,112
Svenska Handelsbanken AB
    4.875%, 06/10/14.............................      10,430     10,812,958
    0.461%, 10/06/14.............................      95,000     95,056,145
    0.558%, 01/16/15.............................      81,000     81,052,812
Svenska Handelsbanken AB Floating Rate Note
    0.787%, 08/30/13.............................      19,500     19,509,399
Sweden Government International Bond
    1.000%, 06/03/14.............................      14,000     14,083,020
Toronto-Dominion Bank (The)
   #1.375%, 07/14/14.............................      27,000     27,278,343
Toronto-Dominion Bank (The) Floating Rate Note
(r) 0.453%, 05/01/15.............................     142,170    142,194,738
Total Capital Canada, Ltd. Floating Rate Note
   #(r) 0.648%, 01/17/14.........................      45,000     45,070,380
Toyota Motor Credit Corp.
   #1.250%, 11/17/14.............................      37,000     37,343,619
   #1.000%, 02/17/15.............................      84,340     85,018,431
   #0.875%, 07/17/15.............................       5,090      5,118,789
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.668%, 01/17/14.............................      13,500     13,523,450
(r) 0.444%, 11/21/14.............................      38,300     38,325,469
(r) 0.443%, 12/05/14.............................      16,200     16,211,389
(r) 0.421%, 04/08/15.............................      39,500     39,514,299
US Bancorp
   #2.875%, 11/20/14.............................      23,400     24,104,457
Wachovia Corp.
    5.700%, 08/01/13.............................      10,000     10,000,000
Wal-Mart Stores, Inc.
   #1.625%, 04/15/14.............................      13,530     13,653,989
   #3.200%, 05/15/14.............................       2,900      2,963,835
Westpac Banking Corp.
    2.100%, 08/02/13.............................       3,304      3,304,000
    1.242%, 02/14/14.............................       2,225      2,236,448
Westpac Banking Corp. Floating Rate Note
   #(r) 1.005%, 12/09/13.........................       4,705      4,716,099
   #(r) 1.006%, 03/31/14.........................      60,000     60,265,560
                                                              --------------
TOTAL BONDS......................................              5,642,460,784
                                                              --------------
U.S. TREASURY OBLIGATIONS -- (5.1%)
U.S. Treasury Notes
    1.875%, 06/30/15.............................      55,000     56,650,000

                                                     FACE
                                                    AMOUNT        VALUE+
                                                  ----------- --------------
                                                     (000)
    0.250%, 07/15/15............................. $   328,500 $  328,076,564
    1.750%, 07/31/15.............................      30,000     30,850,770
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS..................                415,577,334
                                                              --------------
COMMERCIAL PAPER -- (9.4%)
Australia & New Zealand Banking Group, Ltd.
    0.170%, 09/30/13.............................      50,000     49,991,500
Banque et Caisse d'Epargne de l'Etat
    0.200%, 08/19/13.............................      45,000     44,997,318
    0.220%, 09/03/13.............................     100,000     99,987,440
Caisse des Depots et Consignations
    0.200%, 08/08/13.............................      40,000     39,999,084
    0.220%, 10/09/13.............................      30,000     29,988,354
    0.230%, 12/04/13.............................      20,000     19,983,060
    0.250%, 12/04/13.............................     100,000     99,915,300
DBS Bank Ltd.
    0.250%, 01/03/14.............................     100,000     99,875,200
Standard Chartered Bank
    0.180%, 08/02/13.............................      25,000     24,999,902
    0.180%, 08/12/13.............................      20,000     19,999,446
    0.180%, 08/14/13.............................      15,000     14,999,487
    0.180%, 08/27/13.............................      30,000     29,997,216
    0.170%, 09/04/13.............................      25,000     24,996,848
Svenska Handelsbanken AB
    0.185%, 08/20/13.............................      20,000     19,998,700
United Overseas Bank Ltd.
    0.190%, 09/05/13.............................      75,000     74,989,950
    0.200%, 10/08/13.............................      66,000     65,978,240
TOTAL COMMERCIAL PAPER...........................                760,697,045
                                                              --------------
                                                    SHARES
                                                  -----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
State Street Institutional Liquid Reserves.......  76,701,173     76,701,173
                                                              --------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                  -----------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (2.1%)
(S)@ DFA Short Term Investment Fund..............  15,055,360    174,190,516
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,115,928,621)^^........................             $8,121,300,699
                                                              ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           -------------------------------------------------
                                                             LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                           ----------- -------------- ------- --------------
Agency Obligations........................................          -- $1,051,673,847   --    $1,051,673,847
Bonds.....................................................          --  5,642,460,784   --     5,642,460,784
U.S. Treasury Obligations.................................          --    415,577,334   --       415,577,334
Commercial Paper..........................................          --    760,697,045   --       760,697,045
Temporary Cash Investments................................ $76,701,173             --   --        76,701,173
Securities Lending Collateral.............................          --    174,190,516   --       174,190,516
                                                           ----------- --------------   --    --------------
TOTAL..................................................... $76,701,173 $8,044,599,526   --    $8,121,300,699
                                                           =========== ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                      FACE
                                                     AMOUNT^       VALUE+
                                                  ------------- ------------
                                                      (000)
BONDS -- (89.2%)
AUSTRALIA -- (5.5%)
National Australia Bank, Ltd.
    3.500%, 01/23/15.............................   EUR 105,456 $146,153,423
Toyota Finance Australia, Ltd.
    3.550%, 03/24/14.............................   NZD   3,000    2,394,082
Westpac Banking Corp.
    2.100%, 08/02/13.............................         4,880    4,880,000
    3.750%, 12/01/14.............................   CAD 130,551  130,473,465
                                                                ------------
TOTAL AUSTRALIA..................................                283,900,970
                                                                ------------
AUSTRIA -- (1.5%)
KA Finanz AG
    2.250%, 03/24/14.............................   EUR  27,535   37,098,230
Oesterreichische Kontrollbank AG
    1.375%, 01/21/14.............................        18,000   18,093,402
    3.500%, 04/28/14.............................   EUR  15,000   20,434,891
                                                                ------------
TOTAL AUSTRIA....................................                 75,626,523
                                                                ------------
BELGIUM -- (2.9%)
Belgium Government Bond
    3.500%, 03/28/15.............................   EUR 103,500  144,923,573
Belgium Government International Bond
    2.750%, 03/05/15.............................         5,000    5,162,590
                                                                ------------
TOTAL BELGIUM....................................                150,086,163
                                                                ------------
CANADA -- (16.9%)
Bank of Nova Scotia
    3.430%, 07/16/14.............................   CAD 114,500  113,571,381
    3.350%, 11/18/14.............................   CAD  17,500   17,404,415
British Columbia, Province of Canada
    7.500%, 06/09/14.............................   CAD 108,000  110,665,563
    4.250%, 06/18/14.............................   CAD  30,000   29,976,341
Canada Housing Trust No. 1
    2.750%, 09/15/14.............................   CAD  48,000   47,536,403
Canadian Government Bond
    2.000%, 08/01/13.............................   CAD 142,000  138,268,542
Manitoba, Province of Canada
    4.800%, 12/03/14.............................   CAD  60,000   61,128,615
Ontario, Province of Canada
   #2.950%, 02/05/15.............................       110,600  114,690,983
    2.700%, 06/16/15.............................        30,497   31,700,381
Quebec, Province of Canada
   #4.875%, 05/05/14.............................        22,500   23,265,293
Royal Bank of Canada
    4.710%, 12/22/14.............................   CAD  78,100   79,194,206
    2.050%, 01/13/15.............................   CAD  70,000   68,490,410

                                                      FACE
                                                     AMOUNT^       VALUE+
                                                  ------------- ------------
                                                      (000)
CANADA -- (Continued)
Total Capital Canada, Ltd. Floating Rate Note
(r) 0.648%, 01/17/14............................. $      31,540 $ 31,589,329
                                                                ------------
TOTAL CANADA.....................................                867,481,862
                                                                ------------
DENMARK -- (3.5%)
Denmark Government Bond
    2.000%, 11/15/14.............................  DKK  782,000  142,880,264
Kommunekredit
    1.250%, 09/03/13.............................        40,000   40,031,280
                                                                ------------
TOTAL DENMARK....................................                182,911,544
                                                                ------------
FINLAND -- (0.3%)
Nordea Bank Finland P.L.C
    0.746%, 01/27/14.............................        16,000   16,039,392
                                                                ------------
FRANCE -- (7.5%)
Caisse d'Amortissement de la Dette Sociale
    3.500%, 07/01/14.............................        71,662   73,662,946
    2.625%, 01/15/15.............................   EUR  22,000   30,236,164
    1.875%, 02/16/15.............................   EUR  23,000   31,319,792
France Government Bond OAT
    3.500%, 04/25/15.............................   EUR  30,000   42,129,518
French Treasury Note BTAN
    0.750%, 09/25/14.............................   EUR  10,000   13,389,891
Societe Financement de l'Economie Francaise
    3.125%, 06/30/14.............................   EUR  76,300  104,144,838
Total Capital SA
    3.500%, 02/27/14.............................   EUR  24,737   33,497,932
    3.625%, 05/19/15.............................   EUR   5,024    7,053,819
UNEDIC
    2.375%, 03/31/14.............................   EUR  37,200   50,184,234
                                                                ------------
TOTAL FRANCE.....................................                385,619,134
                                                                ------------
GERMANY -- (7.8%)
FMS Wertmanagement AoeR
    1.375%, 01/16/15.............................   EUR  59,200   80,017,131
    0.375%, 05/22/15.............................   EUR  29,300   38,991,255
KFW
    2.875%, 08/26/14.............................   CAD  10,598   10,463,242
    4.950%, 10/14/14.............................   CAD  61,070   61,896,475
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.000%, 10/15/13.............................        17,000   17,020,604
    3.250%, 01/29/14.............................   EUR  20,000   27,004,292
NRW Bank
    1.375%, 08/26/13.............................         2,000    2,001,048
    1.625%, 12/15/13.............................   GBP  10,000   15,265,139
    3.375%, 03/18/14.............................   EUR  43,667   59,219,028
    1.250%, 05/15/15.............................        43,805   44,363,251

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                  FACE
                                                AMOUNT^        VALUE+
                                             -------------- ------------
                                                 (000)
GERMANY -- (Continued)
State of North Rhine-Westphalia
    1.500%, 01/13/15........................ $       42,500 $ 43,094,362
                                                            ------------
TOTAL GERMANY...............................                 399,335,827
                                                            ------------
IRELAND -- (1.3%)
GE Capital European Funding
    2.000%, 02/27/15........................  EUR    49,000   66,484,364
                                                            ------------
JAPAN -- (0.6%)
Japan Finance Organization for
  Municipalities
    1.350%, 11/26/13........................  JPY 2,941,000   30,148,359
                                                            ------------
NETHERLANDS -- (9.4%)
Bank Nederlandse Gemeenten
    1.000%, 11/17/14........................         27,000   27,187,596
    1.375%, 03/23/15........................        116,876  118,589,402
Cooperatieve Centrale
  Raiffeisen-Boerenleenbank BA
    4.375%, 01/22/14........................  EUR    15,500   21,010,148
    6.250%, 07/10/14........................  NZD    11,167    9,145,981
    3.000%, 02/16/15........................  EUR    76,000  104,945,804
Nederlandse Waterschapsbank NV
    4.250%, 09/16/14........................  EUR    30,000   41,682,520
    3.000%, 03/17/15........................          5,000    5,196,100
Netherlands Government Bond
    1.000%, 01/15/14........................  EUR    29,000   38,743,879
SNS Bank NV
    3.500%, 03/10/14........................  EUR    85,165  115,499,965
                                                            ------------
TOTAL NETHERLANDS...........................                 482,001,395
                                                            ------------
NEW ZEALAND -- (0.1%)
Westpac Securities NZ, Ltd.
    3.450%, 07/28/14........................          4,300    4,429,172
                                                            ------------
NORWAY -- (2.7%)
Kommunalbanken A.S.
    2.875%, 10/27/14........................         98,270  101,295,537
    1.000%, 02/09/15........................         39,000   39,343,902
                                                            ------------
TOTAL NORWAY................................                 140,639,439
                                                            ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS --
  (10.7%)
Asian Development Bank
    3.375%, 05/20/14........................  NOK   236,600   40,661,610
Council Of Europe Development Bank
    5.500%, 06/12/14........................  NZD    24,370   19,816,363
    3.375%, 12/08/14........................  GBP    15,897   25,073,843
    4.000%, 04/15/15........................         98,046  103,808,752
EUROFIMA
    4.500%, 03/06/15........................         37,000   39,356,900

                                                  FACE
                                                AMOUNT^        VALUE+
                                             -------------- ------------
                                                 (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS --
  (Continued)
European Financial Stability Facility
    1.125%, 06/01/15........................  EUR   110,500 $149,074,052
European Investment Bank
    1.125%, 08/15/14........................         35,700   35,967,786
    6.500%, 09/10/14........................  NZD    86,478   71,415,501
    2.875%, 01/15/15........................         30,000   31,087,560
European Union
    3.125%, 04/03/14........................  EUR    26,200   35,545,227
Nordic Investment Bank
    5.250%, 02/26/14........................  NZD     1,400    1,132,639
                                                            ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                 552,940,233
                                                            ------------
SWEDEN -- (8.0%)
Kommuninvest I Sverige AB
    3.600%, 05/21/14........................  NZD     7,300    5,830,916
Nordea Bank AB
    4.500%, 05/12/14........................  EUR    94,628  129,919,286
Svensk Exportkredit AB
    3.625%, 05/27/14........................  EUR    97,050  132,506,053
    7.625%, 06/30/14........................  NZD     5,800    4,809,279
    3.250%, 09/16/14........................          7,782    8,038,223
Svenska Handelsbanken AB
    4.875%, 03/25/14........................  EUR    89,668  122,766,388
    1.500%, 07/06/15........................  EUR     4,800    6,483,546
                                                            ------------
TOTAL SWEDEN................................                 410,353,691
                                                            ------------
UNITED KINGDOM -- (0.9%)
Network Rail Infrastructure Finance P.L.C.
    1.250%, 01/22/15........................  GBP    30,000   46,101,461
                                                            ------------
UNITED STATES -- (9.6%)
General Electric Capital Corp.
    2.150%, 01/09/15........................         82,000   83,706,338
JPMorgan Chase & Co.
   #2.050%, 01/24/14........................         44,000   44,329,824
Microsoft Corp.
    2.950%, 06/01/14........................         38,274   39,127,702
Nestle Holdings, Inc.
    2.125%, 03/12/14........................         14,168   14,294,095
Pfizer, Inc.
    4.750%, 12/15/14........................  EUR    15,700   22,122,972
Procter & Gamble Co. (The)
    4.500%, 05/12/14........................  EUR   103,447  142,089,515
Toyota Motor Credit Corp.
   #1.375%, 08/12/13........................         11,100   11,102,264
    4.625%, 09/18/13........................  EUR    56,727   75,865,067
   #1.000%, 02/17/15........................         53,989   54,423,288

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                      FACE
                                                     AMOUNT^      VALUE+
                                                     -------- --------------
                                                      (000)
UNITED STATES -- (Continued)
    0.875%, 07/17/15................................ $  5,000 $    5,028,280
                                                              --------------
TOTAL UNITED STATES.................................             492,089,345
                                                              --------------
TOTAL BONDS.........................................           4,586,188,874
                                                              --------------
AGENCY OBLIGATIONS -- (8.1%)
Federal Home Loan Bank
    1.375%, 05/28/14................................   70,000     70,701,540
   #0.250%, 02/20/15................................   25,000     24,979,600
Federal National Mortgage Association
    1.125%, 06/27/14................................    8,000      8,071,376
   #0.500%, 05/27/15................................  191,300    191,808,858
   #0.500%, 07/02/15................................  120,000    120,277,440
                                                              --------------
TOTAL AGENCY OBLIGATIONS............................             415,838,814
                                                              --------------
COMMERCIAL PAPER -- (0.4%)
Caisse des Depots et Consignations
    0.225%, 10/25/13................................   20,000     19,989,664

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                     -----------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@ DFA Short Term Investment Fund.................  10,371,651    120,000,000
   @ Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.10%, 08/01/13
      (Collateralized by $1,203,657 FNMA, rates
      ranging from 4.500% to 6.000%, maturities
      ranging from 01/01/40 to 05/01/42, valued at
      $772,313) to be repurchased at $757,172        $       757        757,170
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                120,757,170
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,137,288,242)^^...........................             $5,142,774,522
                                                                 ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------
                                                           LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                           ------- --------------  ------- --------------
Bonds
   Australia..............................................   --    $  283,900,970    --    $  283,900,970
   Austria................................................   --        75,626,523    --        75,626,523
   Belgium................................................   --       150,086,163    --       150,086,163
   Canada.................................................   --       867,481,862    --       867,481,862
   Denmark................................................   --       182,911,544    --       182,911,544
   Finland................................................   --        16,039,392    --        16,039,392
   France.................................................   --       385,619,134    --       385,619,134
   Germany................................................   --       399,335,827    --       399,335,827
   Ireland................................................   --        66,484,364    --        66,484,364
   Japan..................................................   --        30,148,359    --        30,148,359
   Netherlands............................................   --       482,001,395    --       482,001,395
   New Zealand............................................   --         4,429,172    --         4,429,172
   Norway.................................................   --       140,639,439    --       140,639,439
   Supranational Organization Obligations.................   --       552,940,233    --       552,940,233
   Sweden.................................................   --       410,353,691    --       410,353,691
   United Kingdom.........................................   --        46,101,461    --        46,101,461
   United States..........................................   --       492,089,345    --       492,089,345
Agency Obligations........................................   --       415,838,814    --       415,838,814
Commercial Paper..........................................   --        19,989,664    --        19,989,664
Securities Lending Collateral.............................   --       120,757,170    --       120,757,170
Forward Currency Contracts**..............................   --       (58,187,075)   --       (58,187,075)
                                                             --    --------------    --    --------------
TOTAL.....................................................   --    $5,084,587,447    --    $5,084,587,447
                                                             ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                  ----------- -----------
                                                     (000)
BONDS -- (92.5%)
AUSTRALIA -- (6.8%)
Commonwealth Bank of Australia
    1.900%, 09/18/17............................. $    10,000 $10,015,120
National Australia Bank, Ltd.
    6.750%, 09/16/14.............................  AUD 12,146  11,383,188
Queensland Treasury Corp.
    6.000%, 08/14/13.............................  AUD 15,000  13,494,368
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.............................       2,525   2,603,358
Toyota Finance Australia, Ltd.
    3.980%, 01/23/14.............................  NZD  9,000   7,203,990
Westpac Banking Corp.
    6.375%, 12/10/13.............................  AUD 10,000   9,079,335
    2.000%, 08/14/17.............................      10,425  10,496,891
                                                              -----------
TOTAL AUSTRALIA..................................              64,276,250
                                                              -----------
CANADA -- (10.1%)
Bank of Nova Scotia
    2.550%, 01/12/17.............................      10,000  10,339,600
Brookfield Asset Management, Inc.
    5.800%, 04/25/17.............................       4,150   4,582,110
Canadian Government Bond
    2.000%, 08/01/13.............................  CAD 27,000  26,290,498
Enbridge, Inc.
    5.800%, 06/15/14.............................       5,000   5,214,235
EnCana Holdings Finance Corp.
    5.800%, 05/01/14.............................       4,000   4,146,476
Husky Energy, Inc.
    5.900%, 06/15/14.............................       5,000   5,217,980
Royal Bank of Canada
    2.050%, 01/13/15.............................  CAD 10,000   9,784,344
Teck Resources, Ltd.
    2.500%, 02/01/18.............................       5,000   4,889,240
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................      19,615  19,110,326
TransAlta Corp.
    4.750%, 01/15/15.............................       4,000   4,193,108
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................       2,105   2,204,859
                                                              -----------
TOTAL CANADA.....................................              95,972,776
                                                              -----------
CAYMAN ISLANDS -- (0.4%)
Noble Holding International, Ltd.
    2.500%, 03/15/17.............................       3,500   3,531,175
                                                              -----------
FINLAND -- (1.6%)
Municipality Finance P.L.C.
    2.750%, 09/16/13.............................  NOK  6,500   1,104,144
    2.000%, 05/28/14.............................  SEK 90,000  13,868,352
                                                              -----------
TOTAL FINLAND....................................              14,972,496
                                                              -----------
                                                     FACE
                                                    AMOUNT^     VALUE+
                                                  ----------- -----------
                                                     (000)
FRANCE -- (4.1%)
BNP Paribas SA
    2.375%, 09/14/17............................. $     8,000 $ 8,069,864
France Telecom SA
    2.750%, 09/14/16.............................       8,000   8,267,240
Societe Generale SA
    2.750%, 10/12/17.............................       8,000   8,107,064
Total Capital International SA
    1.550%, 06/28/17.............................      15,000  14,982,135
                                                              -----------
TOTAL FRANCE.....................................              39,426,303
                                                              -----------
GERMANY -- (1.4%)
Deutsche Bank AG
    6.000%, 09/01/17.............................       4,000   4,619,028
KFW
    3.750%, 08/16/17.............................  NZD 10,000   7,867,983
State of North Rhine-Westphalia
    3.250%, 05/28/14.............................  NOK  3,670     628,586
                                                              -----------
TOTAL GERMANY....................................              13,115,597
                                                              -----------
JAPAN -- (1.0%)
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       5,770   6,078,360
Sumitomo Mitsui Banking Corp.
    1.350%, 07/18/15.............................       4,000   4,034,540
                                                              -----------
TOTAL JAPAN......................................              10,112,900
                                                              -----------
NETHERLANDS -- (3.1%)
Bank Nederlandse Gemeenten
    4.250%, 10/02/13.............................  NOK 26,500   4,513,652
    6.250%, 11/12/13.............................  AUD  3,000   2,716,768
    3.750%, 11/25/13.............................  NOK 25,000   4,264,187
    5.375%, 12/16/13.............................  AUD  7,500   6,787,484
Cooperatieve Centrale Raiffeisen-Boerenleenbank
  BA
    5.500%, 12/16/13.............................  NZD  7,000   5,637,627
    6.250%, 07/10/14.............................  NZD  6,500   5,323,621
                                                              -----------
TOTAL NETHERLANDS................................              29,243,339
                                                              -----------
NORWAY -- (2.1%)
Kommunalbanken A.S.
    3.500%, 02/24/14.............................  NOK 57,000   9,748,134
Statoil ASA
    3.125%, 08/17/17.............................      10,000  10,633,040
                                                              -----------
TOTAL NORWAY.....................................              20,381,174
                                                              -----------
SINGAPORE -- (0.6%)
Singapore Government Bond
    0.500%, 04/01/18.............................  SGD  7,000   5,407,375
                                                              -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                 FACE
                                                AMOUNT^          VALUE+
                                              -----------      -----------
                                                 (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS --
  (4.2%)
EUROFIMA
    6.000%, 01/28/14......................... AUD  12,595      $11,492,877
European Investment Bank
    6.500%, 09/10/14......................... NZD   3,000        2,477,468
    1.625%, 06/15/17.........................      15,000       15,181,515
International Bank for Reconstruction &
  Development
    2.250%, 11/08/13......................... SEK  20,800        3,198,646
Nordic Investment Bank
    5.250%, 02/26/14......................... NZD   2,542        2,056,548
    7.500%, 04/15/15......................... NZD   6,500        5,538,593
                                                               -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.                   39,945,647
                                                               -----------
SWEDEN -- (2.5%)
Kommuninvest I Sverige AB
    3.600%, 05/21/14......................... NZD   5,000        3,993,778
Svensk Exportkredit AB
    7.625%, 06/30/14......................... NZD   5,575        4,622,713
Sweden Government Bond
    1.500%, 08/30/13......................... SEK 100,000       15,348,220
                                                               -----------
TOTAL SWEDEN.................................                   23,964,711
                                                               -----------
SWITZERLAND -- (1.3%)
Credit Suisse New York
    3.500%, 03/23/15.........................       5,000        5,221,695
UBS AG
    3.875%, 01/15/15.........................       3,993        4,165,290
    5.875%, 12/20/17.........................       2,325        2,687,719
                                                               -----------
TOTAL SWITZERLAND............................                   12,074,704
                                                               -----------
UNITED KINGDOM -- (3.0%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.........................       6,000        6,641,148
BP Capital Markets P.L.C.
    3.125%, 10/01/15.........................       5,000        5,241,010
Lloyds TSB Bank P.L.C.
    4.200%, 03/28/17.........................       4,000        4,270,852
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.........................       2,628        2,588,727
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.........................       4,000        4,082,812
Vodafone Group P.L.C.
    5.625%, 02/27/17.........................       5,000        5,605,020
                                                               -----------
TOTAL UNITED KINGDOM.........................                   28,429,569
                                                               -----------
UNITED STATES -- (50.3%)
Actavis, Inc.
    1.875%, 10/01/17.........................       4,000        3,943,664

                                                 FACE
                                                AMOUNT^          VALUE+
                                              -----------      -----------
                                                 (000)
UNITED STATES -- (Continued)
Aetna, Inc.
    6.000%, 06/15/16.........................    $  5,000      $ 5,670,985
Aflac, Inc.
    2.650%, 02/15/17.........................       4,000        4,118,264
Agilent Technologies, Inc.
    6.500%, 11/01/17.........................       3,580        4,139,665
Airgas, Inc.
    4.500%, 09/15/14.........................       7,350        7,644,919
Alcoa, Inc.
    5.550%, 02/01/17.........................       2,000        2,137,516
Allstate Corp. (The)
    5.000%, 08/15/14.........................       3,300        3,445,309
American Express Co.
    6.150%, 08/28/17.........................       5,000        5,784,455
    7.000%, 03/19/18.........................       2,000        2,423,434
American International Group, Inc.
    5.850%, 01/16/18.........................       7,000        7,971,124
Ameriprise Financial, Inc.
    5.650%, 11/15/15.........................       2,438        2,691,886
Anadarko Petroleum Corp.
    5.950%, 09/15/16.........................       4,000        4,522,964
Apple, Inc.
    1.000%, 05/03/18.........................      25,000       24,059,375
Assurant, Inc.
    2.500%, 03/15/18.........................       5,000        4,907,515
AT&T, Inc.
    1.400%, 12/01/17.........................       6,000        5,868,324
Autodesk, Inc.
    1.950%, 12/15/17.........................       4,000        3,901,244
Bank of America Corp.
    4.500%, 04/01/15.........................       4,000        4,203,320
    6.000%, 09/01/17.........................       4,000        4,525,264
BB&T Corp.
    1.450%, 01/12/18.........................       9,000        8,745,381
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.........................      10,000       10,065,360
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.........................      10,000        9,904,370
BlackRock, Inc.
    6.250%, 09/15/17.........................       5,000        5,888,325
Boston Scientific Corp.
    4.500%, 01/15/15.........................       6,000        6,285,942
Buckeye Partners L.P.
    6.050%, 01/15/18.........................       1,880        2,110,106
Burlington Northern Santa Fe LLC
    7.000%, 02/01/14.........................       1,950        2,009,627
Capital One Financial Corp.
    6.750%, 09/15/17.........................       4,000        4,697,492
Cardinal Health, Inc.
    1.700%, 03/15/18.........................       9,000        8,760,492

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
UNITED STATES -- (Continued)
Cigna Corp.
   5.375%, 03/15/17....................................... $ 1,190 $ 1,312,532
Citigroup, Inc.
   4.450%, 01/10/17.......................................   4,000   4,316,196
   6.000%, 08/15/17.......................................   4,000   4,536,268
CNA Financial Corp.
   5.850%, 12/15/14.......................................   1,000   1,064,504
Comcast Corp.
   4.950%, 06/15/16.......................................   4,000   4,436,964
Comerica, Inc.
   3.000%, 09/16/15.......................................   1,000   1,043,593
Computer Sciences Corp.
   2.500%, 09/15/15.......................................   4,000   4,087,584
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
   2.400%, 03/15/17.......................................   4,000   4,032,924
Dollar General Corp.
   1.875%, 04/15/18.......................................   5,000   4,833,910
Eastman Chemical Co.
   2.400%, 06/01/17.......................................   4,000   4,050,940
Enbridge Energy Partners L.P.
   5.875%, 12/15/16.......................................   2,000   2,266,498
Energy Transfer Partners L.P.
   5.950%, 02/01/15.......................................   2,604   2,781,858
Enterprise Products Operating LLC
   6.300%, 09/15/17.......................................   4,000   4,682,124
Exelon Generation Co. LLC
   6.200%, 10/01/17.......................................   4,000   4,592,228
Express Scripts Holding Co.
   3.125%, 05/15/16.......................................   6,600   6,895,607
Fifth Third Bancorp
   3.625%, 01/25/16.......................................   2,100   2,217,722
FMC Technologies, Inc.
   2.000%, 10/01/17.......................................   5,000   4,962,110
Freeport-McMoRan Copper & Gold, Inc.
   1.400%, 02/13/15.......................................   3,000   3,006,183
   2.150%, 03/01/17.......................................   4,000   3,921,312
General Electric Capital Corp.
   1.625%, 04/02/18.......................................  15,000  14,710,470
Goldman Sachs Group, Inc. (The)
   6.250%, 09/01/17.......................................   4,000   4,563,680
   5.950%, 01/18/18.......................................   2,000   2,258,280
Hartford Financial Services Group, Inc.
   4.000%, 10/15/17.......................................   5,142   5,499,801
Hewlett-Packard Co.
   6.125%, 03/01/14.......................................   4,750   4,890,101
   2.600%, 09/15/17.......................................   4,000   4,049,676
Hospira, Inc.
   6.050%, 03/30/17.......................................   3,000   3,208,845

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
UNITED STATES -- (Continued)
HSBC Finance Corp.
    5.250%, 04/15/15...................................... $ 2,187 $ 2,336,508
HSBC USA, Inc.
    2.375%, 02/13/15......................................   5,000   5,120,225
Intuit, Inc.
    5.750%, 03/15/17......................................   2,000   2,235,414
Jefferies Group LLC
    5.125%, 04/13/18......................................   1,875   1,990,913
JPMorgan Chase & Co.
    3.700%, 01/20/15......................................   4,000   4,158,160
    3.150%, 07/05/16......................................   4,000   4,195,480
KeyBank NA
    1.650%, 02/01/18......................................   1,820   1,786,510
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17......................................   4,000   4,547,968
Kohl's Corp.
    6.250%, 12/15/17......................................   4,000   4,637,236
Kroger Co. (The)
    2.200%, 01/15/17......................................   2,795   2,822,676
Laboratory Corp. of America Holdings
    2.200%, 08/23/17......................................   4,500   4,472,064
Lorillard Tobacco Co.
    2.300%, 08/21/17......................................   4,000   3,941,856
MetLife, Inc.
    6.750%, 06/01/16......................................   5,000   5,771,770
Mondelez International, Inc.
    6.500%, 08/11/17......................................   4,000   4,682,696
Morgan Stanley
    6.250%, 08/28/17......................................   4,000   4,524,628
Murphy Oil Corp.
    2.500%, 12/01/17......................................   5,860   5,830,976
NetApp, Inc.
    2.000%, 12/15/17......................................   5,000   4,907,105
Nucor Corp.
    5.750%, 12/01/17......................................   7,160   8,227,327
ONEOK Partners L.P.
    2.000%, 10/01/17......................................   1,620   1,598,828
Oracle Corp.
    1.200%, 10/15/17......................................   1,500   1,467,870
Panhandle Eastern Pipe Line Co. L.P.
    6.200%, 11/01/17......................................   1,725   1,989,011
Pioneer Natural Resources Co.
    6.650%, 03/15/17......................................   4,000   4,602,292
Plains All American Pipeline L.P. / PAA Finance Corp.
    6.125%, 01/15/17......................................   5,000   5,727,450
PPL Energy Supply LLC
    6.200%, 05/15/16......................................   4,000   4,440,932
Principal Financial Group, Inc.
    1.850%, 11/15/17......................................   6,707   6,619,286

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                    FACE
                                                   AMOUNT^      VALUE+
                                                  ---------- ------------
                                                    (000)
UNITED STATES -- (Continued)
Prudential Financial, Inc.
    6.100%, 06/15/17............................. $    1,000 $  1,141,126
    6.000%, 12/01/17.............................      5,000    5,767,625
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................      4,000    4,165,384
Qwest Corp.
    6.500%, 06/01/17.............................      4,000    4,527,848
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................      1,000    1,097,020
Republic Services, Inc.
    3.800%, 05/15/18.............................      2,427    2,578,151
Reynolds American, Inc.
    7.625%, 06/01/16.............................      1,947    2,271,559
Safeway, Inc.
    3.400%, 12/01/16.............................      4,000    4,179,988
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................      1,000    1,183,719
SunTrust Banks, Inc.
    3.500%, 01/20/17.............................      4,000    4,202,160
Symantec Corp.
    2.750%, 06/15/17.............................      4,000    4,052,928
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................      4,000    4,178,412
Tech Data Corp.
    3.750%, 09/21/17.............................      4,500    4,571,937
Textron, Inc.
    6.200%, 03/15/15.............................      4,000    4,299,884
Toyota Motor Credit Corp.
    3.820%, 10/24/13.............................  NZD 9,500    7,587,306
Verizon Communications, Inc.
    1.100%, 11/01/17.............................      3,000    2,916,867
    6.100%, 04/15/18.............................      5,000    5,871,980
Wachovia Corp.
    5.750%, 06/15/17.............................      4,000    4,583,228
    5.750%, 02/01/18.............................      3,000    3,473,496
Weatherford International, Inc.
    6.350%, 06/15/17.............................      4,000    4,522,116
WellPoint, Inc.
    5.875%, 06/15/17.............................      4,000    4,560,044
    1.875%, 01/15/18.............................      4,000    3,923,312
Western Union Co. (The)
    5.930%, 10/01/16.............................      3,000    3,350,616
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................      7,405    7,331,705
Xerox Corp.
    2.950%, 03/15/17.............................      5,575    5,740,561

                                                    FACE
                                                   AMOUNT^      VALUE+
                                                  ---------- ------------
                                                    (000)
UNITED STATES -- (Continued)
Zimmer Holdings, Inc.
    1.400%, 11/30/14............................. $    5,000 $  5,033,170
                                                             ------------
TOTAL UNITED STATES..............................             478,395,555
                                                             ------------
TOTAL BONDS......................................             879,249,571
                                                             ------------
AGENCY OBLIGATIONS -- (7.5%)
Federal Home Loan Mortgage Corporation
    0.500%, 05/13/16.............................     15,000   14,948,760
Federal National Mortgage Association
    0.500%, 03/30/16.............................     56,000   55,892,816
                                                             ------------
TOTAL AGENCY OBLIGATIONS.........................              70,841,576
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $967,373,779)^^..........................            $950,091,147
                                                             ============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------
                                                           LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                           ------- ------------  ------- ------------
Bonds
   Australia..............................................   --    $ 64,276,250    --    $ 64,276,250
   Canada.................................................   --      95,972,776    --      95,972,776
   Cayman Islands.........................................   --       3,531,175    --       3,531,175
   Finland................................................   --      14,972,496    --      14,972,496
   France.................................................   --      39,426,303    --      39,426,303
   Germany................................................   --      13,115,597    --      13,115,597
   Japan..................................................   --      10,112,900    --      10,112,900
   Netherlands............................................   --      29,243,339    --      29,243,339
   Norway.................................................   --      20,381,174    --      20,381,174
   Singapore..............................................   --       5,407,375    --       5,407,375
   Supranational Organization Obligations.................   --      39,945,647    --      39,945,647
   Sweden.................................................   --      23,964,711    --      23,964,711
   Switzerland............................................   --      12,074,704    --      12,074,704
   United Kingdom.........................................   --      28,429,569    --      28,429,569
   United States..........................................   --     478,395,555    --     478,395,555
Agency Obligations........................................   --      70,841,576    --      70,841,576
Forward Currency Contracts**..............................   --      (2,365,188)   --      (2,365,188)
                                                             --    ------------    --    ------------
TOTAL.....................................................   --    $947,725,959    --    $947,725,959
                                                             ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                FACE
                                               AMOUNT
                                               (000)            VALUE+
                                              --------      --------------
AGENCY OBLIGATIONS -- (94.9%)
Federal Farm Credit Bank
    2.625%, 04/17/14......................... $ 24,000      $   24,424,512
    1.625%, 11/19/14.........................   51,000          51,939,981
    0.500%, 06/23/15.........................   17,100          17,146,871
    4.875%, 12/16/15.........................   12,000          13,237,752
    4.875%, 01/17/17.........................   12,000          13,646,940
Federal Home Loan Bank
    5.125%, 08/14/13.........................   38,000          38,069,616
    4.500%, 09/16/13.........................   26,230          26,374,527
    0.875%, 12/12/14.........................    2,900           2,924,638
    0.250%, 01/16/15.........................   27,600          27,599,338
    4.500%, 02/18/15.........................   12,000          12,777,096
    0.250%, 02/20/15.........................   23,550          23,530,783
    2.750%, 03/13/15.........................   79,700          82,826,392
    2.875%, 06/12/15.........................   71,020          74,321,081
    1.750%, 09/11/15.........................   51,115          52,521,940
    0.500%, 11/20/15.........................    5,000           4,999,565
    1.375%, 12/11/15.........................   30,185          30,808,894
    1.625%, 12/11/15.........................   21,500          22,034,576
    5.000%, 12/21/15.........................   39,385          43,565,757
    1.000%, 03/11/16.........................   15,000          15,167,685
    3.125%, 03/11/16.........................   76,890          81,895,462
    5.375%, 05/18/16.........................   81,500          92,368,432
    2.125%, 06/10/16.........................   98,000         101,965,374
    5.125%, 10/19/16.........................   27,345          31,039,993
    1.625%, 12/09/16.........................   19,000          19,499,985
    4.750%, 12/16/16.........................   72,500          81,921,738
    4.875%, 05/17/17.........................    8,000           9,123,256
    1.000%, 06/09/17.........................    9,010           8,962,923
    1.000%, 06/21/17.........................  146,210         145,570,185
    0.750%, 09/08/17.........................   78,000          76,449,672
    5.000%, 11/17/17.........................  111,740         128,964,833
    0.750%, 12/08/17.........................   50,530          49,277,311
    1.375%, 03/09/18.........................  143,700         143,043,866
    1.250%, 06/08/18.........................   11,000          10,862,775
Tennessee Valley Authority
    4.750%, 08/01/13.........................   20,000          20,000,000
    4.375%, 06/15/15.........................   20,580          22,090,119
    5.500%, 07/18/17.........................    3,362           3,908,130
    6.250%, 12/15/17.........................    3,300           3,945,143
    4.500%, 04/01/18.........................    5,000           5,654,780
                                                            --------------
TOTAL AGENCY OBLIGATIONS.....................                1,614,461,921
                                                            --------------
U.S. TREASURY OBLIGATIONS -- (4.3%)
U.S. Treasury Bonds
    9.875%, 11/15/15.........................    5,000           6,073,440
U.S. Treasury Notes
    0.250%, 08/15/15.........................   46,780          46,695,936

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


                                                   FACE
                                                  AMOUNT
                                                  (000)         VALUE+
                                                ----------- --------------
    0.250%, 09/15/15........................... $    20,000 $   19,954,680
                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS................                 72,724,056
                                                            --------------

                                                  SHARES
                                                -----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional U.S.
     Government Money Market Fund..............  13,780,460     13,780,460
                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,701,599,540)^^......................             $1,700,966,437
                                                            ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           -------------------------------------------------
                                                             LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                           ----------- -------------- ------- --------------
Agency Obligations........................................          -- $1,614,461,921   --    $1,614,461,921
U.S. Treasury Obligations.................................          --     72,724,056   --        72,724,056
Temporary Cash Investments................................ $13,780,460             --   --        13,780,460
                                                           ----------- --------------   --    --------------
TOTAL..................................................... $13,780,460 $1,687,185,977   --    $1,700,966,437
                                                           =========== ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^
                                                       (000)      VALUE+
                                                    ----------- -----------
BONDS -- (90.3%)
AUSTRALIA -- (4.0%)
Australia & New Zealand Banking Group, Ltd.
    1.875%, 10/06/17............................... $    11,500 $11,451,102
    1.450%, 05/15/18...............................      25,900  25,125,020
Commonwealth Bank of Australia
   #1.900%, 09/18/17...............................      62,130  62,223,941
    4.250%, 04/06/18............................... EUR   7,700  11,512,887
National Australia Bank, Ltd.
   #2.750%, 03/09/17...............................      60,000  61,992,840
    2.300%, 07/25/18...............................      13,000  13,041,652
Westpac Banking Corp.
   #2.000%, 08/14/17...............................      53,500  53,868,936
   #1.600%, 01/12/18...............................      61,650  60,475,198
    2.250%, 07/30/18...............................      10,000   9,985,220
                                                                -----------
TOTAL AUSTRALIA....................................             309,676,796
                                                                -----------
AUSTRIA -- (3.4%)
Austria Government Bond
    4.300%, 09/15/17............................... EUR 107,000 162,610,300
    4.650%, 01/15/18............................... EUR  28,000  43,373,661
Oesterreichische Kontrollbank AG
   #1.125%, 05/29/18...............................      56,000  54,703,712
                                                                -----------
TOTAL AUSTRIA......................................             260,687,673
                                                                -----------
BELGIUM -- (2.5%)
Belgium Government Bond
    5.500%, 09/28/17............................... EUR 123,500 194,169,256
                                                                -----------
CANADA -- (11.9%)
Bank of Nova Scotia
   #2.900%, 03/29/16...............................      68,605  71,723,783
   #2.550%, 01/12/17...............................      36,400  37,636,144
British Columbia, Province of Canada
   #1.200%, 04/25/17...............................      97,000  97,194,776
Manitoba, Province of Canada
    1.300%, 04/03/17...............................      38,000  38,252,700
Ontario, Province of Canada
   #4.950%, 11/28/16...............................      20,000  22,511,860
   #1.100%, 10/25/17...............................      74,000  72,689,682
   #1.200%, 02/14/18...............................      98,925  96,901,984
Royal Bank of Canada
    2.875%, 04/19/16...............................      49,900  52,373,194
    2.300%, 07/20/16...............................      66,040  68,256,435
   #1.500%, 01/16/18...............................      82,460  80,950,405
   #2.200%, 07/27/18...............................      20,000  20,017,340
Toronto-Dominion Bank (The)
    2.500%, 07/14/16...............................      10,000  10,397,340
    2.375%, 10/19/16...............................     157,484 163,169,015
   #1.400%, 04/30/18...............................      36,924  35,973,982

                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                    ------------ ------------
CANADA -- (Continued)
Total Capital Canada, Ltd.
   #1.450%, 01/15/18............................... $     53,370 $ 52,797,660
                                                                 ------------
TOTAL CANADA.......................................               920,846,300
                                                                 ------------
DENMARK -- (3.3%)
Denmark Government Bond
    4.000%, 11/15/17...............................  DKK 624,000  127,019,087
Kommunekredit
    1.125%, 03/15/18...............................      129,361  125,859,974
                                                                 ------------
TOTAL DENMARK......................................               252,879,061
                                                                 ------------
FINLAND -- (3.8%)
Finland Government Bond
    1.875%, 04/15/17...............................  EUR  10,500   14,608,298
    3.875%, 09/15/17...............................  EUR  55,000   82,462,611
Municipality Finance P.L.C.
    1.625%, 04/25/17...............................       71,000   72,079,200
    1.125%, 12/07/17...............................  GBP  47,000   71,091,223
    1.125%, 04/17/18...............................       54,800   53,183,400
                                                                 ------------
TOTAL FINLAND......................................               293,424,732
                                                                 ------------
FRANCE -- (5.5%)
Caisse d'Amortissement de la Dette Sociale
    5.250%, 11/02/16...............................       15,000   16,928,460
    2.125%, 04/12/17...............................       52,300   53,624,236
    3.250%, 03/07/18...............................  EUR   3,600    5,245,771
France Government Bond OAT
    3.750%, 04/25/17...............................  EUR  19,000   28,064,660
    4.250%, 10/25/17...............................  EUR  98,500  149,332,564
Sanofi
   #1.250%, 04/10/18...............................       10,000    9,753,450
Total Capital International SA
   #1.500%, 02/17/17...............................       16,368   16,365,283
    1.550%, 06/28/17...............................       68,500   68,418,417
Total Capital SA
   #2.300%, 03/15/16...............................        6,697    6,936,116
UNEDIC
    2.125%, 04/26/17...............................  EUR  55,000   76,500,488
                                                                 ------------
TOTAL FRANCE.......................................               431,169,445
                                                                 ------------
GERMANY -- (5.1%)
FMS Wertmanagement AoeR
    1.000%, 07/18/17...............................  EUR  10,000   13,384,117
KFW
    1.375%, 02/21/17...............................  EUR  29,000   39,594,802
    4.125%, 07/04/17...............................  EUR  23,000   34,595,374
    0.875%, 10/13/17...............................  EUR  17,000   22,690,941
    1.000%, 12/07/17...............................  GBP  52,300   79,160,404

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
GERMANY -- (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
    2.250%, 07/15/16.................................. $    34,000 $ 35,279,284
    1.625%, 04/25/17..................................      56,000   56,788,480
    0.875%, 12/15/17.................................. GBP  15,000   22,494,729
Landwirtschaftliche Rentenbank
    3.250%, 12/07/16.................................. GBP  22,000   36,335,673
    0.875%, 09/12/17..................................       7,200    7,082,525
   #2.375%, 09/13/17..................................      15,000   15,646,470
   #1.000%, 04/04/18..................................      33,000   32,129,790
                                                                   ------------
TOTAL GERMANY.........................................              395,182,589
                                                                   ------------
JAPAN -- (2.8%)
Development Bank of Japan, Inc.
    5.125%, 02/01/17..................................      12,100   13,719,295
    5.125%, 02/01/17..................................      26,800   30,396,131
    1.000%, 01/22/18..................................      28,000   27,168,036
Japan Bank for International Cooperation
    2.250%, 07/13/16..................................      64,100   66,608,425
    1.125%, 07/19/17..................................      21,400   21,131,944
Japan Finance Organization for Municipalities
    1.500%, 09/12/17..................................      20,000   19,904,680
    1.375%, 02/05/18..................................      40,500   39,611,025
                                                                   ------------
TOTAL JAPAN...........................................              218,539,536
                                                                   ------------
NETHERLANDS -- (8.4%)
Bank Nederlandse Gemeenten
    5.250%, 01/31/17..................................      30,200   34,254,652
    1.375%, 09/27/17..................................     106,900  106,130,320
    1.375%, 03/19/18..................................      70,000   68,554,220
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    4.375%, 05/05/16.................................. EUR   5,000    7,251,424
   #3.375%, 01/19/17..................................      77,000   81,359,432
    4.750%, 01/15/18.................................. EUR  35,000   53,060,004
   #1.700%, 03/19/18..................................      20,900   20,490,820
Nederlandse Waterschapsbank NV
   #2.125%, 06/16/16..................................      90,000   93,030,930
    2.125%, 09/07/16.................................. GBP  10,802   16,977,778
    4.125%, 01/23/17.................................. EUR   4,000    5,920,770
   #2.125%, 02/09/17..................................      51,700   53,198,680
Netherlands Government Bond
    4.500%, 07/15/17.................................. EUR  65,000   99,142,722
Shell International Finance BV
   #5.200%, 03/22/17..................................       3,000    3,382,626
   #1.125%, 08/21/17..................................      10,000    9,868,300
                                                                   ------------
TOTAL NETHERLANDS.....................................              652,622,678
                                                                   ------------

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                       ---------- ------------
NORWAY -- (4.6%)
Kommunalbanken A.S.
    1.375%, 06/08/17.................................. $   50,000 $ 50,095,000
    1.000%, 09/26/17..................................    108,000  105,929,424
    1.125%, 12/15/17.................................. GBP  4,000    6,065,530
    1.000%, 03/15/18..................................     42,000   40,563,600
Statoil ASA
   #3.125%, 08/17/17..................................     12,070   12,834,079
   #1.150%, 05/15/18..................................    141,925  138,155,472
                                                                  ------------
TOTAL NORWAY..........................................             353,643,105
                                                                  ------------
SINGAPORE -- (0.5%)
Singapore Government Bond
    0.500%, 04/01/18.................................. SGD 55,000   42,486,521
                                                                  ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.2%)
African Development Bank
    1.125%, 03/15/17..................................     82,000   82,323,490
Council Of Europe Development Bank
   #1.250%, 09/22/16..................................     71,000   71,651,993
    1.500%, 02/22/17..................................     17,000   17,197,880
    1.500%, 06/19/17..................................     60,000   60,508,140
   #1.000%, 03/07/18..................................     56,200   54,503,940
   #1.125%, 05/31/18..................................      8,000    7,772,328
EUROFIMA
    5.250%, 04/07/16..................................     16,800   18,722,592
European Financial Stability Facility
    2.000%, 05/15/17.................................. EUR  5,000    6,909,837
    1.625%, 09/15/17.................................. EUR 35,000   47,663,626
European Investment Bank
    3.250%, 12/07/16.................................. GBP 41,000   66,860,623
    3.125%, 03/03/17.................................. EUR 29,000   41,860,382
    1.125%, 09/15/17..................................      6,000    5,930,910
    4.750%, 10/15/17.................................. EUR 40,000   61,685,127
    4.125%, 12/07/17.................................. GBP  4,000    6,809,117
    1.000%, 12/15/17..................................     21,400   20,954,987
European Union
    3.250%, 04/04/18.................................. EUR 40,000   58,810,508
Nordic Investment Bank
    0.750%, 01/17/18..................................      8,500    8,280,046
                                                                  ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........             638,445,526
                                                                  ------------
SWEDEN -- (4.9%)
Kingdom of Sweden
    0.875%, 01/31/18.................................. EUR 40,000   53,343,834
Kommuninvest I Sverige AB
    1.625%, 02/13/17..................................     71,600   72,712,664
    1.000%, 10/24/17..................................     54,300   53,307,125
Svensk Exportkredit AB
    5.125%, 03/01/17..................................     70,312   80,176,070

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT^
                                                       (000)         VALUE+
                                                    ------------ --------------
SWEDEN -- (Continued)
   #1.750%, 05/30/17...............................  $    94,955 $   96,760,664
   #1.125%, 04/05/18...............................       25,000     24,400,000
Svenska Handelsbanken AB
    2.875%, 04/04/17...............................        3,160      3,271,741
                                                                 --------------
TOTAL SWEDEN.......................................                 383,972,098
                                                                 --------------
UNITED KINGDOM -- (4.7%)
Barclays Bank P.L.C.
    1.500%, 04/04/17...............................  GBP  38,000     58,732,433
Lloyds TSB Bank P.L.C.
    1.500%, 05/02/17...............................  GBP  40,500     62,643,233
Network Rail Infrastructure Finance P.L.C.
    1.000%, 12/07/17...............................  GBP  13,000     19,686,470
Transport for London
    1.250%, 11/21/17...............................  GBP  10,000     15,213,173
United Kingdom Gilt
    1.000%, 09/07/17...............................  GBP 135,000    205,627,562
                                                                 --------------
TOTAL UNITED KINGDOM...............................                 361,902,871
                                                                 --------------
UNITED STATES -- (16.7%)
3M Co.
   #1.375%, 09/29/16...............................       60,421     61,266,894
   #1.000%, 06/26/17...............................       59,405     58,216,425
Apple, Inc.
    1.000%, 05/03/18...............................       93,700     90,174,537
Bank of New York Mellon Corp. (The)
    2.300%, 07/28/16...............................       23,235     24,027,523
Berkshire Hathaway Finance Corp.
   #1.600%, 05/15/17...............................       28,700     28,887,583
    1.300%, 05/15/18...............................       11,700     11,427,191
Berkshire Hathaway, Inc.
   #2.200%, 08/15/16...............................       73,200     76,007,147
   #1.900%, 01/31/17...............................       41,300     42,040,509
   #1.550%, 02/09/18...............................       38,046     37,682,166
Chevron Corp.
    1.104%, 12/05/17...............................      103,616    101,636,727
   #1.718%, 06/24/18...............................       58,748     58,519,177
Colgate-Palmolive Co.
    1.300%, 01/15/17...............................        7,000      7,026,670
   #0.900%, 05/01/18...............................       34,300     33,160,108
General Electric Capital Corp.
    2.900%, 01/09/17...............................        3,000      3,118,188
    2.300%, 04/27/17...............................       18,300     18,574,226
    5.625%, 09/15/17...............................       70,500     80,232,948
   #1.600%, 11/20/17...............................       43,000     42,380,241
    1.625%, 04/02/18...............................       21,147     20,738,821
General Electric Co.
    5.250%, 12/06/17...............................       23,418     26,708,276

                                                       FACE
                                                      AMOUNT^
                                                       (000)         VALUE+
                                                    ------------ --------------
UNITED STATES -- (Continued)
Google, Inc.
    2.125%, 05/19/16............................... $     24,025 $   24,939,704
International Business Machines Corp.
    5.700%, 09/14/17...............................       52,090     60,364,809
   #1.250%, 02/08/18...............................       65,000     63,592,815
Johnson & Johnson
   #2.150%, 05/15/16...............................        4,000      4,143,224
Microsoft Corp.
   #1.000%, 05/01/18...............................       12,000     11,677,188
Toyota Motor Credit Corp.
    2.800%, 01/11/16...............................       57,300     59,853,689
    2.000%, 09/15/16...............................       19,800     20,372,378
    2.050%, 01/12/17...............................        3,000      3,049,842
    1.750%, 05/22/17...............................        9,141      9,187,381
    1.250%, 10/05/17...............................       49,567     48,513,255
    1.375%, 01/10/18...............................       45,700     44,911,812
Wal-Mart Stores, Inc.
   #5.375%, 04/05/17...............................        9,000     10,270,134
   #1.125%, 04/11/18...............................      118,800    115,991,687
                                                                 --------------
TOTAL UNITED STATES................................               1,298,693,275
                                                                 --------------
TOTAL BONDS........................................               7,008,341,462
                                                                 --------------
AGENCY OBLIGATIONS -- (4.6%)
Federal Home Loan Bank
   #1.000%, 06/21/17...............................       40,000     39,824,960
Federal Home Loan Mortgage Corporation
    1.250%, 05/12/17...............................       37,300     37,506,716
   #1.000%, 06/29/17...............................       70,000     69,668,830
    1.000%, 09/29/17...............................        4,000      3,952,460
    0.875%, 03/07/18...............................       62,800     61,176,997
Federal National Mortgage Association
   #0.875%, 02/08/18...............................      105,500    102,930,442
   #0.875%, 05/21/18...............................       45,000     43,689,015
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...........................                 358,749,420
                                                                 --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (5.1%)
  (S)@DFA Short Term Investment Fund................  33,707,865    390,000,000
     @Repurchase Agreement, Deutsche Bank
       Securities, Inc. 0.10%, 08/01/13
       (Collateralized by $3,420,933 FNMA, rates
       ranging from 4.500% to 6.000%, maturities
       ranging from 01/01/40 to 05/01/42, valued
       at $2,195,004) to be repurchased at
       $2,151,971................................... $     2,152 $    2,151,965
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                392,151,965
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,770,557,281)^^...........................             $7,759,242,847
                                                                 ==============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------
                                                           LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                           ------- --------------  ------- --------------
Bonds
   Australia..............................................   --    $  309,676,796    --    $  309,676,796
   Austria................................................   --       260,687,673    --       260,687,673
   Belgium................................................   --       194,169,256    --       194,169,256
   Canada.................................................   --       920,846,300    --       920,846,300
   Denmark................................................   --       252,879,061    --       252,879,061
   Finland................................................   --       293,424,732    --       293,424,732
   France.................................................   --       431,169,445    --       431,169,445
   Germany................................................   --       395,182,589    --       395,182,589
   Japan..................................................   --       218,539,536    --       218,539,536
   Netherlands............................................   --       652,622,678    --       652,622,678
   Norway.................................................   --       353,643,105    --       353,643,105
   Singapore..............................................   --        42,486,521    --        42,486,521
   Supranational Organization Obligations.................   --       638,445,526    --       638,445,526
   Sweden.................................................   --       383,972,098    --       383,972,098
   United Kingdom.........................................   --       361,902,871    --       361,902,871
   United States..........................................   --     1,298,693,275    --     1,298,693,275
Agency Obligations........................................   --       358,749,420    --       358,749,420
Securities Lending Collateral.............................   --       392,151,965    --       392,151,965
Forward Currency Contracts**..............................   --       (33,452,700)   --       (33,452,700)
                                                             --    --------------    --    --------------
TOTAL.....................................................   --    $7,725,790,147    --    $7,725,790,147
                                                             ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                FACE
                                               AMOUNT^
                                                (000)           VALUE+
                                              ----------      -----------
BONDS -- (98.0%)
AUSTRIA -- (3.8%)
Austria Government Bond
    4.650%, 01/15/18......................... EUR    892      $ 1,381,761
    3.400%, 11/22/22......................... EUR  4,505        6,725,406
                                                              -----------
TOTAL AUSTRIA................................                   8,107,167
                                                              -----------
BELGIUM -- (3.9%)
Belgium Government Bond
    4.000%, 03/28/18......................... EUR    500          750,432
    4.000%, 03/28/22......................... EUR  5,010        7,577,698
                                                              -----------
TOTAL BELGIUM................................                   8,328,130
                                                              -----------
CANADA -- (5.9%)
Alberta, Province of Canada
    2.550%, 12/15/22......................... CAD    600          553,798
British Columbia, Province of Canada
    2.700%, 12/18/22......................... CAD  6,100        5,698,758
Ontario, Province of Canada
    3.150%, 06/02/22......................... CAD  6,500        6,272,047
                                                              -----------
TOTAL CANADA.................................                  12,524,603
                                                              -----------
DENMARK -- (3.9%)
Denmark Government Bond
    4.000%, 11/15/19......................... DKK  8,600        1,806,410
    3.000%, 11/15/21......................... DKK  4,800          956,360
    1.500%, 11/15/23......................... DKK 10,800        1,868,355
    7.000%, 11/10/24......................... DKK 12,900        3,532,242
                                                              -----------
TOTAL DENMARK................................                   8,163,367
                                                              -----------
FINLAND -- (3.7%)
Finland Government Bond
    1.625%, 09/15/22......................... EUR  5,950        7,780,304
                                                              -----------
FRANCE -- (18.2%)
Caisse d'Amortissement de la Dette Sociale
    3.375%, 04/25/21......................... EUR  2,600        3,834,551
    2.500%, 10/25/22......................... EUR  1,400        1,900,485
France Government Bond OAT
    4.250%, 10/25/18......................... EUR  1,200        1,851,422
    3.750%, 04/25/21......................... EUR  3,900        5,930,300
    3.000%, 04/25/22......................... EUR  6,950        9,952,246
    6.000%, 10/25/25......................... EUR  3,500        6,344,106
    3.500%, 04/25/26......................... EUR  2,500        3,635,008
Reseau Ferre de France
    5.500%, 12/01/21......................... GBP  2,700        4,873,771
                                                              -----------
TOTAL FRANCE.................................                  38,321,889
                                                              -----------

                                                FACE
                                               AMOUNT^
                                                (000)            VALUE+
                                            -------------      -----------
GERMANY -- (3.5%)
KFW
    4.375%, 07/04/18.......................  EUR    2,010      $ 3,106,630
    5.550%, 06/07/21.......................  GBP      600        1,123,778
    3.500%, 07/04/21.......................  EUR    2,075        3,143,354
                                                               -----------
TOTAL GERMANY..............................                      7,373,762
                                                               -----------
JAPAN -- (12.8%)
Japan Government Ten Year Bond
    1.400%, 03/20/20....................... JPY   912,000        9,878,615
    1.200%, 06/20/21....................... JPY 1,155,000       12,301,900
Japan Government Twenty Year Bond
    0.800%, 06/20/23....................... JPY   245,000        2,502,156
    2.100%, 12/20/26....................... JPY   198,000        2,268,175
                                                               -----------
TOTAL JAPAN................................                     26,950,846
                                                               -----------
LUXEMBOURG -- (3.1%)
Luxembourg Government Bond
    3.375%, 05/18/20.......................  EUR    4,450        6,599,809
                                                               -----------
NETHERLANDS -- (4.3%)
Bank Nederlandse Gemeenten
    5.375%, 06/07/21.......................  GBP      600        1,089,972
Netherlands Government Bond
    4.000%, 07/15/18.......................  EUR    4,100        6,248,000
    2.250%, 07/15/22.......................  EUR    1,300        1,785,247
                                                               -----------
TOTAL NETHERLANDS..........................                      9,123,219
                                                               -----------
NEW ZEALAND -- (2.2%)
New Zealand Government Bond
    5.500%, 04/15/23.......................  NZD    5,200        4,562,374
                                                               -----------
NORWAY -- (1.8%)
Norway Government Bond
    3.750%, 05/25/21.......................  NOK   20,400        3,768,863
                                                               -----------
SINGAPORE -- (3.8%)
Singapore Government Bond
    3.250%, 09/01/20.......................  SGD      700          597,328
    3.125%, 09/01/22.......................  SGD    1,770        1,493,229
    3.000%, 09/01/24.......................  SGD    7,250        5,840,288
                                                               -----------
TOTAL SINGAPORE............................                      7,930,845
                                                               -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS --
  (10.8%)
Council Of Europe Development Bank
    3.000%, 07/13/20.......................  EUR    3,950        5,703,123
European Financial Stability Facility
    2.250%, 09/05/22.......................  EUR      900        1,208,267
European Investment Bank
    5.375%, 06/07/21.......................  GBP      880        1,609,075
    2.250%, 10/14/22.......................  EUR    2,000        2,694,533

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                 FACE
                                                AMOUNT^
                                                 (000)       VALUE+
                                              ----------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS --
  (Continued)
    2.500%, 10/31/22......................... GBP     380 $    566,733
    1.900%, 01/26/26......................... JPY 309,000    3,422,663
European Union
    3.250%, 04/04/18......................... EUR   2,310    3,396,307
    2.750%, 04/04/22......................... EUR     900    1,276,122
    3.000%, 09/04/26......................... EUR   1,975    2,780,684
                                                          ------------
TOTAL SUPRANATIONAL ORGANIZATION
  OBLIGATIONS................................               22,657,507
                                                          ------------
SWEDEN -- (1.5%)
Sweden Government Bond
    4.250%, 03/12/19......................... SEK  17,600    3,069,701
                                                          ------------
UNITED KINGDOM -- (14.8%)
Network Rail Infrastructure Finance P.L.C.
    4.625%, 07/21/20......................... GBP     900    1,611,211
    4.750%, 01/22/24......................... GBP     200      355,443
United Kingdom Gilt
    3.750%, 09/07/21......................... GBP     750    1,282,186
    4.000%, 03/07/22......................... GBP   5,630    9,777,564
    1.750%, 09/07/22......................... GBP  12,520   18,098,513
                                                          ------------
TOTAL UNITED KINGDOM.........................               31,124,917
                                                          ------------
TOTAL BONDS..................................              206,387,303
                                                          ------------
AGENCY OBLIGATIONS -- (2.0%)
Federal Home Loan Bank
    5.750%, 06/12/26.........................         100      119,347
Federal Home Loan Mortgage Corporation
    3.750%, 03/27/19.........................         300      329,701
    2.375%, 01/13/22.........................       2,250    2,186,431
Tennessee Valley Authority
    5.350%, 06/07/21......................... GBP     400      718,842
    1.875%, 08/15/22.........................       1,000      904,033
                                                          ------------
TOTAL AGENCY OBLIGATIONS.....................                4,258,354
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $219,007,866)^^......................             $210,645,657
                                                          ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------
                                              LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                              ------- ------------  ------- ------------
Bonds
   Austria...................................   --    $  8,107,167    --    $  8,107,167
   Belgium...................................   --       8,328,130    --       8,328,130
   Canada....................................   --      12,524,603    --      12,524,603
   Denmark...................................   --       8,163,367    --       8,163,367
   Finland...................................   --       7,780,304    --       7,780,304
   France....................................   --      38,321,889    --      38,321,889
   Germany...................................   --       7,373,762    --       7,373,762
   Japan.....................................   --      26,950,846    --      26,950,846
   Luxembourg................................   --       6,599,809    --       6,599,809
   Netherlands...............................   --       9,123,219    --       9,123,219
   New Zealand...............................   --       4,562,374    --       4,562,374
   Norway....................................   --       3,768,863    --       3,768,863
   Singapore.................................   --       7,930,845    --       7,930,845
   Supranational Organization Obligations....   --      22,657,507    --      22,657,507
   Sweden....................................   --       3,069,701    --       3,069,701
   United Kingdom............................   --      31,124,917    --      31,124,917
Agency Obligations...........................   --       4,258,354    --       4,258,354
Forward Currency Contracts**.................   --        (368,372)   --        (368,372)
                                                --    ------------    --    ------------
TOTAL........................................   --    $210,277,285    --    $210,277,285
                                                ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                        -------- ------------
AGENCY OBLIGATIONS -- (63.4%)
Federal Farm Credit Bank
   4.920%, 08/26/13.................................... $  4,125 $  4,136,191
   4.710%, 10/18/13....................................    7,000    7,069,139
   4.900%, 01/16/14....................................    5,700    5,825,161
   5.300%, 02/18/14....................................    7,000    7,198,296
   5.250%, 06/05/14....................................   14,400   15,019,315
   4.375%, 06/30/14....................................    3,915    4,069,329
   3.000%, 09/22/14....................................    7,000    7,226,982
   8.160%, 09/30/14....................................    3,615    3,949,344
   4.700%, 12/10/14....................................    4,000    4,234,160
   4.550%, 02/03/15....................................    4,500    4,789,701
   4.375%, 02/17/15....................................   14,300   15,203,660
   4.875%, 12/16/15....................................   15,000   16,547,190
   6.030%, 03/21/16....................................    4,700    5,369,562
   5.125%, 08/25/16....................................    8,000    9,068,328
   4.875%, 01/17/17....................................    9,435   10,729,907
   2.875%, 02/10/17....................................   32,000   34,005,312
   5.050%, 03/08/17....................................   10,000   11,360,320
   5.625%, 08/18/17....................................    4,000    4,687,100
   5.100%, 09/03/19....................................    9,000   10,590,093
   5.320%, 09/03/19....................................   21,300   24,997,041
   5.150%, 11/15/19....................................   11,200   13,040,866
   4.670%, 05/07/20....................................    5,600    6,443,590
   5.350%, 08/07/20....................................    6,700    8,014,473
   3.650%, 12/21/20....................................   44,000   47,517,624
   5.250%, 03/02/21....................................    6,100    7,163,059
   5.220%, 02/22/22....................................    5,000    5,888,825
   5.210%, 12/19/22....................................   21,200   24,877,861
   5.250%, 03/06/23....................................    6,000    6,993,456
   5.220%, 05/15/23....................................   48,100   56,614,373
Federal Home Loan Bank
   6.395%, 06/03/14....................................    5,200    5,471,638
   5.250%, 06/18/14....................................   50,300   52,567,574
   6.700%, 06/25/14....................................   12,500   13,241,013
   5.500%, 08/13/14....................................   35,500   37,476,427
   2.875%, 06/12/15....................................   15,000   15,697,215
   2.875%, 09/11/15....................................   10,000   10,498,400
   1.375%, 12/11/15....................................   10,000   10,206,690
   4.875%, 03/11/16....................................   13,600   15,100,923
   5.375%, 05/18/16....................................   44,000   49,867,620
   2.125%, 06/10/16....................................   21,500   22,369,955
   5.375%, 09/09/16....................................    6,000    6,842,550
   5.125%, 10/19/16....................................   14,700   16,686,338
   4.750%, 12/16/16....................................   58,000   65,537,390
   3.625%, 03/10/17....................................   20,000   21,793,240
   4.875%, 05/17/17....................................   87,500   99,785,612
   5.000%, 11/17/17....................................  117,600  135,728,158
   3.125%, 12/08/17....................................   30,000   32,259,030
   1.250%, 06/08/18....................................   17,200   16,985,430
   4.750%, 06/08/18....................................    5,835    6,708,202
   2.000%, 09/14/18....................................    8,300    8,453,193

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
   1.750%, 12/14/18.................................... $  5,000 $    4,939,180
   1.500%, 03/08/19....................................   36,000     35,296,848
   1.875%, 03/08/19....................................   31,000     31,125,302
   5.375%, 05/15/19....................................   49,575     58,620,752
   1.625%, 06/14/19....................................   60,830     59,327,195
   5.125%, 08/15/19....................................    5,295      6,204,496
   4.500%, 09/13/19....................................   32,000     36,250,048
   4.125%, 12/13/19....................................   20,000     22,210,460
   1.875%, 03/13/20....................................  123,000    119,631,768
   4.125%, 03/13/20....................................   91,825    102,032,175
   3.000%, 03/18/20....................................   14,000     14,697,648
   3.375%, 06/12/20....................................   29,000     30,711,145
   4.625%, 09/11/20....................................   25,650     29,169,744
   5.250%, 12/11/20....................................    1,550      1,834,566
   1.750%, 03/12/21....................................   14,000     13,117,440
   5.000%, 03/12/21....................................    5,200      6,052,868
   5.625%, 06/11/21....................................   33,180     40,070,059
   2.625%, 12/10/21....................................   37,345     37,151,067
   5.000%, 12/10/21....................................   45,500     52,969,098
   2.250%, 03/11/22....................................   10,000      9,373,190
   2.500%, 03/11/22....................................   11,000     10,679,592
   5.250%, 06/10/22....................................    7,225      8,478,696
   5.750%, 06/10/22....................................   19,500     23,519,067
   2.000%, 09/09/22....................................   16,225     14,989,775
   5.375%, 09/30/22....................................   21,600     25,578,223
   4.750%, 03/10/23....................................   49,200     55,530,367
   5.375%, 08/15/24....................................    9,000     10,665,504
   4.375%, 03/13/26....................................   20,100     22,046,283
Tennessee Valley Authority
   4.750%, 08/01/13....................................   12,500     12,500,000
   4.375%, 06/15/15....................................   13,500     14,490,603
   5.500%, 07/18/17....................................   13,500     15,692,967
   6.250%, 12/15/17....................................   46,000     54,992,908
   4.500%, 04/01/18....................................   44,700     50,553,733
   3.875%, 02/15/21....................................   92,806    100,173,126
   1.875%, 08/15/22....................................   60,010     54,251,020
   6.750%, 11/01/25....................................   32,200     42,271,870
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           2,253,105,639
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (35.5%)
U.S. Treasury Bonds
   11.250%, 02/15/15...................................   25,000     29,218,750
   10.625%, 08/15/15...................................   11,000     13,299,682
   9.875%, 11/15/15....................................   14,800     17,977,382
   9.250%, 02/15/16....................................   16,500     20,136,451
   7.250%, 05/15/16....................................   34,000     40,308,598
   7.500%, 11/15/16....................................   36,800     44,873,000
   9.000%, 11/15/18....................................   31,200     43,253,434
   8.125%, 08/15/19....................................   30,800     42,280,207
   8.750%, 08/15/20....................................   56,200     81,542,716
   8.125%, 05/15/21....................................   66,100     94,791,498
   7.250%, 08/15/22....................................   48,000     67,230,000

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
   6.250%, 08/15/23................................. $    35,000 $   46,511,710
   7.500%, 11/15/24.................................      41,300     60,581,937
   6.000%, 02/15/26.................................      37,000     49,071,250
   6.750%, 08/15/26.................................      47,500     67,153,125
U.S. Treasury Notes
   4.250%, 08/15/14.................................      15,500     16,157,541
   4.250%, 11/15/14.................................         500        526,074
   4.125%, 05/15/15.................................      10,000     10,682,420
   2.625%, 02/29/16.................................      22,400     23,637,242
   3.250%, 05/31/16.................................      10,000     10,756,250
   4.875%, 08/15/16.................................      18,200     20,516,241
   3.000%, 09/30/16.................................      37,000     39,670,956
   3.125%, 04/30/17.................................      30,000     32,428,140
   2.375%, 05/31/18.................................      25,800     27,071,863
   2.250%, 07/31/18.................................     163,800    170,659,125
   1.375%, 09/30/18.................................     112,600    112,221,777
   3.625%, 02/15/20.................................      59,500     66,175,186
   1.750%, 05/15/22.................................      12,000     11,366,256
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              1,260,098,811
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (1.1%)
   State Street Institutional U.S. Government Money
     Market Fund....................................  38,881,563     38,881,563
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,464,370,605)^^...........................             $3,552,086,013
                                                                 ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           -------------------------------------------------
                                                             LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                           ----------- -------------- ------- --------------
Agency Obligations........................................          -- $2,253,105,639   --    $2,253,105,639
U.S. Treasury Obligations.................................          --  1,260,098,811   --     1,260,098,811
Temporary Cash Investments................................ $38,881,563             --   --        38,881,563
                                                           ----------- --------------   --    --------------
TOTAL..................................................... $38,881,563 $3,513,204,450   --    $3,552,086,013
                                                           =========== ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
AGENCY OBLIGATIONS -- (3.4%)
Federal Farm Credit Bank
    4.875%, 12/16/15...................................... $ 1,935 $ 2,134,588
Federal Home Loan Bank
   #0.500%, 11/20/15......................................  10,000   9,999,130
    4.875%, 05/17/17......................................  16,500  18,816,715
Federal Home Loan Mortgage Corporation
   #5.125%, 10/18/16......................................   5,000   5,687,670
   #5.000%, 04/18/17......................................  14,000  15,982,582
    1.250%, 05/12/17......................................   5,000   5,027,710
   #1.000%, 07/28/17......................................   6,000   5,936,040
Federal National Mortgage Association
   #4.875%, 12/15/16......................................  15,000  16,974,420
    1.250%, 01/30/17......................................   5,000   5,053,030
   #5.000%, 02/13/17......................................   5,000   5,703,240
                                                                   -----------
TOTAL AGENCY OBLIGATIONS..................................          91,315,125
                                                                   -----------
BONDS -- (88.9%)
3M Co.
    1.000%, 06/26/17......................................   7,000   6,859,944
ABB Finance USA, Inc.
   #1.625%, 05/08/17......................................   2,642   2,637,522
ACE INA Holdings, Inc.
    5.600%, 05/15/15......................................   3,567   3,867,730
    2.600%, 11/23/15......................................  17,000  17,710,617
Actavis, Inc.
   #1.875%, 10/01/17......................................  16,000  15,774,656
Adobe Systems, Inc.
    3.250%, 02/01/15......................................  10,000  10,346,350
Aetna, Inc.
   #6.000%, 06/15/16......................................   5,000   5,670,985
Aflac, Inc.
   #3.450%, 08/15/15......................................   1,875   1,970,359
   #2.650%, 02/15/17......................................  13,760  14,166,828
African Development Bank
    1.125%, 03/15/17......................................   7,000   7,027,615
Agilent Technologies, Inc.
    6.500%, 11/01/17......................................  12,677  14,658,808
Air Products & Chemicals, Inc.
    2.000%, 08/02/16......................................  12,850  13,176,827
Altria Group, Inc.
   #4.125%, 09/11/15......................................   8,520   9,097,119
American Express Credit Corp.
    7.300%, 08/20/13......................................   3,800   3,810,826
    2.800%, 09/19/16......................................  11,700  12,248,777
American International Group, Inc.
    5.600%, 10/18/16......................................  10,000  11,202,780
    5.850%, 01/16/18......................................   2,790   3,177,062
Ameriprise Financial, Inc.
    5.650%, 11/15/15......................................   2,000   2,208,274

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Amgen, Inc.
   #4.850%, 11/18/14...................................... $ 5,569 $ 5,867,081
Anadarko Petroleum Corp.
    5.950%, 09/15/16......................................   6,275   7,095,400
Anheuser-Busch Cos. LLC
    5.000%, 01/15/15......................................   2,000   2,120,898
    5.050%, 10/15/16......................................   5,303   5,961,702
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17......................................   9,000   8,929,179
Aon Corp.
    3.500%, 09/30/15......................................   3,000   3,148,611
Apache Corp.
   #1.750%, 04/15/17......................................   5,000   5,012,175
Apple, Inc.
    1.000%, 05/03/18......................................   3,000   2,887,125
Applied Materials, Inc.
    2.650%, 06/15/16......................................   4,147   4,299,792
Asian Development Bank
   #2.625%, 02/09/15......................................   8,000   8,273,832
   #1.125%, 03/15/17......................................   5,000   5,029,475
Assurant, Inc.
    5.625%, 02/15/14......................................   3,000   3,075,177
    2.500%, 03/15/18......................................  10,000   9,815,030
AT&T, Inc.
    2.500%, 08/15/15......................................  12,000  12,394,056
    2.400%, 08/15/16......................................   6,500   6,718,868
Australia & New Zealand Banking Group, Ltd.
   #1.875%, 10/06/17......................................   5,000   4,978,740
Austria Government International Bond
    1.750%, 06/17/16......................................   3,000   3,086,340
Autodesk, Inc.
   #1.950%, 12/15/17......................................   1,050   1,024,077
AutoZone, Inc.
    6.950%, 06/15/16......................................     751     864,893
Avnet, Inc.
    6.000%, 09/01/15......................................   2,000   2,148,752
Bank Nederlandse Gemeenten
    1.375%, 09/27/17......................................  14,000  13,899,200
Bank of America Corp.
    4.500%, 04/01/15......................................  10,000  10,508,300
   #2.000%, 01/11/18......................................   5,800   5,676,228
Bank of New York Mellon Corp. (The)
    4.300%, 05/15/14......................................   2,000   2,061,502
   #2.950%, 06/18/15......................................   6,314   6,567,419
Bank of Nova Scotia
   #2.375%, 12/17/13......................................   7,000   7,052,997
    3.400%, 01/22/15......................................   2,000   2,079,914
    2.900%, 03/29/16......................................  10,000  10,454,600

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Barclays Bank P.L.C.
    5.200%, 07/10/14...................................... $ 9,125 $ 9,499,782
    3.900%, 04/07/15......................................     350     366,412
    5.000%, 09/22/16......................................     300     332,057
Barrick Gold Finance Co.
    4.875%, 11/15/14......................................   5,000   5,185,935
Baxter International, Inc.
    1.850%, 06/15/18......................................  19,570  19,541,310
BB&T Corp.
    3.375%, 09/25/13......................................   3,650   3,664,870
    5.700%, 04/30/14......................................   8,000   8,304,992
Becton Dickinson and Co.
   #1.750%, 11/08/16......................................   2,541   2,587,726
Belgium Government International Bond
    4.250%, 09/03/13......................................   1,000   1,003,000
    2.750%, 03/05/15......................................   2,000   2,065,036
Bemis Co., Inc.
    5.650%, 08/01/14......................................   2,000   2,091,022
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17......................................   1,000   1,006,536
    1.300%, 05/15/18......................................   1,600   1,562,693
Berkshire Hathaway, Inc.
   #2.200%, 08/15/16......................................   5,000   5,191,745
   #1.900%, 01/31/17......................................   5,000   5,089,650
BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14......................................   4,000   4,134,108
    1.625%, 02/24/17......................................  10,760  10,787,201
BlackRock, Inc.
    3.500%, 12/10/14......................................   6,500   6,754,943
BNP Paribas SA
    3.250%, 03/11/15......................................   4,000   4,135,168
    2.375%, 09/14/17......................................   3,000   3,026,199
Boston Scientific Corp.
    4.500%, 01/15/15......................................   2,005   2,100,552
    6.400%, 06/15/16......................................   1,000   1,124,918
BP Capital Markets P.L.C.
    5.250%, 11/07/13......................................   3,000   3,037,935
    3.125%, 10/01/15......................................   5,700   5,974,751
    2.248%, 11/01/16......................................   5,836   6,021,591
Bristol-Myers Squibb Co.
    5.250%, 08/15/13......................................   6,531   6,539,758
British Columbia, Province of Canada
   #2.850%, 06/15/15......................................   4,000   4,178,180
   #2.100%, 05/18/16......................................   5,000   5,188,375
    1.200%, 04/25/17......................................  10,000  10,020,080
British Telecommunications P.L.C.
    2.000%, 06/22/15......................................  12,215  12,450,493
Caisse d'Amortissement de la Dette Sociale
    2.375%, 03/31/16......................................   5,000   5,187,355
    2.125%, 04/12/17......................................  14,800  15,174,736

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Campbell Soup Co.
    4.875%, 10/01/13...................................... $ 3,100 $ 3,121,027
Canada Government International Bond
    0.875%, 02/14/17......................................  10,000  10,000,370
Canadian Natural Resources, Ltd.
    1.450%, 11/14/14......................................   1,335   1,346,273
    5.700%, 05/15/17......................................   8,215   9,376,075
Capital One Financial Corp.
    6.250%, 11/15/13......................................   1,200   1,219,166
    7.375%, 05/23/14......................................  11,000  11,583,352
    2.150%, 03/23/15......................................   2,000   2,034,124
Cardinal Health, Inc.
    1.700%, 03/15/18......................................   8,650   8,419,806
Caterpillar Financial Services Corp.
    6.200%, 09/30/13......................................   5,096   5,141,064
    4.750%, 02/17/15......................................   3,500   3,720,087
    2.650%, 04/01/16......................................   8,000   8,335,808
Chevron Corp.
    1.104%, 12/05/17......................................   5,350   5,247,804
Cigna Corp.
    2.750%, 11/15/16......................................  10,325  10,758,795
Cisco Systems, Inc.
    1.625%, 03/14/14......................................   8,750   8,817,576
Citigroup, Inc.
    6.500%, 08/19/13......................................   4,000   4,009,236
   #4.450%, 01/10/17......................................   7,000   7,553,343
   #6.000%, 08/15/17......................................   7,000   7,938,469
Coca-Cola Co. (The)
    1.500%, 11/15/15......................................   5,325   5,437,773
Comcast Corp.
    5.300%, 01/15/14......................................   1,000   1,020,722
   #6.500%, 01/15/17......................................   6,383   7,431,344
   #6.300%, 11/15/17......................................   4,000   4,741,132
Comerica, Inc.
    3.000%, 09/16/15......................................   2,000   2,087,186
Commonwealth Bank of Australia
    2.700%, 11/25/14......................................   2,000   2,059,516
ConAgra Foods, Inc.
   #1.900%, 01/25/18......................................  17,980  17,871,742
ConocoPhillips Co.
    1.050%, 12/15/17......................................  18,648  18,147,040
Constellation Energy Group, Inc.
    4.550%, 06/15/15......................................   8,000   8,497,360
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    4.200%, 05/13/14......................................   6,000   6,171,678
    2.125%, 10/13/15......................................  16,465  16,892,843
Costco Wholesale Corp.
    1.125%, 12/15/17......................................  17,000  16,603,713
Council Of Europe Development Bank
    1.500%, 06/19/17......................................  13,000  13,110,097

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
CR Bard, Inc.
    1.375%, 01/15/18...................................... $ 3,875 $ 3,780,330
Credit Suisse USA, Inc.
    5.125%, 01/15/14......................................     500     510,394
   #4.875%, 01/15/15......................................   4,000   4,237,612
CSX Corp.
    5.500%, 08/01/13......................................     500     500,000
CVS Caremark Corp.
    4.875%, 09/15/14......................................   6,500   6,807,756
    5.750%, 06/01/17......................................     488     563,149
Daimler Finance North America LLC
    6.500%, 11/15/13......................................  12,300  12,499,100
Dell, Inc.
   #1.400%, 09/10/13......................................   5,000   5,001,170
    2.300%, 09/10/15......................................   2,701   2,715,164
Deutsche Bank AG
    3.875%, 08/18/14......................................   3,200   3,302,576
    6.000%, 09/01/17......................................  12,050  13,914,822
Deutsche Telekom International Finance BV
    4.875%, 07/08/14......................................   1,000   1,038,374
Development Bank of Japan, Inc.
    2.875%, 04/20/15......................................   2,000   2,080,502
    5.125%, 02/01/17......................................     400     453,530
Devon Energy Corp.
    5.625%, 01/15/14......................................   1,100   1,123,230
Diageo Capital P.L.C.
   #1.500%, 05/11/17......................................  11,500  11,453,241
Diageo Finance BV
    3.250%, 01/15/15......................................   5,000   5,186,375
Diamond Offshore Drilling, Inc.
    4.875%, 07/01/15......................................   1,545   1,663,421
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    4.750%, 10/01/14......................................   3,000   3,133,767
    3.550%, 03/15/15......................................   9,000   9,337,446
Dollar General Corp.
    1.875%, 04/15/18......................................  12,878  12,450,219
Dominion Resources, Inc.
    1.950%, 08/15/16......................................  15,000  15,336,690
Dover Corp.
    4.875%, 10/15/15......................................   6,000   6,530,352
Dow Chemical Co. (The)
    2.500%, 02/15/16......................................   7,650   7,925,408
Dr. Pepper Snapple Group, Inc.
    2.900%, 01/15/16......................................  12,029  12,537,021
DTE Energy Co.
    7.625%, 05/15/14......................................   1,000   1,053,483
Duke Energy Corp.
    3.950%, 09/15/14......................................   1,070   1,107,653
    3.350%, 04/01/15......................................   2,225   2,318,381
    1.625%, 08/15/17......................................  11,100  11,011,378

                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                      ----------- -----------
Eastman Chemical Co.
    3.000%, 12/15/15................................. $     4,000 $ 4,170,628
eBay, Inc.
   #0.875%, 10/15/13.................................       7,200   7,209,497
    1.625%, 10/15/15.................................       2,300   2,351,168
   #1.350%, 07/15/17.................................       1,715   1,701,172
Ecolab, Inc.
    1.000%, 08/09/15.................................      10,000   9,995,460
EI du Pont de Nemours & Co.
    3.250%, 01/15/15.................................       6,000   6,227,184
EMC Corp.
    1.875%, 06/01/18.................................      10,000   9,964,870
Emerson Electric Co.
    5.625%, 11/15/13.................................         905     917,843
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.................................       1,000   1,133,249
EnCana Holdings Finance Corp.
    5.800%, 05/01/14.................................       1,500   1,554,929
Enterprise Products Operating LLC
    5.000%, 03/01/15.................................       1,000   1,064,299
    1.250%, 08/13/15.................................       3,000   3,018,414
    3.200%, 02/01/16.................................       5,000   5,261,770
EOG Resources, Inc.
    2.950%, 06/01/15.................................       5,000   5,211,410
   #2.500%, 02/01/16.................................       2,549   2,647,687
EUROFIMA
    4.250%, 02/04/14.................................       3,000   3,055,500
    5.250%, 04/07/16.................................       5,000   5,572,200
European Bank for Reconstruction & Development
    2.750%, 04/20/15.................................       2,000   2,079,280
European Investment Bank
    4.875%, 01/17/17.................................       5,000   5,636,985
   #1.625%, 06/15/17.................................       4,000   4,048,404
    1.125%, 09/15/17.................................       3,000   2,965,455
Exelon Corp.
    4.900%, 06/15/15.................................      13,500  14,413,086
Export Development Canada
    2.250%, 05/28/15.................................       1,000   1,032,188
    1.250%, 10/26/16.................................      11,000  11,129,327
Fifth Third Bancorp
    3.625%, 01/25/16.................................      14,685  15,508,212
Finland Government International Bond
    2.250%, 03/17/16.................................       7,000   7,285,124
France Telecom SA
    4.375%, 07/08/14.................................       3,350   3,457,418
    2.125%, 09/16/15.................................       6,505   6,610,654
Freeport-McMoRan Copper & Gold, Inc.
   #2.150%, 03/01/17.................................       4,180   4,097,771
French Treasury Note BTAN
    1.750%, 02/25/17.................................  EUR 28,000  38,602,707

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
General Dynamics Corp.
    1.000%, 11/15/17...................................... $ 7,700 $ 7,468,684
General Electric Capital Corp.
    3.750%, 11/14/14......................................   3,000   3,118,152
    2.250%, 11/09/15......................................   2,000   2,050,176
   #2.950%, 05/09/16......................................   4,000   4,186,956
Georgia Power Co.
    0.750%, 08/10/15......................................  14,375  14,382,791
    5.250%, 12/15/15......................................   3,040   3,347,253
GlaxoSmithKline Capital P.L.C.
   #1.500%, 05/08/17......................................  14,000  13,994,050
Goldman Sachs Group, Inc. (The)
    6.000%, 05/01/14......................................   1,200   1,247,087
    5.125%, 01/15/15......................................   5,900   6,231,214
    3.625%, 02/07/16......................................  10,000  10,492,140
Google, Inc.
    2.125%, 05/19/16......................................  14,700  15,259,673
Hartford Financial Services Group, Inc.
    4.000%, 03/30/15......................................   2,000   2,091,252
Hershey Co. (The)
    4.850%, 08/15/15......................................     500     540,620
    1.500%, 11/01/16......................................   5,000   5,066,170
Hess Corp.
    7.000%, 02/15/14......................................   3,100   3,196,391
Hewlett-Packard Co.
   #1.250%, 09/13/13......................................   4,550   4,550,969
    6.125%, 03/01/14......................................   4,100   4,220,930
    2.200%, 12/01/15......................................   3,000   3,039,960
   #2.600%, 09/15/17......................................   1,000   1,012,419
Hillshire Brands Co.
    2.750%, 09/15/15......................................   1,000   1,028,974
Home Depot, Inc. (The)
    5.400%, 03/01/16......................................     900   1,001,696
Hospira, Inc.
    6.050%, 03/30/17......................................   6,000   6,417,690
Howard Hughes Medical Institute
    3.450%, 09/01/14......................................   1,285   1,326,004
HSBC Finance Corp.
    5.500%, 01/19/16......................................   2,000   2,196,582
HSBC USA, Inc.
   #1.625%, 01/16/18......................................   4,800   4,693,349
Husky Energy, Inc.
    5.900%, 06/15/14......................................   4,600   4,800,542
ICI Wilmington, Inc.
    5.625%, 12/01/13......................................   1,000   1,014,484
Intel Corp.
    1.950%, 10/01/16......................................  12,000  12,355,860
International Bank for Reconstruction & Development
    2.375%, 05/26/15......................................   2,000   2,073,252
    1.000%, 09/15/16......................................   2,000   2,016,902
   #0.875%, 04/17/17......................................  12,000  12,008,172

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
International Finance Corp.
    2.750%, 04/20/15...................................... $ 3,000 $ 3,119,748
Japan Bank for International Cooperation
    2.250%, 07/13/16......................................   5,000   5,195,665
Jefferies Group LLC
    5.125%, 04/13/18......................................   1,875   1,990,913
John Deere Capital Corp.
   #2.000%, 01/13/17......................................   6,600   6,682,909
Johnson & Johnson
    2.150%, 05/15/16......................................   2,000   2,071,612
Johnson Controls, Inc.
    4.875%, 09/15/13......................................   1,000   1,004,731
    5.500%, 01/15/16......................................   6,291   6,928,983
    2.600%, 12/01/16......................................   5,600   5,805,694
JPMorgan Chase & Co.
   #4.650%, 06/01/14......................................   6,000   6,200,646
    3.400%, 06/24/15......................................   2,500   2,611,195
   #3.150%, 07/05/16......................................  10,000  10,488,700
Kellogg Co.
   #1.875%, 11/17/16......................................   5,185   5,271,610
KeyCorp
    3.750%, 08/13/15......................................   7,825   8,255,868
KFW
    2.000%, 06/01/16......................................   1,000   1,035,076
    4.875%, 01/17/17......................................   5,000   5,653,485
    1.250%, 02/15/17......................................  14,000  14,109,872
    0.875%, 09/05/17......................................   5,000   4,911,310
Kimberly-Clark Corp.
    5.000%, 08/15/13......................................     400     400,498
Kinder Morgan Energy Partners L.P.
    5.000%, 12/15/13......................................   2,000   2,030,554
   #3.500%, 03/01/16......................................  11,000  11,646,668
Kohl's Corp.
   #6.250%, 12/15/17......................................   5,000   5,796,545
Kommunalbanken A.S.
    2.375%, 01/19/16......................................   1,500   1,559,301
    1.000%, 09/26/17......................................   4,000   3,923,312
    1.000%, 03/15/18......................................  10,000   9,658,000
Kommunekredit
    1.125%, 03/15/18......................................  10,000   9,729,360
Kommuninvest I Sverige AB
    1.000%, 10/24/17......................................  15,000  14,725,725
Koninklijke Philips Electronics NV
    7.250%, 08/15/13......................................   1,500   1,502,526
Laboratory Corp. of America Holdings
    2.200%, 08/23/17......................................  17,824  17,713,349
Landeskreditbank Baden-Wuerttemberg Foerderbank
    2.250%, 07/15/16......................................   7,800   8,093,483
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17......................................  12,600  12,394,418

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Lloyds TSB Bank P.L.C.
   #4.200%, 03/28/17...................................... $10,900 $11,638,072
Lorillard Tobacco Co.
   #2.300%, 08/21/17......................................   4,150   4,089,676
Lowe's Cos., Inc.
    5.000%, 10/15/15......................................  10,000  10,913,340
Manitoba, Province of Canada
   #2.625%, 07/15/15......................................   8,000   8,309,296
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15......................................   1,776   1,943,427
    2.300%, 04/01/17......................................   9,080   9,188,642
McKesson Corp.
    1.400%, 03/15/18......................................  10,339  10,057,386
Medtronic, Inc.
    3.000%, 03/15/15......................................   6,500   6,747,286
Merck Sharp & Dohme Corp.
    4.750%, 03/01/15......................................   3,000   3,194,379
MetLife, Inc.
    5.500%, 06/15/14......................................   2,081   2,169,721
    5.000%, 06/15/15......................................   5,000   5,377,180
    6.750%, 06/01/16......................................   3,000   3,463,062
Microsoft Corp.
   #2.500%, 02/08/16......................................  11,000  11,482,229
Molson Coors Brewing Co.
    2.000%, 05/01/17......................................     985     989,184
Mondelez International, Inc.
    6.500%, 08/11/17......................................   5,000   5,853,370
Morgan Stanley
    4.750%, 03/22/17......................................  20,567  22,110,019
Motorola Solutions, Inc.
    6.000%, 11/15/17......................................   1,000   1,130,204
Municipality Finance P.L.C.
    2.375%, 05/16/16......................................  20,000  20,836,000
    1.125%, 04/17/18......................................  25,000  24,262,500
Murphy Oil Corp.
   #2.500%, 12/01/17......................................   4,000   3,980,188
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15......................................   5,400   5,601,701
National City Corp.
    4.900%, 01/15/15......................................  11,273  11,916,463
Nederlandse Waterschapsbank NV
    3.000%, 03/17/15......................................   3,000   3,117,660
    2.125%, 06/16/16......................................   6,000   6,202,062
Nestle Holdings, Inc.
    2.125%, 03/12/14......................................   6,500   6,557,850
NetApp, Inc.
   #2.000%, 12/15/17......................................  10,000   9,814,210
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16......................................   4,600   4,655,476
Newell Rubbermaid, Inc.
    6.250%, 04/15/18......................................  13,000  14,995,656

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13...................................... $ 1,350 $ 1,357,875
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17......................................   1,425   1,399,872
Nisource Finance Corp.
    6.400%, 03/15/18......................................   3,000   3,516,261
Noble Holding International, Ltd.
    2.500%, 03/15/17......................................  10,875  10,971,864
Nomura Holdings, Inc.
    5.000%, 03/04/15......................................   3,000   3,160,326
Nordic Investment Bank
   #0.750%, 01/17/18......................................  11,000  10,715,353
Northern Trust Corp.
    5.500%, 08/15/13......................................   2,000   2,002,916
Novartis Capital Corp.
    2.900%, 04/24/15......................................   2,200   2,291,711
Nucor Corp.
   #5.750%, 12/01/17......................................   2,400   2,757,763
Occidental Petroleum Corp.
    1.450%, 12/13/13......................................   4,355   4,370,399
    2.500%, 02/01/16......................................   5,361   5,559,137
Oesterreichische Kontrollbank AG
    1.750%, 10/05/15......................................   1,900   1,946,387
    2.000%, 06/03/16......................................   3,800   3,926,069
Ohio Power Co.
    6.000%, 06/01/16......................................   2,000   2,248,158
Omnicom Group, Inc.
    5.900%, 04/15/16......................................   1,475   1,653,509
ONEOK Partners L.P.
    6.150%, 10/01/16......................................  11,682  13,294,361
Ontario, Province of Canada
   #4.950%, 11/28/16......................................  10,000  11,255,930
   #1.200%, 02/14/18......................................  10,000   9,795,500
Oracle Corp.
   #5.250%, 01/15/16......................................   4,000   4,430,740
   #1.200%, 10/15/17......................................   5,100   4,990,758
PACCAR Financial Corp.
    0.750%, 08/14/15......................................  10,000  10,007,460
PepsiCo, Inc.
    0.875%, 10/25/13......................................     800     800,819
   #3.100%, 01/15/15......................................     868     899,635
    5.000%, 06/01/18......................................   7,577   8,605,017
Philip Morris International, Inc.
    6.875%, 03/17/14......................................   3,800   3,950,814
   #1.625%, 03/20/17......................................   5,000   5,007,605
Plains All American Pipeline L.P. / PAA Finance Corp.
    6.500%, 05/01/18......................................   3,142   3,734,019
PNC Funding Corp.
    5.400%, 06/10/14......................................     500     520,658

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
Potash Corp. of Saskatchewan, Inc.
   #3.750%, 09/30/15................................... $     3,000 $ 3,167,799
   #3.250%, 12/01/17...................................       1,725   1,793,357
PPG Industries, Inc.
    1.900%, 01/15/16...................................       3,845   3,914,029
PPL Energy Supply LLC
    5.400%, 08/15/14...................................         900     941,791
Procter & Gamble Co. (The)
    1.800%, 11/15/15...................................       5,000   5,127,165
Progress Energy, Inc.
    5.625%, 01/15/16...................................       2,000   2,212,398
Prudential Financial, Inc.
    5.100%, 09/20/14...................................       2,365   2,478,293
    3.000%, 05/12/16...................................       9,000   9,396,486
Quest Diagnostics, Inc.
    5.450%, 11/01/15...................................       1,000   1,088,873
   #3.200%, 04/01/16...................................       2,000   2,082,692
Questar Corp.
    2.750%, 02/01/16...................................       9,390   9,768,661
Qwest Corp.
    7.500%, 10/01/14...................................       5,458   5,812,770
    6.500%, 06/01/17...................................       1,000   1,131,962
Raytheon Co.
    6.750%, 03/15/18...................................       4,097   4,951,749
Republic Services, Inc.
    3.800%, 05/15/18...................................       5,428   5,766,050
Reynolds American, Inc.
    7.625%, 06/01/16...................................       1,187   1,384,869
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16...................................       8,347   8,606,032
    2.250%, 09/20/16...................................       8,000   8,196,536
Royal Bank of Canada
    2.300%, 07/20/16...................................       5,500   5,684,591
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15...................................       2,000   2,041,406
Safeway, Inc.
    5.625%, 08/15/14...................................       1,000   1,047,352
Sempra Energy
    6.500%, 06/01/16...................................       9,699  11,093,978
Shell International Finance BV
    1.125%, 08/21/17...................................       5,000   4,934,150
Singapore Government Bond
    0.500%, 04/01/18...................................  SGD 10,000   7,724,822
Societe Financement de l'Economie Francaise
    3.375%, 05/05/14...................................       2,000   2,045,024
    2.875%, 09/22/14...................................       3,000   3,084,300
Southern California Edison Co.
    5.750%, 03/15/14...................................         800     825,143
Southern Power Co.
    4.875%, 07/15/15...................................       2,000   2,148,342

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Southwest Airlines Co.
    5.250%, 10/01/14...................................... $ 3,000 $ 3,131,421
Spectra Energy Capital LLC
    5.668%, 08/15/14......................................   1,500   1,567,572
St Jude Medical, Inc.
    2.200%, 09/15/13......................................   1,500   1,502,736
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18......................................   5,135   6,078,397
State Street Corp.
    4.300%, 05/30/14......................................   5,500   5,676,396
    2.875%, 03/07/16......................................   6,000   6,292,614
Statoil ASA
   #1.200%, 01/17/18......................................   2,354   2,308,577
    1.150%, 05/15/18......................................   3,300   3,212,352
SunTrust Banks, Inc.
   #3.600%, 04/15/16......................................  10,000  10,608,860
Svensk Exportkredit AB
   #2.125%, 07/13/16......................................  10,000  10,347,790
   #1.750%, 05/30/17......................................   5,000   5,095,080
Symantec Corp.
    2.750%, 06/15/17......................................   5,000   5,066,160
TD Ameritrade Holding Corp.
   #4.150%, 12/01/14......................................   8,569   8,951,203
Texas Instruments, Inc.
   #2.375%, 05/16/16......................................   9,247   9,622,493
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15......................................   1,300   1,345,443
   #1.850%, 01/15/18......................................   5,590   5,453,816
Time Warner Cable, Inc.
   #3.500%, 02/01/15......................................   8,000   8,199,744
Time Warner, Inc.
    5.875%, 11/15/16......................................  12,484  14,248,838
TJX Cos., Inc.
    4.200%, 08/15/15......................................   1,575   1,681,084
Toronto-Dominion Bank (The)
    2.375%, 10/19/16......................................   3,000   3,108,297
Total Capital SA
    3.125%, 10/02/15......................................   5,000   5,240,570
Toyota Motor Credit Corp.
    2.800%, 01/11/16......................................  10,500  10,967,953
    2.000%, 09/15/16......................................   5,000   5,144,540
Transatlantic Holdings, Inc.
    5.750%, 12/14/15......................................   1,000   1,093,385
TransCanada PipeLines, Ltd.
    0.875%, 03/02/15......................................   3,900   3,911,716
    3.400%, 06/01/15......................................   6,000   6,284,634
Travelers Cos., Inc. (The)
    5.500%, 12/01/15......................................   8,500   9,410,409
UBS AG
    2.250%, 08/12/13......................................   2,906   2,906,924
    3.875%, 01/15/15......................................   4,939   5,152,108
    5.875%, 12/20/17......................................   5,200   6,011,242

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT^
                                                       (000)       VALUE+
                                                   ------------- -----------
Unilever Capital Corp.
    2.750%, 02/10/16.............................. $       9,080 $ 9,526,073
Union Bank NA
    3.000%, 06/06/16..............................        12,000  12,551,412
United Kingdom Gilt
    1.000%, 09/07/17..............................  GBP   42,000  63,973,019
United Technologies Corp.
    4.875%, 05/01/15..............................           900     967,218
UnitedHealth Group, Inc.
    4.750%, 02/10/14..............................         3,390   3,460,075
    5.000%, 08/15/14..............................         3,400   3,553,809
    6.000%, 06/15/17..............................         2,800   3,216,178
Unum Group
    7.125%, 09/30/16..............................         9,400  10,848,004
US Bancorp
    4.200%, 05/15/14..............................         7,035   7,248,660
    3.150%, 03/04/15..............................         3,000   3,116,148
Valero Energy Corp.
    4.500%, 02/01/15..............................         2,000   2,102,800
    6.125%, 06/15/17..............................         1,600   1,836,858
Verizon Communications, Inc.
    5.550%, 02/15/16..............................         3,000   3,324,516
   #2.000%, 11/01/16..............................        17,405  17,821,902
Viacom, Inc.
    1.250%, 02/27/15..............................         2,300   2,310,918
   #6.250%, 04/30/16..............................         5,000   5,655,395
    2.500%, 12/15/16..............................         8,000   8,260,416
Vodafone Group P.L.C.
    2.875%, 03/16/16..............................        11,995  12,437,124
    5.625%, 02/27/17..............................         5,000   5,605,020
Wal-Mart Stores, Inc.
    2.875%, 04/01/15..............................         5,900   6,133,428
    2.800%, 04/15/16..............................         8,000   8,427,160
Walgreen Co.
   #1.800%, 09/15/17..............................         9,000   8,988,759
Walt Disney Co. (The)
   #1.125%, 02/15/17..............................        12,000  11,853,480
Waste Management, Inc.
    5.000%, 03/15/14..............................           258     264,650
   #2.600%, 09/01/16..............................         6,494   6,724,933
Weatherford International, Ltd.
    4.950%, 10/15/13..............................         1,045   1,052,870
WellPoint, Inc.
   #5.875%, 06/15/17..............................         1,640   1,869,618
Wells Fargo & Co.
    1.500%, 07/01/15..............................         7,000   7,086,758
    2.625%, 12/15/16..............................        10,645  11,084,819
Westpac Banking Corp.
    3.000%, 12/09/15..............................         6,500   6,817,025
    2.000%, 08/14/17..............................         7,000   7,048,272
Westpac Securities NZ, Ltd.
    3.450%, 07/28/14..............................         1,000   1,030,040

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
Whirlpool Corp.
    7.750%, 07/15/16.................................... $ 5,000 $    5,834,775
Williams Partners L.P.
    3.800%, 02/15/15....................................   3,306      3,445,335
Wyndham Worldwide Corp.
    2.500%, 03/01/18....................................  10,390     10,287,160
Xerox Corp.
    4.250%, 02/15/15....................................   9,009      9,421,909
Yum! Brands, Inc.
    6.250%, 04/15/16....................................   9,040     10,120,325
    6.250%, 03/15/18....................................   3,750      4,356,709
                                                                 --------------
TOTAL BONDS.............................................          2,366,610,356
                                                                 --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)
                                                   -----------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@DFA Short Term Investment Fund................  17,631,806    204,000,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.10%, 08/01/13
     (Collateralized by $729,424 FNMA, rates
     ranging from 4.500% to 6.000%, maturities
     ranging from 01/01/40 to 05/01/42, valued at
     $468,027) to be repurchased at $458,851...... $       459        458,850
                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL...............                204,458,850
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,651,095,675)^^.........................             $2,662,384,331
                                                               ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------
                                                           LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                           ------- --------------  ------- --------------
Agency Obligations........................................   --    $   91,315,125    --    $   91,315,125
Bonds.....................................................   --     2,366,610,356    --     2,366,610,356
Securities Lending Collateral.............................   --       204,458,850    --       204,458,850
Forward Currency Contracts**..............................   --        (1,064,020)   --        (1,064,020)
                                                             --    --------------    --    --------------
TOTAL.....................................................   --    $2,661,320,311    --    $2,661,320,311
                                                             ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
AGENCY OBLIGATIONS -- (4.1%)
Federal Farm Credit Bank
    4.800%, 02/13/23...................................... $   900 $ 1,017,441
    2.630%, 08/03/26......................................   9,000   8,038,782
    5.770%, 01/05/27......................................   3,000   3,661,578
Federal Home Loan Bank
    3.625%, 06/11/21......................................   5,000   5,322,730
    5.250%, 12/09/22......................................   4,000   4,699,940
    5.375%, 08/15/24......................................   4,000   4,740,224
    5.750%, 06/12/26......................................   3,580   4,272,619
Federal Home Loan Mortgage Corporation
   #2.375%, 01/13/22......................................   4,000   3,886,988
Tennessee Valley Authority
    1.875%, 08/15/22......................................   4,000   3,616,132
   #6.750%, 11/01/25......................................  12,200  16,016,050
                                                                   -----------
TOTAL AGENCY OBLIGATIONS..................................          55,272,484
                                                                   -----------
BONDS -- (84.9%)
ACE INA Holdings, Inc.
    5.800%, 03/15/18......................................     915   1,063,836
    2.700%, 03/13/23......................................   3,000   2,821,557
Actavis, Inc.
    3.250%, 10/01/22......................................   5,100   4,872,474
Aetna, Inc.
    3.950%, 09/01/20......................................     800     836,045
    2.750%, 11/15/22......................................   9,000   8,345,592
Aflac, Inc.
   #8.500%, 05/15/19......................................   4,005   5,219,348
Agilent Technologies, Inc.
    5.000%, 07/15/20......................................     215     230,811
Altria Group, Inc.
    4.750%, 05/05/21......................................   5,731   6,168,178
American Express Co.
   #8.125%, 05/20/19......................................   1,900   2,463,122
American International Group, Inc.
   #4.875%, 06/01/22......................................   3,000   3,265,023
Ameriprise Financial, Inc.
    7.300%, 06/28/19......................................     635     795,933
Amgen, Inc.
   #4.500%, 03/15/20......................................     720     781,973
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21......................................   5,700   6,183,793
    2.500%, 07/15/22......................................   3,000   2,817,189
Aon Corp.
    5.000%, 09/30/20......................................   2,500   2,741,677
Apache Corp.
    6.900%, 09/15/18......................................     175     215,203
    2.625%, 01/15/23......................................   3,000   2,783,079
Apple, Inc.
   #2.400%, 05/03/23......................................   5,000   4,591,255

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Arrow Electronics, Inc.
    6.875%, 06/01/18...................................... $ 3,000 $ 3,428,118
Asian Development Bank
    2.250%, 08/18/17......................................   1,000   1,040,094
Associates Corp. of North America
    6.950%, 11/01/18......................................     190     225,095
Assurant, Inc.
   #4.000%, 03/15/23......................................   5,000   4,855,185
AT&T, Inc.
   #5.800%, 02/15/19......................................   3,690   4,312,621
    3.875%, 08/15/21......................................   1,800   1,860,646
   #3.000%, 02/15/22......................................   4,100   3,943,519
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18......................................   2,700   2,619,211
   #5.100%, 01/13/20......................................   1,500   1,662,746
Autodesk, Inc.
    3.600%, 12/15/22......................................   2,000   1,913,528
AutoZone, Inc.
   #2.875%, 01/15/23......................................   5,000   4,586,365
Avon Products, Inc.
   #4.200%, 07/15/18......................................   2,000   2,031,070
Baker Hughes, Inc.
    7.500%, 11/15/18......................................   1,260   1,588,721
Baltimore Gas & Electric Co.
    2.800%, 08/15/22......................................   5,029   4,802,926
Bank Nederlandse Gemeenten
    4.375%, 02/16/21......................................   3,200   3,532,032
Bank of America Corp.
    3.300%, 01/11/23......................................   7,000   6,595,876
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19......................................   2,300   2,651,925
Bank of Nova Scotia
    4.375%, 01/13/21......................................   5,000   5,429,335
Barclays Bank P.L.C.
    5.125%, 01/08/20......................................   6,000   6,665,124
Barrick Gold Corp.
   #3.850%, 04/01/22......................................   4,000   3,417,908
Baxter International, Inc.
    2.400%, 08/15/22......................................   7,140   6,667,389
    3.200%, 06/15/23......................................   2,500   2,451,763
BB&T Corp.
    6.850%, 04/30/19......................................   3,385   4,120,354
Beam, Inc.
   #3.250%, 06/15/23......................................   5,850   5,665,994
Becton Dickinson and Co.
   #5.000%, 05/15/19......................................     825     939,503
Berkshire Hathaway Finance Corp.
    5.400%, 05/15/18......................................   1,000   1,160,519
    3.000%, 05/15/22......................................   5,000   4,885,625
Berkshire Hathaway, Inc.
   #3.750%, 08/15/21......................................   4,000   4,156,960

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
   #3.400%, 01/31/22...................................... $ 5,000 $ 5,050,800
   #3.000%, 02/11/23......................................   5,000   4,857,615
BHP Billiton Finance USA, Ltd.
    6.500%, 04/01/19......................................   2,160   2,592,566
    3.250%, 11/21/21......................................   1,500   1,481,465
BlackRock, Inc.
    5.000%, 12/10/19......................................   3,230   3,678,453
   #4.250%, 05/24/21......................................   1,500   1,593,875
BMC Software, Inc.
    4.250%, 02/15/22......................................   5,000   4,971,640
BNP Paribas SA
   #3.250%, 03/03/23......................................   3,000   2,781,147
Boeing Capital Corp.
    4.700%, 10/27/19......................................     700     789,508
Boeing Co. (The)
    8.750%, 08/15/21......................................   1,829   2,460,592
Boston Scientific Corp.
    6.000%, 01/15/20......................................   2,900   3,309,245
BP Capital Markets P.L.C.
    4.750%, 03/10/19......................................     530     590,114
    4.500%, 10/01/20......................................   3,200   3,474,304
    2.500%, 11/06/22......................................   3,500   3,198,702
Bristol-Myers Squibb Co.
   #2.000%, 08/01/22......................................   3,070   2,770,264
British Columbia, Province of Canada
    6.500%, 01/15/26......................................  12,374  15,816,348
Brown-Forman Corp.
    2.250%, 01/15/23......................................     750     687,002
Burlington Northern Santa Fe LLC
    7.000%, 12/15/25......................................   1,340   1,683,726
CA, Inc.
   #5.375%, 12/01/19......................................     900     995,915
Caisse d'Amortissement de la Dette Sociale
    5.250%, 11/02/16......................................   1,600   1,805,702
Cameron International Corp.
   #6.375%, 07/15/18......................................     485     571,361
Campbell Soup Co.
    3.050%, 07/15/17......................................   1,700   1,771,871
   #4.250%, 04/15/21......................................   1,600   1,665,795
Canadian National Railway Co.
    5.550%, 03/01/19......................................   1,490   1,745,149
    2.850%, 12/15/21......................................   2,915   2,859,108
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17......................................   1,000   1,141,336
   #3.450%, 11/15/21......................................   5,250   5,294,341
Capital One Financial Corp.
   #4.750%, 07/15/21......................................   6,400   6,821,606
Cardinal Health, Inc.
    4.625%, 12/15/20......................................   1,000   1,070,271
    3.200%, 06/15/22......................................   6,000   5,708,520

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Caterpillar, Inc.
   #2.600%, 06/26/22...................................... $ 5,500 $ 5,192,308
CBS Corp.
    5.750%, 04/15/20......................................   2,800   3,167,234
   #3.375%, 03/01/22......................................   5,000   4,827,205
Charles Schwab Corp. (The)
    4.450%, 07/22/20......................................   2,750   3,002,178
Chevron Corp.
    1.718%, 06/24/18......................................  12,500  12,451,312
    2.355%, 12/05/22......................................   8,000   7,469,256
Chubb Corp. (The)
   #5.750%, 05/15/18......................................   3,990   4,652,272
Church & Dwight Co., Inc.
    2.875%, 10/01/22......................................   1,600   1,505,146
Cigna Corp.
    5.375%, 03/15/17......................................     710     783,107
Cisco Systems, Inc.
   #4.450%, 01/15/20......................................   3,725   4,126,305
Citigroup, Inc.
    8.500%, 05/22/19......................................     600     765,850
    5.375%, 08/09/20......................................   1,875   2,104,035
    4.500%, 01/14/22......................................   2,300   2,425,164
CNA Financial Corp.
   #5.750%, 08/15/21......................................   8,082   9,186,333
Coca-Cola Co. (The)
    3.300%, 09/01/21......................................   2,650   2,713,868
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20......................................   2,713   2,719,392
Colgate-Palmolive Co.
    1.950%, 02/01/23......................................   3,000   2,697,045
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22......................................   4,620   6,560,465
Commonwealth Bank of Australia
    5.000%, 03/19/20......................................   1,225   1,354,120
Computer Sciences Corp.
   #4.450%, 09/15/22......................................   5,000   4,973,175
ConAgra Foods, Inc.
    3.200%, 01/25/23......................................   4,000   3,831,508
ConocoPhillips
    6.000%, 01/15/20......................................   3,930   4,684,151
Consolidated Edison Co. of New York, Inc.
    6.650%, 04/01/19......................................     225     276,196
CR Bard, Inc.
    4.400%, 01/15/21......................................     800     853,193
Credit Suisse New York AG
    4.375%, 08/05/20......................................   5,500   5,901,742
CSX Corp.
    4.250%, 06/01/21......................................   8,000   8,547,256
CVS Caremark Corp.
    6.250%, 06/01/27......................................   4,700   5,657,136

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           -------- -----------
Darden Restaurants, Inc.
   #3.350%, 11/01/22...................................... $  6,550 $ 6,040,692
Deutsche Bank AG
    6.000%, 09/01/17......................................    4,165   4,809,563
Deutsche Telekom International Finance BV
    6.750%, 08/20/18......................................    4,085   4,928,013
Devon Energy Corp.
   #3.250%, 05/15/22......................................    4,800   4,628,030
Diageo Capital P.L.C.
    4.828%, 07/15/20......................................    3,600   4,045,252
Diageo Investment Corp.
    2.875%, 05/11/22......................................    1,750   1,696,079
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    3.800%, 03/15/22......................................    4,900   4,714,148
Dollar General Corp.
   #3.250%, 04/15/23......................................    2,000   1,867,802
Dominion Resources, Inc.
    4.450%, 03/15/21......................................    3,900   4,204,496
Dow Chemical Co. (The)
   #5.700%, 05/15/18......................................    1,000   1,154,853
   #3.000%, 11/15/22......................................    1,000     939,259
Duke Energy Corp.
    5.050%, 09/15/19......................................      250     281,963
Eastman Chemical Co.
    4.500%, 01/15/21......................................    1,983   2,094,367
   #3.600%, 08/15/22......................................      950     933,310
EI du Pont de Nemours & Co.
    4.625%, 01/15/20......................................      900     997,234
Enbridge Energy Partners L.P.
    5.200%, 03/15/20......................................      350     379,844
Encana Corp.
    6.500%, 05/15/19......................................    2,250   2,656,726
   #3.900%, 11/15/21......................................    3,700   3,770,207
Energizer Holdings, Inc.
    4.700%, 05/24/22......................................    8,935   9,029,523
Energy Transfer Partners L.P.
   #3.600%, 02/01/23......................................    5,000   4,728,905
Ensco P.L.C.
    4.700%, 03/15/21......................................    3,800   4,075,489
Enterprise Products Operating LLC
    5.200%, 09/01/20......................................    2,600   2,921,136
EOG Resources, Inc.
    5.625%, 06/01/19......................................    1,000   1,181,888
   #4.100%, 02/01/21......................................    3,850   4,131,643
EQT Corp.
    8.125%, 06/01/19......................................    1,625   1,976,408
European Investment Bank
    2.875%, 09/15/20......................................    1,000   1,012,737
   #4.000%, 02/16/21......................................    1,000   1,082,904
FedEx Corp.
   #2.625%, 08/01/22......................................    6,500   6,020,800

                                                             FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           -------- -----------
Fifth Third Bancorp
   #3.500%, 03/15/22...................................... $  7,500 $ 7,471,125
France Government Bond OAT EUR
    3.000%, 04/25/22......................................   10,000  14,319,779
France Telecom SA
    5.375%, 07/08/19......................................    2,350   2,612,895
    4.125%, 09/14/21......................................    2,900   2,960,691
Freeport-McMoRan Copper & Gold, Inc.
    3.550%, 03/01/22......................................    3,000   2,712,936
General Dynamics Corp.
    2.250%, 11/15/22......................................    7,500   6,817,372
General Electric Capital Corp.
    5.500%, 01/08/20......................................    2,700   3,062,707
Georgia Power Co.
   #4.250%, 12/01/19......................................    3,492   3,887,947
    2.850%, 05/15/22......................................    2,550   2,457,063
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18......................................    4,975   5,778,254
    2.800%, 03/18/23......................................    3,500   3,331,090
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20......................................    2,150   2,446,846
    5.250%, 07/27/21......................................    5,500   5,937,536
Google, Inc.
    3.625%, 05/19/21......................................    1,000   1,047,919
Great Plains Energy, Inc.
    4.850%, 06/01/21......................................    2,000   2,154,612
Halliburton Co.
    5.900%, 09/15/18......................................    1,000   1,175,721
    6.150%, 09/15/19......................................    2,360   2,846,554
Hartford Financial Services Group, Inc.
    5.500%, 03/30/20......................................    3,185   3,595,881
   #5.125%, 04/15/22......................................    3,000   3,307,710
Hess Corp.
   #8.125%, 02/15/19......................................    3,745   4,768,156
Hewlett-Packard Co.
   #5.500%, 03/01/18......................................    1,000   1,120,501
    4.375%, 09/15/21......................................    2,500   2,490,290
Home Depot, Inc. (The)
    4.400%, 04/01/21......................................    6,000   6,625,884
    2.700%, 04/01/23......................................    2,000   1,902,712
Honeywell International, Inc.
    5.000%, 02/15/19......................................    2,895   3,309,616
Hormel Foods Corp.
    4.125%, 04/15/21......................................    2,310   2,426,941
Husky Energy, Inc.
    7.250%, 12/15/19......................................    2,500   3,094,932
Indiana Michigan Power Co.
    7.000%, 03/15/19......................................      235     283,587
Integrys Energy Group, Inc.
   #4.170%, 11/01/20......................................    1,000   1,046,911

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           -------- -----------
Intel Corp.
    3.300%, 10/01/21...................................... $  7,400 $ 7,456,825
    2.700%, 12/15/22......................................    3,000   2,834,634
Inter-American Development Bank
    7.000%, 06/15/25......................................    6,000   7,957,338
    6.750%, 07/15/27......................................    3,000   3,966,153
International Bank for Reconstruction & Development
    7.625%, 01/19/23......................................    7,700  10,657,062
International Business Machines Corp.
   #1.875%, 08/01/22......................................      700     628,454
Japan Finance Organization for Municipalities
    5.000%, 05/16/17......................................    1,300   1,477,653
John Deere Capital Corp.
    2.750%, 03/15/22......................................    5,000   4,798,165
Johnson & Johnson
    2.950%, 09/01/20......................................    3,000   3,090,537
JPMorgan Chase & Co.
    6.300%, 04/23/19......................................    3,500   4,118,215
    4.950%, 03/25/20......................................      630     694,184
   #4.350%, 08/15/21......................................    5,200   5,476,468
Juniper Networks, Inc.
    4.600%, 03/15/21......................................    4,000   4,076,524
Kellogg Co.
    3.250%, 05/21/18......................................    2,315   2,443,202
Kerr-McGee Corp.
    6.950%, 07/01/24......................................    4,900   5,910,429
KeyCorp
   #5.100%, 03/24/21......................................    7,000   7,773,283
KFW
    4.875%, 06/17/19......................................    1,350   1,563,008
    2.750%, 09/08/20......................................    2,000   2,040,848
    2.625%, 01/25/22......................................    3,000   2,975,937
Kimberly-Clark Corp.
    2.400%, 06/01/23......................................    4,130   3,836,076
Kinder Morgan Energy Partners L.P.
    5.300%, 09/15/20......................................    2,000   2,213,952
    5.800%, 03/01/21......................................      550     620,545
    4.150%, 03/01/22......................................    2,400   2,423,777
Kohl's Corp.
   #3.250%, 02/01/23......................................    2,000   1,862,690
Koninklijke Philips Electronics NV
    3.750%, 03/15/22......................................    2,322   2,336,921
Landwirtschaftliche Rentenbank
    2.375%, 09/13/17......................................    1,000   1,043,098
Lincoln National Corp.
    6.250%, 02/15/20......................................      180     210,011
Lloyds TSB Bank P.L.C.
   #6.375%, 01/21/21......................................    2,500   2,904,322
Lockheed Martin Corp.
    4.250%, 11/15/19......................................    2,700   2,954,537

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           -------- -----------
Loews Corp.
    2.625%, 05/15/23...................................... $  2,865 $ 2,640,421
Lorillard Tobacco Co.
   #6.875%, 05/01/20......................................    2,000   2,306,958
Lowe's Cos., Inc.
    3.120%, 04/15/22......................................    2,000   1,971,146
LyondellBasell Industries NV
    5.750%, 04/15/24......................................    4,000   4,488,420
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22......................................    1,570   1,591,300
   #2.875%, 02/15/23......................................    3,500   3,253,337
Magellan Midstream Partners L.P.
    4.250%, 02/01/21......................................    3,370   3,550,696
Manitoba, Province of Canada
   #2.100%, 09/06/22......................................    3,000   2,757,153
Marathon Oil Corp.
    6.000%, 10/01/17......................................    1,000   1,150,881
    5.900%, 03/15/18......................................      227     260,075
    2.800%, 11/01/22......................................    4,000   3,764,748
Markel Corp.
    5.350%, 06/01/21......................................    4,200   4,612,306
    3.625%, 03/30/23......................................    2,000   1,919,862
Marsh & McLennan Cos., Inc.
    9.250%, 04/15/19......................................      225     295,037
McDonald's Corp.
    2.625%, 01/15/22......................................    2,900   2,797,914
McKesson Corp.
    7.500%, 02/15/19......................................    1,000   1,247,181
Medtronic, Inc.
   #4.450%, 03/15/20......................................    1,840   2,012,502
    3.125%, 03/15/22......................................    3,407   3,357,036
MetLife, Inc.
    7.717%, 02/15/19......................................    5,975   7,560,311
Microsoft Corp.
    4.200%, 06/01/19......................................    3,225   3,597,726
   #3.000%, 10/01/20......................................    2,000   2,060,878
Mobil Corp.
    8.625%, 08/15/21......................................    2,013   2,818,645
Mondelez International, Inc.
    5.375%, 02/10/20......................................    6,700   7,558,283
Monsanto Co.
    5.500%, 08/15/25......................................    3,500   4,040,106
Morgan Stanley
    5.500%, 07/28/21......................................    8,320   9,116,657
Motorola Solutions, Inc.
   #3.750%, 05/15/22......................................    3,000   2,927,016
    3.500%, 03/01/23......................................    5,000   4,725,615
Murphy Oil Corp.
   #4.000%, 06/01/22......................................    2,000   1,930,298
National Oilwell Varco, Inc.
    2.600%, 12/01/22......................................    8,500   7,998,228
NetApp, Inc.
   #3.250%, 12/15/22......................................    1,700   1,569,532

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                         --------- ----------
New Brunswick, Province of Canada
    9.750%, 05/15/20.................................... $   1,000 $1,372,951
Newmont Mining Corp.
    3.500%, 03/15/22....................................     4,474  3,857,680
News America, Inc.
   #4.500%, 02/15/21....................................     2,800  3,002,656
Nisource Finance Corp.
    6.125%, 03/01/22....................................     6,425  7,316,392
   #3.850%, 02/15/23....................................     1,100  1,080,017
Noble Holding International, Ltd.
   #3.950%, 03/15/22....................................     4,100  4,022,965
Nordic Investment Bank
    5.000%, 02/01/17....................................     1,000  1,138,460
Northern Trust Corp.
   #3.450%, 11/04/20....................................       450    464,216
    3.375%, 08/23/21....................................     4,400  4,450,490
    2.375%, 08/02/22....................................     3,016  2,793,341
Northrop Grumman Corp.
    5.050%, 08/01/19....................................     1,125  1,268,200
    3.500%, 03/15/21....................................     2,256  2,284,283
Novartis Capital Corp.
    4.400%, 04/24/20....................................     4,000  4,404,344
NSTAR LLC
    4.500%, 11/15/19....................................     1,900  2,115,768
Occidental Petroleum Corp.
   #2.700%, 02/15/23....................................     8,650  8,078,719
Ohio Power Co.
    5.375%, 10/01/21....................................     3,606  4,089,615
Omnicom Group, Inc.
    4.450%, 08/15/20....................................     3,650  3,880,268
ONEOK Partners L.P.
    8.625%, 03/01/19....................................     4,200  5,334,248
Ontario, Province of Canada
   #2.450%, 06/29/22....................................     1,700  1,597,873
Oracle Corp.
    5.000%, 07/08/19....................................     2,100  2,402,154
   #2.500%, 10/15/22....................................     3,000  2,792,343
PepsiCo, Inc.
    4.500%, 01/15/20....................................     1,575  1,728,744
Petro-Canada
    6.050%, 05/15/18....................................     2,261  2,646,765
Plains All American Pipeline L.P. / PAA Finance Corp.
    6.500%, 05/01/18....................................     2,130  2,531,337
    5.000%, 02/01/21....................................     1,000  1,099,314
    2.850%, 01/31/23....................................     4,000  3,720,336
PNC Funding Corp.
    4.375%, 08/11/20....................................     4,730  5,100,875
PPG Industries, Inc.
    2.700%, 08/15/22....................................     1,000    930,273
Praxair, Inc.
    4.050%, 03/15/21....................................     3,800  4,021,320
   #2.200%, 08/15/22....................................     1,250  1,145,066

                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                         --------- ----------
Precision Castparts Corp.
    2.500%, 01/15/23.................................... $   8,000 $7,458,248
Principal Financial Group, Inc.
    8.875%, 05/15/19....................................       330    431,475
Private Export Funding Corp.
    4.300%, 12/15/21....................................     1,407  1,543,672
Procter & Gamble Co. (The)
   #2.300%, 02/06/22....................................     4,000  3,825,572
Progress Energy, Inc.
    7.050%, 03/15/19....................................     2,000  2,435,958
Progressive Corp. (The)
   #3.750%, 08/23/21....................................     6,800  6,984,674
Prudential Financial, Inc.
    5.375%, 06/21/20....................................     4,170  4,730,769
Quest Diagnostics, Inc.
   #4.700%, 04/01/21....................................     1,770  1,871,030
Raytheon Co.
    3.125%, 10/15/20....................................     2,900  2,941,656
    2.500%, 12/15/22....................................     2,200  2,033,645
Reinsurance Group of America, Inc.
   #5.625%, 03/15/17....................................       200    219,404
   #5.000%, 06/01/21....................................     1,500  1,612,131
Republic Services, Inc.
    3.550%, 06/01/22....................................     4,000  3,901,460
Reynolds American, Inc.
    3.250%, 11/01/22....................................     6,850  6,490,779
Rio Tinto Finance USA, Ltd.
    4.125%, 05/20/21....................................     3,800  3,900,012
Rowan Cos., Inc.
    7.875%, 08/01/19....................................       600    728,733
Ryder System, Inc.
    5.850%, 11/01/16....................................     1,400  1,564,770
Safeway, Inc.
    5.000%, 08/15/19....................................     2,025  2,162,493
SCANA Corp.
    6.250%, 04/01/20....................................     1,750  1,990,909
    4.125%, 02/01/22....................................     3,035  2,982,312
Sempra Energy
    9.800%, 02/15/19....................................       160    215,703
Shell International Finance BV
    4.300%, 09/22/19....................................     1,500  1,668,642
    4.375%, 03/25/20....................................     3,000  3,314,613
Southwestern Public Service Co.
    8.750%, 12/01/18....................................       350    448,660
StanCorp Financial Group, Inc.
    5.000%, 08/15/22....................................     5,000  5,006,430
Starwood Hotels & Resorts Worldwide, Inc.
    3.125%, 02/15/23....................................     2,000  1,836,734
State Street Corp.
    4.375%, 03/07/21....................................     6,200  6,673,426
Statoil ASA
   #2.650%, 01/15/24....................................     5,860  5,460,196

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           -------- ----------
Sunoco Logistics Partners Operations L.P.
   #4.650%, 02/15/22...................................... $  2,895 $2,980,854
SunTrust Bank
    2.750%, 05/01/23......................................    4,900  4,505,511
Svensk Exportkredit AB
    5.125%, 03/01/17......................................    1,400  1,596,406
Talisman Energy, Inc.
    7.750%, 06/01/19......................................    2,760  3,402,028
Target Corp.
    3.875%, 07/15/20......................................    2,000  2,150,250
   #2.900%, 01/15/22......................................    7,535  7,406,129
TD Ameritrade Holding Corp.
    5.600%, 12/01/19......................................    1,200  1,394,040
Texas Instruments, Inc.
    1.650%, 08/03/19......................................    7,500  7,256,565
The Kroger Co.
    3.850%, 08/01/23......................................    4,000  3,976,348
Thermo Fisher Scientific, Inc.
   #4.500%, 03/01/21......................................    4,000  4,187,496
Time Warner Cable, Inc.
   #8.750%, 02/14/19......................................    2,645  3,135,251
Time Warner, Inc.
    4.750%, 03/29/21......................................    2,200  2,390,474
    4.000%, 01/15/22......................................    1,800  1,842,512
TJX Cos., Inc.
    2.500%, 05/15/23......................................    3,310  3,055,494
Toronto-Dominion Bank (The)
   #1.400%, 04/30/18......................................    4,000  3,897,084
Total Capital SA
    4.450%, 06/24/20......................................    3,000  3,282,033
Toyota Motor Credit Corp.
    4.250%, 01/11/21......................................    1,200  1,288,339
    3.300%, 01/12/22......................................    3,165  3,157,575
TransAlta Corp.
   #4.500%, 11/15/22......................................    5,000  4,822,375
TransCanada PipeLines, Ltd.
    7.125%, 01/15/19......................................      915  1,114,487
    3.800%, 10/01/20......................................    2,000  2,098,088
   #2.500%, 08/01/22......................................    5,112  4,753,715
Travelers Cos., Inc. (The)
    5.800%, 05/15/18......................................      190    221,967
    3.900%, 11/01/20......................................    4,200  4,463,315
Tyson Foods, Inc.
   #4.500%, 06/15/22......................................    4,000  4,120,376
UBS AG
    4.875%, 08/04/20......................................    5,928  6,557,079
Unilever Capital Corp.
    4.800%, 02/15/19......................................      825    936,917
    4.250%, 02/10/21......................................    3,500  3,796,793
UnionBanCal Corp.
   #3.500%, 06/18/22......................................    8,550  8,319,193

                                                             FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           -------- ----------
United Parcel Service, Inc.
    3.125%, 01/15/21...................................... $  2,000 $2,025,636
United Technologies Corp.
    4.500%, 04/15/20......................................    1,925  2,141,836
UnitedHealth Group, Inc.
    2.750%, 02/15/23......................................    7,750  7,275,297
Unum Group
    5.625%, 09/15/20......................................    3,500  3,852,947
US Bancorp
    3.000%, 03/15/22......................................    3,000  2,932,527
Valero Energy Corp.
    9.375%, 03/15/19......................................    2,375  3,111,027
Verizon Communications, Inc.
    8.750%, 11/01/18......................................      367    479,974
    4.600%, 04/01/21......................................    4,050  4,391,504
VF Corp.
    3.500%, 09/01/21......................................    2,000  2,001,090
Viacom, Inc.
   #4.500%, 03/01/21......................................    2,900  3,085,037
Vodafone Group P.L.C.
    4.375%, 03/16/21......................................    4,500  4,735,840
    2.500%, 09/26/22......................................    5,000  4,465,235
Wal-Mart Stores, Inc.
   #5.800%, 02/15/18......................................    1,000  1,176,915
   #3.625%, 07/08/20......................................    3,075  3,257,120
    4.250%, 04/15/21......................................    4,000  4,377,984
   #2.550%, 04/11/23......................................    5,000  4,698,395
Walgreen Co.
    5.250%, 01/15/19......................................    1,320  1,505,018
   #3.100%, 09/15/22......................................    2,124  2,029,010
Walt Disney Co. (The)
    2.550%, 02/15/22......................................    4,000  3,826,956
Waste Management, Inc.
    4.600%, 03/01/21......................................    2,860  3,055,461
WellPoint, Inc.
    3.125%, 05/15/22......................................    4,900  4,668,348
Wells Fargo & Co.
   #4.600%, 04/01/21......................................    2,100  2,287,440
   #3.500%, 03/08/22......................................    5,700  5,762,438
Western Union Co. (The)
    3.650%, 08/22/18......................................    3,000  3,107,547
   #5.253%, 04/01/20......................................    3,568  3,809,183
Westpac Banking Corp.
    4.875%, 11/19/19......................................    2,250  2,519,962
Whirlpool Corp.
    4.700%, 06/01/22......................................    3,000  3,136,056
Williams Partners L.P.
    4.000%, 11/15/21......................................    3,500  3,455,655
   #3.350%, 08/15/22......................................    1,300  1,200,848
Wisconsin Electric Power Co.
    2.950%, 09/15/21......................................    6,675  6,688,323
Wisconsin Power & Light Co.
    5.000%, 07/15/19......................................      500    572,462

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                      FACE
                                                     AMOUNT^
                                                      (000)        VALUE+
                                                   ----------- --------------
WR Berkley Corp.
    5.375%, 09/15/20.............................. $       800 $      864,280
Wyndham Worldwide Corp.
    3.900%, 03/01/23..............................       2,375      2,259,414
Xerox Corp.
   #4.500%, 05/15/21..............................       5,000      5,188,485
Zimmer Holdings, Inc.
    4.625%, 11/30/19..............................       2,500      2,750,092
                                                               --------------
TOTAL BONDS.......................................              1,140,503,243
                                                               --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)
                                                   -----------
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@DFA Short Term Investment Fund................  12,705,272    147,000,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.10%, 08/01/13
     (Collateralized by $72,127 FNMA, rates
     ranging from 4.500% to 6.000%, maturities
     ranging from 01/01/40 to 05/01/42, valued at
     $46,279) to be repurchased at $45,372........ $        45         45,372
                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL...............                147,045,372
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,366,674,608)^^.........................             $1,342,821,099
                                                               ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ---------------------------------------------
                                                           LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                           ------- -------------- ------- --------------
Agency Obligations........................................   --    $   55,272,484   --    $   55,272,484
Bonds.....................................................   --     1,140,503,243   --     1,140,503,243
Securities Lending Collateral.............................   --       147,045,372   --       147,045,372
Forward Currency Contracts**..............................   --            45,393   --            45,393
                                                             --    --------------   --    --------------
TOTAL.....................................................   --    $1,342,866,492   --    $1,342,866,492
                                                             ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        DFA INVESTMENT GRADE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                     SHARES       VALUE+
                                                   ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Intermediate-Term Extended
  Quality Portfolio of DFA Investment Dimensions
  Group Inc....................................... 57,763,829 $  603,054,379
Investment in DFA Intermediate Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc....................................... 31,670,075    395,559,243
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group
  Inc............................................. 10,121,998    109,418,797
Investment in DFA Short-Term Government Portfolio
  of DFA Investment Dimensions Group Inc..........  7,370,396     78,642,124
                                                              --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES
      (Cost $1,214,462,278).......................             1,186,674,543
                                                              --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves
  (Cost $3,069,741)...............................  3,069,741      3,069,741
                                                              --------------
   TOTAL INVESTMENTS -- (100.0%)
      (Cost $1,217,532,019)^^.....................            $1,189,744,284
                                                              ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ---------------------------------------------
                                                              LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                                           -------------- ------- ------- --------------
Affiliated Investment Companies........................... $1,186,674,543   --      --    $1,186,674,543
Temporary Cash Investments................................      3,069,741   --      --         3,069,741
                                                           --------------   --      --    --------------
TOTAL..................................................... $1,189,744,284   --      --    $1,189,744,284
                                                           ==============   ==      ==    ==============

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
U.S. TREASURY OBLIGATIONS -- (99.1%)
Treasury Inflation Protected Security
   2.625%, 07/15/17................................. $    83,302 $   95,100,962
   1.625%, 01/15/18.................................     170,671    188,297,531
   1.375%, 07/15/18.................................     171,858    189,339,476
   2.125%, 01/15/19.................................     207,220    236,084,805
   1.875%, 07/15/19.................................     201,057    228,607,537
   1.375%, 01/15/20.................................     153,280    168,571,987
   1.250%, 07/15/20.................................     134,578    147,657,455
   1.125%, 01/15/21.................................     120,325    130,016,450
   0.625%, 07/15/21.................................     111,100    116,038,911
   0.125%, 01/15/22.................................     115,265    114,256,233
   0.125%, 07/15/22.................................     124,588    123,186,316
   0.125%, 01/15/23.................................      32,293     31,543,901
   2.375%, 01/15/25.................................     123,573    148,345,556
   2.000%, 01/15/26.................................      77,222     89,535,537
   2.375%, 01/15/27.................................      61,564     74,314,658
   1.750%, 01/15/28.................................      65,822     73,911,057
   3.625%, 04/15/28.................................      85,978    119,495,385
   2.500%, 01/15/29.................................      92,438    114,031,503
   3.875%, 04/15/29.................................      89,896    129,478,993
   3.375%, 04/15/32.................................      34,120     47,993,944
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              2,565,808,197
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
  State Street Institutional U.S. Government Money
    Market Fund.....................................  23,954,560     23,954,560
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,535,718,920)^^...........................             $2,589,762,757
                                                                 ==============

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                         -------------------------------------------------
                           LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                         ----------- -------------- ------- --------------
U.S. Treasury
  Obligations...........          -- $2,565,808,197   --    $2,565,808,197
Temporary Cash
  Investments........... $23,954,560             --   --        23,954,560
                         ----------- --------------   --    --------------
TOTAL................... $23,954,560 $2,565,808,197   --    $2,589,762,757
                         =========== ==============   ==    ==============

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         --------- -----------
MUNICIPAL BONDS -- (98.9%)
ALABAMA -- (0.5%)
Alabama Water Pollution Control Authority (RB) Series B
     2.000%, 08/15/14................................... $   5,255 $ 5,347,173
City of Birmingham (GO) Series A (NATL-RE)
     5.000%, 04/01/16...................................     2,800   3,089,632
                                                                   -----------
TOTAL ALABAMA...........................................             8,436,805
                                                                   -----------
ALASKA -- (0.5%)
Alaska Industrial Dev. & Export Authority (RB) Series A
  (GO OF AUTH)
     5.000%, 04/01/14...................................     3,000   3,093,690
City of Anchorage (GO) Series B (NATL-RE)
     5.000%, 12/01/14...................................     3,440   3,652,695
City of Anchorage (GO) Series F (NATL-RE FGIC)
     4.250%, 09/01/13...................................     2,385   2,392,895
                                                                   -----------
TOTAL ALASKA............................................             9,139,280
                                                                   -----------
ARIZONA -- (3.0%)
Arizona School Facilities Board (RB)
     5.000%, 01/01/15...................................     1,125   1,197,293
Arizona State Transportation Board (RB)
     5.000%, 07/01/14...................................     4,815   5,022,189
     5.000%, 07/01/17...................................     2,105   2,408,415
City of Phoenix (GO) Series A
     5.000%, 07/01/14...................................     7,975   8,318,164
City of Scottsdale (GO)
     5.000%, 07/01/14...................................     2,500   2,607,800
Phoenix Civic Improvement Corp. (RB) (AMBAC)
     5.000%, 07/01/14...................................     4,000   4,172,480
Pima County (GO)
     3.000%, 07/01/16...................................     1,625   1,718,795
Salt River Project Agricultural Improvement & Power
  District (RB) Series A
     5.000%, 01/01/14...................................     7,000   7,135,870
     5.000%, 01/01/15...................................     4,430   4,717,241
Salt River Project Agricultural Improvement & Power
  District (RB) Series B
     4.000%, 12/01/14...................................     3,190   3,345,194
     4.000%, 01/01/16...................................     5,000   5,395,400
Town of Gilbert (GO)
     5.000%, 07/01/14...................................     3,600   3,754,908
                                                                   -----------
TOTAL ARIZONA...........................................            49,793,749
                                                                   -----------

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         --------- -----------
COLORADO -- (4.0%)
City of Aurora (GO)
     5.000%, 12/01/14................................... $   4,515 $ 4,797,278
Colorado State Education Loan Program (RN) Series A
     1.250%, 06/27/14...................................    25,000  25,242,250
State of Colorado (RN) Series A
     1.500%, 06/27/14...................................    35,000  35,417,550
                                                                   -----------
TOTAL COLORADO..........................................            65,457,078
                                                                   -----------
CONNECTICUT -- (5.1%)
City of Danbury (GO)
     1.500%, 07/25/14...................................    30,000  30,391,800
Connecticut State (GO) Series A
     4.000%, 01/01/14...................................     5,000   5,078,000
     2.500%, 02/15/14...................................     2,000   2,024,680
     3.250%, 02/15/14...................................     2,800   2,845,612
Connecticut State (GO) Series B (NATL-RE)
     5.000%, 12/01/13...................................     5,000   5,078,100
Connecticut State (GO) Series C
     5.000%, 12/01/13...................................     5,700   5,789,034
     5.000%, 12/01/15...................................     4,000   4,404,280
Connecticut State Economic Recovery (GO) Series D
     5.000%, 01/01/14...................................     3,500   3,568,775
Hartford County Metropolitan District (BAN)
     1.750%, 03/25/14...................................    20,775  20,989,398
Hartford County Metropolitan District (GO) Series A
     4.000%, 07/15/15...................................     3,900   4,168,515
                                                                   -----------
TOTAL CONNECTICUT.......................................            84,338,194
                                                                   -----------
DELAWARE -- (0.7%)
City of Wilmington (GO) Series A
     5.000%, 12/01/14...................................     2,625   2,788,406
Delaware Transportation Authority (RB) Series A
     5.000%, 07/01/15...................................     3,480   3,778,689
     5.000%, 07/01/15...................................     4,270   4,636,494
                                                                   -----------
TOTAL DELAWARE..........................................            11,203,589
                                                                   -----------
DISTRICT OF COLUMBIA -- (2.8%)
District of Columbia (GO)
     2.000%, 09/30/13...................................    47,000  47,142,880
                                                                   -----------
FLORIDA -- (1.7%)
Broward County (GO)
  (c)5.000%, 01/01/23 (Pre-refunded @ $100, 1/1/14).....     5,000   5,097,850
City of Jacksonville (RB) Series A-1
     5.000%, 10/01/13...................................     3,000   3,022,530

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
FLORIDA -- (Continued)
Florida State Board of Education (GO) Series B
   5.000%, 06/01/16....................................... $  2,500 $ 2,789,425
   5.000%, 06/01/17.......................................    9,700  11,100,292
Florida State Board of Education (GO) Series C
   5.000%, 06/01/15.......................................    6,440   6,967,436
                                                                    -----------
TOTAL FLORIDA.............................................           28,977,533
                                                                    -----------
GEORGIA -- (0.3%)
Athens-Clarke County Unified Government Water & Sewerage
  Revenue (RB)
   5.000%, 01/01/17.......................................    1,100   1,243,000
City of Albany (GO)
   3.000%, 06/01/17.......................................    2,220   2,372,270
Georgia State Road & Tollway Authority (RB) Series A
   5.000%, 06/01/16.......................................      255     281,581
   5.000%, 06/01/17.......................................    1,000   1,135,510
                                                                    -----------
TOTAL GEORGIA.............................................            5,032,361
                                                                    -----------
HAWAII -- (1.6%)
City & County of Honolulu (GO) Series B (FSA)
   5.250%, 07/01/15.......................................    4,220   4,604,738
Hawaii State (GO) Series DG (AMBAC)
   5.000%, 07/01/15.......................................   15,945  17,316,748
Hawaii State (GO) Series DT
   4.000%, 11/01/14.......................................    4,950   5,178,195
                                                                    -----------
TOTAL HAWAII..............................................           27,099,681
                                                                    -----------
ILLINOIS -- (0.9%)
Central Lake County Joint Action Water Agency (RB)
   4.000%, 05/01/18.......................................    6,195   7,013,050
City of Peoria (GO) Series D
   4.000%, 01/01/17.......................................    1,620   1,765,233
Du Page Cook & Will Counties Community College District
  No. 502 (GO)
   5.000%, 06/01/16.......................................    5,000   5,571,450
                                                                    -----------
TOTAL ILLINOIS............................................           14,349,733
                                                                    -----------
KANSAS -- (1.9%)
City of Lawrence (GO) Series I
   1.000%, 10/01/13.......................................   24,215  24,247,690

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
KANSAS -- (Continued)
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series B
   4.000%, 10/01/13....................................... $  6,745 $ 6,786,347
                                                                    -----------
TOTAL KANSAS..............................................           31,034,037
                                                                    -----------
KENTUCKY -- (0.6%)
Kentucky State Asset Liability Commission (RB) Series A
  (AMBAC)
   5.000%, 10/01/16.......................................      500     563,630
Louisville & Jefferson County Metropolitan Sewer District
  (RB) Series B
   5.000%, 05/15/15.......................................    9,415  10,146,357
                                                                    -----------
TOTAL KENTUCKY............................................           10,709,987
                                                                    -----------
LOUISIANA -- (0.1%)
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
   5.000%, 03/01/16.......................................      930   1,025,725
                                                                    -----------
MAINE -- (0.5%)
Cumberland County (TAN)
   1.000%, 11/15/13.......................................    8,900   8,922,606
                                                                    -----------
MARYLAND -- (5.9%)
Baltimore County (BAN)
   1.500%, 02/24/14.......................................   40,000  40,299,600
Baltimore County (GO)
   5.000%, 02/01/14.......................................    4,750   4,862,290
Cecil County (GO)
   3.000%, 06/01/14.......................................    1,110   1,135,519
Maryland State (GO)
   5.500%, 08/01/13.......................................    6,000   6,000,000
Maryland State (GO) Series C
   5.000%, 03/01/16.......................................    1,000   1,111,590
Maryland State Department of Transportation (RB)
   5.000%, 11/01/13.......................................    4,120   4,167,586
Montgomery County (GO) Series A
   5.000%, 11/01/14.......................................   10,750  11,375,650
Prince County George's (GO) Series C
   5.000%, 08/01/18.......................................   10,075  11,832,785
University System of Maryland (RB) Series D
   3.000%, 04/01/15.......................................    2,200   2,292,422
Washington County Suburban Sanitation District (GO)
   3.000%, 06/01/14.......................................   15,000  15,348,600
                                                                    -----------
TOTAL MARYLAND............................................           98,426,042
                                                                    -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
MASSACHUSETTS -- (3.9%)
City of Boston (GO) Series A
     5.000%, 04/01/14..................................... $  4,650 $ 4,797,080
Commonwealth of Massachusetts (GO) Series A
     5.000%, 08/01/14.....................................    4,800   5,027,520
Commonwealth of Massachusetts (GO) Series C (GO OF
  CMNWLTH)
     5.500%, 11/01/15.....................................    2,200   2,441,978
Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC
  GO OF CMNWLTH)
     5.500%, 11/01/14.....................................    5,000   5,324,500
Commonwealth of Massachusetts (GO) Series D
     5.500%, 11/01/14.....................................    4,585   4,882,567
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
     5.500%, 11/01/13.....................................    7,550   7,646,262
Commonwealth of Massachusetts (RB) Series A
     5.500%, 12/15/13.....................................    9,450   9,628,605
Massachusetts Water Resources Authority (RB) Series J
  (AGM GO OF AUTH)
     5.250%, 08/01/18.....................................   18,000  21,251,880
University of Massachusetts Building Authority (RB)
  Series 1 (AMBAC)
  (c)5.250%, 11/01/22 (Pre-refunded @ $100, 11/1/13)......    3,490   3,532,159
                                                                    -----------
TOTAL MASSACHUSETTS.......................................           64,532,551
                                                                    -----------
MICHIGAN -- (2.0%)
Chippewa Valley Schools (GO)
     5.000%, 05/01/17.....................................    1,000   1,136,150
Michigan Finance Authority (RB)
     5.000%, 07/01/18.....................................    2,250   2,629,193
Michigan Municipal Bond Authority (RB)
     5.000%, 10/01/13.....................................    3,240   3,265,013
     5.500%, 10/01/13.....................................   15,085  15,213,373
Michigan State (GO)
     5.500%, 12/01/13.....................................   10,000  10,171,300
                                                                    -----------
TOTAL MICHIGAN............................................           32,415,029
                                                                    -----------
MINNESOTA -- (3.5%)
Chaska Independent School District No. 112 (GO) Series A
  (SD CRED PROG)
     4.000%, 02/01/15.....................................    5,740   6,041,178
City of Minneapolis (GO)
     3.000%, 12/01/15.....................................    8,700   9,195,291

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
MINNESOTA -- (Continued)
City of Minneapolis (GO) Series B
     4.000%, 12/01/15..................................... $  8,830 $ 9,536,223
Minnesota Public Facilities Authority (RB) Series B
     5.000%, 03/01/14.....................................    5,800   5,960,486
Minnesota State (GO)
     5.000%, 08/01/14.....................................    2,000   2,094,800
Minnesota State (GO) Series H
     5.000%, 11/01/14.....................................   15,000  15,880,800
     5.000%, 11/01/15.....................................    5,000   5,500,300
Washington County (GO) Series A
     5.000%, 02/01/15.....................................    3,275   3,493,836
                                                                    -----------
TOTAL MINNESOTA...........................................           57,702,914
                                                                    -----------
MISSOURI -- (0.2%)
Missouri State (GO) Series A
     5.000%, 10/01/13.....................................    2,600   2,620,072
                                                                    -----------
NEBRASKA -- (0.4%)
University of Nebraska Facilities Corp. (RB)
     5.000%, 07/15/16.....................................    5,220   5,846,974
                                                                    -----------
NEVADA -- (1.3%)
Clark County (GO)
     5.000%, 11/01/16.....................................    7,425   8,336,196
Clark County School District (GO) Series B (AMBAC)
     4.500%, 06/15/17.....................................    5,770   6,412,316
Clark County School District (GO) Series C
     5.000%, 06/15/16.....................................    1,000   1,110,130
Nevada State (GO) (NATL-RE FGIC)
     5.000%, 12/01/13.....................................    1,400   1,421,490
Truckee Meadows Water Authority (RB)
     5.000%, 07/01/15.....................................    3,900   4,223,856
                                                                    -----------
TOTAL NEVADA..............................................           21,503,988
                                                                    -----------
NEW HAMPSHIRE -- (0.3%)
City of Dover (GO)
     3.000%, 06/15/16.....................................    1,850   1,957,318
     3.000%, 06/15/17.....................................    1,000   1,058,760
City of Nashua (GO)
     5.000%, 03/15/17.....................................    1,400   1,588,510
                                                                    -----------
TOTAL NEW HAMPSHIRE.......................................            4,604,588
                                                                    -----------
NEW JERSEY -- (1.3%)
East Windsor Regional School District (GO) (SCH BD RES FD)
     3.000%, 03/01/16.....................................      625     651,144

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
NEW JERSEY -- (Continued)
Livingston Township (GO)
     3.000%, 01/15/16................................... $  1,335 $  1,395,342
     3.000%, 01/15/17...................................    1,810    1,906,418
New Jersey State (GO)
     5.000%, 06/01/14...................................    4,600    4,782,068
     5.000%, 08/01/14...................................    4,000    4,187,960
New Jersey State (GO) Series H
     5.250%, 07/01/15...................................    3,500    3,810,695
New Jersey State (GO) Series M (AMBAC)
     5.500%, 07/15/14...................................    4,000    4,198,760
                                                                  ------------
TOTAL NEW JERSEY........................................            20,932,387
                                                                  ------------
NEW YORK -- (7.0%)
City of New York (GO) Series A
     5.000%, 08/01/14...................................    7,865    8,238,587
City of New York (GO) Series A-1
     5.000%, 08/01/14...................................    2,500    2,618,750
City of New York (GO) Series B
     5.000%, 08/01/15...................................   10,000   10,891,500
City of New York (GO) Series C
     5.000%, 08/01/15...................................    2,630    2,864,464
City of New York (GO) Series E
     5.000%, 08/01/13...................................    6,475    6,475,000
     4.000%, 08/01/14...................................    7,000    7,263,340
City of New York (GO) Series H-2
     3.000%, 06/01/16...................................    4,000    4,230,080
City of New York (GO) Series I
     5.000%, 08/01/14...................................    4,000    4,190,000
Long Beach City School District (GO) (ST AID WITHHLDG)
     3.000%, 05/01/16...................................    3,740    3,882,756
New York State (GO) Series C
     3.000%, 02/01/14...................................    4,655    4,718,867
     3.000%, 02/01/15...................................    3,010    3,126,969
New York State Dormitory Authority (RB) Series A
     5.000%, 02/15/15...................................    1,025    1,096,576
     5.000%, 03/15/16...................................   20,000   22,232,200
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/14...................................    7,500    7,722,075
New York State Urban Development Corp. (RB) Series A
     5.000%, 03/15/17...................................    2,195    2,502,256
Suffolk County (GO)
     4.000%, 10/15/13...................................    3,060    3,080,257
Suffolk County (GO) Series A
     4.000%, 04/01/16...................................    1,035    1,111,352
     3.000%, 05/15/16...................................    3,325    3,490,784
Suffolk County (GO) Series B
     3.000%, 10/15/15...................................    4,290    4,496,778

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
NEW YORK -- (Continued)
     3.000%, 10/15/16................................... $  2,000 $  2,114,400
Suffolk County (GO) Series B (AGM)
     5.250%, 05/01/16...................................    3,315    3,678,457
Suffolk County (GO) Series C
     4.000%, 10/15/15...................................    5,890    6,301,829
                                                                  ------------
TOTAL NEW YORK..........................................           116,327,277
                                                                  ------------
NORTH CAROLINA -- (3.7%)
City of Charlotte (GO) Series B
     5.000%, 06/01/16...................................    2,335    2,613,682
County of Onslow NC (GO)
     4.000%, 12/01/17...................................      525      587,438
Mecklenburg County (GO) Series B
     2.000%, 03/01/16...................................    5,000    5,175,800
Mecklenburg County (GO) Series C
     5.000%, 02/01/14...................................    5,680    5,814,275
North Carolina State (GO) Series A
     5.500%, 03/01/14...................................    3,000    3,091,590
     5.000%, 03/01/17...................................    9,025   10,312,597
North Carolina State (GO) Series B
     5.000%, 04/01/14...................................    4,550    4,693,917
     5.000%, 04/01/16...................................    7,350    8,192,383
North Carolina State (GO) Series E
     5.000%, 05/01/14...................................   15,705   16,264,883
Sanford Enterprise (RB) Series A
     5.000%, 06/01/15...................................    2,540    2,748,509
Wake County (GO) Series C
     5.000%, 03/01/15...................................    1,400    1,501,976
                                                                  ------------
TOTAL NORTH CAROLINA....................................            60,997,050
                                                                  ------------
OHIO -- (3.0%)
City of Cincinnati School District (GO) (AGM)
  (c)5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/13)....   11,730   11,910,876
City of Columbus (GO) Series 2
     5.000%, 07/01/14...................................    4,605    4,805,732
City of Columbus (GO) Series D
     5.000%, 12/15/13...................................      575      585,062
Greater Cleveland Regional Transit Authority (GO)
  Series B
     5.000%, 12/01/16...................................    2,725    3,074,536
Mason City School District (GO)
     5.000%, 12/01/15...................................      470      518,767
     5.000%, 12/01/15...................................    1,530    1,680,889
Ohio State (GO)
     5.000%, 05/01/14...................................    5,000    5,177,850
     5.000%, 11/01/15...................................    2,425    2,663,062
Ohio State (GO) Series C
     5.000%, 09/15/14...................................    3,105    3,267,454

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
OHIO -- (Continued)
   5.000%, 08/01/15....................................... $  4,000 $ 4,355,800
   5.000%, 08/01/17.......................................    2,475   2,843,379
Ohio State (GO) Series D
   5.000%, 09/15/14.......................................    3,800   3,998,816
Ohio State University (RB) Series A (ETM)
   4.000%, 12/01/15.......................................       55      59,372
Ohio State University (RB) Series A (UP)
   4.000%, 12/01/15.......................................      945   1,018,067
Ohio State Water Development Authority (RB) Series A
   5.000%, 06/01/16.......................................    3,080   3,437,496
                                                                    -----------
TOTAL OHIO................................................           49,397,158
                                                                    -----------
OKLAHOMA -- (2.3%)
City of Tulsa (GO)
   4.000%, 05/01/14.......................................    1,830   1,881,588
Cleveland County Independent School District No. 29 (GO)
   1.500%, 03/01/16.......................................    4,415   4,498,046
   1.500%, 03/01/17.......................................    1,465   1,485,466
Oklahoma State (GO)
   3.000%, 07/15/14.......................................   18,640  19,130,418
Oklahoma State Turnpike Authority (RB) Series A
   5.000%, 01/01/15.......................................    1,320   1,404,823
Payne County Independent School District No. 16
  Stillwater (GO)
   1.500%, 06/01/17.......................................    3,355   3,397,508
Tulsa County Independent School District No. 3 (GO)
   2.000%, 04/01/15.......................................    2,425   2,484,073
   2.000%, 04/01/16.......................................    4,300   4,438,761
                                                                    -----------
TOTAL OKLAHOMA............................................           38,720,683
                                                                    -----------
OREGON -- (1.2%)
City of Portland (GO) Series A
   4.000%, 06/01/15.......................................    2,000   2,126,800
Jackson County School District No. 5 (GO) (NATL-RE FGIC
  SCH BD GTY)
   5.000%, 06/15/15.......................................    1,965   2,128,213
Multnomah County (GO)
   5.000%, 10/01/14.......................................    5,490   5,790,687
Portland Community College District (GO)
   5.000%, 06/15/14.......................................    7,410   7,717,144

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
OREGON -- (Continued)
Washington County School District No. 15 Forest Grove
  (GO) (AGM SCH BD GTY)
   5.250%, 06/15/15....................................... $  1,555 $ 1,683,770
                                                                    -----------
TOTAL OREGON..............................................           19,446,614
                                                                    -----------
PENNSYLVANIA -- (2.2%)
Commonwealth of Pennsylvania (GO) Second Series
   5.500%, 06/01/14.......................................    8,000   8,350,160
Commonwealth of Pennsylvania (GO) Series A
   5.000%, 02/15/14.......................................    9,000   9,229,680
   5.000%, 02/15/16.......................................    7,420   8,212,085
   5.000%, 05/01/16.......................................    2,025   2,253,764
Conestoga Valley School District (GO) (ST AID WITHHLDG)
   4.000%, 01/15/17.......................................    2,680   2,904,075
Tredyffrin Easttown School District (GO) (ST AID WITHHLDG)
   5.000%, 02/15/15.......................................    2,535   2,708,800
University of Pittsburgh of the Commonwealth System of
  Higher Education (RB) Series B (GO OF UNIV)
   5.000%, 09/15/15.......................................    1,850   2,020,903
                                                                    -----------
TOTAL PENNSYLVANIA........................................           35,679,467
                                                                    -----------
RHODE ISLAND -- (0.8%)
Rhode Island State & Providence Plantations (GO) (AGM)
   5.000%, 02/15/15.......................................    2,130   2,275,351
Rhode Island State & Providence Plantations (GO) (AGM)
  (ETM)
   5.000%, 02/15/15.......................................    1,255   1,343,239
Rhode Island State & Providence Plantations (GO) Series A
   4.000%, 08/01/17.......................................    2,065   2,259,131
Rhode Island State & Providence Plantations (GO) Series B
  (NATL-RE)
   5.000%, 08/01/13.......................................    4,700   4,700,000
Rhode Island State & Providence Plantations (GO) Series E
  (NATL-RE)
   5.000%, 11/01/15.......................................    2,260   2,461,208
                                                                    -----------
TOTAL RHODE ISLAND........................................           13,038,929
                                                                    -----------
SOUTH CAROLINA -- (2.3%)
Beaufort County School District (GO) Series A (SCSDE)
   5.000%, 03/01/14.......................................    5,505   5,656,993

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
SOUTH CAROLINA -- (Continued)
Beaufort County School District (GO) Series B (SCSDE)
   5.000%, 03/01/14....................................... $  2,795 $ 2,872,170
Beaufort County School District (GO) Series D (SCSDE)
   5.000%, 03/01/17.......................................    6,425   7,266,546
Clemson University (RB)
   2.000%, 05/01/16.......................................    1,355   1,388,550
Oconee County School District (GO) Series B (SCSDE)
   4.000%, 03/01/14.......................................    1,100   1,122,671
Richland County School District No. 2 (GO) Series C
  (SCSDE)
   5.000%, 02/01/16.......................................    6,330   6,980,534
South Carolina State (GO) Series A
   4.000%, 06/01/15.......................................    6,000   6,389,460
South Carolina State Public Service Authority (RB)
    Series A (NATL-RE FGIC)
   5.500%, 01/01/15.......................................      500     535,410
South Carolina State Public Service Authority (RB)
    Series E
   5.000%, 01/01/15.......................................      835     888,290
York County School District No. 3 (GO) Series B (SCSDE)
   5.000%, 03/01/15.......................................    4,770   5,112,772
                                                                    -----------
TOTAL SOUTH CAROLINA......................................           38,213,396
                                                                    -----------
SOUTH DAKOTA -- (0.1%)
Sioux Falls School District No. 49-5 (GO) Series B
   5.000%, 07/01/15.......................................    1,500   1,626,645
                                                                    -----------
TENNESSEE -- (1.8%)
City of Kingsport (GO) Series B
   3.000%, 04/01/17.......................................    2,005   2,135,165
City of Memphis (GO) Series A
   5.000%, 04/01/17.......................................    1,230   1,399,506
Knox County (GO)
   5.500%, 04/01/14.......................................    6,300   6,513,507
Shelby County (GO) Series A
   5.000%, 04/01/14.......................................    6,680   6,890,821
Shelby County (GO) Series A (ETM)
   5.000%, 04/01/14.......................................    1,665   1,717,098
Sumner County (GO)
   5.000%, 06/01/14.......................................    8,500   8,834,985
Tennessee State (GO) Series A
   5.000%, 05/01/14.......................................    3,000   3,106,950
                                                                    -----------
TOTAL TENNESSEE...........................................           30,598,032
                                                                    -----------

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
TEXAS -- (16.5%)
Arlington Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/14....................................... $  5,885 $ 6,034,244
Austin Independent School District (GO) (PSF-GTD)
   5.000%, 08/01/14.......................................    6,895   7,220,375
Carrollton-Farmers Branch Independent School District
  (GO) (PSF-GTD)
   5.000%, 02/15/16.......................................    6,570   7,287,115
City of Dallas (GO)
   5.000%, 02/15/14.......................................    4,585   4,701,046
   5.000%, 02/15/14.......................................    8,770   8,991,969
   5.000%, 02/15/15.......................................       10      10,711
   5.000%, 02/15/15.......................................   11,790  12,620,841
City of Dallas (GO) Series A
   5.000%, 02/15/16.......................................       10      11,113
   5.000%, 02/15/16.......................................    2,520   2,792,362
City of Dallas (GO) Series C
   3.500%, 02/15/15.......................................       10      10,737
   3.500%, 02/15/15.......................................    2,430   2,601,436
City of Dallas (RB) (AMBAC)
   5.000%, 10/01/13.......................................    7,605   7,663,558
City of El Paso (GO)
   3.000%, 08/15/17.......................................      500     533,860
City of Frisco (GO) (NATL-RE FGIC)
   5.250%, 02/15/16.......................................    1,175   1,305,895
City of Houston (GO) Series A
   4.000%, 03/01/16.......................................    4,500   4,871,880
   5.000%, 03/01/16.......................................   17,850  19,779,049
City of Houston (RN)
   1.250%, 06/30/14.......................................   20,000  20,195,200
City of San Antonio Electric & Gas (RB)
   5.375%, 02/01/15.......................................    5,975   6,418,644
City of San Antonio Electric & Gas (RB) Series A
   5.250%, 02/01/14.......................................       90      92,188
   5.250%, 02/01/14.......................................   13,480  13,811,069
   5.000%, 02/01/15.......................................    3,025   3,232,757
   5.000%, 02/01/16.......................................    2,875   3,175,725
County of El Paso (GO) (NATL-RE)
   5.000%, 02/15/16.......................................    2,490   2,743,905
Dallas Waterworks & Sewer System (RB) (AMBAC)
   5.000%, 10/01/14.......................................    9,000   9,491,850
Denton County (GO) Series A
   5.000%, 07/15/15.......................................    3,960   4,307,609
Fort Bend Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/15.......................................    3,000   3,270,750

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
TEXAS -- (Continued)
Houston Independent School District (GO) Series A-1
     5.000%, 02/15/15................................... $  4,000 $  4,279,320
North Texas Municipal Water District (RB)
     5.000%, 09/01/14...................................    1,155    1,213,455
     5.000%, 06/01/16...................................    2,130    2,374,055
Northwest Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/15...................................    1,000    1,069,830
Nueces County (GO)
     2.000%, 02/15/15...................................    2,375    2,433,188
San Marcos Consolidated Independent School District
  (GO) (PSF-GTD)
  (c)5.250%, 08/01/20 (Pre-refunded @ $100, 8/1/14).....    3,195    3,354,974
Socorro Independent School District (GO) (PSF-GTD)
     5.250%, 08/15/14...................................    2,270    2,387,155
Texas Public Finance Authority (RB) Series A
     5.000%, 01/01/14...................................    5,000    5,097,650
     5.000%, 07/01/15...................................   10,000   10,848,300
     5.000%, 01/01/16...................................    3,345    3,679,032
Texas State (GO)
     5.000%, 10/01/16...................................    5,000    5,646,350
Texas State (RN)
     2.500%, 08/30/13...................................   46,500   46,588,815
Texas State Transportation Commission (RB)
     5.000%, 04/01/14...................................    5,870    6,054,494
Texas Tech University (RB) Series 12
     5.000%, 02/15/16...................................    2,095    2,315,855
Travis County (GO)
     4.000%, 03/01/15...................................    5,365    5,664,796
University of Texas (RB) Series A
     5.000%, 07/01/14...................................    5,250    5,477,377
University of Texas (RB) Series B
     5.250%, 08/15/13...................................    3,850    3,857,469
University of Texas (RB) Series F
     5.000%, 08/15/15...................................    2,405    2,624,601
Williamson County (GO) (NATL-RE)
     5.000%, 02/15/14...................................    5,000    5,126,550
                                                                  ------------
TOTAL TEXAS.............................................           273,269,154
                                                                  ------------
UTAH -- (1.4%)
Alpine School District (GO) (SCH BD GTY)
     3.000%, 03/15/16...................................    2,770    2,924,926

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
UTAH -- (Continued)
Salt Lake City Corp. (GO)
     2.000%, 06/30/14................................... $ 20,000 $ 20,309,800
                                                                  ------------
TOTAL UTAH..............................................            23,234,726
                                                                  ------------
VIRGINIA -- (2.3%)
City of Norfolk (GO) Series A
     4.000%, 03/01/16...................................    2,000    2,155,700
City of Richmond (GO) Series C (ST AID WITHHLDG)
     5.000%, 07/15/15...................................    5,325    5,785,932
Fairfax County (GO) Series A (ST AID WITHHLDG)
     5.000%, 04/01/14...................................    9,375    9,671,531
     4.000%, 04/01/16...................................    3,065    3,331,471
Loudoun County (GO) Series B (ST AID WITHHLDG)
     5.000%, 12/01/13...................................    5,285    5,367,552
Virginia State Public School Authority (RB)
     5.250%, 08/01/13...................................    6,385    6,385,000
Virginia State Public School Authority (RB) Series B
     5.000%, 08/01/13...................................    5,505    5,505,000
                                                                  ------------
TOTAL VIRGINIA..........................................            38,202,186
                                                                  ------------
WASHINGTON -- (6.2%)
City of Seattle (GO)
     5.000%, 05/01/14...................................    8,300    8,592,077
City of Seattle (GO) Series B
     5.000%, 08/01/15...................................    7,385    8,034,142
King County School District No. 1 (GO) (SCH BD GTY)
     5.000%, 12/01/13...................................   15,000   15,234,300
King County School District No. 414 (GO) (NATL-RE SCH
  BD GTY)
     5.000%, 12/01/13...................................    1,500    1,523,430
King County School District No. 414 Lake Washington
  (GO) (SCH BD GTY)
     4.000%, 12/01/15...................................    2,430    2,620,828
King County Sewer Enterprise (RB)
     4.000%, 01/01/15...................................    6,595    6,923,629
     4.000%, 01/01/16...................................    6,510    7,016,673
King County Sewer Revenue (RB) Series B
     5.000%, 01/01/14...................................    5,075    5,173,049
Snohomish County Public Utility District No.1 (RB)
     5.000%, 12/01/15...................................    5,000    5,489,450
Washington State (GO) (AGM)
     5.000%, 07/01/14...................................    5,145    5,366,389

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
WASHINGTON -- (Continued)
Washington State (GO) Series 2010C
   5.000%, 01/01/15................................. $     6,100 $    6,491,071
Washington State (GO) Series A
   5.000%, 01/01/16.................................       2,000      2,207,300
Washington State (GO) Series C
   5.000%, 02/01/14.................................       6,895      7,055,929
Washington State (GO) Series D
   5.000%, 01/01/14.................................       3,330      3,394,635
Washington State (GO) Series R-2010A
   5.000%, 01/01/15.................................      10,960     11,662,646
   5.000%, 01/01/17.................................       1,215      1,377,749
Washington State (GO) Series R-2011C
   4.000%, 07/01/15.................................       4,000      4,262,000
                                                                 --------------
TOTAL WASHINGTON....................................                102,425,297
                                                                 --------------
WISCONSIN -- (5.1%)
City of Milwaukee Series R1
   1.750%, 12/05/13.................................      10,000     10,057,800
Madison Metropolitan School District (RN)
   2.000%, 09/04/13.................................      25,000     25,042,500
State of Wisconsin (GO) Series 1
   5.000%, 05/01/19.................................       2,000      2,355,780
Wisconsin State (GO) Series 1 (AMBAC)
   5.000%, 05/01/15.................................      18,510     19,940,083
   5.000%, 05/01/16.................................      14,075     15,656,889
Wisconsin State (GO) Series A
   4.000%, 05/01/16.................................       5,090      5,524,533
   5.000%, 05/01/16.................................       4,780      5,317,224
                                                                 --------------
TOTAL WISCONSIN.....................................                 83,894,809
                                                                 --------------
TOTAL MUNICIPAL BONDS...............................              1,636,319,206
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (1.1%)
   JPMorgan Tax Free Money Market Fund..............  17,637,805     17,637,805
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,642,654,006)^^...........................             $1,653,957,011
                                                                 ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           -------------------------------------------------
                                                             LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                           ----------- -------------- ------- --------------
Municipal Bonds...........................................          -- $1,636,319,206   --    $1,636,319,206
Temporary Cash Investments................................ $17,637,805             --   --        17,637,805
                                                           ----------- --------------   --    --------------
TOTAL..................................................... $17,637,805 $1,636,319,206   --    $1,653,957,011
                                                           =========== ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
MUNICIPAL BONDS -- (96.1%)
ALASKA -- (0.2%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18...................................... $  400 $  443,496
                                                                  ----------
ARIZONA -- (0.7%)
City of Phoenix (GO) Series A
    5.000%, 07/01/15......................................    400    434,172
City of Scottsdale (GO)
    5.000%, 07/01/15......................................    500    542,815
Pima County (GO)
    3.000%, 07/01/16......................................    450    475,974
                                                                  ----------
TOTAL ARIZONA.............................................         1,452,961
                                                                  ----------
ARKANSAS -- (1.7%)
Arkansas State (GO)
    5.000%, 04/01/18......................................  2,500  2,912,825
Springdale School District No. 50 (GO) Series A (ST AID
  WITHHLDG)
    4.000%, 06/01/16......................................    400    434,476
                                                                  ----------
TOTAL ARKANSAS............................................         3,347,301
                                                                  ----------
CALIFORNIA -- (0.1%)
Los Angeles Unified School District (GO) Series KRY
    5.000%, 07/01/15......................................    250    271,508
                                                                  ----------
COLORADO -- (1.7%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID
  WITHHLDG)
    5.000%, 12/01/21......................................    425    500,179
Arapahoe County School District No. 5 (GO) (ST AID
  WITHHLDG)
    3.000%, 12/15/16......................................    750    801,255
Boulder County (RB)
    5.000%, 07/15/18......................................    540    624,715
Denver City & County School District No. 1 (GO) Series C
  (ST AID WITHHLDG)
    3.000%, 12/01/23......................................  1,540  1,522,413
                                                                  ----------
TOTAL COLORADO............................................         3,448,562
                                                                  ----------
CONNECTICUT -- (2.0%)
City of Middletown (GO)
    4.000%, 04/01/22......................................  1,350  1,471,554
Connecticut State (ST) Revenue Series A (AMBAC)
    4.000%, 08/01/16......................................    300    326,436
Town of Trumbull (GO) Series A
    3.000%, 09/01/15......................................  1,630  1,709,055

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
CONNECTICUT -- (Continued)
    3.000%, 09/01/16...................................... $  450 $  477,302
                                                                  ----------
TOTAL CONNECTICUT.........................................         3,984,347
                                                                  ----------
FLORIDA -- (3.0%)
City of Jacksonville (RB)
    5.000%, 10/01/18......................................    315    366,266
City of Tallahassee Energy System (RB)
    5.000%, 10/01/20......................................    250    287,353
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17......................................    150    171,654
    5.000%, 06/01/19......................................    610    720,379
Florida State Board of Education (GO) Series B
    5.000%, 06/01/17......................................    300    343,308
    5.000%, 06/01/20......................................    800    945,608
Florida State Board of Education (GO) Series D
    5.000%, 06/01/22......................................  1,000  1,171,740
Pasco County Water & Sewer (RB) Series A
    4.000%, 10/01/17......................................    320    354,973
Tampa Bay Water Supply (RB)
    5.000%, 10/01/19......................................    450    535,851
Tampa Bay Water Supply (RB) Series A
    5.000%, 10/01/16......................................  1,000  1,126,930
                                                                  ----------
TOTAL FLORIDA.............................................         6,024,062
                                                                  ----------
GEORGIA -- (2.5%)
DeKalb County Water & Sewerage Revenue (RB) Series B
    5.250%, 10/01/24......................................  2,830  3,326,948
Georgia State Road & Tollway Authority (RB) Series A
    5.000%, 06/01/16......................................  1,200  1,325,088
Gordon County School District (GO) (ST AID WITHHLDG)
    3.000%, 09/01/17......................................    250    266,392
                                                                  ----------
TOTAL GEORGIA.............................................         4,918,428
                                                                  ----------
HAWAII -- (3.9%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20......................................  1,470  1,735,291
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17......................................    545    628,510
City & County of Honolulu (GO) Series C
    2.000%, 11/01/16......................................  1,230  1,273,887

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
HAWAII -- (Continued)
Hawaii State (GO) Series DO
    5.000%, 08/01/16...................................... $  100 $  112,064
Hawaii State (GO) Series EA
    5.000%, 12/01/21......................................    350    414,498
Hawaii State (GO) Series EF
    5.000%, 11/01/22......................................  3,070  3,613,605
                                                                  ----------
TOTAL HAWAII..............................................         7,777,855
                                                                  ----------
ILLINOIS -- (0.4%)
Chicago Park District (GO) Series 2008E
    5.000%, 11/15/18......................................    250    294,793
University of Illinois (RB) Series A
    5.000%, 04/01/20......................................    500    581,180
                                                                  ----------
TOTAL ILLINOIS............................................           875,973
                                                                  ----------
IOWA -- (0.4%)
City of Ankeny (GO) Series D
    4.000%, 06/01/18......................................    700    776,965
                                                                  ----------
KANSAS -- (1.8%)
City of Topeka (GO) Series A
    4.000%, 08/15/15......................................    450    481,356
Johnson County Unified School District No. 232 (GO)
  Series A
    5.000%, 09/01/17......................................    400    457,484
Sedgwick County (GO) Series B
    3.000%, 08/01/17......................................    500    536,570
Sedgwick County Unified School District No. 260 (GO)
    5.000%, 10/01/21......................................  1,325  1,554,106
Wyandotte County Unified Government (GO) Series A
    3.000%, 08/01/18......................................    580    618,784
                                                                  ----------
TOTAL KANSAS..............................................         3,648,300
                                                                  ----------
LOUISIANA -- (3.1%)
Bossier Parish School Board (GO)
    4.000%, 03/01/17......................................  1,020  1,118,440
Lafayette Louisiana Public Improvement Sales (RB) Series
  ST-A
    4.000%, 03/01/17......................................  1,330  1,453,969
Louisiana State (GO) Series C
    5.000%, 07/15/22......................................  2,500  2,928,150
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
    5.000%, 03/01/16......................................    575    634,185
                                                                  ----------
TOTAL LOUISIANA...........................................         6,134,744
                                                                  ----------

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ -----------
MARYLAND -- (2.2%)
Maryland State (GO) Series A
    5.000%, 03/01/16...................................... $1,000 $ 1,111,590
Prince George's County (GO) Series B
    4.000%, 03/01/22......................................  2,130   2,369,902
Town of Ocean City (GO)
    3.000%, 10/01/18......................................    825     880,663
University System of Maryland (RB) Series D
    3.000%, 04/01/15......................................    135     140,671
                                                                  -----------
TOTAL MARYLAND............................................          4,502,826
                                                                  -----------
MASSACHUSETTS -- (6.8%)
City of Boston (GO) Series B
    4.000%, 01/01/23......................................  1,795   1,971,987
City of Woburn (GO)
    4.000%, 09/01/22......................................    350     381,388
Massachusetts Bay Transportation Authority (RB) Series B
    5.500%, 07/01/24......................................  3,020   3,661,327
Massachusetts Water Resources Authority (RB) Series J
  (AGM GO OF AUTH)
    5.250%, 08/01/18......................................  2,000   2,361,320
Town of Auburn (GO)
    2.000%, 03/15/19......................................    750     767,655
Town of Lynnfield (GO)
    4.000%, 07/01/16......................................  1,290   1,406,371
Town of Nantucket (GO)
    3.000%, 10/01/22......................................  1,115   1,142,864
Town of Reading (GO)
    5.000%, 02/01/18......................................  1,065   1,233,259
Town of Westwood (GO)
    3.000%, 06/01/16......................................    600     636,762
                                                                  -----------
TOTAL MASSACHUSETTS.......................................         13,562,933
                                                                  -----------
MICHIGAN -- (2.2%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22......................................    500     542,170
Michigan Finance Authority (RB)
    5.000%, 07/01/16......................................  2,500   2,806,325
University of Michigan (RB) Series A
    4.000%, 04/01/23......................................  1,000   1,095,560
                                                                  -----------
TOTAL MICHIGAN............................................          4,444,055
                                                                  -----------
MINNESOTA -- (3.6%)
Lakeville Minnesota Independent School District No. 194
  (GO) Series D
    5.000%, 02/01/22......................................  4,000   4,683,840

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
MINNESOTA -- (Continued)
Rochester Independent School District No. 535 (GO) Series
  A (SD CRED PROG)
    3.000%, 02/01/22...................................... $1,240 $1,281,391
Stillwater Independent School District No. 834 (GO)
  Series A (SD CRED PROG)
    3.000%, 02/01/16......................................  1,200  1,261,884
                                                                  ----------
TOTAL MINNESOTA...........................................         7,227,115
                                                                  ----------
MISSISSIPPI -- (1.6%)
Mississippi State (GO) Series F
    5.000%, 11/01/21......................................  2,750  3,232,075
                                                                  ----------
MISSOURI -- (0.7%)
City of Kansas (GO) Series A
    4.000%, 02/01/22......................................    850    929,951
City of Liberty (GO)
    4.000%, 03/01/16......................................    385    415,688
                                                                  ----------
TOTAL MISSOURI............................................         1,345,639
                                                                  ----------
NEBRASKA -- (1.6%)
Douglas County School District No. 17 (GO)
    4.000%, 06/15/22......................................  3,000  3,283,170
                                                                  ----------
NEVADA -- (1.5%)
Clark County (RB) (AMBAC)
    5.000%, 07/01/16......................................    400    443,512
Clark County School District (GO) Series A
    5.000%, 06/15/19......................................  1,500  1,730,625
Clark County School District (GO) Series A (NATL-RE FGIC)
    4.500%, 06/15/17......................................    400    444,528
Nevada State (GO) Series D
    5.000%, 06/01/17......................................    425    483,612
                                                                  ----------
TOTAL NEVADA..............................................         3,102,277
                                                                  ----------
NEW HAMPSHIRE -- (1.3%)
City of Dover (GO)
    3.000%, 06/15/19......................................    600    631,320
City of Nashua (GO)
    5.000%, 03/15/17......................................    330    374,434
City of Portsmouth (GO)
    4.000%, 09/15/16......................................  1,395  1,527,818
                                                                  ----------
TOTAL NEW HAMPSHIRE.......................................         2,533,572
                                                                  ----------
NEW JERSEY -- (3.4%)
Essex County (GO) Series A
    5.000%, 08/01/20......................................  1,000  1,162,880

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
NEW JERSEY -- (Continued)
New Milford School District (GO) (SCH BD RES FD)
    4.000%, 08/15/16...................................... $  440 $  473,524
Princeton Regional School District (GO) (ST AID WITHHLDG)
    1.750%, 02/01/22......................................  1,095    979,182
South Orange & Maplewood School District (GO) (SCH BD RES
  FD)
    3.000%, 03/01/22......................................    350    349,471
Township of Livingston (GO)
    3.000%, 01/15/21......................................    350    356,797
Township of North Brunswick (GO)
    2.000%, 08/01/18......................................  1,075  1,085,212
Union County (GO) Series B
    3.000%, 03/01/22......................................  2,360  2,383,128
                                                                  ----------
TOTAL NEW JERSEY..........................................         6,790,194
                                                                  ----------
NEW MEXICO -- (1.1%)
Farmington Municipal School District No. 5 (GO) (ST AID
  WITHHLDG)
    4.000%, 09/01/20......................................    945  1,046,040
Las Cruces School District No. 2 (GO) Series A (ST AID
  WITHHLDG)
    4.000%, 08/01/19......................................  1,000  1,112,950
    4.000%, 08/01/20......................................    125    138,221
                                                                  ----------
TOTAL NEW MEXICO..........................................         2,297,211
                                                                  ----------
NEW YORK -- (3.3%)
Albany County (GO) Series B
    4.000%, 11/01/18......................................  2,470  2,764,078
City of New York (GO) Series B
    5.000%, 08/01/19......................................    600    702,594
    5.000%, 08/01/22......................................    600    699,072
City of New York (GO) Series C
    5.250%, 08/01/18......................................    430    504,971
City of New York (GO) Series F
    3.000%, 08/01/15......................................    150    157,443
Malverne Union Free School District (GO) (ST AID WITHHLDG)
    2.125%, 08/01/17......................................    605    620,058
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19......................................    525    616,723
New York State Urban Development Corp. (RB)
    5.000%, 12/15/18......................................    510    602,473
                                                                  ----------
TOTAL NEW YORK............................................         6,667,412
                                                                  ----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
NORTH CAROLINA -- (1.0%)
City of High Point (GO)
    5.000%, 03/01/18...................................... $  700 $  816,977
Lincoln County (GO) Series A
    2.000%, 06/01/17......................................    500    509,625
Onslow County (GO)
    5.000%, 04/01/17......................................    600    684,768
                                                                  ----------
TOTAL NORTH CAROLINA......................................         2,011,370
                                                                  ----------
NORTH DAKOTA -- (0.2%)
North Dakota State Board of Higher Education (RB) Series A
    2.000%, 04/01/16......................................    300    305,226
                                                                  ----------
OHIO -- (2.1%)
Oakwood City School District (GO)
    2.000%, 12/01/17......................................    280    285,244
Ohio State (GO) Series A
    5.000%, 09/01/19......................................    550    650,452
    3.000%, 02/01/22......................................    500    506,750
    5.000%, 09/15/22......................................    500    586,590
Ohio State (GO) Series B
    5.000%, 08/01/17......................................    400    459,536
Ohio State (GO) Series C
    5.000%, 09/15/21......................................  1,000  1,180,070
Ohio State Major New Street Infrastructure Project (RB)
  Series 2008-1
    5.500%, 06/15/15......................................    500    544,980
                                                                  ----------
TOTAL OHIO................................................         4,213,622
                                                                  ----------
OKLAHOMA -- (1.6%)
City of Tulsa (GO)
    5.000%, 12/01/17......................................    400    463,280
Cleveland County Independent School District No. 29 (GO)
    1.500%, 03/01/16......................................  1,250  1,273,512
Tulsa County Independent School District No. 1 (GO)
    2.000%, 09/01/15......................................  1,090  1,121,152
Tulsa County Independent School District No. 3 (GO)
    2.000%, 04/01/16......................................    425    438,715
                                                                  ----------
TOTAL OKLAHOMA............................................         3,296,659
                                                                  ----------
OREGON -- (1.0%)
City of Portland (GO)
    4.000%, 06/01/20......................................    935  1,031,698
Deschutes County (GO)
    3.000%, 12/01/15......................................    225    236,151

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
OREGON -- (Continued)
Deschutes County Administrative School District No. 1
  (GO) (NATL-RE FGIC)
    5.000%, 06/15/16...................................... $  200 $  222,928
Washington County School District No. 1 (GO) (NATL-RE
  FGIC)
    5.250%, 06/15/17......................................    400    459,796
                                                                  ----------
TOTAL OREGON..............................................         1,950,573
                                                                  ----------
PENNSYLVANIA -- (1.0%)
Marple Newtown School District (GO) (AGM ST AID WITHHLDG)
    4.000%, 06/01/16......................................    375    405,570
Monroe County (GO)
    4.000%, 12/15/18......................................    400    443,692
West View Municipal Authority (RB)
    4.000%, 11/15/20......................................  1,100  1,194,633
                                                                  ----------
TOTAL PENNSYLVANIA........................................         2,043,895
                                                                  ----------
RHODE ISLAND -- (0.8%)
Rhode Island State & Providence Plantations (GO) Series A
    5.000%, 08/01/22......................................  1,355  1,559,063
                                                                  ----------
SOUTH CAROLINA -- (3.5%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22......................................  3,485  4,080,133
Berkeley County School District (GO) Series B (SCSDE)
    5.000%, 03/01/22......................................  2,120  2,492,654
Clemson University (RB)
    3.000%, 05/01/21......................................    350    365,498
                                                                  ----------
TOTAL SOUTH CAROLINA......................................         6,938,285
                                                                  ----------
TENNESSEE -- (4.3%)
City of Johnson City (GO)
    2.000%, 06/01/18......................................  1,000  1,032,130
    3.000%, 06/01/19......................................    875    944,352
City of Pigeon Forge (GO)
    4.000%, 06/01/21......................................    670    746,018
Hamilton County (GO)
    3.000%, 03/01/22......................................  1,500  1,543,485
Putnam County (GO)
    4.000%, 04/01/23......................................    750    813,758
Williamson County (GO)
    4.000%, 03/01/18......................................  1,445  1,625,842
Williamson County (GO) Series A
    4.000%, 05/01/22......................................    300    338,637
Wilson County (GO) (NATL-RE)
    5.000%, 04/01/15......................................    450    483,264

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
TENNESSEE -- (Continued)
Wilson County (GO) Series B
    4.000%, 04/01/20........................................ $1,040 $1,169,688
                                                                    ----------
TOTAL TENNESSEE.............................................         8,697,174
                                                                    ----------
TEXAS -- (13.8%)
Austin Independent School District (GO) (PSF-GTD)
    5.000%, 08/01/20........................................    350    415,657
City of Copperas Cove (GO)
    4.000%, 08/15/15........................................    750    802,417
City of Denton (GO)
    4.000%, 02/15/22........................................  2,510  2,745,036
City of Fort Worth Water & Sewer System (RB)
    5.000%, 02/15/19........................................    400    468,208
City of Houston (GO) Series A
    5.000%, 03/01/21........................................  2,600  3,047,798
City of Richardson (GO)
    4.250%, 02/15/18........................................    400    450,780
City of San Antonio Electric & Gas (RB) Series D
    5.000%, 02/01/19........................................    400    469,584
City of Southlake (GO)
    3.000%, 02/15/23........................................  1,510  1,521,234
Galveston County (GO)
    5.000%, 02/01/22........................................  1,000  1,162,730
Grayson County (GO)
    5.000%, 01/01/21........................................  1,990  2,314,151
Harris County (GO) Series A
    4.000%, 10/01/18........................................    430    482,456
Harris County Metropolitan Transit Authority (RB) Series B
    4.000%, 11/01/18........................................    400    445,920
Hidalgo County Drain District No. 1 (GO)
    5.000%, 09/01/22........................................  2,610  3,042,138
Houston Community College System (GO)
    5.000%, 02/15/17........................................  1,000  1,133,840
La Porte Independent School District (GO)
    5.000%, 02/15/21........................................  1,700  1,976,046
Mansfield Independent School District (GO)
    5.000%, 02/15/20........................................  1,000  1,164,100
Mansfield Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/15/22........................................    500    590,410
Pflugerville Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/16........................................    350    393,215

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TEXAS -- (Continued)
Texas A&M University (RB) Series B
    5.000%, 05/15/21........................................ $4,000 $ 4,730,640
Texas Transportation Commission (RB)
    5.250%, 04/01/26........................................    300     358,047
                                                                    -----------
TOTAL TEXAS.................................................         27,714,407
                                                                    -----------
UTAH -- (0.2%)
Davis County (GO)
    4.000%, 02/01/18........................................    350     386,565
                                                                    -----------
VIRGINIA -- (1.9%)
City of Newport News (GO) Series A
    2.000%, 07/15/18........................................    515     526,237
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23........................................  2,500   2,778,675
Virginia State Public School Authority (RB) Series D (ST
  AID WITHHLDG)
    5.250%, 08/01/18........................................    500     590,065
                                                                    -----------
TOTAL VIRGINIA..............................................          3,894,977
                                                                    -----------
WASHINGTON -- (11.7%)
Benton County School District No. 400 Richland (GO)
    5.000%, 12/01/22........................................  3,000   3,519,300
City of Seattle Municipal Light & Power (RB) Series A
    5.000%, 06/01/22........................................    310     362,973
City of Seattle Municipal Light & Power (RB) Series B
    5.000%, 02/01/16........................................    425     469,455
Clark County School District No.119 Battleground (GO) (SCH
  BD GTY)
    4.000%, 12/01/22........................................  2,000   2,175,100
King County (GO)
    5.000%, 01/01/21........................................    425     498,925
King County School District No. 210 (GO) (SCH BD GTY)
    2.000%, 12/01/18........................................  1,200   1,231,812
King County School District No. 412 (GO) (SCH BD GTY)
    4.000%, 12/01/21........................................  1,000   1,098,630
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20........................................  2,880   3,390,566
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/19........................................  1,655   1,944,145

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
WASHINGTON -- (Continued)
Snohomish County School District No. 15 Edmonds (GO)
  (SCH BD GTY)
    5.000%, 12/01/20................................... $    1,225 $  1,442,168
Spokane County (GO)
    5.000%, 12/01/22...................................      1,025    1,193,305
Spokane County Wastewater System (RB) Series A
    5.000%, 12/01/15...................................        300      329,733
Thurston County School District No. 111 (GO) (SCH BD
  GTY)
    5.000%, 12/01/21...................................        425      501,921
Washington State (GO)
    5.000%, 07/01/17...................................        300      344,355
    5.000%, 07/01/23...................................      1,800    2,113,218
Washington State (GO) Series B-1
    5.000%, 08/01/21...................................      1,300    1,531,972
Washington State (GO) Series D
    5.000%, 02/01/19...................................        400      470,500
Washington State (GO) Series R-2012C
    4.000%, 07/01/21...................................        850      935,161
                                                                   ------------
TOTAL WASHINGTON.......................................              23,553,239
                                                                   ------------
WISCONSIN -- (2.2%)
Milwaukee County (GO) Series A
    5.000%, 10/01/16...................................        520      584,792
Milwaukee County Metropolitan Sewer District (GO)
  Series A
    5.500%, 10/01/15...................................        350      387,391
Sun Prairie Area School District (GO)
    4.000%, 03/01/20...................................        570      617,914
Swallow School District (GO)
    2.000%, 04/01/16...................................        390      399,157
Wisconsin State (GO) Series 2
    5.000%, 11/01/20...................................      2,100    2,485,266
                                                                   ------------
TOTAL WISCONSIN........................................               4,474,520
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................             193,132,556
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (3.9%)
   JPMorgan Tax Free Money Market Fund.................  7,826,804    7,826,804
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $206,783,486)^^...............................            $200,959,360
                                                                   ============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------
                                          LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ---------- ------------ ------- ------------
Municipal Bonds.........................         -- $193,132,556   --    $193,132,556
Temporary Cash Investments.............. $7,826,804           --   --       7,826,804
                                         ---------- ------------   --    ------------
TOTAL................................... $7,826,804 $193,132,556   --    $200,959,360
                                         ========== ============   ==    ============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
MUNICIPAL BONDS -- (95.0%)
CALIFORNIA -- (95.0%)
Anaheim Public Financing Authority (RB)
    4.500%, 08/01/13...................................... $    800 $   800,000
    4.000%, 08/01/14......................................      550     569,855
Anaheim Union High School District (GO) (AGM)
    5.000%, 08/01/13......................................      950     950,000
    5.000%, 08/01/14......................................      800     837,752
Atascadero Unified School District (GO) Series A (AGM)
    3.000%, 08/01/15......................................      315     327,691
Bay Area Toll Authority (RB)
    4.000%, 04/01/18......................................      865     971,412
Bay Area Toll Authority (RB) Series F
    3.900%, 04/01/14......................................      900     921,681
    5.000%, 04/01/14......................................    1,000   1,031,290
    5.000%, 04/01/15......................................      795     854,864
California Educational Facilities Authority (RB)
    5.000%, 10/01/16......................................      700     778,890
California Educational Facilities Authority (RB) Series P
    5.250%, 12/01/13......................................    1,125   1,143,506
California Educational Facilities Authority (RB) Series
  T-4
    5.000%, 03/15/14......................................    3,890   4,004,949
California Infrastructure & Economic Development Bank
  (RB) Series A (AMBAC)
    5.250%, 10/01/13......................................    4,900   4,939,641
California State (GO)
    3.000%, 09/01/13......................................    2,000   2,004,660
    4.200%, 11/01/13......................................    1,825   1,842,775
    5.000%, 03/01/14......................................    2,925   3,005,759
    5.000%, 03/01/14......................................    2,850   2,928,688
    5.000%, 03/01/14......................................      800     822,088
    5.000%, 04/01/14......................................    2,250   2,321,010
    5.000%, 04/01/14......................................      555     572,516
    5.000%, 05/01/14......................................    5,075   5,255,518
    4.500%, 06/01/14......................................      750     776,610
    5.000%, 06/01/14......................................    3,465   3,602,145
    5.000%, 08/01/14......................................    1,480   1,550,152
    4.000%, 09/01/14......................................      875     910,403
    4.000%, 10/01/14......................................    1,600   1,669,568
    3.000%, 11/01/14......................................      665     687,603
    5.000%, 11/01/14......................................    9,000   9,528,480
    6.000%, 02/01/15......................................      950   1,029,192
    3.000%, 03/01/15......................................      500     520,355
    5.000%, 03/01/15......................................      500     536,010
    5.000%, 03/01/15......................................    3,900   4,180,878

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
CALIFORNIA -- (Continued)
    4.000%, 04/01/15...................................... $    700 $   741,181
    5.000%, 04/01/15......................................    1,000   1,075,300
    5.000%, 09/01/15......................................    1,000   1,091,130
    5.000%, 10/01/15......................................    1,000   1,094,540
    5.000%, 10/01/15......................................      500     547,270
    3.000%, 11/01/15......................................      500     526,760
    5.000%, 12/01/15......................................      700     770,917
    5.000%, 02/01/16......................................    1,275   1,410,035
    5.000%, 03/01/16......................................    1,245   1,380,219
    3.000%, 09/01/16......................................    1,500   1,594,290
    5.000%, 09/01/16......................................    2,350   2,639,778
    4.000%, 10/01/16......................................    1,175   1,286,131
    5.000%, 10/01/16......................................      795     894,852
    5.000%, 10/01/16......................................    2,090   2,352,504
    5.000%, 11/01/16......................................    3,410   3,845,934
    4.000%, 09/01/17......................................      425     470,900
    5.000%, 09/01/17......................................    3,600   4,131,252
    5.000%, 11/01/17......................................      800     922,032
    5.500%, 04/01/18......................................    4,565   5,392,041
    5.000%, 09/01/18......................................      250     291,780
    5.500%, 04/01/19......................................      400     478,520
    5.000%, 09/01/21......................................      800     930,752
California State (GO) (AMBAC)
    5.000%, 02/01/14......................................      770     788,164
    6.000%, 04/01/16......................................    1,265   1,438,925
    6.000%, 02/01/17......................................    1,000   1,166,140
California State (GO) (NATL-RE FGIC)
    5.000%, 03/01/14......................................    1,565   1,608,210
California State (GO) (NATL-RE)
    4.000%, 09/01/14......................................    1,000   1,040,460
    4.125%, 06/01/15......................................      200     213,246
    5.000%, 06/01/15......................................      310     335,448
    4.000%, 09/01/15......................................      500     535,280
California State (GO) Series 2
    4.000%, 09/01/15......................................      750     802,920
California State Department of Transportation (RB) Series
  A (NATL-RE FGIC)
    5.000%, 02/01/14......................................   11,335  11,600,126
    5.000%, 02/01/15......................................    3,360   3,590,261
California State Department of Water Resources (RB)
    5.500%, 12/01/13......................................    1,075   1,093,522
California State Department of Water Resources (RB)
  (NATL-RE)
    5.000%, 12/01/14......................................    1,500   1,593,780
California State Department of Water Resources (RB)
  Series AE
    5.000%, 12/01/14......................................      575     610,949

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- ----------
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB)
  Series L
    5.000%, 05/01/14...................................... $ 1,200 $1,242,600
    4.000%, 05/01/15......................................   2,790  2,965,379
    5.000%, 05/01/15......................................   4,050  4,374,688
    5.000%, 05/01/16......................................     385    429,048
    5.000%, 05/01/17......................................   2,510  2,871,540
California State Department of Water Resources (RB)
  Series M
    5.000%, 05/01/14......................................     750    776,625
    4.000%, 05/01/15......................................   2,250  2,391,435
    4.000%, 05/01/16......................................   2,250  2,446,560
    5.000%, 05/01/18......................................     500    583,745
    4.000%, 05/01/19......................................     125    140,873
California State Economic Recovery (GO) Series A
    5.250%, 07/01/14......................................      95     99,338
    5.250%, 07/01/14......................................   2,445  2,556,419
California State Economic Recovery (GO) Series A (NATL-RE
  FGIC)
    5.250%, 07/01/14......................................   3,445  3,601,989
California State Public Works Board (RB)
 (c)5.500%, 06/01/23 (Pre-refunded @ $100, 6/1/14)........   1,550  1,617,456
California State Public Works Board of Regents University
  California (RB) Series A
    5.000%, 03/01/14......................................     860    883,598
California State Public Works Board of Regents University
  California (RB) Series B (NATL-RE FGIC)
    5.000%, 06/01/17......................................   1,275  1,455,973
California State University (RB) Series A
    5.000%, 11/01/15......................................   5,850  6,435,351
    5.000%, 11/01/16......................................     500    566,490
    5.000%, 11/01/19......................................   1,550  1,831,387
Chino Valley Unified School District (GO) Series A
    4.000%, 08/01/17......................................     500    553,750
City & County of San Francisco
    0.120%, 08/13/13......................................     800    800,008
City & County of San Francisco (GO)
    4.000%, 06/15/14......................................   2,245  2,318,748
    4.000%, 06/15/15......................................   2,000  2,132,200
    5.000%, 06/15/16......................................     515    577,150
    5.000%, 06/15/16......................................     705    790,079
City & County of San Francisco (GO) Series 2008-R1
    5.000%, 06/15/14......................................     500    520,725

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- ----------
CALIFORNIA -- (Continued)
City & County of San Francisco (GO) Series A
    5.000%, 06/15/14...................................... $ 6,950 $7,238,077
    5.000%, 06/15/15......................................     750    813,465
    5.000%, 06/15/15......................................   2,490  2,700,704
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/21......................................     250    296,505
City & County of San Francisco Public Utilities
  Commission (RB) Series C
    5.000%, 11/01/13......................................     525    531,027
City & County of San Francisco Road Repaving & Street
  Safety Services (GO)
    4.000%, 06/15/14......................................   1,100  1,136,135
City of Bakersfield School District (GO) Series A (AGM)
    4.000%, 11/01/14......................................     400    414,332
City of Folsom (GO)
    4.000%, 08/01/14......................................   1,285  1,325,426
City of Los Angeles (GO) Series A
    2.500%, 09/01/13......................................   2,670  2,675,046
    3.000%, 09/01/15......................................   3,000  3,155,040
    3.250%, 09/01/16......................................     500    537,100
City of Los Angeles (GO) Series A (NATL-RE FGIC)
    5.250%, 09/01/13......................................   1,000  1,004,130
City of Los Angeles (GO) Series A (NATL-RE)
    5.250%, 09/01/14......................................   1,000  1,053,620
City of Los Angeles (RB) Series A
    4.000%, 06/01/14......................................     520    533,692
    4.000%, 06/01/15......................................   2,000  2,106,560
City of Oakland (GO)
    5.000%, 01/15/15......................................     500    533,545
City of San Francisco Public Utilities Commission
  Wastewater Revenue (RB) Series A
    3.000%, 10/01/15......................................     275    289,781
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
    5.000%, 11/01/15......................................   1,150  1,261,274
City of San Francisco Public Utilities Commission Water
  Revenue (RB) (ETM)
    5.000%, 11/01/15......................................     425    467,623
City of San Jose (GO)
    5.000%, 09/01/14......................................     500    525,025
City of Saratoga (GO)
    3.000%, 08/01/16......................................     450    480,146
City of Vernon (RB) Series A
    5.250%, 08/01/14......................................   1,300  1,346,371

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
CALIFORNIA -- (Continued)
Coast Community College District (GO) (NATL-RE)
    5.250%, 08/01/14...................................... $  1,000 $ 1,049,860
Colton Joint Unified School District (GO)
    5.000%, 08/01/16......................................    1,000   1,111,550
Conejo Valley Unified School District (GO)
    4.000%, 08/01/18......................................      700     777,049
Contra Costa Community College District (GO) (NATL-RE
  FGIC)
    5.000%, 08/01/13......................................    1,905   1,905,000
    5.000%, 08/01/14......................................    1,985   2,079,089
Contra Costa County Public Financing Authority (RB)
  Series B (NATL-RE)
    5.000%, 06/01/15......................................    1,700   1,816,382
Contra Costa Water District (RB) Series B
    4.000%, 10/01/14......................................   10,000  10,431,200
Contra Costa Water District (RB) Series Q
    5.000%, 10/01/18......................................      705     827,733
Cupertino Union School District (GO) Series B
    4.000%, 08/01/15......................................    1,260   1,348,200
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
    3.000%, 08/15/16......................................      955     999,847
Desert Sands Unified School District (GO) (AGM)
 (c)5.000%, 06/01/21 (Pre-refunded @ $100, 6/1/14)........    3,275   3,404,068
 (c)5.000%, 06/01/29 (Pre-refunded @ $100, 6/1/14)........      600     623,646
East Bay Regional Park District (GO)
    4.000%, 09/01/13......................................    1,375   1,379,249
El Camino Community College District (GO) Series A
  (NATL-RE)
 (c)5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/13)........    2,915   2,915,000
 (c)5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/13)........    3,060   3,060,000
 (c)5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/13)........    1,600   1,600,000
Escondido Union School District (GO) Series B (NATL-RE
  FGIC)
    5.500%, 08/01/14......................................      550     577,093
Fairfield-Suisun Sewer District (RB) (ASSURED GTY)
    4.000%, 05/01/16......................................    1,000   1,072,680

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
CALIFORNIA -- (Continued)
Fairfield-Suisun Unified School District Financing Corp.
  (GO)
    2.500%, 08/01/16...................................... $    750 $   779,213
Folsom Cordova Unified School District School Facilities
  Improvement District No. 4 (GO) Series A (NATL-RE)
    5.000%, 10/01/16......................................      550     603,565
Fontana Unified School District (GO)
    5.000%, 08/01/18......................................    3,140   3,627,108
    4.000%, 08/01/20......................................    3,620   3,954,054
Foothill-De Anza Community College District (GO) Series B
 (c)5.250%, 08/01/19 (Pre-refunded @ $100, 8/1/13)........    2,000   2,000,000
 (c)5.250%, 08/01/21 (Pre-refunded @ $100, 8/1/13)........    3,675   3,675,000
Fremont Unified School District/Alameda County (GO)
    5.000%, 08/01/18......................................      750     880,058
Fremont Union High School District (GO)
    5.000%, 09/01/15......................................      925   1,011,303
Fresno Unified School District (GO) Series A
    2.000%, 08/01/14......................................      720     732,506
    4.000%, 08/01/16......................................    1,695   1,831,329
Fresno Unified School District (GO) Series A (AGM)
    4.000%, 08/01/17......................................    1,820   1,990,352
Gilroy Public Facilities Financing Authority (RB)
    4.000%, 11/01/14......................................      400     416,960
Glendale Unified School District (GO)
    4.000%, 09/01/15......................................    1,160   1,230,690
Golden West Schools Financing Authority (RB) (NATL-RE
  FGIC)
    5.000%, 08/01/13......................................      525     525,000
Grossmont Union High School District (GO) (NATL-RE)
    4.000%, 08/01/13......................................      500     500,000
    5.000%, 08/01/15......................................    1,160   1,263,658
Hacienda La Puente Unified School District (GO) Series B
  (AGM)
 (c)5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/13)........    4,340   4,340,000
Hemet Unified School District (GO) Series A (AGM)
    5.750%, 08/01/14......................................      500     524,995
    5.625%, 08/01/15......................................      355     387,252

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                    FACE
                                                   AMOUNT
                                                   (000)      VALUE+
                                                  -------- ------------
CALIFORNIA -- (Continued)
Huntington Beach Public Financing Authority (RB)
    3.000%, 09/01/16............................. $    950 $  1,000,835
Kern High School District (GO) Series C (NATL-RE
  FGIC)
    5.500%, 08/01/14.............................      650      682,754
Long Beach Unified School District (GO) Series A
    5.000%, 08/01/13.............................    2,500    2,500,000
    4.000%, 08/01/14.............................    2,335    2,422,142
    5.000%, 08/01/14.............................    1,000    1,047,190
Los Angeles Community College District (GO)
  Series A (AGM)
    5.250%, 08/01/13.............................      825      825,000
    5.250%, 08/01/14.............................    4,000    4,199,440
Los Angeles Community College District (GO)
  Series F-1
    3.250%, 08/01/14.............................    2,300    2,369,276
    3.000%, 08/01/15.............................      500      524,910
Los Angeles County Metropolitan Transportation
  Authority (RB)
    5.000%, 07/01/19.............................    4,000    4,758,440
Los Angeles County Metropolitan Transportation
  Authority (RB) (AMBAC)
    5.000%, 07/01/14.............................      500      521,655
Los Angeles County Metropolitan Transportation
  Authority (RB) Series A
    4.000%, 07/01/15.............................   11,825   12,613,609
Los Angeles County Sanitation Districts
  Financing Authority (RB) Series A
    1.000%, 10/01/13.............................    9,245    9,258,405
Los Angeles Department of Water & Power (RB)
  Series A
    5.000%, 07/01/14.............................    4,715    4,917,462
    5.000%, 07/01/16.............................    1,100    1,235,465
Los Angeles Municipal Improvement Corp. (RB)
  Series A
    4.000%, 11/01/14.............................    2,770    2,886,395
    4.000%, 11/01/16.............................    1,795    1,935,728
    5.000%, 03/01/17.............................    4,300    4,781,815
Los Angeles Municipal Improvement Corp. (RB)
  Series A (NATL-RE FGIC)
    4.000%, 01/01/16.............................      400      424,512
Los Angeles Municipal Improvement Corp. (RB)
  Series C
    3.000%, 09/01/13.............................      730      731,445
    3.000%, 03/01/16.............................      750      780,210
Los Angeles Municipal Improvement Corp. (RB)
  Series E
    5.000%, 09/01/14.............................      690      723,465

                                                    FACE
                                                   AMOUNT
                                                   (000)      VALUE+
                                                  -------- ------------
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO)
  (NATL-RE)
    5.750%, 07/01/14............................. $  2,230 $  2,341,701
    5.750%, 07/01/15.............................    1,170    1,287,281
Los Angeles Unified School District (GO) Series A
    4.000%, 07/01/17.............................    5,500    6,110,280
Los Angeles Unified School District (GO) Series
  A-1 (FGIC)
    5.500%, 07/01/18.............................    2,395    2,860,181
Los Angeles Unified School District (GO) Series
  A-2
    5.000%, 07/01/21.............................    1,800    2,128,032
Los Angeles Unified School District (GO) Series
  E (AMBAC)
    5.000%, 07/01/15.............................      875      950,276
Los Angeles Unified School District (GO) Series
  G (AMBAC)
    5.000%, 07/01/16.............................      930    1,042,521
Los Angeles Unified School District (GO) Series
  KRY
    5.000%, 07/01/15.............................    1,250    1,357,537
Los Angeles Wastewater System (RB) Series A
    5.000%, 06/01/14.............................    3,300    3,430,053
Los Gatos Union School District (GO)
    4.000%, 08/01/13.............................    1,050    1,050,000
Madera County Transportation Authority (RB) (AGM)
    3.000%, 03/01/15.............................    1,020    1,049,152
Manteca Unified School District (GO) (AGM)
 (c)5.250%, 08/01/22 (Pre-refunded @ $100,
  8/1/14)........................................      500      524,930
Metropolitan Water District of Southern
  California (RB) Series B-3
    5.000%, 10/01/14.............................      650      685,757
Metropolitan Water District of Southern
  California (RB) Series C
    4.000%, 10/01/15.............................      900      968,661
Morgan Hill Unified School District (GO) (AMBAC)
    5.000%, 08/01/13.............................    1,240    1,240,000
Mount San Antonio Community College District
  (GO) Series C (AGM)
    4.000%, 09/01/14.............................      750      780,180
New Haven Unified School District (GO) (AGM)
    12.000%, 08/01/16............................    2,480    3,254,578
Northern California Power Agency (RB) Series A
    5.000%, 07/01/17.............................    1,000    1,135,120

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
CALIFORNIA -- (Continued)
Oak Park Unified School District (GO) Series A
    4.000%, 08/01/14...................................... $  600 $  617,970
Oakland-Alameda County Coliseum Authority (RB) Series A
    3.000%, 02/01/14......................................    925    937,377
Orange County (RB) Series A (NATL-RE)
    5.000%, 06/01/15......................................  2,000  2,156,940
Orange County Public Financing Authority (RB) (NATL-RE)
    5.000%, 07/01/16......................................  3,000  3,317,280
Oxnard School District (GO) Series B (ASSURED GTY)
    4.000%, 08/01/14......................................    500    516,030
Oxnard Union High School District (GO)
    4.000%, 08/01/14......................................    475    492,632
Palm Springs Financing Authority (RB) Series A
    3.000%, 11/01/15......................................    625    648,644
Palomar Pomerado Health (GO) Series A (AMBAC)
    5.000%, 08/01/15......................................    500    535,390
Peralta Community College District (GO)
    5.000%, 08/01/17......................................  1,000  1,143,790
    5.000%, 08/01/19......................................  2,220  2,594,137
Peralta Community College District (GO) Series C
    4.000%, 08/01/14......................................    500    518,505
    5.000%, 08/01/15......................................  1,045  1,137,953
Piedmont Unified School District (GO)
    2.000%, 08/01/13......................................    725    725,000
    2.000%, 08/01/14......................................    340    345,974
Pleasanton Unified School District (GO) (AGM)
    5.250%, 08/01/16......................................    500    556,625
Poway Unified School District (GO)
    3.250%, 08/01/18......................................  1,350  1,463,832
Rancho Santiago Community College District (GO)
    3.000%, 09/01/15......................................  1,195  1,252,957
Rancho Santiago Community College District (GO) (AGM)
    5.250%, 09/01/16......................................    300    339,552
Riverside County Transportation Commission (RB) Series A
    5.000%, 06/01/18......................................    500    582,120
Riverside Unified School District (GO)
    4.000%, 02/01/14......................................    920    937,121

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
CALIFORNIA -- (Continued)
Sacramento Area Flood Control Agency (SA) Series A
  (NATL-RE FGIC)
    5.000%, 10/01/15...................................... $  765 $  834,898
Sacramento County Sanitation District (GO) (AMBAC)
 (c)5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/14).......  4,040  4,292,015
Sacramento County Sanitation District (RB) (NATL-RE)
    5.000%, 08/01/14......................................    750    785,393
Sacramento Municipal Utility District (RB) Series U (AGM)
    5.000%, 08/15/14......................................  1,000  1,048,410
    5.000%, 08/15/17......................................    620    711,841
San Diego County Regional Transportation Commission (RB)
  Series A
    4.000%, 04/01/18......................................    425    475,239
San Diego Public Facilities Financing Authority (RB)
  Series A
    4.500%, 05/15/14......................................  2,560  2,645,094
San Diego Public Facilities Financing Authority (RB)
  Series B
    5.000%, 05/15/14......................................  1,000  1,037,120
    5.000%, 05/15/16......................................  1,250  1,388,437
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
    5.000%, 08/01/16......................................  6,200  6,957,764
San Diego Unified School District (GO)
    2.000%, 07/01/15......................................  5,100  5,251,776
San Diego Unified School District (GO) Series B
    1.000%, 07/01/15......................................  5,000  5,054,000
San Diego Unified School District (GO) Series F (AGM)
 (c)5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/14)........  1,555  1,622,487
San Francisco Community College District (GO) Series A
    5.000%, 06/15/16......................................  2,040  2,279,394
San Francisco Community College District (GO) Series A
  (AGM)
    5.000%, 06/15/15......................................  2,265  2,445,203
San Francisco Community College District (GO) Series B
    5.000%, 06/15/14......................................  1,515  1,576,191
San Francisco Community College District (GO) Series C
    3.000%, 06/15/14......................................    930    950,600
    4.000%, 06/15/16......................................    845    920,323

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                     FACE
                                                    AMOUNT
                                                    (000)        VALUE+
                                                  ----------- ------------
CALIFORNIA -- (Continued)
San Francisco Community College District (GO)
  Series C (AGM)
    5.000%, 06/15/14............................. $     1,015 $  1,054,910
San Jose Evergreen Community College District
  (GO) Series A
    3.000%, 08/01/13.............................       1,750    1,750,000
San Jose Unified School District (GO) (NATL-RE
  FGIC)
    5.000%, 08/01/14.............................         810      848,224
San Juan Unified School District (GO) (AGM)
    4.000%, 08/01/14.............................         625      648,325
    4.000%, 08/01/15.............................         600      641,754
San Juan Unified School District (GO) Series B
    3.000%, 08/01/16.............................         700      744,107
San Marino Unified School District (GO) Series A
    5.250%, 07/01/14.............................         500      521,240
San Mateo County Community College District (GO)
  Series A
    4.500%, 09/01/13.............................       2,000    2,006,980
Santa Clara Unified School District (GO)
    4.000%, 07/01/15.............................         500      533,440
Santa Margarita-Dana Point Authority (RB) Series
  B (GO OF DIST)
    4.000%, 08/01/17.............................       1,000    1,105,440
Solano County Community College District (GO)
  (NATL-RE)
    5.000%, 08/01/15.............................       1,115    1,211,158
Southern California Public Power Authority (RB)
    4.000%, 07/01/15.............................         675      719,746
    5.000%, 07/01/18.............................       1,135    1,330,402
Southwestern Community College District (GO)
  Series A
    5.500%, 08/01/17.............................         275      318,593
Torrance Unified School District (GO)
    4.000%, 08/01/13.............................         830      830,000
Union Elementary School District (GO) Series A
    3.000%, 09/01/18.............................       1,130    1,223,417
University of California (RB) Series E (NATL-RE)
    5.000%, 05/15/14.............................       3,180    3,299,059
University of California (RB) Series O
    5.000%, 05/15/14.............................       3,275    3,397,616
Vista Unified School District (GO) (AGM)
    4.000%, 08/01/15.............................       1,000    1,069,590

                                                     FACE
                                                    AMOUNT
                                                    (000)        VALUE+
                                                  ----------- ------------
CALIFORNIA -- (Continued)
Washington Township Health Care District (GO)
  Series A
    6.500%, 08/01/14............................. $       750 $    792,638
Washington Unified School District-Yolo County
  (GO)
    4.000%, 08/01/20.............................       1,000    1,090,940
West Contra Costa Unified School District (GO)
  (AGM)
    5.000%, 08/01/17.............................         650      738,309
                                                              ------------
TOTAL MUNICIPAL BONDS............................              445,108,252
                                                              ------------

                                                    SHARES
                                                  -----------
TEMPORARY CASH INVESTMENTS -- (5.0%)
    JPMorgan Tax Free Money Market Fund..........  23,339,622   23,339,622
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $466,232,172)^^............................             $468,447,874
                                                              ============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ----------------------------------------------
                              LEVEL 1     LEVEL 2    LEVEL 3     TOTAL
                            ----------- ------------ ------- -------------
Municipal Bonds............          -- $445,108,252   --    $ 445,108,252
Temporary Cash Investments. $23,339,622           --   --       23,339,622
                            ----------- ------------   --    -------------
TOTAL...................... $23,339,622 $445,108,252   --    $ 468,447,874
                            =========== ============   ==    =============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
MUNICIPAL BONDS -- (99.5%)
CALIFORNIA -- (99.5%)
Albany Unified School District (GO)
   4.000%, 08/01/21....................................... $  240 $  258,528
Alhambra Unified School District (GO) Series A (ASSURED
  GTY)
   5.250%, 08/01/18.......................................    375    435,495
Alum Rock Union Elementary School District (GO) Series A
   5.000%, 09/01/21.......................................    730    832,842
Amador County Unified School District (GO)
   4.000%, 08/01/19.......................................    385    409,436
Anaheim Public Financing Authority (RB)
   5.000%, 08/01/17.......................................    500    569,175
Antelope Valley Union High School District (GO)
   4.000%, 08/01/21.......................................    500    542,310
   5.000%, 08/01/22.......................................    350    401,527
Azusa Unified School District (GO)
   5.000%, 07/01/21.......................................    425    484,415
Baldwin Park Unified School District (GO) (AGM)
   5.000%, 08/01/17.......................................    100    113,046
Bay Area Toll Authority (RB) Series F
   5.000%, 04/01/15.......................................    150    161,295
Berryessa Union School District (GO) (AMBAC)
   5.375%, 08/01/18.......................................    200    225,910
Beverly Hills Unified School District (GO)
   4.000%, 08/01/16.......................................    520    569,208
Buena Park School District (GO) (AGM)
   2.500%, 08/01/21.......................................     75     70,601
California Educational Facilities Authority (RB)
   5.000%, 10/01/16.......................................    500    556,350
California State (GO)
   4.500%, 03/01/15.......................................    200    212,838
   5.000%, 03/01/15.......................................    150    160,803
   5.000%, 03/01/15.......................................    125    134,003
   5.000%, 09/01/15.......................................    100    109,113
   5.000%, 11/01/15.......................................    100    109,793
   2.000%, 02/01/16.......................................    300    309,606
   5.000%, 02/01/16.......................................    225    248,830
   5.000%, 08/01/16.......................................    475    532,456
   3.000%, 09/01/16.......................................    850    903,431
   5.000%, 10/01/16.......................................    300    337,680
   5.000%, 11/01/16.......................................    150    169,176
   4.250%, 08/01/17.......................................    100    111,638
   4.000%, 09/01/17.......................................  1,910  2,116,280

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
CALIFORNIA -- (Continued)
   5.500%, 04/01/18....................................... $1,820 $2,149,729
   5.000%, 09/01/18.......................................  1,325  1,546,434
   5.000%, 10/01/18.......................................    250    292,168
   5.500%, 04/01/19.......................................  1,075  1,286,022
   3.125%, 10/01/19.......................................    100    106,963
   5.000%, 10/01/19.......................................    250    294,498
   4.000%, 11/01/19.......................................    135    151,349
   5.000%, 09/01/20.......................................    700    822,199
   5.000%, 10/01/20.......................................    375    440,899
   5.000%, 02/01/21.......................................    700    812,105
   5.000%, 04/01/21.......................................    475    551,513
   5.000%, 09/01/21.......................................    365    424,656
   5.000%, 04/01/22.......................................    500    576,125
   4.000%, 09/01/22.......................................    525    564,690
   5.250%, 09/01/22.......................................    750    880,537
   5.250%, 10/01/22.......................................    810    951,385
California State Department of Water Resources (RB)
  Series L
   5.000%, 05/01/17.......................................    450    514,818
   5.000%, 05/01/20.......................................  1,000  1,182,000
California State Department of Water Resources (RB)
  Series M
   5.000%, 05/01/16.......................................    900  1,002,969
   4.000%, 05/01/19.......................................    455    512,776
California State Economic Recovery (GO) Series A
   5.000%, 07/01/16.......................................    280    314,913
   5.000%, 07/01/17.......................................    250    288,415
   4.400%, 07/01/18.......................................    410    471,471
California State University (RB) Series A
   5.000%, 11/01/15.......................................    400    440,024
   5.000%, 11/01/16.......................................    530    600,479
   2.500%, 11/01/18.......................................  1,500  1,572,195
   5.000%, 11/01/19.......................................    450    531,693
California State University (RB) Series C (AGM)
   5.000%, 11/01/22.......................................    100    116,732
Campbell Union High School District (GO)
   4.000%, 08/01/17.......................................    200    220,760
Capistrano Unified School District School Facilities
  Improvement District No. 1 (GO)
   4.000%, 08/01/22.......................................    410    434,789
Chaffey Community College District (GO) Series E
   4.000%, 06/01/22.......................................    335    363,220
Chico Unified School District (GO) Series B (AGM)
   4.000%, 08/01/15.......................................    100    106,179

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
CALIFORNIA -- (Continued)
Chino Valley Unified School District (GO) Series A
   4.000%, 08/01/21....................................... $  200 $  216,626
Chula Vista Elementary School District (GO)
   5.000%, 08/01/22.......................................  1,835  2,126,967
City & County of San Francisco (GO)
   4.000%, 06/15/20.......................................    800    897,720
City & County of San Francisco (GO) Series R1
   5.000%, 06/15/21.......................................    470    557,429
City of El Monte School District (GO) Series A (ASSURED
  GTY)
   5.000%, 08/01/15.......................................    175    189,112
City of Long Beach (RB) Series B
   5.000%, 05/15/19.......................................    250    292,958
City of Los Angeles (GO) Series A
   4.000%, 09/01/18.......................................    780    877,328
City of Los Angeles (GO) Series B
   5.000%, 09/01/19.......................................    600    710,346
City of Los Angeles (RB) Series A
   4.000%, 06/01/15.......................................    275    289,652
City of Riverside Water Revenue (RB) Series A
   5.000%, 10/01/18.......................................    300    351,087
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series A
   5.000%, 11/01/15.......................................     40     43,870
   5.000%, 11/01/15.......................................    135    148,539
Colton Joint Unified School District (GO)
   5.000%, 08/01/21.......................................    900  1,027,017
Colton Joint Unified School District (GO) Series C
  (NATL-RE FGIC)
   5.000%, 02/01/15.......................................    140    149,377
Conejo Valley Unified School District (GO)
   2.000%, 08/01/18.......................................  2,350  2,379,069
   4.000%, 08/01/18.......................................    115    127,658
Contra Costa County Public Financing Authority (RB)
  Series B (NATL-RE)
   5.000%, 06/01/15.......................................    200    213,692
Contra Costa County Walnut Creek Elementary School
  District (GO)
   1.500%, 09/01/17.......................................    500    505,545
Cupertino Union School District (GO) Series A
   4.000%, 08/01/17.......................................    275    307,296

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
CALIFORNIA -- (Continued)
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
   3.000%, 08/15/22....................................... $1,000 $  956,630
Davis Joint Unified School District Community Facilities
  District No. 2 (ST) (AGM)
   3.000%, 08/15/19.......................................    500    517,595
East Side Union High School District (GO)
   4.000%, 08/01/21.......................................    600    653,460
East Side Union High School District (GO) Series D
   3.000%, 08/01/19.......................................    825    875,176
El Dorado Irrigation District & El Dorado Water Agency
  (CP) Series A (ASSURED GTY)
   4.000%, 08/01/16.......................................    530    566,819
Enterprise Elementary School District (GO)
   4.000%, 09/01/19.......................................    500    544,945
Escondido Union School District (GO) Series B (NATL-RE
  FGIC)
   5.000%, 08/01/15.......................................    450    484,060
   5.000%, 08/01/16.......................................    400    442,008
Fairfield-Suisun Unified School District Financing Corp.
  (GO)
   4.000%, 08/01/22.......................................  2,000  2,164,740
Fallbrook Union Elementary School District (GO) Series A
   5.000%, 08/01/20.......................................    200    230,632
Folsom Cordova Unified School District School Facilities
  Improvement District No. 4 (GO) Series A (NATL- RE)
   5.000%, 10/01/16.......................................    500    548,695
Fontana Unified School District (GO)
   5.000%, 08/01/19.......................................    600    694,878
   4.000%, 08/01/21.......................................  1,585  1,696,853
   4.000%, 08/01/22.......................................    875    916,746
Franklin-Mckinley School District (GO) (ASSURED GTY)
   5.000%, 08/01/17.......................................    275    311,674
Fullerton Joint Union High School District (GO)
   4.000%, 08/01/16.......................................    135    146,106
Grossmont Union High School District (GO) Series A
   5.000%, 08/01/18.......................................    200    233,840
Huntington Beach Public Financing Authority (RB)
   4.000%, 09/01/18.......................................    200    219,808

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)   VALUE+
                                                           ------ --------
CALIFORNIA -- (Continued)
Jurupa Unified School District (GO) (AGM)
   4.000%, 08/01/18.......................................  $235  $257,678
   5.000%, 08/01/20.......................................   725   818,242
Liberty Union High School District (GO)
   4.000%, 08/01/21.......................................   500   536,020
Lompoc Unified School District (GO) (ASSURED GTY)
   5.250%, 08/01/20.......................................   540   625,676
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A
   4.500%, 08/15/18.......................................   300   334,638
Los Angeles County Metropolitan Transportation Authority
  (RB)
   5.000%, 07/01/17.......................................   525   605,236
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
   5.000%, 07/01/17.......................................   300   341,271
   5.000%, 07/01/18.......................................   665   768,195
Los Angeles Municipal Improvement Corp. (RB) Series A
   5.000%, 09/01/16.......................................   200   220,876
Los Angeles Municipal Improvement Corp. (RB) Series A
  (ASSURED GTY)
   4.000%, 04/01/15.......................................   105   110,640
Los Angeles Municipal Improvement Corp. (RB) Series C
   3.000%, 03/01/16.......................................   250   260,070
Los Angeles Unified School District (GO) (NATL-RE)
   5.750%, 07/01/15.......................................   125   137,530
Los Angeles Unified School District (GO) Series A
   3.000%, 07/01/19.......................................   475   510,107
   5.000%, 07/01/20.......................................   150   178,143
   2.000%, 07/01/22.......................................   630   593,372
Los Angeles Unified School District (GO) Series D
   4.000%, 07/01/17.......................................   200   222,192
Los Angeles Unified School District (GO) Series F (FGIC)
   5.000%, 07/01/15.......................................   150   162,905
   5.000%, 07/01/16.......................................   215   241,013
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/15.......................................   250   271,508
   5.000%, 07/01/18.......................................   750   879,120
Lynwood Unified School District (GO) (AGM)
   5.000%, 08/01/21.......................................   450   503,001
   5.000%, 08/01/22.......................................   485   535,964

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
CALIFORNIA -- (Continued)
Manhattan Beach Unified School District (GO) Series C
   3.500%, 09/01/21....................................... $1,185 $1,270,225
Manhattan Beach Unified School District (GO) Series E
   3.000%, 09/01/22.......................................    560    570,713
Mendocino-Lake Community College District (GO) Series A
  (NATL-RE)
   5.000%, 08/01/17.......................................    100    110,274
Menifee Union School District (GO)
   3.000%, 08/01/23.......................................    670    644,520
Merced Union High School District (GO) Series A (ASSURED
  GTY)
   4.000%, 08/01/18.......................................    250    277,013
Montebello Unified School District (GO)
   5.000%, 08/01/20.......................................    415    483,172
Morongo Unified School District (GO)
   3.000%, 08/01/22.......................................    480    471,446
Mount Diablo Unified School District (GO)
   4.000%, 08/01/16.......................................    165    179,032
   3.250%, 08/01/19.......................................    500    535,110
New Haven Unified School District (GO) (ASSURED GTY)
   5.000%, 08/01/19.......................................    150    174,819
Oakland Joint Powers Financing Authority (RB) Series B
  (ASSURED GTY)
   4.500%, 08/01/18.......................................    500    558,565
Oceanside Unified School District (GO)
   4.000%, 08/01/17.......................................    300    329,424
Oceanside Unified School District (GO) Series A (ASSURED
  GTY)
   3.000%, 08/01/16.......................................    350    369,393
Orange County Sanitation District (CP) Series B (AGM)
   5.000%, 02/01/15.......................................    300    320,187
Oxnard Financing Authority (RB) Series A
   4.000%, 06/01/16.......................................    250    268,138
Oxnard Union High School District (GO)
   4.000%, 08/01/21.......................................    320    341,642
   4.000%, 08/01/22.......................................    500    529,425
Oxnard Union High School District (GO) Series A (AGM)
   4.000%, 08/01/15.......................................    245    258,343
Peralta Community College District (GO)
   5.000%, 08/01/17.......................................    100    114,379

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
CALIFORNIA -- (Continued)
Peralta Community College District (GO) (AGM)
   5.000%, 08/01/15....................................... $  200 $  217,790
Placentia-Yorba Linda Unified School District (GO) Series
  A
   5.000%, 08/01/18.......................................    275    319,517
Plumas Unified School District (GO) (AGM)
   5.250%, 08/01/21.......................................    800    904,568
Pomona Unified School District (GO) Series C
   4.000%, 08/01/16.......................................    250    268,885
Porterville Unified School District Facilities
  Improvement District (GO) Series B (AGM)
   5.000%, 08/01/18.......................................    450    504,702
   5.000%, 08/01/19.......................................    325    365,124
Poway Unified School District (GO)
   5.000%, 08/01/19.......................................    200    234,692
Rancho Santiago Community College District (GO) (AGM)
   5.250%, 09/01/20.......................................    500    593,965
Roseville City School District (GO)
   5.000%, 08/01/17.......................................    400    455,676
Sacramento Municipal Utility District (RB) Series U (AGM)
   5.000%, 08/15/17.......................................    125    143,516
Sacramento Unified School District (GO)
   5.000%, 07/01/18.......................................    300    341,397
San Bernardino County Flood Control District (RB) (AMBAC)
   5.500%, 08/01/15.......................................    100    108,364
San Diego County Regional Transportation Commission (RB)
  Series A
   5.000%, 04/01/18.......................................  1,365  1,587,713
San Diego County Water Authority (RB) Series A
   4.000%, 05/01/17.......................................    450    497,668
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
   5.000%, 05/15/15.......................................    250    270,118
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
   5.000%, 08/01/16.......................................    400    448,888
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series B
   3.750%, 08/01/15.......................................    250    266,163
San Diego Unified School District (GO) Series C-2 (AGM)
   5.500%, 07/01/21.......................................    600    731,748

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
CALIFORNIA -- (Continued)
San Francisco Unified School District (GO)
   5.000%, 06/15/16....................................... $  345 $  384,758
San Juan Unified School District (GO)
   5.000%, 08/01/22.......................................    800    937,624
San Juan Unified School District (GO) Series B
   3.000%, 08/01/16.......................................    260    276,383
Santa Ana Unified School District (GO) Series A
   5.000%, 08/01/18.......................................    275    315,395
Santa Clara Unified School District (GO)
   5.000%, 07/01/20.......................................  1,000  1,182,670
Santa Cruz City High School District (GO)
   4.000%, 08/01/22.......................................    715    778,020
Santa Monica Public Financing Authority (RB) Series B
   4.000%, 12/01/19.......................................    175    196,348
Saugus Union School District (GO) (NATL-RE FGIC)
   5.250%, 08/01/17.......................................    500    572,335
Saugus/Hart School Facilities Financing Authority (RB)
  Series B
   5.000%, 09/01/15.......................................    300    318,174
Sequoia Union High School District (GO) Series A
   4.000%, 07/01/16.......................................    360    390,956
Southern California Public Power Authority (RB)
   4.000%, 07/01/15.......................................    525    559,802
   5.000%, 07/01/18.......................................    250    293,040
   4.000%, 07/01/19.......................................    400    450,520
Stockton Unified School District (GO) (AGM)
   5.000%, 07/01/20.......................................    150    168,681
Temecula Valley Unified School District (GO) (AGM)
   5.000%, 08/01/15.......................................    100    107,796
Upland Unified School District (GO)
   1.000%, 08/01/16.......................................    900    898,155
Val Verde Unified School District (GO) Series B (AGM)
   3.000%, 08/01/17.......................................    200    208,570
Vista Unified School District (GO)
   5.000%, 08/01/22.......................................    250    285,750
West Contra Costa Unified School District (GO) (AGM)
   5.000%, 08/01/17.......................................    195    221,493
West Contra Costa Unified School District (GO) (ASSURED
  GTY)
   5.000%, 08/01/17.......................................    175    198,776

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO) Series B
   6.000%, 08/01/20....................................... $  1,065 $ 1,295,796
Western Riverside County Regional Wastewater Authority
  (RB) (ASSURED GTY)
   5.000%, 09/01/19.......................................      250     282,898
Wiseburn School District (GO) Series A (NATL-RE)
   5.000%, 08/01/15.......................................      400     431,428
Wright Elementary School District (GO) Series A
   3.000%, 08/01/20.......................................      165     167,922
Yosemite Union High School District (GO) (AGM)
   4.000%, 08/01/19.......................................      395     425,486
Yuba Community College District (GO) Series C
   5.000%, 08/01/17.......................................      240     274,109
                                                                    -----------
TOTAL MUNICIPAL BONDS.....................................           92,029,039
                                                                    -----------

                                                            SHARES
                                                           --------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   JPMorgan Tax Free Money Market Fund....................  416,315     416,315
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $94,296,432)^^....................................          $92,445,354
                                                                    ===========

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------
                               LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                               -------- ----------- ------- -----------
Municipal Bonds...............       -- $92,029,039   --    $92,029,039
Temporary Cash Investments.... $416,315          --   --        416,315
                               -------- -----------   --    -----------
TOTAL......................... $416,315 $92,029,039   --    $92,445,354
                               ======== ===========   ==    ===========

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES  VALUE+
                                                           ------ --------
COMMON STOCKS -- (68.5%)
Consumer Discretionary -- (10.7%)
   *1-800-Flowers.com, Inc. Class A.......................   600  $  3,948
   #Aaron's, Inc.......................................... 1,900    54,454
   #Abercrombie & Fitch Co. Class A.......................   400    19,948
    Advance Auto Parts, Inc...............................   200    16,498
  #*Aeropostale, Inc...................................... 1,830    27,688
   *AFC Enterprises, Inc..................................   300    11,040
   #AH Belo Corp. Class A.................................   600     4,500
   *Amazon.com, Inc.......................................   700   210,854
  #*AMC Networks, Inc. Class A............................   150    10,239
  #*America's Car-Mart, Inc...............................   400    17,312
   #American Eagle Outfitters, Inc........................ 2,800    54,992
  #*ANN, Inc.............................................. 1,000    33,890
  #*Apollo Group, Inc. Class A............................   400     7,288
    Arbitron, Inc.........................................   300    13,788
   *Asbury Automotive Group, Inc..........................   900    43,956
  #*Ascena Retail Group, Inc.............................. 1,500    28,635
  #*Ascent Capital Group, Inc. Class A....................   200    15,542
   #Autoliv, Inc..........................................   600    49,062
  #*AutoNation, Inc.......................................   300    14,370
   *Ballantyne Strong, Inc................................   500     2,050
  #*Barnes & Noble, Inc................................... 1,693    30,220
   #Beasley Broadcasting Group, Inc. Class A..............   300     2,409
  #*Bed Bath & Beyond, Inc................................   700    53,529
    Belo Corp. Class A.................................... 2,400    34,224
   #Best Buy Co., Inc..................................... 2,340    70,411
    Big 5 Sporting Goods Corp.............................   600    12,162
  #*Big Lots, Inc......................................... 1,158    41,839
  #*Biglari Holdings, Inc.................................    50    20,828
  #*Blue Nile, Inc........................................    47     1,825
    Bob Evans Farms, Inc.................................. 1,000    50,820
   *Body Central Corp.....................................   200     2,412
  #*Books-A-Million, Inc..................................   600     1,488
  #*BorgWarner, Inc.......................................   400    38,172
  #*Bravo Brio Restaurant Group, Inc......................   181     2,958
  #*Bridgepoint Education, Inc............................   900    14,508
   #Brinker International, Inc............................   525    21,079
   #Brown Shoe Co., Inc................................... 1,300    30,901
    Brunswick Corp........................................   622    23,480
   #Buckle, Inc. (The)....................................   400    22,392
  #*Buffalo Wild Wings, Inc...............................   400    41,432
   *Build-A-Bear Workshop, Inc............................   500     3,555
  #*Cabela's, Inc......................................... 1,300    89,232
   *Cache, Inc............................................   815     3,423
   #Callaway Golf Co......................................   980     7,036
   *Cambium Learning Group, Inc........................... 1,078     1,466
   *Capella Education Co..................................    39     1,911
  #*CarMax, Inc........................................... 1,241    60,859
  #*Carmike Cinemas, Inc..................................   300     5,496
   #Carnival Corp......................................... 3,260   120,718
    Carriage Services, Inc................................   700    13,132
  #*Carrols Restaurant Group, Inc.........................   433     2,845

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   #Carter's, Inc.........................................  1,000 $ 71,320
   #Cato Corp. (The) Class A..............................    700   19,705
  #*Cavco Industries, Inc.................................    200   10,958
    CBS Corp. Class B.....................................  4,400  232,496
   #CEC Entertainment, Inc................................    300   12,477
   #Cheesecake Factory, Inc. (The)........................  1,265   53,687
   #Chico's FAS, Inc......................................  2,100   35,973
  #*Children's Place Retail Stores, Inc. (The)............    500   27,020
   #Choice Hotels International, Inc......................    700   29,099
  #*Christopher & Banks Corp..............................    700    4,788
    Cinemark Holdings, Inc................................  1,436   41,816
    Coach, Inc............................................    500   26,565
   #Columbia Sportswear Co................................    800   51,616
    Comcast Corp. Class A................................. 11,509  518,826
    Comcast Corp. Special Class A.........................  4,700  202,617
  #*Conn's, Inc...........................................    989   63,909
    Cooper Tire & Rubber Co...............................  1,440   48,298
    Core-Mark Holding Co., Inc............................    200   12,530
  #*Corinthian Colleges, Inc..............................  1,155    2,587
   #Cracker Barrel Old Country Store, Inc.................    400   39,160
   *Crocs, Inc............................................  1,976   27,012
  #*CST Brands, Inc.......................................    554   18,066
    CTC Media, Inc........................................  1,350   14,985
    Culp, Inc.............................................    500    9,620
  #*Cumulus Media, Inc. Class A...........................    400    1,712
   #Dana Holding Corp.....................................  4,036   88,187
   #Darden Restaurants, Inc...............................    500   24,525
  #*Deckers Outdoor Corp..................................    400   21,932
   #Destination Maternity Corp............................    400   12,024
   #DeVry, Inc............................................    697   20,966
   #Dick's Sporting Goods, Inc............................    300   15,423
    Dillard's, Inc. Class A...............................  1,400  118,202
    DineEquity, Inc.......................................    566   39,433
   *DIRECTV...............................................  1,202   76,051
  #*Discovery Communications, Inc.........................    300   21,798
  #*Discovery Communications, Inc. Class A................    300   23,916
    DISH Network Corp. Class A............................    200    8,930
   *Dixie Group, Inc. (The)...............................    400    3,596
  #*Dollar Tree, Inc......................................    986   52,899
   #Domino's Pizza, Inc...................................    600   37,548
   #Dorman Products, Inc..................................    800   37,664
   #DR Horton, Inc........................................  3,300   66,330
  #*DreamWorks Animation SKG, Inc. Class A................    700   17,332
   #Drew Industries, Inc..................................    407   16,618
    DSW, Inc. Class A.....................................    300   22,737
   #Ethan Allen Interiors, Inc............................    800   24,296
   *EW Scripps Co. Class A................................  1,151   19,118
   #Expedia, Inc..........................................    571   26,911
   *Express, Inc..........................................  1,624   36,621
   #Family Dollar Stores, Inc.............................    500   34,380
  #*Federal-Mogul Corp....................................  1,897   29,555
  #*Fiesta Restaurant Group, Inc..........................    433   13,661
   *Fifth & Pacific Cos., Inc.............................    728   17,341

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   #Finish Line, Inc. (The) Class A.......................   700  $ 15,582
   #Fisher Communications, Inc............................   400    16,388
   #Foot Locker, Inc...................................... 3,600   130,068
   #Ford Motor Co......................................... 3,820    64,482
  #*Fossil Group, Inc.....................................   200    21,980
   #Frisch's Restaurants, Inc.............................   100     2,181
  #*G-III Apparel Group, Ltd..............................   600    30,876
   #GameStop Corp. Class A................................ 3,194   156,698
    Gannett Co., Inc...................................... 3,862    99,485
   #Gap, Inc. (The).......................................   300    13,770
   #Garmin, Ltd........................................... 1,300    52,104
  #*General Motors Co..................................... 3,315   118,909
   *Genesco, Inc..........................................   600    42,228
    Gentex Corp...........................................   487    10,996
   *Gentherm, Inc.........................................   750    15,300
   #Genuine Parts Co......................................   500    40,995
   *Goodyear Tire & Rubber Co. (The)......................   700    12,950
  #*Grand Canyon Education, Inc...........................   866    29,288
  #*Gray Television, Inc.................................. 1,180     9,216
   #Group 1 Automotive, Inc...............................   500    36,395
   #Guess?, Inc........................................... 1,374    46,276
    H&R Block, Inc........................................   400    12,572
    Hanesbrands, Inc......................................   700    44,422
   #Harley-Davidson, Inc..................................   800    45,416
   #Harman International Industries, Inc..................   700    42,371
    Harte-Hanks, Inc...................................... 1,200    11,472
   #Hasbro, Inc...........................................   400    18,400
   #Haverty Furniture Cos., Inc...........................   600    15,600
  #*Helen of Troy, Ltd....................................   709    30,118
  #*hhgregg, Inc..........................................   800    12,552
  #*Hibbett Sports, Inc...................................   267    15,660
    Hillenbrand, Inc...................................... 1,103    27,343
  #*Hollywood Media Corp..................................   300       390
    Home Depot, Inc. (The)................................ 3,536   279,450
   #Hooker Furniture Corp.................................   200     3,362
    HSN, Inc..............................................   400    24,024
  #*Hyatt Hotels Corp. Class A............................   442    20,000
  #*Iconix Brand Group, Inc............................... 1,500    49,260
    International Speedway Corp. Class A..................   600    20,310
   #Interpublic Group of Cos., Inc. (The)................. 1,600    26,320
    Interval Leisure Group, Inc...........................   900    19,359
  #*ITT Educational Services, Inc.........................   200     5,246
  #*Jack in the Box, Inc..................................   900    36,081
   #JAKKS Pacific, Inc....................................   662     3,979
  #*JC Penney Co., Inc.................................... 1,671    24,397
   #John Wiley & Sons, Inc. Class A.......................   940    42,422
    John Wiley & Sons, Inc. Class B.......................    70     3,153
    Johnson Controls, Inc................................. 2,300    92,483
   #Jones Group, Inc. (The)............................... 1,700    27,914
  #*Jos A Bank Clothiers, Inc.............................   400    16,344
   *Journal Communications, Inc. Class A.................. 1,600    14,656
  #*K12, Inc..............................................   700    21,770
   #KB Home............................................... 2,000    35,500

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   *Kirkland's, Inc.......................................   474  $  8,333
   #Kohl's Corp........................................... 1,498    79,364
   *Kona Grill, Inc.......................................   280     3,592
  #*Krispy Kreme Doughnuts, Inc...........................   300     6,306
   #L Brands, Inc.........................................   400    22,308
    La-Z-Boy, Inc.........................................   800    16,584
   *Lakeland Industries, Inc..............................   200       864
  #*Lamar Advertising Co. Class A.........................   602    26,085
  #*LeapFrog Enterprises, Inc............................. 1,200    13,824
   #Lear Corp............................................. 1,021    70,725
  #*Learning Tree International, Inc......................   500     1,575
  #*Lee Enterprises, Inc.................................. 2,000     6,060
   #Leggett & Platt, Inc.................................. 2,900    91,089
   #Lennar Corp. Class A.................................. 3,200   108,384
  #*Liberty Global P.L.C. Class A.........................   329    26,688
   *Liberty Global P.L.C. Series C........................   296    22,839
  #*Liberty Interactive Corp. Class A..................... 4,400   107,624
   *Liberty Media Corp. Class A...........................   740   106,360
   *Liberty Ventures Series A.............................   310    27,813
  #*Life Time Fitness, Inc................................ 1,034    55,102
   #Lifetime Brands, Inc..................................   500     7,490
    LIN Media LLC.........................................   746    12,048
   #Lincoln Educational Services Corp.....................   300     1,881
  #*Lions Gate Entertainment Corp.........................   105     3,416
    Lithia Motors, Inc. Class A...........................   600    39,144
  #*Live Nation Entertainment, Inc........................ 3,800    62,244
  #*LKQ Corp.............................................. 4,000   104,280
   #Loral Space & Communications, Inc.....................   400    24,996
    Lowe's Cos., Inc...................................... 4,200   187,236
  #*Luby's, Inc........................................... 1,000     8,040
  #*Lululemon Athletica, Inc..............................   200    13,914
  #*Lumber Liquidators Holdings, Inc......................   171    16,556
  #*M/I Homes, Inc........................................   500    10,630
   #Macy's, Inc........................................... 1,400    67,676
  #*Madison Square Garden Co. (The) Class A............... 1,250    73,712
    Marcus Corp...........................................   500     6,475
   #Marine Products Corp.................................. 1,100     9,944
  #*MarineMax, Inc........................................    15       174
    Marriott International, Inc. Class A..................   600    24,942
   *Marriott Vacations Worldwide Corp.....................    70     3,080
  #*Martha Stewart Living Omnimedia Class A............... 1,000     2,510
    Mattel, Inc...........................................   500    21,015
   #Matthews International Corp. Class A..................   700    27,076
  #*McClatchy Co. (The) Class A...........................   127       395
    McDonald's Corp....................................... 2,000   196,160
    MDC Holdings, Inc..................................... 1,300    41,132
   #Men's Wearhouse, Inc. (The)........................... 1,222    48,794
   #Meredith Corp......................................... 1,100    52,272
  #*Meritage Homes Corp................................... 1,000    45,260
   *Modine Manufacturing Co............................... 1,100    12,100
  #*Mohawk Industries, Inc................................ 1,479   175,986
   #Monro Muffler Brake, Inc..............................   575    24,731
   #Morningstar, Inc......................................   600    45,732

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   #Movado Group, Inc.....................................   600  $ 21,888
    NACCO Industries, Inc. Class A........................   200    12,266
  #*Nathan's Famous, Inc..................................   200    11,452
  #*Nautilus, Inc.........................................   477     4,188
  #*Netflix, Inc..........................................   200    48,844
  #*New York Times Co. (The) Class A...................... 2,379    28,976
    Newell Rubbermaid, Inc................................   300     8,106
   *News Corp. Class A.................................... 1,419    22,605
  #*News Corp. Class B....................................   607     9,767
   #NIKE, Inc............................................. 1,400    88,088
   #Nordstrom, Inc........................................   500    30,620
   *NVR, Inc..............................................    13    12,033
  #*O'Reilly Automotive, Inc..............................   700    87,682
  #*Office Depot, Inc..................................... 5,197    22,503
   #OfficeMax, Inc........................................ 1,800    20,502
   #Omnicom Group, Inc....................................   600    38,562
   *Orbitz Worldwide, Inc................................. 1,300    11,973
   *Orient-Express Hotels, Ltd. Class A................... 1,713    21,430
  #*Outerwall, Inc........................................   758    41,879
   *Overstock.com, Inc....................................   300    10,203
   #Oxford Industries, Inc................................   400    27,068
  #*Panera Bread Co. Class A..............................   100    16,705
   *Papa John's International, Inc........................   500    33,430
   #Penske Automotive Group, Inc.......................... 2,600    96,668
  #*Pep Boys-Manny Moe & Jack (The)....................... 1,200    14,940
   #PetSmart, Inc.........................................   500    36,610
   #Pier 1 Imports, Inc...................................   500    11,750
   #Polaris Industries, Inc...............................   402    45,080
    Pool Corp.............................................   553    29,187
   *Premier Exhibitions, Inc..............................   300       513
   *priceline.com, Inc....................................   100    87,567
  #*PulteGroup, Inc....................................... 6,260   104,104
   #PVH Corp.............................................. 1,016   133,899
  #*Quiksilver, Inc....................................... 4,300    27,176
  #*RadioShack Corp....................................... 3,000     8,190
    Ralph Lauren Corp.....................................   100    18,206
  #*Red Lion Hotels Corp..................................   600     3,990
  #*Red Robin Gourmet Burgers, Inc........................   400    22,752
   #Regal Entertainment Group Class A.....................   600    11,310
   #Regis Corp............................................ 1,700    29,529
   #Rent-A-Center, Inc.................................... 1,700    67,983
  #*Rentrak Corp..........................................   200     4,296
    Rocky Brands, Inc.....................................   200     3,456
    Ross Stores, Inc...................................... 1,000    67,470
   #Royal Caribbean Cruises, Ltd.......................... 2,514    95,758
  #*Ruby Tuesday, Inc..................................... 1,500    10,980
  #*rue21, Inc............................................   466    19,469
    Ruth's Hospitality Group, Inc.........................   695     8,312
   #Ryland Group, Inc. (The).............................. 1,048    42,381
    Saga Communications, Inc. Class A.....................   133     6,896
  #*Saks, Inc............................................. 4,100    65,682
   #Salem Communications Corp. Class A....................   400     3,028
   *Sally Beauty Holdings, Inc............................   900    27,459

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   #Scripps Networks Interactive, Inc. Class A............   400  $ 28,308
  #*Sears Holdings Corp...................................   900    41,220
  #*Select Comfort Corp...................................   580    13,253
    Service Corp. International/US........................ 6,100   115,717
    Shiloh Industries, Inc................................   600     7,692
  #*Shutterfly, Inc.......................................   873    46,784
   #Signet Jewelers, Ltd.................................. 1,507   110,177
   #Sinclair Broadcast Group, Inc. Class A................   600    16,926
   #Six Flags Entertainment Corp.......................... 1,800    66,222
  #*Skechers U.S.A., Inc. Class A.........................   709    19,341
  #*Skyline Corp..........................................   400     1,956
   #Sonic Automotive, Inc. Class A........................   900    19,926
  #*Sonic Corp............................................ 1,000    15,370
   #Sotheby's.............................................   932    41,940
   #Spartan Motors, Inc................................... 1,100     6,666
   #Speedway Motorsports, Inc............................. 1,314    24,270
   #Stage Stores, Inc.....................................   900    22,464
   #Standard Motor Products, Inc..........................   448    15,407
  #*Standard Pacific Corp................................. 3,900    31,902
   #Staples, Inc.......................................... 4,555    77,526
    Starbucks Corp........................................   900    64,116
   #Starwood Hotels & Resorts Worldwide, Inc..............   500    33,075
  #*Starz - Liberty Capital............................... 1,690    38,143
    Stein Mart, Inc....................................... 1,300    18,161
   *Steven Madden, Ltd....................................   682    35,068
   #Stewart Enterprises, Inc. Class A..................... 2,000    26,280
   #Strattec Security Corp................................    40     1,638
   #Sturm Ruger & Co., Inc................................   300    15,261
   #Superior Industries International, Inc................   800    14,568
   #Superior Uniform Group, Inc...........................   200     2,324
   #Systemax, Inc.........................................   988     9,514
  #*Tandy Leather Factory, Inc............................   300     2,631
    Target Corp........................................... 2,600   185,250
  #*Tempur-Pedic International, Inc.......................   600    23,790
   *Tenneco, Inc.......................................... 1,000    48,330
  #*Tesla Motors, Inc.....................................   300    40,284
   #Texas Roadhouse, Inc.................................. 1,500    36,660
   #Thor Industries, Inc.................................. 1,040    56,212
   #Tiffany & Co..........................................   400    31,804
   #Time Warner Cable, Inc................................ 2,380   271,487
    Time Warner, Inc...................................... 8,366   520,867
    TJX Cos., Inc.........................................   885    46,055
  #*Toll Brothers, Inc.................................... 2,600    85,462
   #Town Sports International Holdings, Inc...............   288     3,635
   #Tractor Supply Co.....................................   400    48,452
   *TRW Automotive Holdings Corp..........................   770    56,449
   *Tuesday Morning Corp..................................   600     6,732
   #Tupperware Brands Corp................................   400    33,712
   #Twenty-First Century Fox, Inc. Class A................ 5,677   169,629
    Twenty-First Century Fox, Inc. Class B................ 2,431    72,906
  #*Ulta Salon Cosmetics & Fragrance, Inc.................   200    20,180
  #*Under Armour, Inc. Class A............................   200    13,426
   *Unifi, Inc............................................   666    15,278

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Discretionary -- (Continued)
   *Universal Electronics, Inc............................    300 $     9,249
  #*Urban Outfitters, Inc.................................    400      17,024
   #Vail Resorts, Inc.....................................  1,000      66,980
   #Valassis Communications, Inc..........................    900      25,767
   #Value Line, Inc.......................................    106         959
    VF Corp...............................................    200      39,400
    Viacom, Inc. Class B..................................  1,000      72,770
   *Visteon Corp..........................................    910      59,942
  #*VOXX International Corp...............................    850      11,517
   #Walt Disney Co. (The)................................. 10,647     688,329
   #Washington Post Co. (The) Class B.....................    167      89,739
   #Wendy's Co. (The).....................................  9,318      66,251
  #*West Marine, Inc......................................    500       5,430
   #Whirlpool Corp........................................  1,100     147,334
   #Williams-Sonoma, Inc..................................    850      50,031
   #Winmark Corp..........................................     30       2,157
  #*Winnebago Industries, Inc.............................    478      11,434
   #Wolverine World Wide, Inc.............................    564      32,436
    Wyndham Worldwide Corp................................  2,200     137,060
    Yum! Brands, Inc......................................    600      43,752
  #*Zale Corp.............................................    600       5,568
  #*Zumiez, Inc...........................................    696      19,189
                                                                  -----------
Total Consumer Discretionary                                       14,260,900
                                                                  -----------
Consumer Staples -- (4.0%)
   #Alico, Inc............................................    200       9,164
   #Andersons, Inc. (The).................................    500      29,660
    Archer-Daniels-Midland Co.............................  5,000     182,350
    Avon Products, Inc....................................    400       9,144
   #B&G Foods, Inc........................................  1,000      34,840
  #*Boulder Brands, Inc...................................  1,229      15,866
   #Bunge, Ltd............................................  1,475     112,115
   #Cal-Maine Foods, Inc..................................    600      30,408
   #Calavo Growers, Inc...................................    300       8,148
   #Campbell Soup Co......................................    800      37,440
    Casey's General Stores, Inc...........................    807      53,448
   *Chiquita Brands International, Inc....................    861      10,401
   #Church & Dwight Co., Inc..............................    600      38,220
   #Clorox Co. (The)......................................    500      42,970
    Coca-Cola Bottling Co. Consolidated...................    200      12,772
    Coca-Cola Co. (The)...................................  5,400     216,432
    Coca-Cola Enterprises, Inc............................  2,497      93,737
    Colgate-Palmolive Co..................................  1,400      83,818
    ConAgra Foods, Inc....................................  3,453     125,033
   #Costco Wholesale Corp.................................  1,000     117,290
   *Darling International, Inc............................  2,800      56,840
   *Dean Foods Co.........................................  1,280      13,952
  #*Dole Food Co., Inc....................................  1,870      24,123
   #Dr Pepper Snapple Group, Inc..........................    884      41,318
  #*Elizabeth Arden, Inc..................................  1,000      41,060
   #Energizer Holdings, Inc...............................    633      64,439
   #Estee Lauder Cos., Inc. (The) Class A.................    400      26,260
   *Farmer Bros Co........................................    500       7,965

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Staples -- (Continued)
    Flowers Foods, Inc....................................  3,300 $ 75,768
    Fresh Del Monte Produce, Inc..........................    837   23,511
    General Mills, Inc....................................  1,144   59,488
  #*Green Mountain Coffee Roasters, Inc...................    500   38,590
   #Griffin Land & Nurseries, Inc.........................     93    2,959
  #*Hain Celestial Group, Inc. (The)......................  1,300   94,848
    Harris Teeter Supermarkets, Inc.......................    900   44,262
   #Hershey Co. (The).....................................    300   28,461
    Hillshire Brands Co...................................    220    7,746
   #Hormel Foods Corp.....................................    900   38,115
   #Ingles Markets, Inc. Class A..........................    300    8,538
    Ingredion, Inc........................................    818   54,970
   #Inter Parfums, Inc....................................    750   24,735
   #J&J Snack Foods Corp..................................    400   31,872
   #JM Smucker Co. (The)..................................  1,420  159,779
   #John B Sanfilippo & Son, Inc..........................    200    4,316
   #Kellogg Co............................................    300   19,872
   #Kimberly-Clark Corp...................................    700   69,160
   #Kraft Foods Group, Inc................................  1,965  111,180
   #Kroger Co. (The)......................................    700   27,489
   #Lancaster Colony Corp.................................    500   41,515
   #Lifeway Foods, Inc....................................    200    3,536
   #McCormick & Co., Inc..................................    500   35,805
  #*Medifast, Inc.........................................    300    8,202
    Mondelez International, Inc. Class A.................. 15,103  472,271
  #*Monster Beverage Corp.................................    400   24,396
   #National Beverage Corp................................    400    7,112
   *Omega Protein Corp....................................    700    5,859
   #Orchids Paper Products Co.............................     98    2,658
  #*Overhill Farms, Inc...................................    400    1,992
    PepsiCo, Inc..........................................  2,979  248,866
  #*Pilgrim's Pride Corp..................................  3,873   64,369
   *Post Holdings, Inc....................................    760   35,256
   #Pricesmart, Inc.......................................    300   27,309
    Procter & Gamble Co. (The)............................  9,400  754,820
  #*Revlon, Inc. Class A..................................    505   12,671
    Rocky Mountain Chocolate Factory, Inc.................    200    2,668
   #Safeway, Inc..........................................  1,200   30,948
    Sanderson Farms, Inc..................................    600   42,384
  #*Smithfield Foods, Inc.................................  2,100   69,720
   #Snyders-Lance, Inc....................................    800   25,320
   #Spartan Stores, Inc...................................    700   13,769
    Spectrum Brands Holdings, Inc.........................  1,343   75,772
  #*Susser Holdings Corp..................................    800   41,376
   #Sysco Corp............................................  1,100   37,961
   #Tootsie Roll Industries, Inc..........................  1,001   33,894
  #*TreeHouse Foods, Inc..................................    642   45,576
   #Tyson Foods, Inc. Class A.............................  2,989   82,556
  #*United Natural Foods, Inc.............................    900   52,740
   #Wal-Mart Stores, Inc..................................  5,000  389,700
    WD-40 Co..............................................    200   11,502
   #Weis Markets, Inc.....................................    788   39,573
  #*WhiteWave Foods Co. Class A...........................    326    6,093

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Staples -- (Continued)
   *WhiteWave Foods Co. Class B...........................    465 $    8,593
   #Whole Foods Market, Inc...............................    800     44,464
                                                                  ----------
Total Consumer Staples....................................         5,266,118
                                                                  ----------
Energy -- (8.9%)
   #Adams Resources & Energy, Inc.........................     49      3,277
   #Alon USA Energy, Inc..................................  1,630     22,266
  #*Alpha Natural Resources, Inc..........................  4,329     23,550
    Anadarko Petroleum Corp...............................  3,500    309,820
   #Apache Corp...........................................  2,351    188,668
  #*Approach Resources, Inc...............................    597     15,814
   #Arch Coal, Inc........................................  3,052     11,903
  #*Atwood Oceanics, Inc..................................  1,150     64,791
   #Baker Hughes, Inc.....................................  2,161    102,496
  #*Basic Energy Services, Inc............................    800      9,152
    Berry Petroleum Co. Class A...........................  1,000     40,550
  #*Bill Barrett Corp.....................................  1,012     22,689
  #*Bonanza Creek Energy, Inc.............................    363     14,789
    Bristow Group, Inc....................................  1,060     72,091
  #*C&J Energy Services, Inc..............................  1,602     30,999
    Cabot Oil & Gas Corp..................................  2,800    212,296
  #*Cameron International Corp............................    716     42,459
   #CARBO Ceramics, Inc...................................    428     37,604
  #*Carrizo Oil & Gas, Inc................................    700     22,169
   #Chesapeake Energy Corp................................  5,992    139,614
    Chevron Corp.......................................... 17,800  2,240,842
    Cimarex Energy Co.....................................  1,000     76,430
   *Clayton Williams Energy, Inc..........................    400     22,772
  #*Clean Energy Fuels Corp...............................  1,421     18,345
  #*Cloud Peak Energy, Inc................................    906     14,523
   *Cobalt International Energy, Inc......................    659     19,012
   #Comstock Resources, Inc...............................    900     15,093
  #*Concho Resources, Inc.................................    828     74,263
   #ConocoPhillips........................................  8,900    577,254
   #CONSOL Energy, Inc....................................  1,392     43,194
    Contango Oil & Gas Co.................................    400     15,464
   #Crosstex Energy, Inc..................................  1,400     28,126
   *Dawson Geophysical Co.................................    200      7,216
    Delek US Holdings, Inc................................    900     27,225
   *Denbury Resources, Inc................................  2,808     49,140
   #Devon Energy Corp.....................................  2,709    149,022
   #Diamond Offshore Drilling, Inc........................    800     53,952
  #*Double Eagle Petroleum Co.............................    200        698
  #*Dresser-Rand Group, Inc...............................    400     24,348
   *Dril-Quip, Inc........................................    500     45,455
  #*Endeavour International Corp..........................    824      3,510
    Energen Corp..........................................    300     17,967
   #Energy XXI Bermuda, Ltd...............................    664     17,828
    EOG Resources, Inc....................................  1,771    257,663
   *EPL Oil & Gas, Inc....................................    859     27,625
    EQT Corp..............................................    400     34,600
  #*Era Group, Inc........................................    500     12,195
  #*Exterran Holdings, Inc................................  1,611     51,149

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Energy -- (Continued)
    Exxon Mobil Corp...................................... 20,079 $1,882,406
  #*FMC Technologies, Inc.................................    900     47,970
  #*FX Energy, Inc........................................    300      1,098
  #*Geospace Technologies Corp............................    222     16,519
  #*Green Plains Renewable Energy, Inc....................    700     11,592
   *Gulf Coast Ultra Deep Royalty Trust...................  2,475      5,197
   #Gulfmark Offshore, Inc. Class A.......................    900     44,325
   *Gulfport Energy Corp..................................  1,061     56,445
    Halliburton Co........................................  1,600     72,304
  #*Helix Energy Solutions Group, Inc.....................  1,500     38,055
   #Helmerich & Payne, Inc................................  1,200     75,840
   *Hercules Offshore, Inc................................  3,605     24,874
   #Hess Corp.............................................  2,280    169,769
   #HollyFrontier Corp....................................  1,937     88,230
  #*Hornbeck Offshore Services, Inc.......................    922     48,820
  #*ION Geophysical Corp..................................  2,100     12,915
  #*Key Energy Services, Inc..............................  1,500      9,510
   #Kinder Morgan, Inc....................................  1,523     57,508
    Marathon Oil Corp.....................................  5,200    189,072
    Marathon Petroleum Corp...............................  2,400    175,992
   *Matrix Service Co.....................................    500      7,925
   #Murphy Oil Corp.......................................  2,267    153,521
   #Nabors Industries, Ltd................................  2,343     36,059
   #National Oilwell Varco, Inc...........................  3,000    210,510
   *Natural Gas Services Group, Inc.......................    200      4,870
  #*Newfield Exploration Co...............................  1,580     38,868
  #*Newpark Resources, Inc................................  1,700     19,448
   #Noble Corp............................................  1,866     71,281
   #Noble Energy, Inc.....................................  1,800    112,482
  #*Nuverra Environmental Solutions, Inc..................  2,426      7,157
   *Oasis Petroleum, Inc..................................    400     16,816
    Occidental Petroleum Corp.............................  2,800    249,340
   #Oceaneering International, Inc........................    600     48,654
   *Oil States International, Inc.........................    781     75,937
  #*Overseas Shipholding Group, Inc.......................    200        810
   *Parker Drilling Co....................................  3,152     19,133
   #Patterson-UTI Energy, Inc.............................  2,320     45,866
   *PDC Energy, Inc.......................................    600     33,090
   #Peabody Energy Corp...................................    500      8,280
  #*PHI, Inc..............................................    400     14,080
    Phillips 66...........................................  4,450    273,675
   *Pioneer Energy Services Corp..........................  1,900     12,882
    Pioneer Natural Resources Co..........................  1,100    170,236
    QEP Resources, Inc....................................  2,300     70,127
   #Range Resources Corp..................................    600     47,460
   #Rentech, Inc..........................................  1,935      4,141
  #*Rex Energy Corp.......................................  1,300     24,947
  #*Rosetta Resources, Inc................................    700     31,927
   *Rowan Cos. P.L.C. Class A.............................  2,000     68,700
   #RPC, Inc..............................................  1,200     17,184
  #*SandRidge Energy, Inc.................................  5,159     27,962
    Schlumberger, Ltd.....................................  2,905    236,264
    SEACOR Holdings, Inc..................................    500     43,780

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Energy -- (Continued)
    SemGroup Corp. Class A................................   751  $    42,386
   #Ship Finance International, Ltd....................... 1,848       29,734
   #SM Energy Co.......................................... 1,072       73,679
  #*Southwestern Energy Co................................   600       23,274
   #Spectra Energy Corp................................... 1,345       48,407
   *Steel Excel, Inc......................................   350       10,150
   *Stone Energy Corp..................................... 1,000       24,360
   *Superior Energy Services, Inc......................... 2,641       67,662
  #*Swift Energy Co.......................................   991       12,625
  #*Synergy Resources Corp................................   800        6,200
    Targa Resources Corp..................................   300       20,451
   #Teekay Corp........................................... 1,700       67,439
   *Tesco Corp............................................   818       10,830
   #Tesoro Corp........................................... 2,703      153,666
  #*TETRA Technologies, Inc............................... 1,700       17,204
    TGC Industries, Inc...................................   636        5,705
   #Tidewater, Inc........................................ 1,500       88,485
    Transocean, Ltd....................................... 1,100       51,876
   *Unit Corp............................................. 1,100       49,588
  #*USEC, Inc.............................................   100        1,961
   *Vaalco Energy, Inc.................................... 1,200        7,440
    Valero Energy Corp.................................... 5,000      178,850
   #W&T Offshore, Inc..................................... 1,613       26,276
  #*Weatherford International, Ltd........................ 3,858       53,858
   #Western Refining, Inc................................. 1,947       58,663
  #*Westmoreland Coal Co..................................   200        2,554
   *Whiting Petroleum Corp................................ 1,400       72,058
  #*Willbros Group, Inc...................................   427        3,066
   #Williams Cos., Inc. (The)............................. 1,324       45,241
   #World Fuel Services Corp.............................. 1,600       61,984
                                                                  -----------
Total Energy..............................................         11,859,433
                                                                  -----------
Financials -- (16.5%)
   #1st Source Corp.......................................   700       19,096
   #1st United Bancorp Inc/Boca Raton.....................   500        3,890
    ACE, Ltd.............................................. 1,737      158,727
  #*Affiliated Managers Group, Inc........................   300       54,105
  #*Alexander & Baldwin, Inc.............................. 1,017       45,043
  #*Alleghany Corp........................................   216       87,238
    Allied World Assurance Co. Holdings AG................   714       67,580
    Allstate Corp. (The).................................. 3,700      188,626
   *Altisource Asset Management Corp......................    21        7,056
  #*Altisource Portfolio Solutions SA.....................   218       26,882
  #*Altisource Residential Corp...........................    72        1,380
   *American Capital, Ltd................................. 6,228       85,074
   #American Equity Investment Life Holding Co............ 1,496       27,227
    American Express Co................................... 2,100      154,917
    American Financial Group, Inc......................... 2,700      139,563
   *American International Group, Inc..................... 5,138      233,830
    American National Insurance Co........................   200       22,500
   *American Safety Insurance Holdings, Ltd...............   200        5,992
    Ameriprise Financial, Inc............................. 2,050      182,450
   *Ameris Bancorp........................................   730       14,053

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
    AMERISAFE, Inc........................................    500 $ 17,865
   #AmeriServ Financial, Inc..............................    560    1,663
   #Amtrust Financial Services, Inc.......................  1,540   64,110
    Aon P.L.C.............................................    900   60,750
  #*Arch Capital Group, Ltd...............................  1,532   82,958
   #Argo Group International Holdings, Ltd................    879   39,247
    Arthur J Gallagher & Co...............................    500   22,190
   #Aspen Insurance Holdings, Ltd.........................  1,450   54,361
   #Associated Banc-Corp..................................  2,772   46,958
    Assured Guaranty, Ltd.................................  2,829   61,220
    Asta Funding, Inc.....................................    300    2,643
   #Astoria Financial Corp................................  2,600   31,720
    Axis Capital Holdings, Ltd............................  1,300   56,628
   #Bancfirst Corp........................................    497   25,983
  #*Bancorp, Inc..........................................    400    6,000
   #BancorpSouth, Inc.....................................  2,400   47,160
    Bank Mutual Corp......................................  1,000    6,210
    Bank of America Corp.................................. 60,275  880,015
   #Bank of Hawaii Corp...................................    900   50,076
   #Bank of Kentucky Financial Corp.......................    108    2,965
   #Bank of New York Mellon Corp. (The)...................  4,100  128,945
   #Bank of the Ozarks, Inc...............................    800   38,224
   #BankUnited, Inc.......................................  1,201   36,318
    Banner Corp...........................................    471   17,465
   #BB&T Corp.............................................  5,900  210,571
    BBCN Bancorp, Inc.....................................  1,500   21,915
   *Beneficial Mutual Bancorp, Inc........................  1,200   10,344
   *Berkshire Hathaway, Inc. Class B......................  2,400  278,088
   #Berkshire Hills Bancorp, Inc..........................    852   22,237
   #BGC Partners, Inc. Class A............................    169    1,061
   #BlackRock, Inc........................................    600  169,176
  #*BofI Holding, Inc.....................................    218   11,827
    BOK Financial Corp....................................    631   42,081
    Boston Private Financial Holdings, Inc................  1,500   16,575
   *Bridge Capital Holdings...............................    114    1,880
   #Brookline Bancorp, Inc................................  1,601   15,786
    Brown & Brown, Inc....................................  2,525   83,300
   #Bryn Mawr Bank Corp...................................    100    2,796
    California First National Bancorp.....................      3       52
  #*Capital Bank Financial Corp. Class A..................     36      688
   #Capital One Financial Corp............................  3,500  241,570
    CapitalSource, Inc....................................  6,300   76,230
   #Capitol Federal Financial, Inc........................  3,561   44,904
    Cardinal Financial Corp...............................    700   11,452
   #Cash America International, Inc.......................  1,000   42,000
   #Cathay General Bancorp................................  2,147   51,013
   #CBOE Holdings, Inc....................................    300   15,030
  #*CBRE Group, Inc. Class A..............................    400    9,268
    Centerstate Banks, Inc................................    371    3,658
  #*Central Pacific Financial Corp........................  1,228   22,829
    Charles Schwab Corp. (The)............................  1,320   29,159
   #Chemical Financial Corp...............................    800   23,888
    Chicopee Bancorp, Inc.................................     89    1,551

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
   #Chubb Corp. (The).....................................  2,912 $251,888
   #Cincinnati Financial Corp.............................  2,860  140,140
   *CIT Group, Inc........................................  2,871  143,866
   #Citigroup, Inc........................................ 17,634  919,437
    Citizens Community Bancorp, Inc.......................    300    2,265
  #*Citizens, Inc.........................................  1,400    9,996
   #City Holding Co.......................................    400   17,704
   #City National Corp....................................  1,300   90,389
    Clifton Savings Bancorp, Inc..........................    219    2,727
   #CME Group, Inc........................................  2,000  147,960
   #CNA Financial Corp....................................    721   25,603
    CNO Financial Group, Inc..............................  5,921   84,552
    Columbia Banking System, Inc..........................  1,146   28,627
   #Comerica, Inc.........................................  3,207  136,426
   #Commerce Bancshares, Inc..............................  1,693   77,252
   #Community Bank System, Inc............................    700   23,478
   #Community Trust Bancorp, Inc..........................    500   19,925
   #Crawford & Co. Class A................................    200    1,318
    Crawford & Co. Class B................................    200    1,572
   *Credit Acceptance Corp................................    162   18,223
   #Cullen/Frost Bankers, Inc.............................  1,320   95,093
   #CVB Financial Corp....................................  3,160   41,364
  #*DFC Global Corp.......................................  1,049   16,249
   #Dime Community Bancshares, Inc........................    700   12,285
    Discover Financial Services...........................  2,800  138,628
    Donegal Group, Inc. Class A...........................    700    9,625
  #*E*TRADE Financial Corp................................  4,367   65,068
   #East West Bancorp, Inc................................  3,323  102,448
   #Eaton Vance Corp......................................    600   24,282
    EMC Insurance Group, Inc..............................    235    6,815
  #*Encore Capital Group, Inc.............................    608   23,627
   #Endurance Specialty Holdings, Ltd.....................  1,100   57,893
  #*Enstar Group, Ltd.....................................    200   28,736
    Enterprise Bancorp, Inc...............................     41      825
    Erie Indemnity Co. Class A............................    500   40,185
   #ESB Financial Corp....................................    685    8,980
   #Evercore Partners, Inc. Class A.......................    500   23,710
   #Everest Re Group, Ltd.................................    800  106,824
   *Ezcorp, Inc. Class A..................................    700   12,656
    FBL Financial Group, Inc. Class A.....................    800   35,384
   #Federal Agricultural Mortgage Corp. Class C...........    200    6,218
   #Federated Investors, Inc. Class B.....................  1,900   55,157
    Federated National Holding Co.........................    200    2,038
   #Fidelity National Financial, Inc. Class A.............  5,200  127,296
    Fifth Third Bancorp...................................  2,304   44,306
  #*First Acceptance Corp.................................  1,000    1,840
   #First American Financial Corp.........................  2,633   59,848
  #*First BanCorp.........................................    200    1,506
   #First Bancorp.........................................    600    9,498
    First Bancorp, Inc....................................    147    2,631
  #*First Cash Financial Services, Inc....................    644   34,390
    First Citizens BancShares, Inc. Class A...............    250   52,375
   #First Commonwealth Financial Corp.....................  2,703   20,300

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
   #First Financial Bancorp............................... 1,800  $ 28,998
   #First Financial Bankshares, Inc.......................   802    49,443
   #First Financial Corp..................................   300     9,948
    First Financial Holdings, Inc.........................   469    26,028
   #First Financial Northwest, Inc........................   100     1,066
   #First Horizon National Corp........................... 6,126    75,534
    First Midwest Bancorp, Inc............................ 1,160    17,713
   #First Niagara Financial Group, Inc.................... 4,158    44,449
  #*First South Bancorp, Inc..............................   400     2,628
   #FirstMerit Corp....................................... 1,386    31,074
    Flushing Financial Corp...............................   700    13,272
   #FNB Corp.............................................. 3,468    43,836
  #*Forest City Enterprises, Inc. Class A................. 1,874    32,832
  #*Forest City Enterprises, Inc. Class B.................   409     7,176
  #*Forestar Group, Inc...................................   900    19,449
   #Franklin Resources, Inc............................... 1,200    58,656
   #Fulton Financial Corp................................. 4,893    61,603
   #FXCM, Inc. Class A....................................   151     2,492
   *Genworth Financial, Inc. Class A...................... 4,299    55,844
    Geo Group, Inc. (The)................................. 1,877    65,169
   #German American Bancorp, Inc..........................   482    13,337
   #GFI Group, Inc........................................ 3,664    14,656
   #Glacier Bancorp, Inc.................................. 1,900    46,246
   *Global Indemnity P.L.C................................   550    14,289
    Goldman Sachs Group, Inc. (The)....................... 3,440   564,263
    Great Southern Bancorp, Inc...........................   500    14,600
  #*Green Dot Corp. Class A...............................   100     2,328
   #Greenhill & Co., Inc..................................   170     8,558
  #*Greenlight Capital Re, Ltd. Class A...................   700    18,508
   #Hancock Holding Co.................................... 1,936    63,423
   *Hanmi Financial Corp..................................   469     7,973
   #Hanover Insurance Group, Inc. (The)................... 1,300    69,979
    Hartford Financial Services Group, Inc................ 4,918   151,769
   #HCC Insurance Holdings, Inc........................... 2,600   115,778
   #Heartland Financial USA, Inc..........................   493    13,804
    Heritage Financial Group, Inc.........................   114     2,182
    HF Financial Corp.....................................    99     1,330
    HFF, Inc. Class A.....................................   650    13,650
  #*Hilltop Holdings, Inc................................. 1,200    20,436
   *Home Bancorp, Inc.....................................   200     3,650
   #Home BancShares, Inc.................................. 1,200    32,784
   #Horace Mann Educators Corp............................ 1,200    34,008
    Hudson City Bancorp, Inc.............................. 7,639    73,029
   #Hudson Valley Holding Corp............................   110     2,279
   #Huntington Bancshares, Inc............................ 7,333    62,697
   #Iberiabank Corp.......................................   700    41,160
   *ICG Group, Inc........................................   900    10,917
   #Independent Bank Corp.................................   618    23,014
   #Interactive Brokers Group, Inc. Class A...............   900    14,580
  #*IntercontinentalExchange, Inc.........................   350    63,858
    International Bancshares Corp......................... 1,757    42,537
   *Intervest Bancshares Corp. Class A....................   200     1,480
   #Invesco, Ltd.......................................... 5,426   174,663

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
  #*Investment Technology Group, Inc......................  1,300 $   18,473
   #Investors Bancorp, Inc................................  2,632     58,430
   #Janus Capital Group, Inc..............................  3,400     31,858
    Jones Lang LaSalle, Inc...............................    900     81,927
    JPMorgan Chase & Co................................... 28,409  1,583,234
   *KCG Holdings, Inc. Class A............................    207      1,909
  #*Kearny Financial Corp.................................  1,400     14,504
    Kemper Corp...........................................  1,700     59,415
    Kennedy-Wilson Holdings, Inc..........................    930     15,903
   #KeyCorp...............................................  7,611     93,539
    Lakeland Financial Corp...............................    508     16,027
   #Legg Mason, Inc.......................................  2,652     91,202
   #Leucadia National Corp................................  3,971    106,542
   #Lincoln National Corp.................................  3,105    129,385
    LNB Bancorp, Inc......................................    200      1,816
   #Loews Corp............................................  2,300    104,765
   #M&T Bank Corp.........................................  1,488    173,888
   #Maiden Holdings, Ltd..................................  1,300     15,808
   #MainSource Financial Group, Inc.......................    700     10,122
   *Markel Corp...........................................    281    148,930
    MarketAxess Holdings, Inc.............................    696     35,983
    Marsh & McLennan Cos., Inc............................  1,000     41,870
  #*Maui Land & Pineapple Co., Inc........................    240      1,014
    MB Financial, Inc.....................................  1,304     37,529
  #*MBIA, Inc.............................................  3,887     52,475
   #MCG Capital Corp......................................  2,300     12,627
   #McGraw-Hill Cos., Inc. (The)..........................    300     18,558
   #Meadowbrook Insurance Group, Inc......................  1,400     10,626
   #Merchants Bancshares, Inc.............................    114      3,539
    Mercury General Corp..................................  1,600     70,720
    MetLife, Inc..........................................  6,648    321,896
   *Metro Bancorp, Inc....................................     84      1,836
  #*MGIC Investment Corp..................................  5,400     41,256
    MidSouth Bancorp, Inc.................................     72      1,174
   #Montpelier Re Holdings, Ltd...........................  1,781     48,105
    Moody's Corp..........................................    600     40,662
   #Morgan Stanley........................................  4,500    122,445
   *MSCI, Inc.............................................    400     14,020
   #NASDAQ OMX Group, Inc. (The)..........................  2,199     71,248
   #National Interstate Corp..............................    500     13,625
   #National Penn Bancshares, Inc.........................  3,425     36,956
   #National Western Life Insurance Co. Class A...........     11      2,353
   *Navigators Group, Inc. (The)..........................    400     23,184
   #NBT Bancorp, Inc......................................  1,078     24,330
    Nelnet, Inc. Class A..................................  1,000     38,880
   #New York Community Bancorp, Inc.......................  4,000     60,680
  #*NewStar Financial, Inc................................    868     13,367
   #Northeast Community Bancorp, Inc......................    500      3,280
    Northern Trust Corp...................................  2,000    117,080
   #Northwest Bancshares, Inc.............................  2,350     32,477
    NYSE Euronext.........................................  2,482    104,641
   #Ocean Shore Holding Co................................    183      2,745
    OceanFirst Financial Corp.............................    600     10,248

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
   *Ocwen Financial Corp..................................  3,500 $166,670
    OFG Bancorp...........................................  1,300   24,011
   #Old National Bancorp..................................  2,280   32,855
    Old Republic International Corp.......................  3,800   54,910
    OneBeacon Insurance Group, Ltd. Class A...............    140    2,030
   #Oppenheimer Holdings, Inc. Class A....................    400    7,664
    Oritani Financial Corp................................  1,400   22,764
   #Pacific Continental Corp..............................    357    4,402
   *Pacific Mercantile Bancorp............................     91      564
   #PacWest Bancorp.......................................  1,003   35,526
   #Park National Corp....................................    540   42,606
    PartnerRe, Ltd........................................    970   86,854
   #Peapack Gladstone Financial Corp......................    184    3,599
   #Penns Woods Bancorp, Inc..............................     71    3,262
   #People's United Financial, Inc........................  3,487   52,305
  #*PHH Corp..............................................  1,109   25,130
  #*PICO Holdings, Inc....................................    700   15,323
  #*Pinnacle Financial Partners, Inc......................    630   17,942
    Platinum Underwriters Holdings, Ltd...................    933   54,198
    PNC Financial Services Group, Inc. (The)..............  4,300  327,015
   *Popular, Inc..........................................  1,838   60,470
  #*Portfolio Recovery Associates, Inc....................    500   74,655
   #Primerica, Inc........................................  1,519   62,340
   #Principal Financial Group, Inc........................  3,098  134,329
   #PrivateBancorp, Inc...................................  1,429   33,710
   #ProAssurance Corp.....................................  1,800   96,354
   #Progressive Corp. (The)...............................    900   23,409
   #Prosperity Bancshares, Inc............................  1,262   74,483
   #Protective Life Corp..................................  2,200   95,326
   #Provident Financial Services, Inc.....................  1,800   32,022
    Prudential Financial, Inc.............................  3,600  284,292
   #Pulaski Financial Corp................................    143    1,431
   #QC Holdings, Inc......................................    500    1,345
   #Radian Group, Inc.....................................  1,100   15,455
   #Raymond James Financial, Inc..........................  1,929   85,011
   #Regions Financial Corp................................ 15,691  157,067
   #Reinsurance Group of America, Inc.....................  1,271   86,542
   #RenaissanceRe Holdings, Ltd...........................    779   67,750
   #Renasant Corp.........................................    700   19,180
    Resource America, Inc. Class A........................    500    4,150
   *Riverview Bancorp, Inc................................    500    1,300
   #RLI Corp..............................................    660   54,476
    Rockville Financial, Inc..............................    910   11,921
    Roma Financial Corp...................................    347    6,628
   #Ryman Hospitality Properties..........................  1,471   54,795
   #S&T Bancorp, Inc......................................    700   17,136
   #Safety Insurance Group, Inc...........................    500   26,885
   #Sandy Spring Bancorp, Inc.............................    600   14,664
    SEI Investments Co....................................  1,554   49,122
   #Selective Insurance Group, Inc........................  1,010   24,695
  #*Signature Bank........................................    442   40,465
    Simmons First National Corp. Class A..................    600   16,410
    SLM Corp..............................................  2,344   57,920

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
   oSouthern Community Financial..........................    401 $     88
   #Southside Bancshares, Inc.............................    539   13,470
  #*St Joe Co. (The)......................................    800   18,144
    StanCorp Financial Group, Inc.........................  1,300   69,017
    State Auto Financial Corp.............................  1,300   26,390
   #State Street Corp.....................................  2,594  180,724
    StellarOne Corp.......................................    600   12,708
   #Stewart Information Services Corp.....................    400   12,372
  #*Stifel Financial Corp.................................  1,502   56,550
   *Suffolk Bancorp.......................................    200    3,630
  #*Sun Bancorp, Inc......................................    722    2,397
   #SunTrust Banks, Inc...................................  5,080  176,733
   #Susquehanna Bancshares, Inc...........................  3,894   51,790
   *SVB Financial Group...................................    900   78,498
  #*SWS Group, Inc........................................    600    3,576
   #Symetra Financial Corp................................  1,723   30,980
   #Synovus Financial Corp................................ 15,496   51,602
   #T Rowe Price Group, Inc...............................    400   30,096
   #TCF Financial Corp....................................  2,700   41,148
   #TD Ameritrade Holding Corp............................  1,900   51,357
  #*Tejon Ranch Co........................................    451   15,239
  #*Texas Capital Bancshares, Inc.........................    900   40,941
  #*TFS Financial Corp....................................  2,603   30,377
   #Thomas Properties Group, Inc..........................    337    1,907
   #Tompkins Financial Corp...............................    305   13,765
   #Torchmark Corp........................................  1,000   71,080
   #Tower Group International, Ltd........................  1,359   29,721
    TowneBank.............................................    721   11,514
   #Travelers Cos., Inc. (The)............................  3,008  251,318
    Tree.com, Inc.........................................    500    9,445
   #TrustCo Bank Corp.....................................  2,597   15,426
    Trustmark Corp........................................  1,700   45,849
    U.S. Bancorp..........................................  8,600  320,952
   #UMB Financial Corp....................................  1,200   71,760
   #Umpqua Holdings Corp..................................  3,092   52,069
   #Union Bankshares Inc/Morrisville......................     64    1,336
   #Union First Market Bankshares Corp....................    545   12,045
   #United Bankshares, Inc................................  1,400   39,648
   *United Community Banks, Inc...........................    223    3,039
    United Financial Bancorp, Inc.........................    711   11,099
    United Fire Group, Inc................................    700   18,207
   #Universal Insurance Holdings, Inc.....................  1,300   10,218
   #Univest Corp. of Pennsylvania.........................    600   12,174
    Unum Group............................................  2,772   87,706
    Validus Holdings, Ltd.................................  2,319   82,162
   #Valley National Bancorp...............................  3,926   40,634
   #ViewPoint Financial Group, Inc........................    571   12,316
   *Virginia Commerce Bancorp, Inc........................    565    8,492
   #Waddell & Reed Financial, Inc. Class A................    600   30,636
  #*Walker & Dunlop, Inc..................................    600   11,064
   #Washington Federal, Inc...............................  3,000   65,250
   #Washington Trust Bancorp, Inc.........................    517   16,720
  #*Waterstone Financial, Inc.............................  1,000   10,880

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Financials -- (Continued)
    Webster Financial Corp................................  1,903 $    51,838
    Wells Fargo & Co...................................... 31,743   1,380,820
   #WesBanco, Inc.........................................    680      20,026
   #Westamerica BanCorp...................................    530      25,435
  #*Western Alliance Bancorp..............................  1,825      32,357
   #Westwood Holdings Group, Inc..........................     77       3,830
   #Willis Group Holdings P.L.C...........................  1,454      62,231
   #Wilshire Bancorp, Inc.................................  1,608      14,134
   #Wintrust Financial Corp...............................  1,001      40,951
  #*World Acceptance Corp.................................    300      24,984
   #WR Berkley Corp.......................................  2,300      97,451
   #XL Group P.L.C........................................  4,023     126,121
   #Zions BanCorp.........................................  3,500     103,740
                                                                  -----------
Total Financials..........................................         21,868,886
                                                                  -----------
Industrials -- (11.2%)
   #3M Co.................................................  1,200     140,916
    AAON, Inc.............................................    960      20,707
   #AAR Corp..............................................    800      19,392
    ABM Industries, Inc...................................    800      20,720
  #*ACCO Brands Corp......................................    759       5,017
   #Acorn Energy, Inc.....................................    100         868
   #Actuant Corp. Class A.................................  1,900      67,089
   #Acuity Brands, Inc....................................    400      34,600
   #ADT Corp. (The).......................................  1,422      56,994
  #*Advisory Board Co. (The)..............................    400      23,476
   *AECOM Technology Corp.................................  1,444      48,952
  #*Aegion Corp...........................................    700      15,974
  #*Aerovironment, Inc....................................    700      15,827
   #AGCO Corp.............................................  1,100      61,875
    Alamo Group, Inc......................................    400      16,668
  #*Alaska Air Group, Inc.................................  1,600      97,872
    Albany International Corp. Class A....................    486      16,772
    Allegiant Travel Co...................................    400      38,952
   #Alliant Techsystems, Inc..............................    848      78,949
   oAllied Defense Group, Inc. (The)......................    300       1,575
   #Altra Holdings, Inc...................................    800      19,952
    AMERCO................................................    600      99,792
   #American Railcar Industries, Inc......................    600      21,558
    American Science & Engineering, Inc...................    200      12,158
   *American Woodmark Corp................................    490      16,998
   #AMETEK, Inc...........................................    675      31,239
    Ampco-Pittsburgh Corp.................................    300       5,772
   #AO Smith Corp.........................................  1,700      70,244
   #Apogee Enterprises, Inc...............................  1,000      26,760
   #Applied Industrial Technologies, Inc..................    900      46,944
   *ARC Document Solutions, Inc...........................    900       4,293
   #Arkansas Best Corp....................................    600      13,020
   *Armstrong World Industries, Inc.......................    549      27,494
   #Astec Industries, Inc.................................    500      17,500
   *Astronics Corp........................................    506      19,992
  #*Atlas Air Worldwide Holdings, Inc.....................    850      37,944
   #Avery Dennison Corp...................................  1,602      71,657

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
  #*Avis Budget Group, Inc................................ 2,700  $ 85,428
    AZZ, Inc..............................................   600    22,698
  #*B/E Aerospace, Inc.................................... 1,100    76,681
    Babcock & Wilcox Co. (The)............................ 1,200    36,648
   #Barnes Group, Inc..................................... 1,620    53,460
    Barrett Business Services, Inc........................   300    21,078
  #*Beacon Roofing Supply, Inc............................ 1,200    48,948
    Belden, Inc........................................... 1,200    70,332
   *Blount International, Inc.............................   500     6,590
  #*BlueLinx Holdings, Inc................................ 2,778     5,139
    Boeing Co. (The)...................................... 1,000   105,100
    Brady Corp. Class A................................... 1,100    36,597
   #Briggs & Stratton Corp................................ 1,200    24,300
    Brink's Co. (The).....................................   997    26,650
  #*CAI International, Inc................................   600    12,594
   #Carlisle Cos., Inc.................................... 1,000    67,740
  #*Casella Waste Systems, Inc. Class A...................   700     3,339
   #Caterpillar, Inc...................................... 1,000    82,910
    CDI Corp..............................................   700    11,011
   #Ceco Environmental Corp...............................   200     2,672
   #Celadon Group, Inc....................................   500    10,055
   #CH Robinson Worldwide, Inc............................   300    17,886
    Chicago Bridge & Iron Co. NV..........................   112     6,673
   #Cintas Corp........................................... 1,600    76,016
    CIRCOR International, Inc.............................   500    26,260
   #CLARCOR, Inc..........................................   900    49,482
  #*Clean Harbors, Inc....................................   400    22,576
    CNH Global NV.........................................   140     6,579
  #*Colfax Corp........................................... 1,104    58,589
   *Columbus McKinnon Corp................................   500    11,060
   #Comfort Systems USA, Inc.............................. 1,200    18,540
   *Commercial Vehicle Group, Inc.........................   400     2,896
   #Con-way, Inc.......................................... 1,428    59,191
  #*Consolidated Graphics, Inc............................   300    16,077
   *Copart, Inc...........................................   760    24,708
    Corporate Executive Board Co. (The)...................   400    26,972
    Covanta Holding Corp.................................. 2,083    43,347
  #*Covenant Transportation Group, Inc. Class A...........   100       641
   *CRA International, Inc................................   300     5,742
    Crane Co..............................................   900    54,810
    CSX Corp.............................................. 7,100   176,151
   #Cubic Corp............................................   600    30,330
    Cummins, Inc..........................................   300    36,357
    Curtiss-Wright Corp................................... 1,200    48,768
   #Danaher Corp.......................................... 2,000   134,680
   #Deere & Co............................................   600    49,842
   *Delta Air Lines, Inc.................................. 5,168   109,717
   #Deluxe Corp........................................... 1,100    45,111
  #*DigitalGlobe, Inc..................................... 1,670    54,108
    Donaldson Co., Inc....................................   800    29,000
   #Dover Corp............................................ 1,666   142,676
   #Dun & Bradstreet Corp. (The)..........................   224    23,213
  #*DXP Enterprises, Inc..................................   200    13,800

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
  #*Dycom Industries, Inc.................................    700 $   18,536
    Eastern Co. (The).....................................    142      2,374
    Eaton Corp. P.L.C.....................................  1,916    132,108
    EMCOR Group, Inc......................................  1,600     66,048
    Emerson Electric Co...................................  1,500     92,055
   #Encore Wire Corp......................................    700     29,197
  #*Energy Recovery, Inc..................................    992      4,335
  #*EnerNOC, Inc..........................................    785     12,262
   #EnerSys, Inc..........................................  1,200     63,504
  #*Engility Holdings, Inc................................    266      8,669
  #*EnPro Industries, Inc.................................    600     34,098
   #Equifax, Inc..........................................    900     56,907
   #ESCO Technologies, Inc................................    700     24,241
  #*Esterline Technologies Corp...........................    800     65,152
    Exelis, Inc...........................................  5,124     75,733
   #Expeditors International of Washington, Inc...........    700     28,224
    Exponent, Inc.........................................    300     19,836
   #Fastenal Co...........................................    600     29,406
  #*Federal Signal Corp...................................  1,700     16,490
    FedEx Corp............................................  2,068    219,208
  #*Flow International Corp...............................    319      1,231
    Flowserve Corp........................................    600     34,008
   #Fluor Corp............................................    785     49,110
   #Fortune Brands Home & Security, Inc...................    270     11,154
   #Forward Air Corp......................................    500     18,285
   *Franklin Covey Co.....................................    700     11,298
   #Franklin Electric Co., Inc............................  1,000     37,260
   #FreightCar America, Inc...............................    300      5,463
  #*FTI Consulting, Inc...................................  1,200     44,712
  #*Fuel Tech, Inc........................................    600      2,220
    G&K Services, Inc. Class A............................    500     26,405
   #GATX Corp.............................................  1,400     63,252
  #*GenCorp, Inc..........................................  1,200     21,012
   #Generac Holdings, Inc.................................  1,093     47,382
   #General Cable Corp....................................  1,052     33,159
    General Dynamics Corp.................................  1,700    145,078
   #General Electric Co................................... 64,022  1,560,216
   *Genesee & Wyoming, Inc. Class A.......................    800     71,728
  #*Gibraltar Industries, Inc.............................    800     12,320
   #Gorman-Rupp Co. (The).................................    500     17,365
   *GP Strategies Corp....................................    600     15,846
    Graco, Inc............................................    400     27,912
  #*GrafTech International, Ltd...........................  1,466     11,024
    Graham Corp...........................................    250      8,173
   #Granite Construction, Inc.............................  1,100     33,275
   #Great Lakes Dredge & Dock Corp........................  1,000      7,690
  #*Greenbrier Cos., Inc..................................    700     16,009
   #Griffon Corp..........................................  1,100     13,090
   #H&E Equipment Services, Inc...........................    100      2,284
    Hardinge, Inc.........................................    300      4,746
   #Harsco Corp...........................................  2,094     53,941
   #Heartland Express, Inc................................  1,500     22,080
   #HEICO Corp............................................    210     11,928

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
    HEICO Corp. Class A...................................   377  $ 15,163
  #*Heritage-Crystal Clean, Inc...........................    99     1,538
   #Herman Miller, Inc....................................   900    25,299
  #*Hertz Global Holdings, Inc............................ 2,888    73,962
  #*Hexcel Corp...........................................   900    31,689
  #*Hill International, Inc...............................   900     2,826
   #HNI Corp..............................................   932    35,519
    Honeywell International, Inc.......................... 1,400   116,172
   #Houston Wire & Cable Co...............................   221     3,277
  #*Hub Group, Inc. Class A...............................   700    26,775
   #Hubbell, Inc. Class A.................................   100     9,700
    Hubbell, Inc. Class B.................................   300    32,205
  #*Hudson Global, Inc....................................   700     1,659
    Huntington Ingalls Industries, Inc....................   999    62,118
    Hurco Cos., Inc.......................................   200     5,700
   *Huron Consulting Group, Inc...........................   413    21,038
    Hyster-Yale Materials Handling, Inc...................   400    26,004
   *ICF International, Inc................................   350    11,687
   #IDEX Corp............................................. 1,520    90,668
   *IHS, Inc. Class A.....................................   300    32,934
   *II-VI, Inc............................................ 1,177    20,809
   #Illinois Tool Works, Inc.............................. 1,200    86,448
   #Ingersoll-Rand P.L.C.................................. 1,900   115,995
  #*InnerWorkings, Inc....................................   640     7,475
   #Innovative Solutions & Support, Inc...................   400     3,084
    Insteel Industries, Inc...............................   400     6,720
  #*Integrated Electrical Services, Inc...................   500     2,945
   #Interface, Inc........................................ 1,285    24,402
   #Iron Mountain, Inc....................................   653    18,153
   #ITT Corp.............................................. 1,500    46,860
  #*Jacobs Engineering Group, Inc.........................   833    49,314
   #JB Hunt Transport Services, Inc.......................   420    31,471
   *JetBlue Airways Corp.................................. 7,800    51,012
   #Joy Global, Inc.......................................   500    24,750
   #Kaman Corp............................................   600    22,716
   #Kansas City Southern.................................. 1,600   172,400
    KAR Auction Services, Inc............................. 1,819    46,275
    Kaydon Corp...........................................   900    26,172
   #KBR, Inc..............................................   800    25,024
   #Kelly Services, Inc. Class A..........................   632    12,368
   #Kennametal, Inc....................................... 1,500    65,010
  #*Key Technology, Inc...................................   200     2,896
    Kforce, Inc...........................................   856    14,278
  #*Kirby Corp............................................ 1,300   109,798
    Knight Transportation, Inc............................ 2,000    33,940
   #Knoll, Inc............................................   628    10,375
   *Korn/Ferry International..............................   806    15,741
   #L-3 Communications Holdings, Inc...................... 1,600   149,040
   #Landstar System, Inc..................................   400    21,624
   #Lawson Products, Inc..................................   185     2,244
  #*Layne Christensen Co..................................   500     9,690
   #LB Foster Co. Class A.................................   200     9,296
   #Lennox International, Inc.............................   560    40,219

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
   #Lincoln Electric Holdings, Inc........................ 1,808  $106,744
   #Lindsay Corp..........................................   300    22,530
  #*LMI Aerospace, Inc....................................   300     5,547
   #Lockheed Martin Corp..................................   324    38,919
    LSI Industries, Inc...................................   700     5,712
   #Manitowoc Co., Inc. (The)............................. 2,048    42,045
   #Manpowergroup, Inc.................................... 1,514   101,241
   #Marten Transport, Ltd.................................   900    15,444
   #Masco Corp............................................ 1,200    24,624
  #*MasTec, Inc........................................... 1,477    48,741
    Mastech Holdings, Inc.................................    44       431
   #Matson, Inc........................................... 1,017    28,801
   #McGrath RentCorp......................................   700    23,968
   #Met-Pro Corp..........................................   533     7,275
   *Metalico, Inc......................................... 1,567     2,272
   *Mfri, Inc.............................................   200     2,168
    Michael Baker Corp....................................   300    12,120
   *Middleby Corp.........................................   215    38,472
    Miller Industries, Inc................................   300     4,977
   #Mine Safety Appliances Co............................. 1,000    53,130
  #*Mobile Mini, Inc...................................... 1,081    37,305
   *Moog, Inc. Class A.................................... 1,100    61,864
   *Moog, Inc. Class B....................................   138     7,812
    Mueller Industries, Inc............................... 1,100    60,379
    Mueller Water Products, Inc. Class A.................. 3,445    26,664
   #Multi-Color Corp......................................   432    14,952
  #*National Technical Systems, Inc.......................   300     4,785
  #*Navigant Consulting, Inc.............................. 1,100    14,762
   #NL Industries, Inc....................................   941    10,436
   #Nordson Corp..........................................   400    28,864
    Norfolk Southern Corp................................. 3,416   249,915
    Northrop Grumman Corp................................. 1,795   165,248
   *Northwest Pipe Co.....................................   100     2,980
   *Old Dominion Freight Line, Inc........................ 1,800    78,624
   #Omega Flex, Inc.......................................   169     3,044
   *On Assignment, Inc.................................... 1,100    33,583
   *Orbital Sciences Corp................................. 1,000    18,540
  #*Orion Energy Systems, Inc.............................   900     3,096
   *Orion Marine Group, Inc............................... 1,000    12,570
   *Oshkosh Corp.......................................... 1,336    59,880
  #*Owens Corning......................................... 2,256    89,089
    PACCAR, Inc...........................................   550    30,949
    PAM Transportation Services, Inc......................   300     3,591
   *Park-Ohio Holdings Corp...............................   200     7,026
    Parker Hannifin Corp..................................   500    51,640
  #*Patrick Industries, Inc...............................   117     2,914
    Pentair, Ltd.......................................... 2,088   127,535
   *PGT, Inc..............................................   148     1,480
   #Pitney Bowes, Inc.....................................   300     4,953
  #*PMFG, Inc.............................................   256     1,946
  #*Powell Industries, Inc................................   300    14,760
  #*PowerSecure International, Inc........................   500     8,140
   #Precision Castparts Corp..............................   200    44,344

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
   #Preformed Line Products Co............................    191 $ 13,933
   #Primoris Services Corp................................    847   17,618
    Quad/Graphics, Inc....................................    200    5,608
   #Quanex Building Products Corp.........................  1,000   17,020
  #*Quanta Services, Inc..................................  1,500   40,215
   #Raven Industries, Inc.................................    600   18,396
   #Raytheon Co...........................................  1,600  114,944
  #*RBC Bearings, Inc.....................................    700   38,402
   #RCM Technologies, Inc.................................    400    2,168
    Regal-Beloit Corp.....................................  1,000   64,680
  #*Republic Airways Holdings, Inc........................  1,000   13,730
   #Republic Services, Inc................................  2,910   98,678
  #*Roadrunner Transportation Systems, Inc................    799   24,154
   #Robert Half International, Inc........................    500   18,620
   #Rockwell Automation, Inc..............................    500   48,425
   #Rockwell Collins, Inc.................................    500   35,585
   #Rollins, Inc..........................................  1,060   27,030
   #Roper Industries, Inc.................................  1,300  163,748
   #RR Donnelley & Sons Co................................  3,900   74,061
  #*Rush Enterprises, Inc. Class A........................    750   18,690
    Ryder System, Inc.....................................  1,300   80,392
  #*Saia, Inc.............................................    450   13,473
   #Simpson Manufacturing Co., Inc........................  1,400   46,228
   #SkyWest, Inc..........................................    900   13,608
    SL Industries, Inc....................................    200    5,800
    Snap-on, Inc..........................................  1,000   94,850
   #Southwest Airlines Co................................. 12,663  175,129
  #*Spirit Aerosystems Holdings, Inc. Class A.............  1,500   38,040
   *Spirit Airlines, Inc..................................    800   26,440
   #SPX Corp..............................................    746   57,002
   #Standex International Corp............................    300   17,709
    Stanley Black & Decker, Inc...........................  1,100   93,082
    Steelcase, Inc. Class A...............................  2,300   35,052
  #*Stericycle, Inc.......................................    300   34,782
    Sun Hydraulics Corp...................................    462   14,530
  #*Swift Transportation Co...............................  1,700   30,328
   #Sypris Solutions, Inc.................................    700    2,268
   #TAL International Group, Inc..........................    900   36,225
  #*Taser International, Inc..............................  1,471   13,062
  #*Team, Inc.............................................    500   19,595
  #*Tecumseh Products Co. Class A.........................    300    3,444
   *Teledyne Technologies, Inc............................    800   64,136
   #Tennant Co............................................    300   15,480
  #*Terex Corp............................................  1,939   57,162
  #*Tetra Tech, Inc.......................................  1,600   37,760
   #Textainer Group Holdings, Ltd.........................    800   28,312
   #Textron, Inc..........................................  2,314   63,357
    Timken Co.............................................  1,100   64,262
   #Titan International, Inc..............................    755   13,016
  #*Titan Machinery, Inc..................................    261    4,982
    Toro Co. (The)........................................    400   19,712
    Towers Watson & Co. Class A...........................    400   33,692
    TransDigm Group, Inc..................................    100   14,459

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Industrials -- (Continued)
  #*Trex Co., Inc.........................................   222  $    10,509
   *Trimas Corp...........................................   456       16,886
   #Trinity Industries, Inc............................... 1,900       74,803
    Triumph Group, Inc.................................... 1,120       87,875
   *TrueBlue, Inc.........................................   575       15,353
  #*Tutor Perini Corp.....................................   624       12,343
   #Twin Disc, Inc........................................   400        9,992
    Tyco International, Ltd............................... 1,405       48,908
   *Ultralife Corp........................................   400        1,392
   #UniFirst Corp.........................................   440       43,129
   #Union Pacific Corp.................................... 2,900      459,911
  #*United Continental Holdings, Inc...................... 2,400       83,640
   #United Parcel Service, Inc. Class B................... 1,100       95,480
  #*United Rentals, Inc...................................   425       24,361
   #United Stationers, Inc................................   900       37,251
    United Technologies Corp.............................. 1,655      174,718
   #Universal Forest Products, Inc........................   600       24,750
  #*Universal Truckload Services, Inc.....................   325        8,960
   #URS Corp.............................................. 1,700       79,050
  #*US Airways Group, Inc................................. 1,900       36,765
   #US Ecology, Inc.......................................   400       12,228
  #*USG Corp.............................................. 1,447       36,363
   #UTi Worldwide, Inc.................................... 1,678       27,687
   #Valmont Industries, Inc...............................   500       69,820
  #*Verisk Analytics, Inc. Class A........................   350       22,526
  #*Versar, Inc...........................................   300        1,581
    Viad Corp.............................................   600       14,430
   *Vicor Corp............................................   655        5,430
  #*Virco Manufacturing Corp..............................   285          690
   *Volt Information Sciences, Inc........................   900        6,300
  #*Wabash National Corp..................................   600        6,438
   *WABCO Holdings, Inc...................................   200       15,812
    Wabtec Corp...........................................   600       34,836
   #Waste Connections, Inc................................ 2,000       86,520
    Waste Management, Inc................................. 1,474       61,952
    Watsco, Inc...........................................   400       37,340
   #Watts Water Technologies, Inc. Class A................   800       41,824
   #Werner Enterprises, Inc............................... 1,700       40,902
  #*Wesco Aircraft Holdings, Inc..........................    52        1,018
  #*WESCO International, Inc..............................   649       49,181
    Woodward, Inc......................................... 1,000       40,920
   #WW Grainger, Inc......................................   120       31,457
   #Xylem, Inc............................................ 1,471       36,672
                                                                  -----------
Total Industrials.........................................         14,921,704
                                                                  -----------
Information Technology -- (9.9%)
  #*3D Systems Corp.......................................   900       42,507
   #Accenture P.L.C. Class A..............................   500       36,905
  #*ACI Worldwide, Inc....................................   561       26,563
    Activision Blizzard, Inc.............................. 1,200       21,576
   *Acxiom Corp........................................... 2,300       59,271
  #*ADDvantage Technologies Group, Inc....................   400        1,032
   *Adobe Systems, Inc.................................... 1,124       53,143

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
   #ADTRAN, Inc...........................................   600  $ 15,858
   *Advanced Energy Industries, Inc....................... 1,100    23,826
  #*Advanced Micro Devices, Inc........................... 3,816    14,386
   #Advent Software, Inc..................................   859    25,280
  #*Akamai Technologies, Inc..............................   612    28,886
  #*Alliance Data Systems Corp............................   100    19,778
   #Altera Corp...........................................   500    17,780
    Amdocs, Ltd........................................... 1,200    46,164
    American Software, Inc. Class A.......................   900     8,154
   *Amkor Technology, Inc................................. 4,400    18,568
   #Amphenol Corp. Class A................................   600    47,136
   *Amtech Systems, Inc...................................   400     2,740
    Analog Devices, Inc................................... 1,343    66,290
   *Anaren, Inc...........................................   500    11,705
  #*Anixter International, Inc............................   736    61,117
   *ANSYS, Inc............................................   300    23,952
    AOL, Inc.............................................. 2,187    80,569
    Apple, Inc............................................ 1,600   724,000
    Applied Materials, Inc................................ 4,130    67,360
  #*Applied Micro Circuits Corp........................... 1,196    14,197
   *ARRIS Group, Inc...................................... 2,960    44,518
   *Arrow Electronics, Inc................................ 1,426    65,097
   *Aspen Technology, Inc................................. 1,102    35,859
  #*Atmel Corp............................................ 1,400    11,060
   *ATMI, Inc.............................................   900    22,365
  #*Autodesk, Inc.........................................   700    24,773
   #Automatic Data Processing, Inc........................ 1,000    72,090
    Avago Technologies, Ltd...............................   600    22,008
  #*Aviat Networks, Inc...................................   210       557
   *Avnet, Inc............................................ 1,633    61,515
    AVX Corp.............................................. 3,100    39,649
   #Aware, Inc............................................   900     4,446
   *AXT, Inc..............................................   300       840
   #Badger Meter, Inc.....................................   300    14,292
   *Benchmark Electronics, Inc............................ 1,800    39,816
   #Black Box Corp........................................   600    16,236
    Blackbaud, Inc........................................   350    12,281
  #*Blucora, Inc.......................................... 1,000    20,000
   *BMC Software, Inc.....................................   400    18,388
  #*Bottomline Technologies de, Inc.......................   822    23,896
    Broadcom Corp. Class A................................ 1,212    33,415
   #Broadridge Financial Solutions, Inc...................   813    23,528
   *Brocade Communications Systems, Inc................... 4,903    32,654
    Brooks Automation, Inc................................ 1,100    10,802
  #*Bsquare Corp..........................................   300       837
  #*BTU International, Inc................................   300       825
    CA, Inc............................................... 1,700    50,558
  #*Cabot Microelectronics Corp...........................   600    22,188
  #*CACI International, Inc. Class A......................   606    40,238
  #*Cadence Design Systems, Inc...........................   600     8,748
   *CalAmp Corp...........................................   500     7,675
   *Calix, Inc............................................   993    11,598
  #*Cardtronics, Inc......................................   413    12,167

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
   *Ceva, Inc.............................................     95 $  1,732
   *Checkpoint Systems, Inc...............................    567    9,752
  #*Cirrus Logic, Inc.....................................    417    8,040
    Cisco Systems, Inc.................................... 16,702  426,736
  #*Citrix Systems, Inc...................................    400   28,808
    Cognex Corp...........................................  1,140   60,545
   *Cognizant Technology Solutions Corp. Class A..........    400   28,956
    Coherent, Inc.........................................    700   39,676
    Cohu, Inc.............................................    600    7,080
  #*CommVault Systems, Inc................................    200   16,886
   #Computer Sciences Corp................................  2,500  119,150
    Computer Task Group, Inc..............................    500    9,300
    Compuware Corp........................................  3,943   44,714
    Comtech Telecommunications Corp.......................    587   15,896
  #*Concur Technologies, Inc..............................    600   53,334
   #Convergys Corp........................................  2,800   53,004
   *CoreLogic, Inc........................................  2,743   76,530
    Corning, Inc..........................................  5,395   81,950
  #*CoStar Group, Inc.....................................    383   59,959
  #*Cray, Inc.............................................    985   22,822
  #*Cree, Inc.............................................  2,461  172,024
   #Crexendo, Inc.........................................    200      630
    CSG Systems International, Inc........................    860   20,365
  #*CyberOptics Corp......................................    300    1,797
   #Cypress Semiconductor Corp............................    256    3,269
   #Daktronics, Inc.......................................    587    6,387
  #*Dealertrack Technologies, Inc.........................  1,000   37,400
   #Dell, Inc.............................................  1,600   20,272
   #Diebold, Inc..........................................  1,200   39,192
   #Digimarc Corp.........................................    128    2,687
  #*Diodes, Inc...........................................    900   24,669
   *DSP Group, Inc........................................    600    4,470
    DST Systems, Inc......................................    620   43,419
   *Dynamics Research Corp................................    300    1,689
    EarthLink, Inc........................................  3,100   19,437
   *eBay, Inc.............................................  3,900  201,591
   #Ebix, Inc.............................................    762    8,839
  #*EchoStar Corp. Class A................................    422   16,863
   #Electro Rent Corp.....................................    677   12,105
    Electro Scientific Industries, Inc....................    800    9,080
   *Electronic Arts, Inc..................................  1,500   39,180
  #*Electronics for Imaging, Inc..........................  1,016   30,510
   #EMC Corp..............................................  5,400  141,210
  #*Emcore Corp...........................................    300    1,263
  #*Emulex Corp...........................................  1,500   12,015
   *Entegris, Inc.........................................  3,153   30,048
  #*Envestnet, Inc........................................    684   17,025
    EPIQ Systems, Inc.....................................    900   11,709
   #ePlus, Inc............................................    109    6,920
  #*Equinix, Inc..........................................    448   80,349
  #*Euronet Worldwide, Inc................................  1,400   51,534
   *Exar Corp.............................................  1,140   14,831
   *ExlService Holdings, Inc..............................    500   14,000

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
   *Extreme Networks......................................  2,847 $ 12,328
  #*F5 Networks, Inc......................................    300   26,328
   *Fabrinet..............................................    700   10,367
   #FactSet Research Systems, Inc.........................    100   10,918
    Fair Isaac Corp.......................................    900   44,964
  #*Fairchild Semiconductor International, Inc............  3,216   40,586
  #*FalconStor Software, Inc..............................    700      714
  #*FARO Technologies, Inc................................    300   11,019
    FEI Co................................................    800   61,960
   #Fidelity National Information Services, Inc...........  4,349  187,703
  #*Finisar Corp..........................................  2,200   42,526
  #*First Solar, Inc......................................  1,130   55,641
  #*Fiserv, Inc...........................................  1,500  144,360
    FLIR Systems, Inc.....................................    800   25,976
   #Forrester Research, Inc...............................    400   14,032
  #*Fortinet, Inc.........................................    500   10,625
    Frequency Electronics, Inc............................    300    3,189
  #*Gartner, Inc..........................................    500   30,005
    Genpact, Ltd..........................................  2,845   58,010
    Global Payments, Inc..................................    675   31,259
   *Globecomm Systems, Inc................................    600    8,694
  #*Google, Inc. Class A..................................    400  355,040
  #*Guidewire Software, Inc...............................    500   21,880
    Harris Corp...........................................    300   17,121
   #Heartland Payment Systems, Inc........................    628   23,431
    Hewlett-Packard Co....................................  5,674  145,708
  #*Hittite Microwave Corp................................    617   38,550
    IAC/InterActiveCorp...................................  1,207   61,086
  #*ID Systems, Inc.......................................    400    2,008
  #*Identive Group, Inc...................................  1,108      847
   *Ikanos Communications, Inc............................    410      525
   *Imation Corp..........................................    400    1,872
   *Immersion Corp........................................    800   11,472
  #*Infinera Corp.........................................  1,900   20,729
  #*Informatica Corp......................................    400   15,268
  #*Ingram Micro, Inc. Class A............................  2,108   48,126
   *Innodata, Inc.........................................    200      540
  #*Insight Enterprises, Inc..............................    900   19,251
   *Integrated Device Technology, Inc.....................  3,014   27,156
   #Intel Corp............................................ 13,000  302,900
   *Interactive Intelligence Group, Inc...................    200   11,360
   #InterDigital, Inc.....................................    694   27,573
  #*Intermec, Inc.........................................  1,700   16,881
   *Internap Network Services Corp........................  1,600   13,040
    International Business Machines Corp..................  2,200  429,088
  #*International Rectifier Corp..........................  1,127   27,172
  #*Interphase Corp.......................................    200    1,028
   #Intersil Corp. Class A................................  3,200   32,672
  #*Intevac, Inc..........................................    700    4,459
   *IntraLinks Holdings, Inc..............................     96      912
  #*IntriCon Corp.........................................    200      774
   #Intuit, Inc...........................................    400   25,568
   #IPG Photonics Corp....................................    260   15,834

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
  #*Itron, Inc............................................  1,000 $ 43,120
   *Ixia..................................................  1,573   21,865
   #j2 Global, Inc........................................  1,050   48,058
    Jabil Circuit, Inc....................................  1,000   22,990
   #Jack Henry & Associates, Inc..........................  1,056   51,005
  #*JDS Uniphase Corp.....................................  1,700   24,939
  #*Juniper Networks, Inc.................................  3,789   82,108
   #Keynote Systems, Inc..................................    200    3,986
   #KLA-Tencor Corp.......................................    900   52,767
  #*Kulicke & Soffa Industries, Inc.......................  1,300   15,171
  #*Lam Research Corp.....................................  2,587  127,332
  #*Lattice Semiconductor Corp............................  2,800   14,448
    Lender Processing Services, Inc.......................    542   17,713
   #Lexmark International, Inc. Class A...................  1,000   37,490
   #Linear Technology Corp................................    740   30,014
  #*Lionbridge Technologies, Inc..........................    322    1,066
    Littelfuse, Inc.......................................    600   47,994
   *LoJack Corp...........................................    600    1,998
   *LSI Corp..............................................  1,600   12,448
   *Magnachip Semiconductor Corp..........................    652   13,405
  #*Manhattan Associates, Inc.............................    320   28,269
   #ManTech International Corp. Class A...................    600   17,724
   #Marvell Technology Group, Ltd.........................  4,170   54,085
    Mastercard, Inc. Class A..............................    200  122,122
   #Maxim Integrated Products, Inc........................  1,178   33,691
    MAXIMUS, Inc..........................................  1,600   60,176
   *Measurement Specialties, Inc..........................    500   24,890
    Mentor Graphics Corp..................................  3,300   67,749
   #Methode Electronics, Inc..............................    707   13,355
   #Micrel, Inc...........................................    552    5,857
   #Microchip Technology, Inc.............................    600   23,844
  #*Micron Technology, Inc................................ 10,475  138,794
  #*MICROS Systems, Inc...................................    200    9,746
   *Microsemi Corp........................................  2,307   56,891
    Microsoft Corp........................................ 14,200  451,986
   #MKS Instruments, Inc..................................  1,500   40,680
  #*ModusLink Global Solutions, Inc.......................    900    2,799
   #Molex, Inc. Class A...................................    882   22,121
   #Monolithic Power Systems, Inc.........................  1,260   32,987
    Monotype Imaging Holdings, Inc........................    800   19,624
  #*Monster Worldwide, Inc................................  3,200   18,304
   #Motorola Solutions, Inc...............................    547   29,992
   *Move, Inc.............................................    523    7,264
   #MTS Systems Corp......................................    300   18,915
  #*Multi-Fineline Electronix, Inc........................    800   12,096
  #*NAPCO Security Technologies, Inc......................    600    3,060
   #National Instruments Corp.............................  1,500   42,285
   *NCR Corp..............................................    800   28,800
   #NetApp, Inc...........................................    600   24,672
  #*NETGEAR, Inc..........................................    825   24,593
   *Netscout Systems, Inc.................................  1,100   29,183
  #*NetSuite, Inc.........................................    348   32,674
  #*NeuStar, Inc. Class A.................................    700   39,256

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
   *Newport Corp..........................................   800  $ 11,720
   #NIC, Inc..............................................   700    12,894
  #*Nuance Communications, Inc............................ 1,100    20,636
   #NVIDIA Corp........................................... 4,300    62,049
  #*Oclaro, Inc...........................................   500       595
  #*OmniVision Technologies, Inc..........................   800    13,008
  #*ON Semiconductor Corp................................. 3,364    27,719
    Oracle Corp........................................... 6,700   216,745
  #*OSI Systems, Inc......................................   500    35,195
   *PAR Technology Corp...................................   400     1,680
   #Park Electrochemical Corp.............................   600    16,320
   #Paychex, Inc..........................................   800    31,552
    PC Connection, Inc.................................... 1,000    16,960
    PC-Tel, Inc...........................................   700     6,755
   *PCM, Inc..............................................   400     4,016
   *PDF Solutions, Inc....................................   800    16,416
  #*Performance Technologies, Inc.........................   400       550
  #*Planar Systems, Inc...................................   569     1,070
    Plantronics, Inc......................................   800    37,192
  #*Plexus Corp...........................................   700    24,479
  #*PMC - Sierra, Inc..................................... 4,949    32,688
   *Polycom, Inc.......................................... 1,800    17,208
   #Power Integrations, Inc...............................   428    23,604
  #*Progress Software Corp................................ 1,500    38,385
  #*PROS Holdings, Inc....................................   183     6,006
  #*PTC, Inc..............................................   700    18,956
   #QAD, Inc. Class B.....................................   101     1,161
   *QLIK Technologies, Inc................................   390    12,215
  #*QLogic Corp........................................... 1,500    16,515
   #QUALCOMM, Inc......................................... 3,200   206,560
  #*QuickLogic Corp.......................................   300       831
  #*Rackspace Hosting, Inc................................   300    13,587
  #*Rambus, Inc........................................... 2,047    19,958
   *RealNetworks, Inc..................................... 1,200     9,444
  #*Red Hat, Inc..........................................   800    41,416
  #*Reis, Inc.............................................   200     3,680
  #*Responsys, Inc........................................   391     5,666
  #*RF Micro Devices, Inc................................. 3,801    19,727
    Rimage Corp...........................................   400     3,608
   *Rofin-Sinar Technologies, Inc.........................   400     9,244
  #*Rogers Corp...........................................   400    22,248
  #*Rovi Corp.............................................   515    11,603
  #*Rubicon Technology, Inc...............................   590     4,968
  #*Rudolph Technologies, Inc............................. 1,000    12,350
   #SAIC, Inc............................................. 2,992    45,748
  #*Salesforce.com, Inc...................................   800    35,000
   *SanDisk Corp.......................................... 1,900   104,728
   *Sanmina Corp.......................................... 1,100    18,106
  #*Sapient Corp.......................................... 2,855    39,142
   *ScanSource, Inc.......................................   700    24,927
   *Seachange International, Inc..........................   516     6,078
   #Seagate Technology P.L.C.............................. 1,240    50,728
  #*Semtech Corp.......................................... 1,100    33,275

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
  #*ServiceSource International, Inc......................    89  $    950
  #*Sigma Designs, Inc....................................   300     1,566
  #*Silicon Laboratories, Inc.............................   700    27,342
  #*Skyworks Solutions, Inc...............................   600    14,412
  #*SolarWinds, Inc.......................................   200     7,098
  #*Sonus Networks, Inc................................... 5,500    18,810
  #*SS&C Technologies Holdings, Inc....................... 1,365    48,840
   *Stamps.com, Inc.......................................   300    11,958
  #*StarTek, Inc..........................................   300     1,599
  #*Stratasys, Ltd........................................   200    17,730
  #*SunEdison, Inc........................................ 4,656    46,932
  #*SunPower Corp......................................... 1,332    36,830
    Supertex, Inc.........................................   200     5,376
   *support.com, Inc...................................... 1,000     5,050
   *Sykes Enterprises, Inc................................ 1,080    18,965
    Symantec Corp.........................................   700    18,676
  #*Synaptics, Inc........................................   750    30,000
  #*Synchronoss Technologies, Inc.........................   162     5,587
  #*SYNNEX Corp...........................................   900    44,568
  #*Synopsys, Inc......................................... 1,853    68,635
   #Syntel, Inc...........................................   300    21,534
  #*Take-Two Interactive Software, Inc.................... 2,201    38,584
    TE Connectivity, Ltd.................................. 1,413    72,120
  #*Tech Data Corp........................................ 1,200    61,608
  #*TechTarget, Inc.......................................   636     3,428
  #*Telenav, Inc..........................................   500     3,065
  #*TeleTech Holdings, Inc................................ 1,009    25,275
   #Tellabs, Inc.......................................... 5,900    13,216
  #*Teradata Corp.........................................   800    47,296
  #*Teradyne, Inc......................................... 2,728    44,985
   #Tessco Technologies, Inc..............................   150     4,806
   #Tessera Technologies, Inc............................. 1,453    29,162
   #Texas Instruments, Inc................................ 2,200    86,240
  #*TIBCO Software, Inc...................................   600    14,964
   #Transact Technologies, Inc............................   400     3,636
  #*Trimble Navigation, Ltd............................... 1,200    34,248
  #*TriQuint Semiconductor, Inc........................... 3,000    23,970
   *TTM Technologies, Inc................................. 1,700    15,708
  #*Tyler Technologies, Inc...............................   400    29,848
  #*Ultratech, Inc........................................   600    17,532
   *Unisys Corp...........................................   810    21,011
    United Online, Inc.................................... 2,200    17,864
  #*ValueClick, Inc....................................... 1,430    34,949
  #*Veeco Instruments, Inc................................   700    24,332
   *Verint Systems, Inc...................................   500    17,890
  #*VeriSign, Inc.........................................   500    23,920
  #*ViaSat, Inc........................................... 1,000    66,790
  #*Viasystems Group, Inc.................................   180     2,673
  #*Video Display Corp....................................   300     1,143
  #*Virtusa Corp..........................................   632    16,293
    Visa, Inc. Class A.................................... 1,600   283,216
  #*Vishay Intertechnology, Inc........................... 3,100    44,609
  #*VistaPrint NV.........................................   519    26,459

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Information Technology -- (Continued)
  #*Web.com Group, Inc....................................    966 $    25,097
  #*WebMD Health Corp.....................................    500      16,505
    Western Digital Corp..................................  2,700     173,826
  #*WEX, Inc..............................................    500      43,470
    Xerox Corp............................................ 14,416     139,835
   #Xilinx, Inc...........................................    800      37,352
   *XO Group, Inc.........................................    900      10,764
   #Xyratex, Ltd..........................................    789       8,505
   *Yahoo!, Inc...........................................  5,300     148,877
   *Zebra Technologies Corp. Class A......................    849      39,198
  #*Zix Corp..............................................  1,300       5,850
                                                                  -----------
Total Information Technology..............................         13,104,275
                                                                  -----------
Materials -- (3.9%)
   #A Schulman, Inc.......................................    719      19,269
  #*AEP Industries, Inc...................................    200      16,140
   #Air Products & Chemicals, Inc.........................    500      54,320
   #Airgas, Inc...........................................  1,000     103,210
   #Albemarle Corp........................................    300      18,603
   #Alcoa, Inc............................................  7,600      60,420
   #Allegheny Technologies, Inc...........................    843      23,242
   #AMCOL International Corp..............................    711      24,942
    American Vanguard Corp................................    800      19,752
   #Aptargroup, Inc.......................................  1,200      70,068
    Ashland, Inc..........................................  1,241     107,768
    Axiall Corp...........................................  1,023      45,094
   #Ball Corp.............................................    600      26,874
   #Bemis Co., Inc........................................  2,200      90,618
    Boise, Inc............................................  1,804      16,416
    Buckeye Technologies, Inc.............................  1,400      52,108
   #Cabot Corp............................................  1,200      49,224
  #*Calgon Carbon Corp....................................  1,200      21,516
   #Carpenter Technology Corp.............................    800      41,824
   #Celanese Corp. Series A...............................    500      24,030
  #*Century Aluminum Co...................................  2,502      20,992
    CF Industries Holdings, Inc...........................    400      78,404
   *Chemtura Corp.........................................  2,194      49,058
   *Clearwater Paper Corp.................................    600      29,352
   #Cliffs Natural Resources, Inc.........................  1,248      24,348
  #*Coeur d'Alene Mines Corp..............................  1,988      26,659
   #Commercial Metals Co..................................  3,400      52,666
   #Compass Minerals International, Inc...................    300      22,680
   *Core Molding Technologies, Inc........................    300       2,769
   *Crown Holdings, Inc...................................    500      21,915
   #Cytec Industries, Inc.................................  1,100      85,690
   #Deltic Timber Corp....................................    300      18,099
    Domtar Corp...........................................    802      55,747
    Dow Chemical Co. (The)................................  4,000     140,160
   #Eagle Materials, Inc..................................  1,100      74,228
    Eastman Chemical Co...................................    544      43,754
   #Ecolab, Inc...........................................    592      54,547
   #EI du Pont de Nemours & Co............................  1,800     103,842
   *Ferro Corp............................................  2,200      14,366

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Materials -- (Continued)
   #FMC Corp..............................................   600  $ 39,696
    Freeport-McMoRan Copper & Gold, Inc................... 3,215    90,920
    Friedman Industries, Inc..............................   300     2,958
   #FutureFuel Corp.......................................   180     2,842
   #Globe Specialty Metals, Inc........................... 1,322    15,771
   *Graphic Packaging Holding Co.......................... 5,411    46,535
   #Greif, Inc. Class A...................................   600    33,192
    Greif, Inc. Class B...................................   234    13,397
   #Hawkins, Inc..........................................   233     9,029
   #Haynes International, Inc.............................   259    12,458
   #HB Fuller Co.......................................... 1,200    48,180
   #Hecla Mining Co....................................... 6,909    22,316
  #*Horsehead Holding Corp................................   233     2,854
   #Huntsman Corp......................................... 2,700    48,654
    Innophos Holdings, Inc................................   408    20,335
    Innospec, Inc.........................................   558    23,949
   #International Flavors & Fragrances, Inc...............   300    24,204
   #International Paper Co................................ 3,400   164,254
   #Intrepid Potash, Inc..................................   917    11,719
    Kaiser Aluminum Corp..................................   500    32,625
    KapStone Paper and Packaging Corp..................... 1,400    61,670
   #KMG Chemicals, Inc....................................   300     6,774
  #*Kraton Performance Polymers, Inc......................   400     8,120
    Kronos Worldwide, Inc.................................   564     9,329
  #*Landec Corp...........................................   800    12,072
   *Louisiana-Pacific Corp................................ 3,715    60,406
    LyondellBasell Industries NV Class A..................   962    66,099
   #Martin Marietta Materials, Inc........................   747    74,401
   #Materion Corp.........................................   491    14,799
   #MeadWestvaco Corp..................................... 2,000    73,900
    Minerals Technologies, Inc............................ 1,200    55,200
    Monsanto Co...........................................   900    88,902
   #Mosaic Co. (The)......................................   960    39,446
    Myers Industries, Inc.................................   775    15,089
   #NewMarket Corp........................................   300    81,768
   #Newmont Mining Corp................................... 2,600    78,000
   #Nucor Corp............................................ 2,275   106,425
   #Olin Corp............................................. 1,700    41,480
   #Olympic Steel, Inc....................................   300     8,355
  #*OM Group, Inc.........................................   900    27,783
   *Owens-Illinois, Inc................................... 1,196    35,581
    Packaging Corp. of America............................ 1,220    65,624
  #*Penford Corp..........................................   200     2,968
   #PH Glatfelter Co......................................   800    21,176
   #PolyOne Corp.......................................... 2,422    70,020
    PPG Industries, Inc...................................   340    54,550
   #Praxair, Inc..........................................   400    48,068
    Quaker Chemical Corp..................................   400    26,388
   #Reliance Steel & Aluminum Co.......................... 1,607   112,811
    Rock Tenn Co. Class A.................................   827    94,567
    Rockwood Holdings, Inc................................ 1,200    81,276
   #Royal Gold, Inc.......................................   800    41,352
    RPM International, Inc................................ 2,900   102,196

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Materials -- (Continued)
  #*RTI International Metals, Inc.........................    400 $   12,260
   #Schnitzer Steel Industries, Inc. Class A..............    600     15,396
    Scotts Miracle-Gro Co. (The) Class A..................    300     15,075
    Sealed Air Corp.......................................  2,662     72,513
    Sensient Technologies Corp............................  1,248     54,924
    Sherwin-Williams Co. (The)............................    200     34,834
    Silgan Holdings, Inc..................................    600     28,944
   #Sonoco Products Co....................................  1,434     55,195
   #Southern Copper Corp..................................    101      2,633
    Steel Dynamics, Inc...................................  3,710     57,728
    Stepan Co.............................................    600     35,916
  #*Stillwater Mining Co..................................  2,900     35,090
   *SunCoke Energy, Inc...................................    938     14,820
   *Texas Industries, Inc.................................    700     43,498
   #Tredegar Corp.........................................    800     24,008
  #*United States Lime & Minerals, Inc....................    200     11,928
   #United States Steel Corp..............................  2,069     35,897
   #US Silica Holdings, Inc...............................    438     10,600
    Valspar Corp. (The)...................................    700     47,684
   #Vulcan Materials Co...................................  1,494     70,487
   #Walter Energy, Inc....................................    300      3,357
   #Wausau Paper Corp.....................................  1,700     19,363
   #Westlake Chemical Corp................................  1,281    133,250
    Worthington Industries, Inc...........................  1,900     67,963
   *WR Grace & Co.........................................    400     30,728
  #*Zoltek Cos., Inc......................................    900     12,537
                                                                  ----------
Total Materials...........................................         5,103,825
                                                                  ----------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares..........    100         --
  o#*Gerber Scientific, Inc. Escrow Shares................    900         --
  o*Softbrands, Inc. Escrow Shares........................    600         --
                                                                  ----------
Total Other...............................................                --
                                                                  ----------
Telecommunication Services -- (1.7%)
   #Alteva................................................     86        840
   #AT&T, Inc............................................. 33,080  1,166,731
   #Atlantic Tele-Network, Inc............................    400     20,400
  #*Cbeyond, Inc..........................................     60        508
   #CenturyLink, Inc......................................  4,000    143,400
   *Cincinnati Bell, Inc..................................  3,500     12,075
   #Consolidated Communications Holdings, Inc.............    642     11,228
  #*Crown Castle International Corp.......................    400     28,100
   #Frontier Communications Corp.......................... 13,649     59,510
  #*General Communication, Inc. Class A...................  1,100      9,735
   #HickoryTech Corp......................................    250      2,805
   #IDT Corp. Class B.....................................    504     10,418
   #Inteliquent, Inc......................................    300      2,502
  #*Iridium Communications, Inc...........................  1,497     12,605
  #*Leap Wireless International, Inc......................  2,100     35,028
   #Lumos Networks Corp...................................    200      3,790
  #*NII Holdings, Inc.....................................    900      6,462

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Telecommunication Services -- (Continued)
  #*ORBCOMM, Inc.......................................... 1,200  $    5,784
  #*Premiere Global Services, Inc......................... 1,000      11,000
    Primus Telecommunications Group, Inc..................    69         827
   *SBA Communications Corp. Class A......................   500      37,045
  #*Sprint Corp........................................... 8,034      47,883
    T-Mobile US, Inc......................................   916      22,085
    Telephone & Data Systems, Inc......................... 2,313      61,318
  #*tw telecom, Inc.......................................   900      26,802
   #United States Cellular Corp...........................   324      12,866
    Verizon Communications, Inc........................... 9,600     475,008
  #*Vonage Holdings Corp..................................   115         370
   #Windstream Corp....................................... 2,887      24,106
                                                                  ----------
Total Telecommunication Services..........................         2,251,231
                                                                  ----------
Utilities -- (1.7%)
   #AES Corp..............................................   900      11,196
   #AGL Resources, Inc....................................   500      22,895
   #ALLETE, Inc...........................................   600      32,172
    Alliant Energy Corp...................................   400      21,188
    Ameren Corp...........................................   900      32,229
   #American Electric Power Co., Inc......................   900      41,715
   #American States Water Co..............................   300      19,266
    American Water Works Co., Inc.........................   300      12,804
   #Aqua America, Inc..................................... 1,300      44,018
   #Atmos Energy Corp.....................................   700      30,968
    Avista Corp...........................................   800      23,024
   #Black Hills Corp......................................   700      37,135
    California Water Service Group........................   600      13,080
  #*Calpine Corp.......................................... 1,800      36,018
    CenterPoint Energy, Inc............................... 1,600      39,712
   #Chesapeake Utilities Corp.............................   241      14,284
   #Cleco Corp............................................   800      38,808
    CMS Energy Corp.......................................   400      11,196
    Consolidated Edison, Inc..............................   600      35,940
    Dominion Resources, Inc............................... 1,200      71,172
    DTE Energy Co.........................................   700      49,490
    Duke Energy Corp...................................... 1,596     113,316
    Edison International..................................   700      34,895
    El Paso Electric Co...................................   800      30,216
    Empire District Electric Co. (The)....................   500      11,590
    Entergy Corp..........................................   300      20,250
   #Exelon Corp........................................... 1,149      35,148
   #FirstEnergy Corp......................................   500      19,035
   #Genie Energy, Ltd. Class B............................   400       4,124
    Great Plains Energy, Inc.............................. 1,400      33,866
   #Hawaiian Electric Industries, Inc..................... 1,100      29,326
   #IDACORP, Inc..........................................   600      31,662
   #Integrys Energy Group, Inc............................   200      12,560
   #ITC Holdings Corp.....................................   230      21,107
    Laclede Group, Inc. (The).............................   300      13,758
   #MGE Energy, Inc.......................................   400      23,484
    Middlesex Water Co....................................   300       6,342
   #National Fuel Gas Co..................................   300      19,449

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Utilities -- (Continued)
   #New Jersey Resources Corp.............................   500  $ 22,380
    NextEra Energy, Inc...................................   900    77,949
   #NiSource, Inc......................................... 1,000    30,720
    Northeast Utilities...................................   787    34,951
    Northwest Natural Gas Co..............................   400    17,576
    NorthWestern Corp.....................................   500    21,100
   #NRG Energy, Inc....................................... 4,925   132,088
    NV Energy, Inc........................................ 1,100    25,993
    OGE Energy Corp.......................................   800    29,920
   #ONEOK, Inc............................................ 1,284    67,988
   #Ormat Technologies, Inc...............................   900    20,727
   #Otter Tail Corp.......................................   600    18,354
    PG&E Corp.............................................   600    27,534
    Piedmont Natural Gas Co., Inc.........................   800    27,640
   #Pinnacle West Capital Corp............................   500    29,450
    PNM Resources, Inc.................................... 1,400    32,872
   #Portland General Electric Co..........................   700    22,190
    PPL Corp..............................................   800    25,416
   #Public Service Enterprise Group, Inc..................   900    30,411
   #Questar Corp.......................................... 2,700    64,422
   #SCANA Corp............................................   400    20,764
    Sempra Energy.........................................   400    35,052
    SJW Corp..............................................   600    16,734
   #South Jersey Industries, Inc..........................   400    24,440
   #Southern Co. (The).................................... 1,400    62,776
    Southwest Gas Corp....................................   600    29,784
   #TECO Energy, Inc......................................   760    13,429
    UGI Corp.............................................. 1,324    55,595
   #UIL Holdings Corp.....................................   670    27,363
   #Unitil Corp...........................................   100     3,074
   #UNS Energy Corp.......................................   400    20,340
   #Vectren Corp..........................................   600    22,212
   #Westar Energy, Inc....................................   800    26,872
   #WGL Holdings, Inc.....................................   600    27,582
   #Wisconsin Energy Corp.................................   800    34,784
    Xcel Energy, Inc......................................   900    26,955

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
   #York Water Co.......................................       360 $      7,589
                                                                   ------------
Total Utilities.........................................              2,313,464
                                                                   ------------
TOTAL COMMON STOCKS.....................................             90,949,836
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights............     1,900           --
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves..............     7,600        7,600
                                                                   ------------
                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                         ---------
SECURITIES LENDING COLLATERAL -- (31.5%)
(S)@ DFA Short Term Investment Fund..................... 3,613,902   41,812,843
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $111,060,090)^^.................................           $132,770,279
                                                                   ============

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- ------------
Common Stocks
   Consumer Discretionary......... $14,260,900          --   --    $ 14,260,900
   Consumer Staples...............   5,266,118          --   --       5,266,118
   Energy.........................  11,859,433          --   --      11,859,433
   Financials.....................  21,868,798 $        88   --      21,868,886
   Industrials....................  14,920,129       1,575   --      14,921,704
   Information Technology.........  13,104,275          --   --      13,104,275
   Materials......................   5,103,825          --   --       5,103,825
   Other..........................          --          --   --              --
   Telecommunication Services.....   2,251,231          --   --       2,251,231
   Utilities......................   2,313,464          --   --       2,313,464
Rights/Warrants...................          --          --   --              --
Temporary Cash Investments........       7,600          --   --           7,600
Securities Lending Collateral.....          --  41,812,843   --      41,812,843
                                   ----------- -----------   --    ------------
TOTAL............................. $90,955,773 $41,814,506   --    $132,770,279
                                   =========== ===========   ==    ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES VALUE++
                                                           ------ --------
COMMON STOCKS -- (91.7%)
AUSTRALIA -- (6.0%)
    Adelaide Brighton, Ltd................................  7,243 $ 21,344
    AGL Energy, Ltd.......................................  2,045   26,733
   #ALS Ltd/Queensland....................................  3,243   24,717
   *Alumina, Ltd.......................................... 46,245   40,251
    Amalgamated Holdings, Ltd.............................  1,588   11,873
    Amcor, Ltd............................................  5,096   48,430
    AMP, Ltd.............................................. 39,318  159,650
    APA Group.............................................  9,066   48,896
   #APN News & Media, Ltd.................................  5,416    1,435
  #*Aquarius Platinum, Ltd................................ 10,812    7,796
  #*Aquila Resources, Ltd.................................  2,666    5,002
    Arrium, Ltd........................................... 16,070   14,352
    Asciano, Ltd.......................................... 15,728   71,754
    ASX, Ltd..............................................  2,082   65,130
    Atlas Iron, Ltd.......................................  9,276    6,792
    Aurizon Holdings, Ltd.................................  6,244   25,469
   *Aurora Oil & Gas, Ltd................................. 10,097   29,282
   #Ausdrill, Ltd.........................................  3,727    3,612
    Australia & New Zealand Banking Group, Ltd............ 15,071  402,662
   *Australian Agricultural Co., Ltd......................  5,906    6,105
    Australian Infrastructure Fund........................ 11,625      136
    Automotive Holdings Group, Ltd........................  6,747   22,993
   *AWE, Ltd.............................................. 11,677   14,155
    Bank of Queensland, Ltd...............................  7,974   68,174
    Beach Energy, Ltd..................................... 28,680   34,492
    Bega Cheese, Ltd......................................  1,674    4,154
   #Bendigo and Adelaide Bank, Ltd........................ 11,348  108,864
    BHP Billiton, Ltd.....................................  2,740   85,665
    BHP Billiton, Ltd. Sponsored ADR......................  2,200  138,006
  #*Billabong International, Ltd..........................  9,470    3,448
   *BlueScope Steel, Ltd.................................. 12,364   59,645
    Boral, Ltd............................................ 13,450   51,226
   #Bradken, Ltd..........................................  4,982   22,070
    Brambles, Ltd.........................................  2,871   23,408
    Brickworks, Ltd.......................................    846    9,310
   #Cabcharge Australia, Ltd..............................  1,270    4,945
    Caltex Australia, Ltd.................................  3,088   51,911
    Cardno, Ltd...........................................  1,832    9,003
   #Cash Converters International, Ltd.................... 15,872   16,834
    Challenger, Ltd.......................................  9,885   37,917
    Coca-Cola Amatil, Ltd.................................  1,741   20,095
   #Commonwealth Bank of Australia........................  3,519  234,561
    Computershare, Ltd....................................  2,217   19,492
    Credit Corp. Group, Ltd...............................  1,551   13,350
    CSR, Ltd.............................................. 16,074   31,624
   *Dart Energy, Ltd......................................  1,696      206
   #David Jones, Ltd......................................  9,317   22,599
    Downer EDI, Ltd.......................................  7,785   26,364
  #*Drillsearch Energy, Ltd............................... 10,492   12,910
    DUET Group............................................ 18,845   36,588
    DuluxGroup, Ltd.......................................  2,763   11,075

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
AUSTRALIA -- (Continued)
  #*Elders, Ltd...........................................  9,306 $    660
   #Emeco Holdings, Ltd................................... 13,587    3,044
  #*Energy World Corp., Ltd............................... 12,801    6,899
    Envestra, Ltd......................................... 24,469   24,419
   #Fairfax Media, Ltd.................................... 35,852   15,462
    FKP Property Group....................................  3,754    5,078
   #Flight Centre, Ltd....................................    646   26,339
   #Fortescue Metals Group, Ltd...........................  9,269   30,432
   *Goodman Fielder, Ltd.................................. 37,692   25,897
    GrainCorp, Ltd. Class A...............................  2,948   32,760
   #GUD Holdings, Ltd.....................................  1,903   10,960
   #GWA Group, Ltd........................................  5,833   12,892
   #Harvey Norman Holdings, Ltd........................... 12,250   29,261
   *Hillgrove Resources, Ltd.............................. 75,521    4,757
    Hills Holdings, Ltd...................................  5,255    5,768
  #*Horizon Oil, Ltd...................................... 26,232    8,724
    Iluka Resources, Ltd..................................  2,000   19,776
    Incitec Pivot, Ltd.................................... 27,541   65,082
    Insurance Australia Group, Ltd........................ 25,165  131,376
    IOOF Holdings, Ltd....................................  4,072   30,302
   #Iress, Ltd............................................  2,664   19,816
    James Hardie Industries P.L.C. Sponsored ADR..........    600   24,924
   #JB Hi-Fi, Ltd.........................................    833   13,907
   #Kingsgate Consolidated, Ltd...........................    496      712
   #Leighton Holdings, Ltd................................  1,517   22,508
    Lend Lease Group......................................  9,659   76,080
  #*Linc Energy, Ltd......................................  3,880    5,636
    Macmahon Holdings, Ltd................................ 39,034    5,081
    Macquarie Group, Ltd..................................  3,330  131,248
    Melbourne IT, Ltd.....................................  5,334    9,096
    Mermaid Marine Australia, Ltd.........................  5,543   19,558
   *Metals X, Ltd.........................................  2,482      219
   #Metcash, Ltd.......................................... 17,754   55,029
    Mincor Resources NL...................................  4,393    2,054
   *Mineral Deposits, Ltd.................................  3,452    6,665
    Mineral Resources, Ltd................................  3,218   27,465
   #Monadelphous Group, Ltd...............................  1,313   19,410
    Mount Gibson Iron, Ltd................................  8,762    4,404
   #Myer Holdings, Ltd.................................... 21,690   52,235
    National Australia Bank, Ltd.......................... 16,389  459,873
   #Navitas, Ltd..........................................  5,275   28,449
    New Hope Corp., Ltd...................................  3,628   12,266
    Newcrest Mining, Ltd..................................  6,100   67,191
    Nufarm, Ltd...........................................  5,093   20,585
    Oil Search, Ltd.......................................  5,931   43,148
    Orica, Ltd............................................  1,903   30,918
    Origin Energy, Ltd.................................... 15,120  162,265
    OZ Minerals, Ltd......................................  8,700   31,858
    Pacific Brands, Ltd................................... 16,041   11,901
  #*Paladin Energy, Ltd...................................  5,796    5,206
    PanAust, Ltd.......................................... 15,035   26,462
    Panoramic Resources, Ltd..............................  3,668      874
  #*Peet, Ltd.............................................  7,973    8,379

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
AUSTRALIA -- (Continued)
   *Perilya, Ltd.......................................... 55,058 $  8,667
    Perpetual, Ltd........................................    334   12,024
   #Platinum Asset Management, Ltd........................  5,068   28,807
   *PMP, Ltd.............................................. 15,111    3,732
    Premier Investments, Ltd..............................  1,327    9,290
    Programmed Maintenance Services, Ltd..................  2,001    4,423
  #*Qantas Airways, Ltd................................... 25,039   28,348
    QBE Insurance Group, Ltd..............................  8,481  125,255
  #*Ramelius Resources, Ltd............................... 23,490    2,951
   #RCR Tomlinson, Ltd....................................  7,109   15,194
    Reece Australia, Ltd..................................    772   16,367
    Resolute Mining, Ltd.................................. 10,174    7,458
    Retail Food Group, Ltd................................  2,974   11,221
    Rio Tinto, Ltd........................................  2,467  127,584
   *Roc Oil Co., Ltd...................................... 10,705    4,809
   #SAI Global, Ltd.......................................  5,683   19,360
    Salmat, Ltd...........................................  4,935    9,625
    Santos, Ltd........................................... 13,316  163,395
   #Seek, Ltd.............................................    819    6,940
   *Senex Energy, Ltd..................................... 31,081   21,193
   #Seven Group Holdings, Ltd.............................  3,972   24,763
    Seven West Media, Ltd.................................  3,546    6,814
   *Silex Systems, Ltd....................................  1,790    4,199
   #Sims Metal Management, Ltd............................  2,982   23,999
   #Skilled Group, Ltd....................................  3,600    9,581
    Slater & Gordon, Ltd..................................    317      869
   #SMS Management & Technology, Ltd......................  2,472   11,767
    Southern Cross Media Group, Ltd....................... 18,980   25,169
   #SP AusNet............................................. 21,363   22,646
    Spark Infrastructure Group............................ 13,957   22,384
  #*St Barbara, Ltd.......................................  2,817    1,257
   *Straits Resources, Ltd................................  6,014       76
    STW Communications Group, Ltd......................... 10,662   15,703
    Suncorp Group, Ltd.................................... 12,672  145,777
    Sunland Group, Ltd....................................  7,830   10,200
    Tassal Group, Ltd.....................................  6,365   14,428
    Telstra Corp., Ltd....................................  7,576   33,946
  #*Ten Network Holdings, Ltd............................. 19,887    4,917
    Toll Holdings, Ltd.................................... 16,034   76,750
    Tox Free Solutions, Ltd...............................  2,799    8,204
   #Transfield Services, Ltd.............................. 16,892   13,500
   *Transpacific Industries Group, Ltd.................... 19,482   14,963
    Transurban Group......................................  5,036   30,672
   #UGL, Ltd..............................................  6,513   42,547
    UXC, Ltd..............................................  5,788    6,001
    Village Roadshow, Ltd.................................  1,430    7,595
  #*Virgin Australia Holdings, Ltd........................ 46,180   18,897
    Virgin Australia Holdings, Ltd. (B7L5734)............. 46,180       --
    Washington H Soul Pattinson & Co., Ltd................    987   11,974
    Wesfarmers, Ltd.......................................  7,768  283,124
    Westpac Banking Corp..................................  8,282  229,749
    Westpac Banking Corp. Sponsored ADR...................  1,800  250,416
   #Whitehaven Coal, Ltd..................................  1,338    2,363

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
AUSTRALIA -- (Continued)
    WHK Group, Ltd........................................ 9,975  $    6,985
    Woodside Petroleum, Ltd............................... 3,692     124,670
    Woolworths, Ltd....................................... 1,333      39,919
    WorleyParsons, Ltd....................................   511      10,110
                                                                  ----------
TOTAL AUSTRALIA...........................................         6,295,392
                                                                  ----------
AUSTRIA -- (0.6%)
   *A-TEC Industries AG...................................   464          --
    Agrana Beteiligungs AG................................   195      24,852
    Andritz AG............................................   480      25,942
    Erste Group Bank AG................................... 3,948     119,697
    IMMOFINANZ AG......................................... 5,767      23,619
    Mayr Melnhof Karton AG................................   111      12,161
   #Oesterreichische Post AG..............................   380      16,195
    OMV AG................................................ 2,090      92,459
    Raiffeisen Bank International AG......................   581      17,633
    RHI AG................................................   422      13,274
    Schoeller-Bleckmann Oilfield Equipment AG.............   121      14,264
    Telekom Austria AG.................................... 2,696      18,729
   #Verbund AG............................................   290       5,714
    Vienna Insurance Group AG Wiener Versicherung Gruppe..   762      39,351
    Voestalpine AG........................................ 2,493      95,640
    Wienerberger AG....................................... 4,304      56,249
   #Zumtobel AG...........................................   642       7,887
                                                                  ----------
TOTAL AUSTRIA.............................................           583,666
                                                                  ----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV.............................   593      53,747
    Ageas................................................. 5,030     201,458
    Banque Nationale de Belgique..........................     6      21,649
    Barco NV..............................................   294      22,010
   #Belgacom SA........................................... 2,653      64,937
    Cie d'Entreprises CFE.................................   220      13,348
    Cie Maritime Belge SA.................................   293       5,825
    D'ieteren SA..........................................   477      21,644
    Delhaize Group SA..................................... 1,244      82,080
    Delhaize Group SA Sponsored ADR....................... 1,100      72,589
   #Elia System Operator SA...............................   330      13,940
  #*Euronav NV............................................   852       4,198
    EVS Broadcast Equipment SA............................   132       9,541
    Exmar NV..............................................   649       7,483
    KBC Groep NV.......................................... 3,113     125,325
    Kinepolis Group NV....................................   194      26,063
    Mobistar SA........................................... 1,400      19,965
   #NV Bekaert SA......................................... 1,371      48,204
   #Nyrstar............................................... 1,426       6,295
    Sipef SA..............................................    98       6,660
   #Solvay SA.............................................   901     122,134
    Telenet Group Holding NV..............................   543      26,263
    Tessenderlo Chemie NV.................................   834      22,596
    Umicore SA............................................   795      35,788

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
BELGIUM -- (Continued)
    Van de Velde NV.......................................    446 $   21,103
                                                                  ----------
TOTAL BELGIUM.............................................         1,054,845
                                                                  ----------
CANADA -- (8.7%)
    Absolute Software Corp................................    500      3,417
   *Advantage Oil & Gas, Ltd..............................  4,612     16,659
   #Aecon Group, Inc......................................  1,800     20,785
    AGF Management, Ltd. Class B..........................    962     11,239
    Agnico Eagle Mines, Ltd. (2009823)....................    802     22,808
    Agnico Eagle Mines, Ltd. (008474108)..................    897     25,484
    Agrium, Inc...........................................    800     67,873
    Aimia, Inc............................................  2,960     44,756
   *Ainsworth Lumber Co., Ltd.............................  2,900      9,600
   #Alamos Gold, Inc......................................  1,800     26,515
  #*Alexco Resource Corp..................................  3,400      4,270
    Algonquin Power & Utilities Corp......................  3,600     24,465
    Alimentation Couche Tard, Inc. Class B................    400     24,516
   #AltaGas, Ltd..........................................    800     28,032
    Amerigo Resources, Ltd................................  6,500      2,816
   *Angle Energy, Inc.....................................  2,180      6,410
   *Antrim Energy, Inc....................................  3,100        287
   #ARC Resources, Ltd....................................  1,900     47,912
   *Argonaut Gold Inc.....................................    172      1,140
   #Atco, Ltd. Class I....................................    800     36,257
   *ATS Automation Tooling Systems, Inc...................  2,500     27,894
   #AuRico Gold, Inc......................................  6,408     29,573
   *B2Gold Corp........................................... 12,300     35,926
  #*Ballard Power Systems, Inc............................  2,600      5,063
   #Bank of Montreal......................................  3,935    244,697
    Bank of Nova Scotia...................................  4,072    229,984
   *Bankers Petroleum, Ltd................................ 10,000     29,014
    Barrick Gold Corp. (067901108)........................  1,805     30,631
    Barrick Gold Corp. (2024644)..........................  2,100     34,758
    Baytex Energy Corp....................................    400     16,240
   #BCE, Inc. (B188TH2)...................................    118      4,888
    BCE, Inc. (05534B760).................................    604     24,939
   #Bell Aliant, Inc......................................    700     18,953
   *Bellatrix Exploration, Ltd............................    986      6,480
   *Birchcliff Energy, Ltd................................  2,200     16,450
   *BlackBerry, Ltd. (09228F103)..........................  3,177     28,053
  #*BlackBerry, Ltd. (BCBHZ31)............................  3,458     30,368
  #*BlackPearl Resources, Inc.............................  5,400      8,412
    Bombardier, Inc. Class B..............................  7,800     37,667
   #Bonavista Energy Corp.................................  4,449     55,791
   #Brookfield Asset Management, Inc. Class A.............  1,100     40,708
   #Brookfield Office Properties, Inc.....................  1,200     20,317
    CAE, Inc..............................................  3,740     42,603
    Calfrac Well Services, Ltd............................    720     23,869
   #Cameco Corp...........................................  3,700     75,146
    Canaccord Financial, Inc..............................  1,669     10,450
    Canada Bread Co., Ltd.................................    400     23,386
   #Canadian Imperial Bank of Commerce....................  1,527    115,859
    Canadian National Railway Co..........................    600     59,971

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd. (136385101)..........  4,232 $131,277
    Canadian Natural Resources, Ltd. (2171573)............  4,200  130,159
   #Canadian Oil Sands, Ltd...............................  2,140   41,546
    Canadian Pacific Railway, Ltd.........................    400   49,121
   #Canadian Tire Corp., Ltd. Class A.....................  1,200   98,760
    Canadian Utilities, Ltd. Class A......................    600   22,344
    Canadian Western Bank.................................  2,100   59,130
   *Canam Group, Inc. Class A.............................  1,300   12,505
    CanElson Drilling, Inc................................  2,100   12,411
   *Canfor Corp...........................................    830   17,512
    Capital Power Corp....................................  1,079   21,893
    Capstone Infrastructure Corp..........................  4,729   18,463
   *Capstone Mining Corp..................................  9,500   17,944
    Cascades, Inc.........................................  2,400   13,693
    CCL Industries, Inc. Class B..........................    700   47,428
   *Celestica, Inc........................................  5,200   55,083
   #Cenovus Energy, Inc...................................  1,090   32,283
    Centerra Gold, Inc....................................  1,057    4,682
   *Cequence Energy, Ltd..................................  3,200    4,891
   *CGI Group, Inc. Class A...............................    900   31,107
  #*China Gold International Resources Corp., Ltd......... 10,100   26,255
   *Chinook Energy, Inc...................................     61       60
    CI Financial Corp.....................................    600   18,127
   #Cineplex, Inc.........................................    800   28,928
    Clarke, Inc...........................................  1,100    5,419
    Cogeco Cable, Inc.....................................    200    9,619
   *COM DEV International, Ltd............................  3,200   11,901
   *Connacher Oil and Gas, Ltd............................  5,200    1,367
   *Corridor Resources, Inc...............................    500      409
   #Corus Entertainment, Inc. Class B.....................  1,500   36,292
    Cott Corp.............................................    300    2,509
   #Crescent Point Energy Corp............................  2,200   83,429
   *Crew Energy, Inc......................................  2,714   13,952
    Davis + Henderson Corp................................  1,084   26,290
  #*Denison Mines Corp....................................  4,500    5,696
    Dollarama, Inc........................................    350   25,261
   *Dominion Diamond Corp. (B95LX89)......................    500    7,073
   *Dominion Diamond Corp. (257287102)....................  1,691   23,894
    Dorel Industries, Inc. Class B........................    500   18,299
  #*DragonWave, Inc.......................................  1,657    5,130
  #*Dundee Precious Metals, Inc...........................  2,800   13,903
    E-L Financial Corp., Ltd..............................     34   21,517
  #*Eastern Platinum, Ltd................................. 16,800    1,309
    Eldorado Gold Corp....................................  9,604   75,833
    Emera, Inc............................................    100    3,182
    Empire Co., Ltd.......................................    300   23,580
   #Enbridge Income Fund Holdings, Inc....................    500   11,951
    Enbridge, Inc. (2466149)..............................  1,248   55,371
    Enbridge, Inc. (29250N105)............................    604   26,848
   #Encana Corp...........................................  3,890   68,248
    Enerflex, Ltd.........................................    600    8,523
   *Energy Fuels, Inc.....................................  4,977      872
    Enerplus Corp. (292766102)............................  3,057   49,676

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
CANADA -- (Continued)
   #Enerplus Corp. (B584T89)...............................  1,585 $ 25,756
    Ensign Energy Services, Inc............................  2,800   48,716
    Equitable Group, Inc...................................    500   19,521
    Fairfax Financial Holdings, Ltd........................    300  119,170
    Finning International, Inc.............................    800   17,214
    First Capital Realty, Inc..............................    100    1,663
    First Quantum Minerals, Ltd............................  7,283  116,994
    FirstService Corp......................................    400   14,881
   #Fortis, Inc............................................    900   28,294
   *Fortuna Silver Mines, Inc..............................  3,500   12,233
    Genivar, Inc...........................................    800   19,083
   #Genworth MI Canada, Inc................................    289    8,050
    George Weston, Ltd.....................................    400   33,905
    Gibson Energy, Inc.....................................  1,100   25,350
    Gildan Activewear, Inc.................................  1,409   62,884
    Goldcorp, Inc. (2676302)...............................  3,938  111,074
    Goldcorp, Inc. (380956409).............................  2,420   68,317
  #*Golden Star Resources, Ltd.............................  8,100    4,022
   *Gran Tierra Energy, Inc................................  5,979   36,965
    Granite REIT...........................................    605   20,243
   #Great-West Lifeco, Inc.................................  1,400   40,551
   #Home Capital Group, Inc................................    400   24,383
    HudBay Minerals, Inc...................................  4,699   31,659
   #Husky Energy, Inc......................................  2,500   72,048
    IAMGOLD Corp. (450913108)..............................    326    1,689
    IAMGOLD Corp. (2446646)................................  2,605   13,442
    IGM Financial, Inc.....................................    400   19,009
  #*Imax Corp..............................................    200    5,034
   *Imperial Metals Corp...................................  2,300   22,841
    Imperial Oil, Ltd. (2454241)...........................    600   25,744
    Imperial Oil, Ltd. (453038408).........................    698   29,972
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  1,873   75,350
    Intact Financial Corp..................................  1,500   88,224
   *International Forest Products, Ltd. Class A............  2,000   22,023
   #International Minerals Corp............................    500      930
   *Ithaca Energy, Inc..................................... 14,100   24,985
  #*Ivanhoe Energy, Inc....................................  1,300    1,164
  #*Jaguar Mining, Inc.....................................  3,400      943
   #Just Energy Group, Inc.................................  2,100   14,885
   *Kelt Exploration, Ltd..................................    700    5,486
    Keyera Corp............................................    500   27,972
   #Killam Properties, Inc.................................  1,172   11,981
   *Kingsway Financial Services, Inc.......................    425    1,614
    Kinross Gold Corp...................................... 10,480   54,487
  #*Kirkland Lake Gold, Inc................................    500    1,694
    Laurentian Bank of Canada..............................  1,000   43,861
   *Legacy Oil + Gas, Inc..................................  2,637   15,764
    Leon's Furniture, Ltd..................................    400    4,868
   #Lightstream Resources, Ltd.............................  3,992   32,567
    Linamar Corp...........................................  1,500   46,602
   #Liquor Stores N.A., Ltd................................    758   12,797
   #Loblaw Cos., Ltd.......................................  1,300   62,032
   *Long Run Exploration, Ltd..............................    625    2,452

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
  #*Lundin Mining Corp....................................  9,000 $ 35,488
    MacDonald Dettwiler & Associates, Ltd.................    366   27,371
    Magna International, Inc..............................  2,400  183,546
    Major Drilling Group International....................    900    6,125
    Manitoba Telecom Services, Inc........................    500   16,634
    Manulife Financial Corp. (2492519).................... 10,200  179,650
    Manulife Financial Corp. (56501R106)..................  3,639   64,083
    Maple Leaf Foods, Inc.................................  2,300   32,134
    Martinrea International, Inc..........................  3,400   39,723
   *Maxim Power Corp......................................  1,600    4,642
   *MEG Energy Corp.......................................  2,343   71,561
   *Mega Uranium, Ltd.....................................  1,500      146
    Methanex Corp.........................................  2,179  104,060
    Metro, Inc............................................    800   57,381
   #Morneau Shepell, Inc..................................    911   12,435
   #Mullen Group, Ltd.....................................  1,600   39,833
    National Bank of Canada...............................  1,200   92,310
   #New Flyer Industries, Inc.............................  2,600   29,440
   *New Gold, Inc. (2826947)..............................  3,199   23,235
   *New Gold, Inc. (644535106)............................  1,500   10,965
   #Niko Resources, Ltd...................................    200    1,408
    Norbord, Inc..........................................    330   10,426
  #*North American Palladium, Ltd.........................  2,000    2,492
    North West Co., Inc. (The)............................    100    2,321
   #Northland Power, Inc..................................  1,200   19,722
   *NuVista Energy, Ltd...................................  2,000   13,241
   *OceanaGold Corp.......................................  6,600   10,474
    Open Text Corp........................................    600   42,405
   *Osisko Mining Corp....................................  1,659    6,913
    Pacific Rubiales Energy Corp..........................  3,000   58,329
    Pan American Silver Corp. (697900108).................  2,197   28,034
    Pan American Silver Corp. (2669272)...................  1,530   19,413
   *Paramount Resources, Ltd. Class A.....................    600   20,382
   *Parex Resources, Inc..................................  3,300   16,675
   #Parkland Fuel Corp....................................  1,600   26,732
   #Pason Systems, Inc....................................    400    7,583
   *Pembina Pipeline Corp. (B4PPQG5)......................    716   22,447
   #Pembina Pipeline Corp. (B4PT2P8)......................    300    9,396
   #Pengrowth Energy Corp................................. 12,199   70,310
    Penn West Petroleum, Ltd. (707887105).................  2,097   24,745
   #Penn West Petroleum, Ltd. (B63FY34)...................  4,010   47,436
   *Petrobank Energy & Resources, Ltd.....................    500      277
   #Petrominerales, Ltd...................................  4,981   27,109
   #Peyto Exploration & Development Corp..................    217    6,238
   *Pilot Gold, Inc.......................................    333      353
  #*Poseidon Concepts Corp................................  2,652       10
    Potash Corp. of Saskatchewan, Inc.....................    900   26,112
    Precision Drilling Corp. (74022D308)..................  3,099   31,610
   #Precision Drilling Corp. (B5YPLH9)....................  2,400   24,465
   #Premium Brands Holdings Corp..........................    700   13,051
   #Progressive Waste Solutions, Ltd......................  1,163   27,912
   #Quebecor, Inc. Class B................................  1,200   55,099
   *Ram Power Corp........................................  9,500    2,220

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
    Reitmans Canada, Ltd. Class A.........................   500  $  4,922
   *RMP Energy, Inc....................................... 6,200    26,983
    Rogers Communications, Inc. Class B...................   600    23,974
   #Rogers Sugar, Inc.....................................   100       589
    RONA, Inc............................................. 3,000    33,444
    Royal Bank of Canada.................................. 5,951   371,742
   #Russel Metals, Inc.................................... 1,600    39,864
   *Sandvine Corp......................................... 5,500    10,388
  #*Santonia Energy, Inc.................................. 1,000     1,597
    Saputo, Inc...........................................   600    27,760
    Savanna Energy Services Corp.......................... 1,200     8,622
    Secure Energy Services, Inc...........................   840    11,482
    SEMAFO, Inc........................................... 4,000     7,049
    Shaw Communications, Inc. Class B.....................   700    17,388
    ShawCor, Ltd..........................................   752    33,789
    Sherritt International Corp........................... 7,600    29,080
   *Shore Gold, Inc....................................... 5,600       872
   *Sierra Wireless, Inc..................................   900    11,637
   *Silver Standard Resources, Inc........................   400     3,069
    Silver Wheaton Corp................................... 1,000    22,997
    SNC-Lavalin Group, Inc................................   600    24,944
   *Southern Pacific Resource Corp........................   600       204
   #Sprott Resource Corp..................................   700     2,413
    Sprott, Inc...........................................   550     1,435
    Stantec, Inc..........................................   500    23,123
   #Student Transportation, Inc........................... 1,627    10,740
    Suncor Energy, Inc. (867224107)....................... 3,125    98,844
    Suncor Energy, Inc. (B3NB1P2)......................... 8,501   268,662
   *SunOpta, Inc..........................................   300     2,410
   #Superior Plus Corp.................................... 1,700    20,060
   *Surge Energy, Inc..................................... 5,100    26,416
    Talisman Energy, Inc.................................. 7,200    81,597
   *Taseko Mines, Ltd..................................... 4,300     8,875
   #Teck Resources, Ltd. Class B.......................... 2,837    66,457
   #TELUS Corp............................................   712    21,635
   *Teranga Gold Corp..................................... 6,408     3,625
  #*Thompson Creek Metals Co., Inc........................ 5,100    15,294
   #Thomson Reuters Corp.................................. 2,357    80,318
    Tim Hortons, Inc......................................   400    23,160
  #*Timmins Gold Corp..................................... 4,500     9,683
    Toromont Industries, Ltd..............................   600    13,623
    Toronto-Dominion Bank (The) (891160509)...............   600    50,508
    Toronto-Dominion Bank (The) (2897222)................. 4,400   370,815
    Torstar Corp. Class B................................. 1,100     6,051
   *Tourmaline Oil Corp...................................   600    23,127
   #TransAlta Corp........................................ 2,300    31,686
    TransCanada Corp...................................... 3,265   149,184
    Transcontinental, Inc. Class A........................ 1,600    19,441
    TransForce, Inc....................................... 1,800    37,206
   *TransGlobe Energy Corp................................   400     2,668
   #Trican Well Service, Ltd.............................. 2,600    38,275
    Trinidad Drilling, Ltd................................ 2,300    21,005
  #*Turquoise Hill Resources, Ltd......................... 5,304    21,224

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
CANADA -- (Continued)
   #Twin Butte Energy, Ltd................................ 4,316  $    6,976
   *Uex Corp..............................................   300         149
    Uni-Select, Inc.......................................   300       6,020
   *Uranium One, Inc...................................... 7,700      19,942
   #Veresen, Inc.......................................... 2,400      28,157
   #Vermilion Energy, Inc.................................   200      10,727
   *Wesdome Gold Mines, Ltd............................... 8,700       3,346
    West Fraser Timber Co., Ltd...........................   600      54,690
    Whistler Blackcomb Holdings, Inc...................... 1,100      14,994
    Whitecap Resources, Inc............................... 3,064      32,934
    Wi-Lan, Inc........................................... 2,661       9,586
    Winpak, Ltd........................................... 1,142      21,237
    Yamana Gold, Inc...................................... 3,188      33,305
                                                                  ----------
TOTAL CANADA..............................................         9,129,795
                                                                  ----------
CHINA -- (0.0%)
   *Hanfeng Evergreen, Inc................................ 1,400       2,235
                                                                  ----------
DENMARK -- (0.9%)
   *Alm Brand A.S......................................... 3,000      10,069
    AP Moeller--Maersk A.S. Class A.......................     2      14,791
    AP Moeller--Maersk A.S. Class B.......................     8      62,733
   *Auriga Industries Class B.............................   600      17,220
  #*Bang & Olufsen A.S....................................   670       6,394
    Chr Hansen Holding A.S................................ 1,563      51,801
    D/S Norden A.S........................................   429      15,693
   *Danske Bank A.S....................................... 3,980      73,260
    DSV A.S............................................... 3,217      84,307
   *East Asiatic Co., Ltd. A.S............................   400       6,412
   #FLSmidth & Co. A.S....................................   581      27,566
   *Jyske Bank A.S........................................ 1,470      64,393
    NKT Holding A.S.......................................   984      39,883
    Novozymes A.S. Class B................................ 2,516      86,241
    Pandora A.S........................................... 1,128      44,885
    Ringkjoebing Landbobank A.S...........................    78      13,628
    Rockwool International A.S. Class B...................   132      20,865
    Schouw & Co...........................................   300      11,248
    SimCorp A.S...........................................   600      19,199
    Solar A.S. Class B....................................   125       5,761
   *Spar Nord Bank A.S.................................... 3,439      23,801
   *Sydbank A.S........................................... 2,214      49,522
    TDC A.S............................................... 4,305      37,680
   *Topdanmark A.S........................................ 1,775      49,860
    Tryg A.S..............................................   401      36,347
   #United International Enterprises......................    32       5,569
   *Vestas Wind Systems A.S............................... 4,833      97,015
   *Vestjysk Bank A.S.....................................   250         418
                                                                  ----------
TOTAL DENMARK.............................................           976,561
                                                                  ----------
FINLAND -- (1.6%)
   #Ahlstrom Oyj..........................................   445       6,490
    Alma Media Oyj........................................ 1,213       4,640
    Amer Sports Oyj....................................... 2,045      40,594

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
FINLAND -- (Continued)
    Atria P.L.C...........................................    595 $    5,420
   #Cargotec Oyj..........................................  1,344     47,752
   *Caverion Corp.........................................  1,551      8,625
    Cramo Oyj.............................................    564      6,992
   #Elisa Oyj.............................................  3,528     75,969
    Finnair Oyj...........................................  1,332      5,142
    Fiskars Oyj Abp.......................................    531     12,440
    Fortum Oyj............................................  6,581    130,169
    Huhtamaki Oyj.........................................  2,364     45,054
    Kemira Oyj............................................  1,740     27,073
   #Kesko Oyj Class B.....................................  1,158     36,420
    Kone Oyj Class B......................................    531     39,548
    Konecranes Oyj........................................    758     22,225
    Lassila & Tikanoja Oyj................................    596     11,220
    Metsa Board Oyj.......................................  1,433      4,869
    Metso Oyj.............................................    809     28,502
    Metso Oyj Sponsored ADR...............................    700     24,559
  #*Munksjo Oyj...........................................    111        801
    Neste Oil Oyj.........................................  4,368     63,118
  #*Nokia Oyj............................................. 45,260    178,932
   *Nokia Oyj Sponsored ADR...............................  5,300     20,882
    Nokian Renkaat Oyj....................................  1,186     52,674
  #*Outokumpu Oyj......................................... 29,720     18,386
    Pohjola Bank P.L.C. Class A...........................  2,735     47,371
   *Poyry Oyj.............................................    726      3,653
   #Raisio P.L.C. Class V.................................  7,337     32,692
    Ramirent Oyj..........................................  1,350     12,628
    Rautaruukki Oyj.......................................  1,270      7,445
    Ruukki Group Oyj......................................  3,453      1,880
    Sampo Class A.........................................  4,818    211,011
   #Sanoma Oyj............................................  2,100     15,273
    Stockmann Oyj Abp (5462371)...........................  1,273     20,177
   #Stockmann Oyj Abp (5462393)...........................    646      9,752
    Stora Enso Oyj Class R................................  3,612     26,796
    Stora Enso Oyj Sponsored ADR..........................  9,200     67,804
    Tieto Oyj.............................................  1,055     20,155
    Tikkurila Oyj.........................................  1,187     26,076
    UPM-Kymmene Oyj.......................................  6,522     72,608
    UPM-Kymmene Oyj Sponsored ADR.........................  7,100     78,774
   #Uponor Oyj............................................    782     13,610
    Vaisala Oyj Class A...................................    214      5,810
    Wartsila Oyj Abp......................................  1,126     51,046
    YIT Oyj...............................................  1,551     21,095
                                                                  ----------
TOTAL FINLAND.............................................         1,664,152
                                                                  ----------
FRANCE -- (7.1%)
    Accor SA..............................................  1,753     66,077
    Aeroports de Paris....................................    265     27,380
  #*Air France-KLM........................................  4,185     33,827
    Air Liquide SA........................................    518     68,779
  #*Alcatel-Lucent........................................ 50,457    127,359
   *Alcatel-Lucent Sponsored ADR..........................  4,700     11,938
    Alstom SA.............................................    858     29,033

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
FRANCE -- (Continued)
    Alten SA..............................................    652 $ 24,264
    Altran Technologies SA................................  3,293   23,584
    April.................................................    199    4,044
    Arkema SA.............................................    901   90,296
    Assystem..............................................    430    9,212
    AtoS..................................................    762   57,322
    AXA SA................................................  9,253  203,949
    AXA SA Sponsored ADR..................................  4,900  108,143
   *Beneteau SA...........................................  2,360   31,565
    BNP Paribas SA........................................  7,843  508,518
    Bollore SA............................................     75   35,965
    Bonduelle SCA.........................................  1,068   26,482
    Bongrain SA...........................................    259   16,781
    Bourbon SA............................................    848   23,027
    Bouygues SA...........................................  2,119   62,048
    Cap Gemini SA.........................................  3,040  166,269
    Carrefour SA..........................................  2,937   89,982
    Casino Guichard Perrachon SA..........................    624   64,257
    Cegid Group...........................................    257    5,429
    CGG Sponsored ADR.....................................  3,000   75,000
    Christian Dior SA.....................................    181   32,074
    Cie de St-Gobain......................................  5,953  276,511
    Cie Generale des Etablissements Michelin..............  2,115  212,086
    Ciments Francais SA...................................    162    9,821
   *Club Mediterranee SA..................................    316    7,330
    CNP Assurances........................................  3,201   54,137
   *Credit Agricole SA.................................... 12,013  114,674
    Danone SA.............................................    787   62,327
   #Dassault Systemes SA..................................    280   36,808
   *Derichebourg SA.......................................  2,685    9,272
    Edenred...............................................  1,631   52,270
    Eiffage SA............................................    799   42,867
    Electricite de France SA..............................  2,202   64,547
    Eramet................................................     65    5,726
    Esso SA Francaise.....................................     76    4,620
    Etablissements Maurel et Prom.........................  1,811   29,554
    Euler Hermes SA.......................................    391   43,763
    European Aeronautic Defence and Space Co. NV..........    528   31,619
    Eutelsat Communications SA............................    458   12,801
    Faiveley Transport SA.................................    384   25,849
   *Faurecia..............................................  1,599   42,209
    Fimalac...............................................     48    2,585
    France Telecom SA.....................................    982    9,686
    GDF Suez.............................................. 10,522  220,692
    Groupe Eurotunnel SA..................................  9,693   76,043
   *Groupe Fnac...........................................     77    1,731
    Groupe Steria SCA.....................................    727   10,261
    Havas SA..............................................  6,503   49,197
    Hermes International..................................     58   19,706
    Iliad SA..............................................     17    4,011
    Imerys SA.............................................    787   52,034
   #Ingenico..............................................    457   34,146
   #IPSOS.................................................    330   11,723

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
FRANCE -- (Continued)
    JCDecaux SA...........................................  1,391 $ 44,552
    L'Oreal SA............................................    377   63,197
    Lafarge SA............................................    889   56,868
    Lafarge SA Sponsored ADR..............................  5,400   87,102
    Lagardere SCA.........................................  2,488   78,837
    Legrand SA............................................    952   49,330
    LISI..................................................     78   10,262
    LVMH Moet Hennessy Louis Vuitton SA...................    227   41,321
   #Manitou BF SA.........................................    989   12,792
    Mersen................................................    561   12,746
    Metropole Television SA...............................  1,252   24,676
    Natixis............................................... 10,111   51,667
    Naturex...............................................    235   18,003
   #Neopost SA............................................    479   34,411
   #Nexans SA.............................................    414   22,037
    Nexity SA.............................................    478   18,882
    Norbert Dentressangle SA..............................    187   17,960
   *NRJ Group.............................................    928    7,683
    Orange SA ADR.........................................  7,400   72,890
   *Orco Property Group...................................  4,822   14,622
  #*PagesJaunes Groupe....................................  1,400    3,054
  #*Peugeot SA............................................  4,892   62,482
  #*Pierre & Vacances SA..................................    114    2,644
    Plastic Omnium SA.....................................  1,116   76,136
    PPR...................................................    763  174,982
    Publicis Groupe SA ADR................................  2,600   52,130
    Rallye SA.............................................    367   13,557
    Renault SA............................................  2,603  205,089
    Rexel SA..............................................  2,475   60,198
    Rubis SCA.............................................    429   27,404
    Sa des Ciments Vicat..................................    469   31,620
    Safran SA.............................................  1,095   64,303
    Saft Groupe SA........................................    295    7,287
    Schneider Electric SA.................................  2,815  224,245
    SCOR SE...............................................  3,405  108,507
    SEB SA................................................    276   22,957
    Sechilienne-Sidec.....................................    191    3,880
   *Sequana SA............................................    218    1,691
    SES SA................................................    387   11,391
    Societe BIC SA........................................    279   30,992
    Societe Generale SA...................................  4,258  171,311
    Societe Television Francaise 1........................  3,651   54,069
    Sodexo................................................    415   37,901
   *SOITEC................................................  1,744    3,887
    Somfy SA..............................................     74   16,962
    Stef..................................................    282   16,039
    STMicroelectronics NV (5962332).......................  5,220   44,720
    STMicroelectronics NV (861012102).....................  6,800   58,004
    Suez Environnement Co.................................  3,732   52,950
   *Technicolor SA........................................  1,546    7,757
    Technip SA ADR........................................  1,900   52,516
    Teleperformance.......................................  1,286   62,338
    Thales SA.............................................    513   26,417

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
FRANCE -- (Continued)
    Total SA..............................................  3,520 $  187,575
    Total SA Sponsored ADR................................  6,258    331,987
   *UBISOFT Entertainment.................................  1,606     24,500
    Valeo SA..............................................    790     62,552
    Vallourec SA..........................................  2,594    153,218
    Veolia Environnement SA...............................  1,035     13,934
    Veolia Environnement SA ADR...........................    635      8,503
    Vilmorin & Cie........................................    194     23,376
    Vinci SA..............................................  2,770    149,832
    Vivendi SA............................................ 11,384    243,419
    Zodiac Aerospace......................................    352     51,140
                                                                  ----------
TOTAL FRANCE..............................................         7,432,504
                                                                  ----------
GERMANY -- (5.7%)
   *Aareal Bank AG........................................    765     21,141
    Adidas AG.............................................  1,038    115,701
   *Aixtron SE NA Sponsored ADR...........................    300      4,719
    Allianz SE............................................  3,532    550,397
    Aurubis AG............................................    613     34,495
   #Axel Springer AG......................................  1,266     66,283
    BASF SE...............................................  2,629    233,004
    Bauer AG..............................................    343      8,748
    Bayerische Motoren Werke AG...........................  1,632    159,738
    BayWa AG..............................................    360     17,773
    Bechtle AG............................................    202      9,922
    Beiersdorf AG.........................................    364     33,661
    Bijou Brigitte AG.....................................    112      9,823
    Bilfinger SE..........................................    761     72,346
    Brenntag AG...........................................    409     67,314
    CANCOM SE.............................................  1,103     36,787
    Comdirect Bank AG.....................................  1,445     14,084
   *Commerzbank AG........................................  6,888     58,630
   *Constantin Medien AG..................................  1,864      3,910
    Continental AG........................................    660    103,930
    Daimler AG............................................  7,047    488,861
    Deutsche Bank AG (5750355)............................    462     20,842
   #Deutsche Bank AG (D18190898)..........................  7,500    337,425
    Deutsche Boerse AG....................................    826     58,518
   *Deutsche Lufthansa AG.................................  2,937     58,857
    Deutsche Post AG......................................  5,606    156,766
    Deutsche Telekom AG................................... 17,467    212,398
    Deutsche Wohnen AG....................................    840     14,806
   *Deutz AG..............................................  2,362     16,414
    E.ON SE...............................................  5,193     88,172
    E.ON SE Sponsored ADR.................................  8,830    149,580
    ElringKlinger AG......................................    969     35,847
    Fielmann AG...........................................    139     14,494
    Fraport AG Frankfurt Airport Services Worldwide.......    799     51,726
    Freenet AG............................................  2,927     69,814
    Fuchs Petrolub AG.....................................    215     14,128
    GEA Group AG..........................................  2,174     89,847
    GFK SE................................................    297     14,650
   #Gildemeister AG.......................................    470     10,925

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
GERMANY -- (Continued)
    Grammer AG............................................   836  $ 27,894
    Grenkeleasing AG......................................   247    22,714
    Hannover Rueckversicherung SE......................... 1,017    75,535
    HeidelbergCement AG................................... 1,914   147,456
   *Heidelberger Druckmaschinen AG........................ 4,410    10,875
    Henkel AG & Co. KGaA..................................   266    22,044
    Hochtief AG...........................................   402    30,618
    Indus Holding AG......................................   565    18,864
    Infineon Technologies AG.............................. 6,969    61,842
    Infineon Technologies AG ADR.......................... 4,980    44,073
  #*IVG Immobilien AG..................................... 4,240       940
    Jenoptik AG...........................................   847    10,601
   #K+S AG................................................   817    20,180
    Kabel Deutschland Holding AG..........................   599    67,439
   *Kloeckner & Co. SE.................................... 2,316    28,954
    Kontron AG............................................ 1,112     5,224
    Krones AG.............................................   229    19,329
   #KUKA AG...............................................   521    22,997
    KWS Saat AG...........................................    62    20,715
    Lanxess AG............................................   735    46,007
    Leoni AG..............................................   483    24,055
    Linde AG.............................................. 1,084   208,814
    MAN SE................................................   252    28,728
    Metro AG.............................................. 1,430    49,343
    MLP AG................................................   505     3,087
    MTU Aero Engines Holding AG...........................   322    29,253
    Muenchener Rueckversicherungs AG...................... 1,388   275,619
    MVV Energie AG........................................   213     6,264
   *Nordex SE.............................................   312     2,610
   *Osram Licht AG........................................   196     7,624
   *Patrizia Immobilien AG................................ 2,827    30,934
    Pfeiffer Vacuum Technology AG.........................    93    10,136
    Puma SE...............................................   101    28,200
    Rational AG...........................................    59    17,125
    Rheinmetall AG........................................   925    42,795
    RWE AG................................................ 4,458   134,272
   *SAF-Holland SA........................................ 2,417    27,959
    Salzgitter AG.........................................   919    34,210
   #SAP AG Sponsored ADR.................................. 1,200    87,468
   #SGL Carbon SE.........................................   525    17,140
    Siemens AG............................................ 1,956   214,830
  #*Singulus Technologies AG.............................. 2,333     4,119
    Sixt AG............................................... 1,140    28,275
   *Sky Deutschland AG.................................... 6,216    48,664
    SMA Solar Technology AG...............................   845    28,837
  #*Solarworld AG.........................................   399       260
   #Suedzucker AG.........................................   686    22,409
    Symrise AG............................................ 1,144    49,406
   #TAG Immobilien AG..................................... 1,284    15,224
   *ThyssenKrupp AG....................................... 2,461    53,464
   *Tom Tailor Holding AG.................................   936    20,390
   *TUI AG................................................ 2,519    31,778
    United Internet AG.................................... 1,164    38,020

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
GERMANY -- (Continued)
    Volkswagen AG..........................................     192 $   43,631
    Vossloh AG.............................................     324     26,994
   #Wacker Chemie AG.......................................     142     13,852
    Wincor Nixdorf AG......................................     382     24,231
                                                                    ----------
TOTAL GERMANY..............................................          5,960,797
                                                                    ----------
GREECE -- (0.2%)
   *Alpha Bank AE..........................................   8,245      4,900
    Athens Water Supply & Sewage Co. SA (The)..............     690      5,460
    Bank of Greece.........................................     518      8,544
   *Ellaktor SA............................................   4,143     12,089
   *Folli Follie Group.....................................     300      7,035
   *Fourlis Holdings SA....................................     501      1,684
   *Frigoglass SA..........................................     702      4,464
   *GEK Terna Holding Real Estate Construction SA..........   1,957      5,661
    Hellenic Exchanges SA Holding Clearing Settlement and
      Registry.............................................     626      5,063
    Hellenic Petroleum SA..................................   3,652     35,894
   *Hellenic Telecommunications Organization SA............   1,098      9,914
    JUMBO SA...............................................     839      8,911
   *Marfin Investment Group Holdings SA....................  22,347      8,531
    Metka SA...............................................     797     11,788
    Motor Oil Hellas Corinth Refineries SA.................     491      4,969
   *Mytilineos Holdings SA.................................   3,029     17,481
   *National Bank of Greece SA.............................   2,035      7,086
    National Bank of Greece SA ADR.........................     511      1,814
   *Piraeus Bank SA........................................   2,824      3,595
   *Proton Bank SA.........................................   2,311         --
    Public Power Corp. SA..................................     802      8,298
   *T Bank SA..............................................   8,910         --
   *Titan Cement Co. SA....................................   1,951     35,483
   *TT Hellenic Postbank SA................................   3,006         --
   *Viohalco Hellenic Copper and Aluminum Industry SA......   1,602      9,380
                                                                    ----------
TOTAL GREECE...............................................            218,044
                                                                    ----------
HONG KONG -- (2.7%)
    Allied Properties HK, Ltd..............................  85,888     12,194
    Associated International Hotels, Ltd...................   6,000     17,105
    Bank of East Asia, Ltd.................................  14,264     53,470
    BOC Hong Kong Holdings, Ltd............................  22,500     70,588
   *Brightoil Petroleum Holdings, Ltd...................... 140,000     24,353
    Cafe de Coral Holdings, Ltd............................  10,000     32,488
    Cathay Pacific Airways, Ltd............................  12,000     22,217
    Cheung Kong Holdings, Ltd..............................  11,000    154,257
    Cheung Kong Infrastructure Holdings, Ltd...............   2,000     13,808
   *China Billion Resources, Ltd........................... 112,480         --
   *China Energy Development Holdings, Ltd................. 176,000      3,155
    Chong Hing Bank, Ltd...................................   2,000      5,914
    Chow Sang Sang Holdings International, Ltd.............   5,000     11,591
   #Chow Tai Fook Jewellery Group, Ltd.....................  22,000     28,122
   *Chuang's Consortium International, Ltd.................  93,642     11,106
    CLP Holdings, Ltd......................................   5,000     41,450
    Dah Sing Banking Group, Ltd............................   8,000      9,287

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------- --------
HONG KONG -- (Continued)
    Dah Sing Financial Holdings, Ltd.......................   4,050 $ 16,778
   #Esprit Holdings, Ltd...................................  43,000   70,112
   #Far East Consortium International, Ltd.................  37,000   12,463
    First Pacific Co., Ltd.................................  55,600   62,834
   *Foxconn International Holdings, Ltd....................  55,000   29,502
   *G-Resources Group, Ltd................................. 846,000   29,963
    Get Nice Holdings, Ltd................................. 176,000    7,256
   #Giordano International, Ltd............................  20,000   19,797
    Guangnan Holdings, Ltd.................................  40,000    4,692
    Hang Lung Group, Ltd...................................  12,000   61,853
    Hang Lung Properties, Ltd..............................  26,000   84,332
    Hang Seng Bank, Ltd....................................   3,100   47,376
    Henderson Land Development Co., Ltd....................  16,066  100,061
    Hong Kong & China Gas Co., Ltd.........................  13,420   34,347
   #Hong Kong Exchanges and Clearing, Ltd..................   4,000   62,099
    Hongkong & Shanghai Hotels (The).......................  11,096   16,712
    Hopewell Holdings, Ltd.................................  17,500   55,452
    Hutchison Telecommunications Hong Kong Holdings, Ltd...  15,000    8,549
    Hysan Development Co., Ltd.............................   8,000   33,842
    Johnson Electric Holdings, Ltd.........................  37,500   22,283
    K Wah International Holdings, Ltd......................  45,000   20,521
    Kerry Properties, Ltd..................................  13,000   53,525
    Kowloon Development Co., Ltd...........................  10,000   12,044
    L'Occitane International SA............................   9,250   20,719
   *Lai Sun Development.................................... 143,000    4,180
   #Li & Fung, Ltd.........................................  30,000   39,492
    Lifestyle International Holdings, Ltd..................   4,500   10,704
    Luk Fook Holdings International, Ltd...................   8,000   22,456
    Man Wah Holdings, Ltd..................................  16,000   17,931
    Midland Holdings, Ltd..................................  18,000    7,261
  #*Mongolian Mining Corp.................................. 122,000   25,317
    MTR Corp., Ltd.........................................   7,053   26,224
    New World Development Co., Ltd.........................  55,889   81,375
    Newocean Energy Holdings, Ltd..........................  42,000   22,563
    NWS Holdings, Ltd......................................  39,649   60,286
    Orient Overseas International, Ltd.....................   6,000   33,324
    Pacific Basin Shipping, Ltd............................  14,000    7,558
    Pacific Textile Holdings, Ltd..........................  15,000   17,924
    PCCW, Ltd..............................................  87,000   39,369
    Pico Far East Holdings, Ltd............................  14,000    4,873
    Power Assets Holdings, Ltd.............................   6,500   58,355
    Prada SpA..............................................   2,700   25,176
    Regal Hotels International Holdings, Ltd...............  24,600   12,275
    Samsonite International SA.............................  21,000   57,475
    Shangri-La Asia, Ltd...................................  33,500   52,661
    Shun Tak Holdings, Ltd.................................  27,500   11,799
    Singamas Container Holdings, Ltd.......................  42,000    9,030
    Sino Land Co., Ltd.....................................  48,800   68,845
    SmarTone Telecommunications Holdings, Ltd..............   2,500    3,982
    SOCAM Development, Ltd.................................   4,000    4,588
    Sun Hung Kai & Co., Ltd................................  11,619    6,363
    Sun Hung Kai Properties, Ltd...........................  13,000  173,632
   *Superb Summit International Group, Ltd.................  71,000    3,294

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    TAI Cheung Holdings.....................................  23,000 $   18,066
    Techtronic Industries Co................................  22,000     53,681
    Television Broadcasts, Ltd..............................   5,100     34,502
    Texwinca Holdings, Ltd..................................  14,000     13,674
    Transport International Holdings, Ltd...................   4,000      8,640
   #Trinity, Ltd............................................  64,000     20,617
    Value Partners Group, Ltd...............................  40,000     22,148
    Varitronix International, Ltd...........................  17,000     10,509
    Victory City International Holdings, Ltd................  14,000      2,182
    Vitasoy International Holdings, Ltd.....................  18,000     22,040
    VTech Holdings, Ltd.....................................   2,200     33,733
    Wharf Holdings, Ltd.....................................   8,625     74,107
    Wheelock & Co., Ltd.....................................  13,000     67,522
    Wing Hang Bank, Ltd.....................................   5,000     46,326
    Xinyi Glass Holdings, Ltd...............................  32,000     29,310
    Yue Yuen Industrial Holdings, Ltd.......................  15,000     41,166
                                                                     ----------
TOTAL HONG KONG.............................................          2,804,752
                                                                     ----------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C..................................   4,388      9,703
   *Bank of Ireland......................................... 496,536    111,881
   *Bank of Ireland Sponsored ADR...........................     330      2,993
    CRH P.L.C...............................................   3,628     76,242
    CRH P.L.C. Sponsored ADR................................   4,265     90,034
    Dragon Oil P.L.C........................................   4,125     38,759
    Glanbia P.L.C...........................................     538      7,036
    Grafton Group P.L.C.....................................   2,762     22,537
    Kerry Group P.L.C. Class A (0490656)....................     667     40,822
    Kerry Group P.L.C. Class A (4519579)....................     286     17,572
    Kingspan Group P.L.C. (0492793).........................   1,183     16,471
    Kingspan Group P.L.C. (4491235).........................   1,108     15,553
    Smurfit Kappa Group P.L.C...............................   3,976     80,410
                                                                     ----------
TOTAL IRELAND...............................................            530,013
                                                                     ----------
ISRAEL -- (0.4%)
   *Africa Israel Investments, Ltd..........................   1,545      2,977
   *AudioCodes, Ltd.........................................     614      3,047
    Azrieli Group...........................................     585     18,214
    Bank Hapoalim BM........................................  14,543     69,544
   *Bank Leumi Le-Israel BM.................................  10,766     36,120
    Bezeq The Israeli Telecommunication Corp., Ltd..........   5,997      9,687
    Delek Group, Ltd........................................      45     12,637
    Elbit Systems, Ltd......................................     649     28,633
    Harel Insurance Investments & Financial Services, Ltd...     442     24,548
    Israel Chemicals, Ltd...................................   1,084      8,644
   *Israel Discount Bank, Ltd. Class A......................  20,541     34,958
    Ituran Location and Control, Ltd........................     538      9,702
   *Kardan Yazamut..........................................   1,340        103
   *Mellanox Technologies, Ltd..............................     437     19,709
   *Menorah Mivtachim Holdings, Ltd.........................     894     10,174
    Migdal Insurance & Financial Holding, Ltd...............   7,718     12,625
   *Mizrahi Tefahot Bank, Ltd...............................   2,222     23,695

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
ISRAEL -- (Continued)
    NICE Systems, Ltd. Sponsored ADR......................    863 $ 33,407
   *Nitsba Holdings 1995, Ltd.............................  1,262   16,128
   *Oil Refineries, Ltd...................................  6,074    2,606
   *Ormat Industries......................................    270    1,620
   *Paz Oil Co., Ltd......................................    198   32,176
    Phoenix Holdings, Ltd. (The)..........................  1,952    7,203
   *Union Bank of Israel..................................  1,193    5,139
                                                                  --------
TOTAL ISRAEL..............................................         423,296
                                                                  --------
ITALY -- (1.9%)
    A2A SpA...............................................  7,105    6,184
    ACEA SpA..............................................  1,354   12,515
   *Arnoldo Mondadori Editore SpA.........................  1,773    2,348
    Assicurazioni Generali SpA............................  3,345   66,170
    Atlantia SpA..........................................  1,964   37,381
   *Autogrill SpA.........................................  1,015   15,504
    Azimut Holding SpA....................................  1,386   31,142
  #*Banca Carige SpA...................................... 17,321    9,706
  #*Banca Monte dei Paschi di Siena SpA................... 21,946    6,014
   *Banca Piccolo Credito Valtellinese Scarl..............  4,872    5,928
  #*Banca Popolare dell'Emilia Romagna S.c.r.l............  4,657   27,892
  #*Banca Popolare dell'Etruria e del Lazio...............    424      354
  #*Banca Popolare di Milano Scarl........................ 75,800   37,215
    Banca Popolare di Sondrio Scarl.......................  4,779   25,075
   *Banco Popolare........................................  9,475   12,094
    Brembo SpA............................................  1,194   25,965
    Buzzi Unicem SpA......................................  2,064   30,496
    Cementir Holding SpA..................................  2,563    8,465
   *CIR-Compagnie Industriali Riunite SpA.................  7,131    9,349
    Credito Emiliano SpA..................................  1,807    9,935
    De'Longhi SpA.........................................  1,028   16,421
    Enel Green Power SpA.................................. 16,762   37,311
    Enel SpA.............................................. 13,248   44,331
    Eni SpA Sponsored ADR.................................  3,700  163,355
    ERG SpA...............................................  1,082   10,532
    Esprinet SpA..........................................  2,121    9,204
    Fiat Industrial SpA...................................  2,621   32,359
   *Fiat SpA.............................................. 16,569  132,111
   *Fiat SpA Sponsored ADR................................  1,600   12,864
  #*Finmeccanica SpA......................................  6,992   36,580
  #*Fondiaria-Sai SpA.....................................  4,807    9,958
   #Geox SpA..............................................    852    2,221
   *Gruppo Editoriale L'Espresso SpA......................  3,978    4,869
    Hera SpA.............................................. 11,731   23,672
   *IMMSI SpA.............................................  4,196    2,433
    Indesit Co. SpA.......................................  2,901   21,482
    Interpump Group SpA...................................  1,758   17,427
    Intesa Sanpaolo SpA................................... 70,750  134,959
    Iren SpA..............................................  8,189    9,202
    Italcementi SpA.......................................  1,415   10,510
   *Italmobiliare SpA.....................................    246    5,878
    Luxottica Group SpA Sponsored ADR.....................    600   31,500
   *Mediaset SpA.......................................... 14,069   61,459

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
ITALY -- (Continued)
    Mediobanca SpA........................................ 14,179 $   87,350
    Mediolanum SpA........................................  2,157     16,438
   *Milano Assicurazioni SpA..............................  5,810      3,922
    Parmalat SpA..........................................  8,313     27,174
    Piaggio & C SpA.......................................  2,131      5,955
   #Pirelli & C. SpA......................................  3,639     47,787
  #*Prelios SpA...........................................    750        604
  #*Premafin Finanziaria SpA.............................. 10,391      2,320
    Prysmian SpA..........................................  1,062     21,591
   *Safilo Group SpA......................................  1,177     24,224
    Saipem SpA............................................    800     17,054
  #*Saras SpA.............................................  3,877      4,753
    Snam SpA..............................................  3,918     18,517
    Societa Cattolica di Assicurazioni S.c.r.l............    902     20,289
    Societa Iniziative Autostradali e Servizi SpA.........  1,213     10,621
    Telecom Italia SpA Sponsored ADR......................  8,020     55,178
    Tenaris SA ADR........................................    331     14,713
    Terna Rete Elettrica Nazionale SpA....................  9,125     40,757
   #Tod's SpA.............................................    194     31,605
    UniCredit SpA......................................... 35,390    193,311
    Unione di Banche Italiane SCPA........................ 11,423     48,693
    Unipol Gruppo Finanziario SpA.........................  8,580     32,990
                                                                  ----------
TOTAL ITALY...............................................         1,936,216
                                                                  ----------
JAPAN -- (19.5%)
    77 Bank, Ltd. (The)...................................  7,000     33,815
    ABC-Mart, Inc.........................................    700     31,568
    Accordia Golf Co., Ltd................................     24     26,169
    ADEKA Corp............................................  2,100     21,179
   #Aeon Co., Ltd.........................................  4,300     59,100
    Ahresty Corp..........................................  2,300     15,673
    Aica Kogyo Co., Ltd...................................  1,000     19,304
    Aichi Bank, Ltd. (The)................................    200      9,094
    Aichi Steel Corp......................................  4,000     19,105
    Aida Engineering, Ltd.................................  2,800     22,054
    Aiphone Co., Ltd......................................    300      4,798
    Air Water, Inc........................................  4,000     58,603
    Aisin Seiki Co., Ltd..................................  1,000     39,615
    Akita Bank, Ltd. (The)................................  5,000     13,452
    Alpha Systems, Inc....................................    480      5,497
    Alpine Electronics, Inc...............................  1,300     12,760
    Alps Electric Co., Ltd................................  2,800     20,981
    Amada Co., Ltd........................................  6,000     43,046
    Amano Corp............................................  1,700     18,198
    ANA Holdings, Inc.....................................  3,000      6,178
    Anritsu Corp..........................................  2,000     25,094
    AOC Holdings, Inc.....................................  2,200      7,152
    AOKI Holdings, Inc....................................  1,100     35,018
    Aoyama Trading Co., Ltd...............................  1,700     42,414
   *Aozora Bank, Ltd...................................... 10,000     30,892
    Arakawa Chemical Industries, Ltd......................    900      7,564
    Arcs Co., Ltd.........................................  1,300     23,949
    Ariake Japan Co., Ltd.................................  1,000     23,425

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ -------
JAPAN -- (Continued)
    Arnest One Corp........................................  1,400 $26,468
    Asahi Diamond Industrial Co., Ltd......................  1,000  10,320
    Asahi Glass Co., Ltd................................... 14,000  90,547
    Asahi Holdings, Inc....................................  1,600  28,370
    Asahi Kasei Corp....................................... 11,000  69,566
    Asatsu-DK, Inc.........................................    700  18,350
    Asics Corp.............................................  2,000  33,596
    Autobacs Seven Co., Ltd................................  2,200  32,264
    Awa Bank, Ltd. (The)...................................  5,000  26,151
    Azbil Corp.............................................  1,400  30,044
    Bank of Iwate, Ltd. (The)..............................    400  17,602
    Bank of Kyoto, Ltd. (The)..............................  7,000  55,897
    Bank of Nagoya, Ltd. (The).............................  4,000  13,899
    Bank of Okinawa, Ltd. (The)............................    600  24,564
    Bank of the Ryukyus, Ltd...............................  1,400  18,033
    Bank of Yokohama, Ltd. (The)........................... 16,000  87,691
    Benesse Holdings, Inc..................................    700  24,140
   *Best Denki Co., Ltd....................................  8,500  14,025
    Bookoff Corp...........................................  1,500  10,428
    Bridgestone Corp.......................................    900  31,866
    Brother Industries, Ltd................................  4,600  51,074
    Calsonic Kansei Corp...................................  6,000  31,463
    Canon Marketing Japan, Inc.............................  1,200  15,337
    Canon, Inc.............................................    194   5,984
   #Canon, Inc. Sponsored ADR..............................  1,800  55,512
   #Casio Computer Co., Ltd................................  3,800  33,866
    Central Glass Co., Ltd.................................  4,000  12,594
    Central Japan Railway Co...............................    300  36,750
    Chiba Bank, Ltd. (The)................................. 10,000  69,185
   *Chiba Kogyo Bank, Ltd. (The)...........................  1,500  11,005
    Chiyoda Co., Ltd.......................................    700  18,038
    Chubu Electric Power Co., Inc..........................  1,800  24,956
    Chuetsu Pulp & Paper Co., Ltd..........................  6,000   8,627
    Chugoku Bank, Ltd. (The)...............................  5,000  64,922
    Chugoku Electric Power Co., Inc. (The).................  1,200  17,625
    Chugoku Marine Paints, Ltd.............................  2,000  10,403
    Chukyo Bank, Ltd. (The)................................  7,000  12,635
    Citizen Holdings Co., Ltd..............................  7,900  45,105
    CKD Corp...............................................  2,200  16,773
    CMK Corp...............................................  2,100   6,909
    Coca-Cola Central Japan Co., Ltd.......................  2,527  33,760
    Coca-Cola West Co., Ltd................................  1,500  29,137
    COMSYS Holdings Corp...................................  2,000  25,396
   *Cosmo Oil Co., Ltd..................................... 15,000  27,832
    Dai Nippon Printing Co., Ltd...........................  7,000  62,292
    Dai-ichi Life Insurance Co., Ltd. (The)................     52  70,782
    Daicel Corp............................................  5,000  43,036
   #Daido Steel Co., Ltd...................................  5,000  28,952
   *Daiei, Inc. (The)......................................  2,650   8,754
    Daifuku Co., Ltd.......................................  2,000  18,264
    Daikin Industries, Ltd.................................    700  29,083
    Daikyo, Inc............................................  5,000  15,018
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..................................................  4,000  16,914

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Daio Paper Corp.......................................  3,000 $18,035
    Daisan Bank, Ltd. (The)...............................  7,000  10,850
   #Daiseki Co., Ltd......................................    200   3,503
    Daishi Bank, Ltd. (The)...............................  8,000  27,067
    Daito Trust Construction Co., Ltd.....................    300  27,412
    Daiwa House Industry Co., Ltd.........................  5,000  91,829
    Daiwa Securities Group, Inc...........................  5,000  42,416
    Daiwabo Holdings Co., Ltd.............................  8,000  12,897
    DCM Holdings Co., Ltd.................................  1,800  12,883
   #Dena Co., Ltd.........................................  1,200  22,770
    Denki Kagaku Kogyo KK.................................  5,000  18,424
    Denki Kogyo Co., Ltd..................................  3,000  16,274
    Denso Corp............................................  1,500  68,088
    Dentsu, Inc...........................................    800  25,474
    Descente, Ltd.........................................  3,000  22,337
    DIC Corp.............................................. 10,000  26,063
   #Disco Corp............................................    400  23,641
    Dowa Holdings Co., Ltd................................  2,000  18,263
    Dunlop Sports Co., Ltd................................  1,100  12,851
    Duskin Co., Ltd.......................................  1,300  24,220
    East Japan Railway Co.................................    600  48,271
    Ebara Corp............................................ 11,000  60,365
   #EDION Corp............................................  1,800  10,275
    Ehime Bank, Ltd. (The)................................  6,000  14,437
    Eighteenth Bank, Ltd. (The)...........................  8,000  18,264
    Electric Power Development Co., Ltd...................    600  19,845
    Exedy Corp............................................  1,000  26,900
    FamilyMart Co., Ltd...................................    600  26,475
    FANUC Corp............................................    300  45,424
    FCC Co., Ltd..........................................  1,000  23,277
    Felissimo Corp........................................    400   4,737
   #Foster Electric Co., Ltd..............................    500   8,588
    France Bed Holdings Co., Ltd..........................  6,000  11,862
    Fuji Electric Co., Ltd................................ 10,000  37,360
    Fuji Heavy Industries, Ltd............................  4,000  98,486
    Fuji Oil Co. Ltd/Osaka................................  1,100  18,417
    Fuji Seal International, Inc..........................    400  11,597
    Fuji Soft, Inc........................................  1,100  20,695
    Fujibo Holdings, Inc..................................  5,000  10,609
    FUJIFILM Holdings Corp................................  3,300  72,305
    Fujikura, Ltd.........................................  7,000  25,522
    Fujitec Co., Ltd......................................  3,000  28,467
    Fujitsu, Ltd.......................................... 12,000  45,938
    Fukui Bank, Ltd. (The)................................  7,000  15,555
    Fukuoka Financial Group, Inc.......................... 12,000  54,060
   #Fukuyama Transporting Co., Ltd........................  5,000  30,445
    Furukawa Co., Ltd.....................................  9,000  17,968
   #Furukawa Electric Co., Ltd............................  7,000  16,899
   *Futaba Industrial Co., Ltd............................    900   3,911
   #Geo Holdings Corp.....................................      9   8,279
    Glory, Ltd............................................  1,000  23,438
    Godo Steel, Ltd.......................................  6,000  10,013
   *Gree, Inc.............................................  1,200   9,724

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Gunma Bank, Ltd. (The)................................  9,000 $ 50,880
    Gunze, Ltd............................................  5,000   12,390
    H2O Retailing Corp....................................  4,000   35,200
    Hachijuni Bank, Ltd. (The)............................ 11,000   64,536
    Hakuhodo DY Holdings, Inc.............................    530   36,476
    Hankyu Hanshin Holdings, Inc.......................... 12,000   68,646
    Hanwa Co., Ltd........................................  4,000   16,473
   *Haseko Corp........................................... 11,000   13,658
    Hazama Ando Corp......................................  6,200   13,447
    Heiwa Corp............................................    800   13,768
    Heiwado Co., Ltd......................................  1,200   19,616
    Higashi-Nippon Bank, Ltd. (The).......................  6,000   12,791
    Higo Bank, Ltd. (The).................................  3,000   17,605
    Hino Motors, Ltd......................................  1,000   15,325
    Hiroshima Bank, Ltd. (The)............................ 11,000   45,723
    Hitachi Capital Corp..................................  1,300   30,975
   #Hitachi Chemical Co., Ltd.............................  1,300   21,873
    Hitachi Construction Machinery Co., Ltd...............    500    9,837
    Hitachi High-Technologies Corp........................  1,400   30,513
   #Hitachi Metals, Ltd...................................  1,000   12,005
    Hitachi Transport System, Ltd.........................  1,100   15,792
    Hitachi Zosen Corp.................................... 10,500   16,044
    Hitachi, Ltd.......................................... 17,000  113,886
    Hitachi, Ltd. ADR.....................................    800   53,720
   *Hokkaido Electric Power Co., Inc......................  1,000   13,054
    Hokkan Holdings, Ltd..................................  5,000   15,289
    Hokkoku Bank, Ltd. (The)..............................  7,000   23,691
    Hokuetsu Bank, Ltd. (The).............................  4,000    7,864
    Hokuetsu Kishu Paper Co., Ltd.........................  6,000   25,803
    Hokuhoku Financial Group, Inc......................... 31,000   58,430
    Hokuriku Electric Power Co............................  1,000   14,421
    Hokuto Corp...........................................  1,400   24,993
    Honda Motor Co., Ltd..................................  4,900  181,501
    Honda Motor Co., Ltd. Sponsored ADR...................  3,554  131,996
    Hosiden Corp..........................................  1,200    6,618
    House Foods Corp......................................  1,900   30,526
    Hoya Corp.............................................  1,300   28,017
    Hyakugo Bank, Ltd. (The)..............................  4,000   15,858
    Hyakujushi Bank, Ltd. (The)...........................  4,000   12,348
    Ibiden Co., Ltd.......................................  3,500   52,162
   *Ichikoh Industries, Ltd............................... 10,000   15,689
    Idec Corp.............................................  1,300   11,714
    Idemitsu Kosan Co., Ltd...............................    400   33,312
    IHI Corp..............................................  7,000   29,446
    Inaba Denki Sangyo Co., Ltd...........................    600   16,494
    Inabata & Co., Ltd....................................    100      818
    Inageya Co., Ltd......................................  2,000   19,849
    Inpex Corp............................................      7   30,606
  #*Inui Steamship Co., Ltd...............................  3,500   11,723
   #Iseki & Co., Ltd......................................  5,000   17,199
    Isetan Mitsukoshi Holdings, Ltd.......................  3,740   51,579
   *Ishihara Sangyo Kaisha, Ltd........................... 13,000    9,666
    IT Holdings Corp......................................  1,200   13,956

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Ito En, Ltd...........................................  1,000 $23,429
    ITOCHU Corp...........................................  7,300  86,699
    Itochu Enex Co., Ltd..................................  1,800   9,088
    Itochu Techno-Solutions Corp..........................    400  15,850
    Itoham Foods, Inc.....................................  5,000  21,430
    Iwatani Corp..........................................  7,000  25,674
    Iyo Bank, Ltd. (The)..................................  6,000  57,232
    Izumi Co., Ltd........................................  1,400  42,229
    Izumiya Co., Ltd......................................  3,000  13,504
    J Front Retailing Co., Ltd............................  6,800  54,032
    J-Oil Mills, Inc......................................  3,000   9,092
    Japan Airport Terminal Co., Ltd.......................  1,800  33,660
    Japan Aviation Electronics Industry, Ltd..............  3,000  27,858
    Japan Digital Laboratory Co., Ltd.....................  1,600  15,301
    Japan Exchange Group, Inc.............................    300  28,206
    Japan Pulp & Paper Co., Ltd...........................  5,000  15,663
    Japan Steel Works, Ltd. (The).........................  5,000  28,046
    Japan Wool Textile Co., Ltd. (The)....................  3,000  21,757
    JFE Holdings, Inc.....................................  3,700  83,456
    Joshin Denki Co., Ltd.................................  1,000   8,266
    Joyo Bank, Ltd. (The)................................. 12,000  64,550
    JSR Corp..............................................  2,100  37,908
    JTEKT Corp............................................  2,000  25,075
    Juroku Bank, Ltd. (The)...............................  6,000  22,018
   #JVC Kenwood Corp......................................  1,500   3,439
    JX Holdings, Inc...................................... 15,890  84,343
    K's Holdings Corp.....................................    700  23,832
   #Kadokawa Group Holdings, Inc..........................    800  29,597
    Kaga Electronics Co., Ltd.............................  1,200   9,585
    Kagome Co., Ltd.......................................  1,300  22,091
    Kagoshima Bank, Ltd. (The)............................  3,000  19,602
    Kajima Corp...........................................  8,000  28,114
    Kameda Seika Co., Ltd.................................    700  20,909
    Kamigumi Co., Ltd.....................................  4,000  33,155
    Kanamoto Co., Ltd.....................................  1,000  21,071
    Kandenko Co., Ltd.....................................  4,000  20,111
    Kaneka Corp...........................................  8,000  54,098
   *Kanematsu Corp........................................ 12,000  13,078
   *Kansai Electric Power Co., Inc. (The).................  1,200  14,670
    Kansai Paint Co., Ltd.................................  1,000  12,956
    Kao Corp..............................................  1,000  32,022
    Kawasaki Heavy Industries, Ltd........................  5,000  18,264
    Kawasaki Kisen Kaisha, Ltd............................ 15,000  30,667
    KDDI Corp.............................................    800  44,263
    Keihan Electric Railway Co., Ltd...................... 10,000  40,709
    Keihin Corp...........................................  1,100  16,673
    Keikyu Corp...........................................  3,000  25,030
    Keio Corp.............................................  3,000  21,108
    Keisei Electric Railway Co., Ltd......................  2,000  19,243
    Keiyo Bank, Ltd. (The)................................  4,000  20,989
    Kewpie Corp...........................................  2,200  33,871
    KEY Coffee, Inc.......................................    300   4,698
    Keyence Corp..........................................    100  32,606

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Kikkoman Corp.........................................  2,000 $ 34,410
    Kinden Corp...........................................  3,000   29,152
   #Kintetsu Corp.........................................  7,000   30,055
    Kintetsu World Express, Inc...........................    300   11,339
    Kitz Corp.............................................  3,000   14,337
    Kiyo Holdings, Inc.................................... 15,000   20,790
    Koa Corp..............................................  1,400   13,820
   *Kobe Steel, Ltd....................................... 30,000   47,341
   #Kohnan Shoji Co., Ltd.................................  1,300   14,783
    Koito Manufacturing Co., Ltd..........................  1,000   19,282
    Kokuyo Co., Ltd.......................................  2,300   16,865
    Komatsu, Ltd..........................................  1,100   24,490
   #Konami Corp...........................................  1,800   39,833
    Konica Minolta, Inc...................................  5,500   45,002
    Konishi Co., Ltd......................................    600   12,056
    Kose Corp.............................................    800   22,645
    Kubota Corp. Sponsored ADR............................    500   36,455
    Kurabo Industries, Ltd................................  8,000   12,968
    Kuraray Co., Ltd......................................  4,400   60,010
    Kureha Corp...........................................  5,000   16,716
   #Kurita Water Industries, Ltd..........................  2,100   42,823
   #Kuroda Electric Co., Ltd..............................  1,300   18,107
    Kyocera Corp. Sponsored ADR...........................    900   91,485
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................  1,000   10,347
    Kyoritsu Maintenance Co., Ltd.........................    900   34,596
    Kyowa Exeo Corp.......................................  2,000   22,048
   *Kyushu Electric Power Co., Inc........................  1,800   25,036
    Lawson, Inc...........................................    300   23,509
    Lintec Corp...........................................  1,100   20,741
    Lion Corp.............................................  4,000   22,480
    LIXIL Group Corp......................................  3,200   75,038
    Maeda Corp............................................  5,000   26,176
    Maeda Road Construction Co., Ltd......................  2,000   32,794
    Makino Milling Machine Co., Ltd.......................  2,000   11,641
    Makita Corp...........................................    500   26,010
    Marubeni Corp......................................... 11,000   76,369
    Maruha Nichiro Holdings, Inc.......................... 12,000   24,350
    Marui Group Co., Ltd..................................  4,900   47,652
    Marusan Securities Co., Ltd...........................  2,100   14,941
   #Maruwa Co. Ltd/Aichi..................................    500   16,537
    Max Co., Ltd..........................................  1,000   11,655
   *Mazda Motor Corp...................................... 15,000   62,498
    Megmilk Snow Brand Co., Ltd...........................  1,400   20,215
    Meitec Corp...........................................    700   18,917
    Meito Sangyo Co., Ltd.................................    600    6,187
    Michinoku Bank, Ltd. (The)............................  2,000    3,812
    Mimasu Semiconductor Industry Co., Ltd................  1,800   15,626
    Minebea Co., Ltd......................................  5,000   19,597
    Ministop Co., Ltd.....................................    800   13,105
    Mirait Holdings Corp..................................  2,000   18,519
    MISUMI Group, Inc.....................................  1,200   32,620
    Mitsuba Corp..........................................  2,000   32,730
    Mitsubishi Corp....................................... 10,600  193,121

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Mitsubishi Electric Corp..............................   9,000 $ 87,275
    Mitsubishi Estate Co., Ltd............................   2,000   50,698
    Mitsubishi Gas Chemical Co., Inc......................   4,000   29,569
    Mitsubishi Heavy Industries, Ltd......................  18,598   99,859
    Mitsubishi Logistics Corp.............................   2,000   29,136
    Mitsubishi Materials Corp.............................  15,000   52,764
  #*Mitsubishi Motors Corp................................   1,300   17,121
   *Mitsubishi Paper Mills, Ltd...........................  10,000    9,279
    Mitsubishi Pencil Co., Ltd............................     600   12,730
    Mitsubishi Shokuhin Co., Ltd..........................     400   10,082
    Mitsubishi UFJ Financial Group, Inc...................  93,170  577,934
    Mitsuboshi Belting Co., Ltd...........................   3,000   14,013
    Mitsui & Co., Ltd.....................................  11,700  156,717
    Mitsui & Co., Ltd. Sponsored ADR......................     125   33,525
    Mitsui Chemicals, Inc.................................  18,000   41,583
    Mitsui Engineering & Shipbuilding Co., Ltd............  18,000   31,888
    Mitsui Fudosan Co., Ltd...............................   2,000   60,285
    Mitsui High-Tec, Inc..................................   2,000   12,086
    Mitsui Mining & Smelting Co., Ltd.....................  14,000   31,360
   *Mitsui OSK Lines, Ltd.................................  14,000   53,834
    Mitsui Sugar Co., Ltd.................................   3,000    9,733
    Mitsui-Soko Co., Ltd..................................   2,000    9,204
    Mitsuuroko Holdings Co., Ltd..........................     800    3,901
    Miura Co., Ltd........................................     700   19,047
    Miyazaki Bank, Ltd. (The).............................   5,000   14,326
    Mizuho Financial Group, Inc........................... 169,200  351,906
    Mizuno Corp...........................................   4,000   24,844
    Mori Seiki Co., Ltd...................................   1,100   14,245
    Morinaga & Co., Ltd...................................   9,000   18,643
    Morinaga Milk Industry Co., Ltd.......................   4,000   11,591
    Morita Holdings Corp..................................   1,000    8,520
    MOS Food Services, Inc................................   1,400   26,792
    MS&AD Insurance Group Holdings........................   3,864  100,005
    Murata Manufacturing Co., Ltd.........................     400   27,472
    Musashino Bank, Ltd. (The)............................     600   21,312
    Nagase & Co., Ltd.....................................   3,400   44,142
   #Nagoya Railroad Co., Ltd..............................   9,000   25,148
    Namco Bandai Holdings, Inc............................   1,900   30,738
    Nankai Electric Railway Co., Ltd......................   7,000   26,284
    Nanto Bank, Ltd. (The)................................   5,000   19,066
    NEC Corp..............................................  36,000   81,360
    NEC Networks & System Integration Corp................   1,200   26,210
    NET One Systems Co., Ltd..............................   1,400   10,890
    Neturen Co., Ltd......................................   1,500   11,105
    NGK Insulators, Ltd...................................   3,000   39,975
    NGK Spark Plug Co., Ltd...............................   2,000   39,676
    NHK Spring Co., Ltd...................................   2,000   23,194
    Nichias Corp..........................................   3,000   19,609
   #Nichicon Corp.........................................   2,400   24,005
    Nichiha Corp..........................................     900   13,314
    Nichirei Corp.........................................   6,000   28,866
    Nifco, Inc............................................     900   24,485
    NIFTY Corp............................................       5    5,652

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Nihon Dempa Kogyo Co., Ltd............................    400 $  3,592
    Nihon Nohyaku Co., Ltd................................  1,000    9,921
    Nihon Parkerizing Co., Ltd............................  1,000   19,840
    Nihon Unisys, Ltd.....................................  3,000   20,907
    Nikon Corp............................................  1,000   20,874
    Nintendo Co., Ltd.....................................    100   12,741
    Nippo Corp............................................  1,000   17,022
    Nippon Beet Sugar Manufacturing Co., Ltd..............  9,000   16,066
   #Nippon Carbon Co., Ltd................................  7,000   12,621
   *Nippon Chemi-Con Corp.................................  3,000   13,283
    Nippon Electric Glass Co., Ltd........................  4,000   21,486
    Nippon Express Co., Ltd...............................  9,000   42,474
    Nippon Flour Mills Co., Ltd...........................  6,000   31,201
    Nippon Gas Co., Ltd...................................  1,100   12,626
    Nippon Konpo Unyu Soko Co., Ltd.......................  1,700   27,153
    Nippon Light Metal Holdings Co., Ltd.................. 10,000   13,337
    Nippon Meat Packers, Inc..............................  2,000   30,776
    Nippon Paint Co., Ltd.................................  3,000   38,177
    Nippon Paper Industries Co., Ltd......................  2,300   33,472
    Nippon Road Co., Ltd. (The)...........................  2,000   10,784
    Nippon Seiki Co., Ltd.................................  1,000   14,760
    Nippon Sharyo, Ltd....................................  2,000   11,080
  #*Nippon Sheet Glass Co., Ltd........................... 20,000   20,963
    Nippon Shokubai Co., Ltd..............................  4,000   41,336
    Nippon Signal Co., Ltd................................  1,500   10,777
    Nippon Soda Co., Ltd..................................  5,000   28,565
    Nippon Steel & Sumitomo Metal Corp.................... 43,675  126,711
   *Nippon Suisan Kaisha, Ltd.............................  5,500   11,155
    Nippon Telegraph & Telephone Corp. ADR................  1,600   40,288
    Nippon Thompson Co., Ltd..............................  3,000   14,337
   *Nippon Yakin Kogyo Co., Ltd...........................  2,500    3,079
    Nippon Yusen KK....................................... 21,000   58,142
    Nishi-Nippon City Bank, Ltd. (The).................... 18,000   46,392
    Nishi-Nippon Railroad Co., Ltd........................  6,000   22,827
    Nishimatsu Construction Co., Ltd......................  7,000   16,390
    Nissan Chemical Industries, Ltd.......................  1,400   19,366
    Nissan Motor Co., Ltd................................. 14,500  151,412
    Nissan Shatai Co., Ltd................................  3,000   38,451
    Nisshin Oillio Group, Ltd. (The)......................  5,000   17,858
    Nisshin Seifun Group, Inc.............................  5,500   63,716
    Nisshin Steel Holdings Co., Ltd.......................  2,100   18,311
    Nisshinbo Holdings, Inc...............................  2,000   15,393
    Nissin Foods Holdings Co., Ltd........................    500   19,872
    Nissin Kogyo Co., Ltd.................................  1,000   18,740
    Nitta Corp............................................  1,000   19,502
    Nittetsu Mining Co., Ltd..............................  3,000   11,682
    Nitto Boseki Co., Ltd.................................  6,000   20,822
    Nitto Denko Corp......................................    500   28,166
    Nitto Kogyo Corp......................................  1,000   16,560
    NKSJ Holdings, Inc....................................  4,400  110,380
    NOF Corp..............................................  5,000   30,155
    NOK Corp..............................................  1,900   30,224
    Nomura Holdings, Inc.................................. 18,800  142,829

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Nomura Holdings, Inc. ADR.............................  3,400 $ 25,908
    Nomura Real Estate Holdings, Inc......................  1,800   41,865
    Nomura Research Institute, Ltd........................    600   19,637
    Noritake Co., Ltd/Nagoya..............................  5,000   12,951
    Noritz Corp...........................................    700   11,814
    North Pacific Bank, Ltd...............................  8,000   30,901
    NSK, Ltd..............................................  6,000   56,094
  #*NTN Corp.............................................. 12,000   39,280
    NTT Data Corp.........................................      5   17,918
    NTT DOCOMO, Inc.......................................     77  117,277
    Obayashi Corp.........................................  9,000   48,039
    Odakyu Electric Railway Co., Ltd......................  2,000   18,985
    Ogaki Kyoritsu Bank, Ltd. (The).......................  4,000   11,701
   #Oiles Corp............................................  1,200   24,166
    Oita Bank, Ltd. (The).................................  4,000   11,907
   #Oji Holdings Corp..................................... 14,000   59,644
    Okinawa Electric Power Co., Inc. (The)................    400   15,151
    OKUMA Corp............................................  2,000   14,752
    Okumura Corp..........................................  4,000   15,494
    Omron Corp............................................    900   27,832
    Onoken Co., Ltd.......................................  1,500   14,150
    Onward Holdings Co., Ltd..............................  4,000   36,145
    Oriental Land Co., Ltd................................    100   16,271
    Osaka Gas Co., Ltd....................................  8,000   33,861
    OSG Corp..............................................    700   10,728
    Pacific Metals Co., Ltd...............................  6,000   26,724
    PanaHome Corp.........................................  2,000   12,361
   *Panasonic Corp........................................  9,000   79,842
    Panasonic Industrial Devices SUNX Co., Ltd............  3,000   12,139
    Parco Co., Ltd........................................    300    2,969
    Paris Miki Holdings, Inc..............................  1,600    7,851
    Penta-Ocean Construction Co., Ltd.....................  7,000   16,975
    Pilot Corp............................................    400   13,460
  #*Pioneer Corp..........................................  2,500    4,758
    Pola Orbis Holdings, Inc..............................    500   17,500
    Press Kogyo Co., Ltd..................................  5,000   21,140
    Rengo Co., Ltd........................................  4,000   20,266
   *Renown, Inc...........................................  2,700    3,606
    Resona Holdings, Inc.................................. 15,200   75,419
    Resorttrust, Inc......................................  1,000   30,359
    Ricoh Co., Ltd........................................  7,000   78,583
    Ricoh Leasing Co., Ltd................................    500   13,754
    Riken Corp............................................  4,000   16,865
    Rohm Co., Ltd.........................................  1,700   65,538
    Round One Corp........................................    900    5,351
    Ryohin Keikaku Co., Ltd...............................    400   35,045
    Ryosan Co., Ltd.......................................  1,000   16,856
    Saibu Gas Co., Ltd....................................  6,000   14,075
    Saizeriya Co., Ltd....................................  1,200   16,910
    Sakai Chemical Industry Co., Ltd......................  3,000    9,481
    Sakata Seed Corp......................................  1,200   16,515
    San-Ai Oil Co., Ltd...................................  2,000    7,673
    San-In Godo Bank, Ltd. (The)..........................  3,000   22,656

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Sangetsu Co., Ltd.....................................    500 $12,430
    Sanken Electric Co., Ltd..............................  4,000  16,829
    Sanki Engineering Co., Ltd............................  3,000  16,915
    Sankyo Co., Ltd.......................................    700  30,911
    Sankyo Tateyama, Inc..................................  1,200  24,672
    Sankyu, Inc...........................................  4,000  13,952
    Sanshin Electronics Co., Ltd..........................  1,500   9,159
    Sanwa Holdings Corp...................................  4,000  22,010
    Sanyo Chemical Industries, Ltd........................  2,000  12,748
   #Sanyo Special Steel Co., Ltd..........................  3,000  14,265
  #*Sasebo Heavy Industries Co., Ltd......................  3,000   2,719
   #Sato Holdings Corp....................................  1,100  19,568
    SBI Holdings, Inc.....................................  3,570  37,355
    Scroll Corp...........................................  2,100   5,681
    SCSK Corp.............................................  1,440  29,342
    Seiko Epson Corp......................................  2,200  27,481
    Seino Holdings Co., Ltd...............................  4,000  35,875
    Seiren Co., Ltd.......................................  2,600  17,729
    Sekisui Chemical Co., Ltd.............................  4,000  40,098
   #Sekisui House, Ltd....................................  7,000  90,318
   #Senko Co., Ltd........................................  5,000  26,099
    Senshu Ikeda Holdings, Inc............................    900   4,542
    Senshukai Co., Ltd....................................  1,200  10,184
    Seven & I Holdings Co., Ltd...........................  2,300  86,644
  #*Sharp Corp............................................  2,000   8,220
    Shiga Bank, Ltd. (The)................................  7,000  39,891
    Shikoku Bank, Ltd. (The)..............................  5,000  11,401
  #*Shikoku Electric Power Co., Inc.......................    800  14,306
    Shima Seiki Manufacturing, Ltd........................    400   7,973
    Shimachu Co., Ltd.....................................  1,000  24,588
    Shimano, Inc..........................................    300  27,044
    Shimizu Corp.......................................... 10,000  41,590
    Shin-Etsu Chemical Co., Ltd...........................    900  56,070
    Shindengen Electric Manufacturing Co., Ltd............  3,000  12,279
    Shinko Electric Industries Co., Ltd...................    700   6,728
    Shinko Plantech Co., Ltd..............................  1,300  10,167
    Shinko Shoji Co., Ltd.................................    900   7,272
    Shinmaywa Industries, Ltd.............................  4,000  32,910
    Shinsei Bank, Ltd..................................... 18,000  39,920
    Shiseido Co., Ltd.....................................  1,000  15,364
    Shizuoka Bank, Ltd. (The).............................  6,000  64,885
    Shizuoka Gas Co., Ltd.................................  2,100  14,780
    Shoko Co., Ltd........................................  5,000   6,733
   #Showa Denko KK........................................ 38,000  51,100
    Showa Shell Sekiyu KK.................................  2,300  21,185
    Sinanen Co., Ltd......................................  4,000  14,734
    SKY Perfect JSAT Holdings, Inc........................     35  18,355
    SMC Corp..............................................    200  42,296
    SMK Corp..............................................  3,000   9,741
    Softbank Corp.........................................  1,161  73,696
    Sohgo Security Services Co., Ltd......................  1,500  26,749
    Sojitz Corp........................................... 27,200  46,247
    Sony Corp.............................................  1,200  25,194

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Sony Corp. Sponsored ADR..............................  5,400 $113,616
   #Sony Financial Holdings, Inc..........................  1,400   22,965
    Sotetsu Holdings, Inc.................................  6,000   21,772
   #Square Enix Holdings Co., Ltd.........................  1,000   13,737
    Stanley Electric Co., Ltd.............................  1,300   25,162
    Star Micronics Co., Ltd...............................    700    7,087
    Sumco Corp............................................  2,800   24,689
    Sumitomo Bakelite Co., Ltd............................  5,000   18,788
    Sumitomo Corp.........................................  6,400   85,531
    Sumitomo Electric Industries, Ltd.....................  8,100  109,310
   #Sumitomo Forestry Co., Ltd............................  3,600   38,099
    Sumitomo Heavy Industries, Ltd........................ 15,000   69,601
    Sumitomo Light Metal Industries, Ltd..................  9,000    8,162
    Sumitomo Metal Mining Co., Ltd........................  7,000   91,240
    Sumitomo Mitsui Financial Group, Inc..................  8,564  391,257
    Sumitomo Mitsui Trust Holdings, Inc................... 23,940  110,102
    Sumitomo Osaka Cement Co., Ltd........................  7,000   22,686
    Sumitomo Realty & Development Co., Ltd................  1,000   41,781
    Sumitomo Rubber Industries, Ltd.......................  1,800   29,953
    Sumitomo Warehouse Co., Ltd. (The)....................  4,000   22,853
    Suruga Bank, Ltd......................................  4,000   70,988
   #Suzuki Motor Corp.....................................  1,800   43,038
   *SWCC Showa Holdings Co., Ltd.......................... 14,000   10,989
    T Hasegawa Co., Ltd...................................    800   11,008
    T&D Holdings, Inc.....................................  8,700  109,884
    Tadano, Ltd...........................................  2,000   29,191
    Taihei Dengyo Kaisha, Ltd.............................  1,000    7,101
   #Taiheiyo Cement Corp.................................. 15,000   50,414
    Taiho Kogyo Co., Ltd..................................  1,300   17,934
    Taikisha, Ltd.........................................  1,500   36,203
    Taisei Corp........................................... 10,000   38,925
    Taiyo Nippon Sanso Corp...............................  7,000   49,328
   #Taiyo Yuden Co., Ltd..................................  1,100   14,694
    Takara Standard Co., Ltd..............................  2,000   14,649
    Takasago International Corp...........................  1,000    5,090
    Takasago Thermal Engineering Co., Ltd.................  2,000   17,238
    Takashimaya Co., Ltd..................................  5,000   49,138
    Takata Corp...........................................  1,000   20,885
    Takuma Co., Ltd.......................................  4,000   30,543
    TDK Corp..............................................  1,000   36,009
    TDK Corp. Sponsored ADR...............................    400   14,300
    Teijin, Ltd........................................... 19,000   41,198
    THK Co., Ltd..........................................  2,000   41,646
    TKC Corp..............................................  1,100   18,691
    Toagosei Co., Ltd.....................................  6,000   25,689
    Tobu Railway Co., Ltd.................................  3,000   15,474
    Tochigi Bank, Ltd. (The)..............................  4,000   15,081
    Toda Corp.............................................  6,000   17,060
    Toho Bank, Ltd. (The).................................  5,000   14,727
    Toho Gas Co., Ltd.....................................  3,000   14,990
    Toho Zinc Co., Ltd....................................  9,000   26,113
   *Tohoku Electric Power Co., Inc........................  1,200   14,005
    Tokai Carbon Co., Ltd.................................  2,000    5,747

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Tokai Rika Co., Ltd...................................    900 $ 19,383
    Tokai Tokyo Financial Holdings, Inc...................  5,000   37,078
    Token Corp............................................    270   14,202
    Tokio Marine Holdings, Inc............................  5,100  162,776
    Tokuyama Corp.........................................  8,000   28,565
    Tokyo Broadcasting System Holdings, Inc...............  1,500   19,834
   *Tokyo Electric Power Co., Inc.........................  1,800   10,983
    Tokyo Electron, Ltd...................................  1,500   68,237
    Tokyo Gas Co., Ltd....................................  5,000   27,484
   *Tokyo Rope Manufacturing Co., Ltd.....................  9,000   12,287
    Tokyo Seimitsu Co., Ltd...............................    700   13,682
   #Tokyo Steel Manufacturing Co., Ltd....................  3,900   19,602
    Tokyo Tatemono Co., Ltd............................... 11,000   91,113
    Tokyo Tomin Bank, Ltd. (The)..........................    700    7,218
   *Tokyu Construction Co., Ltd...........................  4,060    9,681
    Tokyu Corp............................................  4,000   25,980
    Tokyu Land Corp.......................................  5,000   47,595
    TOMONY Holdings, Inc..................................  7,000   24,955
    Tomy Co., Ltd.........................................  2,600   12,490
    TonenGeneral Sekiyu KK................................  2,000   19,342
    Toppan Forms Co., Ltd.................................  2,100   18,111
    Toppan Printing Co., Ltd.............................. 10,000   67,864
    Topre Corp............................................  2,200   22,555
    Topy Industries, Ltd..................................  7,000   14,477
    Toray Industries, Inc................................. 14,000   89,126
    Toshiba Corp.......................................... 10,000   43,257
    Toshiba Machine Co., Ltd..............................  3,000   13,850
    Toshiba Plant Systems & Services Corp.................  2,000   32,501
    Toshiba TEC Corp......................................  4,000   23,038
    Tosoh Corp............................................ 12,000   42,487
    Totetsu Kogyo Co., Ltd................................  1,100   20,121
    Towa Bank, Ltd. (The)................................. 18,000   16,707
    Toyo Engineering Corp.................................  4,000   18,462
    Toyo Ink SC Holdings Co., Ltd.........................  6,000   30,261
   #Toyo Kanetsu KK.......................................  5,000   12,624
    Toyo Kohan Co., Ltd...................................  4,000   14,709
    Toyo Seikan Group Holdings, Ltd.......................  3,000   49,572
    Toyo Suisan Kaisha, Ltd...............................  1,000   31,264
    Toyo Tire & Rubber Co., Ltd...........................  4,000   23,014
    Toyobo Co., Ltd....................................... 19,000   29,600
    Toyoda Gosei Co., Ltd.................................  1,600   39,277
    Toyota Motor Corp.....................................  1,860  113,182
    Toyota Motor Corp. Sponsored ADR......................  3,508  427,625
    Toyota Tsusho Corp....................................  2,200   58,340
    Transcosmos, Inc......................................  1,200   19,375
    Trend Micro, Inc......................................    500   16,605
    TSI Holdings Co., Ltd.................................  2,000   14,368
    Tsubakimoto Chain Co..................................  3,000   18,532
    Tsukuba Bank, Ltd. (The)..............................  2,900    9,633
    Ube Industries, Ltd................................... 29,000   54,978
   *Ulvac, Inc............................................  1,300   10,133
    Unicharm Corp.........................................    500   26,618
    Union Tool Co.........................................    600   11,499

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
JAPAN -- (Continued)
    Unipres Corp..........................................  1,100 $    21,589
    UNY Group Holdings Co., Ltd...........................  2,900      18,621
    Ushio, Inc............................................  1,700      20,858
    USS Co., Ltd..........................................    150      17,921
    Valor Co., Ltd........................................    500       8,295
    Wacoal Holdings Corp..................................  2,000      20,278
    West Japan Railway Co.................................    500      21,113
    Xebio Co., Ltd........................................    700      14,676
    Yamada Denki Co., Ltd.................................  1,010      40,872
    Yamagata Bank, Ltd. (The).............................  4,000      17,121
    Yamaguchi Financial Group, Inc........................  6,000      57,112
    Yamaha Corp...........................................  4,800      61,494
    Yamaha Motor Co., Ltd.................................  2,300      30,809
    Yamanashi Chuo Bank, Ltd. (The).......................  4,000      15,988
   #Yamatane Corp......................................... 11,000      19,398
    Yamato Holdings Co., Ltd..............................  1,200      26,308
    Yamato Kogyo Co., Ltd.................................    600      19,443
    Yamazaki Baking Co., Ltd..............................  2,000      23,588
    Yaskawa Electric Corp.................................  1,000      11,916
    Yodogawa Steel Works, Ltd.............................  4,000      16,679
    Yokogawa Electric Corp................................  3,300      42,683
    Yokohama Reito Co., Ltd...............................  1,900      14,862
    Yokohama Rubber Co., Ltd. (The).......................  5,000      49,220
   #Zensho Holdings Co., Ltd..............................  1,300      15,499
    Zeon Corp.............................................  2,000      21,681
                                                                  -----------
TOTAL JAPAN...............................................         20,423,770
                                                                  -----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV................................  1,726      43,493
    Accell Group..........................................    814      14,988
    Aegon NV.............................................. 26,561     204,662
    Akzo Nobel NV.........................................  2,421     147,598
   #APERAM................................................    327       4,036
    Arcadis NV............................................  1,414      36,692
    ArcelorMittal.........................................  5,343      69,803
    ASM International NV..................................    586      18,452
    ASML Holding NV.......................................    870      78,378
   #BinckBank NV..........................................  1,231      10,908
    CSM...................................................  2,021      46,365
    Delta Lloyd NV........................................  4,782     103,342
    Exact Holding NV......................................    330       7,759
    Fugro NV..............................................  1,470      89,658
   #Gemalto NV............................................    450      47,127
   *Grontmij..............................................  1,062       4,812
   #Heijmans NV...........................................     37         394
   *ING Groep NV.......................................... 12,100     123,504
  #*ING Groep NV Sponsored ADR............................ 15,410     156,720
    KAS Bank NV...........................................     70         853
    Koninklijke Ahold NV.................................. 11,038     181,849
    Koninklijke BAM Groep NV..............................  8,796      50,253
    Koninklijke Boskalis Westminster NV...................    796      29,957
   *Koninklijke KPN NV....................................  1,914       5,040
    Koninklijke Ten Cate NV...............................    885      21,383

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
NETHERLANDS -- (Continued)
   #Koninklijke Vopak NV..................................    984 $   56,682
    Nutreco NV............................................  1,310     61,509
   *PostNL NV.............................................  5,463     19,656
    Randstad Holding NV...................................  2,455    118,752
   #Reed Elsevier NV Sponsored ADR........................    952     36,386
   *Royal Imtech NV.......................................    730      1,777
   *SBM Offshore NV.......................................  3,486     67,460
    Sligro Food Group NV..................................    627     22,662
   #SNS REAAL NV..........................................  3,557         --
   *Telegraaf Media Groep NV..............................    853     13,330
    TKH Group NV..........................................    877     24,156
    TNT Express NV........................................  1,247      9,815
   *TomTom NV.............................................  3,459     20,199
    Unilever NV (904784709)...............................    623     24,926
    Unilever NV (B12T3J1).................................  2,259     90,634
    Unit4 NV..............................................    493     16,682
    USG People NV.........................................    877      6,534
    Wolters Kluwer NV.....................................  2,908     70,245
                                                                  ----------
TOTAL NETHERLANDS.........................................         2,159,431
                                                                  ----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd.................................. 11,327     13,118
    Auckland International Airport, Ltd................... 18,563     46,646
    Chorus, Ltd........................................... 10,565     22,783
    Contact Energy, Ltd...................................  7,971     34,169
    Fletcher Building, Ltd. (6341606).....................  6,671     43,295
    Fletcher Building, Ltd. (6341617).....................    913      5,882
    Infratil, Ltd......................................... 10,572     20,982
    Kathmandu Holdings, Ltd...............................  4,918     10,516
    New Zealand Oil & Gas, Ltd............................    729        486
    New Zealand Refining Co., Ltd. (The)..................  4,103      8,000
   #Nuplex Industries, Ltd................................  4,883     12,156
    Port of Tauranga, Ltd.................................  2,031     23,185
    Sky Network Television, Ltd...........................  3,260     13,936
    Telecom Corp. of New Zealand, Ltd.....................  7,505     13,498
    TrustPower, Ltd.......................................  2,795     16,515
                                                                  ----------
TOTAL NEW ZEALAND.........................................           285,167
                                                                  ----------
NORWAY -- (1.1%)
    Aker ASA Class A......................................    482     15,357
    Aker Solutions ASA....................................    750     11,302
    Atea ASA..............................................  2,400     25,226
    Austevoll Seafood ASA.................................  1,422      8,050
    Bonheur ASA...........................................    128      3,042
    BW Offshore, Ltd......................................  7,600     10,003
    Cermaq ASA............................................  1,600     29,467
    Copeinca ASA..........................................  1,021     11,711
   *Det Norske Oljeselskap ASA............................    249      3,645
    DNB ASA...............................................  5,934     98,715
   *DNO International ASA................................. 13,801     29,844
  #*DOF ASA...............................................  1,400      6,169
    Ekornes ASA...........................................    300      4,723

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
NORWAY -- (Continued)
    Eltek ASA.............................................   1,600 $    1,560
    Evry ASA..............................................   2,789      4,398
    Fred Olsen Energy ASA.................................     566     27,309
    Ganger Rolf ASA.......................................     670     15,196
    Gjensidige Forsikring ASA.............................   1,999     30,938
   *Golden Ocean Group Ltd................................  21,290     22,881
   #Kongsberg Gruppen A.S.................................     640     12,007
    Kvaerner ASA..........................................     750      1,281
    Leroey Seafood Group ASA..............................     146      3,888
   #Marine Harvest ASA....................................  50,000     50,459
   #Norsk Hydro ASA.......................................   6,810     28,949
    Norsk Hydro ASA Sponsored ADR.........................   3,400     14,518
  #*Norske Skogindustrier ASA.............................   7,052      4,396
   *Norwegian Air Shuttle A.S.............................     284     12,643
    Orkla ASA.............................................   7,600     58,695
    Petroleum Geo-Services ASA............................   2,024     27,201
    Prosafe SE............................................   3,000     30,071
  #*Renewable Energy Corp. ASA............................  60,049     30,966
   *Salmar ASA............................................     616      6,217
    Schibsted ASA.........................................     342     17,420
    Seadrill, Ltd.........................................     818     34,967
  #*Sevan Marine ASA......................................     744      2,990
  #*Songa Offshore SE.....................................     800        998
    SpareBank 1 SR Bank ASA...............................   3,295     27,871
    Statoil ASA...........................................   4,628    100,458
    Statoil ASA Sponsored ADR.............................   3,231     69,757
    Stolt-Nielsen, Ltd....................................     218      5,084
   *Storebrand ASA........................................   5,600     32,196
   #Subsea 7 SA...........................................   2,566     48,801
    Telenor ASA...........................................   1,784     39,510
    TGS Nopec Geophysical Co. ASA.........................     305      9,782
    Tomra Systems ASA.....................................   2,200     20,098
    Veidekke ASA..........................................   1,440     11,725
    Veripos, Inc..........................................     173        540
    Wilh Wilhelmsen ASA...................................     250      2,020
    Wilh Wilhelmsen Holding ASA Class A...................     350     10,139
   #Yara International ASA................................   1,855     83,248
                                                                   ----------
TOTAL NORWAY..............................................          1,158,431
                                                                   ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.........................................   9,817     25,328
  #*Banco BPI SA..........................................   5,001      6,531
  #*Banco Comercial Portugues SA.......................... 190,217     23,730
   *Banco Espirito Santo SA...............................  30,233     29,438
    Cimpor Cimentos de Portugal SGPS SA...................   5,041     21,090
    EDP-Energias de Portugal SA...........................   9,374     33,325
   *EDP Renovaveis SA.....................................   2,445     12,550
    Galp Energia SGPS SA..................................   1,072     17,123
    Jeronimo Martins SGPS SA..............................   1,019     20,133
    Mota-Engil SGPS SA....................................   2,737      9,987
    Portucel SA...........................................   3,351     11,866
   #Portugal Telecom SGPS SA..............................   4,899     18,691
    Portugal Telecom SGPS SA Sponsored ADR................   2,949     11,324

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------- --------
PORTUGAL -- (Continued)
    REN-Redes Energeticas Nacionais SGPS SA................   3,580 $ 10,584
    Semapa-Sociedade de Investimento e Gestao..............     897    7,942
    Sonae..................................................  13,955   14,467
   *Sonae Industria SGPS SA................................   1,680    1,098
    Sonaecom-SGPS SA.......................................   3,677    8,742
    Zon Multimedia Servicos de Telecomunicacoes e
      Multimedia SGPS SA...................................   1,501    8,780
                                                                    --------
TOTAL PORTUGAL.............................................          292,729
                                                                    --------
SINGAPORE -- (1.6%)
    Boustead Singapore, Ltd................................  24,000   26,429
    Broadway Industrial Group, Ltd.........................   3,000      637
    Bukit Sembawang Estates, Ltd...........................   2,000    9,724
    CapitaLand, Ltd........................................  34,000   86,251
    City Developments, Ltd.................................   5,000   41,784
    ComfortDelGro Corp., Ltd...............................  21,000   33,055
    Cosco Corp. Singapore, Ltd.............................  14,000    8,251
    Creative Technology, Ltd...............................   3,800    7,049
    CSE Global, Ltd........................................  19,000   12,313
    DBS Group Holdings, Ltd................................  10,453  137,174
   *Delong Holdings, Ltd...................................  10,000    2,960
    Ezion Holdings, Ltd....................................  17,000   29,632
   *Ezra Holdings, Ltd.....................................   9,600    6,521
    Far East Orchard, Ltd..................................   8,000   12,753
    First Resources, Ltd...................................  12,000   15,845
    Golden Agri-Resources, Ltd............................. 121,000   49,921
    GuocoLand, Ltd.........................................  12,000   19,796
    Hongkong Land Holdings, Ltd............................   3,000   20,265
    Hotel Properties, Ltd..................................   7,000   17,226
    Indofood Agri Resources, Ltd...........................   6,000    4,179
    Jardine Cycle & Carriage, Ltd..........................   1,000   31,672
    K-Green Trust..........................................     600      484
    Keppel Corp., Ltd......................................   3,300   26,861
    Keppel Land, Ltd.......................................  17,000   49,251
    Keppel Telecommunications & Transportation, Ltd........   6,000    6,933
    M1, Ltd................................................   7,000   17,781
    Midas Holdings, Ltd....................................  30,000   11,303
  #*Neptune Orient Lines, Ltd..............................  19,250   16,250
    Noble Group, Ltd.......................................  70,000   49,181
   #Olam International, Ltd................................  35,000   46,684
    Oversea-Chinese Banking Corp., Ltd.....................  13,291  110,344
   #Overseas Union Enterprise, Ltd.........................   5,000   11,127
   *Raffles Education Corp., Ltd...........................   6,127    1,421
   *S I2I, Ltd............................................. 492,000    7,341
    SATS, Ltd..............................................   6,278   16,379
    SembCorp Industries, Ltd...............................   9,000   35,930
   #SembCorp Marine, Ltd...................................   4,400   15,732
    Sinarmas Land, Ltd.....................................  33,000   17,223
    Singapore Airlines, Ltd................................   8,600   68,374
    Singapore Exchange, Ltd................................   6,000   35,974
    Singapore Land, Ltd....................................   4,000   28,718
    Singapore Post, Ltd....................................  14,000   14,476
   #Singapore Press Holdings, Ltd..........................   6,000   20,711
    Singapore Technologies Engineering, Ltd................   9,000   30,307

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
SINGAPORE -- (Continued)
    Singapore Telecommunications, Ltd...................... 22,000 $   67,935
    SMRT Corp., Ltd........................................ 15,000     16,697
    Stamford Land Corp., Ltd...............................  9,000      3,962
    Swiber Holdings, Ltd...................................  3,000      1,742
    Tat Hong Holdings, Ltd................................. 10,000      9,158
   *Triyards holdings, Ltd.................................    960        524
    United Engineers, Ltd..................................  6,000     11,096
    United Industrial Corp., Ltd........................... 15,000     35,717
    United Overseas Bank, Ltd..............................  8,068    136,100
    UOB-Kay Hian Holdings, Ltd............................. 12,000     15,905
    UOL Group, Ltd.........................................  9,000     49,434
    Venture Corp., Ltd.....................................  9,000     51,839
    Wheelock Properties Singapore, Ltd..................... 13,000     18,696
    Wilmar International, Ltd.............................. 18,000     44,554
    Wing Tai Holdings, Ltd................................. 10,000     16,717
    Yeo Hiap Seng, Ltd.....................................  1,767      3,708
    Yongnam Holdings, Ltd.................................. 83,000     21,552
                                                                   ----------
TOTAL SINGAPORE............................................         1,717,558
                                                                   ----------
SPAIN -- (2.3%)
    Abengoa SA.............................................    505      1,336
   #Abengoa SA Class B.....................................  2,020      4,822
    Abertis Infraestructuras SA............................  1,826     33,906
    Acciona SA.............................................    375     17,683
    Acerinox SA............................................  1,585     16,250
    ACS Actividades de Construccion y Servicios SA.........    468     13,465
    Amadeus IT Holding SA Class A..........................  1,147     39,448
    Antena 3 de Television SA..............................  1,085     11,319
    Banco Bilbao Vizcaya Argentaria SA..................... 26,614    252,380
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR....... 15,073    142,440
   #Banco de Sabadell SA................................... 28,286     57,925
   *Banco Popular Espanol SA............................... 17,731     77,935
    Banco Santander SA..................................... 16,890    123,565
    Banco Santander SA Sponsored ADR....................... 35,991    263,454
    Bankinter SA...........................................  9,264     42,243
    Bolsas y Mercados Espanoles SA.........................    711     19,636
    CaixaBank.............................................. 16,885     62,281
   *Cementos Portland Valderrivas SA.......................    228      1,216
    Construcciones y Auxiliar de Ferrocarriles SA..........     22      9,514
   *Deoleo SA..............................................  3,188      1,206
    Dinamia Capital Privado Sociedad de Capital Riesgo SA..    540      4,113
    Distribuidora Internacional de Alimentacion SA.........  4,398     36,394
    Ebro Foods SA..........................................    994     21,466
    Elecnor SA.............................................    157      2,156
    Enagas SA..............................................  1,894     46,803
    Ence Energia y Celulosa SA.............................  3,302     10,671
    Ferrovial SA...........................................  2,847     48,570
   #Fomento de Construcciones y Contratas SA...............  1,348     18,608
    Gamesa Corp. Tecnologica SA............................  6,353     46,787
    Gas Natural SDG SA.....................................  3,219     65,537
    Grupo Catalana Occidente SA............................    923     24,018
  #*Grupo Ezentis SA....................................... 16,115      2,897
    Iberdrola SA........................................... 29,799    164,897

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SPAIN -- (Continued)
    Inditex SA............................................    347 $   46,319
   #Indra Sistemas SA.....................................  2,869     38,883
   *Jazztel P.L.C.........................................  3,054     27,736
    Mapfre SA.............................................  8,504     31,129
   *Mediaset Espana Comunicacion SA.......................  4,163     43,359
    Melia Hotels International SA.........................    953      8,552
   *NH Hoteles SA.........................................  2,275      9,150
    Obrascon Huarte Lain SA...............................    753     28,733
    Papeles y Cartones de Europa SA.......................  3,504     15,405
   *Pescanova SA..........................................    468         --
   *Promotora de Informaciones SA Class A.................  1,912        471
    Prosegur Cia de Seguridad SA..........................  5,140     26,514
   *Realia Business SA.................................... 10,596      8,681
    Red Electrica Corp. SA................................    667     37,194
    Repsol SA.............................................  3,514     84,208
    Repsol SA Sponsored ADR...............................  2,800     66,864
   *Sacyr Vallehermoso SA.................................  3,026     11,221
    Tecnicas Reunidas SA..................................    203      9,263
   *Telefonica SA.........................................  1,427     20,395
   *Telefonica SA Sponsored ADR...........................  5,849     82,997
    Tubacex SA............................................  1,844      6,594
    Tubos Reunidos SA.....................................  4,346     10,122
    Vidrala SA............................................    371     13,767
    Viscofan SA...........................................    735     37,843
    Zardoya Otis SA.......................................  1,308     19,062
                                                                  ----------
TOTAL SPAIN...............................................         2,369,403
                                                                  ----------
SWEDEN -- (2.9%)
    AarhusKarlshamn AB....................................    500     28,720
    AF AB Class B.........................................    785     22,005
    Alfa Laval AB.........................................  1,044     23,692
    Assa Abloy AB Class B.................................  1,322     58,613
    Atlas Copco AB Class A................................    705     18,390
    Atlas Copco AB Class B................................    777     18,202
   #Axfood AB.............................................    350     16,289
    B&B Tools AB Class B..................................    600      7,756
    Bilia AB Class A......................................  1,300     23,156
    BillerudKorsnas AB....................................  1,444     13,544
    Boliden AB............................................  4,894     69,105
    Bure Equity AB........................................  4,279     15,353
    Castellum AB..........................................  2,708     38,718
    Concentric AB.........................................  2,000     23,573
    Duni AB...............................................  1,648     15,394
    Electrolux AB Series B................................  2,487     72,515
  #*Eniro AB..............................................    399      1,200
    Fabege AB.............................................  1,782     20,090
   *Hakon Invest AB.......................................  1,767     49,408
    Haldex AB.............................................  2,000     17,481
    Hennes & Mauritz AB Class B...........................  1,528     57,104
    Hexagon AB Class B....................................  2,701     82,516
    Hoganas AB Class B....................................    900     44,545
    Holmen AB Class B.....................................    995     28,870
    Husqvarna AB Class A..................................    841      5,033

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SWEDEN -- (Continued)
    Husqvarna AB Class B..................................  4,615 $   27,737
    Industrial & Financial Systems Class B................    854     17,627
    Indutrade AB..........................................    472     16,803
    Intrum Justitia AB....................................    596     15,131
   #JM AB.................................................  1,200     31,904
    Kungsleden AB.........................................  1,161      7,438
   *Lindab International AB...............................  3,397     30,655
    Loomis AB Class B.....................................  1,195     25,623
   *Lundin Petroleum AB...................................  1,361     29,889
    Mekonomen AB..........................................    827     25,350
    Millicom International Cellular SA....................    184     14,734
    NCC AB Class B........................................  1,600     42,004
    Nibe Industrier AB Class B............................    999     17,038
    Nobia AB..............................................  4,200     30,436
    Nordea Bank AB........................................ 14,904    188,916
    Nordnet AB Class B....................................  4,500     13,719
  #*PA Resources AB.......................................     48         75
   #Peab AB...............................................  6,107     33,471
    Ratos AB Class B......................................  2,601     23,203
    Saab AB Class B.......................................  1,066     19,262
    Sandvik AB............................................  1,412     17,874
   *SAS AB................................................ 13,509     26,745
    Scania AB Class B.....................................  2,410     50,279
    Securitas AB Class B..................................  6,521     63,560
    Skandinaviska Enskilda Banken AB Class A.............. 11,668    128,796
    Skanska AB Class B....................................  7,461    140,783
    SKF AB Class B........................................  1,600     44,408
    SkiStar AB............................................    883     10,440
   #SSAB AB Class A.......................................  2,939     19,112
    SSAB AB Class B.......................................    957      5,339
    Svenska Cellulosa AB Class A..........................    306      8,090
    Svenska Cellulosa AB Class B..........................  6,418    169,774
    Svenska Handelsbanken AB Class A......................  3,640    165,133
    Swedbank AB Class A...................................  5,147    124,070
    Tele2 AB Class B......................................  4,486     57,502
    Telefonaktiebolaget LM Ericsson Class B...............  3,149     37,222
    Telefonaktiebolaget LM Ericsson Sponsored ADR......... 19,000    222,870
    TeliaSonera AB........................................ 15,758    113,975
    Trelleborg AB Class B.................................  5,898    103,735
    Volvo AB Class A......................................  2,200     32,315
    Volvo AB Class B......................................  4,667     68,751
    Wallenstam AB Class B.................................  1,976     27,308
    Wihlborgs Fastigheter AB..............................  1,441     23,616
                                                                  ----------
TOTAL SWEDEN..............................................         3,043,984
                                                                  ----------
SWITZERLAND -- (6.2%)
    ABB, Ltd.............................................. 14,101    310,870
    ABB, Ltd. Sponsored ADR...............................  6,088    134,179
    Adecco SA.............................................  1,572     99,947
   *AFG Arbonia-Forster Holding AG........................    555     17,389
    Allreal Holding AG....................................    202     28,114
    Alpiq Holding AG......................................      8        990
    ams AG................................................    403     28,417

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SWITZERLAND -- (Continued)
    Aryzta AG.............................................  2,090 $  129,065
    Ascom Holding AG......................................  1,836     23,761
    Autoneum Holding AG...................................    124     11,475
    Baloise Holding AG....................................    826     89,674
    Bank Coop AG..........................................     87      4,555
    Banque Cantonale Vaudoise.............................     54     27,811
    Barry Callebaut AG....................................     34     32,944
    Belimo Holding AG.....................................      7     16,421
    Berner Kantonalbank AG................................    107     26,696
    BKW AG................................................    158      5,177
   *Bobst Group AG........................................    277      8,553
    Bucher Industries AG..................................    173     43,504
    Burckhardt Compression Holding AG.....................     85     34,003
    Cie Financiere Richemont SA Class A...................  2,146    209,927
    Clariant AG...........................................  4,576     71,536
    Credit Suisse Group AG................................ 10,947    321,555
    Credit Suisse Group AG Sponsored ADR..................  6,711    196,498
    Daetwyler Holding AG..................................    116     12,655
   *Dufry AG..............................................    437     57,187
   #EFG International AG..................................  1,159     15,224
    Emmi AG...............................................     35     10,816
    EMS-Chemie Holding AG.................................     77     27,030
    Energiedienst Holding AG..............................    604     22,124
    Flughafen Zuerich AG..................................     73     39,483
    Forbo Holding AG......................................     27     19,499
    GAM Holding AG........................................  2,951     47,075
   *Gategroup Holding AG..................................    383      8,653
    Geberit AG............................................    144     38,633
    Georg Fischer AG......................................     69     36,094
    Givaudan SA...........................................     77    107,172
    Gurit Holding AG......................................     16      6,669
    Helvetia Holding AG...................................     96     42,861
    Holcim, Ltd...........................................  2,867    207,404
    Huber & Suhner AG.....................................    120      5,470
    Implenia AG...........................................    250     13,664
    Inficon Holding AG....................................     82     26,523
    Julius Baer Group, Ltd................................  4,397    200,147
    Kaba Holding AG Class B...............................     21      8,416
    Komax Holding AG......................................    248     26,367
    Kudelski SA...........................................  1,531     20,323
    Kuehne + Nagel International AG.......................    127     15,370
    Kuoni Reisen Holding AG...............................    105     37,830
    Liechtensteinische Landesbank AG......................     96      3,896
    Lindt & Spruengli AG..................................      1     45,441
   #Logitech International SA.............................  1,706     12,124
    Luzerner Kantonalbank AG..............................     70     26,379
    Metall Zug AG.........................................      2      4,549
  #*Meyer Burger Technology AG............................  1,488      9,997
    Micronas Semiconductor Holding AG.....................    845      5,978
    Mobimo Holding AG.....................................    102     21,422
    Nestle SA............................................. 16,181  1,095,172
    OC Oerlikon Corp. AG..................................  3,935     51,729
   *Orell Fuessli Holding AG..............................     31      2,913

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SWITZERLAND -- (Continued)
    Panalpina Welttransport Holding AG....................    158 $   23,029
    Partners Group Holding AG.............................    164     43,429
    PubliGroupe AG........................................     64      6,556
    Rieter Holding AG.....................................     89     17,679
    Romande Energie Holding SA............................      7      8,457
  #*Schmolz + Bickenbach AG...............................    299        978
    Schweiter Technologies AG.............................     17     10,825
    SGS SA................................................     17     38,478
    Sika AG...............................................     30     83,547
    St Galler Kantonalbank AG.............................     45     16,850
    Sulzer AG.............................................    460     68,748
    Swatch Group AG (The) (7184725).......................    279    165,796
    Swatch Group AG (The) (7184736).......................    611     63,093
    Swiss Life Holding AG.................................    551     98,877
    Swiss Re AG...........................................  4,151    330,968
    Swisscom AG...........................................    118     52,751
    Swisslog Holding AG................................... 12,929     14,096
    Swissquote Group Holding SA...........................    779     24,533
    Syngenta AG...........................................    248     98,062
    Syngenta AG ADR.......................................    700     55,328
    U-Blox AG.............................................    393     27,143
    UBS AG (B18YFJ4)...................................... 16,424    323,405
    UBS AG (H89231338)....................................  8,192    161,137
    Valiant Holding.......................................    297     27,852
    Valora Holding AG.....................................     83     16,824
    Vaudoise Assurances Holding SA Class B................     16      6,107
    Vetropack Holding AG..................................      1      1,970
  #*Von Roll Holding AG...................................  3,134      4,679
    Vontobel Holding AG...................................    600     21,246
   #Zehnder Group AG......................................    360     14,812
    Zug Estates Holding AG................................      2      2,500
    Zurich Insurance Group AG.............................  1,748    470,856
                                                                  ----------
TOTAL SWITZERLAND.........................................         6,505,961
                                                                  ----------
UNITED KINGDOM -- (18.1%)
                                                            1,830     87,611
    Aberdeen Asset Management P.L.C....................... 11,695     68,451
    Admiral Group P.L.C...................................  1,656     35,358
   *Afren P.L.C........................................... 19,242     39,837
   *Aga Rangemaster Group P.L.C...........................  1,374      1,940
    Aggreko P.L.C.........................................  1,200     32,531
    Alent P.L.C...........................................  5,870     32,766
    AMEC P.L.C............................................  5,337     87,435
    Amlin P.L.C........................................... 11,549     70,720
    Anglo American P.L.C..................................  6,671    143,097
    Anglo Pacific Group P.L.C.............................  2,760      7,811
    Anite P.L.C...........................................  6,078     11,871
    Antofagasta P.L.C.....................................  2,036     27,312
    ARM Holdings P.L.C. Sponsored ADR.....................  1,864     74,840
    Ashmore Group P.L.C...................................  2,386     13,454
    Ashtead Group P.L.C................................... 11,656    125,048
    Associated British Foods P.L.C........................  3,325     98,363
    Aviva P.L.C........................................... 31,314    176,686

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
UNITED KINGDOM -- (Continued)
    Babcock International Group P.L.C.....................  4,258 $   76,200
    BAE Systems P.L.C..................................... 14,793    100,322
    Balfour Beatty P.L.C..................................  9,061     33,983
    Barclays P.L.C. Sponsored ADR......................... 21,738    379,980
   *Barratt Developments P.L.C............................ 21,555    106,853
    BBA Aviation P.L.C.................................... 10,853     49,545
    Beazley P.L.C......................................... 10,559     35,457
    Bellway P.L.C.........................................  2,505     52,569
    Berendsen P.L.C.......................................  4,540     56,450
    Berkeley Group Holdings P.L.C.........................  2,238     76,874
    BG Group P.L.C........................................ 11,026    198,823
    BG Group P.L.C. Sponsored ADR.........................  7,000    125,930
    BHP Billiton P.L.C. ADR...............................  1,847    105,538
    Bodycote P.L.C........................................  3,492     32,873
    Booker Group P.L.C.................................... 14,954     30,051
    Bovis Homes Group P.L.C...............................  2,525     30,724
    BP P.L.C. Sponsored ADR............................... 24,497  1,015,156
    Brewin Dolphin Holdings P.L.C.........................  8,248     31,905
   #British Sky Broadcasting Group P.L.C. Sponsored ADR...    650     32,643
    Britvic P.L.C.........................................  2,726     22,542
    BT Group P.L.C........................................  2,000     10,348
    BT Group P.L.C. Sponsored ADR.........................  2,400    124,128
    Bunzl P.L.C...........................................  3,497     75,064
    Burberry Group P.L.C..................................  1,344     31,330
    Cable & Wireless Communications P.L.C................. 46,271     28,480
   *Cairn Energy P.L.C....................................  9,232     37,780
    Capita P.L.C..........................................  2,990     47,499
    Carillion P.L.C.......................................  9,492     43,054
    Carnival P.L.C........................................    367     14,127
   #Carnival P.L.C. ADR...................................  1,300     50,128
    Catlin Group, Ltd.....................................  7,502     57,684
   *Centamin P.L.C........................................  1,892      1,078
    Centrica P.L.C........................................ 16,225     96,461
    Chemring Group P.L.C..................................  6,635     31,044
    Chesnara P.L.C........................................  3,877     15,251
    Cineworld Group P.L.C.................................  4,862     27,741
    Clarkson P.L.C........................................    451     12,908
    Close Brothers Group P.L.C............................  2,952     46,744
    Cobham P.L.C.......................................... 14,677     64,301
    Coca-Cola HBC AG ADR..................................    810     21,068
   *Colt Group SA......................................... 10,617     16,723
    Compass Group P.L.C...................................  7,412    101,336
    Computacenter P.L.C...................................  2,953     21,829
    Cranswick P.L.C.......................................    855     14,987
    Croda International P.L.C.............................  1,303     49,766
    CSR P.L.C.............................................  2,830     24,481
    Daily Mail & General Trust P.L.C......................  4,069     50,001
    Dairy Crest Group P.L.C...............................  2,589     20,099
    DCC P.L.C.............................................  1,532     62,156
    De La Rue P.L.C.......................................  1,308     19,659
    Debenhams P.L.C....................................... 22,081     36,420
    Development Securities P.L.C..........................  8,967     27,292
    Devro P.L.C...........................................  5,357     25,488

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
UNITED KINGDOM -- (Continued)
    Dignity P.L.C.........................................    576 $   12,946
    Diploma P.L.C.........................................  2,852     25,018
   *Dixons Retail P.L.C................................... 49,297     34,006
    Domino Printing Sciences P.L.C........................  2,941     28,363
    Drax Group P.L.C......................................  6,130     59,887
    DS Smith P.L.C........................................ 16,910     66,587
    E2V Technologies P.L.C................................  3,334      6,734
    easyJet P.L.C.........................................  2,947     63,338
    Electrocomponents P.L.C...............................  6,138     22,989
    Elementis P.L.C.......................................  8,326     31,726
   *EnQuest P.L.C......................................... 11,292     21,268
   *Enterprise Inns P.L.C................................. 11,823     23,224
   *Essar Energy P.L.C....................................  4,852      9,808
    Eurasian Natural Resources Corp. P.L.C................    817      2,710
    Euromoney Institutional Investor P.L.C................     74      1,199
    Evraz P.L.C...........................................  3,308      4,719
    Experian P.L.C........................................  3,075     57,659
    F&C Asset Management P.L.C............................  6,813     10,375
    Fenner P.L.C..........................................  3,512     18,376
    Fidessa Group P.L.C...................................    204      6,214
    Filtrona P.L.C........................................  4,670     55,095
   *Findel P.L.C..........................................    841      2,613
    Firstgroup P.L.C...................................... 21,600     32,899
    G4S P.L.C............................................. 19,492     67,076
    Galliford Try P.L.C...................................    232      3,516
   *Gem Diamonds, Ltd.....................................  2,700      5,776
    GKN P.L.C............................................. 23,695    126,017
    Glencore Xstrata P.L.C................................ 34,453    145,499
    Go-Ahead Group P.L.C..................................    487     11,724
    Greencore Group P.L.C................................. 15,232     34,035
    Greggs P.L.C..........................................  1,490      9,815
    Halfords Group P.L.C..................................  4,424     24,733
    Halma P.L.C...........................................  7,034     59,501
    Hargreaves Lansdown P.L.C.............................    694     10,352
    Hays P.L.C............................................  7,814     12,268
    Helical Bar P.L.C.....................................  3,459     15,723
    Henderson Group P.L.C................................. 19,149     47,698
    Hill & Smith Holdings P.L.C...........................  4,221     28,132
    Hiscox, Ltd...........................................  6,279     62,185
    Home Retail Group P.L.C............................... 15,059     34,497
    Homeserve P.L.C.......................................  2,825     11,368
    Howden Joinery Group P.L.C............................  7,492     32,964
   #HSBC Holdings P.L.C. Sponsored ADR.................... 26,575  1,508,131
    Hunting P.L.C.........................................  2,655     33,397
    Huntsworth P.L.C......................................  9,410      8,409
    ICAP P.L.C............................................  9,292     57,451
    IG Group Holdings P.L.C...............................  4,317     37,867
    IMI P.L.C.............................................  2,813     58,755
    Inchcape P.L.C........................................  8,065     69,972
    Informa P.L.C......................................... 10,074     80,470
    Inmarsat P.L.C........................................  7,512     78,166
   *Innovation Group P.L.C................................ 32,087     14,154
    InterContinental Hotels Group P.L.C. ADR..............  1,493     43,163

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
UNITED KINGDOM -- (Continued)
   *International Consolidated Airlines Group SA.......... 22,557 $ 99,750
    International Personal Finance P.L.C..................  5,305   51,213
    Interserve P.L.C......................................  2,216   17,206
    Intertek Group P.L.C..................................  1,135   52,254
    Invensys P.L.C........................................  7,411   56,146
    Investec P.L.C........................................ 10,261   68,652
   *IP Group P.L.C........................................  4,973   10,912
    ITV P.L.C............................................. 22,994   59,139
    J Sainsbury P.L.C..................................... 13,434   80,504
    James Fisher & Sons P.L.C.............................    248    3,954
    Jardine Lloyd Thompson Group P.L.C....................  1,972   26,814
    JD Wetherspoon P.L.C..................................    258    2,796
   *JKX Oil & Gas P.L.C...................................  3,242    3,145
    John Wood Group P.L.C.................................  5,971   81,984
    Johnson Matthey P.L.C.................................  1,581   68,207
   *Johnston Press P.L.C..................................  9,724    2,399
    Jupiter Fund Management P.L.C.........................  4,314   21,293
    Kazakhmys P.L.C.......................................  2,842   11,288
    Kcom Group P.L.C...................................... 13,914   17,572
    Keller Group P.L.C....................................  1,423   24,035
    Kingfisher P.L.C...................................... 26,248  158,800
   *Kofax P.L.C...........................................  1,336    6,994
    Laird P.L.C...........................................  6,889   20,222
   *Lamprell P.L.C........................................  2,548    5,617
    Lancashire Holdings, Ltd..............................  2,958   36,270
    Legal & General Group P.L.C........................... 58,887  172,806
   *Lloyds Banking Group P.L.C............................ 26,361   27,446
  #*Lloyds Banking Group P.L.C. ADR....................... 66,758  278,381
    London Stock Exchange Group P.L.C.....................  2,568   61,279
   *Lonmin P.L.C..........................................  8,475   40,234
    Lookers P.L.C.........................................  4,741    8,788
    Low & Bonar P.L.C.....................................  7,100    7,292
    Man Group P.L.C....................................... 41,451   50,428
    Marks & Spencer Group P.L.C........................... 10,233   74,827
    Marshalls P.L.C.......................................  2,962    6,881
    McBride P.L.C.........................................  5,164   10,195
    Mears Group P.L.C.....................................  3,694   22,572
    Meggitt P.L.C......................................... 14,533  121,185
    Melrose Industries P.L.C.............................. 22,702   97,513
    Michael Page International P.L.C......................  4,900   33,350
    Millennium & Copthorne Hotels P.L.C...................  3,495   29,433
   *Mitchells & Butlers P.L.C.............................  6,562   41,611
    Mitie Group P.L.C.....................................  7,518   30,979
    Mondi P.L.C...........................................  7,295  108,698
    Morgan Advanced Materials P.L.C.......................  5,206   24,203
    Morgan Sindall Group P.L.C............................    778    7,956
    N Brown Group P.L.C...................................  2,652   20,876
    National Express Group P.L.C.......................... 10,716   41,370
    National Grid P.L.C. Sponsored ADR....................  2,716  161,846
    Next P.L.C............................................    805   61,100
    Northgate P.L.C.......................................  2,035   12,074
    Novae Group P.L.C.....................................  2,345   17,285
    Old Mutual P.L.C...................................... 57,194  168,911

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
UNITED KINGDOM -- (Continued)
    Pace P.L.C............................................  6,191 $   29,370
   #Pearson P.L.C. Sponsored ADR..........................  7,614    156,239
    Pendragon P.L.C....................................... 30,527     12,766
    Pennon Group P.L.C....................................  6,333     66,978
    Persimmon P.L.C.......................................  5,809    109,172
    Petrofac, Ltd.........................................    300      5,986
    Petropavlovsk P.L.C...................................  3,187      4,300
    Phoenix Group Holdings................................  3,097     34,595
    Phoenix IT Group, Ltd.................................  1,920      4,543
    Premier Farnell P.L.C.................................  3,194     11,012
   *Premier Foods P.L.C...................................  2,924      3,877
    Premier Oil P.L.C..................................... 13,691     75,281
    Prudential P.L.C. ADR.................................  6,900    245,502
   *Punch Taverns P.L.C................................... 12,288      2,422
    PZ Cussons P.L.C......................................  1,245      7,464
    QinetiQ Group P.L.C................................... 15,195     42,794
   *Quintain Estates & Development P.L.C.................. 14,008     18,687
    Randgold Resources, Ltd...............................    235     17,314
    Rathbone Brothers P.L.C...............................    683     17,366
   *Redrow P.L.C..........................................  6,636     24,821
    Reed Elsevier P.L.C. Sponsored ADR....................  1,125     58,297
    Regus P.L.C........................................... 13,221     37,170
    Renishaw P.L.C........................................    991     23,654
    Rentokil Initial P.L.C................................ 20,074     29,849
    Resolution, Ltd....................................... 35,136    172,908
    Rexam P.L.C........................................... 14,185    106,105
    Rio Tinto P.L.C.......................................    948     42,660
   #Rio Tinto P.L.C. Sponsored ADR........................  4,335    195,032
    Rolls-Royce Holdings P.L.C............................  7,882    140,529
    Rotork P.L.C..........................................    944     38,091
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.....  8,276     79,781
    Royal Dutch Shell P.L.C. ADR (780259206)..............  8,973    613,305
    Royal Dutch Shell P.L.C. ADR (780259107).............. 15,447  1,094,729
    RPC Group P.L.C.......................................  4,520     31,621
    RPS Group P.L.C.......................................  5,472     18,841
    RSA Insurance Group P.L.C............................. 60,408    115,068
    Sage Group P.L.C. (The)............................... 15,590     83,102
   *Salamander Energy P.L.C...............................  2,521      4,566
    Savills P.L.C.........................................  3,502     33,618
    Schroders P.L.C. (0239581)............................    871     25,399
    Schroders P.L.C. (0240549)............................  1,473     54,855
    SDL P.L.C.............................................  2,030     10,271
    Senior P.L.C..........................................  9,084     36,748
    Serco Group P.L.C.....................................  7,406     70,819
    Severfield-Rowen P.L.C................................  5,353      4,574
    Severn Trent P.L.C....................................  1,705     45,922
    Shanks Group P.L.C.................................... 13,706     18,327
    SIG P.L.C.............................................  9,869     27,279
    Smiths News P.L.C.....................................  2,154      5,592
   *Soco International P.L.C..............................  4,359     24,380
    Spectris P.L.C........................................  1,856     59,435
    Speedy Hire P.L.C..................................... 20,261     18,195
    Spirax-Sarco Engineering P.L.C........................  1,289     56,169

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
UNITED KINGDOM -- (Continued)
    Spirent Communications P.L.C.......................... 19,193 $ 38,572
    Spirit Pub Co. P.L.C.................................. 12,288   14,545
    SSE P.L.C.............................................  4,399  105,310
    St Ives P.L.C.........................................    388      967
    St James's Place P.L.C................................  1,836   17,238
    ST Modwen Properties P.L.C............................  3,552   17,049
    Stagecoach Group P.L.C................................  6,290   31,990
    Standard Chartered P.L.C.............................. 12,061  279,739
    Standard Life P.L.C................................... 20,480  118,266
    Synthomer P.L.C.......................................  4,634   13,881
    TalkTalk Telecom Group P.L.C..........................  5,939   22,336
    Tate & Lyle P.L.C.....................................  6,232   79,610
    Taylor Wimpey P.L.C................................... 71,079  115,229
    Telecity Group P.L.C..................................  2,044   27,616
    Tesco P.L.C........................................... 81,338  454,674
   *Thomas Cook Group P.L.C............................... 24,336   56,703
    Travis Perkins P.L.C..................................  4,369  113,050
   *Trinity Mirror P.L.C..................................  7,656   13,451
    TT electronics P.L.C..................................  3,593    9,337
    TUI Travel P.L.C......................................  7,598   44,129
    Tullett Prebon P.L.C..................................  4,980   25,202
    Tullow Oil P.L.C......................................  2,740   43,343
    UBM P.L.C.............................................  4,172   45,194
    Ultra Electronics Holdings P.L.C......................  1,481   40,899
    Unilever P.L.C. Sponsored ADR.........................  1,800   73,134
    Unite Group P.L.C.....................................    330    1,965
    United Utilities Group P.L.C..........................  7,016   76,951
    Vedanta Resources P.L.C...............................  2,812   49,783
    Vesuvius P.L.C........................................  5,870   37,989
    Vodafone Group P.L.C.................................. 61,625  184,571
    Vodafone Group P.L.C. Sponsored ADR................... 28,773  861,751
    Weir Group P.L.C. (The)...............................    945   30,917
    WH Smith P.L.C........................................  3,602   42,624
    Whitbread P.L.C.......................................  1,943   95,560
    WM Morrison Supermarkets P.L.C........................ 30,832  135,707
    Wolseley P.L.C. ADR...................................  2,773   13,338
    WPP P.L.C. Sponsored ADR..............................  2,100  189,189
    WS Atkins P.L.C.......................................  1,777   31,335

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                          -------- ------------
UNITED KINGDOM -- (Continued)
    Xchanging P.L.C......................................    2,042 $      4,178
                                                                   ------------
TOTAL UNITED KINGDOM                                                 18,917,958
                                                                   ------------
UNITED STATES -- (0.0%)
    ASML Holding NV......................................      154       13,845
                                                                   ------------
TOTAL COMMON STOCKS                                                  95,900,505
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *ALS Ltd/Queensland Rights 08/12/13...................      269          167
                                                                   ------------
HONG KONG -- (0.0%)
   *New Hotel Rights 06/11/13............................      336           --
                                                                   ------------
ISRAEL -- (0.0%)
   *Africa Israel Investments, Ltd. Warrants 10/31/13....      221           10
                                                                   ------------
ITALY -- (0.0%)
   *Prelios SpA Rights 08/08/13..........................      749            2
                                                                   ------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 08/02/13...................   16,889        3,741
   *CaixaBank SA Rights 08/19/13.........................   16,885        1,191
   *Zardoya Otis SA Rights 08/05/13......................    1,308          762
                                                                   ------------
TOTAL SPAIN                                                               5,694
                                                                   ------------
TOTAL RIGHTS/WARRANTS                                                     5,873
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                          -------- ------------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@ DFA Short Term Investment Fund......................  691,443    8,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc.
  0.10%, 08/01/13 (Collateralized by $1,002,203 FNMA,
  rates ranging from 4.500% to 6.000%, maturities
  ranging from 01/01/40 to 05/01/42, valued at $643,053)
  to be repurchased at $630,446.......................... $    630      630,444
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL                                   8,630,444
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $115,229,044)^^                                            $104,536,822
                                                                   ============

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- ------------
Common Stocks
    Australia..................... $   450,010 $ 5,845,382   --    $  6,295,392
    Austria.......................          --     583,666   --         583,666
    Belgium.......................      72,589     982,256   --       1,054,845
    Canada........................   9,126,160       3,635   --       9,129,795
    China.........................       2,235          --   --           2,235
    Denmark.......................          --     976,561   --         976,561
    Finland.......................     201,445   1,462,707   --       1,664,152
    France........................     859,944   6,572,560   --       7,432,504
    Germany.......................     630,889   5,329,908   --       5,960,797
    Greece........................       6,877     211,167   --         218,044
    Hong Kong.....................          --   2,804,752   --       2,804,752
    Ireland.......................      93,027     436,986   --         530,013
    Israel........................      33,407     389,889   --         423,296
    Italy.........................     277,610   1,658,606   --       1,936,216
    Japan.........................   1,024,430  19,399,340   --      20,423,770
    Netherlands...................     218,032   1,941,399   --       2,159,431
    New Zealand...................          --     285,167   --         285,167
    Norway........................      84,275   1,074,156   --       1,158,431
    Portugal......................      11,324     281,405   --         292,729
    Singapore.....................          --   1,717,558   --       1,717,558
    Spain.........................     555,755   1,813,648   --       2,369,403
    Sweden........................     351,741   2,692,243   --       3,043,984
    Switzerland...................     547,142   5,958,819   --       6,505,961
    United Kingdom................   7,501,229  11,416,729   --      18,917,958
    United States.................      13,845          --   --          13,845
Rights/Warrants
    Australia.....................          --         167   --             167
    Hong Kong.....................          --          --   --              --
    Israel........................          --          10   --              10
    Italy.........................          --           2   --               2
    Spain.........................          --       5,694   --           5,694
Securities Lending Collateral.....          --   8,630,444   --       8,630,444
                                   ----------- -----------   --    ------------
TOTAL............................. $22,061,966 $82,474,856   --    $104,536,822
                                   =========== ===========   ==    ============

                     DIMENSIONAL RETIREMENT EQUITY FUND II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES   VALUE+
                                                           ------ ----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc......................... 28,310 $  424,646
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc.................................... 31,830    423,655
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.........................  8,838    180,905
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.........................  5,848     66,957
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company................................            54,109
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.....................  1,307     24,266
                                                                  ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,022,963)....................................         1,174,538
                                                                  ----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves
  (Cost $2,230)...........................................  2,230      2,230
                                                                  ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,025,193)^^..................................        $1,176,768
                                                                  ==========

DIMENSIONAL RETIREMENT EQUITY FUND II
CONTINUED

Summary of the Fund's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------
                                                            LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                           ----------    ------- ------- ----------
Affiliated Investment Companies........................... $1,174,538      --      --    $1,174,538
Temporary Cash Investments................................      2,230      --      --         2,230
                                                           ----------      --      --    ----------
TOTAL..................................................... $1,176,768      --      --    $1,176,768
                                                           ==========      ==      ==    ==========

                  DIMENSIONAL RETIREMENT FIXED INCOME FUND II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                         SHARES  VALUE+
                                                         ------ --------
AFFILIATED INVESTMENT COMPANIES -- (99.3%)
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc...... 26,535 $313,112
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc...................  2,400   24,767
Investment in Dimensional Retirement Fixed Income Fund
  III of DFA Investment Dimensions Group Inc............    695    6,177
                                                                --------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $371,250)....................................         344,056
                                                                --------
TEMPORARY CASH INVESTMENTS -- (0.7%)
State Street Institutional Liquid Reserves
  (Cost $2,331).........................................  2,331    2,331
                                                                --------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $373,581)^^..................................        $346,387
                                                                ========

DIMENSIONAL RETIREMENT FIXED INCOME FUND II
CONTINUED

Summary of the Fund's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------
                                                             LEVEL 1   LEVEL 2   LEVEL 3   TOTAL
                                                           ---------   -------   -------  --------
Affiliated Investment Companies........................... $344,056      --        --     $344,056
Temporary Cash Investments................................    2,331      --        --        2,331
                                                           --------      --        --     --------
TOTAL..................................................... $346,387      --        --     $346,387
                                                           ========      ==        ==     ========

                 DIMENSIONAL RETIREMENT FIXED INCOME FUND III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
   0.750%,02/15/42........................................ $1,468 $1,280,195
   0.625%,02/15/43........................................    796    663,317
                                                                  ----------
TOTAL U.S. TREASURY OBLIGATIONS...........................         1,943,512
                                                                  ----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,368,176)^^....................................        $1,943,512
                                                                  ==========

DIMENSIONAL RETIREMENT FIXED INCOME FUND III
CONTINUED


Summary of the Fund's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------
                                                           LEVEL 1     LEVEL 2   LEVEL 3   TOTAL
                                                           -------    ---------- ------- ----------
U.S. Treasury Obligations.................................   --       $1,943,512   --    $1,943,512
                                                             --       ----------   --    ----------
TOTAL.....................................................   --       $1,943,512   --    $1,943,512
                                                             ==       ==========   ==    ==========

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES  VALUE+
                                                           ------ --------
COMMON STOCKS -- (78.2%)
Consumer Discretionary -- (11.2%)
   *1-800-Flowers.com, Inc. Class A.......................  3,000 $ 19,740
    Aaron's, Inc..........................................  5,257  150,666
   #Abercrombie & Fitch Co. Class A.......................  5,896  294,034
    Advance Auto Parts, Inc...............................    845   69,704
  #*Aeropostale, Inc......................................  6,474   97,952
   *AFC Enterprises, Inc..................................  1,022   37,610
    AH Belo Corp. Class A.................................    900    6,750
   #Allison Transmission Holdings, Inc....................  1,060   25,186
   *Amazon.com, Inc.......................................  2,300  692,806
    Ambassadors Group, Inc................................  1,110    4,040
   *AMC Networks, Inc. Class A............................  1,695  115,701
  #*America's Car-Mart, Inc...............................  1,100   47,608
    American Eagle Outfitters, Inc........................  6,757  132,707
  #*American Public Education, Inc........................  1,404   55,472
  #*ANN, Inc..............................................  2,785   94,384
    Arbitron, Inc.........................................  1,100   50,556
    Arctic Cat, Inc.......................................  1,500   82,560
   #Ark Restaurants Corp..................................    120    2,526
   *Asbury Automotive Group, Inc..........................  2,849  139,145
  #*Ascena Retail Group, Inc..............................  8,514  162,532
  #*Ascent Capital Group, Inc. Class A....................    900   69,939
   #Autoliv, Inc..........................................  3,370  275,565
   *AutoNation, Inc.......................................  2,100  100,590
  #*AutoZone, Inc.........................................    400  179,432
  #*Ballantyne Strong, Inc................................    900    3,690
  #*Barnes & Noble, Inc...................................  5,623  100,371
    Bassett Furniture Industries, Inc.....................  1,200   19,116
  #*Beazer Homes USA, Inc.................................  1,140   19,597
   #bebe stores, Inc......................................  4,600   27,508
  #*Bed Bath & Beyond, Inc................................  1,995  152,558
    Belo Corp. Class A....................................  7,438  106,066
   #Best Buy Co., Inc..................................... 10,211  307,249
    Big 5 Sporting Goods Corp.............................  2,401   48,668
  #*Big Lots, Inc.........................................  5,417  195,716
  #*Biglari Holdings, Inc.................................     75   31,242
  #*Blue Nile, Inc........................................    350   13,591
   #Blyth, Inc............................................  1,150   16,111
   #Bob Evans Farms, Inc..................................  2,925  148,648
   *Body Central Corp.....................................    600    7,236
   #Bon-Ton Stores, Inc. (The)............................  1,300   24,518
  #*Books-A-Million, Inc..................................    600    1,488
   *BorgWarner, Inc.......................................  4,837  461,595
  #*Bridgepoint Education, Inc............................  2,600   41,912
   #Brinker International, Inc............................    500   20,075
   #Brown Shoe Co., Inc...................................  3,254   77,348
    Brunswick Corp........................................  2,455   92,676
   #Buckle, Inc. (The)....................................  1,193   66,784
   *Build-A-Bear Workshop, Inc............................  1,400    9,954
  #*Cabela's, Inc.........................................  4,090  280,738
    Cablevision Systems Corp. Class A.....................  1,600   29,904
   *Cache, Inc............................................    656    2,755

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Discretionary -- (Continued)
   #Callaway Golf Co......................................  5,050 $   36,259
   *Cambium Learning Group, Inc...........................  2,515      3,420
   *Capella Education Co..................................  1,476     72,339
   *Career Education Corp.................................  4,300     13,846
   *CarMax, Inc...........................................  7,644    374,862
   *Carmike Cinemas, Inc..................................  2,000     36,640
    Carnival Corp.........................................  9,648    357,265
    Carriage Services, Inc................................  1,100     20,636
  #*Carrols Restaurant Group, Inc.........................  1,634     10,735
    Carter's, Inc.........................................  2,440    174,021
    Cato Corp. (The) Class A..............................  1,925     54,189
  #*Cavco Industries, Inc.................................    547     29,970
    CBS Corp. Class A.....................................    334     17,819
    CBS Corp. Class B.....................................  9,300    491,412
    CEC Entertainment, Inc................................  1,000     41,590
  #*Charles & Colvard, Ltd................................    612      2,840
   *Charter Communications, Inc. Class A..................  1,400    176,036
    Cheesecake Factory, Inc. (The)........................  4,793    203,415
    Cherokee, Inc.........................................    200      2,594
    Chico's FAS, Inc......................................  9,596    164,379
  #*Children's Place Retail Stores, Inc. (The)............  1,700     91,868
  #*Chipotle Mexican Grill, Inc...........................    300    123,681
   #Choice Hotels International, Inc......................  2,260     93,948
   *Christopher & Banks Corp..............................  1,927     13,181
    Cinemark Holdings, Inc................................  8,029    233,804
   *Citi Trends, Inc......................................  1,012     14,259
   *Clear Channel Outdoor Holdings, Inc. Class A..........  1,900     14,098
   #Coach, Inc............................................  1,400     74,382
   #Collectors Universe...................................    300      4,827
   #Columbia Sportswear Co................................  2,948    190,205
    Comcast Corp. Class A................................. 49,612  2,236,509
    Comcast Corp. Special Class A......................... 11,444    493,351
  #*Conn's, Inc...........................................  3,060    197,737
    Cooper Tire & Rubber Co...............................  6,800    228,072
   #Cracker Barrel Old Country Store, Inc.................  1,500    146,850
   *Crocs, Inc............................................ 10,475    143,193
    CSS Industries, Inc...................................    200      5,326
   *CST Brands, Inc.......................................  1,583     51,622
    CTC Media, Inc........................................ 15,473    171,750
    Culp, Inc.............................................    600     11,544
   *Cumulus Media, Inc. Class A...........................  6,797     29,091
   #Dana Holding Corp.....................................  9,919    216,730
   #Darden Restaurants, Inc...............................  5,153    252,755
  #*Deckers Outdoor Corp..................................  2,737    150,070
  #*dELiA*s, Inc..........................................    100        150
   #Delphi Automotive P.L.C...............................  1,500     80,580
  #*Delta Apparel, Inc....................................    600      9,630
   #Destination Maternity Corp............................  1,363     40,972
  #*Destination XL Group, Inc.............................  3,677     23,717
   #DeVry, Inc............................................  5,721    172,088
    Dick's Sporting Goods, Inc............................  1,192     61,281
  #*Digital Generation, Inc...............................  2,881     22,328
    Dillard's, Inc. Class A...............................  3,750    316,612

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   #DineEquity, Inc.......................................  1,663 $115,861
   *DIRECTV...............................................  3,462  219,041
   *Discovery Communications, Inc.........................    700   50,862
  #*Discovery Communications, Inc. Class A................  1,200   95,664
   *Discovery Communications, Inc. Class B................    100    7,962
    DISH Network Corp. Class A............................    900   40,185
   *Dixie Group, Inc. (The)...............................    200    1,798
   *Dollar General Corp...................................  3,767  205,942
   *Dollar Tree, Inc......................................  2,610  140,026
    Domino's Pizza, Inc...................................  2,400  150,192
    Dorman Products, Inc..................................  2,157  101,552
   #DR Horton, Inc........................................ 11,443  230,004
  #*DreamWorks Animation SKG, Inc. Class A................  4,684  115,976
   #Drew Industries, Inc..................................  1,794   73,249
   #DSW, Inc. Class A.....................................  1,140   86,401
    Dunkin' Brands Group, Inc.............................  5,639  243,605
   *Education Management Corp.............................  3,157   22,257
    Einstein Noah Restaurant Group, Inc...................  1,208   19,606
  #*Emerson Radio Corp....................................  1,100    1,903
  #*Entercom Communications Corp. Class A.................  2,204   21,621
    Entravision Communications Corp. Class A..............    950    5,406
   #Escalade, Inc.........................................    350    2,258
   #Ethan Allen Interiors, Inc............................  2,800   85,036
   *EW Scripps Co. Class A................................  3,700   61,457
    Expedia, Inc..........................................  4,275  201,481
   *Express, Inc..........................................  6,379  143,846
   #Family Dollar Stores, Inc.............................  1,300   89,388
   *Famous Dave's Of America, Inc.........................    600    9,690
   *Federal-Mogul Corp....................................  3,928   61,198
   *Fiesta Restaurant Group, Inc..........................  1,467   46,284
   *Fifth & Pacific Cos., Inc.............................  3,438   81,893
   #Finish Line, Inc. (The) Class A.......................  5,243  116,709
   #Fisher Communications, Inc............................    400   16,388
   #Flexsteel Industries, Inc.............................    148    3,684
   #Foot Locker, Inc......................................  7,045  254,536
    Ford Motor Co......................................... 35,509  599,392
   *Fossil Group, Inc.....................................    696   76,490
   #Fred's, Inc. Class A..................................  2,937   50,516
  #*Fuel Systems Solutions, Inc...........................  2,116   38,490
  #*G-III Apparel Group, Ltd..............................  1,994  102,611
  #*Gaiam, Inc. Class A...................................    597    2,907
   #GameStop Corp. Class A................................  8,800  431,728
    Gaming Partners International Corp....................    400    3,404
    Gannett Co., Inc...................................... 10,017  258,038
   #Gap, Inc. (The).......................................  1,487   68,253
   #Garmin, Ltd...........................................  6,485  259,919
   *Geeknet, Inc..........................................    200    2,876
   *General Motors Co..................................... 19,630  704,128
  #*Genesco, Inc..........................................  1,759  123,798
   #Gentex Corp........................................... 10,200  230,316
  #*Gentherm, Inc.........................................  3,168   64,627
   #Genuine Parts Co......................................  1,894  155,289
    GNC Holdings, Inc. Class A............................  3,400  179,452

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   *Goodyear Tire & Rubber Co. (The)......................  6,380 $118,030
  #*Gordmans Stores, Inc..................................  1,178   16,480
  #*Grand Canyon Education, Inc...........................  3,056  103,354
  #*Gray Television, Inc..................................  4,593   35,871
    Group 1 Automotive, Inc...............................  1,800  131,022
  #*Groupon, Inc.......................................... 15,534  137,631
   #Guess?, Inc...........................................  6,344  213,666
    H&R Block, Inc........................................  3,900  122,577
    Hanesbrands, Inc......................................  2,400  152,304
   #Harley-Davidson, Inc..................................  2,700  153,279
   #Harman International Industries, Inc..................  4,506  272,748
    Harte-Hanks, Inc......................................  3,769   36,032
   #Hasbro, Inc...........................................  1,400   64,400
   #Haverty Furniture Cos., Inc...........................  2,057   53,482
   *Helen of Troy, Ltd....................................  2,220   94,306
   *hhgregg, Inc..........................................  2,852   44,748
  #*Hibbett Sports, Inc...................................    800   46,920
    Hillenbrand, Inc......................................  4,253  105,432
    Home Depot, Inc. (The)................................  8,200  648,046
  #*HomeAway, Inc.........................................  3,532  106,349
    Hooker Furniture Corp.................................    554    9,313
   #HSN, Inc..............................................  1,576   94,655
  #*Hyatt Hotels Corp. Class A............................  2,106   95,296
  #*Iconix Brand Group, Inc...............................  6,468  212,409
   #International Speedway Corp. Class A..................  2,160   73,116
    Interpublic Group of Cos., Inc. (The)................. 17,570  289,026
   #Interval Leisure Group, Inc...........................  4,657  100,172
  #*iRobot Corp...........................................  2,856   99,846
  #*ITT Educational Services, Inc.........................    800   20,984
  #*Jack in the Box, Inc..................................  2,815  112,853
   #JAKKS Pacific, Inc....................................    496    2,981
  #*JC Penney Co., Inc....................................  6,640   96,944
   #John Wiley & Sons, Inc. Class A.......................  2,307  104,115
    John Wiley & Sons, Inc. Class B.......................    142    6,396
    Johnson Controls, Inc................................. 21,706  872,798
  #*Johnson Outdoors, Inc. Class A........................     75    1,910
   #Jones Group, Inc. (The)...............................  7,120  116,910
  #*Jos A Bank Clothiers, Inc.............................  1,751   71,546
   *Journal Communications, Inc. Class A..................  3,665   33,571
  #*K12, Inc..............................................  2,800   87,080
   #KB Home...............................................  6,016  106,784
   *Kid Brands, Inc.......................................     15       24
   *Kirkland's, Inc.......................................  1,534   26,968
   #Kohl's Corp...........................................  8,090  428,608
   *Krispy Kreme Doughnuts, Inc...........................  4,997  105,037
   #L Brands, Inc.........................................  3,500  195,195
    La-Z-Boy, Inc.........................................  5,015  103,961
  #*Lakeland Industries, Inc..............................    300    1,296
  #*Lamar Advertising Co. Class A.........................  2,436  105,552
  #*LeapFrog Enterprises, Inc.............................  3,800   43,776
    Lear Corp.............................................  4,197  290,726
  #*Learning Tree International, Inc......................    700    2,205
  #*Lee Enterprises, Inc..................................  1,100    3,333

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   #Leggett & Platt, Inc..................................  9,377 $294,532
   #Lennar Corp. Class A..................................  6,700  226,929
    Lennar Corp. Class B..................................  1,400   38,150
   *Libbey, Inc...........................................    737   18,174
   *Liberty Global P.L.C. Class A.........................  1,303  105,699
   *Liberty Global P.L.C. Series C........................  1,001   77,237
   *Liberty Interactive Corp. Class A..................... 23,793  581,977
  #*Liberty Interactive Corp. Class B.....................     60    1,416
   *Liberty Media Corp. Class A...........................  2,330  334,891
   *Liberty Media Corp. Class B...........................     87   12,092
   *Liberty Ventures Series A.............................  1,457  130,722
   *Liberty Ventures Series B.............................      3      271
  #*Life Time Fitness, Inc................................  3,800  202,502
   #Lifetime Brands, Inc..................................    706   10,576
    LIN Media LLC.........................................  2,600   41,990
    Lincoln Educational Services Corp.....................  1,400    8,778
  #*Lions Gate Entertainment Corp.........................  3,279  106,666
    Lithia Motors, Inc. Class A...........................  2,090  136,352
   *Live Nation Entertainment, Inc........................ 17,465  286,077
   *LKQ Corp..............................................  6,700  174,669
    Loral Space & Communications, Inc.....................    980   61,240
    Lowe's Cos., Inc...................................... 14,013  624,700
  #*Luby's, Inc...........................................  1,850   14,874
  #*Lululemon Athletica, Inc..............................  1,200   83,484
  #*Lumber Liquidators Holdings, Inc......................  1,700  164,594
   *M/I Homes, Inc........................................  2,000   42,520
    Mac-Gray Corp.........................................    800   11,760
    Macy's, Inc...........................................  4,805  232,274
   *Madison Square Garden Co. (The) Class A...............  4,878  287,656
   *Maidenform Brands, Inc................................  2,293   53,564
    Marcus Corp...........................................  1,500   19,425
    Marine Products Corp..................................  2,227   20,132
  #*MarineMax, Inc........................................  2,363   27,482
    Marriott International, Inc. Class A..................  4,303  178,876
   *Marriott Vacations Worldwide Corp.....................    742   32,648
  #*Martha Stewart Living Omnimedia Class A...............  3,017    7,573
    Mattel, Inc...........................................  1,908   80,193
    Matthews International Corp. Class A..................  2,321   89,776
  #*McClatchy Co. (The) Class A...........................  4,116   12,801
    McDonald's Corp.......................................  6,203  608,390
    MDC Holdings, Inc.....................................  4,142  131,053
  #*Media General, Inc. Class A...........................  1,600   17,584
   #Men's Wearhouse, Inc. (The)...........................  4,405  175,892
   #Meredith Corp.........................................  2,985  141,847
   *Meritage Homes Corp...................................  3,886  175,880
   *Michael Kors Holdings, Ltd............................  2,900  195,286
  #*Modine Manufacturing Co...............................  3,609   39,699
   *Mohawk Industries, Inc................................  3,572  425,032
   #Monro Muffler Brake, Inc..............................  1,750   75,267
   #Morningstar, Inc......................................  1,514  115,397
   *Motorcar Parts of America, Inc........................    900    7,785
   #Movado Group, Inc.....................................  1,800   65,664
   #NACCO Industries, Inc. Class A........................    500   30,665

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
  #*Nathan's Famous, Inc..................................    300 $ 17,178
    National CineMedia, Inc...............................  2,558   46,325
  #*Nautilus, Inc.........................................  2,810   24,672
  #*Netflix, Inc..........................................    800  195,376
   *New York & Co., Inc...................................  5,501   34,271
  #*New York Times Co. (The) Class A...................... 15,287  186,196
    Newell Rubbermaid, Inc................................  3,836  103,649
   *News Corp. Class A....................................  4,700   74,871
  #*News Corp. Class B....................................  1,775   28,560
    Nexstar Broadcasting Group, Inc. Class A..............    600   21,624
    NIKE, Inc.............................................  3,762  236,705
    Nordstrom, Inc........................................  2,369  145,078
   #Nutrisystem, Inc......................................  2,677   33,489
   *NVR, Inc..............................................    100   92,560
   *O'Reilly Automotive, Inc..............................  1,450  181,627
   *Office Depot, Inc..................................... 24,682  106,873
    OfficeMax, Inc........................................  6,519   74,251
   #Omnicom Group, Inc....................................  1,941  124,748
   *Orbitz Worldwide, Inc.................................  4,361   40,165
   *Orient-Express Hotels, Ltd. Class A...................  7,773   97,240
  #*Outerwall, Inc........................................  2,385  131,771
   *Overstock.com, Inc....................................    600   20,406
   #Oxford Industries, Inc................................  1,500  101,505
  #*Pacific Sunwear of California, Inc....................  4,200   18,690
   *Panera Bread Co. Class A..............................    200   33,410
  #*Papa John's International, Inc........................  1,091   72,944
    Penske Automotive Group, Inc..........................  7,775  289,074
   *Pep Boys-Manny Moe & Jack (The).......................  3,200   39,840
  #*Perfumania Holdings, Inc..............................    260    1,352
   #Perry Ellis International, Inc........................  1,310   26,331
   #PetMed Express, Inc...................................  1,883   31,540
   #PetSmart, Inc.........................................  1,100   80,542
    Pier 1 Imports, Inc...................................  5,200  122,200
   #Polaris Industries, Inc...............................    900  100,926
   #Pool Corp.............................................  1,000   52,780
   *priceline.com, Inc....................................    200  175,134
   *PulteGroup, Inc.......................................  7,148  118,871
    PVH Corp..............................................  3,210  423,046
  #*Quiksilver, Inc....................................... 15,874  100,324
  #*RadioShack Corp.......................................  5,500   15,015
    Ralph Lauren Corp.....................................    400   72,824
  #*Red Lion Hotels Corp..................................  1,300    8,645
  #*Red Robin Gourmet Burgers, Inc........................  1,136   64,616
    Regal Entertainment Group Class A.....................  3,770   71,064
   #Regis Corp............................................  4,206   73,058
   #Rent-A-Center, Inc....................................  5,251  209,987
  #*Rentrak Corp..........................................    600   12,888
    RG Barry Corp.........................................  1,159   20,085
    Rocky Brands, Inc.....................................    402    6,947
    Ross Stores, Inc......................................  2,700  182,169
   #Royal Caribbean Cruises, Ltd..........................  9,989  380,481
  #*Ruby Tuesday, Inc.....................................  5,355   39,199
  #*rue21, Inc............................................  1,428   59,662

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Discretionary -- (Continued)
   #Ryland Group, Inc. (The)..............................  3,680 $  148,819
   *Saks, Inc............................................. 11,587    185,624
  #*Sally Beauty Holdings, Inc............................  2,585     78,868
   #Scholastic Corp.......................................    500     15,250
    Scripps Networks Interactive, Inc. Class A............  1,350     95,539
  #*Sears Holdings Corp...................................  3,515    160,987
  #*Select Comfort Corp...................................  2,376     54,292
    Service Corp. International/US........................ 18,620    353,221
    Shiloh Industries, Inc................................    800     10,256
    Shoe Carnival, Inc....................................  1,830     48,879
  #*Shutterfly, Inc.......................................  3,660    196,139
    Signet Jewelers, Ltd..................................  3,506    256,324
   #Sinclair Broadcast Group, Inc. Class A................  2,200     62,062
   #Sirius XM Radio, Inc.................................. 19,489     72,694
    Six Flags Entertainment Corp..........................  5,664    208,379
   *Skechers U.S.A., Inc. Class A.........................  3,792    103,446
  #*Skyline Corp..........................................    400      1,956
   #Sonic Automotive, Inc. Class A........................  3,663     81,099
  #*Sonic Corp............................................  2,510     38,579
   #Sotheby's.............................................  5,452    245,340
   #Spartan Motors, Inc...................................  3,249     19,689
   #Speedway Motorsports, Inc.............................  2,279     42,093
   #Stage Stores, Inc.....................................  1,633     40,760
   #Standard Motor Products, Inc..........................  2,454     84,393
   *Standard Pacific Corp................................. 15,972    130,651
  #*Stanley Furniture Co., Inc............................    661      2,280
   #Staples, Inc.......................................... 25,627    436,172
    Starbucks Corp........................................  4,256    303,197
   #Starwood Hotels & Resorts Worldwide, Inc..............  2,200    145,530
  #*Starz--Liberty Capital (85571Q102)....................  8,151    183,968
   *Starz--Liberty Capital (85571Q201)....................     87      1,951
    Stein Mart, Inc.......................................  3,005     41,980
   *Steiner Leisure, Ltd..................................  1,000     57,940
   *Steinway Musical Instruments, Inc.....................    977     35,514
   *Steven Madden, Ltd....................................  3,550    182,541
    Stewart Enterprises, Inc. Class A.....................  5,660     74,372
   *Stoneridge, Inc.......................................  2,545     30,744
   #Strayer Education, Inc................................    400     17,704
   #Sturm Ruger & Co., Inc................................  1,000     50,870
    Superior Industries International, Inc................  2,981     54,284
   #Systemax, Inc.........................................  1,842     17,738
   #Target Corp...........................................  8,382    597,217
  #*Tempur-Pedic International, Inc.......................  1,050     41,632
   *Tenneco, Inc..........................................  2,272    109,806
  #*Tesla Motors, Inc.....................................  1,830    245,732
   #Texas Roadhouse, Inc..................................  6,400    156,416
   #Thor Industries, Inc..................................  3,835    207,282
    Tiffany & Co..........................................  1,628    129,442
   #Time Warner Cable, Inc................................  7,228    824,498
    Time Warner, Inc...................................... 24,178  1,505,322
    TJX Cos., Inc.........................................  4,000    208,160
  #*Toll Brothers, Inc....................................  6,851    225,192
   *Tower International, Inc..............................    723     16,130

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Discretionary -- (Continued)
    Town Sports International Holdings, Inc...............    844 $    10,651
   #Tractor Supply Co.....................................    937     113,499
   #Trans World Entertainment Corp........................    200       1,000
  #*TripAdvisor, Inc......................................  1,869     140,212
   *TRW Automotive Holdings Corp..........................  5,241     384,218
  #*Tuesday Morning Corp..................................  1,700      19,074
   #Tupperware Brands Corp................................  1,250     105,350
   #Twenty-First Century Fox, Inc. Class A................ 19,124     571,425
    Twenty-First Century Fox, Inc. Class B................  7,100     212,929
   *Ulta Salon Cosmetics & Fragrance, Inc.................  1,000     100,900
  #*Under Armour, Inc. Class A............................    900      60,417
  #*Unifi, Inc............................................  1,402      32,162
   *Universal Electronics, Inc............................  1,382      42,607
   #Universal Technical Institute, Inc....................  1,356      15,865
  #*Urban Outfitters, Inc.................................  1,800      76,608
   *US Auto Parts Network, Inc............................  1,256       1,507
   #Vail Resorts, Inc.....................................  3,704     248,094
   #Valassis Communications, Inc..........................  2,454      70,258
    Value Line, Inc.......................................    213       1,928
  #*Valuevision Media, Inc. Class A.......................  3,340      19,806
    VF Corp...............................................    602     118,594
    Viacom, Inc. Class A..................................    100       7,330
    Viacom, Inc. Class B..................................  3,257     237,012
   *Visteon Corp..........................................  4,378     288,379
  #*Vitamin Shoppe, Inc...................................  1,849      88,807
  #*VOXX International Corp...............................  1,300      17,615
    Walt Disney Co. (The)................................. 22,247   1,438,269
   #Washington Post Co. (The) Class B.....................    700     376,152
    Weight Watchers International, Inc....................    800      37,960
   #Wendy's Co. (The)..................................... 34,658     246,418
   *West Marine, Inc......................................  1,553      16,866
  #*Wet Seal, Inc. (The) Class A..........................  5,000      21,950
    Weyco Group, Inc......................................     47       1,285
    Whirlpool Corp........................................  3,520     471,469
   #Williams-Sonoma, Inc..................................  1,350      79,461
   #Winmark Corp..........................................    200      14,380
   *Winnebago Industries, Inc.............................  3,180      76,066
   #Wolverine World Wide, Inc.............................  3,011     173,163
    World Wrestling Entertainment, Inc. Class A...........  1,000      10,640
    Wyndham Worldwide Corp................................  5,000     311,500
    Yum! Brands, Inc......................................  2,000     145,840
  #*Zagg, Inc.............................................  1,449       6,564
  #*Zale Corp.............................................  2,942      27,302
  #*Zumiez, Inc...........................................  2,807      77,389
                                                                  -----------
Total Consumer Discretionary..............................         53,683,426
                                                                  -----------
Consumer Staples -- (4.3%)
   #Alico, Inc............................................    422      19,336
    Andersons, Inc. (The).................................  1,714     101,674
   #Avon Products, Inc....................................  2,400      54,864
    B&G Foods, Inc........................................  4,172     145,352
  #*Boulder Brands, Inc...................................  4,827      62,317
    Bunge, Ltd............................................  7,830     595,158

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Staples -- (Continued)
   #Cal-Maine Foods, Inc..................................  1,825 $   92,491
   #Calavo Growers, Inc...................................  1,314     35,688
   #Campbell Soup Co......................................  3,174    148,543
   #Casey's General Stores, Inc...........................  3,160    209,287
   *Central Garden and Pet Co.............................    800      5,992
   *Central Garden and Pet Co. Class A....................  2,700     20,358
   *Chiquita Brands International, Inc....................  3,325     40,166
   #Clorox Co. (The)......................................  1,577    135,527
   #Coca-Cola Bottling Co. Consolidated...................    556     35,506
    Coca-Cola Co. (The)................................... 22,900    917,832
    Coca-Cola Enterprises, Inc............................ 10,800    405,432
    Colgate-Palmolive Co..................................  5,371    321,562
    ConAgra Foods, Inc.................................... 15,379    556,874
    Costco Wholesale Corp.................................  3,227    378,495
    CVS Caremark Corp..................................... 31,331  1,926,543
   *Darling International, Inc............................ 11,839    240,332
   *Dean Foods Co.........................................  9,089     99,070
  #*Diamond Foods, Inc....................................  1,200     24,468
   *Dole Food Co., Inc....................................  6,460     83,334
    Dr Pepper Snapple Group, Inc..........................  2,314    108,156
  #*Elizabeth Arden, Inc..................................  2,188     89,839
    Energizer Holdings, Inc...............................  3,067    312,221
   #Estee Lauder Cos., Inc. (The) Class A.................  1,200     78,780
   *Farmer Bros Co........................................  1,692     26,954
    Flowers Foods, Inc....................................  6,596    151,433
   #Fresh Del Monte Produce, Inc..........................  4,360    122,472
  #*Fresh Market, Inc. (The)..............................  1,100     58,058
    General Mills, Inc....................................  4,689    243,828
  #*Green Mountain Coffee Roasters, Inc...................  1,879    145,021
  #*Hain Celestial Group, Inc. (The)......................  3,100    226,176
    Harris Teeter Supermarkets, Inc.......................  4,779    235,031
   #Herbalife, Ltd........................................  1,000     65,500
   #Hillshire Brands Co...................................  2,816     99,151
    Hormel Foods Corp.....................................  2,636    111,635
    Ingles Markets, Inc. Class A..........................    871     24,789
    Ingredion, Inc........................................  4,400    295,680
   #Inter Parfums, Inc....................................  3,000     98,940
    J&J Snack Foods Corp..................................  1,284    102,309
   #JM Smucker Co. (The)..................................  4,049    455,593
    John B Sanfilippo & Son, Inc..........................    600     12,948
    Kellogg Co............................................  1,200     79,488
    Kimberly-Clark Corp...................................  1,973    194,932
    Kraft Foods Group, Inc................................  5,768    326,353
   #Kroger Co. (The)......................................  3,700    145,299
   #Lancaster Colony Corp.................................  1,929    160,165
   #Lifeway Foods, Inc....................................    300      5,304
   *Mannatech, Inc........................................     40        534
   #McCormick & Co., Inc. (579780107).....................     90      6,266
   #McCormick & Co., Inc. (579780206).....................  1,351     96,745
   #Mead Johnson Nutrition Co.............................  1,483    108,022
   *Medifast, Inc.........................................  1,158     31,660
    Mondelez International, Inc. Class A.................. 43,903  1,372,847
  #*Monster Beverage Corp.................................  2,029    123,749

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Staples -- (Continued)
    Nash Finch Co.........................................    700 $    16,415
   #National Beverage Corp................................  1,434      25,497
    Nu Skin Enterprises, Inc. Class A.....................    900      75,276
   #Nutraceutical International Corp......................    500      11,110
    Oil-Dri Corp. of America..............................    300       9,558
  #*Omega Protein Corp....................................  1,690      14,145
   #Orchids Paper Products Co.............................     98       2,658
   *Overhill Farms, Inc...................................    900       4,482
   *Pantry, Inc. (The)....................................  1,645      20,480
    PepsiCo, Inc.......................................... 11,939     997,384
   *Pilgrim's Pride Corp..................................  8,940     148,583
  #*Post Holdings, Inc....................................  3,056     141,768
   *Prestige Brands Holdings, Inc.........................  3,402     115,362
   #Pricesmart, Inc.......................................    500      45,515
    Procter & Gamble Co. (The)............................ 36,223   2,908,707
   *Revlon, Inc. Class A..................................  2,472      62,022
   *Rite Aid Corp......................................... 19,981      59,943
    Rocky Mountain Chocolate Factory, Inc.................    400       5,336
   #Safeway, Inc.......................................... 10,718     276,417
   #Sanderson Farms, Inc..................................  1,600     113,024
  #*Seneca Foods Corp. Class A............................    600      21,090
  #*Smithfield Foods, Inc................................. 11,943     396,508
   #Snyders-Lance, Inc....................................  5,772     182,684
    Spartan Stores, Inc...................................  1,560      30,685
    Spectrum Brands Holdings, Inc.........................  4,780     269,688
  #*Susser Holdings Corp..................................  2,380     123,094
   #Sysco Corp............................................  4,394     151,637
   #Tootsie Roll Industries, Inc..........................  2,314      78,352
   *TreeHouse Foods, Inc..................................  3,372     239,378
    Tyson Foods, Inc. Class A............................. 15,018     414,797
  #*United Natural Foods, Inc.............................  2,500     146,500
  #*USANA Health Sciences, Inc............................  1,200      99,144
    Village Super Market, Inc. Class A....................    548      20,194
    Walgreen Co........................................... 13,704     688,626
    WD-40 Co..............................................    900      51,759
   #Weis Markets, Inc.....................................  1,778      89,291
   *WhiteWave Foods Co. Class A...........................  1,737      32,465
   *WhiteWave Foods Co. Class B...........................  2,473      45,701
   #Whole Foods Market, Inc...............................  1,800     100,044
                                                                  -----------
Total Consumer Staples....................................         20,607,398
                                                                  -----------
Energy -- (10.5%)
   #Adams Resources & Energy, Inc.........................    317      21,198
   #Alon USA Energy, Inc..................................  4,953      67,658
  #*Alpha Natural Resources, Inc.......................... 14,527      79,027
    Anadarko Petroleum Corp............................... 16,242   1,437,742
    Apache Corp...........................................  8,922     715,991
  #*Approach Resources, Inc...............................  1,880      49,801
   #Arch Coal, Inc........................................  5,856      22,838
   *Atwood Oceanics, Inc..................................  5,597     315,335
    Baker Hughes, Inc..................................... 11,739     556,781
  #*Basic Energy Services, Inc............................  3,797      43,438
    Berry Petroleum Co. Class A...........................  2,865     116,176

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
  #*Bill Barrett Corp.....................................   3,669 $    82,259
   #Bolt Technology Corp..................................     600      10,878
   *Bonanza Creek Energy, Inc.............................   3,534     143,975
  #*BPZ Resources, Inc....................................   8,963      21,601
    Bristow Group, Inc....................................   2,743     186,551
  #*C&J Energy Services, Inc..............................   4,789      92,667
    Cabot Oil & Gas Corp..................................   2,600     197,132
  #*Cal Dive International, Inc...........................   1,016       1,991
  #*Callon Petroleum Co...................................   3,100      12,400
   *Cameron International Corp............................   3,800     225,340
   #CARBO Ceramics, Inc...................................   2,000     175,720
  #*Carrizo Oil & Gas, Inc................................   4,245     134,439
   *Cheniere Energy, Inc..................................   5,300     151,421
   #Chesapeake Energy Corp................................  34,993     815,337
    Chevron Corp..........................................  48,078   6,052,539
    Cimarex Energy Co.....................................   4,336     331,401
   *Clayton Williams Energy, Inc..........................     900      51,237
  #*Clean Energy Fuels Corp...............................   6,207      80,132
  #*Cloud Peak Energy, Inc................................   5,067      81,224
   *Cobalt International Energy, Inc......................   3,855     111,217
   #Comstock Resources, Inc...............................   4,683      78,534
  #*Concho Resources, Inc.................................   2,628     235,705
   #ConocoPhillips........................................  30,244   1,961,626
   #CONSOL Energy, Inc....................................   7,900     245,137
    Contango Oil & Gas Co.................................     826      31,933
  #*Continental Resources, Inc............................     400      36,920
    Core Laboratories NV..................................     500      74,800
   *Crimson Exploration, Inc..............................   3,320      10,657
    Crosstex Energy, Inc..................................   3,227      64,830
   *Dawson Geophysical Co.................................     600      21,648
   #Delek US Holdings, Inc................................   5,286     159,902
  #*Denbury Resources, Inc................................  18,784     328,720
    Devon Energy Corp.....................................  10,148     558,242
   #Diamond Offshore Drilling, Inc........................   4,336     292,420
  #*Double Eagle Petroleum Co.............................     600       2,094
   *Dresser-Rand Group, Inc...............................   1,722     104,818
   *Dril-Quip, Inc........................................   1,546     140,547
  #*Emerald Oil, Inc......................................   1,482      10,670
  #*Endeavour International Corp..........................   2,609      11,114
    Energen Corp..........................................   1,996     119,540
   #Energy XXI Bermuda, Ltd...............................   4,432     118,999
   *ENGlobal Corp.........................................   1,300       1,266
    EOG Resources, Inc....................................   6,322     919,788
   *EPL Oil & Gas, Inc....................................   3,569     114,779
   #EQT Corp..............................................   1,923     166,340
  #*Era Group, Inc........................................   1,688      41,170
   *Evolution Petroleum Corp..............................     900      11,133
  #*Exterran Holdings, Inc................................   6,071     192,754
    Exxon Mobil Corp...................................... 113,608  10,650,750
   *FieldPoint Petroleum Corp.............................     100         424
   *FMC Technologies, Inc.................................   3,171     169,014
  #*Geospace Technologies Corp............................     600      44,646
  #*Gevo, Inc.............................................     415         764

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Energy -- (Continued)
  #*Global Geophysical Services, Inc......................  2,129 $    9,346
  #*Green Plains Renewable Energy, Inc....................  2,274     37,657
   *Gulf Coast Ultra Deep Royalty Trust................... 12,505     26,261
    Gulf Island Fabrication, Inc..........................  1,358     33,583
   #Gulfmark Offshore, Inc. Class A.......................  1,928     94,954
   *Gulfport Energy Corp..................................  3,229    171,783
  #*Halcon Resources Corp................................. 24,970    136,836
    Halliburton Co........................................ 14,716    665,016
  #*Harvest Natural Resources, Inc........................  4,100     16,892
   *Helix Energy Solutions Group, Inc.....................  9,213    233,734
   #Helmerich & Payne, Inc................................  5,370    339,384
   *Hercules Offshore, Inc................................ 13,737     94,785
    Hess Corp.............................................  7,612    566,790
    HollyFrontier Corp.................................... 10,348    471,351
  #*Hornbeck Offshore Services, Inc.......................  2,781    147,254
  #*ION Geophysical Corp.................................. 10,968     67,453
  #*James River Coal Co...................................  1,300      2,574
  #*Key Energy Services, Inc..............................  8,901     56,432
    Kinder Morgan, Inc.................................... 15,250    575,840
  #*Kodiak Oil & Gas Corp................................. 14,996    145,611
   *Laredo Petroleum Holdings, Inc........................    475     10,407
  #*Magnum Hunter Resources Corp..........................  7,316     28,020
    Marathon Oil Corp..................................... 16,144    586,996
    Marathon Petroleum Corp...............................  9,302    682,116
   *Matador Resources Co..................................  1,665     21,812
   *Matrix Service Co.....................................  2,700     42,795
  #*McDermott International, Inc.......................... 15,569    134,672
   *Mitcham Industries, Inc...............................    900     15,237
    Murphy Oil Corp....................................... 10,185    689,728
   #Nabors Industries, Ltd................................ 18,389    283,007
    National Oilwell Varco, Inc........................... 10,918    766,116
   *Natural Gas Services Group, Inc.......................  1,108     26,980
  #*Newfield Exploration Co...............................  7,284    179,186
  #*Newpark Resources, Inc................................  8,026     91,817
    Noble Corp............................................ 12,988    496,142
   #Noble Energy, Inc..................................... 11,398    712,261
   #Nordic American Tankers, Ltd..........................    168      1,593
  #*Northern Oil and Gas, Inc.............................  2,700     35,667
  #*Nuverra Environmental Solutions, Inc.................. 13,524     39,896
   *Oasis Petroleum, Inc..................................  3,156    132,678
    Occidental Petroleum Corp............................. 21,140  1,882,517
    Oceaneering International, Inc........................  1,148     93,091
   *Oil States International, Inc.........................  2,554    248,325
  #*Overseas Shipholding Group, Inc.......................  1,675      6,784
    Panhandle Oil and Gas, Inc. Class A...................    600     17,856
   *Parker Drilling Co....................................  7,482     45,416
    Patterson-UTI Energy, Inc............................. 12,755    252,166
  #*PDC Energy, Inc.......................................  2,735    150,835
    Peabody Energy Corp................................... 13,163    217,979
  #*Penn Virginia Corp....................................  4,549     22,927
   *PetroQuest Energy, Inc................................  5,703     25,664
  #*PHI, Inc..............................................    908     31,962
    Phillips 66........................................... 17,282  1,062,843

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Energy -- (Continued)
   *Pioneer Energy Services Corp..........................  5,857 $    39,711
   #Pioneer Natural Resources Co..........................  3,405     526,958
  #*PostRock Energy Corp..................................    100         184
    QEP Resources, Inc....................................  8,093     246,756
   #Range Resources Corp..................................  1,930     152,663
   *Renewable Energy Group, Inc...........................    735      11,451
    Rentech, Inc..........................................  5,699      12,196
  #*Rex Energy Corp.......................................  4,742      90,999
  #*RigNet, Inc...........................................  1,558      42,533
   *Rosetta Resources, Inc................................  3,594     163,922
  #*Rowan Cos. P.L.C. Class A.............................  9,249     317,703
   #RPC, Inc..............................................  8,850     126,732
  #*SandRidge Energy, Inc................................. 23,137     125,403
    SEACOR Holdings, Inc..................................  1,688     147,801
    SemGroup Corp. Class A................................  4,251     239,926
   #Ship Finance International, Ltd.......................  6,632     106,709
    SM Energy Co..........................................  4,655     319,938
   *Southwestern Energy Co................................  9,796     379,987
   #Spectra Energy Corp...................................  4,483     161,343
  #*Stone Energy Corp.....................................  4,161     101,362
   *Superior Energy Services, Inc......................... 13,677     350,405
  #*Swift Energy Co.......................................  2,735      34,844
  #*Synergy Resources Corp................................  5,574      43,199
    Targa Resources Corp..................................  1,400      95,438
   #Teekay Corp...........................................  5,211     206,720
   *Tesco Corp............................................  2,624      34,742
    Tesoro Corp...........................................  7,560     429,786
   *TETRA Technologies, Inc...............................  7,249      73,360
    TGC Industries, Inc...................................  1,518      13,617
    Tidewater, Inc........................................  3,471     204,754
    Transocean, Ltd.......................................  8,707     410,622
   *Triangle Petroleum Corp...............................  1,767      12,546
  #*Ultra Petroleum Corp..................................  4,272      92,489
   *Unit Corp.............................................  4,107     185,144
  #*Uranium Energy Corp...................................    866       2,000
  #*USEC, Inc.............................................    184       3,608
  #*Vaalco Energy, Inc....................................  4,700      29,140
    Valero Energy Corp.................................... 14,251     509,758
   #W&T Offshore, Inc.....................................  5,630      91,713
  #*Warren Resources, Inc.................................  5,300      15,211
  #*Weatherford International, Ltd........................ 37,732     526,739
   #Western Refining, Inc.................................  7,565     227,933
   *Westmoreland Coal Co..................................    100       1,277
   *Whiting Petroleum Corp................................  5,729     294,872
   *Willbros Group, Inc...................................  4,078      29,280
   #Williams Cos., Inc. (The).............................  6,702     229,007
   #World Fuel Services Corp..............................  6,100     236,314
  #*WPX Energy, Inc....................................... 10,818     207,814
                                                                  -----------
Total Energy..............................................         50,142,766
                                                                  -----------
Financials -- (19.3%)
   #1st Source Corp.......................................  1,800      49,104
   #1st United Bancorp Inc/Boca Raton.....................  1,593      12,394

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    ACE, Ltd..............................................   8,473 $  774,263
  #*Affiliated Managers Group, Inc........................   2,100    378,735
    Aflac, Inc............................................  11,653    718,757
  #*Alexander & Baldwin, Inc..............................   3,817    169,055
  #*Alleghany Corp........................................     903    364,704
    Allied World Assurance Co. Holdings AG................   2,911    275,526
    Allstate Corp. (The)..................................  12,654    645,101
  #*Altisource Asset Management Corp......................      75     25,200
  #*Altisource Portfolio Solutions SA.....................     756     93,222
  #*Altisource Residential Corp...........................     252      4,831
   *American Capital, Ltd.................................  26,965    368,342
   #American Equity Investment Life Holding Co............   4,529     82,428
    American Express Co...................................   7,300    538,521
    American Financial Group, Inc.........................   7,928    409,798
   *American International Group, Inc.....................  40,552  1,845,522
    American National Insurance Co........................   1,942    218,475
   *American Safety Insurance Holdings, Ltd...............     782     23,429
    Ameriprise Financial, Inc.............................   6,445    573,605
   *Ameris Bancorp........................................   1,761     33,899
    AMERISAFE, Inc........................................   1,338     47,807
   #AmeriServ Financial, Inc..............................     300        891
   #Amtrust Financial Services, Inc.......................   5,776    240,455
    Aon P.L.C.............................................   3,700    249,750
  #*Arch Capital Group, Ltd...............................   6,831    369,899
    Argo Group International Holdings, Ltd................   1,925     85,951
   #Arrow Financial Corp..................................     873     22,995
    Arthur J Gallagher & Co...............................   4,972    220,657
   #Aspen Insurance Holdings, Ltd.........................   4,935    185,013
   #Associated Banc-Corp..................................  12,191    206,516
   #Assurant, Inc.........................................   7,350    398,076
    Assured Guaranty, Ltd.................................  14,403    311,681
    Asta Funding, Inc.....................................     707      6,229
   #Astoria Financial Corp................................   7,506     91,573
  #*Atlanticus Holdings Corp..............................     886      3,367
   *AV Homes, Inc.........................................     800     12,920
   #Axis Capital Holdings, Ltd............................   6,290    273,992
   #Baldwin & Lyons, Inc. Class B.........................     900     24,039
   #Banc of California, Inc...............................     500      7,360
   #Bancfirst Corp........................................     940     49,143
   *Bancorp, Inc..........................................   2,500     37,500
   #BancorpSouth, Inc.....................................   8,990    176,653
    Bank Mutual Corp......................................   3,171     19,692
    Bank of America Corp.................................. 311,564  4,548,834
    Bank of Commerce Holdings.............................     300      1,584
   #Bank of Hawaii Corp...................................   4,232    235,468
    Bank of New York Mellon Corp. (The)...................  30,734    966,584
    Bank of the Ozarks, Inc...............................   2,389    114,146
   #BankFinancial Corp....................................   1,124      9,666
    BankUnited, Inc.......................................   7,941    240,136
    Banner Corp...........................................   1,738     64,445
    Bar Harbor Bankshares.................................      27      1,060
   #BB&T Corp.............................................  18,673    666,439
    BBCN Bancorp, Inc.....................................   7,097    103,687

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
   *Beneficial Mutual Bancorp, Inc........................  5,210 $   44,910
  #*Berkshire Hathaway, Inc. Class B...................... 11,245  1,302,958
    Berkshire Hills Bancorp, Inc..........................  1,648     43,013
   #BGC Partners, Inc. Class A............................ 11,384     71,492
   #BlackRock, Inc........................................  3,288    927,084
  #*BofI Holding, Inc.....................................    900     48,825
   #BOK Financial Corp....................................  3,080    205,405
    Boston Private Financial Holdings, Inc................  6,453     71,306
    Brookline Bancorp, Inc................................  5,953     58,697
    Brown & Brown, Inc.................................... 11,540    380,705
    Bryn Mawr Bank Corp...................................  1,000     27,960
   #Calamos Asset Management, Inc. Class A................  1,542     16,422
   #Camden National Corp..................................    553     21,517
    Cape Bancorp, Inc.....................................    300      2,814
   *Capital Bank Financial Corp. Class A..................     64      1,222
   *Capital City Bank Group, Inc..........................    900     11,268
    Capital One Financial Corp............................ 15,199  1,049,035
    Capital Southwest Corp................................    100     14,498
    CapitalSource, Inc.................................... 18,722    226,536
    Capitol Federal Financial, Inc........................ 14,138    178,280
    Cardinal Financial Corp...............................  2,617     42,814
   #Cash America International, Inc.......................  2,741    115,122
   #Cathay General Bancorp................................  7,725    183,546
    CBOE Holdings, Inc....................................  1,603     80,310
  #*CBRE Group, Inc. Class A..............................  3,700     85,729
    Center Bancorp, Inc...................................    980     14,769
    Centerstate Banks, Inc................................  1,997     19,690
  #*Central Pacific Financial Corp........................  2,177     40,470
    Charles Schwab Corp. (The)............................ 14,375    317,544
    Chemical Financial Corp...............................  2,028     60,556
   #Chubb Corp. (The).....................................  8,226    711,549
   #Cincinnati Financial Corp.............................  8,379    410,571
   *CIT Group, Inc........................................ 10,353    518,789
    Citigroup, Inc........................................ 82,292  4,290,705
   #Citizens Holding Co...................................    160      2,840
  #*Citizens, Inc.........................................  3,580     25,561
    City Holding Co.......................................  1,300     57,538
   #City National Corp....................................  4,076    283,404
   #Clifton Savings Bancorp, Inc..........................  1,500     18,675
    CME Group, Inc........................................  8,053    595,761
    CNA Financial Corp....................................  2,259     80,217
   #CNB Financial Corp....................................    590     10,549
    CNO Financial Group, Inc.............................. 17,267    246,573
   #CoBiz Financial, Inc..................................  3,215     32,279
   #Cohen & Steers, Inc...................................    914     31,414
    Columbia Banking System, Inc..........................  4,201    104,941
    Comerica, Inc.........................................  9,504    404,300
   #Commerce Bancshares, Inc..............................  8,308    379,094
   #Community Bank System, Inc............................  3,509    117,692
   *Community Bankers Trust Corp..........................    100        386
   #Community Trust Bancorp, Inc..........................  1,298     51,725
   #Consolidated-Tomoka Land Co...........................    300     11,655
   *Consumer Portfolio Services, Inc......................  1,096      7,124

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
    Corrections Corp. of America..........................  7,364 $243,380
  #*Cowen Group, Inc. Class A.............................  4,766   15,394
   #Crawford & Co. Class A................................    900    5,931
   #Crawford & Co. Class B................................  1,100    8,646
   *Credit Acceptance Corp................................    737   82,905
   #Cullen/Frost Bankers, Inc.............................  5,496  395,932
   #CVB Financial Corp....................................  7,272   95,190
  #*DFC Global Corp.......................................  4,301   66,622
   #Diamond Hill Investment Group, Inc....................     60    6,212
    Dime Community Bancshares, Inc........................  2,985   52,387
    Discover Financial Services...........................  6,317  312,755
    Donegal Group, Inc. Class A...........................  1,577   21,684
  #*Doral Financial Corp..................................    120    2,881
  #*E*TRADE Financial Corp................................ 26,518  395,118
   #East West Bancorp, Inc................................ 13,183  406,432
    Eastern Insurance Holdings, Inc.......................    255    4,980
   #Eaton Vance Corp......................................  2,058   83,287
  #*eHealth, Inc..........................................  1,477   45,403
    EMC Insurance Group, Inc..............................    651   18,879
    Employers Holdings, Inc...............................  2,463   64,752
  #*Encore Capital Group, Inc.............................  2,316   90,000
   #Endurance Specialty Holdings, Ltd.....................  3,755  197,626
  #*Enstar Group, Ltd.....................................  1,015  145,835
    Enterprise Financial Services Corp....................  1,162   21,532
    Erie Indemnity Co. Class A............................  1,500  120,555
   #ESB Financial Corp....................................    498    6,529
    ESSA Bancorp, Inc.....................................    800    9,080
   #Evercore Partners, Inc. Class A.......................  2,800  132,776
   #Everest Re Group, Ltd.................................  2,884  385,101
   *Ezcorp, Inc. Class A..................................  3,136   56,699
    FBL Financial Group, Inc. Class A.....................  1,900   84,037
    Federal Agricultural Mortgage Corp. Class C...........    600   18,654
   #Federated Investors, Inc. Class B.....................  5,290  153,569
   #Fidelity National Financial, Inc. Class A............. 11,637  284,874
   #Fidelity Southern Corp................................    663   10,235
    Fifth Third Bancorp................................... 30,337  583,381
    Financial Institutions, Inc...........................    944   19,003
  #*First Acceptance Corp.................................    900    1,656
   #First American Financial Corp.........................  9,336  212,207
  #*First BanCorp.........................................  4,411   33,215
   #First Bancorp.........................................  1,100   17,413
    First Bancorp, Inc....................................    181    3,240
    First Busey Corp......................................  6,162   30,748
  #*First Cash Financial Services, Inc....................  2,237  119,456
    First Citizens BancShares, Inc. Class A...............    337   70,601
   #First Commonwealth Financial Corp.....................  8,831   66,321
    First Community Bancshares, Inc.......................  1,200   19,152
    First Connecticut Bancorp Inc/Farmington..............    711   10,665
    First Defiance Financial Corp.........................    674   17,794
   #First Financial Bancorp...............................  5,027   80,985
   #First Financial Bankshares, Inc.......................  2,292  141,302
    First Financial Corp..................................  1,038   34,420
   #First Financial Holdings, Inc.........................  1,572   87,141

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
   #First Financial Northwest, Inc........................  1,000 $   10,660
   #First Horizon National Corp........................... 20,764    256,020
    First Interstate Bancsystem, Inc......................    877     20,671
  #*First Marblehead Corp. (The)..........................    300        510
    First Merchants Corp..................................  2,666     49,908
    First Midwest Bancorp, Inc............................  5,025     76,732
    First Niagara Financial Group, Inc.................... 32,449    346,880
   #First Republic Bank...................................  4,611    199,149
   *First South Bancorp, Inc..............................    100        657
    FirstMerit Corp....................................... 11,254    252,315
   #Flushing Financial Corp...............................  2,159     40,935
   #FNB Corp.............................................. 13,369    168,984
   *Forest City Enterprises, Inc. Class A................. 15,624    273,732
   *Forestar Group, Inc...................................  3,415     73,798
    Fox Chase Bancorp, Inc................................    906     15,873
   #Franklin Resources, Inc...............................  4,080    199,430
   #Fulton Financial Corp................................. 20,201    254,331
   #FXCM, Inc. Class A....................................  3,568     58,872
   #Gain Capital Holdings, Inc............................     56        305
    GAMCO Investors, Inc. Class A.........................    400     22,564
   *Genworth Financial, Inc. Class A...................... 30,352    394,272
    Geo Group, Inc. (The).................................  5,621    195,161
   #German American Bancorp, Inc..........................  1,018     28,168
    GFI Group, Inc........................................  9,133     36,532
   #Glacier Bancorp, Inc..................................  6,584    160,255
   *Global Indemnity P.L.C................................  1,457     37,853
    Goldman Sachs Group, Inc. (The)....................... 10,947  1,795,636
    Great Southern Bancorp, Inc...........................    967     28,236
  #*Green Dot Corp. Class A...............................  1,377     32,057
   #Greenhill & Co., Inc..................................  1,209     60,861
  #*Greenlight Capital Re, Ltd. Class A...................  2,800     74,032
    Guaranty Bancorp......................................    260      3,260
   *Hallmark Financial Services, Inc......................  1,226     11,978
    Hancock Holding Co....................................  5,990    196,232
   *Hanmi Financial Corp..................................  2,521     42,857
   #Hanover Insurance Group, Inc. (The)...................  3,761    202,455
   *Harris & Harris Group, Inc............................  1,900      5,928
   #Hartford Financial Services Group, Inc................ 25,028    772,364
    HCC Insurance Holdings, Inc...........................  8,986    400,147
   #HCI Group, Inc........................................  1,045     38,142
    Heartland Financial USA, Inc..........................  1,412     39,536
   *Heritage Commerce Corp................................  1,500     11,025
    Heritage Financial Corp...............................    916     14,555
    Heritage Financial Group, Inc.........................    299      5,723
    HFF, Inc. Class A.....................................  2,015     42,315
   *Hilltop Holdings, Inc.................................  6,219    105,910
   *Home Bancorp, Inc.....................................    500      9,125
   #Home BancShares, Inc..................................  5,438    148,566
    Home Federal Bancorp, Inc.............................  1,034     14,497
   #HopFed Bancorp, Inc...................................      6         67
   #Horace Mann Educators Corp............................  3,333     94,457
   #Horizon Bancorp.......................................    450     10,787
   *Howard Hughes Corp. (The).............................  3,700    404,077

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Hudson City Bancorp, Inc..............................  25,524 $  244,009
   #Hudson Valley Holding Corp............................     983     20,368
    Huntington Bancshares, Inc............................  41,414    354,090
   #Iberiabank Corp.......................................   2,289    134,593
   *ICG Group, Inc........................................   3,148     38,185
  #*Imperial Holdings, Inc................................      33        245
   #Independence Holding Co...............................     330      4,630
   #Independent Bank Corp. (453836108)....................   1,794     66,809
  #*Independent Bank Corp. (453838609)....................      40        312
    Interactive Brokers Group, Inc. Class A...............   4,666     75,589
  #*IntercontinentalExchange, Inc.........................   2,943    536,950
    International Bancshares Corp.........................   4,874    118,000
  #*Intervest Bancshares Corp. Class A....................     850      6,290
  #*INTL. FCStone, Inc....................................   1,274     23,582
    Invesco, Ltd..........................................  20,809    669,842
   *Investment Technology Group, Inc......................   2,400     34,104
    Investors Bancorp, Inc................................   8,659    192,230
   #Janus Capital Group, Inc..............................  18,711    175,322
    JMP Group, Inc........................................   1,310      9,301
    Jones Lang LaSalle, Inc...............................   3,267    297,395
    JPMorgan Chase & Co................................... 102,043  5,686,856
   *KCG Holdings, Inc. Class A............................     647      5,965
  #*Kearny Financial Corp.................................   2,195     22,740
    Kemper Corp...........................................   4,518    157,904
   #Kennedy-Wilson Holdings, Inc..........................   7,113    121,632
   #KeyCorp...............................................  48,505    596,126
   #Lakeland Bancorp, Inc.................................   2,052     23,064
    Lakeland Financial Corp...............................   1,146     36,156
   #Legg Mason, Inc.......................................  11,042    379,734
   #Life Partners Holdings, Inc...........................   1,000      2,620
   #Lincoln National Corp.................................  14,600    608,382
    LNB Bancorp, Inc......................................     500      4,540
   #Loews Corp............................................   8,609    392,140
  #*Louisiana Bancorp Inc/Metaire.........................     100      1,822
    LPL Financial Holdings, Inc...........................   4,601    175,114
   #M&T Bank Corp.........................................   7,257    848,053
  #*Macatawa Bank Corp....................................   1,400      7,266
   #Maiden Holdings, Ltd..................................   4,700     57,152
   #MainSource Financial Group, Inc.......................   1,400     20,244
    Manning & Napier, Inc.................................     562     10,088
   *Markel Corp...........................................     794    420,820
    MarketAxess Holdings, Inc.............................   2,293    118,548
    Marlin Business Services Corp.........................     680     15,558
    Marsh & McLennan Cos., Inc............................   3,978    166,559
   #MB Financial, Inc.....................................   5,262    151,440
  #*MBIA, Inc.............................................  17,052    230,202
   *MBT Financial Corp....................................     145        574
   #MCG Capital Corp......................................   6,000     32,940
    McGraw-Hill Cos., Inc. (The)..........................   1,140     70,520
   #Meadowbrook Insurance Group, Inc......................   2,627     19,939
    Medallion Financial Corp..............................   1,523     22,982
    Mercantile Bank Corp..................................     625     12,481
   #Merchants Bancshares, Inc.............................     444     13,782

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
    Mercury General Corp..................................  5,303 $  234,393
  #*Meridian Interstate Bancorp, Inc......................  1,162     23,775
   #MetLife, Inc.......................................... 24,991  1,210,064
   *Metro Bancorp, Inc....................................    900     19,674
  #*MGIC Investment Corp.................................. 12,754     97,441
   #MidSouth Bancorp, Inc.................................    600      9,780
   #Montpelier Re Holdings, Ltd...........................  4,472    120,789
    Moody's Corp..........................................  2,500    169,425
    Morgan Stanley........................................ 37,519  1,020,892
  #*MSCI, Inc.............................................  8,283    290,319
    NASDAQ OMX Group, Inc. (The)..........................  9,507    308,027
   #National Interstate Corp..............................  1,011     27,550
   #National Penn Bancshares, Inc......................... 15,874    171,280
   *Navigators Group, Inc. (The)..........................    900     52,164
   #NBT Bancorp, Inc......................................  3,211     72,472
    Nelnet, Inc. Class A..................................  3,237    125,855
   #New Hampshire Thrift Bancshares, Inc..................    300      4,191
   #New York Community Bancorp, Inc....................... 23,197    351,898
  #*NewBridge Bancorp.....................................    500      4,095
  #*NewStar Financial, Inc................................  3,876     59,690
    Nicholas Financial, Inc...............................     82      1,277
   #Northeast Community Bancorp, Inc......................    436      2,860
    Northern Trust Corp................................... 11,092    649,326
   #Northfield Bancorp, Inc...............................  5,307     62,198
    Northrim BanCorp, Inc.................................    400     10,208
   #Northwest Bancshares, Inc.............................  8,486    117,277
    NYSE Euronext......................................... 13,318    561,487
    OceanFirst Financial Corp.............................  1,430     24,424
   *Ocwen Financial Corp..................................  3,436    163,622
    OFG Bancorp...........................................  4,365     80,622
   #Old National Bancorp..................................  8,225    118,522
    Old Republic International Corp....................... 23,478    339,257
   *OmniAmerican Bancorp, Inc.............................    994     23,498
    OneBeacon Insurance Group, Ltd. Class A...............  2,219     32,176
   #Oppenheimer Holdings, Inc. Class A....................    900     17,244
    Oritani Financial Corp................................  3,800     61,788
    Pacific Continental Corp..............................  1,246     15,363
   #PacWest Bancorp.......................................  3,089    109,412
    Park National Corp....................................  1,052     83,003
   *Park Sterling Corp....................................  2,086     13,976
    PartnerRe, Ltd........................................  3,342    299,243
   #Peapack Gladstone Financial Corp......................     69      1,350
   #Penns Woods Bancorp, Inc..............................    229     10,520
   #People's United Financial, Inc........................ 28,485    427,275
   #Peoples Bancorp, Inc..................................    848     19,072
  #*PHH Corp..............................................  5,872    133,060
  #*Phoenix Cos., Inc. (The)..............................    193      8,235
  #*PICO Holdings, Inc....................................  1,698     37,169
  #*Pinnacle Financial Partners, Inc......................  2,328     66,301
   *Piper Jaffray Cos.....................................  1,000     33,550
    Platinum Underwriters Holdings, Ltd...................  2,634    153,009
    PNC Financial Services Group, Inc. (The).............. 13,826  1,051,467
   *Popular, Inc..........................................  8,062    265,240

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
  #*Portfolio Recovery Associates, Inc....................  1,406 $209,930
  #*Preferred Bank........................................  1,221   20,745
    Primerica, Inc........................................  5,346  219,400
   #Principal Financial Group, Inc........................ 15,031  651,744
   #PrivateBancorp, Inc...................................  6,629  156,378
    ProAssurance Corp.....................................  5,966  319,360
    Progressive Corp. (The)...............................  9,928  258,227
   #Prosperity Bancshares, Inc............................  4,936  291,323
    Protective Life Corp..................................  6,825  295,727
   #Provident Financial Holdings, Inc.....................    600   10,500
    Provident Financial Services, Inc.....................  4,366   77,671
   #Provident New York Bancorp............................  2,665   28,915
    Prudential Financial, Inc............................. 12,120  957,116
   #Pulaski Financial Corp................................    751    7,518
   #QC Holdings, Inc......................................    900    2,421
   #Radian Group, Inc..................................... 10,400  146,120
   #Raymond James Financial, Inc..........................  6,661  293,550
   #Regions Financial Corp................................ 72,311  723,833
   #Reinsurance Group of America, Inc.....................  6,455  439,521
   #RenaissanceRe Holdings, Ltd...........................  3,240  281,783
   #Renasant Corp.........................................  1,881   51,539
   #Republic Bancorp, Inc. Class A........................  1,292   33,812
  #*Republic First Bancorp, Inc...........................  1,200    4,032
   #Resource America, Inc. Class A........................    852    7,072
   *Riverview Bancorp, Inc................................    100      260
   #RLI Corp..............................................  1,838  151,709
    Rockville Financial, Inc..............................  2,137   27,995
   #Roma Financial Corp...................................  1,502   28,688
   #Ryman Hospitality Properties..........................  3,859  143,748
    S&T Bancorp, Inc......................................  2,253   55,153
  #*Safeguard Scientifics, Inc............................  1,663   24,862
   #Safety Insurance Group, Inc...........................  1,159   62,319
    Sandy Spring Bancorp, Inc.............................  1,810   44,236
    SEI Investments Co....................................  1,816   57,404
   #Selective Insurance Group, Inc........................  4,022   98,338
    SI Financial Group, Inc...............................    243    2,751
    Sierra Bancorp........................................    844   13,318
  #*Signature Bank........................................  3,863  353,658
   #Simmons First National Corp. Class A..................  1,400   38,290
    Simplicity Bancorp, Inc...............................    726   10,752
    SLM Corp.............................................. 16,850  416,363
   #Southside Bancshares, Inc.............................  1,492   37,285
  #*Southwest Bancorp, Inc................................  1,486   22,231
  #*St Joe Co. (The)......................................  4,685  106,256
    StanCorp Financial Group, Inc.........................  3,583  190,221
    State Auto Financial Corp.............................  2,212   44,904
    State Street Corp..................................... 13,558  944,586
    StellarOne Corp.......................................  1,714   36,303
    Sterling Bancorp......................................  1,909   25,867
    Stewart Information Services Corp.....................  1,852   57,282
  #*Stifel Financial Corp.................................  6,251  235,350
   *Suffolk Bancorp.......................................    658   11,943
   *Sun Bancorp, Inc......................................  4,675   15,521

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    SunTrust Banks, Inc...................................  14,040 $  488,452
   #Susquehanna Bancshares, Inc...........................  16,996    226,047
   *SVB Financial Group...................................   3,769    328,732
  #*SWS Group, Inc........................................     700      4,172
   #SY Bancorp, Inc.......................................   1,000     27,630
   #Symetra Financial Corp................................   5,281     94,952
   #Synovus Financial Corp................................  64,460    214,652
   #T Rowe Price Group, Inc...............................   1,300     97,812
   *Taylor Capital Group, Inc.............................   1,781     39,948
   #TCF Financial Corp....................................  11,444    174,407
   #TD Ameritrade Holding Corp............................  12,360    334,091
   *Tejon Ranch Co........................................   1,276     43,116
   #Territorial Bancorp, Inc..............................     900     20,466
  #*Texas Capital Bancshares, Inc.........................   2,927    133,149
    TF Financial Corp.....................................      39      1,058
   *TFS Financial Corp....................................  16,138    188,330
   #Thomas Properties Group, Inc..........................   4,550     25,753
    Tompkins Financial Corp...............................   1,233     55,645
   #Torchmark Corp........................................   4,534    322,277
   #Tower Group International, Ltd........................   3,613     79,016
    TowneBank.............................................   2,139     34,160
   #Travelers Cos., Inc. (The)............................   9,700    810,435
   #Tree.com, Inc.........................................     973     18,380
   #Trico Bancshares......................................   1,059     22,938
   #TrustCo Bank Corp.....................................   8,924     53,009
    Trustmark Corp........................................   5,914    159,501
    U.S. Bancorp..........................................  44,952  1,677,609
   #UMB Financial Corp....................................   3,963    236,987
   #Umpqua Holdings Corp..................................   8,401    141,473
   #Union First Market Bankshares Corp....................   1,764     38,984
   #United Bankshares, Inc................................   3,736    105,804
   *United Community Banks, Inc...........................   3,504     47,760
  #*United Community Financial Corp.......................   2,544     11,753
    United Financial Bancorp, Inc.........................   1,317     20,558
   #United Fire Group, Inc................................   1,591     41,382
  #*United Security Bancshares............................     358      1,527
   #Universal Insurance Holdings, Inc.....................   4,299     33,790
   #Univest Corp. of Pennsylvania.........................   1,300     26,377
    Unum Group............................................  15,320    484,725
    Validus Holdings, Ltd.................................   8,657    306,718
   #Valley National Bancorp...............................  14,262    147,612
   #ViewPoint Financial Group, Inc........................   3,195     68,916
   *Virginia Commerce Bancorp, Inc........................   2,465     37,049
  #*Virtus Investment Partners, Inc.......................     100     18,650
    Waddell & Reed Financial, Inc. Class A................   1,900     97,014
  #*Walker & Dunlop, Inc..................................   1,702     31,385
    Washington Banking Co.................................   1,187     17,271
   #Washington Federal, Inc...............................   7,333    159,493
   #Washington Trust Bancorp, Inc.........................   1,189     38,452
  #*Waterstone Financial, Inc.............................   1,300     14,144
    Webster Financial Corp................................   6,786    184,851
    Wells Fargo & Co...................................... 128,081  5,571,523
   #WesBanco, Inc.........................................   2,321     68,353

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Financials -- (Continued)
   #West BanCorp., Inc....................................    899 $    12,298
   #Westamerica BanCorp...................................  1,788      85,806
   *Western Alliance Bancorp..............................  6,834     121,167
   #Westfield Financial, Inc..............................  1,934      13,461
    Westwood Holdings Group, Inc..........................    360      17,906
   #Willis Group Holdings P.L.C...........................  5,006     214,257
   #Wilshire Bancorp, Inc.................................  6,648      58,436
   #Wintrust Financial Corp...............................  2,549     104,280
  #*World Acceptance Corp.................................  1,200      99,936
   #WR Berkley Corp.......................................  6,650     281,760
   #WSFS Financial Corp...................................    110       6,548
   #XL Group P.L.C........................................ 15,066     472,319
   *Yadkin Financial Corp.................................    166       2,588
   #Zions BanCorp......................................... 14,959     443,385
                                                                  -----------
Total Financials..........................................         92,101,781
                                                                  -----------
Health Care -- (2.3%)
   #Abaxis, Inc...........................................    500      21,050
  #*ABIOMED, Inc..........................................     79       1,981
  #*Accuray, Inc..........................................  5,614      34,863
  #*Albany Molecular Research, Inc........................  2,219      28,203
   *Alere, Inc............................................  7,200     240,480
  #*Align Technology, Inc.................................  1,994      85,822
   *Allscripts Healthcare Solutions, Inc.................. 13,412     212,044
    AmerisourceBergen Corp................................  3,300     192,291
    Analogic Corp.........................................  1,079      77,030
  #*AngioDynamics, Inc....................................  1,785      21,331
  #*Anika Therapeutics, Inc...............................    897      18,039
   *ArthroCare Corp.......................................  1,945      70,526
  #*athenahealth, Inc.....................................    848      94,934
    Atrion Corp...........................................    178      42,925
  #*Baxano Surgical, Inc..................................  1,149       2,286
   #Becton Dickinson and Co...............................    400      41,488
   *Boston Scientific Corp................................ 70,303     767,709
  #*Bovie Medical Corp....................................    200         600
  #*Bruker Corp...........................................  5,422      97,162
   *Cambrex Corp..........................................  3,800      55,670
    Cantel Medical Corp...................................  3,021      80,177
   #Cardinal Health, Inc..................................  4,278     214,285
   *CareFusion Corp....................................... 10,874     419,410
  #*Cepheid, Inc..........................................  1,468      51,189
  #*Cerner Corp...........................................  1,200      58,800
   *Charles River Laboratories International, Inc.........  4,195     191,040
  #*Codexis, Inc..........................................  2,200       5,390
    Computer Programs & Systems, Inc......................    397      22,129
   #CONMED Corp...........................................  2,606      85,477
  #*Covance, Inc..........................................  3,517     290,152
   #CR Bard, Inc..........................................    995     114,027
    CryoLife, Inc.........................................  1,842      13,041
  #*Cutera, Inc...........................................  1,041       9,942
   *Cyberonics, Inc.......................................  1,000      51,990
   *Cynosure, Inc. Class A................................  1,466      41,765
   #DENTSPLY International, Inc...........................  5,900     252,992

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Health Care -- (Continued)
   *Digirad Corp..........................................    600 $  1,476
  #*Edwards Lifesciences Corp.............................  1,400   99,932
   *Exactech, Inc.........................................    760   16,408
   *Greatbatch, Inc.......................................  1,800   68,040
  #*Haemonetics Corp......................................  3,784  159,760
  #*HealthStream, Inc.....................................    733   23,089
  #*Henry Schein, Inc.....................................  3,073  319,070
    Hill-Rom Holdings, Inc................................  6,318  234,208
   *Hologic, Inc.......................................... 14,790  335,733
   *ICU Medical, Inc......................................  1,365   97,857
  #*IDEXX Laboratories, Inc...............................    500   48,995
  #*Integra LifeSciences Holdings Corp....................  2,423   95,442
   *Intuitive Surgical, Inc...............................    200   77,600
    Invacare Corp.........................................  2,100   32,781
   #LeMaitre Vascular, Inc................................    800    5,512
  #*Luminex Corp..........................................  1,822   36,276
   #Masimo Corp...........................................  3,292   76,671
    McKesson Corp.........................................  1,688  207,050
   *MedAssets, Inc........................................  5,271  114,750
   *Medical Action Industries, Inc........................    700    6,433
   *Medidata Solutions, Inc...............................    924   85,498
   #Medtronic, Inc........................................ 16,000  883,840
   #Meridian Bioscience, Inc..............................  2,062   50,993
  #*Merit Medical Systems, Inc............................  3,300   43,362
  #*Mettler-Toledo International, Inc.....................    400   88,240
   *MWI Veterinary Supply, Inc............................    316   44,926
   *Natus Medical, Inc....................................  2,472   31,617
   *NuVasive, Inc.........................................  3,601   82,175
   *Omnicell, Inc.........................................  3,791   79,990
  #*OraSure Technologies, Inc.............................  1,425    6,313
  #*Orthofix International NV.............................  1,246   28,297
   #Owens & Minor, Inc....................................  4,744  170,594
  #*PAREXEL International Corp............................  2,213  109,433
   #Patterson Cos., Inc...................................  6,055  247,589
  #*PharMerica Corp.......................................  1,793   26,249
  #*PhotoMedex, Inc.......................................    413    6,575
   #Quality Systems, Inc..................................  3,331   76,180
   *Quidel Corp...........................................  1,711   45,803
   #ResMed, Inc...........................................  3,037  144,713
  #*Rochester Medical Corp................................    942   13,923
  #*RTI Biologics, Inc....................................  3,864   15,147
   *Sirona Dental Systems, Inc............................  3,126  220,696
  #*Solta Medical, Inc....................................  7,638   20,699
   *Spectranetics Corp....................................  1,700   30,634
   #St Jude Medical, Inc.................................. 10,752  563,297
  #*Staar Surgical Co.....................................    600    6,306
    STERIS Corp...........................................  4,281  192,731
    Stryker Corp..........................................  4,750  334,685
   *SurModics, Inc........................................    300    6,072
   *Symmetry Medical, Inc.................................  3,353   29,205
   #Teleflex, Inc.........................................  3,100  246,233
  #*Thoratec Corp.........................................  3,203  105,026
   *Tornier NV............................................    511    8,380

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Health Care -- (Continued)
   #Utah Medical Products, Inc............................    296 $    16,523
  #*Varian Medical Systems, Inc...........................  1,000      72,500
  #*Vascular Solutions, Inc...............................  2,112      34,130
  #*Waters Corp...........................................  1,300     131,222
    West Pharmaceutical Services, Inc.....................  2,811     207,339
   *Wright Medical Group, Inc.............................  3,960     108,583
   #Zimmer Holdings, Inc..................................  6,319     527,510
                                                                  -----------
Total Health Care.........................................         11,208,551
                                                                  -----------
Industrials -- (10.3%)
    3M Co.................................................  4,805     564,251
    AAON, Inc.............................................  2,880      62,122
    AAR Corp..............................................  3,317      80,404
    ABM Industries, Inc...................................  4,852     125,667
   #Acacia Research Corp..................................  4,008      91,463
  #*ACCO Brands Corp......................................  4,130      27,299
  #*Accuride Corp.........................................  1,372       7,848
    Aceto Corp............................................  2,579      40,026
   #Acorn Energy, Inc.....................................  1,200      10,416
    Actuant Corp. Class A.................................  5,651     199,537
   #Acuity Brands, Inc....................................  1,655     143,158
   #ADT Corp. (The).......................................  9,356     374,988
  #*Advisory Board Co. (The)..............................  1,000      58,690
   *AECOM Technology Corp.................................  9,552     323,813
  #*Aegion Corp...........................................  3,171      72,362
   #AGCO Corp.............................................  4,569     257,006
   *Air Transport Services Group, Inc.....................  4,074      27,214
    Aircastle, Ltd........................................  3,400      59,772
   #Alamo Group, Inc......................................    900      37,503
  #*Alaska Air Group, Inc.................................  5,900     360,903
   #Albany International Corp. Class A....................  2,600      89,726
    Allegiant Travel Co...................................  1,450     141,201
    Allied Motion Technologies, Inc.......................    400       2,872
   #Altra Holdings, Inc...................................  3,013      75,144
    AMERCO................................................  1,427     237,339
  #*Ameresco, Inc. Class A................................  1,816      16,598
   #American Railcar Industries, Inc......................  1,731      62,195
    American Science & Engineering, Inc...................    700      42,553
   *American Woodmark Corp................................  1,228      42,599
   #AMETEK, Inc...........................................  2,858     132,268
    Ampco-Pittsburgh Corp.................................    500       9,620
    AO Smith Corp.........................................  5,500     227,260
   #Apogee Enterprises, Inc...............................  2,835      75,865
   #Applied Industrial Technologies, Inc..................  3,412     177,970
   *ARC Document Solutions, Inc...........................  2,986      14,243
   #Argan, Inc............................................    831      13,171
   #Arkansas Best Corp....................................  1,800      39,060
  #*Armstrong World Industries, Inc.......................  1,710      85,637
   #Astec Industries, Inc.................................  1,783      62,405
   *Astronics Corp........................................    805      31,806
  #*Atlas Air Worldwide Holdings, Inc.....................  2,284     101,958
   #Avery Dennison Corp...................................  6,514     291,371
  #*Avis Budget Group, Inc................................ 10,622     336,080

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
    AZZ, Inc..............................................  2,433 $ 92,040
   *B/E Aerospace, Inc....................................  4,444  309,791
    Baltic Trading, Ltd...................................    800    3,008
   #Barnes Group, Inc.....................................  4,670  154,110
    Barrett Business Services, Inc........................    700   49,182
  #*Beacon Roofing Supply, Inc............................  4,820  196,608
   #Belden, Inc...........................................  4,262  249,796
   *Blount International, Inc.............................  2,344   30,894
   *BlueLinx Holdings, Inc................................  3,787    7,006
    Brady Corp. Class A...................................  4,124  137,205
   *Breeze-Eastern Corp...................................    497    4,590
   #Briggs & Stratton Corp................................  3,200   64,800
    Brink's Co. (The).....................................  3,353   89,626
  #*Builders FirstSource, Inc.............................  2,395   14,131
   *CAI International, Inc................................  1,816   38,118
    Carlisle Cos., Inc....................................  4,095  277,395
  #*Casella Waste Systems, Inc. Class A...................  1,900    9,063
  #*CBIZ, Inc.............................................  2,941   21,352
    CDI Corp..............................................  1,400   22,022
   #Ceco Environmental Corp...............................  1,152   15,391
   #Celadon Group, Inc....................................  2,400   48,264
   #CH Robinson Worldwide, Inc............................    700   41,734
  #*Chart Industries, Inc.................................  1,800  204,660
    Chicago Bridge & Iron Co. NV..........................  2,082  124,046
   #Cintas Corp...........................................  4,500  213,795
    CIRCOR International, Inc.............................  1,293   67,908
   #CLARCOR, Inc..........................................  1,441   79,226
  #*Clean Harbors, Inc....................................  1,400   79,016
    CNH Global NV.........................................    671   31,530
   #Coleman Cable, Inc....................................    600   13,038
   *Colfax Corp...........................................  7,826  415,326
   *Columbus McKinnon Corp................................  1,655   36,609
    Comfort Systems USA, Inc..............................  2,727   42,132
  #*Commercial Vehicle Group, Inc.........................  1,100    7,964
    Con-way, Inc..........................................  4,471  185,323
  #*Consolidated Graphics, Inc............................    800   42,872
    Copa Holdings SA Class A..............................    574   79,884
   *Copart, Inc...........................................  2,900   94,279
    Corporate Executive Board Co. (The)...................  1,100   74,173
   #Courier Corp..........................................    900   13,968
    Covanta Holding Corp.................................. 12,472  259,542
  #*Covenant Transportation Group, Inc. Class A...........    500    3,205
  #*CPI Aerostructures, Inc...............................    400    4,484
   *CRA International, Inc................................    600   11,484
    Crane Co..............................................  2,255  137,330
    CSX Corp.............................................. 33,531  831,904
    Cummins, Inc..........................................  1,200  145,428
    Curtiss-Wright Corp...................................  3,802  154,513
    Danaher Corp..........................................  7,510  505,723
   #Deere & Co............................................  2,000  166,140
   *Delta Air Lines, Inc.................................. 11,100  235,653
   #Deluxe Corp...........................................  4,032  165,352
  #*Dolan Co. (The).......................................  1,985    5,042

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
    Donaldson Co., Inc....................................  1,883 $   68,259
   #Douglas Dynamics, Inc.................................  1,694     24,343
    Dover Corp............................................  6,676    571,733
   *Ducommun, Inc.........................................    789     18,021
   #Dun & Bradstreet Corp. (The)..........................  1,341    138,968
  #*DXP Enterprises, Inc..................................  1,200     82,800
   *Dycom Industries, Inc.................................  2,496     66,094
   #Dynamic Materials Corp................................    900     17,451
  #*Eagle Bulk Shipping, Inc..............................     75        288
    Eastern Co. (The).....................................    312      5,217
    Eaton Corp. P.L.C..................................... 15,101  1,041,214
  #*Echo Global Logistics, Inc............................  1,178     25,645
    EMCOR Group, Inc......................................  5,809    239,796
    Emerson Electric Co...................................  5,619    344,838
    Encore Wire Corp......................................  1,816     75,745
  #*Energy Recovery, Inc..................................  3,500     15,295
  #*EnerNOC, Inc..........................................  3,307     51,655
   #EnerSys, Inc..........................................  4,945    261,689
  #*Engility Holdings, Inc................................    497     16,197
    Ennis, Inc............................................  1,743     32,298
  #*EnPro Industries, Inc.................................  1,800    102,294
   #Equifax, Inc..........................................  1,300     82,199
   #ESCO Technologies, Inc................................  1,814     62,819
   #Espey Manufacturing & Electronics Corp................    200      5,480
   #Expeditors International of Washington, Inc...........  1,230     49,594
    Exponent, Inc.........................................    900     59,508
    Fastenal Co...........................................  2,309    113,164
   *Federal Signal Corp...................................  4,281     41,526
    FedEx Corp............................................  9,578  1,015,268
  #*Flow International Corp...............................  3,772     14,560
    Flowserve Corp........................................    180     10,202
    Fluor Corp............................................  6,331    396,067
    Fortune Brands Home & Security, Inc...................  6,870    283,800
    Forward Air Corp......................................  2,076     75,919
   *Franklin Covey Co.....................................  1,096     17,689
   #Franklin Electric Co., Inc............................  4,521    168,452
   #FreightCar America, Inc...............................    900     16,389
   *Frozen Food Express Industries........................    100        209
  #*FTI Consulting, Inc...................................  2,930    109,172
   *Fuel Tech, Inc........................................  1,500      5,550
   *Furmanite Corp........................................  2,899     21,714
   #G&K Services, Inc. Class A............................  1,625     85,816
   #GATX Corp.............................................  3,852    174,033
  #*Genco Shipping & Trading, Ltd.........................  2,900      6,032
   #Generac Holdings, Inc.................................  2,918    126,495
   #General Cable Corp....................................  4,217    132,920
   *Genesee & Wyoming, Inc. Class A.......................  2,914    261,269
  #*Gibraltar Industries, Inc.............................  2,300     35,420
    Global Power Equipment Group, Inc.....................    800     14,464
  #*Goldfield Corp. (The).................................    600      1,290
   #Gorman-Rupp Co. (The).................................  1,406     48,830
   *GP Strategies Corp....................................  2,129     56,227
    Graco, Inc............................................  1,456    101,600

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
  #*GrafTech International, Ltd...........................  6,803 $ 51,159
    Graham Corp...........................................    700   22,883
   #Granite Construction, Inc.............................  3,119   94,350
   #Great Lakes Dredge & Dock Corp........................  6,473   49,777
  #*Greenbrier Cos., Inc..................................  2,478   56,672
   #Griffon Corp..........................................  5,226   62,189
   #H&E Equipment Services, Inc...........................  2,268   51,801
    Hardinge, Inc.........................................  1,051   16,627
    Harsco Corp...........................................  7,814  201,289
  #*Hawaiian Holdings, Inc................................  5,433   41,508
   #Heartland Express, Inc................................  7,600  111,872
   #HEICO Corp............................................  1,760   99,968
    HEICO Corp. Class A...................................  1,110   44,644
    Heidrick & Struggles International, Inc...............  1,162   17,872
  #*Heritage-Crystal Clean, Inc...........................     57      886
   #Herman Miller, Inc....................................  2,465   69,291
  #*Hertz Global Holdings, Inc............................ 14,500  371,345
   *Hexcel Corp...........................................  6,800  239,428
  #*Hill International, Inc...............................  2,600    8,164
   #HNI Corp..............................................  3,207  122,219
    Honeywell International, Inc..........................  5,969  495,308
   #Houston Wire & Cable Co...............................  1,200   17,796
  #*Hub Group, Inc. Class A...............................  2,492   95,319
   #Hubbell, Inc. Class A.................................    167   16,198
    Hubbell, Inc. Class B.................................    750   80,513
   *Hudson Global, Inc....................................  2,300    5,451
    Hurco Cos., Inc.......................................    500   14,250
   *Huron Consulting Group, Inc...........................  1,596   81,300
    Hyster-Yale Materials Handling, Inc...................  1,000   65,010
   *ICF International, Inc................................  1,396   46,612
    IDEX Corp.............................................  5,814  346,805
  #*IHS, Inc. Class A.....................................    700   76,846
  #*II-VI, Inc............................................  4,179   73,885
   #Illinois Tool Works, Inc..............................  5,172  372,591
    Ingersoll-Rand P.L.C..................................  3,909  238,644
  #*InnerWorkings, Inc....................................  3,312   38,684
   #Innovative Solutions & Support, Inc...................    400    3,084
    Insperity, Inc........................................  1,868   61,775
    Insteel Industries, Inc...............................  1,312   22,042
   *Integrated Electrical Services, Inc...................    260    1,531
   #Interface, Inc........................................  4,868   92,443
   #International Shipholding Corp........................    500   13,670
   #Intersections, Inc....................................  1,300   12,584
   #Iron Mountain, Inc....................................  2,044   56,823
   #ITT Corp..............................................  6,349  198,343
  #*Jacobs Engineering Group, Inc.........................  5,701  337,499
    JB Hunt Transport Services, Inc.......................  1,300   97,409
  #*JetBlue Airways Corp.................................. 21,645  141,558
    John Bean Technologies Corp...........................  1,711   40,568
   #Joy Global, Inc.......................................  3,530  174,735
    Kadant, Inc...........................................    500   16,370
   #Kaman Corp............................................  1,939   73,411
   #Kansas City Southern..................................  4,545  489,724

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
    KAR Auction Services, Inc.............................  8,173 $207,921
    Kaydon Corp...........................................  2,745   79,825
   #KBR, Inc..............................................  7,060  220,837
   #Kelly Services, Inc. Class A..........................  2,823   55,246
   #Kennametal, Inc.......................................  6,737  291,982
   *Key Technology, Inc...................................    200    2,896
   #Kforce, Inc...........................................  3,920   65,386
    Kimball International, Inc. Class B...................  2,971   32,651
  #*Kirby Corp............................................  5,156  435,476
   #Knight Transportation, Inc............................  6,967  118,230
    Knoll, Inc............................................  4,272   70,573
   *Korn/Ferry International..............................  3,862   75,425
    Landstar System, Inc..................................  1,000   54,060
    Lawson Products, Inc..................................    700    8,491
  #*Layne Christensen Co..................................  1,398   27,093
    LB Foster Co. Class A.................................    744   34,581
    Lennox International, Inc.............................  1,600  114,912
    Lincoln Electric Holdings, Inc........................  1,700  100,368
   #Lindsay Corp..........................................  1,207   90,646
  #*LMI Aerospace, Inc....................................    900   16,641
    LS Starrett Co. (The) Class A.........................    230    2,397
   #LSI Industries, Inc...................................  1,905   15,545
   *Lydall, Inc...........................................  1,100   17,116
   #Manitowoc Co., Inc. (The).............................  9,968  204,643
    Manpowergroup, Inc....................................  5,670  379,153
   #Marten Transport, Ltd.................................  2,334   40,051
   #Masco Corp............................................  6,131  125,808
  #*MasTec, Inc...........................................  7,832  258,456
   #Matson, Inc...........................................  3,461   98,016
   #McGrath RentCorp......................................  1,766   60,468
   *Meritor, Inc..........................................  3,677   29,894
   #Met-Pro Corp..........................................    900   12,285
   *Mfri, Inc.............................................    300    3,252
    Michael Baker Corp....................................    702   28,361
   *Middleby Corp.........................................    810  144,941
    Miller Industries, Inc................................    800   13,272
   #Mine Safety Appliances Co.............................  2,877  152,855
   *Mistras Group, Inc....................................  1,695   28,493
   *Mobile Mini, Inc......................................  4,479  154,570
   *Moog, Inc. Class A....................................  2,878  161,859
   *Moog, Inc. Class B....................................    262   14,832
   #MSC Industrial Direct Co., Inc. Class A...............    500   40,475
    Mueller Industries, Inc...............................  2,762  151,606
    Mueller Water Products, Inc. Class A.................. 15,409  119,266
   #Multi-Color Corp......................................    800   27,688
  #*MYR Group, Inc........................................  1,744   37,670
   *Navigant Consulting, Inc..............................  4,670   62,671
  #*Navistar International Corp...........................  1,784   60,924
  #*NCI Building Systems, Inc.............................    513    7,274
    Nielsen Holdings NV................................... 11,539  385,633
   #NL Industries, Inc....................................  2,000   22,180
   #NN, Inc...............................................  1,333   16,396
    Nordson Corp..........................................  1,100   79,376

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
    Norfolk Southern Corp.................................  8,800 $643,808
   *Northwest Pipe Co.....................................    665   19,817
  #*Ocean Power Technologies, Inc.........................    500      785
   *Old Dominion Freight Line, Inc........................  6,005  262,298
   *On Assignment, Inc....................................  5,256  160,466
   *Orbital Sciences Corp.................................  7,578  140,496
   *Orion Energy Systems, Inc.............................    900    3,096
   *Orion Marine Group, Inc...............................  1,535   19,295
  #*Owens Corning.........................................  6,210  245,233
   #PACCAR, Inc...........................................  4,419  248,657
  #*Pacer International, Inc..............................  2,700   16,713
    Pall Corp.............................................  1,300   90,948
    PAM Transportation Services, Inc......................    500    5,985
   *Park-Ohio Holdings Corp...............................  1,285   45,142
   #Parker Hannifin Corp..................................  6,367  657,584
  #*Patrick Industries, Inc...............................  1,039   25,882
   *Pendrell Corp.........................................  6,146   14,750
    Pentair, Ltd..........................................  8,367  511,056
   *PGT, Inc..............................................  4,678   46,780
   #Pike Electric Corp....................................  2,564   31,306
   #Pitney Bowes, Inc.....................................  4,285   70,745
  #*PMFG, Inc.............................................    999    7,592
  #*Polypore International, Inc...........................  3,141  131,891
  #*Powell Industries, Inc................................    901   44,329
   *PowerSecure International, Inc........................    984   16,020
   #Precision Castparts Corp..............................  1,900  421,268
    Preformed Line Products Co............................    322   23,490
    Primoris Services Corp................................  5,016  104,333
   *Quality Distribution, Inc.............................  1,489   15,724
   #Quanex Building Products Corp.........................  3,119   53,085
  #*Quanta Services, Inc.................................. 11,778  315,768
   #Raven Industries, Inc.................................  1,000   30,660
   *RBC Bearings, Inc.....................................  1,700   93,262
    RCM Technologies, Inc.................................    300    1,626
    Regal-Beloit Corp.....................................  3,437  222,305
  #*Republic Airways Holdings, Inc........................  4,503   61,826
    Republic Services, Inc................................ 13,431  455,445
    Resources Connection, Inc.............................  3,398   45,193
  #*Roadrunner Transportation Systems, Inc................  2,292   69,287
   #Robert Half International, Inc........................  2,000   74,480
   #Rockwell Automation, Inc..............................  1,945  188,373
   #Rollins, Inc..........................................  3,000   76,500
    Roper Industries, Inc.................................  3,633  457,613
  #*RPX Corp..............................................  4,500   78,480
   #RR Donnelley & Sons Co................................ 12,564  238,590
  #*Rush Enterprises, Inc. Class A........................  2,608   64,991
    Ryder System, Inc.....................................  4,507  278,713
   *Saia, Inc.............................................  2,095   62,724
    Schawk, Inc...........................................    308    4,244
  #*Sensata Technologies Holding NV.......................  1,533   57,610
    SIFCO Industries, Inc.................................    157    3,140
   #Simpson Manufacturing Co., Inc........................  4,083  134,821
    SkyWest, Inc..........................................  4,435   67,057

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
    SL Industries, Inc....................................    160 $    4,640
    Snap-on, Inc..........................................  2,500    237,125
   #Southwest Airlines Co................................. 37,889    524,005
  #*Spirit Aerosystems Holdings, Inc. Class A.............  9,209    233,540
  #*Spirit Airlines, Inc..................................  4,633    153,121
   #SPX Corp..............................................  3,471    265,219
  #*Standard Parking Corp.................................    600     13,812
   *Standard Register Co. (The)...........................    220        653
   #Standex International Corp............................  1,192     70,364
    Stanley Black & Decker, Inc...........................  5,853    495,281
    Steelcase, Inc. Class A...............................  8,325    126,873
   *Stericycle, Inc.......................................    993    115,128
   *Sterling Construction Co., Inc........................    832      8,170
    Sun Hydraulics Corp...................................  1,620     50,949
  #*Swift Transportation Co...............................  7,352    131,160
    Sypris Solutions, Inc.................................  1,400      4,536
   #TAL International Group, Inc..........................  3,220    129,605
  #*Taser International, Inc..............................  4,043     35,902
  #*Team, Inc.............................................  1,660     65,055
  #*Tecumseh Products Co. Class A.........................    610      7,003
   #Tennant Co............................................  1,100     56,760
  #*Terex Corp............................................  9,365    276,080
  #*Tetra Tech, Inc.......................................  4,748    112,053
   #Textainer Group Holdings, Ltd.........................  5,806    205,474
   *Thermon Group Holdings, Inc...........................    365      7,304
    Timken Co.............................................  4,108    239,989
   #Titan International, Inc..............................  3,320     57,237
  #*Titan Machinery, Inc..................................  1,637     31,250
    Toro Co. (The)........................................  1,210     59,629
    Towers Watson & Co. Class A...........................  2,442    205,690
    TransDigm Group, Inc..................................    920    133,023
  #*TRC Cos., Inc.........................................  1,036      8,599
  #*Trex Co., Inc.........................................    718     33,990
  #*Trimas Corp...........................................  3,017    111,720
   #Trinity Industries, Inc...............................  6,685    263,188
    Triumph Group, Inc....................................  4,187    328,512
   *TrueBlue, Inc.........................................  4,540    121,218
   *Tutor Perini Corp.....................................  2,821     55,799
   #Twin Disc, Inc........................................  1,100     27,478
   #Tyco International, Ltd...............................  6,190    215,474
   *Ultralife Corp........................................    900      3,132
    UniFirst Corp.........................................  1,405    137,718
    Union Pacific Corp.................................... 12,500  1,982,375
  #*United Continental Holdings, Inc...................... 10,767    375,230
   #United Parcel Service, Inc. Class B...................  4,000    347,200
  #*United Rentals, Inc...................................  4,440    254,501
   #United Stationers, Inc................................  3,103    128,433
    United Technologies Corp..............................  7,915    835,587
    Universal Forest Products, Inc........................  1,415     58,369
  #*Universal Truckload Services, Inc.....................  1,125     31,016
    URS Corp..............................................  7,053    327,965
  #*US Airways Group, Inc.................................  8,897    172,157
   #US Ecology, Inc.......................................  2,010     61,446

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Industrials -- (Continued)
  #*USA Truck, Inc........................................    505 $     3,136
  #*USG Corp..............................................  4,037     101,450
   #UTi Worldwide, Inc....................................  8,773     144,755
    Valmont Industries, Inc...............................  1,627     227,194
  #*Verisk Analytics, Inc. Class A........................  2,360     151,890
    Viad Corp.............................................  1,848      44,444
   *Vicor Corp............................................  1,600      13,264
  #*Wabash National Corp..................................  4,860      52,148
   *WABCO Holdings, Inc...................................  1,532     121,120
    Wabtec Corp...........................................  1,200      69,672
   #Waste Connections, Inc................................  8,268     357,674
    Waste Management, Inc.................................  5,893     247,683
    Watsco, Inc...........................................  1,518     141,705
   #Watts Water Technologies, Inc. Class A................  2,637     137,862
   #Werner Enterprises, Inc...............................  6,557     157,761
  #*Wesco Aircraft Holdings, Inc..........................  3,750      73,388
  #*WESCO International, Inc..............................  4,200     318,276
   *Willis Lease Finance Corp.............................    400       5,696
   #Woodward, Inc.........................................  4,997     204,477
    WW Grainger, Inc......................................    300      78,642
   *XPO Logistics, Inc....................................    750      18,345
   #Xylem, Inc............................................  7,840     195,451
                                                                  -----------
Total Industrials.........................................         48,993,018
                                                                  -----------
Information Technology -- (12.3%)
  #*3D Systems Corp.......................................  2,797     132,102
   *Accelrys, Inc.........................................  4,544      39,669
    Accenture P.L.C. Class A..............................  4,000     295,240
   *ACI Worldwide, Inc....................................  3,200     151,520
    Activision Blizzard, Inc.............................. 14,330     257,653
   *Actuate Corp..........................................  5,500      40,590
  #*Acxiom Corp...........................................  8,058     207,655
   *Adobe Systems, Inc....................................  6,517     308,124
   #ADTRAN, Inc...........................................  3,700      97,791
   *Advanced Energy Industries, Inc.......................  3,977      86,142
  #*Advanced Micro Devices, Inc........................... 23,180      87,389
    Advent Software, Inc..................................  3,324      97,825
   *Agilysys, Inc.........................................  1,500      17,385
  #*Akamai Technologies, Inc..............................  4,687     221,226
  #*Alliance Data Systems Corp............................    700     138,446
  #*Alpha & Omega Semiconductor, Ltd......................  1,573      12,033
    Altera Corp...........................................  1,414      50,282
    Amdocs, Ltd...........................................  7,219     277,715
    American Software, Inc. Class A.......................  1,755      15,900
   *Amkor Technology, Inc................................. 10,538      44,470
   #Amphenol Corp. Class A................................  1,929     151,542
   *Amtech Systems, Inc...................................    400       2,740
  #*ANADIGICS, Inc........................................  1,360       2,924
    Analog Devices, Inc...................................  4,540     224,094
   *Anaren, Inc...........................................  1,065      24,932
   *Anixter International, Inc............................  2,363     196,224
  #*ANSYS, Inc............................................  1,000      79,840
   #AOL, Inc..............................................  6,930     255,301

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
    Apple, Inc............................................  4,833 $2,186,932
    Applied Materials, Inc................................ 19,110    311,684
  #*Applied Micro Circuits Corp...........................  5,264     62,484
  #*ARRIS Group, Inc...................................... 10,814    162,643
   *Arrow Electronics, Inc................................  8,995    410,622
  #*Aruba Networks, Inc...................................  1,700     30,226
   *AsiaInfo-Linkage, Inc.................................  2,500     29,125
  #*Aspen Technology, Inc.................................  2,312     75,232
  #*Atmel Corp............................................ 25,000    197,500
   *ATMI, Inc.............................................  2,840     70,574
   *Autodesk, Inc.........................................  2,600     92,014
   #Automatic Data Processing, Inc........................  2,658    191,615
    Avago Technologies, Ltd...............................  2,800    102,704
  #*AVG Technologies NV...................................    725     16,168
   *Aviat Networks, Inc...................................  3,735      9,898
  #*Avid Technology, Inc..................................  2,744     16,354
   *Avnet, Inc............................................ 10,169    383,066
   #AVX Corp..............................................  6,101     78,032
   *AXT, Inc..............................................  2,400      6,720
   #Badger Meter, Inc.....................................  1,200     57,168
  #*Bankrate, Inc.........................................  7,400    132,682
    Bel Fuse, Inc. Class B................................    700     10,955
   *Benchmark Electronics, Inc............................  4,214     93,214
   #Black Box Corp........................................  1,262     34,150
    Blackbaud, Inc........................................  1,250     43,862
   *Blucora, Inc..........................................  3,873     77,460
   *BMC Software, Inc.....................................  1,620     74,471
   #Booz Allen Hamilton Holding Corp......................  4,433     94,778
  #*Bottomline Technologies de, Inc.......................  3,812    110,815
    Broadcom Corp. Class A................................  6,200    170,934
   #Broadridge Financial Solutions, Inc...................  4,300    124,442
  #*BroadVision, Inc......................................    200      1,860
   *Brocade Communications Systems, Inc................... 41,480    276,257
    Brooks Automation, Inc................................  3,979     39,074
  #*Bsquare Corp..........................................    500      1,395
  #*BTU International, Inc................................    400      1,100
    CA, Inc............................................... 17,698    526,339
   *Cabot Microelectronics Corp...........................  1,884     69,670
   *CACI International, Inc. Class A......................  2,066    137,182
  #*Cadence Design Systems, Inc...........................  6,300     91,854
  #*CalAmp Corp...........................................  1,600     24,560
   *Calix, Inc............................................  4,515     52,735
   *Cardtronics, Inc......................................  2,100     61,866
  #*Cascade Microtech, Inc................................    700      4,907
   #Cass Information Systems, Inc.........................    876     48,364
   *Ceva, Inc.............................................  1,230     22,423
   *Checkpoint Systems, Inc...............................  3,000     51,600
   *CIBER, Inc............................................  4,882     17,770
  #*Cirrus Logic, Inc.....................................    879     16,947
    Cisco Systems, Inc.................................... 69,687  1,780,503
  #*Citrix Systems, Inc...................................  2,202    158,588
  #*Clearfield, Inc.......................................    600      6,522
    Cognex Corp...........................................  3,058    162,410

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
  #*Cognizant Technology Solutions Corp. Class A..........  1,100 $ 79,629
    Coherent, Inc.........................................  1,988  112,680
   #Cohu, Inc.............................................  1,699   20,048
    Communications Systems, Inc...........................    400    4,240
   *CommVault Systems, Inc................................    924   78,013
    Computer Sciences Corp................................  6,972  332,286
    Computer Task Group, Inc..............................  1,668   31,025
    Compuware Corp........................................ 18,820  213,419
   *comScore, Inc.........................................  1,191   34,491
    Comtech Telecommunications Corp.......................  1,300   35,204
  #*Concur Technologies, Inc..............................  1,121   99,646
   #Concurrent Computer Corp..............................  1,400   11,396
  #*Constant Contact, Inc.................................    710   13,625
   #Convergys Corp........................................  8,388  158,785
   *CoreLogic, Inc........................................  9,208  256,903
  #*CoStar Group, Inc.....................................  1,027  160,777
  #*Cray, Inc.............................................  4,033   93,445
  #*Cree, Inc.............................................  9,729  680,057
   #Crexendo, Inc.........................................    100      315
   #CSG Systems International, Inc........................  2,509   59,413
    CTS Corp..............................................  1,493   20,977
   #Cypress Semiconductor Corp............................    781    9,973
    Daktronics, Inc.......................................  2,912   31,683
  #*Datalink Corp.........................................  1,194   15,546
   *Dealertrack Technologies, Inc.........................  3,532  132,097
    Dell, Inc............................................. 10,202  129,259
  #*Demand Media, Inc.....................................  3,316   21,687
  #*Dice Holdings, Inc....................................  4,814   41,737
   #Diebold, Inc..........................................  6,200  202,492
  #*Digi International, Inc...............................  1,926   19,125
   #Digimarc Corp.........................................    400    8,396
   *Digital River, Inc....................................  2,311   39,264
  #*Diodes, Inc...........................................  3,494   95,771
   #Dolby Laboratories, Inc. Class A......................  3,796  124,850
   *Dot Hill Systems Corp.................................    817    2,320
   *DSP Group, Inc........................................  1,882   14,021
    DST Systems, Inc......................................  3,628  254,069
  #*DTS, Inc..............................................  1,197   27,100
   *Dynamics Research Corp................................    600    3,378
    EarthLink, Inc........................................  5,823   36,510
   *eBay, Inc.............................................  8,856  457,767
   #Ebix, Inc.............................................  3,114   36,122
  #*Echelon Corp..........................................  1,167    2,626
   *EchoStar Corp. Class A................................  3,056  122,118
    Electro Rent Corp.....................................  2,186   39,086
    Electro Scientific Industries, Inc....................  1,665   18,898
   *Electronic Arts, Inc.................................. 12,950  338,254
  #*Electronics for Imaging, Inc..........................  4,349  130,600
   #eMagin Corp...........................................    200      732
    EMC Corp.............................................. 22,950  600,142
  #*Emcore Corp...........................................  1,542    6,492
  #*Emulex Corp...........................................  5,513   44,159
   *Entegris, Inc......................................... 12,144  115,732

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
   *Entropic Communications, Inc..........................  6,177 $   27,364
  #*Envestnet, Inc........................................  1,539     38,306
    EPIQ Systems, Inc.....................................  2,540     33,045
   #ePlus, Inc............................................    624     39,618
  #*Equinix, Inc..........................................    691    123,931
  #*Euronet Worldwide, Inc................................  5,099    187,694
   *Exar Corp.............................................  4,206     54,720
   *ExlService Holdings, Inc..............................  2,149     60,172
   *Extreme Networks......................................  9,220     39,923
  #*F5 Networks, Inc......................................    800     70,208
   *Fabrinet..............................................  1,800     26,658
   #FactSet Research Systems, Inc.........................    434     47,384
    Fair Isaac Corp.......................................  2,930    146,383
  #*Fairchild Semiconductor International, Inc............ 10,463    132,043
  #*FalconStor Software, Inc..............................  2,300      2,346
  #*FARO Technologies, Inc................................    900     33,057
   #FEI Co................................................  2,700    209,115
    Fidelity National Information Services, Inc........... 11,183    482,658
   *Finisar Corp..........................................  8,780    169,717
  #*First Solar, Inc......................................  8,456    416,373
  #*Fiserv, Inc...........................................  5,016    482,740
   *FleetCor Technologies, Inc............................  1,366    122,626
  #*FormFactor, Inc.......................................  3,515     25,554
   #Forrester Research, Inc...............................  2,039     71,528
  #*Fortinet, Inc.........................................  3,600     76,500
  #*Freescale Semiconductor, Ltd..........................  3,035     47,649
    Frequency Electronics, Inc............................    400      4,252
  #*Gartner, Inc..........................................    961     57,670
    Genpact, Ltd..........................................  8,673    176,842
   #Global Payments, Inc..................................  5,539    256,511
   *Globecomm Systems, Inc................................  1,706     24,720
   *Google, Inc. Class A..................................  2,413  2,141,779
   *GSI Group, Inc........................................  2,146     18,048
   *GSI Technology, Inc...................................  1,600     11,120
  #*GT Advanced Technologies, Inc.........................  5,500     28,545
  #*Guidance Software, Inc................................    500      4,585
  #*Guidewire Software, Inc...............................  1,681     73,561
    Hackett Group, Inc. (The).............................  2,800     15,568
   *Harmonic, Inc.........................................  8,032     61,525
   #Heartland Payment Systems, Inc........................  2,158     80,515
    Hewlett-Packard Co.................................... 48,042  1,233,719
  #*Hittite Microwave Corp................................  1,882    117,587
    IAC/InterActiveCorp...................................  5,080    257,099
   *ID Systems, Inc.......................................    100        502
  #*Identive Group, Inc...................................  2,492      1,904
  #*IEC Electronics Corp..................................    450      1,526
   *iGATE Corp............................................  1,879     43,799
   *Imation Corp..........................................  1,900      8,892
   *Immersion Corp........................................  1,700     24,378
   *Infinera Corp......................................... 10,687    116,595
  #*Informatica Corp......................................  3,140    119,854
   *Ingram Micro, Inc. Class A............................ 10,867    248,094
   *Innodata, Inc.........................................    700      1,890

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
  #*Inphi Corp............................................   2,200 $   25,652
   *Insight Enterprises, Inc..............................   4,000     85,560
   *Integrated Device Technology, Inc.....................  12,827    115,571
   *Integrated Silicon Solution, Inc......................   2,651     31,732
   #Intel Corp............................................ 119,092  2,774,844
   *Interactive Intelligence Group, Inc...................     300     17,040
   #InterDigital, Inc.....................................   3,147    125,030
  #*Intermec, Inc.........................................   3,175     31,528
   *Internap Network Services Corp........................   4,800     39,120
    International Business Machines Corp..................   5,900  1,150,736
  #*International Rectifier Corp..........................   6,329    152,592
    Intersil Corp. Class A................................   9,404     96,015
   *Intevac, Inc..........................................   1,700     10,829
   #Intuit, Inc...........................................   1,400     89,488
   *Ipass, Inc............................................   2,100      4,599
    IPG Photonics Corp....................................   1,700    103,530
  #*Itron, Inc............................................   2,865    123,539
  #*Ixia..................................................   7,078     98,384
    IXYS Corp.............................................   2,328     26,167
   #j2 Global, Inc........................................   3,521    161,156
    Jabil Circuit, Inc....................................  17,015    391,175
    Jack Henry & Associates, Inc..........................   3,416    164,993
  #*JDS Uniphase Corp.....................................  13,298    195,082
  #*Juniper Networks, Inc.................................  26,677    578,091
  #*Kemet Corp............................................   1,223      5,332
  #*Key Tronic Corp.......................................     700      7,938
   #Keynote Systems, Inc..................................   1,040     20,727
    KLA-Tencor Corp.......................................   7,152    419,322
   *Kulicke & Soffa Industries, Inc.......................   6,802     79,379
  #*KVH Industries, Inc...................................     884     12,367
  #*Lam Research Corp.....................................   7,408    364,622
  #*Lattice Semiconductor Corp............................   7,554     38,979
    Lender Processing Services, Inc.......................   3,100    101,308
   #Lexmark International, Inc. Class A...................   4,521    169,492
  #*Limelight Networks, Inc...............................   7,507     18,017
    Linear Technology Corp................................   2,670    108,295
   *LinkedIn Corp. Class A................................     700    142,653
  #*Lionbridge Technologies, Inc..........................   3,066     10,148
  #*Liquidity Services, Inc...............................     151      4,304
    Littelfuse, Inc.......................................   2,023    161,820
  #*LoJack Corp...........................................   1,205      4,013
   *LSI Corp..............................................  15,094    117,431
  #*LTX-Credence Corp.....................................   3,103     16,632
   *Magnachip Semiconductor Corp..........................   3,305     67,951
  #*Manhattan Associates, Inc.............................     800     70,672
    Marchex, Inc. Class B.................................   1,400      8,540
   *Market Leader, Inc....................................     677      7,928
    Marvell Technology Group, Ltd.........................  29,570    383,523
    Mastercard, Inc. Class A..............................     800    488,488
  #*Mattersight Corp......................................     151        423
    Maxim Integrated Products, Inc........................   8,541    244,273
    MAXIMUS, Inc..........................................   2,800    105,308
  #*MaxLinear, Inc. Class A...............................   1,000      6,930

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
  #*Measurement Specialties, Inc..........................  1,565 $   77,906
  #*MEMSIC, Inc...........................................  1,034      4,301
   #Mentor Graphics Corp.................................. 11,065    227,164
   #Mesa Laboratories, Inc................................    256     16,707
    Methode Electronics, Inc..............................  3,800     71,782
   #Micrel, Inc...........................................  4,040     42,864
   #Microchip Technology, Inc.............................  7,441    295,705
  #*Micron Technology, Inc................................ 46,607    617,543
  #*MICROS Systems, Inc...................................  1,944     94,731
   *Microsemi Corp........................................  8,579    211,558
    Microsoft Corp........................................ 62,616  1,993,067
  #*Mindspeed Technologies, Inc...........................  2,100      6,447
    MKS Instruments, Inc..................................  4,261    115,558
   #MOCON, Inc............................................    400      5,724
   *ModusLink Global Solutions, Inc.......................  2,008      6,245
   #Molex, Inc............................................  6,098    181,903
    Molex, Inc. Class A...................................  2,753     69,045
  #*MoneyGram International, Inc..........................  1,187     25,770
   #Monolithic Power Systems, Inc.........................  3,036     79,482
   #Monotype Imaging Holdings, Inc........................  3,218     78,938
  #*Monster Worldwide, Inc................................  8,316     47,568
  #*MoSys, Inc............................................  4,500     18,495
    Motorola Solutions, Inc...............................  1,708     93,650
   *Move, Inc.............................................  2,346     32,586
   #MTS Systems Corp......................................  1,176     74,147
  #*Multi-Fineline Electronix, Inc........................  1,449     21,909
  #*Nanometrics, Inc......................................  1,689     25,943
  #*NAPCO Security Technologies, Inc......................    990      5,049
   #National Instruments Corp.............................  3,787    106,756
  #*Navarre Corp..........................................    600      1,866
  #*NCI, Inc. Class A.....................................    397      1,798
   *NCR Corp..............................................  1,700     61,200
    NetApp, Inc........................................... 13,576    558,245
   *NETGEAR, Inc..........................................  2,872     85,614
   *Netscout Systems, Inc.................................  2,794     74,125
  #*NetSuite, Inc.........................................    550     51,639
  #*NeuStar, Inc. Class A.................................  2,100    117,768
   *Newport Corp..........................................  2,772     40,610
   #NIC, Inc..............................................  1,550     28,551
   *Novatel Wireless, Inc.................................  1,800      7,632
   *Nuance Communications, Inc............................  7,400    138,824
  #*Numerex Corp. Class A.................................    800      8,640
   #NVIDIA Corp........................................... 24,822    358,181
  #*Oclaro, Inc...........................................  4,670      5,557
   *Official Payments Holdings, Inc.......................    100        715
  #*OmniVision Technologies, Inc..........................  4,793     77,934
   *ON Semiconductor Corp................................. 27,651    227,844
   *Oplink Communications, Inc............................  2,074     41,791
    Oracle Corp........................................... 29,345    949,311
  #*OSI Systems, Inc......................................  1,600    112,624
  #*Pandora Media, Inc....................................  3,000     55,020
   *PAR Technology Corp...................................    700      2,940
    Park Electrochemical Corp.............................  1,965     53,448

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
   #Paychex, Inc..........................................  4,438 $175,035
   #PC Connection, Inc....................................  1,700   28,832
    PC-Tel, Inc...........................................    700    6,755
   *PCM, Inc..............................................    700    7,028
   *PDF Solutions, Inc....................................  1,700   34,884
    Pegasystems, Inc......................................    794   28,505
    Perceptron, Inc.......................................    800    6,352
  #*Perficient, Inc.......................................  3,179   43,393
   *Pericom Semiconductor Corp............................  1,840   14,076
  #*Photronics, Inc.......................................  6,520   49,878
  #*Pixelworks, Inc.......................................    300    1,008
  #*Planar Systems, Inc...................................    131      246
    Plantronics, Inc......................................  3,400  158,066
  #*Plexus Corp...........................................  2,684   93,859
   *PLX Technology, Inc...................................  3,500   19,180
  #*PMC--Sierra, Inc...................................... 18,800  124,174
  #*Polycom, Inc..........................................  8,626   82,465
   #Power Integrations, Inc...............................  2,457  135,504
  #*PRGX Global, Inc......................................  2,000   12,400
  #*Progress Software Corp................................  4,875  124,751
   *PROS Holdings, Inc....................................    933   30,621
  #*PTC, Inc..............................................  4,100  111,028
  #*Pulse Electronics Corp................................     92      365
    QAD, Inc. Class A.....................................    697    8,894
   #QAD, Inc. Class B.....................................    160    1,840
   *QLIK Technologies, Inc................................  1,696   53,119
   *QLogic Corp...........................................  6,817   75,055
    QUALCOMM, Inc......................................... 10,854  700,626
  #*Quantum Corp..........................................  4,896    7,834
  #*QuinStreet, Inc.......................................  2,573   23,955
  #*Rackspace Hosting, Inc................................  1,600   72,464
   *Radisys Corp..........................................  1,829    7,554
  #*Rambus, Inc...........................................  7,258   70,765
  #*RealD, Inc............................................  3,135   33,388
  #*RealNetworks, Inc.....................................  2,452   19,297
  #*Red Hat, Inc..........................................  2,126  110,063
   *Reis, Inc.............................................    600   11,040
   *Responsys, Inc........................................  3,710   53,758
   *RF Micro Devices, Inc................................. 20,200  104,838
   #Richardson Electronics, Ltd...........................    900   10,116
   #Rimage Corp...........................................    800    7,216
  #*Riverbed Technology, Inc..............................  1,715   26,823
   *Rofin-Sinar Technologies, Inc.........................  1,841   42,546
  #*Rogers Corp...........................................  1,000   55,620
   *Rosetta Stone, Inc....................................  1,595   26,062
   *Rovi Corp.............................................  6,771  152,551
  #*Rubicon Technology, Inc...............................  1,694   14,263
  #*Rudolph Technologies, Inc.............................  2,708   33,444
   *Saba Software, Inc....................................  1,400   14,000
   #SAIC, Inc............................................. 25,972  397,112
  #*Salesforce.com, Inc...................................  2,827  123,681
   *SanDisk Corp..........................................  9,356  515,703
   *Sanmina Corp..........................................  5,915   97,361

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
  #*Sapient Corp..........................................  4,728 $ 64,821
   *ScanSource, Inc.......................................  1,900   67,659
   *Seachange International, Inc..........................  3,525   41,524
    Seagate Technology P.L.C..............................  3,600  147,276
   *Semtech Corp..........................................  5,184  156,816
  #*ShoreTel, Inc.........................................  2,000    7,780
  #*Sigma Designs, Inc....................................  2,476   12,925
   *Silicon Graphics International Corp...................  3,567   67,131
   *Silicon Image, Inc....................................  8,600   49,278
  #*Silicon Laboratories, Inc.............................  3,026  118,196
  #*Skyworks Solutions, Inc...............................  9,069  217,837
  #*Smith Micro Software, Inc.............................  2,100    2,415
   *SMTC Corp.............................................  1,100    2,090
  #*SolarWinds, Inc.......................................  1,900   67,431
    Solera Holdings, Inc..................................  1,354   77,056
  #*Sonus Networks, Inc................................... 26,569   90,866
   *Spansion, Inc. Class A................................  5,831   68,806
   *Spark Networks, Inc...................................  1,000    8,280
  #*SS&C Technologies Holdings, Inc.......................  7,700  275,506
   *Stamps.com, Inc.......................................    821   32,725
  #*StarTek, Inc..........................................    700    3,731
   *STEC, Inc.............................................  3,428   23,208
  #*Stratasys, Ltd........................................    949   84,129
  #*SunEdison, Inc........................................ 22,088  222,647
  #*SunPower Corp.........................................  6,203  171,513
  #*Super Micro Computer, Inc.............................  2,560   29,670
    Supertex, Inc.........................................  1,128   30,321
   *support.com, Inc......................................  5,020   25,351
  #*Sykes Enterprises, Inc................................  3,417   60,003
    Symantec Corp.........................................  9,402  250,845
   *Symmetricom, Inc......................................  3,136   16,119
  #*Synaptics, Inc........................................  2,000   80,000
  #*Synchronoss Technologies, Inc.........................  3,100  106,919
  #*SYNNEX Corp...........................................  3,449  170,794
   *Synopsys, Inc.........................................  6,817  252,502
    Syntel, Inc...........................................  1,200   86,136
  #*Take-Two Interactive Software, Inc....................  9,017  158,068
    TE Connectivity, Ltd..................................  5,500  280,720
   *Tech Data Corp........................................  3,121  160,232
  #*TechTarget, Inc.......................................  2,212   11,923
  #*TeleCommunication Systems, Inc. Class A...............  1,125    3,038
  #*Telenav, Inc..........................................  2,000   12,260
  #*TeleTech Holdings, Inc................................  4,817  120,666
    Tellabs, Inc.......................................... 20,300   45,472
  #*Teradata Corp.........................................  1,850  109,372
  #*Teradyne, Inc......................................... 12,646  208,533
    Tessco Technologies, Inc..............................    672   21,531
    Tessera Technologies, Inc.............................  5,070  101,755
   #Texas Instruments, Inc................................  8,400  329,280
  #*TIBCO Software, Inc...................................  1,804   44,992
    Total System Services, Inc............................ 12,690  347,833
   #Transact Technologies, Inc............................    400    3,636
  #*Trimble Navigation, Ltd...............................  2,600   74,204

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Information Technology -- (Continued)
  #*TriQuint Semiconductor, Inc........................... 10,811 $    86,380
   *TTM Technologies, Inc.................................  2,400      22,176
  #*Tyler Technologies, Inc...............................  1,000      74,620
  #*Ultimate Software Group, Inc..........................    680      92,004
   *Ultra Clean Holdings..................................  1,300       9,009
  #*Ultratech, Inc........................................  2,800      81,816
  #*Unisys Corp...........................................  2,888      74,915
    United Online, Inc....................................  9,058      73,551
  #*Unwired Planet, Inc...................................  2,994       6,078
  #*ValueClick, Inc.......................................  7,466     182,469
  #*Vantiv, Inc. Class A..................................    880      22,959
  #*Veeco Instruments, Inc................................  3,544     123,189
  #*VeriFone Systems, Inc.................................  5,673     108,184
   *Verint Systems, Inc...................................  1,696      60,683
   *VeriSign, Inc.........................................  1,800      86,112
  #*ViaSat, Inc...........................................  2,399     160,229
  #*Viasystems Group, Inc.................................    804      11,939
  #*Virtusa Corp..........................................  2,900      74,762
   #Visa, Inc. Class A....................................  4,405     779,729
  #*Vishay Intertechnology, Inc........................... 12,407     178,537
  #*Vishay Precision Group, Inc...........................    793      12,862
  #*VistaPrint NV.........................................  1,285      65,509
   *VMware, Inc. Class A..................................    400      32,876
   *Volterra Semiconductor Corp...........................  1,519      22,891
   #Wayside Technology Group, Inc.........................    200       2,498
  #*Web.com Group, Inc....................................  3,410      88,592
   *WebMD Health Corp.....................................  3,379     111,541
  #*Westell Technologies, Inc. Class A....................  2,172       5,625
    Western Digital Corp..................................  9,737     626,868
   #Western Union Co. (The)...............................  6,596     118,464
   *WEX, Inc..............................................  1,336     116,152
    Xilinx, Inc...........................................  8,950     417,875
   *XO Group, Inc.........................................  2,465      29,481
    Xyratex, Ltd..........................................  2,100      22,638
   *Yahoo!, Inc........................................... 31,999     898,852
  #*Zebra Technologies Corp. Class A......................  3,749     173,091
  #*Zix Corp..............................................  5,819      26,185
   *Zygo Corp.............................................  1,500      23,505
  #*Zynga, Inc. Class A................................... 51,100     152,278
                                                                  -----------
Total Information Technology..............................         58,576,002
                                                                  -----------
Materials -- (4.0%)
   #A Schulman, Inc.......................................  2,365      63,382
  #*AEP Industries, Inc...................................    575      46,402
    Air Products & Chemicals, Inc.........................  2,600     282,464
   #Airgas, Inc...........................................  2,643     272,784
    Albemarle Corp........................................  3,020     187,270
   #Alcoa, Inc............................................ 49,187     391,037
   #Allegheny Technologies, Inc...........................  9,816     270,627
  #*Allied Nevada Gold Corp...............................  1,571      10,479
   *AM Castle & Co........................................  1,581      26,909
   #AMCOL International Corp..............................  2,051      71,949
   *American Pacific Corp.................................    300      10,911

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Materials -- (Continued)
   #American Vanguard Corp................................  2,100 $ 51,849
   #Aptargroup, Inc.......................................  4,088  238,698
  #*Arabian American Development Co.......................  1,000    8,940
    Ashland, Inc..........................................  4,433  384,962
    Axiall Corp...........................................  3,908  172,265
    Ball Corp.............................................  1,570   70,320
    Bemis Co., Inc........................................  8,248  339,735
    Boise, Inc............................................  8,601   78,269
    Buckeye Technologies, Inc.............................  3,715  138,272
   #Cabot Corp............................................  4,342  178,109
  #*Calgon Carbon Corp....................................  5,133   92,035
   #Carpenter Technology Corp.............................  3,000  156,840
    Celanese Corp. Series A...............................  1,707   82,038
  #*Century Aluminum Co...................................  6,997   58,705
    CF Industries Holdings, Inc...........................    826  161,904
    Chase Corp............................................    400   11,100
   *Chemtura Corp.........................................  8,902  199,049
   *Clearwater Paper Corp.................................  1,919   93,877
   #Cliffs Natural Resources, Inc.........................  1,900   37,069
   *Coeur d'Alene Mines Corp..............................  8,300  111,303
   #Commercial Metals Co.................................. 10,921  169,166
   #Compass Minerals International, Inc...................  1,100   83,160
  #*Contango ORE, Inc.....................................     20      170
  #*Core Molding Technologies, Inc........................    283    2,612
   *Crown Holdings, Inc...................................  1,638   71,794
    Cytec Industries, Inc.................................  3,900  303,810
   #Deltic Timber Corp....................................    681   41,085
    Domtar Corp...........................................  2,479  172,315
    Dow Chemical Co. (The)................................ 20,152  706,126
    Eagle Materials, Inc..................................  2,300  155,204
    Eastman Chemical Co...................................  1,900  152,817
   #Ecolab, Inc...........................................  2,189  201,694
   #EI du Pont de Nemours & Co............................  6,981  402,734
   *Ferro Corp............................................  1,600   10,448
  #*Flotek Industries, Inc................................  1,900   37,202
   #FMC Corp..............................................  1,560  103,210
    Freeport-McMoRan Copper & Gold, Inc................... 24,453  691,531
   #Friedman Industries, Inc..............................    400    3,944
   #FutureFuel Corp.......................................    543    8,574
  #*General Moly, Inc.....................................  6,663   12,526
   #Globe Specialty Metals, Inc...........................  5,004   59,698
  #*Golden Minerals Co....................................    900    1,233
   *Graphic Packaging Holding Co.......................... 23,446  201,636
    Greif, Inc. Class A...................................  1,400   77,448
   #Greif, Inc. Class B...................................    870   49,807
   #Hawkins, Inc..........................................    817   31,659
   #Haynes International, Inc.............................    794   38,191
   #HB Fuller Co..........................................  4,005  160,801
  #*Headwaters, Inc.......................................  3,100   29,233
   #Hecla Mining Co....................................... 24,464   79,019
  #*Horsehead Holding Corp................................  4,050   49,612
    Huntsman Corp......................................... 16,404  295,600
    Innophos Holdings, Inc................................  2,105  104,913

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Materials -- (Continued)
    Innospec, Inc.........................................  2,596 $111,420
   #International Flavors & Fragrances, Inc...............    900   72,612
    International Paper Co................................  7,757  374,741
   #Intrepid Potash, Inc..................................  5,959   76,156
   #Kaiser Aluminum Corp..................................  1,125   73,406
    KapStone Paper and Packaging Corp.....................  4,984  219,545
   #KMG Chemicals, Inc....................................    783   17,680
    Koppers Holdings, Inc.................................    800   30,920
  #*Kraton Performance Polymers, Inc......................  2,156   43,767
   #Kronos Worldwide, Inc.................................  4,154   68,707
  #*Landec Corp...........................................  2,183   32,941
   *Louisiana-Pacific Corp................................ 11,287  183,527
   *LSB Industries, Inc...................................  1,632   53,660
    LyondellBasell Industries NV Class A..................  4,082  280,474
   #Martin Marietta Materials, Inc........................  2,100  209,160
   #Materion Corp.........................................  1,400   42,196
  #*McEwen Mining, Inc....................................  4,528    8,875
   #MeadWestvaco Corp.....................................  8,750  323,312
   *Mercer International, Inc.............................  2,433   16,836
    Minerals Technologies, Inc............................  3,638  167,348
  #*Molycorp, Inc.........................................    470    3,506
    Mosaic Co. (The)......................................  9,655  396,724
    Myers Industries, Inc.................................  3,823   74,434
   #Neenah Paper, Inc.....................................  1,808   71,543
   #NewMarket Corp........................................    300   81,768
    Newmont Mining Corp................................... 12,455  373,650
   #Noranda Aluminum Holding Corp.........................  2,983    9,277
    Nucor Corp............................................ 14,149  661,890
   #Olin Corp.............................................  7,940  193,736
    Olympic Steel, Inc....................................    600   16,710
  #*OM Group, Inc.........................................  1,766   54,516
  #*OMNOVA Solutions, Inc.................................  5,202   41,928
   *Owens-Illinois, Inc...................................  8,549  254,333
    Packaging Corp. of America............................  5,569  299,557
   *Penford Corp..........................................    590    8,756
    PH Glatfelter Co......................................  2,300   60,881
   #PolyOne Corp..........................................  7,273  210,262
    PPG Industries, Inc...................................    766  122,897
    Praxair, Inc..........................................  1,600  192,272
    Quaker Chemical Corp..................................  1,000   65,970
    Reliance Steel & Aluminum Co..........................  4,305  302,211
    Rock Tenn Co. Class A.................................  3,440  393,364
   #Rockwood Holdings, Inc................................  4,389  297,267
   #Royal Gold, Inc.......................................  2,400  124,056
    RPM International, Inc................................  4,569  161,012
  #*RTI International Metals, Inc.........................  3,057   93,697
   #Schnitzer Steel Industries, Inc. Class A..............  2,300   59,018
    Scotts Miracle-Gro Co. (The) Class A..................  1,100   55,275
   #Sealed Air Corp....................................... 11,888  323,829
   #Sensient Technologies Corp............................  4,178  183,874
   #Sherwin-Williams Co. (The)............................    500   87,085
    Silgan Holdings, Inc..................................  2,100  101,304
    Sonoco Products Co....................................  6,242  240,255

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
   #Southern Copper Corp..................................     812 $    21,169
    Steel Dynamics, Inc...................................  20,176     313,939
   #Stepan Co.............................................   1,652      98,889
  #*Stillwater Mining Co..................................  10,155     122,875
   *SunCoke Energy, Inc...................................   5,065      80,027
   *Texas Industries, Inc.................................   2,079     129,189
    Tronox, Ltd. Class A..................................   2,966      64,392
  #*United States Lime & Minerals, Inc....................     400      23,856
   #United States Steel Corp..............................  11,099     192,568
  #*Universal Stainless & Alloy Products, Inc.............     500      12,900
   #US Silica Holdings, Inc...............................   1,011      24,466
    Valspar Corp. (The)...................................   1,101      75,000
    Vulcan Materials Co...................................   5,800     273,644
   #Walter Energy, Inc....................................     550       6,155
   #Wausau Paper Corp.....................................   5,000      56,950
    Westlake Chemical Corp................................   3,155     328,183
    Worthington Industries, Inc...........................   6,391     228,606
   *WR Grace & Co.........................................     800      61,456
    Zep, Inc..............................................   1,294      16,926
  #*Zoltek Cos., Inc......................................   2,600      36,218
                                                                   -----------
Total Materials...........................................          19,000,073
                                                                   -----------
Other -- (0.0%)
 o#*Gerber Scientific, Inc. Escrow Shares.................   1,200          --
                                                                   -----------
Telecommunication Services -- (2.0%)
   *8x8, Inc..............................................   1,219      11,044
   #Alteva................................................     100         977
    AT&T, Inc............................................. 144,855   5,109,036
   #Atlantic Tele-Network, Inc............................   1,279      65,229
  #*Boingo Wireless, Inc..................................     638       4,466
  #*Cbeyond, Inc..........................................   2,307      19,540
    CenturyLink, Inc......................................  13,736     492,436
  #*Cincinnati Bell, Inc..................................  10,767      37,146
   #Consolidated Communications Holdings, Inc.............   2,275      39,790
  #*Crown Castle International Corp.......................   1,500     105,375
   #Frontier Communications Corp..........................  34,815     151,793
   *General Communication, Inc. Class A...................   4,100      36,285
   #HickoryTech Corp......................................   1,100      12,342
    IDT Corp. Class B.....................................   1,968      40,679
   #Inteliquent, Inc......................................   3,793      31,634
  #*Iridium Communications, Inc...........................   4,837      40,727
  #*Leap Wireless International, Inc......................   1,200      20,016
  #*Level 3 Communications, Inc...........................   2,448      53,978
   #Lumos Networks Corp...................................     900      17,055
  #*NII Holdings, Inc.....................................   4,601      33,035
  #*ORBCOMM, Inc..........................................   2,750      13,255
   *Premiere Global Services, Inc.........................   4,670      51,370
    Primus Telecommunications Group, Inc..................     936      11,213
  #*SBA Communications Corp. Class A......................   1,500     111,135
    Shenandoah Telecommunications Co......................   1,444      27,826
   *Sprint Corp...........................................  35,178     209,661
    T-Mobile US, Inc......................................   6,705     161,658

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Telecommunication Services -- (Continued)
    Telephone & Data Systems, Inc......................... 10,022 $  265,683
  #*tw telecom, Inc.......................................  5,396    160,693
   #United States Cellular Corp...........................    700     27,797
   #USA Mobility, Inc.....................................  1,798     28,085
    Verizon Communications, Inc........................... 45,675  2,259,999
  #*Vonage Holdings Corp.................................. 10,376     33,411
   #Windstream Corp....................................... 13,058    109,034
                                                                  ----------
Total Telecommunication Services..........................         9,793,403
                                                                  ----------
Utilities -- (2.0%)
    AES Corp..............................................  9,591    119,312
    AGL Resources, Inc....................................  1,319     60,397
   #ALLETE, Inc...........................................  1,900    101,878
   #Alliant Energy Corp...................................  1,175     62,240
    Ameren Corp...........................................  3,233    115,774
    American Electric Power Co., Inc......................  3,011    139,560
   #American States Water Co..............................  1,300     83,486
    American Water Works Co., Inc.........................  1,982     84,592
   #Aqua America, Inc.....................................  4,114    139,300
   #Artesian Resources Corp. Class A......................    400      9,416
   #Atmos Energy Corp.....................................  2,794    123,606
    Avista Corp...........................................  2,922     84,095
   #Black Hills Corp......................................  2,948    156,391
  #*Cadiz, Inc............................................    300      1,386
    California Water Service Group........................  3,000     65,400
  #*Calpine Corp.......................................... 17,289    345,953
   #CenterPoint Energy, Inc...............................  5,311    131,819
   #Chesapeake Utilities Corp.............................    500     29,635
    Cleco Corp............................................  1,772     85,960
    CMS Energy Corp.......................................  3,000     83,970
    Connecticut Water Service, Inc........................    800     23,920
    Consolidated Edison, Inc..............................  1,773    106,203
   #Consolidated Water Co., Ltd...........................    959     11,374
   #Delta Natural Gas Co., Inc............................    591     13,457
   #Dominion Resources, Inc...............................  3,699    219,388
    DTE Energy Co.........................................  2,100    148,470
    Duke Energy Corp......................................  4,898    347,758
  #*Dynegy, Inc...........................................  3,200     66,688
    Edison International..................................  1,998     99,600
    El Paso Electric Co...................................  2,700    101,979
    Empire District Electric Co. (The)....................  2,837     65,762
    Entergy Corp..........................................  2,321    156,667
   #Exelon Corp...........................................  5,652    172,895
   #FirstEnergy Corp......................................  2,100     79,947
   #Gas Natural, Inc......................................    700      7,294
   #Genie Energy, Ltd. Class B............................  1,601     16,506
    Great Plains Energy, Inc..............................  4,324    104,598
   #Hawaiian Electric Industries, Inc.....................  2,699     71,955
   #IDACORP, Inc..........................................  1,400     73,878
   #Integrys Energy Group, Inc............................  2,195    137,846
   #ITC Holdings Corp.....................................  1,543    141,601
    Laclede Group, Inc. (The).............................  2,192    100,525
   #MDU Resources Group, Inc..............................  2,781     77,979

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Utilities -- (Continued)
    MGE Energy, Inc.......................................  1,509 $ 88,593
    Middlesex Water Co....................................    748   15,813
   #National Fuel Gas Co..................................    800   51,864
   #New Jersey Resources Corp.............................  2,755  123,314
    NextEra Energy, Inc...................................  2,771  239,996
    NiSource, Inc.........................................  3,585  110,131
    Northeast Utilities...................................  3,924  174,265
   #Northwest Natural Gas Co..............................  1,777   78,081
    NorthWestern Corp.....................................  2,482  104,740
    NRG Energy, Inc....................................... 16,562  444,193
    NV Energy, Inc........................................  2,500   59,075
    OGE Energy Corp.......................................  2,000   74,800
    ONEOK, Inc............................................  6,530  345,763
   #Ormat Technologies, Inc...............................  2,600   59,878
   #Otter Tail Corp.......................................  2,279   69,715
   #Pepco Holdings, Inc...................................  2,789   57,314
    PG&E Corp.............................................  2,979  136,706
    Piedmont Natural Gas Co., Inc.........................  1,936   66,889
    Pinnacle West Capital Corp............................  1,600   94,240
   #PNM Resources, Inc....................................  5,540  130,079
    Portland General Electric Co..........................  5,000  158,500
    PPL Corp..............................................  3,311  105,190
    Public Service Enterprise Group, Inc..................  3,305  111,676
   #Questar Corp..........................................  5,160  123,118
   #RGC Resources, Inc....................................    100    1,885
   #SCANA Corp............................................  1,702   88,351
    Sempra Energy.........................................  1,453  127,326
   #SJW Corp..............................................  1,548   43,174
   #South Jersey Industries, Inc..........................  2,186  133,565
   #Southern Co. (The)....................................  5,658  253,705
    Southwest Gas Corp....................................  3,200  158,848
   #TECO Energy, Inc......................................  5,900  104,253
   #UGI Corp.............................................. 10,085  423,469
   #UIL Holdings Corp.....................................  3,390  138,448
   #Unitil Corp...........................................  1,246   38,302
    UNS Energy Corp.......................................  1,844   93,767
    Vectren Corp..........................................  2,548   94,327
   #Westar Energy, Inc....................................  3,393  113,971
    WGL Holdings, Inc.....................................  1,414   65,002
   #Wisconsin Energy Corp.................................  2,570  111,744
    Xcel Energy, Inc......................................  6,312  189,044

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
  #York Water Co........................................       462 $      9,739
                                                                   ------------
Total Utilities.........................................              9,583,313
                                                                   ------------
TOTAL COMMON STOCKS.....................................            373,689,731
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
 o*CVR Energy, Inc. Contingent Value Rights.............     4,700           --
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   State Street Institutional Liquid Reserves........... 2,944,041    2,944,041
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                         ---------
SECURITIES LENDING COLLATERAL -- (21.2%)
(S)@DFA Short Term Investment Fund...................... 8,763,930  101,398,674
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $381,647,424)^^.................................           $478,032,446
                                                                   ============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------
                                                             LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                           ------------ ------------ ------- ------------
Common Stocks
   Consumer Discretionary................................. $ 53,683,426           --   --    $ 53,683,426
   Consumer Staples.......................................   20,607,398           --   --      20,607,398
   Energy.................................................   50,142,766           --   --      50,142,766
   Financials.............................................   92,101,781           --   --      92,101,781
   Health Care............................................   11,208,551           --   --      11,208,551
   Industrials............................................   48,993,018           --   --      48,993,018
   Information Technology.................................   58,576,002           --   --      58,576,002
   Materials..............................................   19,000,073           --   --      19,000,073
   Other..................................................           --           --   --              --
   Telecommunication Services.............................    9,793,403           --   --       9,793,403
   Utilities..............................................    9,583,313           --   --       9,583,313
Rights/Warrants...........................................           --           --   --              --
Temporary Cash Investments................................    2,944,041           --   --       2,944,041
Securities Lending Collateral.............................           -- $101,398,674   --     101,398,674
                                                           ------------ ------------   --    ------------
TOTAL..................................................... $376,633,772 $101,398,674   --    $478,032,446
                                                           ============ ============   ==    ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES   VALUE+
                                                           ------ ----------
COMMON STOCKS -- (72.3%)
Consumer Discretionary -- (10.3%)
   *1-800-Flowers.com, Inc. Class A.......................    900 $    5,922
    Aaron's, Inc..........................................  3,200     91,712
   #Abercrombie & Fitch Co. Class A.......................  2,903    144,773
    Advance Auto Parts, Inc...............................    400     32,996
  #*Aeropostale, Inc......................................  1,900     28,747
  #*AFC Enterprises, Inc..................................    127      4,674
   #AH Belo Corp. Class A.................................    200      1,500
   *Amazon.com, Inc.......................................  4,437  1,336,513
  #*AMC Networks, Inc. Class A............................  2,397    163,619
  #*America's Car-Mart, Inc...............................    200      8,656
  #*American Apparel, Inc.................................  1,450      2,915
   #American Eagle Outfitters, Inc........................  5,331    104,701
  #*American Public Education, Inc........................    300     11,853
    Ameristar Casinos, Inc................................    434     11,488
  #*ANN, Inc..............................................  1,272     43,108
  #*Apollo Group, Inc. Class A............................  1,100     20,042
    Arbitron, Inc.........................................    600     27,576
    Arctic Cat, Inc.......................................    500     27,520
  #*Asbury Automotive Group, Inc..........................    971     47,424
  #*Ascena Retail Group, Inc..............................  2,600     49,634
  #*Ascent Capital Group, Inc. Class A....................    600     46,626
   #Autoliv, Inc..........................................  2,197    179,649
  #*AutoNation, Inc.......................................  2,800    134,120
  #*Bally Technologies, Inc...............................    400     28,672
  #*Barnes & Noble, Inc...................................  1,893     33,790
    Bassett Furniture Industries, Inc.....................    500      7,965
   #bebe stores, Inc......................................  1,927     11,523
  #*Bed Bath & Beyond, Inc................................    600     45,882
   #Belo Corp. Class A....................................  4,422     63,058
   #Best Buy Co., Inc.....................................  9,747    293,287
    Big 5 Sporting Goods Corp.............................    911     18,466
  #*Big Lots, Inc.........................................  3,000    108,390
  #*BJ's Restaurants, Inc.................................    200      7,128
   #Blyth, Inc............................................    400      5,604
   #Bob Evans Farms, Inc..................................    500     25,410
  #*Books-A-Million, Inc..................................    300        744
  #*BorgWarner, Inc.......................................  2,900    276,747
  #*Bridgepoint Education, Inc............................  1,198     19,312
   #Brinker International, Inc............................    500     20,075
   *Brookfield Residential Properties, Inc................    688     14,221
   #Brown Shoe Co., Inc...................................    800     19,016
    Brunswick Corp........................................  1,365     51,529
   #Buckle, Inc. (The)....................................    733     41,033
   *Buffalo Wild Wings, Inc...............................    200     20,716
   *Build-A-Bear Workshop, Inc............................    500      3,555
  #*Cabela's, Inc.........................................  1,600    109,824
   *Cache, Inc............................................    271      1,138
   #Callaway Golf Co......................................  2,913     20,915
   *Cambium Learning Group, Inc...........................    900      1,224
   *Capella Education Co..................................    200      9,802
  #*CarMax, Inc...........................................  3,498    171,542

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Discretionary -- (Continued)
  #*Carmike Cinemas, Inc..................................    400 $    7,328
   #Carriage Services, Inc................................    182      3,414
  #*Carrols Restaurant Group, Inc.........................    100        657
   #Carter's, Inc.........................................  1,900    135,508
   #Cato Corp. (The) Class A..............................    720     20,268
  #*Cavco Industries, Inc.................................    300     16,437
   #CBS Corp. Class A.....................................    300     16,005
    CBS Corp. Class B.....................................  5,410    285,864
   #CEC Entertainment, Inc................................    200      8,318
   *Central European Media Enterprises, Ltd. Class A......  2,252      7,567
   *Charter Communications, Inc. Class A..................    741     93,173
   #Cheesecake Factory, Inc. (The)........................    900     38,196
    Chico's FAS, Inc......................................  5,413     92,725
  #*Children's Place Retail Stores, Inc. (The)............    400     21,616
  #*Chipotle Mexican Grill, Inc...........................    500    206,135
   #Choice Hotels International, Inc......................    800     33,256
  #*Christopher & Banks Corp..............................    600      4,104
    Churchill Downs, Inc..................................    195     15,836
    Cinemark Holdings, Inc................................  4,200    122,304
   *Citi Trends, Inc......................................    400      5,636
   *Clear Channel Outdoor Holdings, Inc. Class A..........  2,200     16,324
   #Coach, Inc............................................  1,500     79,695
  #*Coldwater Creek, Inc..................................    290        766
   #Collectors Universe...................................    299      4,811
   #Columbia Sportswear Co................................  1,300     83,876
    Comcast Corp. Class A................................. 31,728  1,430,298
    Comcast Corp. Special Class A.........................  7,800    336,258
  #*Conn's, Inc...........................................  1,044     67,463
   #Cooper Tire & Rubber Co...............................  1,175     39,409
    Core-Mark Holding Co., Inc............................    351     21,990
   #Cracker Barrel Old Country Store, Inc.................    436     42,684
  #*Crocs, Inc............................................  2,687     36,731
    CSS Industries, Inc...................................    242      6,444
   *CST Brands, Inc.......................................    109      3,554
    CTC Media, Inc........................................  5,082     56,410
    Culp, Inc.............................................    400      7,696
  #*Cumulus Media, Inc. Class A...........................  1,098      4,699
   #Dana Holding Corp.....................................  1,977     43,197
   #Darden Restaurants, Inc...............................  2,100    103,005
  #*Deckers Outdoor Corp..................................  1,100     60,313
  #*dELiA*s, Inc..........................................    400        600
   #Delphi Automotive P.L.C...............................  2,900    155,788
   *Delta Apparel, Inc....................................    231      3,708
   #Destination Maternity Corp............................    400     12,024
   *Destination XL Group, Inc.............................    900      5,805
   #DeVry, Inc............................................    499     15,010
   #Dick's Sporting Goods, Inc............................    600     30,846
    Dillard's, Inc. Class A...............................  1,493    126,054
   #DineEquity, Inc.......................................    300     20,901
   *DIRECTV...............................................  4,385    277,439
  #*Discovery Communications, Inc.........................  2,074    150,697
  #*Discovery Communications, Inc. Class A................  1,700    135,524
    DISH Network Corp. Class A............................  1,900     84,835

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   *Dollar General Corp...................................  1,100 $ 60,137
   *Dollar Tree, Inc......................................  2,400  128,760
   #Domino's Pizza, Inc...................................    700   43,806
   #Dorman Products, Inc..................................    526   24,764
   #DR Horton, Inc........................................ 11,461  230,366
  #*DreamWorks Animation SKG, Inc. Class A................  3,248   80,420
   #Drew Industries, Inc..................................    400   16,332
   #DSW, Inc. Class A.....................................  1,035   78,443
    Dunkin' Brands Group, Inc.............................  2,900  125,280
   *Education Management Corp.............................     49      345
    Einstein Noah Restaurant Group, Inc...................    414    6,719
  #*Emerson Radio Corp....................................    900    1,557
  #*Entercom Communications Corp. Class A.................  1,037   10,173
    Entravision Communications Corp. Class A..............  1,600    9,104
   #Ethan Allen Interiors, Inc............................    979   29,732
   *EW Scripps Co. Class A................................  1,807   30,014
   #Expedia, Inc..........................................  1,582   74,560
   *Express, Inc..........................................  2,320   52,316
   #Family Dollar Stores, Inc.............................  1,000   68,760
  #*Federal-Mogul Corp....................................  2,329   36,286
  #*Fiesta Restaurant Group, Inc..........................    521   16,438
   *Fifth & Pacific Cos., Inc.............................  5,827  138,799
   #Finish Line, Inc. (The) Class A.......................  1,800   40,068
   #Fisher Communications, Inc............................    400   16,388
   #Foot Locker, Inc......................................  4,651  168,041
    Ford Motor Co......................................... 28,200  476,016
  #*Fossil Group, Inc.....................................  1,049  115,285
   #Fred's, Inc. Class A..................................    874   15,033
  #*Fuel Systems Solutions, Inc...........................    700   12,733
   *Furniture Brands International, Inc...................     57      134
  #*G-III Apparel Group, Ltd..............................    713   36,691
  #*Gaiam, Inc. Class A...................................    700    3,409
   #GameStop Corp. Class A................................  3,070  150,614
   #Gaming Partners International Corp....................    100      851
    Gannett Co., Inc......................................  7,622  196,343
   #Gap, Inc. (The).......................................  7,581  347,968
   #Garmin, Ltd...........................................  3,700  148,296
   *Geeknet, Inc..........................................     50      719
   *General Motors Co.....................................  9,600  344,352
  #*Genesco, Inc..........................................    902   63,483
   #Gentex Corp...........................................  2,500   56,450
  #*Gentherm, Inc.........................................    600   12,240
  #*Global Sources, Ltd...................................    569    4,120
   #GNC Holdings, Inc. Class A............................  1,881   99,279
   *Goodyear Tire & Rubber Co. (The)......................  5,000   92,500
  #*Gordmans Stores, Inc..................................    317    4,435
  #*Grand Canyon Education, Inc...........................    503   17,011
   *Gray Television, Inc..................................  2,313   18,065
   #Group 1 Automotive, Inc...............................    800   58,232
  #*Groupon, Inc.......................................... 17,800  157,708
   #Guess?, Inc...........................................  2,614   88,040
    H&R Block, Inc........................................  2,460   77,318
    Hanesbrands, Inc......................................  4,273  271,165

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   #Harley-Davidson, Inc..................................  2,681 $152,200
   #Harman International Industries, Inc..................  1,676  101,448
   #Harte-Hanks, Inc......................................  1,956   18,699
   #Hasbro, Inc...........................................  3,114  143,244
   #Haverty Furniture Cos., Inc...........................    300    7,800
   *Helen of Troy, Ltd....................................  1,346   57,178
  #*Hibbett Sports, Inc...................................    200   11,730
    Hillenbrand, Inc......................................    840   20,824
  #*HomeAway, Inc.........................................  2,300   69,253
   #Hooker Furniture Corp.................................    300    5,043
   #HSN, Inc..............................................  1,155   69,369
  #*Hyatt Hotels Corp. Class A............................  1,252   56,653
  #*Iconix Brand Group, Inc...............................  3,188  104,694
    International Game Technology.........................  3,600   66,492
   #International Speedway Corp. Class A..................    400   13,540
    Interpublic Group of Cos., Inc. (The).................  8,900  146,405
   #Interval Leisure Group, Inc...........................    671   14,433
  #*iRobot Corp...........................................    768   26,849
  #*Isle of Capri Casinos, Inc............................    339    2,692
  #*ITT Educational Services, Inc.........................    500   13,115
  #*Jack in the Box, Inc..................................    460   18,441
   #JAKKS Pacific, Inc....................................    496    2,981
  #*Jarden Corp...........................................    750   34,102
  #*JC Penney Co., Inc....................................  8,024  117,150
   #John Wiley & Sons, Inc. Class A.......................  1,600   72,208
    Johnson Controls, Inc................................. 10,887  437,766
   #Jones Group, Inc. (The)...............................  4,566   74,974
  #*Jos A Bank Clothiers, Inc.............................    600   24,516
   *Journal Communications, Inc. Class A..................  1,300   11,908
   #KB Home...............................................  3,690   65,497
  #*Kid Brands, Inc.......................................    500      810
   *Kirkland's, Inc.......................................    500    8,790
   #Kohl's Corp...........................................  6,991  370,383
   #L Brands, Inc.........................................  4,900  273,273
    La-Z-Boy, Inc.........................................  2,044   42,372
  #*Lamar Advertising Co. Class A.........................  3,062  132,676
   #Las Vegas Sands Corp..................................  3,041  168,988
  #*LeapFrog Enterprises, Inc.............................  1,600   18,432
   #Lear Corp.............................................  1,813  125,587
   #Leggett & Platt, Inc..................................  5,817  182,712
   #Lennar Corp. Class A..................................  5,400  182,898
    Lennar Corp. Class B..................................  1,600   43,600
   *Libbey, Inc...........................................    300    7,398
   *Liberty Global P.L.C. Class A.........................  2,867  232,571
   *Liberty Global P.L.C. Series C........................  3,692  284,875
   *Liberty Interactive Corp. Class A..................... 16,483  403,174
  #*Liberty Media Corp. Class A...........................  4,635  666,189
   *Liberty Media Corp. Class B...........................     17    2,363
   *Liberty Ventures Series A.............................    774   69,443
  #*Life Time Fitness, Inc................................    700   37,303
   #Lifetime Brands, Inc..................................    500    7,490
    LIN Media LLC.........................................  1,100   17,765
  #*Lions Gate Entertainment Corp.........................    825   26,837

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   #Lithia Motors, Inc. Class A...........................    900 $ 58,716
  #*Live Nation Entertainment, Inc........................  8,415  137,838
  #*LKQ Corp..............................................  8,810  229,677
   #Loral Space & Communications, Inc.....................    620   38,744
    Lowe's Cos., Inc...................................... 12,513  557,830
  #*Lululemon Athletica, Inc..............................  1,667  115,973
  #*Lumber Liquidators Holdings, Inc......................    394   38,147
  #*M/I Homes, Inc........................................    700   14,882
    Mac-Gray Corp.........................................    400    5,880
   #Macy's, Inc...........................................  9,700  468,898
  #*Madison Square Garden Co. (The) Class A...............  2,582  152,261
   *Maidenform Brands, Inc................................    723   16,889
    Marcus Corp...........................................    300    3,885
    Marine Products Corp..................................    700    6,328
  #*MarineMax, Inc........................................    700    8,141
    Marriott International, Inc. Class A..................  7,025  292,029
   *Marriott Vacations Worldwide Corp.....................    496   21,824
  #*Martha Stewart Living Omnimedia Class A...............    700    1,757
    Mattel, Inc...........................................  4,087  171,777
  #*McClatchy Co. (The) Class A...........................  2,425    7,542
    McDonald's Corp.......................................  4,200  411,936
    MDC Holdings, Inc.....................................    618   19,554
  #*Media General, Inc. Class A...........................    600    6,594
   #Men's Wearhouse, Inc. (The)...........................  2,900  115,797
   #Meredith Corp.........................................  1,642   78,028
  #*Meritage Homes Corp...................................  1,100   49,786
  #*MGM Resorts International............................. 21,410  349,197
   *Michael Kors Holdings, Ltd............................  1,711  115,219
  #*Mohawk Industries, Inc................................  3,800  452,162
   #Monro Muffler Brake, Inc..............................  1,075   46,236
   #Morningstar, Inc......................................  1,663  126,754
  #*Motorcar Parts of America, Inc........................    440    3,806
   #Movado Group, Inc.....................................    805   29,366
   #NACCO Industries, Inc. Class A........................    300   18,399
  #*Nathan's Famous, Inc..................................    200   11,452
    National CineMedia, Inc...............................  2,017   36,528
  #*Nautilus, Inc.........................................    913    8,016
  #*Netflix, Inc..........................................    600  146,532
   *New York & Co., Inc...................................  1,300    8,099
  #*New York Times Co. (The) Class A......................  6,900   84,042
    Newell Rubbermaid, Inc................................  5,578  150,718
   *News Corp. Class A....................................  7,731  123,155
  #*News Corp. Class B....................................  2,175   34,996
    Nexstar Broadcasting Group, Inc. Class A..............  1,069   38,527
   #NIKE, Inc............................................. 10,988  691,365
   #Nordstrom, Inc........................................  2,800  171,472
   #Nutrisystem, Inc......................................    400    5,004
   *NVR, Inc..............................................    200  185,120
  #*O'Reilly Automotive, Inc..............................  1,133  141,920
   *Office Depot, Inc..................................... 17,901   77,511
   #OfficeMax, Inc........................................  2,301   26,208
   #Omnicom Group, Inc....................................  3,867  248,532
  #*Orbitz Worldwide, Inc.................................  1,593   14,672

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   *Orient-Express Hotels, Ltd. Class A...................  1,409 $ 17,627
  #*Outerwall, Inc........................................  1,100   60,775
   *Overstock.com, Inc....................................    299   10,169
   #Oxford Industries, Inc................................    600   40,602
  #*Pacific Sunwear of California, Inc....................  1,600    7,120
  #*Panera Bread Co. Class A..............................    200   33,410
   *Papa John's International, Inc........................    147    9,828
  #*Penn National Gaming, Inc.............................  1,320   65,987
   #Penske Automotive Group, Inc..........................  3,300  122,694
  #*Pep Boys-Manny Moe & Jack (The).......................  1,600   19,920
   #Perry Ellis International, Inc........................    600   12,060
   #PetMed Express, Inc...................................    500    8,375
   #PetSmart, Inc.........................................  1,100   80,542
   #Pier 1 Imports, Inc...................................  2,000   47,000
   #Polaris Industries, Inc...............................  1,192  133,671
   #Pool Corp.............................................    800   42,224
  #*priceline.com, Inc....................................    300  262,701
  #*PulteGroup, Inc.......................................  7,069  117,557
    PVH Corp..............................................  2,992  394,316
  #*Quiksilver, Inc.......................................  6,800   42,976
  #*Radio One, Inc. Class D...............................    897    1,991
  #*RadioShack Corp.......................................  1,955    5,337
    Ralph Lauren Corp.....................................    500   91,030
  #*Red Lion Hotels Corp..................................    171    1,137
  #*Red Robin Gourmet Burgers, Inc........................    200   11,376
   #Regal Entertainment Group Class A.....................  4,994   94,137
   #Regis Corp............................................    798   13,861
   #Rent-A-Center, Inc....................................  2,336   93,417
  #*Rentrak Corp..........................................    200    4,296
    RG Barry Corp.........................................    400    6,932
    Ross Stores, Inc......................................  1,000   67,470
   #Royal Caribbean Cruises, Ltd..........................  3,048  116,098
  #*Ruby Tuesday, Inc.....................................  1,112    8,140
  #*rue21, Inc............................................    540   22,561
    Ruth's Hospitality Group, Inc.........................    500    5,980
   #Ryland Group, Inc. (The)..............................  1,600   64,704
    Saga Communications, Inc. Class A.....................    133    6,896
   *Saks, Inc.............................................  5,700   91,314
   #Salem Communications Corp. Class A....................    400    3,028
  #*Sally Beauty Holdings, Inc............................  3,806  116,121
   #Scholastic Corp.......................................    800   24,400
  #*Scientific Games Corp. Class A........................  1,408   19,191
   #Scripps Networks Interactive, Inc. Class A............  1,500  106,155
  #*Sears Holdings Corp...................................  3,684  168,727
  #*Select Comfort Corp...................................    800   18,280
    Service Corp. International/US........................  3,943   74,799
  #*SHFL Entertainment, Inc...............................    750   17,063
   #Shiloh Industries, Inc................................    200    2,564
   #Shoe Carnival, Inc....................................    470   12,554
  #*Shutterfly, Inc.......................................  1,200   64,308
   #Signet Jewelers, Ltd..................................  2,511  183,579
   #Sinclair Broadcast Group, Inc. Class A................  1,200   33,852
   #Sirius XM Radio, Inc.................................. 36,864  137,503

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Discretionary -- (Continued)
    Six Flags Entertainment Corp..........................  3,240 $  119,200
   *Skechers U.S.A., Inc. Class A.........................  1,433     39,092
   *Skullcandy, Inc.......................................    764      4,217
  #*Skyline Corp..........................................    100        489
   #Sonic Automotive, Inc. Class A........................  1,500     33,210
  #*Sonic Corp............................................    400      6,148
   #Sotheby's.............................................    620     27,900
    Stage Stores, Inc.....................................    891     22,239
   #Standard Motor Products, Inc..........................    500     17,195
  #*Standard Pacific Corp.................................  7,538     61,661
  #*Stanley Furniture Co., Inc............................    264        911
   #Staples, Inc.......................................... 25,688    437,210
    Starbucks Corp........................................  9,600    683,904
   #Starwood Hotels & Resorts Worldwide, Inc..............  2,955    195,473
  #*Starz--Liberty Capital (85571Q102)....................  4,635    104,612
   *Starz--Liberty Capital (85571Q201)....................     17        381
    Stein Mart, Inc.......................................  1,256     17,546
   *Steiner Leisure, Ltd..................................    252     14,601
   *Steinway Musical Instruments, Inc.....................    191      6,943
   *Steven Madden, Ltd....................................  1,701     87,465
   #Stewart Enterprises, Inc. Class A.....................    949     12,470
   *Stoneridge, Inc.......................................    400      4,832
   #Strayer Education, Inc................................    203      8,985
   #Sturm Ruger & Co., Inc................................    489     24,875
    Systemax, Inc.........................................    600      5,778
   #Target Corp...........................................  6,900    491,625
   *Tempur-Pedic International, Inc.......................  1,100     43,615
   *Tenneco, Inc..........................................    400     19,332
  #*Tesla Motors, Inc.....................................  1,700    228,276
   #Texas Roadhouse, Inc..................................    819     20,016
   #Thor Industries, Inc..................................  1,400     75,670
   #Tiffany & Co..........................................  3,178    252,683
    Time Warner Cable, Inc................................  3,936    448,980
    Time Warner, Inc...................................... 20,806  1,295,382
    TJX Cos., Inc.........................................  9,000    468,360
  #*Toll Brothers, Inc....................................  3,000     98,610
    Town Sports International Holdings, Inc...............    600      7,572
   #Tractor Supply Co.....................................  1,200    145,356
   #Trans World Entertainment Corp........................  1,000      5,000
  #*TripAdvisor, Inc......................................  1,600    120,032
   *TRW Automotive Holdings Corp..........................  2,840    208,200
  #*Tuesday Morning Corp..................................  1,000     11,220
   #Tupperware Brands Corp................................  2,350    198,058
   #Twenty-First Century Fox, Inc. Class A................ 30,924    924,009
    Twenty-First Century Fox, Inc. Class B................  8,700    260,913
  #*Ulta Salon Cosmetics & Fragrance, Inc.................    900     90,810
  #*Under Armour, Inc. Class A............................  1,400     93,982
  #*Unifi, Inc............................................    690     15,829
   *Universal Electronics, Inc............................    451     13,904
  #*UQM Technologies, Inc.................................    252        328
  #*Urban Outfitters, Inc.................................    700     29,792
  #*US Auto Parts Network, Inc............................    600        720
   #Vail Resorts, Inc.....................................    575     38,513

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Discretionary -- (Continued)
   #Valassis Communications, Inc..........................  1,566 $    44,835
  #*Valuevision Media, Inc. Class A.......................    500       2,965
  #*Vera Bradley, Inc.....................................    856      20,749
    VF Corp...............................................  1,464     288,408
    Viacom, Inc. Class A..................................    400      29,320
    Viacom, Inc. Class B..................................  4,300     312,911
  #*Vitamin Shoppe, Inc...................................    676      32,468
  #*VOXX International Corp...............................    518       7,019
    Walt Disney Co. (The)................................. 23,614   1,526,645
   #Washington Post Co. (The) Class B.....................    200     107,472
   #Weight Watchers International, Inc....................  1,686      80,001
   #Wendy's Co. (The)..................................... 11,815      84,005
  #*West Marine, Inc......................................    591       6,418
  #*Wet Seal, Inc. (The) Class A..........................    800       3,512
    Whirlpool Corp........................................  3,000     401,820
   #Williams-Sonoma, Inc..................................  4,117     242,327
  #*Winnebago Industries, Inc.............................    398       9,520
  #*WMS Industries, Inc...................................    573      14,755
   #Wolverine World Wide, Inc.............................  1,500      86,265
    World Wrestling Entertainment, Inc. Class A...........  1,025      10,906
    Wyndham Worldwide Corp................................  3,300     205,590
    Yum! Brands, Inc......................................  2,287     166,768
  #*Zale Corp.............................................    300       2,784
  #*Zumiez, Inc...........................................    700      19,299
                                                                  -----------
Total Consumer Discretionary..............................         39,023,730
                                                                  -----------
Consumer Staples -- (5.4%)
   #Altria Group, Inc..................................... 17,100     599,526
   #Andersons, Inc. (The).................................    545      32,329
   #Avon Products, Inc....................................  7,951     181,760
   #B&G Foods, Inc........................................    600      20,904
    Beam, Inc.............................................  3,150     204,719
   *Boston Beer Co., Inc. (The) Class A...................    200      35,796
  #*Boulder Brands, Inc...................................  1,367      17,648
   #Brown-Forman Corp. Class B............................  1,950     141,395
   #Calavo Growers, Inc...................................    140       3,802
   #Campbell Soup Co......................................  6,013     281,408
   #Casey's General Stores, Inc...........................    800      52,984
   *Central Garden and Pet Co.............................    300       2,247
   *Central Garden and Pet Co. Class A....................    500       3,770
  #*Chiquita Brands International, Inc....................  1,200      14,496
   #Church & Dwight Co., Inc..............................  2,600     165,620
   #Clorox Co. (The)......................................  2,648     227,569
   #Coca-Cola Bottling Co. Consolidated...................    130       8,302
    Coca-Cola Co. (The)................................... 30,130   1,207,610
    Coca-Cola Enterprises, Inc............................  7,928     297,617
    Colgate-Palmolive Co.................................. 11,748     703,353
    ConAgra Foods, Inc....................................  7,264     263,029
   *Constellation Brands, Inc. Class A....................  5,918     308,269
   #Costco Wholesale Corp.................................  6,679     783,380
  #*Craft Brew Alliance, Inc..............................    500       4,500
  #*Crimson Wine Group, Ltd...............................    265       2,385
    CVS Caremark Corp..................................... 27,329   1,680,460

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Staples -- (Continued)
   *Dean Foods Co.........................................  9,842 $  107,278
   *Dole Food Co., Inc....................................  1,404     18,112
    Dr Pepper Snapple Group, Inc..........................  3,600    168,264
  #*Elizabeth Arden, Inc..................................    900     36,954
   #Energizer Holdings, Inc...............................  1,828    186,090
   #Estee Lauder Cos., Inc. (The) Class A.................  3,800    249,470
    Flowers Foods, Inc....................................  7,920    181,843
  #*Fresh Market, Inc. (The)..............................    335     17,681
    General Mills, Inc....................................  7,297    379,444
  #*Green Mountain Coffee Roasters, Inc...................  2,550    196,809
  #*Hain Celestial Group, Inc. (The)......................  1,127     82,226
    Harris Teeter Supermarkets, Inc.......................  1,676     82,426
   #Herbalife, Ltd........................................  1,000     65,500
   #Hershey Co. (The).....................................    500     47,435
    Hillshire Brands Co...................................  2,894    101,898
   #Hormel Foods Corp.....................................  4,198    177,785
   #Ingles Markets, Inc. Class A..........................    300      8,538
    Ingredion, Inc........................................  1,360     91,392
   #Inter Parfums, Inc....................................    866     28,561
    J&J Snack Foods Corp..................................    400     31,872
   #JM Smucker Co. (The)..................................  3,279    368,953
    John B Sanfilippo & Son, Inc..........................     84      1,813
    Kellogg Co............................................  3,200    211,968
   #Kimberly-Clark Corp...................................  2,920    288,496
    Kraft Foods Group, Inc................................  7,461    422,143
   #Kroger Co. (The)......................................  6,508    255,569
   #Lancaster Colony Corp.................................     64      5,314
   *Mannatech, Inc........................................     15        200
   #McCormick & Co., Inc..................................  2,576    184,467
   #Mead Johnson Nutrition Co.............................    636     46,326
  #*Medifast, Inc.........................................    500     13,670
   #Molson Coors Brewing Co. Class B......................  4,789    239,737
    Mondelez International, Inc. Class A.................. 25,986    812,582
  #*Monster Beverage Corp.................................  1,330     81,117
   #Nash Finch Co.........................................    122      2,861
   #National Beverage Corp................................    800     14,224
    Nu Skin Enterprises, Inc. Class A.....................    600     50,184
   #Oil-Dri Corp. of America..............................    202      6,436
   *Overhill Farms, Inc...................................    400      1,992
   *Pantry, Inc. (The)....................................    441      5,490
    PepsiCo, Inc.......................................... 16,635  1,389,688
    Philip Morris International, Inc...................... 11,407  1,017,276
   *Pilgrim's Pride Corp..................................  3,106     51,622
  #*Post Holdings, Inc....................................  1,218     56,503
   *Prestige Brands Holdings, Inc.........................  1,900     64,429
   #Pricesmart, Inc.......................................    246     22,393
    Procter & Gamble Co. (The)............................ 27,571  2,213,951
   #Reliv International, Inc..............................    400      1,464
  #*Revlon, Inc. Class A..................................  1,321     33,144
   #Reynolds American, Inc................................  5,600    276,808
   #Safeway, Inc.......................................... 10,882    280,647
   #Sanderson Farms, Inc..................................    500     35,320
  #*Seneca Foods Corp. Class A............................    129      4,534

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Staples -- (Continued)
  #*Smithfield Foods, Inc.................................  4,649 $   154,347
   #Snyders-Lance, Inc....................................  1,704      53,932
   #Spartan Stores, Inc...................................    564      11,094
    Spectrum Brands Holdings, Inc.........................  2,061     116,282
  #*Susser Holdings Corp..................................    653      33,773
   #Sysco Corp............................................  6,009     207,371
   #Tootsie Roll Industries, Inc..........................  1,309      44,323
   *TreeHouse Foods, Inc..................................    964      68,434
  #*United Natural Foods, Inc.............................    911      53,385
  #*USANA Health Sciences, Inc............................    400      33,048
    Wal-Mart Stores, Inc..................................  6,304     491,334
    Walgreen Co........................................... 14,338     720,485
    WD-40 Co..............................................    400      23,004
   #Weis Markets, Inc.....................................    606      30,433
  #*WhiteWave Foods Co. Class A...........................  2,514      46,987
   *WhiteWave Foods Co. Class B...........................  3,580      66,158
   #Whole Foods Market, Inc...............................  7,000     389,060
                                                                  -----------
Total Consumer Staples....................................         20,509,227
                                                                  -----------
Energy -- (7.7%)
   #Alon USA Energy, Inc..................................  2,719      37,142
  #*Alpha Natural Resources, Inc.......................... 11,598      63,093
    Anadarko Petroleum Corp...............................  6,803     602,202
    Apache Corp...........................................  5,512     442,338
  #*Approach Resources, Inc...............................  1,205      31,920
   #Arch Coal, Inc........................................ 12,669      49,409
  #*Atwood Oceanics, Inc..................................  3,461     194,993
   #Baker Hughes, Inc.....................................  8,936     423,834
  #*Basic Energy Services, Inc............................  1,715      19,620
   #Berry Petroleum Co. Class A...........................  2,100      85,155
  #*Bill Barrett Corp.....................................  2,201      49,346
   #Bolt Technology Corp..................................    200       3,626
  #*Bonanza Creek Energy, Inc.............................    478      19,474
  #*BPZ Resources, Inc....................................  3,512       8,464
    Bristow Group, Inc....................................  1,857     126,295
  #*C&J Energy Services, Inc..............................  2,419      46,808
    Cabot Oil & Gas Corp..................................  5,400     409,428
  #*Cal Dive International, Inc...........................  2,777       5,443
  #*Callon Petroleum Co...................................  1,690       6,760
  #*Cameron International Corp............................  3,374     200,078
   #CARBO Ceramics, Inc...................................    700      61,502
  #*Carrizo Oil & Gas, Inc................................  2,023      64,068
   *Cheniere Energy, Inc..................................  4,199     119,965
   #Chesapeake Energy Corp................................ 18,304     426,483
    Chevron Corp.......................................... 19,201   2,417,214
    Cimarex Energy Co.....................................  2,658     203,151
   *Clayton Williams Energy, Inc..........................    300      17,079
  #*Clean Energy Fuels Corp...............................  2,990      38,601
  #*Cloud Peak Energy, Inc................................  2,566      41,133
   *Cobalt International Energy, Inc......................  4,850     139,922
   #Comstock Resources, Inc...............................  2,145      35,972
  #*Concho Resources, Inc.................................  3,500     313,915
   #ConocoPhillips........................................ 15,515   1,006,303

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Energy -- (Continued)
   #CONSOL Energy, Inc....................................  6,139 $  190,493
    Contango Oil & Gas Co.................................    600     23,196
  #*Continental Resources, Inc............................  1,100    101,530
    Core Laboratories NV..................................    600     89,760
   *Crimson Exploration, Inc..............................  1,920      6,163
    Crosstex Energy, Inc..................................  2,100     42,189
   *Dawson Geophysical Co.................................    300     10,824
   #Delek US Holdings, Inc................................  2,589     78,317
   *Denbury Resources, Inc................................ 13,018    227,815
    Devon Energy Corp.....................................  6,504    357,785
   #DHT Holdings, Inc.....................................    612      2,846
   #Diamond Offshore Drilling, Inc........................  3,884    261,937
  #*Double Eagle Petroleum Co.............................    400      1,396
  #*Dresser-Rand Group, Inc...............................  2,700    164,349
   *Dril-Quip, Inc........................................  1,320    120,001
  #*Endeavour International Corp..........................  1,675      7,136
    Energen Corp..........................................  2,564    153,558
   #Energy XXI Bermuda, Ltd...............................  3,420     91,827
   *ENGlobal Corp.........................................    600        585
    EOG Resources, Inc....................................  4,564    664,016
  #*EPL Oil & Gas, Inc....................................  1,850     59,496
    EQT Corp..............................................  2,490    215,385
  #*Era Group, Inc........................................    900     21,951
   *Evolution Petroleum Corp..............................    400      4,948
  #*Exterran Holdings, Inc................................  3,388    107,569
    Exxon Mobil Corp...................................... 37,767  3,540,656
   *FMC Technologies, Inc.................................  3,900    207,870
  #*FX Energy, Inc........................................    600      2,196
  #*Geospace Technologies Corp............................    400     29,764
  #*Global Geophysical Services, Inc......................  1,335      5,861
  #*Green Plains Renewable Energy, Inc....................  1,300     21,528
   *Gulf Coast Ultra Deep Royalty Trust...................  6,415     13,471
    Gulf Island Fabrication, Inc..........................    600     14,838
   #Gulfmark Offshore, Inc. Class A.......................  1,300     64,025
   *Gulfport Energy Corp..................................  2,960    157,472
  #*Halcon Resources Corp.................................  1,890     10,357
    Halliburton Co........................................ 10,157    458,995
  #*Harvest Natural Resources, Inc........................  1,569      6,464
   *Helix Energy Solutions Group, Inc.....................  5,415    137,379
   #Helmerich & Payne, Inc................................  3,600    227,520
   *Hercules Offshore, Inc................................  7,529     51,950
    Hess Corp.............................................  4,571    340,357
   *HKN, Inc..............................................      8        560
   #HollyFrontier Corp....................................  5,693    259,316
  #*Hornbeck Offshore Services, Inc.......................  1,690     89,485
   *Houston American Energy Corp..........................    397        127
  #*ION Geophysical Corp..................................  7,078     43,530
  #*James River Coal Co...................................  1,300      2,574
  #*Key Energy Services, Inc..............................  4,827     30,603
   #Kinder Morgan, Inc.................................... 13,384    505,380
  #*Kodiak Oil & Gas Corp.................................  9,416     91,429
   *Kosmos Energy, Ltd....................................  1,756     18,543
  #*Lone Pine Resources, Inc..............................  1,260        347

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Energy -- (Continued)
  #*Magnum Hunter Resources Corp..........................  3,583 $   13,723
    Marathon Oil Corp..................................... 11,243    408,795
    Marathon Petroleum Corp...............................  5,587    409,695
   *Matrix Service Co.....................................  1,260     19,971
  #*McDermott International, Inc..........................  8,851     76,561
  #*Miller Energy Resources, Inc..........................    372      1,856
   *Mitcham Industries, Inc...............................    226      3,826
   #Murphy Oil Corp.......................................  6,186    418,916
   #Nabors Industries, Ltd................................ 12,842    197,638
    National Oilwell Varco, Inc...........................  5,192    364,323
   *Natural Gas Services Group, Inc.......................    400      9,740
  #*Newfield Exploration Co...............................  2,133     52,472
  #*Newpark Resources, Inc................................  4,042     46,240
   #Noble Corp............................................ 11,383    434,831
   #Noble Energy, Inc.....................................  4,444    277,706
   #Nordic American Tankers, Ltd..........................     60        569
  #*Northern Oil and Gas, Inc.............................  2,405     31,770
  #*Nuverra Environmental Solutions, Inc.................. 11,351     33,485
  #*Oasis Petroleum, Inc..................................  3,585    150,713
    Occidental Petroleum Corp............................. 10,871    968,063
   #Oceaneering International, Inc........................  3,400    275,706
   *Oil States International, Inc.........................  2,418    235,102
    Panhandle Oil and Gas, Inc. Class A...................    200      5,952
   *Parker Drilling Co....................................  5,444     33,045
   #Patterson-UTI Energy, Inc.............................  6,286    124,274
   *PDC Energy, Inc.......................................  1,658     91,439
   #Peabody Energy Corp...................................  8,164    135,196
  #*Penn Virginia Corp....................................  2,203     11,103
  #*PetroQuest Energy, Inc................................  2,500     11,250
  #*PHI, Inc..............................................    505     17,776
    Phillips 66...........................................  8,162    501,963
  #*Pioneer Energy Services Corp..........................  3,078     20,869
   #Pioneer Natural Resources Co..........................  3,009    465,673
    QEP Resources, Inc....................................  6,074    185,196
   #Range Resources Corp..................................  2,900    229,390
   #Rentech, Inc..........................................  6,215     13,300
  #*Rex Energy Corp.......................................  2,322     44,559
  #*RigNet, Inc...........................................    471     12,858
   *Rosetta Resources, Inc................................  1,900     86,659
  #*Rowan Cos. P.L.C. Class A.............................  4,087    140,388
   #RPC, Inc..............................................  5,625     80,550
  #*SandRidge Energy, Inc................................. 19,866    107,674
    Schlumberger, Ltd..................................... 21,117  1,717,446
    SEACOR Holdings, Inc..................................    900     78,804
    SemGroup Corp. Class A................................  1,695     95,666
    Ship Finance International, Ltd.......................  2,989     48,093
   #SM Energy Co..........................................  2,978    204,678
  #*Southwestern Energy Co................................  7,354    285,262
   #Spectra Energy Corp...................................  7,100    255,529
   *Steel Excel, Inc......................................    300      8,700
  #*Stone Energy Corp.....................................  1,800     43,848
   *Superior Energy Services, Inc.........................  7,836    200,758
  #*Swift Energy Co.......................................    900     11,466

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Energy -- (Continued)
  #*Synergy Resources Corp................................    974 $     7,549
    Targa Resources Corp..................................    987      67,284
   #Teekay Corp...........................................  4,093     162,369
    Tesoro Corp...........................................  1,000      56,850
  #*TETRA Technologies, Inc...............................  1,181      11,952
    TGC Industries, Inc...................................    694       6,225
    Tidewater, Inc........................................  2,116     124,823
    Transocean, Ltd.......................................  7,118     335,685
  #*Triangle Petroleum Corp...............................  1,612      11,445
  #*Ultra Petroleum Corp..................................  5,812     125,830
   *Unit Corp.............................................  2,369     106,795
   *Uranium Energy Corp...................................    455       1,051
  #*USEC, Inc.............................................     90       1,766
  #*Vaalco Energy, Inc....................................  2,200      13,640
    Valero Energy Corp....................................  1,749      62,562
  #*Verenium Corp.........................................    300         654
   #W&T Offshore, Inc.....................................  3,407      55,500
  #*Warren Resources, Inc.................................  2,562       7,353
  #*Weatherford International, Ltd........................ 26,547     370,596
   #Western Refining, Inc.................................  3,300      99,429
  #*Westmoreland Coal Co..................................    400       5,108
   *Whiting Petroleum Corp................................  4,201     216,225
  #*Willbros Group, Inc...................................  1,782      12,795
   #Williams Cos., Inc. (The).............................  6,400     218,688
   #World Fuel Services Corp..............................  4,212     163,173
  #*WPX Energy, Inc.......................................  5,406     103,849
                                                                  -----------
Total Energy..............................................         29,098,666
                                                                  -----------
Financials -- (12.2%)
   #1st Source Corp.......................................    589      16,068
   #1st United Bancorp Inc/Boca Raton.....................    188       1,463
    ACE, Ltd..............................................  5,521     504,509
  #*Affiliated Managers Group, Inc........................    600     108,210
    Aflac, Inc............................................  5,500     339,240
  #*Alexander & Baldwin, Inc..............................  1,818      80,519
  #*Alleghany Corp........................................    458     184,977
   #Allied World Assurance Co. Holdings AG................    822      77,802
    Allstate Corp. (The)..................................  9,275     472,839
   *Altisource Asset Management Corp......................     50      16,800
  #*Altisource Portfolio Solutions SA.....................    500      61,655
  #*Altisource Residential Corp...........................    166       3,182
   *American Capital, Ltd.................................  8,118     110,892
   #American Equity Investment Life Holding Co............  2,258      41,096
    American Express Co...................................  9,376     691,668
    American Financial Group, Inc.........................  3,769     194,820
   *American International Group, Inc.....................  7,375     335,636
    American National Insurance Co........................    600      67,500
   *American Safety Insurance Holdings, Ltd...............    214       6,411
    Ameriprise Financial, Inc.............................  2,606     231,934
   *Ameris Bancorp........................................    460       8,855
    AMERISAFE, Inc........................................    720      25,726
   #Amtrust Financial Services, Inc.......................  2,752     114,566
    Aon P.L.C.............................................  2,773     187,178

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
  #*Arch Capital Group, Ltd...............................   3,636 $  196,889
   #Argo Group International Holdings, Ltd................     500     22,325
   #Arrow Financial Corp..................................     522     13,749
    Arthur J Gallagher & Co...............................   2,500    110,950
   #Aspen Insurance Holdings, Ltd.........................   2,133     79,966
   #Associated Banc-Corp..................................   3,427     58,053
   #Assurant, Inc.........................................   2,100    113,736
    Assured Guaranty, Ltd.................................   5,469    118,349
    Asta Funding, Inc.....................................     300      2,643
   #Astoria Financial Corp................................   4,005     48,861
  #*Atlantic Coast Financial Corp.........................      39        188
  #*Atlanticus Holdings Corp..............................     202        768
   *AV Homes, Inc.........................................      93      1,502
   #Axis Capital Holdings, Ltd............................   2,212     96,355
   #Baldwin & Lyons, Inc. Class B.........................     322      8,601
   #Banc of California, Inc...............................     350      5,152
   #Bancfirst Corp........................................     614     32,100
  #*Bancorp, Inc..........................................     911     13,665
   #BancorpSouth, Inc.....................................   3,266     64,177
    Bank Mutual Corp......................................   1,600      9,936
    Bank of America Corp.................................. 200,476  2,926,950
   #Bank of Hawaii Corp...................................   1,245     69,272
    Bank of Montreal......................................     282     17,518
   #Bank of New York Mellon Corp. (The)...................  18,417    579,215
   #Bank of the Ozarks, Inc...............................   1,026     49,022
    BankFinancial Corp....................................     500      4,300
   #BankUnited, Inc.......................................   3,130     94,651
   #Banner Corp...........................................     661     24,510
   #BB&T Corp.............................................   7,705    274,991
    BBCN Bancorp, Inc.....................................   2,952     43,129
  #*BBX Capital Corp. Class A.............................     166      2,356
   *Beneficial Mutual Bancorp, Inc........................   2,921     25,179
    Berkshire Hills Bancorp, Inc..........................     517     13,494
   #BGC Partners, Inc. Class A............................   4,003     25,139
   #BlackRock, Inc........................................     945    266,452
  #*BofI Holding, Inc.....................................     540     29,295
   #BOK Financial Corp....................................     695     46,350
   #Boston Private Financial Holdings, Inc................   2,818     31,139
   #Brookline Bancorp, Inc................................   2,477     24,423
   #Brown & Brown, Inc....................................   3,900    128,661
   #Bryn Mawr Bank Corp...................................     239      6,682
   #Calamos Asset Management, Inc. Class A................     500      5,325
   #Camden National Corp..................................     200      7,782
   *Capital Bank Financial Corp. Class A..................      25        478
  #*Capital City Bank Group, Inc..........................     200      2,504
   #Capital One Financial Corp............................   8,644    596,609
    CapitalSource, Inc....................................   8,560    103,576
   #Capitol Federal Financial, Inc........................   6,023     75,950
   #Cardinal Financial Corp...............................   1,000     16,360
   #Cash America International, Inc.......................   1,200     50,400
   #Cathay General Bancorp................................   2,951     70,116
    CBOE Holdings, Inc....................................   1,665     83,417
  #*CBRE Group, Inc. Class A..............................   5,174    119,882

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
    Center Bancorp, Inc...................................    336 $    5,064
   #Centerstate Banks, Inc................................    500      4,930
  #*Central Pacific Financial Corp........................  1,019     18,943
   #Charles Schwab Corp. (The)............................  9,809    216,681
    Chemical Financial Corp...............................    706     21,081
   #Chubb Corp. (The).....................................  3,620    313,130
   #Cincinnati Financial Corp.............................  4,012    196,588
   *CIT Group, Inc........................................  3,603    180,546
    Citigroup, Inc........................................ 69,150  3,605,481
  #*Citizens, Inc.........................................  1,605     11,460
    City Holding Co.......................................    600     26,556
   #City National Corp....................................    800     55,624
   #Clifton Savings Bancorp, Inc..........................    307      3,822
    CME Group, Inc........................................  1,800    133,164
    CNA Financial Corp....................................  2,800     99,428
   #CNB Financial Corp....................................    200      3,576
    CNO Financial Group, Inc..............................  7,390    105,529
   #CoBiz Financial, Inc..................................    800      8,032
   #Cohen & Steers, Inc...................................    402     13,817
   #Columbia Banking System, Inc..........................  1,463     36,546
   #Comerica, Inc.........................................  6,293    267,704
   #Commerce Bancshares, Inc..............................  3,443    157,104
   #Community Bank System, Inc............................  1,480     49,639
   #Community Trust Bancorp, Inc..........................    504     20,084
    Corrections Corp. of America..........................  3,260    107,743
  #*Cowen Group, Inc. Class A.............................    828      2,674
    Crawford & Co. Class A................................     53        349
   #Crawford & Co. Class B................................    686      5,392
   *Credit Acceptance Corp................................    757     85,155
   #Cullen/Frost Bankers, Inc.............................  1,000     72,040
   #CVB Financial Corp....................................  3,700     48,433
  #*DFC Global Corp.......................................  1,315     20,369
   #Dime Community Bancshares, Inc........................  1,300     22,815
    Discover Financial Services...........................  3,053    151,154
    Donegal Group, Inc. Class A...........................    642      8,828
  #*E*TRADE Financial Corp................................  4,100     61,090
   #East West Bancorp, Inc................................  5,018    154,705
    Eastern Insurance Holdings, Inc.......................    200      3,906
   #Eaton Vance Corp......................................  1,500     60,705
  #*eHealth, Inc..........................................    500     15,370
    EMC Insurance Group, Inc..............................    430     12,470
    Employers Holdings, Inc...............................  1,000     26,290
  #*Encore Capital Group, Inc.............................  1,364     53,005
   #Endurance Specialty Holdings, Ltd.....................  1,812     95,366
  #*Enstar Group, Ltd.....................................    500     71,840
    Enterprise Financial Services Corp....................    430      7,968
    Erie Indemnity Co. Class A............................    735     59,072
    ESSA Bancorp, Inc.....................................    400      4,540
   #Evercore Partners, Inc. Class A.......................    800     37,936
   #Everest Re Group, Ltd.................................  1,300    173,589
   *Ezcorp, Inc. Class A..................................  1,020     18,442
    FBL Financial Group, Inc. Class A.....................    800     35,384
   #Federal Agricultural Mortgage Corp. Class C...........    301      9,358

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
   #Federated Investors, Inc. Class B.....................  1,300 $   37,739
   #Federated National Holding Co.........................    200      2,038
   #Fidelity National Financial, Inc. Class A.............  4,800    117,504
   #Fifth Third Bancorp...................................  8,123    156,205
    Financial Institutions, Inc...........................    300      6,039
  #*First Acceptance Corp.................................  1,000      1,840
   #First American Financial Corp.........................  3,984     90,556
  #*First BanCorp.........................................  5,979     45,022
   #First Bancorp.........................................    600      9,498
   #First Busey Corp......................................  2,827     14,107
   *First Cash Financial Services, Inc....................    757     40,424
   #First Commonwealth Financial Corp.....................  2,792     20,968
    First Community Bancshares, Inc.......................    500      7,980
    First Defiance Financial Corp.........................    222      5,861
   #First Financial Bancorp...............................  1,807     29,111
   #First Financial Bankshares, Inc.......................    950     58,568
   #First Financial Corp..................................    422     13,994
    First Financial Holdings, Inc.........................    733     40,616
   #First Financial Northwest, Inc........................    400      4,264
    First Interstate Bancsystem, Inc......................    286      6,741
   #First Merchants Corp..................................    466      8,724
    First Midwest Bancorp, Inc............................  2,533     38,679
    First Niagara Financial Group, Inc....................  6,394     68,352
   *First Place Financial Corp............................    400          1
   #First Republic Bank...................................  3,110    134,321
  #*First South Bancorp, Inc..............................    200      1,314
   #FirstMerit Corp.......................................  4,031     90,375
  #*Flagstar Bancorp, Inc.................................    804     13,186
   #Flushing Financial Corp...............................    799     15,149
   #FNB Corp..............................................  5,192     65,627
   *Forest City Enterprises, Inc. Class A.................  6,068    106,311
   *Forestar Group, Inc...................................    800     17,288
    Fox Chase Bancorp, Inc................................    147      2,575
   #Franklin Resources, Inc...............................  4,500    219,960
   #Fulton Financial Corp.................................  7,551     95,067
   #FXCM, Inc. Class A....................................    316      5,214
    GAMCO Investors, Inc. Class A.........................    100      5,641
   *Genworth Financial, Inc. Class A...................... 23,205    301,433
    Geo Group, Inc. (The).................................  2,211     76,766
   #German American Bancorp, Inc..........................    254      7,028
    GFI Group, Inc........................................  2,588     10,352
   #Glacier Bancorp, Inc..................................  2,610     63,527
  #*Gleacher & Co., Inc...................................     52        704
  #*Global Indemnity P.L.C................................    450     11,691
    Goldman Sachs Group, Inc. (The).......................  6,831  1,120,489
   #Great Southern Bancorp, Inc...........................    300      8,760
  #*Green Dot Corp. Class A...............................    747     17,390
   #Greenhill & Co., Inc..................................    779     39,215
  #*Greenlight Capital Re, Ltd. Class A...................  1,100     29,084
   #Guaranty Bancorp......................................    120      1,505
   *Hallmark Financial Services, Inc......................    500      4,885
   #Hampden Bancorp, Inc..................................    100      1,559
   #Hancock Holding Co....................................  1,429     46,814

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
   *Hanmi Financial Corp..................................  1,188 $   20,196
   #Hanover Insurance Group, Inc. (The)...................  1,839     98,993
  #*Harris & Harris Group, Inc............................  1,200      3,744
    Hartford Financial Services Group, Inc................ 13,250    408,895
    HCC Insurance Holdings, Inc...........................  2,600    115,778
   #HCI Group, Inc........................................    300     10,950
   #Heartland Financial USA, Inc..........................    435     12,180
   *Heritage Commerce Corp................................    441      3,241
    Heritage Financial Group, Inc.........................    167      3,196
   #HFF, Inc. Class A.....................................  1,233     25,893
  #*Hilltop Holdings, Inc.................................  2,526     43,018
  #*Home Bancorp, Inc.....................................    196      3,577
   #Home BancShares, Inc..................................  2,076     56,716
    Home Federal Bancorp, Inc.............................    290      4,066
   #Horace Mann Educators Corp............................  1,341     38,004
   *Howard Hughes Corp. (The).............................    683     74,590
   #Hudson Valley Holding Corp............................    261      5,408
    Huntington Bancshares, Inc............................  9,647     82,482
   #Iberiabank Corp.......................................  1,126     66,209
   *ICG Group, Inc........................................  1,306     15,842
   #Independence Holding Co...............................    330      4,630
   #Independent Bank Corp.................................    700     26,068
    Interactive Brokers Group, Inc. Class A...............  1,595     25,839
  #*IntercontinentalExchange, Inc.........................    700    127,715
   #International Bancshares Corp.........................  2,116     51,228
  #*INTL. FCStone, Inc....................................    459      8,496
    Invesco, Ltd.......................................... 11,715    377,106
  #*Investment Technology Group, Inc......................  1,000     14,210
   #Investors Bancorp, Inc................................  3,967     88,067
   #Janus Capital Group, Inc..............................  7,729     72,421
    JMP Group, Inc........................................    400      2,840
    Jones Lang LaSalle, Inc...............................  1,600    145,648
    JPMorgan Chase & Co................................... 62,359  3,475,267
   *KCG Holdings, Inc. Class A............................    208      1,918
  #*Kearny Financial Corp.................................    900      9,324
    Kemper Corp...........................................  2,152     75,212
   #Kennedy-Wilson Holdings, Inc..........................  1,495     25,565
   #KeyCorp............................................... 23,198    285,103
   #Lakeland Bancorp, Inc.................................    551      6,193
    Lakeland Financial Corp...............................    500     15,775
    Lazard, Ltd. Class A..................................  1,883     68,466
   #Legg Mason, Inc.......................................  8,127    279,488
    Leucadia National Corp................................  6,051    162,348
   #Life Partners Holdings, Inc...........................    312        817
   #Lincoln National Corp.................................  4,700    195,849
    LPL Financial Holdings, Inc...........................  1,825     69,460
   #M&T Bank Corp.........................................  3,175    371,030
   #Maiden Holdings, Ltd..................................  1,756     21,353
   #MainSource Financial Group, Inc.......................    700     10,122
   *Markel Corp...........................................    358    189,740
    MarketAxess Holdings, Inc.............................    800     41,360
    Marlin Business Services Corp.........................    342      7,825
    Marsh & McLennan Cos., Inc............................  5,434    227,522

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
  #*Maui Land & Pineapple Co., Inc........................    300 $  1,268
    MB Financial, Inc.....................................  1,811   52,121
  #*MBIA, Inc.............................................  6,916   93,366
  #*MBT Financial Corp....................................    300    1,188
   #MCG Capital Corp......................................  2,400   13,176
   #McGraw-Hill Cos., Inc. (The)..........................  3,314  205,004
   #Meadowbrook Insurance Group, Inc......................  1,600   12,144
   #Medallion Financial Corp..............................    600    9,054
    Mercury General Corp..................................  2,001   88,444
  #*Meridian Interstate Bancorp, Inc......................    478    9,780
    MetLife, Inc.......................................... 18,392  890,541
   *Metro Bancorp, Inc....................................    400    8,744
  #*MGIC Investment Corp..................................  3,341   25,525
   #Montpelier Re Holdings, Ltd...........................  1,800   48,618
    Moody's Corp..........................................  2,097  142,114
   #Morgan Stanley........................................ 31,284  851,238
  #*MSCI, Inc.............................................  2,953  103,503
    NASDAQ OMX Group, Inc. (The)..........................  1,705   55,242
   #National Interstate Corp..............................    500   13,625
   #National Penn Bancshares, Inc.........................  5,514   59,496
   *Navigators Group, Inc. (The)..........................    533   30,893
   #NBT Bancorp, Inc......................................  1,133   25,572
    Nelnet, Inc. Class A..................................  1,300   50,544
   #New York Community Bancorp, Inc.......................  7,595  115,216
  #*NewBridge Bancorp.....................................    300    2,457
  #*NewStar Financial, Inc................................  1,500   23,100
   #Northeast Community Bancorp, Inc......................    300    1,968
    Northern Trust Corp................................... 10,062  589,029
   #Northfield Bancorp, Inc...............................  2,004   23,487
   #Northwest Bancshares, Inc.............................  3,449   47,665
    NYSE Euronext.........................................  2,726  114,928
    OceanFirst Financial Corp.............................    597   10,197
   *Ocwen Financial Corp..................................  2,649  126,145
    OFG Bancorp...........................................  1,501   27,723
    Old Republic International Corp.......................  6,763   97,725
  #*Old Second Bancorp, Inc...............................    300    1,824
   *OmniAmerican Bancorp, Inc.............................    438   10,354
    OneBeacon Insurance Group, Ltd. Class A...............    822   11,919
    Oritani Financial Corp................................  1,450   23,577
   #Pacific Continental Corp..............................    400    4,932
   #PacWest Bancorp.......................................  1,378   48,809
    Park National Corp....................................    600   47,340
   *Park Sterling Corp....................................  1,039    6,961
   #PartnerRe, Ltd........................................  1,500  134,310
   #People's United Financial, Inc........................  3,350   50,250
   #Peoples Bancorp, Inc..................................    300    6,747
  #*PHH Corp..............................................  2,035   46,113
  #*Phoenix Cos., Inc. (The)..............................    130    5,547
  #*PICO Holdings, Inc....................................    641   14,031
  #*Pinnacle Financial Partners, Inc......................  1,087   30,958
  #*Piper Jaffray Cos.....................................    400   13,420
    Platinum Underwriters Holdings, Ltd...................  1,322   76,795
    PNC Financial Services Group, Inc. (The)..............  6,851  521,019

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
   *Popular, Inc..........................................  3,757 $123,605
  #*Portfolio Recovery Associates, Inc....................    800  119,448
    Primerica, Inc........................................  2,242   92,012
  #*Primus Guaranty, Ltd..................................    500    5,050
   #Principal Financial Group, Inc........................  8,726  378,359
   #PrivateBancorp, Inc...................................  2,885   68,057
    ProAssurance Corp.....................................  2,591  138,696
   #Progressive Corp. (The)...............................  7,590  197,416
   #Prosperity Bancshares, Inc............................  2,000  118,040
   #Protective Life Corp..................................  2,279   98,749
   #Provident Financial Services, Inc.....................  2,132   37,928
   #Provident New York Bancorp............................  1,000   10,850
    Prudential Financial, Inc.............................  7,577  598,356
   #Radian Group, Inc.....................................  1,600   22,480
   #Raymond James Financial, Inc..........................  2,315  102,022
   #Regions Financial Corp................................ 30,697  307,277
   #Reinsurance Group of America, Inc.....................  1,867  127,124
   #RenaissanceRe Holdings, Ltd...........................  1,300  113,061
   #Renasant Corp.........................................    684   18,742
   #Republic Bancorp, Inc. Class A........................    338    8,845
  #*Republic First Bancorp, Inc...........................    200      672
   #Resource America, Inc. Class A........................    551    4,573
   *Riverview Bancorp, Inc................................    100      260
   #RLI Corp..............................................    840   69,334
   #Rockville Financial, Inc..............................    760    9,956
   #Roma Financial Corp...................................    600   11,460
   #Ryman Hospitality Properties..........................    966   35,984
   #S&T Bancorp, Inc......................................    953   23,329
  #*Safeguard Scientifics, Inc............................    719   10,749
   #Safety Insurance Group, Inc...........................    500   26,885
    Sandy Spring Bancorp, Inc.............................    703   17,181
  #*Seacoast Banking Corp. of Florida.....................  2,810    6,632
    SEI Investments Co....................................  2,470   78,077
   #Selective Insurance Group, Inc........................  2,025   49,511
  #*Signature Bank........................................  1,300  119,015
   #Simmons First National Corp. Class A..................    700   19,145
    Simplicity Bancorp, Inc...............................    100    1,481
    SLM Corp..............................................  2,545   62,887
   oSouthern Community Financial..........................    300       66
   #Southside Bancshares, Inc.............................    695   17,368
  #*Southwest Bancorp, Inc................................    200    2,992
  #*St Joe Co. (The)......................................  1,702   38,601
   #StanCorp Financial Group, Inc.........................  2,281  121,098
    State Auto Financial Corp.............................    800   16,240
    State Street Corp..................................... 10,000  696,700
    StellarOne Corp.......................................    500   10,590
   #Sterling Bancorp......................................  1,100   14,905
   #Stewart Information Services Corp.....................    700   21,651
  #*Stifel Financial Corp.................................  2,194   82,604
   *Suffolk Bancorp.......................................    100    1,815
  #*Sun Bancorp, Inc......................................    201      667
    SunTrust Banks, Inc...................................  4,780  166,296
   #Susquehanna Bancshares, Inc...........................  7,653  101,785

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
   *SVB Financial Group...................................  1,700 $  148,274
  #*SWS Group, Inc........................................    700      4,172
   #SY Bancorp, Inc.......................................    564     15,583
   #Symetra Financial Corp................................  1,872     33,659
   #Synovus Financial Corp................................ 28,014     93,287
    T Rowe Price Group, Inc...............................  1,500    112,860
   *Taylor Capital Group, Inc.............................    494     11,080
   #TCF Financial Corp....................................  6,235     95,021
   #TD Ameritrade Holding Corp............................  2,892     78,171
   *Tejon Ranch Co........................................    400     13,516
   #Territorial Bancorp, Inc..............................    368      8,368
  #*Texas Capital Bancshares, Inc.........................  1,192     54,224
   *TFS Financial Corp....................................  3,709     43,284
   #Thomas Properties Group, Inc..........................    667      3,775
   #Tompkins Financial Corp...............................    520     23,468
   #Torchmark Corp........................................    363     25,802
   #Tower Group International, Ltd........................  1,315     28,759
    TowneBank.............................................    320      5,110
   #Travelers Cos., Inc. (The)............................  6,200    518,010
   #Tree.com, Inc.........................................    172      3,249
   #Trico Bancshares......................................    400      8,664
   #TrustCo Bank Corp.....................................  3,609     21,437
    Trustmark Corp........................................  2,320     62,570
    U.S. Bancorp.......................................... 22,168    827,310
   #UMB Financial Corp....................................  1,447     86,531
   #Umpqua Holdings Corp..................................  4,349     73,237
   #Union First Market Bankshares Corp....................    910     20,111
   #United Bankshares, Inc................................  1,775     50,268
  #*United Community Banks, Inc...........................  2,088     28,459
    United Financial Bancorp, Inc.........................    559      8,726
   #United Fire Group, Inc................................    930     24,189
   #Universal Insurance Holdings, Inc.....................  1,435     11,279
   #Univest Corp. of Pennsylvania.........................    628     12,742
   #Unum Group............................................  8,400    265,776
    Validus Holdings, Ltd.................................  2,829    100,231
   #Valley National Bancorp...............................  7,408     76,673
   #ViewPoint Financial Group, Inc........................  1,477     31,859
   *Virginia Commerce Bancorp, Inc........................    747     11,227
  #*Virtus Investment Partners, Inc.......................    305     56,883
   #Waddell & Reed Financial, Inc. Class A................  1,100     56,166
  #*Walker & Dunlop, Inc..................................    646     11,912
    Washington Banking Co.................................    400      5,820
   #Washington Federal, Inc...............................  3,765     81,889
   #Washington Trust Bancorp, Inc.........................    460     14,876
  #*Waterstone Financial, Inc.............................    700      7,616
    Webster Financial Corp................................  3,005     81,856
    Wells Fargo & Co...................................... 88,485  3,849,097
   #WesBanco, Inc.........................................    833     24,532
   #West BanCorp., Inc....................................    300      4,104
   #Westamerica BanCorp...................................    618     29,658
  #*Western Alliance Bancorp..............................  2,804     49,715
   #Westfield Financial, Inc..............................    900      6,264
   #Westwood Holdings Group, Inc..........................     96      4,775

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Financials -- (Continued)
   #Willis Group Holdings P.L.C...........................  2,269 $    97,113
   #Wilshire Bancorp, Inc.................................  2,391      21,017
   #Wintrust Financial Corp...............................  1,297      53,060
  #*World Acceptance Corp.................................    400      33,312
   #WR Berkley Corp.......................................  2,502     106,010
   #WSFS Financial Corp...................................     82       4,881
   #XL Group P.L.C........................................ 13,031     408,522
   *Yadkin Financial Corp.................................     96       1,497
    Zions BanCorp.........................................  4,695     139,160
  #*ZipRealty, Inc........................................    700       2,324
                                                                  -----------
Total Financials..........................................         46,337,591
                                                                  -----------
Health Care -- (8.8%)
   #Abaxis, Inc...........................................    400      16,840
    Abbott Laboratories................................... 11,400     417,582
    AbbVie, Inc........................................... 11,400     518,472
  #*ABIOMED, Inc..........................................     85       2,132
  #*Accuray, Inc..........................................  2,534      15,736
  #*Acorda Therapeutics, Inc..............................  1,213      46,058
  #*Actavis, Inc..........................................  2,200     295,394
    Aetna, Inc............................................  8,334     534,793
  #*Affymax, Inc..........................................    900       1,557
  #*Affymetrix, Inc.......................................  1,997       7,589
   #Agilent Technologies, Inc.............................  4,100     183,393
   #Air Methods Corp......................................  1,706      57,305
  #*Albany Molecular Research, Inc........................    956      12,151
   *Alere, Inc............................................  1,766      58,984
  #*Align Technology, Inc.................................  1,878      80,829
   *Alkermes P.L.C........................................  3,904     131,096
    Allergan, Inc.........................................  4,600     419,152
  #*Allscripts Healthcare Solutions, Inc.................. 10,304     162,906
   #Almost Family, Inc....................................    158       3,023
  #*Alnylam Pharmaceuticals, Inc..........................    926      42,753
   *Alphatec Holdings, Inc................................    583       1,341
  #*AMAG Pharmaceuticals, Inc.............................     80       1,800
  #*Amedisys, Inc.........................................  1,224      15,312
    AmerisourceBergen Corp................................  2,784     162,224
    Amgen, Inc............................................  7,174     776,872
   *AMN Healthcare Services, Inc..........................  1,772      26,190
  #*Amsurg Corp...........................................  1,512      59,134
    Analogic Corp.........................................    500      35,695
  #*AngioDynamics, Inc....................................    377       4,505
  #*Anika Therapeutics, Inc...............................    680      13,675
  #*Ariad Pharmaceuticals, Inc............................  2,271      42,195
  #*ArthroCare Corp.......................................  1,048      38,001
  #*Astex Pharmaceuticals.................................  4,498      23,525
  #*athenahealth, Inc.....................................    765      85,642
   *AtriCure, Inc.........................................    100         966
  #*Baxano Surgical, Inc..................................    300         597
    Baxter International, Inc.............................  5,400     394,416
    Becton Dickinson and Co...............................  2,500     259,300
   *Bio-Rad Laboratories, Inc. Class A....................    200      24,398
  #*Bio-Reference Labs, Inc...............................  1,000      26,750

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Health Care -- (Continued)
   *Biogen Idec, Inc......................................  2,800 $610,764
   *BioMarin Pharmaceutical, Inc..........................    600   38,790
  #*BioScrip, Inc.........................................  3,131   50,879
    BioTelemetry, Inc.....................................    640    4,838
  #*Boston Scientific Corp................................ 62,279  680,087
  #*Bovie Medical Corp....................................    300      900
    Bristol-Myers Squibb Co............................... 17,431  753,716
  #*Brookdale Senior Living, Inc..........................  5,222  152,065
  #*Bruker Corp...........................................  4,940   88,525
   *Cambrex Corp..........................................    713   10,445
   #Cantel Medical Corp...................................  1,605   42,597
   *Capital Senior Living Corp............................  1,099   25,321
   #Cardinal Health, Inc..................................  4,500  225,405
   *CareFusion Corp.......................................  7,097  273,731
   *Catamaran Corp........................................  1,188   62,726
   *Celgene Corp..........................................  4,200  616,812
  #*Celldex Therapeutics, Inc.............................  1,699   34,796
  #*Centene Corp..........................................  1,900  105,393
  #*Cepheid, Inc..........................................  1,000   34,870
  #*Cerner Corp...........................................  2,222  108,878
  #*Charles River Laboratories International, Inc.........  1,098   50,003
   #Chemed Corp...........................................    700   49,413
  #*Chindex International, Inc............................    393    6,728
    Cigna Corp............................................  5,298  412,343
    Community Health Systems, Inc.........................  5,091  234,491
   #Computer Programs & Systems, Inc......................    184   10,256
    CONMED Corp...........................................  1,261   41,361
    Cooper Cos., Inc. (The)...............................  2,104  267,944
   *Corvel Corp...........................................    866   29,349
  #*Covance, Inc..........................................  1,146   94,545
    Covidien P.L.C........................................  4,400  271,172
   #CR Bard, Inc..........................................  1,168  133,853
   *Cross Country Healthcare, Inc.........................    700    3,948
    CryoLife, Inc.........................................    900    6,372
  #*Cumberland Pharmaceuticals, Inc.......................    290    1,624
  #*Cutera, Inc...........................................    527    5,033
  #*Cyberonics, Inc.......................................    600   31,194
  #*Cynosure, Inc. Class A................................    827   23,545
   *DaVita HealthCare Partners, Inc.......................  1,802  209,771
   #DENTSPLY International, Inc...........................  2,400  102,912
  #*Edwards Lifesciences Corp.............................  1,734  123,773
    Eli Lilly & Co........................................  6,785  360,351
   *Emergent Biosolutions, Inc............................  1,107   19,583
  #*Emeritus Corp.........................................    948   21,984
  #*Endo Health Solutions, Inc............................  2,700  103,842
  #*Endocyte, Inc.........................................    561   10,081
    Ensign Group, Inc. (The)..............................    738   28,221
  #*Enzo Biochem, Inc.....................................    646    1,408
   #Enzon Pharmaceuticals, Inc............................  1,612    3,224
   *Exactech, Inc.........................................    500   10,795
  #*ExamWorks Group, Inc..................................    606   14,714
   *Express Scripts Holding Co............................  9,782  641,210
   *Five Star Quality Care, Inc...........................  1,814   10,739

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Health Care -- (Continued)
   *Forest Laboratories, Inc..............................  3,130 $  136,343
   *Furiex Pharmaceuticals, Inc...........................    175      7,698
  #*Gentiva Health Services, Inc..........................  1,425     15,305
  #*Gilead Sciences, Inc.................................. 16,228    997,211
  #*Greatbatch, Inc.......................................  1,002     37,876
  #*Haemonetics Corp......................................  2,427    102,468
  #*Hanger, Inc...........................................  1,400     51,688
  #*Harvard Bioscience, Inc...............................    600      3,210
    HCA Holdings, Inc.....................................  3,474    135,486
  #*Health Management Associates, Inc. Class A............ 11,318    152,567
   *Health Net, Inc.......................................  3,580    109,799
  #*HealthSouth Corp......................................  2,233     72,707
  #*HealthStream, Inc.....................................    600     18,900
  #*Healthways, Inc.......................................  1,491     25,586
  #*Henry Schein, Inc.....................................  1,951    202,572
   #Hi-Tech Pharmacal Co., Inc............................    500     17,970
   #Hill-Rom Holdings, Inc................................  2,079     77,069
  #*HMS Holdings Corp.....................................    353      8,539
   *Hologic, Inc..........................................  9,359    212,449
  #*Hospira, Inc..........................................  5,640    229,548
   #Humana, Inc...........................................  6,709    612,263
   *ICU Medical, Inc......................................    660     47,315
  #*IDEXX Laboratories, Inc...............................    800     78,392
  #*Illumina, Inc.........................................  1,176     93,868
   *Impax Laboratories, Inc...............................  2,100     43,554
  #*Incyte Corp., Ltd.....................................  4,210     98,556
  #*Infinity Pharmaceuticals, Inc.........................    498     10,548
  #*Integra LifeSciences Holdings Corp....................  1,064     41,911
    Invacare Corp.........................................    890     13,893
  #*IPC The Hospitalist Co., Inc..........................    573     28,862
  #*Isis Pharmaceuticals, Inc.............................    234      6,751
   *Jazz Pharmaceuticals P.L.C............................  1,800    135,918
    Johnson & Johnson..................................... 30,243  2,827,721
  #*Kindred Healthcare, Inc...............................  2,179     33,469
  #*Laboratory Corp. of America Holdings..................    900     87,066
   #Landauer, Inc.........................................    260     12,810
  #*Lannett Co., Inc......................................    400      5,556
   #LeMaitre Vascular, Inc................................    500      3,445
  #*LHC Group, Inc........................................    689     15,806
   *Life Technologies Corp................................  7,324    546,370
   *LifePoint Hospitals, Inc..............................  2,976    146,300
  #*Luminex Corp..........................................    897     17,859
   *Magellan Health Services, Inc.........................  1,296     74,066
  #*Mallinckrodt P.L.C....................................    550     25,240
   #Masimo Corp...........................................  2,577     60,018
    McKesson Corp.........................................  2,433    298,432
   *MedAssets, Inc........................................  3,169     68,989
  o*MedCath Corp..........................................    117        160
   *Medical Action Industries, Inc........................    300      2,757
  #*Medicines Co. (The)...................................  1,638     50,614
   *Medidata Solutions, Inc...............................    224     20,727
  #*Medivation, Inc.......................................    928     53,703
  #*MEDNAX, Inc...........................................  2,400    233,808

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Health Care -- (Continued)
    Medtronic, Inc........................................ 13,479 $  744,580
    Merck & Co., Inc...................................... 39,796  1,916,973
   #Meridian Bioscience, Inc..............................    854     21,119
  #*Merit Medical Systems, Inc............................  1,779     23,376
  #*Mettler-Toledo International, Inc.....................    300     66,180
  #*Molina Healthcare, Inc................................  2,336     86,712
  #*Momenta Pharmaceuticals, Inc..........................  1,446     24,958
   *MWI Veterinary Supply, Inc............................    430     61,133
   *Mylan, Inc............................................    400     13,424
  #*Myriad Genetics, Inc..................................  2,499     74,145
   #National Healthcare Corp..............................    500     24,015
  #*Natus Medical, Inc....................................  1,182     15,118
  #*NuVasive, Inc.........................................  1,987     45,343
   #Omnicare, Inc.........................................  4,650    245,474
  #*Omnicell, Inc.........................................  1,529     32,262
   *Onyx Pharmaceuticals, Inc.............................  1,400    183,820
  #*Opko Health, Inc......................................  6,200     46,190
  #*OraSure Technologies, Inc.............................    625      2,769
  #*Orthofix International NV.............................    449     10,197
   #Owens & Minor, Inc....................................  3,014    108,383
  #*PAREXEL International Corp............................  1,794     88,713
   #Patterson Cos., Inc...................................  3,919    160,248
   *PDI, Inc..............................................    200        930
   #PDL BioPharma, Inc....................................  4,450     36,134
    PerkinElmer, Inc......................................  4,931    168,098
   #Perrigo Co............................................    764     95,034
   #Pfizer, Inc........................................... 48,189  1,408,564
  #*PharMerica Corp.......................................  1,213     17,758
  #*PhotoMedex, Inc.......................................      6         96
  #*Pozen, Inc............................................    739      4,249
  #*Progenics Pharmaceuticals, Inc........................    924      5,535
   *Providence Service Corp. (The)........................    447     12,324
   #Quality Systems, Inc..................................  1,799     41,143
    Quest Diagnostics, Inc................................  3,376    196,855
   #Questcor Pharmaceuticals, Inc.........................  1,000     66,820
  #*Quidel Corp...........................................  1,116     29,875
  #*RadNet, Inc...........................................    600      1,668
  #*Regeneron Pharmaceuticals, Inc........................    754    203,625
  #*Repligen Corp.........................................    989     10,058
   #ResMed, Inc...........................................  2,676    127,511
  #*Rigel Pharmaceuticals, Inc............................  1,688      6,431
  #*Rochester Medical Corp................................    271      4,005
  #*RTI Biologics, Inc....................................  2,790     10,937
  #*Salix Pharmaceuticals, Ltd............................  1,190     87,941
  #*Sangamo Biosciences, Inc..............................     26        254
  #*Santarus, Inc.........................................    674     16,392
  #*Sciclone Pharmaceuticals, Inc.........................  1,491      9,334
  #*Seattle Genetics, Inc.................................  1,709     69,249
    Select Medical Holdings Corp..........................  5,549     49,775
   *Sirona Dental Systems, Inc............................  2,500    176,500
  #*Skilled Healthcare Group, Inc. Class A................    700      4,564
  #*Solta Medical, Inc....................................  2,296      6,222
   *Spectranetics Corp....................................    600     10,812

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Health Care -- (Continued)
   #Spectrum Pharmaceuticals, Inc.........................  1,060 $     8,946
   #St Jude Medical, Inc..................................  3,829     200,601
  #*Staar Surgical Co.....................................    500       5,255
    STERIS Corp...........................................  2,672     120,293
    Stryker Corp..........................................  2,500     176,150
   *SurModics, Inc........................................    714      14,451
   *Symmetry Medical, Inc.................................  1,706      14,859
   *Team Health Holdings, Inc.............................  1,765      70,988
   #Teleflex, Inc.........................................  1,814     144,086
  #*Tenet Healthcare Corp.................................  2,597     115,956
  #*Theragenics Corp......................................    600       1,224
  #*Theravance, Inc.......................................    386      14,884
   #Thermo Fisher Scientific, Inc.........................  5,117     466,210
  #*Thoratec Corp.........................................  2,700      88,533
   *Tornier NV............................................    218       3,575
  #*Triple-S Management Corp. Class B.....................    800      17,408
    UnitedHealth Group, Inc............................... 21,670   1,578,660
   #Universal American Corp...............................  2,009      21,778
    Universal Health Services, Inc. Class B...............  1,943     135,913
    US Physical Therapy, Inc..............................    424      12,135
  #*Vanguard Health Systems, Inc..........................  3,093      64,675
  #*Varian Medical Systems, Inc...........................  1,719     124,628
  #*Vascular Solutions, Inc...............................    600       9,696
   *VCA Antech, Inc.......................................  4,571     131,462
  #*Vertex Pharmaceuticals, Inc...........................  1,922     153,376
  #*ViroPharma, Inc.......................................  2,336      80,172
    Warner Chilcott P.L.C. Class A........................  1,900      40,489
  #*Waters Corp...........................................  1,800     181,692
  #*WellCare Health Plans, Inc............................  1,400      85,442
   #WellPoint, Inc........................................  6,525     558,279
    West Pharmaceutical Services, Inc.....................  1,600     118,016
   *Wright Medical Group, Inc.............................  1,822      49,959
  #*XenoPort, Inc.........................................    111         598
   #Zimmer Holdings, Inc..................................  5,344     446,117
    Zoetis, Inc........................................... 15,188     452,769
                                                                  -----------
Total Health Care.........................................         33,252,441
                                                                  -----------
Industrials -- (9.1%)
   #3M Co.................................................  5,334     626,372
    AAON, Inc.............................................  1,125      24,266
   #AAR Corp..............................................  1,540      37,330
    ABM Industries, Inc...................................  2,100      54,390
   #Acacia Research Corp..................................  1,906      43,495
  #*ACCO Brands Corp......................................  4,257      28,139
    Aceto Corp............................................  1,000      15,520
   #Acorn Energy, Inc.....................................    200       1,736
   #Actuant Corp. Class A.................................  3,519     124,256
   #Acuity Brands, Inc....................................    600      51,900
   #ADT Corp. (The).......................................  6,133     245,811
  #*Advisory Board Co. (The)..............................    600      35,214
  #*AECOM Technology Corp.................................  4,952     167,873
  #*Aegion Corp...........................................  1,353      30,875
  #*Aerovironment, Inc....................................    903      20,417

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
   #AGCO Corp.............................................  3,296 $185,400
   *Air Transport Services Group, Inc.....................  1,100    7,348
    Aircastle, Ltd........................................  2,100   36,918
   #Alamo Group, Inc......................................    400   16,668
  #*Alaska Air Group, Inc.................................  1,200   73,404
   #Albany International Corp. Class A....................  1,347   46,485
    Allegiant Travel Co...................................    500   48,690
    Alliant Techsystems, Inc..............................  1,532  142,629
   #Altra Holdings, Inc...................................    968   24,142
    AMERCO................................................    573   95,301
  #*Ameresco, Inc. Class A................................    546    4,990
   #American Railcar Industries, Inc......................    800   28,744
    American Science & Engineering, Inc...................    300   18,237
  #*American Superconductor Corp..........................    439    1,102
  #*American Woodmark Corp................................    400   13,876
   #AMETEK, Inc...........................................  3,543  163,970
    Ampco-Pittsburgh Corp.................................    357    6,869
   #AO Smith Corp.........................................  4,400  181,808
   #Apogee Enterprises, Inc...............................  1,700   45,492
   #Applied Industrial Technologies, Inc..................  1,400   73,024
   #Argan, Inc............................................    422    6,689
   #Arkansas Best Corp....................................    843   18,293
  #*Armstrong World Industries, Inc.......................  1,596   79,928
   #Astec Industries, Inc.................................  1,000   35,000
   *Astronics Corp........................................    253    9,996
  #*Atlas Air Worldwide Holdings, Inc.....................    786   35,087
   #Avery Dennison Corp...................................  5,104  228,302
  #*Avis Budget Group, Inc................................  2,896   91,629
    AZZ, Inc..............................................  1,009   38,170
  #*B/E Aerospace, Inc....................................  2,400  167,304
   #Babcock & Wilcox Co. (The)............................  3,044   92,964
   #Barnes Group, Inc.....................................  2,050   67,650
    Barrett Business Services, Inc........................    297   20,867
  #*Beacon Roofing Supply, Inc............................  1,989   81,131
   #Belden, Inc...........................................  1,640   96,120
   *Blount International, Inc.............................    900   11,862
  #*BlueLinx Holdings, Inc................................  1,514    2,801
    Boeing Co. (The)......................................  4,800  504,480
    Brady Corp. Class A...................................  1,950   64,876
   #Briggs & Stratton Corp................................  2,000   40,500
    Brink's Co. (The).....................................  2,100   56,133
  #*Builders FirstSource, Inc.............................    800    4,720
   *CAI International, Inc................................    425    8,921
    Carlisle Cos., Inc....................................  1,958  132,635
  #*Casella Waste Systems, Inc. Class A...................    900    4,293
   #Caterpillar, Inc......................................  5,600  464,296
  #*CBIZ, Inc.............................................  1,118    8,117
    CDI Corp..............................................    500    7,865
   #Ceco Environmental Corp...............................    600    8,016
   #Celadon Group, Inc....................................    500   10,055
   #CH Robinson Worldwide, Inc............................  1,698  101,235
  #*Chart Industries, Inc.................................  1,000  113,700
    Chicago Bridge & Iron Co. NV..........................    399   23,772

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
   #Cintas Corp...........................................  3,600 $171,036
    CIRCOR International, Inc.............................    600   31,512
   #CLARCOR, Inc..........................................  1,400   76,972
  #*Clean Harbors, Inc....................................  1,500   84,660
    CNH Global NV.........................................    232   10,902
   #Coleman Cable, Inc....................................    153    3,325
   *Colfax Corp...........................................  3,202  169,930
   *Columbus McKinnon Corp................................    699   15,462
    Comfort Systems USA, Inc..............................  1,453   22,449
  #*Commercial Vehicle Group, Inc.........................  1,000    7,240
    Con-way, Inc..........................................  1,365   56,579
  #*Consolidated Graphics, Inc............................    280   15,005
   *Copart, Inc...........................................  3,600  117,036
    Corporate Executive Board Co. (The)...................    778   52,461
   #Courier Corp..........................................    400    6,208
    Covanta Holding Corp..................................  2,200   45,782
  #*CPI Aerostructures, Inc...............................    300    3,363
   *CRA International, Inc................................    400    7,656
    Crane Co..............................................    704   42,874
   #Cubic Corp............................................    956   48,326
    Cummins, Inc..........................................  2,740  332,061
    Danaher Corp..........................................  4,950  333,333
   #Deere & Co............................................  4,611  383,036
   *Delta Air Lines, Inc.................................. 10,054  213,446
   #Deluxe Corp...........................................  2,128   87,269
  #*DigitalGlobe, Inc.....................................  2,667   86,411
  #*Dolan Co. (The).......................................  1,291    3,279
    Donaldson Co., Inc....................................  4,000  145,000
   #Douglas Dynamics, Inc.................................    841   12,085
    Dover Corp............................................  3,270  280,043
   *Ducommun, Inc.........................................    200    4,568
   #Dun & Bradstreet Corp. (The)..........................  2,115  219,177
  #*DXP Enterprises, Inc..................................    400   27,600
   *Dycom Industries, Inc.................................  1,200   31,776
   #Dynamic Materials Corp................................    497    9,637
    Eaton Corp. P.L.C.....................................  9,359  645,303
  #*Echo Global Logistics, Inc............................    662   14,412
    EMCOR Group, Inc......................................  2,901  119,753
    Emerson Electric Co...................................  9,583  588,109
   #Encore Wire Corp......................................    782   32,617
  #*Energy Recovery, Inc..................................    975    4,261
  #*EnerNOC, Inc..........................................  1,220   19,056
   #EnerSys, Inc..........................................  2,000  105,840
  #*Engility Holdings, Inc................................    441   14,372
    Ennis, Inc............................................  1,000   18,530
  #*EnPro Industries, Inc.................................    801   45,521
   #Equifax, Inc..........................................  2,400  151,752
   #ESCO Technologies, Inc................................  1,418   49,105
  #*Esterline Technologies Corp...........................  1,300  105,872
    Exelis, Inc...........................................  7,490  110,702
   #Expeditors International of Washington, Inc...........  3,885  156,643
    Exponent, Inc.........................................    300   19,836
   #Fastenal Co...........................................  4,596  225,250

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Federal Signal Corp...................................   2,530 $   24,541
    FedEx Corp............................................   2,758    292,348
  #*Flow International Corp...............................     800      3,088
    Flowserve Corp........................................   2,400    136,032
    Fluor Corp............................................   3,089    193,248
    Fortune Brands Home & Security, Inc...................   2,238     92,452
    Forward Air Corp......................................     400     14,628
   *Franklin Covey Co.....................................     400      6,456
   #Franklin Electric Co., Inc............................   1,400     52,164
   #FreightCar America, Inc...............................     400      7,284
  #*FTI Consulting, Inc...................................   1,955     72,843
  #*Fuel Tech, Inc........................................     100        370
  #*Furmanite Corp........................................   1,258      9,422
   #G&K Services, Inc. Class A............................     393     20,754
   #GATX Corp.............................................   1,274     57,559
  #*Genco Shipping & Trading, Ltd.........................   1,212      2,521
  #*Gencor Industries, Inc................................     300      2,310
  #*GenCorp, Inc..........................................   1,473     25,792
   #Generac Holdings, Inc.................................   2,221     96,280
   #General Cable Corp....................................   2,001     63,072
   #General Dynamics Corp.................................   2,700    230,418
    General Electric Co................................... 131,590  3,206,848
   *Genesee & Wyoming, Inc. Class A.......................   1,400    125,524
  #*Gibraltar Industries, Inc.............................   1,224     18,850
    Global Power Equipment Group, Inc.....................     464      8,389
   #Gorman-Rupp Co. (The).................................     700     24,311
   *GP Strategies Corp....................................     500     13,205
    Graco, Inc............................................   1,100     76,758
  #*GrafTech International, Ltd...........................   2,201     16,552
    Graham Corp...........................................     200      6,538
   #Granite Construction, Inc.............................   1,548     46,827
   #Great Lakes Dredge & Dock Corp........................   2,200     16,918
  #*Greenbrier Cos., Inc..................................     986     22,550
   #Griffon Corp..........................................   1,790     21,301
   #H&E Equipment Services, Inc...........................   1,296     29,601
   #Harsco Corp...........................................   3,652     94,076
  #*Hawaiian Holdings, Inc................................   1,300      9,932
   #Heartland Express, Inc................................   2,788     41,039
   #HEICO Corp............................................     788     44,758
    HEICO Corp. Class A...................................   1,145     46,052
    Heidrick & Struggles International, Inc...............     505      7,767
    Herman Miller, Inc....................................   1,088     30,584
  #*Hertz Global Holdings, Inc............................  18,360    470,200
   *Hexcel Corp...........................................   3,195    112,496
  #*Hill International, Inc...............................   1,100      3,454
   #HNI Corp..............................................   1,404     53,506
   #Houston Wire & Cable Co...............................     600      8,898
  #*Hub Group, Inc. Class A...............................     800     30,600
    Hubbell, Inc. Class B.................................   1,724    185,071
  #*Hudson Global, Inc....................................     800      1,896
   #Huntington Ingalls Industries, Inc....................   1,601     99,550
    Hurco Cos., Inc.......................................     200      5,700
   *Huron Consulting Group, Inc...........................     770     39,224

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
    Hyster-Yale Materials Handling, Inc...................    600 $ 39,006
  #*ICF International, Inc................................    997   33,290
   #IDEX Corp.............................................  2,800  167,020
  #*IHS, Inc. Class A.....................................    800   87,824
  #*II-VI, Inc............................................  2,048   36,209
   #Illinois Tool Works, Inc..............................  1,500  108,060
    Ingersoll-Rand P.L.C..................................  6,258  382,051
  #*InnerWorkings, Inc....................................  1,200   14,016
   #Innovative Solutions & Support, Inc...................    300    2,313
    Insperity, Inc........................................    771   25,497
   #Insteel Industries, Inc...............................    594    9,979
  #*Integrated Electrical Services, Inc...................    300    1,767
   #Interface, Inc........................................  1,796   34,106
   #International Shipholding Corp........................    200    5,468
   #Intersections, Inc....................................    600    5,808
   #Iron Mountain, Inc....................................  2,068   57,490
   #ITT Corp..............................................  4,202  131,270
  #*Jacobs Engineering Group, Inc.........................  5,606  331,875
   #JB Hunt Transport Services, Inc.......................  1,000   74,930
  #*JetBlue Airways Corp.................................. 11,449   74,876
    John Bean Technologies Corp...........................    808   19,158
   #Joy Global, Inc.......................................  1,800   89,100
   #Kaman Corp............................................    720   27,259
   #Kansas City Southern..................................  1,900  204,725
    KAR Auction Services, Inc.............................  4,667  118,728
    Kaydon Corp...........................................  1,623   47,197
   #KBR, Inc..............................................  4,830  151,082
   #Kelly Services, Inc. Class A..........................  1,200   23,484
   #Kennametal, Inc.......................................  2,119   91,837
   #Kforce, Inc...........................................  1,128   18,815
    Kimball International, Inc. Class B...................  1,135   12,474
  #*Kirby Corp............................................  2,083  175,930
   #Knight Transportation, Inc............................  3,100   52,607
    Knoll, Inc............................................  1,852   30,595
   *Korn/Ferry International..............................  1,978   38,630
  #*Kratos Defense & Security Solutions, Inc..............    330    2,224
   #L-3 Communications Holdings, Inc......................  2,690  250,573
   #Landstar System, Inc..................................    600   32,436
   #Lawson Products, Inc..................................    196    2,377
  #*Layne Christensen Co..................................    712   13,799
    LB Foster Co. Class A.................................    400   18,592
    Lennox International, Inc.............................    731   52,500
   #Lincoln Electric Holdings, Inc........................  2,700  159,408
   #Lindsay Corp..........................................    550   41,305
  #*LMI Aerospace, Inc....................................    400    7,396
   #Lockheed Martin Corp..................................  3,100  372,372
   #LSI Industries, Inc...................................    600    4,896
   *Lydall, Inc...........................................    500    7,780
  #*Magnetek, Inc.........................................     50      897
   #Manitowoc Co., Inc. (The).............................  5,541  113,757
    Manpowergroup, Inc....................................  3,651  244,142
   #Marten Transport, Ltd.................................    906   15,547
   #Masco Corp............................................  7,200  147,744

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
  #*MasTec, Inc...........................................  2,659 $ 87,747
   #McGrath RentCorp......................................    818   28,008
  #*Meritor, Inc..........................................  2,442   19,853
   #Met-Pro Corp..........................................    500    6,825
    Michael Baker Corp....................................    200    8,080
   *Middleby Corp.........................................    500   89,470
    Miller Industries, Inc................................    400    6,636
   #Mine Safety Appliances Co.............................  1,225   65,084
  #*Mistras Group, Inc....................................    854   14,356
  #*Mobile Mini, Inc......................................  1,713   59,116
   *Moog, Inc. Class A....................................  1,847  103,875
   *MRC Global, Inc.......................................     10      268
   #MSC Industrial Direct Co., Inc. Class A...............    700   56,665
    Mueller Industries, Inc...............................    900   49,401
    Mueller Water Products, Inc. Class A..................  5,594   43,298
    Multi-Color Corp......................................    435   15,055
  #*MYR Group, Inc........................................    900   19,440
    National Presto Industries, Inc.......................    235   17,423
   *Navigant Consulting, Inc..............................  1,346   18,063
  #*Navistar International Corp...........................  1,093   37,326
  #*NCI Building Systems, Inc.............................    700    9,926
    Nielsen Holdings NV...................................  9,156  305,994
    NN, Inc...............................................    316    3,887
    Nordson Corp..........................................  1,400  101,024
  #*Nortek, Inc...........................................    254   17,148
    Northrop Grumman Corp.................................  3,000  276,180
  #*Northwest Pipe Co.....................................    261    7,778
  #*Ocean Power Technologies, Inc.........................    200      314
   *Old Dominion Freight Line, Inc........................  3,300  144,144
   #Omega Flex, Inc.......................................     93    1,675
   *On Assignment, Inc....................................  1,588   48,482
   *Orbital Sciences Corp.................................  2,694   49,947
  #*Orion Energy Systems, Inc.............................    600    2,064
   *Orion Marine Group, Inc...............................    472    5,933
   *Oshkosh Corp..........................................  4,319  193,578
  #*Owens Corning.........................................  6,280  247,997
   #PACCAR, Inc...........................................  2,400  135,048
  #*Pacer International, Inc..............................  1,613    9,984
    Pall Corp.............................................  2,113  147,825
    PAM Transportation Services, Inc......................    100    1,197
   *Park-Ohio Holdings Corp...............................    300   10,539
    Parker Hannifin Corp..................................  1,600  165,248
  #*Patrick Industries, Inc...............................    377    9,391
   *Pendrell Corp.........................................  2,782    6,677
    Pentair, Ltd..........................................  9,636  588,567
   *PGT, Inc..............................................    625    6,250
   #Pike Electric Corp....................................  1,262   15,409
   #Pitney Bowes, Inc.....................................  3,903   64,439
  #*Polypore International, Inc...........................  1,867   78,395
  #*Powell Industries, Inc................................    428   21,058
  #*PowerSecure International, Inc........................    800   13,024
    Precision Castparts Corp..............................    581  128,819
   #Primoris Services Corp................................  1,616   33,613

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
   #Quad/Graphics, Inc....................................    969 $ 27,171
  #*Quality Distribution, Inc.............................    400    4,224
   #Quanex Building Products Corp.........................  1,226   20,867
  #*Quanta Services, Inc..................................  6,633  177,831
   #Raven Industries, Inc.................................    600   18,396
   #Raytheon Co...........................................  4,500  323,280
   *RBC Bearings, Inc.....................................    700   38,402
    Regal-Beloit Corp.....................................  1,939  125,415
  #*Republic Airways Holdings, Inc........................  1,333   18,302
    Resources Connection, Inc.............................  1,538   20,455
  #*Roadrunner Transportation Systems, Inc................    650   19,649
   #Robert Half International, Inc........................  2,644   98,463
   #Rockwell Automation, Inc..............................  2,800  271,180
   #Rockwell Collins, Inc.................................  2,156  153,443
   #Rollins, Inc..........................................  1,750   44,625
   #Roper Industries, Inc.................................  2,420  304,823
  #*RPX Corp..............................................  1,034   18,033
   #RR Donnelley & Sons Co................................  9,659  183,424
  #*Rush Enterprises, Inc. Class A........................    887   22,104
    Ryder System, Inc.....................................  2,798  173,028
   *Saia, Inc.............................................    700   20,958
    Schawk, Inc...........................................    600    8,268
  #*Sensata Technologies Holding NV.......................  1,720   64,638
   #Simpson Manufacturing Co., Inc........................  1,839   60,724
    SkyWest, Inc..........................................  1,371   20,730
    SL Industries, Inc....................................    100    2,900
   #Snap-on, Inc..........................................  2,327  220,716
    Southwest Airlines Co................................. 24,471  338,434
   *Sparton Corp..........................................    143    2,541
  #*Spirit Aerosystems Holdings, Inc. Class A.............  4,604  116,757
   *Spirit Airlines, Inc..................................  1,586   52,417
   #SPX Corp..............................................  2,340  178,799
  #*Standard Parking Corp.................................    400    9,208
   *Standard Register Co. (The)...........................    120      356
   #Standex International Corp............................    521   30,755
    Stanley Black & Decker, Inc...........................  6,094  515,674
   #Steelcase, Inc. Class A...............................  2,650   40,386
  #*Stericycle, Inc.......................................    500   57,970
   *Sterling Construction Co., Inc........................    400    3,928
    Sun Hydraulics Corp...................................    900   28,305
  #*Swift Transportation Co...............................  1,965   35,056
   #TAL International Group, Inc..........................  1,400   56,350
  #*Taser International, Inc..............................  1,400   12,432
   *Team, Inc.............................................    600   23,514
  #*Tecumseh Products Co. Class A.........................    400    4,592
   *Teledyne Technologies, Inc............................  1,101   88,267
   #Tennant Co............................................    600   30,960
  #*Terex Corp............................................  5,091  150,083
  #*Tetra Tech, Inc.......................................  2,501   59,024
   #Textainer Group Holdings, Ltd.........................  1,838   65,047
    Textron, Inc..........................................  6,205  169,893
  #*Thermon Group Holdings, Inc...........................    951   19,030
    Timken Co.............................................  2,900  169,418

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Industrials -- (Continued)
   #Titan International, Inc..............................  1,654 $    28,515
  #*Titan Machinery, Inc..................................  1,000      19,090
    Toro Co. (The)........................................  1,000      49,280
    Towers Watson & Co. Class A...........................  1,555     130,978
    TransDigm Group, Inc..................................  1,000     144,590
  #*TRC Cos., Inc.........................................    500       4,150
  #*Trex Co., Inc.........................................    400      18,936
  #*Trimas Corp...........................................  1,369      50,694
   #Trinity Industries, Inc...............................  1,300      51,181
    Triumph Group, Inc....................................  2,200     172,612
   *TrueBlue, Inc.........................................  1,673      44,669
   *Tutor Perini Corp.....................................  1,121      22,173
   #Twin Disc, Inc........................................    300       7,494
   #Tyco International, Ltd...............................  6,502     226,335
   *Ultralife Corp........................................    200         696
    UniFirst Corp.........................................    600      58,812
    Union Pacific Corp....................................    446      70,731
  #*United Continental Holdings, Inc......................  6,748     235,168
   #United Parcel Service, Inc. Class B...................  5,739     498,145
  #*United Rentals, Inc...................................  2,871     164,566
   #United Stationers, Inc................................  1,810      74,916
    United Technologies Corp..............................  9,486   1,001,437
   #Universal Forest Products, Inc........................    700      28,875
   #URS Corp..............................................  3,026     140,709
  #*US Airways Group, Inc.................................  1,400      27,090
   #US Ecology, Inc.......................................    600      18,342
  #*USG Corp..............................................  1,700      42,721
   #UTi Worldwide, Inc....................................  2,500      41,250
   #Valmont Industries, Inc...............................    797     111,293
  #*Verisk Analytics, Inc. Class A........................  2,392     153,949
   *Versar, Inc...........................................    489       2,577
    Viad Corp.............................................    809      19,456
   *Vicor Corp............................................    600       4,974
   *Volt Information Sciences, Inc........................    500       3,500
   #VSE Corp..............................................    151       6,535
  #*Wabash National Corp..................................  1,846      19,808
   *WABCO Holdings, Inc...................................  1,483     117,246
    Wabtec Corp...........................................  3,200     185,792
   #Waste Connections, Inc................................  3,588     155,217
    Watsco, Inc...........................................  1,400     130,690
   #Watts Water Technologies, Inc. Class A................  1,100      57,508
   #Werner Enterprises, Inc...............................  1,314      31,615
  #*WESCO International, Inc..............................  1,785     135,267
  #*Willis Lease Finance Corp.............................     78       1,111
   #Woodward, Inc.........................................  1,978      80,940
    WW Grainger, Inc......................................    405     106,167
  #*XPO Logistics, Inc....................................    385       9,417
    Xylem, Inc............................................  3,586      89,399
                                                                  -----------
Total Industrials.........................................         34,594,713
                                                                  -----------
Information Technology -- (11.6%)
  #*3D Systems Corp.......................................  1,800      85,014
   *Accelrys, Inc.........................................  1,845      16,107

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
    Accenture P.L.C. Class A.............................. 11,246 $  830,067
  #*ACI Worldwide, Inc....................................  1,129     53,458
    Activision Blizzard, Inc..............................  4,400     79,112
   *Actuate Corp..........................................  1,433     10,576
  #*Acxiom Corp...........................................  2,815     72,543
   *Adobe Systems, Inc....................................  6,689    316,256
   #ADTRAN, Inc...........................................  1,506     39,804
  #*Advanced Energy Industries, Inc.......................    980     21,227
  #*Advanced Micro Devices, Inc........................... 17,440     65,749
   #Advent Software, Inc..................................  1,800     52,974
  #*Agilysys, Inc.........................................    761      8,820
  #*Alliance Data Systems Corp............................    600    118,668
  #*Alpha & Omega Semiconductor, Ltd......................    249      1,905
    Altera Corp...........................................  4,061    144,409
    Amdocs, Ltd...........................................  4,342    167,037
    American Software, Inc. Class A.......................    400      3,624
   *Amkor Technology, Inc.................................    768      3,241
   #Amphenol Corp. Class A................................    800     62,848
   *Amtech Systems, Inc...................................    200      1,370
    Analog Devices, Inc...................................  2,976    146,895
   *Anaren, Inc...........................................    400      9,364
   *Anixter International, Inc............................  1,157     96,077
  #*ANSYS, Inc............................................  1,200     95,808
   #AOL, Inc..............................................  3,607    132,882
    Apple, Inc............................................  9,440  4,271,600
    Applied Materials, Inc................................ 23,345    380,757
  #*ARRIS Group, Inc......................................  3,913     58,851
  #*Arrow Electronics, Inc................................    268     12,234
  #*Aruba Networks, Inc...................................  2,264     40,254
   *AsiaInfo-Linkage, Inc.................................  2,100     24,465
  #*Aspen Technology, Inc.................................  1,856     60,394
  #*Atmel Corp............................................  6,502     51,366
   *ATMI, Inc.............................................    835     20,750
  #*Autodesk, Inc.........................................  4,404    155,858
   #Automatic Data Processing, Inc........................  5,160    371,984
    Avago Technologies, Ltd...............................  3,000    110,040
  #*AVG Technologies NV...................................  1,100     24,530
  #*Avid Technology, Inc..................................  1,011      6,026
   *Avnet, Inc............................................  4,760    179,309
   #Aware, Inc............................................    500      2,470
   #Badger Meter, Inc.....................................    485     23,105
    Bel Fuse, Inc. Class B................................    278      4,351
   *Benchmark Electronics, Inc............................  1,618     35,790
   #Black Box Corp........................................    500     13,530
    Blackbaud, Inc........................................    400     14,036
  #*Blucora, Inc..........................................  1,400     28,000
   *BMC Software, Inc.....................................  1,400     64,358
   #Booz Allen Hamilton Holding Corp......................  1,157     24,737
  #*Bottomline Technologies de, Inc.......................    953     27,704
    Broadcom Corp. Class A................................  4,452    122,742
   #Broadridge Financial Solutions, Inc...................  3,921    113,474
   *Brocade Communications Systems, Inc...................  8,924     59,434
    Brooks Automation, Inc................................  1,100     10,802

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
  #*BTU International, Inc................................    200 $      550
    CA, Inc............................................... 12,859    382,427
  #*Cabot Microelectronics Corp...........................    468     17,307
  #*CACI International, Inc. Class A......................    900     59,760
  #*Cadence Design Systems, Inc...........................  7,920    115,474
  #*CalAmp Corp...........................................    600      9,210
   *Calix, Inc............................................    847      9,893
   *Cardtronics, Inc......................................  1,100     32,406
  #*Cascade Microtech, Inc................................    300      2,103
   #Cass Information Systems, Inc.........................    442     24,403
   *Ceva, Inc.............................................    108      1,969
   *Checkpoint Systems, Inc...............................    979     16,839
   *CIBER, Inc............................................  2,092      7,615
  #*Cirrus Logic, Inc.....................................    463      8,927
    Cisco Systems, Inc.................................... 93,181  2,380,775
  #*Citrix Systems, Inc...................................  1,159     83,471
  #*Clearfield, Inc.......................................    600      6,522
    Cognex Corp...........................................  1,239     65,803
  #*Cognizant Technology Solutions Corp. Class A..........  2,715    196,539
  #*Cogo Group, Inc.......................................    700      1,596
    Coherent, Inc.........................................    900     51,012
    Cohu, Inc.............................................    323      3,811
    Communications Systems, Inc...........................    300      3,180
  #*CommVault Systems, Inc................................    801     67,628
    Computer Sciences Corp................................  5,757    274,379
   #Computer Task Group, Inc..............................    610     11,346
    Compuware Corp........................................  9,617    109,057
   *comScore, Inc.........................................    268      7,761
    Comtech Telecommunications Corp.......................    364      9,857
  #*Concur Technologies, Inc..............................  1,400    124,446
  #*Constant Contact, Inc.................................    624     11,975
   #Convergys Corp........................................  4,549     86,113
   *CoreLogic, Inc........................................  3,993    111,405
  #*Cornerstone OnDemand, Inc.............................    500     22,020
    Corning, Inc..........................................  7,135    108,381
   *CoStar Group, Inc.....................................    883    138,234
  #*Cray, Inc.............................................  1,325     30,700
  #*Cree, Inc.............................................  4,344    303,646
   #CSG Systems International, Inc........................  1,128     26,711
    CTS Corp..............................................    685      9,624
    Daktronics, Inc.......................................  1,378     14,993
  #*Datalink Corp.........................................    240      3,125
   *Dealertrack Technologies, Inc.........................  1,373     51,350
    Dell, Inc............................................. 20,200    255,934
  #*Demand Media, Inc.....................................  1,267      8,286
  #*Dice Holdings, Inc....................................  1,800     15,606
   #Diebold, Inc..........................................  2,480     80,997
  #*Digi International, Inc...............................    815      8,093
   #Digimarc Corp.........................................    127      2,666
   *Digital River, Inc....................................  1,636     27,796
  #*Diodes, Inc...........................................    901     24,696
   #Dolby Laboratories, Inc. Class A......................  1,265     41,606
   *DSP Group, Inc........................................     10         74

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
    DST Systems, Inc......................................  1,700 $  119,051
  #*DTS, Inc..............................................    453     10,256
   *Dynamics Research Corp................................    300      1,689
   #EarthLink, Inc........................................  3,454     21,657
   *eBay, Inc............................................. 15,393    795,664
   #Ebix, Inc.............................................    960     11,136
  #*Echelon Corp..........................................    700      1,575
  #*EchoStar Corp. Class A................................  1,534     61,299
   #Electro Rent Corp.....................................    804     14,375
    Electro Scientific Industries, Inc....................  1,011     11,475
   *Electronic Arts, Inc..................................  3,320     86,718
  #*Electronics for Imaging, Inc..........................  1,609     48,318
  #*Ellie Mae, Inc........................................    362      8,525
    EMC Corp.............................................. 21,846    571,273
   *Emulex Corp...........................................  2,313     18,527
   *Entegris, Inc.........................................  3,413     32,526
  #*Entropic Communications, Inc..........................  2,237      9,910
  #*Envestnet, Inc........................................     90      2,240
    EPIQ Systems, Inc.....................................  1,009     13,127
   #ePlus, Inc............................................    400     25,396
  #*Equinix, Inc..........................................  1,116    200,155
  #*Euronet Worldwide, Inc................................  1,560     57,424
   *Exar Corp.............................................  1,220     15,872
   *ExlService Holdings, Inc..............................  1,038     29,064
   *Extreme Networks......................................  2,741     11,868
  #*F5 Networks, Inc......................................  1,000     87,760
  #*Fabrinet..............................................    830     12,292
   #FactSet Research Systems, Inc.........................    644     70,312
    Fair Isaac Corp.......................................  1,100     54,956
  #*Fairchild Semiconductor International, Inc............  3,440     43,413
  #*FARO Technologies, Inc................................    400     14,692
   #FEI Co................................................  1,200     92,940
    Fidelity National Information Services, Inc...........  5,245    226,374
  #*Finisar Corp..........................................  3,323     64,234
  #*First Solar, Inc......................................  3,600    177,264
   *Fiserv, Inc...........................................  1,600    153,984
  #*FleetCor Technologies, Inc............................  2,164    194,262
    FLIR Systems, Inc.....................................    486     15,780
   #Forrester Research, Inc...............................    600     21,048
  #*Fortinet, Inc.........................................  2,600     55,250
  #*Freescale Semiconductor, Ltd..........................  1,600     25,120
  #*Fusion-io, Inc........................................  3,000     43,260
   *Gartner, Inc..........................................  1,400     84,014
    Genpact, Ltd..........................................  7,378    150,437
  #*Global Cash Access Holdings, Inc......................  2,100     14,679
   #Global Payments, Inc..................................  2,119     98,131
  #*Globecomm Systems, Inc................................    671      9,723
  #*Google, Inc. Class A..................................  2,813  2,496,819
   *GSI Group, Inc........................................    618      5,197
   *GSI Technology, Inc...................................    600      4,170
  #*GT Advanced Technologies, Inc.........................  2,386     12,383
  #*Guidewire Software, Inc...............................  1,078     47,173
    Hackett Group, Inc. (The).............................    800      4,448

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
   *Harmonic, Inc.........................................  3,664 $   28,066
   #Harris Corp...........................................  2,173    124,013
   #Heartland Payment Systems, Inc........................  1,088     40,593
    Hewlett-Packard Co.................................... 40,650  1,043,892
  #*Hittite Microwave Corp................................    764     47,735
   *Hutchinson Technology, Inc............................    900      3,087
   #IAC/InterActiveCorp...................................  2,800    141,708
  #*ID Systems, Inc.......................................    400      2,008
  #*Identive Group, Inc...................................     28         21
   *iGATE Corp............................................  1,502     35,012
  #*iGO, Inc..............................................     41        149
  #*Imation Corp..........................................    397      1,858
  #*Infinera Corp.........................................  3,206     34,977
  #*Informatica Corp......................................  3,972    151,611
   *Ingram Micro, Inc. Class A............................  5,648    128,944
   *Innodata, Inc.........................................    400      1,080
  #*Inphi Corp............................................      6         70
   *Insight Enterprises, Inc..............................  1,499     32,064
   *Integrated Device Technology, Inc.....................  2,264     20,399
   *Integrated Silicon Solution, Inc......................    700      8,379
   *Interactive Intelligence Group, Inc...................    500     28,400
   #InterDigital, Inc.....................................  1,200     47,676
  #*Internap Network Services Corp........................  1,900     15,485
    International Business Machines Corp..................  5,125    999,580
   #Intersil Corp. Class A................................  5,929     60,535
  #*Intevac, Inc..........................................    500      3,185
   #Intuit, Inc...........................................  3,300    210,936
   #IPG Photonics Corp....................................    600     36,540
  #*Itron, Inc............................................  1,479     63,774
  #*Ixia..................................................  2,248     31,247
    IXYS Corp.............................................    734      8,250
   #j2 Global, Inc........................................  1,601     73,278
    Jabil Circuit, Inc....................................  7,125    163,804
   #Jack Henry & Associates, Inc..........................  2,900    140,070
  #*JDS Uniphase Corp.....................................  7,648    112,196
   *Juniper Networks, Inc................................. 21,880    474,140
  #*Kemet Corp............................................    318      1,386
  #*Key Tronic Corp.......................................    334      3,788
    KLA-Tencor Corp.......................................  1,300     76,219
  #*Kopin Corp............................................  1,468      5,446
   *Kulicke & Soffa Industries, Inc.......................  1,812     21,146
  #*KVH Industries, Inc...................................     99      1,385
  #*Lam Research Corp.....................................  5,219    256,879
  #*Lattice Semiconductor Corp............................  2,830     14,603
    Lender Processing Services, Inc.......................  2,438     79,674
   #Lexmark International, Inc. Class A...................  3,325    124,654
  #*Limelight Networks, Inc...............................  1,080      2,592
   #Linear Technology Corp................................  2,200     89,232
   *LinkedIn Corp. Class A................................    791    161,198
  #*Lionbridge Technologies, Inc..........................    815      2,698
  #*Liquidity Services, Inc...............................    101      2,878
    Littelfuse, Inc.......................................    753     60,232
   *LSI Corp.............................................. 17,475    135,955

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *LTX-Credence Corp.....................................   1,333 $    7,145
   *Magnachip Semiconductor Corp..........................   1,000     20,560
  #*Manhattan Associates, Inc.............................     300     26,502
   #ManTech International Corp. Class A...................     501     14,800
    Marchex, Inc. Class B.................................     700      4,270
    Marvell Technology Group, Ltd.........................  13,645    176,976
    Mastercard, Inc. Class A..............................     775    473,223
   #Maxim Integrated Products, Inc........................   1,720     49,192
    MAXIMUS, Inc..........................................   1,750     65,817
  #*Measurement Specialties, Inc..........................     532     26,483
  #*MEMSIC, Inc...........................................     500      2,080
   #Mentor Graphics Corp..................................   3,975     81,607
  #*Mercury Systems, Inc..................................      52        483
   #Methode Electronics, Inc..............................   1,300     24,557
   #Micrel, Inc...........................................   1,226     13,008
   #Microchip Technology, Inc.............................     500     19,870
  #*Micron Technology, Inc................................  32,511    430,771
  #*MICROS Systems, Inc...................................   1,400     68,222
  #*Microsemi Corp........................................   2,184     53,857
    Microsoft Corp........................................ 107,224  3,412,940
  #*Mindspeed Technologies, Inc...........................   1,000      3,070
    MKS Instruments, Inc..................................   1,233     33,439
   *ModusLink Global Solutions, Inc.......................   1,100      3,421
  #*MoneyGram International, Inc..........................     407      8,836
   #Monolithic Power Systems, Inc.........................     810     21,206
   #Monotype Imaging Holdings, Inc........................   1,050     25,756
  #*Monster Worldwide, Inc................................   4,944     28,280
   #Motorola Solutions, Inc...............................   3,414    187,190
   *Move, Inc.............................................     995     13,821
   #MTS Systems Corp......................................     534     33,669
  #*Multi-Fineline Electronix, Inc........................     722     10,917
  #*Nanometrics, Inc......................................     527      8,095
   #National Instruments Corp.............................   3,276     92,350
  #*Navarre Corp..........................................     595      1,850
  #*NCI, Inc. Class A.....................................     100        453
   *NCR Corp..............................................   3,777    135,972
   #NetApp, Inc...........................................   5,987    246,185
  #*NETGEAR, Inc..........................................   1,500     44,715
  #*Netlist, Inc..........................................     400        380
   *Netscout Systems, Inc.................................   1,300     34,489
  #*NetSuite, Inc.........................................     849     79,713
  #*NeuStar, Inc. Class A.................................   2,061    115,581
  #*Newport Corp..........................................   1,290     18,898
  #*Nuance Communications, Inc............................   5,131     96,258
   #NVIDIA Corp...........................................  26,341    380,101
   *Official Payments Holdings, Inc.......................     256      1,830
  #*OmniVision Technologies, Inc..........................   1,293     21,024
  #*ON Semiconductor Corp.................................  19,904    164,009
  #*Oplink Communications, Inc............................     800     16,120
    Oracle Corp...........................................  43,403  1,404,087
  #*OSI Systems, Inc......................................     500     35,195
   *Pandora Media, Inc....................................   1,169     21,439
   *PAR Technology Corp...................................     300      1,260

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
    Park Electrochemical Corp.............................    523 $   14,226
   #Paychex, Inc..........................................  2,162     85,269
    PC Connection, Inc....................................    346      5,868
    Perceptron, Inc.......................................    200      1,588
  #*Perficient, Inc.......................................  1,076     14,687
   *Pericom Semiconductor Corp............................    400      3,060
  #*Photronics, Inc.......................................    735      5,623
    Plantronics, Inc......................................  1,306     60,716
  #*Plexus Corp...........................................  1,200     41,964
  #*PMC--Sierra, Inc......................................  7,989     52,767
   *Polycom, Inc..........................................  4,534     43,345
   #Power Integrations, Inc...............................    500     27,575
  #*PRGX Global, Inc......................................    400      2,480
  #*Progress Software Corp................................  2,023     51,769
  #*PTC, Inc..............................................  3,685     99,790
  #*Pulse Electronics Corp................................     34        135
  #*QLIK Technologies, Inc................................  2,000     62,640
   *QLogic Corp...........................................  3,968     43,688
   #QUALCOMM, Inc......................................... 19,186  1,238,456
  #*QuinStreet, Inc.......................................    195      1,815
  #*Rackspace Hosting, Inc................................  1,436     65,036
  #*Radisys Corp..........................................    732      3,023
  #*Rambus, Inc...........................................  2,900     28,275
  #*RealNetworks, Inc.....................................    971      7,642
  #*Red Hat, Inc..........................................    626     32,408
  #*Responsys, Inc........................................    956     13,852
   *RF Micro Devices, Inc.................................  7,369     38,245
   #Richardson Electronics, Ltd...........................    500      5,620
   #Rimage Corp...........................................    208      1,876
  #*Riverbed Technology, Inc..............................  4,496     70,317
   *Rofin-Sinar Technologies, Inc.........................    926     21,400
  #*Rogers Corp...........................................    581     32,315
  #*Rosetta Stone, Inc....................................  1,153     18,840
  #*Rovi Corp.............................................  5,069    114,205
  #*Rudolph Technologies, Inc.............................    847     10,460
   *Saba Software, Inc....................................    600      6,000
   #SAIC, Inc............................................. 11,519    176,125
  #*Salesforce.com, Inc...................................  5,907    258,431
   *SanDisk Corp..........................................  6,766    372,942
   *Sanmina Corp..........................................  2,990     49,215
   *Sapient Corp..........................................  3,942     54,045
   *ScanSource, Inc.......................................    825     29,378
   *Seachange International, Inc..........................  1,200     14,136
   #Seagate Technology P.L.C..............................  6,300    257,733
   *Semtech Corp..........................................  1,391     42,078
  #*ServiceSource International, Inc......................    107      1,142
  #*ShoreTel, Inc.........................................    443      1,723
   *Silicon Graphics International Corp...................    600     11,292
   *Silicon Image, Inc....................................  1,800     10,314
  #*Silicon Laboratories, Inc.............................  2,076     81,089
  #*Skyworks Solutions, Inc...............................  5,239    125,841
  #*Smith Micro Software, Inc.............................    500        575
  #*SolarWinds, Inc.......................................  1,200     42,588

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
    Solera Holdings, Inc..................................  1,500 $ 85,365
  #*Sonus Networks, Inc................................... 11,379   38,916
  #*Spansion, Inc. Class A................................    901   10,632
  #*SS&C Technologies Holdings, Inc.......................  2,982  106,696
  #*Stamps.com, Inc.......................................    486   19,372
  #*StarTek, Inc..........................................    200    1,066
  #*STEC, Inc.............................................  1,100    7,447
  #*Stratasys, Ltd........................................    157   13,918
  #*SunEdison, Inc........................................ 10,601  106,858
  #*Super Micro Computer, Inc.............................  1,013   11,741
   *support.com, Inc......................................  1,000    5,050
  #*Sykes Enterprises, Inc................................  1,556   27,323
    Symantec Corp......................................... 12,943  345,319
   *Symmetricom, Inc......................................  1,146    5,890
  #*Synaptics, Inc........................................  1,078   43,120
  #*Synchronoss Technologies, Inc.........................    329   11,347
  #*SYNNEX Corp...........................................  1,359   67,298
   *Synopsys, Inc.........................................  3,483  129,010
    Syntel, Inc...........................................  1,200   86,136
  #*Take-Two Interactive Software, Inc....................  2,791   48,926
    TE Connectivity, Ltd..................................  3,196  163,124
   *Tech Data Corp........................................  1,421   72,954
  #*TechTarget, Inc.......................................    844    4,549
  #*TeleCommunication Systems, Inc. Class A...............    971    2,622
  #*Telenav, Inc..........................................  1,165    7,141
  #*TeleTech Holdings, Inc................................  1,480   37,074
   #Tellabs, Inc.......................................... 11,566   25,908
   *Teradata Corp.........................................  1,800  106,416
  #*Teradyne, Inc.........................................  7,877  129,892
   #Tessco Technologies, Inc..............................    126    4,037
   #Tessera Technologies, Inc.............................  1,321   26,512
   #Texas Instruments, Inc................................ 10,111  396,351
   #TheStreet, Inc........................................    700    1,407
  #*TIBCO Software, Inc...................................  3,100   77,314
    Total System Services, Inc............................  4,742  129,978
   #Transact Technologies, Inc............................    300    2,727
   *Travelzoo, Inc........................................    400   11,468
  #*Trimble Navigation, Ltd...............................  2,726   77,800
  #*TriQuint Semiconductor, Inc...........................  2,476   19,783
  #*TTM Technologies, Inc.................................  1,468   13,564
  #*Tyler Technologies, Inc...............................    600   44,772
    Ubiquiti Networks, Inc................................     27      568
  #*Ultimate Software Group, Inc..........................    351   47,490
  #*Ultratech, Inc........................................    500   14,610
  #*Unisys Corp...........................................  1,400   36,316
   #United Online, Inc....................................  2,559   20,779
  #*Unwired Planet, Inc...................................  1,900    3,857
  #*ValueClick, Inc.......................................  2,580   63,055
  #*Veeco Instruments, Inc................................    800   27,808
  #*VeriFone Systems, Inc.................................  1,315   25,077
   *Verint Systems, Inc...................................  1,581   56,568
  #*VeriSign, Inc.........................................    712   34,062
  #*ViaSat, Inc...........................................  1,300   86,827

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Information Technology -- (Continued)
  #*Viasystems Group, Inc.................................    156 $     2,317
  #*Video Display Corp....................................     37         141
  #*Virtusa Corp..........................................  1,004      25,883
    Visa, Inc. Class A....................................  2,326     411,725
  #*Vishay Intertechnology, Inc...........................  4,148      59,690
  #*Vishay Precision Group, Inc...........................    335       5,434
  #*VistaPrint NV.........................................    852      43,435
   *VMware, Inc. Class A..................................    700      57,533
   *Volterra Semiconductor Corp...........................    429       6,465
  #*Web.com Group, Inc....................................  1,200      31,176
   *WebMD Health Corp.....................................    900      29,709
  #*Westell Technologies, Inc. Class A....................    700       1,813
    Western Digital Corp..................................  7,142     459,802
  #*WEX, Inc..............................................  1,150      99,981
    Xerox Corp............................................ 41,191     399,553
    Xilinx, Inc...........................................  5,594     261,184
   *XO Group, Inc.........................................    950      11,362
   *Yahoo!, Inc........................................... 15,190     426,687
  #*Zebra Technologies Corp. Class A......................  2,339     107,992
  #*Zix Corp..............................................  1,205       5,422
  #*Zygo Corp.............................................    500       7,835
  #*Zynga, Inc. Class A...................................  7,800      23,244
                                                                  -----------
Total Information Technology..............................         43,772,662
                                                                  -----------
Materials -- (3.2%)
   #A Schulman, Inc.......................................  1,031      27,631
  #*AEP Industries, Inc...................................    179      14,445
    Air Products & Chemicals, Inc.........................  1,854     201,419
   #Airgas, Inc...........................................  1,600     165,136
   #Albemarle Corp........................................  2,203     136,608
   #Alcoa, Inc............................................ 36,473     289,960
   #Allegheny Technologies, Inc...........................  4,175     115,105
  #*Allied Nevada Gold Corp...............................  2,797      18,656
   *AM Castle & Co........................................    956      16,271
   #AMCOL International Corp..............................    667      23,398
  #*American Pacific Corp.................................    200       7,274
   #American Vanguard Corp................................    800      19,752
   #Aptargroup, Inc.......................................  2,190     127,874
  #*Arabian American Development Co.......................    500       4,470
   #Ashland, Inc..........................................  2,065     179,325
    Axiall Corp...........................................  1,609      70,925
    Balchem Corp..........................................    834      41,500
    Ball Corp.............................................  2,600     116,454
   #Bemis Co., Inc........................................  6,161     253,772
    Boise, Inc............................................  3,993      36,336
    Buckeye Technologies, Inc.............................  2,150      80,023
   #Cabot Corp............................................  2,600     106,652
  #*Calgon Carbon Corp....................................  2,500      44,825
   #Carpenter Technology Corp.............................  1,484      77,584
   #Celanese Corp. Series A...............................  1,992      95,736
  #*Century Aluminum Co...................................  3,446      28,912
   #Chase Corp............................................    200       5,550
   *Chemtura Corp.........................................  3,210      71,776

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Materials -- (Continued)
   *Clearwater Paper Corp.................................    734 $ 35,907
   #Cliffs Natural Resources, Inc.........................  1,700   33,167
   #Commercial Metals Co..................................  4,700   72,803
   #Compass Minerals International, Inc...................    800   60,480
  #*Contango ORE, Inc.....................................     50      425
   *Crown Holdings, Inc...................................  2,584  113,257
   #Deltic Timber Corp....................................    200   12,066
    Domtar Corp...........................................  1,800  125,118
    Dow Chemical Co. (The)................................ 11,060  387,542
    Eagle Materials, Inc..................................  1,900  128,212
    Eastman Chemical Co...................................  3,437  276,438
   #Ecolab, Inc...........................................  4,010  369,481
   #EI du Pont de Nemours & Co............................  3,400  196,146
  #*Flotek Industries, Inc................................    907   17,759
   #FMC Corp..............................................  1,968  130,203
    Freeport-McMoRan Copper & Gold, Inc...................  8,580  242,642
   #FutureFuel Corp.......................................    801   12,648
  #*General Moly, Inc.....................................  2,819    5,300
   #Globe Specialty Metals, Inc...........................  2,247   26,807
   *Graphic Packaging Holding Co.......................... 11,595   99,717
    Greif, Inc. Class A...................................    948   52,443
   #Hawkins, Inc..........................................    400   15,500
   #Haynes International, Inc.............................    300   14,430
   #HB Fuller Co..........................................  3,100  124,465
  #*Headwaters, Inc.......................................  1,600   15,088
  #*Horsehead Holding Corp................................    634    7,766
   #Huntsman Corp.........................................  7,232  130,321
    Innophos Holdings, Inc................................    600   29,904
    Innospec, Inc.........................................    700   30,044
   #International Flavors & Fragrances, Inc...............    900   72,612
    International Paper Co................................  6,963  336,383
   #Intrepid Potash, Inc..................................  2,295   29,330
   #Kaiser Aluminum Corp..................................    650   42,412
    KapStone Paper and Packaging Corp.....................  1,800   79,290
    KMG Chemicals, Inc....................................    300    6,774
   *Kraton Performance Polymers, Inc......................  1,172   23,792
   #Kronos Worldwide, Inc.................................  2,007   33,196
  #*Landec Corp...........................................    900   13,581
  #*Louisiana-Pacific Corp................................  3,500   56,910
    LyondellBasell Industries NV Class A..................  3,623  248,936
   #Martin Marietta Materials, Inc........................    906   90,238
   #Materion Corp.........................................    900   27,126
  #*McEwen Mining, Inc....................................  2,598    5,092
   #MeadWestvaco Corp.....................................  7,235  267,333
  #*Mercer International, Inc.............................  1,858   12,857
    Minerals Technologies, Inc............................  2,000   92,000
  #*Molycorp, Inc.........................................    770    5,744
    Monsanto Co...........................................  4,297  424,458
    Mosaic Co. (The)......................................  3,394  139,459
    Myers Industries, Inc.................................  1,200   23,364
   #Neenah Paper, Inc.....................................    600   23,742
   #NewMarket Corp........................................    200   54,512
   #Noranda Aluminum Holding Corp.........................  2,079    6,466

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Materials -- (Continued)
   #Nucor Corp............................................  5,936 $   277,686
   #Olympic Steel, Inc....................................    300       8,355
  #*OM Group, Inc.........................................  1,454      44,885
  #*OMNOVA Solutions, Inc.................................  1,400      11,284
   *Owens-Illinois, Inc...................................  7,271     216,312
    Packaging Corp. of America............................  3,298     177,399
   *Penford Corp..........................................    200       2,968
    PH Glatfelter Co......................................  1,455      38,514
   #PolyOne Corp..........................................    316       9,136
    PPG Industries, Inc...................................  1,105     177,286
    Praxair, Inc..........................................  3,000     360,510
    Reliance Steel & Aluminum Co..........................  2,837     199,157
   *Resolute Forest Products, Inc.........................  1,500      22,890
    Rock Tenn Co. Class A.................................  1,627     186,047
    Rockwood Holdings, Inc................................  2,235     151,377
   #Royal Gold, Inc.......................................  1,945     100,537
    RPM International, Inc................................  2,960     104,310
  #*RTI International Metals, Inc.........................  1,265      38,772
   #Schweitzer-Mauduit International, Inc.................  1,300      70,382
    Scotts Miracle-Gro Co. (The) Class A..................  2,401     120,650
   #Sealed Air Corp....................................... 11,732     319,580
  #*Senomyx, Inc..........................................    300         792
   #Sensient Technologies Corp............................  2,676     117,771
   #Sherwin-Williams Co. (The)............................  1,600     278,672
   #Sigma-Aldrich Corp....................................  1,600     133,696
    Silgan Holdings, Inc..................................  2,273     109,649
  #*Solitario Exploration & Royalty Corp..................  1,000         930
   #Sonoco Products Co....................................  4,951     190,564
   #Southern Copper Corp..................................  3,250      84,727
    Steel Dynamics, Inc...................................  7,698     119,781
   #Stepan Co.............................................    600      35,916
  #*Stillwater Mining Co..................................  4,770      57,717
   *SunCoke Energy, Inc...................................  2,225      35,155
   #Synalloy Corp.........................................    300       4,971
   *Texas Industries, Inc.................................  1,100      68,354
    Tredegar Corp.........................................    811      24,338
   #Tronox, Ltd. Class A..................................  1,900      41,249
  #*United States Lime & Minerals, Inc....................    200      11,928
  #*Universal Stainless & Alloy Products, Inc.............    400      10,320
   #US Silica Holdings, Inc...............................  1,234      29,863
   #Valhi, Inc............................................  3,135      49,596
   #Valspar Corp. (The)...................................  3,600     245,232
   #Vulcan Materials Co...................................  1,404      66,241
   #Wausau Paper Corp.....................................  2,700      30,753
   #Westlake Chemical Corp................................    700      72,814
    Worthington Industries, Inc...........................  4,500     160,965
  #*WR Grace & Co.........................................    362      27,809
    Zep, Inc..............................................    611       7,992
  #*Zoltek Cos., Inc......................................  1,500      20,895
                                                                  -----------
Total Materials...........................................         11,935,782
                                                                  -----------
Telecommunication Services -- (1.7%)
   *8x8, Inc..............................................  1,108      10,038

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Telecommunication Services -- (Continued)
    AT&T, Inc............................................. 82,356 $2,904,696
   #Atlantic Tele-Network, Inc............................  1,000     51,000
  #*Boingo Wireless, Inc..................................    666      4,662
  #*Cbeyond, Inc..........................................  1,402     11,875
   #CenturyLink, Inc......................................  6,253    224,170
  #*Cincinnati Bell, Inc..................................  9,300     32,085
   #Consolidated Communications Holdings, Inc.............  1,988     34,770
   *General Communication, Inc. Class A...................  2,200     19,470
  #*Hawaiian Telcom Holdco, Inc...........................     33        918
   #HickoryTech Corp......................................    380      4,264
   #IDT Corp. Class B.....................................    845     17,466
   #Inteliquent, Inc......................................  1,747     14,570
  #*Iridium Communications, Inc...........................  3,706     31,205
  #*Leap Wireless International, Inc......................  1,800     30,024
  #*Level 3 Communications, Inc...........................  2,454     54,111
   #Lumos Networks Corp...................................    700     13,265
  #*ORBCOMM, Inc..........................................    218      1,051
   *Premiere Global Services, Inc.........................  2,546     28,006
    Primus Telecommunications Group, Inc..................    482      5,774
  #*SBA Communications Corp. Class A......................  2,200    162,998
   #Shenandoah Telecommunications Co......................    800     15,416
  #*Sprint Corp........................................... 19,390    115,563
   #T-Mobile US, Inc......................................  2,298     55,405
    Telephone & Data Systems, Inc.........................  6,089    161,419
   #United States Cellular Corp...........................  1,091     43,324
   #USA Mobility, Inc.....................................    700     10,934
    Verizon Communications, Inc........................... 44,056  2,179,891
  #*Vonage Holdings Corp..................................  4,425     14,248
   #Windstream Corp.......................................  3,850     32,147
                                                                  ----------
Total Telecommunication Services..........................         6,284,765
                                                                  ----------
Utilities -- (2.3%)
   #AGL Resources, Inc....................................  3,547    162,417
   #Alliant Energy Corp...................................  2,236    118,441
    Ameren Corp...........................................  1,900     68,039
   #American Electric Power Co., Inc......................  5,600    259,560
   #American States Water Co..............................    600     38,532
    American Water Works Co., Inc.........................  3,000    128,040
   #Aqua America, Inc.....................................  4,315    146,106
   #Artesian Resources Corp. Class A......................    200      4,708
   #Atmos Energy Corp.....................................  1,200     53,088
    Black Hills Corp......................................  1,200     63,660
  #*Cadiz, Inc............................................    200        924
    California Water Service Group........................  1,750     38,150
  #*Calpine Corp.......................................... 13,700    274,137
   #CenterPoint Energy, Inc...............................  7,561    187,664
   #Chesapeake Utilities Corp.............................    200     11,854
   #Cleco Corp............................................  1,910     92,654
    CMS Energy Corp.......................................  5,802    162,398
   #Connecticut Water Service, Inc........................    367     10,973
   #Consolidated Edison, Inc..............................  2,600    155,740
   #Consolidated Water Co., Ltd...........................    163      1,933
   #Delta Natural Gas Co., Inc............................    149      3,393

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Utilities -- (Continued)
   #Dominion Resources, Inc...............................  4,726 $280,299
   #DTE Energy Co.........................................  2,700  190,890
   #Duke Energy Corp......................................  3,691  262,061
  #*Dynegy, Inc...........................................  1,191   24,820
    Edison International..................................  4,400  219,340
    El Paso Electric Co...................................  1,393   52,614
    Empire District Electric Co. (The)....................  1,310   30,366
    Entergy Corp..........................................  1,500  101,250
   #Exelon Corp...........................................  6,223  190,362
   #Gas Natural, Inc......................................    400    4,168
   #Genie Energy, Ltd. Class B............................    400    4,124
   #Hawaiian Electric Industries, Inc.....................  2,900   77,314
   #IDACORP, Inc..........................................  1,400   73,878
   #Integrys Energy Group, Inc............................  1,985  124,658
   #ITC Holdings Corp.....................................  1,404  128,845
    Laclede Group, Inc. (The).............................  1,156   53,014
   #MDU Resources Group, Inc..............................  5,804  162,744
   #MGE Energy, Inc.......................................  1,200   70,452
   #National Fuel Gas Co..................................    749   48,558
   #New Jersey Resources Corp.............................  1,000   44,760
    NextEra Energy, Inc...................................  5,000  433,050
   #NiSource, Inc.........................................  6,820  209,510
   #Northeast Utilities...................................  6,199  275,298
   #Northwest Natural Gas Co..............................  1,120   49,213
    NorthWestern Corp.....................................  1,317   55,577
    NRG Energy, Inc....................................... 12,703  340,694
    NV Energy, Inc........................................  8,123  191,947
    OGE Energy Corp.......................................  3,114  116,464
   #ONEOK, Inc............................................  3,590  190,091
   #Ormat Technologies, Inc...............................  1,700   39,151
   #Otter Tail Corp.......................................  1,233   37,717
   #Pepco Holdings, Inc...................................  4,607   94,674
    PG&E Corp.............................................  3,391  155,613
    Piedmont Natural Gas Co., Inc.........................  2,439   84,267
   #Pinnacle West Capital Corp............................  2,400  141,360
   #Portland General Electric Co..........................  1,200   38,040
    Public Service Enterprise Group, Inc..................  6,200  209,498
   #Questar Corp..........................................  6,400  152,704
   #SCANA Corp............................................  2,118  109,945
    Sempra Energy.........................................  1,546  135,476
   #SJW Corp..............................................    811   22,619
    South Jersey Industries, Inc..........................    690   42,159
   #Southern Co. (The)....................................  6,936  311,010
    Southwest Gas Corp....................................  1,600   79,424
   #TECO Energy, Inc......................................  9,779  172,795
   #UGI Corp..............................................  4,290  180,137
   #UIL Holdings Corp.....................................  1,864   76,126
   #Unitil Corp...........................................    600   18,444
   #UNS Energy Corp.......................................    600   30,510
    Vectren Corp..........................................  1,800   66,636
   #Westar Energy, Inc....................................  4,495  150,987
   #WGL Holdings, Inc.....................................  1,801   82,792
   #Wisconsin Energy Corp.................................  4,200  182,616

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                      SHARES      VALUE+
                                                     --------- ------------
Utilities -- (Continued)
    Xcel Energy, Inc................................     4,400 $    131,780
   #York Water Co...................................       300        6,324
                                                               ------------
Total Utilities.....................................              8,741,576
                                                               ------------
TOTAL COMMON STOCKS.................................            273,551,153
                                                               ------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights........     2,897           --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17...        20           --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17...        20           --
TOTAL RIGHTS/WARRANTS...............................                     --
                                                               ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves...... 1,149,976    1,149,976
                                                               ------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ---------
SECURITIES LENDING COLLATERAL -- (27.4%)
(S)@DFA Short Term Investment Fund.................. 8,961,440  103,683,859
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $291,345,278)^^.............................           $378,384,988
                                                               ============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 39,023,730           --   --    $ 39,023,730
    Consumer Staples...........   20,509,227           --   --      20,509,227
    Energy.....................   29,098,666           --   --      29,098,666
    Financials.................   46,337,525 $         66   --      46,337,591
    Health Care................   33,252,281          160   --      33,252,441
    Industrials................   34,594,713           --   --      34,594,713
    Information Technology.....   43,772,662           --   --      43,772,662
    Materials..................   11,935,782           --   --      11,935,782
    Telecommunication Services.    6,284,765           --   --       6,284,765
    Utilities..................    8,741,576           --   --       8,741,576
 Rights/Warrants...............           --           --   --              --
 Temporary Cash Investments....    1,149,976           --   --       1,149,976
 Securities Lending Collateral.           --  103,683,859   --     103,683,859
                                ------------ ------------   --    ------------
 TOTAL......................... $274,700,903 $103,684,085   --    $378,384,988
                                ============ ============   ==    ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES VALUE++
                                                           ------ --------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (5.4%)
   #Adelaide Brighton, Ltd................................ 17,121 $ 50,454
    AGL Energy, Ltd.......................................  6,619   86,526
   #ALS Ltd/Queensland....................................  2,937   22,385
   *Alumina, Ltd.......................................... 61,750   53,746
    Amalgamated Holdings, Ltd.............................  2,408   18,004
    Amcor, Ltd............................................ 17,823  169,381
    AMP, Ltd.............................................. 41,118  166,959
   #Ansell, Ltd...........................................  3,364   56,055
    AP Eagers, Ltd........................................  1,880    7,551
    APA Group............................................. 17,435   94,033
   #APN News & Media, Ltd.................................  5,205    1,380
  #*Aquarius Platinum, Ltd................................  3,816    2,752
  #*Aquila Resources, Ltd.................................    940    1,764
    Arrium, Ltd........................................... 37,300   33,312
  #*Aurora Oil & Gas, Ltd................................. 11,648   33,780
   #Ausdrill, Ltd.........................................  7,076    6,858
    Ausenco, Ltd..........................................  2,077    2,842
    Australia & New Zealand Banking Group, Ltd............ 10,367  276,982
    Australian Infrastructure Fund........................ 14,370      168
   #Australian Pharmaceutical Industries, Ltd............. 40,511   16,191
    Automotive Holdings Group, Ltd........................  6,452   21,987
   *AWE, Ltd.............................................. 19,789   23,988
    Beach Energy, Ltd..................................... 48,447   58,265
   #Bendigo and Adelaide Bank, Ltd........................ 10,051   96,422
    BHP Billiton, Ltd.....................................  4,266  133,375
    BHP Billiton, Ltd. Sponsored ADR......................  9,527  597,629
  #*Billabong International, Ltd.......................... 13,929    5,071
   *BlueScope Steel, Ltd.................................. 18,055   87,097
    Boral, Ltd............................................ 25,099   95,592
   #Bradken, Ltd..........................................  1,159    5,134
    Brambles, Ltd......................................... 16,209  132,156
   #Breville Group, Ltd...................................  3,217   21,801
    Brickworks, Ltd.......................................    857    9,431
   #Cabcharge Australia, Ltd..............................  4,103   15,975
    Caltex Australia, Ltd.................................  4,341   72,975
   #Cardno, Ltd...........................................  5,816   28,583
    Clough, Ltd........................................... 24,174   31,044
  #*Coal of Africa, Ltd...................................  2,428      351
    Coca-Cola Amatil, Ltd.................................  7,199   83,091
   #Commonwealth Bank of Australia........................  8,591  572,638
    Computershare, Ltd....................................  2,805   24,661
    Crown, Ltd............................................  5,061   58,188
    CSL, Ltd..............................................  3,411  202,423
    CSR, Ltd..............................................  6,097   11,995
   #David Jones, Ltd...................................... 17,745   43,042
   #Decmil Group, Ltd..................................... 10,092   19,042
    Downer EDI, Ltd....................................... 20,420   69,153
  #*Drillsearch Energy, Ltd............................... 23,451   28,855
    DUET Group............................................ 26,912   52,250
    DuluxGroup, Ltd.......................................  7,839   31,420
    Echo Entertainment Group, Ltd......................... 15,328   36,137

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
AUSTRALIA -- (Continued)
   #Emeco Holdings, Ltd................................... 18,108 $  4,057
   *Energy Resources of Australia, Ltd....................  5,657    7,448
    Envestra, Ltd......................................... 15,764   15,732
   *Evolution Mining, Ltd................................. 15,680   12,289
   #Fairfax Media, Ltd.................................... 41,918   18,079
    FKP Property Group.................................... 10,175   13,765
   #Fortescue Metals Group, Ltd...........................  3,238   10,631
    GrainCorp, Ltd. Class A...............................  8,657   96,201
   #GUD Holdings, Ltd.....................................  7,446   42,886
  #*Gunns, Ltd............................................ 26,718       --
   #GWA Group, Ltd........................................  8,700   19,228
   #Harvey Norman Holdings, Ltd........................... 14,320   34,205
   *Hastie Group, Ltd.....................................  1,787       --
    Hills Holdings, Ltd...................................  5,399    5,926
  #*Horizon Oil, Ltd...................................... 44,415   14,771
    iiNET, Ltd............................................  7,010   38,227
   #Imdex, Ltd............................................ 11,826    8,072
    Incitec Pivot, Ltd.................................... 44,655  105,524
   #Independence Group NL.................................  9,079   26,444
   *Infigen Energy, Ltd................................... 28,218    7,742
    Insurance Australia Group, Ltd........................ 53,653  280,101
    Invocare, Ltd.........................................  3,621   37,878
    James Hardie Industries P.L.C.........................  9,898   82,218
   #JB Hi-Fi, Ltd.........................................  2,539   42,390
   #Leighton Holdings, Ltd................................    453    6,721
    Lend Lease Group...................................... 15,736  123,946
  #*Linc Energy, Ltd...................................... 14,004   20,340
   #M2 Telecommunications Group, Ltd......................  8,392   47,205
    Macmahon Holdings, Ltd................................ 77,872   10,136
    Macquarie Group, Ltd..................................  7,932  312,630
    McPherson's, Ltd......................................  5,484    7,192
   #Metcash, Ltd.......................................... 29,424   91,200
   *Mineral Deposits, Ltd.................................  1,302    2,514
   #Mineral Resources, Ltd................................  2,905   24,793
   #Monadelphous Group, Ltd...............................    212    3,134
   #Myer Holdings, Ltd.................................... 19,907   47,941
    National Australia Bank, Ltd.......................... 31,575  886,006
   #Navitas, Ltd..........................................  9,213   49,688
    New Hope Corp., Ltd...................................  4,695   15,873
    Newcrest Mining, Ltd.................................. 11,689  128,753
    NIB Holdings, Ltd..................................... 20,748   41,594
   #NRW Holdings, Ltd.....................................  1,833    1,603
    Nufarm, Ltd........................................... 10,498   42,430
    Oil Search, Ltd....................................... 19,858  144,468
    Orica, Ltd............................................  7,200  116,978
    Origin Energy, Ltd.................................... 40,702  436,807
    OZ Minerals, Ltd......................................  8,864   32,459
    Pacific Brands, Ltd................................... 11,725    8,699
  #*Paladin Energy, Ltd................................... 27,922   25,080
    PanAust, Ltd..........................................  6,112   10,757
    Panoramic Resources, Ltd..............................  2,242      534
    Perpetual, Ltd........................................    241    8,676
  #*Perseus Mining, Ltd................................... 13,256    6,993

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
AUSTRALIA -- (Continued)
    Premier Investments, Ltd..............................  5,059 $ 35,417
    Primary Health Care, Ltd.............................. 16,607   75,866
    Prime Media Group, Ltd................................    500      465
    Programmed Maintenance Services, Ltd..................  4,628   10,229
  #*Qantas Airways, Ltd................................... 18,155   20,554
    QBE Insurance Group, Ltd..............................  2,931   43,288
  #*Ramelius Resources, Ltd............................... 11,028    1,386
    Ramsay Health Care, Ltd...............................  1,882   62,263
    REA Group, Ltd........................................  1,149   33,846
   *Regis Resources, Ltd..................................  6,914   22,028
    Resolute Mining, Ltd.................................. 19,030   13,950
    Retail Food Group, Ltd................................  4,517   17,043
    Rio Tinto, Ltd........................................  4,215  217,984
   *Roc Oil Co., Ltd...................................... 42,871   19,259
   #SAI Global, Ltd.......................................  7,061   24,054
    Santos, Ltd........................................... 36,676  450,035
   *Senex Energy, Ltd..................................... 26,881   18,329
   #Seven Group Holdings, Ltd.............................  1,365    8,510
    Seven West Media, Ltd.................................  3,016    5,795
   *Silex Systems, Ltd....................................  1,748    4,101
   *Silver Lake Resources, Ltd............................  2,487    1,812
   #Sims Metal Management, Ltd............................  4,913   39,540
    Sims Metal Management, Ltd. Sponsored ADR.............    819    6,519
    Sonic Healthcare, Ltd.................................  7,234   93,091
    Southern Cross Media Group, Ltd.......................  4,361    5,783
   #SP AusNet............................................. 63,278   67,078
    Spark Infrastructure Group............................ 27,962   44,845
  #*St Barbara, Ltd....................................... 15,052    6,715
   *Straits Resources, Ltd................................  4,268       54
    STW Communications Group, Ltd......................... 25,450   37,482
    Suncorp Group, Ltd.................................... 25,817  296,995
    Super Retail Group, Ltd...............................  3,025   34,315
    Sydney Airport........................................  3,802   12,268
    Tassal Group, Ltd.....................................  9,649   21,872
    Tatts Group, Ltd...................................... 41,701  119,538
    Telstra Corp., Ltd....................................  8,124   36,401
  #*Ten Network Holdings, Ltd............................. 46,073   11,391
    Tox Free Solutions, Ltd...............................  9,194   26,949
    TPG Telecom, Ltd...................................... 17,780   58,967
   #Transfield Services, Ltd.............................. 16,298   13,026
   *Transpacific Industries Group, Ltd.................... 22,650   17,397
    Transurban Group...................................... 15,469   94,216
    Treasury Wine Estates, Ltd............................ 25,027  107,239
   #UGL, Ltd..............................................  3,425   22,374
    UXC, Ltd.............................................. 25,057   25,978
    Westpac Banking Corp..................................  9,963  276,381
    Westpac Banking Corp. Sponsored ADR...................  2,692  374,511
   #Whitehaven Coal, Ltd..................................  5,539    9,785
    WHK Group, Ltd........................................ 11,744    8,224
    Woodside Petroleum, Ltd...............................  8,022  270,884
    Woolworths, Ltd.......................................  9,342  279,760

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
AUSTRALIA -- (Continued)
    WorleyParsons, Ltd....................................  1,839 $    36,384
                                                                  -----------
TOTAL AUSTRALIA...........................................         10,892,034
                                                                  -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG................................     20       2,549
    Andritz AG............................................  1,251      67,611
    Atrium European Real Estate, Ltd......................     80         449
    CA Immobilien Anlagen AG..............................    188       2,365
    Erste Group Bank AG...................................  4,500     136,432
   #EVN AG................................................    995      12,756
    Flughafen Wien AG.....................................     68       4,320
    IMMOFINANZ AG......................................... 20,689      84,733
    Lenzing AG............................................    121       9,183
    Mayr Melnhof Karton AG................................    163      17,859
   #Oesterreichische Post AG..............................    700      29,833
    OMV AG................................................  5,134     227,121
    Palfinger AG..........................................    699      21,850
    Rosenbauer International AG...........................    124       8,719
    Schoeller-Bleckmann Oilfield Equipment AG.............    340      40,082
   #Semperit AG Holding...................................    381      14,165
    Strabag SE............................................    447      10,016
    Telekom Austria AG....................................  4,093      28,433
    Uniqa Versicherungen AG...............................  2,675      36,306
   #Verbund AG............................................    602      11,861
    Voestalpine AG........................................  2,378      91,228
   #Zumtobel AG...........................................    366       4,497
                                                                  -----------
TOTAL AUSTRIA.............................................            862,368
                                                                  -----------
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV.............................    653      59,185
    Ageas.................................................  5,736     229,757
   *AGFA-Gevaert NV.......................................  7,268      14,482
    Anheuser-Busch InBev NV...............................  1,681     161,647
    Anheuser-Busch InBev NV Sponsored ADR.................  4,320     413,467
    Arseus NV.............................................  1,195      31,233
    Banque Nationale de Belgique..........................      8      28,866
    Barco NV..............................................    191      14,299
   #Belgacom SA...........................................  1,838      44,989
    Cie d'Entreprises CFE.................................    624      37,861
    Colruyt SA............................................    480      27,372
    D'ieteren SA..........................................    646      29,312
   *Deceuninck NV.........................................  4,912       7,774
   #Delhaize Group SA Sponsored ADR.......................  2,009     132,574
   #Elia System Operator SA...............................    896      37,849
    EVS Broadcast Equipment SA............................    396      28,625
  #*Galapagos NV..........................................  2,035      43,917
    KBC Groep NV..........................................  3,956     159,263
    Kinepolis Group NV....................................    285      38,289
   #NV Bekaert SA.........................................    716      25,174
   #Nyrstar...............................................  7,145      31,540
    Recticel SA...........................................  1,539      10,927
    Sioen Industries NV...................................    344       3,181

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
BELGIUM -- (Continued)
    Sipef SA..............................................    152 $   10,330
   #Solvay SA.............................................  1,658    224,749
    Telenet Group Holding NV..............................    285     13,784
    Tessenderlo Chemie NV.................................  1,427     38,662
  #*ThromboGenics NV......................................  1,084     44,538
    UCB SA................................................  1,537     88,502
    Umicore SA............................................  3,536    159,176
    Van de Velde NV.......................................    285     13,485
                                                                  ----------
TOTAL BELGIUM.............................................         2,204,809
                                                                  ----------
CANADA -- (8.8%)
  #*5N Plus, Inc..........................................  1,597      3,421
   *Advantage Oil & Gas, Ltd..............................  4,130     14,918
   #Aecon Group, Inc......................................  1,864     21,524
   #AG Growth International, Inc..........................    900     32,588
    AGF Management, Ltd. Class B..........................  1,802     21,053
    Agnico Eagle Mines, Ltd...............................  3,798    108,012
    Agrium, Inc. (008916108)..............................    956     81,260
    Agrium, Inc. (2213538)................................    700     59,389
    Aimia, Inc............................................  4,823     72,925
    Alacer Gold Corp......................................  5,702     13,490
   #Alamos Gold, Inc......................................  2,800     41,246
    Algonquin Power & Utilities Corp......................  5,400     36,698
    Alimentation Couche Tard, Inc. Class B................  1,100     67,418
   #AltaGas, Ltd..........................................  1,900     66,577
   *Angle Energy, Inc.....................................  3,000      8,821
   *Antrim Energy, Inc....................................  4,360        403
   #ARC Resources, Ltd....................................  3,860     97,336
  #*Argonaut Gold Inc.....................................  4,400     29,173
   #Atco, Ltd. Class I....................................  2,000     90,644
   *Atrium Innovations, Inc...............................  1,900     27,304
   *ATS Automation Tooling Systems, Inc...................  3,050     34,031
    AuRico Gold, Inc. (05155C105).........................    800      3,704
   #AuRico Gold, Inc. (2287317)...........................  7,525     34,727
   *B2Gold Corp...........................................  8,300     24,243
  #*Ballard Power Systems, Inc............................ 10,800     21,030
   #Bank of Montreal......................................  9,179    570,794
    Bank of Nova Scotia (064149107).......................  3,193    180,085
    Bank of Nova Scotia (2076281)......................... 10,879    614,439
   *Bankers Petroleum, Ltd................................ 11,300     32,786
    Barrick Gold Corp..................................... 11,539    190,987
   #Baytex Energy Corp....................................    821     33,332
   #BCE, Inc..............................................  3,527    146,114
   #Bell Aliant, Inc......................................  1,035     28,024
   *Bellatrix Exploration, Ltd............................  2,869     18,855
   *Birchcliff Energy, Ltd................................  1,100      8,225
   #Black Diamond Group, Ltd..............................  1,100     26,325
  #*BlackBerry, Ltd. (09228F103)..........................  7,501     66,234
  #*BlackBerry, Ltd. (BCBHZ31)............................  3,974     34,900
  #*BlackPearl Resources, Inc.............................  5,500      8,568
    Bombardier, Inc. Class A..............................  4,700     22,743
    Bombardier, Inc. Class B.............................. 22,025    106,362
    Bonterra Energy Corp..................................    316     15,131

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
   #Brookfield Asset Management, Inc. Class A.............  4,056 $150,101
   #Brookfield Office Properties, Inc.....................  4,300   72,804
    CAE, Inc..............................................  3,208   36,543
    Calfrac Well Services, Ltd............................  1,000   33,152
    Cameco Corp...........................................  6,230  126,529
    Canaccord Financial, Inc..............................  2,723   17,047
    Canada Bread Co., Ltd.................................    200   11,693
    Canadian Imperial Bank of Commerce (136069101)........    498   37,788
   #Canadian Imperial Bank of Commerce (2170525)..........  4,415  334,983
    Canadian National Railway Co..........................    900   89,956
    Canadian Natural Resources, Ltd. (136385101)..........  3,597  111,579
    Canadian Natural Resources, Ltd. (2171573)............ 10,814  335,128
   #Canadian Oil Sands, Ltd...............................  5,203  101,010
   #Canadian Tire Corp., Ltd. Class A.....................  2,097  172,582
    Canadian Utilities, Ltd. Class A......................  1,600   59,585
    Canadian Western Bank.................................  2,700   76,024
   *Canam Group, Inc. Class A.............................  3,700   35,591
   #Canexus Corp..........................................  3,600   29,898
   *Canfor Corp...........................................  2,800   59,075
   #Canfor Pulp Products, Inc.............................    779    6,932
    Canyon Services Group, Inc............................    400    4,903
    Capital Power Corp....................................  2,241   45,470
    Capstone Infrastructure Corp..........................  2,119    8,273
   *Capstone Mining Corp..................................  8,100   15,299
    Cascades, Inc.........................................  2,800   15,975
   *Catamaran Corp........................................  2,000  105,345
    CCL Industries, Inc. Class B..........................    615   41,669
   *Celestica, Inc........................................  3,495   37,022
    Cenovus Energy, Inc. (15135U109)......................  1,097   32,471
   #Cenovus Energy, Inc. (B57FG04)........................  4,841  143,378
    Centerra Gold, Inc....................................  4,100   18,163
   *Cequence Energy, Ltd..................................  4,200    6,420
  #*China Gold International Resources Corp., Ltd.........  1,985    5,160
   #CI Financial Corp.....................................  2,000   60,423
   #Cineplex, Inc.........................................  1,135   41,042
   #CML HealthCare, Inc...................................  3,568   36,962
    Cogeco Cable, Inc.....................................  1,000   48,097
   *Connacher Oil and Gas, Ltd............................ 25,008    6,574
    Constellation Software, Inc...........................    235   34,288
   #Corus Entertainment, Inc. Class B.....................  1,105   26,735
    Cott Corp.............................................  1,772   14,820
   *Crew Energy, Inc......................................  2,300   11,824
    Davis + Henderson Corp................................  1,700   41,230
   *DeeThree Exploration, Ltd.............................  3,900   30,225
  #*Denison Mines Corp....................................  9,271   11,734
   *Descartes Systems Group, Inc. (The)...................  4,200   48,620
    Dollarama, Inc........................................  1,000   72,174
   *Dominion Diamond Corp.................................  1,359   19,225
    Dorel Industries, Inc. Class B........................    800   29,279
  #*Dundee Precious Metals, Inc...........................  3,100   15,393
  #*Eastern Platinum, Ltd................................. 24,600    1,916
    Emera, Inc............................................    500   15,909
    Empire Co., Ltd.......................................  1,200   94,320

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
CANADA -- (Continued)
   #Enbridge Income Fund Holdings, Inc.....................  1,600 $ 38,244
    Enbridge, Inc..........................................  7,312  324,416
   #Encana Corp............................................  7,156  125,549
   *Endeavour Silver Corp..................................  3,000   11,917
    Enerflex, Ltd..........................................  1,300   18,467
   *Energy Fuels, Inc...................................... 10,254    1,797
   #Enerplus Corp..........................................  3,304   53,689
    Ensign Energy Services, Inc............................  3,200   55,675
    Equitable Group, Inc...................................  1,300   50,755
   #Exchange Income Corp...................................    500   12,706
    Finning International, Inc.............................  4,696  101,043
    First Capital Realty, Inc..............................  3,400   56,540
  #*First Majestic Silver Corp.............................  2,300   30,029
    First Quantum Minerals, Ltd............................  2,638   42,376
    FirstService Corp......................................    900   33,482
   *Fortuna Silver Mines, Inc..............................  6,100   21,321
    Genivar, Inc...........................................  1,100   26,239
   #Genworth MI Canada, Inc................................  1,736   48,357
    George Weston, Ltd.....................................  1,400  118,668
    Gibson Energy, Inc.....................................  3,545   81,696
    Gildan Activewear, Inc. (375916103)....................    599   26,745
    Gildan Activewear, Inc. (2254645)......................    675   30,126
    GMP Capital, Inc.......................................    337    2,067
    Goldcorp, Inc. (380956409).............................  2,076   58,605
    Goldcorp, Inc. (2676302)...............................  4,500  126,925
  #*Golden Star Resources, Ltd.............................  2,800    1,390
   *Gran Tierra Energy, Inc................................  5,876   36,328
    Granite REIT...........................................    957   32,011
   *Great Basin Gold, Ltd.................................. 10,000       18
   *Great Canadian Gaming Corp.............................  4,400   41,511
   #Great-West Lifeco, Inc.................................  1,500   43,448
   #Home Capital Group, Inc................................    900   54,862
    HudBay Minerals, Inc...................................  6,400   43,119
   #Husky Energy, Inc......................................  3,300   95,103
    IAMGOLD Corp. (450913108)..............................  6,499   33,665
    IAMGOLD Corp. (2446646)................................  8,500   43,861
  #*Imax Corp..............................................  1,600   40,269
   *Imperial Metals Corp...................................  3,800   37,737
    Imperial Oil, Ltd. (453038408).........................    799   34,309
    Imperial Oil, Ltd. (2454241)...........................  1,900   81,524
    Indigo Books & Music, Inc..............................  1,191   12,732
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  2,300   92,528
    Innergex Renewable Energy, Inc.........................  2,900   24,480
    Intact Financial Corp..................................    900   52,934
   *International Forest Products, Ltd. Class A............  3,400   37,439
   #International Minerals Corp............................    500      930
    Intertape Polymer Group, Inc...........................  1,600   18,787
   *Ithaca Energy, Inc.....................................  6,562   11,628
  #*Ivanhoe Energy, Inc....................................  2,820    2,526
  #*Jaguar Mining, Inc.....................................  2,600      721
    Jean Coutu Group PJC, Inc. (The) Class A...............  1,300   23,795
   #Just Energy Group, Inc.................................  2,638   18,698
   *Katanga Mining, Ltd.................................... 20,369   12,097

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
   *Kelt Exploration, Ltd.................................    600 $  4,703
   #Keyera Corp...........................................  1,400   78,321
   #Killam Properties, Inc................................  2,800   28,624
    Kinross Gold Corp. (496902404)........................ 13,576   71,002
    Kinross Gold Corp. (B03Z841).......................... 13,785   71,670
  #*Kirkland Lake Gold, Inc...............................  1,200    4,066
  #*Lake Shore Gold Corp..................................  9,481    3,138
    Laurentian Bank of Canada.............................  1,000   43,861
   *Legacy Oil + Gas, Inc.................................  1,926   11,514
   #Leisureworld Senior Care Corp.........................  1,738   21,186
    Leon's Furniture, Ltd.................................    536    6,523
   #Lightstream Resources, Ltd............................  1,261   10,288
    Linamar Corp..........................................  1,800   55,922
   #Loblaw Cos., Ltd......................................  2,244  107,077
   *Long Run Exploration, Ltd.............................    583    2,289
  #*Lundin Mining Corp.................................... 14,510   57,215
    MacDonald Dettwiler & Associates, Ltd.................  1,243   92,956
    Magna International, Inc..............................  3,300  252,376
    Major Drilling Group International....................  2,100   14,292
    Manitoba Telecom Services, Inc........................  1,300   43,249
    Manulife Financial Corp. (56501R106)..................  6,970  122,742
    Manulife Financial Corp. (2492519).................... 19,166  337,565
    Maple Leaf Foods, Inc.................................  2,592   36,214
    Martinrea International, Inc..........................  1,814   21,194
   #Methanex Corp.........................................  2,100  100,287
    Metro, Inc............................................  1,200   86,071
   #Migao Corp............................................  3,700    4,971
   #Morneau Shepell, Inc..................................    591    8,067
   #Mullen Group, Ltd.....................................  2,000   49,791
    National Bank of Canada...............................  1,950  150,004
    Nevsun Resources, Ltd. (64156L101)....................  7,157   23,976
    Nevsun Resources, Ltd. (2631486)......................      8       27
   #New Flyer Industries, Inc.............................    878    9,942
  #*New Gold, Inc.........................................  7,300   53,021
    Newalta Corp..........................................  1,080   14,942
    Norbord, Inc..........................................    900   28,434
    Nordion, Inc..........................................  2,200   16,043
  #*North American Palladium, Ltd.........................  4,800    5,982
    North West Co., Inc. (The)............................  1,300   30,174
   #Northland Power, Inc..................................  2,700   44,373
   *NuVista Energy, Ltd...................................  2,200   14,565
  #*OceanaGold Corp....................................... 11,653   18,493
    Pacific Rubiales Energy Corp..........................  5,125   99,646
   *Paladin Labs, Inc.....................................    200   10,809
   *Paramount Resources, Ltd. Class A.....................  1,100   37,366
   *Parex Resources, Inc..................................  2,921   14,760
   #Parkland Fuel Corp....................................  1,800   30,073
   #Pason Systems, Inc....................................    700   13,269
   *Pembina Pipeline Corp. (B4PPQG5)......................    800   25,080
   #Pembina Pipeline Corp. (B4PT2P8)......................  2,820   88,326
   #Pengrowth Energy Corp................................. 13,105   75,536
   #Penn West Petroleum, Ltd.............................. 12,096  143,089
   #Petrominerales, Ltd...................................  1,400    7,620

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
   #Peyto Exploration & Development Corp..................  2,442 $ 70,241
   *Pilot Gold, Inc.......................................    325      345
  #*Poseidon Concepts Corp................................  6,629       25
    Potash Corp. of Saskatchewan, Inc.....................  5,737  166,452
   #Precision Drilling Corp...............................  4,434   45,199
    Progressive Waste Solutions, Ltd......................  3,633   87,191
   #Quebecor, Inc. Class B................................  1,200   55,099
   *Questerre Energy Corp. Class A........................  7,500    7,959
    Reitmans Canada, Ltd. Class A.........................    700    6,890
    Richelieu Hardware, Ltd...............................  1,151   48,467
   #Ritchie Bros Auctioneers, Inc.........................  1,800   34,700
   *RMP Energy, Inc.......................................  7,100   30,900
   #Rogers Sugar, Inc.....................................  1,700   10,014
    RONA, Inc.............................................  2,096   23,366
   #Royal Bank of Canada.................................. 12,404  774,842
   #Russel Metals, Inc....................................  2,600   64,778
   *San Gold Corp.........................................  4,200      532
  #*Santonia Energy, Inc..................................    900    1,437
    Saputo, Inc...........................................    800   37,013
    Savanna Energy Services Corp..........................  4,268   30,667
   #SEMAFO, Inc...........................................  8,000   14,098
   #Shaw Communications, Inc. Class B.....................  1,951   48,495
    ShawCor, Ltd..........................................  1,300   58,412
    Sherritt International Corp...........................  6,600   25,254
    Shoppers Drug Mart Corp...............................  2,766  164,624
   *Sierra Wireless, Inc..................................  2,595   33,527
   *Silver Standard Resources, Inc........................  3,100   23,783
    SNC-Lavalin Group, Inc................................  1,900   78,989
   *Southern Pacific Resource Corp........................ 18,837    6,419
   *SouthGobi Resources, Ltd..............................  1,700    1,655
   #Sprott Resource Corp..................................  7,300   25,160
    Stantec, Inc..........................................    879   40,651
   #Student Transportation, Inc...........................  2,312   15,262
    Sun Life Financial, Inc. (866796105)..................  5,198  168,675
   #Sun Life Financial, Inc. (2566124)....................  3,599  116,544
    Suncor Energy, Inc. (867224107).......................  8,061  254,969
    Suncor Energy, Inc. (B3NB1P2)......................... 18,330  579,293
   *SunOpta, Inc..........................................  3,100   24,900
   #Superior Plus Corp....................................  2,600   30,681
   *Surge Energy, Inc.....................................  5,400   27,970
    Talisman Energy, Inc. (87425E103).....................  6,635   75,042
    Talisman Energy, Inc. (2068299)....................... 10,900  123,528
   *Taseko Mines, Ltd.....................................  5,100   10,527
    Teck Resources, Ltd. Class B (878742204)..............    999   23,407
   #Teck Resources, Ltd. Class B (2879327)................  6,200  145,236
   #TELUS Corp............................................  4,008  121,789
   *Tembec, Inc...........................................    500    1,159
  #*Teranga Gold Corp.....................................  1,200      678
  #*Thompson Creek Metals Co., Inc........................  4,800   14,394
    Thomson Reuters Corp. (884903105).....................    900   30,627
   #Thomson Reuters Corp. (2889371).......................  3,376  115,042
    Tim Hortons, Inc......................................  1,300   75,271
    TMX Group, Ltd........................................    200    8,801

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
CANADA -- (Continued)
    Toromont Industries, Ltd..............................  1,300 $    29,516
   #Toronto-Dominion Bank (The) (2897222).................  9,020     760,171
    Toronto-Dominion Bank (The) (891160509)...............  1,531     128,880
    Torstar Corp. Class B.................................  1,400       7,701
    Total Energy Services, Inc............................  1,800      26,691
   *Tourmaline Oil Corp...................................  1,948      75,086
    TransAlta Corp. (89346D107)...........................  1,472      20,299
   #TransAlta Corp. (2901628).............................  4,800      66,128
    TransCanada Corp......................................  7,800     356,396
    Transcontinental, Inc. Class A........................  2,900      35,237
    TransForce, Inc.......................................    757      15,647
   *TransGlobe Energy Corp................................  3,755      25,043
   #Trilogy Energy Corp...................................  1,361      38,507
    Trinidad Drilling, Ltd................................  4,200      38,357
   #Twin Butte Energy, Ltd................................ 13,123      21,209
    Uni-Select, Inc.......................................    100       2,007
   *Uranium One, Inc...................................... 12,500      32,373
   *Valeant Pharmaceuticals International, Inc............  1,798     166,828
    Valener, Inc..........................................  1,900      29,635
   #Veresen, Inc..........................................  5,000      58,660
   #Vermilion Energy, Inc.................................    767      41,139
    West Fraser Timber Co., Ltd...........................    700      63,805
    Western Energy Services Corp..........................    500       4,070
  #*Westport Innovations, Inc.............................  1,396      45,940
    Whistler Blackcomb Holdings, Inc......................    791      10,782
    Whitecap Resources, Inc...............................  4,469      48,036
    Wi-Lan, Inc...........................................  9,000      32,421
    Yamana Gold, Inc...................................... 11,168     116,671
   #Zargon Oil & Gas, Ltd.................................  1,700      10,427
                                                                  -----------
TOTAL CANADA..............................................         17,571,426
                                                                  -----------
CHINA -- (0.0%)
   *Hanfeng Evergreen, Inc................................  2,300       3,673
                                                                  -----------
DENMARK -- (1.0%)
    ALK-Abello A.S........................................     90       7,415
    AP Moeller--Maersk A.S. Class B.......................      7      54,892
   *Auriga Industries Class B.............................    790      22,673
   *Bang & Olufsen A.S....................................  1,307      12,474
    Carlsberg A.S. Class B................................  1,319     130,741
    Chr Hansen Holding A.S................................  1,699      56,308
    Coloplast A.S. Class B................................    750      43,813
    D/S Norden A.S........................................    884      32,337
   *Danske Bank A.S.......................................  9,764     179,727
   #FLSmidth & Co. A.S....................................    912      43,271
   *Genmab A.S............................................    711      20,467
    GN Store Nord A.S.....................................  7,896     163,257
    H Lundbeck A.S........................................  2,698      54,305
    Jeudan A.S............................................    126      14,054
    NKT Holding A.S.......................................  1,148      46,530
    Novo Nordisk A.S. Class B.............................    176      29,861
   #Novo Nordisk A.S. Sponsored ADR.......................  2,933     495,442
    Novozymes A.S. Class B................................  1,535      52,615

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
DENMARK -- (Continued)
    Pandora A.S...........................................  1,338 $   53,241
    Ringkjoebing Landbobank A.S...........................    137     23,937
    Royal UNIBREW A.S.....................................    426     41,064
    Schouw & Co...........................................  1,062     39,818
    SimCorp A.S...........................................    500     15,999
   *Spar Nord Bank A.S....................................  1,200      8,305
   *Sydbank A.S...........................................  1,413     31,605
   *Topdanmark A.S........................................  3,450     96,911
    Tryg A.S..............................................    393     35,622
   #United International Enterprises......................     46      8,006
   *Vestas Wind Systems A.S...............................  7,236    145,251
   *William Demant Holding A.S............................    401     35,315
                                                                  ----------
TOTAL DENMARK.............................................         1,995,256
                                                                  ----------
FINLAND -- (1.3%)
   #Ahlstrom Oyj..........................................    715     10,428
    Alma Media Oyj........................................  1,118      4,277
    Amer Sports Oyj.......................................  1,181     23,443
    Atria P.L.C...........................................    677      6,167
   #Cargotec Oyj..........................................  1,156     41,072
   *Caverion Corp.........................................  2,419     13,452
    Citycon Oyj...........................................  9,008     28,473
    Cramo Oyj.............................................    704      8,728
    F-Secure Oyj..........................................  5,286     11,899
    Finnair Oyj...........................................  1,807      6,976
    Fiskars Oyj Abp.......................................    651     15,251
    Fortum Oyj............................................  9,118    180,350
    HKScan Oyj Class A....................................  1,428      6,967
    Huhtamaki Oyj.........................................  4,004     76,310
    Kemira Oyj............................................  3,102     48,264
    Kesko Oyj Class A.....................................    213      7,148
   #Kesko Oyj Class B.....................................  2,630     82,716
    Kone Oyj Class B......................................  1,397    104,046
    Konecranes Oyj........................................    954     27,972
    Lassila & Tikanoja Oyj................................    682     12,839
    Lemminkainen Oyj......................................     61      1,203
    Metsa Board Oyj.......................................  7,992     27,153
    Metso Oyj.............................................  4,261    150,118
  #*Munksjo Oyj...........................................    179      1,287
    Neste Oil Oyj.........................................  5,289     76,426
  #*Nokia Oyj............................................. 54,184    214,213
  #*Nokia Oyj Sponsored ADR............................... 49,629    195,538
    Nokian Renkaat Oyj....................................  1,313     58,315
    Olvi Oyj Class A......................................    412     14,777
    Oriola-KD Oyj Class B.................................    378      1,194
    Orion Oyj Class A.....................................    403      9,985
    Orion Oyj Class B.....................................    364      8,910
  #*Outokumpu Oyj......................................... 31,824     19,688
   #Outotec Oyj...........................................  1,688     20,481
    PKC Group Oyj.........................................  1,042     28,751
    Pohjola Bank P.L.C. Class A...........................  2,803     48,549
   *Poyry Oyj.............................................    706      3,553
    Raisio P.L.C. Class V.................................  3,077     13,710

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
FINLAND -- (Continued)
    Ramirent Oyj..........................................    548 $    5,126
   #Rautaruukki Oyj.......................................  4,022     23,577
    Ruukki Group Oyj......................................  1,697        924
   #Sanoma Oyj............................................  2,591     18,844
   #Stockmann Oyj Abp.....................................    889     13,420
    Stora Enso Oyj Class R................................ 27,562    204,472
    Technopolis Oyj.......................................  3,759     24,126
    Tieto Oyj.............................................  1,835     35,057
    Tikkurila Oyj.........................................    348      7,645
    UPM-Kymmene Oyj....................................... 27,754    308,979
    Vacon P.L.C...........................................    296     20,362
    Vaisala Oyj Class A...................................     69      1,873
    Wartsila Oyj Abp......................................  4,272    193,665
    YIT Oyj...............................................  2,419     32,900
                                                                  ----------
TOTAL FINLAND.............................................         2,501,599
                                                                  ----------
FRANCE -- (7.5%)
    Accor SA..............................................  1,562     58,878
  #*Air France-KLM........................................  4,416     35,695
    Air Liquide SA........................................  2,115    280,809
  #*Alcatel-Lucent........................................ 28,475     71,874
    Alstom SA.............................................  2,146     72,617
    Alten SA..............................................    421     15,668
    Altran Technologies SA................................  4,114     29,463
    April.................................................    128      2,601
    Arkema SA.............................................  1,984    198,832
    AtoS..................................................  1,663    125,100
    AXA SA................................................ 18,574    409,397
    AXA SA Sponsored ADR..................................  2,900     64,003
    Axway Software SA.....................................    228      5,274
  #*Beneteau SA...........................................  1,571     21,012
    BioMerieux............................................     95      9,705
    BNP Paribas SA........................................ 10,243    664,128
    Bollore SA............................................     89     42,679
    Bonduelle SCA.........................................    536     13,291
    Bongrain SA...........................................    214     13,865
    Bourbon SA............................................  1,288     34,975
   #Bouygues SA...........................................  3,354     98,212
   *Bull..................................................  5,424     17,930
    Bureau Veritas SA.....................................  2,468     73,261
    Cap Gemini SA.........................................  2,951    161,401
    Carrefour SA..........................................  8,480    259,805
    Casino Guichard Perrachon SA..........................  1,610    165,792
    CGG Sponsored ADR.....................................  5,600    140,000
    Christian Dior SA.....................................    414     73,362
    Cie de St-Gobain......................................  8,707    404,431
    Cie Generale des Etablissements Michelin..............  3,067    307,550
   *Club Mediterranee SA..................................    780     18,093
    CNP Assurances........................................  2,247     38,002
   *Credit Agricole SA.................................... 27,628    263,733
    Danone SA.............................................  3,841    304,190
    Dassault Systemes SA..................................    148     19,455
    Dassault Systemes SA ADR..............................    500     65,835

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
FRANCE -- (Continued)
   *Derichebourg SA.......................................  4,522 $ 15,615
    Eiffage SA............................................    479   25,699
    Electricite de France SA..............................  2,758   80,845
    Essilor International SA..............................  1,774  198,541
    Esso SA Francaise.....................................     72    4,377
    Etablissements Maurel et Prom.........................  1,547   25,246
    Eurofins Scientific...................................    301   65,936
    European Aeronautic Defence and Space Co. NV..........  3,857  230,976
    Eutelsat Communications SA............................    885   24,735
    Faiveley Transport SA.................................     99    6,664
   *Faurecia..............................................  1,157   30,541
    Fimalac...............................................    138    7,431
    France Telecom SA..................................... 17,648  174,063
    GDF Suez..............................................  6,633  139,123
    GL Events.............................................    729   16,154
    Groupe Eurotunnel SA..................................  4,428   34,738
   *Groupe Fnac...........................................    173    3,890
    Groupe Steria SCA.....................................  1,736   24,502
   *Haulotte Group SA.....................................    105      932
    Havas SA..............................................  7,168   54,228
    Hermes International..................................    116   39,412
    Imerys SA.............................................    712   47,075
   #Ingenico..............................................  1,054   78,751
    Interparfums SA.......................................    388   12,828
   #IPSOS.................................................    691   24,548
    JCDecaux SA...........................................  1,564   50,093
    Korian................................................    218    5,130
    L'Oreal SA............................................  2,856  478,755
    Lafarge SA............................................  4,346  278,009
    Lagardere SCA.........................................  3,917  124,117
    Legrand SA............................................  2,964  153,585
    LISI..................................................    210   27,629
    LVMH Moet Hennessy Louis Vuitton SA...................  2,196  399,736
    Maisons France Confort................................    226    7,429
   #Manitou BF SA.........................................    582    7,528
    Medica SA.............................................  2,026   41,657
    Mersen................................................    738   16,767
    Metropole Television SA...............................    533   10,505
    Natixis............................................... 26,690  136,384
    Naturex...............................................    308   23,596
   #Neopost SA............................................  1,054   75,718
   #Nexans SA.............................................  1,179   62,758
    Nexity SA.............................................    965   38,120
    Norbert Dentressangle SA..............................      3      288
   *NRJ Group.............................................  2,272   18,810
    Orange SA ADR.........................................  5,900   58,115
   #Orpea.................................................    614   28,981
  #*PagesJaunes Groupe....................................  2,821    6,154
    Pernod-Ricard SA......................................  2,534  302,348
  #*Peugeot SA............................................  7,191   91,845
  #*Pierre & Vacances SA..................................    107    2,482
    Plastic Omnium SA.....................................    474   32,337
    PPR...................................................  1,393  319,462

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
FRANCE -- (Continued)
   #Publicis Groupe SA....................................  1,353 $   109,154
    Rallye SA.............................................    845      31,215
    Remy Cointreau SA.....................................    428      44,322
    Renault SA............................................  7,045     555,072
    Rexel SA..............................................  3,976      96,706
    Rubis SCA.............................................    943      60,239
    Sa des Ciments Vicat..................................    291      19,619
    Safran SA.............................................  3,024     177,583
    Saft Groupe SA........................................  1,628      40,217
    Samse SA..............................................      4         342
    Sanofi................................................  3,913     409,627
    Sanofi ADR............................................ 10,456     538,275
    Schneider Electric SA.................................  6,460     514,609
    SEB SA................................................    721      59,970
    Sechilienne-Sidec.....................................    158       3,209
   *Sequana SA............................................    493       3,825
    SES SA................................................  2,870      84,475
    Societe BIC SA........................................    594      65,982
    Societe d'Edition de Canal +..........................  1,800      12,761
    Societe Generale SA................................... 15,740     633,265
    Societe Television Francaise 1........................  2,666      39,482
    Sodexo................................................    886      80,917
   *SOITEC................................................ 13,229      29,488
   #Sopra Group SA........................................    228      16,718
    Stef..................................................     27       1,536
    STMicroelectronics NV (861012102).....................  8,829      75,311
    STMicroelectronics NV (5962332).......................  7,387      63,285
   *Technicolor SA........................................    828       4,155
    Technip SA............................................  1,708     188,458
    Teleperformance.......................................  1,226      59,430
    Thales SA.............................................  2,607     134,250
  #*Theolia SA............................................    478       1,073
    Total SA..............................................  7,373     392,895
    Total SA Sponsored ADR................................  8,500     450,925
   *Trigano SA............................................  1,235      17,646
   *UBISOFT Entertainment.................................  5,735      87,489
    Valeo SA..............................................  1,860     147,274
    Vallourec SA..........................................  1,609      95,038
  #*Valneva SE............................................    115         509
    Veolia Environnement SA...............................  8,756     117,877
    Veolia Environnement SA ADR...........................  1,059      14,180
    Viel et Co............................................    300         935
   #Vilmorin & Cie........................................    141      16,966
    Vinci SA..............................................  4,456     241,029
    Virbac SA.............................................    123      24,581
    Vivendi SA............................................ 23,608     504,794
    Zodiac Aerospace......................................    356      51,721
                                                                  -----------
TOTAL FRANCE..............................................         15,064,535
                                                                  -----------
GERMANY -- (5.3%)
   *Aareal Bank AG........................................  1,754      48,472
    Adidas AG.............................................  3,639     405,621
   *ADVA Optical Networking SE............................  1,788       9,700

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
GERMANY -- (Continued)
  #*Air Berlin P.L.C......................................  3,958 $ 10,010
   *Aixtron SE NA.........................................  1,469   23,066
    Allianz SE............................................  4,628  721,188
    Allianz SE ADR........................................ 10,000  155,300
    Aurubis AG............................................  1,354   76,192
   #Axel Springer AG......................................    675   35,340
    BASF SE...............................................  4,483  397,321
    Bauer AG..............................................     98    2,500
    Bayer AG..............................................  1,481  172,144
    Bayerische Motoren Werke AG...........................  1,207  118,140
    BayWa AG..............................................    329   16,243
    Bechtle AG............................................    976   47,941
    Beiersdorf AG.........................................  1,586  146,664
    Bijou Brigitte AG.....................................    249   21,838
    Bilfinger SE..........................................    773   73,487
    Biotest AG............................................    111    8,618
    Brenntag AG...........................................     57    9,381
    Carl Zeiss Meditec AG.................................    420   14,233
    Celesio AG............................................  3,368   76,112
    Cewe Color Holding AG.................................    374   17,397
    Comdirect Bank AG.....................................  2,270   22,124
   *Commerzbank AG........................................ 26,060  221,830
   #CompuGroup Medical AG.................................    444   10,850
   *Constantin Medien AG..................................  3,713    7,789
    Continental AG........................................  1,857  292,420
   #CropEnergies AG.......................................  1,674   14,187
    CTS Eventim AG........................................    508   22,853
    Delticom AG...........................................     86    4,212
    Deutsche Bank AG (D18190898)..........................  5,494  247,175
    Deutsche Bank AG (5750355)............................ 12,619  569,285
   *Deutsche Lufthansa AG.................................  4,149   83,145
    Deutsche Post AG...................................... 17,877  499,913
    Deutsche Telekom AG................................... 20,584  250,301
   #Deutsche Telekom AG Sponsored ADR.....................  6,800   82,892
    Deutsche Wohnen AG....................................  3,412   60,140
   *Deutz AG..............................................  1,775   12,335
   *Dialog Semiconductor P.L.C............................    987   16,311
    Drillisch AG..........................................  2,194   40,127
    Duerr AG..............................................    916   61,331
    E.ON SE............................................... 13,117  222,715
    Elmos Semiconductor AG................................  1,078   12,881
    ElringKlinger AG......................................  1,056   39,066
    Fielmann AG...........................................    439   45,777
    Fraport AG Frankfurt Airport Services Worldwide.......  1,100   71,212
    Freenet AG............................................  2,915   69,528
    Fresenius Medical Care AG & Co. KGaA..................    648   40,917
    Fresenius Medical Care AG & Co. KGaA ADR..............  1,600   50,336
    Fresenius SE & Co. KGaA...............................  1,784  224,583
    Fuchs Petrolub AG.....................................    292   19,187
   *GAGFAH SA.............................................  3,299   38,049
    Gerresheimer AG.......................................  1,019   59,348
   #Gesco AG..............................................    211   20,277
    GFK SE................................................    415   20,471

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
GERMANY -- (Continued)
   #Gildemeister AG.......................................   3,114 $ 72,383
    Grammer AG............................................     916   30,563
    Grenkeleasing AG......................................     342   31,450
    GSW Immobilien AG.....................................   1,217   49,356
   *H&R AG................................................      95    1,101
    HeidelbergCement AG...................................   3,032  233,587
   *Heidelberger Druckmaschinen AG........................   5,179   12,771
    Henkel AG & Co. KGaA..................................   1,662  137,731
    Hochtief AG...........................................   1,313  100,005
    Hugo Boss AG..........................................     282   32,742
    Indus Holding AG......................................     446   14,891
    Infineon Technologies AG..............................   3,829   33,978
    Infineon Technologies AG ADR..........................   7,164   63,401
  #*IVG Immobilien AG.....................................   5,487    1,216
    Jenoptik AG...........................................   3,400   42,553
   #K+S AG................................................   2,100   51,871
    Kabel Deutschland Holding AG..........................   1,269  142,873
   *Kloeckner & Co. SE....................................   2,194   27,429
    Kontron AG............................................   4,419   20,761
   #Krones AG.............................................     310   26,166
   #KUKA AG...............................................     785   34,650
    KWS Saat AG...........................................      54   18,042
    Lanxess AG............................................   1,831  114,609
    Leoni AG..............................................   1,292   64,346
    Linde AG..............................................   1,565  301,470
    LPKF Laser & Electronics AG...........................   1,858   34,252
    MAN SE................................................     957  109,098
    Merck KGaA............................................   1,135  187,529
    Metro AG..............................................   2,703   93,268
    MLP AG................................................     696    4,255
   *Morphosys AG..........................................   1,004   68,539
    MTU Aero Engines Holding AG...........................     936   85,034
    Muenchener Rueckversicherungs AG......................   2,173  431,499
    MVV Energie AG........................................     114    3,353
   *Nordex SE.............................................     320    2,676
    Norma Group SE........................................     717   30,441
   *Osram Licht AG........................................     133    5,196
   *Patrizia Immobilien AG................................   3,605   39,447
    Pfeiffer Vacuum Technology AG.........................     214   23,323
    PNE Wind AG...........................................   5,346   19,505
   #Puma SE...............................................     191   53,328
    R Stahl AG............................................     392   18,983
    Rational AG...........................................      48   13,932
    Rheinmetall AG........................................     937   43,350
    Rhoen Klinikum AG.....................................   3,216   77,981
    SAP AG................................................   2,396  175,558
   #SAP AG Sponsored ADR..................................   3,560  259,488
   #SGL Carbon SE.........................................     966   31,538
    Siemens AG............................................   1,333  146,405
    Siemens AG Sponsored ADR..............................   4,534  500,826
   *Sky Deutschland AG....................................   1,980   15,501
    Software AG...........................................   1,192   36,241
    Stada Arzneimittel AG.................................   2,098   98,376

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
GERMANY -- (Continued)
   *Suss Microtec AG......................................   1,680 $    16,092
    Symrise AG............................................   1,802      77,823
   #TAG Immobilien AG.....................................   2,061      24,437
    Takkt AG..............................................     314       5,328
   *TUI AG................................................   4,115      51,913
    Vossloh AG............................................     284      23,661
    VTG AG................................................     506       9,488
   #Wacker Chemie AG......................................     681      66,432
    Wacker Neuson SE......................................   1,285      17,152
    Wincor Nixdorf AG.....................................     165      10,466
                                                                   -----------
TOTAL GERMANY.............................................          10,632,134
                                                                   -----------
GREECE -- (0.2%)
   *Alpha Bank AE.........................................   3,571       2,122
    Athens Water Supply & Sewage Co. SA (The).............   1,035       8,190
   *Bank of Cyprus P.L.C..................................  19,567          --
    Bank of Greece........................................     135       2,227
   *Fourlis Holdings SA...................................     615       2,067
   *GEK Terna Holding Real Estate Construction SA.........   1,220       3,529
    Hellenic Petroleum SA.................................   3,218      31,628
   *Hellenic Telecommunications Organization SA...........  10,084      91,047
    JUMBO SA..............................................   3,858      40,975
    Motor Oil Hellas Corinth Refineries SA................   1,306      13,218
   *Mytilineos Holdings SA................................   4,261      24,591
   *National Bank of Greece SA............................   7,669      26,706
    National Bank of Greece SA ADR........................      91         323
    OPAP SA...............................................   2,782      24,967
   *Piraeus Bank SA.......................................   2,891       3,681
    Public Power Corp. SA.................................   1,803      18,654
   *Titan Cement Co. SA...................................   1,093      19,878
   *TT Hellenic Postbank SA...............................   3,483          --
                                                                   -----------
TOTAL GREECE..............................................             313,803
                                                                   -----------
HONG KONG -- (1.3%)
    AAC Technologies Holdings, Inc........................  12,500      58,164
    Allied Properties HK, Ltd.............................  48,000       6,815
    Associated International Hotels, Ltd..................   4,000      11,403
    BOC Hong Kong Holdings, Ltd...........................  33,500     105,098
   *Brightoil Petroleum Holdings, Ltd.....................  83,000      14,438
    Cathay Pacific Airways, Ltd...........................  19,000      35,177
    Cheung Kong Holdings, Ltd.............................   2,000      28,047
    Chow Sang Sang Holdings International, Ltd............   5,000      11,591
    Chow Tai Fook Jewellery Group, Ltd....................  14,200      18,152
    CLP Holdings, Ltd.....................................  14,000     116,059
    Dickson Concepts International, Ltd...................   6,500       3,619
    EcoGreen Fine Chemicals Group, Ltd....................  28,000       5,303
    Esprit Holdings, Ltd..................................  12,900      21,034
   *G-Resources Group, Ltd................................ 231,000       8,181
  #*Genting Hong Kong, Ltd................................  96,000      41,660
   #Giordano International, Ltd...........................  14,000      13,858
    Glorious Sun Enterprises, Ltd.........................  14,000       3,320
    Hang Lung Group, Ltd..................................  10,000      51,544

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
HONG KONG -- (Continued)
    Hang Lung Properties, Ltd.............................  27,000 $ 87,576
    Hang Seng Bank, Ltd...................................   3,600   55,017
   #Harbour Centre Development, Ltd.......................   2,000    3,629
    Henderson Land Development Co., Ltd...................   7,726   48,119
    HKR International, Ltd................................  48,800   24,272
    Hong Kong & China Gas Co., Ltd........................  13,310   34,065
   #Hong Kong Aircraft Engineering Co., Ltd...............     800   11,136
    Hongkong & Shanghai Hotels (The)......................   6,500    9,790
   *Hongkong Chinese, Ltd.................................  58,000   11,997
    Hopewell Holdings, Ltd................................   2,500    7,922
    Hysan Development Co., Ltd............................  10,000   42,303
    K Wah International Holdings, Ltd.....................  35,000   15,961
    Kerry Properties, Ltd.................................  29,000  119,402
    Kowloon Development Co., Ltd..........................   7,000    8,431
    L'Occitane International SA...........................   4,250    9,520
   #Li & Fung, Ltd........................................  73,360   96,571
   #Luk Fook Holdings International, Ltd..................   4,000   11,228
   *Melco Crown Entertainment, Ltd. ADR...................   1,296   32,244
    MGM China Holdings, Ltd...............................  14,400   41,773
   #Midland Holdings, Ltd.................................  18,000    7,261
    MTR Corp., Ltd........................................  10,051   37,370
    New World Development Co., Ltd........................  41,936   61,059
    Newocean Energy Holdings, Ltd.........................  50,000   26,861
    NWS Holdings, Ltd.....................................  16,185   24,609
    Pacific Basin Shipping, Ltd...........................  62,000   33,472
    Pacific Textile Holdings, Ltd.........................  20,000   23,898
    Paliburg Holdings, Ltd................................  28,000    9,385
    Power Assets Holdings, Ltd............................  13,500  121,198
    Prada SpA.............................................   3,200   29,838
    Public Financial Holdings, Ltd........................   6,000    2,776
    SA SA International Holdings, Ltd.....................  38,000   37,845
    Samsonite International SA............................  15,000   41,054
    Sands China, Ltd......................................  16,000   86,580
    Shangri-La Asia, Ltd..................................   6,000    9,432
    Shun Tak Holdings, Ltd................................  11,000    4,720
    Singamas Container Holdings, Ltd......................  96,000   20,640
    Sino Land Co., Ltd....................................  74,824  105,558
    Sun Hung Kai & Co., Ltd...............................   4,000    2,191
    Sun Hung Kai Properties, Ltd..........................  14,000  186,988
    Swire Properties, Ltd.................................   8,800   25,845
    Techtronic Industries Co..............................  32,000   78,082
    Television Broadcasts, Ltd............................   2,000   13,530
    Texwinca Holdings, Ltd................................  14,000   13,674
    Tongda Group Holdings, Ltd............................ 270,000   15,474
    Transport International Holdings, Ltd.................  12,000   25,920
   #Trinity, Ltd..........................................  12,000    3,866
    Victory City International Holdings, Ltd..............  41,042    6,397
    Vitasoy International Holdings, Ltd...................  10,000   12,244
    VST Holdings, Ltd.....................................  74,400   12,461
    VTech Holdings, Ltd...................................   1,400   21,467
    Wharf Holdings, Ltd...................................  14,000  120,290
    Wheelock & Co., Ltd...................................  15,000   77,910
    Wynn Macau, Ltd.......................................   4,800   13,536

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE++
                                                             ------ ----------
HONG KONG -- (Continued)
    Xinyi Glass Holdings, Ltd............................... 34,000 $   31,142
    Yue Yuen Industrial Holdings, Ltd....................... 10,500     28,816
                                                                    ----------
TOTAL HONG KONG.............................................         2,597,808
                                                                    ----------
IRELAND -- (0.2%)
    Anglo Irish Bank Corp. P.L.C............................  5,570         --
   *Bank of Ireland......................................... 87,494     19,714
   *Bank of Ireland Sponsored ADR...........................     30        272
    C&C Group P.L.C. (B010DT8)..............................  1,711      9,420
    C&C Group P.L.C. (B011Y09)..............................  4,812     26,830
    CRH P.L.C...............................................  4,953    104,087
    CRH P.L.C. Sponsored ADR................................    372      7,853
    Dragon Oil P.L.C........................................  5,185     48,718
    FBD Holdings P.L.C......................................  1,875     40,059
    Glanbia P.L.C...........................................  4,032     52,732
    Grafton Group P.L.C.....................................  5,495     44,837
   *Kenmare Resources P.L.C.................................    953        387
    Paddy Power P.L.C.......................................    456     36,925
    Smurfit Kappa Group P.L.C...............................  3,302     66,779
                                                                    ----------
TOTAL IRELAND...............................................           458,613
                                                                    ----------
ISRAEL -- (0.2%)
    Azrieli Group...........................................    822     25,593
   *Ceragon Networks, Ltd...................................  1,170      4,011
    Clal Industries, Ltd....................................  2,565     10,780
    Clal Insurance Enterprises Holdings, Ltd................    670     12,549
    Delek Group, Ltd........................................    148     41,561
    Elbit Systems, Ltd......................................    533     23,515
   *EZchip Semiconductor, Ltd...............................    325     10,286
    First International Bank Of Israel, Ltd.................  1,094     17,274
    Frutarom Industries, Ltd................................  1,280     21,776
   *Given Imaging, Ltd......................................    902     14,118
    Harel Insurance Investments & Financial Services, Ltd...    384     21,327
    Israel Chemicals, Ltd...................................  7,094     56,569
   *Israel Discount Bank, Ltd. Class A......................  2,038      3,468
   *Mellanox Technologies, Ltd..............................  1,147     51,731
   *Menorah Mivtachim Holdings, Ltd.........................  1,148     13,064
    Migdal Insurance & Financial Holding, Ltd...............  6,903     11,292
   *Nitsba Holdings 1995, Ltd...............................    720      9,202
   *Oil Refineries, Ltd..................................... 30,902     13,260
    Osem Investments, Ltd...................................  1,359     30,302
    Partner Communications Co., Ltd.........................  1,994     15,140
   *Paz Oil Co., Ltd........................................     79     12,838
    Strauss Group, Ltd......................................  1,238     21,353
                                                                    ----------
TOTAL ISRAEL................................................           441,009
                                                                    ----------
ITALY -- (2.0%)
    A2A SpA................................................. 14,901     12,970
    ACEA SpA................................................    926      8,559
    Alerion Cleanpower SpA..................................  2,085      9,105
    Amplifon SpA............................................  7,609     38,105
    Ansaldo STS SpA.........................................  3,594     33,729

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
ITALY -- (Continued)
   *Arnoldo Mondadori Editore SpA.........................   3,462 $  4,585
    Assicurazioni Generali SpA............................  17,851  353,126
    Astaldi SpA...........................................   2,155   15,473
    Atlantia SpA..........................................   4,137   78,764
   *Autogrill SpA.........................................   1,407   21,491
    Azimut Holding SpA....................................   3,472   78,012
    Banca Generali SpA....................................   1,608   40,406
  #*Banca Monte dei Paschi di Siena SpA................... 163,052   44,686
   *Banca Piccolo Credito Valtellinese Scarl..............   5,966    7,260
   *Banca Popolare dell'Emilia Romagna S.c.r.l............  10,743   64,342
   *Banca Popolare dell'Etruria e del Lazio...............   1,087      908
  #*Banca Popolare di Milano Scarl........................  36,030   17,689
    Banca Popolare di Sondrio Scarl.......................   6,159   32,315
   *Banco Popolare........................................   2,213    2,825
    BasicNet SpA..........................................   3,053    6,421
   *CIR-Compagnie Industriali Riunite SpA.................  12,797   16,777
    Credito Emiliano SpA..................................   1,297    7,131
    De'Longhi SpA.........................................   4,371   69,819
    DiaSorin SpA..........................................     691   29,116
    Enel SpA..............................................  62,616  209,527
    Eni SpA...............................................  24,279  536,253
    Eni SpA Sponsored ADR.................................     600   26,490
    ERG SpA...............................................     971    9,451
    Esprinet SpA..........................................   1,834    7,959
   *Falck Renewables SpA..................................   2,083    2,393
    Fiat Industrial SpA...................................   5,316   65,632
   *Fiat SpA..............................................  21,453  171,053
  #*Finmeccanica SpA......................................  10,748   56,230
   *Gemina SpA............................................   6,656   13,879
   #Geox SpA..............................................     707    1,843
   *Gruppo Editoriale L'Espresso SpA......................   2,471    3,025
    Hera SpA..............................................  13,780   27,807
   *IMMSI SpA.............................................  13,995    8,116
   *Intek Group SpA.......................................   9,436    3,386
    Interpump Group SpA...................................   2,221   22,017
    Intesa Sanpaolo SpA................................... 140,170  267,381
    Iren SpA..............................................  22,837   25,663
   #Italcementi SpA.......................................   3,075   22,840
   *Italmobiliare SpA.....................................     111    2,652
    Lottomatica Group SpA.................................   1,126   31,256
   *Mediaset SpA..........................................   9,368   40,924
   *Milano Assicurazioni SpA..............................   5,077    3,427
    Piaggio & C SpA.......................................   7,738   21,623
   #Pirelli & C. SpA......................................   5,139   67,485
  #*Prelios SpA...........................................     220      177
  #*Premafin Finanziaria SpA..............................   6,626    1,479
    Prysmian SpA..........................................   1,451   29,500
    Recordati SpA.........................................   2,408   28,505
   *Safilo Group SpA......................................   1,166   23,998
    Saipem SpA............................................   3,018   64,335
  #*Saras SpA.............................................   7,534    9,236
    Snam SpA..............................................  17,646   83,396
    Societa Cattolica di Assicurazioni S.c.r.l............   1,051   23,642

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
ITALY -- (Continued)
    Societa Iniziative Autostradali e Servizi SpA.........   3,086 $   27,021
    Sogefi SpA............................................   5,901     23,327
   *Sorin SpA.............................................   5,946     16,200
    Telecom Italia SpA.................................... 114,064     78,249
    Telecom Italia SpA Sponsored ADR......................   6,420     44,170
    Tenaris SA............................................   1,995     44,509
    Tenaris SA ADR........................................   2,200     97,790
    Terna Rete Elettrica Nazionale SpA....................  12,948     57,833
   #Tod's SpA.............................................     420     68,423
    UniCredit SpA.........................................  72,981    398,644
    Unione di Banche Italiane SCPA........................   8,864     37,785
    Unipol Gruppo Finanziario SpA.........................  10,012     38,495
    Vittoria Assicurazioni SpA............................   2,148     19,842
   *Yoox SpA..............................................   2,170     57,003
                                                                   ----------
TOTAL ITALY...............................................          3,915,485
                                                                   ----------
JAPAN -- (20.9%)
    77 Bank, Ltd. (The)...................................   5,000     24,153
    Accordia Golf Co., Ltd................................      37     40,344
    ADEKA Corp............................................   4,200     42,359
    Advan Co., Ltd........................................     500      5,694
    Advantest Corp........................................   1,800     23,447
    Advantest Corp. ADR...................................     500      6,505
   #Aeon Co., Ltd.........................................  11,800    162,180
    Aica Kogyo Co., Ltd...................................   2,900     55,981
    Aichi Bank, Ltd. (The)................................     300     13,641
    Aichi Steel Corp......................................   2,000      9,552
    Aida Engineering, Ltd.................................   4,900     38,594
    Ain Pharmaciez, Inc...................................     600     26,087
    Air Water, Inc........................................   4,000     58,603
    Aisin Seiki Co., Ltd..................................   2,600    102,998
    Ajinomoto Co., Inc....................................   6,000     83,694
    Akita Bank, Ltd. (The)................................   7,000     18,832
    Alfresa Holdings Corp.................................   1,300     64,491
    Alpine Electronics, Inc...............................   2,300     22,575
    Alps Electric Co., Ltd................................   7,000     52,453
    Amada Co., Ltd........................................   6,000     43,046
    Amano Corp............................................   3,100     33,184
    ANA Holdings, Inc.....................................   5,000     10,296
    Anritsu Corp..........................................   2,000     25,094
    AOI Electronic Co., Ltd...............................     200      2,916
    AOKI Holdings, Inc....................................     800     25,468
    Aomori Bank, Ltd. (The)...............................   6,000     15,665
    Aoyama Trading Co., Ltd...............................   1,600     39,919
    Arakawa Chemical Industries, Ltd......................     300      2,521
    Arcland Sakamoto Co., Ltd.............................     900     13,994
    Arcs Co., Ltd.........................................   2,023     37,269
   #Arnest One Corp.......................................   2,000     37,812
    Asahi Diamond Industrial Co., Ltd.....................   3,400     35,088
    Asahi Glass Co., Ltd..................................  29,000    187,561
    Asahi Group Holdings, Ltd.............................   4,300    109,533
    Asahi Kasei Corp......................................  44,000    278,266
    Asatsu-DK, Inc........................................     300      7,864

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Asics Corp............................................  4,300 $ 72,232
    Astellas Pharma, Inc..................................  5,400  288,808
    Autobacs Seven Co., Ltd...............................  1,200   17,599
    Avex Group Holdings, Inc..............................  2,300   78,859
    Azbil Corp............................................  3,500   75,110
    Bando Chemical Industries, Ltd........................  3,000   10,670
    Bank of Iwate, Ltd. (The).............................    300   13,202
    Bank of Kyoto, Ltd. (The).............................  5,000   39,927
    Bank of Okinawa, Ltd. (The)...........................    300   12,282
    Bank of Saga, Ltd. (The)..............................  8,000   16,155
    Bank of the Ryukyus, Ltd..............................  1,800   23,185
    Benesse Holdings, Inc.................................  1,200   41,383
   #Bic Camera, Inc.......................................     60   30,444
    Bridgestone Corp......................................  6,200  219,522
    Brother Industries, Ltd...............................  5,600   62,177
    Bunka Shutter Co., Ltd................................  6,000   34,145
    Calsonic Kansei Corp..................................  4,000   20,975
    Canon Electronics, Inc................................  1,800   33,963
    Canon Marketing Japan, Inc............................  3,600   46,011
    Canon, Inc............................................  5,600  172,727
   #Canon, Inc. Sponsored ADR.............................  8,300  255,972
   #Casio Computer Co., Ltd...............................  9,200   81,992
    Cawachi, Ltd..........................................    500   10,014
    Central Glass Co., Ltd................................  7,000   22,040
    Century Tokyo Leasing Corp............................  2,300   63,162
   *Chiba Kogyo Bank, Ltd. (The)..........................  3,300   24,211
    Chiyoda Co., Ltd......................................  1,200   30,922
    Chiyoda Corp..........................................  3,000   35,594
    Chubu Electric Power Co., Inc.........................  6,400   88,734
    Chubu Shiryo Co., Ltd.................................  1,000    5,378
    Chugai Pharmaceutical Co., Ltd........................  3,000   59,484
    Chugoku Electric Power Co., Inc. (The)................  5,700   83,718
    Chugoku Marine Paints, Ltd............................  2,000   10,403
    Chukyo Bank, Ltd. (The)...............................  8,000   14,441
    Chuo Spring Co., Ltd..................................  1,000    3,265
    Citizen Holdings Co., Ltd.............................  9,500   54,240
    CKD Corp..............................................  5,100   38,884
    Cleanup Corp..........................................    600    4,857
    CMK Corp..............................................  2,600    8,554
    Coca-Cola Central Japan Co., Ltd......................    500    6,680
    Coca-Cola West Co., Ltd...............................  2,100   40,791
    Cocokara fine, Inc....................................    400   12,439
    COMSYS Holdings Corp..................................  1,600   20,317
    Cosel Co., Ltd........................................    600    6,915
   *Cosmo Oil Co., Ltd.................................... 35,000   64,941
    Dai Nippon Printing Co., Ltd.......................... 14,000  124,585
    Dai-ichi Life Insurance Co., Ltd. (The)...............      4    5,445
    Daibiru Corp..........................................  1,100   11,537
    Daicel Corp........................................... 10,000   86,072
    Daido Steel Co., Ltd.................................. 17,000   98,436
    Daidoh, Ltd...........................................    500    3,351
   *Daiei, Inc. (The).....................................  1,350    4,459
    Daifuku Co., Ltd......................................  1,500   13,698

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
    Daihatsu Motor Co., Ltd................................  2,000 $ 43,961
    Daihen Corp............................................  2,000    7,882
    Daiichi Sankyo Co., Ltd................................  8,000  130,188
    Daikin Industries, Ltd.................................  2,600  108,021
    Daikyo, Inc............................................ 12,000   36,043
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..................................................  4,000   16,914
    Dainippon Sumitomo Pharma Co., Ltd.....................  4,900   64,989
    Daio Paper Corp........................................  1,000    6,012
    Daisan Bank, Ltd. (The)................................  2,000    3,100
    Daiseki Co., Ltd.......................................  1,100   19,269
    Daito Trust Construction Co., Ltd......................    900   82,237
    Daiwa House Industry Co., Ltd.......................... 12,000  220,389
    Daiwa Securities Group, Inc............................ 19,000  161,181
    Daiwabo Holdings Co., Ltd..............................  8,000   12,897
    DCM Holdings Co., Ltd..................................  1,300    9,304
    Denki Kagaku Kogyo KK.................................. 20,000   73,696
    Denso Corp.............................................  4,200  190,645
    Dentsu, Inc............................................  4,500  143,291
    DIC Corp............................................... 32,000   83,401
   #Disco Corp.............................................    300   17,731
    Doutor Nichires Holdings Co., Ltd......................  1,900   29,354
    Dowa Holdings Co., Ltd................................. 10,000   91,316
    Duskin Co., Ltd........................................  1,300   24,220
    East Japan Railway Co..................................  2,600  209,176
    Ebara Corp............................................. 18,000   98,779
   #EDION Corp.............................................  1,300    7,421
    Ehime Bank, Ltd. (The).................................  8,000   19,250
    Eighteenth Bank, Ltd. (The)............................  3,000    6,849
   #Eisai Co., Ltd.........................................  1,400   59,177
    Eizo Corp..............................................  1,100   24,668
    Electric Power Development Co., Ltd....................  1,700   56,228
    ESPEC Corp.............................................    700    5,355
    Exedy Corp.............................................  1,300   34,970
    Ezaki Glico Co., Ltd...................................  1,000   10,340
    FALCO SD HOLDINGS Co., Ltd.............................    200    2,788
    FamilyMart Co., Ltd....................................  1,200   52,950
    Fancl Corp.............................................  1,500   18,595
    FANUC Corp.............................................  1,900  287,684
    Fast Retailing Co., Ltd................................    300  102,460
    FCC Co., Ltd...........................................  2,100   48,881
    FIDEA Holdings Co., Ltd................................  5,200   10,905
   #Foster Electric Co., Ltd...............................  1,900   32,634
    FP Corp................................................    500   35,208
    Fuji Co. Ltd/Ehime.....................................  1,000   18,035
    Fuji Corp., Ltd........................................  1,100    7,257
    Fuji Electric Co., Ltd................................. 22,000   82,192
    Fuji Heavy Industries, Ltd.............................  9,000  221,594
    Fuji Media Holdings, Inc...............................     28   50,597
    Fuji Oil Co. Ltd/Osaka.................................  1,100   18,417
    Fuji Seal International, Inc...........................  1,300   37,689
    Fuji Soft, Inc.........................................    600   11,288
    FUJIFILM Holdings Corp.................................  5,400  118,317
    Fujikura, Ltd.......................................... 11,000   40,106

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Fujimori Kogyo Co., Ltd...............................  1,000 $ 30,487
    Fujitec Co., Ltd......................................  6,000   56,934
    Fujitsu General, Ltd..................................  3,000   34,363
    Fujitsu, Ltd.......................................... 39,000  149,300
    FuKoKu Co., Ltd.......................................    200    1,651
    Fukui Bank, Ltd. (The)................................  7,000   15,555
    Fukuoka Financial Group, Inc.......................... 13,000   58,565
    Furukawa Co., Ltd..................................... 17,000   33,940
   #Furukawa Electric Co., Ltd............................ 11,000   26,555
   *Futaba Industrial Co., Ltd............................    500    2,173
    Fuyo General Lease Co., Ltd...........................    400   13,911
   #Geo Holdings Corp.....................................      9    8,279
    Glory, Ltd............................................  1,500   35,158
    Godo Steel, Ltd.......................................  8,000   13,351
    Goldcrest Co., Ltd....................................  1,060   25,514
    GS Yuasa Corp.........................................  5,000   22,023
  #*GungHo Online Entertainment, Inc......................     27   21,982
    Gunma Bank, Ltd. (The)................................  4,000   22,613
    Gunze, Ltd............................................  7,000   17,346
    H2O Retailing Corp....................................  3,000   26,400
    Hachijuni Bank, Ltd. (The)............................ 15,000   88,003
    Hakuhodo DY Holdings, Inc.............................    620   42,670
    Hamamatsu Photonics KK................................    200    6,944
    Hankyu Hanshin Holdings, Inc.......................... 13,000   74,367
    Hanwa Co., Ltd........................................ 12,000   49,418
    Harashin Narus Holdings Co., Ltd......................    400    6,576
   *Haseko Corp........................................... 34,000   42,215
    Heiwa Corp............................................    500    8,605
    Heiwa Real Estate Co., Ltd............................  2,100   33,589
    Heiwado Co., Ltd......................................    700   11,443
    HI-LEX Corp...........................................    100    2,020
    Hibiya Engineering, Ltd...............................    800    8,569
    Hino Motors, Ltd......................................  2,000   30,649
    Hitachi Chemical Co., Ltd.............................  3,300   55,524
    Hitachi Construction Machinery Co., Ltd...............  1,700   33,444
    Hitachi High-Technologies Corp........................  2,100   45,769
    Hitachi Koki Co., Ltd.................................  3,900   28,723
    Hitachi Kokusai Electric, Inc.........................  2,000   19,950
   #Hitachi Metals, Ltd...................................  4,110   49,340
    Hitachi Transport System, Ltd.........................  1,100   15,792
    Hitachi Zosen Corp.................................... 22,500   34,380
    Hitachi, Ltd.......................................... 15,000  100,487
    Hitachi, Ltd. ADR.....................................  3,100  208,165
    Hogy Medical Co., Ltd.................................    300   17,109
   *Hokkaido Electric Power Co., Inc......................  4,900   63,965
    Hokuetsu Bank, Ltd. (The)............................. 16,000   31,455
    Hokuetsu Kishu Paper Co., Ltd.........................  4,500   19,352
    Hokuhoku Financial Group, Inc......................... 11,000   20,733
    Hokuriku Electric Power Co............................  6,200   89,412
    Hokuto Corp...........................................    700   12,497
    Honda Motor Co., Ltd.................................. 14,100  522,279
    Honda Motor Co., Ltd. Sponsored ADR...................  8,100  300,834
    Horiba, Ltd...........................................  1,300   47,411

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Hoshizaki Electric Co., Ltd...........................    600 $ 20,860
    Hosiden Corp..........................................  5,900   32,536
    House Foods Corp......................................  2,300   36,953
    Hoya Corp.............................................  1,400   30,172
    Hyakugo Bank, Ltd. (The)..............................  6,000   23,787
    Ibiden Co., Ltd.......................................  2,800   41,730
    Ichigo Group Holdings Co., Ltd........................     10    6,994
    Idemitsu Kosan Co., Ltd...............................    700   58,295
    IHI Corp.............................................. 20,000   84,132
    Iino Kaiun Kaisha, Ltd................................  6,200   32,658
    Imperial Hotel, Ltd...................................    200    7,283
    Inaba Denki Sangyo Co., Ltd...........................    800   21,991
    Inaba Seisakusho Co., Ltd.............................    600    8,780
    Inabata & Co., Ltd....................................  1,200    9,817
    Inageya Co., Ltd......................................  2,000   19,849
    Ines Corp.............................................    500    3,042
    Inpex Corp............................................     40  174,892
   #Iseki & Co., Ltd......................................  6,000   20,639
    Isetan Mitsukoshi Holdings, Ltd.......................  6,840   94,332
    Isuzu Motors, Ltd..................................... 12,000   85,085
    Ito En, Ltd...........................................    600   14,058
    ITOCHU Corp........................................... 13,400  159,146
    Itochu Techno-Solutions Corp..........................    700   27,737
    Itoham Foods, Inc.....................................  9,000   38,574
    Iwatani Corp..........................................  9,000   33,010
    Izumi Co., Ltd........................................    700   21,115
    Izumiya Co., Ltd......................................  4,000   18,005
    J Front Retailing Co., Ltd............................  9,000   71,513
    Japan Airport Terminal Co., Ltd.......................    700   13,090
    Japan Aviation Electronics Industry, Ltd..............  2,000   18,572
   #Japan Exchange Group, Inc.............................    400   37,607
    Japan Steel Works, Ltd. (The)......................... 14,000   78,528
    Japan Tobacco, Inc....................................  3,200  111,715
    Japan Wool Textile Co., Ltd. (The)....................  1,000    7,252
    JFE Holdings, Inc.....................................  8,200  184,956
    JGC Corp..............................................  3,000  105,743
    Joshin Denki Co., Ltd.................................  2,000   16,533
    JSR Corp..............................................  2,800   50,545
    JTEKT Corp............................................  6,900   86,510
    Juroku Bank, Ltd. (The)...............................  8,000   29,357
   #JVC Kenwood Corp......................................  3,820    8,758
    JX Holdings, Inc...................................... 45,120  239,494
    K's Holdings Corp.....................................  1,419   48,311
   #Kadokawa Group Holdings, Inc..........................  1,200   44,395
    Kagome Co., Ltd.......................................  1,500   25,489
    Kagoshima Bank, Ltd. (The)............................  2,000   13,068
    Kajima Corp........................................... 22,403   78,728
   #Kakaku.com, Inc.......................................  2,000   69,228
    Kaken Pharmaceutical Co., Ltd.........................  1,000   15,510
    Kamei Corp............................................  2,000   14,704
    Kanamoto Co., Ltd.....................................  2,000   42,143
    Kaneka Corp........................................... 12,000   81,148
   *Kanematsu Corp........................................ 16,000   17,437

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Kansai Electric Power Co., Inc. (The)................. 13,300 $162,596
    Kansai Paint Co., Ltd.................................  7,000   90,693
    Kao Corp..............................................  4,800  153,706
    Katakura Industries Co., Ltd..........................  1,200   14,128
    Kato Sangyo Co., Ltd..................................    900   18,914
    Kawasaki Heavy Industries, Ltd........................ 30,000  109,582
    Kawasaki Kisen Kaisha, Ltd............................ 25,000   51,112
    KDDI Corp.............................................  7,200  398,370
    Keihin Corp...........................................    600    9,094
    Kewpie Corp...........................................  3,500   53,885
    Kikkoman Corp.........................................  4,000   68,821
    Kinden Corp...........................................  2,000   19,435
   #Kintetsu Corp......................................... 20,000   85,871
    Kirin Holdings Co., Ltd............................... 10,000  147,851
    Kitz Corp.............................................  7,500   35,843
    Kiyo Holdings, Inc.................................... 10,000   13,860
    Koa Corp..............................................    900    8,884
    Kobayashi Pharmaceutical Co., Ltd.....................    600   31,273
   *Kobe Steel, Ltd....................................... 81,000  127,821
   #Kohnan Shoji Co., Ltd.................................  1,900   21,606
    Koito Manufacturing Co., Ltd..........................  1,000   19,283
    Kokuyo Co., Ltd.......................................  4,400   32,263
    Komatsu, Ltd.......................................... 11,700  260,482
    Konica Minolta, Inc................................... 14,000  114,551
    Konishi Co., Ltd......................................    300    6,028
    Kose Corp.............................................  1,300   36,799
    Kubota Corp...........................................  8,000  116,459
    Kubota Corp. Sponsored ADR............................  1,000   72,910
    Kurabo Industries, Ltd................................ 13,000   21,074
    Kuraray Co., Ltd......................................  6,300   85,923
    Kureha Corp........................................... 10,000   33,432
    Kurimoto, Ltd.........................................  8,000   21,187
    Kurita Water Industries, Ltd..........................  4,700   95,842
   #Kuroda Electric Co., Ltd..............................  1,800   25,071
    KYB Co., Ltd..........................................  3,000   15,583
    Kyocera Corp..........................................  1,000  101,339
    Kyocera Corp. Sponsored ADR...........................  1,000  101,650
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................  2,700   27,937
    Kyokuyo Co., Ltd......................................  2,000    5,302
    KYORIN Holdings, Inc..................................  2,000   43,612
    Kyowa Exeo Corp.......................................  2,000   22,048
    Kyowa Hakko Kirin Co., Ltd............................  8,000   79,735
   *Kyushu Electric Power Co., Inc........................  6,600   91,800
    Lawson, Inc...........................................    500   39,181
    LEC, Inc..............................................    400    4,680
    Life Corp.............................................  1,400   17,450
    Lintec Corp...........................................  1,100   20,741
    Lion Corp.............................................  5,000   28,101
    LIXIL Group Corp......................................  6,200  145,387
   #M3, Inc...............................................     24   66,060
    Maeda Corp............................................  7,000   36,646
    Maeda Road Construction Co., Ltd......................  1,000   16,397
    Makino Milling Machine Co., Ltd.......................  7,000   40,744

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Makita Corp...........................................   1,200 $ 62,425
    Mandom Corp...........................................   1,000   35,489
    Mars Engineering Corp.................................     300    5,601
    Marubeni Corp.........................................  14,000   97,197
    Marubun Corp..........................................     800    3,423
    Marudai Food Co., Ltd.................................   1,000    3,174
    Maruha Nichiro Holdings, Inc..........................  13,000   26,379
    Marui Group Co., Ltd..................................   4,600   44,735
    Marusan Securities Co., Ltd...........................   3,900   27,747
    Max Co., Ltd..........................................   2,000   23,310
   *Mazda Motor Corp......................................  95,000  395,818
    Medipal Holdings Corp.................................   2,000   24,808
    Megmilk Snow Brand Co., Ltd...........................   2,100   30,323
    Meidensha Corp........................................   4,000   12,867
    MEIJI Holdings Co., Ltd...............................     300   14,073
    Meitec Corp...........................................     300    8,107
    Michinoku Bank, Ltd. (The)............................   3,000    5,718
    Minato Bank, Ltd. (The)...............................   8,000   13,544
    Minebea Co., Ltd......................................  10,000   39,194
    Miraca Holdings, Inc..................................     600   28,934
   #MISUMI Group, Inc.....................................     600   16,310
    Mitsuba Corp..........................................   2,000   32,730
    Mitsubishi Chemical Holdings Corp.....................  44,500  208,802
    Mitsubishi Corp.......................................  12,780  232,838
    Mitsubishi Electric Corp..............................  26,000  252,129
    Mitsubishi Estate Co., Ltd............................  13,000  329,535
    Mitsubishi Gas Chemical Co., Inc......................  14,369  106,218
    Mitsubishi Heavy Industries, Ltd......................  40,000  214,773
    Mitsubishi Logistics Corp.............................   3,000   43,704
    Mitsubishi Materials Corp.............................  30,000  105,529
  #*Mitsubishi Motors Corp................................   5,800   76,387
   *Mitsubishi Paper Mills, Ltd...........................  11,000   10,207
    Mitsubishi Pencil Co., Ltd............................     600   12,730
    Mitsubishi Steel Manufacturing Co., Ltd...............   3,000    7,586
    Mitsubishi Tanabe Pharma Corp.........................   6,200   83,518
    Mitsubishi UFJ Financial Group, Inc................... 116,200  720,789
   #Mitsubishi UFJ Financial Group, Inc. ADR..............  25,043  156,519
    Mitsuboshi Belting Co., Ltd...........................   4,000   18,684
    Mitsui & Co., Ltd.....................................  11,800  158,057
    Mitsui & Co., Ltd. Sponsored ADR......................     473  126,859
    Mitsui Chemicals, Inc.................................  50,000  115,509
    Mitsui Engineering & Shipbuilding Co., Ltd............  21,000   37,203
    Mitsui Fudosan Co., Ltd...............................   7,000  210,996
    Mitsui Home Co., Ltd..................................   3,000   14,388
    Mitsui Mining & Smelting Co., Ltd.....................  14,000   31,360
   *Mitsui OSK Lines, Ltd.................................  26,000   99,978
    Mitsui-Soko Co., Ltd..................................   2,000    9,204
   *Mitsumi Electric Co., Ltd.............................   2,400   17,303
    Miura Co., Ltd........................................   1,700   46,256
    Miyazaki Bank, Ltd. (The).............................   7,000   20,056
    Mizuho Financial Group, Inc........................... 221,040  459,723
    Mizuho Financial Group, Inc. ADR......................  11,600   48,488
    Mizuno Corp...........................................   6,000   37,266

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Mochida Pharmaceutical Co., Ltd.......................  2,000 $ 25,114
    Modec, Inc............................................    400   11,706
    Mori Seiki Co., Ltd...................................  1,900   24,605
    Morinaga & Co., Ltd................................... 11,000   22,786
    Morinaga Milk Industry Co., Ltd....................... 14,000   40,569
    Morita Holdings Corp..................................  3,000   25,561
    Mory Industries, Inc..................................  2,000    6,915
    MOS Food Services, Inc................................    700   13,396
    Moshi Moshi Hotline, Inc..............................  2,100   26,152
    MS&AD Insurance Group Holdings........................  6,752  174,750
    Murata Manufacturing Co., Ltd.........................  1,700  116,756
    Musashi Seimitsu Industry Co., Ltd....................    300    7,551
    Nabtesco Corp.........................................  1,000   20,938
    Nachi-Fujikoshi Corp..................................  9,000   39,444
    Nagase & Co., Ltd.....................................  2,000   25,966
    Nakamuraya Co., Ltd...................................  1,000    4,021
    Namco Bandai Holdings, Inc............................  4,300   69,566
    Namura Shipbuilding Co., Ltd..........................  3,400   27,513
    Nankai Electric Railway Co., Ltd...................... 19,000   71,343
    Nanto Bank, Ltd. (The)................................  3,000   11,440
    Natori Co., Ltd.......................................    500    4,682
    NEC Corp.............................................. 79,000  178,541
    NEC Networks & System Integration Corp................  1,600   34,946
    NET One Systems Co., Ltd..............................  3,200   24,892
    NGK Insulators, Ltd...................................  6,000   79,951
    NGK Spark Plug Co., Ltd...............................  5,000   99,191
    NHK Spring Co., Ltd...................................  3,000   34,791
    Nichia Steel Works, Ltd...............................  1,000    3,387
   #Nichias Corp..........................................  4,000   26,145
    Nichicon Corp.........................................  1,300   13,003
    Nichiha Corp..........................................  2,000   29,586
    Nichii Gakkan Co......................................  3,100   27,608
    Nichirei Corp.........................................  7,000   33,677
   #Nidec Corp............................................    400   32,851
    Nidec Corp. ADR.......................................  2,800   56,784
    Nifco, Inc............................................  1,200   32,646
    Nihon Kohden Corp.....................................    700   29,412
    Nihon Nohyaku Co., Ltd................................  4,000   39,686
    Nihon Parkerizing Co., Ltd............................  1,000   19,840
    Nihon Yamamura Glass Co., Ltd.........................  3,000    5,081
   #Nikkiso Co., Ltd......................................  3,000   37,594
    Nikon Corp............................................  6,400  133,594
    Nippo Corp............................................  3,000   51,065
   *Nippon Chemi-Con Corp.................................  6,000   26,565
    Nippon Coke & Engineering Co., Ltd....................  3,500    3,923
    Nippon Denko Co., Ltd.................................  2,000    5,902
    Nippon Densetsu Kogyo Co., Ltd........................  2,000   19,299
    Nippon Electric Glass Co., Ltd........................ 15,000   80,573
    Nippon Flour Mills Co., Ltd...........................  2,000   10,400
    Nippon Gas Co., Ltd...................................    900   10,331
    Nippon Kayaku Co., Ltd................................  4,000   51,565
    Nippon Konpo Unyu Soko Co., Ltd.......................  1,000   15,973
    Nippon Light Metal Holdings Co., Ltd.................. 33,000   44,012

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Nippon Meat Packers, Inc..............................   5,000 $ 76,941
    Nippon Paint Co., Ltd.................................   6,000   76,355
    Nippon Paper Industries Co., Ltd......................   4,900   71,311
    Nippon Road Co., Ltd. (The)...........................   5,000   26,960
    Nippon Seiki Co., Ltd.................................   1,000   14,760
  #*Nippon Sheet Glass Co., Ltd...........................  27,800   29,139
    Nippon Shinyaku Co., Ltd..............................   1,000   17,023
    Nippon Shokubai Co., Ltd..............................   5,000   51,669
    Nippon Signal Co., Ltd................................   2,700   19,400
    Nippon Soda Co., Ltd..................................   8,000   45,703
    Nippon Steel & Sumitomo Metal Corp.................... 146,800  425,900
   *Nippon Suisan Kaisha, Ltd.............................   5,100   10,343
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....   4,000   43,391
    Nippon Telegraph & Telephone Corp.....................   1,700   85,766
    Nippon Telegraph & Telephone Corp. ADR................   6,000  151,080
    Nippon Television Holdings, Inc.......................   1,800   32,546
    Nippon Thompson Co., Ltd..............................   3,000   14,337
    Nippon Valqua Industries, Ltd.........................   3,000    7,620
   *Nippon Yakin Kogyo Co., Ltd...........................   2,000    2,463
   #Nippon Yusen KK.......................................  32,405   89,719
    Nishimatsu Construction Co., Ltd......................  13,000   30,438
    Nishimatsuya Chain Co., Ltd...........................   2,600   22,862
    Nissan Chemical Industries, Ltd.......................   5,700   78,846
    Nissan Motor Co., Ltd.................................  26,700  278,806
    Nissan Shatai Co., Ltd................................   4,000   51,268
    Nisshin Oillio Group, Ltd. (The)......................   2,000    7,143
    Nisshin Seifun Group, Inc.............................   8,000   92,678
    Nisshin Steel Holdings Co., Ltd.......................   3,700   32,262
    Nisshinbo Holdings, Inc...............................   5,000   38,483
    Nissin Foods Holdings Co., Ltd........................     900   35,770
    Nissin Kogyo Co., Ltd.................................     700   13,118
    Nitta Corp............................................     800   15,601
    Nitto Boseki Co., Ltd.................................   8,000   27,763
    Nitto Denko Corp......................................   2,400  135,197
    Nitto Kogyo Corp......................................     700   11,592
    NKSJ Holdings, Inc....................................   1,500   37,629
    NOF Corp..............................................   2,000   12,062
    NOK Corp..............................................   3,200   50,903
    Nomura Holdings, Inc..................................  26,400  200,568
    Nomura Holdings, Inc. ADR.............................  14,000  106,680
    Nomura Real Estate Holdings, Inc......................     900   20,932
    Nomura Research Institute, Ltd........................   1,200   39,274
    Noritake Co., Ltd/Nagoya..............................  10,000   25,903
    Noritz Corp...........................................     500    8,438
    North Pacific Bank, Ltd...............................   8,000   30,901
    NSD Co., Ltd..........................................   2,400   26,410
    NSK, Ltd..............................................   9,000   84,142
   *NTN Corp..............................................  14,000   45,827
    NTT Data Corp.........................................      16   57,336
    NTT DOCOMO, Inc.......................................     138  210,185
    NTT DOCOMO, Inc. Sponsored ADR........................   4,886   74,609
    Obayashi Corp.........................................  15,000   80,066
    Ohara, Inc............................................     300    1,947

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   #Oiles Corp............................................  1,500 $ 30,207
    Oita Bank, Ltd. (The).................................  2,000    5,953
   #Oji Holdings Corp..................................... 23,000   97,986
    Okamura Corp..........................................  3,000   20,407
    Okinawa Electric Power Co., Inc. (The)................    500   18,938
    OKUMA Corp............................................  2,000   14,752
    Okumura Corp..........................................  7,000   27,115
    Okura Industrial Co., Ltd.............................  2,000    6,711
   *Olympus Corp..........................................  2,500   76,410
    Omron Corp............................................  3,500  108,236
   #Onward Holdings Co., Ltd..............................  4,000   36,145
    Osaka Gas Co., Ltd.................................... 30,000  126,978
   #OSAKA Titanium Technologies Co........................  1,700   33,061
    Osaki Electric Co., Ltd...............................  1,000    5,382
    OSG Corp..............................................  1,100   16,858
    Otsuka Corp...........................................    300   33,870
    Pacific Metals Co., Ltd...............................  7,000   31,178
    PanaHome Corp.........................................  5,000   30,904
   *Panasonic Corp........................................ 16,500  146,378
   *Panasonic Corp. Sponsored ADR......................... 24,160  217,682
    Panasonic Information Systems.........................    300    7,247
    Parco Co., Ltd........................................    200    1,979
    Paris Miki Holdings, Inc..............................  2,800   13,740
   #Park24 Co., Ltd.......................................  1,700   31,296
    Penta-Ocean Construction Co., Ltd.....................  9,500   23,037
    Pigeon Corp...........................................  1,400   65,857
    Piolax, Inc...........................................    500   13,771
  #*Pioneer Corp..........................................  8,000   15,225
    Pola Orbis Holdings, Inc..............................    600   21,000
    Press Kogyo Co., Ltd..................................  6,000   25,368
    Pronexus, Inc.........................................    600    3,793
   #Rakuten, Inc..........................................  5,300   71,457
    Rengo Co., Ltd........................................  7,000   35,466
    Resona Holdings, Inc.................................. 22,200  110,152
    Resorttrust, Inc......................................  1,100   33,395
    Ricoh Co., Ltd........................................ 18,000  202,072
    Ricoh Leasing Co., Ltd................................    600   16,504
    Riken Corp............................................  5,000   21,081
    Rinnai Corp...........................................    800   58,574
    Riso Kagaku Corp......................................  1,400   30,811
    Rohm Co., Ltd.........................................  2,200   84,813
    Rohto Pharmaceutical Co., Ltd.........................  3,000   41,405
    Round One Corp........................................  2,400   14,270
    Royal Holdings Co., Ltd...............................  1,800   27,558
    Ryobi, Ltd............................................  9,000   28,845
    Ryohin Keikaku Co., Ltd...............................    725   63,519
    Ryosan Co., Ltd.......................................  1,400   23,599
    Saibu Gas Co., Ltd....................................  5,000   11,730
   #Saizeriya Co., Ltd....................................  1,800   25,364
    Sakata Seed Corp......................................  1,800   24,772
    San-A Co., Ltd........................................    700   33,930
    Sangetsu Co., Ltd.....................................  1,000   24,860
    Sanki Engineering Co., Ltd............................  3,000   16,915

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Sankyo Co., Ltd.......................................    400 $ 17,663
    Sankyu, Inc...........................................  8,000   27,905
    Sanrio Co., Ltd.......................................    300   14,614
    Santen Pharmaceutical Co., Ltd........................    800   34,853
    Sanyo Chemical Industries, Ltd........................  2,000   12,748
    Sanyo Shokai, Ltd.....................................  9,000   22,137
   #Sanyo Special Steel Co., Ltd..........................  3,000   14,265
    Sapporo Holdings, Ltd................................. 15,000   53,960
   #Sawai Pharmaceutical Co., Ltd.........................    500   60,547
    SCSK Corp.............................................  1,743   35,516
    Secom Co., Ltd........................................  2,000  110,080
    Sega Sammy Holdings, Inc..............................  1,800   41,849
    Seikagaku Corp........................................  1,400   19,074
    Seiko Epson Corp......................................  6,300   78,696
    Seiko Holdings Corp...................................  7,000   29,221
    Seino Holdings Co., Ltd...............................  2,000   17,937
    Seiren Co., Ltd.......................................  1,800   12,274
    Sekisui Chemical Co., Ltd............................. 11,000  110,270
   #Sekisui House, Ltd.................................... 20,000  258,052
    Sekisui Jushi Corp....................................  2,000   26,434
    Sekisui Plastics Co., Ltd.............................  5,000   12,495
   #Senko Co., Ltd........................................  2,320   12,110
    Senshukai Co., Ltd....................................  1,600   13,578
    Seven & I Holdings Co., Ltd...........................  7,400  278,768
  #*Sharp Corp............................................ 36,000  147,963
    Shiga Bank, Ltd. (The)................................  8,000   45,590
    Shikoku Bank, Ltd. (The)..............................  6,000   13,682
   *Shikoku Electric Power Co., Inc.......................  5,600  100,145
    Shima Seiki Manufacturing, Ltd........................    300    5,980
    Shimachu Co., Ltd.....................................    700   17,211
   #Shimadzu Corp.........................................  7,000   55,131
    Shimano, Inc..........................................    300   27,044
    Shimizu Corp.......................................... 31,000  128,930
    Shin-Etsu Chemical Co., Ltd...........................  3,900  242,972
    Shindengen Electric Manufacturing Co., Ltd............  1,000    4,093
    Shinko Electric Industries Co., Ltd...................  1,300   12,495
    Shinmaywa Industries, Ltd.............................  4,000   32,910
    Shionogi & Co., Ltd...................................  4,600   93,312
    Ship Healthcare Holdings, Inc.........................    500   18,455
    Shiroki Corp..........................................  5,000   10,595
    Shiseido Co., Ltd.....................................  5,900   90,649
    Shizuoka Bank, Ltd. (The).............................  8,000   86,514
    Shizuoka Gas Co., Ltd.................................  3,000   21,114
    Showa Corp............................................  1,800   24,169
   #Showa Denko KK........................................ 63,000   84,718
    Showa Shell Sekiyu KK.................................  9,600   88,423
    Sinanen Co., Ltd......................................  4,000   14,734
    Sintokogio, Ltd.......................................  4,000   31,405
    SKY Perfect JSAT Holdings, Inc........................     27   14,159
    Softbank Corp.........................................  6,584  417,954
    Sohgo Security Services Co., Ltd......................    800   14,266
    Sojitz Corp........................................... 38,600   65,630
    Sony Corp.............................................  5,100  107,074

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   #Sony Corp. Sponsored ADR.............................. 14,427 $303,544
    Space Co., Ltd........................................    200    2,281
    SRA Holdings..........................................    600    6,859
    Stanley Electric Co., Ltd.............................  1,900   36,775
    Star Micronics Co., Ltd...............................    700    7,087
   #Start Today Co., Ltd..................................  1,400   28,916
    Starzen Co., Ltd......................................  3,000    7,866
    Sugi Holdings Co., Ltd................................  1,200   46,590
    Sumco Corp............................................  3,000   26,452
    Suminoe Textile Co., Ltd..............................  5,000   12,378
    Sumitomo Bakelite Co., Ltd............................  9,000   33,819
   #Sumitomo Chemical Co., Ltd............................ 50,231  165,120
    Sumitomo Corp.........................................  8,600  114,933
    Sumitomo Electric Industries, Ltd..................... 14,900  201,076
   #Sumitomo Forestry Co., Ltd............................  7,200   76,198
    Sumitomo Heavy Industries, Ltd........................ 23,000  106,721
    Sumitomo Metal Mining Co., Ltd........................ 16,000  208,550
    Sumitomo Mitsui Financial Group, Inc.................. 11,200  511,686
    Sumitomo Mitsui Trust Holdings, Inc................... 21,000   96,580
    Sumitomo Osaka Cement Co., Ltd........................ 11,000   35,649
    Sumitomo Realty & Development Co., Ltd................  2,000   83,562
    Sumitomo Rubber Industries, Ltd.......................  2,400   39,937
    Sumitomo Warehouse Co., Ltd. (The)....................  3,000   17,140
    Suzuken Co. Ltd/Aichi.................................  2,100   65,636
    Suzuki Motor Corp.....................................  4,900  117,159
   #Sysmex Corp...........................................  1,400   90,285
    T&D Holdings, Inc.....................................  8,300  104,832
    Tachi-S Co., Ltd......................................    400    5,740
    Tadano, Ltd...........................................  1,000   14,595
   #Taiheiyo Cement Corp.................................. 24,000   80,663
    Taikisha, Ltd.........................................  1,200   28,963
    Taisei Corp........................................... 43,000  167,378
    Taiyo Nippon Sanso Corp...............................  9,000   63,421
   #Taiyo Yuden Co., Ltd..................................  2,000   26,716
    Takamatsu Construction Group Co., Ltd.................    700   10,714
    Takara Holdings, Inc..................................  4,000   33,894
    Takara Standard Co., Ltd..............................  5,000   36,623
    Takasago International Corp...........................  2,000   10,180
    Takasago Thermal Engineering Co., Ltd.................  3,000   25,857
    Takashimaya Co., Ltd..................................  8,000   78,621
    Takata Corp...........................................  1,000   20,885
    Takeda Pharmaceutical Co., Ltd........................  9,900  441,482
    Tayca Corp............................................  3,000    8,198
    TDK Corp..............................................  1,200   43,210
    TDK Corp. Sponsored ADR...............................  1,200   42,900
    Teijin, Ltd........................................... 43,000   93,237
    Terumo Corp...........................................  1,700   85,956
    THK Co., Ltd..........................................  3,800   79,127
    TKC Corp..............................................    400    6,797
   *Toa Corp.............................................. 13,000   17,490
    Toagosei Co., Ltd.....................................  7,000   29,970
    TOC Co., Ltd..........................................  2,800   19,725
    Tochigi Bank, Ltd. (The)..............................  5,000   18,851

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
JAPAN -- (Continued)
    Toda Corp.............................................  3,000 $    8,530
    Toei Co., Ltd.........................................  5,000     31,003
    Toho Bank, Ltd. (The).................................  3,000      8,836
   #Toho Co. Ltd/Kobe.....................................  1,000      3,635
    Toho Holdings Co., Ltd................................  2,900     50,199
    Toho Zinc Co., Ltd....................................  5,000     14,507
   *Tohoku Electric Power Co., Inc........................  5,100     59,520
    Tokai Carbon Co., Ltd.................................  8,000     22,988
    Tokai Rika Co., Ltd...................................  1,800     38,766
    Tokai Tokyo Financial Holdings, Inc...................  7,000     51,909
    Token Corp............................................    120      6,312
    Tokio Marine Holdings, Inc............................  8,300    264,911
    Tokushu Tokai Paper Co., Ltd..........................  4,000      8,079
    Tokuyama Corp.........................................  8,000     28,565
    Tokyo Broadcasting System Holdings, Inc...............  1,600     21,156
    Tokyo Dome Corp.......................................  2,000     12,410
   *Tokyo Electric Power Co., Inc.........................  5,300     32,339
    Tokyo Electron, Ltd...................................  2,700    122,827
    Tokyo Energy & Systems, Inc...........................  2,000      9,868
    Tokyo Gas Co., Ltd.................................... 28,000    153,912
    Tokyo Seimitsu Co., Ltd...............................    700     13,682
    Tokyo Steel Manufacturing Co., Ltd....................    400      2,011
    Tokyo Tatemono Co., Ltd............................... 16,000    132,527
    Tokyo Tomin Bank, Ltd. (The)..........................    500      5,156
    Tokyu Land Corp....................................... 14,000    133,266
    TOMONY Holdings, Inc..................................  1,800      6,417
    Tomy Co., Ltd.........................................    800      3,843
    Tonami Holdings Co., Ltd..............................  3,000      6,453
    TonenGeneral Sekiyu KK................................  6,000     58,025
    Toppan Forms Co., Ltd.................................  1,300     11,211
    Toppan Printing Co., Ltd.............................. 16,000    108,583
    Topre Corp............................................    300      3,076
    Topy Industries, Ltd..................................  8,000     16,545
    Toray Industries, Inc................................. 18,000    114,591
    Toshiba Corp.......................................... 34,000    147,072
    Toshiba Machine Co., Ltd..............................  8,000     36,934
    Toshiba Plant Systems & Services Corp.................  2,000     32,501
    Toshiba TEC Corp......................................  2,000     11,519
    Tosoh Corp............................................ 23,000     81,433
    Totetsu Kogyo Co., Ltd................................  1,300     23,779
    TOTO, Ltd.............................................  8,000     81,558
    Towa Pharmaceutical Co., Ltd..........................    200      8,446
    Toyo Ink SC Holdings Co., Ltd.........................  3,000     15,130
    Toyo Seikan Group Holdings, Ltd.......................  6,600    109,058
    Toyo Tire & Rubber Co., Ltd........................... 12,000     69,043
    Toyobo Co., Ltd....................................... 23,000     35,832
    Toyoda Gosei Co., Ltd.................................  1,700     41,731
   #Toyota Boshoku Corp...................................  1,900     27,481
    Toyota Motor Corp.....................................  2,455    149,388
    Toyota Motor Corp. Sponsored ADR...................... 11,495  1,401,241
    Toyota Tsusho Corp....................................  2,800     74,251
    Trusco Nakayama Corp..................................    400      8,102
    TS Tech Co., Ltd......................................    900     29,509

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
JAPAN -- (Continued)
    TSI Holdings Co., Ltd.................................    660 $     4,742
    Tsubakimoto Chain Co..................................  2,000      12,355
    Tsugami Corp..........................................  1,000       4,851
    Tsukuba Bank, Ltd. (The)..............................  5,900      19,598
    Tsumura & Co..........................................  1,500      42,727
    Tsuruha Holdings, Inc.................................    600      55,178
    U-Shin, Ltd...........................................  1,600      10,311
    Ube Industries, Ltd................................... 49,000      92,894
   *Ulvac, Inc............................................  4,200      32,736
    Unicharm Corp.........................................  1,200      63,883
    Unipres Corp..........................................  1,300      25,514
    Universal Entertainment Corp..........................    500       9,845
    UNY Group Holdings Co., Ltd...........................  6,200      39,810
    Ushio, Inc............................................  2,700      33,127
    Valor Co., Ltd........................................  1,200      19,909
    Vital KSK Holdings, Inc...............................  1,000       7,207
    Wacoal Holdings Corp..................................  3,000      30,417
    Wacom Co., Ltd........................................  2,400      19,335
    West Japan Railway Co.................................  1,700      71,784
    Xebio Co., Ltd........................................  1,700      35,642
    Yachiyo Bank, Ltd. (The)..............................    400      11,399
    Yahoo Japan Corp......................................     43      22,852
    Yaizu Suisankagaku Industry Co., Ltd..................    200       1,690
   #Yakult Honsha Co., Ltd................................  1,300      60,562
    Yamada Denki Co., Ltd.................................  2,200      89,028
    Yamagata Bank, Ltd. (The).............................  2,000       8,560
    Yamaha Corp...........................................  8,500     108,896
    Yamaha Motor Co., Ltd.................................  5,200      69,655
    Yamanashi Chuo Bank, Ltd. (The).......................  2,000       7,994
    Yamato Holdings Co., Ltd..............................  1,000      21,923
    Yamazaki Baking Co., Ltd..............................  2,000      23,588
    Yaskawa Electric Corp.................................  3,000      35,747
    Yellow Hat, Ltd.......................................    400       7,585
    Yodogawa Steel Works, Ltd.............................  2,000       8,339
    Yokogawa Electric Corp................................  2,400      31,042
    Yokohama Reito Co., Ltd...............................  3,900      30,506
    Yokohama Rubber Co., Ltd. (The).......................  6,000      59,064
    Yondenko Corp.........................................  2,000       7,310
    Yorozu Corp...........................................    600      10,385
   #Zensho Holdings Co., Ltd..............................    800       9,538
    Zeon Corp.............................................  9,000      97,566
                                                                  -----------
TOTAL JAPAN...............................................         41,901,730
                                                                  -----------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV................................  3,416      86,078
    Aegon NV.............................................. 16,965     130,721
    Akzo Nobel NV.........................................  6,251     381,097
   #APERAM................................................  2,305      28,447
    Arcadis NV............................................    907      23,536
   #ArcelorMittal (B03XPL1)............................... 12,432     162,416
    ArcelorMittal (03938L104).............................  1,709      22,166
    ASM International NV..................................  1,439      45,310
    ASML Holding NV.......................................  1,373     123,671

                                     1000

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
NETHERLANDS -- (Continued)
   #BinckBank NV..........................................  2,442 $   21,639
   #Brunel International NV...............................    532     25,665
    CSM...................................................  3,066     70,339
   *DE Master Blenders 1753 NV............................  8,985    148,352
    Delta Lloyd NV........................................  2,351     50,807
   #Fugro NV..............................................  1,775    108,261
   #Gemalto NV............................................  1,658    173,638
   #Heijmans NV...........................................  1,353     14,394
    Heineken NV...........................................  1,465    102,904
    Hunter Douglas NV.....................................    235      9,682
   *ING Groep NV Sponsored ADR............................ 56,475    574,351
    Kendrion NV...........................................    337      9,322
    Koninklijke Ahold NV.................................. 22,669    373,468
    Koninklijke BAM Groep NV..............................  7,103     40,580
    Koninklijke DSM NV....................................  4,805    337,691
   *Koninklijke KPN NV.................................... 23,895     62,924
    Koninklijke Philips Electronics NV (500472303)........ 11,642    370,099
    Koninklijke Philips Electronics NV (5986622).......... 16,162    516,843
    Koninklijke Ten Cate NV...............................  1,115     26,941
    Nutreco NV............................................  2,022     94,940
   *PostNL NV.............................................  7,305     26,283
    Randstad Holding NV...................................  3,983    192,664
    Reed Elsevier NV......................................  3,948     75,633
    Reed Elsevier NV Sponsored ADR........................  2,642    100,977
   *Royal Imtech NV.......................................    616      1,499
   *SBM Offshore NV.......................................  6,909    133,701
    Sligro Food Group NV..................................    404     14,602
   *Telegraaf Media Groep NV..............................    440      6,876
    TKH Group NV..........................................  1,133     31,207
    TNT Express NV........................................  3,969     31,238
  #*TomTom NV.............................................  2,056     12,006
    Unilever NV (904784709)...............................  3,158    126,352
    Unilever NV (B12T3J1).................................  4,559    182,914
    Unit4 NV..............................................    614     20,776
    USG People NV.........................................  1,366     10,178
    Wolters Kluwer NV.....................................  4,707    113,702
                                                                  ----------
TOTAL NETHERLANDS.........................................         5,216,890
                                                                  ----------
NEW ZEALAND -- (0.3%)
    Auckland International Airport, Ltd................... 31,926     80,225
    Chorus, Ltd. ADR......................................    880      9,425
    Contact Energy, Ltd...................................  8,055     34,529
    Ebos Group, Ltd.......................................    381      3,058
    Fisher & Paykel Healthcare Corp., Ltd................. 13,276     36,875
    Fletcher Building, Ltd. (6341606).....................  9,511     61,727
    Fletcher Building, Ltd. (6341617).....................  1,711     11,024
    Freightways, Ltd......................................  2,616      8,481
    Infratil, Ltd......................................... 20,130     39,952
    Mainfreight, Ltd......................................  3,098     26,600
    New Zealand Refining Co., Ltd. (The)..................  7,267     14,169
   #Nuplex Industries, Ltd................................  5,854     14,574
    Port of Tauranga, Ltd.................................  1,623     18,527
    Ryman Healthcare, Ltd................................. 12,632     71,701

                                     1001

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
NEW ZEALAND -- (Continued)
    Sky Network Television, Ltd...........................  6,556 $ 28,025
    SKYCITY Entertainment Group, Ltd...................... 10,107   33,792
    TrustPower, Ltd.......................................  3,375   19,942
   *Xero, Ltd.............................................    710    9,812
                                                                  --------
TOTAL NEW ZEALAND.........................................         522,438
                                                                  --------
NORWAY -- (0.9%)
    Aker ASA Class A......................................    951   30,299
    Aker Solutions ASA....................................  1,944   29,296
   *Algeta ASA............................................    483   19,744
   *Archer, Ltd...........................................  1,949    1,566
    Atea ASA..............................................  2,131   22,399
    Austevoll Seafood ASA.................................  5,066   28,677
    BW Offshore, Ltd......................................  4,454    5,862
    Cermaq ASA............................................    800   14,733
    Copeinca ASA..........................................  1,200   13,764
  #*Det Norske Oljeselskap ASA............................  2,204   32,263
    DNB ASA............................................... 14,525  241,630
  #*DNO International ASA................................. 28,000   60,548
  #*DOF ASA...............................................  1,800    7,931
    Ekornes ASA...........................................    454    7,148
    Farstad Shipping ASA..................................    124    2,702
    Fred Olsen Energy ASA.................................    869   41,928
    Ganger Rolf ASA.......................................    240    5,443
    Golar LNG, Ltd........................................    568   20,145
   #Kongsberg Gruppen A.S.................................  1,943   36,451
   #Kvaerner ASA..........................................  5,584    9,541
    Leroey Seafood Group ASA..............................    940   25,034
   #Marine Harvest ASA.................................... 67,192   67,809
  #*Nordic Semiconductor ASA..............................  8,606   27,926
   #Norsk Hydro ASA.......................................  4,999   21,251
  #*Norske Skogindustrier ASA.............................  2,500    1,558
   *Norwegian Air Shuttle A.S.............................  1,098   48,882
   #Opera Software ASA....................................  2,172   17,649
    Orkla ASA.............................................  7,289   56,293
    Petroleum Geo-Services ASA............................  3,107   41,756
    Prosafe SE............................................  4,546   45,568
    Schibsted ASA.........................................  1,096   55,824
    Seadrill, Ltd.........................................  2,157   92,204
  #*Songa Offshore SE.....................................  2,969    3,704
    SpareBank 1 SMN.......................................  2,099   17,316
    SpareBank 1 SR Bank ASA...............................    368    3,113
    Statoil ASA...........................................  6,394  138,792
    Statoil ASA Sponsored ADR.............................  5,319  114,837
    Stolt-Nielsen, Ltd....................................    122    2,845
   *Storebrand ASA........................................  9,525   54,762
   #Subsea 7 SA...........................................  2,947   56,046
    Telenor ASA...........................................  4,598  101,830
    TGS Nopec Geophysical Co. ASA.........................    865   27,744
    Tomra Systems ASA.....................................  1,800   16,444
    Veidekke ASA..........................................  1,400   11,399
    Wilh Wilhelmsen ASA...................................     25      202

                                     1002

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
NORWAY -- (Continued)
   #Yara International ASA................................   3,434 $  154,110
                                                                   ----------
TOTAL NORWAY..............................................          1,836,968
                                                                   ----------
PORTUGAL -- (0.3%)
  #*Banco Comercial Portugues SA.......................... 105,752     13,193
   *Banco Espirito Santo SA...............................  18,689     18,197
    Cimpor Cimentos de Portugal SGPS SA...................   4,383     18,337
    EDP--Energias de Portugal SA..........................  35,755    127,112
   *EDP Renovaveis SA.....................................   6,176     31,700
    Galp Energia SGPS SA..................................   3,295     52,631
    Jeronimo Martins SGPS SA..............................   1,895     37,440
    Portucel SA...........................................  11,580     41,004
   #Portugal Telecom SGPS SA..............................  23,776     90,715
    Portugal Telecom SGPS SA Sponsored ADR................   2,200      8,448
    REN--Redes Energeticas Nacionais SGPS SA..............   5,988     17,703
    Semapa-Sociedade de Investimento e Gestao.............   1,346     11,917
    Sonae.................................................  30,547     31,669
    Sonaecom--SGPS SA.....................................   1,724      4,099
   #Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA...................................  10,000     58,494
                                                                   ----------
TOTAL PORTUGAL............................................            562,659
                                                                   ----------
SINGAPORE -- (0.9%)
    Banyan Tree Holdings, Ltd.............................  47,000     25,608
    Biosensors International Group, Ltd...................  28,000     22,903
    Bukit Sembawang Estates, Ltd..........................   2,000      9,724
    Bund Center Investment, Ltd...........................  21,000      3,787
    CapitaLand, Ltd.......................................  59,000    149,671
    Chip Eng Seng Corp., Ltd..............................  45,000     24,385
    City Developments, Ltd................................  15,000    125,353
    ComfortDelGro Corp., Ltd..............................  17,000     26,759
    Cosco Corp. Singapore, Ltd............................  21,000     12,377
   *Ezra Holdings, Ltd....................................  23,000     15,624
    First Resources, Ltd..................................  17,000     22,447
    GMG Global, Ltd....................................... 304,000     24,851
    Great Eastern Holdings, Ltd...........................   2,000     27,216
    GuocoLand, Ltd........................................  17,666     29,143
    GuocoLeisure, Ltd.....................................  43,000     26,529
    Ho Bee Investment, Ltd................................  17,000     29,264
    Hongkong Land Holdings, Ltd...........................   6,000     40,530
    Hutchison Port Holdings Trust.........................  83,000     61,344
    Indofood Agri Resources, Ltd..........................  18,000     12,536
    Jardine Cycle & Carriage, Ltd.........................   1,000     31,672
    K-Green Trust.........................................     800        645
    K1 Ventures, Ltd......................................  21,000      2,853
    Keppel Corp., Ltd.....................................   8,400     68,375
    Keppel Land, Ltd......................................  36,000    104,296
    Keppel Telecommunications & Transportation, Ltd.......   3,000      3,466
    Midas Holdings, Ltd...................................  71,000     26,751
    NSL, Ltd..............................................   2,000      2,264
   #Olam International, Ltd...............................  44,000     58,688
   #Overseas Union Enterprise, Ltd........................  13,000     28,929
    Petra Foods, Ltd......................................   4,000     12,559

                                     1003

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SINGAPORE -- (Continued)
   *Raffles Education Corp., Ltd..........................   5,310 $    1,231
    SATS, Ltd.............................................  19,460     50,771
    SembCorp Industries, Ltd..............................  10,000     39,922
   #SembCorp Marine, Ltd..................................   7,000     25,028
    Sinarmas Land, Ltd....................................  21,000     10,960
    Singapore Land, Ltd...................................   6,000     43,077
   #Singapore Press Holdings, Ltd.........................   7,000     24,163
    Singapore Technologies Engineering, Ltd...............  18,000     60,615
    Singapore Telecommunications, Ltd.....................  45,000    138,957
    Stamford Land Corp., Ltd..............................  32,000     14,087
    Super Group, Ltd......................................   9,000     34,057
   #Tat Hong Holdings, Ltd................................  24,000     21,980
   *Triyards holdings, Ltd................................   2,300      1,256
    United Engineers, Ltd.................................   3,000      5,548
    United Industrial Corp., Ltd..........................  40,000     95,246
    UOB-Kay Hian Holdings, Ltd............................  11,000     14,580
    UOL Group, Ltd........................................  14,000     76,897
    Vard Holdings, Ltd....................................  23,000     14,900
    Venture Corp., Ltd....................................   8,000     46,079
    Wheelock Properties Singapore, Ltd....................  15,000     21,573
    Wing Tai Holdings, Ltd................................  13,510     22,585
    Yongnam Holdings, Ltd................................. 113,000     29,343
                                                                   ----------
TOTAL SINGAPORE...........................................          1,823,404
                                                                   ----------
SPAIN -- (2.3%)
    Abengoa SA............................................   1,749      4,627
   #Abengoa SA Class B....................................   6,996     16,701
    Abertis Infraestructuras SA...........................   4,713     87,523
    Acciona SA............................................     733     34,564
   #Acerinox SA...........................................   4,201     43,060
    ACS Actividades de Construccion y Servicios SA........   3,734    107,506
    Almirall SA...........................................     492      6,461
    Antena 3 de Television SA.............................   2,220     23,161
    Banco Bilbao Vizcaya Argentaria SA....................  35,277    334,531
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR......  26,099    246,635
   #Banco de Sabadell SA..................................  72,230    147,913
   *Banco Popular Espanol SA..............................  26,631    117,057
    Banco Santander SA....................................  78,908    577,284
    Banco Santander SA Sponsored ADR......................  37,586    275,129
    Bankinter SA..........................................  12,462     56,825
   *Baron de Ley..........................................     128      9,546
    Bolsas y Mercados Espanoles SA........................     993     27,424
    CaixaBank.............................................  15,193     56,040
   *Caja de Ahorros del Mediterraneo......................     233         --
   *Cementos Portland Valderrivas SA......................     155        827
    Construcciones y Auxiliar de Ferrocarriles SA.........      25     10,811
   *Deoleo SA.............................................   5,017      1,899
    Distribuidora Internacional de Alimentacion SA........   7,854     64,994
    Duro Felguera SA......................................     609      3,944
    Ebro Foods SA.........................................   1,132     24,446
    Enagas SA.............................................   1,766     43,640
    Ence Energia y Celulosa SA............................  10,765     34,789
    Faes Farma SA.........................................   1,397      4,118

                                     1004

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SPAIN -- (Continued)
    Ferrovial SA..........................................  7,855 $  134,006
    Fomento de Construcciones y Contratas SA..............    737     10,174
    Gamesa Corp. Tecnologica SA...........................  2,153     15,856
    Gas Natural SDG SA....................................  5,590    113,809
    Grifols SA............................................  1,691     71,418
    Grupo Catalana Occidente SA...........................    732     19,048
    Iberdrola SA.......................................... 78,331    433,455
    Inditex SA............................................  1,817    242,542
   #Indra Sistemas SA.....................................  2,258     30,602
   *Jazztel P.L.C.........................................  4,109     37,317
   #Mapfre SA............................................. 13,120     48,026
   *Mediaset Espana Comunicacion SA.......................  3,538     36,850
    Melia Hotels International SA.........................  3,189     28,617
   *NH Hoteles SA.........................................  1,077      4,331
    Obrascon Huarte Lain SA...............................    709     27,054
   *Pescanova SA..........................................  1,279         --
   *Promotora de Informaciones SA Class A.................  4,718      1,163
    Prosegur Cia de Seguridad SA..........................  2,490     12,844
   *Realia Business SA....................................  8,376      6,862
    Red Electrica Corp. SA................................  2,364    131,823
    Repsol SA.............................................  6,975    167,167
    Repsol SA Sponsored ADR...............................  4,469    106,720
   *Sacyr Vallehermoso SA................................. 10,782     39,977
    Tecnicas Reunidas SA..................................    572     26,100
   *Telefonica SA......................................... 11,898    170,048
  #*Telefonica SA Sponsored ADR........................... 16,998    241,202
    Tubacex SA............................................  5,015     17,933
    Tubos Reunidos SA.....................................  1,662      3,871
    Vidrala SA............................................    235      8,720
    Viscofan SA...........................................    472     24,302
   *Vocento SA............................................    844      1,184
    Zardoya Otis SA.......................................  1,961     28,577
                                                                  ----------
TOTAL SPAIN...............................................         4,603,053
                                                                  ----------
SWEDEN -- (3.3%)
    AarhusKarlshamn AB....................................    568     32,626
    AddTech AB Class B....................................    331     13,271
    AF AB Class B.........................................    600     16,819
    Alfa Laval AB.........................................  3,800     86,236
    Assa Abloy AB Class B.................................  5,659    250,900
    Atlas Copco AB Class A................................  7,378    192,460
    Atlas Copco AB Class B................................  4,089     95,789
   #Axfood AB.............................................    232     10,798
   #Axis Communications AB................................  2,030     57,845
    B&B Tools AB Class B..................................  1,109     14,335
    Beijer AB G&L Class B.................................    522      8,398
    Betsson AB............................................    655     17,590
    BillerudKorsnas AB....................................  2,884     27,051
    Bjoern Borg AB........................................    385      1,750
    Boliden AB............................................ 14,454    204,095
    Castellum AB..........................................  3,189     45,595
   *Cloetta AB Class B....................................    480      1,341
    Duni AB...............................................  2,923     27,303

                                     1005

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
SWEDEN -- (Continued)
    Electrolux AB Series B................................  7,766 $226,437
   #Elekta AB Class B.....................................  6,513  111,532
  #*Eniro AB..............................................  3,508   10,546
    Fabege AB.............................................  2,825   31,849
    Getinge AB Class B....................................  5,318  196,662
   *Hakon Invest AB.......................................  1,460   40,824
    Hennes & Mauritz AB Class B...........................  6,695  250,202
    Hexpol AB.............................................    792   58,053
    Hoganas AB Class B....................................    591   29,251
    Holmen AB Class B.....................................  2,248   65,226
    Hufvudstaden AB Class A...............................    111    1,409
    Husqvarna AB Class A..................................  3,992   23,888
    Husqvarna AB Class B.................................. 11,763   70,697
    Industrial & Financial Systems Class B................  1,168   24,109
    Intrum Justitia AB....................................  2,642   67,076
   #JM AB.................................................  2,125   56,497
    Kungsleden AB.........................................  3,130   20,051
    Lagercrantz AB Class B................................    480    7,337
   *Lindab International AB...............................  2,338   21,098
    Loomis AB Class B.....................................  1,238   26,545
   *Lundin Petroleum AB...................................  5,902  129,613
    Meda AB Class A.......................................  7,099   83,103
  #*Medivir AB Class B....................................  1,257   13,751
   #Mekonomen AB..........................................    225    6,897
   *Micronic Mydata AB.................................... 11,440   21,020
    Millicom International Cellular SA....................    555   44,443
    NCC AB Class B........................................  2,063   54,159
    New Wave Group AB Class B.............................    752    4,184
    Nibe Industrier AB Class B............................  1,196   20,398
    Nobia AB..............................................  5,022   36,393
    Nordea Bank AB........................................ 31,670  401,434
  #*PA Resources AB.......................................      3        5
   #Peab AB...............................................  6,816   37,357
   *Rezidor Hotel Group AB................................  5,832   31,761
    Saab AB Class B.......................................  1,438   25,984
    Sandvik AB............................................  8,841  111,916
   *SAS AB................................................  6,947   13,754
    Scania AB Class B.....................................  4,301   89,731
    Securitas AB Class B..................................  5,912   57,624
    Skandinaviska Enskilda Banken AB Class A.............. 31,763  350,613
    Skanska AB Class B....................................  7,619  143,765
    SKF AB Class B........................................  4,436  123,122
   #SSAB AB Class A.......................................  5,418   35,233
    SSAB AB Class B.......................................  3,943   21,999
    Svenska Cellulosa AB Class A..........................  1,455   38,469
    Svenska Cellulosa AB Class B.......................... 15,984  422,820
    Svenska Handelsbanken AB Class A......................  4,084  185,275
    Swedbank AB Class A...................................  9,838  237,148
    Swedish Match AB......................................  3,721  139,170
   *Swedish Orphan Biovitrum AB...........................  3,893   29,193
   #Systemair AB..........................................    348    5,615
    Tele2 AB Class B......................................    388    4,973
    Telefonaktiebolaget LM Ericsson Class A...............  2,994   33,825

                                     1006

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SWEDEN -- (Continued)
    Telefonaktiebolaget LM Ericsson Class B............... 31,501 $  372,352
    Telefonaktiebolaget LM Ericsson Sponsored ADR......... 20,310    238,236
    TeliaSonera AB........................................ 22,522    162,898
    Trelleborg AB Class B.................................  5,715    100,516
    Unibet Group P.L.C....................................  1,240     44,447
    Volvo AB Class A......................................  5,553     81,566
    Volvo AB Class B...................................... 15,322    225,711
    Wallenstam AB Class B.................................  1,861     25,719
    Wihlborgs Fastigheter AB..............................  2,227     36,497
                                                                  ----------
TOTAL SWEDEN..............................................         6,686,180
                                                                  ----------
SWITZERLAND -- (7.6%)
    ABB, Ltd..............................................  9,758    215,124
    ABB, Ltd. Sponsored ADR............................... 16,629    366,503
   *Acino Holding AG......................................    154     12,215
    Adecco SA.............................................  4,752    302,129
   *AFG Arbonia-Forster Holding AG........................    960     30,078
    Allreal Holding AG....................................    448     62,353
    Alpiq Holding AG......................................     48      5,943
    ams AG................................................    411     28,982
    Autoneum Holding AG...................................     30      2,776
    Bank Coop AG..........................................    211     11,047
    Banque Cantonale Vaudoise.............................     96     49,442
    Barry Callebaut AG....................................     48     46,509
    Basler Kantonalbank...................................    208     17,040
    Belimo Holding AG.....................................      4      9,383
    Berner Kantonalbank AG................................    157     39,171
   *Bobst Group AG........................................    718     22,170
    Bossard Holding AG....................................     68     11,385
    Bucher Industries AG..................................    223     56,077
    Burckhardt Compression Holding AG.....................     65     26,002
   *Charles Voegele Holding AG............................    527      5,158
    Cie Financiere Richemont SA Class A...................  6,065    593,294
    Clariant AG...........................................  8,352    130,565
    Conzzeta AG...........................................     18     33,673
    Credit Suisse Group AG................................ 21,840    641,523
    Credit Suisse Group AG Sponsored ADR.................. 21,939    642,374
    Daetwyler Holding AG..................................    429     46,803
    DKSH Holding AG.......................................    269     24,042
   *Dufry AG..............................................    519     67,918
    Emmi AG...............................................     73     22,560
    EMS-Chemie Holding AG.................................    188     65,994
    Energiedienst Holding AG..............................    195      7,143
    Flughafen Zuerich AG..................................    107     57,872
    Galenica AG...........................................    117     89,772
   *Gategroup Holding AG..................................    959     21,666
    Geberit AG............................................    480    128,776
    Givaudan SA...........................................    157    218,520
    Helvetia Holding AG...................................    199     88,847
    Holcim, Ltd...........................................  6,879    497,639
    Huber & Suhner AG.....................................    281     12,809
    Implenia AG...........................................    638     34,871
    Inficon Holding AG....................................    107     34,609

                                     1007

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
SWITZERLAND -- (Continued)
    Kudelski SA............................................  2,490 $   33,052
    Kuehne + Nagel International AG........................    418     50,588
    Kuoni Reisen Holding AG................................    123     44,315
    Liechtensteinische Landesbank AG.......................    210      8,522
    Lindt & Spruengli AG...................................      1     45,441
   #Logitech International SA..............................  7,268     51,651
    Luzerner Kantonalbank AG...............................     74     27,887
    Metall Zug AG..........................................      5     11,372
  #*Meyer Burger Technology AG.............................  1,731     11,630
    Mobimo Holding AG......................................    147     30,873
    Nestle SA.............................................. 26,495  1,793,250
   #Nobel Biocare Holding AG...............................  2,549     31,031
    Novartis AG............................................ 10,302    740,577
    Novartis AG ADR........................................ 22,653  1,622,181
    OC Oerlikon Corp. AG...................................    640      8,413
   *Orascom Development Holding AG.........................    654      6,259
    Panalpina Welttransport Holding AG.....................    290     42,269
    Partners Group Holding AG..............................    182     48,195
   #Phoenix Mecano AG......................................     30     15,624
    PubliGroupe AG.........................................     32      3,278
    Rieter Holding AG......................................    198     39,331
    Roche Holding AG (7108918).............................    226     55,938
    Roche Holding AG (7110388).............................  4,071  1,001,828
    Schindler Holding AG...................................    142     19,799
    Schweiter Technologies AG..............................     15      9,472
    Schweizerische National-Versicherungs-Gesellschaft AG..    589     27,505
    SGS SA.................................................     52    117,697
    Sika AG................................................     73    203,297
    Sonova Holding AG......................................    797     87,961
    St Galler Kantonalbank AG..............................     77     28,832
   #Straumann Holding AG...................................     93     13,991
    Sulzer AG..............................................    685    102,375
    Swatch Group AG (The) (7184725)........................    716    425,484
    Swatch Group AG (The) (7184736)........................    689     71,148
    Swiss Life Holding AG..................................    969    173,888
    Swiss Re AG............................................  8,431    672,221
    Swisscom AG............................................    446    199,380
    Swisslog Holding AG....................................  3,346      3,648
    Swissquote Group Holding SA............................    501     15,778
    Syngenta AG............................................    610    241,201
    Syngenta AG ADR........................................  1,500    118,560
    Tecan Group AG.........................................    432     41,614
    Temenos Group AG.......................................  1,495     39,151
    UBS AG (B18YFJ4)....................................... 29,907    588,899
    UBS AG (H89231338)..................................... 21,265    418,283
    Valiant Holding........................................    340     31,885
    Valora Holding AG......................................     40      8,108
    Verwaltungs- und Privat-Bank AG........................     66      5,072
    Vetropack Holding AG...................................      6     11,820
  #*Von Roll Holding AG....................................  4,126      6,161
    Vontobel Holding AG....................................    879     31,125
    Walter Meier AG........................................    300     16,177
   #Zehnder Group AG.......................................    480     19,750

                                     1008

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
SWITZERLAND -- (Continued)
    Zug Estates Holding AG................................      5 $     6,251
    Zuger Kantonalbank AG.................................      2      10,202
    Zurich Insurance Group AG.............................  3,698     996,124
                                                                  -----------
TOTAL SWITZERLAND.........................................         15,267,121
                                                                  -----------
UNITED KINGDOM -- (17.7%)
    A.G.BARR P.L.C........................................  1,821      15,001
    Aberdeen Asset Management P.L.C....................... 19,794     115,854
    Admiral Group P.L.C...................................  2,190      46,760
   *Afren P.L.C........................................... 20,049      41,508
    African Barrick Gold P.L.C............................    156         269
   *Aga Rangemaster Group P.L.C...........................    991       1,399
    Aggreko P.L.C.........................................  2,760      74,822
    AMEC P.L.C............................................ 10,678     174,936
    Amlin P.L.C...........................................  8,802      53,899
    Anglo American P.L.C.................................. 10,705     229,629
    ARM Holdings P.L.C....................................  5,384      72,244
    ARM Holdings P.L.C. Sponsored ADR.....................  1,525      61,229
    Ashmore Group P.L.C...................................  6,735      37,977
    Ashtead Group P.L.C................................... 25,129     269,590
    Associated British Foods P.L.C........................    513      15,176
    AstraZeneca P.L.C. Sponsored ADR...................... 11,519     584,244
    Aviva P.L.C........................................... 60,529     341,529
    Babcock International Group P.L.C.....................  7,655     136,992
    Balfour Beatty P.L.C.................................. 15,251      57,198
    Barclays P.L.C........................................ 48,254     210,821
    Barclays P.L.C. Sponsored ADR......................... 48,628     850,017
   *Barratt Developments P.L.C............................ 17,349      86,003
    BBA Aviation P.L.C.................................... 13,135      59,963
    Beazley P.L.C.........................................  9,115      30,608
    Bellway P.L.C.........................................  4,558      95,653
    Berendsen P.L.C.......................................  3,002      37,326
    Berkeley Group Holdings P.L.C.........................  4,610     158,351
    BG Group P.L.C........................................ 26,419     476,392
    Bodycote P.L.C........................................  7,134      67,158
    Bovis Homes Group P.L.C...............................  5,933      72,192
    BP P.L.C. Sponsored ADR............................... 32,755   1,357,367
    Brammer P.L.C.........................................  6,600      39,482
    Brewin Dolphin Holdings P.L.C......................... 11,579      44,790
    British American Tobacco P.L.C........................  7,802     416,211
    British American Tobacco P.L.C. Sponsored ADR.........  3,096     329,724
   #British Sky Broadcasting Group P.L.C. Sponsored ADR...  2,100     105,462
    Britvic P.L.C.........................................  4,445      36,756
   *BTG P.L.C.............................................  7,993      46,096
    Bunzl P.L.C...........................................  7,449     159,896
    Burberry Group P.L.C..................................  4,975     115,971
    Bwin.Party Digital Entertainment P.L.C................  8,620      18,285
   *Cairn Energy P.L.C.................................... 10,333      42,289
    Cape P.L.C............................................     19          73
    Capita P.L.C..........................................  9,406     149,425
   *Capital & Regional P.L.C..............................  2,940       1,570
    Carillion P.L.C....................................... 11,868      53,831
   #Carnival P.L.C. ADR...................................    900      34,704

                                     1009

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
UNITED KINGDOM -- (Continued)
    Catlin Group, Ltd.....................................  8,661 $ 66,595
   *Centamin P.L.C........................................ 17,706   10,092
    Centrica P.L.C........................................ 40,035  238,015
    Chemring Group P.L.C..................................  3,286   15,374
    Cineworld Group P.L.C.................................  6,748   38,502
    Cobham P.L.C.......................................... 26,747  117,181
    Coca-Cola HBC AG ADR..................................  3,977  103,442
   *Colt Group SA.........................................  7,373   11,613
    Compass Group P.L.C................................... 20,690  282,871
    Computacenter P.L.C...................................  5,423   40,086
    Cranswick P.L.C.......................................  2,118   37,125
    Croda International P.L.C.............................  2,173   82,995
    CSR P.L.C.............................................  6,238   53,963
    Daily Mail & General Trust P.L.C......................  6,452   79,285
    Dairy Crest Group P.L.C...............................  3,168   24,593
    DCC P.L.C.............................................  2,010   81,549
    De La Rue P.L.C.......................................  2,414   36,282
    Debenhams P.L.C....................................... 27,433   45,247
    Dechra Pharmaceuticals P.L.C..........................  1,285   13,371
    Development Securities P.L.C..........................  4,283   13,036
    Devro P.L.C...........................................  8,421   40,066
    Diageo P.L.C..........................................  2,096   65,686
    Diageo P.L.C. Sponsored ADR...........................  2,220  278,233
    Dignity P.L.C.........................................    607   13,643
    Diploma P.L.C.........................................  2,091   18,342
   *Dixons Retail P.L.C................................... 37,030   25,544
    Domino Printing Sciences P.L.C........................  2,816   27,158
    Domino's Pizza Group P.L.C............................  3,573   31,019
    Drax Group P.L.C...................................... 11,680  114,107
    DS Smith P.L.C........................................ 24,951   98,251
    Electrocomponents P.L.C............................... 10,892   40,794
    Elementis P.L.C....................................... 28,161  107,307
   *EnQuest P.L.C......................................... 21,447   40,395
   *Enterprise Inns P.L.C................................. 18,852   37,031
   *Essar Energy P.L.C.................................... 14,708   29,730
    Euromoney Institutional Investor P.L.C................    172    2,786
    Evraz P.L.C...........................................  3,908    5,575
    Experian P.L.C........................................ 13,402  251,301
    F&C Asset Management P.L.C............................ 28,896   44,005
    Fenner P.L.C..........................................  2,053   10,742
    Ferrexpo P.L.C........................................    785    2,022
    Fidessa Group P.L.C...................................    581   17,697
    Filtrona P.L.C........................................  2,925   34,508
    Firstgroup P.L.C......................................    760    1,158
    Fresnillo P.L.C.......................................  1,982   31,124
    Fuller Smith & Turner P.L.C...........................    636    9,106
    G4S P.L.C............................................. 36,920  127,049
    Galliford Try P.L.C...................................  1,974   29,920
   *Gem Diamonds, Ltd.....................................  3,300    7,059
    Genus P.L.C...........................................  1,188   24,864
    GKN P.L.C............................................. 11,606   61,724
    GlaxoSmithKline P.L.C.................................  2,457   62,859
    GlaxoSmithKline P.L.C. Sponsored ADR.................. 17,568  895,265

                                     1010

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
UNITED KINGDOM -- (Continued)
    Go-Ahead Group P.L.C..................................     891 $   21,450
    Greencore Group P.L.C.................................  20,358     45,488
    Greene King P.L.C.....................................   7,915    105,315
    Greggs P.L.C..........................................   2,161     14,235
    Halfords Group P.L.C..................................   7,375     41,231
    Halma P.L.C...........................................   8,072     68,282
    Hargreaves Lansdown P.L.C.............................   7,474    111,483
    Hays P.L.C............................................  27,061     42,484
    Headlam Group P.L.C...................................     999      5,844
    Helical Bar P.L.C.....................................   4,049     18,405
    Henderson Group P.L.C.................................  18,450     45,957
   *Heritage Oil P.L.C....................................   3,429      8,634
    Hikma Pharmaceuticals P.L.C...........................   4,073     68,822
    Hill & Smith Holdings P.L.C...........................   1,217      8,111
    Hiscox, Ltd...........................................   9,688     95,941
    Hochschild Mining P.L.C...............................   1,326      3,538
    Home Retail Group P.L.C...............................  30,145     69,057
    Homeserve P.L.C.......................................   3,055     12,293
    Howden Joinery Group P.L.C............................  19,467     85,653
    HSBC Holdings P.L.C...................................  15,716    178,431
    HSBC Holdings P.L.C. Sponsored ADR....................  58,451  3,317,094
    Hunting P.L.C.........................................   5,123     64,441
    Hyder Consulting P.L.C................................   2,770     19,912
    IG Group Holdings P.L.C...............................   7,245     63,549
   *Imagination Technologies Group P.L.C..................   4,965     17,734
    IMI P.L.C.............................................   7,973    166,532
    Imperial Tobacco Group P.L.C..........................  15,348    515,155
    Inchcape P.L.C........................................   5,510     47,805
    Informa P.L.C.........................................  11,597     92,636
   *Innovation Group P.L.C................................ 116,123     51,223
    InterContinental Hotels Group P.L.C. ADR..............   2,310     66,782
   *International Consolidated Airlines Group SA..........  23,946    105,893
    Interserve P.L.C......................................   2,930     22,749
    Intertek Group P.L.C..................................   2,201    101,332
    Invensys P.L.C........................................   9,712     73,578
    Investec P.L.C........................................  17,189    115,005
   *IP Group P.L.C........................................   7,800     17,115
    ITE Group P.L.C.......................................   6,026     26,028
    ITV P.L.C.............................................  72,400    186,208
    J Sainsbury P.L.C.....................................  37,661    225,685
    James Fisher & Sons P.L.C.............................     731     11,656
    JD Wetherspoon P.L.C..................................   2,129     23,076
    John Wood Group P.L.C.................................   8,342    114,538
    Johnson Matthey P.L.C.................................   6,163    265,948
    Jupiter Fund Management P.L.C.........................   4,402     21,727
    Kcom Group P.L.C......................................  11,870     14,990
    Keller Group P.L.C....................................   3,054     51,583
    Kier Group P.L.C......................................     387      8,740
    Kingfisher P.L.C......................................  55,545    336,046
    Ladbrokes P.L.C.......................................   4,695     15,211
    Laird P.L.C...........................................   7,873     23,110
   *Lamprell P.L.C........................................  11,637     25,655
    Lancashire Holdings, Ltd..............................   3,915     48,005

                                     1011

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
UNITED KINGDOM -- (Continued)
    Legal & General Group P.L.C...........................  69,577 $204,176
   *Lloyds Banking Group P.L.C............................ 856,331  891,583
  #*Lloyds Banking Group P.L.C. ADR.......................  23,290   97,119
   *Lonmin P.L.C..........................................  13,028   61,849
    Low & Bonar P.L.C.....................................  19,043   19,557
    Man Group P.L.C.......................................  52,508   63,879
    Marks & Spencer Group P.L.C...........................  25,169  184,044
    Marshalls P.L.C.......................................   2,042    4,744
    Marston's P.L.C.......................................  19,493   46,073
    McBride P.L.C.........................................   7,116   14,049
    Meggitt P.L.C.........................................  12,867  107,293
    Melrose Industries P.L.C..............................  44,844  192,621
    Michael Page International P.L.C......................   5,738   39,053
    Micro Focus International P.L.C.......................   3,148   38,059
    Millennium & Copthorne Hotels P.L.C...................     512    4,312
   *Mitchells & Butlers P.L.C.............................   6,146   38,973
    Mitie Group P.L.C.....................................  16,416   67,645
    Mondi P.L.C...........................................  16,087  239,701
    Moneysupermarket.com Group P.L.C......................  12,316   33,790
    Morgan Advanced Materials P.L.C.......................   2,403   11,171
    Morgan Sindall Group P.L.C............................   2,809   28,724
    N Brown Group P.L.C...................................   2,218   17,460
    National Express Group P.L.C..........................  15,437   59,596
    National Grid P.L.C...................................   7,290   87,125
    National Grid P.L.C. Sponsored ADR....................   4,027  239,969
    Next P.L.C............................................   2,221  168,574
    Northgate P.L.C.......................................   3,633   21,554
    Novae Group P.L.C.....................................     169    1,246
    Pace P.L.C............................................   7,703   36,543
    Pearson P.L.C.........................................     850   17,451
    Pearson P.L.C. Sponsored ADR..........................  16,504  338,662
    Persimmon P.L.C.......................................   8,100  152,229
    Petrofac, Ltd.........................................   3,213   64,105
    Petropavlovsk P.L.C...................................   2,951    3,981
    Phoenix Group Holdings................................   1,976   22,073
    Phoenix IT Group, Ltd.................................   1,162    2,750
    Premier Farnell P.L.C.................................   6,585   22,703
   *Premier Foods P.L.C...................................   2,677    3,550
    Premier Oil P.L.C.....................................   8,872   48,784
    Prudential P.L.C......................................  19,483  346,014
    Prudential P.L.C. ADR.................................   3,132  111,437
    PZ Cussons P.L.C......................................   2,842   17,038
   *Quintain Estates & Development P.L.C..................  16,510   22,025
    Randgold Resources, Ltd...............................     729   53,710
    Raven Russia, Ltd.....................................     290      310
    Reckitt Benckiser Group P.L.C.........................   6,259  445,582
   *Redrow P.L.C..........................................   8,714   32,594
    Reed Elsevier P.L.C...................................   3,113   40,294
   #Reed Elsevier P.L.C. Sponsored ADR....................   2,200  114,004
    Regus P.L.C...........................................   6,442   18,111
    Renishaw P.L.C........................................   1,838   43,871
    Rentokil Initial P.L.C................................  41,610   61,873
    Restaurant Group P.L.C. (The).........................   5,452   43,771

                                     1012

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
UNITED KINGDOM -- (Continued)
    Rexam P.L.C...........................................  27,210 $  203,534
    Rightmove P.L.C.......................................   2,579     95,384
    Rio Tinto P.L.C.......................................   1,772     79,741
   #Rio Tinto P.L.C. Sponsored ADR........................  10,230    460,248
    Rolls-Royce Holdings P.L.C............................  33,307    593,834
    Rotork P.L.C..........................................   1,546     62,382
   *Royal Bank of Scotland Group P.L.C....................   3,977     19,206
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.....   8,672     83,598
    Royal Dutch Shell P.L.C. ADR (780259206)..............   2,329    159,187
    Royal Dutch Shell P.L.C. ADR (780259107)..............  21,316  1,510,665
    Royal Dutch Shell P.L.C. Class A......................      56      1,911
    Royal Dutch Shell P.L.C. Class B......................   2,289     80,963
    RPC Group P.L.C.......................................  10,354     72,435
    RPS Group P.L.C.......................................  10,423     35,888
    RSA Insurance Group P.L.C............................. 107,611    204,983
   *Salamander Energy P.L.C...............................   7,131     12,915
    Savills P.L.C.........................................   6,177     59,297
    Schroders P.L.C. (0239581)............................   1,920     55,988
    Schroders P.L.C. (0240549)............................   3,075    114,514
    SDL P.L.C.............................................   2,041     10,326
    Senior P.L.C..........................................  17,526     70,899
    Serco Group P.L.C.....................................  12,629    120,764
    Severfield-Rowen P.L.C................................  19,906     17,008
    Severn Trent P.L.C....................................   4,570    123,087
    Shanks Group P.L.C....................................   3,683      4,925
    Shire P.L.C. ADR......................................   1,800    196,830
    SIG P.L.C.............................................  14,107     38,993
   #Smith & Nephew P.L.C. Sponsored ADR...................   2,100    124,845
    Smiths Group P.L.C....................................   6,982    146,851
    Smiths News P.L.C.....................................   4,847     12,583
   *Soco International P.L.C..............................   4,860     27,182
    Spectris P.L.C........................................   3,589    114,930
    Speedy Hire P.L.C.....................................  13,614     12,226
    Spirent Communications P.L.C..........................   8,253     16,586
    Spirit Pub Co. P.L.C..................................  19,306     22,852
   *Sports Direct International P.L.C.....................   3,641     36,487
    SSE P.L.C.............................................  12,108    289,860
    St James's Place P.L.C................................   1,601     15,031
    ST Modwen Properties P.L.C............................   5,130     24,623
    Stagecoach Group P.L.C................................   6,568     33,404
    Standard Chartered P.L.C..............................  27,011    626,485
    Standard Life P.L.C...................................  54,121    312,533
    Synergy Health P.L.C..................................   1,599     27,023
    Synthomer P.L.C.......................................   1,365      4,089
    TalkTalk Telecom Group P.L.C..........................   4,267     16,048
    Taylor Wimpey P.L.C...................................  87,981    142,629
    Telecity Group P.L.C..................................   4,092     55,286
    Telecom Plus P.L.C....................................   1,242     24,928
    Tesco P.L.C........................................... 124,729    697,227
   *Thomas Cook Group P.L.C...............................   9,258     21,571
    Travis Perkins P.L.C..................................   7,092    183,508
   *Trinity Mirror P.L.C..................................   3,332      5,854
    TT electronics P.L.C..................................   2,291      5,953

                                     1013

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
    Tullett Prebon P.L.C..................................   1,288 $      6,518
    Tullow Oil P.L.C......................................  11,523      182,279
    UBM P.L.C.............................................   5,598       60,642
    Ultra Electronics Holdings P.L.C......................     409       11,295
    Unilever P.L.C........................................     345       14,010
    Unilever P.L.C. Sponsored ADR.........................   8,050      327,071
    Unite Group P.L.C.....................................   8,329       49,586
    United Drug P.L.C.....................................   1,895       10,136
    United Utilities Group P.L.C..........................   5,654       62,013
    Vedanta Resources P.L.C...............................   3,226       57,112
    Victrex P.L.C.........................................   1,888       43,325
    Vodafone Group P.L.C.................................. 206,526      618,561
    Vodafone Group P.L.C. Sponsored ADR...................  49,867    1,493,517
    Weir Group P.L.C. (The)...............................   2,501       81,823
    WH Smith P.L.C........................................   1,375       16,271
    Whitbread P.L.C.......................................   3,311      162,840
    WM Morrison Supermarkets P.L.C........................  64,665      284,623
    Wolseley P.L.C........................................   5,500      263,312
    WPP P.L.C.............................................  11,150      201,303
    WPP P.L.C. Sponsored ADR..............................   2,474      222,883
    WS Atkins P.L.C.......................................   2,799       49,356
    Xchanging P.L.C.......................................   3,063        6,267
                                                                   ------------
TOTAL UNITED KINGDOM......................................           35,473,600
                                                                   ------------
UNITED STATES -- (0.1%)
    ASML Holding NV.......................................   1,309      117,679
                                                                   ------------
TOTAL COMMON STOCKS.......................................          183,466,274
                                                                   ------------
PREFERRED STOCKS -- (0.1%)
FRANCE -- (0.0%)
   *Valneva SE............................................      85           27
                                                                   ------------
GERMANY -- (0.1%)
    Porsche Automobil Holding SE..........................   2,131      180,681
                                                                   ------------
TOTAL PREFERRED STOCKS....................................              180,708
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *ALS Ltd/Queensland Rights 08/12/13....................     244          151
                                                                   ------------
AUSTRIA -- (0.0%)
   *Intercell AG Rights...................................     265           24
                                                                   ------------
FRANCE -- (0.0%)
   *Groupe Fnac Rights 08/08/13...........................       1            3
                                                                   ------------
HONG KONG -- (0.0%)
   *New Hotel Rights 06/11/13.............................     524           --
                                                                   ------------
ITALY -- (0.0%)
   *Prelios SpA Rights 08/08/13...........................     219            1
                                                                   ------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 08/02/13....................  78,908       17,477

                                     1014

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                      SHARES      VALUE++
                                                     ---------- ------------
SPAIN -- (Continued)
   *CaixaBank SA Rights 08/19/13....................     15,193 $      1,071
   *Zardoya Otis SA Rights 08/05/13.................      1,961        1,143
                                                                ------------
TOTAL SPAIN.........................................                  19,691
                                                                ------------
TOTAL RIGHTS/WARRANTS...............................                  19,870
                                                                ------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)       VALUE+
                                                     ---------- ------------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@DFA Short Term Investment Fund..................  1,382,887   16,000,000
   @Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.10%, 08/01/13
      (Collateralized by $900,303 FNMA, rates
      ranging from 4.500% to 6.000%, maturities
      ranging from 01/01/40 to 05/01/42, valued at
      $577,670) to be repurchased at $566,345....... $      566      566,343
                                                                ------------
TOTAL SECURITIES LENDING COLLATERAL.................              16,566,343
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $177,975,898)^^............................            $200,233,195
                                                                ============

                                     1015

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ---------------------------------------------
                                                             LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                           ----------- ------------ ------- ------------
Common Stocks
    Australia............................................. $ 1,030,963 $  9,861,071   --    $ 10,892,034
    Austria...............................................          --      862,368   --         862,368
    Belgium...............................................     546,041    1,658,768   --       2,204,809
    Canada................................................  17,571,401           25   --      17,571,426
    China.................................................       3,673           --   --           3,673
    Denmark...............................................     626,183    1,369,073   --       1,995,256
    Finland...............................................     210,277    2,291,322   --       2,501,599
    France................................................   1,411,043   13,653,492   --      15,064,535
    Germany...............................................   1,364,614    9,267,520   --      10,632,134
    Greece................................................         323      313,480   --         313,803
    Hong Kong.............................................      32,244    2,565,564   --       2,597,808
    Ireland...............................................       8,125      450,488   --         458,613
    Israel................................................          --      441,009   --         441,009
    Italy.................................................     168,450    3,747,035   --       3,915,485
    Japan.................................................   3,632,422   38,269,308   --      41,901,730
    Netherlands...........................................   1,193,945    4,022,945   --       5,216,890
    New Zealand...........................................       9,425      513,013   --         522,438
    Norway................................................     134,982    1,701,986   --       1,836,968
    Portugal..............................................       8,448      554,211   --         562,659
    Singapore.............................................          --    1,823,404   --       1,823,404
    Spain.................................................     869,686    3,733,367   --       4,603,053
    Sweden................................................     588,854    6,097,326   --       6,686,180
    Switzerland...........................................   3,167,901   12,099,220   --      15,267,121
    United Kingdom........................................  13,463,598   22,010,002   --      35,473,600
    United States.........................................     117,679           --   --         117,679
Preferred Stocks
    France................................................          27           --   --              27
    Germany...............................................          --      180,681   --         180,681
Rights/Warrants
    Australia.............................................          --          151   --             151
    Austria...............................................          --           24   --              24
    France................................................          --            3   --               3
    Hong Kong.............................................          --           --   --              --
    Italy.................................................          --            1   --               1
    Spain.................................................          --       19,691   --          19,691
Securities Lending Collateral.............................          --   16,566,343   --      16,566,343
                                                           ----------- ------------   --    ------------
TOTAL..................................................... $46,160,304 $154,072,891   --    $200,233,195
                                                           =========== ============   ==    ============

                                     1016

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES  VALUE++
                                                           ------ ----------
COMMON STOCKS -- (94.8%)
AUSTRALIA -- (5.1%)
   *Alumina, Ltd.......................................... 37,687 $   32,802
    Asciano, Ltd.......................................... 17,718     80,833
    Bank of Queensland, Ltd...............................  5,659     48,382
   #Bendigo and Adelaide Bank, Ltd........................ 12,974    124,463
   *BlueScope Steel, Ltd..................................  7,923     38,220
    Boral, Ltd............................................ 15,539     59,182
    Caltex Australia, Ltd.................................  1,429     24,022
    Echo Entertainment Group, Ltd......................... 18,272     43,078
   #Fairfax Media, Ltd.................................... 35,541     15,328
   #Harvey Norman Holdings, Ltd...........................  7,208     17,217
    Incitec Pivot, Ltd.................................... 39,877     94,233
    Lend Lease Group......................................  9,422     74,213
    Macquarie Group, Ltd..................................  7,410    292,056
    New Hope Corp., Ltd...................................  1,031      3,486
    Newcrest Mining, Ltd..................................  6,011     66,210
    Origin Energy, Ltd.................................... 26,579    285,241
   #OZ Minerals, Ltd......................................  5,584     20,448
    Primary Health Care, Ltd..............................  7,694     35,149
  #*Qantas Airways, Ltd................................... 25,486     28,854
    QBE Insurance Group, Ltd..............................  2,524     37,277
    Rio Tinto, Ltd........................................  4,196    217,002
    Santos, Ltd........................................... 20,437    250,773
   #Seven Group Holdings, Ltd.............................  3,080     19,202
   #Sims Metal Management, Ltd............................  3,434     27,637
    Sonic Healthcare, Ltd.................................  2,137     27,500
    Suncorp Group, Ltd.................................... 35,006    402,703
    Tabcorp Holdings, Ltd................................. 15,227     44,726
    Tatts Group, Ltd...................................... 28,433     81,505
    Toll Holdings, Ltd.................................... 11,026     52,778
    Treasury Wine Estates, Ltd............................ 12,274     52,594
    Washington H Soul Pattinson & Co., Ltd................    288      3,494
    Wesfarmers, Ltd....................................... 31,480  1,147,365
                                                                  ----------
TOTAL AUSTRALIA...........................................         3,747,973
                                                                  ----------
AUSTRIA -- (0.3%)
    Erste Group Bank AG...................................  4,533    137,433
   #Raiffeisen Bank International AG......................  1,529     46,404
                                                                  ----------
TOTAL AUSTRIA.............................................           183,837
                                                                  ----------
BELGIUM -- (1.2%)
    Ageas.................................................  5,638    225,840
    Delhaize Group SA.....................................  2,711    178,874
    KBC Groep NV..........................................  3,566    143,562
   #Solvay SA.............................................  1,514    205,229
    UCB SA................................................  2,810    161,802
                                                                  ----------
TOTAL BELGIUM.............................................           915,307
                                                                  ----------
CANADA -- (9.3%)
    Barrick Gold Corp..................................... 12,879    218,557
  #*BlackBerry, Ltd.......................................  7,188     63,125
   #Bonavista Energy Corp.................................  1,204     15,098

                                     1017

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
CANADA -- (Continued)
    Cameco Corp............................................  4,527 $   91,942
    Canadian Natural Resources, Ltd. (136385101)........... 10,741    333,186
    Canadian Natural Resources, Ltd. (2171573)............. 11,405    353,443
   #Canadian Tire Corp., Ltd. Class A......................  2,200    181,059
   #Crescent Point Energy Corp.............................  5,356    203,112
    Empire Co., Ltd........................................    600     47,160
   #Enerplus Corp..........................................  1,972     32,044
    Ensign Energy Services, Inc............................  2,603     45,288
    Fairfax Financial Holdings, Ltd........................    347    137,840
    First Quantum Minerals, Ltd............................  3,161     50,778
   #Genworth MI Canada, Inc................................    742     20,668
    Goldcorp, Inc. (380956409).............................  5,002    141,206
    Goldcorp, Inc. (2676302)...............................  9,088    256,333
   #Husky Energy, Inc......................................  7,339    211,503
    IAMGOLD Corp. (450913108)..............................  2,872     14,877
   #IAMGOLD Corp. (2446646)................................    813      4,195
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  1,800     72,414
    Kinross Gold Corp...................................... 20,200    105,022
   #Lightstream Resources, Ltd.............................    600      4,895
    Loblaw Cos., Ltd.......................................    785     37,458
  #*Lundin Mining Corp.....................................  7,637     30,114
    Magna International, Inc...............................  6,640    507,810
    Manulife Financial Corp................................ 35,722    629,161
   *MEG Energy Corp........................................  2,200     67,193
    Pacific Rubiales Energy Corp...........................  4,700     91,383
    Pan American Silver Corp...............................  2,900     36,790
   #Pengrowth Energy Corp..................................  4,165     24,006
   #Penn West Petroleum, Ltd...............................  7,406     87,609
   #Precision Drilling Corp................................  4,250     43,323
   #Sun Life Financial, Inc................................ 12,850    416,114
    Suncor Energy, Inc..................................... 32,505  1,027,273
    Talisman Energy, Inc................................... 22,512    255,126
   #Teck Resources, Ltd. Class B........................... 11,791    276,206
   #Thomson Reuters Corp................................... 10,478    357,054
   #TransAlta Corp.........................................  5,411     74,545
   *Uranium One, Inc.......................................  7,548     19,548
    Yamana Gold, Inc....................................... 22,000    229,832
                                                                   ----------
TOTAL CANADA...............................................         6,814,290
                                                                   ----------
DENMARK -- (1.5%)
    AP Moeller--Maersk A.S. Class A........................     10     73,955
    AP Moeller--Maersk A.S. Class B........................     32    250,933
    Carlsberg A.S. Class B.................................  3,388    335,823
   *Danske Bank A.S........................................ 16,130    296,907
   #FLSmidth & Co. A.S.....................................    348     16,511
    H Lundbeck A.S.........................................  1,354     27,253
    TDC A.S................................................ 11,573    101,296
                                                                   ----------
TOTAL DENMARK..............................................         1,102,678
                                                                   ----------
FINLAND -- (0.7%)
    Fortum Oyj.............................................  7,198    142,374
   #Kesko Oyj Class B......................................    830     26,104

                                     1018

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
FINLAND -- (Continued)
    Neste Oil Oyj.........................................    374 $    5,404
  #*Nokia Oyj............................................. 18,801     74,328
    Stora Enso Oyj Class R................................ 14,570    108,089
    UPM-Kymmene Oyj....................................... 16,377    182,322
                                                                  ----------
TOTAL FINLAND.............................................           538,621
                                                                  ----------
FRANCE -- (10.4%)
    AXA SA................................................  1,036     22,835
    AXA SA Sponsored ADR.................................. 37,500    827,625
    BNP Paribas SA........................................ 18,163  1,177,639
    Bollore SA............................................    132     63,299
    Bouygues SA...........................................  3,236     94,756
    Cap Gemini SA.........................................  2,746    150,189
    Casino Guichard Perrachon SA..........................  1,254    129,133
    Cie de St-Gobain......................................  9,008    418,412
   *Cie Generale de Geophysique--Veritas..................  4,238    106,989
    Cie Generale des Etablissements Michelin..............  2,544    255,106
    CNP Assurances........................................  3,923     66,347
   *Credit Agricole SA.................................... 29,433    280,963
    Electricite de France SA..............................  4,582    134,312
    France Telecom SA..................................... 41,374    408,074
    GDF Suez.............................................. 37,268    781,670
    Lafarge SA............................................  4,430    283,383
    Lagardere SCA.........................................  3,281    103,964
    Natixis............................................... 21,884    111,826
  #*Peugeot SA............................................  4,276     54,614
    Renault SA............................................  4,615    363,613
    Rexel SA..............................................  2,641     64,235
    Societe Generale SA................................... 17,972    723,065
    STMicroelectronics NV................................. 16,130    138,186
    Thales SA.............................................    349     17,972
    Vallourec SA..........................................    851     50,266
    Vivendi SA............................................ 37,887    810,127
                                                                  ----------
TOTAL FRANCE..............................................         7,638,600
                                                                  ----------
GERMANY -- (8.0%)
    Allianz SE............................................  4,733    737,550
    Bayerische Motoren Werke AG...........................  3,792    371,156
    Celesio AG............................................     76      1,717
   *Commerzbank AG........................................ 11,071     94,244
    Daimler AG............................................ 19,352  1,342,478
    Deutsche Bank AG (5750355)............................  3,610    162,859
    Deutsche Bank AG (D18190898).......................... 15,365    691,271
   *Deutsche Lufthansa AG.................................  4,876     97,714
    Deutsche Telekom AG................................... 54,246    659,630
    E.ON SE............................................... 33,149    562,840
    Fraport AG Frankfurt Airport Services Worldwide.......    196     12,689
    HeidelbergCement AG...................................  2,355    181,430
    Hochtief AG...........................................    503     38,311
    Metro AG..............................................  1,550     53,484
    Muenchener Rueckversicherungs AG......................  3,004    596,513
    RWE AG................................................  4,541    136,772

                                     1019

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
GERMANY -- (Continued)
    Volkswagen AG.........................................     624 $  141,802
   #Wacker Chemie AG......................................     105     10,243
                                                                   ----------
TOTAL GERMANY.............................................          5,892,703
                                                                   ----------
GREECE -- (0.1%)
    Hellenic Petroleum SA.................................   5,666     55,689
   *National Bank of Greece SA............................     799      2,783
                                                                   ----------
TOTAL GREECE..............................................             58,472
                                                                   ----------
HONG KONG -- (2.2%)
    Cathay Pacific Airways, Ltd...........................  17,000     31,474
    Cheung Kong Holdings, Ltd.............................  18,000    252,421
   *Foxconn International Holdings, Ltd...................  17,000      9,119
    Great Eagle Holdings, Ltd.............................   8,217     31,143
    Henderson Land Development Co., Ltd...................  33,584    209,166
    Hongkong & Shanghai Hotels (The)......................  13,000     19,580
    Hopewell Holdings, Ltd................................   5,000     15,843
    Hutchison Whampoa, Ltd................................  33,000    372,423
    Kerry Properties, Ltd.................................   7,000     28,821
    New World Development Co., Ltd........................  86,115    125,384
    Orient Overseas International, Ltd....................   6,000     33,324
    Shangri-La Asia, Ltd..................................  18,000     28,296
    Sino Land Co., Ltd....................................  32,000     45,144
    Sun Hung Kai Properties, Ltd..........................   9,000    120,207
    Wharf Holdings, Ltd...................................  19,000    163,251
    Wheelock & Co., Ltd...................................  27,000    140,238
                                                                   ----------
TOTAL HONG KONG...........................................          1,625,834
                                                                   ----------
IRELAND -- (0.1%)
   *Bank of Ireland....................................... 202,253     45,572
    CRH P.L.C. Sponsored ADR..............................     592     12,497
                                                                   ----------
TOTAL IRELAND.............................................             58,069
                                                                   ----------
ISRAEL -- (0.2%)
    Bank Hapoalim BM......................................  16,620     79,476
   *Bank Leumi Le-Israel BM...............................  23,640     79,314
   *Israel Discount Bank, Ltd. Class A....................  13,386     22,781
                                                                   ----------
TOTAL ISRAEL..............................................            181,571
                                                                   ----------
ITALY -- (1.4%)
  #*Banca Monte dei Paschi di Siena SpA...................  88,378     24,221
   *Fiat SpA..............................................   6,761     53,908
  #*Finmeccanica SpA......................................   3,600     18,834
    Intesa Sanpaolo SpA...................................  70,951    135,342
   *Mediaset SpA..........................................   7,532     32,903
    Telecom Italia SpA.................................... 234,061    160,568
    UniCredit SpA.........................................  91,100    497,616

                                     1020

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
ITALY -- (Continued)
    Unione di Banche Italiane SCPA........................ 24,403 $  104,024
                                                                  ----------
TOTAL ITALY...............................................         1,027,416
                                                                  ----------
JAPAN -- (19.5%)
    77 Bank, Ltd. (The)...................................  9,864     47,650
   #Aeon Co., Ltd......................................... 14,100    193,792
    Aisin Seiki Co., Ltd..................................  1,500     59,422
    Alfresa Holdings Corp.................................  1,000     49,609
    Amada Co., Ltd........................................ 10,000     71,744
    Asahi Glass Co., Ltd.................................. 19,000    122,885
    Asahi Kasei Corp...................................... 20,000    126,484
    Bank of Kyoto, Ltd. (The).............................  7,000     55,897
    Bank of Yokohama, Ltd. (The).......................... 12,000     65,768
    Brother Industries, Ltd...............................  3,200     35,530
    Canon Marketing Japan, Inc............................  1,500     19,171
    Chiba Bank, Ltd. (The)................................  9,000     62,266
    Chugoku Bank, Ltd. (The)..............................  3,000     38,953
    Citizen Holdings Co., Ltd.............................  4,700     26,834
    Coca-Cola West Co., Ltd...............................  1,800     34,964
    COMSYS Holdings Corp..................................  1,900     24,126
   *Cosmo Oil Co., Ltd.................................... 20,636     38,289
    Dai Nippon Printing Co., Ltd.......................... 19,000    169,079
    Dai-ichi Life Insurance Co., Ltd. (The)...............     39     53,087
    Daicel Corp...........................................  4,000     34,429
    Daido Steel Co., Ltd..................................  4,000     23,161
    Denki Kagaku Kogyo KK.................................  4,000     14,739
    Ebara Corp............................................  4,000     21,951
    Fuji Media Holdings, Inc..............................     10     18,070
    FUJIFILM Holdings Corp................................ 13,400    293,601
    Fujitsu, Ltd.......................................... 24,000     91,877
    Fukuoka Financial Group, Inc.......................... 27,000    121,635
   #Furukawa Electric Co., Ltd............................  4,000      9,656
    Glory, Ltd............................................  1,800     42,189
    Gunma Bank, Ltd. (The)................................ 11,735     66,342
    H2O Retailing Corp....................................  2,000     17,600
    Hachijuni Bank, Ltd. (The)............................ 11,000     64,536
    Hakuhodo DY Holdings, Inc.............................    410     28,217
    Hiroshima Bank, Ltd. (The)............................  4,000     16,627
    Hitachi Capital Corp..................................    100      2,383
    Hitachi Chemical Co., Ltd.............................    900     15,143
    Hitachi High-Technologies Corp........................    900     19,615
    Hokuhoku Financial Group, Inc......................... 20,000     37,697
    House Foods Corp......................................  2,300     36,953
    Ibiden Co., Ltd.......................................  1,300     19,374
    Idemitsu Kosan Co., Ltd...............................    800     66,623
    Inpex Corp............................................     44    192,381
    Isetan Mitsukoshi Holdings, Ltd....................... 11,400    157,219
    ITOCHU Corp........................................... 25,900    307,603
    Iyo Bank, Ltd. (The)..................................  4,000     38,155
    J Front Retailing Co., Ltd............................ 13,000    103,297
    JFE Holdings, Inc..................................... 10,300    232,323
    Joyo Bank, Ltd. (The).................................  8,000     43,033
    JTEKT Corp............................................  2,800     35,106

                                     1021

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    JX Holdings, Inc......................................  56,740 $  301,172
    Kagoshima Bank, Ltd. (The)............................   3,238     21,157
   #Kajima Corp...........................................  13,000     45,684
    Kamigumi Co., Ltd.....................................   5,000     41,444
    Kaneka Corp...........................................   9,000     60,861
    Kawasaki Kisen Kaisha, Ltd............................  14,000     28,623
    Keiyo Bank, Ltd. (The)................................   9,000     47,224
    Kewpie Corp...........................................   1,000     15,396
    Kinden Corp...........................................   4,000     38,870
   *Kobe Steel, Ltd.......................................  20,000     31,561
    Konica Minolta, Inc...................................   6,500     53,184
    Kurita Water Industries, Ltd..........................     400      8,157
    Kyocera Corp..........................................   3,000    304,016
    Kyowa Hakko Kirin Co., Ltd............................   4,000     39,868
    LIXIL Group Corp......................................   3,000     70,348
    Marubeni Corp.........................................  32,000    222,165
    Marui Group Co., Ltd..................................   7,158     69,611
    Maruichi Steel Tube, Ltd..............................     900     21,653
    Medipal Holdings Corp.................................   4,200     52,097
    MEIJI Holdings Co., Ltd...............................   1,000     46,910
    Mitsubishi Chemical Holdings Corp.....................  26,000    121,996
    Mitsubishi Corp.......................................  30,700    559,321
    Mitsubishi Gas Chemical Co., Inc......................  12,000     88,706
    Mitsubishi Logistics Corp.............................   1,000     14,568
    Mitsubishi Materials Corp.............................  37,000    130,152
    Mitsubishi Tanabe Pharma Corp.........................   3,600     48,495
    Mitsubishi UFJ Financial Group, Inc................... 321,100  1,991,785
    Mitsubishi UFJ Financial Group, Inc. ADR..............  37,128    232,050
    Mitsui & Co., Ltd.....................................  39,000    522,391
   #Mitsui Chemicals, Inc.................................  17,000     39,273
   *Mitsui OSK Lines, Ltd.................................   9,000     34,608
   #Mizuho Financial Group, Inc...........................  94,100    195,711
    MS&AD Insurance Group Holdings........................   7,719    199,778
    Nagase & Co., Ltd.....................................   3,111     40,390
    NEC Corp..............................................  65,000    146,900
    Nippon Electric Glass Co., Ltd........................   7,000     37,601
    Nippon Express Co., Ltd...............................  17,000     80,229
    Nippon Meat Packers, Inc..............................   5,000     76,941
   #Nippon Paper Industries Co., Ltd......................   3,600     52,392
    Nippon Shokubai Co., Ltd..............................   2,000     20,668
    Nippon Steel & Sumitomo Metal Corp.................... 157,000    455,493
    Nippon Television Holdings, Inc.......................   1,500     27,122
   #Nippon Yusen KK.......................................  26,000     71,985
    Nishi-Nippon City Bank, Ltd. (The)....................  18,779     48,400
   #Nisshin Seifun Group, Inc.............................   2,500     28,962
    Nisshin Steel Holdings Co., Ltd.......................   1,600     13,951
    Nisshinbo Holdings, Inc...............................   3,000     23,090
    NKSJ Holdings, Inc....................................     900     22,578
    NOK Corp..............................................   1,500     23,861
    NTT DOCOMO, Inc.......................................     240    365,539
    Obayashi Corp.........................................  19,000    101,417
   #Oji Holdings Corp.....................................  16,000     68,164
    Onward Holdings Co., Ltd..............................   3,000     27,109

                                     1022

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
JAPAN -- (Continued)
   *Panasonic Corp. Sponsored ADR.........................  5,287 $    47,636
    Rengo Co., Ltd........................................  4,000      20,266
    Ricoh Co., Ltd........................................ 23,000     258,203
    Rohm Co., Ltd.........................................  3,200     123,365
    Sankyo Co., Ltd.......................................    400      17,663
   #Seiko Epson Corp......................................  3,500      43,720
   #Sekisui House, Ltd.................................... 14,000     180,636
    Shiga Bank, Ltd. (The)................................  7,108      40,507
    Shimadzu Corp.........................................  2,000      15,752
    Shimizu Corp.......................................... 11,000      45,749
    Shizuoka Bank, Ltd. (The).............................  9,000      97,328
   #Showa Denko KK........................................ 26,000      34,963
    Showa Shell Sekiyu KK.................................  4,200      38,685
    SKY Perfect JSAT Holdings, Inc........................     46      24,123
    Sojitz Corp........................................... 26,100      44,377
    Sony Corp. Sponsored ADR.............................. 22,200     467,088
   #Sumitomo Chemical Co., Ltd............................  8,000      26,298
    Sumitomo Corp......................................... 28,900     386,228
    Sumitomo Electric Industries, Ltd..................... 25,100     338,725
   #Sumitomo Forestry Co., Ltd............................  2,700      28,574
    Sumitomo Heavy Industries, Ltd........................ 10,000      46,400
    Sumitomo Metal Mining Co., Ltd........................ 10,000     130,343
    Sumitomo Mitsui Trust Holdings, Inc................... 14,000      64,387
    Suzuken Co. Ltd/Aichi.................................  1,400      43,757
    Suzuki Motor Corp.....................................    900      21,519
    Taisei Corp........................................... 35,297     137,394
    Takashimaya Co., Ltd..................................  6,000      58,966
    Takata Corp...........................................  1,000      20,885
    TDK Corp..............................................  1,400      50,412
    Teijin, Ltd........................................... 13,000      28,188
    Tokai Rika Co., Ltd...................................    600      12,922
    Tokyo Broadcasting System Holdings, Inc...............  1,600      21,156
    Toppan Printing Co., Ltd.............................. 16,000     108,583
    Tosoh Corp............................................  8,000      28,324
    Toyo Seikan Group Holdings, Ltd.......................  4,251      70,243
    Toyota Tsusho Corp....................................  3,800     100,770
    Ube Industries, Ltd................................... 16,000      30,333
    UNY Group Holdings Co., Ltd...........................  6,250      40,131
    Wacoal Holdings Corp..................................  2,000      20,278
    Yamada Denki Co., Ltd.................................    900      36,421
    Yamaguchi Financial Group, Inc........................  5,852      55,703
    Yamaha Corp...........................................  3,100      39,715
    Yamato Kogyo Co., Ltd.................................    800      25,925
                                                                  -----------
TOTAL JAPAN...............................................         14,371,353
                                                                  -----------
NETHERLANDS -- (3.0%)
    Aegon NV.............................................. 46,979     361,990
    Akzo Nobel NV.........................................  3,925     239,291
    ArcelorMittal (03938L104).............................  6,200      80,414
   #ArcelorMittal (B03XPL1)............................... 17,931     234,256
   *ING Groep NV.......................................... 65,495     668,504
    Koninklijke Ahold NV..................................  1,906      31,401
    Koninklijke DSM NV....................................  3,093     217,373

                                     1023

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
NETHERLANDS -- (Continued)
    Koninklijke Philips Electronics NV....................  11,889 $  380,197
                                                                   ----------
TOTAL NETHERLANDS.........................................          2,213,426
                                                                   ----------
NEW ZEALAND -- (0.0%)
    Contact Energy, Ltd...................................   5,869     25,158
    Fletcher Building, Ltd................................   1,616     10,488
                                                                   ----------
TOTAL NEW ZEALAND.........................................             35,646
                                                                   ----------
NORWAY -- (0.7%)
    Aker ASA Class A......................................     235      7,487
    DNB ASA...............................................  15,991    266,017
   #Norsk Hydro ASA.......................................  27,971    118,905
    Orkla ASA.............................................   4,252     32,838
   *Storebrand ASA........................................   7,005     40,274
    Subsea 7 SA...........................................   4,168     79,268
                                                                   ----------
TOTAL NORWAY..............................................            544,789
                                                                   ----------
PORTUGAL -- (0.0%)
   *EDP Renovaveis SA.....................................   4,290     22,020
                                                                   ----------
SINGAPORE -- (1.3%)
    CapitaLand, Ltd....................................... 102,500    260,021
    DBS Group Holdings, Ltd...............................   8,128    106,663
    Golden Agri-Resources, Ltd............................ 137,000     56,522
    Indofood Agri Resources, Ltd..........................   9,000      6,268
    Keppel Land, Ltd......................................  13,000     37,662
  #*Neptune Orient Lines, Ltd.............................  14,000     11,818
    Noble Group, Ltd......................................  72,000     50,587
   #Olam International, Ltd...............................  24,000     32,012
    Overseas Union Enterprise, Ltd........................   5,000     11,127
    Singapore Airlines, Ltd...............................  21,000    166,959
    United Industrial Corp., Ltd..........................  31,000     73,815
    UOL Group, Ltd........................................   4,000     21,970
    Wheelock Properties Singapore, Ltd....................  14,000     20,135
    Wilmar International, Ltd.............................  34,000     84,158
                                                                   ----------
TOTAL SINGAPORE...........................................            939,717
                                                                   ----------
SPAIN -- (1.8%)
    Acciona SA............................................     890     41,967
   #Banco de Sabadell SA..................................  33,526     68,655
   *Banco Popular Espanol SA..............................  32,047    140,864
    Banco Santander SA....................................  68,830    503,556
    CaixaBank.............................................   8,410     31,021
    Iberdrola SA..........................................  61,044    337,795
    Repsol SA.............................................   8,197    196,458
                                                                   ----------
TOTAL SPAIN...............................................          1,320,316
                                                                   ----------
SWEDEN -- (2.7%)
    Boliden AB............................................   4,059     57,314
    Meda AB Class A.......................................   1,317     15,417
    Nordea Bank AB........................................  41,285    523,309
    Skandinaviska Enskilda Banken AB Class A..............  35,139    387,879

                                     1024

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SWEDEN -- (Continued)
   #SSAB AB Class A.......................................   3,054 $   19,860
    SSAB AB Class B.......................................   1,349      7,526
    Svenska Cellulosa AB Class A..........................     637     16,842
    Svenska Cellulosa AB Class B..........................  10,363    274,129
    Telefonaktiebolaget LM Ericsson Class B...............  44,784    529,361
    TeliaSonera AB........................................  26,269    189,999
                                                                   ----------
TOTAL SWEDEN..............................................          2,021,636
                                                                   ----------
SWITZERLAND -- (7.8%)
    Adecco SA.............................................   3,030    192,645
    Aryzta AG.............................................   2,173    134,191
    Baloise Holding AG....................................   1,176    127,671
    Clariant AG...........................................   5,542     86,637
    Credit Suisse Group AG................................  32,573    956,792
    Credit Suisse Group AG Sponsored ADR..................     614     17,978
    Holcim, Ltd...........................................   7,487    541,623
    Lonza Group AG........................................     612     47,105
    Novartis AG ADR.......................................   1,759    125,962
    Sulzer AG.............................................     585     87,430
    Swiss Life Holding AG.................................     855    153,430
    Swiss Re AG...........................................  11,082    883,590
    UBS AG................................................  77,071  1,517,607
    Zurich Insurance Group AG.............................   3,199    861,709
                                                                   ----------
TOTAL SWITZERLAND.........................................          5,734,370
                                                                   ----------
UNITED KINGDOM -- (17.5%)
    Anglo American P.L.C..................................  13,433    288,146
    Aviva P.L.C...........................................  37,991    214,360
    Barclays P.L.C........................................  32,832    143,442
    Barclays P.L.C. Sponsored ADR.........................  58,466  1,021,986
    BP P.L.C..............................................  27,919    192,887
    BP P.L.C. Sponsored ADR...............................  55,060  2,281,686
   #Carnival P.L.C. ADR...................................   5,587    215,435
    Eurasian Natural Resources Corp. P.L.C................   2,074      6,879
    Glencore Xstrata P.L.C................................ 134,343    567,352
    HSBC Holdings P.L.C...................................  39,336    446,599
    HSBC Holdings P.L.C. Sponsored ADR....................   6,049    343,281
   *International Consolidated Airlines Group SA..........  36,571    161,722
    Investec P.L.C........................................  15,846    106,019
    J Sainsbury P.L.C.....................................  30,787    184,492
    Kazakhmys P.L.C.......................................   3,738     14,847
    Kingfisher P.L.C......................................  76,714    464,119
   *Lloyds Banking Group P.L.C............................ 468,283    487,560
   *Lloyds Banking Group P.L.C. ADR.......................  72,725    303,263
    Mondi P.L.C...........................................   1,689     25,167
    Old Mutual P.L.C......................................  89,944    265,633
    Pearson P.L.C. Sponsored ADR..........................   7,740    158,825
    Resolution, Ltd.......................................  25,787    126,901
    Rexam P.L.C...........................................       1          4
   *Royal Bank of Scotland Group P.L.C....................  39,064    188,641
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.....   5,598     53,965
    Royal Dutch Shell P.L.C. ADR (780259206)..............   5,497    375,720

                                     1025

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                            SHARES     VALUE++
                                                            -------- -----------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C. ADR (780259107)...............   28,341 $ 2,008,527
    Vedanta Resources P.L.C................................    2,074      36,717
    Vodafone Group P.L.C...................................   15,075      45,151
    Vodafone Group P.L.C. Sponsored ADR....................   66,962   2,005,512
    WM Morrison Supermarkets P.L.C.........................   33,946     149,413
                                                                     -----------
TOTAL UNITED KINGDOM.......................................           12,884,251
                                                                     -----------
TOTAL COMMON STOCKS........................................           69,872,895
                                                                     -----------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Porsche Automobil Holding SE...........................    2,107     178,646
                                                                     -----------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
   *New Hotel Rights 06/11/13..............................    1,076          --
                                                                     -----------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 08/02/13.....................   68,830      15,244
   *CaixaBank SA Rights 08/19/13...........................    8,410         593
                                                                     -----------
TOTAL SPAIN................................................               15,837
                                                                     -----------
TOTAL RIGHTS/WARRANTS......................................               15,837
                                                                     -----------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)     VALUE+
                                                            -------- -----------
SECURITIES LENDING COLLATERAL -- (4.9%)
  (S)@DFA Short Term Investment Fund.......................  259,291   3,000,000
     @Repurchase Agreement, Deutsche Bank Securities,
      Inc. 0.10%, 08/01/13 (Collateralized by $963,081
      FNMA, rates ranging from 4.500% to 6.000%,
      maturities ranging from 01/01/40 to 05/01/42,
      valued at $617,951) to be repurchased at $605,836.... $    606     605,834
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL........................            3,605,834
                                                                     -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $74,161,840)^^.....................................          $73,673,212
                                                                     ===========


                                     1026

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1        LEVEL 2   LEVEL 3    TOTAL
                                  -----------    ----------- ------- -----------
   Common Stocks
      Australia..................          --    $ 3,747,973   --    $ 3,747,973
      Austria....................          --        183,837   --        183,837
      Belgium....................          --        915,307   --        915,307
      Canada..................... $ 6,814,290             --   --      6,814,290
      Denmark....................     335,823        766,855   --      1,102,678
      Finland....................          --        538,621   --        538,621
      France.....................     827,625      6,810,975   --      7,638,600
      Germany....................     691,271      5,201,432   --      5,892,703
      Greece.....................          --         58,472   --         58,472
      Hong Kong..................          --      1,625,834   --      1,625,834
      Ireland....................      12,497         45,572   --         58,069
      Israel.....................          --        181,571   --        181,571
      Italy......................          --      1,027,416   --      1,027,416
      Japan......................     746,774     13,624,579   --     14,371,353
      Netherlands................      80,414      2,133,012   --      2,213,426
      New Zealand................          --         35,646   --         35,646
      Norway.....................          --        544,789   --        544,789
      Portugal...................          --         22,020   --         22,020
      Singapore..................          --        939,717   --        939,717
      Spain......................          --      1,320,316   --      1,320,316
      Sweden.....................     387,879      1,633,757   --      2,021,636
      Switzerland................     143,940      5,590,430   --      5,734,370
      United Kingdom.............   8,768,200      4,116,051   --     12,884,251
   Preferred Stocks
      Germany....................          --        178,646   --        178,646
   Rights/Warrants
      Hong Kong..................          --             --   --             --
      Spain......................          --         15,837   --         15,837
   Securities Lending Collateral.          --      3,605,834   --      3,605,834
                                  -----------    -----------   --    -----------
   TOTAL......................... $18,808,713    $54,864,499   --    $73,673,212
                                  ===========    ===========   ==    ===========

                                     1027

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                SHARES VALUE++
                                                                ------ --------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (6.5%)
    Adelaide Brighton, Ltd.....................................  9,038 $ 26,634
    AGL Energy, Ltd............................................  2,229   29,138
   #ALS Ltd/Queensland.........................................  2,206   16,813
   *Alumina, Ltd............................................... 82,349   71,675
    Amalgamated Holdings, Ltd..................................  2,620   19,589
    Amcor, Ltd.................................................  5,257   49,960
    AMP, Ltd................................................... 46,396  188,390
    AP Eagers, Ltd.............................................  1,533    6,158
    APA Group..................................................  9,530   51,399
   *Aquila Resources, Ltd......................................  5,559   10,429
   #ARB Corp., Ltd.............................................    474    5,759
    Arrium, Ltd................................................ 28,383   25,349
    Asciano, Ltd............................................... 22,830  104,155
    ASX, Ltd...................................................  2,647   82,805
    Atlas Iron, Ltd............................................ 19,416   14,217
    Aurizon Holdings, Ltd...................................... 12,772   52,096
   *Aurora Oil & Gas, Ltd......................................  5,370   15,574
   #Ausdrill, Ltd..............................................  2,610    2,530
    Ausenco, Ltd...............................................  3,360    4,597
    Austbrokers Holdings, Ltd..................................  2,014   19,985
    Austin Engineering, Ltd....................................  2,882   10,700
    Australia & New Zealand Banking Group, Ltd................. 24,858  664,148
  #*Australian Agricultural Co., Ltd...........................  3,652    3,775
    Automotive Holdings Group, Ltd.............................  6,624   22,574
   *AWE, Ltd................................................... 22,768   27,599
    Bank of Queensland, Ltd.................................... 13,313  113,820
    BC Iron, Ltd...............................................  4,113   13,643
    Beach Energy, Ltd.......................................... 34,985   42,075
    Bendigo and Adelaide Bank, Ltd............................. 16,572  158,979
    BHP Billiton, Ltd..........................................  6,070  189,777
    BHP Billiton, Ltd. Sponsored ADR...........................  1,812  113,667
   *BlueScope Steel, Ltd....................................... 19,711   95,084
   #Boart Longyear, Ltd........................................ 21,171    9,780
    Boral, Ltd................................................. 32,200  122,637
   #Bradken, Ltd...............................................  8,625   38,209
    Brambles, Ltd..............................................  4,910   40,032
   #Breville Group, Ltd........................................    823    5,577
    Brickworks, Ltd............................................  1,451   15,968
   #Cabcharge Australia, Ltd...................................  5,750   22,388
    Caltex Australia, Ltd......................................    572    9,616
   #Cardno, Ltd................................................  5,506   27,060
    carsales.com, Ltd..........................................  1,936   17,307
    Cash Converters International, Ltd......................... 19,611   20,800
    Cedar Woods Properties, Ltd................................  2,082   10,642
    Clough, Ltd................................................  9,174   11,781
    Coca-Cola Amatil, Ltd......................................  2,555   29,490
   #Cochlear, Ltd..............................................    452   24,802
   #Commonwealth Bank of Australia.............................  4,815  320,946
    Computershare, Ltd.........................................  3,183   27,985
    CSG, Ltd...................................................  9,385    8,267
    CSR, Ltd................................................... 19,863   39,078

                                     1028

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
AUSTRALIA -- (Continued)
   #David Jones, Ltd........................................... 19,202 $ 46,576
   #Decmil Group, Ltd.......................................... 10,789   20,357
    Domino's Pizza Enterprises, Ltd............................    508    5,302
    Downer EDI, Ltd............................................ 12,620   42,738
   *Drillsearch Energy, Ltd.................................... 13,075   16,088
    DUET Group.................................................  3,731    7,244
    DuluxGroup, Ltd............................................  5,283   21,175
   #Emeco Holdings, Ltd........................................  7,304    1,636
   *Energy Resources of Australia, Ltd.........................  3,419    4,501
    Envestra, Ltd.............................................. 36,163   36,089
   *Evolution Mining, Ltd......................................  3,686    2,889
   #Fairfax Media, Ltd......................................... 65,286   28,157
    Finbar Group, Ltd..........................................  8,281   10,045
   #Fleetwood Corp., Ltd.......................................    779    2,787
   #Flight Centre, Ltd.........................................    879   35,839
    Forge Group, Ltd...........................................  4,090   16,203
   #Fortescue Metals Group, Ltd................................ 10,306   33,837
   *Goodman Fielder, Ltd....................................... 53,891   37,027
   #GUD Holdings, Ltd..........................................  2,204   12,694
   #GWA Group, Ltd............................................. 11,308   24,992
   #Harvey Norman Holdings, Ltd................................ 12,166   29,060
    Hills Holdings, Ltd........................................  5,705    6,262
   *Horizon Oil, Ltd........................................... 82,906   27,572
    iiNET, Ltd.................................................  1,156    6,304
    Iluka Resources, Ltd.......................................  6,000   59,329
   #Imdex, Ltd.................................................  3,611    2,465
    Incitec Pivot, Ltd......................................... 44,948  106,217
   #Independence Group NL......................................  6,088   17,732
    Insurance Australia Group, Ltd............................. 13,590   70,948
    IOOF Holdings, Ltd.........................................  7,032   52,328
   #Iress, Ltd.................................................  2,392   17,793
    James Hardie Industries P.L.C..............................  3,212   26,680
   #JB Hi-Fi, Ltd..............................................  2,333   38,950
    Kingsgate Consolidated, Ltd................................  1,033    1,483
   #Leighton Holdings, Ltd.....................................  1,395   20,698
    Lend Lease Group........................................... 13,680  107,751
  #*Linc Energy, Ltd........................................... 16,858   24,485
   #M2 Telecommunications Group, Ltd...........................  1,303    7,329
    Macmahon Holdings, Ltd..................................... 25,813    3,360
    Macquarie Group, Ltd.......................................  5,362  211,337
   #Medusa Mining, Ltd.........................................    788    1,639
    Mermaid Marine Australia, Ltd..............................  7,783   27,461
    Mincor Resources NL........................................  3,984    1,862
   *Mineral Deposits, Ltd......................................    291      562
   #Mineral Resources, Ltd.....................................  4,525   38,620
   #Monadelphous Group, Ltd....................................  1,970   29,123
    Mortgage Choice, Ltd.......................................  2,795    6,084
    Mount Gibson Iron, Ltd.....................................  6,936    3,486
   #Myer Holdings, Ltd......................................... 20,385   49,093
    National Australia Bank, Ltd............................... 21,226  595,599
    New Hope Corp., Ltd........................................  1,554    5,254
   #Newcrest Mining, Ltd....................................... 11,589  127,651
    NIB Holdings, Ltd..........................................  3,044    6,102

                                     1029

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
AUSTRALIA -- (Continued)
   #NRW Holdings, Ltd..........................................  2,329 $  2,037
    Nufarm, Ltd................................................  5,456   22,052
   #Oil Search, Ltd............................................  4,616   33,582
    Orica, Ltd.................................................  1,767   28,708
    Origin Energy, Ltd......................................... 23,532  252,541
   #OZ Minerals, Ltd........................................... 11,740   42,991
    Pacific Brands, Ltd........................................ 24,707   18,331
  #*Paladin Energy, Ltd........................................ 32,268   28,984
    PanAust, Ltd...............................................  7,483   13,170
    Panoramic Resources, Ltd...................................  8,102    1,930
  #*Peet, Ltd..................................................  4,909    5,159
   #Platinum Asset Management, Ltd.............................  1,362    7,742
    Premier Investments, Ltd...................................  2,662   18,636
    Programmed Maintenance Services, Ltd.......................  7,117   15,730
  #*Qantas Airways, Ltd........................................ 52,982   59,983
    QBE Insurance Group, Ltd................................... 10,871  160,553
   #RCR Tomlinson, Ltd.........................................  2,571    5,495
    REA Group, Ltd.............................................    281    8,277
   *Regis Resources, Ltd.......................................  5,460   17,396
    Resolute Mining, Ltd....................................... 13,592    9,964
    Retail Food Group, Ltd.....................................  1,521    5,739
    Ridley Corp., Ltd..........................................  4,192    3,237
    Rio Tinto, Ltd.............................................  3,624  187,420
   *Roc Oil Co., Ltd........................................... 10,956    4,922
   #SAI Global, Ltd............................................ 10,948   37,295
    Santos, Ltd................................................ 22,199  272,394
   #Seek, Ltd..................................................  1,957   16,584
   *Senex Energy, Ltd.......................................... 31,721   21,629
   #Seven Group Holdings, Ltd..................................  3,625   22,600
    Seven West Media, Ltd...................................... 22,987   44,170
    Sigma Pharmaceuticals, Ltd................................. 44,464   26,384
   *Silver Lake Resources, Ltd.................................  1,410    1,027
   #Sims Metal Management, Ltd.................................  3,726   29,987
   #Skilled Group, Ltd.........................................  6,146   16,357
   #SMS Management & Technology, Ltd...........................    974    4,636
    Sonic Healthcare, Ltd......................................  6,539   84,147
    Southern Cross Media Group, Ltd............................ 14,928   19,796
   #SP AusNet.................................................. 26,894   28,509
    Spark Infrastructure Group................................. 28,821   46,223
  #*St Barbara, Ltd............................................ 10,906    4,865
    STW Communications Group, Ltd.............................. 19,193   28,267
    Suncorp Group, Ltd......................................... 12,509  143,901
    Super Retail Group, Ltd....................................    959   10,879
    Sydney Airport.............................................  1,422    4,589
    Telstra Corp., Ltd.........................................  8,140   36,473
  #*Ten Network Holdings, Ltd.................................. 59,087   14,608
   #Toll Holdings, Ltd......................................... 24,809  118,754
    Tox Free Solutions, Ltd....................................  1,722    5,047
    TPG Telecom, Ltd...........................................  2,043    6,775
    Transfield Services, Ltd................................... 16,546   13,224
   *Transpacific Industries Group, Ltd......................... 49,472   37,998
    Transurban Group........................................... 13,091   79,733
    Troy Resources, Ltd........................................    443      564

                                     1030

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
AUSTRALIA -- (Continued)
   #UGL, Ltd.................................................  5,085 $   33,218
    UXC, Ltd.................................................  5,386      5,584
    Village Roadshow, Ltd....................................  3,337     17,724
  #*Virgin Australia Holdings, Ltd........................... 54,501     22,301
    Wesfarmers, Ltd.......................................... 10,588    385,905
   #Western Areas, Ltd.......................................  4,348     12,114
    Westpac Banking Corp..................................... 26,437    733,382
    Whitehaven Coal, Ltd..................................... 22,370     39,515
    Woodside Petroleum, Ltd..................................  4,704    158,843
    Woolworths, Ltd..........................................  2,436     72,950
    WorleyParsons, Ltd.......................................  1,237     24,474
                                                                     ----------
TOTAL AUSTRALIA..............................................         8,830,257
                                                                     ----------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG...................................     20      2,549
    Andritz AG...............................................    792     42,804
    Atrium European Real Estate, Ltd.........................  1,115      6,258
    DO & Co. AG..............................................    270     12,501
   #Erste Group Bank AG......................................  4,611    139,797
   #EVN AG...................................................     83      1,064
    Flughafen Wien AG........................................    245     15,566
    IMMOFINANZ AG............................................ 18,943     77,583
   #Kapsch TrafficCom AG.....................................     86      3,668
    Lenzing AG...............................................    120      9,107
    Mayr Melnhof Karton AG...................................    246     26,952
    Oesterreichische Post AG.................................    563     23,994
    OMV AG...................................................  2,525    111,703
    Palfinger AG.............................................    416     13,003
   #Raiffeisen Bank International AG.........................  1,242     37,694
    RHI AG...................................................    290      9,122
    S IMMO AG................................................    785      4,811
    Schoeller-Bleckmann Oilfield Equipment AG................    164     19,333
    Semperit AG Holding......................................    494     18,367
    Strabag SE...............................................     84      1,882
    Telekom Austria AG.......................................    906      6,294
    Uniqa Versicherungen AG..................................    491      6,664
    Verbund AG...............................................  1,206     23,761
    Vienna Insurance Group AG Wiener Versicherung Gruppe.....    823     42,501
    Voestalpine AG...........................................  3,215    123,339
    Wienerberger AG..........................................  2,169     28,347
   #Zumtobel AG..............................................    469      5,762
                                                                     ----------
TOTAL AUSTRIA................................................           814,426
                                                                     ----------
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV................................    911     82,569
    Ageas....................................................  6,586    263,804
   *AGFA-Gevaert NV..........................................  3,068      6,113
    Arseus NV................................................  1,215     31,756
    Banque Nationale de Belgique.............................      2      7,216
    Barco NV.................................................    392     29,347
   #Belgacom SA..............................................  1,144     28,002
    Cie d'Entreprises CFE....................................    102      6,189

                                     1031

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
BELGIUM -- (Continued)
   #Cie Maritime Belge SA....................................   333  $    6,620
    Colruyt SA...............................................   585      33,360
    D'ieteren SA.............................................   498      22,597
   #Delhaize Group SA........................................ 2,582     170,363
    Delhaize Group SA Sponsored ADR.......................... 1,388      91,594
    Econocom Group...........................................   801       6,395
    Elia System Operator SA..................................   501      21,163
    EVS Broadcast Equipment SA...............................   367      26,529
    Exmar NV................................................. 1,088      12,544
   *Ion Beam Applications....................................   595       4,720
    KBC Groep NV............................................. 4,332     174,400
    Kinepolis Group NV.......................................   141      18,943
    Lotus Bakeries...........................................     6       5,125
   #NV Bekaert SA............................................ 1,317      46,305
   #Nyrstar.................................................. 3,526      15,565
   *RHJ International........................................ 3,747      18,972
    Sipef SA.................................................    26       1,767
   #Solvay SA................................................ 1,105     149,787
    Telenet Group Holding NV.................................   861      41,643
    Tessenderlo Chemie NV....................................   974      26,389
  #*ThromboGenics NV.........................................   592      24,323
    Umicore SA............................................... 1,859      83,685
    Van de Velde NV..........................................   436      20,630
                                                                     ----------
TOTAL BELGIUM................................................         1,478,415
                                                                     ----------
CANADA -- (9.3%)
   *Advantage Oil & Gas, Ltd................................. 7,920      28,608
    Aecon Group, Inc......................................... 1,657      19,134
   #AG Growth International, Inc.............................   200       7,242
    AGF Management, Ltd. Class B............................. 3,300      38,555
    Agnico Eagle Mines, Ltd.................................. 1,452      41,251
    Agrium, Inc.............................................. 1,098      93,330
    Aimia, Inc............................................... 3,000      45,361
   *Ainsworth Lumber Co., Ltd................................ 2,800       9,269
    Alacer Gold Corp......................................... 1,800       4,259
   *ALAMOS GOLD INC COMMON STOCK NPV......................... 1,200      17,664
   #Alamos Gold, Inc......................................... 1,088      16,027
   *Alexco Resource Corp..................................... 1,285       1,619
    Algonquin Power & Utilities Corp......................... 4,094      27,822
    Alimentation Couche Tard, Inc. Class B...................   900      55,160
    Alliance Grain Traders, Inc..............................   300       4,624
   #AltaGas, Ltd............................................. 1,100      38,544
    Altus Group, Ltd.........................................   400       3,641
   *Angle Energy, Inc........................................ 4,500      13,231
    ARC Resources, Ltd....................................... 2,500      63,042
  #*Argonaut Gold Inc........................................ 3,300      21,880
   #Atco, Ltd. Class I.......................................   200       9,064
   *Atrium Innovations, Inc..................................   500       7,185
   *ATS Automation Tooling Systems, Inc...................... 3,200      35,704
    AuRico Gold, Inc......................................... 5,568      25,780
    AutoCanada, Inc..........................................   400      11,134
   *B2Gold Corp.............................................. 2,700       7,886
   #Badger Daylighting, Ltd..................................   200       9,555

                                     1032

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
   #Bank of Montreal...........................................  4,595 $285,441
    Bank of Nova Scotia........................................  6,004  338,626
   *Bankers Petroleum, Ltd.....................................  7,000   20,310
    Barrick Gold Corp..........................................  8,972  152,255
    Baytex Energy Corp.........................................    905   36,752
    BCE, Inc...................................................    800   33,032
   #Bell Aliant, Inc...........................................  1,300   35,199
   *Bellatrix Exploration, Ltd.................................  5,630   37,000
   *Birchcliff Energy, Ltd.....................................  4,100   30,657
   #Black Diamond Group, Ltd...................................  1,000   23,931
   *BlackBerry, Ltd............................................  7,992   70,569
  #*BlackPearl Resources, Inc..................................  3,800    5,920
    Bombardier, Inc. Class B...................................  5,100   24,629
   #Bonavista Energy Corp......................................  7,200   90,289
   #Brookfield Asset Management, Inc. Class A..................  1,800   66,613
   #Brookfield Office Properties, Inc..........................  1,167   19,759
   *Brookfield Residential Properties, Inc.....................  1,500   31,005
    Calfrac Well Services, Ltd.................................    800   26,521
   *Calvalley Petroleums, Inc. Class A.........................  1,493    2,253
    Cameco Corp................................................  6,159  125,151
    Canaccord Financial, Inc...................................  3,400   21,285
  #*Canada Lithium Corp........................................    500      243
    Canadian Imperial Bank of Commerce.........................  2,899  219,976
    Canadian National Railway Co...............................    599   59,816
    Canadian Natural Resources, Ltd............................ 10,386  322,174
   #Canadian Oil Sands, Ltd....................................  3,000   58,242
    Canadian Pacific Railway, Ltd..............................    501   61,563
   #Canadian Tire Corp., Ltd. Class A..........................  1,300  106,990
    Canadian Utilities, Ltd. Class A...........................  1,000   37,241
    Canadian Western Bank......................................  1,900   53,498
   *Canam Group, Inc. Class A..................................  1,400   13,467
    CanElson Drilling, Inc.....................................  4,900   28,958
   #Canexus Corp...............................................  3,400   28,237
   *Canfor Corp................................................  2,200   46,416
   #Canfor Pulp Products, Inc..................................  1,300   11,568
    Canyon Services Group, Inc.................................    500    6,129
    Capital Power Corp.........................................  1,700   34,493
    Capstone Infrastructure Corp...............................  5,134   20,044
   *Capstone Mining Corp.......................................  4,600    8,689
    Cascades, Inc..............................................  4,200   23,963
   *Catamaran Corp.............................................  1,080   57,024
    CCL Industries, Inc. Class B...............................    785   53,187
   *Celestica, Inc.............................................  7,581   80,207
    Cenovus Energy, Inc........................................  2,097   62,071
    Centerra Gold, Inc.........................................  1,200    5,316
   *Cequence Energy, Ltd.......................................  6,404    9,789
   *CGI Group, Inc. Class A....................................  1,399   48,419
  #*China Gold International Resources Corp., Ltd..............  5,000   12,998
    CI Financial Corp..........................................  1,000   30,211
   #Cineplex, Inc..............................................  1,400   50,624
   #CML HealthCare, Inc........................................    200    2,072
    Cogeco Cable, Inc..........................................    300   14,429
    Cogeco, Inc................................................    175    7,795

                                     1033

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
   #Colabor Group, Inc.........................................    500 $  2,142
   *COM DEV International, Ltd.................................  1,400    5,207
    Computer Modelling Group, Ltd..............................    300    7,504
    Constellation Software, Inc................................    100   14,591
   #Corus Entertainment, Inc. Class B..........................  3,700   89,519
    Cott Corp..................................................  5,107   42,746
   #Crescent Point Energy Corp.................................  2,741  103,945
   *Crew Energy, Inc...........................................  5,100   26,218
   *Crocotta Energy, Inc.......................................  1,600    4,533
    Davis + Henderson Corp.....................................  2,129   51,634
   *DeeThree Exploration, Ltd..................................  7,200   55,800
  #*Denison Mines Corp.........................................  3,500    4,430
   *Descartes Systems Group, Inc. (The)........................    100    1,158
    DHX Media, Ltd.............................................  1,100    3,331
    Dollarama, Inc.............................................    300   21,652
   *Dominion Diamond Corp......................................  2,408   34,025
    Dorel Industries, Inc. Class B.............................    600   21,959
   *Dundee Precious Metals, Inc................................  4,000   19,862
  #*Eastern Platinum, Ltd......................................  7,000      545
    Eldorado Gold Corp.........................................  7,243   57,220
    Emera, Inc.................................................    800   25,454
    Empire Co., Ltd............................................  1,165   91,569
   #Enbridge Income Fund Holdings, Inc.........................  1,100   26,292
    Enbridge, Inc..............................................  2,200   97,609
    Encana Corp................................................  1,147   20,095
   *Endeavour Silver Corp......................................    598    2,386
    Enerplus Corp..............................................  6,692  108,745
    Enghouse Systems, Ltd......................................    200    5,098
    Ensign Energy Services, Inc................................  4,200   73,074
   *Essential Energy Services Trust............................  2,400    6,075
   #Exchange Income Corp.......................................    200    5,082
    Extendicare Inc............................................  2,000   13,358
    Fairfax Financial Holdings, Ltd............................    427  169,619
    Finning International, Inc.................................  2,700   58,096
    First Capital Realty, Inc..................................  1,651   27,455
   *First Majestic Silver Corp.................................    299    3,905
    First Quantum Minerals, Ltd................................ 10,937  175,700
    FirstService Corp..........................................    200    7,424
   #Fortis, Inc................................................  1,100   34,582
   *Fortuna Silver Mines, Inc. (2383033).......................  7,299   25,512
   *Fortuna Silver Mines, Inc. (349915108).....................  1,312    4,579
    Genivar, Inc...............................................  1,400   33,395
   #Genworth MI Canada, Inc....................................  2,079   57,911
    George Weston, Ltd.........................................    640   54,248
    Gibson Energy, Inc.........................................  2,000   46,091
    Gildan Activewear, Inc.....................................    802   35,809
    GMP Capital, Inc...........................................  1,000    6,134
    Goldcorp, Inc..............................................  8,399  237,104
  #*Golden Star Resources, Ltd................................. 12,402    6,158
   *Gran Tierra Energy, Inc. (38500T101).......................  2,706   16,642
   *Gran Tierra Energy, Inc. (B2PPCS5)......................... 11,198   69,231
   *Great Panther Silver, Ltd..................................    753      660
   #Great-West Lifeco, Inc.....................................  1,300   37,655

                                     1034

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
  #*Guyana Goldfields, Inc.....................................  1,700 $  2,847
    Heroux-Devtek, Inc.........................................    200    1,665
    Horizon North Logistics, Inc...............................  4,600   30,276
    HudBay Minerals, Inc.......................................  2,840   19,113
   #Husky Energy, Inc..........................................  2,400   69,166
    IAMGOLD Corp...............................................  4,292   22,233
    IGM Financial, Inc.........................................    200    9,504
   *Imperial Metals Corp.......................................    400    3,972
    Imperial Oil, Ltd..........................................  2,213   95,026
    Industrial Alliance Insurance & Financial Services, Inc....  2,918  117,390
    Innergex Renewable Energy, Inc.............................  4,100   34,609
    Intact Financial Corp......................................  2,259  132,866
   *International Forest Products, Ltd. Class A................  3,000   33,035
    International Minerals Corp................................  1,000    1,860
    Intertape Polymer Group, Inc...............................  1,400   16,439
   *Ithaca Energy, Inc......................................... 13,625   24,143
    Jean Coutu Group PJC, Inc. (The) Class A...................    800   14,643
    Just Energy Group, Inc. (B63MCN1)..........................  3,499   24,801
    Just Energy Group, Inc. (48213W101)........................  1,302    9,192
   #Keyera Corp................................................    700   39,161
   #Killam Properties, Inc.....................................  1,800   18,401
    Kinross Gold Corp.......................................... 11,927   62,378
  #*Lake Shore Gold Corp.......................................  5,500    1,821
    Laurentian Bank of Canada..................................  1,400   61,406
   *Legacy Oil + Gas, Inc......................................  5,483   32,777
   #Leisureworld Senior Care Corp..............................    400    4,876
    Leon's Furniture, Ltd......................................    200    2,434
   #Lightstream Resources, Ltd.................................  6,484   52,903
    Linamar Corp...............................................  1,500   46,602
   #Loblaw Cos., Ltd...........................................    500   23,858
   *Long Run Exploration, Ltd..................................  3,800   14,910
  #*Lundin Mining Corp......................................... 11,400   44,952
    MacDonald Dettwiler & Associates, Ltd......................    700   52,348
    Magna International, Inc...................................  1,899  145,198
    Major Drilling Group International.........................  3,500   23,819
    Manitoba Telecom Services, Inc.............................    200    6,654
    Manulife Financial Corp.................................... 18,452  324,940
    Maple Leaf Foods, Inc......................................  2,000   27,943
    Martinrea International, Inc...............................  2,900   33,882
  #*MBAC Fertilizer Corp.......................................  1,200    2,325
   #Medical Facilities Corp....................................    400    5,978
   *MEG Energy Corp............................................  2,400   73,302
   *MEGA Brands, Inc...........................................     93    1,349
    Methanex Corp..............................................    698   33,385
    Metro, Inc.................................................    559   40,095
   #Morneau Shepell, Inc.......................................    400    5,460
    MTY Food Group, Inc........................................    100    3,063
   #Mullen Group, Ltd..........................................  1,800   44,812
    National Bank of Canada....................................  1,337  102,849
    Nevsun Resources, Ltd. (64156L101).........................  1,578    5,286
    Nevsun Resources, Ltd. (2631486)...........................  1,373    4,625
   #New Flyer Industries, Inc..................................  1,976   22,375
   *New Gold, Inc. (644535106).................................  4,011   29,320

                                     1035

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
  #*New Gold, Inc. (2826947)...................................  3,699 $ 26,866
   *New Millennium Iron Corp...................................  2,000    1,207
    Newalta Corp...............................................  1,600   22,136
   #Niko Resources, Ltd........................................  3,600   25,341
    Norbord, Inc...............................................    800   25,275
    Nordion, Inc...............................................    800    5,808
  #*North American Palladium, Ltd..............................  3,301    4,114
    North West Co., Inc. (The).................................    468   10,863
   *NuVista Energy, Ltd........................................  2,100   13,903
   *OceanaGold Corp............................................  8,366   13,277
    Onex Corp..................................................    200    9,522
    Open Text Corp.............................................    298   21,018
   *Osisko Mining Corp.........................................  5,126   21,360
    Pacific Rubiales Energy Corp...............................  4,318   83,955
   *Paladin Labs, Inc..........................................    400   21,618
    Pan American Silver Corp...................................  5,190   66,224
   *Paramount Resources, Ltd. Class A..........................    200    6,794
   *Parex Resources, Inc.......................................  2,921   14,760
   #Parkland Fuel Corp.........................................    300    5,012
   #Pason Systems, Inc.........................................  1,400   26,539
   *Pembina Pipeline Corp......................................    504   15,800
    Pengrowth Energy Corp. (70706P104).........................  4,002   23,132
   #Pengrowth Energy Corp. (B67M828)........................... 11,797   67,996
    Penn West Petroleum, Ltd...................................  9,531  112,466
   *Petrobank Energy & Resources, Ltd..........................    800      444
   #Petrominerales, Ltd........................................    700    3,810
   #Peyto Exploration & Development Corp.......................  1,300   37,389
   #PHX Energy Services Corp...................................    600    6,508
   #Potash Corp. of Saskatchewan, Inc..........................  1,801   52,229
    Precision Drilling Corp....................................  7,977   81,365
   #Premium Brands Holdings Corp...............................  1,100   20,509
   *Primero Mining Corp. (74164W106)...........................    700    3,374
   *Primero Mining Corp. (B4Z8FV2).............................  3,700   17,796
    Progressive Waste Solutions, Ltd...........................  2,299   55,268
   *Pure Technologies, Ltd.....................................  2,200    9,446
   #Quebecor, Inc. Class B.....................................  1,000   45,916
    Reitmans Canada, Ltd. Class A..............................  2,100   20,671
   *RMP Energy, Inc............................................  3,649   15,881
   #Rocky Mountain Dealerships, Inc............................    200    2,543
    Rogers Communications, Inc. Class B........................    800   31,952
   #Rogers Sugar, Inc..........................................  3,500   20,616
    RONA, Inc..................................................  6,600   73,576
    Royal Bank of Canada.......................................  4,008  249,738
   #Russel Metals, Inc.........................................  2,100   52,321
   *Sandvine Corp.............................................. 13,300   25,121
  #*Santonia Energy, Inc.......................................  3,200    5,110
    Saputo, Inc................................................    400   18,506
    Savanna Energy Services Corp...............................  3,100   22,274
   *Scorpio Mining Corp........................................  4,800    1,706
    Sears Canada, Inc..........................................    413    5,276
   #SEMAFO, Inc................................................  2,200    3,877
    Shaw Communications, Inc. Class B..........................  1,597   39,669
    ShawCor, Ltd...............................................    378   16,984

                                     1036

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Sherritt International Corp................................  9,158 $ 35,041
    Shoppers Drug Mart Corp....................................  1,900  113,082
   *Sierra Wireless, Inc.......................................    800   10,336
   *Silver Standard Resources, Inc.............................  2,399   18,400
    Silver Wheaton Corp........................................  1,302   29,907
    SNC-Lavalin Group, Inc.....................................    900   37,416
   *Southern Pacific Resource Corp.............................  1,607      548
  #*SouthGobi Resources, Ltd...................................    800      779
   #Sprott Resource Corp.......................................  1,300    4,481
   #Spyglass Resources Corp....................................  3,710    6,249
    Stantec, Inc...............................................    667   30,795
    Stella-Jones, Inc..........................................    100    9,665
    Student Transportation, Inc................................    700    4,641
    Sun Life Financial, Inc....................................  7,193  233,413
    Suncor Energy, Inc......................................... 16,988  537,330
   *SunOpta, Inc...............................................  5,300   42,571
   #Superior Plus Corp.........................................  3,200   37,761
   *Surge Energy, Inc..........................................  4,900   25,380
   *TAG Oil, Ltd...............................................  7,100   26,476
    Talisman Energy, Inc....................................... 10,877  123,019
   *Taseko Mines, Ltd..........................................  7,200   14,861
    Teck Resources, Ltd. Class B...............................  3,345   78,373
   *TELUS Corp.................................................    200    6,122
  #*Thompson Creek Metals Co., Inc.............................  6,318   18,828
    Thomson Reuters Corp.......................................  2,694   91,677
    Tim Hortons, Inc...........................................    700   40,481
   *Timmins Gold Corp..........................................  3,900    8,392
    TMX Group, Ltd.............................................    470   20,683
    Toronto-Dominion Bank (The)................................  7,205  606,517
    Torstar Corp. Class B......................................  1,200    6,601
    Total Energy Services, Inc.................................    700   10,380
   *Tourmaline Oil Corp........................................    600   23,127
    TransAlta Corp.............................................  5,097   70,288
    TransCanada Corp...........................................  4,695  214,655
   #Transcontinental, Inc. Class A.............................  2,695   32,746
    TransForce, Inc............................................  1,597   33,010
   *TransGlobe Energy Corp. (2470548)..........................  3,899   26,003
   *TransGlobe Energy Corp. (893662106)........................    500    3,330
   #Trican Well Service, Ltd...................................  5,000   73,605
    Trilogy Energy Corp........................................  1,000   28,293
    Trinidad Drilling, Ltd.....................................  4,600   42,010
   *Turquoise Hill Resources, Ltd. (900435108).................  1,698    6,843
  #*Turquoise Hill Resources, Ltd. (B7WJ1F5)...................  8,100   32,413
   #Twin Butte Energy, Ltd.....................................  6,268   10,130
   *Uranium One, Inc...........................................  3,800    9,841
    Valener, Inc...............................................    800   12,478
   #Veresen, Inc...............................................  3,600   42,235
   #Vermilion Energy, Inc......................................    600   32,182
   #Wajax Corp.................................................    900   29,994
    West Fraser Timber Co., Ltd................................    600   54,690
    Western Energy Services Corp...............................  2,600   21,162
    Westshore Terminals Investment Corp........................    200    5,577
    Whistler Blackcomb Holdings, Inc...........................    500    6,815

                                     1037

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
    Whitecap Resources, Inc.................................  4,355 $    46,811
    Wi-Lan, Inc.............................................  5,600      20,173
    Yamana Gold, Inc........................................  7,196      75,558
   #Zargon Oil & Gas, Ltd...................................    600       3,680
                                                                    -----------
TOTAL CANADA................................................         12,691,367
                                                                    -----------
COLOMBIA -- (0.0%)
   *Platino Energy Corp.....................................    900         999
                                                                    -----------
DENMARK -- (1.1%)
    ALK-Abello A.S..........................................    200      16,477
   *Alm Brand A.S...........................................  5,886      19,755
    Ambu A.S. Class B.......................................     73       2,631
   *Auriga Industries Class B...............................    487      13,977
   *Bavarian Nordic A.S.....................................  2,143      22,876
    Chr Hansen Holding A.S..................................  2,237      74,138
    Coloplast A.S. Class B..................................    299      17,467
    D/S Norden A.S..........................................    944      34,531
   *Danske Bank A.S.........................................  6,162     113,425
    DSV A.S.................................................  4,906     128,570
  #*East Asiatic Co., Ltd. A.S..............................    260       4,168
   #FLSmidth & Co. A.S......................................  1,058      50,198
   *Genmab A.S..............................................    620      17,848
    GN Store Nord A.S.......................................  5,133     106,130
    H Lundbeck A.S..........................................  1,589      31,983
    IC Companys A.S.........................................    172       4,351
   *Jyske Bank A.S..........................................  1,988      87,084
    NKT Holding A.S.........................................    515      20,873
    Novozymes A.S. Class B..................................  2,764      94,741
    Pandora A.S.............................................  1,586      63,110
    PER Aarsleff A.S. Class B...............................    239      25,300
    Ringkjoebing Landbobank A.S.............................    163      28,480
    Rockwool International A.S. Class B.....................    254      40,149
    Schouw & Co.............................................    735      27,558
    SimCorp A.S.............................................  1,120      35,838
    Solar A.S. Class B......................................     75       3,457
   *Spar Nord Bank A.S......................................  1,503      10,402
   *Sydbank A.S.............................................  2,174      48,627
    TDC A.S.................................................  9,252      80,980
   *Topdanmark A.S..........................................  3,050      85,675
    Tryg A.S................................................    234      21,210
   #United International Enterprises........................     25       4,351
   *Vestas Wind Systems A.S.................................  5,980     120,039
   *William Demant Holding A.S..............................    310      27,301
  #*Zealand Pharma A.S......................................     82       1,093
                                                                    -----------
TOTAL DENMARK...............................................          1,484,793
                                                                    -----------
FINLAND -- (1.5%)
    Aktia Bank Oyj..........................................    141       1,349
    Amer Sports Oyj.........................................  2,985      59,253
    Cargotec Oyj............................................  1,622      57,629
   *Caverion Corp...........................................  3,326      18,495
    Citycon Oyj............................................. 12,801      40,463

                                     1038

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
    Elisa Oyj................................................  2,203 $   47,437
    Finnair Oyj..............................................    981      3,787
    Fiskars Oyj Abp..........................................    676     15,836
    Fortum Oyj............................................... 10,282    203,374
    Huhtamaki Oyj............................................  1,991     37,945
    Kemira Oyj...............................................  4,009     62,376
    Kesko Oyj Class A........................................    105      3,524
    Kesko Oyj Class B........................................  2,676     84,163
    Konecranes Oyj...........................................  2,179     63,889
    Lassila & Tikanoja Oyj...................................    590     11,107
    Metsa Board Oyj..........................................  6,782     23,042
   #Neste Oil Oyj............................................  4,482     64,765
    Nokian Renkaat Oyj.......................................  1,753     77,857
    Oriola-KD Oyj Class B....................................  7,189     22,718
  #*Outokumpu Oyj............................................ 10,481      6,484
   #Outotec Oyj..............................................  4,209     51,068
    PKC Group Oyj............................................    968     26,710
    Pohjola Bank P.L.C. Class A..............................  6,001    103,940
   *Poyry Oyj................................................    493      2,481
    Raisio P.L.C. Class V....................................  4,905     21,855
    Ramirent Oyj.............................................  2,442     22,842
   #Rautaruukki Oyj..........................................  4,587     26,889
    Sampo Class A............................................  6,284    275,217
   #Sanoma Oyj...............................................  2,854     20,756
   #Stockmann Oyj Abp........................................    240      3,623
    Stora Enso Oyj Class R................................... 20,818    154,441
    Technopolis Oyj..........................................    910      5,841
    Tieto Oyj................................................  1,892     36,146
    Tikkurila Oyj............................................  1,336     29,349
    UPM-Kymmene Oyj.......................................... 21,711    241,704
    Uponor Oyj...............................................    843     14,672
    Vacon P.L.C..............................................     88      6,054
    Wartsila Oyj Abp.........................................    782     35,451
   #YIT Oyj..................................................  4,403     59,884
                                                                     ----------
TOTAL FINLAND................................................         2,044,416
                                                                     ----------
FRANCE -- (6.9%)
    Accor SA.................................................  2,074     78,177
    Aeroports de Paris.......................................    493     50,937
    Air Liquide SA...........................................    658     87,350
    Alten SA.................................................    544     20,245
    Altran Technologies SA...................................  5,511     39,468
    April....................................................  1,193     24,245
    Arkema SA................................................  1,022    102,422
    Assystem.................................................    402      8,612
    AtoS.....................................................    871     65,521
    AXA SA................................................... 21,673    477,704
   *Beneteau SA..............................................    497      6,647
    BioMerieux...............................................    208     21,249
    BNP Paribas SA........................................... 10,919    707,958
    Boiron SA................................................    290     15,527
    Bonduelle SCA............................................    631     15,646
    Bongrain SA..............................................     84      5,442

                                     1039

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
FRANCE -- (Continued)
    Bourbon SA.................................................  1,518 $ 41,220
   *Boursorama.................................................    343    3,239
  #*Bull.......................................................  1,718    5,679
    Bureau Veritas SA..........................................    640   18,998
    Cap Gemini SA..............................................  3,681  201,328
    Carrefour SA...............................................  4,463  136,735
    Casino Guichard Perrachon SA...............................    885   91,134
    Christian Dior SA..........................................    198   35,086
    Cie de St-Gobain...........................................  7,158  332,482
   *Cie Generale de Geophysique - Veritas......................  2,028   51,197
    Cie Generale des Etablissements Michelin...................  2,802  280,977
    Ciments Francais SA........................................    155    9,397
   *Club Mediterranee SA.......................................    316    7,330
    CNP Assurances.............................................  2,790   47,186
   *Credit Agricole SA......................................... 20,273  193,523
    Danone SA..................................................  1,274  100,895
    Dassault Systemes SA.......................................    219   28,789
   *Derichebourg SA............................................  1,773    6,123
    Edenred....................................................  3,164  101,399
    Eiffage SA.................................................  1,139   61,108
    Electricite de France SA...................................  2,354   69,003
    Eramet.....................................................     67    5,902
    Essilor International SA...................................  1,049  117,401
    Esso SA Francaise..........................................     70    4,255
    Etablissements Maurel et Prom..............................  2,968   48,435
    Euler Hermes SA............................................    479   53,612
    European Aeronautic Defence and Space Co. NV...............  1,233   73,838
    Eutelsat Communications SA.................................    990   27,670
    Faiveley Transport SA......................................    479   32,244
   *Faurecia...................................................  2,148   56,701
    Fimalac....................................................    134    7,215
    France Telecom SA.......................................... 10,689  105,426
    GDF Suez................................................... 15,034  315,328
    Groupe Eurotunnel SA....................................... 16,849  132,183
   *Groupe Fnac................................................     60    1,349
    Groupe Steria SCA..........................................    490    6,916
    Havas SA...................................................  8,233   62,285
    Iliad SA...................................................    110   25,952
    Imerys SA..................................................  1,002   66,249
   #Ipsen SA...................................................    120    4,813
   #IPSOS......................................................  1,229   43,661
    Jacquet Metal Service......................................    113    1,428
    JCDecaux SA................................................  1,903   60,951
    L'Oreal SA.................................................    556   93,203
    Lagardere SCA..............................................  3,329  105,485
    Legrand SA.................................................  1,138   58,968
    LISI.......................................................     72    9,473
    LVMH Moet Hennessy Louis Vuitton SA........................    791  143,985
   #Manitou BF SA..............................................    323    4,178
    Medica SA..................................................    617   12,686
    Metropole Television SA....................................  1,582   31,180
    Natixis.................................................... 22,875  116,890
    Naturex....................................................    174   13,330

                                     1040

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FRANCE -- (Continued)
   #Neopost SA...............................................    832 $   59,770
   #Nexans SA................................................    923     49,131
    Nexity SA................................................    921     36,382
   #Orpea....................................................    691     32,615
   *PagesJaunes Groupe.......................................  2,755      6,010
   *Parrot SA................................................    809     21,773
  #*Peugeot SA...............................................  8,091    103,340
    Plastic Omnium SA........................................    413     28,176
    PPR......................................................    569    130,491
    Publicis Groupe SA.......................................  1,237     99,796
    Rallye SA................................................  1,010     37,311
    Rexel SA.................................................  4,257    103,540
    Rubis SCA................................................    761     48,613
    Sa des Ciments Vicat.....................................    322     21,709
    Saft Groupe SA...........................................  1,062     26,235
    SCOR SE..................................................  6,484    206,626
    SEB SA...................................................    552     45,913
    Sechilienne-Sidec........................................    293      5,952
    SES SA...................................................  2,071     60,957
    Societe BIC SA...........................................    264     29,325
    Societe Generale SA......................................  6,372    256,364
    Societe Television Francaise 1...........................  3,506     51,922
    Sodexo...................................................    440     40,185
   *SOITEC...................................................  9,334     20,806
    STMicroelectronics NV (5962332).......................... 16,568    141,938
    STMicroelectronics NV (861012102)........................  3,197     27,270
    Suez Environnement Co....................................  4,751     67,408
    Technip SA...............................................    704     77,678
    Teleperformance..........................................  1,878     91,035
    Tessi SA.................................................     32      3,622
    Thermador Groupe.........................................     27      2,173
    Total Gabon..............................................     20     11,573
    Total SA.................................................  8,714    464,355
    Total SA Sponsored ADR...................................  6,978    370,183
   *UBISOFT Entertainment....................................  3,630     55,376
    Valeo SA.................................................  1,785    141,336
    Vallourec SA.............................................  3,680    217,364
    Veolia Environnement SA..................................  4,105     55,263
    Veolia Environnement SA ADR..............................  1,130     15,131
    Vilmorin & Cie...........................................    173     20,810
    Vinci SA.................................................  4,340    234,754
    Virbac SA................................................     20      3,997
    Vivendi SA............................................... 14,098    301,453
    Zodiac Aerospace.........................................    718    104,314
                                                                     ----------
TOTAL FRANCE.................................................         9,323,145
                                                                     ----------
GERMANY -- (5.4%)
   *Aareal Bank AG...........................................  2,528     69,862
    Adidas AG................................................  1,273    141,895
   *ADVA Optical Networking SE...............................    893      4,845
   *Aixtron SE NA............................................  2,254     35,391
    Allianz SE...............................................  5,326    829,958
    Aurubis AG...............................................    720     40,516

                                     1041

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
GERMANY -- (Continued)
   #Axel Springer AG...........................................  1,092 $ 57,173
    BASF SE....................................................  2,835  251,262
    Bayerische Motoren Werke AG................................  2,421  236,965
    BayWa AG...................................................    473   23,352
    Bechtle AG.................................................    510   25,051
    Bertrandt AG...............................................     60    6,909
    Bijou Brigitte AG..........................................     49    4,297
    Bilfinger SE...............................................  1,459  138,703
    Borussia Dortmund GmbH & Co. KGaA..........................    655    2,700
    Brenntag AG................................................    436   71,758
    CANCOM SE..................................................    323   10,773
    Carl Zeiss Meditec AG......................................    484   16,401
    CAT Oil AG.................................................  1,276   24,139
    Celesio AG.................................................  3,394   76,699
    CENTROTEC Sustainable AG...................................    278    5,329
    Cewe Color Holding AG......................................     23    1,070
    Comdirect Bank AG..........................................    602    5,867
   *Commerzbank AG.............................................  8,614   73,326
   #CompuGroup Medical AG......................................    101    2,468
    Continental AG.............................................    336   52,910
   #CropEnergies AG............................................    700    5,933
    CTS Eventim AG.............................................    140    6,298
   #Deutsche Bank AG........................................... 10,685  480,718
    Deutsche Boerse AG.........................................    935   66,240
    Deutsche Telekom AG........................................ 25,672  312,171
    Deutsche Wohnen AG.........................................  2,377   41,897
   *Dialog Semiconductor P.L.C.................................    252    4,164
    Draegerwerk AG & Co. KGaA..................................    215   23,748
    Drillisch AG...............................................  1,920   35,115
    Duerr AG...................................................    134    8,972
    E.ON SE.................................................... 19,836  336,797
    Eckert & Ziegler AG........................................    144    4,794
    ElringKlinger AG...........................................  1,047   38,733
    Euromicron AG..............................................    154    2,978
   *Evotec AG..................................................  4,707   15,892
    Fielmann AG................................................    192   20,021
    Fraport AG Frankfurt Airport Services Worldwide............    925   59,883
    Freenet AG.................................................  3,538   84,388
    Fresenius Medical Care AG & Co. KGaA.......................  3,768  237,927
    Fuchs Petrolub AG..........................................    247   16,230
    GEA Group AG...............................................  2,934  121,256
    Gerresheimer AG............................................  1,260   73,385
   #Gesco AG...................................................     44    4,228
    GFK SE.....................................................    320   15,784
    Gildemeister AG............................................  1,715   39,864
    Grammer AG.................................................    258    8,608
    GSW Immobilien AG..........................................    771   31,269
   *H&R AG.....................................................    304    3,523
    Hamburger Hafen und Logistik AG............................  1,013   24,252
    Hannover Rueckversicherung SE..............................  1,192   88,533
    HeidelbergCement AG........................................  2,760  212,632
  #*Heidelberger Druckmaschinen AG............................. 12,760   31,465
    Henkel AG & Co. KGaA.......................................    450   37,292

                                     1042

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
GERMANY -- (Continued)
    Hochtief AG................................................  1,028 $ 78,298
    Hornbach Baumarkt AG.......................................    417   14,136
    Hugo Boss AG...............................................    159   18,461
    Indus Holding AG...........................................    721   24,072
    Infineon Technologies AG................................... 20,106  178,419
    Jenoptik AG................................................  1,909   23,892
   #K+S AG.....................................................  3,211   79,314
    Kabel Deutschland Holding AG...............................    438   49,313
   *Kloeckner & Co. SE.........................................  3,589   44,868
    Kontron AG.................................................  1,056    4,961
    Krones AG..................................................    470   39,672
    Lanxess AG.................................................    661   41,375
    Leoni AG...................................................  1,083   53,937
    Linde AG...................................................  1,518  292,416
    Metro AG...................................................  2,111   72,841
   #MLP AG.....................................................  1,362    8,327
    MTU Aero Engines Holding AG................................    394   35,794
    Muenchener Rueckversicherungs AG...........................  2,096  416,209
    MVV Energie AG.............................................    175    5,147
  #*Nordex SE..................................................  2,243   18,760
    Norma Group SE.............................................    800   33,965
   *Patrizia Immobilien AG.....................................    985   10,778
    Pfeiffer Vacuum Technology AG..............................    449   48,935
    PNE Wind AG................................................  2,501    9,125
    Puma SE....................................................    124   34,621
   *QIAGEN NV (N72482107)......................................    526   10,993
   *QIAGEN NV (5732825)........................................  2,145   44,070
    QSC AG.....................................................  4,310   17,525
   #R Stahl AG.................................................    104    5,036
    RWE AG.....................................................  6,137  184,842
   *SAF-Holland SA.............................................  1,876   21,701
    Salzgitter AG..............................................    652   24,271
    SAP AG.....................................................  1,095   80,232
    SAP AG Sponsored ADR.......................................    555   40,454
   #SGL Carbon SE..............................................    579   18,903
    Sixt AG....................................................    330    8,185
   *Sky Deutschland AG.........................................  4,942   38,690
   #SMA Solar Technology AG....................................    616   21,022
    Software AG................................................  1,336   40,619
  #*Solarworld AG..............................................  2,893    1,885
    Stada Arzneimittel AG......................................    774   36,293
   *Stroeer Media AG...........................................  1,459   19,380
   #Suedzucker AG..............................................    725   23,683
  #*Suss Microtec AG...........................................  1,897   18,171
    Symrise AG.................................................    904   39,041
    Takkt AG...................................................    989   16,781
   *ThyssenKrupp AG............................................  3,078   66,869
   *Tom Tailor Holding AG......................................    934   20,346
   *TUI AG.....................................................  6,293   79,389
    United Internet AG.........................................  1,839   60,068
    Vossloh AG.................................................    252   20,995
    VTG AG.....................................................    652   12,226
   #Wacker Chemie AG...........................................    390   38,045

                                     1043

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    Wacker Neuson SE........................................     368 $    4,912
    Wincor Nixdorf AG.......................................     513     32,541
                                                                     ----------
TOTAL GERMANY...............................................          7,389,413
                                                                     ----------
HONG KONG -- (3.0%)
    AAC Technologies Holdings, Inc..........................   7,500     34,898
    AIA Group, Ltd..........................................  84,400    399,494
    ASM Pacific Technology, Ltd.............................   2,500     27,149
    Bank of East Asia, Ltd..................................  22,200     83,219
    BOC Hong Kong Holdings, Ltd.............................  24,500     76,863
   *Brightoil Petroleum Holdings, Ltd.......................  59,000     10,263
    Cafe de Coral Holdings, Ltd.............................   2,000      6,497
    Cathay Pacific Airways, Ltd.............................  19,000     35,177
    Cheung Kong Holdings, Ltd...............................  15,000    210,351
    Cheung Kong Infrastructure Holdings, Ltd................   6,000     41,425
    Chevalier International Holdings, Ltd...................   4,000      7,216
    Chong Hing Bank, Ltd....................................   3,000      8,871
    Chow Sang Sang Holdings International, Ltd..............  14,000     32,455
   #Chow Tai Fook Jewellery Group, Ltd......................  20,600     26,333
    CITIC Telecom International Holdings, Ltd...............  22,000      6,720
    CK Life Sciences International Holdings, Inc............  64,000      5,194
    CLP Holdings, Ltd.......................................   6,000     49,740
    CSI Properties, Ltd..................................... 390,000     15,823
    Dah Sing Banking Group, Ltd.............................   9,200     10,680
    Dah Sing Financial Holdings, Ltd........................   4,000     16,571
    Dorsett Hospitality International, Ltd..................  46,000     11,082
    Emperor Watch & Jewellery, Ltd.......................... 130,000      9,880
    Esprit Holdings, Ltd....................................  53,600     87,396
    Far East Consortium International, Ltd..................  34,000     11,453
    First Pacific Co., Ltd..................................  54,000     61,026
   *Foxconn International Holdings, Ltd.....................  85,000     45,594
   *G-Resources Group, Ltd.................................. 594,000     21,038
   #Giordano International, Ltd.............................  36,000     35,635
    Guotai Junan International Holdings, Ltd................  57,000     21,144
    Hang Lung Group, Ltd....................................  15,000     77,316
    Hang Lung Properties, Ltd...............................  31,000    100,550
    Hang Seng Bank, Ltd.....................................   2,300     35,150
    HKR International, Ltd..................................  18,400      9,152
    Hong Kong & China Gas Co., Ltd..........................  13,200     33,784
   #Hong Kong Aircraft Engineering Co., Ltd.................     400      5,568
   #Hong Kong Exchanges and Clearing, Ltd...................   5,100     79,176
    Hongkong & Shanghai Hotels (The)........................   6,000      9,037
   *Hongkong Chinese, Ltd...................................  30,000      6,205
    Hopewell Holdings, Ltd..................................  18,000     57,036
    Hutchison Telecommunications Hong Kong Holdings, Ltd....  80,000     45,594
    Hutchison Whampoa, Ltd..................................  19,000    214,425
    Hysan Development Co., Ltd..............................  12,000     50,763
    IT, Ltd.................................................  12,000      3,216
    Johnson Electric Holdings, Ltd..........................  47,500     28,225
    K Wah International Holdings, Ltd.......................  29,000     13,225
    Kerry Properties, Ltd...................................  20,000     82,346
    Kowloon Development Co., Ltd............................  11,000     13,248
    L'Occitane International SA.............................   3,750      8,400

                                     1044

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
HONG KONG -- (Continued)
   *Lai Sun Development....................................... 195,000 $  5,700
   #Li & Fung, Ltd............................................  40,000   52,656
    Lifestyle International Holdings, Ltd.....................  14,500   34,491
   #Luk Fook Holdings International, Ltd......................  11,000   30,876
    Magnificent Estates....................................... 102,000    4,734
    Man Wah Holdings, Ltd.....................................  19,600   21,966
    Melco International Development, Ltd......................  22,000   44,636
   #Midland Holdings, Ltd.....................................  16,000    6,454
    Miramar Hotel & Investment................................   4,000    5,132
  #*Mongolian Mining Corp.....................................  36,000    7,470
    MTR Corp., Ltd............................................   9,500   35,322
    New World Development Co., Ltd............................  83,000  120,849
    Newocean Energy Holdings, Ltd.............................  20,000   10,744
    NWS Holdings, Ltd.........................................  38,000   57,778
    Orient Overseas International, Ltd........................   4,000   22,216
    Pacific Basin Shipping, Ltd...............................  79,000   42,650
    Pacific Textile Holdings, Ltd.............................   8,000    9,559
    PCCW, Ltd.................................................  97,000   43,895
    Pico Far East Holdings, Ltd...............................  32,000   11,139
    Power Assets Holdings, Ltd................................   7,000   62,843
    Prada SpA.................................................   2,700   25,176
    Regal Hotels International Holdings, Ltd..................  12,000    5,988
    SA SA International Holdings, Ltd.........................  32,000   31,870
    Samsonite International SA................................   5,700   15,600
    SEA Holdings, Ltd.........................................   8,000    4,683
    Shangri-La Asia, Ltd......................................  48,000   75,455
    Shun Tak Holdings, Ltd....................................  46,000   19,736
    Singamas Container Holdings, Ltd..........................  68,000   14,620
    Sino Land Co., Ltd........................................  48,000   67,716
    SmarTone Telecommunications Holdings, Ltd.................   2,500    3,982
    SOCAM Development, Ltd....................................  12,000   13,764
    Sun Hung Kai & Co., Ltd...................................   9,000    4,929
    Sun Hung Kai Properties, Ltd..............................  17,000  227,057
   *Superb Summit International Group, Ltd.................... 170,000    7,887
    Swire Properties, Ltd.....................................   5,400   15,859
    Techtronic Industries Co..................................  23,500   57,341
    Television Broadcasts, Ltd................................   6,700   45,326
    Texwinca Holdings, Ltd....................................  28,000   27,347
    Transport International Holdings, Ltd.....................   4,000    8,640
   #Trinity, Ltd..............................................  32,000   10,309
   *United Laboratories International Holdings, Ltd. (The)....  10,000    3,851
    Value Partners Group, Ltd.................................  27,000   14,950
    Varitronix International, Ltd.............................   6,000    3,709
    Vitasoy International Holdings, Ltd.......................   6,000    7,347
    VTech Holdings, Ltd.......................................     700   10,733
    Wharf Holdings, Ltd.......................................  17,000  146,067
    Wheelock & Co., Ltd.......................................  23,000  119,462
    Wing Hang Bank, Ltd.......................................   4,000   37,061
    Xinyi Glass Holdings, Ltd.................................  44,000   40,302

                                     1045

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd.......................  24,000 $   65,866
                                                                     ----------
TOTAL HONG KONG.............................................          4,045,346
                                                                     ----------
IRELAND -- (0.5%)
   *Bank of Ireland......................................... 687,337    154,872
   #CRH P.L.C. Sponsored ADR................................  10,427    220,114
    Dragon Oil P.L.C........................................   3,847     36,146
   *Elan Corp. P.L.C. Sponsored ADR.........................   1,403     21,606
    FBD Holdings P.L.C......................................     389      8,311
    Glanbia P.L.C...........................................   2,349     30,721
    Grafton Group P.L.C.....................................   4,512     36,816
    Kerry Group P.L.C. Class A..............................     714     43,869
    Kingspan Group P.L.C....................................   3,502     49,159
    Smurfit Kappa Group P.L.C...............................   4,910     99,299
                                                                     ----------
TOTAL IRELAND...............................................            700,913
                                                                     ----------
ISRAEL -- (0.4%)
    Azrieli Group...........................................     961     29,921
    Bank Hapoalim BM........................................  16,383     78,343
   *Bank Leumi Le-Israel BM.................................  18,794     63,055
    Bezeq The Israeli Telecommunication Corp., Ltd..........   5,764      9,311
   *Ceragon Networks, Ltd...................................     170        583
    Clal Industries, Ltd....................................   6,007     25,246
    Clal Insurance Enterprises Holdings, Ltd................     937     17,550
    Delek Group, Ltd........................................      43     12,075
   *Evogene, Ltd............................................     682      3,998
   *EZchip Semiconductor, Ltd...............................     197      6,235
    First International Bank Of Israel, Ltd.................     589      9,300
    Formula Systems 1985, Ltd...............................     217      5,060
    Frutarom Industries, Ltd................................     938     15,958
    Harel Insurance Investments & Financial Services, Ltd...     302     16,773
    Israel Chemicals, Ltd...................................   1,274     10,159
   *Israel Discount Bank, Ltd. Class A......................  23,359     39,753
    Matrix IT, Ltd..........................................   1,225      6,227
    Melisron, Ltd...........................................     178      4,425
   *Mellanox Technologies, Ltd..............................     122      5,502
   *Menorah Mivtachim Holdings, Ltd.........................     132      1,502
    Migdal Insurance & Financial Holding, Ltd...............  16,725     27,359
   *Mizrahi Tefahot Bank, Ltd...............................   3,134     33,420
   *Naphtha Israel Petroleum Corp., Ltd.....................     779      4,397
    NICE Systems, Ltd. Sponsored ADR........................   1,644     63,639
   *Nitsba Holdings 1995, Ltd...............................   2,195     28,052
   *Oil Refineries, Ltd.....................................  18,872      8,098
   *Ormat Industries........................................   4,679     28,082
    Osem Investments, Ltd...................................   1,244     27,737
   *Paz Oil Co., Ltd........................................      95     15,438
    Shikun & Binui, Ltd.....................................   4,701     11,173
    Shufersal, Ltd..........................................   1,106      4,342
    Strauss Group, Ltd......................................     221      3,812

                                     1046

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
ISRAEL -- (Continued)
   *Tower Semiconductor, Ltd..................................     392 $  1,734
                                                                       --------
TOTAL ISRAEL..................................................          618,259
                                                                       --------
ITALY -- (2.1%)
    A2A SpA...................................................  57,561   50,101
    ACEA SpA..................................................     912    8,430
    Ansaldo STS SpA...........................................     517    4,851
  #*Arnoldo Mondadori Editore SpA.............................   3,717    4,923
    Assicurazioni Generali SpA................................   6,968  137,840
   #Astaldi SpA...............................................   2,260   16,227
    Atlantia SpA..............................................   2,072   39,446
   *Autogrill SpA.............................................   2,150   32,840
    Azimut Holding SpA........................................     999   22,446
  #*Banca Carige SpA..........................................  15,904    8,912
    Banca Generali SpA........................................   1,522   38,245
  #*Banca Monte dei Paschi di Siena SpA....................... 114,184   31,293
   *Banca Piccolo Credito Valtellinese Scarl..................   3,267    3,975
  #*Banca Popolare dell'Emilia Romagna S.c.r.l................   8,733   52,305
  #*Banca Popolare di Milano Scarl............................  82,712   40,608
    Banca Popolare di Sondrio Scarl...........................   7,030   36,885
   *Banco Popolare............................................  31,188   39,809
    Buzzi Unicem SpA..........................................   3,064   45,271
   *CIR-Compagnie Industriali Riunite SpA.....................  11,847   15,531
    Credito Emiliano SpA......................................   3,017   16,588
    Danieli & C Officine Meccaniche SpA.......................     176    4,600
    De'Longhi SpA.............................................     377    6,022
    DiaSorin SpA..............................................     699   29,453
    Ei Towers SpA.............................................     425   15,866
    Enel Green Power SpA......................................  11,852   26,382
    Enel SpA..................................................  12,934   43,280
    Engineering SpA...........................................      60    2,375
    Eni SpA...................................................   9,157  202,252
    Eni SpA Sponsored ADR.....................................   3,509  154,922
    ERG SpA...................................................   2,876   27,994
   *Fiat SpA..................................................  15,837  126,274
   *Gemina SpA................................................   5,234   10,914
   #Geox SpA..................................................   1,759    4,585
    Hera SpA..................................................   6,897   13,918
    Indesit Co. SpA...........................................     810    5,998
    Interpump Group SpA.......................................   2,420   23,990
    Intesa Sanpaolo SpA....................................... 141,596  270,101
    Iren SpA..................................................  33,491   37,635
   #Italcementi SpA...........................................   3,851   28,604
    Luxottica Group SpA Sponsored ADR.........................     763   40,057
    MARR SpA..................................................     532    6,956
   *Mediaset SpA..............................................  15,421   67,366
    Mediobanca SpA............................................  14,456   89,057
    Mediolanum SpA............................................   1,023    7,796
    Parmalat SpA..............................................  10,626   34,735
    Piaggio & C SpA...........................................   8,440   23,585
   #Pirelli & C. SpA..........................................   3,057   40,144
    Prysmian SpA..............................................   3,088   62,782
    Recordati SpA.............................................     658    7,789

                                     1047

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
    Reply SpA...............................................     219 $    9,873
   *Safilo Group SpA........................................   1,749     35,997
    Saipem SpA..............................................     356      7,589
    Salvatore Ferragamo Italia SpA..........................     247      8,466
  #*Saras SpA...............................................     671        823
    Snam SpA................................................   4,844     22,893
    Societa Cattolica di Assicurazioni S.c.r.l..............   2,138     48,092
    Societa Iniziative Autostradali e Servizi SpA...........   1,848     16,181
   *Sorin SpA...............................................   8,039     21,902
    Telecom Italia SpA...................................... 109,366     75,026
    Tenaris SA ADR..........................................     440     19,558
    Terna Rete Elettrica Nazionale SpA......................  13,791     61,599
   #Tod's SpA...............................................     216     35,189
   #Trevi Finanziaria Industriale SpA.......................     744      6,218
    UniCredit SpA...........................................  41,985    229,335
    Unione di Banche Italiane SCPA..........................  25,323    107,945
    Unipol Gruppo Finanziario SpA...........................  13,540     52,062
    Vittoria Assicurazioni SpA..............................     823      7,603
                                                                     ----------
TOTAL ITALY.................................................          2,828,309
                                                                     ----------
JAPAN -- (19.9%)
    77 Bank, Ltd. (The).....................................  10,000     48,307
    A.S. One Corp...........................................     100      2,335
    ABC-Mart, Inc...........................................     700     31,568
    Accordia Golf Co., Ltd..................................      31     33,802
    Achilles Corp...........................................   4,000      5,057
    ADEKA Corp..............................................     500      5,043
    Advantest Corp..........................................   1,900     24,749
   #Aeon Co., Ltd...........................................   8,900    122,322
    Aeon Delight Co., Ltd...................................     300      5,476
    Ai Holdings Corp........................................     800      6,842
    Aica Kogyo Co., Ltd.....................................     500      9,652
    Aichi Bank, Ltd. (The)..................................     400     18,188
    Aichi Steel Corp........................................   4,000     19,105
    Aida Engineering, Ltd...................................     800      6,301
    Ain Pharmaciez, Inc.....................................   1,000     43,478
    Aiphone Co., Ltd........................................     300      4,798
    Air Water, Inc..........................................   4,000     58,603
    Aisan Industry Co., Ltd.................................   1,800     18,071
    Aisin Seiki Co., Ltd....................................     800     31,692
    Ajinomoto Co., Inc......................................   9,000    125,542
    Akita Bank, Ltd. (The)..................................   9,000     24,213
    Alfresa Holdings Corp...................................     400     19,844
    Alpen Co., Ltd..........................................     300      5,790
    Alpine Electronics, Inc.................................     600      5,889
    Alps Electric Co., Ltd..................................   7,300     54,701
    Amada Co., Ltd..........................................  11,000     78,919
    Amano Corp..............................................     200      2,141
    ANA Holdings, Inc.......................................   6,000     12,355
    Anritsu Corp............................................   2,000     25,094
    AOKI Holdings, Inc......................................     400     12,734
    Aomori Bank, Ltd. (The).................................  12,000     31,330
    Aoyama Trading Co., Ltd.................................   1,800     44,909

                                     1048

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
   *Aozora Bank, Ltd........................................... 21,000 $ 64,873
    Arata Corp.................................................  1,000    3,603
    Arcland Sakamoto Co., Ltd..................................  1,600   24,879
    Arcs Co., Ltd..............................................  1,800   33,160
   #Arnest One Corp............................................  1,000   18,906
    Asahi Diamond Industrial Co., Ltd..........................  3,200   33,024
    Asahi Glass Co., Ltd....................................... 11,000   71,144
    Asahi Holdings, Inc........................................    300    5,319
    Asahi Kasei Corp........................................... 17,000  107,512
    Asatsu-DK, Inc.............................................  1,400   36,700
    Autobacs Seven Co., Ltd....................................  2,100   30,798
    Avex Group Holdings, Inc...................................    900   30,858
    Awa Bank, Ltd. (The).......................................  4,000   20,920
    Azbil Corp.................................................  1,700   36,482
    Bando Chemical Industries, Ltd.............................  2,000    7,113
    Bank of Iwate, Ltd. (The)..................................    800   35,204
    Bank of Kyoto, Ltd. (The)..................................  9,000   71,868
    Bank of Nagoya, Ltd. (The).................................  6,000   20,848
    Bank of Okinawa, Ltd. (The)................................    700   28,658
    Bank of Saga, Ltd. (The)...................................  4,000    8,078
    Bank of the Ryukyus, Ltd...................................  2,400   30,913
    Bank of Yokohama, Ltd. (The)............................... 27,000  147,979
    Benesse Holdings, Inc......................................    300   10,346
    Bic Camera, Inc............................................     61   30,952
    BML, Inc...................................................    200    5,203
    Brother Industries, Ltd....................................  3,200   35,530
    Bunka Shutter Co., Ltd.....................................  4,000   22,763
    C Uyemura & Co., Ltd.......................................    300   13,800
    Calbee, Inc................................................    100    9,624
    Calsonic Kansei Corp.......................................  8,000   41,951
    Canon Electronics, Inc.....................................    500    9,434
   #Canon Marketing Japan, Inc.................................  1,900   24,284
    Canon, Inc.................................................  2,500   77,110
   #Casio Computer Co., Ltd....................................  6,500   57,929
    Cawachi, Ltd...............................................  1,300   26,036
    Central Glass Co., Ltd..................................... 10,000   31,485
    Central Japan Railway Co...................................    500   61,251
    Century Tokyo Leasing Corp.................................  1,300   35,700
    Chiba Bank, Ltd. (The)..................................... 15,000  103,777
   *Chiba Kogyo Bank, Ltd. (The)...............................  1,000    7,337
    Chiyoda Co., Ltd...........................................  1,200   30,922
    Chiyoda Corp...............................................  2,000   23,729
    Chiyoda Integre Co., Ltd...................................    500    7,092
    Chori Co., Ltd.............................................    500    5,086
    Chubu Electric Power Co., Inc..............................  1,400   19,411
    Chubu Shiryo Co., Ltd......................................    800    4,302
    Chuetsu Pulp & Paper Co., Ltd..............................  2,000    2,876
    Chugai Pharmaceutical Co., Ltd.............................    400    7,931
   #Chugai Ro Co., Ltd.........................................  2,000    4,958
    Chugoku Bank, Ltd. (The)...................................  5,000   64,922
    Chugoku Electric Power Co., Inc. (The).....................  2,400   35,250
    Chugoku Marine Paints, Ltd.................................  3,000   15,604
    Chukyo Bank, Ltd. (The)....................................  5,000    9,025

                                     1049

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Citizen Holdings Co., Ltd..................................  8,800 $ 50,243
    CKD Corp...................................................  1,000    7,624
    CMK Corp...................................................  1,500    4,935
    Coca-Cola Central Japan Co., Ltd...........................  1,174   15,684
    Coca-Cola West Co., Ltd....................................    800   15,540
    Cocokara fine, Inc.........................................    200    6,220
    COMSYS Holdings Corp.......................................  3,700   46,983
    Cosel Co., Ltd.............................................    400    4,610
   *Cosmo Oil Co., Ltd......................................... 27,000   50,097
    Cosmos Pharmaceutical Corp.................................    100   10,617
    Dai Nippon Printing Co., Ltd............................... 12,000  106,787
    Dai-ichi Life Insurance Co., Ltd. (The)....................     90  122,508
    Daibiru Corp...............................................  1,000   10,488
    Daicel Corp................................................  7,000   60,250
    Daido Metal Co., Ltd.......................................  1,000    6,525
    Daido Steel Co., Ltd.......................................  9,000   52,113
   *Daiei, Inc. (The)..........................................  2,700    8,919
    Daifuku Co., Ltd...........................................  4,000   36,528
    Daihen Corp................................................  2,000    7,882
    Daiichikosho Co., Ltd......................................  1,300   36,340
    Daikin Industries, Ltd.....................................    800   33,237
    Daikyo, Inc................................................  5,000   15,018
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.....  3,000   12,686
    Dainippon Sumitomo Pharma Co., Ltd.........................    400    5,305
    Daio Paper Corp............................................  2,000   12,024
    Daiseki Co., Ltd...........................................    400    7,007
    Daishi Bank, Ltd. (The)....................................  5,000   16,917
    Daiso Co., Ltd.............................................  2,000    5,731
    Daito Trust Construction Co., Ltd..........................    300   27,412
    Daiwa House Industry Co., Ltd..............................  3,000   55,097
    Daiwa Securities Group, Inc................................  5,000   42,416
    Daiwabo Holdings Co., Ltd.................................. 18,000   29,018
    DCM Holdings Co., Ltd......................................  3,900   27,913
   #Dena Co., Ltd..............................................  1,400   26,565
    Denki Kagaku Kogyo KK...................................... 14,000   51,587
    Denso Corp.................................................  3,300  149,793
    Dentsu, Inc................................................  2,300   73,238
    Denyo Co., Ltd.............................................    500    7,099
    Descente, Ltd..............................................  1,000    7,446
    DIC Corp................................................... 24,000   62,551
   #Disco Corp.................................................    500   29,551
    Don Quijote Co., Ltd.......................................    500   26,152
    Doshisha Co., Ltd..........................................    400    5,626
    Doutor Nichires Holdings Co., Ltd..........................    400    6,180
    Dowa Holdings Co., Ltd.....................................  3,000   27,395
   #Dr Ci:Labo Co., Ltd........................................      2    5,335
    DTS Corp...................................................    400    5,609
   #Dunlop Sports Co., Ltd.....................................    400    4,673
    Duskin Co., Ltd............................................  1,600   29,810
    Eagle Industry Co., Ltd....................................  1,000   13,620
    East Japan Railway Co......................................  1,200   96,543
    Ebara Corp................................................. 13,000   71,341
   #EDION Corp.................................................  1,200    6,850

                                     1050

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Ehime Bank, Ltd. (The).....................................  2,000 $  4,813
    Eighteenth Bank, Ltd. (The)................................  2,000    4,566
   #Eiken Chemical Co., Ltd....................................    400    6,665
    Eizo Corp..................................................  1,500   33,638
    Electric Power Development Co., Ltd........................    500   16,538
   #EPS Corp...................................................      4    4,710
    Exedy Corp.................................................  1,000   26,900
    Ezaki Glico Co., Ltd.......................................  4,000   41,362
    Fancl Corp.................................................    500    6,198
    FANUC Corp.................................................    300   45,424
    Fast Retailing Co., Ltd....................................    100   34,153
   #FCC Co., Ltd...............................................  1,400   32,587
    FIDEA Holdings Co., Ltd....................................  1,300    2,726
   #Foster Electric Co., Ltd...................................    500    8,588
    FP Corp....................................................    300   21,125
    Fuji Co. Ltd/Ehime.........................................    400    7,214
    Fuji Electric Co., Ltd..................................... 17,000   63,512
    Fuji Heavy Industries, Ltd.................................  1,000   24,622
   #Fuji Kyuko Co., Ltd........................................  1,000   10,687
    Fuji Media Holdings, Inc...................................     17   30,720
    Fuji Oil Co. Ltd/Osaka.....................................  2,100   35,160
    Fuji Seal International, Inc...............................  1,100   31,891
    Fuji Soft, Inc.............................................  1,100   20,695
   #Fujibo Holdings, Inc.......................................  9,000   19,096
    FUJIFILM Holdings Corp.....................................  4,600  100,788
    Fujikura, Ltd..............................................  6,000   21,876
    Fujitec Co., Ltd...........................................  4,000   37,956
    Fujitsu General, Ltd.......................................  1,000   11,454
    Fujitsu, Ltd............................................... 32,000  122,502
    Fukui Bank, Ltd. (The).....................................  4,000    8,888
    Fukuoka Financial Group, Inc............................... 19,000   85,595
    Fukushima Bank, Ltd. (The).................................  8,000    6,112
   #Fukuyama Transporting Co., Ltd.............................  6,000   36,534
    Furukawa Electric Co., Ltd................................. 11,000   26,555
    Furukawa-Sky Aluminum Corp.................................  7,000   18,603
    Fuso Pharmaceutical Industries, Ltd........................  1,000    3,128
   *Futaba Industrial Co., Ltd.................................  9,000   39,112
    G-Tekt Corp................................................    800   20,425
   #Geo Holdings Corp..........................................     10    9,199
    Glory, Ltd.................................................  1,600   37,501
    Godo Steel, Ltd............................................ 16,000   26,702
    Goldcrest Co., Ltd.........................................  1,000   24,070
  #*Gree, Inc..................................................  3,400   27,551
    GS Yuasa Corp.............................................. 12,000   52,855
  #*GungHo Online Entertainment, Inc...........................     20   16,283
    Gunma Bank, Ltd. (The)..................................... 12,000   67,840
    Gunze, Ltd.................................................  5,000   12,390
    H2O Retailing Corp.........................................  5,000   44,000
    Hachijuni Bank, Ltd. (The)................................. 12,000   70,403
    Hakuhodo DY Holdings, Inc..................................    360   24,776
    Hamakyorex Co., Ltd........................................    200    6,581
    Hamamatsu Photonics KK.....................................  1,200   41,663
    Hankyu Hanshin Holdings, Inc............................... 14,000   80,088

                                     1051

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Hanwa Co., Ltd.............................................  5,000 $ 20,591
    Harashin Narus Holdings Co., Ltd...........................    300    4,932
   *Haseko Corp................................................  5,000    6,208
    Hazama Ando Corp........................................... 10,400   22,556
    Heiwa Real Estate Co., Ltd.................................  1,400   22,393
    Heiwado Co., Ltd...........................................    400    6,539
    HI-LEX Corp................................................  1,300   26,254
    Hibiya Engineering, Ltd....................................  1,300   13,925
    Higashi-Nippon Bank, Ltd. (The)............................ 12,000   25,582
    Higo Bank, Ltd. (The)......................................  7,000   41,078
    Hikari Tsushin, Inc........................................    100    6,144
    Hioki EE Corp..............................................    300    4,224
    Hiroshima Bank, Ltd. (The)................................. 18,000   74,820
    Hisamitsu Pharmaceutical Co., Inc..........................    100    5,505
    Hitachi Koki Co., Ltd......................................  1,600   11,784
    Hitachi Kokusai Electric, Inc..............................  1,000    9,975
    Hitachi Zosen Corp......................................... 30,500   46,605
    Hogy Medical Co., Ltd......................................    600   34,218
  #*Hokkaido Electric Power Co., Inc...........................  2,300   30,024
    Hokkoku Bank, Ltd. (The)................................... 13,000   43,997
    Hokuetsu Bank, Ltd. (The).................................. 10,000   19,660
    Hokuetsu Kishu Paper Co., Ltd..............................  7,000   30,103
    Hokuhoku Financial Group, Inc.............................. 25,000   47,121
    Hokuriku Electric Power Co.................................  2,300   33,169
   #Hokuto Corp................................................    900   16,067
   #Honeys Co., Ltd............................................    950   10,475
    Horiba, Ltd................................................    500   18,235
    Hoshizaki Electric Co., Ltd................................    200    6,953
    Hosiden Corp...............................................  4,400   24,264
    Hosokawa Micron Corp.......................................  1,000    6,938
    House Foods Corp...........................................    800   12,853
    Hoya Corp..................................................  1,700   36,638
    Hyakugo Bank, Ltd. (The)...................................  9,000   35,680
    Hyakujushi Bank, Ltd. (The)................................  6,000   18,522
    Ibiden Co., Ltd............................................  3,000   44,710
   #Ichigo Group Holdings Co., Ltd.............................     33   23,081
    Idec Corp..................................................  2,000   18,021
    Idemitsu Kosan Co., Ltd....................................    300   24,984
    Ihara Chemical Industry Co., Ltd...........................  3,000   18,443
    IHI Corp...................................................  1,000    4,207
    Inaba Denki Sangyo Co., Ltd................................  1,100   30,238
    Inabata & Co., Ltd.........................................    800    6,545
    Inpex Corp.................................................     10   43,723
    Internet Initiative Japan, Inc.............................    200    6,865
    Iriso Electronics Co., Ltd.................................    200    5,654
   #Iseki & Co., Ltd...........................................  7,000   24,078
    Isetan Mitsukoshi Holdings, Ltd............................  4,500   62,060
    IT Holdings Corp...........................................  1,600   18,608
    Ito En, Ltd................................................    300    7,029
    ITOCHU Corp................................................ 12,900  153,208
    Itochu Enex Co., Ltd.......................................  1,000    5,049
    Itochu Techno-Solutions Corp...............................  1,000   39,624
    Itoham Foods, Inc..........................................  1,000    4,286

                                     1052

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
   #Iwai Cosmo Holdings, Inc...................................  1,900 $ 25,660
    Iwatani Corp...............................................  9,000   33,010
    Iyo Bank, Ltd. (The).......................................  8,000   76,310
    Izumi Co., Ltd.............................................    600   18,098
    Izumiya Co., Ltd...........................................  4,000   18,005
    J Front Retailing Co., Ltd.................................  7,000   55,621
    J-Oil Mills, Inc...........................................  1,000    3,031
    Japan Airport Terminal Co., Ltd............................    500    9,350
    Japan Aviation Electronics Industry, Ltd...................  1,000    9,286
    Japan Digital Laboratory Co., Ltd..........................    500    4,782
    Japan Exchange Group, Inc..................................    300   28,206
    Japan Pulp & Paper Co., Ltd................................  2,000    6,265
    Japan Steel Works, Ltd. (The)..............................  8,000   44,873
    Japan Wool Textile Co., Ltd. (The).........................  3,000   21,757
    JFE Holdings, Inc..........................................  3,600   81,200
    JGC Corp...................................................  1,000   35,248
    Joshin Denki Co., Ltd......................................  2,000   16,533
    Joyo Bank, Ltd. (The)......................................  6,000   32,275
    JSP Corp...................................................    400    6,550
    JSR Corp...................................................  2,200   39,714
    JTEKT Corp.................................................  4,800   60,181
    Juroku Bank, Ltd. (The)....................................  5,000   18,348
   #JVC Kenwood Corp...........................................  5,000   11,464
    JX Holdings, Inc........................................... 20,100  106,689
    K's Holdings Corp..........................................  1,500   51,069
   #Kadokawa Group Holdings, Inc...............................  1,100   40,696
    Kaga Electronics Co., Ltd..................................  1,200    9,585
    Kagome Co., Ltd............................................  1,400   23,790
    Kagoshima Bank, Ltd. (The).................................  5,000   32,670
    Kajima Corp................................................ 23,000   80,826
    Kamei Corp.................................................  1,000    7,352
    Kamigumi Co., Ltd.......................................... 11,000   91,176
    Kanamoto Co., Ltd..........................................  1,000   21,071
    Kandenko Co., Ltd..........................................  6,000   30,166
    Kaneka Corp................................................ 15,000  101,435
   *Kanematsu Corp............................................. 12,000   13,078
    Kanematsu Electronics, Ltd.................................    500    6,328
   *Kansai Electric Power Co., Inc. (The)......................  3,100   37,898
    Kansai Paint Co., Ltd......................................  3,000   38,868
    Kansai Urban Banking Corp.................................. 12,000   13,208
    Kanto Natural Gas Development, Ltd.........................  1,000    8,448
    Kao Corp...................................................  1,500   48,033
    Kasumi Co., Ltd............................................    800    5,062
    Katakura Industries Co., Ltd...............................    600    7,064
    Kato Sangyo Co., Ltd.......................................    300    6,305
    Kato Works Co., Ltd........................................  2,000    8,497
    Kawasaki Heavy Industries, Ltd............................. 19,000   69,402
    Kawasaki Kisen Kaisha, Ltd................................. 44,000   89,957
    KDDI Corp..................................................  1,200   66,395
    Keihan Electric Railway Co., Ltd........................... 14,000   56,993
    Keihin Corp................................................  2,100   31,830
    Keikyu Corp................................................  4,000   33,374
    Keio Corp..................................................  3,000   21,108

                                     1053

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Keisei Electric Railway Co., Ltd...........................  1,000 $  9,622
    Keiyo Bank, Ltd. (The).....................................  7,000   36,730
   *Kenedix, Inc...............................................  5,600   25,636
    Kewpie Corp................................................  2,300   35,410
    KEY Coffee, Inc............................................  1,600   25,058
    Keyence Corp...............................................    100   32,606
    Kikkoman Corp..............................................  2,000   34,410
    Kinden Corp................................................  1,000    9,717
   #Kintetsu Corp..............................................  8,000   34,348
    Kintetsu World Express, Inc................................    200    7,560
    Kinugawa Rubber Industrial Co., Ltd........................  1,000    5,335
    Kita-Nippon Bank, Ltd. (The)...............................    200    4,627
    Kitagawa Iron Works Co., Ltd...............................  3,000    4,677
    Kitz Corp..................................................  4,900   23,418
    Kiyo Holdings, Inc.........................................  9,000   12,474
    Koa Corp...................................................  2,600   25,666
    Koatsu Gas Kogyo Co., Ltd..................................  1,000    5,395
    Kobayashi Pharmaceutical Co., Ltd..........................    700   36,485
   *Kobe Steel, Ltd............................................ 51,000   80,480
    Kohnan Shoji Co., Ltd......................................  1,000   11,371
    Koito Manufacturing Co., Ltd...............................  2,000   38,565
    Kokuyo Co., Ltd............................................  3,700   27,131
    Komatsu, Ltd...............................................  3,300   73,469
    Komeri Co., Ltd............................................    800   19,694
   #Konami Corp................................................  1,500   33,194
    Konica Minolta, Inc........................................  9,500   77,731
    Konishi Co., Ltd...........................................  1,500   30,141
    Kose Corp..................................................  1,100   31,137
    Kubota Corp................................................  1,000   14,557
    Kubota Corp. Sponsored ADR.................................    196   14,290
    Kumiai Chemical Industry Co., Ltd..........................  3,000   17,868
    Kura Corp..................................................    400    6,819
    Kurabo Industries, Ltd..................................... 14,000   22,695
    Kuraray Co., Ltd...........................................  5,000   68,193
    Kureha Corp................................................  7,000   23,402
   #Kurimoto, Ltd..............................................  2,000    5,297
   #Kurita Water Industries, Ltd...............................  3,000   61,176
   #Kuroda Electric Co., Ltd...................................  2,000   27,857
    KYB Co., Ltd...............................................  7,000   36,360
    Kyocera Corp...............................................  1,100  111,472
    Kyodo Printing Co., Ltd....................................  8,000   22,186
    Kyoei Steel, Ltd...........................................    700   11,808
    Kyokuto Kaihatsu Kogyo Co., Ltd............................  2,300   23,798
    Kyokuto Securities Co., Ltd................................    700   11,920
    KYORIN Holdings, Inc.......................................  1,300   28,348
    Kyoritsu Maintenance Co., Ltd..............................    800   30,752
    Kyosan Electric Manufacturing Co., Ltd.....................  2,000    6,857
    Kyowa Exeo Corp............................................  1,900   20,946
    Kyowa Hakko Kirin Co., Ltd.................................  5,000   49,834
   *Kyushu Electric Power Co., Inc.............................  2,500   34,773
    Lasertec Corp..............................................    600    6,639
    Life Corp..................................................    400    4,986
    Lintec Corp................................................  1,700   32,054

                                     1054

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    LIXIL Group Corp...........................................  4,100 $ 96,143
    Macnica, Inc...............................................    300    7,512
    Maeda Corp.................................................  2,000   10,470
    Maeda Road Construction Co., Ltd...........................  3,000   49,191
    Makino Milling Machine Co., Ltd............................  2,000   11,641
    Makita Corp................................................    500   26,010
    Mandom Corp................................................  1,000   35,489
    Marubeni Corp.............................................. 15,000  104,140
    Marudai Food Co., Ltd......................................  6,000   19,042
    Maruha Nichiro Holdings, Inc............................... 15,000   30,437
    Marui Group Co., Ltd.......................................  4,300   41,817
   #Marusan Securities Co., Ltd................................  1,900   13,518
   #Maruwa Co. Ltd/Aichi.......................................    200    6,615
    Matsuda Sangyo Co., Ltd....................................    400    5,237
   *Matsui Securities Co., Ltd.................................    700    6,427
    Matsumotokiyoshi Holdings Co., Ltd.........................  1,100   33,158
    Matsuya Foods Co., Ltd.....................................    300    4,644
    Max Co., Ltd...............................................  1,000   11,655
   *Mazda Motor Corp...........................................  8,000   33,332
   #McDonald's Holdings Co. Japan, Ltd.........................    200    5,551
    Medipal Holdings Corp......................................  3,100   38,452
    Megachips Corp.............................................  1,600   24,963
    Megmilk Snow Brand Co., Ltd................................  1,800   25,991
    Meidensha Corp.............................................  3,000    9,650
    MEIJI Holdings Co., Ltd....................................    800   37,528
    Meitec Corp................................................  1,000   27,024
   #Melco Holdings, Inc........................................    300    4,116
    Message Co., Ltd...........................................     10   24,518
    Michinoku Bank, Ltd. (The).................................  3,000    5,718
    Milbon Co., Ltd............................................    200    6,705
    Minato Bank, Ltd. (The)....................................  3,000    5,079
    Minebea Co., Ltd...........................................  7,000   27,436
    Ministop Co., Ltd..........................................    300    4,914
    Miraca Holdings, Inc.......................................    700   33,757
    Mirait Holdings Corp.......................................  3,300   30,556
    MISUMI Group, Inc..........................................  1,100   29,901
    Mitani Corp................................................  1,300   22,404
    Mitsuba Corp...............................................  1,000   16,365
    Mitsubishi Corp............................................ 14,700  267,818
    Mitsubishi Electric Corp...................................  4,000   38,789
    Mitsubishi Estate Co., Ltd.................................  2,000   50,698
    Mitsubishi Gas Chemical Co., Inc...........................  7,000   51,745
    Mitsubishi Heavy Industries, Ltd........................... 11,000   59,063
    Mitsubishi Logistics Corp..................................  3,000   43,704
    Mitsubishi Materials Corp.................................. 19,000   66,835
   *Mitsubishi Paper Mills, Ltd................................  3,000    2,784
    Mitsubishi Pencil Co., Ltd.................................    300    6,365
    Mitsubishi Steel Manufacturing Co., Ltd....................  3,000    7,586
    Mitsubishi UFJ Financial Group, Inc........................ 99,200  615,338
    Mitsuboshi Belting Co., Ltd................................  1,000    4,671
    Mitsui & Co., Ltd.......................................... 17,700  237,085
    Mitsui Chemicals, Inc...................................... 33,000   76,236
    Mitsui Fudosan Co., Ltd....................................  1,000   30,142

                                     1055

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Mitsui High-Tec, Inc......................................     700 $  4,230
   #Mitsui Matsushima Co., Ltd................................   4,000    5,664
    Mitsui Mining & Smelting Co., Ltd.........................  20,000   44,800
   *Mitsui OSK Lines, Ltd.....................................  20,000   76,906
    Mitsui Sugar Co., Ltd.....................................   2,000    6,489
    Mitsui-Soko Co., Ltd......................................   2,000    9,204
   *Mitsumi Electric Co., Ltd.................................   4,600   33,164
    Mitsuuroko Holdings Co., Ltd..............................     800    3,901
    Miura Co., Ltd............................................     500   13,605
    Miyazaki Bank, Ltd. (The).................................   6,000   17,191
    Mizuho Financial Group, Inc............................... 199,499  414,922
    Mizuno Corp...............................................   6,000   37,266
    Mori Seiki Co., Ltd.......................................   3,000   38,850
    Morinaga & Co., Ltd.......................................   3,000    6,214
    Morinaga Milk Industry Co., Ltd...........................  11,000   31,875
    Morita Holdings Corp......................................   2,000   17,041
    MOS Food Services, Inc....................................     300    5,741
    Moshi Moshi Hotline, Inc..................................     900   11,208
    MS&AD Insurance Group Holdings............................   4,800  124,230
    Murata Manufacturing Co., Ltd.............................     400   27,472
    Musashi Seimitsu Industry Co., Ltd........................     300    7,551
    Musashino Bank, Ltd. (The)................................   1,000   35,519
    Nabtesco Corp.............................................     300    6,281
    Nachi-Fujikoshi Corp......................................   2,000    8,765
    Nafco Co., Ltd............................................     300    5,688
    Nagano Bank, Ltd. (The)...................................   3,000    5,292
    Nagase & Co., Ltd.........................................   2,700   35,054
   #Nagoya Railroad Co., Ltd..................................   7,000   19,559
    Nakamuraya Co., Ltd.......................................   2,000    8,042
    Namco Bandai Holdings, Inc................................   3,500   56,623
    Namura Shipbuilding Co., Ltd..............................   2,600   21,040
    Nankai Electric Railway Co., Ltd..........................   6,000   22,529
    Nanto Bank, Ltd. (The)....................................   4,000   15,253
    NEC Corp..................................................  63,000  142,381
    NEC Fielding, Ltd.........................................   2,000   23,636
    NEC Networks & System Integration Corp....................   1,500   32,762
    NET One Systems Co., Ltd..................................   2,100   16,335
    Neturen Co., Ltd..........................................   2,500   18,509
    NGK Spark Plug Co., Ltd...................................   3,000   59,515
    NHK Spring Co., Ltd.......................................   5,000   57,985
   #Nichias Corp..............................................   2,000   13,073
    Nichicon Corp.............................................   3,100   31,007
    Nichiden Corp.............................................     200    4,531
    Nichiha Corp..............................................     500    7,397
    Nichii Gakkan Co..........................................     600    5,343
    Nichirei Corp.............................................  10,000   48,110
    Nidec Corp................................................     600   49,276
    Nidec Corp. ADR...........................................     388    7,869
    Nifco, Inc................................................   1,500   40,808
    Nihon Dempa Kogyo Co., Ltd................................     500    4,490
    Nihon Kohden Corp.........................................     900   37,815
    Nihon M&A Center, Inc.....................................     200   13,282
    Nihon Nohyaku Co., Ltd....................................   2,000   19,843

                                     1056

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nihon Parkerizing Co., Ltd.................................  1,000 $ 19,840
   #Nikkiso Co., Ltd...........................................  1,000   12,531
    Nikon Corp.................................................  2,000   41,748
    Nintendo Co., Ltd..........................................    100   12,741
    Nippo Corp.................................................  1,000   17,022
    Nippon Beet Sugar Manufacturing Co., Ltd...................  3,000    5,355
   #Nippon Carbon Co., Ltd.....................................  3,000    5,409
   *Nippon Chemi-Con Corp......................................  3,000   13,283
    Nippon Coke & Engineering Co., Ltd......................... 19,000   21,296
    Nippon Denko Co., Ltd......................................  9,000   26,559
    Nippon Densetsu Kogyo Co., Ltd.............................  1,000    9,650
    Nippon Electric Glass Co., Ltd............................. 11,000   59,087
    Nippon Express Co., Ltd.................................... 15,000   70,790
    Nippon Flour Mills Co., Ltd................................  4,000   20,801
    Nippon Gas Co., Ltd........................................  1,000   11,478
    Nippon Koei Co., Ltd.......................................  2,000    7,261
    Nippon Konpo Unyu Soko Co., Ltd............................  2,100   33,542
    Nippon Light Metal Holdings Co., Ltd....................... 20,600   27,474
    Nippon Meat Packers, Inc...................................  3,000   46,165
    Nippon Paint Co., Ltd......................................  5,000   63,629
   #Nippon Paper Industries Co., Ltd...........................  4,800   69,856
    Nippon Road Co., Ltd. (The)................................  5,000   26,960
    Nippon Seiki Co., Ltd......................................  2,000   29,520
    Nippon Sharyo, Ltd.........................................  5,000   27,700
  #*Nippon Sheet Glass Co., Ltd................................ 23,000   24,108
    Nippon Shinyaku Co., Ltd...................................  1,000   17,023
    Nippon Shokubai Co., Ltd...................................  7,000   72,337
    Nippon Signal Co., Ltd.....................................    900    6,467
    Nippon Soda Co., Ltd.......................................  6,000   34,277
    Nippon Steel & Sumitomo Metal Corp......................... 44,000  127,654
   *Nippon Suisan Kaisha, Ltd..................................  7,600   15,413
    Nippon Synthetic Chemical Industry Co., Ltd. (The).........  1,000   10,848
    Nippon Telegraph & Telephone Corp..........................    400   20,180
    Nippon Telegraph & Telephone Corp. ADR.....................  1,189   29,939
    Nippon Television Holdings, Inc............................    400    7,233
    Nippon Thompson Co., Ltd...................................  2,000    9,558
    Nippon Valqua Industries, Ltd..............................  2,000    5,080
    Nippon Yusen KK............................................ 37,000  102,441
   #Nipro Corp.................................................  2,500   23,972
    Nishi-Nippon City Bank, Ltd. (The)......................... 23,000   59,279
    Nishi-Nippon Railroad Co., Ltd.............................  9,000   34,241
    Nishikawa Rubber Co., Ltd..................................    400    7,652
   #Nishimatsu Construction Co., Ltd........................... 15,000   35,121
    Nishimatsuya Chain Co., Ltd................................  1,400   12,310
    Nissan Chemical Industries, Ltd............................  1,700   23,515
    Nissan Shatai Co., Ltd.....................................  1,000   12,817
    Nisshin Oillio Group, Ltd. (The)...........................  6,000   21,429
    Nisshin Seifun Group, Inc..................................  4,500   52,131
    Nisshinbo Holdings, Inc....................................  3,000   23,090
    Nissin Electric Co., Ltd...................................  1,000    6,016
    Nissin Foods Holdings Co., Ltd.............................  1,100   43,718
    Nissin Kogyo Co., Ltd......................................    300    5,622
    Nitta Corp.................................................    700   13,651

                                     1057

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nitto Kogyo Corp...........................................  1,300 $ 21,528
    Nitto Kohki Co., Ltd.......................................  1,300   24,100
   #Nittoku Engineering Co., Ltd...............................    500    4,794
    NKSJ Holdings, Inc.........................................  5,900  148,009
    Noevir Holdings Co., Ltd...................................    800   13,042
    NOF Corp...................................................  6,000   36,187
    Nohmi Bosai, Ltd...........................................  1,000    8,285
    NOK Corp...................................................  2,300   36,586
    Nomura Holdings, Inc....................................... 24,200  183,854
    Nomura Real Estate Holdings, Inc...........................  1,600   37,213
    Nomura Research Institute, Ltd.............................  1,000   32,728
    Noritake Co., Ltd/Nagoya................................... 10,000   25,903
    Noritz Corp................................................  1,200   20,252
    NS Solutions Corp..........................................    200    3,730
    NSD Co., Ltd...............................................  1,000   11,004
    NSK, Ltd...................................................  7,000   65,444
  #*NTN Corp................................................... 12,000   39,280
    NTT Data Corp..............................................     11   39,419
    NTT DOCOMO, Inc............................................    102  155,354
    Obayashi Corp..............................................  8,000   42,702
    OBIC Business Consultants, Ltd.............................    100    6,355
    Obic Co., Ltd..............................................     50   14,024
    Odakyu Electric Railway Co., Ltd...........................  4,000   37,971
    Ogaki Kyoritsu Bank, Ltd. (The)............................ 10,000   29,253
    Ohsho Food Service Corp....................................    900   31,216
   #Oiles Corp.................................................    300    6,041
    Oita Bank, Ltd. (The)......................................  3,000    8,930
   #Oji Holdings Corp.......................................... 21,000   89,465
    Okabe Co., Ltd.............................................    700    7,517
    Okamura Corp...............................................  1,000    6,802
    Okinawa Cellular Telephone Co..............................    600   15,595
    Okinawa Electric Power Co., Inc. (The).....................    200    7,575
    OKUMA Corp.................................................  3,000   22,127
    Okumura Corp...............................................  9,000   34,862
   *Olympus Corp...............................................    300    9,169
    Omron Corp.................................................  1,400   43,294
   #Onward Holdings Co., Ltd...................................  5,000   45,181
    Organo Corp................................................  1,000    5,202
    Osaka Gas Co., Ltd.........................................  6,000   25,396
    Osaka Steel Co., Ltd.......................................    300    5,240
   #OSAKA Titanium Technologies Co.............................    300    5,834
    Osaki Electric Co., Ltd....................................  1,000    5,382
    OSG Corp...................................................  2,100   32,183
    Otsuka Corp................................................    100   11,290
    Oyo Corp...................................................  1,700   24,967
    Pacific Industrial Co., Ltd................................    900    6,787
    Pacific Metals Co., Ltd....................................  3,000   13,362
    Pack Corp. (The)...........................................    300    5,040
    Pal Co., Ltd...............................................    200    5,581
    Paltac Corp................................................  2,000   27,402
    PanaHome Corp..............................................  3,000   18,542
   *Panasonic Corp............................................. 12,000  106,456
    Parco Co., Ltd.............................................    500    4,948

                                     1058

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Paris Miki Holdings, Inc...................................    500 $  2,454
   #Park24 Co., Ltd............................................  1,700   31,296
    Penta-Ocean Construction Co., Ltd.......................... 13,000   31,525
  #*Pioneer Corp............................................... 15,300   29,117
    Plenus Co., Ltd............................................    500    8,582
    Pola Orbis Holdings, Inc...................................  1,000   35,001
    Press Kogyo Co., Ltd.......................................  2,000    8,456
    Prima Meat Packers, Ltd....................................  3,000    5,811
    Raito Kogyo Co., Ltd.......................................  1,100    8,104
   #Rakuten, Inc...............................................  2,800   37,751
    Rengo Co., Ltd.............................................  5,000   25,333
    Resona Holdings, Inc....................................... 15,800   78,396
    Resorttrust, Inc...........................................  1,300   39,467
    Rhythm Watch Co., Ltd......................................  3,000    4,343
    Ricoh Co., Ltd............................................. 12,000  134,714
    Ricoh Leasing Co., Ltd.....................................    900   24,756
    Riken Corp.................................................  3,000   12,649
   #Riken Vitamin Co., Ltd.....................................    500   12,398
    Rinnai Corp................................................    100    7,322
    Rock Field Co., Ltd........................................    300    5,686
    Rohm Co., Ltd..............................................  1,500   57,827
    Rohto Pharmaceutical Co., Ltd..............................  2,000   27,603
    Round One Corp.............................................  1,000    5,946
    Royal Holdings Co., Ltd....................................  1,900   29,089
    Ryobi, Ltd.................................................  8,000   25,640
    Ryoden Trading Co., Ltd....................................  1,000    7,031
    Ryohin Keikaku Co., Ltd....................................    100    8,761
    Ryosan Co., Ltd............................................  1,800   30,341
    Saibu Gas Co., Ltd.........................................  7,000   16,421
    Sakai Chemical Industry Co., Ltd...........................  2,000    6,321
    Sakata INX Corp............................................  2,000   18,583
    Sakata Seed Corp...........................................    400    5,505
    San-A Co., Ltd.............................................    300   14,542
    San-In Godo Bank, Ltd. (The)...............................  4,000   30,208
    Sanden Corp................................................  2,000    7,094
    Sangetsu Co., Ltd..........................................  1,300   32,318
    Sanken Electric Co., Ltd...................................  2,000    8,415
    Sanki Engineering Co., Ltd.................................  5,000   28,192
    Sankyu, Inc................................................ 10,000   34,881
    Sanshin Electronics Co., Ltd...............................    700    4,274
    Sanwa Holdings Corp........................................  7,000   38,517
    Sanyo Chemical Industries, Ltd.............................  1,000    6,374
    Sanyo Denki Co., Ltd.......................................  1,000    7,435
    Sanyo Electric Railway Co., Ltd............................  3,000   12,558
    Sanyo Shokai, Ltd..........................................  2,000    4,919
    Sanyo Special Steel Co., Ltd...............................  2,000    9,510
    Sawada Holdings Co., Ltd...................................  2,100   21,943
   #Sawai Pharmaceutical Co., Ltd..............................    300   36,328
    SBI Holdings, Inc..........................................  7,800   81,615
    SCSK Corp..................................................    300    6,113
    Secom Co., Ltd.............................................  1,400   77,056
    Seika Corp.................................................  2,000    4,813
    Seiko Epson Corp...........................................  6,300   78,696

                                     1059

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Seino Holdings Co., Ltd....................................  9,000 $ 80,719
    Seiren Co., Ltd............................................    800    5,455
    Sekisui Chemical Co., Ltd..................................  3,000   30,074
   #Sekisui House, Ltd.........................................  8,000  103,221
    Sekisui Jushi Corp.........................................  1,000   13,217
   #Senko Co., Ltd.............................................  3,000   15,659
    Senshu Ikeda Holdings, Inc.................................  5,300   26,744
    Senshukai Co., Ltd.........................................    800    6,789
    Seria Co., Ltd.............................................    300    9,587
    Seven & I Holdings Co., Ltd................................  3,900  146,918
  #*Sharp Corp.................................................  8,000   32,881
    Shibusawa Warehouse Co., Ltd. (The)........................  2,000    8,739
    Shiga Bank, Ltd. (The).....................................  9,000   51,289
    Shikoku Bank, Ltd. (The)...................................  9,000   20,522
    Shikoku Chemicals Corp.....................................  1,000    7,634
   *Shikoku Electric Power Co., Inc............................    600   10,730
    Shima Seiki Manufacturing, Ltd.............................    400    7,973
    Shimachu Co., Ltd..........................................  1,100   27,046
   #Shimadzu Corp..............................................  3,000   23,627
    Shimamura Co., Ltd.........................................    200   22,930
    Shimano, Inc...............................................    100    9,015
    Shimizu Bank, Ltd. (The)...................................    300    8,043
    Shimizu Corp............................................... 19,000   79,021
    Shin-Etsu Chemical Co., Ltd................................    800   49,840
    Shin-Etsu Polymer Co., Ltd.................................  1,500    4,790
    Shindengen Electric Manufacturing Co., Ltd.................  2,000    8,186
    Shinko Electric Industries Co., Ltd........................  3,500   33,640
    Shinko Plantech Co., Ltd...................................  1,900   14,859
    Shinko Shoji Co., Ltd......................................    600    4,848
    Shinmaywa Industries, Ltd..................................  7,000   57,593
    Shinsei Bank, Ltd.......................................... 21,000   46,573
    Shionogi & Co., Ltd........................................  1,800   36,514
    Ship Healthcare Holdings, Inc..............................    800   29,528
    Shiseido Co., Ltd..........................................  2,200   33,801
    Shizuoka Bank, Ltd. (The)..................................  9,000   97,328
    Shizuoka Gas Co., Ltd......................................  1,000    7,038
    Showa Corp.................................................  1,200   16,113
   #Showa Denko KK............................................. 47,000   63,203
    Showa Sangyo Co., Ltd......................................  4,000   12,122
    Showa Shell Sekiyu KK......................................  7,300   67,239
    Sinanen Co., Ltd...........................................  3,000   11,051
    Sinfonia Technology Co., Ltd...............................  3,000    4,740
    Sintokogio, Ltd............................................  1,500   11,777
    SKY Perfect JSAT Holdings, Inc.............................     71   37,234
    SMK Corp...................................................  1,000    3,247
   #Sodick Co., Ltd............................................  1,300    6,279
    Softbank Corp..............................................  1,300   82,519
    Sohgo Security Services Co., Ltd...........................  2,300   41,015
    Sojitz Corp................................................ 35,800   60,869
    Sotetsu Holdings, Inc......................................  5,000   18,143
    Square Enix Holdings Co., Ltd..............................  2,800   38,464
    St Marc Holdings Co., Ltd..................................    300   14,014
    Stanley Electric Co., Ltd..................................  3,400   65,807

                                     1060

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Star Micronics Co., Ltd....................................    600 $  6,074
   #Start Today Co., Ltd.......................................    500   10,327
    Starzen Co., Ltd...........................................  1,000    2,622
    Stella Chemifa Corp........................................    300    4,560
    Sugi Holdings Co., Ltd.....................................    300   11,648
    Sumco Corp.................................................    900    7,936
    Sumitomo Bakelite Co., Ltd.................................  4,000   15,031
   #Sumitomo Chemical Co., Ltd................................. 27,000   88,755
    Sumitomo Corp.............................................. 10,200  136,316
    Sumitomo Densetsu Co., Ltd.................................  1,900   25,839
    Sumitomo Electric Industries, Ltd.......................... 11,900  160,591
    Sumitomo Forestry Co., Ltd.................................  3,300   34,924
    Sumitomo Heavy Industries, Ltd............................. 15,000   69,601
    Sumitomo Metal Mining Co., Ltd............................. 13,000  169,447
    Sumitomo Mitsui Financial Group, Inc.......................  9,200  420,313
    Sumitomo Mitsui Trust Holdings, Inc........................ 20,000   91,981
    Sumitomo Osaka Cement Co., Ltd.............................  8,000   25,927
    Sumitomo Real Estate Sales Co., Ltd........................    110    5,943
    Sumitomo Realty & Development Co., Ltd.....................  1,000   41,781
    Sumitomo Rubber Industries, Ltd............................  3,000   49,921
    Sumitomo Warehouse Co., Ltd. (The).........................  6,000   34,279
    Suruga Bank, Ltd...........................................  2,000   35,494
    Suzuken Co. Ltd/Aichi......................................  1,900   59,385
   #Suzuki Motor Corp..........................................  3,400   81,294
   *SWCC Showa Holdings Co., Ltd...............................  7,000    5,495
    Sysmex Corp................................................    500   32,245
    T Hasegawa Co., Ltd........................................    200    2,752
    T RAD Co., Ltd............................................. 11,000   39,328
    T&D Holdings, Inc.......................................... 11,500  145,249
    Tachi-S Co., Ltd...........................................    300    4,305
    Tadano, Ltd................................................  1,000   14,595
    Taihei Dengyo Kaisha, Ltd..................................  1,000    7,101
    Taihei Kogyo Co., Ltd......................................  4,000   14,022
    Taiheiyo Cement Corp.......................................  6,000   20,166
    Taikisha, Ltd..............................................  1,100   26,549
    Taisei Corp................................................ 21,000   81,743
    Taisei Lamick Co., Ltd.....................................    200    4,970
    Taiyo Holdings Co., Ltd....................................    200    6,249
    Taiyo Nippon Sanso Corp....................................  8,000   56,375
    Taiyo Yuden Co., Ltd.......................................  1,200   16,029
    Takara Leben Co., Ltd......................................  8,400   29,367
    Takara Standard Co., Ltd...................................  3,000   21,974
    Takasago International Corp................................  3,000   15,270
    Takasago Thermal Engineering Co., Ltd......................  3,900   33,614
    Takashimaya Co., Ltd.......................................  2,000   19,655
    Takata Corp................................................  2,700   56,390
    Takeda Pharmaceutical Co., Ltd.............................  5,300  236,349
    Takuma Co., Ltd............................................  1,000    7,636
    Tamron Co., Ltd............................................    200    4,005
   #Tatsuta Electric Wire and Cable Co., Ltd...................  2,100   16,289
    TDK Corp...................................................  3,200  115,227
    Teijin, Ltd................................................ 33,000   71,554
    Teikoku Sen-I Co., Ltd.....................................  1,000    8,110

                                     1061

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
  #*Tekken Corp................................................  4,000 $  4,566
    Terumo Corp................................................    200   10,113
    THK Co., Ltd...............................................  2,800   58,304
    TKC Corp...................................................    300    5,098
   *Toa Corp...................................................  6,000    8,072
    Toagosei Co., Ltd..........................................  9,000   38,533
    Tobu Railway Co., Ltd......................................  7,000   36,107
    TOC Co., Ltd...............................................  2,400   16,907
    Tocalo Co., Ltd............................................    900   11,882
    Tochigi Bank, Ltd. (The)...................................  5,000   18,851
    Toda Corp.................................................. 16,000   45,494
    Toei Co., Ltd..............................................  1,000    6,201
    Toho Bank, Ltd. (The)...................................... 11,000   32,399
    Toho Co., Ltd..............................................  1,600   33,341
    Toho Gas Co., Ltd..........................................  6,000   29,980
    Toho Holdings Co., Ltd.....................................  1,300   22,503
   #Toho Titanium Co., Ltd.....................................  3,200   24,090
    Toho Zinc Co., Ltd.........................................  3,000    8,704
   *Tohoku Electric Power Co., Inc.............................  2,800   32,678
    Tokai Carbon Co., Ltd...................................... 12,000   34,482
    Tokai Corp/Gifu............................................    400   11,015
    TOKAI Holdings Corp........................................  1,200    4,079
    Tokai Rika Co., Ltd........................................  1,600   34,459
    Tokai Rubber Industries, Ltd...............................  1,800   15,555
    Tokai Tokyo Financial Holdings, Inc........................  5,600   41,528
    Token Corp.................................................    510   26,825
    Tokio Marine Holdings, Inc.................................  3,500  111,709
    Tokushu Tokai Paper Co., Ltd...............................  1,000    2,020
    Tokuyama Corp.............................................. 11,000   39,277
    Tokyo Broadcasting System Holdings, Inc....................  1,900   25,123
    Tokyo Dome Corp............................................  2,000   12,410
   *Tokyo Electric Power Co., Inc..............................  6,100   37,220
    Tokyo Electron, Ltd........................................  1,800   81,885
    Tokyo Gas Co., Ltd.........................................  7,000   38,478
   *Tokyo Rope Manufacturing Co., Ltd..........................  5,000    6,826
    Tokyo Seimitsu Co., Ltd....................................    800   15,636
   #Tokyo Steel Manufacturing Co., Ltd.........................  1,600    8,042
    Tokyo Tatemono Co., Ltd....................................  5,000   41,415
    Tokyo Tomin Bank, Ltd. (The)...............................    600    6,187
   *Tokyu Construction Co., Ltd................................  2,740    6,533
    Tokyu Corp.................................................  6,000   38,970
    Tokyu Land Corp............................................  2,000   19,038
   #Tokyu Livable, Inc.........................................    400    8,037
    Tomoku Co., Ltd............................................  2,000    5,888
    TOMONY Holdings, Inc.......................................  8,200   29,233
    Tomy Co., Ltd..............................................  4,900   23,540
    TonenGeneral Sekiyu KK.....................................  1,000    9,671
    Toppan Forms Co., Ltd......................................  2,800   24,148
    Toppan Printing Co., Ltd................................... 11,000   74,651
    Topre Corp.................................................    600    6,151
    Topy Industries, Ltd.......................................  6,000   12,409
    Toray Industries, Inc...................................... 13,000   82,760
    Toshiba Corp............................................... 12,000   51,908

                                     1062

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ -------
JAPAN -- (Continued)
    Toshiba Machine Co., Ltd...................................  6,000 $27,701
    Toshiba Plant Systems & Services Corp......................  1,000  16,250
    Toshiba TEC Corp...........................................  2,000  11,519
    Tosoh Corp................................................. 12,000  42,487
    Totetsu Kogyo Co., Ltd.....................................  1,700  31,096
    TOTO, Ltd..................................................  4,000  40,779
   #Touei Housing Corp.........................................    500   9,319
    Towa Bank, Ltd. (The)...................................... 10,000   9,282
    Towa Pharmaceutical Co., Ltd...............................    700  29,561
    Toyo Corp..................................................    500   5,910
    Toyo Engineering Corp......................................  4,000  18,462
    Toyo Ink SC Holdings Co., Ltd..............................  1,000   5,043
    Toyo Kanetsu KK............................................  8,000  20,198
    Toyo Seikan Group Holdings, Ltd............................  4,800  79,315
    Toyo Suisan Kaisha, Ltd....................................  1,000  31,264
   #Toyo Tanso Co., Ltd........................................    300   4,894
    Toyo Tire & Rubber Co., Ltd................................  8,000  46,029
    Toyobo Co., Ltd............................................ 31,000  48,296
    Toyoda Gosei Co., Ltd......................................    900  22,093
   #Toyota Boshoku Corp........................................  1,300  18,803
    Toyota Tsusho Corp.........................................  2,800  74,251
    TPR Co., Ltd...............................................  1,700  28,379
    Trancom Co., Ltd...........................................    300   8,794
    Transcosmos, Inc...........................................    500   8,073
    Trend Micro, Inc...........................................  1,000  33,209
    Trusco Nakayama Corp.......................................    300   6,076
    TS Tech Co., Ltd...........................................  1,200  39,345
    TSI Holdings Co., Ltd......................................  3,000  21,553
    Tsubakimoto Chain Co.......................................  4,000  24,709
    Tsugami Corp...............................................  6,000  29,106
    Tsukishima Kikai Co., Ltd..................................  1,000  10,678
    Tsukuba Bank, Ltd. (The)...................................  6,800  22,588
    Tsumura & Co...............................................  1,900  54,121
    Tsuruha Holdings, Inc......................................    100   9,196
    Ube Industries, Ltd........................................ 36,000  68,248
    UKC Holdings Corp..........................................    300   4,955
   *Ulvac, Inc.................................................  2,900  22,604
    Unicharm Corp..............................................    100   5,324
   #Unipres Corp...............................................  2,100  41,215
    United Arrows, Ltd.........................................    200   9,042
   *Unitika, Ltd...............................................  3,000   1,559
    UNY Group Holdings Co., Ltd................................  3,800  24,399
    Ushio, Inc.................................................  2,600  31,900
    USS Co., Ltd...............................................     50   5,974
    Valor Co., Ltd.............................................  1,200  19,909
    Vital KSK Holdings, Inc....................................    500   3,604
    Wacoal Holdings Corp.......................................  4,000  40,556
    Wacom Co., Ltd.............................................    400   3,223
    Wakita & Co., Ltd..........................................  1,000  10,779
    Warabeya Nichiyo Co., Ltd..................................  1,700  26,348
    West Japan Railway Co......................................    400  16,890
    Xebio Co., Ltd.............................................    300   6,290
    Yachiyo Bank, Ltd. (The)...................................    700  19,948

                                     1063

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
    Yahoo Japan Corp........................................     15 $     7,972
   #Yakult Honsha Co., Ltd..................................    800      37,269
    Yamada Denki Co., Ltd...................................  1,210      48,966
    Yamagata Bank, Ltd. (The)...............................  4,000      17,121
    Yamaguchi Financial Group, Inc..........................  8,000      76,149
    Yamaha Motor Co., Ltd...................................  3,500      46,883
    Yamanashi Chuo Bank, Ltd. (The).........................  4,000      15,988
    Yamato Holdings Co., Ltd................................  3,800      83,307
    Yamato Kogyo Co., Ltd...................................  1,500      48,609
    Yamazaki Baking Co., Ltd................................  4,000      47,177
    Yamazen Corp............................................    800       4,960
    Yaoko Co., Ltd..........................................    300      11,221
    Yaskawa Electric Corp...................................  1,000      11,916
    Yellow Hat, Ltd.........................................    800      15,169
    Yodogawa Steel Works, Ltd...............................  2,000       8,339
    Yokogawa Bridge Holdings Corp...........................  1,000      12,061
    Yokogawa Electric Corp..................................  2,700      34,922
    Yokohama Reito Co., Ltd.................................  1,400      10,951
    Yorozu Corp.............................................    800      13,847
    Yuasa Trading Co., Ltd..................................  3,000       5,319
    Zenrin Co., Ltd.........................................  2,300      25,063
    Zeon Corp...............................................  4,000      43,362
                                                                    -----------
TOTAL JAPAN.................................................         27,099,336
                                                                    -----------
NETHERLANDS -- (2.2%)
    Aalberts Industries NV..................................  3,077      77,536
    Accell Group............................................    304       5,597
    Aegon NV................................................ 34,076     262,568
    Akzo Nobel NV...........................................  3,299     201,126
    Amsterdam Commodities NV................................  1,321      27,591
   #APERAM..................................................  2,306      28,460
    Arcadis NV..............................................  2,270      58,904
    ASM International NV....................................  1,426      44,901
    BE Semiconductor Industries NV..........................  1,154      12,500
    Beter Bed Holding NV....................................    103       1,993
   #BinckBank NV............................................  2,499      22,144
   #Brunel International NV.................................    344      16,595
    CSM.....................................................  1,538      35,284
   *DE Master Blenders 1753 NV..............................  3,000      49,533
    Delta Lloyd NV..........................................  5,762     124,520
   #Fugro NV................................................  2,271     138,513
   #Gemalto NV..............................................    380      39,796
   *Grontmij................................................  1,448       6,562
   #Heijmans NV.............................................    592       6,298
    Hunter Douglas NV.......................................     40       1,648
   *ING Groep NV............................................ 40,757     416,004
   *ING Groep NV Sponsored ADR..............................    924       9,397
    Kendrion NV.............................................    532      14,716
    Koninklijke Ahold NV.................................... 15,587     256,793
    Koninklijke BAM Groep NV................................  9,637      55,058
    Koninklijke Boskalis Westminster NV.....................  1,996      75,119
   *Koninklijke KPN NV......................................  5,706      15,026
    Koninklijke Philips Electronics NV......................  7,973     253,462

                                     1064

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
NETHERLANDS -- (Continued)
    Koninklijke Ten Cate NV..................................  1,029 $   24,863
   #Koninklijke Vopak NV.....................................    270     15,553
    Koninklijke Wessanen NV..................................  1,773      6,586
    Nutreco NV...............................................  1,971     92,546
    Randstad Holding NV......................................  3,308    160,013
    Reed Elsevier NV.........................................  3,052     58,468
    Reed Elsevier NV Sponsored ADR...........................    469     17,925
   *Royal Imtech NV..........................................  1,069      2,602
   *SBM Offshore NV..........................................  6,042    116,923
    Sligro Food Group NV.....................................    317     11,458
    TKH Group NV.............................................  1,132     31,180
  #*TomTom NV................................................  5,912     34,523
    Unit4 NV.................................................    822     27,814
    USG People NV............................................  1,849     13,776
    Wolters Kluwer NV........................................  3,685     89,014
                                                                     ----------
TOTAL NETHERLANDS............................................         2,960,888
                                                                     ----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd..................................... 12,645     14,645
   #Auckland International Airport, Ltd...................... 17,764     44,638
   *Bathurst Resources New Zealand, Ltd......................  9,581      1,679
    Chorus, Ltd..............................................  4,878     10,520
   #Contact Energy, Ltd......................................  7,222     30,958
    Fisher & Paykel Healthcare Corp., Ltd.................... 12,138     33,714
    Fletcher Building, Ltd...................................  5,158     33,476
    Freightways, Ltd.........................................    544      1,764
    Infratil, Ltd............................................  5,152     10,225
    Kathmandu Holdings, Ltd..................................  8,507     18,190
   #Mainfreight, Ltd.........................................    742      6,371
    Nuplex Industries, Ltd...................................  2,075      5,166
    Port of Tauranga, Ltd....................................  1,180     13,470
    Ryman Healthcare, Ltd....................................  4,796     27,223
    Sky Network Television, Ltd.............................. 10,622     45,407
    Telecom Corp. of New Zealand, Ltd........................ 15,285     27,490
    Tower, Ltd...............................................  2,423      3,619
    TrustPower, Ltd..........................................    712      4,207
    Vector, Ltd..............................................  6,867     14,523
    Warehouse Group, Ltd. (The)..............................  1,063      3,328
                                                                     ----------
TOTAL NEW ZEALAND............................................           350,613
                                                                     ----------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA...........................  5,144      3,524
    Aker ASA Class A.........................................    249      7,933
    Aker Solutions ASA.......................................    571      8,605
   *Algeta ASA...............................................    801     32,743
    Atea ASA.................................................  1,140     11,983
    Austevoll Seafood ASA....................................  3,081     17,441
    Bakkafrost P/F...........................................    264      3,181
    Bonheur ASA..............................................     81      1,925
    BW Offshore, Ltd......................................... 21,859     28,770
   *BWG Homes ASA............................................  2,437      5,388
    Cermaq ASA...............................................  1,636     30,130

                                     1065

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (Continued)
    Copeinca ASA............................................     645 $    7,398
   *Det Norske Oljeselskap ASA..............................   1,499     21,943
    DNB ASA.................................................   8,433    140,287
  #*DNO International ASA...................................  10,543     22,798
    Ekornes ASA.............................................     328      5,164
    Eltek ASA...............................................   1,341      1,308
    Fred Olsen Energy ASA...................................     500     24,124
  #*Frontline, Ltd..........................................   1,584      4,108
    Gjensidige Forsikring ASA...............................   2,230     34,514
   *Golden Ocean Group Ltd..................................  10,261     11,028
   *Hoegh LNG Holdings Ltd..................................     401      3,042
   *Kongsberg Automotive Holding ASA........................  66,482     35,942
   #Kvaerner ASA............................................   1,973      3,371
    Leroey Seafood Group ASA................................   1,018     27,111
   #Marine Harvest ASA......................................  21,441     21,638
   #Norsk Hydro ASA.........................................  14,738     62,651
   *Norwegian Air Shuttle A.S...............................     232     10,328
   #Opera Software ASA......................................     908      7,378
    Orkla ASA...............................................   7,127     55,042
    Petroleum Geo-Services ASA..............................   1,166     15,670
    Prosafe SE..............................................     927      9,292
   *Salmar ASA..............................................     334      3,371
    Schibsted ASA...........................................     286     14,567
    Seadrill, Ltd...........................................     840     35,851
    SpareBank 1 SR Bank ASA.................................   5,024     42,495
    Statoil ASA.............................................   4,573     99,264
    Statoil ASA Sponsored ADR...............................   5,383    116,219
    Stolt-Nielsen, Ltd......................................     714     16,651
   *Storebrand ASA..........................................  11,966     68,796
   #Subsea 7 SA.............................................   3,949     75,103
    Telenor ASA.............................................   2,636     58,379
    TGS Nopec Geophysical Co. ASA...........................     846     27,134
    Tomra Systems ASA.......................................     607      5,545
    Veidekke ASA............................................   2,111     17,188
    Wilh Wilhelmsen ASA.....................................   1,498     12,102
    Wilh Wilhelmsen Holding ASA Class A.....................     223      6,460
   #Yara International ASA..................................   1,755     78,760
                                                                     ----------
TOTAL NORWAY................................................          1,353,645
                                                                     ----------
PORTUGAL -- (0.3%)
  #*Banco BPI SA............................................  10,198     13,318
  #*Banco Comercial Portugues SA............................ 346,028     43,168
   *Banco Espirito Santo SA.................................  26,587     25,888
    EDP - Energias de Portugal SA...........................  14,832     52,729
   *EDP Renovaveis SA.......................................   8,046     41,299
    Galp Energia SGPS SA....................................   2,451     39,150
    Jeronimo Martins SGPS SA................................   1,464     28,924
    Mota-Engil SGPS SA......................................   5,517     20,132
    Portucel SA.............................................   8,001     28,331
   #Portugal Telecom SGPS SA................................   8,905     33,976
    REN - Redes Energeticas Nacionais SGPS SA...............   4,225     12,491
    Semapa-Sociedade de Investimento e Gestao...............     708      6,268
    Sonae...................................................  40,341     41,823

                                     1066

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
PORTUGAL -- (Continued)
   #Sonaecom - SGPS SA........................................   2,761 $  6,564
   #Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA..................................................   1,580    9,242
                                                                       --------
TOTAL PORTUGAL................................................          403,303
                                                                       --------
SINGAPORE -- (1.5%)
    Ausgroup, Ltd.............................................  14,000    3,907
    Biosensors International Group, Ltd.......................  30,000   24,539
    Boustead Singapore, Ltd...................................   9,000    9,911
    Bukit Sembawang Estates, Ltd..............................   5,000   24,309
    CapitaLand, Ltd...........................................  40,000  101,472
    Chip Eng Seng Corp., Ltd..................................  14,000    7,586
    City Developments, Ltd....................................   7,000   58,498
    Cityspring Infrastructure Trust...........................  25,000    9,626
    ComfortDelGro Corp., Ltd..................................  31,000   48,795
    Cosco Corp. Singapore, Ltd................................  28,000   16,502
    CSE Global, Ltd...........................................  14,000    9,073
    CWT, Ltd..................................................   5,000    5,639
    DBS Group Holdings, Ltd...................................  14,160  185,820
    Ezion Holdings, Ltd.......................................  16,000   27,889
   *Ezra Holdings, Ltd........................................  35,000   23,776
    First Resources, Ltd......................................  17,000   22,447
    Fragrance Group, Ltd......................................  64,000   12,077
    GMG Global, Ltd........................................... 163,000   13,325
    Golden Agri-Resources, Ltd................................  56,000   23,104
    Goodpack, Ltd.............................................  12,000   14,349
    Great Eastern Holdings, Ltd...............................   1,000   13,608
    GuocoLand, Ltd............................................   5,000    8,248
    GuocoLeisure, Ltd.........................................  17,000   10,488
    Ho Bee Investment, Ltd....................................  11,000   18,935
    Hongkong Land Holdings, Ltd...............................   2,000   13,510
    Hotel Properties, Ltd.....................................   9,000   22,147
    Hyflux, Ltd...............................................  16,000   16,429
    Indofood Agri Resources, Ltd..............................  18,000   12,536
    Jardine Cycle & Carriage, Ltd.............................   1,000   31,672
    Keppel Corp., Ltd.........................................   5,000   40,699
    Keppel Land, Ltd..........................................  19,000   55,045
    M1, Ltd...................................................   6,000   15,241
    Midas Holdings, Ltd.......................................  42,000   15,825
   *Neptune Orient Lines, Ltd.................................  32,000   27,012
    Noble Group, Ltd..........................................  76,000   53,397
    Olam International, Ltd...................................  54,000   72,027
    OSIM International, Ltd...................................   4,000    6,451
    Oversea-Chinese Banking Corp., Ltd........................  13,000  107,928
   #Overseas Union Enterprise, Ltd............................  14,000   31,155
   *Raffles Education Corp., Ltd..............................  19,000    4,406
    SATS, Ltd.................................................   8,000   20,872
    SembCorp Industries, Ltd..................................   8,000   31,938
    SembCorp Marine, Ltd......................................   3,000   10,726
    Sinarmas Land, Ltd........................................  30,000   15,658
    Singapore Airlines, Ltd...................................  10,000   79,504
    Singapore Exchange, Ltd...................................   5,000   29,978
    Singapore Post, Ltd.......................................  20,000   20,680
   #Singapore Press Holdings, Ltd.............................   9,000   31,066

                                     1067

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    Singapore Telecommunications, Ltd.......................  22,000 $   67,935
   *Sino Grandness Food Industry Group Ltd..................  23,000     26,387
    SMRT Corp., Ltd.........................................   4,000      4,452
    Stamford Land Corp., Ltd................................  11,000      4,843
    StarHub, Ltd............................................   2,000      6,923
    Swiber Holdings, Ltd....................................  45,000     26,132
    Tat Hong Holdings, Ltd..................................   5,000      4,579
    Tuan Sing Holdings, Ltd.................................  21,000      5,693
    United Engineers, Ltd...................................  17,000     31,438
    United Envirotech, Ltd..................................  35,000     25,874
    United Industrial Corp., Ltd............................   3,000      7,143
    United Overseas Bank, Ltd...............................  11,000    185,561
    UOB-Kay Hian Holdings, Ltd..............................   4,000      5,302
    Vard Holdings, Ltd......................................  23,000     14,900
    Venture Corp., Ltd......................................   8,000     46,079
    Wilmar International, Ltd...............................  22,000     54,455
    Wing Tai Holdings, Ltd..................................  21,000     35,105
    Yongnam Holdings, Ltd...................................  26,000      6,751
                                                                     ----------
TOTAL SINGAPORE.............................................          2,019,377
                                                                     ----------
SPAIN -- (2.6%)
   #Abengoa SA Class B......................................  11,504     27,462
    Abertis Infraestructuras SA.............................   3,059     56,802
    Acciona SA..............................................     730     34,423
    Acerinox SA.............................................   3,309     33,918
    ACS Actividades de Construccion y Servicios SA..........   1,751     50,425
    Adveo Group International SA............................      62      1,039
    Almirall SA.............................................   1,484     19,489
    Amadeus IT Holding SA Class A...........................   1,155     39,723
    Antena 3 de Television SA...............................   1,251     13,051
    Banco Bilbao Vizcaya Argentaria SA......................  41,659    395,052
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR........   2,250     21,263
   #Banco de Sabadell SA....................................  38,694     79,238
   *Banco Popular Espanol SA................................  32,401    142,419
    Banco Santander SA...................................... 108,600    794,509
    Bankinter SA............................................  11,421     52,078
    Bolsas y Mercados Espanoles SA..........................     782     21,596
    CaixaBank...............................................  19,195     70,802
    Cie Automotive SA.......................................     540      4,358
    Construcciones y Auxiliar de Ferrocarriles SA...........      76     32,866
    Distribuidora Internacional de Alimentacion SA..........   6,555     54,244
    Duro Felguera SA........................................     828      5,362
    Ebro Foods SA...........................................   2,122     45,834
    Elecnor SA..............................................      64        879
    Enagas SA...............................................   3,644     90,048
    Ence Energia y Celulosa SA..............................   9,356     30,237
    Faes Farma SA...........................................   9,098     26,821
    Ferrovial SA............................................   3,093     52,767
    Fomento de Construcciones y Contratas SA................     699      9,649
    Gamesa Corp. Tecnologica SA.............................   9,132     67,253
    Gas Natural SDG SA......................................   2,984     60,752
    Grupo Catalana Occidente SA.............................     906     23,575
    Iberdrola SA............................................  49,239    272,471

                                     1068

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SPAIN -- (Continued)
    Inditex SA..............................................    296 $   39,511
   #Indra Sistemas SA.......................................  2,085     28,258
   *Jazztel P.L.C...........................................  4,844     43,992
    Mapfre SA...............................................  7,045     25,788
   *Mediaset Espana Comunicacion SA.........................  5,351     55,733
    Melia Hotels International SA...........................  1,614     14,483
   *NH Hoteles SA...........................................  7,114     28,611
    Obrascon Huarte Lain SA.................................  1,149     43,844
    Prosegur Cia de Seguridad SA............................  2,843     14,665
    Red Electrica Corp. SA..................................  1,063     59,276
    Repsol SA...............................................  8,025    192,330
   *Sacyr Vallehermoso SA................................... 10,826     40,141
    Tecnicas Reunidas SA....................................    618     28,199
   *Telefonica SA...........................................  9,024    128,973
  #*Telefonica SA Sponsored ADR.............................  3,737     53,028
    Tubacex SA..............................................  4,175     14,929
    Tubos Reunidos SA.......................................  7,475     17,410
    Vidrala SA..............................................    192      7,125
    Viscofan SA.............................................    626     32,231
    Zardoya Otis SA.........................................  2,077     30,262
                                                                    ----------
TOTAL SPAIN.................................................         3,529,194
                                                                    ----------
SWEDEN -- (2.7%)
    AarhusKarlshamn AB......................................    495     28,432
    Acando AB...............................................    420        881
    AF AB Class B...........................................  1,255     35,179
    Alfa Laval AB...........................................  2,287     51,901
    Assa Abloy AB Class B...................................  2,320    102,861
    Atrium Ljungberg AB Class B.............................     30        396
   #Axfood AB...............................................    355     16,522
    Axis Communications AB..................................     64      1,824
    B&B Tools AB Class B....................................    370      4,783
    Beijer Alma AB..........................................    144      3,174
    Bilia AB Class A........................................  1,165     20,751
    BillerudKorsnas AB......................................  5,964     55,940
    BioGaia AB Class B......................................     95      3,257
    Boliden AB..............................................  6,025     85,075
    Bure Equity AB..........................................  1,455      5,220
    Byggmax Group AB........................................    147        908
    Castellum AB............................................  2,861     40,906
    Clas Ohlson AB Class B..................................  2,311     33,217
    Concentric AB...........................................    787      9,276
   #Dios Fastigheter AB.....................................  2,907     17,659
    Duni AB.................................................  1,913     17,869
    Electrolux AB Series B..................................  1,251     36,476
   #Elekta AB Class B.......................................  2,825     48,377
    Fabege AB...............................................  2,908     32,784
    Getinge AB Class B......................................  1,641     60,685
    Gunnebo AB..............................................  3,716     19,202
   *Hakon Invest AB.........................................  2,332     65,207
    Haldex AB...............................................  1,153     10,078
    Hennes & Mauritz AB Class B.............................  2,015     75,304
    Hexagon AB Class B......................................  1,815     55,448

                                     1069

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SWEDEN -- (Continued)
    Hexpol AB..................................................    382 $ 28,000
    HIQ International AB.......................................  2,121   11,135
    Hoganas AB Class B.........................................    280   13,859
   #Holmen AB Class B..........................................  1,699   49,297
    Husqvarna AB Class A.......................................  1,581    9,461
    Husqvarna AB Class B.......................................  7,414   44,559
    Industrial & Financial Systems Class B.....................    208    4,293
    Indutrade AB...............................................     99    3,524
    Intrum Justitia AB.........................................  1,920   48,745
   #JM AB......................................................  1,776   47,218
   *KappAhl AB.................................................  2,817   14,008
   *Karolinska Development AB Class B..........................  2,570   10,350
    Kungsleden AB..............................................  5,180   33,184
    Lagercrantz AB Class B.....................................  1,289   19,704
  #*Lindab International AB....................................  3,331   30,059
    Loomis AB Class B..........................................  1,553   33,299
   *Lundin Petroleum AB........................................  1,390   30,526
    Meda AB Class A............................................  7,146   83,653
  #*Medivir AB Class B.........................................    328    3,588
   #Mekonomen AB...............................................    505   15,480
    Millicom International Cellular SA.........................    127   10,170
    Modern Times Group AB Class B..............................    823   38,736
    NCC AB Class B.............................................  2,855   74,951
   #Nibe Industrier AB Class B.................................  2,399   40,916
    Nobia AB...................................................  4,812   34,871
    Nolato AB Class B..........................................    433    7,801
    Nordea Bank AB............................................. 24,313  308,180
    Nordnet AB Class B.........................................  5,225   15,930
   #Peab AB....................................................  3,419   18,739
    Proffice AB Class B........................................    638    2,242
    Ratos AB Class B...........................................  2,456   21,910
   *Rezidor Hotel Group AB.....................................  1,068    5,816
    Sandvik AB.................................................  4,871   61,661
   *SAS AB.....................................................  1,933    3,827
    Securitas AB Class B.......................................  6,484   63,199
    Skandinaviska Enskilda Banken AB Class A................... 12,608  139,172
   #Skanska AB Class B.........................................  9,360  176,616
    SkiStar AB.................................................    194    2,294
   #SSAB AB Class A............................................  3,965   25,784
    SSAB AB Class B............................................    525    2,929
    Svenska Cellulosa AB Class A...............................    572   15,123
    Svenska Cellulosa AB Class B...............................  7,741  204,770
    Svenska Handelsbanken AB Class A...........................  5,066  229,825
    Svenska Handelsbanken AB Class B...........................     23      998
    Sweco AB Class B...........................................    220    2,527
    Swedbank AB Class A........................................  9,727  234,472
   *Swedish Orphan Biovitrum AB................................  5,855   43,906
   #Systemair AB...............................................    168    2,710
    Tele2 AB Class B...........................................  3,563   45,671
    TeliaSonera AB............................................. 20,028  144,859
    Trelleborg AB Class B......................................  7,575  133,230
    Wallenstam AB Class B......................................  1,247   17,233

                                     1070

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB................................  1,610 $   26,386
                                                                    ----------
TOTAL SWEDEN................................................         3,630,988
                                                                    ----------
SWITZERLAND -- (5.4%)
    ABB, Ltd................................................ 21,201    467,396
    ABB, Ltd. Sponsored ADR.................................  8,786    193,643
    Actelion, Ltd...........................................  1,844    122,546
    Adecco SA...............................................  2,379    151,255
   *AFG Arbonia-Forster Holding AG..........................    731     22,903
    Allreal Holding AG......................................    386     53,724
    Alpiq Holding AG........................................     25      3,095
    ams AG..................................................    142     10,013
    APG SGA SA..............................................     33      7,998
    Aryzta AG...............................................  2,785    171,984
    Ascom Holding AG........................................    588      7,610
    Baloise Holding AG......................................  1,305    141,676
    Bank Coop AG............................................     85      4,450
    Banque Cantonale de Geneve..............................     19      5,011
    Banque Cantonale Vaudoise...............................     75     38,626
    Basler Kantonalbank.....................................    117      9,585
    Belimo Holding AG.......................................      8     18,767
    Bell AG.................................................      1      2,290
    Berner Kantonalbank AG..................................    151     37,674
    BKW AG..................................................    581     19,036
   *Bobst Group AG..........................................     63      1,945
    Bossard Holding AG......................................     27      4,521
    Bucher Industries AG....................................    202     50,796
    Burckhardt Compression Holding AG.......................     18      7,201
    Cie Financiere Richemont SA Class A.....................  3,243    317,239
    Cie Financiere Tradition SA.............................     83      4,338
    Clariant AG.............................................  9,501    148,527
    Credit Suisse Group AG..................................  9,689    284,603
    Credit Suisse Group AG Sponsored ADR.................... 15,479    453,225
    Daetwyler Holding AG....................................    141     15,383
    EFG International AG....................................  1,818     23,880
    Emmi AG.................................................     72     22,251
    EMS-Chemie Holding AG...................................     62     21,764
    Energiedienst Holding AG................................     25        916
    Flughafen Zuerich AG....................................    125     67,608
    Forbo Holding AG........................................     58     41,886
   #Galenica AG.............................................    143    109,722
    GAM Holding AG..........................................  4,343     69,281
   *Gategroup Holding AG....................................    204      4,609
    Geberit AG..............................................    151     40,511
    Georg Fischer AG........................................     50     26,155
    Givaudan SA.............................................    114    158,671
    Helvetia Holding AG.....................................    159     70,988
    Huber & Suhner AG.......................................     97      4,422
    Implenia AG.............................................    665     36,347
    Inficon Holding AG......................................     65     21,024
    Intershop Holdings......................................     15      5,176
    Julius Baer Group, Ltd..................................  6,753    307,389
    Kaba Holding AG Class B.................................     65     26,048

                                     1071

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SWITZERLAND -- (Continued)
    Kardex AG..................................................    529 $ 21,105
    Komax Holding AG...........................................    100   10,632
    Kudelski SA................................................  1,322   17,548
    Kuehne + Nagel International AG............................     73    8,835
    Kuoni Reisen Holding AG....................................     88   31,705
    LEM Holding SA.............................................     10    6,256
    Liechtensteinische Landesbank AG...........................    109    4,423
    Lindt & Spruengli AG.......................................      1   45,441
    Logitech International SA..................................  1,382    9,729
    Luzerner Kantonalbank AG...................................     80   30,148
    MCH Group AG...............................................     97    5,982
    Metall Zug AG..............................................      3    6,823
  #*Meyer Burger Technology AG.................................  3,938   26,457
    Mobilezone Holding AG......................................    307    3,049
    Mobimo Holding AG..........................................    140   29,403
   #Nobel Biocare Holding AG...................................    947   11,529
    OC Oerlikon Corp. AG.......................................  5,615   73,814
   *Orascom Development Holding AG.............................    232    2,220
    Partners Group Holding AG..................................    170   45,017
    Phoenix Mecano AG..........................................      6    3,125
    PubliGroupe AG.............................................     37    3,790
    Rieter Holding AG..........................................     32    6,356
    Romande Energie Holding SA.................................      3    3,625
  #*Schmolz + Bickenbach AG....................................  1,326    4,336
    Schweiter Technologies AG..................................     46   29,485
    Schweizerische National-Versicherungs-Gesellschaft AG......    238   11,114
    SGS SA.....................................................     31   70,166
    Siegfried Holding AG.......................................    133   19,658
    Sika AG....................................................     52  144,814
    Sonova Holding AG..........................................    776   85,643
    St Galler Kantonalbank AG..................................     36   13,480
    Swatch Group AG (The) (7184725)............................    402  238,889
    Swatch Group AG (The) (7184736)............................    585   60,408
    Swiss Life Holding AG......................................    980  175,862
    Swiss Re AG................................................  5,865  467,628
    Swisscom AG................................................    148   66,162
    Swisslog Holding AG........................................  2,196    2,394
    Swissquote Group Holding SA................................    701   22,077
    Syngenta AG................................................    582  230,130
    Tamedia AG.................................................      5      553
    U-Blox AG..................................................    108    7,459
    UBS AG..................................................... 32,745  644,094
    Valiant Holding............................................    193   18,099
    Valora Holding AG..........................................    127   25,742
    Vaudoise Assurances Holding SA Class B.....................     62   23,664
    Verwaltungs- und Privat-Bank AG............................    176   13,524
    Vetropack Holding AG.......................................      6   11,820
    Vontobel Holding AG........................................    968   34,277
    Walliser Kantonalbank......................................      1      882
    Walter Meier AG............................................     85    4,584
    Zehnder Group AG...........................................    331   13,619
    Zuger Kantonalbank AG......................................      3   15,304

                                     1072

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG...............................  2,500 $  673,421
                                                                    ----------
TOTAL SWITZERLAND...........................................         7,372,008
                                                                    ----------
UNITED KINGDOM -- (18.4%)
    Aberdeen Asset Management P.L.C......................... 11,907     69,691
    Admiral Group P.L.C.....................................  2,352     50,219
   *Afren P.L.C............................................. 20,406     42,247
    Aggreko P.L.C...........................................    360      9,759
    Alent P.L.C.............................................  6,337     35,373
    AMEC P.L.C..............................................  6,992    114,549
    Amlin P.L.C............................................. 17,001    104,105
    Anglo American P.L.C.................................... 12,931    277,378
    Antofagasta P.L.C.......................................    739      9,913
    ARM Holdings P.L.C. Sponsored ADR.......................  2,404     96,521
    Ashmore Group P.L.C.....................................  6,607     37,255
    Ashtead Group P.L.C..................................... 12,059    129,372
   #Aviva P.L.C. Sponsored ADR.............................. 10,192    115,985
    AZ Electronic Materials SA..............................  3,213     14,943
    Balfour Beatty P.L.C....................................  5,525     20,721
    Barclays P.L.C. Sponsored ADR........................... 31,187    545,149
   *Barratt Developments P.L.C.............................. 34,419    170,622
    BBA Aviation P.L.C...................................... 16,040     73,225
    Beazley P.L.C........................................... 16,016     53,782
    Bellway P.L.C...........................................  4,668     97,961
    Berendsen P.L.C.........................................  4,448     55,306
    Berkeley Group Holdings P.L.C...........................  2,660     91,370
    BG Group P.L.C.......................................... 24,650    444,493
    BHP Billiton P.L.C. ADR.................................  1,579     90,224
    Bloomsbury Publishing P.L.C.............................    364        767
    Bodycote P.L.C..........................................  5,240     49,329
    Bovis Homes Group P.L.C.................................  4,919     59,854
    BP P.L.C. Sponsored ADR................................. 32,663  1,353,555
    Braemar Shipping Services P.L.C.........................    266      1,743
    Brammer P.L.C...........................................  5,914     35,379
    Brewin Dolphin Holdings P.L.C...........................  7,176     27,759
    British Polythene Industries P.L.C......................    202      1,831
    British Sky Broadcasting Group P.L.C....................  2,927     36,874
    BT Group P.L.C.......................................... 26,802    138,678
    BT Group P.L.C. Sponsored ADR...........................  1,051     54,358
   *BTG P.L.C...............................................  7,442     42,918
    Bunzl P.L.C.............................................  4,929    105,803
    Burberry Group P.L.C....................................  1,541     35,922
   *Cairn Energy P.L.C...................................... 10,711     43,834
    Capita P.L.C............................................  3,509     55,744
    Carillion P.L.C.........................................  4,774     21,654
   #Carnival P.L.C. ADR.....................................  1,977     76,233
    Catlin Group, Ltd.......................................  9,966     76,629
    Centrica P.L.C.......................................... 24,064    143,065
    Chesnara P.L.C..........................................  4,234     16,656
    Cineworld Group P.L.C...................................  3,348     19,102
    Clarkson P.L.C..........................................    233      6,669
    Close Brothers Group P.L.C..............................  3,521     55,754
   *Colt Group SA...........................................  5,712      8,997

                                     1073

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
UNITED KINGDOM -- (Continued)
    Compass Group P.L.C.......................................  9,831 $134,408
    Computacenter P.L.C.......................................  4,456   32,938
    Consort Medical P.L.C.....................................    120    1,441
    Cranswick P.L.C...........................................  2,019   35,390
    Croda International P.L.C.................................    861   32,885
    CSR P.L.C.................................................  3,985   34,473
    CSR P.L.C. ADR............................................    300   10,293
    Daily Mail & General Trust P.L.C..........................  2,543   31,249
    Dairy Crest Group P.L.C...................................  5,525   42,891
    DCC P.L.C.................................................    763   30,956
    Debenhams P.L.C........................................... 25,059   41,332
    Dechra Pharmaceuticals P.L.C..............................  2,358   24,536
    Development Securities P.L.C..............................  4,583   13,949
    Devro P.L.C...............................................  2,268   10,791
    Dignity P.L.C.............................................    331    7,440
    Diploma P.L.C.............................................  2,549   22,360
   *Dixons Retail P.L.C....................................... 81,626   56,307
    Domino Printing Sciences P.L.C............................  2,935   28,305
    Drax Group P.L.C.......................................... 14,063  137,388
    DS Smith P.L.C............................................ 22,889   90,131
    Dunelm Group P.L.C........................................    420    6,294
    E2V Technologies P.L.C....................................    931    1,880
    easyJet P.L.C.............................................  3,214   69,075
    Electrocomponents P.L.C................................... 11,735   43,951
    Elementis P.L.C........................................... 15,231   58,038
   *EnQuest P.L.C............................................. 17,124   32,252
   *Essar Energy P.L.C........................................ 13,277   26,838
    Eurasian Natural Resources Corp. P.L.C....................  7,033   23,327
    Euromoney Institutional Investor P.L.C....................     86    1,393
    Evraz P.L.C...............................................  3,856    5,501
   *Exillon Energy P.L.C......................................  1,987    4,254
    Experian P.L.C............................................  3,862   72,416
    F&C Asset Management P.L.C................................  8,606   13,106
    Fenner P.L.C..............................................  3,267   17,094
    Ferrexpo P.L.C............................................  3,511    9,043
    Fidessa Group P.L.C.......................................    688   20,956
    Firstgroup P.L.C.......................................... 18,677   28,447
    Fresnillo P.L.C...........................................    241    3,785
    G4S P.L.C................................................. 12,897   44,381
    Galliford Try P.L.C.......................................  2,473   37,484
   *Gem Diamonds, Ltd.........................................  1,523    3,258
    Genus P.L.C...............................................    699   14,629
    GKN P.L.C................................................. 18,739   99,659
    Go-Ahead Group P.L.C......................................    918   22,100
    Greencore Group P.L.C..................................... 16,012   35,777
    Greggs P.L.C..............................................    813    5,355
    Halfords Group P.L.C......................................  6,803   38,033
    Halma P.L.C............................................... 12,232  103,472
    Hargreaves Lansdown P.L.C.................................  2,769   41,303
    Hays P.L.C................................................ 20,379   31,994
    Helical Bar P.L.C.........................................  2,872   13,055
    Henderson Group P.L.C..................................... 25,523   63,575
    Hill & Smith Holdings P.L.C...............................  2,871   19,134

                                     1074

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Hiscox, Ltd.............................................  10,873 $  107,679
    Hochschild Mining P.L.C.................................   1,276      3,404
    Home Retail Group P.L.C.................................  31,636     72,472
    Homeserve P.L.C.........................................   8,992     36,183
    Howden Joinery Group P.L.C..............................   2,588     11,387
   #HSBC Holdings P.L.C. Sponsored ADR......................  37,325  2,118,194
    Hunting P.L.C...........................................   4,983     62,680
    ICAP P.L.C..............................................  12,865     79,542
    IG Group Holdings P.L.C.................................   5,543     48,620
    IMI P.L.C...............................................   2,902     60,614
    Inchcape P.L.C..........................................  14,291    123,989
    Informa P.L.C...........................................  16,205    129,444
    Inmarsat P.L.C..........................................  10,938    113,815
    InterContinental Hotels Group P.L.C.....................   1,678     48,692
    InterContinental Hotels Group P.L.C. ADR................     731     21,133
   *International Consolidated Airlines Group SA............  26,346    116,506
    Interserve P.L.C........................................   3,232     25,094
    Intertek Group P.L.C....................................   1,342     61,784
    Invensys P.L.C..........................................  14,170    107,352
    Investec P.L.C..........................................  12,514     83,726
   *IP Group P.L.C..........................................   7,033     15,432
    ITE Group P.L.C.........................................   4,116     17,778
    ITV P.L.C...............................................  24,435     62,845
    J Sainsbury P.L.C.......................................  20,243    121,307
    James Fisher & Sons P.L.C...............................     810     12,916
    Jardine Lloyd Thompson Group P.L.C......................   2,515     34,197
    JD Sports Fashion P.L.C.................................     411      5,751
    John Menzies P.L.C......................................   2,150     24,121
    John Wood Group P.L.C...................................   8,281    113,701
    Johnson Matthey P.L.C...................................   1,435     61,919
    Jupiter Fund Management P.L.C...........................  10,294     50,809
    Kazakhmys P.L.C.........................................   2,491      9,894
    Kcom Group P.L.C........................................  16,007     20,215
    Keller Group P.L.C......................................   2,064     34,862
    Kier Group P.L.C........................................   1,202     27,145
    Kingfisher P.L.C........................................  35,055    212,082
    Laird P.L.C.............................................   2,142      6,288
   *Lamprell P.L.C..........................................   4,182      9,220
    Lancashire Holdings, Ltd................................   5,817     71,326
    Lavendon Group P.L.C....................................   2,191      5,651
    Legal & General Group P.L.C.............................  80,830    237,199
   *Lloyds Banking Group P.L.C.............................. 169,623    176,606
  #*Lloyds Banking Group P.L.C. ADR.........................  71,053    296,291
    London Stock Exchange Group P.L.C.......................   2,936     70,060
   *Lonmin P.L.C............................................  14,788     70,204
    Lookers P.L.C...........................................   3,233      5,993
    Low & Bonar P.L.C.......................................  25,269     25,951
    Man Group P.L.C.........................................  67,799     82,482
    Marks & Spencer Group P.L.C.............................  10,428     76,253
    McBride P.L.C...........................................     338        667
    Mears Group P.L.C.......................................   4,347     26,562
    Mecom Group P.L.C.......................................     198        120
    Melrose Industries P.L.C................................  38,039    163,391

                                     1075

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
UNITED KINGDOM -- (Continued)
    Michael Page International P.L.C........................  1,161 $    7,902
    Micro Focus International P.L.C.........................  4,509     54,510
    Millennium & Copthorne Hotels P.L.C.....................  4,807     40,482
    Mitie Group P.L.C.......................................  8,739     36,011
    Mondi P.L.C............................................. 10,480    156,155
    Morgan Advanced Materials P.L.C.........................  8,917     41,455
    Morgan Sindall Group P.L.C..............................  2,595     26,536
    N Brown Group P.L.C.....................................  4,476     35,235
    National Express Group P.L.C............................ 12,486     48,204
    National Grid P.L.C. Sponsored ADR......................  3,112    185,444
    Next P.L.C..............................................    754     57,229
    Northgate P.L.C.........................................  5,880     34,886
    Novae Group P.L.C.......................................    708      5,219
   *Ocado Group P.L.C.......................................  3,561     16,661
    Old Mutual P.L.C........................................ 86,645    255,890
   *Optos P.L.C.............................................    998      2,386
    Pace P.L.C..............................................  5,447     25,840
    PayPoint P.L.C..........................................    402      6,658
    Pearson P.L.C. Sponsored ADR............................ 10,903    223,730
    Pennon Group P.L.C......................................  7,030     74,349
    Persimmon P.L.C.........................................  7,680    144,335
   *Petra Diamonds, Ltd..................................... 11,429     20,831
    Petropavlovsk P.L.C.....................................  1,426      1,924
    Phoenix Group Holdings..................................  6,150     68,699
    Photo-Me International P.L.C............................  6,189      8,795
    Premier Farnell P.L.C...................................  4,713     16,249
   *Premier Foods P.L.C..................................... 13,749     18,230
    Premier Oil P.L.C....................................... 17,353     95,417
    Prudential P.L.C. ADR...................................  7,954    283,003
    PZ Cussons P.L.C........................................  5,533     33,171
   *Quintain Estates & Development P.L.C.................... 14,343     19,134
    Randgold Resources, Ltd.................................    371     27,334
   *Redrow P.L.C............................................  7,384     27,619
   #Reed Elsevier P.L.C. Sponsored ADR......................    911     47,208
    Regus P.L.C............................................. 18,134     50,982
    Resolution, Ltd......................................... 46,155    227,134
    Rexam P.L.C............................................. 27,227    203,660
   #Rio Tinto P.L.C. Sponsored ADR..........................  6,491    292,030
    Rolls-Royce Holdings P.L.C.............................. 11,482    204,714
    Rotork P.L.C............................................    340     13,719
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR....... 10,278     99,080
    Royal Dutch Shell P.L.C. ADR (780259206)................ 38,932  2,661,002
    Royal Dutch Shell P.L.C. ADR (780259107)................ 11,892    842,786
    RPC Group P.L.C.........................................  2,100     14,691
    RPS Group P.L.C.........................................  5,147     17,722
    RSA Insurance Group P.L.C............................... 93,702    178,488
    Sage Group P.L.C. (The)................................. 17,878     95,298
   *Salamander Energy P.L.C.................................  1,958      3,546
    Savills P.L.C...........................................  4,686     44,984
    Schroders P.L.C. (0239581)..............................    380     11,081
    Schroders P.L.C. (0240549)..............................    635     23,648
    SDL P.L.C...............................................    645      3,263
    Senior P.L.C............................................ 14,416     58,318

                                     1076

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Serco Group P.L.C.......................................  11,508 $  110,045
    Severn Trent P.L.C......................................   1,629     43,875
    Shanks Group P.L.C......................................  11,026     14,744
    Shire P.L.C.............................................   3,543    129,254
    SIG P.L.C...............................................  25,559     70,648
    Smith & Nephew P.L.C....................................   5,171     61,611
    Smiths Group P.L.C......................................   5,103    107,331
    Smiths News P.L.C.......................................   6,841     17,759
   *Soco International P.L.C................................   3,438     19,229
    Spectris P.L.C..........................................   3,029     96,998
    Speedy Hire P.L.C.......................................  20,530     18,437
    Spirax-Sarco Engineering P.L.C..........................   1,564     68,126
    Spirent Communications P.L.C............................   4,616      9,277
   *Sports Direct International P.L.C.......................   3,221     32,278
    SSE P.L.C...............................................   6,171    147,731
    St Ives P.L.C...........................................   2,904      7,235
    ST Modwen Properties P.L.C..............................   5,690     27,310
    Stagecoach Group P.L.C..................................  15,445     78,551
    Standard Chartered P.L.C................................  17,551    407,073
    Standard Life P.L.C.....................................  32,312    186,592
    Sthree P.L.C............................................     337      1,768
   *SuperGroup P.L.C........................................     463      7,589
    Synergy Health P.L.C....................................   2,281     38,549
    Synthomer P.L.C.........................................   7,356     22,035
    TalkTalk Telecom Group P.L.C............................   2,753     10,354
    Tate & Lyle P.L.C.......................................   9,728    124,269
    Taylor Wimpey P.L.C..................................... 102,595    166,320
    Tesco P.L.C............................................. 110,116    615,541
   *Thomas Cook Group P.L.C.................................  34,524     80,441
    Travis Perkins P.L.C....................................   6,520    168,708
   *Trinity Mirror P.L.C....................................  10,542     18,522
    TT electronics P.L.C....................................   7,362     19,130
    TUI Travel P.L.C........................................   7,490     43,502
    Tullett Prebon P.L.C....................................   7,287     36,876
    Tullow Oil P.L.C........................................   1,700     26,892
    UBM P.L.C...............................................   3,547     38,424
    Unite Group P.L.C.......................................   4,397     26,177
    United Drug P.L.C.......................................   6,937     37,103
    United Utilities Group P.L.C............................   7,932     86,998
   *Vectura Group P.L.C.....................................   3,557      5,104
    Vedanta Resources P.L.C.................................   2,854     50,526
    Vesuvius P.L.C..........................................   9,432     61,042
    Victrex P.L.C...........................................     229      5,255
    Vitec Group P.L.C. (The)................................     435      3,774
    Vodafone Group P.L.C.................................... 367,775  1,101,513
    Weir Group P.L.C. (The).................................   3,207    104,921
    WH Smith P.L.C..........................................   1,556     18,413
    Whitbread P.L.C.........................................   2,813    138,348
    WM Morrison Supermarkets P.L.C..........................  38,455    169,259
   *Wolfson Microelectronics P.L.C..........................   1,488      3,457
    Wolseley P.L.C..........................................   1,674     80,149
    WPP P.L.C...............................................  11,858    214,085

                                     1077

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                          -------- ------------
UNITED KINGDOM -- (Continued)
    Xchanging P.L.C......................................    6,045 $     12,368
                                                                   ------------
TOTAL UNITED KINGDOM.....................................            25,015,533
                                                                   ------------
UNITED STATES -- (0.0%)
    ASML Holding NV......................................      709       63,729
    Hecla Mining Co......................................      333        1,076
                                                                   ------------
TOTAL UNITED STATES......................................                64,805
                                                                   ------------
TOTAL COMMON STOCKS......................................           126,049,748
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *ALS Ltd/Queensland Rights 08/12/13...................      183          114
                                                                   ------------
FRANCE -- (0.0%)
   *Groupe Fnac Rights 08/08/13..........................       12           33
                                                                   ------------
HONG KONG -- (0.0%)
   *New Hotel Rights 06/11/13............................      813           --
                                                                   ------------
ISRAEL -- (0.0%)
   *Tower Semiconductor, Ltd. Warrants 06/27/17..........       40           23
                                                                   ------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 08/02/13...................   99,707       22,084
   *CaixaBank SA Rights 08/19/13.........................   19,195        1,353
   *Zardoya Otis SA Rights 08/05/13......................      314          183
                                                                   ------------
TOTAL SPAIN..............................................                23,620
                                                                   ------------
TOTAL RIGHTS/WARRANTS....................................                23,790
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                          -------- ------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@DFA Short Term Investment Fund.......................  777,874    9,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.10%, 08/01/13 (Collateralized by $1,338,991 FNMA,
     rates ranging from 4.500% to 6.000%, maturities
     ranging from 01/01/40 to 05/01/42, valued at
     $859,149) to be repurchased at $842,305............. $    842      842,303
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL......................             9,842,303
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $129,874,457)^^......          $135,915,841
                                                                   ============

                                     1078

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia..................... $   120,911 $  8,709,346   --    $  8,830,257
   Austria.......................          --      814,426   --         814,426
   Belgium.......................      91,594    1,386,821   --       1,478,415
   Canada........................  12,691,367           --   --      12,691,367
   Colombia......................         999           --   --             999
   Denmark.......................          --    1,484,793   --       1,484,793
   Finland.......................      18,495    2,025,921   --       2,044,416
   France........................     413,933    8,909,212   --       9,323,145
   Germany.......................     532,165    6,857,248   --       7,389,413
   Hong Kong.....................          --    4,045,346   --       4,045,346
   Ireland.......................     241,720      459,193   --         700,913
   Israel........................      69,874      548,385   --         618,259
   Italy.........................     214,537    2,613,772   --       2,828,309
   Japan.........................      52,098   27,047,238   --      27,099,336
   Netherlands...................     280,784    2,680,104   --       2,960,888
   New Zealand...................          --      350,613   --         350,613
   Norway........................     152,070    1,201,575   --       1,353,645
   Portugal......................          --      403,303   --         403,303
   Singapore.....................          --    2,019,377   --       2,019,377
   Spain.........................      74,291    3,454,903   --       3,529,194
   Sweden........................     139,172    3,491,816   --       3,630,988
   Switzerland...................   1,300,691    6,071,317   --       7,372,008
   United Kingdom................   9,412,219   15,603,314   --      25,015,533
   United States.................      64,805           --   --          64,805
Rights/Warrants
   Australia.....................          --          114   --             114
   France........................          --           33   --              33
   Hong Kong.....................          --           --   --              --
   Israel........................          --           23   --              23
   Spain.........................          --       23,620   --          23,620
Securities Lending Collateral....          --    9,842,303   --       9,842,303
                                  ----------- ------------   --    ------------
TOTAL............................ $25,871,725 $110,044,116   --    $135,915,841
                                  =========== ============   ==    ============

                                     1079

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            SHARES   VALUE++
                                                            ------- ----------
COMMON STOCKS -- (89.8%)
BRAZIL -- (8.8%)
    Abril Educacao SA......................................   4,700 $   72,312
    AES Tiete SA...........................................  16,562    152,817
    Aliansce Shopping Centers SA...........................  28,291    260,917
    All America Latina Logistica SA........................ 137,600    531,980
    Anhanguera Educacional Participacoes SA................  99,891    605,559
    Arezzo Industria e Comercio SA.........................  12,628    196,947
    Arteris SA.............................................  18,000    171,057
    Autometal SA...........................................  12,100     96,531
   *B2W Cia Global Do Varejo...............................  28,000    130,098
   *Banco ABC Brasil SA....................................     644      3,387
    Banco Bradesco SA...................................... 136,484  1,848,623
   #Banco Bradesco SA ADR.................................. 189,512  2,315,842
    Banco do Brasil SA..................................... 159,126  1,581,251
    Banco Santander Brasil SA..............................  24,200    144,372
   #Banco Santander Brasil SA ADR.......................... 186,680  1,123,814
    Bematech SA............................................  13,100     43,296
   *BHG SA - Brazil Hospitality Group......................   7,800     57,440
    BM&FBovespa SA......................................... 436,425  2,353,005
    BR Malls Participacoes SA..............................  88,523    784,595
    Brasil Brokers Participacoes SA........................  50,900    129,183
    Brasil Insurance Participacoes e Administracao SA......  10,100     97,398
   *BrasilAgro - Co. Brasileira de Propriedades Agricolas..   2,800     12,666
   *Braskem SA Sponsored ADR...............................  27,004    415,321
   *Brazil Pharma SA.......................................  32,869    142,636
    BRF SA.................................................  61,500  1,310,145
    BRF SA ADR.............................................  43,834    939,363
   *Brookfield Incorporacoes SA............................ 157,789    114,813
    CCR SA.................................................  92,200    723,423
   *CCX Carvao da Colombia SA..............................   5,622      2,415
    Centrais Eletricas Brasileiras SA......................  46,400     93,152
   #Centrais Eletricas Brasileiras SA ADR..................  17,139     64,614
   #Centrais Eletricas Brasileiras SA Sponsored ADR........  27,372     55,565
    CETIP SA - Mercados Organizados........................  44,946    453,134
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR.  14,001    624,585
    Cia de Saneamento Basico do Estado de Sao Paulo........  31,349    321,549
   #Cia de Saneamento Basico do Estado de Sao Paulo ADR....  46,194    475,798
    Cia de Saneamento de Minas Gerais-COPASA...............  19,100    302,991
    Cia Energetica de Minas Gerais.........................  11,909    108,679
    Cia Energetica de Minas Gerais Sponsored ADR...........  55,027    509,550
    Cia Hering.............................................  23,264    312,043
    Cia Paranaense de Energia..............................   2,600     25,061
    Cia Paranaense de Energia Sponsored ADR................  18,785    234,061
    Cia Providencia Industria e Comercio SA................   2,200      7,425
   #Cia Siderurgica Nacional SA Sponsored ADR.............. 115,823    335,887
    Cielo SA...............................................  39,777    980,580
    Cosan SA Industria e Comercio..........................  29,328    556,131
    CPFL Energia SA........................................  14,100    130,471
   #CPFL Energia SA ADR....................................  10,790    199,615
    Cremer SA..............................................   7,500     48,425
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes........................................  85,900    613,370
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes........................................   2,400     21,840

                                     1080

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
BRAZIL -- (Continued)
    Direcional Engenharia SA..............................  25,100 $  148,530
    Duratex SA............................................  64,049    366,660
    EcoRodovias Infraestrutura e Logistica SA.............  40,000    281,412
    EDP - Energias do Brasil SA...........................  81,500    421,906
    Embraer SA............................................  42,200    358,858
   #Embraer SA ADR........................................  27,212    924,392
    Equatorial Energia SA.................................  51,431    420,222
    Estacio Participacoes SA..............................  59,153    456,868
    Eternit SA............................................  29,366    123,187
    Even Construtora e Incorporadora SA...................  87,000    323,769
    Ez Tec Empreendimentos e Participacoes SA.............  13,600    163,878
   *Fertilizantes Heringer SA.............................   6,700     25,521
   *Fibria Celulose SA....................................   8,400     93,524
   *Fibria Celulose SA Sponsored ADR......................  81,253    900,283
    Forjas Taurus SA......................................   2,402      3,174
   *Gafisa SA.............................................  24,200     29,277
  #*Gafisa SA ADR.........................................  80,334    193,605
   *General Shopping Brasil SA............................   5,100     18,443
    Gerdau SA.............................................  37,200    204,153
    Gerdau SA Sponsored ADR............................... 223,784  1,418,791
   *Gol Linhas Aereas Inteligentes SA ADR.................     100        355
    Grendene SA...........................................  27,000    252,088
    Guararapes Confeccoes SA..............................   1,600     59,775
    Helbor Empreendimentos SA.............................  46,540    173,402
    Hypermarcas SA........................................ 106,640    771,748
    Iguatemi Empresa de Shopping Centers SA...............  19,304    194,618
   *Industrias Romi SA....................................   3,400      6,930
   *International Meal Co. Holdings SA....................  14,300    112,703
    Iochpe-Maxion SA......................................  24,500    269,555
    Itau Unibanco Holding SA..............................  42,210    532,123
   #Itau Unibanco Holding SA ADR.......................... 220,980  2,817,496
    JBS SA................................................ 188,662    526,783
    JHSF Participacoes SA.................................  23,700     58,695
    JSL SA................................................  19,300    124,530
    Kepler Weber SA.......................................   5,372     42,385
    Kroton Educacional SA.................................  41,940    597,475
    Light SA..............................................  26,598    206,362
    Localiza Rent a Car SA................................  21,885    311,773
   *Log-in Logistica Intermodal SA........................  19,300     87,983
    Lojas Americanas SA...................................  17,306    105,823
    Lojas Renner SA.......................................  21,545    570,416
    LPS Brasil Consultoria de Imoveis SA..................  17,200    139,328
    M Dias Branco SA......................................   6,600    267,605
    Magnesita Refratarios SA..............................  50,785    150,929
    Mahle-Metal Leve SA Industria e Comercio..............  12,700    144,461
    Marcopolo SA..........................................     700      3,768
   *Marfrig Alimentos SA.................................. 107,750    340,534
    Marisa Lojas SA.......................................   9,483     88,456
   *Metalfrio Solutions SA................................   2,400      3,903
    Mills Estruturas e Servicos de Engenharia SA..........  19,900    248,603
   *Minerva SA............................................  37,745    150,560
   *MMX Mineracao e Metalicos SA..........................  74,698     54,026
    MRV Engenharia e Participacoes SA.....................  97,113    276,268

                                     1081

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
BRAZIL -- (Continued)
    Multiplan Empreendimentos Imobiliarios SA..............  19,781 $  436,659
    Multiplus SA...........................................   6,200     83,895
    Natura Cosmeticos SA...................................  18,800    378,662
   *OGX Petroleo e Gas Participacoes SA....................      75         22
    Oi SA..................................................  26,316     51,793
    Oi SA ADR (670851104)..................................   1,991      3,843
   #Oi SA ADR (670851203).................................. 141,376    261,546
   *OSX Brasil SA..........................................  14,300      8,023
   *Paranapanema SA........................................  70,114    139,530
   *PDG Realty SA Empreendimentos e Participacoes.......... 416,433    335,870
    Petroleo Brasileiro SA.................................  67,100    452,363
    Petroleo Brasileiro SA ADR............................. 211,598  2,886,197
   #Petroleo Brasileiro SA Sponsored ADR................... 265,580  3,808,417
   *Plascar Participacoes Industriais SA...................  15,900      3,415
    Porto Seguro SA........................................  31,400    353,729
    Portobello SA..........................................  16,200     29,611
    Positivo Informatica SA................................   6,400     11,221
    Profarma Distribuidora de Produtos Farmaceuticos SA....   3,800     34,146
    QGEP Participacoes SA..................................  35,000    181,647
    Raia Drogasil SA.......................................  49,314    417,192
   *Refinaria de Petroleos de Manguinhos SA................  19,300      2,284
    Restoque Comercio e Confeccoes de Roupas SA............  27,100     72,699
    Rodobens Negocios Imobiliarios SA......................   8,300     54,791
   *Rossi Residencial SA................................... 125,268    146,060
    Santos Brasil Participacoes SA.........................  14,700    164,311
    Sao Martinho SA........................................  17,684    192,006
    SLC Agricola SA........................................  21,000    175,357
    Sonae Sierra Brasil SA.................................  11,400    115,182
   *Springs Global Participacoes SA........................  21,540     22,566
    Sul America SA.........................................  68,652    411,067
   *T4F Entretenimento SA..................................   6,100     21,926
    Technos SA.............................................   6,655     45,886
   *Tecnisa SA.............................................  43,100    173,243
    Tegma Gestao Logistica.................................   7,497     72,954
   #Telefonica Brasil SA ADR...............................  39,290    843,556
    Tereos Internacional SA................................  10,800     13,019
    Tim Participacoes SA...................................  34,200    127,125
    Tim Participacoes SA ADR...............................  19,104    358,582
    Totvs SA...............................................  29,400    463,936
    TPI - Triunfo Participacoes e Investimentos SA.........   9,700     44,517
    Tractebel Energia SA...................................  25,162    401,471
    Transmissora Alianca de Energia Eletrica SA............  67,115    671,635
    Ultrapar Participacoes SA..............................  24,844    589,696
    Ultrapar Participacoes SA Sponsored ADR................  14,800    348,096
   *Usinas Siderurgicas de Minas Gerais SA.................  18,000     69,196
   #Vale SA Sponsored ADR (91912E105)...................... 213,281  2,926,215
    Vale SA Sponsored ADR (91912E204)...................... 328,650  4,045,725
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A........................  12,740    192,997
   *Vanguarda Agro SA......................................  72,299    114,089
   *Viver Incorporadora e Construtora SA...................  43,076      5,853

                                     1082

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
BRAZIL -- (Continued)
    WEG SA..............................................     34,571 $   424,305
                                                                    -----------
TOTAL BRAZIL............................................             62,591,770
                                                                    -----------
CHILE -- (1.5%)
    AES Gener SA........................................    304,925     198,793
    Aguas Andinas SA Class A............................    484,151     339,193
   *AquaChile SA........................................     41,763      23,488
    Banco de Chile......................................     60,056       8,567
   #Banco de Chile ADR..................................      4,218     362,790
    Banco de Credito e Inversiones......................      5,570     304,048
    Banco Santander Chile ADR...........................     17,999     406,057
    Besalco SA..........................................     75,179      91,441
    CAP SA..............................................     10,977     196,511
    Cencosud SA.........................................    168,173     764,200
    Cencosud SA ADR.....................................      9,745     134,384
    Cia General de Electricidad SA......................     39,633     239,125
   *Cia Sud Americana de Vapores SA.....................  1,172,552      62,752
    Colbun SA...........................................  1,017,913     262,476
    Corpbanca SA........................................ 33,782,696     335,296
    Corpbanca SA ADR....................................        972      14,502
    E.CL SA.............................................    127,697     197,566
    Empresa Nacional de Electricidad SA Sponsored ADR...     12,966     515,010
    Empresas CMPC SA....................................    197,774     577,330
    Empresas COPEC SA...................................     79,000   1,025,455
    Empresas Hites SA...................................     72,367      56,052
    Empresas Iansa SA...................................  1,240,934      55,303
   *Empresas La Polar SA................................    163,427      38,801
    Enersis SA Sponsored ADR............................     70,941   1,078,303
    ENTEL Chile SA......................................     29,011     479,329
    Forus SA............................................     17,290     100,607
    Gasco SA............................................      5,751      65,473
    Grupo Security SA...................................    135,206      48,412
    Inversiones Aguas Metropolitanas SA.................    109,016     206,003
    Latam Airlines Group SA.............................     18,810     249,827
    Latam Airlines Group SA Sponsored ADR...............     17,361     233,505
    Madeco SA...........................................  1,150,142      35,365
    Masisa SA...........................................    769,822      62,173
    Molibdenos y Metales SA.............................      4,602      73,439
   *Multiexport Foods SA................................    122,053      27,316
    Parque Arauco SA....................................    142,679     304,850
    PAZ Corp. SA........................................     93,709      42,856
    Ripley Corp. SA.....................................    218,510     165,631
    SACI Falabella......................................     56,499     577,250
    Salfacorp SA........................................     67,934      66,896
    Sigdo Koppers SA....................................     83,413     144,473
    Sociedad Matriz SAAM SA.............................  1,673,706     147,551
   #Sociedad Quimica y Minera de Chile SA Sponsored ADR.      6,008     173,992
    Socovesa SA.........................................    139,493      40,720

                                     1083

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CHILE -- (Continued)
    Sonda SA.............................................   114,838 $   299,247
                                                                    -----------
TOTAL CHILE..............................................            10,832,358
                                                                    -----------
CHINA -- (14.0%)
   #361 Degrees International, Ltd.......................   157,000      35,612
    Agile Property Holdings, Ltd.........................   346,000     363,212
    Agricultural Bank of China, Ltd. Class H............. 2,787,000   1,126,820
    Air China, Ltd. Class H..............................   334,000     225,914
    Ajisen China Holdings, Ltd...........................   118,000     103,328
  #*Aluminum Corp. of China, Ltd. ADR....................    22,775     175,140
  #*Aluminum Corp. of China, Ltd. Class H................   488,000     150,092
    AMVIG Holdings, Ltd..................................    98,000      43,253
  #*Angang Steel Co., Ltd. Class H.......................   332,000     182,098
   #Anhui Conch Cement Co., Ltd. Class H.................   207,000     610,370
    Anhui Expressway Co. Class H.........................   172,000      77,341
   #Anta Sports Products, Ltd............................   163,000     183,349
   #Anton Oilfield Services Group........................   242,000     150,818
    Anxin-China Holdings, Ltd............................   616,000     186,465
    Asia Cement China Holdings Corp......................   122,000      53,128
   *Asia Energy Logistics Group, Ltd..................... 1,900,000      13,951
    Asian Citrus Holdings, Ltd...........................   215,000      70,691
   *AVIC International Holdings, Ltd.....................    46,000      17,993
    Bank of China, Ltd. Class H.......................... 9,792,356   4,087,506
    Bank of Communications Co., Ltd. Class H............. 1,113,580     724,271
   #Baoxin Auto Group, Ltd...............................    78,500      57,610
    Baoye Group Co., Ltd. Class H........................   100,000      73,619
   *BaWang International Group Holding, Ltd..............   182,000       8,910
    BBMG Corp. Class H...................................   291,141     183,748
    Beijing Capital International Airport Co., Ltd.
      Class H............................................   534,000     330,925
    Beijing Capital Land, Ltd. Class H...................   376,000     135,745
    Beijing Enterprises Water Group, Ltd.................   774,000     313,014
    Beijing Jingkelong Co., Ltd. Class H.................    46,000      14,943
    Beijing North Star Co., Ltd. Class H.................   222,000      49,213
   *Beijing Properties Holdings, Ltd.....................   482,000      35,381
    Belle International Holdings, Ltd....................   399,000     575,342
   #Billion Industrial Holdings, Ltd.....................    93,500      56,765
   #Biostime International Holdings, Ltd.................    26,500     128,027
    Boer Power Holdings, Ltd.............................    83,000      55,262
   #Bosideng International Holdings, Ltd.................   874,000     180,207
   *Brilliance China Automotive Holdings, Ltd............   274,000     326,458
  #*Byd Co., Ltd. Class H................................    95,500     372,794
   *BYD Electronic International Co., Ltd................   297,000     155,281
   #C C Land Holdings, Ltd...............................   422,125     108,679
   *Carnival Group International Holdings, Ltd...........    57,000       2,202
    Central China Real Estate, Ltd.......................   181,194      54,222
    Changshouhua Food Co., Ltd...........................    71,000      59,208
   *Chaoda Modern Agriculture Holdings, Ltd..............   600,243      51,021
   #Chaowei Power Holdings, Ltd..........................   199,000      94,816
   *Chigo Holding, Ltd...................................   536,000      13,602
    Chiho-Tiande Group, Ltd..............................    82,000      31,502
    China Aerospace International Holdings, Ltd..........   522,000      59,125
    China Agri-Industries Holdings, Ltd..................   637,800     295,851
   #China All Access Holdings, Ltd.......................   302,000      98,403

                                     1084

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    China Aoyuan Property Group, Ltd......................   297,000 $   60,048
    China Automation Group, Ltd...........................   134,000     26,412
    China BlueChemical, Ltd...............................   509,143    234,851
    China CITIC Bank Corp., Ltd. Class H.................. 1,653,000    764,507
   #China Coal Energy Co., Ltd. Class H...................   899,000    479,409
    China Communications Services Corp., Ltd. Class H.....   556,800    363,922
    China Construction Bank Corp. Class H................. 9,573,990  7,138,369
  #*China COSCO Holdings Co., Ltd. Class H................   624,000    257,192
   #China Datang Corp. Renewable Power Co., Ltd. Class H..   565,000    129,489
   #China Dongxiang Group Co..............................   729,000    130,517
  #*China Eastern Airlines Corp., Ltd. Class H............   450,000    137,954
   *China Energine International Holding, Ltd.............   136,000      6,740
    China Everbright International, Ltd...................   524,000    477,092
    China Everbright, Ltd.................................   278,000    393,727
    China Fiber Optic Network System Group, Ltd...........   128,000     17,977
   #China Foods, Ltd......................................   228,000     89,320
    China Gas Holdings, Ltd...............................   438,000    493,706
   *China Glass Holdings, Ltd.............................   106,000     11,190
   *China Green Holdings, Ltd.............................   144,000     14,848
   #China Haidian Holdings, Ltd...........................   384,000     34,632
   #China High Precision Automation Group, Ltd............    73,000     11,483
  #*China High Speed Transmission Equipment Group Co.,
      Ltd.................................................   349,993    157,691
    China Hongqiao Group, Ltd.............................   199,000    105,109
   *China Huiyuan Juice Group, Ltd........................   162,000     66,803
    China International Marine Containers Group Co.,
      Ltd. Class H........................................    17,700     28,725
   *China ITS Holdings Co., Ltd...........................   277,000     67,022
    China Lesso Group Holdings, Ltd.......................   215,000    109,924
    China Life Insurance Co., Ltd. ADR....................    36,352  1,309,763
    China Life Insurance Co., Ltd. Class H................    97,000    232,423
    China Lilang, Ltd.....................................    88,000     47,956
    China Longyuan Power Group Corp. Class H..............   465,000    490,259
   #China Lumena New Materials Corp.......................   936,000    173,575
    China Mengniu Dairy Co., Ltd..........................   176,000    706,446
    China Merchants Bank Co., Ltd. Class H................   755,195  1,266,244
    China Merchants Holdings International Co., Ltd.......   255,849    798,899
  #*China Metal Recycling Holdings, Ltd...................   130,581    158,773
   #China Minsheng Banking Corp., Ltd. Class H............   890,000    899,849
   *China Mobile Games & Entertainment Group, Ltd. ADR....       249      3,434
    China Mobile, Ltd.....................................    38,500    409,065
   #China Mobile, Ltd. Sponsored ADR......................    99,597  5,270,673
   *China Modern Dairy Holdings, Ltd......................   361,000    108,885
   #China Molybdenum Co., Ltd. Class H....................   309,000    117,472
   #China National Building Material Co., Ltd. Class H....   660,000    594,798
   #China National Materials Co., Ltd.....................   395,000     81,380
  #*China New Town Development Co., Ltd...................   416,254     32,694
    China Nickel Resources Holdings Co., Ltd..............    40,000      1,880
   #China Oil & Gas Group, Ltd............................   840,000    151,465
    China Oilfield Services, Ltd. Class H.................   196,000    443,730
   #China Overseas Grand Oceans Group, Ltd................   120,500    142,870
    China Overseas Land & Investment, Ltd.................   520,000  1,493,470
    China Pacific Insurance Group Co., Ltd. Class H.......   369,800  1,236,171
   #China Power International Development, Ltd............   567,000    239,684
   *China Power New Energy Development Co., Ltd........... 1,500,000     80,175

                                     1085

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
  #*China Precious Metal Resources Holdings Co., Ltd.....   854,000 $  138,696
  #*China Properties Group, Ltd..........................   128,000     32,309
    China Qinfa Group, Ltd...............................   144,000     10,192
   #China Railway Construction Corp., Ltd. Class H.......   452,500    459,355
    China Railway Group, Ltd. Class H....................   365,000    195,614
    China Rare Earth Holdings, Ltd.......................   398,000     58,436
   #China Resources Cement Holdings, Ltd.................   500,000    269,093
    China Resources Gas Group, Ltd.......................   100,000    249,779
    China Resources Land, Ltd............................   258,000    707,926
    China Resources Power Holdings Co., Ltd..............   204,000    475,239
  #*China Rongsheng Heavy Industries Group Holdings,
      Ltd................................................   852,500     90,007
    China Sanjiang Fine Chemicals Co., Ltd...............   140,000     68,179
   *China SCE Property Holdings, Ltd.....................   153,000     35,532
    China Shanshui Cement Group, Ltd.....................   566,790    224,788
    China Shenhua Energy Co., Ltd. Class H...............   435,884  1,258,131
  #*China Shipping Container Lines Co., Ltd. Class H..... 1,051,000    254,369
  #*China Shipping Development Co., Ltd. Class H.........   405,654    175,965
    China Singyes Solar Technologies Holdings, Ltd.......    95,000     95,461
    China South City Holdings, Ltd.......................   614,000    150,315
    China Southern Airlines Co., Ltd. Class H............   228,000     83,658
   #China Southern Airlines Co., Ltd. Sponsored ADR......     5,037     93,285
    China Starch Holdings, Ltd...........................   395,000     10,025
    China State Construction International Holdings,
      Ltd................................................   225,919    360,861
    China Suntien Green Energy Corp., Ltd. Class H.......   363,000    131,437
    China Taifeng Beddings Holdings, Ltd.................   134,000     26,753
   *China Taiping Insurance Holdings Co., Ltd............   221,000    305,200
    China Telecom Corp., Ltd. ADR........................    13,120    650,621
    China Telecom Corp., Ltd. Class H....................   144,000     71,515
   *China Tian Lun Gas Holdings, Ltd.....................    21,000     17,487
    China Tianyi Holdings, Ltd...........................   108,000     21,143
   #China Travel International Inv HK....................   783,492    143,374
    China Unicom Hong Kong, Ltd..........................   378,000    558,195
   #China Unicom Hong Kong, Ltd. ADR.....................    68,815  1,006,763
   *China Vanadium Titano--Magnetite Mining Co., Ltd.....   249,000     33,056
    China Water Affairs Group, Ltd.......................   266,000     90,844
    China WindPower Group, Ltd...........................   664,648     25,684
    China Wireless Technologies, Ltd.....................   296,000     95,250
   *China Yurun Food Group, Ltd..........................   411,000    287,397
   *China ZhengTong Auto Services Holdings, Ltd..........   251,000    123,174
   *China Zhongwang Holdings, Ltd........................   542,318    155,146
   *Chinasoft International, Ltd.........................   180,000     48,747
   *ChinaVision Media Group, Ltd.........................   180,000     11,021
   *Chongqing Iron & Steel Co., Ltd. Class H.............   190,000     25,689
   #Chongqing Machinery & Electric Co., Ltd. Class H.....   476,000     54,554
    Chongqing Rural Commercial Bank Class H..............   608,000    249,738
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd......................................    92,000     23,470
    CIMC Enric Holdings, Ltd.............................   124,000    157,020
   *Citic 21CN Co., Ltd..................................   240,000     12,857
    CITIC Dameng Holdings, Ltd...........................    40,000      3,453
   #CITIC Pacific, Ltd...................................   385,433    419,606
   *CITIC Resources Holdings, Ltd........................   704,000     96,135
   #CITIC Securities Co., Ltd. Class H...................   187,000    352,862
    CNOOC, Ltd...........................................   548,000    989,001

                                     1086

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    CNOOC, Ltd. ADR......................................    16,647 $2,993,797
  #*Comba Telecom Systems Holdings, Ltd..................   283,845    101,593
   *Comtec Solar Systems Group, Ltd......................   104,000     29,451
    COSCO Pacific, Ltd...................................   458,572    642,426
    Country Garden Holdings Co., Ltd.....................   925,000    522,779
   #CP Pokphand Co., Ltd.................................   820,000     77,157
   #CPMC Holdings, Ltd...................................   109,000     70,942
   #CSR Corp., Ltd.......................................   402,676    267,629
   *DaChan Food Asia, Ltd................................    57,000      7,423
   #Dah Chong Hong Holdings, Ltd.........................   212,000    160,348
    Dalian Port PDA Co., Ltd. Class H....................   244,000     48,758
   #Daphne International Holdings, Ltd...................   212,000    151,595
   #Datang International Power Generation Co., Ltd.
     Class H.............................................   526,000    235,780
   #DBA Telecommunication Asia Holdings, Ltd.............   112,000     29,316
    Digital China Holdings, Ltd..........................   225,000    246,996
   #Dongfang Electric Corp., Ltd. Class H................    79,800    110,988
   #Dongjiang Environmental Co., Ltd. Class H............     9,000     31,496
   #Dongyue Group........................................   295,000    113,981
    Embry Holdings, Ltd..................................    14,000      8,011
    ENN Energy Holdings, Ltd.............................   128,000    708,442
    EVA Precision Industrial Holdings, Ltd...............   420,000     61,683
  #*Evergrande Real Estate Group, Ltd.................... 1,574,000    626,353
    Fantasia Holdings Group Co., Ltd.....................   495,000     82,146
   #First Tractor Co., Ltd. Class H......................   108,000     63,982
    Fosun International, Ltd.............................   398,000    301,503
    Franshion Properties China, Ltd......................   945,120    300,911
   *Fufeng Group, Ltd....................................   236,400     95,323
  #*GCL-Poly Energy Holdings, Ltd........................ 1,875,000    475,418
   #Geely Automobile Holdings, Ltd.......................   835,000    348,513
   *Global Bio-Chem Technology Group Co., Ltd............   442,800     37,641
  #*Glorious Property Holdings, Ltd......................   793,000    114,483
   #Golden Eagle Retail Group, Ltd.......................   114,000    167,463
    Golden Meditech Holdings, Ltd........................   408,000     49,941
    Goldlion Holdings, Ltd...............................    61,152     30,740
   *GOME Electrical Appliances Holding, Ltd.............. 3,382,940    339,852
   #Good Friend International Holdings, Inc..............    22,000      7,658
   #Goodbaby International Holdings, Ltd.................   131,000     50,119
    Great Wall Motor Co., Ltd. Class H...................    91,000    425,300
   *Great Wall Technology Co., Ltd. Class H..............    83,300     16,217
    Greatview Aseptic Packaging Co., Ltd.................   108,000     65,056
   #Greentown China Holdings, Ltd........................   176,500    351,819
    Guangdong Investment, Ltd............................   412,000    333,023
   #Guangshen Railway Co., Ltd. Class H..................   110,000     48,749
    Guangshen Railway Co., Ltd. Sponsored ADR............     6,762    149,170
    Guangzhou Automobile Group Co., Ltd. Class H.........   589,740    572,156
    Guangzhou R&F Properties Co., Ltd....................   256,400    397,118
    Guangzhou Shipyard International Co., Ltd. Class H... 67,600 56,082 #Guodian Technology & Environment Group Co., Ltd.
     Class H.............................................   125,000     24,790
    Haier Electronics Group Co., Ltd.....................   111,000    200,312
    Hainan Meilan International Airport Co., Ltd. Class
      H..................................................    65,000     60,804
    Haitian International Holdings, Ltd..................    84,000    141,806
   *Hanergy Solar Group, Ltd............................. 3,120,000    257,213
   *Heng Tai Consumables Group, Ltd...................... 1,301,742     25,670

                                     1087

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Hengan International Group Co., Ltd...................    66,000 $  726,273
   #Hengdeli Holdings, Ltd................................   563,200    145,102
   *Hi Sun Technology China, Ltd..........................   273,000     50,945
  #*Hidili Industry International Development, Ltd........   374,000     60,678
   #Hilong Holding, Ltd...................................   193,000    112,915
   *Hisense Kelon Electrical Holdings Co., Ltd. Class H...    72,000     45,545
    HKC Holdings, Ltd..................................... 1,068,098     33,725
   #Honghua Group, Ltd....................................   256,000     73,160
   #Hopewell Highway Infrastructure, Ltd..................   267,972    127,447
   *Hopson Development Holdings, Ltd......................   193,000    224,769
   *Hua Lien International Holding Co., Ltd...............   304,000     15,475
   #Huadian Power International Co. Class H...............   198,000     91,289
    Huaneng Power International, Inc. Class H.............   102,000    106,366
    Huaneng Power International, Inc. Sponsored ADR.......     6,108    254,704
    Huaneng Renewables Corp., Ltd. Class H................   292,000    103,776
   *Huili Resources Group, Ltd............................    48,000     12,004
  #*Hunan Nonferrous Metal Corp., Ltd. Class H............   420,000    131,561
    Hutchison Harbour Ring, Ltd...........................   802,000     65,123
    Industrial & Commercial Bank of China, Ltd. Class H... 9,586,017  6,296,186
    Inspur International, Ltd.............................   825,000     32,943
   *Interchina Holdings Co................................   910,000     70,359
    Intime Retail Group Co., Ltd..........................   222,500    229,595
    Jiangsu Expressway Co., Ltd. Class H..................   188,000    194,360
   #Jiangxi Copper Co., Ltd. Class H......................   312,000    524,216
   *Jinchuan Group International Resources Co., Ltd.......   140,000     24,708
    Jingwei Textile Machinery Class H.....................    50,000     30,038
   #Ju Teng International Holdings, Ltd...................   250,000    121,031
   *Kai Yuan Holdings, Ltd................................ 1,320,000     32,159
   *Kaisa Group Holdings, Ltd.............................   396,000     89,269
    Kingboard Chemical Holdings, Ltd......................   235,900    517,351
    Kingboard Laminates Holdings, Ltd.....................   270,973    108,222
   *Kingdee International Software Group Co., Ltd.........   526,000    110,409
    Kingsoft Corp., Ltd...................................   133,000    228,859
    Kunlun Energy Co., Ltd................................   270,000    396,557
    KWG Property Holding, Ltd.............................   369,830    211,968
   #Labixiaoxin Snacks Group, Ltd.........................    73,000     36,784
    Lai Fung Holdings, Ltd................................ 1,735,000     42,926
    Le Saunda Holdings, Ltd...............................    84,000     28,898
    Lee & Man Chemical Co., Ltd...........................    28,000     11,727
    Lee & Man Paper Manufacturing, Ltd....................   388,000    252,351
   #Lenovo Group, Ltd.....................................   526,000    478,964
    Leoch International Technology, Ltd...................   290,000     28,396
  #*Li Ning Co., Ltd......................................   296,249    183,542
   #Lianhua Supermarket Holdings Co., Ltd. Class H........   110,200     51,709
    Lingbao Gold Co., Ltd. Class H........................    72,000     15,128
    LK Technology Holdings, Ltd...........................    17,500      2,459
    Longfor Properties Co., Ltd...........................   230,000    352,143
   *Lonking Holdings, Ltd.................................   586,000    118,441
   *Loudong General Nice Resources China Holdings, Ltd....   399,600     26,277
   *Maanshan Iron & Steel Class H.........................   540,000    128,620
    Magic Holdings International, Ltd.....................   131,000     77,699
    Maoye International Holdings, Ltd.....................   441,000     73,268
  #*Metallurgical Corp. of China, Ltd. Class H............   665,000    117,335

                                     1088

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Microport Scientific Corp............................    77,000 $   61,809
   #MIE Holdings Corp....................................   306,000     66,987
    MIN XIN Holdings, Ltd................................    44,000     20,885
  #*Mingfa Group International Co., Ltd..................   306,000     84,714
   #Minmetals Land, Ltd..................................   347,644     50,160
    Minth Group, Ltd.....................................   162,000    288,033
  #*MMG, Ltd.............................................   464,000    111,722
   *Nan Hai Corp., Ltd................................... 6,200,000     25,581
    Nature Flooring Holding Co., Ltd.....................    19,000      3,278
    New China Life Insurance Co., Ltd. Class H...........    36,300     98,046
   #New World China Land, Ltd............................   677,189    277,348
   #New World Department Store China, Ltd................   120,000     61,254
   #Nine Dragons Paper Holdings, Ltd.....................   457,000    288,262
   *North Mining Shares Co., Ltd......................... 1,180,000     49,439
    NVC Lighting Holdings, Ltd...........................   403,000    106,972
    O-Net Communications Group, Ltd......................    18,000      3,480
    Overseas Chinese Town Asia Holdings, Ltd.............    40,000     20,162
    Pacific Online, Ltd..................................    44,000     19,282
    Parkson Retail Group, Ltd............................   467,000    184,810
   *PAX Global Technology, Ltd...........................    75,000     17,992
   #Peak Sport Products Co., Ltd.........................   199,000     36,145
    Phoenix Satellite Television Holdings, Ltd...........   170,000     63,482
    PICC Property & Casualty Co., Ltd. Class H...........   396,760    442,127
   #Ping An Insurance Group Co. of China, Ltd. Class H...   163,000  1,054,329
    Poly Property Group Co., Ltd.........................   602,111    326,645
    Ports Design, Ltd....................................   104,000     67,796
   *Pou Sheng International Holdings, Ltd................   364,687     13,626
    Powerlong Real Estate Holdings, Ltd..................   326,000     64,721
   #Prince Frog International Holdings, Ltd..............    58,000     38,048
   *Prosperity International Holdings HK, Ltd............   280,000     10,827
    Qunxing Paper Holdings Co., Ltd......................   124,416     32,403
    Real Nutriceutical Group, Ltd........................   224,000     60,304
    Regent Manner International Holdings, Ltd............   151,000     25,504
  #*Renhe Commercial Holdings Co., Ltd................... 3,372,570    200,005
   *Richly Field China Development, Ltd..................   150,000         --
    Road King Infrastructure, Ltd........................    47,000     45,966
    Samson Holding, Ltd..................................   239,000     38,482
    Sany Heavy Equipment International Holdings Co.,
      Ltd................................................   274,000     80,479
   *Semiconductor Manufacturing International Corp....... 5,259,000    387,356
   *Semiconductor Manufacturing International Corp. ADR..    12,936     47,346
    Shandong Chenming Paper Holdings, Ltd. Class H.......    81,500     31,214
    Shandong Molong Petroleum Machinery Co., Ltd. Class
      H..................................................    46,400     13,573
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H............................................   216,000    203,707
  #*Shanghai Industrial Urban Development Group, Ltd.....   454,000     92,998
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.......................................   332,000     53,505
    Shanghai Prime Machinery Co., Ltd. Class H...........   118,000     13,077
   *Shanghai Zendai Property, Ltd........................   205,000      3,724
    Shengli Oil & Gas Pipe Holdings, Ltd.................   144,000      7,326
   #Shenguan Holdings Group, Ltd.........................   164,000     69,771
    Shenzhen Expressway Co., Ltd. Class H................   158,000     52,755
    Shenzhen International Holdings, Ltd................. 2,767,500    352,969
    Shenzhen Investment, Ltd.............................   872,471    321,293
    Shenzhou International Group Holdings, Ltd...........    73,000    206,079

                                     1089

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Shimao Property Holdings, Ltd.........................   364,356 $  765,623
  #*Shougang Concord International Enterprises Co., Ltd... 1,080,000     50,084
   #Shougang Fushan Resources Group, Ltd..................   918,000    300,474
    Shui On Land, Ltd..................................... 1,209,021    361,692
    Sichuan Expressway Co., Ltd. Class H..................   284,000     69,162
   *Sijia Group Co........................................    30,000      5,299
    Silver Grant International............................   160,000     22,303
   *Sino Oil And Gas Holdings, Ltd........................ 3,375,000     94,781
   #Sino-Ocean Land Holdings, Ltd.........................   866,482    443,916
    Sinofert Holdings, Ltd................................   686,000    106,895
    SinoMedia Holding, Ltd................................    54,644     48,256
  #*Sinopec Yizheng Chemical Fibre Co., Ltd. Class H......   224,000     62,321
    Sinopharm Group Co., Ltd. Class H.....................   128,400    352,257
  #*Sinopoly Battery, Ltd.................................   760,000     26,896
    Sinotrans Shipping, Ltd...............................   421,173    100,375
    Sinotrans, Ltd. Class H...............................   435,000     81,786
   #Sinotruk Hong Kong, Ltd...............................   200,000     98,953
   #SITC International Holdings Co., Ltd..................   225,000     72,461
    Skyworth Digital Holdings, Ltd........................   585,291    298,413
   *SMI Corp., Ltd........................................   560,000     11,929
   #SOHO China, Ltd.......................................   528,912    430,971
   *Solargiga Energy Holdings, Ltd........................   265,000     13,484
    Sparkle Roll Group, Ltd...............................   456,000     27,584
   *SPG Land Holdings, Ltd................................    88,000     81,600
    Springland International Holdings, Ltd................   106,000     54,645
   *SRE Group, Ltd........................................   886,857     29,130
    Sun Art Retail Group, Ltd.............................   217,500    301,045
   #Sunac China Holdings, Ltd.............................   377,000    272,987
   #Sunny Optical Technology Group Co., Ltd...............   121,000    121,138
    TCC International Holdings, Ltd.......................   413,795    100,713
    TCL Communication Technology Holdings, Ltd............   202,000     80,369
    TCL Multimedia Technology Holdings, Ltd...............   148,000     83,699
   *Tech Pro Technology Development, Ltd..................   130,000     55,969
   #Tencent Holdings, Ltd.................................    66,500  3,010,323
   #Texhong Textile Group, Ltd............................    50,000     82,609
    Tian An China Investment..............................    62,000     46,325
    Tian Shan Development Holdings, Ltd...................    36,000     10,770
   #Tiangong International Co., Ltd.......................   344,000     92,169
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H........................................   112,000     43,864
   *Tianjin Development Hldgs, Ltd........................   104,000     58,293
    Tianjin Port Development Holdings, Ltd................   500,000     65,703
    Tianneng Power International, Ltd.....................   200,000     98,717
    Tingyi Cayman Islands Holding Corp....................   172,000    424,883
    Tomson Group, Ltd.....................................    66,969     18,125
   *Tonic Industries Holdings, Ltd........................    94,000     35,715
    Towngas China Co., Ltd................................   214,000    206,847
    TPV Technology, Ltd...................................   195,412     38,561
    Travelsky Technology, Ltd. Class H....................   220,500    172,183
   #Truly International Holdings..........................   359,140    161,649
   #Uni-President China Holdings, Ltd.....................   135,639    123,096
  #*United Energy Group, Ltd..............................   640,000     90,748
   #Vinda International Holdings, Ltd.....................   113,000    111,966
   *VODone, Ltd...........................................   765,400     63,109

                                     1090

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
    Want Want China Holdings, Ltd........................   516,000 $   696,891
    Wasion Group Holdings, Ltd...........................   172,000     112,269
    Weichai Power Co., Ltd. Class H......................   102,280     339,835
    Weiqiao Textile Co. Class H..........................   134,500      80,575
    Welling Holding, Ltd.................................   234,800      48,352
   #West China Cement, Ltd...............................   784,000     110,046
    Winsway Coking Coal Holdings, Ltd....................   405,000      22,684
    Wumart Stores, Inc. Class H..........................    83,000     155,121
    Xiamen International Port Co., Ltd. Class H..........   194,000      24,506
    Xiangyu Dredging Holdings, Ltd.......................    68,000      18,050
    Xingda International Holdings, Ltd...................   298,000     142,095
   #Xinjiang Goldwind Science & Technology Co., Ltd.
     Class H.............................................   116,800      65,419
  #*Xinjiang Xinxin Mining Industry Co., Ltd. Class H....   236,000      33,427
   #XTEP International Holdings..........................   224,500     101,806
   *Yanchang Petroleum International, Ltd................ 1,280,000      60,194
   #Yanzhou Coal Mining Co., Ltd. Class H................   152,000     104,440
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR..........    20,088     138,205
    Yashili International Holdings, Ltd..................   216,000      96,860
    Yingde Gases Group Co., Ltd..........................   201,500     183,022
    Yip's Chemical Holdings, Ltd.........................    88,000      78,705
    Youyuan International Holdings, Ltd..................    57,200      17,688
    Yuanda China Holdings, Ltd...........................   334,000      21,295
    Yuexiu Property Co., Ltd............................. 1,516,400     380,921
    Yuexiu Transport Infrastructure, Ltd.................   126,752      64,846
   #Yuzhou Properties Co.................................   229,200      50,201
    Zall Development Group, Ltd..........................    39,000      14,104
    Zhaojin Mining Industry Co., Ltd.....................   202,500     136,994
    Zhejiang Expressway Co., Ltd. Class H................   296,000     249,609
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H............................................    37,200      21,333
   *Zhong An Real Estate, Ltd............................   151,000      35,208
   #Zhongsheng Group Holdings, Ltd.......................   120,000     124,421
    Zhuzhou CSR Times Electric Co., Ltd. Class H.........    81,750     215,842
   #Zijin Mining Group Co., Ltd. Class H................. 1,020,000     217,250
   #Zoomlion Heavy Industry Science and Technology Co.,
     Ltd.................................................   263,400     188,252
   *ZTE Corp. Class H....................................   152,800     265,453
                                                                    -----------
TOTAL CHINA..............................................            99,848,584
                                                                    -----------
COLOMBIA -- (0.7%)
    Almacenes Exito SA...................................    35,979     591,311
    Banco de Bogota SA...................................     3,958     148,272
    Bancolombia SA.......................................    16,107     227,823
    Bancolombia SA Sponsored ADR.........................    15,180     872,091
    Cementos Argos SA....................................    66,209     302,260
    Constructora Conconcreto SA..........................     2,809       1,716
   #Ecopetrol SA Sponsored ADR...........................    38,708   1,764,698
    Empresa de Energia de Bogota SA......................   134,579     102,989
    Empresa de Telecomunicaciones de Bogota..............    32,541       6,655
   *Fabricato SA.........................................   926,524       5,623
    Grupo Aval Acciones y Valores........................    80,087      58,964
    Grupo de Inversiones Suramericana SA.................     6,730     132,771
    Grupo Nutresa SA.....................................     3,539      47,629
    Interconexion Electrica SA ESP.......................    65,390     277,470
   *Isagen SA ESP........................................   174,425     250,395

                                     1091

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
COLOMBIA -- (Continued)
    Mineros SA............................................   5,269 $    8,176
                                                                   ----------
TOTAL COLOMBIA............................................          4,798,843
                                                                   ----------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S...............................................  25,093    595,676
    Komercni Banka A.S....................................   3,698    718,660
    Pegas Nonwovens SA....................................   3,696    111,704
    Telefonica Czech Republic A.S.........................  22,731    339,810
   *Unipetrol A.S.........................................  17,641    155,578
                                                                   ----------
TOTAL CZECH REPUBLIC......................................          1,921,428
                                                                   ----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR........  45,174    220,271
   *Egyptian Financial Group-Hermes Holding GDR...........     772      1,460
   *Orascom Telecom Holding S.A.E. GDR....................  46,384    136,382
                                                                   ----------
TOTAL EGYPT...............................................            358,113
                                                                   ----------
HONG KONG -- (0.0%)
   *China Household Holdings, Ltd......................... 550,000     60,968
   *Newton Resources, Ltd................................. 220,000     16,725
                                                                   ----------
TOTAL HONG KONG...........................................             77,693
                                                                   ----------
HUNGARY -- (0.2%)
   *Danubius Hotel and SpA P.L.C..........................   1,883     33,937
   *EMASZ Rt..............................................     223      8,715
   *FHB Mortgage Bank P.L.C...............................   6,863     10,266
    Magyar Telekom Telecommunications P.L.C............... 131,598    180,234
    MOL Hungarian Oil and Gas P.L.C.......................   7,734    580,955
    OTP Bank P.L.C........................................  51,950  1,045,565
   *PannErgy..............................................   2,746      3,671
                                                                   ----------
TOTAL HUNGARY.............................................          1,863,343
                                                                   ----------
INDIA -- (5.1%)
   *3M India, Ltd.........................................     173      9,858
    Aban Offshore, Ltd....................................   6,571     28,636
    ABB, Ltd..............................................  10,920     89,589
   *ABG Shipyard, Ltd.....................................   2,790     12,527
    ACC, Ltd..............................................  13,944    270,673
    Adani Enterprises, Ltd................................  65,640    190,322
    Adani Ports and Special Economic Zone.................  61,027    125,398
   *Adani Power, Ltd...................................... 217,292    124,942
    Aditya Birla Nuvo, Ltd................................  12,813    246,196
   *Advanta Ltd...........................................   4,030      6,963
    Agro Tech Foods, Ltd..................................   1,273     11,050
    AIA Engineering, Ltd..................................   7,091     34,890
    Akzo Nobel India, Ltd.................................   2,710     44,422
    Allahabad Bank........................................  36,686     43,562
    Alok Industries, Ltd.................................. 123,095     13,819
    Amara Raja Batteries, Ltd.............................  18,730     73,866
    Ambuja Cements, Ltd................................... 143,492    398,277
    Amtek Auto, Ltd.......................................  25,935     26,846
    Amtek India, Ltd......................................  21,468     18,057

                                     1092

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
INDIA -- (Continued)
    Anant Raj, Ltd........................................  31,479 $ 25,786
    Andhra Bank...........................................  43,995   46,529
    Apollo Tyres, Ltd.....................................  55,449   61,317
    Arvind, Ltd...........................................  58,551   76,016
    Ashok Leyland, Ltd.................................... 419,001   92,220
    Asian Hotels East, Ltd................................   2,150    5,224
    Asian Paints, Ltd.....................................  31,030  258,360
    Axis Bank, Ltd........................................  54,766  923,089
    Bajaj Auto, Ltd.......................................   8,108  257,734
    Bajaj Corp., Ltd......................................   4,470   17,953
    Bajaj Electricals, Ltd................................   7,154   19,398
    Bajaj Finance, Ltd....................................     500    9,414
    Bajaj Finserv, Ltd....................................  11,415  110,658
    Bajaj Hindusthan, Ltd.................................  38,120    8,411
    Bajaj Holdings and Investment, Ltd....................   7,107   95,954
    Balkrishna Industries, Ltd............................   2,912   10,048
    Ballarpur Industries, Ltd.............................  50,572    8,747
    Balmer Lawrie & Co., Ltd..............................   1,321    7,245
    Balrampur Chini Mills, Ltd............................  46,572   27,563
    Bank of Baroda........................................  23,606  218,772
    Bank of India.........................................  41,486  126,332
    Bank Of Maharashtra...................................  21,459   15,540
    Bannari Amman Sugars, Ltd.............................     894   11,731
    BASF India, Ltd.......................................   2,566   21,919
    Bata India, Ltd.......................................   2,638   42,191
    BEML, Ltd.............................................   2,112    5,035
    Berger Paints India, Ltd..............................  24,846   83,809
   *BF Utilities, Ltd.....................................   4,144   10,553
    BGR Energy Systems, Ltd...............................   7,400   10,295
    Bharat Forge, Ltd.....................................  27,532   92,179
    Bharat Petroleum Corp., Ltd...........................  42,234  225,110
    Bharti Airtel, Ltd.................................... 107,347  610,141
    Bhushan Steel, Ltd....................................  21,056  160,157
    Birla Corp., Ltd......................................   7,647   27,538
    Blue Dart Express, Ltd................................     482   19,212
    Blue Star, Ltd........................................   2,815    7,105
    Bombay Dyeing & Manufacturing Co., Ltd................  21,605   16,846
    Bosch, Ltd............................................   1,258  182,200
    Britannia Industries, Ltd.............................   9,003  103,525
    Cairn India, Ltd...................................... 126,288  613,840
    Canara Bank...........................................  33,813  151,134
    Carborundum Universal, Ltd............................  35,694   60,387
    Central Bank Of India.................................  87,768   80,680
   *Century Plyboards India, Ltd..........................   6,270    3,290
    Century Textiles & Industries, Ltd....................  17,005   61,453
    CESC, Ltd.............................................  25,635  136,698
    Chambal Fertilizers & Chemicals, Ltd..................  39,240   22,692
    Chennai Petroleum Corp., Ltd..........................   6,272    7,448
    City Union Bank, Ltd..................................  65,932   51,151
    Clariant Chemicals India, Ltd.........................   1,428   11,882
    CMC, Ltd..............................................   2,279   45,051
    Colgate-Palmolive India, Ltd..........................   6,962  156,635
    Container Corp. Of India..............................   9,451  154,684

                                     1093

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
INDIA -- (Continued)
    Core Education & Technologies, Ltd....................   8,414 $  3,160
    Coromandel International, Ltd.........................  18,957   52,464
    Corp. Bank............................................  12,908   61,001
    Crompton Greaves, Ltd.................................  80,947  112,203
    Cummins India, Ltd....................................  14,470  102,234
    Dabur India, Ltd......................................  79,729  210,510
    Dalmia Bharat, Ltd....................................  25,540   43,883
    DB Corp., Ltd.........................................   3,444   14,039
   *DB Realty, Ltd........................................  19,776   17,470
    DCM Shriram Consolidated..............................  36,958   33,424
   *DEN Networks, Ltd.....................................  11,158   30,755
    Dena Bank.............................................  27,020   23,778
   *Development Credit Bank, Ltd..........................  48,224   36,531
   *Dish TV India, Ltd.................................... 113,898   92,971
    Divi's Laboratories, Ltd..............................   8,347  128,348
    DLF, Ltd.............................................. 120,541  297,810
    eClerx Services, Ltd..................................   1,808   21,496
    Educomp Solutions, Ltd................................  11,439    4,711
    Eicher Motors, Ltd....................................   2,160  124,168
    EID Parry India, Ltd..................................  14,037   28,460
    EIH, Ltd..............................................  28,592   22,504
    Electrosteel Castings, Ltd............................   5,269      889
    Emami, Ltd............................................   8,060   62,182
    Engineers India, Ltd..................................  14,771   33,406
    Entertainment Network India, Ltd......................   2,514    8,750
    Era Infra Engineering, Ltd............................  21,265   52,281
    Eros International Media, Ltd.........................   7,714   15,795
    Escorts, Ltd..........................................  17,545   22,209
    Ess Dee Aluminium, Ltd................................   5,402   43,010
   *Essar Oil, Ltd........................................ 118,394  100,249
    Essar Ports, Ltd......................................  25,367   28,809
    Exide Industries, Ltd.................................  62,706  127,378
    FAG Bearings India, Ltd...............................   3,749   76,920
    Federal Bank, Ltd.....................................  43,374  248,735
   *Federal-Mogul Goetze India, Ltd.......................   2,252    7,534
    Financial Technologies India, Ltd.....................   5,623   49,993
    Finolex Cables, Ltd...................................   4,219    3,790
    Finolex Industries, Ltd...............................   8,962   18,272
    GAIL India, Ltd.......................................  92,452  459,232
   *Gammon Infrastructure Projects, Ltd...................  19,753    2,680
    Gateway Distriparks, Ltd..............................   8,229   14,587
    Gillette India, Ltd...................................   1,390   49,025
    Gitanjali Gems, Ltd...................................  13,227   15,723
   *GMR Infrastructure, Ltd............................... 393,753   83,245
    Godrej Consumer Products, Ltd.........................  16,155  212,210
    Godrej Industries, Ltd................................  22,897   98,767
    Godrej Properties, Ltd................................   4,537   35,630
    Graphite India, Ltd...................................   5,828    5,939
    Grasim Industries, Ltd................................   3,807  165,980
    Gravita India, Ltd....................................   2,707    1,019
    Great Eastern Shipping Co., Ltd. (The)................  13,772   49,849
    Greaves Cotton, Ltd...................................  20,113   19,502
    Gruh Finance, Ltd.....................................  10,950   37,740

                                     1094

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
INDIA -- (Continued)
   *GTL Infrastructure, Ltd...............................  40,152 $    1,257
    Gujarat Alkalies & Chemicals, Ltd.....................   7,954     21,368
    Gujarat Fluorochemicals, Ltd..........................   5,234     21,964
    Gujarat Mineral Development Corp., Ltd................  22,860     32,188
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd...  14,377     17,376
    Gujarat NRE Coke, Ltd................................. 127,013     29,590
   *Gujarat Pipavav Port, Ltd.............................  62,657     50,696
    Gujarat State Fertilisers & Chemicals, Ltd............  32,118     28,567
    Gujarat State Petronet, Ltd...........................  56,483     46,306
   *GVK Power & Infrastructure, Ltd....................... 350,798     33,689
   *Hathway Cable & Datacom, Ltd..........................  14,049     62,957
    Havells India, Ltd....................................   7,189     71,776
   *HCL Infosystems, Ltd..................................  30,430     14,875
    HCL Technologies, Ltd.................................  36,457    563,178
    HDFC Bank, Ltd........................................ 183,457  1,831,877
    HEG, Ltd..............................................   2,331      5,941
   *HeidelbergCement India, Ltd...........................  23,375     13,185
    Hero Motocorp, Ltd....................................   3,282     98,023
   *Hexa Tradex, Ltd......................................   6,867      1,478
    Hexaware Technologies, Ltd............................  81,422    157,943
   *Himachal Futuristic Communications, Ltd...............   7,709        996
    Himadri Chemicals & Industries, Ltd...................  22,360      5,022
    Hindalco Industries, Ltd.............................. 380,999    564,120
   *Hindustan Construction Co., Ltd....................... 110,597     14,532
   *Hindustan Oil Exploration Co., Ltd....................   6,545      2,700
    Hindustan Petroleum Corp., Ltd........................  28,016     96,999
    Honeywell Automation India, Ltd.......................     639     26,057
   *Housing Development & Infrastructure, Ltd.............  65,427     36,190
    HT Media, Ltd.........................................  22,426     36,484
    ICICI Bank, Ltd.......................................   5,522     82,369
    ICICI Bank, Ltd. Sponsored ADR........................  32,663  1,070,693
    IDBI Bank, Ltd........................................  62,148     66,018
   *Idea Cellular, Ltd.................................... 144,540    405,210
    IDFC, Ltd.............................................  93,711    167,451
    India Cements, Ltd....................................  71,086     60,640
    India Infoline, Ltd...................................  51,784     43,331
   *Indiabulls Housing Finance, Ltd.......................  48,033    214,709
    Indian Bank...........................................  26,736     35,583
    Indian Hotels Co., Ltd................................ 123,579     89,333
    Indian Oil Corp., Ltd.................................  78,738    265,381
    Indian Overseas Bank..................................  64,284     44,580
    Indraprastha Gas, Ltd.................................  19,290     83,255
    IndusInd Bank, Ltd....................................  35,690    224,045
    Info Edge India, Ltd..................................   6,020     31,236
    Infosys, Ltd..........................................  25,190  1,238,294
   #Infosys, Ltd. Sponsored ADR...........................  28,824  1,431,976
    Infotech Enterprises, Ltd.............................  24,161     71,524
    ING Vysya Bank, Ltd...................................  11,641     98,830
    Ingersoll-Rand India, Ltd.............................   1,145      6,421
    IRB Infrastructure Developers, Ltd....................  30,070     35,954
   *IVRCL, Ltd............................................  42,894      8,214
    Jagran Prakashan, Ltd.................................  18,837     29,088
    Jain Irrigation Systems, Ltd..........................  62,912     51,840

                                     1095

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
INDIA -- (Continued)
    Jaiprakash Associates, Ltd............................ 308,397 $183,643
   *Jaiprakash Power Ventures, Ltd........................ 256,079   41,857
    Jammu & Kashmir Bank, Ltd.............................   7,410  135,970
    Jaypee Infratech, Ltd.................................  74,798   21,778
    JBF Industries, Ltd...................................   3,221    4,659
   *Jet Airways India, Ltd................................   5,856   34,088
    Jindal Saw, Ltd.......................................  32,581   23,008
   *Jindal Stainless, Ltd.................................   8,727    6,390
    Jindal Steel & Power, Ltd............................. 102,920  336,312
    JK Cement, Ltd........................................   3,293    9,755
    JK Lakshmi Cement, Ltd................................  13,600   13,682
    JM Financial, Ltd.....................................  63,370   20,813
    JSW Energy, Ltd....................................... 188,694  129,503
    JSW Steel, Ltd........................................  28,989  273,327
   *Jubilant Foodworks, Ltd...............................   6,794  125,643
    Jyothy Laboratories, Ltd..............................  16,507   44,597
    Kajaria Ceramics, Ltd.................................   4,476   17,711
    Kansai Nerolac Paints, Ltd............................     826   15,961
    Karnataka Bank, Ltd...................................  43,127   56,692
    Karur Vysya Bank, Ltd.................................  10,840   68,570
    Kaveri Seed Co., Ltd..................................     404    9,897
    KEC International, Ltd................................  21,580    9,890
    Kesoram Industries, Ltd...............................  15,907   14,749
    Kirloskar Industries, Ltd.............................   1,617    6,735
    Kirloskar Oil Engines, Ltd............................  41,696  107,380
    Kotak Mahindra Bank, Ltd..............................  48,684  522,182
    KPIT Cummins Infosystems, Ltd.........................  32,244   66,771
    Lakshmi Machine Works, Ltd............................     596   17,340
    Lakshmi Vilas Bank, Ltd...............................  12,640   13,610
   *Lanco Infratech, Ltd.................................. 258,577   22,476
    Larsen & Toubro, Ltd..................................  24,065  334,995
    Larsen & Toubro, Ltd. GDR.............................  29,689  412,188
    LIC Housing Finance, Ltd..............................  55,062  148,822
    Madras Cements, Ltd...................................  20,370   53,759
    Maharashtra Seamless, Ltd.............................  10,478   33,791
    Mahindra Holidays & Resorts India, Ltd................   1,757    7,219
    Mahindra Lifespace Developers, Ltd....................   1,102    8,033
    Maruti Suzuki India, Ltd..............................   1,195   26,044
    McLeod Russel India, Ltd..............................  17,365   81,967
    MindTree, Ltd.........................................   4,531   71,196
    MOIL, Ltd.............................................   4,932   15,295
    Monnet Ispat & Energy, Ltd............................   4,518    7,954
    Monsanto India, Ltd...................................     916    9,451
    Motherson Sumi Systems, Ltd...........................  32,044  106,330
    Motilal Oswal Financial Services, Ltd.................   1,571    2,032
    Mphasis, Ltd..........................................  21,769  143,884
    MRF, Ltd..............................................     381   83,409
    National Aluminium Co., Ltd...........................  90,419   40,512
    Navneet Publications India, Ltd.......................  11,667   11,028
    NCC, Ltd..............................................  56,278   21,553
    Nestle India, Ltd.....................................   2,571  224,763
    NHPC, Ltd............................................. 573,450  157,123
    NIIT Technologies, Ltd................................   9,921   39,190

                                     1096

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
INDIA -- (Continued)
    Nitin Fire Protection Industries, Ltd.................  12,230 $ 10,569
    NTPC, Ltd............................................. 129,703  277,433
    Oberoi Realty, Ltd....................................   9,617   31,699
   *OMAXE, Ltd............................................  18,909   43,194
    Opto Circuits India, Ltd..............................  27,524   10,944
   *Oracle Financial Services Software, Ltd...............   4,537  220,351
    Orient Cement Ltd.....................................  10,368    5,627
    Oriental Bank of Commerce.............................  23,485   60,375
    Orissa Minerals Development Co., Ltd..................     190    6,002
    Page Industries, Ltd..................................      48    3,436
   *Parsvnath Developers, Ltd.............................  25,750   11,915
    Peninsula Land, Ltd...................................  17,769    9,717
    Persistent Systems, Ltd...............................   2,627   22,522
    Petronet LNG, Ltd.....................................  52,721  101,011
    Phoenix Mills, Ltd....................................   4,470   17,868
    Pidilite Industries, Ltd..............................  26,190  116,128
   *Pipavav Defence & Offshore Engineering Co., Ltd.......  43,598   48,169
    Polaris Financial Technology, Ltd.....................  18,746   30,782
    Power Grid Corp. of India, Ltd........................ 153,016  250,010
    Prestige Estates Projects, Ltd........................  23,723   50,439
    Prism Cement, Ltd.....................................  30,789   13,095
    Procter & Gamble Hygiene & Health Care, Ltd...........     890   41,158
    PTC India, Ltd........................................  60,678   44,573
    Punj Lloyd, Ltd.......................................  67,418   29,501
    Punjab National Bank..................................   2,000   18,921
    Rain Commodities, Ltd.................................  24,198   13,888
    Rallis India, Ltd.....................................  29,193   65,894
    Raymond, Ltd..........................................  15,056   46,109
    Redington India, Ltd..................................  41,130   38,796
    REI Agro, Ltd......................................... 150,380   25,200
    Reliance Capital, Ltd.................................  28,917  162,586
    Reliance Communications, Ltd.......................... 178,266  413,662
    Reliance Infrastructure, Ltd..........................  26,206  146,706
   *Reliance Power, Ltd................................... 219,435  263,638
    Rolta India, Ltd......................................  48,545   45,024
    Ruchi Soya Industries, Ltd............................  18,765   16,397
    Sadbhav Engineering, Ltd..............................   3,951    4,563
    Schneider Electric Infrastructure, Ltd................   7,319    7,645
    Sesa Goa, Ltd......................................... 143,205  303,654
   *Shipping Corp. of India, Ltd..........................  48,415   23,424
    Shoppers Stop, Ltd....................................   4,025   23,467
    Shree Cement, Ltd.....................................   2,106  152,614
   *Shree Renuka Sugars, Ltd.............................. 152,594   43,033
    Shriram Transport Finance Co., Ltd....................  12,944  135,520
    Sintex Industries, Ltd................................  54,687   23,730
    SJVN, Ltd............................................. 106,096   33,490
    SKF India, Ltd........................................   3,672   30,258
    Sobha Developers, Ltd.................................  16,355   77,604
    Solar Industries India, Ltd...........................     979   13,284
    South Indian Bank, Ltd................................ 167,881   63,466
    SRF, Ltd..............................................   5,322   11,791
    Star Ferro and Cement, Ltd............................   6,270      531
    State Bank of Bikaner & Jaipur........................   3,700   21,631

                                     1097

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
INDIA -- (Continued)
    State Bank of India...................................  22,577 $  633,590
    State Bank of India GDR...............................   1,197     67,270
    Steel Authority of India, Ltd......................... 283,761    194,926
    Sterlite Industries India, Ltd. ADR...................   7,904     39,757
    Sterlite Technologies, Ltd............................  29,094      8,972
    Sun TV Network, Ltd...................................  22,730    151,987
    Supreme Industries, Ltd...............................   5,709     32,364
   *Suzlon Energy, Ltd.................................... 336,172     38,733
    Syndicate Bank........................................  47,437     68,409
    Tata Chemicals, Ltd...................................  30,374    128,983
    Tata Communications, Ltd..............................   8,987     21,847
   #Tata Communications, Ltd. ADR.........................  11,264     51,814
    Tata Consultancy Services, Ltd........................  41,180  1,228,574
    Tata Global Beverages, Ltd............................ 107,668    283,259
    Tata Investment Corp., Ltd............................   5,943     35,440
    Tata Motors, Ltd......................................  77,313    369,285
    Tata Motors, Ltd. Sponsored ADR.......................  24,475    588,379
    Tata Power Co., Ltd................................... 214,606    307,614
    Tata Steel, Ltd.......................................  75,497    269,442
   *Tata Teleservices Maharashtra, Ltd....................  91,233      9,998
    Tech Mahindra, Ltd....................................  21,692    444,658
    Techno Electric & Engineering Co., Ltd................     831      1,151
    Texmaco Rail & Engineering, Ltd.......................   5,750      2,645
    Thermax, Ltd..........................................  11,921    114,016
    Timken India, Ltd.....................................   2,794      7,280
    Titan Industries, Ltd.................................  31,989    139,197
    Torrent Power, Ltd....................................  32,752     40,080
    Trent, Ltd............................................   2,317     37,905
    Triveni Turbine, Ltd..................................  33,780     26,377
    TTK Prestige, Ltd.....................................     490     29,131
    Tube Investments of India, Ltd........................  17,531     40,115
   *TV18 Broadcast, Ltd................................... 144,441     41,859
    TVS Motor Co., Ltd....................................  52,589     26,622
    UCO Bank..............................................  60,445     60,118
    Ultratech Cement, Ltd.................................   8,993    270,208
    Union Bank of India...................................  47,888    104,520
   *Unitech, Ltd.......................................... 512,548    140,185
    United Bank of India..................................  10,576      6,164
    United Phosphorus, Ltd................................  92,942    194,643
    Usha Martin, Ltd......................................  15,735      5,974
    V-Guard Industries, Ltd...............................   1,558     13,583
    Vakrangee Software, Ltd...............................   9,125      7,205
    Videocon Industries, Ltd..............................  28,713     80,234
    Vijaya Bank...........................................  41,995     27,764
    Voltas, Ltd...........................................  37,318     48,126
    WABCO India, Ltd......................................   1,336     37,958
    Welspun Corp., Ltd....................................  44,425     26,392
    Wipro, Ltd............................................  89,971    638,563
    Yes Bank, Ltd.........................................  32,030    169,387
    Zee Entertainment Enterprises, Ltd.................... 106,032    433,557
   *Zee Learn, Ltd........................................  18,459      5,459
    Zensar Technologies, Ltd..............................   1,279      4,640
    Zuari Agro Chemicals, Ltd.............................     497        663

                                     1098

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Zydus Wellness, Ltd.................................      1,930 $    19,467
                                                                    -----------
TOTAL INDIA.............................................             36,590,393
                                                                    -----------
INDONESIA -- (3.1%)
    Ace Hardware Indonesia Tbk PT.......................  1,045,000      73,242
    Adaro Energy Tbk PT.................................  3,413,000     232,035
    Adhi Karya Persero Tbk PT...........................    189,000      56,528
    Agung Podomoro Land Tbk PT..........................  2,109,500      67,716
    AKR Corporindo Tbk PT...............................    527,500     221,502
    Alam Sutera Realty Tbk PT...........................  2,781,500     189,163
    Aneka Tambang Persero Tbk PT........................  1,513,000     170,719
    Arwana Citramulia Tbk PT............................  1,498,000     120,981
    Asahimas Flat Glass Tbk PT..........................      2,000       1,537
    Astra Agro Lestari Tbk PT...........................     95,500     144,296
    Astra Graphia Tbk PT................................    236,000      30,523
    Astra International Tbk PT..........................  2,604,500   1,648,104
   *Bakrie and Brothers Tbk PT.......................... 10,309,000      50,153
    Bakrie Sumatera Plantations Tbk PT..................  4,126,500      20,882
   *Bakrie Telecom Tbk PT...............................  4,450,000      21,656
   *Bakrieland Development Tbk PT.......................  8,497,250      41,282
    Bank Bukopin Tbk PT.................................  1,175,500      75,378
    Bank Central Asia Tbk PT............................  1,293,000   1,306,899
    Bank Danamon Indonesia Tbk PT.......................    592,742     299,785
    Bank Mandiri Persero Tbk PT.........................  1,470,972   1,273,142
    Bank Negara Indonesia Persero Tbk PT................  2,025,500     841,204
   *Bank Pan Indonesia Tbk PT...........................  1,444,000      88,475
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT................................................    642,500      66,268
   *Bank Permata Tbk PT.................................      7,500       1,184
    Bank Rakyat Indonesia Persero Tbk PT................  1,775,000   1,422,473
    Bank Tabungan Negara Persero Tbk PT.................  1,374,473     139,323
   *Bank Tabungan Pensiunan Nasional Tbk PT.............    413,000     174,906
   *Barito Pacific Tbk PT...............................    711,500      29,385
    Bayan Resources Tbk PT..............................     13,000       9,356
   *Benakat Petroleum Energy Tbk PT.....................  4,345,000      53,266
    Berau Coal Energy Tbk PT............................    848,500      12,858
   *Berlian Laju Tanker Tbk PT..........................  2,525,666          --
    Bhakti Investama Tbk PT.............................  8,815,200     376,361
    Bisi International PT...............................    645,500      38,938
   *Borneo Lumbung Energi & Metal Tbk PT................  1,991,000      57,214
    Bumi Serpong Damai PT...............................  2,196,000     336,739
    BW Plantation Tbk PT................................    643,500      45,706
   *Central Proteinaprima Tbk PT........................  5,740,500      27,928
    Charoen Pokphand Indonesia Tbk PT...................    797,515     333,397
    Ciputra Development Tbk PT..........................  2,979,500     333,488
    Ciputra Property Tbk PT.............................    563,000      50,317
    Ciputra Surya Tbk PT................................    430,000     111,696
    Citra Marga Nusaphala Persada Tbk PT................    603,500     180,232
   *Darma Henwa Tbk PT..................................  3,026,500      14,724
   *Delta Dunia Makmur Tbk PT...........................  1,963,000      22,136
   *Energi Mega Persada Tbk PT.......................... 15,020,500     153,205
   *Erajaya Swasembada Tbk PT...........................    176,500      29,866
   *Exploitasi Energi Indonesia Tbk PT..................  2,356,000      61,896
   *Fajar Surya Wisesa Tbk PT...........................    146,000      34,800

                                     1099

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
INDONESIA -- (Continued)
    Gajah Tunggal Tbk PT...................................   517,500 $132,031
   *Garuda Indonesia Persero Tbk PT........................   185,500    9,021
    Global Mediacom Tbk PT................................. 1,820,500  406,729
    Gozco Plantations Tbk PT...............................   531,000    6,290
   *Hanson International Tbk PT............................ 1,396,500   85,452
    Harum Energy Tbk PT....................................   362,500   91,680
    Hexindo Adiperkasa Tbk PT..............................   121,000   58,838
    Holcim Indonesia Tbk PT................................   490,500  125,195
   *Indah Kiat Pulp & Paper Corp. Tbk PT...................   503,500   50,942
    Indika Energy Tbk PT...................................   589,500   35,529
    Indo Tambangraya Megah Tbk PT..........................   105,500  248,156
    Indocement Tunggal Prakarsa Tbk PT.....................   236,500  479,553
    Indofood CBP Sukses Makmur Tbk PT......................   167,500  182,246
    Indofood Sukses Makmur Tbk PT.......................... 1,175,500  741,935
    Indosat Tbk PT.........................................   158,000   76,832
    Indosat Tbk PT ADR.....................................     2,476   57,938
   *Inovisi Infracom Tbk PT................................   428,945   60,849
    Intiland Development Tbk PT............................ 1,527,500   59,364
    Japfa Comfeed Indonesia Tbk PT......................... 1,682,500  199,517
    Jasa Marga Persero Tbk PT..............................   456,000  237,219
    Kawasan Industri Jababeka Tbk PT....................... 7,006,523  197,240
    Krakatau Steel Persero Tbk PT..........................   252,000   11,901
   *Lippo Cikarang Tbk PT..................................   206,500  126,362
    Malindo Feedmill Tbk PT................................   213,000   64,643
    Matahari Putra Prima Tbk PT............................   863,000  203,543
    Mayora Indah Tbk PT....................................   104,000  323,442
    Medco Energi Internasional Tbk PT......................   544,000   94,739
    Media Nusantara Citra Tbk PT...........................   615,500  185,467
    Mitra Adiperkasa Tbk PT................................   175,500   99,080
   *Mitra International Resources Tbk PT................... 1,680,500    9,634
    Modern Internasional Tbk PT............................   312,000   27,281
   *Modernland Realty Tbk PT............................... 1,255,500  100,163
    Multistrada Arah Sarana Tbk PT.........................    33,500    1,303
    Nippon Indosari Corpindo Tbk PT........................    78,500   55,374
   *Nusantara Infrastructure Tbk PT........................ 1,735,000   39,665
    Pakuwon Jati Tbk PT.................................... 1,896,000   70,057
   *Panin Financial Tbk PT................................. 5,948,000  107,996
    Panin Insurance Tbk PT.................................   992,000   67,517
    Pembangunan Perumahan Persero Tbk PT...................   592,000   81,652
    Perusahaan Gas Negara Persero Tbk PT................... 1,205,000  692,006
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.. 1,185,000  129,018
   *Polychem Indonesia Tbk PT..............................   312,500    7,893
    Ramayana Lestari Sentosa Tbk PT........................ 1,175,000  150,658
   *Resource Alam Indonesia Tbk PT.........................   116,500   16,423
   *Samindo Resources Tbk PT...............................    62,250    2,757
    Sampoerna Agro PT......................................   234,500   35,708
    Selamat Sempurna Tbk PT................................   259,500   61,842
    Semen Indonesia Persero Tbk PT.........................   246,000  363,853
   *Sentul City Tbk PT..................................... 9,186,500  223,283
    Sinar Mas Agro Resources and Technology Tbk PT.........    36,000   29,419
    Sinar Mas Multiartha Tbk PT............................    16,500    5,982
   *Sugih Energy Tbk PT.................................... 2,359,500   96,251
    Summarecon Agung Tbk PT................................ 2,656,664  258,346

                                     1100

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
    Surya Citra Media Tbk PT.............................   544,000 $   141,551
    Surya Semesta Internusa Tbk PT....................... 1,407,000     128,524
    Suryainti Permata Tbk PT............................. 1,280,000          --
    Tambang Batubara Bukit Asam Persero Tbk PT...........   203,621     197,073
    Telekomunikasi Indonesia Persero Tbk PT..............   160,000     185,102
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR................................................    22,648   1,032,975
    Tiga Pilar Sejahtera Food Tbk........................   576,500      73,457
    Timah Persero Tbk PT.................................   772,000      86,177
    Total Bangun Persada Tbk PT..........................   518,000      50,346
   *Tower Bersama Infrastructure Tbk PT..................   212,000     117,512
   *Trada Maritime Tbk PT................................   946,500     125,168
   *Truba Alam Manunggal Engineering PT.................. 3,328,000      16,191
    Tunas Baru Lampung Tbk PT............................   446,000      20,140
    Tunas Ridean Tbk PT..................................   238,000      17,366
    Ultrajaya Milk Industry & Trading Co. Tbk PT.........   203,000      92,718
    United Tractors Tbk PT...............................   415,295     678,822
    Vale Indonesia Tbk PT................................   820,000     140,867
    Wijaya Karya Persero Tbk PT..........................   633,000     127,792
    XL Axiata Tbk PT.....................................   599,000     262,154
                                                                    -----------
TOTAL INDONESIA..........................................            21,872,613
                                                                    -----------
MALAYSIA -- (3.8%)
    Aeon Co. M Bhd.......................................    33,100     158,176
    Aeon Credit Service M Bhd............................     2,160      12,117
    Affin Holdings Bhd...................................   131,900     171,822
    AirAsia BHD..........................................   403,700     392,658
   *Alam Maritim Resources Bhd...........................    99,300      45,223
    Alliance Financial Group Bhd.........................   320,000     528,382
    AMMB Holdings Bhd....................................   456,175   1,101,285
    Amway Malaysia Hldgs.................................    16,600      62,263
    Ann Joo Resources Bhd................................    94,700      37,936
    APM Automotive Holdings Bhd..........................    33,600      55,730
    Axiata Group Bhd.....................................   307,950     644,228
    Batu Kawan BHD.......................................    32,100     181,008
    Benalec Holdings BHD.................................   112,600      46,129
    BIMB Holdings Bhd....................................   128,900     159,576
   *Bumi Armada Bhd......................................   245,400     298,750
    Bursa Malaysia Bhd...................................    85,700     205,616
    Cahya Mata Sarawak Bhd...............................    41,600      68,938
    Can-One Bhd..........................................    18,800      19,226
    CB Industrial Product Holding Bhd....................    36,140      30,519
    CIMB Group Holdings Bhd..............................   834,100   2,021,762
    Coastal Contracts Bhd................................    99,600      82,545
    Cypark Resources Bhd.................................    54,200      33,707
    Daibochi Plastic & Packaging Industry Bhd............     2,100       2,220
    Daya Materials Bhd...................................   266,500      20,519
    Dayang Enterprise Holdings Bhd.......................    54,900      80,835
    Dialog Group BHD.....................................   327,725     281,643
    DiGi.Com Bhd.........................................   327,700     469,501
    Dijaya Corp. Bhd.....................................   104,100      56,767
    DRB-Hicom Bhd........................................   353,900     276,943
    Dutch Lady Milk Industries BHD.......................     4,900      69,627
    Eastern & Oriental Bhd...............................   281,900     172,918

                                     1101

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
MALAYSIA -- (Continued)
    FAR East Holdings BHD.................................  14,000 $   31,260
    Fraser & Neave Holdings Bhd...........................   9,100     51,346
    Gamuda Bhd............................................ 457,300    670,509
    Genting Plantations Bhd...............................  64,700    196,563
    Globetronics Technology BHD...........................  44,200     35,002
    Glomac Bhd............................................ 119,700     44,278
   *Goldis BHD............................................  10,197      6,256
    Guan Chong Bhd........................................  21,800     11,424
    GuocoLand Malaysia Bhd................................  34,800     12,537
    Hai-O Enterprise BHD..................................  39,400     32,549
    HAP Seng Consolidated Bhd............................. 256,020    156,162
    Hap Seng Plantations Holdings Bhd.....................  90,600     75,107
    Hartalega Holdings Bhd................................  45,000     90,174
   *HO WAH Genting BHD.................................... 145,700     10,109
    Hock Seng LEE BHD.....................................  37,600     23,081
    Hong Leong Bank Bhd................................... 104,840    445,190
    Hong Leong Financial Group Bhd........................  66,600    286,851
    Hong Leong Industries Bhd.............................  54,300     87,147
    Hua Yang Bhd..........................................  36,900     35,280
    Hunza Properties Bhd..................................  39,700     25,193
    HwangDBS Malaysia BHD.................................  30,600     35,680
    IGB Corp. Bhd......................................... 305,190    238,139
    IJM Corp. Bhd......................................... 434,157    774,240
    IJM Land Bhd.......................................... 132,800    116,178
    IJM Plantations Bhd...................................  65,000     60,137
    Inch Kenneth Kajang Rubber............................  77,800     21,573
    Insas Bhd.............................................  52,313      8,542
    IOI Corp. Bhd......................................... 345,105    581,743
    Jaya Tiasa Holdings BHD...............................  34,605     22,311
    JCY International Bhd................................. 128,400     25,921
    K&N Kenanga Holdings BHD..............................  81,000     15,269
    Keck Seng Malaysia Bhd................................  59,800     93,302
    Kian JOO CAN Factory BHD..............................  83,900     73,480
    Kim Loong Resources Bhd...............................  50,920     38,001
   *Kinsteel Bhd..........................................  47,000      4,348
   *KNM Group Bhd......................................... 557,487     76,439
    KSK Group Bhd......................................... 187,600     36,147
   *KSL Holdings BHD......................................  48,500     30,368
    Kuala Lumpur Kepong Bhd...............................  51,350    335,535
    Kulim Malaysia BHD.................................... 178,600    196,048
   *Kumpulan Europlus Bhd.................................  31,800     12,149
    Kumpulan Fima BHD.....................................  22,900     14,529
    Kumpulan Perangsang Selangor Bhd......................  44,200     24,380
   *Land & General BHD.................................... 225,400     31,576
   *Landmarks BHD.........................................  59,300     21,181
    LBS Bina Group Bhd.................................... 118,100     48,389
    Lingkaran Trans Kota Holdings Bhd.....................  69,500     94,348
    Lion Industries Corp. Bhd............................. 107,000     33,014
    LPI Capital Bhd.......................................  10,500     48,993
    Mah Sing Group Bhd.................................... 251,079    188,765
    Malayan Banking Bhd................................... 793,858  2,509,496
    Malayan Flour Mills Bhd...............................  50,500     20,538
    Malaysia Airports Holdings Bhd........................ 157,716    327,722

                                     1102

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                           --------- --------
MALAYSIA -- (Continued)
    Malaysia Marine and Heavy Engineering Holdings Bhd....    99,100 $129,121
   *Malaysian Airline System Bhd.......................... 1,505,170  141,286
    Malaysian Bulk Carriers Bhd...........................   177,625  101,764
    Malaysian Pacific Industries Bhd......................    20,363   16,430
    Malaysian Resources Corp. Bhd.........................   539,000  242,188
    Maxis Bhd.............................................   196,200  430,231
    MBM Resources BHD.....................................    58,230   65,171
    Media Chinese International, Ltd......................    48,500   16,596
    Media Prima Bhd.......................................   278,000  232,586
    Mega First Corp. BHD..................................    46,000   23,969
    MK Land Holdings BHD..................................    31,600    3,460
    MKH BHD...............................................    35,800   27,583
    MMC Corp. Bhd.........................................   251,300  208,128
    MNRB Holdings Bhd.....................................    27,600   29,654
    Mudajaya Group Bhd....................................    52,200   42,617
    Muhibbah Engineering M Bhd............................   123,700   89,437
   *Mulpha International Bhd..............................   522,100   68,361
    My EG Services Bhd....................................    50,400   28,230
    Naim Holdings Bhd.....................................    32,500   38,555
    NCB Holdings Bhd......................................     1,300    1,854
    Nestle Malaysia Bhd...................................     6,200  129,297
    NTPM Holdings Bhd.....................................    50,200    8,583
    Oldtown Bhd...........................................    29,700   25,463
    OSK Holdings BHD......................................   161,209   84,134
    Padini Holdings Bhd...................................    67,000   36,513
    Panasonic Manufacturing Malaysia BHD..................    13,100  104,543
    Paramount Corp. Bhd...................................    55,600   27,416
    Parkson Holdings Bhd..................................   163,530  181,628
   *Perdana Petroleum Bhd.................................    99,300   56,600
   *Perisai Petroleum Teknologi Bhd.......................   268,000  121,416
    Pharmaniaga Bhd.......................................    15,400   21,775
    PJ Development Holdings Bhd...........................   126,900   37,764
    POS Malaysia BHD......................................    86,000  129,808
    PPB Group Bhd.........................................   130,700  600,084
    Press Metal Bhd.......................................    49,300   34,931
    Public Bank Bhd.......................................    99,100  526,888
    Puncak Niaga Holding Bhd..............................    86,200   64,329
    QL Resources Bhd......................................    72,200   76,759
    RHB Capital Bhd.......................................   186,575  474,108
    Rimbunan Sawit Bhd....................................   239,000   58,948
    Salcon Bhd............................................   100,000   19,432
   *Sapurakencana Petroleum Bhd...........................   431,611  513,075
    Sarawak Oil Palms Bhd.................................    24,900   42,829
    Sarawak Plantation Bhd................................     6,400    5,131
    Scomi Energy Services Bhd.............................   156,300   36,977
    Selangor Dredging Bhd.................................   190,000   59,056
    Selangor Properties Bhd...............................     2,100    2,623
    Shangri-La Hotels Malaysia Bhd........................   101,700  218,126
    Shell Refining Co. Federation of Malaya Bhd...........    44,800  114,675
    SHL Consolidated BHD..................................    98,500   56,191
    SP Setia Bhd..........................................   106,400  109,545
    Star Publications Malaysia Bhd........................    80,200   66,769
    Subur Tiasa Holdings Bhd..............................    70,415   41,995

                                     1103

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    Sunway Bhd...........................................   258,800 $   262,782
    Supermax Corp. Bhd...................................   174,350     111,283
    Suria Capital Holdings Bhd...........................    18,100      10,094
    Syarikat Takaful Malaysia Bhd........................    14,400      34,206
   *Symphony Life Bhd....................................    57,015      20,218
    Ta Ann Holdings Bhd..................................    39,289      46,576
    TA Enterprise Bhd....................................   297,700      59,675
    TA Global Bhd........................................   264,180      23,607
    TAN Chong Motor Holdings BHD.........................    68,500     141,025
    Tasek Corp. Bhd......................................     2,100      10,331
    Telekom Malaysia Bhd.................................   161,600     262,565
    Tenaga Nasional Bhd..................................   343,100     940,565
   *TH Heavy Engineering Bhd.............................   200,600      50,350
    TH Plantations Bhd...................................    61,320      34,736
   *Time dotCom Bhd......................................   101,900     117,305
    Top Glove Corp. Bhd..................................   128,300     232,930
    TSH Resources Bhd....................................    72,800      50,725
    Uchi Technologies Bhd................................    51,700      20,523
    UEM Land Holdings Bhd................................   419,364     346,144
    UMW Holdings Bhd.....................................   114,800     490,859
    Unico-Desa Plantations Bhd...........................   214,540      70,069
    Unisem M Bhd.........................................   223,630      62,023
    United Malacca Bhd...................................    20,100      45,903
    United Plantations BHD...............................    21,300     171,131
    UOA Development Bhd..................................   177,300     132,839
    VS Industry Bhd......................................    56,245      21,648
    Wah Seong Corp. Bhd..................................   142,629      84,025
    WCT Holdings Bhd.....................................   289,780     219,632
    Wing Tai Malaysia BHD................................    13,400      10,420
    WTK Holdings BHD.....................................    52,300      19,317
    Yinson Holdings BHD..................................    21,000      31,707
    YNH Property Bhd.....................................    36,499      21,035
    YTL Corp. Bhd........................................ 1,449,564     745,709
    YTL E-Solutions BHD..................................    48,400      10,051
   *YTL Land & Development BHD...........................    61,900      20,402
    YTL Power International Bhd..........................   561,573     280,396
    Zhulian Corp. Bhd....................................    41,700      41,921
                                                                    -----------
TOTAL MALAYSIA...........................................            27,552,427
                                                                    -----------
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A..........................   802,622   2,045,397
    Alsea S.A.B. de C.V..................................   133,712     369,854
    America Movil S.A.B. de C.V. Series L................ 1,437,232   1,508,937
    America Movil S.A.B. de C.V. Series L ADR............   133,377   2,798,249
    Arca Continental S.A.B. de C.V.......................    60,659     454,203
  #*Axtel S.A.B. de C.V..................................   305,060     104,372
   #Banregio Grupo Financiero S.A.B. de C.V..............    19,100     115,577
   *Bio Pappel S.A.B. de C.V.............................    25,132      51,355
    Bolsa Mexicana de Valores S.A.B. de C.V..............    81,094     217,707
  #*Cemex S.A.B. de C.V. Sponsored ADR...................   326,379   3,756,623
    Cia Minera Autlan S.A.B. de C.V. Series B............    17,200       9,830
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........     4,965     701,058
    Compartamos S.A.B. de C.V............................   129,600     234,387

                                     1104

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
MEXICO -- (Continued)
   *Consorcio ARA S.A.B. de C.V. Series *................. 353,248 $   133,027
    Controladora Comercial Mexicana S.A.B. de C.V......... 181,458     770,000
   *Corp. GEO S.A.B. de C.V. Series B..................... 185,607      25,866
    Corp. Moctezuma S.A.B. de C.V. Series *...............  87,200     272,399
  #*Desarrolladora Homex S.A.B. de C.V....................  45,100      13,312
  #*Desarrolladora Homex S.A.B. de C.V. ADR...............   3,666       6,342
    El Puerto de Liverpool S.A.B. de C.V..................  26,541     307,099
   *Empresas ICA S.A.B. de C.V............................  37,500      78,742
   *Empresas ICA S.A.B. de C.V. Sponsored ADR.............  43,420     365,162
   *Financiera Independencia S.A.B. de C.V................  21,447       8,362
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR.................................................  32,592   3,242,578
   *Gruma S.A.B. de C.V. Class B.......................... 117,718     623,578
  #*Grupo Aeromexico S.A.B. de C.V........................     600         788
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V....  63,375     217,622
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR... 10,080 526,478 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.............................................  30,400     158,703
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR....   6,309     747,364
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class
      B...................................................  23,000     272,807
   #Grupo Bimbo S.A.B. de C.V. Series A................... 355,699   1,196,919
    Grupo Carso S.A.B. de C.V. Series A1.................. 133,053     663,455
   #Grupo Comercial Chedraui S.A. de C.V.................. 111,096     360,267
   *Grupo Famsa S.A.B. de C.V. Class A....................  80,346     151,348
    Grupo Financiero Banorte S.A.B. de C.V................ 532,846   3,361,171
    Grupo Financiero Inbursa S.A.B. de C.V................ 402,677     941,689
    Grupo Herdez S.A.B. de C.V. Series *..................  45,119     144,865
   *Grupo KUO S.A.B. de C.V. Series B.....................  28,600      60,457
    Grupo Mexico S.A.B. de C.V. Series B.................. 889,168   2,729,583
  #*Grupo Pochteca S.A.B. de C.V..........................  23,090      37,746
   *Grupo Simec S.A.B. de C.V. Series B...................  36,526     144,042
   *Grupo Simec S.A.B. de C.V. Sponsored ADR..............   1,721      20,532
   *Grupo Sports World S.A.B. de C.V......................  16,500      23,653
    Grupo Televisa S.A.B. Series CPO...................... 208,410   1,125,857
   #Grupo Televisa S.A.B. Sponsored ADR...................  89,689   2,430,572
   *Impulsora del Desarrollo y El Empleo en America
     Latina S.A.B. de C.V................................. 163,400     366,132
    Industrias Bachoco S.A.B. de C.V. ADR.................   1,161      46,637
    Industrias Bachoco S.A.B. de C.V. Series B............   8,451      28,285
   *Industrias CH S.A.B. de C.V. Series B.................  72,797     466,667
    Industrias Penoles S.A.B. de C.V......................  13,840     434,355
   *Inmuebles Carso S.A.B. de C.V.........................  84,300      76,296
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A....... 261,900     863,243
    Megacable Holdings S.A.B. de C.V......................  40,989     121,593
   #Mexichem S.A.B. de C.V................................ 242,804   1,129,166
  #*Minera Frisco S.A.B. de C.V...........................  88,740     194,602
  #*OHL Mexico S.A.B. de C.V.............................. 213,903     564,201
    Organizacion Soriana S.A.B. de C.V. Class B........... 245,520     820,787
   *Promotora y Operadora de Infraestructura S.A.B. de
     C.V..................................................  49,435     518,820
    TV Azteca S.A.B. de C.V............................... 324,269     153,595
  #*Urbi Desarrollos Urbanos S.A.B. de C.V................ 102,404      12,748
    Wal-Mart de Mexico S.A.B. de C.V. Series V............ 440,960   1,206,596
                                                                   -----------
TOTAL MEXICO..............................................          40,533,657
                                                                   -----------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR............................   1,200      15,228

                                     1105

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
PERU -- (Continued)
    Cia de Minas Buenaventura SA ADR......................    15,794 $  225,854
    Credicorp, Ltd........................................     8,070    958,635
                                                                     ----------
TOTAL PERU................................................            1,199,717
                                                                     ----------
PHILIPPINES -- (1.4%)
    Aboitiz Equity Ventures, Inc..........................   285,230    330,349
    Aboitiz Power Corp....................................   282,400    227,265
    Alliance Global Group, Inc............................ 1,180,600    714,224
    Atlas Consolidated Mining & Development...............   168,700     55,923
    Ayala Corp............................................    28,881    401,513
    Ayala Land, Inc.......................................   635,060    439,403
    Bank of the Philippine Islands........................   123,742    268,092
    BDO Unibank, Inc......................................   257,706    480,547
   *Belle Corp............................................ 1,139,100    134,921
    Cebu Air, Inc.........................................    70,340    101,792
    China Banking Corp....................................    93,797    133,462
    DMCI Holdings, Inc....................................   177,490    217,400
    EEI Corp..............................................   111,700     33,382
   *Empire East Land Holdings, Inc........................ 1,223,000     26,735
    Energy Development Corp............................... 2,267,200    315,254
    Filinvest Land, Inc................................... 4,373,000    179,070
    First Gen Corp........................................   377,400    159,900
    First Philippine Holdings Corp........................   110,930    219,669
   *Global-Estate Resorts, Inc............................   685,000     26,466
    Globe Telecom, Inc....................................     9,630    361,919
    International Container Terminal Services, Inc........   193,030    407,357
    JG Summit Holdings, Inc...............................   183,400    177,367
    Jollibee Foods Corp...................................    78,260    279,300
    Lafarge Republic, Inc.................................   205,362     49,352
   *Lepanto Consolidated Mining........................... 1,552,000     22,873
    Lopez Holdings Corp...................................   796,900     93,130
    Macroasia Corp........................................    79,000      4,427
    Manila Electric Co....................................    17,630    116,318
    Manila Water Co., Inc.................................   228,700    171,355
    Megawide Construction Corp............................    49,660     18,842
    Megaworld Corp........................................ 4,366,000    325,301
    Metropolitan Bank & Trust.............................    69,105    168,952
    Pepsi-Cola Products Philippines, Inc..................   440,300     59,595
   *Philex Petroleum Corp.................................    10,900      3,262
    Philippine Long Distance Telephone Co. Sponsored ADR..     4,351    306,658
   *Philippine National Bank..............................    83,200    155,627
    Philippine Stock Exchange, Inc........................     4,420     39,717
    Phoenix Petroleum Philippines, Inc....................   136,240     17,407
    RFM Corp..............................................   243,000     27,411
    Rizal Commercial Banking Corp.........................    88,454    109,153
    Robinsons Land Corp...................................   550,100    288,313
    San Miguel Corp.......................................    90,180    178,563
    Security Bank Corp....................................    70,680    234,345
    Semirara Mining Corp..................................    24,030    137,688
    SM Development Corp...................................   605,693    113,553
    SM Investments Corp...................................    41,250    902,217
    SM Prime Holdings, Inc................................   885,625    357,847
    Union Bank Of Philippines.............................    51,800    159,820

                                     1106

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
PHILIPPINES -- (Continued)
    Universal Robina Corp................................   154,980 $   443,533
    Vista Land & Lifescapes, Inc......................... 1,133,000     149,894
                                                                    -----------
TOTAL PHILIPPINES........................................            10,346,463
                                                                    -----------
POLAND -- (1.7%)
   *Agora SA.............................................    10,877      26,629
   *Alchemia SA..........................................    11,709      18,197
   *AmRest Holdings SE...................................     2,322      63,608
    Apator SA............................................       993       9,295
    Asseco Poland SA.....................................    24,549     350,038
    Bank Handlowy w Warszawie SA.........................     8,197     246,874
   *Bank Millennium SA...................................   136,879     265,636
   #Bank Pekao SA........................................    18,333     941,044
   *Boryszew SA..........................................   566,124      81,243
   #BRE Bank SA..........................................     3,570     479,424
    Budimex SA...........................................     1,004      30,055
    CCC SA...............................................     2,018      59,267
   *CD Projekt Red SA....................................    15,498      51,855
   *Ciech SA.............................................    13,051     101,781
   *Cinema City International NV.........................       439       4,120
   *Cyfrowy Polsat SA....................................    16,170     107,398
   *Echo Investment SA...................................    43,544      89,775
    Elektrobudowa SA.....................................        39       1,598
    Emperia Holding SA...................................     3,083      62,385
    Enea SA..............................................    27,747     117,323
    Eurocash SA..........................................    12,813     238,186
    Fabryki Mebli Forte SA...............................     1,878      14,596
   *Famur SA.............................................    20,638      35,225
    Firma Oponiarska Debica SA...........................     1,289      26,306
    Getin Holding SA.....................................   110,019     108,282
   *Getin Noble Bank SA..................................   200,708     128,573
    Grupa Azoty SA.......................................     7,050     143,651
    Grupa Kety SA........................................     1,634      75,798
   *Grupa Lotos SA.......................................    27,997     288,749
   *Hawe SA..............................................    30,550      25,277
   *Impexmetal SA........................................    60,302      45,234
   *ING Bank Slaski SA...................................     8,829     274,264
    Inter Cars SA........................................       702      32,223
   #Jastrzebska Spolka Weglowa SA........................     8,242     172,247
   *Kernel Holding SA....................................    13,805     215,472
    KGHM Polska Miedz SA.................................    27,584     955,832
    Kopex SA.............................................     6,846      22,121
    LPP SA...............................................        68     148,719
   *Lubelski Wegiel Bogdanka SA..........................     8,564     282,022
   *Netia SA.............................................    69,971      99,635
    Neuca SA.............................................       408      22,576
    Orbis SA.............................................     4,959      53,578
    Pelion SA............................................     2,616      66,791
   *Petrolinvest SA......................................    63,657       8,394
    PGE SA...............................................   174,500     825,152
   *Polimex-Mostostal SA.................................    92,257       4,622
   *Polnord SA...........................................     5,426       9,330
    Polski Koncern Naftowy Orlen SA......................    93,757   1,272,761

                                     1107

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
POLAND -- (Continued)
    Polskie Gornictwo Naftowe i Gazownictwo SA............ 206,042 $   399,383
    Powszechna Kasa Oszczednosci Bank Polski SA........... 126,717   1,474,925
    Powszechny Zaklad Ubezpieczen SA......................   4,652     660,387
   *PZ Cormay SA..........................................   4,936      18,121
   *Rafako SA.............................................   6,073       9,086
   *Rovese SA.............................................  47,343      28,548
   *Stalprodukt SA........................................     290      14,595
    Synthos SA............................................  91,367     125,597
    Tauron Polska Energia SA.............................. 227,754     313,038
    Telekomunikacja Polska SA.............................  97,342     230,451
    TVN SA................................................  28,596      96,428
    Warsaw Stock Exchange.................................   1,958      22,495
    Zaklady Chemiczne Police SA...........................   3,091      24,452
                                                                   -----------
TOTAL POLAND..............................................          12,120,667
                                                                   -----------
RUSSIA -- (3.3%)
   *Etalon Group, Ltd. GDR................................  52,967     211,627
    Eurasia Drilling Co., Ltd. GDR........................  21,304     838,921
   *Federal Hydrogenerating Co. JSC ADR................... 267,730     453,802
   *Gazprom OAO Sponsored ADR............................. 980,768   7,578,977
    Globaltrans Investment P.L.C. GDR.....................   9,224     128,896
   *Integra Group Holdings GDR............................  26,558       6,586
    Lukoil OAO Sponsored ADR..............................  59,110   3,478,227
    Magnitogorsk Iron & Steel Works GDR...................  32,131      98,857
    Mail.ru Group, Ltd. GDR...............................   7,951     254,090
  #*Mechel Sponsored ADR..................................  61,176     173,740
    MMC Norilsk Nickel OJSC ADR...........................  54,136     723,920
    Novolipetsk Steel OJSC GDR............................  16,753     242,887
    Novorossiysk Commercial Sea Port PJSC GDR.............  11,548      77,576
    O'Key Group SA GDR....................................   6,334      81,859
   *PIK Group GDR.........................................  61,288     132,949
    Rosneft OAO GDR....................................... 139,483     985,480
    Rostelecom OJSC Sponsored ADR.........................  18,509     375,991
    Sberbank of Russia Sponsored ADR...................... 311,731   3,578,577
    Severstal OAO GDR.....................................  44,338     333,270
   *Tatneft OAO Sponsored ADR.............................  39,895   1,466,306
    TMK OAO GDR...........................................   5,575      75,240
    Uralkali OJSC GDR.....................................  20,783     450,188
    VimpelCom, Ltd. Sponsored ADR.........................  72,900     729,729
   *VTB Bank OJSC GDR..................................... 197,661     555,198
   *X5 Retail Group NV GDR................................  16,172     269,244
                                                                   -----------
TOTAL RUSSIA..............................................          23,302,137
                                                                   -----------
SOUTH AFRICA -- (6.5%)
   #ABSA Group, Ltd.......................................  53,567     773,871
    Acucap Properties, Ltd................................     541       2,420
    Adcorp Holdings, Ltd..................................  32,653     104,928
    Advtech, Ltd.......................................... 120,102      82,283
    Aeci, Ltd.............................................  47,260     557,552
    Afgri, Ltd............................................  66,963      32,619
   #African Bank Investments, Ltd......................... 176,626     260,313
    African Oxygen, Ltd...................................  36,963      74,277

                                     1108

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH AFRICA -- (Continued)
    African Rainbow Minerals, Ltd.........................  34,912 $  573,750
    Allied Electronics Corp., Ltd.........................   1,837      3,556
   *Allied Technologies, Ltd..............................  12,239     58,301
   *Anglo American Platinum, Ltd..........................  10,178    360,084
    AngloGold Ashanti, Ltd. Sponsored ADR.................  69,070    909,652
   *ArcelorMittal South Africa, Ltd.......................  34,806    117,404
    Argent Industrial, Ltd................................   1,517        880
    Assore, Ltd...........................................   6,194    208,863
    Astral Foods, Ltd.....................................  11,754    110,480
    Aveng, Ltd............................................ 144,403    428,756
    AVI, Ltd..............................................  72,581    422,996
    Barloworld, Ltd.......................................  83,871    695,308
    Bidvest Group, Ltd....................................  72,075  1,780,447
    Blue Label Telecoms, Ltd.............................. 103,795     86,360
   *Brait SE..............................................   1,409      5,975
    Business Connexion Group, Ltd.........................  65,032     35,755
   #Capitec Bank Holdings, Ltd............................  11,720    214,179
    Cashbuild, Ltd........................................   7,956    102,193
    Caxton and CTP Publishers and Printers, Ltd...........  26,485     47,109
    City Lodge Hotels, Ltd................................   8,290    109,045
    Clicks Group, Ltd.....................................  65,860    382,373
    Clover Industries, Ltd................................  29,746     49,793
   *Consolidated Infrastructure Group, Ltd................     920      1,856
    Coronation Fund Managers, Ltd.........................  57,809    384,451
    DataTec, Ltd..........................................  64,520    369,454
    Discovery, Ltd........................................  61,065    551,174
   *Distribution and Warehousing Network, Ltd.............  43,764     34,264
    DRDGOLD, Ltd.......................................... 114,356     62,128
    DRDGOLD, Ltd. Sponsored ADR...........................   1,600      8,672
    EOH Holdings, Ltd.....................................  30,708    183,979
    Eqstra Holdings, Ltd..................................  87,411     60,438
   *Evraz Highveld Steel and Vanadium, Ltd................   5,882      9,742
   #Exxaro Resources, Ltd.................................  29,264    451,072
    Famous Brands, Ltd....................................  12,628    124,876
    FirstRand, Ltd........................................ 564,344  1,692,908
    Foschini Group, Ltd. (The)............................  37,916    385,898
   *Gijima Group, Ltd.....................................  15,250      1,723
    Gold Fields, Ltd......................................   8,786     52,645
   #Gold Fields, Ltd. Sponsored ADR....................... 175,611  1,058,934
    Grindrod, Ltd......................................... 152,522    353,957
    Group Five, Ltd.......................................  52,902    211,885
    Growthpoint Properties, Ltd...........................  50,177    126,423
    Harmony Gold Mining Co., Ltd..........................  50,878    192,060
    Harmony Gold Mining Co., Ltd. Sponsored ADR...........  55,343    213,071
    Holdsport, Ltd........................................   6,165     28,338
    Hudaco Industries, Ltd................................  12,404    115,844
   *Hulamin, Ltd..........................................  41,925     20,028
    Iliad Africa, Ltd.....................................  37,928     16,387
    Illovo Sugar, Ltd.....................................  84,521    279,620
    Impala Platinum Holdings, Ltd......................... 130,985  1,286,562
    Imperial Holdings, Ltd................................  58,291  1,214,972
    Investec, Ltd.........................................  65,563    439,335
    JD Group, Ltd.........................................  47,159    144,793

                                     1109

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH AFRICA -- (Continued)
    JSE, Ltd..............................................  31,916 $  261,603
    Kagiso Media, Ltd.....................................   6,777     16,716
    Kumba Iron Ore, Ltd...................................   7,071    313,120
    Lewis Group, Ltd......................................  36,015    212,523
   #Liberty Holdings, Ltd.................................  34,052    422,037
    Massmart Holdings, Ltd................................  19,522    330,561
   *Merafe Resources, Ltd................................. 213,666     13,905
    Metair Investments, Ltd...............................  47,032    170,878
    MMI Holdings, Ltd..................................... 328,766    715,093
    Mondi, Ltd............................................  27,785    410,740
    Mpact, Ltd............................................  45,066    117,729
    Mr Price Group, Ltd...................................  42,848    558,550
   *Murray & Roberts Holdings, Ltd........................ 161,265    387,265
   *Mvelaserve, Ltd.......................................  18,443     15,655
    Nampak, Ltd........................................... 187,051    605,124
    Naspers, Ltd. Class N.................................  41,454  3,466,881
    Nedbank Group, Ltd....................................  55,221    994,382
   *Northam Platinum, Ltd.................................  81,418    298,618
    Oceana Group, Ltd.....................................  11,240    109,864
    Omnia Holdings, Ltd...................................  20,454    365,061
   *Palabora Mining Co., Ltd..............................   4,584     53,330
    Peregrine Holdings, Ltd...............................  26,279     30,513
    Petmin, Ltd...........................................  40,487      8,216
   #Pick n Pay Stores, Ltd................................  46,436    177,643
   #Pinnacle Technology Holdings, Ltd.....................  43,085    110,985
    Pioneer Foods, Ltd....................................  22,991    187,120
    PPC, Ltd.............................................. 118,343    346,006
    Premium Properties, Ltd...............................  22,528     40,972
    PSG Group, Ltd........................................  34,356    222,920
    Rainbow Chicken, Ltd..................................   6,502     11,161
    Raubex Group, Ltd.....................................  25,981     58,324
    Resilient Property Income Fund, Ltd...................  51,931    272,228
    Reunert, Ltd..........................................  61,902    419,488
   *Royal Bafokeng Platinum, Ltd..........................   6,162     31,627
    Sanlam, Ltd........................................... 439,711  2,113,128
    Santam, Ltd...........................................   7,447    139,799
   *Sappi, Ltd............................................  45,861    122,383
   *Sappi, Ltd. Sponsored ADR............................. 140,883    380,384
    Sasol, Ltd............................................  12,915    593,373
   #Sasol, Ltd. Sponsored ADR.............................  82,436  3,801,124
   *Sentula Mining, Ltd................................... 109,719      7,375
    Shoprite Holdings, Ltd................................  51,130    864,595
   *Sibanye Gold, Ltd.....................................   8,786      6,821
   *Sibanye Gold, Ltd. Sponsored ADR......................  43,902    136,535
    Spar Group, Ltd. (The)................................  23,541    273,452
    Spur Corp., Ltd.......................................  15,549     47,969
    Standard Bank Group, Ltd.............................. 194,365  2,173,360
   *Steinhoff International Holdings, Ltd................. 344,029    910,892
   *Super Group, Ltd...................................... 116,184    275,262
   *Telkom SA SOC, Ltd....................................  67,860    132,981
    Tiger Brands, Ltd.....................................  28,219    877,575
   *Times Media Group, Ltd................................   8,973     17,421
    Tongaat Hulett, Ltd...................................  33,974    434,941

                                     1110

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SOUTH AFRICA -- (Continued)
    Trencor, Ltd..........................................  44,589 $   297,695
    Truworths International, Ltd.......................... 101,239     857,017
    Vodacom Group, Ltd....................................  34,118     402,747
    Wilson Bayly Holmes-Ovcon, Ltd........................  21,115     333,493
    Woolworths Holdings, Ltd..............................  79,988     545,656
    Zeder Investments, Ltd................................ 148,664      60,013
                                                                   -----------
TOTAL SOUTH AFRICA........................................          46,231,840
                                                                   -----------
SOUTH KOREA -- (14.4%)
  #*3S Korea Co., Ltd.....................................  14,725      80,816
  #*Actoz Soft Co., Ltd...................................   1,239      67,530
   *Advanced Nano Products Co., Ltd.......................     279       4,392
  #*Advanced Process Systems Corp.........................   3,786      35,376
    Aekyung Petrochemical Co., Ltd........................     278      15,323
   #Agabang&Company.......................................   8,058      44,970
   #Ahnlab, Inc...........................................     934      42,889
    AK Holdings, Inc......................................     494      17,663
  #*Aminologics Co., Ltd..................................  21,772      44,738
   #Amorepacific Corp.....................................     504     425,108
    AMOREPACIFIC Group....................................     750     259,169
    Anapass, Inc..........................................   4,285      54,681
    Asia Cement Co., Ltd..................................     721      49,182
    Asia Paper Manufacturing Co., Ltd.....................   1,940      33,337
   *Asiana Airlines, Inc..................................  33,400     142,690
    AtlasBX Co., Ltd......................................   2,725     101,609
   *AUK Corp..............................................   5,660      13,398
   #Autech Corp...........................................   6,077      44,396
  #*Avaco Co., Ltd........................................   7,631      38,143
    Baiksan Co., Ltd......................................   4,640      25,794
   *Basic House Co., Ltd. (The)...........................   4,590      75,530
   *BH Co., Ltd...........................................   4,076      41,901
    BHI Co., Ltd..........................................   1,809      30,241
    Binggrae Co., Ltd.....................................     955      89,670
    Bioland, Ltd..........................................   2,817      35,855
  #*Boryung Medience Co., Ltd.............................   3,648      28,602
    BS Financial Group, Inc...............................  57,150     815,773
    Busan City Gas Co., Ltd...............................   2,330      59,655
    Byucksan Corp.........................................   2,510       4,142
  #*CammSys Corp..........................................  24,019      59,901
   #Capro Corp............................................  10,760      76,026
    Cheil Industries, Inc.................................  12,495     988,069
   *Cheil Worldwide, Inc..................................  15,060     345,132
    Chemtronics Co., Ltd..................................   1,838      39,303
  #*Chin Hung International, Inc..........................  18,522      38,062
   *China Great Star International, Ltd...................  13,195      17,774
   *China Ocean Resources Co., Ltd........................  21,710      50,504
    Chosun Refractories Co., Ltd..........................      53       3,627
    CJ CGV Co., Ltd.......................................   2,390     102,185
    CJ CheilJedang Corp...................................   2,196     553,834
   *CJ E&M Corp...........................................   6,693     229,154
   *CJ Korea Express Co., Ltd.............................   1,736     151,923
    CJ O Shopping Co., Ltd................................     608     197,936
   *CNK International Co., Ltd............................   6,947      35,010

                                     1111

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
SOUTH KOREA -- (Continued)
   *Com2uSCorp............................................  1,845 $ 58,095
   #Cosmax, Inc...........................................  1,960   83,232
   *Cosmochemical Co., Ltd................................  2,170   22,011
    Coway Co., Ltd........................................  8,003  426,689
    Credu Corp............................................    719   28,081
    Crown Confectionery Co., Ltd..........................    339   78,854
   *CrucialTec Co., Ltd...................................  5,184   65,060
  #*D.I Corp..............................................  7,090   63,732
    Dae Dong Industrial Co., Ltd..........................  1,430    8,347
    Dae Han Flour Mills Co., Ltd..........................    285   39,952
    Dae Won Kang Up Co., Ltd..............................  6,670   42,667
   *Dae Young Packaging Co., Ltd.......................... 57,950   50,302
    Daechang Co., Ltd..................................... 19,890   19,546
    Daeduck Electronics Co................................  9,060   75,758
    Daeduck GDS Co., Ltd..................................  6,910  115,710
    Daegu Department Store................................  1,950   28,450
    Daehan Steel Co., Ltd.................................  5,070   30,677
   *Daekyung Machinery & Engineering Co., Ltd............. 11,720   18,349
    Daelim Industrial Co., Ltd............................  9,215  728,356
    Daesang Corp..........................................  4,680  146,863
    Daesang Holdings Co., Ltd.............................  2,390   16,584
    Daewon San Up Co., Ltd................................  2,908   20,328
  #*Daewoo Engineering & Construction Co., Ltd............ 32,550  223,384
    Daewoo Securities Co., Ltd............................ 56,981  504,586
   #Daewoo Shipbuilding & Marine Engineering Co., Ltd..... 25,161  663,061
    Daishin Securities Co., Ltd........................... 13,460  106,781
  #*Danal Co., Ltd........................................  2,267   21,303
    Daou Data Corp........................................  7,019   36,042
    Daou Technology, Inc..................................  8,200  121,472
   *Dasan Networks, Inc...................................  3,142   18,108
    Daum Communications Corp..............................  2,032  158,526
   #Dayou Automotive Seat Technology Co., Ltd............. 27,800   27,969
    DGB Financial Group, Inc.............................. 52,330  784,034
  #*Digitech Systems Co., Ltd.............................  3,126   22,291
   *DIO Corp..............................................  4,669   38,084
   *Dong Yang Gang Chul Co., Ltd..........................  5,950   13,230
    Dong-Ah Geological Engineering Co., Ltd...............  1,200   10,543
    Dong-Il Corp..........................................     87    4,142
    Dongaone Co., Ltd.....................................  8,260   22,197
    Dongbang Transport Logistics Co., Ltd.................  6,840   17,287
   *Dongbu HiTek Co., Ltd.................................  7,420   48,026
    Dongbu Insurance Co., Ltd............................. 10,943  463,341
    Dongbu Securities Co., Ltd............................ 13,140   45,368
   *Dongbu Steel Co., Ltd.................................  6,874   17,550
    Dongjin Semichem Co., Ltd.............................  7,060   25,247
   *Dongkook Industrial Co., Ltd.......................... 12,380   37,339
   #Dongkuk Steel Mill Co., Ltd........................... 12,370  135,870
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd............  5,059   17,318
    Dongsung Holdings Co., Ltd............................  3,940   19,215
    Dongwon F&B Co., Ltd..................................    759   90,163
    Dongwon Industries Co., Ltd...........................    318   97,677
    Dongyang Mechatronics Corp............................  7,130   66,955
  #*Doosan Engine Co., Ltd................................  8,950   64,479

                                     1112

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SOUTH KOREA -- (Continued)
   *Doosan Engineering & Construction Co., Ltd............. 15,996 $   36,914
   #Doosan Heavy Industries & Construction Co., Ltd........ 15,725    645,060
  #*Doosan Infracore Co., Ltd.............................. 38,780    425,693
   #Dragonfly GF Co., Ltd..................................  2,130     25,040
  #*Duksan Hi-Metal Co., Ltd...............................  2,788     59,121
    DuzonBIzon Co., Ltd....................................  4,340     43,604
    e-LITECOM Co., Ltd.....................................  2,965     43,522
    E-Mart Co., Ltd........................................  6,928  1,303,818
    E1 Corp................................................    559     37,671
   *Eagon Industries Co., Ltd..............................  3,370     35,560
   #Easy Bio, Inc.......................................... 12,774     54,533
   *Ecopro Co., Ltd........................................  3,593     34,215
   #EG Corp................................................  1,936     41,040
   *ELK Corp...............................................  1,625     15,684
    EMKOREA Co., Ltd.......................................  6,506     42,382
    ENF Technology Co., Ltd................................  2,690     24,535
    Eo Technics Co., Ltd...................................    871     33,913
    Eugene Corp............................................  9,086     25,087
   *Eugene Investment & Securities Co., Ltd................  8,900     17,845
    Eugene Technology Co., Ltd.............................  2,170     42,579
    Fila Korea, Ltd........................................  3,295    196,810
  #*Finetex EnE, Inc.......................................  7,780     20,259
   *Flexcom, Inc...........................................  1,401     16,102
   *Foosung Co., Ltd.......................................  8,920     37,032
    Fursys, Inc............................................  1,797     46,094
   *GameHi Co., Ltd........................................  5,925     38,411
  #*Gamevil, Inc...........................................    784     55,581
    Gaon Cable Co., Ltd....................................    930     16,584
  #*GemVax & Kael Co., Ltd.................................  5,464    104,419
  #*Genic Co., Ltd.........................................  1,734     36,903
    GIIR, Inc..............................................  2,100     15,386
    Global & Yuasa Battery Co., Ltd........................  1,530     76,704
   *GNCO Co., Ltd.......................................... 10,287     18,764
    Golfzon Co., Ltd.......................................  2,430     49,933
   #GS Engineering & Construction Corp..................... 14,766    400,283
    GS Global Corp.........................................  7,260     58,824
    GS Holdings............................................ 17,242    846,716
    GS Home Shopping, Inc..................................    334     73,816
    Gwangju Shinsegae Co., Ltd.............................    188     43,125
    Haesung Industrial Co., Ltd............................    574     20,303
    Halla Engineering & Construction Corp..................  4,540     23,736
    Halla Visteon Climate Control Corp.....................  5,430    160,932
    Han Kuk Carbon Co., Ltd................................  9,150     65,869
    Hana Financial Group, Inc.............................. 76,265  2,442,471
    Handsome Co., Ltd......................................  4,990    123,231
    Hanil Cement Co., Ltd..................................  1,489     75,482
    Hanil E-Wha Co., Ltd...................................  8,450    108,425
  #*Hanjin Heavy Industries & Construction Co., Ltd........ 18,065    199,071
    Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd..................................................  3,084     20,245
  #*Hanjin Shipping Co., Ltd............................... 36,280    260,396
   *Hanjin Shipping Holdings Co., Ltd......................  3,216     13,351
    Hanjin Transportation Co., Ltd.........................  2,540     51,989
    Hankook Shell Oil Co., Ltd.............................    168     57,667

                                     1113

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SOUTH KOREA -- (Continued)
   #Hankook Tire Co., Ltd.................................  8,969 $  479,767
    Hankook Tire Worldwide Co., Ltd.......................  2,050     46,647
   *Hankuk Glass Industries, Inc..........................  1,820     27,860
    Hankuk Paper Manufacturing Co., Ltd...................    770     16,204
   #Hanmi Semiconductor Co., Ltd..........................  7,550     84,603
    Hansae Yes24 Holdings Co., Ltd........................  6,460     31,772
    Hansol Chemical Co., Ltd..............................  2,570     58,907
    Hansol CSN............................................ 18,940     61,025
   *Hansol HomeDeco Co., Ltd.............................. 40,610     45,326
    Hansol Paper Co....................................... 11,550    125,441
   *Hansol Technics Co., Ltd..............................  3,821     66,099
    Hanssem Co., Ltd......................................  2,170     73,065
   #Hanwha Chemical Corp.................................. 30,286    506,340
    Hanwha Corp........................................... 15,494    423,626
   *Hanwha General Insurance Co., Ltd.....................  5,190     21,343
   *Hanwha Investment & Securities Co., Ltd............... 21,144     67,617
    Hanwha Life Insurance Co., Ltd........................ 53,500    320,614
    Hanyang Securities Co., Ltd...........................  1,030      5,861
   #Heung-A Shipping Co., Ltd............................. 22,340     40,397
    HMC Investment Securities Co., Ltd....................  7,873     78,779
   #Hotel Shilla Co., Ltd.................................  6,980    413,181
   #Huchems Fine Chemical Corp............................  4,764     84,227
    Humax Co., Ltd........................................  5,231     61,178
    Husteel Co., Ltd......................................  1,240     24,220
    Hwa Shin Co., Ltd.....................................  4,870     62,413
    Hwacheon Machine Tool Co., Ltd........................    240     10,904
    Hy-Lok Corp...........................................  2,027     43,182
    Hyosung Corp..........................................  8,777    526,327
   *Hyundai BNG Steel Co., Ltd............................  2,940     41,349
    Hyundai Corp..........................................  3,870     78,619
    Hyundai Department Store Co., Ltd.....................  4,248    610,253
   #Hyundai Development Co................................ 20,312    360,273
   *Hyundai Elevator Co., Ltd.............................  1,640     88,244
    Hyundai Engineering & Construction Co., Ltd........... 14,249    750,012
    Hyundai Engineering Plastics Co., Ltd.................  3,250     22,749
    Hyundai Glovis Co., Ltd...............................  1,385    238,610
    Hyundai Greenfood Co., Ltd............................ 14,190    224,086
    Hyundai Heavy Industries Co., Ltd.....................  6,990  1,304,803
    Hyundai Hy Communications & Networks Co., Ltd......... 12,240     60,760
    Hyundai Hysco Co., Ltd................................  8,450    296,424
    Hyundai Marine & Fire Insurance Co., Ltd.............. 17,580    482,316
  #*Hyundai Merchant Marine Co., Ltd...................... 13,096    186,878
    Hyundai Mobis......................................... 10,987  2,678,335
    Hyundai Securities Co., Ltd........................... 43,302    239,728
   #Hyundai Steel Co...................................... 15,387    936,876
   #Hyundai Wia Corp......................................  2,605    380,186
    Hyunjin Materials Co., Ltd............................  3,137     14,788
   *ICD Co., Ltd..........................................  2,226     29,186
    Iljin Display Co., Ltd................................  3,030     41,571
    Iljin Electric Co., Ltd...............................  5,910     19,388
   *Iljin Materials Co., Ltd..............................  5,710     80,212
    Ilshin Spinning Co., Ltd..............................    409     43,515
    IM Co., Ltd...........................................  5,419     29,318

                                     1114

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SOUTH KOREA -- (Continued)
   #iMarketKorea, Inc.....................................  4,690 $  106,809
    Industrial Bank of Korea.............................. 44,560    451,827
   *Infinitt Healthcare Co., Ltd..........................  5,114     39,506
   *Infopia Co., Ltd......................................  2,026     33,421
   *Infraware, Inc........................................  5,651     79,700
   *InkTec Co., Ltd.......................................  2,097     57,264
    InnoWireless, Inc.....................................  1,034     11,727
   *Innox Corp............................................  1,561     37,632
  #*Interflex Co., Ltd....................................  2,187     84,025
    Interpark Corp........................................ 10,479     82,769
    INTOPS Co., Ltd.......................................  1,868     39,245
    Inzi Controls Co., Ltd................................  2,210     10,633
    INZI Display Co., Ltd.................................  5,255     10,472
   *IS Dongseo Co., Ltd...................................  2,725     34,185
    ISU Chemical Co., Ltd.................................  5,540     82,274
    IsuPetasys Co., Ltd...................................  6,490     39,236
    Jahwa Electronics Co., Ltd............................  3,470     64,277
   *JB Financial Group Co., Ltd........................... 21,573    127,016
    JCEntertainment Corp..................................  1,638     24,361
    Jinsung T.E.C.........................................  1,807      9,891
   *Joymax Co., Ltd.......................................  1,748     64,761
   *Jusung Engineering Co., Ltd...........................  8,036     47,551
   *JVM Co., Ltd..........................................  1,013     51,854
   *JYP Entertainment Corp................................  7,076     34,056
    KB Financial Group, Inc............................... 22,120    699,681
    KB Financial Group, Inc. ADR.......................... 48,292  1,526,993
    KC Cottrell Co., Ltd..................................  2,610     28,942
    KC Green Holdings Co., Ltd............................  5,270     55,569
    KC Tech Co., Ltd...................................... 13,940     64,106
    KCC Corp..............................................  1,375    426,758
    KCP Co., Ltd..........................................  4,202     52,755
   *KEC Corp..............................................  1,688        197
    KEPCO Engineering & Construction Co., Inc.............  2,109    135,847
    KEPCO Plant Service & Engineering Co., Ltd............  1,694     82,484
    KG Chemical Corp......................................  2,680     41,876
   #Kginicis Co., Ltd.....................................  2,590     40,242
    KGMobilians Co., Ltd..................................  4,423     58,944
   *KH Vatec Co., Ltd.....................................  3,521     84,132
    KISCO Corp............................................  1,168     28,057
    KISCO Holdings Co., Ltd...............................     41      1,459
    KISWIRE, Ltd..........................................  2,396     76,290
    KIWOOM Securities Co., Ltd............................  3,603    182,414
   *Koentec Co., Ltd...................................... 13,257     26,430
    Koh Young Technology, Inc.............................    823     23,520
    Kolao Holdings........................................  2,982     82,835
    Kolon Corp............................................  3,520     65,419
   *Kolon Global Corp..................................... 15,080     52,338
    Kolon Industries, Inc.................................  6,055    271,988
   #KONA I Co., Ltd.......................................  2,745     89,187
   *Korea Circuit Co., Ltd................................  2,750     37,082
    Korea District Heating Corp...........................    940     78,196
   *Korea Electric Power Corp............................. 15,780    402,836
   *Korea Electric Power Corp. Sponsored ADR.............. 26,350    332,800

                                     1115

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SOUTH KOREA -- (Continued)
    Korea Electric Terminal Co., Ltd......................  1,640 $   54,230
    Korea Gas Corp........................................  4,802    266,726
    Korea Investment Holdings Co., Ltd.................... 12,520    452,654
   #Korea Kolmar Co., Ltd.................................  2,301     47,388
    Korea Kolmar Holdings Co., Ltd........................  1,107     11,174
   *Korea Petrochemical Ind Co., Ltd......................  1,671     83,640
   *Korea Real Estate Investment Trust Co................. 24,796     34,842
    Korea Zinc Co., Ltd...................................  1,951    498,993
   *Korean Air Lines Co., Ltd............................. 11,358    285,106
    Korean Reinsurance Co................................. 26,681    263,951
    Kortek Corp...........................................  2,014     29,572
    KPF...................................................  2,698     19,006
    KPX Chemical Co., Ltd.................................    618     40,363
    KT Corp...............................................  2,060     66,657
    KT Corp. Sponsored ADR................................  6,424    102,912
    KT Skylife Co., Ltd...................................  3,430     97,154
   *KTB Investment & Securities Co., Ltd.................. 13,480     30,637
    Kukdo Chemical Co., Ltd...............................  1,317     61,206
    Kumho Electric Co., Ltd...............................  1,900     56,055
  #*Kumho Industrial Co., Ltd.............................  1,985     25,099
    Kumho Petro chemical Co., Ltd.........................  2,814    224,738
   *Kumho Tire Co., Inc................................... 14,819    151,748
    Kunsul Chemical Industrial Co., Ltd...................    950     20,370
  #*Kwang Myung Electric Engineering Co., Ltd............. 10,100     24,412
    Kyobo Securities Co...................................  6,840     28,532
    Kyung Dong Navien Co., Ltd............................  1,630     29,210
   *Kyungbang, Ltd........................................    258     30,254
    Kyungchang Industrial Co., Ltd........................  1,876     16,115
    KyungDong City Gas Co., Ltd...........................    712     53,664
    Kyungnam Energy Co., Ltd..............................  3,190     17,737
  #*LB Semicon, Inc....................................... 16,693     40,082
    LEENO Industrial, Inc.................................  3,057     60,958
    LG Chem, Ltd..........................................  7,409  1,858,294
   *LG Display Co., Ltd................................... 12,180    302,174
   *LG Display Co., Ltd. ADR.............................. 77,874    964,859
    LG Fashion Corp.......................................  6,894    168,967
    LG Hausys, Ltd........................................  1,879    213,281
    LG Household & Health Care, Ltd.......................  1,019    536,556
   *LG Innotek Co., Ltd...................................  2,944    239,199
    LG International Corp................................. 11,771    321,833
   *LG Uplus Corp......................................... 60,510    737,952
    LIG Insurance Co., Ltd................................ 14,000    307,603
    Livart Furniture Co., Ltd.............................    560      3,705
    Lock & Lock Co., Ltd..................................  6,250    132,276
  #*Logistics Energy Korea Co., Ltd....................... 15,590     28,465
   #Lotte Chemical Corp...................................  5,503    831,734
    Lotte Confectionery Co., Ltd..........................    235    331,596
    Lotte Food Co., Ltd...................................    218    116,008
    LOTTE Himart Co., Ltd.................................  2,444    184,577
   *Lotte Non-Life Insurance Co., Ltd.....................  9,821     27,957
    Lotte Shopping Co., Ltd...............................  3,029    946,752
    LS Corp...............................................  6,169    395,351
   *Lumens Co., Ltd....................................... 10,144     93,456

                                     1116

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
SOUTH KOREA -- (Continued)
    Macquarie Korea Infrastructure Fund................... 88,712 $537,890
   *Macrogen, Inc.........................................  1,740   57,755
   #Maeil Dairy Industry Co., Ltd.........................  3,219  108,906
    Mando Corp............................................  4,074  427,768
  #*Medifron DBT Co., Ltd.................................  5,097   23,271
    MegaStudy Co., Ltd....................................  1,890  110,057
   #Melfas, Inc...........................................  4,370   52,855
    Meritz Finance Group, Inc.............................  7,690   33,902
    Meritz Fire & Marine Insurance Co., Ltd............... 16,911  210,043
    Meritz Securities Co., Ltd............................ 56,485   77,413
    Mirae Asset Securities Co., Ltd.......................  8,445  311,994
   *Miwon Specialty Chemical Co., Ltd.....................     84   26,398
    MK Electron Co., Ltd.................................. 12,447   47,069
    MNTech Co., Ltd.......................................  4,699   38,563
    Modetour Network, Inc.................................  2,902   74,013
    Moorim P&P Co., Ltd................................... 17,550   88,522
    Motonic Corp..........................................  2,770   27,247
    Namhae Chemical Corp..................................  7,650   51,954
    NCSoft Corp...........................................  2,473  374,754
   *Neowiz Games Corp.....................................  6,687   95,179
    NEPES Corp............................................  3,419   36,192
    Nexen Corp............................................  1,633  123,233
   #Nexen Tire Corp.......................................  7,100  105,834
  #*Nexolon Co., Ltd...................................... 33,430   35,399
    NH Investment & Securities Co., Ltd...................  6,661   29,198
    NHN Corp..............................................  3,664  957,237
    NICE Holdings Co., Ltd................................  3,110   30,834
    NK Co., Ltd...........................................  2,980    9,543
    Nong Shim Holdings Co., Ltd...........................    548   36,333
    NongShim Co., Ltd.....................................    861  199,517
    OCI Co., Ltd..........................................  4,275  632,775
    OCI Materials Co., Ltd................................  4,511  152,490
  #*OPTRON-TEC, Inc.......................................  5,461   65,660
   #Orion Corp/Republic of South Korea....................    537  487,568
   *Osstem Implant Co., Ltd...............................  3,092   83,101
  #*Osung LST Co., Ltd....................................  5,389   14,335
    Ottogi Corp...........................................    486  170,083
    Paik Kwang Industrial Co., Ltd........................  2,509    9,152
    Partron Co., Ltd......................................  5,786   85,271
    Poongsan Corp.........................................  8,280  186,356
    Poongsan Holdings Corp................................    510   12,183
    Posco M-Tech Co., Ltd.................................  3,488   26,946
   *Power Logics Co., Ltd.................................  4,300   23,443
   *PSK, Inc..............................................  6,594   34,123
    Pyeong Hwa Automotive Co., Ltd........................  4,793   82,257
  #*Redrover Co., Ltd.....................................  7,376   45,044
    RFsemi Technologies, Inc..............................  3,027   34,982
    S&T Holdings Co., Ltd.................................  1,330   21,233
    S&T Motiv Co., Ltd....................................  3,710   92,197
    S-1 Corp..............................................  2,301  142,348
   #S-Energy Co., Ltd.....................................  1,324   15,374
    S-MAC Co., Ltd........................................  2,708   28,319
    S-Oil Corp............................................  6,891  462,955

                                     1117

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
SOUTH KOREA -- (Continued)
   *Sajo Industries Co., Ltd..............................    435 $    15,787
    Sam Young Electronics Co., Ltd........................  1,830      14,643
    Sam Yung Trading Co., Ltd.............................  3,790      70,945
    Samchully Co., Ltd....................................    631      70,405
   *Samick Musical Instruments Co., Ltd...................  9,290      15,910
    Samick THK Co., Ltd...................................  4,280      27,192
   #Samkwang Glass........................................  1,314      71,880
    Samlip General Foods Co., Ltd.........................  1,060      40,567
    Samsung C&T Corp...................................... 34,349   1,698,636
    Samsung Card Co., Ltd.................................  2,913      97,859
    Samsung Electro-Mechanics Co., Ltd....................  9,099     654,412
    Samsung Electronics Co., Ltd.......................... 10,410  11,862,364
    Samsung Electronics Co., Ltd. GDR..................... 11,685   6,679,228
    Samsung Engineering Co., Ltd..........................  4,501     314,763
   #Samsung Fine Chemicals Co., Ltd.......................  5,953     252,933
    Samsung Fire & Marine Insurance Co., Ltd..............  7,562   1,614,059
    Samsung Heavy Industries Co., Ltd..................... 35,220   1,250,978
    Samsung Life Insurance Co., Ltd.......................  9,661     923,965
    Samsung SDI Co., Ltd.................................. 11,042   1,599,860
    Samsung Securities Co., Ltd........................... 16,186     662,739
   *Samyang Foods Co., Ltd................................  1,700      32,968
    Samyang Holdings Corp.................................  1,286      97,896
    Samyoung Chemical Co., Ltd............................  6,670      17,365
    Sangbo Corp...........................................  3,833      50,973
    SBS Media Holdings Co., Ltd........................... 11,740      52,954
   *SBW................................................... 23,330      18,744
    Seah Besteel Corp.....................................  4,538     127,921
    SeAH Holdings Corp....................................    247      25,256
    SeAH Steel Corp.......................................  1,225     117,766
    Sebang Co., Ltd.......................................  3,040      52,878
    Sejong Industrial Co., Ltd............................  3,320      48,778
    Sempio Foods Co.......................................    710      15,800
   *Seobu T&D.............................................  3,346      60,603
   #Seohan Co., Ltd....................................... 34,466      33,241
  #*Seohee Construction Co., Ltd.......................... 48,053      32,650
    Seoul Semiconductor Co., Ltd..........................  5,363     177,679
   *Sewon Cellontech Co., Ltd.............................  9,450      28,416
   #SEWOONMEDICAL Co., Ltd................................ 10,144      28,697
    SFA Engineering Corp..................................  1,254      63,368
  #*SG Corp............................................... 77,870      61,091
  #*SH Energy & Chemical Co., Ltd......................... 56,460      51,025
  #*Shine Co., Ltd........................................  1,528      14,020
    Shinhan Financial Group Co., Ltd...................... 40,730   1,484,696
    Shinhan Financial Group Co., Ltd. ADR................. 27,601   1,006,608
    Shinsegae Co., Ltd....................................  2,555     497,168
    Shinsegae Information & Communication Co., Ltd........    372      26,117
    Shinsegae International Co., Ltd......................    935      66,051
   *Shinsung Solar Energy Co., Ltd........................ 31,936      38,841
   *Signetics Corp........................................ 12,318      31,518
    SIGONG TECH Co., Ltd..................................  6,507      21,629
    Silicon Works Co., Ltd................................  3,521      68,219
    Silla Co., Ltd........................................  3,715      95,633
   #Simm Tech Co., Ltd....................................  8,465      61,567

                                     1118

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SOUTH KOREA -- (Continued)
    SIMPAC, Inc...........................................  8,170 $   51,954
    SJM Co., Ltd..........................................  3,600     38,068
   *SK Broadband Co., Ltd................................. 35,900    170,916
   #SK C&C Co., Ltd.......................................  3,560    321,496
   #SK Chemicals Co., Ltd.................................  5,244    199,718
  #*SK Communications Co., Ltd............................  4,426     24,823
    SK Gas Co., Ltd.......................................  1,651    110,777
    SK Holdings Co., Ltd..................................  7,014  1,101,852
  #*SK Hynix, Inc......................................... 52,400  1,267,594
    SK Innovation Co., Ltd................................ 15,708  2,123,875
    SK Networks Co., Ltd.................................. 46,730    270,088
   *SK Securities Co., Ltd................................ 86,150     69,639
    SK Telecom Co., Ltd...................................    915    179,277
    SK Telecom Co., Ltd. ADR..............................  6,201    133,880
    SKC Co., Ltd..........................................  7,148    185,608
    SL Corp...............................................  4,230     62,649
  #*SM Culture & Contents Co., Ltd........................ 16,971     49,484
   *SM Entertainment Co...................................  1,288     43,271
   #Songwon Industrial Co., Ltd...........................  6,210     72,338
   *Sonokong Co., Ltd.....................................  5,015     12,350
   *Ssangyong Cement Industrial Co., Ltd..................  4,300     24,635
    Steel Flower Co., Ltd.................................  2,781     16,131
   #STX Corp. Co., Ltd.................................... 10,486     30,923
  #*STX Engine Co., Ltd...................................  9,310     56,991
   *STX Offshore & Shipbuilding Co., Ltd.................. 24,027    116,394
  #*STX Pan Ocean Co., Ltd................................ 37,570     80,303
    Suheung Capsule Co., Ltd..............................  2,170     63,773
    Sun Kwang Co., Ltd....................................  2,221     36,484
   *Sung Jin Geotec Co., Ltd..............................  2,600     23,033
   *Sungchang Enterprise Holdings, Ltd....................  1,980     37,587
   *Sungshin Cement Co., Ltd..............................  5,300     25,609
    Sungwoo Hitech Co., Ltd...............................  4,454     59,248
  #*Suprema, Inc..........................................  2,939     64,534
  #*Synopex, Inc.......................................... 28,253     58,555
    Taekwang Industrial Co., Ltd..........................    139    133,069
   *Taesan LCD Co., Ltd...................................  1,533      6,923
   *Taewoong Co., Ltd.....................................  3,162     63,257
    Taeyoung Engineering & Construction Co., Ltd.......... 11,590     64,225
   *Taihan Electric Wire Co., Ltd......................... 28,582     67,177
    Tailim Packaging Industrial Co., Ltd.................. 15,780     36,194
  #*Tera Resource Co., Ltd................................ 52,415     22,208
   *TK Chemical Corp...................................... 11,625     17,700
    Tongyang Life Insurance............................... 14,620    148,266
  #*Tongyang, Inc......................................... 46,500     43,981
   *Top Engineering Co., Ltd..............................  2,531     11,807
  #*Toptec Co., Ltd.......................................  2,868     48,079
    Tovis Co., Ltd........................................  2,828     24,069
    TS Corp...............................................    730     21,284
   *Ubivelox, Inc.........................................  1,255     26,710
    Uju Electronics Co., Ltd..............................  1,329     28,548
    Unid Co., Ltd.........................................    817     36,923
  #*Unison Co., Ltd.......................................  4,587     19,938
   #Vieworks Co., Ltd.....................................  3,242     51,052

                                     1119

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SOUTH KOREA -- (Continued)
    Visang Education, Inc.................................   4,557 $     61,791
  #*Webzen, Inc...........................................   5,851       43,936
  #*WeMade Entertainment Co., Ltd.........................   1,116       54,990
  #*WillBes & Co. (The)...................................  17,650       19,637
   *WiSoL Co., Ltd........................................   5,288       60,967
   *Woongjin Chemical Co., Ltd............................   5,209       47,039
  #*Woongjin Energy Co., Ltd..............................  14,020       30,512
   *Woongjin Thinkbig Co., Ltd............................   6,512       41,799
    Wooree ETI Co., Ltd...................................   7,385       26,907
    Woori Finance Holdings Co., Ltd.......................  85,330      853,872
   #Woori Finance Holdings Co., Ltd. ADR..................   3,612      108,396
    Woori Financial Co., Ltd..............................   3,307       62,716
    Woori Investment & Securities Co., Ltd................  46,648      485,525
   #WooSung Feed Co., Ltd.................................  11,550       30,108
    Y G-1 Co., Ltd........................................   5,966       70,014
   *Yedangcompany Co., Ltd................................  11,628        6,614
    YESCO Co., Ltd........................................     510       17,332
    YG Entertainment, Inc.................................     938       47,390
    Yoosung Enterprise Co., Ltd...........................   4,210       17,683
    Youlchon Chemical Co., Ltd............................   3,560       42,114
    Young Poong Corp......................................     154      211,603
    Young Poong Precision Corp............................   2,175       20,037
    Youngone Corp.........................................   4,214      130,426
   #Youngone Holdings Co., Ltd............................   1,427       82,534
                                                                   ------------
TOTAL SOUTH KOREA.........................................          102,573,565
                                                                   ------------
TAIWAN -- (13.7%)
    A-DATA Technology Co., Ltd............................  62,000      115,746
    Ability Enterprise Co., Ltd........................... 116,892       93,903
    AcBel Polytech, Inc...................................  75,685       66,925
    Accton Technology Corp................................ 199,858      115,552
   *Acer, Inc............................................. 820,270      605,652
    ACES Electronic Co., Ltd..............................  27,000       22,877
    ACHEM TECHNOLOGY Corp.................................  58,900       30,254
    Acme Electronics Corp.................................  32,000       44,417
    Acter Co., Ltd........................................  13,000       52,508
   *Action Electronics Co., Ltd...........................  45,408        9,770
    Actron Technology Corp................................  13,000       49,792
    Adlink Technology, Inc................................  23,805       35,588
    Advanced Ceramic X Corp...............................  12,000       40,002
    Advanced International Multitech Co., Ltd.............  42,000       45,364
    Advanced Semiconductor Engineering, Inc............... 292,774      240,032
   #Advanced Semiconductor Engineering, Inc. ADR.......... 193,232      774,860
    Advancetek Enterprise Co., Ltd........................  29,580       36,752
    Advantech Co., Ltd....................................  42,345      204,708
   *AGV Products Corp..................................... 232,914       77,635
   #AimCore Technology Co., Ltd...........................  23,000       40,943
    Alcor Micro Corp......................................  17,000       16,287
    ALI Corp.............................................. 102,000       97,077
    Alpha Networks, Inc................................... 110,000       64,648
    Altek Corp............................................ 168,182       90,671
    AMPOC Far-East Co., Ltd...............................  31,000       25,779
    AmTRAN Technology Co., Ltd............................ 286,907      201,062

                                     1120

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Anpec Electronics Corp................................    47,000 $   35,588
    Apacer Technology, Inc................................    47,000     48,804
    APCB, Inc.............................................    39,000     27,681
    Apex Biotechnology Corp...............................    19,477     47,364
    Apex Medical Corp.....................................    21,000     23,745
    Ardentec Corp.........................................   122,000     78,194
    Arima Communications Corp.............................   106,087     42,497
    Asia Cement Corp......................................   428,813    537,527
   *Asia Optical Co., Inc.................................    96,000    105,368
   #Asia Plastic Recycling Holding, Ltd...................    22,800     60,293
    Asia Polymer Corp.....................................    82,200     63,812
    Asia Vital Components Co., Ltd........................    76,278     38,368
    ASROCK, Inc...........................................     8,000     28,689
   #Asustek Computer, Inc.................................    63,996    558,128
    Aten International Co., Ltd...........................    18,000     33,205
   *AU Optronics Corp.....................................   469,000    168,929
  #*AU Optronics Corp. Sponsored ADR......................   123,555    449,740
    Audix Corp............................................    23,000     22,075
    Aurora Corp...........................................    19,693     38,644
    AV Tech Corp..........................................    10,000     29,686
    Avermedia Technologies................................    55,690     23,785
   *Avision, Inc..........................................    64,693     17,379
    AVY Precision Technology, Inc.........................    10,000     16,587
    Awea Mechantronic Co., Ltd............................    12,600     13,174
   *Bank of Kaohsiung.....................................   129,376     41,891
    Basso Industry Corp...................................    43,000     41,944
   *BenQ Materials Corp...................................    49,000     30,995
    BES Engineering Corp..................................   502,000    139,613
    Bin Chuan Enterprise Co., Ltd.........................    14,756     13,383
    Biostar Microtech International Corp..................    73,000     27,337
    Boardtek Electronics Corp.............................    68,000     74,644
   *Bright Led Electronics Corp...........................    23,100     10,477
    C Sun Manufacturing, Ltd..............................    29,000     20,011
   *Cameo Communications, Inc.............................    56,180     17,879
    Capella Microsystems Taiwan, Inc......................    10,773     53,880
    Capital Securities Corp...............................   590,731    196,997
    Career Technology MFG. Co., Ltd.......................    89,000     84,927
    Carnival Industrial Corp..............................    65,000     19,553
   #Catcher Technology Co., Ltd...........................   105,509    456,263
   #Cathay Financial Holding Co., Ltd..................... 1,082,856  1,573,263
    Cathay Real Estate Development Co., Ltd...............   316,000    225,956
    ChainQui Construction Development Co., Ltd............    22,000     16,882
   *Champion Building Materials Co., Ltd..................    99,000     33,197
    Chang Hwa Commercial Bank............................. 1,126,552    645,799
    Chang Wah Electromaterials, Inc.......................    10,676     30,957
    Charoen Pokphand Enterprise...........................    72,000     36,753
    Chaun-Choung Technology Corp..........................    18,000     40,760
    CHC Resources Corp....................................    12,618     22,535
    Chenbro Micom Co., Ltd................................    10,000     10,751
    Cheng Loong Corp......................................   319,480    141,117
    Cheng Shin Rubber Industry Co., Ltd...................   168,529    557,553
    Cheng Uei Precision Industry Co., Ltd.................   110,159    223,502
   *Chenming Mold Industry Corp...........................    41,000     28,341

                                     1121

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Chia Chang Co., Ltd...................................    39,000 $   50,541
    Chia Hsin Cement Corp.................................   127,629     60,617
    Chicony Electronics Co., Ltd..........................    90,221    216,182
    Chien Kuo Construction Co., Ltd.......................   138,675     64,343
    Chilisin Electronics Corp.............................    33,000     18,461
    Chime Ball Technology Co., Ltd........................     9,000     23,806
    Chimei Materials Technology Corp......................    51,000     57,125
    Chin-Poon Industrial Co...............................   134,113    254,704
   *China Airlines, Ltd...................................   789,062    292,100
    China Development Financial Holding Corp.............. 3,382,087    956,934
    China Ecotek Corp.....................................    10,000     28,205
   #China Electric Manufacturing Corp.....................   103,000     50,637
    China General Plastics Corp...........................   164,300    102,082
    China Glaze Co., Ltd..................................    25,000     11,237
    China Life Insurance Co., Ltd.........................   489,251    501,766
   *China Manmade Fibers Corp.............................   385,000    169,155
    China Metal Products..................................   123,694    188,872
    China Motor Corp......................................   176,035    148,293
    China Petrochemical Development Corp..................   484,092    247,769
    China Steel Chemical Corp.............................    21,227    120,693
    China Steel Corp...................................... 1,790,942  1,480,039
    China Steel Structure Co., Ltd........................    36,000     43,215
    China Synthetic Rubber Corp...........................   186,735    193,879
   *China Wire & Cable Co., Ltd...........................    27,000     11,724
    Chinatrust Financial Holding Co., Ltd................. 2,429,223  1,602,341
    Chinese Gamer International Corp......................    15,000     26,252
    Chinese Maritime Transport, Ltd.......................    33,000     35,213
    Chipbond Technology Corp..............................   104,000    229,084
    Chong Hong Construction Co............................    30,888    128,314
    Chroma ATE, Inc.......................................    69,466    145,119
   *Chun YU Works & Co., Ltd..............................    60,000     21,869
    Chun Yuan Steel.......................................   114,999     42,192
    Chung Hsin Electric & Machinery Manufacturing Corp....   141,000     79,893
   *Chung Hung Steel Corp.................................   244,889     68,537
   *Chung Hwa Pulp Corp...................................   228,680     72,994
    Chunghwa Telecom Co., Ltd.............................    60,800    194,374
   #Chunghwa Telecom Co., Ltd. ADR........................    34,215  1,097,275
    Cleanaway Co., Ltd....................................     7,000     46,156
    Clevo Co..............................................   107,869    200,679
   *CMC Magnetics Corp....................................   970,000    169,913
    CoAsia Microelectronics Corp..........................    60,000     43,015
    Collins Co., Ltd......................................    47,770     17,589
   *Compal Communications, Inc............................   120,000    170,623
    Compal Electronics, Inc............................... 1,188,086    823,066
    Compeq Manufacturing Co...............................   378,000    172,479
   *Concord Securities Corp...............................    74,000     18,851
    Continental Holdings Corp.............................   125,000     46,248
    Coretronic Corp.......................................   212,000    182,671
   *Cosmo Electronics Corp................................    11,000     11,372
   *Cosmos Bank Taiwan....................................   102,460     52,069
   #Coxon Precise Industrial Co., Ltd.....................    35,000     64,309
  #*Crystalwise Technology, Inc...........................    52,000     48,220
    CSBC Corp. Taiwan.....................................   132,440     79,682

                                     1122

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                           --------- --------
TAIWAN -- (Continued)
    CTCI Corp.............................................   119,555 $214,989
    CviLux Corp...........................................    39,329   49,733
    Cyberlink Corp........................................    22,034   71,952
    CyberPower Systems, Inc...............................     9,000   16,092
    CyberTAN Technology, Inc..............................    89,576   94,282
   #D-Link Corp...........................................   206,329  116,451
    DA CIN Construction Co., Ltd..........................    41,000   38,822
    Da-Li Construction Co., Ltd...........................    20,543   25,199
    Dah Fung CATV Co., Ltd................................     8,300   16,820
    Darfon Electronics Corp...............................    75,000   52,959
    Daxin Materials Corp..................................     9,000   16,370
   #Delpha Construction Co., Ltd..........................    60,639   23,656
    Delta Electronics, Inc................................   177,521  861,107
    Depo Auto Parts Ind Co., Ltd..........................    30,000   92,046
    DFI, Inc..............................................    46,460   47,698
    Dimerco Express Corp..................................    34,000   19,599
    DYNACOLOR, Inc........................................    16,000   30,511
    Dynamic Electronics Co., Ltd..........................    57,006   18,628
   #Dynapack International Technology Corp................    38,000  107,498
    E Ink Holdings, Inc...................................   264,000  149,333
    E-LIFE MALL Corp......................................    30,000   69,387
  #*E-Ton Solar Tech Co., Ltd.............................    84,032   33,373
    E.Sun Financial Holding Co., Ltd...................... 1,196,460  797,920
   *Eastern Media International Corp......................   263,750   42,658
    Eclat Textile Co., Ltd................................    22,980  176,777
   *Edimax Technology Co., Ltd............................    45,000   20,765
    Edison Opto Corp......................................    22,000   26,028
    eGalax_eMPIA Technology, Inc..........................    25,000   86,553
   #Elan Microelectronics Corp............................    76,370  143,250
    Elite Advanced Laser Corp.............................    22,000   51,387
    Elite Material Co., Ltd...............................    73,909   66,826
    Elite Semiconductor Memory Technology, Inc............    76,000   79,844
    Elitegroup Computer Systems Co., Ltd..................   198,782   76,467
    eMemory Technology, Inc...............................    23,000   64,622
    ENG Electric Co., Ltd.................................    53,000   40,702
    Entie Commercial Bank.................................   189,500   98,654
    Episil Technologies, Inc..............................   116,000   42,674
    Epistar Corp..........................................   255,433  425,363
    Eternal Chemical Co., Ltd.............................   186,721  150,675
   *Etron Technology, Inc.................................   183,000   67,377
   *Eva Airways Corp......................................   467,533  260,535
   *Everest Textile Co., Ltd..............................    83,000   21,865
    Evergreen International Storage & Transport Corp......   184,000  117,504
   *Evergreen Marine Corp. Taiwan, Ltd....................   513,799  287,756
    Everlight Electronics Co., Ltd........................   106,149  167,082
   *Everspring Industry Co................................    95,000   60,309
    Excelsior Medical Co., Ltd............................    19,800   34,484
    Far Eastern Department Stores Co., Ltd................   262,108  249,640
    Far Eastern International Bank........................   452,957  188,607
    Far Eastern New Century Corp..........................   621,275  700,949
    Far EasTone Telecommunications Co., Ltd...............   232,000  590,286
    Faraday Technology Corp...............................   115,738  132,352
   #Farglory Land Development Co., Ltd....................    82,000  148,999

                                     1123

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Federal Corp..........................................   111,800 $   88,016
    Feedback Technology Corp..............................     7,000     12,778
    Feng Hsin Iron & Steel Co.............................    78,550    138,381
    Feng TAY Enterprise Co., Ltd..........................    65,559    132,715
    Firich Enterprises Co., Ltd...........................    31,270     60,168
   *First Copper Technology Co., Ltd......................    36,000     11,128
    First Financial Holding Co., Ltd...................... 1,684,303  1,043,991
    First Hotel...........................................    59,360     39,197
    First Insurance Co., Ltd..............................    93,606     58,697
    First Steamship Co., Ltd..............................   109,595     72,823
   #FLEXium Interconnect, Inc.............................    38,377    140,628
    Flytech Technology Co., Ltd...........................    32,704    125,523
    Forhouse Corp.........................................   140,000     60,407
    Formosa Advanced Technologies Co., Ltd................    28,000     16,787
    Formosa Chemicals & Fibre Corp........................   438,378  1,090,503
   #*Formosa Epitaxy, Inc.................................   146,000     93,339
    Formosa International Hotels Corp.....................     5,286     67,933
    Formosa Optical Technology Co., Ltd...................     7,000     27,143
   #Formosa Petrochemical Corp............................    83,000    215,749
    Formosa Plastics Corp.................................   436,134  1,095,908
    Formosa Taffeta Co., Ltd..............................   237,000    221,934
    Formosan Rubber Group, Inc............................   182,000    143,160
    Formosan Union Chemical...............................    95,266     46,506
    Founding Construction & Development Co., Ltd..........    61,149     41,011
    Foxconn Technology Co., Ltd...........................   162,840    403,896
    Foxlink Image Technology Co., Ltd.....................    63,000     40,955
   *Froch Enterprise Co., Ltd.............................    54,000     16,084
    FSP Technology, Inc...................................    57,349     49,768
    Fubon Financial Holding Co., Ltd......................   879,896  1,235,190
    Fullerton Technology Co., Ltd.........................    15,000     12,684
    Fulltech Fiber Glass Corp.............................    61,544     26,654
    Fwusow Industry Co., Ltd..............................    30,887     15,445
    G Shank Enterprise Co., Ltd...........................    46,000     26,662
   #G Tech Optoelectronics Corp...........................    43,000     82,503
   *Gamania Digital Entertainment Co., Ltd................    43,000     35,297
    Gemtek Technology Corp................................   107,574    112,210
  #*Genesis Photonics, Inc................................   113,267     68,188
    Genius Electronic Optical Co., Ltd....................    13,071     69,046
    GeoVision, Inc........................................     8,720     47,852
    Getac Technology Corp.................................   197,000     98,628
    Giant Manufacturing Co., Ltd..........................    39,287    297,009
   *Giantplus Technology Co., Ltd.........................    11,000      3,988
    Giga Solar Materials Corp.............................     6,900     52,653
    Giga Solution Tech Co., Ltd...........................    26,000     13,996
    Gigabyte Technology Co., Ltd..........................   161,000    145,377
    Gigastorage Corp......................................    75,213     45,909
  #*Gintech Energy Corp...................................   126,703    118,457
    Global Brands Manufacture, Ltd........................   101,666     34,931
    Global Lighting Technologies, Inc.....................    14,000     13,270
    Global Mixed Mode Technology, Inc.....................    29,000     77,376
    Global Unichip Corp...................................    19,000     60,545
    Globe Union Industrial Corp...........................    53,552     38,652
    Gloria Material Technology Corp.......................   159,000    113,904

                                     1124

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *Gold Circuit Electronics, Ltd.........................   182,263 $   42,083
    Goldsun Development & Construction Co., Ltd...........   434,730    171,703
    Good Will Instrument Co., Ltd.........................     5,788      3,274
    Gourmet Master Co., Ltd...............................    12,000     69,777
    Grand Pacific Petrochemical...........................   286,000    173,423
    Grape King Industrial Co..............................    26,000    126,410
    Great China Metal Industry............................    52,000     56,555
    Great Taipei Gas Co., Ltd.............................    78,000     56,985
    Great Wall Enterprise Co., Ltd........................   116,834    105,239
   *Green Energy Technology, Inc..........................    90,537     57,721
   *GTM Corp..............................................    39,000     19,943
    Hannstar Board Corp...................................    72,681     32,454
   *HannStar Display Corp.................................   551,500    219,164
   *HannsTouch Solution, Inc..............................   212,061     73,066
    Harvatek Corp.........................................    44,230     16,953
    Highwealth Construction Corp..........................    86,370    192,545
    HiTi Digital, Inc.....................................     7,559      3,785
    Hitron Technology, Inc................................    78,000     42,112
   #Hiwin Technologies Corp...............................    26,291    164,174
   *Ho Tung Chemical Corp.................................   236,502    105,654
    Hocheng Corp..........................................    38,300     12,511
    Holiday Entertainment Co., Ltd........................    25,000     33,418
    Holtek Semiconductor, Inc.............................    41,000     51,107
    Holy Stone Enterprise Co., Ltd........................    74,000     76,453
    Hon Hai Precision Industry Co., Ltd................... 1,297,142  3,358,705
    Hon Hai Precision Industry Co., Ltd. GDR..............   123,047    637,357
    Hong TAI Electric Industrial..........................    51,000     15,988
   *Horizon Securities Co., Ltd...........................   138,000     51,574
  #*Hota Industrial Manufacturing Co., Ltd................    71,000     87,116
    Hotai Motor Co., Ltd..................................    25,000    276,276
   #Howarm Construction Co., Ltd..........................    56,000     32,441
    Hsin Kuang Steel Co., Ltd.............................    92,788     55,033
    Hsin Yung Chien Co., Ltd..............................     9,000     23,502
   #HTC Corp..............................................    92,660    491,708
    Hu Lane Associate, Inc................................    11,000     30,197
    HUA ENG Wire & Cable..................................   157,000     55,236
    Hua Nan Financial Holdings Co., Ltd................... 1,188,209    691,344
    Huaku Development Co., Ltd............................    64,465    207,902
    Huang Hsiang Construction Co..........................    25,000     59,343
    Hung Poo Real Estate Development Corp.................    92,609     90,943
    Hung Sheng Construction Co., Ltd......................   153,000    146,604
    Huxen Corp............................................    10,000     12,010
    I-Chiun Precision Industry Co., Ltd...................    53,000     31,114
   #I-Sheng Electric Wire & Cable Co., Ltd................    30,000     41,328
    Ibase Technology, Inc.................................    12,529     16,864
   *Ichia Technologies, Inc...............................    85,897     42,770
    ICP Electronics, Inc..................................    66,800     79,441
   #ILI Technology Corp...................................    15,000     34,130
    Infortrend Technology, Inc............................    56,798     28,011
   *Innolux Corp.......................................... 1,662,882    736,694
   *Inotera Memories, Inc.................................   481,000    179,817
    Insyde Software Corp..................................    14,000     20,430
   *Integrated Memory Logic, Ltd..........................    20,895     48,951

                                     1125

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
TAIWAN -- (Continued)
    International Games System Co., Ltd...................  12,000 $ 28,341
    Inventec Corp......................................... 668,181  503,942
   *ITE Technology, Inc...................................  59,000   45,905
    ITEQ Corp.............................................  72,299   78,961
   *J Touch Corp..........................................  48,000   40,001
   *Janfusun Fancyworld Corp.............................. 133,000   18,363
    Jentech Precision Industrial Co., Ltd.................  18,000   32,932
   *Jess-Link Products Co., Ltd...........................  50,500   42,618
    Jih Sun Financial Holdings Co., Ltd................... 160,000   50,221
    Johnson Health Tech Co., Ltd..........................  17,085   58,682
    K Laser Technology, Inc...............................   7,000    4,154
   *Kao Hsing Chang Iron & Steel.......................... 140,000   44,758
    Kaori Heat Treatment Co., Ltd.........................  19,950   47,376
    Kaulin Manufacturing Co., Ltd.........................  39,000   31,089
    KD Holding Corp.......................................   6,000   33,214
    KEE TAI Properties Co., Ltd........................... 134,226   96,107
    Kenda Rubber Industrial Co., Ltd...................... 100,733  260,130
   *Kenmec Mechanical Engineering Co., Ltd................  61,000   20,538
    Kerry TJ Logistics Co., Ltd...........................  82,000  101,098
    Kindom Construction Co................................ 106,000  162,732
    King Slide Works Co., Ltd.............................  12,050  107,744
    King Yuan Electronics Co., Ltd........................ 423,529  282,390
    King's Town Bank...................................... 236,000  204,469
    King's Town Construction Co., Ltd.....................  61,126   59,071
    Kinik Co..............................................  31,000   50,537
    Kinko Optical Co., Ltd................................  37,000   37,731
    Kinpo Electronics..................................... 337,028  103,431
    Kinsus Interconnect Technology Corp...................  57,009  202,982
    KS Terminals, Inc.....................................  23,760   19,169
    Kung Long Batteries Industrial Co., Ltd...............  14,000   40,600
    Kung Sing Engineering Corp............................  45,000   20,603
    Kuo Toong International Co., Ltd......................  25,000   22,109
    Kuoyang Construction Co., Ltd.........................  86,000   59,034
    Kwong Fong Industries.................................  99,800   51,693
    KYE Systems Corp......................................  81,000   28,093
    L&K Engineering Co., Ltd..............................  24,000   21,061
   #LAN FA Textile........................................  78,277   21,569
   #Largan Precision Co., Ltd.............................  11,306  392,638
    LCY Chemical Corp..................................... 148,799  202,179
    Leader Electronics, Inc...............................  30,602   17,996
    Leadtrend Technology Corp.............................   4,159    5,964
    Lealea Enterprise Co., Ltd............................ 230,438   79,807
    LEE CHI Enterprises Co., Ltd..........................  40,000   19,328
  #*Leofoo Development Co................................. 135,000   61,768
    LES Enphants Co., Ltd.................................  53,901   32,497
    Lextar Electronics Corp...............................  57,000   48,566
   *Li Peng Enterprise Co., Ltd........................... 134,162   50,937
    Lian HWA Food Corp....................................  11,000   18,807
    Lien Hwa Industrial Corp.............................. 177,728  117,584
    Lingsen Precision Industries, Ltd..................... 185,000   97,019
    Lite-On Semiconductor Corp............................  69,000   39,298
    Lite-On Technology Corp............................... 432,533  736,316
    Long Bon International Co., Ltd.......................  87,000   57,988

                                     1126

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Long Chen Paper Co., Ltd..............................   122,969 $   45,916
    Longwell Co...........................................    40,000     30,612
    Lotes Co., Ltd........................................    15,631     41,080
    Lumax International Corp., Ltd........................    26,325     57,710
    Lung Yen Life Service Corp............................    19,000     58,569
    Macroblock, Inc.......................................     5,000     12,021
   *Macronix International................................ 1,225,048    294,902
    MacroWell OMG Digital Entertainment Co., Ltd..........    12,000     39,024
    Makalot Industrial Co., Ltd...........................    29,000    158,499
    Marketech International Corp..........................    23,000     13,627
    Masterlink Securities Corp............................   341,000    113,380
   #Mayer Steel Pipe Corp.................................    37,259     15,895
   #MediaTek, Inc.........................................   110,360  1,324,859
    Mega Financial Holding Co., Ltd....................... 1,228,452  1,025,950
    Mercuries & Associates, Ltd...........................    74,500     59,838
    Mercuries Data Systems, Ltd...........................    18,000      5,138
    Merida Industry Co., Ltd..............................    32,300    215,378
    Merry Electronics Co., Ltd............................    75,101    163,347
    Micro-Star International Co., Ltd.....................   233,233    138,247
    Microbio Co., Ltd.....................................    87,470     92,290
   *Microelectronics Technology, Inc......................    75,119     50,081
    Microlife Corp........................................     5,600     15,242
   #MIN AIK Technology Co., Ltd...........................    36,000    101,910
    Mirle Automation Corp.................................    41,046     30,398
   #Mitac International Corp..............................   382,966    132,537
   *Mosel Vitelic, Inc....................................    89,806     17,382
  #*Motech Industries, Inc................................    97,000    125,452
    MPI Corp..............................................    15,000     32,095
    Nak Sealing Technologies Corp.........................    16,000     38,162
    Namchow Chemical Industrial, Ltd......................    42,000     54,105
    Nan Kang Rubber Tire Co., Ltd.........................   125,139    149,076
   *Nan Ren Lake Leisure Amusement Co., Ltd...............    41,000     16,690
    Nan Ya Plastics Corp..................................   722,450  1,517,221
   *Nan Ya Printed Circuit Board Corp.....................    62,072     77,637
    Nantex Industry Co., Ltd..............................    87,360     54,273
   *Nanya Technology Corp.................................    28,000      3,584
    National Petroleum Co., Ltd...........................    49,000     42,954
  #*Neo Solar Power Corp..................................   172,000    122,207
    Netronix, Inc.........................................    29,000     74,321
    New Asia Construction & Development Corp..............    43,000     12,865
    New Era Electronics Co., Ltd..........................    20,000     23,334
  #*Newmax Technology Co., Ltd............................    15,000     54,999
    Nichidenbo Corp.......................................    24,640     19,683
    Nien Hsing Textile Co., Ltd...........................    77,396     64,752
    Nishoku Technology, Inc...............................     9,000     14,696
    Novatek Microelectronics Corp.........................   101,000    446,423
    Nuvoton Technology Corp...............................    26,000     23,998
   *Ocean Plastics Co., Ltd...............................    51,000     62,583
    OptoTech Corp.........................................   200,000     76,347
   *Orient Semiconductor Electronics, Ltd.................    68,000     11,094
    Oriental Union Chemical Corp..........................   166,821    163,111
   #Orise Technology Co., Ltd.............................    29,000     55,974
    Pacific Construction Co...............................    17,000      5,308

                                     1127

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
TAIWAN -- (Continued)
   *Pan Jit International, Inc............................ 107,000 $ 40,432
   *Pan-International Industrial.......................... 123,654  100,427
    Paragon Technologies Co., Ltd.........................  10,656   14,158
    PChome Online, Inc....................................   9,000   51,265
  #*Pegatron Corp......................................... 419,037  618,626
    Phihong Technology Co., Ltd...........................  62,584   39,968
    Phison Electronics Corp...............................  26,000  193,796
    Phoenix Tours International, Inc......................  14,000   28,360
   *Pihsiang Machinery Manufacturing Co., Ltd.............  27,000   23,012
    Pixart Imaging, Inc...................................  44,030   85,113
    Polytronics Technology Corp...........................  21,000   38,662
    Portwell, Inc.........................................  16,000   15,700
    Posiflex Technologies, Inc............................   4,000   13,337
    Pou Chen Corp......................................... 550,144  562,964
   *Power Quotient International Co., Ltd.................  28,800   19,802
   *Powercom Co., Ltd.....................................  13,660    2,322
    Powertech Industrial Co., Ltd.........................  16,000   10,949
    Powertech Technology, Inc............................. 228,400  437,511
    Poya Co., Ltd.........................................  12,120   64,303
    President Chain Store Corp............................  52,000  387,447
    President Securities Corp............................. 212,932  123,414
    Prime Electronics Satellitics, Inc....................  57,750   48,941
    Prince Housing & Development Corp..................... 245,239  169,306
    Promate Electronic Co., Ltd...........................  30,000   26,751
    Promise Technology, Inc...............................  31,000   22,379
   *Qisda Corp............................................ 660,439  153,406
    Qualipoly Chemical Corp...............................  23,000   21,584
   #Quanta Computer, Inc.................................. 254,715  592,476
    Quanta Storage, Inc...................................  75,000   73,255
    Quintain Steel Co., Ltd...............................  74,998   17,355
    Radiant Opto-Electronics Corp.........................  91,144  285,281
   #Radium Life Tech Co., Ltd............................. 189,086  169,629
    Realtek Semiconductor Corp............................ 100,266  239,491
    Rechi Precision Co., Ltd..............................  40,314   34,954
    Rich Development Co., Ltd............................. 204,000  108,468
    Richtek Technology Corp...............................  31,537  128,152
  #*Ritek Corp............................................ 810,117  154,574
   #Ruentex Development Co., Ltd.......................... 141,862  277,247
    Ruentex Industries, Ltd...............................  95,186  217,786
    Run Long Construction Co., Ltd........................  25,000   25,129
    Sampo Corp............................................ 140,000   45,779
    San Fang Chemical Industry Co., Ltd...................  45,168   41,396
    San Shing Fastech Corp................................  11,660   24,628
   *Sanyang Industry Co., Ltd............................. 191,684  193,380
    Sanyo Electric Taiwan Co., Ltd........................  28,000   32,283
    SDI Corp..............................................  28,000   30,480
    Senao International Co., Ltd..........................  34,000  113,880
    Sercomm Corp..........................................  49,000   63,001
    Sesoda Corp...........................................  36,000   39,862
    Sheng Yu Steel Co., Ltd...............................  49,000   31,030
    ShenMao Technology, Inc...............................  22,435   24,919
    Shih Wei Navigation Co., Ltd..........................  58,363   40,167
    Shihlin Electric & Engineering Corp...................  84,000   98,656

                                     1128

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                           --------- --------
TAIWAN -- (Continued)
   *Shihlin Paper Corp....................................    22,000 $ 32,793
   *Shin Kong Financial Holding Co., Ltd.................. 1,697,589  574,796
    Shin Zu Shing Co., Ltd................................    42,149   94,839
   *Shining Building Business Co., Ltd....................    97,060   81,200
    Shinkong Insurance Co., Ltd...........................    56,000   40,292
    Shinkong Synthetic Fibers Corp........................   500,191  165,221
    Shinkong Textile Co., Ltd.............................    45,800   59,263
    Shiny Chemical Industrial Co., Ltd....................     9,000   13,370
    Shuttle, Inc..........................................    77,000   29,613
    Sigurd Microelectronics Corp..........................    98,559   83,900
   *Silicon Integrated Systems Corp.......................   179,126   58,901
   *Silicon Power Computer & Communications, Inc..........    23,000   34,230
    Siliconware Precision Industries Co...................   156,000  180,785
   #Siliconware Precision Industries Co. Sponsored ADR....    89,969  512,823
    Silitech Technology Corp..............................    56,004   84,172
    Simplo Technology Co., Ltd............................    64,000  281,524
    Sinbon Electronics Co., Ltd...........................    78,000   73,824
    Sincere Navigation Corp...............................   101,350   88,783
    Singatron Enterprise Co., Ltd.........................    36,000   21,610
    Sinmag Equipment Corp.................................     4,000   16,940
    Sino-American Silicon Products, Inc...................   187,000  221,375
    Sinon Corp............................................    88,000   44,862
    SinoPac Financial Holdings Co., Ltd................... 1,563,308  787,144
    Sinyi Realty Co.......................................    43,328   71,643
    Sirtec International Co., Ltd.........................    35,000   66,254
    Sitronix Technology Corp..............................    24,434   28,582
    Soft-World International Corp.........................    34,000   59,769
    Solar Applied Materials Technology Co.................    95,000   87,037
   *Solytech Enterprise Corp..............................    32,000   11,296
    Sonix Technology Co., Ltd.............................    50,000   65,818
    Southeast Cement Co., Ltd.............................   137,000   70,928
    Sporton International, Inc............................    17,000   51,774
    St Shine Optical Co., Ltd.............................     9,000  251,793
    Standard Foods Corp...................................    46,627  140,893
   *Star Comgistic Capital Co., Ltd.......................    89,000   33,688
    Stark Technology, Inc.................................    39,000   31,702
    Sunonwealth Electric Machine Industry Co., Ltd........    30,000   17,147
    Sunrex Technology Corp................................    57,028   25,387
    Sunspring Metal Corp..................................     6,000   16,148
   *Super Dragon Technology Co., Ltd......................     8,000    5,557
    Supreme Electronics Co., Ltd..........................    45,000   20,965
    Swancor Ind Co., Ltd..................................     9,000   12,484
    Sweeten Construction Co., Ltd.........................    29,000   20,002
    Syncmold Enterprise Corp..............................    37,000   65,192
    Synnex Technology International Corp..................   242,874  305,053
    Sysage Technology Co., Ltd............................    15,750   14,994
    TA Chen Stainless Pipe................................   200,311  102,355
   *Ta Chong Bank, Ltd....................................   482,604  163,957
   *Ta Chong Securities Co., Ltd..........................     2,000      583
    Ta Ya Electric Wire & Cable...........................   152,174   35,601
    TA-I Technology Co., Ltd..............................    56,159   29,288
    Tah Hsin Industrial Co., Ltd..........................    50,000   48,010
    Taichung Commercial Bank..............................   558,667  203,849

                                     1129

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    TaiDoc Technology Corp................................    14,000 $   34,105
    Taiflex Scientific Co., Ltd...........................    62,000     88,999
    Taimide Tech, Inc.....................................    11,000     10,266
    Tainan Enterprises Co., Ltd...........................    22,000     23,772
    Tainan Spinning Co., Ltd..............................   382,951    186,316
    Taishin Financial Holding Co., Ltd.................... 2,077,597    966,394
    Taisun Enterprise Co., Ltd............................    91,670     45,641
    Taita Chemical Co., Ltd...............................    63,000     28,050
    Taiwan Acceptance Corp................................    16,000     38,624
   *Taiwan Business Bank..................................   914,501    277,906
    Taiwan Cement Corp....................................   643,375    785,800
    Taiwan Chinsan Electronic Industrial Co., Ltd.........    33,000     44,765
    Taiwan Cogeneration Corp..............................    91,077     58,926
    Taiwan Cooperative Financial Holding.................. 1,210,058    691,744
    Taiwan Fertilizer Co., Ltd............................   189,000    461,702
    Taiwan Fire & Marine Insurance Co.....................    53,520     38,436
    Taiwan FU Hsing Industrial Co., Ltd...................    30,000     34,372
    Taiwan Glass Industry Corp............................   242,532    227,464
    Taiwan Hon Chuan Enterprise Co., Ltd..................    62,054    137,702
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.........    30,000     18,082
    Taiwan Kolin Co., Ltd.................................   292,000         --
   *Taiwan Land Development Corp..........................   241,738     87,947
   *Taiwan Life Insurance Co., Ltd........................    91,425     69,552
    Taiwan Line Tek Electronic............................    24,000     19,443
    Taiwan Mask Corp......................................   120,700     39,374
    Taiwan Mobile Co., Ltd................................   112,800    409,768
    Taiwan Navigation Co., Ltd............................    40,000     30,811
    Taiwan Paiho, Ltd.....................................    56,068     59,163
    Taiwan PCB Techvest Co., Ltd..........................    55,733     67,349
    Taiwan Prosperity Chemical Corp.......................    22,000     21,999
   #Taiwan Pulp & Paper Corp..............................   139,000     57,951
    Taiwan Sakura Corp....................................    92,000     50,676
    Taiwan Secom Co., Ltd.................................    53,000    119,458
    Taiwan Semiconductor Co., Ltd.........................    60,000     45,649
    Taiwan Semiconductor Manufacturing Co., Ltd........... 2,004,214  6,815,704
   #Taiwan Semiconductor Manufacturing Co., Ltd.
     Sponsored ADR........................................    45,700    775,986
   *Taiwan Styrene Monomer................................   116,538     67,140
    Taiwan Surface Mounting Technology Co., Ltd...........    78,750    108,525
   *Taiwan TEA Corp.......................................   190,648    120,735
    Taiwan Union Technology Corp..........................    50,000     36,877
    Taiyen Biotech Co., Ltd...............................    58,000     53,104
   *Tatung Co., Ltd.......................................   817,688    206,834
    Te Chang Construction Co., Ltd........................    21,960     19,853
    Teco Electric and Machinery Co., Ltd..................   567,000    617,637
   *Tekcore Co., Ltd......................................    12,000      4,315
    Test Research, Inc....................................    35,571     47,587
    Test-Rite International Co., Ltd......................    93,568     74,933
    Thinking Electronic Industrial Co., Ltd...............    18,000     19,254
    Thye Ming Industrial Co., Ltd.........................    45,000     57,938
    Ton Yi Industrial Corp................................   207,300    181,709
    Tong Hsing Electronic Industries, Ltd.................    34,009    165,560
    Tong Yang Industry Co., Ltd...........................   135,259    192,638
    Tong-Tai Machine & Tool Co., Ltd......................    53,279     41,375

                                     1130

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                           --------- --------
TAIWAN -- (Continued)
    Topco Scientific Co., Ltd.............................    58,240 $ 94,359
    Topco Technologies Corp...............................     8,000   17,686
    Topoint Technology Co., Ltd...........................    56,099   34,976
    Toung Loong Textile Manufacturing.....................    22,000   59,755
    Transasia Airways Corp................................    27,000   11,528
    Transcend Information, Inc............................    33,890   98,305
    Tripod Technology Corp................................   103,170  214,753
    Tsann Kuen Enterprise Co., Ltd........................    32,000   45,800
    TSRC Corp.............................................   128,050  232,147
    Ttet Union Corp.......................................    32,000   59,614
    Tung Ho Steel Enterprise Corp.........................   238,654  202,044
    Tung Thih Electronic Co., Ltd.........................    21,364   48,125
    TXC Corp..............................................    74,204   99,537
    TYC Brother Industrial Co., Ltd.......................    92,091   45,978
   *Tycoons Group Enterprise..............................   118,000   23,186
   *Tyntek Corp...........................................    79,624   16,460
    TZE Shin International Co., Ltd.......................    34,905   16,530
    U-Ming Marine Transport Corp..........................    93,000  140,762
    Ubright Optronics Corp................................    11,000   42,425
    Uni-President Enterprises Corp........................   417,687  851,953
    Unimicron Technology Corp.............................   390,312  358,224
   *Union Bank Of Taiwan..................................   273,603  104,829
    Unitech Printed Circuit Board Corp....................   188,979   70,762
    United Integrated Services Co., Ltd...................    64,000   62,271
    United Microelectronics Corp.......................... 2,005,081  896,839
   #United Microelectronics Corp. Sponsored ADR...........   146,700  322,740
   *Unity Opto Technology Co., Ltd........................    71,593   55,673
    Universal Cement Corp.................................   117,000   67,825
    Unizyx Holding Corp...................................   120,118   54,816
    UPC Technology Corp...................................   211,240  109,155
    USI Corp..............................................   224,372  160,309
    Vanguard International Semiconductor Corp.............   166,000  165,691
    Ve Wong Corp..........................................    20,000   15,526
  #*Via Technologies, Inc.................................    76,998   46,100
    Visual Photonics Epitaxy Co., Ltd.....................    75,677   87,425
    Vivotek, Inc..........................................     5,174   26,466
    Wafer Works Corp......................................    66,000   29,116
    Wah Hong Industrial Corp..............................    19,694   21,722
    Wah Lee Industrial Corp...............................    64,000   88,420
   *Walsin Lihwa Corp..................................... 1,055,000  308,626
   *Walsin Technology Corp................................   152,699   38,905
   *Walton Advanced Engineering, Inc......................    76,000   26,099
    Wan Hai Lines, Ltd....................................   278,247  148,840
    WAN HWA Enterprise Co.................................    10,000    4,819
    Ways Technical Corp., Ltd.............................    16,000   30,762
    Wei Chuan Foods Corp..................................   101,000  186,687
    Wei Mon Industry Co., Ltd.............................   118,763   37,202
    Weikeng Industrial Co., Ltd...........................    51,750   35,277
    Well Shin Technology Co., Ltd.........................    29,160   52,822
    Weltrend Semiconductor................................    59,000   33,223
    Win Semiconductors Corp...............................   168,000  181,706
   *Winbond Electronics Corp.............................. 1,051,000  231,466
  #*Wintek Corp...........................................   563,871  229,370

                                     1131

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
   #Wisdom Marine Lines Co., Ltd.........................    50,000 $    65,513
    Wistron Corp.........................................   648,320     617,526
    Wistron NeWeb Corp...................................    67,490     104,538
    WPG Holdings, Ltd....................................   378,847     471,103
    WT Microelectronics Co., Ltd.........................   102,111     110,831
    WUS Printed Circuit Co., Ltd.........................    75,000      30,002
    XAC Automation Corp..................................    29,000      35,300
   #Xxentria Technology Materials Corp...................    32,000      56,012
   *Yageo Corp...........................................   702,000     235,272
    YC INOX Co., Ltd.....................................   104,000      55,883
   #YeaShin International Development Co., Ltd...........    68,000      59,134
    Yem Chio Co., Ltd....................................    81,977      63,139
    YFY, Inc.............................................   433,891     211,770
    Yieh Phui Enterprise Co., Ltd........................   310,881      92,240
    Young Fast Optoelectronics Co., Ltd..................    50,298      72,774
   #Young Optics, Inc....................................    27,000      61,819
    Youngtek Electronics Corp............................    32,057      71,176
    Yuanta Financial Holding Co., Ltd.................... 2,176,735   1,135,294
    Yulon Motor Co., Ltd.................................   222,783     359,472
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......    25,362      67,784
    Yungtay Engineering Co., Ltd.........................    86,000     207,571
    Zeng Hsing Industrial Co., Ltd.......................    13,649      64,178
    Zenitron Corp........................................    40,000      25,070
    Zig Sheng Industrial Co., Ltd........................   112,110      37,148
    Zinwell Corp.........................................    78,010      67,656
    Zippy Technology Corp................................    16,000      14,010
                                                                    -----------
TOTAL TAIWAN.............................................            97,774,190
                                                                    -----------
THAILAND -- (3.2%)
    AAPICO Hitech PCL....................................    84,120      48,376
    Advanced Info Service PCL............................    86,200     784,888
    Airports of Thailand PCL.............................    69,100     392,965
    AJ Plast PCL.........................................    60,300      20,421
    Amata Corp. PCL......................................   126,800      68,464
    AP Thailand PCL......................................   389,220      72,746
   *Asia Green Energy PCL................................    87,200       6,073
    Asia Plus Securities PCL.............................   671,700      83,694
    Asian Insulators PCL.................................    61,700      33,511
    Bangchak Petroleum PCL...............................   184,400     203,252
    Bangkok Aviation Fuel Services PCL...................    54,500      43,966
    Bangkok Bank PCL (6077019)...........................    76,000     507,476
    Bangkok Bank PCL (6368360)...........................    72,000     471,566
    Bangkok Expressway PCL...............................   131,800     153,697
    Bangkok Insurance PCL................................     1,700      21,345
    Bangkok Life Assurance PCL...........................    87,500     164,936
   *Bangkok Metro PCL.................................... 1,686,100      59,795
    Bangkokland PCL...................................... 2,939,800     137,128
    Bank of Ayudhya PCL (6075949)........................   283,500     337,392
    Bank of Ayudhya PCL (6359933)........................   201,500     239,804
    Banpu PCL (6075864)..................................    33,700     248,713
    Banpu PCL (6368348)..................................     2,100      15,498
    BEC World PCL........................................   130,200     255,824
    Big C Supercenter PCL (6763932)......................    22,000     136,358

                                     1132

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                           ---------- --------
THAILAND -- (Continued)
    Big C Supercenter PCL (6368434).......................     30,600 $189,661
    CalComp Electronics Thailand PCL......................    471,000   42,435
    Central Pattana PCL...................................    228,300  313,639
    Central Plaza Hotel PCL...............................    110,000  106,310
    CH Karnchang PCL......................................    238,900  139,676
    Charoen Pokphand Foods PCL............................    629,693  563,304
    Charoong Thai Wire & Cable PCL........................     92,500   31,030
    CP ALL PCL............................................    330,000  376,917
    CS Loxinfo PCL........................................     30,600   11,732
    Delta Electronics Thailand PCL........................    137,200  196,157
    Dhipaya Insurance PCL.................................     38,400   53,061
    Diamond Building Products PCL.........................     58,500   16,821
    DSG International Thailand PCL........................     67,000   23,974
    Dynasty Ceramic PCL...................................     42,100   79,358
    Eastern Water Resources Development and Management
      PCL.................................................    173,400   71,465
    Erawan Group PCL (The)................................    550,400   68,229
    Esso Thailand PCL.....................................    439,600   97,611
   *G J Steel PCL......................................... 11,407,500   29,157
   *GFPT PCL..............................................    167,700   49,560
    Glow Energy PCL.......................................    124,400  272,249
   *GMM Grammy PCL........................................     65,400   31,760
   *Golden Land Property Development PCL..................     98,200   24,001
   *Grand Canal Land PCL..................................    605,900   60,009
    Hana Microelectronics PCL.............................    126,201   81,849
    Hemaraj Land and Development PCL......................    938,200   98,916
    Home Product Center PCL...............................    438,898  165,463
    ICC International PCL.................................     27,800   35,971
    Indorama Ventures PCL.................................    481,500  273,824
    IRPC PCL..............................................  2,756,200  280,023
   *Italian-Thai Development PCL..........................    645,700   96,958
    Jasmine International PCL.............................    643,800  170,720
    Jaymart PCL...........................................     42,200   27,774
    Kasikornbank PCL (6888794)............................    123,800  739,636
    Kasikornbank PCL (6364766)............................     80,600  469,952
    KCE Electronics PCL...................................     42,200   21,302
    KGI Securities Thailand PCL...........................    370,400   33,372
    Khon Kaen Sugar Industry PCL..........................    230,700   94,344
    Kiatnakin Bank PCL....................................    139,100  191,096
    Krung Thai Bank PCL...................................  1,386,450  784,031
    Krungthai Card PCL....................................     40,200   53,621
    Land and Houses PCL (6581930).........................    323,000  106,291
    Land and Houses PCL (6581941).........................    435,700  140,593
    Lanna Resources PCL...................................     67,200   23,187
    LH Financial Group PCL................................  1,429,460   62,567
    Loxley PCL............................................    405,163   63,687
    LPN Development PCL...................................    153,400  104,390
    Major Cineplex Group PCL..............................     87,900   59,255
    MBK PCL...............................................     25,100  126,703
    MCOT PCL..............................................     82,400  107,936
    Minor International PCL...............................    333,660  245,182
    Modernform Group PCL..................................     18,700    5,945
   *Nation Multimedia Group PCL...........................    753,500   35,388
    Polyplex Thailand PCL.................................    144,500   49,859

                                     1133

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
    Precious Shipping PCL.................................   134,300 $   70,797
    Property Perfect PCL.................................. 1,240,300     45,570
    Pruksa Real Estate PCL................................   200,000    120,128
    PTT Exploration & Production PCL......................   227,786  1,135,291
    PTT Global Chemical PCL...............................   405,456    854,955
    PTT PCL (6420390).....................................   140,400  1,484,741
    PTT PCL (6420408).....................................    28,700    303,505
    Quality Houses PCL.................................... 1,345,983    116,967
   *Raimon Land PCL.......................................   388,000     15,743
    Ratchaburi Electricity Generating Holding PCL
      (6294249)...........................................    85,400    139,150
    Ratchaburi Electricity Generating Holding PCL
      (6362771)...........................................    31,200     50,837
   *Regional Container Lines PCL..........................    84,500     15,928
    Robinson Department Store PCL.........................    79,800    144,048
    Rojana Industrial Park PCL............................   168,200     47,289
    RS PCL................................................    78,400     21,666
    Saha-Union PCL........................................    28,200     36,714
   *Sahaviriya Steel Industries PCL....................... 4,332,600     52,600
    Samart Corp. PCL......................................   133,000     80,310
    Samart I-Mobile PCL...................................   235,900     25,022
    Samart Telcoms PCL....................................    33,200     17,608
    Sansiri PCL........................................... 1,393,500    119,316
    SC Asset Corp PCL.....................................   462,375     57,612
    Siam Cement PCL (6609906).............................    10,000    146,965
    Siam Cement PCL (6609928).............................    24,400    357,035
    Siam City Cement PCL..................................    16,900    231,093
    Siam Commercial Bank PCL..............................   186,500    944,417
    Siam Future Development PCL...........................   169,593     34,135
    Siam Global House PCL.................................   177,683    114,671
    Siam Makro PCL........................................    13,000    322,300
    Siamgas & Petrochemicals PCL..........................   191,800     62,504
    Sino Thai Engineering & Construction PCL..............   170,742    105,282
    SNC Former PCL........................................    42,000     32,339
    Somboon Advance Technology PCL........................    42,750     24,585
   *SPCG PCL..............................................    97,200     68,009
    Sri Trang Agro-Industry PCL...........................   201,700     78,618
    Srithai Superware PCL.................................    26,700     17,828
    STP & I PCL...........................................    25,600     61,751
    Supalai PCL (6554675).................................   156,000     77,252
    Supalai PCL (6554749).................................    30,000     14,856
    Susco PCL.............................................   272,600     34,489
   *SVI PCL...............................................   459,885     52,600
    Symphony Communication PCL............................    14,600      7,323
   *Tata Steel Thailand PCL............................... 1,019,200     24,096
    Thai Airways International PCL........................   291,400    211,335
    Thai Carbon Black PCL.................................    52,300     37,596
    Thai Central Chemical PCL.............................    23,300     18,015
    Thai Factory Development PCL..........................    79,600     23,524
    Thai Oil PCL..........................................   223,300    435,185
   *Thai Reinsurance PCL..................................   269,700     41,015
    Thai Rung Union Car PCL...............................    97,200     28,104
    Thai Stanley Electric PCL.............................     7,000     55,463
    Thai Tap Water Supply PCL.............................   434,500    149,923
    Thai Union Frozen Products PCL........................   144,158    259,070

                                     1134

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
    Thai Vegetable Oil PCL...............................   115,700 $    69,124
    Thai-German Ceramic PCL..............................   208,400      23,969
    Thaicom PCL..........................................   160,200     157,385
    Thanachart Capital PCL...............................   186,200     199,288
    Thitikorn PCL........................................    50,500      19,684
   *Thoresen Thai Agencies PCL...........................   112,994      55,234
    Ticon Industrial Connection PCL......................   147,337      93,674
   *Tipco Asphalt PCL....................................    18,400      32,332
   *TIPCO Foods PCL......................................   127,100      41,013
    Tisco Financial Group PCL............................    90,000     109,265
    TMB Bank PCL......................................... 4,091,300     305,867
    Total Access Communication PCL.......................   107,100     402,053
    Toyo-Thai Corp. PCL..................................    45,600      46,256
    TPI Polene PCL.......................................   260,500      92,382
   *True Corp. PCL....................................... 1,106,047     277,395
    Union Mosaic Industry PCL............................    67,500      34,074
    Unique Engineering & Construction PCL................   153,000      35,684
    Univanich Palm Oil PCL...............................    37,000      13,003
    Univentures PCL......................................   183,900      46,122
    Vanachai Group PCL...................................    83,100       7,540
    Vinythai PCL.........................................   159,500      58,602
    Workpoint Entertainment PCL..........................    30,900      37,021
                                                                    -----------
TOTAL THAILAND...........................................            23,289,981
                                                                    -----------
TURKEY -- (2.1%)
    Adana Cimento Sanayii TAS Class A....................    21,647      45,326
    Adel Kalemcilik Ticaret ve Sanayi A.S................     1,216      37,127
    Akbank TAS...........................................   310,156   1,187,483
    Akcansa Cimento A.S..................................    12,105      67,958
   *Akenerji Elektrik Uretim A.S.........................    75,679      51,543
   *Akfen Holding A.S....................................    46,043     101,656
    Aksa Akrilik Kimya Sanayii...........................    36,019     137,048
    Aksigorta A.S........................................    59,107      74,813
    Alarko Holding A.S...................................    25,099      73,615
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S..     2,373      63,979
   *Anadolu Anonim Tuerk Sigorta Sirketi.................    78,516      50,645
    Anadolu Cam Sanayii A.S..............................    64,382      87,122
    Anadolu Hayat Emeklilik A.S..........................    31,050      59,405
   *Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.........     3,631      39,732
   #Arcelik A.S..........................................    54,000     359,862
   *Asya Katilim Bankasi A.S.............................   238,653     239,774
    Bagfas Bandirma Gubre Fabrik.........................     1,597      34,198
   *Banvit Bandirma Vitaminli Yem Sanayii ASA............     8,696      15,945
   *Baticim Bati Anadolu Cimento Sanayii A.S.............    18,986      60,780
   #BIM Birlesik Magazalar A.S...........................    24,390     561,109
    Bizim Toptan Satis Magazalari A.S....................     6,079      90,661
    Bolu Cimento Sanayii A.S.............................    13,224      14,865
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........     2,700      44,587
   *Boyner Buyuk Magazacilik.............................     7,556      22,599
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S......    16,934      47,364
    Bursa Cimento Fabrikasi A.S..........................     8,612      20,376
    Celebi Hava Servisi A.S..............................     1,711      12,976
    Cimsa Cimento Sanayi VE Tica.........................    14,765      85,342

                                     1135

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------- --------
TURKEY -- (Continued)
    Coca-Cola Icecek A.S...................................   7,251 $203,752
  #*Dogan Sirketler Grubu Holding A.S...................... 287,505  140,563
   *Dogan Yayin Holding A.S................................ 262,529   94,678
    Dogus Otomotiv Servis ve Ticaret A.S...................  21,854  124,165
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S........   4,061    8,877
    Eczacibasi Yatirim Holding Ortakligi A.S...............  10,853   33,892
    EGE Seramik Sanayi ve Ticaret A.S......................  14,245   16,919
    Enka Insaat ve Sanayi A.S..............................  92,197  254,164
    Eregli Demir ve Celik Fabrikalari TAS.................. 494,352  490,309
    Fenerbahce Futbol A.S..................................     555    8,091
    Ford Otomotiv Sanayi A.S...............................  12,517  179,582
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.....     808   11,832
    Gentas Genel Metal Sanayi ve Ticaret A.S...............  36,786   22,984
    Global Yatirim Holding A.S.............................  98,266   69,666
   #Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S....   2,037   54,272
    Goodyear Lastikleri TAS................................   1,186   27,703
   *GSD Holding............................................  79,211   55,246
   *Gubre Fabrikalari TAS..................................   6,731   52,846
   *Gunes Sigorta..........................................  11,861   12,389
   *Hurriyet Gazetecilik A.S...............................  27,657   10,674
   *Ihlas Madencilik A.S...................................   8,037   40,006
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
     Ticaret A.S...........................................   5,919   11,565
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.............  29,013   57,694
   *Is Finansal Kiralama A.S...............................  16,930    8,577
   *Izmir Demir Celik Sanayi A.S...........................  13,823   14,567
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A...............................................  74,534   64,223
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B...............................................  30,002   50,253
   #*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D............................................... 256,166  154,276
    Kartonsan Karton Sanayi ve Ticaret A.S.................     197   22,585
   *Kerevitas Gida Sanayi ve Ticaret A.S...................     308    6,175
    KOC Holding A.S........................................ 117,295  517,231
    Konya Cimento Sanayii A.S..............................     173   22,364
    Koza Altin Isletmeleri A.S.............................   4,956   68,323
   *Koza Anadolu Metal Madencilik Isletmeleri A.S..........  70,788  114,492
    Mardin Cimento Sanayii ve Ticaret A.S..................  10,685   23,707
   *Marshall Boya ve Vernik................................   1,004   19,972
   *Menderes Tekstil Sanayi ve Ticaret A.S.................   7,162    1,729
   *Metro Ticari ve Mali Yatirimlar Holding A.S............  47,720   12,293
   *Migros Ticaret A.S.....................................   7,692   81,154
    Mutlu Aku ve Malzemeleri Sanayi AS.....................   7,218   15,658
   *Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS.......     906   10,325
   #NET Holding A.S........................................  46,905   60,197
    Netas Telekomunikasyon A.S.............................  12,310   44,829
    Nuh Cimento Sanayi A.S.................................  13,377   78,065
   *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S..  33,380   81,174
  #*Petkim Petrokimya Holding A.S.......................... 142,470  198,602
    Pinar Entegre Et ve Un Sanayi A.S......................   5,800   21,147
    Pinar SUT Mamulleri Sanayii A.S........................   7,182   58,776
   *Polyester Sanayi A.S...................................  51,100   24,202
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.....  14,081   20,453
   *Sekerbank TAS.......................................... 139,437  137,943
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S...............  62,227   61,252
    Soda Sanayii A.S.......................................  48,315   56,549

                                     1136

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
TURKEY -- (Continued)
   *TAT Konserve Sanayii A.S..............................  42,626 $     53,072
    TAV Havalimanlari Holding A.S.........................  35,427      221,425
    Tekfen Holding A.S....................................  72,271      228,128
   *Tekstil Bankasi A.S...................................  83,398       73,849
    Tofas Turk Otomobil Fabrikasi A.S.....................  18,934      125,103
   #Trakya Cam Sanayi A.S................................. 118,613      153,161
    Tupras Turkiye Petrol Rafinerileri A.S................  22,835      488,865
    Turcas Petrol A.S.....................................  28,793       44,438
   #Turk Telekomunikasyon A.S.............................  47,806      171,224
    Turk Traktor ve Ziraat Makineleri A.S.................   3,555      110,780
   *Turkcell Iletisim Hizmetleri A.S......................  48,493      281,248
   *Turkcell Iletisim Hizmetleri A.S. ADR.................  34,271      500,014
    Turkiye Garanti Bankasi A.S........................... 393,458    1,535,510
    Turkiye Halk Bankasi A.S.............................. 111,993      841,286
    Turkiye Is Bankasi.................................... 291,883      773,121
    Turkiye Sinai Kalkinma Bankasi A.S.................... 264,664      255,922
    Turkiye Sise ve Cam Fabrikalari A.S................... 176,167      252,909
    Turkiye Vakiflar Bankasi Tao.......................... 223,190      485,802
   #Ulker Biskuvi Sanayi A.S..............................  15,022      101,458
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S...............   9,933       14,442
   *Vestel Elektronik Sanayi ve Ticaret A.S...............  43,607       47,123
   *Yapi Kredi Sigorta A.S................................   6,922       65,894
    Yapi ve Kredi Bankasi A.S............................. 145,404      316,388
   *Zorlu Enerji Elektrik Uretim A.S......................  71,834       48,774
                                                                   ------------
TOTAL TURKEY..............................................           14,910,788
                                                                   ------------
TOTAL COMMON STOCKS.......................................          640,590,570
                                                                   ------------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
    AES Tiete SA..........................................  25,033      247,439
    Alpargatas SA.........................................  31,289      192,146
    Banco ABC Brasil SA...................................  26,997      142,005
    Banco Bradesco SA..................................... 270,290    3,281,843
    Banco Daycoval SA.....................................  15,600       55,525
    Banco do Estado do Rio Grande do Sul SA Class B.......  66,616      445,012
    Banco Industrial e Comercial SA.......................  21,889       35,309
   *Banco Panamericano SA.................................  44,100      117,144
    Banco Pine SA.........................................   7,811       35,060
    Centrais Eletricas Brasileiras SA Class B.............  33,400      121,809
   *Centrais Eletricas de Santa Catarina SA...............   6,450       54,001
    Cia Brasileira de Distribuicao Grupo Pao de Acucar....   7,214      319,979
    Cia de Gas de Sao Paulo Class A.......................   6,800      166,174
    Cia de Saneamento do Parana...........................     100          275
    Cia de Transmissao de Energia Eletrica Paulista.......  10,487      155,833
    Cia Energetica de Minas Gerais........................  24,495      223,975
    Cia Energetica de Sao Paulo Class B...................  42,400      373,382
    Cia Energetica do Ceara Class A.......................   7,465      133,832
    Cia Ferro Ligas da Bahia--Ferbasa.....................  16,000       84,652
    Cia Paranaense de Energia.............................   5,968       73,143
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA..................................................  19,295       51,677
    Eucatex SA Industria e Comercio.......................   6,800       18,033
    Forjas Taurus SA......................................  26,718       27,873

                                     1137

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
BRAZIL -- (Continued)
    Gerdau SA.............................................  10,737 $    68,667
   *Gol Linhas Aereas Inteligentes SA.....................  29,600     101,463
    Itau Unibanco Holding SA.............................. 331,418   4,233,248
    Klabin SA............................................. 110,100     534,731
    Lojas Americanas SA...................................  69,747     486,411
    Marcopolo SA..........................................  56,900     322,991
    Oi SA.................................................  21,363      39,236
    Petroleo Brasileiro SA................................ 197,282   1,408,694
    Randon Participacoes SA...............................  49,300     254,782
    Saraiva SA Livreiros Editores.........................   9,515     123,038
    Suzano Papel e Celulose SA Class A.................... 109,300     372,742
    Telefonica Brasil SA..................................     962      20,371
    Unipar Participacoes SA Class B....................... 125,400      24,735
   *Usinas Siderurgicas de Minas Gerais SA Class A........ 125,400     478,766
                                                                   -----------
TOTAL BRAZIL..............................................          14,825,996
                                                                   -----------
CHILE -- (0.0%)
    Embotelladora Andina SA...............................  18,695      79,240
    Embotelladora Andina SA Class B.......................  18,186      95,558
                                                                   -----------
TOTAL CHILE...............................................             174,798
                                                                   -----------
COLOMBIA -- (0.1%)
    Avianca Holdings SA...................................  10,226      21,750
    Banco Davivienda SA...................................  21,563     262,659
    Grupo Aval Acciones y Valores......................... 199,381     144,163
    Grupo de Inversiones Suramericana SA..................   3,476      69,492
                                                                   -----------
TOTAL COLOMBIA............................................             498,064
                                                                   -----------
TOTAL PREFERRED STOCKS....................................          15,498,858
                                                                   -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Banco Santander Brasil SA 08/02/13....................  71,833          --
   *Refinaria de Petroleos de Manguinhos SA Rights
     01/02/14.............................................   4,365         134
                                                                   -----------
TOTAL BRAZIL..............................................                 134
                                                                   -----------
MALAYSIA -- (0.0%)
   *Puncak Niaga Holding Bhd Warrants 12/29/17............   8,620       4,331
                                                                   -----------
POLAND -- (0.0%)
   *Polimex-Mostostal SA Rights...........................  92,257          --
                                                                   -----------
SOUTH KOREA -- (0.0%)
   *Heung A Shipping Co., Ltd. Rights 08/13/13............   3,598       2,658
   *Innox Corp. Rights 08/22/13...........................     169       1,022
                                                                   -----------
TOTAL SOUTH KOREA.........................................               3,680
                                                                   -----------
THAILAND -- (0.0%)
   *Bangkokland PCL Warrants 06/24/14..................... 765,656       8,806
   *Italian-Thai Development PCL Rights 08/09/13.......... 102,666       5,576

                                     1138

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE++
                                                          ---------- ------------
THAILAND -- (Continued)
   *KCE Electronics PCL Warrants 06/19/16................     10,550 $      3,506
                                                                     ------------
TOTAL THAILAND...........................................                  17,888
                                                                     ------------
TOTAL RIGHTS/WARRANTS....................................                  26,033
                                                                     ------------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)      VALUE+
                                                          ---------- ------------
SECURITIES LENDING COLLATERAL -- (8.0%)
  (S)@DFA Short Term Investment Fund.....................  4,926,534   57,000,000
     @Repurchase Agreement, Deutsche Bank Securities,
      Inc. 0.10%, 08/01/13 (Collateralized by $605,299
      FNMA, rates ranging from 4.500% to 6.000%,
      maturities ranging from 01/01/40 to 05/01/42,
      valued at $388,383) to be repurchased at $380,769.. $      381      380,768
                                                                     ------------
TOTAL SECURITIES LENDING COLLATERAL......................              57,380,768
                                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $694,860,843)^^..................................            $713,496,229
                                                                     ============

                                     1139

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Brazil..................... $ 62,591,770           --   --    $ 62,591,770
    Chile......................   10,832,358           --   --      10,832,358
    China......................   12,092,901 $ 87,755,683   --      99,848,584
    Colombia...................    4,798,843           --   --       4,798,843
    Czech Republic.............           --    1,921,428   --       1,921,428
    Egypt......................           --      358,113   --         358,113
    Hong Kong..................           --       77,693   --          77,693
    Hungary....................           --    1,863,343   --       1,863,343
    India......................    3,188,246   33,402,147   --      36,590,393
    Indonesia..................    1,183,718   20,688,895   --      21,872,613
    Malaysia...................           --   27,552,427   --      27,552,427
    Mexico.....................   40,533,657           --   --      40,533,657
    Peru.......................    1,199,717           --   --       1,199,717
    Philippines................      306,658   10,039,805   --      10,346,463
    Poland.....................           --   12,120,667   --      12,120,667
    Russia.....................    1,357,271   21,944,866   --      23,302,137
    South Africa...............    6,508,372   39,723,468   --      46,231,840
    South Korea................    4,176,448   98,397,117   --     102,573,565
    Taiwan.....................    3,933,424   93,840,766   --      97,774,190
    Thailand...................   23,289,981           --   --      23,289,981
    Turkey.....................      510,339   14,400,449   --      14,910,788
 Preferred Stocks
    Brazil.....................   14,825,996           --   --      14,825,996
    Chile......................      174,798           --   --         174,798
    Colombia...................      498,064           --   --         498,064
 Rights/Warrants
    Brazil.....................           --          134   --             134
    Malaysia...................           --        4,331   --           4,331
    Poland.....................           --           --   --              --
    South Korea................           --        3,680   --           3,680
    Thailand...................           --       17,888   --          17,888
 Securities Lending Collateral.           --   57,380,768   --      57,380,768
                                ------------ ------------   --    ------------
 TOTAL......................... $192,002,561 $521,493,668   --    $713,496,229
                                ============ ============   ==    ============

                                     1140

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company.............................. $2,957,304,962
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,830,724,672)^^.................................... $2,957,304,962
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1141

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES   VALUE+
                                                           ------ -----------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (12.8%)
   *1-800-Flowers.com, Inc. Class A.......................  3,914 $    25,754
    Aaron's, Inc..........................................  7,750     222,115
    Abercrombie & Fitch Co. Class A.......................  8,850     441,349
    Advance Auto Parts, Inc...............................  7,900     651,671
  #*Aeropostale, Inc......................................  8,325     125,957
   *AFC Enterprises, Inc..................................  2,600      95,680
   #AH Belo Corp. Class A.................................  1,226       9,195
   *Amazon.com, Inc....................................... 38,978  11,740,953
    Ambassadors Group, Inc................................  1,423       5,180
   *AMC Networks, Inc. Class A............................  5,981     408,263
   *America's Car-Mart, Inc...............................  1,100      47,608
  #*American Apparel, Inc.................................    532       1,069
    American Eagle Outfitters, Inc........................ 18,300     359,412
    American Greetings Corp. Class A......................  3,222      61,347
  #*American Public Education, Inc........................  2,200      86,922
    Ameristar Casinos, Inc................................  3,254      86,133
  #*ANN, Inc..............................................  5,225     177,075
  #*Apollo Group, Inc. Class A............................ 10,210     186,026
    Arbitron, Inc.........................................  2,800     128,688
    Arctic Cat, Inc.......................................  2,500     137,600
   *Asbury Automotive Group, Inc..........................  2,900     141,636
   *Ascena Retail Group, Inc.............................. 13,900     265,351
  #*Ascent Capital Group, Inc. Class A....................  1,135      88,201
    Autoliv, Inc.......................................... 10,143     829,393
   *AutoNation, Inc.......................................  4,387     210,137
   *AutoZone, Inc.........................................  3,400   1,525,172
   *Ballantyne Strong, Inc................................  2,600      10,660
  #*Bally Technologies, Inc...............................  4,400     315,392
  #*Barnes & Noble, Inc...................................  3,400      60,690
    Bassett Furniture Industries, Inc.....................    306       4,875
    Beasley Broadcasting Group, Inc. Class A..............    325       2,610
  #*Beazer Homes USA, Inc.................................    779      13,391
   #bebe stores, Inc......................................  3,388      20,260
   *Bed Bath & Beyond, Inc................................ 22,104   1,690,293
    Belo Corp. Class A....................................  8,900     126,914
    Best Buy Co., Inc..................................... 29,105     875,769
    Big 5 Sporting Goods Corp.............................  2,146      43,499
   *Big Lots, Inc.........................................  5,898     213,095
  #*Biglari Holdings, Inc.................................    215      89,560
  #*BJ's Restaurants, Inc.................................  2,498      89,029
  #*Blue Nile, Inc........................................  1,407      54,634
   #Blyth, Inc............................................    836      11,712
    Bob Evans Farms, Inc..................................  3,500     177,870
   *Body Central Corp.....................................  1,200      14,472
   #Bon-Ton Stores, Inc. (The)............................  2,096      39,531
   *Books-A-Million, Inc..................................  1,295       3,212
   *BorgWarner, Inc....................................... 12,365   1,179,992
  #*Boyd Gaming Corp......................................  5,900      78,529
  #*Bravo Brio Restaurant Group, Inc......................  1,543      25,213
  #*Bridgepoint Education, Inc............................  2,100      33,852
   #Brinker International, Inc............................  7,728     310,279

                                     1142

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Brown Shoe Co., Inc...................................   5,187 $   123,295
    Brunswick Corp........................................   9,823     370,818
   #Buckle, Inc. (The)....................................   3,112     174,210
  #*Buffalo Wild Wings, Inc...............................   2,000     207,160
   *Build-A-Bear Workshop, Inc............................   2,400      17,064
  #*Cabela's, Inc.........................................   4,900     336,336
    Cablevision Systems Corp. Class A.....................  20,795     388,659
   *Cache, Inc............................................   1,087       4,565
   #Callaway Golf Co......................................   6,900      49,542
   *Cambium Learning Group, Inc...........................  11,314      15,387
   *Capella Education Co..................................   1,400      68,614
   *Career Education Corp.................................   6,800      21,896
   *CarMax, Inc...........................................  24,738   1,213,152
  #*Carmike Cinemas, Inc..................................   1,680      30,778
    Carnival Corp.........................................  46,805   1,733,189
    Carriage Services, Inc................................   2,167      40,653
  #*Carrols Restaurant Group, Inc.........................   2,151      14,132
    Carter's, Inc.........................................   6,800     484,976
    Cato Corp. (The) Class A..............................   2,761      77,722
   *Cavco Industries, Inc.................................   1,157      63,392
    CBS Corp. Class A.....................................   5,128     273,579
    CBS Corp. Class B.....................................  62,458   3,300,281
    CEC Entertainment, Inc................................   1,857      77,233
   *Central European Media Enterprises, Ltd. Class A......     524       1,761
   *Charter Communications, Inc. Class A..................   7,900     993,346
   #Cheesecake Factory, Inc. (The)........................   5,550     235,542
    Cherokee, Inc.........................................     542       7,030
    Chico's FAS, Inc......................................  18,000     308,340
   *Children's Place Retail Stores, Inc. (The)............   2,340     126,454
   *Chipotle Mexican Grill, Inc...........................   3,385   1,395,534
   #Choice Hotels International, Inc......................   3,175     131,985
   *Christopher & Banks Corp..............................     817       5,588
    Churchill Downs, Inc..................................   1,444     117,267
    Cinemark Holdings, Inc................................  11,217     326,639
   *Citi Trends, Inc......................................   1,200      16,908
   *Clear Channel Outdoor Holdings, Inc. Class A..........   3,850      28,567
    Coach, Inc............................................  28,168   1,496,566
  #*Coldwater Creek, Inc..................................     300         792
   #Collectors Universe...................................     600       9,654
   #Columbia Sportswear Co................................   1,327      85,618
    Comcast Corp. Class A................................. 224,903  10,138,627
    Comcast Corp. Special Class A.........................  53,572   2,309,489
   *Conn's, Inc...........................................   2,882     186,235
   #Cooper Tire & Rubber Co...............................   6,429     215,629
    Core-Mark Holding Co., Inc............................   1,200      75,180
  #*Corinthian Colleges, Inc..............................   8,800      19,712
    Cracker Barrel Old Country Store, Inc.................   2,300     225,170
   *Crocs, Inc............................................   9,700     132,599
   *Crown Media Holdings, Inc. Class A....................     130         386
    CSS Industries, Inc...................................   1,250      33,287
  #*CST Brands, Inc.......................................   6,522     212,682
    CTC Media, Inc........................................   6,208      68,909
    Culp, Inc.............................................   1,492      28,706

                                     1143

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
  #*Cumulus Media, Inc. Class A...........................   4,000 $   17,120
    Dana Holding Corp.....................................  16,000    349,600
    Darden Restaurants, Inc...............................  12,962    635,786
  #*Deckers Outdoor Corp..................................   3,000    164,490
  #*dELiA*s, Inc..........................................   1,100      1,650
    Delphi Automotive P.L.C...............................  31,209  1,676,547
    Destination Maternity Corp............................   1,600     48,096
   *Destination XL Group, Inc.............................   4,200     27,090
   #DeVry, Inc............................................     182      5,475
    Dick's Sporting Goods, Inc............................   9,990    513,586
  #*Digital Generation, Inc...............................   2,200     17,050
    Dillard's, Inc. Class A...............................   3,826    323,029
    DineEquity, Inc.......................................   1,700    118,439
   *DIRECTV...............................................  57,609  3,644,921
   *Discovery Communications, Inc.........................  11,452    832,102
   *Discovery Communications, Inc. Class A................  15,081  1,202,257
    DISH Network Corp. Class A............................  22,000    982,300
   *Dollar General Corp...................................  30,484  1,666,560
   *Dollar Tree, Inc......................................  24,100  1,292,965
    Domino's Pizza, Inc...................................   5,786    362,088
    Dorman Products, Inc..................................   2,578    121,372
    Dover Downs Gaming & Entertainment, Inc...............   2,000      2,920
    DR Horton, Inc........................................  29,700    596,970
  #*DreamWorks Animation SKG, Inc. Class A................   7,680    190,157
    Drew Industries, Inc..................................   2,271     92,725
    DSW, Inc. Class A.....................................   3,808    288,608
    Dunkin' Brands Group, Inc.............................  10,785    465,912
  #*Education Management Corp.............................   3,571     25,176
    Einstein Noah Restaurant Group, Inc...................     395      6,411
  #*Entercom Communications Corp. Class A.................   2,510     24,623
    Entravision Communications Corp. Class A..............   4,908     27,927
    Ethan Allen Interiors, Inc............................   2,900     88,073
   *EW Scripps Co. Class A................................   3,300     54,813
    Expedia, Inc..........................................  10,207    481,056
   *Express, Inc..........................................   8,200    184,910
    Family Dollar Stores, Inc.............................  10,212    702,177
   *Famous Dave's Of America, Inc.........................   1,098     17,733
  #*Federal-Mogul Corp....................................   2,097     32,671
   *Fiesta Restaurant Group, Inc..........................   1,878     59,251
   *Fifth & Pacific Cos., Inc.............................  12,745    303,586
    Finish Line, Inc. (The) Class A.......................   5,300    117,978
    Fisher Communications, Inc............................     600     24,582
    Foot Locker, Inc......................................  15,542    561,532
    Ford Motor Co......................................... 386,912  6,531,075
   *Fossil Group, Inc.....................................   5,314    584,009
    Fred's, Inc. Class A..................................   3,670     63,124
  #*Fuel Systems Solutions, Inc...........................   1,392     25,320
   *Furniture Brands International, Inc...................     628      1,476
   *G-III Apparel Group, Ltd..............................   1,800     92,628
   *Gaiam, Inc. Class A...................................   1,309      6,375
   #GameStop Corp. Class A................................  12,940    634,836
   #Gaming Partners International Corp....................     800      6,808
    Gannett Co., Inc......................................  23,899    615,638

                                     1144

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Gap, Inc. (The).......................................  32,880 $ 1,509,192
   #Garmin, Ltd...........................................  12,906     517,272
   *Geeknet, Inc..........................................     500       7,190
   *General Motors Co.....................................  74,960   2,688,815
  #*Genesco, Inc..........................................   2,400     168,912
   #Gentex Corp...........................................  15,495     349,877
   *Gentherm, Inc.........................................   2,458      50,143
   #Genuine Parts Co......................................  16,830   1,379,892
    GNC Holdings, Inc. Class A............................  10,132     534,767
   *Goodyear Tire & Rubber Co. (The)......................  26,660     493,210
   *Gordmans Stores, Inc..................................     279       3,903
   *Grand Canyon Education, Inc...........................   4,308     145,697
   *Gray Television, Inc..................................   3,550      27,725
    Group 1 Automotive, Inc...............................   2,780     202,356
   *Groupon, Inc..........................................  27,605     244,580
    Guess?, Inc...........................................   6,590     221,951
    H&R Block, Inc........................................  29,001     911,501
    Hanesbrands, Inc......................................  10,675     677,435
    Harley-Davidson, Inc..................................  24,000   1,362,480
    Harman International Industries, Inc..................   7,400     447,922
    Harte-Hanks, Inc......................................   3,368      32,198
   #Hasbro, Inc...........................................  12,600     579,600
    Haverty Furniture Cos., Inc...........................   1,700      44,200
   *Helen of Troy, Ltd....................................   4,100     174,168
   *hhgregg, Inc..........................................   2,516      39,476
  #*Hibbett Sports, Inc...................................   2,888     169,381
    Hillenbrand, Inc......................................   6,405     158,780
    Home Depot, Inc. (The)................................ 155,992  12,328,048
  #*HomeAway, Inc.........................................   3,600     108,396
   #Hooker Furniture Corp.................................   1,300      21,853
    HSN, Inc..............................................   4,220     253,453
   *Hyatt Hotels Corp. Class A............................   4,993     225,933
  #*Iconix Brand Group, Inc...............................   7,198     236,382
    International Game Technology.........................  27,800     513,466
    International Speedway Corp. Class A..................   2,075      70,239
    Interpublic Group of Cos., Inc. (The).................  44,816     737,223
    Interval Leisure Group, Inc...........................   4,458      95,892
  #*iRobot Corp...........................................   2,767      96,734
  #*Isle of Capri Casinos, Inc............................   3,400      26,996
  #*ITT Educational Services, Inc.........................   1,300      34,099
   *Jack in the Box, Inc..................................   4,400     176,396
    JAKKS Pacific, Inc....................................   2,151      12,927
   *Jarden Corp...........................................   9,712     441,605
  #*JC Penney Co., Inc....................................  16,086     234,856
   #John Wiley & Sons, Inc. Class A.......................   5,120     231,066
    Johnson Controls, Inc.................................  70,796   2,846,707
   *Johnson Outdoors, Inc. Class A........................   1,187      30,233
    Jones Group, Inc. (The)...............................   8,808     144,627
  #*Jos A Bank Clothiers, Inc.............................   3,300     134,838
   *Journal Communications, Inc. Class A..................   5,077      46,505
  #*K12, Inc..............................................   2,215      68,886
   #KB Home...............................................   8,900     157,975
   *Kid Brands, Inc.......................................   1,200       1,944

                                     1145

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Kirkland's, Inc.......................................   1,502 $    26,405
   #Kohl's Corp...........................................  23,760   1,258,805
   *Kona Grill, Inc.......................................   1,120      14,370
   *Krispy Kreme Doughnuts, Inc...........................   5,319     111,805
    L Brands, Inc.........................................  26,236   1,463,182
    La-Z-Boy, Inc.........................................   6,000     124,380
  #*Lakeland Industries, Inc..............................   1,000       4,320
   *Lamar Advertising Co. Class A.........................   6,915     299,627
    Las Vegas Sands Corp..................................  42,699   2,372,783
  #*LeapFrog Enterprises, Inc.............................   5,500      63,360
    Lear Corp.............................................  10,200     706,554
  #*Learning Tree International, Inc......................   1,342       4,227
    Leggett & Platt, Inc..................................  15,277     479,851
   #Lennar Corp. Class A..................................  17,141     580,566
    Lennar Corp. Class B..................................   1,241      33,817
   *Libbey, Inc...........................................   2,200      54,252
   *Liberty Global P.L.C. Class A.........................  21,237   1,722,745
   *Liberty Global P.L.C. Class B.........................      95       7,745
   *Liberty Global P.L.C. Series C........................  16,472   1,270,980
   *Liberty Interactive Corp. Class A.....................  55,690   1,362,177
   *Liberty Interactive Corp. Class B.....................     201       4,743
   *Liberty Media Corp. Class A...........................  11,477   1,649,589
   *Liberty Media Corp. Class B...........................     200      27,798
   *Liberty Ventures Series A.............................   3,322     298,050
  #*Life Time Fitness, Inc................................   4,178     222,646
    Lifetime Brands, Inc..................................     300       4,494
    LIN Media LLC.........................................   2,800      45,220
    Lincoln Educational Services Corp.....................   2,164      13,568
  #*Lions Gate Entertainment Corp.........................   7,700     250,481
   #Lithia Motors, Inc. Class A...........................   2,487     162,252
   *Live Nation Entertainment, Inc........................  15,286     250,385
   *LKQ Corp..............................................  31,047     809,395
   #Loral Space & Communications, Inc.....................   1,300      81,237
    Lowe's Cos., Inc...................................... 117,972   5,259,192
   *Luby's, Inc...........................................   1,849      14,866
  #*Lululemon Athletica, Inc..............................   8,363     581,814
  #*Lumber Liquidators Holdings, Inc......................   2,349     227,430
   *M/I Homes, Inc........................................   2,750      58,465
    Mac-Gray Corp.........................................   1,591      23,388
    Macy's, Inc...........................................  41,035   1,983,632
   *Madison Square Garden Co. (The) Class A...............   6,500     383,305
   *Maidenform Brands, Inc................................   2,442      57,045
    Marcus Corp...........................................   2,400      31,080
    Marine Products Corp..................................   1,898      17,158
   *MarineMax, Inc........................................   1,700      19,771
    Marriott International, Inc. Class A..................  27,826   1,156,727
   *Marriott Vacations Worldwide Corp.....................   2,389     105,116
  #*Martha Stewart Living Omnimedia Class A...............   2,700       6,777
    Mattel, Inc...........................................  36,665   1,541,030
    Matthews International Corp. Class A..................   2,000      77,360
  #*McClatchy Co. (The) Class A...........................   4,300      13,373
    McDonald's Corp....................................... 107,641  10,557,429
    MDC Holdings, Inc.....................................   4,445     140,640

                                     1146

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CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Discretionary -- (Continued)
  #*Media General, Inc. Class A...........................    800 $    8,792
   #Men's Wearhouse, Inc. (The)...........................  5,635    225,006
   #Meredith Corp.........................................  2,528    120,131
   *Meritage Homes Corp...................................  3,700    167,462
   *MGM Resorts International............................. 39,164    638,765
   *Michael Kors Holdings, Ltd............................ 14,600    983,164
   *Modine Manufacturing Co...............................  3,216     35,376
   *Mohawk Industries, Inc................................  6,632    789,142
  #*Monarch Casino & Resort, Inc..........................  1,845     37,822
    Monro Muffler Brake, Inc..............................  2,978    128,084
    Morningstar, Inc......................................  2,287    174,315
   *Motorcar Parts of America, Inc........................    783      6,773
    Movado Group, Inc.....................................  2,362     86,166
   *Multimedia Games Holding Co., Inc.....................  2,364     82,716
    NACCO Industries, Inc. Class A........................    387     23,735
   *Nathan's Famous, Inc..................................    509     29,145
    National CineMedia, Inc...............................  6,419    116,248
  #*Nautilus, Inc.........................................  4,149     36,428
  #*Netflix, Inc..........................................  5,700  1,392,054
   *New York & Co., Inc...................................  5,059     31,518
  #*New York Times Co. (The) Class A...................... 14,000    170,520
    Newell Rubbermaid, Inc................................ 31,068    839,457
   *News Corp. Class A.................................... 41,104    654,787
   *News Corp. Class B.................................... 11,390    183,265
    Nexstar Broadcasting Group, Inc. Class A..............  2,793    100,660
    NIKE, Inc............................................. 76,495  4,813,065
   #Nordstrom, Inc........................................ 17,146  1,050,021
   #Nutrisystem, Inc......................................  2,065     25,833
   *NVR, Inc..............................................    500    462,800
   *O'Reilly Automotive, Inc.............................. 12,850  1,609,591
   *Office Depot, Inc..................................... 26,000    112,580
    OfficeMax, Inc........................................  7,500     85,425
   #Omnicom Group, Inc.................................... 27,235  1,750,393
  #*Orbitz Worldwide, Inc.................................  3,586     33,027
   *Orient-Express Hotels, Ltd. Class A...................  8,827    110,426
  #*Outerwall, Inc........................................  2,800    154,700
  #*Overstock.com, Inc....................................  1,830     62,238
    Oxford Industries, Inc................................  1,382     93,520
   *Pacific Sunwear of California, Inc....................  6,000     26,700
   *Panera Bread Co. Class A..............................  3,075    513,679
   *Papa John's International, Inc........................  1,900    127,034
   *Penn National Gaming, Inc.............................  6,827    341,282
    Penske Automotive Group, Inc..........................  4,700    174,746
   *Pep Boys-Manny Moe & Jack (The).......................  4,332     53,933
   #Perry Ellis International, Inc........................    969     19,477
   #PetMed Express, Inc...................................  2,200     36,850
    PetSmart, Inc......................................... 11,800    863,996
    Pier 1 Imports, Inc................................... 10,500    246,750
   *Pinnacle Entertainment, Inc...........................  5,100    108,375
   #Polaris Industries, Inc...............................  6,994    784,307
    Pool Corp.............................................  5,100    269,178
   *priceline.com, Inc....................................  5,482  4,800,423
  #*PulteGroup, Inc....................................... 36,663    609,706

                                     1147

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
    PVH Corp..............................................   7,892 $1,040,087
  #*Quiksilver, Inc.......................................   8,658     54,719
  #*RadioShack Corp.......................................  11,260     30,740
    Ralph Lauren Corp.....................................   6,300  1,146,978
   *Red Lion Hotels Corp..................................   2,034     13,526
   *Red Robin Gourmet Burgers, Inc........................   1,300     73,944
   #Regal Entertainment Group Class A.....................   9,436    177,869
   #Regis Corp............................................   4,556     79,138
   #Rent-A-Center, Inc....................................   6,145    245,739
   *Rentrak Corp..........................................   1,137     24,423
    RG Barry Corp.........................................   1,300     22,529
   *Rick's Cabaret International, Inc.....................   1,000      8,860
    Rocky Brands, Inc.....................................     231      3,992
    Ross Stores, Inc......................................  24,000  1,619,280
    Royal Caribbean Cruises, Ltd..........................  14,600    556,114
  #*Ruby Tuesday, Inc.....................................   5,370     39,308
  #*rue21, Inc............................................   1,532     64,007
    Ruth's Hospitality Group, Inc.........................   4,284     51,237
   #Ryland Group, Inc. (The)..............................   4,600    186,024
    Saga Communications, Inc. Class A.....................     676     35,051
  #*Saks, Inc.............................................  10,680    171,094
    Salem Communications Corp. Class A....................     400      3,028
   *Sally Beauty Holdings, Inc............................  17,735    541,095
   #Scholastic Corp.......................................   2,600     79,300
   *Scientific Games Corp. Class A........................   5,774     78,700
    Scripps Networks Interactive, Inc. Class A............   9,189    650,306
  #*Sears Holdings Corp...................................   4,332    198,406
  #*Select Comfort Corp...................................   5,594    127,823
    Service Corp. International/US........................  22,783    432,193
   *SHFL Entertainment, Inc...............................   6,176    140,504
    Shiloh Industries, Inc................................   1,564     20,050
    Shoe Carnival, Inc....................................     771     20,593
  #*Shutterfly, Inc.......................................   3,662    196,247
    Signet Jewelers, Ltd..................................   8,700    636,057
    Sinclair Broadcast Group, Inc. Class A................   7,300    205,933
   #Sirius XM Radio, Inc.................................. 423,041  1,577,943
    Six Flags Entertainment Corp..........................   8,578    315,585
   *Skechers U.S.A., Inc. Class A.........................   3,800    103,664
  #*Skyline Corp..........................................     800      3,912
    Sonic Automotive, Inc. Class A........................   4,001     88,582
   *Sonic Corp............................................   6,463     99,336
    Sotheby's.............................................   7,207    324,315
    Spartan Motors, Inc...................................   3,375     20,452
    Speedway Motorsports, Inc.............................   2,352     43,441
   #Stage Stores, Inc.....................................   3,250     81,120
    Standard Motor Products, Inc..........................   1,900     65,341
   *Standard Pacific Corp.................................  17,289    141,424
   *Stanley Furniture Co., Inc............................     637      2,198
   #Staples, Inc..........................................  69,757  1,187,264
    Starbucks Corp........................................  78,988  5,627,105
    Starwood Hotels & Resorts Worldwide, Inc..............  21,047  1,392,259
   *Starz - Liberty Capital (85571Q102)...................  11,477    259,036
   *Starz - Liberty Capital (85571Q201)...................     200      4,484

                                     1148

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Stein Mart, Inc.......................................   3,347 $    46,758
   *Steiner Leisure, Ltd..................................   1,400      81,116
   *Steinway Musical Instruments, Inc.....................     900      32,715
   *Steven Madden, Ltd....................................   4,595     236,275
   #Stewart Enterprises, Inc. Class A.....................   8,882     116,709
   *Stoneridge, Inc.......................................   3,400      41,072
   #Strayer Education, Inc................................     500      22,130
   #Sturm Ruger & Co., Inc................................   1,900      96,653
    Superior Industries International, Inc................   2,200      40,062
   #Superior Uniform Group, Inc...........................     162       1,882
    Systemax, Inc.........................................   1,666      16,044
  #*Tandy Leather Factory, Inc............................     663       5,815
    Target Corp...........................................  65,382   4,658,467
  #*Tempur-Pedic International, Inc.......................   6,523     258,637
   *Tenneco, Inc..........................................   6,595     318,736
  #*Tesla Motors, Inc.....................................   6,932     930,829
   #Texas Roadhouse, Inc..................................   6,800     166,192
   #Thor Industries, Inc..................................   4,861     262,737
    Tiffany & Co..........................................  13,444   1,068,932
   *Tile Shop Holdings, Inc...............................   1,665      47,336
    Time Warner Cable, Inc................................  30,636   3,494,649
    Time Warner, Inc...................................... 100,592   6,262,858
    TJX Cos., Inc.........................................  75,742   3,941,614
   *Toll Brothers, Inc....................................  15,760     518,031
   *Tower International, Inc..............................     600      13,386
    Town Sports International Holdings, Inc...............   2,129      26,868
    Tractor Supply Co.....................................   7,544     913,805
   *TripAdvisor, Inc......................................  11,496     862,430
   *TRW Automotive Holdings Corp..........................  10,979     804,870
   *Tuesday Morning Corp..................................   3,200      35,904
    Tupperware Brands Corp................................   6,100     514,108
    Twenty-First Century Fox, Inc. Class A................ 164,416   4,912,750
    Twenty-First Century Fox, Inc. Class B................  45,563   1,366,434
   *Ulta Salon Cosmetics & Fragrance, Inc.................   6,522     658,070
  #*Under Armour, Inc. Class A............................   7,800     523,614
   *Unifi, Inc............................................   1,766      40,512
   *Universal Electronics, Inc............................   1,700      52,411
    Universal Technical Institute, Inc....................   2,300      26,910
   *Urban Outfitters, Inc.................................  12,450     529,872
   #Vail Resorts, Inc.....................................   3,700     247,826
   #Valassis Communications, Inc..........................   3,990     114,234
   #Value Line, Inc.......................................     400       3,620
  #*Valuevision Media, Inc. Class A.......................     800       4,744
  #*Vera Bradley, Inc.....................................   2,206      53,473
    VF Corp...............................................   9,450   1,861,650
    Viacom, Inc. Class A..................................   1,192      87,374
    Viacom, Inc. Class B..................................  46,874   3,411,021
   *Visteon Corp..........................................   4,607     303,463
  #*Vitacost.com, Inc.....................................     489       4,362
  #*Vitamin Shoppe, Inc...................................   2,565     123,197
   *VOXX International Corp...............................   1,271      17,222
    Walt Disney Co. (The)................................. 183,316  11,851,379
   #Washington Post Co. (The) Class B.....................     500     268,680

                                     1149

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CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Weight Watchers International, Inc....................   2,900 $    137,605
   #Wendy's Co. (The).....................................  33,225      236,230
   *West Marine, Inc......................................   2,681       29,116
   *Wet Seal, Inc. (The) Class A..........................   9,200       40,388
    Whirlpool Corp........................................   8,265    1,107,014
   #Williams-Sonoma, Inc..................................   9,360      550,930
   #Winmark Corp..........................................     300       21,570
  #*Winnebago Industries, Inc.............................   2,407       57,575
   *WMS Industries, Inc...................................   5,290      136,217
   #Wolverine World Wide, Inc.............................   5,400      310,554
    World Wrestling Entertainment, Inc. Class A...........   3,100       32,984
    Wyndham Worldwide Corp................................  16,802    1,046,765
   #Wynn Resorts, Ltd.....................................   8,681    1,155,702
    Yum! Brands, Inc......................................  46,861    3,417,104
  #*Zagg, Inc.............................................     171          775
  #*Zale Corp.............................................   2,400       22,272
  #*Zumiez, Inc...........................................   2,400       66,168
                                                                   ------------
Total Consumer Discretionary..............................          256,318,315
                                                                   ------------
Consumer Staples -- (9.1%)
    Alico, Inc............................................     496       22,727
   *Alliance One International, Inc.......................   8,769       33,410
    Altria Group, Inc..................................... 214,752    7,529,205
    Andersons, Inc. (The).................................   1,785      105,886
    Archer-Daniels-Midland Co.............................  70,090    2,556,182
    Avon Products, Inc....................................  44,150    1,009,269
   #B&G Foods, Inc........................................   5,470      190,575
    Beam, Inc.............................................  14,780      960,552
   *Boston Beer Co., Inc. (The) Class A...................     785      140,499
   *Boulder Brands, Inc...................................   7,136       92,126
    Brown-Forman Corp. Class A............................   8,651      640,174
    Brown-Forman Corp. Class B............................  12,794      927,693
    Bunge, Ltd............................................  15,335    1,165,613
    Cal-Maine Foods, Inc..................................   2,100      106,428
   #Calavo Growers, Inc...................................   1,264       34,330
   #Campbell Soup Co......................................  20,300      950,040
   #Casey's General Stores, Inc...........................   4,100      271,543
  #*Central Garden and Pet Co.............................   1,175        8,801
   *Central Garden and Pet Co. Class A....................   3,229       24,347
  #*Chiquita Brands International, Inc....................   4,900       59,192
   #Church & Dwight Co., Inc..............................  14,700      936,390
   #Clorox Co. (The)......................................  13,216    1,135,783
    Coca-Cola Bottling Co. Consolidated...................     481       30,717
    Coca-Cola Co. (The)................................... 431,559   17,296,885
    Coca-Cola Enterprises, Inc............................  30,541    1,146,509
    Colgate-Palmolive Co..................................  97,466    5,835,289
    ConAgra Foods, Inc....................................  43,589    1,578,358
   *Constellation Brands, Inc. Class A....................  17,900      932,411
    Costco Wholesale Corp.................................  46,306    5,431,231
   *Crimson Wine Group, Ltd...............................   2,024       18,216
    CVS Caremark Corp..................................... 132,004    8,116,926
   *Darling International, Inc............................  12,564      255,049
   *Dean Foods Co.........................................  20,168      219,831

                                     1150

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (Continued)
   *Dole Food Co., Inc....................................   3,815 $    49,213
    Dr Pepper Snapple Group, Inc..........................  22,078   1,031,926
   *Elizabeth Arden, Inc..................................   2,600     106,756
    Energizer Holdings, Inc...............................   6,800     692,240
   #Estee Lauder Cos., Inc. (The) Class A.................  24,419   1,603,107
  #*Farmer Bros Co........................................   1,300      20,709
    Flowers Foods, Inc....................................  20,405     468,487
    Fresh Del Monte Produce, Inc..........................   3,973     111,602
  #*Fresh Market, Inc. (The)..............................   4,133     218,140
    General Mills, Inc....................................  68,607   3,567,564
  #*Green Mountain Coffee Roasters, Inc...................  13,562   1,046,715
  #*Hain Celestial Group, Inc. (The)......................   4,200     306,432
    Harris Teeter Supermarkets, Inc.......................   5,100     250,818
   #Herbalife, Ltd........................................  10,600     694,300
   #Hershey Co. (The).....................................  16,122   1,529,494
    Hillshire Brands Co...................................  13,670     481,321
    Hormel Foods Corp.....................................  15,600     660,660
    Ingles Markets, Inc. Class A..........................   1,110      31,591
    Ingredion, Inc........................................   7,943     533,770
    Inter Parfums, Inc....................................   1,760      58,045
  #*Inventure Foods, Inc..................................     529       4,692
    J&J Snack Foods Corp..................................   1,491     118,803
    JM Smucker Co. (The)..................................  11,871   1,335,725
    John B Sanfilippo & Son, Inc..........................   1,301      28,076
    Kellogg Co............................................  26,695   1,768,277
    Kimberly-Clark Corp...................................  41,025   4,053,270
    Kraft Foods Group, Inc................................  60,194   3,405,776
    Kroger Co. (The)......................................  55,543   2,181,174
    Lancaster Colony Corp.................................   2,100     174,363
   #Lifeway Foods, Inc....................................     315       5,569
    Lorillard, Inc........................................  40,200   1,709,706
    McCormick & Co., Inc. (579780107).....................     607      42,259
   #McCormick & Co., Inc. (579780206).....................  12,914     924,772
    Mead Johnson Nutrition Co.............................  20,972   1,527,600
  #*Medifast, Inc.........................................   2,100      57,414
    MGP Ingredients, Inc..................................     233       1,302
    Molson Coors Brewing Co. Class B......................  13,905     696,084
    Mondelez International, Inc. Class A.................. 179,215   5,604,053
   *Monster Beverage Corp.................................  15,848     966,570
   #Nash Finch Co.........................................   1,300      30,485
    National Beverage Corp................................   1,044      18,562
  #*Natural Alternatives International, Inc...............   1,000       4,890
    Nu Skin Enterprises, Inc. Class A.....................   6,221     520,324
    Nutraceutical International Corp......................   1,459      32,419
    Oil-Dri Corp. of America..............................     641      20,422
   *Omega Protein Corp....................................   2,100      17,577
   *Overhill Farms, Inc...................................   2,000       9,960
   *Pantry, Inc. (The)....................................   3,100      38,595
    PepsiCo, Inc.......................................... 166,178  13,882,510
    Philip Morris International, Inc...................... 176,142  15,708,344
   *Pilgrim's Pride Corp..................................   7,683     127,691
   *Post Holdings, Inc....................................   3,247     150,628
   *Prestige Brands Holdings, Inc.........................   5,228     177,281

                                     1151

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CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
   #Pricesmart, Inc.......................................   2,200 $    200,266
    Procter & Gamble Co. (The)............................ 295,232   23,707,130
   #Reliv International, Inc..............................   1,707        6,248
   *Revlon, Inc. Class A..................................   1,909       47,897
    Reynolds American, Inc................................  34,400    1,700,392
   *Rite Aid Corp.........................................  75,145      225,435
    Rocky Mountain Chocolate Factory, Inc.................     950       12,673
   #Safeway, Inc..........................................  26,773      690,476
    Sanderson Farms, Inc..................................   2,050      144,812
   *Seneca Foods Corp. Class A............................     500       17,575
  #*Smithfield Foods, Inc.................................  14,600      484,720
    Snyders-Lance, Inc....................................   4,096      129,638
   #Spartan Stores, Inc...................................   3,061       60,210
    Spectrum Brands Holdings, Inc.........................   2,435      137,383
  #*Susser Holdings Corp..................................   1,610       83,269
   #Sysco Corp............................................  62,531    2,157,945
   #Tootsie Roll Industries, Inc..........................   1,990       67,381
   *TreeHouse Foods, Inc..................................   3,630      257,694
    Tyson Foods, Inc. Class A.............................  31,488      869,699
   *United Natural Foods, Inc.............................   5,300      310,580
    United-Guardian, Inc..................................     600       16,650
   #Universal Corp........................................   2,600      159,380
  #*USANA Health Sciences, Inc............................     800       66,096
   #Vector Group, Ltd.....................................   5,015       83,500
    Wal-Mart Stores, Inc.................................. 193,080   15,048,655
    Walgreen Co...........................................  99,778    5,013,844
    WD-40 Co..............................................   1,600       92,016
    Weis Markets, Inc.....................................   1,930       96,925
  #*WhiteWave Foods Co. Class A...........................   5,151       96,272
   *WhiteWave Foods Co. Class B...........................   7,337      135,588
    Whole Foods Market, Inc...............................  35,566    1,976,758
                                                                   ------------
Total Consumer Staples....................................          182,667,357
                                                                   ------------
Energy -- (9.5%)
    Adams Resources & Energy, Inc.........................     300       20,061
   #Alon USA Energy, Inc..................................   1,957       26,733
  #*Alpha Natural Resources, Inc..........................  23,317      126,844
    Anadarko Petroleum Corp...............................  54,122    4,790,879
    Apache Corp...........................................  39,992    3,209,358
   *Approach Resources, Inc...............................   2,871       76,053
   #Arch Coal, Inc........................................  18,846       73,499
   *Atwood Oceanics, Inc..................................   6,359      358,266
    Baker Hughes, Inc.....................................  43,010    2,039,964
  #*Basic Energy Services, Inc............................   2,300       26,312
   #Berry Petroleum Co. Class A...........................   4,700      190,585
  #*Bill Barrett Corp.....................................   5,020      112,548
    Bolt Technology Corp..................................   1,050       19,037
  #*Bonanza Creek Energy, Inc.............................   2,488      101,361
  #*BPZ Resources, Inc....................................  10,000       24,100
    Bristow Group, Inc....................................   3,865      262,859
  #*C&J Energy Services, Inc..............................   3,963       76,684
    Cabot Oil & Gas Corp..................................  22,600    1,713,532
  #*Cal Dive International, Inc...........................   9,937       19,477

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                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
   *Callon Petroleum Co...................................   3,810 $    15,240
   *Cameron International Corp............................  26,059   1,545,299
   #CARBO Ceramics, Inc...................................   2,120     186,263
  #*Carrizo Oil & Gas, Inc................................   3,600     114,012
   *Cheniere Energy, Inc..................................  20,993     599,770
    Chesapeake Energy Corp................................  68,738   1,601,595
    Chevron Corp.......................................... 209,957  26,431,487
    Cimarex Energy Co.....................................   9,117     696,812
   *Clayton Williams Energy, Inc..........................     500      28,465
  #*Clean Energy Fuels Corp...............................   7,414      95,715
   *Cloud Peak Energy, Inc................................   5,872      94,128
   *Cobalt International Energy, Inc......................  24,561     708,585
    Comstock Resources, Inc...............................   4,800      80,496
   *Concho Resources, Inc.................................  10,624     952,867
    ConocoPhillips........................................ 124,211   8,056,325
    CONSOL Energy, Inc....................................  24,000     744,720
  #*Continental Resources, Inc............................   4,690     432,887
    Core Laboratories NV..................................   5,125     766,700
   *Crimson Exploration, Inc..............................   3,820      12,262
    Crosstex Energy, Inc..................................   5,400     108,486
   *Dawson Geophysical Co.................................     600      21,648
    Delek US Holdings, Inc................................   3,538     107,025
   *Denbury Resources, Inc................................  39,570     692,475
    Devon Energy Corp.....................................  39,786   2,188,628
    DHT Holdings, Inc.....................................     331       1,539
   #Diamond Offshore Drilling, Inc........................   7,128     480,712
   *Double Eagle Petroleum Co.............................     267         932
   *Dresser-Rand Group, Inc...............................   8,267     503,212
   *Dril-Quip, Inc........................................   3,733     339,367
   *Emerald Oil, Inc......................................   1,603      11,542
  #*Endeavour International Corp..........................   3,414      14,544
    Energen Corp..........................................   7,800     467,142
   #Energy XXI Bermuda, Ltd...............................   6,972     187,198
    EOG Resources, Inc....................................  28,556   4,154,612
  #*EPL Oil & Gas, Inc....................................   3,224     103,684
    EQT Corp..............................................  16,299   1,409,864
   *Era Group, Inc........................................   2,200      53,658
   *Exterran Holdings, Inc................................   6,100     193,675
    Exxon Mobil Corp...................................... 482,105  45,197,344
   *FMC Technologies, Inc.................................  25,264   1,346,571
  #*FX Energy, Inc........................................   1,388       5,080
  #*Geospace Technologies Corp............................   1,000      74,410
   *Global Geophysical Services, Inc......................   2,881      12,648
   *Green Plains Renewable Energy, Inc....................   2,214      36,664
   *Gulf Coast Ultra Deep Royalty Trust...................  11,977      25,152
    Gulf Island Fabrication, Inc..........................   1,100      27,203
   #Gulfmark Offshore, Inc. Class A.......................   1,575      77,569
   *Gulfport Energy Corp..................................   8,422     448,050
    Halliburton Co........................................  98,357   4,444,753
  #*Harvest Natural Resources, Inc........................   3,600      14,832
   *Helix Energy Solutions Group, Inc.....................  10,766     273,133
   #Helmerich & Payne, Inc................................  11,191     707,271
   *Hercules Offshore, Inc................................  13,137      90,645

                                     1153

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CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Energy -- (Continued)
    Hess Corp............................................. 32,622 $2,429,034
   *HKN, Inc..............................................     37      2,590
    HollyFrontier Corp.................................... 22,236  1,012,850
   *Hornbeck Offshore Services, Inc.......................  3,129    165,681
   *ION Geophysical Corp.................................. 12,540     77,121
  #*James River Coal Co...................................  3,690      7,306
  #*Key Energy Services, Inc..............................  7,600     48,184
    Kinder Morgan, Inc.................................... 98,911  3,734,879
  #*Kodiak Oil & Gas Corp................................. 28,088    272,734
   *Kosmos Energy, Ltd....................................  7,733     81,660
  #*Magnum Hunter Resources Corp.......................... 14,301     54,773
    Marathon Oil Corp..................................... 75,073  2,729,654
    Marathon Petroleum Corp............................... 35,164  2,578,576
   *Matrix Service Co.....................................  3,244     51,417
  #*McDermott International, Inc.......................... 24,310    210,282
  #*Miller Energy Resources, Inc..........................    451      2,250
   *Mitcham Industries, Inc...............................  1,264     21,400
    Murphy Oil Corp....................................... 19,393  1,313,294
    Nabors Industries, Ltd................................ 30,273    465,901
    National Oilwell Varco, Inc........................... 45,185  3,170,631
   *Natural Gas Services Group, Inc.......................  1,600     38,960
   *Newfield Exploration Co............................... 12,210    300,366
  #*Newpark Resources, Inc................................  9,500    108,680
    Noble Corp............................................ 26,000    993,200
    Noble Energy, Inc..................................... 37,858  2,365,746
   #Nordic American Tankers, Ltd..........................  2,265     21,472
  #*Northern Oil and Gas, Inc.............................  5,685     75,099
  #*Nuverra Environmental Solutions, Inc.................. 25,119     74,101
   *Oasis Petroleum, Inc..................................  8,181    343,929
    Occidental Petroleum Corp............................. 85,483  7,612,261
    Oceaneering International, Inc........................ 11,442    927,832
   *Oil States International, Inc.........................  5,700    554,211
  #*Overseas Shipholding Group, Inc.......................  2,700     10,935
    Panhandle Oil and Gas, Inc. Class A...................  1,000     29,760
   *Parker Drilling Co....................................  9,114     55,322
    Patterson-UTI Energy, Inc............................. 15,402    304,498
   *PDC Energy, Inc.......................................  3,052    168,318
    Peabody Energy Corp................................... 27,696    458,646
  #*Penn Virginia Corp....................................  3,900     19,656
   *PetroQuest Energy, Inc................................  5,600     25,200
   *PHI, Inc..............................................  1,795     63,184
    Phillips 66........................................... 63,127  3,882,311
   *Pioneer Energy Services Corp..........................  8,743     59,278
    Pioneer Natural Resources Co.......................... 14,236  2,203,163
  #*PostRock Energy Corp..................................  1,042      1,917
    QEP Resources, Inc.................................... 18,400    561,016
    Range Resources Corp.................................. 17,500  1,384,250
   #Rentech, Inc.......................................... 22,910     49,027
  #*Rex Energy Corp.......................................  4,700     90,193
   *RigNet, Inc...........................................    524     14,305
   *Rosetta Resources, Inc................................  5,710    260,433
   *Rowan Cos. P.L.C. Class A............................. 13,381    459,637
   #RPC, Inc..............................................  9,225    132,102

                                     1154

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CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
  #*SandRidge Energy, Inc.................................  35,872 $    194,426
    Schlumberger, Ltd..................................... 141,594   11,515,840
    SEACOR Holdings, Inc..................................   2,200      192,632
    SemGroup Corp. Class A................................   4,092      230,952
   #Ship Finance International, Ltd.......................   6,400      102,976
    SM Energy Co..........................................   7,000      481,110
   *Southwestern Energy Co................................  37,915    1,470,723
    Spectra Energy Corp...................................  67,828    2,441,130
   *Stone Energy Corp.....................................   4,300      104,748
   *Superior Energy Services, Inc.........................  16,418      420,629
  #*Swift Energy Co.......................................   1,930       24,588
   *Synergy Resources Corp................................   4,791       37,130
    Targa Resources Corp..................................   3,276      223,325
   #Teekay Corp...........................................   4,349      172,525
   *Tesco Corp............................................   2,270       30,055
    Tesoro Corp...........................................  14,426      820,118
   *TETRA Technologies, Inc...............................   8,150       82,478
    TGC Industries, Inc...................................   1,750       15,698
    Tidewater, Inc........................................   5,500      324,445
    Transocean, Ltd.......................................  38,356    1,808,869
  #*Triangle Petroleum Corp...............................   3,876       27,520
  #*Ultra Petroleum Corp..................................  16,709      361,750
   *Unit Corp.............................................   4,580      206,466
   *Uranium Energy Corp...................................   8,500       19,635
  #*Vaalco Energy, Inc....................................   5,480       33,976
    Valero Energy Corp....................................  58,700    2,099,699
   #W&T Offshore, Inc.....................................   3,644       59,361
   *Warren Resources, Inc.................................   5,600       16,072
   *Weatherford International, Ltd........................  80,380    1,122,105
   #Western Refining, Inc.................................   6,400      192,832
  #*Westmoreland Coal Co..................................     837       10,689
   *Whiting Petroleum Corp................................  11,567      595,354
   *Willbros Group, Inc...................................   4,500       32,310
    Williams Cos., Inc. (The).............................  70,956    2,424,567
   #World Fuel Services Corp..............................   7,864      304,651
  #*WPX Energy, Inc.......................................  19,355      371,810
  #*Zion Oil & Gas, Inc...................................     163          365
                                                                   ------------
Total Energy..............................................          190,905,832
                                                                   ------------
Financials -- (14.1%)
    1st Source Corp.......................................   1,990       54,287
    1st United Bancorp Inc/Boca Raton.....................   2,070       16,105
    ACE, Ltd..............................................  36,161    3,304,392
   *Affiliated Managers Group, Inc........................   5,480      988,318
    Aflac, Inc............................................  48,794    3,009,614
   *Alexander & Baldwin, Inc..............................   4,230      187,347
   *Alleghany Corp........................................   1,169      472,136
    Allied World Assurance Co. Holdings AG................   3,700      350,205
    Allstate Corp. (The)..................................  51,057    2,602,886
   *Altisource Asset Management Corp......................     240       80,640
  #*Altisource Portfolio Solutions SA.....................   2,400      295,944
  #*Altisource Residential Corp...........................     800       15,336
   *American Capital, Ltd.................................  35,406      483,646

                                     1155

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   #American Equity Investment Life Holding Co...........     5,190 $    94,458
    American Express Co..................................   105,740   7,800,440
    American Financial Group, Inc........................     7,259     375,218
   *American International Group, Inc....................   147,222   6,700,073
    American National Insurance Co.......................       664      74,700
   *American River Bankshares............................       882       7,850
   *American Safety Insurance Holdings, Ltd..............     1,000      29,960
    Ameriprise Financial, Inc............................    22,940   2,041,660
   *Ameris Bancorp.......................................     1,951      37,557
    AMERISAFE, Inc.......................................     2,573      91,933
    AmeriServ Financial, Inc.............................       100         297
   #Amtrust Financial Services, Inc......................     3,040     126,555
    Aon P.L.C............................................    31,029   2,094,457
  #*Arch Capital Group, Ltd..............................    13,956     755,717
    Argo Group International Holdings, Ltd...............     3,938     175,832
   #Arrow Financial Corp.................................       890      23,443
    Arthur J Gallagher & Co..............................    13,125     582,487
    Aspen Insurance Holdings, Ltd........................     7,426     278,401
   #Associated Banc-Corp.................................    17,760     300,854
    Assurant, Inc........................................     9,500     514,520
    Assured Guaranty, Ltd................................    18,300     396,012
    Asta Funding, Inc....................................       400       3,524
   #Astoria Financial Corp...............................     7,820      95,404
  #*Atlantic Coast Financial Corp........................       137         659
  #*Atlanticus Holdings Corp.............................     1,196       4,545
   *AV Homes, Inc........................................     1,000      16,150
    Axis Capital Holdings, Ltd...........................    12,640     550,598
    Baldwin & Lyons, Inc. Class B........................       562      15,011
   #Banc of California, Inc..............................       451       6,639
    Bancfirst Corp.......................................       700      36,596
   *Bancorp, Inc.........................................     2,299      34,485
   #BancorpSouth, Inc....................................     9,405     184,808
    Bank Mutual Corp.....................................     6,120      38,005
    Bank of America Corp................................. 1,161,507  16,958,002
   #Bank of Hawaii Corp..................................     5,000     278,200
    Bank of New York Mellon Corp. (The)..................   123,982   3,899,234
    Bank of the Ozarks, Inc..............................     3,800     181,564
    BankFinancial Corp...................................     2,730      23,478
    BankUnited, Inc......................................     4,927     148,992
    Banner Corp..........................................     1,804      66,892
    BB&T Corp............................................    74,382   2,654,694
    BBCN Bancorp, Inc....................................     7,013     102,460
   *Beneficial Mutual Bancorp, Inc.......................     3,852      33,204
   *Berkshire Hathaway, Inc. Class B.....................   183,795  21,296,327
    Berkshire Hills Bancorp, Inc.........................     2,505      65,380
   #BGC Partners, Inc. Class A...........................     8,156      51,220
   #BlackRock, Inc.......................................    14,439   4,071,220
  #*BofI Holding, Inc....................................     1,181      64,069
    BOK Financial Corp...................................     2,503     166,925
    Boston Private Financial Holdings, Inc...............     6,785      74,974
    Brookline Bancorp, Inc...............................     6,047      59,623
    Brown & Brown, Inc...................................    13,100     432,169
    Bryn Mawr Bank Corp..................................     1,149      32,126

                                     1156

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Calamos Asset Management, Inc. Class A................   1,676 $    17,849
    Camden National Corp..................................     600      23,346
   *Capital Bank Financial Corp. Class A..................      96       1,834
   *Capital City Bank Group, Inc..........................   1,069      13,384
    Capital One Financial Corp............................  61,837   4,267,990
    Capital Southwest Corp................................     344      49,873
    CapitalSource, Inc....................................  24,476     296,160
   #Capitol Federal Financial, Inc........................  16,210     204,408
    Cardinal Financial Corp...............................   2,805      45,890
   #Cash America International, Inc.......................   2,940     123,480
    Cathay General Bancorp................................   8,064     191,601
    CBOE Holdings, Inc....................................   9,490     475,449
   *CBRE Group, Inc. Class A..............................  40,554     939,636
    Center Bancorp, Inc...................................   1,915      28,859
    Centerstate Banks, Inc................................   1,550      15,283
   *Central Pacific Financial Corp........................   1,299      24,148
    Charles Schwab Corp. (The)............................ 111,345   2,459,611
    Chemical Financial Corp...............................   3,399     101,494
    Chubb Corp. (The).....................................  27,700   2,396,050
    Cincinnati Financial Corp.............................  16,109     789,341
   *CIT Group, Inc........................................  19,881     996,237
    Citigroup, Inc........................................ 328,444  17,125,070
    Citizens Community Bancorp, Inc.......................     600       4,530
  #*Citizens, Inc.........................................   4,015      28,667
    City Holding Co.......................................   1,057      46,783
   #City National Corp....................................   4,881     339,376
    Clifton Savings Bancorp, Inc..........................   1,031      12,836
    CME Group, Inc........................................  33,700   2,493,126
    CNA Financial Corp....................................  17,536     622,703
    CNB Financial Corp....................................     280       5,006
    CNO Financial Group, Inc..............................  21,200     302,736
    CoBiz Financial, Inc..................................   3,100      31,124
    Cohen & Steers, Inc...................................   2,055      70,630
    Columbia Banking System, Inc..........................   3,656      91,327
    Comerica, Inc.........................................  19,455     827,616
   #Commerce Bancshares, Inc..............................   8,340     380,554
   #Community Bank System, Inc............................   3,581     120,107
    Community Trust Bancorp, Inc..........................   1,590      63,362
   #Consolidated-Tomoka Land Co...........................     681      26,457
  #*Consumer Portfolio Services, Inc......................   1,025       6,663
    Corrections Corp. of America..........................  12,031     397,625
   *Cowen Group, Inc. Class A.............................   4,050      13,082
   #Crawford & Co. Class A................................   3,717      24,495
    Crawford & Co. Class B................................   1,800      14,148
   *Credit Acceptance Corp................................   1,005     113,052
   #Cullen/Frost Bankers, Inc.............................   5,745     413,870
   #CVB Financial Corp....................................   8,560     112,050
  #*DFC Global Corp.......................................   3,924      60,783
   #Diamond Hill Investment Group, Inc....................     293      30,334
    Dime Community Bancshares, Inc........................   2,400      42,120
    Discover Financial Services...........................  51,900   2,569,569
    Donegal Group, Inc. Class A...........................   1,374      18,893
   *E*TRADE Financial Corp................................  29,290     436,421

                                     1157

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
    East West Bancorp, Inc................................ 14,946 $  460,785
    Eastern Insurance Holdings, Inc.......................     64      1,250
   #Eaton Vance Corp...................................... 13,000    526,110
   *eHealth, Inc..........................................  2,800     86,072
    EMC Insurance Group, Inc..............................    866     25,114
    Employers Holdings, Inc...............................  3,900    102,531
  #*Encore Capital Group, Inc.............................  2,238     86,969
    Endurance Specialty Holdings, Ltd.....................  3,900    205,257
   *Enstar Group, Ltd.....................................    900    129,312
    Enterprise Financial Services Corp....................  1,766     32,724
    Erie Indemnity Co. Class A............................  3,100    249,147
    ESSA Bancorp, Inc.....................................  1,856     21,066
    Evercore Partners, Inc. Class A.......................  2,925    138,703
    Everest Re Group, Ltd.................................  5,600    747,768
   *Ezcorp, Inc. Class A..................................  4,723     85,392
    FBL Financial Group, Inc. Class A.....................  2,100     92,883
    Federal Agricultural Mortgage Corp. Class C...........  1,380     42,904
   #Federated Investors, Inc. Class B..................... 10,362    300,809
    Fidelity National Financial, Inc. Class A............. 22,699    555,672
    Fidelity Southern Corp................................  1,145     17,674
    Fifth Third Bancorp................................... 92,500  1,778,775
    Financial Institutions, Inc...........................    807     16,245
   *First Acceptance Corp.................................    181        333
    First American Financial Corp......................... 10,579    240,461
  #*First BanCorp.........................................  8,881     66,874
   #First Bancorp.........................................  1,500     23,745
    First Busey Corp......................................  7,017     35,015
   *First Cash Financial Services, Inc....................  3,000    160,200
    First Citizens BancShares, Inc. Class A...............    100     20,950
   #First Commonwealth Financial Corp.....................  9,645     72,434
    First Community Bancshares, Inc.......................  1,700     27,132
    First Defiance Financial Corp.........................  1,538     40,603
    First Financial Bancorp...............................  5,512     88,798
   #First Financial Bankshares, Inc.......................  3,585    221,015
    First Financial Corp..................................  1,100     36,476
    First Financial Holdings, Inc.........................  2,095    116,161
   #First Financial Northwest, Inc........................  2,411     25,701
   #First Horizon National Corp........................... 26,242    323,564
    First Interstate Bancsystem, Inc......................    594     14,001
    First Merchants Corp..................................  2,605     48,766
    First Midwest Bancorp, Inc............................  6,900    105,363
    First Niagara Financial Group, Inc.................... 36,817    393,574
    First Republic Bank...................................  9,180    396,484
   *First South Bancorp, Inc..............................  1,685     11,070
    FirstMerit Corp....................................... 14,566    326,570
  #*Flagstar Bancorp, Inc.................................  1,679     27,536
    Flushing Financial Corp...............................  2,863     54,282
   #FNB Corp.............................................. 12,609    159,378
   *Forest City Enterprises, Inc. Class A................. 14,676    257,124
   *Forest City Enterprises, Inc. Class B.................  3,286     57,653
   *Forestar Group, Inc...................................  3,501     75,657
    Fox Chase Bancorp, Inc................................    800     14,016
    Franklin Resources, Inc............................... 46,500  2,272,920

                                     1158

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
    Fulton Financial Corp................................. 20,459 $  257,579
   #FXCM, Inc. Class A....................................  2,007     33,116
    GAMCO Investors, Inc. Class A.........................    267     15,061
   *Genworth Financial, Inc. Class A...................... 49,956    648,928
    Geo Group, Inc. (The).................................  7,410    257,275
   #German American Bancorp, Inc..........................  1,398     38,683
    GFI Group, Inc........................................  8,500     34,000
   #Glacier Bancorp, Inc..................................  6,536    159,086
   *Gleacher & Co., Inc...................................     50        677
  #*Global Indemnity P.L.C................................  1,204     31,280
    Goldman Sachs Group, Inc. (The)....................... 47,842  7,847,523
    Great Southern Bancorp, Inc...........................  1,100     32,120
  #*Green Dot Corp. Class A...............................  2,200     51,216
   #Greenhill & Co., Inc..................................  2,900    145,986
  #*Greenlight Capital Re, Ltd. Class A...................  2,682     70,912
   #Guaranty Bancorp......................................    319      4,000
   *Hallmark Financial Services, Inc......................  1,034     10,102
   #Hampden Bancorp, Inc..................................    504      7,857
    Hancock Holding Co....................................  8,126    266,208
   *Hanmi Financial Corp..................................  2,835     48,195
    Hanover Insurance Group, Inc. (The)...................  4,156    223,717
   *Harris & Harris Group, Inc............................  3,600     11,232
    Hartford Financial Services Group, Inc................ 43,724  1,349,323
    HCC Insurance Holdings, Inc........................... 11,125    495,396
   #HCI Group, Inc........................................  1,104     40,296
    Heartland Financial USA, Inc..........................  1,732     48,496
   *Heritage Commerce Corp................................  2,541     18,676
    Heritage Financial Corp...............................    905     14,380
    Heritage Financial Group, Inc.........................  1,473     28,193
    HFF, Inc. Class A.....................................  3,557     74,697
   *Hilltop Holdings, Inc.................................  7,200    122,616
   #Home BancShares, Inc..................................  5,904    161,297
    Home Federal Bancorp, Inc.............................  2,521     35,344
    HopFed Bancorp, Inc...................................    208      2,311
    Horace Mann Educators Corp............................  3,472     98,396
   *Howard Hughes Corp. (The).............................  2,961    323,371
    Hudson City Bancorp, Inc.............................. 50,766    485,323
    Hudson Valley Holding Corp............................  1,023     21,197
    Huntington Bancshares, Inc............................ 90,200    771,210
    Iberiabank Corp.......................................  2,725    160,230
   *ICG Group, Inc........................................  3,900     47,307
    Independence Holding Co...............................  2,640     37,039
   #Independent Bank Corp.................................  2,038     75,895
    Infinity Property & Casualty Corp.....................    800     52,008
    Interactive Brokers Group, Inc. Class A...............  4,380     70,956
   *IntercontinentalExchange, Inc.........................  7,776  1,418,731
    International Bancshares Corp.........................  6,326    153,152
   *Intervest Bancshares Corp. Class A....................    254      1,880
  #*INTL. FCStone, Inc....................................  1,015     18,788
    Invesco, Ltd.......................................... 45,668  1,470,053
   *Investment Technology Group, Inc......................  3,824     54,339
    Investors Bancorp, Inc................................  6,883    152,803
   #Janus Capital Group, Inc.............................. 17,800    166,786

                                     1159

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    JMP Group, Inc........................................   2,391 $    16,976
    Jones Lang LaSalle, Inc...............................   4,700     427,841
    JPMorgan Chase & Co................................... 407,904  22,732,490
   *KCG Holdings, Inc. Class A............................     910       8,390
  #*Kearny Financial Corp.................................   2,846      29,485
    Kemper Corp...........................................   4,800     167,760
   #Kennedy-Wilson Holdings, Inc..........................   4,042      69,118
    KeyCorp...............................................  99,458   1,222,339
    Lakeland Bancorp, Inc.................................   3,669      41,240
    Lakeland Financial Corp...............................   1,700      53,635
    Lazard, Ltd. Class A..................................  10,595     385,234
   #Legg Mason, Inc.......................................  13,474     463,371
    Leucadia National Corp................................  30,595     820,864
    Life Partners Holdings, Inc...........................   1,000       2,620
    Lincoln National Corp.................................  28,868   1,202,930
    LNB Bancorp, Inc......................................     634       5,757
    Loews Corp............................................  33,655   1,532,985
   *Louisiana Bancorp Inc/Metaire.........................     200       3,644
    LPL Financial Holdings, Inc...........................   5,621     213,935
    M&T Bank Corp.........................................  12,077   1,411,318
  #*Macatawa Bank Corp....................................     886       4,598
    Maiden Holdings, Ltd..................................   4,691      57,043
    MainSource Financial Group, Inc.......................   1,600      23,136
   *Markel Corp...........................................   1,335     707,550
    MarketAxess Holdings, Inc.............................   3,978     205,663
    Marlin Business Services Corp.........................   1,200      27,456
    Marsh & McLennan Cos., Inc............................  57,965   2,426,995
    MB Financial, Inc.....................................   4,600     132,388
  #*MBIA, Inc.............................................  14,600     197,100
    MCG Capital Corp......................................   6,400      35,136
    McGraw-Hill Cos., Inc. (The)..........................  26,645   1,648,260
   #Meadowbrook Insurance Group, Inc......................   3,491      26,497
    Medallion Financial Corp..............................   1,715      25,879
   #Mercantile Bank Corp..................................     285       5,691
    Merchants Bancshares, Inc.............................     694      21,542
    Mercury General Corp..................................   3,136     138,611
   *Meridian Interstate Bancorp, Inc......................   1,744      35,682
    MetLife, Inc..........................................  92,720   4,489,502
   *Metro Bancorp, Inc....................................   1,694      37,031
   *MGIC Investment Corp..................................  15,500     118,420
    MidSouth Bancorp, Inc.................................     900      14,670
   #Montpelier Re Holdings, Ltd...........................   5,500     148,555
    Moody's Corp..........................................  21,472   1,455,157
    Morgan Stanley........................................ 157,226   4,278,119
   *MSCI, Inc.............................................  12,894     451,935
    NASDAQ OMX Group, Inc. (The)..........................  12,931     418,964
   #National Interstate Corp..............................     588      16,023
    National Penn Bancshares, Inc.........................  12,482     134,681
   *Navigators Group, Inc. (The)..........................   1,805     104,618
    NBT Bancorp, Inc......................................   3,984      89,919
    Nelnet, Inc. Class A..................................   3,140     122,083
   #New York Community Bancorp, Inc.......................  45,172     685,259
  #*NewStar Financial, Inc................................   3,834      59,044

                                     1160

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Northeast Community Bancorp, Inc......................   1,626 $   10,667
    Northern Trust Corp...................................  22,514  1,317,970
    Northfield Bancorp, Inc...............................   5,064     59,350
    Northrim BanCorp, Inc.................................     600     15,312
   #Northwest Bancshares, Inc.............................  10,509    145,234
    NYSE Euronext.........................................  24,598  1,037,052
    OceanFirst Financial Corp.............................   1,629     27,823
   *Ocwen Financial Corp..................................  10,945    521,201
    OFG Bancorp...........................................   3,500     64,645
    Old National Bancorp..................................   9,703    139,820
    Old Republic International Corp.......................  25,886    374,053
   *OmniAmerican Bancorp, Inc.............................   1,407     33,261
    OneBeacon Insurance Group, Ltd. Class A...............   3,161     45,835
    Oppenheimer Holdings, Inc. Class A....................     765     14,657
    Oritani Financial Corp................................   6,231    101,316
    Pacific Continental Corp..............................   1,300     16,029
   *Pacific Mercantile Bancorp............................   1,425      8,835
    PacWest Bancorp.......................................   2,794     98,963
   #Park National Corp....................................   1,100     86,790
   *Park Sterling Corp....................................   1,320      8,844
    PartnerRe, Ltd........................................   6,420    574,847
   *Patriot National Bancorp, Inc.........................     200        286
    Peapack Gladstone Financial Corp......................   1,228     24,020
   #People's United Financial, Inc........................  35,258    528,870
    Peoples Bancorp, Inc..................................   1,197     26,921
  #*PHH Corp..............................................   5,033    114,048
  #*Phoenix Cos., Inc. (The)..............................     418     17,836
  #*PICO Holdings, Inc....................................   1,800     39,402
   *Pinnacle Financial Partners, Inc......................   3,063     87,234
   *Piper Jaffray Cos.....................................   1,704     57,169
    Platinum Underwriters Holdings, Ltd...................   4,187    243,223
    PNC Financial Services Group, Inc. (The)..............  55,398  4,213,018
   *Popular, Inc..........................................  10,217    336,139
  #*Portfolio Recovery Associates, Inc....................   1,900    283,689
   *Preferred Bank........................................     453      7,696
    Primerica, Inc........................................   4,556    186,978
    Principal Financial Group, Inc........................  30,768  1,334,100
    PrivateBancorp, Inc...................................   6,123    144,442
    ProAssurance Corp.....................................   6,800    364,004
    Progressive Corp. (The)...............................  58,720  1,527,307
   #Prosperity Bancshares, Inc............................   5,600    330,512
    Protective Life Corp..................................   8,300    359,639
    Provident Financial Services, Inc.....................   5,262     93,611
   #Provident New York Bancorp............................   3,935     42,695
    Prudential Financial, Inc.............................  49,098  3,877,269
   #Pulaski Financial Corp................................     342      3,423
    Pzena Investment Management, Inc. Class A.............     566      4,030
   #QC Holdings, Inc......................................   1,034      2,781
   #Radian Group, Inc.....................................   9,498    133,447
    Raymond James Financial, Inc..........................  11,729    516,897
    Regions Financial Corp................................ 147,472  1,476,195
    Reinsurance Group of America, Inc.....................   7,190    489,567
    RenaissanceRe Holdings, Ltd...........................   4,900    426,153

                                     1161

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CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
   #Renasant Corp.........................................  2,122 $   58,143
   #Republic Bancorp, Inc. Class A........................    805     21,067
  #*Republic First Bancorp, Inc...........................    500      1,680
    Resource America, Inc. Class A........................  2,228     18,492
   *Riverview Bancorp, Inc................................  1,205      3,133
    RLI Corp..............................................  1,800    148,572
    Rockville Financial, Inc..............................  2,135     27,969
    Roma Financial Corp...................................    710     13,561
    Ryman Hospitality Properties..........................  3,258    121,360
    S&T Bancorp, Inc......................................  2,523     61,763
  #*Safeguard Scientifics, Inc............................  1,767     26,417
    Safety Insurance Group, Inc...........................  1,800     96,786
    Sandy Spring Bancorp, Inc.............................  1,969     48,122
  #*Seacoast Banking Corp. of Florida.....................    300        708
    SEI Investments Co.................................... 17,903    565,914
    Selective Insurance Group, Inc........................  5,977    146,138
    SI Financial Group, Inc...............................  1,347     15,248
    Sierra Bancorp........................................    240      3,787
  #*Signature Bank........................................  5,030    460,496
    Simmons First National Corp. Class A..................  1,469     40,177
    Simplicity Bancorp, Inc...............................    784     11,611
    SLM Corp.............................................. 53,247  1,315,733
   oSouthern Community Financial..........................    700        154
   #Southside Bancshares, Inc.............................  2,180     54,478
   *Southwest Bancorp, Inc................................  1,600     23,936
  #*St Joe Co. (The)......................................  6,985    158,420
    StanCorp Financial Group, Inc.........................  4,400    233,596
    State Auto Financial Corp.............................  1,800     36,540
    State Street Corp..................................... 49,806  3,469,984
    StellarOne Corp.......................................  2,851     60,384
    Sterling Bancorp......................................  2,599     35,216
   #Stewart Information Services Corp.....................  1,575     48,715
  #*Stifel Financial Corp.................................  5,929    223,227
   *Suffolk Bancorp.......................................  1,838     33,360
  #*Sun Bancorp, Inc......................................  2,137      7,095
    SunTrust Banks, Inc................................... 57,012  1,983,447
   #Susquehanna Bancshares, Inc........................... 18,710    248,843
   *SVB Financial Group...................................  4,709    410,719
   *SWS Group, Inc........................................  1,770     10,549
    SY Bancorp, Inc.......................................  1,733     47,883
   #Symetra Financial Corp................................  7,540    135,569
    Synovus Financial Corp................................ 77,611    258,445
    T Rowe Price Group, Inc............................... 27,140  2,042,014
   *Taylor Capital Group, Inc.............................    851     19,088
   #TCF Financial Corp.................................... 16,486    251,247
    TD Ameritrade Holding Corp............................ 23,898    645,963
   *Tejon Ranch Co........................................  1,649     55,720
    Territorial Bancorp, Inc..............................    840     19,102
   *Texas Capital Bancshares, Inc.........................  4,203    191,194
   *TFS Financial Corp.................................... 11,114    129,700
   #Thomas Properties Group, Inc..........................  5,157     29,189
   #Tompkins Financial Corp...............................    868     39,173
    Torchmark Corp........................................  9,900    703,692

                                     1162

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    Tower Group International, Ltd........................   5,575 $    121,925
    TowneBank.............................................   2,502       39,957
    Travelers Cos., Inc. (The)............................  40,502    3,383,942
    Tree.com, Inc.........................................     721       13,620
    Trico Bancshares......................................   1,628       35,262
   #TrustCo Bank Corp.....................................   7,300       43,362
    Trustmark Corp........................................   7,311      197,178
    U.S. Bancorp.......................................... 198,344    7,402,198
   #UMB Financial Corp....................................   3,000      179,400
    Umpqua Holdings Corp..................................   9,973      167,945
    Union First Market Bankshares Corp....................   2,179       48,156
   #United Bankshares, Inc................................   4,763      134,888
   *United Community Banks, Inc...........................   3,059       41,694
  #*United Community Financial Corp.......................     597        2,757
    United Financial Bancorp, Inc.........................   2,501       39,041
    United Fire Group, Inc................................   2,765       71,918
  #*United Security Bancshares............................   1,621        6,922
   #Universal Insurance Holdings, Inc.....................   2,136       16,789
    Univest Corp. of Pennsylvania.........................   1,893       38,409
    Unum Group............................................  29,554      935,089
    Validus Holdings, Ltd.................................   8,464      299,880
   #Valley National Bancorp...............................  19,685      203,740
   #ViewPoint Financial Group, Inc........................   2,897       62,488
   *Virginia Commerce Bancorp, Inc........................   2,610       39,228
   *Virtus Investment Partners, Inc.......................     450       83,925
    Waddell & Reed Financial, Inc. Class A................   9,308      475,266
  #*Walker & Dunlop, Inc..................................   1,159       21,372
    Washington Banking Co.................................   1,539       22,392
    Washington Federal, Inc...............................   9,784      212,802
    Washington Trust Bancorp, Inc.........................   1,700       54,978
  #*Waterstone Financial, Inc.............................   1,611       17,528
    Webster Financial Corp................................   7,315      199,261
    Wells Fargo & Co...................................... 543,241   23,630,983
    WesBanco, Inc.........................................   2,465       72,594
    West BanCorp., Inc....................................   2,033       27,811
   #Westamerica BanCorp...................................   3,200      153,568
   *Western Alliance Bancorp..............................   7,287      129,199
    Westfield Financial, Inc..............................   4,099       28,529
    Westwood Holdings Group, Inc..........................     700       34,818
    Willis Group Holdings P.L.C...........................  24,203    1,035,888
    Wilshire Bancorp, Inc.................................   5,178       45,515
   #Wintrust Financial Corp...............................   3,300      135,003
  #*World Acceptance Corp.................................   1,500      124,920
    WR Berkley Corp.......................................  12,332      522,507
    WSFS Financial Corp...................................     285       16,966
    XL Group P.L.C........................................  31,713      994,203
   *Yadkin Financial Corp.................................     157        2,448
    Zions BanCorp.........................................  18,945      561,530
   *ZipRealty, Inc........................................   2,357        7,825
                                                                   ------------
Total Financials..........................................          284,001,137
                                                                   ------------
Health Care -- (12.3%)
   #Abaxis, Inc...........................................   1,236       52,036

                                     1163

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
    Abbott Laboratories................................... 161,593 $5,919,152
    AbbVie, Inc........................................... 167,626  7,623,630
   *ABIOMED, Inc..........................................     892     22,371
  #*Accuray, Inc..........................................   4,567     28,361
   *Acorda Therapeutics, Inc..............................   4,300    163,271
   *Actavis, Inc..........................................  13,799  1,852,792
    Aetna, Inc............................................  40,376  2,590,928
  #*Affymax, Inc..........................................   2,611      4,517
   *Affymetrix, Inc.......................................   4,065     15,447
    Agilent Technologies, Inc.............................  36,322  1,624,683
   #Air Methods Corp......................................   3,900    131,001
  #*Albany Molecular Research, Inc........................   3,400     43,214
   *Alere, Inc............................................   8,565    286,071
   *Alexion Pharmaceuticals, Inc..........................  19,881  2,310,769
  #*Align Technology, Inc.................................   6,710    288,798
   *Alkermes P.L.C........................................  46,437  1,559,354
    Allergan, Inc.........................................  31,158  2,839,117
   *Alliance HealthCare Services, Inc.....................   1,000     19,500
   *Allscripts Healthcare Solutions, Inc..................  18,960    299,758
    Almost Family, Inc....................................     812     15,534
   *Alnylam Pharmaceuticals, Inc..........................   3,514    162,241
   *Alphatec Holdings, Inc................................   7,600     17,480
  #*AMAG Pharmaceuticals, Inc.............................   2,000     45,000
  #*Amedisys, Inc.........................................   3,037     37,993
    AmerisourceBergen Corp................................  26,780  1,560,471
    Amgen, Inc............................................  80,563  8,724,167
   *AMN Healthcare Services, Inc..........................   6,328     93,528
   *Amsurg Corp...........................................   3,550    138,840
    Analogic Corp.........................................   1,300     92,807
   *AngioDynamics, Inc....................................   1,880     22,466
  #*Anika Therapeutics, Inc...............................   1,888     37,968
  #*Ariad Pharmaceuticals, Inc............................  18,862    350,456
   *Arqule, Inc...........................................   2,900      7,743
   *ArthroCare Corp.......................................   2,848    103,268
   *Astex Pharmaceuticals.................................   6,094     31,872
  #*athenahealth, Inc.....................................   3,898    436,381
   *AtriCure, Inc.........................................     900      8,694
  #*AVEO Pharmaceuticals, Inc.............................   1,934      4,642
  #*Baxano Surgical, Inc..................................   2,100      4,179
    Baxter International, Inc.............................  57,365  4,189,940
    Becton Dickinson and Co...............................  20,572  2,133,728
   *Bio-Rad Laboratories, Inc. Class A....................   2,013    245,566
  #*Bio-Reference Labs, Inc...............................   2,873     76,853
   *Biogen Idec, Inc......................................  24,357  5,312,992
   *BioMarin Pharmaceutical, Inc..........................  14,820    958,113
   *BioScrip, Inc.........................................   6,872    111,670
    Biota Pharmaceuticals, Inc............................     488      1,976
    BioTelemetry, Inc.....................................     646      4,884
   *Boston Scientific Corp................................ 159,048  1,736,804
    Bristol-Myers Squibb Co............................... 175,807  7,601,895
  #*Brookdale Senior Living, Inc..........................  10,600    308,672
   *Bruker Corp...........................................  10,040    179,917
   *Cambrex Corp..........................................   3,827     56,066

                                     1164

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
    Cantel Medical Corp...................................   3,750 $    99,525
   *Capital Senior Living Corp............................   3,849      88,681
    Cardinal Health, Inc..................................  35,293   1,767,826
   *CareFusion Corp.......................................  23,317     899,337
   *Celgene Corp..........................................  44,783   6,576,831
  #*Celldex Therapeutics, Inc.............................   4,986     102,113
   *Centene Corp..........................................   5,600     310,632
  #*Cepheid, Inc..........................................   6,896     240,464
   *Cerner Corp...........................................  30,000   1,470,000
   *Charles River Laboratories International, Inc.........   5,400     245,916
   #Chemed Corp...........................................   2,300     162,357
    Cigna Corp............................................  30,209   2,351,166
   *Codexis, Inc..........................................   1,220       2,989
    Community Health Systems, Inc.........................  10,000     460,600
   #Computer Programs & Systems, Inc......................   1,145      63,822
    CONMED Corp...........................................   2,535      83,148
    Cooper Cos., Inc. (The)...............................   5,265     670,498
   *Corvel Corp...........................................   1,800      61,002
  #*Covance, Inc..........................................   5,900     486,750
    Covidien P.L.C........................................  49,700   3,063,011
    CR Bard, Inc..........................................   8,600     985,560
   *Cross Country Healthcare, Inc.........................   1,700       9,588
    CryoLife, Inc.........................................   3,061      21,672
  #*Cubist Pharmaceuticals, Inc...........................   7,273     453,326
   *Cumberland Pharmaceuticals, Inc.......................   2,792      15,635
   *Cutera, Inc...........................................   1,850      17,668
   *Cyberonics, Inc.......................................   2,900     150,771
   *Cynosure, Inc. Class A................................   1,994      56,776
   *DaVita HealthCare Partners, Inc.......................  10,470   1,218,813
    DENTSPLY International, Inc...........................  15,118     648,260
  #*Depomed, Inc..........................................   5,000      32,600
   *Dynacq Healthcare, Inc................................     300          12
   *Edwards Lifesciences Corp.............................  11,906     849,850
   #Eli Lilly & Co........................................ 106,875   5,676,131
   *Emergent Biosolutions, Inc............................   2,866      50,700
   *Emeritus Corp.........................................   2,705      62,729
   *Endo Health Solutions, Inc............................  12,031     462,712
  #*Endocyte, Inc.........................................     878      15,778
    Ensign Group, Inc. (The)..............................   1,831      70,017
  #*Enzo Biochem, Inc.....................................   3,718       8,105
    Enzon Pharmaceuticals, Inc............................   3,492       6,984
   *Exactech, Inc.........................................   1,400      30,226
  #*ExamWorks Group, Inc..................................   1,667      40,475
   *Express Scripts Holding Co............................  85,387   5,597,118
   *Five Star Quality Care, Inc...........................   4,366      25,847
   *Forest Laboratories, Inc..............................  27,507   1,198,205
   *Furiex Pharmaceuticals, Inc...........................     833      36,644
  #*Genomic Health, Inc...................................     430      15,325
   *Gentiva Health Services, Inc..........................   3,177      34,121
   *Gilead Sciences, Inc.................................. 163,352  10,037,980
   *Greatbatch, Inc.......................................   2,450      92,610
  #*GTx, Inc..............................................   1,250       5,988
  #*Haemonetics Corp......................................   5,600     236,432

                                     1165

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Hanger, Inc...........................................   3,139 $   115,892
   *Harvard Bioscience, Inc...............................   4,139      22,144
    HCA Holdings, Inc.....................................  26,869   1,047,891
   *Health Management Associates, Inc. Class A............  27,224     366,980
   *Health Net, Inc.......................................   8,691     266,553
   *HealthSouth Corp......................................  10,319     335,987
   *HealthStream, Inc.....................................   2,809      88,483
   *Healthways, Inc.......................................   3,100      53,196
   *Henry Schein, Inc.....................................   9,246     960,012
   #Hi-Tech Pharmacal Co., Inc............................     841      30,226
    Hill-Rom Holdings, Inc................................   6,500     240,955
  #*HMS Holdings Corp.....................................   3,450      83,455
   *Hologic, Inc..........................................  25,846     586,704
   *Hospira, Inc..........................................  17,344     705,901
    Humana, Inc...........................................  17,105   1,561,002
   *ICU Medical, Inc......................................   1,350      96,781
  #*Idera Pharmaceuticals, Inc............................   3,093       4,083
  #*IDEXX Laboratories, Inc...............................   5,800     568,342
  #*Illumina, Inc.........................................  13,014   1,038,777
  #*Immunomedics, Inc.....................................   7,400      42,106
   *Impax Laboratories, Inc...............................   6,540     135,640
   *Incyte Corp., Ltd.....................................  13,086     306,343
  #*Infinity Pharmaceuticals, Inc.........................   2,823      59,791
  #*Integra LifeSciences Holdings Corp....................   2,600     102,414
   *Intuitive Surgical, Inc...............................   4,038   1,566,744
    Invacare Corp.........................................   3,000      46,830
  #*IPC The Hospitalist Co., Inc..........................   1,600      80,592
  #*Isis Pharmaceuticals, Inc.............................  11,438     329,986
   *Jazz Pharmaceuticals P.L.C............................   4,798     362,297
    Johnson & Johnson..................................... 303,676  28,393,706
   *Kindred Healthcare, Inc...............................   5,377      82,591
  #*Laboratory Corp. of America Holdings..................  10,100     977,074
    Landauer, Inc.........................................     917      45,181
   *Lannett Co., Inc......................................   1,787      24,821
   *LCA-Vision, Inc.......................................   2,557      10,279
   #LeMaitre Vascular, Inc................................   2,283      15,730
   *LHC Group, Inc........................................   1,463      33,561
   *Life Technologies Corp................................  18,352   1,369,059
   *LifePoint Hospitals, Inc..............................   4,944     243,047
   *Luminex Corp..........................................   3,762      74,901
   *Magellan Health Services, Inc.........................   2,400     137,160
   *Mallinckrodt P.L.C....................................   6,212     285,069
   #Masimo Corp...........................................   5,278     122,925
    Maxygen, Inc..........................................   3,792       9,480
    McKesson Corp.........................................  24,342   2,985,790
   *MedAssets, Inc........................................   4,800     104,496
  o*MedCath Corp..........................................   1,565       2,144
   *Medical Action Industries, Inc........................   1,834      16,854
   *Medicines Co. (The)...................................   5,790     178,911
  #*MediciNova, Inc.......................................     500       1,340
   *Medidata Solutions, Inc...............................   2,074     191,907
  #*Medivation, Inc.......................................   7,756     448,840
  #*MEDNAX, Inc...........................................   5,264     512,819

                                     1166

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
    Medtronic, Inc........................................ 108,110 $ 5,971,996
    Merck & Co., Inc...................................... 323,550  15,585,403
   #Meridian Bioscience, Inc..............................   4,363     107,897
  #*Merit Medical Systems, Inc............................   4,472      58,762
   *Mettler-Toledo International, Inc.....................   3,200     705,920
  #*Molina Healthcare, Inc................................   3,211     119,192
   *Momenta Pharmaceuticals, Inc..........................   4,800      82,848
   *MWI Veterinary Supply, Inc............................   1,239     176,149
   *Mylan, Inc............................................  43,350   1,454,826
  #*Myriad Genetics, Inc..................................   9,000     267,030
  #*Nanosphere, Inc.......................................   4,200      13,272
   #National Healthcare Corp..............................   1,000      48,030
   *National Research Corp. Class A.......................     600      10,788
   #National Research Corp. Class B.......................     100       3,910
   *Natus Medical, Inc....................................   2,124      27,166
   *Neogen Corp...........................................   1,972     111,379
   *NuVasive, Inc.........................................   4,366      99,632
    Omnicare, Inc.........................................  12,061     636,700
   *Omnicell, Inc.........................................   4,051      85,476
   *Onyx Pharmaceuticals, Inc.............................   7,700   1,011,010
  #*Opko Health, Inc......................................  17,157     127,820
   *OraSure Technologies, Inc.............................   4,876      21,601
   *Orthofix International NV.............................   1,730      39,288
   #Owens & Minor, Inc....................................   6,767     243,341
   #Pain Therapeutics, Inc................................   2,000       4,840
   *PAREXEL International Corp............................   6,325     312,771
    Patterson Cos., Inc...................................   9,800     400,722
   *PDI, Inc..............................................   1,874       8,714
   #PDL BioPharma, Inc....................................  14,616     118,682
    PerkinElmer, Inc......................................  12,400     422,716
    Perrigo Co............................................   9,500   1,181,705
    Pfizer, Inc........................................... 704,127  20,581,632
   *PharMerica Corp.......................................   2,600      38,064
  #*PhotoMedex, Inc.......................................   1,800      28,656
  #*Pozen, Inc............................................   3,692      21,229
   *Progenics Pharmaceuticals, Inc........................   3,300      19,767
   *ProPhase Labs, Inc....................................     350         543
   *Providence Service Corp. (The)........................   1,602      44,167
  #*pSivida Corp..........................................   1,029       3,879
   #Quality Systems, Inc..................................   4,000      91,480
    Quest Diagnostics, Inc................................  16,526     963,631
   #Questcor Pharmaceuticals, Inc.........................   6,310     421,634
   *Quidel Corp...........................................   2,861      76,589
   *RadNet, Inc...........................................   1,992       5,538
   *Regeneron Pharmaceuticals, Inc........................   8,100   2,187,486
  #*Repligen Corp.........................................   3,600      36,612
   #ResMed, Inc...........................................  15,326     730,284
  #*Rigel Pharmaceuticals, Inc............................   5,853      22,300
   *Rochester Medical Corp................................   1,012      14,957
   *RTI Biologics, Inc....................................   5,843      22,905
   *Salix Pharmaceuticals, Ltd............................   6,400     472,960
  #*Sangamo Biosciences, Inc..............................     316       3,081
  #*Santarus, Inc.........................................   5,399     131,304

                                     1167

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Sciclone Pharmaceuticals, Inc.........................   2,710 $     16,965
  #*Seattle Genetics, Inc.................................  11,055      447,949
    Select Medical Holdings Corp..........................   6,247       56,036
   *Sirona Dental Systems, Inc............................   5,975      421,835
   *Skilled Healthcare Group, Inc. Class A................   2,400       15,648
  #*Solta Medical, Inc....................................   4,965       13,455
   *Spectranetics Corp....................................   4,200       75,684
   #Spectrum Pharmaceuticals, Inc.........................   6,160       51,990
    St Jude Medical, Inc..................................  31,655    1,658,405
    STERIS Corp...........................................   6,066      273,091
  #*Strategic Diagnostics, Inc............................   2,577        2,525
    Stryker Corp..........................................  32,260    2,273,040
   *Sucampo Pharmaceuticals, Inc. Class A.................     600        3,678
   *SurModics, Inc........................................   1,400       28,336
   *Symmetry Medical, Inc.................................   3,300       28,743
  #*Targacept, Inc........................................   1,844        9,220
   *Team Health Holdings, Inc.............................   7,080      284,758
    Techne Corp...........................................   3,471      255,952
    Teleflex, Inc.........................................   4,373      347,347
   *Tenet Healthcare Corp.................................  11,700      522,405
  #*Theravance, Inc.......................................   8,386      323,364
    Thermo Fisher Scientific, Inc.........................  38,296    3,489,149
   *Thoratec Corp.........................................   6,444      211,299
  #*Transcept Pharmaceuticals, Inc........................     228          641
   *Triple-S Management Corp. Class B.....................   2,513       54,683
   oTrubion Pharmeceuticals, Inc..........................     800           --
  #*United Therapeutics Corp..............................   5,000      374,200
    UnitedHealth Group, Inc............................... 108,703    7,919,014
   #Universal American Corp...............................   3,113       33,745
    Universal Health Services, Inc. Class B...............   9,500      664,525
    US Physical Therapy, Inc..............................     902       25,815
   #Utah Medical Products, Inc............................     276       15,406
   *Vanguard Health Systems, Inc..........................   2,865       59,907
   *Varian Medical Systems, Inc...........................  11,557      837,882
   *Vascular Solutions, Inc...............................   1,700       27,472
   *VCA Antech, Inc.......................................   9,000      258,840
   *Vertex Pharmaceuticals, Inc...........................  22,074    1,761,505
  #*Vical, Inc............................................     798        3,080
  #*ViroPharma, Inc.......................................   7,500      257,400
    Warner Chilcott P.L.C. Class A........................  21,270      453,264
   *Waters Corp...........................................   9,300      938,742
   *WellCare Health Plans, Inc............................   4,200      256,326
   #WellPoint, Inc........................................  32,544    2,784,465
    West Pharmaceutical Services, Inc.....................   3,695      272,543
   *Wright Medical Group, Inc.............................   3,917      107,404
  #*XenoPort, Inc.........................................   2,757       14,860
  #*Zalicus, Inc..........................................     987          476
    Zimmer Holdings, Inc..................................  18,480    1,542,710
    Zoetis, Inc........................................... 185,169    5,519,882
                                                                   ------------
Total Health Care.........................................          247,708,639
                                                                   ------------
Industrials -- (10.9%)
    3M Co.................................................  70,092    8,230,904

                                     1168

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CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
    AAON, Inc.............................................  4,612 $   99,481
    AAR Corp..............................................  3,583     86,852
    ABM Industries, Inc...................................  5,315    137,658
   #Acacia Research Corp..................................  4,362     99,541
  #*ACCO Brands Corp......................................  4,702     31,080
    Aceto Corp............................................  2,454     38,086
    Acme United Corp......................................    400      5,552
   #Acorn Energy, Inc.....................................    330      2,864
    Actuant Corp. Class A.................................  7,200    254,232
   #Acuity Brands, Inc....................................  4,582    396,343
   *Adept Technology, Inc.................................  1,502      5,332
   #ADT Corp. (The)....................................... 24,144    967,692
   *Advisory Board Co. (The)..............................  3,600    211,284
   *AECOM Technology Corp................................. 10,785    365,611
  #*Aegion Corp...........................................  6,240    142,397
  #*Aerovironment, Inc....................................  2,727     61,657
    AGCO Corp............................................. 10,140    570,375
   *Air Transport Services Group, Inc.....................  3,656     24,422
    Aircastle, Ltd........................................  5,800    101,964
    Alamo Group, Inc......................................    789     32,878
   *Alaska Air Group, Inc.................................  7,432    454,615
    Albany International Corp. Class A....................  2,633     90,865
    Allegiant Travel Co...................................  1,647    160,385
    Alliant Techsystems, Inc..............................  3,650    339,815
    Altra Holdings, Inc...................................  4,206    104,898
    AMERCO................................................    854    142,037
  #*Ameresco, Inc. Class A................................  1,700     15,538
   #American Railcar Industries, Inc......................  1,606     57,704
    American Science & Engineering, Inc...................  1,029     62,553
   *American Woodmark Corp................................  1,214     42,114
    AMETEK, Inc........................................... 26,050  1,205,594
    Ampco-Pittsburgh Corp.................................    700     13,468
    AO Smith Corp.........................................  9,832    406,258
    Apogee Enterprises, Inc...............................  3,000     80,280
    Applied Industrial Technologies, Inc..................  4,082    212,917
   *ARC Document Solutions, Inc...........................  3,000     14,310
    Argan, Inc............................................  1,347     21,350
   #Arkansas Best Corp....................................  3,000     65,100
   *Armstrong World Industries, Inc.......................  2,800    140,224
    Astec Industries, Inc.................................  2,360     82,600
   *Astronics Corp........................................  1,158     45,753
   *AT Cross Co. Class A..................................    845     15,717
   *Atlas Air Worldwide Holdings, Inc.....................  2,609    116,466
    Avery Dennison Corp................................... 10,701    478,656
   *Avis Budget Group, Inc................................ 11,377    359,968
    AZZ, Inc..............................................  2,800    105,924
   *B/E Aerospace, Inc.................................... 10,903    760,048
    Babcock & Wilcox Co. (The)............................ 11,668    356,341
    Barnes Group, Inc.....................................  5,300    174,900
    Barrett Business Services, Inc........................    625     43,913
  #*Beacon Roofing Supply, Inc............................  4,942    201,584
    Belden, Inc...........................................  4,749    278,339
   *Blount International, Inc.............................  4,550     59,969

                                     1169

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
  #*BlueLinx Holdings, Inc................................     873 $    1,615
    Boeing Co. (The)......................................  77,367  8,131,272
    Brady Corp. Class A...................................   4,590    152,709
   #Briggs & Stratton Corp................................   4,639     93,940
    Brink's Co. (The).....................................   4,959    132,554
  #*Builders FirstSource, Inc.............................   3,029     17,871
   *CAI International, Inc................................   1,400     29,386
    Carlisle Cos., Inc....................................   6,798    460,497
  #*Casella Waste Systems, Inc. Class A...................   3,338     15,922
    Caterpillar, Inc......................................  69,555  5,766,805
  #*CBIZ, Inc.............................................   5,600     40,656
    CDI Corp..............................................   1,100     17,303
    Ceco Environmental Corp...............................     670      8,951
    Celadon Group, Inc....................................   1,523     30,628
   #CH Robinson Worldwide, Inc............................  17,200  1,025,464
  #*Chart Industries, Inc.................................   3,200    363,840
    Chicago Bridge & Iron Co. NV..........................   4,988    297,185
    Cintas Corp...........................................  11,700    555,867
    CIRCOR International, Inc.............................   1,580     82,982
    CLARCOR, Inc..........................................   5,300    291,394
  #*Clean Harbors, Inc....................................   6,136    346,316
    CNH Global NV.........................................   3,381    158,873
    Coleman Cable, Inc....................................     698     15,168
   *Colfax Corp...........................................   6,188    328,397
   *Columbus McKinnon Corp................................   2,000     44,240
    Comfort Systems USA, Inc..............................   4,929     76,153
   *Command Security Corp.................................   1,531      2,358
  #*Commercial Vehicle Group, Inc.........................   2,700     19,548
    Con-way, Inc..........................................   5,656    234,441
   *Consolidated Graphics, Inc............................     700     37,513
    Copa Holdings SA Class A..............................   3,120    434,210
   *Copart, Inc...........................................  11,500    373,865
    Corporate Executive Board Co. (The)...................   3,688    248,682
    Courier Corp..........................................   1,460     22,659
    Covanta Holding Corp..................................  12,535    260,853
   *Covenant Transportation Group, Inc. Class A...........     100        641
  #*CPI Aerostructures, Inc...............................     541      6,065
   *CRA International, Inc................................   1,100     21,054
    Crane Co..............................................   4,900    298,410
    CSX Corp.............................................. 108,100  2,681,961
    Cubic Corp............................................   1,635     82,649
    Cummins, Inc..........................................  18,689  2,264,920
    Curtiss-Wright Corp...................................   4,100    166,624
    Danaher Corp..........................................  61,888  4,167,538
    Deere & Co............................................  38,916  3,232,752
   *Delta Air Lines, Inc..................................  90,905  1,929,913
   #Deluxe Corp...........................................   5,100    209,151
   *DigitalGlobe, Inc.....................................   7,382    239,177
   *Dolan Co. (The).......................................   2,800      7,112
   #Donaldson Co., Inc....................................  15,100    547,375
    Douglas Dynamics, Inc.................................   3,141     45,136
    Dover Corp............................................  19,380  1,659,703
   *Ducommun, Inc.........................................   1,100     25,124

                                     1170

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Dun & Bradstreet Corp. (The).........................     4,900 $   507,787
   *DXP Enterprises, Inc.................................       999      68,931
   *Dycom Industries, Inc................................     3,188      84,418
    Dynamic Materials Corp...............................     1,062      20,592
  #*Eagle Bulk Shipping, Inc.............................     1,175       4,512
    Eastern Co. (The)....................................       600      10,032
    Eaton Corp. P.L.C....................................    48,826   3,366,553
  #*Echo Global Logistics, Inc...........................       777      16,915
    EMCOR Group, Inc.....................................     7,100     293,088
    Emerson Electric Co..................................    76,280   4,681,304
    Encore Wire Corp.....................................     1,900      79,249
  #*Energy Recovery, Inc.................................     2,000       8,740
   *EnerNOC, Inc.........................................     2,080      32,490
    EnerSys, Inc.........................................     5,200     275,184
  #*Engility Holdings, Inc...............................     1,833      59,737
    Ennis, Inc...........................................     2,716      50,327
  #*EnPro Industries, Inc................................     2,000     113,660
    Equifax, Inc.........................................    12,698     802,895
    ESCO Technologies, Inc...............................     2,486      86,090
   *Esterline Technologies Corp..........................     3,200     260,608
    Exelis, Inc..........................................    19,667     290,678
    Expeditors International of Washington, Inc..........    22,436     904,620
    Exponent, Inc........................................     1,400      92,568
    Fastenal Co..........................................    30,365   1,488,189
   *Federal Signal Corp..................................     6,721      65,194
    FedEx Corp...........................................    31,565   3,345,890
  #*Flow International Corp..............................     3,739      14,433
    Flowserve Corp.......................................    16,500     935,220
    Fluor Corp...........................................    17,555   1,098,241
    Fortune Brands Home & Security, Inc..................    16,980     701,444
    Forward Air Corp.....................................     2,983     109,088
   *Franklin Covey Co....................................     1,500      24,210
    Franklin Electric Co., Inc...........................     5,400     201,204
   #FreightCar America, Inc..............................     1,200      21,852
   *FTI Consulting, Inc..................................     4,114     153,288
   *Fuel Tech, Inc.......................................     1,700       6,290
   *Furmanite Corp.......................................     3,300      24,717
    G&K Services, Inc. Class A...........................     1,900     100,339
   #GATX Corp............................................     4,700     212,346
  #*Genco Shipping & Trading, Ltd........................     2,800       5,824
  #*Gencor Industries, Inc...............................       400       3,080
  #*GenCorp, Inc.........................................     4,917      86,097
    Generac Holdings, Inc................................     5,965     258,583
   #General Cable Corp...................................     5,029     158,514
    General Dynamics Corp................................    31,056   2,650,319
    General Electric Co.................................. 1,116,719  27,214,442
   *Genesee & Wyoming, Inc. Class A......................     5,062     453,859
   *Gibraltar Industries, Inc............................     3,140      48,356
    Global Power Equipment Group, Inc....................     1,290      23,323
  #*Goldfield Corp. (The)................................     1,983       4,263
   #Gorman-Rupp Co. (The)................................     1,953      67,828
   *GP Strategies Corp...................................     1,842      48,647
    Graco, Inc...........................................     6,625     462,292

                                     1171

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CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
  #*GrafTech International, Ltd...........................  7,182 $   54,009
    Graham Corp...........................................  1,500     49,035
    Granite Construction, Inc.............................  3,685    111,471
    Great Lakes Dredge & Dock Corp........................  6,665     51,254
  #*Greenbrier Cos., Inc..................................  2,169     49,605
   #Griffon Corp..........................................  5,003     59,536
    H&E Equipment Services, Inc...........................  3,255     74,344
    Hardinge, Inc.........................................    700     11,074
    Harsco Corp...........................................  8,088    208,347
  #*Hawaiian Holdings, Inc................................  4,038     30,850
   #Heartland Express, Inc................................  5,162     75,985
   #HEICO Corp............................................  1,600     90,880
    HEICO Corp. Class A...................................  2,841    114,265
    Heidrick & Struggles International, Inc...............  1,861     28,622
    Herman Miller, Inc....................................  6,453    181,394
  #*Hertz Global Holdings, Inc............................ 36,477    934,176
   *Hexcel Corp........................................... 10,870    382,733
  #*Hill International, Inc...............................  4,200     13,188
    HNI Corp..............................................  4,673    178,088
    Honeywell International, Inc.......................... 78,714  6,531,688
    Houston Wire & Cable Co...............................  2,370     35,147
  #*Hub Group, Inc. Class A...............................  3,714    142,060
    Hubbell, Inc. Class B.................................  5,450    585,057
   *Hudson Global, Inc....................................  3,600      8,532
    Huntington Ingalls Industries, Inc....................  5,491    341,430
    Hurco Cos., Inc.......................................    883     25,166
   *Huron Consulting Group, Inc...........................  2,184    111,253
    Hyster-Yale Materials Handling, Inc...................  1,066     69,301
   *ICF International, Inc................................  1,750     58,433
    IDEX Corp.............................................  8,775    523,429
   *IHS, Inc. Class A.....................................  5,258    577,223
   *II-VI, Inc............................................  4,886     86,384
   #Illinois Tool Works, Inc.............................. 43,558  3,137,918
    Ingersoll-Rand P.L.C.................................. 31,966  1,951,524
  #*InnerWorkings, Inc....................................  5,543     64,742
   #Innovative Solutions & Support, Inc...................  1,906     14,695
    Insperity, Inc........................................  2,180     72,093
    Insteel Industries, Inc...............................  2,000     33,600
  #*Integrated Electrical Services, Inc...................    707      4,164
   #Interface, Inc........................................  7,269    138,038
   #International Shipholding Corp........................    637     17,416
   #Intersections, Inc....................................  1,231     11,916
    Iron Mountain, Inc.................................... 13,356    371,297
    ITT Corp..............................................  9,589    299,560
   *Jacobs Engineering Group, Inc......................... 13,400    793,280
   #JB Hunt Transport Services, Inc....................... 10,057    753,571
  #*JetBlue Airways Corp.................................. 26,500    173,310
    John Bean Technologies Corp...........................  2,998     71,083
   #Joy Global, Inc....................................... 11,255    557,122
    Kadant, Inc...........................................    900     29,466
    Kaman Corp............................................  2,387     90,372
    Kansas City Southern.................................. 11,900  1,282,225
    KAR Auction Services, Inc.............................  6,029    153,378

                                     1172

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
    Kaydon Corp...........................................  2,890 $   84,041
    KBR, Inc.............................................. 15,190    475,143
    Kelly Services, Inc. Class A..........................  2,711     53,054
    Kennametal, Inc.......................................  8,500    368,390
  #*Key Technology, Inc...................................    744     10,773
    Kforce, Inc...........................................  2,790     46,537
    Kimball International, Inc. Class B...................  2,500     27,475
  #*Kirby Corp............................................  5,300    447,638
    Knight Transportation, Inc............................  5,768     97,883
    Knoll, Inc............................................  5,103     84,302
   *Korn/Ferry International..............................  4,871     95,131
  #*Kratos Defense & Security Solutions, Inc..............  3,728     25,127
    L-3 Communications Holdings, Inc...................... 11,000  1,024,650
    Landstar System, Inc..................................  4,810    260,029
    Lawson Products, Inc..................................    649      7,872
   *Layne Christensen Co..................................  1,700     32,946
    LB Foster Co. Class A.................................    581     27,005
    Lennox International, Inc.............................  4,700    337,554
    Lincoln Electric Holdings, Inc........................  8,460    499,478
   #Lindsay Corp..........................................  1,349    101,310
  #*LMI Aerospace, Inc....................................    698     12,906
   #Lockheed Martin Corp.................................. 29,138  3,500,057
    LSI Industries, Inc...................................  2,400     19,584
   *Lydall, Inc...........................................  1,419     22,080
    Manitowoc Co., Inc. (The)............................. 13,600    279,208
    Manpowergroup, Inc....................................  7,713    515,768
    Marten Transport, Ltd.................................  3,358     57,623
    Masco Corp............................................ 38,326    786,450
  #*MasTec, Inc...........................................  6,300    207,900
    Matson, Inc...........................................  4,200    118,944
    McGrath RentCorp......................................  2,486     85,121
   *Meritor, Inc..........................................  9,997     81,276
   #Met-Pro Corp..........................................  1,935     26,413
   *Metalico, Inc.........................................  5,606      8,129
   *Mfri, Inc.............................................  1,091     11,826
    Michael Baker Corp....................................    800     32,320
   *Middleby Corp.........................................  2,025    362,353
    Miller Industries, Inc................................  1,421     23,574
    Mine Safety Appliances Co.............................  3,481    184,946
  #*Mistras Group, Inc....................................    203      3,412
   *Mobile Mini, Inc......................................  3,786    130,655
   *Moog, Inc. Class A....................................  3,953    222,317
   #MSC Industrial Direct Co., Inc. Class A...............  5,217    422,316
    Mueller Industries, Inc...............................  2,900    159,181
    Mueller Water Products, Inc. Class A.................. 15,235    117,919
    Multi-Color Corp......................................  1,486     51,430
   *MYR Group, Inc........................................  2,509     54,194
    National Presto Industries, Inc.......................    737     54,641
  #*National Technical Systems, Inc.......................  1,200     19,140
   *Navigant Consulting, Inc..............................  4,323     58,015
  #*Navistar International Corp...........................  4,525    154,529
   *NCI Building Systems, Inc.............................    674      9,557
    Nielsen Holdings NV................................... 19,692    658,107

                                     1173

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
   #NL Industries, Inc....................................  4,704 $   52,167
    NN, Inc...............................................  1,100     13,530
    Nordson Corp..........................................  6,170    445,227
    Norfolk Southern Corp................................. 33,685  2,464,395
   *Nortek, Inc...........................................    786     53,063
    Northrop Grumman Corp................................. 23,919  2,201,983
   *Northwest Pipe Co.....................................  1,100     32,780
  #*Ocean Power Technologies, Inc.........................    300        471
   *Old Dominion Freight Line, Inc........................  6,962    304,100
   #Omega Flex, Inc.......................................    302      5,439
   *On Assignment, Inc....................................  4,685    143,033
   *Orbital Sciences Corp.................................  5,714    105,938
  #*Orion Energy Systems, Inc.............................    230        791
   *Orion Marine Group, Inc...............................  2,500     31,425
   *Oshkosh Corp..........................................  9,200    412,344
   *Owens Corning......................................... 11,644    459,822
    PACCAR, Inc........................................... 34,027  1,914,699
   *Pacer International, Inc..............................  2,277     14,095
    Pall Corp............................................. 12,100    846,516
    PAM Transportation Services, Inc......................    492      5,889
   *Park-Ohio Holdings Corp...............................  1,300     45,669
    Parker Hannifin Corp.................................. 15,690  1,620,463
   *Patrick Industries, Inc...............................    600     14,946
   *Pendrell Corp......................................... 12,128     29,107
    Pentair, Ltd.......................................... 22,197  1,355,793
   *PGT, Inc..............................................  2,609     26,090
    Pike Electric Corp....................................  2,597     31,709
   #Pitney Bowes, Inc..................................... 21,813    360,133
  #*PMFG, Inc.............................................    400      3,040
   *Polypore International, Inc...........................  5,100    214,149
   *Powell Industries, Inc................................    700     34,440
  #*PowerSecure International, Inc........................  2,600     42,328
    Precision Castparts Corp.............................. 15,585  3,455,506
    Primoris Services Corp................................  3,064     63,731
    Quad/Graphics, Inc....................................  2,303     64,576
   *Quality Distribution, Inc.............................  1,769     18,681
   #Quanex Building Products Corp.........................  3,800     64,676
   *Quanta Services, Inc.................................. 23,099    619,284
   #Raven Industries, Inc.................................  3,530    108,230
    Raytheon Co........................................... 34,592  2,485,089
  #*RBC Bearings, Inc.....................................  2,240    122,886
   #RCM Technologies, Inc.................................    395      2,141
    Regal-Beloit Corp.....................................  4,464    288,732
   *Republic Airways Holdings, Inc........................  4,358     59,835
    Republic Services, Inc................................ 31,837  1,079,593
    Resources Connection, Inc.............................  4,266     56,738
   *Roadrunner Transportation Systems, Inc................  1,537     46,464
    Robert Half International, Inc........................ 14,493    539,719
    Rockwell Automation, Inc.............................. 14,920  1,445,002
    Rockwell Collins, Inc................................. 14,032    998,657
    Rollins, Inc..........................................  6,926    176,613
    Roper Industries, Inc................................. 10,600  1,335,176
   *RPX Corp..............................................    844     14,719

                                     1174

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CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
   #RR Donnelley & Sons Co................................ 19,959 $  379,021
  #*Rush Enterprises, Inc. Class A........................  2,675     66,661
    Ryder System, Inc.....................................  5,488    339,378
   *Saia, Inc.............................................  2,325     69,610
    Schawk, Inc...........................................  2,653     36,558
  #*Sensata Technologies Holding NV....................... 10,683    401,467
    SIFCO Industries, Inc.................................    100      2,000
    Simpson Manufacturing Co., Inc........................  3,827    126,368
    SkyWest, Inc..........................................  4,969     75,131
    Snap-on, Inc..........................................  6,096    578,206
    Southwest Airlines Co................................. 81,139  1,122,152
   *Sparton Corp..........................................    400      7,108
   *Spirit Aerosystems Holdings, Inc. Class A............. 11,500    291,640
   *Spirit Airlines, Inc..................................  6,288    207,818
    SPX Corp..............................................  5,400    412,614
  #*Standard Parking Corp.................................  2,343     53,936
   *Standard Register Co. (The)...........................    360      1,069
    Standex International Corp............................  1,820    107,435
    Stanley Black & Decker, Inc........................... 16,463  1,393,099
    Steelcase, Inc. Class A............................... 13,910    211,988
   *Stericycle, Inc.......................................  9,382  1,087,749
   *Sterling Construction Co., Inc........................  1,440     14,141
    Sun Hydraulics Corp...................................  2,235     70,291
   *Swift Transportation Co...............................  9,100    162,344
   #TAL International Group, Inc..........................  3,192    128,478
   *Taser International, Inc..............................  5,800     51,504
   *Team, Inc.............................................  1,992     78,066
  #*Tecumseh Products Co. Class A.........................    900     10,332
   *Teledyne Technologies, Inc............................  3,700    296,629
    Tennant Co............................................  1,603     82,715
   *Terex Corp............................................ 11,602    342,027
   *Tetra Tech, Inc.......................................  6,326    149,294
   #Textainer Group Holdings, Ltd.........................  2,100     74,319
    Textron, Inc.......................................... 29,300    802,234
   *Thermon Group Holdings, Inc...........................  2,619     52,406
    Timken Co.............................................  8,560    500,075
    Titan International, Inc..............................  4,800     82,752
  #*Titan Machinery, Inc..................................  1,496     28,559
    TMS International Corp. Class A.......................    291      4,764
    Toro Co. (The)........................................  6,400    315,392
    Towers Watson & Co. Class A...........................  7,250    610,667
    TransDigm Group, Inc..................................  5,200    751,868
   *TRC Cos., Inc.........................................  3,000     24,900
  #*Trex Co., Inc.........................................  1,300     61,542
   *Trimas Corp...........................................  3,678    136,196
   #Trinity Industries, Inc...............................  8,400    330,708
    Triumph Group, Inc....................................  5,222    409,718
   *TrueBlue, Inc.........................................  4,300    114,810
   *Tutor Perini Corp.....................................  3,160     62,505
   #Twin Disc, Inc........................................    668     16,687
    Tyco International, Ltd............................... 49,979  1,739,769
   *Ultralife Corp........................................  2,100      7,308
    UniFirst Corp.........................................  1,540    150,951

                                     1175

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------ ------------
Industrials -- (Continued)
    Union Pacific Corp.................................... 50,016 $  7,932,037
   *United Continental Holdings, Inc...................... 34,740    1,210,689
    United Parcel Service, Inc. Class B................... 76,915    6,676,222
  #*United Rentals, Inc...................................  8,137      466,413
    United Stationers, Inc................................  3,629      150,204
    United Technologies Corp.............................. 93,458    9,866,361
   #Universal Forest Products, Inc........................  1,800       74,250
   *Universal Truckload Services, Inc.....................    888       24,482
    URS Corp..............................................  8,279      384,973
  #*US Airways Group, Inc................................. 17,500      338,625
    US Ecology, Inc.......................................  1,562       47,750
  #*USA Truck, Inc........................................  1,235        7,669
  #*USG Corp..............................................  8,200      206,066
    UTi Worldwide, Inc....................................  9,764      161,106
    Valmont Industries, Inc...............................  2,500      349,100
   *Verisk Analytics, Inc. Class A........................ 15,487      996,743
   *Versar, Inc...........................................  1,500        7,905
    Viad Corp.............................................  1,850       44,493
   *Vicor Corp............................................  1,200        9,948
   *Virco Manufacturing Corp..............................  1,718        4,158
    VSE Corp..............................................    800       34,624
  #*Wabash National Corp..................................  6,947       74,541
   *WABCO Holdings, Inc...................................  6,600      521,796
    Wabtec Corp........................................... 10,320      599,179
   #Waste Connections, Inc................................ 12,075      522,364
    Waste Management, Inc................................. 46,755    1,965,113
    Watsco, Inc...........................................  2,800      261,380
    Watts Water Technologies, Inc. Class A................  2,870      150,044
   #Werner Enterprises, Inc...............................  4,400      105,864
   *Wesco Aircraft Holdings, Inc..........................  1,713       33,523
  #*WESCO International, Inc..............................  4,287      324,869
   *Willis Lease Finance Corp.............................    400        5,696
    Woodward, Inc.........................................  6,716      274,819
    WW Grainger, Inc......................................  6,200    1,625,268
  #*XPO Logistics, Inc....................................    596       14,578
    Xylem, Inc............................................ 19,333      481,972
                                                                  ------------
Total Industrials.........................................         219,674,543
                                                                  ------------
Information Technology -- (16.7%)
  #*3D Systems Corp....................................... 10,300      486,469
   *Accelrys, Inc.........................................  5,579       48,705
    Accenture P.L.C. Class A.............................. 72,196    5,328,787
  #*ACI Worldwide, Inc....................................  3,487      165,109
    Activision Blizzard, Inc.............................. 41,100      738,978
   *Actuate Corp..........................................  5,359       39,549
   *Acxiom Corp...........................................  7,928      204,305
  #*ADDvantage Technologies Group, Inc....................    400        1,032
   *Adobe Systems, Inc.................................... 51,768    2,447,591
   #ADTRAN, Inc...........................................  2,411       63,723
   *Advanced Energy Industries, Inc.......................  4,259       92,250
  #*Advanced Micro Devices, Inc........................... 64,654      243,746
    Advent Software, Inc..................................  3,854      113,423
   *Agilysys, Inc.........................................  2,000       23,180

                                     1176

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Akamai Technologies, Inc..............................  18,769 $   885,897
   *Alliance Data Systems Corp............................   5,400   1,068,012
  #*Alpha & Omega Semiconductor, Ltd......................     640       4,896
    Altera Corp...........................................  33,767   1,200,755
    Amdocs, Ltd...........................................  16,670     641,295
    American Software, Inc. Class A.......................   2,676      24,245
   *Amkor Technology, Inc.................................   9,515      40,153
    Amphenol Corp. Class A................................  16,844   1,323,265
   *Amtech Systems, Inc...................................     700       4,795
  #*ANADIGICS, Inc........................................   8,617      18,527
    Analog Devices, Inc...................................  32,518   1,605,088
   *Anaren, Inc...........................................   1,400      32,774
   *Anixter International, Inc............................   3,000     249,120
   *ANSYS, Inc............................................   9,592     765,825
    AOL, Inc..............................................  11,162     411,208
    Apple, Inc............................................  95,889  43,389,772
    Applied Materials, Inc................................ 124,984   2,038,489
   *Applied Micro Circuits Corp...........................   8,159      96,847
   *ARRIS Group, Inc......................................  12,650     190,256
   *Arrow Electronics, Inc................................  11,300     515,845
   *Aruba Networks, Inc...................................  12,488     222,037
   *AsiaInfo-Linkage, Inc.................................   4,100      47,765
    ASML Holding NV.......................................   3,450     310,155
   *Aspen Technology, Inc.................................   9,812     319,282
  #*Atmel Corp............................................  46,749     369,317
   *ATMI, Inc.............................................   3,222      80,067
   *Autodesk, Inc.........................................  23,409     828,445
   #Automatic Data Processing, Inc........................  51,171   3,688,917
    Avago Technologies, Ltd...............................  23,005     843,823
  #*AVG Technologies NV...................................     725      16,168
   *Aviat Networks, Inc...................................   6,079      16,109
   *Avid Technology, Inc..................................   3,971      23,667
   *Avnet, Inc............................................  15,500     583,885
    AVX Corp..............................................   6,815      87,164
   #Aware, Inc............................................   2,752      13,595
   *Axcelis Technologies, Inc.............................   1,800       3,924
   *AXT, Inc..............................................   2,829       7,921
   #Badger Meter, Inc.....................................   1,600      76,224
    Bel Fuse, Inc. Class B................................   1,175      18,389
   *Benchmark Electronics, Inc............................   4,988     110,335
    Black Box Corp........................................   2,047      55,392
    Blackbaud, Inc........................................   2,900     101,761
  #*Blucora, Inc..........................................   3,680      73,600
   *BMC Software, Inc.....................................  16,668     766,228
   #Booz Allen Hamilton Holding Corp......................   3,446      73,675
  #*Bottomline Technologies de, Inc.......................   3,763     109,390
    Broadcom Corp. Class A................................  51,085   1,408,413
    Broadridge Financial Solutions, Inc...................  13,095     378,969
   *Brocade Communications Systems, Inc...................  46,371     308,831
    Brooks Automation, Inc................................   5,441      53,431
   *BTU International, Inc................................     600       1,650
    CA, Inc...............................................  34,897   1,037,837
   *Cabot Microelectronics Corp...........................   2,700      99,846

                                     1177

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *CACI International, Inc. Class A......................   2,335 $   155,044
  #*Cadence Design Systems, Inc...........................  30,500     444,690
  #*CalAmp Corp...........................................   2,813      43,180
   *Calix, Inc............................................   3,886      45,388
   *Cardtronics, Inc......................................   4,567     134,544
   *Cascade Microtech, Inc................................   1,242       8,706
   #Cass Information Systems, Inc.........................   1,118      61,725
   *Ceva, Inc.............................................   1,916      34,929
   *Checkpoint Systems, Inc...............................   4,385      75,422
   *CIBER, Inc............................................  16,532      60,176
  #*Cirrus Logic, Inc.....................................   2,632      50,745
    Cisco Systems, Inc.................................... 566,126  14,464,519
   *Citrix Systems, Inc...................................  19,517   1,405,614
  #*Clearfield, Inc.......................................     574       6,239
    Cognex Corp...........................................   4,168     221,362
   *Cognizant Technology Solutions Corp. Class A..........  32,002   2,316,625
    Coherent, Inc.........................................   2,200     124,696
    Cohu, Inc.............................................   1,500      17,700
    Communications Systems, Inc...........................   1,155      12,243
  #*CommVault Systems, Inc................................   4,695     396,399
    Computer Sciences Corp................................  16,353     779,384
   #Computer Task Group, Inc..............................   1,400      26,040
    Compuware Corp........................................  19,868     225,303
   *comScore, Inc.........................................   2,204      63,828
    Comtech Telecommunications Corp.......................   1,794      48,582
   *Comverse, Inc.........................................      12         376
  #*Concur Technologies, Inc..............................   5,200     462,228
   *Constant Contact, Inc.................................   2,332      44,751
    Convergys Corp........................................  11,700     221,481
   *CoreLogic, Inc........................................   9,249     258,047
    Corning, Inc.......................................... 158,824   2,412,537
   *CoStar Group, Inc.....................................   2,894     453,056
   *Cray, Inc.............................................   4,250      98,472
  #*Cree, Inc.............................................  11,750     821,325
   #Crexendo, Inc.........................................   1,426       4,492
    CSG Systems International, Inc........................   3,600      85,248
    CTS Corp..............................................   6,518      91,578
   *CyberOptics Corp......................................   1,199       7,182
   #Cypress Semiconductor Corp............................   5,102      65,153
    Daktronics, Inc.......................................   4,150      45,152
   *Datalink Corp.........................................   1,423      18,527
   *Dealertrack Technologies, Inc.........................   4,579     171,255
    Dell, Inc............................................. 156,566   1,983,691
  #*Demand Media, Inc.....................................   2,765      18,083
  #*Dice Holdings, Inc....................................   4,237      36,735
   #Diebold, Inc..........................................   5,900     192,694
   *Digi International, Inc...............................   2,040      20,257
    Digimarc Corp.........................................     858      18,009
   *Digital River, Inc....................................   3,500      59,465
   *Diodes, Inc...........................................   3,450      94,565
   #Dolby Laboratories, Inc. Class A......................   5,260     173,001
   *Dot Hill Systems Corp.................................   3,766      10,695
   *DSP Group, Inc........................................   3,109      23,162

                                     1178

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
    DST Systems, Inc......................................   3,693 $   258,621
  #*DTS, Inc..............................................   1,182      26,760
   *Dynamics Research Corp................................   1,200       6,756
    EarthLink, Inc........................................   6,569      41,188
   *eBay, Inc............................................. 125,009   6,461,715
   #Ebix, Inc.............................................   5,000      58,000
   *EchoStar Corp. Class A................................   4,501     179,860
   *Edgewater Technology, Inc.............................   1,000       6,150
    Electro Rent Corp.....................................   2,590      46,309
    Electro Scientific Industries, Inc....................   1,924      21,837
   *Electronic Arts, Inc..................................  33,626     878,311
   *Electronics for Imaging, Inc..........................   5,000     150,150
  #*Ellie Mae, Inc........................................   1,400      32,970
   #eMagin Corp...........................................   2,210       8,089
    EMC Corp.............................................. 217,849   5,696,751
  #*Emcore Corp...........................................     827       3,482
   *Emulex Corp...........................................   8,842      70,824
   *Entegris, Inc.........................................  13,900     132,467
   *Entropic Communications, Inc..........................   6,575      29,127
   *Envestnet, Inc........................................   1,389      34,572
    EPIQ Systems, Inc.....................................   4,051      52,704
    ePlus, Inc............................................     500      31,745
  #*Equinix, Inc..........................................   5,318     953,783
   *Euronet Worldwide, Inc................................   4,700     173,007
   *Exar Corp.............................................   4,019      52,287
   *ExlService Holdings, Inc..............................   2,442      68,376
   *Extreme Networks......................................   6,199      26,842
   *F5 Networks, Inc......................................   8,250     724,020
  #*Fabrinet..............................................     500       7,405
   #FactSet Research Systems, Inc.........................   4,350     474,933
    Fair Isaac Corp.......................................   3,625     181,105
  #*Fairchild Semiconductor International, Inc............  13,385     168,919
   *FARO Technologies, Inc................................   2,100      77,133
    FEI Co................................................   3,930     304,378
    Fidelity National Information Services, Inc...........  25,915   1,118,491
   *Finisar Corp..........................................   9,600     185,568
  #*First Solar, Inc......................................   5,850     288,054
   *Fiserv, Inc...........................................  14,300   1,376,232
   *FleetCor Technologies, Inc............................   6,336     568,783
    FLIR Systems, Inc.....................................  16,900     548,743
   *FormFactor, Inc.......................................   6,406      46,572
    Forrester Research, Inc...............................   1,137      39,886
   *Fortinet, Inc.........................................  11,461     243,546
  #*Freescale Semiconductor, Ltd..........................   5,500      86,350
    Frequency Electronics, Inc............................     798       8,483
  #*Fusion-io, Inc........................................   5,608      80,867
   *Gartner, Inc..........................................  10,000     600,100
    Genpact, Ltd..........................................  22,351     455,737
   *Global Cash Access Holdings, Inc......................   5,930      41,451
    Global Payments, Inc..................................   8,396     388,819
   *Globecomm Systems, Inc................................   1,241      17,982
   *Google, Inc. Class A..................................  29,251  25,963,188
   *GSE Systems, Inc......................................   1,745       3,089

                                     1179

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *GSI Group, Inc........................................   1,769 $    14,877
   *GSI Technology, Inc...................................   3,200      22,240
  #*GT Advanced Technologies, Inc.........................  12,200      63,318
  #*Guidewire Software, Inc...............................   4,219     184,623
    Hackett Group, Inc. (The).............................   5,500      30,580
   *Harmonic, Inc.........................................  10,205      78,170
    Harris Corp...........................................  12,040     687,123
   #Heartland Payment Systems, Inc........................   4,300     160,433
    Hewlett-Packard Co.................................... 205,028   5,265,119
   *Hittite Microwave Corp................................   3,110     194,313
   *Hutchinson Technology, Inc............................   1,900       6,517
    IAC/InterActiveCorp...................................   8,300     420,063
   *ID Systems, Inc.......................................   1,700       8,534
  #*Identive Group, Inc...................................   1,092         834
   *IEC Electronics Corp..................................     638       2,163
   *iGATE Corp............................................   3,200      74,592
   *Imation Corp..........................................   2,440      11,419
   *Immersion Corp........................................     597       8,561
   *Infinera Corp.........................................  10,000     109,100
   *Informatica Corp......................................  11,100     423,687
   *Ingram Micro, Inc. Class A............................  16,470     376,010
   *Innodata, Inc.........................................   2,754       7,436
   *Inphi Corp............................................   1,500      17,490
   *Insight Enterprises, Inc..............................   4,020      85,988
   *Integrated Device Technology, Inc.....................  15,881     143,088
   *Integrated Silicon Solution, Inc......................   3,810      45,606
    Intel Corp............................................ 525,207  12,237,323
   *Interactive Intelligence Group, Inc...................   1,900     107,920
    InterDigital, Inc.....................................   4,500     178,785
   *Intermec, Inc.........................................   4,663      46,304
   *Internap Network Services Corp........................   7,852      63,994
    International Business Machines Corp.................. 113,016  22,042,641
  #*International Rectifier Corp..........................   6,589     158,861
  #*Interphase Corp.......................................     490       2,519
    Intersil Corp. Class A................................  12,140     123,949
  #*Intevac, Inc..........................................   2,384      15,186
   *IntraLinks Holdings, Inc..............................     721       6,850
   *IntriCon Corp.........................................     800       3,096
    Intuit, Inc...........................................  29,798   1,904,688
    IPG Photonics Corp....................................   3,576     217,778
   *Iteris, Inc...........................................     600       1,074
  #*Itron, Inc............................................   4,100     176,792
   *Ixia..................................................   4,546      63,189
    IXYS Corp.............................................   2,391      26,875
   #j2 Global, Inc........................................   5,183     237,226
    Jabil Circuit, Inc....................................  19,112     439,385
    Jack Henry & Associates, Inc..........................   8,990     434,217
   *JDS Uniphase Corp.....................................  25,300     371,151
   *Juniper Networks, Inc.................................  51,449   1,114,900
  #*Kemet Corp............................................   2,594      11,310
   *Key Tronic Corp.......................................     749       8,494
    Keynote Systems, Inc..................................   2,200      43,846
    KLA-Tencor Corp.......................................  17,570   1,030,129

                                     1180

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Kopin Corp............................................   8,696 $    32,262
   *Kulicke & Soffa Industries, Inc.......................   6,752      78,796
   *KVH Industries, Inc...................................   2,000      27,980
   *Lam Research Corp.....................................  16,902     831,916
   *Lattice Semiconductor Corp............................   8,552      44,128
    Lender Processing Services, Inc.......................   9,153     299,120
   #Lexmark International, Inc. Class A...................   7,972     298,870
   *Limelight Networks, Inc...............................   5,494      13,186
    Linear Technology Corp................................  24,807   1,006,172
   *LinkedIn Corp. Class A................................   9,238   1,882,612
   *Lionbridge Technologies, Inc..........................   5,700      18,867
  #*Liquidity Services, Inc...............................     652      18,582
    Littelfuse, Inc.......................................   2,279     182,297
  #*LogMeIn, Inc..........................................   1,066      31,682
   *LoJack Corp...........................................   2,400       7,992
   *LSI Corp..............................................  62,544     486,592
   *LTX-Credence Corp.....................................   4,140      22,190
   *Magnachip Semiconductor Corp..........................   2,100      43,176
   *Manhattan Associates, Inc.............................   2,194     193,818
   #ManTech International Corp. Class A...................   2,440      72,078
    Marchex, Inc. Class B.................................   3,183      19,416
   *Market Leader, Inc....................................   2,162      25,317
    Marvell Technology Group, Ltd.........................  49,822     646,191
    Mastercard, Inc. Class A..............................  11,392   6,956,069
  #*Mattersight Corp......................................     500       1,400
   *Mattson Technology, Inc...............................     200         448
    Maxim Integrated Products, Inc........................  30,528     873,101
    MAXIMUS, Inc..........................................   7,600     285,836
   *MaxLinear, Inc. Class A...............................   1,002       6,944
  #*Maxwell Technologies, Inc.............................     703       5,575
   *Measurement Specialties, Inc..........................   1,500      74,670
    Mentor Graphics Corp..................................  14,740     302,612
  #*Mercury Systems, Inc..................................   2,500      23,200
   #Mesa Laboratories, Inc................................     300      19,578
    Methode Electronics, Inc..............................   5,669     107,087
    Micrel, Inc...........................................   5,800      61,538
   #Microchip Technology, Inc.............................  21,068     837,242
   *Micron Technology, Inc................................ 104,164   1,380,173
  #*MICROS Systems, Inc...................................   8,400     409,332
   *Microsemi Corp........................................   9,716     239,597
    Microsoft Corp........................................ 824,186  26,233,840
  #*Mindspeed Technologies, Inc...........................   3,300      10,131
    MKS Instruments, Inc..................................   4,484     121,606
   #MOCON, Inc............................................     535       7,656
   *ModusLink Global Solutions, Inc.......................   5,100      15,861
   #Molex, Inc............................................   7,100     211,793
    Molex, Inc. Class A...................................   7,690     192,865
   *MoneyGram International, Inc..........................   1,383      30,025
    Monolithic Power Systems, Inc.........................   3,320      86,918
   #Monotype Imaging Holdings, Inc........................   4,300     105,479
  #*Monster Worldwide, Inc................................  12,900      73,788
  #*MoSys, Inc............................................   3,108      12,774
    Motorola Solutions, Inc...............................  25,841   1,416,862

                                     1181

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Move, Inc.............................................   4,260 $    59,171
    MTS Systems Corp......................................   1,700     107,185
   *Multi-Fineline Electronix, Inc........................   1,672      25,281
  #*Nanometrics, Inc......................................   2,297      35,282
   #National Instruments Corp.............................  10,553     297,489
   *NCI, Inc. Class A.....................................   1,200       5,436
   *NCR Corp..............................................  16,970     610,920
   *NeoPhotonics Corp.....................................     780       6,848
    NetApp, Inc...........................................  38,360   1,577,363
  #*NETGEAR, Inc..........................................   3,951     117,779
   *Netscout Systems, Inc.................................   3,814     101,185
   *NetSuite, Inc.........................................   2,800     262,892
  #*NeuStar, Inc. Class A.................................   7,800     437,424
   *Newport Corp..........................................   5,630      82,480
    NIC, Inc..............................................   5,099      93,924
   *Novatel Wireless, Inc.................................   4,993      21,170
  #*Nuance Communications, Inc............................  26,812     502,993
  #*Numerex Corp. Class A.................................     700       7,560
   #NVIDIA Corp...........................................  63,600     917,748
  #*Oclaro, Inc...........................................   4,000       4,760
   *Official Payments Holdings, Inc.......................   2,100      15,015
  #*OmniVision Technologies, Inc..........................   5,145      83,658
   *ON Semiconductor Corp.................................  48,843     402,466
  #*OpenTable, Inc........................................      52       3,311
   *Oplink Communications, Inc............................   1,500      30,225
   #Optical Cable Corp....................................   1,300       5,590
    Oracle Corp........................................... 400,229  12,947,408
   *OSI Systems, Inc......................................   2,078     146,270
   *Pandora Media, Inc....................................   6,445     118,201
   *PAR Technology Corp...................................   1,750       7,350
    Park Electrochemical Corp.............................   2,544      69,197
   #Paychex, Inc..........................................  35,021   1,381,228
    PC Connection, Inc....................................   1,900      32,224
    PC-Tel, Inc...........................................   2,700      26,055
   *PCM, Inc..............................................   1,468      14,739
   *PDF Solutions, Inc....................................   3,109      63,797
    Pegasystems, Inc......................................     554      19,889
    Perceptron, Inc.......................................     528       4,192
   *Perficient, Inc.......................................   2,556      34,889
  #*Performance Technologies, Inc.........................   1,257       1,728
   *Pericom Semiconductor Corp............................   2,935      22,453
   *Photronics, Inc.......................................   5,488      41,983
  #*Planar Systems, Inc...................................     930       1,748
    Plantronics, Inc......................................   4,499     209,159
   *Plexus Corp...........................................   1,563      54,658
   *PLX Technology, Inc...................................   3,500      19,180
   *PMC - Sierra, Inc.....................................  21,900     144,649
   *Polycom, Inc..........................................  18,000     172,080
    Power Integrations, Inc...............................   2,919     160,983
   *PRGX Global, Inc......................................   2,100      13,020
  #*Procera Networks, Inc.................................   1,209      18,038
   *Progress Software Corp................................   6,750     172,732
   *PROS Holdings, Inc....................................   1,082      35,511

                                     1182

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *PTC, Inc..............................................  16,000 $   433,280
    QAD, Inc. Class A.....................................     739       9,430
    QAD, Inc. Class B.....................................     184       2,116
   *QLIK Technologies, Inc................................   8,684     271,983
   *QLogic Corp...........................................   6,600      72,666
    QUALCOMM, Inc......................................... 184,909  11,935,876
   *Qualstar Corp.........................................     300         444
   *QuinStreet, Inc.......................................   2,500      23,275
  #*Rackspace Hosting, Inc................................  11,800     534,422
   *Radisys Corp..........................................   2,460      10,160
   *Rambus, Inc...........................................  10,013      97,627
  #*RealD, Inc............................................   2,400      25,560
   *RealNetworks, Inc.....................................   3,050      24,004
  #*Red Hat, Inc..........................................  20,680   1,070,604
  #*Reis, Inc.............................................   1,130      20,792
   *Responsys, Inc........................................     626       9,071
   *RF Micro Devices, Inc.................................  28,986     150,437
    Richardson Electronics, Ltd...........................   2,200      24,728
    Rimage Corp...........................................   1,254      11,311
  #*Riverbed Technology, Inc..............................  16,842     263,409
   *Rofin-Sinar Technologies, Inc.........................   1,380      31,892
   *Rogers Corp...........................................   1,570      87,323
   *Rosetta Stone, Inc....................................   1,296      21,177
   *Rovi Corp.............................................  11,513     259,388
  #*Rubicon Technology, Inc...............................   1,987      16,731
  #*Rudolph Technologies, Inc.............................   2,529      31,233
    SAIC, Inc.............................................  29,600     452,584
   *Salesforce.com, Inc...................................  58,496   2,559,200
   *SanDisk Corp..........................................  25,120   1,384,614
   *Sanmina Corp..........................................   7,765     127,812
   *Sapient Corp..........................................  12,399     169,990
   *ScanSource, Inc.......................................   2,184      77,772
   *Seachange International, Inc..........................   3,000      35,340
    Seagate Technology P.L.C..............................  46,680   1,909,679
   *Semtech Corp..........................................   7,320     221,430
   *ShoreTel, Inc.........................................   1,186       4,614
   *Sigma Designs, Inc....................................   2,500      13,050
   *Silicon Graphics International Corp...................   1,846      34,742
   *Silicon Image, Inc....................................   9,089      52,080
  #*Silicon Laboratories, Inc.............................   4,220     164,833
   *Skyworks Solutions, Inc...............................  19,121     459,286
  #*Smith Micro Software, Inc.............................   3,600       4,140
   *SolarWinds, Inc.......................................   6,337     224,900
    Solera Holdings, Inc..................................   7,592     432,061
  #*Sonus Networks, Inc...................................  22,816      78,031
  #*Sourcefire, Inc.......................................     238      17,952
   *Spansion, Inc. Class A................................   5,765      68,027
   *Spark Networks, Inc...................................   1,760      14,573
   *SS&C Technologies Holdings, Inc.......................   6,095     218,079
   *Stamps.com, Inc.......................................   1,538      61,305
   *StarTek, Inc..........................................   2,385      12,712
  #*STEC, Inc.............................................   1,753      11,868
   *STR Holdings, Inc.....................................   1,412       3,770

                                     1183

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
  #*Stratasys, Ltd........................................   2,898 $  256,908
  #*SunEdison, Inc........................................  22,920    231,034
  #*SunPower Corp.........................................   4,042    111,761
   *Super Micro Computer, Inc.............................   2,009     23,284
    Supertex, Inc.........................................   1,500     40,320
   *support.com, Inc......................................   5,150     26,008
   *Sykes Enterprises, Inc................................   3,800     66,728
    Symantec Corp.........................................  73,841  1,970,078
   *Symmetricom, Inc......................................   5,609     28,830
  #*Synaptics, Inc........................................   3,400    136,000
   *Synchronoss Technologies, Inc.........................   3,036    104,712
   *SYNNEX Corp...........................................   2,358    116,768
   *Synopsys, Inc.........................................  15,368    569,231
    Syntel, Inc...........................................   2,000    143,560
  #*Take-Two Interactive Software, Inc....................   8,400    147,252
    TE Connectivity, Ltd..................................  44,823  2,287,766
   *Tech Data Corp........................................   3,513    180,357
   *TechTarget, Inc.......................................   1,002      5,401
   *TeleCommunication Systems, Inc. Class A...............   4,140     11,178
   *Telenav, Inc..........................................   1,400      8,582
   *TeleTech Holdings, Inc................................   2,400     60,120
    Tellabs, Inc..........................................  37,363     83,693
   *Teradata Corp.........................................  17,385  1,027,801
  #*Teradyne, Inc.........................................  20,067    330,905
   #Tessco Technologies, Inc..............................   1,314     42,101
    Tessera Technologies, Inc.............................   4,753     95,393
    Texas Instruments, Inc................................ 117,577  4,609,018
   *TIBCO Software, Inc...................................  16,800    418,992
    Total System Services, Inc............................  16,983    465,504
    Transact Technologies, Inc............................     600      5,454
   *Travelzoo, Inc........................................     400     11,468
   *Trimble Navigation, Ltd...............................  26,764    763,845
  #*TriQuint Semiconductor, Inc...........................  16,900    135,031
   *TTM Technologies, Inc.................................   5,400     49,896
  #*Tyler Technologies, Inc...............................   3,000    223,860
   *Ultimate Software Group, Inc..........................   2,896    391,829
   *Ultra Clean Holdings..................................   2,422     16,784
  #*Ultratech, Inc........................................   2,900     84,738
  #*Unisys Corp...........................................   4,732    122,748
    United Online, Inc....................................   9,350     75,922
  #*Unwired Planet, Inc...................................   5,355     10,871
  #*USA Technologies, Inc.................................     346        716
   *ValueClick, Inc.......................................   7,300    178,412
   *Vantiv, Inc. Class A..................................     446     11,636
  #*Veeco Instruments, Inc................................   3,900    135,564
   *VeriFone Systems, Inc.................................  10,903    207,920
   *Verint Systems, Inc...................................   5,543    198,329
  #*VeriSign, Inc.........................................  16,123    771,324
  #*ViaSat, Inc...........................................   3,800    253,802
  #*Viasystems Group, Inc.................................   1,015     15,073
   *Vicon Industries, Inc.................................     900      2,367
  #*Video Display Corp....................................   1,359      5,178
   *Virtusa Corp..........................................   2,057     53,029

                                     1184

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
    Visa, Inc. Class A....................................  55,143 $  9,760,862
  #*Vishay Intertechnology, Inc...........................  12,724      183,098
  #*Vishay Precision Group, Inc...........................   1,042       16,901
  #*VistaPrint NV.........................................   3,805      193,979
   *VMware, Inc. Class A..................................   8,242      677,410
   *Volterra Semiconductor Corp...........................   1,558       23,479
   #Wayside Technology Group, Inc.........................     152        1,898
   *Web.com Group, Inc....................................   4,205      109,246
  #*WebMD Health Corp.....................................   4,954      163,532
   *Westell Technologies, Inc. Class A....................   5,426       14,053
    Western Digital Corp..................................  24,098    1,551,429
   #Western Union Co. (The)...............................  63,452    1,139,598
  #*WEX, Inc..............................................   3,940      342,544
    Xerox Corp............................................ 135,087    1,310,344
    Xilinx, Inc...........................................  28,230    1,318,059
   *XO Group, Inc.........................................   4,000       47,840
    Xyratex, Ltd..........................................   1,982       21,366
   *Yahoo!, Inc........................................... 119,439    3,355,042
   *Zebra Technologies Corp. Class A......................   5,483      253,150
   *Zix Corp..............................................   4,055       18,248
   *Zygo Corp.............................................   1,309       20,512
  #*Zynga, Inc. Class A...................................  44,500      132,610
                                                                   ------------
Total Information Technology..............................          335,136,726
                                                                   ------------
Materials -- (3.6%)
    A Schulman, Inc.......................................   3,119       83,589
   *AEP Industries, Inc...................................     422       34,055
    Air Products & Chemicals, Inc.........................  21,926    2,382,041
    Airgas, Inc...........................................   7,460      769,947
    Albemarle Corp........................................   9,203      570,678
   #Alcoa, Inc............................................ 115,538      918,527
   #Allegheny Technologies, Inc...........................   9,806      270,351
  #*Allied Nevada Gold Corp...............................   9,346       62,338
   *AM Castle & Co........................................   1,388       23,624
    AMCOL International Corp..............................   2,400       84,192
   *American Pacific Corp.................................     300       10,911
    American Vanguard Corp................................   2,950       72,836
    Aptargroup, Inc.......................................   7,000      408,730
   *Arabian American Development Co.......................     613        5,480
    Ashland, Inc..........................................   8,407      730,064
    Axiall Corp...........................................  11,296      497,928
    Balchem Corp..........................................   3,412      169,781
    Ball Corp.............................................  15,487      693,663
    Bemis Co., Inc........................................  11,191      460,957
    Boise, Inc............................................  10,125       92,138
    Buckeye Technologies, Inc.............................   4,100      152,602
    Cabot Corp............................................   6,836      280,413
   *Calgon Carbon Corp....................................   5,900      105,787
    Carpenter Technology Corp.............................   4,601      240,540
    Celanese Corp. Series A...............................  16,930      813,656
  #*Century Aluminum Co...................................   4,940       41,447
    CF Industries Holdings, Inc...........................   6,823    1,337,376
   #Chase Corp............................................   1,300       36,075

                                     1185

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Materials -- (Continued)
   *Chemtura Corp.........................................  10,398 $  232,499
   *Clearwater Paper Corp.................................   2,200    107,624
   #Cliffs Natural Resources, Inc.........................  15,500    302,405
   *Coeur d'Alene Mines Corp..............................   9,600    128,736
    Commercial Metals Co..................................  11,043    171,056
   #Compass Minerals International, Inc...................   3,504    264,902
  #*Core Molding Technologies, Inc........................     389      3,590
   *Crown Holdings, Inc...................................  15,714    688,745
    Cytec Industries, Inc.................................   4,600    358,340
    Deltic Timber Corp....................................   1,082     65,277
    Domtar Corp...........................................   3,743    260,176
    Dow Chemical Co. (The)................................ 127,378  4,463,325
    Eagle Materials, Inc..................................   5,119    345,430
    Eastman Chemical Co...................................  16,276  1,309,079
    Ecolab, Inc...........................................  31,292  2,883,245
    EI du Pont de Nemours & Co............................  96,818  5,585,430
   *Ferro Corp............................................   7,000     45,710
  #*Flotek Industries, Inc................................   5,082     99,506
   #FMC Corp..............................................  14,500    959,320
    Freeport-McMoRan Copper & Gold, Inc...................  99,343  2,809,420
    Friedman Industries, Inc..............................     599      5,906
    FutureFuel Corp.......................................     700     11,053
  #*General Moly, Inc.....................................   4,913      9,236
   #Globe Specialty Metals, Inc...........................   6,254     74,610
  #*Golden Minerals Co....................................   1,450      1,987
   *Graphic Packaging Holding Co..........................  20,376    175,234
    Greif, Inc. Class A...................................   2,500    138,300
    Hawkins, Inc..........................................     888     34,410
    Haynes International, Inc.............................   1,800     86,580
    HB Fuller Co..........................................   5,400    216,810
  #*Headwaters, Inc.......................................   7,000     66,010
   #Hecla Mining Co.......................................  28,200     91,086
  #*Horsehead Holding Corp................................   3,876     47,481
    Huntsman Corp.........................................  21,532    388,007
    Innophos Holdings, Inc................................   2,500    124,600
    Innospec, Inc.........................................   2,100     90,132
    International Flavors & Fragrances, Inc...............   8,630    696,268
    International Paper Co................................  43,500  2,101,485
   #Intrepid Potash, Inc..................................   5,600     71,568
    Kaiser Aluminum Corp..................................   1,800    117,450
    KapStone Paper and Packaging Corp.....................   4,299    189,371
    KMG Chemicals, Inc....................................   1,500     33,870
    Koppers Holdings, Inc.................................   1,980     76,527
   *Kraton Performance Polymers, Inc......................   3,187     64,696
   #Kronos Worldwide, Inc.................................   2,426     40,126
   *Landec Corp...........................................   3,992     60,239
   *Louisiana-Pacific Corp................................  14,700    239,022
   *LSB Industries, Inc...................................   2,000     65,760
    LyondellBasell Industries NV Class A..................  37,505  2,576,969
   #Martin Marietta Materials, Inc........................   4,800    478,080
    Materion Corp.........................................   1,659     50,002
  #*McEwen Mining, Inc....................................  13,772     26,993
    MeadWestvaco Corp.....................................  18,272    675,150

                                     1186

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Materials -- (Continued)
  #*Mercer International, Inc.............................  3,588 $   24,829
    Minerals Technologies, Inc............................  3,500    161,000
  #*Molycorp, Inc.........................................  5,989     44,678
    Monsanto Co........................................... 56,970  5,627,497
    Mosaic Co. (The)...................................... 30,121  1,237,672
    Myers Industries, Inc.................................  3,889     75,719
    Neenah Paper, Inc.....................................  1,500     59,355
   #NewMarket Corp........................................  1,212    330,343
    Newmont Mining Corp................................... 50,732  1,521,960
   #Noranda Aluminum Holding Corp.........................  2,200      6,842
   *Northern Technologies International Corp..............    300      3,852
    Nucor Corp............................................ 33,233  1,554,640
   #Olin Corp.............................................  8,155    198,982
    Olympic Steel, Inc....................................  1,300     36,205
  #*OM Group, Inc.........................................  3,037     93,752
   *OMNOVA Solutions, Inc.................................  3,300     26,598
   *Owens-Illinois, Inc................................... 17,100    508,725
    Packaging Corp. of America............................ 10,700    575,553
   *Penford Corp..........................................  1,572     23,328
    PH Glatfelter Co......................................  4,200    111,174
    PolyOne Corp.......................................... 10,028    289,909
    PPG Industries, Inc................................... 14,549  2,334,242
    Praxair, Inc.......................................... 31,146  3,742,815
    Quaker Chemical Corp..................................  1,414     93,282
    Reliance Steel & Aluminum Co..........................  8,000    561,600
   *Resolute Forest Products, Inc.........................  2,379     36,304
    Rock Tenn Co. Class A.................................  7,427    849,277
    Rockwood Holdings, Inc................................  7,980    540,485
   #Royal Gold, Inc.......................................  6,650    343,739
    RPM International, Inc................................ 13,941    491,281
  #*RTI International Metals, Inc.........................  3,000     91,950
   #Schnitzer Steel Industries, Inc. Class A..............  2,300     59,018
    Schweitzer-Mauduit International, Inc.................  3,186    172,490
    Scotts Miracle-Gro Co. (The) Class A..................  4,409    221,552
    Sealed Air Corp....................................... 19,877    541,449
    Sensient Technologies Corp............................  4,721    207,771
    Sherwin-Williams Co. (The)............................  9,200  1,602,364
    Sigma-Aldrich Corp.................................... 12,979  1,084,525
    Silgan Holdings, Inc..................................  5,600    270,144
    Sonoco Products Co.................................... 11,072    426,161
   #Southern Copper Corp.................................. 18,041    470,329
    Steel Dynamics, Inc................................... 21,900    340,764
    Stepan Co.............................................  1,746    104,516
  #*Stillwater Mining Co.................................. 11,244    136,052
   *SunCoke Energy, Inc...................................  6,923    109,383
    Synalloy Corp.........................................    737     12,212
  #*Texas Industries, Inc.................................  1,900    118,066
    Tredegar Corp.........................................  2,230     66,922
   *United States Lime & Minerals, Inc....................    353     21,053
   #United States Steel Corp.............................. 15,300    265,455
  #*Universal Stainless & Alloy Products, Inc.............    545     14,061
   #US Silica Holdings, Inc...............................  1,229     29,742
    Valspar Corp. (The)...................................  9,100    619,892

                                     1187

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
    Vulcan Materials Co...................................  13,048 $   615,605
   #Walter Energy, Inc....................................   6,000      67,140
   #Wausau Paper Corp.....................................   5,215      59,399
    Westlake Chemical Corp................................   2,630     273,573
    Worthington Industries, Inc...........................   5,620     201,027
   *WR Grace & Co.........................................   7,800     599,196
    Zep, Inc..............................................   2,526      33,040
  #*Zoltek Cos., Inc......................................   2,537      35,340
                                                                   -----------
Total Materials...........................................          71,934,388
                                                                   -----------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares..........     100          --
  o*Gerber Scientific, Inc. Escrow Shares.................   2,901          --
  o*Petrocorp, Inc. Escrow Shares.........................     100           6
  o*Price Communications Liquidation Trust................   3,605          --
                                                                   -----------
Total Other...............................................                   6
                                                                   -----------
Telecommunication Services -- (2.2%)
   *8x8, Inc..............................................   3,443      31,194
    Alaska Communications Systems Group, Inc..............   1,400       3,318
    AT&T, Inc............................................. 580,853  20,486,685
    Atlantic Tele-Network, Inc............................   1,149      58,599
  #*Boingo Wireless, Inc..................................   1,200       8,400
   *Cbeyond, Inc..........................................   2,962      25,088
    CenturyLink, Inc......................................  63,542   2,277,981
   *Cincinnati Bell, Inc..................................  21,600      74,520
    Consolidated Communications Holdings, Inc.............   4,233      74,035
   *Crown Castle International Corp.......................  31,300   2,198,825
   #Frontier Communications Corp.......................... 103,738     452,298
   *General Communication, Inc. Class A...................   3,550      31,418
    HickoryTech Corp......................................   2,100      23,562
    IDT Corp. Class B.....................................   1,800      37,206
    Inteliquent, Inc......................................   2,700      22,518
  #*Iridium Communications, Inc...........................   4,218      35,516
   *Leap Wireless International, Inc......................   7,025     117,177
  #*Level 3 Communications, Inc...........................  16,303     359,481
    Lumos Networks Corp...................................   2,000      37,900
  #*NII Holdings, Inc.....................................  17,652     126,741
   #NTELOS Holdings Corp..................................   2,000      37,460
  #*ORBCOMM, Inc..........................................   1,021       4,921
   *Premiere Global Services, Inc.........................   5,500      60,500
    Primus Telecommunications Group, Inc..................     900      10,782
   *SBA Communications Corp. Class A......................  13,600   1,007,624
    Shenandoah Telecommunications Co......................   1,830      35,264
   *Sprint Corp...........................................  84,287     502,348
    T-Mobile US, Inc......................................  13,148     316,998
    Telephone & Data Systems, Inc.........................   9,517     252,296
  #*tw telecom, Inc.......................................  16,100     479,458
    United States Cellular Corp...........................   1,000      39,710
    USA Mobility, Inc.....................................   2,839      44,345
    Verizon Communications, Inc........................... 307,630  15,221,532
   *Vonage Holdings Corp..................................   3,236      10,420

                                     1188

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Telecommunication Services -- (Continued)
   #Windstream Corp....................................... 56,570 $   472,359
                                                                  -----------
Total Telecommunication Services..........................         44,978,479
                                                                  -----------
Utilities -- (3.2%)
    AES Corp.............................................. 66,393     825,929
    AGL Resources, Inc.................................... 12,934     592,248
    ALLETE, Inc...........................................  3,700     198,394
    Alliant Energy Corp................................... 11,900     630,343
    Ameren Corp........................................... 26,700     956,127
    American Electric Power Co., Inc...................... 50,000   2,317,500
    American States Water Co..............................  2,200     141,284
    American Water Works Co., Inc......................... 19,600     836,528
   #Aqua America, Inc..................................... 15,467     523,713
    Artesian Resources Corp. Class A......................    471      11,087
    Atmos Energy Corp..................................... 10,030     443,727
    Avista Corp...........................................  6,463     186,005
    Black Hills Corp......................................  4,500     238,725
    California Water Service Group........................  5,100     111,180
   *Calpine Corp.......................................... 34,897     698,289
    CenterPoint Energy, Inc............................... 44,700   1,109,454
    Chesapeake Utilities Corp.............................  1,000      59,270
    Cleco Corp............................................  6,582     319,293
    CMS Energy Corp....................................... 28,852     807,567
    Connecticut Water Service, Inc........................  1,422      42,518
    Consolidated Edison, Inc.............................. 29,498   1,766,930
    Consolidated Water Co., Ltd...........................    777       9,215
   #Delta Natural Gas Co., Inc............................    720      16,394
    Dominion Resources, Inc............................... 60,284   3,575,444
    DTE Energy Co......................................... 18,500   1,307,950
    Duke Energy Corp...................................... 74,638   5,299,298
   *Dynegy, Inc...........................................  9,335     194,541
    Edison International.................................. 31,711   1,580,793
    El Paso Electric Co...................................  4,200     158,634
    Empire District Electric Co. (The)....................  4,470     103,615
    Entergy Corp.......................................... 19,100   1,289,250
    Exelon Corp........................................... 88,013   2,692,318
   #FirstEnergy Corp...................................... 43,020   1,637,771
   #Gas Natural, Inc......................................    850       8,857
   #Genie Energy, Ltd. Class B............................  1,800      18,558
    Great Plains Energy, Inc.............................. 17,100     413,649
   #Hawaiian Electric Industries, Inc..................... 10,300     274,598
   #IDACORP, Inc..........................................  5,551     292,926
    Integrys Energy Group, Inc............................  8,540     536,312
   #ITC Holdings Corp.....................................  5,700     523,089
    Laclede Group, Inc. (The).............................  3,289     150,834
    MDU Resources Group, Inc.............................. 19,689     552,080
    MGE Energy, Inc.......................................  2,526     148,301
    Middlesex Water Co....................................  1,620      34,247
    National Fuel Gas Co..................................  7,872     510,342
   #New Jersey Resources Corp.............................  4,454     199,361
    NextEra Energy, Inc................................... 42,296   3,663,257
    NiSource, Inc......................................... 32,315     992,717
    Northeast Utilities................................... 34,110   1,514,825

                                     1189

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------ --------------
Utilities -- (Continued)
   #Northwest Natural Gas Co.............................  2,797 $      122,900
    NorthWestern Corp....................................  3,938        166,184
    NRG Energy, Inc...................................... 35,895        962,704
    NV Energy, Inc....................................... 25,600        604,928
    OGE Energy Corp...................................... 21,600        807,840
    ONEOK, Inc........................................... 21,000      1,111,950
   #Ormat Technologies, Inc..............................  1,700         39,151
   #Otter Tail Corp......................................  3,400        104,006
    Pepco Holdings, Inc.................................. 24,900        511,695
    PG&E Corp............................................ 44,486      2,041,462
    Piedmont Natural Gas Co., Inc........................  8,196        283,172
    Pinnacle West Capital Corp........................... 11,815        695,903
    PNM Resources, Inc...................................  8,650        203,102
   #Portland General Electric Co.........................  8,207        260,162
    PPL Corp............................................. 59,728      1,897,559
    Public Service Enterprise Group, Inc................. 49,741      1,680,748
    Questar Corp......................................... 19,300        460,498
   #RGC Resources, Inc...................................    200          3,770
    SCANA Corp........................................... 13,403        695,750
    Sempra Energy........................................ 23,630      2,070,697
    SJW Corp.............................................  2,210         61,637
   #South Jersey Industries, Inc.........................  3,300        201,630
    Southern Co. (The)................................... 91,855      4,118,778
    Southwest Gas Corp...................................  5,119        254,107
   *Synthesis Energy Systems, Inc........................  2,352          1,976
    TECO Energy, Inc..................................... 22,655        400,314
    UGI Corp............................................. 12,034        505,308
   #UIL Holdings Corp....................................  5,631        229,970
    Unitil Corp..........................................  1,200         36,888
    UNS Energy Corp......................................  4,395        223,486
    Vectren Corp.........................................  9,040        334,661
   #Westar Energy, Inc................................... 14,053        472,040
    WGL Holdings, Inc....................................  5,799        266,580
    Wisconsin Energy Corp................................ 24,300      1,056,564
    Xcel Energy, Inc..................................... 49,760      1,490,312
   #York Water Co........................................    900         18,972
                                                                 --------------
Total Utilities..........................................            64,912,691
                                                                 --------------
TOTAL COMMON STOCKS......................................         1,898,238,113
                                                                 --------------

                                     1190

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CONTINUED

                                                       SHARES       VALUE+
                                                      --------- --------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights.........     8,807             --
  o*Wright Medical Group, Inc. Contingent Value
     Rights..........................................       495 $        1,485
                                                                --------------
TOTAL RIGHTS/WARRANTS................................                    1,485
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves....... 6,263,768      6,263,768
                                                                --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ---------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@DFA Short Term Investment Fund................... 9,188,247    106,308,019
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,132,567,187)^^............................           $2,010,811,385
                                                                ==============

                                     1191

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CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  256,318,315           --   --    $  256,318,315
   Consumer Staples...........    182,667,357           --   --       182,667,357
   Energy.....................    190,905,832           --   --       190,905,832
   Financials.................    284,000,983 $        154   --       284,001,137
   Health Care................    247,706,495        2,144   --       247,708,639
   Industrials................    219,674,543           --   --       219,674,543
   Information Technology.....    335,136,726           --   --       335,136,726
   Materials..................     71,934,388           --   --        71,934,388
   Other......................             --            6   --                 6
   Telecommunication Services.     44,978,479           --   --        44,978,479
   Utilities..................     64,912,691           --   --        64,912,691
Rights/Warrants...............             --        1,485   --             1,485
Temporary Cash Investments....      6,263,768           --   --         6,263,768
Securities Lending Collateral.             --  106,308,019   --       106,308,019
                               -------------- ------------   --    --------------
TOTAL......................... $1,904,499,577 $106,311,808   --    $2,010,811,385
                               ============== ============   ==    ==============

                                     1192

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
COMMON STOCKS -- (90.9%)
Consumer Discretionary -- (16.8%)
   *1-800-Flowers.com, Inc. Class A....................... 153,253 $ 1,008,405
    Aaron's, Inc..........................................  15,978     457,929
    AH Belo Corp. Class A................................. 100,654     754,905
  #*ALCO Stores, Inc......................................  10,636     150,180
    Ambassadors Group, Inc................................   1,110       4,040
    Amcon Distributing Co.................................     388      30,120
   *America's Car-Mart, Inc...............................  44,364   1,920,074
    American Greetings Corp. Class A...................... 130,517   2,485,044
    Arctic Cat, Inc.......................................  29,675   1,633,312
   #Ark Restaurants Corp..................................  11,046     232,518
   *Asbury Automotive Group, Inc..........................  18,200     888,888
   *Ascent Capital Group, Inc. Class A....................  37,699   2,929,589
  #*Ballantyne Strong, Inc................................  85,890     352,149
   *Barnes & Noble, Inc................................... 197,235   3,520,645
    Bassett Furniture Industries, Inc.....................  44,555     709,761
    Beasley Broadcasting Group, Inc. Class A..............  42,442     340,809
  #*Beazer Homes USA, Inc.................................  82,855   1,424,277
   #bebe stores, Inc...................................... 144,251     862,621
    Belo Corp. Class A.................................... 179,481   2,559,399
    Big 5 Sporting Goods Corp.............................  17,124     347,103
   *Biglari Holdings, Inc.................................   6,120   2,549,347
   #Bob Evans Farms, Inc.................................. 102,827   5,225,668
   #Bon-Ton Stores, Inc. (The)............................  33,866     638,713
  #*Books-A-Million, Inc..................................  89,105     220,980
   #Bowl America, Inc. Class A............................  11,489     159,410
  #*Boyd Gaming Corp...................................... 179,677   2,391,501
  #*Bridgepoint Education, Inc............................   3,300      53,196
    Brown Shoe Co., Inc................................... 191,145   4,543,517
   *Build-A-Bear Workshop, Inc............................  93,796     666,890
  #*Cabela's, Inc......................................... 228,775  15,703,116
   *Cache, Inc............................................  86,803     364,573
   #Callaway Golf Co...................................... 354,412   2,544,678
   *Cambium Learning Group, Inc...........................  57,897      78,740
    Canterbury Park Holding Corp..........................   7,625      76,784
   *Career Education Corp.................................     700       2,254
    Carriage Services, Inc................................ 171,821   3,223,362
   *Carrols Restaurant Group, Inc.........................  59,625     391,736
  #*Cavco Industries, Inc.................................  22,377   1,226,036
   *Central European Media Enterprises, Ltd. Class A......   3,927      13,195
  #*Charles & Colvard, Ltd................................  36,436     169,063
   *Christopher & Banks Corp.............................. 129,208     883,783
    Churchill Downs, Inc..................................  56,570   4,594,050
   *Citi Trends, Inc......................................   1,389      19,571
   *Clear Channel Outdoor Holdings, Inc. Class A..........  69,077     512,551
   *Coast Distribution System (The).......................  18,627      59,979
   *Cobra Electronics Corp................................  19,854      52,017
  #*Coldwater Creek, Inc..................................   9,950      26,268
   *Conn's, Inc........................................... 159,725  10,321,429
    Core-Mark Holding Co., Inc............................  59,460   3,725,169
  #*Corinthian Colleges, Inc.............................. 322,077     721,452
    CSS Industries, Inc...................................  44,401   1,182,399

                                     1193

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Culp, Inc.............................................  36,886 $   709,687
   *Cumulus Media, Inc. Class A...........................  22,918      98,089
   #Dana Holding Corp..................................... 145,532   3,179,874
   *dELiA*s, Inc..........................................  47,628      71,442
   *Delta Apparel, Inc....................................  17,375     278,869
  #*Destination XL Group, Inc.............................  74,213     478,674
   #DeVry, Inc............................................  43,469   1,307,548
  #*Digital Generation, Inc...............................  12,693      98,371
    Dillard's, Inc. Class A............................... 350,067  29,556,157
    DineEquity, Inc.......................................  59,800   4,166,266
   *Dixie Group, Inc. (The)............................... 107,293     964,564
    Dorman Products, Inc.................................. 146,076   6,877,258
    Dover Downs Gaming & Entertainment, Inc...............  16,136      23,559
    Dover Motorsports, Inc................................ 109,057     284,639
   #DR Horton, Inc........................................  25,384     510,218
  #*DreamWorks Animation SKG, Inc. Class A................ 162,850   4,032,166
    Drew Industries, Inc..................................     245      10,003
  #*Education Management Corp.............................  36,822     259,595
    Educational Development Corp..........................   2,276       7,078
   *Emerson Radio Corp.................................... 234,338     405,405
  #*Entercom Communications Corp. Class A.................  26,220     257,218
    Escalade, Inc.........................................  24,227     156,264
   *EW Scripps Co. Class A................................ 235,669   3,914,462
  #*FAB Universal Corp....................................   5,037      20,198
   *Famous Dave's Of America, Inc.........................     479       7,736
   *Federal-Mogul Corp.................................... 143,350   2,233,393
   #Finish Line, Inc. (The) Class A.......................  42,513     946,339
    Fisher Communications, Inc............................  37,668   1,543,258
   *Flanigan's Enterprises, Inc...........................   5,016      47,401
    Flexsteel Industries, Inc.............................  26,545     660,705
   #Foot Locker, Inc...................................... 248,347   8,972,777
    Fred's, Inc. Class A.................................. 199,160   3,425,552
    Frisch's Restaurants, Inc.............................  23,920     521,695
  #*Fuel Systems Solutions, Inc...........................  22,099     401,981
  #*Full House Resorts, Inc...............................  57,269     167,798
   *Furniture Brands International, Inc...................  24,305      57,117
  #*G-III Apparel Group, Ltd..............................  65,443   3,367,697
  #*Gaiam, Inc. Class A...................................  47,824     232,903
   #GameStop Corp. Class A................................ 431,501  21,169,439
    Gaming Partners International Corp....................     100         851
    Gannett Co., Inc...................................... 412,001  10,613,146
   *Genesco, Inc..........................................  88,059   6,197,592
   *Gray Television, Inc.................................. 179,063   1,398,482
   *Gray Television, Inc. Class A.........................   2,809      21,573
   #Group 1 Automotive, Inc............................... 126,434   9,203,131
   *Hallwood Group, Inc. (The)............................   7,822      74,700
    Harte-Hanks, Inc...................................... 130,698   1,249,473
    Hastings Entertainment, Inc...........................  65,844     242,306
    Haverty Furniture Cos., Inc........................... 110,114   2,862,964
    Haverty Furniture Cos., Inc. Class A..................     700      18,011
   *Helen of Troy, Ltd.................................... 136,528   5,799,709
  #*hhgregg, Inc..........................................  59,528     933,994
   *Hollywood Media Corp..................................  63,704      82,815

                                     1194

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   #Hooker Furniture Corp.................................  55,054 $   925,458
  #*Iconix Brand Group, Inc............................... 357,800  11,750,152
   #International Speedway Corp. Class A.................. 130,472   4,416,477
   *Isle of Capri Casinos, Inc............................ 172,685   1,371,119
   #JAKKS Pacific, Inc.................................... 141,049     847,704
   *Jarden Corp...........................................  31,950   1,452,766
   *Johnson Outdoors, Inc. Class A........................ 101,246   2,578,736
    Jones Group, Inc. (The)............................... 389,533   6,396,132
   *Journal Communications, Inc. Class A.................. 247,681   2,268,758
  #*K12, Inc..............................................   3,021      93,953
   #KB Home...............................................  55,554     986,084
   *Kid Brands, Inc.......................................  67,945     110,071
   *Kirkland's, Inc.......................................  53,915     947,826
   *Kona Grill, Inc.......................................   1,474      18,911
    Koss Corp.............................................     710       3,628
    La-Z-Boy, Inc......................................... 233,867   4,848,063
   *Lakeland Industries, Inc..............................  34,327     148,293
  #*LeapFrog Enterprises, Inc.............................  26,371     303,794
    Lear Corp.............................................     600      41,562
   #Lennar Corp. Class A.................................. 325,800  11,034,846
    Lennar Corp. Class B..................................  66,537   1,813,133
  #*Life Time Fitness, Inc................................  16,853     898,096
   #Lifetime Brands, Inc..................................  63,921     957,537
    Lincoln Educational Services Corp.....................   2,664      16,703
    Lithia Motors, Inc. Class A........................... 129,782   8,466,978
   *Live Nation Entertainment, Inc........................ 433,828   7,106,103
    Loral Space & Communications, Inc.....................  49,041   3,064,572
  #*Luby's, Inc........................................... 151,536   1,218,349
   *M/I Homes, Inc........................................  95,252   2,025,058
    Mac-Gray Corp.........................................  92,718   1,362,955
   *Madison Square Garden Co. (The) Class A...............  69,139   4,077,127
    Marcus Corp........................................... 108,304   1,402,537
   *MarineMax, Inc........................................ 127,066   1,477,778
   *Marriott Vacations Worldwide Corp.....................  35,737   1,572,428
  #*Martha Stewart Living Omnimedia Class A...............   8,504      21,345
  #*McClatchy Co. (The) Class A........................... 293,777     913,646
   #MDC Holdings, Inc.....................................  87,426   2,766,159
  #*Media General, Inc. Class A...........................  96,566   1,061,260
    Men's Wearhouse, Inc. (The)........................... 238,818   9,536,003
   #Meredith Corp.........................................  11,852     563,207
   *Meritage Homes Corp...................................  73,345   3,319,595
   *Modine Manufacturing Co............................... 146,528   1,611,808
   *Mohawk Industries, Inc................................ 190,548  22,673,307
  #*Monarch Casino & Resort, Inc..........................   6,280     128,740
   *Motorcar Parts of America, Inc........................  56,988     492,946
    Movado Group, Inc..................................... 105,959   3,865,384
   *MTR Gaming Group, Inc.................................  97,351     349,490
   *Multimedia Games Holding Co., Inc.....................  74,184   2,595,698
    NACCO Industries, Inc. Class A........................  26,247   1,609,729
  #*Nathan's Famous, Inc..................................   9,601     549,753
   *Nautilus, Inc.........................................  32,258     283,225
   *New York & Co., Inc................................... 121,740     758,440
   *Office Depot, Inc..................................... 587,914   2,545,668

                                     1195

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    OfficeMax, Inc........................................ 301,230 $ 3,431,010
  #*Orbitz Worldwide, Inc.................................   2,018      18,586
   *Orient-Express Hotels, Ltd. Class A................... 447,582   5,599,251
   *P&F Industries, Inc. Class A..........................   2,025      16,443
  #*Pacific Sunwear of California, Inc.................... 284,074   1,264,129
    Penske Automotive Group, Inc.......................... 236,131   8,779,351
   *Pep Boys-Manny Moe & Jack (The)....................... 195,999   2,440,188
   *Perfumania Holdings, Inc..............................  27,270     141,804
    Perry Ellis International, Inc........................  84,114   1,690,691
  #*Pinnacle Entertainment, Inc........................... 190,559   4,049,379
   *Point.360.............................................   7,043       6,550
   *PulteGroup, Inc....................................... 208,288   3,463,829
   #PVH Corp..............................................  43,120   5,682,785
  #*Quiksilver, Inc....................................... 406,028   2,566,097
  #*Radio One, Inc. Class D...............................  50,923     113,049
  #*RadioShack Corp.......................................  35,510      96,942
   *Reading International, Inc. Class B...................   6,238      41,545
   *Red Lion Hotels Corp..................................  96,956     644,757
  #*Red Robin Gourmet Burgers, Inc........................  79,845   4,541,584
   #Regis Corp............................................ 266,878   4,635,671
    Rent-A-Center, Inc.................................... 232,379   9,292,836
    RG Barry Corp.........................................  10,660     184,738
   *Rick's Cabaret International, Inc.....................  49,664     440,023
    Rocky Brands, Inc.....................................  37,738     652,113
   #Royal Caribbean Cruises, Ltd..........................  59,707   2,274,240
   *Ruby Tuesday, Inc..................................... 281,247   2,058,728
    Saga Communications, Inc. Class A.....................  34,254   1,776,070
  #*Saks, Inc............................................. 658,104  10,542,826
   #Salem Communications Corp. Class A....................  55,646     421,240
   #Scholastic Corp....................................... 140,916   4,297,938
  #*Sears Holdings Corp...................................   1,226      56,151
    Service Corp. International/US........................ 492,809   9,348,587
    Shiloh Industries, Inc................................ 200,500   2,570,410
   #Shoe Carnival, Inc.................................... 119,379   3,188,613
   *Skechers U.S.A., Inc. Class A......................... 187,114   5,104,470
   *Skyline Corp..........................................  29,726     145,360
   #Sonic Automotive, Inc. Class A........................   1,600      35,424
   *Spanish Broadcasting System, Inc. Class A.............   4,503      15,941
    Spartan Motors, Inc................................... 167,974   1,017,922
    Speedway Motorsports, Inc............................. 203,050   3,750,333
   *Sport Chalet, Inc. Class A............................ 132,485     186,804
   *Sport Chalet, Inc. Class B............................   4,760       6,831
   #Stage Stores, Inc..................................... 159,243   3,974,705
    Standard Motor Products, Inc.......................... 123,563   4,249,332
   *Standard Pacific Corp................................. 174,977   1,431,312
   *Stanley Furniture Co., Inc............................  57,224     197,423
    Stein Mart, Inc....................................... 124,540   1,739,824
   *Steinway Musical Instruments, Inc.....................  60,208   2,188,561
    Stewart Enterprises, Inc. Class A..................... 381,637   5,014,710
   *Stoneridge, Inc.......................................  52,546     634,756
    Strattec Security Corp................................  16,028     656,186
    Superior Industries International, Inc................ 143,662   2,616,085
    Superior Uniform Group, Inc...........................  39,336     457,084

                                     1196

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Discretionary -- (Continued)
    Systemax, Inc.....................................   246,135 $  2,370,280
   *Tandy Leather Factory, Inc........................    18,463      161,921
  #*Toll Brothers, Inc................................   236,222    7,764,617
    Trans World Entertainment Corp....................    62,666      313,330
  #*Trinity Place Holdings, Inc.......................    41,995      192,127
   *Tuesday Morning Corp..............................   189,888    2,130,543
  #*Unifi, Inc........................................    98,437    2,258,145
   *Universal Electronics, Inc........................    22,940      707,240
   #Vail Resorts, Inc.................................    34,600    2,317,508
   *Valuevision Media, Inc. Class A...................    43,800      259,734
  #*VOXX International Corp...........................   116,682    1,581,041
   #Washington Post Co. (The) Class B.................    12,128    6,517,102
  #*Wells-Gardner Electronics Corp....................    35,937       68,999
   #Wendy's Co. (The)................................. 1,383,503    9,836,706
   *West Marine, Inc..................................   121,225    1,316,504
  #*Wet Seal, Inc. (The) Class A......................   221,103      970,642
    Weyco Group, Inc..................................    11,436      312,546
    Whirlpool Corp....................................    89,628   12,004,774
   *WMS Industries, Inc...............................   119,815    3,085,236
    Wyndham Worldwide Corp............................    76,460    4,763,458
   *Zale Corp.........................................    43,795      406,418
                                                                 ------------
Total Consumer Discretionary..........................            555,814,515
                                                                 ------------
Consumer Staples -- (4.0%)
    Alico, Inc........................................     3,639      166,739
   *Alliance One International, Inc...................   434,144    1,654,089
    Andersons, Inc. (The).............................    84,004    4,983,117
  #*Boulder Brands, Inc...............................   264,860    3,419,342
    Bridgford Foods Corp..............................     2,376       17,273
    Cal-Maine Foods, Inc..............................     2,794      141,600
    CCA Industries, Inc...............................     9,592       33,476
   *Central Garden and Pet Co.........................    69,666      521,798
   *Central Garden and Pet Co. Class A................   182,531    1,376,284
   *Chiquita Brands International, Inc................   238,326    2,878,978
   #Coca-Cola Bottling Co. Consolidated...............     5,764      368,089
   *Constellation Brands, Inc. Class A................   317,371   16,531,855
   *Constellation Brands, Inc. Class B................     1,286       67,644
   *Craft Brew Alliance, Inc..........................    91,153      820,377
   *Darling International, Inc........................    15,200      308,560
   *Dole Food Co., Inc................................   251,302    3,241,796
  #*Elizabeth Arden, Inc..............................    22,206      911,778
   *Farmer Bros Co....................................    65,487    1,043,208
    Fresh Del Monte Produce, Inc......................   253,809    7,129,495
    Golden Enterprises, Inc...........................    27,634       97,548
   #Griffin Land & Nurseries, Inc.....................     9,784      311,327
  #*Hain Celestial Group, Inc. (The)..................   151,530   11,055,629
    Hillshire Brands Co...............................    73,485    2,587,407
    Ingles Markets, Inc. Class A......................    64,005    1,821,582
    Inter Parfums, Inc................................    10,013      330,229
    J&J Snack Foods Corp..............................       800       63,744
    John B Sanfilippo & Son, Inc......................    48,275    1,041,774
   *Mannatech, Inc....................................     8,479      113,279
    MGP Ingredients, Inc..............................    75,349      421,201

                                     1197

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
    Nash Finch Co.....................................  95,436 $  2,237,974
   *Natural Alternatives International, Inc...........   9,338       45,663
    Nutraceutical International Corp..................  63,623    1,413,703
    Oil-Dri Corp. of America..........................  28,763      916,389
   *Omega Protein Corp................................ 140,627    1,177,048
   #Orchids Paper Products Co.........................  18,299      496,269
   *Overhill Farms, Inc...............................   1,470        7,321
   *Pantry, Inc. (The)................................ 122,755    1,528,300
   *Pilgrim's Pride Corp..............................   9,043      150,295
   *Post Holdings, Inc................................ 126,181    5,853,536
   *Prestige Brands Holdings, Inc..................... 268,318    9,098,663
    Reliv International, Inc..........................   1,105        4,044
    Sanderson Farms, Inc..............................   2,900      204,856
   #Seaboard Corp.....................................   2,639    7,441,980
   *Seneca Foods Corp. Class A........................  30,926    1,087,049
   *Seneca Foods Corp. Class B........................   1,786       62,671
   *Smithfield Foods, Inc............................. 404,799   13,439,327
    Snyders-Lance, Inc................................  15,500      490,575
    Spartan Stores, Inc............................... 116,340    2,288,408
    Spectrum Brands Holdings, Inc.....................  81,722    4,610,755
   *Susser Holdings Corp..............................  95,254    4,926,537
  #*TreeHouse Foods, Inc..............................  43,032    3,054,842
   #Universal Corp.................................... 111,393    6,828,391
    Village Super Market, Inc. Class A................  16,501      608,062
    Weis Markets, Inc.................................  47,949    2,407,999
                                                               ------------
Total Consumer Staples................................          133,839,875
                                                               ------------
Energy -- (7.0%)
    Adams Resources & Energy, Inc.....................  24,037    1,607,354
   #Alon USA Energy, Inc.............................. 153,094    2,091,264
  #*Approach Resources, Inc...........................  83,382    2,208,789
   #Arch Coal, Inc....................................  35,400      138,060
   *Barnwell Industries, Inc..........................  24,887       88,100
   *Basic Energy Services, Inc........................ 140,833    1,611,130
    Berry Petroleum Co. Class A.......................  47,091    1,909,540
  #*Bill Barrett Corp................................. 162,823    3,650,492
  #*BioFuel Energy Corp...............................     178          689
    Bolt Technology Corp..............................  27,244      493,934
   *BPZ Resources, Inc................................ 198,307      477,920
    Bristow Group, Inc................................ 174,043   11,836,664
  #*Cal Dive International, Inc....................... 231,718      454,167
  #*Callon Petroleum Co...............................  81,106      324,424
    Cimarex Energy Co.................................   3,516      268,728
   *Clayton Williams Energy, Inc......................   3,200      182,176
   *Cloud Peak Energy, Inc............................  82,172    1,317,217
   #Comstock Resources, Inc........................... 135,349    2,269,803
    Contango Oil & Gas Co.............................   4,000      154,640
   *Crimson Exploration, Inc.......................... 116,166      372,893
    Crosstex Energy, Inc.............................. 137,887    2,770,150
   *Dawson Geophysical Co.............................  44,858    1,618,477
    Delek US Holdings, Inc............................ 147,471    4,460,998
   #DHT Holdings, Inc.................................   9,944       46,240
  #*Double Eagle Petroleum Co.........................  56,385      196,784

                                     1198

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
   *Emerald Oil, Inc..................................  74,510 $   536,472
  #*Endeavour International Corp......................  67,412     287,175
   *ENGlobal Corp.....................................  13,721      13,367
   *EPL Oil & Gas, Inc................................ 152,581   4,907,005
   *Era Group, Inc....................................  69,842   1,703,446
   *Exterran Holdings, Inc............................ 291,895   9,267,666
   *Forbes Energy Services, Ltd.......................   2,238      10,138
  #*Global Geophysical Services, Inc.................. 112,499     493,871
  #*Green Plains Renewable Energy, Inc................ 135,748   2,247,987
    Gulf Island Fabrication, Inc......................  68,910   1,704,144
   #Gulfmark Offshore, Inc. Class A................... 113,734   5,601,399
  #*Halcon Resources Corp.............................  27,367     149,971
  #*Harvest Natural Resources, Inc.................... 197,639     814,273
   *Helix Energy Solutions Group, Inc................. 562,740  14,276,714
   *Hercules Offshore, Inc............................ 650,009   4,485,062
   *HKN, Inc..........................................   1,581     110,670
   #HollyFrontier Corp................................ 209,593   9,546,961
   *Hornbeck Offshore Services, Inc................... 182,560   9,666,552
  #*James River Coal Co...............................  45,725      90,535
  #*Key Energy Services, Inc.......................... 121,025     767,298
    Knightsbridge Tankers, Ltd........................   2,109      16,155
  #*Lucas Energy, Inc.................................  30,850      41,956
  #*Magnum Hunter Resources Corp......................  39,601     151,672
   *Matador Resources Co..............................   9,908     129,795
   *Matrix Service Co.................................  52,783     836,611
   *Mexco Energy Corp.................................   7,515      41,821
  #*Miller Energy Resources, Inc......................  14,965      74,675
  #*Mitcham Industries, Inc...........................  60,906   1,031,139
    Nabors Industries, Ltd............................  67,117   1,032,931
   *Natural Gas Services Group, Inc...................  68,721   1,673,356
  #*Newpark Resources, Inc............................ 389,467   4,455,502
  #*Nuverra Environmental Solutions, Inc.............. 167,433     493,927
  #*Overseas Shipholding Group, Inc...................   5,455      22,093
   *Parker Drilling Co................................ 568,699   3,452,003
   #Patterson-UTI Energy, Inc......................... 473,266   9,356,469
  #*PDC Energy, Inc................................... 106,340   5,864,651
  #*Penn Virginia Corp................................  85,634     431,595
   *PHI, Inc. (69336T106).............................     542      19,241
  #*PHI, Inc. (69336T205).............................  96,042   3,380,678
   *Pioneer Energy Services Corp...................... 278,538   1,888,488
   *Renewable Energy Group, Inc.......................  40,955     638,079
   *REX American Resources Corp....................... 105,778   3,849,261
  #*Rex Energy Corp...................................  80,200   1,539,038
   *Rowan Cos. P.L.C. Class A......................... 328,885  11,297,200
    SEACOR Holdings, Inc..............................  69,842   6,115,365
    SemGroup Corp. Class A............................  23,770   1,341,579
    Ship Finance International, Ltd...................  38,083     612,755
   #SM Energy Co......................................  12,542     862,012
   *Stone Energy Corp.................................   7,201     175,416
   *Superior Energy Services, Inc.....................  89,277   2,287,277
  #*Swift Energy Co................................... 167,159   2,129,606
   *Synergy Resources Corp............................     982       7,610
   #Teekay Corp....................................... 156,368   6,203,119

                                     1199

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
   *Tesco Corp........................................    39,158 $    518,452
    Tesoro Corp.......................................   419,582   23,853,237
   *TETRA Technologies, Inc...........................   147,525    1,492,953
    TGC Industries, Inc...............................    13,136      117,830
    Tidewater, Inc....................................   146,594    8,647,580
  #*Triangle Petroleum Corp...........................   102,199      725,613
   *Unit Corp.........................................   103,566    4,668,755
  #*USEC, Inc.........................................    24,276      476,052
   *Vaalco Energy, Inc................................   109,363      678,051
   *Warren Resources, Inc.............................   127,228      365,144
   #Western Refining, Inc.............................   378,467   11,403,211
   *Willbros Group, Inc...............................   212,504    1,525,779
                                                                 ------------
Total Energy..........................................            233,157,071
                                                                 ------------
Financials -- (23.7%)
   *1st Constitution Bancorp..........................       785        7,528
    1st Source Corp...................................   209,862    5,725,035
   #1st United Bancorp Inc/Boca Raton.................    27,050      210,449
   #Access National Corp..............................    11,256      171,429
   *Alexander & Baldwin, Inc..........................   199,071    8,816,855
    Alliance Bancorp, Inc. of Pennsylvania............     2,169       32,058
   #Allied World Assurance Co. Holdings AG............   155,508   14,718,832
    Ameriana Bancorp..................................       645        7,101
   *American Capital, Ltd............................. 1,164,025   15,900,581
   #American Equity Investment Life Holding Co........   349,240    6,356,168
    American Financial Group, Inc.....................   370,385   19,145,201
   *American Independence Corp........................    23,061      177,108
   #American National Bankshares, Inc.................    15,485      369,162
    American National Insurance Co....................    41,906    4,714,425
   *American River Bankshares.........................     7,628       67,889
   *American Safety Insurance Holdings, Ltd...........    57,879    1,734,055
   *Ameris Bancorp....................................    69,161    1,331,349
    AMERISAFE, Inc....................................    93,889    3,354,654
    AmeriServ Financial, Inc..........................   182,092      540,813
  #*Arch Capital Group, Ltd...........................     9,859      533,865
    Argo Group International Holdings, Ltd............   156,217    6,975,089
   #Arrow Financial Corp..............................     1,110       29,237
    Aspen Insurance Holdings, Ltd.....................   254,728    9,549,753
   #Associated Banc-Corp..............................   328,656    5,567,433
    Assurant, Inc.....................................   331,133   17,934,163
    Assured Guaranty, Ltd.............................   443,343    9,593,943
    Asta Funding, Inc.................................    54,947      484,083
    Astoria Financial Corp............................   248,794    3,035,287
    Atlantic American Corp............................     6,923       26,861
   *Atlantic Coast Financial Corp.....................     3,526       16,960
  #*Atlanticus Holdings Corp..........................    57,981      220,328
    Auburn National BanCorp., Inc.....................       513       11,532
   *AV Homes, Inc.....................................    53,958      871,422
    Axis Capital Holdings, Ltd........................   288,525   12,568,149
    Baldwin & Lyons, Inc. Class A.....................       276        7,267
    Baldwin & Lyons, Inc. Class B.....................    58,678    1,567,289
    Banc of California, Inc...........................    27,419      403,608
    Bancfirst Corp....................................       700       36,596

                                     1200

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Bancorp of New Jersey, Inc........................       541 $     8,250
   *Bancorp, Inc......................................    66,870   1,003,050
   #BancorpSouth, Inc.................................   108,640   2,134,776
    Bank Mutual Corp..................................   214,914   1,334,616
    Bank of Commerce Holdings.........................       300       1,584
    Bank of Kentucky Financial Corp...................     8,736     239,803
   #BankFinancial Corp................................   120,428   1,035,681
    Banner Corp.......................................    33,096   1,227,200
   #Bar Harbor Bankshares.............................    13,518     530,717
    BBCN Bancorp, Inc.................................   183,485   2,680,716
   *BBX Capital Corp. Class A.........................     1,200      17,028
   #BCB Bancorp, Inc..................................     9,368      98,645
   *BCSB Bancorp, Inc.................................       891      22,088
   *Beneficial Mutual Bancorp, Inc....................     7,187      61,952
    Berkshire Bancorp, Inc............................     2,534      21,387
    Berkshire Hills Bancorp, Inc......................   124,820   3,257,802
  #*BofI Holding, Inc.................................    56,878   3,085,632
    Boston Private Financial Holdings, Inc............   246,430   2,723,052
    Bridge Bancorp, Inc...............................     1,726      37,005
   *Bridge Capital Holdings...........................    12,594     207,675
    Brookline Bancorp, Inc............................   196,274   1,935,262
    Bryn Mawr Bank Corp...............................    10,375     290,085
    C&F Financial Corp................................     2,022     109,269
    Calamos Asset Management, Inc. Class A............    28,547     304,026
    California First National Bancorp.................    17,918     309,802
   *Camco Financial Corp..............................    16,833      73,055
    Camden National Corp..............................    24,991     972,400
    Cape Bancorp, Inc.................................     1,782      16,715
  #*Capital City Bank Group, Inc......................    37,417     468,461
    Capital Southwest Corp............................    24,883   3,607,537
    CapitalSource, Inc................................   464,286   5,617,861
    Capitol Federal Financial, Inc....................    29,636     373,710
    Cardinal Financial Corp...........................   130,895   2,141,442
   *Carolina Bank Holdings, Inc.......................       100       1,085
    Cathay General Bancorp............................   299,120   7,107,091
    Center Bancorp, Inc...............................    42,304     637,521
    Centerstate Banks, Inc............................    17,984     177,322
  #*Central Pacific Financial Corp....................     1,332      24,762
    Century Bancorp, Inc. Class A.....................     3,160     112,401
    CFS Bancorp, Inc..................................   115,107   1,374,378
    Chemical Financial Corp...........................    82,209   2,454,761
    Chicopee Bancorp, Inc.............................     8,359     145,697
    Cincinnati Financial Corp.........................   109,109   5,346,341
    Citizens Community Bancorp, Inc...................    29,400     221,970
    Citizens Holding Co...............................     1,122      19,916
   *Citizens, Inc.....................................   167,031   1,192,601
   #City Holding Co...................................     8,151     360,763
    Clifton Savings Bancorp, Inc......................       543       6,760
    CNB Financial Corp................................     1,243      22,225
    CNO Financial Group, Inc.......................... 1,264,042  18,050,520
    CoBiz Financial, Inc..............................   135,833   1,363,763
    Codorus Valley Bancorp, Inc.......................     4,815      87,248
   *Colonial Financial Services, Inc..................    14,655     208,614

                                     1201

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
   *Colony Bankcorp, Inc..............................   4,653 $    33,688
    Columbia Banking System, Inc......................  49,165   1,228,142
    Commercial National Financial Corp................     959      20,475
   #Community Bank System, Inc........................  97,526   3,271,022
   #Community Trust Bancorp, Inc......................  24,702     984,375
  #*Community West Bancshares.........................  16,252      91,580
    Consolidated-Tomoka Land Co.......................   3,222     125,175
   *Consumer Portfolio Services, Inc..................  69,042     448,773
   *Cowen Group, Inc. Class A......................... 232,614     751,343
   #Dime Community Bancshares, Inc....................  17,442     306,107
    Donegal Group, Inc. Class A.......................  72,219     993,011
   #Donegal Group, Inc. Class B.......................   6,424     152,249
   *E*TRADE Financial Corp............................ 440,372   6,561,543
    Eagle Bancorp Montana, Inc........................     101       1,157
    Eastern Insurance Holdings, Inc...................  53,671   1,048,195
   *Eastern Virginia Bankshares, Inc..................   8,379      49,855
    EMC Insurance Group, Inc.......................... 141,757   4,110,953
    Employers Holdings, Inc...........................  43,824   1,152,133
  #*Encore Capital Group, Inc.........................  86,358   3,355,872
   #Endurance Specialty Holdings, Ltd................. 203,631  10,717,100
  #*Enstar Group, Ltd.................................     600      86,208
   #Enterprise Bancorp, Inc...........................   7,556     151,951
    Enterprise Financial Services Corp................  37,342     691,947
    ESB Financial Corp................................  40,492     530,850
    ESSA Bancorp, Inc.................................  68,448     776,885
    Evans Bancorp, Inc................................   8,434     164,547
    Everest Re Group, Ltd............................. 104,016  13,889,256
   *Farmers Capital Bank Corp.........................   3,376      82,442
    FBL Financial Group, Inc. Class A................. 128,577   5,686,961
    Federal Agricultural Mortgage Corp. Class A.......   2,471      71,622
    Federal Agricultural Mortgage Corp. Class C.......  43,772   1,360,871
    Federated National Holding Co.....................  55,257     563,069
    Fidelity National Financial, Inc. Class A......... 130,432   3,192,975
    Fidelity Southern Corp............................  32,028     494,517
    Financial Institutions, Inc.......................  24,589     494,977
   *First Acceptance Corp............................. 101,596     186,937
    First American Financial Corp..................... 297,103   6,753,151
  #*First BanCorp.....................................  37,111     279,446
    First Bancorp.....................................  69,195   1,095,357
    First Bancorp, Inc................................  18,788     336,305
   *First Bancshares, Inc. (318687100)................   2,300      17,871
    First Bancshares, Inc. (318916103)................     171       2,138
   #First Busey Corp.................................. 104,600     521,954
    First Business Financial Services, Inc............   2,294      75,541
    First Citizens BancShares, Inc. Class A...........  20,791   4,355,714
   #First Commonwealth Financial Corp................. 334,209   2,509,910
   #First Community Bancshares, Inc...................  41,132     656,467
   #First Connecticut Bancorp Inc/Farmington..........   2,083      31,245
    First Defiance Financial Corp.....................  36,856     972,998
   *First Federal Bancshares of Arkansas, Inc.........  10,626     104,666
   *First Federal of Northern Michigan Bancorp, Inc...   7,296      31,884
    First Financial Bancorp...........................  42,891     690,974
    First Financial Corp..............................  59,016   1,956,971

                                     1202

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
   #First Financial Holdings, Inc.....................  61,270 $3,396,782
   #First Financial Northwest, Inc.................... 111,813  1,191,927
   #First Horizon National Corp.......................     300      3,699
    First Interstate Bancsystem, Inc..................  24,755    583,475
    First M&F Corp....................................  11,390    201,945
  #*First Marblehead Corp. (The)...................... 182,492    310,236
    First Merchants Corp.............................. 144,409  2,703,336
    First Midwest Bancorp, Inc........................ 233,905  3,571,729
    First Niagara Financial Group, Inc................ 528,271  5,647,217
   *First Place Financial Corp........................ 114,087        365
   *First South Bancorp, Inc..........................     767      5,039
   *First United Corp.................................   6,083     45,744
    First West Virginia Bancorp.......................     843     14,247
    Firstbank Corp....................................  16,186    260,271
    FirstMerit Corp................................... 233,156  5,227,358
  #*Flagstar Bancorp, Inc.............................  10,958    179,711
    Flushing Financial Corp........................... 117,856  2,234,550
    FNB Corp.......................................... 239,624  3,028,847
   *Forest City Enterprises, Inc. Class A............. 117,860  2,064,907
   *Forestar Group, Inc...............................  38,730    836,955
    Fox Chase Bancorp, Inc............................  18,083    316,814
    Franklin Financial Corp...........................     169      3,088
   *Genworth Financial, Inc. Class A.................. 525,160  6,821,828
    Geo Group, Inc. (The)............................. 142,004  4,930,379
   #German American Bancorp, Inc......................  61,710  1,707,516
    GFI Group, Inc....................................  10,145     40,580
    Glacier Bancorp, Inc..............................   1,800     43,812
  #*Gleacher & Co., Inc...............................     293      3,964
   *Global Indemnity P.L.C............................  60,021  1,559,346
   #Great Southern Bancorp, Inc.......................  26,472    772,982
  #*Green Dot Corp. Class A...........................  33,327    775,853
   *Greenlight Capital Re, Ltd. Class A...............   4,559    120,540
    Guaranty Bancorp..................................  52,602    659,629
   *Guaranty Federal Bancshares, Inc..................  14,051    179,431
   *Hallmark Financial Services, Inc.................. 106,414  1,039,665
   #Hampden Bancorp, Inc..............................  14,730    229,641
   *Hanmi Financial Corp..............................  33,953    577,201
    Hanover Insurance Group, Inc. (The)............... 139,712  7,520,697
    Harleysville Savings Financial Corp...............   1,426     27,237
   *Harris & Harris Group, Inc........................ 147,135    459,061
    Hawthorn Bancshares, Inc..........................   8,778    115,074
   #HCI Group, Inc....................................  30,002  1,095,073
    Heartland Financial USA, Inc......................  10,901    305,228
   *Heritage Commerce Corp............................  59,091    434,319
    Heritage Financial Corp...........................  13,978    222,110
    Heritage Financial Group, Inc.....................   1,394     26,681
    HF Financial Corp.................................  12,333    165,632
   *Hilltop Holdings, Inc............................. 239,405  4,077,067
    Hingham Institution for Savings...................   1,253     90,053
   *HMN Financial, Inc................................  24,144    176,734
   *Home Bancorp, Inc.................................   6,423    117,220
    Home Federal Bancorp, Inc.........................  83,022  1,163,968
    HopFed Bancorp, Inc...............................  28,833    320,335

                                     1203

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Horace Mann Educators Corp............................ 251,498 $ 7,127,453
    Horizon Bancorp.......................................   8,913     213,645
    Hudson City Bancorp, Inc.............................. 211,602   2,022,915
   #Hudson Valley Holding Corp............................   4,563      94,545
   #Iberiabank Corp.......................................  42,944   2,525,107
   *ICG Group, Inc........................................ 298,309   3,618,488
  #*Imperial Holdings, Inc................................   3,445      25,527
   #Independence Holding Co...............................  50,444     707,729
   #Independent Bank Corp. (453836108)....................  66,032   2,459,032
   *Independent Bank Corp. (453838609)....................  43,229     337,186
    Infinity Property & Casualty Corp.....................  95,008   6,176,470
    Interactive Brokers Group, Inc. Class A...............  54,700     886,140
    International Bancshares Corp......................... 141,605   3,428,257
   *Intervest Bancshares Corp. Class A....................  17,894     132,416
  #*INTL. FCStone, Inc....................................  13,556     250,922
   *Investment Technology Group, Inc...................... 137,565   1,954,799
    Investors Title Co....................................   7,764     578,961
   *Jacksonville Bancorp, Inc.............................   1,456         757
    Janus Capital Group, Inc.............................. 413,437   3,873,905
   *Jefferson Bancshares, Inc.............................   4,587      26,559
    JMP Group, Inc........................................  47,014     333,799
   *KCG Holdings, Inc. Class A............................  29,329     270,413
    Kemper Corp........................................... 249,391   8,716,215
    Kentucky First Federal Bancorp........................     496       4,261
    Lake Shore Bancorp, Inc...............................   1,066      12,494
    Lakeland Bancorp, Inc................................. 133,414   1,499,573
    Lakeland Financial Corp...............................  21,877     690,219
    Landmark Bancorp Inc/Manhattan........................   2,154      44,135
   #Legg Mason, Inc....................................... 349,011  12,002,488
    Leucadia National Corp................................  74,210   1,991,054
    LNB Bancorp, Inc......................................  50,800     461,264
  #*Louisiana Bancorp Inc/Metaire.........................   4,919      89,624
    LSB Financial Corp....................................     751      18,550
   *Macatawa Bank Corp.................................... 127,574     662,109
   *Magyar Bancorp, Inc...................................   6,751      40,438
    Maiden Holdings, Ltd.................................. 148,352   1,803,960
    MainSource Financial Group, Inc....................... 121,160   1,751,974
   *Malvern Bancorp, Inc..................................     134       1,607
    Manning & Napier, Inc.................................     670      12,027
   *Markel Corp...........................................   6,214   3,293,420
    Marlin Business Services Corp.........................  61,664   1,410,872
    Mayflower Bancorp, Inc................................     475       9,348
    MB Financial, Inc..................................... 168,311   4,843,991
   *MBIA, Inc............................................. 600,076   8,101,026
   *MBT Financial Corp....................................  53,266     210,933
   #MCG Capital Corp...................................... 405,582   2,226,645
   #Meadowbrook Insurance Group, Inc...................... 276,438   2,098,164
    Medallion Financial Corp..............................  94,078   1,419,637
    Mercantile Bank Corp..................................  21,388     427,118
    Merchants Bancshares, Inc.............................  12,577     390,390
  #*Meridian Interstate Bancorp, Inc......................  12,248     250,594
    Meta Financial Group, Inc.............................  10,537     309,999
   *Metro Bancorp, Inc....................................  65,882   1,440,181

                                     1204

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    MetroCorp Bancshares, Inc.............................  14,362 $   153,673
   *MGIC Investment Corp.................................. 615,523   4,702,596
   #MicroFinancial, Inc...................................  47,656     386,967
    Mid Penn Bancorp, Inc.................................     262       3,006
   #MidSouth Bancorp, Inc.................................  38,730     631,299
    MidWestOne Financial Group, Inc.......................  16,967     442,669
    Montpelier Re Holdings, Ltd........................... 304,675   8,229,272
    MSB Financial Corp....................................   3,000      22,575
    MutualFirst Financial, Inc............................  17,676     261,782
    NASDAQ OMX Group, Inc. (The).......................... 406,131  13,158,644
   #National Interstate Corp..............................   2,138      58,261
    National Penn Bancshares, Inc......................... 213,785   2,306,740
    National Security Group, Inc..........................     193       1,378
    National Western Life Insurance Co. Class A...........   5,767   1,233,850
    Naugatuck Valley Financial Corp.......................   1,247       9,814
   *Navigators Group, Inc. (The)..........................  79,136   4,586,723
   #NBT Bancorp, Inc......................................  25,074     565,920
    Nelnet, Inc. Class A.................................. 109,310   4,249,973
   *New Century Bancorp, Inc..............................   6,103      39,792
    New Hampshire Thrift Bancshares, Inc..................  16,158     225,727
   *NewBridge Bancorp.....................................  51,416     421,097
   *Newport Bancorp, Inc..................................   1,200      20,916
   *NewStar Financial, Inc................................ 217,583   3,350,778
    Nicholas Financial, Inc...............................   4,160      64,771
   *North Valley Bancorp..................................   2,889      50,269
    Northeast Bancorp.....................................     522       5,267
    Northeast Community Bancorp, Inc......................  50,944     334,193
    Northfield Bancorp, Inc...............................  10,242     120,036
    Northrim BanCorp, Inc.................................  24,258     619,064
    Northwest Bancshares, Inc.............................  24,193     334,347
   #Norwood Financial Corp................................   2,565      74,667
   #Ocean Shore Holding Co................................   2,593      38,895
    OceanFirst Financial Corp.............................  30,566     522,067
   *Ocwen Financial Corp..................................  87,806   4,181,322
    OFG Bancorp........................................... 131,697   2,432,444
   #Ohio Valley Banc Corp.................................   1,614      35,847
   #Old Line Bancshares, Inc..............................   2,048      26,788
    Old National Bancorp.................................. 103,808   1,495,873
    Old Republic International Corp....................... 665,413   9,615,218
   *Old Second Bancorp, Inc...............................  56,217     341,799
   *OmniAmerican Bancorp, Inc.............................  36,992     874,491
    OneBeacon Insurance Group, Ltd. Class A...............  71,265   1,033,343
    Oppenheimer Holdings, Inc. Class A....................   6,305     120,804
    Oritani Financial Corp................................   1,900      30,894
    Pacific Continental Corp..............................  29,261     360,788
  #*Pacific Mercantile Bancorp............................  58,804     364,585
   *Pacific Premier Bancorp, Inc..........................  15,952     207,855
    PacWest Bancorp.......................................   4,615     163,463
   *Park Sterling Corp....................................  93,523     626,604
   #PartnerRe, Ltd........................................ 163,753  14,662,444
   *Patriot National Bancorp, Inc.........................   8,731      12,485
   #Peapack Gladstone Financial Corp......................  21,165     413,987
   #People's United Financial, Inc........................ 514,277   7,714,155

                                     1205

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Peoples Bancorp of North Carolina, Inc................   4,643 $    64,213
    Peoples Bancorp, Inc..................................  55,939   1,258,068
  #*PHH Corp.............................................. 273,554   6,198,734
  #*Phoenix Cos., Inc. (The)..............................  27,755   1,184,306
   *PICO Holdings, Inc....................................  84,876   1,857,936
   *Pinnacle Financial Partners, Inc...................... 146,960   4,185,421
   *Piper Jaffray Cos.....................................  67,973   2,280,494
    Platinum Underwriters Holdings, Ltd................... 177,200  10,293,548
   *Popular, Inc.......................................... 148,591   4,888,644
   *Porter Bancorp, Inc...................................   4,952       8,468
   *Preferred Bank........................................  18,074     307,077
    Premier Financial Bancorp, Inc........................  17,459     216,492
   #PrivateBancorp, Inc...................................   1,500      35,385
    ProAssurance Corp..................................... 101,938   5,456,741
    Protective Life Corp.................................. 263,755  11,428,504
    Provident Financial Holdings, Inc.....................  28,207     493,623
    Provident Financial Services, Inc..................... 237,143   4,218,774
   #Provident New York Bancorp............................ 197,664   2,144,654
   *Prudential Bancorp, Inc. of Pennsylvania..............     166       1,622
   #Pulaski Financial Corp................................  44,928     449,729
    QC Holdings, Inc...................................... 104,573     281,301
   #QCR Holdings, Inc.....................................   2,083      32,599
   #Radian Group, Inc..................................... 443,207   6,227,058
    Reinsurance Group of America, Inc..................... 235,808  16,056,167
   #Renasant Corp......................................... 132,745   3,637,213
   #Republic Bancorp, Inc. Class A........................  13,137     343,795
   *Republic First Bancorp, Inc...........................   4,394      14,764
    Resource America, Inc. Class A........................  89,599     743,672
   *Riverview Bancorp, Inc................................  33,968      88,317
   #RLI Corp..............................................  37,289   3,077,834
    Rockville Financial, Inc..............................   8,254     108,127
    Roma Financial Corp...................................     311       5,940
   *Royal Bancshares of Pennsylvania, Inc. Class A........   2,632       4,790
   #Ryman Hospitality Properties..........................  54,432   2,027,592
    S&T Bancorp, Inc......................................  85,632   2,096,271
  #*Safeguard Scientifics, Inc............................  70,916   1,060,194
    Safety Insurance Group, Inc...........................  72,191   3,881,710
    Salisbury Bancorp, Inc................................     490      14,676
    Sandy Spring Bancorp, Inc.............................  96,957   2,369,629
   #SB Financial Group, Inc...............................   1,320      10,428
  #*Seacoast Banking Corp. of Florida.....................   7,443      17,565
    Selective Insurance Group, Inc........................ 223,494   5,464,428
   *Shore Bancshares, Inc.................................   7,593      60,137
    SI Financial Group, Inc...............................  18,503     209,454
    Sierra Bancorp........................................   2,845      44,894
    Simmons First National Corp. Class A.................. 115,564   3,160,675
    Simplicity Bancorp, Inc...............................   3,677      54,456
   *Southcoast Financial Corp.............................  19,116     105,714
   oSouthern Community Financial.......................... 120,522      26,515
   *Southern First Bancshares, Inc........................  14,863     196,489
   #Southern Missouri Bancorp, Inc........................     931      24,904
   #Southern National Bancorp of Virginia, Inc............   1,185      11,743
   #Southside Bancshares, Inc.............................  29,422     735,256

                                     1206

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *Southwest Bancorp, Inc................................  88,280 $1,320,669
    Southwest Georgia Financial Corp......................     731      7,471
    StanCorp Financial Group, Inc.........................  73,600  3,907,424
    State Auto Financial Corp............................. 163,545  3,319,964
    StellarOne Corp....................................... 110,540  2,341,237
    Sterling Bancorp......................................  31,601    428,194
    Stewart Information Services Corp.....................  47,396  1,465,958
   *Stratus Properties, Inc...............................  42,734    549,132
   *Suffolk Bancorp.......................................  65,680  1,192,092
   *Sun Bancorp, Inc......................................  93,586    310,706
    Susquehanna Bancshares, Inc........................... 699,237  9,299,852
   *Sussex Bancorp........................................   7,441     50,004
   *SWS Group, Inc........................................  81,934    488,327
    Symetra Financial Corp................................ 152,079  2,734,380
    Synovus Financial Corp................................ 841,869  2,803,424
   *Taylor Capital Group, Inc.............................  47,800  1,072,154
   #TCF Financial Corp....................................  43,619    664,754
    Teche Holding Co......................................   3,776    172,299
    Territorial Bancorp, Inc..............................   7,887    179,350
  #*Texas Capital Bancshares, Inc.........................     126      5,732
   #TF Financial Corp.....................................   7,550    204,907
    Thomas Properties Group, Inc.......................... 201,900  1,142,754
    Timberland Bancorp, Inc...............................  59,392    519,086
    Tompkins Financial Corp...............................  14,308    645,720
    Tower Financial Corp..................................   4,978     71,534
    Tower Group International, Ltd........................  83,964  1,836,293
   #TowneBank.............................................  56,678    905,148
    Tree.com, Inc.........................................  31,489    594,827
    Trico Bancshares......................................  20,964    454,080
   #TrustCo Bank Corp.....................................  50,433    299,572
    Trustmark Corp........................................  91,380  2,464,519
   #UMB Financial Corp....................................     600     35,880
    Umpqua Holdings Corp.................................. 534,795  9,005,948
    Unico American Corp...................................  35,600    406,908
    Union First Market Bankshares Corp.................... 106,323  2,349,738
    United Bancshares, Inc................................     190      2,470
   #United Bankshares, Inc................................  42,148  1,193,631
    United Community Bancorp..............................     870      8,909
   *United Community Banks, Inc...........................  51,154    697,229
  #*United Community Financial Corp....................... 272,932  1,260,946
    United Financial Bancorp, Inc.........................  98,506  1,537,679
    United Fire Group, Inc................................ 108,057  2,810,563
   *United Security Bancshares............................   1,460      6,236
    Unity Bancorp, Inc....................................  22,377    175,659
    Universal Insurance Holdings, Inc.....................  36,336    285,601
    Univest Corp. of Pennsylvania.........................  17,100    346,959
    Validus Holdings, Ltd................................. 226,781  8,034,851
   *Vantagesouth Bancshares, Inc..........................   6,446     32,552
    ViewPoint Financial Group, Inc........................  28,419    612,998
   *Virginia Commerce Bancorp, Inc........................ 103,967  1,562,624
    VSB Bancorp, Inc......................................   1,342     14,037
   *Walker & Dunlop, Inc..................................  47,695    879,496
    Washington Banking Co.................................  14,425    209,884

                                     1207

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    Washington Federal, Inc............................... 164,006 $  3,567,130
    Washington Trust Bancorp, Inc.........................  15,979      516,761
   *Waterstone Financial, Inc.............................   5,158       56,119
    Wayne Savings Bancshares, Inc.........................   1,300       13,832
    Webster Financial Corp................................ 204,474    5,569,872
    WesBanco, Inc......................................... 188,064    5,538,485
    West BanCorp., Inc....................................  90,568    1,238,970
   *Western Alliance Bancorp..............................  99,513    1,764,365
    Westfield Financial, Inc.............................. 118,191      822,609
    Wilshire Bancorp, Inc................................. 105,579      928,039
    Wintrust Financial Corp............................... 165,850    6,784,923
    WSFS Financial Corp...................................   5,601      333,428
    WVS Financial Corp....................................   1,304       14,331
   *Yadkin Financial Corp.................................  13,885      216,467
   #Zions BanCorp......................................... 350,678   10,394,096
   *ZipRealty, Inc........................................  93,756      311,270
                                                                   ------------
Total Financials..........................................          784,887,383
                                                                   ------------
Health Care -- (5.4%)
   *Addus HomeCare Corp...................................   8,165      160,361
    Aetna, Inc............................................ 148,969    9,559,341
  #*Affymetrix, Inc....................................... 307,801    1,169,644
   *Albany Molecular Research, Inc........................ 175,487    2,230,440
   *Alere, Inc............................................ 177,374    5,924,292
   *Allied Healthcare Products............................  26,236       64,803
    Almost Family, Inc....................................  12,486      238,857
   *Alphatec Holdings, Inc................................  94,178      216,609
   *AMAG Pharmaceuticals, Inc.............................     954       21,465
  #*Amedisys, Inc.........................................  64,304      804,443
   *American Shared Hospital Services.....................   8,624       25,355
   *AMN Healthcare Services, Inc..........................  66,419      981,673
   *Amsurg Corp........................................... 100,575    3,933,488
    Analogic Corp.........................................   1,361       97,162
  #*AngioDynamics, Inc.................................... 139,840    1,671,088
   *Anika Therapeutics, Inc...............................  68,061    1,368,707
   *Arqule, Inc...........................................   9,978       26,641
  #*Arrhythmia Research Technology, Inc...................   1,132        2,700
   *Astex Pharmaceuticals................................. 120,050      627,861
  #*Baxano Surgical, Inc..................................  75,988      151,216
   *BioScrip, Inc......................................... 195,680    3,179,800
    BioTelemetry, Inc..................................... 104,382      789,128
   *Cambrex Corp.......................................... 172,443    2,526,290
    Cantel Medical Corp................................... 162,405    4,310,229
   *Capital Senior Living Corp............................ 217,840    5,019,034
  #*Celldex Therapeutics, Inc.............................  14,600      299,008
   *Chindex International, Inc............................   1,846       31,604
    Community Health Systems, Inc......................... 220,160   10,140,570
    CONMED Corp........................................... 176,339    5,783,919
    Cooper Cos., Inc. (The)...............................  24,942    3,176,364
   *Cross Country Healthcare, Inc......................... 171,944      969,764
    CryoLife, Inc.........................................  36,076      255,418
  #*Cumberland Pharmaceuticals, Inc.......................  77,782      435,579
   *Cutera, Inc...........................................  72,801      695,250

                                     1208

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Cynosure, Inc. Class A................................  55,221 $ 1,572,688
    Daxor Corp............................................  10,080      72,576
   *Digirad Corp..........................................  50,370     123,910
   *Dynacq Healthcare, Inc................................   6,462         258
   *Emergent Biosolutions, Inc............................  35,922     635,460
    Ensign Group, Inc. (The)..............................  11,311     432,533
   *Enzo Biochem, Inc..................................... 113,761     247,999
   #Enzon Pharmaceuticals, Inc............................  42,900      85,800
   *Exactech, Inc.........................................   4,893     105,640
  #*ExamWorks Group, Inc..................................  18,793     456,294
   *Five Star Quality Care, Inc........................... 138,735     821,311
   *Furiex Pharmaceuticals, Inc...........................   8,033     353,372
   *Gentiva Health Services, Inc.......................... 148,026   1,589,799
   *Greatbatch, Inc....................................... 128,661   4,863,386
   *Hanger, Inc...........................................  26,246     969,002
   *Harvard Bioscience, Inc............................... 148,250     793,137
   *Healthways, Inc....................................... 136,494   2,342,237
   #Hi-Tech Pharmacal Co., Inc............................  14,554     523,071
  #*Hologic, Inc.......................................... 388,373   8,816,067
  #*Idera Pharmaceuticals, Inc............................ 109,983     145,178
   *Infinity Pharmaceuticals, Inc.........................     170       3,601
   #Invacare Corp......................................... 132,909   2,074,709
   *Iridex Corp...........................................  10,837      67,189
    Kewaunee Scientific Corp..............................  10,051     134,683
   *Kindred Healthcare, Inc............................... 169,921   2,609,987
   *Lannett Co., Inc......................................  92,274   1,281,686
  #*LCA-Vision, Inc.......................................  77,642     312,121
    LeMaitre Vascular, Inc................................  69,901     481,618
   *LHC Group, Inc........................................  19,362     444,164
   *LifePoint Hospitals, Inc.............................. 217,915  10,712,701
   *Magellan Health Services, Inc.........................  42,925   2,453,164
  #*Mast Therapeutics, Inc................................  32,596      14,407
    Maxygen, Inc.......................................... 146,832     367,080
   *MedAssets, Inc........................................  55,641   1,211,305
  o*MedCath Corp.......................................... 116,120     159,084
   *Medical Action Industries, Inc........................  84,668     778,099
  #*MediciNova, Inc.......................................  19,847      53,190
   *Merit Medical Systems, Inc............................   2,634      34,611
  #*Metabolix, Inc........................................   1,788       2,932
   *Misonix, Inc..........................................  28,468     146,895
  #*Molina Healthcare, Inc................................ 120,869   4,486,657
   #National Healthcare Corp..............................   3,984     191,352
   *Natus Medical, Inc.................................... 120,320   1,538,893
   *NuVasive, Inc.........................................  11,606     264,849
   #Omnicare, Inc......................................... 312,425  16,492,916
   *Omnicell, Inc.........................................  91,905   1,939,195
   #Owens & Minor, Inc....................................   5,011     180,196
  #*Pacific Biosciences of California, Inc................  45,474     117,778
   *PDI, Inc..............................................  94,402     438,969
   *PharMerica Corp....................................... 150,112   2,197,640
  #*Pozen, Inc............................................  55,562     319,481
  #*Progenics Pharmaceuticals, Inc........................     871       5,217
   *Providence Service Corp. (The)........................  25,273     696,777

                                     1209

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
  #*Repligen Corp......................................... 104,438 $  1,062,134
  #*Rochester Medical Corp................................   6,710       99,174
  #*RTI Biologics, Inc.................................... 235,020      921,278
  #*Sciclone Pharmaceuticals, Inc......................... 190,435    1,192,123
    Select Medical Holdings Corp..........................  39,721      356,297
   *Skilled Healthcare Group, Inc. Class A................  43,376      282,811
  #*Solta Medical, Inc.................................... 137,870      373,628
    Span-America Medical Systems, Inc.....................  12,454      261,409
    STERIS Corp...........................................     100        4,502
   *Strategic Diagnostics, Inc............................  38,143       37,380
   *Sucampo Pharmaceuticals, Inc. Class A.................  36,738      225,204
   *SunLink Health Systems, Inc...........................  12,035        9,135
   *SurModics, Inc........................................  16,234      328,576
   *Symmetry Medical, Inc................................. 168,429    1,467,017
  #*Targacept, Inc........................................  13,373       66,865
   #Teleflex, Inc.........................................  63,027    5,006,235
   *Theragenics Corp...................................... 181,929      371,135
  #*Transcept Pharmaceuticals, Inc........................  46,250      129,962
   *Triple-S Management Corp. Class B.....................  97,966    2,131,740
    Universal American Corp............................... 390,226    4,230,050
    Utah Medical Products, Inc............................   1,047       58,444
   *VCA Antech, Inc.......................................  62,528    1,798,305
  #*ViroPharma, Inc....................................... 339,632   11,656,170
   *WellCare Health Plans, Inc............................   1,609       98,197
   *Wright Medical Group, Inc............................. 110,648    3,033,968
                                                                   ------------
Total Health Care.........................................          179,252,706
                                                                   ------------
Industrials -- (14.0%)
    AAR Corp.............................................. 196,594    4,765,439
    ABM Industries, Inc...................................  23,231      601,683
    Aceto Corp............................................ 186,980    2,901,930
    Acme United Corp......................................   2,042       28,343
   #Acorn Energy, Inc.....................................  15,093      131,007
   *Adept Technology, Inc.................................  52,963      188,019
   *AECOM Technology Corp................................. 213,036    7,221,920
   *Aegion Corp........................................... 136,684    3,119,129
   *AeroCentury Corp......................................   9,884      219,721
  #*Aerovironment, Inc.................................... 101,162    2,287,273
   #AGCO Corp.............................................  14,529      817,256
   *Air Transport Services Group, Inc..................... 244,443    1,632,879
    Aircastle, Ltd........................................ 307,593    5,407,485
    Alamo Group, Inc......................................  66,141    2,756,095
   *Alaska Air Group, Inc.................................  27,618    1,689,393
    Albany International Corp. Class A....................  60,527    2,088,787
   oAllied Defense Group, Inc. (The)......................  24,210      127,103
    Allied Motion Technologies, Inc.......................   1,275        9,155
    Altra Holdings, Inc................................... 126,826    3,163,040
    AMERCO................................................  88,302   14,686,389
  #*Ameresco, Inc. Class A................................   7,158       65,424
   #American Railcar Industries, Inc...................... 107,451    3,860,714
   *American Superconductor Corp..........................   7,795       19,565
   *American Woodmark Corp................................  54,061    1,875,376
    Ampco-Pittsburgh Corp.................................  30,064      578,431

                                     1210

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *AMREP Corp............................................   8,943 $    87,194
   #Apogee Enterprises, Inc............................... 153,531   4,108,490
   #Applied Industrial Technologies, Inc..................  62,545   3,262,347
   *ARC Document Solutions, Inc........................... 116,827     557,265
    Argan, Inc............................................   1,349      21,382
    Arkansas Best Corp.................................... 136,778   2,968,083
  #*Armstrong World Industries, Inc.......................  36,519   1,828,872
   *Arotech Corp..........................................  33,900      46,443
  #*Ascent Solar Technologies, Inc........................  29,094      30,840
    Astec Industries, Inc.................................     500      17,500
   *AT Cross Co. Class A..................................  70,624   1,313,606
   *Atlas Air Worldwide Holdings, Inc..................... 121,398   5,419,207
   *Avalon Holdings Corp. Class A.........................  12,727      46,963
   *Avis Budget Group, Inc................................ 549,560  17,388,078
    Baltic Trading, Ltd...................................   7,141      26,850
   #Barnes Group, Inc.....................................  62,835   2,073,555
    Barrett Business Services, Inc........................  26,591   1,868,284
  #*Beacon Roofing Supply, Inc............................   1,100      44,869
  #*BlueLinx Holdings, Inc................................ 101,135     187,100
    Brady Corp. Class A...................................  63,268   2,104,926
   *Breeze-Eastern Corp...................................  29,140     269,108
   #Briggs & Stratton Corp................................ 171,651   3,475,933
  #*Builders FirstSource, Inc.............................  45,823     270,356
   *CAI International, Inc................................  50,141   1,052,460
  #*Casella Waste Systems, Inc. Class A...................  43,783     208,845
  #*CBIZ, Inc.............................................  69,394     503,800
    CDI Corp.............................................. 122,876   1,932,839
    Ceco Environmental Corp...............................  12,586     168,149
    Celadon Group, Inc.................................... 100,421   2,019,466
   *Chart Industries, Inc.................................   3,825     434,903
    Chicago Rivet & Machine Co............................   1,983      51,558
    CIRCOR International, Inc.............................  59,669   3,133,816
   *Columbus McKinnon Corp................................  53,255   1,178,001
    Comfort Systems USA, Inc..............................  44,162     682,303
    Compx International, Inc..............................   5,744      99,888
  #*Consolidated Graphics, Inc............................  50,671   2,715,459
    Courier Corp..........................................  28,025     434,948
    Covanta Holding Corp.................................. 194,274   4,042,842
   *Covenant Transportation Group, Inc. Class A...........  76,284     488,980
  #*CPI Aerostructures, Inc...............................  27,413     307,300
   *CRA International, Inc................................  44,458     850,926
    Curtiss-Wright Corp................................... 182,346   7,410,541
   *DigitalGlobe, Inc.....................................  37,258   1,207,159
   *Dolan Co. (The).......................................  90,677     230,320
    Douglas Dynamics, Inc.................................  67,044     963,422
   *Ducommun, Inc.........................................  63,364   1,447,234
   *Dycom Industries, Inc................................. 161,441   4,274,958
    Dynamic Materials Corp................................  10,768     208,792
  #*Eagle Bulk Shipping, Inc..............................  71,693     275,301
    Eastern Co. (The).....................................  34,260     572,827
    Ecology and Environment, Inc. Class A.................   7,348      80,167
    Encore Wire Corp...................................... 119,350   4,978,088
  #*Energy Recovery, Inc..................................  24,913     108,870

                                     1211

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Industrials -- (Continued)
   *EnerNOC, Inc..........................................    34,084 $  532,392
    EnerSys, Inc..........................................    72,816  3,853,423
   *Engility Holdings, Inc................................    14,560    474,510
    Ennis, Inc............................................   135,708  2,514,669
  #*EnPro Industries, Inc.................................    74,546  4,236,449
    ESCO Technologies, Inc................................    72,124  2,497,654
   #Espey Manufacturing & Electronics Corp................    13,355    365,927
   *Esterline Technologies Corp...........................   115,761  9,427,576
    Exelis, Inc...........................................   105,803  1,563,768
   *Federal Signal Corp...................................   123,464  1,197,601
   *Flow International Corp...............................   111,230    429,348
   *Franklin Covey Co.....................................    93,603  1,510,752
    FreightCar America, Inc...............................    54,911    999,929
   *Frozen Food Express Industries........................   131,556    274,952
  #*FTI Consulting, Inc...................................   123,320  4,594,903
   *Fuel Tech, Inc........................................    23,411     86,621
   *Furmanite Corp........................................    70,098    525,034
    G&K Services, Inc. Class A............................    89,654  4,734,628
    GATX Corp.............................................   210,036  9,489,426
  #*Genco Shipping & Trading, Ltd.........................   156,362    325,233
   *Gencor Industries, Inc................................    32,703    251,813
    General Cable Corp....................................   180,770  5,697,870
   *Gibraltar Industries, Inc.............................   155,509  2,394,839
    Global Power Equipment Group, Inc.....................     2,000     36,160
   *Goldfield Corp. (The).................................    15,445     33,207
   *GP Strategies Corp....................................    94,414  2,493,474
  #*GrafTech International, Ltd...........................    55,562    417,826
    Granite Construction, Inc.............................   155,442  4,702,120
    Great Lakes Dredge & Dock Corp........................   340,250  2,616,522
   *Greenbrier Cos., Inc..................................   116,098  2,655,161
   #Griffon Corp..........................................   287,471  3,420,905
    H&E Equipment Services, Inc...........................   148,540  3,392,654
    Hardinge, Inc.........................................    76,466  1,209,692
    Harsco Corp...........................................    12,304    316,951
  #*Hawaiian Holdings, Inc................................   151,205  1,155,206
    Heidrick & Struggles International, Inc...............    15,769    242,527
   *Heritage-Crystal Clean, Inc...........................       422      6,558
   *Hill International, Inc...............................    99,231    311,585
  #*Hudson Global, Inc....................................   108,461    257,053
    Huntington Ingalls Industries, Inc....................     7,684    477,791
    Hurco Cos., Inc.......................................    32,961    939,388
   *Huron Consulting Group, Inc...........................     6,141    312,823
    Hyster-Yale Materials Handling, Inc...................    48,502  3,153,115
  #*ICF International, Inc................................    42,742  1,427,155
  #*InnerWorkings, Inc....................................     2,888     33,732
    Innovative Solutions & Support, Inc...................    11,934     92,011
    Insteel Industries, Inc...............................    72,966  1,225,829
   #International Shipholding Corp........................    31,520    861,757
    Intersections, Inc....................................    86,212    834,532
  #*JetBlue Airways Corp.................................. 1,383,605  9,048,777
    Kadant, Inc...........................................    66,032  2,161,888
   #Kaman Corp............................................    18,603    704,310
    KAR Auction Services, Inc.............................    34,924    888,467

                                     1212

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    Kaydon Corp...........................................  15,432 $   448,763
    Kelly Services, Inc. Class A.......................... 158,290   3,097,735
   *Key Technology, Inc...................................  15,076     218,300
    Kforce, Inc...........................................   1,997      33,310
    Kimball International, Inc. Class B................... 137,005   1,505,685
   *Korn/Ferry International..............................  82,134   1,604,077
  #*Kratos Defense & Security Solutions, Inc..............  52,208     351,882
    Lawson Products, Inc..................................  47,145     571,869
   *Layne Christensen Co..................................  91,862   1,780,286
    LB Foster Co. Class A.................................  28,930   1,344,666
  #*LMI Aerospace, Inc....................................  57,594   1,064,913
    LS Starrett Co. (The) Class A.........................  17,861     186,112
    LSI Industries, Inc................................... 111,727     911,692
   *Lydall, Inc........................................... 110,552   1,720,189
    Manpowergroup, Inc....................................  55,050   3,681,193
    Marten Transport, Ltd................................. 243,892   4,185,187
    Mastech Holdings, Inc.................................     407       3,989
    Matson, Inc........................................... 196,521   5,565,475
    McGrath RentCorp......................................  62,106   2,126,509
    Met-Pro Corp..........................................  30,662     418,536
  #*Metalico, Inc......................................... 280,268     406,389
   *Mfri, Inc.............................................  51,844     561,989
    Michael Baker Corp....................................  10,853     438,461
    Miller Industries, Inc................................  61,625   1,022,359
  #*Mobile Mini, Inc...................................... 208,307   7,188,675
   *Moog, Inc. Class A....................................  39,980   2,248,475
   *Moog, Inc. Class B....................................   3,308     187,266
    Mueller Industries, Inc...............................  66,955   3,675,160
    Mueller Water Products, Inc. Class A.................. 318,498   2,465,175
   #Multi-Color Corp......................................  34,223   1,184,458
  #*MYR Group, Inc........................................  70,256   1,517,530
   #National Presto Industries, Inc.......................   1,658     122,924
  #*National Technical Systems, Inc....................... 104,047   1,659,550
   *Navigant Consulting, Inc..............................  87,255   1,170,962
   #NL Industries, Inc....................................  37,233     412,914
    NN, Inc............................................... 139,284   1,713,193
   *Northwest Pipe Co.....................................  60,065   1,789,937
  #*Ocean Power Technologies, Inc.........................  51,668      81,119
   *On Assignment, Inc.................................... 187,664   5,729,382
   *Orbital Sciences Corp.................................  27,441     508,756
   *Orion Energy Systems, Inc.............................  31,442     108,160
   *Orion Marine Group, Inc...............................  21,237     266,949
   *Oshkosh Corp..........................................  74,294   3,329,857
  #*Owens Corning......................................... 367,806  14,524,659
  #*Pacer International, Inc..............................  56,538     349,970
    PAM Transportation Services, Inc......................  60,286     721,623
   *Park-Ohio Holdings Corp...............................   1,185      41,629
   *Patrick Industries, Inc...............................   7,237     180,274
  #*Patriot Transportation Holding, Inc...................  26,146     900,730
   *Pendrell Corp.........................................  13,308      31,939
   *PGT, Inc..............................................  11,654     116,540
    Pike Electric Corp.................................... 117,092   1,429,693
   *Powell Industries, Inc................................  12,732     626,414

                                     1213

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *PowerSecure International, Inc........................  77,807 $ 1,266,698
    Preformed Line Products Co............................  20,440   1,491,098
    Providence and Worcester Railroad Co..................  13,495     234,813
   #Quad/Graphics, Inc....................................  12,660     354,986
   #Quanex Building Products Corp.........................  13,125     223,388
   *Quanta Services, Inc.................................. 100,696   2,699,660
    RCM Technologies, Inc.................................  92,190     499,670
   *Republic Airways Holdings, Inc........................ 254,007   3,487,516
    Resources Connection, Inc.............................  55,446     737,432
   *Roadrunner Transportation Systems, Inc................  24,609     743,930
   *Rush Enterprises, Inc. Class A........................ 206,243   5,139,576
   *Rush Enterprises, Inc. Class B........................  51,902   1,119,526
    Ryder System, Inc..................................... 233,530  14,441,495
   *Saia, Inc............................................. 146,541   4,387,438
    Schawk, Inc........................................... 130,073   1,792,406
    Servotronics, Inc.....................................   6,561      51,602
    SIFCO Industries, Inc.................................  14,049     280,980
    SkyWest, Inc.......................................... 240,109   3,630,448
    SL Industries, Inc....................................  12,775     370,475
   *Sparton Corp..........................................  56,079     996,524
   *Standard Register Co. (The)...........................  16,816      49,944
    Standex International Corp............................  73,367   4,330,854
    Steelcase, Inc. Class A............................... 222,357   3,388,721
   *Sterling Construction Co., Inc........................  42,100     413,422
  #*Supreme Industries, Inc. Class A......................  31,849     178,991
    Sypris Solutions, Inc.................................  27,793      90,049
   #TAL International Group, Inc.......................... 124,481   5,010,360
  #*Tecumseh Products Co. Class A.........................  30,050     344,974
   *Tecumseh Products Co. Class B.........................   7,143      79,502
  #*Terex Corp............................................ 221,495   6,529,673
    Titan International, Inc..............................  49,700     856,828
  #*Titan Machinery, Inc..................................  63,565   1,213,456
    TMS International Corp. Class A.......................   3,450      56,477
  #*TRC Cos., Inc.........................................  83,524     693,249
  #*Trimas Corp........................................... 120,073   4,446,303
   #Trinity Industries, Inc............................... 277,414  10,921,789
    Triumph Group, Inc....................................  68,195   5,350,580
   *Tufco Technologies, Inc...............................   2,746      16,476
   *Tutor Perini Corp..................................... 214,227   4,237,410
    Twin Disc, Inc........................................  42,996   1,074,040
   *Ultralife Corp........................................  40,258     140,098
   *Ultrapetrol Bahamas, Ltd..............................   1,200       3,684
    UniFirst Corp.........................................  54,384   5,330,720
   #United Stationers, Inc................................   1,300      53,807
  #*UniTek Global Services, Inc...........................     300         513
    Universal Forest Products, Inc........................  82,586   3,406,672
   *Universal Power Group, Inc............................   5,390       9,001
   *Universal Security Instruments, Inc...................     793       4,235
  #*Universal Truckload Services, Inc.....................  13,085     360,753
    URS Corp.............................................. 209,771   9,754,351
  #*USA Truck, Inc........................................  62,991     391,174
    UTi Worldwide, Inc....................................  32,703     539,599
   *Versar, Inc...........................................   1,356       7,146

                                     1214

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Viad Corp............................................. 109,627 $  2,636,529
   *Virco Manufacturing Corp..............................  26,552       64,256
   *Volt Information Sciences, Inc........................   2,400       16,800
    VSE Corp..............................................   2,824      122,223
   #Watts Water Technologies, Inc. Class A................ 115,180    6,021,610
   *Willdan Group, Inc....................................  16,551       47,501
   *Willis Lease Finance Corp.............................  36,581      520,913
  #*XPO Logistics, Inc....................................  28,996      709,242
                                                                   ------------
Total Industrials.........................................          464,038,527
                                                                   ------------
Information Technology -- (11.2%)
   *Accelrys, Inc......................................... 164,408    1,435,282
  #*Active Network, Inc. (The)............................  13,276      113,244
   *Acxiom Corp...........................................  10,949      282,156
   *Advanced Energy Industries, Inc.......................  52,822    1,144,125
   *Aeroflex Holding Corp.................................  50,112      376,842
   *Aetrium, Inc..........................................   1,880          883
   *Agilysys, Inc......................................... 117,956    1,367,110
   *Alpha & Omega Semiconductor, Ltd......................  16,887      129,186
    American Software, Inc. Class A.......................  21,841      197,879
   *Amkor Technology, Inc................................. 101,357      427,727
   *Amtech Systems, Inc...................................  47,501      325,382
  #*ANADIGICS, Inc........................................ 304,087      653,787
   *Analysts International Corp...........................  15,261       59,365
   *Anaren, Inc........................................... 110,002    2,575,147
    AOL, Inc.............................................. 205,550    7,572,462
  #*Applied Micro Circuits Corp...........................  53,997      640,944
   *ARRIS Group, Inc...................................... 446,020    6,708,141
   *Arrow Electronics, Inc................................ 351,633   16,052,046
    ASML Holding NV.......................................   5,520      496,248
    Astro-Med, Inc........................................  24,190      275,040
   *ATMI, Inc............................................. 124,492    3,093,626
   *Aviat Networks, Inc................................... 165,868      439,550
   *Avid Technology, Inc.................................. 149,098      888,624
   *Avnet, Inc............................................ 258,322    9,730,990
   #AVX Corp..............................................  89,393    1,143,336
   #Aware, Inc............................................  44,623      220,438
   *Axcelis Technologies, Inc............................. 172,632      376,338
  #*AXT, Inc.............................................. 170,997      478,792
   *Bankrate, Inc.........................................  61,702    1,106,317
    Bel Fuse, Inc. Class A................................  11,057      172,213
    Bel Fuse, Inc. Class B................................  48,330      756,364
   *Benchmark Electronics, Inc............................ 259,534    5,740,892
    Black Box Corp........................................  89,308    2,416,674
  #*Blucora, Inc.......................................... 195,437    3,908,740
   *BroadVision, Inc......................................  19,245      178,978
   *Brocade Communications Systems, Inc................... 596,259    3,971,085
    Brooks Automation, Inc................................ 132,443    1,300,590
   *Bsquare Corp..........................................  33,534       93,560
   *BTU International, Inc................................   7,174       19,728
   *CACI International, Inc. Class A...................... 127,408    8,459,891
   *Calix, Inc............................................  90,209    1,053,641
   *Cascade Microtech, Inc................................  70,739      495,880

                                     1215

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Checkpoint Systems, Inc............................... 123,219 $ 2,119,367
   *CIBER, Inc............................................ 377,800   1,375,192
    Coherent, Inc.........................................  11,994     679,820
    Cohu, Inc............................................. 137,726   1,625,167
   oCommerce One LLC......................................     110          --
    Communications Systems, Inc...........................  41,562     440,557
    Computer Sciences Corp................................  46,973   2,238,733
    Comtech Telecommunications Corp.......................  97,632   2,643,875
    Concurrent Computer Corp..............................  35,360     287,830
   #Convergys Corp........................................ 551,669  10,443,094
   *CoreLogic, Inc........................................ 185,449   5,174,027
  #*Cray, Inc.............................................  66,170   1,533,159
  #*Cree, Inc............................................. 145,790  10,190,721
    CSG Systems International, Inc........................  45,289   1,072,444
    CSP, Inc..............................................   4,766      41,607
    CTS Corp.............................................. 186,239   2,616,658
   *CyberOptics Corp......................................  72,104     431,903
    Daktronics, Inc.......................................  14,204     154,540
   *Datalink Corp.........................................  26,940     350,759
   *Dataram Corp..........................................   3,352      10,425
   *Dealertrack Technologies, Inc.........................   3,100     115,940
   *Digi International, Inc............................... 136,084   1,351,314
   *Digital River, Inc....................................  21,371     363,093
   *Diodes, Inc...........................................  12,942     354,740
   *Dot Hill Systems Corp.................................  28,621      81,284
   *DSP Group, Inc........................................ 119,409     889,597
   *Dynamics Research Corp................................  47,930     269,846
   #EarthLink, Inc........................................ 483,446   3,031,206
   *EchoStar Corp. Class A................................ 130,677   5,221,853
   *Edgewater Technology, Inc.............................  75,244     462,751
    Electro Rent Corp..................................... 121,041   2,164,213
    Electro Scientific Industries, Inc.................... 161,087   1,828,337
   *Electronics for Imaging, Inc.......................... 199,356   5,986,661
  #*Emcore Corp...........................................  45,352     190,932
   *Emulex Corp........................................... 239,279   1,916,625
   *Entegris, Inc.........................................  13,846     131,952
  #*Entropic Communications, Inc..........................  62,665     277,606
    EPIQ Systems, Inc..................................... 139,749   1,818,134
    ePlus, Inc............................................  41,062   2,607,026
   *Euronet Worldwide, Inc................................  82,212   3,026,224
   *Exar Corp............................................. 225,743   2,936,916
   *Extreme Networks...................................... 346,305   1,499,501
   *Fabrinet..............................................   6,373      94,384
  #*Fairchild Semiconductor International, Inc............ 375,794   4,742,520
   *Finisar Corp..........................................  27,316     528,018
   *First Solar, Inc......................................  20,385   1,003,757
   *FormFactor, Inc.......................................  83,457     606,732
    Frequency Electronics, Inc............................  28,958     307,824
   *GigOptix, Inc.........................................   9,792      12,534
  #*Global Cash Access Holdings, Inc......................  11,060      77,309
   *Globecomm Systems, Inc................................ 115,445   1,672,798
  #*GSE Systems, Inc......................................  56,149      99,384
   *GSI Group, Inc........................................  24,195     203,480

                                     1216

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *GSI Technology, Inc................................... 103,525 $   719,499
    Hackett Group, Inc. (The)............................. 218,481   1,214,754
   *Harmonic, Inc......................................... 262,314   2,009,325
   *Hutchinson Technology, Inc............................  74,698     256,214
    IAC/InterActiveCorp................................... 161,827   8,190,064
   *ID Systems, Inc.......................................  60,584     304,132
   *Identive Group, Inc................................... 107,678      82,266
  #*IEC Electronics Corp..................................   4,201      14,241
   *iGO, Inc..............................................   1,278       4,639
   *Ikanos Communications, Inc............................  13,661      17,486
   *Imation Corp.......................................... 116,292     544,247
   *Ingram Micro, Inc. Class A............................ 553,452  12,635,309
   *Innodata, Inc.........................................     600       1,620
   *Insight Enterprises, Inc.............................. 129,662   2,773,470
   *Integrated Device Technology, Inc..................... 409,921   3,693,388
   *Integrated Silicon Solution, Inc...................... 139,849   1,673,993
  #*Intermec, Inc.........................................  19,389     192,533
   *Internap Network Services Corp........................ 258,860   2,109,709
  #*International Rectifier Corp.......................... 179,799   4,334,954
   *Interphase Corp.......................................  36,892     189,625
    Intersil Corp. Class A................................ 445,143   4,544,910
   *Intevac, Inc.......................................... 114,179     727,320
   *IntraLinks Holdings, Inc..............................  42,838     406,961
   *IntriCon Corp.........................................  13,375      51,761
  #*Itron, Inc............................................   4,340     187,141
    IXYS Corp............................................. 108,516   1,219,720
   *Kemet Corp............................................  85,566     373,068
   *Key Tronic Corp.......................................  57,334     650,168
    Keynote Systems, Inc..................................  95,505   1,903,415
  #*Kopin Corp............................................ 237,250     880,197
   *Kulicke & Soffa Industries, Inc....................... 133,288   1,555,471
  #*KVH Industries, Inc...................................  88,639   1,240,060
   *Lattice Semiconductor Corp............................ 311,711   1,608,429
   #Lexmark International, Inc. Class A................... 111,156   4,167,238
   *LGL Group, Inc. (The).................................   9,533      58,723
   *Limelight Networks, Inc............................... 179,797     431,513
  #*LoJack Corp...........................................   5,481      18,252
   *LTX-Credence Corp.....................................  71,028     380,710
   #ManTech International Corp. Class A...................  73,769   2,179,136
    Marchex, Inc. Class B.................................  93,738     571,802
   *Market Leader, Inc....................................  64,356     753,609
    Marvell Technology Group, Ltd......................... 105,572   1,369,269
   *Mattson Technology, Inc...............................  39,855      89,275
   *MaxLinear, Inc. Class A...............................   1,934      13,403
   *Measurement Specialties, Inc..........................  47,749   2,376,945
   *MEMSIC, Inc...........................................  24,996     103,983
    Mentor Graphics Corp.................................. 147,970   3,037,824
  #*Mercury Systems, Inc..................................  91,672     850,716
    Methode Electronics, Inc.............................. 178,393   3,369,844
   *Microsemi Corp........................................  10,800     266,328
    MKS Instruments, Inc.................................. 157,613   4,274,465
   *ModusLink Global Solutions, Inc....................... 205,727     639,811
  #*Monster Worldwide, Inc................................  97,544     557,952

                                     1217

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
  #*MoSys, Inc............................................  31,030 $  127,533
  #*Multi-Fineline Electronix, Inc........................  18,431    278,677
   *Nanometrics, Inc......................................  26,418    405,780
  #*NAPCO Security Technologies, Inc......................  21,296    108,610
  #*Navarre Corp..........................................     300        933
   *NeoPhotonics Corp.....................................     131      1,150
  #*NETGEAR, Inc..........................................   5,600    166,936
   *Newport Corp.......................................... 156,673  2,295,259
   *Novatel Wireless, Inc.................................  98,316    416,860
  #*Numerex Corp. Class A.................................     231      2,495
  #*Oclaro, Inc........................................... 176,592    210,144
   *Official Payments Holdings, Inc....................... 192,013  1,372,893
   *OmniVision Technologies, Inc.......................... 165,740  2,694,932
   *Oplink Communications, Inc............................ 101,264  2,040,470
    Optical Cable Corp....................................  59,643    256,465
   *OSI Systems, Inc......................................  33,655  2,368,975
   *PAR Technology Corp...................................  72,352    303,878
    PC Connection, Inc.................................... 232,056  3,935,670
    PC-Tel, Inc........................................... 102,769    991,721
   *PCM, Inc.............................................. 112,274  1,127,231
    Perceptron, Inc.......................................  78,740    625,196
   *Perficient, Inc.......................................  47,676    650,777
   *Performance Technologies, Inc.........................  67,536     92,862
   *Pericom Semiconductor Corp............................ 212,474  1,625,426
  #*Photronics, Inc....................................... 281,440  2,153,016
   *Planar Systems, Inc...................................  52,408     98,527
  #*Plexus Corp...........................................  18,926    661,842
   *PLX Technology, Inc...................................  48,408    265,276
   *PMC - Sierra, Inc..................................... 369,980  2,443,718
   *Polycom, Inc.......................................... 124,000  1,185,440
   #QAD, Inc. Class B.....................................     465      5,348
   *QLogic Corp...........................................  48,201    530,693
   *Qualstar Corp......................................... 101,200    149,776
   *QuinStreet, Inc.......................................   3,332     31,021
   *Radisys Corp..........................................  98,501    406,809
  #*RealNetworks, Inc..................................... 164,209  1,292,325
   *Reis, Inc.............................................  48,098    885,003
    RF Industries, Ltd....................................  21,697    133,003
    Richardson Electronics, Ltd...........................  77,225    868,009
    Rimage Corp...........................................  17,186    155,018
   *Rofin-Sinar Technologies, Inc.........................  14,617    337,799
   *Rosetta Stone, Inc....................................   6,965    113,808
   *Rovi Corp.............................................  36,170    814,910
  #*Rubicon Technology, Inc...............................  18,192    153,177
  #*Rudolph Technologies, Inc............................. 163,454  2,018,657
   *Sanmina Corp.......................................... 230,171  3,788,615
   *ScanSource, Inc.......................................   4,914    174,988
   *Seachange International, Inc.......................... 223,184  2,629,108
   *Selectica, Inc........................................   1,891     15,922
   *ShoreTel, Inc.........................................  29,480    114,677
   *Sigma Designs, Inc.................................... 150,703    786,670
   *Silicon Graphics International Corp...................   2,251     42,364
   *Silicon Image, Inc.................................... 102,338    586,397

                                     1218

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Smith Micro Software, Inc.............................   7,100 $      8,165
   *SMTC Corp.............................................  15,394       29,249
  #*Sonus Networks, Inc................................... 333,130    1,139,305
   *Spansion, Inc. Class A................................  21,257      250,833
   *SS&C Technologies Holdings, Inc.......................   2,900      103,762
   *StarTek, Inc..........................................  84,732      451,622
   *STEC, Inc.............................................  86,398      584,914
   *SunEdison, Inc........................................ 247,961    2,499,447
  #*SunPower Corp......................................... 185,231    5,121,637
    Supertex, Inc.........................................  18,800      505,344
   *support.com, Inc...................................... 192,020      969,701
   *Sykes Enterprises, Inc................................  68,577    1,204,212
   *Symmetricom, Inc...................................... 266,953    1,372,138
  #*SYNNEX Corp........................................... 188,595    9,339,224
   *Tech Data Corp........................................ 162,918    8,364,210
   *TechTarget, Inc....................................... 110,603      596,150
   *TeleCommunication Systems, Inc. Class A............... 202,360      546,372
   *Telenav, Inc..........................................  12,727       78,017
    Tellabs, Inc.......................................... 346,738      776,693
   #Tessco Technologies, Inc..............................  37,440    1,199,578
    Tessera Technologies, Inc............................. 138,192    2,773,513
    TheStreet, Inc........................................ 179,756      361,310
  #*TriQuint Semiconductor, Inc........................... 593,400    4,741,266
    TSR, Inc..............................................   4,582       14,204
   *TTM Technologies, Inc................................. 326,719    3,018,884
   *Ultra Clean Holdings..................................  15,089      104,567
    United Online, Inc.................................... 406,456    3,300,423
   *UTStarcom Holdings Corp...............................  39,544      109,141
  #*Veeco Instruments, Inc................................   6,045      210,124
  #*Viasystems Group, Inc.................................     871       12,934
   *Vicon Industries, Inc.................................  36,465       95,903
   *Video Display Corp....................................  10,671       40,657
   *Virtusa Corp.......................................... 322,122    8,304,305
  #*Vishay Intertechnology, Inc........................... 479,006    6,892,896
   *Vishay Precision Group, Inc...........................  21,916      355,478
    Wayside Technology Group, Inc.........................     518        6,470
   *Web.com Group, Inc....................................   4,664      121,171
  #*Westell Technologies, Inc. Class A....................  41,799      108,259
   *XO Group, Inc.........................................  37,192      444,816
    Xyratex, Ltd..........................................  72,776      784,525
   *Zygo Corp.............................................  73,990    1,159,423
                                                                   ------------
Total Information Technology..............................          371,048,130
                                                                   ------------
Materials -- (7.9%)
    A Schulman, Inc....................................... 174,907    4,687,508
   *AEP Industries, Inc...................................     128       10,330
  #*AM Castle & Co........................................ 129,401    2,202,405
   *American Biltrite, Inc................................      43       17,802
   *American Pacific Corp.................................  38,017    1,382,678
   #Ashland, Inc.......................................... 200,935   17,449,195
    Axiall Corp...........................................  74,378    3,278,582
    Boise, Inc............................................ 487,961    4,440,445
    Buckeye Technologies, Inc............................. 172,966    6,437,794

                                     1219

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
   #Cabot Corp............................................  62,826 $ 2,577,123
  #*Century Aluminum Co................................... 385,332   3,232,935
    Chase Corp............................................  18,030     500,332
   *Chemtura Corp.........................................  72,421   1,619,334
   *Coeur d'Alene Mines Corp.............................. 272,130   3,649,263
    Commercial Metals Co.................................. 363,461   5,630,011
   *Continental Materials Corp............................   1,419      23,066
   *Core Molding Technologies, Inc........................  23,022     212,493
   #Cytec Industries, Inc.................................  42,183   3,286,056
    Domtar Corp........................................... 123,167   8,561,338
   *Ferro Corp............................................  83,666     546,339
    Friedman Industries, Inc..............................  53,141     523,970
    FutureFuel Corp.......................................  19,577     309,121
  #*General Moly, Inc.....................................  11,448      21,522
  #*Golden Minerals Co....................................  10,005      13,707
   *Graphic Packaging Holding Co.......................... 769,307   6,616,040
    Haynes International, Inc.............................  18,879     908,080
    HB Fuller Co..........................................   5,681     228,092
   *Headwaters, Inc....................................... 273,412   2,578,275
   #Hecla Mining Co....................................... 122,361     395,226
  #*Horsehead Holding Corp................................ 176,347   2,160,251
   #Huntsman Corp......................................... 346,468   6,243,353
    Innospec, Inc.........................................   5,113     219,450
    Kaiser Aluminum Corp..................................  92,915   6,062,704
    KapStone Paper and Packaging Corp..................... 189,352   8,340,956
   #KMG Chemicals, Inc....................................   7,287     164,540
   *Kraton Performance Polymers, Inc......................     250       5,075
   *Landec Corp........................................... 128,844   1,944,256
   *Louisiana-Pacific Corp................................ 670,853  10,908,070
    Materion Corp.........................................  88,993   2,682,249
  #*McEwen Mining, Inc.................................... 141,800     277,928
    MeadWestvaco Corp..................................... 386,074  14,265,434
  #*Mercer International, Inc............................. 186,841   1,292,940
    Minerals Technologies, Inc............................ 106,056   4,878,576
   *Mod-Pac Corp..........................................  17,773     147,960
   #Myers Industries, Inc................................. 180,201   3,508,513
    Neenah Paper, Inc.....................................  52,936   2,094,678
    Noranda Aluminum Holding Corp.........................   1,300       4,043
   *Northern Technologies International Corp..............  20,514     263,400
    Olympic Steel, Inc....................................  76,274   2,124,231
  #*OM Group, Inc......................................... 173,900   5,368,293
  #*OMNOVA Solutions, Inc.................................  21,629     174,330
   *Penford Corp..........................................  60,138     892,448
    PH Glatfelter Co...................................... 220,312   5,831,659
    PolyOne Corp.......................................... 237,288   6,859,996
    Quaker Chemical Corp..................................  43,560   2,873,653
    Reliance Steel & Aluminum Co.......................... 200,657  14,086,121
   *Resolute Forest Products, Inc.........................   1,584      24,172
    Rock Tenn Co. Class A................................. 149,967  17,148,726
  #*RTI International Metals, Inc......................... 150,458   4,611,538
   #Schnitzer Steel Industries, Inc. Class A..............  90,669   2,326,567
    Sealed Air Corp.......................................  32,648     889,332
    Steel Dynamics, Inc................................... 147,220   2,290,743

                                     1220

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
  #*Stillwater Mining Co..................................  66,485 $    804,468
   *SunCoke Energy, Inc................................... 138,710    2,191,618
    Synalloy Corp.........................................  27,564      456,735
  #*Texas Industries, Inc.................................  86,140    5,352,740
   #Tredegar Corp......................................... 169,916    5,099,179
  #*United States Lime & Minerals, Inc....................   2,342      139,677
   #United States Steel Corp.............................. 168,103    2,916,587
  #*Universal Stainless & Alloy Products, Inc.............  44,949    1,159,684
   #Vulcan Materials Co................................... 167,005    7,879,296
   #Wausau Paper Corp..................................... 167,245    1,904,921
    Westlake Chemical Corp................................ 139,602   14,521,400
    Worthington Industries, Inc........................... 168,664    6,033,111
    Zep, Inc..............................................   2,658       34,767
  #*Zoltek Cos., Inc...................................... 155,775    2,169,946
                                                                   ------------
Total Materials...........................................          262,969,376
                                                                   ------------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.........................     400           --
  o*Gerber Scientific, Inc. Escrow Shares................. 182,700           --
  o*Petrocorp, Inc. Escrow Shares.........................   4,900          294
  o*Price Communications Liquidation Trust................ 262,880           --
                                                                   ------------
Total Other...............................................                  294
                                                                   ------------
Telecommunication Services -- (0.6%)
    Alteva................................................  12,429      121,431
    Atlantic Tele-Network, Inc............................   5,482      279,582
   *Cbeyond, Inc..........................................  28,072      237,770
   #Frontier Communications Corp..........................  55,026      239,913
   *General Communication, Inc. Class A................... 156,234    1,382,671
  #*Hawaiian Telcom Holdco, Inc...........................   1,280       35,610
   #HickoryTech Corp......................................  43,317      486,017
    IDT Corp. Class B.....................................  19,608      405,297
    Inteliquent, Inc......................................  83,474      696,173
  #*Iridium Communications, Inc........................... 145,080    1,221,574
  #*Leap Wireless International, Inc...................... 106,992    1,784,627
  #*NII Holdings, Inc.....................................  58,412      419,398
  #*ORBCOMM, Inc..........................................  99,720      480,650
   *Premiere Global Services, Inc.........................  71,808      789,888
    Primus Telecommunications Group, Inc..................  15,347      183,857
    Shenandoah Telecommunications Co......................   1,000       19,270
   #T-Mobile US, Inc......................................  22,346      538,762
    Telephone & Data Systems, Inc......................... 274,975    7,289,587
    United States Cellular Corp...........................  48,815    1,938,444
    USA Mobility, Inc.....................................  38,580      602,620
   *Vonage Holdings Corp..................................  16,168       52,061
                                                                   ------------
Total Telecommunication Services..........................           19,205,202
                                                                   ------------
Utilities -- (0.3%)
    Consolidated Water Co., Ltd...........................  13,053      154,809
  #*Dynegy, Inc...........................................   3,335       69,501
    Genie Energy, Ltd. Class B............................  59,779      616,322
    NRG Energy, Inc....................................... 125,664    3,370,308

                                     1221

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                          SHARES        VALUE+
                                         ---------- --------------
Utilities -- (Continued)
   #Ormat Technologies, Inc.............     33,606 $      773,946
    SJW Corp............................     41,552      1,158,885
  #*Synthesis Energy Systems, Inc.......     39,547         33,219
   #UGI Corp............................     52,539      2,206,113
                                                    --------------
Total Utilities.........................                 8,383,103
                                                    --------------
TOTAL COMMON STOCKS.....................             3,012,596,182
                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value
      Rights............................    315,268             --
 o#*PhotoMedex, Inc. Contingent Value
  Warrants..............................        126             --
  o*Wright Medical Group, Inc.
      Contingent Value Rights...........        500          1,500
TOTAL RIGHTS/WARRANTS...................                     1,500
                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional Liquid
     Reserves...........................  7,895,374      7,895,374
                                                    --------------

                                          SHARES/
                                           FACE
                                          AMOUNT
                                           (000)
                                         ----------
SECURITIES LENDING COLLATERAL -- (8.9%)
  (S)@ DFA Short Term Investment Fund... 25,288,651    292,589,688
                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,133,249,495)^^...............            $3,313,082,744
                                                    ==============

                                     1222

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks...............
   Consumer Discretionary... $  555,814,515           --   --    $  555,814,515
   Consumer Staples.........    133,839,875           --   --       133,839,875
   Energy...................    233,157,071           --   --       233,157,071
   Financials...............    784,860,868 $     26,515   --       784,887,383
   Health Care..............    179,093,622      159,084   --       179,252,706
   Industrials..............    463,911,424      127,103   --       464,038,527
   Information Technology...    371,048,130           --   --       371,048,130
   Materials................    262,969,376           --   --       262,969,376
   Other....................             --          294   --               294
   Telecommunication
     Services...............     19,205,202           --   --        19,205,202
   Utilities................      8,383,103           --   --         8,383,103
Rights/Warrants.............             --        1,500   --             1,500
Temporary Cash Investments..      7,895,374           --   --         7,895,374
Securities Lending
  Collateral................             --  292,589,688   --       292,589,688
                             -------------- ------------   --    --------------
TOTAL....................... $3,020,178,560 $292,904,184   --    $3,313,082,744
                             ============== ============   ==    ==============

                                     1223

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- ----------
COMMON STOCKS -- (84.0%)
Consumer Discretionary -- (14.9%)
   *1-800-Flowers.com, Inc. Class A.......................  68,093 $  448,052
    Aaron's, Inc..........................................  24,212    693,916
  #*Aeropostale, Inc......................................  86,100  1,302,693
   *AFC Enterprises, Inc..................................  45,337  1,668,402
    AH Belo Corp. Class A.................................  46,600    349,500
  #*ALCO Stores, Inc......................................   1,500     21,180
    Ambassadors Group, Inc................................  28,647    104,275
    Amcon Distributing Co.................................     300     23,289
   *America's Car-Mart, Inc...............................  25,524  1,104,679
    American Greetings Corp. Class A......................  38,825    739,228
  #*American Public Education, Inc........................   5,700    225,207
    Ameristar Casinos, Inc................................  37,857  1,002,075
  #*ANN, Inc..............................................  51,700  1,752,113
    Arbitron, Inc.........................................  20,400    937,584
    Arctic Cat, Inc.......................................  28,530  1,570,291
    Ark Restaurants Corp..................................   5,609    118,069
   *Asbury Automotive Group, Inc..........................  46,541  2,273,062
  #*Ascena Retail Group, Inc..............................  52,390  1,000,125
   *Ascent Capital Group, Inc. Class A....................  17,613  1,368,706
   *Ballantyne Strong, Inc................................  38,851    159,289
  #*Bally Technologies, Inc...............................  20,129  1,442,847
   *Barnes & Noble, Inc...................................  74,850  1,336,072
    Bassett Furniture Industries, Inc.....................  26,661    424,710
    Beasley Broadcasting Group, Inc. Class A..............  20,332    163,266
  #*Beazer Homes USA, Inc.................................  35,040    602,338
   #bebe stores, Inc...................................... 148,329    887,007
    Belo Corp. Class A....................................  86,357  1,231,451
    Big 5 Sporting Goods Corp.............................  41,386    838,894
   *Big Lots, Inc.........................................     350     12,645
  #*Biglari Holdings, Inc.................................   2,860  1,191,362
  #*BJ's Restaurants, Inc.................................  36,853  1,313,441
  #*Blue Nile, Inc........................................  12,176    472,794
   #Blyth, Inc............................................  36,641    513,340
   #Bob Evans Farms, Inc..................................  44,644  2,268,808
  #*Body Central Corp.....................................  23,272    280,660
   #Bon-Ton Stores, Inc. (The)............................  33,773    636,959
  #*Books-A-Million, Inc..................................  28,867     71,590
   #Bowl America, Inc. Class A............................   1,400     19,425
  #*Boyd Gaming Corp......................................  69,502    925,072
  #*Bravo Brio Restaurant Group, Inc......................  31,583    516,066
   *Bridgepoint Education, Inc............................  25,871    417,041
    Brown Shoe Co., Inc...................................  82,638  1,964,305
    Brunswick Corp........................................  30,204  1,140,201
   #Buckle, Inc. (The)....................................  33,124  1,854,282
  #*Buffalo Wild Wings, Inc...............................  19,661  2,036,486
   *Build-A-Bear Workshop, Inc............................  39,037    277,553
  #*Cabela's, Inc.........................................  79,425  5,451,732
   *Cache, Inc............................................  38,804    162,977
  #*Caesars Entertainment Corp............................   4,060     65,204
    Callaway Golf Co...................................... 162,347  1,165,651
   *Cambium Learning Group, Inc...........................  47,089     64,041

                                     1224

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
    Canterbury Park Holding Corp..........................   7,639 $   76,925
   *Capella Education Co..................................  14,869    728,730
   *Carmike Cinemas, Inc..................................  29,656    543,298
    Carriage Services, Inc................................  46,003    863,016
   *Carrols Restaurant Group, Inc.........................  61,109    401,486
    Carter's, Inc.........................................  23,400  1,668,888
    Cato Corp. (The) Class A..............................  35,553  1,000,817
  #*Cavco Industries, Inc.................................  15,402    843,876
    CEC Entertainment, Inc................................  21,580    897,512
   *Central European Media Enterprises, Ltd. Class A......     400      1,344
   *Charles & Colvard, Ltd................................   7,705     35,751
   #Cheesecake Factory, Inc. (The)........................  55,611  2,360,131
    Cherokee, Inc.........................................  16,547    214,615
   *Children's Place Retail Stores, Inc. (The)............  29,165  1,576,077
   #Choice Hotels International, Inc......................  35,607  1,480,183
   *Christopher & Banks Corp..............................  37,662    257,608
    Churchill Downs, Inc..................................  21,185  1,720,434
   *Citi Trends, Inc......................................  25,734    362,592
   *Cobra Electronics Corp................................   2,099      5,499
  #*Coldwater Creek, Inc..................................  15,314     40,429
   #Collectors Universe...................................  20,036    322,379
   #Columbia Sportswear Co................................   6,601    425,897
   *Conn's, Inc...........................................  78,720  5,086,886
   #Cooper Tire & Rubber Co...............................  59,616  1,999,521
    Core-Mark Holding Co., Inc............................  28,897  1,810,397
  #*Corinthian Colleges, Inc.............................. 195,882    438,776
   #Cracker Barrel Old Country Store, Inc.................  24,607  2,409,025
  #*Crocs, Inc............................................  92,600  1,265,842
   *Crown Media Holdings, Inc. Class A....................  86,408    256,632
    CSS Industries, Inc...................................  20,525    546,581
    CTC Media, Inc........................................  90,377  1,003,185
    Culp, Inc.............................................  35,956    691,793
  #*Cumulus Media, Inc. Class A...........................  86,653    370,875
   #Dana Holding Corp.....................................     100      2,185
  #*Deckers Outdoor Corp..................................  18,685  1,024,499
  #*dELiA*s, Inc..........................................  21,097     31,645
   *Delta Apparel, Inc....................................   5,459     87,617
    Destination Maternity Corp............................  31,369    942,952
   *Destination XL Group, Inc............................. 114,584    739,067
   #DeVry, Inc............................................  17,172    516,534
  #*Digital Generation, Inc...............................  62,982    488,110
    Dillard's, Inc. Class A...............................  51,751  4,369,337
    DineEquity, Inc.......................................  22,844  1,591,541
   *Dixie Group, Inc. (The)...............................  15,145    136,154
    Domino's Pizza, Inc...................................  54,821  3,430,698
    Dorman Products, Inc..................................  58,084  2,734,595
    Dover Downs Gaming & Entertainment, Inc...............  26,221     38,283
    Dover Motorsports, Inc................................  27,257     71,141
  #*DreamWorks Animation SKG, Inc. Class A................  41,851  1,036,231
   #Drew Industries, Inc..................................  44,007  1,796,806
    DSW, Inc. Class A.....................................  38,341  2,905,864
   #Educational Development Corp..........................   2,842      8,839
    Einstein Noah Restaurant Group, Inc...................  30,560    495,989

                                     1225

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Emerson Radio Corp....................................  37,654 $   65,141
  #*Entercom Communications Corp. Class A.................  40,881    401,043
  #*Entertainment Gaming Asia, Inc........................   3,555      5,866
    Entravision Communications Corp. Class A..............  70,893    403,381
    Escalade, Inc.........................................  10,576     68,215
    Ethan Allen Interiors, Inc............................  39,716  1,206,175
   *EW Scripps Co. Class A................................ 100,095  1,662,578
   *Express, Inc..........................................  41,522    936,321
  #*FAB Universal Corp....................................  15,344     61,529
   *Famous Dave's Of America, Inc.........................  19,657    317,461
   *Federal-Mogul Corp....................................   9,845    153,385
  #*Fiesta Restaurant Group, Inc..........................  47,558  1,500,455
   *Fifth & Pacific Cos., Inc.............................  58,753  1,399,496
   #Finish Line, Inc. (The) Class A.......................  96,347  2,144,684
    Fisher Communications, Inc............................  18,437    755,364
   *Flanigan's Enterprises, Inc...........................   1,877     17,738
   #Flexsteel Industries, Inc.............................   4,929    122,683
    Fred's, Inc. Class A..................................  84,886  1,460,039
    Frisch's Restaurants, Inc.............................   5,471    119,322
  #*Fuel Systems Solutions, Inc...........................  36,926    671,684
   *Full House Resorts, Inc...............................  43,994    128,902
   *Furniture Brands International, Inc...................   6,909     16,236
  #*G-III Apparel Group, Ltd..............................  41,439  2,132,451
   *Gaiam, Inc. Class A...................................  32,505    158,299
    Gaming Partners International Corp....................  20,256    172,379
  #*Geeknet, Inc..........................................   7,936    114,120
  #*Genesco, Inc..........................................  36,236  2,550,290
   *Gentherm, Inc.........................................  45,142    920,897
   *Gordmans Stores, Inc..................................  15,790    220,902
  #*Grand Canyon Education, Inc...........................  35,116  1,187,623
   *Gray Television, Inc.................................. 122,169    954,140
   *Gray Television, Inc. Class A.........................     912      7,004
   #Group 1 Automotive, Inc...............................  38,348  2,791,351
    Guess?, Inc...........................................  14,739    496,410
   *Hallwood Group, Inc. (The)............................   1,645     15,710
    Harte-Hanks, Inc......................................  92,539    884,673
    Hastings Entertainment, Inc...........................   4,292     15,795
    Haverty Furniture Cos., Inc...........................  44,570  1,158,820
    Haverty Furniture Cos., Inc. Class A..................     457     11,759
   *Helen of Troy, Ltd....................................  45,191  1,919,714
  #*hhgregg, Inc..........................................  62,878    986,556
  #*Hibbett Sports, Inc...................................  24,729  1,450,356
    Hillenbrand, Inc......................................  39,477    978,635
   *Hollywood Media Corp..................................  26,966     35,056
    Hooker Furniture Corp.................................  25,088    421,729
    HSN, Inc..............................................   3,000    180,180
  #*Iconix Brand Group, Inc............................... 102,033  3,350,764
   #International Speedway Corp. Class A..................  42,546  1,440,182
   #Interval Leisure Group, Inc...........................  48,477  1,042,740
  #*iRobot Corp...........................................  17,098    597,746
   *Isle of Capri Casinos, Inc............................  62,507    496,306
  #*ITT Educational Services, Inc.........................   8,500    222,955
   *Jack in the Box, Inc..................................  42,100  1,687,789

                                     1226

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   #JAKKS Pacific, Inc....................................  36,577 $  219,828
   *Johnson Outdoors, Inc. Class A........................  16,903    430,519
    Jones Group, Inc. (The)............................... 126,782  2,081,760
  #*Jos A Bank Clothiers, Inc.............................  37,838  1,546,061
   *Journal Communications, Inc. Class A.................. 101,841    932,864
  #*K12, Inc..............................................  25,901    805,521
   #KB Home...............................................  41,700    740,175
   *Kid Brands, Inc.......................................  34,149     55,321
   *Kirkland's, Inc.......................................  46,173    811,721
   *Kona Grill, Inc.......................................  11,087    142,246
    Koss Corp.............................................   8,015     40,957
   *Krispy Kreme Doughnuts, Inc........................... 137,728  2,895,043
    La-Z-Boy, Inc......................................... 116,492  2,414,879
   *Lakeland Industries, Inc..............................  10,138     43,796
  #*LeapFrog Enterprises, Inc............................. 101,530  1,169,626
  #*Learning Tree International, Inc......................  29,551     93,086
  #*Lee Enterprises, Inc..................................  38,034    115,243
   *Libbey, Inc...........................................  36,373    896,958
  #*Life Time Fitness, Inc................................  30,531  1,626,997
    Lifetime Brands, Inc..................................  27,425    410,826
    LIN Media LLC.........................................  80,193  1,295,117
    Lincoln Educational Services Corp.....................  34,135    214,026
    Lithia Motors, Inc. Class A...........................  51,735  3,375,191
   *Live Nation Entertainment, Inc........................ 101,740  1,666,501
    Loral Space & Communications, Inc.....................  16,665  1,041,396
  #*Luby's, Inc...........................................  65,770    528,791
  #*Lumber Liquidators Holdings, Inc......................  29,224  2,829,468
   *M/I Homes, Inc........................................  51,682  1,098,759
    Mac-Gray Corp.........................................  32,445    476,941
   *Madison Square Garden Co. (The) Class A...............  22,099  1,303,178
   *Maidenform Brands, Inc................................  46,909  1,095,794
    Marcus Corp...........................................  41,404    536,182
    Marine Products Corp..................................  57,093    516,121
   *MarineMax, Inc........................................  55,692    647,698
   *Marriott Vacations Worldwide Corp.....................   4,333    190,652
   *Martha Stewart Living Omnimedia Class A...............  71,778    180,163
    Matthews International Corp. Class A..................  25,688    993,612
  #*McClatchy Co. (The) Class A...........................  91,268    283,843
    MDC Holdings, Inc.....................................  40,167  1,270,884
  #*Media General, Inc. Class A...........................  45,073    495,352
    Men's Wearhouse, Inc. (The)...........................  68,501  2,735,245
   #Meredith Corp.........................................  33,176  1,576,524
   *Meritage Homes Corp...................................  43,549  1,971,028
   *Modine Manufacturing Co...............................  65,008    715,088
  #*Monarch Casino & Resort, Inc..........................  36,281    743,760
   #Monro Muffler Brake, Inc..............................  32,229  1,386,169
   *Motorcar Parts of America, Inc........................  28,642    247,753
    Movado Group, Inc.....................................  45,116  1,645,832
   *MTR Gaming Group, Inc.................................  15,246     54,733
   *Multimedia Games Holding Co., Inc.....................  35,732  1,250,263
    NACCO Industries, Inc. Class A........................  14,900    913,817
  #*Nathan's Famous, Inc..................................  14,980    857,755
    National CineMedia, Inc...............................  65,980  1,194,898

                                     1227

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Nautilus, Inc.........................................  79,994 $  702,347
   *New York & Co., Inc................................... 133,063    828,982
  #*New York Times Co. (The) Class A...................... 140,200  1,707,636
    Nexstar Broadcasting Group, Inc. Class A..............  33,220  1,197,249
   *Nobility Homes, Inc...................................   6,093     53,314
    Nutrisystem, Inc......................................  44,937    562,162
   *Office Depot, Inc..................................... 174,163    754,126
    OfficeMax, Inc........................................ 100,418  1,143,761
   *Orbitz Worldwide, Inc................................. 114,587  1,055,346
   *Orient-Express Hotels, Ltd. Class A................... 127,967  1,600,867
  #*Outerwall, Inc........................................  10,200    563,550
   *Overstock.com, Inc....................................  14,611    496,920
   #Oxford Industries, Inc................................  25,494  1,725,179
   *Pacific Sunwear of California, Inc.................... 109,976    489,393
  #*Papa John's International, Inc........................  22,920  1,532,431
   #Penske Automotive Group, Inc..........................  63,948  2,377,587
   *Pep Boys-Manny Moe & Jack (The)....................... 110,758  1,378,937
  #*Perfumania Holdings, Inc..............................   9,679     50,331
    Perry Ellis International, Inc........................  37,717    758,112
   #PetMed Express, Inc...................................  50,778    850,531
    Pier 1 Imports, Inc................................... 103,627  2,435,234
  #*Pinnacle Entertainment, Inc...........................  72,817  1,547,361
   #Pool Corp.............................................  38,044  2,007,962
  #*Quiksilver, Inc....................................... 284,302  1,796,789
  #*RadioShack Corp.......................................  79,625    217,376
   *Reading International, Inc. Class B...................   2,340     15,584
   *Red Lion Hotels Corp..................................  42,183    280,517
   *Red Robin Gourmet Burgers, Inc........................  31,187  1,773,917
   #Regal Entertainment Group Class A.....................  36,762    692,964
   #Regis Corp............................................  81,444  1,414,682
    Rent-A-Center, Inc....................................  49,391  1,975,146
  #*Rentrak Corp..........................................  22,753    488,734
    RG Barry Corp.........................................  29,993    519,779
   *Rick's Cabaret International, Inc.....................  23,683    209,831
    Rocky Brands, Inc.....................................  17,635    304,733
   *Ruby Tuesday, Inc..................................... 152,620  1,117,178
   *rue21, Inc............................................  18,544    774,768
    Ruth's Hospitality Group, Inc.........................  83,996  1,004,592
    Ryland Group, Inc. (The)..............................  43,387  1,754,570
    Saga Communications, Inc. Class A.....................  15,886    823,689
  #*Saks, Inc............................................. 221,647  3,550,785
   #Salem Communications Corp. Class A....................   7,225     54,693
   #Scholastic Corp.......................................  32,401    988,230
   *Scientific Games Corp. Class A........................  88,145  1,201,416
   *Select Comfort Corp...................................  89,608  2,047,543
    Service Corp. International/US........................  17,417    330,400
   *SHFL Entertainment, Inc............................... 106,478  2,422,374
    Shiloh Industries, Inc................................  48,090    616,514
    Shoe Carnival, Inc....................................  48,652  1,299,495
  #*Shutterfly, Inc.......................................  44,735  2,397,349
   #Sinclair Broadcast Group, Inc. Class A................  60,450  1,705,294
   *Skechers U.S.A., Inc. Class A.........................  52,918  1,443,603
   *Skullcandy, Inc.......................................  22,472    124,045

                                     1228

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Skyline Corp..........................................  11,206 $   54,797
    Sonic Automotive, Inc. Class A........................  37,197    823,542
   *Sonic Corp............................................  84,128  1,293,047
   #Sotheby's.............................................  25,482  1,146,690
   *Spanish Broadcasting System, Inc. Class A.............   4,462     15,795
    Spartan Motors, Inc...................................  76,607    464,238
    Speedway Motorsports, Inc.............................  46,260    854,422
   *Sport Chalet, Inc. Class A............................  13,582     19,151
   #Stage Stores, Inc.....................................  44,376  1,107,625
    Standard Motor Products, Inc..........................  51,864  1,783,603
  #*Standard Pacific Corp................................. 189,748  1,552,139
   *Stanley Furniture Co., Inc............................  23,297     80,375
  #*Starz - Liberty Capital...............................  89,401  2,017,781
    Stein Mart, Inc.......................................  89,200  1,246,124
   *Steiner Leisure, Ltd..................................  15,336    888,568
   *Steinway Musical Instruments, Inc.....................  28,170  1,023,979
   *Steven Madden, Ltd....................................  55,010  2,828,614
    Stewart Enterprises, Inc. Class A..................... 121,212  1,592,726
   *Stoneridge, Inc.......................................  56,065    677,265
    Strattec Security Corp................................   5,703    233,481
   #Strayer Education, Inc................................   3,330    147,386
   #Sturm Ruger & Co., Inc................................  31,391  1,596,860
    Superior Industries International, Inc................  57,893  1,054,232
    Superior Uniform Group, Inc...........................   9,036    104,998
    Systemax, Inc.........................................  69,101    665,443
   *Tandy Leather Factory, Inc............................  22,365    196,141
  #*Tempur-Pedic International, Inc.......................  16,600    658,190
   *Tenneco, Inc..........................................  41,414  2,001,539
    Texas Roadhouse, Inc..................................  73,400  1,793,896
   #Thor Industries, Inc..................................  50,891  2,750,659
   *Tile Shop Holdings, Inc...............................   4,897    139,222
   *Tower International, Inc..............................     205      4,574
    Town Sports International Holdings, Inc...............  57,540    726,155
    Trans World Entertainment Corp........................   9,128     45,640
  #*Tuesday Morning Corp..................................  61,719    692,487
   *Unifi, Inc............................................  37,068    850,340
   *Universal Electronics, Inc............................  27,080    834,876
   #Universal Technical Institute, Inc....................  48,808    571,054
  #*UQM Technologies, Inc.................................  43,051     55,966
   *US Auto Parts Network, Inc............................  51,221     61,465
    Vail Resorts, Inc.....................................  33,000  2,210,340
   #Valassis Communications, Inc..........................  71,346  2,042,636
   #Value Line, Inc.......................................   4,536     41,051
   *Valuevision Media, Inc. Class A.......................  67,845    402,321
  #*Vera Bradley, Inc.....................................   8,430    204,343
  #*Vitacost.com, Inc.....................................   9,808     87,487
  #*Vitamin Shoppe, Inc...................................  31,166  1,496,903
  #*VOXX International Corp...............................  48,471    656,782
   *Wells-Gardner Electronics Corp........................  26,612     51,095
   #Wendy's Co. (The)..................................... 314,539  2,236,372
   *West Marine, Inc......................................  52,591    571,138
  #*Wet Seal, Inc. (The) Class A.......................... 145,783    639,987
    Weyco Group, Inc......................................  12,523    342,254

                                     1229

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   #Winmark Corp..........................................   8,419 $    605,326
  #*Winnebago Industries, Inc.............................  58,968    1,410,515
   *WMS Industries, Inc...................................  83,177    2,141,808
   #Wolverine World Wide, Inc.............................  29,253    1,682,340
   #World Wrestling Entertainment, Inc. Class A...........  18,040      191,946
  #*Zagg, Inc.............................................  36,131      163,673
   *Zale Corp.............................................  77,014      714,690
   *Zumiez, Inc...........................................  33,787      931,508
                                                                   ------------
Total Consumer Discretionary..............................          308,437,540
                                                                   ------------
Consumer Staples -- (3.9%)
    Alico, Inc............................................  13,589      622,648
   *Alliance One International, Inc....................... 167,975      639,985
    Andersons, Inc. (The).................................  21,155    1,254,915
    Arden Group, Inc. Class A.............................     199       25,868
    B&G Foods, Inc........................................  65,317    2,275,644
  #*Boston Beer Co., Inc. (The) Class A...................   8,600    1,539,228
  #*Boulder Brands, Inc................................... 133,867    1,728,223
   #Bridgford Foods Corp..................................   6,838       49,712
   #Cal-Maine Foods, Inc..................................  24,900    1,261,932
    Calavo Growers, Inc...................................  27,927      758,497
    CCA Industries, Inc...................................  12,833       44,787
   *Central Garden and Pet Co.............................  27,336      204,747
   *Central Garden and Pet Co. Class A....................  75,319      567,905
  #*Chefs' Warehouse, Inc. (The)..........................     790       15,840
   *Chiquita Brands International, Inc.................... 108,338    1,308,723
    Coca-Cola Bottling Co. Consolidated...................  12,562      802,209
  #*Craft Brew Alliance, Inc..............................  43,879      394,911
  #*Darling International, Inc............................ 105,120    2,133,936
   *Dean Foods Co......................................... 154,791    1,687,222
  #*Diamond Foods, Inc....................................  19,820      404,130
  #*Dole Food Co., Inc....................................  93,411    1,205,002
  #*Elizabeth Arden, Inc..................................  41,267    1,694,423
   *Farmer Bros Co........................................  26,782      426,637
    Fresh Del Monte Produce, Inc..........................  82,736    2,324,054
    Golden Enterprises, Inc...............................   3,061       10,805
    Griffin Land & Nurseries, Inc.........................   2,305       73,345
  #*Hain Celestial Group, Inc. (The)......................  53,402    3,896,210
    Harris Teeter Supermarkets, Inc.......................  21,885    1,076,304
    Ingles Markets, Inc. Class A..........................  31,886      907,476
    Inter Parfums, Inc....................................  63,168    2,083,281
  #*Inventure Foods, Inc..................................   3,982       35,320
    J&J Snack Foods Corp..................................  22,538    1,795,828
    John B Sanfilippo & Son, Inc..........................  17,297      373,269
   #Lancaster Colony Corp.................................  17,945    1,489,973
   #Lifeway Foods, Inc....................................  28,187      498,346
    Limoneira Co..........................................     105        2,356
   *Mannatech, Inc........................................   3,043       40,654
  #*Medifast, Inc.........................................  34,611      946,265
    MGP Ingredients, Inc..................................  41,536      232,186
    Nash Finch Co.........................................  25,301      593,308
    National Beverage Corp................................  81,150    1,442,847
   *Natural Alternatives International, Inc...............  17,104       83,639

                                     1230

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (Continued)
    Nu Skin Enterprises, Inc. Class A.....................  12,563 $ 1,050,769
    Nutraceutical International Corp......................  26,269     583,697
   #Oil-Dri Corp. of America..............................  12,831     408,796
  #*Omega Protein Corp....................................  48,285     404,145
    Orchids Paper Products Co.............................     810      21,967
   *Overhill Farms, Inc...................................  36,970     184,111
   *Pantry, Inc. (The)....................................  53,734     668,988
   *Pilgrim's Pride Corp.................................. 185,569   3,084,157
   *Post Holdings, Inc....................................  44,272   2,053,778
   *Prestige Brands Holdings, Inc......................... 110,081   3,732,847
   #Pricesmart, Inc.......................................  28,537   2,597,723
    Reliv International, Inc..............................  25,871      94,688
   *Revlon, Inc. Class A..................................  77,452   1,943,271
   *Rite Aid Corp.........................................  13,864      41,592
    Rocky Mountain Chocolate Factory, Inc.................  12,843     171,326
    Sanderson Farms, Inc..................................  25,478   1,799,766
    Seaboard Corp.........................................      99     279,180
   *Seneca Foods Corp. Class A............................  21,308     748,976
   *Seneca Foods Corp. Class B............................   1,443      50,635
   #Snyders-Lance, Inc....................................  77,538   2,454,078
    Spartan Stores, Inc...................................  49,847     980,490
    Spectrum Brands Holdings, Inc.........................  43,525   2,455,681
  #*Susser Holdings Corp..................................  41,279   2,134,950
   *Tofutti Brands, Inc...................................   7,749      11,701
   #Tootsie Roll Industries, Inc..........................  39,779   1,346,917
  #*TreeHouse Foods, Inc..................................  33,360   2,368,226
   *United Natural Foods, Inc.............................  10,825     634,345
    United-Guardian, Inc..................................  13,162     365,246
   #Universal Corp........................................  33,750   2,068,875
  #*USANA Health Sciences, Inc............................  26,952   2,226,774
   #Vector Group, Ltd.....................................  50,412     839,360
    Village Super Market, Inc. Class A....................  10,450     385,083
    WD-40 Co..............................................  13,602     782,251
   #Weis Markets, Inc.....................................  31,449   1,579,369
  #*WhiteWave Foods Co. Class A...........................  39,539     738,984
   *WhiteWave Foods Co. Class B...........................  56,312   1,040,646
                                                                   -----------
Total Consumer Staples....................................          81,285,978
                                                                   -----------
Energy -- (4.2%)
   #Adams Resources & Energy, Inc.........................   9,276     620,286
    Alon USA Energy, Inc..................................  82,924   1,132,742
  #*Alpha Natural Resources, Inc..........................  54,983     299,108
  #*Approach Resources, Inc...............................  46,357   1,227,997
   #Arch Coal, Inc........................................  50,938     198,658
   *Atwood Oceanics, Inc..................................  24,352   1,371,992
   *Barnwell Industries, Inc..............................   8,064      28,547
   *Basic Energy Services, Inc............................  78,242     895,088
    Berry Petroleum Co. Class A...........................  44,765   1,815,221
  #*Bill Barrett Corp.....................................  28,527     639,575
  #*BioFuel Energy Corp...................................      31         120
    Bolt Technology Corp..................................  23,475     425,602
   *Bonanza Creek Energy, Inc.............................   4,448     181,212
  #*BPZ Resources, Inc.................................... 217,187     523,421

                                     1231

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Energy -- (Continued)
    Bristow Group, Inc....................................  50,275 $3,419,203
  #*C&J Energy Services, Inc..............................  19,324    373,919
  #*Cal Dive International, Inc........................... 136,718    267,967
  #*Callon Petroleum Co...................................  84,235    336,940
   #CARBO Ceramics, Inc...................................  18,738  1,646,321
   *Carrizo Oil & Gas, Inc................................  41,407  1,311,360
   *Clayton Williams Energy, Inc..........................  17,125    974,926
  #*Clean Energy Fuels Corp...............................  89,736  1,158,492
   *Cloud Peak Energy, Inc................................  42,323    678,438
    Comstock Resources, Inc...............................  37,586    630,317
    Contango Oil & Gas Co.................................  23,999    927,801
   *Crimson Exploration, Inc..............................  86,361    277,219
    Crosstex Energy, Inc..................................  91,637  1,840,987
   *Dawson Geophysical Co.................................  17,660    637,173
    Delek US Holdings, Inc................................  73,167  2,213,302
    DHT Holdings, Inc.....................................   9,072     42,185
   *Double Eagle Petroleum Co.............................  29,317    102,316
   *Emerald Oil, Inc......................................  65,274    469,973
  #*Endeavour International Corp..........................  79,630    339,224
   *ENGlobal Corp.........................................  61,009     59,435
   *EPL Oil & Gas, Inc....................................  60,632  1,949,925
   *Era Group, Inc........................................  16,453    401,289
   *Evolution Petroleum Corp..............................  16,274    201,309
   #EXCO Resources, Inc...................................  75,585    655,322
   *Exterran Holdings, Inc................................  71,583  2,272,760
  #*FieldPoint Petroleum Corp.............................  18,199     77,164
  #*Geospace Technologies Corp............................  18,343  1,364,903
  #*Gevo, Inc.............................................  11,048     20,328
  #*Global Geophysical Services, Inc......................  80,488    353,342
   *Green Plains Renewable Energy, Inc....................  69,992  1,159,068
    Gulf Island Fabrication, Inc..........................  34,046    841,958
    Gulfmark Offshore, Inc. Class A.......................  34,065  1,677,701
   *Gulfport Energy Corp..................................  47,045  2,502,794
  #*Halcon Resources Corp.................................  74,911    410,512
   *Harvest Natural Resources, Inc........................ 108,597    447,420
  #*Helix Energy Solutions Group, Inc..................... 116,043  2,944,011
   *Hercules Offshore, Inc................................ 242,670  1,674,423
   *HKN, Inc..............................................     853     59,710
   *Hornbeck Offshore Services, Inc.......................  54,244  2,872,220
   *Houston American Energy Corp..........................  24,635      7,908
  #*ION Geophysical Corp.................................. 288,212  1,772,504
  #*James River Coal Co...................................  61,725    122,215
    Knightsbridge Tankers, Ltd............................   1,700     13,022
  #*Lucas Energy, Inc.....................................  35,619     48,442
  #*Magnum Hunter Resources Corp.......................... 201,752    772,710
   *Matador Resources Co..................................  27,730    363,263
   *Matrix Service Co.....................................  58,932    934,072
  #*Mexco Energy Corp.....................................   2,735     15,220
  #*Miller Energy Resources, Inc..........................   5,451     27,200
   *Mitcham Industries, Inc...............................  29,489    499,249
   *Natural Gas Services Group, Inc.......................  27,719    674,958
  #*Newpark Resources, Inc................................ 152,274  1,742,015
   #Nordic American Tankers, Ltd..........................  13,085    124,046

                                     1232

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
  #*Northern Oil and Gas, Inc.............................  56,460 $   745,837
  #*Nuverra Environmental Solutions, Inc.................. 201,195     593,525
  #*Overseas Shipholding Group, Inc.......................  31,716     128,450
    Panhandle Oil and Gas, Inc. Class A...................  14,883     442,918
   *Parker Drilling Co.................................... 200,975   1,219,918
   *PDC Energy, Inc.......................................  36,400   2,007,460
  #*Penn Virginia Corp....................................  86,542     436,172
   *PetroQuest Energy, Inc................................ 101,509     456,790
  #*PHI, Inc. (69336T106).................................     200       7,100
  #*PHI, Inc. (69336T205).................................  28,808   1,014,042
   *Pioneer Energy Services Corp.......................... 122,342     829,479
  #*PostRock Energy Corp..................................  18,924      34,820
   *Pyramid Oil Co........................................  12,084      54,015
   *Renewable Energy Group, Inc...........................  18,859     293,823
   #Rentech, Inc.......................................... 455,209     974,147
   *REX American Resources Corp...........................  18,425     670,486
  #*Rex Energy Corp.......................................  78,455   1,505,551
   *RigNet, Inc...........................................   2,184      59,623
   *Rosetta Resources, Inc................................  10,594     483,192
   #RPC, Inc..............................................  43,285     619,841
    SEACOR Holdings, Inc..................................  16,453   1,440,625
    SemGroup Corp. Class A................................  31,955   1,803,540
   #Ship Finance International, Ltd.......................  64,415   1,036,437
   *Stone Energy Corp.....................................  42,988   1,047,188
  #*Swift Energy Co.......................................  48,685     620,247
   *Synergy Resources Corp................................  75,826     587,651
    Targa Resources Corp..................................   9,084     619,256
   *Tesco Corp............................................  23,679     313,510
   *TETRA Technologies, Inc...............................  73,053     739,296
    TGC Industries, Inc...................................  54,640     490,121
  #*Triangle Petroleum Corp............................... 100,894     716,347
   *Unit Corp.............................................      90       4,057
  #*Uranium Energy Corp...................................  14,078      32,520
  #*USEC, Inc.............................................   4,871      95,520
   *Vaalco Energy, Inc.................................... 135,512     840,174
  #*Verenium Corp.........................................  10,161      22,151
   #W&T Offshore, Inc.....................................  49,464     805,769
   *Warren Resources, Inc................................. 140,793     404,076
   #Western Refining, Inc................................. 194,387   5,856,880
   *Westmoreland Coal Co..................................  11,602     148,158
   *Willbros Group, Inc................................... 118,731     852,489
   #World Fuel Services Corp..............................  10,400     402,896
                                                                   -----------
Total Energy..............................................          87,526,147
                                                                   -----------
Financials -- (16.6%)
   *1st Constitution Bancorp..............................     155       1,486
    1st Source Corp.......................................  50,517   1,378,104
    1st United Bancorp Inc/Boca Raton.....................  31,784     247,280
   #Access National Corp..................................   6,930     105,544
   *Alexander & Baldwin, Inc..............................  36,714   1,626,063
    Alliance Bancorp, Inc. of Pennsylvania................   1,066      15,755
  #*Altisource Asset Management Corp......................   2,193     736,848
  #*Altisource Portfolio Solutions SA.....................  21,934   2,704,682

                                     1233

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *Altisource Residential Corp...........................   7,311 $  140,152
   #American Equity Investment Life Holding Co............  81,431  1,482,044
   *American Independence Corp............................   5,414     41,580
    American National Bankshares, Inc.....................   3,612     86,110
    American National Insurance Co........................     227     25,537
   *American River Bankshares.............................   7,219     64,249
   *American Safety Insurance Holdings, Ltd...............  26,186    784,533
   *Ameris Bancorp........................................  56,620  1,089,935
    AMERISAFE, Inc........................................  45,008  1,608,136
    AmeriServ Financial, Inc..............................  63,591    188,865
   #Amtrust Financial Services, Inc.......................  73,154  3,045,401
    Argo Group International Holdings, Ltd................  43,259  1,931,514
   #Arrow Financial Corp..................................  28,349    746,713
    Aspen Insurance Holdings, Ltd.........................   5,565    208,632
    Associated Banc-Corp..................................  19,672    333,244
    Asta Funding, Inc.....................................  33,832    298,060
    Astoria Financial Corp................................  97,166  1,185,425
    Atlantic American Corp................................   4,900     19,012
   *Atlantic Coast Financial Corp.........................   2,444     11,756
  #*Atlanticus Holdings Corp..............................  27,579    104,800
    Auburn National BanCorp., Inc.........................     300      6,744
   *AV Homes, Inc.........................................  17,502    282,657
    Baldwin & Lyons, Inc. Class A.........................     550     14,482
    Baldwin & Lyons, Inc. Class B.........................  21,833    583,159
    Banc of California, Inc...............................  16,705    245,898
    Bancfirst Corp........................................  21,245  1,110,689
    Bancorp of New Jersey, Inc............................     159      2,425
   *Bancorp, Inc..........................................  79,467  1,192,005
   #BancorpSouth, Inc..................................... 103,736  2,038,412
    Bank Mutual Corp......................................  47,193    293,069
    Bank of Commerce Holdings.............................     400      2,112
   #Bank of Hawaii Corp...................................  25,650  1,427,166
    Bank of Kentucky Financial Corp.......................   2,075     56,959
    Bank of the Ozarks, Inc...............................  40,520  1,936,046
   #BankFinancial Corp....................................  40,419    347,603
    Banner Corp...........................................  45,109  1,672,642
    Bar Harbor Bankshares.................................   4,230    166,070
    BBCN Bancorp, Inc..................................... 120,990  1,767,664
   *BBX Capital Corp. Class A.............................     846     12,005
    BCB Bancorp, Inc......................................   3,171     33,391
   *Beneficial Mutual Bancorp, Inc........................  83,160    716,839
    Berkshire Bancorp, Inc................................     150      1,266
    Berkshire Hills Bancorp, Inc..........................  45,660  1,191,726
    BGC Partners, Inc. Class A............................  29,132    182,949
  #*BofI Holding, Inc.....................................  26,229  1,422,923
    Boston Private Financial Holdings, Inc................ 191,899  2,120,484
   #Bridge Bancorp, Inc...................................   2,572     55,144
   *Bridge Capital Holdings...............................   4,827     79,597
    Brookline Bancorp, Inc................................ 157,482  1,552,773
    Bryn Mawr Bank Corp...................................  27,745    775,750
    C&F Financial Corp....................................     200     10,808
    Calamos Asset Management, Inc. Class A................  43,914    467,684
   #California First National Bancorp.....................   3,097     53,547

                                     1234

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *Camco Financial Corp..................................     750 $    3,255
    Camden National Corp..................................  17,269    671,937
   *Capital Bank Financial Corp. Class A..................     803     15,337
  #*Capital City Bank Group, Inc..........................  25,122    314,527
    Capital Properties, Inc. Class A......................     550      4,268
    Capital Southwest Corp................................   7,088  1,027,618
    CapitalSource, Inc.................................... 302,900  3,665,090
    Capitol Federal Financial, Inc........................  80,743  1,018,169
   #Cardinal Financial Corp...............................  69,430  1,135,875
   #Cash America International, Inc.......................  33,597  1,411,074
    Cathay General Bancorp................................ 154,992  3,682,610
    Center Bancorp, Inc...................................  37,010    557,741
    Centerstate Banks, Inc................................  34,342    338,612
  #*Central Pacific Financial Corp........................  20,663    384,125
    Century Bancorp, Inc. Class A.........................   1,209     43,004
    CFS Bancorp, Inc......................................   7,141     85,264
    Chemical Financial Corp...............................  42,419  1,266,631
    Chicopee Bancorp, Inc.................................   2,287     39,862
    Citizens Community Bancorp, Inc.......................  17,782    134,254
    Citizens Holding Co...................................     592     10,508
   *Citizens, Inc......................................... 118,923    849,110
   #City Holding Co.......................................  36,618  1,620,713
   #CKX Lands, Inc........................................     702     10,011
    Clifton Savings Bancorp, Inc..........................  54,704    681,065
    CNB Financial Corp....................................  12,161    217,439
    CNO Financial Group, Inc.............................. 336,171  4,800,522
    CoBiz Financial, Inc..................................  86,050    863,942
    Codorus Valley Bancorp, Inc...........................   1,579     28,611
    Cohen & Steers, Inc...................................   4,311    148,169
   *Colonial Financial Services, Inc......................   4,279     60,912
   *Colony Bankcorp, Inc..................................   1,629     11,794
    Columbia Banking System, Inc..........................  53,432  1,334,731
    Commercial National Financial Corp....................     700     14,945
   #Community Bank System, Inc............................  47,973  1,609,014
    Community Trust Bancorp, Inc..........................  38,192  1,521,951
   *Community West Bancshares.............................   1,200      6,762
   *CommunityOne Bancorp..................................      48        408
    Consolidated-Tomoka Land Co...........................  12,875    500,194
   *Consumer Portfolio Services, Inc......................  25,083    163,039
   *Cowen Group, Inc. Class A............................. 183,738    593,474
    Crawford & Co. Class A................................  62,652    412,877
   #Crawford & Co. Class B................................  49,714    390,752
   *Credit Acceptance Corp................................  16,704  1,879,033
    CVB Financial Corp.................................... 121,465  1,589,977
  #*DFC Global Corp.......................................  38,875    602,174
   #Diamond Hill Investment Group, Inc....................   5,637    583,599
    Dime Community Bancshares, Inc........................  76,658  1,345,348
    Donegal Group, Inc. Class A...........................  46,744    642,730
    Donegal Group, Inc. Class B...........................     870     20,619
   *Doral Financial Corp..................................      80      1,918
    Eastern Insurance Holdings, Inc.......................  23,052    450,206
   *Eastern Virginia Bankshares, Inc......................     822      4,891
  #*eHealth, Inc..........................................  53,786  1,653,382

                                     1235

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    EMC Insurance Group, Inc..............................  28,550 $  827,950
    Employers Holdings, Inc...............................  54,613  1,435,776
  #*Encore Capital Group, Inc.............................  47,727  1,854,671
    Endurance Specialty Holdings, Ltd.....................  57,521  3,027,330
   *Enstar Group, Ltd.....................................  15,007  2,156,206
   #Enterprise Bancorp, Inc...............................   2,244     45,127
    Enterprise Financial Services Corp....................  43,079    798,254
    ESB Financial Corp....................................   7,246     94,995
    ESSA Bancorp, Inc.....................................  31,805    360,987
    Evans Bancorp, Inc....................................   1,635     31,899
   #Evercore Partners, Inc. Class A.......................  24,438  1,158,850
   *Ezcorp, Inc. Class A..................................  46,230    835,838
    FBL Financial Group, Inc. Class A.....................  40,672  1,798,923
    Federal Agricultural Mortgage Corp. Class A...........   1,115     32,318
    Federal Agricultural Mortgage Corp. Class C...........  23,362    726,325
   #Federated Investors, Inc. Class B.....................  65,759  1,908,984
    Federated National Holding Co.........................  16,268    165,771
    Fidelity Southern Corp................................  23,987    370,364
    Financial Institutions, Inc...........................  26,721    537,894
   *First Acceptance Corp................................. 124,814    229,658
    First American Financial Corp......................... 131,159  2,981,244
  #*First BanCorp.........................................   7,270     54,743
    First Bancorp.........................................  28,801    455,920
    First Bancorp, Inc....................................   3,301     59,088
   *First Bancshares, Inc. (318687100)....................     400      3,108
    First Bancshares, Inc. (318916103)....................     300      3,750
   #First Busey Corp...................................... 149,485    745,930
    First Business Financial Services, Inc................     700     23,051
  #*First Cash Financial Services, Inc....................  34,162  1,824,251
   #First Commonwealth Financial Corp..................... 139,672  1,048,937
    First Community Bancshares, Inc.......................  37,579    599,761
   #First Connecticut Bancorp Inc/Farmington..............   1,466     21,990
    First Defiance Financial Corp.........................  24,297    641,441
   *First Federal Bancshares of Arkansas, Inc.............     396      3,901
   *First Federal of Northern Michigan Bancorp, Inc.......   2,000      8,740
    First Financial Bancorp...............................  74,874  1,206,220
   #First Financial Bankshares, Inc.......................  31,279  1,928,350
    First Financial Corp..................................  32,291  1,070,770
    First Financial Holdings, Inc.........................  45,384  2,516,112
   #First Financial Northwest, Inc........................  33,971    362,131
   *First Financial Service Corp..........................     156        560
   #First Horizon National Corp...........................   8,899    109,725
    First Interstate Bancsystem, Inc......................  13,961    329,061
    First M&F Corp........................................     911     16,152
  #*First Marblehead Corp. (The)..........................  40,344     68,585
    First Merchants Corp..................................  66,495  1,244,786
    First Midwest Bancorp, Inc............................  96,064  1,466,897
   *First South Bancorp, Inc..............................  17,129    112,538
   *First United Corp.....................................     500      3,760
    First West Virginia Bancorp...........................     449      7,588
   #FirstMerit Corp....................................... 140,178  3,142,791
  #*Flagstar Bancorp, Inc.................................   5,592     91,709
    Flushing Financial Corp...............................  75,448  1,430,494

                                     1236

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    FNB Corp.............................................. 192,126 $2,428,473
  #*Forestar Group, Inc...................................  56,829  1,228,075
   *Fortegra Financial Corp...............................     329      2,221
    Fox Chase Bancorp, Inc................................  33,410    585,343
    Franklin Financial Corp...............................   1,732     31,644
   #Fulton Financial Corp.................................  65,184    820,667
   #FXCM, Inc. Class A....................................  45,532    751,278
   #GAMCO Investors, Inc. Class A.........................   4,608    259,937
    Geo Group, Inc. (The).................................  84,109  2,920,264
   #German American Bancorp, Inc..........................  29,938    828,384
    GFI Group, Inc........................................ 196,555    786,220
    Glacier Bancorp, Inc..................................  89,278  2,173,027
  #*Gleacher & Co., Inc...................................   1,987     26,884
   *Global Indemnity P.L.C................................  23,251    604,061
    Great Southern Bancorp, Inc...........................  30,592    893,286
  #*Green Dot Corp. Class A...............................  47,050  1,095,324
   #Greenhill & Co., Inc..................................  19,644    988,879
  #*Greenlight Capital Re, Ltd. Class A...................  38,315  1,013,049
    Guaranty Bancorp......................................   8,051    100,960
   *Guaranty Federal Bancshares, Inc......................   3,766     48,092
   *Hallmark Financial Services, Inc......................  45,993    449,352
    Hampden Bancorp, Inc..................................   7,411    115,537
   *Hanmi Financial Corp..................................  70,894  1,205,198
    Hanover Insurance Group, Inc. (The)...................  45,644  2,457,017
   #Harleysville Savings Financial Corp...................     101      1,929
   *Harris & Harris Group, Inc............................  78,637    245,347
    Hawthorn Bancshares, Inc..............................   1,740     22,810
   #HCI Group, Inc........................................  26,212    956,738
    Heartland Financial USA, Inc..........................  36,242  1,014,776
   *Heritage Commerce Corp................................  30,889    227,034
    Heritage Financial Corp...............................  16,283    258,737
    Heritage Financial Group, Inc.........................  22,052    422,075
    HF Financial Corp.....................................   2,659     35,710
    HFF, Inc. Class A.....................................  61,197  1,285,137
   *Hilltop Holdings, Inc................................. 122,727  2,090,041
    Hingham Institution for Savings.......................     559     40,175
   *HMN Financial, Inc....................................   2,746     20,101
   *Home Bancorp, Inc.....................................   1,082     19,746
   #Home BancShares, Inc..................................  84,726  2,314,714
    Home Federal Bancorp, Inc.............................  38,027    533,139
    HopFed Bancorp, Inc...................................   7,718     85,747
   #Horace Mann Educators Corp............................  75,428  2,137,630
    Horizon Bancorp.......................................   1,881     45,088
   #Hudson Valley Holding Corp............................  12,960    268,531
   #Iberiabank Corp.......................................  43,346  2,548,745
   *ICG Group, Inc........................................  81,802    992,258
   *Imperial Holdings, Inc................................   1,300      9,633
    Independence Holding Co...............................  36,356    510,075
   #Independent Bank Corp. (453836108)....................  40,899  1,523,079
   *Independent Bank Corp. (453838609)....................  21,971    171,374
    Infinity Property & Casualty Corp.....................  17,124  1,113,231
    Interactive Brokers Group, Inc. Class A...............  58,473    947,263
    International Bancshares Corp.........................  73,801  1,786,722

                                     1237

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *Intervest Bancshares Corp. Class A....................  12,149 $   89,903
  #*INTL. FCStone, Inc....................................  39,622    733,403
   *Investment Technology Group, Inc......................  50,219    713,612
    Investors Bancorp, Inc................................ 123,487  2,741,411
   *Investors Capital Holdings, Ltd.......................   1,464      6,983
   #Investors Title Co....................................     934     69,648
   #Janus Capital Group, Inc.............................. 211,524  1,981,980
    JMP Group, Inc........................................  50,429    358,046
   *KCG Holdings, Inc. Class A............................  11,929    109,985
  #*Kearny Financial Corp.................................  60,876    630,675
    Kemper Corp...........................................  64,373  2,249,836
   #Kennedy-Wilson Holdings, Inc..........................  27,787    475,158
    Kentucky First Federal Bancorp........................   3,402     29,223
    Lake Shore Bancorp, Inc...............................     338      3,961
    Lakeland Bancorp, Inc.................................  75,547    849,148
    Lakeland Financial Corp...............................  40,257  1,270,108
    Landmark Bancorp Inc/Manhattan........................   2,343     48,008
   #Life Partners Holdings, Inc...........................  10,604     27,782
    LNB Bancorp, Inc......................................  12,718    115,479
   *Louisiana Bancorp Inc/Metaire.........................   8,396    152,975
  #*Macatawa Bank Corp....................................  58,219    302,157
   *Magyar Bancorp, Inc...................................     809      4,846
    Maiden Holdings, Ltd..................................  83,288  1,012,782
    MainSource Financial Group, Inc.......................  46,307    669,599
    Manning & Napier, Inc.................................   9,255    166,127
    MarketAxess Holdings, Inc.............................  48,452  2,504,968
    Marlin Business Services Corp.........................  30,789    704,452
    Mayflower Bancorp, Inc................................     100      1,968
    MB Financial, Inc.....................................  70,116  2,017,938
  #*MBIA, Inc............................................. 203,899  2,752,636
   *MBT Financial Corp....................................  28,351    112,270
    MCG Capital Corp...................................... 171,277    940,311
   #Meadowbrook Insurance Group, Inc...................... 103,080    782,377
    Medallion Financial Corp..............................  47,750    720,547
    Mercantile Bank Corp..................................  12,831    256,235
    Merchants Bancshares, Inc.............................  14,947    463,955
    Mercury General Corp..................................   1,485     65,637
   *Meridian Interstate Bancorp, Inc......................  34,205    699,834
    Meta Financial Group, Inc.............................   3,761    110,649
   *Metro Bancorp, Inc....................................  33,582    734,103
    MetroCorp Bancshares, Inc.............................  17,385    186,019
   *MGIC Investment Corp.................................. 216,764  1,656,077
    MicroFinancial, Inc...................................  17,150    139,258
    Mid Penn Bancorp, Inc.................................     531      6,093
    MidSouth Bancorp, Inc.................................  18,736    305,397
    MidWestOne Financial Group, Inc.......................   4,319    112,683
    Montpelier Re Holdings, Ltd...........................  85,084  2,298,119
    MutualFirst Financial, Inc............................   5,459     80,848
    National Interstate Corp..............................  37,253  1,015,144
    National Penn Bancshares, Inc......................... 219,986  2,373,649
    National Security Group, Inc..........................   1,000      7,140
    National Western Life Insurance Co. Class A...........   1,700    363,715
    Naugatuck Valley Financial Corp.......................      99        779

                                     1238

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *Navigators Group, Inc. (The)..........................  20,522 $1,189,455
    NBT Bancorp, Inc......................................  43,108    972,948
    Nelnet, Inc. Class A..................................  58,422  2,271,447
   *New Century Bancorp, Inc..............................   1,478      9,637
    New Hampshire Thrift Bancshares, Inc..................   2,734     38,194
   *NewBridge Bancorp.....................................  12,378    101,376
   *Newport Bancorp, Inc..................................     700     12,201
  #*NewStar Financial, Inc................................ 112,087  1,726,140
   *North Valley Bancorp..................................   1,279     22,255
    Northeast Bancorp.....................................      38        383
    Northeast Community Bancorp, Inc......................  35,308    231,620
    Northfield Bancorp, Inc...............................  77,240    905,253
   #Northrim BanCorp, Inc.................................   6,560    167,411
    Northwest Bancshares, Inc............................. 164,679  2,275,864
    Norwood Financial Corp................................     633     18,427
   #Ocean Shore Holding Co................................     205      3,075
    OceanFirst Financial Corp.............................  42,221    721,135
   *Ocwen Financial Corp..................................   5,403    257,291
    OFG Bancorp...........................................  94,978  1,754,244
    Ohio Valley Banc Corp.................................     600     13,326
    Old Line Bancshares, Inc..............................     391      5,114
    Old National Bancorp.................................. 136,387  1,965,337
  #*Old Second Bancorp, Inc...............................   7,253     44,098
   *OmniAmerican Bancorp, Inc.............................  22,417    529,938
    OneBeacon Insurance Group, Ltd. Class A...............  38,702    561,179
    Oppenheimer Holdings, Inc. Class A....................   9,841    188,554
    Oritani Financial Corp................................  82,720  1,345,027
    Pacific Continental Corp..............................  42,439    523,273
   *Pacific Mercantile Bancorp............................  22,505    139,531
   *Pacific Premier Bancorp, Inc..........................   2,269     29,565
    PacWest Bancorp.......................................  45,955  1,627,726
   #Park National Corp....................................  15,289  1,206,302
   *Park Sterling Corp....................................  46,628    312,408
  #*Patriot National Bancorp, Inc.........................     498        712
   #Peapack Gladstone Financial Corp......................  11,840    231,590
    Penns Woods Bancorp, Inc..............................   3,062    140,668
    Peoples Bancorp of North Carolina, Inc................     986     13,636
    Peoples Bancorp, Inc..................................  23,072    518,889
   *PHH Corp..............................................  56,830  1,287,768
   *Phoenix Cos., Inc. (The)..............................  11,557    493,137
   *PICO Holdings, Inc....................................  55,588  1,216,821
  #*Pinnacle Financial Partners, Inc......................  74,601  2,124,636
   *Piper Jaffray Cos.....................................  17,595    590,312
    Platinum Underwriters Holdings, Ltd...................  44,055  2,559,155
   *Popular, Inc..........................................  30,127    991,178
   *Porter Bancorp, Inc...................................     868      1,484
   *Portfolio Recovery Associates, Inc....................  18,701  2,792,246
   *Preferred Bank........................................   6,676    113,425
    Premier Financial Bancorp, Inc........................   2,848     35,315
   #Primerica, Inc........................................  80,041  3,284,883
  #*Primus Guaranty, Ltd..................................  37,536    379,114
    PrivateBancorp, Inc...................................  91,500  2,158,485
    ProAssurance Corp.....................................  10,622    568,596

                                     1239

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   #Prosperity Bancshares, Inc............................  20,321 $1,199,345
    Provident Financial Holdings, Inc.....................   6,455    112,962
    Provident Financial Services, Inc.....................  80,839  1,438,126
    Provident New York Bancorp............................  67,924    736,975
   *Prudential Bancorp, Inc. of Pennsylvania..............   1,700     16,609
   #Pulaski Financial Corp................................  12,796    128,088
    Pzena Investment Management, Inc. Class A.............   7,480     53,258
    QC Holdings, Inc......................................  25,220     67,842
    Radian Group, Inc..................................... 324,032  4,552,650
    Renasant Corp.........................................  57,354  1,571,500
   #Republic Bancorp, Inc. Class A........................  38,176    999,066
   *Republic First Bancorp, Inc...........................  11,514     38,687
    Resource America, Inc. Class A........................  44,043    365,557
   *Riverview Bancorp, Inc................................   8,195     21,307
   #RLI Corp..............................................  29,184  2,408,847
    Rockville Financial, Inc..............................  71,407    935,432
    Roma Financial Corp...................................  50,696    968,294
   *Royal Bancshares of Pennsylvania, Inc. Class A........   8,910     16,216
   #Ryman Hospitality Properties..........................  33,527  1,248,881
    S&T Bancorp, Inc......................................  60,185  1,473,329
  #*Safeguard Scientifics, Inc............................  49,475    739,651
    Safety Insurance Group, Inc...........................  25,494  1,370,812
    Salisbury Bancorp, Inc................................     276      8,266
   #Sandy Spring Bancorp, Inc.............................  56,131  1,371,842
  #*Seacoast Banking Corp. of Florida.....................  49,894    117,750
   *Security National Financial Corp. Class A.............   2,736     16,525
    Selective Insurance Group, Inc........................  77,225  1,888,151
   *Shore Bancshares, Inc.................................   6,047     47,892
    SI Financial Group, Inc...............................  35,417    400,920
  #*Siebert Financial Corp................................   7,500     11,850
    Sierra Bancorp........................................  26,723    421,689
    Simmons First National Corp. Class A..................  41,182  1,126,328
    Simplicity Bancorp, Inc...............................  22,451    332,499
  #*Southcoast Financial Corp.............................      83        458
   oSouthern Community Financial..........................  39,963      8,792
   *Southern First Bancshares, Inc........................   3,235     42,767
   #Southern Missouri Bancorp, Inc........................     400     10,700
   #Southern National Bancorp of Virginia, Inc............     342      3,389
   #Southside Bancshares, Inc.............................  47,386  1,184,176
   *Southwest Bancorp, Inc................................  39,688    593,732
    Southwest Georgia Financial Corp......................   1,439     14,707
  #*St Joe Co. (The)......................................  80,110  1,816,895
    StanCorp Financial Group, Inc.........................  52,782  2,802,196
    State Auto Financial Corp.............................  43,530    883,659
    StellarOne Corp.......................................  49,874  1,056,331
    Sterling Bancorp......................................  68,553    928,893
    Stewart Information Services Corp.....................  27,959    864,772
  #*Stifel Financial Corp.................................  55,573  2,092,323
   *Stratus Properties, Inc...............................  14,485    186,132
   *Suffolk Bancorp.......................................  21,930    398,029
    Summit State Bank.....................................     800      8,064
   *Sun Bancorp, Inc......................................  57,918    192,288
    Susquehanna Bancshares, Inc........................... 234,498  3,118,823

                                     1240

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *Sussex Bancorp........................................   1,111 $    7,466
   *SWS Group, Inc........................................  19,920    118,723
   #SY Bancorp, Inc.......................................  29,595    817,710
    Symetra Financial Corp................................  88,329  1,588,155
   #Synovus Financial Corp................................ 332,751  1,108,061
  #*Taylor Capital Group, Inc.............................  42,994    964,355
   #TCF Financial Corp.................................... 104,683  1,595,369
    Teche Holding Co......................................   2,950    134,608
  #*Tejon Ranch Co........................................  36,854  1,245,297
    Territorial Bancorp, Inc..............................  18,758    426,557
  #*Texas Capital Bancshares, Inc.........................  42,200  1,919,678
   #TF Financial Corp.....................................     840     22,798
    Thomas Properties Group, Inc..........................  96,779    547,769
    Timberland Bancorp, Inc...............................   8,251     72,114
    Tompkins Financial Corp...............................  26,611  1,200,954
    Tower Financial Corp..................................     382      5,489
    Tower Group International, Ltd........................  57,705  1,262,008
    TowneBank.............................................  49,802    795,338
    Tree.com, Inc.........................................  16,407    309,928
    Trico Bancshares......................................  33,546    726,606
   #TrustCo Bank Corp..................................... 206,506  1,226,646
    Trustmark Corp........................................  83,852  2,261,488
   #UMB Financial Corp....................................  43,855  2,622,529
    Umpqua Holdings Corp.................................. 151,178  2,545,838
    Unico American Corp...................................   4,300     49,149
    Union First Market Bankshares Corp....................  43,600    963,560
    United Bancshares, Inc................................     110      1,430
   #United Bankshares, Inc................................  49,844  1,411,582
   *United Community Banks, Inc...........................  34,393    468,777
   *United Community Financial Corp.......................   8,561     39,552
    United Financial Bancorp, Inc.........................  56,683    884,822
    United Fire Group, Inc................................  37,365    971,864
   *United Security Bancshares............................  40,493    172,905
   #Unity Bancorp, Inc....................................   5,784     45,404
    Universal Insurance Holdings, Inc.....................  95,055    747,132
    Univest Corp. of Pennsylvania.........................  35,028    710,718
    Validus Holdings, Ltd.................................  12,950    458,818
   *Vantagesouth Bancshares, Inc..........................   1,047      5,287
    ViewPoint Financial Group, Inc........................  81,712  1,762,528
   *Virginia Commerce Bancorp, Inc........................  78,618  1,181,629
   *Virtus Investment Partners, Inc.......................  11,398  2,125,727
    VSB Bancorp, Inc......................................     478      5,000
   *Walker & Dunlop, Inc..................................  22,138    408,225
    Washington Banking Co.................................  37,419    544,446
    Washington Federal, Inc............................... 117,821  2,562,607
    Washington Trust Bancorp, Inc.........................  37,010  1,196,903
  #*Waterstone Financial, Inc.............................  75,617    822,713
    Wayne Savings Bancshares, Inc.........................     132      1,404
    Webster Financial Corp................................  96,257  2,622,041
    WesBanco, Inc.........................................  63,066  1,857,294
    West BanCorp., Inc....................................  41,614    569,280
   #Westamerica BanCorp...................................  29,482  1,414,841
   *Western Alliance Bancorp.............................. 158,880  2,816,942

                                     1241

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    Westfield Financial, Inc..............................  63,564 $    442,405
   #Westwood Holdings Group, Inc..........................  14,154      704,020
    Wilshire Bancorp, Inc................................. 171,649    1,508,795
    Wintrust Financial Corp...............................  47,811    1,955,948
  #*World Acceptance Corp.................................  21,517    1,791,936
    WSFS Financial Corp...................................   3,371      200,676
   #WVS Financial Corp....................................     700        7,693
   *Yadkin Financial Corp.................................   1,616       25,193
   *ZipRealty, Inc........................................  37,056      123,026
                                                                   ------------
Total Financials..........................................          344,300,630
                                                                   ------------
Health Care -- (7.9%)
   #Abaxis, Inc...........................................  20,277      853,662
  #*ABIOMED, Inc..........................................  41,973    1,052,683
  #*Accuray, Inc.......................................... 151,914      943,386
   *Acorda Therapeutics, Inc..............................  28,629    1,087,043
  #*Adcare Health Systems, Inc............................   9,500       42,750
   *Addus HomeCare Corp...................................  13,744      269,932
  #*Affymax, Inc..........................................  54,078       93,555
   *Affymetrix, Inc....................................... 133,985      509,143
   #Air Methods Corp......................................  68,832    2,312,067
   *Albany Molecular Research, Inc........................  74,314      944,531
   *Alere, Inc............................................  31,420    1,049,428
  #*Align Technology, Inc.................................  22,750      979,160
   *Alkermes P.L.C........................................  67,005    2,250,028
   *Alliance HealthCare Services, Inc.....................   5,711      111,364
   *Allied Healthcare Products............................   1,200        2,964
   *Allscripts Healthcare Solutions, Inc..................  21,810      344,816
    Almost Family, Inc....................................  16,204      309,983
   *Alnylam Pharmaceuticals, Inc..........................   7,532      347,752
   *Alphatec Holdings, Inc................................ 138,871      319,403
  #*AMAG Pharmaceuticals, Inc.............................  21,917      493,132
  #*Amedisys, Inc.........................................  58,785      735,400
   *American Shared Hospital Services.....................   2,300        6,762
   *AMN Healthcare Services, Inc..........................  85,927    1,270,001
   *Amsurg Corp...........................................  38,411    1,502,254
    Analogic Corp.........................................  14,971    1,068,780
   *AngioDynamics, Inc....................................  56,468      674,793
   *Anika Therapeutics, Inc...............................  33,335      670,367
  #*Ariad Pharmaceuticals, Inc............................ 172,078    3,197,209
   *Arqule, Inc...........................................   6,727       17,961
   *Arrhythmia Research Technology, Inc...................   6,700       15,979
   *ArthroCare Corp.......................................  25,265      916,109
   *Astex Pharmaceuticals................................. 183,473      959,564
   *AtriCure, Inc.........................................   4,316       41,693
    Atrion Corp...........................................   3,399      819,669
  #*AVEO Pharmaceuticals, Inc.............................  15,380       36,912
  #*Baxano Surgical, Inc..................................  42,116       83,811
  #*Bio-Reference Labs, Inc...............................  30,365      812,264
   *BioScrip, Inc......................................... 141,445    2,298,481
    Biota Pharmaceuticals, Inc............................   9,449       38,268
    BioTelemetry, Inc.....................................  46,677      352,878
  #*Bovie Medical Corp....................................  26,877       80,631

                                     1242

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
   *Cambrex Corp..........................................  72,842 $1,067,135
    Cantel Medical Corp...................................  83,217  2,208,579
   *Capital Senior Living Corp............................  75,382  1,736,801
   *CAS Medical Systems, Inc..............................   3,539      5,061
  #*Celldex Therapeutics, Inc............................. 146,739  3,005,215
   *Centene Corp..........................................  23,191  1,286,405
  #*Cepheid, Inc..........................................   9,609    335,066
   *Charles River Laboratories International, Inc.........  33,300  1,516,482
   #Chemed Corp...........................................  23,330  1,646,865
   *Chindex International, Inc............................   3,679     62,984
  #*Codexis, Inc..........................................  17,017     41,692
   #Computer Programs & Systems, Inc......................  14,301    797,138
    CONMED Corp...........................................  45,317  1,486,398
   *Corvel Corp...........................................  44,234  1,499,090
   *Cross Country Healthcare, Inc.........................  41,856    236,068
    CryoLife, Inc.........................................  75,867    537,138
  #*Cubist Pharmaceuticals, Inc...........................  13,789    859,468
  #*Cumberland Pharmaceuticals, Inc.......................  43,160    241,696
   *Cutera, Inc...........................................  35,410    338,165
   *Cyberonics, Inc.......................................  27,522  1,430,869
   *Cynosure, Inc. Class A................................  35,965  1,024,271
   *Cytokinetics, Inc.....................................   1,601     19,919
    Daxor Corp............................................   3,400     24,480
   *Depomed, Inc..........................................   6,035     39,348
   *Digirad Corp..........................................  38,425     94,525
   *Dynacq Healthcare, Inc................................   9,092        364
   *Emergent Biosolutions, Inc............................  54,668    967,077
   *Emeritus Corp.........................................  30,230    701,034
   *Endocyte, Inc.........................................  10,823    194,489
    Ensign Group, Inc. (The)..............................  37,116  1,419,316
   *Enzo Biochem, Inc.....................................  67,914    148,053
   #Enzon Pharmaceuticals, Inc............................ 110,938    221,876
   *Exactech, Inc.........................................  29,065    627,513
  #*ExamWorks Group, Inc..................................  36,009    874,299
   *Five Star Quality Care, Inc...........................  97,274    575,862
   *Furiex Pharmaceuticals, Inc...........................  20,498    901,707
  #*Genomic Health, Inc...................................   6,926    246,843
   *Gentiva Health Services, Inc..........................  74,531    800,463
   *Greatbatch, Inc.......................................  61,421  2,321,714
  #*GTx, Inc..............................................   1,899      9,096
  #*Haemonetics Corp......................................  50,318  2,124,426
   *Hanger, Inc...........................................  34,011  1,255,686
  #*Harvard Bioscience, Inc...............................  68,472    366,325
   *Health Management Associates, Inc. Class A............  13,875    187,035
  #*Health Net, Inc.......................................  50,144  1,537,916
   *HealthSouth Corp......................................  17,975    585,266
  #*HealthStream, Inc.....................................  59,755  1,882,282
   *Healthways, Inc.......................................  72,325  1,241,097
   #Hi-Tech Pharmacal Co., Inc............................  28,362  1,019,330
  #*HMS Holdings Corp.....................................  25,746    622,796
  #*Horizon Pharma, Inc...................................   3,626      9,138
   *ICU Medical, Inc......................................  20,292  1,454,733
  #*Idera Pharmaceuticals, Inc............................  44,271     58,438

                                     1243

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
  #*Immunomedics, Inc.....................................  14,131 $   80,405
   *Impax Laboratories, Inc...............................  77,190  1,600,921
   *Incyte Corp., Ltd.....................................  66,586  1,558,778
   *Infinity Pharmaceuticals, Inc.........................  41,416    877,191
  #*Integra LifeSciences Holdings Corp....................  23,477    924,759
    Invacare Corp.........................................  52,249    815,607
  #*IPC The Hospitalist Co., Inc..........................  13,010    655,314
   *Iridex Corp...........................................   4,666     28,929
  #*Isis Pharmaceuticals, Inc.............................   5,421    156,396
  #*Jazz Pharmaceuticals P.L.C............................  39,116  2,953,649
    Kewaunee Scientific Corp..............................   2,000     26,800
   *Kindred Healthcare, Inc...............................  54,166    831,990
    Landauer, Inc.........................................  17,134    844,192
  #*Lannett Co., Inc......................................  65,604    911,240
   *LCA-Vision, Inc.......................................  31,653    127,245
    LeMaitre Vascular, Inc................................  33,988    234,177
   *LHC Group, Inc........................................  32,317    741,352
   *LifePoint Hospitals, Inc..............................  23,747  1,167,402
   *Ligand Pharmaceuticals, Inc. Class B..................     851     40,320
   *Luminex Corp..........................................   8,822    175,646
   *Magellan Health Services, Inc.........................  33,465  1,912,525
   #Masimo Corp...........................................  13,362    311,201
  #*Mast Therapeutics, Inc................................  12,782      5,650
    Maxygen, Inc..........................................  59,556    148,890
   *MedAssets, Inc........................................  40,861    889,544
  o*MedCath Corp..........................................  41,900     57,403
   *Medical Action Industries, Inc........................  36,126    331,998
  #*Medicines Co. (The)...................................  98,973  3,058,266
  #*MediciNova, Inc.......................................  10,669     28,593
   *Medidata Solutions, Inc...............................  49,170  4,549,700
   *Medivation, Inc.......................................   9,140    528,932
   #Meridian Bioscience, Inc..............................   8,211    203,058
   *Merit Medical Systems, Inc............................  56,541    742,949
  #*Metabolix, Inc........................................   1,305      2,140
   *Misonix, Inc..........................................   1,809      9,334
  #*Molina Healthcare, Inc................................  68,436  2,540,344
   *Momenta Pharmaceuticals, Inc..........................  37,295    643,712
   *MWI Veterinary Supply, Inc............................  14,870  2,114,068
  #*Myriad Genetics, Inc..................................  50,025  1,484,242
   *Nanosphere, Inc.......................................  39,575    125,057
   #National Healthcare Corp..............................  22,690  1,089,801
  #*National Research Corp. Class A.......................  35,289    634,496
   #National Research Corp. Class B.......................   5,881    229,947
   *Natus Medical, Inc....................................  75,479    965,376
   *Neogen Corp...........................................  19,624  1,108,363
   *Neurocrine Biosciences, Inc...........................   1,772     24,790
   *NuVasive, Inc.........................................  49,723  1,134,679
   *Omnicell, Inc.........................................  81,017  1,709,459
  #*Opko Health, Inc...................................... 219,971  1,638,784
  #*OraSure Technologies, Inc.............................  49,619    219,812
   *Orthofix International NV.............................  15,669    355,843
   #Owens & Minor, Inc....................................  21,520    773,859
  #*Pacific Biosciences of California, Inc................  18,125     46,944

                                     1244

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
    Pain Therapeutics, Inc................................   6,359 $   15,389
  #*PAREXEL International Corp............................  70,045  3,463,725
   *PDI, Inc..............................................  33,451    155,547
   #PDL BioPharma, Inc.................................... 150,411  1,221,337
  #*Pernix Therapeutics Holdings..........................   4,466     15,184
   *PharMerica Corp.......................................  59,247    867,376
  #*PhotoMedex, Inc.......................................   9,306    148,152
  #*Pozen, Inc............................................  68,619    394,559
  #*Progenics Pharmaceuticals, Inc........................  62,441    374,022
   *ProPhase Labs, Inc....................................  28,021     43,433
   *Providence Service Corp. (The)........................  28,121    775,296
  #*pSivida Corp..........................................  42,667    160,855
    Quality Systems, Inc..................................  15,580    356,315
    Questcor Pharmaceuticals, Inc.........................  40,368  2,697,390
  #*Quidel Corp...........................................  57,258  1,532,797
  #*RadNet, Inc...........................................  72,814    202,423
  #*Repligen Corp.........................................  80,227    815,909
   *Rigel Pharmaceuticals, Inc............................  63,954    243,665
  #*Rochester Medical Corp................................  31,147    460,353
   *RTI Biologics, Inc.................................... 134,982    529,129
  #*Sangamo Biosciences, Inc..............................  32,476    316,641
   *Santarus, Inc.........................................  65,510  1,593,203
  #*Sciclone Pharmaceuticals, Inc......................... 141,394    885,126
    Select Medical Holdings Corp..........................  99,570    893,143
  #*Skilled Healthcare Group, Inc. Class A................  32,032    208,849
  #*Solta Medical, Inc.................................... 112,575    305,078
    Span-America Medical Systems, Inc.....................   5,507    115,592
   *Spectranetics Corp....................................  46,154    831,695
   #Spectrum Pharmaceuticals, Inc.........................  68,193    575,549
   *Staar Surgical Co.....................................  25,781    270,958
    STERIS Corp...........................................  58,593  2,637,857
   *Strategic Diagnostics, Inc............................  50,513     49,503
   *Sucampo Pharmaceuticals, Inc. Class A.................  30,130    184,697
   *SunLink Health Systems, Inc...........................   2,957      2,244
   *SurModics, Inc........................................  42,438    858,945
   *Symmetry Medical, Inc.................................  87,209    759,590
  #*Synageva BioPharma Corp...............................   3,685    177,248
   *Targacept, Inc........................................  16,973     84,865
   *Team Health Holdings, Inc.............................  55,283  2,223,482
   *Theragenics Corp......................................  29,558     60,298
   *Thoratec Corp.........................................  52,325  1,715,737
   *Tornier NV............................................   8,023    131,577
   *Transcept Pharmaceuticals, Inc........................  35,523     99,820
   *Triple-S Management Corp. Class B.....................  35,425    770,848
  #*Trius Therapeutics, Inc...............................   6,973     98,319
   oTrubion Pharmeceuticals, Inc..........................  11,896         --
    Universal American Corp............................... 119,086  1,290,892
    US Physical Therapy, Inc..............................  28,851    825,716
    Utah Medical Products, Inc............................   8,858    494,454
   *Vanguard Health Systems, Inc..........................  11,188    233,941
   *Vascular Solutions, Inc...............................  36,394    588,127
  #*VCA Antech, Inc.......................................  30,581    879,510
  #*Vical, Inc............................................  19,339     74,649

                                     1245

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
  #*ViroPharma, Inc....................................... 115,735 $  3,972,025
   *WellCare Health Plans, Inc............................  34,000    2,075,020
    West Pharmaceutical Services, Inc.....................  36,624    2,701,386
   *Wright Medical Group, Inc.............................  49,887    1,367,902
  #*XenoPort, Inc.........................................   9,590       51,690
  #*Zalicus, Inc..........................................  76,646       36,982
                                                                   ------------
Total Health Care.........................................          163,099,686
                                                                   ------------
Industrials -- (14.9%)
   #AAON, Inc.............................................  68,067    1,468,205
    AAR Corp..............................................  54,900    1,330,776
    ABM Industries, Inc...................................  59,910    1,551,669
   #Acacia Research Corp..................................  40,041      913,736
  #*ACCO Brands Corp......................................  79,395      524,801
  #*Accuride Corp.........................................  32,708      187,090
    Aceto Corp............................................  70,011    1,086,571
    Acme United Corp......................................   9,349      129,764
   #Acorn Energy, Inc.....................................  40,406      350,724
    Actuant Corp. Class A.................................  61,276    2,163,656
   *Adept Technology, Inc.................................  19,544       69,381
   *Advisory Board Co. (The)..............................  38,826    2,278,698
   *Aegion Corp...........................................  68,517    1,563,558
   *AeroCentury Corp......................................   1,795       39,903
  #*Aerovironment, Inc....................................  46,358    1,048,154
   *Air Transport Services Group, Inc..................... 123,338      823,898
    Aircastle, Ltd........................................  81,000    1,423,980
    Alamo Group, Inc......................................  26,599    1,108,380
   *Alaska Air Group, Inc.................................  40,532    2,479,342
    Albany International Corp. Class A....................  33,856    1,168,371
    Allegiant Travel Co...................................  21,587    2,102,142
    Alliant Techsystems, Inc..............................   9,545      888,640
   oAllied Defense Group, Inc. (The)......................   2,975       15,619
    Allied Motion Technologies, Inc.......................   3,693       26,516
    Altra Holdings, Inc...................................  64,856    1,617,509
    AMERCO................................................  25,259    4,201,077
  #*Ameresco, Inc. Class A................................  40,441      369,631
   #American Railcar Industries, Inc......................  53,313    1,915,536
    American Science & Engineering, Inc...................  14,281      868,142
  #*American Superconductor Corp..........................  47,654      119,612
  #*American Woodmark Corp................................  28,368      984,086
    Ampco-Pittsburgh Corp.................................  18,240      350,938
  #*AMREP Corp............................................  14,154      138,002
    AO Smith Corp.........................................  43,518    1,798,164
    Apogee Enterprises, Inc...............................  71,177    1,904,697
    Applied Industrial Technologies, Inc..................  58,602    3,056,680
   *ARC Document Solutions, Inc...........................  71,452      340,826
    Argan, Inc............................................  25,660      406,711
   #Arkansas Best Corp....................................  50,485    1,095,525
   *Arotech Corp..........................................  20,131       27,579
  #*Ascent Solar Technologies, Inc........................   4,600        4,876
   #Astec Industries, Inc.................................  25,236      883,260
   *Astronics Corp........................................  24,137      953,653
   *AT Cross Co. Class A..................................  23,659      440,057

                                     1246

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Atlas Air Worldwide Holdings, Inc.....................  29,914 $1,335,361
   *Avalon Holdings Corp. Class A.........................   1,400      5,166
   *Avis Budget Group, Inc................................ 130,275  4,121,901
    AZZ, Inc..............................................  35,425  1,340,128
    Baltic Trading, Ltd...................................  12,368     46,504
   #Barnes Group, Inc.....................................  61,800  2,039,400
    Barrett Business Services, Inc........................  23,882  1,677,949
  #*Beacon Roofing Supply, Inc............................  53,162  2,168,478
    Belden, Inc...........................................  32,392  1,898,495
   *Blount International, Inc.............................  36,065    475,337
  #*BlueLinx Holdings, Inc................................  74,358    137,562
    Brady Corp. Class A...................................  40,712  1,354,488
   *Breeze-Eastern Corp...................................  18,372    169,665
   #Briggs & Stratton Corp................................  68,413  1,385,363
    Brink's Co. (The).....................................  21,195    566,542
  #*Builders FirstSource, Inc.............................  44,608    263,187
   *CAI International, Inc................................  46,486    975,741
   *Casella Waste Systems, Inc. Class A...................  29,688    141,612
  #*CBIZ, Inc............................................. 113,445    823,611
    CDI Corp..............................................  42,663    671,089
    Ceco Environmental Corp...............................  38,427    513,385
    Celadon Group, Inc....................................  55,816  1,122,460
  #*Chart Industries, Inc.................................  32,460  3,690,702
    Chicago Bridge & Iron Co. NV..........................   1,054     62,797
   #Chicago Rivet & Machine Co............................     300      7,800
    CIRCOR International, Inc.............................  24,116  1,266,572
    Coleman Cable, Inc....................................  23,042    500,703
  #*Colfax Corp...........................................  42,401  2,250,221
   *Columbus McKinnon Corp................................  43,758    967,927
    Comfort Systems USA, Inc..............................  78,575  1,213,984
  #*Command Security Corp.................................  21,112     32,512
  #*Commercial Vehicle Group, Inc.........................  54,094    391,641
    Compx International, Inc..............................   2,107     36,641
   #Con-way, Inc..........................................  44,238  1,833,665
   *Consolidated Graphics, Inc............................  22,300  1,195,057
   #Corporate Executive Board Co. (The)...................  28,737  1,937,736
    Courier Corp..........................................  26,492    411,156
   *Covenant Transportation Group, Inc. Class A...........  27,300    174,993
  #*CPI Aerostructures, Inc...............................  17,295    193,877
   *CRA International, Inc................................  22,109    423,166
    Cubic Corp............................................  29,003  1,466,102
    Curtiss-Wright Corp...................................  58,955  2,395,931
   #Deluxe Corp...........................................  33,010  1,353,740
   *DigitalGlobe, Inc.....................................  53,314  1,727,374
   *Dolan Co. (The).......................................  59,017    149,903
    Douglas Dynamics, Inc.................................  46,781    672,243
   *Ducommun, Inc.........................................  25,696    586,897
   *DXP Enterprises, Inc..................................  31,485  2,172,465
   *Dycom Industries, Inc.................................  72,056  1,908,043
    Dynamic Materials Corp................................  31,095    602,932
  #*Eagle Bulk Shipping, Inc..............................   1,851      7,108
    Eastern Co. (The).....................................   8,993    150,363
  #*Echo Global Logistics, Inc............................  39,007    849,182

                                     1247

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Ecology and Environment, Inc. Class A.................     920 $   10,037
    EMCOR Group, Inc......................................  52,749  2,177,479
    Encore Wire Corp......................................  41,411  1,727,253
  #*Energy Recovery, Inc..................................  67,143    293,415
   *EnerNOC, Inc..........................................  75,507  1,179,419
    EnerSys, Inc..........................................  63,999  3,386,827
   *Engility Holdings, Inc................................   6,682    217,766
    Ennis, Inc............................................  59,329  1,099,366
  #*EnPro Industries, Inc.................................  41,842  2,377,881
    ESCO Technologies, Inc................................  27,940    967,562
    Espey Manufacturing & Electronics Corp................   5,593    153,248
   *Esterline Technologies Corp...........................  28,370  2,310,453
    Exelis, Inc...........................................  55,832    825,197
    Exponent, Inc.........................................  19,349  1,279,356
   *Federal Signal Corp................................... 148,867  1,444,010
   *Flow International Corp............................... 118,053    455,685
    Forward Air Corp......................................  21,901    800,920
   *Franklin Covey Co.....................................  41,060    662,708
   #Franklin Electric Co., Inc............................  52,390  1,952,051
    FreightCar America, Inc...............................  27,908    508,205
   *Frozen Food Express Industries........................  29,683     62,037
  #*FTI Consulting, Inc...................................  40,184  1,497,256
   *Fuel Tech, Inc........................................  42,845    158,527
   *Furmanite Corp........................................  78,966    591,455
    G&K Services, Inc. Class A............................  28,477  1,503,870
    GATX Corp.............................................  47,706  2,155,357
  #*Genco Shipping & Trading, Ltd.........................  74,008    153,937
   *Gencor Industries, Inc................................  10,941     84,246
  #*GenCorp, Inc.......................................... 100,625  1,761,944
    Generac Holdings, Inc.................................  47,280  2,049,588
    General Cable Corp....................................  62,794  1,979,267
   *Gibraltar Industries, Inc.............................  66,899  1,030,245
    Global Power Equipment Group, Inc.....................  30,265    547,191
  #*Goldfield Corp. (The).................................  48,469    104,208
   #Gorman-Rupp Co. (The).................................  28,558    991,819
   *GP Strategies Corp....................................  43,118  1,138,746
  #*GrafTech International, Ltd...........................  11,675     87,796
    Graham Corp...........................................  19,937    651,741
   #Granite Construction, Inc.............................  47,400  1,433,850
   #Great Lakes Dredge & Dock Corp........................ 137,286  1,055,729
  #*Greenbrier Cos., Inc..................................  52,285  1,195,758
   #Griffon Corp..........................................  91,355  1,087,125
    H&E Equipment Services, Inc...........................  76,817  1,754,500
    Hardinge, Inc.........................................  27,925    441,774
    Harsco Corp...........................................  45,789  1,179,525
  #*Hawaiian Holdings, Inc................................ 118,545    905,684
   #Healthcare Services Group, Inc........................  25,427    625,758
   #Heartland Express, Inc................................  63,150    929,568
   #HEICO Corp............................................  19,829  1,126,287
    HEICO Corp. Class A...................................  35,161  1,414,175
    Heidrick & Struggles International, Inc...............  39,264    603,880
    Herman Miller, Inc....................................  40,914  1,150,093
  #*Hexcel Corp...........................................   9,359    329,530

                                     1248

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Hill International, Inc...............................  87,347 $  274,270
   #HNI Corp..............................................  42,083  1,603,783
    Houston Wire & Cable Co...............................  35,815    531,136
  #*Hub Group, Inc. Class A...............................  32,954  1,260,491
   *Hudson Global, Inc....................................  61,636    146,077
    Huntington Ingalls Industries, Inc....................  32,035  1,991,936
    Hurco Cos., Inc.......................................  16,988    484,158
   *Huron Consulting Group, Inc...........................  28,610  1,457,393
    Hyster-Yale Materials Handling, Inc...................  17,600  1,144,176
   *ICF International, Inc................................  44,438  1,483,785
   *II-VI, Inc............................................  70,886  1,253,264
  #*InnerWorkings, Inc....................................  67,880    792,838
   *Innotrac Corp.........................................     712      2,684
   #Innovative Solutions & Support, Inc...................  39,691    306,018
    Insperity, Inc........................................  26,597    879,563
    Insteel Industries, Inc...............................  32,612    547,882
   *Integrated Electrical Services, Inc...................  16,819     99,064
   #Interface, Inc........................................ 122,955  2,334,915
   #International Shipholding Corp........................  14,919    407,885
    Intersections, Inc....................................  44,559    431,331
  #*JetBlue Airways Corp.................................. 289,943  1,896,227
    John Bean Technologies Corp...........................  52,396  1,242,309
    Kadant, Inc...........................................  23,091    755,999
   #Kaman Corp............................................  28,890  1,093,775
    Kaydon Corp...........................................  24,400    709,552
   #Kelly Services, Inc. Class A..........................  55,394  1,084,061
   *Key Technology, Inc...................................  12,633    182,926
   #Kforce, Inc...........................................  78,147  1,303,492
    Kimball International, Inc. Class B...................  69,308    761,695
   #Knight Transportation, Inc............................  83,764  1,421,475
    Knoll, Inc............................................  33,550    554,246
   *Korn/Ferry International..............................  61,744  1,205,860
  #*Kratos Defense & Security Solutions, Inc..............  61,422    413,984
    Lawson Products, Inc..................................  19,640    238,233
   *Layne Christensen Co..................................  42,252    818,844
    LB Foster Co. Class A.................................  18,795    873,592
   #Lindsay Corp..........................................  14,054  1,055,455
   *LMI Aerospace, Inc....................................  26,187    484,198
    LS Starrett Co. (The) Class A.........................   5,758     59,998
    LSI Industries, Inc...................................  55,807    455,385
   *Lydall, Inc...........................................  40,300    627,068
  #*Magnetek, Inc.........................................   1,607     28,814
    Manitowoc Co., Inc. (The)............................. 108,200  2,221,346
    Marten Transport, Ltd.................................  77,197  1,324,701
  #*MasTec, Inc...........................................  89,929  2,967,657
    Matson, Inc...........................................  36,714  1,039,740
    McGrath RentCorp......................................  31,476  1,077,738
   *Meritor, Inc..........................................  49,017    398,508
    Met-Pro Corp..........................................  35,649    486,609
   *Metalico, Inc.........................................  74,863    108,551
   *Mfri, Inc.............................................  15,568    168,757
    Michael Baker Corp....................................  19,553    789,941
   *Middleby Corp.........................................  16,509  2,954,120

                                     1249

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Miller Industries, Inc................................  27,120 $  449,921
    Mine Safety Appliances Co.............................  38,627  2,052,253
   *Mistras Group, Inc....................................  34,379    577,911
  #*Mobile Mini, Inc......................................  59,054  2,037,954
   *Moog, Inc. Class A....................................  23,573  1,325,746
   *Moog, Inc. Class B....................................     488     27,626
    Mueller Industries, Inc...............................  43,197  2,371,083
    Mueller Water Products, Inc. Class A.................. 214,157  1,657,575
    Multi-Color Corp......................................  32,495  1,124,652
   *MYR Group, Inc........................................  49,036  1,059,178
   #National Presto Industries, Inc.......................   9,465    701,735
  #*National Technical Systems, Inc.......................  25,608    408,448
   *Navigant Consulting, Inc..............................  64,007    858,974
  #*Navistar International Corp...........................  17,917    611,866
   *NCI Building Systems, Inc.............................  17,046    241,712
   #NL Industries, Inc.................................... 130,038  1,442,121
    NN, Inc...............................................  39,742    488,827
   *Northwest Pipe Co.....................................  21,199    631,730
  #*Ocean Power Technologies, Inc.........................  15,330     24,068
   *Old Dominion Freight Line, Inc........................  17,536    765,972
    Omega Flex, Inc.......................................  20,621    371,384
   *On Assignment, Inc.................................... 101,799  3,107,923
   *Orbital Sciences Corp.................................  58,907  1,092,136
   *Orion Energy Systems, Inc.............................  49,736    171,092
   *Orion Marine Group, Inc...............................  41,795    525,363
   *Oshkosh Corp..........................................  15,660    701,881
   *Pacer International, Inc..............................  88,548    548,112
    PAM Transportation Services, Inc......................  20,605    246,642
   *Park-Ohio Holdings Corp...............................  31,470  1,105,541
   *Patrick Industries, Inc...............................  19,700    490,727
  #*Patriot Transportation Holding, Inc...................  15,359    529,118
   *Pendrell Corp.........................................  53,320    127,968
   *PGT, Inc..............................................  68,796    687,960
    Pike Electric Corp....................................  83,216  1,016,067
  #*PMFG, Inc.............................................  16,058    122,041
  #*Powell Industries, Inc................................  27,801  1,367,809
   *PowerSecure International, Inc........................  39,060    635,897
    Preformed Line Products Co............................   6,300    459,585
    Primoris Services Corp................................  46,364    964,371
    Providence and Worcester Railroad Co..................   1,886     32,816
   #Quad/Graphics, Inc....................................  11,556    324,030
   *Quality Distribution, Inc.............................  49,703    524,864
   #Quanex Building Products Corp.........................  46,330    788,537
    Raven Industries, Inc.................................  29,765    912,595
   *RBC Bearings, Inc.....................................  24,372  1,337,048
    RCM Technologies, Inc.................................  21,213    114,974
   *Republic Airways Holdings, Inc........................ 122,600  1,683,298
    Resources Connection, Inc.............................  91,168  1,212,534
   *Roadrunner Transportation Systems, Inc................  49,060  1,483,084
   *RPX Corp..............................................  16,052    279,947
   #RR Donnelley & Sons Co................................  23,900    453,861
  #*Rush Enterprises, Inc. Class A........................  44,304  1,104,056
   *Rush Enterprises, Inc. Class B........................  18,930    408,320

                                     1250

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Saia, Inc.............................................  61,297 $1,835,232
    Schawk, Inc...........................................  56,309    775,938
    Servotronics, Inc.....................................   4,083     32,113
    SIFCO Industries, Inc.................................  12,202    244,040
    Simpson Manufacturing Co., Inc........................  52,259  1,725,592
    SkyWest, Inc..........................................  54,166    818,990
    SL Industries, Inc....................................  14,437    418,673
   *Sparton Corp..........................................  25,636    455,552
   *Spirit Airlines, Inc..................................   9,093    300,524
  #*Standard Parking Corp.................................  27,963    643,708
   *Standard Register Co. (The)...........................   9,323     27,689
    Standex International Corp............................  32,398  1,912,454
    Steelcase, Inc. Class A............................... 164,056  2,500,213
   *Sterling Construction Co., Inc........................  29,272    287,451
    Sun Hydraulics Corp...................................  36,421  1,145,440
  #*Supreme Industries, Inc. Class A......................   6,592     37,047
  #*Swift Transportation Co...............................  91,199  1,626,990
    Sypris Solutions, Inc.................................  25,625     83,025
   #TAL International Group, Inc..........................  39,709  1,598,287
  #*Taser International, Inc.............................. 117,616  1,044,430
  #*Team, Inc.............................................  41,375  1,621,486
   *Tecumseh Products Co. Class A.........................  16,716    191,900
  #*Tecumseh Products Co. Class B.........................   2,206     24,553
   *Teledyne Technologies, Inc............................  14,770  1,184,111
    Tennant Co............................................  16,581    855,580
  #*Tetra Tech, Inc.......................................  61,747  1,457,229
   #Textainer Group Holdings, Ltd.........................  44,841  1,586,923
   *Thermon Group Holdings, Inc...........................   4,179     83,622
    Titan International, Inc..............................  69,401  1,196,473
  #*Titan Machinery, Inc..................................  46,619    889,957
    TMS International Corp. Class A.......................   4,172     68,296
    Toro Co. (The)........................................   9,510    468,653
  #*TRC Cos., Inc.........................................  47,541    394,590
  #*Trex Co., Inc.........................................  26,108  1,235,953
   *Trimas Corp...........................................  57,015  2,111,265
    Triumph Group, Inc....................................  41,994  3,294,849
   *TrueBlue, Inc.........................................  72,527  1,936,471
   *Tufco Technologies, Inc...............................   1,800     10,800
   *Tutor Perini Corp.....................................  46,616    922,064
    Twin Disc, Inc........................................  24,798    619,454
   *Ultralife Corp........................................  41,641    144,911
    UniFirst Corp.........................................  18,468  1,810,233
  #*United Rentals, Inc...................................  53,799  3,083,759
   #United Stationers, Inc................................  55,448  2,294,993
    Universal Forest Products, Inc........................  26,813  1,106,036
   *Universal Security Instruments, Inc...................   1,120      5,981
   *Universal Truckload Services, Inc.....................  29,988    826,769
  #*US Airways Group, Inc................................. 133,986  2,592,629
    US Ecology, Inc.......................................  37,664  1,151,388
   *USA Truck, Inc........................................  25,619    159,094
  #*USG Corp..............................................  46,873  1,177,919
    UTi Worldwide, Inc....................................  72,076  1,189,254
   *Versar, Inc...........................................  22,996    121,189

                                     1251

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Viad Corp.............................................  46,694 $  1,122,991
   *Vicor Corp............................................  33,325      276,264
   *Virco Manufacturing Corp..............................  16,500       39,930
    VSE Corp..............................................   7,747      335,290
  #*Wabash National Corp..................................  37,707      404,596
    Watsco, Inc. Class B..................................   1,348      126,105
   #Watts Water Technologies, Inc. Class A................  40,117    2,097,317
   #Werner Enterprises, Inc...............................  57,599    1,385,832
   *Wesco Aircraft Holdings, Inc..........................   6,987      136,736
  #*WESCO International, Inc..............................   1,446      109,578
   *Willdan Group, Inc....................................   3,099        8,894
  #*Willis Lease Finance Corp.............................  11,622      165,497
   #Woodward, Inc.........................................  10,773      440,831
  #*XPO Logistics, Inc....................................  35,476      867,743
                                                                   ------------
Total Industrials.........................................          308,576,110
                                                                   ------------
Information Technology -- (14.2%)
  #*3D Systems Corp....................................... 118,222    5,583,625
   *Accelrys, Inc......................................... 129,844    1,133,538
  #*ACI Worldwide, Inc....................................  29,929    1,417,138
  #*Active Network, Inc. (The)............................  23,140      197,384
   *Actuate Corp.......................................... 103,572      764,361
   *Acxiom Corp...........................................  84,993    2,190,270
   *ADDvantage Technologies Group, Inc....................  13,988       36,089
   *Advanced Energy Industries, Inc.......................  84,045    1,820,415
    Advent Software, Inc..................................  43,884    1,291,506
   *Aeroflex Holding Corp.................................  37,444      281,579
   *Aetrium, Inc..........................................  19,579        9,200
   *Agilysys, Inc.........................................  35,556      412,094
   *Alpha & Omega Semiconductor, Ltd......................  10,275       78,604
    American Software, Inc. Class A.......................  55,346      501,435
   *Amkor Technology, Inc................................. 133,735      564,362
   *Amtech Systems, Inc...................................  20,021      137,144
  #*ANADIGICS, Inc........................................ 129,498      278,421
   *Analysts International Corp...........................   1,900        7,391
   *Anaren, Inc...........................................  33,884      793,224
   *Anixter International, Inc............................  27,653    2,296,305
    AOL, Inc..............................................  69,740    2,569,222
  #*Applied Micro Circuits Corp........................... 112,311    1,333,132
   *ARRIS Group, Inc...................................... 170,706    2,567,418
    ASML Holding NV.......................................  39,342    3,536,846
   *Aspen Technology, Inc.................................  21,002      683,405
    Astro-Med, Inc........................................   5,157       58,635
   *ATMI, Inc.............................................  47,820    1,188,327
  #*AVG Technologies NV...................................   7,894      176,036
   *Aviat Networks, Inc...................................  79,456      210,558
   *Avid Technology, Inc..................................  74,541      444,264
    AVX Corp..............................................   7,337       93,840
    Aware, Inc............................................  31,813      157,156
   *Axcelis Technologies, Inc............................. 128,166      279,402
  #*AXT, Inc..............................................  90,440      253,232
   #Badger Meter, Inc.....................................  31,786    1,514,285
    Bel Fuse, Inc. Class A................................   4,111       64,029

                                     1252

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class B................................  22,450 $  351,342
   *Benchmark Electronics, Inc............................  66,556  1,472,219
    Black Box Corp........................................  33,789    914,330
   #Blackbaud, Inc........................................  33,893  1,189,305
  #*Blucora, Inc..........................................  98,115  1,962,300
    Booz Allen Hamilton Holding Corp......................  37,228    795,935
  #*Bottomline Technologies de, Inc.......................  37,887  1,101,375
   *BroadVision, Inc......................................  10,395     96,673
    Brooks Automation, Inc................................  81,532    800,644
   *Bsquare Corp..........................................  21,382     59,656
   *BTU International, Inc................................  20,546     56,502
  #*Cabot Microelectronics Corp...........................  26,550    981,819
   *CACI International, Inc. Class A......................  29,499  1,958,734
   *CalAmp Corp...........................................  68,727  1,054,959
   *Calix, Inc............................................  70,269    820,742
  #*Cardtronics, Inc......................................  36,776  1,083,421
   *Cascade Microtech, Inc................................  20,463    143,446
   #Cass Information Systems, Inc.........................  23,096  1,275,130
   *Ceva, Inc.............................................  37,919    691,263
   *Checkpoint Systems, Inc...............................  59,024  1,015,213
   *ChyronHego Corp.......................................   1,300      1,963
   *CIBER, Inc............................................ 145,554    529,817
  #*Cirrus Logic, Inc..................................... 109,053  2,102,542
   *Clearfield, Inc.......................................  30,926    336,166
    Cognex Corp...........................................  39,844  2,116,115
    Coherent, Inc.........................................  24,131  1,367,745
    Cohu, Inc.............................................  54,623    644,551
  o#Commerce One LLC......................................   1,966         --
    Communications Systems, Inc...........................  22,540    238,924
   *CommVault Systems, Inc................................  16,900  1,426,867
    Computer Task Group, Inc..............................  45,193    840,590
    Compuware Corp........................................  57,557    652,696
   *comScore, Inc.........................................  11,035    319,574
    Comtech Telecommunications Corp.......................  31,096    842,080
   *Comverse, Inc.........................................  13,950    436,914
    Concurrent Computer Corp..............................  22,603    183,988
   *Constant Contact, Inc.................................   5,874    112,722
   #Convergys Corp........................................ 170,395  3,225,577
   *CoreLogic, Inc........................................  78,619  2,193,470
  #*CoStar Group, Inc.....................................  31,675  4,958,721
  #*Cray, Inc.............................................  93,041  2,155,760
   #Crexendo, Inc.........................................   6,053     19,067
    CSG Systems International, Inc........................  71,089  1,683,388
   #CSP, Inc..............................................   1,770     15,452
    CTS Corp..............................................  68,434    961,498
   *CyberOptics Corp......................................  22,727    136,135
    Daktronics, Inc.......................................  85,387    929,011
   *Datalink Corp.........................................  46,119    600,469
   *Dataram Corp..........................................   2,522      7,843
   *Dealertrack Technologies, Inc.........................  46,820  1,751,068
  #*Demand Media, Inc.....................................  27,534    180,072
  #*Dice Holdings, Inc.................................... 130,262  1,129,372
   *Digi International, Inc...............................  57,051    566,516

                                     1253

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   #Digimarc Corp.........................................  17,348 $  364,135
   *Digital River, Inc....................................  37,848    643,038
   *Diodes, Inc...........................................  40,113  1,099,497
   *Dot Hill Systems Corp.................................  99,183    281,680
   *DSP Group, Inc........................................  50,499    376,218
  #*DTS, Inc..............................................  39,034    883,730
   *Dynamics Research Corp................................  24,349    137,085
   #EarthLink, Inc........................................ 157,051    984,710
   #Ebix, Inc.............................................  42,888    497,501
   *Edgewater Technology, Inc.............................  10,739     66,045
    Electro Rent Corp.....................................  56,344  1,007,431
    Electro Scientific Industries, Inc....................  58,639    665,553
   *Electronics for Imaging, Inc..........................  66,427  1,994,803
  #*Ellie Mae, Inc........................................   4,165     98,086
   #eMagin Corp...........................................  28,111    102,886
  #*Emcore Corp...........................................  45,355    190,945
   *Emulex Corp...........................................  87,427    700,290
   *Entegris, Inc.........................................  97,311    927,374
  #*Entropic Communications, Inc.......................... 160,198    709,677
  #*Envestnet, Inc........................................  21,270    529,410
    EPIQ Systems, Inc.....................................  73,086    950,849
    ePlus, Inc............................................  19,530  1,239,960
   *Euronet Worldwide, Inc................................  56,870  2,093,385
   *Exar Corp............................................. 109,176  1,420,380
   *ExlService Holdings, Inc..............................  35,150    984,200
   *Extreme Networks...................................... 222,850    964,940
   *Fabrinet..............................................  35,818    530,465
    Fair Isaac Corp.......................................  47,990  2,397,580
  #*Fairchild Semiconductor International, Inc............ 107,359  1,354,871
   *FalconStor Software, Inc..............................   4,800      4,896
  #*FARO Technologies, Inc................................  32,288  1,185,938
    FEI Co................................................  43,300  3,353,585
   *Finisar Corp..........................................  88,158  1,704,094
   *FormFactor, Inc.......................................  84,129    611,618
    Forrester Research, Inc...............................  35,124  1,232,150
    Frequency Electronics, Inc............................  19,508    207,370
  #*Fusion-io, Inc........................................   9,847    141,994
   *GigOptix, Inc.........................................     700        896
   *Global Cash Access Holdings, Inc...................... 164,108  1,147,115
   *Globecomm Systems, Inc................................  59,230    858,243
  #*GSE Systems, Inc......................................  33,450     59,206
   *GSI Group, Inc........................................  65,199    548,324
   *GSI Technology, Inc...................................  61,196    425,312
  #*GT Advanced Technologies, Inc.........................  57,131    296,510
  #*Guidance Software, Inc................................  22,628    207,499
   #Hackett Group, Inc. (The).............................  96,523    536,668
   *Harmonic, Inc......................................... 146,410  1,121,501
   *Hauppauge Digital, Inc................................  14,537      9,885
   #Heartland Payment Systems, Inc........................  30,816  1,149,745
   *Higher One Holdings, Inc..............................  14,755    159,354
  #*Hittite Microwave Corp................................  17,786  1,111,269
   *Hutchinson Technology, Inc............................  52,415    179,783
   *ID Systems, Inc.......................................  23,495    117,945

                                     1254

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Identive Group, Inc................................... 106,358 $   81,258
  #*IEC Electronics Corp..................................  23,686     80,296
   *iGATE Corp............................................  90,377  2,106,688
   *iGO, Inc..............................................   4,272     15,507
   *Imation Corp..........................................  32,780    153,410
   *Immersion Corp........................................  52,227    748,935
  #*Infinera Corp.........................................  75,164    820,039
  #*Innodata, Inc.........................................  59,616    160,963
   *Inphi Corp............................................  25,523    297,598
   *Insight Enterprises, Inc..............................  55,890  1,195,487
   *Integrated Device Technology, Inc..................... 209,150  1,884,441
   *Integrated Silicon Solution, Inc......................  64,686    774,291
   *Intellicheck Mobilisa, Inc............................  40,531     31,614
  #*Interactive Intelligence Group, Inc...................  23,823  1,353,146
    InterDigital, Inc.....................................   6,002    238,459
   *Intermec, Inc.........................................  43,121    428,192
   *Internap Network Services Corp........................ 132,556  1,080,331
  #*International Rectifier Corp..........................  79,840  1,924,942
   *Interphase Corp.......................................  15,755     80,981
   #Intersil Corp. Class A................................ 124,482  1,270,961
   *Intevac, Inc..........................................  40,992    261,119
   *IntraLinks Holdings, Inc..............................  19,505    185,297
   *IntriCon Corp.........................................  16,201     62,698
   #IPG Photonics Corp....................................   3,925    239,032
   *Iteris, Inc...........................................  58,990    105,592
  #*Itron, Inc............................................  38,870  1,676,074
   *Ixia..................................................  83,339  1,158,412
    IXYS Corp.............................................  70,033    787,171
   #j2 Global, Inc........................................  44,334  2,029,167
   *Kemet Corp............................................  59,055    257,480
  #*Key Tronic Corp.......................................  30,100    341,334
    Keynote Systems, Inc..................................  37,106    739,523
  #*Kopin Corp............................................ 145,834    541,044
   *Kulicke & Soffa Industries, Inc....................... 101,885  1,188,998
  #*KVH Industries, Inc...................................  35,615    498,254
   *Lattice Semiconductor Corp............................ 255,867  1,320,274
    Lender Processing Services, Inc.......................  43,342  1,416,417
    Lexmark International, Inc. Class A...................  16,596    622,184
   *LGL Group, Inc. (The).................................   5,074     31,256
   *Limelight Networks, Inc............................... 204,762    491,429
  #*Lionbridge Technologies, Inc..........................  53,545    177,234
  #*Liquidity Services, Inc...............................  43,203  1,231,285
    Littelfuse, Inc.......................................  28,600  2,287,714
  #*LogMeIn, Inc..........................................   1,186     35,248
   *LoJack Corp...........................................  42,858    142,717
   *LTX-Credence Corp.....................................  96,198    515,621
   *Magnachip Semiconductor Corp..........................  91,798  1,887,367
   *Manhattan Associates, Inc.............................  20,190  1,783,585
   #ManTech International Corp. Class A...................  16,430    485,342
   #Marchex, Inc. Class B.................................  53,747    327,857
   *Market Leader, Inc....................................  67,535    790,835
   *Mattersight Corp......................................  13,991     39,175
   *Mattson Technology, Inc............................... 132,667    297,174

                                     1255

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
    MAXIMUS, Inc..........................................  64,564 $2,428,252
   *MaxLinear, Inc. Class A...............................  10,923     75,696
   *Maxwell Technologies, Inc.............................   5,314     42,140
   *Measurement Specialties, Inc..........................  36,932  1,838,475
   *MEMSIC, Inc...........................................  19,187     79,818
    Mentor Graphics Corp.................................. 201,941  4,145,849
  #*Mercury Systems, Inc..................................  55,881    518,576
  #*Meru Networks, Inc....................................   1,036      3,730
   #Mesa Laboratories, Inc................................   6,345    414,075
    Methode Electronics, Inc..............................  84,399  1,594,297
   #Micrel, Inc...........................................  99,082  1,051,260
   *Microsemi Corp........................................  82,926  2,044,955
  #*Mindspeed Technologies, Inc...........................  92,934    285,307
   #MKS Instruments, Inc..................................  64,787  1,757,023
   #MOCON, Inc............................................  11,568    165,538
   *ModusLink Global Solutions, Inc.......................  84,702    263,423
  #*MoneyGram International, Inc..........................   9,596    208,329
    Monolithic Power Systems, Inc.........................  67,412  1,764,846
    Monotype Imaging Holdings, Inc........................  71,866  1,762,873
  #*Monster Worldwide, Inc................................  56,927    325,622
  #*MoSys, Inc............................................  68,560    281,782
   *Move, Inc.............................................  91,290  1,268,018
   #MTS Systems Corp......................................  19,647  1,238,743
   *Multi-Fineline Electronix, Inc........................  36,866    557,414
  #*Nanometrics, Inc......................................  50,029    768,445
  #*NAPCO Security Technologies, Inc......................  40,293    205,494
  #*Navarre Corp..........................................  73,810    229,549
   *NCI, Inc. Class A.....................................  13,413     60,761
  #*NeoPhotonics Corp.....................................   2,697     23,680
  #*NETGEAR, Inc..........................................  41,819  1,246,624
   *Netlist, Inc..........................................  48,220     45,809
   *Netscout Systems, Inc.................................  64,833  1,720,019
  #*NeuStar, Inc. Class A.................................     700     39,256
   *Newport Corp..........................................  71,913  1,053,525
    NIC, Inc..............................................  20,171    371,550
   *Novatel Wireless, Inc.................................  73,082    309,868
  #*Numerex Corp. Class A.................................  34,182    369,166
  #*Oclaro, Inc...........................................  44,433     52,875
   *Official Payments Holdings, Inc.......................  32,296    230,916
  #*OmniVision Technologies, Inc..........................  66,870  1,087,306
  #*Onvia, Inc............................................   3,803     20,498
   *OpenTable, Inc........................................   7,812    497,468
   *Oplink Communications, Inc............................  48,674    980,781
    Optical Cable Corp....................................  17,561     75,512
   *OSI Systems, Inc......................................  29,110  2,049,053
   *Pandora Media, Inc....................................  58,392  1,070,909
   *PAR Technology Corp...................................  32,181    135,160
    Park Electrochemical Corp.............................  33,564    912,941
    PC Connection, Inc....................................  61,775  1,047,704
    PC-Tel, Inc...........................................  39,723    383,327
  #*PCM, Inc..............................................  28,324    284,373
   *PDF Solutions, Inc....................................  48,486    994,933
    Perceptron, Inc.......................................  24,048    190,941

                                     1256

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Perficient, Inc.......................................  72,621 $  991,277
   *Performance Technologies, Inc.........................  25,604     35,206
   *Pericom Semiconductor Corp............................  55,754    426,518
  #*Photronics, Inc....................................... 132,042  1,010,121
   *Pixelworks, Inc.......................................  33,255    111,737
   *Planar Systems, Inc...................................  29,908     56,227
    Plantronics, Inc......................................  41,400  1,924,686
   *Plexus Corp...........................................  45,907  1,605,368
   *PLX Technology, Inc...................................  27,768    152,169
  #*PMC - Sierra, Inc..................................... 258,477  1,707,241
   *Polycom, Inc.......................................... 102,819    982,950
    Power Integrations, Inc...............................  32,553  1,795,298
   *PRGX Global, Inc......................................  59,283    367,555
  #*Procera Networks, Inc.................................   1,980     29,542
   *Progress Software Corp................................  77,464  1,982,304
   *PROS Holdings, Inc....................................  10,085    330,990
   #QAD, Inc. Class A.....................................  24,504    312,671
   #QAD, Inc. Class B.....................................   6,515     74,922
   *QLIK Technologies, Inc................................  10,209    319,746
   *QLogic Corp........................................... 124,766  1,373,674
   *Qualstar Corp.........................................  12,400     18,352
   *QuinStreet, Inc.......................................  11,713    109,048
   *Radisys Corp..........................................  52,323    216,094
  #*Rambus, Inc...........................................  36,461    355,495
  #*RealD, Inc............................................   9,865    105,062
   *RealNetworks, Inc.....................................  72,020    566,797
   *Reis, Inc.............................................  15,451    284,298
   *Relm Wireless Corp....................................  29,676    118,704
  #*Remark Media, Inc.....................................  14,739     43,038
   *Responsys, Inc........................................  36,388    527,262
    RF Industries, Ltd....................................   5,082     31,153
   *RF Micro Devices, Inc................................. 237,097  1,230,533
    Richardson Electronics, Ltd...........................  30,460    342,370
    Rimage Corp...........................................  21,930    197,809
  #*Riverbed Technology, Inc..............................   9,203    143,935
   *Rofin-Sinar Technologies, Inc.........................  36,445    842,244
   *Rogers Corp...........................................  24,439  1,359,297
   *Rosetta Stone, Inc....................................  40,600    663,404
  #*Rovi Corp.............................................  26,494    596,910
  #*Rubicon Technology, Inc...............................  44,265    372,711
  #*Rudolph Technologies, Inc.............................  78,100    964,535
  #*Saba Software, Inc....................................   8,099     80,990
   *Sanmina Corp..........................................  79,447  1,307,698
   *Sapient Corp.......................................... 114,211  1,565,833
   *ScanSource, Inc.......................................  29,913  1,065,202
   *Scientific Learning Corp..............................  26,056     13,028
  #*SciQuest, Inc.........................................   1,822     44,931
   *Seachange International, Inc..........................  75,765    892,512
   *Selectica, Inc........................................   1,042      8,774
  #*Semtech Corp..........................................  65,709  1,987,697
  #*ServiceSource International, Inc......................  22,437    239,403
   *Sevcon, Inc...........................................   4,832     25,006
   *ShoreTel, Inc.........................................  69,460    270,199

                                     1257

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
  #*Sigma Designs, Inc....................................  46,349 $  241,942
  #*Silicon Graphics International Corp...................  41,477    780,597
   *Silicon Image, Inc.................................... 155,771    892,568
  #*Silicon Laboratories, Inc.............................  22,291    870,686
   *Smith Micro Software, Inc.............................  56,638     65,134
   *SMTC Corp.............................................  10,494     19,939
  #*Sonus Networks, Inc................................... 243,700    833,454
   *Sourcefire, Inc.......................................  25,577  1,929,273
   *Spansion, Inc. Class A................................  33,519    395,524
   *Spark Networks, Inc...................................  38,382    317,803
   *SS&C Technologies Holdings, Inc.......................  31,641  1,132,115
   *Stamps.com, Inc.......................................  27,405  1,092,363
   *StarTek, Inc..........................................  25,558    136,224
   *STEC, Inc.............................................  82,526    558,701
  #*Stratasys, Ltd........................................  29,742  2,636,628
  #*SunPower Corp.........................................  20,122    556,373
   *Super Micro Computer, Inc.............................  49,742    576,510
    Supertex, Inc.........................................  26,761    719,336
   *support.com, Inc...................................... 103,185    521,084
   *Sykes Enterprises, Inc................................  51,985    912,857
   *Symmetricom, Inc......................................  94,240    484,394
  #*Synaptics, Inc........................................  27,717  1,108,680
  #*Synchronoss Technologies, Inc.........................  17,173    592,297
  #*SYNNEX Corp...........................................  58,459  2,894,890
  #*Take-Two Interactive Software, Inc....................  77,671  1,361,573
   *Tech Data Corp........................................  17,911    919,551
   *TechTarget, Inc.......................................  57,889    312,022
   *TeleCommunication Systems, Inc. Class A............... 114,939    310,335
   *Telenav, Inc..........................................  61,531    377,185
   *TeleTech Holdings, Inc................................  62,869  1,574,868
   #Tellabs, Inc.......................................... 147,403    330,183
   #Tessco Technologies, Inc..............................  19,087    611,547
    Tessera Technologies, Inc.............................  58,942  1,182,966
    TheStreet, Inc........................................  73,298    147,329
    Transact Technologies, Inc............................  21,556    195,944
   *Travelzoo, Inc........................................   5,318    152,467
   *Trio Tech International...............................     400      1,444
   *TriQuint Semiconductor, Inc........................... 200,263  1,600,101
    TSR, Inc..............................................     300        930
  #*TTM Technologies, Inc.................................  80,481    743,644
  #*Tyler Technologies, Inc...............................  34,175  2,550,138
   *Ultimate Software Group, Inc..........................   2,656    359,357
   *Ultra Clean Holdings..................................  37,965    263,097
  #*Ultratech, Inc........................................  36,610  1,069,744
  #*Unisys Corp...........................................  39,168  1,016,018
   #United Online, Inc.................................... 222,900  1,809,948
  #*USA Technologies, Inc.................................  42,977     88,962
   *UTStarcom Holdings Corp...............................  25,752     71,076
  #*ValueClick, Inc.......................................  93,902  2,294,965
  #*Veeco Instruments, Inc................................  34,477  1,198,421
   *Verint Systems, Inc...................................  40,837  1,461,148
  #*ViaSat, Inc...........................................  25,352  1,693,260
  #*Viasystems Group, Inc.................................  10,156    150,817

                                     1258

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Vicon Industries, Inc.................................  12,267 $     32,262
   *Video Display Corp....................................  29,556      112,608
   *Virtusa Corp..........................................  58,722    1,513,853
  #*Vishay Intertechnology, Inc........................... 184,209    2,650,768
  #*Vishay Precision Group, Inc...........................   8,414      136,475
  #*VistaPrint NV.........................................  35,640    1,816,927
   *Volterra Semiconductor Corp...........................  29,470      444,113
    Wayside Technology Group, Inc.........................  12,677      158,336
   *Web.com Group, Inc....................................  45,176    1,173,672
   *WebMD Health Corp.....................................  11,619      383,543
  #*Westell Technologies, Inc. Class A.................... 119,124      308,531
   *WEX, Inc..............................................   6,152      534,855
   *XO Group, Inc.........................................  64,966      776,993
    Xyratex, Ltd..........................................  65,899      710,391
   *Zebra Technologies Corp. Class A......................  42,318    1,953,822
   *Zix Corp.............................................. 122,482      551,169
   *Zygo Corp.............................................  44,558      698,224
                                                                   ------------
Total Information Technology..............................          295,494,589
                                                                   ------------
Materials -- (4.7%)
    A Schulman, Inc.......................................  39,305    1,053,374
  #*AEP Industries, Inc...................................  15,313    1,235,759
   *AM Castle & Co........................................  47,853      814,458
    AMCOL International Corp..............................  33,527    1,176,127
   *American Pacific Corp.................................  15,105      549,369
    American Vanguard Corp................................  64,951    1,603,640
  #*Arabian American Development Co.......................  15,657      139,974
    Axiall Corp...........................................  31,063    1,369,257
    Balchem Corp..........................................  26,831    1,335,111
    Boise, Inc............................................ 129,900    1,182,090
    Buckeye Technologies, Inc.............................  76,189    2,835,755
  #*Calgon Carbon Corp....................................  57,003    1,022,064
   #Carpenter Technology Corp.............................  22,096    1,155,179
   *Century Aluminum Co...................................  91,689      769,271
    Chase Corp............................................  19,295      535,436
   *Chemtura Corp.........................................  48,482    1,084,058
   *Clearwater Paper Corp.................................  22,117    1,081,964
   *Coeur d'Alene Mines Corp..............................  56,042      751,523
    Commercial Metals Co.................................. 130,977    2,028,834
   *Contango ORE, Inc.....................................   2,399       20,392
   *Continental Materials Corp............................   1,135       18,449
   *Core Molding Technologies, Inc........................  24,525      226,366
   #Deltic Timber Corp....................................  10,217      616,392
    Eagle Materials, Inc..................................  49,700    3,353,756
   *Ferro Corp............................................  84,393      551,086
  #*Flotek Industries, Inc................................  39,200      767,536
    Friedman Industries, Inc..............................  15,233      150,197
    FutureFuel Corp.......................................  25,078      395,982
  #*General Moly, Inc..................................... 194,739      366,109
   #Globe Specialty Metals, Inc...........................  41,730      497,839
  #*Golden Minerals Co....................................   3,249        4,451
   *Graphic Packaging Holding Co.......................... 274,844    2,363,658
    Greif, Inc. Class A...................................   5,000      276,600

                                     1259

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Materials -- (Continued)
   #Hawkins, Inc..........................................  22,677 $  878,734
   #Haynes International, Inc.............................  22,213  1,068,445
    HB Fuller Co..........................................  55,958  2,246,714
  #*Headwaters, Inc....................................... 115,736  1,091,390
   #Hecla Mining Co.......................................  74,320    240,054
  #*Horsehead Holding Corp................................  86,776  1,063,006
    Innophos Holdings, Inc................................  31,295  1,559,743
    Innospec, Inc.........................................  34,589  1,484,560
   #Intrepid Potash, Inc..................................  18,807    240,353
    Kaiser Aluminum Corp..................................  24,077  1,571,024
    KapStone Paper and Packaging Corp.....................  76,202  3,356,698
    KMG Chemicals, Inc....................................  27,369    617,992
    Koppers Holdings, Inc.................................  16,148    624,120
   *Kraton Performance Polymers, Inc......................  25,135    510,240
   *Landec Corp...........................................  62,597    944,589
   *Louisiana-Pacific Corp................................ 183,497  2,983,661
   *LSB Industries, Inc...................................  32,790  1,078,135
    Materion Corp.........................................  41,009  1,236,011
  #*McEwen Mining, Inc.................................... 122,506    240,112
  #*Mercer International, Inc.............................  90,527    626,447
    Minerals Technologies, Inc............................  44,730  2,057,580
  #*Mines Management, Inc.................................  23,303     16,312
   *Mod-Pac Corp..........................................   5,715     47,577
    Myers Industries, Inc.................................  89,037  1,733,550
    Neenah Paper, Inc.....................................  33,652  1,331,610
   #NewMarket Corp........................................   7,700  2,098,712
    Noranda Aluminum Holding Corp.........................  58,017    180,433
  #*Northern Technologies International Corp..............   7,993    102,630
    Olin Corp.............................................  72,506  1,769,146
    Olympic Steel, Inc....................................  24,946    694,746
  #*OM Group, Inc.........................................  39,000  1,203,930
  #*OMNOVA Solutions, Inc.................................  96,462    777,484
   *Penford Corp..........................................  25,828    383,288
    PH Glatfelter Co......................................  71,213  1,885,008
    PolyOne Corp.......................................... 138,188  3,995,015
    Quaker Chemical Corp..................................  33,824  2,231,369
   *Resolute Forest Products, Inc.........................  12,487    190,552
  #*RTI International Metals, Inc.........................  34,101  1,045,196
   #Schnitzer Steel Industries, Inc. Class A..............  21,612    554,564
   #Schweitzer-Mauduit International, Inc.................  49,148  2,660,873
   *Senomyx, Inc..........................................     600      1,584
    Sensient Technologies Corp............................  37,527  1,651,563
    Stepan Co.............................................  23,206  1,389,111
  #*Stillwater Mining Co..................................  97,521  1,180,004
   *SunCoke Energy, Inc...................................  21,696    342,797
    Synalloy Corp.........................................  15,685    259,900
  #*Texas Industries, Inc.................................  44,165  2,744,413
    Tredegar Corp.........................................  30,500    915,305
    Tronox, Ltd. Class A..................................   3,545     76,962
   *United States Lime & Minerals, Inc....................  12,780    762,199
   *Universal Stainless & Alloy Products, Inc.............  17,848    460,478
   #Wausau Paper Corp..................................... 129,988  1,480,563
    Westlake Chemical Corp................................  21,643  2,251,305

                                     1260

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
    Worthington Industries, Inc...........................  82,330 $ 2,944,944
    Zep, Inc..............................................  46,908     613,557
  #*Zoltek Cos., Inc......................................  74,271   1,034,595
                                                                   -----------
Total Materials...........................................          98,062,939
                                                                   -----------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.........................     700          --
 o#*Gerber Scientific, Inc. Escrow Shares.................  58,381          --
  o*Petrocorp, Inc. Escrow Shares.........................   5,200         312
  o*Price Communications Liquidation Trust................  68,586          --
                                                                   -----------
Total Other...............................................                 312
                                                                   -----------
Telecommunication Services -- (0.6%)
  #*8x8, Inc..............................................  64,747     586,608
    Alteva................................................   6,834      66,768
    Atlantic Tele-Network, Inc............................  26,846   1,369,146
  #*Boingo Wireless, Inc..................................   6,442      45,094
   *Cbeyond, Inc..........................................  33,970     287,726
   *Cincinnati Bell, Inc.................................. 245,250     846,112
    Consolidated Communications Holdings, Inc.............  54,232     948,518
   *General Communication, Inc. Class A...................  92,715     820,528
  #*Hawaiian Telcom Holdco, Inc...........................   3,202      89,080
   #HickoryTech Corp......................................  34,398     385,946
    IDT Corp. Class B.....................................  47,769     987,385
    Inteliquent, Inc......................................  86,522     721,593
  #*Iridium Communications, Inc........................... 112,323     945,760
    Lumos Networks Corp...................................  21,796     413,034
    NTELOS Holdings Corp..................................   2,293      42,948
  #*ORBCOMM, Inc..........................................  97,869     471,729
   *Premiere Global Services, Inc......................... 122,592   1,348,512
    Primus Telecommunications Group, Inc..................   7,442      89,155
   #Shenandoah Telecommunications Co......................  37,763     727,693
    USA Mobility, Inc.....................................  49,865     778,891
   *Vonage Holdings Corp.................................. 286,325     921,966
                                                                   -----------
Total Telecommunication Services..........................          12,894,192
                                                                   -----------
Utilities -- (2.1%)
    ALLETE, Inc...........................................  45,654   2,447,967
   #American States Water Co..............................  20,867   1,340,079
   #Artesian Resources Corp. Class A......................  17,365     408,772
    Avista Corp...........................................  70,665   2,033,739
    Black Hills Corp......................................  49,990   2,651,970
  #*Cadiz, Inc............................................   1,246       5,757
    California Water Service Group........................  38,695     843,551
   #Chesapeake Utilities Corp.............................  20,760   1,230,445
    Cleco Corp............................................  10,981     532,688
    Connecticut Water Service, Inc........................  20,021     598,628
    Consolidated Water Co., Ltd...........................  22,624     268,321
   #Delta Natural Gas Co., Inc............................  17,638     401,617
  #*Dynegy, Inc...........................................  42,094     877,239
    El Paso Electric Co...................................  49,500   1,869,615
    Empire District Electric Co. (The)....................  47,790   1,107,772

                                     1261

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                     ---------- --------------
Utilities -- (Continued)
    Gas Natural, Inc................................     18,750 $      195,375
    Genie Energy, Ltd. Class B......................     44,919        463,115
   #IDACORP, Inc....................................      7,995        421,896
    Laclede Group, Inc. (The).......................     23,836      1,093,119
    MGE Energy, Inc.................................     27,184      1,595,973
    Middlesex Water Co..............................     34,446        728,188
   #New Jersey Resources Corp.......................     33,082      1,480,750
   #Northwest Natural Gas Co........................     30,416      1,336,479
    NorthWestern Corp...............................     44,135      1,862,497
   #Ormat Technologies, Inc.........................     24,410        562,162
   #Otter Tail Corp.................................     40,694      1,244,829
    PNM Resources, Inc..............................     99,252      2,330,437
    Portland General Electric Co....................     41,385      1,311,905
    RGC Resources, Inc..............................     13,188        248,594
    SJW Corp........................................     40,520      1,130,103
   #South Jersey Industries, Inc....................     33,387      2,039,946
    Southwest Gas Corp..............................     17,562        871,778
  #*Synthesis Energy Systems, Inc...................     52,632         44,211
   #UIL Holdings Corp...............................     49,500      2,021,580
   #Unitil Corp.....................................     28,383        872,493
    UNS Energy Corp.................................     37,793      1,921,774
    WGL Holdings, Inc...............................     36,505      1,678,135
   #York Water Co...................................     25,979        547,637
                                                                --------------
Total Utilities.....................................                42,621,136
                                                                --------------
TOTAL COMMON STOCKS.................................             1,742,299,259
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Corp. Contingent Value Rights......      3,283             --
  o*CVR Energy, Inc. Contingent Value Rights........     93,364             --
  o*Wright Medical Group, Inc. Contingent Value
   Rights...........................................      1,100          3,300
                                                                --------------
TOTAL RIGHTS/WARRANTS...............................                     3,300
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves......  6,111,440      6,111,440
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (15.7%)
   (S)@ DFA Short Term Investment Fund.............. 28,099,885    325,115,671
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,301,858,294)^^..........................            $2,073,529,670
                                                                ==============

                                     1262

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.......... $  308,437,540           --   --    $  308,437,540
   Consumer Staples................     81,285,978           --   --        81,285,978
   Energy..........................     87,526,147           --   --        87,526,147
   Financials......................    344,291,838 $      8,792   --       344,300,630
   Health Care.....................    163,042,283       57,403   --       163,099,686
   Industrials.....................    308,560,491       15,619   --       308,576,110
   Information Technology..........    295,494,589           --   --       295,494,589
   Materials.......................     98,062,939           --   --        98,062,939
   Other...........................             --          312   --               312
   Telecommunication Services......     12,894,192           --   --        12,894,192
   Utilities.......................     42,621,136           --   --        42,621,136
Rights/Warrants....................             --        3,300   --             3,300
Temporary Cash Investments.........      6,111,440           --   --         6,111,440
Securities Lending Collateral......             --  325,115,671   --       325,115,671
                                    -------------- ------------   --    --------------
TOTAL.............................. $1,748,328,573 $325,201,097   --    $2,073,529,670
                                    ============== ============   ==    ==============

                                     1263

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- ----------
COMMON STOCKS -- (91.4%)
Consumer Discretionary -- (13.5%)
   *1-800-Flowers.com, Inc. Class A.......................  19,117 $  125,790
    Aaron's, Inc..........................................  48,639  1,393,994
   #Abercrombie & Fitch Co. Class A.......................  43,637  2,176,177
    Advance Auto Parts, Inc...............................   3,500    288,715
  #*Aeropostale, Inc......................................  55,059    833,043
   *AFC Enterprises, Inc..................................   9,402    345,994
    AH Belo Corp. Class A.................................  11,610     87,075
    Allison Transmission Holdings, Inc....................   5,824    138,378
   *Amazon.com, Inc.......................................  14,300  4,307,446
    Ambassadors Group, Inc................................   9,192     33,459
   *AMC Networks, Inc. Class A............................  14,928  1,018,985
    Amcon Distributing Co.................................     116      9,005
  #*America's Car-Mart, Inc...............................   6,200    268,336
    American Eagle Outfitters, Inc........................ 115,622  2,270,816
  #*American Public Education, Inc........................   9,718    383,958
    Ameristar Casinos, Inc................................  17,796    471,060
   *ANN, Inc..............................................  29,594  1,002,941
  #*Apollo Group, Inc. Class A............................   6,900    125,718
    Arbitron, Inc.........................................   6,900    317,124
    Arctic Cat, Inc.......................................   8,996    495,140
    Ark Restaurants Corp..................................   2,015     42,416
   *Asbury Automotive Group, Inc..........................  21,501  1,050,109
   *Ascena Retail Group, Inc..............................  97,562  1,862,459
  #*Ascent Capital Group, Inc. Class A....................   8,599    668,228
    Autoliv, Inc..........................................  13,256  1,083,943
   *AutoNation, Inc.......................................  47,039  2,253,168
   *AutoZone, Inc.........................................   2,600  1,166,308
   *Ballantyne Strong, Inc................................   7,721     31,656
  #*Bally Technologies, Inc...............................  18,899  1,354,680
   *Barnes & Noble, Inc...................................  41,372    738,490
    Bassett Furniture Industries, Inc.....................   6,115     97,412
    Beasley Broadcasting Group, Inc. Class A..............   2,443     19,617
  #*Beazer Homes USA, Inc.................................   9,480    162,961
   #bebe stores, Inc......................................  42,287    252,876
  #*Bed Bath & Beyond, Inc................................  22,200  1,697,634
    Belo Corp. Class A....................................  64,234    915,977
    Best Buy Co., Inc.....................................  82,954  2,496,086
    Big 5 Sporting Goods Corp.............................  15,059    305,246
   *Big Lots, Inc.........................................  40,885  1,477,175
   *Biglari Holdings, Inc.................................   1,062    442,387
  #*BJ's Restaurants, Inc.................................  19,664    700,825
  #*Blue Nile, Inc........................................   2,200     85,426
   #Blyth, Inc............................................  10,298    144,275
    Bob Evans Farms, Inc..................................  18,828    956,839
   *Body Central Corp.....................................   5,492     66,234
    Bon-Ton Stores, Inc. (The)............................   9,305    175,492
  #*Books-A-Million, Inc..................................   7,576     18,789
   *BorgWarner, Inc.......................................  21,107  2,014,241
    Bowl America, Inc. Class A............................   1,280     17,760
  #*Boyd Gaming Corp......................................  35,300    469,843
  #*Bravo Brio Restaurant Group, Inc......................  12,509    204,397

                                     1264

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Bridgepoint Education, Inc............................  17,928 $   288,999
   #Brinker International, Inc............................  28,231   1,133,475
    Brown Shoe Co., Inc...................................  30,003     713,171
    Brunswick Corp........................................  10,869     410,305
   #Buckle, Inc. (The)....................................  14,000     783,720
  #*Buffalo Wild Wings, Inc...............................   9,647     999,236
   *Build-A-Bear Workshop, Inc............................  11,127      79,113
  #*Cabela's, Inc.........................................  43,917   3,014,463
    Cablevision Systems Corp. Class A.....................  38,808     725,322
   *Cache, Inc............................................   9,167      38,501
   #Callaway Golf Co......................................  47,543     341,359
   *Cambium Learning Group, Inc...........................  38,040      51,734
    Canterbury Park Holding Corp..........................     200       2,014
   *Capella Education Co..................................   8,201     401,931
   *Career Education Corp.................................  37,866     121,929
  #*CarMax, Inc...........................................  52,548   2,576,954
   *Carmike Cinemas, Inc..................................  12,206     223,614
    Carnival Corp......................................... 118,459   4,386,537
    Carriage Services, Inc................................   9,746     182,835
  #*Carrols Restaurant Group, Inc.........................  14,565      95,692
    Carter's, Inc.........................................  32,552   2,321,609
    Cato Corp. (The) Class A..............................  17,798     501,014
  #*Cavco Industries, Inc.................................   4,318     236,583
    CBS Corp. Class A.....................................   7,638     407,487
    CBS Corp. Class B..................................... 191,185  10,102,215
    CEC Entertainment, Inc................................   9,700     403,423
   *Central European Media Enterprises, Ltd. Class A......   1,600       5,376
  #*Charles & Colvard, Ltd................................   9,461      43,899
   *Charter Communications, Inc. Class A..................   5,215     655,734
    Cheesecake Factory, Inc. (The)........................  36,065   1,530,599
    Cherokee, Inc.........................................   2,045      26,524
    Chico's FAS, Inc......................................  91,885   1,573,990
   *Children's Place Retail Stores, Inc. (The)............  16,085     869,233
   *Chipotle Mexican Grill, Inc...........................   5,000   2,061,350
   #Choice Hotels International, Inc......................  15,862     659,383
   *Christopher & Banks Corp..............................  16,842     115,199
    Churchill Downs, Inc..................................  11,574     939,925
    Cinemark Holdings, Inc................................  64,292   1,872,183
   *Citi Trends, Inc......................................   9,300     131,037
  #*Clear Channel Outdoor Holdings, Inc. Class A..........  22,155     164,390
    Coach, Inc............................................  15,500     823,515
   *Cobra Electronics Corp................................   2,859       7,491
  #*Coldwater Creek, Inc..................................   5,123      13,525
   #Collectors Universe...................................   4,045      65,084
   #Columbia Sportswear Co................................  21,849   1,409,698
    Comcast Corp. Class A................................. 456,217  20,566,262
    Comcast Corp. Special Class A......................... 154,874   6,676,618
   *Conn's, Inc...........................................  23,510   1,519,216
    Cooper Tire & Rubber Co...............................  43,496   1,458,856
    Core-Mark Holding Co., Inc............................   7,679     481,089
  #*Corinthian Colleges, Inc..............................  42,969      96,251
   #Cracker Barrel Old Country Store, Inc.................  12,320   1,206,128
   *Crocs, Inc............................................  61,812     844,970

                                     1265

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Crown Media Holdings, Inc. Class A....................   2,100 $    6,237
    CSS Industries, Inc...................................     200      5,326
  #*CST Brands, Inc.......................................  19,046    621,090
    CTC Media, Inc........................................  95,552  1,060,627
    Culp, Inc.............................................   7,429    142,934
   *Cumulus Media, Inc. Class A...........................  11,282     48,287
    Dana Holding Corp.....................................  94,093  2,055,932
    Darden Restaurants, Inc...............................  22,600  1,108,530
  #*Deckers Outdoor Corp..................................  16,680    914,564
  #*dELiA*s, Inc..........................................   3,569      5,354
   #Delphi Automotive P.L.C...............................   1,741     93,527
   *Delta Apparel, Inc....................................   6,071     97,440
    Destination Maternity Corp............................   9,223    277,243
   *Destination XL Group, Inc.............................  32,231    207,890
   #DeVry, Inc............................................  26,178    787,434
   *DGSE Cos., Inc........................................   2,601      5,852
    Dick's Sporting Goods, Inc............................  14,942    768,168
  #*Digital Generation, Inc...............................  13,316    103,199
    Dillard's, Inc. Class A...............................  39,857  3,365,127
    DineEquity, Inc.......................................  13,201    919,714
   *DIRECTV...............................................  57,283  3,624,295
   *Discovery Communications, Inc.........................  22,783  1,655,413
   *Discovery Communications, Inc. Class A................  21,350  1,702,022
   *Discovery Communications, Inc. Class B................   1,077     85,751
    DISH Network Corp. Class A............................  13,800    616,170
   *Dixie Group, Inc. (The)...............................   3,261     29,316
   *Dollar General Corp...................................  17,616    963,067
   *Dollar Tree, Inc......................................  30,600  1,641,690
   #Domino's Pizza, Inc...................................  24,441  1,529,518
   #Dorman Products, Inc..................................  22,606  1,064,291
    Dover Downs Gaming & Entertainment, Inc...............   8,312     12,136
    DR Horton, Inc........................................ 187,710  3,772,971
  #*DreamWorks Animation SKG, Inc. Class A................  26,736    661,983
    Drew Industries, Inc..................................  15,489    632,416
    DSW, Inc. Class A.....................................  16,557  1,254,855
    Dunkin' Brands Group, Inc.............................  13,448    580,954
  #*Education Management Corp.............................  28,756    202,730
    Educational Development Corp..........................   1,000      3,110
    Einstein Noah Restaurant Group, Inc...................  10,689    173,482
   *Emerson Radio Corp....................................  11,467     19,838
  #*Empire Resorts, Inc...................................     840      2,730
  #*Entercom Communications Corp. Class A.................  14,466    141,911
  #*Entertainment Gaming Asia, Inc........................     991      1,635
    Entravision Communications Corp. Class A..............  26,167    148,890
    Escalade, Inc.........................................   4,685     30,218
    Ethan Allen Interiors, Inc............................  19,917    604,879
  #*Ever-Glory International Group, Inc...................     945      2,844
   *EW Scripps Co. Class A................................  30,612    508,465
    Expedia, Inc..........................................  11,934    562,449
   *Express, Inc..........................................  24,710    557,211
  #*FAB Universal Corp....................................   1,225      4,912
    Family Dollar Stores, Inc.............................   5,700    391,932
  #*Famous Dave's Of America, Inc.........................   3,800     61,370

                                     1266

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Federal-Mogul Corp....................................  46,933 $   731,216
   *Fiesta Restaurant Group, Inc..........................  13,204     416,586
   *Fifth & Pacific Cos., Inc.............................  22,586     537,999
    Finish Line, Inc. (The) Class A.......................  32,100     714,546
    Fisher Communications, Inc............................   4,242     173,795
   #Flexsteel Industries, Inc.............................   1,903      47,366
   #Foot Locker, Inc......................................  96,404   3,483,077
    Ford Motor Co......................................... 327,501   5,528,217
   *Fossil Group, Inc.....................................  25,357   2,786,734
    Fred's, Inc. Class A..................................  23,700     407,640
    Frisch's Restaurants, Inc.............................   2,647      57,731
  #*Fuel Systems Solutions, Inc...........................  13,533     246,165
  #*Full House Resorts, Inc...............................   5,091      14,917
   *Furniture Brands International, Inc...................     514       1,208
  #*G-III Apparel Group, Ltd..............................  13,776     708,913
   *Gaiam, Inc. Class A...................................   9,924      48,330
   #GameStop Corp. Class A................................  87,958   4,315,220
    Gaming Partners International Corp....................   3,430      29,189
    Gannett Co., Inc...................................... 152,595   3,930,847
    Gap, Inc. (The).......................................  94,475   4,336,403
   #Garmin, Ltd...........................................  56,321   2,257,346
   *Geeknet, Inc..........................................   3,343      48,072
  #*General Motors Co..................................... 141,571   5,078,152
   *Genesco, Inc..........................................  15,810   1,112,708
   #Gentex Corp...........................................  74,326   1,678,281
   *Gentherm, Inc.........................................  23,527     479,951
   #Genuine Parts Co......................................  30,256   2,480,689
  #*Global Sources, Ltd...................................  11,995      86,844
   *Goodyear Tire & Rubber Co. (The)......................  45,600     843,600
   *Gordmans Stores, Inc..................................   3,412      47,734
   *Grand Canyon Education, Inc...........................  21,184     716,443
   *Gray Television, Inc..................................  36,725     286,822
   *Gray Television, Inc. Class A.........................   2,300      17,664
   #Group 1 Automotive, Inc...............................  16,776   1,221,125
   *Groupon, Inc..........................................  11,275      99,897
   #Guess?, Inc...........................................  49,578   1,669,787
    H&R Block, Inc........................................  22,900     719,747
   *Hallwood Group, Inc. (The)............................     242       2,311
    Hanesbrands, Inc......................................  17,637   1,119,244
    Harley-Davidson, Inc..................................  33,100   1,879,087
    Harman International Industries, Inc..................  43,515   2,633,963
    Harte-Hanks, Inc......................................  32,075     306,637
   #Hasbro, Inc...........................................  10,470     481,620
    Haverty Furniture Cos., Inc...........................  13,324     346,424
    Haverty Furniture Cos., Inc. Class A..................     717      18,448
   *Helen of Troy, Ltd....................................  21,629     918,800
   *hhgregg, Inc..........................................  20,538     322,241
  #*Hibbett Sports, Inc...................................  12,374     725,735
    Hillenbrand, Inc......................................  43,252   1,072,217
   *Hollywood Media Corp..................................   3,306       4,298
    Home Depot, Inc. (The)................................ 144,802  11,443,702
   #Hooker Furniture Corp.................................   6,263     105,281
    HSN, Inc..............................................  25,360   1,523,122

                                     1267

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
  #*Hyatt Hotels Corp. Class A............................  10,629 $  480,962
   *Iconix Brand Group, Inc...............................  47,177  1,549,293
    International Game Technology.........................  26,505    489,547
    International Speedway Corp. Class A..................  17,747    600,736
    Interpublic Group of Cos., Inc. (The)................. 130,592  2,148,238
    Interval Leisure Group, Inc...........................  36,376    782,448
  #*iRobot Corp...........................................  14,269    498,844
   *Isle of Capri Casinos, Inc............................  16,560    131,486
  #*ITT Educational Services, Inc.........................   3,700     97,051
   *Jack in the Box, Inc..................................  29,314  1,175,198
   #JAKKS Pacific, Inc....................................  11,057     66,453
   *Jarden Corp...........................................  56,010  2,546,775
  #*JC Penney Co., Inc....................................  86,773  1,266,886
   #John Wiley & Sons, Inc. Class A.......................  26,128  1,179,157
    John Wiley & Sons, Inc. Class B.......................   2,517    113,366
    Johnson Controls, Inc................................. 122,657  4,932,038
   *Johnson Outdoors, Inc. Class A........................   2,745     69,915
   #Jones Group, Inc. (The)...............................  54,253    890,834
  #*Jos A Bank Clothiers, Inc.............................  18,200    743,652
   *Journal Communications, Inc. Class A..................  30,219    276,806
  #*K12, Inc..............................................  20,425    635,218
   #KB Home...............................................  49,212    873,513
   *Kid Brands, Inc.......................................  10,879     17,624
   *Kirkland's, Inc.......................................  12,017    211,259
    Kohl's Corp...........................................  54,260  2,874,695
   *Kona Grill, Inc.......................................   4,914     63,047
    Koss Corp.............................................   2,055     10,501
   *Krispy Kreme Doughnuts, Inc...........................  41,725    877,060
    L Brands, Inc.........................................  54,920  3,062,888
    La-Z-Boy, Inc.........................................  36,437    755,339
   *Lakeland Industries, Inc..............................   2,263      9,776
   *Lamar Advertising Co. Class A.........................  32,452  1,406,145
    Las Vegas Sands Corp..................................  31,071  1,726,615
  #*LeapFrog Enterprises, Inc.............................  37,280    429,466
    Lear Corp.............................................  25,594  1,772,896
   *Learning Tree International, Inc......................   7,899     24,882
   #Leggett & Platt, Inc..................................  86,310  2,710,997
   #Lennar Corp. Class A..................................  96,883  3,281,427
    Lennar Corp. Class B..................................  14,859    404,908
   *Libbey, Inc...........................................   9,302    229,387
   *Liberty Global P.L.C. Class A.........................  19,217  1,558,883
   *Liberty Global P.L.C. Class B.........................     121      9,865
   *Liberty Global P.L.C. Series C........................  21,830  1,684,403
   *Liberty Interactive Corp. Class A..................... 226,805  5,547,650
   *Liberty Interactive Corp. Class B.....................   1,100     25,955
   *Liberty Media Corp. Class A...........................  59,392  8,536,412
   *Liberty Media Corp. Class B...........................     581     80,753
   *Liberty Ventures Series A.............................  13,531  1,214,001
   *Liberty Ventures Series B.............................      55      4,961
  #*Life Time Fitness, Inc................................  28,000  1,492,120
    Lifetime Brands, Inc..................................   6,949    104,096
    LIN Media LLC.........................................  19,894    321,288
    Lincoln Educational Services Corp.....................  11,973     75,071

                                     1268

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Lions Gate Entertainment Corp.........................   7,365 $   239,583
    Lithia Motors, Inc. Class A...........................  15,715   1,025,247
   *Live Nation Entertainment, Inc........................ 126,860   2,077,967
   *LKQ Corp.............................................. 146,600   3,821,862
    Loral Space & Communications, Inc.....................  12,243     765,065
    Lowe's Cos., Inc...................................... 255,861  11,406,283
  #*Luby's, Inc...........................................  15,643     125,770
  #*Lululemon Athletica, Inc..............................   5,900     410,463
  #*Lumber Liquidators Holdings, Inc......................  14,465   1,400,501
   *M/I Homes, Inc........................................  15,344     326,213
    Mac-Gray Corp.........................................   8,466     124,450
    Macy's, Inc........................................... 138,411   6,690,788
   *Madison Square Garden Co. (The) Class A...............  39,647   2,337,984
   *Maidenform Brands, Inc................................  14,764     344,887
    Marcus Corp...........................................  12,065     156,242
    Marine Products Corp..................................  19,424     175,593
   *MarineMax, Inc........................................  16,534     192,290
    Marriott International, Inc. Class A..................  19,633     816,144
   *Marriott Vacations Worldwide Corp.....................   1,576      69,344
   *Martha Stewart Living Omnimedia Class A...............  22,939      57,577
    Mattel, Inc...........................................  42,182   1,772,909
   #Matthews International Corp. Class A..................  17,874     691,366
  #*McClatchy Co. (The) Class A...........................  37,927     117,953
    McDonald's Corp.......................................  30,686   3,009,683
    MDC Holdings, Inc.....................................  33,631   1,064,085
  #*Media General, Inc. Class A...........................  10,569     116,153
   #Men's Wearhouse, Inc. (The)...........................  33,995   1,357,420
   #Meredith Corp.........................................  23,856   1,133,637
   *Meritage Homes Corp...................................  25,113   1,136,614
   *MGM Resorts International............................. 203,308   3,315,954
   *Modine Manufacturing Co...............................  32,229     354,519
   *Mohawk Industries, Inc................................  40,793   4,853,959
   *Monarch Casino & Resort, Inc..........................   9,224     189,092
   #Monro Muffler Brake, Inc..............................  17,643     758,825
    Morningstar, Inc......................................   5,726     436,436
   *Motorcar Parts of America, Inc........................   7,181      62,116
   #Movado Group, Inc.....................................  12,850     468,768
   *MTR Gaming Group, Inc.................................  11,998      43,073
   *Multimedia Games Holding Co., Inc.....................  18,101     633,354
    NACCO Industries, Inc. Class A........................   4,440     272,305
   *Nathan's Famous, Inc..................................   2,894     165,710
    National CineMedia, Inc...............................  24,004     434,712
   *Nautilus, Inc.........................................  18,776     164,853
   *Netflix, Inc..........................................   9,300   2,271,246
   *New York & Co., Inc...................................  41,309     257,355
  #*New York Times Co. (The) Class A...................... 103,924   1,265,794
    Newell Rubbermaid, Inc................................  73,006   1,972,622
   *News Corp. Class A....................................  94,070   1,498,535
   *News Corp. Class B....................................  33,381     537,100
    Nexstar Broadcasting Group, Inc. Class A..............  10,952     394,710
    NIKE, Inc.............................................  38,660   2,432,487
   *Nobility Homes, Inc...................................   1,152      10,080
   #Nordstrom, Inc........................................  15,830     969,429

                                     1269

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   #Nutrisystem, Inc......................................  12,467 $  155,962
   *NVR, Inc..............................................   2,277  2,107,591
   *O'Reilly Automotive, Inc..............................  38,194  4,784,180
   *Office Depot, Inc..................................... 191,446    828,961
    OfficeMax, Inc........................................  55,464    631,735
    Omnicom Group, Inc....................................  23,600  1,516,772
   *Orbitz Worldwide, Inc.................................  39,493    363,731
   *Orient-Express Hotels, Ltd. Class A...................  66,013    825,823
  #*Outerwall, Inc........................................  20,048  1,107,652
  #*Overstock.com, Inc....................................   6,747    229,465
    Oxford Industries, Inc................................  10,139    686,106
  #*Pacific Sunwear of California, Inc....................  18,409     81,920
   *Panera Bread Co. Class A..............................   4,600    768,430
   *Papa John's International, Inc........................  12,313    823,247
  #*Penn National Gaming, Inc.............................  49,461  2,472,555
    Penske Automotive Group, Inc..........................  57,268  2,129,224
   *Pep Boys-Manny Moe & Jack (The).......................  35,528    442,324
   *Perfumania Holdings, Inc..............................   1,922      9,994
    Perry Ellis International, Inc........................  10,487    210,789
    PetMed Express, Inc...................................  13,560    227,130
    PetSmart, Inc.........................................  15,192  1,112,358
    Pier 1 Imports, Inc...................................  56,100  1,318,350
  #*Pinnacle Entertainment, Inc...........................  34,461    732,296
   #Polaris Industries, Inc...............................  10,800  1,211,112
    Pool Corp.............................................  23,478  1,239,169
   *priceline.com, Inc....................................   3,200  2,802,144
   *PulteGroup, Inc....................................... 244,547  4,066,817
    PVH Corp..............................................  35,211  4,640,458
  #*Quiksilver, Inc....................................... 116,388    735,572
  #*Radio One, Inc. Class D...............................     841      1,867
  #*RadioShack Corp.......................................   6,000     16,380
    Ralph Lauren Corp.....................................   9,100  1,656,746
   *Reading International, Inc. Class A...................   4,671     29,007
   *Red Lion Hotels Corp..................................  10,267     68,276
   *Red Robin Gourmet Burgers, Inc........................   9,712    552,419
   #Regal Entertainment Group Class A.....................  32,614    614,774
   #Regis Corp............................................  38,861    675,016
   #Rent-A-Center, Inc....................................  40,650  1,625,594
   *Rentrak Corp..........................................   5,384    115,648
    RG Barry Corp.........................................   7,961    137,964
   *Rick's Cabaret International, Inc.....................   6,006     53,213
    Rocky Brands, Inc.....................................   3,771     65,163
    Ross Stores, Inc......................................  20,400  1,376,388
   #Royal Caribbean Cruises, Ltd..........................  93,415  3,558,177
   *Ruby Tuesday, Inc.....................................  41,572    304,307
  #*rue21, Inc............................................  12,084    504,870
    Ruth's Hospitality Group, Inc.........................  23,968    286,657
   #Ryland Group, Inc. (The)..............................  29,520  1,193,789
    Saga Communications, Inc. Class A.....................   1,505     78,034
  #*Saks, Inc............................................. 100,781  1,614,512
   #Salem Communications Corp. Class A....................   8,669     65,624
   *Sally Beauty Holdings, Inc............................  41,679  1,271,626
    Scholastic Corp.......................................   7,300    222,650

                                     1270

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Scientific Games Corp. Class A........................  58,483 $   797,123
    Scripps Networks Interactive, Inc. Class A............   7,948     562,480
  #*Sears Holdings Corp...................................  33,250   1,522,850
  #*Select Comfort Corp...................................  18,500     422,725
    Service Corp. International/US........................ 157,874   2,994,870
   *SHFL Entertainment, Inc...............................  38,211     869,300
    Shiloh Industries, Inc................................   9,659     123,828
    Shoe Carnival, Inc....................................  13,905     371,403
  #*Shutterfly, Inc.......................................  26,729   1,432,407
    Signet Jewelers, Ltd..................................  48,553   3,549,710
    Sinclair Broadcast Group, Inc. Class A................  13,900     392,119
    Six Flags Entertainment Corp..........................  41,784   1,537,233
   *Skechers U.S.A., Inc. Class A.........................  27,202     742,071
   *Skullcandy, Inc.......................................   1,852      10,223
   *Skyline Corp..........................................   3,075      15,037
    Sonic Automotive, Inc. Class A........................  30,575     676,931
   *Sonic Corp............................................  16,073     247,042
   #Sotheby's.............................................  37,090   1,669,050
    Spartan Motors, Inc...................................  20,035     121,412
    Speedway Motorsports, Inc.............................  25,143     464,391
   *Sport Chalet, Inc. Class A............................     100         141
   #Stage Stores, Inc.....................................  21,060     525,658
    Standard Motor Products, Inc..........................  15,619     537,137
   *Standard Pacific Corp................................. 132,350   1,082,623
   *Stanley Furniture Co., Inc............................   8,226      28,380
    Staples, Inc.......................................... 154,956   2,637,351
    Starbucks Corp........................................  36,500   2,600,260
    Starwood Hotels & Resorts Worldwide, Inc..............  14,600     965,790
   *Starz - Liberty Capital (85571Q102)...................  62,748   1,416,222
   *Starz - Liberty Capital (85571Q201)...................     581      13,026
    Stein Mart, Inc.......................................  27,532     384,622
   *Steiner Leisure, Ltd..................................   9,230     534,786
   *Steinway Musical Instruments, Inc.....................   7,816     284,112
   *Steven Madden, Ltd....................................  23,142   1,189,962
    Stewart Enterprises, Inc. Class A.....................  47,863     628,920
   *Stoneridge, Inc.......................................  19,059     230,233
    Strattec Security Corp................................   1,297      53,099
   #Strayer Education, Inc................................   1,182      52,315
   #Sturm Ruger & Co., Inc................................  10,514     534,847
    Superior Industries International, Inc................  17,116     311,682
    Superior Uniform Group, Inc...........................   4,706      54,684
    Systemax, Inc.........................................  21,834     210,261
  #*Tandy Leather Factory, Inc............................   1,550      13,594
    Target Corp...........................................  62,379   4,444,504
   *Tempur-Pedic International, Inc.......................  11,867     470,527
   *Tenneco, Inc..........................................  19,700     952,101
  #*Tesla Motors, Inc.....................................  19,592   2,630,814
    Texas Roadhouse, Inc..................................  47,487   1,160,582
   #Thor Industries, Inc..................................  36,536   1,974,771
   #Tiffany & Co..........................................  20,196   1,605,784
    Time Warner Cable, Inc................................  88,298  10,072,153
    Time Warner, Inc...................................... 214,866  13,377,557
    TJX Cos., Inc.........................................  28,800   1,498,752

                                     1271

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
  #*Toll Brothers, Inc.................................... 110,107 $ 3,619,217
    Town Sports International Holdings, Inc...............  10,196     128,674
    Tractor Supply Co.....................................  24,800   3,004,024
   #Trans World Entertainment Corp........................     900       4,500
   *Trinity Place Holdings, Inc...........................     699       3,198
   *TripAdvisor, Inc......................................   6,625     497,008
   *TRW Automotive Holdings Corp..........................  54,943   4,027,871
   *Tuesday Morning Corp..................................  18,100     203,082
    Tupperware Brands Corp................................   8,681     731,635
    Twenty-First Century Fox, Inc. Class A................ 376,280  11,243,246
    Twenty-First Century Fox, Inc. Class B................ 133,525   4,004,415
   *Ulta Salon Cosmetics & Fragrance, Inc.................  22,200   2,239,980
  #*Under Armour, Inc. Class A............................  12,600     845,838
   *Unifi, Inc............................................  12,128     278,216
   *Universal Electronics, Inc............................   7,100     218,893
    Universal Technical Institute, Inc....................  13,864     162,209
  #*UQM Technologies, Inc.................................     101         131
   *Urban Outfitters, Inc.................................  13,255     564,133
   *US Auto Parts Network, Inc............................  16,002      19,202
    Vail Resorts, Inc.....................................  23,917   1,601,961
   #Valassis Communications, Inc..........................  27,400     784,462
    Value Line, Inc.......................................   1,300      11,765
  #*Valuevision Media, Inc. Class A.......................  33,806     200,470
    VF Corp...............................................  16,540   3,258,380
    Viacom, Inc. Class A..................................   2,201     161,333
    Viacom, Inc. Class B..................................  50,371   3,665,498
   *Visteon Corp..........................................  31,623   2,083,007
  #*Vitacost.com, Inc.....................................   1,483      13,228
  #*Vitamin Shoppe, Inc...................................  16,074     772,034
   *VOXX International Corp...............................  14,415     195,323
    Walt Disney Co. (The)................................. 365,590  23,635,394
   #Washington Post Co. (The) Class B.....................   4,109   2,208,012
    Weight Watchers International, Inc....................  12,265     581,974
   *Wells-Gardner Electronics Corp........................   2,033       3,903
   #Wendy's Co. (The)..................................... 258,209   1,835,866
   *West Marine, Inc......................................  13,815     150,031
   *Wet Seal, Inc. (The) Class A..........................  61,826     271,416
    Weyco Group, Inc......................................   4,889     133,616
    Whirlpool Corp........................................  29,749   3,984,581
    Williams-Sonoma, Inc..................................  23,676   1,393,569
    Winmark Corp..........................................   1,741     125,178
   *Winnebago Industries, Inc.............................  18,259     436,755
   *WMS Industries, Inc...................................  34,143     879,182
   #Wolverine World Wide, Inc.............................  25,213   1,450,000
    World Wrestling Entertainment, Inc. Class A...........  17,275     183,806
    Wyndham Worldwide Corp................................  81,926   5,103,990
   #Wynn Resorts, Ltd.....................................   6,767     900,891
    Yum! Brands, Inc......................................  15,386   1,121,947
  #*Zagg, Inc.............................................   1,116       5,056
   *Zale Corp.............................................  20,547     190,676

                                     1272

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CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
  #*Zumiez, Inc...........................................  20,798 $    573,401
                                                                   ------------
Total Consumer Discretionary..............................          565,392,976
                                                                   ------------
Consumer Staples -- (5.7%)
    Alico, Inc............................................   4,131      189,282
   *Alliance One International, Inc.......................  58,487      222,835
    Altria Group, Inc..................................... 111,878    3,922,443
    Andersons, Inc. (The).................................  12,812      760,008
    Archer-Daniels-Midland Co............................. 144,468    5,268,748
    Arden Group, Inc. Class A.............................     597       77,604
    Avon Products, Inc....................................  22,472      513,710
    B&G Foods, Inc........................................  29,156    1,015,795
    Beam, Inc.............................................  61,417    3,991,491
   *Boston Beer Co., Inc. (The) Class A...................   1,226      219,429
   *Boulder Brands, Inc...................................  41,360      533,958
   #Bridgford Foods Corp..................................   2,509       18,240
   #Brown-Forman Corp. Class A............................   5,037      372,738
    Brown-Forman Corp. Class B............................   7,762      562,823
    Bunge, Ltd............................................  61,943    4,708,287
    Cal-Maine Foods, Inc..................................  14,046      711,851
    Calavo Growers, Inc...................................   9,862      267,852
   #Campbell Soup Co......................................  12,500      585,000
    Casey's General Stores, Inc...........................  26,000    1,721,980
    CCA Industries, Inc...................................   3,031       10,578
   *Central Garden and Pet Co.............................  10,091       75,582
   *Central Garden and Pet Co. Class A....................  23,515      177,303
   *Chiquita Brands International, Inc....................  30,377      366,954
   #Church & Dwight Co., Inc..............................  39,888    2,540,866
    Clorox Co. (The)......................................   7,339      630,714
    Coca-Cola Bottling Co. Consolidated...................   4,539      289,861
    Coca-Cola Co. (The)................................... 172,706    6,922,056
    Coca-Cola Enterprises, Inc............................  90,124    3,383,255
    Colgate-Palmolive Co..................................  35,750    2,140,353
    ConAgra Foods, Inc.................................... 122,978    4,453,033
   *Constellation Brands, Inc. Class A....................  80,514    4,193,974
  #*Constellation Brands, Inc. Class B....................   1,902      100,045
    Costco Wholesale Corp.................................  41,646    4,884,659
  #*Craft Brew Alliance, Inc..............................   9,963       89,667
  #*Crimson Wine Group, Ltd...............................   9,858       88,722
    CVS Caremark Corp..................................... 278,252   17,109,715
   *Darling International, Inc............................  83,386    1,692,736
   *Dean Foods Co......................................... 118,055    1,286,800
  #*Diamond Foods, Inc....................................  11,403      232,507
   *Dole Food Co., Inc....................................  58,840      759,036
    Dr Pepper Snapple Group, Inc..........................  43,400    2,028,516
  #*Elizabeth Arden, Inc..................................  19,875      816,068
    Energizer Holdings, Inc...............................  19,800    2,015,640
    Estee Lauder Cos., Inc. (The) Class A.................  17,200    1,129,180
   *Farmer Bros Co........................................   8,633      137,524
    Flowers Foods, Inc....................................  72,623    1,667,413
    Fresh Del Monte Produce, Inc..........................  39,237    1,102,167
    General Mills, Inc....................................  33,801    1,757,652
    Golden Enterprises, Inc...............................   1,623        5,729

                                     1273

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (Continued)
  #*Green Mountain Coffee Roasters, Inc...................  35,660 $ 2,752,239
   #Griffin Land & Nurseries, Inc.........................   2,369      75,382
  #*Hain Celestial Group, Inc. (The)......................  28,000   2,042,880
   *Harbinger Group, Inc..................................     907       7,220
    Harris Teeter Supermarkets, Inc.......................  33,943   1,669,317
   #Herbalife, Ltd........................................  14,046     920,013
   #Hershey Co. (The).....................................   6,900     654,603
    Hillshire Brands Co...................................  13,374     470,899
   #Hormel Foods Corp.....................................  49,862   2,111,656
    Ingles Markets, Inc. Class A..........................   8,411     239,377
    Ingredion, Inc........................................  45,478   3,056,122
    Inter Parfums, Inc....................................  21,664     714,479
   *Inventure Foods, Inc..................................   4,836      42,895
    J&J Snack Foods Corp..................................  12,905   1,028,270
    JM Smucker Co. (The)..................................  42,558   4,788,626
    John B Sanfilippo & Son, Inc..........................   4,172      90,032
    Kellogg Co............................................  12,976     859,530
    Kimberly-Clark Corp...................................  16,096   1,590,285
    Kraft Foods Group, Inc................................ 101,669   5,752,432
   #Kroger Co. (The)......................................  47,596   1,869,095
    Lancaster Colony Corp.................................  13,611   1,130,121
   #Lifeway Foods, Inc....................................   2,867      50,689
    Limoneira Co..........................................     124       2,783
    Lorillard, Inc........................................  21,186     901,041
   *Mannatech, Inc........................................     895      11,957
    McCormick & Co., Inc. (579780107).....................   1,238      86,190
   #McCormick & Co., Inc. (579780206).....................  10,400     744,744
    Mead Johnson Nutrition Co.............................  10,861     791,115
   *Medifast, Inc.........................................   9,748     266,510
    MGP Ingredients, Inc..................................   8,250      46,118
    Molson Coors Brewing Co. Class A......................     266      13,406
    Molson Coors Brewing Co. Class B......................  68,183   3,413,241
    Mondelez International, Inc. Class A.................. 366,422  11,458,016
   *Monster Beverage Corp.................................  18,800   1,146,612
    Nash Finch Co.........................................   7,844     183,942
    National Beverage Corp................................  22,526     400,512
   *Natural Alternatives International, Inc...............   2,465      12,054
    Nu Skin Enterprises, Inc. Class A.....................  24,814   2,075,443
    Nutraceutical International Corp......................   6,531     145,119
    Oil-Dri Corp. of America..............................   3,793     120,845
   *Omega Protein Corp....................................  11,396      95,385
   #Orchids Paper Products Co.............................   3,015      81,767
   *Overhill Farms, Inc...................................   7,310      36,404
   *Pantry, Inc. (The)....................................  14,731     183,401
    PepsiCo, Inc..........................................  84,836   7,087,199
    Philip Morris International, Inc......................  74,769   6,667,899
   *Pilgrim's Pride Corp..................................  77,033   1,280,288
   *Post Holdings, Inc....................................  22,150   1,027,539
   *Prestige Brands Holdings, Inc.........................  35,983   1,220,184
   #Pricesmart, Inc.......................................  15,543   1,414,879
    Procter & Gamble Co. (The)............................ 274,994  22,082,018
    Reliv International, Inc..............................   2,118       7,752
   *Revlon, Inc. Class A..................................  17,422     437,118

                                     1274

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CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    Reynolds American, Inc................................  39,700 $  1,962,371
   *Rite Aid Corp......................................... 154,057      462,171
    Rocky Mountain Chocolate Factory, Inc.................   4,490       59,897
   #Safeway, Inc..........................................  95,306    2,457,942
    Sanderson Farms, Inc..................................  16,225    1,146,134
    Seaboard Corp.........................................     346      975,720
   *Seneca Foods Corp. Class A............................   5,564      195,575
   *Seneca Foods Corp. Class B............................     283        9,930
  #*Smithfield Foods, Inc................................. 101,704    3,376,573
    Snyders-Lance, Inc....................................  45,719    1,447,006
    Spartan Stores, Inc...................................  13,671      268,909
    Spectrum Brands Holdings, Inc.........................  34,470    1,944,797
  #*Susser Holdings Corp..................................  14,992      775,386
   #Sysco Corp............................................  16,189      558,682
   #Tootsie Roll Industries, Inc..........................  24,883      842,538
   *TreeHouse Foods, Inc..................................  23,798    1,689,420
    Tyson Foods, Inc. Class A............................. 120,728    3,334,507
   *United Natural Foods, Inc.............................  28,272    1,656,739
    United-Guardian, Inc..................................   1,431       39,710
   #Universal Corp........................................  14,346      879,410
  #*USANA Health Sciences, Inc............................   9,882      816,451
   #Vector Group, Ltd.....................................  32,666      543,889
    Village Super Market, Inc. Class A....................   4,498      165,751
    Wal-Mart Stores, Inc.................................. 177,333   13,821,334
    Walgreen Co........................................... 179,862    9,038,065
    WD-40 Co..............................................   8,490      488,260
    Weis Markets, Inc.....................................  17,134      860,469
   *WhiteWave Foods Co. Class A...........................  25,506      476,707
   *WhiteWave Foods Co. Class B...........................  36,326      671,304
    Whole Foods Market, Inc...............................  43,218    2,402,056
                                                                   ------------
Total Consumer Staples....................................          236,477,725
                                                                   ------------
Energy -- (10.4%)
    Adams Resources & Energy, Inc.........................   2,611      174,598
    Alon USA Energy, Inc..................................  38,375      524,203
  #*Alpha Natural Resources, Inc.......................... 148,435      807,486
  #*Amyris, Inc...........................................   2,900        7,975
    Anadarko Petroleum Corp............................... 111,460    9,866,439
    Apache Corp...........................................  77,195    6,194,899
  #*Approach Resources, Inc...............................  20,858      552,528
   #Arch Coal, Inc........................................ 139,627      544,545
   *Atwood Oceanics, Inc..................................  44,588    2,512,088
    Baker Hughes, Inc.....................................  78,826    3,738,717
   *Barnwell Industries, Inc..............................   1,657        5,866
   *Basic Energy Services, Inc............................  28,315      323,924
    Berry Petroleum Co. Class A...........................  31,198    1,265,079
  #*Bill Barrett Corp.....................................  30,125      675,403
    Bolt Technology Corp..................................   4,747       86,063
   *Bonanza Creek Energy, Inc.............................  20,610      839,651
   *BPZ Resources, Inc....................................  78,116      188,260
    Bristow Group, Inc....................................  24,557    1,670,122
  #*C&J Energy Services, Inc..............................  36,581      707,842
    Cabot Oil & Gas Corp..................................  55,684    4,221,961

                                     1275

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
  #*Cal Dive International, Inc...........................  43,515 $    85,289
   *Callon Petroleum Co...................................  23,935      95,740
   *Cameron International Corp............................  44,509   2,639,384
   #CARBO Ceramics, Inc...................................  13,710   1,204,561
  #*Carrizo Oil & Gas, Inc................................  27,736     878,399
   *Cheniere Energy, Inc..................................  39,587   1,131,001
    Chesapeake Energy Corp................................ 274,586   6,397,854
    Chevron Corp.......................................... 436,827  54,992,151
    Cimarex Energy Co.....................................  33,911   2,591,818
   *Clayton Williams Energy, Inc..........................   7,230     411,604
  #*Clean Energy Fuels Corp...............................  50,500     651,955
   *Cloud Peak Energy, Inc................................  39,628     635,237
   *Cobalt International Energy, Inc......................  17,922     517,050
   #Comstock Resources, Inc...............................  33,622     563,841
   *Concho Resources, Inc.................................  24,044   2,156,506
    ConocoPhillips........................................ 271,234  17,592,237
    CONSOL Energy, Inc....................................  55,660   1,727,130
    Contango Oil & Gas Co.................................   9,860     381,188
  #*Continental Resources, Inc............................   3,452     318,620
   *Crimson Exploration, Inc..............................  28,009      89,909
    Crosstex Energy, Inc..................................  35,510     713,396
   *Dawson Geophysical Co.................................   4,914     177,297
    Delek US Holdings, Inc................................  43,094   1,303,594
   *Denbury Resources, Inc................................ 159,029   2,783,007
    Devon Energy Corp.....................................  79,797   4,389,633
   #Diamond Offshore Drilling, Inc........................  33,271   2,243,796
   *Double Eagle Petroleum Co.............................   5,667      19,778
   *Dresser-Rand Group, Inc...............................  34,300   2,087,841
   *Dril-Quip, Inc........................................  20,370   1,851,837
  #*Emerald Oil, Inc......................................  13,243      95,350
  #*Endeavour International Corp..........................  20,038      85,362
    Energen Corp..........................................  17,168   1,028,192
   #Energy XXI Bermuda, Ltd...............................  52,073   1,398,160
   *ENGlobal Corp.........................................  14,858      14,475
    EOG Resources, Inc....................................  59,768   8,695,646
   *EPL Oil & Gas, Inc....................................  27,031     869,317
    EQT Corp..............................................  15,391   1,331,321
  #*Era Group, Inc........................................  13,715     334,509
   *Evolution Petroleum Corp..............................  11,348     140,375
   *Exterran Holdings, Inc................................  44,829   1,423,321
    Exxon Mobil Corp...................................... 926,158  86,827,312
   *FieldPoint Petroleum Corp.............................   3,800      16,112
   *FMC Technologies, Inc.................................  19,828   1,056,832
   *Forbes Energy Services, Ltd...........................     815       3,692
  #*FX Energy, Inc........................................  14,381      52,634
  #*Geospace Technologies Corp............................   7,326     545,128
  #*Global Geophysical Services, Inc......................  24,249     106,453
   *Green Plains Renewable Energy, Inc....................  20,071     332,376
   *Gulf Coast Ultra Deep Royalty Trust................... 101,362     212,860
    Gulf Island Fabrication, Inc..........................   8,661     214,187
    Gulfmark Offshore, Inc. Class A.......................  18,154     894,085
   *Gulfport Energy Corp..................................  30,713   1,633,932
  #*Halcon Resources Corp.................................  78,022     427,561

                                     1276

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
    Halliburton Co........................................  50,721 $ 2,292,082
  #*Harvest Natural Resources, Inc........................  26,317     108,426
   *Helix Energy Solutions Group, Inc.....................  71,599   1,816,467
    Helmerich & Payne, Inc................................  42,566   2,690,171
   *Hercules Offshore, Inc................................ 103,682     715,406
    Hess Corp.............................................  65,445   4,873,035
   *HKN, Inc..............................................     132       9,240
    HollyFrontier Corp.................................... 105,180   4,790,949
   *Hornbeck Offshore Services, Inc.......................  24,379   1,290,868
   *ION Geophysical Corp.................................. 104,411     642,128
  #*James River Coal Co...................................  21,231      42,037
   *Key Energy Services, Inc..............................  95,935     608,228
    Kinder Morgan, Inc....................................  96,514   3,644,369
  #*Kodiak Oil & Gas Corp................................. 144,635   1,404,406
   *Laredo Petroleum Holdings, Inc........................   5,206     114,063
  #*Lone Pine Resources, Inc..............................   6,933       1,907
  #*Magnum Hunter Resources Corp..........................  95,201     364,620
    Marathon Oil Corp..................................... 147,418   5,360,118
    Marathon Petroleum Corp...............................  85,538   6,272,502
   *Matador Resources Co..................................   8,154     106,817
   *Matrix Service Co.....................................  18,951     300,373
  #*McDermott International, Inc.......................... 143,413   1,240,522
   *Mitcham Industries, Inc...............................   7,579     128,312
    Murphy Oil Corp.......................................  85,117   5,764,123
    Nabors Industries, Ltd................................ 182,391   2,806,997
    National Oilwell Varco, Inc...........................  87,982   6,173,697
   *Natural Gas Services Group, Inc.......................   7,335     178,607
   *Newfield Exploration Co...............................  47,779   1,175,363
  #*Newpark Resources, Inc................................  58,100     664,664
    Noble Corp............................................ 107,801   4,117,998
    Noble Energy, Inc.....................................  78,264   4,890,717
  #*Northern Oil and Gas, Inc.............................  39,922     527,370
  #*Nuverra Environmental Solutions, Inc.................. 165,454     488,089
   *Oasis Petroleum, Inc..................................  13,201     554,970
    Occidental Petroleum Corp............................. 157,057  13,985,926
    Oceaneering International, Inc........................  21,250   1,723,162
   *Oil States International, Inc.........................  34,201   3,325,363
    Panhandle Oil and Gas, Inc. Class A...................   4,637     137,997
   *Parker Drilling Co....................................  81,018     491,779
    Patterson-UTI Energy, Inc.............................  98,003   1,937,519
   *PDC Energy, Inc.......................................  20,489   1,129,968
    Peabody Energy Corp................................... 113,309   1,876,397
   *Penn Virginia Corp....................................  23,077     116,308
   *PetroQuest Energy, Inc................................  41,742     187,839
  #*PHI, Inc. (69336T106).................................     212       7,526
   *PHI, Inc. (69336T205).................................   8,107     285,366
    Phillips 66........................................... 135,617   8,340,445
   *Pioneer Energy Services Corp..........................  39,527     267,993
   #Pioneer Natural Resources Co..........................  37,978   5,877,475
   *PostRock Energy Corp..................................     450         828
   *Pyramid Oil Co........................................   1,933       8,641
    QEP Resources, Inc....................................  68,366   2,084,479
  #*Quicksilver Resources, Inc............................  11,223      16,273

                                     1277

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
    Range Resources Corp..................................  37,207 $  2,943,074
   #Rentech, Inc..........................................  89,229      190,950
   *REX American Resources Corp...........................   7,200      262,008
  #*Rex Energy Corp.......................................  36,825      706,672
  #*RigNet, Inc...........................................   1,123       30,658
   *Rosetta Resources, Inc................................  27,616    1,259,566
   *Rowan Cos. P.L.C. Class A.............................  83,146    2,856,065
   #RPC, Inc.............................................. 108,670    1,556,154
  #*SandRidge Energy, Inc................................. 320,344    1,736,264
    Schlumberger, Ltd..................................... 125,663   10,220,172
   #SEACOR Holdings, Inc..................................  14,415    1,262,177
    SemGroup Corp. Class A................................  28,139    1,588,165
   #Ship Finance International, Ltd.......................  56,229      904,725
    SM Energy Co..........................................  43,721    3,004,944
   *Southwestern Energy Co................................  88,860    3,446,879
   #Spectra Energy Corp...................................  35,593    1,280,992
   *Steel Excel, Inc......................................   7,165      207,785
   *Stone Energy Corp.....................................  32,197      784,319
   *Superior Energy Services, Inc......................... 108,350    2,775,927
  #*Swift Energy Co.......................................  24,055      306,461
   *Synergy Resources Corp................................  28,511      220,960
    Targa Resources Corp..................................   6,704      457,012
   #Teekay Corp...........................................  47,435    1,881,746
   *Tesco Corp............................................  22,424      296,894
    Tesoro Corp...........................................  90,159    5,125,539
   *TETRA Technologies, Inc...............................  54,638      552,937
    TGC Industries, Inc...................................  12,632      113,309
    Tidewater, Inc........................................  32,551    1,920,183
    Transocean, Ltd.......................................  66,136    3,118,974
   *Triangle Petroleum Corp...............................  28,720      203,912
  #*Ultra Petroleum Corp..................................  49,504    1,071,762
   *Unit Corp.............................................  33,233    1,498,144
  #*Uranium Energy Corp...................................   8,045       18,584
  #*USEC, Inc.............................................   2,600       50,986
   *Vaalco Energy, Inc....................................  38,361      237,838
    Valero Energy Corp.................................... 171,420    6,131,693
  #*Verenium Corp.........................................     900        1,962
   #W&T Offshore, Inc.....................................  49,064      799,253
   *Warren Resources, Inc.................................  44,824      128,645
  #*Weatherford International, Ltd........................ 296,242    4,135,538
   #Western Refining, Inc.................................  58,117    1,751,065
  #*Westmoreland Coal Co..................................   3,531       45,091
   *Whiting Petroleum Corp................................  44,249    2,277,496
   *Willbros Group, Inc...................................  33,359      239,518
    Williams Cos., Inc. (The).............................  44,890    1,533,891
   #World Fuel Services Corp..............................  46,510    1,801,797
   *WPX Energy, Inc....................................... 103,714    1,992,346
  #*Zion Oil & Gas, Inc...................................  12,133       27,178
                                                                   ------------
Total Energy..............................................          436,197,629
                                                                   ------------
Financials -- (18.8%)
    1st Source Corp.......................................  15,434      421,040
   #1st United Bancorp Inc/Boca Raton.....................  14,998      116,684

                                     1278

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
   #Access National Corp..............................     2,539 $    38,669
    ACE, Ltd..........................................    72,834   6,655,571
  #*Affiliated Managers Group, Inc....................    17,375   3,133,581
    Aflac, Inc........................................    96,770   5,968,774
   *Alexander & Baldwin, Inc..........................    28,590   1,266,251
   *Alleghany Corp....................................     6,782   2,739,114
    Alliance Bancorp, Inc. of Pennsylvania............       600       8,868
    Allied World Assurance Co. Holdings AG............    24,893   2,356,122
    Allstate Corp. (The)..............................   109,667   5,590,824
   *Altisource Asset Management Corp..................       743     249,648
  #*Altisource Portfolio Solutions SA.................     7,433     916,563
   *Altisource Residential Corp.......................     2,477      47,484
   *American Capital, Ltd.............................   216,897   2,962,813
   #American Equity Investment Life Holding Co........    41,708     759,086
    American Express Co...............................    60,320   4,449,806
    American Financial Group, Inc.....................    68,646   3,548,312
   *American Independence Corp........................       375       2,880
   *American International Group, Inc.................   293,361  13,350,859
   #American National Bankshares, Inc.................     3,215      76,646
    American National Insurance Co....................     9,592   1,079,100
   *American River Bankshares.........................     2,071      18,432
   *American Safety Insurance Holdings, Ltd...........     5,908     177,004
   *American Spectrum Realty, Inc.....................       450       1,179
    Ameriprise Financial, Inc.........................    79,323   7,059,747
   *Ameris Bancorp....................................    14,522     279,549
    AMERISAFE, Inc....................................    12,589     449,805
    AmeriServ Financial, Inc..........................     3,367      10,000
   #Amtrust Financial Services, Inc...................    45,359   1,888,295
    Aon P.L.C.........................................    47,566   3,210,705
  #*Arch Capital Group, Ltd...........................    57,133   3,093,752
    Argo Group International Holdings, Ltd............    21,992     981,943
   #Arrow Financial Corp..............................     7,761     204,425
    Arthur J Gallagher & Co...........................    38,758   1,720,080
    Aspen Insurance Holdings, Ltd.....................    46,525   1,744,222
    Associated Banc-Corp..............................   113,902   1,929,500
    Assurant, Inc.....................................    58,099   3,146,642
    Assured Guaranty, Ltd.............................   130,351   2,820,796
    Asta Funding, Inc.................................     7,725      68,057
    Astoria Financial Corp............................    63,599     775,908
   *Atlantic Coast Financial Corp.....................       386       1,857
  #*Atlanticus Holdings Corp..........................    12,895      49,001
    Auburn National BanCorp., Inc.....................       757      17,017
   *AV Homes, Inc.....................................     6,192     100,001
    Axis Capital Holdings, Ltd........................    55,783   2,429,907
    Baldwin & Lyons, Inc. Class A.....................       298       7,846
    Baldwin & Lyons, Inc. Class B.....................     6,095     162,797
   #Banc of California, Inc...........................     5,840      85,965
    Bancfirst Corp....................................    10,199     533,204
   *Bancorp, Inc......................................    23,012     345,180
   #BancorpSouth, Inc.................................    65,944   1,295,800
    Bank Mutual Corp..................................    29,001     180,096
    Bank of America Corp.............................. 2,437,259  35,583,981
    Bank of Commerce Holdings.........................     4,204      22,197

                                     1279

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
   #Bank of Hawaii Corp...................................  29,255 $ 1,627,748
    Bank of Kentucky Financial Corp.......................   1,229      33,736
    Bank of New York Mellon Corp. (The)................... 244,851   7,700,564
    Bank of the Ozarks, Inc...............................  24,684   1,179,402
    BankFinancial Corp....................................  11,704     100,654
    BankUnited, Inc.......................................  62,873   1,901,280
    Banner Corp...........................................  13,386     496,353
   #Bar Harbor Bankshares.................................   1,738      68,234
   #BB&T Corp............................................. 151,028   5,390,189
    BBCN Bancorp, Inc.....................................  54,139     790,971
   #*BBX Capital Corp. Class A............................   3,756      53,298
    BCB Bancorp, Inc......................................   2,691      28,336
   *Beneficial Mutual Bancorp, Inc........................  49,649     427,974
   *Berkshire Hathaway, Inc. Class B...................... 103,179  11,955,351
    Berkshire Hills Bancorp, Inc..........................  15,482     404,080
   #BGC Partners, Inc. Class A............................  74,710     469,179
    BlackRock, Inc........................................  30,175   8,508,143
  #*BofI Holding, Inc.....................................   9,544     517,762
    BOK Financial Corp....................................  38,981   2,599,643
    Boston Private Financial Holdings, Inc................  53,822     594,733
    Bridge Bancorp, Inc...................................   1,438      30,831
   *Bridge Capital Holdings...............................   1,976      32,584
    Brookline Bancorp, Inc................................  47,435     467,709
    Brown & Brown, Inc....................................  91,263   3,010,766
    Bryn Mawr Bank Corp...................................   8,610     240,736
    C&F Financial Corp....................................     353      19,076
    Calamos Asset Management, Inc. Class A................  13,731     146,235
    California First National Bancorp.....................   1,859      32,142
    Camden National Corp..................................   4,762     185,289
    Cape Bancorp, Inc.....................................   1,253      11,753
   *Capital Bank Financial Corp. Class A..................   1,021      19,501
   *Capital City Bank Group, Inc..........................   9,989     125,062
    Capital One Financial Corp............................ 117,064   8,079,757
    Capital Southwest Corp................................   1,955     283,436
    CapitalSource, Inc.................................... 195,044   2,360,032
    Capitol Federal Financial, Inc........................ 104,763   1,321,061
    Cardinal Financial Corp...............................  20,871     341,450
  #*Carolina Bank Holdings, Inc...........................     900       9,765
   #Cash America International, Inc.......................  19,401     814,842
    Cathay General Bancorp................................  54,092   1,285,226
    CBOE Holdings, Inc....................................   8,600     430,860
   *CBRE Group, Inc. Class A..............................  22,947     531,682
    Center Bancorp, Inc...................................   9,475     142,788
    Centerstate Banks, Inc................................  17,638     173,911
  #*Central Pacific Financial Corp........................  10,528     195,716
    Century Bancorp, Inc. Class A.........................   1,308      46,526
    Charles Schwab Corp. (The)............................  80,456   1,777,273
    Chemical Financial Corp...............................  17,757     530,224
    Chicopee Bancorp, Inc.................................   3,900      67,977
    Chubb Corp. (The).....................................  62,621   5,416,716
    Cincinnati Financial Corp.............................  70,627   3,460,723
   *CIT Group, Inc........................................  87,275   4,373,350
    Citigroup, Inc........................................ 694,968  36,235,632

                                     1280

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Citizens Community Bancorp, Inc.......................   1,100 $    8,305
    Citizens Holding Co...................................     200      3,550
  #*Citizens, Inc.........................................  30,883    220,505
    City Holding Co.......................................  10,680    472,697
   #City National Corp....................................  35,373  2,459,485
    CKX Lands, Inc........................................      39        556
    Clifton Savings Bancorp, Inc..........................  15,126    188,319
    CME Group, Inc........................................  68,158  5,042,329
    CNA Financial Corp....................................  92,975  3,301,542
    CNB Financial Corp....................................   5,014     89,650
    CNO Financial Group, Inc.............................. 150,916  2,155,080
    CoBiz Financial, Inc..................................  24,710    248,088
    Codorus Valley Bancorp, Inc...........................     514      9,314
    Cohen & Steers, Inc...................................   9,219    316,857
   *Colonial Financial Services, Inc......................     721     10,263
   *Colony Bankcorp, Inc..................................     327      2,367
    Columbia Banking System, Inc..........................  30,991    774,155
    Comerica, Inc.........................................  87,157  3,707,659
    Commerce Bancshares, Inc..............................  60,757  2,772,342
    Commercial National Financial Corp....................     923     19,706
   #Community Bank System, Inc............................  27,380    918,325
   *Community Bankers Trust Corp..........................     700      2,702
    Community Trust Bancorp, Inc..........................  10,180    405,673
   #Consolidated-Tomoka Land Co...........................   2,770    107,615
   *Consumer Portfolio Services, Inc......................   6,063     39,410
    Corrections Corp. of America..........................  71,722  2,370,412
   *Cowen Group, Inc. Class A.............................  55,444    179,084
    Crawford & Co. Class A................................  15,180    100,036
    Crawford & Co. Class B................................  15,896    124,943
   *Credit Acceptance Corp................................  11,921  1,340,993
   #Cullen/Frost Bankers, Inc.............................  40,941  2,949,390
    CVB Financial Corp....................................  68,495    896,600
  #*DFC Global Corp.......................................  27,468    425,479
    Diamond Hill Investment Group, Inc....................   1,238    128,170
    Dime Community Bancshares, Inc........................  23,890    419,270
    Discover Financial Services........................... 122,509  6,065,421
    Donegal Group, Inc. Class A...........................  13,439    184,786
    Donegal Group, Inc. Class B...........................   1,947     46,144
   *E*TRADE Financial Corp................................ 191,003  2,845,945
    East West Bancorp, Inc................................  92,704  2,858,064
    Eastern Insurance Holdings, Inc.......................   3,649     71,265
   *Eastern Virginia Bankshares, Inc......................     889      5,290
   #Eaton Vance Corp......................................  14,400    582,768
   *eHealth, Inc..........................................  13,257    407,520
    EMC Insurance Group, Inc..............................   7,470    216,630
    Employers Holdings, Inc...............................  25,610    673,287
  #*Encore Capital Group, Inc.............................  18,113    703,871
    Endurance Specialty Holdings, Ltd.....................  38,019  2,000,940
   *Enstar Group, Ltd.....................................   9,217  1,324,299
   #Enterprise Bancorp, Inc...............................   3,460     69,581
    Enterprise Financial Services Corp....................   8,872    164,398
    Erie Indemnity Co. Class A............................  18,486  1,485,720
    ESB Financial Corp....................................   7,462     97,827

                                     1281

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    ESSA Bancorp, Inc.....................................   9,762 $  110,799
   #Evans Bancorp, Inc....................................     807     15,745
    Evercore Partners, Inc. Class A.......................  18,374    871,295
    Everest Re Group, Ltd.................................  24,621  3,287,642
   *Ezcorp, Inc. Class A..................................  34,570    625,026
   *Farmers Capital Bank Corp.............................   1,450     35,409
    FBL Financial Group, Inc. Class A.....................  19,223    850,233
    Federal Agricultural Mortgage Corp. Class A...........     635     18,405
    Federal Agricultural Mortgage Corp. Class C...........   6,100    189,649
   #Federated Investors, Inc. Class B.....................  23,589    684,789
    Federated National Holding Co.........................   3,254     33,158
    Fidelity National Financial, Inc. Class A............. 137,653  3,369,745
    Fidelity Southern Corp................................   4,450     68,708
    Fifth Third Bancorp................................... 319,356  6,141,216
    Financial Institutions, Inc...........................   8,200    165,066
   *First Acceptance Corp.................................  16,289     29,972
    First American Financial Corp.........................  70,958  1,612,875
  #*First BanCorp.........................................  14,086    106,068
    First Bancorp.........................................  10,815    171,201
    First Bancorp, Inc....................................   3,162     56,600
    First Busey Corp......................................  56,594    282,404
   #First Business Financial Services, Inc................   1,140     37,540
   *First Cash Financial Services, Inc....................  17,272    922,325
    First Citizens BancShares, Inc. Class A...............   5,557  1,164,192
    First Commonwealth Financial Corp.....................  68,072    511,221
    First Community Bancshares, Inc.......................  11,099    177,140
    First Defiance Financial Corp.........................   4,722    124,661
  #*First Federal Bancshares of Arkansas, Inc.............      99        975
    First Financial Bancorp...............................  38,806    625,165
   #First Financial Bankshares, Inc.......................  21,113  1,301,616
    First Financial Corp..................................   8,496    281,727
    First Financial Holdings, Inc.........................  14,014    776,948
   #First Financial Northwest, Inc........................  11,880    126,641
   *First Financial Service Corp..........................     100        359
   #First Horizon National Corp........................... 173,396  2,137,973
    First Interstate Bancsystem, Inc......................  11,807    278,291
   #First M&F Corp........................................     911     16,152
   *First Marblehead Corp. (The)..........................  15,512     26,370
    First Merchants Corp..................................  19,583    366,594
    First Midwest Bancorp, Inc............................  51,681    789,169
    First Niagara Financial Group, Inc.................... 231,750  2,477,407
    First Republic Bank...................................  11,607    501,306
   *First South Bancorp, Inc..............................   4,040     26,543
   *First United Corp.....................................   1,100      8,272
    Firstbank Corp........................................   1,136     18,267
    FirstMerit Corp....................................... 102,167  2,290,584
  #*Flagstar Bancorp, Inc.................................  21,456    351,878
    Flushing Financial Corp...............................  20,568    389,969
    FNB Corp..............................................  97,624  1,233,967
   *Forest City Enterprises, Inc. Class A................. 105,234  1,843,700
   *Forest City Enterprises, Inc. Class B.................   4,120     72,285
   *Forestar Group, Inc...................................  22,957    496,101
   *Fortegra Financial Corp...............................     203      1,370

                                     1282

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Fox Chase Bancorp, Inc................................  11,004 $   192,790
    Franklin Financial Corp...............................     140       2,558
    Franklin Resources, Inc...............................  41,760   2,041,229
    Fulton Financial Corp................................. 136,708   1,721,154
    FXCM, Inc. Class A....................................   7,650     126,225
    GAMCO Investors, Inc. Class A.........................   3,560     200,820
   *Genworth Financial, Inc. Class A...................... 223,449   2,902,603
    Geo Group, Inc. (The).................................  46,574   1,617,049
   #German American Bancorp, Inc..........................   7,495     207,387
    GFI Group, Inc........................................  76,676     306,704
    Glacier Bancorp, Inc..................................  48,092   1,170,559
   *Global Indemnity P.L.C................................  10,235     265,905
    Goldman Sachs Group, Inc. (The).......................  92,280  15,136,688
    Great Southern Bancorp, Inc...........................   8,114     236,929
  #*Green Dot Corp. Class A...............................  17,238     401,301
   #Greenhill & Co., Inc..................................   9,862     496,453
  #*Greenlight Capital Re, Ltd. Class A...................  20,143     532,581
    Guaranty Bancorp......................................   1,008      12,640
  #*Hallmark Financial Services, Inc......................  10,784     105,360
    Hampden Bancorp, Inc..................................   1,565      24,398
    Hancock Holding Co....................................  56,175   1,840,293
   *Hanmi Financial Corp..................................  21,602     367,234
    Hanover Insurance Group, Inc. (The)...................  30,543   1,644,130
    Harleysville Savings Financial Corp...................   1,326      25,327
  #*Harris & Harris Group, Inc............................  17,939      55,970
    Hartford Financial Services Group, Inc................ 190,142   5,867,782
   #Hawthorn Bancshares, Inc..............................     241       3,163
    HCC Insurance Holdings, Inc...........................  68,749   3,061,393
   #HCI Group, Inc........................................   7,462     272,363
    Heartland Financial USA, Inc..........................  10,486     293,608
   *Heritage Commerce Corp................................  14,694     108,001
    Heritage Financial Corp...............................   8,900     141,421
    Heritage Financial Group, Inc.........................     782      14,967
    HF Financial Corp.....................................     761      10,220
    HFF, Inc. Class A.....................................  22,355     469,455
   *Hilltop Holdings, Inc.................................  47,110     802,283
   #Hingham Institution for Savings.......................     248      17,824
   *HMN Financial, Inc....................................     212       1,552
  #*Home Bancorp, Inc.....................................   3,783      69,040
    Home BancShares, Inc..................................  37,912   1,035,756
    Home Federal Bancorp, Inc.............................   9,109     127,708
    HopFed Bancorp, Inc...................................   1,664      18,487
    Horace Mann Educators Corp............................  24,083     682,512
    Horizon Bancorp.......................................   1,417      33,965
   *Howard Hughes Corp. (The).............................  25,586   2,794,247
    Hudson City Bancorp, Inc.............................. 285,251   2,727,000
   #Hudson Valley Holding Corp............................   9,120     188,966
    Huntington Bancshares, Inc............................ 359,754   3,075,897
    Iberiabank Corp.......................................  19,713   1,159,124
   *ICG Group, Inc........................................  25,448     308,684
   *Imperial Holdings, Inc................................   1,539      11,404
    Independence Holding Co...............................   6,304      88,445
   #Independent Bank Corp.................................  13,773     512,907

                                     1283

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Infinity Property & Casualty Corp.....................   7,323 $   476,068
    Interactive Brokers Group, Inc. Class A...............  32,111     520,198
   *IntercontinentalExchange, Inc.........................  17,688   3,227,176
    International Bancshares Corp.........................  43,810   1,060,640
  #*Intervest Bancshares Corp. Class A....................   8,831      65,349
  #*INTL. FCStone, Inc....................................   9,970     184,545
    Invesco, Ltd.......................................... 181,053   5,828,096
   *Investment Technology Group, Inc......................  19,534     277,578
    Investors Bancorp, Inc................................  78,574   1,744,343
   *Investors Capital Holdings, Ltd.......................   1,190       5,676
    Investors Title Co....................................     675      50,335
    Janus Capital Group, Inc.............................. 126,443   1,184,771
  #*Jefferson Bancshares, Inc.............................     200       1,158
    JMP Group, Inc........................................  11,563      82,097
    Jones Lang LaSalle, Inc...............................  28,385   2,583,887
    JPMorgan Chase & Co................................... 868,678  48,411,425
   *KCG Holdings, Inc. Class A............................   4,373      40,319
  #*Kearny Financial Corp.................................  38,365     397,461
    Kemper Corp...........................................  39,071   1,365,531
   #Kennedy-Wilson Holdings, Inc..........................  43,500     743,850
    Kentucky First Federal Bancorp........................   1,549      13,306
    KeyCorp............................................... 410,394   5,043,742
    Lake Shore Bancorp, Inc...............................     125       1,465
    Lakeland Bancorp, Inc.................................  19,241     216,269
    Lakeland Financial Corp...............................  10,256     323,577
    Landmark Bancorp Inc/Manhattan........................   1,214      24,875
    Lazard, Ltd. Class A..................................   1,636      59,485
    Legg Mason, Inc.......................................  92,842   3,192,836
    Leucadia National Corp................................ 202,517   5,433,531
    Life Partners Holdings, Inc...........................   6,612      17,323
    Lincoln National Corp................................. 122,437   5,101,950
    LNB Bancorp, Inc......................................   5,305      48,169
    Loews Corp............................................  75,812   3,453,237
  #*Louisiana Bancorp Inc/Metaire.........................   2,000      36,440
    LPL Financial Holdings, Inc...........................  39,889   1,518,175
    M&T Bank Corp.........................................  49,683   5,805,955
  #*Macatawa Bank Corp....................................  17,866      92,725
    Maiden Holdings, Ltd..................................  49,164     597,834
    MainSource Financial Group, Inc.......................  12,698     183,613
    Manning & Napier, Inc.................................   2,274      40,818
   *Markel Corp...........................................   7,299   3,868,470
    MarketAxess Holdings, Inc.............................  18,026     931,944
    Marlin Business Services Corp.........................   7,904     180,844
    Marsh & McLennan Cos., Inc............................  49,464   2,071,058
   *Maui Land & Pineapple Co., Inc........................   1,700       7,183
    MB Financial, Inc.....................................  38,182   1,098,878
   *MBIA, Inc............................................. 166,900   2,253,150
   *MBT Financial Corp....................................   2,040       8,078
    MCG Capital Corp......................................  48,844     268,154
    McGraw-Hill Cos., Inc. (The)..........................  12,100     748,506
    Meadowbrook Insurance Group, Inc......................  23,313     176,946
   #Medallion Financial Corp..............................  14,885     224,615
    Mercantile Bank Corp..................................   4,389      87,648

                                     1284

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Merchants Bancshares, Inc.............................   2,632 $    81,697
    Mercury General Corp..................................  37,032   1,636,814
   *Meridian Interstate Bancorp, Inc......................  12,664     259,105
    Meta Financial Group, Inc.............................     496      14,592
    MetLife, Inc.......................................... 216,234  10,470,050
   *Metro Bancorp, Inc....................................   8,480     185,373
   #MetroCorp Bancshares, Inc.............................   1,365      14,606
   *MGIC Investment Corp.................................. 111,894     854,870
    MicroFinancial, Inc...................................   1,885      15,306
    MidSouth Bancorp, Inc.................................   3,894      63,472
    MidWestOne Financial Group, Inc.......................   2,909      75,896
    Montpelier Re Holdings, Ltd...........................  40,003   1,080,481
    Moody's Corp..........................................  19,475   1,319,821
    Morgan Stanley........................................ 285,011   7,755,149
    MSB Financial Corp....................................     687       5,170
   *MSCI, Inc.............................................  50,655   1,775,458
    MutualFirst Financial, Inc............................   1,660      24,585
    NASDAQ OMX Group, Inc. (The)..........................  75,383   2,442,409
    National Interstate Corp..............................   9,752     265,742
    National Penn Bancshares, Inc.........................  98,826   1,066,333
    National Western Life Insurance Co. Class A...........     577     123,449
   *Navigators Group, Inc. (The)..........................  12,200     707,112
   #NBT Bancorp, Inc......................................  28,527     643,854
    Nelnet, Inc. Class A..................................  23,464     912,280
    New Hampshire Thrift Bancshares, Inc..................   2,140      29,896
   #New York Community Bancorp, Inc....................... 184,049   2,792,023
   *NewBridge Bancorp.....................................   7,017      57,469
   *Newport Bancorp, Inc..................................   1,100      19,173
  #*NewStar Financial, Inc................................  30,792     474,197
    Nicholas Financial, Inc...............................      95       1,479
   *North Valley Bancorp..................................      67       1,166
    Northeast Community Bancorp, Inc......................   5,046      33,102
    Northern Trust Corp...................................  63,758   3,732,393
   #Northfield Bancorp, Inc...............................  38,419     450,271
    Northrim BanCorp, Inc.................................   2,509      64,030
    Northwest Bancshares, Inc.............................  64,090     885,724
    Norwood Financial Corp................................      71       2,067
    NYSE Euronext......................................... 109,528   4,617,700
   #Ocean Shore Holding Co................................   3,233      48,495
    OceanFirst Financial Corp.............................  11,544     197,172
   *Ocwen Financial Corp..................................  85,479   4,070,510
    OFG Bancorp...........................................  31,287     577,871
    Ohio Valley Banc Corp.................................   1,078      23,942
   #Old Line Bancshares, Inc..............................      98       1,282
    Old National Bancorp..................................  70,460   1,015,329
    Old Republic International Corp....................... 177,794   2,569,123
  #*Old Second Bancorp, Inc...............................   3,572      21,718
   *OmniAmerican Bancorp, Inc.............................   7,163     169,333
    OneBeacon Insurance Group, Ltd. Class A...............  16,121     233,755
    Oppenheimer Holdings, Inc. Class A....................   5,904     113,121
    Oritani Financial Corp................................  34,113     554,677
    Pacific Continental Corp..............................   8,644     106,581
   *Pacific Mercantile Bancorp............................   4,434      27,491

                                     1285

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    PacWest Bancorp.......................................  28,027 $  992,716
   #Park National Corp....................................   9,540    752,706
   *Park Sterling Corp....................................  11,737     78,638
    PartnerRe, Ltd........................................  28,922  2,589,676
    Peapack Gladstone Financial Corp......................   2,972     58,132
    Penns Woods Bancorp, Inc..............................   2,417    111,037
   #People's United Financial, Inc........................ 220,418  3,306,270
    Peoples Bancorp of North Carolina, Inc................     126      1,743
    Peoples Bancorp, Inc..................................   6,533    146,927
  #*PHH Corp..............................................  35,479    803,954
  #*Phoenix Cos., Inc. (The)..............................   3,177    135,563
   *PICO Holdings, Inc....................................  14,743    322,724
  #*Pinnacle Financial Partners, Inc......................  23,821    678,422
   *Piper Jaffray Cos.....................................  10,445    350,430
    Platinum Underwriters Holdings, Ltd...................  22,758  1,322,012
    PNC Financial Services Group, Inc. (The).............. 115,488  8,782,862
   *Popular, Inc..........................................  68,790  2,263,191
   *Porter Bancorp, Inc...................................   3,191      5,457
   *Portfolio Recovery Associates, Inc....................  11,450  1,709,599
   *Preferred Bank........................................   1,871     31,788
    Premier Financial Bancorp, Inc........................   1,250     15,500
    Primerica, Inc........................................  40,283  1,653,214
  #*Primus Guaranty, Ltd..................................   9,727     98,243
    Principal Financial Group, Inc........................ 132,427  5,742,035
    PrivateBancorp, Inc...................................  50,272  1,185,916
    ProAssurance Corp.....................................  41,990  2,247,725
    Progressive Corp. (The)............................... 104,099  2,707,615
   #Prosperity Bancshares, Inc............................  38,338  2,262,709
    Protective Life Corp..................................  53,447  2,315,859
    Provident Financial Holdings, Inc.....................   4,700     82,250
    Provident Financial Services, Inc.....................  38,050    676,910
    Provident New York Bancorp............................  24,242    263,026
  #*Prudential Bancorp, Inc. of Pennsylvania..............   1,666     16,277
    Prudential Financial, Inc.............................  98,538  7,781,546
   #Pulaski Financial Corp................................   4,605     46,096
    Pzena Investment Management, Inc. Class A.............   2,289     16,298
    QC Holdings, Inc......................................   6,412     17,248
    QCR Holdings, Inc.....................................     797     12,473
    Radian Group, Inc.....................................  80,134  1,125,883
    Raymond James Financial, Inc..........................  55,106  2,428,521
    Regions Financial Corp................................ 617,697  6,183,147
    Reinsurance Group of America, Inc.....................  48,816  3,323,881
    RenaissanceRe Holdings, Ltd...........................  32,375  2,815,654
    Renasant Corp.........................................  16,332    447,497
   #Republic Bancorp, Inc. Class A........................  11,604    303,677
   *Republic First Bancorp, Inc...........................   8,744     29,380
    Resource America, Inc. Class A........................  10,164     84,361
   *Riverview Bancorp, Inc................................   5,533     14,386
   #RLI Corp..............................................  14,295  1,179,909
    Rockville Financial, Inc..............................  18,020    236,062
   #Roma Financial Corp...................................  14,191    271,048
   *Royal Bancshares of Pennsylvania, Inc. Class A........   2,289      4,166
    Ryman Hospitality Properties..........................  30,739  1,145,028

                                     1286

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    S&T Bancorp, Inc......................................  19,769 $  483,945
  #*Safeguard Scientifics, Inc............................  13,743    205,458
    Safety Insurance Group, Inc...........................  10,156    546,088
    Salisbury Bancorp, Inc................................     300      8,985
    Sandy Spring Bancorp, Inc.............................  16,305    398,494
   #SB Financial Group, Inc...............................     600      4,740
  #*Seacoast Banking Corp. of Florida.....................  19,531     46,093
    SEI Investments Co....................................  31,179    985,568
    Selective Insurance Group, Inc........................  37,720    922,254
   *Shore Bancshares, Inc.................................   1,418     11,231
    SI Financial Group, Inc...............................   4,055     45,903
    Sierra Bancorp........................................   6,986    110,239
   *Signature Bank........................................  25,983  2,378,744
    Simmons First National Corp. Class A..................  10,999    300,823
    Simplicity Bancorp, Inc...............................   4,666     69,103
    SLM Corp.............................................. 140,466  3,470,915
   *Southcoast Financial Corp.............................   1,310      7,243
   oSouthern Community Financial..........................   4,210        926
   *Southern First Bancshares, Inc........................      18        238
   #Southern Missouri Bancorp, Inc........................      65      1,739
   #Southern National Bancorp of Virginia, Inc............     417      4,132
   #Southside Bancshares, Inc.............................  11,897    297,306
   *Southwest Bancorp, Inc................................  11,578    173,207
  #*St Joe Co. (The)......................................  51,029  1,157,338
    StanCorp Financial Group, Inc.........................  29,243  1,552,511
    State Auto Financial Corp.............................  23,350    474,005
    State Street Corp..................................... 107,806  7,510,844
    StellarOne Corp.......................................  13,605    288,154
    Sterling Bancorp......................................  19,994    270,919
    Stewart Information Services Corp.....................  14,409    445,670
  #*Stifel Financial Corp.................................  43,632  1,642,745
   *Stratus Properties, Inc...............................     271      3,482
   *Suffolk Bancorp.......................................   7,798    141,534
    Summit State Bank.....................................     361      3,639
   *Sun Bancorp, Inc......................................  21,767     72,266
    SunTrust Banks, Inc................................... 118,016  4,105,777
    Susquehanna Bancshares, Inc........................... 128,303  1,706,430
   *SVB Financial Group...................................  29,536  2,576,130
   *SWS Group, Inc........................................  14,900     88,804
    SY Bancorp, Inc.......................................   8,665    239,414
    Symetra Financial Corp................................  61,464  1,105,123
    Synovus Financial Corp................................ 545,512  1,816,555
    T Rowe Price Group, Inc...............................  11,700    880,308
   *Taylor Capital Group, Inc.............................  17,856    400,510
   #TCF Financial Corp.................................... 113,212  1,725,351
    TD Ameritrade Holding Corp............................  99,756  2,696,405
    Teche Holding Co......................................     651     29,705
   *Tejon Ranch Co........................................  13,389    452,414
    Territorial Bancorp, Inc..............................   7,203    163,796
   #Teton Advisors, Inc. Class A..........................      29        755
   *Texas Capital Bancshares, Inc.........................  26,675  1,213,446
    TF Financial Corp.....................................     840     22,798
   *TFS Financial Corp.................................... 137,966  1,610,063

                                     1287

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Thomas Properties Group, Inc......................    30,277 $   171,368
    Timberland Bancorp, Inc...........................       899       7,857
    Tompkins Financial Corp...........................     8,371     377,783
    Torchmark Corp....................................    43,587   3,098,164
    Tower Group International, Ltd....................    32,198     704,170
   #TowneBank.........................................    18,870     301,354
  #*Transcontinental Realty Investors, Inc............       860       6,472
    Travelers Cos., Inc. (The)........................   100,570   8,402,623
    Tree.com, Inc.....................................     6,730     127,130
    Trico Bancshares..................................     9,980     216,167
   #TrustCo Bank Corp.................................    66,045     392,307
    Trustmark Corp....................................    46,044   1,241,807
    U.S. Bancorp......................................   351,609  13,122,048
   #UMB Financial Corp................................    27,043   1,617,171
    Umpqua Holdings Corp..............................    76,213   1,283,427
    Union Bankshares Inc/Morrisville..................       337       7,037
    Union First Market Bankshares Corp................    15,486     342,241
    United Bancshares, Inc............................       606       7,878
   #United Bankshares, Inc............................    34,077     965,061
   *United Community Banks, Inc.......................    26,281     358,210
  #*United Community Financial Corp...................     1,551       7,166
    United Financial Bancorp, Inc.....................    12,423     193,923
    United Fire Group, Inc............................    16,201     421,388
  #*United Security Bancshares........................     1,924       8,216
    Unity Bancorp, Inc................................     2,239      17,576
    Universal Insurance Holdings, Inc.................    27,811     218,594
    Univest Corp. of Pennsylvania.....................    11,004     223,271
    Unum Group........................................   125,496   3,970,693
    Validus Holdings, Ltd.............................    75,558   2,677,020
   #Valley National Bancorp...........................   131,681   1,362,898
   *Vantagesouth Bancshares, Inc......................     1,661       8,388
   #ViewPoint Financial Group, Inc....................    34,190     737,478
   *Virginia Commerce Bancorp, Inc....................    19,729     296,527
   *Virtus Investment Partners, Inc...................     1,301     242,637
    Waddell & Reed Financial, Inc. Class A............    12,057     615,630
  #*Walker & Dunlop, Inc..............................     7,837     144,514
    Washington Banking Co.............................     9,453     137,541
    Washington Federal, Inc...........................    71,307   1,550,927
    Washington Trust Bancorp, Inc.....................    10,495     339,408
  #*Waterstone Financial, Inc.........................    11,388     123,901
    Wayne Savings Bancshares, Inc.....................       243       2,586
    Webster Financial Corp............................    62,785   1,710,263
    Wells Fargo & Co.................................. 1,141,958  49,675,173
    WesBanco, Inc.....................................    18,378     541,232
    West BanCorp., Inc................................     9,721     132,983
   #Westamerica BanCorp...............................    18,055     866,459
   *Western Alliance Bancorp..........................    60,513   1,072,895
    Westfield Financial, Inc..........................    18,225     126,846
    Westwood Holdings Group, Inc......................     2,604     129,523
    Willis Group Holdings P.L.C.......................    35,900   1,536,520
    Wilshire Bancorp, Inc.............................    48,045     422,316
   #Wintrust Financial Corp...........................    25,024   1,023,732
  #*World Acceptance Corp.............................    10,120     842,794

                                     1288

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    WR Berkley Corp.......................................  58,520 $  2,479,492
    WSFS Financial Corp...................................   1,362       81,080
    WVS Financial Corp....................................     757        8,319
    XL Group P.L.C........................................ 138,187    4,332,162
   *Yadkin Financial Corp.................................   2,370       36,948
    Zions BanCorp......................................... 121,650    3,605,706
   *ZipRealty, Inc........................................   9,538       31,666
                                                                   ------------
Total Financials..........................................          785,651,981
                                                                   ------------
Health Care -- (9.9%)
   #Abaxis, Inc...........................................   8,090      340,589
    Abbott Laboratories................................... 181,952    6,664,902
    AbbVie, Inc...........................................  69,977    3,182,554
   *ABIOMED, Inc..........................................   2,168       54,373
  #*Acadia Healthcare Co., Inc............................   2,170       80,008
  #*Accuray, Inc..........................................  47,276      293,584
   *Acorda Therapeutics, Inc..............................  15,136      574,714
   *Actavis, Inc..........................................  39,726    5,334,010
  #*Adcare Health Systems, Inc............................   2,885       12,983
   *Addus HomeCare Corp...................................   5,238      102,874
    Aetna, Inc............................................ 103,394    6,634,793
  #*Affymax, Inc..........................................  21,288       36,828
   *Affymetrix, Inc.......................................  43,784      166,379
    Agilent Technologies, Inc.............................  40,144    1,795,641
   #Air Methods Corp......................................  22,179      744,993
  #*Akorn, Inc............................................   6,306       89,482
  #*Albany Molecular Research, Inc........................  19,802      251,683
   *Alere, Inc............................................  55,692    1,860,113
   *Alexion Pharmaceuticals, Inc..........................  12,000    1,394,760
   *Align Technology, Inc.................................  36,980    1,591,619
   *Alkermes P.L.C........................................  62,364    2,094,183
    Allergan, Inc.........................................  15,701    1,430,675
   *Alliance HealthCare Services, Inc.....................     286        5,577
   *Allied Healthcare Products............................     500        1,235
   *Allscripts Healthcare Solutions, Inc.................. 111,726    1,766,388
   #Almost Family, Inc....................................   5,545      106,076
   *Alnylam Pharmaceuticals, Inc..........................  15,940      735,950
  #*Alphatec Holdings, Inc................................  36,305       83,502
   *AMAG Pharmaceuticals, Inc.............................  10,668      240,030
  #*Amedisys, Inc.........................................  19,877      248,661
    AmerisourceBergen Corp................................  46,200    2,692,074
    Amgen, Inc............................................  85,813    9,292,690
   *AMN Healthcare Services, Inc..........................  31,691      468,393
   *Amsurg Corp...........................................  21,900      856,509
    Analogic Corp.........................................   8,222      586,969
   *AngioDynamics, Inc....................................  14,329      171,232
   *Anika Therapeutics, Inc...............................   9,303      187,083
  #*Ariad Pharmaceuticals, Inc............................  52,500      975,450
  #*Arqule, Inc...........................................  10,910       29,130
   *ArthroCare Corp.......................................  18,648      676,176
   *Astex Pharmaceuticals.................................  66,053      345,457
  #*athenahealth, Inc.....................................   2,911      325,886
   *AtriCure, Inc.........................................   3,000       28,980

                                     1289

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
    Atrion Corp...........................................   1,338 $  322,659
  #*AVEO Pharmaceuticals, Inc.............................   6,456     15,494
  #*Baxano Surgical, Inc..................................  11,970     23,820
    Baxter International, Inc.............................  22,821  1,666,846
    Becton Dickinson and Co...............................  12,012  1,245,885
   *Bio-Rad Laboratories, Inc. Class A....................  14,801  1,805,574
   *Bio-Rad Laboratories, Inc. Class B....................     630     74,431
  #*Bio-Reference Labs, Inc...............................  15,232    407,456
   *Biogen Idec, Inc......................................  16,395  3,576,241
   *BioMarin Pharmaceutical, Inc..........................  15,781  1,020,242
   *BioScrip, Inc.........................................  43,835    712,319
   *Biospecifics Technologies Corp........................   1,000     16,490
    Biota Pharmaceuticals, Inc............................   1,431      5,796
    BioTelemetry, Inc.....................................  16,060    121,414
   *Boston Scientific Corp................................ 619,825  6,768,489
   *Bovie Medical Corp....................................   6,717     20,151
    Bristol-Myers Squibb Co............................... 143,332  6,197,676
  #*Brookdale Senior Living, Inc..........................  75,024  2,184,699
   *Bruker Corp...........................................  20,164    361,339
  #*BSD Medical Corp......................................   1,100      1,584
   *Cambrex Corp..........................................  20,071    294,040
    Cantel Medical Corp...................................  27,845    738,993
   *Capital Senior Living Corp............................  18,189    419,075
    Cardinal Health, Inc..................................  31,700  1,587,853
   *CareFusion Corp.......................................  96,862  3,735,967
   *CAS Medical Systems, Inc..............................     415        593
   *Catamaran Corp........................................  20,708  1,093,382
   *Celgene Corp..........................................  20,854  3,062,618
  #*Celldex Therapeutics, Inc.............................  37,920    776,602
   *Centene Corp..........................................  30,879  1,712,858
  #*Cepheid, Inc..........................................  10,300    359,161
   *Cerner Corp...........................................  28,400  1,391,600
   *Charles River Laboratories International, Inc.........  28,153  1,282,088
   #Chemed Corp...........................................  13,161    929,035
   *Chindex International, Inc............................   3,475     59,492
    Cigna Corp............................................  70,425  5,481,178
    Community Health Systems, Inc.........................  63,281  2,914,723
   #Computer Programs & Systems, Inc......................   2,800    156,072
    CONMED Corp...........................................  17,455    572,524
    Cooper Cos., Inc. (The)...............................  30,523  3,887,104
   *Corvel Corp...........................................  13,298    450,669
  #*Covance, Inc..........................................  30,579  2,522,767
    Covidien P.L.C........................................  44,304  2,730,456
    CR Bard, Inc..........................................   4,700    538,620
   *Cross Country Healthcare, Inc.........................  16,468     92,880
    CryoLife, Inc.........................................  16,130    114,200
  #*Cubist Pharmaceuticals, Inc...........................  38,122  2,376,144
  #*Cumberland Pharmaceuticals, Inc.......................  12,297     68,863
  #*Cutera, Inc...........................................   8,996     85,912
   *Cyberonics, Inc.......................................   8,655    449,973
   *Cynosure, Inc. Class A................................  14,888    424,021
   *DaVita HealthCare Partners, Inc.......................  25,050  2,916,070
    Daxor Corp............................................   1,894     13,637

                                     1290

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
    DENTSPLY International, Inc...........................  35,485 $1,521,597
  #*Depomed, Inc..........................................  12,339     80,450
   *Digirad Corp..........................................   8,621     21,208
   *Durect Corp...........................................   2,398      3,021
   *Dynacq Healthcare, Inc................................   2,399         96
   *Edwards Lifesciences Corp.............................  10,600    756,628
    Eli Lilly & Co........................................  48,546  2,578,278
   *Emergent Biosolutions, Inc............................  23,122    409,028
   *Emeritus Corp.........................................  27,130    629,145
  #*Endo Health Solutions, Inc............................  70,799  2,722,930
  #*Endocyte, Inc.........................................   5,776    103,795
    Ensign Group, Inc. (The)..............................  13,555    518,343
  #*Enzo Biochem, Inc.....................................  22,936     50,000
    Enzon Pharmaceuticals, Inc............................  28,575     57,150
   *Exactech, Inc.........................................   8,140    175,743
  #*ExamWorks Group, Inc..................................  13,169    319,743
  #*Exelixis, Inc.........................................   4,965     25,173
   *Express Scripts Holding Co............................ 125,492  8,226,001
   *Five Star Quality Care, Inc...........................  31,330    185,474
   *Forest Laboratories, Inc..............................  76,015  3,311,213
   *Furiex Pharmaceuticals, Inc...........................   6,344    279,073
  #*Genomic Health, Inc...................................   1,302     46,403
   *Gentiva Health Services, Inc..........................  20,482    219,977
  #*Gilead Sciences, Inc..................................  65,300  4,012,685
   *Greatbatch, Inc.......................................  14,728    556,718
  #*GTx, Inc..............................................   8,578     41,089
   *Haemonetics Corp......................................  35,242  1,487,917
   *Hanger, Inc...........................................  22,361    825,568
   *Harvard Bioscience, Inc...............................  18,886    101,040
    HCA Holdings, Inc.....................................   3,355    130,845
   *Health Management Associates, Inc. Class A............ 137,366  1,851,694
   *Health Net, Inc.......................................  56,130  1,721,507
   *HealthSouth Corp......................................  27,299    888,855
  #*HealthStream, Inc.....................................  12,289    387,104
   *Healthways, Inc.......................................  23,030    395,195
  #*Henry Schein, Inc.....................................  27,023  2,805,798
   #Hi-Tech Pharmacal Co., Inc............................   8,775    315,374
    Hill-Rom Holdings, Inc................................  42,471  1,574,400
  #*HMS Holdings Corp.....................................   7,613    184,158
   *Hologic, Inc.......................................... 109,285  2,480,769
  #*Horizon Pharma, Inc...................................   1,510      3,805
  #*Hospira, Inc..........................................  48,274  1,964,752
    Humana, Inc...........................................  47,983  4,378,929
   *ICU Medical, Inc......................................   9,926    711,595
  #*Idera Pharmaceuticals, Inc............................  12,551     16,567
  #*IDEXX Laboratories, Inc...............................   8,700    852,513
  #*Illumina, Inc.........................................   8,304    662,825
  #*Immunomedics, Inc.....................................   7,638     43,460
   *Impax Laboratories, Inc...............................  45,923    952,443
   *Incyte Corp., Ltd.....................................  40,400    945,764
   *Infinity Pharmaceuticals, Inc.........................  11,550    244,629
  #*Integra LifeSciences Holdings Corp....................  17,936    706,499
   *Intuitive Surgical, Inc...............................   2,000    776,000

                                     1291

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   #Invacare Corp.........................................  15,963 $   249,182
   *IPC The Hospitalist Co., Inc..........................   8,188     412,430
   *Iridex Corp...........................................   1,074       6,659
   *Isis Pharmaceuticals, Inc.............................     351      10,126
   *Jazz Pharmaceuticals P.L.C............................  22,546   1,702,448
    Johnson & Johnson..................................... 181,710  16,989,885
    Kewaunee Scientific Corp..............................     674       9,032
  #*Kindred Healthcare, Inc...............................  35,212     540,856
  #*Laboratory Corp. of America Holdings..................  18,272   1,767,633
    Landauer, Inc.........................................   2,642     130,171
   *Lannett Co., Inc......................................  16,948     235,408
  #*LCA-Vision, Inc.......................................   9,225      37,085
    LeMaitre Vascular, Inc................................   9,392      64,711
  #*LHC Group, Inc........................................  11,292     259,038
   *Life Technologies Corp................................  49,868   3,720,153
   *LifePoint Hospitals, Inc..............................  32,623   1,603,747
  #*Luminex Corp..........................................  16,137     321,288
   *Magellan Health Services, Inc.........................  21,872   1,249,985
   *Mallinckrodt P.L.C....................................   5,538     254,139
   #Masimo Corp...........................................  20,591     479,564
    Maxygen, Inc..........................................  19,082      47,705
    McKesson Corp.........................................  22,964   2,816,764
   *MedAssets, Inc........................................  40,119     873,391
  o*MedCath Corp..........................................   9,997      13,696
   *Medical Action Industries, Inc........................   9,533      87,608
  #*Medicines Co. (The)...................................  38,396   1,186,436
  #*MediciNova, Inc.......................................   4,504      12,071
   *Medidata Solutions, Inc...............................   5,897     545,649
  #*Medivation, Inc.......................................  14,686     849,879
  #*MEDNAX, Inc...........................................  32,624   3,178,230
    Medtronic, Inc........................................  93,790   5,180,960
    Merck & Co., Inc...................................... 589,040  28,374,057
  #*Merge Healthcare, Inc.................................   1,031       4,670
   *Merit Medical Systems, Inc............................  27,405     360,102
  #*Metabolix, Inc........................................   1,632       2,676
  #*Mettler-Toledo International, Inc.....................   2,600     573,560
   *Misonix, Inc..........................................     434       2,239
  #*Molina Healthcare, Inc................................  31,092   1,154,135
   *Momenta Pharmaceuticals, Inc..........................  36,572     631,233
   *MWI Veterinary Supply, Inc............................   6,600     938,322
   *Mylan, Inc............................................ 135,096   4,533,822
  #*Myriad Genetics, Inc..................................  26,739     793,346
   #National Healthcare Corp..............................   8,490     407,775
  #*National Research Corp. Class A.......................   8,340     149,953
   #National Research Corp. Class B.......................   1,390      54,349
   *Natus Medical, Inc....................................  20,161     257,859
   *Neogen Corp...........................................   9,543     538,989
   *Neurocrine Biosciences, Inc...........................   2,861      40,025
   *NuVasive, Inc.........................................  28,888     659,224
    Omnicare, Inc.........................................  73,936   3,903,081
   *Omnicell, Inc.........................................  23,129     488,022
   *OncoGenex Pharmaceutical, Inc.........................     900       8,793
  #*Onyx Pharmaceuticals, Inc.............................  27,395   3,596,963

                                     1292

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Health Care -- (Continued)
  #*Opko Health, Inc..................................     4,793 $    35,708
  #*OraSure Technologies, Inc.........................    14,478      64,138
   *Orthofix International NV.........................    11,982     272,111
  #*Osiris Therapeutics, Inc..........................     6,988      80,013
   #Owens & Minor, Inc................................    43,751   1,573,286
   *Pacific Biosciences of California, Inc............     5,721      14,817
    Pain Therapeutics, Inc............................    21,575      52,212
   *PAREXEL International Corp........................    39,643   1,960,346
    Patterson Cos., Inc...............................    58,491   2,391,697
   *PDI, Inc..........................................     8,907      41,418
   #PDL BioPharma, Inc................................    61,804     501,848
    PerkinElmer, Inc..................................    74,994   2,556,545
  #*Pernix Therapeutics Holdings......................       733       2,492
    Perrigo Co........................................     8,500   1,057,315
    Pfizer, Inc....................................... 1,248,894  36,505,172
   *PharMerica Corp...................................    19,929     291,761
  #*PhotoMedex, Inc...................................     1,599      25,456
  #*Pozen, Inc........................................    19,179     110,279
  #*Progenics Pharmaceuticals, Inc....................    18,532     111,007
   *ProPhase Labs, Inc................................     2,300       3,565
   *Providence Service Corp. (The)....................     8,876     244,711
  #*pSivida Corp......................................     8,193      30,888
   #Quality Systems, Inc..............................    16,323     373,307
   #Quest Diagnostics, Inc............................    36,218   2,111,872
   #Questcor Pharmaceuticals, Inc.....................    23,700   1,583,634
  #*Quidel Corp.......................................    21,044     563,348
   *RadNet, Inc.......................................    10,798      30,018
  #*Regeneron Pharmaceuticals, Inc....................    13,800   3,726,828
  #*Repligen Corp.....................................    21,489     218,543
   #ResMed, Inc.......................................    48,888   2,329,513
  #*Rigel Pharmaceuticals, Inc........................    42,890     163,411
   *Rochester Medical Corp............................     6,486      95,863
   *RTI Biologics, Inc................................    36,333     142,425
   *Salix Pharmaceuticals, Ltd........................    18,332   1,354,735
  #*Sangamo Biosciences, Inc..........................    13,614     132,737
   *Santarus, Inc.....................................    17,297     420,663
   *Sciclone Pharmaceuticals, Inc.....................    36,986     231,532
  #*Seattle Genetics, Inc.............................    19,300     782,036
    Select Medical Holdings Corp......................    83,479     748,807
   *Sirona Dental Systems, Inc........................    29,087   2,053,542
  #*Skilled Healthcare Group, Inc. Class A............    15,517     101,171
  #*Solta Medical, Inc................................    35,517      96,251
    Span-America Medical Systems, Inc.................     1,468      30,813
   *Spectranetics Corp................................    19,200     345,984
   #Spectrum Pharmaceuticals, Inc.....................    36,097     304,659
    St Jude Medical, Inc..............................    73,363   3,843,488
  #*Staar Surgical Co.................................    10,301     108,264
  #*Stereotaxis, Inc..................................       260       1,362
    STERIS Corp.......................................    35,952   1,618,559
   *Strategic Diagnostics, Inc........................     5,707       5,593
    Stryker Corp......................................    22,435   1,580,770
   *Sucampo Pharmaceuticals, Inc. Class A.............     7,118      43,633
   *SurModics, Inc....................................    11,126     225,190

                                     1293

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Symmetry Medical, Inc.................................  23,856 $    207,786
  #*Synageva BioPharma Corp...............................   1,608       77,345
   *Targacept, Inc........................................  10,016       50,080
   *Team Health Holdings, Inc.............................  15,305      615,567
    Techne Corp...........................................   4,502      331,977
    Teleflex, Inc.........................................  26,985    2,143,419
   *Tenet Healthcare Corp.................................  68,727    3,068,661
  #*Theravance, Inc.......................................   3,550      136,888
    Thermo Fisher Scientific, Inc.........................  80,154    7,302,831
   *Thoratec Corp.........................................  31,663    1,038,230
   *Tornier NV............................................     663       10,873
  #*Transcept Pharmaceuticals, Inc........................   9,491       26,670
   *Triple-S Management Corp. Class B.....................  11,373      247,476
   oTrubion Pharmeceuticals, Inc..........................   3,700           --
  #*United Therapeutics Corp..............................  27,117    2,029,436
    UnitedHealth Group, Inc............................... 192,286   14,008,035
    Universal American Corp...............................  50,934      552,125
    Universal Health Services, Inc. Class B...............  53,642    3,752,258
    US Physical Therapy, Inc..............................   7,823      223,894
   #Utah Medical Products, Inc............................   2,338      130,507
   *Vanguard Health Systems, Inc..........................  19,667      411,237
   *Varian Medical Systems, Inc...........................   7,597      550,783
   *Vascular Solutions, Inc...............................  10,690      172,750
   *VCA Antech, Inc.......................................  60,740    1,746,882
   *Vertex Pharmaceuticals, Inc...........................  13,281    1,059,824
  #*Vical, Inc............................................   7,615       29,394
  #*ViroPharma, Inc.......................................  47,167    1,618,771
    Warner Chilcott P.L.C. Class A........................  39,802      848,181
   *Waters Corp...........................................   7,000      706,580
   *WellCare Health Plans, Inc............................  29,295    1,787,874
    WellPoint, Inc........................................  83,721    7,163,169
    West Pharmaceutical Services, Inc.....................  22,386    1,651,191
   *Wright Medical Group, Inc.............................  30,600      839,052
  #*XenoPort, Inc.........................................  21,928      118,192
   *Zalicus, Inc..........................................   1,238          597
    Zimmer Holdings, Inc..................................  54,916    4,584,388
    Zoetis, Inc........................................... 386,124   11,510,355
                                                                   ------------
Total Health Care.........................................          414,961,667
                                                                   ------------
Industrials -- (12.3%)
    3M Co.................................................  36,437    4,278,797
   #AAON, Inc.............................................  23,691      511,015
    AAR Corp..............................................  26,981      654,019
    ABM Industries, Inc...................................  37,218      963,946
   #Acacia Research Corp..................................  30,969      706,713
  #*ACCO Brands Corp......................................  53,691      354,898
  #*Accuride Corp.........................................   1,590        9,095
    Aceto Corp............................................  18,318      284,295
    Acme United Corp......................................     700        9,716
   #Acorn Energy, Inc.....................................   7,525       65,317
   #Actuant Corp. Class A.................................  50,752    1,792,053
   #Acuity Brands, Inc....................................  20,533    1,776,104
  #*Adept Technology, Inc.................................   5,898       20,938

                                     1294

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
    ADT Corp. (The)....................................... 52,218 $2,092,897
   *Advisory Board Co. (The).............................. 11,167    655,391
   *AECOM Technology Corp................................. 73,717  2,499,006
  #*Aegion Corp........................................... 27,157    619,723
  #*Aerovironment, Inc.................................... 14,264    322,509
    AGCO Corp............................................. 37,457  2,106,956
   *Air Transport Services Group, Inc..................... 35,532    237,354
    Aircastle, Ltd........................................ 37,400    657,492
    Alamo Group, Inc......................................  8,004    333,527
   *Alaska Air Group, Inc................................. 46,168  2,824,097
    Albany International Corp. Class A.................... 18,740    646,717
    Allegiant Travel Co................................... 11,255  1,096,012
    Alliant Techsystems, Inc.............................. 21,970  2,045,407
   oAllied Defense Group, Inc. (The)......................  2,821     14,810
    Allied Motion Technologies, Inc.......................  3,866     27,758
    Altra Holdings, Inc................................... 18,297    456,327
    AMERCO................................................ 12,151  2,020,954
  #*Ameresco, Inc. Class A................................ 16,123    147,364
   #American Railcar Industries, Inc...................... 15,398    553,250
    American Science & Engineering, Inc...................  5,489    333,676
   *American Superconductor Corp..........................  2,515      6,313
  #*American Woodmark Corp................................  9,491    329,243
    AMETEK, Inc........................................... 34,744  1,607,952
    Ampco-Pittsburgh Corp.................................  4,586     88,235
   *AMREP Corp............................................  2,552     24,882
    AO Smith Corp......................................... 49,842  2,059,471
   #Apogee Enterprises, Inc............................... 19,688    526,851
    Applied Industrial Technologies, Inc.................. 29,273  1,526,880
   *ARC Document Solutions, Inc........................... 24,709    117,862
    Argan, Inc............................................  9,001    142,666
    Arkansas Best Corp.................................... 18,043    391,533
  #*Armstrong World Industries, Inc....................... 34,300  1,717,744
    Astec Industries, Inc................................. 14,807    518,245
   *Astronics Corp........................................  7,646    302,093
   *AT Cross Co. Class A..................................  1,727     32,122
   *Atlas Air Worldwide Holdings, Inc..................... 17,609    786,066
    Avery Dennison Corp................................... 63,827  2,854,982
  #*Avis Budget Group, Inc................................ 69,787  2,208,061
    AZZ, Inc.............................................. 17,280    653,702
   *B/E Aerospace, Inc.................................... 44,617  3,110,251
    Babcock & Wilcox Co. (The)............................ 37,883  1,156,947
   #Baltic Trading, Ltd...................................  2,500      9,400
    Barnes Group, Inc..................................... 35,773  1,180,509
    Barrett Business Services, Inc........................  5,822    409,054
  #*Beacon Roofing Supply, Inc............................ 33,648  1,372,502
    Belden, Inc........................................... 30,033  1,760,234
   *Blount International, Inc............................. 16,686    219,921
   *BlueLinx Holdings, Inc................................ 24,060     44,511
    Boeing Co. (The)...................................... 26,650  2,800,915
    Brady Corp. Class A................................... 32,230  1,072,292
   *Breeze-Eastern Corp...................................  3,679     33,976
   #Briggs & Stratton Corp................................ 33,003    668,311
    Brink's Co. (The)..................................... 32,571    870,623

                                     1295

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
  #*Builders FirstSource, Inc.............................  27,781 $  163,908
   *CAI International, Inc................................  14,029    294,469
    Carlisle Cos., Inc....................................  36,052  2,442,162
  #*Casella Waste Systems, Inc. Class A...................  16,083     76,716
    Caterpillar, Inc......................................  31,000  2,570,210
  #*CBIZ, Inc.............................................  32,051    232,690
    CDI Corp..............................................  12,053    189,594
   #Ceco Environmental Corp...............................   9,475    126,586
    Celadon Group, Inc....................................  15,422    310,136
   #CH Robinson Worldwide, Inc............................   7,700    459,074
  #*Chart Industries, Inc.................................  18,319  2,082,870
    Chicago Bridge & Iron Co. NV..........................   5,410    322,328
   #Cintas Corp...........................................  48,881  2,322,336
    CIRCOR International, Inc.............................  11,327    594,894
    CLARCOR, Inc..........................................  27,008  1,484,900
  #*Clean Harbors, Inc....................................  21,753  1,227,739
    CNH Global NV.........................................  11,154    524,126
   #Coleman Cable, Inc....................................   3,974     86,355
  #*Colfax Corp...........................................  52,403  2,781,027
   *Columbus McKinnon Corp................................  12,911    285,591
    Comfort Systems USA, Inc..............................  25,066    387,270
  #*Command Security Corp.................................     800      1,232
  #*Commercial Vehicle Group, Inc.........................   6,508     47,118
    Compx International, Inc..............................     294      5,113
    Con-way, Inc..........................................  38,525  1,596,861
   *Consolidated Graphics, Inc............................   6,607    354,069
   *Copart, Inc...........................................  49,606  1,612,691
    Corporate Executive Board Co. (The)...................  10,892    734,448
   #Courier Corp..........................................   6,202     96,255
    Covanta Holding Corp..................................  87,090  1,812,343
   *Covenant Transportation Group, Inc. Class A...........   5,187     33,249
   *CPI Aerostructures, Inc...............................   3,637     40,771
   *CRA International, Inc................................   6,409    122,668
    Crane Co..............................................  30,666  1,867,559
    CSX Corp.............................................. 226,816  5,627,305
    Cubic Corp............................................  17,070    862,888
    Cummins, Inc..........................................  12,936  1,567,714
    Curtiss-Wright Corp...................................  31,452  1,278,209
    Danaher Corp..........................................  66,526  4,479,861
    Deere & Co............................................  11,800    980,226
   *Delta Air Lines, Inc.................................. 162,660  3,453,272
    Deluxe Corp...........................................  28,036  1,149,756
   *DigitalGlobe, Inc.....................................  51,576  1,671,062
   *Dolan Co. (The).......................................  10,305     26,175
    Donaldson Co., Inc....................................  12,200    442,250
    Douglas Dynamics, Inc.................................  14,575    209,443
    Dover Corp............................................  45,729  3,916,232
   *Ducommun, Inc.........................................   6,406    146,313
   #Dun & Bradstreet Corp. (The)..........................  10,986  1,138,479
   *DXP Enterprises, Inc..................................   9,019    622,311
   *Dycom Industries, Inc.................................  22,460    594,741
    Dynamic Materials Corp................................   5,915    114,692
    Eastern Co. (The).....................................   1,960     32,771

                                     1296

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
    Eaton Corp. P.L.C.................................    90,244 $ 6,222,324
  #*Echo Global Logistics, Inc........................    14,038     305,607
    Ecology and Environment, Inc. Class A.............       903       9,852
    EMCOR Group, Inc..................................    44,241   1,826,268
    Emerson Electric Co...............................    40,260   2,470,756
    Encore Wire Corp..................................    15,183     633,283
  #*Energy Recovery, Inc..............................    25,110     109,731
   *EnerNOC, Inc......................................    20,527     320,632
    EnerSys, Inc......................................    32,722   1,731,648
   *Engility Holdings, Inc............................     7,595     247,521
    Ennis, Inc........................................    15,285     283,231
  #*EnPro Industries, Inc.............................    13,762     782,094
    Equifax, Inc......................................    42,708   2,700,427
    ESCO Technologies, Inc............................    17,458     604,571
    Espey Manufacturing & Electronics Corp............     1,611      44,141
   *Esterline Technologies Corp.......................    21,343   1,738,174
    Exelis, Inc.......................................   125,142   1,849,599
    Expeditors International of Washington, Inc.......    14,733     594,035
    Exponent, Inc.....................................     7,570     500,528
    Fastenal Co.......................................    19,684     964,713
   *Federal Signal Corp...............................    42,580     413,026
    FedEx Corp........................................    64,166   6,801,596
   *Flow International Corp...........................    29,934     115,545
    Flowserve Corp....................................    42,720   2,421,370
    Fluor Corp........................................    38,534   2,410,687
    Fortune Brands Home & Security, Inc...............    74,459   3,075,901
    Forward Air Corp..................................    20,244     740,323
   *Franklin Covey Co.................................    11,113     179,364
    Franklin Electric Co., Inc........................    32,700   1,218,402
    FreightCar America, Inc...........................     8,014     145,935
   *Frozen Food Express Industries....................     6,523      13,633
   *FTI Consulting, Inc...............................    27,376   1,020,030
   *Fuel Tech, Inc....................................    14,209      52,573
   *Furmanite Corp....................................    21,324     159,717
    G&K Services, Inc. Class A........................    12,755     673,592
    GATX Corp.........................................    31,809   1,437,131
  #*Genco Shipping & Trading, Ltd.....................    24,121      50,172
   *Gencor Industries, Inc............................     1,500      11,550
  #*GenCorp, Inc......................................    27,116     474,801
    Generac Holdings, Inc.............................    33,070   1,433,584
    General Cable Corp................................    34,348   1,082,649
    General Dynamics Corp.............................    67,063   5,723,156
    General Electric Co............................... 2,340,656  57,041,787
   *Genesee & Wyoming, Inc. Class A...................    33,758   3,026,742
   *Gibraltar Industries, Inc.........................    20,489     315,531
    Global Power Equipment Group, Inc.................     8,836     159,755
  #*Goldfield Corp. (The).............................     6,617      14,227
   #Gorman-Rupp Co. (The).............................    13,388     464,965
   *GP Strategies Corp................................    12,731     336,226
    Graco, Inc........................................     8,200     572,196
  #*GrafTech International, Ltd.......................    65,299     491,048
    Graham Corp.......................................     5,251     171,655
    Granite Construction, Inc.........................    25,964     785,411

                                     1297

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Great Lakes Dredge & Dock Corp........................  38,937 $  299,426
  #*Greenbrier Cos., Inc..................................  18,659    426,731
    Griffon Corp..........................................  40,850    486,115
    H&E Equipment Services, Inc...........................  22,012    502,754
    Hardinge, Inc.........................................   6,210     98,242
    Harsco Corp...........................................  56,041  1,443,616
  #*Hawaiian Holdings, Inc................................  32,942    251,677
   #Heartland Express, Inc................................  58,627    862,989
   #HEICO Corp............................................  13,841    786,169
    HEICO Corp. Class A...................................  23,382    940,424
    Heidrick & Struggles International, Inc...............   9,947    152,985
  #*Heritage-Crystal Clean, Inc...........................   1,500     23,310
    Herman Miller, Inc....................................  15,569    437,645
  #*Hertz Global Holdings, Inc............................ 126,584  3,241,816
   *Hexcel Corp...........................................  51,228  1,803,738
   *Hill International, Inc...............................  20,714     65,042
    HNI Corp..............................................  29,911  1,139,908
    Honeywell International, Inc..........................  42,942  3,563,327
   #Houston Wire & Cable Co...............................   9,874    146,431
   *Hub Group, Inc. Class A...............................  25,672    981,954
    Hubbell, Inc. Class A.................................   1,849    179,344
    Hubbell, Inc. Class B.................................  20,703  2,222,467
   *Hudson Global, Inc....................................  18,692     44,300
    Huntington Ingalls Industries, Inc....................  27,115  1,686,011
    Hurco Cos., Inc.......................................   3,200     91,200
   *Huron Consulting Group, Inc...........................  15,274    778,058
    Hyster-Yale Materials Handling, Inc...................   8,680    564,287
   *ICF International, Inc................................  11,802    394,069
    IDEX Corp.............................................  46,979  2,802,297
   *IHS, Inc. Class A.....................................   7,882    865,286
   *II-VI, Inc............................................  39,420    696,946
   #Illinois Tool Works, Inc..............................  40,408  2,910,992
    Ingersoll-Rand P.L.C..................................  64,400  3,931,620
  #*InnerWorkings, Inc....................................  27,897    325,837
   *Innotrac Corp.........................................     558      2,104
   #Innovative Solutions & Support, Inc...................  12,137     93,576
    Insperity, Inc........................................  17,004    562,322
    Insteel Industries, Inc...............................  12,116    203,549
   *Integrated Electrical Services, Inc...................   2,632     15,502
    Interface, Inc........................................  34,485    654,870
   #International Shipholding Corp........................   2,771     75,759
   #Intersections, Inc....................................  12,990    125,743
    Iron Mountain, Inc....................................  39,763  1,105,411
    ITT Corp..............................................  40,001  1,249,631
   *Jacobs Engineering Group, Inc.........................  35,863  2,123,090
   #JB Hunt Transport Services, Inc.......................   9,866    739,259
  #*JetBlue Airways Corp.................................. 193,656  1,266,510
    John Bean Technologies Corp...........................  17,411    412,815
   #Joy Global, Inc.......................................  18,849    933,025
    Kadant, Inc...........................................   6,702    219,423
    Kaman Corp............................................  17,372    657,704
    Kansas City Southern..................................  45,300  4,881,075
    KAR Auction Services, Inc.............................  85,768  2,181,938

                                     1298

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Kaydon Corp...........................................  21,819 $  634,497
    KBR, Inc..............................................  72,385  2,264,203
    Kelly Services, Inc. Class A..........................  22,747    445,159
    Kennametal, Inc.......................................  52,820  2,289,219
   *Key Technology, Inc...................................   1,967     28,482
    Kforce, Inc...........................................  24,155    402,905
    Kimball International, Inc. Class B...................  19,446    213,712
  #*Kirby Corp............................................  38,123  3,219,869
   #Knight Transportation, Inc............................  53,501    907,912
    Knoll, Inc............................................  26,466    437,218
   *Korn/Ferry International..............................  33,008    644,646
  #*Kratos Defense & Security Solutions, Inc..............   7,477     50,395
    L-3 Communications Holdings, Inc......................  42,513  3,960,086
    Landstar System, Inc..................................   7,900    427,074
    Lawson Products, Inc..................................   3,994     48,447
   *Layne Christensen Co..................................  13,317    258,083
    LB Foster Co. Class A.................................   6,620    307,698
    Lennox International, Inc.............................   9,600    689,472
    Lincoln Electric Holdings, Inc........................  41,455  2,447,503
   #Lindsay Corp..........................................   8,438    633,694
  #*LMI Aerospace, Inc....................................   6,879    127,193
    Lockheed Martin Corp..................................  12,684  1,523,602
    LS Starrett Co. (The) Class A.........................   2,029     21,142
    LSI Industries, Inc...................................  16,278    132,828
   *Lydall, Inc...........................................  10,270    159,801
   *Magnetek, Inc.........................................     495      8,875
    Manitowoc Co., Inc. (The).............................  84,469  1,734,149
    Manpowergroup, Inc....................................  52,187  3,489,745
    Marten Transport, Ltd.................................  21,423    367,619
    Masco Corp............................................  55,907  1,147,212
  #*MasTec, Inc...........................................  50,775  1,675,575
    Matson, Inc...........................................  29,425    833,316
    McGrath RentCorp......................................  15,589    533,767
   *Meritor, Inc..........................................  42,956    349,232
    Met-Pro Corp..........................................  11,066    151,051
   *Metalico, Inc.........................................  26,746     38,782
   *Mfri, Inc.............................................   2,769     30,016
    Michael Baker Corp....................................   5,716    230,926
   *Middleby Corp.........................................   8,298  1,484,844
    Miller Industries, Inc................................   7,049    116,943
    Mine Safety Appliances Co.............................  23,495  1,248,289
   *Mistras Group, Inc....................................  15,369    258,353
   *Mobile Mini, Inc......................................  31,752  1,095,762
   *Moog, Inc. Class A....................................  27,019  1,519,549
   *Moog, Inc. Class B....................................   2,629    148,828
   *MRC Global, Inc.......................................   2,759     73,996
   #MSC Industrial Direct Co., Inc. Class A...............   7,500    607,125
    Mueller Industries, Inc...............................  25,365  1,392,285
    Mueller Water Products, Inc. Class A.................. 108,814    842,220
    Multi-Color Corp......................................   7,052    244,070
   *MYR Group, Inc........................................  14,348    309,917
    National Presto Industries, Inc.......................   4,062    301,157
  #*National Technical Systems, Inc.......................   4,506     71,871

                                     1299

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Navigant Consulting, Inc..............................  33,738 $  452,764
  #*Navistar International Corp...........................  14,450    493,468
   *NCI Building Systems, Inc.............................   2,024     28,700
    Nielsen Holdings NV...................................   7,165    239,454
   #NL Industries, Inc....................................  27,435    304,254
    NN, Inc...............................................  10,731    131,991
    Nordson Corp..........................................  21,100  1,522,576
    Norfolk Southern Corp.................................  68,570  5,016,581
   *Nortek, Inc...........................................     124      8,371
    Northrop Grumman Corp.................................  56,649  5,215,107
   *Northwest Pipe Co.....................................   3,866    115,207
  #*Ocean Power Technologies, Inc.........................   3,894      6,114
   *Old Dominion Freight Line, Inc........................  47,799  2,087,860
    Omega Flex, Inc.......................................   3,089     55,633
   *On Assignment, Inc....................................  36,583  1,116,879
   *Orbital Sciences Corp.................................  40,854    757,433
   *Orion Energy Systems, Inc.............................  10,981     37,775
   *Orion Marine Group, Inc...............................   5,067     63,692
   *Oshkosh Corp..........................................  60,193  2,697,850
   *Owens Corning.........................................  79,942  3,156,910
    PACCAR, Inc...........................................  19,500  1,097,265
  #*Pacer International, Inc..............................  22,605    139,925
    Pall Corp.............................................   3,003    210,090
    PAM Transportation Services, Inc......................   4,434     53,075
   *Park-Ohio Holdings Corp...............................   8,387    294,635
    Parker Hannifin Corp..................................  36,623  3,782,423
   *Patrick Industries, Inc...............................   6,602    164,456
   *Patriot Transportation Holding, Inc...................   4,416    152,131
   *Pendrell Corp.........................................  18,245     43,788
    Pentair, Ltd..........................................  70,577  4,310,843
   *PGT, Inc..............................................  21,764    217,640
    Pike Electric Corp....................................  23,738    289,841
   #Pitney Bowes, Inc.....................................  15,400    254,254
  #*Polypore International, Inc...........................  32,177  1,351,112
   *Powell Industries, Inc................................   7,854    386,417
   *PowerSecure International, Inc........................  12,989    211,461
    Precision Castparts Corp..............................  13,600  3,015,392
    Preformed Line Products Co............................   3,262    237,963
    Primoris Services Corp................................  35,580    740,064
    Providence and Worcester Railroad Co..................     361      6,281
   #Quad/Graphics, Inc....................................     962     26,974
   *Quality Distribution, Inc.............................   8,376     88,451
   #Quanex Building Products Corp.........................  24,011    408,667
   *Quanta Services, Inc..................................  81,715  2,190,779
    Raven Industries, Inc.................................  15,679    480,718
    Raytheon Co...........................................  50,572  3,633,092
   *RBC Bearings, Inc.....................................  15,122    829,593
    RCM Technologies, Inc.................................   6,052     32,802
  #*Real Goods Solar, Inc. Class A........................   2,594      6,200
    Regal-Beloit Corp.....................................  29,681  1,919,767
   *Republic Airways Holdings, Inc........................  31,878    437,685
    Republic Services, Inc................................ 117,619  3,988,460
    Resources Connection, Inc.............................  27,036    359,579

                                     1300

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Roadrunner Transportation Systems, Inc................  23,528 $  711,251
    Robert Half International, Inc........................  20,204    752,397
   #Rockwell Automation, Inc..............................  21,300  2,062,905
   #Rockwell Collins, Inc.................................  10,858    772,764
    Rollins, Inc..........................................  15,185    387,218
    Roper Industries, Inc.................................  27,889  3,512,898
   *RPX Corp..............................................  22,064    384,796
   #RR Donnelley & Sons Co................................  96,514  1,832,801
  #*Rush Enterprises, Inc. Class A........................  19,149    477,193
   *Rush Enterprises, Inc. Class B........................   1,308     28,214
    Ryder System, Inc.....................................  34,890  2,157,598
   *Saia, Inc.............................................  14,995    448,950
    Schawk, Inc...........................................  15,296    210,779
    SIFCO Industries, Inc.................................   1,400     28,000
    Simpson Manufacturing Co., Inc........................  32,517  1,073,711
    SkyWest, Inc..........................................  33,500    506,520
    SL Industries, Inc....................................   4,400    127,600
    Snap-on, Inc..........................................  35,034  3,322,975
    Southwest Airlines Co................................. 327,864  4,534,359
   *Sparton Corp..........................................   5,343     94,945
   *Spirit Aerosystems Holdings, Inc. Class A.............  74,706  1,894,544
   *Spirit Airlines, Inc..................................  23,341    771,420
    SPX Corp..............................................  33,140  2,532,227
   *Standard Parking Corp.................................   6,465    148,824
   *Standard Register Co. (The)...........................   2,435      7,232
    Standex International Corp............................   8,513    502,522
    Stanley Black & Decker, Inc...........................  50,899  4,307,073
    Steelcase, Inc. Class A...............................  61,953    944,164
   *Stericycle, Inc.......................................   7,200    834,768
   *Sterling Construction Co., Inc........................   9,023     88,606
    Sun Hydraulics Corp...................................  13,632    428,726
   *Swift Transportation Co...............................  59,232  1,056,699
    Sypris Solutions, Inc.................................   8,523     27,615
   #TAL International Group, Inc..........................  22,666    912,306
   *Taser International, Inc..............................  35,700    317,016
   *Team, Inc.............................................  13,373    524,088
  #*Tecumseh Products Co. Class A.........................   7,013     80,509
   *Tecumseh Products Co. Class B.........................     732      8,147
   *Teledyne Technologies, Inc............................  20,056  1,607,890
    Tennant Co............................................   9,900    510,840
   *Terex Corp............................................  72,709  2,143,461
   *Tetra Tech, Inc.......................................  43,289  1,021,620
   #Textainer Group Holdings, Ltd.........................  36,115  1,278,110
    Textron, Inc..........................................  72,238  1,977,876
   *Thermon Group Holdings, Inc...........................  15,179    303,732
    Timken Co.............................................  56,700  3,312,414
    Titan International, Inc..............................  33,766    582,126
  #*Titan Machinery, Inc..................................  13,896    265,275
    TMS International Corp. Class A.......................     488      7,989
    Toro Co. (The)........................................  20,800  1,025,024
    Towers Watson & Co. Class A...........................  13,522  1,138,958
    TransDigm Group, Inc..................................  12,184  1,761,685
   *TRC Cos., Inc.........................................  14,409    119,595

                                     1301

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
  #*Trex Co., Inc.........................................   8,812 $   417,160
   *Trimas Corp...........................................  24,414     904,050
   #Trinity Industries, Inc...............................  52,970   2,085,429
    Triumph Group, Inc....................................  33,284   2,611,463
   *TrueBlue, Inc.........................................  27,964     746,639
   *Tufco Technologies, Inc...............................     400       2,400
   *Tutor Perini Corp.....................................  30,933     611,855
    Twin Disc, Inc........................................   8,316     207,734
    Tyco International, Ltd...............................  79,518   2,768,022
   *Ultralife Corp........................................   9,810      34,139
    UniFirst Corp.........................................  10,127     992,649
    Union Pacific Corp.................................... 104,921  16,639,421
  #*United Continental Holdings, Inc......................  86,896   3,028,326
    United Parcel Service, Inc. Class B...................  21,474   1,863,943
  #*United Rentals, Inc...................................  45,180   2,589,718
    United Stationers, Inc................................  27,489   1,137,770
    United Technologies Corp..............................  49,553   5,231,310
   #Universal Forest Products, Inc........................  12,053     497,186
   *Universal Truckload Services, Inc.....................   8,839     243,691
    URS Corp..............................................  51,132   2,377,638
  #*US Airways Group, Inc.................................  69,511   1,345,038
    US Ecology, Inc.......................................  12,435     380,138
   *USA Truck, Inc........................................   6,487      40,284
  #*USG Corp..............................................  45,809   1,151,180
    UTi Worldwide, Inc....................................  68,777   1,134,820
    Valmont Industries, Inc...............................  14,619   2,041,397
   *Verisk Analytics, Inc. Class A........................   7,138     459,402
   *Versar, Inc...........................................   2,944      15,515
    Viad Corp.............................................  13,279     319,360
   *Vicor Corp............................................  13,305     110,298
   *Virco Manufacturing Corp..............................   2,861       6,924
   *Volt Information Sciences, Inc........................   9,139      63,973
    VSE Corp..............................................   2,232      96,601
  #*Wabash National Corp..................................  44,883     481,595
   *WABCO Holdings, Inc...................................  16,152   1,276,977
    Wabtec Corp...........................................  44,632   2,591,334
   #Waste Connections, Inc................................  74,810   3,236,281
    Waste Management, Inc.................................  76,445   3,212,983
    Watsco, Inc...........................................  16,211   1,513,297
   #Watsco, Inc. Class B..................................   1,750     163,713
   #Watts Water Technologies, Inc. Class A................  19,249   1,006,338
   #Werner Enterprises, Inc...............................  49,130   1,182,068
   *Wesco Aircraft Holdings, Inc..........................   5,754     112,606
  #*WESCO International, Inc..............................  27,188   2,060,307
   *Willdan Group, Inc....................................   3,100       8,897
   *Willis Lease Finance Corp.............................   4,123      58,712
    Woodward, Inc.........................................  37,970   1,553,732
    WW Grainger, Inc......................................   5,290   1,386,721
  #*XPO Logistics, Inc....................................  10,103     247,119

                                     1302

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Xylem, Inc............................................  41,301 $  1,029,634
                                                                   ------------
Total Industrials.........................................          513,548,772
                                                                   ------------
Information Technology -- (12.2%)
  #*3D Systems Corp.......................................  35,217    1,663,299
   *Accelrys, Inc.........................................  38,304      334,394
    Accenture P.L.C. Class A..............................  18,101    1,336,035
   *ACI Worldwide, Inc....................................  20,032      948,515
    Activision Blizzard, Inc.............................. 152,687    2,745,312
   *Actuate Corp..........................................  32,492      239,791
   *Acxiom Corp...........................................  51,693    1,332,129
   *ADDvantage Technologies Group, Inc....................   2,391        6,169
   *Adobe Systems, Inc....................................  40,712    1,924,863
   #ADTRAN, Inc...........................................  40,925    1,081,648
   *Advanced Energy Industries, Inc.......................  26,389      571,586
  #*Advanced Micro Devices, Inc........................... 107,092      403,737
    Advent Software, Inc..................................  24,396      717,974
   *Aeroflex Holding Corp.................................   2,215       16,657
   *Aetrium, Inc..........................................   1,711          804
   *Agilysys, Inc.........................................  14,084      163,234
   *Akamai Technologies, Inc..............................  35,058    1,654,738
   *Alliance Data Systems Corp............................   4,550      899,899
   *Alpha & Omega Semiconductor, Ltd......................   7,964       60,925
    Altera Corp...........................................  24,930      886,511
    Amdocs, Ltd...........................................  55,413    2,131,738
    American Software, Inc. Class A.......................  15,060      136,444
   *Amkor Technology, Inc.................................  95,301      402,170
    Amphenol Corp. Class A................................   9,871      775,466
   *Amtech Systems, Inc...................................   4,600       31,510
  #*ANADIGICS, Inc........................................  44,528       95,735
    Analog Devices, Inc...................................  40,422    1,995,230
   *Anaren, Inc...........................................   9,273      217,081
   *Anixter International, Inc............................  19,768    1,641,535
   *ANSYS, Inc............................................  17,453    1,393,448
    AOL, Inc..............................................  61,516    2,266,249
    Apple, Inc............................................  43,170   19,534,425
    Applied Materials, Inc................................ 256,655    4,186,043
  #*Applied Micro Circuits Corp...........................  38,355      455,274
   *ARRIS Group, Inc......................................  79,642    1,197,816
  #*Arrow Electronics, Inc................................  71,420    3,260,323
   *Aruba Networks, Inc...................................  22,400      398,272
   *AsiaInfo-Linkage, Inc.................................  26,360      307,094
   *Aspen Technology, Inc.................................  10,722      348,894
    Astro-Med, Inc........................................   3,998       45,457
  #*Atmel Corp............................................ 233,715    1,846,349
   *ATMI, Inc.............................................  21,511      534,548
   *Autodesk, Inc.........................................  16,100      569,779
    Automatic Data Processing, Inc........................  26,355    1,899,932
    Avago Technologies, Ltd...............................  11,700      429,156
  #*AVG Technologies NV...................................   2,835       63,221
   *Aviat Networks, Inc...................................  32,925       87,251
   *Avid Technology, Inc..................................  25,420      151,503
   *Avnet, Inc............................................  91,664    3,452,983

                                     1303

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
    AVX Corp.............................................. 102,896 $ 1,316,040
    Aware, Inc............................................   4,426      21,864
   #Badger Meter, Inc.....................................   9,349     445,386
   *Bankrate, Inc.........................................   2,891      51,836
  #*Bazaarvoice, Inc......................................   2,561      26,839
    Bel Fuse, Inc. Class A................................   1,600      24,920
    Bel Fuse, Inc. Class B................................   5,833      91,286
   *Benchmark Electronics, Inc............................  42,700     944,524
    Black Box Corp........................................  13,000     351,780
    Blackbaud, Inc........................................  10,909     382,797
  #*Blucora, Inc..........................................  26,414     528,280
   *BMC Software, Inc.....................................  14,285     656,681
    Booz Allen Hamilton Holding Corp......................  19,867     424,756
  #*Bottomline Technologies de, Inc.......................  26,059     757,535
    Broadcom Corp. Class A................................  27,900     769,203
    Broadridge Financial Solutions, Inc...................  31,237     903,999
   *Brocade Communications Systems, Inc................... 305,408   2,034,017
    Brooks Automation, Inc................................  46,670     458,299
   *Bsquare Corp..........................................   5,039      14,059
   *BTU International, Inc................................   3,282       9,026
    CA, Inc............................................... 144,261   4,290,322
   *Cabot Microelectronics Corp...........................  16,127     596,376
   *CACI International, Inc. Class A......................  17,967   1,193,009
  #*Cadence Design Systems, Inc...........................  83,795   1,221,731
   *CalAmp Corp...........................................   8,625     132,394
   *Calix, Inc............................................  33,097     386,573
   *Cardtronics, Inc......................................  10,510     309,625
   *Cascade Microtech, Inc................................   3,846      26,960
   #Cass Information Systems, Inc.........................   7,340     405,241
   *Ceva, Inc.............................................  11,897     216,882
   *Checkpoint Systems, Inc...............................  26,596     457,451
   *ChyronHego Corp.......................................   1,964       2,966
   *CIBER, Inc............................................  66,827     243,250
  #*Cirrus Logic, Inc.....................................  11,898     229,393
    Cisco Systems, Inc.................................... 959,313  24,510,447
   *Citrix Systems, Inc...................................  11,700     842,634
  #*Clearfield, Inc.......................................   7,734      84,069
    Cognex Corp...........................................  29,094   1,545,182
   *Cognizant Technology Solutions Corp. Class A..........  11,248     814,243
    Coherent, Inc.........................................  16,089     911,925
    Cohu, Inc.............................................   8,084      95,391
    Communications Systems, Inc...........................   6,432      68,179
   *CommVault Systems, Inc................................  10,838     915,052
    Computer Sciences Corp................................  63,290   3,016,401
    Computer Task Group, Inc..............................  12,633     234,974
    Compuware Corp........................................ 140,073   1,588,428
   *comScore, Inc.........................................   6,858     198,608
    Comtech Telecommunications Corp.......................  11,997     324,879
  #*Concur Technologies, Inc..............................  11,129     989,257
    Concurrent Computer Corp..............................   5,474      44,558
   *Constant Contact, Inc.................................   2,649      50,834
   #Convergys Corp........................................  76,211   1,442,674
   *CoreLogic, Inc........................................  68,056   1,898,762

                                     1304

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
    Corning, Inc.......................................... 326,108 $4,953,581
  #*CoStar Group, Inc.....................................  16,429  2,571,960
  #*Cray, Inc.............................................  26,600    616,322
   *Cree, Inc.............................................  77,522  5,418,788
   #Crexendo, Inc.........................................   4,869     15,337
    CSG Systems International, Inc........................  23,393    553,946
    CTS Corp..............................................  23,257    326,761
   *CyberOptics Corp......................................   1,680     10,063
   #Cypress Semiconductor Corp............................  20,491    261,670
    Daktronics, Inc.......................................  29,198    317,674
   *Datalink Corp.........................................  12,231    159,248
   *Dataram Corp..........................................     233        725
   *Dealertrack Technologies, Inc.........................  29,674  1,109,808
    Dell, Inc.............................................  89,838  1,138,247
  #*Demand Media, Inc.....................................  13,967     91,344
  #*Dice Holdings, Inc....................................  41,730    361,799
   #Diebold, Inc..........................................  43,729  1,428,189
   *Digi International, Inc...............................  16,057    159,446
    Digimarc Corp.........................................   3,690     77,453
   *Digital River, Inc....................................  22,770    386,862
   *Diodes, Inc...........................................  30,699    841,460
   #Dolby Laboratories, Inc. Class A......................  24,663    811,166
   *Dot Hill Systems Corp.................................   9,003     25,569
   *DSP Group, Inc........................................  12,700     94,615
    DST Systems, Inc......................................  27,430  1,920,923
  #*DTS, Inc..............................................  10,231    231,630
   *Dynamics Research Corp................................   4,282     24,108
    EarthLink, Inc........................................  68,533    429,702
   *eBay, Inc............................................. 111,862  5,782,147
   #Ebix, Inc.............................................  24,403    283,075
   *Echelon Corp..........................................   3,518      7,916
   *EchoStar Corp. Class A................................  26,114  1,043,515
   *Edgewater Technology, Inc.............................   4,254     26,162
    Electro Rent Corp.....................................  15,022    268,593
    Electro Scientific Industries, Inc....................  15,323    173,916
   *Electronic Arts, Inc..................................  65,281  1,705,140
   *Electronics for Imaging, Inc..........................  31,368    941,981
  #*Ellie Mae, Inc........................................   1,212     28,543
   #eMagin Corp...........................................   6,351     23,245
    EMC Corp.............................................. 200,937  5,254,503
  #*Emcore Corp...........................................   9,873     41,565
   *Emulex Corp...........................................  53,365    427,454
   *Entegris, Inc.........................................  95,408    909,238
   *Entropic Communications, Inc..........................  57,354    254,078
   *Envestnet, Inc........................................   6,398    159,246
    EPIQ Systems, Inc.....................................  21,692    282,213
    ePlus, Inc............................................   4,906    311,482
  #*Equinix, Inc..........................................  13,520  2,424,812
   *Euronet Worldwide, Inc................................  34,192  1,258,608
   *Exar Corp.............................................  31,380    408,254
   *ExlService Holdings, Inc..............................  22,324    625,072
   *Extreme Networks......................................  60,849    263,476
   *F5 Networks, Inc......................................   6,260    549,378

                                     1305

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Fabrinet..............................................   3,953 $    58,544
   #FactSet Research Systems, Inc.........................   4,600     502,228
    Fair Isaac Corp.......................................  25,297   1,263,838
   *Fairchild Semiconductor International, Inc............  86,101   1,086,595
   *FalconStor Software, Inc..............................  19,668      20,061
  #*FARO Technologies, Inc................................   8,630     316,980
    FEI Co................................................  24,374   1,887,766
    Fidelity National Information Services, Inc........... 123,557   5,332,720
   *Finisar Corp..........................................  62,407   1,206,327
  #*First Solar, Inc......................................  59,821   2,945,586
   *Fiserv, Inc...........................................  42,000   4,042,080
   *FleetCor Technologies, Inc............................   1,400     125,678
   #FLIR Systems, Inc.....................................  80,549   2,615,426
   *FormFactor, Inc.......................................  29,533     214,705
    Forrester Research, Inc...............................  13,497     473,475
   *Fortinet, Inc.........................................  14,650     311,313
  #*Freescale Semiconductor, Ltd..........................  19,562     307,123
    Frequency Electronics, Inc............................   4,145      44,061
  #*Gartner, Inc..........................................  13,847     830,958
    Genpact, Ltd.......................................... 102,158   2,083,002
   *Global Cash Access Holdings, Inc......................  43,809     306,225
    Global Payments, Inc..................................  42,703   1,977,576
   #Globalscape, Inc......................................   3,392       6,106
   *Globecomm Systems, Inc................................  14,649     212,264
   *Google, Inc. Class A..................................  11,628  10,321,013
   *GSE Systems, Inc......................................   8,763      15,511
   *GSI Group, Inc........................................  11,371      95,630
   *GSI Technology, Inc...................................  15,322     106,488
  #*GT Advanced Technologies, Inc.........................  59,499     308,800
  #*Guidance Software, Inc................................   6,777      62,145
  #*Guidewire Software, Inc...............................     481      21,049
    Hackett Group, Inc. (The).............................  24,377     135,536
   *Harmonic, Inc.........................................  73,129     560,168
    Harris Corp...........................................  35,587   2,030,950
   #Heartland Payment Systems, Inc........................  18,506     690,459
    Hewlett-Packard Co.................................... 300,783   7,724,107
   *Hittite Microwave Corp................................  14,786     923,829
  #*Hutchinson Technology, Inc............................  15,007      51,474
    IAC/InterActiveCorp...................................  77,073   3,900,665
   *ID Systems, Inc.......................................   4,988      25,040
   *Identive Group, Inc...................................  18,368      14,033
   *IEC Electronics Corp..................................   4,588      15,553
   *iGATE Corp............................................  22,146     516,223
   *Imation Corp..........................................  25,756     120,538
   *Immersion Corp........................................  13,356     191,525
  #*Infinera Corp.........................................  77,732     848,056
   *Informatica Corp......................................  17,096     652,554
   *Ingram Micro, Inc. Class A............................  98,766   2,254,828
   *Innodata, Inc.........................................  15,241      41,151
   *Inphi Corp............................................   3,128      36,472
   *Insight Enterprises, Inc..............................  34,350     734,747
   *Integrated Device Technology, Inc..................... 100,218     902,964
   *Integrated Silicon Solution, Inc......................  18,098     216,633

                                     1306

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
    Intel Corp............................................ 747,659 $17,420,455
   *Intellicheck Mobilisa, Inc............................   2,872       2,240
   *Interactive Intelligence Group, Inc...................   8,480     481,664
    InterDigital, Inc.....................................  18,272     725,947
   *Intermec, Inc.........................................  30,055     298,446
   *Internap Network Services Corp........................  36,369     296,407
    International Business Machines Corp..................  45,323   8,839,798
   *International Rectifier Corp..........................  44,537   1,073,787
   *Interphase Corp.......................................   2,400      12,336
    Intersil Corp. Class A................................  80,452     821,415
   *Intevac, Inc..........................................   7,612      48,488
   *IntraLinks Holdings, Inc..............................  25,699     244,141
   *IntriCon Corp.........................................   3,283      12,705
    Intuit, Inc...........................................  18,374   1,174,466
   #IPG Photonics Corp....................................  19,699   1,199,669
  #*Iteris, Inc...........................................   3,900       6,981
  #*Itron, Inc............................................  25,913   1,117,369
   *Ixia..................................................  51,019     709,164
    IXYS Corp.............................................  20,163     226,632
   #j2 Global, Inc........................................  35,246   1,613,209
    Jabil Circuit, Inc.................................... 126,093   2,898,878
    Jack Henry & Associates, Inc..........................  34,105   1,647,272
   *JDS Uniphase Corp..................................... 113,461   1,664,473
   *Juniper Networks, Inc................................. 150,028   3,251,107
   *Kemet Corp............................................  18,948      82,613
   *Key Tronic Corp.......................................   5,745      65,148
    Keynote Systems, Inc..................................  10,199     203,266
    KLA-Tencor Corp.......................................  47,962   2,812,012
   *Kopin Corp............................................  43,212     160,317
   *Kulicke & Soffa Industries, Inc.......................  49,119     573,219
   *KVH Industries, Inc...................................  10,836     151,596
   *Lam Research Corp.....................................  85,512   4,208,901
   *Lattice Semiconductor Corp............................  79,245     408,904
    Lender Processing Services, Inc.......................   9,212     301,048
   #Lexmark International, Inc. Class A...................  43,270   1,622,192
   *LGL Group, Inc. (The).................................   1,209       7,447
   *Limelight Networks, Inc...............................  53,816     129,158
    Linear Technology Corp................................  19,131     775,953
   *Lionbridge Technologies, Inc..........................  28,464      94,216
  #*Liquidity Services, Inc...............................   1,628      46,398
    Littelfuse, Inc.......................................  16,057   1,284,399
  #*LogMeIn, Inc..........................................     790      23,479
   *LoJack Corp...........................................  17,765      59,157
   *LSI Corp.............................................. 124,011     964,806
   *LTX-Credence Corp.....................................  31,104     166,717
   *Magnachip Semiconductor Corp..........................  24,549     504,727
   *Manhattan Associates, Inc.............................  11,370   1,004,426
   #ManTech International Corp. Class A...................  14,579     430,664
    Marchex, Inc. Class B.................................  10,951      66,801
   *Market Leader, Inc....................................   9,765     114,348
    Marvell Technology Group, Ltd......................... 188,406   2,443,626
    Mastercard, Inc. Class A..............................   3,826   2,336,194
   *Mattersight Corp......................................   2,980       8,344

                                     1307

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Mattson Technology, Inc...............................  29,541 $    66,172
    Maxim Integrated Products, Inc........................  58,823   1,682,338
    MAXIMUS, Inc..........................................  44,800   1,684,928
   *MaxLinear, Inc. Class A...............................   2,344      16,244
   *Maxwell Technologies, Inc.............................   2,262      17,938
   *Measurement Specialties, Inc..........................  10,609     528,116
   *MEMSIC, Inc...........................................   7,319      30,447
    Mentor Graphics Corp..................................  77,659   1,594,339
  #*Mercury Systems, Inc..................................  17,724     164,479
    Mesa Laboratories, Inc................................   2,339     152,643
    Methode Electronics, Inc..............................  25,614     483,848
    Micrel, Inc...........................................  38,828     411,965
   #Microchip Technology, Inc.............................  37,893   1,505,868
   *Micron Technology, Inc................................ 431,051   5,711,426
  #*MICROS Systems, Inc...................................  22,252   1,084,340
   *Microsemi Corp........................................  61,284   1,511,263
    Microsoft Corp........................................ 327,024  10,409,174
  #*Mindspeed Technologies, Inc...........................  27,248      83,651
    MKS Instruments, Inc..................................  36,014     976,700
    MOCON, Inc............................................   3,290      47,080
   *ModusLink Global Solutions, Inc.......................  22,105      68,747
   #Molex, Inc............................................  31,200     930,696
    Molex, Inc. Class A...................................  40,702   1,020,806
   *MoneyGram International, Inc..........................   6,007     130,412
    Monolithic Power Systems, Inc.........................  24,423     639,394
    Monotype Imaging Holdings, Inc........................  24,397     598,458
  #*Monster Worldwide, Inc................................  77,087     440,938
   *MoSys, Inc............................................  24,574     100,999
    Motorola Solutions, Inc...............................  39,832   2,183,989
   *Move, Inc.............................................  25,547     354,848
    MTS Systems Corp......................................  10,207     643,551
   *Multi-Fineline Electronix, Inc........................  15,161     229,234
   *Nanometrics, Inc......................................  15,118     232,212
   *NAPCO Security Technologies, Inc......................   1,344       6,854
   #National Instruments Corp.............................  25,505     718,986
  #*Navarre Corp..........................................  15,685      48,780
   *NCI, Inc. Class A.....................................   2,997      13,576
   *NCR Corp..............................................  56,822   2,045,592
    NetApp, Inc...........................................  90,995   3,741,714
   *NETGEAR, Inc..........................................  25,741     767,339
  #*Netlist, Inc..........................................   4,619       4,388
   *Netscout Systems, Inc.................................  28,171     747,377
   *NetSuite, Inc.........................................   9,300     873,177
  #*NeuStar, Inc. Class A.................................  20,843   1,168,875
   *Newport Corp..........................................  26,269     384,841
    NIC, Inc..............................................  13,273     244,489
   *Novatel Wireless, Inc.................................  15,908      67,450
  #*Nuance Communications, Inc............................  89,292   1,675,118
  #*Numerex Corp. Class A.................................   7,077      76,432
   #NVIDIA Corp........................................... 158,800   2,291,484
  #*Oclaro, Inc...........................................  17,570      20,908
   *Official Payments Holdings, Inc.......................   6,829      48,827
   *OmniVision Technologies, Inc..........................  37,030     602,108

                                     1308

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *ON Semiconductor Corp................................. 243,090 $2,003,062
   *Onvia, Inc............................................     521      2,808
   *Oplink Communications, Inc............................  12,500    251,875
    Optical Cable Corp....................................   2,727     11,726
    Oracle Corp........................................... 215,029  6,956,188
   *OSI Systems, Inc......................................  12,614    887,899
   *Pandora Media, Inc....................................   1,538     28,207
   *PAR Technology Corp...................................   6,291     26,422
    Park Electrochemical Corp.............................  12,662    344,406
   #Paychex, Inc..........................................  15,500    611,320
    PC Connection, Inc....................................  15,200    257,792
    PC-Tel, Inc...........................................   9,651     93,132
   *PCM, Inc..............................................   5,432     54,537
   *PDF Solutions, Inc....................................  16,779    344,305
    Pegasystems, Inc......................................   1,362     48,896
    Perceptron, Inc.......................................   4,331     34,388
   *Perficient, Inc.......................................  21,187    289,203
   *Performance Technologies, Inc.........................   2,917      4,011
   *Pericom Semiconductor Corp............................  14,990    114,674
   *Photronics, Inc.......................................  40,446    309,412
   *Pixelworks, Inc.......................................   6,752     22,687
  #*Planar Systems, Inc...................................   8,372     15,739
    Plantronics, Inc......................................  29,321  1,363,133
   *Plexus Corp...........................................  19,813    692,861
   *PLX Technology, Inc...................................  23,024    126,172
   *PMC - Sierra, Inc..................................... 136,266    900,037
   *Polycom, Inc.......................................... 104,302    997,127
    Power Integrations, Inc...............................  18,346  1,011,782
   *PRGX Global, Inc......................................  15,202     94,252
  #*Procera Networks, Inc.................................     547      8,161
   *Progress Software Corp................................  39,983  1,023,165
   *PROS Holdings, Inc....................................   9,604    315,203
   *PTC, Inc..............................................  59,372  1,607,794
  #*Pulse Electronics Corp................................   1,070      4,248
    QAD, Inc. Class A.....................................   6,498     82,914
    QAD, Inc. Class B.....................................   1,920     22,080
   *QLogic Corp...........................................  60,652    667,779
    QUALCOMM, Inc.........................................  90,596  5,847,972
   *Qualstar Corp.........................................     500        740
  #*QuickLogic Corp.......................................   6,938     19,218
   *QuinStreet, Inc.......................................   6,555     61,027
  #*Rackspace Hosting, Inc................................   6,202    280,889
   *Radisys Corp..........................................  17,046     70,400
  #*Rambus, Inc...........................................  55,723    543,299
  #*RealD, Inc............................................  14,528    154,723
   *RealNetworks, Inc.....................................  18,635    146,657
  #*Red Hat, Inc..........................................  14,800    766,196
   *Reis, Inc.............................................   6,463    118,919
   *Relm Wireless Corp....................................     766      3,064
  #*Remark Media, Inc.....................................     418      1,221
    RF Industries, Ltd....................................   3,883     23,803
   *RF Micro Devices, Inc................................. 194,407  1,008,972
    Richardson Electronics, Ltd...........................   8,608     96,754

                                     1309

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
    Rimage Corp...........................................   5,408 $   48,780
  #*Riverbed Technology, Inc..............................  30,531    477,505
   *Rofin-Sinar Technologies, Inc.........................  16,716    386,307
   *Rogers Corp...........................................  10,903    606,425
   *Rosetta Stone, Inc....................................  15,557    254,201
   *Rovi Corp.............................................  59,878  1,349,051
  #*Rubicon Technology, Inc...............................  13,459    113,325
   *Rudolph Technologies, Inc.............................  21,979    271,441
   *Saba Software, Inc....................................  13,847    138,470
    SAIC, Inc............................................. 213,134  3,258,819
   *Salesforce.com, Inc...................................  32,220  1,409,625
   *SanDisk Corp..........................................  60,494  3,334,429
   *Sanmina Corp..........................................  53,533    881,153
   *Sapient Corp..........................................  93,937  1,287,876
   *ScanSource, Inc.......................................  13,543    482,266
   *Scientific Learning Corp..............................   3,010      1,505
   *Seachange International, Inc..........................  21,758    256,309
    Seagate Technology P.L.C..............................  83,969  3,435,172
   *Semtech Corp..........................................  46,323  1,401,271
   *ShoreTel, Inc.........................................   9,503     36,967
   *Sigma Designs, Inc....................................  19,833    103,528
   *Silicon Graphics International Corp...................  17,281    325,228
   *Silicon Image, Inc....................................  53,729    307,867
   *Silicon Laboratories, Inc.............................  29,026  1,133,756
   *Skyworks Solutions, Inc............................... 111,747  2,684,163
   *SMTC Corp.............................................   8,334     15,835
   *SolarWinds, Inc.......................................   9,134    324,166
    Solera Holdings, Inc..................................   5,888    335,086
  #*Sonus Networks, Inc................................... 192,943    659,865
   *Sourcefire, Inc.......................................     928     69,999
   *Spansion, Inc. Class A................................  38,274    451,633
   *Spark Networks, Inc...................................   7,042     58,308
   *SS&C Technologies Holdings, Inc.......................  46,066  1,648,242
   *Stamps.com, Inc.......................................  10,182    405,855
   *StarTek, Inc..........................................   7,712     41,105
   *STEC, Inc.............................................  12,022     81,389
  #*Stratasys, Ltd........................................  22,554  1,999,412
  #*SunEdison, Inc........................................ 161,270  1,625,602
  #*SunPower Corp.........................................  60,268  1,666,410
   *Super Micro Computer, Inc.............................  24,775    287,142
    Supertex, Inc.........................................   7,474    200,901
   *support.com, Inc......................................  34,287    173,149
   *Sykes Enterprises, Inc................................  27,378    480,758
    Symantec Corp......................................... 102,083  2,723,574
   *Symmetricom, Inc......................................  26,947    138,508
  #*Synaptics, Inc........................................  22,164    886,560
   *Synchronoss Technologies, Inc.........................  12,628    435,540
   *SYNNEX Corp...........................................  25,685  1,271,921
   *Synopsys, Inc.........................................  69,149  2,561,279
    Syntel, Inc...........................................   6,037    433,336
  #*Take-Two Interactive Software, Inc....................  63,930  1,120,693
    TE Connectivity, Ltd..................................  85,564  4,367,187
   *Tech Data Corp........................................  28,563  1,466,424

                                     1310

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *TechTarget, Inc.......................................  18,300 $    98,637
   *TeleCommunication Systems, Inc. Class A...............  27,620      74,574
   *Telenav, Inc..........................................  25,300     155,089
   *TeleTech Holdings, Inc................................  35,981     901,324
    Tellabs, Inc.......................................... 230,713     516,797
   *Teradata Corp.........................................  22,000   1,300,640
  #*Teradyne, Inc......................................... 124,293   2,049,592
   #Tessco Technologies, Inc..............................   5,260     168,530
    Tessera Technologies, Inc.............................  35,531     713,107
    Texas Instruments, Inc................................  60,889   2,386,849
    TheStreet, Inc........................................   7,056      14,183
   *TIBCO Software, Inc...................................  77,066   1,922,026
    Total System Services, Inc............................  80,762   2,213,686
    Transact Technologies, Inc............................   5,300      48,177
  #*Trimble Navigation, Ltd...............................  52,092   1,486,706
   *TriQuint Semiconductor, Inc...........................  96,250     769,038
   *TTM Technologies, Inc.................................  46,567     430,279
   *Tyler Technologies, Inc...............................  18,173   1,356,069
   *Ultimate Software Group, Inc..........................   3,200     432,960
   *Ultra Clean Holdings..................................  12,023      83,319
   *Ultratech, Inc........................................  19,109     558,365
   *Unisys Corp...........................................  19,368     502,406
    United Online, Inc....................................  65,261     529,919
  #*Unwired Planet, Inc...................................  22,822      46,329
   *UTStarcom Holdings Corp...............................   2,121       5,854
  #*ValueClick, Inc.......................................  52,438   1,281,585
  #*Veeco Instruments, Inc................................  26,386     917,177
  #*VeriFone Systems, Inc.................................  51,974     991,144
   *Verint Systems, Inc...................................   6,904     247,025
  #*VeriSign, Inc.........................................  14,100     674,544
  #*ViaSat, Inc...........................................  28,958   1,934,105
  #*Viasystems Group, Inc.................................   5,016      74,488
   *Vicon Industries, Inc.................................     916       2,409
   *Video Display Corp....................................   3,247      12,371
   *Virtusa Corp..........................................  21,489     553,986
    Visa, Inc. Class A....................................  97,604  17,276,884
  #*Vishay Intertechnology, Inc........................... 131,644   1,894,357
  #*Vishay Precision Group, Inc...........................   9,403     152,517
  #*VistaPrint NV.........................................  14,276     727,791
   *VMware, Inc. Class A..................................   3,400     279,446
   *Volterra Semiconductor Corp...........................  13,700     206,459
    Wayside Technology Group, Inc.........................   3,335      41,654
  #*Web.com Group, Inc....................................  30,956     804,237
  #*WebMD Health Corp.....................................  31,300   1,033,213
  #*Westell Technologies, Inc. Class A....................  29,716      76,964
    Western Digital Corp..................................  82,365   5,302,659
   #Western Union Co. (The)...............................  29,969     538,243
  #*WEX, Inc..............................................  22,892   1,990,231
    Xerox Corp............................................ 566,868   5,498,620
    Xilinx, Inc...........................................  60,741   2,835,997
   *XO Group, Inc.........................................  17,814     213,055
    Xyratex, Ltd..........................................  17,280     186,278
   *Yahoo!, Inc........................................... 250,720   7,042,725

                                     1311

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Zebra Technologies Corp. Class A......................  28,902 $  1,334,405
   *Zix Corp..............................................  41,374      186,183
   *Zygo Corp.............................................  11,421      178,967
  #*Zynga, Inc. Class A................................... 331,913      989,101
                                                                   ------------
Total Information Technology..............................          508,880,256
                                                                   ------------
Materials -- (4.3%)
    A Schulman, Inc.......................................  19,913      533,668
   *AEP Industries, Inc...................................   3,678      296,815
    Air Products & Chemicals, Inc.........................  11,238    1,220,896
    Airgas, Inc...........................................  21,525    2,221,595
    Albemarle Corp........................................  15,250      945,653
   #Alcoa, Inc............................................ 415,194    3,300,792
   #Allegheny Technologies, Inc...........................  67,074    1,849,230
  #*Allied Nevada Gold Corp...............................   8,534       56,922
  #*AM Castle & Co........................................  15,119      257,325
   #AMCOL International Corp..............................  20,902      733,242
   *American Pacific Corp.................................   2,438       88,670
    American Vanguard Corp................................  17,669      436,248
   #Aptargroup, Inc.......................................  35,787    2,089,603
  #*Arabian American Development Co.......................   7,510       67,139
    Ashland, Inc..........................................  35,427    3,076,481
    Axiall Corp...........................................  29,355    1,293,968
    Balchem Corp..........................................  10,296      512,329
    Ball Corp.............................................  22,000      985,380
    Bemis Co., Inc........................................  66,004    2,718,705
    Boise, Inc............................................  61,954      563,781
    Buckeye Technologies, Inc.............................  25,941      965,524
    Cabot Corp............................................  45,400    1,862,308
   *Calgon Carbon Corp....................................  37,712      676,176
    Carpenter Technology Corp.............................  27,874    1,457,253
    Celanese Corp. Series A...............................   7,268      349,300
  #*Century Aluminum Co...................................  60,586      508,317
    CF Industries Holdings, Inc...........................  18,225    3,572,282
    Chase Corp............................................   3,920      108,780
   *Chemtura Corp.........................................  67,513    1,509,591
   *Clearwater Paper Corp.................................  15,020      734,778
   #Cliffs Natural Resources, Inc.........................  33,906      661,506
   *Coeur d'Alene Mines Corp..............................  58,421      783,426
    Commercial Metals Co..................................  81,161    1,257,184
   #Compass Minerals International, Inc...................   4,000      302,400
  #*Contango ORE, Inc.....................................     780        6,630
   *Core Molding Technologies, Inc........................   1,400       12,922
   *Crown Holdings, Inc...................................  12,300      539,109
    Cytec Industries, Inc.................................  30,535    2,378,677
    Deltic Timber Corp....................................   6,480      390,938
    Domtar Corp...........................................  23,271    1,617,567
    Dow Chemical Co. (The)................................ 264,593    9,271,339
    Eagle Materials, Inc..................................  28,380    1,915,082
    Eastman Chemical Co...................................  29,871    2,402,525
    Ecolab, Inc...........................................  24,109    2,221,403
    EI du Pont de Nemours & Co............................  39,093    2,255,275
   *Ferro Corp............................................  45,870      299,531

                                     1312

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Materials -- (Continued)
   *Flotek Industries, Inc................................   3,813 $   74,659
   #FMC Corp..............................................  20,400  1,349,664
    Freeport-McMoRan Copper & Gold, Inc................... 212,353  6,005,343
    Friedman Industries, Inc..............................   5,121     50,493
    FutureFuel Corp.......................................  10,896    172,048
  #*General Moly, Inc.....................................  58,531    110,038
   #Globe Specialty Metals, Inc...........................  50,278    599,817
  #*Golden Minerals Co....................................   7,078      9,697
   *Graphic Packaging Holding Co.......................... 223,749  1,924,241
    Greif, Inc. Class A...................................  16,657    921,465
    Greif, Inc. Class B...................................   8,861    507,292
    Hawkins, Inc..........................................   6,748    261,485
    Haynes International, Inc.............................   8,262    397,402
    HB Fuller Co..........................................  34,853  1,399,348
   *Headwaters, Inc.......................................  26,866    253,346
   #Hecla Mining Co....................................... 187,029    604,104
  #*Horsehead Holding Corp................................  29,843    365,577
    Huntsman Corp......................................... 155,050  2,794,001
    Innophos Holdings, Inc................................  14,781    736,685
    Innospec, Inc.........................................  15,681    673,029
    International Flavors & Fragrances, Inc...............   8,200    661,576
    International Paper Co................................ 135,000  6,521,850
   #Intrepid Potash, Inc..................................  39,496    504,759
    Kaiser Aluminum Corp..................................  12,565    819,866
    KapStone Paper and Packaging Corp.....................  32,637  1,437,660
    KMG Chemicals, Inc....................................   7,438    167,950
    Koppers Holdings, Inc.................................   4,972    192,168
   *Kraton Performance Polymers, Inc......................  21,181    429,974
   #Kronos Worldwide, Inc.................................  33,276    550,385
   *Landec Corp...........................................  17,370    262,113
   *Louisiana-Pacific Corp................................  89,963  1,462,798
   *LSB Industries, Inc...................................  14,730    484,322
    LyondellBasell Industries NV Class A..................  25,234  1,733,828
   #Martin Marietta Materials, Inc........................  24,681  2,458,228
    Materion Corp.........................................  13,902    419,006
  #*McEwen Mining, Inc.................................... 111,948    219,418
    MeadWestvaco Corp.....................................  98,891  3,654,023
  #*Mercer International, Inc.............................  23,114    159,949
    Minerals Technologies, Inc............................  23,414  1,077,044
  #*Mines Management, Inc.................................   1,064        745
  #*Molycorp, Inc.........................................   2,500     18,650
    Monsanto Co...........................................  27,983  2,764,161
    Mosaic Co. (The)......................................  65,440  2,688,930
    Myers Industries, Inc.................................  22,535    438,757
    Neenah Paper, Inc.....................................  10,749    425,338
   #NewMarket Corp........................................   6,400  1,744,384
    Newmont Mining Corp...................................  68,775  2,063,250
   *Northern Technologies International Corp..............     929     11,928
    Nucor Corp............................................  69,996  3,274,413
    Olin Corp.............................................  53,926  1,315,794
    Olympic Steel, Inc....................................   6,316    175,901
  #*OM Group, Inc.........................................  21,791    672,688
   *OMNOVA Solutions, Inc.................................  31,590    254,615

                                     1313

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
   *Owens-Illinois, Inc...................................  86,512 $  2,573,732
    Packaging Corp. of America............................  49,760    2,676,590
  #*Penford Corp..........................................   7,531      111,760
    PH Glatfelter Co......................................  27,085      716,940
    PolyOne Corp..........................................  63,384    1,832,432
    PPG Industries, Inc...................................  10,790    1,731,148
    Praxair, Inc..........................................  12,336    1,482,417
    Quaker Chemical Corp..................................   8,978      592,279
    Reliance Steel & Aluminum Co..........................  49,302    3,461,000
   *Resolute Forest Products, Inc.........................   1,486       22,676
    Rock Tenn Co. Class A.................................  29,685    3,394,480
    Rockwood Holdings, Inc................................  42,536    2,880,963
   #Royal Gold, Inc.......................................  30,200    1,561,038
    RPM International, Inc................................  70,295    2,477,196
  #*RTI International Metals, Inc.........................  20,358      623,973
   #Schnitzer Steel Industries, Inc. Class A..............  16,837      432,038
    Schweitzer-Mauduit International, Inc.................  21,774    1,178,844
    Scotts Miracle-Gro Co. (The) Class A..................  13,406      673,652
    Sealed Air Corp....................................... 117,429    3,198,766
   *Senomyx, Inc..........................................  11,087       29,270
    Sensient Technologies Corp............................  33,670    1,481,817
    Sherwin-Williams Co. (The)............................   8,800    1,532,696
   #Sigma-Aldrich Corp....................................   9,500      793,820
    Silgan Holdings, Inc..................................  15,753      759,925
    Sonoco Products Co....................................  55,927    2,152,630
   #Southern Copper Corp..................................  11,634      303,298
    Steel Dynamics, Inc................................... 146,527    2,279,960
    Stepan Co.............................................  14,655      877,248
  #*Stillwater Mining Co..................................  82,167      994,221
   *SunCoke Energy, Inc...................................  44,352      700,762
    Synalloy Corp.........................................   4,403       72,958
  #*Texas Industries, Inc.................................  19,423    1,206,945
    Tredegar Corp.........................................  11,840      355,318
   #Tronox, Ltd. Class A..................................  18,044      391,735
   *United States Lime & Minerals, Inc....................   3,102      185,003
   #United States Steel Corp..............................  94,044    1,631,663
  #*Universal Stainless & Alloy Products, Inc.............   3,410       87,978
   #US Silica Holdings, Inc...............................   4,055       98,131
    Valspar Corp. (The)...................................  55,970    3,812,676
  #*Verso Paper Corp......................................   1,800        1,854
    Vulcan Materials Co...................................  30,506    1,439,273
   #Walter Energy, Inc....................................  33,731      377,450
    Wausau Paper Corp.....................................  34,116      388,581
    Westlake Chemical Corp................................  44,498    4,628,682
    Worthington Industries, Inc...........................  47,138    1,686,126
   *WR Grace & Co.........................................  19,201    1,475,021
    Zep, Inc..............................................  13,354      174,670
  #*Zoltek Cos., Inc......................................  22,344      311,252
                                                                   ------------
Total Materials...........................................          181,437,357
                                                                   ------------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares..........   2,600           --

                                     1314

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Other -- (Continued)
  o*Gerber Scientific, Inc. Escrow Shares.............    12,557 $        --
                                                                 -----------
Total Other...........................................                    --
                                                                 -----------
Telecommunication Services -- (2.4%)
  #*8x8, Inc..........................................    32,775     296,942
   #Alteva............................................     2,937      28,694
    AT&T, Inc......................................... 1,265,775  44,643,884
    Atlantic Tele-Network, Inc........................    10,116     515,916
  #*Boingo Wireless, Inc..............................     5,464      38,248
   *Cbeyond, Inc......................................    18,794     159,185
    CenturyLink, Inc..................................   135,938   4,873,377
   *Cincinnati Bell, Inc..............................    80,901     279,108
    Consolidated Communications Holdings, Inc.........    24,948     436,341
   *Crown Castle International Corp...................    13,970     981,393
   #Frontier Communications Corp......................   396,115   1,727,061
   *General Communication, Inc. Class A...............    30,061     266,040
  #*Hawaiian Telcom Holdco, Inc.......................       200       5,564
    HickoryTech Corp..................................     7,818      87,718
    IDT Corp. Class B.................................    14,987     309,781
    Inteliquent, Inc..................................    22,759     189,810
  #*Iridium Communications, Inc.......................    44,017     370,623
   *Leap Wireless International, Inc..................    42,008     700,693
  #*Level 3 Communications, Inc.......................    26,891     592,947
    Lumos Networks Corp...............................     9,408     178,282
  #*NII Holdings, Inc.................................     6,140      44,085
    NTELOS Holdings Corp..............................     4,579      85,765
  #*ORBCOMM, Inc......................................    25,932     124,992
   *Premiere Global Services, Inc.....................    33,866     372,526
    Primus Telecommunications Group, Inc..............     3,304      39,582
   *SBA Communications Corp. Class A..................    17,010   1,260,271
    Shenandoah Telecommunications Co..................    14,825     285,678
   *Sprint Corp.......................................   220,646   1,315,049
    T-Mobile US, Inc..................................    51,251   1,235,662
    Telephone & Data Systems, Inc.....................    68,578   1,818,003
  #*tw telecom, Inc...................................    39,457   1,175,029
    United States Cellular Corp.......................    19,296     766,244
    USA Mobility, Inc.................................    12,772     199,499
    Verizon Communications, Inc.......................   630,811  31,212,528
   *Vonage Holdings Corp..............................   104,448     336,323
   #Windstream Corp...................................   180,120   1,504,002
                                                                 -----------
Total Telecommunication Services......................            98,456,845
                                                                 -----------
Utilities -- (1.9%)
    AES Corp..........................................   273,611   3,403,721
    AGL Resources, Inc................................    20,989     961,086
    ALLETE, Inc.......................................    17,913     960,495
    Alliant Energy Corp...............................    11,246     595,701
    Ameren Corp.......................................    20,941     749,897
    American Electric Power Co., Inc..................    24,100   1,117,035
    American States Water Co..........................     8,575     550,686
    American Water Works Co., Inc.....................     8,332     355,610
   #Aqua America, Inc.................................    32,731   1,108,272

                                     1315

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Utilities -- (Continued)
    Artesian Resources Corp. Class A......................   2,953 $   69,514
    Atmos Energy Corp.....................................  21,108    933,818
    Avista Corp...........................................  26,729    769,261
    Black Hills Corp......................................  20,063  1,064,342
  #*Cadiz, Inc............................................   2,488     11,495
    California Water Service Group........................  20,730    451,914
   *Calpine Corp.......................................... 153,092  3,063,371
    CenterPoint Energy, Inc...............................  36,646    909,554
    Chesapeake Utilities Corp.............................   4,732    280,466
    Cleco Corp............................................  21,400  1,038,114
    CMS Energy Corp.......................................  35,800  1,002,042
   #Connecticut Water Service, Inc........................   4,404    131,680
    Consolidated Edison, Inc..............................  16,132    966,307
    Consolidated Water Co., Ltd...........................   4,207     49,895
   #Delta Natural Gas Co., Inc............................   2,358     53,692
    Dominion Resources, Inc...............................  29,201  1,731,911
    DTE Energy Co.........................................  15,286  1,080,720
    Duke Energy Corp......................................  36,964  2,624,444
   *Dynegy, Inc...........................................   9,086    189,352
    Edison International..................................  17,376    866,194
    El Paso Electric Co...................................  17,631    665,923
    Empire District Electric Co. (The)....................  18,686    433,141
    Entergy Corp..........................................  11,807    796,972
    Exelon Corp...........................................  38,885  1,189,492
   #FirstEnergy Corp......................................  22,459    855,014
   #Gas Natural, Inc......................................   1,847     19,246
    Genie Energy, Ltd. Class B............................  12,764    131,597
    Great Plains Energy, Inc..............................  32,274    780,708
   #Hawaiian Electric Industries, Inc.....................  21,301    567,885
    IDACORP, Inc..........................................  17,291    912,446
    Integrys Energy Group, Inc............................  16,731  1,050,707
    ITC Holdings Corp.....................................  12,080  1,108,582
    Laclede Group, Inc. (The).............................  11,613    532,572
    MDU Resources Group, Inc..............................  34,636    971,193
    MGE Energy, Inc.......................................  10,226    600,368
    Middlesex Water Co....................................   7,847    165,886
    National Fuel Gas Co..................................   6,167    399,807
    New Jersey Resources Corp.............................  16,242    726,992
    NextEra Energy, Inc...................................  21,141  1,831,022
    NiSource, Inc.........................................  23,975    736,512
    Northeast Utilities...................................  29,182  1,295,973
   #Northwest Natural Gas Co..............................  11,403    501,048
    NorthWestern Corp.....................................  16,166    682,205
    NRG Energy, Inc....................................... 152,955  4,102,253
    NV Energy, Inc........................................  60,235  1,423,353
    OGE Energy Corp.......................................  25,200    942,480
    ONEOK, Inc............................................  49,749  2,634,209
   #Ormat Technologies, Inc...............................  20,619    474,856
   #Otter Tail Corp.......................................  15,851    484,882
   #Pepco Holdings, Inc...................................  19,300    396,615
    PG&E Corp.............................................  19,484    894,121
    Piedmont Natural Gas Co., Inc.........................  19,195    663,187
    Pinnacle West Capital Corp............................  10,000    589,000

                                     1316

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                     ---------- --------------
Utilities -- (Continued)
    PNM Resources, Inc..............................     36,224 $      850,539
    Portland General Electric Co....................     29,563        937,147
    PPL Corp........................................     28,917        918,693
    Public Service Enterprise Group, Inc............     99,549      3,363,761
    Questar Corp....................................     96,766      2,308,837
    RGC Resources, Inc..............................        678         12,780
    SCANA Corp......................................     11,266        584,818
    Sempra Energy...................................     11,780      1,032,281
    SJW Corp........................................     10,844        302,439
   #South Jersey Industries, Inc....................     14,073        859,860
    Southern Co. (The)..............................     45,273      2,030,041
    Southwest Gas Corp..............................     17,040        845,866
  #*Synthesis Energy Systems, Inc...................     19,454         16,341
   #TECO Energy, Inc................................     45,968        812,255
    UGI Corp........................................     76,430      3,209,296
   #UIL Holdings Corp...............................     23,073        942,301
    Unitil Corp.....................................      6,897        212,014
    UNS Energy Corp.................................     19,093        970,879
    Vectren Corp....................................     18,943        701,270
   #Westar Energy, Inc..............................     29,375        986,706
    WGL Holdings, Inc...............................     18,950        871,131
    Wisconsin Energy Corp...........................     19,070        829,164
    Xcel Energy, Inc................................     35,751      1,070,742
    York Water Co...................................      5,802        122,306
                                                                --------------
Total Utilities.....................................                81,442,303
                                                                --------------
TOTAL COMMON STOCKS.................................             3,822,447,511
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights........     51,838             --
 o#*Magnum Hunter Resources Corp. Warrants 10/14/13.        580             30
  o*Wright Medical Group, Inc. Contingent Value
     Rights.........................................      1,978          5,934
                                                                --------------
TOTAL RIGHTS/WARRANTS...............................                     5,964
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional Liquid Reserves......  6,952,418      6,952,418
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@DFA Short Term Investment Fund.................. 30,417,284    351,927,978
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,751,576,326)^^...........................            $4,181,333,871
                                                                ==============

                                     1317

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  565,392,976           --   --    $  565,392,976
   Consumer Staples...........    236,477,725           --   --       236,477,725
   Energy.....................    436,197,629           --   --       436,197,629
   Financials.................    785,651,055 $        926   --       785,651,981
   Health Care................    414,947,971       13,696   --       414,961,667
   Industrials................    513,533,962       14,810   --       513,548,772
   Information Technology.....    508,880,256           --   --       508,880,256
   Materials..................    181,437,357           --   --       181,437,357
   Other......................             --           --   --                --
   Telecommunication Services.     98,456,845           --   --        98,456,845
   Utilities..................     81,442,303           --   --        81,442,303
Rights/Warrants...............             --        5,964   --             5,964
Temporary Cash Investments....      6,952,418           --   --         6,952,418
Securities Lending Collateral.             --  351,927,978   --       351,927,978
                               -------------- ------------   --    --------------
TOTAL......................... $3,829,370,497 $351,963,374   --    $4,181,333,871
                               ============== ============   ==    ==============

                                     1318

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (98.1%)
AUSTRALIA -- (5.1%)
    Adelaide Brighton, Ltd..............................    28,536 $     84,093
   *Alumina, Ltd........................................ 1,208,983    1,052,277
   *Alumina, Ltd. Sponsored ADR.........................    39,590      137,773
    Asciano, Ltd........................................   713,912    3,257,001
    Bank of Queensland, Ltd.............................   189,484    1,620,005
    Beach Energy, Ltd...................................    42,299       50,871
    Bendigo and Adelaide Bank, Ltd......................   274,877    2,636,965
   *BlueScope Steel, Ltd................................   178,594      861,523
    Boral, Ltd..........................................   562,316    2,141,637
    Caltex Australia, Ltd...............................   110,645    1,860,000
    Downer EDI, Ltd.....................................   135,256      458,047
    Echo Entertainment Group, Ltd.......................   370,129      872,610
    Fairfax Media, Ltd..................................   760,633      328,050
    GrainCorp, Ltd. Class A.............................   197,228    2,191,696
   #Harvey Norman Holdings, Ltd.........................   413,690      988,158
    Incitec Pivot, Ltd.................................. 1,192,113    2,817,081
    Lend Lease Group....................................   203,104    1,599,762
    Macquarie Group, Ltd................................   266,102   10,488,087
    New Hope Corp., Ltd.................................    87,426      295,581
    Newcrest Mining, Ltd................................   221,740    2,442,438
    Origin Energy, Ltd..................................   875,572    9,396,493
    OZ Minerals, Ltd....................................   200,472      734,107
    Primary Health Care, Ltd............................   252,723    1,154,523
   *Qantas Airways, Ltd.................................   876,752      992,604
    QBE Insurance Group, Ltd............................    94,697    1,398,571
    Rio Tinto, Ltd......................................   174,365    9,017,507
    Santos, Ltd.........................................   785,616    9,639,943
    Seven Group Holdings, Ltd...........................   101,875      635,131
   #Sims Metal Management, Ltd..........................    83,499      672,005
    Sims Metal Management, Ltd. Sponsored ADR...........     7,228       57,535
    Sonic Healthcare, Ltd...............................    41,394      532,680
    Suncorp Group, Ltd.................................. 1,046,263   12,036,039
    Tabcorp Holdings, Ltd...............................   583,342    1,713,437
    Tatts Group, Ltd.................................... 1,073,999    3,078,675
    Toll Holdings, Ltd..................................   433,114    2,073,193
    Treasury Wine Estates, Ltd..........................   410,512    1,759,023
    Wesfarmers, Ltd.....................................   941,613   34,319,375
                                                                   ------------
TOTAL AUSTRALIA.........................................            125,394,496
                                                                   ------------
AUSTRIA -- (0.2%)
   #Erste Group Bank AG.................................   152,120    4,612,017
    Raiffeisen Bank International AG....................    38,849    1,179,044
                                                                   ------------
TOTAL AUSTRIA...........................................              5,791,061
                                                                   ------------
BELGIUM -- (1.3%)
    Ageas...............................................   178,795    7,161,686
    Belgacom SA.........................................     1,700       41,611
    D'ieteren SA........................................     4,289      194,613
    Delhaize Group SA...................................    66,697    4,400,731
    Delhaize Group SA Sponsored ADR.....................    10,600      699,494
    KBC Groep NV........................................   124,432    5,009,460

                                     1319

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
BELGIUM -- (Continued)
    Solvay SA............................................    59,233 $ 8,029,282
    UCB SA...............................................    99,152   5,709,241
                                                                    -----------
TOTAL BELGIUM............................................            31,246,118
                                                                    -----------
CANADA -- (9.7%)
    AuRico Gold, Inc.....................................    46,854     216,934
    Barrick Gold Corp....................................   458,820   7,786,175
    Bell Aliant, Inc.....................................    14,515     393,012
   *BlackBerry, Ltd. (09228F103).........................    71,901     634,886
  #*BlackBerry, Ltd. (BCBHZ31)...........................   211,699   1,859,142
    Bonavista Energy Corp................................    76,032     953,454
    Cameco Corp. (13321L108).............................   147,670   3,000,654
    Cameco Corp. (2166160)...............................    55,352   1,124,177
    Canadian Natural Resources, Ltd. (136385101).........   311,481   9,662,141
    Canadian Natural Resources, Ltd. (2171573)...........   440,539  13,652,377
    Canadian Tire Corp., Ltd. Class A....................    62,053   5,106,942
    Crescent Point Energy Corp...........................   129,472   4,909,877
    Eldorado Gold Corp...................................   101,785     804,101
    Empire Co., Ltd......................................    19,858   1,560,838
    Enerplus Corp. (292766102)...........................    15,757     256,051
    Enerplus Corp. (B584T89).............................    88,628   1,440,172
    Ensign Energy Services, Inc..........................    70,294   1,223,010
    Fairfax Financial Holdings, Ltd......................    13,300   5,283,225
    First Quantum Minerals, Ltd..........................   144,443   2,320,419
    Genworth MI Canada, Inc..............................    20,438     569,303
    George Weston, Ltd...................................    18,724   1,587,101
    Goldcorp, Inc. (380956409)...........................   156,068   4,405,800
    Goldcorp, Inc. (2676302).............................   390,268  11,007,754
    Husky Energy, Inc....................................   247,837   7,142,416
    IAMGOLD Corp.........................................   205,426   1,060,031
    Industrial Alliance Insurance & Financial Services,
      Inc................................................    47,900   1,927,006
    Kinross Gold Corp....................................   806,097   4,190,982
    Lightstream Resources, Ltd...........................    43,936     358,469
   #Loblaw Cos., Ltd.....................................    74,387   3,549,515
   *Lundin Mining Corp...................................    10,911      43,024
    Magna International, Inc.............................   204,038  15,604,308
    Manulife Financial Corp.............................. 1,402,732  24,705,892
   *MEG Energy Corp......................................    43,330   1,323,398
   *Osisko Mining Corp...................................    59,900     249,608
    Pacific Rubiales Energy Corp.........................    52,205   1,015,027
    Pan American Silver Corp. (697900108)................    12,300     156,948
    Pan American Silver Corp. (2669272)..................    82,200   1,042,806
    Pengrowth Energy Corp................................   264,142   1,522,462
    Penn West Petroleum, Ltd.............................   253,241   2,995,695
    Precision Drilling Corp..............................   121,000   1,233,444
    Progressive Waste Solutions, Ltd.....................     6,377     153,046
    Quebecor, Inc. Class B...............................    11,578     531,612
    Sun Life Financial, Inc..............................   494,520  16,013,762
    Suncor Energy, Inc. (867224107)......................    30,704     971,168
    Suncor Energy, Inc. (B3NB1P2)........................ 1,078,999  34,100,192
    Talisman Energy, Inc. (87425E103)....................    18,457     208,749
    Talisman Energy, Inc. (2068299)......................   680,091   7,707,389
    Teck Resources, Ltd. Class A.........................     1,220      31,239

                                     1320

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
    Teck Resources, Ltd. Class B (878742204)............     6,531 $    153,021
    Teck Resources, Ltd. Class B (2879327)..............   407,968    9,556,723
    Thomson Reuters Corp................................   335,015   11,416,147
    TransAlta Corp......................................   141,867    1,954,452
    Trican Well Service, Ltd............................     6,535       96,202
   *Turquoise Hill Resources, Ltd. (900435108)..........    31,400      126,542
   *Turquoise Hill Resources, Ltd. (B7WJ1F5)............    95,586      382,493
   *Uranium One, Inc....................................   259,122      671,078
    West Fraser Timber Co., Ltd.........................    18,241    1,662,664
    Yamana Gold, Inc....................................   500,904    5,232,889
                                                                   ------------
TOTAL CANADA............................................            238,847,944
                                                                   ------------
DENMARK -- (1.4%)
    AP Moeller - Maersk A.S. Class A....................       325    2,403,549
    AP Moeller - Maersk A.S. Class B....................     1,024    8,029,862
    Carlsberg A.S. Class B..............................    86,521    8,576,066
   *Danske Bank A.S.....................................   489,154    9,003,922
    FLSmidth & Co. A.S..................................    17,784      843,777
    GN Store Nord A.S...................................    13,475      278,608
    H Lundbeck A.S......................................    37,811      761,051
    Rockwool International A.S. Class B.................     3,340      527,947
    TDC A.S.............................................   421,334    3,687,824
                                                                   ------------
TOTAL DENMARK...........................................             34,112,606
                                                                   ------------
FINLAND -- (0.7%)
    Kesko Oyj Class B...................................    32,608    1,025,550
    Neste Oil Oyj.......................................    55,713      805,055
  #*Nokia Oyj........................................... 1,745,242    6,899,687
    Stora Enso Oyj Class R..............................   526,010    3,902,261
    UPM-Kymmene Oyj.....................................   485,229    5,401,944
                                                                   ------------
TOTAL FINLAND...........................................             18,034,497
                                                                   ------------
FRANCE -- (10.2%)
   *Alcatel-Lucent......................................   105,796      267,041
    AXA SA..............................................   987,329   21,762,131
    AXA SA Sponsored ADR................................   394,508    8,706,792
    BNP Paribas SA......................................   652,618   42,313,951
    Bollore SA..........................................     5,989    2,871,953
    Bouygues SA.........................................    95,075    2,783,981
    Cap Gemini SA.......................................    90,823    4,967,455
    Casino Guichard Perrachon SA........................    37,846    3,897,249
    CGG Sponsored ADR...................................    28,903      722,575
    Cie de St-Gobain....................................   292,647   13,593,152
   *Cie Generale de Geophysique - Veritas...............    55,947    1,412,395
    Cie Generale des Etablissements Michelin............   114,879   11,519,760
    CNP Assurances......................................   119,507    2,021,148
   *Credit Agricole SA..................................   725,973    6,930,030
    Eiffage SA..........................................    15,073      808,675
    Electricite de France SA............................   188,405    5,522,719
    Eramet..............................................       843       74,260
    France Telecom SA................................... 1,431,646   14,120,398
    GDF Suez............................................ 1,112,207   23,327,772

                                     1321

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Groupe Eurotunnel SA................................    84,948 $    666,432
    Lafarge SA..........................................   130,242    8,331,446
    Lagardere SCA.......................................    86,944    2,754,977
    Natixis.............................................   572,256    2,924,198
  #*Peugeot SA..........................................    98,768    1,261,483
    Renault SA..........................................   131,092   10,328,667
    Rexel SA............................................    56,312    1,369,641
    SCOR SE.............................................    57,773    1,841,053
    Societe Generale SA.................................   577,609   23,238,860
    STMicroelectronics NV...............................   517,564    4,433,979
    Vallourec SA........................................    52,069    3,075,528
    Vivendi SA.......................................... 1,017,849   21,764,339
                                                                   ------------
TOTAL FRANCE............................................            249,614,040
                                                                   ------------
GERMANY -- (8.4%)
    Allianz SE..........................................   122,653   19,113,188
    Allianz SE ADR......................................   716,588   11,128,612
    Bayerische Motoren Werke AG.........................   179,115   17,531,562
    Celesio AG..........................................    36,473      824,234
   *Commerzbank AG......................................   420,377    3,578,433
    Daimler AG..........................................   657,259   45,595,058
    Deutsche Bank AG (5750355)..........................   285,291   12,870,435
    Deutsche Bank AG (D18190898)........................   333,752   15,015,502
   *Deutsche Lufthansa AG...............................   141,492    2,835,460
    Deutsche Telekom AG.................................   991,879   12,061,223
    Deutsche Telekom AG Sponsored ADR...................   681,300    8,305,047
    E.ON SE.............................................   993,327   16,865,796
    Fraport AG Frankfurt Airport Services Worldwide.....    13,175      852,925
    HeidelbergCement AG.................................    83,434    6,427,800
    Hochtief AG.........................................     3,579      272,596
    Metro AG............................................    37,432    1,291,610
    Muenchener Rueckversicherungs AG....................   112,068   22,253,651
    RWE AG..............................................   136,456    4,109,965
    Salzgitter AG.......................................     6,352      236,458
    Volkswagen AG.......................................    20,821    4,731,495
    Wacker Chemie AG....................................     4,761      464,442
                                                                   ------------
TOTAL GERMANY...........................................            206,365,492
                                                                   ------------
GREECE -- (0.0%)
    Hellenic Petroleum SA...............................    47,049      462,421
   *National Bank of Greece SA..........................    83,482      290,699
                                                                   ------------
TOTAL GREECE............................................                753,120
                                                                   ------------
HONG KONG -- (2.6%)
    Cathay Pacific Airways, Ltd.........................   644,000    1,192,320
    Cheung Kong Holdings, Ltd...........................   533,000    7,474,462
   *Foxconn International Holdings, Ltd................. 1,235,000      662,449
    Henderson Land Development Co., Ltd................. 1,067,132    6,646,247
    Hongkong & Shanghai Hotels (The)....................   413,918      623,415
    Hopewell Holdings, Ltd..............................   421,331    1,335,069
    Hutchison Whampoa, Ltd.............................. 1,722,000   19,433,724
    Kerry Properties, Ltd...............................   223,000      918,160

                                     1322

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
HONG KONG -- (Continued)
    New World Development Co., Ltd...................... 3,124,292 $ 4,549,005
    Orient Overseas International, Ltd..................   178,048     988,868
    Shangri-La Asia, Ltd................................    84,000     132,046
    Sino Land Co., Ltd..................................   426,000     600,981
    Sun Hung Kai Properties, Ltd........................   395,000   5,275,734
    Tsim Sha Tsui Properties............................   254,146     558,721
    Wharf Holdings, Ltd.................................   929,000   7,982,129
    Wheelock & Co., Ltd.................................   924,000   4,799,269
                                                                   -----------
TOTAL HONG KONG.........................................            63,172,599
                                                                   -----------
IRELAND -- (0.1%)
   *Bank of Ireland..................................... 3,450,266     777,423
    CRH P.L.C...........................................       506      10,634
    CRH P.L.C. Sponsored ADR............................    25,104     529,945
                                                                   -----------
TOTAL IRELAND...........................................             1,318,002
                                                                   -----------
ISRAEL -- (0.3%)
    Bank Hapoalim BM....................................   675,869   3,231,981
   *Bank Leumi Le-Israel BM.............................   757,596   2,541,769
    Israel Chemicals, Ltd...............................       723       5,765
   *Israel Discount Bank, Ltd. Class A..................   522,880     889,865
    Partner Communications Co., Ltd.....................        28         213
                                                                   -----------
TOTAL ISRAEL............................................             6,669,593
                                                                   -----------
ITALY -- (1.4%)
   *Banca Monte dei Paschi di Siena SpA................. 1,132,447     310,360
   *Banco Popolare......................................   976,740   1,246,719
   *Fiat SpA............................................   351,353   2,801,467
   *Finmeccanica SpA....................................   387,490   2,027,230
    Intesa Sanpaolo SpA................................. 1,080,962   2,061,985
    Telecom Italia SpA.................................. 7,617,528   5,225,686
    Telecom Italia SpA Sponsored ADR....................   192,351   1,323,375
    UniCredit SpA....................................... 2,940,970  16,064,474
    Unione di Banche Italiane SCPA......................   662,741   2,825,086
                                                                   -----------
TOTAL ITALY.............................................            33,886,382
                                                                   -----------
JAPAN -- (19.8%)
    77 Bank, Ltd. (The).................................   298,000   1,439,535
   #Aeon Co., Ltd.......................................   409,100   5,622,708
    Aisin Seiki Co., Ltd................................    10,200     404,068
    Alfresa Holdings Corp...............................    26,300   1,304,711
    Amada Co., Ltd......................................   234,000   1,678,812
    Aoyama Trading Co., Ltd.............................    25,100     626,231
    Asahi Glass Co., Ltd................................   708,000   4,579,085
    Asahi Kasei Corp....................................   929,000   5,875,197
    Asatsu-DK, Inc......................................     6,000     157,285
    Autobacs Seven Co., Ltd.............................    34,800     510,361
    Azbil Corp..........................................     2,900      62,234
    Bank of Kyoto, Ltd. (The)...........................   201,000   1,605,055
    Bank of Yokohama, Ltd. (The)........................   755,000   4,137,931
    Brother Industries, Ltd.............................    81,800     908,224
   #Canon Marketing Japan, Inc..........................    39,500     504,847

                                     1323

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
JAPAN -- (Continued)
    Chiba Bank, Ltd. (The)..............................   463,000 $ 3,203,264
    Chugoku Bank, Ltd. (The)............................   109,400   1,420,502
    Citizen Holdings Co., Ltd...........................   149,100     851,277
    Coca-Cola West Co., Ltd.............................    38,800     753,668
   #COMSYS Holdings Corp................................    66,800     848,226
   *Cosmo Oil Co., Ltd..................................   342,000     634,564
    Dai Nippon Printing Co., Ltd........................   429,000   3,817,637
    Dai-ichi Life Insurance Co., Ltd. (The).............     1,231   1,675,631
    Daicel Corp.........................................   197,000   1,695,621
    Daido Steel Co., Ltd................................   164,000     949,622
    Denki Kagaku Kogyo KK...............................   219,000     806,967
   #Ebara Corp..........................................   217,000   1,190,838
    Fuji Electric Co., Ltd..............................   118,000     440,850
    Fuji Media Holdings, Inc............................       315     569,217
    FUJIFILM Holdings Corp..............................   363,000   7,953,522
    Fujitsu, Ltd........................................ 1,317,000   5,041,733
    Fukuoka Financial Group, Inc........................   480,000   2,162,396
    Fukuyama Transporting Co., Ltd......................    25,000     152,223
    Furukawa Electric Co., Ltd..........................   263,000     634,908
    Glory, Ltd..........................................    29,700     696,121
    Gunma Bank, Ltd. (The)..............................   208,000   1,175,892
    H2O Retailing Corp..................................    69,000     607,198
    Hachijuni Bank, Ltd. (The)..........................   364,000   2,135,543
    Hakuhodo DY Holdings, Inc...........................    10,680     735,020
    Hankyu Hanshin Holdings, Inc........................   171,000     978,212
    Higo Bank, Ltd. (The)...............................   104,000     610,295
    Hiroshima Bank, Ltd. (The)..........................   141,000     586,090
    Hitachi Capital Corp................................    23,500     559,937
   #Hitachi Chemical Co., Ltd...........................    58,300     980,930
    Hitachi High-Technologies Corp......................    38,135     831,151
    Hitachi Transport System, Ltd.......................    24,285     348,646
    Hokuhoku Financial Group, Inc.......................   681,000   1,283,574
    House Foods Corp....................................    37,000     594,463
    Ibiden Co., Ltd.....................................    77,300   1,152,035
    Idemitsu Kosan Co., Ltd.............................    18,800   1,565,644
    Isetan Mitsukoshi Holdings, Ltd.....................   238,355   3,287,196
    ITOCHU Corp.........................................   915,600  10,874,192
    Iyo Bank, Ltd. (The)................................   161,000   1,535,736
    J Front Retailing Co., Ltd..........................   331,000   2,630,098
    JFE Holdings, Inc...................................   381,900   8,613,998
    Joyo Bank, Ltd. (The)...............................   398,000   2,140,915
    JTEKT Corp..........................................   143,900   1,804,182
    JX Holdings, Inc.................................... 1,681,786   8,926,796
   #K's Holdings Corp...................................    12,000     408,552
    Kagoshima Bank, Ltd. (The)..........................   145,000     947,442
    Kajima Corp.........................................   468,000   1,644,641
    Kamigumi Co., Ltd...................................   146,000   1,210,157
    Kaneka Corp.........................................   180,000   1,217,214
    Kawasaki Kisen Kaisha, Ltd..........................   508,000   1,038,590
    Keiyo Bank, Ltd. (The)..............................   108,000     566,691
    Kewpie Corp.........................................    17,500     269,425
   *Kobe Steel, Ltd..................................... 1,588,000   2,505,929
    Konica Minolta, Inc.................................   316,500   2,589,675

                                     1324

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
JAPAN -- (Continued)
   #Kurita Water Industries, Ltd........................    11,000 $   224,312
    Kyocera Corp........................................   118,000  11,957,952
    Kyocera Corp. Sponsored ADR.........................     1,779     180,835
    Kyowa Hakko Kirin Co., Ltd..........................   178,000   1,774,106
    Lintec Corp.........................................     8,500     160,271
    LIXIL Group Corp....................................    98,440   2,308,365
    Maeda Road Construction Co., Ltd....................    23,000     377,134
    Marubeni Corp....................................... 1,165,000   8,088,187
    Marui Group Co., Ltd................................   143,500   1,395,523
    Medipal Holdings Corp...............................    93,500   1,159,771
    MEIJI Holdings Co., Ltd.............................    41,900   1,965,517
    Mitsubishi Chemical Holdings Corp...................   895,000   4,199,493
    Mitsubishi Corp..................................... 1,056,500  19,248,300
    Mitsubishi Gas Chemical Co., Inc....................   246,000   1,818,480
    Mitsubishi Logistics Corp...........................    63,000     917,786
    Mitsubishi Materials Corp...........................   738,000   2,596,006
    Mitsubishi Tanabe Pharma Corp.......................   146,000   1,966,723
    Mitsubishi UFJ Financial Group, Inc................. 7,531,834  46,720,013
   #Mitsubishi UFJ Financial Group, Inc. ADR............ 1,691,580  10,572,375
    Mitsui & Co., Ltd................................... 1,238,500  16,589,262
    Mitsui & Co., Ltd. Sponsored ADR....................     4,829   1,295,138
   #Mitsui Chemicals, Inc...............................   545,000   1,259,053
    Mitsui Mining & Smelting Co., Ltd...................   231,000     517,440
   *Mitsui OSK Lines, Ltd...............................   709,000   2,726,328
   #Mizuho Financial Group, Inc......................... 1,896,100   3,943,547
    MS&AD Insurance Group Holdings......................   244,791   6,335,504
    Nagase & Co., Ltd...................................    96,000   1,246,370
    Nanto Bank, Ltd. (The)..............................    58,000     221,168
    NEC Corp............................................ 1,736,000   3,923,374
    Nippo Corp..........................................    31,000     527,674
   #Nippon Electric Glass Co., Ltd......................   238,000   1,278,425
   #Nippon Express Co., Ltd.............................   574,000   2,708,899
    Nippon Meat Packers, Inc............................   116,397   1,791,144
   #Nippon Paper Industries Co., Ltd....................    51,200     745,127
    Nippon Shokubai Co., Ltd............................    83,000     857,713
    Nippon Steel & Sumitomo Metal Corp.................. 5,645,000  16,377,431
    Nippon Television Holdings, Inc.....................    26,600     480,963
    Nippon Yusen KK..................................... 1,034,000   2,862,798
    Nishi-Nippon City Bank, Ltd. (The)..................   368,000     948,465
    Nissan Shatai Co., Ltd..............................    23,000     294,790
    Nisshin Seifun Group, Inc...........................   114,000   1,320,662
    Nisshin Steel Holdings Co., Ltd.....................    36,300     316,514
    Nisshinbo Holdings, Inc.............................    80,000     615,725
    NKSJ Holdings, Inc..................................    78,600   1,971,781
    NOK Corp............................................    65,500   1,041,918
    Nomura Holdings, Inc................................   228,500   1,735,975
  #*NTN Corp............................................   257,000     841,257
    NTT DOCOMO, Inc.....................................     9,598  14,618,506
    NTT DOCOMO, Inc. Sponsored ADR......................     5,206      79,496
    Obayashi Corp.......................................   424,000   2,263,193
   #Oji Holdings Corp...................................   494,000   2,104,567
    Onward Holdings Co., Ltd............................    84,000     759,040
   *Panasonic Corp......................................    58,000     514,539

                                     1325

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
JAPAN -- (Continued)
   *Panasonic Corp. Sponsored ADR.......................   156,925 $ 1,413,894
    Pola Orbis Holdings, Inc............................    12,900     451,507
    Rengo Co., Ltd......................................    93,000     471,188
    Ricoh Co., Ltd......................................   455,000   5,107,924
    Rohm Co., Ltd.......................................    64,300   2,478,865
    Sankyo Co., Ltd.....................................    34,600   1,527,883
   #Seiko Epson Corp....................................    83,200   1,039,285
    Seino Holdings Co., Ltd.............................    60,000     538,124
    Sekisui House, Ltd..................................   421,000   5,431,986
    Shiga Bank, Ltd. (The)..............................   195,000   1,111,254
    Shimadzu Corp.......................................    76,000     598,563
   #Shimizu Corp........................................   352,000   1,463,977
    Shinsei Bank, Ltd...................................    34,000      75,404
    Shizuoka Bank, Ltd. (The)...........................   303,000   3,276,713
   #Showa Denko KK......................................   892,000   1,199,505
   #Showa Shell Sekiyu KK...............................   113,100   1,041,736
    SKY Perfect JSAT Holdings, Inc......................       780     409,044
    Sohgo Security Services Co., Ltd....................    13,100     233,607
    Sojitz Corp.........................................   785,200   1,335,036
    Sony Corp...........................................   107,200   2,250,660
    Sony Corp. Sponsored ADR............................   678,816  14,282,289
    Sumitomo Bakelite Co., Ltd..........................    52,000     195,400
    Sumitomo Chemical Co., Ltd..........................   983,000   3,231,328
    Sumitomo Corp.......................................   846,600  11,314,202
    Sumitomo Electric Industries, Ltd...................   562,300   7,588,260
    Sumitomo Forestry Co., Ltd..........................    78,400     829,716
    Sumitomo Heavy Industries, Ltd......................   347,000   1,610,093
    Sumitomo Metal Mining Co., Ltd......................   348,000   4,535,954
    Sumitomo Mitsui Financial Group, Inc................   509,427  23,273,791
    Sumitomo Mitsui Trust Holdings, Inc................. 1,692,000   7,781,621
    Sumitomo Osaka Cement Co., Ltd......................   133,000     431,029
    Suzuken Co. Ltd/Aichi...............................    45,100   1,409,615
    Suzuki Motor Corp...................................   225,600   5,394,077
    Taisei Corp.........................................   644,000   2,506,782
    Takashimaya Co., Ltd................................   181,000   1,778,795
    Takata Corp.........................................    19,600     409,347
    TDK Corp............................................    82,100   2,956,305
    Teijin, Ltd.........................................   587,000   1,272,795
    Toho Holdings Co., Ltd..............................    11,500     199,066
    Tokai Rika Co., Ltd.................................    27,500     592,264
    Tokyo Broadcasting System Holdings, Inc.............    22,300     294,861
    Toppan Printing Co., Ltd............................   378,000   2,565,274
    Toshiba TEC Corp....................................    44,000     253,416
    Tosoh Corp..........................................   321,000   1,136,516
    Toyo Seikan Group Holdings, Ltd.....................   116,900   1,931,654
    Toyobo Co., Ltd.....................................   129,000     200,972
    Toyoda Gosei Co., Ltd...............................    23,800     584,240
    Toyota Tsusho Corp..................................   139,400   3,696,651
    Ube Industries, Ltd.................................   614,000   1,164,013
    Universal Entertainment Corp........................       500       9,845
    UNY Group Holdings Co., Ltd.........................   104,000     667,774
    Ushio, Inc..........................................    44,600     547,204
    Wacoal Holdings Corp................................    52,000     527,228

                                     1326

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
    Yamada Denki Co., Ltd...............................    59,070 $  2,390,414
    Yamaguchi Financial Group, Inc......................   115,000    1,094,639
    Yamaha Corp.........................................   101,600    1,301,632
    Yamato Kogyo Co., Ltd...............................    24,400      790,701
    Yamazaki Baking Co., Ltd............................    64,000      754,825
                                                                   ------------
TOTAL JAPAN.............................................            486,976,808
                                                                   ------------
NETHERLANDS -- (3.1%)
    Aegon NV............................................ 1,444,641   11,131,478
    Akzo Nobel NV.......................................   169,936   10,360,281
    ArcelorMittal.......................................   764,181    9,983,510
   *ING Groep NV........................................ 1,578,512   16,111,777
   *ING Groep NV Sponsored ADR..........................   207,810    2,113,428
    Koninklijke Ahold NV................................   136,999    2,257,035
    Koninklijke DSM NV..................................   158,762   11,157,645
    Koninklijke Philips Electronics NV..................   429,882   13,747,152
    Randstad Holding NV.................................     5,794      280,265
                                                                   ------------
TOTAL NETHERLANDS.......................................             77,142,571
                                                                   ------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.................    61,256      153,926
    Contact Energy, Ltd.................................   338,257    1,449,997
    Fletcher Building, Ltd..............................    11,279       73,201
                                                                   ------------
TOTAL NEW ZEALAND.......................................              1,677,124
                                                                   ------------
NORWAY -- (0.9%)
    Aker ASA Class A....................................    12,658      403,286
    Cermaq ASA..........................................     3,830       70,536
    DNB ASA.............................................   628,280   10,451,709
   #Norsk Hydro ASA.....................................   853,507    3,628,259
    Orkla ASA...........................................   327,209    2,527,052
    SpareBank 1 SR Bank ASA.............................     8,247       69,757
    Stolt-Nielsen, Ltd..................................     2,191       51,097
   *Storebrand ASA......................................   202,119    1,162,041
    Subsea 7 SA.........................................   151,633    2,883,775
    Veripos, Inc........................................     5,179       16,210
    Wilh Wilhelmsen Holding ASA Class A.................        99        2,868
                                                                   ------------
TOTAL NORWAY............................................             21,266,590
                                                                   ------------
PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA.............................   865,680      842,909
   *EDP Renovaveis SA...................................   166,881      856,575
                                                                   ------------
TOTAL PORTUGAL..........................................              1,699,484
                                                                   ------------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd..................................... 3,205,000    8,130,426
    DBS Group Holdings, Ltd.............................   113,797    1,493,348
    Golden Agri-Resources, Ltd.......................... 5,519,000    2,276,954
    Hutchison Port Holdings Trust....................... 1,113,000      822,605
    Indofood Agri Resources, Ltd........................   273,000      190,133
    Keppel Land, Ltd....................................   434,000    1,257,345
  #*Neptune Orient Lines, Ltd...........................   271,000      228,762

                                     1327

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
SINGAPORE -- (Continued)
    Noble Group, Ltd.................................... 2,490,000 $ 1,749,452
   #Olam International, Ltd.............................   730,000     973,692
   #Overseas Union Enterprise, Ltd......................   235,000     522,955
    Singapore Airlines, Ltd.............................   483,400   3,843,233
   #United Industrial Corp., Ltd........................   428,000   1,019,130
    Venture Corp., Ltd..................................   148,000     852,462
    Wilmar International, Ltd........................... 1,285,000   3,180,677
                                                                   -----------
TOTAL SINGAPORE.........................................            26,541,174
                                                                   -----------
SPAIN -- (1.9%)
    Acciona SA..........................................    41,333   1,949,034
   #Banco de Sabadell SA................................ 1,423,996   2,916,077
   *Banco Popular Espanol SA............................   879,669   3,866,586
    Banco Santander SA.................................. 2,124,240  15,540,741
    Banco Santander SA Sponsored ADR....................    58,175     425,841
    CaixaBank........................................... 1,273,062   4,695,763
    Iberdrola SA........................................ 2,865,205  15,855,007
    Repsol SA...........................................    78,841   1,889,588
                                                                   -----------
TOTAL SPAIN.............................................            47,138,637
                                                                   -----------
SWEDEN -- (3.2%)
    Boliden AB..........................................   144,602   2,041,821
    Husqvarna AB Class B................................    12,955      77,861
    Meda AB Class A.....................................    84,422     988,265
    Nordea Bank AB...................................... 1,822,627  23,102,760
    Skandinaviska Enskilda Banken AB....................     6,988      71,323
    Skandinaviska Enskilda Banken AB Class A............   931,974  10,287,509
    SSAB AB Class A.....................................   119,665     778,180
    SSAB AB Class B.....................................    67,450     376,318
    Svenska Cellulosa AB Class A........................     9,172     242,497
    Svenska Cellulosa AB Class B........................   489,187  12,940,321
    Swedbank AB Class A.................................     2,684      64,699
    Telefonaktiebolaget LM Ericsson Class B............. 1,777,471  21,010,252
    Telefonaktiebolaget LM Ericsson Sponsored ADR.......   135,337   1,587,503
    TeliaSonera AB......................................   758,783   5,488,144
    Trelleborg AB Class B...............................    38,840     683,121
                                                                   -----------
TOTAL SWEDEN............................................            79,740,574
                                                                   -----------
SWITZERLAND -- (8.1%)
    ABB, Ltd............................................    82,282   1,813,984
    Adecco SA...........................................    90,409   5,748,148
    Alpiq Holding AG....................................       470      58,191
    Aryzta AG...........................................    57,960   3,579,246
    Baloise Holding AG..................................    44,870   4,871,270
    Banque Cantonale Vaudoise...........................       100      51,502
    Clariant AG.........................................   174,001   2,720,124
    Credit Suisse Group AG..............................   941,145  27,644,984
    Credit Suisse Group AG Sponsored ADR................   103,658   3,035,106
    Givaudan SA.........................................     4,461   6,209,042
    Holcim, Ltd.........................................   241,079  17,440,084
    Lonza Group AG......................................    17,436   1,342,029
    Novartis AG.........................................       418      30,049

                                     1328

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SWITZERLAND -- (Continued)
    Novartis AG ADR...................................    189,650 $ 13,580,836
    Sika AG...........................................        134      373,175
    Sulzer AG.........................................     14,697    2,196,503
    Swatch Group AG (The).............................      2,335      241,117
    Swiss Life Holding AG.............................     30,648    5,499,801
    Swiss Re AG.......................................    325,311   25,937,703
    UBS AG (B18YFJ4)..................................  2,189,793   43,119,257
    UBS AG (H89231338)................................    328,671    6,464,959
    Zurich Insurance Group AG.........................     98,396   26,504,756
                                                                  ------------
TOTAL SWITZERLAND.....................................             198,461,866
                                                                  ------------
UNITED KINGDOM -- (18.4%)
    Anglo American P.L.C..............................    495,168   10,621,653
    Aviva P.L.C.......................................  2,240,733   12,643,104
    Barclays P.L.C....................................  3,459,983   15,116,610
    Barclays P.L.C. Sponsored ADR.....................  1,460,674   25,532,582
   *Barratt Developments P.L.C........................     96,942      480,562
    BP P.L.C. Sponsored ADR...........................  1,841,468   76,310,433
    Carnival P.L.C....................................    103,130    3,969,896
    Carnival P.L.C. ADR...............................     91,252    3,518,677
    Coca-Cola HBC AG ADR..............................      1,535       39,925
    Eurasian Natural Resources Corp. P.L.C............     95,393      316,405
    Evraz P.L.C.......................................     61,222       87,340
    Glencore Xstrata P.L.C............................  4,609,215   19,465,402
    HSBC Holdings P.L.C...............................  1,224,785   13,905,539
    HSBC Holdings P.L.C. Sponsored ADR................    359,958   20,427,616
   *International Consolidated Airlines Group SA......  1,081,357    4,781,913
    Investec P.L.C....................................    278,720    1,864,807
    J Sainsbury P.L.C.................................  1,193,358    7,151,236
    Kazakhmys P.L.C...................................     73,489      291,887
    Kingfisher P.L.C..................................  2,319,541   14,033,192
   *Lloyds Banking Group P.L.C........................ 30,279,179   31,525,669
   *Lloyds Banking Group P.L.C. ADR...................    436,719    1,821,118
    Mondi P.L.C.......................................     44,617      664,808
    Old Mutual P.L.C..................................  2,880,541    8,507,147
    Pearson P.L.C. Sponsored ADR......................    255,111    5,234,878
    Resolution, Ltd...................................    945,573    4,653,267
   *Royal Bank of Scotland Group P.L.C................    814,582    3,933,613
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.    339,971    3,277,320
    Royal Dutch Shell P.L.C. ADR (780259206)..........    270,640   18,498,244
    Royal Dutch Shell P.L.C. ADR (780259107)..........    943,951   66,897,807
    Royal Dutch Shell P.L.C. Class A..................     13,007      443,814
    RSA Insurance Group P.L.C.........................    526,467    1,002,841
    Travis Perkins P.L.C..............................      3,718       96,205
    Vedanta Resources P.L.C...........................     53,978      955,607
    Vodafone Group P.L.C.............................. 14,789,930   44,296,938
    Vodafone Group P.L.C. Sponsored ADR...............    864,614   25,895,189

                                     1329

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                      SHARES       VALUE++
                                                     ---------- --------------
UNITED KINGDOM -- (Continued)
    WM Morrison Supermarkets P.L.C..................  1,135,049 $    4,995,914
                                                                --------------
TOTAL UNITED KINGDOM................................               453,259,158
                                                                --------------
TOTAL COMMON STOCKS.................................             2,409,109,936
                                                                --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Porsche Automobil Holding SE....................     46,252      3,921,557
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
GREECE -- (0.0%)
   *National Bank of Greece SA Warrants 12/26/17....     25,753         23,571
                                                                --------------
HONG KONG -- (0.0%)
   *New Hotel Rights 06/11/13.......................     39,054             --
                                                                --------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 08/02/13..............  2,124,240        470,484
   *CaixaBank SA Rights 08/19/13....................  1,273,062         89,762
                                                                --------------
TOTAL SPAIN.........................................                   560,246
                                                                --------------
TOTAL RIGHTS/WARRANTS...............................                   583,817
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)       VALUE+
                                                     ---------- --------------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@DFA Short Term Investment Fund..................  3,630,078     42,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
      Inc. 0.10%, 08/01/13 (Collateralized by
      $1,138,832 FNMA, rates ranging from 4.500% to
      6.000%, maturities ranging from 01/01/40 to
      05/01/42, valued at $730,719) to be
      repurchased at $716,393....................... $      716        716,391
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL.................                42,716,391
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,309,414,517)^^...........................            $2,456,331,701
                                                                ==============

                                     1330

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia.................. $    195,308 $  125,199,188   --    $  125,394,496
   Austria....................           --      5,791,061   --         5,791,061
   Belgium....................      699,494     30,546,624   --        31,246,118
   Canada.....................  238,847,944             --   --       238,847,944
   Denmark....................    8,576,066     25,536,540   --        34,112,606
   Finland....................           --     18,034,497   --        18,034,497
   France.....................    9,429,367    240,184,673   --       249,614,040
   Germany....................   34,449,161    171,916,331   --       206,365,492
   Greece.....................           --        753,120   --           753,120
   Hong Kong..................           --     63,172,599   --        63,172,599
   Ireland....................      529,945        788,057   --         1,318,002
   Israel.....................           --      6,669,593   --         6,669,593
   Italy......................    1,323,375     32,563,007   --        33,886,382
   Japan......................   27,824,027    459,152,781   --       486,976,808
   Netherlands................    2,113,428     75,029,143   --        77,142,571
   New Zealand................           --      1,677,124   --         1,677,124
   Norway.....................           --     21,266,590   --        21,266,590
   Portugal...................           --      1,699,484   --         1,699,484
   Singapore..................           --     26,541,174   --        26,541,174
   Spain......................      425,841     46,712,796   --        47,138,637
   Sweden.....................   11,875,012     67,865,562   --        79,740,574
   Switzerland................   23,080,901    175,380,965   --       198,461,866
   United Kingdom.............  247,453,789    205,805,369   --       453,259,158
Preferred Stocks..............
   Germany....................           --      3,921,557   --         3,921,557
Rights/Warrants...............
   Greece.....................           --         23,571   --            23,571
   Hong Kong..................           --             --   --                --
   Spain......................           --        560,246   --           560,246
Securities Lending Collateral.           --     42,716,391   --        42,716,391
                               ------------ --------------   --    --------------
TOTAL......................... $606,823,658 $1,849,508,043   --    $2,456,331,701
                               ============ ==============   ==    ==============

                                     1331

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES   VALUE++
                                                           ------- ----------
COMMON STOCKS -- (95.7%)
AUSTRALIA -- (4.5%)
    Acrux, Ltd............................................   8,981 $   27,169
    Adelaide Brighton, Ltd................................  94,917    279,711
    Aditya Birla Minerals, Ltd............................   7,401      2,560
    AGL Energy, Ltd.......................................  19,599    256,206
   *AJ Lucas Group, Ltd...................................   8,887     12,290
    ALS Ltd/Queensland....................................  49,776    379,374
   *Alumina, Ltd.......................................... 541,473    471,289
   *Alumina, Ltd. Sponsored ADR...........................  14,400     50,112
    Amalgamated Holdings, Ltd.............................  22,951    171,600
    Amcom Telecommunications, Ltd.........................  31,775     53,060
    Amcor, Ltd............................................ 147,315  1,400,010
    AMP, Ltd.............................................. 326,849  1,327,163
   #Ansell, Ltd...........................................  17,816    296,869
   *Antares Energy, Ltd...................................  34,313     14,640
    AP Eagers, Ltd........................................  15,769     63,339
    APA Group.............................................  74,687    402,813
   #APN News & Media, Ltd................................. 105,115     27,859
   *Aquarius Platinum, Ltd................................  41,410     29,859
   *Aquila Resources, Ltd.................................  22,801     42,776
    ARB Corp., Ltd........................................   5,672     68,910
    Aristocrat Leisure, Ltd...............................  37,336    145,657
    Arrium, Ltd........................................... 371,242    331,553
    Asciano, Ltd.......................................... 141,288    644,582
    ASG Group, Ltd........................................  36,938     12,490
    ASX, Ltd..............................................  19,979    624,993
    Atlas Iron, Ltd....................................... 197,419    144,554
    Aurizon Holdings, Ltd.................................  68,476    279,310
  #*Aurora Oil & Gas, Ltd.................................  31,303     90,782
   #Ausdrill, Ltd.........................................  76,045     73,702
    Ausenco, Ltd..........................................  22,925     31,367
   *Austal, Ltd...........................................  32,722     24,857
    Austbrokers Holdings, Ltd.............................   1,390     13,793
   #Austin Engineering, Ltd...............................   9,103     33,797
    Australia & New Zealand Banking Group, Ltd............ 144,308  3,855,577
   *Australian Agricultural Co., Ltd......................  57,179     59,104
    Australian Infrastructure Fund........................  80,194        937
    Australian Pharmaceutical Industries, Ltd.............  44,606     17,827
    Automotive Holdings Group, Ltd........................  36,616    124,782
   *AVJennings, Ltd.......................................   8,932      3,776
   *AWE, Ltd.............................................. 129,227    156,647
   #Bank of Queensland, Ltd...............................  71,781    613,696
    BC Iron, Ltd..........................................   1,801      5,974
    Beach Energy, Ltd..................................... 358,445    431,087
   #Bendigo and Adelaide Bank, Ltd........................  97,950    939,659
    BHP Billiton, Ltd.....................................  11,107    347,257
    BHP Billiton, Ltd. Sponsored ADR......................  25,036  1,570,508
   *Billabong International, Ltd..........................  56,082     20,418
    Blackmores, Ltd.......................................   1,011     23,746
   *Blackthorn Resources, Ltd.............................  10,737      2,504
   *BlueScope Steel, Ltd.................................. 137,961    665,514
   #Boart Longyear, Ltd................................... 112,356     51,903

                                     1332

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
    Boral, Ltd............................................   189,099 $  720,202
    Bradken, Ltd..........................................    42,028    186,185
    Brambles, Ltd.........................................    28,720    234,161
    Breville Group, Ltd...................................     8,927     60,497
    Brickworks, Ltd.......................................     8,373     92,146
    BT Investment Management, Ltd.........................     6,795     22,049
   *Buccaneer Energy, Ltd.................................   109,393      5,421
   *Buru Energy, Ltd......................................     2,744      4,290
   #Cabcharge Australia, Ltd..............................    29,769    115,906
    Caltex Australia, Ltd.................................    27,789    467,147
   #Cardno, Ltd...........................................    26,221    128,865
   *Carnarvon Petroleum, Ltd..............................   111,869      5,734
    carsales.com, Ltd.....................................    15,227    136,126
    Cash Converters International, Ltd....................    48,397     51,332
    Cedar Woods Properties, Ltd...........................     1,721      8,797
    Challenger, Ltd.......................................    74,729    286,644
    Clough, Ltd...........................................    65,000     83,473
   *Coal of Africa, Ltd...................................    52,185      7,538
    Coca-Cola Amatil, Ltd.................................    11,801    136,208
    Cochlear, Ltd.........................................     2,204    120,936
  #*Cockatoo Coal, Ltd....................................   135,281      7,052
   *Coffey International, Ltd.............................    48,876      5,925
    Commonwealth Bank of Australia........................    51,776  3,451,158
    Computershare, Ltd....................................    13,819    121,495
    Credit Corp. Group, Ltd...............................     3,280     28,233
    Crown, Ltd............................................    36,305    417,408
    CSG, Ltd..............................................    16,337     14,390
    CSL, Ltd..............................................     9,911    588,160
    CSR, Ltd..............................................   134,036    263,703
    Data#3, Ltd...........................................     8,941      9,602
   #David Jones, Ltd......................................   140,183    340,023
   #Decmil Group, Ltd.....................................    35,216     66,445
    Downer EDI, Ltd.......................................   113,402    384,038
   *Drillsearch Energy, Ltd...............................    95,256    117,208
    DUET Group............................................   139,777    271,379
    DuluxGroup, Ltd.......................................    24,966    100,069
   #DWS, Ltd..............................................    11,284     15,565
    Echo Entertainment Group, Ltd.........................   193,405    455,968
   *Elders, Ltd...........................................   103,979      7,374
    Emeco Holdings, Ltd...................................   196,879     44,112
   *Energy Resources of Australia, Ltd....................    55,774     73,432
  #*Energy World Corp., Ltd...............................   154,243     83,126
    Envestra, Ltd.........................................   186,216    185,833
    ERM Power, Ltd........................................     1,889      4,837
    Euroz, Ltd............................................     3,934      3,434
   *Evolution Mining, Ltd.................................    52,070     40,810
   #Fairfax Media, Ltd....................................   532,151    229,509
    Finbar Group, Ltd.....................................       595        722
    FKP Property Group....................................    53,707     72,661
    Fleetwood Corp., Ltd..................................    11,993     42,904
   #Flight Centre, Ltd....................................     9,755    397,734
   *Focus Minerals, Ltd................................... 1,002,633     13,498
    Forge Group, Ltd......................................     5,619     22,260

                                     1333

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
AUSTRALIA -- (Continued)
    Fortescue Metals Group, Ltd...........................  40,384 $  132,588
    Funtastic, Ltd........................................  32,496      5,259
    G8 Education, Ltd.....................................   7,983     19,221
   *Goodman Fielder, Ltd.................................. 479,218    329,255
    GrainCorp, Ltd. Class A...............................  43,955    488,450
    Grange Resources, Ltd................................. 167,580     27,859
   *Gryphon Minerals, Ltd.................................  28,227      4,719
    GUD Holdings, Ltd.....................................  16,595     95,580
   *Gunns, Ltd............................................ 133,137         --
    GWA Group, Ltd........................................  61,780    136,540
   #Harvey Norman Holdings, Ltd........................... 138,744    331,410
   *Hastie Group, Ltd.....................................   2,637         --
    HFA Holdings, Ltd.....................................  13,456     10,537
   #Hills Holdings, Ltd...................................  49,659     54,504
   *Horizon Oil, Ltd...................................... 219,855     73,118
   *Icon Energy, Ltd......................................  52,698      7,565
    iiNET, Ltd............................................  27,956    152,448
    Iluka Resources, Ltd..................................  34,011    336,308
    Imdex, Ltd............................................  46,977     32,064
    IMF Australia, Ltd....................................   1,965      3,214
    Incitec Pivot, Ltd.................................... 261,505    617,962
    Independence Group NL.................................  48,028    139,890
   *Infigen Energy, Ltd...................................  86,150     23,637
    Insurance Australia Group, Ltd........................ 247,250  1,290,792
   #Invocare, Ltd.........................................  12,546    131,237
    IOOF Holdings, Ltd....................................  38,169    284,034
    Iress, Ltd............................................   8,789     65,378
    James Hardie Industries P.L.C.........................  28,661    238,072
    James Hardie Industries P.L.C. Sponsored ADR..........   1,236     51,343
   #JB Hi-Fi, Ltd.........................................   8,439    140,892
    Jetset Travelworld, Ltd...............................  25,000     10,006
   *Kagara, Ltd...........................................  60,876      6,566
    Kingsgate Consolidated, Ltd...........................  34,084     48,930
    Kingsrose Mining, Ltd.................................  26,359      9,700
    Leighton Holdings, Ltd................................  18,441    273,609
    Lend Lease Group......................................  77,680    611,852
  #*Linc Energy, Ltd......................................  79,821    115,936
    M2 Telecommunications Group, Ltd......................   4,476     25,178
    Macmahon Holdings, Ltd................................ 196,207     25,540
    Macquarie Atlas Roads Group...........................  61,956    125,181
    Macquarie Group, Ltd..................................  46,295  1,824,661
   *Matrix Composites & Engineering, Ltd..................   2,049      1,697
    MaxiTRANS Industries, Ltd.............................  33,340     38,333
   *Mayne Pharma Group, Ltd...............................  28,592     14,510
    McMillan Shakespeare, Ltd.............................   5,584     40,779
    McPherson's, Ltd......................................   5,740      7,528
   #Medusa Mining, Ltd....................................  19,289     40,112
    Melbourne IT, Ltd.....................................  27,781     47,373
    Mermaid Marine Australia, Ltd.........................  33,356    117,693
   *Mesoblast, Ltd........................................   5,809     30,635
   *Metals X, Ltd......................................... 100,801      8,874
    Metcash, Ltd.......................................... 167,173    518,157
   #Miclyn Express Offshore, Ltd..........................  13,731     23,946

                                     1334

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
AUSTRALIA -- (Continued)
   #Mincor Resources NL...................................  43,402 $   20,290
   *Mineral Deposits, Ltd.................................  26,123     50,439
   #Mineral Resources, Ltd................................  35,093    299,510
   #*Mirabela Nickel, Ltd................................. 113,042      7,822
   #Monadelphous Group, Ltd...............................   6,095     90,103
    Mortgage Choice, Ltd..................................  11,330     24,664
    Mount Gibson Iron, Ltd................................ 119,718     60,179
    Myer Holdings, Ltd.................................... 149,079    359,023
    National Australia Bank, Ltd.......................... 139,628  3,917,945
    Navitas, Ltd..........................................  20,111    108,463
   *Neon Energy, Ltd...................................... 100,200     29,729
    New Hope Corp., Ltd...................................  32,366    109,427
    Newcrest Mining, Ltd..................................  69,210    762,339
   *Nexus Energy, Ltd..................................... 252,869     19,315
    NIB Holdings, Ltd.....................................  74,922    150,198
    Northern Star Resources, Ltd..........................  38,476     29,989
    NRW Holdings, Ltd.....................................  38,242     33,445
    Nufarm, Ltd...........................................  46,222    186,817
    Oakton, Ltd...........................................   1,390      1,450
    Oil Search, Ltd.......................................  35,591    258,927
    Orica, Ltd............................................  15,629    253,924
    Origin Energy, Ltd.................................... 163,940  1,759,377
    OrotonGroup, Ltd......................................   2,881     19,317
    OZ Minerals, Ltd......................................  86,694    317,464
    Pacific Brands, Ltd................................... 226,091    167,745
  #*Paladin Energy, Ltd................................... 209,906    188,544
    PanAust, Ltd..........................................  63,960    112,573
    Panoramic Resources, Ltd..............................  62,268     14,837
    Patties Foods, Ltd....................................   1,438      1,757
   *Peet, Ltd.............................................  30,792     32,360
   *Perilya, Ltd..........................................  49,865      7,850
    Perpetual, Ltd........................................   5,773    207,836
   *Perseus Mining, Ltd...................................  30,891     16,297
    Platinum Asset Management, Ltd........................  14,428     82,011
   *PMP, Ltd..............................................  73,062     18,045
    Premier Investments, Ltd..............................  24,401    170,824
    Primary Health Care, Ltd.............................. 124,739    569,850
    Prime Media Group, Ltd................................  39,708     36,906
    PrimeAg Australia, Ltd................................  14,476     10,927
    Programmed Maintenance Services, Ltd..................  26,337     58,210
   *Qantas Airways, Ltd................................... 260,289    294,683
    QBE Insurance Group, Ltd..............................  94,225  1,391,600
   *Ramelius Resources, Ltd...............................  61,433      7,719
    Ramsay Health Care, Ltd...............................   7,819    258,681
    RCG Corp., Ltd........................................   4,861      2,510
   #RCR Tomlinson, Ltd....................................  19,851     42,427
    REA Group, Ltd........................................   4,246    125,075
   *Red Fork Energy, Ltd..................................  32,529     12,844
    Redflex Holdings, Ltd.................................   4,333      4,515
    Reece Australia, Ltd..................................     591     12,530
   *Reed Resources, Ltd...................................  19,892      1,074
   *Regis Resources, Ltd..................................  25,081     79,909
    Reject Shop, Ltd. (The)...............................   2,325     34,207

                                     1335

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
AUSTRALIA -- (Continued)
    Resolute Mining, Ltd.................................. 154,687 $  113,395
    Retail Food Group, Ltd................................  11,148     42,062
    Ridley Corp., Ltd.....................................  50,890     39,296
    Rio Tinto, Ltd........................................  28,176  1,457,158
   *Roc Oil Co., Ltd...................................... 153,350     68,890
    Ruralco Holdings, Ltd.................................   1,942      5,616
    SAI Global, Ltd.......................................  42,097    143,407
    Salmat, Ltd...........................................  11,000     21,453
   *Samson Oil & Gas, Ltd. Sponsored ADR..................  12,700      9,144
    Santos, Ltd........................................... 140,727  1,726,798
   *Saracen Mineral Holdings, Ltd......................... 207,870     30,010
    Sedgman, Ltd..........................................  11,987      6,778
   #Seek, Ltd.............................................  14,552    123,317
   #Select Harvests, Ltd..................................   2,843      9,389
   *Senex Energy, Ltd..................................... 185,711    126,627
    Servcorp, Ltd.........................................   9,992     31,437
    Seven Group Holdings, Ltd.............................  24,235    151,091
    Seven West Media, Ltd.................................  79,344    152,460
    Sigma Pharmaceuticals, Ltd............................ 310,712    184,371
   *Silex Systems, Ltd....................................   6,346     14,888
   *Silver Lake Resources, Ltd............................  38,161     27,808
   #Sims Metal Management, Ltd............................  35,514    285,819
    Sims Metal Management, Ltd. Sponsored ADR.............   4,871     38,773
    Skilled Group, Ltd....................................  34,664     92,258
   #SMS Management & Technology, Ltd......................  19,539     93,007
    Sonic Healthcare, Ltd.................................  47,218    607,626
    Southern Cross Media Group, Ltd....................... 150,456    199,515
    SP AusNet............................................. 139,417    147,788
    Spark Infrastructure Group............................ 153,253    245,785
    Specialty Fashion Group, Ltd..........................   8,094      6,261
  #*St Barbara, Ltd....................................... 138,569     61,816
   *Starpharma Holdings, Ltd..............................  16,423     14,290
    STW Communications Group, Ltd.........................  95,520    140,679
    Suncorp Group, Ltd.................................... 168,236  1,935,359
   *Sundance Energy Australia, Ltd........................  36,867     34,764
    Sunland Group, Ltd....................................  21,844     28,457
    Super Retail Group, Ltd...............................  25,199    285,848
    Sydney Airport........................................  27,320     88,157
    Tabcorp Holdings, Ltd................................. 187,288    550,117
   *Talon Petroleum, Ltd..................................   8,116        350
  #*Tanami Gold NL........................................  13,111        757
   *Tap Oil, Ltd..........................................  49,618     23,636
    Tassal Group, Ltd.....................................  24,227     54,917
    Tatts Group, Ltd...................................... 324,063    928,944
    Telstra Corp., Ltd....................................  58,938    264,083
    Telstra Corp., Ltd. ADR...............................     600     13,410
  #*Ten Network Holdings, Ltd............................. 413,470    102,222
   *TFS Corp., Ltd........................................  27,337     11,793
    Thorn Group, Ltd......................................   5,639     10,901
   *Tiger Resources, Ltd..................................  55,000      9,892
    Toll Holdings, Ltd.................................... 166,541    797,184
    Tox Free Solutions, Ltd...............................  30,708     90,010
    TPG Telecom, Ltd......................................  80,192    265,953

                                     1336

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
AUSTRALIA -- (Continued)
    Transfield Services, Ltd.............................. 110,789 $    88,544
   *Transpacific Industries Group, Ltd.................... 229,501     176,272
    Transurban Group......................................  49,671     302,528
    Treasury Wine Estates, Ltd............................ 159,207     682,194
   #Troy Resources, Ltd...................................  16,581      21,102
    Trust Co., Ltd. (The).................................   1,137       6,244
    UGL, Ltd..............................................  37,198     242,999
    UXC, Ltd..............................................  56,149      58,213
    Village Roadshow, Ltd.................................  11,447      60,798
  #*Virgin Australia Holdings, Ltd........................ 312,963     128,063
    Virgin Australia Holdings, Ltd. (B7L5734)............. 312,963          --
    Washington H Soul Pattinson & Co., Ltd................   9,507     115,336
   *Watpac, Ltd...........................................  32,558      15,494
    WDS, Ltd..............................................  33,762      13,789
    Webjet, Ltd...........................................  13,416      56,038
    Wesfarmers, Ltd.......................................  75,215   2,741,393
    Western Areas, Ltd....................................  12,096      33,700
    Westpac Banking Corp.................................. 163,386   4,532,617
    Whitehaven Coal, Ltd..................................  30,345      53,602
    WHK Group, Ltd........................................  37,000      25,909
    Wide Bay Australia, Ltd...............................   1,410       6,597
    Woodside Petroleum, Ltd...............................  31,827   1,074,724
    Woolworths, Ltd.......................................  11,286     337,976
    WorleyParsons, Ltd....................................  10,713     211,954
    Wotif.com Holdings, Ltd...............................   1,468       6,532
                                                                   -----------
TOTAL AUSTRALIA...........................................          72,407,244
                                                                   -----------
AUSTRIA -- (0.4%)
   *A-TEC Industries AG...................................   3,557          --
    Agrana Beteiligungs AG................................     753      95,969
    Andritz AG............................................   3,122     168,729
    Atrium European Real Estate, Ltd......................  24,278     136,264
    Austria Technologie & Systemtechnik AG................     770       7,575
    CA Immobilien Anlagen AG..............................   5,017      63,116
   #Erste Group Bank AG...................................  31,907     967,365
    EVN AG................................................   6,414      82,225
    Flughafen Wien AG.....................................   2,248     142,830
    IMMOFINANZ AG.........................................  97,785     400,487
    Kapsch TrafficCom AG..................................     655      27,938
    Lenzing AG............................................     871      66,100
    Mayr Melnhof Karton AG................................   1,048     114,820
    Oesterreichische Post AG..............................   3,093     131,817
    OMV AG................................................  18,845     833,678
    Palfinger AG..........................................     452      14,129
    POLYTEC Holding AG....................................   1,501      12,473
    Raiffeisen Bank International AG......................  10,781     327,197
    RHI AG................................................   3,664     115,249
    Rosenbauer International AG...........................     591      41,557
    S IMMO AG.............................................   4,858      29,772
    Schoeller-Bleckmann Oilfield Equipment AG.............   1,205     142,055
    Semperit AG Holding...................................   2,321      86,294
    Strabag SE............................................   2,456      55,031
    Telekom Austria AG....................................  15,824     109,926

                                     1337

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
AUSTRIA -- (Continued)
    Uniqa Versicherungen AG...............................  3,453 $   46,866
    Verbund AG............................................  3,496     68,879
    Vienna Insurance Group AG Wiener Versicherung Gruppe..  7,150    369,237
    Voestalpine AG........................................ 21,072    808,396
    Wienerberger AG....................................... 24,797    324,074
    Zumtobel AG...........................................  4,362     53,590
                                                                  ----------
TOTAL AUSTRIA.............................................         5,843,638
                                                                  ----------
BELGIUM -- (1.0%)
   *Ablynx NV.............................................  6,382     58,646
    Ackermans & van Haaren NV.............................  6,496    588,766
    Ageas................................................. 53,583  2,146,275
   *AGFA-Gevaert NV....................................... 63,356    126,245
    Anheuser-Busch InBev NV............................... 20,393  1,961,017
    Anheuser-Busch InBev NV Sponsored ADR................. 13,736  1,314,673
    Arseus NV.............................................  4,228    110,506
    Atenor Group..........................................     67      2,853
    Banque Nationale de Belgique..........................     44    158,761
    Barco NV..............................................  3,113    233,053
    Belgacom SA........................................... 10,527    257,668
    Cie d'Entreprises CFE.................................  2,275    138,035
   *Cie Immobiliere de Belgique SA........................    189      8,959
    Cie Maritime Belge SA.................................  3,221     64,033
    Colruyt SA............................................  2,370    135,149
    D'ieteren SA..........................................  6,011    272,749
   *Deceuninck NV......................................... 18,601     29,441
    Delhaize Group SA..................................... 15,783  1,041,377
    Delhaize Group SA Sponsored ADR....................... 11,639    768,058
    Econocom Group........................................  8,136     64,958
    Elia System Operator SA...............................  3,974    167,869
   *Euronav NV............................................  5,837     28,758
    EVS Broadcast Equipment SA............................  1,521    109,945
    Exmar NV..............................................  8,774    101,161
   *Galapagos NV..........................................  6,113    131,925
   *Ion Beam Applications.................................  6,562     52,058
    Jensen-Group NV.......................................    324      4,327
    KBC Groep NV.......................................... 32,226  1,297,374
    Kinepolis Group NV....................................  1,570    210,923
    Lotus Bakeries........................................     19     16,229
    Melexis NV............................................  2,127     49,988
    Mobistar SA...........................................  1,159     16,528
    NV Bekaert SA.........................................  8,200    288,308
    Nyrstar............................................... 36,079    159,261
    Recticel SA...........................................  6,887     48,897
    Resilux...............................................    348     29,173
   *Roularta Media Group NV...............................  1,508     22,654
    Sioen Industries NV...................................  4,172     38,574
    Sipef SA..............................................  1,215     82,573
    Solvay SA.............................................  9,078  1,230,561
    Telenet Group Holding NV..............................  3,897    188,483
    Tessenderlo Chemie NV.................................  6,750    182,881
  #*ThromboGenics NV......................................  2,876    118,164
    UCB SA................................................ 15,172    873,614

                                     1338

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
BELGIUM -- (Continued)
    Umicore SA............................................  21,431 $   964,737
    Van de Velde NV.......................................     765      36,197
                                                                   -----------
TOTAL BELGIUM.............................................          15,932,384
                                                                   -----------
BRAZIL -- (1.9%)
    AES Tiete SA..........................................   7,000      64,589
    Aliansce Shopping Centers SA..........................  19,156     176,668
    All America Latina Logistica SA.......................  86,800     335,580
    Anhanguera Educacional Participacoes SA...............  78,051     473,161
    Arezzo Industria e Comercio SA........................   5,000      77,980
    Arteris SA............................................  15,270     145,113
    Autometal SA..........................................   1,500      11,967
   *B2W Cia Global Do Varejo..............................  10,800      50,181
   *Banco ABC Brasil SA...................................     260       1,368
    Banco Alfa de Investimento SA.........................  14,300      40,493
    Banco Bradesco SA.....................................  61,212     829,093
    Banco Bradesco SA ADR................................. 151,693   1,853,692
    Banco do Brasil SA....................................  78,901     784,047
    Banco Santander Brasil SA ADR......................... 102,545     617,321
    Bematech SA...........................................   6,000      19,830
    BM&FBovespa SA........................................ 246,373   1,328,331
    BR Malls Participacoes SA.............................  48,200     427,205
    Brasil Brokers Participacoes SA.......................  23,200      58,881
   *Braskem SA Sponsored ADR..............................   9,069     139,481
    BRF SA................................................   9,416     200,591
    BRF SA ADR............................................  31,160     667,759
   *Brookfield Incorporacoes SA...........................  87,670      63,792
    CCR SA................................................  21,200     166,340
   *CCX Carvao da Colombia SA.............................   6,100       2,620
    Centrais Eletricas Brasileiras SA.....................  27,300      54,807
    CETIP SA - Mercados Organizados.......................   9,194      92,692
    Cia Brasileira de Distribuicao Grupo Pao de Acucar
      ADR.................................................   7,747     345,594
    Cia de Bebidas das Americas ADR.......................  10,500     396,690
    Cia de Saneamento Basico do Estado de Sao Paulo ADR...  25,800     265,740
    Cia de Saneamento de Minas Gerais-COPASA..............  10,400     164,980
    Cia Energetica de Minas Gerais........................   1,939      17,693
    Cia Energetica de Minas Gerais Sponsored ADR..........  11,443     105,962
    Cia Hering............................................   9,177     123,092
    Cia Paranaense de Energia.............................   1,200      11,567
    Cia Paranaense de Energia Sponsored ADR...............   7,845      97,749
    Cia Providencia Industria e Comercio SA...............   1,300       4,388
    Cia Siderurgica Nacional SA Sponsored ADR.............  31,622      91,704
    Cielo SA..............................................   8,943     220,468
   *Contax Participacoes SA...............................   6,800      50,970
    Cosan SA Industria e Comercio.........................  29,400     557,496
    CPFL Energia SA.......................................   8,400      77,728
    Cremer SA.............................................  10,900      70,378
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes.......................................  60,900     434,857
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.......................................     300       2,730
    Diagnosticos da America SA............................  49,769     260,696
    Direcional Engenharia SA..............................  12,204      72,218
    Duratex SA............................................  47,124     269,770
    EcoRodovias Infraestrutura e Logistica SA.............  11,954      84,100

                                     1339

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
BRAZIL -- (Continued)
    EDP - Energias do Brasil SA...........................  51,600 $267,121
    Embraer SA............................................  44,200  375,865
    Embraer SA ADR........................................  20,543  697,846
    Equatorial Energia SA.................................  20,691  169,058
    Estacio Participacoes SA..............................  40,752  314,748
    Eternit SA............................................  24,972  104,755
    Even Construtora e Incorporadora SA...................  43,300  161,140
    Ez Tec Empreendimentos e Participacoes SA.............  13,000  156,648
   *Fibria Celulose SA....................................  10,683  118,942
   *Fibria Celulose SA Sponsored ADR......................  45,289  501,802
    Fleury SA.............................................   9,900   84,187
   *Gafisa SA.............................................  10,200   12,340
   *Gafisa SA ADR.........................................  54,377  131,049
   *General Shopping Brasil SA............................   6,700   24,229
    Gerdau SA.............................................  25,700  141,041
    Gerdau SA Sponsored ADR............................... 103,600  656,824
    Grendene SA...........................................  20,200  188,599
    Guararapes Confeccoes SA..............................   1,200   44,831
    Helbor Empreendimentos SA.............................  35,575  132,548
    Hypermarcas SA........................................  71,798  519,598
    Iguatemi Empresa de Shopping Centers SA...............  13,000  131,063
   *International Meal Co. Holdings SA....................   4,600   36,254
    Iochpe-Maxion SA......................................  12,500  137,528
    Itau Unibanco Holding SA..............................  15,040  189,603
    Itau Unibanco Holding SA ADR..........................  27,755  353,879
    JBS SA................................................ 107,864  301,179
    JHSF Participacoes SA.................................  23,200   57,457
    JSL SA................................................  14,000   90,332
    Kepler Weber SA.......................................   2,900   22,881
    Kroton Educacional SA.................................  25,358  361,249
    Light SA..............................................  14,507  112,553
    Localiza Rent a Car SA................................   7,245  103,212
   *Log-in Logistica Intermodal SA........................   6,500   29,632
    Lojas Americanas SA...................................  22,863  139,803
    Lojas Renner SA.......................................   8,000  211,804
    LPS Brasil Consultoria de Imoveis SA..................   4,600   37,262
    M Dias Branco SA......................................   6,316  256,090
    Magnesita Refratarios SA..............................  23,138   68,764
    Mahle-Metal Leve SA Industria e Comercio..............   6,900   78,486
   *Marfrig Alimentos SA..................................  36,867  116,515
    Marisa Lojas SA.......................................   3,200   29,849
    Mills Estruturas e Servicos de Engenharia SA..........   8,457  105,650
   *Minerva SA............................................  15,200   60,631
   *MMX Mineracao e Metalicos SA..........................  77,983   56,402
    MRV Engenharia e Participacoes SA.....................  73,269  208,436
    Multiplan Empreendimentos Imobiliarios SA.............   9,675  213,572
    Multiplus SA..........................................   2,600   35,182
    Natura Cosmeticos SA..................................   6,100  122,864
    Odontoprev SA.........................................  40,500  165,987
    Oi SA.................................................  10,605   20,872
    Oi SA ADR (670851104).................................   2,918    5,632
   #Oi SA ADR (670851203).................................  71,973  133,150
   *OSX Brasil SA.........................................  15,000    8,416

                                     1340

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BRAZIL -- (Continued)
   *Paranapanema SA........................................  40,580 $    80,756
   *PDG Realty SA Empreendimentos e Participacoes.......... 208,547     168,201
    Petroleo Brasileiro SA.................................  19,000     128,091
    Petroleo Brasileiro SA ADR.............................  90,141   1,229,523
    Petroleo Brasileiro SA Sponsored ADR................... 126,710   1,817,021
    Porto Seguro SA........................................  28,377     319,674
    Positivo Informatica SA................................   7,200      12,624
    Profarma Distribuidora de Produtos Farmaceuticos SA....   3,400      30,552
    QGEP Participacoes SA..................................  16,800      87,190
    Raia Drogasil SA.......................................  14,250     120,554
    Restoque Comercio e Confeccoes de Roupas SA............   6,600      17,705
    Rodobens Negocios Imobiliarios SA......................   4,000      26,405
   *Rossi Residencial SA...................................  88,154     102,785
    Santos Brasil Participacoes SA.........................   9,150     102,275
    Sao Martinho SA........................................   9,800     106,405
    SLC Agricola SA........................................  15,400     128,595
    Sonae Sierra Brasil SA.................................   3,937      39,778
    Souza Cruz SA..........................................  10,600     127,682
   *Springs Global Participacoes SA........................  24,200      25,353
    Sul America SA.........................................  45,097     270,025
   *Tecnisa SA.............................................  24,255      97,494
    Tegma Gestao Logistica.................................   3,550      34,545
    Telefonica Brasil SA...................................   1,747      33,587
    Telefonica Brasil SA ADR...............................  12,260     263,222
    Tempo Participacoes SA.................................  15,600      22,429
    Tim Participacoes SA...................................  12,200      45,349
    Tim Participacoes SA ADR...............................   6,220     116,749
    Totvs SA...............................................  17,500     276,152
    TPI - Triunfo Participacoes e Investimentos SA.........   4,800      22,029
    Tractebel Energia SA...................................   4,500      71,800
    Transmissora Alianca de Energia Eletrica SA............  18,354     183,673
    Ultrapar Participacoes SA Sponsored ADR................  28,612     672,954
   *Usinas Siderurgicas de Minas Gerais SA.................  18,960      72,886
    Vale SA Sponsored ADR (91912E105)......................  78,960   1,083,331
    Vale SA Sponsored ADR (91912E204)...................... 104,605   1,287,688
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A........................  10,175     154,140
   *Vanguarda Agro SA......................................  50,212      79,235
   *Viver Incorporadora e Construtora SA...................  45,423       6,172
    WEG SA.................................................  22,128     271,587
                                                                    -----------
TOTAL BRAZIL...............................................          30,951,728
                                                                    -----------
CANADA -- (6.8%)
  #*5N Plus, Inc...........................................   7,800      16,707
    Aastra Technologies, Ltd...............................   1,700      42,637
    Absolute Software Corp.................................   6,980      47,707
   *Advantage Oil & Gas, Ltd...............................  47,364     171,084
    Aecon Group, Inc.......................................  17,400     200,919
   *AEterna Zentaris, Inc..................................     893       1,252
    AG Growth International, Inc...........................   2,000      72,417
    AGF Management, Ltd. Class B...........................  19,800     231,331
    Agnico Eagle Mines, Ltd................................  12,524     356,174
    Agrium, Inc............................................  11,437     970,324

                                     1341

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
CANADA -- (Continued)
    Aimia, Inc............................................ 38,180 $  577,291
   *Ainsworth Lumber Co., Ltd............................. 14,280     47,271
   *Air Canada Class A....................................  4,133      8,772
    Alacer Gold Corp...................................... 21,380     50,583
    Alamos Gold, Inc...................................... 16,300    240,112
    Alaris Royalty Corp...................................  1,025     33,930
   *Alexco Resource Corp..................................  8,500     10,676
    Algoma Central Corp...................................  3,600     49,596
    Algonquin Power & Utilities Corp...................... 38,923    264,514
    Alimentation Couche Tard, Inc. Class B................ 10,985    673,260
    Alliance Grain Traders, Inc...........................  4,411     67,984
    AltaGas, Ltd.......................................... 12,778    447,746
   *Alterra Power Corp.................................... 20,706      6,451
    Altus Group, Ltd......................................  4,600     41,875
    Amerigo Resources, Ltd................................ 42,500     18,413
    Amica Mature Lifestyles, Inc..........................  2,600     21,795
   *Angle Energy, Inc..................................... 13,695     40,268
   *Antrim Energy, Inc.................................... 36,800      3,404
    ARC Resources, Ltd.................................... 22,283    561,902
   *Argonaut Gold Inc..................................... 16,193    107,365
   *Arsenal Energy, Inc................................... 42,000     17,175
    Atco, Ltd. Class I....................................  7,200    326,317
   *Atna Resources, Ltd................................... 15,567      2,577
   *Atrium Innovations, Inc...............................  6,300     90,535
   *ATS Automation Tooling Systems, Inc................... 19,657    219,326
   *Aura Minerals, Inc....................................  9,224        763
    AuRico Gold, Inc. (05155C105).........................  4,588     21,242
    AuRico Gold, Inc. (2287317)........................... 62,337    287,681
    AutoCanada, Inc.......................................  2,911     81,030
   *B2Gold Corp........................................... 35,500    103,690
    Badger Daylighting, Ltd...............................    600     28,665
  #*Ballard Power Systems, Inc............................ 23,900     46,539
    Bank of Montreal...................................... 41,930  2,607,408
    Bank of Nova Scotia................................... 42,381  2,393,654
   *Bankers Petroleum, Ltd................................ 77,342    224,398
    Barrick Gold Corp. (067901108)........................ 32,204    546,502
    Barrick Gold Corp. (2024644).......................... 29,995    496,461
   *Bauer Performance Sports, Ltd.........................  2,900     31,764
    Baytex Energy Corp....................................  1,522     61,793
    BCE, Inc.............................................. 21,200    878,259
    Bell Aliant, Inc......................................  8,152    220,725
   *Bellatrix Exploration, Ltd............................ 27,800    182,699
   *Birchcliff Energy, Ltd................................ 22,000    164,502
    Bird Construction, Inc................................  2,700     32,833
    Black Diamond Group, Ltd..............................  4,394    105,155
  #*BlackBerry, Ltd. (09228F103).......................... 22,561    199,214
  #*BlackBerry, Ltd. (BCBHZ31)............................ 41,269    362,425
   *BlackPearl Resources, Inc............................. 53,132     82,768
   *BNK Petroleum, Inc.................................... 10,581      8,551
    Bombardier, Inc. Class A..............................  7,100     34,356
    Bombardier, Inc. Class B.............................. 54,332    262,376
    Bonavista Energy Corp................................. 41,671    522,561
    Bonterra Energy Corp..................................    800     38,306

                                     1342

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
CANADA -- (Continued)
   *Boralex, Inc. Class A.................................  5,600 $   58,339
   *Brigus Gold Corp...................................... 24,906     14,064
    Brookfield Asset Management, Inc. Class A.............  9,700    358,969
    Brookfield Office Properties, Inc..................... 11,000    186,243
   *Brookfield Residential Properties, Inc................  5,399    111,597
    CAE, Inc.............................................. 26,952    307,018
    Calfrac Well Services, Ltd............................  7,952    263,621
    Calian Technologies, Ltd..............................  1,800     31,983
   *Calvalley Petroleums, Inc. Class A....................  6,494      9,800
    Cameco Corp........................................... 44,846    910,805
    Canaccord Financial, Inc.............................. 25,763    161,286
   *Canacol Energy, Ltd...................................    374      1,369
    Canada Bread Co., Ltd.................................    900     52,619
   *Canada Lithium Corp................................... 85,900     41,817
    Canadian Energy Services & Technology Corp............  2,100     38,050
    Canadian Imperial Bank of Commerce.................... 18,470  1,401,389
    Canadian National Railway Co..........................  6,500    649,684
    Canadian Natural Resources, Ltd. (136385101).......... 35,602  1,104,374
    Canadian Natural Resources, Ltd. (2171573)............ 41,220  1,277,415
    Canadian Oil Sands, Ltd............................... 10,508    204,001
    Canadian Pacific Railway, Ltd.........................  9,072  1,114,060
    Canadian Tire Corp., Ltd. Class A..................... 10,643    875,915
    Canadian Utilities, Ltd. Class A...................... 20,814    775,129
    Canadian Western Bank................................. 16,747    471,544
   *Canadian Zinc Corp....................................    679        397
   *Canam Group, Inc. Class A.............................  7,966     76,627
    CanElson Drilling, Inc................................  3,800     22,457
    Canexus Corp..........................................  5,000     41,525
   *Canfor Corp........................................... 19,304    407,280
    Canfor Pulp Products, Inc.............................  8,120     72,259
    CanWel Building Materials Group, Ltd..................  2,800      7,115
    Canyon Services Group, Inc............................ 13,500    165,480
    Capital Power Corp.................................... 10,340    209,800
    Capstone Infrastructure Corp.......................... 14,438     56,369
   *Capstone Mining Corp.................................. 75,923    143,404
    Cascades, Inc......................................... 21,687    123,733
    Cash Store Financial Services, Inc. (The).............  2,500      6,085
   *Catamaran Corp........................................ 12,320    648,926
    Cathedral Energy Services, Ltd........................  6,216     28,868
    CCL Industries, Inc. Class B..........................  5,735    388,568
   *Celestica, Inc........................................ 43,600    461,852
    Cenovus Energy, Inc................................... 20,055    593,976
    Centerra Gold, Inc.................................... 25,582    113,327
   *Cequence Energy, Ltd.................................. 33,148     50,669
    Cervus Equipment Corp.................................    300      5,780
   *CGI Group, Inc. Class A............................... 27,460    949,109
   *China Gold International Resources Corp., Ltd......... 36,717     95,448
   *Chinook Energy, Inc...................................  5,456      5,365
    Churchill Corp. Class A...............................  4,006     34,830
    CI Financial Corp.....................................  4,800    145,014
    Cineplex, Inc.........................................  8,595    310,796
   *Claude Resources, Inc................................. 32,900      7,367
    CML HealthCare, Inc...................................  5,885     60,964

                                     1343

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
CANADA -- (Continued)
    Cogeco Cable, Inc.....................................   4,000 $192,386
    Cogeco, Inc...........................................     630   28,062
    Colabor Group, Inc....................................   4,766   20,417
   *COM DEV International, Ltd............................  22,160   82,418
    Computer Modelling Group, Ltd.........................   1,462   36,568
   *Connacher Oil and Gas, Ltd............................ 111,132   29,214
    Constellation Software, Inc...........................     500   72,953
    Contrans Group, Inc. Class A..........................   2,800   30,042
   *Copper Mountain Mining Corp...........................  24,100   36,839
    Corby Distilleries, Ltd. Class A......................   1,600   32,402
   *Corridor Resources, Inc...............................   9,600    7,851
    Corus Entertainment, Inc. Class B.....................  16,562  400,707
    Cott Corp. (22163N106)................................   1,202   10,061
    Cott Corp. (2228952)..................................  22,799  190,676
    Crescent Point Energy Corp............................  18,207  690,451
   *Crew Energy, Inc......................................  28,272  145,338
   *Crocotta Energy, Inc..................................   7,581   21,479
    Davis + Henderson Corp................................  13,498  327,364
   *DeeThree Exploration, Ltd.............................  11,400   88,350
   *Delphi Energy Corp....................................  23,300   38,565
  #*Denison Mines Corp....................................  78,945   99,921
   *Descartes Systems Group, Inc. (The)...................   9,700  112,290
    DHX Media, Ltd........................................   5,000   15,140
    Dollarama, Inc........................................   4,957  357,767
   *Dominion Diamond Corp.................................  18,900  267,371
    Dorel Industries, Inc. Class B........................   7,913  289,601
  #*DragonWave, Inc.......................................   9,100   28,174
   *Duluth Metals, Ltd....................................   2,700    3,654
  #*Dundee Precious Metals, Inc...........................  21,002  104,284
    E-L Financial Corp., Ltd..............................     184  116,444
  #*Eastern Platinum, Ltd................................. 156,800   12,213
    Eldorado Gold Corp. (284902103).......................  13,404  105,892
    Eldorado Gold Corp. (2307873).........................  39,568  312,430
   *Elgin Mining, Inc.....................................   6,000      964
    Emera, Inc............................................   3,544  112,762
    Empire Co., Ltd.......................................   7,212  566,863
    Enbridge Income Fund Holdings, Inc....................   6,778  162,009
    Enbridge, Inc.........................................  15,701  696,616
    Encana Corp...........................................  45,510  798,452
   *Endeavour Silver Corp. (29258Y103)....................   2,098    8,371
   *Endeavour Silver Corp. (2980003)......................   2,400    9,534
    Enerflex, Ltd.........................................   9,300  132,107
   *Energy Fuels, Inc.....................................  87,315   15,302
    Enerplus Corp. (292766102)............................  19,081  310,066
    Enerplus Corp. (B584T89)..............................  25,000  406,241
    Enghouse Systems, Ltd.................................   2,022   51,539
    Ensign Energy Services, Inc...........................  30,144  524,460
   *Epsilon Energy, Ltd...................................  14,800   48,272
    Equal Energy, Ltd.....................................   2,755   11,561
    Equitable Group, Inc..................................   3,000  117,126
   *Essential Energy Services Trust.......................  22,949   58,093
    Evertz Technologies, Ltd..............................   4,665   67,765
   *Excellon Resources, Inc...............................   5,700    9,379

                                     1344

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
CANADA -- (Continued)
    Exchange Income Corp..................................    857 $   21,778
    Exco Technologies, Ltd................................  3,100     19,286
   *EXFO, Inc.............................................  5,100     25,721
    Extendicare Inc.......................................  4,572     30,536
    Fairfax Financial Holdings, Ltd.......................  2,930  1,163,898
    Finning International, Inc............................  8,156    175,492
    Firm Capital Mortgage Investment Corp.................    500      5,939
    First Capital Realty, Inc.............................  9,200    152,990
   *First Majestic Silver Corp............................ 16,200    211,510
    First National Financial Corp.........................    800     14,020
    First Quantum Minerals, Ltd........................... 63,485  1,019,859
    FirstService Corp.....................................  2,200     81,844
    Fortis, Inc...........................................  9,300    292,374
   *Fortress Paper, Ltd. Class A..........................  1,649     11,014
   *Fortuna Silver Mines, Inc............................. 25,730     89,934
    Gamehost, Inc.........................................  1,100     14,148
   *Genesis Land Development Corp......................... 12,700     44,637
    Genivar, Inc..........................................  8,595    205,021
    Genworth MI Canada, Inc...............................  9,673    269,443
    George Weston, Ltd....................................  5,911    501,034
    Gibson Energy, Inc....................................  7,300    168,232
    Gildan Activewear, Inc................................ 16,914    754,881
    Glacier Media, Inc....................................  1,400      2,167
    Glentel, Inc..........................................    800     12,844
   *GLG Life Tech Corp....................................  2,421      1,179
    Gluskin Sheff + Associates, Inc.......................    900     19,497
   *GLV, Inc. Class A.....................................  6,118     23,528
    GMP Capital, Inc......................................  9,669     59,307
    Goldcorp, Inc. (380956409)............................ 23,610    666,510
    Goldcorp, Inc. (2676302).............................. 32,117    905,880
  #*Golden Star Resources, Ltd............................ 67,800     33,666
   *Gran Tierra Energy, Inc. (38500T101)..................    444      2,731
   *Gran Tierra Energy, Inc. (B2PPCS5).................... 63,253    391,059
    Granite REIT..........................................  5,901    197,353
   *Great Canadian Gaming Corp............................ 11,000    103,778
   *Great Panther Silver, Ltd............................. 14,400     12,618
    Great-West Lifeco, Inc................................ 14,700    425,786
   *Guyana Goldfields, Inc................................ 16,100     26,961
    Heroux-Devtek, Inc....................................  6,091     50,704
    HNZ Group, Inc........................................    700     14,926
    Home Capital Group, Inc...............................  4,100    249,928
    Horizon North Logistics, Inc.......................... 10,977     72,247
    HudBay Minerals, Inc. (443628102).....................  1,920     12,922
    HudBay Minerals, Inc. (B05BDX1)....................... 37,000    249,284
    Husky Energy, Inc..................................... 21,200    610,963
    IAMGOLD Corp. (450913108)............................. 35,221    182,445
    IAMGOLD Corp. (2446646)............................... 39,526    203,960
   #IBI Group, Inc........................................  1,981      4,185
    IGM Financial, Inc....................................  4,500    213,850
   *Imax Corp.............................................  5,500    138,424
   *Imperial Metals Corp..................................  4,800     47,668
    Imperial Oil, Ltd. (453038408)........................    900     38,646
    Imperial Oil, Ltd. (2454241)..........................  3,300    141,594

                                     1345

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
CANADA -- (Continued)
    Indigo Books & Music, Inc..............................   1,800 $   19,243
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  24,089    969,095
    Innergex Renewable Energy, Inc.........................  12,780    107,879
    Intact Financial Corp..................................  14,100    829,307
   *International Forest Products, Ltd. Class A............  13,604    149,802
    International Minerals Corp............................   4,500      8,368
    Intertape Polymer Group, Inc...........................  12,470    146,420
   *Ithaca Energy, Inc.....................................  51,846     91,870
   *Ivanhoe Energy, Inc....................................  22,467     20,124
  #*Jaguar Mining, Inc.....................................  19,700      5,466
    Jean Coutu Group PJC, Inc. (The) Class A...............  14,900    272,729
    Just Energy Group, Inc.................................  17,846    126,491
    K-Bro Linen, Inc.......................................   1,229     43,256
   *Katanga Mining, Ltd....................................  78,989     46,912
   *Kelt Exploration, Ltd..................................   5,900     46,242
    Keyera Corp............................................   2,500    139,860
    Killam Properties, Inc.................................   8,635     88,275
    Kinross Gold Corp. (496902404).........................   7,412     38,765
    Kinross Gold Corp. (B03Z841)........................... 142,027    738,413
  #*Kirkland Lake Gold, Inc................................   1,800      6,099
   *Lake Shore Gold Corp...................................  56,700     18,769
    Laurentian Bank of Canada..............................   7,681    336,899
   *Legacy Oil + Gas, Inc..................................  33,217    198,571
    Leisureworld Senior Care Corp..........................   5,009     61,058
    Leon's Furniture, Ltd..................................   4,744     57,735
    Lightstream Resources, Ltd.............................  42,898    350,000
    Linamar Corp...........................................  14,854    461,485
    Liquor Stores N.A., Ltd................................   6,618    111,728
    Loblaw Cos., Ltd.......................................  13,483    643,367
   *Long Run Exploration, Ltd..............................  19,934     78,216
  #*Lundin Mining Corp..................................... 119,436    470,953
    MacDonald Dettwiler & Associates, Ltd..................   5,145    384,760
    Magna International, Inc...............................  34,872  2,666,922
   *Mainstreet Equity Corp.................................   1,610     53,891
    Major Drilling Group International.....................  19,624    133,552
    Manitoba Telecom Services, Inc.........................   4,000    133,074
    Manulife Financial Corp................................ 114,112  2,009,820
    Maple Leaf Foods, Inc..................................  15,875    221,796
    Martinrea International, Inc...........................  14,801    172,926
   *MBAC Fertilizer Corp...................................   7,558     14,644
    Medical Facilities Corp................................     100      1,495
   *MEG Energy Corp........................................  19,453    594,139
   *MEGA Brands, Inc.......................................   4,100     59,478
    Melcor Developments, Ltd...............................     200      3,797
   *Mercator Minerals, Ltd.................................  15,420      1,651
    Methanex Corp..........................................  18,500    883,483
    Metro, Inc.............................................  12,975    930,648
   #Migao Corp.............................................  14,924     20,052
  #*Mood Media Corp........................................   8,100      8,517
    Morneau Shepell, Inc...................................   7,575    103,399
    Mullen Group, Ltd......................................  14,345    357,124
    National Bank of Canada................................  18,272  1,405,580
    Nevsun Resources, Ltd. (64156L101).....................  11,137     37,309

                                     1346

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
CANADA -- (Continued)
    Nevsun Resources, Ltd. (2631486)......................  36,966 $124,528
    New Flyer Industries, Inc.............................   1,322   14,969
   *New Gold, Inc.........................................  63,279  459,606
   *New Millennium Iron Corp..............................   7,500    4,527
    Newalta Corp..........................................   9,085  125,692
   #Niko Resources, Ltd...................................  11,538   81,219
    Norbord, Inc..........................................   3,790  119,741
    Nordion, Inc..........................................  13,200   96,259
   *North American Energy Partners, Inc...................   3,938   19,669
  #*North American Palladium, Ltd.........................  57,773   71,998
    North West Co., Inc. (The)............................   3,129   72,627
    Northland Power, Inc..................................  14,085  231,482
   *NuVista Energy, Ltd...................................  26,407  174,830
   *OceanaGold Corp.......................................  69,800  110,772
    Onex Corp.............................................  13,600  647,493
    Open Text Corp........................................   4,600  325,104
   *Orvana Minerals Corp..................................  32,351   16,064
  #*Osisko Mining Corp....................................  57,725  240,544
    Pacific Rubiales Energy Corp..........................  29,029  564,408
   *Paladin Labs, Inc.....................................     983   53,127
    Pan American Silver Corp. (697900108).................   4,962   63,315
    Pan American Silver Corp. (2669272)...................  29,646  376,100
   *Paramount Resources, Ltd. Class A.....................   3,700  125,687
   *Parex Resources, Inc..................................  18,622   94,098
    Parkland Fuel Corp....................................   6,185  103,334
    Pason Systems, Inc....................................   5,300  100,468
   *Patheon, Inc..........................................  13,643   75,713
    Pembina Pipeline Corp.................................  20,289  635,477
    Pengrowth Energy Corp................................. 122,732  707,403
    Penn West Petroleum, Ltd..............................  67,814  802,200
  #*Perpetual Energy, Inc.................................  13,463   15,205
   *Petaquilla Minerals, Ltd..............................  21,700    7,395
   *Petrobank Energy & Resources, Ltd.....................  19,410   10,772
    Petrominerales, Ltd...................................  16,874   91,837
    Peyto Exploration & Development Corp..................   4,163  119,730
    PHX Energy Services Corp..............................   2,917   31,638
  #*Poseidon Concepts Corp................................   2,591       10
    Potash Corp. of Saskatchewan, Inc.....................   6,500  188,589
    Precision Drilling Corp. (74022D308)..................   1,701   17,350
    Precision Drilling Corp. (B5YPLH9)....................  52,600  536,191
    Premium Brands Holdings Corp..........................   3,200   59,663
   *Primero Mining Corp. (74164W106)......................   1,100    5,302
   *Primero Mining Corp. (B4Z8FV2)........................  16,300   78,397
    Progressive Waste Solutions, Ltd......................  23,419  562,047
    Pulse Seismic, Inc....................................   9,325   31,958
   *Pure Technologies, Ltd................................     800    3,435
   #Quebecor, Inc. Class B................................   9,000  413,241
   *Questerre Energy Corp. Class A........................  32,700   34,703
   *Ram Power Corp........................................  20,360    4,757
    Reitmans Canada, Ltd..................................   2,400   21,848
    Reitmans Canada, Ltd. Class A.........................   9,700   95,480
    Richelieu Hardware, Ltd...............................   2,868  120,768
   *Richmont Mines, Inc...................................   2,400    3,809

                                     1347

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
CANADA -- (Continued)
    Ritchie Bros Auctioneers, Inc.........................  4,100 $   79,038
   *RMP Energy, Inc....................................... 24,200    105,320
    Rocky Mountain Dealerships, Inc.......................  1,878     23,880
    Rogers Communications, Inc. Class B...................  4,600    183,803
    Rogers Sugar, Inc..................................... 15,130     89,121
    RONA, Inc............................................. 28,818    321,260
    Royal Bank of Canada.................................. 55,774  3,484,042
    Russel Metals, Inc.................................... 13,475    335,727
   *San Gold Corp......................................... 24,300      3,076
   *Sandvine Corp......................................... 27,400     51,753
   *Santonia Energy, Inc.................................. 12,865     20,542
    Saputo, Inc...........................................  4,200    194,318
    Savanna Energy Services Corp.......................... 23,922    171,886
   *Scorpio Mining Corp................................... 21,755      7,731
    Sears Canada, Inc.....................................  2,356     30,095
    Secure Energy Services, Inc........................... 14,037    191,880
    SEMAFO, Inc........................................... 38,679     68,162
    Shaw Communications, Inc. Class B..................... 10,510    261,241
    ShawCor, Ltd.......................................... 10,511    472,284
    Sherritt International Corp........................... 75,703    289,663
    Shoppers Drug Mart Corp............................... 16,220    965,367
   *Sierra Wireless, Inc..................................  7,200     93,093
   *Silver Standard Resources, Inc. (82823L106)...........  4,091     31,378
   *Silver Standard Resources, Inc. (2218458)............. 12,753     97,842
    Silver Wheaton Corp...................................  7,500    172,476
    SNC-Lavalin Group, Inc................................  3,784    157,314
   *Sonde Resources Corp..................................  8,700      6,776
   *Southern Pacific Resource Corp........................ 85,097     28,998
   *SouthGobi Resources, Ltd.............................. 15,700     15,286
    Sprott Resource Corp.................................. 25,617     88,291
    Sprott, Inc...........................................  6,297     16,431
    Spyglass Resources Corp............................... 10,273     17,303
   *St Andrew Goldfields, Ltd.............................  8,500      2,483
    Stantec, Inc..........................................  8,271    382,507
    Stella-Jones, Inc.....................................    500     48,325
    Strad Energy Services, Ltd............................    100        385
    Student Transportation, Inc...........................  8,498     56,096
    Sun Life Financial, Inc............................... 54,557  1,766,689
    Suncor Energy, Inc. (B3NB1P2)......................... 99,388  3,141,013
    Suncor Energy, Inc. (867224107).......................  7,695    243,393
   *SunOpta, Inc. (8676EP108).............................  9,100     73,528
   *SunOpta, Inc. (2817510)...............................  4,800     38,555
    Superior Plus Corp.................................... 19,700    232,464
   *Surge Energy, Inc..................................... 17,894     92,684
    Talisman Energy, Inc. (87425E103)..................... 14,012    158,476
    Talisman Energy, Inc. (2068299)....................... 73,400    831,833
   *Taseko Mines, Ltd..................................... 52,390    108,136
    Teck Resources, Ltd. Class A..........................    200      5,121
    Teck Resources, Ltd. Class B.......................... 43,200  1,011,968
   #TELUS Corp............................................ 24,664    749,453
   *Tembec, Inc...........................................  8,992     20,836
   *Teranga Gold Corp. (B5TDK82)..........................  7,980      4,506
   *Teranga Gold Corp. (B4L8QT1).......................... 13,832      7,825

                                     1348

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
CANADA -- (Continued)
   *Tethys Petroleum, Ltd.................................   4,500 $      2,979
  #*Thompson Creek Metals Co., Inc. (884768102)...........  11,912       35,498
  #*Thompson Creek Metals Co., Inc. (2439806).............  29,340       87,983
    Thomson Reuters Corp..................................  24,281      827,412
    Tim Hortons, Inc......................................   5,075      293,847
   *Timmins Gold Corp.....................................  21,920       47,165
    TMX Group, Ltd........................................     275       12,102
  #*TORC Oil & Gas, Ltd...................................   7,049       10,432
    Toromont Industries, Ltd..............................   9,571      217,307
    Toronto-Dominion Bank (The)...........................  55,000    4,635,186
    Torstar Corp. Class B.................................  12,400       68,211
    Total Energy Services, Inc............................   5,602       83,067
   *Tourmaline Oil Corp...................................   8,926      344,056
    TransAlta Corp. (89346D107)...........................   8,593      118,497
    TransAlta Corp. (2901628).............................  39,370      542,387
    TransCanada Corp......................................  42,811    1,956,110
    Transcontinental, Inc. Class A........................  17,832      216,672
    TransForce, Inc.......................................  11,700      241,837
   *TransGlobe Energy Corp. (893662106)...................   1,119        7,453
   *TransGlobe Energy Corp. (2470548).....................  16,078      107,228
    Trican Well Service, Ltd..............................  34,889      513,603
    Trilogy Energy Corp...................................   2,800       79,221
    Trinidad Drilling, Ltd................................  32,609      297,802
   *Turquoise Hill Resources, Ltd. (900435108)............  26,325      106,090
   *Turquoise Hill Resources, Ltd. (B7WJ1F5)..............  25,721      102,924
    Twin Butte Energy, Ltd................................  50,674       81,899
    Uni-Select, Inc.......................................   2,996       60,118
   *Uranium One, Inc......................................  99,395      257,415
   *US Silver & Gold, Inc.................................  17,200       11,220
   *Valeant Pharmaceuticals International, Inc............  16,415    1,523,074
    Valener, Inc..........................................   2,085       32,520
    Veresen, Inc..........................................  17,520      205,546
   *Veris Gold Corp.......................................   2,050        1,457
    Vermilion Energy, Inc.................................   2,600      139,455
    Vicwest, Inc..........................................     200        2,288
    Wajax Corp............................................   1,947       64,887
   *Wesdome Gold Mines, Ltd...............................   7,360        2,830
    West Fraser Timber Co., Ltd...........................   6,477      590,378
   *Western Forest Products, Inc..........................   6,100        8,790
  #*Westport Innovations, Inc.............................   7,700      253,393
    Whistler Blackcomb Holdings, Inc......................     800       10,904
    Whitecap Resources, Inc...............................  31,461      338,160
    Wi-Lan, Inc...........................................  26,423       95,186
    Winpak, Ltd...........................................   6,400      119,015
    Yamana Gold, Inc. (98462Y100).........................   8,700       91,350
    Yamana Gold, Inc. (2219279)...........................  80,800      844,109
    Zargon Oil & Gas, Ltd.................................   5,025       30,822
    ZCL Composites, Inc...................................     500        2,410
                                                                   ------------
TOTAL CANADA..............................................          109,273,479
                                                                   ------------
CHILE -- (0.3%)
    AES Gener SA.......................................... 175,156      114,191
    Aguas Andinas SA Class A.............................. 284,336      199,204

                                     1349

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHILE -- (Continued)
    Banco de Chile ADR....................................     2,017 $  173,501
    Banco de Credito e Inversiones........................     4,776    260,702
    Banco Santander Chile................................. 1,227,899     68,701
    Banco Santander Chile ADR.............................       842     18,986
    Banmedica SA..........................................    34,214     66,584
    Besalco SA............................................    42,000     51,085
    CAP SA................................................     4,639     83,048
    Cencosud SA...........................................    81,417    369,969
    CFR Pharmaceuticals SA................................    94,863     20,677
    Cia Cervecerias Unidas SA ADR.........................     8,000    217,520
    Cia General de Electricidad SA........................    23,772    143,428
   *Cia Sud Americana de Vapores SA.......................   120,818      6,466
    Colbun SA.............................................   415,803    107,218
    Corpbanca SA.......................................... 7,730,415     76,725
    Corpbanca SA ADR......................................     9,675    144,351
    Cristalerias de Chile SA..............................     2,000     17,009
    E.CL SA...............................................    36,601     56,627
    Embotelladora Andina SA Class B ADR...................       315     10,203
    Empresa Nacional de Electricidad SA Sponsored ADR.....     5,400    214,488
    Empresas CMPC SA......................................   119,649    349,272
    Empresas COPEC SA.....................................    31,554    409,585
    Empresas Hites SA.....................................    30,027     23,257
    Empresas Iansa SA..................................... 1,057,874     47,145
   *Empresas La Polar SA..................................    88,819     21,088
    Enersis SA Sponsored ADR..............................    30,016    456,243
    ENTEL Chile SA........................................    18,601    307,332
    Forus SA..............................................     7,930     46,143
    Grupo Security SA.....................................   142,214     50,921
    Inversiones Aguas Metropolitanas SA...................   113,565    214,599
    Latam Airlines Group SA...............................     9,810    130,293
    Latam Airlines Group SA Sponsored ADR.................     2,900     39,005
    Masisa SA.............................................   586,512     47,368
    Molibdenos y Metales SA...............................     1,797     28,676
   *Multiexport Foods SA..................................    68,000     15,218
    Parque Arauco SA......................................    77,588    165,776
    PAZ Corp. SA..........................................    30,769     14,072
    Ripley Corp. SA.......................................   151,192    114,604
    SACI Falabella........................................     8,570     87,560
    Salfacorp SA..........................................    22,708     22,361
    Sigdo Koppers SA......................................    67,237    116,456
    Sociedad Matriz SAAM SA...............................   134,938     11,896
    Sociedad Quimica y Minera de Chile SA Sponsored ADR...       800     23,168
    Socovesa SA...........................................   110,770     32,335
    Sonda SA..............................................    79,082    206,073
    Vina Concha y Toro SA.................................   106,813    193,317
    Vina Concha y Toro SA Sponsored ADR...................       800     29,104
                                                                     ----------
TOTAL CHILE...............................................            5,623,550
                                                                     ----------
CHINA -- (4.3%)
   #361 Degrees International, Ltd........................   173,000     39,242
    Agile Property Holdings, Ltd..........................   340,000    356,914
    Agricultural Bank of China, Ltd. Class H.............. 1,543,000    623,855
    Air China, Ltd. Class H...............................   198,000    133,925

                                     1350

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Ajisen China Holdings, Ltd............................    69,000 $   60,421
  #*Aluminum Corp. of China, Ltd. ADR.....................    15,900    122,271
  #*Aluminum Corp. of China, Ltd. Class H.................   492,000    151,323
    AMVIG Holdings, Ltd...................................   130,000     57,376
  #*Angang Steel Co., Ltd. Class H........................   272,000    149,189
    Anhui Conch Cement Co., Ltd. Class H..................    61,500    181,342
    Anhui Expressway Co. Class H..........................   110,000     49,462
    Anhui Tianda Oil Pipe Co., Ltd........................    29,000      4,520
   #Anta Sports Products, Ltd.............................   176,000    197,971
   #Anton Oilfield Services Group.........................   338,000    210,646
    Anxin-China Holdings, Ltd.............................   424,000    128,346
    Asia Cement China Holdings Corp.......................   143,500     62,490
   *Asia Energy Logistics Group, Ltd......................   550,000      4,038
    Asian Citrus Holdings, Ltd............................   236,000     77,596
   *AVIC International Holdings, Ltd......................    16,000      6,258
    AviChina Industry & Technology Co., Ltd. Class H......   456,000    243,316
    Bank of China, Ltd. Class H........................... 5,459,800  2,279,019
    Bank of Communications Co., Ltd. Class H..............   534,695    347,765
    Baofeng Modern International Holdings Co., Ltd........    30,000      2,707
    Baoye Group Co., Ltd. Class H.........................    53,040     39,048
   *BaWang International Group Holding, Ltd...............   284,000     13,903
    BBMG Corp. Class H....................................   228,500    144,213
    Beijing Capital International Airport Co., Ltd.
      Class H.............................................   434,000    268,954
    Beijing Capital Land, Ltd. Class H....................   358,000    129,246
    Beijing Enterprises Holdings, Ltd.....................   117,500    782,186
    Beijing Enterprises Water Group, Ltd..................   579,000    234,154
    Beijing Jingkelong Co., Ltd. Class H..................    38,000     12,344
    Beijing North Star Co., Ltd. Class H..................   172,000     38,129
   *Beijing Properties Holdings, Ltd......................   486,000     35,675
    Belle International Holdings, Ltd.....................   189,000    272,530
    Biostime International Holdings, Ltd..................     7,500     36,234
    Boer Power Holdings, Ltd..............................    43,000     28,630
    Bosideng International Holdings, Ltd..................   398,000     82,062
   *Brilliance China Automotive Holdings, Ltd.............   260,000    309,778
  #*Byd Co., Ltd. Class H.................................   102,000    398,167
   *BYD Electronic International Co., Ltd.................   157,500     82,346
    C C Land Holdings, Ltd................................   414,883    106,815
    Cecep Costin New Materials Grp, Ltd...................    28,000     11,621
    Central China Real Estate, Ltd........................   203,696     60,955
   *CGN Mining Co., Ltd...................................    80,000      6,799
    Changshouhua Food Co., Ltd............................    34,000     28,353
  #*Chaoda Modern Agriculture Holdings, Ltd...............   547,200     46,512
   #Chaowei Power Holdings, Ltd...........................   103,000     49,075
   *Chigo Holding, Ltd....................................   822,000     20,859
    Chiho-Tiande Group, Ltd...............................    34,000     13,062
    China Aerospace International Holdings, Ltd...........   590,000     66,827
    China Agri-Industries Holdings, Ltd...................   620,700    287,919
   #China All Access Holdings, Ltd........................   170,000     55,393
    China Aoyuan Property Group, Ltd......................   301,000     60,857
    China Automation Group, Ltd...........................   242,000     47,700
    China BlueChemical, Ltd...............................   376,000    173,436
    China CITIC Bank Corp., Ltd. Class H.................. 1,055,000    487,934
    China Coal Energy Co., Ltd. Class H...................   566,000    301,831

                                     1351

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    China Communications Construction Co., Ltd. Class H...   655,000 $  500,191
    China Communications Services Corp., Ltd. Class H.....   528,000    345,098
    China Construction Bank Corp. Class H................. 4,842,200  3,610,345
  #*China COSCO Holdings Co., Ltd. Class H................   489,000    201,549
   #China Datang Corp. Renewable Power Co., Ltd. Class H..   369,000     84,569
    China Dongxiang Group Co..............................   613,000    109,749
   *China Eastern Airlines Corp., Ltd. ADR................     1,626     25,105
   *China Eastern Airlines Corp., Ltd. Class H............   106,000     32,496
   *China Energine International Holding, Ltd.............   316,000     15,660
    China Everbright International, Ltd...................   281,000    255,845
    China Everbright, Ltd.................................   224,000    317,248
    China Fiber Optic Network System Group, Ltd...........    56,000      7,865
   #China Foods, Ltd......................................   246,000     96,372
    China Gas Holdings, Ltd...............................   248,000    279,542
   *China Glass Holdings, Ltd.............................   134,000     14,146
   *China Green Holdings, Ltd.............................    84,000      8,661
    China Haidian Holdings, Ltd...........................   450,000     40,585
   #China High Precision Automation Group, Ltd............   127,000     19,978
   *China High Speed Transmission Equipment Group Co.,
     Ltd..................................................   208,000     93,716
    China Hongqiao Group, Ltd.............................   438,000    231,346
  #*China Huiyuan Juice Group, Ltd........................   179,500     74,019
    China International Marine Containers Group Co.,
      Ltd. Class H........................................     7,600     12,334
   *China ITS Holdings Co., Ltd...........................   291,000     70,409
    China Lesso Group Holdings, Ltd.......................   112,000     57,263
    China Life Insurance Co., Ltd. ADR....................     8,269    297,932
    China Lilang, Ltd.....................................    87,000     47,411
    China Longyuan Power Group Corp. Class H..............   162,000    170,800
   #China Lumena New Materials Corp.......................   752,000    139,453
    China Medical System Holdings, Ltd....................    60,000     54,114
    China Mengniu Dairy Co., Ltd..........................    88,000    353,223
    China Merchants Bank Co., Ltd. Class H................   284,701    477,362
   #China Merchants Holdings International Co., Ltd.......   243,653    760,817
   *China Metal Recycling Holdings, Ltd...................    89,400    108,701
   #China Minsheng Banking Corp., Ltd. Class H............   560,500    566,703
   *China Mobile Games & Entertainment Group, Ltd. ADR....       339      4,675
    China Mobile, Ltd.....................................     8,000     85,000
    China Mobile, Ltd. Sponsored ADR......................    45,500  2,407,860
   *China Modern Dairy Holdings, Ltd......................   270,000     81,437
   #China Molybdenum Co., Ltd. Class H....................   247,000     93,902
   #China National Building Material Co., Ltd. Class H....   540,000    486,653
    China National Materials Co., Ltd.....................   224,000     46,150
  #*China New Town Development Co., Ltd...................   241,383     18,959
    China Nickel Resources Holdings Co., Ltd..............    54,000      2,538
    China Oil & Gas Group, Ltd............................   640,000    115,402
    China Oilfield Services, Ltd. Class H.................   126,000    285,255
    China Overseas Grand Oceans Group, Ltd................    56,250     66,692
    China Overseas Land & Investment, Ltd.................   284,827    818,040
    China Pacific Insurance Group Co., Ltd. Class H.......   111,200    371,721
    China Petroleum & Chemical Corp. ADR..................    14,671  1,089,871
    China Petroleum & Chemical Corp. Class H..............   407,400    302,588
   #China Power International Development, Ltd............   271,000    114,558
   *China Power New Energy Development Co., Ltd...........   960,000     51,312
  #*China Precious Metal Resources Holdings Co., Ltd......   644,000    104,590

                                     1352

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
CHINA -- (Continued)
   *China Properties Group, Ltd............................ 173,000 $   43,668
    China Qinfa Group, Ltd................................. 116,000      8,210
   #China Railway Construction Corp., Ltd. Class H......... 301,000    305,560
    China Railway Group, Ltd. Class H...................... 112,000     60,024
    China Rare Earth Holdings, Ltd......................... 260,000     38,174
    China Resources Cement Holdings, Ltd................... 368,000    198,052
    China Resources Enterprise, Ltd........................ 224,000    690,043
    China Resources Gas Group, Ltd.........................  46,000    114,898
    China Resources Land, Ltd.............................. 232,000    636,585
    China Resources Power Holdings Co., Ltd................ 122,000    284,212
  #*China Rongsheng Heavy Industries Group Holdings, Ltd... 752,000     79,396
   *China Ruifeng Renewable Energy Holdings, Ltd...........  56,000     15,671
    China Sanjiang Fine Chemicals Co., Ltd................. 109,000     53,082
   *China SCE Property Holdings, Ltd....................... 303,000     70,367
    China Shanshui Cement Group, Ltd....................... 465,000    184,419
    China Shenhua Energy Co., Ltd. Class H................. 146,616    423,191
   #China Shineway Pharmaceutical Group, Ltd...............  58,000     94,904
   *China Shipping Container Lines Co., Ltd. Class H....... 943,000    228,231
  #*China Shipping Development Co., Ltd. Class H........... 453,752    196,829
   #China Singyes Solar Technologies Holdings, Ltd.........  60,000     60,291
    China South City Holdings, Ltd......................... 348,000     85,195
    China Southern Airlines Co., Ltd. Class H.............. 272,000     99,803
    China Southern Airlines Co., Ltd. Sponsored ADR........   3,231     59,838
    China Starch Holdings, Ltd............................. 120,000      3,046
    China State Construction International Holdings, Ltd... 137,600    219,789
    China Suntien Green Energy Corp., Ltd. Class H......... 193,000     69,883
    China Taifeng Beddings Holdings, Ltd...................  44,000      8,785
   *China Taiping Insurance Holdings Co., Ltd.............. 179,400    247,751
    China Telecom Corp., Ltd. ADR..........................   3,368    167,019
    China Tianyi Holdings, Ltd............................. 136,000     26,625
   *China Tontine Wines Group, Ltd......................... 266,000     11,486
    China Travel International Inv HK...................... 714,108    130,677
    China Unicom Hong Kong, Ltd. ADR.......................  69,402  1,015,351
   *China Vanadium Titano - Magnetite Mining Co., Ltd...... 296,000     39,296
    China Water Affairs Group, Ltd......................... 310,000    105,871
    China WindPower Group, Ltd............................. 730,000     28,209
    China Wireless Technologies, Ltd....................... 248,000     79,804
    China XLX Fertiliser, Ltd..............................  83,000     23,125
   *China Yurun Food Group, Ltd............................ 345,000    241,245
   *China ZhengTong Auto Services Holdings, Ltd............ 199,000     97,656
  #*China Zhongwang Holdings, Ltd.......................... 339,600     97,153
   *Chinasoft International, Ltd........................... 170,000     46,039
   *Chinese People Holdings Co., Ltd....................... 318,000      7,293
   *Chongqing Iron & Steel Co., Ltd. Class H............... 196,000     26,500
    Chongqing Machinery & Electric Co., Ltd. Class H....... 327,925     37,583
    Chongqing Rural Commercial Bank Class H................ 541,000    222,218
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd..................................................  67,000     17,092
    CIMC Enric Holdings, Ltd...............................  70,000     88,640
   *Citic 21CN Co., Ltd....................................  30,000      1,607
    CITIC Dameng Holdings, Ltd.............................  56,000      4,835
   #CITIC Pacific, Ltd..................................... 341,000    371,234
   *CITIC Resources Holdings, Ltd.......................... 922,000    125,904
   #CITIC Securities Co., Ltd. Class H.....................  93,000    175,488

                                     1353

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                           --------- --------
CHINA -- (Continued)
    Clear Media, Ltd......................................    23,000 $ 17,038
    CNOOC, Ltd. ADR.......................................     4,300  773,312
   *Coastal Greenland, Ltd................................    82,000    4,746
  #*Comba Telecom Systems Holdings, Ltd...................   236,267   84,564
   *Comtec Solar Systems Group, Ltd.......................     6,000    1,699
    COSCO Pacific, Ltd....................................   394,914  553,246
    Country Garden Holdings Co., Ltd......................   941,050  531,849
   #CP Pokphand Co., Ltd..................................   568,000   53,446
   #CPMC Holdings, Ltd....................................   118,000   76,800
   #CSPC Pharmaceutical Group, Ltd........................   392,000  206,032
    CSR Corp., Ltd........................................    66,000   43,865
   *DaChan Food Asia, Ltd.................................   128,000   16,670
    Dah Chong Hong Holdings, Ltd..........................   144,000  108,916
    Dalian Port PDA Co., Ltd. Class H.....................   254,000   50,756
   #Daphne International Holdings, Ltd....................   152,000  108,691
   #Datang International Power Generation Co., Ltd. Class
     H....................................................   316,000  141,647
    Dawnrays Pharmaceutical Holdings, Ltd.................    56,000   19,123
   #DBA Telecommunication Asia Holdings, Ltd..............    72,000   18,846
    Digital China Holdings, Ltd...........................   192,000  210,770
   #Dongfang Electric Corp., Ltd. Class H.................    63,800   88,735
    Dongfeng Motor Group Co., Ltd. Class H................   270,000  361,141
   #Dongyue Group.........................................   325,000  125,572
  #*Dynasty Fine Wines Group, Ltd.........................   114,000   21,167
    ENN Energy Holdings, Ltd..............................    66,000  365,290
    EVA Precision Industrial Holdings, Ltd................   284,000   41,709
  #*Evergrande Real Estate Group, Ltd..................... 1,549,000  616,404
    Evergreen International Holdings, Ltd.................    96,000   21,029
    Fantasia Holdings Group Co., Ltd......................   396,000   65,717
   #First Tractor Co., Ltd. Class H.......................   130,000   77,016
    Fosun International, Ltd..............................   344,500  260,974
    Franshion Properties China, Ltd.......................   814,000  259,165
   *Fufeng Group, Ltd.....................................   201,600   81,291
  #*GCL-Poly Energy Holdings, Ltd......................... 1,791,000  454,119
   #Geely Automobile Holdings, Ltd........................   710,000  296,340
   *Global Bio-Chem Technology Group Co., Ltd.............   500,000   42,503
  #*Glorious Property Holdings, Ltd.......................   667,000   96,293
   #Golden Eagle Retail Group, Ltd........................    41,000   60,228
    Golden Meditech Holdings, Ltd.........................   436,000   53,368
    Goldlion Holdings, Ltd................................    79,000   39,712
   *GOME Electrical Appliances Holding, Ltd............... 2,410,060  242,116
   #Goodbaby International Holdings, Ltd..................   141,000   53,945
    Great Wall Motor Co., Ltd. Class H....................   135,000  630,939
   *Great Wall Technology Co., Ltd. Class H...............    86,000   16,742
    Greatview Aseptic Packaging Co., Ltd..................    30,000   18,071
    Greentown China Holdings, Ltd.........................   155,000  308,963
    Guangdong Investment, Ltd.............................   316,000  255,425
   #Guangshen Railway Co., Ltd. Class H...................    98,000   43,431
    Guangshen Railway Co., Ltd. Sponsored ADR.............     6,099  134,544
    Guangzhou Automobile Group Co., Ltd. Class H..........   548,259  531,912
   *Guangzhou Pharmaceutical Co., Ltd. Class H............    50,000  191,312
    Guangzhou R&F Properties Co., Ltd.....................   207,200  320,916
    Guangzhou Shipyard International Co., Ltd. Class H....    57,200   47,454
    Haier Electronics Group Co., Ltd......................   127,000  229,186

                                     1354

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Hainan Meilan International Airport Co., Ltd. Class
      H..................................................    27,000 $   25,257
    Haitian International Holdings, Ltd..................    50,000     84,408
   *Hanergy Solar Group, Ltd............................. 1,966,000    162,077
   *Hanfeng Evergreen, Inc...............................     6,300     10,059
    Harbin Electric Co., Ltd. Class H....................   216,236    133,112
   *Heng Tai Consumables Group, Ltd......................   644,962     12,718
    Hengan International Group Co., Ltd..................    25,000    275,104
   #Hengdeli Holdings, Ltd...............................   477,400    122,997
   *Hi Sun Technology China, Ltd.........................   279,000     52,065
   *Hidili Industry International Development, Ltd.......   268,000     43,481
   #Hilong Holding, Ltd..................................    44,000     25,742
   *Hisense Kelon Electrical Holdings Co., Ltd. Class H..    65,000     41,117
    HKC Holdings, Ltd....................................   799,477     25,243
   #Honghua Group, Ltd...................................   185,000     52,869
   #Hopewell Highway Infrastructure, Ltd.................   180,300     85,750
   *Hopson Development Holdings, Ltd.....................   154,000    179,349
    Hua Han Bio-Pharmaceutical Holdings, Ltd.............   524,928    139,302
    Huabao International Holdings, Ltd...................   365,000    156,162
    Huadian Power International Co. Class H..............   164,000     75,613
    Huaneng Power International, Inc. Sponsored ADR......     3,000    125,100
    Huaneng Renewables Corp., Ltd. Class H...............   306,000    108,752
  #*Hunan Nonferrous Metal Corp., Ltd. Class H...........   300,000     93,972
   *Huscoke Resources Holdings, Ltd......................   568,000      7,040
    Hutchison Harbour Ring, Ltd..........................   440,000     35,728
    Industrial & Commercial Bank of China, Ltd. Class H.. 4,661,460  3,061,691
    Inspur International, Ltd............................   465,000     18,568
   *Interchina Holdings Co...............................   974,000     75,307
    Intime Retail Group Co., Ltd.........................   119,500    123,310
   *JES International Holdings, Ltd......................    80,000      9,192
    Jiangsu Expressway Co., Ltd. Class H.................   108,000    111,653
    Jiangxi Copper Co., Ltd. Class H.....................   185,000    310,833
   *Jinchuan Group International Resources Co., Ltd......    47,000      8,295
    Jingwei Textile Machinery Class H....................    28,000     16,821
   #Ju Teng International Holdings, Ltd..................   182,000     88,110
   *Kai Yuan Holdings, Ltd............................... 1,980,000     48,238
   *Kaisa Group Holdings, Ltd............................   384,000     86,564
   *Kasen International Holdings, Ltd....................    30,000      6,185
    Kingboard Chemical Holdings, Ltd.....................   180,000    394,757
    Kingboard Laminates Holdings, Ltd....................   217,000     86,666
   *Kingdee International Software Group Co., Ltd........   371,600     78,000
    Kingsoft Corp., Ltd..................................   210,000    361,356
   *Kingway Brewery Holdings, Ltd........................   208,000     73,214
    Kunlun Energy Co., Ltd...............................   106,000    155,685
    KWG Property Holding, Ltd............................   266,900    152,974
    Lai Fung Holdings, Ltd............................... 1,378,000     34,094
    Le Saunda Holdings, Ltd..............................   126,000     43,347
    Lee & Man Chemical Co., Ltd..........................    48,300     20,229
    Lee & Man Paper Manufacturing, Ltd...................   328,600    213,718
   #Lenovo Group, Ltd....................................   424,000    386,085
  #*Li Ning Co., Ltd.....................................   318,749    197,482
    Lianhua Supermarket Holdings Co., Ltd. Class H.......    50,400     23,649
    Lijun International Pharmaceutical Holding, Ltd......   294,000     98,513
    Lingbao Gold Co., Ltd. Class H.......................   100,000     21,011

                                     1355

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Longfor Properties Co., Ltd..........................   129,500 $  198,272
   *Lonking Holdings, Ltd................................   416,000     84,081
   *Loudong General Nice Resources China Holdings, Ltd...   507,600     33,379
   *Maanshan Iron & Steel Class H........................   538,000    128,143
    Maoye International Holdings, Ltd....................   311,000     51,670
  #*Metallurgical Corp. of China, Ltd. Class H...........   783,000    138,155
   #Microport Scientific Corp............................    56,000     44,952
   #MIE Holdings Corp....................................   304,000     66,550
    MIN XIN Holdings, Ltd................................    34,000     16,138
   *Mingfa Group International Co., Ltd..................   228,000     63,120
    Minmetals Land, Ltd..................................   268,000     38,668
    Minth Group, Ltd.....................................   144,000    256,029
  #*MMG, Ltd.............................................   372,000     89,570
   *Nan Hai Corp., Ltd................................... 5,150,000     21,248
    Nature Flooring Holding Co., Ltd.....................    29,000      5,003
    New China Life Insurance Co., Ltd. Class H...........       500      1,350
    New World China Land, Ltd............................   637,800    261,216
    New World Department Store China, Ltd................    97,000     49,514
   #Nine Dragons Paper Holdings, Ltd.....................   343,000    216,354
   *North Mining Shares Co., Ltd......................... 1,120,000     46,925
    NVC Lighting Holdings, Ltd...........................   239,000     63,440
    O-Net Communications Group, Ltd......................    22,000      4,253
    Overseas Chinese Town Asia Holdings, Ltd.............    28,000     14,113
    Pacific Online, Ltd..................................    18,000      7,888
    Parkson Retail Group, Ltd............................   221,500     87,656
   *PAX Global Technology, Ltd...........................    44,000     10,555
    Peak Sport Products Co., Ltd.........................   152,000     27,608
    PetroChina Co., Ltd. ADR.............................     9,000  1,049,220
    PetroChina Co., Ltd. Class H.........................   168,000    196,028
    Phoenix Satellite Television Holdings, Ltd...........   144,000     53,773
    PICC Property & Casualty Co., Ltd. Class H...........   193,140    215,224
    Ping An Insurance Group Co. of China, Ltd. Class H...    31,000    200,517
    Poly Property Group Co., Ltd.........................   482,000    261,485
    Ports Design, Ltd....................................    89,500     58,344
   *Pou Sheng International Holdings, Ltd................   463,000     17,300
    Powerlong Real Estate Holdings, Ltd..................   259,000     51,420
   *Prosperity International Holdings HK, Ltd............   320,000     12,374
    Qunxing Paper Holdings Co., Ltd......................   147,174     38,330
   *Real Gold Mining, Ltd................................    19,000      3,430
    Real Nutriceutical Group, Ltd........................   205,000     55,189
    Regent Manner International Holdings, Ltd............   223,000     37,665
  #*Renhe Commercial Holdings Co., Ltd................... 2,632,000    156,086
    REXLot Holdings, Ltd................................. 2,050,000    132,079
   *Richly Field China Development, Ltd..................   200,000         --
    Road King Infrastructure, Ltd........................    71,000     69,438
    Samson Holding, Ltd..................................   191,000     30,753
    Sany Heavy Equipment International Holdings Co.,
      Ltd................................................   240,000     70,493
    Sateri Holdings, Ltd.................................   194,000     30,735
   *Semiconductor Manufacturing International Corp....... 6,293,000    463,516
    Shandong Chenming Paper Holdings, Ltd. Class H.......    60,500     23,171
    Shandong Molong Petroleum Machinery Co., Ltd. Class
      H..................................................    85,600     25,039
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H............................................    72,000     67,902
    Shanghai Electric Group Co., Ltd. Class H............   590,000    199,093

                                     1356

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
CHINA -- (Continued)
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H..     6,000 $ 10,480
    Shanghai Industrial Holdings, Ltd......................   123,000  381,773
  #*Shanghai Industrial Urban Development Group, Ltd.......   512,000  104,879
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.........................................   298,000   48,026
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H.....   158,200  327,841
    Shanghai Prime Machinery Co., Ltd. Class H.............    82,000    9,087
   *Shanghai Zendai Property, Ltd.......................... 1,505,000   27,342
    Shengli Oil & Gas Pipe Holdings, Ltd...................   262,500   13,354
   #Shenguan Holdings Group, Ltd...........................   100,000   42,543
    Shenzhen Expressway Co., Ltd. Class H..................   100,000   33,390
    Shenzhen International Holdings, Ltd................... 2,187,500  278,995
    Shenzhen Investment, Ltd...............................   606,391  223,307
    Shenzhou International Group Holdings, Ltd.............    78,000  220,194
    Shimao Property Holdings, Ltd..........................   332,500  698,684
  #*Shougang Concord International Enterprises Co., Ltd....   924,000   42,850
   #Shougang Fushan Resources Group, Ltd...................   742,000  242,866
    Shui On Land, Ltd...................................... 1,078,156  322,542
    Sichuan Expressway Co., Ltd. Class H...................   204,000   49,680
    Sihuan Pharmaceutical Holdings Group, Ltd..............   358,000  258,242
    Sino Biopharmaceutical.................................   583,999  424,356
  #*Sino Oil And Gas Holdings, Ltd......................... 3,690,000  103,627
    Sino-Ocean Land Holdings, Ltd..........................   779,832  399,524
    Sinofert Holdings, Ltd.................................   628,000   97,858
    SinoMedia Holding, Ltd.................................   111,276   98,267
    Sinopec Kantons Holdings, Ltd..........................   108,000   98,370
   *Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR.     3,300  102,003
  #*Sinopec Yizheng Chemical Fibre Co., Ltd. Class H.......   344,000   95,707
    Sinopharm Group Co., Ltd. Class H......................    67,600  185,456
  #*Sinopoly Battery, Ltd..................................   100,000    3,539
    Sinotrans Shipping, Ltd................................   314,500   74,953
    Sinotrans, Ltd. Class H................................   441,000   82,914
   #Sinotruk Hong Kong, Ltd................................   145,500   71,988
   #SITC International Holdings Co., Ltd...................   197,000   63,444
    Skyworth Digital Holdings, Ltd.........................   463,824  236,483
   #SOHO China, Ltd........................................   465,500  379,301
    Sparkle Roll Group, Ltd................................   312,000   18,874
   *SPG Land Holdings, Ltd.................................    14,350   13,306
    Springland International Holdings, Ltd.................    82,000   42,273
   *SRE Group, Ltd......................................... 1,064,285   34,957
   #Sunac China Holdings, Ltd..............................   310,000  224,472
    TCC International Holdings, Ltd........................   482,000  117,313
    TCL Communication Technology Holdings, Ltd.............   135,000   53,712
    TCL Multimedia Technology Holdings, Ltd................   208,000  117,632
   *Tech Pro Technology Development, Ltd...................    62,000   26,693
    Tencent Holdings, Ltd..................................    17,500  792,190
   #Texhong Textile Group, Ltd.............................    92,000  152,000
    Tian An China Investment...............................    67,000   50,061
    Tian Shan Development Holdings, Ltd....................    24,000    7,180
   #Tiangong International Co., Ltd........................   270,000   72,342
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H.........................................    96,000   37,598
   *Tianjin Development Hldgs, Ltd.........................   110,000   61,656
    Tianjin Port Development Holdings, Ltd.................   590,000   77,530
    Tianneng Power International, Ltd......................   112,000   55,282

                                     1357

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
    Tingyi Cayman Islands Holding Corp...................    50,000 $   123,512
    Tomson Group, Ltd....................................    98,360      26,620
    Tong Ren Tang Technologies Co., Ltd. Class H.........    17,000      59,366
    Towngas China Co., Ltd...............................   134,000     129,521
    TPV Technology, Ltd..................................   162,000      31,968
    Travelsky Technology, Ltd. Class H...................   218,471     170,599
   #Truly International Holdings.........................   308,000     138,631
    Tsingtao Brewery Co., Ltd. Class H...................    24,000     183,728
   #Uni-President China Holdings, Ltd....................   131,000     118,886
  #*United Energy Group, Ltd.............................   472,000      66,927
   #Vinda International Holdings, Ltd....................   100,000      99,085
   *VODone, Ltd..........................................   679,800      56,052
    Want Want China Holdings, Ltd........................    32,000      43,218
    Wasion Group Holdings, Ltd...........................    84,000      54,829
    Weichai Power Co., Ltd. Class H......................    84,720     281,490
    Weiqiao Textile Co. Class H..........................   116,000      69,492
    Welling Holding, Ltd.................................   328,400      67,627
    West China Cement, Ltd...............................   620,000      87,026
    Winsway Coking Coal Holdings, Ltd....................   243,000      13,611
    Wumart Stores, Inc. Class H..........................    24,000      44,854
    Xiamen International Port Co., Ltd. Class H..........   330,000      41,686
    Xingda International Holdings, Ltd...................   176,000      83,922
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H............................................   139,800      78,302
   *Xinjiang Xinxin Mining Industry Co., Ltd. Class H....   144,000      20,396
    XTEP International Holdings..........................   157,000      71,196
   *Yanchang Petroleum International, Ltd................ 1,020,000      47,967
   #Yangzijiang Shipbuilding Holdings, Ltd...............    84,000      61,759
    Yanlord Land Group, Ltd..............................    71,000      68,915
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR..........    18,500     127,280
    Yashili International Holdings, Ltd..................   120,000      53,811
    Yingde Gases Group Co., Ltd..........................    94,500      85,834
   #Yip's Chemical Holdings, Ltd.........................    96,000      85,860
    Youyuan International Holdings, Ltd..................    34,100      10,545
    Yuanda China Holdings, Ltd...........................   466,000      29,711
    Yuexiu Property Co., Ltd............................. 1,251,200     314,302
    Yuexiu Transport Infrastructure, Ltd.................   126,639      64,788
   #Yuzhou Properties Co.................................   156,000      34,168
    Zall Development Group, Ltd..........................   106,000      38,333
    Zhaojin Mining Industry Co., Ltd.....................   203,500     137,671
    Zhejiang Expressway Co., Ltd. Class H................   136,000     114,685
   *Zhong An Real Estate, Ltd............................    84,000      19,586
    Zhongsheng Group Holdings, Ltd.......................    77,500      80,355
    Zhuzhou CSR Times Electric Co., Ltd. Class H.........    35,000      92,409
   #Zijin Mining Group Co., Ltd. Class H.................   535,000     113,950
   #Zoomlion Heavy Industry Science and Technology Co.,
     Ltd.................................................   120,400      86,050
   *ZTE Corp. Class H....................................   106,504     185,025
                                                                    -----------
TOTAL CHINA..............................................            69,241,443
                                                                    -----------
COLOMBIA -- (0.1%)
    Banco de Bogota SA...................................     1,238      46,377
    Bancolombia SA.......................................    13,890     196,465
    Bancolombia SA Sponsored ADR.........................     4,755     273,175
   #Ecopetrol SA Sponsored ADR...........................    10,314     470,215

                                     1358

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
COLOMBIA -- (Continued)
    Empresa de Energia de Bogota SA....................... 21,987 $   16,826
    Empresa de Telecomunicaciones de Bogota............... 40,000      8,180
    Grupo Aval Acciones y Valores......................... 50,031     36,835
    Interconexion Electrica SA ESP........................  8,517     36,140
   *Isagen SA ESP......................................... 74,180    106,489
   *Platino Energy Corp...................................  4,900      5,439
                                                                  ----------
TOTAL COLOMBIA............................................         1,196,141
                                                                  ----------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S...............................................  8,805    209,020
    Komercni Banka A.S....................................  2,475    480,985
    Pegas Nonwovens SA....................................  2,000     60,446
    Philip Morris CR A.S..................................    100     57,286
    Telefonica Czech Republic A.S......................... 15,500    231,712
   *Unipetrol A.S......................................... 11,278     99,462
                                                                  ----------
TOTAL CZECH REPUBLIC......................................         1,138,911
                                                                  ----------
DENMARK -- (0.9%)
    ALK-Abello A.S........................................  1,380    113,691
   *Alm Brand A.S......................................... 26,595     89,260
    Amagerbanken A.S...................................... 90,366         --
    Ambu A.S. Class B.....................................  1,208     43,544
    AP Moeller - Maersk A.S. Class A......................     41    303,217
    AP Moeller - Maersk A.S. Class B......................    103    807,691
   *Auriga Industries Class B.............................  4,609    132,278
   *Bang & Olufsen A.S....................................  7,131     68,056
   *Bavarian Nordic A.S...................................  9,044     96,544
    Carlsberg A.S. Class B................................  8,526    845,107
    Chr Hansen Holding A.S................................ 10,905    361,412
    Coloplast A.S. Class B................................  4,082    238,458
    D/S Norden A.S........................................  5,991    219,150
   *Danske Bank A.S....................................... 51,179    942,059
    Dfds A.S..............................................  1,310     91,153
    DSV A.S............................................... 36,306    951,459
   *East Asiatic Co., Ltd. A.S............................  3,064     49,113
    FLSmidth & Co. A.S.................................... 10,842    514,408
   *Genmab A.S............................................  5,998    172,661
    GN Store Nord A.S..................................... 46,624    963,995
    H Lundbeck A.S........................................ 10,128    203,854
    IC Companys A.S.......................................  1,227     31,042
    Jeudan A.S............................................    397     44,282
   *Jyske Bank A.S........................................ 17,761    778,019
    NKT Holding A.S.......................................  6,877    278,732
    Nordjyske Bank A.S....................................  2,430     39,282
    Norresundby Bank A.S..................................    518     15,989
    Novo Nordisk A.S. Sponsored ADR.......................  4,164    703,383
    Novozymes A.S. Class B................................  8,641    296,186
    Pandora A.S........................................... 14,174    564,008
   *Parken Sport & Entertainment A.S......................  1,975     27,946
    PER Aarsleff A.S. Class B.............................    329     34,827
    Ringkjoebing Landbobank A.S...........................    802    140,128
    Rockwool International A.S. Class B...................  1,847    291,952

                                     1359

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
DENMARK -- (Continued)
    Royal UNIBREW A.S.....................................  2,436 $   234,820
    Schouw & Co...........................................  3,987     149,488
    SimCorp A.S...........................................  5,000     159,989
    Solar A.S. Class B....................................  1,691      77,937
   *Spar Nord Bank A.S.................................... 12,169      84,221
   *Sydbank A.S........................................... 18,084     404,495
    TDC A.S............................................... 70,876     620,359
    Tivoli A.S............................................      8       4,242
   *TK Development A.S.................................... 12,748      21,244
   *Topdanmark A.S........................................ 19,430     545,790
    Tryg A.S..............................................  4,113     372,805
    United International Enterprises......................    282      49,079
   *Vestas Wind Systems A.S............................... 38,569     774,210
   *Vestjysk Bank A.S.....................................    568         950
   *William Demant Holding A.S............................  1,282     112,904
   *Zealand Pharma A.S....................................    827      11,027
                                                                  -----------
TOTAL DENMARK.............................................         14,076,446
                                                                  -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR........  4,399      21,450
   *Orascom Telecom Holding S.A.E. GDR.................... 18,270      53,719
                                                                  -----------
TOTAL EGYPT...............................................             75,169
                                                                  -----------
FINLAND -- (1.1%)
   #Ahlstrom Oyj..........................................  7,221     105,318
    Aktia Bank Oyj........................................    563       5,387
    Alma Media Oyj........................................  3,037      11,617
    Amer Sports Oyj....................................... 23,290     462,315
    Aspo Oyj..............................................  2,850      20,721
    Atria P.L.C...........................................  2,101      19,138
   *Biotie Therapies Oyj.................................. 19,018       8,836
   #Cargotec Oyj..........................................  9,577     340,268
   *Caverion Corp......................................... 19,094     106,179
    Citycon Oyj........................................... 60,336     190,716
    Cramo Oyj.............................................  7,537      93,442
    Elektrobit Corp.......................................  5,993       7,886
   #Elisa Oyj............................................. 15,555     334,946
    F-Secure Oyj.......................................... 10,295      23,175
    Finnair Oyj........................................... 18,798      72,565
   *Finnlines Oyj.........................................  2,556      21,034
    Fiskars Oyj Abp.......................................  4,927     115,423
    Fortum Oyj............................................ 65,720   1,299,914
    HKScan Oyj Class A....................................  5,623      27,434
    Huhtamaki Oyj......................................... 16,981     323,631
    Kemira Oyj............................................ 23,111     359,584
    Kesko Oyj Class A.....................................  2,702      90,676
    Kesko Oyj Class B..................................... 17,609     553,818
    Kone Oyj Class B......................................  4,035     300,519
    Konecranes Oyj........................................  7,612     223,188
    Lassila & Tikanoja Oyj................................  6,866     129,258
    Lemminkainen Oyj......................................    823      16,231
    Metsa Board Oyj....................................... 50,113     170,262

                                     1360

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
FINLAND -- (Continued)
    Metso Oyj.............................................  14,091 $   496,437
    Metso Oyj Sponsored ADR...............................     200       7,017
  #*Munksjo Oyj...........................................   1,805      12,993
    Neste Oil Oyj.........................................  35,044     506,387
  #*Nokia Oyj............................................. 476,588   1,884,156
   *Nokia Oyj Sponsored ADR...............................  25,880     101,967
    Nokian Renkaat Oyj....................................  10,633     472,250
    Okmetic Oyj...........................................   4,178      27,159
    Olvi Oyj Class A......................................   1,617      57,998
    Oriola-KD Oyj Class B.................................  28,965      91,531
    Orion Oyj Class A.....................................   3,229      80,000
    Orion Oyj Class B.....................................   7,580     185,548
  #*Outokumpu Oyj......................................... 266,989     165,172
   #Outotec Oyj...........................................  12,352     149,867
    PKC Group Oyj.........................................   3,374      93,097
    Pohjola Bank P.L.C. Class A...........................  34,314     594,334
    Ponsse Oy.............................................   1,987      15,359
   *Poyry Oyj.............................................   5,709      28,728
    Raisio P.L.C. Class V.................................  28,434     126,695
    Ramirent Oyj..........................................   9,930      92,884
   #Rautaruukki Oyj.......................................  27,399     160,614
    Ruukki Group Oyj......................................  27,736      15,104
    Saga Furs Oyj.........................................     230       9,123
    Sampo Class A.........................................  43,046   1,885,262
   #Sanoma Oyj............................................  16,156     117,497
    SRV Group P.L.C.......................................   2,131       9,213
    Stockmann Oyj Abp (5462371)...........................     937      14,851
   #Stockmann Oyj Abp (5462393)...........................   5,864      88,519
    Stora Enso Oyj Class R................................ 144,983   1,075,572
    Stora Enso Oyj Sponsored ADR..........................   1,800      13,266
   *Talvivaara Mining Co. P.L.C........................... 136,822      21,794
    Technopolis Oyj.......................................  10,233      65,678
    Tieto Oyj.............................................  11,672     222,990
   #Tikkurila Oyj.........................................   6,252     137,344
    UPM-Kymmene Oyj....................................... 135,621   1,509,838
    UPM-Kymmene Oyj Sponsored ADR.........................   1,300      14,424
    Uponor Oyj............................................   9,096     158,310
    Vacon P.L.C...........................................   1,146      78,833
    Vaisala Oyj Class A...................................   1,077      29,239
    Wartsila Oyj Abp......................................  11,365     515,215
    YIT Oyj...............................................  19,094     259,694
                                                                   -----------
TOTAL FINLAND.............................................          17,025,440
                                                                   -----------
FRANCE -- (5.6%)
    Accor SA..............................................  23,212     874,947
    Aeroports de Paris....................................   1,857     191,867
   *Air France-KLM........................................  36,000     290,989
    Air Liquide SA........................................   3,212     426,397
   *Alcatel-Lucent........................................ 505,514   1,275,972
   *Alcatel-Lucent Sponsored ADR..........................  40,700     103,378
    Alstom SA.............................................  14,377     486,492
    Altamir Amboise.......................................     701       8,486
    Alten SA..............................................   5,260     195,753

                                     1361

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
FRANCE -- (Continued)
    Altran Technologies SA................................  28,691 $  205,478
    April.................................................   3,147     63,956
  #*Archos................................................   2,165      8,609
    Arkema SA.............................................   9,424    944,451
   *Artprice.com..........................................     549     13,547
    Assystem..............................................   3,266     69,968
    AtoS..................................................   6,743    507,245
    Audika Groupe.........................................   1,267     13,516
    AXA SA................................................  66,162  1,458,304
    AXA SA Sponsored ADR..................................  62,400  1,377,168
    Axway Software SA.....................................   1,277     29,537
   *Beneteau SA...........................................   6,084     81,374
   *Bigben Interactive....................................   1,060     10,021
   *BioAlliance Pharma SA.................................   4,611     25,798
    BioMerieux............................................   1,283    131,071
    BNP Paribas SA........................................  77,818  5,045,504
    Boiron SA.............................................   1,642     87,915
    Bollore SA............................................   1,087    521,258
    Bonduelle SCA.........................................   4,965    123,113
    Bongrain SA...........................................     920     59,607
    Bourbon SA............................................  12,269    333,156
   *Boursorama............................................   4,893     46,208
    Bouygues SA...........................................  40,027  1,172,068
   *Bull..................................................  19,152     63,309
    Bureau Veritas SA.....................................   6,300    187,011
    Burelle SA............................................      45     23,392
    Cap Gemini SA.........................................  31,139  1,703,110
    Carrefour SA..........................................  25,556    782,970
    Casino Guichard Perrachon SA..........................   7,947    818,354
   *Cegedim SA............................................     802     22,839
    Cegid Group...........................................   1,095     23,130
    CGG Sponsored ADR.....................................  23,995    599,875
    Christian Dior SA.....................................   1,703    301,777
    Cie de St-Gobain......................................  60,070  2,790,190
   *Cie Generale de Geophysique - Veritas.................   7,670    193,631
    Cie Generale des Etablissements Michelin..............  21,474  2,153,356
    Ciments Francais SA...................................   1,613     97,791
   *Club Mediterranee SA..................................   5,752    133,428
    CNP Assurances........................................  25,619    433,278
   *Credit Agricole SA.................................... 139,774  1,334,262
    Danone SA.............................................   6,485    513,583
    Danone SA Sponsored ADR...............................     600      9,507
    Dassault Systemes SA..................................   1,841    242,010
    Dassault Systemes SA ADR..............................     614     80,845
   *Derichebourg SA.......................................  19,759     68,232
    Devoteam SA...........................................   2,730     36,994
    Edenred...............................................  17,189    550,869
    Eiffage SA............................................   8,907    477,866
    Electricite de France SA..............................  17,760    520,599
    Eramet................................................   1,172    103,241
    Essilor International SA..............................   5,017    561,488
    Esso SA Francaise.....................................     381     23,161
    Etablissements Maurel et Prom.........................  17,564    286,631

                                     1362

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
FRANCE -- (Continued)
    Euler Hermes SA.......................................   3,547 $  397,000
   *Euro Disney SCA.......................................   2,831     17,098
    Eurofins Scientific...................................     486    106,461
    European Aeronautic Defence and Space Co. NV..........  24,049  1,440,172
    Eutelsat Communications SA............................   5,479    153,134
    Exel Industries Class A...............................     121      6,139
    Faiveley Transport SA.................................     964     64,891
   *Faurecia..............................................  10,963    289,391
    Fimalac...............................................   1,023     55,083
    France Telecom SA.....................................  96,881    955,542
   *GameLoft SE...........................................   6,023     48,804
    GDF Suez.............................................. 102,126  2,142,022
    GL Events.............................................   2,371     52,540
    Groupe Crit...........................................   1,156     29,095
    Groupe Eurotunnel SA.................................. 105,188    825,219
    Groupe Flo............................................   1,396      5,025
   *Groupe Fnac...........................................     900     20,235
    Groupe Steria SCA.....................................   6,599     93,137
    Guerbet...............................................     130     14,656
   *Haulotte Group SA.....................................   4,396     39,007
    Havas SA..............................................  59,066    446,848
    Hermes International..................................     552    187,545
   *Hi-Media SA...........................................  10,368     23,980
    Iliad SA..............................................     443    104,517
    Imerys SA.............................................   6,598    436,238
    Ingenico..............................................   5,366    400,930
    Interparfums SA.......................................   1,634     54,012
    Ipsen SA..............................................   3,362    134,845
    IPSOS.................................................   7,996    284,061
    Jacquet Metal Service.................................   2,146     27,111
    JCDecaux SA...........................................   8,578    274,742
    Korian................................................   2,283     53,728
    L'Oreal SA............................................   2,329    390,414
    L.D.C. SA.............................................     204     32,114
    Lafarge SA............................................  25,334  1,620,590
    Lafarge SA Sponsored ADR..............................   1,300     20,969
    Lagardere SCA.........................................  26,194    830,004
    Laurent-Perrier.......................................     553     49,085
    Lectra................................................     286      2,206
    Legrand SA............................................   7,517    389,507
    LISI..................................................     865    113,804
    LVMH Moet Hennessy Louis Vuitton SA...................   3,732    679,334
    Maisons France Confort................................     535     17,587
    Manitou BF SA.........................................   2,706     35,000
    Manutan International.................................     734     35,383
    Medica SA.............................................   9,320    191,630
    Mersen................................................   3,857     87,631
    Metropole Television SA...............................  10,628    209,466
    Montupet..............................................   1,463     35,707
    Natixis............................................... 119,341    609,826
    Naturex...............................................   1,299     99,517
    Neopost SA............................................   4,608    331,033
    Nexans SA.............................................   8,749    465,705

                                     1363

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
FRANCE -- (Continued)
    Nexity SA.............................................   6,605 $  260,914
    NextRadioTV...........................................     290      5,653
   *NicOx SA..............................................  17,225     55,328
    Norbert Dentressangle SA..............................     815     78,275
   *NRJ Group.............................................   4,409     36,502
    Orange SA ADR.........................................  26,020    256,297
    Orpea.................................................   5,736    270,739
    Osiatis SA............................................     392      5,053
   *PagesJaunes Groupe....................................  24,084     52,536
   *Parrot SA.............................................   1,599     43,035
    Pernod-Ricard SA......................................   6,336    755,990
  #*Peugeot SA............................................  45,872    585,886
   *Pierre & Vacances SA..................................     668     15,496
    Plastic Omnium SA.....................................   7,565    516,100
    PPR...................................................   7,204  1,652,122
    Publicis Groupe SA....................................   6,953    560,939
    Publicis Groupe SA ADR................................   1,600     32,080
    Rallye SA.............................................   6,232    230,218
   *Recylex SA............................................   5,815     17,563
    Remy Cointreau SA.....................................   2,663    275,768
    Renault SA............................................  27,815  2,191,529
    Rexel SA..............................................  35,646    866,995
    Rubis SCA.............................................   5,005    319,718
    Sa des Ciments Vicat..................................   2,827    190,596
    Safran SA.............................................  13,140    771,639
    Saft Groupe SA........................................   5,169    127,691
    Sanofi................................................  41,470  4,341,233
    Sanofi ADR............................................  39,660  2,041,697
    Sartorius Stedim Biotech..............................     709    107,116
    Schneider Electric SA.................................  30,730  2,447,978
    SCOR SE...............................................  39,916  1,272,004
    SEB SA................................................   2,875    239,132
    Seche Environnement SA................................     824     28,272
    Sechilienne-Sidec.....................................   3,800     77,187
   *Sequana SA............................................   3,568     27,689
    SES SA................................................   7,157    210,657
    Societe BIC SA........................................   3,399    377,564
    Societe d'Edition de Canal +..........................  10,759     76,277
    Societe Generale SA...................................  80,296  3,230,537
    Societe Internationale de Plantations d'Heveas SA.....     245     18,011
    Societe Television Francaise 1........................  27,609    408,873
    Sodexo................................................   2,674    244,213
  #*SOITEC................................................  46,036    102,617
    Somfy SA..............................................     158     36,217
    Sopra Group SA........................................     846     62,034
    Stallergenes SA.......................................      86      6,323
   *Ste Industrielle d'Aviation Latecoere SA..............     462      5,380
    Stef..................................................     771     43,851
    STMicroelectronics NV (5962332)....................... 115,993    993,714
    STMicroelectronics NV (861012102).....................  37,473    319,645
    Suez Environnement Co.................................  24,405    346,260
    Sword Group...........................................   1,588     25,932
    Synergie SA...........................................   5,412     68,447

                                     1364

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
FRANCE -- (Continued)
   *Technicolor SA........................................ 11,563 $    58,018
    Technip SA............................................  4,264     470,483
    Teleperformance....................................... 13,203     640,009
    Thales SA............................................. 10,191     524,797
  #*Theolia SA............................................ 10,847      24,373
    Total Gabon...........................................     81      46,870
    Total SA.............................................. 30,298   1,614,532
    Total SA Sponsored ADR................................ 85,482   4,534,820
    Touax SA..............................................     25         556
   *Transgene SA..........................................  1,406      18,325
   *Trigano SA............................................  2,400      34,292
   *UBISOFT Entertainment................................. 21,713     331,237
    Valeo SA.............................................. 12,678   1,003,839
    Vallourec SA.......................................... 25,397   1,500,109
   *Valneva SE............................................  1,913       8,469
    Veolia Environnement SA............................... 15,723     211,670
    Veolia Environnement SA ADR........................... 14,066     188,344
    Vetoquinol SA.........................................    275       9,814
    Viel et Co............................................ 12,834      39,998
    Vilmorin & Cie........................................    990     119,291
    Vinci SA.............................................. 24,668   1,334,313
    Virbac SA.............................................    447      89,330
  #*Vivalis SA............................................  1,267       5,651
    Vivendi SA............................................ 88,739   1,897,480
    Vranken-Pommery Monopole SA...........................    106       2,743
    Zodiac Aerospace......................................  6,207     901,776
                                                                  -----------
TOTAL FRANCE..............................................         89,694,263
                                                                  -----------
GERMANY -- (4.6%)
   *Aareal Bank AG........................................ 12,891     356,244
    Adidas AG.............................................  7,806     870,095
   *ADVA Optical Networking SE............................  9,739      52,834
   *Air Berlin P.L.C......................................  7,620      19,272
   *Aixtron SE NA......................................... 15,609     245,087
    Allgeier SE...........................................    553      10,826
    Allianz SE............................................ 29,128   4,539,057
    Allianz SE ADR........................................ 69,550   1,080,112
    Amadeus Fire AG.......................................    427      25,826
    Aurubis AG............................................  8,619     485,005
   #Axel Springer AG......................................  9,141     478,588
    BASF SE............................................... 11,789   1,044,841
    BASF SE Sponsored ADR.................................  1,000      88,520
    Bauer AG..............................................  1,889      48,180
    Bayer AG.............................................. 13,390   1,556,385
    Bayer AG Sponsored ADR................................    200      23,184
    Bayerische Motoren Werke AG........................... 21,127   2,067,886
    BayWa AG..............................................  2,674     132,014
    Bechtle AG............................................  2,817     138,371
    Beiersdorf AG.........................................  2,608     241,172
    Bertrandt AG..........................................    886     102,016
    Bijou Brigitte AG.....................................    629      55,166
    Bilfinger SE..........................................  8,845     840,867
    Biotest AG............................................    355      27,562

                                     1365

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
GERMANY -- (Continued)
    Borussia Dortmund GmbH & Co. KGaA.....................  14,645 $   60,371
    Brenntag AG...........................................   1,678    276,170
    CANCOM SE.............................................   3,133    104,492
    Carl Zeiss Meditec AG.................................   4,660    157,913
    CAT Oil AG............................................   3,029     57,301
    Celesio AG............................................  20,439    461,890
    CENIT AG..............................................     767      8,981
    CENTROTEC Sustainable AG..............................   2,715     52,043
    Cewe Color Holding AG.................................     871     40,515
    Comdirect Bank AG.....................................  12,756    124,325
   *Commerzbank AG........................................ 104,031    885,557
    CompuGroup Medical AG.................................   1,550     37,876
   *Constantin Medien AG..................................     444        931
    Continental AG........................................  10,531  1,658,306
    CropEnergies AG.......................................   5,648     47,867
    CTS Eventim AG........................................   2,398    107,879
    DAB Bank AG...........................................   1,539      6,987
    Daimler AG............................................  65,320  4,531,348
    Data Modul AG.........................................      96      1,750
    Delticom AG...........................................     575     28,164
    Deutsche Bank AG (5750355)............................   5,709    257,552
    Deutsche Bank AG (D18190898)..........................  65,530  2,948,195
    Deutsche Boerse AG....................................   4,396    311,434
   *Deutsche Lufthansa AG.................................  49,873    999,441
    Deutsche Post AG......................................  93,390  2,611,559
    Deutsche Telekom AG...................................  70,846    861,486
    Deutsche Telekom AG Sponsored ADR..................... 104,159  1,269,698
    Deutsche Wohnen AG....................................  22,790    401,695
   *Deutz AG..............................................  26,297    182,741
   *Dialog Semiconductor P.L.C............................   3,764     62,202
    Draegerwerk AG & Co. KGaA.............................     501     55,339
    Drillisch AG..........................................   9,662    176,710
    Duerr AG..............................................   5,414    362,495
    E.ON SE............................................... 131,702  2,236,181
    E.ON SE Sponsored ADR.................................   3,600     60,984
    Eckert & Ziegler AG...................................     831     27,667
    Elmos Semiconductor AG................................   1,781     21,281
    ElringKlinger AG......................................   5,878    217,452
    Euromicron AG.........................................   1,356     26,221
  #*Evotec AG.............................................  35,662    120,405
    Fielmann AG...........................................     537     55,996
   *First Sensor AG.......................................     945     10,023
    Fraport AG Frankfurt Airport Services Worldwide.......   7,117    460,741
    Freenet AG............................................  24,178    576,688
    Fresenius Medical Care AG & Co. KGaA..................  19,266  1,216,537
    Fresenius Medical Care AG & Co. KGaA ADR..............   4,200    132,132
    Fresenius SE & Co. KGaA...............................  12,754  1,605,570
    Fuchs Petrolub AG.....................................   1,737    114,137
   *GAGFAH SA.............................................  11,791    135,991
    GEA Group AG..........................................  27,139  1,121,596
    Gerresheimer AG.......................................   5,573    324,581
    Gerry Weber International AG..........................   1,946     87,074
    Gesco AG..............................................     578     55,547

                                     1366

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
GERMANY -- (Continued)
    GFK SE................................................  3,236 $  159,620
   *Gigaset AG............................................ 12,872     11,511
    Gildemeister AG....................................... 12,115    281,606
    Grammer AG............................................  3,456    115,313
    Grenkeleasing AG......................................  1,850    170,124
    GSW Immobilien AG.....................................  3,434    139,269
   *H&R AG................................................  1,360     15,761
    Hamburger Hafen und Logistik AG.......................  3,724     89,154
    Hannover Rueckversicherung SE......................... 11,063    821,677
    HeidelbergCement AG................................... 20,290  1,563,153
   *Heidelberger Druckmaschinen AG........................ 66,125    163,060
    Henkel AG & Co. KGaA..................................  4,339    359,575
    Highlight Communications AG...........................  2,399     12,371
    Hochtief AG...........................................  7,054    537,270
    Homag Group AG........................................  1,385     25,813
    Hugo Boss AG..........................................    527     61,187
    Indus Holding AG......................................  5,695    190,139
    Infineon Technologies AG.............................. 60,551    537,323
    Infineon Technologies AG ADR.......................... 51,213    453,235
    Isra Vision AG........................................    711     33,161
  #*IVG Immobilien AG..................................... 29,473      6,531
    Jenoptik AG........................................... 12,205    152,754
   #K+S AG................................................ 13,345    329,630
    Kabel Deutschland Holding AG..........................  7,887    887,972
   *Kloeckner & Co. SE.................................... 24,236    302,990
    Koenig & Bauer AG.....................................  1,185     23,850
    Kontron AG............................................ 11,542     54,225
    Krones AG.............................................  3,020    254,912
    KSB AG................................................     38     23,215
    KUKA AG...............................................  4,421    195,145
    KWS Saat AG...........................................    383    127,964
    Lanxess AG............................................ 10,142    634,827
    Leifheit AG...........................................    163      6,216
    Leoni AG..............................................  7,756    386,278
    Linde AG..............................................  9,528  1,835,405
   *Lotto24...............................................    666      3,705
    LPKF Laser & Electronics AG...........................  2,004     36,943
    MAN SE................................................  5,106    582,081
   *Manz AG...............................................    880     39,290
    Merck KGaA............................................  6,483  1,071,147
    Metro AG.............................................. 14,924    514,960
    MLP AG................................................  9,812     59,987
   *Morphosys AG..........................................  3,702    252,720
    MTU Aero Engines Holding AG...........................  3,208    291,440
    Muenchener Rueckversicherungs AG...................... 13,745  2,729,382
    MVV Energie AG........................................  1,519     44,674
    Nemetschek AG.........................................    766     46,601
    Nexus AG..............................................    502      6,482
  #*Nordex SE............................................. 13,855    115,881
    Norma Group SE........................................  3,193    135,564
   #OHB AG................................................    582     13,094
   *Osram Licht AG........................................     82      3,200
   *Patrizia Immobilien AG................................  8,889     97,261

                                     1367

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
GERMANY -- (Continued)
    Pfeiffer Vacuum Technology AG.........................    797 $   86,863
   #PNE Wind AG........................................... 14,369     52,427
    Puma SE...............................................    668    186,508
    PVA TePla AG..........................................  1,103      2,717
   *QIAGEN NV............................................. 43,509    893,913
    QSC AG................................................ 23,436     95,296
    R Stahl AG............................................    597     28,910
    Rational AG...........................................    274     79,528
    Rheinmetall AG........................................ 10,311    477,037
    Rhoen Klinikum AG..................................... 24,720    599,409
    RWE AG................................................ 49,882  1,502,413
   *SAF-Holland SA........................................  8,786    101,634
    Salzgitter AG......................................... 10,221    380,484
    SAP AG................................................    787     57,665
   #SAP AG Sponsored ADR..................................  9,200    670,588
    Schaltbau Holding AG..................................    265     12,605
   #SGL Carbon SE.........................................  5,895    192,463
    SHW AG................................................     96      3,737
    Siemens AG............................................    821     90,171
    Siemens AG Sponsored ADR.............................. 26,107  2,883,779
  #*Singulus Technologies AG.............................. 10,890     19,225
    Sixt AG...............................................  3,720     92,265
    SKW Stahl-Metallurgie Holding AG......................  2,207     34,585
   #*Sky Deutschland AG................................... 48,268    377,879
   #SMA Solar Technology AG...............................  1,644     56,104
    SMT Scharf AG.........................................  1,160     37,203
    Software AG...........................................  9,819    298,531
  #*Solarworld AG......................................... 27,670     18,029
    Stada Arzneimittel AG................................. 13,778    646,053
    STRATEC Biomedical AG.................................    978     36,251
   *Stroeer Media AG......................................  3,059     40,632
    Suedzucker AG......................................... 10,869    355,052
   *Suss Microtec AG......................................  4,115     39,417
    Symrise AG............................................  8,140    351,541
    TAG Immobilien AG..................................... 31,339    371,588
    Takkt AG..............................................  6,800    115,381
    Telegate AG...........................................  3,104     37,715
   *ThyssenKrupp AG....................................... 47,834  1,039,178
   *Tipp24 SE.............................................    738     42,344
   *Tom Tailor Holding AG.................................  3,636     79,205
    Tomorrow Focus AG.....................................  3,932     19,961
   *TUI AG................................................ 39,692    500,734
    United Internet AG....................................  6,740    220,152
    Volkswagen AG.........................................  2,309    524,712
    Vossloh AG............................................  1,614    134,468
    VTG AG................................................  1,642     30,789
   #Wacker Chemie AG......................................  3,473    338,796
   #Wacker Neuson SE......................................  5,442     72,640
    Washtec AG............................................  1,256     17,160
    Wincor Nixdorf AG.....................................  2,250    142,725
    Wirecard AG...........................................  7,559    233,148

                                     1368

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    XING AG................................................     354 $    25,921
                                                                    -----------
TOTAL GERMANY..............................................          74,041,306
                                                                    -----------
GREECE -- (0.2%)
   *Alpha Bank AE..........................................  81,161      48,230
    Athens Water Supply & Sewage Co. SA (The)..............   6,973      55,175
   *Bank of Cyprus P.L.C................................... 229,580          --
    Bank of Greece.........................................   2,794      46,085
   *Ellaktor SA............................................  21,206      61,878
   *Folli Follie Group.....................................   7,975     187,024
   *Fourlis Holdings SA....................................   7,020      23,593
   *Frigoglass SA..........................................   9,752      62,018
   *GEK Terna Holding Real Estate Construction SA..........   6,564      18,988
    Hellenic Exchanges SA Holding Clearing Settlement and
      Registry.............................................  17,568     142,099
    Hellenic Petroleum SA..................................  17,587     172,854
   *Hellenic Telecommunications Organization SA............  24,316     219,546
   *Hellenic Telecommunications Organization SA Sponsored
     ADR...................................................   6,000      26,400
    Intralot SA-Integrated Lottery Systems & Services......  26,355      60,452
    JUMBO SA...............................................  21,424     227,537
   *Marfin Investment Group Holdings SA.................... 142,123      54,254
    Metka SA...............................................   6,384      94,424
    Motor Oil Hellas Corinth Refineries SA.................  13,116     132,747
   *Mytilineos Holdings SA.................................  15,755      90,927
   *National Bank of Greece SA.............................  61,269     213,348
   #National Bank of Greece SA ADR.........................   2,823      10,022
    OPAP SA................................................  17,826     159,981
   *Piraeus Bank SA........................................  19,986      25,444
    Piraeus Port Authority.................................   2,736      58,271
    Public Power Corp. SA..................................  13,423     138,874
    Terna Energy SA........................................   4,722      19,735
   *Titan Cement Co. SA....................................  10,553     191,927
   *Viohalco Hellenic Copper and Aluminum Industry SA......  20,959     122,721
                                                                    -----------
TOTAL GREECE...............................................           2,664,554
                                                                    -----------
HONG KONG -- (1.9%)
    AAC Technologies Holdings, Inc.........................  54,000     251,268
    AIA Group, Ltd......................................... 370,200   1,752,281
    Alco Holdings, Ltd.....................................  20,000       4,048
    Allied Group, Ltd......................................   4,000      13,384
    Allied Properties HK, Ltd.............................. 636,068      90,307
   *Apac Resources, Ltd.................................... 520,000       9,047
    APT Satellite Holdings, Ltd............................  92,000      80,150
    Asia Satellite Telecommunications Holdings, Ltd........  39,000     150,905
    Asia Standard International Group...................... 162,000      35,869
    ASM Pacific Technology, Ltd............................  13,600     147,690
    Associated International Hotels, Ltd...................  38,000     108,332
   #Bank of East Asia, Ltd................................. 130,268     488,322
   *Birmingham International Holdings, Ltd................. 970,000          --
    BOC Hong Kong Holdings, Ltd............................ 151,000     473,726
    Bonjour Holdings, Ltd..................................  74,000      13,347
   *Brightoil Petroleum Holdings, Ltd...................... 456,000      79,320
  #*Brockman Mining, Ltd................................... 896,780      50,623

                                     1369

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
    Cafe de Coral Holdings, Ltd...........................    24,000 $   77,970
    Cathay Pacific Airways, Ltd...........................   144,000    266,606
    Chen Hsong Holdings...................................    66,000     19,561
    Cheuk Nang Holdings, Ltd..............................    20,000     15,925
    Cheung Kong Holdings, Ltd.............................   101,000  1,416,362
    Cheung Kong Infrastructure Holdings, Ltd..............    33,000    227,839
    Chevalier International Holdings, Ltd.................    32,000     57,727
   *China Daye Non-Ferrous Metals Mining, Ltd.............   760,163     17,529
   *China Energy Development Holdings, Ltd................   808,000     14,483
   *China Household Holdings, Ltd.........................   410,000     45,449
    China Metal International Holdings, Inc...............   190,000     57,796
   *China Nuclear Industry 23 International Corp., Ltd....    22,000      3,146
   *China Outdoor Media Group, Ltd........................   335,000      2,714
    Chong Hing Bank, Ltd..................................    28,000     82,799
    Chow Sang Sang Holdings International, Ltd............    63,000    146,048
   #Chow Tai Fook Jewellery Group, Ltd....................    37,400     47,808
    Chu Kong Shipping Enterprise Group Co., Ltd...........    58,000     22,193
   *Chuang's Consortium International, Ltd................   152,000     18,027
    CITIC Telecom International Holdings, Ltd.............   224,000     68,417
    CK Life Sciences International Holdings, Inc..........   908,000     73,690
    CLP Holdings, Ltd.....................................    31,500    261,133
   *CP Lotus Corp.........................................    80,000      2,247
    Cross-Harbour Holdings, Ltd. (The)....................    40,000     32,380
    CSI Properties, Ltd...................................   579,674     23,518
   *Culture Landmark Investment, Ltd......................    24,400      2,630
   #*Culturecom Holdings, Ltd.............................   200,000     38,939
    Dah Sing Banking Group, Ltd...........................    99,640    115,671
    Dah Sing Financial Holdings, Ltd......................    38,850    160,944
    Dan Form Holdings Co., Ltd............................    99,000     11,978
    Dickson Concepts International, Ltd...................    55,000     30,623
    Dorsett Hospitality International, Ltd................    87,000     20,960
    Emperor Capital Group, Ltd............................   126,000      5,435
    Emperor Entertainment Hotel, Ltd......................   215,000     72,026
    Emperor International Holdings........................   177,333     49,804
    Emperor Watch & Jewellery, Ltd........................   790,000     60,043
   *EPI Holdings, Ltd.....................................   420,000     12,767
   #Esprit Holdings, Ltd..................................   456,282    743,977
   *eSun Holdings, Ltd....................................   212,000     31,356
    Fairwood, Ltd.........................................    21,000     43,860
   #Far East Consortium International, Ltd................   183,188     61,707
    First Pacific Co., Ltd................................   436,400    493,183
  #*Fook Woo Group Holdings, Ltd..........................   224,000     39,280
   *Fountain SET Holdings, Ltd............................   132,000     20,067
   *Foxconn International Holdings, Ltd...................   628,000    336,857
   *FU JI Food and Catering Services Holdings, Ltd........     2,700        815
   *G-Resources Group, Ltd................................ 3,597,000    127,395
   *Galaxy Entertainment Group, Ltd.......................    59,000    309,399
  #*Genting Hong Kong, Ltd................................   281,000    121,943
    Get Nice Holdings, Ltd................................ 1,122,000     46,257
   #Giordano International, Ltd...........................   164,000    162,339
    Glorious Sun Enterprises, Ltd.........................   170,000     40,320
    Gold Peak Industries Holding, Ltd.....................   262,000     29,339
    Guotai Junan International Holdings, Ltd..............    71,000     26,337

                                     1370

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
    Haitong International Securities Group, Ltd..........    63,000 $   29,460
    Hang Lung Group, Ltd.................................   101,000    520,594
    Hang Lung Properties, Ltd............................   237,000    768,724
    Hang Seng Bank, Ltd..................................    12,000    183,389
   #Harbour Centre Development, Ltd......................    21,000     38,109
    Henderson Land Development Co., Ltd..................   160,182    997,636
    HKR International, Ltd...............................   186,400     92,711
    Hon Kwok Land Investment Co., Ltd....................    20,000      8,499
    Hong Kong & China Gas Co., Ltd.......................    71,886    183,983
   #Hong Kong Aircraft Engineering Co., Ltd..............     2,400     33,408
   #Hong Kong Exchanges and Clearing, Ltd................    22,281    345,904
    Hong Kong Television Network, Ltd. ADR...............     3,847     23,082
    Hongkong & Shanghai Hotels (The).....................   137,500    207,093
   *Hongkong Chinese, Ltd................................   184,495     38,161
    Hopewell Holdings, Ltd...............................   145,500    461,045
    Hsin Chong Construction Group, Ltd...................   118,000     16,415
    Hung Hing Printing Group, Ltd........................    92,000     14,108
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd................................................   333,000    189,785
    Hutchison Whampoa, Ltd...............................   140,000  1,579,978
    Hysan Development Co., Ltd...........................    56,000    236,895
   *Imagi International Holdings, Ltd....................   728,000      8,059
   *IRC, Ltd.............................................   266,000     27,750
    IT, Ltd..............................................   128,000     34,301
    Johnson Electric Holdings, Ltd.......................   324,500    192,820
   #K Wah International Holdings, Ltd....................   267,843    122,142
    Kerry Properties, Ltd................................   104,000    428,200
   *King Stone Energy Group, Ltd.........................   324,000     15,666
    Kingmaker Footwear Holdings, Ltd.....................   186,000     35,923
    Kingston Financial Group, Ltd........................   717,000     59,134
    Kowloon Development Co., Ltd.........................   103,000    124,053
    L'Occitane International SA..........................    14,250     31,919
   *L'sea Resources International Holdings, Ltd..........   280,000     10,469
   *Lai Sun Development.................................. 2,451,000     71,642
   #Li & Fung, Ltd.......................................   238,000    313,304
    Lifestyle International Holdings, Ltd................    29,000     68,981
    Lippo China Resources, Ltd...........................   794,000     22,891
    Liu Chong Hing Investment............................    26,000     38,226
   #Luk Fook Holdings International, Ltd.................    55,000    154,382
    Lung Kee Bermuda Holdings............................    40,000     15,469
    Magnificent Estates..................................   500,000     23,205
    Man Wah Holdings, Ltd................................    49,200     55,138
    Melco International Development, Ltd.................   161,000    326,654
    MGM China Holdings, Ltd..............................    19,600     56,857
   #Midland Holdings, Ltd................................   166,666     67,228
   *Ming Fung Jewellery Group, Ltd.......................   770,000     23,806
    Miramar Hotel & Investment...........................     9,000     11,546
  #*Mongolian Mining Corp................................   222,500     46,172
    MTR Corp., Ltd.......................................    70,789    263,198
    National Electronic Hldgs............................    28,000      3,646
    Natural Beauty Bio-Technology, Ltd...................   100,000      7,347
   *Neo-Neon Holdings, Ltd...............................   136,500     23,724
    New World Development Co., Ltd.......................   549,367    799,885
   #Newocean Energy Holdings, Ltd........................   194,000    104,220

                                     1371

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
HONG KONG -- (Continued)
   *Next Media, Ltd........................................  76,000 $    7,147
    NWS Holdings, Ltd...................................... 167,171    254,181
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd.. 675,000     30,884
    Orient Overseas International, Ltd.....................  53,000    294,359
    Oriental Watch Holdings................................ 138,400     42,438
    Pacific Andes International Holdings, Ltd.............. 752,405     30,537
    Pacific Basin Shipping, Ltd............................ 445,000    240,243
    Pacific Textile Holdings, Ltd..........................  74,000     88,424
    Paliburg Holdings, Ltd................................. 130,000     43,574
   *Pan Asia Environmental Protection Group, Ltd...........  86,000      9,302
    PCCW, Ltd.............................................. 434,000    196,394
   *Pearl Oriental Oil, Ltd................................ 389,000     21,315
    Pico Far East Holdings, Ltd............................ 144,000     50,123
    Playmates Holdings, Ltd................................   2,000      2,059
   *PME Group, Ltd......................................... 430,000     12,190
   *PNG Resources Holdings, Ltd............................ 352,000      8,747
    Polytec Asset Holdings, Ltd............................ 275,000     32,605
    Power Assets Holdings, Ltd.............................  44,500    399,504
    Public Financial Holdings, Ltd.........................  72,000     33,315
    PYI Corp., Ltd......................................... 766,000     18,559
    Regal Hotels International Holdings, Ltd............... 142,000     70,855
    Richfield Group Holdings, Ltd.......................... 280,000      7,720
    SA SA International Holdings, Ltd......................  48,000     47,805
    Samsonite International SA.............................  68,400    187,205
    Sands China, Ltd.......................................  10,400     56,277
    SEA Holdings, Ltd......................................  90,000     52,687
    Shangri-La Asia, Ltd................................... 319,166    501,722
    Shenyin Wanguo HK, Ltd.................................  75,000     24,427
    Shun Tak Holdings, Ltd................................. 483,499    207,446
   #Silver base Group Holdings, Ltd........................ 162,546     31,831
    Singamas Container Holdings, Ltd....................... 404,000     86,859
    Sino Land Co., Ltd..................................... 438,391    618,461
  #*Sino-Tech International Holdings, Ltd.................. 760,000      3,918
    Sitoy Group Holdings, Ltd..............................  21,000      8,419
    SJM Holdings, Ltd......................................  41,000    103,082
    SmarTone Telecommunications Holdings, Ltd..............  66,305    105,614
    SOCAM Development, Ltd.................................  44,444     50,977
   *South China China, Ltd................................. 464,000     42,867
   #Stella International Holdings, Ltd.....................  36,500     89,401
    Stelux Holdings International, Ltd.....................  43,000     14,182
    Sun Hung Kai & Co., Ltd................................ 165,529     90,651
    Sun Hung Kai Properties, Ltd........................... 124,249  1,659,506
   *Superb Summit International Group, Ltd................. 825,000     38,278
    Swire Properties, Ltd..................................  35,600    104,554
    TAI Cheung Holdings....................................  94,000     73,833
    TAI Sang Land Developement, Ltd........................  20,710      9,350
    Tan Chong International, Ltd...........................  24,000      6,995
    Tao Heung Holdings, Ltd................................   2,000      1,536
  #*Taung Gold International, Ltd.......................... 500,000     10,251
    Techtronic Industries Co............................... 187,500    457,511
    Television Broadcasts, Ltd.............................  19,000    128,536
    Texwinca Holdings, Ltd................................. 110,000    107,435
   *Titan Petrochemicals Group, Ltd........................ 380,000        122

                                     1372

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
HONG KONG -- (Continued)
   *Tom Group, Ltd........................................  60,000 $     7,958
    Tongda Group Holdings, Ltd............................ 530,000      30,375
    Top Spring International Holdings, Ltd................  47,600      23,251
    Tradelink Electronic Commerce, Ltd....................  14,000       2,707
    Transport International Holdings, Ltd.................  46,800     101,087
   #Trinity, Ltd.......................................... 274,000      88,267
   *TSC Group Holdings, Ltd............................... 199,000      71,739
  #*United Laboratories International Holdings, Ltd.
   (The).................................................. 152,500      58,735
   *Universal Technologies Holdings, Ltd..................  70,000       5,321
   *Value Convergence Holdings, Ltd.......................  60,000       8,423
   #Value Partners Group, Ltd............................. 102,000      56,477
    Vanke Property Overseas, Ltd..........................   2,000       2,850
    Varitronix International, Ltd......................... 113,000      69,855
    Victory City International Holdings, Ltd.............. 281,484      43,876
    Vitasoy International Holdings, Ltd...................  80,000      97,955
    VST Holdings, Ltd..................................... 165,600      27,736
    VTech Holdings, Ltd...................................   7,000     107,334
    Wharf Holdings, Ltd................................... 133,000   1,142,759
    Wheelock & Co., Ltd................................... 130,000     675,222
    Wing Hang Bank, Ltd...................................  36,480     337,996
    Wing On Co. International, Ltd........................  32,000      96,918
    Wing Tai Properties, Ltd.............................. 102,000      62,690
    Wynn Macau, Ltd.......................................  32,400      91,370
    Xinyi Glass Holdings, Ltd............................. 256,000     234,483
    YGM Trading, Ltd......................................  20,000      47,934
    Yue Yuen Industrial Holdings, Ltd..................... 110,000     301,886
                                                                   -----------
TOTAL HONG KONG...........................................          30,134,590
                                                                   -----------
HUNGARY -- (0.1%)
    EGIS Pharmaceuticals P.L.C............................   1,368     126,835
   *FHB Mortgage Bank P.L.C...............................   6,244       9,340
    Magyar Telekom Telecommunications P.L.C...............  53,358      73,078
    Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR.................................................   4,178      28,870
    MOL Hungarian Oil and Gas P.L.C.......................   2,028     152,337
    OTP Bank P.L.C........................................  31,484     633,658
   *PannErgy..............................................   3,649       4,878
    Richter Gedeon Nyrt...................................   9,150     140,663
                                                                   -----------
TOTAL HUNGARY.............................................           1,169,659
                                                                   -----------
INDIA -- (1.3%)
    Aban Offshore, Ltd....................................   3,528      15,375
    ABB, Ltd..............................................   3,501      28,723
   *ABG Shipyard, Ltd.....................................   7,485      33,607
    ACC, Ltd..............................................   9,459     183,613
    Adani Enterprises, Ltd................................  25,688      74,482
    Adani Ports and Special Economic Zone.................  15,220      31,274
   *Adani Power, Ltd...................................... 133,476      76,748
    Aditya Birla Nuvo, Ltd................................   8,641     166,033
    AIA Engineering, Ltd..................................   1,042       5,127
    Akzo Nobel India, Ltd.................................     399       6,540
    Alembic Pharmaceuticals, Ltd..........................   4,113      10,451
    Allahabad Bank........................................  40,781      48,425

                                     1373

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
INDIA -- (Continued)
    Allcargo Logistics, Ltd...............................     986 $  1,060
    Alok Industries, Ltd..................................  90,000   10,104
    Alstom India, Ltd.....................................   5,412   29,557
    Amara Raja Batteries, Ltd.............................     452    1,783
    Ambuja Cements, Ltd...................................  55,547  154,177
    Amtek Auto, Ltd.......................................  17,358   17,967
    Anant Raj, Ltd........................................  27,862   22,823
    Andhra Bank...........................................  23,063   24,392
    Apollo Hospitals Enterprise, Ltd......................   9,322  144,023
    Apollo Tyres, Ltd.....................................  44,025   48,684
    Arvind, Ltd...........................................  42,552   55,245
    Ashok Leyland, Ltd.................................... 200,290   44,083
    Asian Paints, Ltd.....................................  15,640  130,221
    Aurobindo Pharma, Ltd.................................  57,865  161,302
    Axis Bank, Ltd........................................  16,546  278,885
    Bajaj Auto, Ltd.......................................   3,566  113,355
    Bajaj Electricals, Ltd................................   4,500   12,202
    Bajaj Finance, Ltd....................................   2,807   52,851
    Bajaj Finserv, Ltd....................................   7,080   68,634
    Bajaj Hindusthan, Ltd.................................  80,199   17,696
    Bajaj Holdings and Investment, Ltd....................   7,265   98,087
    Ballarpur Industries, Ltd.............................  70,689   12,226
    Balrampur Chini Mills, Ltd............................  21,074   12,472
    Bank of Baroda........................................  10,597   98,209
    Bank of India.........................................  31,444   95,753
    Bank Of Maharashtra...................................  32,893   23,820
    BASF India, Ltd.......................................     873    7,457
    Bata India, Ltd.......................................   6,548  104,727
    BEML, Ltd.............................................   2,355    5,614
    Berger Paints India, Ltd..............................  26,560   89,591
    BGR Energy Systems, Ltd...............................   2,982    4,148
    Bharat Electronics, Ltd...............................   3,237   58,927
    Bharat Forge, Ltd.....................................  14,420   48,279
    Bharat Heavy Electricals, Ltd.........................  52,635  137,725
    Bharat Petroleum Corp., Ltd...........................   7,688   40,977
    Bharti Airtel, Ltd....................................  41,564  236,242
    Bhushan Steel, Ltd....................................  16,410  124,819
    Biocon, Ltd...........................................   8,934   46,220
    Birla Corp., Ltd......................................   4,033   14,524
    Bombay Dyeing & Manufacturing Co., Ltd................  13,374   10,428
    Bosch, Ltd............................................     584   84,583
    Britannia Industries, Ltd.............................   2,752   31,645
    Cadila Healthcare, Ltd................................   8,226   99,111
    Cairn India, Ltd......................................  40,339  196,073
    Canara Bank...........................................  19,638   87,776
    Capital First, Ltd....................................   6,323   13,510
    Carborundum Universal, Ltd............................   4,300    7,275
    Central Bank Of India.................................  53,793   49,449
   *Century Plyboards India, Ltd..........................   6,288    3,299
    Century Textiles & Industries, Ltd....................   8,710   31,477
    CESC, Ltd.............................................   9,515   50,739
    Chambal Fertilizers & Chemicals, Ltd..................  26,495   15,322
    Chennai Petroleum Corp., Ltd..........................  11,326   13,449

                                     1374

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
INDIA -- (Continued)
    Cipla, Ltd............................................ 13,377 $ 88,047
    City Union Bank, Ltd.................................. 51,975   40,323
    CMC, Ltd..............................................  1,382   27,319
    Colgate-Palmolive India, Ltd..........................  3,054   68,711
    Container Corp. Of India..............................  5,527   90,460
    Coromandel International, Ltd.........................  6,023   16,669
    Corp. Bank............................................  9,596   45,349
    Crompton Greaves, Ltd................................. 47,273   65,527
    Cummins India, Ltd....................................  6,720   47,478
    Dabur India, Ltd...................................... 30,848   81,449
   *DB Realty, Ltd........................................ 17,964   15,869
    DCM Shriram Consolidated..............................  3,175    2,871
    Dena Bank............................................. 12,195   10,732
   *Development Credit Bank, Ltd.......................... 22,854   17,312
    Dewan Housing Finance Corp., Ltd......................  8,991   19,070
   *Dish TV India, Ltd.................................... 44,632   36,431
    Divi's Laboratories, Ltd..............................  2,878   44,254
    DLF, Ltd.............................................. 64,283  158,818
    Dr Reddy's Laboratories, Ltd. ADR.....................  5,899  219,856
    Educomp Solutions, Ltd................................ 10,613    4,371
    Eicher Motors, Ltd....................................  2,071  119,052
    EID Parry India, Ltd.................................. 10,009   20,294
    EIH, Ltd.............................................. 19,189   15,103
    Engineers India, Ltd..................................  1,072    2,424
    Era Infra Engineering, Ltd............................ 11,512   28,303
    Escorts, Ltd..........................................  9,996   12,653
   *Essar Oil, Ltd........................................ 61,934   52,442
    Essar Ports, Ltd...................................... 11,170   12,685
    Exide Industries, Ltd................................. 31,311   63,604
    FAG Bearings India, Ltd...............................    182    3,734
    FDC, Ltd..............................................  3,431    4,973
    Federal Bank, Ltd..................................... 27,511  157,766
    Financial Technologies India, Ltd.....................  3,882   34,514
    Finolex Industries, Ltd...............................  8,558   17,448
   *Fortis Healthcare, Ltd................................ 10,077   16,167
    Future Lifestyle Fashions, Ltd........................  2,977    2,159
    Future Retail, Ltd....................................  8,932   12,012
    GAIL India, Ltd....................................... 38,572  191,597
   *Gammon Infrastructure Projects, Ltd................... 12,558    1,704
    Gateway Distriparks, Ltd..............................  8,076   14,316
    Gitanjali Gems, Ltd...................................  9,642   11,461
    GlaxoSmithKline Pharmaceuticals, Ltd..................  1,552   61,098
    Glenmark Pharmaceuticals, Ltd......................... 11,592  110,740
   *GMR Infrastructure, Ltd............................... 58,488   12,365
    Godfrey Phillips India, Ltd...........................     51    2,506
    Godrej Industries, Ltd................................ 16,308   70,345
    Graphite India, Ltd...................................  5,318    5,419
    Grasim Industries, Ltd................................  5,183  225,972
    Great Eastern Shipping Co., Ltd. (The)................ 13,008   47,084
    Greaves Cotton, Ltd...................................  4,904    4,755
    Gujarat Alkalies & Chemicals, Ltd.....................  2,388    6,415
    Gujarat Fluorochemicals, Ltd..........................  3,905   16,387
    Gujarat Mineral Development Corp., Ltd................ 12,483   17,577

                                     1375

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
INDIA -- (Continued)
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd...   2,664 $  3,220
    Gujarat NRE Coke, Ltd.................................  49,906   11,626
    Gujarat State Fertilisers & Chemicals, Ltd............  20,165   17,935
    Gujarat State Petronet, Ltd...........................  28,545   23,402
   *GVK Power & Infrastructure, Ltd.......................  63,703    6,118
   *Hathway Cable & Datacom, Ltd..........................   1,703    7,632
    Havells India, Ltd....................................   5,887   58,777
   *HCL Infosystems, Ltd..................................  22,200   10,852
    HCL Technologies, Ltd.................................  17,304  267,308
    HDFC Bank, Ltd........................................  38,000  379,442
    HDFC Bank, Ltd. ADR...................................   2,000   65,800
    Hero Motocorp, Ltd....................................   2,207   65,916
   *Hexa Tradex, Ltd......................................   5,313    1,144
    Hexaware Technologies, Ltd............................  34,366   66,663
   *Himachal Futuristic Communications, Ltd...............  88,611   11,450
    Himadri Chemicals & Industries, Ltd...................  21,760    4,887
    Hindalco Industries, Ltd.............................. 215,098  318,481
   *Hindustan Construction Co., Ltd....................... 129,998   17,081
    Hindustan Petroleum Corp., Ltd........................  14,756   51,089
    Honeywell Automation India, Ltd.......................     710   28,953
   *Housing Development & Infrastructure, Ltd.............  56,075   31,017
    HSIL, Ltd.............................................  19,048   24,287
    HT Media, Ltd.........................................  11,369   18,496
    ICICI Bank, Ltd.......................................   9,160  136,635
    ICICI Bank, Ltd. Sponsored ADR........................  17,656  578,764
    IDBI Bank, Ltd........................................  42,786   45,450
   *Idea Cellular, Ltd.................................... 146,697  411,257
    IDFC, Ltd............................................. 142,144  253,995
    IFCI, Ltd.............................................  70,683   25,603
    India Cements, Ltd....................................  40,443   34,500
    India Infoline, Ltd...................................  56,463   47,246
    Indian Bank...........................................  21,645   28,807
    Indian Hotels Co., Ltd................................  58,430   42,238
    Indian Oil Corp., Ltd.................................  11,712   39,474
    Indian Overseas Bank..................................  44,957   31,177
    Indraprastha Gas, Ltd.................................   3,321   14,333
    IndusInd Bank, Ltd....................................  51,899  325,797
    Infosys, Ltd..........................................   5,251  258,130
    Infosys, Ltd. Sponsored ADR...........................   1,610   79,985
    Infotech Enterprises, Ltd.............................   1,202    3,558
    ING Vysya Bank, Ltd...................................   7,120   60,448
    Ipca Laboratories, Ltd................................   5,325   58,114
    IRB Infrastructure Developers, Ltd....................  12,168   14,549
    ITC, Ltd..............................................  19,410  109,223
    Jagran Prakashan, Ltd.................................  14,570   22,499
    Jain Irrigation Systems, Ltd..........................  62,508   51,507
    Jaiprakash Associates, Ltd............................ 206,499  122,965
   *Jaiprakash Power Ventures, Ltd........................  27,569    4,506
    Jammu & Kashmir Bank, Ltd.............................   3,646   66,902
    Jaypee Infratech, Ltd.................................   5,551    1,616
   *Jet Airways India, Ltd................................   3,135   18,249
    Jindal Saw, Ltd.......................................  26,565   18,759
   *Jindal Stainless, Ltd.................................     282      206

                                     1376

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
INDIA -- (Continued)
    Jindal Steel & Power, Ltd.............................  32,951 $107,674
    JM Financial, Ltd.....................................  45,037   14,792
    JSW Energy, Ltd.......................................  93,328   64,052
    JSW Steel, Ltd........................................  18,599  175,365
   *Jubilant Foodworks, Ltd...............................   1,135   20,990
    Jubilant Life Sciences, Ltd...........................   5,040    7,553
    Jyothy Laboratories, Ltd..............................   3,882   10,488
    Kajaria Ceramics, Ltd.................................     392    1,551
    Kakinada Fertilizers, Ltd.............................  69,051   12,730
    Kalpataru Power Transmission, Ltd.....................   1,245    1,276
    Karnataka Bank, Ltd...................................  25,200   33,126
    Karur Vysya Bank, Ltd.................................   6,700   42,382
    KEC International, Ltd................................   2,940    1,347
    Kotak Mahindra Bank, Ltd..............................  23,660  253,776
    KPIT Cummins Infosystems, Ltd.........................  24,990   51,750
   *KSK Energy Ventures, Ltd..............................   4,226    4,030
    Lakshmi Machine Works, Ltd............................     692   20,133
   *Lanco Infratech, Ltd.................................. 138,520   12,040
    Larsen & Toubro, Ltd..................................  16,407  228,397
    Lupin, Ltd............................................  12,300  177,290
    Madras Cements, Ltd...................................  15,000   39,587
    Maharashtra Seamless, Ltd.............................   6,338   20,440
    Mahindra & Mahindra Financial Services, Ltd...........  38,440  147,973
    Mahindra & Mahindra, Ltd..............................  11,811  177,723
    Mahindra & Mahindra, Ltd. GDR.........................  12,272  183,034
    Mahindra Lifespace Developers, Ltd....................   3,460   25,222
    Mangalore Refinery & Petrochemicals, Ltd..............  46,650   24,930
    Maruti Suzuki India, Ltd..............................   5,785  126,077
    MAX India, Ltd........................................  16,870   52,817
    McLeod Russel India, Ltd..............................  12,761   60,235
    MindTree, Ltd.........................................   1,785   28,048
    Monnet Ispat & Energy, Ltd............................   3,882    6,834
    Motherson Sumi Systems, Ltd...........................  19,578   64,965
    Motilal Oswal Financial Services, Ltd.................   6,733    8,708
    Mphasis, Ltd..........................................  11,064   73,128
    MRF, Ltd..............................................     248   54,293
   *Nagarjuna Oil Refinery, Ltd...........................  62,774    3,111
    Natco Pharma, Ltd.....................................     319    3,196
    National Aluminium Co., Ltd........................... 104,971   47,032
    Nava Bharat Ventures, Ltd.............................   1,957    5,796
    Navneet Publications India, Ltd.......................   3,710    3,507
    NCC, Ltd..............................................  31,522   12,072
    NHPC, Ltd............................................. 121,665   33,336
    NIIT Technologies, Ltd................................   6,924   27,351
    NTPC, Ltd.............................................   9,275   19,839
    Oberoi Realty, Ltd....................................     194      639
    Oil & Natural Gas Corp., Ltd..........................  19,773   94,886
    Oil India, Ltd........................................   3,393   29,049
   *OMAXE, Ltd............................................  11,350   25,927
    Opto Circuits India, Ltd..............................  22,089    8,783
   *Oracle Financial Services Software, Ltd...............   2,009   97,572
    Orchid Chemicals & Pharmaceuticals, Ltd...............   6,451    3,986
    Orient Cement Ltd.....................................   9,034    4,903

                                     1377

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
INDIA -- (Continued)
    Oriental Bank of Commerce.............................  16,218 $ 41,693
    Orissa Minerals Development Co., Ltd..................     220    6,949
   *Parsvnath Developers, Ltd.............................   3,755    1,737
    Peninsula Land, Ltd...................................  10,444    5,711
   *Peter England Fashions and Retail, Ltd................   1,786    4,555
    Petronet LNG, Ltd.....................................  34,000   65,142
    Phoenix Mills, Ltd....................................   5,631   22,509
    Pidilite Industries, Ltd..............................  11,464   50,832
   *Pipavav Defence & Offshore Engineering Co., Ltd.......  25,205   27,848
    Piramal Enterprises, Ltd..............................  13,032  117,861
    Power Grid Corp. of India, Ltd........................  37,509   61,285
    Prestige Estates Projects, Ltd........................     686    1,459
    PTC India, Ltd........................................  36,971   27,158
    Punj Lloyd, Ltd.......................................  71,973   31,494
    Punjab National Bank..................................   1,815   17,170
    Radico Khaitan, Ltd...................................   6,715   10,285
    Rain Commodities, Ltd.................................  12,419    7,128
    Rallis India, Ltd.....................................   2,446    5,521
   *Ranbaxy Laboratories, Ltd.............................  21,301  100,494
    Raymond, Ltd..........................................   6,963   21,324
    Redington India, Ltd..................................  20,505   19,342
    REI Agro, Ltd.........................................  71,019   11,901
    Reliance Capital, Ltd.................................  22,668  127,451
    Reliance Communications, Ltd.......................... 107,504  249,460
    Reliance Industries, Ltd..............................  68,163  980,520
    Reliance Industries, Ltd. GDR.........................   8,680  248,245
    Reliance Infrastructure, Ltd..........................   9,563   53,536
   *Reliance Power, Ltd................................... 123,191  148,006
    Rolta India, Ltd......................................  21,070   19,542
    Ruchi Soya Industries, Ltd............................  16,055   14,029
    Rural Electrification Corp., Ltd......................  13,757   35,939
    Sadbhav Engineering, Ltd..............................   4,350    5,024
    Sanofi India, Ltd.....................................   1,238   48,776
    Sesa Goa, Ltd.........................................  85,295  180,861
   *Shipping Corp. of India, Ltd..........................  26,115   12,635
    Shree Cement, Ltd.....................................   1,212   87,829
   *Shree Renuka Sugars, Ltd..............................  66,795   18,837
    Shriram Transport Finance Co., Ltd....................   7,725   80,879
    Sintex Industries, Ltd................................  35,352   15,340
    SKF India, Ltd........................................   3,176   26,171
    Sobha Developers, Ltd.................................   5,557   26,368
    South Indian Bank, Ltd................................ 100,340   37,933
    SRF, Ltd..............................................   8,369   18,542
    Star Ferro and Cement, Ltd............................   6,288      533
    State Bank of Bikaner & Jaipur........................     887    5,186
    State Bank of India...................................   4,536  127,296
    State Bank of India GDR...............................   2,351  132,123
    Steel Authority of India, Ltd.........................  32,423   22,273
   *Sterling Biotech, Ltd.................................  11,381      933
    Sterlite Industries India, Ltd........................  34,844   43,430
    Sterlite Industries India, Ltd. ADR...................  25,069  126,097
    Sterlite Technologies, Ltd............................  15,181    4,682
    Strides Arcolab, Ltd..................................   6,009   57,313

                                     1378

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
   *Sun Pharma Advanced Research Co., Ltd................    11,442 $    23,461
    Sun Pharmaceutical Industries, Ltd. ()...............     6,511      60,532
    Sun Pharmaceutical Industries, Ltd. (6582483)........     6,511      60,161
    Sun TV Network, Ltd..................................     7,669      51,280
    Supreme Industries, Ltd..............................    13,945      79,053
   *Suzlon Energy, Ltd...................................   194,587      22,420
    Syndicate Bank.......................................    33,071      47,692
    Tata Chemicals, Ltd..................................    15,664      66,517
    Tata Communications, Ltd.............................     9,010      21,903
   #Tata Communications, Ltd. ADR........................     5,100      23,460
    Tata Consultancy Services, Ltd.......................     4,166     124,289
    Tata Global Beverages, Ltd...........................    71,709     188,656
    Tata Motors, Ltd.....................................   127,048     606,844
    Tata Power Co., Ltd..................................    61,893      88,717
    Tata Steel, Ltd......................................    40,684     145,198
   *Tata Teleservices Maharashtra, Ltd...................    58,119       6,369
    Tech Mahindra, Ltd...................................    11,466     235,031
    Thermax, Ltd.........................................     3,559      34,039
    Timken India, Ltd....................................     1,690       4,404
    Titan Industries, Ltd................................     9,863      42,918
    Torrent Pharmaceuticals, Ltd. (B0XPSB8)..............     2,125      14,995
    Torrent Pharmaceuticals, Ltd. ().....................     2,125      14,991
    Torrent Power, Ltd...................................    10,757      13,164
    Trent, Ltd...........................................       655      10,715
    Triveni Turbine, Ltd.................................    41,519      32,419
    Tube Investments of India, Ltd.......................    18,724      42,845
   *TV18 Broadcast, Ltd..................................    35,160      10,189
    TVS Motor Co., Ltd...................................    34,636      17,533
    UCO Bank.............................................    28,541      28,386
    Ultratech Cement, Ltd................................     4,462     134,068
    Unichem Laboratories, Ltd............................     2,817       7,685
    Union Bank of India..................................    29,326      64,006
   *Unitech, Ltd.........................................   275,150      75,255
    United Phosphorus, Ltd...............................    47,856     100,222
    United Spirits, Ltd..................................    14,414     564,613
   *Vardhman Special Steels, Ltd.........................       555         125
    Vardhman Textiles, Ltd...............................     2,777      12,969
    Videocon Industries, Ltd.............................    10,131      28,310
    Vijaya Bank..........................................    34,615      22,885
    Voltas, Ltd..........................................    27,567      35,551
    Welspun Corp., Ltd...................................    15,250       9,060
    Wipro, Ltd...........................................    20,467     145,264
   *Wockhardt, Ltd.......................................     5,875      45,219
    Yes Bank, Ltd........................................    24,521     129,677
    Zee Entertainment Enterprises, Ltd...................    52,912     216,353
    Zensar Technologies, Ltd.............................     4,461      16,183
                                                                    -----------
TOTAL INDIA..............................................            20,994,007
                                                                    -----------
INDONESIA -- (0.7%)
    Adaro Energy Tbk PT.................................. 1,697,000     115,372
    Adhi Karya Persero Tbk PT............................   247,500      74,024
    Agung Podomoro Land Tbk PT...........................   395,500      12,696
    AKR Corporindo Tbk PT................................   357,000     149,907

                                     1379

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                           --------- --------
INDONESIA -- (Continued)
    Alam Sutera Realty Tbk PT............................. 1,969,500 $133,941
    Aneka Tambang Persero Tbk PT.......................... 1,060,000  119,605
    Arwana Citramulia Tbk PT..............................   200,000   16,152
    Asahimas Flat Glass Tbk PT............................    86,500   66,468
    Astra Agro Lestari Tbk PT.............................    69,500  105,011
    Astra International Tbk PT............................   723,500  457,824
   *Bakrie and Brothers Tbk PT............................ 5,212,000   25,356
    Bakrie Sumatera Plantations Tbk PT.................... 1,417,000    7,171
   *Bakrie Telecom Tbk PT................................. 4,680,500   22,777
   *Bakrieland Development Tbk PT......................... 3,393,500   16,487
    Bank Bukopin Tbk PT...................................   612,000   39,244
    Bank Central Asia Tbk PT..............................   256,000  258,752
    Bank Danamon Indonesia Tbk PT.........................   560,263  283,358
    Bank Mandiri Persero Tbk PT...........................   561,909  486,338
    Bank Negara Indonesia Persero Tbk PT.................. 1,030,120  427,816
   *Bank Pan Indonesia Tbk PT............................. 1,316,000   80,632
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT..   738,500   76,169
   *Bank Permata Tbk PT...................................     1,500      237
    Bank Rakyat Indonesia Persero Tbk PT..................   630,500  505,279
    Bank Tabungan Negara Persero Tbk PT...................   790,241   80,103
   *Bank Tabungan Pensiunan Nasional Tbk PT...............    54,000   22,869
   *Barito Pacific Tbk PT.................................   293,000   12,101
    Bayan Resources Tbk PT................................    16,000   11,516
   *Benakat Petroleum Energy Tbk PT.......................   398,500    4,885
   *Berlian Laju Tanker Tbk PT............................   514,666       --
    Bhakti Investama Tbk PT............................... 4,082,500  174,301
    Bisi International PT.................................   255,500   15,412
    Bumi Serpong Damai PT................................. 1,396,000  214,065
    BW Plantation Tbk PT..................................   436,500   31,003
   *Central Proteinaprima Tbk PT.......................... 4,938,500   24,026
    Charoen Pokphand Indonesia Tbk PT.....................   659,000  275,492
    Ciputra Development Tbk PT............................ 2,037,576  228,061
    Ciputra Surya Tbk PT..................................   205,500   53,380
    Citra Marga Nusaphala Persada Tbk PT..................   348,000  103,928
   *Darma Henwa Tbk PT.................................... 3,062,000   14,897
   *Delta Dunia Makmur Tbk PT............................. 1,339,500   15,105
   *Energi Mega Persada Tbk PT............................ 6,952,500   70,914
   *Exploitasi Energi Indonesia Tbk PT.................... 1,212,500   31,855
    Gajah Tunggal Tbk PT..................................   407,500  103,966
    Global Mediacom Tbk PT................................ 1,408,500  314,682
    Gudang Garam Tbk PT...................................    50,000  205,732
   *Hanson International Tbk PT...........................   744,500   45,556
    Harum Energy Tbk PT...................................   224,000   56,652
    Hexindo Adiperkasa Tbk PT.............................    75,000   36,470
    Holcim Indonesia Tbk PT...............................   435,500  111,157
   *Indah Kiat Pulp & Paper Corp. Tbk PT..................   490,500   49,626
    Indika Energy Tbk PT..................................   388,000   23,384
    Indo Tambangraya Megah Tbk PT.........................    25,000   58,805
    Indocement Tunggal Prakarsa Tbk PT....................   121,500  246,367
    Indofood CBP Sukses Makmur Tbk PT.....................    19,000   20,673
    Indofood Sukses Makmur Tbk PT.........................   675,000  426,037
    Indosat Tbk PT........................................    33,500   16,290
    Indosat Tbk PT ADR....................................     1,609   37,651

                                     1380

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
   *Inovisi Infracom Tbk PT..............................     7,778 $     1,103
    Intiland Development Tbk PT.......................... 1,083,000      42,089
    Japfa Comfeed Indonesia Tbk PT....................... 1,047,500     124,216
    Jasa Marga Persero Tbk PT............................   239,500     124,592
    Kalbe Farma Tbk PT................................... 2,130,000     295,900
    Kawasan Industri Jababeka Tbk PT..................... 4,401,605     123,909
   *Lippo Cikarang Tbk PT................................   109,000      66,700
    Lippo Karawaci Tbk PT................................ 4,388,250     545,851
    Malindo Feedmill Tbk PT..............................    60,500      18,361
    Matahari Putra Prima Tbk PT..........................   520,000     122,645
    Mayora Indah Tbk PT..................................   107,000     332,772
    Medco Energi Internasional Tbk PT....................   325,000      56,600
    Media Nusantara Citra Tbk PT.........................   613,000     184,714
    Mitra Adiperkasa Tbk PT..............................    60,500      34,156
   *Mitra International Resources Tbk PT.................   821,000       4,707
   *Nusantara Infrastructure Tbk PT......................   815,000      18,632
    Pabrik Kertas Tjiwi Kimia Tbk PT.....................   156,500      28,736
    Pakuwon Jati Tbk PT.................................. 2,408,000      88,976
   *Panin Financial Tbk PT............................... 4,108,500      74,597
    Pembangunan Perumahan Persero Tbk PT.................   475,000      65,514
    Perusahaan Gas Negara Persero Tbk PT.................   192,500     110,549
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT.................................................   647,500      70,497
   *Polychem Indonesia Tbk PT............................   324,500       8,196
    Ramayana Lestari Sentosa Tbk PT......................   834,824     107,040
   *Resource Alam Indonesia Tbk PT.......................    57,000       8,035
    Salim Ivomas Pratama Tbk PT..........................   192,000      12,900
    Sampoerna Agro PT....................................   136,000      20,709
    Semen Indonesia Persero Tbk PT.......................   133,500     197,457
   *Sentul City Tbk PT................................... 5,742,000     139,563
   *Sugih Energy Tbk PT.................................. 1,174,500      47,911
    Summarecon Agung Tbk PT.............................. 3,131,000     304,472
    Surya Citra Media Tbk PT.............................   205,000      53,342
    Surya Semesta Internusa Tbk PT.......................   600,500      54,853
    Tambang Batubara Bukit Asam Persero Tbk PT...........   106,000     102,591
    Telekomunikasi Indonesia Persero Tbk PT..............     7,000       8,098
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR................................................     3,700     168,757
    Tiga Pilar Sejahtera Food Tbk........................   669,000      85,244
    Timah Persero Tbk PT.................................   380,500      42,475
    Total Bangun Persada Tbk PT..........................   164,500      15,988
   *Tower Bersama Infrastructure Tbk PT..................   102,500      56,816
   *Trada Maritime Tbk PT................................   441,000      58,319
   *Truba Alam Manunggal Engineering PT.................. 2,841,000      13,821
    Tunas Baru Lampung Tbk PT............................   326,500      14,744
    Tunas Ridean Tbk PT..................................   537,500      39,220
    Unilever Indonesia Tbk PT............................    34,000     104,987
    United Tractors Tbk PT...............................   188,924     308,806
    Vale Indonesia Tbk PT................................   589,000     101,183
    Wijaya Karya Persero Tbk PT..........................   754,500     152,321
    XL Axiata Tbk PT.....................................   363,500     159,087
                                                                    -----------
TOTAL INDONESIA..........................................            11,540,328
                                                                    -----------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C...............................    17,870      39,515

                                     1381

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
IRELAND -- (Continued)
    Anglo Irish Bank Corp. P.L.C..........................   114,377 $       --
   *Bank of Ireland....................................... 2,450,883    552,239
   *Bank of Ireland Sponsored ADR.........................       200      1,814
    C&C Group P.L.C.......................................    80,495    448,806
    CRH P.L.C.............................................    31,891    670,187
    CRH P.L.C. Sponsored ADR..............................    54,717  1,155,076
    Dragon Oil P.L.C......................................    53,618    503,794
   *Elan Corp. P.L.C......................................     9,558    146,165
   *Elan Corp. P.L.C. Sponsored ADR.......................    23,010    354,354
    FBD Holdings P.L.C....................................     4,734    101,142
    Glanbia P.L.C.........................................    11,025    144,188
    Grafton Group P.L.C...................................    31,048    253,338
    IFG Group P.L.C.......................................     5,297      9,194
    Irish Continental Group P.L.C.........................       408     12,503
   *Kenmare Resources P.L.C...............................    77,286     31,373
    Kerry Group P.L.C. Class A............................    14,315    879,526
    Kingspan Group P.L.C..................................    26,745    375,428
    Paddy Power P.L.C.....................................     3,536    286,334
    Smurfit Kappa Group P.L.C.............................    33,426    676,001
                                                                     ----------
TOTAL IRELAND.............................................            6,640,977
                                                                     ----------
ISRAEL -- (0.5%)
   *Africa Israel Investments, Ltd........................    44,725     86,162
   *Africa Israel Properties, Ltd.........................     1,443     18,361
   *Airport City, Ltd.....................................     3,511     25,949
   *AL-ROV Israel, Ltd....................................       855     24,500
   *Allot Communications, Ltd.............................       931     13,786
    Amot Investments, Ltd.................................     7,009     19,431
   *AudioCodes, Ltd.......................................     7,800     38,705
    Azrieli Group.........................................     8,454    263,218
    Bank Hapoalim BM......................................   200,597    959,248
   *Bank Leumi Le-Israel BM...............................   207,956    697,702
    Bayside Land Corp.....................................       119     31,013
    Bezeq The Israeli Telecommunication Corp., Ltd........   108,109    174,631
    Big Shopping Centers 2004, Ltd........................       280      9,808
    Blue Square Real Estate, Ltd..........................       248      8,883
    Cellcom Israel, Ltd...................................     4,883     54,690
   *Ceragon Networks, Ltd.................................     2,962     10,153
   *Clal Biotechnology Industries, Ltd....................     9,977     18,953
    Clal Industries, Ltd..................................    16,728     70,303
    Clal Insurance Enterprises Holdings, Ltd..............     5,758    107,848
    Delek Automotive Systems, Ltd.........................     7,070     71,986
    Delek Group, Ltd......................................       760    213,422
    Delta-Galil Industries, Ltd...........................     1,491     25,674
    DS Apex Holdings, Ltd.................................     1,297      4,227
    Elbit Systems, Ltd. (6308913).........................     2,679    118,192
    Elbit Systems, Ltd. (M3760D101).......................       900     40,023
    Electra, Ltd..........................................       470     58,358
   *Equital, Ltd..........................................       537      7,243
   *Evogene, Ltd..........................................     1,903     11,156
   *EZchip Semiconductor, Ltd. (6554998)..................       586     18,546
   *EZchip Semiconductor, Ltd. (M4146Y108)................     1,887     59,724
    First International Bank Of Israel, Ltd...............     6,313     99,688

                                     1382

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
    Formula Systems 1985, Ltd...............................   2,025 $   47,215
    Frutarom Industries, Ltd................................   8,502    144,641
   *Gilat Satellite Networks, Ltd...........................     760      3,899
   *Given Imaging, Ltd......................................   2,739     42,871
   *Hadera Paper, Ltd.......................................     279     18,045
    Harel Insurance Investments & Financial Services, Ltd...   3,240    179,947
    Industrial Buildings Corp...............................   4,213      6,805
    Israel Chemicals, Ltd...................................  12,156     96,935
   *Israel Discount Bank, Ltd. Class A...................... 205,024    348,921
    Ituran Location and Control, Ltd........................   3,383     61,005
   *Jerusalem Oil Exploration...............................   3,161    101,437
   *Kamada, Ltd.............................................   1,185     14,724
   *Kardan Yazamut..........................................   3,511        269
    Matrix IT, Ltd..........................................   8,590     43,665
   *Mazor Robotics, Ltd.....................................   3,869     25,786
    Melisron, Ltd...........................................   3,598     89,438
   *Mellanox Technologies, Ltd..............................   4,035    181,982
   *Menorah Mivtachim Holdings, Ltd.........................   6,823     77,644
    Migdal Insurance & Financial Holding, Ltd...............  83,970    137,358
    Mivtach Shamir..........................................   1,032     31,697
   *Mizrahi Tefahot Bank, Ltd...............................  33,773    360,147
   *Naphtha Israel Petroleum Corp., Ltd.....................   1,768      9,979
    Neto ME Holdings, Ltd...................................     124      5,521
    NICE Systems, Ltd. Sponsored ADR........................   8,883    343,861
   *Nitsba Holdings 1995, Ltd...............................   4,222     53,957
   *Nova Measuring Instruments, Ltd.........................   2,874     26,293
   *Oil Refineries, Ltd..................................... 178,646     76,654
   *Ormat Industries........................................  19,684    118,137
    Osem Investments, Ltd...................................   3,323     74,093
    Partner Communications Co., Ltd.........................   4,388     33,317
    Partner Communications Co., Ltd. ADR....................   1,600     12,144
   *Paz Oil Co., Ltd........................................     770    125,130
    Phoenix Holdings, Ltd. (The)............................  20,145     74,334
    Plasson Industries, Ltd.................................      42      1,365
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.....     368     18,982
    Shikun & Binui, Ltd.....................................  33,554     79,751
    Shufersal, Ltd..........................................   7,747     30,413
    Strauss Group, Ltd......................................   4,340     74,856
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR......  39,637  1,573,589
   *Tower Semiconductor, Ltd................................   4,323     19,118
   *Union Bank of Israel....................................   4,714     20,304
                                                                     ----------
TOTAL ISRAEL................................................          8,147,812
                                                                     ----------
ITALY -- (1.5%)
    A2A SpA................................................. 209,722    182,543
    ACEA SpA................................................   8,786     81,210
    Aeroporto di Venezia Marco Polo SpA - SAVE..............   1,232     20,529
    Alerion Cleanpower SpA..................................   2,885     12,599
    Amplifon SpA............................................  20,340    101,859
    Ansaldo STS SpA.........................................   5,955     55,879
   *Arnoldo Mondadori Editore SpA...........................  24,039     31,839
    Ascopiave SpA...........................................   6,261     10,929
    Assicurazioni Generali SpA..............................  79,557  1,573,784

                                     1383

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
ITALY -- (Continued)
    Astaldi SpA...........................................    10,298 $   73,940
    Atlantia SpA..........................................     5,870    111,752
   *Autogrill SpA.........................................    12,573    192,046
    Azimut Holding SpA....................................    13,319    299,263
  #*Banca Carige SpA......................................   218,484    122,430
    Banca Generali SpA....................................     5,417    136,119
    Banca IFIS SpA........................................     1,654     19,984
  #*Banca Monte dei Paschi di Siena SpA................... 1,285,743    352,373
   *Banca Piccolo Credito Valtellinese Scarl..............    89,739    109,198
   *Banca Popolare dell'Emilia Romagna S.c.r.l............    78,329    469,140
   *Banca Popolare dell'Etruria e del Lazio...............     2,124      1,775
   *Banca Popolare di Milano Scarl........................   735,065    360,887
    Banca Popolare di Sondrio Scarl.......................    63,492    333,133
    Banca Profilo SpA.....................................    61,003     17,832
    Banco di Desio e della Brianza SpA....................     7,525     18,908
   *Banco Popolare........................................   359,134    458,402
    BasicNet SpA..........................................     9,483     19,944
    Brembo SpA............................................     7,759    168,726
   *Brioschi Sviluppo Immobiliare SpA.....................   129,433     14,054
    Buzzi Unicem SpA......................................    17,976    265,598
    Cementir Holding SpA..................................    16,325     53,917
   *CIR-Compagnie Industriali Riunite SpA.................    95,822    125,622
    Credito Bergamasco SpA................................     1,348     19,969
    Credito Emiliano SpA..................................    19,642    107,994
    Danieli & C Officine Meccaniche SpA...................     4,275    111,722
    Datalogic SpA.........................................     2,581     22,315
    Davide Campari-Milano SpA.............................    36,106    279,542
    De'Longhi SpA.........................................     5,495     87,773
    DiaSorin SpA..........................................     2,217     93,415
    Ei Towers SpA.........................................     2,096     78,246
    Enel Green Power SpA..................................   144,312    321,227
    Enel SpA..............................................   122,254    409,088
    Engineering SpA.......................................       937     37,094
    Eni SpA...............................................    43,666    964,456
    Eni SpA Sponsored ADR.................................    35,048  1,547,369
    ERG SpA...............................................    13,974    136,019
    Esprinet SpA..........................................     6,596     28,623
   *Eurotech SpA..........................................    11,463     18,237
   *Falck Renewables SpA..................................    11,517     13,229
    Fiat Industrial SpA...................................    25,864    319,322
   *Fiat SpA..............................................   177,559  1,415,743
   *Finmeccanica SpA......................................   105,670    552,833
   *Fondiaria-Sai SpA.....................................    67,284    139,369
   *Gemina SpA............................................    98,708    205,829
    Geox SpA..............................................    12,742     33,210
   *Gruppo Editoriale L'Espresso SpA......................    19,872     24,323
    Hera SpA..............................................    86,623    174,799
   *IMMSI SpA.............................................    36,255     21,024
    Indesit Co. SpA.......................................    11,542     85,471
    Industria Macchine Automatiche SpA....................     1,478     36,369
   *Intek Group SpA.......................................   131,121     47,053
    Interpump Group SpA...................................    17,064    169,159
    Intesa Sanpaolo SpA...................................   795,998  1,518,403

                                     1384

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
ITALY -- (Continued)
    Intesa Sanpaolo SpA Sponsored ADR.....................     200 $    2,282
    Iren SpA.............................................. 108,074    121,445
    Italcementi SpA.......................................  17,174    127,562
   *Italmobiliare SpA.....................................   1,543     36,866
   *Juventus Football Club SpA............................ 149,340     39,042
   *Landi Renzo SpA.......................................   9,013     12,242
    Lottomatica Group SpA.................................  11,013    305,700
    Luxottica Group SpA...................................   1,046     55,417
    Luxottica Group SpA Sponsored ADR.....................   2,300    120,750
    MARR SpA..............................................   3,171     41,462
   *Mediaset SpA.......................................... 170,153    743,301
    Mediobanca SpA........................................ 118,910    732,550
    Mediolanum SpA........................................  29,726    226,537
   *Milano Assicurazioni SpA.............................. 164,071    110,755
    Nice SpA..............................................   1,842      6,120
    Parmalat SpA.......................................... 139,282    455,294
    Piaggio & C SpA.......................................  25,772     72,018
   *Pininfarina SpA.......................................   1,514      5,860
    Pirelli & C. SpA......................................  31,874    418,568
  #*Prelios SpA...........................................  16,550     13,329
   *Premafin Finanziaria SpA..............................  62,392     13,930
    Prysmian SpA..........................................  14,297    290,670
   *RCS MediaGroup SpA....................................   1,319      2,258
    Recordati SpA.........................................  15,638    185,118
    Reply SpA.............................................     882     39,762
   *Retelit SpA...........................................   5,709      3,448
    Sabaf SpA.............................................   1,349     17,761
   *Safilo Group SpA......................................   6,201    127,624
    Saipem SpA............................................   5,595    119,270
   *Saras SpA.............................................  48,658     59,653
    Snam SpA..............................................  58,587    276,885
    Societa Cattolica di Assicurazioni S.c.r.l............   9,323    209,713
    Societa Iniziative Autostradali e Servizi SpA.........  13,130    114,964
    Sogefi SpA............................................  11,540     45,619
    SOL SpA...............................................  11,034     78,701
   *Sorin SpA.............................................  55,777    151,966
   *Telecom Italia Media SpA..............................  35,176      3,885
    Telecom Italia SpA.................................... 733,354    503,087
    Telecom Italia SpA Sponsored ADR......................  48,868    336,212
    Tenaris SA ADR........................................   8,006    355,867
    Terna Rete Elettrica Nazionale SpA....................  42,552    190,062
   *Tiscali SpA...........................................  91,625      4,672
    Tod's SpA.............................................     719    117,134
    Trevi Finanziaria Industriale SpA.....................  12,943    108,168
    UniCredit SpA......................................... 315,538  1,723,565
    Unione di Banche Italiane SCPA........................ 201,969    860,939
    Unipol Gruppo Finanziario SpA.........................  56,973    219,064
    Vittoria Assicurazioni SpA............................   8,898     82,196
   *Yoox SpA..............................................   4,630    121,623

                                     1385

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
ITALY -- (Continued)
    Zignago Vetro SpA.....................................  1,366 $     8,178
                                                                  -----------
TOTAL ITALY...............................................         24,834,533
                                                                  -----------
JAPAN -- (15.4%)
    77 Bank, Ltd. (The)................................... 76,000     367,130
    A&D Co., Ltd..........................................  5,400      35,995
    A.S. One Corp.........................................  2,700      63,053
   #ABC-Mart, Inc.........................................  2,400     108,235
    Accordia Golf Co., Ltd................................    224     244,243
    Achilles Corp......................................... 43,000      54,366
    ADEKA Corp............................................ 25,200     254,152
    Aderans Co., Ltd......................................  2,800      40,169
    Advan Co., Ltd........................................  3,500      39,860
    Advantest Corp........................................  7,800     101,603
    Advantest Corp. ADR...................................  3,900      50,739
   #Aeon Co., Ltd......................................... 44,200     607,489
   #Aeon Delight Co., Ltd.................................  1,500      27,382
    Aeon Fantasy Co., Ltd.................................  3,700      59,218
    Aeon Mall Co., Ltd....................................  1,980      49,239
    Agrex, Inc............................................    600       5,071
    Ahresty Corp..........................................  5,200      35,435
    Ai Holdings Corp......................................  8,200      70,132
    Aica Kogyo Co., Ltd...................................  9,000     173,735
    Aichi Bank, Ltd. (The)................................  2,400     109,126
    Aichi Corp............................................  8,300      43,646
    Aichi Steel Corp...................................... 33,000     157,614
    Aichi Tokei Denki Co., Ltd............................  7,000      20,276
    Aida Engineering, Ltd................................. 17,000     133,898
    Ain Pharmaciez, Inc...................................  2,100      91,304
    Aiphone Co., Ltd......................................  2,500      39,982
    Air Water, Inc........................................ 16,000     234,410
    Airport Facilities Co., Ltd........................... 10,300      60,784
    Aisan Industry Co., Ltd............................... 10,600     106,417
    Aisin Seiki Co., Ltd..................................  9,500     376,338
    Aizawa Securities Co., Ltd............................  8,700      58,015
    Ajinomoto Co., Inc.................................... 59,000     822,995
   #Akebono Brake Industry Co., Ltd....................... 13,500      64,110
    Akita Bank, Ltd. (The)................................ 43,000     115,684
    Alconix Corp..........................................  2,100      40,243
    Alfresa Holdings Corp.................................  9,300     461,362
    Allied Telesis Holdings KK............................ 38,200      33,897
    Alpen Co., Ltd........................................  4,500      86,854
    Alpha Systems, Inc....................................  1,080      12,369
    Alpine Electronics, Inc............................... 11,100     108,951
    Alps Electric Co., Ltd................................ 45,300     339,448
    Alps Logistics Co., Ltd...............................  2,200      23,359
    Altech Corp...........................................    300       3,099
    Amada Co., Ltd........................................ 87,000     624,174
    Amano Corp............................................ 13,500     144,512
    Amiyaki Tei Co., Ltd..................................      3       9,210
    Amuse, Inc............................................  2,600      62,782
    ANA Holdings, Inc..................................... 51,000     105,020
    Anest Iwata Corp......................................  5,000      24,474

                                     1386

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
   #Anritsu Corp..........................................  18,000 $225,843
    AOC Holdings, Inc.....................................  10,500   34,133
    AOI Electronic Co., Ltd...............................   1,100   16,039
    AOKI Holdings, Inc....................................   4,000  127,339
    Aomori Bank, Ltd. (The)...............................  51,000  133,153
    Aoyama Trading Co., Ltd...............................  14,700  366,757
   *Aozora Bank, Ltd......................................  85,000  262,582
    Arakawa Chemical Industries, Ltd......................   3,900   32,777
    Arata Corp............................................   3,000   10,810
    Arcland Sakamoto Co., Ltd.............................   5,400   83,966
    Arcs Co., Ltd.........................................   7,500  138,168
    Argo Graphics, Inc....................................     700   12,379
    Ariake Japan Co., Ltd.................................   3,200   74,960
    Arisawa Manufacturing Co., Ltd........................   7,000   29,373
    Arnest One Corp.......................................   8,300  156,918
   *Arrk Corp.............................................   6,600   16,389
    Artnature, Inc........................................     300    6,582
    Asahi Co., Ltd........................................   2,000   32,011
    Asahi Diamond Industrial Co., Ltd.....................  10,600  109,392
    Asahi Glass Co., Ltd.................................. 144,000  931,339
    Asahi Group Holdings, Ltd.............................  12,200  310,769
    Asahi Holdings, Inc...................................   3,800   67,380
    Asahi Kasei Corp...................................... 102,000  645,070
    Asahi Kogyosha Co., Ltd...............................   6,000   20,828
    Asahi Organic Chemicals Industry Co., Ltd.............  15,000   33,784
  #*Asanuma Corp..........................................   9,000    6,418
    Asatsu-DK, Inc........................................   7,300  191,364
    Asax Co., Ltd.........................................       1    1,617
  #*Ashimori Industry Co., Ltd............................   8,000   10,939
    Asics Corp............................................   5,000   83,991
    ASKA Pharmaceutical Co., Ltd..........................   6,000   40,719
   #ASKUL Corp............................................   2,300   42,249
    Astellas Pharma, Inc..................................   5,600  299,504
    Asunaro Aoki Construction Co., Ltd....................   2,000   11,688
    Atom Corp.............................................     300    1,833
    Atsugi Co., Ltd.......................................  29,000   31,344
    Autobacs Seven Co., Ltd...............................  15,900  233,182
   #Avex Group Holdings, Inc..............................   4,700  161,147
    Awa Bank, Ltd. (The)..................................  49,000  256,275
    Axell Corp............................................   2,500   48,148
    Azbil Corp............................................  12,500  268,251
    Bando Chemical Industries, Ltd........................  25,000   88,918
    Bank of Iwate, Ltd. (The).............................   3,200  140,816
    Bank of Kyoto, Ltd. (The).............................  44,000  351,355
    Bank of Nagoya, Ltd. (The)............................  38,000  132,039
    Bank of Okinawa, Ltd. (The)...........................   5,500  225,174
    Bank of Saga, Ltd. (The)..............................  31,000   62,602
    Bank of the Ryukyus, Ltd..............................  10,100  130,092
    Bank of Yokohama, Ltd. (The).......................... 168,000  920,758
    Belc Co., Ltd.........................................   3,600   63,118
    Belluna Co., Ltd......................................   5,950   60,110
    Benefit One, Inc......................................       1    1,732
    Benesse Holdings, Inc.................................   3,200  110,353

                                     1387

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Best Bridal, Inc......................................   2,000 $ 17,474
   *Best Denki Co., Ltd...................................  13,000   21,450
   #Bic Camera, Inc.......................................     197   99,959
    BML, Inc..............................................   2,200   57,232
    Bookoff Corp..........................................   3,500   24,331
    Bridgestone Corp......................................  20,600  729,380
    Brother Industries, Ltd...............................  35,200  390,825
    Bunka Shutter Co., Ltd................................  11,000   62,599
    C Uyemura & Co., Ltd..................................     600   27,601
    CAC Corp..............................................   4,000   34,681
    Calbee, Inc...........................................     300   28,871
    Calsonic Kansei Corp..................................  34,000  178,290
    Can Do Co., Ltd.......................................   1,100   16,156
    Canon Electronics, Inc................................   5,300  100,001
    Canon Marketing Japan, Inc............................  14,100  180,211
   #Canon, Inc............................................   7,700  237,500
   #Canon, Inc. Sponsored ADR.............................   9,399  289,865
    Capcom Co., Ltd.......................................   1,600   28,425
   #Casio Computer Co., Ltd...............................  41,200  367,183
    Cawachi, Ltd..........................................   5,200  104,143
    Central Glass Co., Ltd................................  64,000  201,505
    Central Japan Railway Co..............................   2,300  281,753
    Central Sports Co., Ltd...............................     400    6,367
    Century Tokyo Leasing Corp............................   9,800  269,127
    Chiba Bank, Ltd. (The)................................ 105,000  726,442
   *Chiba Kogyo Bank, Ltd. (The)..........................  13,800  101,245
    Chino Corp............................................   5,000   10,958
    Chiyoda Co., Ltd......................................   4,900  126,264
    Chiyoda Corp..........................................  14,000  166,103
    Chiyoda Integre Co., Ltd..............................   3,700   52,482
    Chori Co., Ltd........................................   3,500   35,599
    Chubu Electric Power Co., Inc.........................  11,400  158,058
    Chubu Shiryo Co., Ltd.................................   6,000   32,267
    Chuetsu Pulp & Paper Co., Ltd.........................  20,000   28,757
    Chugai Pharmaceutical Co., Ltd........................   2,500   49,570
    Chugai Ro Co., Ltd....................................  14,000   34,706
    Chugoku Bank, Ltd. (The)..............................  38,000  493,410
   #Chugoku Electric Power Co., Inc. (The)................   9,400  138,062
    Chugoku Marine Paints, Ltd............................  14,000   72,820
    Chukyo Bank, Ltd. (The)...............................  26,000   46,932
    Chuo Denki Kogyo Co., Ltd.............................   5,100   17,885
    Chuo Spring Co., Ltd..................................   4,000   13,058
    Citizen Holdings Co., Ltd.............................  62,600  357,411
    CKD Corp..............................................  19,600  149,436
  #*Clarion Co., Ltd......................................  28,000   34,457
    Cleanup Corp..........................................   5,100   41,284
   #CMIC Holdings Co., Ltd................................   2,000   38,718
    CMK Corp..............................................  11,500   37,834
    Coca-Cola Central Japan Co., Ltd......................   9,418  125,821
    Coca-Cola West Co., Ltd...............................  17,000  330,215
    Cocokara fine, Inc....................................   4,300  133,724
    Colowide Co., Ltd.....................................   6,000   60,217
    Computer Engineering & Consulting, Ltd................   6,400   39,049

                                     1388

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
    COMSYS Holdings Corp...................................  23,600 $  299,673
    Corona Corp............................................   2,600     28,284
    Cosel Co., Ltd.........................................   4,100     47,254
   *Cosmo Oil Co., Ltd..................................... 150,000    278,318
   *Cosmos Initia Co., Ltd.................................   2,200     14,935
    Cosmos Pharmaceutical Corp.............................     900     95,551
    CREATE SD HOLDINGS Co., Ltd............................   1,600     58,183
    Credit Saison Co., Ltd.................................  23,000    514,867
    CTI Engineering Co., Ltd...............................     200      1,509
    Dai Nippon Printing Co., Ltd...........................  81,000    720,813
    Dai Nippon Toryo Co., Ltd..............................  43,000     65,716
    Dai-Dan Co., Ltd.......................................   9,000     46,564
    Dai-Ichi Kogyo Seiyaku Co., Ltd........................   6,000     14,067
    Dai-ichi Life Insurance Co., Ltd. (The)................     569    774,520
   #Dai-ichi Seiko Co., Ltd................................   3,500     45,507
    Daibiru Corp...........................................  10,600    111,175
    Daicel Corp............................................  70,000    602,505
    Daido Kogyo Co., Ltd...................................  11,553     28,038
    Daido Metal Co., Ltd...................................   9,000     58,727
    Daido Steel Co., Ltd...................................  68,000    393,746
    Daidoh, Ltd............................................   4,000     26,810
  #*Daiei, Inc. (The)......................................  27,800     91,832
    Daifuku Co., Ltd.......................................  21,000    191,770
    Daihatsu Motor Co., Ltd................................   8,000    175,843
    Daihen Corp............................................  31,000    122,167
    Daiho Corp.............................................   8,000     10,672
  #*Daiichi Chuo KK........................................  24,000     24,406
    Daiichi Jitsugyo Co., Ltd..............................  12,000     48,078
    Daiichi Sankyo Co., Ltd................................  27,100    441,012
    Daiichikosho Co., Ltd..................................   1,600     44,726
    Daiken Corp............................................  20,000     52,780
    Daiki Aluminium Industry Co., Ltd......................  10,000     30,367
   #Daikin Industries, Ltd.................................   7,000    290,827
    Daiko Clearing Services Corp...........................     400      2,436
    Daikoku Denki Co., Ltd.................................   2,100     40,029
    Daikokutenbussan Co., Ltd..............................   1,800     52,810
    Daikyo, Inc............................................  58,000    174,207
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..................................................  15,000     63,428
   *Dainippon Screen Manufacturing Co., Ltd................  20,000    110,572
    Dainippon Sumitomo Pharma Co., Ltd.....................  17,600    233,430
    Daio Paper Corp........................................  20,000    120,236
    Daisan Bank, Ltd. (The)................................  34,000     52,700
    Daiseki Co., Ltd.......................................   9,100    159,409
    Daishi Bank, Ltd. (The)................................  71,000    240,222
    Daishinku Corp.........................................   6,000     24,053
    Daiso Co., Ltd.........................................  15,000     42,979
    Daisyo Corp............................................   2,500     34,042
    Daito Bank, Ltd. (The).................................  19,000     16,658
    Daito Pharmaceutical Co., Ltd..........................   1,100     15,724
    Daito Trust Construction Co., Ltd......................   1,700    155,336
    Daiwa House Industry Co., Ltd..........................  46,000    844,826
    Daiwa Securities Group, Inc............................ 212,000  1,798,437
    Daiwabo Holdings Co., Ltd..............................  55,000     88,666

                                     1389

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    DC Co., Ltd...........................................   1,100 $  3,275
    DCM Holdings Co., Ltd.................................  18,300  130,978
   #Dena Co., Ltd.........................................   5,200   98,669
    Denki Kagaku Kogyo KK................................. 109,000  401,641
    Denki Kogyo Co., Ltd..................................  16,000   86,793
    Denso Corp............................................  16,200  735,345
    Dentsu, Inc...........................................  10,900  347,083
    Denyo Co., Ltd........................................   5,400   76,674
    Descente, Ltd.........................................  11,000   81,901
    DIC Corp..............................................  80,000  208,503
   #Disco Corp............................................   2,700  159,574
    Don Quijote Co., Ltd..................................   2,200  115,068
    Doshisha Co., Ltd.....................................   6,000   84,389
    Doutor Nichires Holdings Co., Ltd.....................   6,300   97,331
    Dowa Holdings Co., Ltd................................  24,000  219,159
    Dr Ci:Labo Co., Ltd...................................       7   18,673
    DTS Corp..............................................   3,900   54,686
    Dunlop Sports Co., Ltd................................   3,300   38,552
    Duskin Co., Ltd.......................................  10,700  199,353
    Dwango Co., Ltd.......................................      22   92,503
    Eagle Industry Co., Ltd...............................   6,000   81,723
    Earth Chemical Co., Ltd...............................     200    7,136
    East Japan Railway Co.................................   5,900  474,669
    Ebara Corp............................................  83,000  455,482
    Ebara Jitsugyo Co., Ltd...............................     200    2,656
    EDION Corp............................................  26,100  148,986
    Ehime Bank, Ltd. (The)................................  33,000   79,406
    Eidai Co., Ltd........................................   7,000   28,559
    Eighteenth Bank, Ltd. (The)...........................  39,000   89,035
   #Eiken Chemical Co., Ltd...............................   6,200  103,311
   #Eisai Co., Ltd........................................   2,100   88,765
    Eizo Corp.............................................   4,200   94,187
    Elecom Co., Ltd.......................................   3,700   44,590
    Electric Power Development Co., Ltd...................   3,000   99,225
    Elematec Corp.........................................   1,652   20,900
    en-japan, Inc.........................................       3    5,322
    Enplas Corp...........................................   3,500  279,947
   *Enshu, Ltd............................................   3,000    4,395
   #EPS Corp..............................................      36   42,391
    ESPEC Corp............................................   5,900   45,138
    Excel Co., Ltd........................................   1,900   22,193
    Exedy Corp............................................   9,700  260,928
    Ezaki Glico Co., Ltd..................................  14,000  144,766
    F&A Aqua Holdings, Inc................................   2,600   39,472
    F-Tech, Inc...........................................   1,300   20,010
    Faith, Inc............................................      76    7,814
    FALCO SD HOLDINGS Co., Ltd............................     500    6,970
    FamilyMart Co., Ltd...................................   2,500  110,311
    Fancl Corp............................................  11,500  142,562
    FANUC Corp............................................   1,700  257,401
    Fast Retailing Co., Ltd...............................     400  136,613
    FCC Co., Ltd..........................................   6,800  158,281
  #*FDK Corp..............................................  21,000   18,183

                                     1390

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Felissimo Corp........................................     600 $    7,105
    Ferrotec Corp.........................................  13,000     59,691
    FIDEA Holdings Co., Ltd...............................  25,800     54,105
    Fields Corp...........................................   2,100     34,153
   #Foster Electric Co., Ltd..............................   4,700     80,726
    FP Corp...............................................   1,900    133,791
    France Bed Holdings Co., Ltd..........................  27,000     53,378
   *Fudo Tetra Corp.......................................  19,500     29,997
    Fuji Co. Ltd/Ehime....................................   2,900     52,301
    Fuji Corp., Ltd.......................................   4,000     26,389
    Fuji Electric Co., Ltd................................ 120,000    448,322
    Fuji Electronics Co., Ltd.............................   1,500     19,433
    Fuji Furukawa Engineering & Construction Co., Ltd.....   1,000      2,458
    Fuji Heavy Industries, Ltd............................  76,000  1,871,234
    Fuji Kiko Co., Ltd....................................   4,000     11,909
    Fuji Media Holdings, Inc..............................      94    169,861
    Fuji Oil Co. Ltd/Osaka................................  13,300    222,680
    Fuji Pharma Co., Ltd..................................     900     17,074
    Fuji Seal International, Inc..........................   4,300    124,665
    Fuji Soft, Inc........................................   4,400     82,781
    Fujibo Holdings, Inc..................................  23,000     48,802
    Fujicco Co., Ltd......................................   4,000     46,381
    FUJIFILM Holdings Corp................................  36,800    806,308
    Fujikura Kasei Co., Ltd...............................   5,300     24,911
    Fujikura, Ltd.........................................  97,000    353,665
    Fujimi, Inc...........................................   3,400     39,363
    Fujimori Kogyo Co., Ltd...............................   2,700     82,314
    Fujitec Co., Ltd......................................  16,000    151,824
    Fujitsu Frontech, Ltd.................................   5,600     35,107
    Fujitsu General, Ltd..................................   7,000     80,180
    Fujitsu, Ltd.......................................... 250,500    958,963
    FuKoKu Co., Ltd.......................................   1,400     11,555
    Fukuda Corp...........................................   3,000      9,491
    Fukui Bank, Ltd. (The)................................  45,000     99,994
    Fukuoka Financial Group, Inc.......................... 111,400    501,856
    Fukushima Bank, Ltd. (The)............................  51,000     38,965
    Fukushima Industries Corp.............................   2,200     32,783
    Fukuyama Transporting Co., Ltd........................  39,000    237,468
    Funai Consulting, Inc.................................   3,700     27,087
    Furukawa Co., Ltd.....................................  73,000    145,741
    Furukawa Electric Co., Ltd............................ 159,000    383,842
   #Furukawa-Sky Aluminum Corp............................  18,000     47,835
    Furuno Electric Co., Ltd..............................   4,400     30,737
    Furusato Industries, Ltd..............................   1,500     14,422
    Furuya Metal Co., Ltd.................................     100      3,254
    Fuso Pharmaceutical Industries, Ltd...................  13,000     40,662
   *Futaba Industrial Co., Ltd............................  16,700     72,574
    Fuyo General Lease Co., Ltd...........................   3,100    107,811
    G-Tekt Corp...........................................   2,100     53,615
    Gakken Holdings Co., Ltd..............................  21,000     62,132
    Gecoss Corp...........................................   3,400     19,273
   #Geo Holdings Corp.....................................      73     67,151
    GLOBERIDE, Inc........................................   3,000      3,364

                                     1391

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Glory, Ltd............................................  15,800 $370,327
   #GMO internet, Inc.....................................   7,900   89,463
    Godo Steel, Ltd.......................................  28,000   46,729
    Goldcrest Co., Ltd....................................   6,610  159,102
    Goldwin, Inc..........................................  13,000   61,672
    Gourmet Kineya Co., Ltd...............................   3,000   21,370
  #*Gree, Inc.............................................   8,300   67,256
    GS Yuasa Corp.........................................  63,000  277,488
   #GSI Creos Corp........................................  29,000   44,964
    Gulliver International Co., Ltd.......................   9,800   61,137
   #Gun-Ei Chemical Industry Co., Ltd.....................  10,000   54,875
    Gunma Bank, Ltd. (The)................................  92,000  520,106
    Gunze, Ltd............................................  39,000   96,641
    Gurunavi, Inc.........................................     600    6,458
    H-One Co., Ltd........................................   3,700   38,261
    H2O Retailing Corp....................................  22,000  193,599
    Hachijuni Bank, Ltd. (The)............................  98,000  574,954
    Hagihara Industries, Inc..............................     500    7,861
    Hakudo Co., Ltd.......................................   2,800   22,459
    Hakuhodo DY Holdings, Inc.............................   4,270  293,870
    Hakuto Co., Ltd.......................................   5,400   49,599
    Hamakyorex Co., Ltd...................................   2,400   78,972
    Hamamatsu Photonics KK................................   4,200  145,820
    Hankyu Hanshin Holdings, Inc.......................... 105,000  600,657
    Hanwa Co., Ltd........................................  54,000  222,381
    Happinet Corp.........................................   5,000   36,269
    Harashin Narus Holdings Co., Ltd......................   2,200   36,165
    Hard Off Corp. Co., Ltd...............................     700    5,353
    Harima Chemicals Group, Inc...........................     700    3,367
   *Haseko Corp........................................... 151,500  188,105
    Hazama Ando Corp......................................  41,220   89,401
    Heiwa Corp............................................   5,600   96,373
    Heiwa Real Estate Co., Ltd............................   8,500  135,956
    Heiwado Co., Ltd......................................   9,300  152,028
    HI-LEX Corp...........................................   1,000   20,196
    Hibiya Engineering, Ltd...............................   6,000   64,269
    Hiday Hidaka Corp.....................................   2,880   60,504
    Higashi-Nippon Bank, Ltd. (The).......................  26,000   55,428
    Higo Bank, Ltd. (The).................................  45,000  264,070
    Hikari Tsushin, Inc...................................   4,000  245,753
    Hino Motors, Ltd......................................  13,000  199,220
    Hioki EE Corp.........................................   2,200   30,979
    Hiroshima Bank, Ltd. (The)............................ 125,000  519,583
    Hisaka Works, Ltd.....................................   5,000   42,360
    Hisamitsu Pharmaceutical Co., Inc.....................   1,000   55,049
    Hitachi Capital Corp..................................  11,100  264,481
    Hitachi Chemical Co., Ltd.............................  17,500  294,447
    Hitachi Construction Machinery Co., Ltd...............   9,200  180,992
    Hitachi High-Technologies Corp........................  12,800  278,975
    Hitachi Koki Co., Ltd.................................  17,900  131,832
    Hitachi Kokusai Electric, Inc.........................  10,000   99,750
    Hitachi Medical Corp..................................   6,000   72,445
    Hitachi Metals, Ltd...................................  22,010  264,225

                                     1392

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Hitachi Transport System, Ltd.........................  12,600 $  180,891
   #Hitachi Zosen Corp.................................... 165,500    252,887
    Hitachi, Ltd.......................................... 106,000    710,111
    Hitachi, Ltd. ADR.....................................  10,080    676,872
   #Hodogaya Chemical Co., Ltd............................   8,000     15,001
    Hogy Medical Co., Ltd.................................   2,500    142,577
   *Hokkaido Electric Power Co., Inc......................  21,100    275,441
   #Hokkaido Gas Co., Ltd.................................   7,000     18,085
    Hokkan Holdings, Ltd..................................  15,000     45,867
    Hokko Chemical Industry Co., Ltd......................   7,000     20,491
    Hokkoku Bank, Ltd. (The)..............................  63,000    213,217
    Hokuetsu Bank, Ltd. (The).............................  44,000     86,502
    Hokuetsu Kishu Paper Co., Ltd.........................  33,000    141,914
    Hokuhoku Financial Group, Inc......................... 276,000    520,215
    Hokuriku Electric Industry Co., Ltd...................  15,000     21,390
    Hokuriku Electric Power Co............................  12,600    181,709
   #Hokuto Corp...........................................   5,300     94,618
    Honda Motor Co., Ltd..................................  43,800  1,622,398
    Honda Motor Co., Ltd. Sponsored ADR...................  37,467  1,391,524
    Honeys Co., Ltd.......................................   2,170     23,927
   *Hoosiers Holdings Co., Ltd............................   1,600     11,719
    Horiba, Ltd...........................................   8,200    299,052
    Hoshizaki Electric Co., Ltd...........................   4,100    142,542
    Hosiden Corp..........................................  20,100    110,844
    Hosokawa Micron Corp..................................   5,000     34,692
    House Foods Corp......................................  17,300    277,952
    Howa Machinery, Ltd...................................   4,600     41,246
    Hoya Corp.............................................  16,300    351,291
    Hyakugo Bank, Ltd. (The)..............................  52,000    206,152
    Hyakujushi Bank, Ltd. (The)...........................  52,000    160,521
    Ibiden Co., Ltd.......................................  27,900    415,806
    IBJ Leasing Co., Ltd..................................   3,700    109,294
    Ichibanya Co., Ltd....................................     500     18,101
   #Ichigo Group Holdings Co., Ltd........................     194    135,687
   *Ichikoh Industries, Ltd...............................   6,000      9,414
    ICHINEN HOLDINGS Co., Ltd.............................   1,200      8,199
    Ichiyoshi Securities Co., Ltd.........................   5,000     65,654
    Idec Corp.............................................   6,400     57,667
    Idemitsu Kosan Co., Ltd...............................   3,500    291,476
    Ihara Chemical Industry Co., Ltd......................  11,000     67,626
    IHI Corp.............................................. 115,000    483,760
    Iida Home Max.........................................   4,800     77,625
    Iino Kaiun Kaisha, Ltd................................  18,300     96,394
   #Imasen Electric Industrial............................   3,000     44,181
    Imperial Hotel, Ltd...................................     550     20,029
    Inaba Denki Sangyo Co., Ltd...........................   5,800    159,438
    Inaba Seisakusho Co., Ltd.............................   3,500     51,218
    Inabata & Co., Ltd....................................  12,900    105,532
    Inageya Co., Ltd......................................   5,200     51,608
    Ines Corp.............................................   8,100     49,273
    Information Services International-Dentsu, Ltd........   3,600     38,579
    Innotech Corp.........................................   2,100      9,767
    Inpex Corp............................................     149    651,473

                                     1393

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Intage, Inc...........................................  1,900 $ 47,552
    Internet Initiative Japan, Inc........................  3,000  102,981
    Iriso Electronics Co., Ltd............................  1,000   28,271
    Ise Chemical Corp.....................................  3,000   32,294
   #Iseki & Co., Ltd...................................... 37,000  127,272
    Isetan Mitsukoshi Holdings, Ltd....................... 50,600  697,834
   *Ishihara Sangyo Kaisha, Ltd........................... 73,000   54,277
    Isuzu Motors, Ltd..................................... 72,000  510,508
    IT Holdings Corp...................................... 18,700  217,478
    ITC Networks Corp.....................................    200    1,687
   #Ito En, Ltd...........................................  1,700   39,830
    ITOCHU Corp........................................... 48,600  577,202
    Itochu Enex Co., Ltd.................................. 13,500   68,160
    Itochu Techno-Solutions Corp..........................  3,500  138,685
    Itochu-Shokuhin Co., Ltd..............................    900   30,084
    Itoham Foods, Inc..................................... 32,000  137,152
    Itoki Corp............................................ 10,000   47,726
   #Iwai Cosmo Holdings, Inc..............................  3,300   44,568
   #*Iwasaki Electric Co., Ltd............................ 16,000   31,626
    Iwatani Corp.......................................... 37,000  135,707
    Iwatsu Electric Co., Ltd.............................. 10,000    8,756
    Iyo Bank, Ltd. (The).................................. 56,843  542,210
    Izumi Co., Ltd........................................  6,200  187,015
    Izumiya Co., Ltd...................................... 15,000   67,519
  #*Izutsuya Co., Ltd.....................................  9,000    7,708
    J Front Retailing Co., Ltd............................ 62,000  492,647
    J-Oil Mills, Inc...................................... 21,000   63,646
    Jalux, Inc............................................    800    8,117
    Jamco Corp............................................  2,000   21,249
   *Janome Sewing Machine Co., Ltd........................ 20,000   15,691
    Japan Airport Terminal Co., Ltd.......................  9,100  170,171
    Japan Aviation Electronics Industry, Ltd.............. 12,000  111,433
    Japan Carlit Co., Ltd.................................    700    3,789
    Japan Cash Machine Co., Ltd...........................  4,900   65,162
    Japan Digital Laboratory Co., Ltd.....................  4,100   39,208
    Japan Drilling Co., Ltd...............................    800   54,092
    Japan Electronic Materials Corp.......................  2,100    8,054
   #Japan Exchange Group, Inc.............................    500   47,009
    Japan Pulp & Paper Co., Ltd........................... 19,000   59,521
   *Japan Radio Co., Ltd.................................. 23,000   75,839
    Japan Steel Works, Ltd. (The)......................... 45,000  252,410
    Japan Tobacco, Inc....................................  8,900  310,706
    Japan Transcity Corp.................................. 15,000   51,695
    Japan Vilene Co., Ltd................................. 10,000   47,712
    Japan Wool Textile Co., Ltd. (The).................... 13,000   94,280
   #JBCC Holdings, Inc....................................  1,200   13,225
    JCU Corp..............................................    100    4,155
    Jeol, Ltd............................................. 17,000   87,550
    JFE Holdings, Inc..................................... 36,832  830,769
    JGC Corp..............................................  5,000  176,238
   #Jidosha Buhin Kogyo Co., Ltd..........................  3,000   16,147
    Jimoto Holdings, Inc..................................  7,000   14,342
    JK Holdings Co., Ltd..................................    700    3,697

                                     1394

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    JMS Co., Ltd..........................................   5,000 $ 16,410
    Joshin Denki Co., Ltd.................................  11,000   90,932
    Jowa Holdings Co., Ltd................................     100    2,443
    Joyo Bank, Ltd. (The).................................  97,000  521,781
    JSP Corp..............................................   6,600  108,078
    JSR Corp..............................................   8,500  153,439
    JTEKT Corp............................................  35,700  447,598
   *Juki Corp.............................................  31,000   46,720
    Juroku Bank, Ltd. (The)...............................  61,000  223,846
   *Justsystems Corp......................................   8,400   39,542
   #JVC Kenwood Corp......................................  28,100   64,427
    JX Holdings, Inc...................................... 160,968  854,406
   #K's Holdings Corp.....................................  10,180  346,588
    kabu.com Securities Co., Ltd..........................   5,900   31,620
   #Kadokawa Group Holdings, Inc..........................   5,800  214,578
    Kaga Electronics Co., Ltd.............................   5,000   39,936
    Kagome Co., Ltd.......................................   7,700  130,844
    Kagoshima Bank, Ltd. (The)............................  35,000  228,693
    Kajima Corp...........................................  86,000  302,220
    Kakaku.com, Inc.......................................   4,400  152,301
    Kaken Pharmaceutical Co., Ltd.........................   9,000  139,593
    Kakiyasu Honten Co., Ltd..............................   1,200   16,726
    Kameda Seika Co., Ltd.................................   2,100   62,727
    Kamei Corp............................................   7,000   51,462
    Kamigumi Co., Ltd.....................................  53,000  439,304
    Kanagawa Chuo Kotsu Co., Ltd..........................   7,000   35,561
    Kanamoto Co., Ltd.....................................   8,000  168,572
    Kandenko Co., Ltd.....................................  28,000  140,777
    Kaneka Corp...........................................  71,000  480,123
   *Kanematsu Corp........................................  84,000   91,545
    Kanematsu Electronics, Ltd............................   4,900   62,018
   *Kansai Electric Power Co., Inc. (The).................  22,400  273,847
    Kansai Paint Co., Ltd.................................  27,000  349,816
    Kansai Urban Banking Corp.............................  43,000   47,330
  #*Kanto Denka Kogyo Co., Ltd............................  12,000   28,824
    Kanto Natural Gas Development, Ltd....................   6,000   50,687
    Kao Corp..............................................   4,600  147,302
  #*Kappa Create Holdings Co., Ltd........................   1,450   26,879
    Kasai Kogyo Co., Ltd..................................   7,000   40,467
    Kasumi Co., Ltd.......................................   8,000   50,620
    Katakura Industries Co., Ltd..........................   8,100   95,361
    Kato Sangyo Co., Ltd..................................   5,700  119,792
    Kato Works Co., Ltd...................................  15,000   63,731
   #KAWADA TECHNOLOGIES, Inc..............................   2,400   69,990
   #Kawai Musical Instruments Manufacturing Co., Ltd......  21,000   42,200
    Kawasaki Heavy Industries, Ltd........................ 150,000  547,912
    Kawasaki Kisen Kaisha, Ltd............................ 245,000  500,895
    Kawasumi Laboratories, Inc............................   1,000    6,584
    KDDI Corp.............................................   9,700  536,693
    Keihan Electric Railway Co., Ltd......................  58,000  236,115
    Keihanshin Building Co., Ltd..........................   2,000   11,049
    Keihin Co. Ltd/Minato-Ku Tokyo Japan..................   5,000    8,001
    Keihin Corp...........................................  13,300  201,593

                                     1395

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Keikyu Corp...........................................  14,000 $116,808
    Keio Corp.............................................  24,000  168,866
    Keisei Electric Railway Co., Ltd......................  22,000  211,679
    Keiyo Bank, Ltd. (The)................................  59,000  309,581
    Keiyo Co., Ltd........................................   6,000   29,214
   *Kenedix, Inc..........................................  54,500  249,491
    Kewpie Corp...........................................  17,800  274,043
    KEY Coffee, Inc.......................................   5,200   81,437
    Keyence Corp..........................................     452  147,379
    Kikkoman Corp.........................................  23,000  395,720
    Kimoto Co., Ltd.......................................   4,600   35,639
    Kinden Corp...........................................  28,000  272,087
    Kinki Sharyo Co., Ltd.................................   6,000   19,406
   #Kintetsu Corp.........................................  59,000  253,319
    Kintetsu World Express, Inc...........................   3,000  113,395
    Kinugawa Rubber Industrial Co., Ltd...................  14,000   74,693
    Kirin Holdings Co., Ltd...............................  42,940  634,873
    Kisoji Co., Ltd.......................................   2,100   39,205
    Kita-Nippon Bank, Ltd. (The)..........................   1,700   39,325
    Kitagawa Iron Works Co., Ltd..........................  27,000   42,096
    Kitano Construction Corp..............................  11,000   23,354
    Kito Corp.............................................   2,300   34,453
    Kitz Corp.............................................  17,900   85,546
    Kiyo Holdings, Inc.................................... 157,000  217,605
    Koa Corp..............................................   7,200   71,075
    Koatsu Gas Kogyo Co., Ltd.............................   8,000   43,158
    Kobayashi Pharmaceutical Co., Ltd.....................   1,800   93,819
   *Kobe Steel, Ltd....................................... 344,000  542,846
    Kohnan Shoji Co., Ltd.................................   6,600   75,051
    Kohsoku Corp..........................................   2,200   20,776
    Koito Manufacturing Co., Ltd..........................  17,000  327,803
   #Kojima Co., Ltd.......................................   8,800   26,934
    Kokusai Co., Ltd......................................     800    7,532
    Kokuyo Co., Ltd.......................................  23,900  175,249
    KOMAIHALTEC, Inc......................................  12,000   25,562
    Komatsu Seiren Co., Ltd...............................   4,000   20,940
    Komatsu, Ltd..........................................  16,800  374,026
    Komeri Co., Ltd.......................................   5,800  142,785
    Konaka Co., Ltd.......................................   5,400   52,469
   #Konami Corp...........................................  17,600  389,474
    Konami Corp. ADR......................................   1,900   41,876
    Kondotec, Inc.........................................   2,300   13,718
    Konica Minolta, Inc...................................  68,000  556,391
    Konishi Co., Ltd......................................   4,800   96,452
    Kose Corp.............................................   7,000  198,146
    Krosaki Harima Corp...................................  10,000   20,067
    KRS Corp..............................................     600    5,826
    Kubota Corp. Sponsored ADR............................   4,000  291,640
   *Kumagai Gumi Co., Ltd.................................  39,000   38,148
    Kumiai Chemical Industry Co., Ltd.....................  14,000   83,383
    Kura Corp.............................................   2,100   35,802
    Kurabo Industries, Ltd................................  63,000  102,125
    Kuraray Co., Ltd......................................  28,000  381,882

                                     1396

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Kureha Corp...........................................  39,000 $130,385
   #Kurimoto, Ltd.........................................  31,000   82,100
    Kurita Water Industries, Ltd..........................  22,000  448,624
   #Kuroda Electric Co., Ltd..............................   9,100  126,748
    KYB Co., Ltd..........................................  48,000  249,329
    Kyocera Corp..........................................   2,966  300,570
    Kyocera Corp. Sponsored ADR...........................   5,322  540,981
    Kyodo Printing Co., Ltd...............................  17,000   47,144
    Kyodo Shiryo Co., Ltd.................................  26,000   28,102
    Kyoei Steel, Ltd......................................   4,000   67,475
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................  11,000  113,816
    Kyokuto Securities Co., Ltd...........................   4,700   80,038
    Kyokuyo Co., Ltd......................................  10,000   26,511
    KYORIN Holdings, Inc..................................   9,000  196,255
    Kyoritsu Maintenance Co., Ltd.........................   2,400   92,257
    Kyosan Electric Manufacturing Co., Ltd................  12,000   41,141
    Kyoto Kimono Yuzen Co., Ltd...........................   1,300   14,202
    Kyowa Exeo Corp.......................................  19,600  216,070
    Kyowa Hakko Kirin Co., Ltd............................  25,000  249,172
    Kyudenko Corp.........................................   8,000   35,922
   *Kyushu Electric Power Co., Inc........................  19,000  264,273
    Lasertec Corp.........................................   3,400   37,623
    Lawson, Inc...........................................   1,000   78,363
    LEC, Inc..............................................   1,400   16,380
   *Leopalace21 Corp......................................  37,200  176,779
    Life Corp.............................................   3,900   48,609
    Lintec Corp...........................................  12,200  230,035
    Lion Corp.............................................  24,000  134,883
    LIXIL Group Corp......................................  24,100  565,132
    Look, Inc.............................................   8,000   26,359
   #M3, Inc...............................................      27   74,317
    Macnica, Inc..........................................   2,900   72,616
    Macromill, Inc........................................   4,000   23,662
    Maeda Corp............................................  29,000  151,819
    Maeda Road Construction Co., Ltd......................  15,000  245,957
    Maezawa Kyuso Industries Co., Ltd.....................   2,600   33,173
    Makino Milling Machine Co., Ltd.......................  24,000  139,695
   #Makita Corp...........................................   4,500  234,093
    Makita Corp. Sponsored ADR............................   5,012  262,328
    Mamiya-Op Co., Ltd....................................   8,000   14,927
    Mandom Corp...........................................   3,000  106,467
    Mars Engineering Corp.................................   2,700   50,413
    Marubeni Corp......................................... 108,000  749,806
    Marubun Corp..........................................   1,800    7,701
    Marudai Food Co., Ltd.................................  27,000   85,689
  #*Maruei Department Store Co., Ltd......................   5,000   11,824
    Maruetsu, Inc. (The)..................................   8,000   24,985
    Maruha Nichiro Holdings, Inc..........................  58,000  117,689
    Marui Group Co., Ltd..................................  54,900  533,897
    Maruka Machinery Co., Ltd.............................     400    4,870
    Marusan Securities Co., Ltd...........................  17,800  126,640
    Maruwa Co. Ltd/Aichi..................................   3,400  112,454
   #Maruyama Manufacturing Co., Inc.......................  14,000   36,628

                                     1397

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
  #*Maruzen CHI Holdings Co., Ltd.........................   3,700 $   10,379
    Maruzen Showa Unyu Co., Ltd...........................  13,000     44,523
   #Marvelous AQL, Inc....................................      30     16,769
    Matsuda Sangyo Co., Ltd...............................   5,700     74,627
   *Matsui Securities Co., Ltd............................  18,400    168,946
    Matsumotokiyoshi Holdings Co., Ltd....................   7,100    214,020
   *Matsuya Co., Ltd......................................   2,000     23,432
    Matsuya Foods Co., Ltd................................   3,000     46,438
    Max Co., Ltd..........................................   8,000     93,242
    Maxvalu Tokai Co., Ltd................................   1,600     20,685
   *Mazda Motor Corp...................................... 305,000  1,270,784
    McDonald's Holdings Co. Japan, Ltd....................   1,900     52,737
    Medipal Holdings Corp.................................  30,400    377,081
    Megachips Corp........................................   4,700     73,330
    Megmilk Snow Brand Co., Ltd...........................  12,300    177,607
    Meidensha Corp........................................  28,000     90,071
    MEIJI Holdings Co., Ltd...............................   8,487    398,123
   *Meiko Electronics Co., Ltd............................   1,400      9,667
    Meiko Network Japan Co., Ltd..........................     600      7,622
    Meisei Industrial Co., Ltd............................  10,000     40,661
    Meitec Corp...........................................   1,500     40,535
    Meito Sangyo Co., Ltd.................................   1,500     15,468
    Meiwa Corp............................................   3,900     13,002
  #*Meiwa Estate Co., Ltd.................................   2,200      8,604
   #Melco Holdings, Inc...................................   2,200     30,181
    Message Co., Ltd......................................       8     19,614
    Michinoku Bank, Ltd. (The)............................  30,000     57,181
    Mie Bank, Ltd. (The)..................................  22,000     45,307
    Milbon Co., Ltd.......................................     330     11,064
    Mimasu Semiconductor Industry Co., Ltd................   4,300     37,330
    Minato Bank, Ltd. (The)...............................  42,000     71,105
    Minebea Co., Ltd......................................  70,000    274,357
    Ministop Co., Ltd.....................................   3,500     57,332
    Miraca Holdings, Inc..................................   2,600    125,382
    Mirait Holdings Corp..................................  15,380    142,408
    Misawa Homes Co., Ltd.................................   5,900     95,735
   #MISUMI Group, Inc.....................................   2,500     67,957
    Mitani Corp...........................................   2,700     46,532
    Mito Securities Co., Ltd..............................  13,000     63,205
    Mitsuba Corp..........................................   5,000     81,825
    Mitsubishi Chemical Holdings Corp..................... 191,500    898,551
    Mitsubishi Corp....................................... 107,500  1,958,535
    Mitsubishi Electric Corp..............................  50,000    484,864
    Mitsubishi Estate Co., Ltd............................  11,000    278,838
    Mitsubishi Gas Chemical Co., Inc......................  82,000    606,160
    Mitsubishi Heavy Industries, Ltd...................... 143,500    770,498
   *Mitsubishi Kakoki Kaisha, Ltd.........................  13,000     22,904
    Mitsubishi Logistics Corp.............................  30,000    437,041
    Mitsubishi Materials Corp............................. 153,000    538,196
  #*Mitsubishi Motors Corp................................  13,300    175,164
    Mitsubishi Nichiyu Forklift Co., Ltd..................   7,000     32,902
  #*Mitsubishi Paper Mills, Ltd...........................  62,000     57,532
    Mitsubishi Pencil Co., Ltd............................   3,400     72,135

                                     1398

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Mitsubishi Research Institute, Inc....................       200 $    4,302
    Mitsubishi Shokuhin Co., Ltd..........................     2,100     52,931
    Mitsubishi Steel Manufacturing Co., Ltd...............    34,000     85,980
   #Mitsubishi Tanabe Pharma Corp.........................    26,500    356,974
    Mitsubishi UFJ Financial Group, Inc...................   547,600  3,396,766
    Mitsubishi UFJ Financial Group, Inc. ADR..............   441,377  2,758,606
    Mitsuboshi Belting Co., Ltd...........................    12,000     56,051
    Mitsui & Co., Ltd.....................................    79,600  1,066,213
    Mitsui & Co., Ltd. Sponsored ADR......................     2,651    710,998
   #Mitsui Chemicals, Inc.................................   211,000    487,450
    Mitsui Engineering & Shipbuilding Co., Ltd............   197,000    349,002
    Mitsui Fudosan Co., Ltd...............................    35,000  1,054,980
    Mitsui High-Tec, Inc..................................     5,600     33,842
    Mitsui Home Co., Ltd..................................     9,000     43,163
    Mitsui Knowledge Industry Co., Ltd....................       221     33,039
   #Mitsui Matsushima Co., Ltd............................    36,000     50,973
    Mitsui Mining & Smelting Co., Ltd.....................   147,000    329,280
   *Mitsui OSK Lines, Ltd.................................   159,000    611,405
    Mitsui Sugar Co., Ltd.................................    17,000     55,154
   #Mitsui-Soko Co., Ltd..................................    33,000    151,860
   *Mitsumi Electric Co., Ltd.............................    26,000    187,448
    Mitsuuroko Holdings Co., Ltd..........................     3,800     18,531
    Miura Co., Ltd........................................     5,600    152,374
  #*Miyaji Engineering Group, Inc.........................    17,000     26,837
    Miyazaki Bank, Ltd. (The).............................    43,000    123,204
    Miyoshi Oil & Fat Co., Ltd............................    18,000     26,062
    Mizuho Financial Group, Inc........................... 1,768,255  3,677,652
    Mizuho Financial Group, Inc. ADR......................     5,047     21,096
    Mizuno Corp...........................................    25,000    155,274
    Mochida Pharmaceutical Co., Ltd.......................    10,000    125,569
    Modec, Inc............................................     1,300     38,045
    Monex Group, Inc......................................       480    193,554
    Mori Seiki Co., Ltd...................................    21,000    271,950
    Morinaga & Co., Ltd...................................    49,000    101,502
    Morinaga Milk Industry Co., Ltd.......................    42,000    121,706
    Morita Holdings Corp..................................     9,000     76,684
   #Morozoff, Ltd.........................................     6,000     19,603
    Mory Industries, Inc..................................     2,000      6,915
   #MOS Food Services, Inc................................     3,200     61,239
   #Moshi Moshi Hotline, Inc..............................     4,200     52,303
    Mr Max Corp...........................................     8,300     28,030
    MS&AD Insurance Group Holdings........................    39,213  1,014,883
    Murata Manufacturing Co., Ltd.........................     6,600    453,286
    Musashi Seimitsu Industry Co., Ltd....................     4,100    103,200
    Musashino Bank, Ltd. (The)............................     8,300    294,810
   #Mutoh Holdings Co., Ltd...............................     8,000     32,241
    Nabtesco Corp.........................................     7,500    157,033
    NAC Co., Ltd..........................................       400      7,087
   #Nachi-Fujikoshi Corp..................................    25,000    109,567
    Nagaileben Co., Ltd...................................     4,800     80,004
    Nagano Bank, Ltd. (The)...............................    15,000     26,460
    Nagase & Co., Ltd.....................................    27,300    354,437
    Nagatanien Co., Ltd...................................     3,000     27,187

                                     1399

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Nagoya Railroad Co., Ltd..............................  64,000 $178,827
    Nakabayashi Co., Ltd..................................   4,000    8,281
    Nakamuraya Co., Ltd...................................   8,917   35,857
  #*Nakayama Steel Works, Ltd.............................  26,000   15,096
    Namco Bandai Holdings, Inc............................  18,800  304,148
    Namura Shipbuilding Co., Ltd..........................   2,500   20,230
   #Nankai Electric Railway Co., Ltd......................  48,000  180,234
    Nanto Bank, Ltd. (The)................................  48,000  183,036
    Natori Co., Ltd.......................................     500    4,682
    NDS Co., Ltd..........................................   9,000   25,250
    NEC Capital Solutions, Ltd............................     800   21,234
    NEC Corp.............................................. 359,000  811,343
    NEC Fielding, Ltd.....................................   5,300   62,636
    NEC Networks & System Integration Corp................   5,600  122,311
    NET One Systems Co., Ltd..............................  20,800  161,795
    Neturen Co., Ltd......................................   5,400   39,979
  #*New Japan Chemical Co., Ltd...........................   8,500   24,357
    Nexon Co., Ltd........................................   2,400   30,299
   #NGK Insulators, Ltd...................................  26,000  346,454
    NGK Spark Plug Co., Ltd...............................  34,000  674,500
    NHK Spring Co., Ltd...................................  27,000  313,121
    Nice Holdings, Inc....................................  16,000   34,561
    Nichi-iko Pharmaceutical Co., Ltd.....................   2,400   51,608
    Nichia Steel Works, Ltd...............................   6,000   20,320
   #Nichias Corp..........................................  18,000  117,654
    Nichiban Co., Ltd.....................................   1,000    3,978
    Nichicon Corp.........................................  13,100  131,029
    Nichiden Corp.........................................   1,800   40,781
    Nichiha Corp..........................................   5,100   75,445
    Nichii Gakkan Co......................................   8,600   76,590
    Nichimo Co., Ltd......................................   7,000   12,488
    Nichirei Corp.........................................  53,000  254,984
    Nichireki Co., Ltd....................................   5,000   31,784
   #Nidec Copal Corp......................................   2,600   25,741
    Nidec Copal Electronics Corp..........................   3,800   18,228
   #Nidec Corp............................................   2,208  181,336
    Nidec Corp. ADR.......................................   4,317   87,549
   #Nidec-Tosok Corp......................................   2,200   22,093
    Nifco, Inc............................................   8,000  217,642
   #NIFTY Corp............................................      13   14,696
   #Nihon Chouzai Co., Ltd................................     130    3,756
    Nihon Dempa Kogyo Co., Ltd............................   4,400   39,516
    Nihon Eslead Corp.....................................   1,000   10,762
    Nihon Kohden Corp.....................................   3,700  155,461
    Nihon M&A Center, Inc.................................   1,600  106,254
    Nihon Nohyaku Co., Ltd................................   9,000   89,293
    Nihon Parkerizing Co., Ltd............................   9,000  178,562
    Nihon Shokuhin Kako Co., Ltd..........................   1,000    3,778
    Nihon Trim Co., Ltd...................................     250   23,904
    Nihon Unisys, Ltd.....................................  10,400   72,479
    Nihon Yamamura Glass Co., Ltd.........................  19,000   32,182
   #Nikkiso Co., Ltd......................................   9,000  112,783
    Nikko Co., Ltd........................................   2,000    7,180

                                     1400

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Nikon Corp............................................  13,300 $  277,625
    Nintendo Co., Ltd.....................................   1,500    191,112
    Nippo Corp............................................  13,000    221,283
    Nippon Beet Sugar Manufacturing Co., Ltd..............  22,000     39,273
    Nippon Carbide Industries Co., Inc....................  16,000     68,523
   #Nippon Carbon Co., Ltd................................  22,000     39,667
   *Nippon Chemi-Con Corp.................................  29,000    128,398
  #*Nippon Chemical Industrial Co., Ltd...................  16,000     19,721
    Nippon Chemiphar Co., Ltd.............................   9,000     47,532
    Nippon Chutetsukan KK.................................   4,000      8,483
    Nippon Coke & Engineering Co., Ltd....................  48,000     53,801
    Nippon Concrete Industries Co., Ltd...................   8,000     20,961
    Nippon Denko Co., Ltd.................................  22,000     64,921
    Nippon Densetsu Kogyo Co., Ltd........................   7,000     67,547
    Nippon Electric Glass Co., Ltd........................  89,000    478,067
    Nippon Express Co., Ltd............................... 114,000    538,004
    Nippon Fine Chemical Co., Ltd.........................   1,900     11,727
    Nippon Flour Mills Co., Ltd...........................  26,000    135,205
    Nippon Formula Feed Manufacturing Co., Ltd............  15,000     17,894
    Nippon Gas Co., Ltd...................................   3,900     44,766
    Nippon Hume Corp......................................   3,000     18,632
    Nippon Jogesuido Sekkei Co., Ltd......................     800      9,819
    Nippon Kanzai Co., Ltd................................   2,200     33,048
   #Nippon Kayaku Co., Ltd................................  25,000    322,280
   *Nippon Kinzoku Co., Ltd...............................  14,000     16,551
    Nippon Koei Co., Ltd..................................  18,000     65,350
    Nippon Konpo Unyu Soko Co., Ltd.......................  12,900    206,045
  #*Nippon Koshuha Steel Co., Ltd.........................  20,000     17,543
    Nippon Light Metal Holdings Co., Ltd.................. 114,000    152,042
    Nippon Meat Packers, Inc..............................  23,000    353,929
    Nippon Paint Co., Ltd.................................  23,000    292,693
   #Nippon Paper Industries Co., Ltd......................  24,600    358,010
    Nippon Pillar Packing Co., Ltd........................   9,000     59,397
    Nippon Piston Ring Co., Ltd...........................  12,000     20,404
    Nippon Road Co., Ltd. (The)...........................  23,000    124,018
    Nippon Seiki Co., Ltd.................................   8,000    118,082
    Nippon Seisen Co., Ltd................................   4,000     18,350
   #Nippon Sharyo, Ltd....................................  11,000     60,939
  #*Nippon Sheet Glass Co., Ltd........................... 243,000    254,703
    Nippon Shinyaku Co., Ltd..............................  11,000    187,258
    Nippon Shokubai Co., Ltd..............................  32,000    330,685
    Nippon Signal Co., Ltd................................  10,300     74,006
    Nippon Soda Co., Ltd..................................  31,000    177,100
    Nippon Steel & Sumitomo Metal Corp.................... 518,745  1,504,997
   #Nippon Steel Trading Co., Ltd.........................  13,000     37,367
   *Nippon Suisan Kaisha, Ltd.............................  67,600    137,099
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....  15,000    162,715
    Nippon Telegraph & Telephone Corp.....................     900     45,405
    Nippon Telegraph & Telephone Corp. ADR................  12,740    320,793
    Nippon Television Holdings, Inc.......................   7,400    133,802
    Nippon Thompson Co., Ltd..............................  18,000     86,019
    Nippon Valqua Industries, Ltd.........................  16,000     40,642
   *Nippon Yakin Kogyo Co., Ltd...........................  27,000     33,250

                                     1401

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Nippon Yusen KK....................................... 230,000 $  636,793
   #Nipro Corp............................................  22,900    219,585
    Nishi-Nippon City Bank, Ltd. (The).................... 153,000    394,334
    Nishi-Nippon Railroad Co., Ltd........................  32,000    121,745
    Nishikawa Rubber Co., Ltd.............................     200      3,826
    Nishimatsu Construction Co., Ltd......................  69,000    161,554
    Nishimatsuya Chain Co., Ltd...........................   9,900     87,052
    Nishio Rent All Co., Ltd..............................   4,000     83,928
    Nissan Chemical Industries, Ltd.......................  19,100    264,203
    Nissan Motor Co., Ltd................................. 118,200  1,234,266
    Nissan Shatai Co., Ltd................................  15,000    192,254
    Nissan Tokyo Sales Holdings Co., Ltd..................   3,000      9,631
    Nissei Corp...........................................   1,000      8,970
    Nissei Plastic Industrial Co., Ltd....................   3,900     29,114
    Nissen Holdings Co., Ltd..............................   5,800     18,757
   *Nissha Printing Co., Ltd..............................   6,100    109,187
    Nisshin Fudosan Co....................................   4,400     28,707
    Nisshin Oillio Group, Ltd. (The)......................  26,000     92,861
   #Nisshin Seifun Group, Inc.............................  45,000    521,314
    Nisshin Steel Holdings Co., Ltd.......................  15,140    132,012
    Nisshinbo Holdings, Inc...............................  33,000    253,987
    Nissin Corp...........................................  17,000     48,894
   #Nissin Electric Co., Ltd..............................  12,000     72,197
   #Nissin Foods Holdings Co., Ltd........................   1,600     63,590
    Nissin Kogyo Co., Ltd.................................  11,700    219,254
    Nissin Sugar Co., Ltd.................................     900     19,565
    Nissui Pharmaceutical Co., Ltd........................   3,000     33,769
    Nitori Holdings Co., Ltd..............................   1,350    115,176
    Nitta Corp............................................   4,200     81,907
    Nittetsu Mining Co., Ltd..............................  13,000     50,621
    Nitto Boseki Co., Ltd.................................  32,000    111,052
    Nitto Denko Corp......................................  12,500    704,149
    Nitto Kogyo Corp......................................   6,000     99,362
    Nitto Kohki Co., Ltd..................................   2,500     46,346
    Nittoc Construction Co., Ltd..........................   1,500      4,782
    Nittoku Engineering Co., Ltd..........................   2,100     20,136
    NKSJ Holdings, Inc....................................  26,975    676,702
    Noevir Holdings Co., Ltd..............................   2,600     42,386
    NOF Corp..............................................  31,000    186,964
    Nohmi Bosai, Ltd......................................   4,000     33,142
    NOK Corp..............................................  26,500    421,539
    Nomura Co., Ltd.......................................   4,000     36,925
    Nomura Holdings, Inc.................................. 136,300  1,035,508
    Nomura Holdings, Inc. ADR............................. 119,749    912,487
    Nomura Real Estate Holdings, Inc......................  13,500    313,987
    Nomura Research Institute, Ltd........................   1,800     58,910
    Noritake Co., Ltd/Nagoya..............................  22,000     56,986
    Noritz Corp...........................................   5,200     87,758
    North Pacific Bank, Ltd...............................  61,100    236,010
    NS Solutions Corp.....................................   3,400     63,408
  #*NS United Kaiun Kaisha, Ltd...........................  32,000     53,098
    NSD Co., Ltd..........................................   5,400     59,423
    NSK, Ltd..............................................  45,000    420,708

                                     1402

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
  #*NTN Corp.............................................. 107,000 $  350,251
    NTT Data Corp.........................................      98    351,184
    NTT DOCOMO, Inc.......................................     725  1,104,232
    NTT DOCOMO, Inc. Sponsored ADR........................   9,600    146,592
    Nuflare Technology, Inc...............................       2     25,007
    Obara Group, Inc......................................   2,900     87,656
    Obayashi Corp.........................................  85,000    453,706
    Obayashi Road Corp....................................  10,000     39,502
    OBIC Business Consultants, Ltd........................   1,700    108,036
    Obic Co., Ltd.........................................     970    272,067
    Odakyu Electric Railway Co., Ltd......................  18,000    170,869
    Odelic Co., Ltd.......................................     100      4,048
    Oenon Holdings, Inc...................................  13,000     29,440
    Ogaki Kyoritsu Bank, Ltd. (The).......................  83,000    242,800
    Ohara, Inc............................................   1,600     10,385
    Ohashi Technica, Inc..................................     100        856
   #Ohsho Food Service Corp...............................     700     24,279
   #Oiles Corp............................................   5,320    107,135
    Oita Bank, Ltd. (The).................................  39,000    116,093
    Oji Holdings Corp..................................... 118,000    502,710
    Okabe Co., Ltd........................................   9,000     96,651
    Okamoto Industries, Inc...............................  13,000     40,864
    Okamura Corp..........................................  13,000     88,431
    Okasan Securities Group, Inc..........................  40,000    344,780
   *Oki Electric Industry Co., Ltd........................  69,000    132,555
    Okinawa Cellular Telephone Co.........................     500     12,996
    Okinawa Electric Power Co., Inc. (The)................   1,900     71,966
    OKK Corp..............................................  21,000     30,809
    OKUMA Corp............................................  29,000    213,898
    Okumura Corp..........................................  36,000    139,447
    Okura Industrial Co., Ltd.............................  12,000     40,267
    Okuwa Co., Ltd........................................   4,000     37,777
    Olympic Corp..........................................   1,500     10,393
   *Olympus Corp..........................................   3,500    106,974
    Omron Corp............................................  11,800    364,909
    ONO Sokki Co., Ltd....................................   5,000     20,957
    Onoken Co., Ltd.......................................   4,100     38,677
    Onward Holdings Co., Ltd..............................  35,000    316,267
    OPT, Inc..............................................     600      5,935
    Optex Co., Ltd........................................   1,300     21,218
    Oracle Corp. Japan....................................   1,000     38,954
    Organo Corp...........................................  12,000     62,425
    Oriental Land Co., Ltd................................     800    130,172
    Origin Electric Co., Ltd..............................   6,000     19,896
    Osaka Gas Co., Ltd....................................  54,000    228,560
    Osaka Organic Chemical Industry, Ltd..................   1,400      6,054
    Osaka Steel Co., Ltd..................................   3,300     57,634
   #OSAKA Titanium Technologies Co........................   1,700     33,061
    Osaki Electric Co., Ltd...............................   5,000     26,909
    OSG Corp..............................................   6,400     98,081
    Otsuka Corp...........................................   1,100    124,189
    Oyo Corp..............................................   3,500     51,403
    Pacific Industrial Co., Ltd...........................  10,000     75,416

                                     1403

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Pacific Metals Co., Ltd...............................  33,000 $  146,983
    Pack Corp. (The)......................................   2,600     43,679
    Pal Co., Ltd..........................................   2,300     64,182
    Paltac Corp...........................................  10,350    141,805
    PanaHome Corp.........................................  15,000     92,711
   *Panasonic Corp........................................  88,300    783,341
   *Panasonic Corp. Sponsored ADR.........................  64,414    580,370
    Panasonic Industrial Devices SUNX Co., Ltd............   5,800     23,470
    Panasonic Information Systems.........................   1,000     24,155
    Paramount Bed Holdings Co., Ltd.......................   3,400    113,227
    Parco Co., Ltd........................................   6,300     62,348
    Paris Miki Holdings, Inc..............................   6,500     31,896
    Park24 Co., Ltd.......................................   1,800     33,137
    Pasco Corp............................................   1,000      3,612
    Pasona Group, Inc.....................................      27     18,086
    Penta-Ocean Construction Co., Ltd.....................  55,000    133,373
    Pigeon Corp...........................................   2,800    131,714
    Pilot Corp............................................   2,900     97,584
    Piolax, Inc...........................................   2,600     71,607
   *Pioneer Corp..........................................  64,500    122,750
    Plenus Co., Ltd.......................................   3,300     56,642
    Point, Inc............................................     940     47,082
    Pola Orbis Holdings, Inc..............................   4,200    147,002
    Press Kogyo Co., Ltd..................................  20,000     84,561
    Pressance Corp........................................     900     29,639
    Prima Meat Packers, Ltd...............................  27,000     52,301
    Pronexus, Inc.........................................   4,500     28,448
    Proto Corp............................................   3,600     47,130
    PS Mitsubishi Construction Co., Ltd...................   5,200     20,869
    Raito Kogyo Co., Ltd..................................   9,000     66,302
   #Rakuten, Inc..........................................   8,700    117,297
   *Rasa Industries, Ltd..................................   4,000      4,606
    Relo Holdings, Inc....................................     200      9,784
    Renaissance, Inc......................................     500      3,719
   *Renesas Electronics Corp..............................  33,600    133,415
    Rengo Co., Ltd........................................  48,000    243,194
   *Renown, Inc...........................................   7,000      9,350
    Resona Holdings, Inc.................................. 112,700    559,193
   #Resorttrust, Inc......................................   4,900    148,759
    Rhythm Watch Co., Ltd.................................  18,000     26,061
    Ricoh Co., Ltd........................................  91,381  1,025,862
    Ricoh Leasing Co., Ltd................................   3,900    107,278
    Right On Co., Ltd.....................................   1,900     19,175
    Riken Corp............................................  22,000     92,757
    Riken Keiki Co., Ltd..................................   3,000     22,023
    Riken Technos Corp....................................   6,000     18,840
    Riken Vitamin Co., Ltd................................   1,700     42,153
   #Ringer Hut Co., Ltd...................................   2,600     38,491
    Rinnai Corp...........................................   1,400    102,504
    Riso Kagaku Corp......................................   2,880     63,383
    Rock Field Co., Ltd...................................   2,800     53,073
    Rohm Co., Ltd.........................................  14,000    539,722
    Rohto Pharmaceutical Co., Ltd.........................  14,000    193,222

                                     1404

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Rokko Butter Co., Ltd.................................    800 $  6,412
   #Roland DG Corp........................................  2,300   64,788
    Round One Corp........................................ 26,200  155,778
    Royal Holdings Co., Ltd...............................  4,300   65,833
    Ryobi, Ltd............................................ 28,000   89,740
    Ryoden Trading Co., Ltd...............................  5,000   35,155
    Ryohin Keikaku Co., Ltd...............................  2,500  219,032
    Ryosan Co., Ltd.......................................  6,900  116,309
    S Foods, Inc..........................................  2,000   18,054
    Sagami Chain Co., Ltd.................................  5,000   43,256
    Saibu Gas Co., Ltd.................................... 41,000   96,182
    Saizeriya Co., Ltd....................................  8,300  116,957
    Sakai Chemical Industry Co., Ltd...................... 21,000   66,369
    Sakai Heavy Industries, Ltd...........................  5,000   13,540
   #Sakai Ovex Co., Ltd................................... 19,000   25,940
    Sakata INX Corp....................................... 12,000  111,501
    Sakata Seed Corp......................................  6,100   83,950
    Sala Corp.............................................  3,000   15,066
    San-A Co., Ltd........................................  2,500  121,180
    San-Ai Oil Co., Ltd................................... 11,000   42,202
    San-In Godo Bank, Ltd. (The).......................... 38,000  286,975
   #Sanden Corp........................................... 25,000   88,672
    Sanei Architecture Planning Co., Ltd..................  1,300   10,487
    Sangetsu Co., Ltd.....................................  5,600  139,218
   #*Sanix, Inc........................................... 17,500  221,658
    Sanken Electric Co., Ltd.............................. 16,000   67,317
    Sanki Engineering Co., Ltd............................ 12,000   67,661
    Sanko Marketing Foods Co., Ltd........................      7    6,649
    Sanko Metal Industrial Co., Ltd.......................  4,000    8,976
    Sankyo Co., Ltd.......................................  6,000  264,951
    Sankyo Seiko Co., Ltd.................................  6,300   21,600
    Sankyo Tateyama, Inc..................................  6,500  133,640
    Sankyu, Inc........................................... 53,000  184,869
    Sanoh Industrial Co., Ltd.............................  6,500   46,672
    Sanrio Co., Ltd.......................................  2,200  107,166
    Sanshin Electronics Co., Ltd..........................  7,000   42,740
    Santen Pharmaceutical Co., Ltd........................  3,100  135,055
    Sanwa Holdings Corp................................... 50,000  275,124
    Sanyo Chemical Industries, Ltd........................ 15,000   95,610
    Sanyo Denki Co., Ltd.................................. 10,000   74,355
    Sanyo Housing Nagoya Co., Ltd.........................  1,000   11,943
    Sanyo Shokai, Ltd..................................... 20,000   49,194
   #Sanyo Special Steel Co., Ltd.......................... 23,000  109,367
    Sapporo Holdings, Ltd................................. 70,000  251,813
   *Sasebo Heavy Industries Co., Ltd...................... 21,000   19,033
    Sata Construction Co., Ltd............................  4,000    3,058
   #Sato Holdings Corp....................................  3,900   69,377
    Satori Electric Co., Ltd..............................  2,700   14,172
    Sawada Holdings Co., Ltd..............................    400    4,180
   #Sawai Pharmaceutical Co., Ltd.........................    600   72,656
    Saxa Holdings, Inc....................................  6,000    9,969
    SBI Holdings, Inc..................................... 59,430  621,847
    Scroll Corp...........................................  8,200   22,181

                                     1405

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    SCSK Corp.............................................   4,900 $   99,843
    Secom Co., Ltd........................................   3,700    203,648
    Sega Sammy Holdings, Inc..............................  11,200    260,394
    Seika Corp............................................  16,000     38,505
    Seikagaku Corp........................................   5,700     77,658
   *Seikitokyu Kogyo Co., Ltd.............................  11,000      8,178
   #Seiko Epson Corp......................................  32,700    408,469
    Seiko Holdings Corp...................................  16,000     66,791
    Seino Holdings Co., Ltd...............................  33,000    295,968
    Seiren Co., Ltd.......................................  10,500     71,597
    Sekisui Chemical Co., Ltd.............................  33,000    330,809
    Sekisui House, Ltd....................................  71,000    916,083
    Sekisui Jushi Corp....................................   7,000     92,519
    Sekisui Plastics Co., Ltd.............................  13,000     32,487
   #Senko Co., Ltd........................................  33,000    172,253
    Senshu Electric Co., Ltd..............................   1,300     15,307
    Senshu Ikeda Holdings, Inc............................  25,640    129,383
    Senshukai Co., Ltd....................................   6,400     54,312
    Seven & I Holdings Co., Ltd...........................  29,900  1,126,373
  #*Sharp Corp............................................ 122,000    501,429
    Shibaura Electronics Co., Ltd.........................     400      4,758
    Shibusawa Warehouse Co., Ltd. (The)...................   8,000     34,956
    Shibuya Kogyo Co., Ltd................................     700      6,038
    Shidax Corp...........................................   1,700      8,329
    Shiga Bank, Ltd. (The)................................  50,000    284,937
    Shikibo, Ltd..........................................  29,000     33,424
    Shikoku Bank, Ltd. (The)..............................  39,000     88,930
    Shikoku Chemicals Corp................................  11,000     83,969
   *Shikoku Electric Power Co., Inc.......................  13,500    241,421
    Shima Seiki Manufacturing, Ltd........................   6,100    121,585
    Shimachu Co., Ltd.....................................  11,000    270,463
    Shimadzu Corp.........................................  48,000    378,040
    Shimamura Co., Ltd....................................     600     68,790
    Shimano, Inc..........................................   1,300    117,191
    Shimizu Bank, Ltd. (The)..............................   1,800     48,258
    Shimizu Corp.......................................... 137,000    569,786
    Shimojima Co., Ltd....................................     700      6,923
    Shin Nippon Air Technologies Co., Ltd.................   3,500     20,725
    Shin-Etsu Chemical Co., Ltd...........................   7,100    442,333
    Shin-Etsu Polymer Co., Ltd............................   9,200     29,376
    Shin-Keisei Electric Railway Co., Ltd.................   7,000     27,292
    Shinagawa Refractories Co., Ltd.......................  17,000     32,223
    Shindengen Electric Manufacturing Co., Ltd............  22,000     90,045
    Shinko Electric Industries Co., Ltd...................  15,100    145,132
    Shinko Plantech Co., Ltd..............................   7,800     61,001
    Shinko Shoji Co., Ltd.................................   5,300     42,823
    Shinmaywa Industries, Ltd.............................  24,000    197,461
    Shinnihon Corp........................................   4,500     13,392
    Shinsei Bank, Ltd..................................... 195,000    432,467
    Shinsho Corp..........................................   8,000     15,644
    Shionogi & Co., Ltd...................................  19,900    403,677
    Ship Healthcare Holdings, Inc.........................   6,800    250,989
    Shiroki Corp..........................................  13,000     27,547

                                     1406

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Shiseido Co., Ltd.....................................  13,500 $  207,417
    Shizuoka Bank, Ltd. (The).............................  81,000    875,953
    Shizuoka Gas Co., Ltd.................................  16,500    116,125
    SHO-BOND Holdings Co., Ltd............................   2,100     81,991
    Shochiku Co., Ltd.....................................   9,000     89,605
    Shoko Co., Ltd........................................   5,000      6,733
   #Showa Aircraft Industry Co., Ltd......................   5,000     45,548
    Showa Corp............................................  12,200    163,814
   #Showa Denko KK........................................ 348,000    467,968
    Showa Sangyo Co., Ltd.................................  18,000     54,548
    Showa Shell Sekiyu KK.................................  43,000    396,062
    Siix Corp.............................................   4,500     52,353
    Sinanen Co., Ltd......................................  10,000     36,835
    Sinfonia Technology Co., Ltd..........................  20,000     31,599
    Sinko Industries, Ltd.................................   1,900     17,809
    Sintokogio, Ltd.......................................   9,900     77,727
    SKY Perfect JSAT Holdings, Inc........................     390    204,522
    SMC Corp..............................................     900    190,333
    SMK Corp..............................................  14,000     45,459
    SNT Corp..............................................   8,100     31,915
    Soda Nikka Co., Ltd...................................   3,000     12,497
    Sodick Co., Ltd.......................................  11,700     56,507
    Softbank Corp.........................................  16,196  1,028,063
    Software Service, Inc.................................     100      2,898
    Sogo Medical Co., Ltd.................................   1,300     52,481
    Sohgo Security Services Co., Ltd......................  13,900    247,873
    Sojitz Corp........................................... 294,700    501,064
    Sony Corp.............................................  23,600    495,481
    Sony Corp. Sponsored ADR..............................  52,202  1,098,330
   #Sony Financial Holdings, Inc..........................  16,500    270,656
    Sotetsu Holdings, Inc.................................  48,000    174,174
    Space Co., Ltd........................................     600      6,842
   #Square Enix Holdings Co., Ltd.........................  17,800    244,519
    SRA Holdings..........................................   1,200     13,718
    ST Corp...............................................   1,500     15,336
    St Marc Holdings Co., Ltd.............................   1,600     74,740
    Stanley Electric Co., Ltd.............................  18,100    350,328
    Star Micronics Co., Ltd...............................   8,400     85,042
   #Start Today Co., Ltd..................................   6,000    123,925
    Starts Corp., Inc.....................................   1,000      8,628
    Starzen Co., Ltd......................................  12,000     31,465
    Stella Chemifa Corp...................................   2,500     38,000
    Studio Alice Co., Ltd.................................     800     10,304
    Sugi Holdings Co., Ltd................................   1,400     54,355
    Sumco Corp............................................  21,700    191,337
    Sumikin Bussan Corp...................................  19,000     57,361
    Suminoe Textile Co., Ltd..............................  13,000     32,182
    Sumitomo Bakelite Co., Ltd............................  48,000    180,369
   #Sumitomo Chemical Co., Ltd............................ 177,355    583,003
    Sumitomo Corp.........................................  88,800  1,186,748
    Sumitomo Densetsu Co., Ltd............................   3,000     40,799
    Sumitomo Electric Industries, Ltd.....................  55,600    750,324
    Sumitomo Forestry Co., Ltd............................  28,000    296,327

                                     1407

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Sumitomo Heavy Industries, Ltd........................ 129,000 $  598,565
    Sumitomo Light Metal Industries, Ltd..................  98,000     88,873
    Sumitomo Metal Mining Co., Ltd........................  77,000  1,003,645
  #*Sumitomo Mitsui Construction Co., Ltd.................  23,700     19,315
    Sumitomo Mitsui Financial Group, Inc..................  91,183  4,165,806
    Sumitomo Mitsui Trust Holdings, Inc................... 224,440  1,032,215
    Sumitomo Osaka Cement Co., Ltd........................  96,000    311,118
   *Sumitomo Pipe & Tube Co., Ltd.........................   7,300     79,684
    Sumitomo Precision Products Co., Ltd..................   7,000     29,602
    Sumitomo Real Estate Sales Co., Ltd...................   1,100     59,434
    Sumitomo Realty & Development Co., Ltd................   5,000    208,906
    Sumitomo Rubber Industries, Ltd.......................   8,500    141,444
    Sumitomo Seika Chemicals Co., Ltd.....................  14,000     53,247
    Sumitomo Warehouse Co., Ltd. (The)....................  30,000    171,395
    Sun-Wa Technos Corp...................................   3,400     36,187
    Sundrug Co., Ltd......................................   1,600     68,791
    Suruga Bank, Ltd......................................  37,000    656,640
    Suzuken Co. Ltd/Aichi.................................  16,200    506,336
    Suzuki Motor Corp.....................................  19,000    454,288
   *SWCC Showa Holdings Co., Ltd..........................  45,000     35,322
   *SxL Corp..............................................   4,000      5,706
    Sysmex Corp...........................................   2,200    141,876
    Systena Corp..........................................   2,400     17,379
    T Hasegawa Co., Ltd...................................   3,600     49,535
    T RAD Co., Ltd........................................  14,000     50,054
    T&D Holdings, Inc.....................................  82,200  1,038,212
    T&K Toka Co., Ltd.....................................   2,200     46,787
    Tachi-S Co., Ltd......................................   4,800     68,884
    Tachibana Eletech Co., Ltd............................   2,600     26,459
    Tact Home Co., Ltd....................................      22     38,254
    Tadano, Ltd...........................................  18,000    262,717
    Taihei Dengyo Kaisha, Ltd.............................   6,000     42,607
    Taihei Kogyo Co., Ltd.................................  12,000     42,067
   #Taiheiyo Cement Corp.................................. 119,000    399,954
    Taiheiyo Kouhatsu, Inc................................  10,000      9,873
    Taiho Kogyo Co., Ltd..................................   6,900     95,187
    Taikisha, Ltd.........................................   5,600    135,160
    Taiko Bank, Ltd. (The)................................   1,000      2,160
    Taisei Corp........................................... 160,000    622,803
    Taisei Lamick Co., Ltd................................   1,100     27,332
    Taiyo Nippon Sanso Corp...............................  54,000    380,528
   #Taiyo Yuden Co., Ltd..................................  23,200    309,902
    Takagi Securities Co., Ltd............................   6,000     24,450
    Takamatsu Construction Group Co., Ltd.................   5,000     76,531
    Takano Co., Ltd.......................................     600      2,829
    Takaoka Toko Holdings Co., Ltd........................   1,980     36,036
    Takara Holdings, Inc..................................  32,000    271,152
   #Takara Leben Co., Ltd.................................  33,200    116,070
    Takara Standard Co., Ltd..............................  21,000    153,815
    Takasago International Corp...........................  13,000     66,170
    Takasago Thermal Engineering Co., Ltd.................  12,200    105,152
   #Takashima & Co., Ltd..................................  16,000     45,162
    Takashimaya Co., Ltd..................................  57,000    560,173

                                     1408

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Takata Corp...........................................   8,000 $167,081
    Take And Give Needs Co., Ltd..........................     102   23,636
    Takeda Pharmaceutical Co., Ltd........................  10,000  445,941
    Takeei Corp...........................................   5,400   72,059
    Takeuchi Manufacturing Co., Ltd.......................   3,300   62,806
   #Takihyo Co., Ltd......................................   5,000   21,637
    Takiron Co., Ltd......................................  10,000   42,914
    Takisawa Machine Tool Co., Ltd........................  14,000   20,535
    Takuma Co., Ltd.......................................   9,000   68,721
    Tamron Co., Ltd.......................................   3,700   74,100
    Tamura Corp...........................................  19,000   48,047
    Tanseisha Co., Ltd....................................   4,000   25,760
    Tatsuta Electric Wire and Cable Co., Ltd..............  15,000  116,347
    Tayca Corp............................................   5,000   13,664
    Tbk Co., Ltd..........................................   7,000   31,646
    TDK Corp..............................................  11,000  396,094
    TDK Corp. Sponsored ADR...............................   7,012  250,679
    Teijin, Ltd........................................... 222,000  481,364
    Teikoku Electric Manufacturing Co., Ltd...............   1,300   33,587
    Teikoku Sen-I Co., Ltd................................   6,000   48,658
    Teikoku Tsushin Kogyo Co., Ltd........................   2,000    3,306
  #*Tekken Corp...........................................  24,000   27,397
   #Terumo Corp...........................................   3,300  166,857
    THK Co., Ltd..........................................  19,200  399,802
    TKC Corp..............................................   3,800   64,569
   *Toa Corp. (6894508)...................................  33,000   44,397
    Toa Corp. (6894434)...................................   6,000   47,092
    Toa Oil Co., Ltd......................................   6,000    6,245
    TOA ROAD Corp.........................................   8,000   33,828
    Toabo Corp............................................   9,000    6,148
    Toagosei Co., Ltd.....................................  49,000  209,793
  #*Tobishima Corp........................................  20,000   20,791
    Tobu Railway Co., Ltd.................................  33,000  170,220
   #Tobu Store Co., Ltd...................................  10,000   27,355
    TOC Co., Ltd..........................................  16,400  115,532
    Tocalo Co., Ltd.......................................   2,800   36,967
    Tochigi Bank, Ltd. (The)..............................  22,000   82,944
    Toda Corp.............................................  44,000  125,109
   #Toda Kogyo Corp.......................................   6,000   15,714
    Toei Animation Co., Ltd...............................   1,900   48,081
    Toei Co., Ltd.........................................  15,000   93,009
    Toenec Corp...........................................   7,000   37,136
    Toho Bank, Ltd. (The).................................  45,000  132,540
    Toho Co. Ltd/Kobe.....................................   6,000   21,808
    Toho Co., Ltd.........................................   5,200  108,358
    Toho Gas Co., Ltd.....................................  35,000  174,884
    Toho Holdings Co., Ltd................................   9,600  166,177
   #Toho Titanium Co., Ltd................................   8,100   60,978
    Toho Zinc Co., Ltd....................................  30,000   87,043
    Tohoku Bank, Ltd. (The)...............................  19,000   27,319
   *Tohoku Electric Power Co., Inc........................  14,500  169,224
    Tohokushinsha Film Corp...............................     400    3,739
    Tokai Carbon Co., Ltd.................................  45,000  129,309

                                     1409

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Tokai Corp/Gifu.......................................   1,300 $   35,798
    TOKAI Holdings Corp...................................   9,200     31,270
    Tokai Lease Co., Ltd..................................   2,000      3,633
    Tokai Rika Co., Ltd...................................  11,300    243,367
    Tokai Rubber Industries, Ltd..........................   7,600     65,678
    Tokai Tokyo Financial Holdings, Inc...................  51,000    378,197
    Token Corp............................................   1,300     68,378
    Tokio Marine Holdings, Inc............................  45,200  1,442,645
    Tokio Marine Holdings, Inc. ADR.......................   1,000     31,850
  #*Toko, Inc.............................................  22,000     67,783
    Tokushu Tokai Paper Co., Ltd..........................  22,000     44,433
    Tokuyama Corp.........................................  75,000    267,795
    Tokyo Broadcasting System Holdings, Inc...............   8,600    113,713
   #Tokyo Dome Corp.......................................  35,000    217,171
   *Tokyo Electric Power Co., Inc.........................  38,188    233,012
    Tokyo Electron Device, Ltd............................       6      9,069
   #Tokyo Electron, Ltd...................................  17,400    791,555
    Tokyo Energy & Systems, Inc...........................   6,000     29,604
    Tokyo Gas Co., Ltd....................................  39,000    214,378
   #Tokyo Keiki, Inc......................................  12,000     25,109
    Tokyo Rakutenchi Co., Ltd.............................   7,000     33,633
  #*Tokyo Rope Manufacturing Co., Ltd.....................  27,000     36,860
    Tokyo Sangyo Co., Ltd.................................   4,000     12,853
    Tokyo Seimitsu Co., Ltd...............................   6,900    134,863
   #Tokyo Steel Manufacturing Co., Ltd....................  27,700    139,227
    Tokyo Tatemono Co., Ltd............................... 102,000    844,862
    Tokyo Tekko Co., Ltd..................................  12,000     45,091
   #Tokyo Theatres Co., Inc...............................  21,000     31,859
    Tokyo Tomin Bank, Ltd. (The)..........................   7,826     80,700
    Tokyotokeiba Co., Ltd.................................  31,000    113,258
    Tokyu Community Corp..................................   2,000     90,981
   *Tokyu Construction Co., Ltd...........................  30,830     73,513
    Tokyu Corp............................................  35,000    227,323
    Tokyu Land Corp.......................................  88,000    837,672
   #Tokyu Livable, Inc....................................   3,500     70,323
    Toli Corp.............................................  17,000     32,405
    Tomato Bank, Ltd......................................  11,000     19,626
    Tomen Devices Corp....................................     100      1,710
    Tomen Electronics Corp................................   1,700     19,411
    Tomoe Corp............................................   9,500     32,516
   #Tomoe Engineering Co., Ltd............................   2,100     31,764
    Tomoku Co., Ltd.......................................  21,000     61,821
    TOMONY Holdings, Inc..................................  31,700    113,009
    Tomy Co., Ltd.........................................  19,300     92,718
    Tonami Holdings Co., Ltd..............................  16,000     34,416
    TonenGeneral Sekiyu KK................................  14,000    135,391
    Topcon Corp...........................................  12,700    139,750
    Toppan Forms Co., Ltd.................................  11,400     98,315
   #Toppan Printing Co., Ltd..............................  80,000    542,915
    Topre Corp............................................   9,700     99,446
    Topy Industries, Ltd..................................  43,000     88,931
    Toray Industries, Inc.................................  29,000    184,619
   #Toridoll.corp.........................................   4,800     49,529

                                     1410

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
    Torishima Pump Manufacturing Co., Ltd..................   9,100 $   80,400
   #Tosei Corp.............................................   4,700     31,731
    Toshiba Corp...........................................  35,000    151,398
    Toshiba Machine Co., Ltd...............................  21,000     96,952
    Toshiba Plant Systems & Services Corp..................   9,000    146,254
    Toshiba TEC Corp.......................................  28,000    161,265
   #Tosho Printing Co., Ltd................................  11,000     27,489
    Tosoh Corp............................................. 113,000    400,082
    Totetsu Kogyo Co., Ltd.................................   6,000    109,751
    TOTO, Ltd..............................................  25,000    254,868
    Tottori Bank, Ltd. (The)...............................  13,000     23,976
    Touei Housing Corp.....................................   3,545     66,075
    Towa Bank, Ltd. (The)..................................  53,000     49,193
   #Towa Corp..............................................   4,000     23,665
    Towa Pharmaceutical Co., Ltd...........................   1,800     76,013
    Toyo Construction Co., Ltd.............................   6,400     15,590
    Toyo Corp..............................................   5,300     62,645
    Toyo Denki Seizo - Toyo Electric Manufacturing Co.,
      Ltd..................................................   8,000     24,324
    Toyo Engineering Corp..................................  22,000    101,538
    Toyo Ink SC Holdings Co., Ltd..........................  42,000    211,824
   #Toyo Kanetsu KK........................................  27,000     68,169
    Toyo Kohan Co., Ltd....................................   9,000     33,094
    Toyo Securities Co., Ltd...............................  21,000     68,588
    Toyo Seikan Group Holdings, Ltd........................  36,700    606,430
    Toyo Suisan Kaisha, Ltd................................   9,000    281,375
   #Toyo Tanso Co., Ltd....................................   2,500     40,781
    Toyo Tire & Rubber Co., Ltd............................  41,000    235,898
    Toyo Wharf & Warehouse Co., Ltd........................  10,000     18,364
    Toyobo Co., Ltd........................................ 180,000    280,426
    Toyoda Gosei Co., Ltd..................................  13,300    326,487
    Toyota Boshoku Corp....................................  12,600    182,243
    Toyota Motor Corp......................................  19,055  1,159,509
    Toyota Motor Corp. Sponsored ADR.......................  50,053  6,101,461
    Toyota Tsusho Corp.....................................  24,700    655,002
    TPR Co., Ltd...........................................   4,700     78,459
    Trancom Co., Ltd.......................................   2,000     58,625
    Transcosmos, Inc.......................................   5,800     93,647
    Trend Micro, Inc.......................................   2,600     86,344
    Trusco Nakayama Corp...................................   6,100    123,554
    TS Tech Co., Ltd.......................................   8,900    291,810
    TSI Holdings Co., Ltd..................................  18,745    134,668
    Tsubakimoto Chain Co...................................  36,000    222,385
  #*Tsudakoma Corp.........................................  12,000     19,055
    Tsugami Corp...........................................  15,000     72,765
    Tsukishima Kikai Co., Ltd..............................   6,000     64,067
    Tsukuba Bank, Ltd. (The)...............................  21,400     71,085
    Tsukui Corp............................................   1,000      9,982
    Tsumura & Co...........................................   6,400    182,304
    Tsuruha Holdings, Inc..................................   2,500    229,907
    Tsurumi Manufacturing Co., Ltd.........................   4,000     38,065
    Tv Tokyo Holdings Corp.................................     600     10,475
   #U-Shin, Ltd............................................   6,200     39,957
    Ube Industries, Ltd.................................... 245,000    464,468

                                     1411

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
   *Ube Material Industries, Ltd..........................   8,000 $ 21,277
    Uchida Yoko Co., Ltd..................................   8,000   20,559
    UKC Holdings Corp.....................................   2,700   44,594
   *Ulvac, Inc............................................  10,500   81,841
    Unicharm Corp.........................................   1,800   95,824
    Union Tool Co.........................................   3,600   68,996
    Unipres Corp..........................................   8,400  164,859
   *Unitika, Ltd.......................................... 105,000   54,576
    Universal Entertainment Corp..........................     300    5,907
    UNY Group Holdings Co., Ltd...........................  55,900  358,929
   *Usen Corp.............................................   7,870   13,327
    Ushio, Inc............................................  21,500  263,787
    USS Co., Ltd..........................................     660   78,850
    Utoc Corp.............................................   2,600    8,886
    Valor Co., Ltd........................................   7,100  117,794
    Vital KSK Holdings, Inc...............................   7,300   52,614
    VT Holdings Co., Ltd..................................     800    8,998
    Wacoal Holdings Corp..................................  25,000  253,475
   *Wakachiku Construction Co., Ltd.......................  18,000   17,418
    Wakita & Co., Ltd.....................................   8,000   86,234
    Warabeya Nichiyo Co., Ltd.............................   3,200   49,597
   #WATAMI Co., Ltd.......................................   1,600   27,535
   #Weathernews, Inc......................................     300    7,201
    Welcia Holdings Co., Ltd..............................     900   48,310
    Wellnet Corp..........................................     600    5,666
    West Japan Railway Co.................................   6,400  270,244
    Wood One Co., Ltd.....................................   7,000   21,474
    Wowow, Inc............................................      17   61,432
    Xebio Co., Ltd........................................   5,100  106,926
    Yachiyo Bank, Ltd. (The)..............................   3,500   99,741
    Yahagi Construction Co., Ltd..........................   5,000   21,246
    Yahoo Japan Corp......................................     133   70,682
    Yaizu Suisankagaku Industry Co., Ltd..................     500    4,226
   #Yakult Honsha Co., Ltd................................   1,900   88,514
    YAMABIKO Corp.........................................   1,100   29,729
    Yamada Denki Co., Ltd.................................  12,800  517,984
    Yamagata Bank, Ltd. (The).............................  30,000  128,405
    Yamaguchi Financial Group, Inc........................  50,000  475,930
    Yamaha Corp...........................................  36,400  466,333
    Yamaha Motor Co., Ltd.................................  26,700  357,650
    Yamanashi Chuo Bank, Ltd. (The).......................  32,000  127,901
   #Yamatane Corp.........................................  21,000   37,032
    Yamato Holdings Co., Ltd..............................  29,700  651,112
    Yamato International, Inc.............................     600    2,792
    Yamato Kogyo Co., Ltd.................................   8,700  281,930
    Yamaya Corp...........................................     400    6,432
    Yamazaki Baking Co., Ltd..............................  19,000  224,089
    Yamazen Corp..........................................  13,000   80,593
    Yaoko Co., Ltd........................................   1,100   41,144
    Yaskawa Electric Corp.................................  19,000  226,395
    Yasuda Warehouse Co., Ltd. (The)......................   4,900   44,242
    Yellow Hat, Ltd.......................................   3,300   62,572
    Yodogawa Steel Works, Ltd.............................  24,000  100,072

                                     1412

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Yokogawa Bridge Holdings Corp.........................   7,000 $     84,430
    Yokogawa Electric Corp................................  31,900      412,601
    Yokohama Reito Co., Ltd...............................   8,400       65,705
    Yokohama Rubber Co., Ltd. (The).......................  41,000      403,605
    Yokowo Co., Ltd.......................................   3,300       15,509
    Yomiuri Land Co., Ltd.................................   7,000       59,375
    Yorozu Corp...........................................   4,600       79,618
    Yoshinoya Holdings Co., Ltd...........................      64       75,588
    Yuasa Trading Co., Ltd................................  40,000       70,921
    Yuken Kogyo Co., Ltd..................................   9,000       20,173
    Yurtec Corp...........................................   7,000       21,420
    Yusen Logistics Co., Ltd..............................   5,100       46,000
    Yushiro Chemical Industry Co., Ltd....................   1,900       18,186
    Zappallas, Inc........................................       3        2,179
    Zenrin Co., Ltd.......................................   3,700       40,319
   #Zensho Holdings Co., Ltd..............................   3,400       40,535
    Zeon Corp.............................................  25,000      271,015
                                                                   ------------
TOTAL JAPAN...............................................          246,403,421
                                                                   ------------
MALAYSIA -- (0.9%)
    Aeon Co. M Bhd........................................  30,000      143,362
    Affin Holdings Bhd....................................  84,300      109,815
    AirAsia BHD........................................... 264,000      256,779
   *Alam Maritim Resources Bhd............................ 106,700       48,593
    Alliance Financial Group Bhd.......................... 229,200      378,454
    AMMB Holdings Bhd..................................... 152,400      367,920
    APM Automotive Holdings Bhd...........................  47,200       78,287
    Axiata Group Bhd...................................... 136,425      285,399
    Batu Kawan BHD........................................  27,600      155,633
    Benalec Holdings BHD..................................  48,100       19,705
    Berjaya Corp. Bhd..................................... 407,600       72,793
    Berjaya Land Bhd......................................  76,000       21,305
    Berjaya Sports Toto Bhd...............................  53,330       68,713
    BIMB Holdings Bhd.....................................  71,100       88,021
    Boustead Holdings Bhd................................. 112,704      182,399
    British American Tobacco Malaysia Bhd.................   3,400       64,189
   *Bumi Armada Bhd.......................................  98,400      119,792
    Bursa Malaysia Bhd....................................  29,300       70,298
    Cahya Mata Sarawak Bhd................................  44,700       74,075
    Carlsberg Brewery Malaysia Bhd Class B................   8,600       38,970
    CB Industrial Product Holding Bhd.....................  51,400       43,406
    CIMB Group Holdings Bhd............................... 110,800      268,566
    Coastal Contracts Bhd.................................  10,500        8,702
    CSC Steel Holdings Bhd................................  47,300       18,950
    Dayang Enterprise Holdings Bhd........................  36,293       53,438
    Dialog Group BHD...................................... 193,779      166,531
    DiGi.Com Bhd..........................................  61,000       87,396
    DRB-Hicom Bhd......................................... 258,300      202,132
    Dutch Lady Milk Industries BHD........................   2,400       34,103
    Eastern & Oriental Bhd................................ 155,100       95,138
    ECM Libra Financial Group Bhd.........................      25            6
    Eversendai Corp. Bhd..................................  46,800       21,766
    Faber Group BHD.......................................  52,400       28,501

                                     1413

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
MALAYSIA -- (Continued)
    Gamuda Bhd............................................ 277,000 $406,147
    Genting Bhd........................................... 132,500  401,120
    Genting Malaysia Bhd.................................. 376,500  482,624
    Genting Plantations Bhd...............................  47,900  145,523
    Globetronics Technology BHD...........................   9,000    7,127
    Glomac Bhd............................................  86,600   32,034
    Guinness Anchor Bhd...................................  23,000  127,606
    HAP Seng Consolidated Bhd............................. 242,580  147,964
    Hap Seng Plantations Holdings Bhd.....................  77,600   64,330
    Hartalega Holdings Bhd................................  11,400   22,844
    Hong Leong Bank Bhd...................................  38,280  162,551
    Hong Leong Financial Group Bhd........................  41,700  179,605
    Hong Leong Industries Bhd.............................  31,400   50,394
    IGB Corp. Bhd......................................... 196,794  153,558
    IJM Corp. Bhd......................................... 283,360  505,321
    IJM Land Bhd.......................................... 143,000  125,102
    IJM Plantations Bhd...................................  80,200   74,200
    IOI Corp. Bhd.........................................  50,026   84,329
    Jaya Tiasa Holdings BHD...............................  24,435   15,754
    JCY International Bhd.................................  54,200   10,942
    K&N Kenanga Holdings BHD (6486615)....................      11        2
    K&N Kenanga Holdings BHD (B987B91)....................       4       --
    Kian JOO CAN Factory BHD..............................  56,700   49,658
   *Kinsteel Bhd.......................................... 144,000   13,321
    KLCC Property Holdings Bhd............................  52,600  106,367
   *KNM Group Bhd......................................... 240,325   32,952
    Kossan Rubber Industries..............................  24,300   43,427
    KPJ Healthcare Bhd....................................  40,300   81,874
    KSK Group Bhd......................................... 143,900   27,727
    Kuala Lumpur Kepong Bhd...............................  13,700   89,519
    Kulim Malaysia BHD.................................... 119,700  131,394
    Kumpulan Fima BHD.....................................  29,900   18,971
    Lafarge Malayan Cement Bhd............................  33,600  107,012
   *Landmarks BHD.........................................  74,700   26,682
    Lingkaran Trans Kota Holdings Bhd.....................  39,000   52,944
    Lion Industries Corp. Bhd............................. 118,500   36,562
    LPI Capital Bhd.......................................   8,480   39,568
    Mah Sing Group Bhd.................................... 142,848  107,395
    Malayan Banking Bhd................................... 141,695  447,918
    Malayan Flour Mills Bhd...............................   9,500    3,864
    Malaysia Airports Holdings Bhd........................  79,619  165,442
    Malaysia Building Society.............................  61,300   58,572
    Malaysia Marine and Heavy Engineering Holdings Bhd....  31,800   41,434
   *Malaysian Airline System Bhd.......................... 877,500   82,369
    Malaysian Bulk Carriers Bhd...........................  61,200   35,063
    Malaysian Pacific Industries Bhd......................  14,375   11,599
    Malaysian Resources Corp. Bhd......................... 349,350  156,973
    MBM Resources BHD.....................................  42,310   47,353
    Media Prima Bhd....................................... 143,900  120,392
   *MISC Bhd..............................................  47,380   79,335
    MMC Corp. Bhd......................................... 195,100  161,583
    MNRB Holdings Bhd.....................................   9,100    9,777
    Mudajaya Group Bhd....................................  54,900   44,822

                                     1414

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
MALAYSIA -- (Continued)
    Muhibbah Engineering M Bhd............................ 115,700 $ 83,653
   *Mulpha International Bhd.............................. 518,800   67,929
    Naim Holdings Bhd.....................................  15,200   18,032
    Nestle Malaysia Bhd...................................   5,100  106,357
    OSK Holdings BHD...................................... 178,863   93,347
    Padini Holdings Bhd...................................  32,100   17,494
    Parkson Holdings Bhd.................................. 117,584  130,597
   *Perdana Petroleum Bhd.................................  53,400   30,437
   *Perisai Petroleum Teknologi Bhd....................... 109,200   49,473
    Petronas Chemicals Group Bhd..........................  43,300   88,346
    Petronas Dagangan BHD.................................  17,100  141,227
    Petronas Gas Bhd......................................  25,100  161,256
    Pharmaniaga Bhd.......................................   6,900    9,756
    POS Malaysia BHD......................................  78,600  118,638
    PPB Group Bhd.........................................  59,840  274,744
    Press Metal Bhd.......................................  15,200   10,770
    Public Bank Bhd.......................................   8,700   46,256
    QL Resources Bhd......................................  34,300   36,466
    RCE Capital Bhd....................................... 430,500   36,858
    RHB Capital Bhd....................................... 100,707  255,908
   *Sapurakencana Petroleum Bhd........................... 195,143  231,975
    Sarawak Oil Palms Bhd.................................  31,000   53,321
    Scientex BHD..........................................   5,900    9,618
   *Scomi Group Bhd....................................... 335,900   40,365
    Selangor Properties Bhd...............................  24,800   30,972
    Shell Refining Co. Federation of Malaya Bhd...........  25,800   66,041
    Sime Darby Bhd........................................  49,700  145,252
    SP Setia Bhd..........................................  19,400   19,973
    Star Publications Malaysia Bhd........................  37,200   30,970
    Sunway Bhd............................................ 219,800  223,182
    Supermax Corp. Bhd.................................... 125,800   80,295
    Ta Ann Holdings Bhd...................................  40,781   48,344
    TA Enterprise Bhd..................................... 253,700   50,855
    TA Global Bhd......................................... 152,220   13,602
    TAN Chong Motor Holdings BHD.......................... 100,000  205,876
    TDM BHD............................................... 124,400   32,621
   *Tebrau Teguh Bhd......................................  91,000   36,999
    Telekom Malaysia Bhd..................................  96,800  157,279
    Tenaga Nasional Bhd...................................  46,850  128,433
   *TH Heavy Engineering Bhd.............................. 191,000   47,940
    TH Plantations Bhd....................................   2,640    1,495
    Top Glove Corp. Bhd...................................  77,200  140,157
    TSH Resources Bhd..................................... 109,400   76,227
    UEM Land Holdings Bhd................................. 278,358  229,757
    UMW Holdings Bhd......................................  82,300  351,896
    Unico-Desa Plantations Bhd............................ 147,900   48,304
    Unisem M Bhd.......................................... 147,200   40,825
    United Plantations BHD................................  11,300   90,788
    Wah Seong Corp. Bhd...................................  52,909   31,169
    WCT Holdings Bhd...................................... 161,210  122,186
    WTK Holdings BHD......................................  72,500   26,778
    YNH Property Bhd......................................  99,848   57,545
    YTL Corp. Bhd......................................... 967,283  497,606

                                     1415

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    YTL Power International Bhd..........................   187,000 $    93,370
    Zhulian Corp. Bhd....................................    45,600      45,842
                                                                    -----------
TOTAL MALAYSIA...........................................            14,589,485
                                                                    -----------
MEXICO -- (1.4%)
    Alfa S.A.B. de C.V. Class A..........................   588,810   1,500,520
    Alsea S.A.B. de C.V..................................   102,947     284,757
    America Movil S.A.B. de C.V. Series L................   187,700     197,065
    America Movil S.A.B. de C.V. Series L ADR............    23,684     496,890
    Arca Continental S.A.B. de C.V.......................   136,212   1,019,930
   *Axtel S.A.B. de C.V..................................   260,900      89,263
    Bolsa Mexicana de Valores S.A.B. de C.V..............    43,471     116,703
   *Cemex S.A.B. de C.V.................................. 1,794,924   2,068,566
   *Cemex S.A.B. de C.V. Sponsored ADR...................    76,253     877,672
    Cia Minera Autlan S.A.B. de C.V. Series B............    13,400       7,659
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........     2,300     324,760
    Compartamos S.A.B. de C.V............................   106,000     191,705
   *Consorcio ARA S.A.B. de C.V. Series *................   147,200      55,433
    Controladora Comercial Mexicana S.A.B. de C.V........   116,084     492,592
   *Corp. GEO S.A.B. de C.V. Series B....................   105,000      14,633
    Corp. Moctezuma S.A.B. de C.V. Series *..............    73,800     230,539
   *Desarrolladora Homex S.A.B. de C.V...................    28,600       8,442
  #*Desarrolladora Homex S.A.B. de C.V. ADR..............     3,686       6,377
   #El Puerto de Liverpool S.A.B. de C.V.................    10,156     117,512
   *Empresas ICA S.A.B. de C.V...........................    84,759     177,976
   *Empresas ICA S.A.B. de C.V. Sponsored ADR............    16,200     136,242
   *Financiera Independencia S.A.B. de C.V...............    32,800      12,788
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR................................................    21,098   2,099,040
  #*Genomma Lab Internacional S.A.B. de C.V. Class B.....    87,843     205,909
   *Gruma S.A.B. de C.V. Class B.........................    70,384     372,839
   *Gruma S.A.B. de C.V. Sponsored ADR...................       500      10,550
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...    34,200     117,438
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..     9,537     498,118
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR... 5,100 604,146 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B............................................     2,400      28,467
   #Grupo Bimbo S.A.B. de C.V. Series A..................   157,200     528,974
    Grupo Carso S.A.B. de C.V. Series A1.................    97,100     484,179
   *Grupo Cementos de Chihuahua S.A.B. de C.V............     1,100       3,529
    Grupo Comercial Chedraui S.A. de C.V.................    65,254     211,608
   *Grupo Famsa S.A.B. de C.V. Class A...................    51,200      96,445
    Grupo Financiero Banorte S.A.B. de C.V...............   252,156   1,590,590
    Grupo Financiero Inbursa S.A.B. de C.V...............   219,640     513,644
    Grupo Herdez S.A.B. de C.V. Series *.................    44,800     143,841
    Grupo Lamosa S.A.B. de C.V...........................    34,239      67,579
    Grupo Mexico S.A.B. de C.V. Series B.................   334,081   1,025,567
  #*Grupo Pochteca S.A.B. de C.V.........................     3,616       5,911
   *Grupo Simec S.A.B. de C.V. Series B..................    23,900      94,251
   *Grupo Simec S.A.B. de C.V. Sponsored ADR.............     1,049      12,515
    Grupo Televisa S.A.B. Series CPO.....................   143,094     773,012
    Grupo Televisa S.A.B. Sponsored ADR..................    23,672     641,511
   *Impulsora del Desarrollo y El Empleo en America
     Latina S.A.B. de C.V................................   117,000     262,163
    Industrias Bachoco S.A.B. de C.V. Series B...........     1,422       4,759
  #*Industrias CH S.A.B. de C.V. Series B................    40,800     261,549

                                     1416

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
MEXICO -- (Continued)
    Industrias Penoles S.A.B. de C.V......................   5,130 $   161,000
   *Inmuebles Carso S.A.B. de C.V.........................  86,291      78,098
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A.......  68,400     225,452
    Megacable Holdings S.A.B. de C.V......................  34,300     101,750
    Mexichem S.A.B. de C.V................................ 117,483     546,358
   *Minera Frisco S.A.B. de C.V...........................  70,600     154,822
  #*OHL Mexico S.A.B. de C.V..............................  21,100      55,654
    Organizacion Soriana S.A.B. de C.V. Class B........... 175,027     585,125
   *Promotora y Operadora de Infraestructura S.A.B. de
     C.V..................................................  18,900     198,355
   #Qualitas Controladora S.A.B. de C.V...................  36,600     100,292
   #TV Azteca S.A.B. de C.V............................... 261,900     124,053
  #*Urbi Desarrollos Urbanos S.A.B. de C.V................  84,222      10,484
   #Wal-Mart de Mexico S.A.B. de C.V. Series V............  76,404     209,064
                                                                   -----------
TOTAL MEXICO..............................................          21,636,665
                                                                   -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV................................  21,139     532,669
    Accell Group..........................................   3,937      72,489
    Aegon NV (5927375).................................... 162,022   1,248,438
    Aegon NV (007924103)..................................  78,384     605,909
   *AFC Ajax NV...........................................     546       5,807
    Akzo Nobel NV.........................................  30,253   1,844,398
    Akzo Nobel NV Sponsored ADR...........................   1,500      30,480
   *AMG Advanced Metallurgical Group NV...................   5,989      50,427
    Amsterdam Commodities NV..............................   3,226      67,379
    APERAM................................................  11,100     136,992
    Arcadis NV............................................  10,631     275,863
    ArcelorMittal (B03XPL1)...............................  14,754     192,751
   #ArcelorMittal (03938L104)............................. 117,830   1,528,255
    ASM International NV..................................   8,911     280,585
    BE Semiconductor Industries NV........................   8,284      89,729
    Beter Bed Holding NV..................................   2,192      42,404
    BinckBank NV..........................................  18,266     161,859
    Brunel International NV...............................   1,779      85,823
    CSM...................................................  20,837     478,033
   *DE Master Blenders 1753 NV............................  63,406   1,046,899
    Delta Lloyd NV........................................  46,299   1,000,550
    Exact Holding NV......................................   1,884      44,299
    Fugro NV..............................................  11,594     707,142
   #Gemalto NV............................................   9,713   1,017,215
   *Grontmij..............................................  11,563      52,398
    Heijmans NV...........................................   7,697      81,887
    Heineken NV...........................................   5,424     380,991
    Hunter Douglas NV.....................................     788      32,467
   *ING Groep NV..........................................  27,623     281,946
   *ING Groep NV Sponsored ADR............................ 263,004   2,674,751
   *Kardan NV.............................................   6,819       4,356
    KAS Bank NV...........................................   3,541      43,126
    Kendrion NV...........................................   1,972      54,549
    Koninklijke Ahold NV..................................  94,870   1,562,967
    Koninklijke Ahold NV Sponsored ADR....................     400       6,608
    Koninklijke BAM Groep NV..............................  66,852     381,936
    Koninklijke Boskalis Westminster NV...................  13,200     496,778

                                     1417

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
NETHERLANDS -- (Continued)
    Koninklijke DSM NV....................................  23,032 $ 1,618,667
   *Koninklijke KPN NV....................................  69,414     182,791
    Koninklijke Philips Electronics NV (500472303)........  70,516   2,241,703
    Koninklijke Philips Electronics NV (5986622)..........  66,468   2,125,573
    Koninklijke Ten Cate NV...............................   6,634     160,290
    Koninklijke Vopak NV..................................   6,788     391,015
    Koninklijke Wessanen NV...............................  21,473      79,759
    Macintosh Retail Group NV.............................     861       9,662
    Nederland Apparatenfabriek............................     514      20,017
    Nutreco NV............................................  13,572     637,254
   *Ordina NV.............................................  14,194      23,672
   *PostNL NV.............................................  89,555     322,217
    Randstad Holding NV...................................  23,595   1,141,326
    Reed Elsevier NV......................................   4,918      94,215
    Reed Elsevier NV Sponsored ADR........................   4,200     160,524
  #*Royal Imtech NV.......................................  13,633      33,181
   *SBM Offshore NV.......................................  39,122     757,081
    Sligro Food Group NV..................................   3,084     111,468
    SNS REAAL NV..........................................  38,309          --
   *Telegraaf Media Groep NV..............................   4,962      77,544
    TKH Group NV..........................................   6,957     191,625
    TNT Express NV........................................  70,928     558,239
   *TomTom NV.............................................  29,467     172,073
    Unilever NV (B12T3J1).................................   2,976     119,401
    Unilever NV (904784709)...............................  12,294     491,883
    Unit4 NV..............................................   5,226     176,834
    USG People NV.........................................  15,034     112,014
    Wolters Kluwer NV.....................................  28,026     676,993
   *Xeikon NV.............................................   4,099      30,476
    Ziggo NV..............................................   6,034     240,158
                                                                   -----------
TOTAL NETHERLANDS.........................................          30,558,810
                                                                   -----------
NEW ZEALAND -- (0.2%)
   *A2 Corp., Ltd.........................................  18,321       9,788
    Air New Zealand, Ltd..................................  65,749      76,147
    Auckland International Airport, Ltd................... 245,822     617,710
   *Bathurst Resources New Zealand, Ltd...................  47,311       8,293
    Chorus, Ltd...........................................  17,988      38,791
    Chorus, Ltd. ADR......................................   2,187      23,423
    Contact Energy, Ltd...................................  77,371     331,664
   *Diligent Board Member SVCS............................   2,839      14,048
    Ebos Group, Ltd.......................................   2,762      22,167
    Fisher & Paykel Healthcare Corp., Ltd.................  48,650     135,129
    Fletcher Building, Ltd. (6341606).....................  65,360     424,189
    Fletcher Building, Ltd. (6341617).....................  12,299      79,240
    Freightways, Ltd......................................   8,295      26,893
    Hallenstein Glasson Holdings, Ltd.....................     609       2,293
    Infratil, Ltd.........................................  73,154     145,190
    Kathmandu Holdings, Ltd...............................   4,815      10,295
    Mainfreight, Ltd......................................  14,201     121,932
    New Zealand Oil & Gas, Ltd............................  63,818      42,557
    New Zealand Refining Co., Ltd. (The)..................   1,518       2,960
    Nuplex Industries, Ltd................................  37,267      92,776

                                     1418

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
NEW ZEALAND -- (Continued)
    NZX, Ltd..............................................  14,855 $   15,789
    PGG Wrightson, Ltd....................................   8,757      2,312
    Port of Tauranga, Ltd.................................  16,991    193,960
    Restaurant Brands New Zealand, Ltd....................   7,686     17,282
    Ryman Healthcare, Ltd.................................  48,303    274,176
    Sanford Ltd...........................................  12,229     45,389
    Sky Network Television, Ltd...........................  31,876    136,263
    SKYCITY Entertainment Group, Ltd......................  65,746    219,817
    Telecom Corp. of New Zealand, Ltd.....................  57,730    103,829
    Tower, Ltd............................................  42,760     63,870
    TrustPower, Ltd.......................................  13,045     77,079
    Vector, Ltd...........................................  28,655     60,603
    Warehouse Group, Ltd. (The)...........................  19,445     60,881
   *Xero, Ltd.............................................      50        691
                                                                   ----------
TOTAL NEW ZEALAND.........................................          3,497,426
                                                                   ----------
NORWAY -- (0.8%)
   #ABG Sundal Collier Holding ASA........................  85,601     58,641
   *Agasti Holding ASA....................................  94,082     22,267
    Aker ASA Class A......................................   5,345    170,293
    Aker Solutions ASA....................................  13,798    207,933
   *Algeta ASA............................................     999     40,837
   *Archer, Ltd...........................................  31,543     25,340
    Atea ASA..............................................  11,808    124,114
    Austevoll Seafood ASA.................................  24,241    137,221
    Bonheur ASA...........................................   2,286     54,335
    BW Offshore, Ltd......................................  80,495    105,944
   *BWG Homes ASA.........................................  13,773     30,449
   #Cermaq ASA............................................  11,307    208,238
    Copeinca ASA..........................................   3,400     38,999
   *Deep Sea Supply P.L.C.................................  23,563     36,149
   *Det Norske Oljeselskap ASA............................   4,455     65,214
    DNB ASA...............................................  70,441  1,171,816
   *DNO International ASA................................. 107,000    231,380
  #*DOF ASA...............................................  10,562     46,537
    Ekornes ASA...........................................   3,811     60,003
   *Electromagnetic GeoServices A.S.......................  12,748     20,035
    Eltek ASA.............................................  90,615     88,361
    Evry ASA..............................................   1,921      3,029
    Farstad Shipping ASA..................................   1,296     28,242
    Fred Olsen Energy ASA.................................   2,982    143,877
  #*Frontline, Ltd........................................   5,865     15,210
    Ganger Rolf ASA.......................................   2,992     67,860
    Gjensidige Forsikring ASA.............................  16,151    249,968
    Golar LNG, Ltd........................................   3,007    103,832
   *Golden Ocean Group Ltd................................  57,922     62,249
   *Grieg Seafood ASA.....................................   4,605     12,255
  #*Hurtigruten ASA.......................................  45,655     20,396
   *Kongsberg Automotive Holding ASA...................... 118,714     64,179
   #Kongsberg Gruppen A.S.................................   2,160     40,522
   #Kvaerner ASA..........................................  42,055     71,854
    Leroey Seafood Group ASA..............................   3,689     98,245
   #Marine Harvest ASA.................................... 514,096    518,816

                                     1419

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
NORWAY -- (Continued)
  #*Nordic Semiconductor ASA..............................  18,887 $    61,287
   #Norsk Hydro ASA....................................... 128,798     547,520
    Norsk Hydro ASA Sponsored ADR.........................     800       3,416
  #*Norske Skogindustrier ASA.............................  49,653      30,953
   #Northern Offshore, Ltd................................  17,133      24,484
   *Norwegian Air Shuttle A.S.............................   5,579     248,371
  #*Norwegian Energy Co. A.S..............................  35,128      18,069
   *Odfjell SE Class A....................................   2,716      12,594
   #Opera Software ASA....................................   7,998      64,990
    Orkla ASA............................................. 103,271     797,567
  #*Panoro Energy ASA.....................................  83,120      42,994
    Petroleum Geo-Services ASA............................  33,287     447,357
  #*PhotoCure ASA.........................................   1,301       8,356
    Prosafe SE............................................   7,400      74,175
   *Q-Free ASA............................................   7,768      21,391
   *Renewable Energy Corp. ASA............................ 313,178     161,501
   *Salmar ASA............................................     334       3,371
    Schibsted ASA.........................................   3,700     188,457
    Seadrill, Ltd.........................................  11,860     506,971
  #*Sevan Drilling A.S....................................  53,462      41,410
  #*Sevan Marine ASA......................................   7,182      28,867
   *Siem Offshore, Inc....................................  52,788      69,790
    Solstad Offshore ASA..................................     465       7,597
   *Songa Offshore SE.....................................  32,356      40,366
    SpareBank 1 SMN.......................................  21,435     176,827
    SpareBank 1 SR Bank ASA...............................   9,498      80,338
    Statoil ASA...........................................  15,800     342,965
    Statoil ASA Sponsored ADR.............................  50,912   1,099,190
    Stolt-Nielsen, Ltd....................................   3,159      73,672
   *Storebrand ASA........................................  94,746     544,722
    Subsea 7 SA...........................................  39,063     742,905
    Telenor ASA...........................................  17,451     386,482
    TGS Nopec Geophysical Co. ASA.........................   4,512     144,715
   #Tomra Systems ASA.....................................  16,200     147,992
    TTS Group ASA.........................................   1,076       1,271
    Veidekke ASA..........................................   6,564      53,445
    Veripos, Inc..........................................   3,564      11,156
    Wilh Wilhelmsen ASA...................................  13,121     106,002
    Wilh Wilhelmsen Holding ASA Class A...................   3,396      98,381
   #Yara International ASA................................  15,217     682,902
                                                                   -----------
TOTAL NORWAY..............................................          12,589,459
                                                                   -----------
PERU -- (0.0%)
    Cia de Minas Buenaventura SA ADR......................   1,800      25,740
    Credicorp, Ltd........................................   3,175     377,158
                                                                   -----------
TOTAL PERU................................................             402,898
                                                                   -----------
PHILIPPINES -- (0.4%)
    Aboitiz Equity Ventures, Inc..........................  96,000     111,186
    Aboitiz Power Corp.................................... 248,200     199,742
    Alliance Global Group, Inc............................ 954,600     577,502
    Atlas Consolidated Mining & Development...............  82,100      27,216

                                     1420

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
PHILIPPINES -- (Continued)
    Ayala Corp..........................................     36,220 $  503,542
    Ayala Land, Inc.....................................    354,100    245,005
    Bank of the Philippine Islands......................    188,703    408,833
    BDO Unibank, Inc....................................    208,945    389,620
   *Belle Corp..........................................    565,000     66,922
    Cebu Air, Inc.......................................     39,000     56,439
    China Banking Corp..................................     74,877    106,541
    DMCI Holdings, Inc..................................    172,530    211,325
    EEI Corp............................................     32,000      9,563
   *Empire East Land Holdings, Inc......................  1,000,000     21,860
    Energy Development Corp.............................  1,205,500    167,625
    Filinvest Land, Inc.................................  2,923,000    119,694
    First Gen Corp......................................    170,000     72,027
    First Philippine Holdings Corp......................     75,400    149,310
   *Global-Estate Resorts, Inc..........................    202,000      7,805
    Globe Telecom, Inc..................................      5,830    219,105
    International Container Terminal Services, Inc......     91,130    192,314
    JG Summit Holdings, Inc.............................     12,100     11,702
    Jollibee Foods Corp.................................     30,800    109,921
    Lafarge Republic, Inc...............................    270,509     65,009
   *Lepanto Consolidated Mining.........................    269,000      3,964
    Lopez Holdings Corp.................................    511,000     59,718
    Manila Electric Co..................................     11,290     74,489
    Manila Water Co., Inc...............................    100,000     74,926
    Megaworld Corp......................................  2,852,000    212,496
    Metro Pacific Investments Corp......................  1,038,000    129,017
    Metropolitan Bank & Trust...........................    185,075    452,482
    Pepsi-Cola Products Philippines, Inc................    129,700     17,555
    Philippine Long Distance Telephone Co. Sponsored
      ADR...............................................      1,000     70,480
   *Philippine National Bank............................     73,170    136,866
    Philippine Stock Exchange, Inc......................        260      2,336
    Philodrill Corp..................................... 18,100,000     17,086
    Philweb Corp........................................     57,200     19,492
    RFM Corp............................................    196,000     22,109
    Rizal Commercial Banking Corp.......................     71,000     87,615
    Robinsons Land Corp.................................    367,700    192,715
    San Miguel Corp.....................................     34,650     68,610
    Security Bank Corp..................................     86,520    286,863
    Semirara Mining Corp................................     11,880     68,070
    SM Development Corp.................................    385,330     72,240
    SM Investments Corp.................................     10,050    219,813
    SM Prime Holdings, Inc..............................    424,250    171,423
    Union Bank Of Philippines...........................     42,900    132,361
    Universal Robina Corp...............................    168,610    482,540
    Vista Land & Lifescapes, Inc........................    458,000     60,592
                                                                    ----------
TOTAL PHILIPPINES.......................................             7,185,666
                                                                    ----------
POLAND -- (0.4%)
   *Agora SA............................................      9,107     22,296
   *AmRest Holdings SE..................................      2,020     55,335
   *Arctic Paper SA.....................................        911        888
    Asseco Poland SA....................................     17,255    246,035
    Bank Handlowy w Warszawie SA........................      5,363    161,521

                                     1421

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
POLAND -- (Continued)
   *Bank Millennium SA....................................    87,752 $  170,297
    Bank Pekao SA.........................................     1,980    101,635
   *Bioton SA.............................................   980,519     12,271
   *Boryszew SA...........................................   214,660     30,805
    BRE Bank SA...........................................     1,468    197,141
    Budimex SA............................................     1,885     56,429
    CCC SA................................................     1,963     57,652
   *Ciech SA..............................................    10,050     78,377
   *Cinema City International NV..........................        36        338
   *Cyfrowy Polsat SA.....................................     6,007     39,897
   *Echo Investment SA....................................    73,042    150,592
    Emperia Holding SA....................................     2,574     52,085
    Enea SA...............................................    20,750     87,737
    Eurocash SA...........................................    12,021    223,463
   *Farmacol SA...........................................     2,588     38,734
    Getin Holding SA......................................    67,301     66,238
   *Getin Noble Bank SA...................................   192,131    123,078
    Grupa Azoty SA........................................     3,245     66,120
    Grupa Kety SA.........................................     1,179     54,691
   *Grupa Lotos SA........................................    18,333    189,078
   *Impexmetal SA.........................................    16,373     12,282
   *ING Bank Slaski SA....................................     3,600    111,830
    Inter Cars SA.........................................     1,521     69,817
    Jastrzebska Spolka Weglowa SA.........................     4,685     97,910
   *Kernel Holding SA.....................................    11,292    176,249
    KGHM Polska Miedz SA..................................    11,516    399,049
    Kopex SA..............................................     7,393     23,888
   *LC Corp. SA...........................................    51,834     28,954
    LPP SA................................................        54    118,101
   *Lubelski Wegiel Bogdanka SA...........................     4,305    141,768
   *Netia SA..............................................    76,189    108,489
    Orbis SA..............................................     4,643     50,164
    Pelion SA.............................................     1,918     48,970
    PGE SA................................................    69,909    330,576
   *Polimex-Mostostal SA..................................   147,517      7,391
    Polski Koncern Naftowy Orlen SA.......................    49,567    672,877
    Polskie Gornictwo Naftowe i Gazownictwo SA............    73,242    141,969
    Powszechna Kasa Oszczednosci Bank Polski SA...........    40,885    475,882
    Powszechny Zaklad Ubezpieczen SA......................       934    132,589
   *Rafako SA.............................................     2,291      3,428
   *Rovese SA.............................................    67,230     40,540
   *Sygnity SA............................................     4,962     30,934
    Synthos SA............................................   105,358    144,830
    Tauron Polska Energia SA..............................    57,260     78,701
    Telekomunikacja Polska SA.............................    26,123     61,845
    TVN SA................................................     5,494     18,526
                                                                     ----------
TOTAL POLAND..............................................            5,810,292
                                                                     ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA.........................................    25,236     65,108
  #*Banco BPI SA..........................................   117,003    152,795
   *Banco Comercial Portugues SA.......................... 2,664,352    332,387
   *Banco Espirito Santo SA...............................   462,423    450,260

                                     1422

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
PORTUGAL -- (Continued)
    Cimpor Cimentos de Portugal SGPS SA....................  18,899 $   79,068
    EDP - Energias de Portugal SA..........................  84,666    300,995
   *EDP Renovaveis SA......................................  51,280    263,212
    Galp Energia SGPS SA...................................  17,799    284,305
    Jeronimo Martins SGPS SA...............................  14,138    279,327
    Mota-Engil SGPS SA.....................................  17,204     62,779
    Portucel SA............................................  45,738    161,955
    Portugal Telecom SGPS SA............................... 129,611    494,515
    REN - Redes Energeticas Nacionais SGPS SA..............  31,626     93,502
    Semapa-Sociedade de Investimento e Gestao..............  14,845    131,432
    Sonae.................................................. 226,544    234,865
   *Sonae Industria SGPS SA................................  24,422     15,962
    Sonaecom - SGPS SA.....................................  28,627     68,058
    Teixeira Duarte SA.....................................  10,538      7,728
    Zon Multimedia Servicos de Telecomunicacoes e
      Multimedia SGPS SA...................................  21,828    127,680
                                                                    ----------
TOTAL PORTUGAL.............................................          3,605,933
                                                                    ----------
RUSSIA -- (0.5%)
   *Alliance Oil Co., Ltd..................................  10,368     68,061
   *Etalon Group, Ltd. GDR.................................   5,893     23,545
    Eurasia Drilling Co., Ltd. GDR.........................   3,395    133,690
   *Federal Hydrogenerating Co. JSC ADR.................... 218,605    370,536
   *Gazprom OAO Sponsored ADR.............................. 403,137  3,115,279
    Globaltrans Investment P.L.C. GDR......................   3,982     55,644
   *Integra Group Holdings GDR.............................  20,403      5,060
    Lukoil OAO Sponsored ADR...............................  20,327  1,196,108
    Magnitogorsk Iron & Steel Works GDR....................  23,119     71,130
    Mail.ru Group, Ltd. GDR................................   1,778     56,819
  #*Mechel Sponsored ADR...................................  32,520     92,357
    MMC Norilsk Nickel OJSC ADR............................   6,501     86,933
    Novolipetsk Steel OJSC GDR.............................   3,822     55,412
   *PIK Group GDR..........................................  13,885     30,120
    Polymetal International P.L.C..........................   4,300     42,387
    Rosneft OAO GDR........................................  22,100    156,142
    Rostelecom OJSC Sponsored ADR..........................     345      7,008
    Sberbank of Russia Sponsored ADR.......................  26,101    299,632
    Severstal OAO GDR......................................  24,033    180,646
   *Tatneft OAO Sponsored ADR..............................  15,782    580,054
    TMK OAO GDR............................................   5,886     79,437
    Uralkali OJSC GDR......................................   4,506     97,606
    VimpelCom, Ltd. Sponsored ADR..........................  22,146    221,681
   *VTB Bank OJSC GDR......................................  47,332    132,948
   *X5 Retail Group NV GDR.................................   4,415     73,504
                                                                    ----------
TOTAL RUSSIA...............................................          7,231,739
                                                                    ----------
SINGAPORE -- (1.1%)
   *Abterra, Ltd...........................................  32,000     16,008
    Amara Holdings, Ltd....................................  25,000     11,191
    Amtek Engineering, Ltd.................................  29,000     10,711
    ASL Marine Holdings, Ltd...............................  32,200     16,199
   #Ausgroup, Ltd.......................................... 184,000     51,346
    Banyan Tree Holdings, Ltd..............................  54,000     29,422

                                     1423

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
    Biosensors International Group, Ltd...................   206,000 $  168,504
    Bonvests Holdings, Ltd................................    22,000     19,360
    Boustead Singapore, Ltd...............................    50,000     55,060
    Breadtalk Group, Ltd..................................    27,000     20,371
    Broadway Industrial Group, Ltd........................    49,000     10,399
   #Bukit Sembawang Estates, Ltd..........................    22,000    106,959
    Bund Center Investment, Ltd...........................   259,000     46,710
    CapitaLand, Ltd.......................................   371,500    942,419
    CH Offshore, Ltd......................................    60,000     20,520
    China Aviation Oil Singapore Corp., Ltd...............    28,000     21,111
    China Merchants Holdings Pacific, Ltd.................    26,000     16,853
    Chip Eng Seng Corp., Ltd..............................   158,000     85,619
    City Developments, Ltd................................    57,000    476,343
    ComfortDelGro Corp., Ltd..............................   189,000    297,492
    Cosco Corp. Singapore, Ltd............................   234,000    137,910
    CSC Holdings, Ltd.....................................    97,000      7,770
    CSE Global, Ltd.......................................   137,000     88,785
    CWT, Ltd..............................................    40,000     45,110
    DBS Group Holdings, Ltd...............................   127,035  1,667,069
    Elec & Eltek International Co., Ltd...................     5,000     10,799
    Eu Yan Sang International, Ltd........................    10,000      5,972
    Ezion Holdings, Ltd...................................   107,000    186,506
  #*Ezra Holdings, Ltd....................................   185,200    125,808
    Far East Orchard, Ltd.................................    34,076     54,323
    First Resources, Ltd..................................   104,000    137,321
    FJ Benjamin Holdings, Ltd.............................    34,000      6,843
    Food Empire Holdings, Ltd.............................    19,000      9,861
    Fragrance Group, Ltd..................................   146,000     27,550
   *Gallant Venture, Ltd..................................   119,000     28,542
    Genting Singapore P.L.C...............................   121,000    126,206
   #GMG Global, Ltd.......................................   641,000     52,399
    Golden Agri-Resources, Ltd............................ 1,085,000    447,635
    Goodpack, Ltd.........................................    40,000     47,832
    Great Eastern Holdings, Ltd...........................     4,000     54,431
    GuocoLand, Ltd........................................    69,666    114,925
    GuocoLeisure, Ltd.....................................    75,000     46,271
    Guthrie GTS, Ltd......................................    82,000     57,572
   *Healthway Medical Corp., Ltd..........................   221,000     12,717
    Hi-P International, Ltd...............................   139,000     90,494
    Hiap Hoe, Ltd.........................................    39,000     22,388
    Ho Bee Investment, Ltd................................   102,000    175,582
    Hong Fok Corp., Ltd...................................   109,200     59,166
    Hong Leong Asia, Ltd..................................    42,000     50,906
    Hongkong Land Holdings, Ltd...........................    22,000    148,608
    Hotel Grand Central, Ltd..............................    33,304     28,145
   #Hotel Properties, Ltd.................................    65,000    159,953
    HTL International Holdings, Ltd.......................    66,000     14,294
    Hutchison Port Holdings Trust.........................   279,000    206,206
    Hyflux, Ltd...........................................   103,000    105,762
    Indofood Agri Resources, Ltd..........................   175,000    121,880
    InnoTek, Ltd..........................................    46,000     12,840
   *International Healthway Corp., Ltd....................    18,186      5,939
    IPC Corp., Ltd........................................    72,000      9,223

                                     1424

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
SINGAPORE -- (Continued)
    Jardine Cycle & Carriage, Ltd.........................   3,000 $ 95,017
    Jaya Holdings, Ltd....................................  54,000   24,609
    K-Green Trust.........................................  40,000   32,256
    K1 Ventures, Ltd......................................  42,000    5,707
    Keppel Corp., Ltd.....................................  33,000  268,615
    Keppel Land, Ltd...................................... 147,000  425,875
    Keppel Telecommunications & Transportation, Ltd.......  10,000   11,555
    Koh Brothers Group, Ltd...............................  48,000   11,177
    Lee Kim Tah Holdings, Ltd.............................  18,000   13,437
    Lian Beng Group, Ltd.................................. 112,000   48,428
  #*LionGold Corp., Ltd...................................  47,000   43,108
    Low Keng Huat Singapore, Ltd..........................  66,000   35,027
    M1, Ltd...............................................  31,000   78,746
   *Manhattan Resources, Ltd..............................  32,000    9,190
    Marco Polo Marine, Ltd................................  72,000   21,547
    Memstar Technology, Ltd............................... 175,000   12,391
    Mewah International, Inc.............................. 113,000   38,632
    Midas Holdings, Ltd................................... 291,000  109,643
    Nam Cheong, Ltd....................................... 298,000   65,569
  #*Neptune Orient Lines, Ltd............................. 223,000  188,243
    Noble Group, Ltd...................................... 590,000  414,529
    NSL, Ltd..............................................  12,000   13,581
   *Oceanus Group, Ltd.................................... 461,000   10,496
    OKP Holdings, Ltd.....................................  71,000   22,309
   #Olam International, Ltd............................... 362,000  482,845
    OSIM International, Ltd...............................  49,000   79,019
   *Otto Marine, Ltd...................................... 160,500    6,300
    Oversea-Chinese Banking Corp., Ltd.................... 116,296  965,506
   #Overseas Union Enterprise, Ltd........................  85,000  189,154
    Pan Pacific Hotels Group, Ltd.........................  49,000   98,006
    Pan-United Corp., Ltd.................................  17,000   12,160
    Petra Foods, Ltd......................................   3,000    9,419
    Popular Holdings, Ltd.................................  34,000    7,489
    QAF, Ltd..............................................  27,167   22,431
   *Raffles Education Corp., Ltd.......................... 153,370   35,570
    Raffles Medical Group, Ltd............................  12,000   30,370
    Rotary Engineering, Ltd...............................  55,000   25,679
   *S I2I, Ltd............................................ 468,000    6,983
    SATS, Ltd.............................................  79,870  208,380
    SBS Transit, Ltd......................................  11,500   12,576
    See Hup Seng, Ltd.....................................  18,000    3,829
    SembCorp Industries, Ltd..............................  65,000  259,496
   #SembCorp Marine, Ltd..................................  30,000  107,264
    SIA Engineering Co., Ltd..............................  10,000   38,309
    Sim Lian Group, Ltd...................................  42,000   29,355
   #Sinarmas Land, Ltd.................................... 259,000  135,178
    Sing Holdings, Ltd....................................  16,000    6,087
    Singapore Airlines, Ltd...............................  84,000  667,835
    Singapore Exchange, Ltd...............................  21,000  125,907
   #Singapore Land, Ltd...................................  29,000  208,208
    Singapore Post, Ltd................................... 135,000  139,590
   #Singapore Press Holdings, Ltd.........................  46,000  158,782
    Singapore Technologies Engineering, Ltd...............  48,000  161,640

                                     1425

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SINGAPORE -- (Continued)
    Singapore Telecommunications, Ltd..................... 209,000 $   645,379
   *Sino Grandness Food Industry Group Ltd................  28,000      32,123
    SMRT Corp., Ltd.......................................  69,000      76,804
  #*Sound Global, Ltd.....................................  64,000      30,305
    Stamford Land Corp., Ltd.............................. 150,000      66,035
    StarHub, Ltd..........................................  22,000      76,149
    Sunningdale Tech, Ltd.................................  65,000       6,437
   *SunVic Chemical Holdings, Ltd.........................  69,000      24,115
    Super Group, Ltd......................................  83,000     314,079
   #Swiber Holdings, Ltd.................................. 141,000      81,880
    Swissco Holdings, Ltd.................................  28,000       5,388
   #Tat Hong Holdings, Ltd................................  63,000      57,697
   *Tiger Airways Holdings, Ltd...........................  57,600      27,181
    Tiong Woon Corp. Holding, Ltd.........................  31,000       8,642
   *Triyards holdings, Ltd................................  18,520      10,115
    Tuan Sing Holdings, Ltd............................... 136,107      36,895
    UMS Holdings, Ltd.....................................  56,000      21,992
    United Engineers, Ltd.................................  42,000      77,670
    United Envirotech, Ltd................................ 104,000      76,882
    United Industrial Corp., Ltd.......................... 113,000     269,070
    United Overseas Bank, Ltd.............................  70,190   1,184,045
    UOB-Kay Hian Holdings, Ltd............................  68,000      90,130
    UOL Group, Ltd........................................  87,000     477,857
    UPP Holdings, Ltd.....................................  64,000      17,856
    Vard Holdings, Ltd....................................  96,000      62,193
    Venture Corp., Ltd....................................  63,000     362,872
    Wee Hur Holdings, Ltd................................. 112,500      34,009
    Wheelock Properties Singapore, Ltd....................  40,000      57,528
    Wilmar International, Ltd............................. 136,000     336,632
    Wing Tai Holdings, Ltd................................ 108,221     180,912
    Yeo Hiap Seng, Ltd....................................   7,068      14,833
    Yongnam Holdings, Ltd................................. 333,000      86,470
                                                                   -----------
TOTAL SINGAPORE...........................................          18,217,369
                                                                   -----------
SOUTH AFRICA -- (1.5%)
    ABSA Group, Ltd.......................................  32,573     470,575
    Acucap Properties, Ltd................................  12,314      55,080
    Adcock Ingram Holdings, Ltd...........................  22,992     157,558
    Adcorp Holdings, Ltd..................................  10,635      34,175
    Advtech, Ltd..........................................  35,787      24,518
    Aeci, Ltd.............................................  29,716     350,576
    Afgri, Ltd............................................ 106,485      51,871
    African Bank Investments, Ltd......................... 119,032     175,431
    African Oxygen, Ltd...................................  21,153      42,507
    African Rainbow Minerals, Ltd.........................  26,932     442,605
    Allied Electronics Corp., Ltd.........................   8,984      17,391
   *Allied Technologies, Ltd..............................   9,221      43,925
   *Anglo American Platinum, Ltd..........................   2,888     102,174
    AngloGold Ashanti, Ltd................................   2,804      36,793
    AngloGold Ashanti, Ltd. Sponsored ADR.................  19,436     255,972
   *ArcelorMittal South Africa, Ltd.......................  37,213     125,523
    Aspen Pharmacare Holdings, Ltd........................  16,002     354,686
    Assore, Ltd...........................................   2,714      91,517

                                     1426

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
SOUTH AFRICA -- (Continued)
    Astral Foods, Ltd.....................................   6,105 $ 57,383
    Aveng, Ltd............................................  87,932  261,084
    AVI, Ltd..............................................  40,475  235,885
    Barloworld, Ltd.......................................  52,263  433,271
    Basil Read Holdings, Ltd..............................  24,073   18,305
    Bidvest Group, Ltd....................................  23,807  588,097
    Blue Label Telecoms, Ltd..............................  41,700   34,695
   *Brait SE..............................................  67,697  287,088
    Business Connexion Group, Ltd.........................  66,747   36,698
   #Capitec Bank Holdings, Ltd............................   8,651  158,094
    Cashbuild, Ltd........................................   3,287   42,221
    Caxton and CTP Publishers and Printers, Ltd...........   3,193    5,679
    City Lodge Hotels, Ltd................................   2,425   31,898
    Clicks Group, Ltd.....................................  22,044  127,984
   *Consolidated Infrastructure Group, Ltd................     808    1,630
    Coronation Fund Managers, Ltd.........................  19,518  129,802
    DataTec, Ltd..........................................  39,062  223,676
    Discovery, Ltd........................................  34,939  315,360
    Distell Group, Ltd....................................   1,845   23,126
   *Distribution and Warehousing Network, Ltd.............  53,514   41,898
    DRDGOLD, Ltd..........................................  84,168   45,728
    EOH Holdings, Ltd.....................................  13,229   79,258
    Eqstra Holdings, Ltd..................................  14,728   10,183
   *Evraz Highveld Steel and Vanadium, Ltd................   4,215    6,981
    Exxaro Resources, Ltd.................................  11,753  181,159
    Famous Brands, Ltd....................................   2,617   25,879
    FirstRand, Ltd........................................ 162,126  486,342
    Foschini Group, Ltd. (The)............................  24,805  252,458
    Gold Fields, Ltd......................................   4,836   28,977
    Gold Fields, Ltd. Sponsored ADR....................... 160,895  970,197
    Grindrod, Ltd.........................................  95,751  222,209
    Group Five, Ltd.......................................  29,546  118,339
    Growthpoint Properties, Ltd........................... 106,596  268,574
    Harmony Gold Mining Co., Ltd..........................   5,445   20,554
    Harmony Gold Mining Co., Ltd. Sponsored ADR...........  70,283  270,590
    Hudaco Industries, Ltd................................   8,650   80,784
   *Hulamin, Ltd..........................................   9,590    4,581
    Iliad Africa, Ltd.....................................   2,000      864
    Illovo Sugar, Ltd.....................................  47,779  158,067
    Impala Platinum Holdings, Ltd.........................  52,981  520,390
    Imperial Holdings, Ltd................................  39,886  831,352
    Investec, Ltd.........................................  33,743  226,110
    JD Group, Ltd.........................................  32,550   99,939
    JSE, Ltd..............................................  17,413  142,728
    Kumba Iron Ore, Ltd...................................     468   20,724
    Lewis Group, Ltd......................................  20,933  123,525
    Liberty Holdings, Ltd.................................  24,845  307,927
    Life Healthcare Group Holdings, Ltd...................  35,165  128,138
    Massmart Holdings, Ltd................................   2,482   42,027
    Mediclinic International, Ltd.........................  50,950  355,302
   *Merafe Resources, Ltd................................. 389,559   25,353
    Metair Investments, Ltd...............................  25,311   91,961
    MMI Holdings, Ltd..................................... 230,172  500,643

                                     1427

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH AFRICA -- (Continued)
    Mondi, Ltd............................................  24,210 $  357,891
    Mpact, Ltd............................................  26,884     70,231
    Mr Price Group, Ltd...................................  19,122    249,267
    MTN Group, Ltd........................................  37,598    703,895
   *Murray & Roberts Holdings, Ltd........................  94,705    227,426
   *Mvelaserve, Ltd.......................................  26,315     22,337
    Nampak, Ltd........................................... 124,408    402,469
    Naspers, Ltd. Class N.................................   9,419    787,730
    Nedbank Group, Ltd....................................  29,201    525,832
    Netcare, Ltd..........................................  82,943    197,061
   *Northam Platinum, Ltd.................................  50,451    185,040
    Oceana Group, Ltd.....................................   2,261     22,100
    Omnia Holdings, Ltd...................................  12,816    228,739
   *Palabora Mining Co., Ltd..............................   4,054     47,164
    Peregrine Holdings, Ltd...............................  23,080     26,798
    Pick n Pay Stores, Ltd................................  14,103     53,952
    Pinnacle Technology Holdings, Ltd.....................  38,098     98,139
    Pioneer Foods, Ltd....................................  16,853    137,164
    PPC, Ltd..............................................  38,190    111,658
    PSG Group, Ltd........................................  34,260    222,297
    Rainbow Chicken, Ltd..................................  37,465     64,308
    Raubex Group, Ltd.....................................  27,230     61,127
    Resilient Property Income Fund, Ltd...................  24,027    125,952
    Reunert, Ltd..........................................  32,606    220,960
   *Royal Bafokeng Platinum, Ltd..........................   3,603     18,493
    Sanlam, Ltd........................................... 189,772    911,991
    Santam, Ltd...........................................   4,312     80,947
   *Sappi, Ltd............................................  91,390    243,881
   *Sappi, Ltd. Sponsored ADR.............................  35,009     94,524
    Sasol, Ltd. Sponsored ADR.............................  27,332  1,260,279
   *Sentula Mining, Ltd...................................  48,196      3,240
    Shoprite Holdings, Ltd................................   9,883    167,119
   *Sibanye Gold, Ltd.....................................   4,836      3,754
   *Sibanye Gold, Ltd. Sponsored ADR......................  20,552     63,917
    Spar Group, Ltd. (The)................................  13,033    151,391
    Spur Corp., Ltd.......................................   2,104      6,491
    Standard Bank Group, Ltd..............................  78,848    881,666
    Stefanutti Stocks Holdings, Ltd.......................  21,041     19,269
   *Steinhoff International Holdings, Ltd................. 190,415    504,165
    Sun International, Ltd................................   4,923     48,788
   *Super Group, Ltd......................................  80,896    191,658
   *Telkom SA SOC, Ltd....................................  35,335     69,244
   *Telkom SA SOC, Ltd. Sponsored ADR.....................   1,800     13,968
    Tiger Brands, Ltd.....................................   5,747    178,724
   *Times Media Group, Ltd................................     254        492
    Tongaat Hulett, Ltd...................................  23,776    304,384
    Trencor, Ltd..........................................  20,950    139,871
    Truworths International, Ltd..........................  13,658    115,619
    Tsogo Sun Holdings, Ltd...............................  43,296    114,627
    Vodacom Group, Ltd....................................   6,820     80,507
    Wilson Bayly Holmes-Ovcon, Ltd........................  10,307    162,790

                                     1428

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
SOUTH AFRICA -- (Continued)
    Woolworths Holdings, Ltd.............................. 37,736 $   257,425
                                                                  -----------
TOTAL SOUTH AFRICA........................................         23,773,355
                                                                  -----------
SOUTH KOREA -- (3.9%)
   *3S Korea Co., Ltd.....................................  3,180      17,453
   *Actoz Soft Co., Ltd...................................    735      40,050
   *Advanced Process Systems Corp.........................  4,039      37,740
    Aekyung Petrochemical Co., Ltd........................    652      35,949
    Agabang&Company.......................................  8,724      48,686
    Ahnlab, Inc...........................................    492      22,593
    AK Holdings, Inc......................................  1,160      41,476
    Amorepacific Corp.....................................    132     111,338
    AMOREPACIFIC Group....................................    563     194,550
    Anapass, Inc..........................................  1,105      14,101
    Asia Cement Co., Ltd..................................    814      55,526
   *Asiana Airlines, Inc.................................. 22,240      95,013
    AtlasBX Co., Ltd......................................  2,108      78,602
   *Basic House Co., Ltd. (The)...........................  1,300      21,392
    Binggrae Co., Ltd.....................................  1,160     108,919
    Boryung Pharmaceutical Co., Ltd.......................    280       9,195
    BS Financial Group, Inc............................... 39,050     557,409
    Bukwang Pharmaceutical Co., Ltd.......................  3,671      45,069
    Busan City Gas Co., Ltd...............................  2,450      62,728
    Capro Corp............................................  5,800      40,980
   *Celltrion Pharm, Inc..................................    944      15,201
    Celltrion, Inc........................................  2,493     144,834
   *Chabio & Diostech Co., Ltd............................  3,843      35,706
    Cheil Industries, Inc.................................  8,679     686,310
   *Cheil Worldwide, Inc..................................  9,650     221,150
   *Chin Hung International, Inc.......................... 11,856      24,364
   *China Ocean Resources Co., Ltd........................  7,850      18,262
    Chong Kun Dang Pharm Corp.............................  3,530     220,892
    CJ CGV Co., Ltd.......................................  1,710      73,112
    CJ CheilJedang Corp...................................  1,673     421,933
    CJ Corp...............................................  2,983     303,868
   *CJ E&M Corp...........................................  1,352      46,290
   *CJ Korea Express Co., Ltd.............................  1,607     140,634
    CJ O Shopping Co., Ltd................................    170      55,344
   *CNK International Co., Ltd............................  7,639      38,498
   *Cosmochemical Co., Ltd................................  3,760      38,138
    Coway Co., Ltd........................................  2,960     157,816
    Crown Confectionery Co., Ltd..........................     44      10,235
   *CTC BIO, Inc..........................................  1,039      26,644
   *D.I Corp..............................................  5,590      50,248
    Dae Han Flour Mills Co., Ltd..........................    349      48,924
    Dae Won Kang Up Co., Ltd..............................  9,910      63,393
    Dae-Il Corp...........................................  7,510      33,579
    Daechang Co., Ltd..................................... 10,260      10,083
    Daeduck Electronics Co................................ 11,360      94,991
    Daeduck GDS Co., Ltd..................................  4,570      76,526
    Daegu Department Store................................    480       7,003
   *Daekyung Machinery & Engineering Co., Ltd.............  4,760       7,452
    Daelim Industrial Co., Ltd............................  6,172     487,837

                                     1429

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
SOUTH KOREA -- (Continued)
    Daesang Corp..........................................  4,120 $129,290
    Daesang Holdings Co., Ltd.............................  1,170    8,119
    Daewon Pharmaceutical Co., Ltd........................  2,030   23,529
   *Daewoo Engineering & Construction Co., Ltd............ 28,310  194,286
    Daewoo International Corp.............................  3,736  127,717
    Daewoo Securities Co., Ltd............................ 39,392  348,830
    Daewoo Shipbuilding & Marine Engineering Co., Ltd..... 16,370  431,394
    Daewoong Pharmaceutical Co., Ltd......................    603   39,638
    Daishin Securities Co., Ltd........................... 12,340   97,896
   *Danal Co., Ltd........................................  1,611   15,139
    Daou Technology, Inc.................................. 12,540  185,763
   *Dasan Networks, Inc...................................  2,912   16,783
    Daum Communications Corp..............................  1,335  104,150
    DGB Financial Group, Inc.............................. 31,720  475,245
   *Digitech Systems Co., Ltd.............................  4,897   34,920
    Dongaone Co., Ltd.....................................  3,570    9,593
    Dongbu CNI Co., Ltd...................................  1,110    5,719
   *Dongbu Corp...........................................  1,240    4,156
   *Dongbu HiTek Co., Ltd.................................  5,940   38,447
    Dongbu Insurance Co., Ltd.............................  7,880  333,649
    Dongbu Securities Co., Ltd............................  7,220   24,928
   *Dongbu Steel Co., Ltd.................................  4,740   12,102
    Dongjin Semichem Co., Ltd.............................  2,909   10,403
    Dongkuk Steel Mill Co., Ltd...........................  9,210  101,161
    Dongsung Holdings Co., Ltd............................  3,090   15,069
    Dongwha Pharm Co., Ltd................................  2,640   16,449
    Dongwon F&B Co., Ltd..................................    458   54,406
    Dongwon Industries Co., Ltd...........................    550  168,938
    Dongyang Mechatronics Corp............................  7,950   74,656
    Doosan Corp...........................................  2,164  274,248
   *Doosan Engine Co., Ltd................................  5,570   40,128
   *Doosan Engineering & Construction Co., Ltd............ 12,011   27,718
    Doosan Heavy Industries & Construction Co., Ltd....... 11,414  468,217
   *Doosan Infracore Co., Ltd............................. 24,790  272,123
    DRB Holding Co., Ltd..................................  3,990   27,876
    DRB Industrial Co., Ltd...............................  3,479   26,006
    DuzonBIzon Co., Ltd...................................  4,560   45,814
    E-Mart Co., Ltd.......................................  3,033  570,796
    E1 Corp...............................................    357   24,058
    Easy Bio, Inc.........................................  7,164   30,583
    EG Corp...............................................  1,007   21,347
   *ELK Corp..............................................  1,188   11,466
    Eo Technics Co., Ltd..................................    998   38,857
    Eugene Corp...........................................  7,471   20,628
   *Eugene Investment & Securities Co., Ltd...............  6,878   13,790
    Eugene Technology Co., Ltd............................  1,515   29,727
    Fila Korea, Ltd.......................................  1,477   88,221
   *Flexcom, Inc..........................................    992   11,401
   *Foosung Co., Ltd......................................  4,830   20,052
    Fursys, Inc...........................................  2,447   62,767
   *GemVax & Kael Co., Ltd................................    444    8,485
    Global & Yuasa Battery Co., Ltd.......................  2,050  102,773
    Golfzon Co., Ltd......................................  2,670   54,864

                                     1430

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SOUTH KOREA -- (Continued)
    Grand Korea Leisure Co., Ltd...........................  1,770 $   50,400
    Green Cross Corp.......................................    899    104,831
    Green Cross Holdings Corp..............................  4,000     51,773
    GS Engineering & Construction Corp.....................  8,576    232,482
    GS Global Corp.........................................  2,780     22,525
    GS Holdings............................................ 12,583    617,923
    GS Home Shopping, Inc..................................     71     15,691
    Gwangju Shinsegae Co., Ltd.............................     95     21,792
    Halla Engineering & Construction Corp..................  3,187     16,662
    Halla Visteon Climate Control Corp.....................  4,010    118,847
    Han Kuk Carbon Co., Ltd................................  9,360     67,381
    Hana Financial Group, Inc.............................. 42,322  1,355,407
    Handsome Co., Ltd......................................  3,640     89,892
    Hanil Cement Co., Ltd..................................    775     39,287
    Hanil E-Wha Co., Ltd...................................  4,890     62,746
   *Hanjin Heavy Industries & Construction Co., Ltd........ 12,525    138,022
    Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd..................................................  1,540     10,109
   *Hanjin Shipping Co., Ltd............................... 18,851    135,301
   *Hanjin Shipping Holdings Co., Ltd......................  1,551      6,439
    Hanjin Transportation Co., Ltd.........................  2,170     44,416
    Hankook Shell Oil Co., Ltd.............................     86     29,520
    Hankook Tire Co., Ltd.................................. 11,436    611,732
    Hankook Tire Worldwide Co., Ltd........................  2,614     59,481
   *Hanmi Pharm Co., Ltd...................................  1,241    185,692
   *Hanmi Science Co., Ltd.................................  4,070     57,993
    Hansol Chemical Co., Ltd...............................  1,170     26,818
    Hansol CSN............................................. 15,480     49,877
    Hansol Paper Co........................................ 13,790    149,770
   *Hansol Technics Co., Ltd...............................  5,924    102,478
    Hanssem Co., Ltd.......................................    370     12,458
    Hanwha Chemical Corp................................... 21,230    354,936
    Hanwha Corp............................................ 10,230    279,701
   *Hanwha General Insurance Co., Ltd......................  4,460     18,341
   *Hanwha Investment & Securities Co., Ltd................ 14,239     45,535
    Hanwha Life Insurance Co., Ltd......................... 38,717    232,023
    Hanwha Timeworld Co., Ltd..............................    700     22,435
    Hanyang Securities Co., Ltd............................  1,630      9,276
    Hite Jinro Co., Ltd....................................  5,572    136,307
    Hitejinro Holdings Co., Ltd............................  1,300     14,969
    HMC Investment Securities Co., Ltd.....................  3,246     32,480
    Hotel Shilla Co., Ltd..................................  5,490    324,981
    Huchems Fine Chemical Corp.............................  2,620     46,321
    Humax Co., Ltd.........................................  4,280     50,056
    Husteel Co., Ltd.......................................  2,170     42,385
    Hwa Shin Co., Ltd......................................  2,930     37,550
    Hy-Lok Corp............................................  2,898     61,738
    Hyosung Corp...........................................  5,517    330,836
   *Hyundai BNG Steel Co., Ltd.............................  2,150     30,238
    Hyundai Corp...........................................  3,840     78,009
    Hyundai Department Store Co., Ltd......................  3,027    434,849
    Hyundai Development Co................................. 13,627    241,702
   *Hyundai Elevator Co., Ltd..............................  1,200     64,569
    Hyundai Engineering & Construction Co., Ltd............  7,327    385,665

                                     1431

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SOUTH KOREA -- (Continued)
    Hyundai Glovis Co., Ltd...............................    440 $   75,804
    Hyundai Greenfood Co., Ltd............................ 11,600    183,185
    Hyundai Heavy Industries Co., Ltd.....................  3,201    597,521
    Hyundai Home Shopping Network Corp....................    625     94,267
    Hyundai Hy Communications & Networks Co., Ltd.........  2,170     10,772
    Hyundai Hysco Co., Ltd................................  5,520    193,640
    Hyundai Marine & Fire Insurance Co., Ltd.............. 11,570    317,429
   *Hyundai Merchant Marine Co., Ltd......................  5,397     77,014
    Hyundai Mobis.........................................  3,472    846,380
    Hyundai Motor Co......................................  7,767  1,606,009
    Hyundai Securities Co., Ltd........................... 32,690    180,978
    Hyundai Steel Co......................................  7,754    472,122
    Hyundai Wia Corp......................................    741    108,145
    Hyunjin Materials Co., Ltd............................  1,269      5,982
   *ICD Co., Ltd..........................................  4,643     60,877
    Iljin Display Co., Ltd................................  1,940     26,616
    Iljin Electric Co., Ltd...............................  5,010     16,436
   *Iljin Materials Co., Ltd..............................  1,650     23,179
    Ilshin Spinning Co., Ltd..............................    271     28,833
    Ilyang Pharmaceutical Co., Ltd........................  2,042     53,604
    Industrial Bank of Korea.............................. 35,640    361,381
   *Infopia Co., Ltd......................................  1,599     26,378
    InnoWireless, Inc.....................................    699      7,927
   *Interflex Co., Ltd....................................  1,357     52,136
    Interpark Corp........................................ 13,064    103,187
    INTOPS Co., Ltd.......................................  1,368     28,741
    Inzi Controls Co., Ltd................................  2,340     11,258
    INZI Display Co., Ltd.................................  6,794     13,539
   *IS Dongseo Co., Ltd...................................  1,150     14,426
    ISU Chemical Co., Ltd.................................  3,690     54,800
    IsuPetasys Co., Ltd................................... 14,830     89,656
    Jahwa Electronics Co., Ltd............................  2,450     45,383
   *JB Financial Group Co., Ltd........................... 19,098    112,442
    Jeil Pharmaceutical Co................................  1,820     21,959
    JW Holdings Co., Ltd..................................  4,160     10,772
    JW Pharmaceutical Corp................................  2,940     46,054
    Kangwon Land, Inc.....................................  8,480    215,847
    KB Financial Group, Inc............................... 15,280    483,324
    KB Financial Group, Inc. ADR.......................... 24,436    772,666
    KC Tech Co., Ltd......................................  4,453     20,478
    KCC Corp..............................................    860    266,918
    KEPCO Engineering & Construction Co., Inc.............  1,061     68,342
    KEPCO Plant Service & Engineering Co., Ltd............  1,610     78,393
   *KH Vatec Co., Ltd.....................................  3,928     93,857
    Kia Motors Corp....................................... 13,987    791,959
    KISCO Corp............................................    222      5,333
    Kishin Corp...........................................  5,120     32,073
    KISWIRE, Ltd..........................................  2,160     68,776
    KIWOOM Securities Co., Ltd............................  2,319    117,407
   *KMW Co., Ltd..........................................    648     15,422
    Koh Young Technology, Inc.............................    368     10,517
    Kolon Corp............................................    691     12,842
   *Kolon Global Corp.....................................  5,710     19,818

                                     1432

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SOUTH KOREA -- (Continued)
    Kolon Industries, Inc.................................  4,288 $  192,615
   *Komipharm International Co., Ltd......................  4,315     29,720
    KONA I Co., Ltd.......................................  1,526     49,581
    Korea Aerospace Industries, Ltd.......................  2,430     62,394
   *Korea Circuit Co., Ltd................................  3,237     43,649
    Korea District Heating Corp...........................    182     15,140
   *Korea Electric Power Corp. Sponsored ADR..............  7,600     95,988
    Korea Electric Terminal Co., Ltd......................  1,750     57,868
    Korea Gas Corp........................................  3,277    182,020
    Korea Investment Holdings Co., Ltd....................  8,820    318,883
   *Korea Petrochemical Ind Co., Ltd......................    712     35,638
   *Korea Real Estate Investment Trust Co................. 16,548     23,252
    Korea United Pharm, Inc...............................  1,320     16,696
    Korea Zinc Co., Ltd...................................  1,305    333,770
   *Korean Air Lines Co., Ltd.............................  8,592    215,675
    Korean Reinsurance Co................................. 19,431    192,228
    Kortek Corp...........................................  1,982     29,102
    KPX Chemical Co., Ltd.................................    220     14,369
    KT Corp. Sponsored ADR................................  5,400     86,508
    KT Skylife Co., Ltd...................................  1,610     45,603
    KT&G Corp............................................. 10,257    691,185
   *KTB Investment & Securities Co., Ltd.................. 12,690     28,842
    Kukdo Chemical Co., Ltd...............................    740     34,390
    Kumho Electric Co., Ltd...............................    690     20,357
   *Kumho Industrial Co., Ltd.............................    137      1,732
   *Kumho Investment Bank................................. 63,070     46,642
    Kumho Petro chemical Co., Ltd.........................    931     74,354
   *Kumho Tire Co., Inc...................................  7,723     79,084
    Kwang Dong Pharmaceutical Co., Ltd.................... 15,340    116,041
   *Kwang Myung Electric Engineering Co., Ltd.............  4,580     11,070
    Kyobo Securities Co...................................  5,430     22,651
    KyungDong City Gas Co., Ltd...........................    105      7,914
    Kyungdong Pharm Co., Ltd..............................  1,450     19,104
   *LB Semicon, Inc.......................................  4,067      9,765
    LEENO Industrial, Inc.................................    699     13,938
    LG Chem, Ltd..........................................  1,616    405,318
    LG Corp............................................... 10,961    637,024
   *LG Display Co., Ltd. ADR.............................. 83,785  1,038,096
    LG Electronics, Inc................................... 14,067    912,492
    LG Fashion Corp.......................................  4,880    119,605
    LG Hausys, Ltd........................................  1,425    161,749
    LG Household & Health Care, Ltd.......................    408    214,833
   *LG Innotek Co., Ltd...................................  1,801    146,331
    LG International Corp.................................  7,550    206,426
   *LG Life Sciences, Ltd.................................  1,620     83,247
   *LG Uplus Corp......................................... 41,370    504,530
    LIG Insurance Co., Ltd................................  9,470    208,072
    Lock & Lock Co., Ltd..................................  3,170     67,091
    Lotte Chemical Corp...................................  3,981    601,696
    Lotte Chilsung Beverage Co., Ltd......................    157    205,682
    Lotte Confectionery Co., Ltd..........................    176    248,344
    Lotte Food Co., Ltd...................................     89     47,361
    LOTTE Himart Co., Ltd.................................    639     48,259

                                     1433

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SOUTH KOREA -- (Continued)
   *Lotte Non-Life Insurance Co., Ltd.....................  2,500 $    7,117
    Lotte Shopping Co., Ltd...............................  1,627    508,615
    LS Corp...............................................  3,920    251,220
    LS Industrial Systems Co., Ltd........................  1,605     95,822
   *Lumens Co., Ltd.......................................  2,770     25,520
    Macquarie Korea Infrastructure Fund................... 44,374    269,054
   *Macrogen, Inc.........................................    656     21,774
    Maeil Dairy Industry Co., Ltd.........................  1,665     56,331
    Mando Corp............................................  2,467    259,034
   *Medipost Co., Ltd.....................................    460     27,339
    MegaStudy Co., Ltd....................................  1,386     80,709
    Melfas, Inc...........................................  1,137     13,752
    Meritz Finance Group, Inc.............................  3,387     14,932
    Meritz Fire & Marine Insurance Co., Ltd............... 11,222    139,383
    Meritz Securities Co., Ltd............................ 69,570     95,346
    Mirae Asset Securities Co., Ltd.......................  6,006    221,887
    MK Electron Co., Ltd..................................  5,177     19,577
    MNTech Co., Ltd.......................................  5,018     41,181
    Modetour Network, Inc.................................    692     17,649
    Moorim P&P Co., Ltd...................................  2,250     11,349
    Motonic Corp..........................................  2,210     21,739
    Muhak Co., Ltd........................................  2,480     41,988
    Namhae Chemical Corp..................................  9,970     67,710
    NCSoft Corp...........................................    850    128,807
   *Neowiz Games Corp.....................................  4,290     61,061
    NEPES Corp............................................  1,492     15,794
    Nexen Corp............................................    310     23,400
    Nexen Tire Corp.......................................  5,140     76,618
    NH Investment & Securities Co., Ltd...................  9,052     39,682
    NHN Corp..............................................    973    254,201
    NICE Holdings Co., Ltd................................    430      4,263
    NICE Information Service Co., Ltd.....................    130        335
    NK Co., Ltd...........................................  1,680      5,380
    Nong Shim Holdings Co., Ltd...........................    792     52,511
    NongShim Co., Ltd.....................................    643    149,001
    OCI Co., Ltd..........................................  3,392    502,075
    OCI Materials Co., Ltd................................  1,887     63,788
   *OPTRON-TEC, Inc.......................................  1,515     18,215
    Orion Corp/Republic of South Korea....................    374    339,573
   *Osstem Implant Co., Ltd...............................  3,554     95,518
  #*Osung LST Co., Ltd.................................... 11,776     31,325
    Ottogi Corp...........................................    244     85,391
    Paradise Co., Ltd.....................................  2,315     46,483
    Partron Co., Ltd......................................  3,539     52,156
    Poongsan Corp.........................................  4,640    104,431
    Poongsan Holdings Corp................................    690     16,483
    POSCO ADR............................................. 18,041  1,293,179
    POSCO Chemtech Co., Ltd...............................    461     53,833
   *Power Logics Co., Ltd.................................  6,846     37,323
   *PSK, Inc..............................................  4,681     24,224
    Pyeong Hwa Automotive Co., Ltd........................  3,427     58,814
    S&T Dynamics Co., Ltd.................................  3,180     37,796
    S&T Motiv Co., Ltd....................................  2,830     70,328

                                     1434

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SOUTH KOREA -- (Continued)
    S-1 Corp..............................................  1,719 $  106,344
    S-MAC Co., Ltd........................................  1,553     16,241
    S-Oil Corp............................................  2,031    136,448
    Saeron Automotive Corp................................  3,700     27,770
   *Sajo Industries Co., Ltd..............................    870     31,575
    Sam Young Electronics Co., Ltd........................    950      7,602
    Sam Yung Trading Co., Ltd.............................  3,760     70,383
    Samchully Co., Ltd....................................    607     67,728
    Samjin Pharmaceutical Co., Ltd........................    380      5,394
    Samkwang Glass........................................    530     28,993
    Samsung C&T Corp...................................... 18,060    893,108
    Samsung Electro-Mechanics Co., Ltd....................  7,133    513,015
    Samsung Electronics Co., Ltd..........................  4,072  4,640,102
    Samsung Engineering Co., Ltd..........................  1,437    100,492
    Samsung Fine Chemicals Co., Ltd.......................  3,638    154,572
    Samsung Fire & Marine Insurance Co., Ltd..............  3,832    817,915
    Samsung Heavy Industries Co., Ltd..................... 21,100    749,450
    Samsung Life Insurance Co., Ltd.......................  3,127    299,062
    Samsung SDI Co., Ltd..................................  7,046  1,020,885
    Samsung Securities Co., Ltd........................... 12,452    509,850
    Samsung Techwin Co., Ltd..............................  3,840    240,511
   *Samyang Foods Co., Ltd................................    870     16,872
    Samyang Holdings Corp.................................  1,808    137,602
    Samyoung Chemical Co., Ltd............................    990      2,577
    SBS Media Holdings Co., Ltd........................... 17,020     76,770
    Seah Besteel Corp.....................................  4,160    117,266
    SeAH Holdings Corp....................................    341     34,867
    SeAH Steel Corp.......................................    470     45,184
    Sebang Co., Ltd.......................................  2,650     46,094
    Sejong Industrial Co., Ltd............................  1,520     22,332
   *Seohee Construction Co., Ltd.......................... 59,786     40,622
    Seoul Semiconductor Co., Ltd..........................  1,592     52,744
    Seowon Co., Ltd....................................... 17,130     32,934
   *Sewon Cellontech Co., Ltd.............................  9,690     29,137
    SFA Engineering Corp..................................    595     30,067
   *SG Corp............................................... 18,100     14,200
    Shin Poong Pharmaceutical Co., Ltd....................    785      4,153
    Shinhan Financial Group Co., Ltd...................... 11,050    402,796
    Shinhan Financial Group Co., Ltd. ADR................. 21,150    771,340
    Shinsegae Co., Ltd....................................  1,601    311,532
    Shinsegae International Co., Ltd......................    500     35,321
   *Shinsung Solar Energy Co., Ltd........................  8,513     10,354
    Silicon Works Co., Ltd................................    967     18,735
    Silla Co., Ltd........................................  1,850     47,623
    Simm Tech Co., Ltd....................................  5,984     43,522
   *SK Broadband Co., Ltd................................. 35,199    167,578
    SK C&C Co., Ltd.......................................  1,247    112,614
    SK Chemicals Co., Ltd.................................  3,118    118,749
   *SK Communications Co., Ltd............................  5,796     32,506
    SK Gas Co., Ltd.......................................  1,608    107,891
    SK Holdings Co., Ltd..................................  5,154    809,659
   *SK Hynix, Inc......................................... 23,180    560,741
    SK Innovation Co., Ltd................................  7,610  1,028,946

                                     1435

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
SOUTH KOREA -- (Continued)
    SK Networks Co., Ltd.................................. 32,770 $   189,403
   *SK Securities Co., Ltd................................ 97,610      78,903
    SK Telecom Co., Ltd...................................    191      37,423
    SK Telecom Co., Ltd. ADR..............................  6,000     129,540
    SKC Co., Ltd..........................................  5,040     130,871
    SL Corp...............................................  5,700      84,421
   *SM Entertainment Co...................................  1,718      57,717
    Songwon Industrial Co., Ltd...........................  2,850      33,199
   *Ssangyong Cement Industrial Co., Ltd..................  4,260      24,406
   *STS Semiconductor & Telecommunications................  9,264      40,653
    STX Corp. Co., Ltd....................................  8,910      26,275
   *STX Engine Co., Ltd...................................  4,720      28,893
   *STX Offshore & Shipbuilding Co., Ltd.................. 10,280      49,799
   *STX Pan Ocean Co., Ltd................................ 29,059      62,111
    Suheung Capsule Co., Ltd..............................    930      27,331
   *Sung Jin Geotec Co., Ltd..............................  2,900      25,690
    Sungwoo Hitech Co., Ltd...............................  6,909      91,905
   *Suprema, Inc..........................................  1,355      29,753
   *Synopex, Inc.......................................... 20,990      43,502
   #Taekwang Industrial Co., Ltd..........................     85      81,373
   *Taewoong Co., Ltd.....................................  3,281      65,638
    Taeyoung Engineering & Construction Co., Ltd.......... 14,580      80,794
   *Taihan Electric Wire Co., Ltd......................... 20,377      47,893
   *Tera Resource Co., Ltd................................ 67,126      28,442
    Tongyang Life Insurance...............................  9,040      91,678
   *Top Engineering Co., Ltd..............................  1,477       6,890
    Uju Electronics Co., Ltd..............................    629      13,511
    Unid Co., Ltd.........................................  1,490      67,338
   *WeMade Entertainment Co., Ltd.........................    537      26,460
   *WillBes & Co. (The)................................... 12,360      13,751
   *Wonik IPS Co., Ltd....................................  8,326      53,636
   *Woongjin Chemical Co., Ltd............................ 10,460      94,458
   *Woongjin Energy Co., Ltd.............................. 11,640      25,333
   *Woongjin Thinkbig Co., Ltd............................  2,400      15,405
    Wooree ETI Co., Ltd...................................  9,835      35,834
    Woori Finance Holdings Co., Ltd....................... 45,560     455,905
    Woori Finance Holdings Co., Ltd. ADR..................  1,400      42,014
    Woori Financial Co., Ltd..............................  3,043      57,710
    Woori Investment & Securities Co., Ltd................ 30,977     322,417
    WooSung Feed Co., Ltd................................. 10,970      28,596
    Y G-1 Co., Ltd........................................  4,426      51,941
    Youlchon Chemical Co., Ltd............................  1,990      23,541
    Young Poong Corp......................................    198     272,061
    Young Poong Precision Corp............................  2,267      20,884
    Youngone Corp.........................................  8,136     251,814
    Youngone Holdings Co., Ltd............................  2,034     117,642
    Yuhan Corp............................................  1,428     267,780
                                                                  -----------
TOTAL SOUTH KOREA.........................................         62,106,049
                                                                  -----------
SPAIN -- (1.7%)
    Abengoa SA............................................  5,851      15,478
    Abengoa SA Class B.................................... 23,404      55,870
    Abertis Infraestructuras SA........................... 21,907     406,792

                                     1436

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SPAIN -- (Continued)
    Acciona SA............................................   5,653 $  266,564
    Acerinox SA...........................................  20,003    205,025
    ACS Actividades de Construccion y Servicios SA........   8,169    235,225
    Adveo Group International SA..........................   1,759     29,465
    Almirall SA...........................................   9,125    119,836
    Amadeus IT Holding SA Class A.........................   9,188    315,997
    Antena 3 de Television SA.............................   7,602     79,310
    Banco Bilbao Vizcaya Argentaria SA.................... 203,590  1,930,639
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...... 154,917  1,463,966
   #Banco de Sabadell SA.................................. 657,392  1,346,216
   *Banco Popular Espanol SA.............................. 191,038    839,706
    Banco Santander SA.................................... 700,333  5,123,570
    Banco Santander SA Sponsored ADR...................... 170,284  1,246,479
    Bankinter SA.......................................... 101,786    464,131
   *Baron de Ley..........................................     336     25,059
    Bolsas y Mercados Espanoles SA........................   8,287    228,861
    CaixaBank............................................. 164,340    606,178
  #*Caja de Ahorros del Mediterraneo......................   4,397         --
   *Campofrio Food Group SA...............................   6,611     45,478
   *Cementos Portland Valderrivas SA......................   1,311      6,993
    Cie Automotive SA.....................................   3,451     27,850
   *Codere SA.............................................     996      1,649
    Construcciones y Auxiliar de Ferrocarriles SA.........     239    103,356
   *Deoleo SA.............................................  66,549     25,186
    Distribuidora Internacional de Alimentacion SA........  27,707    229,281
    Duro Felguera SA......................................  12,115     78,456
    Ebro Foods SA.........................................  12,200    263,462
    Elecnor SA............................................   4,850     66,589
    Enagas SA.............................................  18,135    448,140
    Ence Energia y Celulosa SA............................  33,113    107,014
   *Ercros SA.............................................  16,413      9,362
    Faes Farma SA.........................................  17,981     53,010
    Ferrovial SA..........................................  36,757    627,075
    Fluidra SA............................................   1,871      6,058
    Fomento de Construcciones y Contratas SA..............  13,309    183,720
    Gamesa Corp. Tecnologica SA...........................  55,669    409,974
    Gas Natural SDG SA....................................  33,472    681,469
    Grifols SA............................................  11,550    487,804
    Grupo Catalana Occidente SA...........................   7,994    208,013
    Iberdrola SA.......................................... 379,010  2,097,304
    Inditex SA............................................   2,944    392,979
    Indra Sistemas SA.....................................  19,103    258,901
   *Jazztel P.L.C.........................................  24,797    225,201
    Laboratorios Farmaceuticos Rovi SA....................     384      3,828
    Mapfre SA.............................................  73,817    270,207
   *Mediaset Espana Comunicacion SA.......................  31,136    324,294
    Melia Hotels International SA.........................   8,798     78,950
    Miquel y Costas & Miquel SA...........................   1,408     45,904
   *NH Hoteles SA.........................................  37,446    150,601
    Obrascon Huarte Lain SA...............................   8,818    336,479
    Papeles y Cartones de Europa SA.......................  10,190     44,799
   *Pescanova SA..........................................   2,936         --
   *Promotora de Informaciones SA Class A.................  27,006      6,659

                                     1437

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
SPAIN -- (Continued)
    Prosegur Cia de Seguridad SA.......................... 10,851 $    55,974
   *Realia Business SA.................................... 20,311      16,641
    Red Electrica Corp. SA................................ 10,638     593,202
    Repsol SA............................................. 21,067     504,919
    Repsol SA Sponsored ADR............................... 41,596     993,312
   *Sacyr Vallehermoso SA................................. 84,960     315,012
    Tecnicas Reunidas SA..................................  2,395     109,282
   *Telecomunicaciones y Energia..........................  8,716      13,428
   *Telefonica SA......................................... 32,531     464,939
   *Telefonica SA Sponsored ADR........................... 43,078     611,277
    Tubacex SA............................................ 36,604     130,889
    Tubos Reunidos SA..................................... 18,902      44,023
    Vidrala SA............................................  2,797     103,789
    Viscofan SA...........................................  6,063     312,166
   *Vocento SA............................................  1,129       1,584
    Zardoya Otis SA.......................................  6,069      88,426
   *Zeltia SA............................................. 14,916      45,616
                                                                  -----------
TOTAL SPAIN...............................................         27,714,891
                                                                  -----------
SWEDEN -- (2.5%)
    AarhusKarlshamn AB....................................  4,405     253,020
    Acando AB............................................. 11,914      24,978
   *Active Biotech AB.....................................  2,646      20,188
    AddTech AB Class B....................................    857      34,359
    AF AB Class B.........................................  7,438     208,498
    Alfa Laval AB......................................... 12,025     272,892
    Assa Abloy AB Class B................................. 10,729     475,686
    Atlas Copco AB Class A................................  7,158     186,721
    Atlas Copco AB Class B................................  4,000      93,704
    Atrium Ljungberg AB Class B...........................  1,910      25,222
    Avanza Bank Holding AB................................  1,371      31,630
    Axfood AB.............................................  2,200     102,390
    Axis Communications AB................................  3,800     108,281
    B&B Tools AB Class B..................................  4,520      58,425
   *BE Group AB...........................................  6,980      16,126
    Beijer AB G&L Class B.................................  2,908      46,786
    Beijer Alma AB........................................  2,354      51,883
    Beijer Electronics AB.................................  1,176      11,653
    Betsson AB............................................  3,151      84,621
    Bilia AB Class A......................................  5,609      99,908
    BillerudKorsnas AB.................................... 42,063     394,538
    BioGaia AB Class B....................................  1,910      65,478
    Bjoern Borg AB........................................  4,436      20,162
    Boliden AB............................................ 59,524     840,495
    Bure Equity AB........................................ 19,879      71,325
    Byggmax Group AB......................................  3,996      24,693
    Castellum AB.......................................... 21,763     311,160
   *CDON Group AB.........................................  5,064      15,498
    Clas Ohlson AB Class B................................  4,200      60,368
    Concentric AB......................................... 13,233     155,971
    Corem Property Group AB Class B.......................  1,440       4,568
    Dios Fastigheter AB...................................  9,517      57,814
    Duni AB...............................................  6,289      58,744

                                     1438

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SWEDEN -- (Continued)
    Electrolux AB Series B................................  43,531 $1,269,255
    Elekta AB Class B.....................................  25,980    444,896
    Enea AB...............................................   6,373     46,119
  #*Eniro AB..............................................  20,661     62,111
    Fabege AB.............................................  19,921    224,587
   *Fastighets AB Balder..................................   6,448     51,677
    Getinge AB Class B....................................  20,538    759,505
   #Gunnebo AB............................................  11,036     57,029
   *Hakon Invest AB.......................................   9,006    251,823
    Haldex AB.............................................  12,080    105,585
    Hennes & Mauritz AB Class B...........................  10,069    376,294
    Hexagon AB Class B....................................  43,051  1,315,209
    Hexpol AB.............................................   5,500    403,146
    HIQ International AB..................................  11,814     62,025
    Hoganas AB Class B....................................   5,724    283,308
    Holmen AB Class B.....................................  14,678    425,885
    Hufvudstaden AB Class A...............................   6,318     80,216
    Husqvarna AB Class A..................................  20,121    120,403
    Husqvarna AB Class B..................................  88,274    530,539
    Industrial & Financial Systems Class B................   3,666     75,669
    Indutrade AB..........................................   2,112     75,185
    Intrum Justitia AB....................................   8,534    216,663
    JM AB.................................................  15,733    418,287
   *KappAhl AB............................................  16,275     80,929
    Klovern AB............................................   9,524     39,948
    KNOW IT AB............................................   4,124     31,368
    Kungsleden AB.........................................  20,781    133,127
    Lagercrantz AB Class B................................   3,024     46,225
   *Lindab International AB...............................  18,482    166,784
    Loomis AB Class B.....................................  13,853    297,036
   *Lundin Petroleum AB...................................  23,533    516,805
    Meda AB Class A.......................................  55,128    645,342
   *Medivir AB Class B....................................   6,391     69,916
    Mekonomen AB..........................................   1,820     55,789
   *Micronic Mydata AB....................................  28,090     51,613
    Millicom International Cellular SA....................   1,369    109,626
    Modern Times Group AB Class B.........................   5,064    238,343
    NCC AB Class A........................................   1,248     32,575
    NCC AB Class B........................................  19,058    500,321
    Nederman Holding AB...................................      53      1,288
    Net Entertainment NE AB Class B.......................   1,257     20,442
   *Net Insight AB Class B................................  22,728      4,637
    New Wave Group AB Class B.............................   9,099     50,625
    Nibe Industrier AB Class B............................  13,159    224,430
    Nobia AB..............................................  40,048    290,218
    Nolato AB Class B.....................................   3,860     69,541
    Nordea Bank AB........................................ 193,301  2,450,192
    Nordnet AB Class B....................................  25,543     77,874
   *Orexo AB..............................................   6,590     76,194
    Oriflame Cosmetics SA.................................   2,373     77,615
   *PA Resources AB.......................................   1,989      3,112
    Peab AB...............................................  44,936    246,286
    Pricer AB Class B.....................................  33,823     39,932

                                     1439

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SWEDEN -- (Continued)
    Proffice AB Class B...................................  13,012 $    45,731
    Ratos AB Class B......................................  37,560     335,072
    ReadSoft AB Class B...................................     781       2,748
   *Rederi AB Transatlantic...............................   7,086       5,695
   *Rezidor Hotel Group AB................................  15,502      84,424
    Saab AB Class B.......................................  13,717     247,864
    Sagax AB Class B......................................   4,530      16,513
    Sandvik AB............................................  35,807     453,271
   *SAS AB................................................  49,484      97,969
    Scania AB Class B.....................................  11,384     237,502
    Securitas AB Class B..................................  51,395     500,945
    Semcon AB.............................................   2,390      25,556
    Skandinaviska Enskilda Banken AB......................     886       9,043
    Skandinaviska Enskilda Banken AB Class A.............. 183,321   2,023,572
    Skanska AB Class B....................................  72,846   1,374,548
    SKF AB Class A........................................   1,000      27,670
    SKF AB Class B........................................  15,606     433,147
    SkiStar AB............................................   3,440      40,672
   #SSAB AB Class A.......................................  38,842     252,589
    SSAB AB Class B.......................................  19,718     110,011
    Svenska Cellulosa AB Class A..........................   8,697     229,939
    Svenska Cellulosa AB Class B..........................  79,422   2,100,927
    Svenska Handelsbanken AB Class A......................  37,121   1,684,037
    Svenska Handelsbanken AB Class B......................     808      35,047
    Sweco AB Class B......................................   3,342      38,389
    Swedbank AB Class A...................................  71,036   1,712,341
    Swedish Match AB......................................  17,797     665,632
   *Swedish Orphan Biovitrum AB...........................  30,705     230,254
    Systemair AB..........................................     682      11,003
    Tele2 AB Class B......................................  70,816     907,730
    Telefonaktiebolaget LM Ericsson Class A...............  12,842     145,084
    Telefonaktiebolaget LM Ericsson Class B............... 123,302   1,457,467
    Telefonaktiebolaget LM Ericsson Sponsored ADR.........  90,500   1,061,565
    TeliaSonera AB........................................ 171,715   1,241,984
   *TradeDoubler AB.......................................  13,109      44,769
    Trelleborg AB Class B.................................  54,244     954,048
    Unibet Group P.L.C....................................   5,257     188,435
    Vitrolife AB..........................................   4,005      43,328
    Volvo AB Class A......................................  24,295     356,861
    Volvo AB Class B......................................  68,594   1,010,472
    Volvo AB Sponsored ADR................................   1,200      17,676
    Wallenstam AB Class B.................................  11,309     156,289
    Wihlborgs Fastigheter AB..............................   8,678     142,220
                                                                   -----------
TOTAL SWEDEN..............................................          39,351,373
                                                                   -----------
SWITZERLAND -- (5.3%)
    ABB, Ltd.............................................. 141,970   3,129,861
    ABB, Ltd. Sponsored ADR...............................  55,400   1,221,016
   *Acino Holding AG......................................     904      71,702
    Actelion, Ltd.........................................  10,350     687,827
    Adecco SA.............................................  23,752   1,510,137
   *AFG Arbonia-Forster Holding AG........................   3,805     119,217
    Allreal Holding AG....................................   3,617     503,417

                                     1440

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SWITZERLAND -- (Continued)
    Alpiq Holding AG......................................     648 $   80,230
    ams AG................................................   2,507    176,781
    APG SGA SA............................................     109     26,417
    Aryzta AG.............................................  22,161  1,368,524
    Ascom Holding AG......................................   8,333    107,845
    Autoneum Holding AG...................................     562     52,007
    Bachem Holding AG Class B.............................     894     42,087
    Baloise Holding AG....................................  12,070  1,310,368
    Bank Coop AG..........................................   1,545     80,888
    Banque Cantonale de Geneve............................     133     35,079
    Banque Cantonale Vaudoise.............................     768    395,533
    Banque Privee Edmond de Rothschild SA.................       1     17,695
    Barry Callebaut AG....................................     404    391,454
    Basilea Pharmaceutica.................................   1,544    124,203
    Basler Kantonalbank...................................   1,030     84,379
    Belimo Holding AG.....................................      41     96,181
    Bell AG...............................................      22     50,382
    Berner Kantonalbank AG................................   1,080    269,456
    BKW AG................................................   1,558     51,046
   *Bobst Group AG........................................   1,950     60,212
    Bossard Holding AG....................................     728    121,892
    Bucher Industries AG..................................   1,604    403,354
    Burckhardt Compression Holding AG.....................     583    233,222
    Burkhalter Holding AG.................................     185     13,241
    Calida Holding AG.....................................     684     17,110
    Carlo Gavazzi Holding AG..............................      41      9,060
    Centralschweizerische Kraftwerke AG...................      50     15,833
   *Charles Voegele Holding AG............................   1,422     13,919
    Cicor Technologies....................................       6        194
    Cie Financiere Richemont SA Class A...................  25,724  2,516,387
    Cie Financiere Tradition SA...........................     475     24,823
    Clariant AG...........................................  68,135  1,065,141
    Coltene Holding AG....................................     641     30,969
    Conzzeta AG...........................................      35     65,476
    Credit Suisse Group AG................................ 133,018  3,907,241
    Credit Suisse Group AG Sponsored ADR..................  90,936  2,662,606
    Daetwyler Holding AG..................................   1,803    196,702
    DKSH Holding AG.......................................   1,081     96,614
   *Dufry AG..............................................   3,316    433,944
    EFG International AG..................................  14,116    185,418
    Emmi AG...............................................     576    178,006
    EMS-Chemie Holding AG.................................     886    311,015
    Energiedienst Holding AG..............................   1,334     48,863
    Flughafen Zuerich AG..................................   1,026    554,924
    Forbo Holding AG......................................     467    337,253
    Galenica AG...........................................     942    722,782
    GAM Holding AG........................................  41,481    661,717
   *Gategroup Holding AG..................................   6,127    138,421
    Geberit AG............................................   1,952    523,688
    Georg Fischer AG......................................   1,073    561,291
    Givaudan SA...........................................     993  1,382,107
    Gurit Holding AG......................................     121     50,437
    Helvetia Holding AG...................................   1,470    656,308

                                     1441

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
SWITZERLAND -- (Continued)
    Holcim, Ltd............................................  29,548 $2,137,555
    Huber & Suhner AG......................................   2,687    122,481
    Implenia AG............................................   3,047    166,541
    Inficon Holding AG.....................................     385    124,527
    Interroll Holding AG...................................     127     56,917
    Intershop Holdings.....................................     193     66,601
    Julius Baer Group, Ltd.................................  54,162  2,465,397
    Kaba Holding AG Class B................................     581    232,831
    Kardex AG..............................................   1,417     56,534
    Komax Holding AG.......................................   1,188    126,305
    Kudelski SA............................................  11,129    147,727
    Kuehne + Nagel International AG........................   2,593    313,814
    Kuoni Reisen Holding AG................................     886    319,211
    LEM Holding SA.........................................      41     25,651
    Liechtensteinische Landesbank AG.......................   1,649     66,919
    Lindt & Spruengli AG...................................       5    227,206
    Logitech International SA (B18ZRK2)....................  30,755    218,564
    Logitech International SA (H50430232)..................   5,400     38,016
    Lonza Group AG.........................................  14,498  1,115,894
   #Luzerner Kantonalbank AG...............................     741    279,243
    Metall Zug AG..........................................      36     81,877
  #*Meyer Burger Technology AG.............................  21,158    142,149
    Micronas Semiconductor Holding AG......................   6,211     43,939
    Mobilezone Holding AG..................................   4,831     47,977
    Mobimo Holding AG......................................   1,543    324,060
   *Myriad Group AG........................................   5,598     10,929
    Nestle SA..............................................  87,940  5,952,008
    Nobel Biocare Holding AG...............................   8,211     99,960
    Novartis AG............................................   7,309    525,420
    Novartis AG ADR........................................ 117,451  8,410,666
    OC Oerlikon Corp. AG...................................  41,707    548,275
   *Orascom Development Holding AG.........................     924      8,843
   *Orell Fuessli Holding AG...............................     152     14,282
    Orior AG...............................................   1,175     64,952
    Panalpina Welttransport Holding AG.....................   1,841    268,335
    Partners Group Holding AG..............................     966    255,805
   #Phoenix Mecano AG......................................     178     92,703
    PSP Swiss Property AG..................................   2,990    263,932
    PubliGroupe AG.........................................     443     45,380
    Rieter Holding AG......................................   1,014    201,420
    Roche Holding AG (7108918).............................     424    104,945
    Roche Holding AG (7110388).............................   9,111  2,242,117
    Romande Energie Holding SA.............................      49     59,202
    Schaffner Holding AG...................................     144     32,628
    Schindler Holding AG...................................   1,376    191,852
  #*Schmolz + Bickenbach AG................................  20,044     65,542
    Schweiter Technologies AG..............................     241    154,475
    Schweizerische National-Versicherungs-Gesellschaft AG..   3,503    163,580
    SGS SA.................................................     180    407,413
    Siegfried Holding AG...................................     806    119,132
    Sika AG................................................     398  1,108,387
    Sonova Holding AG......................................   3,736    412,324
    St Galler Kantonalbank AG..............................     627    234,777

                                     1442

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SWITZERLAND -- (Continued)
   #Straumann Holding AG..................................     472 $    71,007
    Sulzer AG.............................................   5,816     869,216
    Swatch Group AG (The) (7184725).......................   3,316   1,970,540
    Swatch Group AG (The) (7184736).......................   4,098     423,168
    Swiss Life Holding AG.................................   8,107   1,454,806
    Swiss Re AG...........................................  51,583   4,112,817
    Swisscom AG...........................................     798     356,739
    Swisslog Holding AG...................................  61,788      67,364
    Swissquote Group Holding SA...........................   2,565      80,780
    Syngenta AG ADR.......................................  13,102   1,035,582
    Tamedia AG............................................     430      47,531
    Tecan Group AG........................................   1,806     173,970
    Temenos Group AG......................................   5,881     154,010
   *Tornos Holding AG.....................................   1,468       6,931
    U-Blox AG.............................................   1,839     127,015
    UBS AG (B18YFJ4)...................................... 124,654   2,454,564
    UBS AG (H89231338).................................... 159,324   3,133,903
    Valiant Holding.......................................   3,123     292,871
    Valora Holding AG.....................................     795     161,144
    Vaudoise Assurances Holding SA Class B................     195      74,426
    Verwaltungs- und Privat-Bank AG.......................     749      57,554
    Vetropack Holding AG..................................      57     112,286
   *Von Roll Holding AG...................................  14,867      22,198
    Vontobel Holding AG...................................   6,359     225,171
    Walter Meier AG.......................................     480      25,883
    Ypsomed Holding AG....................................     537      32,340
    Zehnder Group AG......................................   2,160      88,873
   *Zueblin Immobilien Holding AG.........................   4,474      10,051
    Zug Estates Holding AG................................      36      45,007
    Zuger Kantonalbank AG.................................      25     127,530
    Zurich Insurance Group AG.............................  21,258   5,726,230
                                                                   -----------
TOTAL SWITZERLAND.........................................          84,752,629
                                                                   -----------
TAIWAN -- (3.5%)
    A-DATA Technology Co., Ltd............................  36,000      67,207
    Ability Enterprise Co., Ltd...........................  73,530      59,069
    AcBel Polytech, Inc................................... 108,540      95,977
    Accton Technology Corp................................ 113,929      65,870
  #*Acer, Inc............................................. 647,810     478,315
    ACES Electronic Co., Ltd..............................   6,000       5,084
    ACHEM TECHNOLOGY Corp.................................  13,000       6,677
    Acme Electronics Corp.................................  19,000      26,373
    Acter Co., Ltd........................................  10,000      40,391
   *Action Electronics Co., Ltd...........................  61,921      13,323
    Actron Technology Corp................................  10,000      38,301
    Adlink Technology, Inc................................  17,000      25,414
    Advanced Ceramic X Corp...............................   8,000      26,668
    Advanced International Multitech Co., Ltd.............   7,000       7,561
    Advanced Semiconductor Engineering, Inc............... 143,644     117,768
    Advanced Semiconductor Engineering, Inc. ADR..........  36,804     147,584
    Advancetek Enterprise Co., Ltd........................  36,000      44,729
    Advantech Co., Ltd....................................  28,600     138,261
   *AGV Products Corp..................................... 114,969      38,321

                                     1443

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
TAIWAN -- (Continued)
    ALI Corp..............................................  66,000 $ 62,815
    Allis Electric Co., Ltd...............................   8,000    2,407
    Alpha Networks, Inc...................................  70,000   41,140
    Altek Corp............................................ 110,498   59,572
    Ambassador Hotel (The)................................  55,000   51,198
    AMPOC Far-East Co., Ltd...............................  24,000   19,958
    AmTRAN Technology Co., Ltd............................ 200,823  140,735
    Anpec Electronics Corp................................  35,000   26,502
    Apacer Technology, Inc................................  25,000   25,959
    APCB, Inc.............................................  39,000   27,681
    Apex Biotechnology Corp...............................  16,226   39,459
    Arcadyan Technology Corp..............................  23,000   29,203
    Ardentec Corp.........................................  78,000   49,993
    Arima Communications Corp.............................  58,708   23,518
    Asia Cement Corp...................................... 246,088  308,477
   *Asia Optical Co., Inc.................................  90,000   98,782
   #Asia Plastic Recycling Holding, Ltd...................  18,240   48,235
    Asia Polymer Corp.....................................  99,000   76,854
    Asia Vital Components Co., Ltd........................  82,053   41,273
   #Asustek Computer, Inc.................................  63,502  553,820
    Aten International Co., Ltd...........................  19,000   35,050
   *AU Optronics Corp..................................... 899,980  324,164
   *AU Optronics Corp. Sponsored ADR......................  21,622   78,704
    Audix Corp............................................  16,000   15,356
    Aurora Corp...........................................  33,000   64,756
    AV Tech Corp..........................................  12,000   35,623
    Avermedia Technologies................................  35,000   14,948
   *Avision, Inc..........................................  15,000    4,030
   *Bank of Kaohsiung.....................................  55,750   18,051
    Basso Industry Corp...................................  20,000   19,509
    BES Engineering Corp.................................. 426,000  118,476
    Biostar Microtech International Corp..................  11,000    4,119
    Boardtek Electronics Corp.............................  30,000   32,931
   *Bright Led Electronics Corp...........................  22,000    9,978
    C Sun Manufacturing, Ltd..............................  26,000   17,941
   *Cameo Communications, Inc.............................  39,000   12,411
    Capella Microsystems Taiwan, Inc......................   3,591   17,960
    Capital Securities Corp............................... 433,448  144,546
   #Career Technology MFG. Co., Ltd.......................  96,000   91,607
    Carnival Industrial Corp..............................  28,000    8,423
   #Catcher Technology Co., Ltd...........................  59,360  256,696
    Cathay Financial Holding Co., Ltd..................... 317,767  461,677
    Cathay Real Estate Development Co., Ltd............... 223,000  159,456
   *Center Laboratories, Inc..............................  15,000   22,703
    Central Reinsurance Co., Ltd..........................  28,560   12,436
   *Champion Building Materials Co., Ltd..................  74,526   24,990
    Chang Hwa Commercial Bank............................. 747,641  428,588
    Chang Wah Electromaterials, Inc.......................   8,240   23,893
    Charoen Pokphand Enterprise...........................  64,000   32,669
    Chaun-Choung Technology Corp..........................  25,000   56,611
    CHC Resources Corp....................................  22,000   39,290
    Cheng Loong Corp...................................... 216,360   95,568
    Cheng Shin Rubber Industry Co., Ltd...................  84,645  280,035

                                     1444

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                           --------- --------
TAIWAN -- (Continued)
    Cheng Uei Precision Industry Co., Ltd.................   110,051 $223,283
  #*Chenming Mold Industry Corp...........................    20,000   13,825
    Chia Chang Co., Ltd...................................    24,000   31,102
    Chia Hsin Cement Corp.................................    96,338   45,755
    Chicony Electronics Co., Ltd..........................    68,018  162,981
    Chien Kuo Construction Co., Ltd.......................    75,250   34,915
    Chilisin Electronics Corp.............................    20,000   11,188
    Chimei Materials Technology Corp......................    20,000   22,402
    Chin-Poon Industrial Co...............................   126,126  239,536
   *China Airlines, Ltd...................................   745,019  275,796
    China Chemical & Pharmaceutical Co., Ltd..............    99,000   70,473
    China Development Financial Holding Corp.............. 1,646,573  465,884
    China Ecotek Corp.....................................    11,000   31,026
    China Electric Manufacturing Corp.....................    73,000   35,888
    China General Plastics Corp...........................    60,420   37,540
    China Glaze Co., Ltd..................................    29,599   13,304
    China Life Insurance Co., Ltd.........................   370,749  380,233
   *China Manmade Fibers Corp.............................   290,000  127,416
    China Metal Products..................................   100,242  153,064
    China Motor Corp......................................   164,000  138,154
    China Petrochemical Development Corp..................   430,031  220,100
    China Steel Chemical Corp.............................     8,000   45,487
    China Steel Corp......................................   679,296  561,372
    China Steel Structure Co., Ltd........................    24,000   28,810
    China Synthetic Rubber Corp...........................   118,224  122,747
   *China Wire & Cable Co., Ltd...........................    61,000   26,487
    Chinatrust Financial Holding Co., Ltd................. 1,113,210  734,285
    Chinese Maritime Transport, Ltd.......................    41,000   43,749
    Chipbond Technology Corp..............................    40,000   88,109
    Chong Hong Construction Co............................    24,625  102,296
    Chroma ATE, Inc.......................................    44,560   93,089
   *Chun YU Works & Co., Ltd..............................     8,000    2,916
    Chun Yuan Steel.......................................    88,570   32,495
    Chung Hsin Electric & Machinery Manufacturing Corp....    99,000   56,095
   *Chung Hung Steel Corp.................................   163,212   45,678
   *Chung Hwa Pulp Corp...................................   161,470   51,541
    Chunghwa Chemical Synthesis & Biotech Co., Ltd........    11,000   17,578
   *Chunghwa Picture Tubes, Ltd...........................   951,656   49,358
    Chunghwa Telecom Co., Ltd.............................    47,727  152,580
    Chunghwa Telecom Co., Ltd. ADR........................     3,011   96,563
    Clevo Co..............................................    71,401  132,834
   *CMC Magnetics Corp....................................   757,000  132,603
    Collins Co., Ltd......................................    54,802   20,179
   *Compal Communications, Inc............................   100,000  142,186
    Compal Electronics, Inc............................... 1,063,747  736,928
    Compeq Manufacturing Co...............................   288,000  131,413
    Continental Holdings Corp.............................   124,000   45,878
    Coretronic Corp.......................................   155,000  133,557
   *Cosmos Bank Taiwan....................................   109,195   55,492
    Coxon Precise Industrial Co., Ltd.....................    12,000   22,049
    CSBC Corp. Taiwan.....................................    68,740   41,357
    CTCI Corp.............................................    72,444  130,272
    Cyberlink Corp........................................    22,203   72,504

                                     1445

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
TAIWAN -- (Continued)
    CyberTAN Technology, Inc..............................  42,424 $ 44,653
    D-Link Corp........................................... 186,062  105,013
    DA CIN Construction Co., Ltd..........................  36,000   34,088
    Dah Fung CATV Co., Ltd................................   2,000    4,053
    Darfon Electronics Corp...............................  51,000   36,012
    Delpha Construction Co., Ltd..........................  53,321   20,801
    Delta Electronics, Inc................................  45,320  219,835
    Depo Auto Parts Ind Co., Ltd..........................  32,000   98,182
    Dynamic Electronics Co., Ltd..........................  68,183   22,281
   #Dynapack International Technology Corp................  27,000   76,380
    E Ink Holdings, Inc................................... 192,000  108,606
    E-LIFE MALL Corp......................................  18,000   41,632
  #*E-Ton Solar Tech Co., Ltd.............................  60,022   23,838
    E.Sun Financial Holding Co., Ltd...................... 867,031  578,224
   *Eastern Media International Corp...................... 125,000   20,217
    Eclat Textile Co., Ltd................................  32,655  251,209
   *Edimax Technology Co., Ltd............................  48,000   22,149
    Edison Opto Corp......................................  20,000   23,662
    Elan Microelectronics Corp............................  50,000   93,787
    Elite Advanced Laser Corp.............................  13,000   30,365
    Elite Material Co., Ltd...............................  84,162   76,097
    Elite Semiconductor Memory Technology, Inc............  70,000   73,540
    Elitegroup Computer Systems Co., Ltd.................. 205,000   78,859
    eMemory Technology, Inc...............................   6,000   16,858
    ENG Electric Co., Ltd.................................  50,000   38,398
    Entie Commercial Bank................................. 112,000   58,308
    Episil Technologies, Inc.............................. 131,000   48,192
   #Epistar Corp.......................................... 207,169  344,990
    Eternal Chemical Co., Ltd............................. 146,140  117,928
   *Etron Technology, Inc.................................  81,000   29,823
   *Eva Airways Corp...................................... 331,380  184,663
   *Everest Textile Co., Ltd..............................  13,000    3,425
    Evergreen International Storage & Transport Corp...... 161,000  102,816
   *Evergreen Marine Corp. Taiwan, Ltd.................... 441,399  247,208
    Everlight Chemical Industrial Corp....................  99,477   67,165
    Everlight Electronics Co., Ltd........................  85,225  134,147
   *Everspring Industry Co................................  16,000   10,157
    Excelsior Medical Co., Ltd............................  19,172   33,390
    Far Eastern Department Stores Co., Ltd................ 218,780  208,373
    Far Eastern International Bank........................ 266,045  110,778
    Far Eastern New Century Corp.......................... 271,927  306,800
    Far EasTone Telecommunications Co., Ltd............... 116,000  295,143
    Faraday Technology Corp...............................  69,395   79,356
    Farglory Land Development Co., Ltd....................  84,000  152,633
    Federal Corp.......................................... 155,232  122,209
    Feng Hsin Iron & Steel Co.............................  53,000   93,370
    Feng TAY Enterprise Co., Ltd..........................  37,470   75,853
    Firich Enterprises Co., Ltd...........................  36,000   69,270
   *First Copper Technology Co., Ltd......................  49,000   15,146
    First Financial Holding Co., Ltd...................... 797,794  494,501
    First Hotel...........................................  46,494   30,701
    First Insurance Co., Ltd..............................  35,000   21,947
    First Steamship Co., Ltd..............................  83,509   55,490

                                     1446

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
TAIWAN -- (Continued)
   #FLEXium Interconnect, Inc.............................  24,378 $ 89,329
    Flytech Technology Co., Ltd...........................   9,000   34,544
    Forhouse Corp.........................................  82,000   35,381
    Formosa Advanced Technologies Co., Ltd................  24,000   14,389
    Formosa Chemicals & Fibre Corp........................ 129,821  322,941
   *Formosa Epitaxy, Inc..................................  88,000   56,259
    Formosa International Hotels Corp.....................   4,000   51,411
   *Formosa Laboratories, Inc.............................  11,000   21,574
    Formosa Optical Technology Co., Ltd...................   9,000   34,898
    Formosa Petrochemical Corp............................  14,000   36,391
    Formosa Plastics Corp................................. 116,927  293,812
    Formosa Taffeta Co., Ltd.............................. 158,000  147,956
    Formosan Rubber Group, Inc............................ 117,000   92,031
    Formosan Union Chemical...............................  67,167   32,789
    Founding Construction & Development Co., Ltd..........  38,685   25,945
    Foxconn Technology Co., Ltd........................... 137,440  340,896
    Foxlink Image Technology Co., Ltd.....................  30,000   19,502
   *Froch Enterprise Co., Ltd.............................  29,000    8,638
    FSP Technology, Inc...................................  34,782   30,184
    Fubon Financial Holding Co., Ltd...................... 425,019  596,638
    Fullerton Technology Co., Ltd.........................  19,000   16,066
   #Fulltech Fiber Glass Corp............................. 120,965   52,389
    Fwusow Industry Co., Ltd..............................  68,394   34,201
    G Shank Enterprise Co., Ltd...........................  27,000   15,650
   #G Tech Optoelectronics Corp...........................  27,000   51,804
   *Gamania Digital Entertainment Co., Ltd................   2,000    1,642
    Gemtek Technology Corp................................  83,348   86,940
  #*Genesis Photonics, Inc................................  50,863   30,620
    Genius Electronic Optical Co., Ltd....................   7,625   40,278
    Genmont Biotech, Inc..................................   5,000    7,753
    GeoVision, Inc........................................   4,400   24,146
    Getac Technology Corp.................................  95,000   47,562
    Giant Manufacturing Co., Ltd..........................  18,760  141,825
   *Giantplus Technology Co., Ltd.........................   6,000    2,175
    Gigabyte Technology Co., Ltd.......................... 114,000  102,938
    Gigastorage Corp......................................  91,450   55,820
   *Gintech Energy Corp...................................  81,394   76,096
    Global Brands Manufacture, Ltd........................  23,830    8,188
    Global Mixed Mode Technology, Inc.....................  12,000   32,018
    Global Unichip Corp...................................  11,000   35,052
    Globe Union Industrial Corp...........................  41,000   29,592
    Gloria Material Technology Corp....................... 143,000  102,442
   *Gold Circuit Electronics, Ltd.........................  71,070   16,409
    Goldsun Development & Construction Co., Ltd........... 310,624  122,686
    Gourmet Master Co., Ltd...............................   5,000   29,074
    Grand Pacific Petrochemical........................... 206,000  124,913
    Grape King Industrial Co..............................  14,000   68,067
    Great China Metal Industry............................  26,000   28,277
    Great Taipei Gas Co., Ltd.............................  41,000   29,954
    Great Wall Enterprise Co., Ltd........................ 108,252   97,509
   *Green Energy Technology, Inc..........................  62,581   39,898
   *GTM Corp..............................................  27,000   13,806
    Hannstar Board Corp...................................  49,096   21,923

                                     1447

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *HannStar Display Corp.................................   643,000 $  255,526
   *HannsTouch Solution, Inc..............................   136,026     46,868
    Harvatek Corp.........................................    22,663      8,687
    Hey Song Corp.........................................    82,000    108,505
    Highwealth Construction Corp..........................    75,118    167,460
    Hitron Technology, Inc................................    42,000     22,676
    Hiwin Technologies Corp...............................     7,200     44,960
   *Ho Tung Chemical Corp.................................   239,416    106,956
    Hocheng Corp..........................................    66,000     21,559
    Holiday Entertainment Co., Ltd........................    12,000     16,041
    Holtek Semiconductor, Inc.............................    35,000     43,628
    Holy Stone Enterprise Co., Ltd........................    69,827     72,142
    Hon Hai Precision Industry Co., Ltd...................   470,453  1,218,150
    Hon Hai Precision Industry Co., Ltd. GDR..............    29,779    154,249
    Hong TAI Electric Industrial..........................    72,000     22,571
   *Horizon Securities Co., Ltd...........................   142,000     53,069
   *Hota Industrial Manufacturing Co., Ltd................    20,000     24,540
    Hotai Motor Co., Ltd..................................    28,000    309,430
    Howarm Construction Co., Ltd..........................    30,000     17,379
    Hsin Kuang Steel Co., Ltd.............................    51,000     30,248
   #HTC Corp..............................................    30,522    161,968
    Hu Lane Associate, Inc................................     6,000     16,471
    HUA ENG Wire & Cable..................................    87,000     30,609
    Hua Nan Financial Holdings Co., Ltd...................   739,040    430,001
    Huaku Development Co., Ltd............................    55,540    179,118
    Huang Hsiang Construction Co..........................    25,000     59,343
    Hung Poo Real Estate Development Corp.................    73,695     72,369
    Hung Sheng Construction Co., Ltd......................   137,500    131,752
    I-Chiun Precision Industry Co., Ltd...................    61,000     35,811
    I-Sheng Electric Wire & Cable Co., Ltd................    25,000     34,440
    Ibase Technology, Inc.................................     4,000      5,384
   *Ichia Technologies, Inc...............................    63,000     31,369
    ICP Electronics, Inc..................................    32,500     38,650
    ILI Technology Corp...................................     7,000     15,928
    Infortrend Technology, Inc............................    60,320     29,748
   *Innolux Corp.......................................... 1,162,477    515,003
   *Inotera Memories, Inc.................................   452,634    169,212
   *Integrated Memory Logic, Ltd..........................    16,000     37,483
    International Games System Co., Ltd...................     6,000     14,171
    Inventec Corp.........................................   513,945    387,617
   *ITE Technology, Inc...................................    71,000     55,241
    ITEQ Corp.............................................    68,835     75,178
   *J Touch Corp..........................................     3,000      2,500
    Jentech Precision Industrial Co., Ltd.................    23,000     42,080
   *Jess-Link Products Co., Ltd...........................    25,000     21,098
    Jih Sun Financial Holdings Co., Ltd...................   204,000     64,031
    Johnson Health Tech Co., Ltd..........................     7,211     24,767
   *Kao Hsing Chang Iron & Steel..........................    69,000     22,059
    Kaori Heat Treatment Co., Ltd.........................    12,600     29,922
    Kaulin Manufacturing Co., Ltd.........................    25,000     19,929
    KEE TAI Properties Co., Ltd...........................    63,790     45,674
    Kenda Rubber Industrial Co., Ltd......................   136,618    352,798
    Kerry TJ Logistics Co., Ltd...........................    38,000     46,850

                                     1448

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
TAIWAN -- (Continued)
    Kindom Construction Co................................  76,000 $116,676
    King Slide Works Co., Ltd.............................   9,000   80,473
    King Yuan Electronics Co., Ltd........................ 302,545  201,724
    King's Town Bank...................................... 212,000  183,676
    King's Town Construction Co., Ltd.....................  17,145   16,569
    Kinik Co..............................................  26,000   42,386
    Kinko Optical Co., Ltd................................  62,000   63,225
    Kinpo Electronics..................................... 338,000  103,730
    Kinsus Interconnect Technology Corp...................  40,000  142,421
    KS Terminals, Inc.....................................  15,162   12,232
    Kung Long Batteries Industrial Co., Ltd...............   9,000   26,100
    Kung Sing Engineering Corp............................  91,000   41,664
    Kuo Toong International Co., Ltd......................  40,000   35,375
    Kuoyang Construction Co., Ltd.........................  65,000   44,619
    Kwong Fong Industries.................................  66,500   34,445
    KYE Systems Corp......................................  67,040   23,252
    L&K Engineering Co., Ltd..............................  17,000   14,918
    LAN FA Textile........................................  28,922    7,970
    Largan Precision Co., Ltd.............................   4,000  138,913
    LCY Chemical Corp.....................................  84,286  114,522
    Leader Electronics, Inc...............................  40,000   23,523
    Lealea Enterprise Co., Ltd............................ 206,584   71,546
    LEE CHI Enterprises Co., Ltd..........................  96,000   46,386
   *Leofoo Development Co.................................  34,417   15,747
    LES Enphants Co., Ltd.................................  22,025   13,279
    Lextar Electronics Corp...............................  46,500   39,619
   *Li Peng Enterprise Co., Ltd........................... 132,092   50,151
    Lian HWA Food Corp....................................   7,000   11,968
    Lien Hwa Industrial Corp.............................. 115,284   76,271
    Lingsen Precision Industries, Ltd..................... 142,000   74,469
    Lite-On Semiconductor Corp............................  62,000   35,311
    Lite-On Technology Corp............................... 402,667  685,475
    Long Bon International Co., Ltd.......................  48,000   31,993
    Long Chen Paper Co., Ltd..............................  56,000   20,910
    Longwell Co...........................................  23,000   17,602
    Lotes Co., Ltd........................................  16,000   42,050
    Lumax International Corp., Ltd........................  12,705   27,852
    Lung Yen Life Service Corp............................   4,000   12,330
    Macroblock, Inc.......................................   4,000    9,617
   *Macronix International................................ 824,909  198,577
    MacroWell OMG Digital Entertainment Co., Ltd..........   6,000   19,512
    Makalot Industrial Co., Ltd...........................  18,000   98,379
    Marketech International Corp..........................  22,000   13,034
    Masterlink Securities Corp............................ 246,000   81,793
    Mayer Steel Pipe Corp.................................  29,700   12,670
    Maywufa Co., Ltd......................................  49,000   25,650
   #MediaTek, Inc.........................................  21,048  252,679
   *Medigen Biotechnology Corp............................   6,000   36,804
    Mega Financial Holding Co., Ltd....................... 863,966  721,547
    Mercuries & Associates, Ltd...........................  50,299   40,399
    Merida Industry Co., Ltd..............................  13,800   92,019
    Merry Electronics Co., Ltd............................  37,842   82,308
    Micro-Star International Co., Ltd..................... 172,394  102,185

                                     1449

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
TAIWAN -- (Continued)
    Microbio Co., Ltd.....................................  43,000 $ 45,370
   *Microelectronics Technology, Inc......................  87,213   58,144
    Microlife Corp........................................   9,000   24,496
    MIN AIK Technology Co., Ltd...........................  17,000   48,124
    Mirle Automation Corp.................................  46,505   34,441
    Mitac International Corp.............................. 291,039  100,723
   *Mosel Vitelic, Inc....................................   8,178    1,583
   *Motech Industries, Inc................................  69,000   89,239
    MPI Corp..............................................  21,000   44,933
    Nak Sealing Technologies Corp.........................  10,000   23,851
    Namchow Chemical Industrial, Ltd......................  36,000   46,375
    Nan Kang Rubber Tire Co., Ltd.........................  51,183   60,973
    Nan Ya Plastics Corp.................................. 243,750  511,901
   *Nan Ya Printed Circuit Board Corp.....................  43,214   54,050
    Nantex Industry Co., Ltd..............................  41,445   25,748
   *Nanya Technology Corp................................. 152,000   19,459
    National Petroleum Co., Ltd...........................  67,000   58,733
   *Neo Solar Power Corp..................................  95,000   67,498
    Netronix, Inc.........................................  12,000   30,753
    New Era Electronics Co., Ltd..........................  16,000   18,667
   *Newmax Technology Co., Ltd............................  11,000   40,333
    Nien Hsing Textile Co., Ltd...........................  65,264   54,601
    Novatek Microelectronics Corp.........................  32,000  141,441
   *Ocean Plastics Co., Ltd...............................  29,000   35,586
    OptoTech Corp......................................... 184,000   70,240
   *Orient Semiconductor Electronics, Ltd................. 103,000   16,804
    Oriental Union Chemical Corp.......................... 146,992  143,723
   #Orise Technology Co., Ltd.............................  15,000   28,952
   *Pan Jit International, Inc............................  43,940   16,603
   *Pan-International Industrial..........................  76,852   62,416
    Paragon Technologies Co., Ltd.........................   7,350    9,765
   *Pegatron Corp......................................... 284,261  419,655
    Phihong Technology Co., Ltd...........................  69,000   44,065
    Phison Electronics Corp...............................  12,000   89,444
    Phoenix Tours International, Inc......................   7,000   14,180
   *Phytohealth Corp......................................  30,000   41,732
   *Pihsiang Machinery Manufacturing Co., Ltd.............  29,000   24,717
   #Pixart Imaging, Inc...................................  28,000   54,126
    Polytronics Technology Corp...........................   8,000   14,729
    Portwell, Inc.........................................   8,000    7,850
    Pou Chen Corp......................................... 416,528  426,234
   *Power Quotient International Co., Ltd.................  13,000    8,938
   *Powercom Co., Ltd.....................................  16,150    2,746
    Powertech Technology, Inc............................. 167,900  321,620
    Poya Co., Ltd.........................................   7,070   37,510
    President Chain Store Corp............................  14,768  110,035
    President Securities Corp............................. 204,422  118,482
    Prime Electronics Satellitics, Inc....................  29,400   24,915
    Prince Housing & Development Corp..................... 172,878  119,350
    Promate Electronic Co., Ltd...........................  33,000   29,427
    Promise Technology, Inc...............................  34,874   25,176
   *Qisda Corp............................................ 349,875   81,269
   #Quanta Computer, Inc..................................  97,007  225,642

                                     1450

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                           --------- --------
TAIWAN -- (Continued)
    Quanta Storage, Inc...................................    65,000 $ 63,488
    Quintain Steel Co., Ltd...............................    73,000   16,893
    Radiant Opto-Electronics Corp.........................    55,782  174,598
    Radium Life Tech Co., Ltd.............................   191,720  171,992
    Realtek Semiconductor Corp............................    76,335  182,331
    Rechi Precision Co., Ltd..............................    72,996   63,291
    Rich Development Co., Ltd.............................   119,000   63,273
    Richtek Technology Corp...............................    15,000   60,953
  #*Ritek Corp............................................   908,759  173,395
    Ruentex Development Co., Ltd..........................    60,550  118,335
    Ruentex Industries, Ltd...............................    56,162  128,499
    Run Long Construction Co., Ltd........................    17,000   17,088
    Sampo Corp............................................    82,155   26,864
    San Fang Chemical Industry Co., Ltd...................    10,197    9,346
   *Sanyang Industry Co., Ltd.............................   227,900  229,917
    Sanyo Electric Taiwan Co., Ltd........................    15,000   17,294
    SDI Corp..............................................    19,000   20,683
    Senao International Co., Ltd..........................     7,000   23,446
    Sercomm Corp..........................................    61,000   78,430
    Sesoda Corp...........................................    37,000   40,969
    ShenMao Technology, Inc...............................    14,922   16,574
    Shih Wei Navigation Co., Ltd..........................    83,100   57,191
    Shihlin Electric & Engineering Corp...................    57,000   66,945
   *Shihlin Paper Corp....................................    16,000   23,850
   *Shin Kong Financial Holding Co., Ltd.................. 1,449,169  490,682
    Shin Zu Shing Co., Ltd................................    33,549   75,488
   *Shining Building Business Co., Ltd....................    43,600   36,476
    Shinkong Insurance Co., Ltd...........................    75,000   53,963
    Shinkong Synthetic Fibers Corp........................   410,799  135,693
    Shinkong Textile Co., Ltd.............................    70,000   90,576
    Shuttle, Inc..........................................    50,000   19,229
    Sigurd Microelectronics Corp..........................    75,000   63,845
   *Silicon Integrated Systems Corp.......................   167,380   55,039
    Siliconware Precision Industries Co...................   282,000  326,803
    Silitech Technology Corp..............................    30,442   45,753
    Simplo Technology Co., Ltd............................    26,000  114,369
    Sinbon Electronics Co., Ltd...........................    32,000   30,287
    Sincere Navigation Corp...............................    79,125   69,314
    Sino-American Silicon Products, Inc...................   116,000  137,323
    Sinon Corp............................................    74,000   37,725
    SinoPac Financial Holdings Co., Ltd................... 1,173,397  590,819
    Sinphar Pharmaceutical Co., Ltd.......................    25,586   36,438
    Sinyi Realty Co.......................................    10,303   17,036
    Sirtec International Co., Ltd.........................    34,000   64,361
    Sitronix Technology Corp..............................    21,000   24,565
    Soft-World International Corp.........................    42,000   73,833
    Solar Applied Materials Technology Co.................    61,000   55,887
   *Solartech Energy Corp.................................    22,000   13,021
   *Solomon Technology Corp...............................    54,000   23,335
   *Solytech Enterprise Corp..............................    31,000   10,943
    Sonix Technology Co., Ltd.............................    63,000   82,931
    Southeast Cement Co., Ltd.............................    33,000   17,085
    Spirox Corp...........................................     4,000    1,552

                                     1451

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Sporton International, Inc............................    10,000 $   30,455
    St Shine Optical Co., Ltd.............................     5,000    139,885
    Standard Chemical & Pharma............................    20,330     24,599
    Standard Foods Corp...................................    33,961    102,620
    Stark Technology, Inc.................................    41,000     33,328
    Sunonwealth Electric Machine Industry Co., Ltd........    39,000     22,291
    Sunrex Technology Corp................................    80,000     35,614
    Supreme Electronics Co., Ltd..........................    63,000     29,352
    Sweeten Construction Co., Ltd.........................    25,000     17,243
    Syncmold Enterprise Corp..............................    16,000     28,191
    Synmosa Biopharma Corp................................    16,000     21,493
    Synnex Technology International Corp..................   205,248    257,794
    TA Chen Stainless Pipe................................   140,752     71,922
   *Ta Chong Bank, Ltd....................................   395,204    134,265
    Ta Ya Electric Wire & Cable...........................    86,860     20,321
    TA-I Technology Co., Ltd..............................    24,708     12,886
    Tah Hsin Industrial Co., Ltd..........................    11,000     10,562
    Taichung Commercial Bank..............................   336,323    122,719
    TaiDoc Technology Corp................................    10,000     24,361
    Taiflex Scientific Co., Ltd...........................    49,000     70,338
    Taimide Tech, Inc.....................................    21,000     19,600
    Tainan Enterprises Co., Ltd...........................    17,000     18,370
    Tainan Spinning Co., Ltd..............................   184,084     89,562
    Taishin Financial Holding Co., Ltd.................... 1,467,669    682,686
    Taisun Enterprise Co., Ltd............................    47,741     23,769
    Taita Chemical Co., Ltd...............................   116,424     51,837
   #Taiwan Acceptance Corp................................    21,000     50,694
   *Taiwan Business Bank..................................   689,505    209,532
    Taiwan Cement Corp....................................   471,137    575,434
    Taiwan Chinsan Electronic Industrial Co., Ltd.........    14,000     18,991
    Taiwan Cogeneration Corp..............................    68,993     44,638
    Taiwan Cooperative Financial Holding..................   669,382    382,660
    Taiwan Fertilizer Co., Ltd............................   138,000    337,116
    Taiwan Fire & Marine Insurance Co.....................    50,040     35,937
    Taiwan FU Hsing Industrial Co., Ltd...................    17,000     19,477
    Taiwan Glass Industry Corp............................   178,142    167,074
    Taiwan Hon Chuan Enterprise Co., Ltd..................    35,492     78,759
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.........    29,000     17,479
   *Taiwan Land Development Corp..........................   142,703     51,917
   *Taiwan Life Insurance Co., Ltd........................    94,349     71,776
    Taiwan Line Tek Electronic............................    10,000      8,101
    Taiwan Mask Corp......................................   107,950     35,215
    Taiwan Mobile Co., Ltd................................    19,800     71,927
    Taiwan Navigation Co., Ltd............................    22,000     16,946
    Taiwan Paiho, Ltd.....................................    80,892     85,357
    Taiwan PCB Techvest Co., Ltd..........................    41,800     50,512
    Taiwan Prosperity Chemical Corp.......................    40,000     39,997
    Taiwan Pulp & Paper Corp..............................    93,280     38,890
    Taiwan Sakura Corp....................................    58,140     32,025
    Taiwan Secom Co., Ltd.................................    22,000     49,586
    Taiwan Semiconductor Co., Ltd.........................   108,000     82,168
    Taiwan Semiconductor Manufacturing Co., Ltd...........   387,465  1,317,647
   *Taiwan Styrene Monomer................................   161,127     92,828

                                     1452

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                           --------- --------
TAIWAN -- (Continued)
    Taiwan Surface Mounting Technology Co., Ltd...........    44,100 $ 60,774
   *Taiwan TEA Corp.......................................   131,704   83,407
    Taiwan Union Technology Corp..........................    43,000   31,714
    Taiyen Biotech Co., Ltd...............................    33,000   30,214
   *Tatung Co., Ltd.......................................   728,452  184,262
    Teco Electric and Machinery Co., Ltd..................   399,000  434,634
    Test Research, Inc....................................    24,532   32,819
    Test-Rite International Co., Ltd......................    99,389   79,594
    Thinking Electronic Industrial Co., Ltd...............    15,000   16,045
    Thye Ming Industrial Co., Ltd.........................    34,000   43,776
    Ton Yi Industrial Corp................................   130,200  114,127
    Tong Hsing Electronic Industries, Ltd.................    17,000   82,758
    Tong Yang Industry Co., Ltd...........................    85,894  122,331
    Tong-Tai Machine & Tool Co., Ltd......................    48,305   37,512
    Topco Scientific Co., Ltd.............................    42,443   68,765
    Topoint Technology Co., Ltd...........................    25,295   15,771
    Transcend Information, Inc............................    38,483  111,628
    Tripod Technology Corp................................    81,970  170,625
    Tsann Kuen Enterprise Co., Ltd........................    12,913   18,482
    TSRC Corp.............................................    52,350   94,907
    Ttet Union Corp.......................................    10,000   18,629
    TTY Biopharm Co., Ltd.................................    14,000   49,925
    Tung Ho Steel Enterprise Corp.........................   157,254  133,131
    Tung Thih Electronic Co., Ltd.........................     5,086   11,457
    TXC Corp..............................................    82,411  110,546
    TYC Brother Industrial Co., Ltd.......................    42,654   21,295
   *Tycoons Group Enterprise..............................   127,354   25,024
   *Tyntek Corp...........................................    69,319   14,329
    TZE Shin International Co., Ltd.......................    34,980   16,566
    U-Ming Marine Transport Corp..........................    69,000  104,437
    Uni-President Enterprises Corp........................   102,702  209,480
    Unimicron Technology Corp.............................   314,356  288,513
   *Union Bank Of Taiwan..................................   231,237   88,597
    Unitech Printed Circuit Board Corp....................   157,629   59,023
    United Integrated Services Co., Ltd...................    29,000   28,216
    United Microelectronics Corp.......................... 1,407,453  629,530
   *Unity Opto Technology Co., Ltd........................    62,929   48,935
    Universal Cement Corp.................................    84,000   48,695
    Unizyx Holding Corp...................................   107,000   48,830
    UPC Technology Corp...................................   156,350   80,792
    USI Corp..............................................   195,518  139,694
    Vanguard International Semiconductor Corp.............   129,000  128,760
   *Via Technologies, Inc.................................    41,800   25,026
    Visual Photonics Epitaxy Co., Ltd.....................    49,300   56,954
    Vivotek, Inc..........................................     5,174   26,466
    Wafer Works Corp......................................    48,000   21,175
    Wah Hong Industrial Corp..............................     3,423    3,775
    Wah Lee Industrial Corp...............................    35,000   48,354
   *Walsin Lihwa Corp.....................................   805,000  235,492
   *Walsin Technology Corp................................   144,632   36,849
   *Walton Advanced Engineering, Inc......................    69,385   23,828
    Wan Hai Lines, Ltd....................................   226,557  121,190
    Ways Technical Corp., Ltd.............................     9,000   17,304

                                     1453

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
TAIWAN -- (Continued)
    Wei Chuan Foods Corp................................    71,000 $   131,235
    Wei Mon Industry Co., Ltd...........................    52,647      16,491
    Weikeng Industrial Co., Ltd.........................    27,300      18,610
    Well Shin Technology Co., Ltd.......................    15,000      27,172
    Weltrend Semiconductor..............................    29,000      16,330
    Win Semiconductors Corp.............................   107,000     115,730
   *Winbond Electronics Corp............................   869,000     191,383
  #*Wintek Corp.........................................   441,087     179,424
    Wisdom Marine Lines Co., Ltd........................    19,000      24,895
    Wistron Corp........................................   499,183     475,473
    Wistron NeWeb Corp..................................    35,446      54,904
    WPG Holdings, Ltd...................................   258,301     321,202
    WT Microelectronics Co., Ltd........................    65,518      71,113
    WUS Printed Circuit Co., Ltd........................    65,000      26,002
    Xxentria Technology Materials Corp..................    18,000      31,507
   *Yageo Corp..........................................   448,000     150,145
   *Yang Ming Marine Transport Corp.....................   349,558     148,595
    YC INOX Co., Ltd....................................    70,000      37,614
    YeaShin International Development Co., Ltd..........    25,000      21,740
    Yem Chio Co., Ltd...................................    69,771      53,738
    YFY, Inc............................................   272,344     132,923
    Yieh Phui Enterprise Co., Ltd.......................   202,930      60,210
    Young Fast Optoelectronics Co., Ltd.................    25,400      36,750
    Young Optics, Inc...................................     9,000      20,606
    Youngtek Electronics Corp...........................    25,000      55,507
    Yuanta Financial Holding Co., Ltd................... 1,025,246     534,725
    Yulon Motor Co., Ltd................................   207,223     334,365
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.....    16,000      42,763
    YungShin Global Holding Corp........................    39,000      57,511
    Yungtay Engineering Co., Ltd........................   104,000     251,016
    Zeng Hsing Industrial Co., Ltd......................     3,149      14,807
    Zenitron Corp.......................................    22,000      13,788
    Zhen Ding Technology Holding, Ltd...................    13,650      30,757
    Zig Sheng Industrial Co., Ltd.......................   137,172      45,452
    Zinwell Corp........................................    79,000      68,515
    Zippy Technology Corp...............................    12,000      10,507
                                                                   -----------
TOTAL TAIWAN............................................            56,538,122
                                                                   -----------
THAILAND -- (0.8%)
    Advanced Info Service PCL...........................    16,300     148,419
    Airports of Thailand PCL............................    55,800     317,329
    AJ Plast PCL........................................    42,900      14,528
    Amata Corp. PCL.....................................    77,000      41,575
    AP Thailand PCL.....................................   281,640      52,639
    Asia Plus Securities PCL............................   247,700      30,864
    Bangchak Petroleum PCL..............................   166,300     183,302
    Bangkok Aviation Fuel Services PCL..................    35,400      28,558
    Bangkok Bank PCL (6077019)..........................    48,000     320,511
    Bangkok Bank PCL (6368360)..........................    20,200     132,300
    Bangkok Chain Hospital PCL..........................    55,375      12,207
    Bangkok Dusit Medical Services PCL..................    50,300     235,430
    Bangkok Expressway PCL..............................   112,000     130,607
    Bangkok Life Assurance PCL..........................    56,000     105,559

                                     1454

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
THAILAND -- (Continued)
   *Bangkok Metro PCL.......................................   395,000 $ 14,008
    Bangkokland PCL......................................... 2,553,800  119,123
    Bank of Ayudhya PCL (6075949)...........................    70,100   83,426
    Bank of Ayudhya PCL (6359933)...........................   212,100  252,419
    Banpu PCL (6075864).....................................    12,600   92,990
    Banpu PCL (6368348).....................................    13,650  100,740
    BEC World PCL...........................................    65,200  128,109
    Big C Supercenter PCL...................................    46,100  285,732
    Bumrungrad Hospital PCL.................................    14,200   36,861
    CalComp Electronics Thailand PCL........................   387,500   34,912
    Central Pattana PCL.....................................   136,400  187,387
    Central Plaza Hotel PCL.................................   177,700  171,739
    CH Karnchang PCL........................................   152,300   89,044
    Charoen Pokphand Foods PCL..............................   253,500  226,773
    CP ALL PCL..............................................    36,100   41,232
    Delta Electronics Thailand PCL..........................   155,700  222,606
    Diamond Building Products PCL...........................    23,900    6,872
    DSG International Thailand PCL..........................    51,400   18,392
    Dynasty Ceramic PCL.....................................    31,800   59,943
    Eastern Water Resources Development and Management PCL..   230,000   94,792
    Electricity Generating PCL..............................    22,000   95,591
    Erawan Group PCL (The)..................................   152,700   18,929
    Esso Thailand PCL.......................................   313,000   69,500
   *GFPT PCL................................................   120,600   35,641
    Glow Energy PCL.........................................    46,000  100,671
   *GMM Grammy PCL..........................................    29,900   14,520
   *Golden Land Property Development PCL....................    40,700    9,947
    Hana Microelectronics PCL...............................    59,200   38,395
    Hemaraj Land and Development PCL........................ 1,110,400  117,071
    Home Product Center PCL.................................   204,479   77,088
    Indorama Ventures PCL...................................   281,100  159,859
    IRPC PCL................................................ 1,601,300  162,688
   *Italian-Thai Development PCL............................   621,100   93,264
    Jasmine International PCL...............................   543,900  144,229
    Kasikornbank PCL (6888794)..............................    26,900  160,712
    Kasikornbank PCL (6364766)..............................    28,100  163,842
    KGI Securities Thailand PCL.............................   120,600   10,866
    Khon Kaen Sugar Industry PCL............................   100,600   41,140
    Kiatnakin Bank PCL......................................    83,300  114,438
    Krung Thai Bank PCL.....................................   601,375  340,075
    Land and Houses PCL (6581930)...........................   212,200   69,829
    Land and Houses PCL (6581941)...........................   355,200  114,617
    Lanna Resources PCL.....................................    48,450   16,718
    LH Financial Group PCL..................................   790,600   34,605
    Loxley PCL..............................................   282,094   44,342
    LPN Development PCL.....................................   103,600   70,501
    Major Cineplex Group PCL................................    69,000   46,514
    MBK PCL.................................................    18,300   92,377
    MCOT PCL................................................    36,000   47,157
    Minor International PCL.................................   182,960  134,443
    Polyplex Thailand PCL...................................    37,600   12,974
    Precious Shipping PCL...................................   165,000   86,981
    Property Perfect PCL....................................   613,500   22,541

                                     1455

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                           --------- --------
THAILAND -- (Continued)
    Pruksa Real Estate PCL................................   168,300 $101,088
    PTT Exploration & Production PCL......................    65,285  325,382
    PTT Global Chemical PCL...............................   110,845  233,731
    PTT PCL (6420390).....................................    56,894  601,659
    PTT PCL (6420408).....................................    18,900  199,869
    Quality Houses PCL....................................   521,408   45,311
    Ratchaburi Electricity Generating Holding PCL.........    49,600   80,818
    Robinson Department Store PCL.........................    53,100   95,851
    Rojana Industrial Park PCL............................   149,500   42,032
    Saha-Union PCL........................................    20,600   26,819
   *Sahaviriya Steel Industries PCL.......................   741,840    9,006
    Samart Corp. PCL......................................    77,500   46,797
    Samart Telcoms PCL....................................    79,600   42,216
    Sansiri PCL...........................................   527,900   45,200
    SC Asset Corp PCL.....................................   299,812   37,357
    Siam Cement PCL.......................................    10,400  152,179
    Siam City Cement PCL..................................    13,200  180,498
    Siam Commercial Bank PCL (6889935)....................    15,700   79,503
    Siam Commercial Bank PCL (6363172)....................    30,100  152,423
    Siam Future Development PCL...........................   104,625   21,059
    Siam Global House PCL.................................    59,150   38,173
    Siam Makro PCL........................................    10,000  247,923
    Siamgas & Petrochemicals PCL..........................   130,200   42,429
    Sino Thai Engineering & Construction PCL..............    83,571   51,531
    SNC Former PCL........................................     8,800    6,776
    Somboon Advance Technology PCL........................    37,250   21,422
    Sri Trang Agro-Industry PCL (B05BPF7).................    14,300    5,574
    Sri Trang Agro-Industry PCL (B05BPH9).................   105,300   41,043
    Srithai Superware PCL.................................    37,200   24,840
    STP & I PCL...........................................    61,300  147,864
    Supalai PCL...........................................   222,900  110,382
   *Tata Steel Thailand PCL............................... 1,030,600   24,366
    Thai Airways International PCL (6888868)..............   105,000   76,150
    Thai Airways International PCL (6364971)..............    60,600   43,950
    Thai Oil PCL..........................................   156,100  304,220
   *Thai Reinsurance PCL..................................   345,900   52,603
    Thai Stanley Electric PCL.............................     9,600   76,064
    Thai Tap Water Supply PCL.............................   294,200  101,513
    Thai Union Frozen Products PCL........................    95,760  172,093
    Thai Vegetable Oil PCL................................    59,100   35,309
    Thaicom PCL...........................................   175,300  172,220
    Thanachart Capital PCL................................    94,500  101,142
   *Thoresen Thai Agencies PCL............................   127,666   62,405
    Ticon Industrial Connection PCL.......................    86,625   55,075
   *Tipco Asphalt PCL.....................................     7,400   13,003
    Tisco Financial Group PCL.............................    70,800   85,955
    TMB Bank PCL.......................................... 3,163,500  236,504
    Total Access Communication PCL........................   114,100  428,331
    Toyo-Thai Corp. PCL...................................    18,500   18,766
    TPI Polene PCL........................................   242,100   85,857
   *True Corp. PCL (6877071)..............................   540,290  135,504
   *True Corp. PCL (6363923)..............................   530,800  133,124
    Union Mosaic Industry PCL.............................    76,125   38,427

                                     1456

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
THAILAND -- (Continued)
    Univentures PCL........................................  39,200 $     9,831
    Vanachai Group PCL.....................................  41,100       3,729
    Vibhavadi Medical Center PCL...........................  87,600      29,107
    Vinythai PCL........................................... 124,200      45,633
    Workpoint Entertainment PCL............................   2,900       3,474
                                                                    -----------
TOTAL THAILAND.............................................          12,584,103
                                                                    -----------
TURKEY -- (0.5%)
    Adana Cimento Sanayii TAS Class A......................  12,989      27,197
    Akbank TAS.............................................  94,853     363,162
    Akcansa Cimento A.S....................................   9,502      53,344
   *Akenerji Elektrik Uretim A.S...........................  69,462      47,309
   *Akfen Holding A.S......................................  21,328      47,089
    Aksa Akrilik Kimya Sanayii.............................  22,500      85,610
    Aksigorta A.S..........................................  34,947      44,233
    Alarko Holding A.S.....................................  14,460      42,411
   *Albaraka Turk Katilim Bankasi A.S......................  85,750      80,992
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S....   1,996      53,815
   *Anadolu Anonim Tuerk Sigorta Sirketi...................  54,184      34,950
    Anadolu Cam Sanayii A.S................................  21,831      29,542
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.............   4,187      57,624
    Arcelik A.S............................................  38,968     259,687
    Aselsan Elektronik Sanayi Ve Ticaret A.S...............  28,662     130,140
   *Asya Katilim Bankasi A.S............................... 130,758     131,372
    Bagfas Bandirma Gubre Fabrik...........................   1,050      22,485
   *Baticim Bati Anadolu Cimento Sanayii A.S...............   8,723      27,924
    BIM Birlesik Magazalar A.S.............................   4,220      97,084
    Bizim Toptan Satis Magazalari A.S......................   2,396      35,734
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S..........   1,352      22,326
    Bursa Cimento Fabrikasi A.S............................   1,341       3,173
    Cimsa Cimento Sanayi VE Tica...........................  13,328      77,036
    Coca-Cola Icecek A.S...................................   4,509     126,702
   *Deva Holding A.S.......................................  41,856      44,043
   *Dogan Sirketler Grubu Holding A.S...................... 254,721     124,535
   *Dogan Yayin Holding A.S................................ 107,583      38,799
    Dogus Otomotiv Servis ve Ticaret A.S...................  22,522     127,960
    Eczacibasi Yatirim Holding Ortakligi A.S...............   5,004      15,627
    EGE Seramik Sanayi ve Ticaret A.S......................  19,423      23,069
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S................................  49,361      55,209
    Enka Insaat ve Sanayi A.S..............................  34,141      94,117
    Eregli Demir ve Celik Fabrikalari TAS.................. 325,511     322,849
    Ford Otomotiv Sanayi A.S...............................   9,472     135,895
    Global Yatirim Holding A.S.............................  67,511      47,862
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S....     901      24,005
    Goodyear Lastikleri TAS................................   1,597      37,303
   *GSD Holding............................................  50,000      34,873
   *Gubre Fabrikalari TAS..................................   5,433      42,655
   *Hurriyet Gazetecilik A.S...............................  31,589      12,192
   *Ihlas Holding A.S...................................... 197,201      84,048
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.............   4,454       8,857
   *Is Finansal Kiralama A.S...............................  27,329      13,845
   *Isiklar Yatirim Holding A.S............................  25,583       6,456
   *Izmir Demir Celik Sanayi A.S...........................  67,134      70,747

                                     1457

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
TURKEY -- (Continued)
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A...............................................  37,361 $   32,192
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B...............................................   9,370     15,695
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D............................................... 146,284     88,099
    Kartonsan Karton Sanayi ve Ticaret A.S.................     618     70,706
   *Kerevitas Gida Sanayi ve Ticaret A.S...................     440      8,821
    KOC Holding A.S........................................  49,633    218,864
   *Koza Anadolu Metal Madencilik Isletmeleri A.S..........  52,727     85,281
    Mardin Cimento Sanayii ve Ticaret A.S..................   5,073     11,256
   *Migros Ticaret A.S.....................................   6,594     69,570
    NET Holding A.S........................................   8,365     10,735
    Netas Telekomunikasyon A.S.............................  11,580     42,170
    Nuh Cimento Sanayi A.S.................................   9,068     52,919
    Otokar Otomotiv Ve Savunma Sanayi A.S..................   1,350     44,495
   *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S..   8,727     21,222
   *Petkim Petrokimya Holding A.S.......................... 113,021    157,550
    Pinar Entegre Et ve Un Sanayi A.S......................     487      1,776
    Pinar SUT Mamulleri Sanayii A.S........................   5,677     46,459
   *Polyester Sanayi A.S...................................  49,109     23,259
   *Sekerbank TAS..........................................  82,699     81,813
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S...............  33,531     33,005
   *TAT Konserve Sanayii A.S...............................  14,877     18,523
    TAV Havalimanlari Holding A.S..........................  18,112    113,205
    Tekfen Holding A.S.....................................  39,421    124,435
   *Tekstil Bankasi A.S....................................  35,952     31,835
    Tofas Turk Otomobil Fabrikasi A.S......................  14,097     93,144
    Trakya Cam Sanayi A.S..................................  76,989     99,414
    Tupras Turkiye Petrol Rafinerileri A.S.................   2,925     62,620
    Turcas Petrol A.S......................................  14,616     22,558
    Turk Hava Yollari...................................... 115,934    486,832
    Turk Traktor ve Ziraat Makineleri A.S..................     443     13,805
   *Turkcell Iletisim Hizmetleri A.S.......................   1,136      6,588
   *Turkcell Iletisim Hizmetleri A.S. ADR..................   9,157    133,601
    Turkiye Garanti Bankasi A.S............................ 120,159    468,933
    Turkiye Halk Bankasi A.S...............................  12,538     94,185
    Turkiye Is Bankasi..................................... 130,797    346,447
    Turkiye Sinai Kalkinma Bankasi A.S..................... 158,735    153,492
    Turkiye Sise ve Cam Fabrikalari A.S.................... 124,385    178,569
    Turkiye Vakiflar Bankasi Tao........................... 114,786    249,847
    Ulker Biskuvi Sanayi A.S...............................  18,064    122,002
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S................  14,500     21,082
   *Vestel Elektronik Sanayi ve Ticaret A.S................  24,328     26,290
   *Yapi Kredi Sigorta A.S.................................   4,410     41,979
    Yapi ve Kredi Bankasi A.S..............................  59,093    128,582
   *Zorlu Enerji Elektrik Uretim A.S.......................  29,476     20,014
                                                                    ----------
TOTAL TURKEY...............................................          7,439,756
                                                                    ----------
UNITED KINGDOM -- (14.5%)
    4imprint Group P.L.C...................................     532      4,463
    888 Holdings P.L.C.....................................  92,692    240,393
    A.G.BARR P.L.C.........................................  11,295     93,047
    Aberdeen Asset Management P.L.C........................ 128,290    750,878
    Acal P.L.C.............................................   3,957     15,287
    Admiral Group P.L.C....................................  10,338    220,733

                                     1458

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
UNITED KINGDOM -- (Continued)
   *Afren P.L.C........................................... 235,455 $   487,469
    African Barrick Gold P.L.C............................   6,634      11,426
   *Aga Rangemaster Group P.L.C...........................  23,457      33,124
    Aggreko P.L.C.........................................  12,598     341,524
    Alent P.L.C...........................................  67,651     377,626
    AMEC P.L.C............................................  51,061     836,523
    Amlin P.L.C........................................... 121,500     744,004
    Anglo American P.L.C.................................. 137,436   2,948,085
    Anglo Pacific Group P.L.C.............................   6,015      17,023
    Anglo-Eastern Plantations.............................     542       5,472
    Anite P.L.C...........................................  25,991      50,763
    Antofagasta P.L.C.....................................  31,331     420,294
    ARM Holdings P.L.C....................................  33,625     451,189
    ARM Holdings P.L.C. Sponsored ADR.....................   7,813     313,692
    Ashmore Group P.L.C...................................  27,484     154,975
    Ashtead Group P.L.C................................... 118,226   1,268,356
    Associated British Foods P.L.C........................  32,004     946,769
    AstraZeneca P.L.C. Sponsored ADR......................  53,810   2,729,243
    Aveva Group PLC.......................................   1,660      60,723
    Aviva P.L.C........................................... 343,977   1,940,855
    Aviva P.L.C. Sponsored ADR............................  18,334     208,641
    AZ Electronic Materials SA............................  12,705      59,087
    Babcock International Group P.L.C.....................  53,786     962,540
    BAE Systems P.L.C..................................... 258,138   1,750,625
    Balfour Beatty P.L.C.................................. 137,860     517,036
    Barclays P.L.C........................................ 504,400   2,203,715
    Barclays P.L.C. Sponsored ADR......................... 111,672   1,952,027
   *Barratt Developments P.L.C............................ 247,397   1,226,398
    BBA Aviation P.L.C.................................... 117,727     537,440
    Beazley P.L.C......................................... 122,034     409,789
    Bellway P.L.C.........................................  27,351     573,980
    Berendsen P.L.C.......................................  34,244     425,785
    Berkeley Group Holdings P.L.C.........................  25,003     858,841
    Betfair Group P.L.C...................................   5,713      79,853
    BG Group P.L.C........................................ 166,741   3,006,701
    BHP Billiton P.L.C....................................  16,423     470,099
    BHP Billiton P.L.C. ADR...............................  28,708   1,640,375
    Bodycote P.L.C........................................  47,828     450,246
    Booker Group P.L.C.................................... 153,447     308,363
    Bovis Homes Group P.L.C...............................  32,015     389,553
    BP P.L.C..............................................   1,306       9,023
    BP P.L.C. Sponsored ADR............................... 247,664  10,263,196
    Braemar Shipping Services P.L.C.......................     660       4,324
    Brammer P.L.C.........................................  10,094      60,384
    Brewin Dolphin Holdings P.L.C.........................  51,357     198,662
    British American Tobacco P.L.C........................  12,488     666,194
    British American Tobacco P.L.C. Sponsored ADR.........   2,728     290,532
    British Polythene Industries P.L.C....................      52         471
    British Sky Broadcasting Group P.L.C. Sponsored ADR...   4,853     243,718
    Britvic P.L.C.........................................  21,967     181,647
    BT Group P.L.C........................................ 112,078     579,912
    BT Group P.L.C. Sponsored ADR.........................  17,500     905,100
   *BTG P.L.C.............................................  50,010     288,408

                                     1459

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
UNITED KINGDOM -- (Continued)
    Bunzl P.L.C...........................................  35,708 $  766,486
    Burberry Group P.L.C..................................  26,952    628,270
    Bwin.Party Digital Entertainment P.L.C................ 118,209    250,745
    Cable & Wireless Communications P.L.C................. 252,269    155,275
   *Cairn Energy P.L.C....................................  88,138    360,697
    Cape P.L.C............................................  18,329     70,761
    Capita P.L.C..........................................  24,608    390,925
    Capital & Counties Properties P.L.C...................  14,668     80,681
   *Capital & Regional P.L.C..............................  19,615     10,473
    Carillion P.L.C.......................................  96,286    436,739
    Carnival P.L.C........................................  14,078    541,920
    Carnival P.L.C. ADR...................................   5,490    211,694
    Castings P.L.C........................................   1,976     12,659
    Catlin Group, Ltd.....................................  95,519    734,454
   *Centamin P.L.C........................................ 152,635     86,996
    Centrica P.L.C........................................ 179,508  1,067,208
    Charles Stanley Group P.L.C...........................     382      2,472
    Chemring Group P.L.C..................................  38,846    181,752
    Chesnara P.L.C........................................  16,414     64,569
    Chime Communications P.L.C............................   5,226     22,496
    Cineworld Group P.L.C.................................  19,143    109,223
    Clarkson P.L.C........................................       4        114
    Close Brothers Group P.L.C............................  34,717    549,738
    Cobham P.L.C.......................................... 210,964    924,249
    Coca-Cola HBC AG ADR..................................  23,155    602,262
   *Colt Group SA.........................................  72,539    114,255
    Communisis P.L.C......................................   1,165      1,195
    Compass Group P.L.C...................................  67,952    929,030
    Computacenter P.L.C...................................  17,877    132,154
    Consort Medical P.L.C.................................   5,759     69,179
    Costain Group P.L.C...................................   7,600     32,144
    Cranswick P.L.C.......................................  10,799    189,289
    Croda International P.L.C.............................  10,466    399,733
    CSR P.L.C.............................................  49,128    424,992
    Daily Mail & General Trust P.L.C......................  38,240    469,907
    Dairy Crest Group P.L.C...............................  31,624    245,499
    Darty P.L.C...........................................  78,383     92,234
    DCC P.L.C.............................................  16,837    683,103
    De La Rue P.L.C.......................................  16,121    242,299
    Debenhams P.L.C....................................... 311,419    513,648
    Dechra Pharmaceuticals P.L.C..........................   6,758     70,321
    Development Securities P.L.C..........................  21,496     65,426
    Devro P.L.C...........................................  32,535    154,797
    Diageo P.L.C..........................................  11,221    351,653
    Diageo P.L.C. Sponsored ADR...........................   3,600    451,188
    Dialight P.L.C........................................   1,657     27,731
    Dignity P.L.C.........................................   5,273    118,517
    Diploma P.L.C.........................................  23,973    210,290
   *Dixons Retail P.L.C................................... 736,325    507,930
    Domino Printing Sciences P.L.C........................  20,629    198,947
    Domino's Pizza Group P.L.C............................   5,403     46,906
    Drax Group P.L.C......................................  95,383    931,842
    DS Smith P.L.C........................................ 213,877    842,193

                                     1460

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
UNITED KINGDOM -- (Continued)
    E2V Technologies P.L.C................................  21,031 $    42,477
    easyJet P.L.C.........................................  35,052     753,333
    Electrocomponents P.L.C...............................  77,298     289,504
    Elementis P.L.C.......................................  78,622     299,589
   *EnQuest P.L.C......................................... 158,782     299,059
   *Enterprise Inns P.L.C................................. 127,267     249,991
   *Essar Energy P.L.C....................................  55,345     111,873
    Eurasian Natural Resources Corp. P.L.C................  40,028     132,767
    Euromoney Institutional Investor P.L.C................  10,525     170,489
    Evraz P.L.C...........................................  26,252      37,451
   *Exillon Energy P.L.C..................................   3,012       6,448
    Experian P.L.C........................................  51,677     968,997
    F&C Asset Management P.L.C............................ 103,600     157,768
    Fenner P.L.C..........................................  44,556     233,132
    Ferrexpo P.L.C........................................  39,241     101,074
    Fiberweb P.L.C........................................  12,095      13,323
    Fidessa Group P.L.C...................................   2,349      71,550
    Filtrona P.L.C........................................  45,981     542,464
   *Findel P.L.C..........................................   9,252      28,743
    Firstgroup P.L.C...................................... 266,267     405,557
    Fortune Oil P.L.C..................................... 115,186      13,555
    Fresnillo P.L.C.......................................   4,140      65,013
    Fuller Smith & Turner P.L.C...........................   1,188      17,009
    G4S P.L.C............................................. 249,405     858,254
    Galliford Try P.L.C...................................  18,127     274,754
   *Gem Diamonds, Ltd.....................................  22,136      47,352
    Genus P.L.C...........................................  11,662     244,076
    GKN P.L.C............................................. 294,985   1,568,816
    GlaxoSmithKline P.L.C. Sponsored ADR..................  22,100   1,126,216
    Glencore Xstrata P.L.C................................ 553,539   2,337,678
    Go-Ahead Group P.L.C..................................   6,307     151,838
    Greencore Group P.L.C................................. 118,608     265,020
    Greene King P.L.C.....................................  50,527     672,300
    Greggs P.L.C..........................................  20,903     137,689
    Halfords Group P.L.C..................................  42,888     239,769
    Halma P.L.C...........................................  56,059     474,210
   *Hardy Oil & Gas P.L.C.................................  11,545      16,880
    Hargreaves Lansdown P.L.C.............................  12,626     188,331
    Hays P.L.C............................................  99,275     155,856
    Headlam Group P.L.C...................................   8,095      47,351
    Helical Bar P.L.C.....................................  26,244     119,292
   #Henderson Group P.L.C................................. 203,613     507,181
   *Heritage Oil P.L.C....................................  20,575      51,805
    Hikma Pharmaceuticals P.L.C...........................  26,506     447,876
    Hill & Smith Holdings P.L.C...........................  16,930     112,833
    Hiscox, Ltd...........................................  81,017     802,338
    Hochschild Mining P.L.C...............................  26,850      71,637
    Hogg Robinson Group P.L.C.............................   5,845       6,466
    Home Retail Group P.L.C............................... 227,236     520,556
    Homeserve P.L.C.......................................  43,862     176,497
    Howden Joinery Group P.L.C............................  68,123     299,735
    HSBC Holdings P.L.C................................... 341,216   3,873,980
    HSBC Holdings P.L.C. Sponsored ADR.................... 223,003  12,655,420

                                     1461

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Hunting P.L.C........................................    30,090 $  378,498
    Huntsworth P.L.C.....................................    53,480     47,789
    Hyder Consulting P.L.C...............................     2,420     17,396
    ICAP P.L.C...........................................   100,833    623,436
    IG Group Holdings P.L.C..............................    39,073    342,728
   *Imagination Technologies Group P.L.C.................    28,730    102,617
    IMI P.L.C............................................    39,971    834,873
    Imperial Tobacco Group P.L.C.........................    45,625  1,531,401
    Inchcape P.L.C.......................................   101,797    883,195
    Informa P.L.C........................................   130,798  1,044,806
    Inmarsat P.L.C.......................................    70,060    729,009
   *Innovation Group P.L.C...............................   146,355     64,558
    InterContinental Hotels Group P.L.C. ADR.............    13,160    380,456
   *International Consolidated Airlines Group SA
     (B5282K0)...........................................    10,448     46,344
   *International Consolidated Airlines Group SA
     (B5M6XQ7)...........................................   239,765  1,060,275
   *International Ferro Metals, Ltd......................    99,556     15,286
    Interserve P.L.C.....................................    36,274    281,639
    Intertek Group P.L.C.................................     6,743    310,442
    Invensys P.L.C.......................................    50,344    381,406
    Investec P.L.C.......................................   142,484    953,307
   *IP Group P.L.C.......................................    44,726     98,136
    ITE Group P.L.C......................................    13,684     59,104
    ITV P.L.C............................................   517,943  1,332,118
    J Sainsbury P.L.C....................................   170,874  1,023,968
    James Fisher & Sons P.L.C............................     7,969    127,069
    Jardine Lloyd Thompson Group P.L.C...................    10,609    144,252
    JD Sports Fashion P.L.C..............................     4,648     65,033
    JD Wetherspoon P.L.C.................................    23,870    258,719
   *JKX Oil & Gas P.L.C..................................    20,803     20,183
    John Menzies P.L.C...................................    16,607    186,311
    John Wood Group P.L.C................................    69,512    954,421
    Johnson Matthey P.L.C................................    22,528    972,057
   *Johnston Press P.L.C.................................    11,897      2,935
    Jupiter Fund Management P.L.C........................    50,699    250,240
    Kazakhmys P.L.C......................................    47,811    189,898
    Kcom Group P.L.C.....................................    56,484     71,333
    Keller Group P.L.C...................................    16,079    271,580
    Kier Group P.L.C.....................................     5,704    128,816
    Kingfisher P.L.C.....................................   398,044  2,408,161
   *Kofax P.L.C..........................................    12,460     65,230
    Ladbrokes P.L.C......................................   106,544    345,179
    Laird P.L.C..........................................    63,232    185,612
   *Lamprell P.L.C.......................................    37,039     81,657
    Lancashire Holdings, Ltd.............................    38,207    468,484
    Laura Ashley Holdings P.L.C..........................    51,893     20,089
    Lavendon Group P.L.C.................................    42,045    108,437
    Legal & General Group P.L.C..........................   989,741  2,904,432
   *Lloyds Banking Group P.L.C........................... 1,554,282  1,618,266
   *Lloyds Banking Group P.L.C. ADR......................   432,625  1,804,046
    London Stock Exchange Group P.L.C....................    31,289    746,634
   *Lonmin P.L.C.........................................   114,680    544,428
    Lookers P.L.C........................................    41,204     76,380
    Low & Bonar P.L.C....................................    44,867     46,078

                                     1462

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
UNITED KINGDOM -- (Continued)
    Man Group P.L.C....................................... 458,309 $  557,561
    Management Consulting Group P.L.C.....................  25,041     10,093
    Marks & Spencer Group P.L.C........................... 181,594  1,327,874
    Marshalls P.L.C.......................................  34,860     80,983
    Marston's P.L.C....................................... 150,656    356,088
    McBride P.L.C.........................................  42,318     83,547
    Mears Group P.L.C.....................................  16,241     99,238
    Mecom Group P.L.C.....................................   5,459      3,320
    Meggitt P.L.C......................................... 140,002  1,167,426
    Melrose Industries P.L.C.............................. 280,105  1,203,148
    Michael Page International P.L.C......................  20,330    138,368
    Micro Focus International P.L.C.......................   5,027     60,775
    Millennium & Copthorne Hotels P.L.C...................  40,602    341,927
   *Mitchells & Butlers P.L.C.............................  47,161    299,058
    Mitie Group P.L.C.....................................  74,055    305,158
    Mondi P.L.C...........................................  82,612  1,230,946
    Moneysupermarket.com Group P.L.C......................  76,979    211,199
    Morgan Advanced Materials P.L.C.......................  65,486    304,443
    Morgan Sindall Group P.L.C............................   7,261     74,250
   *Mothercare P.L.C......................................  19,114    121,015
    N Brown Group P.L.C...................................  29,289    230,561
    National Express Group P.L.C.......................... 108,992    420,776
    National Grid P.L.C...................................   3,445     41,172
    National Grid P.L.C. Sponsored ADR....................  17,429  1,038,594
    New World Resources P.L.C. Class A....................   5,481      4,578
    Next P.L.C............................................  12,985    985,561
    Northgate P.L.C.......................................  22,554    133,811
    Novae Group P.L.C.....................................  10,009     73,778
   *Ocado Group P.L.C.....................................  25,424    118,951
    Old Mutual P.L.C...................................... 633,171  1,869,953
    Oxford Instruments P.L.C..............................   5,840    127,179
    Pace P.L.C............................................  58,128    275,756
    PayPoint P.L.C........................................   4,568     75,655
    Pearson P.L.C.........................................   3,121     64,076
    Pearson P.L.C. Sponsored ADR..........................  66,750  1,369,710
    Pendragon P.L.C....................................... 223,487     93,462
    Pennon Group P.L.C....................................  53,687    567,794
    Persimmon P.L.C.......................................  70,131  1,318,019
   *Petra Diamonds, Ltd...................................  60,663    110,569
    Petrofac, Ltd.........................................   9,303    185,612
    Petropavlovsk P.L.C...................................  39,537     53,340
    Phoenix Group Holdings................................  12,461    139,197
    Phoenix IT Group, Ltd.................................   2,221      5,256
    Photo-Me International P.L.C..........................  39,461     56,078
    Premier Farnell P.L.C.................................  42,543    146,677
   *Premier Foods P.L.C...................................  53,326     70,706
    Premier Oil P.L.C..................................... 116,002    637,849
    Provident Financial P.L.C.............................   8,011    205,680
    Prudential P.L.C...................................... 133,912  2,378,251
    Prudential P.L.C. ADR.................................  39,541  1,406,869
   *Punch Taverns P.L.C................................... 158,338     31,213
   *PV Crystalox Solar P.L.C..............................  38,917      6,744
    PZ Cussons P.L.C......................................  32,090    192,383

                                     1463

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
UNITED KINGDOM -- (Continued)
    QinetiQ Group P.L.C................................... 141,445 $   398,351
   *Quintain Estates & Development P.L.C..................  67,330      89,820
    Randgold Resources, Ltd...............................   1,838     135,417
    Raven Russia, Ltd.....................................  23,171      24,767
    Reckitt Benckiser Group P.L.C.........................  10,751     765,370
   *Redrow P.L.C..........................................  69,547     260,134
    Reed Elsevier P.L.C. Sponsored ADR....................   6,110     316,620
    Regus P.L.C........................................... 126,840     356,600
    Renishaw P.L.C........................................   5,546     132,377
    Rentokil Initial P.L.C................................ 241,412     358,972
    Resolution, Ltd....................................... 351,443   1,729,489
    Restaurant Group P.L.C. (The).........................  26,063     209,244
    Rexam P.L.C........................................... 164,026   1,226,945
    Ricardo P.L.C.........................................  11,315      74,796
    Rightmove P.L.C.......................................  10,807     399,696
    Rio Tinto P.L.C.......................................  18,769     844,610
   #Rio Tinto P.L.C. Sponsored ADR........................  39,232   1,765,048
    RM P.L.C..............................................  12,287      15,701
    Robert Walters P.L.C..................................  18,804      67,065
    Rolls-Royce Holdings P.L.C............................ 111,335   1,985,002
    Rotork P.L.C..........................................   6,805     274,585
   *Royal Bank of Scotland Group P.L.C.................... 102,482     494,886
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.....  19,222     185,300
    Royal Dutch Shell P.L.C. ADR (780259206)..............  27,864   1,904,504
    Royal Dutch Shell P.L.C. ADR (780259107).............. 185,909  13,175,371
    Royal Dutch Shell P.L.C. Class A......................   3,748     127,886
    Royal Dutch Shell P.L.C. Class B......................  59,695   2,111,436
    RPC Group P.L.C.......................................  36,380     254,511
    RPS Group P.L.C.......................................  55,957     192,666
    RSA Insurance Group P.L.C............................. 925,015   1,762,015
    SABMiller P.L.C.......................................  28,245   1,384,449
    Sage Group P.L.C. (The)............................... 217,428   1,158,997
   *Salamander Energy P.L.C...............................  51,404      93,095
    Savills P.L.C.........................................  30,035     288,326
    Schroders P.L.C. (0239581)............................   9,829     286,619
    Schroders P.L.C. (0240549)............................  20,241     753,782
    SDL P.L.C.............................................  19,688      99,610
    Senior P.L.C.......................................... 102,206     413,461
    Serco Group P.L.C.....................................  42,024     401,852
    Severfield-Rowen P.L.C................................  55,690      47,584
    Severn Trent P.L.C....................................  18,370     494,773
    Shanks Group P.L.C.................................... 101,554     135,796
    Shire P.L.C...........................................   1,862      67,929
    Shire P.L.C. ADR......................................   3,900     426,465
    SIG P.L.C............................................. 136,295     376,733
    Smith & Nephew P.L.C..................................   6,969      83,033
    Smith & Nephew P.L.C. Sponsored ADR...................   6,600     392,370
    Smiths Group P.L.C....................................  26,800     563,680
    Smiths News P.L.C.....................................  38,588     100,174
   *Soco International P.L.C..............................  48,134     269,216
   *Southern Cross Healthcare Group P.L.C.................  27,892          --
    Spectris P.L.C........................................  20,943     670,657
    Speedy Hire P.L.C.....................................  86,930      78,067

                                     1464

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
UNITED KINGDOM -- (Continued)
    Spirax-Sarco Engineering P.L.C........................   9,039 $   393,769
    Spirent Communications P.L.C..........................  84,310     169,438
    Spirit Pub Co. P.L.C.................................. 158,338     187,423
   *Sports Direct International P.L.C.....................  38,350     384,310
    SSE P.L.C.............................................  57,622   1,379,444
    St Ives P.L.C.........................................  10,444      26,020
    St James's Place P.L.C................................  31,254     293,433
    ST Modwen Properties P.L.C............................  38,644     185,481
    Stagecoach Group P.L.C................................  69,754     354,761
    Standard Chartered P.L.C.............................. 170,094   3,945,111
    Standard Life P.L.C................................... 380,824   2,199,149
    Sthree P.L.C..........................................  10,289      53,967
   *SuperGroup P.L.C......................................   5,121      83,933
    Synergy Health P.L.C..................................  14,056     237,549
    Synthomer P.L.C.......................................  33,145      99,286
    TalkTalk Telecom Group P.L.C..........................  79,276     298,148
    Tate & Lyle P.L.C.....................................  66,559     850,252
    Taylor Wimpey P.L.C................................... 741,551   1,202,153
    Telecity Group P.L.C..................................  21,324     288,106
    Telecom Plus P.L.C....................................   5,150     103,363
    Tesco P.L.C........................................... 713,147   3,986,443
   *Thomas Cook Group P.L.C............................... 262,169     610,856
    Topps Tiles P.L.C.....................................  17,420      23,161
    Travis Perkins P.L.C..................................  52,171   1,349,946
   *Trinity Mirror P.L.C..................................  74,301     130,543
    TT electronics P.L.C..................................  33,119      86,061
    TUI Travel P.L.C...................................... 105,022     609,967
    Tullett Prebon P.L.C..................................  58,399     295,532
    Tullow Oil P.L.C......................................  28,875     456,765
    UBM P.L.C.............................................  37,493     406,155
    Ultra Electronics Holdings P.L.C......................   6,518     179,998
    Unilever P.L.C........................................     294      11,939
    Unilever P.L.C. Sponsored ADR.........................  10,600     430,678
    Unite Group P.L.C.....................................  37,795     225,011
    United Drug P.L.C.....................................  68,807     368,023
    United Utilities Group P.L.C..........................  53,529     587,105
    United Utilities Group P.L.C. ADR.....................     154       3,397
   *Vectura Group P.L.C...................................  49,345      70,803
    Vedanta Resources P.L.C...............................  28,255     500,216
    Vesuvius P.L.C........................................  67,651     437,821
    Victrex P.L.C.........................................   5,665     129,997
    Vitec Group P.L.C. (The)..............................   9,130      79,208
    Vodafone Group P.L.C..................................  13,189      39,502
    Vodafone Group P.L.C. Sponsored ADR................... 343,133  10,276,833
    Volex P.L.C...........................................   1,054       1,532
    Weir Group P.L.C. (The)...............................  28,894     945,303
    WH Smith P.L.C........................................  15,166     179,465
    Whitbread P.L.C.......................................  31,334   1,541,054
    William Hill P.L.C.................................... 173,966   1,287,225
   *Wincanton P.L.C.......................................  14,780      16,927
    WM Morrison Supermarkets P.L.C........................ 275,095   1,210,830
   *Wolfson Microelectronics P.L.C........................  35,460      82,376
    Wolseley P.L.C........................................  48,601   2,326,766

                                     1465

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                         ------- --------------
UNITED KINGDOM -- (Continued)
    Wolseley P.L.C. ADR.................................     956 $        4,598
    WPP P.L.C...........................................  34,286        619,003
    WPP P.L.C. Sponsored ADR............................  20,117      1,812,341
    WS Atkins P.L.C.....................................  10,816        190,723
    Xchanging P.L.C.....................................  53,555        109,569
                                                                 --------------
TOTAL UNITED KINGDOM....................................            232,034,627
                                                                 --------------
UNITED STATES -- (0.1%)
    ASML Holding NV.....................................   9,664        868,748
   *McEwen Mining - Minera Andes Andes Acquisition
     Corp...............................................  19,800         39,712
                                                                 --------------
TOTAL UNITED STATES.....................................                908,460
                                                                 --------------
TOTAL COMMON STOCKS.....................................          1,531,580,130
                                                                 --------------
PREFERRED STOCKS -- (0.4%)
BRAZIL -- (0.3%)
    AES Tiete SA........................................  12,900        127,510
    Alpargatas SA.......................................  13,552         83,224
    Banco ABC Brasil SA.................................  10,913         57,403
    Banco Bradesco SA...................................  40,440        491,020
    Banco Daycoval SA...................................  11,200         39,864
    Banco do Estado do Rio Grande do Sul SA Class B.....  36,850        246,167
    Banco Industrial e Comercial SA.....................  13,600         21,938
   *Banco Panamericano SA...............................  32,000         85,002
    Banco Pine SA.......................................   4,356         19,552
   *Braskem SA Class A..................................  14,800        114,048
    Centrais Eletricas Brasileiras SA Class B...........  28,900        105,397
   *Centrais Eletricas de Santa Catarina SA.............   2,600         21,768
    Cia Brasileira de Distribuicao Grupo Pao de Acucar..   2,800        124,195
    Cia de Gas de Sao Paulo Class A.....................   2,800         68,424
    Cia de Saneamento do Parana.........................     200            551
    Cia de Transmissao de Energia Eletrica Paulista.....   2,600         38,635
    Cia Energetica de Minas Gerais......................   6,012         54,968
    Cia Energetica de Sao Paulo Class B.................  12,900        113,600
    Cia Energetica do Ceara Class A.....................   5,000         89,640
    Cia Ferro Ligas da Bahia - Ferbasa..................  11,500         60,843
    Cia Paranaense de Energia...........................   2,305         28,250
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA..........................................  14,146         37,886
    Eucatex SA Industria e Comercio.....................   4,600         12,199
    Gerdau SA...........................................   8,687         55,556
   *Gol Linhas Aereas Inteligentes SA...................   9,600         32,907
   *Inepar SA Industria e Construcoes...................  14,900          8,360
    Itau Unibanco Holding SA............................  70,550        901,146
    Klabin SA........................................... 103,100        500,733
    Lojas Americanas SA.................................  25,928        180,820
    Marcopolo SA........................................  45,300        257,144
    Oi SA...............................................   4,430          8,136
    Parana Banco SA.....................................  12,000         64,699
    Petroleo Brasileiro SA..............................  50,100        357,740
    Randon Participacoes SA.............................  26,400        136,435
    Saraiva SA Livreiros Editores.......................   5,100         65,948
    Suzano Papel e Celulose SA Class A..................  60,125        205,042

                                     1466

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
BRAZIL -- (Continued)
    Unipar Participacoes SA Class B....................... 143,600 $   28,325
   *Usinas Siderurgicas de Minas Gerais SA Class A........  87,405    333,705
                                                                   ----------
TOTAL BRAZIL..............................................          5,178,780
                                                                   ----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B.......................  17,884     93,970
                                                                   ----------
COLOMBIA -- (0.0%)
    Banco Davivienda SA...................................   6,782     82,612
                                                                   ----------
FRANCE -- (0.0%)
   *Valneva SE............................................   1,383        441
                                                                   ----------
GERMANY -- (0.1%)
    Porsche Automobil Holding SE..........................  12,175  1,032,279
                                                                   ----------
TOTAL PREFERRED STOCKS....................................          6,388,082
                                                                   ----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *ALS Ltd/Queensland Rights 08/12/13....................   4,148      2,572
                                                                   ----------
AUSTRIA -- (0.0%)
   *Intercell AG Rights...................................   4,255        396
                                                                   ----------
FRANCE -- (0.0%)
   *Groupe Fnac Rights 08/08/13...........................       4         11
                                                                   ----------
GREECE -- (0.0%)
   *National Bank of Greece SA Warrants 12/26/17..........  28,134     25,751
                                                                   ----------
HONG KONG -- (0.0%)
   *Cheuk Nang Holdings, Ltd. Warrants 06/24/14...........     400        122
   *New Hotel Rights 06/11/13.............................   6,130         --
                                                                   ----------
TOTAL HONG KONG...........................................                122
                                                                   ----------
ISRAEL -- (0.0%)
   *Africa Israel Investments, Ltd. Warrants 10/31/13.....   3,121        146
   *Clal Biotechnology Industries, Ltd. Warrants 05/08/14.   1,050        274
   *Tower Semiconductor, Ltd. Warrants 06/27/17...........     450        263
                                                                   ----------
TOTAL ISRAEL..............................................                683
                                                                   ----------
ITALY -- (0.0%)
  #*Prelios SpA Rights 08/08/13...........................  16,384         46
                                                                   ----------
POLAND -- (0.0%)
   *Polimex-Mostostal SA Rights........................... 147,517         --
                                                                   ----------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 08/02/13.................... 700,333    155,112
   *CaixaBank SA Rights 08/19/13.......................... 164,340     11,588
   *Zardoya Otis SA Rights 08/05/13.......................   6,069      3,536
                                                                   ----------
TOTAL SPAIN...............................................            170,236
                                                                   ----------
THAILAND -- (0.0%)
   *Bangkokland PCL Warrants 06/24/14..................... 859,864      9,890

                                     1467

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE++
                                                       ---------- --------------
THAILAND -- (Continued)
   *Italian-Thai Development PCL Rights 08/09/13......     98,755 $        5,364
                                                                  --------------
TOTAL THAILAND........................................                    15,254
                                                                  --------------
TOTAL RIGHTS/WARRANTS.................................                   215,071
                                                                  --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)       VALUE+
                                                       ---------- --------------
SECURITIES LENDING COLLATERAL -- (3.9%)
  (S)@DFA Short Term Investment Fund..................  5,358,686     62,000,000
     @Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.10%, 08/01/13
      (Collateralized by $347,884 FNMA, rates
      ranging from 4.500% to 6.000%, maturities
      ranging from 01/01/40 to 05/01/42, valued at
      $223,216) to be repurchased at $218,840......... $      219        218,839
                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL...................                62,218,839
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,366,997,597)^^.            $1,600,402,122
                                                                  ==============

                                     1468

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia.................... $  2,004,669 $ 70,402,575   --    $ 72,407,244
   Austria......................           --    5,843,638   --       5,843,638
   Belgium......................    2,082,731   13,849,653   --      15,932,384
   Brazil.......................   30,951,728           --   --      30,951,728
   Canada.......................  109,265,644        7,835   --     109,273,479
   Chile........................    5,623,550           --   --       5,623,550
   China........................    7,511,440   61,730,003   --      69,241,443
   Colombia.....................    1,196,141           --   --       1,196,141
   Czech Republic...............           --    1,138,911   --       1,138,911
   Denmark......................    1,548,490   12,527,956   --      14,076,446
   Egypt........................           --       75,169   --          75,169
   Finland......................      255,846   16,769,594   --      17,025,440
   France.......................    9,593,329   80,100,934   --      89,694,263
   Germany......................    9,613,627   64,427,679   --      74,041,306
   Greece.......................      178,521    2,486,033   --       2,664,554
   Hong Kong....................       23,897   30,110,693   --      30,134,590
   Hungary......................       28,870    1,140,789   --       1,169,659
   India........................    1,178,943   19,815,064   --      20,994,007
   Indonesia....................      270,687   11,269,641   --      11,540,328
   Ireland......................    1,511,244    5,129,733   --       6,640,977
   Israel.......................    2,087,930    6,059,882   --       8,147,812
   Italy........................    2,364,738   22,469,795   --      24,834,533
   Japan........................   16,667,597  229,735,824   --     246,403,421
   Malaysia.....................      106,367   14,483,118   --      14,589,485
   Mexico.......................   21,636,665           --   --      21,636,665
   Netherlands..................    7,740,113   22,818,697   --      30,558,810
   New Zealand..................       23,423    3,474,003   --       3,497,426
   Norway.......................    1,206,438   11,383,021   --      12,589,459
   Peru.........................      402,898           --   --         402,898
   Philippines..................       70,480    7,115,186   --       7,185,666
   Poland.......................       12,271    5,798,021   --       5,810,292
   Portugal.....................           --    3,605,933   --       3,605,933
   Russia.......................      684,574    6,547,165   --       7,231,739
   Singapore....................        5,939   18,211,430   --      18,217,369
   South Africa.................    2,929,447   20,843,908   --      23,773,355
   South Korea..................    4,229,331   57,876,718   --      62,106,049
   Spain........................    4,315,034   23,399,857   --      27,714,891
   Sweden.......................    3,105,925   36,245,448   --      39,351,373
   Switzerland..................   16,501,789   68,250,840   --      84,752,629
   Taiwan.......................      322,851   56,215,271   --      56,538,122
   Thailand.....................   12,584,103           --   --      12,584,103
   Turkey.......................      133,601    7,306,155   --       7,439,756
   United Kingdom...............   70,286,504  161,748,123   --     232,034,627
   United States................      908,460           --   --         908,460
Preferred Stocks
   Brazil.......................    5,178,780           --   --       5,178,780
   Chile........................       93,970           --   --          93,970
   Colombia.....................       82,612           --   --          82,612
   France.......................          441           --   --             441
   Germany......................           --    1,032,279   --       1,032,279
Rights/Warrants
   Australia....................           --        2,572   --           2,572
   Austria......................           --          396   --             396
   France.......................           --           11   --              11
   Greece.......................           --       25,751   --          25,751
   Hong Kong....................           --          122   --             122

                                     1469

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
   Israel...................           --            683   --               683
   Italy....................           --             46   --                46
   Poland...................           --             --   --                --
   Spain....................           --        170,236   --           170,236
   Thailand.................           --         15,254   --            15,254
Securities Lending
  Collateral................           --     62,218,839   --        62,218,839
                             ------------ --------------   --    --------------
TOTAL....................... $356,521,638 $1,243,880,484   --    $1,600,402,122
                             ============ ==============   ==    ==============

                                     1470

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company......................................... $72,091,915
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $62,944,141)^^.......................................... $72,091,915
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1471

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (66.9%)
Consumer Discretionary -- (9.5%)...............................
   *1-800-Flowers.com, Inc. Class A............................  6,817 $ 44,856
   #AH Belo Corp. Class A......................................  5,125   38,438
  #*ALCO Stores, Inc...........................................  1,100   15,532
   #Ambassadors Group, Inc.....................................    113      411
  #*America's Car-Mart, Inc....................................  1,412   61,111
   #American Greetings Corp. Class A...........................  3,700   70,448
   #Ark Restaurants Corp.......................................    411    8,652
  #*Ascent Capital Group, Inc. Class A.........................  1,823  141,665
  #*Ballantyne Strong, Inc.....................................  3,604   14,776
  #*Barnes & Noble, Inc........................................ 11,200  199,920
   #Bassett Furniture Industries, Inc..........................  2,400   38,232
   #Beasley Broadcasting Group, Inc. Class A...................  1,850   14,856
  #*Beazer Homes USA, Inc......................................  2,866   49,267
   #bebe stores, Inc........................................... 14,633   87,505
   #Belo Corp. Class A......................................... 12,948  184,638
    Big 5 Sporting Goods Corp..................................    547   11,088
  #*Biglari Holdings, Inc......................................    310  129,134
   #Bob Evans Farms, Inc.......................................  6,934  352,386
   #Bon-Ton Stores, Inc. (The).................................  1,576   29,723
  #*Books-A-Million, Inc.......................................  2,707    6,713
   #Bowl America, Inc. Class A.................................    120    1,665
  #*Boyd Gaming Corp........................................... 10,794  143,668
  #*Bridgepoint Education, Inc.................................    207    3,337
   #Brown Shoe Co., Inc........................................ 10,800  256,716
   *Build-A-Bear Workshop, Inc.................................  4,475   31,817
  #*Cabela's, Inc..............................................  6,249  428,931
   *Cache, Inc.................................................  4,063   17,065
   #Callaway Golf Co........................................... 20,720  148,770
  #*Cambium Learning Group, Inc................................  2,293    3,118
    Canterbury Park Holding Corp...............................    332    3,343
  #*Carmike Cinemas, Inc.......................................  1,000   18,320
   #Carriage Services, Inc.....................................  4,499   84,401
  #*Carrols Restaurant Group, Inc..............................  1,660   10,906
  #*Cavco Industries, Inc......................................  1,469   80,487
   *Central European Media Enterprises, Ltd. Class A...........  3,200   10,752
  #*Charles & Colvard, Ltd.....................................    863    4,004
  #*Christopher & Banks Corp...................................  4,071   27,846
    Churchill Downs, Inc.......................................  3,200  259,872
  #*Citi Trends, Inc...........................................  1,087   15,316
   *Coast Distribution System (The)............................    800    2,576
   *Cobra Electronics Corp.....................................  1,000    2,620
  #*Coldwater Creek, Inc.......................................  1,384    3,654
   #Columbia Sportswear Co.....................................  1,400   90,328
  #*Conn's, Inc................................................  7,864  508,172
   #Core-Mark Holding Co., Inc.................................  3,111  194,904
  #*Corinthian Colleges, Inc................................... 16,301   36,514
    CSS Industries, Inc........................................  2,542   67,693
    Culp, Inc..................................................    907   17,451
  #*Cumulus Media, Inc. Class A................................    774    3,313
  #*dELiA*s, Inc...............................................  4,300    6,450
   *Delta Apparel, Inc.........................................  1,640   26,322

                                     1472

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *Destination XL Group, Inc..................................  6,300 $ 40,635
   #DeVry, Inc................................................. 14,803  445,274
  #*Digital Generation, Inc....................................    400    3,100
    Dillard's, Inc. Class A....................................  7,314  617,521
   #DineEquity, Inc............................................  1,100   76,637
   *Dixie Group, Inc. (The)....................................  3,300   29,667
   #Dorman Products, Inc.......................................    566   26,647
    Dover Downs Gaming & Entertainment, Inc....................    937    1,368
   #Dover Motorsports, Inc.....................................  3,360    8,770
  #*DreamWorks Animation SKG, Inc. Class A.....................  5,213  129,074
    EDCI Holdings, Inc.........................................  1,611    5,083
  #*Education Management Corp..................................    848    5,978
  #*Emerson Radio Corp.........................................  2,934    5,076
  #*Entercom Communications Corp. Class A......................  2,272   22,288
  #*Entertainment Gaming Asia, Inc.............................    800    1,320
   #Escalade, Inc..............................................    794    5,121
   *EW Scripps Co. Class A.....................................  9,017  149,772
  #*FAB Universal Corp.........................................  1,050    4,211
  #*Federal-Mogul Corp.........................................  9,173  142,915
    Fisher Communications, Inc.................................  1,403   57,481
   #Flexsteel Industries, Inc..................................    745   18,543
   #Fred's, Inc. Class A.......................................  8,542  146,922
   #Frisch's Restaurants, Inc..................................    439    9,575
  #*Fuel Systems Solutions, Inc................................  2,562   46,603
  #*Full House Resorts, Inc....................................  1,609    4,714
   *Furniture Brands International, Inc........................  2,085    4,900
  #*G-III Apparel Group, Ltd...................................  2,120  109,095
  #*Gaiam, Inc. Class A........................................  1,255    6,112
   #GameStop Corp. Class A..................................... 13,945  684,142
   #Gaming Partners International Corp.........................    300    2,553
  #*Genesco, Inc...............................................  1,643  115,634
  #*Gray Television, Inc....................................... 16,055  125,390
  #*Gray Television, Inc. Class A..............................    700    5,376
   #Group 1 Automotive, Inc....................................  4,731  344,369
    Harte-Hanks, Inc...........................................  8,095   77,388
   #Hastings Entertainment, Inc................................  3,200   11,776
    Haverty Furniture Cos., Inc................................  5,157  134,082
  #*Helen of Troy, Ltd.........................................  7,600  322,848
   *Here Media, Inc. (427105101)...............................    340        3
   *Here Media, Inc. (427105200)...............................    340        3
  #*hhgregg, Inc...............................................  1,188   18,640
  #*Hollywood Media Corp.......................................  1,384    1,799
   #Hooker Furniture Corp......................................  2,723   45,774
  #*Iconix Brand Group, Inc.................................... 10,945  359,434
    International Speedway Corp. Class A.......................  5,388  182,384
  #*Isle of Capri Casinos, Inc.................................  5,803   46,076
   #JAKKS Pacific, Inc.........................................  6,285   37,773
  #*Jarden Corp................................................ 14,019  637,444
  #*Johnson Outdoors, Inc. Class A.............................  2,148   54,710
   #Jones Group, Inc. (The).................................... 16,917  277,777
   *Journal Communications, Inc. Class A....................... 10,623   97,307
  #*Kid Brands, Inc............................................  3,700    5,994
  #*Kirkland's, Inc............................................  1,259   22,133

                                     1473

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
  #*Krispy Kreme Doughnuts, Inc................................  7,413 $155,821
    La-Z-Boy, Inc..............................................  3,691   76,514
  #*Lakeland Industries, Inc...................................  2,120    9,158
   *Lazare Kaplan International, Inc...........................  1,563    2,618
   #Lennar Corp. Class B.......................................  1,698   46,270
   #Lifetime Brands, Inc.......................................  2,974   44,551
   #Lithia Motors, Inc. Class A................................  3,970  259,003
   *Live Nation Entertainment, Inc............................. 20,519  336,101
  #*Luby's, Inc................................................  7,944   63,870
   *M/I Homes, Inc.............................................  2,943   62,568
   #Mac-Gray Corp..............................................  3,700   54,390
   *Madison Square Garden Co. (The) Class A....................  5,458  321,858
   *Maidenform Brands, Inc.....................................  1,783   41,651
    Marcus Corp................................................  4,702   60,891
  #*MarineMax, Inc.............................................  7,157   83,236
   *Marriott Vacations Worldwide Corp..........................  6,176  271,744
  #*McClatchy Co. (The) Class A................................  4,850   15,084
    MDC Holdings, Inc..........................................  5,405  171,014
  #*Media General, Inc. Class A................................  5,800   63,742
   #Men's Wearhouse, Inc. (The)................................ 12,021  479,999
   #Meredith Corp..............................................  6,754  320,950
  #*Meritage Homes Corp........................................  1,396   63,183
  #*Modine Manufacturing Co.................................... 13,495  148,445
  #*Mohawk Industries, Inc.....................................  3,301  392,786
  #*Monarch Casino & Resort, Inc...............................  2,145   43,973
  #*Motorcar Parts of America, Inc.............................  1,030    8,910
   #Movado Group, Inc..........................................  4,151  151,428
   *MTR Gaming Group, Inc......................................  5,500   19,745
    NACCO Industries, Inc. Class A.............................  1,477   90,584
  #*Office Depot, Inc.......................................... 11,380   49,275
   #OfficeMax, Inc............................................. 15,844  180,463
   *Orient-Express Hotels, Ltd. Class A........................ 19,121  239,204
  #*Pacific Sunwear of California, Inc.........................  1,355    6,030
   #Penske Automotive Group, Inc...............................  5,543  206,089
  #*Pep Boys-Manny Moe & Jack (The)............................ 13,680  170,316
  #*Perfumania Holdings, Inc...................................  1,390    7,228
   #Perry Ellis International, Inc.............................  3,987   80,139
  #*Pinnacle Entertainment, Inc................................ 11,600  246,500
  #*Quiksilver, Inc............................................ 21,509  135,937
  #*Radio One, Inc. Class D....................................  3,383    7,510
  #*RadioShack Corp............................................  3,671   10,022
  #*Reading International, Inc. Class A........................  1,086    6,744
  #*Red Lion Hotels Corp.......................................  4,230   28,130
  #*Red Robin Gourmet Burgers, Inc.............................  2,000  113,760
   #Regis Corp................................................. 13,290  230,847
   #Rent-A-Center, Inc.........................................  9,815  392,502
    RG Barry Corp..............................................    958   16,602
   *Rick's Cabaret International, Inc..........................  1,800   15,948
    Rocky Brands, Inc..........................................  1,900   32,832
  #*Ruby Tuesday, Inc.......................................... 17,122  125,333
   #Ryland Group, Inc. (The)...................................  1,512   61,145
   #Saga Communications, Inc. Class A..........................  2,276  118,011
   *Saks, Inc.................................................. 18,000  288,360

                                     1474

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
   #Salem Communications Corp. Class A......................  4,900 $    37,093
   #Scholastic Corp.........................................  6,726     205,143
  #*Sears Holdings Corp.....................................  3,638     166,620
    Service Corp. International/US.......................... 15,991     303,349
   #Shiloh Industries, Inc..................................  5,891      75,523
   #Shoe Carnival, Inc......................................  5,209     139,132
  #*Skechers U.S.A., Inc. Class A...........................  8,734     238,264
  #*Skyline Corp............................................  1,691       8,269
   #Sonic Automotive, Inc. Class A..........................  5,187     114,840
   *Spanish Broadcasting System, Inc. Class A...............     78         276
   #Spartan Motors, Inc.....................................  5,354      32,445
   #Speedway Motorsports, Inc............................... 10,592     195,634
  #*Sport Chalet, Inc. Class A..............................  4,484       6,322
  #*Sport Chalet, Inc. Class B..............................    150         215
   #Stage Stores, Inc.......................................  6,632     165,535
   #Standard Motor Products, Inc............................  5,844     200,975
  #*Stanley Furniture Co., Inc..............................  3,305      11,402
    Stein Mart, Inc.........................................  4,258      59,484
  #*Steinway Musical Instruments, Inc.......................  2,578      93,710
   #Stewart Enterprises, Inc. Class A....................... 19,953     262,182
   *Stoneridge, Inc.........................................  6,963      84,113
   #Superior Industries International, Inc..................  5,967     108,659
   #Superior Uniform Group, Inc.............................  2,295      26,668
   #Systemax, Inc...........................................  2,377      22,891
   #Trans World Entertainment Corp..........................  8,600      43,000
   *Tuesday Morning Corp....................................  1,300      14,586
   *Unifi, Inc..............................................  4,872     111,764
  #*Universal Electronics, Inc..............................  1,453      44,796
   #Vail Resorts, Inc.......................................    272      18,219
  #*Valuevision Media, Inc. Class A.........................  4,732      28,061
  #*VOXX International Corp.................................  4,853      65,758
   #Washington Post Co. (The) Class B.......................    910     488,998
  #*Wells-Gardner Electronics Corp..........................  1,121       2,152
   #Wendy's Co. (The)....................................... 87,792     624,201
  #*West Marine, Inc........................................  6,279      68,190
  #*Wet Seal, Inc. (The) Class A............................ 10,609      46,574
   #Weyco Group, Inc........................................    493      13,474
  #*WMS Industries, Inc.....................................  4,797     123,523
  #*Zale Corp...............................................  4,817      44,702
                                                                    -----------
Total Consumer Discretionary................................         20,670,649
                                                                    -----------
Consumer Staples -- (3.3%)
   #Alico, Inc..............................................    767      35,144
  #*Alliance One International, Inc......................... 17,363      66,153
   #Andersons, Inc. (The)...................................  3,969     235,441
  #*Boulder Brands, Inc..................................... 10,495     135,490
   #Cal-Maine Foods, Inc....................................  2,400     121,632
   #CCA Industries, Inc.....................................    400       1,396
  #*Central Garden and Pet Co...............................  2,954      22,125
   *Central Garden and Pet Co. Class A......................  9,618      72,520
  #*Chiquita Brands International, Inc...................... 10,547     127,408
   *Constellation Brands, Inc. Class A...................... 19,357   1,008,306
  #*Craft Brew Alliance, Inc................................  3,112      28,008

                                     1475

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
   *Dean Foods Co............................................  3,700 $   40,330
  #*Dole Food Co., Inc....................................... 11,067    142,764
   *Farmer Bros Co...........................................  4,300     68,499
   #Fresh Del Monte Produce, Inc............................. 11,928    335,057
    Golden Enterprises, Inc..................................    678      2,393
   #Griffin Land & Nurseries, Inc............................    390     12,410
  #*Hain Celestial Group, Inc. (The)......................... 10,925    797,088
  #*Harbinger Group, Inc.....................................  1,600     12,736
   #Ingles Markets, Inc. Class A.............................  3,539    100,720
   #Inter Parfums, Inc.......................................  1,206     39,774
   #John B Sanfilippo & Son, Inc.............................  1,796     38,758
   *Mannatech, Inc...........................................    682      9,112
   #MGP Ingredients, Inc.....................................  4,280     23,925
   #Nash Finch Co............................................  3,213     75,345
   #Nutraceutical International Corp.........................  2,600     57,772
   #Oil-Dri Corp. of America.................................    882     28,101
  #*Omega Protein Corp.......................................  5,772     48,312
   #Orchids Paper Products Co................................    795     21,560
  #*Overhill Farms, Inc......................................    400      1,992
  #*Pantry, Inc. (The).......................................  7,260     90,387
   *Post Holdings, Inc.......................................  7,545    350,013
   *Prestige Brands Holdings, Inc............................ 11,035    374,197
   #Seaboard Corp............................................    196    552,720
  #*Seneca Foods Corp. Class A...............................  1,129     39,684
  #*Smithfield Foods, Inc.................................... 24,627    817,616
   #Snyders-Lance, Inc.......................................  3,100     98,115
   #Spartan Stores, Inc......................................  5,011     98,566
    Spectrum Brands Holdings, Inc............................  4,989    281,479
    Stephan Co. (The)........................................    200        316
  #*Susser Holdings Corp.....................................  2,447    126,559
   *TreeHouse Foods, Inc.....................................  2,609    185,213
   #Universal Corp...........................................  3,612    221,416
   #Village Super Market, Inc. Class A.......................    726     26,753
   #Weis Markets, Inc........................................  6,017    302,174
                                                                     ----------
Total Consumer Staples.......................................         7,275,479
                                                                     ----------
Energy -- (6.2%)
   #Adams Resources & Energy, Inc............................    489     32,699
   #Alon USA Energy, Inc.....................................  6,477     88,476
  #*Alpha Natural Resources, Inc............................. 24,338    132,399
   #Arch Coal, Inc...........................................  4,886     19,055
  #*Barnwell Industries, Inc.................................    480      1,699
  #*Basic Energy Services, Inc...............................    941     10,765
   #Berry Petroleum Co. Class A..............................    202      8,191
  #*Bill Barrett Corp........................................  4,418     99,052
   #Bolt Technology Corp.....................................  1,400     25,382
  #*BPZ Resources, Inc....................................... 16,646     40,117
    Bristow Group, Inc.......................................  5,612    381,672
  #*Cal Dive International, Inc.............................. 15,652     30,678
  #*Callon Petroleum Co......................................  1,158      4,632
  #*Carrizo Oil & Gas, Inc...................................    300      9,501
   #Cimarex Energy Co........................................ 12,576    961,184
   *Clayton Williams Energy, Inc.............................     36      2,049

                                     1476

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Energy -- (Continued)
  #*Cloud Peak Energy, Inc...................................  7,461 $119,600
   #Comstock Resources, Inc.................................. 11,486  192,620
    Contango Oil & Gas Co....................................    937   36,224
   *Crimson Exploration, Inc.................................  6,712   21,546
   *Dawson Geophysical Co....................................  2,215   79,917
    Delek US Holdings, Inc................................... 14,271  431,698
   #DHT Holdings, Inc........................................    775    3,604
  #*Double Eagle Petroleum Co................................  1,300    4,537
  #*Emerald Oil, Inc.........................................  4,053   29,182
  #*Endeavour International Corp............................. 10,559   44,981
  #*ENGlobal Corp............................................  2,200    2,143
  #*EPL Oil & Gas, Inc.......................................  6,069  195,179
  #*Era Group, Inc...........................................  3,280   79,999
  #*Exterran Holdings, Inc................................... 15,632  496,316
  #*Global Geophysical Services, Inc.........................  5,630   24,716
  #*Green Plains Renewable Energy, Inc.......................  8,643  143,128
   #Gulf Island Fabrication, Inc.............................  2,703   66,845
   #Gulfmark Offshore, Inc. Class A..........................  5,554  273,534
  #*Harvest Natural Resources, Inc...........................  7,276   29,977
  #*Helix Energy Solutions Group, Inc........................ 15,510  393,489
   *Hercules Offshore, Inc................................... 20,035  138,241
   *HKN, Inc.................................................    141    9,870
  #*Hornbeck Offshore Services, Inc..........................  6,159  326,119
  #*James River Coal Co......................................    968    1,917
  #*Key Energy Services, Inc.................................  6,352   40,272
  #*Lucas Energy, Inc........................................  3,400    4,624
  #*Magnum Hunter Resources Corp............................. 10,110   38,721
   *Matador Resources Co.....................................  1,648   21,589
   *Matrix Service Co........................................  3,683   58,376
  #*Mexco Energy Corp........................................    100      557
  #*Miller Energy Resources, Inc.............................  2,236   11,158
  #*Mitcham Industries, Inc..................................    563    9,532
   #Nabors Industries, Ltd................................... 43,157  664,186
   *Natural Gas Services Group, Inc..........................  2,866   69,787
  #*Newfield Exploration Co..................................  5,149  126,665
  #*Newpark Resources, Inc................................... 19,591  224,121
   #Nordic American Tankers, Ltd.............................    841    7,973
  #*Overseas Shipholding Group, Inc..........................  2,316    9,380
  #*Parker Drilling Co....................................... 23,165  140,612
   #Patterson-UTI Energy, Inc................................ 21,500  425,055
   *PDC Energy, Inc..........................................  6,007  331,286
  #*Penn Virginia Corp....................................... 10,679   53,822
  #*PHI, Inc.................................................  3,000  105,600
  #*Pioneer Energy Services Corp............................. 14,053   95,279
    QEP Resources, Inc.......................................  9,447  288,039
  #*Renewable Energy Group, Inc..............................  7,523  117,208
   *REX American Resources Corp..............................  2,075   75,509
  #*Rex Energy Corp..........................................  2,000   38,380
   *Rowan Cos. P.L.C. Class A................................ 18,242  626,613
    SEACOR Holdings, Inc.....................................  2,516  220,301
   #Ship Finance International, Ltd..........................  6,844  110,120
  #*Steel Excel, Inc.........................................  3,594  104,226
  #*Stone Energy Corp........................................ 11,522  280,676

                                     1477

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Energy -- (Continued)
   *Superior Energy Services, Inc........................... 21,870 $   560,309
  #*Swift Energy Co.........................................  8,400     107,016
   #Teekay Corp.............................................  6,873     272,652
  #*Tesco Corp..............................................  7,809     103,391
    Tesoro Corp............................................. 11,161     634,503
  #*TETRA Technologies, Inc................................. 16,858     170,603
   #Tidewater, Inc..........................................  7,300     430,627
  #*Triangle Petroleum Corp.................................  6,236      44,276
   *Unit Corp...............................................  5,926     267,144
  #*USEC, Inc...............................................  1,131      22,185
  #*Vaalco Energy, Inc......................................  7,136      44,243
  #*Verenium Corp...........................................    236         514
  #*Warren Resources, Inc...................................  2,458       7,054
   #Western Refining, Inc................................... 11,599     349,478
   *Whiting Petroleum Corp.................................. 17,263     888,527
  #*Willbros Group, Inc..................................... 13,791      99,019
  #*WPX Energy, Inc.........................................  8,746     168,011
                                                                    -----------
Total Energy................................................         13,462,152
                                                                    -----------
Financials -- (17.3%)
   #1st Source Corp.........................................  6,821     186,077
   #1st United Bancorp Inc/Boca Raton.......................  2,700      21,006
   #Access National Corp....................................    535       8,148
  #*Alexander & Baldwin, Inc................................  5,182     229,511
    Allied World Assurance Co. Holdings AG..................  3,850     364,403
   *American Capital, Ltd................................... 36,462     498,071
   #American Equity Investment Life Holding Co..............  8,844     160,961
    American Financial Group, Inc........................... 13,215     683,083
   #American National Bankshares, Inc.......................    702      16,736
    American National Insurance Co..........................  2,880     324,000
   *American Safety Insurance Holdings, Ltd.................  2,457      73,612
   *Ameris Bancorp..........................................  4,419      85,066
    AMERISAFE, Inc..........................................  3,543     126,591
   #AmeriServ Financial, Inc................................  6,300      18,711
   #Argo Group International Holdings, Ltd..................  5,290     236,199
   #Arrow Financial Corp....................................    700      18,438
   #Aspen Insurance Holdings, Ltd...........................  9,731     364,815
   #Associated Banc-Corp.................................... 23,271     394,211
   #Assurant, Inc........................................... 11,316     612,875
    Assured Guaranty, Ltd................................... 21,049     455,500
   #Asta Funding, Inc.......................................  1,714      15,100
   #Astoria Financial Corp.................................. 21,583     263,313
  #*Atlanticus Holdings Corp................................  2,898      11,012
   #Auburn National BanCorp., Inc...........................     44         989
  #*AV Homes, Inc...........................................  1,654      26,712
   #Axis Capital Holdings, Ltd.............................. 12,669     551,862
   #Baldwin & Lyons, Inc. Class B...........................  3,050      81,466
   #Banc of California, Inc.................................  1,000      14,720
   #Bancfirst Corp..........................................  1,600      83,648
  #*Bancorp, Inc............................................  3,204      48,060
   #BancorpSouth, Inc.......................................  1,329      26,115
    Bank Mutual Corp........................................  7,255      45,054
    Bank of Commerce Holdings...............................  1,233       6,510

                                     1478

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Financials -- (Continued)
   #Bank of Kentucky Financial Corp..........................    168 $  4,612
   #BankFinancial Corp.......................................  5,991   51,523
   #Banner Corp..............................................  4,189  155,328
    Bar Harbor Bankshares....................................    320   12,563
    BBCN Bancorp, Inc........................................  4,812   70,303
  #*BBX Capital Corp. Class A................................  2,035   28,877
   #BCB Bancorp, Inc.........................................    194    2,043
  #*Beneficial Mutual Bancorp, Inc...........................  8,224   70,891
   #Berkshire Hills Bancorp, Inc.............................  6,204  161,924
  #*BofI Holding, Inc........................................  1,782   96,674
   #Boston Private Financial Holdings, Inc................... 13,091  144,656
   #Bridge Bancorp, Inc......................................     87    1,865
   #Brookline Bancorp, Inc................................... 10,669  105,196
   #Bryn Mawr Bank Corp......................................    634   17,727
    C&F Financial Corp.......................................    177    9,565
   #Calamos Asset Management, Inc. Class A...................  3,248   34,591
   #California First National Bancorp........................  1,000   17,290
   #Camden National Corp.....................................    573   22,295
    Cape Bancorp, Inc........................................    439    4,118
  #*Capital Bank Financial Corp. Class A.....................    508    9,703
  #*Capital City Bank Group, Inc.............................  1,869   23,400
    Capital Southwest Corp...................................    300   43,494
   #CapitalSource, Inc....................................... 31,520  381,392
   #Cardinal Financial Corp..................................  8,121  132,860
   #Cathay General Bancorp...................................  9,920  235,699
    Center Bancorp, Inc......................................    601    9,057
   #Centerstate Banks, Inc...................................  2,020   19,917
  #*Central Pacific Financial Corp...........................    777   14,444
   #Century Bancorp, Inc. Class A............................    134    4,766
    CFS Bancorp, Inc.........................................  3,312   39,545
   #Chemical Financial Corp..................................  5,945  177,518
    Citizens Community Bancorp, Inc..........................  2,054   15,508
   #Citizens Holding Co......................................    171    3,035
   #City Holding Co..........................................    711   31,469
   #Clifton Savings Bancorp, Inc.............................    834   10,383
   #CNB Financial Corp.......................................    439    7,849
    CNO Financial Group, Inc................................. 32,460  463,529
   #CoBiz Financial, Inc.....................................  4,891   49,106
    Columbia Banking System, Inc.............................  5,011  125,175
   #Commercial National Financial Corp.......................    162    3,459
   #Community Bank System, Inc...............................  6,629  222,337
   #Community Trust Bancorp, Inc.............................  3,145  125,328
   #Consolidated-Tomoka Land Co..............................    558   21,678
  #*Cowen Group, Inc. Class A................................ 16,657   53,802
   #Dime Community Bancshares, Inc...........................  4,564   80,098
   #Donegal Group, Inc. Class A..............................  6,209   85,374
    Donegal Group, Inc. Class B..............................    592   14,030
  #*E*TRADE Financial Corp................................... 42,087  627,096
    Eastern Insurance Holdings, Inc..........................  3,064   59,840
   #EMC Insurance Group, Inc.................................  4,544  131,776
    Employers Holdings, Inc..................................  1,402   36,859
  #*Encore Capital Group, Inc................................    628   24,404
   #Endurance Specialty Holdings, Ltd........................  7,045  370,778

                                     1479

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Financials -- (Continued)
  #*Enstar Group, Ltd........................................  1,095 $157,330
   #Enterprise Bancorp, Inc..................................    338    6,797
    Enterprise Financial Services Corp.......................  2,589   47,974
   #ESB Financial Corp.......................................  1,813   23,768
   #ESSA Bancorp, Inc........................................  2,833   32,155
  #*Farmers Capital Bank Corp................................  1,442   35,214
    FBL Financial Group, Inc. Class A........................  6,070  268,476
   #Federal Agricultural Mortgage Corp. Class C..............  1,100   34,199
   #Federated National Holding Co............................  2,400   24,456
   #Fidelity National Financial, Inc. Class A................ 14,040  343,699
   #Fidelity Southern Corp...................................  1,374   21,215
    Financial Institutions, Inc..............................  1,451   29,209
  #*First Acceptance Corp....................................  5,500   10,120
    First American Financial Corp............................    215    4,887
  #*First BanCorp............................................  9,765   73,530
   #First Bancorp............................................  3,069   48,582
   #First Bancorp, Inc.......................................    842   15,072
   #First Busey Corp.........................................  9,462   47,215
    First Citizens BancShares, Inc. Class A..................    648  135,756
   #First Commonwealth Financial Corp........................ 23,313  175,081
    First Community Bancshares, Inc..........................  2,358   37,634
    First Defiance Financial Corp............................  2,422   63,941
  #*First Federal Bancshares of Arkansas, Inc................    560    5,516
   *First Federal of Northern Michigan Bancorp, Inc..........    200      874
   #First Financial Bancorp..................................  1,999   32,204
   #First Financial Corp.....................................  1,400   46,424
   #First Financial Holdings, Inc............................  2,040  113,083
   #First Financial Northwest, Inc...........................  1,300   13,858
    First Interstate Bancsystem, Inc.........................  1,111   26,186
  #*First Marblehead Corp. (The).............................  7,864   13,369
    First Merchants Corp.....................................  8,056  150,808
    First Midwest Bancorp, Inc...............................  6,483   98,995
   #First Niagara Financial Group, Inc....................... 51,915  554,971
  #*First South Bancorp, Inc.................................    720    4,730
   #Firstbank Corp...........................................    105    1,688
   #FirstMerit Corp..........................................  8,064  180,795
  #*Flagstar Bancorp, Inc....................................    728   11,939
    Flushing Financial Corp..................................  4,584   86,913
   #FNB Corp.................................................  5,666   71,618
  #*Forestar Group, Inc......................................  2,222   48,017
    Fox Chase Bancorp, Inc...................................    289    5,063
    Franklin Financial Corp..................................    203    3,709
   #Fulton Financial Corp....................................  7,633   96,099
  #*Genworth Financial, Inc. Class A......................... 65,541  851,378
    Geo Group, Inc. (The)....................................  8,096  281,093
   #German American Bancorp, Inc.............................  2,620   72,495
   #GFI Group, Inc...........................................  6,546   26,184
   *Global Indemnity P.L.C...................................  1,977   51,362
   #Great Southern Bancorp, Inc..............................  2,001   58,429
  #*Green Dot Corp. Class A..................................  5,815  135,373
  #*Greenlight Capital Re, Ltd. Class A......................  3,046   80,536
    Guaranty Bancorp.........................................  2,411   30,234
  #*Guaranty Federal Bancshares, Inc.........................    100    1,277

                                     1480

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Financials -- (Continued)
  #*Hallmark Financial Services, Inc.........................  3,963 $ 38,719
   #Hampden Bancorp, Inc.....................................  1,000   15,590
   *Hanmi Financial Corp.....................................  4,991   84,847
    Hanover Insurance Group, Inc. (The)...................... 10,024  539,592
   #Harleysville Savings Financial Corp......................    132    2,521
  #*Harris & Harris Group, Inc...............................  6,066   18,926
   #HCC Insurance Holdings, Inc..............................  6,632  295,323
   #Heartland Financial USA, Inc.............................  1,331   37,268
  #*Heritage Commerce Corp...................................  4,200   30,870
    Heritage Financial Corp..................................    621    9,868
    HF Financial Corp........................................    363    4,875
  #*Hilltop Holdings, Inc....................................  5,780   98,433
   #Hingham Institution for Savings..........................     94    6,756
  #*HMN Financial, Inc.......................................    750    5,490
   *Home Bancorp, Inc........................................    724   13,213
   #Home Federal Bancorp, Inc................................  2,400   33,648
   #HopFed Bancorp, Inc......................................    683    7,588
   #Horace Mann Educators Corp...............................  5,408  153,263
   #Horizon Bancorp..........................................    401    9,612
    Hudson City Bancorp, Inc................................. 31,261  298,855
   #Hudson Valley Holding Corp...............................    460    9,531
   #Iberiabank Corp..........................................  3,705  217,854
   *ICG Group, Inc...........................................    288    3,493
  #*Imperial Holdings, Inc...................................    147    1,089
   #Independence Holding Co..................................  6,112   85,751
   #Independent Bank Corp. (453836108).......................  2,014   75,001
  #*Independent Bank Corp. (453838609).......................    340    2,652
    Infinity Property & Casualty Corp........................  2,703  175,722
   #International Bancshares Corp............................  7,954  192,566
  #*Intervest Bancshares Corp. Class A.......................  1,700   12,580
  #*INTL. FCStone, Inc.......................................    500    9,255
  #*Investment Technology Group, Inc.........................  2,856   40,584
    Investors Title Co.......................................    125    9,321
    Janus Capital Group, Inc................................. 21,703  203,357
    JMP Group, Inc...........................................  2,603   18,481
   *KCG Holdings, Inc. Class A...............................  1,392   12,834
  #*Kearny Financial Corp....................................  2,543   26,346
    Kemper Corp.............................................. 10,935  382,178
   #Kentucky First Federal Bancorp...........................    120    1,031
   #Lakeland Bancorp, Inc....................................  6,398   71,914
    Lakeland Financial Corp..................................  1,842   58,115
   #Landmark Bancorp Inc/Manhattan...........................    163    3,340
   #Legg Mason, Inc.......................................... 18,412  633,189
    LNB Bancorp, Inc.........................................  2,597   23,581
   *Louisiana Bancorp Inc/Metaire............................    696   12,681
  #*Macatawa Bank Corp.......................................  2,700   14,013
   #Maiden Holdings, Ltd..................................... 11,500  139,840
   #MainSource Financial Group, Inc..........................  4,441   64,217
   #Manning & Napier, Inc....................................  1,366   24,520
   *Markel Corp..............................................    575  304,750
    Marlin Business Services Corp............................  2,600   59,488
   #MB Financial, Inc........................................  9,300  267,654
  #*MBIA, Inc................................................ 28,286  381,861

                                     1481

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Financials -- (Continued)
  #*MBT Financial Corp.......................................  3,800 $ 15,048
    MCG Capital Corp......................................... 11,371   62,427
   #Meadowbrook Insurance Group, Inc......................... 11,385   86,412
   #Medallion Financial Corp.................................  4,208   63,499
   #Mercantile Bank Corp.....................................  1,115   22,267
   #Merchants Bancshares, Inc................................    591   18,345
    Mercury General Corp.....................................    300   13,260
  #*Meridian Interstate Bancorp, Inc.........................  1,033   21,135
   #Meta Financial Group, Inc................................     85    2,501
  #*Metro Bancorp, Inc.......................................  2,783   60,836
   #MetroCorp Bancshares, Inc................................    503    5,382
  #*MGIC Investment Corp..................................... 20,200  154,328
    MicroFinancial, Inc......................................  2,400   19,488
   #MidSouth Bancorp, Inc....................................  2,318   37,783
   #MidWestOne Financial Group, Inc..........................     88    2,296
   #Montpelier Re Holdings, Ltd.............................. 10,557  285,145
    MutualFirst Financial, Inc...............................    414    6,131
   #NASDAQ OMX Group, Inc. (The)............................. 24,288  786,931
   #National Interstate Corp.................................    347    9,456
   #National Penn Bancshares, Inc............................ 18,842  203,305
   #National Western Life Insurance Co. Class A..............    130   27,814
   *Navigators Group, Inc. (The).............................  3,481  201,759
   #NBT Bancorp, Inc.........................................  4,602  103,867
    Nelnet, Inc. Class A.....................................  4,590  178,459
   #New Hampshire Thrift Bancshares, Inc.....................    200    2,794
  #*NewBridge Bancorp........................................  2,400   19,656
  #*NewStar Financial, Inc...................................  5,045   77,693
    Nicholas Financial, Inc..................................    247    3,846
  #*North Valley Bancorp.....................................     40      696
   #Northeast Community Bancorp, Inc.........................  4,700   30,832
   #Northfield Bancorp, Inc..................................  6,806   79,766
    Northrim BanCorp, Inc....................................    474   12,096
   #Northwest Bancshares, Inc................................  4,292   59,315
    Norwood Financial Corp...................................     44    1,281
   #OceanFirst Financial Corp................................  2,040   34,843
    OFG Bancorp..............................................  6,009  110,986
   #Ohio Valley Banc Corp....................................    197    4,375
    Old Republic International Corp.......................... 37,481  541,600
   *OmniAmerican Bancorp, Inc................................  1,963   46,405
    OneBeacon Insurance Group, Ltd. Class A..................  4,000   58,000
    Oppenheimer Holdings, Inc. Class A.......................  1,595   30,560
    Oritani Financial Corp...................................    600    9,756
   #Pacific Continental Corp.................................  1,612   19,876
   *Pacific Mercantile Bancorp...............................  2,264   14,037
  #*Pacific Premier Bancorp, Inc.............................    800   10,424
   #Park National Corp.......................................    370   29,193
   *Park Sterling Corp.......................................  4,087   27,383
   #PartnerRe, Ltd...........................................  8,404  752,494
  #*Patriot National Bancorp, Inc............................    600      858
   #Peapack Gladstone Financial Corp.........................    821   16,059
   #People's United Financial, Inc........................... 27,918  418,770
   #Peoples Bancorp, Inc.....................................  2,919   65,648
  #*PHH Corp.................................................  5,778  130,930

                                     1482

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Financials -- (Continued)
  #*Phoenix Cos., Inc. (The).................................    985 $ 42,030
  #*PICO Holdings, Inc.......................................  3,461   75,761
  #*Pinnacle Financial Partners, Inc.........................  2,584   73,592
  #*Piper Jaffray Cos........................................  3,300  110,715
   #Platinum Underwriters Holdings, Ltd......................  5,728  332,740
   *Popular, Inc............................................. 12,371  407,006
   *Preferred Bank...........................................  1,052   17,873
   #Primerica, Inc...........................................    191    7,839
   #PrivateBancorp, Inc......................................  2,737   64,566
    ProAssurance Corp........................................  8,238  440,980
   #Prosperity Bancshares, Inc...............................  3,076  181,546
    Protective Life Corp..................................... 11,192  484,949
    Provident Financial Holdings, Inc........................  2,100   36,750
   #Provident Financial Services, Inc........................  9,873  175,641
   #Provident New York Bancorp...............................  8,908   96,652
  #*Prudential Bancorp, Inc. of Pennsylvania.................     94      918
   #Pulaski Financial Corp...................................  1,241   12,422
   #QC Holdings, Inc.........................................    800    2,152
   #QCR Holdings, Inc........................................    225    3,521
   #Radian Group, Inc........................................ 34,400  483,320
   #Reinsurance Group of America, Inc........................ 10,860  739,457
   #RenaissanceRe Holdings, Ltd..............................  1,700  147,849
   #Renasant Corp............................................  5,526  151,412
   #Republic Bancorp, Inc. Class A...........................  1,857   48,598
  #*Republic First Bancorp, Inc..............................    425    1,428
   #Resource America, Inc. Class A...........................  6,061   50,306
  #*Riverview Bancorp, Inc...................................  4,200   10,920
    Rockville Financial, Inc.................................  1,993   26,108
   #Roma Financial Corp......................................  1,800   34,380
   #Ryman Hospitality Properties.............................  2,002   74,575
   #S&T Bancorp, Inc.........................................  4,563  111,702
  #*Safeguard Scientifics, Inc...............................  3,390   50,681
   #Safety Insurance Group, Inc..............................  3,321  178,570
    Sandy Spring Bancorp, Inc................................  4,334  105,923
  #*Seacoast Banking Corp. of Florida........................  4,523   10,674
   #Selective Insurance Group, Inc...........................  7,600  185,820
  #*Shore Bancshares, Inc....................................    479    3,794
    SI Financial Group, Inc..................................  1,191   13,482
   #Sierra Bancorp...........................................    974   15,370
   #Simmons First National Corp. Class A.....................  2,031   55,548
    Simplicity Bancorp, Inc..................................    735   10,885
   oSouthern Community Financial.............................  6,200    1,364
  #*Southern First Bancshares, Inc...........................    266    3,517
   #Southern Missouri Bancorp, Inc...........................    160    4,280
   #Southside Bancshares, Inc................................  1,399   34,961
  #*Southwest Bancorp, Inc...................................  5,301   79,303
    Southwest Georgia Financial Corp.........................     98    1,002
   #StanCorp Financial Group, Inc............................  7,052  374,391
    State Auto Financial Corp................................ 10,929  221,859
    StellarOne Corp..........................................  4,809  101,855
   #Sterling Bancorp.........................................  2,704   36,639
   #Stewart Information Services Corp........................  4,094  126,627
  #*Stifel Financial Corp....................................    382   14,382

                                     1483

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------- --------
Financials -- (Continued)
  #*Stratus Properties, Inc..................................     650 $  8,353
  #*Suffolk Bancorp..........................................   2,821   51,201
  #*Sun Bancorp, Inc.........................................   8,064   26,773
   #Susquehanna Bancshares, Inc..............................  43,190  574,427
  #*SWS Group, Inc...........................................   2,700   16,092
   #SY Bancorp, Inc..........................................     300    8,289
    Symetra Financial Corp...................................  17,090  307,278
   #Synovus Financial Corp................................... 105,895  352,630
   *Taylor Capital Group, Inc................................   3,278   73,526
   #Teche Holding Co.........................................      27    1,232
   #Territorial Bancorp, Inc.................................     408    9,278
   #TF Financial Corp........................................     187    5,075
   #Thomas Properties Group, Inc.............................   8,128   46,005
    Timberland Bancorp, Inc..................................     400    3,496
   #Tompkins Financial Corp..................................     492   22,204
   #Tower Group International, Ltd...........................   9,767  213,604
    TowneBank................................................   2,237   35,725
    Tree.com, Inc............................................     400    7,556
   #Trico Bancshares.........................................   2,241   48,540
   #TrustCo Bank Corp........................................  11,652   69,213
   #Trustmark Corp...........................................   7,506  202,437
   #UMB Financial Corp.......................................   4,100  245,180
   #Umpqua Holdings Corp.....................................  24,165  406,939
   #Unico American Corp......................................   1,400   16,002
   #Union First Market Bankshares Corp.......................   5,079  112,246
   #United Bankshares, Inc...................................     858   24,299
   *United Community Banks, Inc..............................   2,712   36,965
  #*United Community Financial Corp..........................   1,067    4,930
    United Financial Bancorp, Inc............................   3,624   56,571
    United Fire Group, Inc...................................   5,738  149,245
   #Unity Bancorp, Inc.......................................     540    4,239
   #Universal Insurance Holdings, Inc........................   5,192   40,809
    Univest Corp. of Pennsylvania............................   1,774   35,994
    Validus Holdings, Ltd....................................   8,860  313,910
   #ViewPoint Financial Group, Inc...........................   1,550   33,434
   *Virginia Commerce Bancorp, Inc...........................   3,323   49,945
  #*Walker & Dunlop, Inc.....................................   2,479   45,713
    Washington Banking Co....................................   1,905   27,718
   #Washington Federal, Inc..................................  21,207  461,252
   #Washington Trust Bancorp, Inc............................   1,732   56,013
  #*Waterstone Financial, Inc................................   1,793   19,508
   #Webster Financial Corp...................................   7,263  197,844
   #WesBanco, Inc............................................   6,027  177,495
   #West BanCorp., Inc.......................................   5,550   75,924
  #*Western Alliance Bancorp.................................   1,833   32,499
   #Westfield Financial, Inc.................................   5,949   41,405
   #Wilshire Bancorp, Inc....................................   7,249   63,719
   #Wintrust Financial Corp..................................   7,248  296,516
   *Wright Investors' Service Holdings, Inc..................   1,000    2,100
    WSFS Financial Corp......................................     648   38,575
   *Yadkin Financial Corp....................................   1,126   17,554
   #Zions BanCorp............................................  16,824  498,663

                                     1484

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
   *ZipRealty, Inc..........................................  1,200 $     3,984
                                                                    -----------
Total Financials............................................         37,501,705
                                                                    -----------
Health Care -- (4.2%)
  #*Addus HomeCare Corp.....................................    201       3,948
  #*Affymetrix, Inc......................................... 17,435      66,253
  #*Albany Molecular Research, Inc..........................  7,139      90,737
   *Alere, Inc.............................................. 19,422     648,695
   *Allied Healthcare Products..............................  1,700       4,199
   #Almost Family, Inc......................................  2,016      38,566
  #*Alphatec Holdings, Inc..................................  4,114       9,462
  #*Amedisys, Inc...........................................  3,209      40,145
  #*American Shared Hospital Services.......................    400       1,176
   *AMN Healthcare Services, Inc............................  2,194      32,427
  #*Amsurg Corp.............................................  7,140     279,245
    Analogic Corp...........................................  1,500     107,085
  #*AngioDynamics, Inc......................................  5,376      64,243
  #*Anika Therapeutics, Inc.................................  2,840      57,112
  #*Arrhythmia Research Technology, Inc.....................    291         694
  #*Astex Pharmaceuticals................................... 14,731      77,043
  #*Baxano Surgical, Inc....................................  3,545       7,055
  #*BioScrip, Inc...........................................  8,822     143,358
    BioTelemetry, Inc.......................................  4,238      32,039
   *Cambrex Corp............................................    844      12,365
   *Capital Senior Living Corp..............................  4,355     100,339
  #*Chindex International, Inc..............................    128       2,191
  #*Codexis, Inc............................................    714       1,749
   #Community Health Systems, Inc........................... 13,817     636,411
    CONMED Corp.............................................  6,090     199,752
   #Cooper Cos., Inc. (The).................................  5,607     714,051
  #*Cross Country Healthcare, Inc...........................  7,348      41,443
    CryoLife, Inc...........................................  5,333      37,758
  #*Cumberland Pharmaceuticals, Inc.........................  3,402      19,051
   *Cutera, Inc.............................................  2,803      26,769
   *Cynosure, Inc. Class A..................................  1,206      34,350
   *Digirad Corp............................................  3,300       8,118
   *Emergent Biosolutions, Inc..............................  2,292      40,545
  #*Enzo Biochem, Inc.......................................  4,925      10,737
   #Enzon Pharmaceuticals, Inc..............................  4,494       8,988
  #*Exactech, Inc...........................................  1,341      28,952
  #*ExamWorks Group, Inc....................................  1,201      29,160
  #*Five Star Quality Care, Inc.............................  8,186      48,461
  #*Gentiva Health Services, Inc............................  8,500      91,290
  #*Greatbatch, Inc.........................................  5,343     201,965
  #*Hanger, Inc.............................................  2,204      81,372
  #*Harvard Bioscience, Inc.................................  7,065      37,798
  #*Health Net, Inc.........................................  2,720      83,422
   *Healthways, Inc.........................................  5,311      91,137
   #Hi-Tech Pharmacal Co., Inc..............................  1,560      56,066
  #*Hologic, Inc............................................  7,726     175,380
  #*Idera Pharmaceuticals, Inc..............................  3,724       4,916
   #Invacare Corp...........................................  4,589      71,634
   *Iridex Corp.............................................    593       3,677

                                     1485

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
   #Kewaunee Scientific Corp.................................    170 $    2,278
  #*Kindred Healthcare, Inc.................................. 12,870    197,683
  #*Lannett Co., Inc.........................................  4,245     58,963
   #LeMaitre Vascular, Inc...................................  3,115     21,462
  #*LHC Group, Inc...........................................  2,425     55,630
   *LifePoint Hospitals, Inc................................. 10,900    535,844
   *Magellan Health Services, Inc............................  4,932    281,864
    Maxygen, Inc.............................................  6,309     15,773
   *MedAssets, Inc...........................................  4,560     99,271
  o*MedCath Corp.............................................  5,455      7,473
   *Medical Action Industries, Inc...........................  3,200     29,408
  #*MediciNova, Inc..........................................    905      2,425
  #*Merit Medical Systems, Inc...............................    381      5,006
   *Misonix, Inc.............................................  2,000     10,320
  #*Molina Healthcare, Inc...................................  5,838    216,707
   #National Healthcare Corp.................................  1,378     66,185
  #*Natus Medical, Inc.......................................  8,144    104,162
  #*NuVasive, Inc............................................  3,207     73,184
   #Omnicare, Inc............................................ 15,345    810,063
  #*Omnicell, Inc............................................  3,595     75,855
   #Owens & Minor, Inc.......................................  1,300     46,748
  #*Pacific Biosciences of California, Inc...................  6,481     16,786
  #*PDI, Inc.................................................  3,900     18,135
  #*PharMerica Corp..........................................  4,980     72,907
  #*Pozen, Inc...............................................  2,709     15,577
   *Providence Service Corp. (The)...........................  1,272     35,069
  #*Repligen Corp............................................  2,675     27,205
  #*Rochester Medical Corp...................................    899     13,287
   *RTI Biologics, Inc....................................... 11,548     45,268
  #*Sciclone Pharmaceuticals, Inc............................  7,214     45,160
    Select Medical Holdings Corp.............................  9,557     85,726
  #*Skilled Healthcare Group, Inc. Class A...................    298      1,943
  #*Solta Medical, Inc.......................................  5,879     15,932
   #Span-America Medical Systems, Inc........................    363      7,619
  #*Sucampo Pharmaceuticals, Inc. Class A....................    928      5,689
   *SunLink Health Systems, Inc..............................    887        673
   *SurModics, Inc...........................................  1,712     34,651
   *Symmetry Medical, Inc....................................  8,513     74,148
  #*Targacept, Inc...........................................    900      4,500
   #Teleflex, Inc............................................  5,644    448,303
  #*Theragenics Corp.........................................  6,234     12,717
  #*Triple-S Management Corp. Class B........................  4,208     91,566
   #Universal American Corp.................................. 11,642    126,199
  #*ViroPharma, Inc.......................................... 11,609    398,421
  #*Wright Medical Group, Inc................................  3,935    107,898
                                                                     ----------
Total Health Care............................................         9,025,012
                                                                     ----------
Industrials -- (11.0%)
   #AAR Corp.................................................  7,598    184,176
    ABM Industries, Inc...................................... 11,768    304,791
  #*ACCO Brands Corp.........................................  2,340     15,467
  #*Accuride Corp............................................ 11,736     67,130
    Aceto Corp...............................................  7,911    122,779

                                     1486

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Industrials -- (Continued)
    Acme United Corp.........................................    100 $  1,388
   #Acorn Energy, Inc........................................  1,057    9,175
   #Actuant Corp. Class A....................................  1,016   35,875
  #*Adept Technology, Inc....................................  2,183    7,750
   *AECOM Technology Corp....................................  7,848  266,047
  #*Aegion Corp..............................................  7,641  174,368
  #*Aerovironment, Inc.......................................     90    2,035
   #AGCO Corp................................................ 12,771  718,369
  #*Air Transport Services Group, Inc........................ 12,631   84,375
   #Aircastle, Ltd...........................................  8,402  147,707
    Alamo Group, Inc.........................................  2,616  109,009
  #*Alaska Air Group, Inc....................................  3,570  218,377
   #Albany International Corp. Class A.......................  3,666  126,514
    Alliant Techsystems, Inc.................................  1,446  134,623
   oAllied Defense Group, Inc. (The).........................  2,400   12,600
    Allied Motion Technologies, Inc..........................    400    2,872
   #Altra Holdings, Inc......................................  4,353  108,564
    AMERCO...................................................  5,363  891,974
  #*Ameresco, Inc. Class A...................................    909    8,308
   #American Railcar Industries, Inc.........................  3,877  139,301
    American Science & Engineering, Inc......................    163    9,909
  #*American Superconductor Corp.............................  1,994    5,005
  #*American Woodmark Corp...................................    914   31,707
   #Ampco-Pittsburgh Corp....................................    888   17,085
  #*AMREP Corp...............................................    600    5,850
   #Apogee Enterprises, Inc..................................  5,425  145,173
   *ARC Document Solutions, Inc..............................  6,626   31,606
   #Arkansas Best Corp.......................................  7,417  160,949
  #*Arotech Corp.............................................  3,700    5,069
  #*Ascent Solar Technologies, Inc...........................  3,620    3,837
   #Astec Industries, Inc....................................  4,479  156,765
   *AT Cross Co. Class A.....................................  1,675   31,155
  #*Atlas Air Worldwide Holdings, Inc........................  4,399  196,371
   *Avalon Holdings Corp. Class A............................    262      967
  #*Avis Budget Group, Inc................................... 21,045  665,864
   #Barnes Group, Inc........................................  3,600  118,800
    Barrett Business Services, Inc...........................  1,903  133,705
   #Brady Corp. Class A......................................  2,636   87,700
   #Briggs & Stratton Corp...................................  9,608  194,562
  #*Builders FirstSource, Inc................................  1,282    7,564
  #*CAI International, Inc...................................  2,583   54,217
  #*Casella Waste Systems, Inc. Class A......................  1,546    7,374
  #*CBIZ, Inc................................................  1,511   10,970
    CDI Corp.................................................  5,340   83,998
   #Celadon Group, Inc.......................................  2,752   55,343
    CIRCOR International, Inc................................  1,000   52,520
   *Columbus McKinnon Corp...................................  4,617  102,128
   #Comfort Systems USA, Inc.................................  3,476   53,704
   #Compx International, Inc.................................    200    3,478
  #*Consolidated Graphics, Inc...............................  1,904  102,035
   #Courier Corp.............................................    889   13,797
    Covanta Holding Corp.....................................  5,844  121,614
   *Covenant Transportation Group, Inc. Class A..............  3,300   21,153

                                     1487

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Industrials -- (Continued)
  #*CPI Aerostructures, Inc..................................  1,700 $ 19,057
  #*CRA International, Inc...................................  1,273   24,365
    Curtiss-Wright Corp...................................... 10,461  425,135
  #*Dolan Co. (The)..........................................  1,503    3,818
   #Douglas Dynamics, Inc....................................  3,360   48,283
  #*Ducommun, Inc............................................  2,731   62,376
   *Dycom Industries, Inc....................................  5,686  150,565
   #Dynamic Materials Corp...................................  1,500   29,085
  #*Eagle Bulk Shipping, Inc.................................  4,189   16,086
    Eastern Co. (The)........................................    510    8,527
   #Ecology and Environment, Inc. Class A....................    210    2,291
    EMCOR Group, Inc.........................................  1,542   63,654
   #Encore Wire Corp.........................................  4,620  192,700
  #*Energy Recovery, Inc.....................................  2,946   12,874
  #*EnerNOC, Inc.............................................  1,244   19,431
   #EnerSys, Inc.............................................  9,960  527,083
  #*Engility Holdings, Inc...................................  1,351   44,029
    Ennis, Inc...............................................  5,808  107,622
  #*EnPro Industries, Inc....................................  3,739  212,487
   #ESCO Technologies, Inc...................................  2,177   75,390
   #Espey Manufacturing & Electronics Corp...................    172    4,713
  #*Esterline Technologies Corp..............................  7,459  607,461
   *Federal Signal Corp...................................... 14,257  138,293
  #*Flow International Corp..................................  5,231   20,192
   *Franklin Covey Co........................................  4,000   64,560
   #FreightCar America, Inc..................................  2,063   37,567
  #*Frozen Food Express Industries...........................  5,000   10,450
  #*FTI Consulting, Inc......................................  5,993  223,299
  #*Fuel Tech, Inc...........................................  1,990    7,363
  #*Furmanite Corp...........................................  3,245   24,305
   #G&K Services, Inc. Class A...............................  5,010  264,578
   #GATX Corp................................................ 10,799  487,899
  #*Genco Shipping & Trading, Ltd............................  9,300   19,344
  #*Gencor Industries, Inc...................................    600    4,620
   #General Cable Corp.......................................  6,008  189,372
  #*Gibraltar Industries, Inc................................  6,948  106,999
   #Global Power Equipment Group, Inc........................    800   14,464
  #*Goldfield Corp. (The)....................................  2,600    5,590
   *GP Strategies Corp.......................................  4,100  108,281
  #*GrafTech International, Ltd..............................  4,175   31,396
   #Granite Construction, Inc................................  6,794  205,518
   #Great Lakes Dredge & Dock Corp........................... 16,521  127,046
  #*Greenbrier Cos., Inc.....................................  7,936  181,496
   #Griffon Corp............................................. 14,026  166,909
   #H&E Equipment Services, Inc..............................  5,067  115,730
    Hardinge, Inc............................................  2,569   40,642
   #Harsco Corp..............................................    625   16,100
  #*Hawaiian Holdings, Inc................................... 14,927  114,042
    Heidrick & Struggles International, Inc..................  3,465   53,292
  #*Hill International, Inc..................................  5,419   17,016
   #Houston Wire & Cable Co..................................    282    4,182
   *Hudson Global, Inc.......................................  4,736   11,224
    Hurco Cos., Inc..........................................  1,730   49,305

                                     1488

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE+
                                                               ------ --------
Industrials -- (Continued)
   *Huron Consulting Group, Inc...............................    801 $ 40,803
    Hyster-Yale Materials Handling, Inc.......................  2,954  192,040
  #*ICF International, Inc....................................  4,116  137,433
  #*Innotrac Corp.............................................    900    3,393
   #Innovative Solutions & Support, Inc.......................    573    4,418
    Insteel Industries, Inc...................................  3,260   54,768
   #International Shipholding Corp............................  1,600   43,744
   #Intersections, Inc........................................  2,527   24,461
  #*JetBlue Airways Corp...................................... 57,197  374,068
   *JPS Industries, Inc.......................................  1,000    5,390
    Kadant, Inc...............................................  2,642   86,499
    Kaydon Corp...............................................  3,236   94,103
   #Kelly Services, Inc. Class A.............................. 10,362  202,784
  #*Key Technology, Inc.......................................    987   14,292
    Kforce, Inc...............................................  2,183   36,412
   #Kimball International, Inc. Class B.......................  6,243   68,611
   *Korn/Ferry International.................................. 11,096  216,705
  #*Kratos Defense & Security Solutions, Inc..................  8,608   58,018
   #Lawson Products, Inc......................................  2,008   24,357
  #*Layne Christensen Co......................................  2,290   44,380
   #LB Foster Co. Class A.....................................  1,438   66,838
  #*LMI Aerospace, Inc........................................  2,100   38,829
    LS Starrett Co. (The) Class A.............................    489    5,095
    LSI Industries, Inc.......................................  4,652   37,960
   *Lydall, Inc...............................................  3,900   60,684
   #Manpowergroup, Inc........................................  5,852  391,323
   #Marten Transport, Ltd.....................................  8,809  151,162
   #Matson, Inc...............................................  5,382  152,418
   #McGrath RentCorp..........................................  3,315  113,506
  #*Meritor, Inc..............................................  2,299   18,691
   #Met-Pro Corp..............................................  2,967   40,500
  #*Metalico, Inc.............................................  6,688    9,698
   *Mfri, Inc.................................................  1,500   16,260
    Michael Baker Corp........................................  1,200   48,480
   #Miller Industries, Inc....................................  2,674   44,362
  #*Mobile Mini, Inc.......................................... 11,000  379,610
  #*Moog, Inc. Class A........................................  2,240  125,978
    Mueller Water Products, Inc. Class A...................... 18,648  144,336
   #Multi-Color Corp..........................................  1,827   63,232
  #*MYR Group, Inc............................................  3,062   66,139
    National Presto Industries, Inc...........................    238   17,645
  #*National Technical Systems, Inc...........................  3,198   51,008
  #*Navigant Consulting, Inc..................................  7,508  100,757
   #NL Industries, Inc........................................ 15,300  169,677
   #NN, Inc...................................................  3,495   42,988
   *Northwest Pipe Co.........................................  2,213   65,947
  #*Ocean Power Technologies, Inc.............................    100      157
   *On Assignment, Inc........................................  6,694  204,368
   *Orbital Sciences Corp.....................................  7,659  141,998
   *Orion Energy Systems, Inc.................................  5,713   19,653
   *Orion Marine Group, Inc...................................  3,785   47,577
  #*Oshkosh Corp..............................................  7,127  319,432
  #*Owens Corning............................................. 17,148  677,175

                                     1489

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Industrials -- (Continued)
  #*Pacer International, Inc.................................  2,858 $ 17,691
    PAM Transportation Services, Inc.........................  3,545   42,434
   *Park-Ohio Holdings Corp..................................    600   21,078
  #*Patrick Industries, Inc..................................  1,000   24,910
  #*Patriot Transportation Holding, Inc......................    211    7,269
   #Pike Electric Corp.......................................  8,910  108,791
  #*Powell Industries, Inc...................................  1,718   84,526
  #*PowerSecure International, Inc...........................    964   15,694
    Preformed Line Products Co...............................    707   51,576
   #Providence and Worcester Railroad Co.....................    200    3,480
   #Quad/Graphics, Inc.......................................  3,892  109,132
   #Quanex Building Products Corp............................  3,333   56,728
   *Quanta Services, Inc.....................................  3,802  101,932
   #RCM Technologies, Inc....................................  4,177   22,639
    Regal-Beloit Corp........................................  3,106  200,896
  #*Republic Airways Holdings, Inc........................... 11,023  151,346
    Resources Connection, Inc................................  6,298   83,763
  #*Roadrunner Transportation Systems, Inc...................    861   26,028
  #*Rush Enterprises, Inc. Class A...........................  6,802  169,506
  #*Rush Enterprises, Inc. Class B...........................  1,650   35,590
    Ryder System, Inc........................................  9,234  571,031
   *Saia, Inc................................................  5,262  157,544
   #Schawk, Inc..............................................  3,203   44,137
    SIFCO Industries, Inc....................................    659   13,180
   #SkyWest, Inc............................................. 11,060  167,227
    SL Industries, Inc.......................................    502   14,558
   *Sparton Corp.............................................  2,441   43,377
   *Spirit Aerosystems Holdings, Inc. Class A................ 10,873  275,739
  #*Standard Register Co. (The)..............................    969    2,878
   #Standex International Corp...............................  2,444  144,269
    Steelcase, Inc. Class A..................................  5,348   81,504
   *Sterling Construction Co., Inc...........................  1,634   16,046
  #*Supreme Industries, Inc. Class A.........................  1,383    7,772
   #Sypris Solutions, Inc....................................  6,800   22,032
   #TAL International Group, Inc.............................  8,064  324,576
  #*Tecumseh Products Co. Class A............................  3,200   36,736
   *Tecumseh Products Co. Class B............................    100    1,113
  #*Terex Corp............................................... 11,903  350,900
    Titan International, Inc.................................    200    3,448
  #*Titan Machinery, Inc.....................................  2,923   55,800
    TMS International Corp. Class A..........................    891   14,586
  #*TRC Cos., Inc............................................  1,013    8,408
   #Trinity Industries, Inc..................................  7,919  311,771
    Triumph Group, Inc.......................................  5,678  445,496
  #*Tutor Perini Corp........................................  6,156  121,766
   *Ultralife Corp...........................................    969    3,372
  #*Ultrapetrol Bahamas, Ltd.................................    200      614
    UniFirst Corp............................................  3,100  303,862
   #United Stationers, Inc...................................    962   39,817
   #Universal Forest Products, Inc...........................  4,248  175,230
  #*Universal Truckload Services, Inc........................    863   23,793
   #URS Corp................................................. 11,000  511,500
  #*USA Truck, Inc...........................................  3,004   18,655

                                     1490

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
   #UTi Worldwide, Inc......................................  2,419 $    39,913
  #*Versar, Inc.............................................    700       3,689
    Viad Corp...............................................  4,715     113,396
   *Virco Manufacturing Corp................................  4,400      10,648
   *Volt Information Sciences, Inc..........................  5,881      41,167
   #VSE Corp................................................    471      20,385
   #Watts Water Technologies, Inc. Class A..................  6,750     352,890
   #Werner Enterprises, Inc.................................  1,111      26,731
   *Willis Lease Finance Corp...............................  2,293      32,652
  #*XPO Logistics, Inc......................................  2,091      51,146
                                                                    -----------
Total Industrials...........................................         24,004,179
                                                                    -----------
Information Technology -- (9.9%)
   *Accelrys, Inc...........................................  6,625      57,836
  #*Active Network, Inc. (The)..............................  9,316      79,465
   *Acxiom Corp.............................................  1,408      36,284
  #*ADDvantage Technologies Group, Inc......................  1,399       3,609
  #*Advanced Energy Industries, Inc......................... 10,467     226,715
   *Aeroflex Holding Corp...................................  4,299      32,328
  #*Aetrium, Inc............................................  1,800         846
  #*Agilysys, Inc...........................................  5,370      62,238
   *Alpha & Omega Semiconductor, Ltd........................  1,389      10,626
   *Amkor Technology, Inc...................................  2,808      11,850
   *Amtech Systems, Inc.....................................  2,300      15,755
  #*ANADIGICS, Inc..........................................  4,700      10,105
  #*Analysts International Corp.............................    532       2,069
   *Anaren, Inc.............................................  4,100      95,981
   #AOL, Inc................................................  7,672     282,636
   *ARRIS Group, Inc........................................ 19,100     287,264
  #*Arrow Electronics, Inc.................................. 15,959     728,528
   #Astro-Med, Inc..........................................  1,475      16,771
   *ATMI, Inc...............................................  6,435     159,910
   *Aviat Networks, Inc.....................................  8,260      21,889
  #*Avid Technology, Inc.................................... 10,100      60,196
   *Avnet, Inc.............................................. 19,346     728,764
   #AVX Corp................................................ 12,193     155,948
   #Aware, Inc..............................................  2,090      10,325
   *Axcelis Technologies, Inc...............................  4,561       9,943
   *AXT, Inc................................................  7,116      19,925
  #*Bankrate, Inc...........................................  5,689     102,004
   #Bel Fuse, Inc. Class B..................................  2,247      35,166
   *Benchmark Electronics, Inc.............................. 14,030     310,344
   #Black Box Corp..........................................  4,026     108,944
  #*Blucora, Inc............................................  9,800     196,000
    Bogen Communications International......................  1,000       1,300
   oBogen Corp..............................................  1,000          --
  #*BroadVision, Inc........................................  1,325      12,322
   *Brocade Communications Systems, Inc..................... 35,503     236,450
    Brooks Automation, Inc.................................. 18,913     185,726
   *Bsquare Corp............................................    300         837
  #*CACI International, Inc. Class A........................  4,064     269,850
   *Calix, Inc..............................................  6,463      75,488
   *Cascade Microtech, Inc..................................  3,735      26,182

                                     1491

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Information Technology -- (Continued)
   *Checkpoint Systems, Inc..................................  6,099 $104,903
  #*CIBER, Inc............................................... 17,728   64,530
    Coherent, Inc............................................  6,367  360,882
   #Cohu, Inc................................................  5,574   65,773
  o#Commerce One LLC.........................................  4,310       --
    Communications Systems, Inc..............................  2,300   24,380
    Comtech Telecommunications Corp..........................  3,556   96,296
   #Concurrent Computer Corp.................................    300    2,442
   #Convergys Corp........................................... 15,672  296,671
   *CoreLogic, Inc...........................................  3,973  110,847
  #*Cray, Inc................................................  2,735   63,370
  #*Cree, Inc................................................  2,928  204,667
    CSG Systems International, Inc...........................  2,515   59,555
   #CSP, Inc.................................................     66      576
    CTS Corp.................................................  7,318  102,818
  #*CyberOptics Corp.........................................  1,991   11,926
   #Daktronics, Inc..........................................  1,473   16,026
  #*Data I/O Corp............................................  1,500    3,360
  #*Dealertrack Technologies, Inc............................    434   16,232
  #*Digi International, Inc..................................  5,952   59,103
   *Digital River, Inc.......................................  6,930  117,741
  #*Diodes, Inc..............................................  3,052   83,655
   *DSP Group, Inc...........................................  5,313   39,582
  #*Dynamics Research Corp...................................  2,244   12,634
   #EarthLink, Inc........................................... 19,938  125,011
  #*EchoStar Corp. Class A...................................  5,300  211,788
   *Edgewater Technology, Inc................................  3,967   24,397
   #Electro Rent Corp........................................  6,410  114,611
   #Electro Scientific Industries, Inc.......................  6,690   75,931
  #*Electronics for Imaging, Inc.............................  9,550  286,786
   #eMagin Corp..............................................    100      366
  #*Emcore Corp..............................................  3,590   15,114
   *Emulex Corp..............................................  5,611   44,944
   *Entegris, Inc............................................  1,799   17,144
  #*Entropic Communications, Inc.............................  2,202    9,755
   #EPIQ Systems, Inc........................................  3,468   45,119
   #ePlus, Inc...............................................  1,865  118,409
   *Exar Corp................................................ 11,693  152,126
   *Extreme Networks......................................... 10,840   46,937
   *Fabrinet.................................................  1,700   25,177
  #*Fairchild Semiconductor International, Inc............... 23,505  296,633
  #*Finisar Corp.............................................  1,805   34,891
  #*First Solar, Inc.........................................  6,198  305,190
  #*FormFactor, Inc.......................................... 15,691  114,074
   #Frequency Electronics, Inc...............................  3,104   32,996
  #*GigOptix, Inc............................................    613      785
   *Globecomm Systems, Inc...................................  6,158   89,229
  #*GSE Systems, Inc.........................................  2,922    5,172
   *GSI Group, Inc...........................................  1,319   11,093
  #*GSI Technology, Inc......................................  4,398   30,566
    Hackett Group, Inc. (The)................................  8,522   47,382
   *Harmonic, Inc............................................ 26,943  206,383
  #*Hutchinson Technology, Inc...............................  7,181   24,631

                                     1492

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Information Technology -- (Continued)
    IAC/InterActiveCorp......................................  9,617 $486,716
  #*ID Systems, Inc..........................................  2,201   11,049
  #*Identive Group, Inc......................................  6,294    4,809
  #*IEC Electronics Corp.....................................    490    1,661
   *Ikanos Communications, Inc...............................  9,896   12,667
   *Imation Corp.............................................  9,733   45,550
  #*Ingram Micro, Inc. Class A............................... 24,100  550,203
   *Innodata, Inc............................................    290      783
  #*Insight Enterprises, Inc................................. 10,115  216,360
   *Integrated Device Technology, Inc........................ 24,000  216,240
  #*Integrated Silicon Solution, Inc.........................  7,660   91,690
  #*Intermec, Inc............................................  1,260   12,512
  #*Internap Network Services Corp........................... 13,820  112,633
  #*International Rectifier Corp............................. 15,553  374,983
   #Intersil Corp. Class A................................... 23,351  238,414
  #*Intevac, Inc.............................................  3,564   22,703
   *IntraLinks Holdings, Inc.................................  3,446   32,737
  #*IntriCon Corp............................................    700    2,709
  #*Ipass, Inc...............................................  1,443    3,160
    IXYS Corp................................................  7,733   86,919
  #*Kemet Corp...............................................  5,338   23,274
  #*Key Tronic Corp..........................................  2,718   30,822
   #Keynote Systems, Inc.....................................  3,727   74,279
  #*Kopin Corp...............................................  7,138   26,482
  #*Kulicke & Soffa Industries, Inc.......................... 10,645  124,227
   *KVH Industries, Inc......................................  4,246   59,402
  #*Lattice Semiconductor Corp............................... 31,134  160,651
   #Lexmark International, Inc. Class A...................... 13,503  506,227
  #*LGL Group, Inc. (The)....................................    200    1,232
  #*Limelight Networks, Inc.................................. 11,505   27,612
  #*LoJack Corp..............................................    676    2,251
  #*LTX-Credence Corp........................................  5,574   29,877
   *Magnachip Semiconductor Corp.............................  4,300   88,408
   #ManTech International Corp. Class A......................  2,668   78,813
  #*Market Leader, Inc.......................................  3,133   36,687
   #Marvell Technology Group, Ltd............................ 70,113  909,366
   *Measurement Specialties, Inc.............................    558   27,777
   #Mentor Graphics Corp..................................... 16,541  339,587
  #*Mercury Systems, Inc.....................................  2,483   23,042
   #Methode Electronics, Inc.................................  8,356  157,845
   *Microsemi Corp...........................................  1,134   27,964
    MKS Instruments, Inc..................................... 12,591  341,468
   *ModusLink Global Solutions, Inc.......................... 11,199   34,829
  #*Monster Worldwide, Inc................................... 11,431   65,385
  #*MoSys, Inc...............................................  1,329    5,462
  #*Multi-Fineline Electronix, Inc...........................  2,514   38,012
  #*Nanometrics, Inc.........................................    956   14,684
  #*NAPCO Security Technologies, Inc.........................  1,627    8,298
  #*Navarre Corp.............................................  4,987   15,510
  #*NCI, Inc. Class A........................................    266    1,205
  #*Newport Corp.............................................  6,601   96,705
  #*Novatel Wireless, Inc....................................  9,975   42,294
  #*Oclaro, Inc..............................................  3,894    4,634

                                     1493

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Information Technology - (Continued)
   *Official Payments Holdings, Inc..........................  5,146 $ 36,794
  #*OmniVision Technologies, Inc............................. 12,822  208,486
   *Oplink Communications, Inc...............................  4,800   96,720
   #Optical Cable Corp.......................................  1,600    6,880
   *PAR Technology Corp......................................  4,662   19,580
   #Park Electrochemical Corp................................  2,600   70,720
   #PC Connection, Inc.......................................  6,131  103,982
    PC-Tel, Inc..............................................  4,282   41,321
  #*PCM, Inc.................................................  2,562   25,722
    Perceptron, Inc..........................................  2,288   18,167
  #*Perficient, Inc..........................................  3,984   54,382
  #*Performance Technologies, Inc............................  3,750    5,156
   *Pericom Semiconductor Corp...............................  6,875   52,594
  #*Photronics, Inc.......................................... 16,490  126,148
  #*Planar Systems, Inc......................................  1,620    3,046
  #*Plexus Corp..............................................  5,229  182,858
  #*PMC - Sierra, Inc........................................ 33,280  219,814
   *Polycom, Inc.............................................  1,736   16,596
  #*QLogic Corp..............................................  5,699   62,746
   *Qualstar Corp............................................  4,358    6,450
  #*QuinStreet, Inc..........................................    587    5,465
  #*Radisys Corp.............................................  6,105   25,214
  #*Rambus, Inc..............................................  2,029   19,783
  #*RealNetworks, Inc........................................  9,390   73,899
  #*Reis, Inc................................................    442    8,133
   #RF Industries, Ltd.......................................    681    4,175
  #*RF Micro Devices, Inc....................................  3,400   17,646
   #Richardson Electronics, Ltd..............................  3,224   36,238
    Rimage Corp..............................................  1,285   11,591
   *Rofin-Sinar Technologies, Inc............................  3,886   89,805
  #*Rogers Corp..............................................  3,014  167,639
  #*Rosetta Stone, Inc.......................................  2,793   45,638
  #*Rovi Corp................................................ 14,553  327,879
  #*Rudolph Technologies, Inc................................  8,400  103,740
   *Sanmina Corp............................................. 14,292  235,246
   *ScanSource, Inc..........................................  1,119   39,848
   *Seachange International, Inc.............................  8,900  104,842
  #*ShoreTel, Inc............................................  2,593   10,087
  #*Sigma Designs, Inc.......................................  5,308   27,708
  #*Smith Micro Software, Inc................................  9,200   10,580
   *SMTC Corp................................................  1,377    2,616
  #*Sonus Networks, Inc...................................... 13,471   46,071
  #*Spansion, Inc. Class A...................................  5,057   59,673
  #*StarTek, Inc.............................................  5,100   27,183
  #*SunEdison, Inc........................................... 23,816  240,065
  #*SunPower Corp............................................ 16,512  456,557
  #*Super Micro Computer, Inc................................  1,488   17,246
    Supertex, Inc............................................  1,400   37,632
   *support.com, Inc.........................................  1,190    6,010
  #*Sykes Enterprises, Inc...................................  6,232  109,434
   *Symmetricom, Inc......................................... 11,288   58,020
  #*SYNNEX Corp..............................................  8,100  401,112
   *Tech Data Corp........................................... 10,139  520,536

                                     1494

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
  #*TechTarget, Inc.........................................  5,329 $    28,723
  #*TeleCommunication Systems, Inc. Class A.................  6,139      16,575
  #*Telenav, Inc............................................    707       4,334
   #Tellabs, Inc............................................ 21,550      48,272
   #Tessco Technologies, Inc................................  2,100      67,284
   #Tessera Technologies, Inc...............................  8,569     171,980
   #TheStreet, Inc..........................................  6,043      12,146
  #*TriQuint Semiconductor, Inc............................. 38,852     310,427
  #*TTM Technologies, Inc...................................  5,725      52,899
   *Ultra Clean Holdings....................................  1,212       8,399
   #United Online, Inc...................................... 22,029     178,875
   *UTStarcom Holdings Corp.................................  1,649       4,551
  #*Veeco Instruments, Inc..................................  3,225     112,101
  #*Viasystems Group, Inc...................................    850      12,622
  #*Vicon Industries, Inc...................................  1,400       3,682
  #*Video Display Corp......................................    314       1,196
  #*Virtusa Corp............................................  4,803     123,821
  #*Vishay Intertechnology, Inc............................. 30,254     435,355
  #*Vishay Precision Group, Inc.............................  1,635      26,520
  #*Westell Technologies, Inc. Class A......................  6,009      15,563
  #*XO Group, Inc...........................................  3,862      46,190
    Xyratex, Ltd............................................  3,647      39,315
  #*Zygo Corp...............................................  2,699      42,293
  #*Zynga, Inc. Class A.....................................  9,071      27,032
                                                                    -----------
Total Information Technology................................         21,563,465
                                                                    -----------
Materials -- (4.4%)
   #A Schulman, Inc.........................................  6,700     179,560
   #Allegheny Technologies, Inc.............................  2,325      64,100
   *AM Castle & Co..........................................  5,552      94,495
  #*American Pacific Corp...................................    878      31,933
    Axiall Corp.............................................  4,289     189,059
    Boise, Inc.............................................. 12,593     114,596
   #Buckeye Technologies, Inc...............................  6,844     254,734
   #Cabot Corp..............................................  4,246     174,171
  #*Century Aluminum Co..................................... 21,149     177,440
   #Chase Corp..............................................    929      25,780
   *Chemtura Corp...........................................  3,746      83,761
   *Clearwater Paper Corp...................................    602      29,450
  #*Coeur d'Alene Mines Corp................................ 10,835     145,297
   #Commercial Metals Co.................................... 22,697     351,576
  #*Core Molding Technologies, Inc..........................  1,192      11,002
   #Cytec Industries, Inc...................................  1,444     112,488
    Domtar Corp.............................................  3,932     273,313
  #*Ferro Corp..............................................  3,432      22,411
    Friedman Industries, Inc................................  1,905      18,783
   #FutureFuel Corp.........................................  3,364      53,118
  #*General Moly, Inc.......................................  3,502       6,584
   *Graphic Packaging Holding Co............................ 43,447     373,644
  #*Headwaters, Inc.........................................  5,473      51,610
   #Hecla Mining Co.........................................  1,648       5,323
  #*Horsehead Holding Corp..................................  9,705     118,886
    Kaiser Aluminum Corp....................................  2,000     130,500

                                     1495

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
    KapStone Paper and Packaging Corp........................  6,325 $  278,616
   #KMG Chemicals, Inc.......................................    301      6,797
  #*Kraton Performance Polymers, Inc.........................  3,337     67,741
  #*Landec Corp..............................................  7,144    107,803
  #*Louisiana-Pacific Corp................................... 12,300    199,998
    Materion Corp............................................  4,479    134,997
  #*McEwen Mining, Inc....................................... 15,310     30,008
   #MeadWestvaco Corp........................................  8,296    306,537
  #*Mercer International, Inc................................  7,115     49,236
    Minerals Technologies, Inc...............................  3,878    178,388
  #*Mod-Pac Corp.............................................    962      8,009
    Myers Industries, Inc....................................  5,764    112,225
    Neenah Paper, Inc........................................    293     11,594
   #Noranda Aluminum Holding Corp............................  1,889      5,875
  #*Northern Technologies International Corp.................    211      2,709
   #Olin Corp................................................  7,049    171,996
   #Olympic Steel, Inc.......................................  1,914     53,305
  #*OM Group, Inc............................................  4,801    148,207
  #*OMNOVA Solutions, Inc....................................  3,923     31,619
  #*Penford Corp.............................................  2,600     38,584
    PH Glatfelter Co.........................................  9,725    257,421
    PolyOne Corp.............................................  1,551     44,839
   #Reliance Steel & Aluminum Co............................. 11,110    779,922
   *Resolute Forest Products, Inc............................  6,562    100,136
    Rock Tenn Co. Class A....................................  3,911    447,223
  #*RTI International Metals, Inc............................  5,940    182,061
   #Schnitzer Steel Industries, Inc. Class A.................  2,556     65,587
   #Sealed Air Corp.......................................... 12,568    342,352
   #Sensient Technologies Corp...............................    900     39,609
    Steel Dynamics, Inc...................................... 31,853    495,633
  #*Stillwater Mining Co..................................... 11,660    141,086
  #*SunCoke Energy, Inc......................................  1,932     30,526
   #Synalloy Corp............................................    142      2,353
  #*Texas Industries, Inc....................................  3,420    212,519
   #Tredegar Corp............................................  6,824    204,788
   #Tronox, Ltd. Class A.....................................  3,291     71,448
  #*United States Lime & Minerals, Inc.......................    132      7,872
   #United States Steel Corp.................................  7,474    129,674
  #*Universal Stainless & Alloy Products, Inc................  1,734     44,737
   #Walter Energy, Inc.......................................  1,600     17,904
   #Wausau Paper Corp........................................  3,893     44,341
   #Westlake Chemical Corp...................................  3,610    375,512
    Worthington Industries, Inc.............................. 12,067    431,637
  #*Zoltek Cos., Inc.........................................  6,468     90,099
                                                                     ----------
Total Materials..............................................         9,597,137
                                                                     ----------
Other -- (0.0%)
  o*Big 4 Ranch, Inc.........................................    300         --
  o*Concord Camera Corp. Escrow Shares.......................  2,105         --
 o#*Gerber Scientific, Inc. Escrow Shares....................  6,375         --
  o*Petrocorp, Inc. Escrow Shares............................  1,700        102

                                     1496

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Other -- (Continued)
  o*Price Communications Liquidation Trust................. 16,900 $         --
                                                                   ------------
Total Other................................................                 102
                                                                   ------------
Telecommunication Services -- (0.7%)
   #Alteva.................................................     85          830
   #Atlantic Tele-Network, Inc.............................     31        1,581
  #*Cbeyond, Inc...........................................  6,180       52,345
   #Frontier Communications Corp........................... 38,377      167,324
   *General Communication, Inc. Class A.................... 10,157       89,889
  #*Hawaiian Telcom Holdco, Inc............................    204        5,675
   #HickoryTech Corp.......................................  2,281       25,593
   #Inteliquent, Inc.......................................  7,413       61,824
  #*Iridium Communications, Inc............................ 12,006      101,091
  #*NII Holdings, Inc......................................  1,695       12,170
  #*ORBCOMM, Inc........................................... 13,700       66,034
   *Premiere Global Services, Inc..........................  5,187       57,057
   #Primus Telecommunications Group, Inc...................  2,162       25,901
   #Shenandoah Telecommunications Co.......................  1,364       26,284
   #T-Mobile US, Inc.......................................  9,595      231,336
    Telephone & Data Systems, Inc.......................... 13,053      346,035
   #United States Cellular Corp............................  5,355      212,647
   #USA Mobility, Inc......................................  5,083       79,397
  #*Vonage Holdings Corp...................................  1,338        4,308
                                                                   ------------
Total Telecommunication Services...........................           1,567,321
                                                                   ------------
Utilities -- (0.4%)
   #Consolidated Water Co., Ltd............................  1,100       13,046
  #*Dynegy, Inc............................................  9,288      193,562
   #Genie Energy, Ltd. Class B.............................  1,745       17,991
   #Ormat Technologies, Inc................................  3,953       91,038
    SJW Corp...............................................  1,007       28,085
  #*Synthesis Energy Systems, Inc..........................  6,200        5,208
   #UGI Corp...............................................  9,874      414,609
                                                                   ------------
Total Utilities............................................             763,539
                                                                   ------------
TOTAL COMMON STOCKS........................................         145,430,740
                                                                   ------------

                                     1497

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights............     3,801           --
 o#*Dynegy, Inc. Warrants 10/02/17......................       655        1,244
  o*Wright Medical Group, Inc. Contingent Value Rights..       174 $        522
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                  1,766
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional Liquid Reserves...........   614,750      614,750
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                         ---------
SECURITIES LENDING COLLATERAL -- (32.8%)
  (S)@DFA Short Term Investment Fund.................... 6,159,529   71,265,754
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $183,491,538)^^.....           $217,313,010
                                                                   ============

                                     1498

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 20,670,649          --   --    $ 20,670,649
   Consumer Staples..............    7,275,479          --   --       7,275,479
   Energy........................   13,462,152          --   --      13,462,152
   Financials....................   37,500,341 $     1,364   --      37,501,705
   Health Care...................    9,017,539       7,473   --       9,025,012
   Industrials...................   23,991,579      12,600   --      24,004,179
   Information Technology........   21,563,465          --   --      21,563,465
   Materials.....................    9,597,137          --   --       9,597,137
   Other.........................           --         102   --             102
   Telecommunication Services....    1,567,321          --   --       1,567,321
   Utilities.....................      763,539          --   --         763,539
Rights/Warrants..................           --       1,766   --           1,766
Temporary Cash Investments.......      614,750          --   --         614,750
Securities Lending Collateral....           --  71,265,754   --      71,265,754
                                  ------------ -----------   --    ------------
TOTAL............................ $146,023,951 $71,289,059   --    $217,313,010
                                  ============ ===========   ==    ============

                                     1499

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
COMMON STOCKS -- (76.8%)
Consumer Discretionary -- (9.3%)
   #Autoliv, Inc..........................................   2,397 $   196,003
   #Best Buy Co., Inc.....................................     244       7,342
   #Carnival Corp.........................................  29,167   1,080,054
   #CBS Corp. Class A.....................................   1,014      54,097
    Comcast Corp. Class A................................. 128,310   5,784,215
    Comcast Corp. Special Class A.........................  35,244   1,519,369
    Dillard's, Inc. Class A...............................   2,669     225,344
   #DR Horton, Inc........................................   4,478      90,008
   #GameStop Corp. Class A................................   8,463     415,195
   *General Motors Co.....................................  39,769   1,426,514
  #*Hyatt Hotels Corp. Class A............................     971      43,938
  #*JC Penney Co., Inc....................................  14,882     217,277
    Johnson Controls, Inc.................................   2,218      89,186
   #Kohl's Corp...........................................   2,709     143,523
   #Lear Corp.............................................   4,168     288,717
   *Liberty Interactive Corp. Class A.....................  34,602     846,365
   *Liberty Ventures Series A.............................     119      10,677
  #*Madison Square Garden Co. (The) Class A...............     612      36,090
  #*MGM Resorts International.............................  32,774     534,544
  #*Mohawk Industries, Inc................................   4,867     579,124
  #*Penn National Gaming, Inc.............................   4,868     243,351
   #Royal Caribbean Cruises, Ltd..........................  15,066     573,864
  #*Sears Holdings Corp...................................   5,966     273,243
    Service Corp. International/US........................   3,280      62,221
   #Staples, Inc..........................................  22,264     378,933
   #Time Warner Cable, Inc................................  20,991   2,394,443
    Time Warner, Inc......................................  68,265   4,250,179
  #*Toll Brothers, Inc....................................   3,219     105,808
   #Washington Post Co. (The) Class B.....................     407     218,705
                                                                   -----------
Total Consumer Discretionary..............................          22,088,329
                                                                   -----------
Consumer Staples -- (6.0%)
    Archer-Daniels-Midland Co.............................  45,882   1,673,317
   #Bunge, Ltd............................................   9,326     708,869
  #*Constellation Brands, Inc. Class A....................  11,424     595,076
    CVS Caremark Corp.....................................  86,005   5,288,447
   #JM Smucker Co. (The)..................................   7,140     803,393
   #Molson Coors Brewing Co. Class B......................  10,497     525,480
    Mondelez International, Inc. Class A.................. 110,016   3,440,200
   #Safeway, Inc..........................................  14,505     374,084
  #*Smithfield Foods, Inc.................................  10,210     338,972
    Tyson Foods, Inc. Class A.............................  20,106     555,328
                                                                   -----------
Total Consumer Staples....................................          14,303,166
                                                                   -----------
Energy -- (16.0%)
    Anadarko Petroleum Corp...............................  34,465   3,050,842
   #Apache Corp...........................................  22,516   1,806,909
   #Baker Hughes, Inc.....................................  18,433     874,277
   #Chesapeake Energy Corp................................  44,312   1,032,470
    Chevron Corp..........................................  55,285   6,959,829
   #Cimarex Energy Co.....................................   1,703     130,160

                                     1500

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
    ConocoPhillips........................................  80,433 $ 5,216,884
  #*Denbury Resources, Inc................................  25,234     441,595
   #Devon Energy Corp.....................................  21,332   1,173,473
   #Helmerich & Payne, Inc................................   6,758     427,106
    Hess Corp.............................................  22,090   1,644,821
   #HollyFrontier Corp....................................   4,754     216,545
    Marathon Oil Corp.....................................  49,540   1,801,274
    Marathon Petroleum Corp...............................  23,581   1,729,195
   #Murphy Oil Corp.......................................  12,268     830,789
   #Nabors Industries, Ltd................................  18,668     287,301
    National Oilwell Varco, Inc...........................  26,968   1,892,345
  #*Newfield Exploration Co...............................     203       4,994
   #Noble Corp............................................  12,851     490,908
    Occidental Petroleum Corp.............................  15,465   1,377,158
   #Patterson-UTI Energy, Inc.............................  10,062     198,926
   #Peabody Energy Corp...................................   3,849      63,739
    Phillips 66...........................................  41,103   2,527,834
    QEP Resources, Inc....................................   8,316     253,555
  #*Rowan Cos. P.L.C. Class A.............................   8,158     280,227
   *Superior Energy Services, Inc.........................   3,476      89,055
    Tesoro Corp...........................................   8,670     492,890
   #Transocean, Ltd.......................................  17,705     834,968
    Valero Energy Corp....................................  39,957   1,429,262
  #*Weatherford International, Ltd........................  20,502     286,208
   *Whiting Petroleum Corp................................   3,824     196,821
  #*WPX Energy, Inc.......................................      22         423
                                                                   -----------
Total Energy..............................................          38,042,783
                                                                   -----------
Financials -- (20.6%)
  #*Alleghany Corp........................................     178      71,891
   #Allied World Assurance Co. Holdings AG................   2,463     233,123
   *American Capital, Ltd.................................  18,064     246,754
    American Financial Group, Inc.........................   6,402     330,919
   *American International Group, Inc.....................  96,331   4,384,024
   #American National Insurance Co........................     871      97,987
   #Assurant, Inc.........................................   5,174     280,224
    Assured Guaranty, Ltd.................................   3,170      68,599
   #Axis Capital Holdings, Ltd............................   6,644     289,413
    Bank of America Corp.................................. 565,423   8,255,176
   #Bank of New York Mellon Corp. (The)...................  48,662   1,530,420
   #Capital One Financial Corp............................  21,398   1,476,890
   #Citigroup, Inc........................................ 157,700   8,222,478
   #CME Group, Inc........................................  22,120   1,636,438
    CNA Financial Corp....................................   7,745     275,025
  #*E*TRADE Financial Corp................................   3,394      50,571
   #Everest Re Group, Ltd.................................   2,621     349,982
   #First Niagara Financial Group, Inc....................   1,397      14,934
   *Genworth Financial, Inc. Class A......................  33,383     433,645
    Goldman Sachs Group, Inc. (The).......................   2,209     362,342
   #Hartford Financial Services Group, Inc................  29,927     923,547
    JPMorgan Chase & Co...................................  50,234   2,799,541
   #KeyCorp...............................................  59,273     728,465
   #Legg Mason, Inc.......................................   9,200     316,388

                                     1501

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Financials -- (Continued)
    Leucadia National Corp................................  1,106 $    29,674
   #Lincoln National Corp................................. 19,147     797,855
   #Loews Corp............................................ 22,984   1,046,921
    MetLife, Inc.......................................... 66,103   3,200,707
   #Morgan Stanley........................................ 97,748   2,659,723
    NASDAQ OMX Group, Inc. (The).......................... 11,334     367,222
    Old Republic International Corp....................... 15,333     221,562
   #PartnerRe, Ltd........................................  3,441     308,107
   #People's United Financial, Inc........................  7,468     112,020
   *Popular, Inc..........................................  1,168      38,427
   #Principal Financial Group, Inc........................  6,219     269,656
   #Prudential Financial, Inc............................. 32,452   2,562,734
   #Regions Financial Corp................................ 90,521     906,115
   #Reinsurance Group of America, Inc.....................  4,854     330,509
   #SunTrust Banks, Inc................................... 35,683   1,241,412
   #Unum Group............................................ 18,980     600,527
    Validus Holdings, Ltd.................................  2,492      88,292
    XL Group P.L.C........................................ 20,358     638,223
   #Zions BanCorp......................................... 11,329     335,792
                                                                  -----------
Total Financials..........................................         49,134,254
                                                                  -----------
Health Care -- (5.1%)
   #Aetna, Inc............................................ 23,421   1,502,926
   *Bio-Rad Laboratories, Inc. Class A....................    250      30,498
   *Boston Scientific Corp................................ 92,853   1,013,955
  #*CareFusion Corp....................................... 14,912     575,156
    Cigna Corp............................................  4,740     368,914
   #Community Health Systems, Inc.........................  1,999      92,074
   *Express Scripts Holding Co............................ 13,064     856,345
  #*Forest Laboratories, Inc..............................  7,849     341,902
  #*Hologic, Inc.......................................... 17,372     394,344
  #*Hospira, Inc..........................................    639      26,007
   #Humana, Inc........................................... 10,421     951,021
   *Life Technologies Corp................................  1,475     110,035
   #Omnicare, Inc.........................................  7,082     373,859
   #Pfizer, Inc........................................... 18,916     552,915
   #Teleflex, Inc.........................................  1,338     106,277
   #Thermo Fisher Scientific, Inc......................... 25,494   2,322,758
    UnitedHealth Group, Inc...............................  9,757     710,797
   #WellPoint, Inc........................................ 21,262   1,819,177
    Zoetis, Inc...........................................  1,371      40,874
                                                                  -----------
Total Health Care.........................................         12,189,834
                                                                  -----------
Industrials -- (8.1%)
   #ADT Corp. (The).......................................  9,036     362,163
   *AECOM Technology Corp.................................  2,136      72,410
   #AGCO Corp.............................................  5,687     319,894
   *Avis Budget Group, Inc................................  1,163      36,797
    CNH Global NV.........................................    100       4,699
    CSX Corp.............................................. 69,718   1,729,704
    Eaton Corp. P.L.C..................................... 18,502   1,275,713
  #*Engility Holdings, Inc................................    473      15,415

                                     1502

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    FedEx Corp............................................   7,255 $   769,030
   #Fortune Brands Home & Security, Inc...................     491      20,283
   #General Electric Co................................... 225,150   5,486,905
  #*Genesee & Wyoming, Inc. Class A.......................   1,120     100,419
  #*Hertz Global Holdings, Inc............................  14,714     376,825
  #*Jacobs Engineering Group, Inc.........................   1,793     106,146
    KAR Auction Services, Inc.............................     154       3,918
   #KBR, Inc..............................................   6,170     192,998
   #Kennametal, Inc.......................................     266      11,528
   #L-3 Communications Holdings, Inc......................   5,886     548,281
   #Manpowergroup, Inc....................................   1,634     109,266
    Norfolk Southern Corp.................................  21,895   1,601,838
    Northrop Grumman Corp.................................  14,791   1,361,659
   *Oshkosh Corp..........................................   3,140     140,735
  #*Owens Corning.........................................   7,765     306,640
    Pentair, Ltd..........................................   6,882     420,352
  #*Quanta Services, Inc..................................  12,579     337,243
    Regal-Beloit Corp.....................................     270      17,464
    Republic Services, Inc................................  23,807     807,295
   #Ryder System, Inc.....................................     663      41,000
   #Southwest Airlines Co.................................  51,608     713,739
   #SPX Corp..............................................   2,016     154,042
    Stanley Black & Decker, Inc...........................   9,927     840,023
  #*Terex Corp............................................   1,518      44,751
   #Trinity Industries, Inc...............................   1,002      39,449
    Triumph Group, Inc....................................   1,924     150,957
   #Union Pacific Corp....................................   1,662     263,577
  #*United Rentals, Inc...................................   2,568     147,198
   #URS Corp..............................................   4,937     229,570
  #*WESCO International, Inc..............................   1,377     104,349
                                                                   -----------
Total Industrials.........................................          19,264,275
                                                                   -----------
Information Technology -- (5.3%)
    Activision Blizzard, Inc..............................  37,667     677,253
   #Amdocs, Ltd...........................................   1,279      49,203
   #AOL, Inc..............................................     800      29,472
   *Arrow Electronics, Inc................................   7,235     330,278
   *Avnet, Inc............................................   8,994     338,804
   #Computer Sciences Corp................................  10,313     491,518
    Corning, Inc..........................................  65,949   1,001,765
  #*EchoStar Corp. Class A................................   2,361      94,346
    Fidelity National Information Services, Inc...........  19,960     861,474
  #*First Solar, Inc......................................   4,386     215,967
    Hewlett-Packard Co.................................... 115,156   2,957,206
   *Ingram Micro, Inc. Class A............................   7,333     167,412
    Jabil Circuit, Inc....................................   7,081     162,792
  #*Juniper Networks, Inc.................................   8,638     187,185
  #*Lam Research Corp.....................................   3,214     158,193
   #Marvell Technology Group, Ltd.........................   8,368     108,533
  #*Micron Technology, Inc................................  66,760     884,570
   #Molex, Inc............................................     157       4,683
   #Molex, Inc. Class A...................................     100       2,508
   #NVIDIA Corp...........................................   7,027     101,400

                                     1503

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
   #SAIC, Inc...........................................     2,670 $     40,824
   *SanDisk Corp........................................     3,677      202,676
    Western Digital Corp................................    15,326      986,688
    Xerox Corp..........................................    78,826      764,612
   *Yahoo!, Inc.........................................    69,156    1,942,592
                                                                   ------------
Total Information Technology............................             12,761,954
                                                                   ------------
Materials -- (2.5%)
   #Alcoa, Inc..........................................    70,209      558,162
   #Allegheny Technologies, Inc.........................     1,836       50,619
   #Ashland, Inc........................................     5,186      450,352
   #Cytec Industries, Inc...............................     1,164       90,676
    Freeport-McMoRan Copper & Gold, Inc.................    36,637    1,036,094
    International Paper Co..............................    24,632    1,189,972
   #MeadWestvaco Corp...................................    11,820      436,749
   #Mosaic Co. (The)....................................     4,887      200,807
   #Newmont Mining Corp.................................     5,866      175,980
   #Nucor Corp..........................................     9,457      442,398
   #Reliance Steel & Aluminum Co........................     5,358      376,132
    Rock Tenn Co. Class A...............................     2,943      336,532
   #Sealed Air Corp.....................................     3,168       86,296
    Steel Dynamics, Inc.................................    15,424      239,997
   #Vulcan Materials Co.................................     8,921      420,893
                                                                   ------------
Total Materials.........................................              6,091,659
                                                                   ------------
Telecommunication Services -- (3.6%)
   #AT&T, Inc...........................................   191,712    6,761,682
   #CenturyLink, Inc....................................    38,023    1,363,124
   #Frontier Communications Corp........................    22,758       99,225
  #*Sprint Corp.........................................    27,986      166,795
   #United States Cellular Corp.........................     3,600      142,956
                                                                   ------------
Total Telecommunication Services........................              8,533,782
                                                                   ------------
Utilities -- (0.3%)
   #NRG Energy, Inc.....................................    21,598      579,258
    UGI Corp............................................     1,713       71,929
                                                                   ------------
Total Utilities.........................................                651,187
                                                                   ------------
TOTAL COMMON STOCKS.....................................            183,061,223
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves..........   655,902      655,902
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                         ---------
SECURITIES LENDING COLLATERAL -- (22.9%)
  (S)@DFA Short Term Investment Fund.................... 4,715,424   54,557,454
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $191,626,630)^^.....           $238,274,579
                                                                   ============

                                     1504

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 22,088,329          --   --    $ 22,088,329
   Consumer Staples..............   14,303,166          --   --      14,303,166
   Energy........................   38,042,783          --   --      38,042,783
   Financials....................   49,134,254          --   --      49,134,254
   Health Care...................   12,189,834          --   --      12,189,834
   Industrials...................   19,264,275          --   --      19,264,275
   Information Technology........   12,761,954          --   --      12,761,954
   Materials.....................    6,091,659          --   --       6,091,659
   Telecommunication Services....    8,533,782          --   --       8,533,782
   Utilities.....................      651,187          --   --         651,187
Temporary Cash Investments.......      655,902          --   --         655,902
Securities Lending Collateral....           -- $54,557,454   --      54,557,454
                                  ------------ -----------   --    ------------
TOTAL............................ $183,717,125 $54,557,454   --    $238,274,579
                                  ============ ===========   ==    ============

                                     1505

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES  VALUE++
                                                           ------ ----------
COMMON STOCKS -- (94.7%)
AUSTRALIA -- (4.8%)
    Adelaide Brighton, Ltd................................ 14,693 $   43,299
   *Alumina, Ltd.......................................... 82,818     72,083
    Asciano, Ltd.......................................... 31,130    142,021
   #Bank of Queensland, Ltd............................... 10,876     92,985
    Beach Energy, Ltd.....................................  4,690      5,640
   #Bendigo and Adelaide Bank, Ltd........................ 12,306    118,055
   *BlueScope Steel, Ltd.................................. 19,752     95,282
    Boral, Ltd............................................ 32,205    122,656
    Caltex Australia, Ltd.................................  4,636     77,933
    Echo Entertainment Group, Ltd......................... 17,525     41,317
   #Fairfax Media, Ltd.................................... 59,866     25,819
   #Harvey Norman Holdings, Ltd........................... 33,784     80,698
    Incitec Pivot, Ltd.................................... 57,564    136,029
    Lend Lease Group...................................... 13,961    109,965
    Macquarie Group, Ltd.................................. 11,711    461,575
    New Hope Corp., Ltd...................................  2,727      9,220
    Newcrest Mining, Ltd.................................. 26,368    290,440
    Origin Energy, Ltd.................................... 41,067    440,724
   #OZ Minerals, Ltd......................................  8,784     32,166
    Primary Health Care, Ltd.............................. 19,378     88,525
  #*Qantas Airways, Ltd................................... 32,996     37,356
    QBE Insurance Group, Ltd..............................  4,796     70,832
    Rio Tinto, Ltd........................................  6,041    312,418
    Santos, Ltd........................................... 35,405    434,439
   #Seven Group Holdings, Ltd.............................  9,893     61,677
    Seven West Media, Ltd.................................  4,165      8,003
   #Sims Metal Management, Ltd............................  3,933     31,653
    Sonic Healthcare, Ltd.................................  5,515     70,970
    Suncorp Group, Ltd.................................... 50,266    578,252
    Tabcorp Holdings, Ltd................................. 30,020     88,177
    Tatts Group, Ltd...................................... 42,566    122,018
    Toll Holdings, Ltd.................................... 20,321     97,271
    Treasury Wine Estates, Ltd............................ 22,039     94,436
    Washington H Soul Pattinson & Co., Ltd................    924     11,210
    Wesfarmers, Ltd....................................... 42,930  1,564,688
                                                                  ----------
TOTAL AUSTRALIA...........................................         6,069,832
                                                                  ----------
AUSTRIA -- (0.2%)
    Erste Group Bank AG...................................  7,366    223,325
   #Raiffeisen Bank International AG......................  2,147     65,160
                                                                  ----------
TOTAL AUSTRIA.............................................           288,485
                                                                  ----------
BELGIUM -- (1.2%)
    Ageas.................................................  8,093    324,159
   #Belgacom SA...........................................  1,690     41,366
    Delhaize Group SA.....................................  4,481    295,661
    KBC Groep NV..........................................  6,974    280,764
   #Solvay SA.............................................  2,420    328,041

                                     1506

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
BELGIUM -- (Continued)
    UCB SA.................................................  5,259 $  302,817
                                                                   ----------
TOTAL BELGIUM..............................................         1,572,808
                                                                   ----------
CANADA -- (9.5%)
    Barrick Gold Corp...................................... 33,775    573,162
    Bell Aliant, Inc.......................................    605     16,381
  #*BlackBerry, Ltd. (09228F103)...........................  8,930     78,852
  #*BlackBerry, Ltd. (BCBHZ31).............................  4,071     35,752
   #Bonavista Energy Corp..................................  1,340     16,804
    Cameco Corp............................................ 10,896    221,407
    Canadian Natural Resources, Ltd. (136385101)........... 36,966  1,146,685
    Canadian Natural Resources, Ltd. (2171573).............  2,781     86,184
   #Canadian Tire Corp., Ltd. Class A......................  2,400    197,519
   #Crescent Point Energy Corp.............................  5,090    193,025
    Eldorado Gold Corp..................................... 18,295    144,530
    Empire Co., Ltd........................................  1,200     94,320
   #Enerplus Corp..........................................  5,516     89,633
    Ensign Energy Services, Inc............................  3,653     63,557
    Fairfax Financial Holdings, Ltd........................    700    278,064
    First Quantum Minerals, Ltd............................  4,826     77,527
   #Genworth MI Canada, Inc................................  1,085     30,223
    George Weston, Ltd.....................................    867     73,489
    Goldcorp, Inc. (380956409)............................. 24,877    702,278
    Goldcorp, Inc. (2676302)...............................  4,600    129,746
   #Husky Energy, Inc...................................... 12,910    372,053
    IAMGOLD Corp...........................................  6,674     34,571
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  2,300     92,528
    Kinross Gold Corp...................................... 31,183    162,124
   #Lightstream Resources, Ltd.............................  1,115      9,097
    Loblaw Cos., Ltd.......................................  1,902     90,757
  #*Lundin Mining Corp..................................... 17,290     68,177
    Magna International, Inc...............................  8,230    629,409
    Manulife Financial Corp. (56501R106)................... 12,408    218,505
    Manulife Financial Corp. (2492519)..................... 53,517    942,579
   *MEG Energy Corp........................................  2,000     61,085
    Pacific Rubiales Energy Corp...........................  5,540    107,715
    Pan American Silver Corp. (697900108)..................  3,470     44,277
    Pan American Silver Corp. (2669272)....................  1,700     21,567
   #Pengrowth Energy Corp..................................  7,628     43,966
   #Penn West Petroleum, Ltd............................... 11,123    131,579
   #Precision Drilling Corp................................  8,434     85,974
   #Sun Life Financial, Inc................................ 20,608    667,337
    Suncor Energy, Inc. (867224107)........................  4,236    133,985
    Suncor Energy, Inc. (B3NB1P2).......................... 51,054  1,613,487
    Talisman Energy, Inc. (87425E103)...................... 25,587    289,389
    Talisman Energy, Inc. (2068299)........................ 13,939    157,969
    Teck Resources, Ltd. Class B (878742204)...............  3,149     73,781
   #Teck Resources, Ltd. Class B (2879327)................. 17,290    405,021
   #Thomson Reuters Corp................................... 17,778    605,812
   #TransAlta Corp.........................................  7,800    107,458
   #Trican Well Service, Ltd...............................  3,300     48,579
  #*Turquoise Hill Resources, Ltd..........................  1,610      6,443
   *Uranium One, Inc....................................... 12,400     32,114

                                     1507

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
CANADA -- (Continued)
    West Fraser Timber Co., Ltd...........................  1,255 $   114,393
    Yamana Gold, Inc...................................... 27,400     286,245
                                                                  -----------
TOTAL CANADA..............................................         11,907,114
                                                                  -----------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A......................     26     192,284
    AP Moeller - Maersk A.S. Class B......................     57     446,975
    Carlsberg A.S. Class B................................  4,898     485,496
   *Danske Bank A.S....................................... 24,724     455,098
   #FLSmidth & Co. A.S....................................  1,010      47,920
    H Lundbeck A.S........................................  1,633      32,869
    Rockwool International A.S. Class B...................    219      34,617
    TDC A.S............................................... 14,957     130,914
                                                                  -----------
TOTAL DENMARK.............................................          1,826,173
                                                                  -----------
FINLAND -- (0.8%)
    Fortum Oyj............................................  6,469     127,954
   #Kesko Oyj Class B.....................................  2,106      66,235
    Neste Oil Oyj.........................................  2,910      42,050
  #*Nokia Oyj............................................. 59,004     233,268
    Stora Enso Oyj Class R................................ 29,113     215,978
    UPM-Kymmene Oyj....................................... 25,565     284,609
                                                                  -----------
TOTAL FINLAND.............................................            970,094
                                                                  -----------
FRANCE -- (9.8%)
  #*Alcatel-Lucent........................................ 38,117      96,211
    AXA SA................................................ 53,665   1,182,853
    BNP Paribas SA........................................ 34,574   2,241,683
    Bollore SA............................................    269     128,996
    Bouygues SA...........................................  4,798     140,495
    Cap Gemini SA.........................................  3,195     174,747
    Casino Guichard Perrachon SA..........................  1,871     192,669
    CGG Sponsored ADR.....................................  3,650      91,250
    Cie de St-Gobain...................................... 16,902     785,080
   *Cie Generale de Geophysique - Veritas.................  1,499      37,843
    Cie Generale des Etablissements Michelin..............  3,358     336,731
    CNP Assurances........................................  5,532      93,559
   *Credit Agricole SA.................................... 48,568     463,623
    Eiffage SA............................................    369      19,797
    Electricite de France SA..............................  5,895     172,800
    France Telecom SA..................................... 68,037     671,052
    GDF Suez.............................................. 56,467   1,184,356
    Lafarge SA............................................  9,061     579,623
    Lagardere SCA.........................................  5,094     161,412
    Natixis............................................... 40,470     206,800
  #*Peugeot SA............................................  6,327      80,810
    Renault SA............................................  8,195     645,680
    Rexel SA..............................................  3,887      94,541
    Sa des Ciments Vicat..................................     80       5,394
    Societe Generale SA................................... 23,957     963,858
    STMicroelectronics NV................................. 28,793     246,670
    Vallourec SA..........................................  2,361     139,456

                                     1508

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
FRANCE -- (Continued)
    Vivendi SA............................................  53,030 $ 1,133,934
                                                                   -----------
TOTAL FRANCE..............................................          12,271,923
                                                                   -----------
GERMANY -- (8.4%)
    Allianz SE............................................   7,402   1,153,464
    Allianz SE ADR........................................  45,908     712,951
    Bayerische Motoren Werke AG...........................   7,338     718,235
   *Commerzbank AG........................................  21,161     180,132
    Daimler AG............................................  31,825   2,207,749
    Deutsche Bank AG......................................  33,137   1,494,921
   *Deutsche Lufthansa AG.................................   6,846     137,192
    Deutsche Telekom AG...................................   7,162      87,090
    Deutsche Telekom AG Sponsored ADR.....................  73,200     892,308
    E.ON SE...............................................  48,285     819,836
    Fraport AG Frankfurt Airport Services Worldwide.......     408      26,413
    HeidelbergCement AG...................................   5,179     398,993
    Hochtief AG...........................................     836      63,674
    Metro AG..............................................   1,866      64,387
    Muenchener Rueckversicherungs AG......................   5,893   1,170,189
    RWE AG................................................   8,482     255,472
    Salzgitter AG.........................................     577      21,479
    Volkswagen AG.........................................     943     214,293
                                                                   -----------
TOTAL GERMANY.............................................          10,618,778
                                                                   -----------
GREECE -- (0.0%)
    Hellenic Petroleum SA.................................   2,479      24,365
   *National Bank of Greece SA............................     752       2,618
                                                                   -----------
TOTAL GREECE..............................................              26,983
                                                                   -----------
HONG KONG -- (2.3%)
    Cathay Pacific Airways, Ltd...........................  50,000      92,571
    Cheung Kong Holdings, Ltd.............................  29,000     406,678
   *Foxconn International Holdings, Ltd...................  70,000      37,548
    Henderson Land Development Co., Ltd...................  40,675     253,330
    Hongkong & Shanghai Hotels (The)......................  19,052      28,695
    Hopewell Holdings, Ltd................................  19,000      60,205
    Hutchison Whampoa, Ltd................................  78,000     880,273
    Kerry Properties, Ltd.................................  15,500      63,818
    New World Development Co., Ltd........................ 155,069     225,782
    Orient Overseas International, Ltd....................   6,500      36,101
    Sino Land Co., Ltd....................................  28,000      39,501
    Sun Hung Kai Properties, Ltd..........................  24,000     320,551
    Wharf Holdings, Ltd...................................  30,635     263,221
    Wheelock & Co., Ltd...................................  47,000     244,119
                                                                   -----------
TOTAL HONG KONG...........................................           2,952,393
                                                                   -----------
IRELAND -- (0.2%)
   *Bank of Ireland....................................... 168,039      37,863

                                     1509

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
IRELAND -- (Continued)
    CRH P.L.C. Sponsored ADR..............................   9,538 $  201,347
                                                                   ----------
TOTAL IRELAND.............................................            239,210
                                                                   ----------
ISRAEL -- (0.5%)
    Bank Hapoalim BM......................................  74,220    354,918
   *Bank Leumi Le-Israel BM...............................  49,152    164,907
   *Israel Discount Bank, Ltd. Class A....................  34,311     58,392
                                                                   ----------
TOTAL ISRAEL..............................................            578,217
                                                                   ----------
ITALY -- (1.2%)
  #*Banca Monte dei Paschi di Siena SpA................... 227,814     62,435
   *Fiat SpA..............................................  13,898    110,814
  #*Finmeccanica SpA......................................   4,820     25,217
    Intesa Sanpaolo SpA...................................  93,131    177,652
   *Mediaset SpA..........................................  11,973     52,303
    Telecom Italia SpA.................................... 104,981     72,018
    Telecom Italia SpA Sponsored ADR......................  24,800    170,624
    UniCredit SpA......................................... 132,894    725,907
    Unione di Banche Italiane SCPA........................  17,460     74,427
                                                                   ----------
TOTAL ITALY...............................................          1,471,397
                                                                   ----------
JAPAN -- (19.6%)
    77 Bank, Ltd. (The)...................................   9,000     43,476
   #Aeon Co., Ltd.........................................  24,300    333,981
    Aisin Seiki Co., Ltd..................................   7,500    297,109
    Alfresa Holdings Corp.................................   1,400     69,452
    Amada Co., Ltd........................................  17,000    121,965
    Aoyama Trading Co., Ltd...............................   1,900     47,404
    Asahi Glass Co., Ltd..................................  39,000    252,238
    Asahi Kasei Corp......................................  50,000    316,211
    Azbil Corp............................................   2,200     47,212
    Bank of Kyoto, Ltd. (The).............................   9,000     71,868
    Bank of Yokohama, Ltd. (The)..........................  35,000    191,825
    Brother Industries, Ltd...............................   5,700     63,287
    Canon Marketing Japan, Inc............................   2,000     25,562
    Chiba Bank, Ltd. (The)................................  25,000    172,962
    Chugoku Bank, Ltd. (The)..............................   5,400     70,116
    Citizen Holdings Co., Ltd.............................  13,400     76,506
    Coca-Cola West Co., Ltd...............................   2,800     54,388
    COMSYS Holdings Corp..................................   2,400     30,475
   *Cosmo Oil Co., Ltd....................................  10,000     18,555
    Dai Nippon Printing Co., Ltd..........................  24,000    213,574
    Dai-ichi Life Insurance Co., Ltd. (The)...............      77    104,812
    Daicel Corp...........................................  10,000     86,072
    Daido Steel Co., Ltd..................................  15,000     86,856
    Denki Kagaku Kogyo KK.................................  16,000     58,956
    Ebara Corp............................................  20,000    109,755
    Fuji Electric Co., Ltd................................  14,000     52,304
    Fuji Media Holdings, Inc..............................      18     32,527
    FUJIFILM Holdings Corp................................  19,500    427,255
    Fujitsu, Ltd..........................................  65,000    248,833
    Fukuoka Financial Group, Inc..........................  25,000    112,625

                                     1510

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Furukawa Electric Co., Ltd............................  19,000 $   45,868
    Glory, Ltd............................................   1,200     28,126
    Gunma Bank, Ltd. (The)................................  12,000     67,840
    H2O Retailing Corp....................................   1,000      8,800
    Hachijuni Bank, Ltd. (The)............................  17,000     99,737
    Hankyu Hanshin Holdings, Inc..........................  19,000    108,690
    Hiroshima Bank, Ltd. (The)............................  12,000     49,880
    Hitachi Capital Corp..................................   1,600     38,123
    Hitachi Chemical Co., Ltd.............................   4,600     77,398
    Hitachi High-Technologies Corp........................   1,500     32,692
    Hitachi Transport System, Ltd.........................     900     12,921
    Hokkoku Bank, Ltd. (The)..............................   2,000      6,769
    Hokuhoku Financial Group, Inc.........................  26,000     49,006
    House Foods Corp......................................   1,600     25,707
    Ibiden Co., Ltd.......................................   2,500     37,259
    Idemitsu Kosan Co., Ltd...............................     800     66,623
    Inpex Corp............................................      74    323,550
    Isetan Mitsukoshi Holdings, Ltd.......................  11,700    161,357
    ITOCHU Corp...........................................  53,400    634,209
    Iyo Bank, Ltd. (The)..................................   8,000     76,310
    J Front Retailing Co., Ltd............................  19,000    150,972
    JFE Holdings, Inc.....................................  20,700    466,902
    Joyo Bank, Ltd. (The).................................  14,000     75,309
    JTEKT Corp............................................   7,500     94,033
    JX Holdings, Inc......................................  93,427    495,904
    K's Holdings Corp.....................................     700     23,832
    Kagoshima Bank, Ltd. (The)............................   5,000     32,670
    Kajima Corp...........................................  23,000     80,826
    Kamigumi Co., Ltd.....................................   8,000     66,310
    Kaneka Corp...........................................   8,000     54,098
    Kawasaki Kisen Kaisha, Ltd............................  26,000     53,156
    Keiyo Bank, Ltd. (The)................................   4,000     20,989
    Kewpie Corp...........................................   2,600     40,029
    Kinden Corp...........................................   2,000     19,435
   *Kobe Steel, Ltd.......................................  95,000    149,914
    Konica Minolta, Inc...................................  14,500    118,642
    Kurita Water Industries, Ltd..........................   1,700     34,666
    Kyocera Corp..........................................   6,300    638,433
    Kyowa Hakko Kirin Co., Ltd............................   8,000     79,735
    LIXIL Group Corp......................................     800     18,760
    Marubeni Corp.........................................  59,000    409,616
    Marui Group Co., Ltd..................................   6,000     58,349
    Medipal Holdings Corp.................................   4,200     52,097
    MEIJI Holdings Co., Ltd...............................   2,302    107,986
    Mitsubishi Chemical Holdings Corp.....................  47,000    220,532
    Mitsubishi Corp.......................................  59,000  1,074,917
    Mitsubishi Gas Chemical Co., Inc......................  13,000     96,099
    Mitsubishi Logistics Corp.............................   2,000     29,136
    Mitsubishi Materials Corp.............................  35,000    123,117
   #Mitsubishi Tanabe Pharma Corp.........................   7,800    105,072
    Mitsubishi UFJ Financial Group, Inc................... 459,000  2,847,180
    Mitsui & Co., Ltd.....................................  67,400    902,799
   #Mitsui Chemicals, Inc.................................  29,000     66,995

                                     1511

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Mitsui Mining & Smelting Co., Ltd.....................  21,000 $ 47,040
   *Mitsui OSK Lines, Ltd.................................  32,000  123,050
    Mizuho Financial Group, Inc........................... 173,700  361,265
    MS&AD Insurance Group Holdings........................  14,150  366,220
    Nagase & Co., Ltd.....................................   2,000   25,966
    Nanto Bank, Ltd. (The)................................   3,000   11,440
    NEC Corp.............................................. 103,000  232,781
    Nippon Electric Glass Co., Ltd........................  16,000   85,945
    Nippon Express Co., Ltd...............................  27,000  127,422
    Nippon Meat Packers, Inc..............................   5,000   76,941
   #Nippon Paper Industries Co., Ltd......................   4,100   59,668
    Nippon Shokubai Co., Ltd..............................   3,000   31,002
    Nippon Steel & Sumitomo Metal Corp.................... 298,185  865,103
    Nippon Television Holdings, Inc.......................   1,900   34,355
   #Nippon Yusen KK.......................................  58,000  160,582
    Nishi-Nippon City Bank, Ltd. (The)....................  18,000   46,392
   #Nisshin Seifun Group, Inc.............................   6,000   69,509
    Nisshin Steel Holdings Co., Ltd.......................   2,300   20,055
    Nisshinbo Holdings, Inc...............................   3,000   23,090
    NKSJ Holdings, Inc....................................   2,700   67,733
    NOK Corp..............................................   2,800   44,540
  #*NTN Corp..............................................  19,000   62,194
    NTT DOCOMO, Inc.......................................     616  938,216
    Obayashi Corp.........................................  26,000  138,781
   #Oji Holdings Corp.....................................  27,000  115,027
    Onward Holdings Co., Ltd..............................   2,000   18,072
    Rengo Co., Ltd........................................   6,000   30,399
    Ricoh Co., Ltd........................................  24,000  269,429
    Rohm Co., Ltd.........................................   3,300  127,220
    Sankyo Co., Ltd.......................................   1,800   79,485
    SBI Holdings, Inc.....................................     980   10,254
    Seiko Epson Corp......................................   4,400   54,962
    Seino Holdings Co., Ltd...............................   2,000   17,937
   #Sekisui House, Ltd....................................  21,000  270,954
    Shiga Bank, Ltd. (The)................................   4,000   22,795
    Shimadzu Corp.........................................   4,000   31,503
    Shimizu Corp..........................................  20,000   83,181
    Shizuoka Bank, Ltd. (The).............................   9,000   97,328
   #Showa Denko KK........................................  49,000   65,892
    Showa Shell Sekiyu KK.................................   5,500   50,659
    SKY Perfect JSAT Holdings, Inc........................      23   12,062
    Sojitz Corp...........................................  34,370   58,438
    Sony Corp.............................................  10,400  218,348
    Sony Corp. Sponsored ADR..............................  29,100  612,264
    Sumitomo Bakelite Co., Ltd............................   2,000    7,515
    Sumitomo Chemical Co., Ltd............................  52,000  170,935
    Sumitomo Corp.........................................  45,700  610,748
    Sumitomo Electric Industries, Ltd.....................  28,800  388,657
   #Sumitomo Forestry Co., Ltd............................   3,000   31,749
    Sumitomo Heavy Industries, Ltd........................  13,000   60,320
    Sumitomo Metal Mining Co., Ltd........................  18,000  234,618
    Sumitomo Mitsui Trust Holdings, Inc...................  69,030  317,474
    Sumitomo Osaka Cement Co., Ltd........................  14,000   45,371

                                     1512

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
JAPAN -- (Continued)
    Suzuken Co. Ltd/Aichi.................................   3,000 $    93,766
    Suzuki Motor Corp.....................................  11,600     277,355
    Taisei Corp...........................................  32,000     124,561
    Takashimaya Co., Ltd..................................  12,000     117,931
    TDK Corp..............................................   4,400     158,438
    Teijin, Ltd...........................................  27,000      58,544
    Tokai Rika Co., Ltd...................................     600      12,922
    Tokyo Broadcasting System Holdings, Inc...............   1,700      22,478
    Toppan Printing Co., Ltd..............................  24,000     162,875
    Tosoh Corp............................................  21,000      74,351
    Toyo Seikan Group Holdings, Ltd.......................   5,100      84,272
    Toyoda Gosei Co., Ltd.................................   1,400      34,367
    Toyota Tsusho Corp....................................   7,600     201,539
    TV Asahi Corp.........................................     700      15,350
    Ube Industries, Ltd...................................  21,000      39,812
    UNY Group Holdings Co., Ltd...........................   5,300      34,031
    Ushio, Inc............................................   4,100      50,303
    Wacoal Holdings Corp..................................   2,000      20,278
    Yamada Denki Co., Ltd.................................   3,530     142,850
    Yamaguchi Financial Group, Inc........................   7,000      66,630
    Yamaha Corp...........................................   5,000      64,057
    Yamato Kogyo Co., Ltd.................................   1,600      51,849
    Yamazaki Baking Co., Ltd..............................   5,000      58,971
                                                                   -----------
TOTAL JAPAN...............................................          24,697,952
                                                                   -----------
NETHERLANDS -- (3.1%)
    Aegon NV..............................................  65,130     501,850
    Akzo Nobel NV.........................................   6,812     415,299
    ArcelorMittal (03938L104).............................   3,900      50,583
   #ArcelorMittal (B03XPL1)...............................  36,543     477,410
   *ING Groep NV.......................................... 109,394   1,116,578
  #*ING Groep NV Sponsored ADR............................  20,692     210,437
    Koninklijke Boskalis Westminster NV...................   1,219      45,877
    Koninklijke DSM NV....................................   4,929     346,405
    Koninklijke Philips Electronics NV....................  23,457     750,129
    Randstad Holding NV...................................     131       6,337
                                                                   -----------
TOTAL NETHERLANDS.........................................           3,920,905
                                                                   -----------
NEW ZEALAND -- (0.1%)
   #Auckland International Airport, Ltd...................   8,039      20,200
    Contact Energy, Ltd...................................  20,560      88,134
    Fletcher Building, Ltd................................      16         104
                                                                   -----------
TOTAL NEW ZEALAND.........................................             108,438
                                                                   -----------
NORWAY -- (0.8%)
    DNB ASA...............................................  33,491     557,137
   #Norsk Hydro ASA.......................................  44,745     190,211
    Orkla ASA.............................................  10,771      83,185
   *Storebrand ASA........................................  11,463      65,904

                                     1513

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
NORWAY -- (Continued)
    Subsea 7 SA...........................................   8,201 $  155,968
                                                                   ----------
TOTAL NORWAY..............................................          1,052,405
                                                                   ----------
PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA...............................  40,541     39,475
   *EDP Renovaveis SA.....................................  22,018    113,015
                                                                   ----------
TOTAL PORTUGAL............................................            152,490
                                                                   ----------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd....................................... 105,000    266,363
    DBS Group Holdings, Ltd...............................  28,449    373,334
    Golden Agri-Resources, Ltd............................ 277,000    114,281
    Hutchison Port Holdings Trust.........................  40,000     29,563
    Keppel Land, Ltd......................................  25,000     72,428
   *Neptune Orient Lines, Ltd.............................   7,000      5,909
    Noble Group, Ltd......................................  83,000     58,315
   #Olam International, Ltd...............................  39,000     52,019
   #Overseas Union Enterprise, Ltd........................   3,000      6,676
    Singapore Airlines, Ltd...............................  23,800    189,220
    Singapore Land, Ltd...................................   1,000      7,180
    United Industrial Corp., Ltd..........................  24,000     57,147
    UOL Group, Ltd........................................  12,400     68,108
    Venture Corp., Ltd....................................   3,000     17,280
    Wilmar International, Ltd.............................  58,000    143,564
                                                                   ----------
TOTAL SINGAPORE...........................................          1,461,387
                                                                   ----------
SPAIN -- (2.0%)
    Acciona SA............................................     930     43,854
   #Banco de Sabadell SA..................................  51,305    105,063
   *Banco Popular Espanol SA..............................  40,244    176,891
    Banco Santander SA.................................... 155,452  1,137,275
    CaixaBank.............................................  21,091     77,795
    Iberdrola SA.......................................... 125,486    694,394
    Repsol SA.............................................  11,758    281,795
                                                                   ----------
TOTAL SPAIN...............................................          2,517,067
                                                                   ----------
SWEDEN -- (2.9%)
    Boliden AB............................................   7,090    100,113
    Meda AB Class A.......................................   6,993     81,862
    Nordea Bank AB........................................  85,572  1,084,670
    Skandinaviska Enskilda Banken AB Class A..............  54,182    598,083
   #SSAB AB Class A.......................................   5,533     35,981
    SSAB AB Class B.......................................   2,545     14,199
    Svenska Cellulosa AB Class A..........................     318      8,408
    Svenska Cellulosa AB Class B..........................  18,740    495,724
    Telefonaktiebolaget LM Ericsson Class A...............     164      1,853
    Telefonaktiebolaget LM Ericsson Class B...............  47,807    565,093
    Telefonaktiebolaget LM Ericsson Sponsored ADR.........  30,813    361,436
    TeliaSonera AB........................................  30,837    223,039

                                     1514

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SWEDEN -- (Continued)
    Trelleborg AB Class B.................................   2,022 $   35,563
                                                                   ----------
TOTAL SWEDEN..............................................          3,606,024
                                                                   ----------
SWITZERLAND -- (7.0%)
    Adecco SA.............................................   3,535    224,753
    Aryzta AG.............................................   2,519    155,558
    Baloise Holding AG....................................   2,199    238,732
    Clariant AG...........................................   9,501    148,527
    Credit Suisse Group AG................................  50,692  1,489,016
    Givaudan SA...........................................     129    179,549
    Holcim, Ltd...........................................   9,610    695,204
    Lonza Group AG........................................     799     61,498
    Novartis AG ADR.......................................  10,786    772,385
    Sika AG...............................................       7     19,494
    Sulzer AG.............................................   1,072    160,213
    Swiss Life Holding AG.................................   1,200    215,341
    Swiss Re AG...........................................  11,976    954,871
    UBS AG (B18YFJ4)......................................  98,846  1,946,379
    UBS AG (H89231338)....................................  14,791    290,939
    Zurich Insurance Group AG.............................   4,528  1,219,699
                                                                   ----------
TOTAL SWITZERLAND.........................................          8,772,158
                                                                   ----------
UNITED KINGDOM -- (17.5%)
    Anglo American P.L.C..................................  16,899    362,494
    Aviva P.L.C...........................................  44,816    252,870
    Barclays P.L.C........................................     293      1,280
    Barclays P.L.C. Sponsored ADR.........................  95,342  1,666,578
    BP P.L.C. Sponsored ADR...............................  99,008  4,102,892
    Carnival P.L.C........................................   3,014    116,021
   #Carnival P.L.C. ADR...................................   2,954    113,906
    Coca-Cola HBC AG ADR..................................   1,125     29,261
    Eurasian Natural Resources Corp. P.L.C................   1,137      3,771
    Glencore Xstrata P.L.C................................ 170,364    719,472
    HSBC Holdings P.L.C. Sponsored ADR....................  63,817  3,621,615
   *International Consolidated Airlines Group SA..........  30,103    133,120
    Investec P.L.C........................................   6,563     43,910
    J Sainsbury P.L.C.....................................  44,505    266,698
    Kazakhmys P.L.C.......................................   6,164     24,482
    Kingfisher P.L.C......................................  66,998    405,337
   *Lloyds Banking Group P.L.C............................ 422,274    439,658
   *Lloyds Banking Group P.L.C. ADR....................... 194,838    812,474
    Mondi P.L.C...........................................   2,080     30,993
    Old Mutual P.L.C......................................  77,021    227,466
    Resolution, Ltd.......................................  48,633    239,328
   *Royal Bank of Scotland Group P.L.C....................  28,132    135,849
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.....  15,075    145,323
    Royal Dutch Shell P.L.C. ADR (780259206)..............  19,830  1,355,380
    Royal Dutch Shell P.L.C. ADR (780259107)..............  38,739  2,745,433
    RSA Insurance Group P.L.C.............................  46,829     89,202
    Travis Perkins P.L.C..................................      44      1,139
    Vedanta Resources P.L.C...............................   3,221     57,023
    Vodafone Group P.L.C.................................. 672,985  2,015,640

                                     1515

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                         -------- ------------
UNITED KINGDOM -- (Continued)
    Vodafone Group P.L.C. Sponsored ADR.................   51,126 $  1,531,224
    WM Morrison Supermarkets P.L.C......................   63,021      277,387
                                                                  ------------
TOTAL UNITED KINGDOM....................................            21,967,226
                                                                  ------------
TOTAL COMMON STOCKS.....................................           119,049,459
                                                                  ------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE........................      398       33,745
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
   *New Hotel Rights 06/11/13...........................    1,938           --
                                                                  ------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 08/02/13..................  155,452       34,430
   *CaixaBank SA Rights 08/19/13........................   21,091        1,487
                                                                  ------------
TOTAL SPAIN.............................................                35,917
                                                                  ------------
TOTAL RIGHTS/WARRANTS...................................                35,917
                                                                  ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)     VALUE+
                                                         -------- ------------
SECURITIES LENDING COLLATERAL -- (5.3%)
   (S)@DFA Short Term Investment Fund...................  518,583    6,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.10%, 08/01/13 (Collateralized by $959,689
     FNMA, rates ranging from 4.500% to 6.000%,
     maturities ranging from 01/01/40 to 05/01/42,
     valued at $615,774) to be repurchased at $603,702.. $    604      603,700
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL.....................             6,603,700
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $128,133,998)^^.....          $125,722,821
                                                                  ============

                                     1516

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- ------------
Common Stocks
   Australia.......................          -- $ 6,069,832   --    $  6,069,832
   Austria.........................          --     288,485   --         288,485
   Belgium.........................          --   1,572,808   --       1,572,808
   Canada.......................... $11,907,114          --   --      11,907,114
   Denmark.........................     485,496   1,340,677   --       1,826,173
   Finland.........................          --     970,094   --         970,094
   France..........................      91,250  12,180,673   --      12,271,923
   Germany.........................   1,605,259   9,013,519   --      10,618,778
   Greece..........................          --      26,983   --          26,983
   Hong Kong.......................          --   2,952,393   --       2,952,393
   Ireland.........................     201,347      37,863   --         239,210
   Israel..........................          --     578,217   --         578,217
   Italy...........................     170,624   1,300,773   --       1,471,397
   Japan...........................     612,264  24,085,688   --      24,697,952
   Netherlands.....................     261,020   3,659,885   --       3,920,905
   New Zealand.....................          --     108,438   --         108,438
   Norway..........................          --   1,052,405   --       1,052,405
   Portugal........................          --     152,490   --         152,490
   Singapore.......................          --   1,461,387   --       1,461,387
   Spain...........................          --   2,517,067   --       2,517,067
   Sweden..........................     959,519   2,646,505   --       3,606,024
   Switzerland.....................   1,063,324   7,708,834   --       8,772,158
   United Kingdom..................  16,124,086   5,843,140   --      21,967,226
Preferred Stocks...................
   Germany.........................          --      33,745   --          33,745
Rights/Warrants....................
   Hong Kong.......................          --          --   --              --
   Spain...........................          --      35,917   --          35,917
Securities Lending Collateral......          --   6,603,700   --       6,603,700
                                    ----------- -----------   --    ------------
TOTAL.............................. $33,481,303 $92,241,518   --    $125,722,821
                                    =========== ===========   ==    ============

                                     1517

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES  VALUE++
                                                           ------- --------
COMMON STOCKS -- (87.7%)
AUSTRALIA -- (4.4%)
    Adelaide Brighton, Ltd................................   8,351 $ 24,610
   *AED Oil, Ltd..........................................   4,139       --
   *Alkane Resources, Ltd.................................  19,700    7,436
   *Alliance Resources, Ltd...............................  21,658    2,928
    Amalgamated Holdings, Ltd.............................   5,533   41,369
    Amcom Telecommunications, Ltd.........................  11,807   19,716
   *Ampella Mining, Ltd...................................     616       72
   *Antares Energy, Ltd...................................  12,881    5,496
   #APN News & Media, Ltd.................................  27,122    7,188
  #*Aquarius Platinum, Ltd................................  18,485   13,329
  #*Aquila Resources, Ltd.................................   5,368   10,071
   *Arafura Resources, Ltd................................   7,863      741
    ARB Corp., Ltd........................................   3,547   43,093
    Aristocrat Leisure, Ltd...............................  15,145   59,084
    Arrium, Ltd........................................... 103,191   92,159
    Atlas Iron, Ltd.......................................  49,744   36,423
  #*Aurora Oil & Gas, Ltd.................................  28,855   83,683
   #Ausdrill, Ltd.........................................  21,215   20,561
   #Ausenco, Ltd..........................................   4,682    6,406
   *Austal, Ltd...........................................   6,527    4,958
    Austbrokers Holdings, Ltd.............................   1,667   16,542
   #Austin Engineering, Ltd...............................   1,943    7,214
   *Australian Agricultural Co., Ltd......................  21,165   21,878
    Australian Infrastructure Fund........................  40,779      476
   #Australian Pharmaceutical Industries, Ltd.............  21,680    8,665
    Automotive Holdings Group, Ltd........................  12,565   42,820
   *AVJennings, Ltd.......................................  30,044   12,700
   *AWE, Ltd..............................................  35,889   43,504
    BC Iron, Ltd..........................................   5,402   17,918
    Beach Energy, Ltd.....................................  87,341  105,041
  #*Billabong International, Ltd..........................   8,660    3,153
    Blackmores, Ltd.......................................     382    8,972
   *BlueScope Steel, Ltd..................................   1,808    8,722
   #Boart Longyear, Ltd...................................  30,454   14,068
  #*Boom Logistics, Ltd...................................  20,098    2,260
   #Bradken, Ltd..........................................  11,422   50,600
   #Breville Group, Ltd...................................   3,008   20,385
    Brickworks, Ltd.......................................   2,046   22,516
   #Cabcharge Australia, Ltd..............................   9,538   37,136
   #Cardno, Ltd...........................................   5,121   25,168
   *Carnarvon Petroleum, Ltd..............................   6,703      344
    carsales.com, Ltd.....................................   3,573   31,942
    Cash Converters International, Ltd....................  15,875   16,838
    Cedar Woods Properties, Ltd...........................   2,100   10,734
  #*Ceramic Fuel Cells, Ltd...............................  91,856    3,715
   *Citigold Corp., Ltd...................................  58,895    2,646
   #Clough, Ltd...........................................  17,664   22,684
  #*Coal of Africa, Ltd...................................  22,474    3,246
   *Coalspur Mines, Ltd...................................  21,206    5,627
  #*Cockatoo Coal, Ltd....................................  39,936    2,082
   #Codan, Ltd............................................   2,725    4,692

                                     1518

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
AUSTRALIA -- (Continued)
    CSG, Ltd..............................................  14,081 $ 12,403
    CSR, Ltd..............................................  39,692   78,090
  #*Cudeco, Ltd...........................................   4,262    6,013
   #David Jones, Ltd......................................  33,723   81,797
   #Decmil Group, Ltd.....................................   8,327   15,711
   *Deep Yellow, Ltd......................................  47,823    1,708
  #*Discovery Metals, Ltd.................................  38,473    5,520
   #Domino's Pizza Enterprises, Ltd.......................     611    6,378
    Downer EDI, Ltd.......................................  26,889   91,060
  #*Drillsearch Energy, Ltd...............................  22,128   27,227
    DuluxGroup, Ltd.......................................  19,316   77,423
    Echo Entertainment Group, Ltd.........................  36,913   87,025
  #*Elders, Ltd...........................................  15,828    1,123
   #Emeco Holdings, Ltd...................................  37,864    8,484
  #*Energy World Corp., Ltd...............................  50,545   27,240
    Envestra, Ltd.........................................  91,701   91,512
  #*Evolution Mining, Ltd.................................   9,266    7,262
   #Fairfax Media, Ltd.................................... 140,008   60,383
    FKP Property Group....................................  13,581   18,374
   #Fleetwood Corp., Ltd..................................   6,315   22,591
    FlexiGroup, Ltd.......................................   6,860   28,107
  #*Flinders Mines, Ltd................................... 135,740    5,727
   #Forge Group, Ltd......................................   2,468    9,777
    G8 Education, Ltd.....................................   4,894   11,783
  #*Galaxy Resources, Ltd.................................  21,890    3,050
  #*Gindalbie Metals, Ltd.................................  27,192    4,029
   *Goodman Fielder, Ltd.................................. 127,846   87,839
    GrainCorp, Ltd. Class A...............................  11,240  124,904
  #*Gryphon Minerals, Ltd.................................  13,245    2,214
   #GUD Holdings, Ltd.....................................   5,383   31,004
  #*Gunns, Ltd............................................  32,848       --
   #GWA Group, Ltd........................................  14,186   31,353
    Hills Holdings, Ltd...................................  26,079   28,623
  #*Horizon Oil, Ltd......................................  65,914   21,921
    iiNET, Ltd............................................   9,099   49,618
   #Imdex, Ltd............................................  13,781    9,406
   #Independence Group NL.................................  15,853   46,175
  #*Infigen Energy, Ltd...................................  14,000    3,841
   *Intrepid Mines, Ltd...................................   7,169    1,739
    Invocare, Ltd.........................................   6,435   67,313
    IOOF Holdings, Ltd....................................  13,685  101,837
   #Iress, Ltd............................................   6,392   47,547
   *Iron Ore Holdings, Ltd................................   7,983    5,276
  #*Ivanhoe Australia, Ltd................................   4,697      739
   #JB Hi-Fi, Ltd.........................................   7,902  131,927
   *Kagara, Ltd...........................................  27,762    2,994
  #*Karoon Gas Australia, Ltd.............................   5,930   30,180
   #Kingsgate Consolidated, Ltd...........................   8,435   12,109
  #*Linc Energy, Ltd......................................  12,969   18,837
   *Lynas Corp., Ltd......................................  10,000    3,640
   #M2 Telecommunications Group, Ltd......................   6,305   35,466
   #MACA, Ltd.............................................   3,463    6,380
    Macmahon Holdings, Ltd................................  69,831    9,090

                                     1519

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
AUSTRALIA -- (Continued)
    McMillan Shakespeare, Ltd.............................  1,941 $ 14,175
   #Medusa Mining, Ltd....................................  6,840   14,224
    Mermaid Marine Australia, Ltd......................... 11,719   41,349
    Miclyn Express Offshore, Ltd..........................  1,826    3,184
    Mincor Resources NL................................... 14,047    6,567
   *Mineral Deposits, Ltd.................................  3,059    5,906
   #Mineral Resources, Ltd................................  6,649   56,748
  #*Mirabela Nickel, Ltd..................................  6,589      456
   *Molopo Energy, Ltd.................................... 15,907    3,499
   #Monadelphous Group, Ltd...............................  5,112   75,571
    Mortgage Choice, Ltd.................................. 10,500   22,858
    Mount Gibson Iron, Ltd................................ 38,346   19,275
   #Myer Holdings, Ltd.................................... 33,872   81,573
   #Navitas, Ltd.......................................... 19,169  103,383
    NIB Holdings, Ltd..................................... 27,676   55,483
    Northern Star Resources, Ltd.......................... 14,924   11,632
    Nufarm, Ltd...........................................  9,844   39,787
    Oakton, Ltd...........................................  7,474    7,799
  #*Orocobre, Ltd.........................................  6,242    9,932
    OZ Minerals, Ltd...................................... 18,751   68,664
    Pacific Brands, Ltd................................... 63,194   46,886
  #*Paladin Energy, Ltd................................... 45,144   40,550
    PanAust, Ltd..........................................  3,127    5,504
    Panoramic Resources, Ltd..............................  7,300    1,739
   *PaperlinX, Ltd........................................ 26,157    1,174
  #*Peet, Ltd.............................................  8,023    8,431
   *Perilya, Ltd.......................................... 31,484    4,956
   #Perpetual, Ltd........................................  2,899  104,368
  #*Perseus Mining, Ltd................................... 24,847   13,108
  #*Pharmaxis, Ltd........................................ 18,394    2,722
  #*Platinum Australia, Ltd............................... 23,193      800
   *PMP, Ltd.............................................. 17,571    4,340
    Premier Investments, Ltd..............................  4,784   33,491
    Prime Media Group, Ltd................................  5,377    4,998
    Programmed Maintenance Services, Ltd..................  4,827   10,669
  #*Ramelius Resources, Ltd............................... 16,758    2,106
   #RCR Tomlinson, Ltd.................................... 10,693   22,854
    REA Group, Ltd........................................  1,460   43,007
   #Reckon, Ltd...........................................  1,448    3,222
   *Red Fork Energy, Ltd..................................  6,630    2,618
   *Regis Resources, Ltd.................................. 12,481   39,765
   #Reject Shop, Ltd. (The)...............................  1,897   27,910
    Resolute Mining, Ltd.................................. 26,394   19,348
    Retail Food Group, Ltd................................  3,014   11,372
  #*Rex Minerals, Ltd.....................................  7,834    4,047
   #Ridley Corp., Ltd..................................... 33,330   25,737
   *Roc Oil Co., Ltd...................................... 66,001   29,650
   #SAI Global, Ltd....................................... 14,562   49,607
   #Salmat, Ltd...........................................  3,642    7,103
   *Samson Oil & Gas, Ltd................................. 76,724    2,531
   *Sandfire Resources NL.................................  2,891   14,225
  #*Saracen Mineral Holdings, Ltd......................... 27,646    3,991
    Select Harvests, Ltd..................................  3,697   12,209

                                     1520

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
AUSTRALIA -- (Continued)
   *Senex Energy, Ltd.....................................  51,668 $   35,230
   #Servcorp, Ltd.........................................   1,569      4,936
    Service Stream, Ltd...................................  21,994      2,768
    Sigma Pharmaceuticals, Ltd............................  73,664     43,711
   *Silex Systems, Ltd....................................   1,112      2,609
   *Silver Lake Resources, Ltd............................  25,841     18,831
   #Sims Metal Management, Ltd............................   9,784     78,742
    Sirtex Medical, Ltd...................................   2,800     31,370
   #Skilled Group, Ltd....................................  14,670     39,044
   #SMS Management & Technology, Ltd......................   6,207     29,546
    Southern Cross Media Group, Ltd.......................  67,418     89,401
    Spark Infrastructure Group............................      78        125
   #Specialty Fashion Group, Ltd..........................  19,600     15,161
  #*St Barbara, Ltd.......................................  26,761     11,938
  #*Starpharma Holdings, Ltd..............................   8,008      6,968
   *Straits Resources, Ltd................................  11,702        147
    STW Communications Group, Ltd.........................  29,890     44,021
    Sunland Group, Ltd....................................  14,139     18,419
    Super Retail Group, Ltd...............................  11,908    135,080
   *Tap Oil, Ltd..........................................  20,587      9,807
    Tassal Group, Ltd.....................................   7,976     18,080
    Technology One, Ltd...................................  23,020     43,019
  #*Ten Network Holdings, Ltd............................. 107,739     26,636
   *Tiger Resources, Ltd..................................  13,405      2,411
   #Tox Free Solutions, Ltd...............................   5,306     15,553
    TPG Telecom, Ltd......................................  25,871     85,800
   #Transfield Services, Ltd..............................  28,963     23,148
   *Transpacific Industries Group, Ltd....................  56,812     43,635
   #Troy Resources, Ltd...................................   2,843      3,618
    Trust Co., Ltd. (The).................................     659      3,619
   #UGL, Ltd..............................................   1,643     10,733
   *Unity Mining, Ltd.....................................  12,000        777
    UXC, Ltd..............................................  17,099     17,728
    Village Roadshow, Ltd.................................  10,695     56,804
  #*Virgin Australia Holdings, Ltd........................ 110,192     45,090
    Virgin Australia Holdings, Ltd. (B7L5734)............. 110,192         --
   *Watpac, Ltd...........................................   6,412      3,051
   #Western Areas, Ltd....................................   7,565     21,076
  #*White Energy Co., Ltd.................................   9,723      1,270
    WHK Group, Ltd........................................   9,562      6,696
    Wide Bay Australia, Ltd...............................     777      3,636
   #Wotif.com Holdings, Ltd...............................   5,438     24,195
                                                                   ----------
TOTAL AUSTRALIA...........................................          5,076,912
                                                                   ----------
AUSTRIA -- (0.8%)
    Agrana Beteiligungs AG................................     319     40,656
    Atrium European Real Estate, Ltd......................  11,257     63,181
   #EVN AG................................................   2,083     26,703
    Flughafen Wien AG.....................................     669     42,506
   #Kapsch TrafficCom AG..................................     127      5,417
    Lenzing AG............................................     468     35,516
    Mayr Melnhof Karton AG................................     840     92,031
    Oberbank AG...........................................   1,045     66,465

                                     1521

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
AUSTRIA -- (Continued)
   #Oesterreichische Post AG..............................  1,448 $   61,711
    Palfinger AG..........................................    904     28,258
    RHI AG................................................  2,079     65,394
    S IMMO AG.............................................  2,718     16,657
    Schoeller-Bleckmann Oilfield Equipment AG.............    838     98,790
   #Semperit AG Holding...................................    778     28,926
    Strabag SE............................................  1,012     22,676
    Telekom Austria AG....................................  3,235     22,473
    Uniqa Versicherungen AG...............................  5,403     73,332
   #Wienerberger AG.......................................  7,298     95,378
   #Zumtobel AG...........................................  2,862     35,162
                                                                  ----------
TOTAL AUSTRIA.............................................           921,232
                                                                  ----------
BELGIUM -- (1.2%)
   *Ablynx NV.............................................  1,907     17,524
    Ackermans & van Haaren NV.............................  2,145    194,412
   *AGFA-Gevaert NV....................................... 15,370     30,627
    Arseus NV.............................................  1,959     51,202
    Banque Nationale de Belgique..........................     20     72,164
    Barco NV..............................................  1,156     86,543
    Cie d'Entreprises CFE.................................    616     37,376
   *Cie Immobiliere de Belgique SA........................    200      9,481
    Cie Maritime Belge SA.................................  1,500     29,820
    D'ieteren SA..........................................  2,276    103,273
   *Deceuninck NV.........................................  6,500     10,288
    Econocom Group........................................  7,084     56,559
   #Elia System Operator SA...............................  1,752     74,008
  #*Euronav NV............................................  1,500      7,390
    EVS Broadcast Equipment SA............................    753     54,431
    Exmar NV..............................................  1,500     17,294
  #*Galapagos NV..........................................    981     21,171
   *Ion Beam Applications.................................    675      5,355
    Kinepolis Group NV....................................    400     53,738
    Lotus Bakeries........................................      6      5,125
    Melexis NV............................................  1,570     36,898
    Mobistar SA...........................................    316      4,506
   #NV Bekaert SA.........................................  3,021    106,217
   #Nyrstar...............................................  6,040     26,662
    Recticel SA...........................................  1,421     10,089
   *Roularta Media Group NV...............................    455      6,835
    Sipef SA..............................................    540     36,699
   #Tessenderlo Chemie NV.................................  2,881     78,056
  #*ThromboGenics NV......................................  1,936     79,543
    Van de Velde NV.......................................    393     18,595
                                                                  ----------
TOTAL BELGIUM.............................................         1,341,881
                                                                  ----------
CANADA -- (7.7%)
  #*5N Plus, Inc..........................................  2,300      4,926
   #Aastra Technologies, Ltd..............................    800     20,064
    Absolute Software Corp................................  2,400     16,403
    Acadian Timber Corp...................................    500      6,669
   *Advantage Oil & Gas, Ltd.............................. 10,879     39,296

                                     1522

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
   #Aecon Group, Inc......................................  5,091 $ 58,786
   #AG Growth International, Inc..........................  1,006   36,426
   #AGF Management, Ltd. Class B..........................  5,044   58,931
   *Ainsworth Lumber Co., Ltd.............................  5,800   19,200
    Akita Drilling, Ltd. Class A..........................  1,200   15,387
    Alacer Gold Corp...................................... 10,187   24,101
   #Alamos Gold, Inc......................................  6,369   93,820
   #Alaris Royalty Corp...................................    900   29,793
  #*Alexco Resource Corp..................................  2,700    3,391
    Algonquin Power & Utilities Corp...................... 11,549   78,485
   #Alliance Grain Traders, Inc...........................    462    7,120
   *Altius Minerals Corp..................................  1,000   10,418
   *Anderson Energy, Ltd..................................  5,100      819
   *Angle Energy, Inc.....................................  2,700    7,939
   *Antrim Energy, Inc....................................  6,500      601
  #*Argonaut Gold Inc.....................................  9,592   63,598
  #*Asanko Gold, Inc......................................  2,901    7,287
   *Atrium Innovations, Inc...............................    831   11,942
   *ATS Automation Tooling Systems, Inc...................  5,060   56,458
   *Aura Minerals, Inc....................................  5,100      422
   #AuRico Gold, Inc...................................... 18,382   84,832
    AutoCanada, Inc.......................................    700   19,485
   *Axia NetMedia Corp....................................  4,000    6,153
   *B2Gold Corp........................................... 16,018   46,786
   #Badger Daylighting, Ltd...............................    600   28,665
  #*Ballard Power Systems, Inc............................  3,700    7,205
   *Bankers Petroleum, Ltd................................ 14,456   41,942
   *Bellatrix Exploration, Ltd............................  7,100   46,660
   *Birchcliff Energy, Ltd................................  7,200   53,837
   #Bird Construction, Inc................................  2,238   27,215
   #Black Diamond Group, Ltd..............................  1,800   43,077
  #*BlackPearl Resources, Inc............................. 20,370   31,732
    BMTC Group, Inc. Class A..............................    850   11,230
   *BNK Petroleum, Inc....................................  3,400    2,748
   #Bonterra Energy Corp..................................    961   46,015
   *Boralex, Inc. Class A.................................  2,200   22,919
  #*Brigus Gold Corp...................................... 11,639    6,572
   *Brookfield Residential Properties, Inc................  3,970   81,789
  #*Burcon NutraScience Corp..............................    600    1,752
    Calfrac Well Services, Ltd............................  2,600   86,194
   *Calvalley Petroleums, Inc. Class A....................  2,013    3,038
   #Canaccord Financial, Inc..............................  5,950   37,249
  #*Canacol Energy, Ltd...................................  1,750    6,406
    Canada Bread Co., Ltd.................................    800   46,772
   #Canadian Energy Services & Technology Corp............  2,111   38,249
    Canadian Western Bank.................................    842   23,708
   *Canam Group, Inc. Class A.............................  2,100   20,201
    CanElson Drilling, Inc................................  2,137   12,629
   #Canexus Corp..........................................  3,100   25,745
   *Canfor Corp...........................................  7,200  151,907
   #Canfor Pulp Products, Inc.............................  1,443   12,841
   *Cangene Corp..........................................  2,500    5,331
   #Canyon Services Group, Inc............................  1,400   17,161

                                     1523

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
    Capital Power Corp....................................  5,245 $106,422
    Capstone Infrastructure Corp..........................  1,494    5,833
   *Capstone Mining Corp.................................. 13,215   24,961
    Cascades, Inc.........................................  3,900   22,251
   #Cash Store Financial Services, Inc. (The).............    605    1,473
    Cathedral Energy Services, Ltd........................    511    2,373
    CCL Industries, Inc. Class B..........................  1,500  101,631
   *Celestica, Inc........................................ 16,300  172,665
    Centerra Gold, Inc....................................     11       49
   *Cequence Energy, Ltd..................................  2,168    3,314
  #*China Gold International Resources Corp., Ltd.........  9,700   25,216
   *Chinook Energy, Inc...................................  1,124    1,105
    Churchill Corp. Class A...............................  1,045    9,086
   #Cineplex, Inc.........................................  3,352  121,209
   #CML HealthCare, Inc...................................  4,873   50,481
    Cogeco Cable, Inc.....................................  1,000   48,097
    Cogeco, Inc...........................................    400   17,817
   *COM DEV International, Ltd............................  4,500   16,736
    Computer Modelling Group, Ltd.........................  1,881   47,048
   *Connacher Oil and Gas, Ltd............................ 18,200    4,784
    Contrans Group, Inc. Class A..........................  1,122   12,038
  #*Copper Mountain Mining Corp...........................  3,835    5,862
   #Corby Distilleries, Ltd. Class A......................    900   18,226
   *Corridor Resources, Inc...............................  2,900    2,372
   #Corus Entertainment, Inc. Class B.....................  5,600  135,488
    Cott Corp.............................................  9,010   75,354
   *Crew Energy, Inc......................................  7,852   40,365
    Davis + Henderson Corp................................  3,766   91,336
   *DeeThree Exploration, Ltd.............................  5,400   41,850
   *Delphi Energy Corp....................................  7,188   11,897
  #*Denison Mines Corp.................................... 20,344   25,749
   *Descartes Systems Group, Inc. (The)...................  5,100   59,039
   #DirectCash Payments, Inc..............................    100    2,291
   *Dominion Diamond Corp.................................  6,354   89,888
    Dorel Industries, Inc. Class B........................  1,600   58,557
  #*DragonWave, Inc.......................................  1,751    5,421
  #*Duluth Metals, Ltd....................................  6,500    8,797
  #*Dundee Precious Metals, Inc...........................  5,755   28,576
    E-L Financial Corp., Ltd..............................    104   65,816
  #*Eastern Platinum, Ltd................................. 39,900    3,108
   *Eco Oro Minerals Corp.................................  2,300    1,232
   #Enbridge Income Fund Holdings, Inc....................  2,795   66,807
   *Endeavour Mining Corp.................................  3,313    2,193
   *Endeavour Silver Corp.................................  4,916   19,528
    Enerflex, Ltd.........................................  3,109   44,163
   *Energy Fuels, Inc..................................... 16,528    2,897
    Equitable Group, Inc..................................    400   15,617
   *Essential Energy Services Trust.......................  2,593    6,564
    Evertz Technologies, Ltd..............................  3,700   53,747
   *Excellon Resources, Inc...............................  1,910    3,143
   #Exchange Income Corp..................................    743   18,881
   #Extendicare Inc.......................................  4,600   30,723
  #*First Majestic Silver Corp............................  7,600   99,227

                                     1524

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
    First National Financial Corp.........................    800 $ 14,020
    FirstService Corp.....................................  1,537   57,179
   *Forsys Metals Corp....................................  2,500    1,241
  #*Fortress Paper, Ltd. Class A..........................    500    3,339
   *Fortuna Silver Mines, Inc.............................  8,500   29,710
    Genivar, Inc..........................................  2,117   50,498
    Glacier Media, Inc....................................  1,800    2,786
    Gluskin Sheff + Associates, Inc.......................  1,000   21,663
   *GLV, Inc. Class A.....................................    781    3,004
    GMP Capital, Inc......................................  2,541   15,586
  #*Golden Star Resources, Ltd............................ 13,100    6,505
   *Gran Tierra Energy, Inc............................... 18,587  114,913
   *Great Canadian Gaming Corp............................  5,600   52,832
   *Great Panther Silver, Ltd.............................  9,200    8,062
  #*Guyana Goldfields, Inc................................  3,229    5,407
    Heroux-Devtek, Inc....................................  2,400   19,979
   #Home Capital Group, Inc...............................  1,850  112,772
    Horizon North Logistics, Inc..........................  5,600   36,857
    HudBay Minerals, Inc.................................. 12,631   85,100
  #*Imax Corp.............................................  2,881   72,509
   *Imperial Metals Corp..................................  5,000   49,654
   *Imris, Inc............................................  1,500    4,133
    Innergex Renewable Energy, Inc........................  4,910   41,446
   *International Forest Products, Ltd. Class A...........  5,200   57,260
   #International Minerals Corp...........................  1,000    1,860
   *International Tower Hill Mines, Ltd...................  1,260      687
    Intertape Polymer Group, Inc..........................  2,802   32,901
   *Ithaca Energy, Inc.................................... 14,811   26,245
  #*Ivanhoe Energy, Inc...................................  3,367    3,016
  #*Jaguar Mining, Inc....................................  4,030    1,118
   #Just Energy Group, Inc................................ 10,855   76,939
   *Kelt Exploration, Ltd.................................  1,500   11,756
   #Killam Properties, Inc................................  3,268   33,409
   *Kingsway Financial Services, Inc......................    600    2,278
  #*Kirkland Lake Gold, Inc...............................  5,200   17,619
   *Labrador Iron Mines Holdings, Ltd.....................  1,400      682
  #*Lake Shore Gold Corp.................................. 15,400    5,098
  #*Laramide Resources, Ltd...............................  1,600      966
    Laurentian Bank of Canada.............................  2,100   92,109
   *Le Chateau, Inc. Class A..............................  1,200    6,122
   *Legacy Oil + Gas, Inc................................. 16,233   97,041
   #Leisureworld Senior Care Corp.........................  1,171   14,274
    Leon's Furniture, Ltd.................................  2,400   29,208
   #Lightstream Resources, Ltd............................ 14,201  115,863
    Linamar Corp..........................................  3,100   96,311
   #Liquor Stores N.A., Ltd...............................    966   16,308
   *Long Run Exploration, Ltd.............................  5,150   20,207
  #*MAG Silver Corp.......................................  2,486   14,716
    Major Drilling Group International....................  3,673   24,997
    Manitoba Telecom Services, Inc........................    232    7,718
    Maple Leaf Foods, Inc.................................  7,600  106,182
    Martinrea International, Inc..........................  5,233   61,139
   *Maxim Power Corp......................................  1,300    3,772

                                     1525

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
   #Medical Facilities Corp...............................  1,600 $ 23,912
   *Mega Uranium, Ltd.....................................  2,800      273
   *Mercator Minerals, Ltd................................  8,400      900
  #*Mood Media Corp.......................................  7,900    8,307
   #Morneau Shepell, Inc..................................  3,901   53,249
    MTY Food Group, Inc...................................    200    6,126
   #Mullen Group, Ltd.....................................  4,451  110,809
   *Nautilus Minerals, Inc................................  5,100    1,788
    Nevsun Resources, Ltd.................................  7,035   23,699
   #New Flyer Industries, Inc.............................    400    4,529
    Newalta Corp..........................................  2,495   34,518
   #Niko Resources, Ltd...................................  1,800   12,671
    Norbord, Inc..........................................  1,690   53,394
    Nordion, Inc..........................................  8,500   61,985
   *North American Energy Partners, Inc...................  1,500    7,492
  #*North American Palladium, Ltd.........................  5,795    7,222
    North West Co., Inc. (The)............................  2,674   62,066
  #*Northern Dynasty Minerals, Ltd........................  2,375    5,596
   #Northland Power, Inc..................................  3,254   53,478
  #*Novagold Resources, Inc...............................  4,050   11,751
   *NuVista Energy, Ltd...................................  6,324   41,869
  #*OceanaGold Corp....................................... 11,371   18,046
   *Paladin Labs, Inc.....................................    787   42,534
   *Parex Resources, Inc..................................  5,882   29,722
   #Parkland Fuel Corp....................................  3,959   66,144
   #Pason Systems, Inc....................................  3,500   66,347
  #*Perpetual Energy, Inc.................................  4,555    5,144
   *Petrobank Energy & Resources, Ltd.....................  6,259    3,473
   #Petrominerales, Ltd...................................  5,292   28,802
   #PHX Energy Services Corp..............................    700    7,592
   *Pilot Gold, Inc.......................................  2,374    2,519
  #*Polymet Mining Corp................................... 10,894    8,273
  #*Poseidon Concepts Corp................................  2,814       10
   #Premium Brands Holdings Corp..........................  1,330   24,797
   *Primero Mining Corp...................................  4,117   19,801
    QLT, Inc..............................................  5,800   25,129
   *Questerre Energy Corp. Class A........................  6,950    7,376
   *Ram Power Corp........................................  2,670      624
    Reitmans Canada, Ltd. Class A.........................  4,500   44,295
  #*Resverlogix Corp......................................  1,300      709
    Richelieu Hardware, Ltd...............................  1,000   42,109
   #Ritchie Bros Auctioneers, Inc.........................  6,300  121,449
   *RMP Energy, Inc.......................................  4,727   20,572
   #Rogers Sugar, Inc.....................................  5,100   30,041
    RONA, Inc............................................. 10,785  120,230
   *Rubicon Minerals Corp.................................  8,300   10,990
   #Russel Metals, Inc....................................  4,900  122,083
   *Sabina Gold & Silver Corp.............................  5,619    6,018
   *San Gold Corp......................................... 10,700    1,354
   *Sandvine Corp.........................................  5,900   11,144
  #*Santonia Energy, Inc..................................  5,400    8,622
   #Savanna Energy Services Corp..........................  6,382   45,856
  #*Scorpio Mining Corp...................................  6,390    2,271

                                     1526

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
    Secure Energy Services, Inc...........................  3,394 $ 46,394
   #SEMAFO, Inc........................................... 18,100   31,897
    Sherritt International Corp........................... 22,637   86,616
   *Shore Gold, Inc....................................... 15,000    2,337
   *Sierra Wireless, Inc..................................  2,200   28,445
  #*Silver Standard Resources, Inc........................  6,506   49,915
   *Southern Pacific Resource Corp........................ 28,100    9,575
  #*SouthGobi Resources, Ltd..............................  9,305    9,059
   #Sprott Resource Corp..................................  6,554   22,589
   #Sprott, Inc...........................................  5,388   14,059
   #Spyglass Resources Corp...............................    683    1,150
   *St Andrew Goldfields, Ltd............................. 13,300    3,885
    Stantec, Inc..........................................  3,000  138,740
    Stella-Jones, Inc.....................................    700   67,656
   #Student Transportation, Inc...........................  3,797   25,064
  #*Sulliden Gold Corp., Ltd.............................. 10,800    9,569
   *SunOpta, Inc..........................................  3,300   26,507
   #Superior Plus Corp....................................  9,714  114,627
   *Surge Energy, Inc.....................................  5,000   25,898
  #*TAG Oil, Ltd..........................................  4,231   15,777
   *Taseko Mines, Ltd..................................... 16,000   33,025
   *Tembec, Inc...........................................  1,115    2,584
  #*Teranga Gold Corp.....................................  1,000      565
   *Theratechnologies, Inc................................  1,400      436
  #*Thompson Creek Metals Co., Inc........................ 14,933   44,780
   #Timminco Ltd..........................................  6,400       15
   *Timmins Gold Corp.....................................  6,306   13,569
  #*TORC Oil & Gas, Ltd...................................  3,031    4,486
    Toromont Industries, Ltd..............................  3,709   84,212
    Torstar Corp. Class B.................................  4,700   25,854
    Total Energy Services, Inc............................  1,737   25,756
    Transcontinental, Inc. Class A........................  3,700   44,958
    TransForce, Inc.......................................  3,151   65,131
   *TransGlobe Energy Corp................................  6,000   40,016
   #Trican Well Service, Ltd..............................  8,524  125,482
    Trinidad Drilling, Ltd................................ 10,700   97,718
   *TVA Group, Inc. Class B...............................  1,200   10,077
   #Twin Butte Energy, Ltd................................ 15,808   25,549
   *Uex Corp..............................................  6,400    3,178
    Uni-Select, Inc.......................................  1,100   22,073
    Valener, Inc..........................................    700   10,918
    Vicwest, Inc..........................................    400    4,576
   *Virginia Mines, Inc...................................  1,215   11,747
   *Vitran Corp., Inc.....................................  1,100    5,333
   #Wajax Corp............................................    911   30,361
    WaterFurnace Renewable Energy, Inc....................    300    6,816
   *Wesdome Gold Mines, Ltd...............................  3,085    1,186
    West Fraser Timber Co., Ltd...........................  2,500  227,875
    Western Energy Services Corp..........................  1,950   15,872
  #*Westport Innovations, Inc.............................  2,900   95,434
    Whitecap Resources, Inc...............................  7,919   85,119
    Wi-Lan, Inc........................................... 10,900   39,266
    Winpak, Ltd...........................................  2,400   44,630

                                     1527

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
CANADA -- (Continued)
   *Xtreme Drilling and Coil Services Corp................   1,900 $    6,844
   #Zargon Oil & Gas, Ltd.................................   1,612      9,888
    Zenith Epigenetics Corp...............................   1,300        544
                                                                   ----------
TOTAL CANADA..............................................          9,011,968
                                                                   ----------
CHINA -- (0.0%)
    China WindPower Group, Ltd............................ 210,000      8,115
   *Hanfeng Evergreen, Inc................................   2,400      3,832
                                                                   ----------
TOTAL CHINA...............................................             11,947
                                                                   ----------
COLOMBIA -- (0.0%)
   *Platino Energy Corp...................................     800        888
                                                                   ----------
DENMARK -- (1.4%)
    ALK-Abello A.S........................................     288     23,727
   *Alm Brand A.S.........................................   7,780     26,112
    Amagerbanken A.S......................................   6,200         --
    Ambu A.S. Class B.....................................     212      7,642
   *Auriga Industries Class B.............................     950     27,265
  #*Bang & Olufsen A.S....................................   2,970     28,345
   *Bavarian Nordic A.S...................................   1,311     13,995
    D/S Norden A.S........................................   1,594     58,308
    Dfds A.S..............................................     512     35,626
  #*East Asiatic Co., Ltd. A.S............................   1,200     19,235
   *Genmab A.S............................................   2,656     76,457
    GN Store Nord A.S.....................................   5,086    105,158
    IC Companys A.S.......................................     310      7,843
   *Jyske Bank A.S........................................   4,088    179,074
    NKT Holding A.S.......................................   2,336     94,680
    Nordjyske Bank A.S....................................     422      6,822
   #Pandora A.S...........................................   3,558    141,579
   *Parken Sport & Entertainment A.S......................     400      5,660
    PER Aarsleff A.S. Class B.............................     150     15,879
    Ringkjoebing Landbobank A.S...........................     346     60,454
    Rockwool International A.S. Class B...................     427     67,495
    Royal UNIBREW A.S.....................................     746     71,911
    Schouw & Co...........................................   1,700     63,739
    SimCorp A.S...........................................   2,680     85,754
    Solar A.S. Class B....................................     268     12,352
   *Spar Nord Bank A.S....................................   4,838     33,483
   *Sydbank A.S...........................................   4,782    106,962
   *TK Development A.S....................................   2,549      4,248
    United International Enterprises......................     127     22,103
   *Vestas Wind Systems A.S...............................  10,145    203,644
   *Vestjysk Bank A.S.....................................     725      1,213
   *Zealand Pharma A.S....................................      93      1,240
                                                                   ----------
TOTAL DENMARK.............................................          1,608,005
                                                                   ----------
FINLAND -- (2.2%)
    Ahlstrom Oyj..........................................   1,260     18,377
    Alma Media Oyj........................................   4,469     17,095
    Amer Sports Oyj.......................................   9,945    197,412

                                     1528

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
FINLAND -- (Continued)
    Aspo Oyj..............................................   2,685 $   19,522
   #Cargotec Oyj..........................................   1,435     50,985
   *Caverion Corp.........................................   5,529     30,746
    Citycon Oyj...........................................  16,708     52,812
    Cramo Oyj.............................................   1,300     16,117
    Elektrobit Corp.......................................   7,600     10,000
   #Elisa Oyj.............................................   7,803    168,022
    F-Secure Oyj..........................................   5,200     11,706
    Finnair Oyj...........................................   6,835     26,385
   *Finnlines Oyj.........................................   2,099     17,273
    Fiskars Oyj Abp.......................................   3,740     87,616
    HKScan Oyj Class A....................................   1,550      7,562
    Huhtamaki Oyj.........................................   9,505    181,150
    Kemira Oyj............................................   9,436    146,815
    Kesko Oyj Class A.....................................     203      6,812
   #Kesko Oyj Class B.....................................   3,124     98,253
    Konecranes Oyj........................................   3,400     99,690
    Lassila & Tikanoja Oyj................................   2,281     42,942
    Lemminkainen Oyj......................................     500      9,861
    Metsa Board Oyj.......................................  19,786     67,224
   *Munksjo Oyj...........................................     315      2,267
    Neste Oil Oyj.........................................   8,097    117,002
    Olvi Oyj Class A......................................   1,278     45,839
    Oriola-KD Oyj Class B.................................   3,288     10,390
    Orion Oyj Class A.....................................   3,462     85,773
    Orion Oyj Class B.....................................   5,451    133,433
  #*Outokumpu Oyj.........................................  76,320     47,215
   #Outotec Oyj...........................................   8,533    103,531
    PKC Group Oyj.........................................   1,500     41,389
    Pohjola Bank P.L.C. Class A...........................   1,599     27,695
    Ponsse Oy.............................................   1,180      9,121
   *Poyry Oyj.............................................   3,314     16,676
    Raisio P.L.C. Class V.................................   5,928     26,414
    Ramirent Oyj..........................................   4,968     46,470
    Rapala VMC Oyj........................................   1,900     12,114
    Rautaruukki Oyj.......................................   8,019     47,008
    Ruukki Group Oyj......................................  13,258      7,220
   #Sanoma Oyj............................................   5,315     38,654
    Stockmann Oyj Abp (5462371)...........................   1,299     20,589
   #Stockmann Oyj Abp (5462393)...........................   2,495     37,663
   *Talvivaara Mining Co. P.L.C...........................  22,722      3,619
    Technopolis Oyj.......................................   1,982     12,721
    Tieto Oyj.............................................   5,481    104,713
    Tikkurila Oyj.........................................   1,149     25,241
    Uponor Oyj............................................   4,079     70,992
    Vacon P.L.C...........................................     695     47,809
    Vaisala Oyj Class A...................................     700     19,004
    YIT Oyj...............................................   5,529     75,199
                                                                   ----------
TOTAL FINLAND.............................................          2,620,138
                                                                   ----------
FRANCE -- (3.8%)
  #*Air France-KLM........................................  11,593     93,707
  #*Alcatel-Lucent........................................ 140,154    353,764

                                     1529

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
FRANCE -- (Continued)
    Alten SA..............................................  2,004 $ 74,580
    Altran Technologies SA................................ 11,612   83,162
    April.................................................  1,417   28,798
    Assystem..............................................    808   17,310
   *Atari SA..............................................     88       --
    Axway Software SA.....................................    500   11,565
  #*Beneteau SA...........................................  3,012   40,286
    BioMerieux............................................    202   20,636
    Boiron SA.............................................    712   38,121
    Bonduelle SCA.........................................  1,088   26,978
    Bongrain SA...........................................    669   43,345
    Bourbon SA............................................  3,889  105,603
   *Boursorama............................................    623    5,883
   *Bull..................................................  4,608   15,232
   *Cegedim SA............................................     83    2,364
    Cegid Group...........................................    250    5,281
    Ciments Francais SA...................................    198   12,004
   *Club Mediterranee SA..................................  2,223   51,566
   *Derichebourg SA.......................................  7,894   27,260
    Electricite de Strasbourg.............................    132   16,228
    Eramet................................................     15    1,321
    Esso SA Francaise.....................................    197   11,976
    Etablissements Maurel et Prom.........................  6,624  108,099
    Euler Hermes SA.......................................    353   39,510
    Eurofins Scientific...................................    279   61,117
    Faiveley Transport SA.................................    472   31,772
  #*Faurecia..............................................  3,612   95,346
    Fimalac...............................................    506   27,246
   *GameLoft SE...........................................  4,962   40,207
    Gaumont SA............................................    129    6,784
    GL Events.............................................    619   13,717
    Groupe Crit...........................................    450   11,326
    Groupe Steria SCA.....................................  1,768   24,953
    Guerbet...............................................    122   13,754
   *Haulotte Group SA.....................................  1,014    8,998
    Havas SA.............................................. 23,582  178,403
   #Ingenico..............................................  1,107   82,711
    Ipsen SA..............................................  1,261   50,577
   #IPSOS.................................................  2,049   72,791
   #Korian................................................    150    3,530
    Lagardere SCA.........................................    780   24,716
    Laurent-Perrier.......................................    195   17,308
    LISI..................................................    500   65,782
    Manitou BF SA.........................................  1,600   20,695
    Manutan International.................................    508   24,489
    Medica SA.............................................  3,269   67,214
    Mersen................................................  1,047   23,788
    Metropole Television SA...............................  4,736   93,342
    Naturex...............................................    415   31,793
   #Neopost SA............................................  3,793  272,484
   #Nexans SA.............................................  2,122  112,953
    Nexity SA.............................................  2,323   91,764
    Norbert Dentressangle SA..............................    170   16,327

                                     1530

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
FRANCE -- (Continued)
   *NRJ Group..............................................  2,200 $   18,214
   *Orco Property Group....................................  4,471     13,558
   #Orpea..................................................  1,668     78,730
  #*PagesJaunes Groupe.....................................  6,991     15,250
   *Parrot SA..............................................    570     15,341
  #*Peugeot SA.............................................  9,863    125,972
   *Pierre & Vacances SA...................................    387      8,977
    Plastic Omnium SA......................................  1,363     92,987
    Rallye SA..............................................  1,707     63,059
  #*Recylex SA.............................................  1,500      4,530
    Rubis SCA..............................................  2,979    190,298
    Sa des Ciments Vicat...................................    894     60,273
    Saft Groupe SA.........................................  2,000     49,406
    Samse SA...............................................    132     11,274
    SEB SA.................................................    370     30,775
    Sechilienne-Sidec......................................  1,311     26,629
    Societe d'Edition de Canal +...........................  2,031     14,399
    Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco...............................................    210      9,126
    Societe Television Francaise 1.........................  8,353    123,703
  #*SOITEC................................................. 17,755     39,577
    Somfy SA...............................................    212     48,595
   #Sopra Group SA.........................................    500     36,663
    Stallergenes SA........................................     97      7,132
   *Ste Industrielle d'Aviation Latecoere SA...............    468      5,450
    Stef...................................................    287     16,323
    Synergie SA............................................    659      8,335
   *Technicolor SA.........................................  3,005     15,078
    Teleperformance........................................  4,525    219,347
  #*Theolia SA.............................................  1,674      3,763
    Thermador Groupe.......................................     40      3,219
    Tonnellerie Francois Freres............................     12        887
    Total Gabon............................................     25     14,466
   *Trigano SA.............................................  1,363     19,475
   *UBISOFT Entertainment..................................  8,018    122,316
  #*Valneva SE.............................................    927      4,104
    Viel et Co.............................................  4,111     12,812
   #Vilmorin & Cie.........................................    378     45,547
    Virbac SA..............................................    328     65,549
   *VM Materiaux SA........................................    186      4,028
                                                                   ----------
TOTAL FRANCE...............................................         4,465,633
                                                                   ----------
GERMANY -- (4.5%)
   *Aareal Bank AG.........................................  4,482    123,860
   *ADVA Optical Networking SE.............................  1,887     10,237
   *Aixtron SE NA..........................................  8,383    131,627
    Amadeus Fire AG........................................    148      8,951
    Aurubis AG.............................................  3,300    185,696
    Balda AG...............................................    916      4,656
    Bauer AG...............................................    422     10,763
   #BayWa AG...............................................    789     38,953
    Bechtle AG.............................................  1,649     80,999
    Bertrandt AG...........................................    316     36,385
    Bijou Brigitte AG......................................    274     24,031

                                     1531

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
GERMANY -- (Continued)
    Biotest AG............................................    393 $ 30,513
    Borussia Dortmund GmbH & Co. KGaA.....................  5,999   24,730
    CANCOM SE.............................................    670   22,346
    Carl Zeiss Meditec AG.................................  1,106   37,479
    Celesio AG............................................  5,877  132,811
    CENTROTEC Sustainable AG..............................  1,248   23,922
    Cewe Color Holding AG.................................    476   22,141
    Comdirect Bank AG.....................................  2,500   24,366
   #CompuGroup Medical AG.................................  1,323   32,329
   *Constantin Medien AG..................................  3,300    6,923
    CTS Eventim AG........................................  1,412   63,522
    Delticom AG...........................................    212   10,384
    Deutsche Wohnen AG.................................... 10,397  183,257
   *Deutz AG..............................................  7,018   48,769
  #*Dialog Semiconductor P.L.C............................  2,409   39,810
    Drillisch AG..........................................  3,457   63,226
    Duerr AG..............................................  1,674  112,083
    DVB Bank SE...........................................  1,013   32,610
    ElringKlinger AG......................................  2,610   96,555
   *Evotec AG.............................................  4,738   15,997
    Freenet AG............................................  6,289  150,004
   *GAGFAH SA.............................................  2,491   28,730
    Gerresheimer AG.......................................  1,899  110,601
    Gerry Weber International AG..........................  1,926   86,179
   #Gesco AG..............................................    111   10,667
    GFK SE................................................  1,560   76,949
   #Gildemeister AG.......................................  4,295   99,835
    Grammer AG............................................    863   28,795
    Grenkeleasing AG......................................    327   30,071
    GSW Immobilien AG.....................................  2,770  112,340
    Hamburger Hafen und Logistik AG.......................  2,121   50,777
  #*Heidelberger Druckmaschinen AG........................ 13,664   33,695
    Indus Holding AG......................................  1,319   44,037
  #*IVG Immobilien AG..................................... 10,206    2,262
    Jenoptik AG...........................................  3,249   40,663
   *Kloeckner & Co. SE....................................  6,968   87,111
    Koenig & Bauer AG.....................................  1,126   22,663
    Kontron AG............................................  2,224   10,448
   #Krones AG.............................................  1,381  116,567
    KSB AG................................................     31   18,938
   #KUKA AG...............................................  1,860   82,101
    KWS Saat AG...........................................    150   50,116
    Leoni AG..............................................  2,315  115,296
    LPKF Laser & Electronics AG...........................  1,968   36,279
  #*Manz AG...............................................     20      893
    MLP AG................................................  3,534   21,606
   *Morphosys AG..........................................  1,083   73,932
    MVV Energie AG........................................    485   14,264
    Nemetschek AG.........................................    707   43,012
  #*Nordex SE.............................................  3,002   25,108
    Norma Group SE........................................  1,110   47,127
   *Patrizia Immobilien AG................................  1,115   12,200
    Pfeiffer Vacuum Technology AG.........................    841   91,658

                                     1532

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
GERMANY -- (Continued)
    PNE Wind AG............................................  4,418 $   16,119
    QSC AG.................................................  3,939     16,017
    Rational AG............................................    151     43,827
    Rheinmetall AG.........................................  3,691    170,764
    Rhoen Klinikum AG......................................  8,742    211,975
   *SAF-Holland SA.........................................  2,320     26,837
    Salzgitter AG..........................................  1,569     58,407
    Schaltbau Holding AG...................................    162      7,706
   #SGL Carbon SE..........................................  2,674     87,302
  #*Singulus Technologies AG...............................    831      1,467
    Sixt AG................................................  1,800     44,645
  #*Sky Deutschland AG..................................... 22,676    177,525
    SMA Solar Technology AG................................    463     15,800
    Software AG............................................  2,705     82,241
  #*Solarworld AG..........................................  3,956      2,578
    Stada Arzneimittel AG..................................  5,765    270,322
    STINAG Stuttgart Invest AG.............................  1,000     20,852
   *Stroeer Media AG.......................................    602      7,996
  #*Suss Microtec AG.......................................    651      6,236
    TAG Immobilien AG......................................  4,348     51,554
    Takkt AG...............................................  1,500     25,452
    Technotrans............................................    637      7,321
   *Tipp24 SE..............................................    275     15,779
   *Tom Tailor Holding AG..................................    856     18,647
  #*TUI AG................................................. 11,176    140,991
    Vossloh AG.............................................    727     60,569
    VTG AG.................................................    287      5,382
    Wacker Neuson SE.......................................    819     10,932
    Wincor Nixdorf AG......................................  2,263    143,549
    Wirecard AG............................................    927     28,592
                                                                   ----------
TOTAL GERMANY..............................................         5,232,239
                                                                   ----------
GREECE -- (0.6%)
   *Alpha Bank AE..........................................  9,330      5,544
   *Astir Palace Hotel SA..................................  2,100      9,894
    Athens Water Supply & Sewage Co. SA (The)..............  1,743     13,792
   *Bank of Cyprus P.L.C................................... 72,063         --
    Bank of Greece.........................................  1,143     18,853
   *Ellaktor SA............................................  9,312     27,172
   *Folli Follie Group.....................................  1,910     44,792
   *Fourlis Holdings SA....................................  2,390      8,032
   *Frigoglass SA..........................................    937      5,959
   *GEK Terna Holding Real Estate Construction SA..........  4,087     11,823
    Hellenic Exchanges SA Holding Clearing Settlement and
      Registry.............................................  1,918     15,514
    Hellenic Petroleum SA..................................  4,433     43,570
   *Hellenic Telecommunications Organization SA............ 10,305     93,042
   *Iaso SA................................................  3,087      4,097
    Intralot SA-Integrated Lottery Systems & Services......  5,249     12,040
   *J&P-Avax SA............................................  3,100      6,860
    JUMBO SA...............................................  3,686     39,148
   *Marfin Investment Group Holdings SA.................... 20,116      7,679
    Metka SA...............................................  1,850     27,363
    Motor Oil Hellas Corinth Refineries SA.................  3,829     38,753

                                     1533

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                           --------- --------
GREECE -- (Continued)
   *Mytilineos Holdings SA................................     4,410 $ 25,451
   *National Bank of Greece SA............................     7,399   25,763
    OPAP SA...............................................       287    2,576
   *Piraeus Bank SA.......................................     2,179    2,773
    Public Power Corp. SA.................................     4,930   51,006
   *Titan Cement Co. SA...................................     3,511   63,854
   *TT Hellenic Postbank SA...............................    10,394       --
   *Viohalco Hellenic Copper and Aluminum Industry SA.....     9,200   53,869
                                                                     --------
TOTAL GREECE..............................................            659,219
                                                                     --------
HONG KONG -- (2.5%)
    Alco Holdings, Ltd....................................    68,000   13,763
    Allied Group, Ltd.....................................    17,600   58,892
    Allied Properties HK, Ltd.............................   219,416   31,152
   *Apac Resources, Ltd...................................   320,000    5,567
    Asia Financial Holdings, Ltd..........................    54,874   23,683
    Asia Satellite Telecommunications Holdings, Ltd.......    11,500   44,498
    Asia Standard International Group.....................    24,940    5,522
    Associated International Hotels, Ltd..................    28,000   79,824
    Bonjour Holdings, Ltd.................................    56,000   10,101
   *Brightoil Petroleum Holdings, Ltd.....................   123,000   21,395
  #*Brockman Mining, Ltd..................................   256,330   14,470
    Cafe de Coral Holdings, Ltd...........................    16,000   51,980
    Century City International Holdings, Ltd..............    43,340    3,295
    Champion Technology Holdings, Ltd.....................    87,828    1,234
    Chen Hsong Holdings...................................    30,000    8,891
    Chevalier International Holdings, Ltd.................     4,000    7,216
   *China Daye Non-Ferrous Metals Mining, Ltd.............   216,000    4,981
   *China Electronics Corp. Holdings Co., Ltd.............    68,000   13,514
   *China Energy Development Holdings, Ltd................   162,000    2,904
   *China Solar Energy Holdings, Ltd......................    33,000      937
   *China Strategic Holdings, Ltd.........................   245,000    4,513
    China-Hongkong Photo Products Holdings, Ltd...........    90,000    7,427
    Chong Hing Bank, Ltd..................................    11,000   32,528
    Chow Sang Sang Holdings International, Ltd............    19,000   44,046
    CITIC Telecom International Holdings, Ltd.............    55,000   16,799
    CK Life Sciences International Holdings, Inc..........   152,000   12,336
   *CP Lotus Corp.........................................   290,000    8,144
    Cross-Harbour Holdings, Ltd. (The)....................    30,658   24,818
    CSI Properties, Ltd...................................    89,543    3,633
   *CST Mining Group, Ltd................................. 1,088,000   10,971
   *Culture Landmark Investment, Ltd......................    16,000    1,725
    Dah Sing Banking Group, Ltd...........................    16,400   19,039
    Dah Sing Financial Holdings, Ltd......................     8,650   35,834
    Dickson Concepts International, Ltd...................    14,500    8,073
    EganaGoldpfeil Holdings, Ltd..........................    85,130       --
    Emperor International Holdings........................   100,333   28,178
    Emperor Watch & Jewellery, Ltd........................   210,000   15,961
   *EPI Holdings, Ltd.....................................       713       22
   #Esprit Holdings, Ltd..................................   130,050  212,049
   #Far East Consortium International, Ltd................    48,560   16,357
   *Fountain SET Holdings, Ltd............................    28,000    4,257
   *G-Resources Group, Ltd................................ 1,365,000   48,344

                                     1534

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------- --------
HONG KONG -- (Continued)
    Get Nice Holdings, Ltd................................. 150,000 $  6,184
   #Giordano International, Ltd............................  86,000   85,129
    Glorious Sun Enterprises, Ltd..........................  48,000   11,384
   *Goldin Financial Holdings, Ltd.........................  60,000   11,286
   *Goldin Properties Holdings, Ltd........................  42,000   22,804
   *Grande Holdings, Ltd. (The)............................  28,000    1,480
    Guotai Junan International Holdings, Ltd...............   4,000    1,484
    Haitong International Securities Group, Ltd............  12,115    5,665
    Harbour Centre Development, Ltd........................  13,500   24,499
    HKR International, Ltd.................................  37,733   18,768
   #Hong Kong Aircraft Engineering Co., Ltd................   1,200   16,704
    Hong Kong Ferry Holdings Co., Ltd......................  12,000   11,854
    Hong Kong Television Network, Ltd......................  32,239   10,227
    Hongkong & Shanghai Hotels (The).......................   2,000    3,012
   *Hongkong Chinese, Ltd..................................  90,000   18,615
    Hung Hing Printing Group, Ltd..........................  29,815    4,572
    Hutchison Telecommunications Hong Kong Holdings, Ltd... 118,000   67,251
    IT, Ltd................................................  54,000   14,471
    Johnson Electric Holdings, Ltd.........................  59,000   35,058
    K Wah International Holdings, Ltd......................  89,078   40,621
   *King Stone Energy Group, Ltd...........................  59,000    2,853
   #Kingston Financial Group, Ltd.......................... 148,000   12,206
    Kowloon Development Co., Ltd...........................  28,000   33,723
   *Lai Sun Development.................................... 885,416   25,880
    Lippo China Resources, Ltd............................. 586,000   16,894
    Liu Chong Hing Investment..............................  18,000   26,464
    Luk Fook Holdings International, Ltd...................  19,000   53,332
    Lung Kee Bermuda Holdings..............................  26,000   10,055
    Magnificent Estates.................................... 336,000   15,594
    Man Wah Holdings, Ltd..................................  17,600   19,724
    Melco International Development, Ltd...................  62,000  125,792
   #Midland Holdings, Ltd..................................  60,000   24,202
    Ming Fai International Holdings, Ltd...................  44,000    4,820
   *Ming Fung Jewellery Group, Ltd......................... 100,000    3,092
    Miramar Hotel & Investment.............................  20,000   25,658
  #*Mongolian Mining Corp..................................  68,500   14,215
   *Neo-Neon Holdings, Ltd.................................  25,000    4,345
   *New Times Energy Corp., Ltd............................  23,200    1,973
    Newocean Energy Holdings, Ltd.......................... 110,000   59,094
   *Next Media, Ltd........................................  38,000    3,573
   *Norstar Founders Group, Ltd............................  56,000       --
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd.. 115,000    5,262
    Oriental Watch Holdings................................  14,000    4,293
    Pacific Andes International Holdings, Ltd..............  84,000    3,409
    Pacific Basin Shipping, Ltd............................ 117,000   63,165
    Pacific Textile Holdings, Ltd..........................  29,000   34,653
    Paliburg Holdings, Ltd.................................  26,000    8,715
    Pico Far East Holdings, Ltd............................  96,000   33,416
    Polytec Asset Holdings, Ltd............................  30,000    3,557
    Public Financial Holdings, Ltd.........................  24,000   11,105
    PYI Corp., Ltd......................................... 169,839    4,115
    Regal Hotels International Holdings, Ltd...............  29,000   14,470
   *Rising Development Holdings, Ltd.......................  30,000    1,411

                                     1535

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    SA SA International Holdings, Ltd....................... 110,000 $  109,553
    SEA Holdings, Ltd.......................................  38,000     22,246
    Shun Tak Holdings, Ltd.................................. 130,000     55,777
    Sing Tao News Corp., Ltd................................  14,000      1,948
   #Singamas Container Holdings, Ltd........................ 132,000     28,379
    SmarTone Telecommunications Holdings, Ltd...............  34,000     54,157
    SOCAM Development, Ltd..................................  12,127     13,910
   *Solomon Systech International, Ltd......................  58,000      3,102
    Soundwill Holdings, Ltd.................................   4,000      7,846
   #Stella International Holdings, Ltd......................  10,000     24,493
    Sun Hung Kai & Co., Ltd.................................  50,464     27,636
    TAI Cheung Holdings.....................................  25,000     19,636
    Tao Heung Holdings, Ltd.................................  17,000     13,060
    Television Broadcasts, Ltd..............................   1,100      7,442
    Texwinca Holdings, Ltd..................................  40,000     39,067
   *Titan Petrochemicals Group, Ltd......................... 160,000         52
    Transport International Holdings, Ltd...................  15,200     32,832
   #Trinity, Ltd............................................  58,000     18,684
  #*United Laboratories International Holdings, Ltd. (The)..  45,000     17,332
    Upbest Group, Ltd.......................................  74,000      9,028
    Value Partners Group, Ltd...............................  53,000     29,346
    Varitronix International, Ltd...........................  20,009     12,369
    Victory City International Holdings, Ltd................  36,937      5,757
    Vitasoy International Holdings, Ltd.....................  56,000     68,568
    VST Holdings, Ltd.......................................  33,600      5,628
    Wai Kee Holdings, Ltd...................................  52,000     13,666
    Wing Hang Bank, Ltd.....................................   8,500     78,755
    Wing On Co. International, Ltd..........................  18,000     54,516
    Wing Tai Properties, Ltd................................   6,000      3,688
    Xinyi Glass Holdings, Ltd............................... 102,000     93,427
    YGM Trading, Ltd........................................   4,000      9,587
                                                                     ----------
TOTAL HONG KONG.............................................          2,922,488
                                                                     ----------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C..................................  12,225     27,032
    C&C Group P.L.C.........................................  18,373    102,440
    FBD Holdings P.L.C......................................   1,308     26,970
    Grafton Group P.L.C.....................................  10,987     89,649
    Irish Continental Group P.L.C...........................     376     11,684
   *Kenmare Resources P.L.C.................................  51,008     20,706
    Kingspan Group P.L.C. (0492793).........................   7,217    100,485
    Kingspan Group P.L.C. (4491235).........................     841     11,806
    Paddy Power P.L.C. (0258810)............................     859     69,697
    Paddy Power P.L.C. (4828974)............................     123      9,960
    Smurfit Kappa Group P.L.C...............................   5,921    119,745
                                                                     ----------
TOTAL IRELAND...............................................            590,174
                                                                     ----------
ISRAEL -- (0.7%)
   *Africa Israel Investments, Ltd..........................   2,097      4,040
   *Allot Communications, Ltd...............................     809     11,980
   *AudioCodes, Ltd.........................................   1,200      5,955
    Cellcom Israel, Ltd.....................................   2,403     26,822

                                     1536

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES  VALUE++
                                                             ------- --------
ISRAEL -- (Continued)
   *Clal Biotechnology Industries, Ltd......................   4,323 $  8,211
    Clal Industries, Ltd....................................   3,834   16,113
    Clal Insurance Enterprises Holdings, Ltd................   1,159   21,708
    Delek Automotive Systems, Ltd...........................   1,389   14,143
    Elbit Systems, Ltd......................................   2,059   90,839
   *EZchip Semiconductor, Ltd...............................     844   26,712
    First International Bank Of Israel, Ltd.................     990   15,632
    Frutarom Industries, Ltd................................   2,470   42,021
   *Given Imaging, Ltd......................................     364    5,697
   *Hadera Paper, Ltd.......................................     146    9,443
    Harel Insurance Investments & Financial Services, Ltd...   1,153   64,037
   *Israel Discount Bank, Ltd. Class A......................  28,352   48,251
    Ituran Location and Control, Ltd........................     828   14,931
   *Jerusalem Oil Exploration...............................     300    9,627
   *Kamada, Ltd.............................................   1,265   15,718
    Matrix IT, Ltd..........................................   1,899    9,653
    Melisron, Ltd...........................................     358    8,900
   *Menorah Mivtachim Holdings, Ltd.........................   1,117   12,711
    Migdal Insurance & Financial Holding, Ltd...............  14,636   23,942
   *Nitsba Holdings 1995, Ltd...............................     536    6,850
   *Nova Measuring Instruments, Ltd.........................   1,136   10,393
   *Oil Refineries, Ltd.....................................  66,126   28,373
   *Ormat Industries........................................   2,690   16,144
    Osem Investments, Ltd...................................   1,314   29,298
    Partner Communications Co., Ltd.........................   4,170   31,662
   *Paz Oil Co., Ltd........................................     314   51,027
    Phoenix Holdings, Ltd. (The)............................   4,361   16,092
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.....     415   21,407
    Shikun & Binui, Ltd.....................................  16,842   40,030
    Shufersal, Ltd..........................................   4,123   16,186
    Strauss Group, Ltd......................................   3,088   53,262
   *Tower Semiconductor, Ltd................................     486    2,151
                                                                     --------
TOTAL ISRAEL................................................          829,961
                                                                     --------
ITALY -- (2.7%)
    A2A SpA................................................. 100,330   87,328
    ACEA SpA................................................   3,393   31,362
    Amplifon SpA............................................   9,533   47,740
    Ansaldo STS SpA.........................................   6,197   58,150
  #*Arnoldo Mondadori Editore SpA...........................   7,418    9,825
    Astaldi SpA.............................................   3,158   22,674
   *Autogrill SpA...........................................   9,775  149,308
    Azimut Holding SpA......................................   8,914  200,287
  #*Banca Carige SpA........................................  36,773   20,606
    Banca Generali SpA......................................   2,496   62,720
   *Banca Piccolo Credito Valtellinese Scarl................  16,056   19,538
   *Banca Popolare dell'Emilia Romagna S.c.r.l..............  22,456  134,497
  #*Banca Popolare dell'Etruria e del Lazio.................     594      496
  #*Banca Popolare di Milano Scarl.......................... 240,454  118,053
    Banca Popolare di Sondrio Scarl.........................  19,733  103,536
    Banca Profilo SpA.......................................  12,870    3,762
    Banco di Desio e della Brianza SpA......................   5,000   12,564
   *Banco Popolare..........................................  49,446   63,113

                                     1537

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
ITALY -- (Continued)
    Brembo SpA............................................   1,837 $ 39,947
    Buzzi Unicem SpA......................................   4,209   62,188
   *Caltagirone Editore SpA...............................   3,000    3,218
   *Carraro SpA...........................................   1,070    2,897
    Cementir Holding SpA..................................   2,366    7,814
   *CIR-Compagnie Industriali Riunite SpA.................  26,265   34,433
    Credito Bergamasco SpA................................     555    8,221
    Credito Emiliano SpA..................................   5,091   27,991
    Danieli & C Officine Meccaniche SpA...................   2,142   55,979
    De'Longhi SpA.........................................   4,801   76,688
    DiaSorin SpA..........................................   1,751   73,780
    Ei Towers SpA.........................................     747   27,886
    ERG SpA...............................................   3,547   34,525
    Esprinet SpA..........................................   1,098    4,765
   *Falck Renewables SpA..................................   2,864    3,290
  #*Finmeccanica SpA......................................  25,605  133,958
   *Fondiaria-Sai SpA.....................................   1,681    3,482
   *Gemina SpA............................................  34,444   71,824
   #Geox SpA..............................................   3,764    9,810
   *Gruppo Editoriale L'Espresso SpA......................   7,849    9,607
    Hera SpA..............................................  52,046  105,024
   *IMMSI SpA.............................................   8,658    5,021
    Indesit Co. SpA.......................................   2,500   18,513
    Industria Macchine Automatiche SpA....................   1,436   35,336
   *Intek Group SpA.......................................  17,854    6,407
    Interpump Group SpA...................................   4,038   40,030
    Iren SpA..............................................  50,122   56,323
   #Italcementi SpA.......................................   4,664   34,642
   *Italmobiliare SpA.....................................     273    6,523
  #*Landi Renzo SpA.......................................   1,740    2,363
    MARR SpA..............................................   2,329   30,452
   *Mediaset SpA..........................................  37,118  162,147
   *Milano Assicurazioni SpA..............................  20,783   14,029
    Piaggio & C SpA.......................................   8,902   24,876
  #*Prelios SpA...........................................   3,444    2,774
   *Premafin Finanziaria SpA..............................  21,959    4,903
    Prysmian SpA..........................................   3,539   71,951
    Recordati SpA.........................................   9,617  113,843
    Sabaf SpA.............................................     217    2,857
    SAES Getters SpA......................................     616    5,626
   *Safilo Group SpA......................................   2,996   61,661
  #*Saras SpA.............................................  16,283   19,962
    Societa Cattolica di Assicurazioni S.c.r.l............   3,361   75,603
    Societa Iniziative Autostradali e Servizi SpA.........   5,499   48,148
    Sogefi SpA............................................   3,015   11,919
    SOL SpA...............................................   2,651   18,908
   *Sorin SpA.............................................  28,294   77,088
   *Tiscali SpA........................................... 110,959    5,658
   #Trevi Finanziaria Industriale SpA.....................   2,562   21,411
    Unipol Gruppo Finanziario SpA.........................  10,747   41,323
    Vianini Lavori SpA....................................   3,006   13,604
    Vittoria Assicurazioni SpA............................   2,848   26,309
   *Yoox SpA..............................................   3,918  102,920

                                     1538

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
ITALY -- (Continued)
    Zignago Vetro SpA.....................................  1,896 $   11,350
                                                                  ----------
TOTAL ITALY...............................................         3,117,366
                                                                  ----------
JAPAN -- (20.3%)
    77 Bank, Ltd. (The)................................... 20,000     96,613
    A.S. One Corp.........................................    990     23,120
    Accordia Golf Co., Ltd................................     70     76,326
    Achilles Corp.........................................  6,000      7,586
    ADEKA Corp............................................  7,200     72,615
    Advan Co., Ltd........................................  2,000     22,777
    Aeon Fantasy Co., Ltd.................................  1,152     18,438
    Ahresty Corp..........................................    700      4,770
    Ai Holdings Corp......................................  3,200     27,369
    Aica Kogyo Co., Ltd...................................  3,000     57,912
    Aichi Bank, Ltd. (The)................................    600     27,282
    Aichi Steel Corp......................................  7,000     33,433
    Aichi Tokei Denki Co., Ltd............................  3,000      8,690
    Aida Engineering, Ltd.................................  4,000     31,506
    Ain Pharmaciez, Inc...................................    600     26,087
   #Aiphone Co., Ltd......................................  1,100     17,592
    Aisan Industry Co., Ltd...............................  1,570     15,762
   #Akebono Brake Industry Co., Ltd.......................  6,500     30,868
    Akita Bank, Ltd. (The)................................ 15,000     40,355
    Alpen Co., Ltd........................................    800     15,441
    Alpine Electronics, Inc...............................  3,800     37,299
    Alps Electric Co., Ltd................................ 11,600     86,923
    Alps Logistics Co., Ltd...............................  1,000     10,618
    Amano Corp............................................  4,200     44,959
    AOC Holdings, Inc.....................................  1,800      5,851
    AOI Electronic Co., Ltd...............................    900     13,123
    AOKI Holdings, Inc....................................  1,600     50,936
    Aomori Bank, Ltd. (The)............................... 17,000     44,384
    Arakawa Chemical Industries, Ltd......................  1,800     15,128
    Arata Corp............................................  2,000      7,207
    Arcland Sakamoto Co., Ltd.............................  1,500     23,324
    Arcs Co., Ltd.........................................  2,200     40,529
    Ariake Japan Co., Ltd.................................    900     21,082
   #Arisawa Manufacturing Co., Ltd........................  1,000      4,196
   #Arnest One Corp.......................................  1,800     34,030
    Asahi Diamond Industrial Co., Ltd.....................  5,000     51,600
    Asahi Holdings, Inc...................................  1,100     19,505
    Asahi Kogyosha Co., Ltd...............................  3,000     10,414
    Asahi Organic Chemicals Industry Co., Ltd.............  3,000      6,757
    Asatsu-DK, Inc........................................  2,100     55,050
   *Ashimori Industry Co., Ltd............................  3,000      4,102
    ASKA Pharmaceutical Co., Ltd..........................  2,000     13,573
   #ASKUL Corp............................................  1,100     20,206
    Asunaro Aoki Construction Co., Ltd....................  4,000     23,376
   #Atsugi Co., Ltd....................................... 15,000     16,212
    Autobacs Seven Co., Ltd...............................  4,500     65,995
    Avex Group Holdings, Inc..............................  2,100     72,002
    Awa Bank, Ltd. (The)..................................  9,000     47,071
    Azbil Corp............................................  1,100     23,606

                                     1539

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Bando Chemical Industries, Ltd........................  5,000 $17,784
    Bank of Iwate, Ltd. (The).............................  1,300  57,207
    Bank of Nagoya, Ltd. (The)............................  9,000  31,272
    Bank of Okinawa, Ltd. (The)...........................  1,300  53,223
    Bank of Saga, Ltd. (The)..............................  9,000  18,175
    Bank of the Ryukyus, Ltd..............................  4,000  51,522
    Belluna Co., Ltd......................................  1,400  14,143
   *Best Denki Co., Ltd...................................  2,500   4,125
   #Bic Camera, Inc.......................................     45  22,833
    BML, Inc..............................................  1,000  26,015
    Bookoff Corp..........................................  1,000   6,952
    Bunka Shutter Co., Ltd................................  2,984  16,981
    CAC Corp..............................................  1,700  14,739
    Calsonic Kansei Corp.................................. 16,000  83,901
    Canon Electronics, Inc................................  1,500  28,302
    Cawachi, Ltd..........................................  1,300  26,036
    Central Glass Co., Ltd................................ 17,000  53,525
   *Chiba Kogyo Bank, Ltd. (The)..........................  3,200  23,477
    Chiyoda Co., Ltd......................................  1,700  43,806
    Chofu Seisakusho Co., Ltd.............................  1,800  37,442
    Chori Co., Ltd........................................    500   5,086
    Chuetsu Pulp & Paper Co., Ltd.........................  8,000  11,503
   *Chugai Mining Co., Ltd................................  5,000   1,427
   #Chugai Ro Co., Ltd....................................  7,000  17,353
    Chugoku Marine Paints, Ltd............................  4,000  20,806
    Chukyo Bank, Ltd. (The)...............................  7,000  12,635
    Chuo Spring Co., Ltd..................................  5,000  16,323
    CKD Corp..............................................  4,700  35,834
  #*Clarion Co., Ltd...................................... 13,000  15,998
    Cleanup Corp..........................................  2,000  16,190
   #CMIC Holdings Co., Ltd................................    600  11,615
    CMK Corp..............................................  2,000   6,580
    Coca-Cola Central Japan Co., Ltd......................  4,770  63,725
    Cocokara fine, Inc....................................    879  27,336
    Computer Engineering & Consulting, Ltd................  1,500   9,152
    Corona Corp...........................................  1,300  14,142
   #Cosel Co., Ltd........................................  1,600  18,441
   *Cosmo Oil Co., Ltd.................................... 34,000  63,085
    CREATE SD HOLDINGS Co., Ltd...........................  1,000  36,364
    Cybozu, Inc...........................................     41  11,741
    Dai Nippon Toryo Co., Ltd............................. 11,000  16,811
    Dai-Dan Co., Ltd......................................  3,000  15,521
    Daibiru Corp..........................................  2,200  23,074
    Daido Metal Co., Ltd..................................  3,000  19,576
  #*Daiei, Inc. (The)..................................... 11,850  39,144
    Daifuku Co., Ltd......................................  7,000  63,923
    Daihen Corp........................................... 11,000  43,350
    Daiichi Jitsugyo Co., Ltd.............................  4,000  16,026
    Daiichikosho Co., Ltd.................................  1,100  30,749
    Daiken Corp...........................................  9,000  23,751
    Daiki Aluminium Industry Co., Ltd.....................  3,000   9,110
    Daikoku Denki Co., Ltd................................    900  17,155
    Daikyo, Inc........................................... 14,000  42,050

                                     1540

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..................................................  4,000 $ 16,914
   #Daio Paper Corp........................................  6,000   36,071
    Daisan Bank, Ltd. (The)................................  8,000   12,400
   #Daiseki Co., Ltd.......................................  2,130   37,312
    Daishi Bank, Ltd. (The)................................ 17,000   57,518
    Daiso Co., Ltd.........................................  1,000    2,865
   #Daisyo Corp............................................  1,600   21,787
    Daito Bank, Ltd. (The)................................. 10,000    8,768
    Daiwa Industries, Ltd..................................  3,000   18,530
   #Daiwabo Holdings Co., Ltd.............................. 22,000   35,466
    DCM Holdings Co., Ltd..................................  5,100   36,502
    Denki Kogyo Co., Ltd...................................  3,000   16,274
    Denyo Co., Ltd.........................................  2,000   28,398
    Descente, Ltd..........................................  5,000   37,228
    Doshisha Co., Ltd......................................  1,200   16,878
    Doutor Nichires Holdings Co., Ltd......................  2,212   34,174
   #Dr Ci:Labo Co., Ltd....................................      7   18,673
    DTS Corp...............................................  1,200   16,826
    Duskin Co., Ltd........................................  2,700   50,304
    Dydo Drinco, Inc.......................................    500   19,391
    Eagle Industry Co., Ltd................................  2,000   27,241
   #EDION Corp.............................................  5,000   28,541
    Ehime Bank, Ltd. (The)................................. 10,000   24,062
    Eighteenth Bank, Ltd. (The)............................ 16,000   36,527
   #Eiken Chemical Co., Ltd................................  2,000   33,326
    Eizo Corp..............................................  1,100   24,668
   #EPS Corp...............................................     20   23,551
    ESPEC Corp.............................................  2,000   15,301
    Exedy Corp.............................................  2,800   75,319
    Ezaki Glico Co., Ltd...................................  3,000   31,021
    F&A Aqua Holdings, Inc.................................  1,159   17,595
    Fancl Corp.............................................  2,700   33,471
    FCC Co., Ltd...........................................  2,100   48,881
    FIDEA Holdings Co., Ltd................................  7,400   15,518
    Fields Corp............................................  1,100   17,889
   #Foster Electric Co., Ltd...............................  2,000   34,352
    FP Corp................................................    900   63,375
    France Bed Holdings Co., Ltd...........................  8,000   15,816
    Fuji Co. Ltd/Ehime.....................................  1,500   27,052
    Fuji Corp., Ltd........................................  3,000   19,792
    Fuji Kosan Co., Ltd....................................    600    3,481
   #Fuji Kyuko Co., Ltd....................................  4,000   42,747
    Fuji Oil Co. Ltd/Osaka.................................  3,500   58,600
    Fuji Seal International, Inc...........................  1,200   34,790
    Fuji Soft, Inc.........................................  2,700   50,798
   #Fujibo Holdings, Inc...................................  8,000   16,975
    Fujicco Co., Ltd.......................................  1,400   16,233
    Fujikura Kasei Co., Ltd................................  2,000    9,400
    Fujikura, Ltd.......................................... 29,000  105,735
    Fujimi, Inc............................................  1,400   16,208
    Fujimori Kogyo Co., Ltd................................    800   24,389
    Fujita Kanko, Inc......................................  2,000    8,061
    Fujitec Co., Ltd.......................................  4,000   37,956

                                     1541

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Fujitsu Frontech, Ltd.................................  2,000 $12,538
    Fujitsu General, Ltd..................................  6,000  68,726
    Fujiya Co., Ltd.......................................  2,000   3,857
    Fukuda Corp...........................................  3,000   9,491
    Fukui Bank, Ltd. (The)................................ 16,000  35,553
   #Fukushima Bank, Ltd. (The)............................ 14,000  10,696
   #Fukuyama Transporting Co., Ltd........................  7,000  42,622
    Funai Electric Co., Ltd...............................    600   5,909
    Furukawa Co., Ltd..................................... 18,000  35,936
   #Furukawa Electric Co., Ltd............................  8,000  19,313
   #Furukawa-Sky Aluminum Corp............................  6,000  15,945
    Furusato Industries, Ltd..............................  1,000   9,615
    Fuso Pharmaceutical Industries, Ltd...................  5,000  15,639
    Futaba Corp...........................................  1,500  17,580
   *Futaba Industrial Co., Ltd............................  3,500  15,210
    Future Architect, Inc.................................  2,600  12,973
    Fuyo General Lease Co., Ltd...........................  1,000  34,778
    G-Tekt Corp...........................................    900  22,978
    Gakken Holdings Co., Ltd..............................  3,000   8,876
    Gecoss Corp...........................................  3,500  19,840
   #Geo Holdings Corp.....................................     18  16,558
    GLOBERIDE, Inc........................................ 10,000  11,214
    Glory, Ltd............................................  1,400  32,814
    Godo Steel, Ltd.......................................  6,000  10,013
    Goldcrest Co., Ltd....................................  1,190  28,643
    Goldwin, Inc..........................................  2,000   9,488
    Gulliver International Co., Ltd.......................  2,200  13,725
   #Gun-Ei Chemical Industry Co., Ltd.....................  7,000  38,412
    Gunze, Ltd............................................ 19,000  47,082
    Gurunavi, Inc.........................................    500   5,381
    Hakuto Co., Ltd.......................................  1,400  12,859
    Hamakyorex Co., Ltd...................................    400  13,162
    Hanwa Co., Ltd........................................ 10,000  41,182
    Happinet Corp.........................................  1,800  13,057
    Harashin Narus Holdings Co., Ltd......................  1,200  19,726
    Haruyama Trading Co., Ltd.............................  1,400   9,727
   #Hazama Ando Corp......................................  7,210  15,638
    Heiwa Corp............................................    800  13,768
    Heiwa Real Estate Co., Ltd............................  2,600  41,587
    Heiwado Co., Ltd......................................  2,500  40,868
    HI-LEX Corp...........................................  1,100  22,215
    Hibiya Engineering, Ltd...............................  3,000  32,135
    Hiday Hidaka Corp.....................................    500  10,504
    Higashi Nihon House Co., Ltd..........................  2,000  12,145
    Higashi-Nippon Bank, Ltd. (The).......................  9,000  19,187
    Higo Bank, Ltd. (The)................................. 14,000  82,155
    Hioki EE Corp.........................................    300   4,224
    HIS Co., Ltd..........................................    700  34,113
    Hisaka Works, Ltd.....................................  2,000  16,944
    Hitachi Koki Co., Ltd.................................  4,100  30,196
    Hitachi Medical Corp..................................  2,000  24,148
    Hitachi Metals, Ltd...................................  1,700  20,408
    Hitachi Zosen Corp.................................... 48,000  73,345

                                     1542

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Hodogaya Chemical Co., Ltd............................  4,000 $ 7,501
    Hogy Medical Co., Ltd.................................  1,100  62,734
    Hokkaido Coca-Cola Bottling Co., Ltd..................  3,000  14,276
   #Hokkaido Gas Co., Ltd.................................  4,000  10,334
    Hokkan Holdings, Ltd..................................  6,000  18,347
    Hokkoku Bank, Ltd. (The).............................. 14,000  47,382
    Hokuetsu Bank, Ltd. (The)............................. 16,000  31,455
    Hokuetsu Kishu Paper Co., Ltd......................... 11,500  49,455
    Hokuriku Electric Industry Co., Ltd...................  4,000   5,704
   #Hokuto Corp...........................................  1,600  28,564
   #Honeys Co., Ltd.......................................    770   8,490
   *Hoosiers Holdings Co., Ltd............................    700   5,127
    Horiba, Ltd...........................................  2,200  80,233
    Hosiden Corp..........................................  3,100  17,095
    Hosokawa Micron Corp..................................  2,000  13,877
    House Foods Corp......................................  2,300  36,953
    Howa Machinery, Ltd...................................    500   4,483
    Hyakugo Bank, Ltd. (The).............................. 19,000  75,325
    Hyakujushi Bank, Ltd. (The)........................... 15,000  46,304
    IBJ Leasing Co., Ltd..................................    900  26,585
   *Ichikoh Industries, Ltd...............................  4,000   6,276
    Icom, Inc.............................................    700  16,320
    Idec Corp.............................................  1,600  14,417
    Ihara Chemical Industry Co., Ltd......................  4,000  24,591
    Iino Kaiun Kaisha, Ltd................................  7,300  38,452
   #Imasen Electric Industrial............................    801  11,796
    Imperial Hotel, Ltd...................................    400  14,567
    Inaba Denki Sangyo Co., Ltd...........................  1,400  38,485
    Inaba Seisakusho Co., Ltd.............................  1,200  17,560
    Inabata & Co., Ltd....................................  4,000  32,723
    Inageya Co., Ltd......................................  2,000  19,849
    Ines Corp.............................................  3,600  21,899
    Internet Initiative Japan, Inc........................  1,000  34,327
  #*Inui Steamship Co., Ltd...............................  1,500   5,024
   #Iseki & Co., Ltd...................................... 14,000  48,157
   *Ishihara Sangyo Kaisha, Ltd........................... 24,000  17,845
    IT Holdings Corp......................................  4,800  55,823
    ITC Networks Corp.....................................  1,300  10,969
    Itochu Enex Co., Ltd..................................  4,000  20,196
    Itochu-Shokuhin Co., Ltd..............................    600  20,056
    Itoham Foods, Inc.....................................  8,631  36,992
    Itoki Corp............................................  3,000  14,318
  #*Iwasaki Electric Co., Ltd.............................  4,000   7,906
    Iwatani Corp.......................................... 11,000  40,345
    Iwatsu Electric Co., Ltd..............................  3,000   2,627
    Izumiya Co., Ltd......................................  7,000  31,509
    J-Oil Mills, Inc......................................  6,000  18,184
    Jamco Corp............................................  2,000  21,249
   #Japan Airport Terminal Co., Ltd.......................  2,400  44,880
    Japan Aviation Electronics Industry, Ltd..............  5,000  46,430
   #Japan Cash Machine Co., Ltd...........................  1,700  22,607
    Japan Digital Laboratory Co., Ltd.....................  2,300  21,995
    Japan Medical Dynamic Marketing, Inc..................    770   1,915

                                     1543

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Japan Pulp & Paper Co., Ltd...........................  5,000 $15,663
    Japan Transcity Corp..................................  3,000  10,339
    Japan Vilene Co., Ltd.................................  3,000  14,313
    Japan Wool Textile Co., Ltd. (The)....................  6,000  43,514
    JBCC Holdings, Inc....................................  2,000  22,041
    Jimoto Holdings, Inc.................................. 10,000  20,488
    Joshin Denki Co., Ltd.................................  2,000  16,533
    JSP Corp..............................................  1,900  31,113
  #*Juki Corp.............................................  7,000  10,550
    Juroku Bank, Ltd. (The)............................... 15,000  55,044
   #JVC Kenwood Corp...................................... 13,070  29,967
   #Kadokawa Group Holdings, Inc..........................  1,600  59,194
    Kaga Electronics Co., Ltd.............................    900   7,189
    Kagome Co., Ltd.......................................  2,300  39,083
    Kagoshima Bank, Ltd. (The)............................ 11,000  71,875
    Kaken Pharmaceutical Co., Ltd.........................  5,000  77,551
   #Kameda Seika Co., Ltd.................................  1,200  35,844
    Kamei Corp............................................  2,000  14,703
    Kanaden Corp..........................................  3,000  19,135
    Kanagawa Chuo Kotsu Co., Ltd..........................  4,000  20,321
    Kanamoto Co., Ltd.....................................  2,000  42,143
    Kandenko Co., Ltd.....................................  9,000  45,250
   *Kanematsu Corp........................................ 37,025  40,351
    Kanematsu Electronics, Ltd............................    500   6,328
    Kansai Urban Banking Corp............................. 11,000  12,108
  #*Kanto Denka Kogyo Co., Ltd............................  4,000   9,608
    Kanto Natural Gas Development, Ltd....................  2,000  16,896
  #*Kappa Create Holdings Co., Ltd........................    200   3,707
    Kasumi Co., Ltd.......................................  1,900  12,022
    Katakura Industries Co., Ltd..........................    900  10,596
    Kato Sangyo Co., Ltd..................................  2,000  42,032
    Kato Works Co., Ltd...................................  4,000  16,995
   #KAWADA TECHNOLOGIES, Inc..............................    200   5,832
   #Kawai Musical Instruments Manufacturing Co., Ltd......  5,000  10,048
    Keihin Corp...........................................  2,900  43,956
    Keiyo Bank, Ltd. (The)................................  7,000  36,730
   #Keiyo Co., Ltd........................................  2,000   9,738
    Kentucky Fried Chicken Japan, Ltd.....................  1,000  21,583
    KEY Coffee, Inc.......................................  1,300  20,359
    Kintetsu World Express, Inc...........................  1,200  45,358
    Kinugawa Rubber Industrial Co., Ltd...................  3,000  16,006
    Kisoji Co., Ltd.......................................  1,200  22,403
    Kissei Pharmaceutical Co., Ltd........................  1,100  21,345
    Kita-Nippon Bank, Ltd. (The)..........................    400   9,253
    Kitagawa Iron Works Co., Ltd..........................  7,000  10,914
    Kitz Corp.............................................  4,800  22,940
    Kiyo Holdings, Inc.................................... 48,000  66,529
  #*KNT-CT Holdings Co., Ltd..............................  6,000   8,005
    Koa Corp..............................................  1,500  14,807
    Koatsu Gas Kogyo Co., Ltd.............................  4,000  21,579
   #Kohnan Shoji Co., Ltd.................................  2,000  22,743
    Koike Sanso Kogyo Co., Ltd............................  4,000   9,212
   #Kojima Co., Ltd.......................................  2,300   7,040

                                     1544

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Kokuyo Co., Ltd.......................................  5,900 $43,262
    Komatsu Seiren Co., Ltd...............................  4,000  20,940
    Komeri Co., Ltd.......................................    900  22,156
    Komori Corp...........................................  3,200  40,134
    Konaka Co., Ltd.......................................  1,760  17,101
    Konishi Co., Ltd......................................  2,000  40,188
    Kose Corp.............................................  2,000  56,613
   *Kumagai Gumi Co., Ltd.................................  8,000   7,825
    Kumiai Chemical Industry Co., Ltd.....................  2,481  14,777
    Kura Corp.............................................  1,200  20,458
    Kurabo Industries, Ltd................................ 18,000  29,179
    Kureha Corp........................................... 12,000  40,118
    Kurimoto, Ltd......................................... 11,000  29,132
   #Kuroda Electric Co., Ltd..............................  2,000  27,857
    KYB Co., Ltd..........................................  8,000  41,555
    Kyoden Co., Ltd.......................................  3,000   3,921
    Kyodo Printing Co., Ltd...............................  9,000  24,959
   #Kyodo Shiryo Co., Ltd.................................  5,000   5,404
    Kyoei Steel, Ltd......................................  1,200  20,242
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................  2,300  23,798
   #Kyokuyo Co., Ltd......................................  3,000   7,953
    KYORIN Holdings, Inc..................................  1,900  41,432
    Kyoritsu Maintenance Co., Ltd.........................  1,000  38,441
    Kyosan Electric Manufacturing Co., Ltd................  5,000  17,142
    Kyowa Exeo Corp.......................................  6,200  68,349
    Kyudenko Corp.........................................  3,000  13,471
    Lasertec Corp.........................................    800   8,852
   #Life Corp.............................................  2,000  24,928
    Lintec Corp...........................................  2,700  50,909
   #Lion Corp............................................. 14,000  78,682
    Macnica, Inc..........................................    800  20,032
    Macromill, Inc........................................  4,400  26,028
    Maeda Corp............................................ 11,000  57,587
    Maeda Road Construction Co., Ltd......................  6,000  98,383
    Maezawa Kasei Industries Co., Ltd.....................  1,200  12,231
    Maezawa Kyuso Industries Co., Ltd.....................  1,200  15,311
    Makino Milling Machine Co., Ltd.......................  7,000  40,744
    Mandom Corp...........................................  1,100  39,038
    Mars Engineering Corp.................................    700  13,070
    Marubun Corp..........................................  1,900   8,129
    Marudai Food Co., Ltd.................................  5,000  15,868
    Maruetsu, Inc. (The)..................................  5,000  15,616
    Maruha Nichiro Holdings, Inc.......................... 22,525  45,706
    Marukyu Co., Ltd......................................  2,000  19,827
    Marusan Securities Co., Ltd...........................  6,000  42,688
    Maruwa Co. Ltd/Aichi..................................    700  23,152
    Maruyama Manufacturing Co., Inc.......................  3,000   7,849
  #*Maruzen CHI Holdings Co., Ltd.........................    400   1,122
    Maruzen Showa Unyu Co., Ltd...........................  6,000  20,549
    Matsuda Sangyo Co., Ltd...............................  1,225  16,038
    Matsumotokiyoshi Holdings Co., Ltd....................  1,700  51,244
    Matsuya Foods Co., Ltd................................  1,000  15,479
    Max Co., Ltd..........................................  4,000  46,621

                                     1545

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Maxvalu Tokai Co., Ltd................................  1,000 $ 12,928
    Megmilk Snow Brand Co., Ltd...........................  3,900   56,314
    Meidensha Corp........................................ 12,000   38,602
    Meitec Corp...........................................  1,900   51,345
    Meito Sangyo Co., Ltd.................................  1,200   12,374
   #Meiwa Corp............................................  3,000   10,001
  #*Meiwa Estate Co., Ltd.................................  1,700    6,649
   #Melco Holdings, Inc...................................  1,400   19,206
    Message Co., Ltd......................................     11   26,970
    Michinoku Bank, Ltd. (The)............................  9,000   17,154
    Mie Bank, Ltd. (The)..................................  5,000   10,297
    Milbon Co., Ltd.......................................    500   16,764
    Mimasu Semiconductor Industry Co., Ltd................  1,219   10,583
    Minato Bank, Ltd. (The)............................... 21,000   35,552
   #Minebea Co., Ltd...................................... 24,000   94,065
    Ministop Co., Ltd.....................................  1,500   24,571
    Mirait Holdings Corp..................................  4,400   40,741
    Misawa Homes Co., Ltd.................................  2,000   32,453
    Mitani Corp...........................................  1,200   20,681
   #Mito Securities Co., Ltd..............................  4,000   19,448
    Mitsuba Corp..........................................  4,000   65,460
  #*Mitsubishi Paper Mills, Ltd........................... 13,000   12,063
    Mitsubishi Pencil Co., Ltd............................    300    6,365
    Mitsubishi Shokuhin Co., Ltd..........................    800   20,164
    Mitsubishi Steel Manufacturing Co., Ltd............... 14,000   35,404
    Mitsuboshi Belting Co., Ltd...........................  5,000   23,355
    Mitsui Engineering & Shipbuilding Co., Ltd............ 35,000   62,005
    Mitsui High-Tec, Inc..................................  3,300   19,942
   #Mitsui Matsushima Co., Ltd............................ 10,000   14,159
    Mitsui Mining & Smelting Co., Ltd..................... 32,000   71,680
    Mitsui Sugar Co., Ltd.................................  6,000   19,466
   *Mitsumi Electric Co., Ltd.............................  7,500   54,072
    Mitsuuroko Holdings Co., Ltd..........................  3,000   14,630
    Miura Co., Ltd........................................  2,000   54,419
    Miyazaki Bank, Ltd. (The)............................. 11,000   31,517
    Mizuno Corp...........................................  9,000   55,899
    Modec, Inc............................................  1,500   43,898
   #Mori Seiki Co., Ltd...................................  9,600  124,320
    Morinaga & Co., Ltd................................... 16,000   33,143
    Morinaga Milk Industry Co., Ltd....................... 14,000   40,569
    Morita Holdings Corp..................................  4,000   34,082
    MOS Food Services, Inc................................  2,000   38,274
    Moshi Moshi Hotline, Inc..............................  3,700   46,077
    Musashi Seimitsu Industry Co., Ltd....................  1,200   30,205
    Musashino Bank, Ltd. (The)............................  1,600   56,831
   #Nachi-Fujikoshi Corp.................................. 13,000   56,975
    Nafco Co., Ltd........................................    400    7,584
    Nagaileben Co., Ltd...................................    800   13,334
    Nagano Bank, Ltd. (The)...............................  6,000   10,584
    Nagatanien Co., Ltd...................................  2,000   18,125
    Nakamuraya Co., Ltd...................................  3,000   12,064
   *Nakayama Steel Works, Ltd.............................  5,000    2,903
    Namura Shipbuilding Co., Ltd..........................  3,200   25,895

                                     1546

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Nanto Bank, Ltd. (The)................................ 14,000 $53,385
    NDS Co., Ltd..........................................  5,000  14,028
    NEC Fielding, Ltd.....................................  1,200  14,182
    NEC Networks & System Integration Corp................  1,700  37,130
    NET One Systems Co., Ltd..............................  6,200  48,227
    Neturen Co., Ltd......................................  2,600  19,249
    Nichi-iko Pharmaceutical Co., Ltd.....................    900  19,353
    Nichia Steel Works, Ltd...............................  4,000  13,547
   #Nichias Corp..........................................  6,000  39,218
   #Nichicon Corp.........................................  2,700  27,006
    Nichiha Corp..........................................  1,500  22,190
    Nichii Gakkan Co......................................  2,900  25,827
    Nichirei Corp......................................... 20,000  96,220
    Nichireki Co., Ltd....................................  2,000  12,714
   #Nidec Copal Corp......................................  1,800  17,820
   #Nidec-Tosok Corp......................................  3,200  32,135
    Nifco, Inc............................................  2,800  76,175
    Nihon Dempa Kogyo Co., Ltd............................    600   5,388
    Nihon Eslead Corp.....................................  1,000  10,762
    Nihon Kohden Corp.....................................  1,900  79,831
    Nihon M&A Center, Inc.................................    400  26,564
    Nihon Nohyaku Co., Ltd................................  5,000  49,607
    Nihon Parkerizing Co., Ltd............................  2,000  39,680
    Nihon Unisys, Ltd.....................................  4,200  29,270
    Nihon Yamamura Glass Co., Ltd.........................  8,000  13,550
   #Nikkiso Co., Ltd......................................  4,000  50,126
    Nippon Beet Sugar Manufacturing Co., Ltd..............  5,000   8,926
   #Nippon Carbon Co., Ltd................................  5,000   9,015
   #Nippon Ceramic Co., Ltd...............................  1,000  12,707
   *Nippon Chemi-Con Corp................................. 10,000  44,275
  #*Nippon Chemical Industrial Co., Ltd...................  2,000   2,465
    Nippon Chemiphar Co., Ltd.............................  3,000  15,844
    Nippon Coke & Engineering Co., Ltd.................... 12,500  14,011
   *Nippon Columbia Co., Ltd..............................  3,000   1,191
    Nippon Concrete Industries Co., Ltd...................  3,000   7,860
    Nippon Denko Co., Ltd.................................  6,000  17,706
    Nippon Densetsu Kogyo Co., Ltd........................  4,000  38,598
    Nippon Filcon Co., Ltd................................  2,000   7,952
    Nippon Flour Mills Co., Ltd........................... 12,000  62,402
    Nippon Gas Co., Ltd...................................  2,000  22,957
    Nippon Kasei Chemical Co., Ltd........................  5,000   6,473
   *Nippon Kinzoku Co., Ltd...............................  3,000   3,547
    Nippon Koei Co., Ltd..................................  5,000  18,153
    Nippon Konpo Unyu Soko Co., Ltd.......................  4,000  63,890
  #*Nippon Koshuha Steel Co., Ltd......................... 10,000   8,772
    Nippon Light Metal Holdings Co., Ltd.................. 31,000  41,345
    Nippon Paper Industries Co., Ltd......................  5,200  75,677
    Nippon Pillar Packing Co., Ltd........................  2,000  13,199
   #Nippon Piston Ring Co., Ltd...........................  7,000  11,902
    Nippon Road Co., Ltd. (The)...........................  8,000  43,137
    Nippon Seiki Co., Ltd.................................  2,000  29,520
   #Nippon Sharyo, Ltd....................................  4,000  22,160
  #*Nippon Sheet Glass Co., Ltd........................... 79,000  82,805

                                     1547

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Nippon Shinyaku Co., Ltd..............................  3,000 $51,070
    Nippon Signal Co., Ltd................................  4,500  32,333
    Nippon Soda Co., Ltd.................................. 13,000  74,268
   *Nippon Suisan Kaisha, Ltd............................. 11,500  23,323
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....  3,000  32,543
    Nippon Thompson Co., Ltd..............................  3,000  14,337
    Nippon Valqua Industries, Ltd.........................  6,000  15,241
   *Nippon Yakin Kogyo Co., Ltd...........................  4,000   4,926
   #Nipro Corp............................................  9,000  86,300
    Nishi-Nippon Railroad Co., Ltd........................  7,000  26,632
    Nishimatsu Construction Co., Ltd...................... 25,000  58,534
    Nishimatsuya Chain Co., Ltd...........................  3,000  26,380
    Nishio Rent All Co., Ltd..............................  1,500  31,473
    Nissei Corp...........................................    400   3,588
    Nissen Holdings Co., Ltd..............................  1,600   5,174
    Nisshin Fudosan Co....................................  1,400   9,134
    Nisshin Oillio Group, Ltd. (The)...................... 10,000  35,716
    Nisshin Steel Holdings Co., Ltd.......................  3,548  30,936
    Nisshinbo Holdings, Inc...............................  8,000  61,573
    Nissin Corp...........................................  5,000  14,381
   #Nissin Electric Co., Ltd..............................  2,000  12,033
    Nissin Kogyo Co., Ltd.................................  2,100  39,353
    Nitta Corp............................................  1,300  25,352
    Nittan Valve Co., Ltd.................................  2,000   6,508
    Nittetsu Mining Co., Ltd..............................  3,000  11,682
    Nitto Boseki Co., Ltd.................................  4,000  13,881
    Nitto Kogyo Corp......................................  3,000  49,681
    Nitto Kohki Co., Ltd..................................    100   1,854
    Nitto Seiko Co., Ltd..................................  3,000  10,035
    Noevir Holdings Co., Ltd..............................  1,100  17,932
    NOF Corp.............................................. 12,000  72,373
    Nomura Co., Ltd.......................................  4,000  36,925
    Noritake Co., Ltd/Nagoya..............................  8,000  20,722
    Noritsu Koki Co., Ltd.................................  1,200   8,090
    Noritz Corp...........................................  2,000  33,753
    North Pacific Bank, Ltd............................... 16,000  61,803
    NS Solutions Corp.....................................  1,400  26,109
    NSD Co., Ltd..........................................  2,400  26,410
   *NTN Corp.............................................. 16,000  52,374
    Nuflare Technology, Inc...............................      3  37,510
    Obara Group, Inc......................................    600  18,136
    OBIC Business Consultants, Ltd........................    100   6,355
    Oenon Holdings, Inc...................................  5,000  11,323
    Ogaki Kyoritsu Bank, Ltd. (The)....................... 22,000  64,356
    Ohsho Food Service Corp...............................  1,100  38,153
   #Oiles Corp............................................  1,728  34,799
    Oita Bank, Ltd. (The)................................. 13,000  38,698
    Okabe Co., Ltd........................................  4,000  42,956
    Okamoto Industries, Inc...............................  6,000  18,860
    Okamura Corp..........................................  3,000  20,407
    Okinawa Electric Power Co., Inc. (The)................  1,077  40,793
    OKK Corp..............................................  5,000   7,336
    OKUMA Corp............................................ 11,000  81,134

                                     1548

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Okumura Corp.......................................... 12,000 $ 46,482
    Okura Industrial Co., Ltd.............................  4,000   13,422
    Okuwa Co., Ltd........................................  2,000   18,888
    Olympic Corp..........................................  1,800   12,471
    ONO Sokki Co., Ltd....................................  3,000   12,574
    Onoken Co., Ltd.......................................  2,000   18,867
    Onward Holdings Co., Ltd..............................  9,000   81,326
    Organo Corp...........................................  4,000   20,808
   #Origin Electric Co., Ltd..............................  3,000    9,948
    Osaka Steel Co., Ltd..................................    900   15,718
   #OSAKA Titanium Technologies Co........................  1,600   31,116
   #Osaki Electric Co., Ltd...............................  3,000   16,146
    OSG Corp..............................................  5,300   81,223
    Oyo Corp..............................................    900   13,218
    Pacific Industrial Co., Ltd...........................  4,000   30,167
    Pacific Metals Co., Ltd...............................  8,000   35,632
    Pack Corp. (The)......................................    700   11,760
    Pal Co., Ltd..........................................    900   25,115
    Paltac Corp...........................................  2,500   34,252
    PanaHome Corp.........................................  6,000   37,084
    Panasonic Industrial Devices SUNX Co., Ltd............  2,700   10,926
    Panasonic Information Systems.........................    400    9,662
    Paramount Bed Holdings Co., Ltd.......................  1,100   36,632
    Parco Co., Ltd........................................    400    3,959
    Paris Miki Holdings, Inc..............................  1,000    4,907
    Pasco Corp............................................  1,000    3,612
    Penta-Ocean Construction Co., Ltd..................... 18,000   43,649
    Pigeon Corp...........................................  2,600  122,306
    Pilot Corp............................................  1,500   50,474
    Piolax, Inc...........................................  1,000   27,541
  #*Pioneer Corp.......................................... 21,000   39,965
    Plenus Co., Ltd.......................................  1,900   32,612
    Point, Inc............................................  1,020   51,089
    Press Kogyo Co., Ltd..................................  9,000   38,052
    Prima Meat Packers, Ltd............................... 15,000   29,056
    Raito Kogyo Co., Ltd..................................  2,400   17,680
  #*Rasa Industries, Ltd..................................  3,000    3,454
    Relo Holdings, Inc....................................    600   29,352
    Rengo Co., Ltd........................................ 17,000   86,131
  #*Renown, Inc...........................................  3,000    4,007
    Resort Solution Co., Ltd..............................  4,000    8,725
    Rheon Automatic Machinery Co., Ltd....................  2,000    4,913
   #Rhythm Watch Co., Ltd................................. 10,000   14,478
    Ricoh Leasing Co., Ltd................................  1,000   27,507
    Right On Co., Ltd.....................................  1,125   11,354
    Riken Corp............................................  7,000   29,514
    Riken Technos Corp....................................  5,000   15,700
    Riken Vitamin Co., Ltd................................  2,000   49,591
    Riso Kagaku Corp......................................  1,400   30,811
    Rock Field Co., Ltd...................................    300    5,686
    Rohto Pharmaceutical Co., Ltd.........................  3,000   41,405
    Roland Corp...........................................  2,000   17,849
    Round One Corp........................................  5,300   31,512

                                     1549

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Royal Holdings Co., Ltd...............................  2,000 $ 30,620
   #Ryobi, Ltd............................................ 11,000   35,255
    Ryoden Trading Co., Ltd...............................  3,000   21,093
    Ryosan Co., Ltd.......................................  2,800   47,198
    Ryoyo Electro Corp....................................  2,000   16,114
    S Foods, Inc..........................................  2,000   18,054
    Saibu Gas Co., Ltd.................................... 24,000   56,302
   #Saizeriya Co., Ltd....................................  2,400   33,819
    Sakai Chemical Industry Co., Ltd......................  7,000   22,123
    Sakata INX Corp.......................................  3,000   27,875
    Sakata Seed Corp......................................  2,000   27,524
    Sala Corp.............................................  4,000   20,089
    San-A Co., Ltd........................................    500   24,236
    San-Ai Oil Co., Ltd...................................  4,000   15,346
    San-In Godo Bank, Ltd. (The).......................... 14,000  105,727
   #Sanden Corp........................................... 10,000   35,469
    Sangetsu Co., Ltd.....................................  2,100   52,207
    Sanken Electric Co., Ltd.............................. 10,000   42,073
    Sanki Engineering Co., Ltd............................  5,000   28,192
    Sankyo Seiko Co., Ltd.................................  4,000   13,714
    Sankyo Tateyama, Inc..................................  1,600   32,896
    Sankyu, Inc........................................... 19,000   66,274
    Sanoh Industrial Co., Ltd.............................  3,000   21,541
    Sanshin Electronics Co., Ltd..........................  2,000   12,211
    Sanwa Holdings Corp...................................  9,000   49,522
    Sanyo Chemical Industries, Ltd........................  7,000   44,618
    Sanyo Denki Co., Ltd..................................  4,000   29,742
    Sanyo Electric Railway Co., Ltd.......................  2,000    8,372
    Sanyo Shokai, Ltd..................................... 11,000   27,056
   #Sanyo Special Steel Co., Ltd..........................  6,000   28,531
    Sapporo Holdings, Ltd.................................  5,000   17,987
   *Sasebo Heavy Industries Co., Ltd......................  7,000    6,344
   #Sato Holdings Corp....................................    300    5,337
    Sato Shoji Corp.......................................  2,000   11,245
    Satori Electric Co., Ltd..............................  1,000    5,249
    Sawada Holdings Co., Ltd..............................    500    5,225
    Saxa Holdings, Inc....................................  4,000    6,646
   #Secom Joshinetsu Co., Ltd.............................    900   22,970
    Seika Corp............................................  8,000   19,253
    Seikagaku Corp........................................  1,700   23,161
    Seiko Epson Corp......................................  6,500   81,194
    Seiko Holdings Corp................................... 10,000   41,744
   #Seino Holdings Co., Ltd...............................  5,000   44,844
    Seiren Co., Ltd.......................................  5,300   36,139
    Sekisui Jushi Corp....................................  2,000   26,434
    Sekisui Plastics Co., Ltd.............................  7,000   17,493
   #Senko Co., Ltd........................................  6,000   31,319
    Senshu Electric Co., Ltd..............................  1,000   11,775
    Senshu Ikeda Holdings, Inc............................ 10,600   53,489
   #Senshukai Co., Ltd....................................  3,000   25,459
   #Seria Co., Ltd........................................    600   19,174
   *Shibaura Mechatronics Corp............................  4,000    9,577
    Shibusawa Warehouse Co., Ltd. (The)...................  6,000   26,217

                                     1550

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Shibuya Kogyo Co., Ltd................................  2,100 $18,113
    Shiga Bank, Ltd. (The)................................  3,000  17,096
   #Shikibo, Ltd..........................................  9,000  10,373
    Shikoku Bank, Ltd. (The).............................. 12,000  27,363
    Shikoku Chemicals Corp................................  3,000  22,901
    Shima Seiki Manufacturing, Ltd........................  2,100  41,857
    Shimachu Co., Ltd.....................................  3,300  81,139
    Shimizu Bank, Ltd. (The)..............................    400  10,724
    Shin-Etsu Polymer Co., Ltd............................  5,000  15,965
    Shinagawa Refractories Co., Ltd.......................  5,000   9,477
    Shindengen Electric Manufacturing Co., Ltd............  3,000  12,279
   #Shinkawa, Ltd.........................................  1,000   6,374
    Shinko Electric Industries Co., Ltd...................  6,300  60,552
    Shinko Plantech Co., Ltd..............................  3,000  23,462
    Shinko Shoji Co., Ltd.................................  2,000  16,160
    Shinmaywa Industries, Ltd.............................  8,000  65,820
    Shinnihon Corp........................................  4,000  11,904
    Ship Healthcare Holdings, Inc.........................  1,800  66,438
    Shiroki Corp..........................................  7,000  14,833
    Shizuoka Gas Co., Ltd.................................  5,000  35,189
    Shobunsha Publications, Inc...........................  1,300   7,815
    Showa Corp............................................  2,400  32,226
    Showa Sangyo Co., Ltd................................. 10,000  30,304
    Siix Corp.............................................  2,400  27,922
    Simplex Holdings, Inc.................................      3   1,392
    Sinanen Co., Ltd......................................  3,000  11,051
    Sinfonia Technology Co., Ltd..........................  6,000   9,480
    Sintokogio, Ltd.......................................  3,938  30,918
    SKY Perfect JSAT Holdings, Inc........................     21  11,013
    SMK Corp..............................................  5,000  16,235
   #Sodick Co., Ltd.......................................  4,100  19,802
    Sohgo Security Services Co., Ltd......................  4,500  80,247
    Sotetsu Holdings, Inc................................. 14,000  50,801
    Square Enix Holdings Co., Ltd.........................  4,800  65,938
    SRA Holdings..........................................  1,000  11,432
    St Marc Holdings Co., Ltd.............................    500  23,356
    Star Micronics Co., Ltd...............................  3,100  31,385
    Start Today Co., Ltd..................................  1,200  24,785
    Starzen Co., Ltd......................................  4,000  10,488
   #Stella Chemifa Corp...................................    900  13,680
    Sumida Corp...........................................  1,100   5,397
    Sumikin Bussan Corp...................................  6,000  18,114
    Suminoe Textile Co., Ltd..............................  5,000  12,378
    Sumitomo Bakelite Co., Ltd............................ 18,000  67,638
    Sumitomo Densetsu Co., Ltd............................  1,100  14,960
    Sumitomo Light Metal Industries, Ltd.................. 29,000  26,299
  #*Sumitomo Mitsui Construction Co., Ltd.................  9,660   7,873
    Sumitomo Osaka Cement Co., Ltd........................ 30,000  97,224
   *Sumitomo Pipe & Tube Co., Ltd.........................  3,000  32,747
    Sumitomo Precision Products Co., Ltd..................  2,000   8,458
    Sumitomo Seika Chemicals Co., Ltd.....................  4,000  15,213
    Sumitomo Warehouse Co., Ltd. (The).................... 11,000  62,845
   *SWCC Showa Holdings Co., Ltd.......................... 12,000   9,419
    Systena Corp..........................................  1,300   9,414
    T Hasegawa Co., Ltd...................................  1,600  22,016
    T RAD Co., Ltd........................................  5,000  17,876

                                     1551

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    T&K Toka Co., Ltd.....................................    500 $ 10,633
    Tachi-S Co., Ltd......................................  2,100   30,137
    Tadano, Ltd...........................................  6,000   87,572
    Taihei Dengyo Kaisha, Ltd.............................  3,000   21,304
    Taiho Kogyo Co., Ltd..................................  1,900   26,211
    Taikisha, Ltd.........................................  2,000   48,271
    Taiko Bank, Ltd. (The)................................  4,000    8,641
    Taiyo Holdings Co., Ltd...............................    400   12,498
    Takamatsu Construction Group Co., Ltd.................  1,600   24,490
    Takaoka Toko Holdings Co., Ltd........................    400    7,280
    Takara Leben Co., Ltd.................................  8,800   30,766
    Takara Standard Co., Ltd..............................  7,000   51,272
    Takasago International Corp...........................  7,000   35,630
    Takasago Thermal Engineering Co., Ltd.................  6,000   51,714
   #Takata Corp...........................................    900   18,797
    Takeuchi Manufacturing Co., Ltd.......................    500    9,516
    Takiron Co., Ltd......................................  3,000   12,874
    Takuma Co., Ltd.......................................  6,000   45,814
    Tamron Co., Ltd.......................................  1,500   30,041
    Tamura Corp...........................................  4,000   10,115
   #Tatsuta Electric Wire and Cable Co., Ltd..............  2,000   15,513
  #*Teac Corp.............................................  5,000    2,749
    TECHNO ASSOCIE Co., Ltd...............................  1,800   20,238
    Tecmo Koei Holdings Co., Ltd..........................  3,000   30,121
    Teikoku Tsushin Kogyo Co., Ltd........................  4,000    6,613
  #*Tekken Corp........................................... 11,000   12,557
    Temp Holdings Co., Ltd................................  1,700   43,456
    Tenma Corp............................................  2,000   25,703
    TKC Corp..............................................  1,600   27,187
   *Toa Corp.............................................. 12,000   16,144
   #TOA ROAD Corp.........................................  3,000   12,685
    Toagosei Co., Ltd..................................... 25,000  107,037
  #*Tobishima Corp........................................  2,400    2,495
    TOC Co., Ltd..........................................  5,000   35,223
    Tocalo Co., Ltd.......................................  1,000   13,203
    Tochigi Bank, Ltd. (The).............................. 10,000   37,702
    Toda Corp............................................. 17,000   48,338
    Toei Co., Ltd.........................................  5,000   31,003
    Toenec Corp...........................................  3,000   15,916
    Toho Bank, Ltd. (The)................................. 21,000   61,852
    Toho Holdings Co., Ltd................................  2,800   48,468
    Toho Zinc Co., Ltd....................................  6,000   17,409
    Tohoku Bank, Ltd. (The)...............................  8,000   11,503
   #Tokai Carbon Co., Ltd................................. 13,000   37,356
    Tokai Corp/Gifu.......................................    200    5,507
    TOKAI Holdings Corp...................................  5,000   16,994
   #Tokai Rubber Industries, Ltd..........................  2,700   23,333
    Tokai Tokyo Financial Holdings, Inc...................  9,600   71,190
    Token Corp............................................    480   25,247
    Tokushu Tokai Paper Co., Ltd..........................  5,189   10,480
   #Tokuyama Corp......................................... 20,000   71,412
    Tokyo Dome Corp....................................... 16,000   99,278
    Tokyo Energy & Systems, Inc...........................  2,000    9,868

                                     1552

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
  #*Tokyo Kikai Seisakusho, Ltd...........................  6,000 $ 7,021
    Tokyo Ohka Kogyo Co., Ltd.............................  2,700  57,932
    Tokyo Rakutenchi Co., Ltd.............................  5,000  24,024
  #*Tokyo Rope Manufacturing Co., Ltd.....................  4,000   5,461
    Tokyo Seimitsu Co., Ltd...............................  2,300  44,954
   #Tokyo Steel Manufacturing Co., Ltd....................  9,000  45,236
    Tokyo Tekko Co., Ltd..................................  3,000  11,273
   #Tokyo Theatres Co., Inc...............................  6,000   9,102
    Tokyo Tomin Bank, Ltd. (The)..........................  1,300  13,405
    Tokyu Community Corp..................................  1,000  45,490
   *Tokyu Construction Co., Ltd...........................  5,880  14,021
   #Tokyu Livable, Inc....................................  1,800  36,166
    Tokyu Recreation Co., Ltd.............................  3,000  16,410
    Toli Corp.............................................  6,000  11,437
    Tomato Bank, Ltd......................................  9,000  16,057
    Tomen Electronics Corp................................    800   9,135
    TOMONY Holdings, Inc.................................. 10,000  35,650
   #Tomy Co., Ltd.........................................  5,617  26,984
    Tonami Holdings Co., Ltd..............................  3,000   6,453
    Toppan Forms Co., Ltd.................................  2,600  22,423
    Topre Corp............................................  2,100  21,530
    Topy Industries, Ltd.................................. 16,000  33,091
   #Toridoll.corp.........................................  1,200  12,382
    Torishima Pump Manufacturing Co., Ltd.................  2,000  17,670
    Toshiba Machine Co., Ltd.............................. 10,000  46,168
    Toshiba Plant Systems & Services Corp.................  4,000  65,002
    Toshiba TEC Corp......................................  8,000  46,076
   #Tosho Printing Co., Ltd...............................  5,000  12,495
    Totetsu Kogyo Co., Ltd................................  3,000  54,875
    Tottori Bank, Ltd. (The)..............................  6,000  11,066
   #Touei Housing Corp....................................    900  16,775
    Towa Bank, Ltd. (The)................................. 10,000   9,282
    Towa Pharmaceutical Co., Ltd..........................    900  38,006
   #Toyo Construction Co., Ltd............................  3,200   7,795
    Toyo Corp.............................................  3,000  35,460
   #Toyo Denki Seizo--Toyo Electric Manufacturing Co.,
     Ltd..................................................  5,000  15,203
    Toyo Engineering Corp.................................  9,000  41,538
    Toyo Ink SC Holdings Co., Ltd......................... 15,000  75,652
   #Toyo Kanetsu KK....................................... 12,000  30,297
    Toyo Kohan Co., Ltd...................................  3,000  11,031
   #Toyo Securities Co., Ltd..............................  5,000  16,330
   #Toyo Tanso Co., Ltd...................................    300   4,894
    Toyo Tire & Rubber Co., Ltd........................... 11,205  64,469
    Toyobo Co., Ltd....................................... 25,000  38,948
    TPR Co., Ltd..........................................  2,100  35,056
    Transcosmos, Inc......................................  1,900  30,677
    Trusco Nakayama Corp..................................  1,400  28,357
    TSI Holdings Co., Ltd.................................  6,525  46,877
    Tsubakimoto Chain Co..................................  9,000  55,596
    Tsugami Corp..........................................  5,000  24,255
    Tsukishima Kikai Co., Ltd.............................  3,000  32,034
    Tsukuba Bank, Ltd. (The)..............................  5,500  18,269
    Tsukui Corp...........................................    600   5,989

                                     1553

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
JAPAN -- (Continued)
    Tsurumi Manufacturing Co., Ltd........................  2,000 $    19,032
    Tsutsumi Jewelry Co., Ltd.............................    800      18,439
   #U-Shin, Ltd...........................................  2,000      12,889
   *Ube Material Industries, Ltd..........................  6,000      15,958
    Uchida Yoko Co., Ltd..................................  4,000      10,280
    UKC Holdings Corp.....................................    300       4,955
   *Ulvac, Inc............................................  4,900      38,192
  #*Uniden Corp...........................................  2,000       4,421
    Union Tool Co.........................................    400       7,666
    Unipres Corp..........................................  2,300      45,140
    United Arrows, Ltd....................................  1,200      54,250
    Universal Entertainment Corp..........................  2,600      51,194
    UNY Group Holdings Co., Ltd...........................  3,700      23,757
   *Usen Corp.............................................  4,870       8,247
    Ushio, Inc............................................  2,400      29,446
    Valor Co., Ltd........................................  2,000      33,181
    Vital KSK Holdings, Inc...............................  2,800      20,181
    VT Holdings Co., Ltd..................................  2,300      25,869
    Wacoal Holdings Corp..................................  4,000      40,556
    Wacom Co., Ltd........................................  5,200      41,893
    Wakita & Co., Ltd.....................................  2,000      21,558
    Warabeya Nichiyo Co., Ltd.............................  1,200      18,599
   #WATAMI Co., Ltd.......................................  1,400      24,093
    Welcia Holdings Co., Ltd..............................    400      21,471
    Wood One Co., Ltd.....................................  3,000       9,203
    Xebio Co., Ltd........................................  1,500      31,449
    Yachiyo Bank, Ltd. (The)..............................    600      17,098
    YAMABIKO Corp.........................................    615      16,621
    Yamagata Bank, Ltd. (The)............................. 11,000      47,082
   *Yamaichi Electronics Co., Ltd.........................  1,600       2,624
    Yamanashi Chuo Bank, Ltd. (The)....................... 14,000      55,957
    Yamazen Corp..........................................  3,000      18,598
    Yaoko Co., Ltd........................................    500      18,702
    Yasuda Warehouse Co., Ltd. (The)......................  2,000      18,058
    Yellow Hat, Ltd.......................................  1,800      34,130
    Yodogawa Steel Works, Ltd.............................  9,000      37,527
    Yokogawa Bridge Holdings Corp.........................  2,000      24,123
    Yokohama Reito Co., Ltd...............................  3,000      23,466
    Yokowo Co., Ltd.......................................  1,700       7,990
    Yomeishu Seizo Co., Ltd...............................  2,000      16,476
    Yondenko Corp.........................................  2,100       7,675
    Yorozu Corp...........................................  1,900      32,886
    Yuasa Trading Co., Ltd................................ 18,000      31,914
    Yurtec Corp...........................................  4,000      12,240
    Yusen Logistics Co., Ltd..............................    600       5,412
    Yushiro Chemical Industry Co., Ltd....................  1,000       9,572
    Zenrin Co., Ltd.......................................  1,800      19,615
    ZERIA Pharmaceutical Co., Ltd.........................  2,000      30,667
   #Zuken, Inc............................................  2,000      17,451
                                                                  -----------
TOTAL JAPAN...............................................         23,580,639
                                                                  -----------

                                     1554

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV................................  5,881 $  148,192
   #Accell Group..........................................  1,850     34,063
   *AFC Ajax NV...........................................    864      9,189
   *AMG Advanced Metallurgical Group NV...................  1,768     14,886
    Amsterdam Commodities NV..............................    600     12,532
   #APERAM................................................  3,991     49,255
    Arcadis NV............................................  3,612     93,728
    ASM International NV..................................  5,088    160,208
    BE Semiconductor Industries NV........................  1,755     19,009
    Beter Bed Holding NV..................................  1,357     26,251
   #BinckBank NV..........................................  4,652     41,222
   #Brunel International NV...............................  1,388     66,961
    CSM...................................................  4,747    108,904
   #Delta Lloyd NV........................................ 11,005    237,825
    Exact Holding NV......................................    619     14,555
   *Grontmij..............................................  2,730     12,371
   #Heijmans NV...........................................    418      4,447
    Hunter Douglas NV.....................................    130      5,356
    KAS Bank NV...........................................    488      5,943
    Kendrion NV...........................................    133      3,679
    Koninklijke BAM Groep NV.............................. 25,585    146,171
    Koninklijke Ten Cate NV...............................  1,992     48,131
    Koninklijke Wessanen NV...............................  2,173      8,071
    Macintosh Retail Group NV.............................    944     10,593
    Nutreco NV............................................  8,660    406,618
   *Ordina NV.............................................  2,349      3,917
   *PostNL NV............................................. 30,622    110,177
  #*Royal Imtech NV.......................................  8,616     20,970
   *SBM Offshore NV....................................... 11,207    216,875
    Sligro Food Group NV..................................  1,176     42,505
   #SNS REAAL NV.......................................... 15,156         --
   *Telegraaf Media Groep NV..............................  1,964     30,693
    TKH Group NV..........................................  2,994     82,467
  #*TomTom NV.............................................  8,009     46,769
    Unit4 NV..............................................  1,693     57,287
    USG People NV.........................................  4,526     33,722
                                                                  ----------
TOTAL NETHERLANDS.........................................         2,333,542
                                                                  ----------
NEW ZEALAND -- (0.8%)
    Air New Zealand, Ltd.................................. 25,682     29,743
  #*Bathurst Resources New Zealand, Ltd...................  5,351        938
    Briscoe Group, Ltd.................................... 15,371     28,220
   *Cavalier Corp., Ltd...................................  8,600     10,985
    Chorus, Ltd...........................................  8,097     17,461
   #Ebos Group, Ltd.......................................  2,739     21,983
    Fisher & Paykel Healthcare Corp., Ltd................. 31,547     87,624
    Freightways, Ltd......................................  8,779     28,462
    Hallenstein Glasson Holdings, Ltd.....................  5,327     20,061
    Heartland New Zealand, Ltd............................  5,841      4,051
    Infratil, Ltd......................................... 38,003     75,425
   #Mainfreight, Ltd......................................  6,252     53,681
   #New Zealand Refining Co., Ltd. (The).................. 13,533     26,386

                                     1555

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
NEW ZEALAND -- (Continued)
   #Nuplex Industries, Ltd................................ 14,414 $ 35,884
    NZX, Ltd..............................................  4,430    4,708
    PGG Wrightson, Ltd.................................... 10,577    2,793
   #Port of Tauranga, Ltd.................................  7,100   81,050
   *Pumpkin Patch, Ltd....................................  7,400    5,138
    Restaurant Brands New Zealand, Ltd....................  9,560   21,496
    Ryman Healthcare, Ltd................................. 20,343  115,470
    Sanford Ltd...........................................  6,562   24,356
    Sky Network Television, Ltd........................... 13,395   57,261
   #SKYCITY Entertainment Group, Ltd...................... 36,975  123,623
   #Steel & Tube Holdings, Ltd............................  5,579   11,577
    Tower, Ltd............................................  8,527   12,736
   #TrustPower, Ltd.......................................  4,827   28,521
    Vector, Ltd...........................................  7,657   16,194
    Warehouse Group, Ltd. (The)...........................  5,475   17,142
  #*Xero, Ltd.............................................    747   10,324
                                                                  --------
TOTAL NEW ZEALAND.........................................         973,293
                                                                  --------
NORWAY -- (1.0%)
   #ABG Sundal Collier Holding ASA........................  8,171    5,598
   *Algeta ASA............................................  1,657   67,734
  #*Archer, Ltd...........................................  6,888    5,533
    Atea ASA..............................................  5,000   52,555
    Austevoll Seafood ASA.................................  5,800   32,832
    Bonheur ASA...........................................     83    1,973
    BW Offshore, Ltd...................................... 18,600   24,480
   *BWG Homes ASA.........................................  7,338   16,223
   #Cermaq ASA............................................  3,800   69,984
    Copeinca ASA..........................................    970   11,126
   *Det Norske Oljeselskap ASA............................  1,233   18,049
   *DNO International ASA................................. 37,012   80,036
  #*DOF ASA...............................................  2,500   11,015
    Ekornes ASA...........................................  1,600   25,191
   *Electromagnetic GeoServices A.S.......................  4,467    7,020
    Evry ASA..............................................  3,410    5,378
    Farstad Shipping ASA..................................    800   17,433
  #*Frontline, Ltd........................................  1,361    3,530
    Ganger Rolf ASA.......................................  1,960   44,453
   *Golden Ocean Group Ltd................................ 12,836   13,795
   *Hoegh LNG Holdings Ltd................................    790    5,992
   *Kongsberg Automotive Holding ASA...................... 11,000    5,947
    Kvaerner ASA.......................................... 10,879   18,588
    Leroey Seafood Group ASA..............................    800   21,306
  #*Nordic Semiconductor ASA.............................. 10,897   35,360
  #*Norske Skogindustrier ASA.............................  7,000    4,364
   *Northland Resources SA................................    200       26
   *Norwegian Air Shuttle A.S.............................  1,507   67,090
  #*Norwegian Energy Co. A.S..............................  1,598      822
   *Odfjell SE Class A....................................  1,000    4,637
   #Opera Software ASA....................................  2,277   18,502
   *Panoro Energy ASA.....................................  1,501      776
  #*Renewable Energy Corp. ASA............................ 76,717   39,562
   *Salmar ASA............................................  1,975   19,934
   *Sevan Drilling A.S.................................... 16,161   12,518
  #*Sevan Marine ASA......................................  1,337    5,374
   *Siem Offshore, Inc....................................  9,787   12,939

                                     1556

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
NORWAY -- (Continued)
    Solstad Offshore ASA..................................   1,000 $   16,338
  #*Songa Offshore SE.....................................  10,265     12,806
    SpareBank 1 SMN.......................................   8,057     66,466
    SpareBank 1 SR Bank ASA...............................   3,861     32,658
    Stolt-Nielsen, Ltd....................................   1,022     23,834
   *Storebrand ASA........................................     300      1,725
    Tomra Systems ASA.....................................  14,102    128,826
    TTS Group ASA.........................................   1,100      1,299
    Veidekke ASA..........................................   4,900     39,897
    Wilh Wilhelmsen ASA...................................   1,741     14,065
    Wilh Wilhelmsen Holding ASA Class A...................   2,050     59,388
                                                                   ----------
TOTAL NORWAY..............................................          1,184,977
                                                                   ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.........................................   7,954     20,521
   *Banco BPI SA..........................................  16,849     22,003
  #*Banco Comercial Portugues SA.......................... 345,630     43,119
    Mota-Engil SGPS SA....................................   4,552     16,611
    Portucel SA...........................................  20,700     73,297
    REN--Redes Energeticas Nacionais SGPS SA..............  15,049     44,492
    Semapa-Sociedade de Investimento e Gestao.............   6,200     54,892
    Sonae.................................................  53,752     55,726
  #*Sonae Industria SGPS SA...............................   2,500      1,634
    Sonaecom--SGPS SA.....................................   8,301     19,735
   #Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA...................................   7,743     45,292
                                                                   ----------
TOTAL PORTUGAL............................................            397,322
                                                                   ----------
SINGAPORE -- (1.5%)
    Ausgroup, Ltd.........................................  44,000     12,278
    Banyan Tree Holdings, Ltd.............................   7,000      3,814
    Biosensors International Group, Ltd...................  70,000     57,258
    Boustead Singapore, Ltd...............................  22,000     24,227
    Bukit Sembawang Estates, Ltd..........................  10,500     51,048
    Bund Center Investment, Ltd........................... 108,000     19,477
    CH Offshore, Ltd......................................  17,400      5,951
    China Aviation Oil Singapore Corp., Ltd...............   8,000      6,032
    Chip Eng Seng Corp., Ltd..............................  45,000     24,385
    Chuan Hup Holdings, Ltd...............................  87,000     17,131
    Cosco Corp. Singapore, Ltd............................  76,000     44,791
    Creative Technology, Ltd..............................   2,650      4,916
    CSE Global, Ltd.......................................  40,000     25,923
    CWT, Ltd..............................................  12,000     13,533
   *Delong Holdings, Ltd..................................  17,000      5,031
   *Ezra Holdings, Ltd....................................  49,600     33,694
   *Falcon Energy Group, Ltd..............................  21,000      5,601
    Far East Orchard, Ltd.................................  11,239     17,917
    Fragrance Group, Ltd..................................  82,000     15,473
    GK Goh Holdings, Ltd..................................  17,000     11,384
    GMG Global, Ltd....................................... 275,000     22,480
    Goodpack, Ltd.........................................  24,000     28,699
    GuocoLand, Ltd........................................   5,000      8,248
    GuocoLeisure, Ltd.....................................  53,000     32,698

                                     1557

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SINGAPORE -- (Continued)
    Guthrie GTS, Ltd......................................  16,000 $   11,234
    Hi-P International, Ltd...............................  23,000     14,974
    Ho Bee Investment, Ltd................................  14,000     24,100
    Hong Fok Corp., Ltd...................................  49,200     26,657
    Hong Leong Asia, Ltd..................................   8,000      9,696
    Hotel Grand Central, Ltd..............................  34,631     29,267
    Hotel Properties, Ltd.................................  17,200     42,326
    Hwa Hong Corp., Ltd...................................  59,000     14,822
    Hyflux, Ltd...........................................  27,500     28,237
    Indofood Agri Resources, Ltd..........................  28,000     19,501
    Jaya Holdings, Ltd....................................  22,000     10,026
    K-Green Trust.........................................  29,000     23,386
    K1 Ventures, Ltd...................................... 120,000     16,305
   *Manhattan Resources, Ltd..............................  23,000      6,605
    Metro Holdings, Ltd...................................  49,200     34,628
    Midas Holdings, Ltd................................... 114,000     42,953
   *Neptune Orient Lines, Ltd.............................  55,000     46,428
   *Oceanus Group, Ltd....................................  40,000        911
    OSIM International, Ltd...............................  18,000     29,027
   *Otto Marine, Ltd......................................  48,000      1,884
    Pan Pacific Hotels Group, Ltd.........................  37,500     75,004
    Petra Foods, Ltd......................................  20,000     62,794
   *Raffles Education Corp., Ltd..........................  49,200     11,411
    Rotary Engineering, Ltd...............................  17,000      7,937
    SBS Transit, Ltd......................................  23,000     25,152
    Sheng Siong Group, Ltd................................  37,000     20,652
    Sinarmas Land, Ltd.................................... 108,000     56,368
    Singapore Post, Ltd...................................  88,000     90,992
    SMRT Corp., Ltd.......................................  15,000     16,696
    Stamford Land Corp., Ltd..............................  21,000      9,245
   *SunVic Chemical Holdings, Ltd.........................  40,000     13,980
    Super Group, Ltd......................................  13,000     49,193
   #Swiber Holdings, Ltd..................................  23,000     13,356
    Tat Hong Holdings, Ltd................................  35,000     32,054
   *Triyards holdings, Ltd................................   4,960      2,709
    Tuan Sing Holdings, Ltd...............................  44,628     12,097
    United Engineers, Ltd.................................  17,000     31,438
    United Envirotech, Ltd................................  17,000     12,567
    UOB-Kay Hian Holdings, Ltd............................  30,000     39,763
    Vard Holdings, Ltd....................................  33,000     21,379
    Venture Corp., Ltd....................................  20,000    115,198
    Wheelock Properties Singapore, Ltd....................  20,000     28,764
    Wing Tai Holdings, Ltd................................  45,970     76,848
    Yeo Hiap Seng, Ltd....................................   2,482      5,209
    Yongnam Holdings, Ltd.................................  70,000     18,177
                                                                   ----------
TOTAL SINGAPORE...........................................          1,773,939
                                                                   ----------
SPAIN -- (2.0%)
    Abengoa SA............................................   2,121      5,611
   #Abengoa SA Class B....................................   8,484     20,253
    Acciona SA............................................     790     37,252
   #Acerinox SA...........................................   6,365     65,240
    Adveo Group International SA..........................     733     12,278

                                     1558

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SPAIN -- (Continued)
    Almirall SA...........................................  3,614 $   47,462
    Antena 3 de Television SA.............................  3,640     37,975
   *Azkoyen SA............................................  2,184      3,866
    Bankinter SA.......................................... 25,893    118,069
   *Baron de Ley..........................................     67      4,997
   #Bolsas y Mercados Espanoles SA........................  4,485    123,862
   *Campofrio Food Group SA...............................  1,577     10,848
   *Cementos Portland Valderrivas SA......................  1,167      6,225
    Cie Automotive SA.....................................    627      5,060
   *Codere SA.............................................    767      1,270
    Construcciones y Auxiliar de Ferrocarriles SA.........    137     59,246
   *Deoleo SA.............................................  8,137      3,079
    Duro Felguera SA......................................  2,827     18,307
    Ebro Foods SA.........................................  8,515    183,884
    Elecnor SA............................................  1,707     23,437
    Ence Energia y Celulosa SA............................  9,815     31,720
   *Ercros SA.............................................  3,027      1,727
    Faes Farma SA.........................................  9,185     27,079
   #Fomento de Construcciones y Contratas SA..............  1,855     25,607
    Gamesa Corp. Tecnologica SA........................... 13,178     97,049
    Grupo Catalana Occidente SA...........................  3,722     96,851
  #*Grupo Ezentis SA...................................... 18,910      3,399
    Iberpapel Gestion SA..................................    936     17,508
   #Indra Sistemas SA.....................................  8,172    110,754
   *Inmobiliaria Colonial SA..............................     25         35
   *Jazztel P.L.C......................................... 16,693    151,602
   *Mediaset Espana Comunicacion SA....................... 12,622    131,463
    Melia Hotels International SA.........................  4,123     36,998
    Miquel y Costas & Miquel SA...........................    740     24,126
   *NH Hoteles SA.........................................  5,825     23,427
    Obrascon Huarte Lain SA...............................  3,159    120,542
    Papeles y Cartones de Europa SA.......................  2,764     12,152
   *Pescanova SA..........................................  1,077         --
   *Promotora de Informaciones SA Class A................. 12,732      3,139
    Prosegur Cia de Seguridad SA.......................... 22,000    113,485
   *Realia Business SA....................................  4,187      3,430
   *Sacyr Vallehermoso SA................................. 17,768     65,880
    Tecnicas Reunidas SA..................................  1,472     67,166
    Tubacex SA............................................  5,465     19,542
    Tubos Reunidos SA.....................................  8,287     19,301
    Vidrala SA............................................  1,160     43,044
    Viscofan SA...........................................  4,280    220,365
   *Zeltia SA............................................. 12,166     37,206
                                                                  ----------
TOTAL SPAIN...............................................         2,292,818
                                                                  ----------
SWEDEN -- (3.3%)
    AarhusKarlshamn AB....................................  1,961    112,638
    AddTech AB Class B....................................  2,500    100,231
    AF AB Class B.........................................  2,682     75,180
    Atrium Ljungberg AB Class B...........................    798     10,538
    Avanza Bank Holding AB................................  1,713     39,521
   #Axfood AB.............................................  1,800     83,774
   #Axis Communications AB................................  2,100     59,839

                                     1559

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
SWEDEN -- (Continued)
    B&B Tools AB Class B..................................  2,500 $ 32,315
   *BE Group AB...........................................  2,600    6,007
    Beijer AB G&L Class B.................................  1,786   28,734
    Beijer Alma AB........................................  1,700   37,468
    Betsson AB............................................  3,029   81,345
    Bilia AB Class A......................................  2,065   36,782
    BillerudKorsnas AB.................................... 10,868  101,939
    BioGaia AB Class B....................................  1,689   57,901
    Bure Equity AB........................................  1,767    6,340
    Castellum AB.......................................... 10,137  144,935
    Catena AB.............................................  1,487   19,292
   #Clas Ohlson AB Class B................................  2,530   36,364
   *Cloetta AB Class B....................................  5,932   16,572
    Concentric AB.........................................  3,360   39,603
   #Dios Fastigheter AB...................................  3,244   19,707
    Duni AB...............................................  2,632   24,585
  #*Eniro AB..............................................    744    2,237
    Fabege AB.............................................  8,688   97,948
   *Fastighets AB Balder..................................  2,430   19,475
    Gunnebo AB............................................  3,000   15,503
   *Hakon Invest AB.......................................  3,295   92,134
    Haldex AB.............................................  3,360   29,368
    Hexpol AB.............................................  2,066  151,436
    HIQ International AB..................................  4,214   22,124
    Hoganas AB Class B....................................  2,683  132,794
    Holmen AB Class B.....................................  5,220  151,459
    Husqvarna AB Class B.................................. 20,443  122,865
    Industrial & Financial Systems Class B................  1,799   37,133
    Indutrade AB..........................................    490   17,444
    Intrum Justitia AB....................................  5,500  139,635
   #JM AB.................................................  5,312  141,228
   *KappAhl AB............................................  6,122   30,442
  #*Karolinska Development AB Class B.....................  1,741    7,011
    Klovern AB............................................  1,714    7,189
    Kungsleden AB......................................... 11,062   70,865
    Lagercrantz AB Class B................................  2,500   38,215
   *Lindab International AB...............................  5,462   49,290
    Loomis AB Class B.....................................  3,493   74,897
  #*Medivir AB Class B....................................  1,986   21,727
   #Mekonomen AB..........................................  1,400   42,915
   *Micronic Mydata AB....................................  2,400    4,410
    Modern Times Group AB Class B.........................  1,757   82,695
    NCC AB Class B........................................  8,486  222,779
    Net Entertainment NE AB Class B.......................  1,424   23,158
   *Net Insight AB Class B................................ 11,409    2,328
   #New Wave Group AB Class B.............................  2,000   11,128
    Nibe Industrier AB Class B............................  4,671   79,665
    Nobia AB..............................................  8,067   58,460
    Nolato AB Class B.....................................  1,100   19,818
    Nordnet AB Class B....................................  3,919   11,948
  #*PA Resources AB.......................................    127      199
   #Peab AB............................................... 14,480   79,362
    Proffice AB Class B...................................  2,061    7,243

                                     1560

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SWEDEN -- (Continued)
   *Rezidor Hotel Group AB................................  6,630 $   36,107
    Saab AB Class B.......................................  3,366     60,823
    Sagax AB Class B......................................  1,910      6,962
   *SAS AB................................................  7,999     15,837
    SkiStar AB............................................  1,500     17,735
   #SSAB AB Class A....................................... 10,488     68,203
    SSAB AB Class B.......................................  5,703     31,818
    Sweco AB Class B......................................  1,500     17,230
   *Swedish Orphan Biovitrum AB...........................  9,932     74,479
   #Systemair AB..........................................    107      1,726
    Unibet Group P.L.C....................................  1,751     62,764
    Wallenstam AB Class B.................................  5,304     73,301
    Wihlborgs Fastigheter AB..............................  3,900     63,915
                                                                  ----------
TOTAL SWEDEN..............................................         3,821,037
                                                                  ----------
SWITZERLAND -- (4.2%)
   *Acino Holding AG......................................    184     14,594
   *AFG Arbonia-Forster Holding AG........................  1,105     34,621
    Allreal Holding AG....................................    856    119,139
    ams AG................................................    575     40,546
    APG SGA SA............................................     64     15,511
    Ascom Holding AG......................................  1,474     19,076
    Autoneum Holding AG...................................    254     23,505
   #Bachem Holding AG Class B.............................    343     16,148
    Bank Coop AG..........................................    580     30,366
    Banque Cantonale de Geneve............................     85     22,419
    Banque Cantonale Vaudoise.............................    139     71,587
    Banque Privee Edmond de Rothschild SA.................      1     17,695
    Belimo Holding AG.....................................     34     79,760
    Bell AG...............................................      8     18,321
    Bellevue Group AG.....................................    298      3,571
   #Berner Kantonalbank AG................................    278     69,360
    BKW AG................................................    405     13,269
   *Bobst Group AG........................................    800     24,703
    Bossard Holding AG....................................    160     26,789
    Bucher Industries AG..................................    416    104,611
    Burckhardt Compression Holding AG.....................    162     64,806
    Burkhalter Holding AG.................................    185     13,240
   *Charles Voegele Holding AG............................    750      7,341
    Cie Financiere Tradition SA...........................     66      3,449
    Clariant AG........................................... 16,533    258,457
    Coltene Holding AG....................................    250     12,079
    Conzzeta AG...........................................     27     50,510
    Daetwyler Holding AG..................................    296     32,293
   *Dufry AG..............................................    494     64,647
   #EFG International AG..................................  3,568     46,867
    Emmi AG...............................................    111     34,303
    Energiedienst Holding AG..............................  1,000     36,629
    Flughafen Zuerich AG..................................    262    141,706
    Forbo Holding AG......................................    150    108,325
   #Galenica AG...........................................    249    191,054
    GAM Holding AG........................................ 12,356    197,107
   *Gategroup Holding AG..................................  1,678     37,909

                                     1561

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
SWITZERLAND -- (Continued)
    Georg Fischer AG.......................................    344 $  179,948
    Gurit Holding AG.......................................     25     10,421
    Helvetia Holding AG....................................    456    203,589
    Huber & Suhner AG......................................    649     29,583
    Implenia AG............................................  1,185     64,769
    Inficon Holding AG.....................................    149     48,194
    Intershop Holdings.....................................     59     20,360
    Jungfraubahn Holding AG................................     31      2,074
    Kaba Holding AG Class B................................    167     66,924
    Kardex AG..............................................    430     17,156
    Komax Holding AG.......................................    205     21,795
    Kudelski SA............................................  3,314     43,990
    Kuoni Reisen Holding AG................................    311    112,048
    LEM Holding SA.........................................     42     26,276
    Liechtensteinische Landesbank AG.......................    380     15,421
   #Logitech International SA.............................. 10,861     77,185
    Lonza Group AG.........................................  3,804    292,789
    Luzerner Kantonalbank AG...............................    200     75,369
    MCH Group AG...........................................     12        740
    Metall Zug AG..........................................     12     27,292
  #*Meyer Burger Technology AG.............................  5,000     33,592
    Micronas Semiconductor Holding AG......................    800      5,660
    Mobilezone Holding AG..................................    827      8,213
    Mobimo Holding AG......................................    416     87,368
   #Nobel Biocare Holding AG...............................  5,712     69,538
    OC Oerlikon Corp. AG................................... 15,998    210,308
    Panalpina Welttransport Holding AG.....................    751    109,462
    Phoenix Mecano AG......................................     50     26,040
    PSP Swiss Property AG..................................    148     13,064
    PubliGroupe AG.........................................     72      7,375
    Rieter Holding AG......................................    254     50,454
    Romande Energie Holding SA.............................     27     32,621
  #*Schmolz + Bickenbach AG................................  4,210     13,766
    Schweiter Technologies AG..............................     84     53,842
    Schweizerische National-Versicherungs-Gesellschaft AG..  1,103     51,507
    Siegfried Holding AG...................................    280     41,386
    St Galler Kantonalbank AG..............................    170     63,656
   #Straumann Holding AG...................................    312     46,937
    Swisslog Holding AG.................................... 16,104     17,557
    Swissquote Group Holding SA............................    538     16,943
    Tamedia AG.............................................     24      2,653
    Tecan Group AG.........................................    607     58,472
    Temenos Group AG.......................................  3,482     91,185
    U-Blox AG..............................................    184     12,708
    Valartis Group AG......................................    200      4,246
    Valiant Holding........................................    579     54,298
    Valora Holding AG......................................    224     45,404
    Vaudoise Assurances Holding SA Class B.................     41     15,648
    Verwaltungs- und Privat-Bank AG........................    198     15,215
    Vetropack Holding AG...................................      9     17,729
  #*Von Roll Holding AG....................................  1,435      2,143
    Vontobel Holding AG....................................  1,700     60,197
    Walliser Kantonalbank..................................     15     13,224
    Ypsomed Holding AG.....................................    227     13,671
   #Zehnder Group AG.......................................    480     19,750
    Zug Estates Holding AG.................................     12     15,002
    Zuger Kantonalbank AG..................................      8     40,810
                                                                   ----------
TOTAL SWITZERLAND..........................................         4,843,880
                                                                   ----------

                                     1562

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
UNITED KINGDOM -- (19.3%)
    888 Holdings P.L.C....................................   5,052 $ 13,102
    A.G.BARR P.L.C........................................   6,780   55,853
   *Afren P.L.C...........................................  57,931  119,936
    African Barrick Gold P.L.C............................   1,895    3,264
   *Aga Rangemaster Group P.L.C...........................   7,312   10,325
    Alent P.L.C...........................................  15,912   88,820
    AMEC P.L.C............................................     376    6,160
    Amlin P.L.C...........................................  30,535  186,981
    Anglo Pacific Group P.L.C.............................   9,858   27,899
    Anglo-Eastern Plantations.............................     186    1,878
    Anite P.L.C...........................................  19,453   37,993
    Ashmore Group P.L.C...................................  19,064  107,497
    Ashtead Group P.L.C...................................  49,721  533,419
    Assura Group, Ltd.....................................   3,461    1,817
    AZ Electronic Materials SA............................  11,423   53,125
    Babcock International Group P.L.C.....................   2,828   50,609
    Balfour Beatty P.L.C..................................  55,001  206,278
   *Barratt Developments P.L.C............................  83,350  413,183
    BBA Aviation P.L.C....................................  33,952  154,995
    Beazley P.L.C.........................................  44,533  149,542
    Bellway P.L.C.........................................  11,483  240,979
    Berendsen P.L.C.......................................  12,354  153,608
    Berkeley Group Holdings P.L.C.........................   7,459  256,213
    Betfair Group P.L.C...................................   2,199   30,737
    Bloomsbury Publishing P.L.C...........................   3,174    6,685
    Bodycote P.L.C........................................  14,936  140,605
    Booker Group P.L.C....................................  79,442  159,644
    BOOT HENRY P.L.C......................................   3,595   10,298
    Bovis Homes Group P.L.C...............................  12,793  155,663
    Brammer P.L.C.........................................   4,499   26,914
    Brewin Dolphin Holdings P.L.C.........................  18,429   71,288
    British Polythene Industries P.L.C....................   2,000   18,124
    Britvic P.L.C.........................................  16,185  133,835
   *BTG P.L.C.............................................  30,003  173,028
    Bwin.Party Digital Entertainment P.L.C................  45,519   96,555
    Cable & Wireless Communications P.L.C................. 111,598   68,690
   *Cairn Energy P.L.C....................................  13,593   55,628
    Cape P.L.C............................................   6,374   24,608
    Capital & Counties Properties P.L.C...................   4,420   24,312
    Carillion P.L.C.......................................  33,513  152,010
    Castings P.L.C........................................   4,744   30,392
    Catlin Group, Ltd.....................................  24,393  187,560
   *Centamin P.L.C........................................  57,143   32,569
    Chemring Group P.L.C..................................  11,470   53,666
    Chesnara P.L.C........................................   3,745   14,732
    Chime Communications P.L.C............................   1,262    5,432

                                     1563

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
UNITED KINGDOM -- (Continued)
    Cineworld Group P.L.C.................................   7,549 $ 43,072
    Clarkson P.L.C........................................     606   17,344
    Close Brothers Group P.L.C............................  10,962  173,582
    Cobham P.L.C..........................................  75,745  331,845
   *Colt Group SA.........................................  19,039   29,988
    Communisis P.L.C......................................   4,956    5,083
    Computacenter P.L.C...................................   5,989   44,271
    Consort Medical P.L.C.................................   1,541   18,511
    Cranswick P.L.C.......................................   4,147   72,690
    CSR P.L.C.............................................  17,258  149,294
    Daily Mail & General Trust P.L.C......................  19,287  237,006
    Dairy Crest Group P.L.C...............................  10,341   80,278
    DCC P.L.C.............................................   7,138  289,600
    De La Rue P.L.C.......................................   5,731   86,137
    Debenhams P.L.C.......................................  94,976  156,651
    Dechra Pharmaceuticals P.L.C..........................   4,618   48,053
    Development Securities P.L.C..........................   5,838   17,769
    Devro P.L.C...........................................  13,974   66,486
    Dignity P.L.C.........................................   4,072   91,523
    Diploma P.L.C.........................................  11,860  104,036
   *Dixons Retail P.L.C................................... 392,004  270,411
    Domino Printing Sciences P.L.C........................   7,966   76,825
    Domino's Pizza Group P.L.C............................   4,910   42,626
    Drax Group P.L.C......................................  25,834  252,385
    DS Smith P.L.C........................................  70,253  276,638
    Dunelm Group P.L.C....................................     394    5,904
    E2V Technologies P.L.C................................   8,031   16,221
    easyJet P.L.C.........................................  10,454  224,676
    Electrocomponents P.L.C...............................  49,099  183,890
    Elementis P.L.C.......................................  41,083  156,547
   *EnQuest P.L.C.........................................  53,104  100,019
   *Enterprise Inns P.L.C.................................  32,204   63,258
   *Essar Energy P.L.C....................................  16,540   33,434
    Euromoney Institutional Investor P.L.C................   4,036   65,377
   *Exillon Energy P.L.C..................................   1,581    3,385
    F&C Asset Management P.L.C............................  30,246   46,060
    Fenner P.L.C..........................................  18,028   94,328
    Ferrexpo P.L.C........................................  14,004   36,070
    Fiberweb P.L.C........................................   1,782    1,963
    Fidessa Group P.L.C...................................   2,781   84,709
    Filtrona P.L.C........................................  13,325  157,203
   *Findel P.L.C..........................................   2,049    6,364
    Firstgroup P.L.C......................................  97,427  148,393
    Fortune Oil P.L.C.....................................  16,855    1,983
    Fuller Smith & Turner P.L.C...........................   3,070   43,955
   *Future P.L.C..........................................  13,448    2,723
    Galliford Try P.L.C...................................   3,705   56,157
    Games Workshop Group P.L.C............................     510    6,119
   *Gem Diamonds, Ltd.....................................   5,200   11,123
    Genus P.L.C...........................................   4,391   91,900
    Go-Ahead Group P.L.C..................................   4,167  100,318
    Greencore Group P.L.C.................................  25,339   56,618
    Greene King P.L.C.....................................  16,409  218,334

                                     1564

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
UNITED KINGDOM -- (Continued)
    Greggs P.L.C..........................................   6,400 $ 42,157
    Halfords Group P.L.C..................................  18,086  101,111
    Halma P.L.C...........................................  25,585  216,426
    Hays P.L.C............................................ 105,601  165,788
    Headlam Group P.L.C...................................   3,793   22,187
    Helical Bar P.L.C.....................................   9,778   44,446
    Henderson Group P.L.C.................................  54,868  136,671
   *Heritage Oil P.L.C....................................  10,769   27,115
    Hikma Pharmaceuticals P.L.C...........................   7,919  133,809
    Hill & Smith Holdings P.L.C...........................   7,437   49,565
    Hilton Food Group P.L.C...............................     123      760
    Hiscox, Ltd...........................................  22,058  218,446
    Hochschild Mining P.L.C...............................   8,970   23,932
    Home Retail Group P.L.C...............................  36,030   82,538
    Homeserve P.L.C.......................................  15,750   63,377
    Howden Joinery Group P.L.C............................  38,622  169,933
    Hunting P.L.C.........................................  10,454  131,499
    Huntsworth P.L.C......................................   6,947    6,208
    Hyder Consulting P.L.C................................   2,034   14,621
    ICAP P.L.C............................................  24,454  151,196
    IG Group Holdings P.L.C...............................  19,766  173,377
   *Imagination Technologies Group P.L.C..................   9,609   34,321
    Inchcape P.L.C........................................  24,576  213,222
    Informa P.L.C.........................................  33,824  270,184
    Inmarsat P.L.C........................................  20,138  209,546
   *Innovation Group P.L.C................................  51,337   22,645
    Intermediate Capital Group P.L.C......................   5,754   42,486
   *International Ferro Metals, Ltd.......................   5,038      774
    International Personal Finance P.L.C..................  14,134  136,446
    Interserve P.L.C......................................  10,734   83,341
    Invensys P.L.C........................................  13,824  104,731
   *IP Group P.L.C........................................  25,378   55,684
    ITE Group P.L.C.......................................  16,350   70,619
    James Fisher & Sons P.L.C.............................   3,436   54,788
    Jardine Lloyd Thompson Group P.L.C....................  10,042  136,543
    JD Sports Fashion P.L.C...............................     149    2,085
    JD Wetherspoon P.L.C..................................   7,000   75,871
   *JKX Oil & Gas P.L.C...................................   6,993    6,785
    John Menzies P.L.C....................................   3,000   33,657
    John Wood Group P.L.C.................................   8,837  121,335
   *Johnston Press P.L.C..................................  34,674    8,554
    Jupiter Fund Management P.L.C.........................  18,826   92,921
    Kcom Group P.L.C......................................  33,394   42,173
    Keller Group P.L.C....................................   5,129   86,631
    Kier Group P.L.C......................................   3,314   74,842
   *Kofax P.L.C...........................................   4,824   25,254
    Ladbrokes P.L.C.......................................  55,207  178,858
    Laird P.L.C...........................................  23,635   69,378
   *Lamprell P.L.C........................................  11,550   25,463
    Lancashire Holdings, Ltd..............................  10,414  127,694
    Lavendon Group P.L.C..................................   5,479   14,131
    Liontrust Asset Management P.L.C......................   2,728    8,643
   *Lonmin P.L.C..........................................  21,646  102,761

                                     1565

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
UNITED KINGDOM -- (Continued)
    Lookers P.L.C......................................... 10,547 $ 19,551
    Low & Bonar P.L.C.....................................  8,760    8,996
    Macfarlane Group P.L.C................................  6,000    3,011
    Man Group P.L.C....................................... 98,343  119,640
    Management Consulting Group P.L.C..................... 25,424   10,248
    Marshalls P.L.C....................................... 11,710   27,203
    Marston's P.L.C....................................... 47,029  111,157
    McBride P.L.C.........................................  6,500   12,833
    Mears Group P.L.C.....................................  4,261   26,036
    Mecom Group P.L.C.....................................  3,550    2,159
    Melrose Industries P.L.C..............................  5,087   21,850
    Michael Page International P.L.C...................... 24,143  164,319
    Micro Focus International P.L.C.......................  8,283  100,134
    Millennium & Copthorne Hotels P.L.C................... 11,633   97,967
   *Mitchells & Butlers P.L.C............................. 13,334   84,554
    Mitie Group P.L.C..................................... 24,338  100,289
    Mondi P.L.C...........................................  2,246   33,466
    Moneysupermarket.com Group P.L.C...................... 11,145   30,577
    Morgan Advanced Materials P.L.C....................... 25,937  120,581
    Morgan Sindall Group P.L.C............................  1,492   15,257
    N Brown Group P.L.C...................................  9,038   71,146
    National Express Group P.L.C.......................... 32,296  124,682
    NCC Group P.L.C....................................... 12,054   23,436
    New World Resources P.L.C. Class A....................  1,390    1,161
    Northgate P.L.C.......................................  7,897   46,852
    Novae Group P.L.C.....................................  1,706   12,575
   *Ocado Group P.L.C..................................... 13,470   63,022
   *Oxford Biomedica P.L.C................................ 36,513      831
    Oxford Instruments P.L.C..............................  2,762   60,149
    Pace P.L.C............................................ 23,936  113,551
    PayPoint P.L.C........................................  3,824   63,333
    Pendragon P.L.C....................................... 44,542   18,627
    Pennon Group P.L.C.................................... 19,316  204,286
    Persimmon P.L.C....................................... 23,193  435,881
   *Petra Diamonds, Ltd................................... 31,328   57,101
    Petropavlovsk P.L.C...................................  9,965   13,444
    Phoenix Group Holdings................................  6,002   67,046
    Photo-Me International P.L.C.......................... 11,000   15,632
    Premier Farnell P.L.C................................. 28,280   97,502
   *Premier Foods P.L.C...................................  9,216   12,220
    Premier Oil P.L.C..................................... 28,641  157,486
    Puma Brandenburg, Ltd. Class A........................ 11,089       --
    Puma Brandenburg, Ltd. Class B........................ 11,089       --
   *Punch Taverns P.L.C................................... 41,074    8,097
    PZ Cussons P.L.C...................................... 15,366   92,121
    QinetiQ Group P.L.C................................... 41,865  117,904
   *Quintain Estates & Development P.L.C.................. 34,088   45,474
    Rank Group P.L.C......................................    218      532
    Rathbone Brothers P.L.C...............................  3,114   79,177
    Raven Russia, Ltd..................................... 14,971   16,002
   *Redrow P.L.C.......................................... 14,965   55,975
    Regus P.L.C........................................... 52,449  147,456
    Renishaw P.L.C........................................  2,904   69,316

                                     1566

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
UNITED KINGDOM -- (Continued)
    Rentokil Initial P.L.C................................ 105,628 $157,066
    Restaurant Group P.L.C. (The).........................  10,370   83,255
    Ricardo P.L.C.........................................     432    2,856
    Rightmove P.L.C.......................................   5,294  195,798
    RM P.L.C..............................................   5,970    7,629
    Rotork P.L.C..........................................   5,316  214,503
    RPC Group P.L.C.......................................  12,134   84,888
    RPS Group P.L.C.......................................  22,972   79,095
   *Salamander Energy P.L.C...............................  17,914   32,443
    Savills P.L.C.........................................   8,558   82,154
    SDL P.L.C.............................................   6,280   31,773
    Senior P.L.C..........................................  24,951  100,936
    Serco Group P.L.C.....................................  16,594  158,679
    Severfield-Rowen P.L.C................................   6,026    5,149
    Shanks Group P.L.C....................................  24,540   32,814
    SIG P.L.C.............................................  42,547  117,604
    Smiths News P.L.C.....................................  10,824   28,099
   *Soco International P.L.C..............................  14,452   80,831
    Spectris P.L.C........................................   8,797  281,706
    Speedy Hire P.L.C.....................................  25,705   23,084
    Spirax-Sarco Engineering P.L.C........................   6,360  277,069
    Spirent Communications P.L.C..........................  59,785  120,150
    Spirit Pub Co. P.L.C..................................  41,074   48,619
   *Sports Direct International P.L.C.....................   5,543   55,547
    St Ives P.L.C.........................................   3,000    7,474
    St James's Place P.L.C................................  12,336  115,818
    ST Modwen Properties P.L.C............................  17,250   82,795
    Stagecoach Group P.L.C................................  28,753  146,234
    Sthree P.L.C..........................................  10,382   54,455
   *SuperGroup P.L.C......................................     986   16,161
    Synergy Health P.L.C..................................   4,624   78,146
    Synthomer P.L.C.......................................  17,421   52,185
    T Clarke P.L.C........................................   3,989    3,292
    TalkTalk Telecom Group P.L.C..........................  17,917   67,384
    Taylor Wimpey P.L.C................................... 237,041  384,275
    Ted Baker P.L.C.......................................   1,617   46,661
    Telecity Group P.L.C..................................   3,805   51,409
    Telecom Plus P.L.C....................................   3,672   73,699
   *Thomas Cook Group P.L.C...............................  73,578  171,437
    Topps Tiles P.L.C.....................................   5,775    7,678
    Tribal Group P.L.C....................................   1,493    4,378
   *Trinity Mirror P.L.C..................................  15,504   27,240
    TT electronics P.L.C..................................   7,460   19,385
    Tullett Prebon P.L.C..................................  18,538   93,813
    UBM P.L.C.............................................  14,281  154,703
    Ultra Electronics Holdings P.L.C......................   4,692  129,572
    Unite Group P.L.C.....................................  13,373   79,616
    United Drug P.L.C.....................................  18,534   99,131
    UTV Media P.L.C.......................................   2,430    5,848
   *Vectura Group P.L.C...................................  20,878   29,957
    Vesuvius P.L.C........................................  19,194  124,219
    Victrex P.L.C.........................................   5,558  127,542
    Vitec Group P.L.C. (The)..............................   2,000   17,351

                                     1567

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                          SHARES      VALUE++
                                                         ---------- ------------
UNITED KINGDOM -- (Continued)
    Volex P.L.C.........................................      1,125 $      1,635
    WH Smith P.L.C......................................      9,800      115,967
    Wilmington Group P.L.C..............................      6,879       17,122
   *Wincanton P.L.C.....................................      5,790        6,631
   *Wolfson Microelectronics P.L.C......................      7,866       18,273
    WS Atkins P.L.C.....................................      8,109      142,990
    Xaar P.L.C..........................................      5,758       73,633
    Xchanging P.L.C.....................................     11,978       24,506
    XP Power, Ltd.......................................        132        2,701
                                                                    ------------
TOTAL UNITED KINGDOM....................................              22,432,022
                                                                    ------------
UNITED STATES -- (0.0%)
   *McEwen Mining--Minera Andes Andes Acquisition Corp..      8,464       16,976
                                                                    ------------
TOTAL COMMON STOCKS.....................................             102,060,496
                                                                    ------------
PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
  #*Valneva SE..........................................        672          215
                                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
   *Intercell AG Rights.................................      2,073          193
                                                                    ------------
CANADA -- (0.0%)
   *Duluth Metals, Ltd. Warrants 07/31/13...............        433          190
                                                                    ------------
ISRAEL -- (0.0%)
   *Africa Israel Investments, Ltd. Warrants 10/31/13...        300           14
   *Clal Biotechnology Industries, Ltd. Warrants
     05/08/14...........................................        455          119
   *Tower Semiconductor, Ltd. Warrants 06/27/17.........         50           29
                                                                    ------------
TOTAL ISRAEL............................................                     162
                                                                    ------------
ITALY -- (0.0%)
  #*Prelios SpA Rights 08/08/13.........................      3,443            9
                                                                    ------------
TOTAL RIGHTS/WARRANTS...................................                     554
                                                                    ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)      VALUE+
                                                         ---------- ------------
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@DFA Short Term Investment Fund......................  1,210,026   14,000,000
@Repurchase Agreement, Deutsche Bank Securities, Inc.
  0.10%, 08/01/13 (Collateralized by $603,021 FNMA,
  rates ranging from 4.500% to 6.000%, maturities
  ranging from 01/01/40 to 05/01/42, valued at
  $386,922) to be repurchased at $379,336............... $      379      379,335
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL.....................              14,379,335
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $111,700,835)^^................................            $116,440,600
                                                                    ============

                                     1568

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------
                                     LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ---------- ------------ ------- ------------
Common Stocks
   Australia....................... $      147 $  5,076,765   --    $  5,076,912
   Austria.........................         --      921,232   --         921,232
   Belgium.........................         --    1,341,881   --       1,341,881
   Canada..........................  9,011,399          569   --       9,011,968
   China...........................      3,832        8,115   --          11,947
   Colombia........................        888           --   --             888
   Denmark.........................         --    1,608,005   --       1,608,005
   Finland.........................     33,013    2,587,125   --       2,620,138
   France..........................      4,104    4,461,529   --       4,465,633
   Germany.........................         --    5,232,239   --       5,232,239
   Greece..........................     15,514      643,705   --         659,219
   Hong Kong.......................         --    2,922,488   --       2,922,488
   Ireland.........................         --      590,174   --         590,174
   Israel..........................         --      829,961   --         829,961
   Italy...........................         --    3,117,366   --       3,117,366
   Japan...........................     48,705   23,531,934   --      23,580,639
   Netherlands.....................         --    2,333,542   --       2,333,542
   New Zealand.....................         --      973,293   --         973,293
   Norway..........................         --    1,184,977   --       1,184,977
   Portugal........................         --      397,322   --         397,322
   Singapore.......................         --    1,773,939   --       1,773,939
   Spain...........................         --    2,292,818   --       2,292,818
   Sweden..........................        199    3,820,838   --       3,821,037
   Switzerland.....................         --    4,843,880   --       4,843,880
   United Kingdom..................         --   22,432,022   --      22,432,022
   United States...................     16,976           --   --          16,976
Preferred Stocks
   France..........................        215           --   --             215
Rights/Warrants
   Austria.........................         --          193   --             193
   Canada..........................         --          190   --             190
   Israel..........................         --          162   --             162
   Italy...........................         --            9   --               9
Securities Lending Collateral......         --   14,379,335   --      14,379,335
                                    ---------- ------------   --    ------------
TOTAL.............................. $9,134,992 $107,305,608   --    $116,440,600
                                    ========== ============   ==    ============

                                     1569

                         VA SHORT-TERM FIXED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ -----------
AGENCY OBLIGATIONS -- (15.5%)
Federal Home Loan Bank
      4.000%, 09/06/13.................................... $1,300 $ 1,304,940
      0.340%, 12/18/13....................................  1,300   1,301,236
      2.375%, 03/14/14....................................  3,000   3,041,607
     #0.250%, 02/20/15....................................  2,100   2,098,286
Federal Home Loan Mortgage Corporation
      0.375%, 11/27/13....................................  3,800   3,803,488
Federal National Mortgage Association
      2.875%, 12/11/13....................................  1,900   1,919,308
      2.750%, 03/13/14....................................  1,000   1,016,182
      0.375%, 03/16/15....................................  5,900   5,907,918
                                                                  -----------
TOTAL AGENCY OBLIGATIONS..................................         20,392,965
                                                                  -----------
BONDS -- (71.7%)
Agence Francaise de Developpement
      1.250%, 06/09/14....................................  2,600   2,618,538
Australia & New Zealand Banking Group, Ltd.
      2.125%, 09/19/14....................................    834     843,508
      3.700%, 01/13/15....................................    650     675,377
Australia & New Zealand Banking Group, Ltd. Floating Rate
  Note
(r)   0.526%, 01/29/15....................................  1,500   1,500,344
Bank Nederlandse Gemeenten
      1.500%, 03/28/14....................................    500     503,573
      5.000%, 05/16/14....................................    500     517,869
      3.125%, 01/12/15....................................  1,000   1,037,792
      1.375%, 03/23/15....................................  1,000   1,014,660
Bank of New York Mellon Corp. (The)
     #2.950%, 06/18/15....................................    800     832,109
Bank of New York Mellon Corp. (The) Floating Rate Note
#(r)  0.545%, 01/31/14....................................  1,175   1,176,312
Bank of Nova Scotia
      2.375%, 12/17/13....................................  2,500   2,518,927
Berkshire Hathaway Finance Corp.
      1.500%, 01/10/14....................................    300     301,482
British Columbia, Province of Canada
      2.850%, 06/15/15....................................  3,000   3,133,635
Caisse d'Amortissement de la Dette Sociale
      3.500%, 07/01/14....................................    500     513,961
      1.250%, 07/11/14....................................  2,000   2,016,040
Commonwealth Bank of Australia
      3.750%, 10/15/14....................................  1,800   1,868,407
Commonwealth Bank of Australia Floating Rate Note
(r)   1.528%, 01/17/14....................................  1,000   1,006,456

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
      1.875%, 12/15/14.................................... $2,100 $2,130,484
      0.600%, 04/29/15....................................  1,000    995,720
Council Of Europe Development Bank
      4.500%, 06/30/14....................................    500    518,860
      2.750%, 02/10/15....................................    500    517,590
      4.000%, 04/15/15....................................  2,000  2,117,552
European Investment Bank
      3.000%, 04/08/14....................................    500    509,166
      4.750%, 10/15/14....................................  1,000  1,051,892
      2.875%, 01/15/15....................................  1,000  1,036,252
      1.125%, 04/15/15....................................    500    506,207
Export Development Canada
      2.250%, 05/28/15....................................  1,500  1,548,282
General Electric Capital Corp.
      2.150%, 01/09/15....................................  1,550  1,582,254
      4.875%, 03/04/15....................................  1,600  1,701,854
JPMorgan Chase & Co.
      1.650%, 09/30/13....................................  2,100  2,104,488
JPMorgan Chase & Co. Floating Rate Note
(r)   1.065%, 01/24/14....................................    800    802,928
KFW
      3.500%, 03/10/14....................................    500    509,784
      1.000%, 01/12/15....................................  2,000  2,018,536
Kommunalbanken A.S.
      1.000%, 06/16/14....................................  1,000  1,005,844
      2.875%, 10/27/14....................................    500    515,394
      1.000%, 02/09/15....................................  1,100  1,109,700
Kommunekredit
      0.750%, 09/02/14....................................  1,000  1,003,894
Landwirtschaftliche Rentenbank
      2.250%, 03/11/14....................................    400    404,448
Manitoba, Province of Canada
      1.375%, 04/28/14....................................  1,200  1,209,434
National Australia Bank, Ltd.
      2.000%, 03/09/15....................................    300    306,255
National Australia Bank, Ltd. Floating Rate Note
(r)   1.476%, 01/30/14....................................  1,000  1,006,545
(r)   1.425%, 02/14/14....................................  2,000  2,012,704
Nederlandse Waterschapsbank NV
      1.375%, 05/16/14....................................  1,800  1,813,718
      1.250%, 10/20/14....................................  1,450  1,464,964
Nordea Bank AB
      2.250%, 03/20/15....................................    500    510,268
Nordea Bank Finland P.L.C. Floating Rate Note
(r)   1.150%, 04/09/14....................................  2,500  2,515,802
Nordic Investment Bank
      2.625%, 10/06/14....................................    600    616,868
      2.500%, 07/15/15....................................  1,000  1,038,222

                                     1570

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
Novartis Capital Corp.
     #2.900%, 04/24/15.................................... $1,000 $1,041,687
NRW Bank
      1.250%, 05/15/15....................................  1,000  1,012,744
NRW Bank Floating Rate Note
(r)   0.595%, 12/01/14....................................  1,000  1,003,000
Oesterreichische Kontrollbank AG
      1.375%, 01/21/14....................................  2,000  2,010,378
Ontario, Province of Canada
      4.500%, 02/03/15....................................  1,100  1,165,570
      2.950%, 02/05/15....................................  1,500  1,555,483
      0.950%, 05/26/15....................................    500    503,571
Quebec, Province of Canada
      4.875%, 05/05/14....................................  2,000  2,068,026
      4.600%, 05/26/15....................................  1,000  1,074,460
Royal Bank of Canada
      0.550%, 05/01/15....................................  3,200  3,198,182
Sanofi
     #1.625%, 03/28/14....................................  1,500  1,511,385
Societe Financement de l'Economie Francaise
      2.875%, 09/22/14....................................  1,000  1,028,100
State of North Rhine-Westphalia
      1.625%, 09/17/14....................................    500    506,248
Svensk Exportkredit AB
      3.250%, 09/16/14....................................  1,800  1,859,265
Svensk Exportkredit AB Floating Rate Note
(r)   0.423%, 03/23/14....................................  1,000  1,000,713
Svenska Handelsbanken AB
      0.461%, 10/06/14....................................    500    500,296
      0.558%, 01/16/15....................................  1,000  1,000,652
Svenska Handelsbanken AB Floating Rate Note
      0.787%, 08/30/13....................................    500    500,241
Sweden Government International Bond
      1.000%, 06/03/14....................................  1,000  1,005,930
Toronto-Dominion Bank (The)
      1.375%, 07/14/14....................................    800    808,247
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.568%, 07/14/14....................................  1,500  1,504,212
(r)   0.453%, 05/01/15....................................  1,000  1,000,174
Total Capital Canada, Ltd. Floating Rate Note
(r)   0.648%, 01/17/14....................................  1,200  1,201,877
Toyota Motor Credit Corp.
      1.250%, 11/17/14....................................    805    812,476
      1.000%, 02/17/15....................................  1,500  1,512,066
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.443%, 12/05/14....................................    400    400,281

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
(r)   0.421%, 04/08/15.................................... $    500 $   500,181
US Bancorp
     #2.875%, 11/20/14....................................    2,000   2,060,210
Westpac Banking Corp.
      1.242%, 02/14/14....................................    1,500   1,507,717
     #4.200%, 02/27/15....................................      813     856,758
                                                                    -----------
TOTAL BONDS...............................................           93,975,029
                                                                    -----------
U.S. TREASURY OBLIGATIONS -- (2.5%)
U.S. Treasury Notes
      0.250%, 07/15/15....................................    2,500   2,496,778
      1.750%, 07/31/15....................................      750     771,269
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS...........................            3,268,047
                                                                    -----------
COMMERCIAL PAPER -- (6.6%)
Banque et Caisse d'Epargne de l'Etat
      0.200%, 08/19/13....................................    1,000     999,940
      0.170%, 09/06/13....................................      500     499,931
Caisse des Depots et Consignations
      0.220%, 10/09/13....................................    1,000     999,612
      0.230%, 12/04/13....................................    2,000   1,998,306
Standard Chartered Bank
      0.180%, 08/12/13....................................      500     499,986
      0.170%, 10/03/13....................................    1,500   1,499,560
Svenska Handelsbanken AB
      0.180%, 10/07/13....................................    1,000     999,696
United Overseas Bank, Ltd.
      0.200%, 10/15/13....................................    1,200   1,199,541
                                                                    -----------
TOTAL COMMERCIAL PAPER....................................            8,696,572
                                                                    -----------

                                                            SHARES
                                                           --------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves..........  624,221     624,221
                                                                    -----------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@DFA Short Term Investment Fund........................ 361,800    4,186,025
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $131,027,207)^^...................................         $131,142,859
                                                                   ============

                                     1571

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------
                                       LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                       -------- ------------ ------- ------------
Agency Obligations....................       -- $ 20,392,965   --    $ 20,392,965
Bonds.................................       --   93,975,029   --      93,975,029
U.S. Treasury Obligations.............       --    3,268,047   --       3,268,047
Commercial Paper......................       --    8,696,572   --       8,696,572
Temporary Cash Investments............ $624,221           --   --         624,221
Securities Lending Collateral.........       --    4,186,025   --       4,186,025
                                       -------- ------------   --    ------------
TOTAL................................. $624,221 $130,518,638   --    $131,142,859
                                       ======== ============   ==    ============

                                     1572

                           VA GLOBAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)
                                                           FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                        ---------- -----------
BONDS -- (91.8%)
AUSTRALIA -- (4.8%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18................................... $      900 $   873,070
Commonwealth Bank of Australia
    1.900%, 09/18/17...................................        590     590,892
    4.250%, 04/06/18................................... EUR  2,300   3,438,915
Westpac Banking Corp.
    2.000%, 08/14/17...................................      3,000   3,020,688
                                                                   -----------
TOTAL AUSTRALIA........................................              7,923,565
                                                                   -----------
AUSTRIA -- (2.4%)
Austria Government Bond
    4.300%, 09/15/17................................... EUR  1,900   2,887,473
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18...................................      1,000     976,852
                                                                   -----------
TOTAL AUSTRIA..........................................              3,864,325
                                                                   -----------
BELGIUM -- (1.9%)
Belgium Government Bond
    5.500%, 09/28/17................................... EUR  1,950   3,065,830
                                                                   -----------
CANADA -- (13.0%)
Bank of Nova Scotia
   #2.550%, 01/12/17...................................      4,000   4,135,840
British Columbia, Province of Canada
    1.200%, 04/25/17...................................      3,100   3,106,225
Manitoba, Province of Canada
    1.300%, 04/03/17...................................      1,000   1,006,650
Ontario, Province of Canada
    1.100%, 10/25/17...................................      1,300   1,276,981
   #1.200%, 02/14/18...................................      2,700   2,644,785
Royal Bank of Canada
   #1.500%, 01/16/18...................................      3,400   3,337,756
    2.200%, 07/27/18...................................      1,000   1,000,867
Toronto-Dominion Bank (The)
    2.375%, 10/19/16...................................      2,500   2,590,247
    1.400%, 04/30/18...................................      1,500   1,461,407
Total Capital Canada, Ltd.
   #1.450%, 01/15/18...................................        750     741,957
                                                                   -----------
TOTAL CANADA...........................................             21,302,715
                                                                   -----------
DENMARK -- (4.6%)
Denmark Government Bond
    4.000%, 11/15/17................................... DKK 20,000   4,071,125
Kommunekredit
    1.125%, 03/15/18...................................      3,500   3,405,276
                                                                   -----------
TOTAL DENMARK..........................................              7,476,401
                                                                   -----------

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                        --------- -----------
FINLAND -- (4.0%)
Finland Government Bond
    1.875%, 04/15/17................................... EUR 2,900 $ 4,034,673
Municipality Finance P.L.C.
    1.625%, 04/25/17...................................     1,000   1,015,200
    1.125%, 12/07/17................................... GBP 1,000   1,512,579
                                                                  -----------
TOTAL FINLAND..........................................             6,562,452
                                                                  -----------
FRANCE -- (4.3%)
France Government Bond OAT
    4.250%, 10/25/17................................... EUR 2,500   3,790,166
Total Capital International SA
    1.550%, 06/28/17...................................     3,300   3,296,070
                                                                  -----------
TOTAL FRANCE...........................................             7,086,236
                                                                  -----------
GERMANY -- (6.3%)
KFW
    4.125%, 07/04/17................................... EUR 1,800   2,707,464
    0.875%, 10/13/17................................... EUR   500     667,381
Landeskreditbank Baden-Wuerttemberg Foerderbank
    2.250%, 07/15/16...................................     2,300   2,386,540
    0.875%, 12/15/17................................... GBP 1,000   1,499,648
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17...................................     1,500   1,475,526
    1.000%, 12/15/17................................... GBP 1,000   1,511,636
                                                                  -----------
TOTAL GERMANY..........................................            10,248,195
                                                                  -----------
JAPAN -- (2.6%)
Development Bank of Japan, Inc.
    5.125%, 02/01/17...................................     1,000   1,134,184
Japan Bank for International Cooperation
    2.250%, 07/13/16...................................     2,000   2,078,266
Japan Finance Organization for Municipalities
    1.375%, 02/05/18...................................     1,000     978,050
                                                                  -----------
TOTAL JAPAN............................................             4,190,500
                                                                  -----------
NETHERLANDS -- (6.6%)
Bank Nederlandse Gemeenten
    5.250%, 01/31/17...................................       800     907,408
    1.375%, 09/27/17...................................     2,100   2,084,880
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   #3.375%, 01/19/17...................................     1,000   1,056,616
Nederlandse Waterschapsbank NV
    2.125%, 06/16/16...................................     2,900   2,997,663
Netherlands Government Bond
    4.500%, 07/15/17................................... EUR 2,400   3,660,655
                                                                  -----------
TOTAL NETHERLANDS......................................            10,707,222
                                                                  -----------


                                     1573

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)     VALUE+
                                                       --------- -----------
NORWAY -- (4.2%)
Kommunalbanken A.S.
    1.375%, 06/08/17.................................. $   1,000 $ 1,001,900
    1.000%, 09/26/17..................................       900     882,745
    1.125%, 12/15/17.................................. GBP 1,000   1,516,383
    1.000%, 03/15/18..................................     1,000     965,800
Statoil ASA
    1.150%, 05/15/18..................................     2,600   2,530,944
                                                                 -----------
TOTAL NORWAY..........................................             6,897,772
                                                                 -----------
SINGAPORE -- (0.9%)
Singapore Government Bond
    0.500%, 04/01/18.................................. SGD 2,000   1,544,964
                                                                 -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.5%)
Council Of Europe Development Bank
    1.500%, 02/22/17..................................     3,500   3,540,740
   #1.000%, 03/07/18..................................       500     484,910
European Financial Stability Facility
    1.625%, 09/15/17.................................. EUR 1,800   2,451,272
European Investment Bank
    3.125%, 03/03/17.................................. EUR 2,500   3,608,654
    1.000%, 12/15/17..................................       600     587,523
                                                                 -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........            10,673,099
                                                                 -----------
SWEDEN -- (6.1%)
Kingdom of Sweden
    0.875%, 01/31/18.................................. EUR   800   1,066,877
Kommuninvest I Sverige AB
    1.625%, 02/13/17..................................     3,000   3,046,620
    1.000%, 10/24/17..................................       900     883,544
Nordea Bank AB
    3.750%, 02/24/17.................................. EUR 1,000   1,445,808
Svensk Exportkredit AB
    1.750%, 05/30/17..................................     3,400   3,464,654
                                                                 -----------
TOTAL SWEDEN..........................................             9,907,503
                                                                 -----------
UNITED KINGDOM -- (3.7%)
Barclays Bank P.L.C.
    1.500%, 04/04/17.................................. GBP 1,000   1,545,590
Lloyds TSB Bank P.L.C.
    1.500%, 05/02/17.................................. GBP   500     773,373
United Kingdom Gilt
    1.000%, 09/07/17.................................. GBP 2,500   3,807,918
                                                                 -----------
TOTAL UNITED KINGDOM..................................             6,126,881
                                                                 -----------
UNITED STATES -- (19.9%)
3M Co.
    1.375%, 09/29/16..................................     2,934   2,975,076
    1.000%, 06/26/17..................................     1,000     979,992

                                                         FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                       --------   ------------
UNITED STATES -- (Continued)
Apple, Inc.
    1.000%, 05/03/18..................................     $4,700 $  4,523,162
Bank of New York Mellon Corp. (The)
    2.300%, 07/28/16..................................      1,600    1,654,574
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17..................................      1,200    1,207,843
Berkshire Hathaway, Inc.
   #2.200%, 08/15/16..................................      1,800    1,869,028
   #1.900%, 01/31/17..................................        900      916,137
Chevron Corp.
    1.104%, 12/05/17..................................      3,800    3,727,412
    1.718%, 06/24/18..................................        173      172,326
Colgate-Palmolive Co.
    1.300%, 01/15/17..................................        600      602,286
    0.900%, 05/01/18..................................        500      483,384
General Electric Capital Corp.
    5.625%, 09/15/17..................................      2,500    2,845,140
   #1.600%, 11/20/17..................................        600      591,352
    1.625%, 04/02/18..................................      1,000      980,698
International Business Machines Corp.
    5.700%, 09/14/17..................................      1,300    1,506,513
   #1.250%, 02/08/18..................................      1,000      978,351
Toyota Motor Credit Corp.
    1.750%, 05/22/17..................................        500      502,537
    1.375%, 01/10/18..................................      3,500    3,439,636
Wal-Mart Stores, Inc.
   #5.375%, 04/05/17..................................      1,000    1,141,126
    1.125%, 04/11/18..................................      1,500    1,464,542
                                                                  ------------
TOTAL UNITED STATES...................................              32,561,115
                                                                  ------------
TOTAL BONDS...........................................             150,138,775
                                                                  ------------
AGENCY OBLIGATIONS -- (1.9%)
Federal Home Loan Mortgage Corporation
    4.875%, 06/13/18..................................      1,000    1,153,927
Federal National Mortgage Association
    0.875%, 05/21/18..................................      2,000    1,941,734
                                                                  ------------
TOTAL AGENCY OBLIGATIONS..............................               3,095,661
                                                                  ------------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)
                                                           -------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@DFA Short Term Investment Fund........................ 864,304 10,000,000

                                     1574

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                           SHARES/
                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                            (000)
@Repurchase Agreement, Deutsche Bank Securities, Inc.
  0.10%, 08/01/13 (Collateralized by $390,123 FNMA, rates
  ranging from 4.500% to 6.000%, maturities ranging from
  01/01/40 to 05/01/42, valued at $250,318) to be
  repurchased at $245,411.................................  $245   $    245,410
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL.......................           10,245,410
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $163,320,321)^^...................................         $163,479,846
                                                                   ============

                                     1575

VA GLOBAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------
                                           LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                           ------- ------------  ------- ------------
Bonds
   Australia..............................    --   $  7,923,565     --   $  7,923,565
   Austria................................    --      3,864,325     --      3,864,325
   Belgium................................    --      3,065,830     --      3,065,830
   Canada.................................    --     21,302,715     --     21,302,715
   Denmark................................    --      7,476,401     --      7,476,401
   Finland................................    --      6,562,452     --      6,562,452
   France.................................    --      7,086,236     --      7,086,236
   Germany................................    --     10,248,195     --     10,248,195
   Japan..................................    --      4,190,500     --      4,190,500
   Netherlands............................    --     10,707,222     --     10,707,222
   Norway.................................    --      6,897,772     --      6,897,772
   Singapore..............................    --      1,544,964     --      1,544,964
   Supranational Organization Obligations.    --     10,673,099     --     10,673,099
   Sweden.................................    --      9,907,503     --      9,907,503
   United Kingdom.........................    --      6,126,881     --      6,126,881
   United States..........................    --     32,561,115     --     32,561,115
Agency Obligations........................    --      3,095,661     --      3,095,661
Securities Lending Collateral.............    --     10,245,410     --     10,245,410
Forward Currency Contracts**..............    --     (1,092,794)    --     (1,092,794)
                                            ----   ------------   ----   ------------
TOTAL.....................................    --   $162,387,052     --   $162,387,052
                                            ====   ============   ====   ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1576

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc......................... 794,862 $11,851,395
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc......................... 534,119   6,115,658
Investment in VA Global Bond Portfolio of DFA Investment
  Dimensions Group Inc.................................... 419,038   4,533,988
Investment in DFA Selectively Hedged Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc........ 447,191   4,485,322
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc......................... 280,037   4,200,554
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc..................... 103,702   1,925,738
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc.................. 182,401   1,831,310
Investment in VA Short-Term Fixed Portfolio of DFA
  Investment Dimensions Group Inc......................... 179,189   1,831,310
Investment in VA U.S. Large Value Portfolio of DFA
  Investment Dimensions Group Inc.........................  38,682     830,893
Investment in VA International Value Portfolio of DFA
  Investment Dimensions Group Inc.........................  57,771     692,676
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc.........................  12,700     353,569
                                                                   -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $37,260,805)...................................          38,652,413
                                                                   -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves
  (Cost $19,587)..........................................  19,587      19,587
                                                                   -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $37,280,392)^^....................................         $38,672,000
                                                                   ===========

                                     1577

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $38,652,413    --      --    $38,652,413
  Temporary Cash Investments.........      19,587    --      --         19,587
                                      -----------    --      --    -----------
  TOTAL.............................. $38,672,000    --      --    $38,672,000
                                      ===========    ==      ==    ===========

                                     1578

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES   VALUE+
                                                           ------ ----------
COMMON STOCKS -- (71.1%)
Consumer Discretionary -- (16.1%)
    Advance Auto Parts, Inc...............................  3,912 $  322,701
   #Allison Transmission Holdings, Inc....................  1,068     25,376
  #*Amazon.com, Inc.......................................  2,790    840,404
   #American Eagle Outfitters, Inc........................  7,881    154,783
  #*AutoNation, Inc.......................................  1,784     85,454
  #*Bed Bath & Beyond, Inc................................  9,795    749,024
  #*BorgWarner, Inc.......................................  3,541    337,918
   #Brunswick Corp........................................  1,729     65,270
   #Carter's, Inc.........................................  1,200     85,584
    CBS Corp. Class B.....................................  8,165    431,439
  #*Charter Communications, Inc. Class A..................  5,383    676,858
  #*Chipotle Mexican Grill, Inc...........................    947    390,420
    Cinemark Holdings, Inc................................  3,612    105,181
    Coach, Inc............................................  5,196    276,063
   #Darden Restaurants, Inc...............................  6,961    341,437
    Delphi Automotive P.L.C...............................  7,040    378,189
   #Dick's Sporting Goods, Inc............................  4,728    243,066
    DISH Network Corp. Class A............................  4,888    218,249
   *Dollar General Corp...................................  4,765    260,503
  #*Dollar Tree, Inc...................................... 12,003    643,961
    DSW, Inc. Class A.....................................  1,113     84,354
   #Dunkin' Brands Group, Inc.............................  5,417    234,014
   #Family Dollar Stores, Inc.............................  5,794    398,395
   #Ford Motor Co......................................... 89,854  1,516,736
  #*Fossil Group, Inc.....................................  1,844    202,656
   #Gap, Inc. (The).......................................  6,549    300,599
   #Genuine Parts Co......................................  4,149    340,176
    GNC Holdings, Inc. Class A............................  5,938    313,408
   *Goodyear Tire & Rubber Co. (The)...................... 11,654    215,599
    H&R Block, Inc........................................ 14,623    459,601
    Hanesbrands, Inc......................................  5,271    334,498
   #Harley-Davidson, Inc..................................  6,868    389,896
   #Hasbro, Inc...........................................  5,859    269,514
    Home Depot, Inc. (The)................................ 34,203  2,703,063
   #HSN, Inc..............................................  1,014     60,901
    International Game Technology......................... 19,948    368,440
    Interpublic Group of Cos., Inc. (The)................. 13,151    216,334
  #*Lamar Advertising Co. Class A.........................  2,441    105,769
    Las Vegas Sands Corp..................................  6,319    351,147
  #*Liberty Global P.L.C. Class A.........................  3,579    290,328
   *Liberty Global P.L.C. Series C........................  2,780    214,505
  #*Lions Gate Entertainment Corp.........................  6,429    209,135
   #Lowe's Cos., Inc...................................... 16,431    732,494
  #*Lululemon Athletica, Inc..............................  2,773    192,918
   #Macy's, Inc...........................................  8,218    397,258
   #Mattel, Inc...........................................  5,292    222,423
    McDonald's Corp....................................... 23,545  2,309,294
   *Michael Kors Holdings, Ltd............................ 10,853    730,841
    Newell Rubbermaid, Inc................................ 15,470    417,999
    NIKE, Inc. Class B....................................  5,482    344,927
   #Nordstrom, Inc........................................ 10,492    642,530

                                     1579

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Discretionary -- (Continued)
  #*O'Reilly Automotive, Inc..............................  5,924 $   742,040
   #Omnicom Group, Inc....................................  5,569     357,920
  #*Panera Bread Co. Class A..............................    836     139,654
   #PetSmart, Inc.........................................  5,540     405,639
   #Polaris Industries, Inc...............................  3,686     413,348
  #*priceline.com, Inc....................................    693     606,839
    Ralph Lauren Corp.....................................    935     170,226
    Ross Stores, Inc...................................... 11,726     791,153
   #Scripps Networks Interactive, Inc. Class A............  5,682     402,115
   #Sirius XM Radio, Inc.................................. 24,446      91,184
    Six Flags Entertainment Corp..........................  3,048     112,136
   #Starbucks Corp........................................ 11,480     817,835
   #Starwood Hotels & Resorts Worldwide, Inc..............  5,962     394,386
    Target Corp...........................................  8,200     584,250
   #Tiffany & Co..........................................  3,909     310,805
    TJX Cos., Inc......................................... 16,542     860,846
   #Tractor Supply Co.....................................  3,742     453,268
  #*TripAdvisor, Inc......................................  4,001     300,155
   #Tupperware Brands Corp................................  2,897     244,159
  #*Ulta Salon Cosmetics & Fragrance, Inc.................  1,676     169,108
   *Urban Outfitters, Inc.................................  2,065      87,886
   #VF Corp...............................................  1,288     253,736
    Viacom, Inc. Class A..................................    167      12,241
   #Viacom, Inc. Class B..................................  9,559     695,608
   #Williams-Sonoma, Inc..................................  2,777     163,454
    Wyndham Worldwide Corp................................  4,163     259,355
   #Wynn Resorts, Ltd.....................................  1,783     237,371
    Yum! Brands, Inc...................................... 10,338     753,847
                                                                  -----------
Total Consumer Discretionary..............................         33,032,196
                                                                  -----------
Consumer Staples -- (10.2%)
   #Altria Group, Inc..................................... 46,311   1,623,664
   #Avon Products, Inc.................................... 23,403     534,993
   #Brown-Forman Corp. Class A............................    418      30,932
   #Brown-Forman Corp. Class B............................  6,353     460,656
   #Campbell Soup Co...................................... 16,792     785,866
   #Clorox Co. (The)......................................  7,025     603,728
    Coca-Cola Co. (The)................................... 31,087   1,245,967
    Coca-Cola Enterprises, Inc............................  8,665     325,284
    Colgate-Palmolive Co.................................. 20,997   1,257,090
   #Costco Wholesale Corp.................................  3,396     398,317
  #*Dean Foods Co.........................................  9,344     101,850
   #Dr Pepper Snapple Group, Inc.......................... 11,109     519,235
   #Estee Lauder Cos., Inc. (The) Class A.................  5,534     363,307
    Flowers Foods, Inc....................................  3,065      70,361
   #General Mills, Inc.................................... 15,121     786,292
  #*Green Mountain Coffee Roasters, Inc...................  4,637     357,884
   #Herbalife, Ltd........................................  4,422     289,641
   #Hershey Co. (The).....................................  3,615     342,955
   #Hillshire Brands Co...................................  6,515     229,393
   #Hormel Foods Corp.....................................  1,817      76,950
    Kellogg Co............................................  5,940     393,466
   #Kimberly-Clark Corp...................................  9,003     889,496

                                     1580

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Staples -- (Continued)
    Kraft Foods Group, Inc................................ 13,909 $   786,971
   #Kroger Co. (The)...................................... 15,281     600,085
   #McCormick & Co., Inc. (579780206).....................  3,667     262,594
   #McCormick & Co., Inc. (579780107).....................    100       6,962
   #Mead Johnson Nutrition Co............................. 10,800     786,672
  #*Monster Beverage Corp.................................  8,902     542,933
    Nu Skin Enterprises, Inc. Class A.....................  3,175     265,557
    PepsiCo, Inc.......................................... 24,015   2,006,213
    Philip Morris International, Inc......................    167      14,893
   #Reynolds American, Inc................................  5,106     252,390
   #Sysco Corp............................................ 13,836     477,480
   #Wal-Mart Stores, Inc.................................. 38,791   3,023,370
  #*WhiteWave Foods Co. Class A...........................  2,386      44,594
   *WhiteWave Foods Co. Class B...........................  3,399      62,813
   #Whole Foods Market, Inc...............................  2,867     159,348
                                                                  -----------
Total Consumer Staples....................................         20,980,202
                                                                  -----------
Energy -- (2.4%)
  #*Continental Resources, Inc............................  1,935     178,601
    Core Laboratories NV..................................  2,513     375,945
  #*Dresser-Rand Group, Inc...............................  2,427     147,732
  #*FMC Technologies, Inc.................................  7,383     393,514
    Halliburton Co........................................ 14,486     654,622
   *Oasis Petroleum, Inc..................................  5,018     210,957
   #Oceaneering International, Inc........................  3,365     272,868
   #RPC, Inc..............................................  7,548     108,087
    Schlumberger, Ltd..................................... 20,585   1,674,178
  #*Southwestern Energy Co................................ 19,037     738,445
    Williams Cos., Inc. (The).............................  4,061     138,764
                                                                  -----------
Total Energy..............................................          4,893,713
                                                                  -----------
Financials -- (2.5%)
    American Express Co................................... 15,462   1,140,632
   #CBOE Holdings, Inc....................................  4,789     239,929
   *CBRE Group, Inc. Class A..............................  9,413     218,099
    Discover Financial Services...........................  7,514     372,018
   #Eaton Vance Corp......................................  6,612     267,588
    Erie Indemnity Co. Class A............................  2,553     205,185
   #Federated Investors, Inc. Class B.....................  4,137     120,097
   #Franklin Resources, Inc...............................  6,945     339,471
    LPL Financial Holdings, Inc...........................  3,202     121,868
    Marsh & McLennan Cos., Inc............................  8,663     362,720
   #McGraw-Hill Cos., Inc. (The)..........................  5,984     370,170
    Moody's Corp.......................................... 12,013     814,121
   #T Rowe Price Group, Inc...............................  4,107     309,011
   #Waddell & Reed Financial, Inc. Class A................  4,716     240,799
                                                                  -----------
Total Financials..........................................          5,121,708
                                                                  -----------
Health Care -- (9.4%)
    Abbott Laboratories...................................  1,464      53,626
    AbbVie, Inc........................................... 36,143   1,643,784
   #Allergan, Inc.........................................  2,201     200,555

                                     1581

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Health Care -- (Continued)
   #AmerisourceBergen Corp................................ 12,554 $   731,522
    Amgen, Inc............................................ 11,652   1,261,795
    Baxter International, Inc............................. 12,650     923,956
    Becton Dickinson and Co...............................  3,430     355,760
   *Biogen Idec, Inc......................................  1,865     406,812
    Bristol-Myers Squibb Co............................... 10,100     436,724
   *Bruker Corp...........................................  1,069      19,156
   *Celgene Corp..........................................  3,079     452,182
   #CR Bard, Inc..........................................  2,554     292,688
   *DaVita HealthCare Partners, Inc.......................  3,291     383,105
   #Eli Lilly & Co........................................ 23,427   1,244,208
  #*Endo Health Solutions, Inc............................  8,501     326,948
  #*Gilead Sciences, Inc.................................. 23,727   1,458,024
   *Health Management Associates, Inc. Class A............  1,303      17,564
  #*IDEXX Laboratories, Inc...............................  1,343     131,601
    Johnson & Johnson..................................... 43,693   4,085,296
  #*Laboratory Corp. of America Holdings..................  2,950     285,383
    McKesson Corp.........................................  5,350     656,231
    Medtronic, Inc........................................ 13,745     759,274
  #*Mettler-Toledo International, Inc.....................  1,621     357,593
  #*Mylan, Inc............................................ 20,691     694,390
   #Perrigo Co............................................  1,497     186,212
  #*Regeneron Pharmaceuticals, Inc........................  1,193     322,182
  #*Salix Pharmaceuticals, Ltd............................    937      69,244
   #St Jude Medical, Inc..................................  8,816     461,870
  #*Tenet Healthcare Corp.................................  7,431     331,794
  #*United Therapeutics Corp..............................  2,717     203,340
  #*Varian Medical Systems, Inc...........................  2,692     195,170
  #*Waters Corp...........................................  2,219     223,986
                                                                  -----------
Total Health Care.........................................         19,171,975
                                                                  -----------
Industrials -- (11.7%)
   #3M Co................................................. 11,630   1,365,711
    AMETEK, Inc...........................................  6,786     314,056
  #*Armstrong World Industries, Inc.......................    583      29,197
   #Avery Dennison Corp...................................  2,958     132,311
   #Babcock & Wilcox Co. (The)............................  3,606     110,127
    Boeing Co. (The)...................................... 16,913   1,777,556
   #Caterpillar, Inc...................................... 16,082   1,333,359
   #CH Robinson Worldwide, Inc............................  3,929     234,247
    Copa Holdings SA Class A..............................  1,048     145,850
  #*Copart, Inc...........................................  6,401     208,096
    Crane Co..............................................  3,231     196,768
    Cummins, Inc..........................................  2,804     339,817
   #Deere & Co............................................  7,967     661,819
   *Delta Air Lines, Inc.................................. 19,477     413,497
   #Donaldson Co., Inc....................................  4,505     163,306
    Dover Corp............................................  5,024     430,255
   #Emerson Electric Co................................... 21,714   1,332,588
   #Equifax, Inc..........................................    711      44,957
   #Fastenal Co...........................................  9,069     444,472
    Flowserve Corp........................................  6,744     382,250
   #Fluor Corp............................................  1,723     107,791

                                     1582

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Industrials -- (Continued)
    Graco, Inc............................................  3,345 $   233,414
  #*Hexcel Corp...........................................  3,072     108,165
    Honeywell International, Inc.......................... 11,573     960,328
   #Hubbell, Inc. Class A.................................    200      19,399
    Hubbell, Inc. Class B.................................  1,619     173,800
   #Illinois Tool Works, Inc..............................  6,571     473,375
   #Iron Mountain, Inc....................................  5,530     153,734
   #JB Hunt Transport Services, Inc.......................  6,402     479,702
   #Joy Global, Inc.......................................    830      41,085
   #Lennox International, Inc.............................  2,645     189,964
   #Lincoln Electric Holdings, Inc........................  2,638     155,747
   #Lockheed Martin Corp..................................  6,259     751,831
    Masco Corp............................................ 16,536     339,319
   *Middleby Corp.........................................    250      44,735
    MSC Industrial Direct Co., Inc. Class A...............  1,456     117,863
   #Nordson Corp..........................................  3,386     244,334
   *Old Dominion Freight Line, Inc........................  4,246     185,465
    PACCAR, Inc...........................................  5,531     311,229
    Parker Hannifin Corp..................................  4,671     482,421
   #Pitney Bowes, Inc.....................................  8,400     138,684
   #Raytheon Co...........................................  7,601     546,056
    Robert Half International, Inc........................  4,174     155,440
   #Rockwell Automation, Inc..............................  7,497     726,084
   #Rockwell Collins, Inc.................................  7,293     519,043
   #Rollins, Inc..........................................  7,518     191,709
  #*Sensata Technologies Holding NV.......................  4,923     185,006
    Snap-on, Inc..........................................  1,822     172,817
    TransDigm Group, Inc..................................  2,868     414,684
   #Tyco International, Ltd...............................  8,330     289,967
  #*United Continental Holdings, Inc...................... 18,092     630,506
   #United Parcel Service, Inc. Class B................... 16,758   1,454,594
   #United Technologies Corp.............................. 13,546   1,430,051
   #Valmont Industries, Inc...............................    839     117,158
  #*Verisk Analytics, Inc. Class A........................  9,002     579,369
  #*WABCO Holdings, Inc...................................  3,400     268,804
    Wabtec Corp...........................................  2,762     160,362
    Watsco, Inc...........................................    500      46,675
   #WW Grainger, Inc......................................    906     237,499
                                                                  -----------
Total Industrials.........................................         23,898,448
                                                                  -----------
Information Technology -- (13.0%)
   #Accenture P.L.C. Class A.............................. 17,688   1,305,551
  #*Alliance Data Systems Corp............................  2,715     536,973
   #Amphenol Corp. Class A................................  4,806     377,559
    Apple, Inc............................................  2,298   1,039,845
   #Automatic Data Processing, Inc........................  3,774     272,068
    Avago Technologies, Ltd...............................  2,553      93,644
   *BMC Software, Inc.....................................  6,702     308,091
   #Broadridge Financial Solutions, Inc...................  8,987     260,084
  #*Cadence Design Systems, Inc...........................  1,700      24,786
  #*Cognizant Technology Solutions Corp. Class A..........  3,723     269,508
  #*F5 Networks, Inc......................................    970      85,127
   #FactSet Research Systems, Inc.........................  2,398     261,814

                                     1583

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
  #*Fiserv, Inc...........................................   4,080 $   392,659
  #*FleetCor Technologies, Inc............................   2,545     228,465
  #*Gartner, Inc..........................................   5,104     306,291
    Genpact, Ltd..........................................   6,193     126,275
   #Global Payments, Inc..................................   3,131     144,997
   #Harris Corp...........................................   8,002     456,674
    International Business Machines Corp..................  23,672   4,616,987
   #Intuit, Inc...........................................   3,474     222,058
   #IPG Photonics Corp....................................     634      38,611
   #Jack Henry & Associates, Inc..........................   2,693     130,072
   #KLA-Tencor Corp.......................................   1,003      58,806
   #Linear Technology Corp................................  12,857     521,480
  #*LSI Corp..............................................  16,136     125,538
    Mastercard, Inc. Class A..............................   2,613   1,595,524
    Maxim Integrated Products, Inc........................   8,156     233,262
    Microsoft Corp........................................ 182,218   5,799,999
   #Motorola Solutions, Inc...............................   3,826     209,779
  #*NCR Corp..............................................   2,268      81,648
  #*NeuStar, Inc. Class A.................................   2,016     113,057
    Oracle Corp...........................................  85,432   2,763,725
   #Paychex, Inc..........................................  19,767     779,610
  #*Rackspace Hosting, Inc................................   1,065      48,234
   #Seagate Technology P.L.C..............................  19,459     796,068
  #*SolarWinds, Inc.......................................     927      32,899
    Solera Holdings, Inc..................................   2,016     114,730
    Symantec Corp.........................................  10,673     284,756
  #*Teradata Corp.........................................     300      17,736
   #Texas Instruments, Inc................................  17,088     669,850
   #Total System Services, Inc............................   5,703     156,319
  #*Vantiv, Inc. Class A..................................   7,116     185,656
  #*VeriSign, Inc.........................................     100       4,784
   #Western Union Co. (The)...............................  30,117     540,901
  #*WEX, Inc..............................................     287      24,952
                                                                   -----------
Total Information Technology..............................          26,657,452
                                                                   -----------
Materials -- (5.0%)
    Air Products & Chemicals, Inc.........................   3,230     350,907
   #Airgas, Inc...........................................   3,900     402,519
   #Albemarle Corp........................................     438      27,160
    Axiall Corp...........................................   2,004      88,336
    Ball Corp.............................................   7,145     320,025
   #Celanese Corp. Series A...............................   8,422     404,761
    Eastman Chemical Co...................................   8,303     667,810
    Ecolab, Inc...........................................   4,605     424,305
   #EI du Pont de Nemours & Co............................  21,328   1,230,412
   #FMC Corp..............................................   7,411     490,312
   #International Flavors & Fragrances, Inc...............   2,569     207,267
    LyondellBasell Industries NV Class A..................   9,916     681,328
    Monsanto Co...........................................   7,632     753,889
   #NewMarket Corp........................................     619     168,715
   *Owens-Illinois, Inc...................................  12,934     384,787
    Packaging Corp. of America............................   3,138     168,793
    PPG Industries, Inc...................................   3,077     493,674

                                     1584

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
   #Praxair, Inc........................................     6,955 $    835,782
   #Rockwood Holdings, Inc..............................     4,170      282,434
    RPM International, Inc..............................     3,941      138,881
   #Scotts Miracle-Gro Co. (The) Class A................       944       47,436
   #Sealed Air Corp.....................................     8,801      239,739
   #Sherwin-Williams Co. (The)..........................     2,046      356,352
   #Sigma-Aldrich Corp..................................     3,744      312,849
    Silgan Holdings, Inc................................     1,647       79,451
   #Southern Copper Corp................................     3,129       81,573
    Valspar Corp. (The).................................     2,250      153,270
   #Westlake Chemical Corp..............................     1,006      104,644
   *WR Grace & Co.......................................     4,186      321,569
                                                                   ------------
Total Materials.........................................             10,218,980
                                                                   ------------
Telecommunication Services -- (0.7%)
  #*Crown Castle International Corp.....................     3,518      247,139
  #*Level 3 Communications, Inc.........................    15,470      341,113
  #*SBA Communications Corp. Class A....................     6,999      518,556
  #*tw telecom, Inc.....................................     8,179      243,571
                                                                   ------------
Total Telecommunication Services........................              1,350,379
                                                                   ------------
Utilities -- (0.1%)
   #ONEOK, Inc..........................................     5,058      267,821
                                                                   ------------
TOTAL COMMON STOCKS.....................................            145,592,874
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
    State Street Institutional Liquid Reserves.......... 2,480,463    2,480,463
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                         ---------
SECURITIES LENDING COLLATERAL -- (27.7%)
(S)@DFA Short Term Investment Fund...................... 4,903,552   56,734,093
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $195,046,982)^^.................................           $204,807,430
                                                                   ============

                                     1585

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                     LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                   ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary......... $ 33,032,196          --    --   $ 33,032,196
   Consumer Staples...............   20,980,202          --    --     20,980,202
   Energy.........................    4,893,713          --    --      4,893,713
   Financials.....................    5,121,708          --    --      5,121,708
   Health Care....................   19,171,975          --    --     19,171,975
   Industrials....................   23,898,448          --    --     23,898,448
   Information Technology.........   26,657,452          --    --     26,657,452
   Materials......................   10,218,980          --    --     10,218,980
   Telecommunication Services.....    1,350,379          --    --      1,350,379
   Utilities......................      267,821          --    --        267,821
Temporary Cash Investments........    2,480,463          --    --      2,480,463
Securities Lending Collateral.....           -- $56,734,093    --     56,734,093
                                   ------------ -----------  ----   ------------
TOTAL............................. $148,073,337 $56,734,093    --   $204,807,430
                                   ============ ===========  ====   ============

                                     1586

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES  VALUE+
                                                           ------ --------
COMMON STOCKS -- (66.6%)
Consumer Discretionary -- (15.5%)
   *1-800-Flowers.com, Inc. Class A.......................  2,150 $ 14,147
  #*Aeropostale, Inc...................................... 15,425  233,380
   *AFC Enterprises, Inc..................................  5,424  199,603
  #*American Public Education, Inc........................  3,124  123,429
  #*ANN, Inc..............................................  1,960   66,424
    Arctic Cat, Inc.......................................  2,823  155,378
  #*Asbury Automotive Group, Inc..........................  7,129  348,180
  #*Bally Technologies, Inc...............................  8,612  617,308
   #Belo Corp. Class A.................................... 10,018  142,857
   #Big 5 Sporting Goods Corp.............................  4,146   84,039
   *Big Lots, Inc......................................... 12,624  456,105
  #*BJ's Restaurants, Inc.................................  5,926  211,203
  #*Blue Nile, Inc........................................  1,236   47,994
  #*Bravo Brio Restaurant Group, Inc......................  4,338   70,883
   #Buckle, Inc. (The)....................................  8,251  461,891
  #*Buffalo Wild Wings, Inc...............................  4,166  431,514
  #*Capella Education Co..................................  2,360  115,664
  #*Carmike Cinemas, Inc..................................  3,713   68,022
   #Carriage Services, Inc................................  4,079   76,522
   #Cato Corp. (The) Class A..............................    616   17,340
   #CEC Entertainment, Inc................................  3,855  160,329
   #Cheesecake Factory, Inc. (The)........................ 12,197  517,641
    Cherokee, Inc.........................................    300    3,891
  #*Children's Place Retail Stores, Inc. (The)............    952   51,446
    Churchill Downs, Inc..................................  2,898  235,347
  #*Conn's, Inc...........................................    778   50,274
    Cooper Tire & Rubber Co............................... 13,135  440,548
   #Cracker Barrel Old Country Store, Inc.................  5,089  498,213
  #*Crocs, Inc............................................ 17,469  238,801
  #*Crown Media Holdings, Inc. Class A....................  5,366   15,937
    CTC Media, Inc........................................ 32,416  359,818
    Culp, Inc.............................................  2,228   42,867
   #Destination Maternity Corp............................  2,590   77,855
   #DineEquity, Inc.......................................  3,681  256,455
   #Dorman Products, Inc..................................  7,244  341,048
   #Drew Industries, Inc..................................  4,671  190,717
    Einstein Noah Restaurant Group, Inc...................  1,384   22,462
    Entravision Communications Corp. Class A.............. 10,447   59,443
   #Ethan Allen Interiors, Inc............................  6,511  197,739
   *Express, Inc.......................................... 19,535  440,514
  #*Fiesta Restaurant Group, Inc..........................  5,225  164,849
   #Finish Line, Inc. (The) Class A.......................  6,298  140,194
    Fisher Communications, Inc............................    462   18,928
  #*Francesca's Holdings Corp.............................  1,743   43,331
  #*G-III Apparel Group, Ltd..............................  4,213  216,801
  #*Genesco, Inc..........................................  1,506  105,992
   *Gentherm, Inc.........................................  6,724  137,170
  #*Grand Canyon Education, Inc...........................  9,921  335,528
   #Guess?, Inc........................................... 10,321  347,611
   #Haverty Furniture Cos., Inc...........................    173    4,498
  #*Hibbett Sports, Inc...................................  5,943  348,557

                                     1587

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   #Hillenbrand, Inc...................................... 12,528 $310,569
   #Interval Leisure Group, Inc........................... 11,705  251,775
  #*iRobot Corp...........................................  5,827  203,712
  #*Jack in the Box, Inc..................................  9,322  373,719
  #*Jamba, Inc............................................  3,889   56,896
  #*Jos A Bank Clothiers, Inc.............................  1,141   46,621
   *Kirkland's, Inc.......................................  1,300   22,854
  #*Krispy Kreme Doughnuts, Inc...........................  2,302   48,388
    La-Z-Boy, Inc......................................... 10,392  215,426
  #*LeapFrog Enterprises, Inc.............................  3,441   39,640
   *Libbey, Inc...........................................  4,437  109,416
  #*Life Time Fitness, Inc................................  1,042   55,528
   #LIN MEDIA LLC.........................................  5,870   94,801
   #Lithia Motors, Inc. Class A...........................  4,970  324,243
  #*Lumber Liquidators Holdings, Inc......................  6,113  591,861
   #Matthews International Corp. Class A..................    124    4,796
  #*Mattress Firm Holding Corp............................    748   30,556
   #Monro Muffler Brake, Inc..............................  7,152  307,608
   #Movado Group, Inc.....................................  1,051   38,340
   *Nathan's Famous, Inc..................................    472   27,027
  #*Nautilus, Inc.........................................  7,490   65,762
   *New York & Co., Inc...................................  3,122   19,450
  #*New York Times Co. (The) Class A...................... 31,894  388,469
  #*Outerwall, Inc........................................  4,206  232,382
   *Overstock.com, Inc....................................    892   30,337
   #Oxford Industries, Inc................................  3,156  213,567
   *Papa John's International, Inc........................  4,990  333,631
   #PetMed Express, Inc...................................  1,588   26,599
   #Pier 1 Imports, Inc................................... 22,248  522,828
   #Pool Corp.............................................  8,248  435,329
  #*Red Robin Gourmet Burgers, Inc........................  3,034  172,574
  #*rue21, Inc............................................  4,524  189,013
   #Ruth's Hospitality Group, Inc.........................  7,774   92,977
   #Ryland Group, Inc. (The)..............................  2,472   99,968
   *Scientific Games Corp. Class A........................ 16,767  228,534
  #*Select Comfort Corp...................................  2,255   51,527
   *SHFL Entertainment, Inc............................... 11,159  253,867
  #*Shutterfly, Inc.......................................  7,886  422,611
   #Sinclair Broadcast Group, Inc. Class A................ 10,052  283,567
   #Sonic Automotive, Inc. Class A........................  9,280  205,459
  #*Sonic Corp............................................ 12,650  194,431
   #Sotheby's.............................................  5,904  265,680
   #Stage Stores, Inc.....................................  6,096  152,156
   #Standard Motor Products, Inc..........................  4,636  159,432
   *Steven Madden, Ltd.................................... 10,270  528,083
   #Sturm Ruger & Co., Inc................................  1,130   57,483
  #*Tenneco, Inc.......................................... 13,454  650,232
   #Texas Roadhouse, Inc.................................. 15,583  380,849
   #Thor Industries, Inc..................................  7,201  389,214
  #*Tile Shop Holdings, Inc...............................  1,911   54,330
   #Town Sports International Holdings, Inc...............    977   12,330
   #Vail Resorts, Inc.....................................  7,892  528,606
   #Valassis Communications, Inc..........................  1,945   55,685

                                     1588

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Discretionary -- (Continued)
  #*Vera Bradley, Inc.....................................  2,379 $    57,667
  #*Vitamin Shoppe, Inc...................................  2,679     128,672
   #Winmark Corp..........................................    764      54,932
  #*Winnebago Industries, Inc.............................    400       9,568
   #Wolverine World Wide, Inc.............................  9,539     548,588
    World Wrestling Entertainment, Inc. Class A...........  1,300      13,832
  #*Zumiez, Inc...........................................  6,408     176,669
                                                                  -----------
Total Consumer Discretionary..............................         21,847,353
                                                                  -----------
Consumer Staples -- (3.5%)
   #Alico, Inc............................................  1,296      59,383
   #Arden Group, Inc. Class A.............................    568      73,834
   #B&G Foods, Inc........................................ 11,323     394,493
  #*Boston Beer Co., Inc. (The) Class A...................  1,668     298,539
   #Cal-Maine Foods, Inc..................................  2,761     139,927
   #Calavo Growers, Inc...................................  2,943      79,932
   #Casey's General Stores, Inc...........................  6,424     425,462
  #*Chefs' Warehouse, Inc. (The)..........................  2,461      49,343
   #Coca-Cola Bottling Co. Consolidated...................     32       2,044
  #*Darling International, Inc............................  4,740      96,222
  #*Elizabeth Arden, Inc..................................  5,999     246,319
   *Farmer Bros Co........................................  2,211      35,221
   *Fresh Market, Inc. (The)..............................  4,875     257,302
   #Harris Teeter Supermarkets, Inc.......................  7,262     357,145
    Inter Parfums, Inc....................................  6,059     199,826
  #*Inventure Foods, Inc..................................  2,932      26,007
    J&J Snack Foods Corp..................................  4,070     324,298
   #Lancaster Colony Corp.................................  5,685     472,026
  #*Medifast, Inc.........................................  2,622      71,685
   #National Beverage Corp................................    800      14,224
    Oil-Dri Corp. of America..............................    447      14,241
  #*Pilgrim's Pride Corp..................................  8,435     140,190
   *Prestige Brands Holdings, Inc......................... 10,022     339,846
   #Pricesmart, Inc.......................................    240      21,847
   #Rocky Mountain Chocolate Factory, Inc.................    400       5,336
   #Sanderson Farms, Inc..................................  5,013     354,118
  #*Susser Holdings Corp..................................  4,486     232,016
    WD-40 Co..............................................  2,849     163,846
                                                                  -----------
Total Consumer Staples....................................          4,894,672
                                                                  -----------
Energy -- (2.4%)
  #*Bonanza Creek Energy, Inc.............................  8,078     329,098
   #CARBO Ceramics, Inc...................................  1,384     121,598
    Crosstex Energy, Inc.................................. 10,187     204,657
    Delek US Holdings, Inc................................ 11,181     338,225
  #*EPL Oil & Gas, Inc....................................  7,473     240,332
  #*Forest Oil Corp.......................................  4,148      21,238
  #*Gastar Exploration, Ltd............................... 13,035      43,015
  #*Geospace Technologies Corp............................  2,549     189,671
  #*Goodrich Petroleum Corp...............................  1,999      38,021
  #*ION Geophysical Corp.................................. 29,282     180,084
  #*Kodiak Oil & Gas Corp................................. 55,216     536,147

                                     1589

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Energy -- (Continued)
   #Panhandle Oil and Gas, Inc. Class A...................    360 $   10,714
   *PDC Energy, Inc.......................................  1,078     59,452
  #*PetroQuest Energy, Inc................................  2,400     10,800
   #Rentech, Inc.......................................... 14,381     30,775
  #*Rex Energy Corp....................................... 11,269    216,252
   *RigNet, Inc...........................................  1,400     38,220
  #*Rosetta Resources, Inc................................  9,523    434,344
  #*Synergy Resources Corp................................  1,277      9,897
    Targa Resources Corp..................................  1,722    117,389
   #TGC Industries, Inc...................................  2,471     22,165
  #*Vaalco Energy, Inc....................................  2,357     14,613
   #W&T Offshore, Inc.....................................  2,190     35,675
  #*Willbros Group, Inc...................................  9,816     70,479
                                                                  ----------
Total Energy..............................................         3,312,861
                                                                  ----------
Financials -- (5.0%)
  #*Altisource Portfolio Solutions SA.....................  4,397    542,194
   #Bank of Hawaii Corp...................................  9,979    555,232
   #Bank of the Ozarks, Inc...............................  7,360    351,661
   #BGC Partners, Inc. Class A............................ 28,209    177,153
  #*BofI Holding, Inc.....................................  2,525    136,981
   #Cohen & Steers, Inc...................................  2,284     78,501
  #*Consumer Portfolio Services, Inc......................  3,825     24,862
   #Crawford & Co. Class B................................  1,463     11,499
  #*Credit Acceptance Corp................................  4,255    478,645
   #Diamond Hill Investment Group, Inc....................    652     67,502
  #*eHealth, Inc..........................................  1,006     30,924
   #Evercore Partners, Inc. Class A.......................  6,863    325,443
   #Federated Investors, Inc. Class B..................... 22,668    658,052
  #*First Cash Financial Services, Inc....................  6,471    345,551
   #FXCM, Inc. Class A....................................  4,515     74,497
    GAMCO Investors, Inc. Class A.........................    485     27,359
   #Greenhill & Co., Inc..................................  5,481    275,914
   #HCI Group, Inc........................................  1,906     69,569
    HFF, Inc. Class A.....................................  6,049    127,029
   #Home BancShares, Inc.................................. 10,830    295,876
   #Investors Bancorp, Inc................................ 18,743    416,095
    MarketAxess Holdings, Inc.............................  7,436    384,441
  #*Portfolio Recovery Associates, Inc....................  2,090    312,058
   #Pzena Investment Management, Inc. Class A.............  1,700     12,104
  #*Texas Capital Bancshares, Inc.........................  1,515     68,917
  #*Virtus Investment Partners, Inc.......................  1,628    303,622
  #*Walker & Dunlop, Inc..................................    338      6,233
   #Westamerica BanCorp...................................  4,562    218,930
  #*Western Alliance Bancorp.............................. 16,557    293,556
   #Westwood Holdings Group, Inc..........................    412     20,493
   *WisdomTree Investments, Inc........................... 26,146    338,591
  #*World Acceptance Corp.................................    644     53,632
                                                                  ----------
Total Financials..........................................         7,083,116
                                                                  ----------
Health Care -- (8.4%)
   #Air Methods Corp......................................  8,515    286,019

                                     1590

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
  Health Care -- (Continued)
  #*Akorn, Inc............................................ 19,022 $269,922
   *AMN Healthcare Services, Inc..........................  9,463  139,863
   #Analogic Corp.........................................  2,175  155,273
   *ArthroCare Corp.......................................  4,983  180,684
   #Atrion Corp...........................................    431  103,936
  #*BioScrip, Inc......................................... 13,854  225,127
   *Cambrex Corp..........................................  3,917   57,384
   #Cantel Medical Corp...................................  6,951  184,480
  #*Capital Senior Living Corp............................  1,119   25,782
  #*Charles River Laboratories International, Inc......... 10,721  488,234
   #Chemed Corp...........................................  4,205  296,831
   #Computer Programs & Systems, Inc......................  2,461  137,176
   *Corvel Corp...........................................  4,292  145,456
  #*Cyberonics, Inc.......................................  5,720  297,383
  #*Emeritus Corp.........................................  9,645  223,668
   #Ensign Group, Inc. (The)..............................  4,547  173,877
  #*ExamWorks Group, Inc..................................  7,074  171,757
  #*Haemonetics Corp...................................... 10,682  450,994
   *Hanger, Inc...........................................    371   13,697
   #Hi-Tech Pharmacal Co., Inc............................     28    1,006
   #Hill-Rom Holdings, Inc................................ 13,801  511,603
  #*HMS Holdings Corp..................................... 19,439  470,229
  #*ICU Medical, Inc......................................  3,072  220,232
   *Impax Laboratories, Inc...............................  2,766   57,367
  #*Integra LifeSciences Holdings Corp....................  1,461   57,549
  #*IPC The Hospitalist Co., Inc..........................  3,183  160,328
   #Landauer, Inc.........................................    427   21,038
  #*Lannett Co., Inc......................................  4,848   67,339
  #*Luminex Corp..........................................    914   18,198
   #Masimo Corp........................................... 11,738  273,378
   *MedAssets, Inc........................................  5,288  115,120
  #*Medicines Co. (The)................................... 11,900  367,710
   #Meridian Bioscience, Inc..............................  8,123  200,882
  #*Molina Healthcare, Inc................................ 10,388  385,603
  #*MWI Veterinary Supply, Inc............................  2,740  389,546
  #*Myriad Genetics, Inc.................................. 15,344  455,256
  #*National Research Corp. Class A.......................    900   16,182
   #National Research Corp. Class B.......................    150    5,865
  #*Orthofix International NV.............................    104    2,362
   #Owens & Minor, Inc.................................... 13,596  488,912
  #*PAREXEL International Corp............................ 11,071  547,461
   *Providence Service Corp. (The)........................  2,983   82,241
   #Quality Systems, Inc.................................. 12,137  277,573
   #Questcor Pharmaceuticals, Inc.........................  3,434  229,460
  #*Repligen Corp.........................................  6,053   61,559
  #*Santarus, Inc......................................... 14,070  342,182
  #*Skilled Healthcare Group, Inc. Class A................  4,431   28,890
    STERIS Corp...........................................  7,671  345,348
   *Team Health Holdings, Inc.............................  3,355  134,938
   #Techne Corp...........................................  5,113  377,033
  #*Thoratec Corp.........................................  3,466  113,650
   #US Physical Therapy, Inc..............................  1,880   53,806
   #Utah Medical Products, Inc............................    400   22,328

                                     1591

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Health Care -- (Continued)
  #*Vanguard Health Systems, Inc.......................... 15,475 $   323,582
  #*Vascular Solutions, Inc...............................    715      11,554
    West Pharmaceutical Services, Inc.....................  7,197     530,851
                                                                  -----------
Total Health Care.........................................         11,795,704
                                                                  -----------
Industrials -- (15.1%)
    AAON, Inc.............................................  3,919      84,533
   #Acacia Research Corp..................................  2,445      55,795
   #Actuant Corp. Class A.................................  3,177     112,180
  #*Advisory Board Co. (The)..............................    951      55,814
    Allegiant Travel Co...................................  4,082     397,505
   #Altra Holdings, Inc...................................  5,123     127,768
   #American Railcar Industries, Inc......................  1,356      48,721
   #American Science & Engineering, Inc...................  1,115      67,781
  #*American Woodmark Corp................................    430      14,917
   #Apogee Enterprises, Inc...............................  6,229     166,688
   #Applied Industrial Technologies, Inc..................  9,020     470,483
   #Argan, Inc............................................  1,923      30,480
   *Astronics Corp........................................  1,700      67,167
   #AZZ, Inc..............................................  5,436     205,644
    Barrett Business Services, Inc........................  1,337      93,938
  #*Beacon Roofing Supply, Inc............................ 10,763     439,023
   #Belden, Inc...........................................  8,822     517,057
  #*Blount International, Inc.............................  5,178      68,246
   #Brink's Co. (The)..................................... 10,252     274,036
  #*CAI International, Inc................................  1,294      27,161
  #*Casella Waste Systems, Inc. Class A...................  2,529      12,063
   #Ceco Environmental Corp...............................  2,300      30,728
   #Celadon Group, Inc....................................    500      10,055
  #*Chart Industries, Inc.................................  1,640     186,468
    CIRCOR International, Inc.............................  2,325     122,109
   #Coleman Cable, Inc....................................  3,363      73,078
   *Columbus McKinnon Corp................................  1,058      23,403
  #*Commercial Vehicle Group, Inc.........................  1,669      12,084
   #Con-way, Inc.......................................... 12,538     519,700
   #Corporate Executive Board Co. (The)...................  7,223     487,047
    Cubic Corp............................................     84       4,246
   #Deluxe Corp........................................... 11,234     460,706
  #*DigitalGlobe, Inc..................................... 16,078     520,927
  #*DXP Enterprises, Inc..................................  3,062     211,278
  #*Echo Global Logistics, Inc............................  4,553      99,119
    Exelis, Inc........................................... 25,596     378,309
   #Exponent, Inc.........................................  2,698     178,392
   *Federal Signal Corp................................... 12,313     119,436
   #Forward Air Corp......................................  6,040     220,883
   *Franklin Covey Co.....................................  2,550      41,157
   #Franklin Electric Co., Inc............................  9,295     346,332
    G&K Services, Inc. Class A............................  1,112      58,725
   #Generac Holdings, Inc.................................  3,713     160,958
  #*Goldfield Corp. (The).................................  4,847      10,421
   #Gorman-Rupp Co. (The).................................  1,681      58,381
   *GP Strategies Corp....................................  1,471      38,849
    Graham Corp...........................................    710      23,210

                                     1592

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
   #H&E Equipment Services, Inc...........................  7,631 $174,292
   #Harsco Corp........................................... 17,589  453,093
   #Healthcare Services Group, Inc........................ 12,998  319,881
   #Heartland Express, Inc................................ 18,658  274,646
   #HEICO Corp............................................  4,166  236,629
    HEICO Corp. Class A...................................  1,500   60,330
   #Herman Miller, Inc.................................... 13,408  376,899
   #HNI Corp..............................................  9,355  356,519
   #Houston Wire & Cable Co...............................  3,210   47,604
  #*Hub Group, Inc. Class A...............................  8,460  323,595
   #Huntington Ingalls Industries, Inc....................  2,145  133,376
   *Huron Consulting Group, Inc...........................  5,180  263,869
    Hyster-Yale Materials Handling, Inc...................  2,577  167,531
  #*II-VI, Inc............................................  1,800   31,824
  #*InnerWorkings, Inc....................................     49      572
   #Insperity, Inc........................................  4,390  145,177
   #Interface, Inc........................................ 14,575  276,779
    John Bean Technologies Corp...........................  5,737  136,024
   #Kaman Corp............................................  4,250  160,905
   #Kaydon Corp...........................................  6,986  203,153
   #Kforce, Inc...........................................  3,231   53,893
   #Knight Transportation, Inc............................ 17,964  304,849
   #Knoll, Inc............................................  9,694  160,145
    Landstar System, Inc..................................  5,317  287,437
   #Lindsay Corp..........................................  2,751  206,600
   #Manitowoc Co., Inc. (The)............................. 18,897  387,955
  #*MasTec, Inc........................................... 15,030  495,990
   #Matson, Inc...........................................  2,123   60,123
   #Mine Safety Appliances Co.............................  7,363  391,196
  #*Mistras Group, Inc....................................    947   15,919
    Mueller Industries, Inc...............................  5,783  317,429
    Mueller Water Products, Inc. Class A.................. 32,415  250,892
  #*Nortek, Inc...........................................  1,696  114,497
   *On Assignment, Inc.................................... 11,371  347,157
   *Park-Ohio Holdings Corp...............................  1,222   42,929
  #*Patrick Industries, Inc...............................  1,649   41,077
   *PGT, Inc..............................................  4,189   41,890
  #*Polypore International, Inc...........................  2,735  114,843
  #*Powell Industries, Inc................................    509   25,043
    Primoris Services Corp................................ 10,594  220,355
  #*Proto Labs, Inc.......................................  5,381  364,132
   #Raven Industries, Inc.................................  7,567  232,004
   *RBC Bearings, Inc.....................................  4,372  239,848
  #*Roadrunner Transportation Systems, Inc................  6,567  198,520
   *RPX Corp..............................................  6,605  115,191
   #RR Donnelley & Sons Co................................ 34,343  652,174
  #*Saia, Inc.............................................  4,613  138,098
   *Spirit Airlines, Inc.................................. 14,796  489,008
  #*Standard Parking Corp.................................    500   11,510
   #Standex International Corp............................  2,352  138,839
   #Steelcase, Inc. Class A............................... 19,593  298,597
   #Sun Hydraulics Corp...................................  4,217  132,625
  #*Swift Transportation Co............................... 19,754  352,411

                                     1593

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Industrials -- (Continued)
  #*Taser International, Inc..............................  9,965 $    88,489
  #*Team, Inc.............................................  3,948     154,722
   #Tennant Co............................................  3,648     188,237
   #Textainer Group Holdings, Ltd.........................  9,454     334,577
  #*Thermon Group Holdings, Inc...........................    865      17,309
    Titan International, Inc..............................  3,311      57,082
  #*Trex Co., Inc.........................................  3,824     181,028
  #*Trimas Corp...........................................  7,302     270,393
   *TrueBlue, Inc.........................................  8,799     234,933
   #Twin Disc, Inc........................................    300       7,494
   #United Stationers, Inc................................  2,369      98,053
  #*Universal Truckload Services, Inc.....................  2,478      68,318
  #*US Airways Group, Inc.................................  5,185     100,330
    US Ecology, Inc.......................................  3,883     118,703
   #UTi Worldwide, Inc....................................  2,234      36,861
  #*Wabash National Corp.................................. 14,664     157,345
    Woodward, Inc.........................................    850      34,782
                                                                  -----------
Total Industrials.........................................         21,267,531
                                                                  -----------
Information Technology -- (12.6%)
   *ACI Worldwide, Inc....................................  7,058     334,196
   *Actuate Corp..........................................  9,083      67,033
  #*Acxiom Corp........................................... 16,272     419,329
   #Advent Software, Inc..................................  5,921     174,255
   #American Software, Inc. Class A.......................  2,097      18,999
  #*Anixter International, Inc............................  7,220     599,549
   *ARRIS Group, Inc......................................  9,972     149,979
   #Badger Meter, Inc.....................................  2,556     121,768
    Blackbaud, Inc........................................  9,497     333,250
   #Booz Allen Hamilton Holding Corp...................... 14,003     299,384
  #*Cabot Microelectronics Corp...........................  4,626     171,069
   *CalAmp Corp...........................................  6,482      99,499
  #*Cardtronics, Inc......................................  9,336     275,039
   #Cass Information Systems, Inc.........................    293      16,177
  #*Cirrus Logic, Inc.....................................  2,644      50,976
    Cognex Corp...........................................  9,633     511,609
    Coherent, Inc.........................................  1,292      73,231
   #Computer Task Group, Inc..............................  3,013      56,042
   #Concurrent Computer Corp..............................  1,757      14,302
   #CSG Systems International, Inc........................  7,166     169,691
   #Daktronics, Inc.......................................  6,841      74,430
  #*Datalink Corp.........................................  3,548      46,195
  #*Dice Holdings, Inc.................................... 11,156      96,723
   #Diebold, Inc.......................................... 13,549     442,510
   #Digimarc Corp.........................................    497      10,432
   *Ellie Mae, Inc........................................  1,550      36,503
  #*Entegris, Inc.........................................  6,911      65,862
  #*EPAM Systems, Inc.....................................  8,487     245,699
   *Euronet Worldwide, Inc................................ 11,542     424,861
   *ExlService Holdings, Inc..............................  6,456     180,768
    Fair Isaac Corp.......................................  7,374     368,405
  #*FARO Technologies, Inc................................  2,595      95,314
   #FEI Co................................................  1,604     124,230

                                     1594

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
   #Forrester Research, Inc...............................  4,193 $147,090
  #*Global Cash Access Holdings, Inc...................... 12,662   88,507
   #Heartland Payment Systems, Inc........................  8,247  307,696
   *Hittite Microwave Corp................................  6,008  375,380
   *iGATE Corp............................................ 13,009  303,240
   #InterDigital, Inc.....................................  2,500   99,325
  #*Internap Network Services Corp........................ 11,516   93,855
  #*Itron, Inc............................................  1,396   60,196
  #*Ixia.................................................. 15,516  215,672
   #j2 Global, Inc........................................  9,951  455,457
    Lender Processing Services, Inc....................... 16,170  528,436
  #*Lionbridge Technologies, Inc..........................  2,582    8,546
  #*Liquidity Services, Inc...............................    867   24,710
    Littelfuse, Inc.......................................  4,396  351,636
   *Magnachip Semiconductor Corp..........................  5,623  115,609
  #*Manhattan Associates, Inc.............................  4,359  385,074
    MAXIMUS, Inc..........................................  2,786  104,781
  #*Measurement Specialties, Inc..........................  3,154  157,006
    Mentor Graphics Corp.................................. 23,489  482,229
   #Mesa Laboratories, Inc................................    100    6,526
   #Micrel, Inc...........................................  7,386   78,365
   *Microsemi Corp........................................ 14,064  346,818
   #Monotype Imaging Holdings, Inc........................  6,612  162,192
   #MTS Systems Corp......................................  3,304  208,317
  #*NETGEAR, Inc..........................................  1,000   29,810
   *Netscout Systems, Inc.................................  7,925  210,250
   #NIC, Inc.............................................. 14,214  261,822
  #*OpenTable, Inc........................................  5,211  331,836
  #*OSI Systems, Inc......................................  3,529  248,406
   *PDF Solutions, Inc....................................  1,105   22,675
   #Pegasystems, Inc......................................    900   32,310
    Plantronics, Inc......................................  9,580  445,374
   #Power Integrations, Inc...............................  5,419  298,858
  #*PRGX Global, Inc......................................  1,200    7,440
  #*Progress Software Corp................................ 11,311  289,448
   #QAD, Inc. Class A.....................................    768    9,800
  #*Rogers Corp...........................................    200   11,124
   *Sapient Corp.......................................... 29,416  403,293
   *Silicon Image, Inc.................................... 15,451   88,534
  #*Silicon Laboratories, Inc.............................  9,901  386,733
   *Stamps.com, Inc.......................................  1,081   43,089
  #*Synaptics, Inc........................................  6,842  273,680
  #*Synchronoss Technologies, Inc.........................  8,247  284,439
  #*Take-Two Interactive Software, Inc.................... 21,065  369,269
   *TeleTech Holdings, Inc................................ 10,557  264,453
   *Travelzoo, Inc........................................  2,205   63,217
  #*Tyler Technologies, Inc...............................  6,230  464,883
    Ubiquiti Networks, Inc................................  1,306   27,452
  #*Ultratech, Inc........................................  6,084  177,774
  #*ValueClick, Inc....................................... 16,297  398,299
   *Verint Systems, Inc................................... 11,240  402,167
  #*Virtusa Corp..........................................  4,952  127,663
   *XO Group, Inc.........................................  1,185   14,173

                                     1595

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
  #*Zebra Technologies Corp. Class A......................  10,509 $   485,201
  #*Zix Corp..............................................   2,000       9,000
                                                                   -----------
Total Information Technology..............................          17,756,444
                                                                   -----------
Materials -- (3.6%)
  #*AEP Industries, Inc...................................     799      64,479
   #AMCOL International Corp..............................   1,556      54,584
  #*American Pacific Corp.................................     500      18,185
    American Vanguard Corp................................   1,487      36,714
   #Buckeye Technologies, Inc.............................   1,560      58,063
  #*Calgon Carbon Corp....................................  11,707     209,906
   *Chemtura Corp.........................................   5,342     119,447
  #*Flotek Industries, Inc................................  10,839     212,228
   #FutureFuel Corp.......................................   4,000      63,160
   #Globe Specialty Metals, Inc...........................   3,035      36,208
   #Hawkins, Inc..........................................     560      21,700
   #Haynes International, Inc.............................     810      38,961
   #HB Fuller Co..........................................  10,780     432,817
  #*Headwaters, Inc.......................................  16,627     156,793
    Innophos Holdings, Inc................................   4,890     243,718
    Innospec, Inc.........................................   4,962     212,969
   #KapStone Paper and Packaging Corp.....................   9,890     435,654
   #Koppers Holdings, Inc.................................   3,929     151,856
  #*LSB Industries, Inc...................................   1,171      38,502
    Neenah Paper, Inc.....................................   3,413     135,052
   *OMNOVA Solutions, Inc.................................   5,109      41,179
   #PolyOne Corp..........................................  21,894     632,956
   #Quaker Chemical Corp..................................   2,786     183,792
   #Schweitzer-Mauduit International, Inc.................   6,530     353,534
    Stepan Co.............................................   4,705     281,641
  #*United States Lime & Minerals, Inc....................     276      16,461
   #US Silica Holdings, Inc...............................   2,809      67,978
   #Wausau Paper Corp.....................................  10,702     121,896
   #Worthington Industries, Inc...........................  15,106     540,342
                                                                   -----------
Total Materials...........................................           4,980,775
                                                                   -----------
Telecommunication Services -- (0.5%)
   #Cogent Communications Group, Inc......................   9,697     277,528
   #Consolidated Communications Holdings, Inc.............   7,894     138,066
   #IDT Corp. Class B.....................................   5,046     104,301
   #Lumos Networks Corp...................................   3,904      73,981
   #NTELOS Holdings Corp..................................   2,132      39,933
  #*Premiere Global Services, Inc.........................   7,349      80,839
    Primus Telecommunications Group, Inc..................     900      10,782
  #*Vonage Holdings Corp..................................     938       3,020
                                                                   -----------
Total Telecommunication Services..........................             728,450
                                                                   -----------
TOTAL COMMON STOCKS.......................................          93,666,906
                                                                   -----------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    State Street Institutional Liquid Reserves............ 950,124     950,124
                                                                   -----------


                                     1596

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                    (000)      VALUE+
                                                  --------- ------------
        SECURITIES LENDING COLLATERAL -- (32.7%)
        (S)@DFA Short Term Investment Fund....... 3,975,508 $ 45,996,622
                                                            ------------
        TOTAL INVESTMENTS -- (100.0%)
          (Cost $129,847,146)^^..................           $140,613,652
                                                            ============

                                     1597

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ----------- ----------- ------- ------------
  Common Stocks
     Consumer Discretionary..... $21,847,353          --    --   $ 21,847,353
     Consumer Staples...........   4,894,672          --    --      4,894,672
     Energy.....................   3,312,861          --    --      3,312,861
     Financials.................   7,083,116          --    --      7,083,116
     Health Care................  11,795,704          --    --     11,795,704
     Industrials................  21,267,531          --    --     21,267,531
     Information Technology.....  17,756,444          --    --     17,756,444
     Materials..................   4,980,775          --    --      4,980,775
     Telecommunication Services.     728,450          --    --        728,450
  Temporary Cash Investments....     950,124          --    --        950,124
  Securities Lending Collateral.          -- $45,996,622    --     45,996,622
                                 ----------- -----------  ----   ------------
  TOTAL......................... $94,617,030 $45,996,622    --   $140,613,652
                                 =========== ===========  ====   ============

                                     1598

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES  VALUE++
                                                           ------ ----------
COMMON STOCKS -- (94.0%)
AUSTRALIA -- (6.4%)
   #ALS Ltd/Queensland....................................  1,996 $   15,213
    Amcor, Ltd............................................  8,049     76,494
    Aristocrat Leisure, Ltd...............................  7,943     30,988
   #BHP Billiton, Ltd. Sponsored ADR......................  8,394    526,556
    Brambles, Ltd......................................... 20,581    167,802
    carsales.com, Ltd.....................................  2,397     21,429
    Coca-Cola Amatil, Ltd.................................  3,401     39,255
   #Cochlear, Ltd.........................................    304     16,681
    Computershare, Ltd....................................  2,362     20,766
    CSL, Ltd..............................................  2,806    166,520
   #Flight Centre, Ltd....................................    635     25,890
   #Fortescue Metals Group, Ltd...........................  7,604     24,965
    Iluka Resources, Ltd..................................  7,906     78,176
    Insurance Australia Group, Ltd........................ 27,850    145,393
    James Hardie Industries P.L.C.........................  4,388     36,449
   #Leighton Holdings, Ltd................................  2,037     30,223
   #Monadelphous Group, Ltd...............................    597      8,825
    Orica, Ltd............................................  1,952     31,714
   #Platinum Asset Management, Ltd........................  4,203     23,891
    Ramsay Health Care, Ltd...............................    596     19,718
    REA Group, Ltd........................................    491     14,463
   #Seek, Ltd.............................................  1,734     14,694
    Telstra Corp., Ltd.................................... 22,079     98,929
    Woolworths, Ltd.......................................  7,039    210,793
    WorleyParsons, Ltd....................................  1,673     33,100
                                                                  ----------
TOTAL AUSTRALIA...........................................         1,878,927
                                                                  ----------
AUSTRIA -- (0.2%)
    Andritz AG............................................    165      8,917
    OMV AG................................................    836     36,984
                                                                  ----------
TOTAL AUSTRIA.............................................            45,901
                                                                  ----------
CANADA -- (9.1%)
    Agrium, Inc...........................................    500     42,420
    Alamos Gold, Inc......................................    400      5,892
    Alimentation Couche Tard, Inc. Class B................    800     49,031
    Baytex Energy Corp....................................    761     30,904
    BCE, Inc..............................................    900     37,285
    Bombardier, Inc. Class B.............................. 11,200     54,086
    CAE, Inc..............................................  2,000     22,783
    Canadian Imperial Bank of Commerce....................  1,001     75,956
    Canadian National Railway Co..........................  2,342    233,872
    Canadian Oil Sands, Ltd...............................  5,800    112,601
    Canadian Pacific Railway, Ltd.........................    600     73,728
    Cenovus Energy, Inc...................................  2,102     62,219
    CI Financial Corp.....................................  1,000     30,211
    Constellation Software, Inc...........................    100     14,591
    Dollarama, Inc........................................    300     21,652
    Encana Corp...........................................  2,007     35,163
    Finning International, Inc............................  2,600     55,944
    IGM Financial, Inc....................................  1,000     47,522

                                     1599

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED



                                                           SHARES  VALUE++
                                                           ------ ----------
CANADA -- (Continued)
    Imperial Oil, Ltd..................................... 1,502  $   64,496
    Keyera Corp...........................................   500      27,972
    MacDonald Dettwiler & Associates, Ltd.................   300      22,435
   #Manitoba Telecom Services, Inc........................   900      29,942
    Methanex Corp.........................................   603      28,841
    Metro, Inc............................................   700      50,208
    National Bank of Canada...............................   400      30,770
    Onex Corp.............................................   700      33,327
    Open Text Corp........................................   200      14,106
    Pacific Rubiales Energy Corp.......................... 2,500      48,608
   #Potash Corp. of Saskatchewan, Inc..................... 3,204      92,916
    Rogers Communications, Inc. Class B................... 2,002      79,960
    Royal Bank of Canada.................................. 5,399     336,412
    Saputo, Inc...........................................   800      37,013
    Shaw Communications, Inc. Class B..................... 3,500      86,940
    Shoppers Drug Mart Corp............................... 1,900     113,082
    SNC-Lavalin Group, Inc................................   300      12,472
   *TELUS Corp............................................ 1,002      30,671
    Tim Hortons, Inc...................................... 2,000     115,660
    Trilogy Energy Corp...................................   200       5,659
   *Valeant Pharmaceuticals International, Inc............ 4,010     375,336
    Vermilion Energy, Inc.................................   700      37,546
                                                                  ----------
TOTAL CANADA..............................................         2,680,232
                                                                  ----------
FINLAND -- (0.6%)
    Elisa Oyj.............................................   737      15,870
    Kone Oyj Class B...................................... 1,018      75,819
    Metso Oyj.............................................   569      20,046
    Nokian Renkaat Oyj....................................   333      14,790
    Orion Oyj Class B.....................................   507      12,410
    Wartsila Oyj Abp......................................   636      28,832
                                                                  ----------
TOTAL FINLAND.............................................           167,767
                                                                  ----------
FRANCE -- (8.5%)
    Accor SA.............................................. 1,997      75,274
    Aeroports de Paris....................................    65       6,716
    Air Liquide SA........................................ 1,311     174,037
    Alstom SA............................................. 3,082     104,289
    Arkema SA.............................................   866      86,788
    AtoS..................................................   740      55,667
    Bureau Veritas SA..................................... 2,430      72,133
    Carrefour SA.......................................... 7,913     242,434
    Christian Dior SA.....................................   255      45,187
    Danone SA............................................. 1,683     133,286
    Dassault Systemes SA..................................    90      11,831
    Essilor International SA.............................. 1,167     130,607
    European Aeronautic Defence and Space Co. NV.......... 2,307     138,154
    Eutelsat Communications SA............................ 1,428      39,912
    Hermes International..................................    22       7,475
    Iliad SA..............................................   229      54,028
    Imerys SA.............................................   156      10,314
    JCDecaux SA...........................................   274       8,776

                                     1600

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
FRANCE -- (Continued)
    L'Oreal SA............................................    346 $   58,001
    Legrand SA............................................  1,079     55,910
    LVMH Moet Hennessy Louis Vuitton SA...................  1,157    210,608
    Pernod-Ricard SA......................................    276     32,931
    Publicis Groupe SA....................................    915     73,818
    Safran SA.............................................  2,076    121,912
    Schneider Electric SA.................................    682     54,329
    SEB SA................................................    146     12,144
    SES SA................................................  2,713     79,854
    Societe BIC SA........................................    306     33,991
    Sodexo................................................    906     82,744
    Technip SA............................................    538     59,362
    Valeo SA..............................................  1,389    109,980
    Vinci SA..............................................  1,239     67,019
    Zodiac Aerospace......................................    293     42,568
                                                                  ----------
TOTAL FRANCE..............................................         2,492,079
                                                                  ----------
GERMANY -- (7.9%)
    BASF SE...............................................  4,145    367,365
    Bayer AG..............................................  4,027    468,078
    Beiersdorf AG.........................................    377     34,863
    Brenntag AG...........................................    189     31,106
    Deutsche Boerse AG....................................  1,952    138,289
    Deutsche Post AG......................................  3,503     97,958
    Fielmann AG...........................................    205     21,377
    Fresenius SE & Co. KGaA...............................  1,225    154,212
    Henkel AG & Co. KGaA..................................    186     15,414
    Hugo Boss AG..........................................    188     21,828
    Lanxess AG............................................    830     51,953
    MAN SE................................................    137     15,618
    MTU Aero Engines Holding AG...........................    713     64,774
   *Osram Licht AG........................................    428     16,691
    SAP AG................................................  1,897    138,996
    SAP AG Sponsored ADR..................................    425     30,978
    Siemens AG............................................  4,282    470,297
   #Suedzucker AG.........................................    542     17,705
    Symrise AG............................................    925     39,948
   *ThyssenKrupp AG.......................................  4,984    108,276
    United Internet AG....................................    735     24,008
                                                                  ----------
TOTAL GERMANY.............................................         2,329,734
                                                                  ----------
HONG KONG -- (3.3%)
    AAC Technologies Holdings, Inc........................  8,000     37,225
    AIA Group, Ltd........................................ 39,400    186,493
    ASM Pacific Technology, Ltd...........................  2,200     23,891
    BOC Hong Kong Holdings, Ltd........................... 14,000     43,922
   *Galaxy Entertainment Group, Ltd....................... 24,000    125,857
    Hang Seng Bank, Ltd...................................  3,200     48,904
   #Hong Kong Exchanges and Clearing, Ltd.................  7,100    110,225
    MGM China Holdings, Ltd............................... 12,400     35,971
    PCCW, Ltd............................................. 98,000     44,347
    Prada SpA.............................................  1,700     15,851

                                     1601

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
HONG KONG -- (Continued)
    Samsonite International SA............................ 10,200 $ 27,917
    Sands China, Ltd...................................... 12,400   67,099
    SJM Holdings, Ltd..................................... 22,000   55,312
    Techtronic Industries Co.............................. 10,500   25,621
    Television Broadcasts, Ltd............................  3,500   23,678
    VTech Holdings, Ltd...................................  1,600   24,533
    Wynn Macau, Ltd....................................... 20,400   57,529
                                                                  --------
TOTAL HONG KONG...........................................         954,375
                                                                  --------
IRELAND -- (0.2%)
    Dragon Oil P.L.C......................................    346    3,251
    Kerry Group P.L.C. Class A............................    509   31,273
    Paddy Power P.L.C.....................................    156   12,633
                                                                  --------
TOTAL IRELAND.............................................          47,157
                                                                  --------
ISRAEL -- (0.5%)
    Bezeq The Israeli Telecommunication Corp., Ltd........ 67,434  108,928
    Delek Group, Ltd......................................     28    7,863
    Israel Chemicals, Ltd.................................  3,113   24,824
                                                                  --------
TOTAL ISRAEL..............................................         141,615
                                                                  --------
ITALY -- (1.9%)
    Assicurazioni Generali SpA............................  2,988   59,108
    Atlantia SpA..........................................  3,331   63,415
    Enel Green Power SpA.................................. 13,327   29,665
    Eni SpA Sponsored ADR.................................  3,010  132,891
    Fiat Industrial SpA...................................  8,616  106,375
   *Fiat SpA..............................................  4,176   33,297
    Lottomatica Group SpA.................................    432   11,992
    Luxottica Group SpA...................................    480   25,430
    Pirelli & C. SpA......................................  2,356   30,939
    Prysmian SpA..........................................    723   14,699
    Saipem SpA............................................    718   15,306
    Tenaris SA............................................  1,359   30,320
                                                                  --------
TOTAL ITALY...............................................         553,437
                                                                  --------
JAPAN -- (19.4%)
    ABC-Mart, Inc.........................................    600   27,059
    Air Water, Inc........................................  1,000   14,651
    Anritsu Corp..........................................  1,000   12,547
    Asahi Group Holdings, Ltd.............................  1,100   28,020
    Astellas Pharma, Inc..................................  1,300   69,528
    Benesse Holdings, Inc.................................    300   10,346
    Bridgestone Corp......................................  2,200   77,895
    Calbee, Inc...........................................    200   19,247
    Canon, Inc............................................  3,900  120,292
    Cosmos Pharmaceutical Corp............................    200   21,234
    Dai-ichi Life Insurance Co., Ltd. (The)...............     39   53,087
    Daihatsu Motor Co., Ltd...............................  3,000   65,941
    Daiichikosho Co., Ltd.................................    500   13,977
   #Daikin Industries, Ltd................................    500   20,773
    Daikyo, Inc...........................................  6,000   18,021

                                     1602

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Dainippon Sumitomo Pharma Co., Ltd....................  1,000 $ 13,263
    Daito Trust Construction Co., Ltd.....................  1,000   91,374
    Daiwa House Industry Co., Ltd.........................  1,000   18,366
   #Dena Co., Ltd.........................................  1,300   24,667
    Denso Corp............................................  1,000   45,392
    DIC Corp..............................................  1,000    2,606
    Don Quijote Co., Ltd..................................    500   26,152
    Dowa Holdings Co., Ltd................................  3,000   27,395
    Eisai Co., Ltd........................................    900   38,042
    FamilyMart Co., Ltd...................................    400   17,650
    FANUC Corp............................................    500   75,706
    Fast Retailing Co., Ltd...............................    400  136,613
    Fuji Heavy Industries, Ltd............................  4,000   98,486
  #*Gree, Inc.............................................  2,800   22,689
    GS Yuasa Corp.........................................  3,000   13,214
  #*GungHo Online Entertainment, Inc......................     60   48,848
   *Haseko Corp........................................... 17,500   21,728
    Hino Motors, Ltd......................................  3,000   45,974
    Hisamitsu Pharmaceutical Co., Inc.....................    300   16,515
    Hitachi, Ltd.......................................... 21,000  140,682
    Honda Motor Co., Ltd..................................  2,900  107,419
    Hoya Corp.............................................  2,300   49,569
    IHI Corp.............................................. 21,000   88,339
    Isuzu Motors, Ltd.....................................  7,000   49,633
    Ito En, Ltd...........................................    600   14,058
    Izumi Co., Ltd........................................    900   27,147
    Japan Exchange Group, Inc.............................    200   18,804
    Japan Steel Works, Ltd. (The).........................  2,000   11,218
    Japan Tobacco, Inc....................................  7,700  268,813
    JGC Corp..............................................  3,000  105,743
   #Kakaku.com, Inc.......................................    600   20,768
    Kao Corp..............................................  3,600  115,280
    Kawasaki Heavy Industries, Ltd........................ 15,000   54,791
    Koito Manufacturing Co., Ltd..........................  1,000   19,282
    Komatsu, Ltd..........................................  3,200   71,243
   #Konami Corp...........................................    500   11,065
    Kubota Corp...........................................  2,000   29,115
    Kuraray Co., Ltd......................................  1,300   17,730
    Kurita Water Industries, Ltd..........................    500   10,196
    Lawson, Inc...........................................    800   62,690
    M3, Inc...............................................      9   24,772
    Marubeni Corp.........................................  3,000   20,828
   *Mazda Motor Corp......................................  4,000   16,666
    McDonald's Holdings Co. Japan, Ltd....................    700   19,429
    Miraca Holdings, Inc..................................    400   19,290
    MISUMI Group, Inc.....................................    100    2,718
    Mitsubishi Electric Corp..............................  6,000   58,184
    Nabtesco Corp.........................................  1,200   25,125
    Namco Bandai Holdings, Inc............................  1,400   22,649
    Nichirei Corp.........................................  2,000    9,622
   #Nidec Corp............................................    600   49,276
    Nihon Kohden Corp.....................................    400   16,807
    Nikon Corp............................................    400    8,350

                                     1603

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Nippon Kayaku Co., Ltd................................  1,000 $ 12,891
    Nippon Paint Co., Ltd.................................  1,000   12,726
    Nissan Chemical Industries, Ltd.......................    900   12,449
    Nissan Motor Co., Ltd.................................  8,700   90,847
    Nitori Holdings Co., Ltd..............................    400   34,126
    Nitto Denko Corp......................................    800   45,066
    Nomura Research Institute, Ltd........................    700   22,910
    NSK, Ltd..............................................  3,000   28,047
    NTT Data Corp.........................................      5   17,918
   *Olympus Corp..........................................  2,400   73,353
    Oracle Corp. Japan....................................    300   11,686
    Oriental Land Co., Ltd................................    200   32,543
    Otsuka Corp...........................................    200   22,580
   #Park24 Co., Ltd.......................................  1,400   25,773
    Rakuten, Inc..........................................  5,500   74,153
    Rinnai Corp...........................................    200   14,643
    Ryohin Keikaku Co., Ltd...............................    300   26,284
    Sanrio Co., Ltd.......................................    400   19,485
    Santen Pharmaceutical Co., Ltd........................    500   21,783
    Sawai Pharmaceutical Co., Ltd.........................    200   24,219
    Secom Co., Ltd........................................    300   16,512
    Sega Sammy Holdings, Inc..............................  1,300   30,224
    Sekisui Chemical Co., Ltd.............................  4,000   40,098
    Seven & I Holdings Co., Ltd...........................  1,200   45,206
    Shimamura Co., Ltd....................................    300   34,395
    Shimano, Inc..........................................    800   72,117
    Shionogi & Co., Ltd...................................  1,100   22,314
    Shiseido Co., Ltd.....................................  2,100   32,265
   #Softbank Corp.........................................  7,400  469,725
    Sugi Holdings Co., Ltd................................    300   11,647
    Sumco Corp............................................  1,200   10,581
    Sumitomo Realty & Development Co., Ltd................  2,000   83,562
    Sumitomo Rubber Industries, Ltd.......................  1,500   24,961
    Sundrug Co., Ltd......................................    900   38,695
   #Suzuki Motor Corp.....................................    700   16,737
   #Sysmex Corp...........................................    600   38,694
   #Taiheiyo Cement Corp.................................. 29,000   97,468
    Terumo Corp...........................................    800   40,450
    Tokyu Land Corp.......................................  7,000   66,633
    Toray Industries, Inc.................................  4,000   25,465
    Toshiba Corp.......................................... 22,000   95,164
    TOTO, Ltd.............................................  2,000   20,389
    Toyo Suisan Kaisha, Ltd...............................  1,000   31,264
    Toyota Motor Corp. Sponsored ADR......................  3,583  436,768
    Toyota Tsusho Corp....................................    600   15,911
    Trend Micro, Inc......................................    900   29,888
    TS Tech Co., Ltd......................................    700   22,951
    Tsumura & Co..........................................    400   11,394
    Tsuruha Holdings, Inc.................................    300   27,589
    Unicharm Corp.........................................    700   37,265
    United Arrows, Ltd....................................    400   18,083
    USS Co., Ltd..........................................    100   11,947
    Wacom Co., Ltd........................................  2,700   21,752

                                     1604

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
JAPAN -- (Continued)
    Yahoo Japan Corp......................................     95 $   50,487
    Yamato Holdings Co., Ltd..............................  1,100     24,115
    Yokogawa Electric Corp................................  2,300     29,749
    Yokohama Rubber Co., Ltd. (The).......................  2,000     19,688
                                                                  ----------
TOTAL JAPAN...............................................         5,690,234
                                                                  ----------
NETHERLANDS -- (2.7%)
    ASML Holding NV.......................................    712     64,137
   *DE Master Blenders 1753 NV............................  3,292     54,354
   #Fugro NV..............................................    133      8,112
   #Gemalto NV............................................    110     11,520
    Heineken NV...........................................    557     39,125
    Koninklijke Ahold NV..................................    688     11,335
    Koninklijke Boskalis Westminster NV...................    141      5,306
   *Koninklijke KPN NV.................................... 33,578     88,423
   #Koninklijke Vopak NV..................................    595     34,274
    Reed Elsevier NV......................................  8,318    159,350
    Unilever NV...........................................  5,526    221,711
    Wolters Kluwer NV.....................................  2,553     61,670
    Ziggo NV..............................................    916     36,457
                                                                  ----------
TOTAL NETHERLANDS.........................................           795,774
                                                                  ----------
NORWAY -- (0.8%)
    Aker Solutions ASA....................................  1,140     17,179
    Fred Olsen Energy ASA.................................    225     10,856
    Petroleum Geo-Services ASA............................  1,200     16,127
    Prosafe SE............................................  1,899     19,035
    Schibsted ASA.........................................    219     11,155
    Seadrill, Ltd.........................................    275     11,737
    Telenor ASA...........................................  4,465     98,885
    TGS Nopec Geophysical Co. ASA.........................  1,194     38,296
                                                                  ----------
TOTAL NORWAY..............................................           223,270
                                                                  ----------
SINGAPORE -- (1.0%)
    Great Eastern Holdings, Ltd...........................  1,000     13,608
    Jardine Cycle & Carriage, Ltd.........................  1,000     31,672
    Keppel Corp., Ltd.....................................  5,000     40,699
    SembCorp Industries, Ltd.............................. 10,000     39,922
    SembCorp Marine, Ltd..................................  4,000     14,302
    Singapore Exchange, Ltd...............................  6,000     35,974
   #Singapore Press Holdings, Ltd.........................  4,000     13,807
    Singapore Technologies Engineering, Ltd............... 11,000     37,042
    Singapore Telecommunications, Ltd..................... 18,000     55,583
    StarHub, Ltd..........................................  5,000     17,307
                                                                  ----------
TOTAL SINGAPORE...........................................           299,916
                                                                  ----------
SPAIN -- (3.1%)
    Abertis Infraestructuras SA...........................  4,589     85,213
    ACS Actividades de Construccion y Servicios SA........  1,953     56,230
    Amadeus IT Holding SA Class A.........................  2,898     99,669
    Distribuidora Internacional de Alimentacion SA........  6,800     56,271
    Enagas SA.............................................    627     15,494

                                     1605

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SPAIN -- (Continued)
    Ferrovial SA..........................................  1,412 $   24,089
    Gas Natural SDG SA....................................  1,226     24,961
    Grifols SA............................................    312     13,177
    Inditex SA............................................    431     57,532
    Red Electrica Corp. SA................................    379     21,134
   *Telefonica SA......................................... 30,858    441,028
    Zardoya Otis SA.......................................  1,677     24,434
                                                                  ----------
TOTAL SPAIN...............................................           919,232
                                                                  ----------
SWEDEN -- (2.9%)
    Alfa Laval AB.........................................    730     16,566
    Atlas Copco AB Class A................................  2,843     74,162
    Atlas Copco AB Class B................................  1,182     27,690
    Electrolux AB Series B................................  2,512     73,244
   #Elekta AB Class B.....................................    745     12,758
    Getinge AB Class B....................................    809     29,917
    Hennes & Mauritz AB Class B...........................  4,619    172,619
   *Lundin Petroleum AB...................................  1,583     34,764
    Millicom International Cellular SA....................    906     72,550
    Sandvik AB............................................ 11,299    143,031
    Scania AB Class B.....................................  1,351     28,186
    Securitas AB Class B..................................  1,352     13,178
    SKF AB Class B........................................  2,228     61,838
    Tele2 AB Class B......................................  2,247     28,802
    Volvo AB Class A......................................    924     13,572
    Volvo AB Class B......................................  3,254     47,935
                                                                  ----------
TOTAL SWEDEN..............................................           850,812
                                                                  ----------
SWITZERLAND -- (6.1%)
    ABB, Ltd..............................................    424      9,348
    Actelion, Ltd.........................................  1,159     77,023
    Cie Financiere Richemont SA Class A...................  4,142    405,181
   *Dufry AG..............................................    138     18,059
   #Galenica AG...........................................     31     23,786
    Geberit AG............................................    279     74,851
    Kuehne + Nagel International AG.......................    391     47,320
    Partners Group Holding AG.............................    145     38,397
    Roche Holding AG (7108918)............................     97     24,009
    Roche Holding AG (7110388)............................  2,313    569,204
    Schindler Holding AG..................................     51      7,111
    SGS SA................................................     42     95,063
    Swisscom AG...........................................    342    152,888
    Syngenta AG...........................................    626    247,528
                                                                  ----------
TOTAL SWITZERLAND.........................................         1,789,768
                                                                  ----------
UNITED KINGDOM -- (19.4%)
    Aberdeen Asset Management P.L.C.......................  4,583     26,824
    Admiral Group P.L.C...................................  1,865     39,821
    Aggreko P.L.C.........................................  2,901     78,644
    AMEC P.L.C............................................  1,528     25,033
    Antofagasta P.L.C.....................................  4,259     57,133
    Ashtead Group P.L.C...................................  1,165     12,498

                                     1606

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
UNITED KINGDOM -- (Continued)
    AstraZeneca P.L.C. Sponsored ADR......................  6,533 $331,354
    Babcock International Group P.L.C.....................  1,821   32,588
    BAE Systems P.L.C.....................................  7,029   47,669
   #BHP Billiton P.L.C. ADR...............................  3,661  209,190
   #British American Tobacco P.L.C. Sponsored ADR.........  4,602  490,113
    British Sky Broadcasting Group P.L.C.................. 12,605  158,794
    BT Group P.L.C........................................ 53,311  275,841
    BT Group P.L.C. Sponsored ADR.........................  3,826  197,881
    Bunzl P.L.C...........................................  2,373   50,937
    Burberry Group P.L.C..................................  2,773   64,641
    Capita P.L.C..........................................  7,668  121,815
    Compass Group P.L.C................................... 10,381  141,927
    Croda International P.L.C.............................  1,333   50,912
    Diageo P.L.C. Sponsored ADR...........................  2,130  266,953
    Experian P.L.C........................................  3,788   71,029
    Fresnillo P.L.C.......................................    624    9,799
    G4S P.L.C............................................. 12,273   42,234
    GKN P.L.C.............................................  9,931   52,816
    GlaxoSmithKline P.L.C. Sponsored ADR.................. 13,195  672,417
    Hargreaves Lansdown P.L.C.............................  2,453   36,589
    IMI P.L.C.............................................  3,819   79,767
    Imperial Tobacco Group P.L.C.......................... 11,879  398,718
    InterContinental Hotels Group P.L.C...................  2,769   80,350
    Intertek Group P.L.C..................................    765   35,220
    ITV P.L.C.............................................  6,934   17,834
    Johnson Matthey P.L.C.................................  1,346   58,078
    London Stock Exchange Group P.L.C.....................  1,509   36,008
    Marks & Spencer Group P.L.C........................... 13,124   95,967
    Next P.L.C............................................  1,692  128,423
    Petrofac, Ltd.........................................    903   18,017
    Reckitt Benckiser Group P.L.C.........................  1,798  128,001
    Reed Elsevier P.L.C................................... 14,547  188,294
    Rio Tinto P.L.C. Sponsored ADR........................  4,389  197,461
    Sage Group P.L.C. (The)...............................  1,866    9,947
    Shire P.L.C. ADR......................................  1,125  123,019
    Smith & Nephew P.L.C..................................  4,110   48,969
    Smiths Group P.L.C....................................  4,249   89,369
    Tate & Lyle P.L.C.....................................  3,244   41,440
    TUI Travel P.L.C......................................  4,483   26,037
    Unilever P.L.C. Sponsored ADR.........................  4,573  185,801
    Weir Group P.L.C. (The)...............................    962   31,473
    Whitbread P.L.C.......................................  1,059   52,083

                                     1607

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
UNITED KINGDOM -- (Continued)
    William Hill P.L.C....................................   6,185 $    45,765
                                                                   -----------
TOTAL UNITED KINGDOM......................................           5,681,493
                                                                   -----------
TOTAL COMMON STOCKS.......................................          27,541,723
                                                                   -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *ALS Ltd/Queensland Rights 08/12/13....................     165         102
                                                                   -----------
SPAIN -- (0.0%)
   *Zardoya Otis SA Rights 08/05/13.......................   1,677         977
                                                                   -----------
TOTAL RIGHTS/WARRANTS.....................................               1,079
                                                                   -----------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)    VALUE+
                                                           ------- -----------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@DFA Short Term Investment Fund........................  86,430   1,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.10%, 08/01/13 (Collateralized by $1,191,669 FNMA,
     rates ranging from 4.500% to 6.000%, maturities
     ranging from 01/01/40 to 05/01/42, valued at
     $764,622) to be repurchased at $749,631.............. $   750     749,629
                                                                   -----------
TOTAL SECURITIES LENDING COLLATERAL.......................           1,749,629
                                                                   -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $27,864,868)^^....................................         $29,292,431
                                                                   ===========

                                     1608

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------
                                                            LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                           ---------- ----------- ------- -----------
Common Stocks
    Australia............................................. $  526,556 $ 1,352,371   --    $ 1,878,927
    Austria...............................................         --      45,901   --         45,901
    Canada................................................  2,680,232          --   --      2,680,232
    Finland...............................................         --     167,767   --        167,767
    France................................................         --   2,492,079   --      2,492,079
    Germany...............................................     47,669   2,282,065   --      2,329,734
    Hong Kong.............................................         --     954,375   --        954,375
    Ireland...............................................         --      47,157   --         47,157
    Israel................................................         --     141,615   --        141,615
    Italy.................................................    132,891     420,546   --        553,437
    Japan.................................................    436,768   5,253,466   --      5,690,234
    Netherlands...........................................         --     795,774   --        795,774
    Norway................................................     11,737     211,533   --        223,270
    Singapore.............................................         --     299,916   --        299,916
    Spain.................................................         --     919,232   --        919,232
    Sweden................................................         --     850,812   --        850,812
    Switzerland...........................................         --   1,789,768   --      1,789,768
    United Kingdom........................................  2,674,189   3,007,304   --      5,681,493
Rights/Warrants
    Australia.............................................         --         102   --            102
    Spain.................................................         --         977   --            977
Securities Lending Collateral.............................         --   1,749,629   --      1,749,629
                                                           ---------- -----------   --    -----------
TOTAL..................................................... $6,510,042 $22,782,389   --    $29,292,431
                                                           ========== ===========   ==    ===========


                                     1609

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES VALUE++
                                                           ------ --------
COMMON STOCKS -- (90.5%)
AUSTRALIA -- (5.2%)
    Adelaide Brighton, Ltd................................ 26,369 $ 77,707
   #Ainsworth Game Technology, Ltd........................  3,531   11,419
    Amcom Telecommunications, Ltd.........................  6,962   11,626
    AP Eagers, Ltd........................................  2,495   10,022
   #ARB Corp., Ltd........................................  1,722   20,921
    Aristocrat Leisure, Ltd............................... 14,311   55,831
  #*Aurora Oil & Gas, Ltd................................. 27,304   79,184
   #Austin Engineering, Ltd...............................  2,240    8,316
   #Automotive Holdings Group, Ltd........................  9,142   31,154
    BC Iron, Ltd..........................................  1,069    3,546
    Blackmores, Ltd.......................................     58    1,362
   #Breville Group, Ltd...................................  2,014   13,649
    carsales.com, Ltd..................................... 10,827   96,791
   #Cash Converters International, Ltd....................  8,625    9,148
    Cedar Woods Properties, Ltd...........................  2,176   11,122
   #David Jones, Ltd...................................... 17,253   41,848
   #Decmil Group, Ltd.....................................  4,061    7,662
   #Domino's Pizza Enterprises, Ltd.......................  1,684   17,577
    DuluxGroup, Ltd....................................... 28,430  113,954
   #Fleetwood Corp., Ltd..................................  1,564    5,595
   #Forge Group, Ltd......................................  2,073    8,212
   #GUD Holdings, Ltd.....................................  2,900   16,703
   #GWA Group, Ltd........................................  4,149    9,170
    iiNET, Ltd............................................ 10,405   56,740
    Imdex, Ltd............................................  6,188    4,224
    Invocare, Ltd.........................................  5,369   56,162
    IOOF Holdings, Ltd....................................  1,420   10,567
   #Iress, Ltd............................................  8,300   61,740
   #JB Hi-Fi, Ltd.........................................  7,512  125,415
   #M2 Telecommunications Group, Ltd......................  6,615   37,210
   #McMillan Shakespeare, Ltd.............................  2,990   21,836
   #Medusa Mining, Ltd....................................  4,922   10,235
    Mermaid Marine Australia, Ltd......................... 14,903   52,584
    Miclyn Express Offshore, Ltd..........................  3,962    6,909
   #Mineral Resources, Ltd................................  7,430   63,413
   #Monadelphous Group, Ltd...............................  5,353   79,134
   #Myer Holdings, Ltd.................................... 28,474   68,573
   #Navitas, Ltd..........................................  8,081   43,583
    NIB Holdings, Ltd..................................... 26,264   52,652
   #Northern Star Resources, Ltd..........................  8,098    6,312
   #Perpetual, Ltd........................................  1,800   64,803
   *Perseus Mining, Ltd...................................  9,528    5,026
   #Reckon, Ltd...........................................    656    1,459
  #*Regis Resources, Ltd.................................. 19,440   61,937
    Reject Shop, Ltd. (The)...............................  1,182   17,391
    Resolute Mining, Ltd.................................. 19,709   14,448
    Retail Food Group, Ltd................................  2,323    8,765
   #SAI Global, Ltd.......................................  9,845   33,538
   *Silver Lake Resources, Ltd............................ 13,059    9,516
    Sirtex Medical, Ltd...................................    862    9,657
   #SMS Management & Technology, Ltd......................  2,109   10,039

                                     1610

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
AUSTRALIA -- (Continued)
  #*Sundance Energy Australia, Ltd........................ 13,786 $   13,000
    Technology One, Ltd...................................    860      1,607
   #Tox Free Solutions, Ltd...............................  3,606     10,570
    Troy Resources, Ltd...................................  2,572      3,273
   #Webjet, Ltd...........................................  2,304      9,624
    Western Areas, Ltd....................................  3,175      8,846
   #Wotif.com Holdings, Ltd...............................  2,322     10,331
                                                                  ----------
TOTAL AUSTRALIA...........................................         1,713,638
                                                                  ----------
AUSTRIA -- (0.9%)
    Lenzing AG............................................    357     27,093
    Oesterreichische Post AG..............................  1,860     79,269
    RHI AG................................................  1,201     37,777
    Schoeller-Bleckmann Oilfield Equipment AG.............    592     69,789
    Telekom Austria AG.................................... 14,045     97,568
                                                                  ----------
TOTAL AUSTRIA.............................................           311,496
                                                                  ----------
BELGIUM -- (0.8%)
    Arseus NV.............................................  1,158     30,266
    Barco NV..............................................    785     58,769
    D'ieteren SA..........................................    541     24,548
    Econocom Group........................................  2,127     16,982
    EVS Broadcast Equipment SA............................    637     46,046
    Exmar NV..............................................  1,163     13,409
    Kinepolis Group NV....................................     86     11,554
    Melexis NV............................................    376      8,837
    Mobistar SA...........................................  1,121     15,986
    Sipef SA..............................................     94      6,388
    Tessenderlo Chemie NV.................................    979     26,524
    Van de Velde NV.......................................    222     10,504
                                                                  ----------
TOTAL BELGIUM.............................................           269,813
                                                                  ----------
CANADA -- (8.4%)
   #AG Growth International, Inc..........................    400     14,483
    Alamos Gold, Inc......................................  6,000     88,385
  #*Argonaut Gold Inc.....................................  5,500     36,467
    AutoCanada, Inc.......................................    500     13,918
   *Avigilon Corp.........................................  1,500     27,018
   *B2Gold Corp........................................... 26,300     76,818
   #Badger Daylighting, Ltd...............................    500     23,888
   *Bauer Performance Sports, Ltd.........................    600      6,572
   *Bellatrix Exploration, Ltd............................  4,000     26,288
   #Bird Construction, Inc................................  1,200     14,593
   #Black Diamond Group, Ltd..............................  1,700     40,683
    BMTC Group, Inc. Class A..............................    100      1,321
    Bonterra Energy Corp..................................  1,000     47,882
    Calfrac Well Services, Ltd............................  2,319     76,879
   #Canadian Energy Services & Technology Corp............  1,600     28,990
   #Canexus Corp..........................................  8,500     70,592
    Canfor Pulp Products, Inc.............................    800      7,119
    Canyon Services Group, Inc............................  1,500     18,387
    CCL Industries, Inc. Class B..........................  1,100     74,529

                                     1611

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
   #Cineplex, Inc.........................................   824  $ 29,796
   #CML HealthCare, Inc................................... 2,700    27,970
    Computer Modelling Group, Ltd......................... 1,100    27,513
  #*Copper Mountain Mining Corp........................... 3,000     4,586
   #Corus Entertainment, Inc. Class B..................... 4,100    99,197
    Davis + Henderson Corp................................ 2,900    70,333
   *DeeThree Exploration, Ltd............................. 2,100    16,275
   #DirectCash Payments, Inc..............................   200     4,582
   *Dominion Diamond Corp................................. 2,129    30,118
   *Endeavour Silver Corp................................. 3,000    11,917
    Enghouse Systems, Ltd.................................   907    23,119
    Evertz Technologies, Ltd..............................   300     4,358
   #Extendicare Inc....................................... 2,600    17,365
   *First Majestic Silver Corp............................ 5,600    73,115
    FirstService Corp..................................... 1,300    48,362
   *Fortuna Silver Mines, Inc............................. 3,800    13,282
    Gluskin Sheff + Associates, Inc.......................   400     8,665
   *Great Canadian Gaming Corp............................ 1,200    11,321
    Horizon North Logistics, Inc.......................... 2,200    14,480
   *Imax Corp............................................. 2,800    70,470
   *Imperial Metals Corp.................................. 1,400    13,903
    Innergex Renewable Energy, Inc........................ 1,200    10,129
    Intertape Polymer Group, Inc.......................... 2,900    34,051
    MacDonald Dettwiler & Associates, Ltd................. 1,000    74,783
    Maple Leaf Foods, Inc................................. 5,380    75,166
    Martinrea International, Inc.......................... 2,985    34,875
   #Medical Facilities Corp...............................   400     5,978
   #Mullen Group, Ltd..................................... 4,354   108,394
    Norbord, Inc.......................................... 1,330    42,020
    Nordion, Inc.......................................... 1,600    11,668
    North West Co., Inc. (The)............................ 2,094    48,604
   #Northland Power, Inc.................................. 5,600    92,034
   #Parkland Fuel Corp.................................... 3,200    53,463
   #Pason Systems, Inc.................................... 3,660    69,380
   #Premium Brands Holdings Corp..........................   600    11,187
    Richelieu Hardware, Ltd...............................   600    25,265
   #Ritchie Bros Auctioneers, Inc......................... 4,500    86,749
   *RMP Energy, Inc....................................... 5,800    25,242
   #Rogers Sugar, Inc..................................... 1,500     8,836
   #Russel Metals, Inc.................................... 3,100    77,236
    Secure Energy Services, Inc........................... 5,100    69,715
    Stantec, Inc.......................................... 2,000    92,493
    Stella-Jones, Inc.....................................   300    28,995
   #Student Transportation, Inc........................... 1,400     9,242
   #Superior Plus Corp.................................... 6,038    71,250
    Toromont Industries, Ltd.............................. 4,070    92,408
    TransForce, Inc....................................... 3,200    66,144
   *TransGlobe Energy Corp................................ 2,300    15,339
    Vicwest, Inc..........................................   400     4,576
   #Wajax Corp............................................   600    19,996
    Westshore Terminals Investment Corp................... 1,700    47,403
    Whitecap Resources, Inc............................... 1,951    20,971

                                     1612

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
CANADA -- (Continued)
    Winpak, Ltd...........................................   500  $    9,298
                                                                  ----------
TOTAL CANADA..............................................         2,758,429
                                                                  ----------
DENMARK -- (1.3%)
    ALK-Abello A.S........................................    56       4,614
    Ambu A.S. Class B.....................................   200       7,209
   *Auriga Industries Class B.............................   740      21,238
  #*Bang & Olufsen A.S....................................   583       5,564
   #FLSmidth & Co. A.S....................................   128       6,073
    GN Store Nord A.S..................................... 8,223     170,018
    Ringkjoebing Landbobank A.S...........................   202      35,294
    Rockwool International A.S. Class B...................   398      62,911
    Royal UNIBREW A.S.....................................   372      35,859
    SimCorp A.S........................................... 2,170      69,435
                                                                  ----------
TOTAL DENMARK.............................................           418,215
                                                                  ----------
FINLAND -- (2.3%)
    Alma Media Oyj........................................   294       1,125
   *Caverion Corp......................................... 3,099      17,233
    Elisa Oyj............................................. 6,935     149,332
    Konecranes Oyj........................................ 2,117      62,072
    Lassila & Tikanoja Oyj................................ 1,073      20,200
    Olvi Oyj Class A......................................   308      11,047
   #Orion Oyj Class A..................................... 1,476      36,569
    Orion Oyj Class B..................................... 4,920     120,435
   #Outotec Oyj........................................... 9,580     116,234
    PKC Group Oyj.........................................   341       9,409
    Ramirent Oyj.......................................... 1,308      12,235
    Tieto Oyj............................................. 3,362      64,230
    Tikkurila Oyj......................................... 2,130      46,792
    Uponor Oyj............................................ 1,747      30,405
    Vacon P.L.C...........................................   338      23,251
    YIT Oyj............................................... 3,099      42,149
                                                                  ----------
TOTAL FINLAND.............................................           762,718
                                                                  ----------
FRANCE -- (4.0%)
    Alten SA.............................................. 1,432      53,292
    Altran Technologies SA................................ 6,676      47,812
    Assystem..............................................   239       5,120
    BioMerieux............................................   442      45,155
    Boiron SA.............................................   168       8,995
  #*Bull.................................................. 1,510       4,991
   *Derichebourg SA....................................... 2,593       8,954
    Etablissements Maurel et Prom......................... 4,263      69,569
    Eurofins Scientific...................................   430      94,194
   *Faurecia.............................................. 2,859      75,469
   *GameLoft SE........................................... 1,435      11,628
    Havas SA.............................................. 9,584      72,505
   #Ingenico.............................................. 1,952     145,847
    Interparfums SA.......................................   144       4,760
   #Ipsen SA.............................................. 1,285      51,540
    Metropole Television SA............................... 2,698      53,175

                                     1613

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
FRANCE -- (Continued)
   #Neopost SA............................................  2,613 $  187,715
    Plastic Omnium SA.....................................  1,176     80,229
    Sartorius Stedim Biotech..............................    152     22,964
    SEB SA................................................    124     10,314
    Sechilienne-Sidec.....................................    566     11,497
    Societe d'Edition de Canal +..........................  2,290     16,235
   #Sopra Group SA........................................    125      9,166
    Stallergenes SA.......................................     98      7,206
    Stef..................................................     43      2,446
   *Technicolor SA........................................ 12,363     62,032
    Teleperformance.......................................  1,375     66,652
    Thermador Groupe......................................     49      3,943
    Total Gabon...........................................     10      5,786
    Vilmorin & Cie........................................    214     25,786
    Virbac SA.............................................    170     33,973
                                                                  ----------
TOTAL FRANCE..............................................         1,298,950
                                                                  ----------
GERMANY -- (3.9%)
    Amadeus Fire AG.......................................    192     11,613
    Bertrandt AG..........................................    141     16,235
    Bijou Brigitte AG.....................................    127     11,138
    Borussia Dortmund GmbH & Co. KGaA.....................    831      3,426
    CANCOM SE.............................................    537     17,910
    Carl Zeiss Meditec AG.................................    971     32,904
    Cewe Color Holding AG.................................    239     11,117
    Comdirect Bank AG.....................................    239      2,329
   #CompuGroup Medical AG.................................    682     16,666
    CTS Eventim AG........................................    922     41,478
  #*Dialog Semiconductor P.L.C............................  1,852     30,605
    Draegerwerk AG & Co. KGaA.............................     40      4,418
    Drillisch AG..........................................  1,283     23,465
    Duerr AG..............................................  1,154     77,266
    ElringKlinger AG......................................  1,341     49,609
    Freenet AG............................................  4,922    117,398
    Gerresheimer AG.......................................  1,558     90,741
    Gerry Weber International AG..........................    988     44,208
    GFK SE................................................     66      3,256
    Hamburger Hafen und Logistik AG.......................    741     17,740
   #KUKA AG...............................................  1,129     49,834
    KWS Saat AG...........................................     85     28,399
    LPKF Laser & Electronics AG...........................    986     18,177
    Nemetschek AG.........................................    227     13,810
    Norma Group SE........................................  1,193     50,651
    Pfeiffer Vacuum Technology AG.........................    418     45,557
    Rational AG...........................................    141     40,925
    Schaltbau Holding AG..................................    103      4,899
    Software AG...........................................  2,831     86,072
    Stada Arzneimittel AG.................................  2,660    124,728
    STRATEC Biomedical AG.................................     53      1,964
    Takkt AG..............................................    104      1,765
   *Tipp24 SE.............................................    148      8,492
   *Tom Tailor Holding AG.................................    145      3,159
    Vossloh AG............................................    173     14,413

                                     1614

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
GERMANY -- (Continued)
    Wincor Nixdorf AG......................................   2,000 $  126,866
    Wirecard AG............................................     820     25,292
                                                                    ----------
TOTAL GERMANY..............................................          1,268,525
                                                                    ----------
HONG KONG -- (2.8%)
    Asia Satellite Telecommunications Holdings, Ltd........     500      1,935
    Cafe de Coral Holdings, Ltd............................  18,000     58,478
    Chow Sang Sang Holdings International, Ltd.............  12,000     27,819
    CITIC Telecom International Holdings, Ltd..............  17,000      5,192
    Emperor Watch & Jewellery, Ltd......................... 110,000      8,360
   #Giordano International, Ltd............................  74,000     73,251
   *Hengli Commercial Properties Group, Ltd................  84,000     41,724
    Hutchison Telecommunications Hong Kong Holdings, Ltd...  84,000     47,874
    IT, Ltd................................................  16,000      4,288
    Johnson Electric Holdings, Ltd.........................  35,500     21,094
    Lifestyle International Holdings, Ltd..................  14,000     33,301
   #Luk Fook Holdings International, Ltd...................  21,000     58,946
    Man Wah Holdings, Ltd..................................  13,200     14,793
    NagaCorp, Ltd.......................................... 118,000     91,988
    Newocean Energy Holdings, Ltd..........................  48,000     25,786
    Pacific Textile Holdings, Ltd..........................  30,000     35,848
    PCCW, Ltd..............................................  65,000     29,414
    Pico Far East Holdings, Ltd............................  38,000     13,227
    SA SA International Holdings, Ltd......................  48,000     47,805
    SmarTone Telecommunications Holdings, Ltd..............  18,000     28,671
   #Stella International Holdings, Ltd.....................  17,500     42,863
    Television Broadcasts, Ltd.............................   8,500     57,503
   #Trinity, Ltd...........................................  16,000      5,154
    Value Partners Group, Ltd..............................  50,000     27,685
    Vitasoy International Holdings, Ltd....................  28,000     34,284
    Xinyi Glass Holdings, Ltd..............................  82,000     75,108
                                                                    ----------
TOTAL HONG KONG............................................            912,391
                                                                    ----------
IRELAND -- (0.9%)
    C&C Group P.L.C........................................  20,701    115,420
    FBD Holdings P.L.C.....................................     798     17,049
    Glanbia P.L.C..........................................   3,974     51,973
    Irish Continental Group P.L.C..........................     521     15,966
    Kingspan Group P.L.C...................................   5,854     82,175
                                                                    ----------
TOTAL IRELAND..............................................            282,583
                                                                    ----------
ISRAEL -- (0.7%)
    Cellcom Israel, Ltd....................................   2,080     23,217
    Delek Automotive Systems, Ltd..........................     448      4,562
    Elbit Systems, Ltd.....................................     312     13,765
    Frutarom Industries, Ltd...............................   2,513     42,753
   *Given Imaging, Ltd.....................................     333      5,212
   *Kamada, Ltd............................................     797      9,903
    Osem Investments, Ltd..................................     718     16,009
    Partner Communications Co., Ltd........................   2,782     21,123
   *Paz Oil Co., Ltd.......................................     149     24,213
    Shikun & Binui, Ltd....................................   6,728     15,991

                                     1615

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
ISRAEL -- (Continued)
    Shufersal, Ltd........................................  3,032 $ 11,903
    Strauss Group, Ltd....................................  1,581   27,269
                                                                  --------
TOTAL ISRAEL..............................................         215,920
                                                                  --------
ITALY -- (2.9%)
    Amplifon SpA..........................................  5,596   28,024
    Ansaldo STS SpA.......................................  4,711   44,206
   *Autogrill SpA.........................................  7,856  119,996
    Azimut Holding SpA....................................  5,260  118,186
    Banca Generali SpA....................................  3,022   75,937
    Banca Popolare di Sondrio Scarl.......................  9,807   51,456
    Brembo SpA............................................    851   18,506
    Brunello Cucinelli SpA................................  1,036   28,075
    Danieli & C Officine Meccaniche SpA...................    452   11,812
    De'Longhi SpA.........................................  2,529   40,397
    DiaSorin SpA..........................................  1,231   51,869
    Indesit Co. SpA.......................................  1,371   10,152
    Interpump Group SpA...................................  2,082   20,639
    MARR SpA..............................................    903   11,807
   *Mediaset SpA.......................................... 33,525  146,452
    Piaggio & C SpA.......................................  7,170   20,036
   *RCS MediaGroup SpA....................................    722    1,236
    Recordati SpA.........................................  5,088   60,230
    Societa Iniziative Autostradali e Servizi SpA.........  1,413   12,372
   *Yoox SpA..............................................  3,257   85,557
                                                                  --------
TOTAL ITALY...............................................         956,945
                                                                  --------
JAPAN -- (20.6%)
    Accordia Golf Co., Ltd................................     61   66,513
    Aderans Co., Ltd......................................  1,000   14,346
   #Aeon Delight Co., Ltd.................................    800   14,604
    Ai Holdings Corp......................................  1,000    8,553
    Aica Kogyo Co., Ltd...................................  2,000   38,608
    Ain Pharmaciez, Inc...................................    400   17,391
    Akebono Brake Industry Co., Ltd.......................  3,100   14,722
    Alps Electric Co., Ltd................................ 10,900   81,677
    Amano Corp............................................  2,500   26,761
    Anritsu Corp..........................................  7,900   99,120
    AOKI Holdings, Inc....................................    900   28,651
    Arcs Co., Ltd.........................................    600   11,053
    Ariake Japan Co., Ltd.................................    600   14,055
   #Arnest One Corp.......................................  2,900   54,827
    Asahi Diamond Industrial Co., Ltd.....................  1,500   15,480
    Asahi Holdings, Inc...................................  1,100   19,505
    Asahi Intecc Co., Ltd.................................    500   26,350
    ASKUL Corp............................................  1,000   18,369
    Avex Group Holdings, Inc..............................  2,500   85,716
    Canon Electronics, Inc................................    800   15,094
    Capcom Co., Ltd.......................................  1,800   31,978
    Chiyoda Co., Ltd......................................  1,100   28,345
    Cocokara fine, Inc....................................    700   21,769
    Colowide Co., Ltd.....................................  2,000   20,073

                                     1616

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *COOKPAD, Inc..........................................    500 $ 13,680
    CREATE SD HOLDINGS Co., Ltd...........................    600   21,819
    Daiichikosho Co., Ltd.................................  1,000   27,954
    Daikyo, Inc........................................... 17,000   51,061
    Daio Paper Corp.......................................  2,000   12,024
    Daiseki Co., Ltd......................................  1,700   29,780
    Doshisha Co., Ltd.....................................  1,000   14,065
    Dr Ci:Labo Co., Ltd...................................      5   13,338
    DTS Corp..............................................    800   11,218
    Dwango Co., Ltd.......................................      6   25,228
    Earth Chemical Co., Ltd...............................    700   24,977
    Enplas Corp...........................................    400   31,994
   #EPS Corp..............................................      8    9,420
    FCC Co., Ltd..........................................  1,800   41,898
    Fields Corp...........................................    300    4,879
   #Foster Electric Co., Ltd..............................    900   15,458
    FP Corp...............................................    600   42,250
   #Fuji Kyuko Co., Ltd...................................  3,000   32,060
    Fuji Oil Co. Ltd/Osaka................................  3,600   60,274
    Fuji Seal International, Inc..........................  1,300   37,689
    Fuji Soft, Inc........................................    700   13,170
   #Fujibo Holdings, Inc..................................  4,000    8,487
    Fujimori Kogyo Co., Ltd...............................    500   15,243
    Fujitec Co., Ltd......................................  3,000   28,467
    Fujitsu General, Ltd..................................  4,000   45,817
   *Futaba Industrial Co., Ltd............................  1,200    5,215
   #Geo Holdings Corp.....................................     13   11,958
    GMO internet, Inc.....................................  2,600   29,443
    Gulliver International Co., Ltd.......................  2,600   16,220
   #Hajime Construction Co., Ltd..........................    500   25,832
   *Haseko Corp........................................... 34,000   42,215
    Hazama Ando Corp......................................  4,300    9,326
    Heiwa Corp............................................  1,600   27,535
    Hitachi Kokusai Electric, Inc.........................  2,000   19,950
    Hitachi Zosen Corp.................................... 31,000   47,369
    Hogy Medical Co., Ltd.................................    600   34,218
    Hokuto Corp...........................................    900   16,067
    Horiba, Ltd...........................................  2,300   83,880
    Ichiyoshi Securities Co., Ltd.........................  2,100   27,575
    Iino Kaiun Kaisha, Ltd................................  2,900   15,276
    Internet Initiative Japan, Inc........................  1,500   51,491
   #Iseki & Co., Ltd......................................  9,000   30,958
    Iwatani Corp.......................................... 10,000   36,678
    Japan Airport Terminal Co., Ltd.......................  1,700   31,790
    Japan Aviation Electronics Industry, Ltd..............  3,000   27,858
    Jin Co., Ltd..........................................    400   15,902
    Joshin Denki Co., Ltd.................................  1,000    8,267
   #JVC Kenwood Corp......................................  5,300   12,152
    Kagome Co., Ltd.......................................  3,700   62,873
    Kaken Pharmaceutical Co., Ltd.........................  8,000  124,082
    Kameda Seika Co., Ltd.................................    100    2,987
    Kanamoto Co., Ltd.....................................  2,000   42,143
   *Kanematsu Corp........................................  9,000    9,808

                                     1617

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Kansai Urban Banking Corp............................. 10,000 $11,007
  #*Kappa Create Holdings Co., Ltd........................    500   9,269
    Kintetsu World Express, Inc...........................    600  22,679
    Kinugawa Rubber Industrial Co., Ltd...................  2,000  10,670
    Kitz Corp.............................................  3,400  16,249
    Komeri Co., Ltd.......................................  1,700  41,851
    KYB Co., Ltd..........................................  9,000  46,749
    Kyokuto Securities Co., Ltd...........................    800  13,623
    Kyoritsu Maintenance Co., Ltd.........................    200   7,688
    Kyowa Exeo Corp.......................................  3,100  34,174
   *Leopalace21 Corp......................................  5,900  28,038
    Lintec Corp...........................................  1,700  32,054
    Lion Corp.............................................  3,000  16,860
    Maeda Road Construction Co., Ltd......................  4,000  65,588
    Mandom Corp...........................................    900  31,940
    Maruha Nichiro Holdings, Inc.......................... 22,000  44,641
    Matsumotokiyoshi Holdings Co., Ltd....................  1,600  48,230
   *Matsuya Co., Ltd......................................    700   8,201
    Megachips Corp........................................    800  12,482
    Megmilk Snow Brand Co., Ltd...........................    900  12,996
    Meidensha Corp........................................  8,000  25,735
    Meitec Corp...........................................  1,300  35,131
    Message Co., Ltd......................................      5  12,259
    Milbon Co., Ltd.......................................    400  13,411
    Minebea Co., Ltd...................................... 19,000  74,468
    Misawa Homes Co., Ltd.................................  1,100  17,849
    Mitsuba Corp..........................................  2,000  32,730
    Mitsubishi Pencil Co., Ltd............................    700  14,851
    Mitsubishi Shokuhin Co., Ltd..........................    400  10,082
    Mitsui-Soko Co., Ltd..................................  5,000  23,009
    Mochida Pharmaceutical Co., Ltd.......................  3,000  37,671
    Modec, Inc............................................  1,200  35,118
    MonotaRO Co., Ltd.....................................  1,200  27,764
    Mori Seiki Co., Ltd...................................  1,900  24,605
    Morinaga & Co., Ltd...................................  5,000  10,357
    Moshi Moshi Hotline, Inc..............................  1,900  23,661
    Musashi Seimitsu Industry Co., Ltd....................    900  22,654
    Nachi-Fujikoshi Corp..................................  6,000  26,296
    Nagaileben Co., Ltd...................................    800  13,334
    Nakanishi, Inc........................................    200  27,597
    NEC Networks & System Integration Corp................  1,400  30,578
    NET One Systems Co., Ltd..............................  4,300  33,448
    Nichi-iko Pharmaceutical Co., Ltd.....................  1,800  38,706
   #Nichias Corp..........................................  4,000  26,145
    Nichiha Corp..........................................  1,100  16,272
    Nichii Gakkan Co......................................  1,800  16,030
    Nichirei Corp......................................... 18,000  86,598
    Nifco, Inc............................................  2,900  78,895
    Nihon Kohden Corp.....................................  1,900  79,831
    Nihon M&A Center, Inc.................................    300  19,923
    Nihon Nohyaku Co., Ltd................................  2,000  19,843
    Nihon Parkerizing Co., Ltd............................  3,000  59,521
    Nihon Unisys, Ltd.....................................  2,000  13,938

                                     1618

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Nikkiso Co., Ltd......................................  4,000 $ 50,126
    Nippon Carbide Industries Co., Inc....................  3,000   12,848
    Nippon Coke & Engineering Co., Ltd....................  9,500   10,648
    Nippon Gas Co., Ltd...................................    500    5,739
   *Nippon Suisan Kaisha, Ltd.............................  8,500   17,239
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....  2,000   21,695
    Nishimatsuya Chain Co., Ltd...........................  2,700   23,742
    Nishio Rent All Co., Ltd..............................    500   10,491
    Nissan Shatai Co., Ltd................................  3,000   38,451
    Nissin Electric Co., Ltd..............................  2,000   12,033
    Nissin Kogyo Co., Ltd.................................  1,900   35,605
    Nitto Boseki Co., Ltd.................................  7,000   24,293
    Nitto Kogyo Corp......................................  1,000   16,560
    NOF Corp..............................................  9,000   54,280
    Noritz Corp...........................................  1,400   23,627
    NS Solutions Corp.....................................    600   11,190
    Obara Group, Inc......................................    700   21,158
    Ohsho Food Service Corp...............................    600   20,811
    Oiles Corp............................................    900   18,124
    Okabe Co., Ltd........................................  2,000   21,478
   *Oki Electric Industry Co., Ltd........................ 34,000   65,317
    Okinawa Cellular Telephone Co.........................    600   15,595
    OKUMA Corp............................................  6,000   44,255
    OSG Corp..............................................  5,000   76,626
    Paramount Bed Holdings Co., Ltd.......................    700   23,311
    Penta-Ocean Construction Co., Ltd..................... 12,000   29,100
    Pigeon Corp...........................................  2,200  103,489
    Pilot Corp............................................    500   16,825
    Plenus Co., Ltd.......................................    900   15,448
    Point, Inc............................................    770   38,567
    Press Kogyo Co., Ltd..................................  4,000   16,912
    Prima Meat Packers, Ltd...............................  5,000    9,685
    Relo Holdings, Inc....................................    400   19,568
    Resorttrust, Inc......................................  2,500   75,898
    Rohto Pharmaceutical Co., Ltd.........................  5,000   69,008
    Royal Holdings Co., Ltd...............................  1,400   21,434
    Saizeriya Co., Ltd....................................  1,200   16,910
    Sakata INX Corp.......................................  2,000   18,583
    San-A Co., Ltd........................................    200    9,694
   #Sanden Corp...........................................  5,000   17,734
   *Sanix, Inc............................................  1,000   12,666
    Sanken Electric Co., Ltd..............................  5,000   21,037
    Sankyu, Inc........................................... 12,000   41,857
    Sanwa Holdings Corp................................... 10,000   55,025
    Sapporo Holdings, Ltd................................. 19,000   68,349
   #Sato Holdings Corp....................................    900   16,010
    Seiko Holdings Corp...................................  6,000   25,047
   #Senko Co., Ltd........................................  5,000   26,099
    Seria Co., Ltd........................................    900   28,760
    Shindengen Electric Manufacturing Co., Ltd............  4,000   16,372
    Shinko Plantech Co., Ltd..............................    700    5,474
    Ship Healthcare Holdings, Inc.........................  2,000   73,820
    Shizuoka Gas Co., Ltd.................................  1,500   10,557

                                     1619

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
   #SHO-BOND Holdings Co., Ltd............................  1,100 $42,948
    Showa Corp............................................  3,000  40,282
    St Marc Holdings Co., Ltd.............................    200   9,342
    Starbucks Coffee Japan, Ltd...........................     15  14,224
   #Start Today Co., Ltd..................................  1,300  26,851
   *Sumitomo Mitsui Construction Co., Ltd................. 28,800  23,471
    Sumitomo Osaka Cement Co., Ltd........................  2,000   6,482
    Sumitomo Real Estate Sales Co., Ltd...................    350  18,911
    Tachi-S Co., Ltd......................................    900  12,916
    Tadano, Ltd...........................................  5,000  72,977
    Taiyo Holdings Co., Ltd...............................    800  24,995
    Taiyo Yuden Co., Ltd..................................  3,900  52,096
    Takara Leben Co., Ltd.................................  4,400  15,383
    Takuma Co., Ltd.......................................  2,000  15,271
   #Tamron Co., Ltd.......................................    600  12,016
    Tatsuta Electric Wire and Cable Co., Ltd..............  2,000  15,513
    Toei Co., Ltd.........................................  4,000  24,802
    Toho Holdings Co., Ltd................................  1,900  32,889
    Tokai Corp/Gifu.......................................    400  11,015
    Token Corp............................................    250  13,150
    Tokyo Dome Corp.......................................  8,000  49,639
    Tokyo Seimitsu Co., Ltd...............................  2,200  43,000
   #Tokyu Livable, Inc....................................    900  18,083
   #Tomy Co., Ltd.........................................  2,400  11,530
    Topcon Corp...........................................  2,200  24,209
    Toshiba Machine Co., Ltd..............................  5,000  23,084
    Toshiba Plant Systems & Services Corp.................  2,000  32,501
    Toshiba TEC Corp......................................  7,000  40,316
    Towa Pharmaceutical Co., Ltd..........................    400  16,892
    Toyo Ink SC Holdings Co., Ltd.........................  4,000  20,174
    Toyo Tire & Rubber Co., Ltd........................... 11,000  63,290
    Toyobo Co., Ltd....................................... 64,000  99,707
    TPR Co., Ltd..........................................    600  10,016
    Transcosmos, Inc......................................    700  11,302
    TS Tech Co., Ltd......................................  1,800  59,018
    Tsubakimoto Chain Co..................................  6,000  37,064
    Tsugami Corp..........................................  2,000   9,702
    Tsukui Corp...........................................    900   8,984
   #Unipres Corp..........................................  1,300  25,514
    United Arrows, Ltd....................................    600  27,125
   *Unitika, Ltd.......................................... 21,000  10,915
    Valor Co., Ltd........................................  1,700  28,204
   #VT Holdings Co., Ltd..................................  1,100  12,372
    Wacom Co., Ltd........................................  5,600  45,115
   #WATAMI Co., Ltd.......................................    700  12,046
    Welcia Holdings Co., Ltd..............................    300  16,103
    Xebio Co., Ltd........................................  1,000  20,966
    Yamazen Corp..........................................  1,400   8,679
    Yaoko Co., Ltd........................................    300  11,221
    Yellow Hat, Ltd.......................................    700  13,273
    Yoshinoya Holdings Co., Ltd...........................     18  21,259
    Yuasa Trading Co., Ltd................................  8,000  14,184
    Zenrin Co., Ltd.......................................    800   8,718

                                     1620

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
JAPAN -- (Continued)
   #Zensho Holdings Co., Ltd..............................  3,000 $   35,766
                                                                  ----------
TOTAL JAPAN...............................................         6,748,852
                                                                  ----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV................................  2,754     69,396
    Amsterdam Commodities NV..............................    393      8,208
    Arcadis NV............................................  2,919     75,745
    ASM International NV..................................  2,114     66,565
   #Brunel International NV...............................    284     13,701
    Nutreco NV............................................  3,565    167,390
   *Royal Imtech NV.......................................  2,089      5,084
   *SBM Offshore NV....................................... 10,734    207,722
    Sligro Food Group NV..................................    400     14,458
    TKH Group NV..........................................  1,195     32,915
    Unit4 NV..............................................  1,031     34,886
                                                                  ----------
TOTAL NETHERLANDS.........................................           696,070
                                                                  ----------
NEW ZEALAND -- (0.8%)
   *Diligent Board Member SVCS............................  1,244      6,155
    Ebos Group, Ltd.......................................    642      5,153
    Fisher & Paykel Healthcare Corp., Ltd................. 30,401     84,441
    Freightways, Ltd......................................  7,491     24,286
    Mainfreight, Ltd......................................  2,498     21,448
    NZX, Ltd.............................................. 13,154     13,981
    SKYCITY Entertainment Group, Ltd...................... 30,033    100,413
    Warehouse Group, Ltd. (The)...........................  3,001      9,396
                                                                  ----------
TOTAL NEW ZEALAND.........................................           265,273
                                                                  ----------
NORWAY -- (1.0%)
   *Algeta ASA............................................  1,541     62,992
    Atea ASA..............................................    740      7,778
  #*DNO International ASA................................. 32,734     70,785
    Ekornes ASA...........................................    340      5,353
   #Kvaerner ASA..........................................  3,131      5,350
    Leroey Seafood Group ASA..............................    269      7,164
   *Nordic Semiconductor ASA..............................  3,189     10,348
   *Norwegian Air Shuttle A.S.............................  1,081     48,125
   #Opera Software ASA....................................  2,092     16,999
    Prosafe SE............................................    829      8,310
   *Salmar ASA............................................    627      6,329
   #Tomra Systems ASA.....................................  5,731     52,354
    Veidekke ASA..........................................  1,879     15,299
                                                                  ----------
TOTAL NORWAY..............................................           317,186
                                                                  ----------
PORTUGAL -- (0.7%)
   #Altri SGPS SA.........................................  4,416     11,393
  #*Banco BPI SA.......................................... 12,814     16,734
    Portucel SA...........................................  1,079      3,821
    Portugal Telecom SGPS SA.............................. 25,138     95,911
    Semapa-Sociedade de Investimento e Gestao.............  1,348     11,935
    Sonae................................................. 36,597     37,941

                                     1621

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
PORTUGAL -- (Continued)
    Zon Multimedia Servicos de Telecomunicacoes e
      Multimedia SGPS SA...................................  8,847 $ 51,749
                                                                   --------
TOTAL PORTUGAL.............................................         229,484
                                                                   --------
SINGAPORE -- (1.3%)
    Biosensors International Group, Ltd.................... 27,000   22,085
    Boustead Singapore, Ltd................................ 13,000   14,316
    Cosco Corp. Singapore, Ltd............................. 24,000   14,145
    CSE Global, Ltd........................................ 16,000   10,369
    CWT, Ltd............................................... 10,000   11,277
    Ezion Holdings, Ltd.................................... 35,000   61,007
    First Resources, Ltd................................... 17,000   22,447
    Fragrance Group, Ltd................................... 47,000    8,869
    Goodpack, Ltd.......................................... 23,000   27,503
    Hyflux, Ltd............................................ 13,000   13,349
    M1, Ltd................................................ 21,000   53,344
    OSIM International, Ltd................................  7,000   11,288
    Petra Foods, Ltd....................................... 12,000   37,676
    Raffles Medical Group, Ltd.............................  7,000   17,715
    Singapore Post, Ltd.................................... 58,000   59,972
    Super Group, Ltd.......................................  7,000   26,489
    Vard Holdings, Ltd..................................... 34,000   22,027
                                                                   --------
TOTAL SINGAPORE............................................         433,878
                                                                   --------
SPAIN -- (2.0%)
    Bolsas y Mercados Espanoles SA.........................  3,586   99,034
    Construcciones y Auxiliar de Ferrocarriles SA..........     86   37,191
    Duro Felguera SA.......................................  1,605   10,394
    Elecnor SA.............................................    941   12,920
   #Indra Sistemas SA......................................  4,806   65,135
   *Jazztel P.L.C.......................................... 12,072  109,635
    Obrascon Huarte Lain SA................................  1,115   42,546
    Prosegur Cia de Seguridad SA...........................  8,298   42,804
    Tecnicas Reunidas SA...................................  1,492   68,079
    Vidrala SA.............................................    614   22,784
    Viscofan SA............................................  2,648  136,338
   *Zeltia SA..............................................  5,717   17,484
                                                                   --------
TOTAL SPAIN................................................         664,344
                                                                   --------
SWEDEN -- (2.9%)
    AarhusKarlshamn AB.....................................  1,535   88,169
    AddTech AB Class B.....................................    652   26,140
    Avanza Bank Holding AB.................................    361    8,329
   #Axfood AB..............................................  1,159   53,941
    Axis Communications AB.................................  1,740   49,581
    Betsson AB.............................................  1,639   44,016
    BioGaia AB Class B.....................................    283    9,702
    Clas Ohlson AB Class B.................................    802   11,527
    Concentric AB..........................................    231    2,723
    Hexpol AB..............................................  1,278   93,677
    HIQ International AB...................................    881    4,625
    Hoganas AB Class B.....................................    579   28,658
    Indutrade AB...........................................    314   11,178

                                     1622

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
SWEDEN -- (Continued)
    Intrum Justitia AB.................................... 3,870  $ 98,252
   #JM AB................................................. 4,338   115,333
   #Mekonomen AB..........................................   593    18,177
    Modern Times Group AB Class B......................... 2,135   100,486
    Net Entertainment NE AB Class B.......................   260     4,228
    Oriflame Cosmetics SA................................. 2,035    66,560
   *Rezidor Hotel Group AB................................ 2,035    11,083
    Securitas AB Class B.................................. 5,417    52,799
    Sweco AB Class B......................................   345     3,963
   #Systemair AB..........................................   683    11,019
    Unibet Group P.L.C....................................   857    30,719
                                                                  --------
TOTAL SWEDEN..............................................         944,885
                                                                  --------
SWITZERLAND -- (4.4%)
    ams AG................................................   310    21,860
    APG SGA SA............................................    16     3,878
    Ascom Holding AG......................................   516     6,678
    Belimo Holding AG.....................................    22    51,609
    Bossard Holding AG....................................    80    13,395
    Bucher Industries AG..................................   355    89,271
    Burckhardt Compression Holding AG.....................   143    57,205
    Daetwyler Holding AG..................................   244    26,620
   *Dufry AG.............................................. 1,230   160,962
    Emmi AG...............................................    40    12,361
    Flughafen Zuerich AG..................................   124    67,067
    Forbo Holding AG......................................    49    35,386
   #Galenica AG...........................................   269   206,399
   *Gategroup Holding AG..................................   780    17,622
    Implenia AG...........................................   383    20,934
    Inficon Holding AG....................................    67    21,671
    Kaba Holding AG Class B...............................   147    58,909
    Kuoni Reisen Holding AG...............................   129    46,476
    LEM Holding SA........................................     8     5,005
   #Logitech International SA............................. 3,668    26,067
    Lonza Group AG........................................   254    19,550
    Micronas Semiconductor Holding AG.....................   843     5,964
    Mobilezone Holding AG.................................   128     1,271
   #Nobel Biocare Holding AG.............................. 6,476    78,838
    OC Oerlikon Corp. AG.................................. 8,899   116,985
   #Phoenix Mecano AG.....................................     6     3,125
    PubliGroupe AG........................................    22     2,254
    Rieter Holding AG.....................................    70    13,905
   #Straumann Holding AG..................................   163    24,522
    Swisslog Holding AG................................... 4,879     5,319
    Swissquote Group Holding SA...........................    91     2,866
    Tecan Group AG........................................   432    41,614
    Temenos Group AG...................................... 3,920   102,656
    U-Blox AG.............................................   326    22,516
    Valora Holding AG.....................................    72    14,594
    Zehnder Group AG......................................   122     5,020

                                     1623

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SWITZERLAND -- (Continued)
    Zuger Kantonalbank AG.................................      5 $   25,506
                                                                  ----------
TOTAL SWITZERLAND.........................................         1,435,880
                                                                  ----------
UNITED KINGDOM -- (20.6%)
    888 Holdings P.L.C....................................  6,410     16,624
    Alent P.L.C........................................... 13,181     73,576
    AMEC P.L.C............................................ 16,952    277,722
    Anite P.L.C........................................... 14,493     28,306
    Ashmore Group P.L.C................................... 23,760    133,977
    Ashtead Group P.L.C................................... 25,048    268,721
    AZ Electronic Materials SA............................ 11,106     51,650
    Berendsen P.L.C.......................................  6,883     85,582
    Brewin Dolphin Holdings P.L.C.........................    817      3,160
   *Carpetright P.L.C.....................................    230      2,309
    Cineworld Group P.L.C.................................    663      3,783
    Cobham P.L.C.......................................... 58,973    258,365
    Consort Medical P.L.C.................................    334      4,012
    Daily Mail & General Trust P.L.C...................... 14,174    174,175
    DCC P.L.C.............................................  3,137    127,273
    Dechra Pharmaceuticals P.L.C..........................  2,622     27,284
    Devro P.L.C...........................................  7,194     34,228
    Dialight P.L.C........................................    550      9,205
    Dignity P.L.C.........................................  2,894     65,046
    Domino's Pizza Group P.L.C............................  5,387     46,767
    Dunelm Group P.L.C....................................  4,091     61,303
    Electrocomponents P.L.C............................... 22,810     85,430
    Elementis P.L.C....................................... 23,950     91,262
    Euromoney Institutional Investor P.L.C................  1,566     25,367
    Fenner P.L.C..........................................  5,142     26,905
    Fidessa Group P.L.C...................................  1,420     43,253
    Filtrona P.L.C........................................ 12,868    151,811
    G4S P.L.C............................................. 65,120    224,091
    Genus P.L.C...........................................  1,502     31,436
    Go-Ahead Group P.L.C..................................  1,113     26,795
    Greencore Group P.L.C.................................  5,922     13,232
    Greggs P.L.C..........................................  2,898     19,089
    Halfords Group P.L.C..................................  5,597     31,291
    Halma P.L.C........................................... 22,683    191,878
    Hays P.L.C............................................ 61,999     97,335
    Hilton Food Group P.L.C...............................    327      2,019
    Howden Joinery Group P.L.C............................ 35,396    155,739
    IG Group Holdings P.L.C............................... 18,908    165,851
    Inmarsat P.L.C........................................ 27,254    283,591
    Invensys P.L.C........................................ 28,294    214,355
    ITE Group P.L.C.......................................  7,507     32,425
    James Fisher & Sons P.L.C.............................    295      4,704
    Jardine Lloyd Thompson Group P.L.C....................  6,178     84,003
    JD Wetherspoon P.L.C..................................  5,910     64,057
    John Menzies P.L.C....................................    369      4,140
    Kcom Group P.L.C...................................... 25,272     31,916
    Kier Group P.L.C......................................  1,943     43,880
    Ladbrokes P.L.C....................................... 44,816    145,194
    LSL Property Services P.L.C...........................    592      3,920

                                     1624

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                           -------- -----------
UNITED KINGDOM -- (Continued)
    Michael Page International P.L.C......................   12,838 $    87,377
    Micro Focus International P.L.C.......................    8,026      97,028
    Mitie Group P.L.C.....................................   16,271      67,048
    Moneysupermarket.com Group P.L.C......................    7,698      21,120
    Morgan Advanced Materials P.L.C.......................   13,637      63,398
   *Mothercare P.L.C......................................    1,337       8,465
    NCC Group P.L.C.......................................    2,206       4,289
    Oxford Instruments P.L.C..............................    2,134      46,473
    Pace P.L.C............................................   15,001      71,164
    PayPoint P.L.C........................................      734      12,157
    Premier Farnell P.L.C.................................   18,076      62,321
    QinetiQ Group P.L.C...................................   31,834      89,654
    Rank Group P.L.C......................................      810       1,978
    Renishaw P.L.C........................................    1,212      28,929
    Restaurant Group P.L.C. (The).........................   11,481      92,174
    Rightmove P.L.C.......................................    5,289     195,614
    Rotork P.L.C..........................................    4,406     177,784
    RPC Group P.L.C.......................................    6,737      47,131
    Senior P.L.C..........................................   18,678      75,559
    Spectris P.L.C........................................    6,654     213,081
    Spirax-Sarco Engineering P.L.C........................    3,822     166,496
   *Sports Direct International P.L.C.....................    9,111      91,302
    Sthree P.L.C..........................................    1,196       6,273
   *SuperGroup P.L.C......................................      980      16,062
    Synthomer P.L.C.......................................    4,149      12,428
    TalkTalk Telecom Group P.L.C..........................   27,514     103,477
    Ted Baker P.L.C.......................................      834      24,066
    Telecity Group P.L.C..................................   10,273     138,797
    Telecom Plus P.L.C....................................    1,847      37,070
   *Thomas Cook Group P.L.C...............................   53,708     125,140
    UBM P.L.C.............................................   13,518     146,438
    Ultra Electronics Holdings P.L.C......................    2,398      66,222
    Victrex P.L.C.........................................    3,869      88,783
    WH Smith P.L.C........................................    7,591      89,827
    WS Atkins P.L.C.......................................    4,738      83,547
    Xaar P.L.C............................................    4,037      51,625
                                                                    -----------
TOTAL UNITED KINGDOM......................................            6,758,334
                                                                    -----------
TOTAL COMMON STOCKS.......................................           29,663,809
                                                                    -----------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@DFA Short Term Investment Fund........................  259,291   3,000,000
@Repurchase Agreement, Deutsche Bank Securities, Inc.
  0.10%, 08/01/13 (Collateralized by $179,680 FNMA, rates
  ranging from 4.500% to 6.000%, maturities ranging from
  01/01/40 to 05/01/42, valued at $115,290) to be
  repurchased at $113,029................................. $    113     113,029

                                     1625

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           -----------
TOTAL SECURITIES LENDING COLLATERAL.......................   3,113,029
                                                           -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $31,086,146)^^.................................... $32,776,838
                                                           ===========

                                     1626

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------
                                                            LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                           ---------- ----------- ------- -----------
Common Stocks
    Australia.............................................         -- $ 1,713,638   --    $ 1,713,638
    Austria...............................................         --     311,496   --        311,496
    Belgium...............................................         --     269,813   --        269,813
    Canada................................................ $2,758,429          --   --      2,758,429
    Denmark...............................................         --     418,215   --        418,215
    Finland...............................................     17,233     745,485   --        762,718
    France................................................         --   1,298,950   --      1,298,950
    Germany...............................................         --   1,268,525   --      1,268,525
    Hong Kong.............................................         --     912,391   --        912,391
    Ireland...............................................         --     282,583   --        282,583
    Israel................................................         --     215,920   --        215,920
    Italy.................................................      1,236     955,709   --        956,945
    Japan.................................................         --   6,748,852   --      6,748,852
    Netherlands...........................................         --     696,070   --        696,070
    New Zealand...........................................         --     265,273   --        265,273
    Norway................................................         --     317,186   --        317,186
    Portugal..............................................         --     229,484   --        229,484
    Singapore.............................................         --     433,878   --        433,878
    Spain.................................................         --     664,344   --        664,344
    Sweden................................................         --     944,885   --        944,885
    Switzerland...........................................         --   1,435,880   --      1,435,880
    United Kingdom........................................         --   6,758,334   --      6,758,334
Securities Lending Collateral.............................         --   3,113,029   --      3,113,029
                                                           ---------- -----------   --    -----------
TOTAL..................................................... $2,776,898 $29,999,940   --    $32,776,838
                                                           ========== ===========   ==    ===========

                                     1627

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At
July 31, 2013, The Fund consists of seventy-six operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Fund of Funds (International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund II and DFA VA Global Moderate Allocation Portfolio) invest in the funds indicated on the Schedule of Investments. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding Master Fund. Master Funds' shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund II and DFA VA Global Moderate Allocation Portfolio are valued at their respective daily net asset value. The Feeder Funds' (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) and the following Fund of Funds' (International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and Dimensional Retirement Equity Fund II), investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, International Social Core Equity Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the

                                     1628

Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and Dimensional Retirement Fixed Income Fund III (the "Fixed Income Portfolios") and DFA Commodity Strategy Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.


                                     1629

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives investment objectives and policies, the Portfolios may invest , either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

4. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, Selectively Hedged Global Equity Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, VA Global Bond Portfolio and DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At July 31, 2013, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):


                                     1630

ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                                                   UNREALIZED
                                                                     FOREIGN
  SETTLEMENT  CURRENCY                     CONTRACT    VALUE AT     EXCHANGE
    DATE      AMOUNT**      CURRENCY        AMOUNT   JULY 31, 2013 GAIN (LOSS)
  ----------  -------- ------------------- --------  ------------- -----------
  08/19/13        637  Australian Dollar   $    577    $    572      $  (5)
  08/19/13       (637) Australian Dollar       (583)       (572)         11
  08/14/13     (5,302) Canadian Dollar       (5,012)     (5,160)      (148)
  09/13/13      3,697  Euro                   4,847       4,919          72
  09/13/13    (12,099) Euro                 (15,559)    (16,098)      (539)
  08/12/13     (4,049) New Zealand Dollar    (3,137)     (3,232)       (95)
  08/26/13    (35,319) Swedish Krona         (5,357)     (5,416)       (59)
  08/14/13     (3,092) UK Pound Sterling     (4,608)     (4,703)       (95)
                                           --------    --------      ------
                                           $(28,832)   $(29,690)     $(858)
                                           ========    ========      ======

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                  UNREALIZED
                                                                    FOREIGN
  SETTLEMENT  CURRENCY                    CONTRACT    VALUE AT     EXCHANGE
    DATE      AMOUNT**      CURRENCY       AMOUNT   JULY 31, 2013 GAIN (LOSS)
  ----------  --------  ----------------- --------  ------------- -----------
  08/21/13      (1,753) Denmark Krone     $   (302)   $   (312)      $ (10)
  08/09/13      (4,807) Euro                (6,307)     (6,395)        (88)
  08/15/13     (18,048) Hong Kong Dollar    (2,326)     (2,327)         (1)
  10/09/13    (561,196) Japanese Yen        (5,556)     (5,734)       (178)
  09/18/13      (1,792) Swiss Franc         (1,952)     (1,937)         15
                                          --------    --------       -----
                                          $(16,443)   $(16,705)      $(262)
                                          ========    ========       =====

DFA COMMODITY STRATEGY PORTFOLIO

                                                                   UNREALIZED
                                                                     FOREIGN
  SETTLEMENT  CURRENCY                     CONTRACT    VALUE AT     EXCHANGE
    DATE      AMOUNT**      CURRENCY        AMOUNT   JULY 31, 2013 GAIN (LOSS)
  ----------  -------- ------------------- --------  ------------- -----------
  08/26/13     (7,139) Canadian Dollar     $ (6,843)   $ (6,947)     $  (104)
  08/20/13      4,164  Euro                   5,556       5,540          (16)
  08/20/13        464  Euro                     603         617           14
  08/20/13    (38,138) Euro                 (49,068)    (50,740)      (1,672)
  08/19/13    (14,807) New Zealand Dollar   (11,569)    (11,812)        (243)
                                           --------    --------      -------
                                           $(61,321)   $(63,342)     $(2,021)
                                           ========    ========      =======


                                     1631

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                      UNREALIZED
                                                                        FOREIGN
SETTLEMENT   CURRENCY                        CONTRACT     VALUE AT     EXCHANGE
  DATE       AMOUNT**        CURRENCY         AMOUNT    JULY 31, 2013 GAIN (LOSS)
----------  ----------  ------------------- ----------  ------------- -----------
08/06/13       106,441  Canadian Dollar     $  103,088    $ 103,620     $   532
08/06/13      (106,441) Canadian Dollar       (101,149)    (103,620)     (2,471)
08/08/13      (107,505) Canadian Dollar       (101,899)    (104,651)     (2,752)
08/12/13      (109,488) Canadian Dollar       (103,649)    (106,572)     (2,923)
08/14/13      (116,836) Canadian Dollar       (110,422)    (113,718)     (3,296)
08/19/13      (124,538) Canadian Dollar      (118,292)     (121,200)     (2,908)
08/27/13      (113,856) Canadian Dollar       (109,962)    (110,783)       (821)
08/28/13      (114,790) Canadian Dollar       (111,348)    (111,689)       (341)
09/05/13      (105,834) Canadian Dollar       (102,427)    (102,956)       (529)
09/13/13      (108,489) Canadian Dollar       (102,767)    (105,518)     (2,751)
09/05/13      (418,546) Denmark Krone          (73,190)     (74,713)     (1,523)
09/11/13       (50,215) Denmark Krone           (8,820)      (8,964)       (144)
09/11/13      (345,780) Denmark Krone          (61,591)     (61,728)       (137)
08/02/13        87,172  Euro                   115,824      115,968         144
08/02/13       (87,172) Euro                  (113,427)    (115,969)     (2,542)
08/05/13       102,295  Euro                   135,275      136,088         813
08/05/13      (102,295) Euro                  (133,363)    (136,089)     (2,726)
08/13/13       (89,233) Euro                  (118,885)    (118,715)        170
08/16/13      (106,808) Euro                  (143,037)    (142,098)        939
08/19/13       (93,845) Euro                  (125,255)    (124,854)        401
08/20/13         2,232  Euro                     2,921        2,970          49
08/20/13         1,824  Euro                     2,419        2,426           7
08/20/13      (108,624) Euro                  (139,718)    (144,516)     (4,798)
08/21/13      (105,107) Euro                  (135,334)    (139,838)     (4,504)
08/22/13      (102,374) Euro                  (132,433)    (136,202)     (3,769)
08/23/13      (105,900) Euro                  (141,931)    (140,894)      1,037
08/26/13        (1,233) Euro                    (1,618)      (1,640)        (22)
08/26/13        (1,936) Euro                    (2,530)      (2,576)        (46)
08/26/13        (2,309) Euro                    (3,030)      (3,072)        (42)
08/26/13        (4,564) Euro                    (5,976)      (6,072)        (96)
08/26/13        (4,922) Euro                    (6,514)      (6,548)        (34)
08/26/13       (71,108) Euro                   (93,956)     (94,606)       (650)
08/27/13        (3,593) Euro                    (4,739)      (4,780)        (41)
08/27/13       (79,156) Euro                  (103,802)    (105,314)     (1,512)
08/29/13       (96,425) Euro                  (125,689)    (128,291)     (2,602)
09/03/13      (108,249) Euro                  (140,968)    (144,024)     (3,056)
09/04/13      (102,357) Euro                  (133,574)    (136,186)     (2,612)
09/11/13      (106,206) Euro                  (136,164)    (141,310)     (5,146)
09/27/13       (99,883) Euro                  (131,796)    (132,905)     (1,109)
10/01/13       (86,565) Euro                  (115,043)    (115,186)       (143)
10/04/13      (102,805) Euro                  (135,979)    (136,796)       (817)
08/30/13    (2,967,915) Japanese Yen           (29,557)     (30,317)       (760)
08/22/13        13,811  New Zealand Dollar      10,966       11,016          50

                                     1632

  08/22/13     2,085  New Zealand Dollar        1,644        1,663        19
  08/22/13  (165,361) New Zealand Dollar     (130,299)    (131,891)   (1,592)
  08/06/13  (241,598) Norwegian Krone         (39,689)     (40,993)   (1,304)
  08/19/13   (57,552) UK Pound Sterling       (85,711)     (87,540)   (1,829)
                                          -----------  -----------  --------
                                          $(3,343,396) $(3,401,583) $(58,187)
                                          ===========  ===========  ========

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                                                                   UNREALIZED
                                                                     FOREIGN
  SETTLEMENT  CURRENCY                     CONTRACT    VALUE AT     EXCHANGE
    DATE      AMOUNT**      CURRENCY        AMOUNT   JULY 31, 2013 GAIN (LOSS)
  ----------  -------- ------------------- --------  ------------- -----------
  08/02/13     13,071  Australian Dollar   $ 12,097    $ 11,749       $(348)
  08/02/13      5,000  Australian Dollar      4,785       4,494        (291)
  08/02/13      5,000  Australian Dollar      4,783       4,494        (289)
  08/02/13      5,000  Australian Dollar      4,728       4,494        (234)
  08/02/13      5,000  Australian Dollar      4,727       4,494        (233)
  08/02/13      3,000  Australian Dollar      2,885       2,697        (188)
  08/02/13    (36,071) Australian Dollar    (32,814)    (32,423)        391
  09/04/13     37,769  Australian Dollar     34,280      33,871        (409)
  08/12/13     12,304  Canadian Dollar       11,804      11,976         172
  08/12/13      6,667  Canadian Dollar        6,486       6,490           4
  08/12/13      5,000  Canadian Dollar        4,903       4,867         (36)
  08/12/13      5,000  Canadian Dollar        4,902       4,867         (35)
  08/12/13      5,000  Canadian Dollar        4,886       4,867         (19)
  08/12/13      5,000  Canadian Dollar        4,886       4,867         (19)
  08/12/13      3,000  Canadian Dollar        2,941       2,920         (21)
  08/12/13      3,000  Canadian Dollar        2,940       2,920         (20)
  08/16/13     19,504  Euro                  26,033      25,948         (85)
  08/16/13     11,649  Euro                  15,616      15,498        (118)
  08/16/13    (31,153) Euro                 (41,617)    (41,446)        171
  08/22/13     20,296  Euro                  27,205      27,001        (204)
  08/22/13    (20,296) Euro                 (26,255)    (27,002)       (747)
  08/06/13      7,359  New Zealand Dollar     5,850       5,876          26
  08/06/13      6,000  New Zealand Dollar     4,800       4,791          (9)
  08/06/13      6,000  New Zealand Dollar     4,800       4,791          (9)

                                     1633

      08/06/13    6,000  New Zealand Dollar     4,727     4,791       64
      08/06/13    6,000  New Zealand Dollar     4,725     4,791       66
      08/06/13    6,000  New Zealand Dollar     4,709     4,791       82
      08/06/13    6,000  New Zealand Dollar     4,708     4,791       83
      08/06/13    5,000  New Zealand Dollar     3,968     3,992       24
      08/06/13   64,316  Norwegian Krone       11,192    10,913     (279)
      08/06/13   28,000  Norwegian Krone        4,860     4,751     (109)
      08/06/13   28,000  Norwegian Krone        4,859     4,751     (108)
      08/06/13   28,000  Norwegian Krone        4,852     4,751     (101)
      08/06/13   28,000  Norwegian Krone        4,852     4,751     (101)
      08/06/13   28,000  Norwegian Krone        4,852     4,751     (101)
      08/06/13   28,000  Norwegian Krone        4,851     4,751     (100)
      08/06/13   28,000  Norwegian Krone        4,848     4,751      (97)
      08/06/13   28,000  Norwegian Krone        4,848     4,751      (97)
      08/06/13   28,000  Norwegian Krone        4,841     4,751      (90)
      08/06/13   28,000  Norwegian Krone        4,840     4,751      (89)
      08/06/13   25,000  Norwegian Krone        4,340     4,242      (98)
      08/06/13   25,000  Norwegian Krone        4,340     4,242      (98)
      08/06/13   10,300  Norwegian Krone        1,784     1,748      (36)
      08/15/13   (6,891) Singapore Dollar      (5,461)   (5,423)      38
      09/09/13  147,854  Swedish Krona         22,001    22,664      663
      09/09/13  147,854  Swedish Krona         21,995    22,664      669
                                             --------  --------  -------
                                             $227,182  $224,817  $(2,365)
                                             ========  ========  =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                 UNREALIZED
                                                                   FOREIGN
    SETTLEMENT  CURRENCY                 CONTRACT    VALUE AT     EXCHANGE
      DATE      AMOUNT**    CURRENCY      AMOUNT   JULY 31, 2013 GAIN (LOSS)
    ----------  --------  -------------- --------  ------------- -----------
    08/16/13    (390,617) Denmark Krone  $(68,826)   $(69,712)      $(886)
    09/11/13    (344,557) Denmark Krone   (61,381)    (61,510)       (129)

                                     1634

       08/02/13    85,274  Euro                113,286   113,443     157
       08/02/13   (11,869) Euro                (15,412)  (15,790)   (378)
       08/02/13   (36,703) Euro                (47,760)  (48,827) (1,067)
       08/02/13   (36,703) Euro                (47,763)  (48,827) (1,064)
       08/09/13    (2,660) Euro                 (3,549)   (3,539)     10
       08/09/13   (39,497) Euro                (52,184)  (52,546)   (362)
       08/09/13   (39,497) Euro                (52,237)  (52,546)   (309)
       08/13/13    15,459  Euro                 19,773    20,566     793
       08/13/13  (110,220) Euro               (146,672) (146,637)     35
       08/21/13    (2,521) Euro                 (3,282)   (3,354)    (72)
       08/21/13   (85,858) Euro               (110,548) (114,229) (3,681)
       08/22/13    17,042  Euro                 22,605    22,674      69
       08/22/13     9,843  Euro                 12,918    13,096     178
       08/22/13  (105,596) Euro               (136,620) (140,488) (3,868)
       08/23/13    19,459  Euro                 25,506    25,889     383
       08/23/13  (103,421) Euro               (138,593) (137,595)    998
       08/27/13    15,855  Euro                 20,829    21,095     266
       08/27/13  (104,808) Euro               (137,423) (139,442) (2,019)
       08/29/13    15,816  Euro                 21,039    21,043       4
       08/29/13   (23,823) Euro                (31,065)  (31,696)   (631)
       08/29/13   (23,823) Euro                (31,070)  (31,696)   (626)
       08/29/13   (23,823) Euro                (31,076)  (31,696)   (620)
       08/29/13   (23,823) Euro                (31,081)  (31,696)   (615)
       09/03/13    11,770  Euro                 15,497    15,660     163
       09/03/13     3,201  Euro                  4,122     4,259     137
       09/03/13  (110,563) Euro               (143,981) (147,103) (3,122)
       09/11/13    16,593  Euro                 21,963    22,078     115
       09/11/13   (49,748) Euro                (63,856)  (66,191) (2,335)
       09/11/13   (49,748) Euro                (63,859)  (66,191) (2,332)
       09/12/13    10,447  Euro                 13,878    13,900      22
       09/12/13    10,447  Euro                 13,878    13,900      22
       09/12/13   (96,497) Euro               (124,197) (128,393) (4,196)
       09/13/13    17,423  Euro                 22,978    23,182     204
       09/13/13    15,062  Euro                 19,683    20,041     358
       09/13/13  (107,945) Euro               (138,828) (143,625) (4,797)
       10/01/13   (85,778) Euro               (113,979) (114,138)   (159)
       08/20/13    (9,736) Singapore Dollar     (7,688)   (7,661)     27
       08/20/13   (10,117) Singapore Dollar     (7,989)   (7,961)     28
       08/20/13   (34,524) Singapore Dollar    (27,282)  (27,167)    115
       08/01/13    66,328  UK Pound Sterling   101,798   100,901    (897)
       08/01/13    11,314  UK Pound Sterling    17,211    17,211      --
       08/01/13   (77,642) UK Pound Sterling  (117,428) (118,112)   (684)
       08/09/13     7,631  UK Pound Sterling    11,409    11,607     198

                                     1635

   08/09/13  (69,594) UK Pound Sterling     (105,390)    (105,865)     (475)
   08/12/13  (57,213) UK Pound Sterling      (85,407)     (87,030)   (1,623)
   08/19/13  (61,031) UK Pound Sterling      (90,893)     (92,832)   (1,939)
   08/20/13  (63,660) UK Pound Sterling      (96,078)     (96,831)     (753)
   08/22/13  (67,504) UK Pound Sterling     (102,936)    (102,675)      261
   09/27/13  (65,270) UK Pound Sterling     (100,005)     (99,255)      750
   10/01/13  (66,238) UK Pound Sterling     (101,618)    (100,725)      893
                                         -----------  -----------  --------
                                         $(2,159,583) $(2,193,036) $(33,453)
                                         ===========  ===========  ========

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT   CURRENCY                       CONTRACT    VALUE AT     EXCHANGE
  DATE       AMOUNT**        CURRENCY        AMOUNT   JULY 31, 2013 GAIN (LOSS)
----------  ----------  ------------------- --------  ------------- -----------
08/27/13          (564) Canadian Dollar     $   (546)   $   (549)      $  (3)
08/27/13       (12,503) Canadian Dollar      (12,073)    (12,165)        (92)
08/23/13           578  Denmark Krone            103         103          --
08/23/13           589  Denmark Krone            103         105           2
08/23/13          (576) Denmark Krone           (101)       (103)         (2)
08/23/13        (2,422) Denmark Krone           (428)       (432)         (4)
08/23/13        (3,046) Denmark Krone           (537)       (544)         (7)
08/23/13       (42,120) Denmark Krone         (7,572)     (7,518)         54
08/19/13           780  Euro                   1,015       1,038          23
08/19/13          (184) Euro                    (242)       (244)         (2)
08/19/13          (474) Euro                    (624)       (631)         (7)
08/19/13          (620) Euro                    (819)       (825)         (6)
08/19/13          (695) Euro                    (913)       (924)        (11)
08/19/13          (875) Euro                  (1,136)     (1,164)        (28)
08/19/13          (916) Euro                  (1,197)     (1,219)        (22)
08/19/13        (1,335) Euro                  (1,751)     (1,775)        (24)
08/19/13       (69,021) Euro                 (92,142)    (91,827)        315
08/05/13        (2,936) Japanese Yen             (30)        (30)         --
08/07/13        84,831  Japanese Yen             897         866         (31)
08/07/13        71,056  Japanese Yen             695         726          31
08/07/13        62,375  Japanese Yen             657         637         (20)
08/07/13        32,027  Japanese Yen             334         327          (7)
08/07/13       (33,050) Japanese Yen            (334)       (338)         (4)
08/07/13       (46,356) Japanese Yen            (462)       (473)        (11)
08/07/13       (60,147) Japanese Yen            (604)       (614)        (10)
08/07/13       (81,507) Japanese Yen            (820)       (832)        (12)
08/07/13    (3,003,727) Japanese Yen         (30,309)    (30,679)       (370)
08/20/13           (74) New Zealand Dollar       (59)        (59)         --

                                     1636

      08/20/13   (5,794) New Zealand Dollar     (4,544)    (4,622)   (78)
      08/28/13  (22,615) Norwegian Krone        (3,809)    (3,834)   (25)
      08/05/13   10,307  Singapore Dollar        8,087      8,110     23
      08/05/13     (143) Singapore Dollar         (112)      (112)    --
      08/05/13  (10,164) Singapore Dollar       (8,020)    (7,998)    22
      09/05/13  (10,144) Singapore Dollar       (7,960)    (7,982)   (22)
      08/29/13      425  Swedish Krona              63         65      2
      08/29/13  (20,788) Swedish Krona          (3,129)    (3,187)   (58)
      08/05/13   27,273  UK Pound Sterling      41,292     41,489    197
      08/05/13      290  UK Pound Sterling         446        441     (5)
      08/05/13   (1,220) UK Pound Sterling      (1,856)    (1,856)    --
      08/05/13  (26,344) UK Pound Sterling     (40,097)   (40,074)    23
      09/05/13  (27,529) UK Pound Sterling     (41,669)   (41,868)  (199)
                                             ---------  ---------  -----
                                             $(210,203) $(210,571) $(368)
                                             =========  =========  =====

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                                                                   UNREALIZED
                                                                     FOREIGN
 SETTLEMENT  CURRENCY                      CONTRACT    VALUE AT     EXCHANGE
   DATE      AMOUNT**      CURRENCY         AMOUNT   JULY 31, 2013 GAIN (LOSS)
 ----------  --------  ------------------ ---------  ------------- -----------
 09/03/13     (29,086) Euro               $ (37,898)   $ (38,698)    $  (800)
 08/19/13      (9,835) Singapore Dollar      (7,766)      (7,740)         26
 08/09/13     (41,918) UK Pound Sterling    (63,475)     (63,765)       (290)
                                          ---------    ---------     -------
                                          $(109,139)   $(110,203)    $(1,064)
                                          =========    =========     =======

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                                                              UNREALIZED
                                                                FOREIGN
      SETTLEMENT  CURRENCY            CONTRACT    VALUE AT     EXCHANGE
        DATE      AMOUNT**  CURRENCY   AMOUNT   JULY 31, 2013 GAIN (LOSS)
      ----------  --------  --------  --------  ------------- -----------
      08/19/13         213   Euro     $    280    $    284        $ 4
      08/19/13         130   Euro          168         172          4
      08/19/13        (218)  Euro         (281)       (290)        (9)
      08/19/13     (11,004)  Euro      (14,686)    (14,640)        46
                                      --------    --------        ---
                                      $(14,519)   $(14,474)       $45
                                      ========    ========        ===


                                     1637

VA GLOBAL BOND PORTFOLIO

                                                                  UNREALIZED
                                                                    FOREIGN
  SETTLEMENT  CURRENCY                    CONTRACT    VALUE AT     EXCHANGE
    DATE      AMOUNT**     CURRENCY        AMOUNT   JULY 31, 2013 GAIN (LOSS)
  ----------  -------- ------------------ --------  ------------- -----------
  08/27/13    (23,602) Denmark Krone      $ (4,167)   $ (4,213)     $   (46)
  08/22/13      1,111  Euro                  1,430       1,478           48
  08/22/13        965  Euro                  1,270       1,283           13
  08/22/13        516  Euro                    677         686            9
  08/22/13        371  Euro                    494         493           (1)
  08/22/13    (28,138) Euro                (36,408)    (37,436)      (1,028)
  08/20/13     (1,973) Singapore Dollar     (1,558)     (1,552)           6
  08/20/13     (8,030) UK Pound Sterling   (12,120)    (12,214)         (94)
                                          --------    --------      -------
                                          $(50,382)   $(51,475)     $(1,093)
                                          ========    ========      =======

** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

5. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

The DFA Commodity Strategy Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the

                                     1638

Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change would be reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

At July 31, 2013, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):


                                     1639

                                                                                                 APPROXIMATE
                                                       EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                      DESCRIPTION         DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                  -------------------- ---------- --------- -------- ----------- -----------
Enhanced U.S. Large Company
  Portfolio...................... S&P 500 Index        09/20/2013    458    $192,417   $7,277         --
Selectively Hedged Global Equity
  Portfolio...................... S&P 500 Index Emini  09/20/2013     34       2,857       92       $119

Securities have been segregated as collateral for open futures contracts.

At July 31, 2013, Dimension Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED
    DESCRIPTION                       DATE    CONTRACTS  AMOUNT  GAIN (LOSS)
    -----------                    ---------- --------- -------- -----------
    Brent Crude Oil Futures         10/16/13     14     $ 1,488     $  1
    CBT Corn Futures                12/13/13     55       1,317       --
    CBT Soybean Futures             11/14/13     21       1,267      (58)
    CBT Soybean Meal Futures        12/13/13     17         621      (25)
    CBT Soybean Oil Futures         12/13/13     24         615      (33)
    CBT Wheat Futures               12/13/13     24         812        5
    Coffee 'C' Futures              12/18/13     12         546      (12)
    Copper Futures                  12/27/13     21       1,646       37
    Cotton No. 2 Futures            12/06/13     12         511       (1)
    Gasoline RBOB Futures           10/31/13      8         940        9
    Gold 100 Oz Futures             12/27/13     18       2,363       24
    Heating Oil Futures             10/31/13      7         898       13
    LME Primary Aluminum Futures    11/18/13     25       1,134       14
    LME Nickel Futures              11/18/13      6         500       10
    LME Zinc Futures                11/18/13     13         601        2
    Lean Hogs Futures               10/14/13     15         500      (13)
    Light Sweet Crude Oil Futures   10/22/13     26       2,677       38
    Live Cattle Futures             10/31/13     16         803       (3)
    Natural Gas Futures             10/29/13     85       3,038       14
    Silver Futures                  12/27/13      7         689       (3)
    Sugar #11 Futures               09/30/13     49         931       39
    Wheat Futures                   12/13/13     24         860        6
                                                        -------     ----
                                                        $24,757     $ 64
                                                        =======     ====

Securities have been segregated as collateral for open futures contracts.

7. Commodity-Linked Derivatives: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2013, the DFA Commodity Strategy Portfolio held $123,355,114 in the Subsidiary, representing 17.76% of DFA Commodity Strategy Portfolio's total assets.

                                     1640

At July 31, 2013, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                                 UNREALIZED
                                       EXPIRATION     NOTIONAL  APPRECIATION
   COUNTERPARTY                           DATE         AMOUNT  (DEPRECIATION)
   ------------                        ----------     -------- --------------
   Citibank, N.A......................  09/30/13  USD  $2,886       $ 63
   Deutsche Bank AG, London Branch....  08/28/13  USD   2,248         55
   UBS AG.............................  10/29/13  USD   2,404         59
                                                       ------       ----
                                                       $7,538       $177
                                                       ======       ====

8. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

                                     1641

FEDERAL TAX COST

At July 31, 2013, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio.......................... $   196,341,477
U.S. Large Cap Value Portfolio.................................   7,339,206,415
U.S. Targeted Value Portfolio..................................   3,358,256,416
U.S. Small Cap Value Portfolio.................................   7,747,161,024
U.S. Core Equity 1 Portfolio...................................   5,514,444,835
U.S. Core Equity 2 Portfolio...................................   7,374,355,744
U.S. Vector Equity Portfolio...................................   2,198,360,971
U.S. Small Cap Portfolio.......................................   6,129,617,807
U.S. Micro Cap Portfolio.......................................   3,665,547,749
DFA Real Estate Securities Portfolio...........................   3,718,155,785
Large Cap International Portfolio..............................   2,292,493,299
International Core Equity Portfolio............................   8,619,240,914
International Small Company Portfolio..........................   6,761,439,620
Japanese Small Company Portfolio...............................     419,290,795
Asia Pacific Small Company Portfolio...........................     287,771,450
United Kingdom Small Company Portfolio.........................      22,766,634
Continental Small Company Portfolio............................     105,852,686
DFA International Real Estate Securities Portfolio.............   2,039,432,705
DFA Global Real Estate Securities Portfolio....................   1,399,936,704
DFA International Small Cap Value Portfolio....................  10,136,081,654
International Vector Equity Portfolio..........................     707,248,400
World ex U.S. Value Portfolio..................................      83,556,536
World ex U.S. Targeted Value Portfolio.........................      67,954,514
World ex U.S. Core Equity Portfolio............................      75,357,953
Selectively Hedged Global Equity Portfolio.....................      67,658,422
Emerging Markets Portfolio.....................................   2,466,797,810
Emerging Markets Small Cap Portfolio...........................   3,491,069,899
Emerging Markets Value Portfolio...............................  18,683,782,684
Emerging Markets Core Equity Portfolio.........................  11,836,013,196
U.S. Large Cap Equity Portfolio................................     116,397,394
DFA Commodity Strategy Portfolio...............................     668,083,138
DFA One-Year Fixed Income Portfolio............................   8,115,928,621
DFA Two-Year Global Fixed Income Portfolio.....................   5,137,288,242
DFA Selectively Hedged Global Fixed Income Portfolio...........     967,373,779
DFA Short-Term Government Portfolio............................   1,701,612,371
DFA Five-Year Global Fixed Income Portfolio....................   7,770,557,281
DFA World ex U.S. Government Fixed Income Portfolio............     219,007,866
DFA Intermediate Government Fixed Income Portfolio.............   3,464,370,605
DFA Short-Term Extended Quality Portfolio......................   2,651,095,675
DFA Intermediate-Term Extended Quality Portfolio...............   1,366,708,614
DFA Investment Grade Portfolio.................................   1,217,536,627
DFA Inflation-Protected Securities Portfolio...................   2,535,718,920
DFA Short-Term Municipal Bond Portfolio........................   1,642,654,006
DFA Intermediate-Term Municipal Bond Portfolio.................     206,783,486
DFA California Short-Term Municipal Bond Portfolio.............     466,232,172
DFA California Intermediate-Term Municipal Bond Portfolio......      94,296,432
CSTG&E U.S. Social Core Equity 2 Portfolio.....................     111,062,948
CSTG&E International Social Core Equity Portfolio..............     115,266,837
Dimensional Retirement Equity Fund II..........................       1,025,329
Dimensional Retirement Fixed Income Fund II....................         373,581
Dimensional Retirement Fixed Income Fund III...................       2,368,176
U.S. Social Core Equity 2 Portfolio............................     381,694,917
U.S. Sustainability Core 1 Portfolio...........................     291,359,728
International Sustainability Core 1 Portfolio..................     178,441,488

                                     1642

DFA International Value ex Tobacco Portfolio..............    74,281,680
International Social Core Equity Portfolio................   129,874,457
Emerging Markets Social Core Equity Portfolio.............   695,309,188
Tax Managed U.S. Marketwide Value Portfolio............... 1,831,423,634
Tax Managed U.S. Equity Portfolio......................... 1,133,825,677
Tax Managed U.S. Targeted Value Portfolio................. 2,135,113,271
Tax Managed U.S. Small Cap Portfolio...................... 1,302,777,452
T.A. U.S. Core Equity 2 Portfolio......................... 2,754,430,002
Tax-Managed DFA International Value Portfolio............. 2,313,064,706
T.A. World ex U.S. Core Equity Portfolio.................. 1,369,892,256
LWAS/DFA International High Book to Market Portfolio......    62,989,924
VA U.S. Targeted Value Portfolio..........................   183,829,313
VA U.S. Large Value Portfolio.............................   191,636,927
VA International Value Portfolio..........................   128,145,078
VA International Small Portfolio..........................   112,095,284
VA Short-Term Fixed Portfolio.............................   131,027,207
VA Global Bond Portfolio..................................   163,320,321
DFA VA Global Moderate Allocation Portfolio...............    37,280,392
U.S. Large Cap Growth Portfolio...........................   195,046,982
U.S. Small Cap Growth Portfolio...........................   129,847,146
International Large Cap Growth Portfolio..................    27,864,868
International Small Cap Growth Portfolio..................    31,086,146

RECENTLY ISSUED ACCOUNTING STANDARDS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

                                     1643

Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1644

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
COMMON STOCKS -- (96.9%)
Consumer Discretionary -- (12.2%)
   #Autoliv, Inc.....................................     39,769 $    3,251,911
    Best Buy Co., Inc................................     18,980        571,108
    Carnival Corp....................................  2,385,423     88,332,214
    CBS Corp. Class A................................      7,236        386,041
    Comcast Corp. Class A............................ 10,008,890    451,200,761
    Comcast Corp. Special Class A....................  3,843,964    165,713,288
    Dillard's, Inc. Class A..........................    112,692      9,514,586
   #DR Horton, Inc...................................    379,593      7,629,819
   #GameStop Corp. Class A...........................    598,147     29,345,092
    Gannett Co., Inc.................................    206,600      5,322,016
  #*General Motors Co................................  2,958,409    106,118,131
  #*Hyatt Hotels Corp. Class A.......................     26,622      1,204,645
  #*JC Penney Co., Inc...............................  1,068,585     15,601,341
    Johnson Controls, Inc............................    168,677      6,782,502
   #Kohl's Corp......................................    187,232      9,919,551
    Lear Corp........................................     57,952      4,014,335
   #Lennar Corp. Class A.............................    203,031      6,876,660
    Lennar Corp. Class B.............................      4,312        117,502
   *Liberty Interactive Corp. Class A................  2,586,058     63,254,979
   *Liberty Ventures Series A........................    122,067     10,951,851
   *Madison Square Garden Co. (The) Class A..........      5,030        296,619
  #*MGM Resorts International........................  2,389,018     38,964,884
   *Mohawk Industries, Inc...........................    365,371     43,475,495
   *News Corp. Class A...............................    155,956      2,484,379
   *News Corp. Class B...............................     31,823        512,032
  #*Penn National Gaming, Inc........................    286,620     14,328,134
    Royal Caribbean Cruises, Ltd.....................  1,043,290     39,738,916
  #*Sears Holdings Corp..............................    530,407     24,292,641
    Service Corp. International/US...................    219,283      4,159,799
   #Staples, Inc.....................................  1,418,648     24,145,389
    Time Warner Cable, Inc...........................  1,921,256    219,157,672
    Time Warner, Inc.................................  4,954,188    308,447,745
  #*Toll Brothers, Inc...............................    329,804     10,840,657
   *TRW Automotive Holdings Corp.....................     16,585      1,215,846
    Twenty-First Century Fox, Inc. Class A...........    623,826     18,639,921
    Twenty-First Century Fox, Inc. Class B...........    127,292      3,817,487
   #Washington Post Co. (The) Class B................     32,261     17,335,771
    Whirlpool Corp...................................     12,000      1,607,280
    Wyndham Worldwide Corp...........................        200         12,460
                                                                 --------------
Total Consumer Discretionary.........................             1,759,581,460
                                                                 --------------
Consumer Staples -- (7.3%)
    Archer-Daniels-Midland Co........................  3,155,848    115,093,776
    Beam, Inc........................................     69,924      4,544,361
    Bunge, Ltd.......................................    553,069     42,038,775
   *Constellation Brands, Inc. Class A...............    933,566     48,629,453
   *Constellation Brands, Inc. Class B...............        153          8,048
    CVS Caremark Corp................................  6,399,483    393,504,209
   #JM Smucker Co. (The).............................    539,640     60,720,293
   #Molson Coors Brewing Co. Class B.................    763,563     38,223,964
    Mondelez International, Inc. Class A.............  8,338,636    260,749,148

                                     1645

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
   #Safeway, Inc...................................... 1,082,518 $   27,918,139
  #*Smithfield Foods, Inc.............................   756,389     25,112,115
    Tyson Foods, Inc. Class A......................... 1,426,374     39,396,450
                                                                 --------------
Total Consumer Staples................................            1,055,938,731
                                                                 --------------
Energy -- (18.8%)
    Anadarko Petroleum Corp........................... 2,484,468    219,925,107
    Apache Corp....................................... 1,292,850    103,751,212
  #*Atwood Oceanics, Inc..............................     4,143        233,417
    Baker Hughes, Inc................................. 1,468,993     69,674,338
   #Chesapeake Energy Corp............................ 3,251,150     75,751,795
    Chevron Corp...................................... 4,023,915    506,570,659
    Cimarex Energy Co.................................    44,015      3,364,066
    ConocoPhillips.................................... 6,077,526    394,188,336
   *Denbury Resources, Inc............................ 1,418,579     24,825,133
    Devon Energy Corp................................. 1,356,192     74,604,122
   #Helmerich & Payne, Inc............................   515,834     32,600,709
    Hess Corp......................................... 1,567,373    116,706,594
    HollyFrontier Corp................................   271,670     12,374,569
    Marathon Oil Corp................................. 3,447,108    125,336,847
    Marathon Petroleum Corp........................... 1,791,952    131,403,840
   #Murphy Oil Corp...................................   728,510     49,334,697
    Nabors Industries, Ltd............................ 1,355,841     20,866,393
    National Oilwell Varco, Inc....................... 1,661,481    116,586,122
   *Newfield Exploration Co...........................    13,842        340,513
    Noble Corp........................................   575,705     21,991,931
    Occidental Petroleum Corp......................... 1,357,073    120,847,351
    Patterson-UTI Energy, Inc.........................   732,485     14,481,228
   #Peabody Energy Corp...............................    99,715      1,651,280
    Phillips 66....................................... 2,926,797    179,998,015
    Pioneer Natural Resources Co......................   103,767     16,058,981
    QEP Resources, Inc................................   436,302     13,302,848
   *Rowan Cos. P.L.C. Class A.........................   595,894     20,468,959
   *Superior Energy Services, Inc.....................    56,288      1,442,099
    Tesoro Corp.......................................   605,336     34,413,352
   #Tidewater, Inc....................................   227,025     13,392,205
    Transocean, Ltd................................... 1,280,391     60,383,240
    Valero Energy Corp................................ 2,806,975    100,405,496
  #*Weatherford International, Ltd.................... 1,184,215     16,531,641
   *Whiting Petroleum Corp............................   151,243      7,784,477
                                                                 --------------
Total Energy..........................................            2,701,591,572
                                                                 --------------
Financials -- (25.0%)
   *Alleghany Corp....................................       666        268,984
    Allied World Assurance Co. Holdings AG............   188,355     17,827,801
    Allstate Corp. (The)..............................   374,736     19,104,041
   *American Capital, Ltd.............................   802,500     10,962,150
    American Financial Group, Inc.....................   491,543     25,407,858
   *American International Group, Inc................. 7,237,883    329,396,055
    American National Insurance Co....................    70,315      7,910,437
    Assurant, Inc.....................................   396,269     21,461,929
    Assured Guaranty, Ltd.............................    29,746        643,703

                                     1646

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    Axis Capital Holdings, Ltd.......................    613,817 $   26,737,868
    Bank of America Corp............................. 38,925,898    568,318,111
    Bank of New York Mellon Corp. (The)..............  3,633,937    114,287,319
    Capital One Financial Corp.......................  1,565,964    108,082,835
    Citigroup, Inc................................... 10,372,454    540,819,752
   #CME Group, Inc...................................  1,599,345    118,319,543
    CNA Financial Corp...............................    606,106     21,522,824
   *E*TRADE Financial Corp...........................     76,389      1,138,196
    Everest Re Group, Ltd............................    189,760     25,338,653
    First Niagara Financial Group, Inc...............     53,740        574,481
   *Genworth Financial, Inc. Class A.................  2,390,330     31,050,387
    Goldman Sachs Group, Inc. (The)..................    625,080    102,531,872
   #Hartford Financial Services Group, Inc...........  2,129,813     65,726,029
    Hudson City Bancorp, Inc.........................     71,664        685,108
    JPMorgan Chase & Co..............................  4,114,966    229,327,055
    KeyCorp..........................................  3,863,464     47,481,973
   #Legg Mason, Inc..................................    659,937     22,695,233
    Leucadia National Corp...........................     83,263      2,233,946
   #Lincoln National Corp............................  1,442,787     60,120,934
    Loews Corp.......................................  2,050,343     93,393,124
   *Markel Corp......................................        240        127,200
    MetLife, Inc.....................................  4,759,859    230,472,373
    Morgan Stanley...................................  6,759,966    183,938,675
    NASDAQ OMX Group, Inc. (The).....................    815,514     26,422,654
    NYSE Euronext....................................     44,674      1,883,456
    Old Republic International Corp..................  1,267,693     18,318,164
   #PartnerRe, Ltd...................................    193,939     17,365,298
   #People's United Financial, Inc...................    138,880      2,083,200
   #Principal Financial Group, Inc...................    472,548     20,489,681
    Prudential Financial, Inc........................  2,327,738    183,821,470
    Regions Financial Corp...........................  5,736,388     57,421,244
    Reinsurance Group of America, Inc................    363,743     24,767,261
    SunTrust Banks, Inc..............................  2,564,707     89,226,157
    Unum Group.......................................  1,374,339     43,484,086
   #Validus Holdings, Ltd............................    162,943      5,773,070
    XL Group P.L.C...................................  1,435,288     44,996,279
   #Zions BanCorp....................................    777,171     23,035,348
                                                                 --------------
Total Financials.....................................             3,586,993,817
                                                                 --------------
Health Care -- (8.0%)
    Aetna, Inc.......................................  1,954,348    125,410,511
   *Bio-Rad Laboratories, Inc. Class A...............      1,222        149,072
  #*Boston Scientific Corp...........................  6,689,559     73,049,984
   *CareFusion Corp..................................    917,825     35,400,510
    Cigna Corp.......................................    360,321     28,043,783
    Community Health Systems, Inc....................     12,853        592,009
   *Express Scripts Holding Co.......................  1,006,098     65,949,724
   *Forest Laboratories, Inc.........................    437,448     19,055,235
   *Hologic, Inc.....................................  1,229,548     27,910,740
  #*Hospira, Inc.....................................     21,355        869,149
    Humana, Inc......................................    698,778     63,770,480
   *Life Technologies Corp...........................    112,073      8,360,646
   #Omnicare, Inc....................................    574,710     30,338,941

                                     1647

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                                        SHARES       VALUE+
                                                      ---------- --------------
Health Care -- (Continued)
    PerkinElmer, Inc.................................    288,919 $    9,849,249
    Pfizer, Inc......................................  7,354,213    214,963,646
   #Teleflex, Inc....................................     91,713      7,284,764
    Thermo Fisher Scientific, Inc....................  1,932,026    176,026,889
    UnitedHealth Group, Inc..........................    741,485     54,017,182
   #WellPoint, Inc...................................  1,824,634    156,115,685
    Zoetis, Inc......................................  1,744,723     52,010,192
                                                                 --------------
Total Health Care....................................             1,149,168,391
                                                                 --------------
Industrials -- (11.9%)
   #ADT Corp. (The)..................................    686,732     27,524,219
   *AECOM Technology Corp............................      9,284        314,728
    AGCO Corp........................................    253,578     14,263,762
    CNH Global NV....................................      6,633        311,685
    CSX Corp.........................................  5,517,066    136,878,407
    Eaton Corp. P.L.C................................  1,456,642    100,435,466
  #*Engility Holdings, Inc...........................     53,762      1,752,104
    FedEx Corp.......................................    569,059     60,320,254
    Fortune Brands Home & Security, Inc..............    639,935     26,435,715
    General Electric Co.............................. 19,480,526    474,740,419
  #*Hertz Global Holdings, Inc.......................  1,017,021     26,045,908
  #*Jacobs Engineering Group, Inc....................    103,271      6,113,643
    KBR, Inc.........................................     40,646      1,271,407
    Kennametal, Inc..................................     20,362        882,489
    L-3 Communications Holdings, Inc.................    407,736     37,980,608
    Manpowergroup, Inc...............................     17,135      1,145,817
    Norfolk Southern Corp............................  1,681,939    123,050,657
    Northrop Grumman Corp............................  1,364,645    125,629,219
   *Owens Corning....................................    579,048     22,866,606
    Pentair, Ltd.....................................    496,227     30,309,545
  #*Quanta Services, Inc.............................    554,686     14,871,132
    Regal-Beloit Corp................................      6,550        423,654
   #Republic Services, Inc...........................  1,137,001     38,555,704
    Southwest Airlines Co............................  3,905,821     54,017,504
    SPX Corp.........................................     22,870      1,747,497
    Stanley Black & Decker, Inc......................    552,677     46,767,528
   #Trinity Industries, Inc..........................     16,136        635,274
    Triumph Group, Inc...............................     82,311      6,458,121
    Union Pacific Corp...............................  1,891,022    299,897,179
  #*United Rentals, Inc..............................     73,167      4,193,932
    URS Corp.........................................    378,541     17,602,156
  #*WESCO International, Inc.........................      7,079        536,447
                                                                 --------------
Total Industrials....................................             1,703,978,786
                                                                 --------------
Information Technology -- (5.8%)
    Activision Blizzard, Inc.........................  2,620,144     47,110,189
    AOL, Inc.........................................     60,911      2,243,961
   *Arrow Electronics, Inc...........................    568,882     25,969,463
   *Avnet, Inc.......................................    711,662     26,808,308
    Computer Sciences Corp...........................    783,742     37,353,144
    Corning, Inc.....................................  4,807,349     73,023,631
    Fidelity National Information Services, Inc......  1,328,465     57,336,549

                                     1648

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                        ---------- ------------
Information Technology -- (Continued)
  #*First Solar, Inc...................................     23,146 $  1,139,709
    Hewlett-Packard Co.................................  8,874,116  227,887,299
   *Ingram Micro, Inc. Class A.........................    741,670   16,932,326
    Jabil Circuit, Inc.................................     21,310      489,917
   *Juniper Networks, Inc..............................    547,475   11,863,783
   *Lam Research Corp..................................    152,965    7,528,937
    Marvell Technology Group, Ltd......................    150,218    1,948,328
   *Micron Technology, Inc.............................  3,654,213   48,418,322
   #Molex, Inc.........................................     12,162      362,793
    Molex, Inc. Class A................................      1,663       41,708
   #NVIDIA Corp........................................    427,944    6,175,232
   #SAIC, Inc..........................................    146,538    2,240,566
   *SanDisk Corp.......................................    189,199   10,428,649
    Western Digital Corp...............................    902,209   58,084,215
    Xerox Corp.........................................  5,490,094   53,253,912
   *Yahoo!, Inc........................................  4,116,468  115,631,586
                                                                   ------------
Total Information Technology...........................             832,272,527
                                                                   ------------
Materials -- (3.0%)
   #Alcoa, Inc.........................................  5,212,834   41,442,030
    Ashland, Inc.......................................    376,837   32,724,525
    Cytec Industries, Inc..............................     69,176    5,388,810
    Domtar Corp........................................        736       51,159
    Freeport-McMoRan Copper & Gold, Inc................  2,353,614   66,560,204
    International Paper Co.............................  2,212,961  106,908,146
    MeadWestvaco Corp..................................    848,260   31,343,207
    Mosaic Co. (The)...................................    407,332   16,737,272
    Newmont Mining Corp................................    381,443   11,443,290
   #Nucor Corp.........................................    698,895   32,694,308
    Reliance Steel & Aluminum Co.......................    363,907   25,546,271
    Rock Tenn Co. Class A..............................     95,019   10,865,423
    Sealed Air Corp....................................    290,374    7,909,788
    Steel Dynamics, Inc................................    893,527   13,903,280
   #Vulcan Materials Co................................    576,439   27,196,392
    Westlake Chemical Corp.............................      1,021      106,205
                                                                   ------------
Total Materials........................................             430,820,310
                                                                   ------------
Telecommunication Services -- (4.6%)
    AT&T, Inc.......................................... 14,480,089  510,712,739
   #CenturyLink, Inc...................................  2,353,137   84,359,961
   #Frontier Communications Corp.......................  1,836,528    8,007,262
   *Sprint Corp........................................  3,654,260   21,779,390
   #T-Mobile US, Inc...................................    726,568   17,517,554
    Telephone & Data Systems, Inc......................    216,662    5,743,710
   #United States Cellular Corp........................    261,250   10,374,238
   #Windstream Corp....................................     46,951      392,041
                                                                   ------------
Total Telecommunication Services.......................             658,886,895
                                                                   ------------
Utilities -- (0.3%)
    NRG Energy, Inc....................................  1,633,752   43,817,228

                                     1649

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES       VALUE+
                                                     ---------- ---------------
Utilities -- (Continued)
    UGI Corp........................................     22,730 $       954,433
                                                                ---------------
Total Utilities.....................................                 44,771,661
                                                                ---------------
TOTAL COMMON STOCKS.................................             13,924,004,150
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves...... 38,574,882      38,574,882
                                                                ---------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                       (000)
                                                     ---------- ---------------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@ DFA Short Term Investment Fund................. 35,107,573     406,194,625
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $9,444,015,477)^^.................................            $14,368,773,657
                                                                ===============

                                     1650

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------- ------------ ------- ---------------
Common Stocks
    Consumer Discretionary...... $ 1,759,581,460           --   --    $ 1,759,581,460
    Consumer Staples............   1,055,938,731           --   --      1,055,938,731
    Energy......................   2,701,591,572           --   --      2,701,591,572
    Financials..................   3,586,993,817           --   --      3,586,993,817
    Health Care.................   1,149,168,391           --   --      1,149,168,391
    Industrials.................   1,703,978,786           --   --      1,703,978,786
    Information Technology......     832,272,527           --   --        832,272,527
    Materials...................     430,820,310           --   --        430,820,310
    Telecommunication Services..     658,886,895           --   --        658,886,895
    Utilities...................      44,771,661           --   --         44,771,661
Temporary Cash Investments......      38,574,882           --   --         38,574,882
Securities Lending Collateral...              -- $406,194,625   --        406,194,625
                                 --------------- ------------   --    ---------------
TOTAL........................... $13,962,579,032 $406,194,625   --    $14,368,773,657
                                 =============== ============   ==    ===============

                                     1651

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (92.5%)
AUSTRALIA -- (4.4%)
   *Alumina, Ltd........................................ 4,215,679 $  3,669,252
  #*Alumina, Ltd. Sponsored ADR.........................   172,484      600,244
   #Amcor, Ltd. Sponsored ADR...........................     8,341      318,376
    Asciano, Ltd........................................ 2,056,723    9,383,157
   #Bank of Queensland, Ltd.............................   623,979    5,334,747
   #Bendigo and Adelaide Bank, Ltd......................   903,546    8,667,947
   *BlueScope Steel, Ltd................................   551,166    2,658,782
    Boral, Ltd.......................................... 1,631,091    6,212,173
    Caltex Australia, Ltd...............................    18,966      318,828
    Downer EDI, Ltd.....................................   328,846    1,113,643
    Echo Entertainment Group, Ltd....................... 1,832,302    4,319,804
    GrainCorp, Ltd. Class A.............................   464,846    5,165,601
   #Harvey Norman Holdings, Ltd.........................   991,617    2,368,621
    Incitec Pivot, Ltd.................................. 4,149,937    9,806,713
    Lend Lease Group....................................   869,454    6,848,312
    Macquarie Group, Ltd................................   735,198   28,976,978
    National Australia Bank, Ltd........................   767,550   21,537,358
    New Hope Corp., Ltd.................................    58,484      197,730
    Newcrest Mining, Ltd................................   868,938    9,571,243
    Origin Energy, Ltd.................................. 2,593,672   27,834,856
   #OZ Minerals, Ltd....................................   498,564    1,825,688
   #Primary Health Care, Ltd............................   537,350    2,454,795
  #*Qantas Airways, Ltd................................. 2,850,317    3,226,950
    QBE Insurance Group, Ltd............................   298,674    4,411,087
    Rio Tinto, Ltd......................................   120,548    6,234,292
    Santos, Ltd......................................... 2,262,235   27,758,874
   #Seven Group Holdings, Ltd...........................   361,999    2,256,851
    Seven West Media, Ltd...............................    46,084       88,551
   #Sims Metal Management, Ltd..........................   209,772    1,688,257
   #Sims Metal Management, Ltd. Sponsored ADR...........   124,013      987,143
    Suncorp Group, Ltd.................................. 3,736,013   42,978,484
    Tabcorp Holdings, Ltd............................... 1,777,555    5,221,172
    Tatts Group, Ltd.................................... 3,356,237    9,620,832
   #Toll Holdings, Ltd.................................. 1,421,002    6,801,931
    Treasury Wine Estates, Ltd.......................... 1,191,922    5,107,325
    Washington H Soul Pattinson & Co., Ltd..............    87,756    1,064,626
    Wesfarmers, Ltd..................................... 2,657,382   96,854,740
                                                                   ------------
TOTAL AUSTRALIA.........................................            373,485,963
                                                                   ------------
AUSTRIA -- (0.2%)
    Erste Group Bank AG.................................   372,952   11,307,263
    OMV AG..............................................    49,738    2,200,344
   #Raiffeisen Bank International AG....................    57,158    1,734,712
                                                                   ------------
TOTAL AUSTRIA...........................................             15,242,319
                                                                   ------------
BELGIUM -- (1.2%)
    Ageas...............................................   508,017   20,348,770
   #Belgacom SA.........................................    52,454    1,283,909
    D'ieteren SA........................................     1,857       84,261
   #Delhaize Group SA...................................   235,124   15,513,705
    Delhaize Group SA Sponsored ADR.....................    52,900    3,490,871

                                     1652

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
    KBC Groep NV........................................   421,447 $ 16,966,872
   #Solvay SA...........................................   180,191   24,425,648
   #UCB SA..............................................   292,847   16,862,332
                                                                   ------------
TOTAL BELGIUM...........................................             98,976,368
                                                                   ------------
CANADA -- (9.3%)
   #AuRico Gold, Inc....................................   218,257    1,010,530
    Barrick Gold Corp................................... 1,551,822   26,334,419
   #Bell Aliant, Inc....................................    62,911    1,703,393
  #*BlackBerry, Ltd. (09228F103)........................   477,288    4,214,453
  #*BlackBerry, Ltd. (BCBHZ31)..........................   435,600    3,825,442
   #Bonavista Energy Corp...............................    21,356      267,808
    Cameco Corp. (13321L108)............................   112,600    2,288,032
    Cameco Corp. (2166160)..............................   506,586   10,288,564
    Canadian Natural Resources, Ltd. (136385101)........   600,503   18,627,603
   #Canadian Natural Resources, Ltd. (2171573).......... 1,849,320   57,310,735
   #Canadian Tire Corp., Ltd. Class A...................   214,347   17,640,689
   #Crescent Point Energy Corp..........................   254,630    9,656,157
    Eldorado Gold Corp. (2307873).......................   175,726    1,387,536
    Eldorado Gold Corp. (284902103).....................   109,318      863,612
    Empire Co., Ltd.....................................    65,500    5,148,296
   #Enerplus Corp.......................................   399,798    6,496,571
    Ensign Energy Services, Inc.........................   452,198    7,867,567
    Fairfax Financial Holdings, Ltd.....................    54,622   21,697,766
    First Quantum Minerals, Ltd.........................   582,324    9,354,827
   #Genworth MI Canada, Inc.............................    84,524    2,354,427
    George Weston, Ltd..................................    61,442    5,208,004
    Goldcorp, Inc. (380956409)..........................    23,874      673,963
    Goldcorp, Inc. (2676302)............................ 1,686,234   47,561,288
   #Husky Energy, Inc...................................   839,318   24,188,310
    IAMGOLD Corp. (450913108)...........................   573,940    2,973,009
   #IAMGOLD Corp. (2446646).............................   231,424    1,194,185
    Industrial Alliance Insurance & Financial
      Services, Inc.....................................   168,485    6,778,113
    Kinross Gold Corp................................... 2,678,826   13,927,496
   #Lightstream Resources, Ltd..........................    62,701      511,571
   #Loblaw Cos., Ltd....................................   221,495   10,569,049
  #*Lundin Mining Corp..................................   737,610    2,908,500
    Magna International, Inc............................   583,936   44,657,942
   #Manulife Financial Corp............................. 4,587,163   80,792,307
   *MEG Energy Corp.....................................    34,758    1,061,589
   *Osisko Mining Corp..................................     6,000       25,002
    Pacific Rubiales Energy Corp........................   120,466    2,342,231
    Pan American Silver Corp. (697900108)...............   118,576    1,513,030
    Pan American Silver Corp. (2669272).................   131,923    1,673,602
   #Pengrowth Energy Corp...............................   695,258    4,007,329
   #Penn West Petroleum, Ltd............................ 1,011,032   11,959,925
   #Precision Drilling Corp.............................   706,616    7,203,066
    Progressive Waste Solutions, Ltd....................    35,941      862,570
    Quebecor, Inc. Class B..............................     3,954      181,551
   #Sun Life Financial, Inc............................. 1,446,869   46,853,143
    Suncor Energy, Inc.................................. 3,750,370  118,524,983
   #Talisman Energy, Inc................................ 2,444,889   27,707,631
    Teck Resources, Ltd. Class A........................     4,115      105,369

                                     1653

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED



                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
   #Teck Resources, Ltd. Class B........................ 1,483,730 $ 34,756,639
   #Thomson Reuters Corp................................ 1,557,384   53,070,237
   #TransAlta Corp......................................   602,148    8,295,584
   #Trican Well Service, Ltd............................     6,065       89,283
   *Turquoise Hill Resources, Ltd. (900435108)..........    63,691      256,675
   *Turquoise Hill Resources, Ltd. (B7WJ1F5)............   136,558      546,445
   *Uranium One, Inc....................................   632,800    1,638,836
    West Fraser Timber Co., Ltd.........................    33,890    3,089,068
    Westjet Airlines, Ltd...............................     1,000       21,419
    Yamana Gold, Inc.................................... 1,425,140   14,888,280
                                                                   ------------
TOTAL CANADA............................................            790,955,651
                                                                   ------------
DENMARK -- (1.3%)
    AP Moeller--Maersk A.S. Class A.....................       900    6,655,981
    AP Moeller--Maersk A.S. Class B.....................     3,855   30,229,608
    Carlsberg A.S. Class B..............................   334,440   33,150,095
   *Danske Bank A.S..................................... 1,629,867   30,001,177
   #FLSmidth & Co. A.S..................................    23,118    1,096,853
    H Lundbeck A.S......................................   135,698    2,731,297
    Rockwool International A.S. Class A.................        62        9,798
    Rockwool International A.S. Class B.................     1,631      257,809
    TDC A.S............................................. 1,088,905    9,530,895
                                                                   ------------
TOTAL DENMARK...........................................            113,663,513
                                                                   ------------
FINLAND -- (0.6%)
    Fortum Oyj..........................................   179,136    3,543,235
    Kesko Oyj Class A...................................       662       22,216
   #Kesko Oyj Class B...................................   138,917    4,369,059
    Neste Oil Oyj.......................................    69,191      999,813
  #*Nokia Oyj........................................... 4,254,629   16,820,366
    Stora Enso Oyj Class R.............................. 1,455,180   10,795,406
    Stora Enso Oyj Sponsored ADR........................    91,500      674,355
    UPM-Kymmene Oyj..................................... 1,403,467   15,624,479
    UPM-Kymmene Oyj Sponsored ADR.......................    69,300      768,883
                                                                   ------------
TOTAL FINLAND...........................................             53,617,812
                                                                   ------------
FRANCE -- (9.4%)
    AXA SA.............................................. 4,004,754   88,270,456
    AXA SA Sponsored ADR................................   140,900    3,109,663
    BNP Paribas SA...................................... 1,975,744  128,101,790
   #Bollore SA..........................................    22,197   10,644,304
    Bouygues SA.........................................   305,569    8,947,654
    Cap Gemini SA.......................................   324,351   17,739,990
    Casino Guichard Perrachon SA........................   142,758   14,700,721
    CGG Sponsored ADR...................................   141,089    3,527,225
    Cie de St-Gobain.................................... 1,078,023   50,073,058
   *Cie Generale de Geophysique--Veritas................   304,853    7,696,083
    Cie Generale des Etablissements Michelin............   362,654   36,365,976
    CNP Assurances......................................   345,489    5,843,043
   *Credit Agricole SA.................................. 2,838,495   27,095,849
    Eiffage SA..........................................    31,691    1,700,241
    Electricite de France SA............................   498,285   14,606,238

                                     1654

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Eramet..............................................     5,005 $    440,889
    France Telecom SA................................... 3,875,091   38,220,221
    GDF Suez............................................ 3,247,971   68,123,944
    Groupe Eurotunnel SA................................   746,306    5,854,903
    Lafarge SA..........................................   505,082   32,309,574
    Lagardere SCA.......................................   243,906    7,728,600
    Natixis............................................. 2,034,211   10,394,710
    Renault SA..........................................   500,585   39,440,818
    Rexel SA............................................   267,968    6,517,616
    SCOR SE.............................................   195,156    6,219,039
    Societe Generale SA................................. 1,823,515   73,365,217
    STMicroelectronics NV............................... 1,542,301   13,212,918
    Thales SA...........................................    27,549    1,418,666
    Vallourec SA........................................    53,821    3,179,013
    Vivendi SA.......................................... 3,686,124   78,819,211
                                                                   ------------
TOTAL FRANCE............................................            803,667,630
                                                                   ------------
GERMANY -- (8.3%)
    Allianz SE..........................................   518,031   80,725,495
    Allianz SE ADR...................................... 2,811,910   43,668,962
    Bayerische Motoren Werke AG.........................   663,299   64,922,914
    Celesio AG..........................................   108,168    2,444,431
   *Commerzbank AG...................................... 1,293,711   11,012,635
    Daimler AG.......................................... 2,088,586  144,888,391
   #Deutsche Bank AG (D18190898)........................   511,964   23,033,260
    Deutsche Bank AG (5750355).......................... 1,538,807   69,420,751
   *Deutsche Lufthansa AG...............................   464,311    9,304,664
    Deutsche Telekom AG................................. 2,186,066   26,582,507
   #Deutsche Telekom AG Sponsored ADR................... 3,074,385   37,476,753
    E.ON SE............................................. 3,592,972   61,005,422
    Fraport AG Frankfurt Airport Services Worldwide.....    37,336    2,417,063
    HeidelbergCement AG.................................   243,824   18,784,332
    Hochtief AG.........................................     8,149      620,671
    Metro AG............................................    30,139    1,039,961
    Muenchener Rueckversicherungs AG....................   395,244   78,484,686
    RWE AG..............................................   392,339   11,816,994
    Volkswagen AG.......................................    62,518   14,206,983
   #Wacker Chemie AG....................................     1,454      141,840
                                                                   ------------
TOTAL GERMANY...........................................            701,998,715
                                                                   ------------
GREECE -- (0.0%)
    Hellenic Petroleum SA...............................   334,517    3,287,801
   *National Bank of Greece SA..........................    67,810      236,125
                                                                   ------------
TOTAL GREECE............................................              3,523,926
                                                                   ------------
HONG KONG -- (2.3%)
    Cathay Pacific Airways, Ltd......................... 2,051,000    3,797,278
    Cheung Kong Holdings, Ltd...........................   750,000   10,517,536
  #*Foxconn International Holdings, Ltd................. 3,787,000    2,031,332
    Great Eagle Holdings, Ltd...........................   794,324    3,010,523
    Hang Lung Group, Ltd................................    43,000      221,639
    Henderson Land Development Co., Ltd................. 3,700,470   23,047,043

                                     1655

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Hongkong & Shanghai Hotels (The)...................  1,903,131 $  2,866,367
    Hopewell Holdings, Ltd.............................  1,244,169    3,942,392
    Hutchison Whampoa, Ltd.............................  5,818,000   65,659,351
    Kerry Properties, Ltd..............................    596,000    2,453,916
    New World Development Co., Ltd.....................  8,740,122   12,725,718
    Orient Overseas International, Ltd.................    488,000    2,710,323
    Shangri-La Asia, Ltd...............................     58,000       91,175
    Sino Land Co., Ltd.................................  1,174,000    1,656,224
    Sun Hung Kai Properties, Ltd.......................    654,000    8,735,013
    Wharf Holdings, Ltd................................  3,550,990   30,510,721
    Wheelock & Co., Ltd................................  3,482,000   18,085,557
                                                                   ------------
TOTAL HONG KONG........................................             192,062,108
                                                                   ------------
IRELAND -- (0.1%)
   *Bank of Ireland....................................  2,856,177      643,562
    CRH P.L.C..........................................    339,966    7,144,359
   #CRH P.L.C. Sponsored ADR...........................    238,866    5,042,461
                                                                   ------------
TOTAL IRELAND..........................................              12,830,382
                                                                   ------------
ISRAEL -- (0.3%)
   #Bank Hapoalim BM...................................  2,961,906   14,163,727
   *Bank Leumi Le-Israel BM............................  2,937,459    9,855,308
   *Israel Discount Bank, Ltd. Class A.................    381,656      649,522
    NICE Systems, Ltd. Sponsored ADR...................      1,568       60,698
                                                                   ------------
TOTAL ISRAEL...........................................              24,729,255
                                                                   ------------
ITALY -- (1.2%)
  #*Banca Monte dei Paschi di Siena SpA................ 12,934,984    3,544,980
   *Banco Popolare.....................................  2,933,385    3,744,196
   *Fiat SpA...........................................    684,419    5,457,125
  #*Finmeccanica SpA...................................    995,867    5,210,074
    Intesa Sanpaolo SpA................................  9,982,247   19,041,595
    Telecom Italia SpA.................................  5,476,933    3,757,221
   #Telecom Italia SpA Sponsored ADR...................  1,874,500   12,896,560
    UniCredit SpA......................................  8,189,815   44,735,264
    Unione di Banche Italiane SCPA.....................  1,854,721    7,906,176
                                                                   ------------
TOTAL ITALY............................................             106,293,191
                                                                   ------------
JAPAN -- (18.4%)
    77 Bank, Ltd. (The)................................    737,372    3,561,990
   #Aeon Co., Ltd......................................  1,886,800   25,932,354
    Aisin Seiki Co., Ltd...............................    131,900    5,225,159
    Alfresa Holdings Corp..............................     85,700    4,251,473
    Amada Co., Ltd.....................................    821,000    5,890,191
    Aoyama Trading Co., Ltd............................     10,200      254,484
    Asahi Glass Co., Ltd...............................  1,910,000   12,353,183
    Asahi Kasei Corp...................................  2,700,000   17,075,385
   #Asatsu-DK, Inc.....................................     32,500      851,962
    Autobacs Seven Co., Ltd............................    214,800    3,150,159
    Awa Bank, Ltd. (The)...............................     65,600      343,095
    Azbil Corp.........................................     23,600      506,458
    Bank of Kyoto, Ltd. (The)..........................    709,400    5,664,807

                                     1656

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Bank of Yokohama, Ltd. (The)......................... 1,939,000 $10,627,085
    Brother Industries, Ltd..............................    87,600     972,621
   #Canon Marketing Japan, Inc...........................   124,900   1,596,339
    Chiba Bank, Ltd. (The)............................... 1,189,000   8,226,094
    Chugoku Bank, Ltd. (The).............................   391,800   5,087,320
    Citizen Holdings Co., Ltd............................   511,000   2,917,524
    Coca-Cola West Co., Ltd..............................   109,007   2,117,400
    COMSYS Holdings Corp.................................   189,900   2,411,348
   *Cosmo Oil Co., Ltd................................... 1,212,364   2,249,481
    Dai Nippon Printing Co., Ltd......................... 1,815,000  16,151,539
    Dai-ichi Life Insurance Co., Ltd. (The)..............     3,338   4,543,668
    Daicel Corp..........................................   552,000   4,751,180
   #Daido Steel Co., Ltd.................................   463,000   2,680,944
    Denki Kagaku Kogyo KK................................   592,000   2,181,390
    Ebara Corp...........................................   413,000   2,266,433
    Fuji Electric Co., Ltd...............................    12,000      44,832
    Fuji Media Holdings, Inc.............................     1,128   2,038,337
    FUJIFILM Holdings Corp............................... 1,327,000  29,075,273
    Fujitsu, Ltd......................................... 3,968,000  15,190,279
    Fukuoka Financial Group, Inc......................... 1,800,000   8,108,985
    Fukuyama Transporting Co., Ltd.......................    75,000     456,669
    Furukawa Electric Co., Ltd...........................   633,000   1,528,126
    Glory, Ltd...........................................   119,600   2,803,234
    Gunma Bank, Ltd. (The)...............................   921,397   5,208,957
    H2O Retailing Corp...................................   206,000   1,812,793
    Hachijuni Bank, Ltd. (The)...........................   993,231   5,827,163
    Hakuhodo DY Holdings, Inc............................    42,290   2,910,486
    Hankyu Hanshin Holdings, Inc.........................   849,000   4,856,737
    Higo Bank, Ltd. (The)................................   282,000   1,654,837
    Hiroshima Bank, Ltd. (The)...........................   624,000   2,593,760
    Hitachi Capital Corp.................................   105,100   2,504,229
    Hitachi Chemical Co., Ltd............................    96,500   1,623,667
    Hitachi High-Technologies Corp.......................   139,900   3,049,114
    Hitachi Transport System, Ltd........................    94,400   1,355,248
    Hokuhoku Financial Group, Inc........................ 2,620,000   4,938,272
    House Foods Corp.....................................   148,300   2,382,671
    Ibiden Co., Ltd......................................   223,200   3,326,446
    Idemitsu Kosan Co., Ltd..............................    51,124   4,257,552
    Inpex Corp...........................................     3,338  14,594,749
    Isetan Mitsukoshi Holdings, Ltd......................   884,200  12,194,158
    ITOCHU Corp.......................................... 2,599,200  30,869,594
    Iyo Bank, Ltd. (The).................................   551,000   5,255,840
    J Front Retailing Co., Ltd........................... 1,136,000   9,026,559
   #JFE Holdings, Inc.................................... 1,131,400  25,519,448
    Joyo Bank, Ltd. (The)................................ 1,376,000   7,401,755
    JTEKT Corp...........................................   463,200   5,807,486
    JX Holdings, Inc..................................... 5,598,633  29,717,131
   #K's Holdings Corp....................................    41,100   1,399,289
    Kagoshima Bank, Ltd. (The)...........................   358,143   2,340,136
    Kajima Corp.......................................... 1,544,000   5,425,910
    Kamigumi Co., Ltd....................................   519,000   4,301,860
    Kaneka Corp..........................................   653,542   4,419,448
   #Kawasaki Kisen Kaisha, Ltd........................... 1,597,000   3,265,016

                                     1657

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Keiyo Bank, Ltd. (The).............................    418,000 $  2,193,305
    Kewpie Corp........................................     47,400      729,756
    Kinden Corp........................................    207,000    2,011,500
   *Kobe Steel, Ltd....................................  4,189,000    6,610,415
    Konica Minolta, Inc................................    852,500    6,975,348
    Kurita Water Industries, Ltd.......................     13,500      275,292
    Kyocera Corp.......................................    344,200   34,880,739
    Kyocera Corp. Sponsored ADR........................     13,600    1,382,440
    Kyowa Hakko Kirin Co., Ltd.........................    571,000    5,691,094
    Lintec Corp........................................      5,100       96,162
   #LIXIL Group Corp...................................    371,200    8,704,439
    Mabuchi Motor Co., Ltd.............................     20,400    1,058,351
    Maeda Road Construction Co., Ltd...................     36,000      590,296
    Marubeni Corp......................................  3,657,000   25,389,271
    Marui Group Co., Ltd...............................    542,642    5,277,137
    Maruichi Steel Tube, Ltd...........................     74,700    1,797,182
    Medipal Holdings Corp..............................    339,800    4,214,869
    MEIJI Holdings Co., Ltd............................    135,895    6,374,795
    Mitsubishi Chemical Holdings Corp..................  3,885,000   18,229,085
    Mitsubishi Corp....................................  3,329,800   60,665,395
    Mitsubishi Gas Chemical Co., Inc...................    948,000    7,007,800
    Mitsubishi Heavy Industries, Ltd...................      2,000       10,739
    Mitsubishi Logistics Corp..........................    184,000    2,680,519
    Mitsubishi Materials Corp..........................  2,533,000    8,910,139
    Mitsubishi Tanabe Pharma Corp......................    465,600    6,271,961
    Mitsubishi UFJ Financial Group, Inc................ 24,653,206  152,923,991
   #Mitsubishi UFJ Financial Group, Inc. ADR...........  4,781,372   29,883,575
    Mitsui & Co., Ltd..................................  3,926,400   52,592,715
    Mitsui & Co., Ltd. Sponsored ADR...................     11,723    3,144,109
   #Mitsui Chemicals, Inc..............................  1,861,800    4,301,108
    Mitsui Engineering & Shipbuilding Co., Ltd.........    620,000    1,098,382
    Mitsui Mining & Smelting Co., Ltd..................     69,030      154,627
   *Mitsui OSK Lines, Ltd..............................  1,825,000    7,017,700
    Mizuho Financial Group, Inc........................ 10,127,200   21,062,754
    Mizuho Financial Group, Inc. ADR...................    205,757      860,064
    MS&AD Insurance Group Holdings.....................    806,853   20,882,387
    Nagase & Co., Ltd..................................    235,889    3,062,553
    Nanto Bank, Ltd. (The).............................    319,000    1,216,424
    NEC Corp...........................................  5,425,101   12,260,772
    Nippo Corp.........................................     95,000    1,617,067
    Nippon Electric Glass Co., Ltd.....................    751,000    4,034,023
    Nippon Express Co., Ltd............................  1,952,238    9,213,269
    Nippon Meat Packers, Inc...........................    429,536    6,609,798
   #Nippon Paper Industries Co., Ltd...................    231,700    3,371,991
    Nippon Shokubai Co., Ltd...........................    256,000    2,645,477
    Nippon Steel & Sumitomo Metal Corp................. 15,695,940   45,537,498
    Nippon Television Holdings, Inc....................    123,800    2,238,467
   #Nippon Yusen KK....................................  3,062,000    8,477,647
    Nishi-Nippon City Bank, Ltd. (The).................  1,412,569    3,640,684
   #Nissan Shatai Co., Ltd.............................    216,000    2,768,460
   #Nisshin Seifun Group, Inc..........................    394,500    4,570,185
    Nisshin Steel Holdings Co., Ltd....................    143,100    1,247,746
    Nisshinbo Holdings, Inc............................    305,000    2,347,453

                                     1658

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    NKSJ Holdings, Inc...................................   165,600 $ 4,154,287
    NOK Corp.............................................   168,120   2,674,309
  #*NTN Corp.............................................   798,000   2,612,152
    NTT DOCOMO, Inc......................................    24,916  37,949,021
    NTT DOCOMO, Inc. Sponsored ADR.......................     6,118      93,422
    Obayashi Corp........................................ 1,650,682   8,810,877
   #Oji Holdings Corp.................................... 1,997,000   8,507,734
    Onward Holdings Co., Ltd.............................   278,000   2,512,062
   *Panasonic Corp....................................... 1,929,417  17,116,561
   *Panasonic Corp. Sponsored ADR........................   166,722   1,502,165
   #Pola Orbis Holdings, Inc.............................    33,500   1,172,518
    Rengo Co., Ltd.......................................   421,000   2,133,012
    Ricoh Co., Ltd....................................... 1,666,000  18,702,861
   #Rohm Co., Ltd........................................   230,500   8,886,132
    Sankyo Co., Ltd......................................    74,800   3,303,054
    SBI Holdings, Inc....................................    75,000     784,764
   #Seiko Epson Corp.....................................   261,400   3,265,255
    Seino Holdings Co., Ltd..............................   295,000   2,645,775
    Sekisui Chemical Co., Ltd............................   101,000   1,012,477
   #Sekisui House, Ltd................................... 1,354,000  17,470,092
    Shiga Bank, Ltd. (The)...............................   451,185   2,571,186
    Shimadzu Corp........................................   102,000     803,335
    Shimizu Corp......................................... 1,371,000   5,702,023
    Shizuoka Bank, Ltd. (The)............................ 1,051,000  11,365,761
   #Showa Denko KK....................................... 2,687,000   3,613,307
    Showa Shell Sekiyu KK................................   366,900   3,379,426
    SKY Perfect JSAT Holdings, Inc.......................     3,029   1,588,456
    Sohgo Security Services Co., Ltd.....................    82,600   1,472,972
    Sojitz Corp.......................................... 2,593,100   4,408,917
    Sony Corp............................................   768,200  16,128,330
   #Sony Corp. Sponsored ADR............................. 1,801,665  37,907,032
    Sumitomo Bakelite Co., Ltd...........................   347,000   1,303,917
   #Sumitomo Chemical Co., Ltd........................... 2,451,000   8,056,953
    Sumitomo Corp........................................ 3,241,900  43,325,669
    Sumitomo Electric Industries, Ltd.................... 2,606,700  35,177,518
   #Sumitomo Forestry Co., Ltd...........................   256,500   2,714,569
    Sumitomo Heavy Industries, Ltd.......................   925,000   4,292,034
    Sumitomo Metal Mining Co., Ltd....................... 1,021,000  13,308,072
    Sumitomo Mitsui Financial Group, Inc.................   872,600  39,865,790
    Sumitomo Mitsui Trust Holdings, Inc.................. 4,172,629  19,190,198
    Sumitomo Osaka Cement Co., Ltd.......................   196,000     635,200
    Suzuken Co. Ltd/Aichi Japan..........................   149,300   4,666,421
    Suzuki Motor Corp....................................   613,600  14,671,125
    Taisei Corp.......................................... 2,110,703   8,215,949
    Taisho Pharmaceutical Holdings Co., Ltd..............    49,199   3,351,243
    Takashimaya Co., Ltd.................................   615,634   6,050,202
   #Takata Corp..........................................    19,200     400,993
    TDK Corp.............................................   218,300   7,860,674
    Teijin, Ltd.......................................... 1,767,450   3,832,372
    Toho Holdings Co., Ltd...............................    12,800     221,569
    Tokai Rika Co., Ltd..................................    74,400   1,602,344
    Tokyo Broadcasting System Holdings, Inc..............    85,300   1,127,878
    Toppan Printing Co., Ltd............................. 1,312,000   8,903,807

                                     1659

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Toshiba TEC Corp..................................    36,000 $      207,341
    Tosoh Corp........................................ 1,044,000      3,696,331
    Toyo Seikan Group Holdings, Ltd...................   346,349      5,723,065
    Toyobo Co., Ltd...................................   664,000      1,034,460
    Toyoda Gosei Co., Ltd.............................    23,700        581,785
   #Toyota Tsusho Corp................................   434,400     11,519,549
    Ube Industries, Ltd............................... 1,943,000      3,683,513
    UNY Group Holdings Co., Ltd.......................   393,050      2,523,736
    Ushio, Inc........................................    43,400        532,481
    Wacoal Holdings Corp..............................   179,000      1,814,882
    Yamada Denki Co., Ltd.............................   153,000      6,191,525
    Yamaguchi Financial Group, Inc....................   492,148      4,684,558
    Yamaha Corp.......................................   327,300      4,193,151
   #Yamato Kogyo Co., Ltd.............................    82,600      2,676,716
    Yamazaki Baking Co., Ltd..........................   184,000      2,170,122
                                                                 --------------
TOTAL JAPAN...........................................            1,563,993,054
                                                                 --------------
NETHERLANDS -- (3.1%)
    Aegon NV.......................................... 3,831,576     29,523,670
    Akzo Nobel NV.....................................   448,015     27,313,585
   #ArcelorMittal..................................... 2,499,882     32,659,275
   *ING Groep NV...................................... 6,479,202     66,132,826
  #*ING Groep NV Sponsored ADR........................ 1,297,167     13,192,188
    Koninklijke Ahold NV..............................   256,354      4,223,389
    Koninklijke DSM NV................................   461,993     32,468,436
    Koninklijke Philips Electronics NV (500472303)....     2,890         91,873
    Koninklijke Philips Electronics NV (5986622)...... 1,807,637     57,806,237
                                                                 --------------
TOTAL NETHERLANDS.....................................              263,411,479
                                                                 --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............   222,333        558,686
    Contact Energy, Ltd............................... 1,292,916      5,542,305
                                                                 --------------
TOTAL NEW ZEALAND.....................................                6,100,991
                                                                 --------------
NORWAY -- (0.8%)
    Aker ASA Class A..................................    68,150      2,171,271
    Cermaq ASA........................................    10,825        199,361
    DNB ASA........................................... 1,551,198     25,804,849
   #Norsk Hydro ASA................................... 3,357,025     14,270,717
    Norsk Hydro ASA Sponsored ADR.....................    59,900        255,773
    Orkla ASA......................................... 1,105,266      8,536,027
    Stolt-Nielsen, Ltd................................     8,425        196,481
   *Storebrand ASA.................................... 1,082,306      6,222,490
    Subsea 7 SA.......................................   590,207     11,224,630
    Wilh Wilhelmsen Holding ASA Class A...............       212          6,142
                                                                 --------------
TOTAL NORWAY..........................................               68,887,741
                                                                 --------------
PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA........................... 2,631,973      2,562,743
    Cimpor Cimentos de Portugal SGPS SA...............    75,573        316,174

                                     1660

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
PORTUGAL -- (Continued)
   *EDP Renovaveis SA..................................    517,656 $  2,657,049
                                                                   ------------
TOTAL PORTUGAL.........................................               5,535,966
                                                                   ------------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd....................................  9,878,000   25,058,454
    CapitaMalls Asia, Ltd..............................  1,267,000    1,985,240
    DBS Group Holdings, Ltd............................  1,172,308   15,384,096
   #Golden Agri-Resources, Ltd......................... 13,990,000    5,771,804
    Hutchison Port Holdings Trust......................  2,550,000    1,884,674
    Indofood Agri Resources, Ltd.......................    198,000      137,899
    Keppel Land, Ltd...................................  1,214,000    3,517,088
  #*Neptune Orient Lines, Ltd..........................  1,228,004    1,036,606
    Noble Group, Ltd...................................  6,236,000    4,381,359
   #Olam International, Ltd............................  1,546,000    2,062,093
   #Overseas Union Enterprise, Ltd.....................    405,000      901,263
    Singapore Airlines, Ltd............................  1,585,600   12,606,187
   #Singapore Land, Ltd................................    532,000    3,819,540
   #United Industrial Corp., Ltd.......................  2,152,000    5,124,225
    UOL Group, Ltd.....................................  1,376,600    7,561,130
    Venture Corp., Ltd.................................    307,000    1,768,283
    Wheelock Properties Singapore, Ltd.................    861,000    1,238,284
   #Wilmar International, Ltd..........................  3,210,000    7,945,506
                                                                   ------------
TOTAL SINGAPORE........................................             102,183,731
                                                                   ------------
SPAIN -- (2.0%)
   #Acciona SA.........................................    101,533    4,787,731
   #Banco de Sabadell SA...............................  5,307,715   10,869,207
  #*Banco Popular Espanol SA...........................  3,430,914   15,080,583
    Banco Santander SA.................................  8,573,138   62,720,274
   #Banco Santander SA Sponsored ADR...................  1,426,911   10,444,989
   #CaixaBank..........................................  2,901,900   10,703,828
    Iberdrola SA.......................................  6,680,243   36,966,046
    Repsol SA..........................................    608,808   14,591,355
                                                                   ------------
TOTAL SPAIN............................................             166,164,013
                                                                   ------------
SWEDEN -- (2.9%)
    Boliden AB.........................................    612,180    8,644,152
    Holmen AB Class A..................................      6,189      182,542
    Meda AB Class A....................................    280,396    3,282,384
    Nordea Bank AB.....................................  5,366,449   68,022,575
    Skandinaviska Enskilda Banken AB...................     16,918      172,673
    Skandinaviska Enskilda Banken AB Class A...........  3,481,813   38,433,673
   #SSAB AB Class A....................................     51,620      335,684
    Svenska Cellulosa AB Class A.......................     66,476    1,757,549
    Svenska Cellulosa AB Class B.......................  1,348,669   35,675,948
    Telefonaktiebolaget LM Ericsson Class A............     28,098      317,440
    Telefonaktiebolaget LM Ericsson Class B............  4,713,081   55,710,063
    Telefonaktiebolaget LM Ericsson Sponsored ADR......    952,162   11,168,860
    TeliaSonera AB.....................................  3,717,354   26,886,969
    Volvo AB Class A...................................      4,647       68,258
                                                                   ------------
TOTAL SWEDEN...........................................             250,658,770
                                                                   ------------

                                     1661

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (7.4%)
    ABB, Ltd...........................................    820,669 $ 18,092,415
    Adecco SA..........................................    358,259   22,777,884
   #Alpiq Holding AG...................................      1,593      197,232
    Aryzta AG..........................................    168,515   10,406,429
    Baloise Holding AG.................................    200,163   21,730,512
    Banque Cantonale Vaudoise..........................        468      241,028
    Clariant AG........................................    503,999    7,878,918
    Credit Suisse Group AG.............................  1,928,358   56,643,160
   #Credit Suisse Group AG Sponsored ADR...............  1,022,581   29,941,172
    Givaudan SA........................................     14,257   19,843,602
    Holcim, Ltd........................................    887,877   64,230,605
    Lonza Group AG.....................................      7,458      574,034
    Novartis AG........................................     16,632    1,195,621
   #Novartis AG ADR....................................    506,359   36,260,368
    PSP Swiss Property AG..............................     28,849    2,546,544
    St Galler Kantonalbank AG..........................        164       61,409
    Sulzer AG..........................................     46,354    6,927,721
    Swiss Life Holding AG..............................    123,557   22,172,373
    Swiss Re AG........................................  1,108,107   88,351,608
    UBS AG (B18YFJ4)...................................  6,496,062  127,914,084
   #UBS AG (H89231338).................................    991,339   19,499,638
    Zurich Insurance Group AG..........................    269,917   72,707,063
                                                                   ------------
TOTAL SWITZERLAND......................................             630,193,420
                                                                   ------------
UNITED KINGDOM -- (17.9%)
    Anglo American P.L.C...............................  1,123,359   24,096,730
    Aviva P.L.C........................................  6,119,894   34,530,869
    Barclays P.L.C..................................... 11,591,752   50,644,177
   #Barclays P.L.C. Sponsored ADR......................  4,591,659   80,262,199
   *Barratt Developments P.L.C.........................    109,238      541,515
    BP P.L.C...........................................  1,395,752    9,643,009
    BP P.L.C. Sponsored ADR............................  5,486,298  227,352,188
    Carnival P.L.C.....................................    658,867   25,362,490
   #Carnival P.L.C. ADR................................    241,674    9,318,950
    Coca-Cola HBC AG ADR...............................      8,092      210,473
    Eurasian Natural Resources Corp. P.L.C.............    408,931    1,356,366
    Evraz P.L.C........................................    525,138      749,168
    Glencore Xstrata P.L.C............................. 15,896,454   67,133,095
    HSBC Holdings P.L.C................................  1,003,217   11,389,978
    HSBC Holdings P.L.C. Sponsored ADR.................  1,649,531   93,610,884
   *International Consolidated Airlines Group SA.......  3,847,175   17,012,750
    Investec P.L.C.....................................  1,195,168    7,996,404
    J Sainsbury P.L.C..................................  5,377,115   32,222,535
    Kazakhmys P.L.C....................................    272,099    1,080,734
    Kingfisher P.L.C...................................  8,609,963   52,090,162
   *Lloyds Banking Group P.L.C......................... 82,680,839   86,084,524
  #*Lloyds Banking Group P.L.C. ADR....................  3,082,996   12,856,093
    Mondi P.L.C........................................    190,635    2,840,523
    Old Mutual P.L.C................................... 11,913,351   35,183,889
    Pearson P.L.C. Sponsored ADR.......................  1,279,662   26,258,664
    Resolution, Ltd....................................  3,422,696   16,843,457
    Rexam P.L.C........................................    611,212    4,571,986
   *Royal Bank of Scotland Group P.L.C.................  3,847,507   18,579,602

                                     1662

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
UNITED KINGDOM -- (Continued)
  #*Royal Bank of Scotland Group P.L.C. Sponsored
   ADR..............................................     400,166 $    3,857,600
    Royal Dutch Shell P.L.C. ADR (780259206)........     308,066     21,056,311
   #Royal Dutch Shell P.L.C. ADR (780259107)........   3,323,210    235,515,893
    Royal Dutch Shell P.L.C. Class A................     150,738      5,143,356
    Royal Dutch Shell P.L.C. Class B................     255,146      9,024,617
    RSA Insurance Group P.L.C.......................   4,956,241      9,440,898
    Travis Perkins P.L.C............................      38,182        987,975
    Vedanta Resources P.L.C.........................     189,404      3,353,140
    Vodafone Group P.L.C............................  34,976,333    104,756,712
    Vodafone Group P.L.C. Sponsored ADR.............   4,682,858    140,251,597
    WM Morrison Supermarkets P.L.C..................   8,127,143     35,771,587
    WPP P.L.C. Sponsored ADR........................      13,406      1,207,747
                                                                 --------------
TOTAL UNITED KINGDOM................................              1,520,190,847
                                                                 --------------
TOTAL COMMON STOCKS.................................              7,868,366,845
                                                                 --------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Porsche Automobil Holding SE....................     254,382     21,568,223
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
GREECE -- (0.0%)
   *National Bank of Greece SA Warrants 12/26/17....      31,234         28,588
                                                                 --------------
    HONG KONG -- (0.0%).............................
   *New Hotel Rights 06/11/13.......................     109,252             --
                                                                 --------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 08/02/13..............   8,573,138      1,898,807
  #*CaixaBank SA Rights 08/19/13....................   2,901,900        204,608
                                                                 --------------
TOTAL SPAIN.........................................                  2,103,415
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                  2,132,003
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@ DFA Short Term Investment Fund.................  52,290,406    605,000,000
 @ Repurchase Agreement, Deutsche Bank Securities,
  Inc. 0.10%, 08/01/13 (Collateralized by
  $7,450,699 FNMA, rates ranging from 4.500% to
  6.000%, maturities ranging from 01/01/40 to
  05/01/42, valued at $4,780,659) to be repurchased
  at $4,686,934..................................... $     4,687      4,686,921
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                609,686,921
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $7,483,014,182)^^.................................             $8,501,753,992
                                                                 ==============

                                     1663

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
    Australia............. $    1,905,763 $  371,580,200   --    $  373,485,963
    Austria...............             --     15,242,319   --        15,242,319
    Belgium...............      3,490,871     95,485,497   --        98,976,368
    Canada................    790,955,651             --   --       790,955,651
    Denmark...............     33,150,095     80,513,418   --       113,663,513
    Finland...............      1,443,238     52,174,574   --        53,617,812
    France................      6,636,888    797,030,742   --       803,667,630
    Germany...............    104,178,975    597,819,740   --       701,998,715
    Greece................             --      3,523,926   --         3,523,926
    Hong Kong.............             --    192,062,108   --       192,062,108
    Ireland...............      5,042,461      7,787,921   --        12,830,382
    Israel................         60,698     24,668,557   --        24,729,255
    Italy.................     12,896,560     93,396,631   --       106,293,191
    Japan.................     74,772,807  1,489,220,247   --     1,563,993,054
    Netherlands...........     13,284,061    250,127,418   --       263,411,479
    New Zealand...........             --      6,100,991   --         6,100,991
    Norway................        255,773     68,631,968   --        68,887,741
    Portugal..............             --      5,535,966   --         5,535,966
    Singapore.............             --    102,183,731   --       102,183,731
    Spain.................     10,444,989    155,719,024   --       166,164,013
    Sweden................     49,602,533    201,056,237   --       250,658,770
    Switzerland...........     85,701,178    544,492,242   --       630,193,420
    United Kingdom........    851,758,599    668,432,248   --     1,520,190,847
Preferred Stocks
    Germany...............             --     21,568,223   --        21,568,223
Rights/Warrants
    Greece................             --         28,588   --            28,588
    Hong Kong.............             --             --   --                --
    Spain.................             --      2,103,415   --         2,103,415
Securities Lending
  Collateral..............             --    609,686,921   --       609,686,921
                           -------------- --------------   --    --------------
TOTAL..................... $2,045,581,140 $6,456,172,852   --    $8,501,753,992
                           ============== ==============   ==    ==============


                                     1664

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES   VALUE++
                                                           ------- ----------
COMMON STOCKS -- (89.4%)
Consumer Discretionary -- (19.9%)
   #Accordia Golf Co., Ltd................................   5,759 $6,279,454
    Aeon Fantasy Co., Ltd.................................  57,832    925,598
   *Agora Hospitality Group Co., Ltd......................  79,000     33,000
    Ahresty Corp.......................................... 113,000    770,037
   *Aigan Co., Ltd........................................  96,200    274,848
    Aisan Industry Co., Ltd............................... 170,000  1,706,682
   #Akebono Brake Industry Co., Ltd.......................  83,700    397,482
    Alpen Co., Ltd........................................  97,400  1,879,896
    Alpha Corp............................................  30,400    310,833
    Alpine Electronics, Inc............................... 272,000  2,669,794
    Amiyaki Tei Co., Ltd..................................     235    721,432
    Amuse, Inc............................................  34,099    823,386
  #*Anrakutei Co., Ltd....................................  22,000     88,289
    AOI Pro, Inc..........................................  39,200    246,834
    AOKI Holdings, Inc....................................  97,100  3,091,156
    Aoyama Trading Co., Ltd............................... 315,900  7,881,526
    Arata Corp............................................  91,000    327,906
    Arcland Sakamoto Co., Ltd.............................  80,500  1,251,721
   #Arnest One Corp....................................... 238,800  4,514,700
    Asahi Broadcasting Corp...............................  28,200    214,871
    Asahi Co., Ltd........................................  78,200  1,251,629
   #Asatsu-DK, Inc........................................ 151,600  3,974,077
  #*Ashimori Industry Co., Ltd............................ 319,000    436,185
   #ASKUL Corp............................................  98,900  1,816,697
    Atom Corp.............................................   5,100     31,161
    Atsugi Co., Ltd....................................... 858,000    927,340
    Autobacs Seven Co., Ltd............................... 378,000  5,543,576
    Avex Group Holdings, Inc.............................. 188,800  6,473,307
    Belluna Co., Ltd......................................  92,950    939,022
    Best Bridal, Inc......................................  82,200    718,201
   *Best Denki Co., Ltd................................... 396,500    654,223
   #Bic Camera, Inc.......................................   4,976  2,524,849
    Bookoff Corp..........................................  48,800    339,247
    Calsonic Kansei Corp.................................. 903,000  4,735,166
   #Can Do Co., Ltd.......................................  78,100  1,147,072
    Central Sports Co., Ltd...............................  25,600    407,460
    Chiyoda Co., Ltd...................................... 134,600  3,468,395
    Chofu Seisakusho Co., Ltd.............................  88,800  1,847,131
   #Chori Co., Ltd........................................  72,900    741,487
    Chuo Spring Co., Ltd.................................. 202,000    659,444
  #*Clarion Co., Ltd...................................... 691,000    850,339
    Cleanup Corp.......................................... 133,500  1,080,674
    Corona Corp...........................................  80,400    874,630
   #Cross Plus, Inc.......................................  22,000    194,848
    Daido Metal Co., Ltd.................................. 172,000  1,122,343
   #Daidoh, Ltd........................................... 126,100    845,182
  #*Daiei, Inc. (The)..................................... 685,650  2,264,906
    Daiichikosho Co., Ltd.................................  83,600  2,336,942
    Daikoku Denki Co., Ltd................................  41,500    791,051
    Daimaruenawin Co., Ltd................................     400      2,973
    Dainichi Co., Ltd.....................................  54,900    428,025

                                     1665

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Daisyo Corp...........................................    54,300 $  739,383
   #DCM Holdings Co., Ltd.................................   491,600  3,518,512
    Descente, Ltd.........................................   237,000  1,764,585
   #Doshisha Co., Ltd.....................................   125,800  1,769,352
    Doutor Nichires Holdings Co., Ltd.....................   173,686  2,683,345
   #Dunlop Sports Co., Ltd................................    77,500    905,381
    Dynic Corp............................................   174,000    298,046
    Eagle Industry Co., Ltd...............................   140,000  1,906,863
   #EDION Corp............................................   528,800  3,018,534
    Exedy Corp............................................   179,600  4,831,205
    F&A Aqua Holdings, Inc................................    99,820  1,515,419
   #F-Tech, Inc...........................................    23,800    366,341
   #FCC Co., Ltd..........................................   186,000  4,329,443
    Fields Corp...........................................    78,500  1,276,657
    Fine Sinter Co., Ltd..................................    49,000    164,473
    First Juken Co., Ltd..................................     4,900     65,997
   #Foster Electric Co., Ltd..............................   129,400  2,222,548
   #France Bed Holdings Co., Ltd..........................   672,000  1,328,521
   #Fuji Co. Ltd/Ehime....................................   101,800  1,835,943
    Fuji Corp., Ltd.......................................   127,000    837,857
   #Fuji Kiko Co., Ltd....................................   148,000    440,649
    Fuji Oozx, Inc........................................     6,000     28,391
   #Fujibo Holdings, Inc..................................   732,000  1,553,171
    Fujikura Rubber, Ltd..................................    72,900    251,374
   #Fujita Kanko, Inc.....................................    39,100    157,594
    Fujitsu General, Ltd..................................   322,000  3,688,302
    FuKoKu Co., Ltd.......................................    32,100    264,931
   #Funai Electric Co., Ltd...............................    84,200    829,233
    Furukawa Battery Co., Ltd.............................    81,000    445,088
   *Futaba Industrial Co., Ltd............................   315,800  1,372,389
   #G-7 Holdings, Inc.....................................    29,200    233,952
    G-Tekt Corp...........................................    44,300  1,131,017
    Gajoen Kanko Co.......................................    37,000         --
    Gakken Holdings Co., Ltd..............................   322,000    952,687
    Genki Sushi Co., Ltd..................................    20,500    256,115
   #Geo Holdings Corp.....................................     1,847  1,699,009
   #GLOBERIDE, Inc........................................   530,000    594,322
    Goldwin, Inc..........................................   188,000    891,878
    Gourmet Kineya Co., Ltd...............................    87,000    619,721
   #GSI Creos Corp........................................   289,000    448,091
    Gulliver International Co., Ltd.......................   314,400  1,961,384
    Gunze, Ltd............................................ 1,095,000  2,713,388
    H-One Co., Ltd........................................    67,400    696,977
    H2O Retailing Corp....................................    11,000     96,800
    Hagihara Industries, Inc..............................    11,600    182,369
   #Hajime Construction Co., Ltd..........................    24,500  1,265,759
    Hakuyosha Co., Ltd....................................    65,000    151,370
    Happinet Corp.........................................    76,400    554,197
    Hard Off Corp. Co., Ltd...............................    49,700    380,046
    Haruyama Trading Co., Ltd.............................    47,900    332,788
  #*Haseko Corp........................................... 6,695,000  8,312,638
    HI-LEX Corp...........................................    52,600  1,062,285
    Hiday Hidaka Corp.....................................    47,220    992,014

                                     1666

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
   #Higashi Nihon House Co., Ltd..........................   206,000 $1,250,933
    Himaraya Co., Ltd.....................................    35,900    473,736
    Hiramatsu, Inc........................................   110,700    823,502
    HIS Co., Ltd..........................................   101,800  4,960,985
   #Honeys Co., Ltd.......................................    92,940  1,024,768
   *Hoosiers Holdings Co., Ltd............................   153,500  1,124,278
   #I Metal Technology Co., Ltd...........................   142,000    252,893
    Ichibanya Co., Ltd....................................    33,700  1,220,018
  #*Ichikoh Industries, Ltd...............................   294,000    461,267
   #Ikyu Corp.............................................       638    889,705
   #Imasen Electric Industrial............................    77,900  1,147,226
    Imperial Hotel, Ltd...................................     8,650    315,008
    Intage, Inc...........................................    35,100    878,463
    Izuhakone Railway Co., Ltd............................       300         --
  #*Izutsuya Co., Ltd.....................................   555,000    475,319
  #*Janome Sewing Machine Co., Ltd........................   800,000    627,642
    Japan Vilene Co., Ltd.................................   154,000    734,760
    Japan Wool Textile Co., Ltd. (The)....................   334,000  2,422,276
   #Jidosha Buhin Kogyo Co., Ltd..........................    79,000    425,197
   *Joban Kosan Co., Ltd..................................    39,000     67,182
   #Joshin Denki Co., Ltd.................................   209,000  1,727,699
   #JVC Kenwood Corp......................................   874,630  2,005,336
   #Kadokawa Group Holdings, Inc..........................   113,300  4,191,663
    Kasai Kogyo Co., Ltd..................................   141,000    815,127
   #Kawai Musical Instruments Manufacturing Co., Ltd......   446,000    896,247
    Keihin Corp...........................................   260,200  3,943,939
   #Keiyo Co., Ltd........................................   181,300    882,741
   #Kentucky Fried Chicken Japan, Ltd.....................    77,000  1,661,863
    Kimoto Co., Ltd.......................................   102,100    791,024
    Kinugawa Rubber Industrial Co., Ltd...................   268,000  1,429,843
    Kisoji Co., Ltd.......................................    32,700    610,483
    Kitamura Co., Ltd.....................................     2,000     14,776
   #Kohnan Shoji Co., Ltd.................................   194,000  2,206,057
   #Kojima Co., Ltd.......................................   145,700    445,943
    Komatsu Seiren Co., Ltd...............................   146,000    764,308
    Komeri Co., Ltd.......................................   152,000  3,741,942
    Konaka Co., Ltd.......................................   122,960  1,194,728
   #Koshidaka Holdings Co., Ltd...........................    18,600    601,119
    Kourakuen Corp........................................     1,100     13,445
    KU Holdings Co., Ltd..................................    68,200    574,116
    Kura Corp.............................................    63,100  1,075,765
    Kurabo Industries, Ltd................................ 1,272,000  2,061,961
    Kuraudia Co., Ltd.....................................     5,700     67,111
    KYB Co., Ltd..........................................   892,000  4,633,359
    Kyoritsu Maintenance Co., Ltd.........................    55,660  2,139,600
    Kyoto Kimono Yuzen Co., Ltd...........................    64,300    702,433
    LEC, Inc..............................................    42,800    500,755
   #Look, Inc.............................................   219,000    721,586
   #Mamiya-Op Co., Ltd....................................   285,000    531,761
   #Marche Corp...........................................    23,000    196,517
    Mars Engineering Corp.................................    48,400    903,703
  #*Maruei Department Store Co., Ltd......................     8,000     18,919
  #*Maruzen CHI Holdings Co., Ltd.........................    29,800     83,589

                                     1667

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Discretionary -- (Continued)
    Maruzen Co. Ltd-General Commercial Kitchen
      Appliances & Equipment............................    46,000 $  406,249
   *Matsuya Co., Ltd....................................     7,300     85,525
   #Matsuya Foods Co., Ltd..............................    48,200    746,097
   #Meiko Network Japan Co., Ltd........................    67,400    856,224
   *Meiwa Estate Co., Ltd...............................    56,900    222,540
    Mikuni Corp.........................................   108,000    333,529
    Misawa Homes Co., Ltd...............................   148,300  2,406,353
    Mitsuba Corp........................................   192,690  3,153,377
    Mitsui Home Co., Ltd................................   170,000    815,300
    Mizuno Corp.........................................   521,000  3,235,904
    Monogatari Corp. (The)..............................    17,600    699,351
   #MOS Food Services, Inc..............................   107,300  2,053,405
    Mr Max Corp.........................................   119,000    401,875
    Murakami Corp.......................................    11,000    165,801
    Musashi Seimitsu Industry Co., Ltd..................   116,600  2,934,893
    Nafco Co., Ltd......................................    32,000    606,692
   #Nagawa Co., Ltd.....................................     8,500    138,859
   *Naigai Co., Ltd..................................... 1,951,000  1,073,794
    Nakayamafuku Co., Ltd...............................     9,500     71,742
   #Next Co., Ltd.......................................    38,200    537,104
    Nice Holdings, Inc..................................   460,000    993,619
   #Nidec Copal Corp....................................    91,800    908,840
   #Nidec-Tosok Corp....................................   109,300  1,097,624
    Nifco, Inc..........................................   269,000  7,318,208
    Nihon Eslead Corp...................................     5,300     57,041
    Nihon Plast Co., Ltd................................     1,600      8,565
    Nihon Tokushu Toryo Co., Ltd........................    56,000    221,488
  #*Nippon Columbia Co., Ltd............................   788,000    312,938
    Nippon Felt Co., Ltd................................    67,200    289,410
   #Nippon Piston Ring Co., Ltd.........................   470,000    799,152
    Nippon Seiki Co., Ltd...............................   245,400  3,622,162
    Nishikawa Rubber Co., Ltd...........................    14,500    277,385
    Nishimatsuya Chain Co., Ltd.........................   290,300  2,552,659
    Nissan Shatai Co., Ltd..............................    67,023    859,030
    Nissan Tokyo Sales Holdings Co., Ltd................   236,000    757,623
   #Nissen Holdings Co., Ltd............................   200,491    648,381
   #Nissin Kogyo Co., Ltd...............................   211,700  3,967,185
    Nittan Valve Co., Ltd...............................    82,800    269,436
    Noritsu Koki Co., Ltd...............................   101,700    685,587
    Ohashi Technica, Inc................................    20,800    178,102
   #Ohsho Food Service Corp.............................    47,500  1,647,509
    Onward Holdings Co., Ltd............................   750,000  6,777,147
   #OPT, Inc............................................    53,000    524,284
    Otsuka Kagu, Ltd....................................    39,900    394,568
    Pacific Industrial Co., Ltd.........................   206,900  1,560,367
    Pal Co., Ltd........................................    61,100  1,705,005
    Paltac Corp.........................................   188,134  2,577,614
    PanaHome Corp.......................................   456,200  2,819,638
    Parco Co., Ltd......................................    98,000    969,865
    Paris Miki Holdings, Inc............................   164,400    806,732
    PIA Corp............................................     1,100     17,954
    Piolax, Inc.........................................    57,100  1,572,596
  #*Pioneer Corp........................................ 1,903,400  3,622,362

                                     1668

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
Consumer Discretionary -- (Continued)
    Plenus Co., Ltd....................................... 117,500 $2,016,801
    Point, Inc............................................  91,220  4,568,933
    Press Kogyo Co., Ltd.................................. 555,000  2,346,563
   #Pressance Corp........................................  31,300  1,030,787
    Proto Corp............................................  59,400    777,649
    Renaissance, Inc......................................  39,400    293,032
  #*Renown, Inc........................................... 326,600    436,242
    Resort Solution Co., Ltd.............................. 180,000    392,638
   #Resorttrust, Inc...................................... 197,908  6,008,300
    Rhythm Watch Co., Ltd................................. 658,000    952,672
   #Riberesute Corp.......................................     127     76,872
    Right On Co., Ltd.....................................  79,525    802,586
    Riken Corp............................................ 512,000  2,158,714
   #Ringer Hut Co., Ltd...................................   6,400     94,748
   #Riso Kyoiku Co., Ltd..................................  10,591    838,556
    Roland Corp...........................................  92,800    828,174
    Round One Corp........................................ 418,900  2,490,664
    Royal Holdings Co., Ltd............................... 139,500  2,135,754
    Sagami Chain Co., Ltd.................................  34,000    294,139
   #Saizeriya Co., Ltd.................................... 166,500  2,346,195
   #Sakai Ovex Co., Ltd................................... 307,000    419,133
    San Holdings, Inc.....................................  14,000    192,626
   #Sanden Corp........................................... 601,000  2,131,682
    Sanei Architecture Planning Co., Ltd..................  38,600    311,395
    Sangetsu Co., Ltd..................................... 159,325  3,960,868
   #Sanko Marketing Foods Co., Ltd........................     304    288,757
    Sankyo Seiko Co., Ltd................................. 188,700    646,968
    Sanoh Industrial Co., Ltd............................. 140,500  1,008,835
    Sanyo Electric Railway Co., Ltd.......................  68,000    284,648
    Sanyo Housing Nagoya Co., Ltd.........................  49,100    586,413
    Sanyo Shokai, Ltd..................................... 678,000  1,667,661
    Scroll Corp........................................... 152,100    411,437
    Seiko Holdings Corp................................... 472,407  1,972,025
    Seiren Co., Ltd....................................... 296,700  2,023,113
   #Senshukai Co., Ltd.................................... 183,700  1,558,936
   #Septeni Holdings Co., Ltd.............................     474    712,006
   #Seria Co., Ltd........................................  95,700  3,058,191
   #Shidax Corp...........................................  83,400    408,619
   #Shikibo, Ltd.......................................... 802,000    924,339
    Shimachu Co., Ltd..................................... 273,900  6,734,529
    Shimojima Co., Ltd....................................  23,800    235,373
   #Shiroki Corp.......................................... 285,000    603,908
    Shobunsha Publications, Inc........................... 279,800  1,681,989
    Shochiku Co., Ltd.....................................   6,400     63,719
    Showa Corp............................................ 320,400  4,302,129
    SKY Perfect JSAT Holdings, Inc........................   9,005  4,722,366
    SNT Corp.............................................. 110,200    434,205
    Soft99 Corp...........................................  70,600    448,878
    Sotoh Co., Ltd........................................  49,700    456,700
    SPK Corp..............................................  17,200    299,217
    St Marc Holdings Co., Ltd.............................  45,300  2,116,067
    Starbucks Coffee Japan, Ltd...........................   1,203  1,140,769
   #Start Today Co., Ltd..................................  71,900  1,485,038

                                     1669

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
   #Starts Corp., Inc.....................................    60,000 $  517,691
    Step Co., Ltd.........................................    39,200    357,689
   #Studio Alice Co., Ltd.................................    53,000    682,620
    Suminoe Textile Co., Ltd..............................   342,000    846,643
    Sumitomo Forestry Co., Ltd............................   268,366  2,840,148
    Suncall Corp..........................................    26,000    150,576
    T RAD Co., Ltd........................................   373,000  1,333,587
    Tachi-S Co., Ltd......................................   167,540  2,404,336
    Tachikawa Corp........................................    50,800    245,324
    Tact Home Co., Ltd....................................       533    926,783
   #Taiho Kogyo Co., Ltd..................................    98,300  1,356,064
    Taka-Q, Ltd...........................................    22,500     83,291
    Takamatsu Construction Group Co., Ltd.................    90,500  1,385,210
   #Takata Corp...........................................     6,400    133,664
    Take And Give Needs Co., Ltd..........................     5,017  1,162,554
   #Takihyo Co., Ltd......................................    76,000    328,885
    Tamron Co., Ltd.......................................    84,700  1,696,296
   #Tbk Co., Ltd..........................................   116,000    524,425
   *Ten Allied Co., Ltd...................................    50,000    156,169
    Tigers Polymer Corp...................................    59,000    243,146
    Toa Corp..............................................   100,000    784,875
    Toabo Corp............................................   529,000    361,389
    Toei Animation Co., Ltd...............................    22,500    569,378
    Toei Co., Ltd.........................................   410,000  2,542,251
    Tohokushinsha Film Corp...............................    24,300    227,156
    Tokai Rika Co., Ltd...................................   295,500  6,364,149
   #Tokai Rubber Industries, Ltd..........................   225,500  1,948,749
    Token Corp............................................    43,620  2,294,353
   #Tokyo Derica Co., Ltd.................................    21,700    343,205
    Tokyo Dome Corp.......................................   984,200  6,106,855
    Tokyo Soir Co., Ltd...................................    27,000     69,212
   #Tokyu Recreation Co., Ltd.............................    79,000    432,138
   #Tomy Co., Ltd.........................................   379,793  1,824,538
    Topre Corp............................................   211,800  2,171,415
   #Toridoll.corp.........................................    94,600    976,137
   #Tosho Co., Ltd........................................    20,300    278,210
   #Touei Housing Corp....................................    83,640  1,558,952
    Toyo Tire & Rubber Co., Ltd........................... 1,067,000  6,139,097
    TPR Co., Ltd..........................................   117,900  1,968,159
    TS Tech Co., Ltd......................................   198,800  6,518,174
    TSI Holdings Co., Ltd.................................   510,095  3,664,633
    Tsukamoto Corp. Co., Ltd..............................   190,000    273,330
    Tsutsumi Jewelry Co., Ltd.............................    49,300  1,136,292
    Tv Tokyo Holdings Corp................................    34,800    607,576
   #U-Shin, Ltd...........................................   148,800    958,958
   #Umenohana Co., Ltd....................................     1,700     34,453
   #Unipres Corp..........................................   205,800  4,039,054
    United Arrows, Ltd....................................   100,000  4,520,833
  #*Unitika, Ltd.......................................... 2,529,000  1,314,490
    Universal Entertainment Corp..........................    66,800  1,315,299
   *Usen Corp.............................................   659,680  1,117,108
   #Village Vanguard Co., Ltd.............................       233    313,187
   #VT Holdings Co., Ltd..................................   148,200  1,666,863

                                     1670

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Wacoal Holdings Corp.................................. 334,000 $  3,386,427
   #Watabe Wedding Corp...................................  43,000      318,216
   #WATAMI Co., Ltd....................................... 120,300    2,070,263
   #West Holdings Corp....................................  35,300    1,077,510
    Wowow, Inc............................................     278    1,004,594
    Xebio Co., Ltd........................................ 144,600    3,031,670
    Yachiyo Industry Co., Ltd.............................   8,800       64,525
    Yamato International, Inc.............................  20,400       94,927
    Yellow Hat, Ltd.......................................  95,400    1,808,903
    Yonex Co., Ltd........................................  40,000      216,513
    Yorozu Corp...........................................  92,300    1,597,556
    Yutaka Giken Co., Ltd.................................   1,000       23,695
    Zenrin Co., Ltd....................................... 150,200    1,636,723
   #Zensho Holdings Co., Ltd.............................. 313,600    3,738,735
    Zojirushi Corp........................................  83,000      305,566
                                                                   ------------
Total Consumer Discretionary..............................          467,638,617
                                                                   ------------
Consumer Staples -- (8.3%)
    Aderans Co., Ltd......................................  45,000      645,581
    Aeon Hokkaido Corp.................................... 339,700    1,795,937
    Ain Pharmaciez, Inc...................................  68,500    2,978,238
    Arcs Co., Ltd......................................... 188,500    3,472,626
    Ariake Japan Co., Ltd................................. 102,000    2,389,346
    Artnature, Inc........................................  28,300      620,855
    Belc Co., Ltd.........................................  38,300      671,506
    Cawachi, Ltd..........................................  88,200    1,766,419
    Chubu Shiryo Co., Ltd................................. 110,700      595,331
   #Chuo Gyorui Co., Ltd..................................  93,000      206,911
    Coca-Cola Central Japan Co., Ltd...................... 293,164    3,916,548
    Cocokara fine, Inc....................................  83,960    2,611,046
    CREATE SD HOLDINGS Co., Ltd...........................  31,300    1,138,201
   #Daikokutenbussan Co., Ltd.............................  32,600      956,448
   #Dr Ci:Labo Co., Ltd...................................     632    1,685,904
   #Dydo Drinco, Inc......................................  49,800    1,931,354
    Echo Trading Co., Ltd.................................  11,000       88,731
   #Ensuiko Sugar Refining Co., Ltd.......................  40,000      119,865
    Ezaki Glico Co., Ltd.................................. 151,000    1,561,410
   #Fancl Corp............................................ 232,200    2,878,519
  #*First Baking Co., Ltd................................. 183,000      218,338
    Fuji Oil Co. Ltd/Osaka................................ 363,700    6,089,384
    Fujicco Co., Ltd...................................... 117,600    1,363,613
   #Fujiya Co., Ltd....................................... 363,000      700,046
    Hagoromo Foods Corp...................................  39,000      436,441
    Harashin Narus Holdings Co., Ltd......................  68,200    1,121,123
    Heiwado Co., Ltd...................................... 176,800    2,890,165
    Hohsui Corp...........................................  24,000       29,129
    Hokkaido Coca-Cola Bottling Co., Ltd..................  87,000      414,017
   #Hokuto Corp........................................... 127,300    2,272,614
    House Foods Corp......................................  22,600      363,104
    Inageya Co., Ltd...................................... 172,800    1,714,967
    Itochu-Shokuhin Co., Ltd..............................  27,400      915,875
    Itoham Foods, Inc..................................... 879,800    3,770,811
   #Iwatsuka Confectionery Co., Ltd.......................     300       12,997

                                     1671

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Staples -- (Continued)
    Izumiya Co., Ltd......................................   447,000 $2,012,064
    J-Oil Mills, Inc......................................   512,000  1,551,741
    Kakiyasu Honten Co., Ltd..............................    15,800    220,231
   #Kameda Seika Co., Ltd.................................    69,100  2,064,008
    KANSAI SUPER MARKET, Ltd..............................     2,300     20,525
    Kasumi Co., Ltd.......................................   234,300  1,482,526
    Kato Sangyo Co., Ltd..................................   113,200  2,379,020
    Kenko Mayonnaise Co., Ltd.............................    39,800    345,124
    KEY Coffee, Inc.......................................   101,600  1,591,155
    Kirindo Co., Ltd......................................    28,300    198,702
    Kose Corp.............................................   176,000  4,981,963
   #Kotobuki Spirits Co., Ltd.............................    11,400    151,236
   #Kusuri No Aoki Co., Ltd...............................    25,100  1,900,715
   #Kyodo Shiryo Co., Ltd.................................   408,000    440,988
   #Kyokuyo Co., Ltd......................................   392,000  1,039,228
   #Life Corp.............................................   183,400  2,285,891
   #Lion Corp.............................................    57,000    320,347
    Mandom Corp...........................................   105,200  3,733,443
    Marudai Food Co., Ltd.................................   520,000  1,650,297
   #Maruetsu, Inc. (The)..................................   375,000  1,171,193
    Maruha Nichiro Holdings, Inc.......................... 2,304,069  4,675,249
    Matsumotokiyoshi Holdings Co., Ltd....................   175,300  5,284,183
    Maxvalu Nishinihon Co., Ltd...........................     2,400     31,860
    Maxvalu Tokai Co., Ltd................................    57,500    743,377
    Medical System Network Co., Ltd.......................    78,200    329,601
    Megmilk Snow Brand Co., Ltd...........................   250,200  3,612,782
    Meito Sangyo Co., Ltd.................................    57,300    590,861
    Milbon Co., Ltd.......................................    50,514  1,693,600
    Ministop Co., Ltd.....................................    86,700  1,420,207
    Mitsubishi Shokuhin Co., Ltd..........................    87,800  2,213,011
    Mitsui Sugar Co., Ltd.................................   529,850  1,719,026
   #Miyoshi Oil & Fat Co., Ltd............................   375,000    542,951
    Morinaga & Co., Ltd................................... 1,075,000  2,226,829
    Morinaga Milk Industry Co., Ltd....................... 1,066,000  3,089,009
   #Morozoff, Ltd.........................................   134,000    437,796
    Nagatanien Co., Ltd...................................   125,000  1,132,806
    Nakamuraya Co., Ltd...................................   189,000    760,005
    Natori Co., Ltd.......................................    20,300    190,093
    Nichimo Co., Ltd......................................   170,000    303,277
    Nichirei Corp......................................... 1,377,000  6,624,782
   #Nihon Chouzai Co., Ltd................................    10,750    310,622
    Niitaka Co., Ltd......................................     7,260     73,577
    Nippon Beet Sugar Manufacturing Co., Ltd..............   619,000  1,104,997
    Nippon Flour Mills Co., Ltd...........................   668,000  3,473,739
   #Nippon Formula Feed Manufacturing Co., Ltd............   477,000    569,042
   *Nippon Suisan Kaisha, Ltd............................. 1,326,000  2,689,251
    Nisshin Oillio Group, Ltd. (The)......................   633,000  2,260,808
    Nissin Sugar Co., Ltd.................................    20,000    434,777
    Nitto Fuji Flour Milling Co., Ltd.....................    64,000    200,646
    Noevir Holdings Co., Ltd..............................    83,000  1,353,079
    Oenon Holdings, Inc...................................   316,000    715,613
   #OIE Sangyo Co., Ltd...................................    20,900    169,574
    Okuwa Co., Ltd........................................   120,000  1,133,302

                                     1672

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Consumer Staples -- (Continued)
    Olympic Corp.......................................    64,900 $    449,665
    OUG Holdings, Inc..................................    18,000       35,085
    Pigeon Corp........................................   191,600    9,012,991
   #Poplar Co., Ltd....................................    25,760      161,263
    Prima Meat Packers, Ltd............................   874,000    1,693,006
    Qol Co., Ltd.......................................    39,100      208,427
    Riken Vitamin Co., Ltd.............................    79,200    1,963,823
    Rock Field Co., Ltd................................    56,100    1,063,354
    Rokko Butter Co., Ltd..............................    18,600      149,082
    S Foods, Inc.......................................    77,762      701,977
    S&B Foods, Inc.....................................     1,000        7,697
    Sakata Seed Corp...................................   177,600    2,444,174
    San-A Co., Ltd.....................................    45,900    2,224,866
    Sapporo Holdings, Ltd.............................. 1,874,000    6,741,383
   #Shoei Foods Corp...................................    44,000      326,580
    Showa Sangyo Co., Ltd..............................   524,000    1,587,941
    Sogo Medical Co., Ltd..............................    27,700    1,118,242
    ST Corp............................................    78,900      806,675
    Starzen Co., Ltd...................................   328,000      860,034
    Takara Holdings, Inc...............................   702,500    5,952,640
   #Tobu Store Co., Ltd................................   205,000      560,777
   #Toho Co. Ltd/Kobe..................................   194,000      705,119
   #Tohto Suisan Co., Ltd..............................   138,000      198,381
    Torigoe Co., Ltd. (The)............................    86,600      547,329
    Toyo Sugar Refining Co., Ltd.......................   157,000      153,697
    UNY Group Holdings Co., Ltd........................ 1,032,800    6,631,510
    Uoriki Co., Ltd....................................     2,400       34,401
    Valor Co., Ltd.....................................   201,400    3,341,356
    Warabeya Nichiyo Co., Ltd..........................    80,760    1,251,703
    Welcia Holdings Co., Ltd...........................    42,700    2,292,028
    Yaizu Suisankagaku Industry Co., Ltd...............    44,800      378,653
   #Yamatane Corp......................................   535,000      943,429
    Yamaya Corp........................................    22,800      366,620
    Yaoko Co., Ltd.....................................    43,100    1,612,099
   #Yokohama Reito Co., Ltd............................   238,400    1,864,766
    Yomeishu Seizo Co., Ltd............................   100,000      823,820
    Yuasa Funashoku Co., Ltd...........................   112,000      260,574
  #*Yukiguni Maitake Co., Ltd..........................    12,156       28,672
    Yutaka Foods Corp..................................     6,000      104,113
                                                                  ------------
Total Consumer Staples.................................            195,602,081
                                                                  ------------
Energy -- (0.8%)
    AOC Holdings, Inc..................................   293,100      952,807
   #BP Castrol KK......................................    66,500      280,383
   *Cosmo Oil Co., Ltd................................. 1,028,000    1,907,403
    Fuji Kosan Co., Ltd................................    33,100      192,038
    Itochu Enex Co., Ltd...............................   302,200    1,525,785
    Japan Oil Transportation Co., Ltd..................    84,000      179,979
    Kanto Natural Gas Development, Ltd.................   155,000    1,309,414
  #*Kyoei Tanker Co., Ltd..............................   111,000      250,698
    Mitsuuroko Holdings Co., Ltd.......................   195,800      954,825
    Modec, Inc.........................................    93,800    2,745,075
   #Nippon Gas Co., Ltd................................   154,000    1,767,665

                                     1673

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
Energy -- (Continued)
    Nippon Seiro Co., Ltd..............................    64,000 $   152,745
   #Sala Corp..........................................   128,500     645,346
    San-Ai Oil Co., Ltd................................   314,000   1,204,689
    Shinko Plantech Co., Ltd...........................   227,900   1,782,335
    Sinanen Co., Ltd...................................   268,000     987,179
    Toa Oil Co., Ltd...................................   427,000     444,432
   #Toyo Kanetsu KK....................................   473,000   1,194,216
                                                                  -----------
Total Energy...........................................            18,477,014
                                                                  -----------
Financials -- (10.0%)
    77 Bank, Ltd. (The)................................   116,000     560,356
    Aichi Bank, Ltd. (The).............................    54,200   2,464,434
    Airport Facilities Co., Ltd........................   136,670     806,542
   #Aizawa Securities Co., Ltd.........................   165,300   1,102,290
    Akita Bank, Ltd. (The)............................. 1,120,400   3,014,246
    Aomori Bank, Ltd. (The)............................ 1,131,000   2,952,853
    Asax Co., Ltd......................................        17      27,481
   #Awa Bank, Ltd. (The)............................... 1,028,000   5,376,549
    Bank of Iwate, Ltd. (The)..........................   100,700   4,431,310
    Bank of Kochi, Ltd. (The)..........................   170,000     204,484
    Bank of Nagoya, Ltd. (The).........................   952,297   3,308,949
    Bank of Okinawa, Ltd. (The)........................   109,800   4,495,284
    Bank of Saga, Ltd. (The)...........................   771,000   1,556,967
    Bank of the Ryukyus, Ltd...........................   226,180   2,913,290
   *Chiba Kogyo Bank, Ltd. (The).......................   230,600   1,691,820
    Chukyo Bank, Ltd. (The)............................   676,000   1,220,228
  #*Cosmos Initia Co., Ltd.............................    61,100     414,780
    Daibiru Corp.......................................   311,100   3,262,896
    Daiichi Commodities Co., Ltd.......................    13,700      69,962
    Daiko Clearing Services Corp.......................    37,300     227,141
    Daikyo, Inc........................................ 1,923,000   5,775,860
    Daisan Bank, Ltd. (The)............................   744,000   1,153,210
    Daishi Bank, Ltd. (The)............................ 1,910,000   6,462,299
    Daito Bank, Ltd. (The).............................   898,000     787,333
    Dream Incubator, Inc...............................        13      18,963
    Ehime Bank, Ltd. (The).............................   806,000   1,939,436
    Eighteenth Bank, Ltd. (The)........................ 1,093,000   2,495,253
    FIDEA Holdings Co., Ltd............................   526,100   1,103,275
    Financial Products Group Co., Ltd..................     7,200      85,391
    Fukui Bank, Ltd. (The)............................. 1,170,000   2,599,843
   #Fukushima Bank, Ltd. (The)......................... 1,368,000   1,045,168
    Fuyo General Lease Co., Ltd........................    84,500   2,938,726
    Goldcrest Co., Ltd.................................   102,890   2,476,556
    Heiwa Real Estate Co., Ltd.........................   252,000   4,030,693
    Higashi-Nippon Bank, Ltd. (The)....................   832,000   1,773,707
    Higo Bank, Ltd. (The)..............................   992,000   5,821,271
    Hokkoku Bank, Ltd. (The)........................... 1,581,000   5,350,730
    Hokuetsu Bank, Ltd. (The).......................... 1,185,000   2,329,659
    Hyakugo Bank, Ltd. (The)........................... 1,385,609   5,493,184
    Hyakujushi Bank, Ltd. (The)........................ 1,437,000   4,435,949
    IBJ Leasing Co., Ltd...............................    69,100   2,041,131
   #Iwai Cosmo Holdings, Inc...........................   105,900   1,430,235
   #Jimoto Holdings, Inc...............................   132,800     272,087

                                     1674

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Financials -- (Continued)
    Jowa Holdings Co., Ltd................................    35,000 $  855,092
    Juroku Bank, Ltd. (The)............................... 1,829,000  6,711,717
    Kabuki-Za Co., Ltd....................................    39,000  1,970,722
    Kagoshima Bank, Ltd. (The)............................   878,000  5,736,924
    Kansai Urban Banking Corp.............................   728,000    801,316
    Keihanshin Building Co., Ltd..........................   121,000    668,480
    Keiyo Bank, Ltd. (The)................................ 1,030,000  5,404,555
    Kita-Nippon Bank, Ltd. (The)..........................    50,006  1,156,764
    Kiyo Holdings, Inc.................................... 3,822,900  5,298,608
    Kobayashi Yoko Co., Ltd...............................    60,300    159,885
    Kosei Securities Co., Ltd.............................    47,000    129,575
    Kyokuto Securities Co., Ltd...........................     9,100    154,966
   #Land Business Co., Ltd................................    54,200    301,887
    Marusan Securities Co., Ltd...........................   385,500  2,742,687
    Michinoku Bank, Ltd. (The)............................   795,000  1,515,284
    Mie Bank, Ltd. (The)..................................   421,000    867,017
    Minato Bank, Ltd. (The)............................... 1,076,000  1,821,630
   #Mito Securities Co., Ltd..............................   274,000  1,332,158
    Miyazaki Bank, Ltd. (The).............................   938,000  2,687,567
    Monex Group, Inc......................................     2,172    875,834
   #Money Partners Group Co., Ltd.........................       524    149,029
    Musashino Bank, Ltd. (The)............................   187,600  6,663,415
    Nagano Bank, Ltd. (The)...............................   496,000    874,958
    Nanto Bank, Ltd. (The)................................   806,000  3,073,473
    New Real Property K.K.................................    43,900         --
    Nisshin Fudosan Co....................................   105,500    688,306
    North Pacific Bank, Ltd............................... 1,046,200  4,041,140
    Ogaki Kyoritsu Bank, Ltd. (The)....................... 1,862,000  5,446,900
    Oita Bank, Ltd. (The).................................   973,900  2,899,040
    Okasan Securities Group, Inc..........................   396,000  3,413,327
    Relo Holdings, Inc....................................    29,500  1,443,137
    Ricoh Leasing Co., Ltd................................    97,500  2,681,941
    San-In Godo Bank, Ltd. (The)..........................   925,000  6,985,567
    Sawada Holdings Co., Ltd..............................    62,100    648,888
    Senshu Ikeda Holdings, Inc............................   885,200  4,466,833
    Shiga Bank, Ltd. (The)................................   463,000  2,638,517
    Shikoku Bank, Ltd. (The).............................. 1,014,000  2,312,182
    SHIMANE BANK, Ltd. / THE..............................    15,600    203,479
    Shimizu Bank, Ltd. (The)..............................    46,300  1,241,299
    Sumitomo Real Estate Sales Co., Ltd...................    37,820  2,043,443
    Taiko Bank, Ltd. (The)................................   189,000    408,270
    Takagi Securities Co., Ltd............................   183,000    745,728
   #Takara Leben Co., Ltd.................................   444,000  1,552,268
    TOC Co., Ltd..........................................   435,250  3,066,173
    Tochigi Bank, Ltd. (The)..............................   745,000  2,808,784
    Toho Bank, Ltd. (The)................................. 1,264,200  3,723,493
    Tohoku Bank, Ltd. (The)...............................   541,000    777,871
    Tokai Tokyo Financial Holdings, Inc...................   408,700  3,030,768
    Tokyo Rakutenchi Co., Ltd.............................   218,000  1,047,431
   #Tokyo Theatres Co., Inc...............................   380,000    576,489
    Tokyo Tomin Bank, Ltd. (The)..........................   204,700  2,110,816
   #Tokyu Livable, Inc....................................   115,400  2,318,651
    Tomato Bank, Ltd......................................   476,000    849,254

                                     1675

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Financials -- (Continued)
    TOMONY Holdings, Inc...............................   845,450 $  3,013,995
   #Tosei Corp.........................................    46,800      315,955
    Tottori Bank, Ltd. (The)...........................   332,000      612,303
    Towa Bank, Ltd. (The).............................. 1,602,000    1,486,923
   #Toyo Securities Co., Ltd...........................   380,000    1,241,112
    Tsukuba Bank, Ltd. (The)...........................   459,800    1,527,326
    Yachiyo Bank, Ltd. (The)...........................    67,500    1,923,571
    Yamagata Bank, Ltd. (The)..........................   797,500    3,413,438
    Yamanashi Chuo Bank, Ltd. (The)....................   922,000    3,685,155
                                                                  ------------
Total Financials.......................................            235,305,137
                                                                  ------------
Health Care -- (4.2%)
    A.S. One Corp......................................    75,868    1,771,751
    ASKA Pharmaceutical Co., Ltd.......................   131,000      889,036
    BML, Inc...........................................    60,100    1,563,481
   #CMIC Holdings Co., Ltd.............................    63,300    1,225,411
    Create Medic Co., Ltd..............................    28,000      245,850
    Daito Pharmaceutical Co., Ltd......................    42,000      600,353
   #Eiken Chemical Co., Ltd............................    91,000    1,516,340
   #EPS Corp...........................................     1,606    1,891,112
    FALCO SD HOLDINGS Co., Ltd.........................    38,700      539,501
    Fuji Pharma Co., Ltd...............................    34,900      662,080
    Fuso Pharmaceutical Industries, Ltd................   427,000    1,335,606
    Hitachi Medical Corp...............................    86,000    1,038,374
    Hogy Medical Co., Ltd..............................    66,500    3,792,540
    Iwaki & Co., Ltd...................................   122,000      234,106
    Japan Medical Dynamic Marketing, Inc...............    44,900      111,645
   #JMS Co., Ltd.......................................   156,000      512,003
    Kaken Pharmaceutical Co., Ltd......................   415,000    6,436,776
    Kawasumi Laboratories, Inc.........................    67,700      445,748
    Kissei Pharmaceutical Co., Ltd.....................   106,300    2,062,732
    KYORIN Holdings, Inc...............................   214,000    4,666,508
   #Mani, Inc..........................................    12,100      453,974
   #Message Co., Ltd...................................       814    1,995,745
   #Mochida Pharmaceutical Co., Ltd....................   317,000    3,980,531
    Nagaileben Co., Ltd................................    58,000      966,716
    Nakanishi, Inc.....................................     3,600      496,749
    Nichi-iko Pharmaceutical Co., Ltd..................    33,800      726,812
    Nichii Gakkan Co...................................   260,500    2,319,962
   #Nihon Kohden Corp..................................   180,100    7,567,181
   #Nikkiso Co., Ltd...................................   350,000    4,386,006
    Nippon Chemiphar Co., Ltd..........................   159,000      839,733
    Nippon Shinyaku Co., Ltd...........................   265,000    4,511,221
   #Nipro Corp.........................................   372,600    3,572,805
    Nissui Pharmaceutical Co., Ltd.....................    70,500      793,573
    Paramount Bed Holdings Co., Ltd....................    50,000    1,665,098
    Rion Co., Ltd......................................     5,000       50,890
    Rohto Pharmaceutical Co., Ltd......................   463,000    6,390,127
   #Sawai Pharmaceutical Co., Ltd......................    13,900    1,683,205
    Seikagaku Corp.....................................   179,800    2,449,641
    Ship Healthcare Holdings, Inc......................   184,300    6,802,545
   #Shofu, Inc.........................................    24,800      214,673
    Software Service, Inc..............................    11,200      324,582

                                     1676

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
Health Care -- (Continued)
    Taiko Pharmaceutical Co., Ltd......................    40,700 $   522,931
    Techno Medica Co., Ltd.............................        58     360,883
    Toho Holdings Co., Ltd.............................   259,600   4,493,690
    Tokai Corp/Gifu....................................    42,200   1,162,062
    Torii Pharmaceutical Co., Ltd......................    65,200   1,660,977
   #Towa Pharmaceutical Co., Ltd.......................    51,200   2,162,141
    Tsukui Corp........................................   170,000   1,696,993
    Vital KSK Holdings, Inc............................   184,400   1,329,035
  #*Wakamoto Pharmaceutical Co., Ltd...................   107,000     312,072
   #ZERIA Pharmaceutical Co., Ltd......................   108,000   1,655,997
                                                                  -----------
Total Health Care......................................            99,089,503
                                                                  -----------
Industrials -- (25.8%)
  #*A&A Material Corp..................................   235,000     225,003
    Advan Co., Ltd.....................................    96,200   1,095,573
    Advanex, Inc.......................................    73,000      74,401
   #Aeon Delight Co., Ltd..............................    37,900     691,849
    Aica Kogyo Co., Ltd................................   277,300   5,352,961
    Aichi Corp.........................................   172,400     906,567
    Aida Engineering, Ltd..............................   302,300   2,381,030
   #Alinco, Inc........................................    47,300     400,558
    Alps Logistics Co., Ltd............................    50,700     538,309
    Altech Corp........................................    43,850     452,910
    Anest Iwata Corp...................................   169,000     827,207
    Asahi Diamond Industrial Co., Ltd..................   303,800   3,135,228
    Asahi Kogyosha Co., Ltd............................   124,000     430,443
  #*Asanuma Corp.......................................   796,000     567,642
    Asia Air Survey Co., Ltd...........................    26,000      79,694
    Asunaro Aoki Construction Co., Ltd.................   154,000     899,958
    Bando Chemical Industries, Ltd.....................   452,000   1,607,634
   #Benefit One, Inc...................................       491     850,486
    Bunka Shutter Co., Ltd.............................   284,000   1,616,196
    Central Glass Co., Ltd............................. 1,089,000   3,428,739
    Central Security Patrols Co., Ltd..................    43,700     404,775
    Chiyoda Integre Co., Ltd...........................    46,300     656,728
    Chudenko Corp......................................   130,500   1,617,248
   #Chugai Ro Co., Ltd.................................   384,000     951,940
    CKD Corp...........................................   322,100   2,455,783
   #Cosel Co., Ltd.....................................   123,600   1,424,545
    CTI Engineering Co., Ltd...........................    59,600     449,615
    Dai-Dan Co., Ltd...................................   156,000     807,101
   #Daido Kogyo Co., Ltd...............................   153,000     371,322
    Daifuku Co., Ltd...................................   505,000   4,611,601
    Daihatsu Diesel Manufacturing Co., Ltd.............    68,000     276,708
    Daihen Corp........................................   586,000   2,309,359
    Daiho Corp.........................................   763,000   1,017,799
    Daiichi Jitsugyo Co., Ltd..........................   238,000     953,540
    Daiki Ataka Engineering Co., Ltd...................    63,000     231,197
   #Daiseki Co., Ltd...................................   200,163   3,506,353
    Daiseki Eco. Solution Co., Ltd.....................        72     114,305
    Daiwa Industries, Ltd..............................   178,000   1,099,450
  #*DANTO HOLDINGS Corp................................   165,000     175,065
    Denyo Co., Ltd.....................................    85,100   1,208,327

                                     1677

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Dijet Industrial Co., Ltd.............................    80,000 $  123,258
    DMW Corp..............................................     4,800     76,981
    Duskin Co., Ltd.......................................   262,400  4,888,809
    Ebara Jitsugyo Co., Ltd...............................    35,500    471,502
   #Eidai Co., Ltd........................................    68,000    277,428
    Emori & Co., Ltd......................................    24,300    358,456
    en-japan, Inc.........................................       475    842,621
  #*Enshu, Ltd............................................   263,000    385,319
   *Fudo Tetra Corp.......................................   801,700  1,233,280
    Fujikura, Ltd......................................... 2,032,000  7,408,743
  #*Fujisash Co., Ltd.....................................   296,200    739,096
    Fujitec Co., Ltd......................................   379,000  3,596,339
   #Fukuda Corp...........................................   511,000  1,616,675
    Fukushima Industries Corp.............................    66,400    989,460
    Fukuyama Transporting Co., Ltd........................   666,400  4,057,659
    Funai Consulting, Inc.................................   112,400    822,853
    Furukawa Co., Ltd..................................... 1,747,000  3,487,811
    Furukawa Electric Co., Ltd............................ 2,638,000  6,368,398
   #Furusato Industries, Ltd..............................    50,600    486,509
    Futaba Corp...........................................   154,300  1,808,388
   #Gecoss Corp...........................................   112,400    637,157
    Glory, Ltd............................................   264,500  6,199,460
    Hamakyorex Co., Ltd...................................    39,100  1,286,585
    Hanwa Co., Ltd........................................ 1,084,000  4,464,094
    Harmonic Drive Systems, Inc...........................       700     14,787
    Hazama Ando Corp......................................   763,500  1,655,940
    Hibiya Engineering, Ltd...............................   131,300  1,406,429
    Hisaka Works, Ltd.....................................   115,000    974,271
    Hitachi Koki Co., Ltd.................................   291,400  2,146,129
   #Hitachi Metals Techno, Ltd............................    56,500    494,858
    Hitachi Zosen Corp.................................... 4,397,500  6,719,457
    Hokuetsu Industries Co., Ltd..........................    85,000    233,213
    Hokuriku Electrical Construction Co., Ltd.............    64,000    219,318
    Hosokawa Micron Corp..................................   166,000  1,151,780
    Howa Machinery, Ltd...................................    70,500    632,141
   #Ichiken Co., Ltd......................................    87,000    142,905
    ICHINEN HOLDINGS Co., Ltd.............................   100,300    685,263
   #Idec Corp.............................................   149,200  1,344,357
    Iino Kaiun Kaisha, Ltd................................   260,200  1,370,593
    Inaba Denki Sangyo Co., Ltd...........................   116,100  3,191,506
    Inaba Seisakusho Co., Ltd.............................    58,800    860,463
    Inabata & Co., Ltd....................................   317,300  2,595,768
  #*Inui Steamship Co., Ltd...............................   128,800    431,408
   #Inui Warehouse Co., Ltd...............................    13,800    125,317
   #Iseki & Co., Ltd...................................... 1,003,000  3,450,093
    Ishii Iron Works Co., Ltd.............................    57,000    132,441
    Itoki Corp............................................   205,900    982,674
  #*Iwasaki Electric Co., Ltd.............................   367,000    725,415
    Iwatani Corp.......................................... 1,022,000  3,748,448
    Jalux, Inc............................................    40,800    413,946
    Jamco Corp............................................    80,000    849,950
    Japan Airport Terminal Co., Ltd.......................   222,400  4,158,895
   #Japan Foundation Engineering Co., Ltd.................   162,500    492,473

                                     1678

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Japan Pulp & Paper Co., Ltd...........................   469,000 $1,469,234
    Japan Transcity Corp..................................   249,000    858,136
    JK Holdings Co., Ltd..................................    92,540    488,701
    Kamei Corp............................................   153,000  1,124,817
    Kanaden Corp..........................................   116,000    739,906
    Kanagawa Chuo Kotsu Co., Ltd..........................   192,000    975,391
    Kanamoto Co., Ltd.....................................   135,000  2,844,645
    Kandenko Co., Ltd.....................................   562,000  2,825,589
  #*Kanematsu Corp........................................ 2,253,625  2,456,055
  #*Kanematsu-NNK Corp....................................   125,000    192,336
    Katakura Industries Co., Ltd..........................   132,100  1,555,206
   #Kato Works Co., Ltd...................................   296,000  1,257,618
   #KAWADA TECHNOLOGIES, Inc..............................    62,300  1,816,813
    Kawasaki Kinkai Kisen Kaisha, Ltd.....................    99,000    267,547
   #Kawasaki Kisen Kaisha, Ltd............................ 3,682,000  7,527,732
   #Keihin Co. Ltd/Minato-Ku Tokyo Japan..................   245,000    392,053
   *KI Holdings Co., Ltd..................................    54,000    108,604
   #Kimura Chemical Plants Co., Ltd.......................    33,700    191,043
    King Jim Co., Ltd.....................................    30,400    216,040
   #Kinki Sharyo Co., Ltd.................................   185,000    598,337
    Kintetsu World Express, Inc...........................    82,800  3,129,694
    Kitagawa Iron Works Co., Ltd..........................   475,000    740,569
    Kitano Construction Corp..............................   242,000    513,798
    Kitazawa Sangyo Co., Ltd..............................    54,500     96,749
    Kito Corp.............................................    45,100    675,581
    Kitz Corp.............................................   508,700  2,431,141
    Koike Sanso Kogyo Co., Ltd............................   149,000    343,165
    Kokusai Co., Ltd......................................    19,600    184,541
    Kokuyo Co., Ltd.......................................   448,325  3,287,386
    KOMAIHALTEC, Inc......................................   200,000    426,035
    Komatsu Wall Industry Co., Ltd........................    48,300    905,606
    Komori Corp...........................................   407,800  5,114,630
    Kondotec, Inc.........................................   114,100    680,518
  #*Kosaido Co., Ltd......................................   284,200  1,461,505
    KRS Corp..............................................    37,200    361,235
   *Kumagai Gumi Co., Ltd.................................   852,800    834,162
   #Kuroda Electric Co., Ltd..............................   174,000  2,423,542
    Kyodo Printing Co., Ltd...............................   540,000  1,497,529
   *Kyokuto Boeki Kaisha, Ltd.............................    58,000    116,356
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................   210,100  2,173,887
    Kyoritsu Printing Co., Ltd............................     5,400     13,435
    Kyosan Electric Manufacturing Co., Ltd................   278,000    953,107
    Kyowa Exeo Corp.......................................   482,300  5,316,865
    Kyudenko Corp.........................................   225,000  1,010,296
   *Lonseal Corp..........................................   116,000    133,570
    Maeda Corp............................................   845,000  4,423,698
    Maeda Road Construction Co., Ltd......................   360,000  5,902,959
    Maezawa Industries, Inc...............................    35,700    128,429
    Maezawa Kasei Industries Co., Ltd.....................    50,700    516,770
    Maezawa Kyuso Industries Co., Ltd.....................    52,800    673,671
    Makino Milling Machine Co., Ltd.......................   576,000  3,352,686
    Marubeni Construction Material Lease Co., Ltd.........    75,000    126,839
    Marufuji Sheet Piling Co., Ltd........................     7,000     15,076

                                     1679

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Maruka Machinery Co., Ltd.............................    28,100 $  342,133
    Maruwn Corp...........................................    14,200     34,451
   #Maruyama Manufacturing Co., Inc.......................   237,000    620,066
    Maruzen Showa Unyu Co., Ltd...........................   309,000  1,058,274
    Matsuda Sangyo Co., Ltd...............................    82,582  1,081,198
    Matsui Construction Co., Ltd..........................   128,600    433,959
    Max Co., Ltd..........................................   197,000  2,296,079
   #Meidensha Corp........................................   984,050  3,165,521
   #Meiji Shipping Co., Ltd...............................   114,200    448,819
    Meisei Industrial Co., Ltd............................   218,000    886,412
   #Meitec Corp...........................................   156,900  4,240,007
    Meito Transportation Co., Ltd.........................    22,000    141,523
   #Meiwa Corp............................................   166,400    554,744
    Mesco, Inc............................................    23,000    138,309
   #Minebea Co., Ltd...................................... 1,975,000  7,740,798
    Mirait Holdings Corp..................................   355,485  3,291,539
    Mitani Corp...........................................    61,500  1,059,896
  #*Mitsubishi Kakoki Kaisha, Ltd.........................   369,000    650,126
    Mitsubishi Nichiyu Forklift Co., Ltd..................   146,000    686,249
    Mitsubishi Pencil Co., Ltd............................   104,500  2,217,076
    Mitsuboshi Belting Co., Ltd...........................   296,000  1,382,603
    Mitsui Engineering & Shipbuilding Co., Ltd............ 4,072,000  7,213,887
   #Mitsui Matsushima Co., Ltd............................   737,000  1,043,528
    Mitsui-Soko Co., Ltd..................................   220,000  1,012,398
    Mitsumura Printing Co., Ltd...........................    93,000    245,844
   #Miura Co., Ltd........................................   157,300  4,280,069
  #*Miyaji Engineering Group, Inc.........................   674,175  1,064,289
   #Mori Seiki Co., Ltd...................................   541,700  7,015,002
    Morita Holdings Corp..................................   239,000  2,036,384
    Moshi Moshi Hotline, Inc..............................   240,800  2,998,723
    NAC Co., Ltd..........................................    50,800    900,045
   #Nachi-Fujikoshi Corp..................................   913,000  4,001,380
    Nagase & Co., Ltd.....................................    23,400    303,803
    Nakabayashi Co., Ltd..................................   217,000    449,236
    Nakano Corp...........................................     5,500     11,607
    Namura Shipbuilding Co., Ltd..........................   154,000  1,246,195
    Narasaki Sangyo Co., Ltd..............................    56,000    105,624
    NDS Co., Ltd..........................................   231,000    648,084
    NEC Capital Solutions, Ltd............................    45,100  1,197,089
   #Nichias Corp..........................................   553,000  3,614,593
    Nichiban Co., Ltd.....................................   122,000    485,259
    Nichiden Corp.........................................    24,500    555,074
    Nichiha Corp..........................................   132,380  1,958,309
    Nichireki Co., Ltd....................................   138,000    877,235
   #Nihon M&A Center, Inc.................................    42,900  2,848,938
    Nihon Trim Co., Ltd...................................    12,000  1,147,399
    Nikkato Corp..........................................       700      3,300
    Nikko Co., Ltd........................................   149,000    534,913
    Nippo Corp............................................   315,000  5,361,852
   #Nippon Carbon Co., Ltd................................   663,000  1,195,427
   *Nippon Conveyor Co., Ltd..............................   194,000    152,328
    Nippon Densetsu Kogyo Co., Ltd........................   195,000  1,881,656
    Nippon Filcon Co., Ltd................................    70,900    281,899

                                     1680

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Nippon Hume Corp......................................   112,000 $  695,593
   #Nippon Jogesuido Sekkei Co., Ltd......................    29,500    362,080
   #Nippon Kanzai Co., Ltd................................    43,000    645,939
    Nippon Koei Co., Ltd..................................   372,000  1,350,557
    Nippon Konpo Unyu Soko Co., Ltd.......................   313,300  5,004,182
   #Nippon Parking Development Co., Ltd...................     7,887    609,476
    Nippon Rietec Co., Ltd................................     7,000     48,447
    Nippon Road Co., Ltd. (The)...........................   395,000  2,129,871
    Nippon Seisen Co., Ltd................................   103,000    472,514
   #Nippon Sharyo, Ltd....................................   391,000  2,166,107
  #*Nippon Sheet Glass Co., Ltd........................... 5,424,000  5,685,228
    Nippon Signal Co., Ltd................................   291,200  2,092,273
   #Nippon Steel Trading Co., Ltd.........................   294,000    845,060
    Nippon Thompson Co., Ltd..............................   375,000  1,792,064
    Nippon Tungsten Co., Ltd..............................    62,000     90,472
    Nishi-Nippon Railroad Co., Ltd........................   285,000  1,084,295
    Nishimatsu Construction Co., Ltd...................... 1,855,000  4,343,237
    Nishio Rent All Co., Ltd..............................    84,700  1,777,185
    Nissei ASB Machine Co., Ltd...........................     6,900    103,566
   #Nissei Corp...........................................    37,900    339,978
    Nissei Plastic Industrial Co., Ltd....................   265,600  1,982,729
    Nisshinbo Holdings, Inc...............................   797,000  6,134,165
    Nissin Corp...........................................   377,000  1,084,299
   #Nissin Electric Co., Ltd..............................   284,000  1,708,663
    Nitchitsu Co., Ltd....................................    20,000     32,855
    Nitta Corp............................................   112,800  2,199,780
    Nitto Boseki Co., Ltd.................................   838,000  2,908,168
    Nitto Kogyo Corp......................................   149,000  2,467,481
    Nitto Kohki Co., Ltd..................................    68,300  1,266,186
    Nitto Seiko Co., Ltd..................................   138,000    461,610
    Nittoc Construction Co., Ltd..........................   148,000    471,810
   #Nittoku Engineering Co., Ltd..........................    79,500    762,282
    Noda Corp.............................................   158,100    880,580
    Nomura Co., Ltd.......................................   220,000  2,030,855
    Noritake Co. Ltd/Nagoya Japan.........................   588,000  1,523,073
    Noritz Corp...........................................   164,200  2,771,134
  #*NS United Kaiun Kaisha, Ltd...........................   574,000    952,451
  #*NTN Corp.............................................. 2,638,000  8,635,158
    Obara Group, Inc......................................    58,700  1,774,286
    Obayashi Road Corp....................................   175,000    691,289
   #Oiles Corp............................................   136,742  2,753,732
    Okabe Co., Ltd........................................   217,600  2,336,818
   *Okamoto Machine Tool Works, Ltd.......................   166,000    197,932
    Okamura Corp..........................................   364,900  2,482,198
   *OKI Electric Cable Co., Ltd...........................    90,000    136,855
    OKK Corp..............................................   404,000    592,714
    OKUMA Corp............................................   792,000  5,841,627
    Okumura Corp..........................................   951,400  3,685,274
    Onoken Co., Ltd.......................................    75,600    713,161
    Organo Corp...........................................   221,000  1,149,652
   #OSG Corp..............................................   401,700  6,156,124
   #Outsourcing, Inc......................................    10,600     95,009
   #Oyo Corp..............................................   109,600  1,609,640

                                     1681

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   #Pasco Corp............................................   107,000 $  386,515
    Pasona Group, Inc.....................................     1,065    713,384
    Penta-Ocean Construction Co., Ltd..................... 1,646,000  3,991,488
    Pilot Corp............................................    81,100  2,728,981
    Prestige International, Inc...........................    32,600    448,774
    Pronexus, Inc.........................................   133,200    842,074
   #PS Mitsubishi Construction Co., Ltd...................    35,200    141,267
    Raito Kogyo Co., Ltd..................................   286,500  2,110,599
    Rheon Automatic Machinery Co., Ltd....................    64,000    157,229
   #Ryobi, Ltd............................................   710,200  2,276,197
   #Sakai Heavy Industries, Ltd...........................   224,000    606,601
    Sakai Moving Service Co., Ltd.........................     9,000    239,812
    Sanki Engineering Co., Ltd............................   340,000  1,917,063
   #Sanko Metal Industrial Co., Ltd.......................   136,000    305,175
    Sankyo Tateyama, Inc..................................   171,000  3,515,748
    Sankyu, Inc........................................... 1,517,000  5,291,426
    Sanritsu Corp.........................................     9,500     50,874
    Sanwa Holdings Corp................................... 1,215,000  6,685,506
    Sanyo Denki Co., Ltd..................................   223,000  1,658,110
    Sanyo Engineering & Construction, Inc.................    48,000    215,621
    Sanyo Industries, Ltd.................................    99,000    186,854
  #*Sasebo Heavy Industries Co., Ltd......................   701,000    635,327
   #Sata Construction Co., Ltd............................   384,000    293,539
   #Sato Holdings Corp....................................   115,100  2,047,504
    Sato Shoji Corp.......................................    65,300    367,164
    SBS Holdings, Inc.....................................     5,100     53,281
   #Secom Joshinetsu Co., Ltd.............................    33,900    865,221
    Seibu Electric Industry Co., Ltd......................    67,000    289,062
    Seika Corp............................................   322,000    774,914
  #*Seikitokyu Kogyo Co., Ltd.............................   713,000    530,076
   #Seino Holdings Co., Ltd...............................   741,000  6,645,828
    Sekisui Jushi Corp....................................   168,000  2,220,461
   #Senko Co., Ltd........................................   497,000  2,594,236
    Senshu Electric Co., Ltd..............................    37,300    439,203
    Shibusawa Warehouse Co., Ltd. (The)...................   265,000  1,157,906
    Shibuya Kogyo Co., Ltd................................    80,200    691,757
    Shima Seiki Manufacturing, Ltd........................   152,300  3,035,632
    Shin Nippon Air Technologies Co., Ltd.................    88,780    525,715
    Shin-Keisei Electric Railway Co., Ltd.................   182,000    709,594
    Shinmaywa Industries, Ltd.............................   473,000  3,891,628
   #Shinnihon Corp........................................   194,800    579,740
    Shinsho Corp..........................................   254,000    496,704
    Shinwa Co. Ltd/Nagoya.................................     8,400    102,426
    Shoko Co., Ltd........................................   390,000    525,191
   #Showa Aircraft Industry Co., Ltd......................    47,000    428,151
   #Sinfonia Technology Co., Ltd..........................   574,000    906,899
    Sinko Industries, Ltd.................................    73,000    684,238
    Sintokogio, Ltd.......................................   256,700  2,015,413
    Soda Nikka Co., Ltd...................................    67,000    279,098
   #Sodick Co., Ltd.......................................   259,300  1,252,339
    Sohgo Security Services Co., Ltd......................   338,100  6,029,199
    Sotetsu Holdings, Inc.................................   625,000  2,267,889
    Space Co., Ltd........................................    73,420    837,206

                                     1682

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Srg Takamiya Co., Ltd.................................     5,100 $   39,572
    Subaru Enterprise Co., Ltd............................    59,000    190,265
    Sugimoto & Co., Ltd...................................    34,100    302,361
    Sumikin Bussan Corp...................................   545,000  1,645,359
    Sumitomo Densetsu Co., Ltd............................    98,100  1,334,128
  #*Sumitomo Mitsui Construction Co., Ltd................. 1,744,000  1,421,314
    Sumitomo Precision Products Co., Ltd..................   180,000    761,183
    Sumitomo Warehouse Co., Ltd. (The)....................   754,000  4,307,734
   *SWCC Showa Holdings Co., Ltd.......................... 1,732,000  1,359,501
    Tadano, Ltd...........................................   320,579  4,678,983
    Taihei Dengyo Kaisha, Ltd.............................   193,000  1,370,532
    Taihei Kogyo Co., Ltd.................................   274,000    960,519
    Taiheiyo Kouhatsu, Inc................................   353,000    348,500
    Taikisha, Ltd.........................................   162,300  3,917,214
    Takada Kiko Co., Ltd..................................    90,000    185,326
    Takano Co., Ltd.......................................    51,100    240,950
   #Takaoka Toko Holdings Co., Ltd........................    44,820    815,732
    Takara Printing Co., Ltd..............................    38,055    270,179
    Takara Standard Co., Ltd..............................   509,000  3,728,172
    Takasago Thermal Engineering Co., Ltd.................   326,200  2,811,518
   #Takashima & Co., Ltd..................................   192,000    541,939
   #Takeei Corp...........................................    83,400  1,112,918
   #Takeuchi Manufacturing Co., Ltd.......................    66,400  1,263,741
    Takigami Steel Construction Co., Ltd. (The)...........    50,000    201,478
    Takisawa Machine Tool Co., Ltd........................   349,000    511,897
    Takuma Co., Ltd.......................................   392,000  2,993,176
   #Tanseisha Co., Ltd....................................   106,000    682,650
   #Tatsuta Electric Wire and Cable Co., Ltd..............   260,200  2,018,234
    TECHNO ASSOCIE Co., Ltd...............................    58,400    656,602
    Techno Ryowa, Ltd.....................................    71,390    324,427
    Teikoku Electric Manufacturing Co., Ltd...............    35,300    912,017
    Teikoku Sen-I Co., Ltd................................   119,000    965,045
  #*Tekken Corp...........................................   763,000    870,999
    Temp Holdings Co., Ltd................................    48,600  1,242,344
    Teraoka Seisakusho Co., Ltd...........................    53,600    217,770
   *Toa Corp.............................................. 1,060,000  1,426,098
   #TOA ROAD Corp.........................................   246,000  1,040,197
  #*Tobishima Corp........................................   640,500    665,832
    Tocalo Co., Ltd.......................................    81,900  1,081,290
    Toda Corp............................................. 1,127,000  3,204,506
    Toenec Corp...........................................   212,000  1,124,698
    TOKAI Holdings Corp...................................   484,300  1,646,070
    Tokai Lease Co., Ltd..................................   154,000    279,777
    Tokyo Energy & Systems, Inc...........................   143,000    705,557
   #Tokyo Keiki, Inc......................................   319,000    667,470
    Tokyo Sangyo Co., Ltd.................................    81,000    260,264
    Tokyu Community Corp..................................    32,900  1,496,636
   *Tokyu Construction Co., Ltd...........................   462,780  1,103,484
    Toli Corp.............................................   252,000    480,362
   #Tomoe Corp............................................   150,100    513,756
   #Tomoe Engineering Co., Ltd............................    36,200    547,546
    Tonami Holdings Co., Ltd..............................   331,000    711,991
    Toppan Forms Co., Ltd.................................   275,100  2,372,498

                                     1683

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Industrials -- (Continued)
    Torishima Pump Manufacturing Co., Ltd..............   111,200 $    982,471
    Toshiba Machine Co., Ltd...........................   641,000    2,959,352
    Toshiba Plant Systems & Services Corp..............   228,450    3,712,426
   #Tosho Printing Co., Ltd............................   243,000      607,260
    Totetsu Kogyo Co., Ltd.............................   140,300    2,566,345
   #Toyo Construction Co., Ltd.........................   340,800      830,160
   #Toyo Denki Seizo--Toyo Electric Manufacturing Co.,
     Ltd...............................................   213,000      647,635
    Toyo Engineering Corp..............................   610,400    2,817,229
    Toyo Machinery & Metal Co., Ltd....................    42,400      141,938
   #Toyo Tanso Co., Ltd................................    68,900    1,123,914
   #Toyo Wharf & Warehouse Co., Ltd....................   315,000      578,479
    Trancom Co., Ltd...................................    38,400    1,125,600
    Trinity Industrial Corp............................    19,000       67,925
    Trusco Nakayama Corp...............................   107,400    2,175,359
    Tsubakimoto Chain Co...............................   779,700    4,816,494
    Tsubakimoto Kogyo Co., Ltd.........................   117,000      309,229
  #*Tsudakoma Corp.....................................   272,000      431,916
   #Tsugami Corp.......................................   368,000    1,785,177
    Tsukishima Kikai Co., Ltd..........................   127,000    1,356,086
    Tsurumi Manufacturing Co., Ltd.....................    94,000      894,521
    TTK Co., Ltd.......................................    62,000      284,799
    Uchida Yoko Co., Ltd...............................   331,000      850,645
   #Ueki Corp..........................................   364,000      638,300
    Union Tool Co......................................    64,700    1,240,005
    Ushio, Inc.........................................   212,700    2,609,647
    Utoc Corp..........................................    92,900      317,512
  #*Wakachiku Construction Co., Ltd.................... 1,204,000    1,165,104
    Wakita & Co., Ltd..................................   150,000    1,616,878
   #Weathernews, Inc...................................    37,900      909,712
    Yahagi Construction Co., Ltd.......................   147,200      625,474
    YAMABIKO Corp......................................    34,482      931,925
    Yamato Corp........................................    82,000      287,746
    Yamaura Corp.......................................    28,000       80,164
    Yamazen Corp.......................................   305,500    1,893,927
    Yasuda Warehouse Co., Ltd. (The)...................   100,100      903,804
    Yokogawa Bridge Holdings Corp......................   170,400    2,055,276
    Yondenko Corp......................................   132,800      485,365
    Yuasa Trading Co., Ltd.............................   996,000    1,765,925
    Yuken Kogyo Co., Ltd...............................   176,000      394,502
    Yurtec Corp........................................   256,000      783,356
   #Yusen Logistics Co., Ltd...........................   103,200      930,823
   #Yushin Precision Equipment Co., Ltd................    37,134      683,232
                                                                  ------------
Total Industrials......................................            605,879,753
                                                                  ------------
Information Technology -- (9.3%)
    A&D Co., Ltd.......................................    94,100      627,246
    Ai Holdings Corp...................................   255,500    2,185,217
    Aichi Tokei Denki Co., Ltd.........................   192,000      556,155
   #Aiphone Co., Ltd...................................    81,200    1,298,618
   #Allied Telesis Holdings KK.........................   470,700      417,684
    Alpha Systems, Inc.................................    34,760      398,111
    Alps Electric Co., Ltd............................. 1,084,100    8,123,533
    Amano Corp.........................................   351,700    3,764,794

                                     1684

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
    AOI Electronic Co., Ltd...............................    35,200 $  513,240
    Argo Graphics, Inc....................................    25,100    443,879
    Arisawa Manufacturing Co., Ltd........................   186,600    782,994
    Asahi Net, Inc........................................    74,000    312,891
   #Axell Corp............................................    43,600    839,699
    Azbil Corp............................................   127,000  2,725,429
   #Bit-isle, Inc.........................................    76,000    682,426
    CAC Corp..............................................    72,400    627,727
   #Canon Electronics, Inc................................   127,100  2,398,129
    Chino Corp............................................   165,000    361,625
    CMK Corp..............................................   263,200    865,901
    Computer Engineering & Consulting, Ltd................    69,400    423,437
    Core Corp.............................................    37,100    282,135
   #Cresco, Ltd...........................................    23,200    172,500
    Cybernet Systems Co., Ltd.............................       120     38,414
    Cybozu, Inc...........................................     1,157    331,322
   #Dai-ichi Seiko Co., Ltd...............................    53,200    691,703
    Daishinku Corp........................................   193,000    773,716
    Daito Electron Co., Ltd...............................     5,900     23,725
   #Daiwabo Holdings Co., Ltd............................. 1,152,000  1,857,153
    Denki Kogyo Co., Ltd..................................   319,000  1,730,441
    DKK-Toa Corp..........................................    38,200    157,858
    DTS Corp..............................................   114,800  1,609,725
    Eizo Corp.............................................    99,300  2,226,847
    Elecom Co., Ltd.......................................    43,500    524,228
   #Elematec Corp.........................................    39,871    504,420
   #EM Systems Co., Ltd...................................    10,800    218,964
    Enplas Corp...........................................    45,000  3,599,318
    ESPEC Corp............................................   123,100    941,768
    Excel Co., Ltd........................................    36,400    425,173
    Faith, Inc............................................     2,791    286,969
   #Ferrotec Corp.........................................   179,000    821,893
   #Fuji Electronics Co., Ltd.............................    55,100    713,853
    Fuji Soft, Inc........................................   120,000  2,257,669
    Fujitsu Frontech, Ltd.................................    77,500    485,855
    Furuno Electric Co., Ltd..............................    82,900    579,119
    Furuya Metal Co., Ltd.................................    10,800    351,465
    Future Architect, Inc.................................   114,800    572,810
   #GMO Payment Gateway, Inc..............................    15,100    352,662
    Gurunavi, Inc.........................................    78,700    847,020
    Hakuto Co., Ltd.......................................    85,700    787,147
   #Hioki EE Corp.........................................    44,700    629,440
   #Hitachi Kokusai Electric, Inc.........................   189,500  1,890,261
    Hochiki Corp..........................................    97,000    471,995
    Hokuriku Electric Industry Co., Ltd...................   398,000    567,551
    Horiba, Ltd...........................................   218,850  7,981,404
    Hosiden Corp..........................................   351,400  1,937,843
    I-Net Corp/Kanagawa...................................    47,800    376,127
    Icom, Inc.............................................    49,700  1,158,698
  #*Ikegami Tsushinki Co., Ltd............................   268,000    253,785
    Ines Corp.............................................   202,300  1,230,618
   #Infocom Corp..........................................       369    597,135
    Information Services International-Dentsu, Ltd........    76,700    821,947

                                     1685

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
Information Technology -- (Continued)
    Innotech Corp.........................................  92,200 $  428,819
    Internet Initiative Japan, Inc........................ 120,000  4,119,252
    Iriso Electronics Co., Ltd............................  42,900  1,212,807
    IT Holdings Corp...................................... 445,001  5,175,297
    ITC Networks Corp.....................................  99,100    836,149
    Itfor, Inc............................................  89,800    356,964
    Iwatsu Electric Co., Ltd.............................. 541,000    473,722
    Japan Aviation Electronics Industry, Ltd.............. 349,600  3,246,419
    Japan Cash Machine Co., Ltd...........................  16,315    216,964
    Japan Digital Laboratory Co., Ltd..................... 117,300  1,121,745
  #*Japan Radio Co., Ltd.................................. 304,000  1,002,392
   #Jastec Co., Ltd.......................................  61,400    432,922
   #JBCC Holdings, Inc....................................  84,900    935,638
  #*Justsystems Corp...................................... 134,700    634,088
    Kaga Electronics Co., Ltd............................. 116,400    929,714
    Kanematsu Electronics, Ltd............................  83,100  1,051,778
  #*KLab, Inc............................................. 108,500  1,304,201
    Koa Corp.............................................. 185,300  1,829,201
    Kyoden Co., Ltd....................................... 109,300    142,851
   #Kyoei Sangyo Co., Ltd.................................  97,000    186,995
    Kyowa Electronics Instruments Co., Ltd................  56,000    176,619
    LAC Co., Ltd..........................................  59,600    366,272
    Lasertec Corp.........................................  98,400  1,088,853
    Macnica, Inc..........................................  57,900  1,449,810
   #Macromill, Inc........................................ 211,600  1,251,703
    Marubun Corp..........................................  98,500    421,415
   #Maruwa Co. Ltd/Aichi..................................  53,800  1,779,423
   #Marvelous AQL, Inc....................................   1,634    913,353
    Megachips Corp........................................ 104,400  1,628,860
  #*Meiko Electronics Co., Ltd............................  70,200    484,719
   #Meisei Electric Co., Ltd.............................. 188,000    160,867
   #Melco Holdings, Inc...................................  77,000  1,056,333
   *Micronics Japan Co., Ltd..............................  20,900    108,411
    Mimasu Semiconductor Industry Co., Ltd................  94,181    817,622
   #Miraial Co., Ltd......................................  30,000    462,215
    Miroku Jyoho Service Co., Ltd......................... 105,000    391,391
    Mitsubishi Research Institute, Inc....................  20,100    432,356
    Mitsui High-Tec, Inc.................................. 144,700    874,443
    Mitsui Knowledge Industry Co., Ltd....................   3,643    544,616
  #*Mitsumi Electric Co., Ltd............................. 560,900  4,043,831
   #MTI, Ltd..............................................  34,300    252,183
   #Mutoh Holdings Co., Ltd............................... 160,000    644,822
    Nagano Keiki Co., Ltd.................................   5,500     39,840
    Nakayo Telecommunications, Inc........................ 411,000  1,290,930
    NEC Fielding, Ltd.....................................  97,600  1,153,443
    NEC Networks & System Integration Corp................ 140,600  3,070,884
   #NET One Systems Co., Ltd.............................. 482,300  3,751,612
    Nichicon Corp......................................... 302,300  3,023,670
    Nidec Copal Electronics Corp..........................  87,400    419,238
   #NIFTY Corp............................................     474    535,848
   #Nihon Dempa Kogyo Co., Ltd............................ 105,700    949,273
    Nihon Unisys, Ltd..................................... 272,875  1,901,699
   #Nippon Ceramic Co., Ltd...............................  88,600  1,125,808

                                     1686

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
Information Technology -- (Continued)
   *Nippon Chemi-Con Corp................................. 781,000 $3,457,902
    Nippon Kodoshi Corp...................................   3,200     39,789
    Nippon Systemware Co., Ltd............................  27,900    115,144
    Nohmi Bosai, Ltd...................................... 135,000  1,118,526
    NS Solutions Corp.....................................  97,800  1,823,913
    NSD Co., Ltd.......................................... 202,500  2,228,379
    Nuflare Technology, Inc...............................     151  1,888,004
    OBIC Business Consultants, Ltd........................  24,400  1,550,634
    Ohara, Inc............................................  47,600    308,967
    Okaya Electric Industries Co., Ltd....................  73,000    249,727
    ONO Sokki Co., Ltd.................................... 114,000    477,823
    Optex Co., Ltd........................................  57,600    940,142
   #Origin Electric Co., Ltd.............................. 168,000    557,088
   #Osaki Electric Co., Ltd............................... 173,000    931,066
    Panasonic Industrial Devices SUNX Co., Ltd............ 110,800    448,352
    Panasonic Information Systems.........................  15,700    379,238
    PCA Corp..............................................  14,000    153,990
    Riken Keiki Co., Ltd..................................  82,300    604,152
    Riso Kagaku Corp......................................  90,400  1,989,518
   #Roland DG Corp........................................  27,200    766,193
    Ryoden Trading Co., Ltd............................... 173,000  1,216,374
    Ryosan Co., Ltd....................................... 189,600  3,195,957
    Ryoyo Electro Corp.................................... 113,200    912,049
    Sanken Electric Co., Ltd.............................. 610,000  2,566,475
    Sanshin Electronics Co., Ltd.......................... 154,200    941,497
    Satori Electric Co., Ltd..............................  79,080    415,095
    Saxa Holdings, Inc.................................... 307,000    510,104
    Shibaura Electronics Co., Ltd.........................  15,900    189,132
  #*Shibaura Mechatronics Corp............................ 199,000    476,432
    Shindengen Electric Manufacturing Co., Ltd............ 410,000  1,678,107
   #Shinkawa, Ltd.........................................  68,300    435,358
    Shinko Electric Industries Co., Ltd................... 403,000  3,873,391
    Shinko Shoji Co., Ltd................................. 125,200  1,011,599
    Shizuki Electric Co., Inc............................. 103,000    404,681
   #Siix Corp.............................................  87,200  1,014,487
   #Simplex Holdings, Inc.................................   1,925    892,987
   #SMK Corp.............................................. 347,000  1,126,725
    Softbank Technology Corp..............................   5,800     93,451
   *Softbrain Co., Ltd....................................   7,700      9,340
    Soshin Electric Co., Ltd..............................   4,600     16,289
   #Square Enix Holdings Co., Ltd......................... 372,200  5,112,923
    SRA Holdings..........................................  51,300    586,452
    Star Micronics Co., Ltd............................... 221,600  2,243,498
    Sumida Corp...........................................  83,949    411,851
    Sun-Wa Technos Corp...................................  16,500    175,612
    Systena Corp.......................................... 117,600    851,572
   *Tabuchi Electric Co., Ltd.............................  21,000     95,853
    Tachibana Eletech Co., Ltd............................  63,300    644,185
   #Taiyo Yuden Co., Ltd.................................. 619,100  8,269,831
    Tamura Corp........................................... 422,000  1,067,142
    Tecmo Koei Holdings Co., Ltd.......................... 150,730  1,513,396
    Teikoku Tsushin Kogyo Co., Ltd........................ 215,000    355,423
    Thine Electronics, Inc................................   3,300     17,858

                                     1687

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Information Technology -- (Continued)
    TKC Corp...........................................   110,100 $  1,870,809
   #Tokyo Electron Device, Ltd.........................       342      516,940
    Tokyo Seimitsu Co., Ltd............................   212,400    4,151,445
    Tomen Devices Corp.................................     2,400       41,044
    Tomen Electronics Corp.............................    61,000      696,508
    Tose Co., Ltd......................................    22,100      158,846
    Toshiba TEC Corp...................................   690,000    3,974,029
    Toukei Computer Co., Ltd...........................    26,810      369,122
   #Towa Corp..........................................   112,000      662,632
    Toyo Corp..........................................   153,600    1,815,535
    Transcosmos, Inc...................................   137,700    2,223,311
    UKC Holdings Corp..................................    59,800      987,673
  #*Ulvac, Inc.........................................   238,300    1,857,391
  #*Uniden Corp........................................   377,000      833,314
   #UT Holdings Co., Ltd...............................   144,600      578,714
   #V Technology Co., Ltd..............................        32       84,604
    Wacom Co., Ltd.....................................    25,200      203,018
    Wellnet Corp.......................................    28,500      269,117
    Y A C Co., Ltd.....................................    37,700      203,600
   *Yamaichi Electronics Co., Ltd......................    75,700      124,159
    Yashima Denki Co., Ltd.............................     7,700       34,107
    Yokowo Co., Ltd....................................    84,300      396,189
    Zappallas, Inc.....................................       522      379,078
   #Zuken, Inc.........................................    94,600      825,418
                                                                  ------------
Total Information Technology...........................            218,291,967
                                                                  ------------
Materials -- (10.6%)
    Achilles Corp......................................   874,000    1,105,030
    ADEKA Corp.........................................   494,600    4,988,235
    Agro-Kanesho Co., Ltd..............................    14,000       89,382
    Aichi Steel Corp...................................   575,000    2,746,300
    Alconix Corp.......................................    25,700      492,503
    Arakawa Chemical Industries, Ltd...................    79,200      665,634
   #Araya Industrial Co., Ltd..........................   276,000      379,410
    Asahi Holdings, Inc................................   139,150    2,467,337
    Asahi Organic Chemicals Industry Co., Ltd..........   391,000      880,638
    Asahi Printing Co., Ltd............................       800       18,759
    C Uyemura & Co., Ltd...............................    16,000      736,020
    Chuetsu Pulp & Paper Co., Ltd......................   568,000      816,710
  #*Chugai Mining Co., Ltd............................. 1,012,400      288,874
    Chugoku Marine Paints, Ltd.........................   341,000    1,773,687
    Chuo Denki Kogyo Co., Ltd..........................   100,100      351,046
  #*Co-Op Chemical Co., Ltd............................   159,000      208,933
   #Dai Nippon Toryo Co., Ltd..........................   683,000    1,043,822
    Dai-Ichi Kogyo Seiyaku Co., Ltd....................   197,000      461,875
   #Daiichi Kigenso Kagaku-Kogyo Co., Ltd..............    11,800      249,084
    Daiken Corp........................................   401,000    1,058,234
    Daiki Aluminium Industry Co., Ltd..................   138,000      419,069
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd.........................................   376,000    1,589,927
   #Daio Paper Corp....................................   502,500    3,020,923
    Daiso Co., Ltd.....................................   411,000    1,177,618
    DC Co., Ltd........................................   113,900      339,062
    Denki Kagaku Kogyo KK..............................   387,000    1,426,010

                                     1688

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
    Dynapac Co., Ltd......................................    25,000 $   61,204
   #Earth Chemical Co., Ltd...............................    37,000  1,320,196
    FP Corp...............................................    66,900  4,710,869
    Fuji Seal International, Inc..........................   121,900  3,534,101
    Fujikura Kasei Co., Ltd...............................   138,000    648,626
    Fujimi, Inc...........................................   108,700  1,258,459
    Fujimori Kogyo Co., Ltd...............................    69,200  2,109,689
   #Fumakilla, Ltd........................................    45,000    133,131
   #Furukawa-Sky Aluminum Corp............................   469,000  1,246,374
    Fuso Chemical Co., Ltd................................     2,900     75,553
    Godo Steel, Ltd.......................................   899,000  1,500,328
   #Gun-Ei Chemical Industry Co., Ltd.....................   276,000  1,514,546
    Harima Chemicals Group, Inc...........................    73,300    352,590
   #Hodogaya Chemical Co., Ltd............................   280,000    525,040
    Hokkan Holdings, Ltd..................................   283,000    865,364
    Hokko Chemical Industry Co., Ltd......................    90,000    263,460
   #Hokuetsu Kishu Paper Co., Ltd.........................   862,199  3,707,834
    Honshu Chemical Industry Co., Ltd.....................    14,000     90,463
    Ihara Chemical Industry Co., Ltd......................   211,000  1,297,192
    Ise Chemical Corp.....................................    83,000    893,456
  #*Ishihara Sangyo Kaisha, Ltd........................... 1,854,500  1,378,860
   #Ishizuka Glass Co., Ltd...............................   109,000    268,842
    Japan Carlit Co., Ltd.................................    66,200    358,325
    JCU Corp..............................................    11,100    461,253
    JSP Corp..............................................   103,900  1,701,410
  #*Kanto Denka Kogyo Co., Ltd............................    91,000    218,583
    Katakura Chikkarin Co., Ltd...........................    43,000    114,849
    Kawakin Holdings Co., Ltd.............................    11,000     31,430
    Kawasaki Kasei Chemicals, Ltd.........................    88,000    106,883
    Koatsu Gas Kogyo Co., Ltd.............................   163,493    881,998
    Kogi Corp.............................................    30,000     55,681
    Kohsoku Corp..........................................    61,900    584,567
    Konishi Co., Ltd......................................    87,400  1,756,224
    Krosaki Harima Corp...................................   260,000    521,746
   #Kumiai Chemical Industry Co., Ltd.....................   271,000  1,614,065
    Kureha Corp...........................................   720,500  2,408,781
   #Kurimoto, Ltd.........................................   702,000  1,859,158
   #Kyoei Steel, Ltd......................................    95,200  1,605,894
    Kyowa Leather Cloth Co., Ltd..........................    71,700    208,395
    Lintec Corp...........................................   264,300  4,983,471
    MEC Co., Ltd..........................................    76,500    349,321
    Mitani Sekisan Co., Ltd...............................       900     11,624
  #*Mitsubishi Paper Mills, Ltd........................... 1,531,000  1,420,660
    Mitsubishi Steel Manufacturing Co., Ltd...............   727,000  1,838,458
    Mitsui Mining & Smelting Co., Ltd..................... 3,353,000  7,510,721
   #MORESCO Corp..........................................     9,200     98,014
    Mory Industries, Inc..................................   156,000    539,343
   *Nakayama Steel Works, Ltd.............................   454,000    263,596
    Neturen Co., Ltd......................................   154,500  1,143,838
  #*New Japan Chemical Co., Ltd...........................   182,300    522,387
    Nichia Steel Works, Ltd...............................   175,900    595,710
    Nihon Kagaku Sangyo Co., Ltd..........................    78,000    563,519
    Nihon Nohyaku Co., Ltd................................   252,000  2,500,205

                                     1689

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
    Nihon Parkerizing Co., Ltd............................   271,000 $5,376,693
    Nihon Yamamura Glass Co., Ltd.........................   491,000    831,662
  #*Nippon Chemical Industrial Co., Ltd...................   491,000    605,188
    Nippon Chutetsukan KK.................................   113,000    239,657
    Nippon Chuzo KK.......................................   111,000    124,443
    Nippon Coke & Engineering Co., Ltd.................... 1,410,500  1,580,950
   #Nippon Concrete Industries Co., Ltd...................   180,000    471,623
    Nippon Denko Co., Ltd.................................   514,000  1,516,799
    Nippon Fine Chemical Co., Ltd.........................    85,600    528,323
   #Nippon Kasei Chemical Co., Ltd........................   183,000    236,906
  #*Nippon Kinzoku Co., Ltd...............................   264,000    312,113
  #*Nippon Koshuha Steel Co., Ltd.........................   458,000    401,742
    Nippon Light Metal Holdings Co., Ltd.................. 2,648,500  3,532,310
   #Nippon Paper Industries Co., Ltd......................   148,100  2,155,338
    Nippon Pillar Packing Co., Ltd........................   112,000    739,168
    Nippon Soda Co., Ltd..................................   785,000  4,484,632
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....   289,000  3,134,971
   #Nippon Valqua Industries, Ltd.........................   465,000  1,181,147
  #*Nippon Yakin Kogyo Co., Ltd...........................   801,500    987,026
    Nisshin Steel Holdings Co., Ltd.......................   365,392  3,185,998
    Nittetsu Mining Co., Ltd..............................   375,000  1,460,228
    Nitto FC Co., Ltd.....................................    72,000    447,852
    NOF Corp..............................................   833,000  5,023,903
    Okamoto Industries, Inc...............................   414,000  1,301,352
    Okura Industrial Co., Ltd.............................   305,000  1,023,454
    Osaka Organic Chemical Industry, Ltd..................    66,000    285,380
    Osaka Steel Co., Ltd..................................    77,700  1,357,030
   #OSAKA Titanium Technologies Co........................   100,300  1,950,574
    Pacific Metals Co., Ltd...............................   815,000  3,630,024
    Pack Corp. (The)......................................    75,200  1,263,337
  #*Rasa Industries, Ltd..................................   430,000    495,139
    Rengo Co., Ltd........................................ 1,219,000  6,176,109
    Riken Technos Corp....................................   203,000    637,413
  #*S Science Co., Ltd....................................   547,000     39,042
    Sakai Chemical Industry Co., Ltd......................   535,000  1,690,830
    Sakata INX Corp.......................................   242,000  2,248,598
    Sanyo Chemical Industries, Ltd........................   312,000  1,988,685
   #Sanyo Special Steel Co., Ltd..........................   581,300  2,764,143
    Seiko PMC Corp........................................     7,700     31,138
    Sekisui Plastics Co., Ltd.............................   233,000    582,269
    Shikoku Chemicals Corp................................   221,000  1,687,023
    Shin-Etsu Polymer Co., Ltd............................   243,800    778,454
    Shinagawa Refractories Co., Ltd.......................   242,000    458,697
    Shinko Wire Co., Ltd..................................   184,000    279,774
    Somar Corp............................................    11,000     23,018
   #Stella Chemifa Corp...................................    53,600    814,720
    Sumitomo Bakelite Co., Ltd............................ 1,095,000  4,114,667
    Sumitomo Light Metal Industries, Ltd.................. 2,296,000  2,082,165
    Sumitomo Osaka Cement Co., Ltd........................ 2,274,000  7,369,617
   *Sumitomo Pipe & Tube Co., Ltd.........................   108,100  1,179,980
    Sumitomo Seika Chemicals Co., Ltd.....................   259,000    985,065
    T Hasegawa Co., Ltd...................................   122,900  1,691,071
    T&K Toka Co., Ltd.....................................    30,400    646,517

                                     1690

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
Materials -- (Continued)
    Taisei Lamick Co., Ltd............................    27,600 $    685,791
    Taiyo Holdings Co., Ltd...........................    82,400    2,574,521
    Takasago International Corp.......................   421,000    2,142,900
    Takiron Co., Ltd..................................   304,000    1,304,571
   *Tanaka Chemical Corp..............................     1,100        4,475
    Tayca Corp........................................   159,000      434,513
    Tenma Corp........................................    87,000    1,118,079
   #Titan Kogyo KK....................................    82,000      177,186
    Toagosei Co., Ltd................................. 1,122,000    4,803,837
   #Toda Kogyo Corp...................................   220,000      576,168
   #Toho Titanium Co., Ltd............................   145,800    1,097,611
    Toho Zinc Co., Ltd................................   741,000    2,149,957
   #Tokai Carbon Co., Ltd............................. 1,127,000    3,238,476
    Tokushu Tokai Paper Co., Ltd......................   551,580    1,114,019
   #Tokuyama Corp..................................... 1,896,000    6,769,850
    Tokyo Ohka Kogyo Co., Ltd.........................   180,800    3,879,288
  #*Tokyo Rope Manufacturing Co., Ltd.................   283,000      386,347
   #Tokyo Steel Manufacturing Co., Ltd................   654,900    3,291,692
    Tokyo Tekko Co., Ltd..............................   232,000      871,768
    Tomoegawa Co., Ltd................................   125,000      223,187
    Tomoku Co., Ltd...................................   320,000      942,037
    Topy Industries, Ltd.............................. 1,068,000    2,208,806
    Tosoh Corp........................................ 1,998,000    7,074,013
    Toyo Ink SC Holdings Co., Ltd..................... 1,076,000    5,426,740
    Toyo Kohan Co., Ltd...............................   286,000    1,051,658
   #Toyobo Co., Ltd................................... 4,867,000    7,582,404
    TYK Corp..........................................   138,000      236,422
  #*Ube Material Industries, Ltd......................   226,000      601,066
    Wood One Co., Ltd.................................   169,000      518,435
    Yodogawa Steel Works, Ltd.........................   786,500    3,279,429
    Yuki Gosei Kogyo Co., Ltd.........................    64,000      175,678
    Yushiro Chemical Industry Co., Ltd................    60,000      574,301
                                                                 ------------
Total Materials.......................................            248,029,590
                                                                 ------------
Telecommunication Services -- (0.1%)
   *Japan Communications, Inc.........................     2,056      120,137
    Okinawa Cellular Telephone Co.....................    31,100      808,325
                                                                 ------------
Total Telecommunication Services......................                928,462
                                                                 ------------
Utilities -- (0.4%)
   #Hokkaido Gas Co., Ltd.............................   265,000      684,630
    Hokuriku Gas Co., Ltd.............................    99,000      244,604
    Okinawa Electric Power Co., Inc. (The)............    92,471    3,502,491
    Saibu Gas Co., Ltd................................ 1,546,000    3,626,771

                                     1691

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                       SHARES     VALUE++
                                                       ------- --------------
Utilities -- (Continued)
    Shizuoka Gas Co., Ltd............................. 307,000 $    2,160,634
                                                               --------------
Total Utilities.......................................             10,219,130
                                                               --------------
TOTAL COMMON STOCKS...................................          2,099,461,254
                                                               --------------


                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@ DFA Short Term Investment Fund.................  21,521,175    249,000,000
@ Repurchase Agreement, Deutsche Bank Securities,
  Inc. 0.10%, 08/01/13 (Collateralized by $892,484
  FNMA, rates ranging from 4.500% to 6.000%,
  maturities ranging from 01/01/40 to 05/01/42,
  valued at $572,652) to be repurchased
  at $561,426....................................... $       561        561,424
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                249,561,424
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,296,175,505)^^.................................             $2,349,022,678
                                                                 ==============

                                     1692

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------
                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                              ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary....................         -- $  467,638,617   --    $  467,638,617
   Consumer Staples..........................         --    195,602,081   --       195,602,081
   Energy....................................         --     18,477,014   --        18,477,014
   Financials................................         --    235,305,137   --       235,305,137
   Health Care...............................         --     99,089,503   --        99,089,503
   Industrials...............................         --    605,879,753   --       605,879,753
   Information Technology....................         --    218,291,967   --       218,291,967
   Materials................................. $1,781,046    246,248,544   --       248,029,590
   Telecommunication Services................         --        928,462   --           928,462
   Utilities.................................         --     10,219,130   --        10,219,130
Securities Lending Collateral................         --    249,561,424   --       249,561,424
                                              ---------- --------------   --    --------------
TOTAL........................................ $1,781,046 $2,347,241,632   --    $2,349,022,678
                                              ========== ==============   ==    ==============

                                     1693

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (80.0%)
AUSTRALIA -- (38.4%)
   *AAT Corp., Ltd.....................................     9,992 $        --
   *ABM Resources NL................................... 4,344,904     148,281
    Acrux, Ltd.........................................     3,863      11,686
    Adelaide Brighton, Ltd............................. 1,752,496   5,164,436
   #Aditya Birla Minerals, Ltd.........................   884,599     305,989
   *AED Oil, Ltd.......................................   363,401          --
   #Ainsworth Game Technology, Ltd.....................   361,760   1,169,891
  #*AJ Lucas Group, Ltd................................   317,969     439,735
   *Alchemia, Ltd......................................   459,735     152,939
  #*Alcyone Resources, Ltd............................. 4,280,423      34,627
  #*Alkane Resources, Ltd.............................. 1,255,636     473,936
   *Alliance Resources, Ltd............................   399,488      54,006
    Altium, Ltd........................................    13,316      27,362
   *Altona Mining, Ltd................................. 1,108,169     139,433
    AMA Group, Ltd.....................................    15,236       4,524
    Amalgamated Holdings, Ltd..........................   462,896   3,460,984
    Amcom Telecommunications, Ltd...................... 1,009,533   1,685,795
   *Ampella Mining, Ltd................................   108,829      12,720
   #Ansell, Ltd........................................   414,608   6,908,630
  #*Antares Energy, Ltd................................ 1,014,288     432,759
    AP Eagers, Ltd.....................................   235,789     947,093
   #APN News & Media, Ltd.............................. 2,462,431     652,617
  #*Aquarius Platinum, Ltd............................. 1,647,462   1,187,903
  #*Aquila Resources, Ltd..............................   401,161     752,607
   *Arafura Resources, Ltd............................. 1,004,551      94,714
   #ARB Corp., Ltd.....................................   347,600   4,223,055
    Aristocrat Leisure, Ltd............................ 2,580,305  10,066,402
    Arrium, Ltd........................................ 7,583,001   6,772,322
   #ASG Group, Ltd.....................................   642,515     217,262
   *Atlantic, Ltd......................................    96,276      18,978
    Atlas Iron, Ltd.................................... 3,550,947   2,600,065
  #*Aurora Oil & Gas, Ltd.............................. 2,040,060   5,916,389
   #Ausdrill, Ltd...................................... 1,591,020   1,541,997
   #Ausenco, Ltd.......................................   480,367     657,267
  #*Austal, Ltd........................................ 1,105,762     839,985
   #Austbrokers Holdings, Ltd..........................   168,744   1,674,452
   #Austin Engineering, Ltd............................   236,516     878,117
   *Austpac Resources NL............................... 1,539,067      44,239
   *Australian Agricultural Co., Ltd................... 1,132,520   1,170,651
    Australian Infrastructure Fund..................... 3,606,473      42,129
    Australian Pharmaceutical Industries, Ltd.......... 2,452,401     980,120
    Australian Vintage, Ltd............................ 2,437,348   1,019,035
    Automotive Holdings Group, Ltd.....................   829,511   2,826,846
   *Avanco Resources, Ltd.............................. 2,010,636     153,482
  #*AVJennings, Ltd.................................... 7,259,050   3,068,592
   *AWE, Ltd........................................... 2,693,888   3,265,484
  #*Bandanna Energy, Ltd...............................   452,591      63,066
   *Bannerman Resources, Ltd...........................   106,045       6,211
    BC Iron, Ltd.......................................   436,029   1,446,288
    Beach Energy, Ltd.................................. 6,901,735   8,300,435
    Bega Cheese, Ltd...................................     4,802      11,916

                                     1694

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
  #*Berkeley Resources, Ltd............................   434,006 $   113,331
    Beyond International, Ltd..........................    61,256      82,687
  #*Billabong International, Ltd....................... 1,600,753     582,805
   *Bionomics, Ltd.....................................   307,673     152,084
   *Bisalloy Steel Group, Ltd..........................    87,703      70,964
    Blackmores, Ltd....................................    77,384   1,817,581
  #*Blackthorn Resources, Ltd..........................   224,195      52,279
   *BlueScope Steel, Ltd............................... 2,365,706  11,411,983
   #Boart Longyear, Ltd................................ 2,638,658   1,218,927
   *Boom Logistics, Ltd................................   812,985      91,419
   *Boulder Steel, Ltd.................................   165,585       2,381
   #Bradken, Ltd....................................... 1,022,589   4,530,096
   #Breville Group, Ltd................................   598,466   4,055,728
    Brickworks, Ltd....................................   137,248   1,510,427
    BSA, Ltd...........................................   575,747      85,536
    BT Investment Management, Ltd......................   233,802     758,676
  #*Buccaneer Energy, Ltd.............................. 4,354,425     215,770
  #*Buru Energy, Ltd...................................   466,308     729,021
   #Cabcharge Australia, Ltd...........................   614,384   2,392,112
    Calliden Group, Ltd................................   389,687     124,353
   *Cape Lambert Resources, Ltd........................   373,413      55,470
   *Capral, Ltd........................................    58,499       8,426
   #Cardno, Ltd........................................   599,641   2,946,977
  #*Carnarvon Petroleum, Ltd........................... 4,944,854     253,453
  #*Carnegie Wave Energy, Ltd..........................   263,165       8,259
   #carsales.com, Ltd.................................. 1,220,399  10,910,077
   #Cash Converters International, Ltd................. 1,566,757   1,661,755
    CDS Technologies, Ltd..............................    13,276          --
   #Cedar Woods Properties, Ltd........................   230,499   1,178,169
   *Centaurus Metals, Ltd..............................   107,335      11,591
   *Central Petroleum, Ltd............................. 1,182,052     138,178
    Centrebet International, Ltd. Claim Units..........    81,336          --
  #*Ceramic Fuel Cells, Ltd............................ 3,660,727     148,060
   #Chalice Gold Mines, Ltd............................   320,684      49,026
   #Challenger, Ltd....................................   198,545     761,576
   #Chandler Macleod Group, Ltd........................   386,386     156,319
    ChemGenex Pharmaceuticals, Ltd.....................   115,291          --
   *Chesser Resources, Ltd.............................    43,537       5,282
  #*Citigold Corp., Ltd................................ 3,765,806     169,201
   *Clarius Group, Ltd.................................    45,280       7,921
   *Clinuvel Pharmaceuticals, Ltd......................   106,846     182,607
   #Clough, Ltd........................................ 1,569,739   2,015,867
    Clover Corp., Ltd..................................   434,207     214,493
   *CO2 Group, Ltd.....................................   194,592      16,615
  #*Coal of Africa, Ltd................................   668,800      96,600
  #*Coalspur Mines, Ltd................................ 1,239,823     328,982
  #*Cockatoo Coal, Ltd................................. 3,092,993     161,228
   #Codan, Ltd.........................................   389,586     670,857
   *Coffey International, Ltd.......................... 1,048,636     127,126
    Collection House, Ltd.............................. 1,777,592   3,050,991
   #Collins Foods, Ltd.................................   220,087     346,348
   *Comet Ridge, Ltd...................................    15,204       2,733
   *Cooper Energy, Ltd.................................   336,842     134,847

                                     1695

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
AUSTRALIA -- (Continued)
    Coventry Group, Ltd................................    144,778 $  355,570
    Credit Corp. Group, Ltd............................    110,382    950,112
   *Crusader Resources, Ltd............................     65,920     13,365
   #CSG, Ltd...........................................    740,785    652,516
    CSR, Ltd...........................................  2,829,296  5,566,361
    CTI Logistics, Ltd.................................      7,200     11,973
  #*Cudeco, Ltd........................................    399,317    563,391
   *Cue Energy Resources, Ltd..........................  1,378,665    167,088
   #Data#3, Ltd........................................    378,295    406,270
   #David Jones, Ltd...................................  3,152,271  7,646,044
   #Decmil Group, Ltd..................................    728,820  1,375,135
  #*Deep Yellow, Ltd...................................  1,039,981     37,137
    Devine, Ltd........................................    497,498    342,781
  #*Discovery Metals, Ltd..............................  1,368,337    196,315
   #Domino's Pizza Enterprises, Ltd....................     14,892    155,441
   #Downer EDI, Ltd....................................  2,284,169  7,735,379
   *Dragon Mining, Ltd.................................    171,966     32,761
  #*Drillsearch Energy, Ltd............................  1,904,593  2,343,511
    DUET Group.........................................    529,900  1,028,809
    DuluxGroup, Ltd....................................  2,256,906  9,046,168
   #DWS, Ltd...........................................    382,927    528,203
    Echo Entertainment Group, Ltd......................    263,369    620,914
   *EHG Corp., Ltd.....................................        482         --
  #*Elders, Ltd........................................  1,419,921    100,704
   *Elemental Minerals, Ltd............................    388,188    153,957
   #Emeco Holdings, Ltd................................  3,418,670    765,978
   *Empire Oil & Gas NL................................    922,161      9,956
  #*Energy Resources of Australia, Ltd.................    819,847  1,079,414
  #*Energy World Corp., Ltd............................  4,052,461  2,183,991
   *Entek Energy, Ltd..................................     74,293      2,002
    Envestra, Ltd......................................  6,189,006  6,176,278
  #*Equatorial Resources, Ltd..........................    176,571    104,754
    ERM Power, Ltd.....................................     14,412     36,904
    Ethane Pipeline Income Fund........................    160,241    252,000
   #Euroz, Ltd.........................................     90,019     78,574
  #*Evolution Mining, Ltd..............................  1,783,827  1,398,096
   #Fairfax Media, Ltd................................. 10,440,988  4,503,043
   #Fantastic Holdings, Ltd............................    335,900    708,953
  #*FAR, Ltd...........................................  8,567,778    230,903
   #Finbar Group, Ltd..................................    106,108    128,707
   *Finders Resources, Ltd.............................      7,442      1,515
    FKP Property Group.................................    835,755  1,130,709
   #Fleetwood Corp., Ltd...............................    369,568  1,322,102
    FlexiGroup, Ltd....................................    620,491  2,542,322
  #*Flinders Mines, Ltd................................  6,909,293    291,486
  #*Focus Minerals, Ltd................................ 19,167,915    258,057
   #Forge Group, Ltd...................................    348,841  1,381,973
    Funtastic, Ltd.....................................     14,936      2,417
   #G8 Education, Ltd..................................    465,304  1,120,304
  #*Galaxy Resources, Ltd..............................    760,450    105,947
    Gazal Corp., Ltd...................................     75,960    179,523
   *Geodynamics, Ltd...................................  1,015,653    141,724
  #*Gindalbie Metals, Ltd..............................  2,927,610    433,781

                                     1696

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
    Global Construction Services, Ltd.....................     4,832 $    2,169
   *Gold Road Resources, Ltd..............................   141,504      5,858
   *Golden Rim Resources, Ltd.............................   191,403      5,505
   *Goodman Fielder, Ltd.................................. 9,960,250  6,843,353
    GrainCorp, Ltd. Class A...............................   828,668  9,208,573
   #Grange Resources, Ltd................................. 1,343,721    223,382
    Greencross, Ltd.......................................     7,711     39,309
  #*Greenland Minerals & Energy, Ltd......................   796,390    168,428
  #*Gryphon Minerals, Ltd................................. 1,931,531    322,930
   #GUD Holdings, Ltd.....................................   521,492  3,003,575
   *Gujarat NRE Coking Coal, Ltd..........................   119,865     18,316
  #*Gunns, Ltd............................................ 2,872,620         --
   #GWA Group, Ltd........................................ 1,295,732  2,863,703
    Hansen Technologies, Ltd..............................     5,702      4,948
   *Hastie Group, Ltd.....................................    81,042         --
   *Havilah Resources NL..................................   181,606     56,983
    HFA Holdings, Ltd.....................................   235,865    184,704
    HGL, Ltd..............................................    63,760     32,735
  #*Highlands Pacific, Ltd................................ 2,651,500    196,839
   *Hillgrove Resources, Ltd.............................. 1,190,412     74,981
    Hills Holdings, Ltd................................... 1,109,131  1,217,343
  #*Horizon Oil, Ltd...................................... 5,258,694  1,748,907
   *Icon Energy, Ltd...................................... 1,135,301    162,977
   *IDM International, Ltd................................    23,969        840
    iiNET, Ltd............................................   709,568  3,869,378
   #Imdex, Ltd............................................ 1,155,517    788,698
   #IMF Australia, Ltd....................................   314,016    513,547
   #Independence Group NL................................. 1,121,882  3,267,684
   *Indophil Resources NL................................. 3,118,946    604,337
  #*Infigen Energy, Ltd................................... 2,031,614    557,409
    Infomedia, Ltd........................................ 1,458,074    747,605
   #Integrated Research, Ltd..............................   317,407    295,290
  #*Intrepid Mines, Ltd................................... 1,794,707    435,308
   #Invocare, Ltd.........................................   633,106  6,622,603
    IOOF Holdings, Ltd.................................... 1,091,433  8,121,867
   #Iress, Ltd............................................   603,773  4,491,207
  #*Iron Ore Holdings, Ltd................................   336,216    222,221
  #*Ivanhoe Australia, Ltd................................   516,032     81,184
   #JB Hi-Fi, Ltd.........................................   582,072  9,717,896
    Jumbo Interactive, Ltd................................    65,796    120,568
  #*Jupiter Mines, Ltd....................................   465,443     30,983
   #K&S Corp., Ltd........................................   235,077    369,611
  #*Kagara, Ltd........................................... 1,945,393    209,834
   *Kangaroo Resources, Ltd............................... 2,090,271     35,884
  #*Karoon Gas Australia, Ltd.............................   667,086  3,395,072
   *Kasbah Resources, Ltd.................................   380,980     47,945
   #Kingsgate Consolidated, Ltd...........................   796,949  1,144,066
   #Kingsrose Mining, Ltd.................................   760,046    279,703
    Lednium, Ltd..........................................   195,019         --
  #*Linc Energy, Ltd...................................... 1,641,188  2,383,752
   *Liquefied Natural Gas, Ltd............................   494,384     99,729
    LogiCamms, Ltd........................................    27,882     36,854
    Lonestar Resources, Ltd...............................   819,137    125,281

                                     1697

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   #Lycopodium, Ltd.......................................    80,228 $  295,914
   #M2 Telecommunications Group, Ltd......................   664,523  3,737,960
   #MACA, Ltd.............................................   367,606    677,207
    Macmahon Holdings, Ltd................................ 6,319,933    822,652
    Macquarie Atlas Roads Group...........................   398,554    805,274
   #Macquarie Telecom Group, Ltd..........................    35,019    251,576
    Mastermyne Group, Ltd.................................     8,431      5,608
  #*Matrix Composites & Engineering, Ltd..................   167,126    138,376
  #*Maverick Drilling & Exploration, Ltd..................   471,962    167,473
    MaxiTRANS Industries, Ltd.............................   942,578  1,083,743
   *Mayne Pharma Group, Ltd............................... 1,595,262    809,588
   #McMillan Shakespeare, Ltd.............................    76,963    562,052
    McPherson's, Ltd......................................   384,976    504,898
   #Medusa Mining, Ltd....................................   834,363  1,735,064
    Melbourne IT, Ltd.....................................   442,110    753,901
  #*MEO Australia, Ltd....................................   681,039     43,504
    Mermaid Marine Australia, Ltd......................... 1,139,991  4,022,331
  #*Mesoblast, Ltd........................................   115,648    609,899
   *Metals X, Ltd.........................................   513,853     45,236
   *Metgasco, Ltd.........................................   667,052     41,995
  #*Metminco, Ltd......................................... 1,879,249     60,688
   *MHM Metals, Ltd.......................................   195,855     22,029
   #Miclyn Express Offshore, Ltd..........................   669,144  1,166,933
   #Mincor Resources NL................................... 1,004,969    469,808
   *Minemakers, Ltd.......................................   113,803     12,282
   *Mineral Deposits, Ltd.................................   364,144    703,094
   #Mineral Resources, Ltd................................   616,556  5,262,147
  #*Mirabela Nickel, Ltd.................................. 2,820,238    195,147
  #*Molopo Energy, Ltd.................................... 1,186,993    261,131
   #Monadelphous Group, Ltd...............................   423,995  6,267,959
   *Morning Star Gold NL..................................   332,749     32,900
   #Mortgage Choice, Ltd..................................   636,104  1,384,740
   #Mount Gibson Iron, Ltd................................ 3,718,184  1,869,020
   #Myer Holdings, Ltd.................................... 3,564,925  8,585,306
   #MyState, Ltd..........................................   151,232    619,135
   *Nanosonics, Ltd.......................................   152,184    101,247
    National Energy Holdings, Ltd.........................     1,996         --
   #Navitas, Ltd.......................................... 1,189,617  6,415,888
  #*Neon Energy, Ltd...................................... 2,491,487    739,223
   *Newsat, Ltd...........................................   616,137    202,069
  #*Nexus Energy, Ltd..................................... 5,713,221    436,385
   #NIB Holdings, Ltd..................................... 1,904,248  3,817,501
   *Nido Petroleum, Ltd................................... 6,093,154    169,957
  #*Noble Mineral Resources, Ltd..........................   405,717      3,282
   *Northern Iron, Ltd....................................   692,729     80,769
   #Northern Star Resources, Ltd.......................... 1,975,807  1,540,002
   #NRW Holdings, Ltd..................................... 1,198,146  1,047,853
   *NuCoal Resources, Ltd.................................   429,538     30,011
   #Nufarm, Ltd...........................................   944,445  3,817,191
   #Oakton, Ltd...........................................   380,407    396,963
   *OM Holdings, Ltd......................................    29,193      9,312
   *OPUS Group, Ltd.......................................    65,187      6,553
  #*Orocobre, Ltd.........................................   257,530    409,756

                                     1698

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   #OrotonGroup, Ltd......................................   112,503 $  754,335
  #*Otto Energy, Ltd...................................... 1,936,175    142,824
    OZ Minerals, Ltd...................................... 1,401,278  5,131,329
    Pacific Brands, Ltd................................... 4,679,821  3,472,135
   *Pacific Niugini, Ltd..................................   200,616     25,618
  #*Paladin Energy, Ltd................................... 4,193,917  3,767,096
    Pan Pacific Petroleum NL.............................. 1,094,343    103,093
    PanAust, Ltd.......................................... 1,851,032  3,257,903
  #*Pancontinental Oil & Gas NL........................... 1,006,891     57,822
   #Panoramic Resources, Ltd.............................. 1,014,830    241,810
   *PaperlinX, Ltd........................................ 2,814,406    126,317
    Patties Foods, Ltd....................................    42,099     51,449
   *Peak Resources, Ltd...................................   177,789     20,825
  #*Peet, Ltd............................................. 1,461,147  1,535,530
   *Peninsula Energy, Ltd................................. 5,178,834    120,597
  #*Perilya, Ltd.......................................... 1,482,070    233,306
   #Perpetual, Ltd........................................   226,579  8,157,175
  #*Perseus Mining, Ltd................................... 1,772,366    935,017
  #*Pharmaxis, Ltd........................................   912,481    135,028
   *Phosphagenics, Ltd.................................... 1,842,963    174,015
  #*Platinum Australia, Ltd............................... 1,442,661     49,769
  #*Pluton Resources, Ltd.................................   538,056     38,746
   *PMP, Ltd.............................................. 2,395,607    591,660
   *Poseidon Nickel, Ltd..................................   436,181     48,764
   #Premier Investments, Ltd..............................   424,041  2,968,578
  #*Prima Biomed, Ltd..................................... 2,338,194    220,292
    Primary Health Care, Ltd.............................. 1,709,571  7,809,892
   #Prime Media Group, Ltd................................ 1,777,139  1,651,738
    PrimeAg Australia, Ltd................................   271,248    204,755
   #Programmed Maintenance Services, Ltd..................   624,498  1,380,262
  #*QRxPharma, Ltd........................................   167,593    150,521
   *Quickstep Holdings, Ltd...............................   462,355     78,889
  #*Ramelius Resources, Ltd............................... 1,512,836    190,084
  #*Range Resources, Ltd.................................. 1,456,711     56,390
    RCG Corp., Ltd........................................    60,936     31,461
   #RCR Tomlinson, Ltd.................................... 1,056,974  2,259,059
    REA Group, Ltd........................................   159,409  4,695,727
   #Reckon, Ltd...........................................   280,260    623,540
   *Red 5, Ltd............................................     9,022      3,933
  #*Red Fork Energy, Ltd.................................. 1,943,712    767,475
    Redflex Holdings, Ltd.................................   377,855    393,733
    Reece Australia, Ltd..................................   238,257  5,051,260
   *Reed Resources, Ltd...................................   776,378     41,927
  #*Regis Resources, Ltd.................................. 1,086,357  3,461,179
   #Reject Shop, Ltd. (The)...............................   169,608  2,495,415
    Resolute Mining, Ltd.................................. 3,133,646  2,297,161
   *Resource and Investment NL............................   127,567     10,331
   *Resource Equipment, Ltd...............................   118,411     15,970
  #*Resource Generation, Ltd..............................   338,381     66,839
    Retail Food Group, Ltd................................   283,136  1,068,280
  #*Rex Minerals, Ltd.....................................   469,315    242,418
   *Rialto Energy, Ltd.................................... 1,379,170     24,720
   #Ridley Corp., Ltd..................................... 1,283,068    990,764

                                     1699

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRALIA -- (Continued)
   *RiverCity Motorway Group............................ 1,563,354 $        --
   *Robust Resources, Ltd...............................    80,119      17,326
   *Roc Oil Co., Ltd.................................... 6,490,268   2,915,651
    RungePincockMinarco, Ltd............................    30,702      14,052
   #Ruralco Holdings, Ltd...............................    96,796     279,898
   #SAI Global, Ltd..................................... 1,227,020   4,179,949
   #Salmat, Ltd.........................................   664,807   1,296,581
  #*Samson Oil & Gas, Ltd............................... 7,175,499     236,704
   *Sandfire Resources NL...............................    61,042     300,353
  #*Santana Minerals, Ltd...............................   196,104      14,101
  #*Saracen Mineral Holdings, Ltd....................... 2,686,129     387,793
    Schaffer Corp., Ltd.................................    33,766     141,671
    Sedgman, Ltd........................................   452,719     255,993
   #Select Harvests, Ltd................................   318,159   1,050,705
   *Senex Energy, Ltd................................... 4,420,328   3,013,990
   #Servcorp, Ltd.......................................   301,327     948,050
   #Service Stream, Ltd................................. 1,432,710     180,291
   #Seven Group Holdings, Ltd...........................    41,196     256,833
   #Seven West Media, Ltd............................... 1,994,230   3,831,934
   #Sigma Pharmaceuticals, Ltd.......................... 5,849,371   3,470,922
   *Sihayo Gold, Ltd....................................   574,042      29,669
   *Silex Systems, Ltd..................................   521,244   1,222,857
    Silver Chef, Ltd....................................    40,659     296,182
   *Silver Lake Resources, Ltd.......................... 1,716,583   1,250,893
   #Sims Metal Management, Ltd..........................   635,982   5,118,421
   *Sipa Resources, Ltd.................................   308,498      19,774
   #Sirtex Medical, Ltd.................................   219,105   2,454,723
   #Skilled Group, Ltd..................................   882,492   2,348,740
    Slater & Gordon, Ltd................................   113,310     310,675
   #SMS Management & Technology, Ltd....................   478,801   2,279,128
    Southern Cross Electrical Engineering, Ltd..........    21,171      18,852
    Southern Cross Media Group, Ltd..................... 2,710,553   3,594,384
    Spark Infrastructure Group.......................... 3,465,376   5,557,725
   #Specialty Fashion Group, Ltd........................   809,557     626,213
  #*St Barbara, Ltd..................................... 2,014,732     898,770
   *Starpharma Holdings, Ltd............................   384,306     334,387
   *Straits Resources, Ltd..............................   917,602      11,547
   *Strike Energy, Ltd.................................. 1,315,724     141,917
    Structural Systems, Ltd.............................    69,934      24,500
    STW Communications Group, Ltd....................... 1,514,787   2,230,927
  #*Sundance Energy Australia, Ltd...................... 1,634,342   1,541,142
  #*Sundance Resources, Ltd............................. 8,756,539     638,528
    Sunland Group, Ltd..................................   741,191     965,566
   #Super Retail Group, Ltd............................. 1,291,875  14,654,553
    Swick Mining Services, Ltd..........................   106,166      28,676
    Tabcorp Holdings, Ltd...............................    27,649      81,213
  #*Talon Petroleum, Ltd................................   348,484      15,030
  #*Tanami Gold NL...................................... 1,148,915      66,303
  #*Tap Oil, Ltd........................................ 1,450,696     691,039
    Tassal Group, Ltd...................................   652,338   1,478,687
    Technology One, Ltd................................. 1,322,653   2,471,716
  #*Ten Network Holdings, Ltd........................... 9,333,986   2,307,637
  #*TFS Corp., Ltd...................................... 1,393,854     601,283

                                     1700

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
   #Thorn Group, Ltd...................................    390,102 $    754,115
   *Tiger Resources, Ltd...............................  2,710,777      487,565
   *Toro Energy, Ltd...................................     70,156        5,550
    Tox Free Solutions, Ltd............................    632,011    1,852,526
    TPG Telecom, Ltd...................................  1,500,356    4,975,861
   #Transfield Services, Ltd...........................  2,146,982    1,715,896
   *Transpacific Industries Group, Ltd.................  4,806,124    3,691,417
    Treasury Group, Ltd................................     13,299       92,043
   #Troy Resources, Ltd................................    487,729      620,702
    Trust Co., Ltd. (The)..............................     89,605      492,114
   #UGL, Ltd...........................................    837,897    5,473,624
   *Unity Mining, Ltd..................................  2,433,889      157,604
    UXC, Ltd...........................................  1,328,231    1,377,059
   *Venture Minerals, Ltd..............................    412,390       63,181
   *Villa World, Ltd...................................     73,180       82,833
    Village Roadshow, Ltd..............................    855,994    4,546,376
  #*Virgin Australia Holdings, Ltd.....................  7,648,897    3,129,884
    Virgin Australia Holdings, Ltd. (B7L5734)..........  7,648,897            7
   *Vision Eye Institute, Ltd..........................    311,019      243,169
   #Vocus Communications, Ltd..........................    105,212      203,453
    Warrnambool Cheese & Butter Factory Co. Holding,
      Ltd..............................................      3,311       13,274
   *Watpac, Ltd........................................    718,644      341,987
   #WDS, Ltd...........................................    375,342      153,299
   #Webjet, Ltd........................................    390,881    1,632,701
    Webster, Ltd.......................................    180,921      120,288
   #Western Areas, Ltd.................................    829,541    2,311,119
  #*Western Desert Resources, Ltd......................    241,493      138,951
  #*White Energy Co., Ltd..............................    643,913       84,119
   #Whitehaven Coal, Ltd...............................    507,609      896,652
    WHK Group, Ltd.....................................  1,230,777      861,857
    Wide Bay Australia, Ltd............................     84,697      396,301
  #*Windimurra Vanadium, Ltd...........................     67,179           --
   #Wotif.com Holdings, Ltd............................    588,604    2,618,850
  #*YTC Resources, Ltd.................................    104,200       16,395
                                                                   ------------
TOTAL AUSTRALIA........................................             527,818,352
                                                                   ------------
CANADA -- (0.0%)
   *Marengo Mining, Ltd................................  1,428,204       27,181
                                                                   ------------
CHINA -- (0.1%)
    Active Group Holdings, Ltd.........................    184,000       19,450
   *China Resources and Transportation Group, Ltd...... 21,700,000      923,070
    China WindPower Group, Ltd.........................  4,427,368      171,087
    Lee & Man Chemical Co., Ltd........................     91,576       38,354
   *Skyfame Realty Holdings, Ltd.......................  2,505,625      190,848
                                                                   ------------
TOTAL CHINA............................................               1,342,809
                                                                   ------------
HONG KONG -- (22.2%)
    Aeon Credit Service Asia Co., Ltd..................    580,000      551,519
   #Aeon Stores Hong Kong Co., Ltd.....................    248,000      478,305
    Alco Holdings, Ltd.................................  1,426,000      288,612
    Allan International Holdings.......................    720,000      224,280
    Allied Group, Ltd..................................    683,200    2,286,065

                                     1701

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
    Allied Overseas, Ltd................................     50,000 $   34,283
    Allied Properties HK, Ltd........................... 12,297,857  1,746,004
   *Apac Resources, Ltd................................. 12,780,000    222,342
    APT Satellite Holdings, Ltd.........................  1,685,500  1,468,394
    Arts Optical International Hldgs....................    730,000    161,406
    Asia Financial Holdings, Ltd........................  2,474,908  1,068,148
    Asia Satellite Telecommunications Holdings, Ltd.....    962,000  3,722,321
   *Asia Standard Hotel................................. 11,777,218  1,213,983
    Asia Standard International Group................... 13,425,937  2,972,679
   #Associated International Hotels, Ltd................    980,000  2,793,831
   #Aupu Group Holding Co., Ltd.........................  2,504,000    242,085
   *Bel Global Resources Holdings, Ltd..................  2,576,000         --
   *Birmingham International Holdings, Ltd..............  6,502,000         --
    Bonjour Holdings, Ltd............................... 10,366,000  1,869,721
    Bossini International Hldg..........................  3,871,500    197,055
  #*Brightoil Petroleum Holdings, Ltd...................  8,442,000  1,468,461
  #*Brockman Mining, Ltd................................ 23,482,814  1,325,588
   *Burwill Holdings, Ltd...............................  8,888,960    131,659
    Cafe de Coral Holdings, Ltd.........................  1,344,000  4,366,335
    Century City International Holdings, Ltd............  6,419,460    488,104
    Century Sunshine Group Holdings, Ltd................  3,715,916    431,054
    Champion Technology Holdings, Ltd................... 14,881,730    209,119
   *Chaoyue Group, Ltd..................................  1,095,000     77,654
    Chen Hsong Holdings.................................  1,212,000    359,215
    Cheuk Nang Holdings, Ltd............................    589,036    469,021
   *Cheung Wo International Holdings, Ltd...............    690,000     62,279
    Chevalier International Holdings, Ltd...............    751,318  1,355,351
   *China Billion Resources, Ltd........................  4,876,000         --
   *China Boon Holdings, Ltd............................  6,200,000     59,939
   *China Daye Non-Ferrous Metals Mining, Ltd...........  8,749,837    201,764
    China Digicontent Co., Ltd..........................  2,710,000         --
   *China Electronics Corp. Holdings Co., Ltd...........  3,608,250    717,086
   *China Energy Development Holdings, Ltd.............. 24,202,000    433,811
   *China Environmental Investment Holdings, Ltd........  7,470,000    235,933
    China Financial Services Holdings, Ltd..............    954,000     83,616
   *China Flavors & Fragrances Co., Ltd.................    156,137     20,944
   *China Gamma Group, Ltd..............................  4,550,000     60,069
   *China Infrastructure Investment, Ltd................  7,776,000    135,261
    China Metal International Holdings, Inc.............  2,582,000    785,419
    China Motor Bus Co., Ltd............................     50,000    420,048
   *China Nuclear Industry 23 International Corp., Ltd..  1,024,000    146,438
   *China Oriental Culture Group, Ltd...................    144,000      6,586
   *China Outdoor Media Group, Ltd......................  7,765,000     62,904
   *China Renji Medical Group, Ltd...................... 12,784,000     79,032
   *China Solar Energy Holdings, Ltd....................  2,496,500     70,856
    China Star Entertainment, Ltd.......................    700,000     14,809
   *China Strategic Holdings, Ltd....................... 12,585,000    231,843
    China Ting Group Holdings, Ltd......................  2,443,151    152,732
   *China Tycoon Beverage Holdings, Ltd.................  2,732,000     29,942
    China-Hongkong Photo Products Holdings, Ltd.........  2,123,000    175,185
    Chinney Investment, Ltd.............................  1,144,000    188,155
   #Chong Hing Bank, Ltd................................    962,000  2,844,729
   #Chow Sang Sang Holdings International, Ltd..........  1,877,000  4,351,309

                                     1702

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    Chu Kong Shipping Enterprise Group Co., Ltd.........  2,188,000 $   837,206
    Chuang's China Investments, Ltd.....................  3,550,494     215,006
   *Chuang's Consortium International, Ltd..............  5,579,837     661,761
    Chun Wo Development Holdings, Ltd...................  2,002,926     136,769
    CITIC Telecom International Holdings, Ltd........... 10,730,125   3,277,355
    CK Life Sciences International Holdings, Inc........ 17,504,000   1,420,554
    CNT Group, Ltd......................................  8,315,264     329,583
   *COL Capital, Ltd....................................  2,209,840     511,655
    Convenience Retail Asia, Ltd........................     42,000      31,945
   *Cosmos Machinery Enterprises, Ltd...................    488,400      33,340
   *CP Lotus Corp....................................... 11,420,000     320,689
   #Cross-Harbour Holdings, Ltd. (The)..................    679,520     550,071
    CSI Properties, Ltd................................. 31,846,383   1,292,062
   *CST Mining Group, Ltd............................... 71,688,000     722,897
   *Culture Landmark Investment, Ltd....................    509,800      54,958
  #*Culturecom Holdings, Ltd............................  3,225,000     627,897
    Dah Sing Banking Group, Ltd.........................  2,432,397   2,823,747
    Dah Sing Financial Holdings, Ltd....................    837,027   3,467,556
    Dan Form Holdings Co., Ltd..........................  3,668,260     443,821
    Dickson Concepts International, Ltd.................  1,218,500     678,441
   *Dingyi Group Investment, Ltd........................  5,497,500     404,040
    Dorsett Hospitality International, Ltd..............  4,316,000   1,039,826
   *DVN Holdings, Ltd...................................    823,000      43,493
    Eagle Nice International Holdings, Ltd..............  1,116,000     194,147
    EcoGreen Fine Chemicals Group, Ltd..................  1,202,000     227,669
    EganaGoldpfeil Holdings, Ltd........................  4,121,757          --
    Emperor Capital Group, Ltd..........................  1,962,000      84,624
    Emperor Entertainment Hotel, Ltd....................  3,620,000   1,212,720
    Emperor International Holdings......................  6,666,753   1,872,357
   #Emperor Watch & Jewellery, Ltd...................... 24,420,000   1,856,013
   *ENM Holdings, Ltd................................... 15,112,000     865,581
   *Enviro Energy International Holdings, Ltd...........  4,776,000      69,467
   *EPI Holdings, Ltd................................... 20,219,927     614,636
   #Esprit Holdings, Ltd................................ 12,566,450  20,489,860
   *eSun Holdings, Ltd..................................  4,472,000     661,439
    Ezcom Holdings, Ltd.................................     72,576          --
    Fairwood, Ltd.......................................    622,100   1,299,288
    Far East Consortium International, Ltd..............  5,559,001   1,872,546
  #*Fook Woo Group Holdings, Ltd........................    952,000     166,940
   *Fountain SET Holdings, Ltd..........................  4,700,000     714,524
    Four Seas Mercantile Hldg...........................    592,000     223,599
   *Foxconn International Holdings, Ltd.................  5,059,000   2,713,628
    Fujikon Industrial Holdings, Ltd....................    736,000     209,577
  #*G-Resources Group, Ltd.............................. 98,940,000   3,504,157
    Get Nice Holdings, Ltd.............................. 22,008,000     907,324
   #Giordano International, Ltd.........................  8,946,000   8,855,393
   #Glorious Sun Enterprises, Ltd.......................  2,702,000     640,854
    Gold Peak Industries Holding, Ltd...................  3,118,642     349,224
    Golden Resources Development International, Ltd.....  3,330,500     178,120
   *Goldin Financial Holdings, Ltd......................    480,000      90,285
  #*Goldin Properties Holdings, Ltd.....................  3,044,000   1,652,774
   *Grande Holdings, Ltd. (The).........................    882,000      46,627
    Great Eagle Holdings, Ltd...........................     70,160     265,909

                                     1703

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
   *Greenheart Group, Ltd................................     24,000 $    1,918
    Guangnan Holdings, Ltd...............................  2,249,600    263,871
    Guotai Junan International Holdings, Ltd.............  3,543,000  1,314,278
    Haitong International Securities Group, Ltd..........  2,529,379  1,182,804
    Hang Fung Gold Technology, Ltd.......................  1,972,482         --
   *Hao Tian Resources Group, Ltd........................  9,648,000    423,132
   #Harbour Centre Development, Ltd......................    963,500  1,748,472
    High Fashion International...........................    268,000    106,429
    HKR International, Ltd...............................  5,934,336  2,951,610
    Hon Kwok Land Investment Co., Ltd....................    314,800    133,767
    Hong Fok Land, Ltd...................................  1,210,000         --
   #Hong Kong Aircraft Engineering Co., Ltd..............     69,200    963,273
    Hong Kong Ferry Holdings Co., Ltd....................    809,300    799,436
    Hong Kong Television Network, Ltd....................  2,401,751    761,922
    Hongkong & Shanghai Hotels (The).....................    878,000  1,322,384
   *Hongkong Chinese, Ltd................................  5,092,000  1,053,226
    Hop Hing Group Holdings, Ltd.........................  1,292,000     60,752
    Hopewell Holdings, Ltd...............................  1,288,500  4,082,863
    Hsin Chong Construction Group, Ltd...................  3,681,658    512,147
   *Huafeng Group Holdings, Ltd..........................  2,633,325     70,555
    Hung Hing Printing Group, Ltd........................  1,448,000    222,041
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd................................................  9,068,000  5,168,069
   *Hybrid Kinetic Group, Ltd............................  6,978,000     74,889
   *Hycomm Wireless, Ltd.................................     89,090     14,654
   *Imagi International Holdings, Ltd.................... 41,848,000    463,266
    IPE Group, Ltd.......................................  2,655,000    169,271
   *IRC, Ltd.............................................  6,536,000    681,848
   #IT, Ltd..............................................  3,724,532    998,076
    ITC Corp., Ltd.......................................    659,645     50,256
    ITC Properties Group, Ltd............................  3,414,747  1,383,590
   *Jinhui Holdings, Ltd.................................    121,000     22,293
   *JLF Investment Co., Ltd..............................  1,623,500    136,066
    Johnson Electric Holdings, Ltd.......................  5,291,000  3,143,943
    K Wah International Holdings, Ltd....................  6,709,171  3,059,527
    Kam Hing International Holdings, Ltd.................  1,974,000    145,071
    Kantone Holdings, Ltd................................  9,835,145    107,582
    Karrie International Hldgs...........................  1,337,200     51,676
    Keck Seng Investments................................    904,600    471,908
    Kin Yat Holdings, Ltd................................    174,000     21,971
    King Pacific International Holdings, Ltd.............  1,404,200         --
   *King Stone Energy Group, Ltd.........................  7,089,000    342,768
    Kingmaker Footwear Holdings, Ltd.....................  1,484,955    286,792
    Kingston Financial Group, Ltd........................ 15,477,000  1,276,455
   *Ko Yo Chemical Group, Ltd............................ 16,260,000    180,182
   #Kowloon Development Co., Ltd.........................  2,245,000  2,703,865
   *Kwoon Chung Bus Hldgs................................    416,000    100,677
   *Lai Sun Development.................................. 69,340,466  2,026,811
   *Lai Sun Garment International, Ltd...................  2,948,000    569,779
    Lam Soon Hong Kong, Ltd..............................    302,310    181,202
    Leading Spirit High-Tech Holdings Co., Ltd...........  2,310,000         --
    Lee's Pharmaceutical Holdings, Ltd...................    505,000    419,155
    Lerado Group Holdings Co.............................  1,900,000    175,120
    Lifestyle International Holdings, Ltd................     35,000     83,253

                                     1704

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    Lippo China Resources, Ltd.......................... 11,788,000 $   339,848
   *Lippo, Ltd..........................................  1,195,700     591,270
   *Lisi Group Holdings, Ltd............................  3,758,000     179,239
   #Liu Chong Hing Investment...........................    799,200   1,175,017
    Luen Thai Holdings, Ltd.............................  1,106,000     444,613
   #Luk Fook Holdings International, Ltd................  2,289,000   6,425,117
    Luks Group Vietnam Holdings Co., Ltd................    482,913     112,690
    Lung Kee Bermuda Holdings...........................  1,613,875     624,120
    Magnificent Estates................................. 13,558,000     629,237
    Mainland Headwear Holdings, Ltd.....................    373,600      37,553
    Man Wah Holdings, Ltd...............................  2,492,000   2,792,765
    Man Yue Technology Holdings, Ltd....................  1,064,000     137,100
    Matrix Holdings, Ltd................................  1,067,414     269,473
   *Mei Ah Entertainment Group, Ltd..................... 11,040,000     169,364
    Melbourne Enterprises, Ltd..........................     40,500     799,295
    Melco International Development, Ltd................  6,017,000  12,207,915
   #Midland Holdings, Ltd...............................  4,686,000   1,890,201
    Ming Fai International Holdings, Ltd................  1,765,000     193,334
   *Ming Fung Jewellery Group, Ltd...................... 12,760,000     394,504
    Miramar Hotel & Investment..........................    870,000   1,116,138
   *Mongolia Energy Corp., Ltd.......................... 10,603,000     319,301
  #*Mongolian Mining Corp...............................  8,339,500   1,730,556
    Nanyang Holdings....................................    137,500     536,551
    National Electronic Hldgs...........................  2,498,000     325,249
    Natural Beauty Bio-Technology, Ltd..................  4,470,000     328,417
  #*Neo-Neon Holdings, Ltd..............................  4,065,000     706,491
   *Neptune Group, Ltd.................................. 10,950,000     243,749
    New Century Group Hong Kong, Ltd.................... 13,351,464     261,620
   *New Smart Energy Group, Ltd......................... 16,376,250     240,753
  #*New Times Energy Corp., Ltd.........................  1,297,600     110,347
   #Newocean Energy Holdings, Ltd.......................  6,960,000   3,739,021
   *Next Media, Ltd.....................................  4,095,183     385,113
   *Norstar Founders Group, Ltd.........................  3,256,000          --
   *North Asia Resources Holdings, Ltd..................  1,148,600      38,530
   *Orange Sky Golden Harvest Entertainment Holdings,
     Ltd................................................  6,229,706     285,037
    Orient Power Holdings, Ltd..........................    804,000          --
   #Oriental Watch Holdings.............................  3,116,800     955,724
    Pacific Andes International Holdings, Ltd........... 11,385,378     462,089
    Pacific Basin Shipping, Ltd......................... 10,446,000   5,639,494
    Pacific Textile Holdings, Ltd.......................  2,970,000   3,548,908
    Paliburg Holdings, Ltd..............................  3,152,830   1,056,784
   *Pan Asia Environmental Protection Group, Ltd........     80,000       8,653
    PCCW, Ltd...........................................  2,002,000     905,949
   #Peace Mark Holdings, Ltd............................  2,738,022          --
   *Pearl Oriental Oil, Ltd............................. 11,918,400     653,067
    Pegasus International Holdings, Ltd.................    226,000      31,451
    Pico Far East Holdings, Ltd.........................  4,798,000   1,670,085
    Playmates Holdings, Ltd.............................    500,000     514,742
   *PNG Resources Holdings, Ltd......................... 22,466,362     558,279
    Pokfulam Development Co.............................    234,000     379,855
   *Poly Capital Holdings, Ltd..........................  1,154,000      13,939
    Polytec Asset Holdings, Ltd......................... 10,878,526   1,289,813
    Public Financial Holdings, Ltd......................  3,194,000   1,477,893

                                     1705

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
    PYI Corp., Ltd...................................... 24,381,973 $  590,753
   *Pyxis Group, Ltd....................................  1,936,000     42,436
    Raymond Industrial, Ltd.............................     30,400      3,605
    Regal Hotels International Holdings, Ltd............  2,745,800  1,370,089
    Richfield Group Holdings, Ltd.......................  9,672,000    266,668
   *Rising Development Holdings, Ltd....................  2,148,000    101,000
    Rivera Holdings, Ltd................................  5,710,000    209,691
   #SA SA International Holdings, Ltd...................  7,008,000  6,979,510
    Safety Godown Co., Ltd..............................    398,000    532,932
    Samsonite International SA..........................    214,500    587,068
   *San Miguel Brewery Hong Kong, Ltd...................    256,800     41,726
   *Sandmartin International Holdings, Ltd..............     84,000      4,662
    Sanyuan Group, Ltd..................................    415,000         --
    SAS Dragon Hldg, Ltd................................    430,000    155,531
   #SEA Holdings, Ltd...................................  1,158,000    677,908
   #Shenyin Wanguo HK, Ltd..............................  1,842,500    600,098
    Shenzhen High-Tech Holdings, Ltd....................    812,000    113,929
   *Shougang Concord Technology Holdings................  4,479,809    294,797
   *Shun Ho Resources Holdings, Ltd.....................    233,000     42,938
   *Shun Ho Technology Holdings, Ltd....................  1,037,452    192,883
    Shun Tak Holdings, Ltd.............................. 10,141,419  4,351,191
   #Silver base Group Holdings, Ltd.....................  4,729,677    926,209
   *Sing Pao Media Enterprises, Ltd.....................    250,511         --
    Sing Tao News Corp., Ltd............................  1,974,000    274,632
   #Singamas Container Holdings, Ltd....................  9,512,000  2,045,046
   *Sino Distillery Group, Ltd..........................  2,370,000    152,733
   *Sino-Tech International Holdings, Ltd............... 29,380,000    151,480
    Sinocan Holdings, Ltd...............................    350,000         --
   *Sinocop Resources Holdings, Ltd.....................  1,450,000     89,917
    SIS International Holdings..........................     34,000     12,413
    Sitoy Group Holdings, Ltd...........................    448,000    179,613
    SmarTone Telecommunications Holdings, Ltd...........  2,478,000  3,947,099
    SOCAM Development, Ltd..............................  1,634,771  1,875,086
   *Solomon Systech International, Ltd..................  7,332,000    392,197
    Soundwill Holdings, Ltd.............................    394,000    772,808
   *South China China, Ltd..............................  6,744,000    623,054
   *South China Land, Ltd............................... 16,631,170    318,888
    Stella International Holdings, Ltd..................    261,000    639,276
    Stelux Holdings International, Ltd..................  3,100,400  1,022,547
   *Styland Holdings, Ltd...............................    137,438      2,003
   *Success Universe Group, Ltd.........................  5,552,000    119,613
    Sun Hing Vision Group Holdings, Ltd.................    358,000    129,207
    Sun Hung Kai & Co., Ltd.............................  2,851,429  1,561,566
   *Sun Innovation Holdings, Ltd........................  9,955,655    175,721
   *Sunway International Holdings, Ltd..................    244,000      6,147
   *Superb Summit International Group, Ltd.............. 21,451,600    995,291
  #*Sustainable Forest Holdings, Ltd.................... 11,352,750     54,101
    TAI Cheung Holdings.................................  2,019,000  1,585,840
    TAI Sang Land Developement, Ltd.....................    804,910    363,376
   *Talent Property Group, Ltd..........................  5,106,420     93,503
   #Tan Chong International, Ltd........................  1,212,000    353,250
   #Tao Heung Holdings, Ltd.............................    503,000    386,414
  #*Taung Gold International, Ltd....................... 14,590,000    299,114

                                     1706

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Television Broadcasts, Ltd.........................    394,300 $  2,667,465
    Termbray Industries International..................  2,304,900      214,049
    Tern Properties....................................     51,200       28,318
    Texwinca Holdings, Ltd.............................  3,242,000    3,166,403
    Tian Teck Land.....................................  1,054,000    1,155,233
  #*Titan Petrochemicals Group, Ltd.................... 13,140,000        4,236
   *Tom Group, Ltd.....................................  2,500,000      331,603
    Tongda Group Holdings, Ltd......................... 15,880,000      910,117
   *Topsearch International Holdings, Ltd..............    384,000       10,337
   *Town Health International Investments, Ltd.........  1,175,165       71,131
    Tradelink Electronic Commerce, Ltd.................  2,816,000      544,483
   #Transport International Holdings, Ltd..............  1,001,741    2,163,740
   #Trinity, Ltd.......................................  6,734,000    2,169,300
    Tristate Holdings, Ltd.............................    188,000       87,748
   *TSC Group Holdings, Ltd............................  2,760,000      994,967
    Tse Sui Luen Jewellery International, Ltd..........    300,000      150,083
    Tysan Holdings, Ltd................................  1,040,773      311,121
   *U-RIGHT International Holdings, Ltd................  4,746,000           --
  #*United Laboratories International Holdings, Ltd.
   (The)...............................................  3,532,000    1,360,340
   *Universal Technologies Holdings, Ltd...............  7,630,000      579,962
   *Up Energy Development Group, Ltd...................  2,457,000      151,996
   *Value Convergence Holdings, Ltd....................  1,692,000      237,531
   #Value Partners Group, Ltd..........................  4,679,000    2,590,747
    Van Shung Chong Holdings, Ltd......................    789,335      112,921
    Varitronix International, Ltd......................  1,541,293      952,809
    Vedan International Holdings, Ltd..................  3,272,000      208,993
    Victory City International Holdings, Ltd...........  5,948,729      927,244
    Vitasoy International Holdings, Ltd................  4,129,000    5,055,697
    VST Holdings, Ltd..................................  4,477,600      749,944
    Wai Kee Holdings, Ltd..............................  7,864,738    2,066,860
    Wang On Group, Ltd................................. 26,711,286      440,862
   *Warderly International Holdings, Ltd...............    520,000       32,183
    Water Oasis Group, Ltd.............................  1,346,000       76,263
    Win Hanverky Holdings, Ltd.........................  1,812,000      184,434
    Wing Hang Bank, Ltd................................    238,500    2,209,762
    Wing On Co. International, Ltd.....................    781,000    2,365,407
    Wing Tai Properties, Ltd...........................  1,957,331    1,202,983
    Wong's International Hldgs.........................    737,641      229,775
    Wong's Kong King International.....................    120,000       10,916
   #Xinyi Glass Holdings, Ltd.......................... 11,984,000   10,976,727
   *Xpress Group, Ltd..................................    440,000       13,062
    Yangtzekiang Garment, Ltd..........................    606,500      209,493
    Yau Lee Holdings, Ltd..............................    534,000      101,824
    Yeebo International Hldg...........................    572,000       82,133
   #YGM Trading, Ltd...................................    455,000    1,090,505
    YT Realty Group, Ltd...............................    749,000      235,484
   *Yugang International, Ltd.......................... 93,492,000      553,290
   *Zhuhai Holdings Investment Group, Ltd..............  2,558,000      516,383
                                                                   ------------
TOTAL HONG KONG........................................             304,202,808
                                                                   ------------
NEW ZEALAND -- (6.3%)
  #*A2 Corp., Ltd......................................    239,402      127,907
    Abano Healthcare Group, Ltd........................     29,547      135,684

                                     1707

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
NEW ZEALAND -- (Continued)
    Air New Zealand, Ltd................................ 2,261,316 $ 2,618,928
   #Auckland International Airport, Ltd.................   355,350     892,936
  #*Bathurst Resources New Zealand, Ltd................. 1,666,560     292,117
    Briscoe Group, Ltd..................................     2,235       4,103
   *Cavalier Corp., Ltd.................................   283,674     362,339
   #CDL Investments New Zealand, Ltd....................   163,215      74,110
   #Chorus, Ltd.........................................   628,474   1,355,301
    Colonial Motor Co., Ltd. (The)......................   148,846     509,885
   *Diligent Board Member SVCS..........................    82,102     406,246
   #Ebos Group, Ltd.....................................   333,508   2,676,666
   #Fisher & Paykel Healthcare Corp., Ltd............... 3,294,822   9,151,620
   #Freightways, Ltd....................................   824,466   2,672,967
   #Hallenstein Glasson Holdings, Ltd...................   245,661     925,116
    Heartland New Zealand, Ltd..........................   173,369     120,245
   #Hellaby Holdings, Ltd...............................   359,954     813,772
   #Infratil, Ltd....................................... 2,633,780   5,227,301
    Kathmandu Holdings, Ltd.............................   208,985     446,852
   #Mainfreight, Ltd....................................   462,059   3,967,324
    Methven, Ltd........................................    93,877     102,647
    Metlifecare, Ltd....................................    96,678     252,914
    Michael Hill International, Ltd..................... 1,534,152   1,568,129
    Millennium & Copthorne Hotels New Zealand, Ltd...... 1,387,344     776,325
    New Zealand Oil & Gas, Ltd.......................... 2,036,646   1,358,138
   #New Zealand Refining Co., Ltd. (The)................   591,259   1,152,825
    Northland Port Corp. NZ, Ltd........................   168,036     372,314
   #Nuplex Industries, Ltd.............................. 1,066,832   2,655,874
   #NZX, Ltd............................................   947,061   1,006,577
   #Opus International Consultants, Ltd.................    12,925      17,660
   *Pacific Edge, Ltd...................................    88,020      42,170
    PGG Wrightson, Ltd..................................   943,453     249,112
    Pike River Coal, Ltd................................   490,805          --
    Port of Tauranga, Ltd...............................   528,322   6,031,024
  #*Pumpkin Patch, Ltd..................................   606,913     421,410
   *Rakon, Ltd..........................................   346,364      69,259
   #Restaurant Brands New Zealand, Ltd..................   461,634   1,038,003
    Richina Pacific, Ltd................................   274,180      78,836
   *Rubicon, Ltd........................................ 1,485,105     383,680
   #Ryman Healthcare, Ltd............................... 1,723,642   9,783,666
    Sanford Ltd.........................................   393,618   1,460,958
    Scott Technology, Ltd...............................    36,510      65,701
    Seafresh Fisheries, Ltd.............................    80,520          --
   #Skellerup Holdings, Ltd.............................   494,165     532,183
    Sky Network Television, Ltd......................... 1,128,923   4,825,893
    SKYCITY Entertainment Group, Ltd.................... 3,334,272  11,147,901
    South Port New Zealand, Ltd.........................    25,444      65,074
   #Steel & Tube Holdings, Ltd..........................   401,108     832,317
    Tourism Holdings, Ltd...............................   274,867     129,256
    Tower, Ltd..........................................   770,905   1,151,483
    Trade Me, Ltd.......................................   174,580     666,114
   #TrustPower, Ltd.....................................    68,345     403,832
    Vector, Ltd......................................... 1,052,937   2,226,884
    Warehouse Group, Ltd. (The).........................   601,553   1,883,407

                                     1708

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
NEW ZEALAND -- (Continued)
  #*Xero, Ltd...........................................    92,087 $ 1,272,642
                                                                   -----------
TOTAL NEW ZEALAND.......................................            86,805,627
                                                                   -----------
SINGAPORE -- (13.0%)
  #*Abterra, Ltd........................................   531,800     266,039
   #Amara Holdings, Ltd.................................   950,000     425,262
    Amtek Engineering, Ltd.............................. 1,297,000     479,036
    Armstrong Industrial Corp., Ltd..................... 1,815,000     549,334
    ASL Marine Holdings, Ltd............................   816,600     410,801
    Aspial Corp., Ltd...................................    99,000      31,171
   #Ausgroup, Ltd....................................... 3,323,000     927,297
   #Baker Technology, Ltd............................... 1,272,000     266,177
    Banyan Tree Holdings, Ltd........................... 1,053,000     573,732
   #Biosensors International Group, Ltd................. 5,672,237   4,639,768
    Bonvests Holdings, Ltd..............................   978,000     860,655
    Boustead Singapore, Ltd............................. 1,569,000   1,727,793
   #Breadtalk Group, Ltd................................   850,800     641,924
    Broadway Industrial Group, Ltd...................... 1,374,000     291,602
   #Bukit Sembawang Estates, Ltd........................   611,003   2,970,552
    Bund Center Investment, Ltd......................... 2,652,000     478,278
    CH Offshore, Ltd.................................... 1,642,400     561,702
   #China Aviation Oil Singapore Corp., Ltd............. 1,322,000     996,762
   #China Merchants Holdings Pacific, Ltd...............   813,000     526,974
   #Chip Eng Seng Corp., Ltd............................ 3,546,800   1,921,973
    Chuan Hup Holdings, Ltd............................. 3,967,000     781,120
    Cityspring Infrastructure Trust..................... 1,155,000     444,722
   #Cosco Corp. Singapore, Ltd.......................... 6,705,000   3,951,663
    Creative Technology, Ltd............................   272,200     504,947
    CSC Holdings, Ltd................................... 2,495,000     199,855
    CSE Global, Ltd..................................... 3,168,000   2,053,079
   #CWT, Ltd............................................ 1,307,700   1,474,753
    Datapulse Technology, Ltd...........................    89,000      16,102
  #*Delong Holdings, Ltd................................ 1,361,000     402,810
    DMX Technologies Group, Ltd......................... 2,096,000     362,131
   #Dyna-Mac Holdings, Ltd.............................. 2,015,000     641,090
   #Elec & Eltek International Co., Ltd.................   147,000     317,478
    Ellipsiz, Ltd.......................................   123,000       8,119
    EnGro Corp., Ltd....................................   354,000     271,128
   #Etika International Holdings, Ltd...................   575,000     173,729
   #Eu Yan Sang International, Ltd......................   809,800     483,643
   *euNetworks Group, Ltd...............................     8,220       3,984
    Ezion Holdings, Ltd.................................   571,000     995,279
  #*Ezra Holdings, Ltd.................................. 4,481,000   3,043,984
  #*Falcon Energy Group, Ltd............................ 1,826,000     486,990
    Far East Orchard, Ltd............................... 1,070,598   1,706,730
    First Resources, Ltd................................   139,000     183,535
    FJ Benjamin Holdings, Ltd........................... 1,305,000     262,632
    Food Empire Holdings, Ltd........................... 1,256,400     652,100
   *Forterra Trust......................................    90,000     152,635
   #Fragrance Group, Ltd................................ 6,079,000   1,147,101
   #Freight Links Express Holdings, Ltd................. 7,676,111     724,974
  #*Gallant Venture, Ltd................................ 5,073,000   1,216,746
    GK Goh Holdings, Ltd................................ 1,458,000     976,310

                                     1709

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
    Global Yellow Pages, Ltd.............................    299,000 $   25,143
   #GMG Global, Ltd...................................... 17,690,000  1,446,088
    Goodpack, Ltd........................................  1,408,000  1,683,669
    GP Batteries International, Ltd......................    343,000    245,018
    GP Industries, Ltd...................................  2,643,209  1,066,146
   #GuocoLand, Ltd.......................................    410,314    676,880
   #GuocoLeisure, Ltd....................................  3,181,000  1,962,511
    Guthrie GTS, Ltd.....................................  1,827,000  1,282,731
   *Hanwell Holdings, Ltd................................  1,823,419    402,188
  #*Healthway Medical Corp., Ltd.........................  8,042,776    462,790
    HG Metal Manufacturing, Ltd..........................  1,768,000    122,310
    Hi-P International, Ltd..............................  1,309,000    852,207
    Hiap Hoe, Ltd........................................    353,000    202,639
    Hiap Seng Engineering, Ltd...........................    612,000    141,579
   *HLH Group, Ltd.......................................  8,364,000    137,802
   #Ho Bee Investment, Ltd...............................  1,652,000  2,843,746
   #Hong Fok Corp., Ltd..................................  3,323,640  1,800,804
    Hong Leong Asia, Ltd.................................    702,000    850,860
    Hotel Grand Central, Ltd.............................  1,331,073  1,124,896
    Hotel Properties, Ltd................................  1,379,400  3,394,444
    Hour Glass, Ltd. (The)...............................    622,744    855,831
    HTL International Holdings, Ltd......................  1,063,843    230,410
   *Huan Hsin Holdings, Ltd..............................    393,400     14,240
    HupSteel, Ltd........................................  1,572,875    278,335
    Hwa Hong Corp., Ltd..................................  2,186,000    549,169
    Hyflux, Ltd..........................................  3,277,500  3,365,381
    IFS Capital, Ltd.....................................    248,080     88,690
    Indofood Agri Resources, Ltd.........................  3,448,000  2,401,388
    InnoTek, Ltd.........................................    950,000    265,169
  #*International Healthway Corp., Ltd...................    637,656    208,229
   *Interra Resources, Ltd...............................    475,000    177,365
   #IPC Corp., Ltd.......................................  4,265,000    546,317
    Isetan Singapore, Ltd................................    122,500    458,827
    Jaya Holdings, Ltd...................................  2,280,000  1,039,053
   *Jiutian Chemical Group, Ltd..........................  9,350,000    741,393
   #Jurong Technologies Industrial Corp., Ltd............  2,227,680         --
    K-Green Trust........................................  1,260,000  1,016,071
    K1 Ventures, Ltd.....................................  4,555,500    618,994
    Keppel Telecommunications & Transportation, Ltd......  1,409,600  1,628,733
    Koh Brothers Group, Ltd..............................  1,432,000    333,432
   *Lafe Corp., Ltd......................................    700,000     38,577
    LC Development, Ltd..................................  3,569,504    448,999
    Lee Kim Tah Holdings, Ltd............................  1,600,000  1,194,388
   *Li Heng Chemical Fibre Technologies, Ltd.............  2,053,000    201,746
   #Lian Beng Group, Ltd.................................  1,691,000    731,178
   #Low Keng Huat Singapore, Ltd.........................    832,000    441,558
    Lum Chang Holdings, Ltd..............................  1,094,030    300,674
    M1, Ltd..............................................  1,533,000  3,894,131
   *Manhattan Resources, Ltd.............................    911,000    261,628
    Marco Polo Marine, Ltd...............................    963,000    288,191
    mDR, Ltd.............................................  3,997,000     40,792
    Memstar Technology, Ltd..............................    993,000     70,310
    Mercator Lines Singapore, Ltd........................    555,000     45,459

                                     1710

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
    Mermaid Maritime PCL.................................  1,066,000 $  272,066
    Metro Holdings, Ltd..................................  2,085,792  1,468,029
   #Mewah International, Inc.............................  1,773,000    606,149
   #Midas Holdings, Ltd..................................  8,006,000  3,016,508
   #Nam Cheong, Ltd......................................  6,746,740  1,484,485
   *Neptune Orient Lines, Ltd............................    595,000    502,263
    New Toyo International Holdings, Ltd.................  1,624,000    376,193
    NSL, Ltd.............................................    422,000    477,610
  #*Oceanus Group, Ltd................................... 13,109,000    298,469
    OKP Holdings, Ltd....................................    207,000     65,043
   #OSIM International, Ltd..............................  1,539,000  2,481,847
  #*Otto Marine, Ltd.....................................  5,691,500    223,396
   #Overseas Union Enterprise, Ltd.......................  1,863,000  4,145,811
    Pan Pacific Hotels Group, Ltd........................  1,669,500  3,339,189
   #Pan-United Corp., Ltd................................  2,006,000  1,434,818
    PEC, Ltd.............................................     47,000     21,819
   *Penguin International, Ltd...........................    400,000     27,081
    Petra Foods, Ltd.....................................    810,000  2,543,139
    Popular Holdings, Ltd................................  2,763,650    608,766
    QAF, Ltd.............................................  1,184,483    977,976
  #*Raffles Education Corp., Ltd.........................  4,104,710    951,969
    Raffles Medical Group, Ltd...........................    596,330  1,509,188
   #Rickmers Maritime....................................    888,000    199,129
    Rotary Engineering, Ltd..............................  1,339,600    625,453
    Roxy-Pacific Holdings, Ltd...........................    349,000    183,814
   *S I2I, Ltd........................................... 17,004,000    253,699
    San Teh, Ltd.........................................    999,087    240,070
   *Sapphire Corp., Ltd..................................    704,000     59,328
    SBS Transit, Ltd.....................................    953,500  1,042,731
   #See Hup Seng, Ltd....................................  1,504,000    319,896
    Sheng Siong Group, Ltd...............................  1,085,000    605,593
    Sim Lian Group, Ltd..................................  2,281,855  1,594,876
   #Sinarmas Land, Ltd...................................  5,352,000  2,793,337
   #Sing Holdings, Ltd...................................  1,134,000    431,448
    Sing Investments & Finance, Ltd......................    297,675    319,039
   #Singapore Post, Ltd..................................  9,103,120  9,412,620
    Singapore Reinsurance Corp., Ltd.....................  1,514,530    316,140
    Singapore Shipping Corp., Ltd........................  1,689,000    305,773
    Singapura Finance, Ltd...............................    174,062    210,505
  #*Sino Grandness Food Industry Group Ltd...............    942,000  1,080,722
   #SMRT Corp., Ltd......................................  1,561,000  1,737,549
  #*Sound Global, Ltd....................................  1,432,000    678,071
    Stamford Land Corp., Ltd.............................  3,258,000  1,434,269
    Straco Corp., Ltd....................................    130,000     31,098
    Sunningdale Tech, Ltd................................  2,398,000    237,477
  #*SunVic Chemical Holdings, Ltd........................  1,650,000    576,665
    Super Group, Ltd.....................................    986,000  3,731,107
   #Swiber Holdings, Ltd.................................  3,974,000  2,307,750
    Swissco Holdings, Ltd................................    295,000     56,762
   #Tat Hong Holdings, Ltd...............................  2,072,800  1,898,333
    Technics Oil & Gas, Ltd..............................     66,000     43,873
    Thakral Corp., Ltd...................................  6,028,000    142,223
    Tiong Woon Corp. Holding, Ltd........................  2,108,250    587,719

                                     1711

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
SINGAPORE -- (Continued)
  #*Triyards holdings, Ltd..........................     348,900 $      190,560
    Tuan Sing Holdings, Ltd.........................   4,074,495      1,104,485
   #UMS Holdings, Ltd...............................   1,280,000        502,677
   #United Engineers, Ltd...........................   1,284,014      2,374,494
   #United Envirotech, Ltd..........................   2,294,000      1,695,831
    United Overseas Insurance, Ltd..................     187,250        627,398
    UOB-Kay Hian Holdings, Ltd......................   1,798,400      2,383,664
   #UPP Holdings, Ltd...............................   3,060,000        853,725
   #Vard Holdings, Ltd..............................   3,754,000      2,432,005
   #Venture Corp., Ltd..............................   1,544,000      8,893,252
    Vicom, Ltd......................................     120,000        447,825
   #Wee Hur Holdings, Ltd...........................   2,479,000        749,410
    Wheelock Properties Singapore, Ltd..............   1,210,000      1,740,213
   #Wing Tai Holdings, Ltd..........................   2,670,567      4,464,362
   *Xpress Holdings, Ltd............................     915,000         28,005
   #Yeo Hiap Seng, Ltd..............................     223,731        469,542
    YHI International, Ltd..........................   1,174,000        258,432
   #Yongnam Holdings, Ltd...........................   7,866,000      2,042,554
                                                                 --------------
TOTAL SINGAPORE.....................................                178,232,627
                                                                 --------------
TOTAL COMMON STOCKS.................................              1,098,429,404
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Centrebet International, Ltd. Litigation
     Rights.........................................      81,336             --
   *Robust Resources, Ltd. Rights 08/07/13..........      13,353             --
                                                                 --------------
TOTAL AUSTRALIA.....................................                         --
                                                                 --------------
HONG KONG -- (0.0%)
   *Cheuk Nang Holdings, Ltd. Warrants 06/24/14.....      11,781          3,607
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                      3,607
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (20.0%)
(S)@ DFA Short Term Investment Fund.................  23,681,936    274,000,000
@ Repurchase Agreement, Deutsche Bank Securities,
  Inc. 0.10%, 08/01/13 (Collateralized by
  $1,224,169 FNMA, rates ranging from 4.500% to
  6.000%, maturities ranging from 01/01/40 to
  05/01/42, valued at $785,474) to be repurchased
  at $770,075....................................... $       770        770,073
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                274,770,073
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,376,960,852)^^...........................             $1,373,203,084
                                                                 ==============

                                     1712

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ------------------------------------------------
                           LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                          ---------- -------------- ------- --------------
      Common Stocks
         Australia....... $1,054,457 $  526,763,895   --    $  527,818,352
         Canada..........         --         27,181   --            27,181
         China...........         --      1,342,809   --         1,342,809
         Hong Kong.......         --    304,202,808   --       304,202,808
         New Zealand.....         --     86,805,627   --        86,805,627
         Singapore.......    681,296    177,551,331   --       178,232,627
      Rights/Warrants
         Australia.......         --             --   --                --
         Hong Kong.......         --          3,607   --             3,607
      Securities Lending
        Collateral.......         --    274,770,073   --       274,770,073
                          ---------- --------------   --    --------------
      TOTAL.............. $1,735,753 $1,371,467,331   --    $1,373,203,084
                          ========== ==============   ==    ==============

                                     1713

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (98.3%)
Consumer Discretionary -- (27.2%)
    4imprint Group P.L.C................................     97,044 $   814,150
    888 Holdings P.L.C..................................    725,725   1,882,135
   *Aga Rangemaster Group P.L.C.........................    453,866     640,906
   *Barratt Developments P.L.C..........................  4,733,589  23,465,382
    Bellway P.L.C.......................................    601,833  12,629,897
    Berkeley Group Holdings P.L.C.......................    612,962  21,054,945
    Betfair Group P.L.C.................................     41,058     573,888
    Bloomsbury Publishing P.L.C.........................    280,131     589,971
    BOOT HENRY P.L.C....................................    432,804   1,239,754
    Bovis Homes Group P.L.C.............................    875,787  10,656,429
    Bwin.Party Digital Entertainment P.L.C..............  2,652,494   5,626,461
   #Centaur Media P.L.C.................................    556,967     349,441
    Chime Communications P.L.C..........................    276,468   1,190,070
    Cineworld Group P.L.C...............................    583,403   3,328,692
    Creston P.L.C.......................................     22,394      35,562
    Daily Mail & General Trust P.L.C....................  1,328,069  16,319,799
    Debenhams P.L.C.....................................  6,155,520  10,152,786
    Dignity P.L.C.......................................    231,221   5,196,971
   *Dixons Retail P.L.C................................. 16,850,562  11,623,805
    Domino's Pizza Group P.L.C..........................    440,599   3,825,053
    Dunelm Group P.L.C..................................    199,241   2,985,615
   *Enterprise Inns P.L.C...............................  2,658,219   5,221,546
    Euromoney Institutional Investor P.L.C..............    295,537   4,787,245
    Fiberweb P.L.C......................................    729,920     804,012
  #*Findel P.L.C........................................    262,721     816,195
    Forminster P.L.C....................................     43,333          --
    Fuller Smith & Turner P.L.C.........................    134,723   1,928,893
   *Future P.L.C........................................  1,301,863     263,611
    Games Workshop Group P.L.C..........................    101,889   1,222,436
    GKN P.L.C...........................................      6,077      32,319
    Greene King P.L.C...................................  1,421,372  18,912,418
    Halfords Group P.L.C................................  1,033,136   5,775,831
    Headlam Group P.L.C.................................    337,290   1,972,960
   #Home Retail Group P.L.C.............................  3,823,244   8,758,342
   #Hornby P.L.C........................................    154,220     188,484
    Howden Joinery Group P.L.C..........................  2,574,989  11,329,702
    Huntsworth P.L.C....................................    912,563     815,460
    Inchcape P.L.C......................................  2,195,348  19,046,932
    Informa P.L.C.......................................  2,956,826  23,618,943
    ITV P.L.C...........................................  5,839,460  15,018,740
    JD Sports Fashion P.L.C.............................    120,013   1,679,184
    JD Wetherspoon P.L.C................................    470,643   5,101,146
    John Menzies P.L.C..................................    244,534   2,743,390
   *Johnston Press P.L.C................................    975,199     240,586
    Ladbrokes P.L.C.....................................  4,483,503  14,525,547
    Laura Ashley Holdings P.L.C.........................  1,500,394     580,824
    Lookers P.L.C.......................................  1,150,737   2,133,116
    Marston's P.L.C.....................................  2,919,216   6,899,802
    Mecom Group P.L.C...................................    332,622     202,306
    Millennium & Copthorne Hotels P.L.C.................  1,048,561   8,830,388
   *Mitchells & Butlers P.L.C...........................    990,564   6,281,381

                                     1714

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
Consumer Discretionary -- (Continued)
    MJ Gleeson Group P.L.C.............................    195,875 $    889,968
   *Mothercare P.L.C...................................    264,138    1,672,313
   *MWB Group Holdings P.L.C...........................    335,122           --
    N Brown Group P.L.C................................    874,754    6,886,000
  #*Ocado Group P.L.C..................................    881,953    4,126,381
    Pendragon P.L.C....................................  3,544,156    1,482,158
    Persimmon P.L.C....................................  1,455,388   27,352,075
    Photo-Me International P.L.C.......................     89,379      127,016
   *Punch Taverns P.L.C................................  2,668,837      526,099
    Rank Group P.L.C...................................     60,457      147,653
   *Redrow P.L.C.......................................  1,499,277    5,607,910
    Restaurant Group P.L.C. (The)......................    869,617    6,981,639
    Rightmove P.L.C....................................    304,304   11,254,672
    Smiths News P.L.C..................................    925,076    2,401,486
    Spirit Pub Co. P.L.C...............................  3,025,976    3,581,820
   *Sportech P.L.C.....................................    383,830      517,354
   *Sports Direct International P.L.C..................    737,661    7,392,189
   *STV Group P.L.C....................................      2,238        5,359
   *SuperGroup P.L.C...................................    193,888    3,177,821
    Taylor Wimpey P.L.C................................ 15,614,170   25,312,640
    Ted Baker P.L.C....................................    145,093    4,186,840
   *Thomas Cook Group P.L.C............................  7,036,147   16,394,278
    Topps Tiles P.L.C..................................    810,881    1,078,122
   *Torotrak P.L.C.....................................     45,292       18,595
  #*Trinity Mirror P.L.C...............................  1,688,565    2,966,727
    TUI Travel P.L.C...................................  1,195,767    6,945,004
    UBM P.L.C..........................................    595,370    6,449,529
    UTV Media P.L.C....................................    232,157      558,720
    Vitec Group P.L.C. (The)...........................    160,973    1,396,529
   #WH Smith P.L.C.....................................    625,130    7,397,398
    William Hill P.L.C.................................  4,017,244   29,724,760
    Wilmington Group P.L.C.............................    346,234      861,797
                                                                   ------------
Total Consumer Discretionary...........................             491,334,303
                                                                   ------------
Consumer Staples -- (3.5%)
    A.G.BARR P.L.C.....................................    424,100    3,493,685
    Anglo-Eastern Plantations..........................    108,153    1,091,924
    Booker Group P.L.C.................................  7,180,577   14,429,874
    Britvic P.L.C......................................    961,388    7,949,818
    Cranswick P.L.C....................................    250,912    4,398,078
    Dairy Crest Group P.L.C............................    724,690    5,625,819
    Devro P.L.C........................................    870,979    4,143,998
   *European Home Retail P.L.C.........................    109,256           --
    Greencore Group P.L.C..............................  2,110,572    4,715,901
    Greggs P.L.C.......................................    483,318    3,183,648
    Hilton Food Group P.L.C............................     23,544      145,398
    McBride P.L.C......................................    855,515    1,689,006
  #*Premier Foods P.L.C................................  1,109,632    1,471,298
   #PZ Cussons P.L.C...................................  1,293,587    7,755,209
    REA Holdings P.L.C.................................     50,639      314,668
    Tate & Lyle P.L.C..................................    182,878    2,336,158

                                     1715

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Consumer Staples -- (Continued)
   *Thorntons P.L.C......................................   219,236 $   276,604
                                                                    -----------
Total Consumer Staples...................................            63,021,086
                                                                    -----------
Energy -- (5.0%)
   *Afren P.L.C.......................................... 5,276,338  10,923,755
    AMEC P.L.C...........................................   474,792   7,778,430
    Anglo Pacific Group P.L.C............................   438,805   1,241,864
   *Cairn Energy P.L.C................................... 2,305,695   9,435,884
   *Coalfield Resources P.L.C............................   268,451      16,247
   *EnQuest P.L.C........................................ 3,096,517   5,832,161
   *Essar Energy P.L.C................................... 1,014,708   2,051,104
   *Exillon Energy P.L.C.................................   289,661     620,145
    Fortune Oil P.L.C.................................... 6,170,225     726,080
   *Hardy Oil & Gas P.L.C................................    74,781     109,334
   *Heritage Oil P.L.C...................................   653,846   1,646,280
    Hunting P.L.C........................................   603,639   7,593,088
    James Fisher & Sons P.L.C............................   204,491   3,260,683
  #*JKX Oil & Gas P.L.C..................................   456,676     443,071
    John Wood Group P.L.C................................ 1,171,233  16,081,390
   *Lamprell P.L.C.......................................   967,717   2,133,453
    Premier Oil P.L.C.................................... 2,484,308  13,660,232
   *Salamander Energy P.L.C.............................. 1,063,663   1,926,339
   *Soco International P.L.C............................. 1,006,715   5,630,612
                                                                    -----------
Total Energy.............................................            91,110,152
                                                                    -----------
Financials -- (14.0%)
    Aberdeen Asset Management P.L.C......................   869,018   5,086,341
    Admiral Group P.L.C..................................    11,519     245,949
    Amlin P.L.C.......................................... 2,505,312  15,341,243
    Ashmore Group P.L.C.................................. 1,563,723   8,817,443
    Bank of Georgia Holdings P.L.C.......................    46,448   1,252,886
    Beazley P.L.C........................................ 2,481,527   8,332,950
    Brewin Dolphin Holdings P.L.C........................ 1,273,256   4,925,267
    Capital & Counties Properties P.L.C..................   474,174   2,608,190
   *Capital & Regional P.L.C............................. 1,493,345     797,301
    Catlin Group, Ltd.................................... 1,812,653  13,937,652
    Charles Stanley Group P.L.C..........................   126,349     817,553
    Charles Taylor P.L.C.................................   139,215     395,823
    Chesnara P.L.C.......................................   506,569   1,992,723
    Close Brothers Group P.L.C...........................   726,154  11,498,535
    Daejan Holdings P.L.C................................    32,083   1,959,547
    Development Securities P.L.C.........................   549,406   1,672,179
    F&C Asset Management P.L.C........................... 2,192,955   3,339,563
    Hansard Global P.L.C.................................    16,468      29,529
    Hargreaves Lansdown P.L.C............................   387,141   5,774,650
    Helical Bar P.L.C....................................   660,484   3,002,226
   #Henderson Group P.L.C................................ 4,966,011  12,369,866
    Hiscox, Ltd.......................................... 1,713,168  16,966,156
    ICAP P.L.C........................................... 2,669,346  16,504,185
    IG Group Holdings P.L.C.............................. 1,243,033  10,903,250
    Industrial & Commercial Holdings P.L.C...............     5,000          --
    Intermediate Capital Group P.L.C.....................   572,350   4,226,079

                                     1716

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    International Personal Finance P.L.C................   690,825 $  6,669,038
   *IP Group P.L.C...................................... 1,175,988    2,580,319
    Jardine Lloyd Thompson Group P.L.C..................   551,022    7,492,325
    Jupiter Fund Management P.L.C....................... 1,121,129    5,533,659
    Lancashire Holdings, Ltd............................   788,584    9,669,406
    Liontrust Asset Management P.L.C....................   129,935      411,654
    London Stock Exchange Group P.L.C...................   471,534   11,251,977
    LSL Property Services P.L.C.........................   151,839    1,005,286
    Man Group P.L.C..................................... 9,800,117   11,922,451
    Novae Group P.L.C...................................   269,955    1,989,895
    Phoenix Group Holdings..............................   453,016    5,060,451
    Puma Brandenburg, Ltd. Class A...................... 1,193,004           --
    Puma Brandenburg, Ltd. Class B...................... 1,193,004           --
   *Quintain Estates & Development P.L.C................ 2,422,755    3,232,006
    Rathbone Brothers P.L.C.............................   165,692    4,212,888
    Raven Russia, Ltd...................................   546,328      583,964
    S&U P.L.C...........................................    21,140      400,846
    Savills P.L.C.......................................   603,213    5,790,641
    Shore Capital Group, Ltd............................   116,823       37,326
    St James's Place P.L.C..............................   846,493    7,947,430
    ST Modwen Properties P.L.C..........................   937,584    4,500,143
    Tullett Prebon P.L.C................................ 1,042,038    5,273,306
    Unite Group P.L.C...................................   885,427    5,271,359
   *Waterloo Investment Holdings, Ltd...................     5,979          637
                                                                   ------------
Total Financials........................................            253,634,093
                                                                   ------------
Health Care -- (2.4%)
   #Alizyme P.L.C.......................................   660,805           --
    Bioquell P.L.C......................................    90,893      185,428
   *BTG P.L.C........................................... 1,493,748    8,614,457
    Consort Medical P.L.C...............................   127,204    1,528,010
    Dechra Pharmaceuticals P.L.C........................   415,212    4,320,530
    Genus P.L.C.........................................   278,127    5,820,964
    Hikma Pharmaceuticals P.L.C.........................   647,437   10,939,843
   *Optos P.L.C.........................................    89,392      213,749
   *Oxford Biomedica P.L.C.............................. 2,821,652       64,215
  #*Renovo Group P.L.C..................................    87,461       23,477
   *Southern Cross Healthcare Group P.L.C...............   191,826           --
    Synergy Health P.L.C................................   276,735    4,676,872
    United Drug P.L.C...................................   943,084    5,044,205
   *Vectura Group P.L.C................................. 1,588,603    2,279,409
   *Vernalis P.L.C......................................    19,974        6,781
                                                                   ------------
Total Health Care.......................................             43,717,940
                                                                   ------------
Industrials -- (27.2%)
   #Air Partner P.L.C...................................    37,086      206,803
    Alumasc Group P.L.C.................................   124,366      219,120
    Ashtead Group P.L.C................................. 2,503,056   26,853,372
    Avon Rubber P.L.C...................................    57,807      395,604
    Babcock International Group P.L.C...................   616,543   11,033,486
    Balfour Beatty P.L.C................................ 3,201,702   12,007,807
    BBA Aviation P.L.C.................................. 2,792,163   12,746,598

                                     1717

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Berendsen P.L.C......................................   778,019 $ 9,673,778
    Bodycote P.L.C....................................... 1,253,236  11,797,793
    Braemar Shipping Services P.L.C......................    82,998     543,797
    Brammer P.L.C........................................   368,379   2,203,715
    Camellia P.L.C.......................................     2,481     343,845
    Cape P.L.C...........................................   517,842   1,999,190
    Carillion P.L.C...................................... 1,966,735   8,920,820
    Carr's Milling Industries P.L.C......................    35,379     721,364
    Castings P.L.C.......................................   162,757   1,042,674
    Chemring Group P.L.C................................. 1,074,280   5,026,323
    Clarkson P.L.C.......................................    64,108   1,834,842
    Cobham P.L.C......................................... 5,383,251  23,584,425
    Communisis P.L.C.....................................   853,572     875,378
    Costain Group P.L.C..................................   157,121     664,536
    DCC P.L.C............................................   363,013  14,727,991
    De La Rue P.L.C......................................   365,417   5,492,221
    easyJet P.L.C........................................   692,439  14,881,783
    Fenner P.L.C.........................................   804,257   4,208,138
    Firstgroup P.L.C..................................... 5,277,432   8,038,178
    G4S P.L.C............................................   379,423   1,305,673
    Galliford Try P.L.C..................................   292,763   4,437,453
    Go-Ahead Group P.L.C.................................   201,434   4,849,419
    Hampson Industries P.L.C.............................   110,209          --
    Harvey Nash Group P.L.C..............................    46,693      50,789
    Hays P.L.C........................................... 6,797,966  10,672,426
    Hogg Robinson Group P.L.C............................   134,014     148,253
    Homeserve P.L.C...................................... 1,275,755   5,133,519
    Hyder Consulting P.L.C...............................   176,908   1,271,667
    IMI P.L.C............................................   312,754   6,532,486
    Interserve P.L.C.....................................   657,348   5,103,797
    Intertek Group P.L.C.................................    35,538   1,636,139
    Invensys P.L.C....................................... 2,824,855  21,401,093
    ITE Group P.L.C...................................... 1,124,678   4,857,746
    Keller Group P.L.C...................................   314,326   5,309,083
    Kier Group P.L.C.....................................   204,194   4,611,421
    Latchways P.L.C......................................    36,248     682,543
    Lavendon Group P.L.C.................................   713,718   1,840,723
    Management Consulting Group P.L.C.................... 1,519,596     612,500
    Mears Group P.L.C....................................   421,283   2,574,174
    Meggitt P.L.C........................................ 1,412,089  11,774,901
    Melrose Industries P.L.C............................. 4,704,213  20,206,230
    Michael Page International P.L.C..................... 1,282,180   8,726,622
    Mitie Group P.L.C.................................... 1,526,552   6,290,457
    Morgan Advanced Materials P.L.C...................... 1,380,321   6,417,086
    Morgan Sindall Group P.L.C...........................   174,207   1,781,407
    National Express Group P.L.C......................... 1,981,241   7,648,813
    Northgate P.L.C......................................   706,700   4,192,806
    PayPoint P.L.C.......................................   161,916   2,681,643
    QinetiQ Group P.L.C.................................. 3,080,895   8,676,710
    Regus P.L.C.......................................... 3,349,550   9,416,976
   *Renold P.L.C.........................................   137,631      60,070
    Rentokil Initial P.L.C............................... 5,429,970   8,074,197
    Ricardo P.L.C........................................   223,925   1,480,215

                                     1718

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    Richmond Oil & Gas P.L.C............................   220,000 $         --
    Robert Walters P.L.C................................   387,999    1,383,801
    Rotork P.L.C........................................   325,224   13,122,941
    RPS Group P.L.C..................................... 1,140,834    3,928,020
    Senior P.L.C........................................ 1,936,600    7,834,254
    Serco Group P.L.C................................... 1,203,054   11,504,128
    Severfield-Rowen P.L.C.............................. 1,245,409    1,064,126
    Shanks Group P.L.C.................................. 2,094,379    2,800,557
    SIG P.L.C........................................... 2,769,747    7,655,857
    Speedy Hire P.L.C................................... 2,580,211    2,317,132
    Spirax-Sarco Engineering P.L.C......................   309,985   13,503,501
    St Ives P.L.C.......................................   668,424    1,665,270
    Stagecoach Group P.L.C.............................. 2,033,029   10,339,752
    Sthree P.L.C........................................   360,754    1,892,194
    Stobart Group, Ltd..................................    49,665       73,700
    T Clarke P.L.C......................................   147,457      121,698
    Tarsus Group P.L.C..................................   208,165      783,814
    Travis Perkins P.L.C................................   699,104   18,089,609
    Tribal Group P.L.C..................................   150,160      440,369
    Trifast P.L.C.......................................   405,944      339,323
    UK Mail Group P.L.C.................................   197,261    1,766,182
    Ultra Electronics Holdings P.L.C....................   311,993    8,615,848
    Vesuvius P.L.C...................................... 1,370,457    8,869,268
   #Volex P.L.C.........................................   229,354      333,379
    Vp P.L.C............................................   167,297    1,034,320
   *Wincanton P.L.C.....................................   401,686      460,036
    WS Atkins P.L.C.....................................   507,738    8,953,163
   #XP Power, Ltd.......................................    73,829    1,510,845
                                                                   ------------
Total Industrials.......................................            490,905,705
                                                                   ------------
Information Technology -- (7.4%)
    Acal P.L.C..........................................   104,729      404,607
    Anite P.L.C......................................... 1,253,216    2,447,641
    Computacenter P.L.C.................................   415,470    3,071,372
    CSR P.L.C...........................................   898,262    7,770,598
    Diploma P.L.C.......................................   555,033    4,868,732
    Domino Printing Sciences P.L.C......................   500,945    4,831,144
    E2V Technologies P.L.C..............................   429,941      868,370
    Electrocomponents P.L.C............................. 2,024,664    7,582,968
    Fidessa Group P.L.C.................................   143,167    4,360,834
   *Filtronic P.L.C.....................................     4,262        4,001
    Halma P.L.C......................................... 1,738,128   14,703,025
   *Imagination Technologies Group P.L.C................   224,155      800,629
   *Innovation Group P.L.C.............................. 4,178,650    1,843,235
   *Kofax P.L.C.........................................   339,756    1,778,677
    Laird P.L.C......................................... 1,260,795    3,700,947
    Micro Focus International P.L.C.....................   643,181    7,775,515
    Moneysupermarket.com Group P.L.C....................   473,315    1,298,580
    NCC Group P.L.C.....................................   121,902      237,004
    Oxford Instruments P.L.C............................   147,050    3,202,352
    Pace P.L.C.......................................... 1,380,043    6,546,854
    Phoenix IT Group, Ltd...............................   204,614      484,189
    Playtech P.L.C......................................   127,149    1,345,566

                                     1719

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
    Information Technology -- (Continued)
    Premier Farnell P.L.C............................... 1,650,314 $  5,689,842
   *PV Crystalox Solar P.L.C............................   384,786       66,684
    Renishaw P.L.C......................................   188,423    4,497,466
    RM P.L.C............................................   363,499      464,491
    SDL P.L.C...........................................   347,207    1,756,671
    Sepura P.L.C........................................    89,880      191,708
    Spectris P.L.C......................................   573,493   18,364,957
    Spirent Communications P.L.C........................ 2,633,737    5,293,040
    Telecity Group P.L.C................................   656,941    8,875,841
    TT electronics P.L.C................................   778,068    2,021,840
    Vislink P.L.C.......................................   274,226      168,013
   *Wolfson Microelectronics P.L.C......................   504,759    1,172,586
    Xaar P.L.C..........................................   252,655    3,230,951
    Xchanging P.L.C..................................... 1,227,292    2,510,934
                                                                   ------------
Total Information Technology............................            134,231,864
                                                                   ------------
Materials -- (7.0%)
    African Barrick Gold P.L.C..........................   361,989      623,459
    Alent P.L.C......................................... 1,280,894    7,149,917
    AZ Electronic Materials SA..........................   740,107    3,441,993
    British Polythene Industries P.L.C..................   121,155    1,097,911
    Carclo P.L.C........................................   192,381    1,007,273
   *Centamin P.L.C...................................... 3,847,035    2,192,671
    Croda International P.L.C...........................   442,133   16,886,613
    DS Smith P.L.C...................................... 4,628,911   18,227,468
    Elementis P.L.C..................................... 2,071,101    7,891,932
    Evraz P.L.C.........................................    54,653       77,969
    Ferrexpo P.L.C......................................   955,423    2,460,904
    Filtrona P.L.C......................................   802,884    9,472,078
   *Gem Diamonds, Ltd...................................   454,664      972,579
    Hill & Smith Holdings P.L.C.........................   427,877    2,851,661
    Hochschild Mining P.L.C.............................   657,160    1,753,323
   *International Ferro Metals, Ltd.....................   423,652       65,048
   #Kazakhmys P.L.C.....................................   206,718      821,051
  #*Lonmin P.L.C........................................ 1,749,063    8,303,437
    Low & Bonar P.L.C...................................   949,061      974,669
    Marshalls P.L.C.....................................   783,893    1,821,057
    Mondi P.L.C.........................................   903,440   13,461,548
   #New World Resources P.L.C. Class A..................   133,089      111,155
   *Petra Diamonds, Ltd.................................   979,697    1,785,662
   #Petropavlovsk P.L.C.................................   708,130      955,341
    RPC Group P.L.C.....................................   716,247    5,010,786
    Synthomer P.L.C..................................... 1,087,440    3,257,423
   *Talvivaara Mining Co. P.L.C.........................   134,126       21,365
    Vedanta Resources P.L.C.............................   319,671    5,659,340
    Victrex P.L.C.......................................   352,142    8,080,736
    Zotefoams P.L.C.....................................    96,852      305,098
                                                                   ------------
Total Materials.........................................            126,741,467
                                                                   ------------
Telecommunication Services -- (2.2%)
    Cable & Wireless Communications P.L.C............... 7,254,948    4,465,505
   *Colt Group SA....................................... 1,330,033    2,094,912

                                     1720

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                      ---------- --------------
Telecommunication Services -- (Continued)
    Inmarsat P.L.C...................................  2,021,980 $   21,039,697
    Kcom Group P.L.C.................................  2,759,628      3,485,091
    TalkTalk Telecom Group P.L.C.....................  2,083,580      7,836,102
                                                                 --------------
Total Telecommunication Services.....................                38,921,307
                                                                 --------------
Utilities -- (2.4%)
    Dee Valley Group P.L.C...........................     12,109        258,499
    Drax Group P.L.C.................................  1,994,551     19,485,721
    Pennon Group P.L.C...............................  1,811,261     19,155,916
    Telecom Plus P.L.C...............................    206,275      4,140,056
                                                                 --------------
Total Utilities......................................                43,040,192
                                                                 --------------
TOTAL COMMON STOCKS..................................             1,776,658,109
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@ DFA Short Term Investment Fund..................  2,679,343     31,000,000
@ Repurchase Agreement, Deutsche Bank Securities,
  Inc. 0.10%, 08/01/13 (Collateralized by $26,996
  FNMA, rates ranging from 4.500% to 6.000%,
  maturities ranging from 01/01/40 to 05/01/42,
  valued at $17,322) to be repurchased at $16,982.... $       17         16,982
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................                31,016,982
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,295,772,702)^^...........................            $1,807,675,091
                                                                 ==============

                                     1721

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Common Stocks
     Consumer Discretionary......   --    $  491,334,303   --    $  491,334,303
     Consumer Staples............   --        63,021,086   --        63,021,086
     Energy......................   --        91,110,152   --        91,110,152
     Financials..................   --       253,634,093   --       253,634,093
     Health Care.................   --        43,717,940   --        43,717,940
     Industrials.................   --       490,905,705   --       490,905,705
     Information Technology......   --       134,231,864   --       134,231,864
     Materials...................   --       126,741,467   --       126,741,467
     Telecommunication Services..   --        38,921,307   --        38,921,307
     Utilities...................   --        43,040,192   --        43,040,192
 Securities Lending Collateral...   --        31,016,982   --        31,016,982
                                    --    --------------   --    --------------
 TOTAL...........................   --    $1,807,675,091   --    $1,807,675,091
                                    ==    ==============   ==    ==============

                                     1722

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                           ------- -----------
COMMON STOCKS -- (86.9%)
AUSTRIA -- (2.1%)
   *A-TEC Industries AG...................................  21,828 $        --
   #Agrana Beteiligungs AG................................  17,354   2,211,745
    Atrium European Real Estate, Ltd...................... 614,001   3,446,162
    Austria Email AG......................................     715       7,919
    Austria Technologie & Systemtechnik AG................  45,399     446,616
    BKS Bank AG...........................................   3,120      72,869
    CA Immobilien Anlagen AG.............................. 163,483   2,056,696
    DO & Co. AG...........................................  10,233     473,797
   #EVN AG................................................ 159,070   2,039,218
    Flughafen Wien AG.....................................  46,254   2,938,807
    Frauenthal Holding AG.................................   4,212      47,246
    Josef Manner & Co. AG.................................     870      61,337
   #Kapsch TrafficCom AG..................................  22,171     945,675
   #Lenzing AG............................................  51,434   3,903,313
    Mayr Melnhof Karton AG................................  45,831   5,021,305
    Oberbank AG...........................................  37,973   2,415,213
   #Oesterreichische Post AG.............................. 151,659   6,463,392
   #Palfinger AG..........................................  57,325   1,791,890
   #POLYTEC Holding AG....................................  82,397     684,703
    RHI AG................................................ 113,647   3,574,703
   #Rosenbauer International AG...........................  15,765   1,108,544
    S IMMO AG............................................. 242,517   1,486,226
   *S&T AG................................................   8,181      23,832
    Schoeller-Bleckmann Oilfield Equipment AG.............  52,807   6,225,294
   #Semperit AG Holding...................................  49,494   1,840,179
    Strabag SE............................................ 102,680   2,300,741
    Telekom Austria AG.................................... 256,809   1,784,001
    UBM Realitaetenentwicklung AG.........................   2,880      61,587
   #Uniqa Versicherungen AG............................... 248,568   3,373,680
   #Wienerberger AG....................................... 533,293   6,969,652
   #Wolford AG............................................  11,252     269,169
   #Zumtobel AG........................................... 145,385   1,786,157
                                                                   -----------
TOTAL AUSTRIA.............................................          65,831,668
                                                                   -----------
BELGIUM -- (2.7%)
  #*Ablynx NV............................................. 129,167   1,186,952
    Ackermans & van Haaren NV............................. 118,073  10,701,571
   *AGFA-Gevaert NV....................................... 898,617   1,790,609
    Arseus NV.............................................  99,803   2,608,511
    Atenor Group..........................................   6,028     256,687
    Banque Nationale de Belgique..........................     968   3,492,744
    Barco NV..............................................  60,150   4,503,099
    Cie d'Entreprises CFE.................................  41,428   2,513,631
   *Cie Immobiliere de Belgique SA........................  12,636     598,998
    Cie Maritime Belge SA.................................  66,098   1,314,013
    Co.Br.Ha Societe Commerciale de Brasserie SA..........     115     254,360
    D'ieteren SA.......................................... 129,060   5,856,098
  #*Deceuninck NV......................................... 364,236     576,493
   #Econocom Group........................................ 265,744   2,121,717
   #Elia System Operator SA............................... 135,158   5,709,313
  #*Euronav NV............................................  88,979     438,382

                                     1723

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
BELGIUM -- (Continued)
    EVS Broadcast Equipment SA............................  59,469 $ 4,298,712
    Exmar NV.............................................. 132,340   1,525,838
    Floridienne SA........................................   2,033     201,143
  #*Galapagos NV.......................................... 110,191   2,378,032
    Gimv NV...............................................  13,215     668,600
  #*Hamon & CIE SA........................................   4,508      82,744
   *Ion Beam Applications.................................  89,062     706,546
    Jensen-Group NV.......................................  13,482     180,056
    Kinepolis Group NV....................................  19,582   2,630,760
    Lotus Bakeries........................................   1,361   1,162,518
    Melexis NV............................................  95,491   2,244,201
    Mobistar SA...........................................  87,167   1,243,080
   #NV Bekaert SA......................................... 174,425   6,132,693
   #Nyrstar............................................... 742,718   3,278,535
  #*Picanol...............................................  22,195     635,237
   *RealDolmen NV/SA (5529094)............................     120          19
   *RealDolmen NV/SA (B3M0622)............................   7,587     151,955
    Recticel SA........................................... 101,580     721,213
    Resilux...............................................   4,095     343,286
   *RHJ International.....................................  34,049     172,398
    Rosier................................................     655     176,563
  #*Roularta Media Group NV...............................  10,263     154,174
    Sapec.................................................   3,004     178,124
    Sioen Industries NV...................................  52,140     482,078
    Sipef SA..............................................  30,617   2,080,764
    Softimat SA...........................................  10,368      50,661
    TER Beke SA...........................................   2,260     157,695
   #Tessenderlo Chemie NV................................. 132,614   3,592,965
  #*ThromboGenics NV...................................... 155,245   6,378,429
    Van de Velde NV.......................................  34,216   1,618,990
                                                                   -----------
TOTAL BELGIUM.............................................          87,551,187
                                                                   -----------
DENMARK -- (4.3%)
    ALK-Abello A.S........................................  29,336   2,416,847
   *Alm Brand A.S......................................... 484,611   1,626,494
    Amagerbanken A.S...................................... 647,900          --
   #Ambu A.S. Class B.....................................  27,380     986,955
    Arkil Holding A.S. Class B............................     504      49,460
   *Atlantic Petroleum P/F................................   4,328     118,474
   *Auriga Industries Class B.............................  96,829   2,778,985
  #*Bang & Olufsen A.S.................................... 161,993   1,546,011
    BankNordik P/F........................................     292       4,933
  #*Bavarian Nordic A.S................................... 105,508   1,126,284
    BoConcept Holding A.S. Class B........................   5,650      90,475
    Brodrene Hartmann A.S.................................  13,977     330,510
    D/S Norden A.S........................................ 110,869   4,055,578
    Dfds A.S..............................................  18,568   1,292,001
    Djurslands Bank A.S...................................   8,970     244,806
   *East Asiatic Co., Ltd. A.S............................  55,571     890,750
    FE Bording A.S........................................     426      47,889
   #FLSmidth & Co. A.S.................................... 118,320   5,613,793
    Fluegger A.S. Class B.................................   4,198     273,440
   *Genmab A.S............................................ 186,552   5,370,168

                                     1724

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    GN Store Nord A.S...................................   812,990 $ 16,809,327
    GPV Industri A.S. Series B..........................     2,200           --
   *Greentech Energy Systems A.S........................     8,355       23,032
    Gronlandsbanken AB..................................     1,125      114,248
   *H+H International A.S. Class B......................    21,395      110,684
    Harboes Bryggeri A.S. Class B.......................    12,252      163,611
    IC Companys A.S.....................................    35,278      892,498
    Incentive A.S.......................................     3,575           --
    Jeudan A.S..........................................     4,800      535,403
   *Jyske Bank A.S......................................   252,239   11,049,310
    Lan & Spar Bank.....................................     5,150      268,132
    Lastas A.S. Class B.................................     5,633        4,774
   #NKT Holding A.S.....................................   110,421    4,475,481
    Nordjyske Bank A.S..................................    17,600      284,511
    Norresundby Bank A.S................................     7,350      226,872
    Pandora A.S.........................................   236,869    9,425,424
   *Parken Sport & Entertainment A.S....................    33,556      474,806
    PER Aarsleff A.S. Class B...........................     7,270      769,583
    Ringkjoebing Landbobank A.S.........................    18,815    3,287,414
    Roblon A.S. Class B.................................     2,700       89,798
    Rockwool International A.S. Class B.................    30,614    4,839,092
    Royal UNIBREW A.S...................................    45,850    4,419,735
    Schouw & Co.........................................    74,017    2,775,180
    SimCorp A.S.........................................   194,860    6,235,096
    Solar A.S. Class B..................................    22,896    1,055,259
   *Spar Nord Bank A.S..................................   305,321    2,113,113
   *Sparekassen Faaborg A.S.............................       566       17,827
   *Sydbank A.S.........................................   317,330    7,097,897
    Tivoli A.S..........................................       969      513,864
   *TK Development A.S..................................   153,640      256,037
   *Topdanmark A.S......................................   507,925   14,267,651
   *TopoTarget A.S......................................   340,373      171,898
   *Topsil Semiconductor Matls..........................   194,350       17,715
   *Torm A.S............................................   116,264       28,172
   #United International Enterprises....................     8,918    1,552,079
  #*Vestas Wind Systems A.S.............................   693,291   13,916,682
   *Vestjysk Bank A.S...................................    29,541       49,413
  #*Zealand Pharma A.S..................................    32,819      437,610
                                                                   ------------
TOTAL DENMARK...........................................            137,633,081
                                                                   ------------
FINLAND -- (5.6%)
    Ahlstrom Oyj........................................    44,038      642,290
    Aktia Bank OYJ......................................    25,667      245,588
    Alma Media Oyj......................................   277,852    1,062,852
    Amer Sports Oyj.....................................   526,893   10,459,007
    Aspo Oyj............................................    83,192      604,859
    Atria P.L.C.........................................    34,115      310,760
    Bank of Aland P.L.C. Class B........................    22,078      244,412
    BasWare Oyj.........................................    34,550      873,747
   *Biotie Therapies Oyj................................   955,389      443,893
   #Cargotec Oyj........................................   146,894    5,219,102
   *Caverion Corp.......................................   483,134    2,686,642
    Citycon Oyj......................................... 1,334,997    4,219,784

                                     1725

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FINLAND -- (Continued)
   *Componenta Oyj.......................................    17,517 $    38,042
   *Comptel Oyj..........................................   337,600     224,186
    Cramo Oyj............................................   148,755   1,844,235
    Digia P.L.C..........................................    48,912     192,055
   *Efore Oyj............................................    60,233      58,487
    Elektrobit Corp......................................    50,874      66,941
   #Elisa Oyj............................................   600,705  12,935,004
    eQ P.L.C.............................................    44,561     130,698
    Etteplan Oyj.........................................    57,413     242,225
    F-Secure Oyj.........................................   463,536   1,043,455
    Finnair Oyj..........................................   355,538   1,372,473
   *Finnlines Oyj........................................   124,906   1,027,869
    Fiskars Oyj Abp......................................   189,832   4,447,126
   *GeoSentric Oyj.......................................   244,900          --
    HKScan Oyj Class A...................................   117,880     575,113
    Huhtamaki Oyj........................................   451,936   8,613,174
    Ilkka-Yhtyma Oyj.....................................    61,503     248,733
    Kemira Oyj...........................................   472,368   7,349,579
   #Kesko Oyj Class B....................................   281,270   8,846,184
    Konecranes Oyj.......................................   245,559   7,199,924
    Lannen Tehtaat Oyj...................................    19,402     439,507
    Lassila & Tikanoja Oyj...............................   143,566   2,702,747
    Lemminkainen Oyj.....................................    26,333     519,334
   #Metsa Board Oyj...................................... 1,549,706   5,265,205
   *Munksjo Oyj..........................................    10,815      77,838
   #Neste Oil Oyj........................................   596,102   8,613,700
    Okmetic Oyj..........................................    59,222     384,966
    Olvi Oyj Class A.....................................    65,006   2,331,598
    Oriola-KD Oyj Class A................................     5,045      15,871
    Oriola-KD Oyj Class B................................   472,044   1,491,683
    Orion Oyj Class A....................................   130,940   3,244,103
   #Orion Oyj Class B....................................   384,369   9,408,848
  #*Outokumpu Oyj........................................ 4,209,557   2,604,231
   #Outotec Oyj..........................................   697,608   8,464,100
    PKC Group Oyj........................................    78,791   2,174,049
    Pohjola Bank P.L.C. Class A..........................   156,556   2,711,619
    Ponsse Oy............................................    25,697     198,636
   *Poyry Oyj............................................   190,749     959,852
    Raisio P.L.C. Class V................................   541,284   2,411,820
    Ramirent Oyj.........................................   322,584   3,017,419
    Rapala VMC Oyj.......................................   113,258     722,105
   #Rautaruukki Oyj......................................   439,221   2,574,735
    Ruukki Group Oyj.....................................   604,909     329,416
    Saga Furs Oyj........................................    11,324     449,174
   #Sanoma Oyj...........................................   342,567   2,491,378
    Scanfil P.L.C........................................     3,246       3,873
    Sievi Capital P.L.C..................................   123,479     175,348
    SRV Group P.L.C......................................     7,277      31,461
    Stockmann Oyj Abp (5462371)..........................    43,914     696,029
   #Stockmann Oyj Abp (5462393)..........................   133,517   2,015,483
    Technopolis Oyj......................................   318,769   2,045,934
    Teleste Oyj..........................................    53,559     294,801
    Tieto Oyj............................................   302,101   5,771,539

                                     1726

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
FINLAND -- (Continued)
    Tikkurila Oyj......................................    175,018 $  3,844,812
   #Uponor Oyj.........................................    244,428    4,254,116
    Vacon P.L.C........................................     46,392    3,191,294
    Vaisala Oyj Class A................................     40,712    1,105,266
   *Viking Line Abp....................................     10,366      246,565
    YIT Oyj............................................    500,865    6,812,178
                                                                   ------------
TOTAL FINLAND..........................................             177,561,072
                                                                   ------------
FRANCE -- (10.7%)
    ABC Arbitrage......................................     22,399      142,655
  #*Air France-KLM.....................................    722,730    5,841,846
    Akka Technologies SA...............................      5,175      159,220
  #*Alcatel-Lucent..................................... 12,082,064   30,496,442
    Ales Groupe........................................      7,573      114,379
    Altamir Amboise....................................     81,618      988,041
    Alten SA...........................................     92,635    3,447,443
    Altran Technologies SA.............................    676,432    4,844,440
    April..............................................     76,998    1,564,823
  #*Archos.............................................     74,444      296,010
    Assystem...........................................     65,144    1,395,597
   *Atari SA...........................................     68,443           --
    Aubay..............................................     10,285       75,927
   #Audika Groupe......................................     22,298      237,861
    Aurea SA...........................................      3,708       20,723
    Axway Software SA..................................     27,272      630,810
  #*Beneteau SA........................................    184,191    2,463,558
  #*Bigben Interactive.................................     20,361      192,494
    BioMerieux.........................................      4,952      505,896
    Boiron SA..........................................     29,446    1,576,575
    Bonduelle S.C.A....................................     77,754    1,928,006
    Bongrain SA........................................     34,266    2,220,099
   #Bourbon SA.........................................    216,060    5,866,949
   *Boursorama.........................................     83,935      792,648
  #*Bull...............................................    432,243    1,428,820
   #Burelle SA.........................................      3,866    2,009,595
    Catering International Services....................      1,639       51,278
   *Cegedim SA.........................................     18,019      513,146
    Cegid Group........................................     22,946      484,684
   #Cie des Alpes......................................     12,693      273,637
   *Cie Generale de Geophysique--Veritas...............     46,325    1,169,485
    Cie Industrielle et Financiere D'Entreprises.......      1,200       92,113
    Ciments Francais SA................................     47,966    2,908,013
   *Club Mediterranee SA...............................    107,104    2,484,466
   *Derichebourg SA....................................    548,515    1,894,126
    Devoteam SA........................................     27,431      371,720
    Eiffage SA.........................................    169,719    9,105,523
   #Electricite de Strasbourg..........................     21,886    2,690,583
    Eramet.............................................      8,545      752,726
    Esso SA Francaise..................................     11,770      715,513
    Etablissements Maurel et Prom......................    419,398    6,844,253
   *Etam Developpement SA..............................      2,601       58,132
    Euler Hermes SA....................................     52,633    5,890,984
   *Euro Disney SCA....................................     78,334      473,103

                                     1727

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Eurofins Scientific..................................    26,553 $ 5,816,582
    Exel Industries Class A..............................    10,680     541,868
    Faiveley Transport SA................................    35,342   2,379,018
  #*Faurecia.............................................   216,138   5,705,398
    Fimalac..............................................    31,490   1,695,574
    Fleury Michon SA.....................................     4,694     247,139
   *GameLoft SE..........................................   180,074   1,459,137
    Gaumont SA...........................................    13,980     735,241
   #GEA..................................................     2,218     219,085
  #*GECI International...................................    59,392          --
    Gevelot SA...........................................     3,584     213,448
    GL Events............................................    48,302   1,070,350
    Groupe Crit..........................................    24,255     610,468
    Groupe Eurotunnel SA.................................   260,944   2,047,152
    Groupe Flo...........................................    29,358     105,673
    Groupe Open..........................................    27,590     214,423
   *Groupe Partouche SA..................................    54,483      68,772
    Groupe Steria SCA....................................   135,577   1,913,515
   #Guerbet..............................................     6,577     741,454
   *Haulotte Group SA....................................    65,672     582,733
    Havas SA............................................. 1,237,953   9,365,404
  #*Hi-Media SA..........................................   134,290     310,603
   #Ingenico.............................................    97,094   7,254,540
    Interparfums SA......................................    23,592     779,776
   #Ipsen SA.............................................    91,909   3,686,336
   #IPSOS................................................   159,746   5,675,035
    Jacquet Metal Service................................    55,520     701,399
   #Korian...............................................    13,795     324,648
    L.D.C. SA............................................        19       2,991
    Lagardere SCA........................................   310,038   9,824,111
    Lanson-BCC...........................................     7,992     340,281
    Laurent-Perrier......................................    12,675   1,125,051
    Lectra...............................................    94,714     730,581
    LISI.................................................    17,353   2,283,046
   #Maisons France Confort...............................    15,380     505,584
   #Manitou BF SA........................................    48,911     632,619
    Manutan International................................    14,553     701,545
    Medica SA............................................   183,725   3,777,595
    Mersen...............................................    72,883   1,655,908
    Metropole Television SA..............................   236,930   4,669,636
    MGI Coutier..........................................     2,753     238,186
    Montupet.............................................    30,887     753,846
   *Mr Bricolage.........................................    30,731     386,535
    Naturex..............................................    24,680   1,890,745
   #Neopost SA...........................................   167,752  12,051,092
   #Nexans SA............................................   131,823   7,016,880
    Nexity SA............................................   107,466   4,245,171
    NextRadioTV..........................................     9,242     180,146
   *NicOx SA.............................................     3,470      11,146
    Norbert Dentressangle SA.............................    20,989   2,015,849
   *NRJ Group............................................    72,524     600,422
   *Orco Property Group..................................    72,007     218,349
   #Orpea................................................   128,403   6,060,613

                                     1728

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
   #Osiatis SA...........................................    26,496 $   341,568
  #*PagesJaunes Groupe...................................   630,719   1,375,837
   *Parrot SA............................................    38,572   1,038,119
  #*Peugeot SA........................................... 1,076,690  13,751,687
  #*Pierre & Vacances SA.................................    22,855     530,178
    Plastic Omnium SA....................................   108,302   7,388,591
    PSB Industries SA....................................     8,438     304,386
    Rallye SA............................................   106,948   3,950,802
  #*Recylex SA...........................................    83,164     251,178
    Remy Cointreau SA....................................    10,677   1,105,661
    Robertet SA..........................................     3,167     635,818
    Rubis SCA............................................   157,540  10,063,620
    Sa des Ciments Vicat.................................    53,403   3,600,424
    Saft Groupe SA.......................................   126,335   3,120,886
    Samse SA.............................................     8,342     712,493
    Sartorius Stedim Biotech.............................     8,502   1,284,486
    SEB SA...............................................    27,958   2,325,448
    Seche Environnement SA...............................     9,167     314,522
    Sechilienne-Sidec....................................    96,570   1,961,560
    Securidev SA.........................................     2,500      91,575
  #*Sequana SA...........................................    44,019     341,552
    Soc Mar Tunnel Prado Car.............................     2,292      83,087
    Societe BIC SA.......................................         5         555
    Societe d'Edition de Canal +.........................   272,836   1,934,304
    Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................    46,150   2,005,610
    Societe Internationale de Plantations d'Heveas SA....     7,778     571,789
    Societe pour l'Informatique Industrielle.............    40,908     296,397
    Societe Television Francaise 1.......................   567,362   8,402,286
  #*SOITEC...............................................   826,614   1,842,563
    Somfy SA.............................................    21,738   4,982,802
   #Sopra Group SA.......................................    23,140   1,696,777
   *Spir Communication...................................     4,687      48,380
   *ST Dupont SA.........................................   127,761      49,290
    Stallergenes SA......................................    14,541   1,069,155
   *Ste Industrielle d'Aviation Latecoere SA.............    30,831     359,028
    Stef.................................................    29,121   1,656,277
    Store Electronic.....................................     8,638     134,541
    Sword Group..........................................    30,562     499,077
    Synergie SA..........................................    60,624     766,731
   *Technicolor SA.......................................   412,757   2,071,031
    Teleperformance......................................   275,593  13,359,237
   #Tessi SA.............................................     7,038     796,574
  #*Theolia SA...........................................   281,335     632,173
    Thermador Groupe.....................................     8,185     658,684
    Tonnellerie Francois Freres..........................     5,013     370,700
    Total Gabon..........................................     1,263     730,828
    Touax SA.............................................     4,773     106,126
   *Transgene SA.........................................     1,668      21,740
   *Trigano SA...........................................    35,274     504,002
   *UBISOFT Entertainment................................   459,542   7,010,415
    Union Financiere de France BQE SA....................    16,679     369,628
    Valeo SA.............................................    17,099   1,353,892
  #*Valneva SE...........................................   114,609     507,420

                                     1729

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
   #Vetoquinol SA.........................................   7,362 $    262,739
    Viel et Co............................................ 158,130      492,827
   #Vilmorin & Cie........................................  22,432    2,702,899
    Virbac SA.............................................  17,539    3,505,057
   *Vivalis SA............................................     785        3,501
   *VM Materiaux SA.......................................   6,914      149,718
    Vranken-Pommery Monopole SA...........................  18,881      488,581
                                                                   ------------
TOTAL FRANCE..............................................          339,383,853
                                                                   ------------
GERMANY -- (12.3%)
   *AAP Implantate AG.....................................  18,900       31,485
   *Aareal Bank AG........................................ 423,110   11,692,679
    Adler Modemaerkte AG..................................  16,201      155,965
   *ADVA Optical Networking SE............................ 169,035      917,021
   *Air Berlin P.L.C...................................... 189,235      478,602
   *Aixtron SE NA......................................... 417,068    6,548,641
   *Aligna AG............................................. 318,087           --
    Allgeier SE...........................................  24,519      480,003
    Amadeus Fire AG.......................................  19,731    1,193,381
   #Analytik Jena AG......................................     597       11,126
   *AS Creation Tapeten...................................   7,109      355,547
  #*Asian Bamboo AG.......................................  12,092       55,855
    Atoss Software AG.....................................     303       11,204
    Aurubis AG............................................ 153,470    8,636,012
    Axel Springer AG......................................     365       19,110
    Baader Bank AG........................................  40,158      106,220
    Balda AG.............................................. 127,634      648,706
    Bauer AG..............................................  45,945    1,171,854
   #BayWa AG (5838057)....................................  55,738    2,751,763
    BayWa AG (5838068)....................................     124        6,534
    Bechtle AG............................................  69,894    3,433,186
    Bertrandt AG..........................................  23,001    2,648,381
    Bijou Brigitte AG.....................................  17,243    1,512,272
    Bilfinger SE..........................................     290       27,569
    Biotest AG............................................  20,784    1,613,679
   *BKN International AG..................................  33,408          133
    Borussia Dortmund GmbH & Co. KGaA..................... 264,935    1,092,146
    CANCOM SE.............................................  50,978    1,700,229
    Carl Zeiss Meditec AG.................................  91,765    3,109,632
    CAT Oil AG............................................  70,685    1,337,176
    Celesio AG............................................ 398,453    9,004,426
    CENIT AG..............................................  35,810      419,324
    CENTROTEC Sustainable AG..............................  43,285      829,711
    Cewe Color Holding AG.................................  22,058    1,026,034
   *Colonia Real Estate AG................................  16,334      102,372
    Comdirect Bank AG..................................... 179,407    1,748,568
   #CompuGroup Medical AG.................................  58,460    1,428,549
   *Constantin Medien AG.................................. 359,780      754,726
   #CropEnergies AG.......................................  96,085      814,326
    CTS Eventim AG........................................ 106,100    4,773,121
   #DAB Bank AG........................................... 130,043      590,431
    Data Modul AG.........................................  11,455      208,871
   #Delticom AG...........................................  24,410    1,195,612

                                     1730

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Deufol SE............................................   112,955 $   105,866
    Deutsche Beteiligungs AG.............................    29,148     703,921
    Deutsche Wohnen AG...................................   766,416  13,508,787
   *Deutz AG.............................................   440,031   3,057,835
  #*Dialog Semiconductor P.L.C...........................   221,152   3,654,636
    DIC Asset AG.........................................    13,115     133,022
    Dr Hoenle AG.........................................    21,610     338,214
    Draegerwerk AG & Co. KGaA............................     5,037     556,370
    Drillisch AG.........................................   228,312   4,175,641
    Duerr AG.............................................    94,582   6,332,748
    DVB Bank SE..........................................   159,006   5,118,718
    Eckert & Ziegler AG..................................    17,884     595,422
    Elmos Semiconductor AG...............................    47,055     562,252
    ElringKlinger AG.....................................   131,444   4,862,661
    Erlus AG.............................................     2,970     158,287
   #Euromicron AG........................................    29,652     573,381
  #*Evotec AG............................................ 1,165,338   3,934,511
    Fielmann AG..........................................    32,343   3,372,607
  #*First Sensor AG......................................    19,888     210,944
   *Francotyp-Postalia Holding AG Class A................    26,700     117,543
    Freenet AG...........................................   467,339  11,146,870
    Fuchs Petrolub AG....................................   100,443   6,600,062
   *GAGFAH SA............................................   281,532   3,247,039
    GBW AG...............................................    21,424     617,170
    Gerresheimer AG......................................   141,850   8,261,594
   #Gerry Weber International AG.........................    89,108   3,987,159
   #Gesco AG.............................................    14,705   1,413,171
    GFK SE...............................................    72,231   3,562,899
    GFT Technologies AG..................................    67,793     423,505
  #*Gigaset AG...........................................   175,782     157,201
   #Gildemeister AG......................................   221,409   5,146,513
    Grammer AG...........................................    56,459   1,883,817
    Grenkeleasing AG.....................................    32,703   3,007,341
    GSW Immobilien AG....................................   198,352   8,044,325
   *H&R AG...............................................    50,783     588,528
    Hamborner REIT AG....................................    10,192      95,385
    Hamburger Hafen und Logistik AG......................    78,568   1,880,939
   #Hansa Group AG.......................................   146,815     510,055
   #Hawesko Holding AG...................................    19,480   1,032,120
  #*Heidelberger Druckmaschinen AG....................... 1,029,562   2,538,833
    Highlight Communications AG..........................    98,062     505,700
   #Homag Group AG.......................................    23,023     429,098
    Hornbach Baumarkt AG.................................       131       4,441
    Indus Holding AG.....................................   102,745   3,430,346
    Init Innovation In Traffic Systems AG................    17,726     532,158
   *Intershop Communications AG..........................    62,598     106,448
    Isra Vision AG.......................................    14,674     684,387
  #*IVG Immobilien AG....................................   400,498      88,753
    Jenoptik AG..........................................   211,724   2,649,866
  #*Joyou AG.............................................     7,402     117,097
   *Kampa AG.............................................     7,101         273
   *Kloeckner & Co. SE...................................   486,189   6,078,165
    Koenig & Bauer AG....................................    22,571     454,286

                                     1731

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    Kontron AG............................................. 226,154 $ 1,062,487
   #Krones AG..............................................  72,618   6,129,529
   #KSB AG.................................................   3,584   2,189,511
   #KUKA AG................................................ 114,765   5,065,770
   #KWS Saat AG............................................  16,490   5,509,450
    Leifheit AG............................................  12,500     476,649
    Leoni AG............................................... 152,420   7,591,086
   #LPKF Laser & Electronics AG............................  81,546   1,503,275
  #*Manz AG................................................   9,982     445,671
   *MasterFlex SE..........................................  19,347     136,208
    Maxdata Computer AG....................................  94,120          --
   *Mediclin AG............................................ 119,554     647,164
   *Medigene AG............................................  95,039     109,141
   #MLP AG................................................. 216,957   1,326,394
   #Mobotix AG.............................................  13,494     289,111
   *Mologen AG.............................................   7,972     141,344
   *Morphosys AG...........................................  70,908   4,840,595
   #Muehlbauer Holding AG & Co. KGaA.......................  14,905     362,449
   #MVV Energie AG......................................... 114,055   3,354,386
    Nemetschek AG..........................................  24,668   1,500,722
    Nexus AG...............................................  42,453     548,139
  #*Nordex SE.............................................. 275,011   2,300,139
    Norma Group SE......................................... 133,071   5,649,741
    OHB AG.................................................  35,659     802,264
    P&I Personal & Informatik AG...........................  17,863     933,557
   *Patrizia Immobilien AG................................. 160,052   1,751,315
   #Pfeiffer Vacuum Technology AG..........................  42,721   4,656,052
   #PNE Wind AG............................................ 229,374     836,891
    Powerland AG...........................................   4,118      23,332
    Progress-Werk Oberkirch AG.............................   7,812     370,317
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie..............................  21,542     376,159
    Pulsion Medical Systems SE.............................   6,063     104,559
    PVA TePla AG...........................................  46,019     113,367
    QSC AG................................................. 441,253   1,794,227
    R Stahl AG.............................................  14,410     697,808
    Rational AG............................................   7,934   2,302,821
    Rheinmetall AG......................................... 185,270   8,571,497
    Rhoen Klinikum AG...................................... 492,271  11,936,558
   #RIB Software AG........................................  67,687     436,500
   *SAF-Holland SA......................................... 212,953   2,463,391
    Salzgitter AG.......................................... 169,114   6,295,386
    Schaltbau Holding AG...................................  16,131     767,296
    Sektkellerei Schloss Wachenheim AG.....................   7,479      89,115
    SER Systems AG.........................................   9,400          --
   #SGL Carbon SE.......................................... 229,387   7,489,132
   #SHW AG.................................................  12,018     467,807
  #*Singulus Technologies AG............................... 236,814     418,065
    Sinner AG..............................................   1,659      30,779
    Sixt AG................................................  81,198   2,013,915
    SKW Stahl-Metallurgie Holding AG.......................  25,308     396,595
   *Sky Deutschland AG..................................... 121,862     954,030
   #SMA Solar Technology AG................................  44,272   1,510,840

                                     1732

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    SMT Scharf AG.......................................    17,528 $    562,153
    Software AG.........................................   286,671    8,715,784
  #*Solarworld AG.......................................   336,956      219,550
    Stada Arzneimittel AG...............................   287,980   13,503,427
    STINAG Stuttgart Invest AG..........................    30,580      637,647
   *Stroeer Media AG....................................    87,748    1,165,542
  #*Suss Microtec AG....................................    92,598      886,981
    Symrise AG..........................................   164,322    7,096,544
    Syzygy AG...........................................    30,656      188,382
   #TAG Immobilien AG...................................   455,809    5,404,542
    Takkt AG............................................   126,507    2,146,553
   #Technotrans.........................................    27,832      319,853
   #Telegate AG.........................................    23,076      280,382
   *Tipp24 SE...........................................    23,927    1,372,852
  #*Tom Tailor Holding AG...............................    80,091    1,744,674
   #Tomorrow Focus AG...................................   113,715      577,274
  #*TUI AG..............................................   648,587    8,182,248
    UMS United Medical Systems International AG.........     3,304       43,863
   *VBH Holding AG......................................     9,415       32,370
   *Verbio AG...........................................    27,787       32,463
   #Vossloh AG..........................................    37,975    3,163,824
    VTG AG..............................................    44,618      836,639
   #Wacker Chemie AG....................................    12,207    1,190,808
    Wacker Neuson SE....................................    79,632    1,062,935
    Washtec AG..........................................     5,625       76,852
    Wincor Nixdorf AG...................................   134,169    8,510,757
    Wirecard AG.........................................   178,747    5,513,238
    Wuerttembergische Lebensversicherung AG.............    11,635      234,275
    XING AG.............................................    11,101      812,845
   *zooplus AG..........................................     3,269      193,721
                                                                   ------------
TOTAL GERMANY...........................................            390,432,606
                                                                   ------------
GREECE -- (1.7%)
   *Aegean Airlines SA..................................     5,746       23,355
    Alfa Alfa Energy S.A................................     3,810           --
   *Alpha Bank AE.......................................   674,977      401,102
    Alysida S.A.........................................     2,376           --
   *Astir Palace Hotel SA...............................    93,886      442,343
    Athens Water Supply & Sewage Co. SA (The)...........   116,677      923,231
    Atlantic Supermarkets S.A...........................    34,730           --
   *Autohellas SA.......................................    59,308      171,905
   *Babis Vovos International Construction SA...........    21,073           --
    Balafas S.A.........................................    15,200           --
   *Bank of Cyprus P.L.C................................ 4,342,301           --
    Bank of Greece......................................   133,571    2,203,135
   *Daios Plastics SA...................................    15,442       80,343
   *Diagnostic & Therapeutic Center of Athens Hygeia SA.    85,353       44,315
   *Elastron S.A........................................    26,460       24,758
   *Elektroniki Athinon SA..............................     7,497        4,787
   *Ellaktor SA.........................................   544,614    1,589,157
   *Eltrak SA...........................................     1,976        3,549
   *Elval--Hellenic Aluminium Industry SA...............    28,590       77,780
    Etma Rayon S.A......................................    11,242           --

                                     1733

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GREECE -- (Continued)
   *Euromedica SA........................................    22,165 $    11,638
   *Folli Follie Group...................................   150,049   3,518,836
   *Fourlis Holdings SA..................................   146,787     493,333
   *Frigoglass SA........................................   115,348     733,561
   *GEK Terna Holding Real Estate Construction SA........   296,155     856,703
   *Halcor SA............................................   142,942     148,810
    Hellenic Exchanges SA Holding Clearing Settlement
      and Registry.......................................   296,505   2,398,289
    Hellenic Petroleum SA................................   326,121   3,205,281
   *Hellenic Telecommunications Organization SA..........   707,121   6,384,493
   *Iaso SA..............................................   206,042     273,473
    Informatics S.A......................................     3,778          --
   *Intracom Holdings SA.................................   247,375     144,192
    Intralot SA-Integrated Lottery Systems & Services....   551,157   1,264,229
    Ipirotiki Software & Publications S.A................    22,110          --
    JUMBO SA.............................................   400,965   4,258,522
   *Lamda Development SA.................................       905       4,697
    Lan-Net S.A..........................................    12,688          --
   *Marfin Investment Group Holdings SA.................. 2,380,237     908,631
    Metka SA.............................................   101,638   1,503,293
    Motor Oil Hellas Corinth Refineries SA...............   246,966   2,499,545
   *Mytilineos Holdings SA...............................   367,558   2,121,282
   *National Bank of Greece SA...........................   615,159   2,142,093
   *Neorion Holdings SA..................................    14,991       2,493
    OPAP SA..............................................   168,712   1,514,126
   *Piraeus Bank SA......................................   477,748     608,229
    Piraeus Port Authority...............................    21,267     452,942
    Promota Hellas S.A...................................     8,860          --
   *Proton Bank SA.......................................   141,214          --
    Public Power Corp. SA................................   528,487   5,467,696
   *Sarantis SA..........................................    74,884     508,465
   *Sidenor Steel Products Manufacturing Co. SA..........    79,509     174,825
   *T Bank SA............................................   228,007          --
   *Technical Olympic SA.................................     2,237       4,201
    Terna Energy SA......................................   144,697     604,757
    Themeliodomi S.A.....................................    37,422          --
    Thessaloniki Port Authority SA.......................     6,936     228,778
    Thessaloniki Water Supply & Sewage Co. SA............    15,807     123,052
    Thrace Plastics Co. SA...............................    33,856      63,097
   *Titan Cement Co. SA..................................   203,501   3,701,063
   *TT Hellenic Postbank SA..............................   695,353          --
   *Viohalco Hellenic Copper and Aluminum Industry SA....   603,593   3,534,208
                                                                    -----------
TOTAL GREECE.............................................            55,848,593
                                                                    -----------
IRELAND -- (2.3%)
    Aer Lingus Group P.L.C...............................   752,359   1,663,633
   *Aminex P.L.C.........................................   496,086      19,799
    C&C Group P.L.C. (B010DT8)...........................   399,607   2,199,950
    C&C Group P.L.C. (B011Y09)........................... 1,014,594   5,656,951
    Dragon Oil P.L.C.....................................   953,523   8,959,287
    FBD Holdings P.L.C...................................   125,728   2,592,432
    Glanbia P.L.C. (4058629).............................    56,545     739,513
    Glanbia P.L.C. (0066950).............................   700,613   9,198,491
    Grafton Group P.L.C..................................   678,885   5,539,404

                                     1734

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
    IFG Group P.L.C......................................   271,865 $   471,898
    Irish Continental Group P.L.C. (3333651).............    23,420     727,717
    Irish Continental Group P.L.C. (3339455).............    11,635     356,547
   *Kenmare Resources P.L.C.............................. 4,546,361   1,845,551
    Kingspan Group P.L.C.................................   478,538   6,717,382
    McInerney Holdings P.L.C.............................   697,135          --
    Paddy Power P.L.C. (4828974).........................     3,788     306,741
    Paddy Power P.L.C. (0258810).........................   175,221  14,216,907
    Smurfit Kappa Group P.L.C............................   554,973  11,223,665
                                                                    -----------
TOTAL IRELAND............................................            72,435,868
                                                                    -----------
ISRAEL -- (2.7%)
  #*Africa Israel Investments, Ltd.......................   410,076     790,012
   *Africa Israel Properties, Ltd........................    57,169     727,411
    Africa Israel Residences, Ltd........................       594       8,397
   *Airport City, Ltd....................................   142,471   1,052,958
   *AL-ROV Israel, Ltd...................................    16,940     485,411
   *Allot Communications, Ltd............................    21,024     311,328
  #*Alon Holdings Blue Square Israel, Ltd................    58,561     228,865
   *Alrov Properties and Lodgings, Ltd...................     9,979     254,946
   *Alvarion, Ltd........................................        --          --
    Amot Investments, Ltd................................   248,365     688,532
   *AudioCodes, Ltd......................................   159,083     789,403
    Avgol Industries 1953, Ltd...........................   420,938     401,215
   *Azorim-Investment Development & Construction Co.,
     Ltd.................................................   380,820     353,161
   #Babylon, Ltd.........................................   134,822     971,675
    Bayside Land Corp....................................     2,689     700,791
    Big Shopping Centers 2004, Ltd.......................     4,465     156,397
   *Biocell, Ltd.........................................    16,731     123,265
   *BioLine RX, Ltd......................................   596,298     108,844
    Blue Square Real Estate, Ltd.........................     3,962     141,909
    Cellcom Israel, Ltd..................................   150,353   1,678,208
   *Ceragon Networks, Ltd................................    76,686     262,855
  #*Clal Biotechnology Industries, Ltd...................   174,162     330,845
    Clal Industries, Ltd.................................   305,278   1,282,991
    Clal Insurance Enterprises Holdings, Ltd.............    88,615   1,659,764
   *Compugen, Ltd........................................    59,880     323,363
    Delek Automotive Systems, Ltd........................   145,079   1,477,187
    Delta-Galil Industries, Ltd..........................    47,407     816,326
    Direct Insurance Financial Investments, Ltd..........    35,764     143,166
    DS Apex Holdings, Ltd................................    38,130     124,275
   *El Al Israel Airlines................................    77,144      10,959
   *Elbit Imaging, Ltd...................................    11,277      12,962
    Elbit Systems, Ltd...................................   108,410   4,782,826
    Electra, Ltd.........................................     7,074     878,356
    Elron Electronic Industries, Ltd.....................    60,778     361,920
   *Equital, Ltd.........................................     1,428      19,261
   *Evogene, Ltd.........................................   113,336     664,406
  #*EZchip Semiconductor, Ltd............................   106,730   3,377,929
   #First International Bank Of Israel, Ltd..............    98,118   1,549,267
    FMS Enterprises Migun, Ltd...........................    10,300     105,127
    Formula Systems 1985, Ltd............................    36,549     852,184
   #Frutarom Industries, Ltd.............................   174,875   2,975,085

                                     1735

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
   *Gilat Satellite Networks, Ltd........................   100,149 $   517,723
   *Given Imaging, Ltd...................................    53,650     839,732
    Golf & Co., Ltd......................................    74,605     260,196
   *Hadera Paper, Ltd....................................    10,176     658,172
    Harel Insurance Investments & Financial Services,
      Ltd................................................    46,989   2,609,730
   #Industrial Buildings Corp............................   347,656     561,511
   *Israel Discount Bank, Ltd. Class A................... 3,446,930   5,866,166
    Israel Land Development Co., Ltd. (The)..............    22,615      74,472
    Ituran Location and Control, Ltd.....................    84,441   1,522,697
   *Jerusalem Oil Exploration............................    39,274   1,260,275
  #*Kamada, Ltd..........................................   119,349   1,482,920
   *Kardan Yazamut.......................................    27,162       2,082
    Kerur Holdings, Ltd..................................     2,133      30,706
    Maabarot Products, Ltd...............................    21,999     245,828
    Magic Software Enterprises, Ltd......................    51,716     325,940
    Matrix IT, Ltd.......................................   182,457     927,476
  #*Mazor Robotics, Ltd..................................    87,516     583,272
    Melisron, Ltd........................................    52,829   1,313,343
   *Mellanox Technologies, Ltd...........................    86,914   3,919,905
   *Menorah Mivtachim Holdings, Ltd......................   114,147   1,298,971
    Migdal Insurance & Financial Holding, Ltd............ 1,220,073   1,995,795
    Mivtach Shamir.......................................    22,367     686,975
   *Mizrahi Tefahot Bank, Ltd............................    35,154     374,874
  #*Naphtha Israel Petroleum Corp., Ltd..................   152,895     862,968
    Neto ME Holdings, Ltd................................     5,411     240,923
   #NICE Systems, Ltd....................................    24,425     945,382
    NICE Systems, Ltd. Sponsored ADR.....................    24,158     935,156
  #*Nitsba Holdings 1995, Ltd............................   129,055   1,649,322
   *Nova Measuring Instruments, Ltd......................    69,756     638,180
   *Oil Refineries, Ltd.................................. 3,757,899   1,612,445
   *Ormat Industries.....................................   293,852   1,763,599
    Osem Investments, Ltd................................   116,425   2,595,929
    Partner Communications Co., Ltd......................   372,802   2,830,637
   *Paz Oil Co., Ltd.....................................    20,326   3,303,098
   *Perion Network, Ltd..................................    12,122     146,838
    Phoenix Holdings, Ltd. (The).........................   234,055     863,650
    Plasson Industries, Ltd..............................    12,320     400,504
   #Rami Levi Chain Stores Hashikma Marketing 2006, Ltd..    33,735   1,740,148
    Shikun & Binui, Ltd..................................   920,014   2,186,682
    Shufersal, Ltd.......................................   381,641   1,498,255
   *Space Communication, Ltd.............................    15,587     242,509
    Strauss Group, Ltd...................................   162,151   2,796,762
   *Suny Electronic, Inc., Ltd...........................     2,657         663
  #*Tower Semiconductor, Ltd.............................    96,366     426,214
   *Union Bank of Israel.................................   130,630     562,655
                                                                    -----------
TOTAL ISRAEL.............................................            87,585,062
                                                                    -----------
ITALY -- (7.5%)
   #A2A SpA.............................................. 4,350,182   3,786,416
    ACEA SpA.............................................   280,731   2,594,820
  #*Acotel Group SpA.....................................     3,478      92,184
    Aeroporto di Firenze SpA.............................    17,390     232,452
    Aeroporto di Venezia Marco Polo SpA--SAVE............    64,885   1,081,169

                                     1736

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
ITALY -- (Continued)
    Alerion Cleanpower SpA..............................     92,062 $   402,026
    Amplifon SpA........................................    339,992   1,702,621
    Ansaldo STS SpA.....................................    432,848   4,061,676
   *Arnoldo Mondadori Editore SpA.......................    509,716     675,109
    Ascopiave SpA.......................................    173,662     303,127
   #Astaldi SpA.........................................    258,925   1,859,088
   *Autogrill SpA.......................................    482,890   7,375,877
    Azimut Holding SpA..................................    477,233  10,722,881
  #*Banca Carige SpA....................................  3,160,296   1,770,914
   #Banca Finnat Euramerica SpA.........................    685,945     237,394
    Banca Generali SpA..................................    214,780   5,397,017
    Banca IFIS SpA......................................    102,347   1,236,564
  #*Banca Monte dei Paschi di Siena SpA.................  8,733,630   2,393,551
   *Banca Piccolo Credito Valtellinese Scarl............  1,469,716   1,788,414
   *Banca Popolare dell'Emilia Romagna S.c.r.l..........  1,388,798   8,317,988
  #*Banca Popolare dell'Etruria e del Lazio.............    261,735     218,761
  #*Banca Popolare di Milano Scarl...................... 13,321,904   6,540,508
    Banca Popolare di Sondrio SCARL.....................  1,177,273   6,176,974
    Banca Profilo SpA...................................    964,900     282,050
    Banco di Desio e della Brianza SpA..................    232,296     583,701
   *Banco Popolare......................................  6,663,294   8,505,082
    BasicNet SpA........................................    105,627     222,148
    Beghelli SpA........................................    427,981     181,152
   *Biesse SpA..........................................     54,004     218,861
    Brembo SpA..........................................    162,145   3,525,984
   *Brioschi Sviluppo Immobiliare SpA...................    174,780      18,977
    Brunello Cucinelli SpA..............................     20,115     545,095
    Buzzi Unicem SpA....................................    310,480   4,587,379
    Cairo Communication SpA.............................    113,404     627,652
   *Caltagirone Editore SpA.............................      6,277       6,734
    Caltagirone SpA.....................................    228,784     398,619
   *Carraro SpA.........................................    113,633     307,613
    Cembre SpA..........................................     40,330     374,010
    Cementir Holding SpA................................    336,239   1,110,499
   *CIR-Compagnie Industriali Riunite SpA...............  1,828,578   2,397,244
    Credito Bergamasco SpA..............................    129,374   1,916,484
    Credito Emiliano SpA................................    376,390   2,069,441
   *d'Amico International Shipping SA...................    401,612     282,200
    Danieli & C Officine Meccaniche SpA.................     58,967   1,541,030
    Datalogic SpA.......................................     65,558     566,819
    Davide Campari-Milano SpA...........................    188,852   1,462,140
    De'Longhi SpA.......................................    275,556   4,401,547
   *DeA Capital SpA.....................................    241,155     407,881
   *Delclima............................................    238,104     231,315
    DiaSorin SpA........................................     84,516   3,561,157
    Ei Towers SpA.......................................     39,294   1,466,890
    Engineering SpA.....................................     18,839     745,802
    ERG SpA.............................................    242,145   2,356,966
    Esprinet SpA........................................    124,948     542,198
   *Eurotech SpA........................................    103,698     164,976
   *Falck Renewables SpA................................    452,790     520,114
   *Fiera Milano SpA....................................     37,863     224,326
  #*Finmeccanica SpA....................................  1,768,900   9,254,348

                                     1737

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
  #*Fondiaria-Sai SpA.................................... 1,430,791 $ 2,963,670
    Gas Plus.............................................    14,596      85,940
   *Gefran SpA...........................................    27,379      87,096
   *Gemina SpA........................................... 2,562,430   5,343,267
   #Geox SpA.............................................   343,770     895,974
   *Gruppo Editoriale L'Espresso SpA.....................   670,242     820,376
    Gruppo MutuiOnline SpA...............................    51,809     249,873
    Hera SpA............................................. 2,829,591   5,709,925
   *IMMSI SpA............................................   743,533     431,164
    Indesit Co. SpA......................................   185,473   1,373,460
    Industria Macchine Automatiche SpA...................    58,626   1,442,620
  #*Intek Group SpA...................................... 1,654,192     593,604
    Interpump Group SpA..................................   296,878   2,943,013
    Irce SpA.............................................    37,974      72,551
    Iren SpA............................................. 2,070,565   2,326,741
   #Italcementi SpA......................................   299,088   2,221,517
   *Italmobiliare SpA....................................    46,873   1,119,924
  #*Juventus Football Club SpA........................... 1,587,772     415,093
  #*Landi Renzo SpA......................................   203,171     275,966
    Lottomatica Group SpA................................   185,318   5,144,084
  #*Maire Tecnimont SpA..................................    68,706      81,787
    MARR SpA.............................................   137,865   1,802,625
   *Mediaset SpA......................................... 3,041,414  13,286,203
    Mediolanum SpA.......................................   619,705   4,722,672
  #*Milano Assicurazioni SpA............................. 2,324,306   1,569,007
  #*Molecular Medicine SpA...............................   109,512      63,794
    Nice SpA.............................................    41,141     136,691
    Pagnossin SpA........................................     9,000          --
    Piaggio & C SpA......................................   736,724   2,058,717
   *Pininfarina SpA......................................    70,069     271,212
   *Poltrona Frau SpA....................................   238,473     505,297
  #*Prelios SpA..........................................   238,990     192,478
  #*Premafin Finanziaria SpA.............................   961,257     214,608
   *Prima Industrie SpA..................................     1,958      24,695
    Prysmian SpA.........................................   233,881   4,755,005
   *RCS MediaGroup SpA...................................   103,476     177,168
    Recordati SpA........................................   408,182   4,831,945
    Reply SpA............................................    13,798     622,044
  #*Retelit SpA..........................................   410,894     248,193
    Richard-Ginori 1735 SpA..............................     8,489         788
    Sabaf SpA............................................    24,109     317,415
    SAES Getters SpA.....................................    30,068     274,620
   *Safilo Group SpA.....................................   140,163   2,884,722
  #*Saras SpA............................................   946,607   1,160,503
   *Snai SpA.............................................    95,483     105,428
    Societa Cattolica di Assicurazioni S.c.r.l...........   197,353   4,439,273
    Societa Iniziative Autostradali e Servizi SpA........   231,552   2,027,432
    Societa per la Bonifica dei Terreni Ferraresi e
      Imprese Agricole SpA...............................    10,867     515,533
    Sogefi SpA...........................................   220,168     870,348
    SOL SpA..............................................   166,511   1,187,655
   *Sorin SpA............................................ 1,151,064   3,136,099
    Tamburi Investment Partners SpA......................    37,478      78,430
   *Telecom Italia Media SpA.............................   156,310      17,265

                                     1738

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
  #*Tiscali SpA......................................... 3,467,783 $    176,816
   #Tod's SpA...........................................    27,988    4,559,604
   #Trevi Finanziaria Industriale SpA...................   154,707    1,292,928
   *Uni Land SpA........................................    51,835           --
    Unione di Banche Italiane SCPA...................... 2,190,170    9,336,105
    Unipol Gruppo Finanziario SpA.......................   970,174    3,730,359
    Vianini Industria SpA...............................    49,697       67,222
    Vianini Lavori SpA..................................   175,180      792,769
    Vittoria Assicurazioni SpA..........................   121,346    1,120,940
   *Yoox SpA............................................   176,495    4,636,265
    Zignago Vetro SpA...................................   125,074      748,710
                                                                   ------------
TOTAL ITALY.............................................            238,133,193
                                                                   ------------
NETHERLANDS -- (5.0%)
    Aalberts Industries NV..............................   480,099   12,097,733
   #Accell Group........................................   103,727    1,909,858
   *AFC Ajax NV.........................................    18,134      192,853
   *AMG Advanced Metallurgical Group NV.................   160,659    1,352,733
   #Amsterdam Commodities NV............................    80,355    1,678,302
   #APERAM..............................................   262,538    3,240,143
   #Arcadis NV..........................................   286,682    7,439,091
    ASM International NV................................   237,793    7,487,503
    Atag Group NV.......................................     4,630           --
   *Ballast Nedam.......................................     2,824       39,085
    Batenburg Techniek..................................     2,135       31,118
    BE Semiconductor Industries NV......................   164,367    1,780,355
    Beter Bed Holding NV................................    86,518    1,673,681
   #BinckBank NV........................................   319,629    2,832,302
   #Brunel International NV.............................    53,003    2,556,993
   *Crown Van Gelder....................................     9,818       49,221
    CSM.................................................   382,663    8,778,880
   #Delta Lloyd NV......................................   851,922   18,410,557
    DOCdata NV..........................................    22,463      462,052
   #Exact Holding NV....................................    64,313    1,512,208
   *Grontmij............................................   295,566    1,339,354
   #Heijmans NV.........................................   100,443    1,068,589
    Hunter Douglas NV...................................     8,819      363,359
   *Kardan NV...........................................    75,774       48,408
    KAS Bank NV.........................................    58,608      713,795
    Kendrion NV.........................................    44,565    1,232,746
   #Koninklijke BAM Groep NV............................ 1,376,686    7,865,217
    Koninklijke Ten Cate NV.............................   147,968    3,575,193
    Koninklijke Wessanen NV.............................   398,316    1,479,506
   #Macintosh Retail Group NV...........................    53,398      599,207
   #Nederland Apparatenfabriek..........................    28,810    1,121,975
    Nutreco NV..........................................   359,256   16,868,369
   *Ordina NV...........................................   383,600      639,739
  #*PostNL NV........................................... 1,920,653    6,910,449
   *Roto Smeets Group NV................................     6,036       56,700
  #*Royal Imtech NV.....................................   349,305      850,162
   *SBM Offshore NV.....................................   932,130   18,038,383
    Sligro Food Group NV................................   105,146    3,800,379
   #SNS REAAL NV........................................   705,718           --

                                     1739

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
   *Telegraaf Media Groep NV............................   170,488 $  2,664,321
    TKH Group NV........................................   184,381    5,078,618
  #*TomTom NV...........................................   562,433    3,284,331
    Unit4 NV............................................   143,180    4,844,822
    USG People NV.......................................   389,997    2,905,746
   *Van Lanschot NV.....................................     4,807       95,162
   *Xeikon NV...........................................    58,445      434,544
                                                                   ------------
TOTAL NETHERLANDS.......................................            159,403,742
                                                                   ------------
NORWAY -- (3.3%)
    ABG Sundal Collier Holding ASA...................... 1,196,794      819,866
   #AF Gruppen ASA......................................     2,718       28,731
   *Agasti Holding ASA..................................   227,087       53,746
    Aker ASA Class A....................................     1,221       38,914
   *Algeta ASA..........................................   148,632    6,075,698
   *Archer, Ltd.........................................   556,347      446,944
    Arendals Fossekompani A.S...........................        90       24,403
    Atea ASA............................................   296,910    3,120,822
    Austevoll Seafood ASA...............................   362,267    2,050,689
    Bakkafrost P/F......................................    68,617      826,753
  #*Bionor Pharma ASA...................................   215,592      117,207
    Bonheur ASA.........................................    68,100    1,618,650
    BW Offshore, Ltd.................................... 1,367,345    1,799,634
   *BWG Homes ASA.......................................   346,255      765,492
    Cermaq ASA..........................................   285,677    5,261,243
   #Copeinca ASA........................................   100,907    1,157,435
   *Deep Sea Supply P.L.C...............................   373,810      573,486
  #*Det Norske Oljeselskap ASA..........................   222,628    3,258,915
  #*DNO International ASA............................... 3,907,920    8,450,597
  #*DOF ASA.............................................   197,102      868,445
    Ekornes ASA.........................................   112,551    1,772,072
  #*Electromagnetic GeoServices A.S.....................   566,149      889,774
   #Eltek ASA........................................... 1,292,456    1,260,301
    Evry ASA............................................   267,383      421,670
    Farstad Shipping ASA................................    65,666    1,430,951
  #*Frontline, Ltd......................................   214,780      556,993
   #Ganger Rolf ASA.....................................    58,809    1,333,808
   *Golden Ocean Group Ltd.............................. 1,180,259    1,268,437
   *Grieg Seafood ASA...................................   154,146      410,217
   *Havila Shipping ASA.................................    22,400      113,789
    Hexagon Composites ASA..............................    71,166      156,373
   *Hoegh LNG Holdings Ltd..............................   113,280      859,258
  #*Hurtigruten ASA.....................................   759,030      339,084
   *Intex Resources ASA.................................    45,445       24,169
   *Kongsberg Automotive Holding ASA.................... 1,784,754      964,875
   #Kongsberg Gruppen A.S...............................       673       12,626
   #Kvaerner ASA........................................   807,447    1,379,586
    Leroey Seafood Group ASA............................    81,749    2,177,133
  #*Nordic Semiconductor ASA............................   580,280    1,882,983
  #*Norske Skogindustrier ASA...........................   660,997      412,055
    Northern Offshore, Ltd..............................   350,656      501,108
   *Norwegian Air Shuttle A.S...........................   130,053    5,789,821
  #*Norwegian Energy Co. A.S............................ 1,054,250      542,294

                                     1740

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
  #*Odfjell SE Class A.................................    138,810 $    643,638
    Olav Thon Eindom A.S...............................     12,852    2,138,371
   #Opera Software ASA.................................    349,386    2,839,017
  #*Panoro Energy ASA..................................    726,137      375,597
   *PhotoCure ASA......................................     52,582      337,712
    Prosafe SE.........................................    781,319    7,831,679
   *Q-Free ASA.........................................    143,444      395,006
  #*Renewable Energy Corp. ASA.........................  5,109,180    2,634,729
   *Salmar ASA.........................................     38,008      383,620
   *Scana Industrier...................................     19,760        9,693
  #*Sevan Drilling A.S.................................  1,030,389      798,104
  #*Sevan Marine ASA...................................    129,032      518,631
   *Siem Offshore, Inc.................................    579,678      766,382
    Solstad Offshore ASA...............................     59,959      979,605
  #*Songa Offshore SE..................................    845,806    1,055,190
    SpareBank 1 SMN....................................    279,527    2,305,950
    SpareBank 1 SR Bank ASA............................    121,180    1,024,990
    Stolt-Nielsen, Ltd.................................     65,946    1,537,938
   *Storebrand ASA.....................................    899,158    5,169,520
   #Tomra Systems ASA..................................    669,803    6,118,839
    TTS Group ASA......................................    180,762      213,482
    Veidekke ASA.......................................    333,849    2,718,264
   #Veripos, Inc.......................................     43,838      137,212
    Wilh Wilhelmsen ASA................................    121,003      977,560
    Wilh Wilhelmsen Holding ASA Class A................     65,996    1,911,885
                                                                   ------------
TOTAL NORWAY...........................................             105,679,661
                                                                   ------------
POLAND -- (0.0%)
   *Arctic Paper SA....................................     38,846       37,874
                                                                   ------------
PORTUGAL -- (1.3%)
   #Altri SGPS SA......................................    597,102    1,540,507
  #*Banco BPI SA.......................................  2,123,556    2,773,167
  #*Banco Comercial Portugues SA....................... 41,770,487    5,211,017
   *Banco Espirito Santo SA............................  3,761,787    3,662,838
    Corticeira Amorim SGPS SA..........................    207,426      557,709
   *EDP Renovaveis SA..................................     14,479       74,318
    Ibersol SGPS SA....................................     20,401      131,575
   *Impresa SGPS SA....................................    187,798      166,196
   *INAPA--Investimentos Participacoes e Gestao SA.....    139,421       25,967
    Mota-Engil SGPS SA.................................    363,210    1,325,381
    Novabase SGPS SA...................................     65,729      231,289
    Portucel SA........................................    881,646    3,121,850
   #Portugal Telecom SGPS SA...........................  1,673,596    6,385,406
    REN--Redes Energeticas Nacionais SGPS SA...........    894,312    2,644,013
   #Semapa-Sociedade de Investimento e Gestao..........    315,078    2,789,574
    Sonae..............................................  3,841,184    3,982,264
  #*Sonae Industria SGPS SA............................    443,755      290,033
    Sonaecom--SGPS SA..................................    571,867    1,359,560
   *Sumol + Compal SA..................................     67,967       97,565
    Teixeira Duarte SA.................................    734,737      538,844
   *Toyota Caetano Portugal SA.........................      9,512        9,617

                                     1741

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
PORTUGAL -- (Continued)
   #Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA..................................   746,473 $ 4,366,389
                                                                    -----------
TOTAL PORTUGAL                                                       41,285,079
                                                                    -----------
RUSSIA -- (0.0%)
   *Alliance Oil Co., Ltd................................   116,344     763,740
                                                                    -----------
SPAIN -- (4.9%)
   #Abengoa SA...........................................   199,714     528,318
   #Abengoa SA Class B...................................   798,856   1,907,020
   #Acciona SA...........................................    48,739   2,298,260
   #Acerinox SA..........................................   458,116   4,695,613
    Adveo Group International SA.........................    47,459     794,982
   #Almirall SA..........................................   234,145   3,074,956
   #Antena 3 de Television SA............................   312,481   3,260,033
  #*Azkoyen SA...........................................    61,293     108,503
   #Bankinter SA......................................... 2,009,191   9,161,655
   *Baron de Ley.........................................    13,910   1,037,411
   #Bolsas y Mercados Espanoles SA.......................   324,621   8,965,012
  #*Caja de Ahorros del Mediterraneo.....................   116,412          --
  #*Campofrio Food Group SA..............................   107,600     740,191
  #*Cementos Portland Valderrivas SA.....................    47,189     251,705
    Cie Automotive SA....................................   137,813   1,112,173
  #*Codere SA............................................    91,938     152,225
    Construcciones y Auxiliar de Ferrocarriles SA........     7,820   3,381,767
   *Deoleo SA............................................ 2,112,570     799,505
    Dinamia Capital Privado Sociedad de Capital Riesgo
      SA.................................................    20,438     155,671
    Duro Felguera SA.....................................   297,079   1,923,864
    Ebro Foods SA........................................   378,733   8,178,844
   #Elecnor SA...........................................   198,254   2,721,955
   #Ence Energia y Celulosa S.A..........................   962,189   3,109,610
   *Ercros SA............................................   401,585     229,074
   #Faes Farma SA........................................ 1,136,955   3,351,805
    Fluidra SA...........................................    76,732     248,462
   #Fomento de Construcciones y Contratas SA.............   205,076   2,830,913
    Gamesa Corp. Tecnologica SA.......................... 1,113,758   8,202,273
    Grupo Catalana Occidente SA..........................   195,922   5,098,125
  #*Grupo Ezentis SA..................................... 1,994,998     358,596
    Iberpapel Gestion SA.................................    26,401     493,824
   #Indra Sistemas SA....................................   480,367   6,510,355
  #*Inmobiliaria Colonial SA.............................   108,920     153,514
    Inmobiliaria del Sur SA..............................     2,902      13,649
   *Jazztel P.L.C........................................ 1,025,473   9,313,117
    Laboratorios Farmaceuticos Rovi SA...................    68,613     684,081
    Let's GOWEX SA.......................................    10,950      78,987
  #*Mediaset Espana Comunicacion SA......................   793,096   8,260,404
   #Melia Hotels International SA........................   232,123   2,082,979
    Miquel y Costas & Miquel SA..........................    37,628   1,226,758
   *Natra SA.............................................    92,696     197,341
   *NH Hoteles SA........................................   521,131   2,095,888
    Obrascon Huarte Lain SA..............................   193,959   7,401,124
    Papeles y Cartones de Europa SA......................   232,611   1,022,642
  #*Pescanova SA.........................................    68,547          --
    Prim SA..............................................    39,424     291,502

                                     1742

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
  #*Promotora de Informaciones SA Class A............... 1,297,266 $    319,873
    Prosegur Cia de Seguridad SA........................   875,740    4,517,432
  #*Realia Business SA..................................   346,397      283,804
  #*Sacyr Vallehermoso SA............................... 1,283,635    4,759,439
   *Sociedad Nacional de Industrias Apicaciones
     Celulosa Espanola SA...............................   156,218       57,152
  #*Solaria Energia y Medio Ambiente SA.................    98,171       82,354
   #Tecnicas Reunidas SA................................   137,591    6,278,155
   *Telecomunicaciones y Energia........................   146,125      225,119
   #Tubacex SA..........................................   520,966    1,862,879
    Tubos Reunidos SA...................................   495,225    1,153,393
    Vidrala SA..........................................    77,869    2,889,511
    Viscofan SA.........................................   213,526   10,993,842
   *Vocento SA..........................................   196,990      276,399
  #*Zeltia SA...........................................   830,418    2,539,607
                                                                   ------------
TOTAL SPAIN.............................................            154,743,645
                                                                   ------------
SWEDEN -- (9.3%)
    AarhusKarlshamn AB..................................   111,342    6,395,406
    Acando AB...........................................   282,290      591,835
   *Active Biotech AB...................................    67,875      517,856
    AddNode Group AB....................................    22,737      132,406
   #AddTech AB Class B..................................    84,940    3,405,433
    AF AB Class B.......................................   133,333    3,737,518
   *Arise Windpower AB..................................    32,240      119,330
    Atrium Ljungberg AB Class B.........................    31,807      420,016
    Avanza Bank Holding AB..............................    55,019    1,269,343
   #Axfood AB...........................................    94,702    4,407,519
   #Axis Communications AB..............................   183,851    5,238,821
    B&B Tools AB Class B................................    97,917    1,265,672
   *BE Group AB.........................................   215,340      497,506
   #Beijer AB G&L Class B...............................    61,718      992,956
    Beijer Alma AB......................................    87,433    1,927,038
    Beijer Electronics AB...............................    55,826      553,184
   #Betsson AB..........................................   137,066    3,680,967
    Bilia AB Class A....................................   113,425    2,020,331
   #BillerudKorsnas AB..................................   656,884    6,161,371
    BioGaia AB Class B..................................    62,520    2,143,278
    Biotage AB..........................................   167,576      235,813
   #Bjoern Borg AB......................................    86,437      392,863
    Boras Waefveri AB Series B..........................     6,564           --
    Bure Equity AB......................................   326,825    1,172,632
    Byggmax Group AB....................................   150,938      932,709
    Castellum AB........................................   739,664   10,575,463
   *Catella AB..........................................   185,598      122,086
    Catena AB...........................................    56,202      729,164
    Cision AB...........................................    14,615       90,101
   #Clas Ohlson AB Class B..............................   160,047    2,300,400
  #*Cloetta AB Class B..................................   227,083      634,398
    Concentric AB.......................................   202,603    2,387,977
    Concordia Maritime AB Class B.......................    78,854      128,313
   #Connecta AB.........................................    40,724      238,310
    Corem Property Group AB Class B.....................     1,868        5,925
   *CyberCom Group AB...................................   191,193       60,197

                                     1743

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
   #Dios Fastigheter AB..................................   108,683 $   660,229
    Doro AB..............................................    94,731     553,496
    Duni AB..............................................   144,942   1,353,866
  #*East Capital Explorer AB.............................    47,726     335,511
   #Enea AB..............................................    63,008     455,966
  #*Eniro AB.............................................   420,612   1,264,442
    Fabege AB............................................   585,887   6,605,224
    Fagerhult AB.........................................    18,323     499,476
   *Fastighets AB Balder.................................   279,717   2,241,776
    Fenix Outdoor AB.....................................     7,406     289,791
    FinnvedenBulten AB...................................    14,823      82,767
    Gunnebo AB...........................................   190,542     984,627
   *Hakon Invest AB......................................   279,464   7,814,284
    Haldex AB............................................   218,520   1,909,974
   #Heba Fastighets AB Class B...........................    43,722     479,919
   #Hexpol AB............................................   115,947   8,498,837
   #HIQ International AB.................................   254,170   1,334,418
    HMS Networks AB......................................     7,040     115,616
    Hoganas AB Class B...................................   115,764   5,729,707
   #Holmen AB Class B....................................   273,916   7,947,725
    Hufvudstaden AB Class A..............................   189,483   2,405,771
    Husqvarna AB Class A.................................    37,223     222,741
   #Husqvarna AB Class B................................. 1,698,949  10,210,921
    Industrial & Financial Systems Class B...............    89,522   1,847,807
    Indutrade AB.........................................    55,294   1,968,410
    Intrum Justitia AB...................................   291,001   7,387,998
   #JM AB................................................   372,482   9,903,030
   *KappAhl AB...........................................   277,470   1,379,747
  #*Karolinska Development AB Class B....................    44,465     179,072
    Klovern AB...........................................   387,861   1,626,863
   #KNOW IT AB...........................................    75,523     574,441
    Kungsleden AB........................................   697,243   4,466,682
    Lagercrantz AB Class B...............................    76,298   1,166,290
   *Lindab International AB..............................   330,563   2,983,042
    Loomis AB Class B....................................   318,925   6,838,381
    Meda AB Class A......................................   857,997  10,043,923
  #*Medivir AB Class B...................................   157,903   1,727,430
   #Mekonomen AB.........................................    93,177   2,856,177
  #*Micronic Mydata AB...................................   390,070     716,715
    Modern Times Group AB Class B........................   173,403   8,161,424
    MQ Holding AB........................................    56,493     135,468
    NCC AB Class A.......................................    24,456     638,347
    NCC AB Class B.......................................   364,909   9,579,788
    Nederman Holding AB..................................     3,680      89,446
    Net Entertainment NE AB Class B......................   138,086   2,245,674
  #*Net Insight AB Class B............................... 1,189,130     242,611
    New Wave Group AB Class B............................   197,176   1,097,044
   #Nibe Industrier AB Class B...........................   347,939   5,934,195
    Nobia AB.............................................   666,139   4,827,346
    Nolato AB Class B....................................    88,207   1,589,128
    Nordnet AB Class B...................................   401,993   1,225,572
    OEM International AB Class B.........................    45,688     481,284
   *Orexo AB.............................................    27,593     319,033

                                     1744

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
  #*PA Resources AB.....................................    35,211 $     55,101
   #Peab AB.............................................   714,633    3,916,778
   #Pricer AB Class B...................................   452,718      534,483
    Proact IT Group AB..................................    41,297      506,503
   #Probi AB............................................    28,553      180,244
    Proffice AB Class B.................................   262,115      921,203
    Ratos AB Class B....................................   372,408    3,322,243
  #*RaySearch Laboratories AB...........................    68,794      309,161
    ReadSoft AB Class B.................................    87,941      309,460
   *Rederi AB Transatlantic.............................   103,085       82,848
   *Rezidor Hotel Group AB..............................   334,560    1,822,026
   *rnb Retail and Brands AB............................    82,309      106,829
    Saab AB Class B.....................................   253,955    4,588,918
    Sagax AB Class B....................................    46,219      168,476
   *SAS AB..............................................   581,421    1,151,102
   #Sectra AB...........................................    28,023      228,129
   #Sectra AB Class B...................................    28,023       19,347
   #Securitas AB Class B................................ 1,155,760   11,265,146
    Semcon AB...........................................    81,791      874,585
    SkiStar AB..........................................    97,008    1,146,939
   #SSAB AB Class A.....................................   824,806    5,363,700
    SSAB AB Class B.....................................   352,706    1,967,822
    Sweco AB Class B....................................   187,145    2,149,698
   *Swedish Orphan Biovitrum AB.........................   612,905    4,596,129
    Swedol AB Class B...................................    29,796       84,860
   #Systemair AB........................................    27,866      449,583
  #*TradeDoubler AB.....................................   181,607      620,218
   *Transcom WorldWide SA...............................    52,530        6,288
   #Transmode Holding AB................................    43,411      604,521
    Trelleborg AB Class B...............................   739,085   12,999,093
    Unibet Group P.L.C..................................   132,830    4,761,226
    Uniflex AB..........................................    17,950       75,888
    VBG Group AB Class B................................       137        2,286
    Vitrolife AB........................................    60,303      652,381
    Wallenstam AB Class B...............................   399,066    5,515,049
    Wihlborgs Fastigheter AB............................   289,738    4,748,385
                                                                   ------------
TOTAL SWEDEN............................................            295,820,237
                                                                   ------------
SWITZERLAND -- (11.2%)
   *Acino Holding AG....................................    16,820    1,334,103
   *Advanced Digital Broadcast Holdings SA..............     2,024       31,217
   *AFG Arbonia-Forster Holding AG......................    76,602    2,400,063
    Allreal Holding AG..................................    49,430    6,879,713
   #Alpiq Holding AG....................................     3,149      389,883
    ALSO Holding AG.....................................    16,195      813,081
    ams AG..............................................    35,838    2,527,110
    APG SGA SA..........................................     6,921    1,677,334
    Ascom Holding AG....................................   160,822    2,081,336
    Autoneum Holding AG.................................    16,853    1,559,568
   #Bachem Holding AG Class B...........................    24,136    1,136,259
    Baloise Holding AG..................................    13,573    1,473,540
    Bank Coop AG........................................    31,671    1,658,136
    Banque Cantonale de Geneve..........................     4,098    1,080,858

                                     1745

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
    Banque Cantonale du Jura.............................     4,442 $   305,968
    Banque Cantonale Vaudoise............................     3,046   1,568,743
    Banque Privee Edmond de Rothschild SA................       157   2,778,056
    Barry Callebaut AG...................................        76      73,640
    Basilea Pharmaceutica................................     9,521     765,891
   #Basler Kantonalbank..................................     3,409     279,270
    Belimo Holding AG....................................     1,851   4,342,206
    Bell AG..............................................       319     730,544
    Bellevue Group AG....................................    27,747     332,505
   #Berner Kantonalbank AG...............................    23,232   5,796,299
    BKW AG...............................................    34,411   1,127,442
   *Bobst Group AG.......................................    43,436   1,341,224
    Bossard Holding AG...................................    14,138   2,367,177
    Bucher Industries AG.................................    33,342   8,384,439
    Burckhardt Compression Holding AG....................     9,237   3,695,146
    Burkhalter Holding AG................................    13,580     971,925
    Calida Holding AG....................................     9,259     231,610
    Carlo Gavazzi Holding AG.............................     1,264     279,325
    Centralschweizerische Kraftwerke AG..................        26       8,233
    Cham Paper Holding AG................................       994     230,076
  #*Charles Voegele Holding AG...........................    38,302     374,903
    Cicor Technologies...................................     5,666     183,493
    Cie Financiere Tradition SA..........................     8,746     457,059
    Clariant AG.......................................... 1,135,163  17,745,783
    Coltene Holding AG...................................    16,093     777,519
    Conzzeta AG..........................................     1,345   2,516,133
   *Cosmo Pharmaceuticals SpA............................     1,287      95,095
    Daetwyler Holding AG.................................    29,754   3,246,070
   *Dufry AG.............................................    80,356  10,515,674
   #EFG International AG.................................   212,240   2,787,844
   *Elma Electronic AG...................................       374     164,277
    Emmi AG..............................................    13,244   4,092,893
    Energiedienst Holding AG.............................    71,249   2,609,764
   *Evolva Holding SA....................................    46,661      34,830
    Flughafen Zuerich AG.................................    18,156   9,819,878
    Forbo Holding AG.....................................     6,983   5,042,904
   #Galenica AG..........................................    20,798  15,957,975
    GAM Holding AG.......................................   806,220  12,861,066
  #*Gategroup Holding AG.................................    88,404   1,997,215
    Georg Fischer AG.....................................    18,366   9,607,331
    Gurit Holding AG.....................................     1,837     765,721
    Helvetia Holding AG..................................    26,812  11,970,696
    Huber & Suhner AG....................................    47,647   2,171,886
    Implenia AG..........................................    65,242   3,565,953
    Inficon Holding AG...................................     7,470   2,416,147
    Interroll Holding AG.................................     2,404   1,077,383
    Intershop Holdings...................................     5,592   1,929,694
    Jungfraubahn Holding AG..............................     3,095     207,114
    Kaba Holding AG Class B..............................    11,858   4,752,000
    Kardex AG............................................    25,048     999,336
    Komax Holding AG.....................................    15,293   1,625,914
    Kudelski SA..........................................   188,348   2,500,142
    Kuoni Reisen Holding AG..............................    15,477   5,576,097

                                     1746

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
   #LEM Holding SA.......................................     3,667 $ 2,294,168
   #Liechtensteinische Landesbank AG.....................    18,136     735,984
   *LifeWatch AG.........................................    37,092     286,932
   #Logitech International SA............................   676,961   4,810,904
    Lonza Group AG.......................................   246,163  18,946,885
   #Luzerner Kantonalbank AG.............................    17,399   6,556,749
    MCH Group AG.........................................     1,404      86,586
    Metall Zug AG........................................       680   1,546,565
  #*Meyer Burger Technology AG...........................   408,473   2,744,301
    Micronas Semiconductor Holding AG....................   155,041   1,096,830
    Mikron Holding AG....................................       585       3,406
    Mobilezone Holding AG................................   142,129   1,411,485
    Mobimo Holding AG....................................    26,956   5,661,276
   *Myriad Group AG......................................    58,345     113,910
   #Nobel Biocare Holding AG.............................   478,680   5,827,426
    OC Oerlikon Corp. AG.................................   748,691   9,842,202
  #*Orascom Development Holding AG.......................    16,970     162,407
   *Orell Fuessli Holding AG.............................     5,198     488,391
    Orior AG.............................................    19,434   1,074,276
    Panalpina Welttransport Holding AG...................    22,115   3,223,373
    Parco Industriale e Immobiliare SA...................       600          --
    Phoenix Mecano AG....................................     3,100   1,614,482
    PSP Swiss Property AG................................   148,327  13,093,043
    PubliGroupe AG.......................................     8,975     919,372
    Rieter Holding AG....................................    15,956   3,169,487
    Romande Energie Holding SA...........................     2,714   3,279,044
    Schaffner Holding AG.................................     2,066     468,123
  #*Schmolz + Bickenbach AG..............................   234,004     765,176
    Schweiter Technologies AG............................     4,466   2,862,495
    Schweizerische National-Versicherungs-Gesellschaft
      AG.................................................    59,799   2,792,434
    Siegfried Holding AG.................................    16,598   2,453,301
    Societa Elettrica Sopracenerina SA--SES..............     2,340     348,077
    St Galler Kantonalbank AG............................    10,381   3,887,106
   #Straumann Holding AG.................................     4,948     744,374
    Swiss Life Holding AG................................    83,230  14,935,670
    Swisslog Holding AG.................................. 1,022,294   1,114,557
    Swissquote Group Holding SA..........................    47,450   1,494,348
    Tamedia AG...........................................    14,891   1,645,996
    Tecan Group AG.......................................    24,401   2,350,519
    Temenos Group AG.....................................   151,121   3,957,508
   *Tornos Holding AG....................................    38,028     179,552
    U-Blox AG............................................    25,829   1,783,945
    Valartis Group AG....................................       936      19,871
    Valiant Holding......................................    58,285   5,465,894
    Valora Holding AG....................................    14,281   2,894,714
    Vaudoise Assurances Holding SA Class B...............     4,025   1,536,221
    Verwaltungs- und Privat-Bank AG......................    14,638   1,124,809
    Vetropack Holding AG.................................       843   1,660,656
  #*Von Roll Holding AG..................................   233,256     348,277
    Vontobel Holding AG..................................   121,104   4,288,261
    VZ Holding AG........................................        25       3,686
    Walliser Kantonalbank................................     1,440   1,269,499
    Walter Meier AG......................................    23,690   1,277,453

                                     1747

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
SWITZERLAND -- (Continued)
    Ypsomed Holding AG..............................       6,307 $      379,833
   #Zehnder Group AG................................      42,698      1,756,813
   *Zueblin Immobilien Holding AG...................     261,040        586,443
    Zug Estates Holding AG..........................         428        535,088
    Zuger Kantonalbank AG...........................         625      3,188,257
                                                                 --------------
TOTAL SWITZERLAND...................................                358,206,149
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,768,336,310
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
   *Valneva SE......................................      82,774         26,429
                                                                 --------------
GERMANY -- (0.0%)
    Biotest AG......................................         435         31,551
                                                                 --------------
TOTAL PREFERRED STOCKS..............................                     57,980
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
   *Intercell AG Rights.............................     254,689         23,718
                                                                 --------------
GREECE -- (0.0%)
   *National Bank of Greece SA Warrants 12/26/17....     116,402        106,540
                                                                 --------------
ISRAEL -- (0.0%)
   *Africa Israel Investments, Ltd. Warrants
     10/31/13.......................................      31,866          1,493
   *Clal Biotechnology Industries, Ltd. Warrants
     05/08/14.......................................      17,512          4,570
   *Tower Semiconductor, Ltd. Warrants 06/27/17.....      10,038          5,858
  #*Tower Semiconductor, Ltd. Warrants 07/22/13.....       3,546             80
                                                                 --------------
TOTAL ISRAEL........................................                     12,001
                                                                 --------------
ITALY -- (0.0%)
  #*Prelios SpA Rights 08/08/13.....................     238,990            668
  #*Seat Pagine Gialle SpA Warrants 08/31/14........   2,988,837          2,075
                                                                 --------------
TOTAL ITALY.........................................                      2,743
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    145,002
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (13.1%)
(S)@ DFA Short Term Investment Fund.................  35,868,626    415,000,000
@ Repurchase Agreement, Deutsche Bank Securities,
  Inc. 0.10%, 08/01/13 (Collateralized by
  $1,643,372 FNMA, rates ranging from 4.500% to
  6.000%, maturities ranging from 01/01/40 to
  05/01/42, valued at $1,054,452) to be repurchased
  at $1,033,779..................................... $     1,034      1,033,776
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                416,033,776
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,797,975,126)^^...........................             $3,184,573,068
                                                                 ==============

                                     1748

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------------
                                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                           ---------- -------------- ------- --------------
Common Stocks
   Austria................................................ $   69,256 $   65,762,412   --    $   65,831,668
   Belgium................................................         --     87,551,187   --        87,551,187
   Denmark................................................     47,889    137,585,192   --       137,633,081
   Finland................................................  2,764,480    174,796,592   --       177,561,072
   France.................................................    657,665    338,726,188   --       339,383,853
   Germany................................................         --    390,432,606   --       390,432,606
   Greece.................................................  2,398,289     53,450,304   --        55,848,593
   Ireland................................................     19,799     72,416,069   --        72,435,868
   Israel.................................................    935,156     86,649,906   --        87,585,062
   Italy..................................................    177,168    237,956,025   --       238,133,193
   Netherlands............................................         --    159,403,742   --       159,403,742
   Norway.................................................         --    105,679,661   --       105,679,661
   Poland.................................................         --         37,874   --            37,874
   Portugal...............................................     35,584     41,249,495   --        41,285,079
   Russia.................................................         --        763,740   --           763,740
   Spain..................................................         --    154,743,645   --       154,743,645
   Sweden.................................................     74,448    295,745,789   --       295,820,237
   Switzerland............................................         --    358,206,149   --       358,206,149
Preferred Stocks
   France.................................................     26,429             --   --            26,429
   Germany................................................         --         31,551   --            31,551
Rights/Warrants
   Austria................................................         --         23,718   --            23,718
   Greece.................................................         --        106,540   --           106,540
   Israel.................................................         --         12,001   --            12,001
   Italy..................................................         --          2,743   --             2,743
Securities Lending Collateral.............................         --    416,033,776   --       416,033,776
                                                           ---------- --------------   --    --------------
TOTAL..................................................... $7,206,163 $3,177,366,905   --    $3,184,573,068
                                                           ========== ==============   ==    ==============

                                     1749

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (88.6%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina.................................         1 $        --
                                                                  -----------
BRAZIL -- (7.3%).......................................
    AES Tiete SA.......................................    53,084     489,806
    All America Latina Logistica SA....................   492,331   1,903,417
    Arteris SA.........................................   119,300   1,133,725
    Banco Bradesco SA..................................   653,682   8,853,869
    Banco do Brasil SA.................................   748,392   7,436,845
    Banco Santander Brasil SA..........................   223,400   1,332,752
   #Banco Santander Brasil SA ADR......................   726,366   4,372,766
    BM&FBovespa SA..................................... 2,134,108  11,506,138
    BR Malls Participacoes SA..........................   302,923   2,684,859
  #*Braskem SA Sponsored ADR...........................   153,394   2,359,200
    BRF SA.............................................    45,500     969,294
   #BRF SA ADR.........................................   564,360  12,094,235
    CCR SA.............................................   880,368   6,907,571
    Centrais Eletricas Brasileiras SA..................    88,000     176,667
   #Centrais Eletricas Brasileiras SA ADR..............    86,923     327,700
   #Centrais Eletricas Brasileiras SA Sponsored ADR....   100,200     203,406
    CETIP SA--Mercados Organizados.....................   171,100   1,724,987
   #Cia Brasileira de Distribuicao Grupo Pao de
     Acucar ADR........................................    85,830   3,828,876
   #Cia de Bebidas das Americas ADR....................   622,039  23,500,633
    Cia de Saneamento Basico do Estado de Sao Paulo....    91,400     937,498
   #Cia de Saneamento Basico do Estado de Sao Paulo
     ADR...............................................   178,668   1,840,280
    Cia Energetica de Minas Gerais.....................    68,587     625,937
    Cia Hering.........................................   108,600   1,456,664
    Cia Paranaense de Energia..........................    17,100     164,827
    Cia Paranaense de Energia Sponsored ADR............    57,783     719,976
    Cia Siderurgica Nacional SA........................   633,652   1,824,838
    Cia Siderurgica Nacional SA Sponsored ADR..........    44,469     128,960
    Cielo SA...........................................   357,475   8,812,509
    Cosan SA Industria e Comercio......................   133,169   2,525,211
    CPFL Energia SA....................................    83,360     771,354
   #CPFL Energia SA ADR................................    63,516   1,175,046
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes....................................   356,197   2,543,428
    Duratex SA.........................................   269,630   1,543,546
    EcoRodovias Infraestrutura e Logistica SA..........   150,488   1,058,729
    EDP--Energias do Brasil SA.........................   236,900   1,226,374
    Embraer SA.........................................   164,400   1,398,014
   #Embraer SA ADR.....................................   104,635   3,554,451
  #*Fibria Celulose SA Sponsored ADR...................   514,098   5,696,206
    Gerdau SA..........................................   128,907     707,439
    Gerdau SA Sponsored ADR............................    94,337     598,097
    Grendene SA........................................    91,864     857,695
    Guararapes Confeccoes SA...........................     6,056     226,249
    Hypermarcas SA.....................................   939,724   6,800,729
    Itau Unibanco Holding SA...........................   233,136   2,939,045
    Itau Unibanco Holding SA ADR.......................   169,341   2,159,093
    JBS SA.............................................   729,781   2,037,699
    Kroton Educacional SA..............................   195,784   2,789,129
    Localiza Rent a Car SA.............................   139,560   1,988,165
    Lojas Americanas SA................................   115,210     704,487

                                     1750

THE EMERGING MARKETS SERIES
CONTINUED

                                                       SHARES      VALUE++
                                                     ----------- ------------
BRAZIL -- (Continued)
    Lojas Renner SA.................................     127,687 $  3,380,584
    M Dias Branco SA................................      35,100    1,423,170
    MRV Engenharia e Participacoes SA...............      36,340      103,380
    Multiplan Empreendimentos Imobiliarios SA.......      89,300    1,971,266
    Multiplus SA....................................      38,657      523,086
    Natura Cosmeticos SA............................     173,400    3,492,550
    Odontoprev SA...................................       7,800       31,968
    Oi SA...........................................     179,758      353,788
    Oi SA ADR (670851104)...........................       7,319       14,126
   #Oi SA ADR (670851203)...........................     107,889      199,595
    Petroleo Brasileiro SA..........................     223,900    1,509,449
    Petroleo Brasileiro SA ADR......................   1,372,750   18,724,310
   #Petroleo Brasileiro SA Sponsored ADR............   1,985,055   28,465,689
    Porto Seguro SA.................................     140,099    1,578,252
    Raia Drogasil SA................................     229,600    1,942,394
    Souza Cruz SA...................................     378,070    4,554,042
    Tim Participacoes SA............................     439,800    1,634,779
    Tim Participacoes SA ADR........................      63,679    1,195,255
    Totvs SA........................................     104,375    1,647,051
    Tractebel Energia SA............................     142,100    2,267,272
    Transmissora Alianca de Energia Eletrica SA.....     293,234    2,934,461
    Ultrapar Participacoes SA.......................      76,200    1,808,679
    Ultrapar Participacoes SA Sponsored ADR.........     254,308    5,981,324
   *Usinas Siderurgicas de Minas Gerais SA..........      39,100      150,309
    Vale SA.........................................      43,200      587,400
   #Vale SA Sponsored ADR (91912E105)...............   1,249,020   17,136,554
    Vale SA Sponsored ADR (91912E204)...............     502,843    6,189,997
    WEG SA..........................................     248,866    3,054,441
                                                                 ------------
TOTAL BRAZIL........................................              264,473,592
                                                                 ------------
CHILE -- (1.7%)
    AES Gener SA....................................   1,870,553    1,219,491
    Aguas Andinas SA Class A........................   1,831,198    1,282,926
   #Banco de Chile ADR..............................      35,284    3,034,777
    Banco de Credito e Inversiones..................      36,262    1,979,474
   #Banco Santander Chile ADR.......................     157,577    3,554,937
    Banmedica SA....................................      18,056       35,139
    CAP SA..........................................      60,471    1,082,559
    Cencosud SA.....................................   1,115,978    5,071,147
    Cencosud SA ADR.................................       8,408      115,946
    CFR Pharmaceuticals SA..........................   1,737,925      378,802
    Cia Cervecerias Unidas SA.......................       8,013      108,301
    Cia Cervecerias Unidas SA ADR...................      43,217    1,175,070
    Cia General de Electricidad SA..................       9,973       60,172
    Colbun SA.......................................   5,646,104    1,455,889
    Corpbanca SA.................................... 112,194,160    1,113,536
   #Corpbanca SA ADR................................      26,066      388,905
    E.CL SA.........................................     346,010      535,327
   #Embotelladora Andina SA Class A ADR.............      23,068      592,848
    Embotelladora Andina SA Class B ADR.............      19,587      634,423
   #Empresa Nacional de Electricidad SA Sponsored
     ADR............................................     100,815    4,004,372
    Empresas CMPC SA................................   1,094,892    3,196,143
    Empresas COPEC SA...............................     445,094    5,777,517

                                     1751

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                      ---------- -----------
CHILE -- (Continued)
    Enersis SA Sponsored ADR.........................    478,616 $ 7,274,963
    ENTEL Chile SA...................................    107,118   1,769,839
    Gasco SA.........................................      4,891      55,682
    Inversiones Aguas Metropolitanas SA..............    377,408     713,171
   #Latam Airlines Group SA Sponsored ADR............    184,752   2,484,914
    Molibdenos y Metales SA..........................     21,739     346,910
    Ripley Corp. SA..................................    704,487     534,003
    SACI Falabella...................................    610,438   6,236,839
    Sigdo Koppers SA.................................    338,893     586,970
   #Sociedad Quimica y Minera de Chile SA Sponsored
     ADR.............................................     91,271   2,643,208
    Sonda SA.........................................    420,613   1,096,041
                                                                 -----------
TOTAL CHILE..........................................             60,540,241
                                                                 -----------
CHINA -- (14.2%)
    Agile Property Holdings, Ltd.....................  1,754,000   1,841,256
    Agricultural Bank of China, Ltd. Class H......... 18,731,000   7,573,182
    Air China, Ltd. Class H..........................  1,690,000   1,143,099
  #*Aluminum Corp. of China, Ltd. ADR................    112,680     866,509
  #*Aluminum Corp. of China, Ltd. Class H............    796,000     244,823
  #*Angang Steel Co., Ltd. Class H...................  1,422,000     779,951
   #Anhui Conch Cement Co., Ltd. Class H.............  1,048,500   3,091,657
    Bank of China, Ltd. Class H...................... 65,514,100  27,346,764
    Bank of Communications Co., Ltd. Class H.........  6,896,515   4,485,484
    BBMG Corp. Class H...............................    753,500     475,557
    Beijing Capital International Airport Co., Ltd.
      Class H........................................    198,000     122,703
    Beijing Enterprises Holdings, Ltd................    668,972   4,453,283
    Belle International Holdings, Ltd................  3,431,000   4,947,361
   *Brilliance China Automotive Holdings, Ltd........  2,052,000   2,444,860
  #*Byd Co., Ltd. Class H............................    415,886   1,623,453
    China BlueChemical, Ltd..........................  1,502,000     692,822
    China CITIC Bank Corp., Ltd. Class H.............  7,023,928   3,248,545
   #China Coal Energy Co., Ltd. Class H..............  3,792,777   2,022,573
    China Communications Construction Co., Ltd.
      Class H........................................  3,581,000   2,734,630
    China Communications Services Corp., Ltd. Class
      H..............................................  2,892,000   1,890,198
    China Construction Bank Corp. Class H............ 62,715,590  46,760,757
  #*China COSCO Holdings Co., Ltd. Class H...........  2,263,000     932,732
   *China Eastern Airlines Corp., Ltd. ADR...........      2,800      43,232
  #*China Eastern Airlines Corp., Ltd. Class H.......  1,382,000     423,672
    China Everbright International, Ltd..............    268,000     244,009
    China Gas Holdings, Ltd..........................  2,348,000   2,646,627
    China International Marine Containers Group
      Co., Ltd. Class H..............................    330,000     535,545
   #China Life Insurance Co., Ltd. ADR...............    330,798  11,918,652
    China Life Insurance Co., Ltd. Class H...........    849,000   2,034,301
    China Longyuan Power Group Corp. Class H.........  1,745,000   1,839,787
    China Mengniu Dairy Co., Ltd.....................    976,000   3,917,565
    China Merchants Bank Co., Ltd. Class H...........  3,525,534   5,911,305
   #China Merchants Holdings International Co., Ltd..  1,023,426   3,195,691
   #China Minsheng Banking Corp., Ltd. Class H.......  4,422,500   4,471,441
    China Mobile, Ltd................................    290,500   3,086,580
    China Mobile, Ltd. Sponsored ADR.................    877,340  46,428,833
   #China Molybdenum Co., Ltd. Class H...............    896,322     340,754
   #China National Building Material Co., Ltd.
     Class H.........................................  2,181,916   1,966,362
    China Oilfield Services, Ltd. Class H............  1,184,000   2,680,492

                                     1752

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
   #China Overseas Land & Investment, Ltd..............  3,154,000 $ 9,058,471
    China Pacific Insurance Group Co., Ltd. Class H....  2,046,600   6,841,396
   #China Petroleum & Chemical Corp. ADR...............    138,384  10,280,525
    China Petroleum & Chemical Corp. Class H...........  8,186,800   6,080,571
   #China Railway Construction Corp., Ltd. Class H.....  2,554,000   2,592,693
    China Railway Group, Ltd. Class H..................  3,077,000   1,649,055
   #China Resources Cement Holdings, Ltd...............  1,598,000     860,021
    China Resources Enterprise, Ltd....................  1,055,000   3,249,977
    China Resources Gas Group, Ltd.....................    572,000   1,428,736
    China Resources Land, Ltd..........................  1,574,000   4,318,899
    China Resources Power Holdings Co., Ltd............  1,180,000   2,748,933
    China Shenhua Energy Co., Ltd. Class H.............  2,894,000   8,353,213
  #*China Shipping Container Lines Co., Ltd. Class H...  4,653,000   1,126,147
    China Southern Airlines Co., Ltd. Class H..........  1,006,000     369,124
    China Southern Airlines Co., Ltd. Sponsored ADR....     10,900     201,868
    China State Construction International Holdings,
      Ltd..............................................  1,318,000   2,105,246
   *China Taiping Insurance Holdings Co., Ltd..........    536,800     741,319
    China Telecom Corp., Ltd. ADR......................     50,817   2,520,015
    China Telecom Corp., Ltd. Class H..................  3,562,000   1,769,010
    China Unicom Hong Kong, Ltd. ADR...................    470,600   6,884,878
    Chongqing Rural Commercial Bank Class H............     26,000      10,680
   #CITIC Pacific, Ltd.................................  1,669,000   1,816,976
   #CITIC Securities Co., Ltd. Class H.................    896,000   1,690,719
    CNOOC, Ltd.........................................  3,105,000   5,603,736
   #CNOOC, Ltd. ADR....................................    115,255  20,727,459
    COSCO Pacific, Ltd.................................  2,165,997   3,034,404
    Country Garden Holdings Co., Ltd...................  3,840,769   2,170,672
   #CSR Corp., Ltd.....................................  1,691,000   1,123,884
    Datang International Power Generation Co., Ltd.
      Class H..........................................  1,616,000     724,372
   #Dongfang Electric Corp., Ltd. Class H..............    290,200     403,618
    Dongfeng Motor Group Co., Ltd. Class H.............  2,302,000   3,079,058
    ENN Energy Holdings, Ltd...........................    514,000   2,844,836
  #*Evergrande Real Estate Group, Ltd..................  6,559,000   2,610,068
    Fosun International, Ltd...........................  1,717,441   1,301,039
  #*GCL-Poly Energy Holdings, Ltd......................  5,826,814   1,477,424
   #Geely Automobile Holdings, Ltd.....................  3,655,000   1,525,525
   #Golden Eagle Retail Group, Ltd.....................    414,000     608,155
    Great Wall Motor Co., Ltd. Class H.................    712,000   3,327,622
   #Greentown China Holdings, Ltd......................    650,500   1,296,646
    Guangdong Investment, Ltd..........................  1,630,000   1,317,541
   #Guangshen Railway Co., Ltd. Sponsored ADR..........     29,254     645,343
    Guangzhou Automobile Group Co., Ltd. Class H.......  1,996,259   1,936,739
  #*Guangzhou Pharmaceutical Co., Ltd. Class H.........    174,000     665,766
    Guangzhou R&F Properties Co., Ltd..................  1,225,600   1,898,236
    Haier Electronics Group Co., Ltd...................    639,000   1,153,147
    Hengan International Group Co., Ltd................    545,500   6,002,759
   #Huadian Power International Co. Class H............    856,000     394,663
    Huaneng Power International, Inc. Class H..........    602,000     627,770
    Huaneng Power International, Inc. Sponsored ADR....     34,452   1,436,648
    Industrial & Commercial Bank of China, Ltd. Class
      H................................................ 59,907,185  39,347,602
   #Jiangsu Expressway Co., Ltd. Class H...............    820,000     847,739
   #Jiangxi Copper Co., Ltd. Class H...................  1,421,000   2,387,534
    Kunlun Energy Co., Ltd.............................  2,312,000   3,395,706

                                     1753

THE EMERGING MARKETS SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- ------------
CHINA -- (Continued)
   #Lenovo Group, Ltd................................ 4,593,278 $  4,182,535
    Longfor Properties Co., Ltd...................... 1,094,000    1,674,974
  #*Metallurgical Corp. of China, Ltd. Class H....... 2,646,000      466,868
    New China Life Insurance Co., Ltd. Class H.......   366,900      990,997
   #New World China Land, Ltd........................ 2,554,000    1,046,010
   #Nine Dragons Paper Holdings, Ltd................. 1,905,000    1,201,618
   #PetroChina Co., Ltd. ADR.........................   145,110   16,916,924
    PetroChina Co., Ltd. Class H..................... 2,814,000    3,283,471
    PICC Property & Casualty Co., Ltd. Class H....... 2,279,920    2,540,612
   #Ping An Insurance Group Co. of China, Ltd.
     Class H......................................... 1,482,000    9,585,985
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H........................................ 1,204,000    1,135,475
    Shanghai Electric Group Co., Ltd. Class H........ 2,502,000      844,288
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H........................................   162,000      282,969
    Shanghai Industrial Holdings, Ltd................   701,274    2,176,646
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H........................................   495,400    1,026,626
   #Shenzhou International Group Holdings, Ltd.......   390,000    1,100,970
   #Shimao Property Holdings, Ltd.................... 1,956,371    4,110,931
    Sihuan Pharmaceutical Holdings Group, Ltd........   235,000      169,517
    Sino Biopharmaceutical........................... 1,120,000      813,835
   #Sino-Ocean Land Holdings, Ltd.................... 2,300,315    1,178,497
   *Sinopec Shanghai Petrochemical Co., Ltd. Class H. 1,062,000 326,863 *Sinopec Shanghai Petrochemical Co., Ltd.
     Sponsored ADR...................................     6,545      202,306
  #*Sinopec Yizheng Chemical Fibre Co., Ltd. Class H.   986,000      274,324
    Sinopharm Group Co., Ltd. Class H................   747,600    2,050,989
   #SOHO China, Ltd.................................. 2,899,263    2,362,392
    Sun Art Retail Group, Ltd........................ 1,746,000    2,416,664
    Tencent Holdings, Ltd............................   763,600   34,566,652
    Tingyi Cayman Islands Holding Corp............... 1,440,000    3,557,157
    Tsingtao Brewery Co., Ltd. Class H...............   186,000    1,423,893
   #Uni-President China Holdings, Ltd................   759,000      688,814
    Want Want China Holdings, Ltd.................... 4,391,000    5,930,327
    Weichai Power Co., Ltd. Class H..................   428,200    1,422,733
   #Yanzhou Coal Mining Co., Ltd. Class H............   900,000      618,397
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR......   108,916      749,342
    Zhaojin Mining Industry Co., Ltd.................   178,500      120,758
    Zhejiang Expressway Co., Ltd. Class H............   968,000      816,289
    Zhuzhou CSR Times Electric Co., Ltd. Class H.....   276,000      728,713
   #Zijin Mining Group Co., Ltd. Class H............. 4,821,000    1,026,824
   #Zoomlion Heavy Industry Science and Technology
     Co., Ltd........................................ 1,066,200      762,013
  #*ZTE Corp. Class H................................   499,038      866,958
                                                                ------------
TOTAL CHINA..........................................            517,663,386
                                                                ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA...............................   185,792    3,053,470
    Banco de Bogota SA...............................    19,819      742,448
    Bancolombia SA...................................    99,771    1,411,196
    Bancolombia SA Sponsored ADR.....................    89,105    5,119,082
    Cementos Argos SA................................   293,612    1,340,411
    Ecopetrol SA.....................................   740,296    1,693,724
   #Ecopetrol SA Sponsored ADR.......................   220,479   10,051,638
    Empresa de Energia de Bogota SA..................   783,975      599,954
    Grupo Aval Acciones y Valores....................   587,642      432,648
    Grupo de Inversiones Suramericana SA.............     1,578       31,131

                                     1754

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
COLOMBIA -- (Continued)
    Grupo Nutresa SA......................................  19,691 $   265,006
    Interconexion Electrica SA ESP........................ 221,409     939,506
   *Isagen SA ESP......................................... 696,070     999,240
                                                                   -----------
TOTAL COLOMBIA............................................          26,679,454
                                                                   -----------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S............................................... 198,179   4,704,520
    Komercni Banka A.S....................................  15,015   2,917,975
    Philip Morris CR A.S..................................     276     158,109
    Telefonica Czech Republic A.S......................... 142,100   2,124,281
   *Unipetrol A.S.........................................  11,807     104,127
                                                                   -----------
TOTAL CZECH REPUBLIC......................................          10,009,012
                                                                   -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR........ 269,639   1,314,777
   *Egyptian Financial Group-Hermes Holding GDR...........     563       1,065
   *Orascom Telecom Holding S.A.E. GDR.................... 408,269   1,200,423
                                                                   -----------
TOTAL EGYPT...............................................           2,516,265
                                                                   -----------
HONG KONG -- (0.0%)
   *FU JI Food and Catering Services Holdings, Ltd........  28,900       8,720
                                                                   -----------
HUNGARY -- (0.3%)
    EGIS Pharmaceuticals P.L.C............................   4,332     401,643
    Magyar Telekom Telecommunications P.L.C............... 386,787     529,736
   #MOL Hungarian Oil and Gas P.L.C.......................  41,313   3,103,308
   #OTP Bank P.L.C........................................ 246,608   4,963,324
    Richter Gedeon Nyrt................................... 138,510   2,129,311
   *Tisza Chemical Group P.L.C............................  23,981     243,018
                                                                   -----------
TOTAL HUNGARY.............................................          11,370,340
                                                                   -----------
INDIA -- (6.2%)
    ABB, Ltd..............................................  46,035     377,677
    ACC, Ltd..............................................  49,848     967,622
    Adani Enterprises, Ltd................................ 217,318     630,110
    Adani Ports and Special Economic Zone................. 381,345     783,585
   *Adani Power, Ltd...................................... 722,177     415,248
    Aditya Birla Nuvo, Ltd................................  38,728     744,142
    Allahabad Bank........................................ 147,697     175,380
    Ambuja Cements, Ltd................................... 692,303   1,921,559
    Apollo Hospitals Enterprise, Ltd......................  71,267   1,101,063
    Ashok Leyland, Ltd.................................... 537,405     118,281
    Asian Paints, Ltd..................................... 264,310   2,200,678
    Axis Bank, Ltd........................................ 266,709   4,495,417
    Bajaj Auto, Ltd.......................................  88,932   2,826,940
    Bajaj Finserv, Ltd....................................  38,658     374,754
    Bajaj Holdings and Investment, Ltd....................  25,772     347,957
    Bank of Baroda........................................  95,903     888,797
    Bank of India......................................... 151,325     460,811
    Berger Paints India, Ltd..............................  41,763     140,873
    Bharat Electronics, Ltd...............................  17,301     314,950
    Bharat Heavy Electricals, Ltd......................... 637,403   1,667,831

                                     1755

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Bharat Petroleum Corp., Ltd..........................   148,062 $   789,179
    Bharti Airtel, Ltd...................................   712,612   4,050,361
    Bhushan Steel, Ltd...................................    47,424     360,719
    Bosch, Ltd...........................................    11,944   1,729,890
    Britannia Industries, Ltd............................     7,024      80,768
    Cadila Healthcare, Ltd...............................    39,235     472,725
    Cairn India, Ltd.....................................   401,975   1,953,855
    Canara Bank..........................................   102,716     459,110
    Cipla, Ltd...........................................   360,392   2,372,085
    Colgate-Palmolive India, Ltd.........................    39,505     888,806
    Container Corp. Of India.............................    36,488     597,196
    Coromandel International, Ltd........................    20,529      56,815
    Corp. Bank...........................................     1,756       8,299
    Crompton Greaves, Ltd................................   169,046     234,320
    Cummins India, Ltd...................................    54,426     384,533
    Dabur India, Ltd.....................................   495,434   1,308,106
   *Dish TV India, Ltd...................................   173,211     141,386
    Divi's Laboratories, Ltd.............................    39,572     608,482
    DLF, Ltd.............................................   486,202   1,201,217
    Dr Reddy's Laboratories, Ltd.........................    20,838     777,685
    Dr Reddy's Laboratories, Ltd. ADR....................    74,598   2,780,267
    Eicher Motors, Ltd...................................     4,967     285,530
    Emami, Ltd...........................................    47,186     364,052
    Engineers India, Ltd.................................    66,837     151,159
   *Essar Oil, Ltd.......................................   395,013     334,475
    Exide Industries, Ltd................................   217,474     441,766
    Federal Bank, Ltd....................................    91,176     522,863
    GAIL India, Ltd......................................   217,415   1,079,954
    GAIL India, Ltd. GDR.................................    28,791     871,528
    Gillette India, Ltd..................................     2,685      94,700
    GlaxoSmithKline Consumer Healthcare, Ltd.............     2,715     208,290
    GlaxoSmithKline Pharmaceuticals, Ltd.................    24,895     980,051
    Glenmark Pharmaceuticals, Ltd........................   101,902     973,486
   *GMR Infrastructure, Ltd..............................   545,935     115,418
    Godrej Consumer Products, Ltd........................    89,727   1,178,641
    Godrej Industries, Ltd...............................    89,305     385,220
    Grasim Industries, Ltd...............................     6,300     274,671
    Havells India, Ltd...................................    28,408     283,631
    HCL Technologies, Ltd................................   189,303   2,924,304
    HDFC Bank, Ltd....................................... 1,500,103  14,979,007
    Hero Motocorp, Ltd...................................    36,095   1,078,047
    Hindalco Industries, Ltd............................. 1,207,587   1,787,994
    Hindustan Petroleum Corp., Ltd.......................    73,212     253,479
    ICICI Bank, Ltd. Sponsored ADR.......................   208,679   6,840,498
    IDBI Bank, Ltd.......................................   346,191     367,747
   *Idea Cellular, Ltd...................................   805,036   2,256,876
    IDFC, Ltd............................................   601,656   1,075,089
    Indian Bank..........................................   126,858     168,834
    Indian Oil Corp., Ltd................................   327,576   1,104,070
    IndusInd Bank, Ltd...................................   174,794   1,097,272
    Infosys, Ltd.........................................   234,483  11,526,754
    Infosys, Ltd. Sponsored ADR..........................   205,664  10,217,388
    ING Vysya Bank, Ltd..................................    25,010     212,331

                                     1756

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Ipca Laboratories, Ltd...............................    18,943 $   206,732
    ITC, Ltd............................................. 2,095,375  11,790,984
    Jaiprakash Associates, Ltd........................... 1,336,264     795,711
   *Jaiprakash Power Ventures, Ltd.......................   454,730      74,327
    Jindal Steel & Power, Ltd............................   381,409   1,246,333
    JSW Energy, Ltd......................................   592,161     406,409
    JSW Steel, Ltd.......................................   124,632   1,175,119
   *Jubilant Foodworks, Ltd..............................    18,139     335,449
    Kotak Mahindra Bank, Ltd.............................   284,056   3,046,767
    Larsen & Toubro, Ltd.................................   312,837   4,354,915
    Larsen & Toubro, Ltd. GDR............................     7,666     106,431
    LIC Housing Finance, Ltd.............................    53,635     144,965
    Lupin, Ltd...........................................   134,973   1,945,481
    Mahindra & Mahindra, Ltd.............................   319,431   4,806,562
    Mangalore Refinery & Petrochemicals, Ltd.............   399,619     213,558
    Marico, Ltd..........................................   116,346     399,528
    Maruti Suzuki India, Ltd.............................    33,769     735,956
    Motherson Sumi Systems, Ltd..........................   134,808     447,327
    Mphasis, Ltd.........................................    62,157     410,831
    National Aluminium Co., Ltd..........................   109,139      48,900
    Nestle India, Ltd....................................    14,924   1,304,692
    NHPC, Ltd............................................ 2,574,565     705,422
    NTPC, Ltd............................................   874,097   1,869,684
    Oberoi Realty, Ltd...................................    13,876      45,738
    Oil & Natural Gas Corp., Ltd.........................   699,873   3,358,543
    Oil India, Ltd.......................................   100,495     860,506
   *Oracle Financial Services Software, Ltd..............    19,531     948,574
    Oriental Bank of Commerce............................    46,409     119,308
    Petronet LNG, Ltd....................................   201,679     386,406
    Pidilite Industries, Ltd.............................   135,873     602,467
    Piramal Enterprises, Ltd.............................    60,551     547,623
    Power Grid Corp. of India, Ltd.......................   843,972   1,378,953
    Procter & Gamble Hygiene & Health Care, Ltd..........     7,944     367,368
   *Ranbaxy Laboratories, Ltd............................   137,683     649,563
    Reliance Capital, Ltd................................    97,310     547,126
    Reliance Communications, Ltd.........................   594,072   1,378,529
    Reliance Industries, Ltd............................. 1,432,266  20,603,038
    Reliance Infrastructure, Ltd.........................   111,967     626,813
   *Reliance Power, Ltd..................................   708,547     851,276
    Rural Electrification Corp., Ltd.....................    47,495     124,077
    Sesa Goa, Ltd........................................   563,951   1,195,809
    Shree Cement, Ltd....................................     8,675     628,644
    Shriram Transport Finance Co., Ltd...................    76,457     800,486
    Siemens, Ltd.........................................    57,650     489,701
    SJVN, Ltd............................................   381,249     120,344
    State Bank of India..................................   146,295   4,105,551
    Steel Authority of India, Ltd........................   367,589     252,510
    Sterlite Industries India, Ltd....................... 1,725,980   2,151,282
    Sun Pharmaceutical Industries, Ltd...................   293,231   2,726,149
    Sun Pharmaceutical Industries, Ltd. (6582483)........   293,231   2,709,422
    Sun TV Network, Ltd..................................    78,375     524,064
    Tata Chemicals, Ltd..................................    85,384     362,583
    Tata Communications, Ltd.............................    36,123      87,813

                                     1757

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Tata Consultancy Services, Ltd.....................    412,954 $ 12,320,167
    Tata Global Beverages, Ltd.........................    370,091      973,656
    Tata Motors, Ltd...................................    679,237    3,244,374
   #Tata Motors, Ltd. Sponsored ADR....................     81,024    1,947,817
    Tata Power Co., Ltd................................    763,990    1,095,094
    Tata Steel, Ltd....................................    301,827    1,077,194
    Tech Mahindra, Ltd.................................     47,258      968,722
    Titan Industries, Ltd..............................    196,963      857,063
    Torrent Power, Ltd.................................     79,357       97,112
    Ultratech Cement, Ltd..............................     40,093    1,204,656
    Union Bank of India................................    151,552      330,775
   *Unitech, Ltd.......................................  1,237,337      338,419
    United Breweries, Ltd..............................     60,652      685,412
    United Phosphorus, Ltd.............................      7,908       16,561
    United Spirits, Ltd................................     81,995    3,211,841
    Wipro, Ltd.........................................    491,956    3,491,644
   *Wockhardt, Ltd.....................................     19,651      151,250
    Yes Bank, Ltd......................................    161,542      854,297
    Zee Entertainment Enterprises, Ltd.................    389,718    1,593,529
                                                                   ------------
TOTAL INDIA............................................             227,226,536
                                                                   ------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT................................ 12,163,000      826,911
    AKR Corporindo Tbk PT..............................  1,320,500      554,489
    Alam Sutera Realty Tbk PT.......................... 12,012,500      816,939
    Astra Agro Lestari Tbk PT..........................    415,000      627,046
    Astra International Tbk PT......................... 17,653,110   11,170,730
    Bank Central Asia Tbk PT........................... 10,755,500   10,871,116
    Bank Danamon Indonesia Tbk PT......................  3,627,079    1,834,429
    Bank Mandiri Persero Tbk PT........................  9,040,117    7,824,315
    Bank Negara Indonesia Persero Tbk PT...............  7,388,222    3,068,381
   *Bank Pan Indonesia Tbk PT..........................  7,175,000      439,618
    Bank Rakyat Indonesia Persero Tbk PT............... 10,236,500    8,203,464
   *Bank Tabungan Pensiunan Nasional Tbk PT............    768,500      325,461
    Bayan Resources Tbk PT.............................     79,500       57,218
    Bhakti Investama Tbk PT............................ 13,972,500      596,550
    Bumi Serpong Damai PT..............................  7,524,500    1,153,821
    Charoen Pokphand Indonesia Tbk PT..................  6,496,500    2,715,832
    Ciputra Development Tbk PT.........................  3,159,500      353,635
    Global Mediacom Tbk PT.............................  7,873,000    1,758,955
    Gudang Garam Tbk PT................................    443,500    1,824,839
    Holcim Indonesia Tbk PT............................  1,692,500      431,993
    Indo Tambangraya Megah Tbk PT......................    355,000      835,028
    Indocement Tunggal Prakarsa Tbk PT.................  1,284,500    2,604,593
    Indofood CBP Sukses Makmur Tbk PT..................    998,500    1,086,402
    Indofood Sukses Makmur Tbk PT......................  4,404,000    2,779,654
    Indosat Tbk PT.....................................    885,000      430,356
    Indosat Tbk PT ADR.................................      1,674       39,172
   *Inovisi Infracom Tbk PT............................    456,945       64,821
    Japfa Comfeed Indonesia Tbk PT.....................    437,500       51,880
    Jasa Marga Persero Tbk PT..........................  1,526,500      794,111
    Kalbe Farma Tbk PT................................. 18,613,000    2,585,721
    Lippo Karawaci Tbk PT.............................. 31,811,500    3,957,008

                                     1758

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
INDONESIA -- (Continued)
    Mayora Indah Tbk PT...............................   746,000 $  2,320,077
    Media Nusantara Citra Tbk PT...................... 4,428,000    1,334,277
   *Panasia Indo Resources Tbk PT.....................    75,100        4,713
    Perusahaan Gas Negara Persero Tbk PT.............. 8,045,500    4,620,363
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT..........................................     8,500          925
    Semen Indonesia Persero Tbk PT.................... 2,585,500    3,824,158
    Sinar Mas Agro Resources and Technology Tbk PT.... 1,116,500      912,403
    Sumber Alfaria Trijaya Tbk PT.....................    40,000        2,491
    Surya Citra Media Tbk PT.......................... 1,976,000      514,162
    Tambang Batubara Bukit Asam Persero Tbk PT........   848,500      821,212
    Telekomunikasi Indonesia Persero Tbk PT........... 7,835,140    9,064,374
   *Tower Bersama Infrastructure Tbk PT............... 1,177,000      652,411
    Unilever Indonesia Tbk PT......................... 1,381,500    4,265,882
    United Tractors Tbk PT............................ 1,461,196    2,388,403
    Vale Indonesia Tbk PT............................. 2,957,000      507,979
    XL Axiata Tbk PT.................................. 2,147,500      939,858
                                                                 ------------
TOTAL INDONESIA.......................................            102,858,176
                                                                 ------------
MALAYSIA -- (4.1%)
    Aeon Co. M Bhd....................................    22,700      108,477
    Affin Holdings Bhd................................   468,600      610,429
    AirAsia BHD....................................... 1,708,500    1,661,769
    Alliance Financial Group Bhd...................... 1,256,600    2,074,890
    AMMB Holdings Bhd................................. 2,019,659    4,875,804
    Axiata Group Bhd.................................. 2,601,075    5,441,417
    Batu Kawan BHD....................................    86,200      486,071
    Berjaya Land Bhd..................................    95,000       26,631
    Berjaya Sports Toto Bhd...........................   725,025      934,147
    Boustead Holdings Bhd.............................   434,386      703,007
    British American Tobacco Malaysia Bhd.............   116,300    2,195,634
   *Bumi Armada Bhd................................... 1,127,700    1,372,860
    CIMB Group Holdings Bhd........................... 4,965,654   12,036,173
    Dialog Group BHD.................................. 1,663,300    1,429,418
    DiGi.Com Bhd...................................... 3,421,520    4,902,062
    DRB-Hicom Bhd..................................... 1,203,600      941,873
    Fraser & Neave Holdings Bhd.......................    90,500      510,640
    Gamuda Bhd........................................ 1,826,000    2,677,343
    Genting Bhd....................................... 1,894,300    5,734,656
    Genting Malaysia Bhd.............................. 3,020,000    3,871,246
    Genting Plantations Bhd...........................   266,600      809,948
    Guinness Anchor Bhd...............................   128,700      714,041
    Hartalega Holdings Bhd............................    61,600      123,439
    Hong Leong Bank Bhd...............................   606,560    2,575,679
    Hong Leong Financial Group Bhd....................   231,829      998,505
    IJM Corp. Bhd..................................... 1,540,181    2,746,633
    IOI Corp. Bhd..................................... 2,896,205    4,882,125
    KPJ Healthcare Bhd................................    66,100      134,290
    Kuala Lumpur Kepong Bhd...........................   449,500    2,937,156
    Kulim Malaysia BHD................................   470,200      516,137
    Lafarge Malayan Cement Bhd........................   333,580    1,062,415
    Malayan Banking Bhd............................... 4,699,995   14,857,339
    Malaysia Airports Holdings Bhd....................   702,351    1,459,434
    Malaysia Marine and Heavy Engineering Holdings
      Bhd.............................................   414,500      540,069

                                     1759

THE EMERGING MARKETS SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                     ---------- ------------
MALAYSIA -- (Continued)
   *Malaysian Airline System Bhd....................  1,586,300 $    148,902
    Maxis Bhd.......................................  2,292,800    5,027,700
   *MISC Bhd........................................  1,391,098    2,329,310
    MMC Corp. Bhd...................................  1,092,100      904,483
    Multi-Purpose Holdings BHD......................     39,300       46,765
    Nestle Malaysia Bhd.............................    189,300    3,947,730
    Parkson Holdings Bhd............................    585,720      650,544
    Petronas Chemicals Group Bhd....................  2,810,400    5,734,107
    Petronas Dagangan BHD...........................    251,700    2,078,764
    Petronas Gas Bhd................................    488,800    3,140,309
    PPB Group Bhd...................................    531,900    2,442,117
    Public Bank Bhd (B012W42).......................     67,739      360,186
    Public Bank Bhd (B012W53).......................  1,026,901    5,459,754
    RHB Capital Bhd.................................    765,683    1,945,688
   *Sapurakencana Petroleum Bhd.....................  3,683,700    4,378,977
    Shell Refining Co. Federation of Malaya Bhd.....    116,500      298,206
    Sime Darby Bhd..................................  2,793,120    8,163,111
    SP Setia Bhd....................................    623,400      641,824
    Telekom Malaysia Bhd............................    871,700    1,416,325
    Tenaga Nasional Bhd.............................  2,326,350    6,377,392
    UEM Land Holdings Bhd...........................  1,520,137    1,254,724
    UMW Holdings Bhd................................    485,466    2,075,742
    United Plantations BHD..........................     47,100      378,417
    YTL Corp. Bhd...................................  5,691,586    2,927,960
    YTL Power International Bhd.....................  1,877,240      937,314
                                                                ------------
TOTAL MALAYSIA......................................             150,018,108
                                                                ------------
MEXICO -- (5.5%)
    Alfa S.A.B. de C.V. Class A.....................  3,254,340    8,293,341
   #America Movil S.A.B. de C.V. Series L........... 37,013,906   38,860,581
    America Movil S.A.B. de C.V. Series L ADR.......     22,528      472,637
    Arca Continental S.A.B. de C.V..................    349,300    2,615,494
   *Cemex S.A.B. de C.V.............................    969,888    1,117,751
  #*Cemex S.A.B. de C.V. Sponsored ADR..............  1,225,115   14,101,071
    Coca-Cola Femsa S.A.B. de C.V. Series L.........    298,900    4,212,249
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR....     13,716    1,936,699
    Controladora Comercial Mexicana S.A.B. de C.V... 501,829 2,129,466 *Corp. Interamericana de Entretenimiento
     S.A.B. de C.V. Class B.........................      8,726        5,930
   #El Puerto de Liverpool S.A.B. de C.V............    176,381    2,040,856
    Fomento Economico Mexicano S.A.B. de C.V........  1,793,669   17,861,209
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR.................................     25,323    2,519,385
  #*Genomma Lab Internacional S.A.B. de C.V.
   Class B..........................................    119,709      280,604
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. ADR......................................      4,358      227,618
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. Class B..................................    192,400    1,004,422
    Grupo Aeroportuario del Sureste S.A.B. de
      C.V. ADR......................................     34,897    4,133,899
   #Grupo Bimbo S.A.B. de C.V. Series A.............  1,550,116    5,216,104
   #Grupo Carso S.A.B. de C.V. Series A1............    704,241    3,511,625
   #Grupo Comercial Chedraui S.A. de C.V............    380,590    1,234,193
   #Grupo Financiero Banorte S.A.B. de C.V..........  2,251,134   14,200,064
    Grupo Financiero Inbursa S.A.B. de C.V..........  1,938,433    4,533,166
    Grupo Industrial Maseca S.A.B. de C.V. Class B..     92,387      151,896
    Grupo Mexico S.A.B. de C.V. Series B............  3,779,416   11,602,114
   *Grupo Qumma S.A. de C.V. Series B...............      1,591           --

                                     1760

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
   #Grupo Televisa S.A.B. Series CPO...................  2,556,698 $ 13,811,604
   #Grupo Televisa S.A.B. Sponsored ADR................    169,167    4,584,426
  #*Impulsora del Desarrollo y El Empleo en America
    Latina S.A.B. de C.V...............................  2,373,426    5,318,154
  #*Industrias CH S.A.B. de C.V. Series B..............    190,049    1,218,313
   #Industrias Penoles S.A.B. de C.V...................    103,055    3,234,278
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A....  1,823,400    6,010,071
    Mexichem S.A.B. de C.V.............................    982,787    4,570,476
  #*Minera Frisco S.A.B. de C.V........................    783,633    1,718,468
  #*OHL Mexico S.A.B. de C.V...........................    761,383    2,008,259
    Organizacion Soriana S.A.B. de C.V. Class B........  1,112,475    3,719,065
   *Promotora y Operadora de Infraestructura S.A.B.
     de C.V............................................     19,423      203,844
   *Savia SA Class A...................................    120,000           --
   #Wal-Mart de Mexico S.A.B. de C.V. Series V.........  4,968,932   13,596,459
                                                                   ------------
TOTAL MEXICO...........................................             202,255,791
                                                                   ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR.........................      3,559       45,164
    Cia de Minas Buenaventura SA ADR...................    103,995    1,487,128
    Credicorp, Ltd.....................................     62,859    7,467,021
                                                                   ------------
TOTAL PERU.............................................               8,999,313
                                                                   ------------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.......................  1,585,460    1,836,257
    Aboitiz Power Corp.................................  1,495,200    1,203,280
    Alliance Global Group, Inc.........................  6,710,300    4,059,512
    Ayala Corp.........................................    174,775    2,429,777
    Ayala Land, Inc....................................  5,823,018    4,028,995
    Bank of the Philippine Islands.....................    844,014    1,828,590
    BDO Unibank, Inc...................................  1,533,841    2,860,163
    China Banking Corp.................................      1,380        1,964
    DMCI Holdings, Inc.................................    889,210    1,089,155
    Energy Development Corp............................  8,056,200    1,120,214
    First Gen Corp.....................................    284,600      120,582
    Fwbc Holdings, Inc.................................  2,006,957           --
    Globe Telecom, Inc.................................     34,395    1,292,647
    International Container Terminal Services, Inc.....    861,280    1,817,584
    JG Summit Holdings, Inc............................    168,900      163,344
    Jollibee Foods Corp................................    397,600    1,418,984
    Manila Electric Co.................................    126,130      832,175
    Megaworld Corp..................................... 18,982,000    1,414,306
    Metro Pacific Investments Corp.....................  8,989,700    1,117,361
    Metropolitan Bank & Trust..........................    881,923    2,156,176
    Philippine Long Distance Telephone Co..............     35,545    2,482,730
    Philippine Long Distance Telephone Co. Sponsored
      ADR..............................................      3,998      281,779
   *Philippine National Bank...........................    349,520      653,783
    Robinsons Land Corp................................  2,126,700    1,114,624
    San Miguel Corp....................................    427,890      847,254
    Security Bank Corp.................................    181,170      600,683
    Semirara Mining Corp...............................    112,800      646,324
    SM Investments Corp................................    290,732    6,358,866
    SM Prime Holdings, Inc.............................  5,616,110    2,269,252

                                     1761

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
PHILIPPINES -- (Continued)
    Universal Robina Corp................................   879,930 $ 2,518,249
                                                                    -----------
TOTAL PHILIPPINES........................................            48,564,610
                                                                    -----------
POLAND -- (1.6%)
    Bank Handlowy w Warszawie SA.........................    34,275   1,032,281
   *Bank Millennium SA...................................   701,813   1,361,981
   #Bank Pekao SA........................................   136,497   7,006,470
   #BRE Bank SA..........................................    15,960   2,143,308
   *Cyfrowy Polsat SA....................................    79,369     527,153
    Enea SA..............................................    73,778     311,955
   #Eurocash SA..........................................    66,621   1,238,442
   *Getin Noble Bank SA.................................. 1,002,923     642,468
    Grupa Azoty SA.......................................    23,851     485,989
   *Grupa Lotos SA.......................................    38,603     398,134
    Grupa Zywiec SA......................................    12,215   1,617,566
   *ING Bank Slaski SA...................................    33,678   1,046,173
   #Jastrzebska Spolka Weglowa SA........................    38,639     807,504
   *Kernel Holding SA....................................    42,365     661,245
    KGHM Polska Miedz SA.................................   127,397   4,414,520
    LPP SA...............................................       475   1,038,850
   *Lubelski Wegiel Bogdanka SA..........................    21,492     707,755
    PGE SA...............................................   881,972   4,170,548
    Polski Koncern Naftowy Orlen SA......................   378,082   5,132,501
   #Polskie Gornictwo Naftowe i Gazownictwo SA........... 1,375,419   2,666,055
    Powszechna Kasa Oszczednosci Bank Polski SA..........   878,015  10,219,673
    Powszechny Zaklad Ubezpieczen SA.....................    54,706   7,765,938
    Synthos SA...........................................   506,543     696,316
    Tauron Polska Energia SA.............................   776,176   1,066,820
    Telekomunikacja Polska SA............................   591,537   1,400,425
                                                                    -----------
TOTAL POLAND.............................................            58,560,070
                                                                    -----------
RUSSIA -- (4.5%)
    Eurasia Drilling Co., Ltd. GDR.......................   125,528   4,943,114
   *Federal Hydrogenerating Co. JSC ADR.................. 1,357,590   2,301,115
   *Gazprom OAO Sponsored ADR............................ 5,975,354  46,175,110
    Globaltrans Investment P.L.C. GDR....................    83,363   1,164,913
    Lukoil OAO Sponsored ADR.............................   511,124  30,076,221
    Magnitogorsk Iron & Steel Works GDR..................   146,282     450,064
    Mail.ru Group, Ltd. GDR..............................    46,941   1,500,090
  #*Mechel Sponsored ADR.................................   170,001     482,803
    MMC Norilsk Nickel OJSC ADR..........................   532,268   7,117,621
    Novolipetsk Steel OJSC GDR...........................    84,763   1,228,906
    Novorossiysk Commercial Sea Port PJSC GDR............    33,123     222,511
    O'Key Group SA GDR...................................    35,623     460,382
    Phosagro OAO GDR.....................................    28,781     270,678
   *PIK Group GDR........................................     2,241       4,861
    Rosneft OAO GDR...................................... 1,187,407   8,389,305
    Rostelecom OJSC Sponsored ADR........................    81,780   1,661,276
    Sberbank of Russia Sponsored ADR..................... 2,696,685  30,957,119
    Severstal OAO GDR....................................   206,881   1,555,038
   *Tatneft OAO Sponsored ADR............................   228,215   8,387,844
    TMK OAO GDR..........................................    52,030     702,196

                                     1762

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
RUSSIA -- (Continued)
    Uralkali OJSC GDR...................................   243,063 $  5,265,073
    VimpelCom, Ltd. Sponsored ADR.......................   610,357    6,109,673
   *VTB Bank OJSC GDR................................... 1,624,409    4,562,700
   *X5 Retail Group NV GDR..............................    88,353    1,470,968
                                                                   ------------
TOTAL RUSSIA............................................            165,459,581
                                                                   ------------
SOUTH AFRICA -- (6.8%)
   #ABSA Group, Ltd.....................................   365,243    5,276,586
   #African Bank Investments, Ltd.......................   709,671    1,045,921
    African Rainbow Minerals, Ltd.......................   118,603    1,949,144
   *Anglo American Platinum, Ltd........................    63,581    2,249,409
   #AngloGold Ashanti, Ltd. Sponsored ADR...............   331,815    4,370,004
   *ArcelorMittal South Africa, Ltd.....................   203,913      687,819
    Aspen Pharmacare Holdings, Ltd......................   292,908    6,492,337
    Assore, Ltd.........................................    27,520      927,980
    AVI, Ltd............................................   294,307    1,715,198
    Barloworld, Ltd.....................................   259,964    2,155,155
    Bidvest Group, Ltd..................................   317,333    7,838,983
   #Capitec Bank Holdings, Ltd..........................    43,201      789,485
    Coronation Fund Managers, Ltd.......................   230,512    1,532,990
    Discovery, Ltd......................................   357,805    3,229,557
    Distell Group, Ltd..................................    15,700      196,791
   #Exxaro Resources, Ltd...............................   135,964    2,095,732
    FirstRand, Ltd...................................... 3,230,216    9,689,938
    Foschini Group, Ltd. (The)..........................   174,302    1,773,996
   #Gold Fields, Ltd. Sponsored ADR.....................   710,430    4,283,893
    Growthpoint Properties, Ltd.........................   764,019    1,924,984
   #Harmony Gold Mining Co., Ltd........................   132,269      499,303
    Harmony Gold Mining Co., Ltd. Sponsored ADR.........   331,569    1,276,541
    Impala Platinum Holdings, Ltd.......................   509,209    5,001,555
    Imperial Holdings, Ltd..............................   199,781    4,164,078
    Investec, Ltd.......................................   266,068    1,782,910
   #Kumba Iron Ore, Ltd.................................    71,573    3,169,418
   #Liberty Holdings, Ltd...............................   155,216    1,923,732
    Life Healthcare Group Holdings, Ltd.................   877,243    3,196,594
    Massmart Holdings, Ltd..............................   101,022    1,710,581
    Mediclinic International, Ltd.......................   272,408    1,899,650
    MMI Holdings, Ltd................................... 1,314,817    2,859,834
    Mondi, Ltd..........................................   120,141    1,776,019
    Mr Price Group, Ltd.................................   222,670    2,902,643
   #MTN Group, Ltd...................................... 1,766,582   33,073,277
    Nampak, Ltd.........................................   664,219    2,148,798
    Naspers, Ltd. Class N...............................   390,117   32,626,270
    Nedbank Group, Ltd..................................   229,820    4,138,441
    Netcare, Ltd........................................   849,610    2,018,559
   #Pick n Pay Stores, Ltd..............................   244,318      934,648
    PPC, Ltd............................................    60,146      175,852
    PSG Group, Ltd......................................    61,341      398,012
    Sanlam, Ltd......................................... 1,921,664    9,234,981
    Santam, Ltd.........................................    36,566      686,436
   *Sappi, Ltd. Sponsored ADR...........................       800        2,160
    Sasol, Ltd..........................................     6,836      314,077
   #Sasol, Ltd. Sponsored ADR...........................   563,572   25,986,305

                                     1763

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SOUTH AFRICA -- (Continued)
    Shoprite Holdings, Ltd............................   409,451 $  6,923,706
   *Sibanye Gold, Ltd. Sponsored ADR..................   174,646      543,149
    Spar Group, Ltd. (The)............................   152,750    1,774,342
    Standard Bank Group, Ltd.......................... 1,209,908   13,529,006
   *Steinhoff International Holdings, Ltd............. 1,482,591    3,925,482
    Tiger Brands, Ltd.................................   154,890    4,816,879
    Truworths International, Ltd......................   320,639    2,714,300
    Tsogo Sun Holdings, Ltd...........................   288,868      764,784
    Vodacom Group, Ltd................................   355,849    4,200,629
    Woolworths Holdings, Ltd..........................   626,112    4,271,165
                                                                 ------------
TOTAL SOUTH AFRICA....................................            247,590,018
                                                                 ------------
SOUTH KOREA -- (14.2%)
   #Amorepacific Corp.................................     2,987    2,519,434
   #AMOREPACIFIC Group................................     3,010    1,040,133
    BS Financial Group, Inc...........................   221,660    3,164,028
   #Celltrion, Inc....................................    55,053    3,198,373
    Cheil Industries, Inc.............................    51,812    4,097,145
   *Cheil Worldwide, Inc..............................    87,060    1,995,165
   #CJ CheilJedang Corp...............................     8,825    2,225,677
    CJ Corp...........................................    16,574    1,688,338
   *CJ Korea Express Co., Ltd.........................     5,587      488,936
    Coway Co., Ltd....................................    50,818    2,709,419
    Daelim Industrial Co., Ltd........................    36,223    2,863,076
  #*Daewoo Engineering & Construction Co., Ltd........   133,508      916,240
   #Daewoo International Corp.........................    45,753    1,564,086
    Daewoo Securities Co., Ltd........................   220,281    1,950,664
   #Daewoo Shipbuilding & Marine Engineering Co.,
     Ltd..............................................   109,830    2,894,321
    Dongbu Insurance Co., Ltd.........................    45,450    1,924,412
    Doosan Corp.......................................     9,398    1,191,028
    Doosan Heavy Industries & Construction Co., Ltd...    52,779    2,165,062
  #*Doosan Infracore Co., Ltd.........................   100,420    1,102,323
    E-Mart Co., Ltd...................................    25,293    4,760,025
   #GS Engineering & Construction Corp................    38,637    1,047,389
    GS Holdings.......................................    66,625    3,271,803
    Hana Financial Group, Inc.........................   316,379   10,132,432
    Hankook Tire Co., Ltd.............................    66,995    3,583,681
   #Hanwha Chemical Corp..............................    98,760    1,651,131
    Hanwha Corp.......................................    47,620    1,301,991
    Hanwha Life Insurance Co., Ltd....................   204,320    1,224,446
   #Hite Jinro Co., Ltd...............................    22,640      553,841
   #Hotel Shilla Co., Ltd.............................    31,278    1,851,503
    Hyundai Department Store Co., Ltd.................    17,135    2,461,556
    Hyundai Engineering & Construction Co., Ltd.......    77,500    4,079,296
   #Hyundai Glovis Co., Ltd...........................    11,990    2,065,655
   #Hyundai Heavy Industries Co., Ltd.................    48,091    8,977,005
   #Hyundai Hysco Co., Ltd............................    35,114    1,231,790
    Hyundai Marine & Fire Insurance Co., Ltd..........    68,600    1,882,076
  #*Hyundai Merchant Marine Co., Ltd..................    47,685      680,459
    Hyundai Mobis.....................................    70,280   17,132,374
    Hyundai Motor Co..................................   158,812   32,838,106
   #Hyundai Steel Co..................................    70,734    4,306,816
    Hyundai Wia Corp..................................    14,396    2,101,019

                                     1764

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
    Industrial Bank of Korea.............................. 195,210 $ 1,979,380
    Kangwon Land, Inc..................................... 114,660   2,918,514
    KB Financial Group, Inc............................... 353,265  11,174,184
    KB Financial Group, Inc. ADR..........................  97,918   3,096,167
    KCC Corp..............................................   6,039   1,874,323
   #KEPCO Engineering & Construction Co., Inc.............   8,507     547,960
   #KEPCO Plant Service & Engineering Co., Ltd............  12,199     593,989
    Kia Motors Corp....................................... 270,669  15,325,573
    Korea Aerospace Industries, Ltd.......................  35,900     921,790
   *Korea Electric Power Corp............................. 197,690   5,046,681
    Korea Gas Corp........................................  19,604   1,088,898
    Korea Investment Holdings Co., Ltd....................  32,780   1,185,144
   #Korea Zinc Co., Ltd...................................   9,452   2,417,467
   *Korean Air Lines Co., Ltd.............................  39,585     993,655
    KT Corp...............................................  23,160     749,405
   #KT&G Corp............................................. 100,502   6,772,494
    Kumho Petro chemical Co., Ltd.........................  15,006   1,198,443
    LG Chem, Ltd..........................................  47,843  11,999,778
    LG Corp............................................... 108,548   6,308,520
   *LG Display Co., Ltd...................................  14,300     354,769
  #*LG Display Co., Ltd. ADR.............................. 486,337   6,025,715
   #LG Electronics, Inc................................... 113,853   7,385,365
   #LG Household & Health Care, Ltd.......................   8,626   4,542,034
   *LG Uplus Corp......................................... 259,030   3,159,012
   #Lotte Chemical Corp...................................  21,503   3,250,006
    Lotte Confectionery Co., Ltd..........................     263     371,105
    Lotte Shopping Co., Ltd...............................  12,940   4,044,562
    LS Corp...............................................  17,345   1,111,585
    Macquarie Korea Infrastructure Fund................... 200,980   1,218,608
   #Mando Corp............................................  10,816   1,135,675
   #NCSoft Corp...........................................  14,464   2,191,847
    NHN Corp..............................................  39,776  10,391,665
   #OCI Co., Ltd..........................................  17,637   2,610,584
    Orion Corp/Republic of South Korea....................   3,321   3,015,298
    POSCO.................................................  50,240  14,429,706
    POSCO ADR.............................................  67,985   4,873,165
    S-1 Corp..............................................  16,316   1,009,368
    S-Oil Corp............................................  47,441   3,187,207
    Samsung C&T Corp...................................... 143,779   7,110,197
    Samsung Card Co., Ltd.................................  23,720     796,850
   #Samsung Electro-Mechanics Co., Ltd....................  57,281   4,119,726
    Samsung Electronics Co., Ltd..........................  81,840  93,258,027
    Samsung Electronics Co., Ltd. GDR.....................  49,372  28,221,383
   #Samsung Engineering Co., Ltd..........................  27,417   1,917,318
    Samsung Fire & Marine Insurance Co., Ltd..............  37,748   8,057,060
    Samsung Heavy Industries Co., Ltd..................... 170,610   6,059,892
    Samsung Life Insurance Co., Ltd.......................  61,987   5,928,351
    Samsung SDI Co., Ltd..................................  39,230   5,683,980
    Samsung Securities Co., Ltd...........................  68,528   2,805,892
    Samsung Techwin Co., Ltd..............................  34,401   2,154,644
    Shinhan Financial Group Co., Ltd...................... 374,876  13,665,034
    Shinhan Financial Group Co., Ltd. ADR.................  86,082   3,139,411
    Shinsegae Co., Ltd....................................   6,575   1,279,402

                                     1765

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH KOREA -- (Continued)
   #SK C&C Co., Ltd....................................     21,215 $  1,915,880
    SK Holdings Co., Ltd...............................     29,943    4,703,843
  #*SK Hynix, Inc......................................    512,610   12,400,411
    SK Innovation Co., Ltd.............................     69,006    9,330,283
    SK Networks Co., Ltd...............................    119,800      692,415
    SK Telecom Co., Ltd................................      8,002    1,567,839
    Woori Finance Holdings Co., Ltd....................    419,590    4,198,711
    Woori Finance Holdings Co., Ltd. ADR...............      1,223       36,702
    Woori Investment & Securities Co., Ltd.............    147,510    1,535,324
    Young Poong Corp...................................        176      241,832
                                                                   ------------
TOTAL SOUTH KOREA......................................             518,152,302
                                                                   ------------
TAIWAN -- (12.1%)
  #*Acer, Inc..........................................  3,474,040    2,565,082
    Advanced Semiconductor Engineering, Inc............  6,376,929    5,228,166
    Advanced Semiconductor Engineering, Inc. ADR.......     77,739      311,733
    Advantech Co., Ltd.................................    273,200    1,320,731
   #Asia Cement Corp...................................  2,357,846    2,955,615
   #Asustek Computer, Inc..............................    754,180    6,577,431
   *AU Optronics Corp..................................  7,124,873    2,566,313
   *AU Optronics Corp. Sponsored ADR...................    326,626    1,188,919
   #Catcher Technology Co., Ltd........................    750,429    3,245,154
    Cathay Financial Holding Co., Ltd..................  6,945,301   10,090,706
    Cathay Real Estate Development Co., Ltd............    663,000      474,078
    Chang Hwa Commercial Bank..........................  5,161,723    2,958,973
    Cheng Shin Rubber Industry Co., Ltd................  1,754,753    5,805,338
    Cheng Uei Precision Industry Co., Ltd..............    384,109      779,323
    Chicony Electronics Co., Ltd.......................    507,574    1,216,217
   *China Airlines, Ltd................................  3,543,536    1,311,771
    China Development Financial Holding Corp........... 16,196,121    4,582,561
    China Life Insurance Co., Ltd......................  2,603,401    2,669,994
    China Motor Corp...................................    649,000      546,721
    China Petrochemical Development Corp...............  2,243,613    1,148,331
    China Steel Chemical Corp..........................    139,000      790,331
   #China Steel Corp................................... 12,464,895   10,301,025
    Chinatrust Financial Holding Co., Ltd.............. 13,259,998    8,746,433
    Chipbond Technology Corp...........................    575,000    1,266,571
    Chunghwa Telecom Co., Ltd..........................    880,000    2,813,306
   #Chunghwa Telecom Co., Ltd. ADR.....................    236,502    7,584,619
    Clevo Co...........................................    526,075      978,707
    Compal Electronics, Inc............................  5,732,541    3,971,313
    CTCI Corp..........................................    602,000    1,082,544
    Delta Electronics, Inc.............................  1,836,366    8,907,720
    E Ink Holdings, Inc................................    321,000      181,576
    E.Sun Financial Holding Co., Ltd...................  5,316,047    3,545,276
    Eclat Textile Co., Ltd.............................    156,000    1,200,064
   #Epistar Corp.......................................  1,139,000    1,896,732
   *Eva Airways Corp...................................  1,840,600    1,025,683
   *Evergreen Marine Corp. Taiwan, Ltd.................  2,269,249    1,270,907
    Far Eastern Department Stores Co., Ltd.............  1,078,634    1,027,327
    Far Eastern New Century Corp.......................  3,354,192    3,784,344
    Far EasTone Telecommunications Co., Ltd............  1,527,000    3,885,200
    Farglory Land Development Co., Ltd.................    394,229      716,337

                                     1766

THE EMERGING MARKETS SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                     ---------- -----------
TAIWAN -- (Continued)
    Feng Hsin Iron & Steel Co.......................    214,000 $   377,003
    First Financial Holding Co., Ltd................  7,722,415   4,786,628
    Formosa Chemicals & Fibre Corp..................  3,461,518   8,610,828
    Formosa International Hotels Corp...............     28,600     367,586
   #Formosa Petrochemical Corp......................  1,160,000   3,015,286
    Formosa Plastics Corp...........................  4,225,153  10,616,870
    Formosa Taffeta Co., Ltd........................    848,000     794,094
   #Foxconn Technology Co., Ltd.....................    886,369   2,198,480
    Fubon Financial Holding Co., Ltd................  6,420,233   9,012,665
    Giant Manufacturing Co., Ltd....................    274,506   2,075,263
   #Gourmet Master Co., Ltd.........................     33,000     191,887
  #*HannStar Display Corp...........................  3,348,000   1,330,485
    Highwealth Construction Corp....................    384,200     856,501
   #Hiwin Technologies Corp.........................    169,100   1,055,943
    Hon Hai Precision Industry Co., Ltd............. 10,797,506  27,958,109
   #Hotai Motor Co., Ltd............................    235,000   2,596,998
   #HTC Corp........................................    798,235   4,235,903
    Hua Nan Financial Holdings Co., Ltd.............  6,042,170   3,515,559
   *Innolux Corp....................................  8,253,341   3,656,415
   *Inotera Memories, Inc...........................  1,642,000     613,844
    Inventec Corp...................................  3,189,551   2,405,557
    Kenda Rubber Industrial Co., Ltd................    512,000   1,322,170
    Kinsus Interconnect Technology Corp.............    289,000   1,028,994
   #Largan Precision Co., Ltd.......................     96,860   3,363,783
    LCY Chemical Corp...............................    434,123     589,858
    Lite-On Technology Corp.........................  2,298,910   3,913,516
    Lung Yen Life Service Corp......................    117,000     360,659
  #*Macronix International..........................  4,110,218     989,439
   #MediaTek, Inc...................................  1,096,995  13,169,300
    Mega Financial Holding Co., Ltd.................  9,691,000   8,093,506
    Merida Industry Co., Ltd........................    194,750   1,298,600
   #Nan Kang Rubber Tire Co., Ltd...................    534,780     637,075
    Nan Ya Plastics Corp............................  4,803,564  10,087,989
   *Nan Ya Printed Circuit Board Corp...............    206,968     258,865
    Novatek Microelectronics Corp...................    582,000   2,572,457
    Oriental Union Chemical Corp....................    502,000     490,836
  #*Pegatron Corp...................................  1,949,345   2,877,824
   #Phison Electronics Corp.........................    146,000   1,088,239
    Pou Chen Corp...................................  2,701,487   2,764,439
   #Powertech Technology, Inc.......................    929,819   1,781,112
    President Chain Store Corp......................    545,831   4,066,933
   #Quanta Computer, Inc............................  2,528,000   5,880,219
   #Radiant Opto-Electronics Corp...................    474,170   1,484,147
    Realtek Semiconductor Corp......................    395,000     943,481
   #Ruentex Development Co., Ltd....................    652,351   1,274,916
   #Ruentex Industries, Ltd.........................    496,937   1,136,996
    ScinoPharm Taiwan, Ltd..........................    236,000     670,846
    Senao International Co., Ltd....................     67,000     224,411
  #*Shin Kong Financial Holding Co., Ltd............  7,963,344   2,696,353
    Siliconware Precision Industries Co.............  2,677,324   3,102,690
   #Siliconware Precision Industries Co. Sponsored
     ADR............................................     67,173     382,886
    Simplo Technology Co., Ltd......................    298,000   1,310,847
    SinoPac Financial Holdings Co., Ltd.............  7,170,992   3,610,677

                                     1767

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    St Shine Optical Co., Ltd..........................     42,000 $  1,175,035
    Standard Foods Corp................................    269,784      815,209
   #Synnex Technology International Corp...............  1,393,756    1,750,577
    Taishin Financial Holding Co., Ltd.................  8,130,981    3,782,124
   *Taiwan Business Bank...............................  3,983,338    1,210,488
    Taiwan Cement Corp.................................  3,936,720    4,808,200
    Taiwan Cooperative Financial Holding...............  6,070,539    3,470,297
    Taiwan FamilyMart Co., Ltd.........................     16,000       82,692
    Taiwan Fertilizer Co., Ltd.........................  1,074,000    2,623,641
    Taiwan Glass Industry Corp.........................  1,136,253    1,065,659
    Taiwan Mobile Co., Ltd.............................  1,706,300    6,198,471
    Taiwan Secom Co., Ltd..............................     49,000      110,442
    Taiwan Semiconductor Manufacturing Co., Ltd........ 23,426,808   79,667,230
    Teco Electric and Machinery Co., Ltd...............  2,181,000    2,375,780
   #Ton Yi Industrial Corp.............................    763,000      668,810
    Transcend Information, Inc.........................    231,181      670,590
    Tripod Technology Corp.............................    482,870    1,005,118
    TSRC Corp..........................................    633,300    1,148,135
    U-Ming Marine Transport Corp.......................    551,860      835,280
    Uni-President Enterprises Corp.....................  4,207,090    8,581,166
    Unimicron Technology Corp..........................  1,788,896    1,641,830
   #United Microelectronics Corp....................... 14,174,000    6,339,789
    USI Corp...........................................    559,700      399,893
    Vanguard International Semiconductor Corp..........    786,000      784,539
   *Walsin Lihwa Corp..................................  3,769,000    1,102,571
    Wan Hai Lines, Ltd.................................  1,104,800      590,980
  #*Wintek Corp........................................  1,832,760      745,525
   #Wistron Corp.......................................  2,849,947    2,714,579
    WPG Holdings, Ltd..................................  1,645,869    2,046,665
   *Yang Ming Marine Transport Corp....................  1,741,300      740,215
    Yuanta Financial Holding Co., Ltd..................  9,783,577    5,102,704
    Yulon Motor Co., Ltd...............................  1,075,000    1,734,569
    Zhen Ding Technology Holding, Ltd..................    224,700      506,303
                                                                   ------------
TOTAL TAIWAN...........................................             442,760,245
                                                                   ------------
THAILAND -- (2.7%)
    Advanced Info Service PCL..........................    973,700    8,865,958
    Airports of Thailand PCL...........................    372,200    2,116,664
    Bangkok Bank PCL (6077019).........................    329,000    2,196,837
    Bangkok Bank PCL (6368360).........................    576,600    3,776,454
    Bangkok Dusit Medical Services PCL.................    502,300    2,351,021
    Bangkok Life Assurance PCL.........................    435,800      821,476
    Bank of Ayudhya PCL................................  2,590,200    3,082,586
    Banpu PCL..........................................    115,150      849,829
    BEC World PCL......................................    645,300    1,267,922
    Big C Supercenter PCL (6368434)....................    243,500    1,509,233
    Big C Supercenter PCL (6763932)....................     24,600      152,473
    Bumrungrad Hospital PCL............................    239,000      620,407
    Central Pattana PCL................................  1,151,200    1,581,521
    Charoen Pokphand Foods PCL.........................  2,765,100    2,473,572
    CP ALL PCL.........................................  2,986,200    3,410,756
    Delta Electronics Thailand PCL.....................    429,500      614,061
    Electricity Generating PCL.........................    149,800      650,888

                                     1768

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Glow Energy PCL.....................................    373,300 $   816,966
    Home Product Center PCL.............................  2,540,660     957,821
    Indorama Ventures PCL...............................  1,784,800   1,014,998
    IRPC PCL............................................  8,859,600     900,113
    Jasmine International PCL...........................  2,397,900     635,865
    Kasikornbank PCL....................................  1,146,600   6,850,294
    Krung Thai Bank PCL.................................  5,908,587   3,341,278
    Land and Houses PCL.................................  3,235,600   1,044,075
    Minor International PCL.............................  1,319,700     969,748
    Pruksa Real Estate PCL..............................    483,900     290,649
    PTT Exploration & Production PCL (B1359J0)..........  1,321,255   6,585,169
    PTT Exploration & Production PCL (B1359L2)..........     65,409     326,000
    PTT Global Chemical PCL.............................  1,758,472   3,707,960
    PTT PCL.............................................    999,200  10,566,620
    Ratchaburi Electricity Generating Holding PCL.......    521,300     849,403
    Robinson Department Store PCL.......................    370,100     668,072
    Siam Cement PCL (6609906)...........................    124,800   1,834,121
    Siam Cement PCL (6609928)...........................    168,800   2,469,981
    Siam City Cement PCL................................     94,913   1,297,852
    Siam Commercial Bank PCL............................  1,127,766   5,710,892
    Siam Global House PCL...............................    878,400     566,891
    Siam Makro PCL......................................     68,600   1,700,754
    Thai Airways International PCL......................    844,300     612,320
    Thai Oil PCL........................................    879,500   1,714,041
    Thai Union Frozen Products PCL......................    424,560     762,987
    TMB Bank PCL........................................ 19,864,000   1,485,040
    Total Access Communication PCL (B1YWK08)............    517,600   1,943,067
    Total Access Communication PCL (B231MK7)............    214,100     803,730
   *True Corp. PCL......................................  4,539,800   1,138,576
                                                                    -----------
TOTAL THAILAND..........................................             97,906,941
                                                                    -----------
TURKEY -- (1.9%)
    Akbank TAS..........................................  1,972,735   7,552,944
    Anadolu Efes Biracilik Ve Malt Sanayii A.S..........    224,564   3,090,576
   #Arcelik A.S.........................................    232,056   1,546,443
   #Aselsan Elektronik Sanayi Ve Ticaret A.S............     95,843     435,176
   #BIM Birlesik Magazalar A.S..........................    201,924   4,645,401
    Coca-Cola Icecek A.S................................     61,182   1,719,208
   *Dogan Yayin Holding A.S.............................          1          --
    Enka Insaat ve Sanayi A.S...........................    458,239   1,263,251
   #Eregli Demir ve Celik Fabrikalari TAS...............  1,985,239   1,969,002
    Ford Otomotiv Sanayi A.S............................     74,222   1,064,868
    KOC Holding A.S.....................................    751,407   3,313,464
   #Koza Altin Isletmeleri A.S..........................     33,500     461,828
   *Migros Ticaret A.S..................................     33,309     351,425
   *Petkim Petrokimya Holding A.S.......................     80,883     112,750
    TAV Havalimanlari Holding A.S.......................    146,917     918,271
    Tofas Turk Otomobil Fabrikasi A.S...................    111,412     736,136
    Tupras Turkiye Petrol Rafinerileri A.S..............    124,991   2,675,881
   #Turk Hava Yollari...................................  1,063,361   4,465,291
   #Turk Telekomunikasyon A.S...........................    563,410   2,017,930
  #*Turkcell Iletisim Hizmetleri A.S....................    681,855   3,954,594
   *Turkcell Iletisim Hizmetleri A.S. ADR...............     73,838   1,077,296

                                     1769

THE EMERGING MARKETS SERIES
CONTINUED

                                                    SHARES      VALUE++
                                                   --------- --------------
TURKEY -- (Continued)
    Turkiye Garanti Bankasi A.S................... 2,734,095 $   10,670,086
    Turkiye Halk Bankasi A.S......................   715,217      5,372,672
    Turkiye Is Bankasi............................ 1,864,132      4,937,601
    Turkiye Sise ve Cam Fabrikalari A.S...........   711,487      1,021,424
   #Turkiye Vakiflar Bankasi Tao..................   943,516      2,053,684
    Ulker Biskuvi Sanayi A.S......................    76,380        515,862
    Yapi ve Kredi Bankasi A.S.....................   874,529      1,902,908
                                                             --------------
TOTAL TURKEY......................................               69,845,972
                                                             --------------
TOTAL COMMON STOCKS...............................            3,233,458,673
                                                             --------------
PREFERRED STOCKS -- (3.7%)
BRAZIL -- (3.6%)
    AES Tiete SA..................................    91,098        900,458
    Banco Bradesco SA............................. 2,467,295     29,957,732
    Banco do Estado do Rio Grande do Sul SA
      Class B.....................................   165,000      1,102,242
   *Braskem SA Class A............................    73,800        568,700
    Centrais Eletricas Brasileiras SA Class B.....   125,500        457,694
    Cia Brasileira de Distribuicao Grupo Pao de
      Acucar......................................    41,100      1,823,003
    Cia de Bebidas das Americas...................   171,764      6,475,737
    Cia de Gas de Sao Paulo Class A...............     9,027        220,595
    Cia de Transmissao de Energia Eletrica
      Paulista....................................    30,889        458,999
    Cia Energetica de Minas Gerais................   467,267      4,272,556
    Cia Energetica de Sao Paulo Class B...........   136,510      1,202,133
    Cia Paranaense de Energia.....................    32,400        397,091
   *Empresa Nacional de Comercio Redito e
     Participacoes SA.............................       380          7,579
    Gerdau SA.....................................   836,068      5,346,936
    Itau Unibanco Holding SA...................... 2,853,640     36,449,939
    Klabin SA.....................................   663,777      3,223,814
    Lojas Americanas SA...........................   416,467      2,904,416
    Marcopolo SA..................................    95,400        541,535
    Oi SA.........................................   463,558        851,386
    Petroleo Brasileiro SA........................   947,300      6,764,204
    Suzano Papel e Celulose SA Class A............   419,600      1,430,946
    Telefonica Brasil SA..........................   248,684      5,266,147
   *Usinas Siderurgicas de Minas Gerais SA Class
     A............................................   609,817      2,328,229
    Vale SA....................................... 1,529,491     18,872,673
                                                             --------------
TOTAL BRAZIL......................................              131,824,744
                                                             --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B...............     9,255         48,630
                                                             --------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA...........................    45,819         97,454
    Banco Davivienda SA...........................   114,619      1,396,177
    Grupo Aval Acciones y Valores................. 1,476,991      1,067,939

                                     1770

THE EMERGING MARKETS SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA............      41,562 $      830,911
                                                                 --------------
TOTAL COLOMBIA......................................                  3,392,481
                                                                 --------------
TOTAL PREFERRED STOCKS..............................                135,265,855
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Banco Santander Brasil SA 08/02/13..............     663,115             --
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT       VALUE+
                                                     ----------- --------------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@ DFA Short Term Investment Fund.................  24,373,379    282,000,000
@ Repurchase Agreement, Deutsche Bank Securities,
  Inc. 0.10%, 08/01/13 (Collateralized by
  $1,118,566 FNMA, rates ranging from 4.500% to
  6.000%, maturities ranging from 01/01/40 to
  05/01/42, valued at $717,716) to be repurchased
  at $703,645....................................... $       704        703,643
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                282,703,643
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,750,661,844)^^.................................             $3,651,428,171
                                                                 ==============

                                     1771

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Argentina..................             --             --   --                --
   Brazil..................... $  264,473,592             --   --    $  264,473,592
   Chile......................     60,540,241             --   --        60,540,241
   China......................    119,822,534 $  397,840,852   --       517,663,386
   Colombia...................     26,679,454             --   --        26,679,454
   Czech Republic.............             --     10,009,012   --        10,009,012
   Egypt......................             --      2,516,265   --         2,516,265
   Hong Kong..................          8,720             --   --             8,720
   Hungary....................             --     11,370,340   --        11,370,340
   India......................     24,512,119    202,714,417   --       227,226,536
   Indonesia..................         46,376    102,811,800   --       102,858,176
   Malaysia...................             --    150,018,108   --       150,018,108
   Mexico.....................    202,255,791             --   --       202,255,791
   Peru.......................      8,999,313             --   --         8,999,313
   Philippines................        281,779     48,282,831   --        48,564,610
   Poland.....................             --     58,560,070   --        58,560,070
   Russia.....................      8,893,591    156,565,990   --       165,459,581
   South Africa...............     36,462,052    211,127,966   --       247,590,018
   South Korea................     17,171,160    500,981,142   --       518,152,302
   Taiwan.....................      9,468,157    433,292,088   --       442,760,245
   Thailand...................     97,906,941             --   --        97,906,941
   Turkey.....................      1,077,296     68,768,676   --        69,845,972
Preferred Stocks
   Brazil.....................    131,824,744             --   --       131,824,744
   Chile......................         48,630             --   --            48,630
   Colombia...................      3,392,481             --   --         3,392,481
Rights/Warrants
   Brazil.....................             --             --   --                --
Securities Lending Collateral.             --    282,703,643   --       282,703,643
                               -------------- --------------   --    --------------
TOTAL......................... $1,013,864,971 $2,637,563,200   --    $3,651,428,171
                               ============== ==============   ==    ==============

                                     1772

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (88.7%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina...................................         1 $        --
    Ferrum SA de Ceramica y Metalurgia...................         1           1
                                                                    -----------
TOTAL ARGENTINA..........................................                     1
                                                                    -----------
BRAZIL -- (7.6%)
    Abril Educacao SA....................................   140,123   2,155,880
    Aliansce Shopping Centers SA.........................   638,143   5,885,344
    All America Latina Logistica SA...................... 1,682,200   6,503,607
    Alpargatas SA........................................   113,594     532,779
    Anhanguera Educacional Participacoes SA.............. 2,379,735  14,426,430
    Arezzo Industria e Comercio SA.......................   335,815   5,237,380
    Arteris SA...........................................   281,800   2,678,180
    Autometal SA.........................................   253,259   2,020,433
   *B2W Cia Global Do Varejo.............................   564,960   2,625,014
   *Banco ABC Brasil SA..................................    13,463      70,816
    Banco Alfa de Investimento SA........................       500       1,416
    Banco Mercantil do Brasil SA.........................     1,327      10,179
    Bematech SA..........................................   268,600     887,739
   *BHG SA--Brazil Hospitality Group.....................   124,402     916,104
    Brasil Brokers Participacoes SA......................   961,411   2,440,033
    Brasil Insurance Participacoes e Administracao SA....   395,326   3,812,292
   *BrasilAgro--Co. Brasileira de Propriedades Agricolas.    38,100     172,351
   *Brazil Pharma SA.....................................   646,800   2,806,812
   *Brookfield Incorporacoes SA.......................... 2,475,267   1,801,102
   *CCX Carvao da Colombia SA............................   112,241      48,215
    CETIP SA--Mercados Organizados.......................   423,659   4,271,224
    Cia de Locacao das Americas..........................    94,200     421,172
    Cia de Saneamento de Minas Gerais-COPASA.............   437,821   6,945,336
    Cia Hering...........................................   525,690   7,051,138
    Cia Providencia Industria e Comercio SA..............    99,750     336,676
    Contax Participacoes SA (2817219)....................     7,000      11,261
   *Contax Participacoes SA (B7VSD79)....................   128,935     966,440
   *CR2 Empreendimentos Imobiliarios SA..................     9,400      16,687
    Cremer SA............................................   114,546     739,590
    CSU Cardsystem SA....................................    23,000      33,371
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes......................................    55,300     503,223
    Diagnosticos da America SA........................... 1,452,841   7,610,165
    Dimed SA Distribuidora da Medicamentos...............       300      30,901
    Direcional Engenharia SA.............................   577,509   3,417,438
    Duratex SA...........................................        11          63
    EDP--Energias do Brasil SA........................... 1,738,773   9,001,209
    Equatorial Energia SA................................ 1,158,835   9,468,378
    Estacio Participacoes SA............................. 1,972,204  15,232,312
    Eternit SA...........................................   470,989   1,975,745
    Even Construtora e Incorporadora SA.................. 1,471,467   5,476,036
    Ez Tec Empreendimentos e Participacoes SA............   366,758   4,419,391
   *Fertilizantes Heringer SA............................   126,300     481,095
    Fleury SA............................................   381,451   3,243,759
    Forjas Taurus SA.....................................    35,969      47,536
   *Gafisa SA............................................ 1,310,200   1,585,093
   *Gafisa SA ADR........................................ 1,387,551   3,343,998

                                     1773

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
BRAZIL -- (Continued)
   *General Shopping Brasil SA............................   160,617 $  580,836
   *Gol Linhas Aereas Inteligentes SA ADR.................   398,527  1,414,771
    Grendene SA...........................................   513,934  4,798,384
    Guararapes Confeccoes SA..............................    28,700  1,072,216
    Helbor Empreendimentos SA.............................   991,393  3,693,796
   *IdeiasNet SA..........................................   126,603     71,588
    Iguatemi Empresa de Shopping Centers SA...............   477,600  4,815,044
    Industria de Bebidas Antarctica Polar SA..............    23,000         --
   *Industrias Romi SA....................................   125,500    255,803
   *Inepar SA Industria e Construcoes.....................     3,668      2,074
   *International Meal Co. Holdings SA....................   335,794  2,646,493
    Iochpe-Maxion SA......................................   506,908  5,577,132
    JHSF Participacoes SA.................................   683,347  1,692,380
    Joao Fortes Engenharia SA (2474733)...................    49,992    113,949
    Joao Fortes Engenharia SA (BBR66N2)...................    14,700     33,506
    JSL SA................................................   505,000  3,258,422
    Kepler Weber SA.......................................    82,746    652,871
    Kroton Educacional SA.................................   126,172  1,797,440
    Light SA..............................................   484,607  3,759,854
   *LLX Logistica SA......................................   179,225     75,419
    Localiza Rent a Car SA................................   408,452  5,818,787
   *Log-in Logistica Intermodal SA........................   263,050  1,199,167
    LPS Brasil Consultoria de Imoveis SA..................   474,940  3,847,236
    M Dias Branco SA......................................    29,541  1,197,774
    Magnesita Refratarios SA.............................. 1,088,404  3,234,655
    Mahle-Metal Leve SA Industria e Comercio..............   301,300  3,427,240
    Marcopolo SA..........................................    14,000     75,359
   *Marfrig Alimentos SA.................................. 1,696,359  5,361,189
    Marisa Lojas SA.......................................   311,964  2,909,941
   *Metalfrio Solutions SA................................     7,600     12,359
    Mills Estruturas e Servicos de Engenharia SA..........   556,626  6,953,708
   *Minerva SA............................................   875,969  3,494,123
   *MMX Mineracao e Metalicos SA.......................... 2,039,871  1,475,349
   *MPX Energia SA........................................   336,723  1,025,807
    MRV Engenharia e Participacoes SA..................... 2,021,033  5,749,448
    Multiplus SA..........................................   218,684  2,959,114
    Odontoprev SA......................................... 1,987,465  8,145,527
   *OSX Brasil SA.........................................   325,250    182,488
   *Paranapanema SA....................................... 1,321,556  2,629,962
   *PDG Realty SA Empreendimentos e Participacoes......... 7,343,053  5,922,466
   *Plascar Participacoes Industriais SA..................    94,600     20,319
    Portobello SA.........................................   115,100    210,387
    Positivo Informatica SA...............................   200,700    351,897
    Profarma Distribuidora de Produtos Farmaceuticos SA...    97,000    871,633
    QGEP Participacoes SA.................................   633,994  3,290,371
    Raia Drogasil SA......................................   317,675  2,687,500
    Redentor Energia SA...................................     7,800     27,181
   *Refinaria de Petroleos de Manguinhos SA...............   221,289     26,190
    Restoque Comercio e Confeccoes de Roupas SA...........   736,087  1,974,643
    Rodobens Negocios Imobiliarios SA.....................   109,538    723,099
   *Rossi Residencial SA.................................. 2,071,229  2,415,004
    Santos Brasil Participacoes SA........................   332,788  3,719,769
    Sao Carlos Empreendimentos e Participacoes SA.........    47,859    766,759

                                     1774

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
    Sao Martinho SA....................................    362,364 $  3,934,406
    SLC Agricola SA....................................    334,092    2,789,775
    Sonae Sierra Brasil SA.............................    213,946    2,161,639
   *Springs Global Participacoes SA....................    289,988      303,799
    Sul America SA.....................................  1,494,209    8,946,847
   *T4F Entretenimento SA..............................    111,400      400,412
    Technos SA.........................................    165,500    1,141,129
   *Tecnisa SA.........................................    861,356    3,462,263
    Tegma Gestao Logistica.............................    158,335    1,540,771
    Tempo Participacoes SA.............................    271,902      390,926
    Tereos Internacional SA............................    369,383      445,264
    Totvs SA...........................................    592,700    9,352,883
    TPI--Triunfo Participacoes e Investimentos SA......    235,901    1,082,641
    Trisul SA..........................................     37,542       69,115
    UNICASA Industria de Moveis SA.....................     63,300      162,318
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A.................    347,950    5,271,068
   *Vanguarda Agro SA..................................  1,195,436    1,886,414
    Via Varejo SA......................................     54,703      554,140
   *Viver Incorporadora e Construtora SA...............    790,989      107,483
                                                                   ------------
TOTAL BRAZIL...........................................             304,683,065
                                                                   ------------
CHILE -- (1.2%)
   *AquaChile SA.......................................    967,704      544,257
    Banmedica SA.......................................  1,401,470    2,727,391
    Besalco SA.........................................  2,044,374    2,486,589
    Cementos BIO BIO SA................................    452,622      502,082
    CFR Pharmaceuticals SA.............................    527,138      114,896
    Cia General de Electricidad SA.....................     53,271      321,409
   *Cia Pesquera Camanchaca SA.........................    194,645        8,106
   *Cia Sud Americana de Vapores SA.................... 28,640,582    1,532,774
    Cintac SA..........................................    324,650      105,826
    Clinica LAS Condes SA..............................        349       25,929
    Cristalerias de Chile SA...........................    156,836    1,333,800
    Cruz Blanca Salud SA...............................  1,629,752    1,094,219
    E.CL SA............................................    243,074      376,071
    Empresa Electrica Pilmaiquen.......................     46,897      216,300
    Empresas Hites SA..................................  1,203,357      932,054
    Empresas Iansa SA.................................. 16,895,409      752,953
   *Empresas La Polar SA...............................    940,671      223,337
    Enjoy SA...........................................  1,299,391      179,793
    Forus SA...........................................    524,708    3,053,181
    Gasco SA...........................................    113,315    1,290,051
    Grupo Security SA..................................  1,024,078      366,683
    Inversiones Aguas Metropolitanas SA................  1,974,118    3,730,405
    Latam Airlines Group SA............................    119,320    1,584,762
    Madeco SA.......................................... 27,288,748      839,082
    Masisa SA.......................................... 12,908,803    1,042,552
    Molibdenos y Metales SA............................      5,009       79,934
   *Multiexport Foods SA...............................  3,401,667      761,296
    Parque Arauco SA...................................  3,470,510    7,415,146
    PAZ Corp. SA.......................................    912,465      417,299
    Ripley Corp. SA....................................  2,772,592    2,101,634

                                     1775

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHILE -- (Continued)
    Salfacorp SA.......................................  1,650,600 $ 1,625,384
    Sigdo Koppers SA...................................    427,870     741,081
    Sociedad Matriz SAAM SA............................ 18,231,230   1,607,229
    Socovesa SA........................................  2,895,998     845,382
    Soquimich Comercial SA.............................    562,478     139,041
    Vina Concha y Toro SA..............................  2,772,381   5,017,640
    Vina Concha y Toro SA Sponsored ADR................      1,725      62,756
    Vina San Pedro Tarapaca SA......................... 40,093,814     244,613
                                                                   -----------
TOTAL CHILE............................................             46,442,937
                                                                   -----------
CHINA -- (13.8%)
   #361 Degrees International, Ltd.....................  2,971,000     673,911
   #Ajisen China Holdings, Ltd.........................  2,543,000   2,226,810
    AMVIG Holdings, Ltd................................  1,934,000     853,582
    Anhui Expressway Co. Class H.......................  2,418,000   1,087,271
   #Anta Sports Products, Ltd..........................  3,773,000   4,244,013
   #Anton Oilfield Services Group......................  4,904,000   3,056,241
    Anxin-China Holdings, Ltd..........................  9,407,000   2,847,523
    Asia Cement China Holdings Corp....................  2,176,500     947,805
   *Asia Energy Logistics Group, Ltd................... 26,160,000     192,082
    Asian Citrus Holdings, Ltd.........................  3,466,000   1,139,607
   *Ausnutria Dairy Corp., Ltd.........................    365,000      68,712
   *AVIC International Holdings, Ltd...................    556,000     217,482
    AviChina Industry & Technology Co., Ltd. Class H...  7,842,788   4,184,820
   #Baoxin Auto Group, Ltd.............................    482,000     353,734
    Baoye Group Co., Ltd. Class H......................  1,860,000   1,369,320
   *BaWang International Group Holding, Ltd............  5,190,000     254,069
    BBMG Corp. Class H.................................    162,500     102,559
    Beijing Capital International Airport Co., Ltd.
      Class H..........................................  7,530,000   4,666,417
   #Beijing Capital Land, Ltd. Class H.................  6,142,500   2,217,585
   *Beijing Development HK, Ltd........................    973,000     283,339
   #Beijing Enterprises Water Group, Ltd............... 13,727,660   5,551,613
    Beijing Jingkelong Co., Ltd. Class H...............    766,749     249,076
    Beijing North Star Co., Ltd. Class H...............  2,364,000     524,052
   *Beijing Properties Holdings, Ltd................... 10,105,061     741,760
   *Besunyen Holdings Co., Ltd.........................  1,859,000      73,095
   #Billion Industrial Holdings, Ltd...................    240,500     146,011
   #Biostime International Holdings, Ltd...............    593,000   2,864,915
    Boer Power Holdings, Ltd...........................  1,317,000     876,864
   #Bosideng International Holdings, Ltd............... 11,860,000   2,445,378
  #*BYD Electronic International Co., Ltd..............  3,864,815   2,020,651
    C C Land Holdings, Ltd.............................  6,255,343   1,610,485
    C.banner International Holdings, Ltd...............     62,000      22,454
   *Carnival Group International Holdings, Ltd.........  2,058,000      79,509
    Carrianna Group Holdings Co., Ltd..................    253,257      50,238
    Cecep Costin New Materials Grp, Ltd................    338,000     140,285
    Central China Real Estate, Ltd.....................  2,873,626     859,920
   *CGN Mining Co., Ltd................................  5,315,000     451,735
    Changshouhua Food Co., Ltd.........................  1,493,000   1,245,033
  #*Chaoda Modern Agriculture Holdings, Ltd............  6,771,138     575,547
   #Chaowei Power Holdings, Ltd........................  1,894,000     902,416
   *Chigo Holding, Ltd................................. 18,886,000     479,256
   #Chiho-Tiande Group, Ltd............................    356,000     136,764

                                     1776

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    China Aerospace International Holdings, Ltd..........  9,854,500 $1,116,185
    China Agri-Industries Holdings, Ltd..................  9,080,800  4,212,236
   #China All Access Holdings, Ltd.......................  2,760,000    899,316
    China Aoyuan Property Group, Ltd.....................  5,252,000  1,061,865
    China Automation Group, Ltd..........................  3,231,000    636,856
    China BlueChemical, Ltd..............................  4,638,000  2,139,353
   *China Chengtong Development Group, Ltd...............  2,298,000     73,843
    China Communications Services Corp., Ltd. Class H....     73,200     47,843
   #China Datang Corp. Renewable Power Co., Ltd. Class H.  9,087,000  2,082,591
   #China Dongxiang Group Co............................. 13,246,985  2,371,676
   *China Energine International Holding, Ltd............  3,192,000    158,185
    China Everbright International, Ltd..................  9,357,800  8,520,097
    China Everbright, Ltd................................  3,554,000  5,033,479
    China Fiber Optic Network System Group, Ltd..........  1,582,000    222,189
   #China Foods, Ltd.....................................  3,338,000  1,307,679
    China Gas Holdings, Ltd..............................  5,863,500  6,609,241
   *China Glass Holdings, Ltd............................  3,396,000    358,511
   *China Green Holdings, Ltd............................  2,820,000    290,779
   #China Haidian Holdings, Ltd..........................  7,788,000    702,389
   #China High Precision Automation Group, Ltd...........  1,289,000    202,767
  #*China High Speed Transmission Equipment Group Co.,
    Ltd..................................................  5,250,000  2,365,418
   #China Hongqiao Group, Ltd............................  2,930,000  1,547,585
   *China Huiyuan Juice Group, Ltd.......................  2,643,500  1,090,083
   *China ITS Holdings Co., Ltd..........................  3,756,000    908,786
    China Lesso Group Holdings, Ltd......................  3,599,000  1,840,076
   #China Lilang, Ltd....................................  1,990,000  1,084,449
   #China Lumena New Materials Corp...................... 14,530,000  2,694,491
    China Medical System Holdings, Ltd...................  4,204,500  3,792,044
  #*China Metal Recycling Holdings, Ltd..................  2,401,686  2,920,199
   *China Mining Resources Group, Ltd.................... 21,632,000    332,611
   *China Mobile Games & Entertainment Group, Ltd. ADR...      6,575     90,669
   *China Modern Dairy Holdings, Ltd.....................  3,736,000  1,126,853
    China Molybdenum Co., Ltd. Class H...................    229,000     87,059
   #China National Materials Co., Ltd....................  5,054,000  1,041,256
   *China New Town Development Co., Ltd..................  6,403,148    502,917
    China Nickel Resources Holdings Co., Ltd.............    534,000     25,097
   #China Oil & Gas Group, Ltd........................... 16,040,000  2,892,267
   *China Oriental Group Co., Ltd........................     10,000      1,365
    China Outfitters Holdings, Ltd.......................     24,000      4,238
   #China Overseas Grand Oceans Group, Ltd...............  3,221,500  3,819,538
   #China Power International Development, Ltd...........  9,731,000  4,113,518
   *China Power New Energy Development Co., Ltd.......... 23,080,000  1,233,630
  #*China Precious Metal Resources Holdings Co., Ltd..... 13,354,318  2,168,837
   *China Properties Group, Ltd..........................  2,464,000    621,956
   *China Public Procurement, Ltd........................ 10,692,000    757,770
    China Qinfa Group, Ltd...............................  3,446,000    243,898
   #China Rare Earth Holdings, Ltd.......................  5,968,000    876,245
    China Resources Cement Holdings, Ltd.................    284,000    152,845
  #*China Rongsheng Heavy Industries Group Holdings,
   Ltd................................................... 15,329,000  1,618,441
   *China Ruifeng Renewable Energy Holdings, Ltd.........  2,636,000    737,667
   *China Sandi Holdings, Ltd............................    308,987     23,067
    China Sanjiang Fine Chemicals Co., Ltd...............  2,889,000  1,406,928
  #*China SCE Property Holdings, Ltd.....................  2,856,000    663,259

                                     1777

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    China Shanshui Cement Group, Ltd.....................  7,571,000 $3,002,651
    China Shineway Pharmaceutical Group, Ltd.............  1,376,200  2,251,842
  #*China Shipping Container Lines Co., Ltd. Class H.....    921,000    222,906
  #*China Shipping Development Co., Ltd. Class H.........  8,656,000  3,754,817
   #China Singyes Solar Technologies Holdings, Ltd.......  2,426,200  2,437,962
    China South City Holdings, Ltd.......................  8,764,000  2,145,532
    China Starch Holdings, Ltd...........................  7,155,000    181,597
   *China Sunshine Paper Holdings Co., Ltd...............    119,078     11,817
    China Suntien Green Energy Corp., Ltd. Class H.......  5,846,000  2,116,754
    China Taifeng Beddings Holdings, Ltd.................  1,492,000    297,878
   *China Taiping Insurance Holdings Co., Ltd............  3,276,400  4,524,698
   *China Tian Lun Gas Holdings, Ltd.....................    499,500    415,932
    China Tianyi Holdings, Ltd...........................  1,508,000    295,220
   *China Tontine Wines Group, Ltd.......................  5,484,000    236,796
    China Travel International Inv HK.................... 14,349,900  2,625,938
   *China Vanadium Titano--Magnetite Mining Co., Ltd.....  5,311,000    705,066
    China Water Affairs Group, Ltd.......................  5,682,000  1,940,507
    China WindPower Group, Ltd........................... 17,204,964    664,852
    China Wireless Technologies, Ltd.....................  5,732,000  1,844,498
  #*China Yurun Food Group, Ltd..........................  6,381,000  4,461,991
   *China ZhengTong Auto Services Holdings, Ltd..........  3,793,500  1,861,598
  #*China Zhongwang Holdings, Ltd........................  6,878,400  1,967,774
   *Chinasoft International, Ltd.........................  3,320,000    899,107
  #*ChinaVision Media Group, Ltd......................... 10,270,000    628,796
   *Chinese People Holdings Co., Ltd.....................  6,172,000    141,546
   *Chongqing Iron & Steel Co., Ltd. Class H.............  2,785,400    376,598
   #Chongqing Machinery & Electric Co., Ltd. Class H.....  5,334,000    611,323
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd......................................  2,254,000    575,018
    CIMC Enric Holdings, Ltd.............................  1,782,000  2,256,533
  #*Citic 21CN Co., Ltd..................................  6,319,200    338,531
    CITIC Dameng Holdings, Ltd...........................    274,000     23,655
   *CITIC Resources Holdings, Ltd........................ 12,560,600  1,715,216
    Clear Media, Ltd.....................................    230,000    170,385
   *Coastal Greenland, Ltd...............................  3,436,000    198,869
  #*Comba Telecom Systems Holdings, Ltd..................  3,895,577  1,394,296
   *Comtec Solar Systems Group, Ltd......................  1,742,000    493,310
    Cosco International Holdings, Ltd....................  2,703,000  1,044,650
   #CP Pokphand Co., Ltd................................. 18,488,594  1,739,674
   #CPMC Holdings, Ltd...................................  1,368,000    890,356
   #CSPC Pharmaceutical Group, Ltd.......................  3,869,877  2,033,973
   *DaChan Food Asia, Ltd................................  1,843,955    240,143
   #Dah Chong Hong Holdings, Ltd.........................  3,445,000  2,605,663
    Dalian Port PDA Co., Ltd. Class H....................  4,984,000    995,943
    DaMing International Holdings, Ltd...................     20,000      2,601
   #Daphne International Holdings, Ltd...................  4,032,000  2,883,169
    Dawnrays Pharmaceutical Holdings, Ltd................  1,302,943    444,936
   #DBA Telecommunication Asia Holdings, Ltd.............  2,108,000    551,761
    Digital China Holdings, Ltd..........................  3,218,800  3,533,467
   #Dongfang Electric Corp., Ltd. Class H................    137,400    191,100
   #Dongjiang Environmental Co., Ltd. Class H............    204,600    715,998
   #Dongyue Group........................................  4,539,000  1,753,764
  #*Dynasty Fine Wines Group, Ltd........................  1,614,000    299,675
    Embry Holdings, Ltd..................................    473,000    270,642

                                     1778

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
    EVA Precision Industrial Holdings, Ltd..............  4,534,435 $  665,946
    Evergreen International Holdings, Ltd...............  1,246,000    272,938
   *Extrawell Pharmaceutical Holdings, Ltd..............  7,297,921    526,424
   #Fantasia Holdings Group Co., Ltd....................  8,110,500  1,345,949
   #First Tractor Co., Ltd. Class H.....................  3,351,176  1,985,329
   #Franshion Properties China, Ltd..................... 13,226,300  4,211,046
   *Fufeng Group, Ltd...................................  5,262,600  2,122,028
  #*GCL-Poly Energy Holdings, Ltd....................... 31,031,000  7,868,097
   #Geely Automobile Holdings, Ltd......................  4,130,000  1,723,781
   *Global Bio-Chem Technology Group Co., Ltd...........  9,198,800    781,960
   *Global Sweeteners Holdings, Ltd.....................  1,202,951     73,553
  #*Glorious Property Holdings, Ltd..................... 13,214,501  1,907,737
   *Goldbond Group Holdings, Ltd........................    210,000      7,609
   #Golden Eagle Retail Group, Ltd......................  2,243,000  3,294,908
    Golden Meditech Holdings, Ltd.......................  6,215,367    760,790
    Goldlion Holdings, Ltd..............................  1,017,962    511,718
   *Goldpoly New Energy Holdings, Ltd...................    112,000     19,779
  #*GOME Electrical Appliances Holding, Ltd............. 42,920,000  4,311,768
   #Good Friend International Holdings, Inc.............    436,667    151,997
   #Goodbaby International Holdings, Ltd................  2,389,000    914,002
   *Great Wall Technology Co., Ltd. Class H.............  1,902,950    370,458
    Greatview Aseptic Packaging Co., Ltd................  1,314,000    791,514
   #Greentown China Holdings, Ltd.......................  1,117,148  2,226,818
   #Guangshen Railway Co., Ltd. Class H.................  3,594,000  1,592,760
    Guangshen Railway Co., Ltd. Sponsored ADR...........      5,067    111,778
   *Guangzhou Pharmaceutical Co., Ltd. Class H..........    264,000  1,010,127
    Guangzhou Shipyard International Co., Ltd. Class H.. 921,400 764,405 #Guodian Technology & Environment Group Co., Ltd.
     Class H............................................    825,000    163,611
    Haier Electronics Group Co., Ltd....................    801,000  1,445,494
   #Hainan Meilan International Airport Co., Ltd. Class
     H..................................................    720,000    673,520
    Haitian International Holdings, Ltd.................  2,141,000  3,614,367
   *Hanergy Solar Group, Ltd............................ 42,960,000  3,541,630
    Harbin Electric Co., Ltd. Class H...................  3,337,413  2,054,469
    Henderson Investment, Ltd...........................    596,000     43,013
   *Heng Tai Consumables Group, Ltd..................... 20,348,193    401,255
   #Hengdeli Holdings, Ltd.............................. 11,125,399  2,866,335
  #*Hi Sun Technology China, Ltd........................  4,446,000    829,673
  #*Hidili Industry International Development, Ltd......  5,439,000    882,428
   #Hilong Holding, Ltd.................................  2,328,000  1,362,005
   *Hisense Kelon Electrical Holdings Co., Ltd. Class H.  1,831,000  1,158,240
   #HKC Holdings, Ltd................................... 17,896,447    565,080
   #Honghua Group, Ltd..................................  5,221,000  1,492,054
    Hopefluent Group Holdings, Ltd......................    105,670     36,281
   #Hopewell Highway Infrastructure, Ltd................  3,920,000  1,864,347
  #*Hopson Development Holdings, Ltd....................  3,476,000  4,048,165
   #Hua Han Bio-Pharmaceutical Holdings, Ltd............  7,415,231  1,967,812
   *Hua Lien International Holding Co., Ltd.............  1,368,000     69,639
    Huabao International Holdings, Ltd..................  8,879,014  3,798,799
    Huaneng Renewables Corp., Ltd. Class H..............  7,530,000  2,676,153
   *Huili Resources Group, Ltd..........................    496,000    124,046
  #*Hunan Nonferrous Metal Corp., Ltd. Class H..........  9,038,000  2,831,076
   *Huscoke Resources Holdings, Ltd.....................  3,418,000     42,365
    Hutchison Harbour Ring, Ltd.........................  7,098,000    576,365

                                     1779

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
    Inspur International, Ltd........................... 10,280,000 $  410,488
   *Interchina Holdings Co.............................. 18,780,000  1,452,021
   #Intime Retail Group Co., Ltd........................  4,317,500  4,455,172
  #*Jinchuan Group International Resources Co., Ltd.....  3,003,000    529,996
    Jingwei Textile Machinery Class H...................  1,272,000    764,171
   #Ju Teng International Holdings, Ltd.................  3,496,000  1,692,491
   *Kai Yuan Holdings, Ltd.............................. 11,240,000    273,835
   *Kaisa Group Holdings, Ltd...........................  7,073,000  1,594,444
   *Kasen International Holdings, Ltd...................    222,000     45,768
    Kingboard Chemical Holdings, Ltd....................  3,127,921  6,859,820
    Kingboard Laminates Holdings, Ltd...................  4,643,000  1,854,328
  #*Kingdee International Software Group Co., Ltd.......  7,741,200  1,624,900
    Kingsoft Corp., Ltd.................................  3,169,000  5,453,041
   *Kingway Brewery Holdings, Ltd.......................  4,396,800  1,547,632
    KWG Property Holding, Ltd...........................  5,039,450  2,888,361
   #Labixiaoxin Snacks Group, Ltd.......................  1,211,000    610,216
    Lai Fung Holdings, Ltd.............................. 26,020,440    643,781
    Le Saunda Holdings, Ltd.............................  1,056,000    363,289
    Lee & Man Chemical Co., Ltd.........................    934,785    391,510
    Lee & Man Paper Manufacturing, Ltd..................  7,511,000  4,885,072
    Leoch International Technology, Ltd.................     10,000        979
  #*Li Ning Co., Ltd....................................  5,201,000  3,222,300
   #Lianhua Supermarket Holdings Co., Ltd. Class H......  1,698,600    797,032
   #Lijun International Pharmaceutical Holding, Ltd.....  6,948,000  2,328,115
    Lingbao Gold Co., Ltd. Class H......................  1,424,000    299,190
    LK Technology Holdings, Ltd.........................    837,500    117,690
   *Lonking Holdings, Ltd............................... 10,939,000  2,210,961
   *Loudong General Nice Resources China Holdings, Ltd..  7,842,140    515,684
   *Luoyang Glass Co., Ltd. Class H.....................    284,000     50,114
  #*Maanshan Iron & Steel Class H.......................  7,700,000  1,834,022
   #Magic Holdings International, Ltd...................  2,003,600  1,188,375
    Maoye International Holdings, Ltd...................  6,011,000    998,671
   #Microport Scientific Corp...........................  1,754,000  1,407,968
   #MIE Holdings Corp...................................  3,484,000    762,693
    MIN XIN Holdings, Ltd...............................    418,000    198,408
   *Mingfa Group International Co., Ltd.................  4,888,000  1,353,210
   *Mingyuan Medicare Development Co., Ltd..............  5,610,000    101,948
    Minmetals Land, Ltd.................................  5,756,000    830,507
    Minth Group, Ltd....................................  2,345,000  4,169,364
  #*MMG, Ltd............................................  7,134,000  1,717,724
   *Nan Hai Corp., Ltd.................................. 13,750,000     56,731
    Nanjing Panda Electronics Co., Ltd. Class H.........    760,000    317,956
    Nature Flooring Holding Co., Ltd....................    255,000     43,994
   #NetDragon Websoft, Inc..............................    320,044    742,363
   #New World China Land, Ltd...........................    504,000    206,417
   #New World Department Store China, Ltd...............  2,189,462  1,117,617
   #Nine Dragons Paper Holdings, Ltd....................  7,473,000  4,713,747
   *North Mining Shares Co., Ltd........................ 17,770,000    744,520
   #NVC Lighting Holdings, Ltd..........................  5,410,000  1,436,023
    O-Net Communications Group, Ltd.....................  1,308,000    252,848
    Overseas Chinese Town Asia Holdings, Ltd............    764,183    385,181
    Pacific Online, Ltd.................................  1,011,365    443,216
    Parkson Retail Group, Ltd...........................  3,617,000  1,431,385

                                     1780

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
   *PAX Global Technology, Ltd...........................  1,028,000 $  246,606
   #Peak Sport Products Co., Ltd.........................  3,086,000    560,519
   *PetroAsian Energy Holdings, Ltd......................  3,192,000     62,532
   #Phoenix Satellite Television Holdings, Ltd...........  4,376,000  1,634,093
   #Poly Property Group Co., Ltd.........................  8,597,000  4,663,875
    Ports Design, Ltd....................................  1,584,000  1,032,587
   *Pou Sheng International Holdings, Ltd................  4,946,806    184,837
    Powerlong Real Estate Holdings, Ltd..................  5,740,000  1,139,568
   #Prince Frog International Holdings, Ltd..............    643,000    421,805
   *Prosperity International Holdings HK, Ltd............  5,020,000    194,118
    Qingling Motors Co., Ltd. Class H....................  1,694,000    401,561
    Qunxing Paper Holdings Co., Ltd......................    669,913    174,472
   *Real Gold Mining, Ltd................................    300,500     54,245
   #Real Nutriceutical Group, Ltd........................  3,512,000    945,479
    Regent Manner International Holdings, Ltd............  2,844,000    480,353
   *Renhe Commercial Holdings Co., Ltd................... 52,984,000  3,142,128
    REXLot Holdings, Ltd................................. 33,975,000  2,188,968
   *Richly Field China Development, Ltd..................  6,980,000         --
    Road King Infrastructure, Ltd........................  1,122,000  1,097,321
    Royale Furniture Holdings, Ltd.......................  2,863,500    134,626
    Samson Holding, Ltd..................................  3,134,000    504,614
   #Sany Heavy Equipment International Holdings Co.,
     Ltd.................................................  4,021,000  1,181,045
    Sateri Holdings, Ltd.................................    119,500     18,932
   *Semiconductor Manufacturing International Corp....... 94,444,000  6,956,349
    Shandong Chenming Paper Holdings, Ltd. Class H.......  1,308,000    500,960
    Shandong Molong Petroleum Machinery Co., Ltd. Class
      H..................................................  1,516,562    443,621
    Shanghai Industrial Holdings, Ltd....................    778,000  2,414,792
  #*Shanghai Industrial Urban Development Group, Ltd.....  6,934,000  1,420,369
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.......................................  4,240,000    683,320
    Shanghai Prime Machinery Co., Ltd. Class H...........  4,298,000    476,311
   *Shanghai Zendai Property, Ltd........................  8,390,000    152,422
    Shengli Oil & Gas Pipe Holdings, Ltd.................  5,022,000    255,484
   #Shenguan Holdings Group, Ltd.........................  4,814,000  2,048,030
    Shenzhen Expressway Co., Ltd. Class H................  3,242,400  1,082,622
    Shenzhen International Holdings, Ltd................. 44,424,276  5,665,905
    Shenzhen Investment, Ltd............................. 12,442,912  4,582,178
    Shenzhou International Group Holdings, Ltd...........  1,749,000  4,937,428
   *Shougang Concord Century Holdings, Ltd...............    775,153     25,961
  #*Shougang Concord International Enterprises Co., Ltd.. 22,396,000  1,038,592
   #Shougang Fushan Resources Group, Ltd................. 20,786,000  6,803,534
   #Shui On Land, Ltd.................................... 17,840,143  5,337,070
    Sichuan Expressway Co., Ltd. Class H.................  3,964,000    965,345
    Sihuan Pharmaceutical Holdings Group, Ltd............  8,615,000  6,214,404
   *Sijia Group Co.......................................  1,076,350    190,134
    Silver Grant International...........................  5,220,000    727,637
   *SIM Technology Group, Ltd............................    510,000     23,306
    Sino Biopharmaceutical............................... 13,536,000  9,835,776
   *Sino Dragon New Energy Holdings, Ltd.................  2,928,000     40,337
  #*Sino Oil And Gas Holdings, Ltd....................... 44,197,766  1,241,214
   #Sino-Ocean Land Holdings, Ltd........................ 12,586,591  6,448,362
    Sinofert Holdings, Ltd............................... 13,759,327  2,144,038
   *Sinolink Worldwide Holdings, Ltd..................... 10,218,800    921,398
    SinoMedia Holding, Ltd...............................    832,000    734,732

                                     1781

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
   #Sinopec Kantons Holdings, Ltd........................  2,864,000 $2,608,627
   *Sinopec Yizheng Chemical Fibre Co., Ltd. Class H.....  5,206,000  1,448,408
  #*Sinopoly Battery, Ltd................................ 23,980,000    848,635
    Sinotrans Shipping, Ltd..............................  5,003,586  1,192,471
    Sinotrans, Ltd. Class H..............................  6,542,000  1,229,989
    Sinotruk Hong Kong, Ltd..............................  2,947,500  1,458,316
   #SITC International Holdings Co., Ltd.................    969,000    312,067
    Skyworth Digital Holdings, Ltd.......................  9,088,892  4,634,015
   *SMI Corp., Ltd.......................................  7,948,066    169,310
   *Solargiga Energy Holdings, Ltd.......................  5,579,000    283,882
    Sparkle Roll Group, Ltd..............................  6,960,000    421,025
   *SPG Land Holdings, Ltd...............................  1,309,000  1,213,796
    Springland International Holdings, Ltd...............    857,000    441,801
   *SRE Group, Ltd....................................... 15,994,346    525,347
   #Sunac China Holdings, Ltd............................  5,986,000  4,334,484
   #Sunny Optical Technology Group Co., Ltd..............  1,935,000  1,937,203
    TCC International Holdings, Ltd......................  4,185,098  1,018,603
    TCL Communication Technology Holdings, Ltd...........  2,285,198    909,205
    TCL Multimedia Technology Holdings, Ltd..............  2,874,510  1,625,642
   *Tech Pro Technology Development, Ltd.................  3,106,000  1,337,227
    Tenfu Cayman Holdings Co Ltd.........................      2,000        995
   #Texhong Textile Group, Ltd...........................  1,080,000  1,784,354
    Tian An China Investment.............................  1,383,000  1,033,344
    Tian Shan Development Holdings, Ltd..................  1,196,000    357,805
   #Tiangong International Co., Ltd......................  5,884,000  1,576,512
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H.......................................  1,572,000    615,661
   *Tianjin Development Hldgs, Ltd.......................  2,116,000  1,186,043
    Tianjin Jinran Public Utilities Co., Ltd. Class H....    790,000    209,558
    Tianjin Port Development Holdings, Ltd...............  7,468,800    981,448
   #Tianneng Power International, Ltd....................  3,112,048  1,536,061
   #Tomson Group, Ltd....................................  1,060,443    287,001
   #Tong Ren Tang Technologies Co., Ltd. Class H.........  1,085,000  3,788,955
  #*Tonic Industries Holdings, Ltd.......................  1,208,000    458,973
   #Towngas China Co., Ltd...............................  3,786,000  3,659,446
    TPV Technology, Ltd..................................  3,915,964    772,747
    Travelsky Technology, Ltd. Class H...................  3,804,090  2,970,527
   *Trony Solar Holdings Co., Ltd........................  1,757,000    142,724
   #Truly International Holdings.........................  5,411,573  2,435,747
    Uni-President China Holdings, Ltd....................    998,000    905,714
  #*United Energy Group, Ltd............................. 12,848,450  1,821,827
   #Vinda International Holdings, Ltd....................  2,394,000  2,372,098
   *VODone, Ltd.......................................... 13,697,600  1,129,407
   #Wasion Group Holdings, Ltd...........................  2,018,000  1,317,207
   #Weiqiao Textile Co. Class H..........................  2,212,000  1,325,147
    Welling Holding, Ltd.................................  3,774,000    777,179
   #West China Cement, Ltd............................... 13,716,000  1,925,238
    Winsway Coking Coal Holdings, Ltd....................  5,706,000    319,596
    Winteam Pharmaceutical Group, Ltd....................    976,000    455,251
    Wumart Stores, Inc. Class H..........................  1,440,000  2,691,257
    Xiamen International Port Co., Ltd. Class H..........  5,166,000    652,572
    Xiangyu Dredging Holdings, Ltd.......................  1,211,000    321,457
   #Xingda International Holdings, Ltd...................  4,076,000  1,943,549
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H............................................    307,103    153,588

                                     1782

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
   #Xinjiang Goldwind Science & Technology Co., Ltd.
     Class H...........................................  1,733,400 $    970,873
  #*Xinjiang Xinxin Mining Industry Co., Ltd. Class H..  3,350,598      474,578
    Xiwang Sugar Holdings Co., Ltd.....................  3,103,178      275,721
   #XTEP International Holdings........................  2,918,000    1,323,246
  #*Yanchang Petroleum International, Ltd.............. 18,300,000      860,588
    Yantai North Andre Juice Co. Class H...............    486,000      125,295
    Yashili International Holdings, Ltd................  3,197,000    1,433,623
    Yingde Gases Group Co., Ltd........................  3,555,500    3,229,460
    Yip's Chemical Holdings, Ltd.......................  1,332,000    1,191,314
    Youyuan International Holdings, Ltd................    976,700      302,031
    Yuanda China Holdings, Ltd.........................  4,850,000      309,220
    Yuexiu Property Co., Ltd........................... 21,725,432    5,457,446
   #Yuexiu Transport Infrastructure, Ltd...............  2,788,018    1,426,333
   #Yuzhou Properties Co...............................  3,532,120      773,631
    Zall Development Group, Ltd........................    465,000      168,160
    Zhaojin Mining Industry Co., Ltd...................  1,763,000    1,192,696
    Zhejiang Expressway Co., Ltd. Class H..............  5,900,000    4,975,313
   #Zhejiang Glass Co., Ltd. Class H...................    445,000           --
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................    187,600      107,582
   *Zhong An Real Estate, Ltd..........................  2,231,400      520,292
   #Zhongsheng Group Holdings, Ltd.....................  2,344,000    2,430,349
   *Zhuguang Holdings Group Co., Ltd...................    306,758       69,924
    Zhuzhou CSR Times Electric Co., Ltd. Class H.......  1,702,000    4,493,730
                                                                   ------------
TOTAL CHINA............................................             552,392,496
                                                                   ------------
COLOMBIA -- (0.0%)
    Constructora Conconcreto SA........................    223,636      136,619
    Empresa de Telecomunicaciones de Bogota............    679,989      139,066
   *Fabricato SA....................................... 13,706,296       83,189
    Grupo Odinsa SA....................................     38,440      160,273
    Mineros SA.........................................     41,709       64,718
                                                                   ------------
TOTAL COLOMBIA.........................................                 583,865
                                                                   ------------
HONG KONG -- (0.0%)
   *China Household Holdings, Ltd......................  2,190,000      242,763
   *China Water Industry Group, Ltd....................  1,080,000      186,593
  #*FU JI Food and Catering Services Holdings, Ltd.....    185,780       56,053
   *Newton Resources, Ltd..............................    704,000       53,521
                                                                   ------------
TOTAL HONG KONG........................................                 538,930
                                                                   ------------
HUNGARY -- (0.1%)
   *Danubius Hotel and SpA P.L.C.......................     45,091      812,674
    EGIS Pharmaceuticals P.L.C.........................     11,973    1,110,081
  #*FHB Mortgage Bank P.L.C............................     42,493       63,562
   *Fotex Holding SE...................................     59,579       60,827
   *PannErgy...........................................    139,592      186,603
    Zwack Unicum Rt....................................        238       13,794
                                                                   ------------
TOTAL HUNGARY..........................................               2,247,541
                                                                   ------------
INDIA -- (6.2%)
   *3M India, Ltd......................................      5,679      323,608
    Aanjaneya Lifecare, Ltd............................     14,934        9,231

                                     1783

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Aban Offshore, Ltd....................................    83,207 $  362,610
   *ABG Shipyard, Ltd.....................................   125,715    564,447
   *Advanta Ltd...........................................   152,800    264,005
    Agro Tech Foods, Ltd..................................    54,133    469,894
    AIA Engineering, Ltd..................................    44,197    217,461
    Ajanta Pharma, Ltd....................................    45,290    695,270
    Akzo Nobel India, Ltd.................................    67,247  1,102,314
    Alembic Pharmaceuticals, Ltd..........................   454,040  1,153,650
   *Alembic, Ltd..........................................    14,757      4,586
    Allahabad Bank........................................   871,641  1,035,015
    Allcargo Logistics, Ltd...............................     3,483      3,743
    Alok Industries, Ltd.................................. 3,793,572    425,877
    Alstom India, Ltd.....................................   127,490    696,263
    Amara Raja Batteries, Ltd.............................   388,325  1,531,447
    Amtek Auto, Ltd.......................................   561,721    581,443
    Amtek India, Ltd......................................   287,646    241,937
    Anant Raj, Ltd........................................ 1,223,900  1,002,554
    Andhra Bank...........................................   982,247  1,038,832
   *Andhra Pradesh Paper Mills............................    57,705    237,664
    Apollo Hospitals Enterprise, Ltd......................   107,003  1,653,178
    Apollo Tyres, Ltd.....................................   717,398    793,318
    Arvind, Ltd........................................... 1,152,732  1,496,572
    Asahi Glass Co., Ltd..................................    92,626      8,454
   *Asahi India Glass, Ltd................................   178,126    104,055
    Ashok Leyland, Ltd.................................... 7,822,191  1,721,633
    Asian Hotels East, Ltd................................     4,536     11,022
    Atul, Ltd.............................................    47,893    243,659
    Aurobindo Pharma, Ltd.................................   859,453  2,395,777
    Automotive Axles, Ltd.................................    19,072     67,983
    Bajaj Corp., Ltd......................................   144,460    580,197
    Bajaj Electricals, Ltd................................   216,442    586,882
    Bajaj Finance, Ltd....................................    62,702  1,180,562
    Bajaj Finserv, Ltd....................................   126,975  1,230,907
    Bajaj Hindusthan, Ltd................................. 1,198,145    264,379
    Bajaj Holdings and Investment, Ltd....................    90,139  1,216,999
    Balkrishna Industries, Ltd............................   146,756    506,401
    Ballarpur Industries, Ltd............................. 1,349,556    233,413
    Balmer Lawrie & Co., Ltd..............................    56,620    310,456
    Balrampur Chini Mills, Ltd............................   918,723    543,735
    Bank Of Maharashtra...................................   849,337    615,064
    Bannari Amman Sugars, Ltd.............................    15,663    205,523
    BASF India, Ltd.......................................    48,794    416,802
    Bata India, Ltd.......................................   145,561  2,328,057
    BEML, Ltd.............................................    58,553    139,592
    Berger Paints India, Ltd..............................   662,823  2,235,799
   *BF Utilities, Ltd.....................................    53,450    136,110
    BGR Energy Systems, Ltd...............................   133,521    185,749
    Bharat Forge, Ltd.....................................   546,157  1,828,580
    Bhushan Steel, Ltd....................................   393,995  2,996,824
    Biocon, Ltd...........................................   351,412  1,818,030
    Birla Corp., Ltd......................................   107,350    386,587
    Blue Dart Express, Ltd................................    21,966    875,548
    Blue Star, Ltd........................................   153,266    386,830

                                     1784

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Bombay Burmah Trading Co..............................    43,374 $   68,384
    Bombay Dyeing & Manufacturing Co., Ltd................   785,565    612,519
   *Bombay Rayon Fashions, Ltd............................    17,322     58,784
    Brigade Enterprises, Ltd..............................   100,234     82,738
    Britannia Industries, Ltd.............................   230,022  2,645,006
    Capital First, Ltd....................................    68,029    145,349
    Carborundum Universal, Ltd............................   329,688    557,768
    Central Bank Of India................................. 1,424,068  1,309,061
   *Century Plyboards India, Ltd..........................   137,796     72,305
    Century Textiles & Industries, Ltd....................   327,287  1,182,761
    CESC, Ltd.............................................   541,425  2,887,137
    Chambal Fertilizers & Chemicals, Ltd..................   830,424    480,225
    Chennai Petroleum Corp., Ltd..........................   211,331    250,952
    Cholamandalam Investment and Finance Co., Ltd.........    71,956    269,875
    City Union Bank, Ltd.................................. 1,261,325    978,553
    Clariant Chemicals India, Ltd.........................    36,800    306,213
    Claris Lifesciences, Ltd..............................    95,636    267,930
    CMC, Ltd..............................................    60,897  1,203,809
    Core Education & Technologies, Ltd....................   189,175     71,048
    Coromandel International, Ltd.........................   461,112  1,276,146
    Corp. Bank............................................   217,190  1,026,403
    Cox & Kings, Ltd......................................   204,677    334,149
    Crompton Greaves, Ltd................................. 1,540,889  2,135,878
    Dalmia Bharat, Ltd....................................    57,965     99,596
    DB Corp., Ltd.........................................    36,577    149,098
   *DB Realty, Ltd........................................   790,475    698,305
    DCM Shriram Consolidated..............................   226,441    204,788
    Deepak Fertilisers & Petrochemicals Corp., Ltd........   147,728    205,635
    Delta Corp., Ltd......................................   535,652    443,989
   *DEN Networks, Ltd.....................................   343,697    947,340
    Dena Bank.............................................   127,628    112,314
   *Development Credit Bank, Ltd.......................... 1,459,229  1,105,392
    Dewan Housing Finance Corp., Ltd......................   110,571    234,524
   *Dish TV India, Ltd.................................... 2,923,883  2,386,656
   *Dredging Corp. Of India, Ltd..........................    21,673     59,196
    eClerx Services, Ltd..................................    28,117    334,287
    Edelweiss Financial Services, Ltd.....................   353,351    172,433
    Educomp Solutions, Ltd................................   382,446    157,522
    Eicher Motors, Ltd....................................    48,150  2,767,918
    EID Parry India, Ltd..................................   333,058    675,285
    EIH, Ltd..............................................   479,843    377,672
    Elder Pharmaceuticals, Ltd............................    41,972    212,330
    Electrosteel Castings, Ltd............................   126,195     21,295
   *Electrosteel Steels, Ltd..............................    78,502      3,665
    Elgi Equipments, Ltd..................................   224,474    291,941
    Emami, Ltd............................................   123,047    949,346
    Engineers India, Ltd..................................   242,185    547,726
    Entertainment Network India, Ltd......................    48,584    169,103
    Era Infra Engineering, Ltd............................   435,720  1,071,232
    Eros International Media, Ltd.........................   224,021    458,697
    Escorts, Ltd..........................................   364,793    461,769
    Ess Dee Aluminium, Ltd................................    71,232    567,144
   *Essar Oil, Ltd........................................ 1,580,840  1,338,568

                                     1785

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Essar Ports, Ltd......................................   433,651 $  492,487
   *Essar Shipping, Ltd...................................   112,311     31,206
    Essel Propack, Ltd....................................   100,852     64,021
    FAG Bearings India, Ltd...............................    28,675    588,335
    FDC, Ltd..............................................   316,669    458,959
    Federal Bank, Ltd.....................................   734,274  4,210,812
   *Federal-Mogul Goetze India, Ltd.......................    61,495    205,719
    Financial Technologies India, Ltd.....................   185,665  1,650,712
    Finolex Cables, Ltd...................................   211,462    189,949
    Finolex Industries, Ltd...............................   288,984    589,178
   *Fortis Healthcare, Ltd................................   630,884  1,012,162
   *Fresenius Kabi Oncology, Ltd..........................   312,263    751,396
    Future Lifestyle Fashions, Ltd........................    21,869     15,861
    Future Retail, Ltd....................................     2,575      3,463
   *Future Ventures India, Ltd............................   651,339     72,335
    Gammon India, Ltd.....................................   105,203     21,500
   *Gammon Infrastructure Projects, Ltd...................    31,009      4,207
    Gateway Distriparks, Ltd..............................   272,978    483,898
    Geodesic, Ltd.........................................     6,444        403
    Gillette India, Ltd...................................    12,757    449,940
    Gitanjali Gems, Ltd...................................   307,439    365,446
   *GMR Infrastructure, Ltd............................... 7,563,199  1,598,964
    Godfrey Phillips India, Ltd...........................     3,364    165,318
    Godrej Industries, Ltd................................   212,412    916,245
    Godrej Properties, Ltd................................   106,659    837,604
   *Gokul Refoils & Solvent, Ltd..........................    27,697      6,437
    Graphite India, Ltd...................................   281,800    287,177
    Gravita India, Ltd....................................    70,901     26,696
    Great Eastern Shipping Co., Ltd. (The)................   393,396  1,423,941
    Greaves Cotton, Ltd...................................   497,355    482,234
    Grindwell Norton, Ltd.................................    18,171     66,806
    Gruh Finance, Ltd.....................................   111,195    383,238
   *GTL Infrastructure, Ltd............................... 1,990,727     62,329
    Gujarat Alkalies & Chemicals, Ltd.....................   178,029    478,255
    Gujarat Fluorochemicals, Ltd..........................   156,927    658,519
    Gujarat Gas Co., Ltd..................................    49,046    141,115
    Gujarat Industries Power Co., Ltd.....................    44,878     46,058
    Gujarat Mineral Development Corp., Ltd................   511,414    720,106
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd...   211,883    256,079
    Gujarat NRE Coke, Ltd................................. 1,789,527    416,902
   *Gujarat Pipavav Port, Ltd.............................       935        757
    Gujarat State Fertilisers & Chemicals, Ltd............   684,362    608,695
    Gujarat State Petronet, Ltd...........................   936,908    768,094
    Gulf Oil Corp., Ltd...................................   118,401    144,904
   *GVK Power & Infrastructure, Ltd....................... 5,337,424    512,575
   *Hathway Cable & Datacom, Ltd..........................   263,336  1,180,068
    Havells India, Ltd....................................   262,777  2,623,621
   *HCL Infosystems, Ltd..................................   690,722    337,641
    HEG, Ltd..............................................    64,966    165,567
   *HeidelbergCement India, Ltd...........................   411,053    231,868
   *Hexa Tradex, Ltd......................................    73,518     15,825
    Hexaware Technologies, Ltd............................ 1,287,701  2,497,885
   *Himachal Futuristic Communications, Ltd............... 2,755,277    356,017

                                     1786

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Hinduja Global Solutions, Ltd.........................    35,626 $  162,970
    Hinduja Ventures, Ltd.................................    36,075    201,556
   *Hindustan Construction Co., Ltd....................... 2,735,355    359,417
   *Hindustan Oil Exploration Co., Ltd....................   208,275     85,934
    Hindustan Petroleum Corp., Ltd........................    95,730    331,442
    Honeywell Automation India, Ltd.......................    13,295    542,147
   *Hotel Leela Venture, Ltd..............................   560,016    156,633
   *Housing Development & Infrastructure, Ltd............. 2,752,536  1,522,512
    HSIL, Ltd.............................................   101,318    129,184
    HT Media, Ltd.........................................   106,598    173,420
    ICRA, Ltd.............................................    12,089    223,003
    IDBI Bank, Ltd........................................    39,625     42,092
    IL&FS Transportation Networks, Ltd....................    80,383    158,367
    India Cements, Ltd.................................... 1,591,515  1,357,643
    India Infoline, Ltd................................... 1,083,761    906,852
   *Indiabulls Housing Finance, Ltd.......................   357,294  1,597,114
    Indian Bank...........................................   218,625    290,966
    Indian Hotels Co., Ltd................................ 2,327,743  1,682,691
    Indian Overseas Bank.................................. 1,375,764    954,070
    Indo Rama Synthetics India............................    40,886      9,330
    Indoco Remedies, Ltd..................................    92,250     92,267
    Indraprastha Gas, Ltd.................................   468,548  2,022,249
    Info Edge India, Ltd..................................   106,467    552,425
    Infotech Enterprises, Ltd.............................   187,578    555,289
    ING Vysya Bank, Ltd...................................    21,126    179,356
    Ingersoll-Rand India, Ltd.............................    38,417    215,436
    Ipca Laboratories, Ltd................................   370,908  4,047,865
    IRB Infrastructure Developers, Ltd....................   830,506    993,019
   *IVRCL, Ltd............................................ 1,369,749    262,293
    Jagran Prakashan, Ltd.................................   382,614    590,822
    Jai Corp., Ltd........................................   461,276    314,038
    Jain Irrigation Systems, Ltd.......................... 1,786,745  1,472,294
   *Jaiprakash Power Ventures, Ltd........................ 3,039,853    496,870
    Jammu & Kashmir Bank, Ltd.............................   141,343  2,593,571
    Jaypee Infratech, Ltd................................. 1,591,065    463,253
    JB Chemicals & Pharmaceuticals, Ltd...................    31,979     41,754
    JBF Industries, Ltd...................................   141,994    205,368
   *Jet Airways India, Ltd................................   159,407    927,918
    Jindal Drilling & Industries, Ltd.....................    13,908     38,028
    Jindal Poly Films, Ltd................................    90,006    166,588
   *Jindal Poly Investments and Finance Co., Ltd..........    22,502      1,924
    Jindal Saw, Ltd.......................................   798,003    563,528
   *Jindal Stainless, Ltd.................................   300,336    219,918
    JK Cement, Ltd........................................   111,995    331,767
    JK Lakshmi Cement, Ltd................................   204,789    206,016
    JM Financial, Ltd..................................... 2,073,645    681,065
    JSW Energy, Ltd.......................................    62,695     43,028
    JSW Steel, Ltd........................................    49,236    464,229
   *Jubilant Foodworks, Ltd...............................   194,337  3,593,925
    Jubilant Life Sciences, Ltd...........................   293,887    440,408
    Jyothy Laboratories, Ltd..............................   374,188  1,010,937
    Kajaria Ceramics, Ltd.................................   156,071    617,554
    Kakinada Fertilizers, Ltd.............................   632,948    116,690

                                     1787

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Kalpataru Power Transmission, Ltd.....................   157,293 $  161,146
    Kansai Nerolac Paints, Ltd............................    10,598    204,792
    Karnataka Bank, Ltd................................... 1,102,239  1,448,921
    Karur Vysya Bank, Ltd.................................   171,693  1,086,066
    Kaveri Seed Co., Ltd..................................    25,347    620,944
    KEC International, Ltd................................   431,173    197,599
    Kesoram Industries, Ltd...............................   135,165    125,328
    Kewal Kiran Clothing, Ltd.............................     1,598     19,400
    Kirloskar Brothers, Ltd...............................       817      2,019
    Kirloskar Oil Engines, Ltd............................   218,179    561,880
    KPIT Cummins Infosystems, Ltd.........................   665,657  1,378,455
    KSB Pumps, Ltd........................................    27,708     92,637
   *KSK Energy Ventures, Ltd..............................    63,482     60,535
    Lakshmi Machine Works, Ltd............................    19,343    562,775
    Lakshmi Vilas Bank, Ltd...............................   264,553    284,850
   *Lanco Infratech, Ltd.................................. 4,879,446    424,133
    Madras Cements, Ltd...................................   388,181  1,024,452
   *Mahanagar Telephone Nigam.............................   887,194    204,587
    Maharashtra Seamless, Ltd.............................   108,527    349,999
    Mahindra & Mahindra Financial Services, Ltd...........   501,725  1,931,369
    Mahindra Holidays & Resorts India, Ltd................    44,697    183,642
    Mahindra Lifespace Developers, Ltd....................    61,546    448,643
    Man Infraconstruction, Ltd............................    29,908     59,692
    Mandhana Industries, Ltd..............................    54,218    205,632
    Mangalore Refinery & Petrochemicals, Ltd..............    46,799     25,010
    Marico, Ltd...........................................   356,926  1,225,672
    MAX India, Ltd........................................   717,463  2,246,236
    McLeod Russel India, Ltd..............................   298,850  1,410,653
   *Mercator, Ltd.........................................   649,167    106,228
    Merck, Ltd............................................    20,801    191,846
    MindTree, Ltd.........................................    55,356    869,816
    MOIL, Ltd.............................................   158,280    490,841
    Monnet Ispat & Energy, Ltd............................    84,484    148,727
    Monsanto India, Ltd...................................    27,206    280,693
    Motherson Sumi Systems, Ltd...........................   942,233  3,126,575
    Motilal Oswal Financial Services, Ltd.................    18,723     24,215
    Mphasis, Ltd..........................................   201,603  1,332,508
    MRF, Ltd..............................................     7,769  1,700,808
   *Nagarjuna Oil Refinery, Ltd...........................   575,408     28,517
    Nahar Capital and Financial Services, Ltd.............     6,766      3,955
    Nahar Polyfilms, Ltd..................................    24,000      5,277
    Natco Pharma, Ltd.....................................    82,080    822,303
    Nava Bharat Ventures, Ltd.............................    13,117     38,849
    Navneet Publications India, Ltd.......................   383,995    362,951
    NCC, Ltd.............................................. 1,585,471    607,185
    NESCO, Ltd............................................    38,589    457,914
    NIIT Technologies, Ltd................................   223,812    884,111
    NIIT, Ltd.............................................   167,888     42,549
    Nitin Fire Protection Industries, Ltd.................   618,739    534,719
    Noida Toll Bridge Co., Ltd............................   180,315     65,301
    Oberoi Realty, Ltd....................................    27,441     90,451
    OCL India, Ltd........................................    51,578    107,026
   *OMAXE, Ltd............................................   384,234    877,703

                                     1788

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Opto Circuits India, Ltd..............................   489,236 $  194,538
    Orchid Chemicals & Pharmaceuticals, Ltd...............   137,657     85,064
    Orient Cement Ltd.....................................   351,095    190,546
    Orient Paper & Industries, Ltd........................   263,681     23,868
    Oriental Bank of Commerce.............................   553,378  1,422,617
    Orissa Minerals Development Co., Ltd..................     9,760    308,292
   *Oswal Chemicals & Fertilizers.........................    29,723      6,606
    Page Industries, Ltd..................................    15,378  1,100,960
   *Panacea Biotec, Ltd...................................    56,319     90,037
   *Parsvnath Developers, Ltd.............................   651,340    301,376
    Peninsula Land, Ltd...................................   409,839    224,112
    Persistent Systems, Ltd...............................    58,118    498,271
   *Peter England Fashions and Retail, Ltd................       515      1,313
    Petronet LNG, Ltd.....................................    53,993    103,448
    Pfizer, Ltd...........................................    17,895    311,035
    Phoenix Mills, Ltd....................................   185,068    739,768
    PI Industries, Ltd....................................    27,020     56,742
    Pidilite Industries, Ltd..............................   680,118  3,015,673
   *Pipavav Defence & Offshore Engineering Co., Ltd....... 1,461,624  1,614,864
    Piramal Enterprises, Ltd..............................   237,828  2,150,915
   *Plethico Pharmaceuticals, Ltd.........................    68,473    100,257
    Polaris Financial Technology, Ltd.....................   228,739    375,602
    Praj Industries, Ltd..................................   112,064     61,429
    Prakash Industries, Ltd...............................    15,110      7,489
    Prestige Estates Projects, Ltd........................   407,526    866,469
   *Prime Focus, Ltd......................................   161,855     79,729
    Prism Cement, Ltd.....................................   652,290    277,431
    Procter & Gamble Hygiene & Health Care, Ltd...........     4,185    193,534
   *PTC India Financial Services, Ltd.....................   665,034    129,342
    PTC India, Ltd........................................ 1,400,495  1,028,774
    Punj Lloyd, Ltd....................................... 1,726,653    755,559
    Punjab & Sind Bank....................................   281,477    220,826
    Radico Khaitan, Ltd...................................   393,977    603,406
    Rain Commodities, Ltd.................................   546,486    313,654
    Rajesh Exports, Ltd...................................   106,849    175,011
    Rallis India, Ltd.....................................   495,799  1,119,117
    Raymond, Ltd..........................................   245,800    752,755
    Redington India, Ltd..................................   801,372    755,902
    REI Agro, Ltd......................................... 3,516,058    589,210
   *REI Six Ten Retail, Ltd...............................   159,806      1,441
    Rolta India, Ltd......................................   700,911    650,078
    Ruchi Soya Industries, Ltd............................   516,585    451,405
    S Mobility, Ltd.......................................    70,822     34,584
    Sadbhav Engineering, Ltd..............................   125,707    145,194
    Sanofi India, Ltd.....................................    24,044    947,312
   *Sanwaria Agro Oils, Ltd...............................   178,625     76,487
    Schneider Electric Infrastructure, Ltd................   252,369    263,624
   *Shipping Corp. of India, Ltd.......................... 1,010,135    488,730
    Shiv-Vani Oil & Gas Exploration Services, Ltd.........     1,193        330
    Shoppers Stop, Ltd....................................   162,262    946,029
    Shree Cement, Ltd.....................................     7,864    569,874
   *Shree Renuka Sugars, Ltd.............................. 2,575,579    726,342
    Simplex Infrastructures, Ltd..........................     1,045      1,050

                                     1789

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
INDIA -- (Continued)
    Sintex Industries, Ltd..............................  1,619,520 $  702,753
   *SITI Cable Network, Ltd.............................    422,005    118,786
    SJVN, Ltd...........................................    530,895    167,581
    SKF India, Ltd......................................     76,599    631,199
    Sobha Developers, Ltd...............................    329,228  1,562,169
    Solar Industries India, Ltd.........................     25,572    346,991
    South Indian Bank, Ltd..............................  1,981,190    748,969
    SREI Infrastructure Finance, Ltd....................    297,648     96,297
    SRF, Ltd............................................    111,948    248,025
    Star Ferro and Cement, Ltd..........................    137,796     11,671
    State Bank of Bikaner & Jaipur......................     80,657    471,546
   *Sterling Biotech, Ltd...............................    305,767     25,057
    Sterlite Technologies, Ltd..........................    745,823    230,006
    Strides Arcolab, Ltd................................    338,221  3,225,908
    Styrolution ABS India, Ltd..........................     23,441    140,547
   *Sun Pharma Advanced Research Co., Ltd...............    545,127  1,117,730
    Sundaram Finance, Ltd...............................     34,562    294,014
    Sundaram-Clayton, Ltd...............................      3,890     18,569
    Sundram Fasteners, Ltd..............................    306,501    170,342
    Supreme Industries, Ltd.............................    174,636    989,997
    Supreme Petrochem, Ltd..............................    103,075    101,313
   *Surana Industries, Ltd..............................     14,879     16,887
   *Suzlon Energy, Ltd..................................  7,128,765    821,355
    Swaraj Engines, Ltd.................................      3,100     24,552
    Syndicate Bank......................................  1,056,596  1,523,714
    Tata Chemicals, Ltd.................................    328,017  1,392,925
    Tata Communications, Ltd............................    478,854  1,164,066
    Tata Communications, Ltd. ADR.......................     95,545    439,507
    Tata Elxsi, Ltd.....................................     51,574    157,635
    Tata Global Beverages, Ltd..........................  1,757,293  4,623,183
    Tata Investment Corp., Ltd..........................     26,714    159,302
   *Tata Teleservices Maharashtra, Ltd..................  2,334,480    255,832
    Tech Mahindra, Ltd..................................    170,401  3,492,973
    Techno Electric & Engineering Co., Ltd..............     55,792     77,308
    Texmaco Rail & Engineering, Ltd.....................    158,653     72,990
    Thermax, Ltd........................................    191,390  1,830,511
    Time Technoplast, Ltd...............................     99,668     60,832
    Timken India, Ltd...................................     42,048    109,566
    Titagarh Wagons, Ltd................................     17,656     21,788
    Torrent Pharmaceuticals, Ltd........................    163,711  1,154,902
    Torrent Pharmaceuticals, Ltd. (B0XPSB8).............    163,711  1,155,196
    Torrent Power, Ltd..................................    255,846    313,087
    Trent, Ltd..........................................     46,357    758,372
    Triveni Turbine, Ltd................................    179,367    140,056
    TTK Prestige, Ltd...................................     29,300  1,741,926
    Tube Investments of India, Ltd......................    428,458    980,420
   *Tulip Telecom, Ltd..................................     73,866      8,958
   *TV18 Broadcast, Ltd.................................  2,751,045    797,244
    TVS Motor Co., Ltd..................................  1,379,292    698,223
    UCO Bank............................................  1,185,324  1,178,906
    Uflex, Ltd..........................................     11,351      9,673
    Unichem Laboratories, Ltd...........................    226,126    616,907
   *Unitech, Ltd........................................ 12,550,150  3,432,539

                                     1790

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
INDIA -- (Continued)
    United Bank of India.............................     473,585 $    276,042
    United Phosphorus, Ltd...........................   1,580,493    3,309,940
    Usha Martin, Ltd.................................     643,299      244,222
   *Uttam Galva Steels, Ltd..........................     115,379       86,090
   *Uttam Value Steels, Ltd..........................      42,051        4,793
    V-Guard Industries, Ltd..........................      81,775      712,915
    Vakrangee Software, Ltd..........................     248,016      195,827
   *Vardhman Special Steels, Ltd.....................      15,258        3,441
    Vardhman Textiles, Ltd...........................      79,246      370,099
    Vesuvius India, Ltd..............................       1,802       10,906
    Videocon Industries, Ltd.........................     577,596    1,614,005
    Vijaya Bank......................................   1,183,699      782,577
    VIP Industries, Ltd..............................     280,314      213,927
    Voltas, Ltd......................................     926,356    1,194,649
    VST Industries, Ltd..............................      15,968      420,622
    WABCO India, Ltd.................................       8,387      238,287
    Welspun Corp., Ltd...............................     693,755      412,149
    Wyeth, Ltd.......................................      39,587      442,603
    Zensar Technologies, Ltd.........................     104,999      380,893
    Zuari Agro Chemicals, Ltd........................      42,970       57,326
    Zuari Global, Ltd................................      32,457       23,691
    Zydus Wellness, Ltd..............................      64,359      649,175
                                                                  ------------
TOTAL INDIA..........................................              250,793,991
                                                                  ------------
INDONESIA -- (4.0%)
    Ace Hardware Indonesia Tbk PT....................  21,170,000    1,483,771
    Adhi Karya Persero Tbk PT........................   8,423,000    2,519,214
   *Agis Tbk PT......................................  12,930,500      477,715
    Agung Podomoro Land Tbk PT.......................  32,619,000    1,047,088
    AKR Corporindo Tbk PT............................  13,595,200    5,708,735
    Alam Sutera Realty Tbk PT........................  78,688,000    5,351,364
    Aneka Tambang Persero Tbk PT.....................  27,240,000    3,073,624
    Arwana Citramulia Tbk PT.........................  13,466,000    1,087,536
    Asahimas Flat Glass Tbk PT.......................     983,000      755,350
    Astra Graphia Tbk PT.............................   2,211,000      285,961
   *Bakrie and Brothers Tbk PT....................... 319,498,500    1,554,359
    Bakrie Sumatera Plantations Tbk PT...............  69,505,000      351,727
   *Bakrie Telecom Tbk PT............................  80,514,398      391,819
   *Bakrieland Development Tbk PT.................... 204,925,750      995,587
    Bank Bukopin Tbk PT..............................  24,854,666    1,593,781
   *Bank Pan Indonesia Tbk PT........................  16,708,000    1,023,713
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT.........................................  15,554,000    1,604,247
   *Bank Permata Tbk PT..............................     293,000       46,258
    Bank Tabungan Negara Persero Tbk PT..............  21,823,749    2,212,157
   *Barito Pacific Tbk PT............................  11,088,500      457,960
   *Benakat Petroleum Energy Tbk PT..................  77,552,500      950,722
    Berau Coal Energy Tbk PT.........................  31,804,500      481,944
   *Berlian Laju Tanker Tbk PT.......................  35,106,366           --
    Bhakti Investama Tbk PT.......................... 113,208,900    4,833,406
    Bisi International PT............................   8,967,500      540,942
   *Borneo Lumbung Energi & Metal Tbk PT.............  25,291,500      726,782
   *Budi Acid Jaya Tbk PT............................   5,947,000       55,517
   *Bumi Resources Minerals Tbk PT...................   7,618,000      162,443

                                     1791

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
    Bumi Serpong Damai PT...............................     555,200 $   85,135
    BW Plantation Tbk PT................................  11,348,000    806,017
   *Central Proteinaprima Tbk PT........................  21,920,000    106,641
   *Chandra Asri Petrochemical Tbk PT...................      13,500      3,468
    Charoen Pokphand Indonesia Tbk PT...................   6,711,500  2,805,711
    Ciputra Development Tbk PT..........................  59,766,080  6,689,467
    Ciputra Property Tbk PT.............................  17,721,000  1,583,772
    Ciputra Surya Tbk PT................................   6,071,500  1,577,118
    Citra Marga Nusaphala Persada Tbk PT................  12,250,000  3,658,390
    Clipan Finance Indonesia Tbk PT.....................   1,482,000     56,610
   *Darma Henwa Tbk PT..................................  72,303,600    351,757
   *Davomas Abadi Tbk PT................................  37,629,500         --
   *Delta Dunia Makmur Tbk PT...........................  36,242,000    408,681
    Elnusa Tbk PT.......................................   6,082,500    153,725
   *Energi Mega Persada Tbk PT.......................... 238,707,500  2,434,751
   *Erajaya Swasembada Tbk PT...........................   3,132,000    529,965
    Ever Shine Textile Tbk PT...........................   3,654,640     59,918
   *Exploitasi Energi Indonesia Tbk PT..................  50,011,000  1,313,880
   *Fajar Surya Wisesa Tbk PT...........................     672,500    160,294
    Gajah Tunggal Tbk PT................................  11,176,500  2,851,487
   *Garda Tujuh Buana Tbk PT............................     224,500     48,056
   *Garuda Indonesia Persero Tbk PT.....................  27,753,000  1,349,646
    Gozco Plantations Tbk PT............................  12,307,700    145,801
   *Hanson International Tbk PT.........................  29,090,500  1,780,056
    Harum Energy Tbk PT.................................   5,907,500  1,494,072
    Hexindo Adiperkasa Tbk PT...........................   1,496,000    727,455
    Holcim Indonesia Tbk PT.............................   5,818,000  1,484,984
   *Indah Kiat Pulp & Paper Corp. Tbk PT................  16,731,500  1,692,810
    Indika Energy Tbk PT................................  11,053,000    666,155
    Indo-Rama Synthetics Tbk PT.........................     485,000     58,779
   *Inovisi Infracom Tbk PT.............................   1,614,667    229,051
    Intiland Development Tbk PT.........................  27,457,032  1,067,080
    Japfa Comfeed Indonesia Tbk PT......................  24,470,000  2,901,742
    Jaya Real Property Tbk PT...........................   1,967,500    947,862
    Kawasan Industri Jababeka Tbk PT.................... 110,952,445  3,123,417
    Krakatau Steel Persero Tbk PT.......................  11,548,000    545,387
   *Lippo Cikarang Tbk PT...............................   2,907,500  1,779,166
    Malindo Feedmill Tbk PT.............................   7,671,000  2,328,067
    Matahari Putra Prima Tbk PT.........................  12,660,128  2,985,956
    Mayora Indah Tbk PT.................................   2,815,500  8,756,270
    Medco Energi Internasional Tbk PT...................   9,728,000  1,694,158
    Media Nusantara Citra Tbk PT........................     853,485    257,178
    Mitra Adiperkasa Tbk PT.............................   7,113,000  4,015,709
   *Mitra International Resources Tbk PT................   6,855,000     39,298
    Modern Internasional Tbk PT.........................   4,017,800    351,309
   *Modernland Realty Tbk PT............................   8,535,500    680,959
    Multipolar Corp. Tbk PT.............................  34,761,000  1,792,051
    Multistrada Arah Sarana Tbk PT......................   6,875,500    267,450
    Nippon Indosari Corpindo Tbk PT.....................     696,500    491,308
   *Nusantara Infrastructure Tbk PT.....................  38,900,500    889,338
    Pabrik Kertas Tjiwi Kimia Tbk PT....................     557,500    102,367
    Pakuwon Jati Tbk PT.................................  70,747,200  2,614,107
    Pan Brothers Tbk PT.................................     207,000     10,677

                                     1792

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
INDONESIA -- (Continued)
   *Panasia Indo Resources Tbk PT....................      79,000 $      4,958
   *Panin Financial Tbk PT...........................  98,786,000    1,793,633
    Panin Insurance Tbk PT...........................   8,124,500      552,961
    Panin Sekuritas Tbk PT...........................      31,500       15,522
    Pembangunan Perumahan Persero Tbk PT.............  13,996,500    1,930,470
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT.........................................  19,487,000    2,121,671
   *Petrosea Tbk PT..................................   4,048,000      468,167
   *Polaris Investama Tbk PT.........................   2,730,500      259,036
   *Polychem Indonesia Tbk PT........................   5,392,000      136,193
    PT Texmaco Jaya Tbk..............................      93,000           --
    Ramayana Lestari Sentosa Tbk PT..................  23,532,000    3,017,255
   *Resource Alam Indonesia Tbk PT...................   2,594,000      365,684
    Salim Ivomas Pratama Tbk PT......................   6,690,000      449,484
   *Samindo Resources Tbk PT.........................     879,750       38,964
    Sampoerna Agro PT................................   5,147,500      783,815
    Samudera Indonesia Tbk PT........................     142,500       48,182
    Selamat Sempurna Tbk PT..........................   5,414,500    1,290,335
   *Sentul City Tbk PT............................... 198,365,500    4,821,387
    Sinar Mas Agro Resources and Technology Tbk PT...   1,037,460      847,812
   *Sugih Energy Tbk PT..............................  48,115,000    1,962,756
    Summarecon Agung Tbk PT..........................  67,493,064    6,563,327
   *Sunson Textile Manufacturer Tbk PT...............   2,325,500       24,098
   *Surabaya Agung Industri Pulp & Kertas Tbk PT.....      64,500        1,255
    Surya Dumai Industri Tbk.........................   3,298,500           --
    Surya Semesta Internusa Tbk PT...................  30,722,000    2,806,333
    Suryainti Permata Tbk PT.........................   7,252,000           --
    Tiga Pilar Sejahtera Food Tbk....................  15,893,000    2,025,077
    Timah Persero Tbk PT.............................  14,327,500    1,599,356
    Total Bangun Persada Tbk PT......................  10,659,500    1,036,026
   *Tower Bersama Infrastructure Tbk PT..............   1,804,000      999,956
   *Trada Maritime Tbk PT............................  38,168,513    5,047,501
    Trias Sentosa Tbk PT.............................  38,725,600    1,190,193
   *Trimegah Securities Tbk PT.......................   9,741,000       72,074
   *Truba Alam Manunggal Engineering PT..............  21,316,500      103,705
    Tunas Baru Lampung Tbk PT........................  11,087,000      500,661
    Tunas Ridean Tbk PT..............................  13,838,000    1,009,713
    Ultrajaya Milk Industry & Trading Co. Tbk PT.....   3,595,500    1,642,200
    Unggul Indah Cahaya Tbk PT.......................      48,239        9,622
    Wijaya Karya Persero Tbk PT......................  16,679,500    3,367,308
                                                                  ------------
TOTAL INDONESIA......................................              161,634,920
                                                                  ------------
ISRAEL -- (0.0%)
    Feuchtwanger Investments, Ltd....................       4,200           --
    Knafaim Holdings, Ltd............................         578        1,481
   *Knafaim Holdings, Ltd. (6482527).................      19,085       45,219
   *Metis Capital, Ltd...............................         919           --
                                                                  ------------
TOTAL ISRAEL.........................................                   46,700
                                                                  ------------
MACEDONIA -- (0.0%)
    Daeho International Corp.........................         543           --
    Hankook Synthetics, Inc..........................         550           --

                                     1793

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
MACEDONIA -- (Continued)
    ZeroOne Interactive Co., Ltd........................      3,200 $       --
                                                                    ----------
TOTAL MACEDONIA.........................................                    --
                                                                    ----------
MALAYSIA -- (5.5%)
    Adventa Bhd.........................................      4,600      1,057
    Aeon Co. M Bhd......................................  1,071,100  5,118,503
    Aeon Credit Service M Bhd...........................     46,800    262,530
    Affin Holdings Bhd..................................  1,174,500  1,529,980
   *Alam Maritim Resources Bhd..........................  2,520,300  1,147,798
    Allianz Malaysia Bhd................................      3,600     11,046
    Amway Malaysia Hldgs................................    399,300  1,497,677
    Ann Joo Resources Bhd...............................  1,116,650    447,318
    Anson Perdana Berhad................................     10,000         --
    APM Automotive Holdings Bhd.........................    418,300    693,802
    Asas Dunia BHD......................................    100,400     52,670
    Benalec Holdings BHD................................  3,915,600  1,604,094
    Berjaya Assets BHD..................................    810,100    216,837
    Berjaya Corp. Bhd................................... 17,080,700  3,050,442
    Berjaya Land Bhd....................................  3,734,000  1,046,725
    BIMB Holdings Bhd...................................  2,608,800  3,229,649
    Bintulu Port Holdings Bhd...........................     25,900     58,720
    BLD Plantation Bhd..................................     21,400     57,032
    Bonia Corp. Bhd.....................................     21,400     18,591
   *Boustead Heavy Industries Corp. Bhd.................      5,400      4,073
    Boustead Holdings Bhd...............................    999,572  1,617,699
    Bursa Malaysia Bhd..................................  3,459,000  8,299,022
    Cahya Mata Sarawak Bhd..............................  1,012,300  1,677,536
    Can-One Bhd.........................................    425,200    434,836
    Carlsberg Brewery Malaysia Bhd Class B..............    982,500  4,452,049
    Carotech Berhad.....................................    230,650      1,422
    CB Industrial Product Holding Bhd...................  1,242,620  1,049,354
    Chin Teck Plantations BHD...........................     33,000     92,077
    Coastal Contracts Bhd...............................    871,366    722,156
    CSC Steel Holdings Bhd..............................    564,800    226,278
    Cycle & Carriage Bintang BHD........................     15,000     11,549
    Cypark Resources Bhd................................    959,600    596,773
    Daibochi Plastic & Packaging Industry Bhd...........     46,200     48,835
    Datuk Keramik Holdings Berhad.......................     24,000         --
    Daya Materials Bhd..................................  4,079,600    314,099
    Dayang Enterprise Holdings Bhd......................  1,068,131  1,572,729
    DiGi.Com Bhd........................................    226,300    324,223
    Dijaya Corp. Bhd....................................  1,777,800    969,459
    DRB-Hicom Bhd.......................................  6,113,000  4,783,709
    Dutch Lady Milk Industries BHD......................    136,600  1,941,041
    Eastern & Oriental Bhd..............................  5,551,900  3,405,540
    ECM Libra Financial Group Bhd.......................    444,266    113,035
    Eng Kah Corp. Bhd...................................     21,890     20,775
    Evergreen Fibreboard Bhd............................  1,239,400    194,766
    Eversendai Corp. Bhd................................    821,200    381,936
    Faber Group BHD.....................................  1,564,500    850,953
    FAR East Holdings BHD...............................     61,500    137,321
    Fountain View Development Berhad....................    808,200         --
    Fraser & Neave Holdings Bhd.........................    145,000    818,152

                                     1794

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    George Kent Malaysia BHD..............................    34,200 $   11,899
    Globetronics Technology BHD........................... 1,003,060    794,332
    Glomac Bhd............................................ 2,341,500    866,144
   *Golden Plus Holding BHD...............................   216,000         --
   *Goldis BHD............................................   586,677    359,942
   *Green Packet Bhd......................................   347,100     35,789
    Guan Chong Bhd........................................   212,100    111,145
    Guinness Anchor Bhd...................................   798,400  4,429,608
    GuocoLand Malaysia Bhd................................ 1,164,900    419,668
    Hai-O Enterprise BHD..................................   638,980    527,871
    HAP Seng Consolidated Bhd............................. 5,774,540  3,522,243
    Hap Seng Plantations Holdings Bhd..................... 1,468,600  1,217,459
    Hartalega Holdings Bhd................................ 1,461,900  2,929,466
    Hiap Teck Venture Bhd.................................   220,800     38,424
   *HO WAH Genting BHD.................................... 3,176,000    220,361
    Hock Seng LEE BHD..................................... 1,253,616    769,524
    Hong Leong Industries Bhd.............................   605,900    972,421
   *Hovid Bhd.............................................   922,600     68,384
    Hua Yang Bhd..........................................   823,800    787,635
    Hunza Properties Bhd..................................   291,300    184,852
    HwangDBS Malaysia BHD.................................   476,900    556,070
    IGB Corp. Bhd......................................... 5,558,855  4,337,561
    IGB REIT..............................................   231,738     89,942
    IJM Land Bhd.......................................... 2,958,100  2,587,859
    IJM Plantations Bhd................................... 1,615,100  1,494,275
    Inch Kenneth Kajang Rubber............................ 1,045,300    289,855
    Insas Bhd............................................. 2,166,381    353,743
    Integrated Logistics Bhd..............................   260,515    142,223
    Integrax BHD..........................................    36,600     19,728
    Iris Corp. Bhd........................................ 5,978,600    368,454
   *JAKS Resources Bhd.................................... 2,839,900    402,418
    Jaya Tiasa Holdings BHD............................... 1,610,727  1,038,488
    JCY International Bhd................................. 3,465,600    699,636
    JobStreet Corp. Bhd...................................    26,700     33,656
    JT International Bhd..................................   554,100  1,135,188
    K&N Kenanga Holdings BHD (6486615).................... 1,205,860    227,306
    K&N Kenanga Holdings BHD (B987B91)....................    79,091         14
   *Karambunai Corp. Bhd.................................. 4,654,100    172,461
    Keck Seng Malaysia Bhd................................   828,150  1,292,112
    Kian JOO CAN Factory BHD.............................. 1,893,880  1,658,665
    Kim Loong Resources Bhd...............................   292,760    218,482
    Kimlun Corp. Bhd......................................   477,800    294,201
   *Kinsteel Bhd.......................................... 1,980,800    183,243
    KLCC Property Holdings Bhd............................   926,400  1,873,361
   *KNM Group Bhd......................................... 8,323,750  1,141,303
    Kossan Rubber Industries.............................. 1,338,600  2,392,216
    KPJ Healthcare Bhd.................................... 3,539,950  7,191,819
    KSK Group Bhd......................................... 3,263,700    628,857
   *KSL Holdings BHD...................................... 1,155,566    723,543
   *KUB Malaysia BHD...................................... 1,353,500    196,358
    Kulim Malaysia BHD.................................... 1,768,800  1,941,604
   *Kumpulan Europlus Bhd................................. 2,066,200    789,388
    Kumpulan Fima BHD.....................................   897,450    569,404

                                     1795

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                       ---------- ----------
MALAYSIA -- (Continued)
    Kumpulan Perangsang Selangor Bhd..................  1,011,800 $  558,088
    Kwantas Corp. BHD.................................    390,200    242,371
   *Land & General BHD................................  4,000,000    560,356
   *Landmarks BHD.....................................  1,173,400    419,120
    LBS Bina Group Bhd................................  1,354,800    555,105
    Lingkaran Trans Kota Holdings Bhd.................    999,500  1,356,850
   *Lion Corp. Bhd....................................    535,800     35,589
    Lion Industries Corp. Bhd.........................  2,926,600    902,970
    LPI Capital Bhd...................................    110,680    516,432
    Mah Sing Group Bhd................................  5,525,624  4,154,249
    Malayan Flour Mills Bhd...........................  1,546,650    629,016
    Malaysia Building Society.........................  1,367,300  1,306,443
   *Malaysian Airline System Bhd...................... 31,866,900  2,991,265
    Malaysian Bulk Carriers Bhd.......................  2,354,600  1,348,992
    Malaysian Pacific Industries Bhd..................    364,713    294,278
    Malaysian Resources Corp. Bhd.....................  9,450,949  4,246,576
    Mancon Berhad.....................................     12,000         --
    Masterskill Education Group Bhd...................    123,600     19,613
    MBM Resources BHD.................................  1,157,096  1,295,022
    Media Chinese International, Ltd..................  2,639,700    903,291
    Media Prima Bhd...................................  5,854,603  4,898,193
    Mega First Corp. BHD..............................    404,800    210,927
    MEMS Technology Berhad............................  1,917,000         --
    MHC Plantations Bhd...............................     22,300      7,148
    MK Land Holdings BHD..............................    775,500     84,903
    MKH BHD...........................................    869,592    669,988
    MNRB Holdings Bhd.................................    717,300    770,685
    Mudajaya Group Bhd................................  1,568,366  1,280,450
    Muhibbah Engineering M Bhd........................  2,587,950  1,871,129
   *Mulpha International Bhd.......................... 11,068,000  1,449,192
    Multi-Purpose Holdings BHD........................  1,807,300  2,150,609
    My EG Services Bhd................................  1,961,900  1,098,906
    Naim Holdings Bhd.................................  1,068,800  1,267,910
    NCB Holdings Bhd..................................  1,147,200  1,636,436
    Nikko Electronics Berhad..........................     36,600         --
    NTPM Holdings Bhd.................................  1,203,180    205,704
    Oldtown Bhd.......................................    911,200    781,205
    Oriental Holdings BHD.............................    189,300    564,648
    OSK Holdings BHD..................................  2,997,470  1,564,352
    Pacific & Orient BHD..............................    231,100    106,115
    Padini Holdings Bhd...............................  2,737,400  1,491,801
    Panasonic Manufacturing Malaysia BHD..............    157,184  1,254,386
    Panglobal Berhad..................................     14,000         --
    Paramount Corp. Bhd...............................    310,100    152,909
    Parkson Holdings Bhd..............................  1,255,200  1,394,117
    PBA Holdings BHD..................................    233,300     62,855
    Pelikan International Corp. Bhd...................    768,519    104,208
   *Perdana Petroleum Bhd.............................  2,492,600  1,420,750
   *Perisai Petroleum Teknologi Bhd...................  5,219,500  2,364,676
    Perusahaan Sadur Timah Malay......................      5,000      5,453
    Pharmaniaga Bhd...................................    162,360    229,568
    Pie Industrial BHD................................    140,100    198,616
    PJ Development Holdings Bhd.......................  1,285,800    382,640

                                     1796

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    POS Malaysia BHD...................................... 2,861,100 $4,318,516
    Press Metal Bhd....................................... 1,107,400    784,638
    Prime Utilities Berhad................................     3,000         --
    Protasco Bhd..........................................   457,600    187,256
    Puncak Niaga Holding Bhd.............................. 1,019,520    760,839
    QL Resources Bhd...................................... 2,213,720  2,353,499
    RCE Capital Bhd....................................... 1,535,850    131,496
    Rimbunan Sawit Bhd.................................... 2,445,900    603,266
    Salcon Bhd............................................ 2,474,700    480,873
    Sarawak Oil Palms Bhd.................................   415,860    715,292
    Sarawak Plantation Bhd................................   106,600     85,470
    Scientex BHD..........................................    28,762     46,889
   *Scomi Group Bhd....................................... 7,933,200    953,327
    SEG International BHD.................................   273,500    132,310
    Selangor Dredging Bhd................................. 1,118,200    347,561
    Selangor Properties Bhd...............................   151,500    189,202
    Shangri-La Hotels Malaysia Bhd........................   304,400    652,876
    Shell Refining Co. Federation of Malaya Bhd...........    30,000     76,791
    SHL Consolidated BHD..................................   277,400    158,247
    Southern Acids Malaysia BHD...........................    41,000     35,147
    SRI Hartemas Berhad...................................    65,000         --
    Star Publications Malaysia Bhd........................ 1,115,300    928,520
    Subur Tiasa Holdings Bhd..............................   386,085    230,261
    Sunway Bhd............................................ 4,862,860  4,937,683
    Supermax Corp. Bhd.................................... 3,385,700  2,161,003
    Suria Capital Holdings Bhd............................   672,900    375,264
    Syarikat Takaful Malaysia Bhd.........................   345,700    821,180
   *Symphony Life Bhd.....................................   761,430    270,013
    Ta Ann Holdings Bhd...................................   906,408  1,074,507
    TA Enterprise Bhd..................................... 7,373,300  1,477,997
    TA Global Bhd......................................... 3,737,340    333,969
    TAHPS Group Bhd.......................................     4,000      7,013
    TAN Chong Motor Holdings BHD.......................... 1,604,200  3,302,663
    Tasek Corp. Bhd.......................................    75,900    373,386
    TDM BHD............................................... 3,838,400  1,006,517
   *Tebrau Teguh Bhd...................................... 2,093,400    851,134
   *TH Heavy Engineering Bhd.............................. 5,606,600  1,407,234
    TH Plantations Bhd.................................... 1,619,060    917,158
    Three-A Resources BHD.................................    11,100      3,591
   *Time dotCom Bhd....................................... 1,821,888  2,097,318
    Top Glove Corp. Bhd................................... 2,606,060  4,731,330
    Tradewinds Corp. Bhd.................................. 1,012,900    340,563
    TRC Synergy Bhd.......................................   155,520     28,715
    TSH Resources Bhd..................................... 2,128,500  1,483,084
    Uchi Technologies Bhd................................. 1,311,600    520,667
    Unico-Desa Plantations Bhd............................ 1,853,775    605,444
    Unisem M Bhd.......................................... 3,564,990    988,732
    United Malacca Bhd....................................   396,150    904,691
    United Plantations BHD................................   502,000  4,033,236
    UOA Development Bhd................................... 2,687,700  2,013,718
    VS Industry Bhd.......................................   344,026    132,410
    Wah Seong Corp. Bhd................................... 2,092,335  1,232,621
    WCT Holdings Bhd...................................... 4,917,640  3,727,219

                                     1797

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
    Wellcall Holdings Bhd...............................    18,000 $     14,033
    Wing Tai Malaysia BHD...............................   620,000      482,143
    WTK Holdings BHD.................................... 2,235,200      825,587
    Yinson Holdings BHD.................................   455,700      688,047
    YNH Property Bhd.................................... 1,294,998      746,343
    YTL E-Solutions BHD................................. 3,485,600      723,867
   *YTL Land & Development BHD.......................... 1,286,200      423,922
    Zhulian Corp. Bhd...................................   858,433      862,988
                                                                   ------------
TOTAL MALAYSIA..........................................            221,531,839
                                                                   ------------
MEXICO -- (3.5%)
   #Alsea S.A.B. de C.V................................. 3,063,571    8,473,975
    Arca Continental S.A.B. de C.V......................   888,168    6,650,438
  #*Axtel S.A.B. de C.V................................. 6,727,413    2,301,681
   #Banregio Grupo Financiero S.A.B. de C.V............. 1,042,136    6,306,135
   *Bio Pappel S.A.B. de C.V............................   431,127      880,970
    Bolsa Mexicana de Valores S.A.B. de C.V............. 2,433,199    6,532,219
   #Cia Minera Autlan S.A.B. de C.V. Series B...........   472,915      270,285
   #Compartamos S.A.B. de C.V........................... 3,957,362    7,157,038
   *Consorcio ARA S.A.B. de C.V. Series *............... 6,086,557    2,292,094
    Corp. Actinver S.A.B. de C.V........................    10,600       10,872
  #*Corp. GEO S.A.B. de C.V. Series B................... 3,194,830      445,229
   *Corp. Interamericana de Entretenimiento S.A.B. de
     C.V. Class B.......................................   960,372      652,642
   *Corp. Mexicana de Restaurantes S.A.B. de C.V........     1,323          491
    Corp. Moctezuma S.A.B. de C.V. Series *.............   861,300    2,690,562
    Corporativo Fragua S.A.B. de C.V....................         3           53
    Corporativo GBM S.A.B. de C.V.......................    22,477       15,820
  #*Desarrolladora Homex S.A.B. de C.V.................. 1,235,743      364,741
   *Desarrolladora Homex S.A.B. de C.V. ADR.............    38,266       66,200
    Empaques Ponderosa SA de CV.........................   206,000           --
  #*Empresas ICA S.A.B. de C.V.......................... 2,697,000    5,663,114
   *Empresas ICA S.A.B. de C.V. Sponsored ADR...........   697,734    5,867,943
  #*Financiera Independencia S.A.B. de C.V..............   215,935       84,191
  #*Genomma Lab Internacional S.A.B. de C.V. Class B.... 5,456,609   12,790,579
   *Gruma S.A.B. de C.V. Class B........................ 1,548,765    8,204,141
   *Gruma S.A.B. de C.V. Sponsored ADR..................    33,070      697,777
  #*Grupo Aeromexico S.A.B. de C.V......................   554,742      728,784
   #Grupo Aeroportuario del Centro Norte S.A.B. de
     C.V................................................ 1,075,375    3,692,701
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR..........................................     3,642      100,264
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR...............................................    16,744      874,539
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B...........................................   974,223    5,085,920
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.. 16,100 1,907,206 #Grupo Aeroportuario del Sureste S.A.B. de C.V.
     Class B............................................   226,196    2,682,954
  #*Grupo Cementos de Chihuahua S.A.B. de C.V...........   822,000    2,637,299
   *Grupo Famsa S.A.B. de C.V. Class A.................. 1,471,805    2,772,436
   #Grupo Herdez S.A.B. de C.V. Series *................   988,232    3,172,958
    Grupo Industrial Maseca S.A.B. de C.V. Class B......   578,600      951,291
    Grupo Industrial Saltillo S.A.B. de C.V.............   214,861      444,937
  #*Grupo KUO S.A.B. de C.V. Series B...................   542,613    1,147,016
  #*Grupo Pochteca S.A.B. de C.V........................   528,534      864,011
    Grupo Posadas S.A.B. de C.V.........................   198,900      375,680
   *Grupo Qumma S.A. de C.V. Series B...................   105,334           --
  #*Grupo Simec S.A.B. de C.V. Series B.................   753,975    2,973,339

                                     1798

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
   *Grupo Simec S.A.B. de C.V. Sponsored ADR..........       5,180 $     61,797
   *Grupo Sports World S.A.B. de C.V..................     257,079      368,528
    Industrias Bachoco S.A.B. de C.V. ADR.............       8,608      345,783
    Industrias Bachoco S.A.B. de C.V. Series B........     354,096    1,185,148
   *Industrias CH S.A.B. de C.V. Series B.............   1,297,589    8,318,223
   *Inmuebles Carso S.A.B. de C.V.....................     340,447      308,122
    Megacable Holdings S.A.B. de C.V..................     374,439    1,110,763
    Organizacion Cultiba S.A.B. de C.V................      30,600       81,455
   *Promotora y Operadora de Infraestructura S.A.B.
     de C.V...........................................   1,385,568   14,541,535
   #Qualitas Controladora S.A.B. de C.V...............      12,200       33,431
   *Sanluis Corp. S.A.B. de C.V.......................       4,642           --
   *Sanluis Corp. S.A.B. de C.V. Class B..............       4,642           --
    Sanluis Rassini S.A.P.I. de C.V. Series A.........       3,300           --
   *Savia SA Class A..................................     610,700           --
    TV Azteca S.A.B. de C.V...........................   7,046,406    3,337,633
  #*Urbi Desarrollos Urbanos S.A.B. de C.V............   2,371,991      295,274
   *Vitro S.A.B. de C.V. Series A.....................     736,702    1,496,735
                                                                   ------------
TOTAL MEXICO..........................................              140,314,952
                                                                   ------------
PHILIPPINES -- (1.4%)
    A Soriano Corp....................................   3,430,211      560,239
    Aboitiz Equity Ventures, Inc......................     563,340      652,452
    Alsons Consolidated Resources, Inc................   3,647,000      113,645
    Atlas Consolidated Mining & Development...........   3,165,000    1,049,180
   *Belle Corp........................................  21,323,500    2,525,667
    Cebu Air, Inc.....................................   1,087,210    1,573,349
    Cebu Holdings, Inc................................   3,291,900      446,043
    China Banking Corp................................     563,772      802,182
    COL Financial Group, Inc..........................     130,900       55,887
    EEI Corp..........................................   1,908,600      570,385
   *Empire East Land Holdings, Inc....................  20,479,000      447,678
    Filinvest Development Corp........................   3,314,322      379,717
    Filinvest Land, Inc...............................  72,127,577    2,953,547
    First Gen Corp....................................   6,228,000    2,638,732
    First Philippine Holdings Corp....................   1,573,240    3,115,401
   *Ginebra San Miguel, Inc...........................     771,000      248,559
   *Global-Estate Resorts, Inc........................  10,262,000      396,496
    House of Investments, Inc.........................     100,000       16,893
    Jollibee Foods Corp...............................     415,748    1,483,751
    Lafarge Republic, Inc.............................   2,335,282      561,213
    Leisure & Resorts World Corp......................     877,700      162,889
   *Lepanto Consolidated Mining.......................  28,025,000      413,021
    Lopez Holdings Corp...............................  10,173,900    1,188,982
    Macroasia Corp....................................     447,500       25,077
   *Manila Mining Corp................................ 129,562,500       95,509
    Manila Water Co., Inc.............................   4,229,100    3,168,686
    Megawide Construction Corp........................     887,902      336,884
    Megaworld Corp....................................  16,305,000    1,214,849
    Metro Pacific Corp. Series A......................   1,827,193           --
    Pepsi-Cola Products Philippines, Inc..............   5,782,200      782,621
   *Philex Petroleum Corp.............................     337,200      100,905
   *Philippine Bank of Communications.................      58,904       23,587
   *Philippine National Bank..........................     811,355    1,517,653

                                     1799

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
PHILIPPINES -- (Continued)
   *Philippine National Construction Corp.............     173,000 $    19,519
    Philippine Savings Bank...........................     356,863   1,109,259
    Philippine Stock Exchange, Inc....................      92,710     833,071
    Philippine Townships, Inc.........................     318,732      34,860
    Philodrill Corp................................... 262,800,000     248,072
    Philtown Properties, Inc..........................     111,562       3,956
    Philweb Corp......................................   2,833,440     965,552
    Phinma Corp.......................................     135,549      43,683
    Phoenix Petroleum Philippines, Inc................     892,880     114,080
    RFM Corp..........................................   8,590,268     969,009
    Rizal Commercial Banking Corp.....................   1,474,940   1,820,097
    Robinsons Land Corp...............................   6,100,905   3,197,543
    San Miguel Pure Foods Co., Inc....................      42,030     231,214
    Security Bank Corp................................     984,610   3,264,548
    Semirara Mining Corp..............................     345,210   1,977,993
    Shang Properties, Inc.............................   1,759,970     137,235
    SM Development Corp...............................  17,568,317   3,293,651
    Trans-Asia Oil & Energy Development...............   9,537,000     548,851
    Union Bank Of Philippines.........................     717,530   2,213,816
    Universal Rightfield Property Holdings, Inc.......   1,062,000          --
    Universal Robina Corp.............................   1,272,895   3,642,865
    Vista Land & Lifescapes, Inc......................  19,893,500   2,631,869
                                                                   -----------
TOTAL PHILIPPINES.....................................              56,922,422
                                                                   -----------
POLAND -- (1.8%)
    Action SA.........................................       2,396      27,815
   *Agora SA..........................................     260,834     638,566
   *Alchemia SA.......................................     317,833     493,934
   *AmRest Holdings SE................................      55,733   1,526,720
    Apator SA.........................................      47,544     445,029
    Asseco Poland SA..................................     546,118   7,786,965
    Atende SA.........................................      16,406       6,712
    ATM SA............................................      64,541     230,523
   *Bank Millennium SA................................      44,376      86,119
   *Bioton SA.........................................  12,897,347     161,409
   *Boryszew SA.......................................   8,964,449   1,286,461
    Budimex SA........................................      69,320   2,075,135
    CCC SA............................................      82,109   2,411,475
   *CD Projekt Red SA.................................     621,575   2,079,734
   *Ciech SA..........................................     257,417   2,007,528
   *Cinema City International NV......................      53,690     503,890
   *City Interactive SA...............................      35,681     177,179
    ComArch SA........................................       2,740      70,248
   *Cyfrowy Polsat SA.................................         682       4,530
    Dom Development SA................................       4,673      55,530
    Elektrobudowa SA..................................       8,568     351,017
    Emperia Holding SA................................      57,819   1,169,973
    Enea SA...........................................       5,850      24,736
    Fabryki Mebli Forte SA............................      48,823     379,468
   *Famur SA..........................................     317,910     542,607
   *Farmacol SA.......................................      50,868     761,321
    Firma Oponiarska Debica SA........................      29,862     609,426
    Getin Holding SA..................................   2,234,932   2,199,642

                                     1800

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
POLAND -- (Continued)
   *Getin Noble Bank SA.................................  1,636,305 $ 1,048,210
    Grupa Azoty SA......................................     94,421   1,923,916
    Grupa Kety SA.......................................     39,997   1,855,380
   *Grupa Lotos SA......................................    527,927   5,444,806
   *Hawe SA.............................................    383,336     317,174
   *Impexmetal SA.......................................    707,117     530,423
    Inter Cars SA.......................................     14,871     682,611
  #*Kernel Holding SA...................................    188,341   2,939,679
    Koelner SA..........................................        800       2,511
    Kopex SA............................................    154,843     500,329
   *KRUK SA.............................................      7,011     143,014
   *LC Corp. SA.........................................      9,839       5,496
    Lentex SA...........................................    121,070     187,303
    LPP SA..............................................      1,432   3,131,858
   *Lubelski Wegiel Bogdanka SA.........................    244,249   8,043,387
   *MCI Management SA...................................    132,694     342,420
   *Mostostal Warszawa SA...............................      1,072       1,605
  #*Netia SA............................................  1,603,223   2,282,911
    Neuca SA............................................      7,634     422,414
    Orbis SA............................................    130,535   1,410,339
    Pelion SA...........................................     40,802   1,041,741
   *Petrolinvest SA.....................................  1,030,061     135,828
   *Pfleiderer Grajewo SA...............................     22,957     132,986
   *Polimex-Mostostal SA................................  3,287,314     164,709
   *Polnord SA..........................................     82,390     141,677
   *Polski Koncern Miesny Duda SA.......................    719,202     163,173
   *PZ Cormay SA........................................    141,320     518,823
    Qumak SA............................................        894       3,336
   *Rafako SA...........................................    236,205     353,398
   *Rovese SA...........................................  1,910,351   1,151,938
   *Stalexport Autostrady SA............................    109,683      57,712
   *Stalprodukt SA......................................      8,713     438,518
   *Sygnity SA..........................................     52,622     328,059
    Synthos SA..........................................    898,855   1,235,606
    TVN SA..............................................  1,284,325   4,330,841
    Warsaw Stock Exchange...............................    134,940   1,550,319
    Zaklady Chemiczne Police SA.........................     76,751     607,162
                                                                    -----------
TOTAL POLAND............................................             71,685,304
                                                                    -----------
SOUTH AFRICA -- (7.1%)
    Acucap Properties, Ltd..............................    184,773     826,477
    Adcock Ingram Holdings, Ltd.........................    945,633   6,480,158
    Adcorp Holdings, Ltd................................    351,669   1,130,058
    Advtech, Ltd........................................  1,678,834   1,150,186
    Aeci, Ltd...........................................    685,892   8,091,843
    Afgri, Ltd..........................................  1,539,432     749,889
   #African Bank Investments, Ltd.......................  1,611,862   2,375,581
   #African Oxygen, Ltd.................................    852,766   1,713,624
   *AG Industries, Ltd.................................. 32,496,618          --
    Allied Electronics Corp., Ltd.......................    194,270     376,067
   *Allied Technologies, Ltd............................    207,850     990,106
   *ArcelorMittal South Africa, Ltd.....................    463,602   1,563,776
    Argent Industrial, Ltd..............................     37,236      21,607

                                     1801

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
SOUTH AFRICA -- (Continued)
   #Astral Foods, Ltd...................................   218,789 $ 2,056,482
    Aveng, Ltd.......................................... 2,694,426   8,000,184
    AVI, Ltd............................................ 2,053,323  11,966,608
    Barloworld, Ltd.....................................   990,489   8,211,356
    Basil Read Holdings, Ltd............................   334,697     254,503
    Bell Equipment, Ltd.................................   158,539     360,784
    Blue Label Telecoms, Ltd............................ 2,472,535   2,057,211
   *Brait SE............................................   647,373   2,745,363
    Business Connexion Group, Ltd....................... 1,486,408     817,239
   #Capitec Bank Holdings, Ltd..........................   129,311   2,363,117
    Cashbuild, Ltd......................................   140,684   1,807,060
    Caxton and CTP Publishers and Printers, Ltd.........    36,508      64,937
    City Lodge Hotels, Ltd..............................   220,937   2,906,165
   #Clicks Group, Ltd................................... 2,024,416  11,753,458
    Clover Industries, Ltd..............................   502,583     841,292
   *Consolidated Infrastructure Group, Ltd..............    28,871      58,255
    Coronation Fund Managers, Ltd....................... 1,607,942  10,693,405
    Corpgro, Ltd........................................   241,136          --
    Cullinan Holdings, Ltd..............................   294,348      50,547
    Datacentrix Holdings, Ltd...........................   642,400     259,890
    DataTec, Ltd........................................ 1,207,080   6,911,964
    Delta EMD, Ltd......................................    61,447      41,195
    Distell Group, Ltd..................................   257,347   3,225,698
   *Distribution and Warehousing Network, Ltd...........   258,997     202,778
    DRDGOLD, Ltd........................................ 2,607,148   1,416,433
    ElementOne, Ltd.....................................   325,845     293,213
    EOH Holdings, Ltd...................................   633,414   3,794,930
    Eqstra Holdings, Ltd................................ 1,354,769     936,713
   *Evraz Highveld Steel and Vanadium, Ltd..............   147,184     243,773
    Famous Brands, Ltd..................................   278,948   2,758,463
   *Gijima Group, Ltd...................................   132,937      15,022
    Grand Parade Investments, Ltd.......................     2,106         730
    Grindrod, Ltd....................................... 2,622,214   6,085,351
    Group Five, Ltd.....................................   618,957   2,479,067
    Harmony Gold Mining Co., Ltd........................    42,956     162,155
    Harmony Gold Mining Co., Ltd. Sponsored ADR.........   584,434   2,250,071
    Holdsport, Ltd......................................    65,984     303,302
    Hudaco Industries, Ltd..............................   220,299   2,057,425
   *Hulamin, Ltd........................................   444,982     212,572
    Iliad Africa, Ltd...................................   300,748     129,940
    Illovo Sugar, Ltd................................... 1,663,642   5,503,814
    JCI, Ltd............................................ 3,131,151          --
   #JD Group, Ltd.......................................   983,807   3,020,605
    JSE, Ltd............................................   574,827   4,711,634
    Kagiso Media, Ltd...................................   154,224     380,413
    KAP Industrial Holdings, Ltd........................ 1,880,186     611,711
    Lewis Group, Ltd....................................   643,068   3,794,722
    Mediclinic International, Ltd.......................    33,870     236,194
   *Merafe Resources, Ltd............................... 6,872,358     447,256
    Metair Investments, Ltd.............................   722,016   2,623,246
    Mpact, Ltd..........................................   686,811   1,794,203
   *Murray & Roberts Holdings, Ltd...................... 3,176,473   7,628,044
    Mustek, Ltd.........................................   784,364     420,038

                                     1802

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
   *Mvelaserve, Ltd.....................................   144,333 $    122,514
    Nampak, Ltd......................................... 2,740,692    8,866,344
   *Northam Platinum, Ltd............................... 1,560,224    5,722,459
    Nu-World Holdings, Ltd..............................    28,894       46,867
    Oceana Group, Ltd...................................   251,246    2,455,774
    Octodec Investments, Ltd............................    10,288       21,305
    Omnia Holdings, Ltd.................................   411,339    7,341,532
   *Palabora Mining Co., Ltd............................    93,739    1,090,550
    Peregrine Holdings, Ltd.............................   642,756      746,304
    Petmin, Ltd......................................... 1,215,428      246,634
    Pick n Pay Stores, Ltd..............................   430,363    1,646,371
   #Pinnacle Technology Holdings, Ltd...................   875,982    2,256,485
    Pioneer Foods, Ltd..................................   515,892    4,198,771
    PPC, Ltd............................................ 3,351,548    9,799,103
    Premium Properties, Ltd.............................    34,094       62,008
    PSG Group, Ltd......................................   742,484    4,817,625
    Rainbow Chicken, Ltd................................   446,749      766,841
    Raubex Group, Ltd...................................   594,470    1,334,500
    Redefine Properties International, Ltd..............   353,155      243,387
    Resilient Property Income Fund, Ltd................. 1,225,038    6,421,776
    Reunert, Ltd........................................ 1,055,952    7,155,821
   *Royal Bafokeng Platinum, Ltd........................   218,197    1,119,902
    Santam, Ltd.........................................   108,252    2,032,162
   *Sappi, Ltd.......................................... 3,763,365   10,042,816
   *Sentula Mining, Ltd................................. 1,367,857       91,947
   *Sibanye Gold, Ltd...................................   356,530      276,774
    Spar Group, Ltd. (The)..............................   839,499    9,751,608
    Spur Corp., Ltd.....................................   510,083    1,573,611
    Stefanutti Stocks Holdings, Ltd.....................   504,993      462,456
    Sun International, Ltd..............................   692,577    6,863,606
   *Super Group, Ltd.................................... 2,243,001    5,314,103
   *Telkom SA SOC, Ltd.................................. 1,529,909    2,998,065
   *Times Media Group, Ltd..............................    85,496      165,985
    Tongaat Hulett, Ltd.................................   734,460    9,402,678
   *Trans Hex Group, Ltd................................    23,373        7,684
    Trencor, Ltd........................................   824,403    5,504,055
    Tsogo Sun Holdings, Ltd.............................    57,655      152,643
    Value Group, Ltd....................................   363,719      212,948
   *Village Main Reef, Ltd..............................   163,218        5,993
    Vukile Property Fund, Ltd...........................    85,171      137,835
   *Wesizwe.............................................   125,336        6,112
    Wilson Bayly Holmes-Ovcon, Ltd......................   380,345    6,007,224
    Zeder Investments, Ltd.............................. 2,323,314      937,885
                                                                   ------------
TOTAL SOUTH AFRICA......................................            285,860,966
                                                                   ------------
SOUTH KOREA -- (14.2%)
  #*3S Korea Co., Ltd...................................   204,700    1,123,464
  #*Actoz Soft Co., Ltd.................................    25,309    1,379,090
  #*Advanced Nano Products Co., Ltd.....................     6,695      105,397
  #*Advanced Process Systems Corp.......................    89,895      839,980
    Aekyung Petrochemical Co., Ltd......................     6,167      340,020
   #AfreecaTV Co., Ltd..................................    44,376      485,428
   #Agabang&Company.....................................   106,822      596,145

                                     1803

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
   #Ahnlab, Inc...........................................  19,508 $  895,803
   #AK Holdings, Inc......................................  12,678    453,308
  #*Aminologics Co., Ltd.................................. 174,250    358,053
    AMOREPACIFIC Group....................................   1,848    638,594
    Anapass, Inc..........................................  37,905    483,706
   #Asia Cement Co., Ltd..................................  12,545    855,735
    Asia Paper Manufacturing Co., Ltd.....................  19,360    332,680
   *Asiana Airlines, Inc.................................. 493,070  2,106,477
   #AtlasBX Co., Ltd......................................  35,973  1,341,345
   *AUK Corp.............................................. 199,140    471,382
   #Autech Corp...........................................  45,433    331,912
  #*Avaco Co., Ltd........................................  44,746    223,662
   #Baiksan Co., Ltd......................................  52,800    293,517
  #*Basic House Co., Ltd. (The)...........................  37,960    624,641
  #*BH Co., Ltd...........................................  57,838    594,565
   #BHI Co., Ltd..........................................  21,588    360,882
   #Binggrae Co., Ltd.....................................  26,150  2,455,363
   #Bioland, Ltd..........................................  43,535    554,121
    Biospace Co., Ltd.....................................  48,097    349,573
  #*Biotoxtech Co., Ltd...................................  17,509    109,619
    Bongshin Co., Ltd.....................................      64         --
    Bookook Securities Co., Ltd...........................   7,410    100,356
  #*Boryung Medience Co., Ltd.............................  28,098    220,306
   #Boryung Pharmaceutical Co., Ltd.......................  19,869    652,488
    BS Financial Group, Inc...............................  73,240  1,045,445
   #Bukwang Pharmaceutical Co., Ltd.......................  77,638    953,226
    Busan City Gas Co., Ltd...............................  32,560    833,640
    BYC Co., Ltd..........................................     710    125,977
    Byucksan Corp......................................... 139,530    230,280
  #*CammSys Corp.......................................... 102,593    255,857
   #Capro Corp............................................ 119,710    845,819
  #*Celltrion Pharm, Inc..................................  52,300    842,156
  #*Chabio & Diostech Co., Ltd............................ 205,282  1,907,332
  #*Charm Engineering Co., Ltd............................  42,800     90,447
   *Cheil Worldwide, Inc..................................  65,155  1,493,165
   #Chemtronics Co., Ltd..................................  35,785    765,213
  #*Chin Hung International, Inc.......................... 210,531    432,631
   *China Great Star International, Ltd................... 258,074    347,636
  #*China Ocean Resources Co., Ltd........................ 272,280    633,407
  #*Choa Pharmaceutical Co................................ 119,730    405,318
   #Chong Kun Dang Pharm Corp.............................  47,332  2,961,829
   #Choong Ang Vaccine Laboratory.........................  16,852    182,782
    Chosun Refractories Co., Ltd..........................   2,777    190,028
   #Chungdahm Learning, Inc...............................  17,619    245,244
    CJ CGV Co., Ltd.......................................  60,100  2,569,592
   *CJ E&M Corp...........................................  94,096  3,221,641
   *CJ Korea Express Co., Ltd.............................  28,793  2,519,768
    CJ O Shopping Co., Ltd................................   2,561    833,741
  #*CJ Seafood Corp.......................................  91,710    213,817
    CKD Bio Corp..........................................   3,950     47,269
  #*CNK International Co., Ltd............................ 105,527    531,818
  #*Com2uSCorp............................................  29,007    913,359
   #Cosmax, Inc...........................................  49,340  2,095,237

                                     1804

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
  #*CosmoAM&T Co., Ltd....................................  20,020 $   119,356
  #*Cosmochemical Co., Ltd................................  47,000     476,728
    Credu Corp............................................  11,472     448,040
   #Crown Confectionery Co., Ltd..........................   3,089     718,522
  #*CrucialTec Co., Ltd...................................  85,527   1,073,385
  #*CTC BIO, Inc..........................................  69,173   1,773,867
  #*D.I Corp.............................................. 116,670   1,048,743
    D.ID Corp.............................................  56,324     287,647
    Dae Dong Industrial Co., Ltd..........................  56,620     330,500
    Dae Han Flour Mills Co., Ltd..........................   5,340     748,572
   #Dae Won Kang Up Co., Ltd.............................. 113,914     728,690
  #*Dae Young Packaging Co., Ltd.......................... 329,600     286,101
   #Dae-Il Corp...........................................  45,790     204,736
  #*Daea TI Co., Ltd...................................... 304,300     405,236
   #Daechang Co., Ltd..................................... 311,170     305,793
    Daeduck Electronics Co................................ 168,597   1,409,785
    Daeduck GDS Co., Ltd..................................  92,186   1,543,676
   #Daegu Department Store................................  39,730     579,645
   *Daehan New Pharm Co., Ltd.............................  10,900      57,304
   #Daehan Steel Co., Ltd.................................  60,820     367,998
   #Daehwa Pharmaceutical Co., Ltd........................  53,474     308,030
    Daekyo Co., Ltd.......................................  72,780     479,823
  #*Daekyung Machinery & Engineering Co., Ltd............. 139,260     218,031
    Daelim Trading Co., Ltd...............................  14,930      53,119
   #Daesang Corp.......................................... 100,230   3,145,320
    Daesang Holdings Co., Ltd.............................  67,192     466,242
    Daesung Holdings Co., Ltd.............................  18,044     144,592
   #Daewon Pharmaceutical Co., Ltd........................  51,887     601,407
    Daewon San Up Co., Ltd................................  19,474     136,133
    Daewoong Co., Ltd.....................................   3,617      95,656
    Daewoong Pharmaceutical Co., Ltd......................  23,242   1,528,936
   *Dahaam E-Tec Co., Ltd.................................   2,100      33,647
    Daishin Securities Co., Ltd........................... 203,170   1,611,791
  #*Danal Co., Ltd........................................  82,946     779,443
   #Daou Data Corp........................................  47,420     243,495
   #Daou Technology, Inc.................................. 167,950   2,487,945
  #*Dasan Networks, Inc...................................  79,038     455,525
   #Daum Communications Corp..............................  55,806   4,353,694
   #Dayou Automotive Seat Technology Co., Ltd............. 315,450     317,371
   *Deutsch Motors, Inc...................................  15,505      68,940
    DGB Financial Group, Inc.............................. 671,453  10,060,046
    Digital Chosun Co., Ltd...............................   4,745       8,508
   #Digital Power Communications Co., Ltd.................  50,540     159,693
  #*Digitech Systems Co., Ltd.............................  68,918     491,447
  #*DIO Corp..............................................  66,510     542,513
    Dong Ah Tire & Rubber Co., Ltd........................  23,935     443,170
  #*Dong Yang Gang Chul Co., Ltd.......................... 135,820     301,999
    Dong-A Socio Holdings Co., Ltd........................  11,215   1,456,211
   *Dong-A ST Co., Ltd....................................  18,223   2,303,393
   #Dong-Ah Geological Engineering Co., Ltd...............  30,200     265,325
    Dong-Il Corp..........................................   3,402     161,949
   #Dongaone Co., Ltd..................................... 126,490     339,909
    Dongbang Agro Co......................................  10,840      61,934

                                     1805

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
   #Dongbang Transport Logistics Co., Ltd.................  97,620 $  246,721
   #Dongbu CNI Co., Ltd...................................  20,390    105,063
  #*Dongbu Corp...........................................  41,240    138,227
  #*Dongbu HiTek Co., Ltd................................. 135,273    875,560
    Dongbu Securities Co., Ltd............................ 129,391    446,744
   *Dongbu Steel Co., Ltd................................. 127,656    325,925
    Dongil Industries Co., Ltd............................   4,963    234,717
   #Dongjin Semichem Co., Ltd............................. 133,403    477,053
  #*Dongkook Industrial Co., Ltd..........................  97,720    294,728
   #DongKook Pharmaceutical Co., Ltd......................  16,245    588,804
   #Dongkuk Steel Mill Co., Ltd........................... 198,280  2,177,873
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd............  95,369    326,467
   #Dongsung Chemical Co., Ltd............................   8,700    221,378
   #Dongsung Holdings Co., Ltd............................  82,800    403,802
   #Dongsung Pharmaceutical Co., Ltd......................  75,690    304,538
   #Dongwha Pharm Co., Ltd................................ 102,730    640,072
   #Dongwon F&B Co., Ltd..................................   6,814    809,443
    Dongwon Industries Co., Ltd...........................   5,862  1,800,575
   *Dongwon Systems Corp..................................  13,051     83,621
    Dongyang Mechatronics Corp............................ 125,881  1,182,102
  #*Doosan Engine Co., Ltd................................  90,460    651,708
  #*Doosan Engineering & Construction Co., Ltd............ 138,426    319,444
  #*Doosan Infracore Co., Ltd.............................  24,600    270,037
   #Dragonfly GF Co., Ltd.................................  32,142    377,859
   #DRB Holding Co., Ltd..................................  25,966    181,433
    DRB Industrial Co., Ltd...............................  25,895    193,569
  #*Duksan Hi-Metal Co., Ltd..............................  63,992  1,356,977
   #DuzonBIzon Co., Ltd................................... 107,810  1,083,165
   #e-LITECOM Co., Ltd....................................  34,066    500,039
    E1 Corp...............................................  13,832    932,131
   *Eagon Industries Co., Ltd.............................   6,060     63,944
    Easy Bio, Inc......................................... 180,267    769,566
  #*Ecopro Co., Ltd.......................................  49,386    470,289
   #EG Corp...............................................  31,653    670,989
  #*ELK Corp..............................................  54,433    525,381
    EMKOREA Co., Ltd......................................  23,273    151,608
   #ENF Technology Co., Ltd...............................  41,230    376,047
    Eo Technics Co., Ltd..................................   2,211     86,086
   #Estechpharma Co., Ltd.................................  35,736    372,124
  #*ESTsoft Corp..........................................  15,987    373,329
    Eugene Corp........................................... 148,970    411,315
   *Eugene Investment & Securities Co., Ltd............... 265,113    531,552
   #Eugene Technology Co., Ltd............................  70,755  1,388,341
   #Fila Korea, Ltd.......................................  46,332  2,767,407
  #*Finetex EnE, Inc...................................... 116,862    304,300
   #Firstec Co., Ltd...................................... 164,190    273,102
  #*Flexcom, Inc..........................................  42,701    490,775
  #*Foosung Co., Ltd...................................... 276,549  1,148,108
    Fursys, Inc...........................................  14,315    367,191
  #*GameHi Co., Ltd.......................................  25,961    168,302
  #*Gamevil, Inc..........................................  17,555  1,244,540
    Gaon Cable Co., Ltd...................................  10,754    191,773
  #*GemVax & Kael Co., Ltd................................  17,047    325,773

                                     1806

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
   *Genexine Co., Ltd.....................................   8,443 $  126,041
  #*Genic Co., Ltd........................................  18,840    400,953
    GIIR, Inc.............................................  10,990     80,522
    Global & Yuasa Battery Co., Ltd.......................  28,740  1,440,834
  #*GNCO Co., Ltd......................................... 206,634    376,919
   #Golfzon Co., Ltd......................................  53,925  1,108,072
   #Grand Korea Leisure Co., Ltd.......................... 150,160  4,275,743
   *Green Cross Cell Corp.................................  11,214    386,703
   #Green Cross Corp......................................  30,147  3,515,400
    Green Cross Holdings Corp.............................  96,840  1,253,413
   *Green Non-Life Insurance Co., Ltd.....................  22,357         --
   #GS Engineering & Construction Corp.................... 158,550  4,298,045
   #GS Global Corp........................................  64,716    524,356
    GS Home Shopping, Inc.................................   7,229  1,597,644
   #Gwangju Shinsegae Co., Ltd............................   3,400    779,919
   #Haesung Industrial Co., Ltd...........................  13,682    483,941
   #Halla Engineering & Construction Corp.................  86,412    451,779
   #Halla Visteon Climate Control Corp....................  73,370  2,174,510
   #Han Kuk Carbon Co., Ltd............................... 138,853    999,572
  #*Hanall Biopharma Co., Ltd............................. 131,998    794,273
   #Handok Pharmaceuticals Co., Ltd.......................  29,260    414,142
    Handsome Co., Ltd.....................................  69,759  1,722,735
    Hanil Cement Co., Ltd.................................  20,147  1,021,313
    Hanil E-Wha Co., Ltd.................................. 111,930  1,436,221
  #*Hanjin Heavy Industries & Construction Co., Ltd....... 246,672  2,718,250
   #Hanjin Heavy Industries & Construction Holdings Co.,
     Ltd..................................................  66,020    433,394
  #*Hanjin P&C Co., Ltd................................... 110,818    172,855
  #*Hanjin Shipping Co., Ltd.............................. 470,148  3,374,440
   *Hanjin Shipping Holdings Co., Ltd.....................  64,964    269,693
   #Hanjin Transportation Co., Ltd........................  48,021    982,902
   #Hankook Shell Oil Co., Ltd............................   3,445  1,182,512
   *Hankuk Glass Industries, Inc..........................  11,460    175,427
    Hankuk Paper Manufacturing Co., Ltd...................  11,500    242,004
  #*Hanmi Pharm Co., Ltd..................................  24,178  3,617,490
  #*Hanmi Science Co., Ltd................................  79,441  1,131,943
   #Hanmi Semiconductor Co., Ltd..........................  53,050    594,464
   #Hansae Co., Ltd.......................................  15,016    225,689
    Hansae Yes24 Holdings Co., Ltd........................  56,991    280,299
   #Hansol Chemical Co., Ltd..............................  48,160  1,103,878
    Hansol CSN............................................ 205,620    662,513
  #*Hansol HomeDeco Co., Ltd.............................. 276,470    308,580
    Hansol Paper Co....................................... 203,390  2,208,965
  #*Hansol Technics Co., Ltd..............................  84,689  1,465,017
   #Hanssem Co., Ltd......................................  49,360  1,661,965
    Hanwha Corp........................................... 148,570  4,062,093
   *Hanwha General Insurance Co., Ltd.....................  87,008    357,812
   *Hanwha Investment & Securities Co., Ltd............... 309,881    990,977
    Hanwha Timeworld Co., Ltd.............................   8,190    262,493
    Hanyang Securities Co., Ltd...........................  15,710     89,398
   #Heung-A Shipping Co., Ltd............................. 385,000    696,197
   *Heungkuk Fire & Marine Insurance Co., Ltd.............  74,867    329,656
    High Tech Pharm Co., Ltd..............................   4,122     50,580
    Hite Jinro Co., Ltd................................... 133,008  3,253,764

                                     1807

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
    Hitejinro Holdings Co., Ltd...........................  36,750 $  423,151
    HMC Investment Securities Co., Ltd....................  90,880    909,368
  #*HNK Machine Tool Co., Ltd.............................   5,524     45,438
   #Hotel Shilla Co., Ltd................................. 161,958  9,587,112
   #Huchems Fine Chemical Corp............................ 108,078  1,910,801
    Humax Co., Ltd........................................  44,665    522,373
  #*Hunus, Inc............................................  20,753     59,421
   #Huons Co., Ltd........................................  29,809    738,868
   #Husteel Co., Ltd......................................  19,550    381,855
   #Huvitz Co., Ltd.......................................  29,082    501,380
    Hwa Shin Co., Ltd.....................................  87,220  1,117,800
    Hwacheon Machine Tool Co., Ltd........................   4,979    226,207
   #Hy-Lok Corp...........................................  39,193    834,952
    Hyosung Corp.......................................... 121,019  7,257,106
   *Hyundai BNG Steel Co., Ltd............................  51,160    719,525
    Hyundai Corp..........................................  58,941  1,197,383
   #Hyundai Development Co................................ 299,750  5,316,658
  #*Hyundai Elevator Co., Ltd.............................  42,802  2,303,057
   #Hyundai Engineering Plastics Co., Ltd.................  93,890    657,193
    Hyundai Greenfood Co., Ltd............................ 232,990  3,679,337
    Hyundai Home Shopping Network Corp....................  27,099  4,087,287
    Hyundai Hy Communications & Networks Co., Ltd......... 109,830    545,199
    Hyundai Marine & Fire Insurance Co., Ltd..............  47,710  1,308,949
  #*Hyundai Merchant Marine Co., Ltd...................... 215,410  3,073,872
   #Hyundai Mipo Dockyard.................................   2,711    320,392
    Hyundai Securities Co., Ltd........................... 590,660  3,270,010
   #Hyunjin Materials Co., Ltd............................  65,164    307,195
  #*ICD Co., Ltd..........................................  58,440    766,242
  #*IHQ, Inc.............................................. 143,580    319,374
   #Il Dong Pharmaceutical Co., Ltd.......................  46,965    424,146
    Iljin Display Co., Ltd................................  75,778  1,039,649
   #Iljin Electric Co., Ltd...............................  81,849    268,514
  #*Iljin Materials Co., Ltd..............................  66,150    929,257
   #Ilshin Spinning Co., Ltd..............................   6,835    727,205
   #Ilsung Pharmaceuticals Co., Ltd.......................   2,864    204,740
    Ilyang Pharmaceutical Co., Ltd........................  56,668  1,487,581
   #IM Co., Ltd...........................................  65,996    357,050
   #iMarketKorea, Inc.....................................  88,230  2,009,335
   #iMBC Co., Ltd.........................................  51,282    205,640
  #*Infinitt Healthcare Co., Ltd..........................  65,346    504,797
  #*Infopia Co., Ltd......................................  39,427    650,398
  #*Infraware, Inc........................................  76,905  1,084,649
  #*InkTec Co., Ltd.......................................  30,071    821,165
    Innochips Technology, Inc.............................  10,717    148,785
    InnoWireless, Inc.....................................  21,995    249,445
  #*Innox Corp............................................  32,710    788,569
  #*Interflex Co., Ltd....................................  32,532  1,249,889
    Intergis Co., Ltd.....................................   5,610     35,573
   #Interojo Co., Ltd.....................................  34,343    457,684
   #Interpark Corp........................................ 155,486  1,228,121
    INTOPS Co., Ltd.......................................  34,086    716,118
    Inzi Controls Co., Ltd................................  45,990    221,269
    INZI Display Co., Ltd................................. 129,214    257,502

                                     1808

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
  #*IS Dongseo Co., Ltd...................................  52,132 $  653,984
   #ISU Chemical Co., Ltd.................................  57,600    855,411
   #IsuPetasys Co., Ltd................................... 140,580    849,891
    Jahwa Electronics Co., Ltd............................  49,810    922,661
   *JB Financial Group Co., Ltd........................... 301,249  1,773,675
   #JCEntertainment Corp..................................  33,920    504,464
   #Jeil Pharmaceutical Co................................  28,520    344,107
   #Jinsung T.E.C.........................................  70,489    385,821
   #JNK Heaters Co., Ltd..................................  11,537     96,846
  #*Joymax Co., Ltd.......................................  21,192    785,140
  #*Jusung Engineering Co., Ltd...........................  47,814    282,927
  #*JVM Co., Ltd..........................................  15,235    779,853
   #JW Holdings Co., Ltd.................................. 167,258    433,116
    JW Pharmaceutical Corp................................  41,681    652,920
  #*JYP Entertainment Corp................................ 107,208    515,984
   #KC Cottrell Co., Ltd..................................  28,203    312,740
    KC Green Holdings Co., Ltd............................  26,340    277,737
   #KC Tech Co., Ltd...................................... 123,092    566,061
    KCO Energy, Inc.......................................     120         --
   #KCP Co., Ltd..........................................  33,708    423,197
   *Keangnam Enterprises, Ltd.............................   5,833     30,248
   *KEC Corp..............................................  41,425      4,830
    KEPCO Plant Service & Engineering Co., Ltd............  22,256  1,083,680
    Keyang Electric Machinery Co., Ltd....................  66,240    168,550
  #*Keystone Global.......................................  96,405     89,572
    KG Chemical Corp......................................  12,790    199,847
   #Kginicis Co., Ltd.....................................  48,564    754,561
   #KGMobilians Co., Ltd..................................  50,860    677,799
  #*KH Vatec Co., Ltd.....................................  54,402  1,299,897
   #KISCO Corp............................................  18,970    455,678
    KISCO Holdings Co., Ltd...............................   2,292     81,559
    Kishin Corp...........................................  49,420    309,578
   #KISWIRE, Ltd..........................................  25,959    826,548
    KIWOOM Securities Co., Ltd............................  60,791  3,077,750
   *KMH Co., Ltd..........................................  37,601    350,005
   *KMW Co., Ltd..........................................   6,451    153,531
  #*Koentec Co., Ltd...................................... 194,086    386,941
   #Koh Young Technology, Inc.............................  42,489  1,214,244
   #Kolao Holdings........................................  68,653  1,907,063
    Kolon Corp............................................  34,739    645,626
  #*Kolon Global Corp..................................... 174,260    604,804
    Kolon Industries, Inc.................................  85,903  3,858,731
   #Kolon Life Science, Inc...............................  14,779  1,025,158
  #*Komipharm International Co., Ltd...................... 145,184    999,962
   #KONA I Co., Ltd.......................................  33,794  1,097,987
    Kook Je Electric Korea Co., Ltd.......................  20,162    270,053
    Korea Airport Service Co., Ltd........................   5,490    108,043
    Korea Cast Iron Pipe Industries Co., Ltd..............   8,530     30,728
  #*Korea Circuit Co., Ltd................................  51,766    698,026
    Korea District Heating Corp...........................  15,021  1,249,551
    Korea Electric Terminal Co., Ltd......................  28,750    950,681
    Korea Export Packaging Industrial Co., Ltd............   4,840    110,274
   *Korea Flange Co., Ltd.................................  10,590    131,519

                                     1809

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
  #*Korea Info & Comm.....................................  56,303 $  234,070
    Korea Investment Holdings Co., Ltd.................... 153,470  5,548,628
   #Korea Kolmar Co., Ltd.................................  58,990  1,214,863
   #Korea Kolmar Holdings Co., Ltd........................  33,913    342,312
  #*Korea Petrochemical Ind Co., Ltd......................  14,789    740,247
   *Korea Real Estate Investment Trust Co.................  63,584     89,344
   #Korea United Pharm, Inc...............................  49,100    621,056
    Korean Reinsurance Co................................. 398,077  3,938,100
   #Kortek Corp...........................................  42,574    625,113
   #KPF...................................................  42,149    296,914
    KPX Chemical Co., Ltd.................................   6,479    423,162
   *KPX Fine Chemical Co., Ltd............................   3,376     51,160
  #*KSCB Co., Ltd.........................................  10,428     76,962
   *KT Hitel Co., Ltd.....................................  34,702    335,017
    KT Skylife Co., Ltd...................................  82,570  2,338,784
   *KTB Investment & Securities Co., Ltd.................. 279,130    634,404
    Kukdo Chemical Co., Ltd...............................  18,632    865,894
    Kumho Electric Co., Ltd...............................  18,040    532,226
  #*Kumho Industrial Co., Ltd.............................  28,638    362,108
  #*Kumho Tire Co., Inc................................... 277,399  2,840,595
   *Kun Wha Pharmaceutical Co., Ltd.......................   7,580    126,892
    Kunsul Chemical Industrial Co., Ltd...................  12,490    267,811
   #Kwang Dong Pharmaceutical Co., Ltd.................... 175,807  1,329,906
  #*Kwang Myung Electric Engineering Co., Ltd............. 192,960    466,382
  #*Kyeryong Construction Industrial Co., Ltd.............  16,350    119,196
    Kyobo Securities Co...................................  98,440    410,632
   #Kyung Dong Navien Co., Ltd............................  28,750    515,204
    Kyung-In Synthetic Corp...............................  81,020    283,324
  #*Kyungbang, Ltd........................................   2,309    270,758
    Kyungchang Industrial Co., Ltd........................   3,525     30,281
    KyungDong City Gas Co., Ltd...........................  10,786    812,945
    Kyungdong Pharm Co., Ltd..............................  25,453    335,356
    Kyungnam Energy Co., Ltd..............................  78,800    438,132
    L&F Co., Ltd..........................................  33,852    281,278
  #*LB Semicon, Inc....................................... 158,270    380,030
   #LEENO Industrial, Inc.................................  50,300  1,003,002
   #LG Fashion Corp.......................................  97,025  2,378,012
   #LG Hausys, Ltd........................................  32,510  3,690,141
  #*LG Innotek Co., Ltd...................................  52,323  4,251,223
    LG International Corp................................. 156,201  4,270,717
  #*LG Life Sciences, Ltd.................................  56,153  2,885,522
    LIG Insurance Co., Ltd................................ 199,300  4,378,950
    Livart Furniture Co., Ltd.............................  27,430    181,473
   #Lock & Lock Co., Ltd.................................. 132,290  2,799,812
  #*Logistics Energy Korea Co., Ltd....................... 203,010    370,672
   #Lotte Chilsung Beverage Co., Ltd......................   3,090  4,048,133
    Lotte Confectionery Co., Ltd..........................   2,641  3,726,571
    Lotte Food Co., Ltd...................................   3,776  2,009,389
   #LOTTE Himart Co., Ltd.................................  35,877  2,709,524
   *Lotte Non-Life Insurance Co., Ltd..................... 113,024    321,736
  #*Lotte Tour Development Co., Ltd.......................  13,710     98,850
    LS Corp...............................................   9,786    627,153
   #LS Industrial Systems Co., Ltd........................  72,572  4,332,726

                                     1810

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
  #*Lumens Co., Ltd.......................................   171,451 $1,579,575
    Macquarie Korea Infrastructure Fund................... 1,468,851  8,906,127
  #*Macrogen, Inc.........................................    26,706    886,437
   #Maeil Dairy Industry Co., Ltd.........................    34,032  1,151,384
   #Mando Corp............................................    60,934  6,398,039
  #*Medifron DBT Co., Ltd.................................   122,134    557,623
  #*Medipost Co., Ltd.....................................    31,425  1,867,681
    Medy-Tox, Inc.........................................    20,205  2,109,915
    MegaStudy Co., Ltd....................................    23,359  1,360,225
   #Melfas, Inc...........................................    80,390    972,310
    Meritz Finance Group, Inc.............................    97,142    428,264
    Meritz Fire & Marine Insurance Co., Ltd...............   249,565  3,099,725
    Meritz Securities Co., Ltd............................ 1,043,095  1,429,568
    Mi Chang Oil Industrial Co., Ltd......................     2,078    148,513
    Mirae Asset Securities Co., Ltd.......................   119,464  4,413,508
   *Miwon Chemicals Co., Ltd..............................     1,890     53,987
    Miwon Commercial Co., Ltd.............................       716    127,197
   *Miwon Specialty Chemical Co., Ltd.....................     1,041    327,150
    MK Electron Co., Ltd..................................    86,407    326,750
   #MNTech Co., Ltd.......................................    86,871    712,917
    Modetour Network, Inc.................................    53,178  1,356,264
   #Monalisa Co., Ltd.....................................    68,050    185,419
   #Moorim P&P Co., Ltd...................................   133,920    675,492
   #Motonic Corp..........................................    55,530    546,222
   #Namhae Chemical Corp..................................   120,134    815,875
    Namyang Dairy Products Co., Ltd.......................     1,390  1,088,577
    National Plastic Co...................................    56,060    228,013
  #*Neowiz Games Corp.....................................    65,519    932,556
   *NEOWIZ HOLDINGS Corp..................................    24,844    239,812
   *Neowiz Internet Corp..................................    24,776    161,719
   #NEPES Corp............................................    85,398    903,995
   #Nexen Corp............................................    33,168  2,503,651
   #Nexen Tire Corp.......................................   161,910  2,413,465
  #*Nexolon Co., Ltd......................................   279,290    295,742
    NH Investment & Securities Co., Ltd...................   126,810    555,908
    NICE Holdings Co., Ltd................................    45,030    446,449
    NICE Information Service Co., Ltd.....................     3,914     10,080
   #NK Co., Ltd...........................................    93,370    299,002
   #Nong Shim Holdings Co., Ltd...........................     8,834    585,711
   #NongShim Co., Ltd.....................................    16,201  3,754,219
   #OCI Materials Co., Ltd................................    32,432  1,096,335
  #*OPTRON-TEC, Inc.......................................    71,641    861,371
  #*Orientbio, Inc........................................   218,393    138,429
  #*OSANGJAIEL Co., Ltd...................................    16,850    158,160
  #*Osstem Implant Co., Ltd...............................    53,389  1,434,893
  #*Osung LST Co., Ltd....................................    95,591    254,283
    Ottogi Corp...........................................     5,962  2,086,492
   #Paik Kwang Industrial Co., Ltd........................    63,931    233,199
  #*PaperCorea, Inc.......................................   147,900    130,500
   #Paradise Co., Ltd.....................................    30,135    605,081
   #Partron Co., Ltd......................................   184,812  2,723,658
  #*Pharmicell Co., Ltd...................................   193,624    746,744
    Poongsan Corp.........................................   104,011  2,340,950

                                     1811

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
    Poongsan Holdings Corp................................  16,717 $  399,341
   #POSCO Chemtech Co., Ltd...............................   9,949  1,161,793
   *POSCO Coated & Color Steel Co., Ltd...................   6,320     80,934
   #Posco ICT Co., Ltd.................................... 199,854  1,711,014
   #Posco M-Tech Co., Ltd.................................  73,994    571,623
  #*Power Logics Co., Ltd................................. 112,474    613,192
  #*PSK, Inc..............................................  45,471    235,307
    Pulmuone Holdings Co., Ltd............................   4,811    252,543
   #Pyeong Hwa Automotive Co., Ltd........................  59,253  1,016,892
  #*Redrover Co., Ltd.....................................  93,761    572,584
   #RFsemi Technologies, Inc..............................  30,415    351,492
   #S&T Corp..............................................   5,003     86,140
    S&T Dynamics Co., Ltd................................. 129,682  1,541,359
    S&T Holdings Co., Ltd.................................  21,808    348,154
   #S&T Motiv Co., Ltd....................................  50,410  1,252,739
  #*S&T Motors Co., Ltd................................... 188,180     78,308
    S-1 Corp..............................................  68,527  4,239,334
   #S-Energy Co., Ltd.....................................  37,010    429,747
    S-MAC Co., Ltd........................................  72,183    754,863
    Saeron Automotive Corp................................   2,640     19,814
  #*Sajo Industries Co., Ltd..............................  11,014    399,731
   *Sajodaerim Corp.......................................     600      6,261
    Sam Young Electronics Co., Ltd........................  63,000    504,115
   #Sam Yung Trading Co., Ltd.............................  54,602  1,022,081
    Samchully Co., Ltd....................................  13,755  1,534,751
   #SAMHWA Paints Industrial Co., Ltd.....................   9,000     48,960
  #*Samick Musical Instruments Co., Ltd................... 245,620    420,648
   #Samick THK Co., Ltd...................................  35,630    226,368
   #Samjin Pharmaceutical Co., Ltd........................  57,606    817,667
   #Samkwang Glass........................................  14,944    817,488
   #Samlip General Foods Co., Ltd.........................   9,750    373,136
   #Samsung Fine Chemicals Co., Ltd.......................  93,648  3,978,941
  #*Samyang Foods Co., Ltd................................  17,230    334,136
    Samyang Holdings Corp.................................  20,208  1,538,267
    Samyang Tongsang Co., Ltd.............................   1,760     40,097
   #Samyoung Chemical Co., Ltd............................ 173,170    450,835
   #Sangbo Corp...........................................  49,604    659,659
  #*Sapphire Technology Co., Ltd..........................   8,243    262,054
   #Satrec Initiative Co., Ltd............................   5,805    108,152
    SAVEZONE I&C Corp.....................................  24,070     82,055
    SBS Contents Hub Co., Ltd.............................   7,013     88,282
   #SBS Media Holdings Co., Ltd........................... 192,730    869,318
  #*SBW................................................... 340,780    273,786
   #Seah Besteel Corp.....................................  65,015  1,832,699
    SeAH Holdings Corp....................................   4,622    472,600
   #SeAH Steel Corp.......................................  10,931  1,050,853
   #Sebang Co., Ltd.......................................  51,495    895,707
  #*Seegene, Inc..........................................  35,327  1,731,239
   #Sejong Industrial Co., Ltd............................  48,360    710,507
    Sempio Foods Co.......................................   7,350    163,564
   *Seobu T&D.............................................  16,017    290,101
   #Seohan Co., Ltd....................................... 411,355    396,735
  #*Seohee Construction Co., Ltd.......................... 728,878    495,243

                                     1812

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
   #Seoul Semiconductor Co., Ltd..........................    36,969 $1,224,802
    Seowon Co., Ltd.......................................    51,670     99,339
  #*Sewon Cellontech Co., Ltd.............................   124,121    373,225
   #SEWOONMEDICAL Co., Ltd................................    95,161    269,207
   #SFA Engineering Corp..................................    21,706  1,096,855
  #*SG Corp...............................................   575,100    451,178
  #*SH Energy & Chemical Co., Ltd.........................   484,940    438,261
   #Shin Poong Pharmaceutical Co., Ltd....................   133,125    704,183
  #*Shine Co., Ltd........................................    29,263    268,508
   #Shinsegae Co., Ltd....................................    35,692  6,945,168
    Shinsegae Information & Communication Co., Ltd........     3,374    236,880
   #Shinsegae International Co., Ltd......................     9,083    641,649
  #*Shinsung Solar Energy Co., Ltd........................   325,302    395,640
    Shinsung Tongsang Co., Ltd............................   256,840    280,870
  #*Shinwon Corp..........................................    19,980     22,050
    Shinyoung Securities Co., Ltd.........................    14,050    463,752
  #*Signetics Corp........................................   154,978    396,538
   #SIGONG TECH Co., Ltd..................................    67,831    225,464
   #Silicon Works Co., Ltd................................    44,743    866,889
    Silla Co., Ltd........................................    36,700    944,746
   #Simm Tech Co., Ltd....................................   114,351    831,688
   #SIMPAC, Inc...........................................    73,030    464,409
    Sindoh Co., Ltd.......................................    10,939    632,977
   #SJM Co., Ltd..........................................    35,860    379,197
   *SK Broadband Co., Ltd.................................   706,389  3,363,033
    SK Chemicals Co., Ltd.................................    72,371  2,756,248
  #*SK Communications Co., Ltd............................    79,814    447,625
    SK Gas Co., Ltd.......................................    18,415  1,235,585
    SK Networks Co., Ltd..................................   660,780  3,819,148
   *SK Securities Co., Ltd................................ 1,394,080  1,126,906
   #SKC Co., Ltd..........................................   103,527  2,688,228
    SL Corp...............................................    65,030    963,140
  #*SM Culture & Contents Co., Ltd........................    94,765    276,314
  #*SM Entertainment Co...................................    56,634  1,902,633
   *Solco Biomedical Co., Ltd.............................   292,174    215,098
   #Songwon Industrial Co., Ltd...........................    74,660    869,687
  #*Sonokong Co., Ltd.....................................    86,999    214,245
   *Ssangyong Cement Industrial Co., Ltd..................    99,641    570,855
   #Steel Flower Co., Ltd.................................    29,816    172,950
   #STX Corp. Co., Ltd....................................   182,888    539,328
  #*STX Engine Co., Ltd...................................   115,112    704,655
  #*STX Offshore & Shipbuilding Co., Ltd..................   320,930  1,554,681
  #*STX Pan Ocean Co., Ltd................................   542,771  1,160,133
   #Suheung Capsule Co., Ltd..............................    32,370    951,312
    Sun Kwang Co., Ltd....................................    15,705    257,986
   *Sung Jin Geotec Co., Ltd..............................    70,710    626,402
  #*Sungchang Enterprise Holdings, Ltd....................    23,520    446,494
   *Sungshin Cement Co., Ltd..............................    40,950    197,865
    Sungwoo Hitech Co., Ltd...............................    96,871  1,288,601
    Sunjin Co., Ltd.......................................    23,265    365,744
  #*Suprema, Inc..........................................    57,629  1,265,416
  #*Synopex, Inc..........................................   261,562    542,093
   #Tae Kyung Industrial Co., Ltd.........................    33,700    137,183

                                     1813

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
    Taekwang Industrial Co., Ltd..........................     1,928 $1,845,733
   *Taesan LCD Co., Ltd...................................     3,402     15,362
  #*Taewoong Co., Ltd.....................................    45,326    906,771
    Taeyoung Engineering & Construction Co., Ltd..........   200,500  1,111,053
  #*Taihan Electric Wire Co., Ltd.........................   421,468    990,583
    Tailim Packaging Industrial Co., Ltd..................   141,790    325,220
   #TCC Steel.............................................    35,939    122,787
  #*Tera Resource Co., Ltd................................ 1,023,294    433,574
  #*Tera Semicon Co., Ltd.................................    11,443    159,390
  #*Theall Medi Bio.......................................    45,340    146,034
   *Theragen Etex Co., Ltd................................     9,184     65,725
  #*TK Chemical Corp......................................   222,222    338,351
   #Tong Yang Moolsan Co., Ltd............................    22,590    228,485
    Tongyang Life Insurance...............................   192,400  1,951,194
    TONGYANG Securities, Inc..............................    12,966     41,141
  #*Tongyang, Inc.........................................   242,448    229,313
  #*Top Engineering Co., Ltd..............................    43,811    204,380
  #*Toptec Co., Ltd.......................................    39,069    654,947
    Tovis Co., Ltd........................................    18,049    153,616
  #*Trais Co., Ltd........................................    69,289    185,077
    Trigem Computer, Inc..................................         1         --
   #TS Corp...............................................    18,630    543,179
  #*UBCare Co., Ltd.......................................   118,794    324,334
  #*Ubivelox, Inc.........................................    15,537    330,667
   #UI Display Co., Ltd...................................    34,401    319,810
   #Uju Electronics Co., Ltd..............................    31,398    674,453
    Unid Co., Ltd.........................................    17,354    784,290
    Union Steel...........................................    10,192    108,800
  #*Uniquest Corp.........................................    15,660    212,395
  #*Unison Co., Ltd.......................................   128,973    560,596
   #Value Added Technologies Co., Ltd.....................    32,149    390,361
  #*VGX International, Inc................................     4,580      6,040
   #Vieworks Co., Ltd.....................................    37,657    592,986
   #Visang Education, Inc.................................    28,772    390,099
  #*Webzen, Inc...........................................    48,846    366,792
  #*WeMade Entertainment Co., Ltd.........................    20,274    998,980
   #Whanin Pharmaceutical Co., Ltd........................    43,130    483,846
  #*WillBes & Co. (The)...................................   269,780    300,151
  #*WiSoL Co., Ltd........................................    50,781    585,496
  #*Wonik IPS Co., Ltd....................................    63,628    409,888
  #*Woongjin Chemical Co., Ltd............................   121,710  1,099,087
  #*Woongjin Energy Co., Ltd..............................   245,710    534,749
   *Woongjin Holdings Co., Ltd............................     7,977     25,227
  #*Woongjin Thinkbig Co., Ltd............................    80,049    513,811
   #Wooree ETI Co., Ltd...................................   139,474    508,170
    Woori Financial Co., Ltd..............................    54,928  1,041,695
    Woori Investment & Securities Co., Ltd................   617,082  6,422,756
  #*Wooridul Life Sciences, Ltd...........................   376,500    178,872
   #WooSung Feed Co., Ltd.................................    86,370    225,147
   #Y G-1 Co., Ltd........................................    70,378    825,920
   *Yedangcompany Co., Ltd................................   383,766    218,285
    YESCO Co., Ltd........................................    13,100    445,198
   #YG Entertainment, Inc.................................    23,707  1,197,743

                                     1814

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   #Yoosung Enterprise Co., Ltd.........................    62,110 $    260,874
   #YooSung T&S Co., Ltd................................    23,393       42,196
    Youlchon Chemical Co., Ltd..........................    59,750      706,834
    Young Poong Corp....................................     2,423    3,329,316
    Young Poong Mining & Construction Corp..............     1,580           --
    Young Poong Precision Corp..........................    35,929      330,991
    Youngone Corp.......................................   103,584    3,205,982
    Youngone Holdings Co., Ltd..........................    28,420    1,643,748
    Yuhan Corp..........................................    41,755    7,829,940
    YuHwa Securities Co., Ltd...........................    13,060      139,325
  #*Yungjin Pharmaceutical Co., Ltd.....................   469,292      757,904
                                                                   ------------
TOTAL SOUTH KOREA.......................................            570,594,703
                                                                   ------------
TAIWAN -- (14.8%)
   #A-DATA Technology Co., Ltd.......................... 1,078,000    2,012,480
    Ability Enterprise Co., Ltd......................... 1,799,076    1,445,248
    AcBel Polytech, Inc................................. 1,849,599    1,635,517
    Accton Technology Corp.............................. 2,461,763    1,423,315
   #Ace Pillar Co., Ltd.................................   254,008      218,051
    ACES Electronic Co., Ltd............................   421,000      356,715
   #ACHEM TECHNOLOGY Corp...............................   831,764      427,233
   #Acme Electronics Corp...............................   542,295      752,726
    Acter Co., Ltd......................................   180,000      727,037
   *Action Electronics Co., Ltd.........................   917,635      197,434
    Actron Technology Corp..............................   263,150    1,007,902
   #Adlink Technology, Inc..............................   473,985      708,591
   #Advanced Ceramic X Corp.............................   222,000      740,041
    Advanced International Multitech Co., Ltd...........   425,000      459,045
   #Advancetek Enterprise Co., Ltd......................   638,917      793,837
   *AGV Products Corp................................... 2,428,801      809,568
   #AimCore Technology Co., Ltd.........................   218,536      389,025
   #Airtac International Group..........................    19,260      108,896
   #Alcor Micro Corp....................................   379,000      363,102
   #ALI Corp............................................ 1,479,000    1,407,623
    Allis Electric Co., Ltd.............................    54,000       16,246
    Alltop Technology Co., Ltd..........................    62,000       59,904
   #Alpha Networks, Inc................................. 1,582,763      930,204
    Altek Corp.......................................... 1,922,637    1,036,535
    Ambassador Hotel (The).............................. 1,385,000    1,289,257
   #AMPOC Far-East Co., Ltd.............................   450,444      374,580
    AmTRAN Technology Co., Ltd.......................... 4,067,951    2,850,782
   #Anpec Electronics Corp..............................   577,000      436,900
   #Apacer Technology, Inc..............................   532,000      552,415
    APCB, Inc...........................................   719,000      510,316
   #Apex Biotechnology Corp.............................   465,483    1,131,967
   #Apex International Co., Ltd.........................   255,000      348,385
   #Apex Medical Corp...................................   325,500      368,049
    Apex Science & Engineering..........................   134,198       75,540
    Arcadyan Technology Corp............................    95,000      120,621
    Ardentec Corp....................................... 1,419,795      909,993
   #Arima Communications Corp...........................   992,719      397,669
  #*Asia Optical Co., Inc............................... 1,209,000    1,326,972
   #Asia Plastic Recycling Holding, Ltd.................   289,726      766,163

                                     1815

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   #Asia Polymer Corp..................................... 1,439,484 $1,117,474
    Asia Vital Components Co., Ltd........................ 1,548,058    778,679
   #ASROCK, Inc...........................................   192,000    688,546
    Aten International Co., Ltd...........................   430,479    794,125
    Audix Corp............................................   519,000    498,123
   #AURAS Technology Co., Ltd.............................    92,000     61,567
    Aurora Corp...........................................   541,499  1,062,593
    AV Tech Corp..........................................   198,000    587,778
    Avermedia Technologies................................   993,446    424,294
   *Avision, Inc..........................................   729,000    195,834
    AVY Precision Technology, Inc.........................   235,000    389,800
    Awea Mechantronic Co., Ltd............................   137,200    143,454
   *Bank of Kaohsiung..................................... 1,911,645    618,975
   #Basso Industry Corp...................................   581,000    566,732
   *BenQ Materials Corp...................................   751,000    475,053
    BES Engineering Corp.................................. 6,859,750  1,907,788
   #Bin Chuan Enterprise Co., Ltd.........................   248,778    225,635
   *Bionet Corp...........................................   191,000    297,711
   #Biostar Microtech International Corp..................   865,975    324,284
   #Boardtek Electronics Corp.............................   783,000    859,502
   *Bright Led Electronics Corp...........................   601,520    272,819
    C Sun Manufacturing, Ltd..............................   698,221    481,800
   *Cameo Communications, Inc............................. 1,147,818    365,278
   #Capella Microsystems Taiwan, Inc......................   161,598    808,213
    Capital Securities Corp............................... 8,209,142  2,737,588
   #Career Technology MFG. Co., Ltd....................... 1,388,000  1,324,482
   #Carnival Industrial Corp.............................. 1,753,000    527,343
    Cathay Chemical Works.................................    30,000     14,900
    Cathay Real Estate Development Co., Ltd............... 3,801,000  2,717,903
   #Celxpert Energy Corp..................................   164,000     94,844
  #*Center Laboratories, Inc..............................   432,000    653,846
    Central Reinsurance Co., Ltd..........................   867,410    377,686
    ChainQui Construction Development Co., Ltd............   360,083    276,308
   *Chaintech Technology Corp.............................   171,526    244,858
   *Champion Building Materials Co., Ltd.................. 1,757,851    589,450
   #Chang Wah Electromaterials, Inc.......................   196,132    568,721
    Channel Well Technology Co., Ltd......................    53,000     20,903
   #Charoen Pokphand Enterprise...........................   867,000    442,564
   #Chaun-Choung Technology Corp..........................   330,000    747,264
   #CHC Resources Corp....................................   329,348    588,185
    Chen Full International Co., Ltd......................   152,000    102,704
    Chenbro Micom Co., Ltd................................   294,000    316,085
    Cheng Loong Corp...................................... 4,169,383  1,841,647
    Cheng Uei Precision Industry Co., Ltd................. 1,982,331  4,021,974
  #*Chenming Mold Industry Corp...........................   610,437    421,957
    Chia Chang Co., Ltd...................................   547,000    708,863
    Chia Hsin Cement Corp................................. 2,128,121  1,010,741
   #Chien Kuo Construction Co., Ltd....................... 1,436,312    666,424
   #Chilisin Electronics Corp.............................   549,535    307,417
    Chime Ball Technology Co., Ltd........................   143,000    378,249
   #Chimei Materials Technology Corp......................   698,000    781,823
    Chin-Poon Industrial Co............................... 1,754,207  3,331,549
    China Chemical & Pharmaceutical Co., Ltd.............. 1,464,000  1,042,152

                                     1816

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
   #China Ecotek Corp....................................    187,000 $  527,442
   #China Electric Manufacturing Corp....................  1,435,900    705,917
    China General Plastics Corp..........................  1,636,640  1,016,864
    China Glaze Co., Ltd.................................    654,139    294,021
   *China Manmade Fibers Corp............................  5,236,879  2,300,898
   #China Metal Products.................................  1,286,278  1,964,063
    China Motor Corp.....................................    586,609    494,163
    China Rebar Co., Ltd.................................     55,174         --
   #China Steel Chemical Corp............................    543,554  3,090,558
   #China Steel Structure Co., Ltd.......................    655,000    786,274
    China Synthetic Rubber Corp..........................  2,303,563  2,391,692
    China United Trust & Investment Corp.................    164,804         --
   *China Wire & Cable Co., Ltd..........................    592,000    257,053
   #Chinese Gamer International Corp.....................    215,000    376,280
    Chinese Maritime Transport, Ltd......................    543,850    580,318
    Chong Hong Construction Co...........................    657,646  2,731,979
    Chou Chin Industrial Co., Ltd........................        825         --
    Chroma ATE, Inc......................................  1,531,821  3,200,071
  #*Chun YU Works & Co., Ltd.............................  1,148,000    418,431
    Chun Yuan Steel......................................  1,955,529    717,456
    Chung Hsin Electric & Machinery Manufacturing Corp...  1,995,000  1,130,402
   *Chung Hung Steel Corp................................  4,291,979  1,201,203
   *Chung Hwa Pulp Corp..................................  2,616,031    835,034
   #Chunghwa Chemical Synthesis & Biotech Co., Ltd.......    256,000    409,089
   *Chunghwa Picture Tubes, Ltd.......................... 16,175,000    838,929
   *Chyang Sheng Dyeing & Finishing Co., Ltd.............     45,000     21,429
    Cleanaway Co., Ltd...................................    173,000  1,140,708
    Clevo Co.............................................  2,044,200  3,803,018
   *CMC Magnetics Corp................................... 13,033,960  2,283,138
    CoAsia Microelectronics Corp.........................    450,000    322,614
    Collins Co., Ltd.....................................    565,431    208,198
  #*Compal Communications, Inc...........................  1,459,000  2,074,493
    Compeq Manufacturing Co..............................  4,826,000  2,202,074
   *Concord Securities Corp..............................  1,491,000    379,826
    Continental Holdings Corp............................  1,959,067    724,821
    Coretronic Corp......................................  3,332,000  2,871,041
   *Cosmo Electronics Corp...............................    310,137    320,626
   *Cosmos Bank Taiwan...................................  1,044,926    531,020
   #Coxon Precise Industrial Co., Ltd....................    525,000    964,631
    Creative Sensor, Inc.................................     85,000     43,090
  #*Crystalwise Technology, Inc..........................    671,000    622,218
   #CSBC Corp. Taiwan....................................  1,909,610  1,148,910
    Cub Elecparts, Inc...................................      7,000     22,765
    CviLux Corp..........................................    353,039    446,432
    Cyberlink Corp.......................................    390,281  1,274,460
   #CyberPower Systems, Inc..............................    211,000    377,269
    CyberTAN Technology, Inc.............................  1,387,779  1,460,687
    D-Link Corp..........................................  2,875,665  1,623,015
    DA CIN Construction Co., Ltd.........................    910,711    862,336
   #Da-Li Construction Co., Ltd..........................    459,220    563,291
    Dah Fung CATV Co., Ltd...............................    241,400    489,200
    Darfon Electronics Corp..............................  1,333,550    941,647
    Davicom Semiconductor, Inc...........................    351,888    205,108

                                     1817

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Daxin Materials Corp..................................   192,000 $  349,232
    De Licacy Industrial Co...............................    70,000     23,396
   #Delpha Construction Co., Ltd..........................   991,931    386,964
   #Depo Auto Parts Ind Co., Ltd..........................   497,000  1,524,894
    Der Pao Construction Co., Ltd.........................   476,000         --
    DFI, Inc..............................................   164,524    168,907
    Dimerco Express Corp..................................   373,000    215,015
    DYNACOLOR, Inc........................................   224,000    427,151
    Dynamic Electronics Co., Ltd.......................... 1,275,321    416,741
   #Dynapack International Technology Corp................   607,000  1,717,140
   #E Ink Holdings, Inc................................... 3,975,000  2,248,484
   #E-Lead Electronic Co., Ltd............................   307,942    373,489
    E-LIFE MALL Corp......................................   362,000    837,272
  #*E-Ton Solar Tech Co., Ltd............................. 2,396,209    951,645
   *Eastern Media International Corp...................... 4,196,337    678,708
  #*Edimax Technology Co., Ltd............................   780,000    359,922
   #Edison Opto Corp......................................   435,000    514,643
    Edom Technology Co., Ltd..............................   172,776     64,229
   #eGalax_eMPIA Technology, Inc..........................   203,000    702,812
    Elan Microelectronics Corp............................ 1,655,715  3,105,677
   #Elite Advanced Laser Corp.............................   360,000    840,873
    Elite Material Co., Ltd............................... 1,353,350  1,223,658
    Elite Semiconductor Memory Technology, Inc............ 1,242,200  1,305,022
    Elitegroup Computer Systems Co., Ltd.................. 3,206,182  1,233,351
   #eMemory Technology, Inc...............................   328,000    921,559
   #ENG Electric Co., Ltd.................................   671,580    515,748
    Entie Commercial Bank................................. 1,833,603    954,581
   #Episil Technologies, Inc..............................   873,000    321,156
    Eternal Chemical Co., Ltd............................. 3,361,794  2,712,808
   *Etron Technology, Inc................................. 1,395,000    513,611
   *Everest Textile Co., Ltd.............................. 1,127,562    297,042
    Evergreen International Storage & Transport Corp...... 2,516,000  1,606,736
    Everlight Chemical Industrial Corp.................... 1,737,933  1,173,422
    Everlight Electronics Co., Ltd........................ 1,685,000  2,652,250
  #*Everspring Industry Co................................   670,000    425,339
   #Excelsior Medical Co., Ltd............................   487,654    849,298
    Far Eastern International Bank........................ 6,268,770  2,610,255
    Faraday Technology Corp............................... 1,679,648  1,920,753
   *Farglory F T Z Investment Holding Co., Ltd............   142,000     99,054
   #Federal Corp.......................................... 2,183,666  1,719,130
   #Feedback Technology Corp..............................   172,000    313,977
    Feng Hsin Iron & Steel Co............................. 1,688,100  2,973,919
    Feng TAY Enterprise Co., Ltd.......................... 1,346,806  2,726,413
    Fine Blanking & Tool Co., Ltd.........................    13,000     17,338
   #Firich Enterprises Co., Ltd...........................   751,610  1,446,214
  #*First Copper Technology Co., Ltd......................   929,000    287,152
    First Hotel...........................................   682,019    450,358
    First Insurance Co., Ltd.............................. 1,054,179    661,042
    First Steamship Co., Ltd.............................. 1,788,218  1,188,229
   #FLEXium Interconnect, Inc.............................   774,362  2,837,526
   #Flytech Technology Co., Ltd...........................   382,206  1,466,984
    Forhouse Corp......................................... 2,123,635    916,309
    Formosa Advanced Technologies Co., Ltd................   704,000    422,065

                                     1818

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
  #*Formosa Epitaxy, Inc.................................. 1,937,811 $1,238,857
    Formosa International Hotels Corp.....................   143,858  1,848,956
  #*Formosa Laboratories, Inc.............................   191,000    374,607
    Formosa Oilseed Processing............................   304,567    133,559
   #Formosa Optical Technology Co., Ltd...................   239,000    926,744
    Formosan Rubber Group, Inc............................ 2,028,000  1,595,210
   #Formosan Union Chemical............................... 1,222,218    596,650
   #Fortune Electric Co., Ltd.............................   502,078    232,363
    Founding Construction & Development Co., Ltd..........   895,317    600,471
   #Foxlink Image Technology Co., Ltd.....................   619,000    402,395
  #*Froch Enterprise Co., Ltd.............................   843,000    251,096
    FSP Technology, Inc...................................   810,887    703,689
   *FU I Industrial.......................................     4,701      8,416
   #Fullerton Technology Co., Ltd.........................   505,600    427,530
   #Fulltech Fiber Glass Corp............................. 1,411,084    611,125
    Fwusow Industry Co., Ltd..............................   750,186    375,138
   #G Shank Enterprise Co., Ltd........................... 1,056,013    612,084
   #G Tech Optoelectronics Corp...........................   798,000  1,531,102
   *Gallant Precision Machining Co., Ltd..................    21,000     10,175
   *Gamania Digital Entertainment Co., Ltd................   604,000    495,797
    GEM Terminal Industrial Co., Ltd......................    23,386      9,326
   #Gemtek Technology Corp................................ 1,447,219  1,509,592
    General Plastic Industrial Co., Ltd...................   137,553    140,478
  #*Genesis Photonics, Inc................................ 1,185,363    713,607
   #Genius Electronic Optical Co., Ltd....................   285,427  1,507,728
   #Genmont Biotech, Inc..................................   242,000    375,243
    GeoVision, Inc........................................   223,527  1,226,642
   #Getac Technology Corp................................. 2,105,360  1,054,045
  #*Giantplus Technology Co., Ltd.........................   204,900     74,279
   #Giga Solar Materials Corp.............................    87,400    666,934
   #Giga Solution Tech Co., Ltd...........................   525,446    282,852
    Gigabyte Technology Co., Ltd.......................... 2,532,800  2,287,020
   #Gigastorage Corp...................................... 1,377,561    840,847
  #*Gintech Energy Corp................................... 1,699,936  1,589,295
    Global Brands Manufacture, Ltd........................ 1,376,359    472,900
   #Global Lighting Technologies, Inc.....................   248,000    235,074
   #Global Mixed Mode Technology, Inc.....................   381,000  1,016,565
   #Global Unichip Corp...................................   398,000  1,268,258
   #Globe Union Industrial Corp........................... 1,047,944    756,368
    Gloria Material Technology Corp....................... 2,091,015  1,497,957
   *Gold Circuit Electronics, Ltd......................... 2,205,227    509,163
   #Goldsun Development & Construction Co., Ltd........... 6,500,722  2,567,559
    Good Will Instrument Co., Ltd.........................   200,703    113,527
   #Gourmet Master Co., Ltd...............................   202,000  1,174,583
    Grand Pacific Petrochemical........................... 4,244,000  2,573,452
   #Grape King Industrial Co..............................   460,000  2,236,490
   #Great China Metal Industry............................   754,000    820,042
    Great Taipei Gas Co., Ltd............................. 1,467,000  1,071,761
    Great Wall Enterprise Co., Ltd........................ 1,939,057  1,746,627
  #*Green Energy Technology, Inc.......................... 1,340,457    854,588
  #*GTM Corp..............................................   679,000    347,204
   #Gudeng Precision Industrial Co., Ltd..................   170,200    315,350
   #Hannstar Board Corp................................... 1,493,049    666,685

                                     1819

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
   *HannStar Display Corp............................... 10,217,495 $4,060,400
   *HannsTouch Solution, Inc............................  3,934,130  1,355,504
   #Harvatek Corp.......................................    830,623    318,365
    Hey Song Corp.......................................  1,877,000  2,483,708
   #Hi-Clearance, Inc...................................    104,000    303,983
    Hiroca Holdings, Ltd................................     12,100     28,158
    HiTi Digital, Inc...................................    437,573    219,086
   #Hitron Technology, Inc..............................    991,213    535,151
   *Hiyes International Co., Ltd........................      5,043      9,087
   *Ho Tung Chemical Corp...............................  3,380,182  1,510,050
   #Hocheng Corp........................................  1,275,700    416,706
    Hold-Key Electric Wire & Cable Co., Ltd.............    205,908     68,645
   #Holiday Entertainment Co., Ltd......................    248,800    332,577
    Holtek Semiconductor, Inc...........................    829,000  1,033,365
   #Holy Stone Enterprise Co., Ltd......................  1,458,183  1,506,518
    Hong Ho Precision Textile Co........................     40,000     37,613
    Hong TAI Electric Industrial........................  1,201,000    376,502
    Hong YI Fiber Industry Co...........................     75,652     24,178
   *Horizon Securities Co., Ltd.........................  1,910,000    713,815
  #*Hota Industrial Manufacturing Co., Ltd..............    817,000  1,002,444
   #Howarm Construction Co., Ltd........................    852,811    494,032
    Hsin Kuang Steel Co., Ltd...........................  1,317,443    781,383
    Hsin Yung Chien Co., Ltd............................    151,000    394,310
    Hsing TA Cement Co..................................    620,000    214,065
    Hu Lane Associate, Inc..............................    240,559    660,387
    HUA ENG Wire & Cable................................  2,359,565    830,149
    Huaku Development Co., Ltd..........................  1,128,816  3,640,465
   #Huang Hsiang Construction Co........................    568,800  1,350,183
    Hung Ching Development & Construction Co., Ltd......    449,000    199,728
    Hung Poo Real Estate Development Corp...............  1,293,185  1,269,918
    Hung Sheng Construction Co., Ltd....................  2,545,400  2,438,998
    Huxen Corp..........................................    268,244    322,151
   *Hwa Fong Rubber Co., Ltd............................    970,670    343,845
   #I-Chiun Precision Industry Co., Ltd.................    924,313    542,627
    I-Sheng Electric Wire & Cable Co., Ltd..............    547,000    753,550
    Ibase Technology, Inc...............................    413,549    556,639
   *Ichia Technologies, Inc.............................  1,679,000    836,009
   #ICP Electronics, Inc................................    905,300  1,076,613
   #ILI Technology Corp.................................    288,000    655,303
    Infortrend Technology, Inc..........................  1,161,163    572,642
   *Inotera Memories, Inc...............................  5,086,000  1,901,346
   #Insyde Software Corp................................    135,000    197,005
  #*Integrated Memory Logic, Ltd........................    263,001    616,136
    International Games System Co., Ltd.................    299,000    706,167
   *ITE Technology, Inc.................................    890,408    692,780
    ITEQ Corp...........................................  1,193,614  1,303,612
  #*J Touch Corp........................................    601,000    500,852
   *Janfusun Fancyworld Corp............................  1,530,000    211,239
   *Jenn Feng New Energy Co., Ltd.......................    315,000    115,267
   #Jentech Precision Industrial Co., Ltd...............    290,868    532,157
   *Jess-Link Products Co., Ltd.........................    803,900    678,427
    Jih Sun Financial Holdings Co., Ltd.................  2,813,154    882,988
   #Johnson Health Tech Co., Ltd........................    292,758  1,005,540

                                     1820

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
   #K Laser Technology, Inc.............................    228,000 $  135,300
    Kang Na Hsiung Enterprise Co., Ltd..................    489,020    258,881
   *Kao Hsing Chang Iron & Steel........................    784,000    250,642
    Kaori Heat Treatment Co., Ltd.......................    327,810    778,467
    Kaulin Manufacturing Co., Ltd.......................    664,330    529,577
    KD Holding Corp.....................................     40,000    221,428
    KEE TAI Properties Co., Ltd.........................  1,903,473  1,362,900
   *Kenmec Mechanical Engineering Co., Ltd..............    842,000    283,491
    Kerry TJ Logistics Co., Ltd.........................  1,609,000  1,983,748
    Keysheen Cayman Holdings Co., Ltd...................      2,000      4,472
   #Kindom Construction Co..............................  1,646,000  2,526,955
    King Core Electronics, Inc..........................     10,729      7,327
    King Slide Works Co., Ltd...........................    241,550  2,159,798
    King Yuan Electronics Co., Ltd......................  5,488,979  3,659,806
    King's Town Bank....................................  3,714,701  3,218,399
   #King's Town Construction Co., Ltd...................    929,210    897,978
    Kinik Co............................................    594,000    968,359
   #Kinko Optical Co., Ltd..............................    747,000    761,753
    Kinpo Electronics...................................  5,249,157  1,610,928
  #*KMC Kuei Meng International, Inc....................     35,000    153,976
    KS Terminals, Inc...................................    407,482    328,740
    Kung Long Batteries Industrial Co., Ltd.............    308,000    893,200
   #Kung Sing Engineering Corp..........................  1,486,000    680,354
   #Kuo Toong International Co., Ltd....................    649,000    573,962
    Kuoyang Construction Co., Ltd.......................  2,029,000  1,392,785
   #Kwong Fong Industries...............................  1,632,200    845,419
    KYE Systems Corp....................................  1,372,903    476,168
    L&K Engineering Co., Ltd............................    623,048    546,742
    LAN FA Textile......................................    826,933    227,863
    Laser Tek Taiwan Co., Ltd...........................     45,150     30,641
    LCY Chemical Corp...................................    441,383    599,723
   #Leader Electronics, Inc.............................    653,000    384,011
    Leadtrend Technology Corp...........................    173,086    248,193
    Lealea Enterprise Co., Ltd..........................  3,260,542  1,129,215
   #Ledtech Electronics Corp............................    207,000    111,190
   #LEE CHI Enterprises Co., Ltd........................    886,000    428,105
  #*Leofoo Development Co...............................  1,394,000    637,810
   #LES Enphants Co., Ltd...............................    850,754    512,913
   #Lextar Electronics Corp.............................  1,251,500  1,066,313
   *Li Peng Enterprise Co., Ltd.........................  2,720,388  1,032,839
   #Lian HWA Food Corp..................................    289,157    494,368
    Lien Hwa Industrial Corp............................  2,446,676  1,618,704
    Lingsen Precision Industries, Ltd...................  1,727,506    905,950
    Lite-On Semiconductor Corp..........................  1,454,730    828,514
   #Long Bon International Co., Ltd.....................  1,495,945    997,089
    Long Chen Paper Co., Ltd............................  1,886,674    704,479
   #Longwell Co.........................................    539,000    412,502
   #Lotes Co., Ltd......................................    279,778    735,287
   *Lucky Cement Corp...................................    677,000    180,323
   #Lumax International Corp., Ltd......................    448,769    983,792
   #Macroblock, Inc.....................................    141,000    338,997
   *Macronix International.............................. 17,113,481  4,119,670
   #MacroWell OMG Digital Entertainment Co., Ltd........     93,000    302,433

                                     1821

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Mag Layers Scientific-Technics Co., Ltd...............     7,000 $    8,755
    Makalot Industrial Co., Ltd...........................   683,202  3,734,031
    Marketech International Corp..........................   612,000    362,596
    Masterlink Securities Corp............................ 4,448,000  1,478,924
    Mayer Steel Pipe Corp.................................   842,567    359,446
    Maywufa Co., Ltd......................................   170,322     89,157
  #*Medigen Biotechnology Corp............................   408,000  2,502,638
    Meiloon Industrial Co.................................   393,809    224,576
    Mercuries & Associates, Ltd........................... 1,369,438  1,099,921
    Merry Electronics Co., Ltd............................   966,169  2,101,450
    Micro-Star International Co., Ltd..................... 3,332,075  1,975,067
   #Microbio Co., Ltd..................................... 1,368,180  1,443,574
  #*Microelectronics Technology, Inc...................... 1,176,019    784,046
    Microlife Corp........................................   167,600    456,174
   #MIN AIK Technology Co., Ltd...........................   674,316  1,908,885
    Mirle Automation Corp.................................   698,009    516,939
    Mitac International Corp.............................. 5,458,000  1,888,902
   *Mosel Vitelic, Inc.................................... 1,924,014    372,402
  #*Motech Industries, Inc................................ 1,592,000  2,058,966
    MPI Corp..............................................   320,000    684,701
   #Nak Sealing Technologies Corp.........................   248,954    593,789
   #Namchow Chemical Industrial, Ltd......................   760,000    979,037
    Nan Kang Rubber Tire Co., Ltd......................... 2,218,952  2,643,400
  #*Nan Ren Lake Leisure Amusement Co., Ltd...............   917,000    373,293
  #*Nan Ya Printed Circuit Board Corp..................... 1,197,000  1,497,147
   #Nantex Industry Co., Ltd.............................. 1,232,844    765,915
   *Nanya Technology Corp................................. 2,937,000    375,984
    National Petroleum Co., Ltd...........................   763,824    669,575
  #*Neo Solar Power Corp.................................. 2,455,000  1,744,296
   #Netronix, Inc.........................................   319,000    817,530
   #New Asia Construction & Development Corp..............   718,137    214,861
    New Era Electronics Co., Ltd..........................   380,000    443,347
  #*Newmax Technology Co., Ltd............................   325,000  1,191,645
    Nexcom International Co., Ltd.........................   202,000    185,182
    Nichidenbo Corp.......................................   451,340    360,544
    Nien Hsing Textile Co., Ltd........................... 1,270,613  1,063,026
    Nishoku Technology, Inc...............................   124,000    202,472
   #Nuvoton Technology Corp...............................   308,000    284,283
    O-TA Precision Industry Co., Ltd......................    17,000     10,701
  #*Ocean Plastics Co., Ltd...............................   812,200    996,660
    Oneness Biotech Co., Ltd..............................   297,000    470,461
    OptoTech Corp......................................... 2,758,886  1,053,168
   *Orient Semiconductor Electronics, Ltd................. 2,708,000    441,802
    Oriental Union Chemical Corp.......................... 2,859,267  2,795,682
   #Orise Technology Co., Ltd.............................   412,000    795,220
    P-Two Industries, Inc.................................    49,000     24,476
   #Pacific Construction Co...............................   950,921    296,918
   *Pan Jit International, Inc............................ 1,748,541    660,716
  #*Pan-International Industrial.......................... 1,743,893  1,416,321
    Parade Technologies, Ltd..............................    36,000    263,054
   #Paragon Technologies Co., Ltd.........................   367,571    488,361
    PChome Online, Inc....................................   262,000  1,492,377
  #*PharmaEngine, Inc.....................................   150,000    883,138

                                     1822

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
    Phihong Technology Co., Ltd.........................  1,325,901 $  846,752
    Phoenix Tours International, Inc....................    273,000    553,029
  #*Phytohealth Corp....................................    751,929  1,045,975
    Picvue Electronics, Ltd.............................     72,760         --
  #*Pihsiang Machinery Manufacturing Co., Ltd...........    642,534    547,631
   #Pixart Imaging, Inc.................................    666,150  1,287,707
    Plotech Co., Ltd....................................    146,000     52,221
   #Polytronics Technology Corp.........................    280,027    515,548
    Portwell, Inc.......................................    457,000    448,440
    Posiflex Technologies, Inc..........................     84,000    280,078
    Potrans Electrical Corp.............................    228,000         --
   *Power Quotient International Co., Ltd...............  1,053,600    724,427
  #*Powercom Co., Ltd...................................    867,140    147,421
    Powertech Industrial Co., Ltd.......................    367,000    251,149
   #Poya Co., Ltd.......................................    254,520  1,350,353
    President Securities Corp...........................  3,460,488  2,005,675
   #Prime Electronics Satellitics, Inc..................    670,822    568,497
    Prince Housing & Development Corp...................  3,849,782  2,657,784
    Procomp Informatics, Ltd............................     21,675         --
    Prodisc Technology, Inc.............................  1,707,199         --
   #Promate Electronic Co., Ltd.........................    732,000    652,735
   #Promise Technology, Inc.............................    638,286    460,781
    Protop Technology Co., Ltd..........................    192,000         --
   *Qisda Corp..........................................  8,115,900  1,885,151
    Qualipoly Chemical Corp.............................    275,000    258,065
    Quanta Storage, Inc.................................    723,000    706,182
   #Quintain Steel Co., Ltd.............................  1,777,824    411,409
   #Radium Life Tech Co., Ltd...........................  2,697,902  2,420,289
    Ralec Electronic Corp...............................    103,209    113,334
   #Realtek Semiconductor Corp..........................    922,420  2,203,254
    Rechi Precision Co., Ltd............................  1,169,448  1,013,964
   *Rexon Industrial Corp., Ltd.........................     94,392     29,309
    Rich Development Co., Ltd...........................  2,427,974  1,290,971
    Richtek Technology Corp.............................    654,000  2,657,557
  #*Ritek Corp.......................................... 13,129,387  2,505,142
    Rotam Global Agrosciences, Ltd......................     12,000     22,462
    Ruentex Engineering & Construction Co...............     35,000     59,858
   #Run Long Construction Co., Ltd......................    380,000    381,960
    Sainfoin Technology Corp............................    131,260         --
    Sampo Corp..........................................  2,833,327    926,481
    San Fang Chemical Industry Co., Ltd.................    594,789    545,128
    San Shing Fastech Corp..............................    248,040    523,910
  #*Sanyang Industry Co., Ltd...........................  3,375,628  3,405,499
   #Sanyo Electric Taiwan Co., Ltd......................    584,000    673,329
    SCI Pharmtech, Inc..................................    107,936    278,337
   #SDI Corp............................................    601,000    654,232
    Senao International Co., Ltd........................    445,541  1,492,301
   #Sercomm Corp........................................    839,000  1,078,731
   #Sesoda Corp.........................................    659,250    729,971
    Shan-Loong Transportation Co., Ltd..................     29,000     24,660
    Sheng Yu Steel Co., Ltd.............................    605,980    383,746
   #ShenMao Technology, Inc.............................    441,891    490,814
    Shih Her Technologies, Inc..........................     95,000    147,609

                                     1823

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Shih Wei Navigation Co., Ltd..........................   996,183 $  685,594
    Shihlin Electric & Engineering Corp................... 1,301,000  1,527,999
   *Shihlin Paper Corp....................................   555,000    827,288
    Shin Hai Gas Corp.....................................     1,050      1,453
   #Shin Zu Shing Co., Ltd................................   615,144  1,384,122
  #*Shining Building Business Co., Ltd.................... 1,098,882    919,324
    Shinkong Insurance Co., Ltd........................... 1,052,131    757,017
    Shinkong Synthetic Fibers Corp........................ 7,179,395  2,371,468
   #Shinkong Textile Co., Ltd............................. 1,068,542  1,382,631
    Shiny Chemical Industrial Co., Ltd....................   243,000    361,001
   #Shuttle, Inc.......................................... 1,381,152    531,173
    Sigurd Microelectronics Corp.......................... 1,698,974  1,446,276
  #*Silicon Integrated Systems Corp....................... 2,908,820    956,491
   *Silicon Power Computer & Communications, Inc..........   228,000    339,325
    Silitech Technology Corp..............................   637,848    958,661
   #Sinbon Electronics Co., Ltd...........................   934,000    883,999
    Sincere Navigation Corp............................... 1,460,786  1,279,659
   #Singatron Enterprise Co., Ltd.........................   437,000    262,318
    Sinkang Industries, Ltd...............................   153,521     52,135
   #Sinmag Equipment Corp.................................   132,200    559,864
   #Sino-American Silicon Products, Inc................... 2,409,000  2,851,829
   #Sinon Corp............................................ 1,748,510    891,375
   #Sinphar Pharmaceutical Co., Ltd.......................   572,588    815,455
    Sinyi Realty Co.......................................   832,286  1,376,182
   #Sirtec International Co., Ltd.........................   603,000  1,141,462
    Sitronix Technology Corp..............................   524,879    613,977
   *Siward Crystal Technology Co., Ltd....................   536,000    230,378
    Skymedi Corp..........................................   205,000     86,116
    Soft-World International Corp.........................   550,000    966,859
    Solar Applied Materials Technology Co................. 1,603,581  1,469,167
  #*Solartech Energy Corp.................................   254,000    150,328
   *Solomon Technology Corp...............................   147,138     63,582
  #*Solytech Enterprise Corp..............................   974,000    343,823
    Sonix Technology Co., Ltd.............................   806,000  1,060,989
   #Southeast Cement Co., Ltd............................. 1,053,700    545,521
    Spirox Corp...........................................    66,000     25,613
   #Sporton International, Inc............................   186,960    569,393
    St Shine Optical Co., Ltd.............................   177,000  4,951,932
    Standard Chemical & Pharma............................   461,571    558,501
   *Star Comgistic Capital Co., Ltd....................... 1,020,713    386,352
    Stark Technology, Inc.................................   598,860    486,799
   #Sunonwealth Electric Machine Industry Co., Ltd........   662,487    378,651
   *Sunplus Technology Co., Ltd........................... 2,080,000    720,503
    Sunrex Technology Corp................................   914,736    407,218
    Sunspring Metal Corp..................................   221,000    594,786
   *Super Dragon Technology Co., Ltd......................   204,382    141,969
    Supreme Electronics Co., Ltd..........................   856,000    398,809
   #Swancor Ind Co., Ltd..................................   211,000    292,672
   #Sweeten Construction Co., Ltd.........................   565,889    390,305
   #Syncmold Enterprise Corp..............................   525,000    925,016
   #Synmosa Biopharma Corp................................   423,000    568,233
    Sysage Technology Co., Ltd............................   352,800    335,865
    Systex Corp...........................................   242,388    291,271

                                     1824

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
    TA Chen Stainless Pipe..............................  2,552,953 $1,304,515
   *Ta Chong Bank, Ltd..................................  7,147,322  2,428,196
   *Ta Chong Securities Co., Ltd........................    209,000     60,897
    Ta Ya Electric Wire & Cable.........................  2,645,306    618,868
    Ta Yih Industrial Co., Ltd..........................    194,000    285,883
    TA-I Technology Co., Ltd............................    759,778    396,235
   #Tah Hsin Industrial Co., Ltd........................    474,000    455,136
    TAI Roun Products Co., Ltd..........................    239,000     84,450
   #Tai Tung Communication Co., Ltd.....................    115,000    147,961
   #Taichung Commercial Bank............................  8,806,592  3,213,390
   #TaiDoc Technology Corp..............................    184,000    448,233
    Taiflex Scientific Co., Ltd.........................    865,000  1,241,677
   #Taimide Tech, Inc...................................    446,000    416,258
    Tainan Enterprises Co., Ltd.........................    643,370    695,202
    Tainan Spinning Co., Ltd............................  4,878,988  2,373,757
   #Taisun Enterprise Co., Ltd..........................  1,425,428    709,691
    Taita Chemical Co., Ltd.............................    741,951    330,347
   #Taiwan Acceptance Corp..............................    390,480    942,625
    Taiwan Calsonic Co., Ltd............................     33,000     35,468
    Taiwan Chinsan Electronic Industrial Co., Ltd.......    378,000    512,765
    Taiwan Cogeneration Corp............................  1,625,566  1,051,735
    Taiwan FamilyMart Co., Ltd..........................     20,000    103,365
    Taiwan Fire & Marine Insurance Co...................  1,055,338    757,912
    Taiwan Flourescent Lamp Co., Ltd....................    176,000         --
    Taiwan FU Hsing Industrial Co., Ltd.................    670,000    767,635
    Taiwan Hon Chuan Enterprise Co., Ltd................  1,216,814  2,700,187
   #Taiwan Hopax Chemicals Manufacturing Co., Ltd.......    795,120    479,248
    Taiwan Kolin Co., Ltd...............................  1,356,000         --
  #*Taiwan Land Development Corp........................  3,367,798  1,225,244
   *Taiwan Life Insurance Co., Ltd......................  1,790,232  1,361,922
    Taiwan Line Tek Electronic..........................    404,529    327,715
    Taiwan Mask Corp....................................  1,038,412    338,744
    Taiwan Navigation Co., Ltd..........................    697,777    537,479
    Taiwan Paiho, Ltd...................................  1,274,287  1,344,629
   #Taiwan PCB Techvest Co., Ltd........................  1,040,238  1,257,051
   #Taiwan Prosperity Chemical Corp.....................    580,000    579,961
    Taiwan Pulp & Paper Corp............................  1,940,980    809,223
   #Taiwan Sakura Corp..................................  1,398,003    770,064
    Taiwan Secom Co., Ltd...............................  1,069,332  2,410,191
    Taiwan Semiconductor Co., Ltd.......................  1,215,000    924,389
    Taiwan Sogo Shin Kong SEC...........................    997,278  1,182,859
   *Taiwan Styrene Monomer..............................  2,424,961  1,397,063
    Taiwan Surface Mounting Technology Co., Ltd.........  1,061,550  1,462,914
   *Taiwan TEA Corp.....................................  3,021,897  1,913,730
    Taiwan Union Technology Corp........................    798,000    588,550
   #Taiyen Biotech Co., Ltd.............................    969,000    887,201
  #*Tang Eng Iron Works Co., Ltd........................     60,000     59,488
   *Tatung Co., Ltd..................................... 11,022,015  2,788,015
   #Te Chang Construction Co., Ltd......................    392,840    355,153
   *Tecom Co., Ltd......................................    108,114     12,413
  #*Tekcore Co., Ltd....................................    326,000    117,214
   #Ten Ren Tea Co., Ltd................................    187,980    290,739
    Test Research, Inc..................................    757,821  1,013,813

                                     1825

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Test-Rite International Co., Ltd...................... 1,680,495 $1,345,799
   #ThaiLin Semiconductor Corp............................   226,000    109,112
    Thinking Electronic Industrial Co., Ltd...............   403,204    431,290
   #Thye Ming Industrial Co., Ltd.........................   852,360  1,097,432
    TNC Industrial Corp., Ltd.............................   197,000    135,255
    Ton Yi Industrial Corp................................ 2,273,644  1,992,969
   #Tong Hsing Electronic Industries, Ltd.................   625,963  3,047,268
    Tong Yang Industry Co., Ltd........................... 1,774,382  2,527,097
    Tong-Tai Machine & Tool Co., Ltd......................   932,599    724,235
    Topco Scientific Co., Ltd.............................   691,572  1,120,463
    Topco Technologies Corp...............................   114,000    252,026
   #Topoint Technology Co., Ltd...........................   720,111    448,967
    Toung Loong Textile Manufacturing.....................   373,000  1,013,120
    Trade-Van Information Services Co.....................   239,000    241,987
   #Transasia Airways Corp................................   578,000    246,774
    Transcend Information, Inc............................    22,651     65,704
    Tsann Kuen Enterprise Co., Ltd........................   514,686    736,647
   #TSC Auto ID Technology Co., Ltd.......................    63,000    323,299
    Ttet Union Corp.......................................   270,000    502,991
    TTFB Co., Ltd.........................................     9,000     80,512
   #TTY Biopharm Co., Ltd.................................   782,280  2,789,677
    Tung Ho Steel Enterprise Corp......................... 3,686,000  3,120,560
    Tung Ho Textile Co., Ltd..............................   598,000    175,457
   #Tung Thih Electronic Co., Ltd.........................   276,482    622,815
   #TURVO International Co., Ltd..........................   104,000    428,361
   #TXC Corp.............................................. 1,349,053  1,809,623
    TYC Brother Industrial Co., Ltd.......................   875,218    436,962
  #*Tycoons Group Enterprise.............................. 2,368,182    465,330
   *Tyntek Corp........................................... 1,728,393    357,288
    TZE Shin International Co., Ltd.......................   320,221    151,651
   #Ubright Optronics Corp................................   115,000    443,538
    Unic Technology Corp..................................    72,000     28,908
   *Union Bank Of Taiwan.................................. 3,222,537  1,234,695
    Unitech Computer Co., Ltd.............................   281,804    132,443
   #Unitech Printed Circuit Board Corp.................... 2,859,370  1,070,673
    United Integrated Services Co., Ltd................... 1,093,439  1,063,892
  #*Unity Opto Technology Co., Ltd........................ 1,413,500  1,099,180
    Universal Cement Corp................................. 1,746,191  1,012,266
    Unizyx Holding Corp................................... 2,078,430    948,501
    UPC Technology Corp................................... 3,481,910  1,799,224
    Userjoy Technology Co., Ltd...........................   108,000    185,870
    USI Corp.............................................. 3,673,734  2,624,801
    Ve Wong Corp..........................................   503,696    391,012
  #*Via Technologies, Inc................................. 1,520,500    910,341
   #Viking Tech Corp......................................    43,000     35,893
    Visual Photonics Epitaxy Co., Ltd..................... 1,186,696  1,370,934
   #Vivotek, Inc..........................................   243,223  1,244,145
   #Wafer Works Corp...................................... 1,310,580    578,161
   #Wah Hong Industrial Corp..............................   331,021    365,104
    Wah Lee Industrial Corp...............................   819,000  1,131,494
   *Walsin Lihwa Corp..................................... 3,797,000  1,110,762
   *Walsin Technology Corp................................ 2,779,873    708,255
   *Walton Advanced Engineering, Inc...................... 1,443,197    495,610

                                     1826

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
TAIWAN -- (Continued)
    Wan Hai Lines, Ltd................................  1,440,000 $    770,285
    WAN HWA Enterprise Co.............................    609,608      293,751
    Waterland Financial Holdings Co., Ltd.............  5,179,131    1,737,316
   #Ways Technical Corp., Ltd.........................    295,000      567,170
   *WEI Chih Steel Industrial Co., Ltd................    433,000       74,027
   #Wei Chuan Foods Corp..............................  1,836,000    3,393,637
   #Wei Mon Industry Co., Ltd.........................  1,682,282      526,969
   #Weikeng Industrial Co., Ltd.......................    957,100      652,431
   #Well Shin Technology Co., Ltd.....................    328,000      594,158
    Weltrend Semiconductor............................  1,131,833      637,343
   #Win Semiconductors Corp...........................  2,659,000    2,875,933
   *Winbond Electronics Corp.......................... 14,866,138    3,274,024
   *Wintek Corp.......................................  8,975,000    3,650,826
   #Wisdom Marine Lines Co., Ltd......................    754,400      988,454
    Wistron NeWeb Corp................................  1,100,069    1,703,943
    WT Microelectronics Co., Ltd......................  1,366,879    1,483,603
    WUS Printed Circuit Co., Ltd......................  1,582,000      632,841
    X-Legend Entertainment Co., Ltd...................      7,000       40,303
    XAC Automation Corp...............................    241,000      293,357
   #Xxentria Technology Materials Corp................    587,000    1,027,464
   *Yageo Corp........................................  9,756,000    3,269,673
    YC INOX Co., Ltd..................................  1,562,171      839,415
   #YeaShin International Development Co., Ltd........    871,000      757,435
    Yem Chio Co., Ltd.................................  1,519,036    1,169,956
    YFY, Inc..........................................  6,150,212    3,001,743
   *Yi Jinn Industrial Co., Ltd.......................    735,312      188,538
    Yieh Phui Enterprise Co., Ltd.....................  4,730,338    1,403,512
    Young Fast Optoelectronics Co., Ltd...............    691,872    1,001,043
   #Young Optics, Inc.................................    264,111      604,708
   #Youngtek Electronics Corp.........................    480,532    1,066,917
    Yufo Electronics Co., Ltd.........................     98,000       62,791
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...    333,869      892,324
   #Yungshin Construction & Development Co............     39,000       98,729
    YungShin Global Holding Corp......................    800,300    1,180,150
    Yungtay Engineering Co., Ltd......................  1,597,000    3,854,548
    Zeng Hsing Industrial Co., Ltd....................    238,349    1,120,716
    Zenitron Corp.....................................    902,000      565,325
    Zig Sheng Industrial Co., Ltd.....................  2,246,270      744,307
    Zinwell Corp......................................  1,474,586    1,278,878
    Zippy Technology Corp.............................    581,948      509,550
   #ZongTai Real Estate Development Co., Ltd..........    352,800      362,732
                                                                  ------------
TOTAL TAIWAN..........................................             592,077,634
                                                                  ------------
THAILAND -- (4.5%)
    AAPICO Hitech PCL.................................    916,780      527,222
    Aeon Thana Sinsap Thailand PCL....................    142,500      406,330
    AJ Plast PCL......................................  1,980,088      670,573
    Amarin Printing & Publishing PCL..................     70,600       49,172
    Amata Corp. PCL...................................  4,023,200    2,172,271
    AP Thailand PCL...................................  9,115,560    1,703,707
   *Apex Development PCL..............................      3,536           --
   *Asia Green Energy PCL.............................  3,658,300      254,795
    Asia Plus Securities PCL.......................... 10,379,800    1,293,330

                                     1827

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
THAILAND -- (Continued)
    Asian Insulators PCL...............................   1,129,000 $  613,195
    Bangchak Petroleum PCL.............................   4,164,400  4,590,153
    Bangkok Aviation Fuel Services PCL.................   1,389,217  1,120,694
    Bangkok Chain Hospital PCL.........................   7,551,837  1,664,782
    Bangkok Expressway PCL.............................   2,321,200  2,706,831
    Bangkok Insurance PCL..............................     128,701  1,615,958
    Bangkok Life Assurance PCL.........................   1,504,200  2,835,393
   *Bangkok Metro PCL..................................  37,278,200  1,322,006
   *Bangkok Rubber PCL.................................      14,600         --
    Bangkokland PCL....................................  61,025,970  2,846,579
    Bumrungrad Hospital PCL............................   1,645,300  4,270,947
    CalComp Electronics Thailand PCL...................  11,282,100  1,016,470
    Capital Nomura Securities PCL......................     513,700     27,408
   *Central Paper Industry P.L.C.......................          20         --
    Central Plaza Hotel PCL............................   3,964,900  3,831,892
    CH Karnchang PCL...................................   5,219,100  3,051,423
    Charoong Thai Wire & Cable PCL.....................   1,395,700    468,206
    Country Group Securities PCL.......................  11,123,300    437,114
    CS Loxinfo PCL.....................................   1,759,200    674,454
    Delta Electronics Thailand PCL.....................   3,676,100  5,255,766
    Dhipaya Insurance PCL..............................     523,300    723,090
    Diamond Building Products PCL......................   2,479,600    712,984
    DSG International Thailand PCL.....................   2,313,500    827,834
    Dynasty Ceramic PCL................................   1,101,600  2,076,498
    Eastern Water Resources Development and
      Management PCL...................................   4,333,100  1,785,846
    Electricity Generating PCL.........................     597,900  2,597,904
    Erawan Group PCL (The).............................   6,580,870    815,776
    Esso Thailand PCL..................................  10,241,300  2,274,027
   *G J Steel PCL...................................... 119,093,000    304,391
    G Steel PCL (Foreign)..............................  27,015,300    163,991
   *GFPT PCL...........................................   3,864,900  1,142,183
   *GMM Grammy PCL.....................................   1,313,300    637,769
   *Golden Land Property Development PCL...............   1,833,700    448,173
   *Grand Canal Land PCL...............................     834,300     82,630
   *Grande Asset Hotels & Property PCL.................     482,600     18,656
    Gunkul Engineering PCL.............................   1,286,200    723,231
    Hana Microelectronics PCL..........................   2,042,796  1,324,880
    Hemaraj Land and Development PCL...................  27,967,200  2,948,619
    ICC International PCL..............................     204,600    264,738
   *Italian-Thai Development PCL.......................  16,974,830  2,548,936
   *ITV PCL............................................   2,785,600     93,447
    Jasmine International PCL..........................  20,102,100  5,330,589
    Jaymart PCL........................................   1,235,800    813,338
    Jubilee Enterprise PCL.............................     159,300    124,183
    Kang Yong Electric PCL.............................      23,900    230,601
    KCE Electronics PCL................................   1,413,300    713,423
    KGI Securities Thailand PCL........................   9,781,400    881,264
    Khon Kaen Sugar Industry PCL.......................   4,323,100  1,767,913
    Kiatnakin Bank PCL.................................   2,760,800  3,792,792
    Laguna Resorts & Hotels PCL........................     197,000    193,538
    Lanna Resources PCL................................   1,601,650    552,646
    LH Financial Group PCL.............................  23,936,846  1,047,715
    Loxley PCL.........................................   6,495,165  1,020,965

                                     1828

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
THAILAND -- (Continued)
    LPN Development PCL (B00PXK5).......................    411,500 $  280,030
    LPN Development PCL (B00Q643).......................  2,486,000  1,691,751
    Major Cineplex Group PCL............................  2,775,900  1,871,294
    Maybank Kim Eng Securities Thailand PCL.............     92,800     70,860
    MBK PCL.............................................    551,200  2,782,415
    MCOT PCL............................................  2,016,400  2,641,291
    Modernform Group PCL................................    413,900    131,575
   *Muang Thai Insurance PCL............................     43,788    166,478
    Muramoto Electron Thailand PCL......................     14,000     59,936
   *Nation Multimedia Group PCL......................... 14,377,900    675,256
   *Natural Park PCL.................................... 37,126,800    106,754
    Nava Nakorn PCL.....................................  1,715,500    120,578
    Noble Development PCL...............................    230,200     62,882
    Polyplex Thailand PCL...............................  2,079,100    717,389
    Precious Shipping PCL...............................  2,776,300  1,463,545
    President Rice Products PCL.........................      3,375      4,825
    Property Perfect PCL................................ 21,874,700    803,703
    Pruksa Real Estate PCL..............................  6,340,700  3,808,472
    Quality Houses PCL.................................. 27,131,108  2,357,719
   *Raimon Land PCL..................................... 13,557,900    550,113
   *Regional Container Lines PCL........................  2,243,400    422,877
    Robinson Department Store PCL.......................    317,825    573,710
    Rojana Industrial Park PCL..........................  5,372,000  1,510,339
    RS PCL..............................................  2,469,300    682,410
    Saha Pathana Inter-Holding PCL......................    680,300    508,595
    Saha-Union PCL......................................    746,600    972,011
   *Sahaviriya Steel Industries PCL..................... 67,501,400    819,506
    Samart Corp. PCL....................................  2,803,300  1,692,727
    Samart I-Mobile PCL.................................  9,719,600  1,030,961
    Samart Telcoms PCL..................................  1,810,900    960,413
    Sansiri PCL......................................... 26,886,208  2,302,078
    SC Asset Corp PCL................................... 10,012,325  1,247,542
    SE Education PCL....................................    168,069     30,875
    Siam City Cement PCL................................     10,700    146,313
   *Siam Commercial Samaggi Insurance PCL (The).........     65,700     61,922
    Siam Future Development PCL.........................  6,419,521  1,292,108
    Siam Global House PCL...............................  5,154,683  3,326,664
    Siam Makro PCL......................................     31,900    790,875
    Siamgas & Petrochemicals PCL........................  2,476,700    807,104
    Sino Thai Engineering & Construction PCL............  4,296,500  2,649,280
    SNC Former PCL......................................    834,800    642,769
    Solartron PCL.......................................    445,500     83,976
    Somboon Advance Technology PCL......................  1,715,637    986,628
   *SPCG PCL............................................  1,668,900  1,167,697
    Sri Ayudhya Capital PCL.............................     27,000     22,212
    Sri Trang Agro-Industry PCL.........................  3,674,590  1,432,268
    Srithai Superware PCL...............................    871,700    582,062
    STP & I PCL.........................................    924,335  2,229,626
    Supalai PCL.........................................  5,048,833  2,500,221
    Susco PCL...........................................  3,430,500    434,019
   *SVI PCL.............................................  6,752,900    772,376
    Symphony Communication PCL..........................    431,900    216,640
   *Tata Steel Thailand PCL............................. 19,452,300    459,895

                                     1829

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
THAILAND -- (Continued)
    Thai Airways International PCL (6888868)..........  5,239,600 $  3,799,966
    Thai Airways International PCL (6364971)..........    141,400      102,549
    Thai Carbon Black PCL.............................    504,600      362,732
    Thai Central Chemical PCL.........................    194,300      150,226
    Thai Factory Development PCL......................  3,227,380      953,778
    Thai Metal Trade PCL..............................    583,600      192,047
    Thai Rayon PCL....................................     11,100       12,678
   *Thai Reinsurance PCL (6609575)....................  5,860,200      891,200
   *Thai Reinsurance PCL (6609995)....................    833,200      126,710
    Thai Rung Union Car PCL...........................    765,700      221,392
    Thai Stanley Electric PCL.........................    206,600    1,636,958
    Thai Steel Cable PCL..............................      3,400        1,738
    Thai Tap Water Supply PCL......................... 11,792,500    4,068,978
    Thai Vegetable Oil PCL............................  2,740,175    1,637,101
    Thai Wacoal PCL...................................     78,000      124,601
    Thai-German Ceramic PCL...........................  3,158,400      363,266
    Thaicom PCL.......................................  3,162,800    3,107,224
    Thanachart Capital PCL............................  3,989,600    4,270,019
    Thitikorn PCL.....................................    550,100      214,416
   *Thoresen Thai Agencies PCL........................  3,571,920    1,746,018
   *Three Sixty Five PCL..............................  2,115,300       58,120
    Ticon Industrial Connection PCL...................  3,173,187    2,017,458
   *Tipco Asphalt PCL.................................    684,790    1,203,305
   *TIPCO Foods PCL...................................  2,397,682      773,693
    Tisco Financial Group PCL (B3KFW10)...............    677,900      823,010
    Tisco Financial Group PCL (B3KFW76)...............  1,740,400    2,112,946
    Toyo-Thai Corp. PCL (B5ML0D8).....................  1,290,600    1,309,155
    Toyo-Thai Corp. PCL (B5ML0B6).....................     45,100       45,748
    TPI Polene PCL....................................  6,022,060    2,135,619
   *Tycoons Worldwide Group Thailand PCL..............    804,700      134,974
    Union Mosaic Industry PCL.........................  2,521,200    1,272,682
    Unique Engineering & Construction PCL.............  3,212,300      749,195
    Univanich Palm Oil PCL............................    939,000      330,000
    Univentures PCL...................................  5,549,900    1,391,908
    Vanachai Group PCL................................  3,321,266      301,354
    Vibhavadi Medical Center PCL......................  3,482,320    1,157,065
    Vinythai PCL......................................  2,764,134    1,015,576
    Workpoint Entertainment PCL.......................    827,100      990,935
                                                                  ------------
TOTAL THAILAND........................................             179,943,146
                                                                  ------------
TURKEY -- (3.0%)
    Adana Cimento Sanayii TAS Class A.................    452,138      946,720
    Adel Kalemcilik Ticaret ve Sanayi A.S.............     18,336      559,841
   *Afyon Cimento Sanayi TAS..........................      6,850      162,924
    Akcansa Cimento A.S...............................    370,852    2,081,970
   *Akenerji Elektrik Uretim A.S......................  1,777,088    1,210,329
   *Akfen Holding A.S.................................    689,772    1,522,911
   *AKIS Gayrimenkul Yatirimi A.S.....................     45,283       63,313
    Aksa Akrilik Kimya Sanayii........................    732,601    2,787,459
    Aksigorta A.S.....................................    995,287    1,259,752
    Aktas Elektrik Ticaret A.S........................        370           --
    Alarko Holding A.S................................    682,424    2,001,551
  #*Albaraka Turk Katilim Bankasi A.S.................  2,395,930    2,262,984

                                     1830

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TURKEY -- (Continued)
    Alkim Alkali Kimya A.S................................    19,959 $  122,990
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S...   110,344  2,975,011
  #*Anadolu Anonim Tuerk Sigorta Sirketi.................. 1,698,372  1,095,498
    Anadolu Cam Sanayii A.S...............................   905,618  1,225,492
    Anadolu Hayat Emeklilik A.S...........................   737,241  1,410,483
  #*Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S..........    38,212    418,134
    Aselsan Elektronik Sanayi Ve Ticaret A.S..............        --          2
   *Asya Katilim Bankasi A.S.............................. 3,871,934  3,890,128
    Aygaz A.S.............................................   124,525    567,990
   #Bagfas Bandirma Gubre Fabrik..........................    34,971    748,868
  #*Banvit Bandirma Vitaminli Yem Sanayii ASA.............   268,749    492,767
  #*Baticim Bati Anadolu Cimento Sanayii A.S..............   261,327    836,598
  #*Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.....   393,299    298,103
    Bizim Toptan Satis Magazalari A.S.....................   146,872  2,190,424
    Bolu Cimento Sanayii A.S..............................   398,649    448,128
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.........    71,219  1,176,082
  #*Bosch Fren Sistemleri.................................       989     66,139
   *Boyner Buyuk Magazacilik..............................   274,225    820,172
   #Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.......   175,922    492,044
   #Bursa Cimento Fabrikasi A.S...........................   202,385    478,881
    Celebi Hava Servisi A.S...............................    45,555    345,484
    Cimsa Cimento Sanayi VE Tica..........................   375,031  2,167,696
   *Deva Holding A.S......................................   683,187    718,887
    Dogan Gazetecilik A.S.................................    76,855     55,328
   *Dogan Sirketler Grubu Holding A.S..................... 6,240,172  3,050,865
  #*Dogan Yayin Holding A.S............................... 3,720,799  1,341,863
    Dogus Otomotiv Servis ve Ticaret A.S..................   595,613  3,384,019
   *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S............   491,290    295,006
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.......   265,518    580,423
   #Eczacibasi Yatirim Holding Ortakligi A.S..............   335,309  1,047,120
    EGE Seramik Sanayi ve Ticaret A.S.....................   626,961    744,653
   #EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S................................ 1,382,244  1,546,001
   #Fenerbahce Futbol A.S.................................    19,461    283,700
  #*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S....    22,457    328,861
    Gentas Genel Metal Sanayi ve Ticaret A.S..............   463,448    289,562
    Global Yatirim Holding A.S............................ 1,925,225  1,364,895
    Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.......     8,540        926
   #Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...    46,627  1,242,280
   #Goodyear Lastikleri TAS...............................    31,518    736,208
   *Gozde Girisim Sermayesi Yatirim Ortakligi A.S.........   194,478    475,523
   *GSD Holding........................................... 1,914,804  1,335,489
   *Gubre Fabrikalari TAS.................................   183,030  1,436,983
   *Gunes Sigorta.........................................   330,927    345,656
  #*Hurriyet Gazetecilik A.S.............................. 1,130,609    436,358
   *Ihlas EV Aletleri.....................................   387,355    107,492
  #*Ihlas Holding A.S..................................... 5,470,959  2,331,737
   *Ihlas Madencilik A.S..................................    59,388    295,616
   #Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
     Ticaret A.S..........................................   130,385    254,750
  #*Ipek Dogal Enerji Kaynaklari Ve Uretim A.S............   814,394  1,619,479
   *Is Finansal Kiralama A.S..............................   951,417    481,991
    Is Yatirim Menkul Degerler A.S. Class A...............   254,709    190,837
   *Isiklar Yatirim Holding A.S...........................   237,725     59,988
  #*Izmir Demir Celik Sanayi A.S..........................   497,126    523,879

                                     1831

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TURKEY -- (Continued)
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A............................................. 1,218,878 $1,050,251
  #*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B.............................................   601,363  1,007,285
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D............................................. 4,219,413  2,541,133
  #*Karsan Otomotiv Sanayii Ve Ticaret A.S...............   266,647    152,924
   #Kartonsan Karton Sanayi ve Ticaret A.S...............     8,154    932,934
  #*Kerevitas Gida Sanayi ve Ticaret A.S.................     8,607    172,549
    Konya Cimento Sanayii A.S............................     8,645  1,117,571
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
      ve Ticaret A.S.....................................   116,486    190,595
  #*Koza Anadolu Metal Madencilik Isletmeleri A.S........ 1,324,701  2,142,568
    Mardin Cimento Sanayii ve Ticaret A.S................   285,454    633,350
  #*Marshall Boya ve Vernik..............................    28,715    571,222
   *Menderes Tekstil Sanayi ve Ticaret A.S...............   831,656    200,822
   *Metro Ticari ve Mali Yatirimlar Holding A.S.......... 1,233,710    317,820
   *Migros Ticaret A.S...................................    51,796    546,471
  #*Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.......   149,549     84,056
    Mudurnu Tavukculuk A.S...............................     1,740         --
    Mutlu Aku ve Malzemeleri Sanayi AS...................   110,210    239,078
   *Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS.....    13,841    157,643
   *Nergis Holding A.S...................................     1,784         --
   #NET Holding A.S...................................... 1,294,842  1,661,774
  #*Net Turizm Ticaret ve Sanayi SA...................... 1,076,216    480,417
   #Netas Telekomunikasyon A.S...........................   173,941    633,430
   #Nuh Cimento Sanayi A.S...............................   306,882  1,790,899
    Otokar Otomotiv Ve Savunma Sanayi A.S................    81,842  2,697,439
  #*Park Elektrik Uretim Madencilik Sanayi ve Ticaret
    A.S..................................................   490,325  1,192,380
  #*Petkim Petrokimya Holding A.S........................ 3,047,986  4,248,859
    Pinar Entegre Et ve Un Sanayi A.S....................   139,619    509,057
    Pinar SUT Mamulleri Sanayii A.S......................   127,299  1,041,789
  #*Polyester Sanayi A.S.................................   898,330    425,474
    Raks Elektronik Sanayi ve Ticaret A.S................     2,730         --
   *Reysas Tasimacilik ve Lojistik Ticaret A.S...........     8,051      2,740
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...   238,910    347,020
  #*Sekerbank TAS........................................ 2,717,570  2,688,465
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S............. 1,248,147  1,228,585
   #Soda Sanayii A.S.....................................   931,900  1,090,717
   *TAT Konserve Sanayii A.S.............................   582,547    725,304
    TAV Havalimanlari Holding A.S........................    84,613    528,854
    Tekfen Holding A.S................................... 1,158,399  3,656,553
   *Tekstil Bankasi A.S.................................. 1,239,261  1,097,366
    Tofas Turk Otomobil Fabrikasi A.S....................         1          7
    Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi
      TAS................................................     2,812      7,645
   #Trakya Cam Sanayi A.S................................ 1,721,292  2,222,650
    Turcas Petrol A.S....................................   612,515    945,329
    Turk Traktor ve Ziraat Makineleri A.S................   111,281  3,467,710
    Turkiye Sinai Kalkinma Bankasi A.S................... 4,952,829  4,789,243
    Ulker Biskuvi Sanayi A.S.............................   470,074  3,174,832
    Uzel Makina Sanayii A.S..............................   172,635         --
  #*Vestel Beyaz Esya Sanayi ve Ticaret A.S..............   452,818    658,365
  #*Vestel Elektronik Sanayi ve Ticaret A.S..............   815,304    881,045
   *Yapi Kredi Sigorta A.S...............................   194,413  1,850,622

                                     1832

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TURKEY -- (Continued)
  #*Zorlu Enerji Elektrik Uretim A.S.................  1,483,938 $    1,007,566
                                                                 --------------
TOTAL TURKEY.........................................               121,143,651
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,559,439,063
                                                                 --------------
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.3%)
    Alpargatas SA....................................    710,880      4,365,586
    Banco ABC Brasil SA..............................    563,578      2,964,445
    Banco Alfa de Investimento SA....................      2,600          6,872
    Banco Daycoval SA................................    267,527        952,208
    Banco do Estado do Rio Grande do Sul SA Class B..    519,247      3,468,702
    Banco Industrial e Comercial SA..................    417,720        673,816
    Banco Indusval SA................................     11,800         33,414
    Banco Mercantil do Brasil SA.....................      8,069         39,967
   *Banco Panamericano SA............................    950,500      2,524,834
    Banco Pine SA....................................    149,335        670,301
    Banco Sofisa SA..................................     92,600        126,641
    Bardella SA Industrias Mecanicas.................        500         10,956
   *Battistella Adm Participacoes SA.................     35,500         15,872
   *Bombril SA.......................................      7,800         22,292
   *Centrais Eletricas de Santa Catarina SA..........     81,500        682,337
    Cia de Gas de Sao Paulo Class A..................    128,087      3,130,098
    Cia de Saneamento do Parana......................    185,001        509,263
   *Cia de Tecidos do Norte de Minas--Coteminas......          2              2
    Cia de Transmissao de Energia Eletrica Paulista..     81,500      1,211,059
    Cia Energetica de Sao Paulo Class B..............    316,800      2,789,801
    Cia Energetica do Ceara Class A..................    166,111      2,978,035
    Cia Ferro Ligas da Bahia--Ferbasa................    269,949      1,428,226
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.......................................    707,800      1,895,657
   *Empresa Metropolitana de Aguas e Energia SA......     24,000         63,015
    Energisa SA......................................    112,900        123,721
    Eucatex SA Industria e Comercio..................    149,227        395,741
    Forjas Taurus SA.................................    553,232        577,155
    Fras-Le Middle East Class A......................     30,300         61,693
   *Gol Linhas Aereas Inteligentes SA................    466,400      1,598,724
   *Inepar SA Industria e Construcoes................    292,768        164,264
    Marcopolo SA.....................................  1,455,100      8,259,822
    Parana Banco SA..................................     52,900        285,213
    Randon Participacoes SA..........................  1,132,726      5,853,920
    Saraiva SA Livreiros Editores....................    147,273      1,904,378
    Schulz SA........................................      9,000         38,070
    Sharp SA Equipamentos Eletronicos................ 30,200,000             --
    Unipar Participacoes SA Class B..................  2,790,948        550,519
    Whirlpool SA.....................................    183,716        336,613
                                                                 --------------
TOTAL BRAZIL.........................................                50,713,232
                                                                 --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B.....................      8,190         20,577
                                                                 --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA..............................     61,523        130,855
                                                                 --------------


                                     1833

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
TOTAL PREFERRED STOCKS..............................             $   50,864,664
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *MPX Energia SA Rights 08/08/13..................      72,196         14,557
   *Refinaria de Petroleos de Manguinhos SA
     Rights 01/02/14................................      50,052          1,536
                                                                 --------------
TOTAL BRAZIL........................................                     16,093
                                                                 --------------
MALAYSIA -- (0.0%)
   *Puncak Niaga Holding Bhd Warrants 12/29/17......     101,952         51,228
                                                                 --------------
POLAND -- (0.0%)
   *Polimex-Mostostal SA Rights.....................   2,699,832             --
                                                                 --------------
SOUTH KOREA -- (0.0%)
  #*Heung A Shipping Co., Ltd. Rights 08/13/13......      62,031         45,829
  #*Innox Corp. Rights 08/22/13.....................       3,536         21,406
                                                                 --------------
TOTAL SOUTH KOREA...................................                     67,235
                                                                 --------------
THAILAND -- (0.0%)
   *Bangkokland PCL Warrants 06/24/14...............  17,591,539        202,331
   *G J Steel PCL Rights 02/07/20...................   5,379,492         29,218
   *Italian-Thai Development PCL Rights 08/09/13....   2,698,998        146,591
   *KCE Electronics PCL Warrants 06/19/16...........     298,025         99,024
   *National Multimedia Group PCL Warrants
     06/19/18.......................................   4,031,200         60,532
   *Thai Factory Development PCL Warrants 05/15/16..      86,180         15,006
   *Thoresen Thai Agencies PCL Rights 09/12/15......     213,527         29,880
                                                                 --------------
TOTAL THAILAND......................................                    582,582
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    717,138
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.0%)
  (S)@DFA Short Term Investment Fund................  34,572,169    400,000,000
     @Repurchase Agreement, Deutsche Bank
       Securities, Inc. 0.10%, 08/01/13
       (Collateralized by $1,557,156 FNMA, rates
       ranging from 4.500% to 6.000%, maturities
       ranging from 01/01/40 to 05/01/42, valued
       at $999,132) to be repurchased at $979,544... $       980        979,541
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                400,979,541
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,857,829,242)^^...........................             $4,012,000,406
                                                                 ==============

                                     1834

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           --------------------------------------------------
                                                             LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                           ------------ -------------- ------- --------------
Common Stocks
    Argentina............................................. $          1             --   --    $            1
    Brazil................................................  304,683,065             --   --       304,683,065
    Chile.................................................   46,442,937             --   --        46,442,937
    China.................................................      202,447 $  552,190,049   --       552,392,496
    Colombia..............................................      583,865             --   --           583,865
    Hong Kong.............................................       56,053        482,877   --           538,930
    Hungary...............................................           --      2,247,541   --         2,247,541
    India.................................................    1,794,722    248,999,269   --       250,793,991
    Indonesia.............................................    2,418,571    159,216,349   --       161,634,920
    Israel................................................        1,481         45,219   --            46,700
    Macedonia.............................................           --             --   --                --
    Malaysia..............................................    1,873,361    219,658,478   --       221,531,839
    Mexico................................................  140,314,952             --   --       140,314,952
    Philippines...........................................           --     56,922,422   --        56,922,422
    Poland................................................      161,409     71,523,895   --        71,685,304
    South Africa..........................................    2,250,071    283,610,895   --       285,860,966
    South Korea...........................................           --    570,594,703   --       570,594,703
    Taiwan................................................           --    592,077,634   --       592,077,634
    Thailand..............................................  179,849,699         93,447   --       179,943,146
    Turkey................................................      157,643    120,986,008   --       121,143,651
Preferred Stocks
    Brazil................................................   50,713,232             --   --        50,713,232
    Chile.................................................       20,577             --   --            20,577
    Colombia..............................................      130,855             --   --           130,855
Rights/Warrants
    Brazil................................................           --         16,093   --            16,093
    Malaysia..............................................           --         51,228   --            51,228
    Poland................................................           --             --   --                --
    South Korea...........................................           --         67,235   --            67,235
    Thailand..............................................           --        582,582   --           582,582
Securities Lending Collateral.............................           --    400,979,541   --       400,979,541
                                                           ------------ --------------   --    --------------
TOTAL..................................................... $731,654,941 $3,280,345,465   --    $4,012,000,406
                                                           ============ ==============   ==    ==============

                                     1835

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (94.5%)
Consumer Discretionary -- (18.0%)
   *1-800-Flowers.com, Inc. Class A.....................    44,330 $    291,691
   #AH Belo Corp. Class A...............................    14,556      109,170
  #*ALCO Stores, Inc....................................       700        9,884
    American Greetings Corp. Class A....................    62,335    1,186,858
    Arctic Cat, Inc.....................................     3,436      189,117
  #*Ascent Capital Group, Inc. Class A..................     8,564      665,508
   #Autoliv, Inc........................................     9,404      768,965
   *Ballantyne Strong, Inc..............................     9,030       37,023
  #*Barnes & Noble, Inc.................................    26,500      473,025
    Bassett Furniture Industries, Inc...................     2,900       46,197
    Beasley Broadcasting Group, Inc. Class A............     9,471       76,052
  #*Beazer Homes USA, Inc...............................    12,516      215,150
   #bebe stores, Inc....................................    13,599       81,322
    Belo Corp. Class A..................................    62,627      893,061
    Best Buy Co., Inc...................................   197,800    5,951,802
    Big 5 Sporting Goods Corp...........................     8,501      172,315
  #*Biglari Holdings, Inc...............................     1,627      677,743
    Bob Evans Farms, Inc................................    52,387    2,662,307
   #Bon-Ton Stores, Inc. (The)..........................     2,986       56,316
  #*Books-A-Million, Inc................................    14,887       36,920
    Brown Shoe Co., Inc.................................    74,697    1,775,548
   *Build-A-Bear Workshop, Inc..........................    25,874      183,964
  #*Cabela's, Inc.......................................    53,051    3,641,421
   *Cache, Inc..........................................    26,610      111,762
   #Callaway Golf Co....................................   128,624      923,520
   *Cambium Learning Group, Inc.........................    37,733       51,317
    Canterbury Park Holding Corp........................     2,755       27,743
    Carnival Corp.......................................   489,649   18,131,702
   #Carriage Services, Inc..............................    20,916      392,384
   *Cavco Industries, Inc...............................     7,600      416,404
   #CBS Corp. Class A...................................    28,263    1,507,831
    CBS Corp. Class B...................................   268,466   14,185,743
   *Christopher & Banks Corp............................    58,754      401,877
    Churchill Downs, Inc................................     7,682      623,855
   *Coast Distribution System (The).....................       547        1,761
   #Columbia Sportswear Co..............................     4,317      278,533
    Comcast Corp. Class A............................... 3,446,875  155,385,125
    Comcast Corp. Special Class A....................... 1,088,341   46,918,381
   *Conn's, Inc.........................................    25,450    1,644,579
    Core-Mark Holding Co., Inc..........................    24,059    1,507,296
  #*Corinthian Colleges, Inc............................    36,345       81,413
    CSS Industries, Inc.................................    13,050      347,522
  #*CST Brands, Inc.....................................    73,122    2,384,508
    Culp, Inc...........................................    10,036      193,093
  #*dELiA*s, Inc........................................    22,143       33,215
   *Delta Apparel, Inc..................................     7,532      120,889
    Destination Maternity Corp..........................       200        6,012
   *Destination XL Group, Inc...........................    15,601      100,626
   #DeVry, Inc..........................................     6,079      182,856
    Dillard's, Inc. Class A.............................   120,300   10,156,929
   *Discovery Communications, Inc. Class B..............     3,762      299,530

                                     1836

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Dixie Group, Inc. (The)...............................  11,800 $   106,082
    Dorman Products, Inc..................................  20,712     975,121
    Dover Downs Gaming & Entertainment, Inc...............   5,935       8,665
    Dover Motorsports, Inc................................  15,098      39,406
   #DR Horton, Inc........................................ 208,125   4,183,312
  #*DreamWorks Animation SKG, Inc. Class A................  46,429   1,149,582
  #*Education Management Corp.............................  13,202      93,074
   #Educational Development Corp..........................   1,679       5,222
   #Escalade, Inc.........................................     277       1,787
   *EW Scripps Co. Class A................................  41,061     682,023
   *Federal-Mogul Corp....................................  38,585     601,154
    Fisher Communications, Inc............................   8,375     343,124
  #*Flanigan's Enterprises, Inc...........................     865       8,174
   #Flexsteel Industries, Inc.............................   2,068      51,473
    Foot Locker, Inc......................................  15,700     567,241
   #Fred's, Inc. Class A..................................  47,275     813,130
   #Frisch's Restaurants, Inc.............................     600      13,086
   *Fuel Systems Solutions, Inc...........................   2,798      50,896
  #*Full House Resorts, Inc...............................   2,574       7,542
   *G-III Apparel Group, Ltd..............................  11,394     586,335
  #*Gaiam, Inc. Class A...................................   5,988      29,162
   #GameStop Corp. Class A................................ 104,752   5,139,133
    Gaming Partners International Corp....................     500       4,255
    Gannett Co., Inc...................................... 119,639   3,081,901
  #*General Motors Co..................................... 674,707  24,201,740
  #*Genesco, Inc..........................................   6,456     454,373
   *Gray Television, Inc..................................  45,738     357,214
   #Group 1 Automotive, Inc...............................  57,936   4,217,161
   *Hallwood Group, Inc. (The)............................     296       2,827
    Harte-Hanks, Inc......................................  10,904     104,242
    Hastings Entertainment, Inc...........................     300       1,104
    Haverty Furniture Cos., Inc...........................  33,479     870,454
   *Helen of Troy, Ltd....................................  64,389   2,735,245
   *hhgregg, Inc..........................................  36,388     570,928
   *Hollywood Media Corp..................................  19,037      24,748
    Hooker Furniture Corp.................................  14,814     249,023
   *Hyatt Hotels Corp. Class A............................  12,101     547,570
  #*Iconix Brand Group, Inc...............................  95,618   3,140,095
    International Speedway Corp. Class A..................  24,844     840,969
  #*Isle of Capri Casinos, Inc............................  15,434     122,546
   #JAKKS Pacific, Inc....................................  13,103      78,749
   *Jarden Corp........................................... 162,075   7,369,550
  #*JC Penney Co., Inc.................................... 206,990   3,022,054
   *Johnson Outdoors, Inc. Class A........................  15,588     397,026
   #Jones Group, Inc. (The)............................... 103,143   1,693,608
   *Journal Communications, Inc. Class A..................  77,674     711,494
   #KB Home...............................................  30,800     546,700
   *Kid Brands, Inc.......................................   9,776      15,837
    Kohl's Corp...........................................  12,953     686,250
    La-Z-Boy, Inc.........................................  56,332   1,167,762
   *Lakeland Industries, Inc..............................  11,757      50,790
  #*Lee Enterprises, Inc..................................  38,128     115,528
    Lennar Corp. Class A.................................. 224,100   7,590,267

                                     1837

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Lennar Corp. Class B..................................   7,868 $   214,403
   *Liberty Interactive Corp. Class A..................... 882,463  21,585,045
  #*Liberty Interactive Corp. Class B.....................  35,706     842,483
   *Liberty Media Corp. Class A...........................  96,383  13,853,129
   *Liberty Media Corp. Class B...........................   7,622   1,059,382
   *Liberty Ventures Series A.............................  38,401   3,445,338
   *Liberty Ventures Series B.............................   1,785     161,016
  #*Life Time Fitness, Inc................................  13,317     709,663
    Lifetime Brands, Inc..................................  16,431     246,136
   #Lithia Motors, Inc. Class A...........................  34,933   2,279,029
   *Live Nation Entertainment, Inc........................ 145,347   2,380,784
   #Loral Space & Communications, Inc.....................  26,050   1,627,864
    Lowe's Cos., Inc...................................... 139,546   6,220,961
   *Luby's, Inc...........................................  44,415     357,097
   *M/I Homes, Inc........................................  37,930     806,392
    Mac-Gray Corp.........................................  13,104     192,629
   *Madison Square Garden Co. (The) Class A...............  29,558   1,743,035
   *Maidenform Brands, Inc................................   1,056      24,668
    Marcus Corp...........................................  18,899     244,742
  #*MarineMax, Inc........................................  29,164     339,177
   *Marriott Vacations Worldwide Corp.....................     662      29,128
  #*Martha Stewart Living Omnimedia Class A...............     980       2,460
    Matthews International Corp. Class A..................   3,202     123,853
  #*McClatchy Co. (The) Class A...........................  60,603     188,475
    MDC Holdings, Inc.....................................  18,400     582,176
  #*Media General, Inc. Class A...........................  25,196     276,904
   #Men's Wearhouse, Inc. (The)...........................  52,860   2,110,700
   #Meredith Corp.........................................  32,676   1,552,764
   *Meritage Homes Corp...................................  28,156   1,274,341
  #*MGM Resorts International............................. 251,100   4,095,441
   *Modine Manufacturing Co...............................  14,650     161,150
   *Mohawk Industries, Inc................................  98,740  11,749,073
   *Monarch Casino & Resort, Inc..........................   1,103      22,612
   *Motorcar Parts of America, Inc........................  13,074     113,090
    Movado Group, Inc.....................................  36,900   1,346,112
   *MTR Gaming Group, Inc.................................  24,536      88,084
   *Multimedia Games Holding Co., Inc.....................  23,224     812,608
    NACCO Industries, Inc. Class A........................   6,832     419,007
   *New York & Co., Inc...................................   6,926      43,149
   *News Corp. Class A.................................... 402,247   6,407,795
  #*News Corp. Class B.................................... 154,123   2,479,839
  #*Office Depot, Inc.....................................  94,997     411,337
   #OfficeMax, Inc........................................  32,198     366,735
   *Orient-Express Hotels, Ltd. Class A...................  75,198     940,727
   *Pacific Sunwear of California, Inc....................  43,900     195,355
  #*Penn National Gaming, Inc.............................  63,446   3,171,666
    Penske Automotive Group, Inc..........................  43,845   1,630,157
   *Pep Boys-Manny Moe & Jack (The).......................  75,998     946,175
  #*Perfumania Holdings, Inc..............................     537       2,792
    Perry Ellis International, Inc........................  23,892     480,229
  #*Pinnacle Entertainment, Inc...........................  71,930   1,528,513
  #*PulteGroup, Inc....................................... 143,221   2,381,765
    PVH Corp..............................................  31,964   4,212,536

                                     1838

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
  #*Quiksilver, Inc......................................    74,010 $   467,743
  #*Radio One, Inc. Class D..............................    13,955      30,980
  #*RadioShack Corp......................................    90,200     246,246
  #*Red Lion Hotels Corp.................................     8,907      59,232
   *Red Robin Gourmet Burgers, Inc.......................    31,175   1,773,234
   #Regis Corp...........................................    65,192   1,132,385
   #Rent-A-Center, Inc...................................    76,435   3,056,636
   *Rick's Cabaret International, Inc....................    12,026     106,550
    Rocky Brands, Inc....................................     8,729     150,837
   #Royal Caribbean Cruises, Ltd.........................   322,500  12,284,025
  #*Ruby Tuesday, Inc....................................    76,474     559,790
    Saga Communications, Inc. Class A....................     8,693     450,732
  #*Saks, Inc............................................    95,502   1,529,942
    Salem Communications Corp. Class A...................    10,922      82,680
   #Scholastic Corp......................................    30,900     942,450
   *Scientific Games Corp. Class A.......................    41,635     567,485
  #*Sears Holdings Corp..................................   112,601   5,157,126
    Service Corp. International/US.......................   274,069   5,199,089
    Shiloh Industries, Inc...............................    24,793     317,846
   #Shoe Carnival, Inc...................................    33,450     893,450
   *Skechers U.S.A., Inc. Class A........................    49,610   1,353,361
    Spartan Motors, Inc..................................    16,820     101,929
    Speedway Motorsports, Inc............................    52,187     963,894
   *Sport Chalet, Inc. Class A...........................       875       1,234
   *Sport Chalet, Inc. Class B...........................       299         429
    Stage Stores, Inc....................................    60,550   1,511,328
    Standard Motor Products, Inc.........................    37,342   1,284,191
  #*Stanley Furniture Co., Inc...........................    15,798      54,503
   #Staples, Inc.........................................   497,525   8,467,875
   *Starz - Liberty Capital (85571Q102)..................    96,383   2,175,364
   *Starz - Liberty Capital (85571Q201)..................     7,622     170,885
    Stein Mart, Inc......................................    22,915     320,123
   *Steiner Leisure, Ltd.................................     2,225     128,917
   *Steinway Musical Instruments, Inc....................    13,080     475,458
   #Stewart Enterprises, Inc. Class A....................    85,569   1,124,377
   *Stoneridge, Inc......................................    16,399     198,100
    Strattec Security Corp...............................     5,224     213,871
    Superior Industries International, Inc...............    38,753     705,692
   #Superior Uniform Group, Inc..........................     8,978     104,324
    Systemax, Inc........................................    11,750     113,153
  #*Tandy Leather Factory, Inc...........................       500       4,385
    Time Warner Cable, Inc...............................   693,942  79,157,964
    Time Warner, Inc..................................... 1,534,860  95,560,384
  #*Toll Brothers, Inc...................................   203,299   6,682,438
   #Trans World Entertainment Corp.......................     5,781      28,905
   *Tuesday Morning Corp.................................    60,500     678,810
    Twenty-First Century Fox, Inc. Class A............... 1,608,989  48,076,591
    Twenty-First Century Fox, Inc. Class B...............   616,492  18,488,595
   *Unifi, Inc...........................................    43,422     996,101
   *Universal Electronics, Inc...........................     3,206      98,841
   #Vail Resorts, Inc....................................    11,600     776,968
  #*Valuevision Media, Inc. Class A......................     3,998      23,708
   *VOXX International Corp..............................    24,496     331,921

                                     1839

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Walt Disney Co. (The)...............................    26,220 $  1,695,123
   #Washington Post Co. (The) Class B...................     5,780    3,105,941
   #Wendy's Co. (The)...................................   242,704    1,725,625
  #*West Marine, Inc....................................    26,468      287,442
  #*Wet Seal, Inc. (The) Class A........................    13,619       59,787
    Whirlpool Corp......................................    30,049    4,024,763
   *WMS Industries, Inc.................................    41,662    1,072,797
    Wyndham Worldwide Corp..............................   144,114    8,978,302
  #*Zale Corp...........................................    23,799      220,855
                                                                   ------------
Total Consumer Discretionary............................            792,077,932
                                                                   ------------
Consumer Staples -- (7.1%)
   #Alico, Inc..........................................       960       43,987
   *Alliance One International, Inc.....................    35,084      133,670
    Andersons, Inc. (The)...............................    15,774      935,714
    Archer-Daniels-Midland Co...........................   813,476   29,667,470
    Beam, Inc...........................................   131,553    8,549,630
   *Boulder Brands, Inc.................................    76,099      982,438
    Bunge, Ltd..........................................   121,368    9,225,182
    CCA Industries, Inc.................................     8,323       29,047
   *Central Garden and Pet Co...........................    26,784      200,612
   *Central Garden and Pet Co. Class A..................    60,153      453,554
  #*Chiquita Brands International, Inc..................    69,284      836,951
   *Constellation Brands, Inc. Class A..................   249,042   12,972,598
   *Constellation Brands, Inc. Class B..................    12,715      668,809
   *Craft Brew Alliance, Inc............................     9,754       87,786
    CVS Caremark Corp................................... 1,510,745   92,895,710
   *Dole Food Co., Inc..................................    19,567      252,414
   *Farmer Bros Co......................................     8,295      132,139
    Fresh Del Monte Produce, Inc........................    39,437    1,107,785
    Griffin Land & Nurseries, Inc.......................     1,500       47,730
  #*Hain Celestial Group, Inc. (The)....................    43,646    3,184,412
    Ingles Markets, Inc. Class A........................    11,437      325,497
    Ingredion, Inc......................................    62,117    4,174,262
    JM Smucker Co. (The)................................   108,204   12,175,114
    John B Sanfilippo & Son, Inc........................    10,428      225,036
    Kraft Foods Group, Inc..............................   214,436   12,132,789
   *Mannatech, Inc......................................       717        9,579
    MGP Ingredients, Inc................................     4,788       26,765
   #Molson Coors Brewing Co. Class A....................     1,908       96,163
   #Molson Coors Brewing Co. Class B....................   190,750    9,548,945
    Mondelez International, Inc. Class A................ 2,081,099   65,075,966
   #Nash Finch Co.......................................     1,082       25,373
    Nutraceutical International Corp....................    14,615      324,745
    Oil-Dri Corp. of America............................     5,047      160,797
   *Omega Protein Corp..................................    25,852      216,381
   *Pantry, Inc. (The)..................................    24,658      306,992
   *Post Holdings, Inc..................................    50,201    2,328,824
   *Prestige Brands Holdings, Inc.......................   111,489    3,780,592
   #Safeway, Inc........................................   157,807    4,069,843
    Sanderson Farms, Inc................................    16,100    1,137,304
    Seaboard Corp.......................................     1,812    5,109,840
   *Seneca Foods Corp. Class A..........................     6,301      221,480

                                     1840

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued).........................
   *Seneca Foods Corp. Class B..........................       300 $     10,527
  #*Smithfield Foods, Inc...............................   185,173    6,147,744
    Snyders-Lance, Inc..................................    28,337      896,866
   #Spartan Stores, Inc.................................    32,983      648,776
    Spectrum Brands Holdings, Inc.......................    46,130    2,602,655
  #*Susser Holdings Corp................................    12,360      639,259
   *TreeHouse Foods, Inc................................    22,732    1,613,745
    Tyson Foods, Inc. Class A...........................   405,030   11,186,929
   #Universal Corp......................................    22,290    1,366,377
   #Weis Markets, Inc...................................    11,602      582,652
                                                                   ------------
Total Consumer Staples..................................            309,575,455
                                                                   ------------
Energy -- (14.6%)
    Adams Resources & Energy, Inc.......................     6,004      401,487
   #Alon USA Energy, Inc................................    33,484      457,391
  #*Alpha Natural Resources, Inc........................   170,794      929,119
    Anadarko Petroleum Corp.............................   845,068   74,805,419
    Apache Corp.........................................   292,215   23,450,254
  #*Approach Resources, Inc.............................     6,883      182,331
   #Arch Coal, Inc......................................    60,743      236,898
  #*Atwood Oceanics, Inc................................     4,600      259,164
    Baker Hughes, Inc...................................     3,891      184,550
  #*Barnwell Industries, Inc............................     8,038       28,455
  #*Basic Energy Services, Inc..........................    15,603      178,498
  #*Bill Barrett Corp...................................    51,500    1,154,630
   #Bolt Technology Corp................................     9,574      173,577
    Bristow Group, Inc..................................    43,589    2,964,488
  #*C&J Energy Services, Inc............................    37,416      724,000
    Cabot Oil & Gas Corp................................       284       21,533
   #Chesapeake Energy Corp..............................   624,655   14,554,461
    Chevron Corp........................................   629,776   79,282,501
   *Clayton Williams Energy, Inc........................       400       22,772
   *Cloud Peak Energy, Inc..............................    33,115      530,833
   #Comstock Resources, Inc.............................    32,421      543,700
    ConocoPhillips...................................... 1,766,829  114,596,529
   *Crimson Exploration, Inc............................    12,841       41,220
   *Dawson Geophysical Co...............................    17,055      615,344
    Delek US Holdings, Inc..............................    52,256    1,580,744
   *Denbury Resources, Inc..............................   289,460    5,065,550
    Devon Energy Corp...................................    42,463    2,335,890
    DHT Holdings, Inc...................................     1,819        8,458
  #*Double Eagle Petroleum Co...........................     7,844       27,376
  #*Emerald Oil, Inc....................................    32,065      230,868
    EOG Resources, Inc..................................     6,045      879,487
   *EPL Oil & Gas, Inc..................................    27,489      884,046
   *Era Group, Inc......................................    36,653      893,967
  #*Exterran Holdings, Inc..............................    79,513    2,524,538
   *Green Plains Renewable Energy, Inc..................    26,534      439,403
    Gulf Island Fabrication, Inc........................    15,018      371,395
   #Gulfmark Offshore, Inc. Class A.....................    35,505    1,748,621
  #*Halcon Resources Corp...............................     1,740        9,535
  #*Harvest Natural Resources, Inc......................    48,645      200,417
   *Helix Energy Solutions Group, Inc...................   103,010    2,613,364

                                     1841

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
   #Helmerich & Payne, Inc................................ 108,670 $ 6,867,944
   *Hercules Offshore, Inc................................ 107,413     741,150
    Hess Corp............................................. 378,130  28,155,560
   *HKN, Inc..............................................     564      39,480
    HollyFrontier Corp....................................   7,105     323,633
   *Hornbeck Offshore Services, Inc.......................  29,719   1,573,621
  #*James River Coal Co...................................  10,139      20,075
   *Key Energy Services, Inc..............................  49,745     315,383
  #*Magnum Hunter Resources Corp..........................  82,198     314,818
    Marathon Oil Corp..................................... 903,937  32,867,149
    Marathon Petroleum Corp............................... 451,968  33,142,813
   *Matador Resources Co..................................   6,400      83,840
   *Matrix Service Co.....................................  15,423     244,455
  #*McDermott International, Inc..........................  63,698     550,988
    Murphy Oil Corp....................................... 189,426  12,827,929
    Nabors Industries, Ltd................................ 272,782   4,198,115
    National Oilwell Varco, Inc........................... 250,948  17,609,021
   *Natural Gas Services Group, Inc.......................  15,026     365,883
   *Newpark Resources, Inc................................  97,395   1,114,199
    Noble Corp............................................  74,243   2,836,083
    Noble Energy, Inc..................................... 133,794   8,360,787
  #*Northern Oil and Gas, Inc.............................  41,972     554,450
    Occidental Petroleum Corp.............................  32,222   2,869,369
  #*Overseas Shipholding Group, Inc.......................   2,355       9,538
   *Parker Drilling Co.................................... 142,573     865,418
   #Patterson-UTI Energy, Inc............................. 152,325   3,011,465
   *PDC Energy, Inc.......................................  24,103   1,329,280
   *Penn Virginia Corp....................................   4,670      23,537
  #*PHI, Inc. (69336T106).................................   1,099      39,015
   *PHI, Inc. (69336T205).................................  21,843     768,874
    Phillips 66........................................... 883,414  54,329,961
   *Pioneer Energy Services Corp..........................  99,821     676,786
    Pioneer Natural Resources Co..........................  88,400  13,680,784
    QEP Resources, Inc....................................  33,043   1,007,481
   *REX American Resources Corp...........................   4,050     147,380
  #*Rex Energy Corp.......................................  35,100     673,569
   *Rowan Cos. P.L.C. Class A............................. 121,858   4,185,822
    SEACOR Holdings, Inc..................................  36,653   3,209,337
    SemGroup Corp. Class A................................   4,727     266,792
   #Ship Finance International, Ltd.......................  40,467     651,114
   *Superior Energy Services, Inc.........................  29,811     763,758
  #*Swift Energy Co.......................................  57,500     732,550
   #Teekay Corp...........................................  37,720   1,496,352
   *Tesco Corp............................................   3,745      49,584
    Tesoro Corp........................................... 168,807   9,596,678
   *TETRA Technologies, Inc...............................  25,510     258,161
    TGC Industries, Inc...................................   1,787      16,029
    Tidewater, Inc........................................  49,127   2,898,002
    Transocean, Ltd....................................... 274,265  12,934,337
   *Triangle Petroleum Corp...............................   7,779      55,231
   *Unit Corp.............................................  57,000   2,569,560
  #*USEC, Inc.............................................   6,111     119,837
    Valero Energy Corp.................................... 658,099  23,540,201

                                     1842

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
  #*Weatherford International, Ltd......................   282,083 $  3,937,879
   #Western Refining, Inc...............................    68,485    2,063,453
   *Whiting Petroleum Corp..............................    16,007      823,880
   *Willbros Group, Inc.................................    18,620      133,692
                                                                   ------------
Total Energy............................................            638,994,895
                                                                   ------------
Financials -- (18.1%)
    1st Source Corp.....................................    41,187    1,123,581
    1st United Bancorp Inc/Boca Raton...................       863        6,714
    ACE, Ltd............................................    46,348    4,235,280
   *Alexander & Baldwin, Inc............................    66,838    2,960,255
   *Alleghany Corp......................................     2,626    1,060,589
    Allied World Assurance Co. Holdings AG..............    25,477    2,411,398
    Allstate Corp. (The)................................   157,339    8,021,142
   *American Capital, Ltd...............................   422,803    5,775,489
   #American Equity Investment Life Holding Co..........    88,700    1,614,340
    American Financial Group, Inc.......................   173,596    8,973,177
   *American Independence Corp..........................       866        6,651
   *American International Group, Inc...................   566,133   25,764,713
    American National Insurance Co......................    37,287    4,194,787
   *American Safety Insurance Holdings, Ltd.............    11,249      337,020
   *Ameris Bancorp......................................    12,022      231,424
    AmeriServ Financial, Inc............................    33,075       98,233
    Argo Group International Holdings, Ltd..............    42,675    1,905,439
    Aspen Insurance Holdings, Ltd.......................   102,623    3,847,336
   #Associated Banc-Corp................................    31,434      532,492
    Assurant, Inc.......................................    65,820    3,564,811
    Assured Guaranty, Ltd...............................   122,989    2,661,482
    Asta Funding, Inc...................................     7,527       66,313
    Astoria Financial Corp..............................    19,344      235,997
  #*Atlantic Coast Financial Corp.......................       379        1,823
  #*Atlanticus Holdings Corp............................    19,218       73,028
   *AV Homes, Inc.......................................    15,767      254,637
    Axis Capital Holdings, Ltd..........................       800       34,848
    Baldwin & Lyons, Inc. Class A.......................       300        7,899
    Baldwin & Lyons, Inc. Class B.......................     6,556      175,111
   #Banc of California, Inc.............................       810       11,923
   *Bancorp, Inc........................................       459        6,885
    Bank Mutual Corp....................................    51,232      318,151
    Bank of America Corp................................ 6,406,476   93,534,550
    Bank of New York Mellon Corp. (The).................   491,755   15,465,695
    BankFinancial Corp..................................    39,867      342,856
    Banner Corp.........................................     7,943      294,526
    BCB Bancorp, Inc....................................     1,059       11,151
    Berkshire Hills Bancorp, Inc........................    25,980      678,078
  #*BofI Holding, Inc...................................     8,208      445,284
   *Capital Bank Financial Corp. Class A................       233        4,450
  #*Capital City Bank Group, Inc........................    16,844      210,887
    Capital One Financial Corp..........................   333,920   23,047,158
    Capital Southwest Corp..............................     6,907    1,001,377
    Cathay General Bancorp..............................    17,730      421,265
    Centerstate Banks, Inc..............................       747        7,365
   #Century Bancorp, Inc. Class A.......................       495       17,607

                                     1843

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    CFS Bancorp, Inc....................................    14,148 $    168,927
    Chicopee Bancorp, Inc...............................     1,000       17,430
   *CIT Group, Inc......................................    39,411    1,974,885
    Citigroup, Inc...................................... 2,115,722  110,313,745
    Citizens Community Bancorp, Inc.....................    10,355       78,180
    CME Group, Inc......................................   414,385   30,656,202
    CNA Financial Corp..................................   277,671    9,860,097
    CNO Financial Group, Inc............................   301,264    4,302,050
    Codorus Valley Bancorp, Inc.........................       120        2,174
  #*Community West Bancshares...........................       400        2,254
    Corrections Corp. of America........................     7,915      261,591
   *Cowen Group, Inc. Class A...........................    15,961       51,554
    Donegal Group, Inc. Class A.........................    27,472      377,740
    Donegal Group, Inc. Class B.........................       300        7,110
   *E*TRADE Financial Corp..............................    89,699    1,336,515
    Eastern Insurance Holdings, Inc.....................    23,026      449,698
  #*Eastern Virginia Bankshares, Inc....................       307        1,827
    EMC Insurance Group, Inc............................    18,341      531,889
  #*Encore Capital Group, Inc...........................       627       24,365
    Endurance Specialty Holdings, Ltd...................    76,288    4,015,037
    Enterprise Financial Services Corp..................     3,235       59,945
    ESB Financial Corp..................................       432        5,664
    ESSA Bancorp, Inc...................................     8,217       93,263
   #Evans Bancorp, Inc..................................     1,681       32,796
    Everest Re Group, Ltd...............................    34,913    4,661,933
   *Farmers Capital Bank Corp...........................       302        7,375
    FBL Financial Group, Inc. Class A...................    24,660    1,090,712
    Federal Agricultural Mortgage Corp. Class A.........       177        5,130
    Federal Agricultural Mortgage Corp. Class C.........     9,200      286,028
    Federated National Holding Co.......................    13,665      139,246
    Fidelity National Financial, Inc. Class A...........    46,321    1,133,938
    Fidelity Southern Corp..............................     7,152      110,424
   *First Acceptance Corp...............................    39,006       71,771
    First American Financial Corp.......................    61,982    1,408,851
  #*First BanCorp.......................................    15,152      114,095
   #First Bancorp.......................................    16,138      255,465
  #*First Bancshares, Inc...............................       400        3,108
   #First Business Financial Services, Inc..............       482       15,872
    First Citizens BancShares, Inc. Class A.............     8,627    1,807,356
   #First Commonwealth Financial Corp...................    30,547      229,408
    First Community Bancshares, Inc.....................       183        2,921
    First Defiance Financial Corp.......................    10,880      287,232
   *First Federal of Northern Michigan Bancorp, Inc.....       900        3,933
    First Financial Holdings, Inc.......................     8,550      474,007
   #First Financial Northwest, Inc......................    25,371      270,455
   *First Financial Service Corp........................       130          467
    First Merchants Corp................................    38,531      721,300
    First Midwest Bancorp, Inc..........................     7,168      109,455
   *First South Bancorp, Inc............................     2,278       14,966
    Fox Chase Bancorp, Inc..............................       351        6,150
   *Genworth Financial, Inc. Class A....................    34,964      454,182
    Geo Group, Inc. (The)...............................    44,547    1,546,672
   #German American Bancorp, Inc........................     7,459      206,391

                                     1844

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    GFI Group, Inc........................................   2,875 $    11,500
   *Gleacher & Co., Inc...................................     450       6,089
   *Global Indemnity P.L.C................................   7,870     204,463
    Goldman Sachs Group, Inc. (The)....................... 143,685  23,568,651
    Great Southern Bancorp, Inc...........................   1,616      47,187
    Guaranty Bancorp......................................  15,867     198,972
   *Guaranty Federal Bancshares, Inc......................   1,684      21,505
   *Hallmark Financial Services, Inc......................  25,666     250,757
   #Hampden Bancorp, Inc..................................   5,886      91,763
    Hanover Insurance Group, Inc. (The)...................  88,829   4,781,665
    Hartford Financial Services Group, Inc................ 366,250  11,302,475
    HCC Insurance Holdings, Inc...........................  17,700     788,181
    Heartland Financial USA, Inc..........................     465      13,020
   *Heritage Commerce Corp................................  14,483     106,450
    HF Financial Corp.....................................     400       5,372
   *Hilltop Holdings, Inc.................................  26,171     445,692
   #Hingham Institution for Savings.......................     500      35,935
  #*HMN Financial, Inc....................................   3,456      25,298
   *Home Bancorp, Inc.....................................     719      13,122
    Home Federal Bancorp, Inc.............................   9,420     132,068
    HopFed Bancorp, Inc...................................   6,781      75,337
    Horace Mann Educators Corp............................  58,206   1,649,558
    Hudson City Bancorp, Inc..............................  28,191     269,506
   *ICG Group, Inc........................................   1,184      14,362
  #*Imperial Holdings, Inc................................   2,882      21,356
   #Independence Holding Co...............................  24,172     339,133
    Infinity Property & Casualty Corp.....................  15,800   1,027,158
    International Bancshares Corp.........................     800      19,368
   *Intervest Bancshares Corp. Class A....................   2,078      15,377
   *Investment Technology Group, Inc......................  23,677     336,450
   #Investors Title Co....................................   1,169      87,172
   #Janus Capital Group, Inc..............................  24,840     232,751
    JPMorgan Chase & Co................................... 824,302  45,938,350
    Kemper Corp...........................................  76,602   2,677,240
   #Kentucky First Federal Bancorp........................   2,800      24,052
    KeyCorp............................................... 526,210   6,467,121
    Lakeland Bancorp, Inc.................................   8,324      93,562
   #Landmark Bancorp Inc/Manhattan........................   1,875      38,419
   #Legg Mason, Inc....................................... 128,883   4,432,286
    Lincoln National Corp................................. 378,093  15,755,135
    LNB Bancorp, Inc......................................  13,395     121,627
    Loews Corp............................................ 243,798  11,104,999
   *Louisiana Bancorp Inc/Metaire.........................   5,606     102,141
  #*Macatawa Bank Corp....................................  18,892      98,049
   *Magyar Bancorp, Inc...................................     500       2,995
    Maiden Holdings, Ltd..................................   5,792      70,431
    MainSource Financial Group, Inc.......................  45,000     650,700
   *Markel Corp...........................................   1,154     611,620
    Marlin Business Services Corp.........................  14,241     325,834
    MB Financial, Inc.....................................  19,678     566,333
  #*MBIA, Inc.............................................  82,267   1,110,604
   *MBT Financial Corp....................................  23,185      91,813
    MCG Capital Corp......................................  11,930      65,496

                                     1845

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Meadowbrook Insurance Group, Inc.....................    38,553 $   292,617
    Medallion Financial Corp.............................     9,550     144,110
   #Mercantile Bank Corp.................................     4,422      88,307
   #Meta Financial Group, Inc............................     1,083      31,862
    MetLife, Inc......................................... 1,126,173  54,529,297
   *Metro Bancorp, Inc...................................    26,598     581,432
   #MetroCorp Bancshares, Inc............................     2,250      24,075
  #*MGIC Investment Corp.................................    72,733     555,680
    MicroFinancial, Inc..................................     5,900      47,908
   #MidWestOne Financial Group, Inc......................       346       9,027
    Montpelier Re Holdings, Ltd..........................    38,746   1,046,529
    Morgan Stanley....................................... 1,476,248  40,168,708
    MutualFirst Financial, Inc...........................     2,300      34,063
    NASDAQ OMX Group, Inc. (The).........................    42,129   1,364,980
    National Western Life Insurance Co. Class A..........       900     192,555
   *Navigators Group, Inc. (The).........................     3,685     213,583
   *New Century Bancorp, Inc.............................       600       3,912
   #New Hampshire Thrift Bancshares, Inc.................     3,667      51,228
  #*NewBridge Bancorp....................................    11,413      93,472
   *Newport Bancorp, Inc.................................       700      12,201
  #*NewStar Financial, Inc...............................    41,166     633,956
   *North Valley Bancorp.................................       907      15,782
    Northeast Community Bancorp, Inc.....................    18,190     119,326
    Northrim BanCorp, Inc................................     5,734     146,332
    NYSE Euronext........................................     8,639     364,220
    OFG Bancorp..........................................    30,191     557,628
   #Old Line Bancshares, Inc.............................        49         641
    Old Republic International Corp......................   357,183   5,161,294
  #*Old Second Bancorp, Inc..............................     4,874      29,634
    Oppenheimer Holdings, Inc. Class A...................     3,097      59,339
   *Pacific Mercantile Bancorp...........................    16,236     100,663
    PacWest Bancorp......................................     1,076      38,112
   *Park Sterling Corp...................................     3,253      21,795
    PartnerRe, Ltd.......................................    52,224   4,676,137
   #People's United Financial, Inc.......................    68,700   1,030,500
    Peoples Bancorp of North Carolina, Inc...............       250       3,458
   #Peoples Bancorp, Inc.................................    17,608     396,004
  #*PHH Corp.............................................    92,304   2,091,609
  #*Phoenix Cos., Inc. (The).............................     2,631     112,265
  #*Pinnacle Financial Partners, Inc.....................    23,924     681,356
   *Piper Jaffray Cos....................................       312      10,468
    Platinum Underwriters Holdings, Ltd..................    21,715   1,261,424
   *Popular, Inc.........................................    56,536   1,860,034
   *Porter Bancorp, Inc..................................     1,737       2,970
  #*Portfolio Recovery Associates, Inc...................     9,401   1,403,663
    Premier Financial Bancorp, Inc.......................     1,301      16,132
    Principal Financial Group, Inc.......................   217,722   9,440,426
    Protective Life Corp.................................    98,037   4,247,943
    Provident Financial Holdings, Inc....................       544       9,520
    Provident Financial Services, Inc....................    21,059     374,640
   #Provident New York Bancorp...........................    71,474     775,493
    Prudential Financial, Inc............................   497,625  39,297,446
   #Pulaski Financial Corp...............................     4,550      45,546

                                     1846

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   #Radian Group, Inc....................................   161,945 $ 2,275,327
    Regions Financial Corp............................... 1,302,555  13,038,576
    Reinsurance Group of America, Inc....................   169,166  11,518,513
   #Renasant Corp........................................    42,102   1,153,595
  #*Republic First Bancorp, Inc..........................     2,174       7,305
    Resource America, Inc. Class A.......................    21,051     174,723
  #*Riverview Bancorp, Inc...............................    15,319      39,829
    Ryman Hospitality Properties.........................    51,778   1,928,730
    Safety Insurance Group, Inc..........................    11,042     593,728
    Sandy Spring Bancorp, Inc............................     9,125     223,015
    Selective Insurance Group, Inc.......................    45,200   1,105,140
    SI Financial Group, Inc..............................     5,444      61,626
   oSouthern Community Financial.........................    29,890       6,576
  #*Southern First Bancshares, Inc.......................     1,216      16,076
   *Southwest Bancorp, Inc...............................    16,974     253,931
    StanCorp Financial Group, Inc........................    15,636     830,115
    State Auto Financial Corp............................    56,823   1,153,507
    StellarOne Corp......................................    24,952     528,483
   #Stewart Information Services Corp....................    12,271     379,542
   *Stratus Properties, Inc..............................     3,069      39,437
   *Suffolk Bancorp......................................       205       3,721
  #*Sun Bancorp, Inc.....................................     4,075      13,529
    SunTrust Banks, Inc..................................   491,691  17,105,930
    Susquehanna Bancshares, Inc..........................    97,547   1,297,375
    Symetra Financial Corp...............................    20,319     365,336
    Synovus Financial Corp...............................   159,578     531,395
   #Teche Holding Co.....................................       600      27,378
    TF Financial Corp....................................       630      17,098
    Timberland Bancorp, Inc..............................     2,500      21,850
    Tower Group International, Ltd.......................    12,135     265,392
    Travelers Cos., Inc. (The)...........................    28,000   2,339,400
    Tree.com, Inc........................................     5,635     106,445
   #Trustmark Corp.......................................     4,194     113,112
   #Umpqua Holdings Corp.................................    34,932     588,255
   #Unico American Corp..................................     1,900      21,717
    Union First Market Bankshares Corp...................    12,742     281,598
    United Financial Bancorp, Inc........................     6,824     106,523
    United Fire Group, Inc...............................    40,312   1,048,515
  #*United Security Bancshares...........................       387       1,652
    Unity Bancorp, Inc...................................     3,306      25,952
    Unum Group...........................................   517,445  16,371,960
    Validus Holdings, Ltd................................     4,399     155,857
   *Virginia Commerce Bancorp, Inc.......................    22,274     334,778
    Washington Federal, Inc..............................     1,243      27,035
  #*Waterstone Financial, Inc............................     1,300      14,144
    WesBanco, Inc........................................    31,462     926,556
    West BanCorp., Inc...................................    13,957     190,932
    Westfield Financial, Inc.............................    10,811      75,245
   #Wintrust Financial Corp..............................    24,224     991,004
    XL Group P.L.C.......................................   240,766   7,548,014
   *Yadkin Financial Corp................................     5,570      86,836
    Zions BanCorp........................................    53,325   1,580,553

                                     1847

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
   *ZipRealty, Inc......................................    10,028 $     33,293
                                                                   ------------
Total Financials........................................            794,962,954
                                                                   ------------
Health Care -- (9.4%)
   *Addus HomeCare Corp.................................     2,044       40,144
    Aetna, Inc..........................................   558,462   35,836,507
   *Affymetrix, Inc.....................................    24,928       94,726
  #*Albany Molecular Research, Inc......................    34,587      439,601
   *Alere, Inc..........................................    74,130    2,475,942
   *Allied Healthcare Products..........................     1,000        2,470
   *Allscripts Healthcare Solutions, Inc................    60,515      956,742
   *Alphatec Holdings, Inc..............................     5,644       12,981
  #*Amedisys, Inc.......................................     2,700       33,777
   *AMN Healthcare Services, Inc........................     8,600      127,108
   *Amsurg Corp.........................................    30,743    1,202,359
    Analogic Corp.......................................     2,988      213,313
   *AngioDynamics, Inc..................................    46,430      554,839
  #*Anika Therapeutics, Inc.............................    14,671      295,034
   *Arrhythmia Research Technology, Inc.................     1,200        2,862
   *Astex Pharmaceuticals...............................    21,444      112,152
  #*Baxano Surgical, Inc................................     5,997       11,934
  #*BioScrip, Inc.......................................    36,570      594,263
    BioTelemetry, Inc...................................     5,328       40,280
  #*Boston Scientific Corp.............................. 1,204,199   13,149,853
   *Cambrex Corp........................................    43,567      638,257
   *Capital Senior Living Corp..........................    58,814    1,355,075
   *CareFusion Corp.....................................   207,163    7,990,277
  #*Celldex Therapeutics, Inc...........................     4,759       97,464
    Cigna Corp..........................................    42,954    3,343,110
    Community Health Systems, Inc.......................   105,314    4,850,763
    CONMED Corp.........................................    43,239    1,418,239
    Cooper Cos., Inc. (The).............................    13,956    1,777,297
   *Cross Country Healthcare, Inc.......................    31,468      177,480
    CryoLife, Inc.......................................    17,502      123,914
   *Cumberland Pharmaceuticals, Inc.....................    23,319      130,586
  #*Cutera, Inc.........................................    23,864      227,901
   *Cynosure, Inc. Class A..............................     9,201      262,051
    Daxor Corp..........................................       545        3,924
   *Digirad Corp........................................    29,111       71,613
   *Dynacq Healthcare, Inc..............................       909           36
   *Emergent Biosolutions, Inc..........................     5,105       90,307
   *Endo Health Solutions, Inc..........................    54,588    2,099,454
  #*Enzo Biochem, Inc...................................    47,997      104,633
   *Exactech, Inc.......................................     3,390       73,190
   *Express Scripts Holding Co..........................   100,115    6,562,538
   *Five Star Quality Care, Inc.........................    28,953      171,402
   *Forest Laboratories, Inc............................    78,471    3,418,197
   *Gentiva Health Services, Inc........................    32,551      349,598
   *Greatbatch, Inc.....................................    41,672    1,575,202
   *Hanger, Inc.........................................    16,897      623,837
   *Harvard Bioscience, Inc.............................    32,107      171,772
   *Health Net, Inc.....................................    40,502    1,242,196
  #*Healthways, Inc.....................................    38,938      668,176

                                     1848

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
   *Hologic, Inc........................................   305,036 $  6,924,317
    Humana, Inc.........................................   236,814   21,611,646
    Invacare Corp.......................................    32,651      509,682
   #Kewaunee Scientific Corp............................     1,631       21,855
  #*Kindred Healthcare, Inc.............................    59,114      907,991
   *Lannett Co., Inc....................................     3,649       50,685
   *LCA-Vision, Inc.....................................       700        2,814
   #LeMaitre Vascular, Inc..............................     5,100       35,139
   *LHC Group, Inc......................................       518       11,883
   *Life Technologies Corp..............................    94,990    7,086,254
   *LifePoint Hospitals, Inc............................    82,208    4,041,345
   *Magellan Health Services, Inc.......................    17,899    1,022,928
    Maxygen, Inc........................................    43,105      107,763
   *MedAssets, Inc......................................    44,682      972,727
  o*MedCath Corp........................................    29,240       40,059
   *Medical Action Industries, Inc......................    24,509      225,238
  #*MediciNova, Inc.....................................       225          603
  #*Merit Medical Systems, Inc..........................    13,395      176,010
   *Misonix, Inc........................................     4,083       21,068
  #*Molina Healthcare, Inc..............................    24,941      925,810
   #National Healthcare Corp............................     6,484      311,427
   *Natus Medical, Inc..................................    16,698      213,567
   *NuVasive, Inc.......................................     2,045       46,667
    Omnicare, Inc.......................................   197,388   10,420,113
   *Omnicell, Inc.......................................    35,405      747,045
   *PDI, Inc............................................    14,978       69,648
   #PerkinElmer, Inc....................................    76,500    2,607,885
    Pfizer, Inc......................................... 3,950,849  115,483,316
   *PharMerica Corp.....................................    35,405      518,329
  #*Repligen Corp.......................................    21,271      216,326
   *RTI Biologics, Inc..................................    79,886      313,153
   *Sciclone Pharmaceuticals, Inc.......................    13,028       81,555
    Select Medical Holdings Corp........................    51,009      457,551
  #*Skilled Healthcare Group, Inc. Class A..............    12,180       79,414
  #*Solta Medical, Inc..................................     4,035       10,935
   *Sucampo Pharmaceuticals, Inc. Class A...............     3,605       22,099
   *SunLink Health Systems, Inc.........................     1,750        1,328
   *SurModics, Inc......................................     5,593      113,202
   *Symmetry Medical, Inc...............................    78,674      685,251
   #Teleflex, Inc.......................................    37,223    2,956,623
  #*Theragenics Corp....................................    20,783       42,397
    Thermo Fisher Scientific, Inc.......................   499,520   45,511,267
   *Triple-S Management Corp. Class B...................    21,683      471,822
    UnitedHealth Group, Inc.............................    89,716    6,535,811
   #Universal American Corp.............................    85,628      928,208
   *VCA Antech, Inc.....................................    62,638    1,801,469
  #*ViroPharma, Inc.....................................   103,479    3,551,399
  #*WellCare Health Plans, Inc..........................    18,375    1,121,426
   #WellPoint, Inc......................................   504,640   43,176,998
  #*Wright Medical Group, Inc...........................    32,357      887,229
    Zoetis, Inc......................................... 1,122,712   33,468,038
                                                                   ------------
Total Health Care.......................................            413,362,691
                                                                   ------------

                                     1849

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (13.2%)
    AAR Corp..............................................  32,906 $  797,641
    ABM Industries, Inc...................................  64,500  1,670,550
  #*ACCO Brands Corp......................................   9,955     65,803
    Aceto Corp............................................  31,686    491,767
    Acme United Corp......................................   1,030     14,296
   #Actuant Corp. Class A.................................  44,986  1,588,456
  #*Adept Technology, Inc.................................  20,476     72,690
   #ADT Corp. (The)....................................... 197,193  7,903,495
   *AECOM Technology Corp.................................  23,177    785,700
   *Aegion Corp...........................................  83,805  1,912,430
  #*Aerovironment, Inc....................................  35,065    792,820
    AGCO Corp.............................................  58,973  3,317,231
   *Air Transport Services Group, Inc.....................   6,308     42,137
    Aircastle, Ltd........................................  38,900    683,862
    Alamo Group, Inc......................................  22,751    948,034
   *Alaska Air Group, Inc.................................  52,626  3,219,132
    Albany International Corp. Class A....................  20,551    709,215
    Alliant Techsystems, Inc..............................  38,805  3,612,746
   oAllied Defense Group, Inc. (The)......................   2,645     13,886
    AMERCO................................................  29,431  4,894,964
   #American Railcar Industries, Inc......................  20,003    718,708
    Ampco-Pittsburgh Corp.................................   4,007     77,095
  #*AMREP Corp............................................   1,159     11,300
   #Apogee Enterprises, Inc...............................  36,374    973,368
    Argan, Inc............................................      21        333
   #Arkansas Best Corp....................................  12,135    263,330
  #*Ascent Solar Technologies, Inc........................   1,951      2,068
    Astec Industries, Inc.................................  22,925    802,375
   *AT Cross Co. Class A..................................  18,022    335,209
   *Atlas Air Worldwide Holdings, Inc.....................  36,746  1,640,341
  #*Avis Budget Group, Inc................................  94,608  2,993,397
    Baltic Trading, Ltd...................................      40        150
   #Barnes Group, Inc.....................................  36,400  1,201,200
    Barrett Business Services, Inc........................  12,955    910,218
  #*BlueLinx Holdings, Inc................................  17,052     31,546
    Brady Corp. Class A...................................  44,400  1,477,188
   #Briggs & Stratton Corp................................  41,033    830,918
  #*Builders FirstSource, Inc.............................  12,182     71,874
   *CAI International, Inc................................  17,082    358,551
  #*Casella Waste Systems, Inc. Class A...................  14,362     68,507
  #*CBIZ, Inc.............................................  35,878    260,474
    CDI Corp..............................................  40,637    639,220
    Ceco Environmental Corp...............................   3,291     43,968
    Celadon Group, Inc....................................  24,642    495,551
   #Chicago Rivet & Machine Co............................     700     18,200
    CIRCOR International, Inc.............................   6,849    359,710
    CNH Global NV.........................................   6,958    326,956
   *Columbus McKinnon Corp................................  17,542    388,029
    Comfort Systems USA, Inc..............................  44,560    688,452
    Compx International, Inc..............................     500      8,695
   *Consolidated Graphics, Inc............................  12,008    643,509
    Courier Corp..........................................   8,245    127,962
    Covanta Holding Corp..................................  94,292  1,962,217

                                     1850

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
   *Covenant Transportation Group, Inc. Class A.........     7,080 $     45,383
  #*CPI Aerostructures, Inc.............................     4,626       51,857
   *CRA International, Inc..............................     7,613      145,713
    CSX Corp............................................ 1,242,950   30,837,590
    Curtiss-Wright Corp.................................    46,353    1,883,786
   *DigitalGlobe, Inc...................................    21,971      711,860
    Douglas Dynamics, Inc...............................    30,234      434,463
   *Ducommun, Inc.......................................    16,645      380,172
   *Dycom Industries, Inc...............................    39,867    1,055,678
    Eastern Co. (The)...................................    10,193      170,427
    Eaton Corp. P.L.C...................................    24,778    1,708,443
    Ecology and Environment, Inc. Class A...............       900        9,819
    EMCOR Group, Inc....................................    41,640    1,718,899
    Encore Wire Corp....................................    19,966      832,782
  #*Energy Recovery, Inc................................     1,783        7,792
  #*EnerNOC, Inc........................................    18,097      282,675
    EnerSys, Inc........................................    43,239    2,288,208
  #*Engility Holdings, Inc..............................     7,988      260,329
    Ennis, Inc..........................................    48,483      898,390
  #*EnPro Industries, Inc...............................    17,635    1,002,197
    ESCO Technologies, Inc..............................    18,094      626,595
   #Espey Manufacturing & Electronics Corp..............     1,671       45,785
   *Esterline Technologies Corp.........................    44,968    3,662,194
    Exelis, Inc.........................................    73,253    1,082,679
   *Federal Signal Corp.................................    68,080      660,376
    FedEx Corp..........................................   142,324   15,086,344
  #*Flow International Corp.............................    24,393       94,157
    Fortune Brands Home & Security, Inc.................   149,626    6,181,050
   *Franklin Covey Co...................................     3,046       49,162
   #FreightCar America, Inc.............................    12,311      224,183
  #*Frozen Food Express Industries......................     8,686       18,154
   *FTI Consulting, Inc.................................    25,736      958,923
   *Furmanite Corp......................................    31,044      232,520
    G&K Services, Inc. Class A..........................    29,714    1,569,196
   #GATX Corp...........................................    65,445    2,956,805
  #*Genco Shipping & Trading, Ltd.......................     7,630       15,870
  #*Gencor Industries, Inc..............................     8,766       67,498
   #General Cable Corp..................................    32,675    1,029,916
    General Dynamics Corp...............................    28,674    2,447,039
    General Electric Co................................. 5,021,489  122,373,687
   *Gibraltar Industries, Inc...........................    42,111      648,509
   *GP Strategies Corp..................................    18,583      490,777
  #*GrafTech International, Ltd.........................    19,558      147,076
    Granite Construction, Inc...........................    29,079      879,640
   #Great Lakes Dredge & Dock Corp......................    72,271      555,764
  #*Greenbrier Cos., Inc................................    25,150      575,181
   #Griffon Corp........................................    67,323      801,144
    H&E Equipment Services, Inc.........................    59,629    1,361,926
    Hardinge, Inc.......................................    19,132      302,668
    Harsco Corp.........................................    54,994    1,416,645
  #*Hawaiian Holdings, Inc..............................    18,070      138,055
    Heidrick & Struggles International, Inc.............    18,234      280,439
  #*Hertz Global Holdings, Inc..........................   278,411    7,130,106

                                     1851

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *Hill International, Inc...............................  27,154 $    85,264
   *Hudson Global, Inc....................................  15,880      37,636
    Huntington Ingalls Industries, Inc....................  47,666   2,963,872
    Hurco Cos., Inc.......................................   7,910     225,435
   *Huron Consulting Group, Inc...........................   4,001     203,811
    Hyster-Yale Materials Handling, Inc...................  12,246     796,112
   *ICF International, Inc................................  31,660   1,057,127
    Ingersoll-Rand P.L.C.................................. 213,109  13,010,304
    Insteel Industries, Inc...............................  17,578     295,310
    International Shipholding Corp........................  11,354     310,418
   #Intersections, Inc....................................  26,279     254,381
  #*JetBlue Airways Corp.................................. 324,893   2,124,800
    Kadant, Inc...........................................   5,786     189,434
    KAR Auction Services, Inc.............................  18,100     460,464
    Kelly Services, Inc. Class A..........................  44,445     869,789
   *Key Technology, Inc...................................   3,199      46,322
    Kimball International, Inc. Class B...................  31,258     343,525
   *Korn/Ferry International..............................  33,148     647,380
    L-3 Communications Holdings, Inc...................... 100,470   9,358,781
    Lawson Products, Inc..................................   8,847     107,314
  #*Layne Christensen Co..................................  34,461     667,854
    LB Foster Co. Class A.................................   6,682     310,579
  #*LMI Aerospace, Inc....................................  14,655     270,971
    LS Starrett Co. (The) Class A.........................   4,097      42,691
    LSI Industries, Inc...................................  27,715     226,154
   *Lydall, Inc...........................................  14,605     227,254
    Manpowergroup, Inc....................................  22,886   1,530,387
    Marten Transport, Ltd.................................  47,782     819,939
    Matson, Inc...........................................  62,316   1,764,789
    McGrath RentCorp......................................  17,552     600,981
   #Met-Pro Corp..........................................   1,984      27,082
   *Metalico, Inc.........................................  27,024      39,185
   *Mfri, Inc.............................................   8,900      96,476
    Miller Industries, Inc................................  20,099     333,442
   *Mobile Mini, Inc......................................  54,461   1,879,449
   *Moog, Inc. Class A....................................  35,339   1,987,465
    Mueller Industries, Inc...............................  15,456     848,380
    Mueller Water Products, Inc. Class A.................. 185,957   1,439,307
   *MYR Group, Inc........................................  19,582     422,971
    National Presto Industries, Inc.......................     571      42,334
  #*National Technical Systems, Inc.......................  15,600     248,820
   *Navigant Consulting, Inc..............................  12,297     165,026
   #NL Industries, Inc....................................  51,251     568,374
    NN, Inc...............................................  18,396     226,271
    Norfolk Southern Corp................................. 545,229  39,888,954
    Northrop Grumman Corp................................. 337,038  31,027,718
   *Northwest Pipe Co.....................................   8,801     262,270
   *Ocean Power Technologies, Inc.........................   8,400      13,188
   *On Assignment, Inc....................................  53,951   1,647,124
   *Orbital Sciences Corp.................................  39,656     735,222
  #*Orion Energy Systems, Inc.............................   1,043       3,588
   *Orion Marine Group, Inc...............................   2,915      36,642
   *Oshkosh Corp..........................................  14,466     648,366

                                     1852

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *Owens Corning......................................... 149,300 $ 5,895,857
   *Pacer International, Inc..............................   3,140      19,437
    PAM Transportation Services, Inc......................  19,428     232,553
    Pentair, Ltd.......................................... 117,934   7,203,409
   *PGT, Inc..............................................     500       5,000
    Pike Electric Corp....................................  26,092     318,583
   *Powell Industries, Inc................................   7,529     370,427
   *PowerSecure International, Inc........................  19,459     316,793
   #Providence and Worcester Railroad Co..................     850      14,790
   #Quad/Graphics, Inc....................................   2,390      67,016
   #Quanex Building Products Corp.........................  25,243     429,636
   *Quanta Services, Inc.................................. 168,307   4,512,311
   #Raytheon Co...........................................  96,954   6,965,175
    RCM Technologies, Inc.................................  20,293     109,988
  #*Real Goods Solar, Inc. Class A........................   2,471       5,906
    Regal-Beloit Corp.....................................  16,070   1,039,408
   *Republic Airways Holdings, Inc........................  58,536     803,699
    Republic Services, Inc................................ 429,755  14,572,992
    Resources Connection, Inc.............................  25,955     345,202
   *Roadrunner Transportation Systems, Inc................     879      26,572
   *Rush Enterprises, Inc. Class A........................  32,603     812,467
   *Rush Enterprises, Inc. Class B........................  18,522     399,520
    Ryder System, Inc.....................................  89,844   5,555,953
   *Saia, Inc.............................................   8,925     267,215
    Schawk, Inc...........................................  44,631     615,015
    SIFCO Industries, Inc.................................   6,623     132,460
    SkyWest, Inc..........................................  46,706     706,195
    SL Industries, Inc....................................     300       8,700
    Southwest Airlines Co................................. 645,761   8,930,875
   *Sparton Corp..........................................   9,132     162,276
    SPX Corp..............................................  12,803     978,277
   *Standard Register Co. (The)...........................   6,086      18,075
    Standex International Corp............................  22,341   1,318,789
    Stanley Black & Decker, Inc........................... 154,919  13,109,246
    Steelcase, Inc. Class A...............................  55,469     845,348
   *Sterling Construction Co., Inc........................  19,761     194,053
   *Supreme Industries, Inc. Class A......................   1,433       8,053
   #Sypris Solutions, Inc.................................   8,460      27,410
   #TAL International Group, Inc..........................  24,053     968,133
  #*Tecumseh Products Co. Class A.........................  12,600     144,648
   *Tecumseh Products Co. Class B.........................   1,400      15,582
   *Terex Corp............................................  27,578     812,999
  #*Tetra Tech, Inc.......................................  45,222   1,067,239
    Titan International, Inc..............................   3,248      55,996
  #*Titan Machinery, Inc..................................  12,683     242,119
  #*TRC Cos., Inc.........................................  28,708     238,276
   #Trinity Industries, Inc...............................  91,907   3,618,379
    Triumph Group, Inc....................................  57,456   4,507,998
   *Tufco Technologies, Inc...............................     900       5,400
   *Tutor Perini Corp.....................................  40,371     798,538
   #Twin Disc, Inc........................................     900      22,482
    Tyco International, Ltd............................... 325,899  11,344,544
   *Ultralife Corp........................................  10,710      37,271

                                     1853

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    UniFirst Corp.........................................  18,705 $  1,833,464
    Union Pacific Corp.................................... 444,064   70,424,110
    United Stationers, Inc................................  24,021      994,229
   #Universal Forest Products, Inc........................  31,800    1,311,750
    URS Corp..............................................  84,698    3,938,457
   *USA Truck, Inc........................................  15,105       93,802
    UTi Worldwide, Inc....................................  43,109      711,299
   *Versar, Inc...........................................   5,526       29,122
    Viad Corp.............................................  28,614      688,167
  #*Virco Manufacturing Corp..............................  12,601       30,494
    VSE Corp..............................................     305       13,200
    Waste Connections, Inc................................   2,800      121,128
   #Watts Water Technologies, Inc. Class A................  53,615    2,802,992
   #Werner Enterprises, Inc...............................  34,105      820,566
   *Wesco Aircraft Holdings, Inc..........................   6,228      121,882
  #*WESCO International, Inc..............................  11,687      885,641
  #*Willdan Group, Inc....................................   1,000        2,870
   *Willis Lease Finance Corp.............................   6,713       95,593
  #*XPO Logistics, Inc....................................  12,216      298,803
                                                                   ------------
Total Industrials.........................................          579,982,586
                                                                   ------------
Information Technology -- (5.8%)
   *Accelrys, Inc.........................................  41,733      364,329
   *Active Network, Inc. (The)............................   5,247       44,757
    Activision Blizzard, Inc.............................. 982,162   17,659,273
   *Acxiom Corp...........................................   7,769      200,207
   *Advanced Energy Industries, Inc.......................  47,985    1,039,355
  #*Agilysys, Inc.........................................  16,899      195,859
   *Alpha & Omega Semiconductor, Ltd......................     419        3,205
   *Amtech Systems, Inc...................................   8,571       58,711
  #*ANADIGICS, Inc........................................  48,696      104,696
   *Anaren, Inc...........................................   9,602      224,783
    AOL, Inc.............................................. 105,592    3,890,009
   *ARRIS Group, Inc...................................... 140,787    2,117,437
   *Arrow Electronics, Inc................................ 182,170    8,316,061
    Astro-Med, Inc........................................   6,285       71,460
   *ATMI, Inc.............................................  31,034      771,195
   *Aviat Networks, Inc...................................  48,831      129,402
   *Avnet, Inc............................................ 139,400    5,251,198
    AVX Corp.............................................. 172,540    2,206,787
   #Aware, Inc............................................  14,326       70,770
   *AXT, Inc..............................................  20,506       57,417
   *Bankrate, Inc.........................................   4,453       79,842
   #Bel Fuse, Inc. Class A................................   4,174       65,010
    Bel Fuse, Inc. Class B................................  18,286      286,176
   *Benchmark Electronics, Inc............................  93,903    2,077,134
    Black Box Corp........................................  26,448      715,683
  #*Blucora, Inc..........................................  81,156    1,623,120
   *Brocade Communications Systems, Inc................... 461,513    3,073,677
    Brooks Automation, Inc................................  52,521      515,756
   *Bsquare Corp..........................................   4,065       11,341
   *BTU International, Inc................................   1,600        4,400
  #*CACI International, Inc. Class A......................  24,830    1,648,712

                                     1854

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Calix, Inc...........................................    16,027 $   187,195
  #*Cascade Microtech, Inc...............................    24,071     168,738
   *Ceva, Inc............................................     3,580      65,263
   *Checkpoint Systems, Inc..............................    25,190     433,268
   *CIBER, Inc...........................................    85,855     312,512
    Cohu, Inc............................................    41,410     488,638
    Communications Systems, Inc..........................    12,612     133,687
    Computer Sciences Corp...............................   220,553  10,511,556
    Comtech Telecommunications Corp......................    15,569     421,609
    Concurrent Computer Corp.............................    13,740     111,844
    Convergys Corp.......................................   197,364   3,736,101
   *CoreLogic, Inc.......................................    96,545   2,693,606
    Corning, Inc......................................... 1,298,385  19,722,468
  #*Cray, Inc............................................    12,866     298,105
   #CSP, Inc.............................................     2,414      21,074
    CTS Corp.............................................    66,936     940,451
  #*CyberOptics Corp.....................................     9,134      54,713
   *Datalink Corp........................................     1,412      18,384
   *Dataram Corp.........................................     1,257       3,909
   *Digi International, Inc..............................    32,389     321,623
   *Digital River, Inc...................................     3,308      56,203
   *Diodes, Inc..........................................     4,709     129,074
   *DSP Group, Inc.......................................    46,713     348,012
   *Dynamics Research Corp...............................    16,772      94,426
    EarthLink, Inc.......................................    86,935     545,082
   *EchoStar Corp. Class A...............................    23,551     941,098
   *Edgewater Technology, Inc............................    13,603      83,658
    Electro Rent Corp....................................    40,561     725,231
    Electro Scientific Industries, Inc...................    33,800     383,630
   *Electronics for Imaging, Inc.........................    58,110   1,745,043
  #*Emcore Corp..........................................     5,644      23,761
   *Emulex Corp..........................................    68,369     547,636
   *Entropic Communications, Inc.........................    18,783      83,209
    EPIQ Systems, Inc....................................    23,453     305,124
    ePlus, Inc...........................................     8,445     536,173
   *Euronet Worldwide, Inc...............................    23,278     856,863
   *Exar Corp............................................    51,341     667,946
   *Fabrinet.............................................     4,055      60,055
   *Fairchild Semiconductor International, Inc...........   118,008   1,489,261
    Fidelity National Information Services, Inc..........   150,627   6,501,061
   *Finisar Corp.........................................    61,526   1,189,298
  #*First Solar, Inc.....................................    28,266   1,391,818
    Frequency Electronics, Inc...........................    16,953     180,210
   *Globecomm Systems, Inc...............................    26,554     384,767
   *GSE Systems, Inc.....................................    17,638      31,219
   *GSI Technology, Inc..................................     9,236      64,190
    Hackett Group, Inc. (The)............................    53,321     296,465
   *Harmonic, Inc........................................    29,476     225,786
    Hewlett-Packard Co...................................   256,803   6,594,701
   *Hutchinson Technology, Inc...........................    22,425      76,918
    IAC/InterActiveCorp..................................   125,298   6,341,332
  #*ID Systems, Inc......................................    17,291      86,801
  #*Identive Group, Inc..................................    10,175       7,774

                                     1855

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Imation Corp..........................................  28,996 $   135,701
   *Ingram Micro, Inc. Class A............................ 277,679   6,339,412
   *Insight Enterprises, Inc..............................  42,100     900,519
   *Integrated Device Technology, Inc..................... 177,893   1,602,816
   *Integrated Silicon Solution, Inc......................  42,178     504,871
   *Intermec, Inc.........................................  15,705     155,951
   *Internap Network Services Corp........................  32,386     263,946
  #*International Rectifier Corp..........................  79,000   1,904,690
   *Interphase Corp.......................................   2,999      15,415
    Intersil Corp. Class A................................ 119,798   1,223,138
  #*Intevac, Inc..........................................   7,954      50,667
   *IntraLinks Holdings, Inc..............................   3,070      29,165
   *IntriCon Corp.........................................   2,835      10,971
  #*Itron, Inc............................................  33,397   1,440,079
    IXYS Corp.............................................   3,055      34,338
   *Kemet Corp............................................   2,700      11,772
  #*Key Tronic Corp.......................................  17,623     199,845
    Keynote Systems, Inc..................................  17,699     352,741
   *Kulicke & Soffa Industries, Inc.......................  71,688     836,599
   *KVH Industries, Inc...................................  35,149     491,735
   *Lattice Semiconductor Corp............................ 114,769     592,208
   #Lexmark International, Inc. Class A...................  33,976   1,273,760
   *Limelight Networks, Inc...............................  18,463      44,311
   *LTX-Credence Corp.....................................  29,465     157,932
   #ManTech International Corp. Class A...................  15,485     457,427
    Marchex, Inc. Class B.................................  32,883     200,586
   *Measurement Specialties, Inc..........................     251      12,495
    Mentor Graphics Corp..................................  35,620     731,279
    Methode Electronics, Inc..............................  79,272   1,497,448
   *Micron Technology, Inc................................ 758,908  10,055,531
    MKS Instruments, Inc..................................  61,200   1,659,744
   *ModusLink Global Solutions, Inc.......................  68,955     214,450
    Molex, Inc............................................  14,869     443,542
  #*Nanometrics, Inc......................................  13,265     203,750
  #*Navarre Corp..........................................     336       1,045
   *NCI, Inc. Class A.....................................     686       3,108
   *Newport Corp..........................................  64,756     948,675
   *Novatel Wireless, Inc.................................  21,413      90,791
   *Official Payments Holdings, Inc.......................   2,151      15,380
  #*OmniVision Technologies, Inc..........................  37,132     603,766
   *Oplink Communications, Inc............................  35,876     722,901
    Optical Cable Corp....................................  10,793      46,410
   *PAR Technology Corp...................................  22,705      95,361
    Park Electrochemical Corp.............................   1,642      44,662
    PC Connection, Inc....................................  39,267     665,968
    PC-Tel, Inc...........................................  33,870     326,846
   *PCM, Inc..............................................  10,471     105,129
    Perceptron, Inc.......................................   8,428      66,918
   *Performance Technologies, Inc.........................  24,790      34,086
   *Pericom Semiconductor Corp............................  38,555     294,946
  #*Photronics, Inc.......................................  76,775     587,329
  #*Planar Systems, Inc...................................   3,449       6,484
   *Plexus Corp...........................................   4,655     162,785

                                     1856

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *PMC - Sierra, Inc..................................... 146,588 $  968,214
   *Polycom, Inc..........................................  36,977    353,500
   *Qualstar Corp.........................................  12,400     18,352
   *Radisys Corp..........................................   9,762     40,317
  #*Rambus, Inc...........................................   1,069     10,423
   *RealNetworks, Inc.....................................  33,602    264,448
  #*Reis, Inc.............................................  13,511    248,602
    RF Industries, Ltd....................................   2,823     17,305
    Richardson Electronics, Ltd...........................  24,525    275,661
   *Rofin-Sinar Technologies, Inc.........................   5,666    130,941
   *Rogers Corp...........................................   7,543    419,542
   *Rosetta Stone, Inc....................................   1,466     23,954
   *Rovi Corp.............................................  21,580    486,197
  #*Rudolph Technologies, Inc.............................  47,996    592,751
    SAIC, Inc.............................................  43,400    663,586
   *SanDisk Corp..........................................  13,097    721,907
   *Sanmina Corp..........................................  37,595    618,814
   *ScanSource, Inc.......................................  14,745    525,069
   *Seachange International, Inc..........................  39,044    459,938
   *ShoreTel, Inc.........................................   3,200     12,448
  #*Sigma Designs, Inc....................................  14,984     78,217
  #*Smith Micro Software, Inc.............................     500        575
   *SMTC Corp.............................................   1,200      2,280
  #*Sonus Networks, Inc...................................  33,110    113,236
   *Spansion, Inc. Class A................................  34,727    409,779
   *SS&C Technologies Holdings, Inc.......................  25,793    922,874
  #*StarTek, Inc..........................................  27,060    144,230
   *STR Holdings, Inc.....................................   1,100      2,937
  #*SunEdison, Inc........................................ 154,224  1,554,578
  #*SunPower Corp.........................................  18,322    506,603
    Supertex, Inc.........................................   9,488    255,037
   *support.com, Inc......................................  25,400    128,270
   *Sykes Enterprises, Inc................................  22,692    398,472
   *Symmetricom, Inc......................................  87,926    451,940
   *SYNNEX Corp...........................................  55,900  2,768,168
   *Tech Data Corp........................................  82,952  4,258,756
  #*TechTarget, Inc.......................................  23,106    124,541
  #*TeleCommunication Systems, Inc. Class A...............  58,307    157,429
   *Telenav, Inc..........................................   9,865     60,472
    Tellabs, Inc.......................................... 241,591    541,164
  #*Teradyne, Inc.........................................  26,789    441,751
   #Tessco Technologies, Inc..............................   8,689    278,396
    Tessera Technologies, Inc.............................  48,635    976,104
   #TheStreet, Inc........................................  35,273     70,899
  #*TriQuint Semiconductor, Inc...........................  46,657    372,789
    TSR, Inc..............................................     550      1,705
   *TTM Technologies, Inc.................................  62,635    578,747
    United Online, Inc.................................... 121,790    988,935
  #*Veeco Instruments, Inc................................  11,600    403,216
   *Vicon Industries, Inc.................................   5,787     15,220
  #*Video Display Corp....................................     600      2,286
   *Virtusa Corp..........................................  30,064    775,050
  #*Vishay Intertechnology, Inc........................... 228,349  3,285,942

                                     1857

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
  #*Vishay Precision Group, Inc.........................     2,871 $     46,568
   *Westell Technologies, Inc. Class A..................    16,329       42,292
    Western Digital Corp................................   212,781   13,698,841
  #*WPCS International, Inc.............................     1,265        3,770
    Xerox Corp.......................................... 1,791,473   17,377,288
   *XO Group, Inc.......................................     6,284       75,157
    Xyratex, Ltd........................................    29,853      321,815
   *Yahoo!, Inc......................................... 1,048,770   29,459,949
   *Zygo Corp...........................................    18,005      282,138
                                                                   ------------
Total Information Technology............................            254,618,140
                                                                   ------------
Materials -- (3.2%)
    A Schulman, Inc.....................................    32,960      883,328
   #Alcoa, Inc.......................................... 1,145,369    9,105,684
   #Allegheny Technologies, Inc.........................    22,777      627,962
   *AM Castle & Co......................................    38,646      657,755
   *American Pacific Corp...............................     7,647      278,121
    Ashland, Inc........................................   112,560    9,774,710
    Axiall Corp.........................................    26,423    1,164,726
    Bemis Co., Inc......................................    24,092      992,349
    Boise, Inc..........................................    77,042      701,082
    Buckeye Technologies, Inc...........................    37,613    1,399,956
    Cabot Corp..........................................    46,280    1,898,406
   *Century Aluminum Co.................................    37,122      311,454
   *Chemtura Corp.......................................    49,368    1,103,868
   *Clearwater Paper Corp...............................    16,822      822,932
   *Coeur d'Alene Mines Corp............................   133,765    1,793,789
   #Commercial Metals Co................................    85,208    1,319,872
   *Continental Materials Corp..........................       100        1,625
   *Core Molding Technologies, Inc......................     2,988       27,579
    Cytec Industries, Inc...............................    64,700    5,040,130
    Domtar Corp.........................................    30,917    2,149,041
    Dow Chemical Co. (The)..............................    14,000      490,560
   *Ferro Corp..........................................    42,247      275,873
    Freeport-McMoRan Copper & Gold, Inc.................    97,745    2,764,229
    Friedman Industries, Inc............................    16,110      158,845
    FutureFuel Corp.....................................     6,104       96,382
   *Graphic Packaging Holding Co........................   154,000    1,324,400
  #*Headwaters, Inc.....................................    23,663      223,142
   #Hecla Mining Co.....................................   203,366      656,872
  #*Horsehead Holding Corp..............................    49,015      600,434
    Huntsman Corp.......................................    50,242      905,361
    International Paper Co..............................   493,615   23,846,541
   #Kaiser Aluminum Corp................................    27,181    1,773,560
    KapStone Paper and Packaging Corp...................    40,492    1,783,673
   *Kraton Performance Polymers, Inc....................    13,935      282,880
  #*Landec Corp.........................................    37,056      559,175
   *Louisiana-Pacific Corp..............................   173,457    2,820,411
    LyondellBasell Industries NV Class A................   121,873    8,373,894
    Materion Corp.......................................    18,497      557,500
  #*McEwen Mining, Inc..................................    17,523       34,345
    MeadWestvaco Corp...................................   188,451    6,963,264
  #*Mercer International, Inc...........................    21,725      150,337

                                     1858

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Minerals Technologies, Inc..........................    34,280 $  1,576,880
   *Mod-Pac Corp........................................     1,501       12,496
    Myers Industries, Inc...............................    64,720    1,260,098
    Neenah Paper, Inc...................................     7,684      304,056
   *Northern Technologies International Corp............     3,035       38,969
   #Nucor Corp..........................................    83,945    3,926,947
   #Olin Corp...........................................    62,261    1,519,168
   #Olympic Steel, Inc..................................     9,986      278,110
  #*OM Group, Inc.......................................    42,299    1,305,770
   *Penford Corp........................................    26,922      399,522
    PH Glatfelter Co....................................    50,600    1,339,382
    PolyOne Corp........................................     8,983      259,699
    Reliance Steel & Aluminum Co........................    93,801    6,584,830
   *Resolute Forest Products, Inc.......................     4,676       71,356
    Rock Tenn Co. Class A...............................    26,305    3,007,977
  #*RTI International Metals, Inc.......................    50,032    1,533,481
   #Schnitzer Steel Industries, Inc. Class A............    21,397      549,047
    Sealed Air Corp.....................................    46,499    1,266,633
    Sensient Technologies Corp..........................    38,101    1,676,825
    Steel Dynamics, Inc.................................    94,919    1,476,940
  #*Stillwater Mining Co................................    90,700    1,097,470
   *SunCoke Energy, Inc.................................    62,210      982,918
    Synalloy Corp.......................................     5,144       85,236
  #*Texas Industries, Inc...............................    33,762    2,097,971
    Tredegar Corp.......................................    40,177    1,205,712
   #United States Steel Corp............................     9,198      159,585
  #*Universal Stainless & Alloy Products, Inc...........     9,093      234,599
    Vulcan Materials Co.................................    58,246    2,748,046
   #Wausau Paper Corp...................................    14,684      167,251
    Westlake Chemical Corp..............................    79,076    8,225,486
    Worthington Industries, Inc.........................    47,320    1,692,636
  #*Zoltek Cos., Inc....................................    34,022      473,926
                                                                   ------------
Total Materials.........................................            142,255,069
                                                                   ------------
Other -- (0.0%)
  o*Gerber Scientific, Inc. Escrow Shares...............    47,409           --
  o*Petrocorp, Inc. Escrow Shares.......................       900           54
  o*Price Communications Liquidation Trust..............    47,738           --
                                                                   ------------
Total Other.............................................                     54
                                                                   ------------
Telecommunication Services -- (4.7%)
    AT&T, Inc........................................... 4,065,906  143,404,505
    Atlantic Tele-Network, Inc..........................        84        4,284
   *Cbeyond, Inc........................................    16,374      138,688
   #CenturyLink, Inc....................................   536,163   19,221,444
   #Frontier Communications Corp........................   696,949    3,038,698
   *General Communication, Inc. Class A.................    44,167      390,878
  #*Leap Wireless International, Inc....................     8,393      139,995
    Lumos Networks Corp.................................       500        9,475
  #*ORBCOMM, Inc........................................    44,499      214,485
   *Premiere Global Services, Inc.......................     2,000       22,000
    Shenandoah Telecommunications Co....................     3,026       58,311

                                     1859

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES        VALUE+
                                                      ---------- --------------
Telecommunication Services -- (Continued)
   *Sprint Corp......................................    950,126 $    5,662,750
    T-Mobile US, Inc.................................    113,786      2,743,380
    Telephone & Data Systems, Inc....................    154,629      4,099,215
    United States Cellular Corp......................     33,568      1,332,985
    USA Mobility, Inc................................     12,522        195,594
    Verizon Communications, Inc......................    547,535     27,092,032
   *Vonage Holdings Corp.............................     85,934        276,707
                                                                 --------------
    Total Telecommunication Services.................               208,045,426
                                                                 --------------
    Utilities -- (0.4%)
   *Calpine Corp.....................................     62,921      1,259,049
   #Consolidated Water Co., Ltd......................      6,029         71,504
  #*Dynegy, Inc......................................        525         10,941
   #Genie Energy, Ltd. Class B.......................      5,000         51,550
    NRG Energy, Inc..................................    419,077     11,239,645
   #Ormat Technologies, Inc..........................     20,134        463,686
    SJW Corp.........................................      6,569        183,209
    UGI Corp.........................................     52,659      2,211,152
                                                                 --------------
Total Utilities......................................                15,490,736
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,149,365,938
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights.........     44,674             --
TEMPORARY CASH INVESTMENTS -- (0.3%)
                                                                 --------------
    State Street Institutional Liquid Reserves....... 15,027,593     15,027,593
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (5.2%)..............
(S)@DFA Short Term Investment Fund................... 19,833,188    229,469,985
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $2,807,950,011)^^......................................... $4,393,863,516
                                                                 ==============

                                     1860

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  792,077,932           --   --    $  792,077,932
   Consumer Staples...........    309,575,455           --   --       309,575,455
   Energy.....................    638,994,895           --   --       638,994,895
   Financials.................    794,956,378 $      6,576   --       794,962,954
   Health Care................    413,322,632       40,059   --       413,362,691
   Industrials................    579,968,700       13,886   --       579,982,586
   Information Technology.....    254,618,140           --   --       254,618,140
   Materials..................    142,255,069           --   --       142,255,069
   Other......................             --           54   --                54
   Telecommunication Services.    208,045,426           --   --       208,045,426
   Utilities..................     15,490,736           --   --        15,490,736
Rights/Warrants...............             --           --   --                --
Temporary Cash Investments....     15,027,593           --   --        15,027,593
Securities Lending Collateral.             --  229,469,985   --       229,469,985
                               -------------- ------------   --    --------------
TOTAL......................... $4,164,332,956 $229,530,560   --    $4,393,863,516
                               ============== ============   ==    ==============


                                     1861

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2013, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

                                     1862

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolio.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 31, 2013.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

FEDERAL TAX COST

At July 31, 2013, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series......................... $9,444,212,437
The DFA International Value Series......................  7,487,869,023
The Japanese Small Company Series.......................  2,303,002,094
The Asia Pacific Small Company Series...................  1,404,034,207
The United Kingdom Small Company Series.................  1,306,310,513
The Continental Small Company Series....................  2,802,559,598
The Emerging Markets Series.............................  2,753,379,772
The Emerging Markets Small Cap Series...................  3,881,551,187
The Tax-Managed U.S. Marketwide Value Series............  2,808,906,737

RECENTLY ISSUED ACCOUNTING STANDARDS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

                                     1863

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1864

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (7.2%)
   *Banco ABC Brasil SA................................     20,868 $    109,767
    Banco Alfa de Investimento SA......................     82,400      233,329
    Banco do Brasil SA.................................  5,349,973   53,163,209
    Banco Santander Brasil SA..........................  1,828,417   10,907,908
   #Banco Santander Brasil SA ADR...................... 18,012,780  108,436,936
    Bematech SA........................................    670,500    2,216,043
   *BHG SA - Brazil Hospitality Group..................    249,814    1,839,645
    BM&FBovespa SA..................................... 24,222,774  130,598,163
    BR Malls Participacoes SA..........................    779,797    6,911,476
   *BrasilAgro - Co. Brasileira de Propriedades
     Agricolas.........................................     36,300      164,208
  #*Braskem SA Sponsored ADR...........................    601,077    9,244,601
   *Brookfield Incorporacoes SA........................  8,970,058    6,526,967
   *CCX Carvao da Colombia SA..........................    198,100       85,098
    Cia Providencia Industria e Comercio SA............    359,200    1,212,370
   *CR2 Empreendimentos Imobiliarios SA................     99,200      176,106
    Cremer SA..........................................    233,470    1,507,447
    Eternit SA.........................................    248,901    1,044,111
    Even Construtora e Incorporadora SA................  4,862,748   18,096,623
   *Fertilizantes Heringer SA..........................    260,400      991,902
   *Fibria Celulose SA.................................  2,066,664   23,009,738
  #*Fibria Celulose SA Sponsored ADR...................  4,175,136   46,260,507
    Forjas Taurus SA...................................    224,056      296,109
   *Gafisa SA..........................................  5,930,378    7,174,630
  #*Gafisa SA ADR......................................  3,374,767    8,133,188
   *General Shopping Brasil SA.........................    183,030      661,888
    Gerdau SA..........................................  1,936,688   10,628,502
    Gerdau SA Sponsored ADR............................ 13,323,654   84,471,966
    Grendene SA........................................    494,004    4,612,306
    Hypermarcas SA.....................................  3,202,946   23,179,538
   *IdeiasNet SA.......................................    445,049      251,655
   *Industrias Romi SA.................................    635,500    1,295,319
    JBS SA............................................. 17,008,240   47,490,516
    JHSF Participacoes SA..............................    729,727    1,807,245
    Kepler Weber SA....................................    102,569      809,276
   *Log-in Logistica Intermodal SA.....................    793,900    3,619,155
    Magnesita Refratarios SA...........................  3,147,666    9,354,626
   *Marfrig Alimentos SA...............................  5,057,848   15,984,870
   *Metalfrio Solutions SA.............................     65,900      107,169
   *MMX Mineracao e Metalicos SA.......................  2,671,596    1,932,248
    MRV Engenharia e Participacoes SA..................  1,679,428    4,777,648
   *OSX Brasil SA......................................    754,712      423,447
   *Paranapanema SA....................................  4,323,343    8,603,668
   *PDG Realty SA Empreendimentos e Participacoes...... 27,534,219   22,207,449
    Petroleo Brasileiro SA.............................  5,861,835   39,518,277
   #Petroleo Brasileiro SA ADR......................... 18,950,587  258,486,007
   #Petroleo Brasileiro SA Sponsored ADR............... 21,759,464  312,030,714
   *Plascar Participacoes Industriais SA...............    337,255       72,437
    Positivo Informatica SA............................    671,026    1,176,542
    Profarma Distribuidora de Produtos Farmaceuticos
      SA...............................................    248,425    2,232,324
    Rodobens Negocios Imobiliarios SA..................    343,616    2,268,331
   *Rossi Residencial SA............................... 10,841,395   12,640,809

                                     1865

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                     SHARES        VALUE++
                                                  ------------- --------------
BRAZIL -- (Continued)
    Sao Carlos Empreendimentos e Participacoes
      SA.........................................        68,000 $    1,089,443
    Sao Martinho SA..............................       552,063      5,994,083
    SLC Agricola SA..............................       969,591      8,096,394
   *Springs Global Participacoes SA..............     1,522,699      1,595,218
    Sul America SA...............................       383,090      2,293,822
   *Tecnisa SA...................................       861,104      3,461,250
    Tereos Internacional SA......................       526,672        634,864
    TPI - Triunfo Participacoes e Investimentos
      SA.........................................       241,600      1,108,796
    Trisul SA....................................        95,461        175,745
   *Usinas Siderurgicas de Minas Gerais SA.......     2,197,000      8,445,740
   *Vanguarda Agro SA............................     3,052,579      4,817,009
    Via Varejo SA................................        42,731        432,864
   *Viver Incorporadora e Construtora SA.........     3,433,092        466,504
                                                                --------------
TOTAL BRAZIL.....................................                1,347,595,745
                                                                --------------
CHILE -- (1.5%)
    Cementos BIO BIO SA..........................       665,307        738,007
    Cencosud SA..................................       801,987      3,644,331
    Cia General de Electricidad SA...............     1,225,552      7,394,335
   *Cia Pesquera Camanchaca SA...................        10,000            416
   *Cia Sud Americana de Vapores SA..............    53,657,424      2,871,615
    Cintac SA....................................       155,202         50,591
    Corpbanca SA................................. 1,137,122,867     11,286,030
    Cristalerias de Chile SA.....................       264,624      2,250,476
    Cruz Blanca Salud SA.........................       184,671        123,989
    CTI Cia Tecno Industrial SA..................       488,163         19,428
   #Embotelladora Andina SA Class A ADR..........        19,478        500,585
    Empresas CMPC SA.............................    20,287,290     59,221,436
    Empresas COPEC SA............................     2,349,354     30,495,653
    Empresas Hites SA............................     1,492,236      1,155,804
    Empresas Iansa SA............................    49,008,058      2,184,070
   *Empresas La Polar SA.........................        55,016         13,062
    Enersis SA...................................    74,116,988     22,335,342
   #Enersis SA Sponsored ADR.....................     5,426,822     82,487,694
    Gasco SA.....................................       159,015      1,810,329
    Grupo Security SA............................       990,395        354,623
    Inversiones Aguas Metropolitanas SA..........     6,064,028     11,458,930
    Latam Airlines Group SA......................       311,708      4,198,367
   #Latam Airlines Group SA Sponsored ADR........       197,965      2,662,629
    Madeco SA....................................    64,223,012      1,974,747
    Masisa SA....................................    42,602,089      3,440,667
    Parque Arauco SA.............................       167,834        358,597
    PAZ Corp. SA.................................     1,839,510        841,267
    Ripley Corp. SA..............................    11,760,507      8,914,503
    Salfacorp SA.................................     1,779,540      1,752,354
    Sociedad Matriz SAAM SA......................    51,571,533      4,546,444
    Sociedad Quimica y Minera de Chile SA Class
      A..........................................        30,840      1,002,293
    Socovesa SA..................................     5,734,516      1,673,985
    Soquimich Comercial SA.......................       189,354         46,807
    Vina Concha y Toro SA........................     1,559,467      2,822,427
    Vina Concha y Toro SA Sponsored ADR..........         2,846        103,537

                                     1866

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA.......................  57,038,434 $    347,992
TOTAL CHILE                                                        275,083,362
CHINA -- (14.0%)
   #361 Degrees International, Ltd...................   6,803,000    1,543,122
    Agile Property Holdings, Ltd.....................  18,252,000   19,159,983
    Agricultural Bank of China, Ltd. Class H......... 255,464,000  103,287,354
    Air China, Ltd. Class H..........................   3,578,000    2,420,123
  #*Aluminum Corp. of China, Ltd. ADR................     276,693    2,127,769
  #*Aluminum Corp. of China, Ltd. Class H............  11,832,000    3,639,124
    AMVIG Holdings, Ltd..............................   5,605,100    2,473,843
  #*Angang Steel Co., Ltd. Class H...................  16,143,640    8,854,600
    Anhui Tianda Oil Pipe Co., Ltd...................   2,847,412      443,757
    Asia Cement China Holdings Corp..................   7,821,500    3,406,044
    Asian Citrus Holdings, Ltd.......................   7,229,000    2,376,866
  #*Ausnutria Dairy Corp., Ltd.......................     268,000       50,451
   *AVIC International Holding HK, Ltd...............  19,134,285      850,424
   *AVIC International Holdings, Ltd.................   2,526,000      988,055
   #Bank of China, Ltd. Class H...................... 989,630,331  413,089,508
    Bank of Communications Co., Ltd. Class H......... 110,893,574   72,125,034
    Baoye Group Co., Ltd. Class H....................   2,117,120    1,558,610
    BBMG Corp. Class H...............................   2,804,000    1,769,690
    Beijing Capital International Airport Co., Ltd.
      Class H........................................  24,271,599   15,041,356
    Beijing Capital Land, Ltd. Class H...............  17,871,060    6,451,868
    Beijing Enterprises Holdings, Ltd................   5,500,000   36,612,977
    Beijing Jingkelong Co., Ltd. Class H.............     461,000      149,755
    Beijing North Star Co., Ltd. Class H.............   8,382,000    1,858,122
   *Besunyen Holdings Co., Ltd.......................   1,963,000       77,184
    Boer Power Holdings, Ltd.........................   1,532,000    1,020,011
  #*BYD Electronic International Co., Ltd............  13,059,136    6,827,741
    C C Land Holdings, Ltd...........................  20,944,286    5,392,265
  #*Carnival Group International Holdings, Ltd.......   1,700,000       65,678
    Carrianna Group Holdings Co., Ltd................   3,394,391      673,332
    Central China Real Estate, Ltd...................   8,003,350    2,394,968
    Changshouhua Food Co., Ltd.......................     647,000      539,542
  #*Chaoda Modern Agriculture Holdings, Ltd..........  37,445,412    3,182,860
   #Chaowei Power Holdings, Ltd......................      80,000       38,117
   *Chigo Holding, Ltd...............................  48,856,000    1,239,782
    China Aerospace International Holdings, Ltd......  32,830,000    3,718,541
    China Agri-Industries Holdings, Ltd..............  30,816,500   14,294,595
    China All Access Holdings, Ltd...................      60,000       19,550
    China Aoyuan Property Group, Ltd.................  15,091,000    3,051,145
    China Automation Group, Ltd......................   6,821,000    1,344,474
    China BlueChemical, Ltd..........................   3,450,878    1,591,774
  #*China Chengtong Development Group, Ltd...........   4,982,000      160,089
    China CITIC Bank Corp., Ltd. Class H............. 113,494,716   52,490,955
   #China Coal Energy Co., Ltd. Class H..............  60,445,000   32,233,483
    China Communications Construction Co., Ltd.
      Class H........................................  65,910,327   50,332,413
    China Communications Services Corp., Ltd. Class
      H..............................................  29,797,071   19,475,234
    China Construction Bank Corp. Class H............ 281,910,940  210,192,856
  #*China COSCO Holdings Co., Ltd. Class H...........  37,168,500   15,319,594
   #China Dongxiang Group Co.........................  46,914,127    8,399,278
   *China Energine International Holding, Ltd........   7,322,390      362,874

                                     1867

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    China Everbright, Ltd.............................  12,195,869 $ 17,272,833
    China Fiber Optic Network System Group, Ltd.......     736,000      103,370
    China Foods, Ltd..................................     132,000       51,712
   *China Glass Holdings, Ltd.........................   9,128,000      963,629
   *China Green Holdings, Ltd.........................   7,842,800      808,695
   #China Haidian Holdings, Ltd.......................  22,761,108    2,052,793
   #China High Precision Automation Group, Ltd........     429,000       67,484
  #*China High Speed Transmission Equipment Group
    Co., Ltd..........................................  17,215,000    7,756,317
  #*China Huiyuan Juice Group, Ltd....................   8,259,483    3,405,911
   *China ITS Holdings Co., Ltd.......................   7,630,000    1,846,122
   #China Lumena New Materials Corp...................  53,360,000    9,895,254
   #China Merchants Bank Co., Ltd. Class H............   2,104,000    3,527,802
   #China Merchants Holdings International Co., Ltd...   9,288,279   29,003,044
  #*China Metal Recycling Holdings, Ltd...............   3,259,800    3,963,577
   *China Mining Resources Group, Ltd.................  22,647,100      348,219
   #China Minsheng Banking Corp., Ltd. Class H........  55,996,500   56,616,183
   *China Mobile Games & Entertainment Group, Ltd.
     ADR..............................................      24,079      332,049
    China Molybdenum Co., Ltd. Class H................      96,263       36,596
   #China National Building Material Co., Ltd. Class
     H................................................   7,688,000    6,928,494
   #China National Materials Co., Ltd.................  14,470,000    2,981,198
  #*China New Town Development Co., Ltd...............  19,348,022    1,519,637
    China Nickel Resources Holdings Co., Ltd..........   5,532,000      259,994
   *China Oriental Group Co., Ltd.....................      26,000        3,550
   #China Petroleum & Chemical Corp. ADR..............   1,291,935   95,977,836
    China Petroleum & Chemical Corp. Class H.......... 212,971,575  158,180,082
  #*China Precious Metal Resources Holdings Co., Ltd..   5,912,000      960,151
  #*China Properties Group, Ltd.......................   7,347,000    1,854,510
    China Qinfa Group, Ltd............................   6,458,000      457,079
   #China Railway Construction Corp., Ltd. Class H....  29,430,014   29,875,877
    China Railway Group, Ltd. Class H.................   2,342,000    1,255,147
   #China Rare Earth Holdings, Ltd....................  20,963,000    3,077,871
    China Resources Land, Ltd.........................   1,064,107    2,919,804
  #*China Rongsheng Heavy Industries Group Holdings,
    Ltd...............................................  25,841,000    2,728,302
   *China Sandi Holdings, Ltd.........................     259,110       19,344
  #*China SCE Property Holdings, Ltd..................   1,385,000      321,643
    China Shanshui Cement Group, Ltd..................   1,013,000      401,755
  #*China Shipping Container Lines Co., Ltd. Class H..  56,393,700   13,648,743
  #*China Shipping Development Co., Ltd. Class H......  19,327,488    8,383,917
    China South City Holdings, Ltd....................  13,892,462    3,401,041
    China Southern Airlines Co., Ltd. Class H.........  20,688,000    7,590,900
    China Starch Holdings, Ltd........................  18,995,000      482,103
   *China Sunshine Paper Holdings Co., Ltd............     689,000       68,372
    China Taifeng Beddings Holdings, Ltd..............     640,000      127,776
    China Tianyi Holdings, Ltd........................     988,000      193,420
   *China Tontine Wines Group, Ltd....................   7,784,000      336,109
    China Travel International Inv HK.................  52,275,631    9,566,098
    China Unicom Hong Kong, Ltd.......................   4,822,000    7,120,683
   #China Unicom Hong Kong, Ltd. ADR..................   7,316,862  107,045,691
   *China Vanadium Titano - Magnetite Mining Co.,
     Ltd..............................................  14,828,000    1,968,503
    China WindPower Group Ltd.........................     830,000       32,074
  #*China Yurun Food Group, Ltd.......................  13,456,000    9,409,269
  #*China ZhengTong Auto Services Holdings, Ltd.......     947,000      464,725
  #*China Zhongwang Holdings, Ltd.....................  20,874,954    5,971,909

                                     1868

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
   *Chongqing Iron & Steel Co., Ltd. Class H............  6,356,000 $   859,357
   #Chongqing Machinery & Electric Co., Ltd. Class H.... 18,992,000   2,176,648
    Chongqing Rural Commercial Bank Class H.............  3,619,000   1,486,518
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................  5,728,000   1,461,271
   #CITIC Pacific, Ltd.................................. 17,055,000  18,567,122
   *CITIC Resources Holdings, Ltd....................... 42,880,000   5,855,490
    Clear Media, Ltd....................................    666,000     493,375
   *Coastal Greenland, Ltd..............................  2,202,000     127,447
  #*Comba Telecom Systems Holdings, Ltd.................  4,323,500   1,547,457
   *Comtec Solar Systems Group, Ltd.....................  6,346,000   1,797,100
    Cosco International Holdings, Ltd................... 10,104,000   3,904,974
    COSCO Pacific, Ltd.................................. 21,402,180  29,982,891
    Country Garden Holdings Co., Ltd....................  3,003,203   1,697,308
   #CPMC Holdings, Ltd..................................    129,000      83,959
    CSPC Pharmaceutical Group, Ltd...................... 11,576,000   6,084,242
   *DaChan Food Asia, Ltd...............................  3,535,000     460,372
    Dalian Port PDA Co., Ltd. Class H................... 14,226,000   2,842,755
    DaMing International Holdings, Ltd..................     32,000       4,162
    Dawnrays Pharmaceutical Holdings, Ltd...............     92,000      31,417
   #Dongyue Group.......................................    763,000     294,805
  #*Dynasty Fine Wines Group, Ltd.......................  9,228,600   1,713,495
    Embry Holdings, Ltd.................................    544,000     311,267
    EVA Precision Industrial Holdings, Ltd..............  1,268,000     186,224
  #*Evergrande Real Estate Group, Ltd................... 27,726,000  11,033,197
    Evergreen International Holdings, Ltd...............  1,628,000     356,615
    Fantasia Holdings Group Co., Ltd.................... 10,268,515   1,704,075
   #Fosun International, Ltd............................ 14,695,744  11,132,693
   #Franshion Properties China, Ltd..................... 44,364,580  14,124,984
   *Fufeng Group, Ltd...................................  2,658,000   1,071,780
   *GCL-Poly Energy Holdings, Ltd.......................  4,741,000   1,202,109
   *Global Bio-Chem Technology Group Co., Ltd........... 35,702,360   3,034,940
   *Global Sweeteners Holdings, Ltd..................... 10,400,350     635,918
  #*Glorious Property Holdings, Ltd..................... 41,022,000   5,922,219
   *Goldbond Group Holdings, Ltd........................  1,830,000      66,310
    Golden Meditech Holdings, Ltd....................... 11,909,359   1,457,762
   #Goldlion Holdings, Ltd..............................  1,298,000     652,490
   *GOME Electrical Appliances Holding, Ltd............. 51,618,000   5,185,574
   *Great Wall Technology Co., Ltd. Class H.............  7,550,035   1,469,808
   #Greentown China Holdings, Ltd.......................  7,954,591  15,855,938
   #Guangshen Railway Co., Ltd. Class H.................    888,000     393,537
   #Guangshen Railway Co., Ltd. Sponsored ADR...........    426,392   9,406,207
   #Guangzhou Automobile Group Co., Ltd. Class H........ 27,145,572  26,336,203
    Guangzhou R&F Properties Co., Ltd................... 11,351,914  17,582,093
    Hainan Meilan International Airport Co., Ltd.
      Class H...........................................  1,989,000   1,860,599
   *Hanergy Solar Group, Ltd............................ 42,162,000   3,475,843
    Harbin Electric Co., Ltd. Class H................... 10,673,474   6,570,455
   *Heng Tai Consumables Group, Ltd..................... 74,825,195   1,475,510
  #*Hidili Industry International Development, Ltd...... 20,082,000   3,258,120
   #HKC Holdings, Ltd................................... 40,848,878   1,289,803
   *Hopson Development Holdings, Ltd.................... 11,228,000  13,076,180
    Hua Han Bio-Pharmaceutical Holdings, Ltd............ 16,274,525   4,318,841
   *Huscoke Resources Holdings, Ltd.....................  3,260,000      40,407
    Hutchison Harbour Ring, Ltd.........................  6,830,000     554,603

                                     1869

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
    Industrial & Commercial Bank of China, Ltd. Class
      H................................................ 148,536,996 $97,560,496
    Inspur International, Ltd..........................  33,726,713   1,346,733
   #Jiangxi Copper Co., Ltd. Class H...................     525,000     882,094
    Jingwei Textile Machinery Class H..................      50,000      30,038
   #Ju Teng International Holdings, Ltd................  11,466,249   5,551,064
   *Kai Yuan Holdings, Ltd.............................  64,220,000   1,564,561
   *Kaisa Group Holdings, Ltd..........................  21,380,632   4,819,767
   *Kasen International Holdings, Ltd..................   1,885,000     388,620
    Kingboard Chemical Holdings, Ltd...................   9,260,845  20,309,891
    Kingboard Laminates Holdings, Ltd..................   7,016,500   2,802,259
   *Kingway Brewery Holdings, Ltd......................   2,830,000     996,133
    KWG Property Holding, Ltd..........................  20,557,000  11,782,244
    Lai Fung Holdings, Ltd.............................  53,769,560   1,330,331
    Le Saunda Holdings, Ltd............................      64,000      22,018
    Lee & Man Paper Manufacturing, Ltd.................   9,620,000   6,256,742
    Leoch International Technology, Ltd................   1,278,000     125,138
   *Li Ning Co., Ltd...................................   1,554,500     963,096
    Lianhua Supermarket Holdings Co., Ltd. Class H.....     101,000      47,392
    Lijun International Pharmaceutical Holding, Ltd....   1,904,055     638,005
    Lingbao Gold Co., Ltd. Class H.....................   4,280,000     899,250
    LK Technology Holdings, Ltd........................     112,500      15,809
  #*Lonking Holdings, Ltd..............................   9,166,000   1,852,607
   *Loudong General Nice Resources China Holdings,
     Ltd...............................................  21,592,800   1,419,900
  #*Maanshan Iron & Steel Class H......................  27,282,000   6,498,154
    Maoye International Holdings, Ltd..................   7,455,000   1,238,578
  #*Metallurgical Corp. of China, Ltd. Class H.........  24,393,659   4,304,089
    MIE Holdings Corp..................................     214,000      46,847
    MIN XIN Holdings, Ltd..............................   1,654,000     785,087
   *Mingyuan Medicare Development Co., Ltd.............   5,270,264      95,774
   #Minmetals Land, Ltd................................  20,055,205   2,893,674
    Minth Group, Ltd...................................   3,670,000   6,525,188
  #*MMG, Ltd...........................................   2,048,000     493,117
   *Nan Hai Corp., Ltd.................................  32,700,000     134,918
   #New World China Land, Ltd..........................  25,450,600  10,423,487
    New World Department Store China, Ltd..............     565,000     288,406
   #Nine Dragons Paper Holdings, Ltd...................  19,317,000  12,184,592
    O-Net Communications Group, Ltd....................   3,619,000     699,585
    Overseas Chinese Town Asia Holdings, Ltd...........     164,000      82,663
   *PAX Global Technology, Ltd.........................     135,000      32,385
   #Peak Sport Products Co., Ltd.......................  10,288,000   1,868,640
   *PetroAsian Energy Holdings, Ltd....................  13,966,084     273,599
   #Poly Property Group Co., Ltd.......................  31,419,488  17,045,080
   *Pou Sheng International Holdings, Ltd..............   9,813,529     366,681
   #Powerlong Real Estate Holdings, Ltd................  10,125,000   2,010,126
  #*Prosperity International Holdings HK, Ltd..........  19,500,000     754,042
    Qingling Motors Co., Ltd. Class H..................  12,058,000   2,858,340
    Qunxing Paper Holdings Co., Ltd....................   5,020,071   1,307,428
   *Real Gold Mining, Ltd..............................   3,137,500     566,365
   #Real Nutriceutical Group, Ltd......................  11,046,000   2,973,735
    Regent Manner International Holdings, Ltd..........     738,000     124,649
  #*Renhe Commercial Holdings Co., Ltd.................  45,780,000   2,714,907
   #REXLot Holdings, Ltd...............................  95,781,150   6,171,065
    Royale Furniture Holdings, Ltd.....................   5,497,007     258,439

                                     1870

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
    Samson Holding, Ltd................................   7,831,452 $ 1,260,964
    Sany Heavy Equipment International Holdings Co.,
      Ltd..............................................     385,000     113,082
   *Semiconductor Manufacturing International Corp..... 173,313,000  12,765,509
   *Semiconductor Manufacturing International Corp.
     ADR...............................................   1,331,701   4,874,026
   #Shandong Chenming Paper Holdings, Ltd. Class H.....   4,180,318   1,601,049
    Shanghai Industrial Holdings, Ltd..................   8,464,918  26,273,802
  #*Shanghai Industrial Urban Development Group, Ltd...  16,136,000   3,305,319
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H................................  17,400,000   2,804,190
    Shanghai Prime Machinery Co., Ltd. Class H.........   8,790,000     974,122
   *Shanghai Zendai Property, Ltd......................  19,155,000     347,991
    Shengli Oil & Gas Pipe Holdings, Ltd...............   9,946,500     506,009
    Shenzhen International Holdings, Ltd............... 114,256,069  14,572,304
   #Shenzhen Investment, Ltd...........................  40,044,234  14,746,533
    Shimao Property Holdings, Ltd......................  22,765,535  47,837,324
   *Shougang Concord Century Holdings, Ltd.............     802,299      26,871
  #*Shougang Concord International Enterprises Co.,
     Ltd...............................................  83,508,208   3,872,608
   #Shougang Fushan Resources Group, Ltd...............  43,564,594  14,259,271
   #Shui On Land, Ltd..................................  58,000,803  17,351,563
   *Sijia Group Co.....................................   1,152,649     203,611
    Silver Grant International.........................  20,310,804   2,831,207
   *SIM Technology Group, Ltd..........................  16,989,000     776,365
   *Sino Dragon New Energy Holdings, Ltd...............   1,128,000      15,540
   *Sino Oil And Gas Holdings, Ltd.....................  97,680,000   2,743,166
    Sino-Ocean Land Holdings, Ltd......................  43,523,524  22,297,972
   #Sinofert Holdings, Ltd.............................  33,002,000   5,142,514
   *Sinolink Worldwide Holdings, Ltd...................  16,942,508   1,527,655
    Sinopec Kantons Holdings, Ltd......................   9,629,010   8,770,426
   #Sinotrans Shipping, Ltd............................  17,281,416   4,118,564
    Sinotrans, Ltd. Class H............................  24,472,000   4,601,084
   #Sinotruk Hong Kong, Ltd............................   9,113,335   4,508,947
    SITC International Holdings Co., Ltd...............      52,000      16,747
    Skyworth Digital Holdings, Ltd.....................  30,901,796  15,755,429
   *SMI Corp., Ltd.....................................  11,728,000     249,830
   #SOHO China, Ltd....................................  29,586,388  24,107,726
   *Solargiga Energy Holdings, Ltd.....................  10,560,486     537,360
    Sparkle Roll Group, Ltd............................     472,000      28,552
   *SPG Land Holdings, Ltd.............................   3,730,575   3,459,249
  #*SRE Group, Ltd.....................................  41,222,285   1,353,980
    TCC International Holdings, Ltd....................  14,035,056   3,415,964
    TCL Communication Technology Holdings, Ltd.........   1,587,392     631,571
    TCL Multimedia Technology Holdings, Ltd............   7,602,200   4,299,326
    Texhong Textile Group, Ltd.........................   1,256,000   2,075,137
    Tian An China Investment...........................   7,019,000   5,244,427
    Tian Shan Development Holdings, Ltd................     806,000     241,129
   #Tiangong International Co., Ltd....................  15,623,944   4,186,156
    Tianjin Port Development Holdings, Ltd.............  13,033,657   1,712,705
   #Tianneng Power International, Ltd..................   2,922,280   1,442,394
   #Tomson Group, Ltd..................................   2,979,206     806,299
   #TPV Technology, Ltd................................  10,594,496   2,090,638
    Travelsky Technology, Ltd. Class H.................  16,817,500  13,132,400
   *Trony Solar Holdings Co., Ltd......................   8,775,000     712,808
    Truly International Holdings.......................  16,069,500   7,232,875
  #*VODone, Ltd........................................  48,540,000   4,002,266

                                     1871

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
    Wasion Group Holdings, Ltd.......................  5,697,291 $    3,718,786
    Weiqiao Textile Co. Class H......................  7,549,500      4,522,694
   #West China Cement, Ltd........................... 27,792,000      3,901,007
   #Winsway Coking Coal Holdings, Ltd................  1,688,000         94,546
    Xiamen International Port Co., Ltd. Class H...... 15,252,000      1,926,640
    Xiangyu Dredging Holdings, Ltd...................    124,000         32,916
    Xingda International Holdings, Ltd............... 10,726,000      5,114,451
   #Xinhua Winshare Publishing and Media Co., Ltd.
     Class H.........................................  4,837,000      2,419,073
   #Xinjiang Goldwind Science & Technology Co.,
     Ltd. Class H....................................  1,354,800        758,820
  #*Xinjiang Xinxin Mining Industry Co., Ltd. Class
     H............................................... 10,075,000      1,427,020
    Xiwang Sugar Holdings Co., Ltd................... 11,548,736      1,026,119
   #XTEP International Holdings......................  2,745,500      1,245,021
  #*Yanchang Petroleum International, Ltd............ 46,530,000      2,188,151
    Yantai North Andre Juice Co. Class H.............    236,500         60,972
   #Yanzhou Coal Mining Co., Ltd. Class H............  3,472,000      2,385,637
    Yip's Chemical Holdings, Ltd.....................    438,000        391,738
    Youyuan International Holdings, Ltd..............    148,229         45,838
    Yuanda China Holdings, Ltd.......................    168,000         10,711
    Yuexiu Property Co., Ltd......................... 75,308,170     18,917,473
   #Yuzhou Properties Co.............................  1,385,960        303,563
   #Zhejiang Glass Co., Ltd. Class H.................    437,000             --
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H........................................    170,000         97,489
   *Zhong An Real Estate, Ltd........................  4,868,800      1,135,250
   #Zoomlion Heavy Industry Science and Technology
     Co., Ltd........................................    318,200        227,417
                                                                 --------------
TOTAL CHINA                                                       2,626,156,152
                                                                 --------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA...............................     13,287        218,370
    Cementos Argos SA................................    364,811      1,665,452
   *Fabricato SA..................................... 18,582,617        112,785
    Grupo de Inversiones Suramericana SA.............    505,557      9,973,728
    Grupo Nutresa SA.................................    216,375      2,912,027
                                                                 --------------
TOTAL COLOMBIA                                                       14,882,362
                                                                 --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..........................................     61,477      1,459,387
    Komercni Banka A.S...............................     12,216      2,374,024
    Pegas Nonwovens SA...............................    142,971      4,321,008
    Telefonica Czech Republic A.S....................    682,538     10,203,397
   *Unipetrol A.S....................................  1,424,029     12,558,689
                                                                 --------------
TOTAL CZECH REPUBLIC                                                 30,916,505
                                                                 --------------
HONG KONG -- (0.0%)
   *FU JI Food and Catering Services Holdings, Ltd...    127,500         38,469
                                                                 --------------
HUNGARY -- (0.5%)
   *Danubius Hotel and SpA P.L.C.....................    135,631      2,444,475
    EGIS Pharmaceuticals P.L.C.......................     61,293      5,682,804
   *FHB Mortgage Bank P.L.C..........................      2,790          4,173
   *Fotex Holding SE.................................    451,256        460,705
    MOL Hungarian Oil and Gas P.L.C..................     83,141      6,245,300
    OTP Bank P.L.C...................................  3,830,223     77,088,484

                                     1872

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
HUNGARY -- (Continued)
   *PannErgy...........................................    119,850 $   160,212
  #*Tisza Chemical Group P.L.C.........................    235,486   2,386,361
                                                                   -----------
TOTAL HUNGARY..........................................             94,472,514
                                                                   -----------
INDIA -- (5.7%)
    Aban Offshore, Ltd.................................    238,529   1,039,491
   *ABG Shipyard, Ltd..................................    260,686   1,170,452
    Adani Enterprises, Ltd.............................  2,427,091   7,037,313
   *Adani Power, Ltd...................................    635,365     365,331
    Aditya Birla Nuvo, Ltd.............................    560,656  10,772,758
    Ajmera Realty & Infra India, Ltd...................      7,721       8,901
    Akzo Nobel India, Ltd..............................     38,990     639,125
    Alembic Pharmaceuticals, Ltd.......................    418,276   1,062,779
   *Alembic, Ltd.......................................      7,518       2,336
    Allahabad Bank.....................................  1,927,170   2,288,386
    Alok Industries, Ltd...............................  9,592,265   1,076,854
    Amara Raja Batteries, Ltd..........................     14,826      58,470
    Amtek Auto, Ltd....................................  1,195,883   1,237,870
    Amtek India, Ltd...................................    287,953     242,196
    Anant Raj, Ltd.....................................  2,120,058   1,736,639
    Andhra Bank........................................  2,328,172   2,462,293
   *Ansal Properties & Infrastructure, Ltd.............     19,611       4,793
    Apollo Hospitals Enterprise, Ltd...................     82,046   1,267,596
    Apollo Tyres, Ltd..................................  1,998,508   2,210,003
    Arvind, Ltd........................................  3,411,825   4,429,513
    Ashok Leyland, Ltd................................. 20,753,394   4,567,738
    Asian Hotels East, Ltd.............................      1,050       2,551
    Atul, Ltd..........................................     11,624      59,138
    Aurobindo Pharma, Ltd..............................    945,396   2,635,349
    Bajaj Finance, Ltd.................................     95,610   1,800,158
    Bajaj Finserv, Ltd.................................     15,476     150,026
    Bajaj Hindusthan, Ltd..............................  4,307,376     950,452
    Bajaj Holdings and Investment, Ltd.................    370,749   5,005,616
    Ballarpur Industries, Ltd..........................  4,060,891     702,353
    Balmer Lawrie & Co., Ltd...........................    120,671     661,664
    Balrampur Chini Mills, Ltd.........................  2,524,982   1,494,381
    Bank of Baroda.....................................  1,016,472   9,420,318
    Bank of India......................................  1,973,889   6,010,840
    Bank Of Maharashtra................................  1,498,465   1,085,143
    BEML, Ltd..........................................    190,772     454,805
    BGR Energy Systems, Ltd............................    218,255     303,627
    Bharat Electronics, Ltd............................      8,816     160,488
    Bharat Heavy Electricals, Ltd......................    573,710   1,501,172
    Bhushan Steel, Ltd.................................  1,117,661   8,501,209
    Birla Corp., Ltd...................................    133,010     478,994
    Bombay Burmah Trading Co...........................      1,746       2,753
    Bombay Dyeing & Manufacturing Co., Ltd.............    998,141     778,268
   *Bombay Rayon Fashions, Ltd.........................     36,303     123,199
    Brigade Enterprises, Ltd...........................     15,894      13,120
    Cairn India, Ltd...................................  6,171,074  29,995,361
    Canara Bank........................................  1,645,646   7,355,546
    Capital First, Ltd.................................    273,553     584,466
    Central Bank Of India..............................  3,187,732   2,930,292

                                     1873

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    Century Textiles & Industries, Ltd..................   377,379 $ 1,363,786
    Chambal Fertilizers & Chemicals, Ltd................ 1,636,489     946,363
    City Union Bank, Ltd................................ 1,450,289   1,125,154
    Claris Lifesciences, Ltd............................    89,302     250,185
    Coromandel International, Ltd.......................    32,332      89,480
    Corp. Bank..........................................   374,155   1,768,192
    Cox & Kings, Ltd....................................   100,113     163,441
   *Cranes Software International, Ltd..................   114,443       3,208
    Crompton Greaves, Ltd...............................   196,049     271,750
    Dalmia Bharat, Ltd..................................   159,852     274,660
   *DB Realty, Ltd...................................... 1,411,321   1,246,760
    DCM Shriram Consolidated............................   216,498     195,796
    Deepak Fertilisers & Petrochemicals Corp., Ltd......   424,886     591,434
    Dena Bank...........................................   939,377     826,664
   *Development Credit Bank, Ltd........................ 2,795,239   2,117,443
    Dewan Housing Finance Corp., Ltd....................   115,020     243,960
    DLF, Ltd............................................ 7,792,421  19,252,058
   *Dredging Corp. Of India, Ltd........................    65,552     179,042
    Edelweiss Financial Services, Ltd................... 1,091,035     532,417
    Educomp Solutions, Ltd..............................   861,737     354,932
    Eicher Motors, Ltd..................................    24,922   1,432,649
    EID Parry India, Ltd................................   831,209   1,685,302
    EIH, Ltd............................................   877,249     690,459
    Elder Pharmaceuticals, Ltd..........................   136,186     688,944
    Electrosteel Castings, Ltd..........................   834,925     140,888
   *Electrosteel Steels, Ltd............................    97,429       4,549
    Era Infra Engineering, Ltd.......................... 1,047,242   2,574,680
    Eros International Media, Ltd.......................    28,242      57,827
    Escorts, Ltd........................................ 1,317,465   1,667,697
    Ess Dee Aluminium, Ltd..............................    42,453     338,008
   *Essar Oil, Ltd...................................... 1,456,017   1,232,874
    Essar Ports, Ltd....................................   682,273     774,840
   *Essar Shipping, Ltd.................................   252,437      70,140
    Essel Propack, Ltd..................................   750,981     476,725
    Federal Bank, Ltd................................... 1,818,914  10,430,854
   *Federal-Mogul Goetze India, Ltd.....................     3,731      12,481
    Finolex Cables, Ltd.................................   562,944     505,672
    Finolex Industries, Ltd.............................   695,629   1,418,241
   *Fortis Healthcare, Ltd.............................. 1,308,422   2,099,174
    Future Lifestyle Fashions, Ltd......................     4,709       3,415
   *Future Ventures India, Ltd..........................   145,968      16,211
    GAIL India, Ltd.....................................   581,916   2,890,519
    Gammon India, Ltd...................................   391,951      80,102
    Gateway Distriparks, Ltd............................   231,605     410,558
    Geodesic, Ltd.......................................    34,413       2,152
    Gitanjali Gems, Ltd.................................   874,501   1,039,499
    Graphite India, Ltd.................................   586,551     597,744
    Grasim Industries, Ltd..............................    15,142     660,171
    Great Eastern Shipping Co., Ltd. (The).............. 1,018,431   3,686,326
   *GTL Infrastructure, Ltd............................. 2,447,461      76,629
    Gujarat Alkalies & Chemicals, Ltd...................   449,629   1,207,879
    Gujarat Fluorochemicals, Ltd........................   254,828   1,069,344
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd...............................................   729,530     881,700

                                     1874

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Gujarat NRE Coke, Ltd..............................  3,594,902 $    837,496
    Gujarat State Fertilisers & Chemicals, Ltd.........  2,186,080    1,944,374
    Gujarat State Petronet, Ltd........................  1,477,934    1,211,636
    Gulf Oil Corp., Ltd................................    239,031      292,536
    HBL Power Systems, Ltd.............................    238,276       25,418
   *HCL Infosystems, Ltd...............................  1,297,616      634,305
    HEG, Ltd...........................................    140,383      357,768
   *HeidelbergCement India, Ltd........................    714,316      402,933
   *Hexa Tradex, Ltd...................................    278,757       60,003
    Hindalco Industries, Ltd........................... 18,634,470   27,590,821
    Hinduja Global Solutions, Ltd......................     63,466      290,323
    Hinduja Ventures, Ltd..............................     67,133      375,082
   *Hindustan Construction Co., Ltd....................  6,741,542      885,818
   *Hotel Leela Venture, Ltd...........................  1,587,388      443,981
   *Housing Development & Infrastructure, Ltd..........  4,919,930    2,721,364
    HSIL, Ltd..........................................    187,119      238,583
    ICICI Bank, Ltd....................................    590,476    8,807,852
    ICICI Bank, Ltd. Sponsored ADR.....................  3,394,535  111,272,857
    IDBI Bank, Ltd.....................................  3,696,504    3,926,671
   *Idea Cellular, Ltd.................................  2,462,332    6,903,019
    IDFC, Ltd..........................................  6,072,777   10,851,338
    IFCI, Ltd..........................................  6,602,323    2,391,517
    IL&FS Transportation Networks, Ltd.................     11,106       21,880
    India Cements, Ltd.................................  3,610,292    3,079,762
    India Infoline, Ltd................................  2,848,913    2,383,868
   *Indiabulls Housing Finance, Ltd....................  1,795,884    8,027,650
   *Indiabulls Infrastructure and Power, Ltd........... 10,676,958      477,771
    Indiabulls Real Estate, Ltd........................  2,937,281    3,089,713
    Indian Bank........................................  1,269,647    1,689,762
    Indian Hotels Co., Ltd.............................  4,546,408    3,286,531
    Indian Overseas Bank...............................  2,980,762    2,067,110
    Indo Rama Synthetics India.........................     38,452        8,774
    IndusInd Bank, Ltd.................................     28,094      176,360
    Infotech Enterprises, Ltd..........................     26,080       77,205
    ING Vysya Bank, Ltd................................    265,599    2,254,894
    Ingersoll-Rand India, Ltd..........................     30,001      168,241
   *IVRCL, Ltd.........................................  4,343,822      831,797
    Jai Corp., Ltd.....................................    971,844      661,634
    Jain Irrigation Systems, Ltd.......................  1,272,503    1,048,554
    Jaiprakash Associates, Ltd......................... 19,966,926   11,889,800
    Jammu & Kashmir Bank, Ltd..........................    293,430    5,384,288
    Jaypee Infratech, Ltd..............................    974,809      283,824
    JB Chemicals & Pharmaceuticals, Ltd................    373,888      488,177
    JBF Industries, Ltd................................    182,383      263,783
   *Jet Airways India, Ltd.............................    113,716      661,948
    Jindal Poly Films, Ltd.............................    213,703      395,533
   *Jindal Poly Investments and Finance Co., Ltd.......     53,426        4,569
    Jindal Saw, Ltd....................................  2,076,447    1,466,329
   *Jindal South West Holdings, Ltd....................        364        1,715
   *Jindal Stainless, Ltd..............................    822,471      602,246
    Jindal Steel & Power, Ltd..........................  1,145,412    3,742,871
    JK Cement, Ltd.....................................    132,566      392,705
    JK Lakshmi Cement, Ltd.............................    412,986      415,461

                                     1875

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    JM Financial, Ltd................................... 4,506,097 $ 1,479,976
    JSW Energy, Ltd..................................... 5,284,977   3,627,157
    JSW Steel, Ltd...................................... 1,562,670  14,733,957
    Jubilant Life Sciences, Ltd.........................   573,610     859,589
    Jyothy Laboratories, Ltd............................       764       2,064
    Kakinada Fertilizers, Ltd........................... 2,082,494     383,928
    Kalpataru Power Transmission, Ltd...................   220,665     226,071
   *Kalyani Investment Co., Ltd.........................       849       3,830
    Karnataka Bank, Ltd................................. 2,195,065   2,885,468
    Karur Vysya Bank, Ltd...............................   281,294   1,779,360
    KEC International, Ltd..............................   433,719     198,766
    Kesoram Industries, Ltd.............................   449,716     416,986
   *Kingfisher Airlines, Ltd............................    88,407       5,906
    Kirloskar Brothers, Ltd.............................     2,141       5,290
    Kirloskar Oil Engines, Ltd..........................   318,856     821,156
    KSB Pumps, Ltd......................................     7,582      25,349
   *KSK Energy Ventures, Ltd............................    21,840      20,826
    Lakshmi Vilas Bank, Ltd.............................   457,710     492,826
    Madras Cements, Ltd.................................   348,305     919,215
   *Mahanagar Telephone Nigam........................... 2,549,297     587,869
  #*Mahanagar Telephone Nigam ADR.......................   100,249      44,110
    Maharashtra Seamless, Ltd...........................   194,873     628,464
    Mahindra Lifespace Developers, Ltd..................   143,080   1,042,990
    Man Infraconstruction, Ltd..........................     1,968       3,928
   *Manaksia, Ltd.......................................    58,953      47,482
    McLeod Russel India, Ltd............................   518,734   2,448,565
   *Mercator, Ltd....................................... 2,005,778     328,222
    Merck, Ltd..........................................    22,680     209,176
    MOIL, Ltd...........................................     4,675      14,498
    Monnet Ispat & Energy, Ltd..........................   183,497     323,031
    Motilal Oswal Financial Services, Ltd...............     4,955       6,408
    Mphasis, Ltd........................................    37,279     246,398
    MRF, Ltd............................................    13,063   2,859,783
   *Nagarjuna Oil Refinery, Ltd......................... 1,423,716      70,560
    Nahar Capital and Financial Services, Ltd...........     8,332       4,870
    National Aluminium Co., Ltd......................... 1,594,012     714,200
    Nava Bharat Ventures, Ltd...........................    27,806      82,353
    NCC, Ltd............................................ 3,293,955   1,261,481
    NIIT Technologies, Ltd..............................   435,036   1,718,497
    NIIT, Ltd........................................... 1,179,283     298,872
    Noida Toll Bridge Co., Ltd..........................   336,090     121,715
    OCL India, Ltd......................................    61,362     127,328
   *OMAXE, Ltd..........................................   801,285   1,830,370
    Opto Circuits India, Ltd............................   227,969      90,649
    Orchid Chemicals & Pharmaceuticals, Ltd.............   609,939     376,906
    Orient Cement Ltd...................................   567,622     308,059
    Orient Paper & Industries, Ltd......................   261,427      23,664
    Oriental Bank of Commerce........................... 1,002,858   2,578,134
   *Oswal Chemicals & Fertilizers.......................   441,732      98,174
   *Panacea Biotec, Ltd.................................    23,946      38,282
   *Parsvnath Developers, Ltd........................... 1,662,316     769,156
    Peninsula Land, Ltd.................................   350,903     191,884
    Petronet LNG, Ltd...................................   530,905   1,017,186

                                     1876

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Piramal Enterprises, Ltd...........................    748,535 $  6,769,746
   *Plethico Pharmaceuticals, Ltd......................    213,627      312,788
    Polaris Financial Technology, Ltd..................    667,939    1,096,792
    Polyplex Corp., Ltd................................     22,174       44,474
    Power Finance Corp., Ltd...........................     16,793       29,947
   *Prime Focus, Ltd...................................     11,527        5,678
    Prism Cement, Ltd..................................    389,471      165,649
   *PTC India Financial Services, Ltd..................    450,875       87,690
    PTC India, Ltd.....................................  3,464,829    2,545,189
    Punj Lloyd, Ltd....................................  3,569,939    1,562,154
    Punjab & Sind Bank.................................    116,252       91,203
    Rain Commodities, Ltd..............................  1,429,773      820,613
    Rajesh Exports, Ltd................................    287,502      470,909
    Raymond, Ltd.......................................    362,437    1,109,953
    REI Agro, Ltd......................................  5,093,234      853,508
   *REI Six Ten Retail, Ltd............................    146,732        1,323
    Reliance Capital, Ltd..............................  1,987,403   11,174,189
    Reliance Communications, Ltd.......................  9,070,270   21,047,332
    Reliance Industries, Ltd........................... 20,739,708  298,339,131
    Reliance Industries, Ltd. GDR......................    107,000    3,060,162
   *Reliance Power, Ltd................................ 10,573,912   12,703,912
    Rolta India, Ltd...................................  1,789,672    1,659,877
    Ruchi Soya Industries, Ltd.........................  1,735,191    1,516,254
    Rural Electrification Corp., Ltd...................  2,768,400    7,232,214
   *S Kumars Nationwide, Ltd...........................  1,848,558       97,489
    Sadbhav Engineering, Ltd...........................      5,084        5,872
    Sesa Goa, Ltd......................................  5,935,582   12,585,890
   *Shipping Corp. of India, Ltd.......................  2,189,697    1,059,434
    Shiv-Vani Oil & Gas Exploration Services, Ltd......     15,300        4,236
   *Shree Renuka Sugars, Ltd...........................  7,048,981    1,987,891
    Simplex Infrastructures, Ltd.......................      2,212        2,223
    Sintex Industries, Ltd.............................  3,365,829    1,460,524
    Sobha Developers, Ltd..............................    489,167    2,321,071
    South Indian Bank, Ltd.............................  9,724,062    3,676,082
    SREI Infrastructure Finance, Ltd...................  1,470,670      475,801
    SRF, Ltd...........................................    290,002      642,509
    State Bank of Bikaner & Jaipur.....................     32,697      191,157
    State Bank of India................................  2,491,089   69,908,704
    State Bank of India GDR............................      5,732      322,131
    Steel Authority of India, Ltd...................... 10,363,948    7,119,365
   *Sterling Biotech, Ltd..............................    707,453       57,973
    Sterlite Industries India, Ltd.....................  5,746,256    7,162,201
    Sterlite Industries India, Ltd. ADR................  2,573,639   12,945,404
    Sterlite Technologies, Ltd.........................  1,812,956      559,102
    Styrolution ABS India, Ltd.........................     28,114      168,566
    Sundaram Finance, Ltd..............................      6,602       56,162
    Sundram Fasteners, Ltd.............................     55,097       30,621
   *Suzlon Energy, Ltd................................. 17,522,279    2,018,864
    Syndicate Bank.....................................  2,588,684    3,733,134
    Tamil Nadu Newsprint & Papers, Ltd.................     58,711       87,604
    Tata Chemicals, Ltd................................  1,182,971    5,023,491
    Tata Communications, Ltd...........................    702,312    1,707,279
    Tata Global Beverages, Ltd.........................  4,929,114   12,967,785

                                     1877

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES        VALUE++
                                                   ------------- --------------
INDIA -- (Continued)
    Tata Investment Corp., Ltd....................        27,375 $      163,244
    Tata Steel, Ltd...............................     8,399,461     29,976,931
    Techno Electric & Engineering Co., Ltd........         4,575          6,339
   *Teledata Marine Solutions, Ltd................       267,258          1,319
    Time Technoplast, Ltd.........................       498,379        304,184
    Titagarh Wagons, Ltd..........................        82,334        101,603
    Transport Corp. of India, Ltd.................        12,401         10,376
    Trent, Ltd....................................        18,226        298,166
    Triveni Turbine, Ltd..........................       230,208        179,754
    Tube Investments of India, Ltd................       503,633      1,152,439
   *Tulip Telecom, Ltd............................       621,866         75,418
   *TV18 Broadcast, Ltd...........................     3,727,339      1,080,171
    UCO Bank......................................     3,385,703      3,367,370
    Uflex, Ltd....................................       451,319        384,613
    Unichem Laboratories, Ltd.....................       186,357        508,411
    Union Bank of India...........................     1,159,491      2,530,688
   *Unitech, Ltd..................................    31,203,354      8,534,298
    United Bank of India..........................       108,308         63,130
    United Phosphorus, Ltd........................     3,723,888      7,798,736
    Usha Martin, Ltd..............................     1,811,897        687,868
   *Uttam Galva Steels, Ltd.......................        14,790         11,035
   *Vardhman Special Steels, Ltd..................         6,934          1,564
    Vardhman Textiles, Ltd........................       110,493        516,030
    Videocon Industries, Ltd......................     1,133,545      3,167,520
    Vijaya Bank...................................     2,405,050      1,590,046
    Voltamp Transformers, Ltd.....................           724          4,482
    Welspun Corp., Ltd............................     1,848,725      1,098,299
   *Wockhardt, Ltd................................         7,920         60,959
    Zensar Technologies, Ltd......................        19,011         68,964
    Zuari Agro Chemicals, Ltd.....................       128,304        171,170
    Zuari Global, Ltd.............................        80,080         58,452
                                                                 --------------
TOTAL INDIA.......................................                1,069,827,369
                                                                 --------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT...........................   109,636,500      7,453,723
    Adhi Karya Persero Tbk PT.....................     9,143,117      2,734,592
   *Agis Tbk PT...................................    57,627,500      2,129,039
    Agung Podomoro Land Tbk PT....................    44,606,000      1,431,878
    Aneka Tambang Persero Tbk PT..................    71,793,000      8,100,760
    Asahimas Flat Glass Tbk PT....................     5,277,000      4,054,914
    Astra Graphia Tbk PT..........................     3,635,000        470,135
   *Bakrie and Brothers Tbk PT.................... 1,056,525,750      5,139,994
    Bakrie Sumatera Plantations Tbk PT............   182,168,500        921,855
   *Bakrie Telecom Tbk PT.........................   260,426,500      1,267,350
   *Bakrieland Development Tbk PT.................   623,458,520      3,028,938
    Bank Bukopin Tbk PT...........................    61,873,833      3,967,598
    Bank Danamon Indonesia Tbk PT.................    34,396,054     17,396,123
    Bank Mandiri Persero Tbk PT...................    63,214,431     54,712,747
    Bank Negara Indonesia Persero Tbk PT..........   118,251,941     49,110,864
   *Bank Pan Indonesia Tbk PT.....................   150,362,201      9,212,815
    Bank Pembangunan Daerah Jawa Barat Dan
      Banten Tbk PT...............................    14,860,000      1,532,668
   *Bank Permata Tbk PT...........................       381,272         60,194
    Bank Tabungan Negara Persero Tbk PT...........    57,911,527      5,870,182

                                     1878

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
   *Barito Pacific Tbk PT..............................  15,599,000 $   644,245
   *Benakat Petroleum Energy Tbk PT....................  62,251,000     763,140
    Berau Coal Energy Tbk PT...........................  31,521,000     477,648
   *Berlian Laju Tanker Tbk PT......................... 128,161,466          --
    Bhakti Investama Tbk PT............................ 286,072,700  12,213,753
    Bisi International PT..............................  12,634,000     762,114
   *Borneo Lumbung Energi & Metal Tbk PT...............  13,481,500     387,407
   *Budi Acid Jaya Tbk PT..............................  15,362,000     143,408
   *Bumi Resources Minerals Tbk PT.....................     541,000      11,536
    Bumi Resources Tbk PT.............................. 238,608,500  11,821,919
    Bumi Serpong Damai PT..............................  13,195,000   2,023,346
    BW Plantation Tbk PT...............................   4,194,000     297,888
   *Central Proteinaprima Tbk PT....................... 178,071,500     866,317
    Charoen Pokphand Indonesia Tbk PT..................  51,749,330  21,633,567
    Ciputra Development Tbk PT......................... 115,725,500  12,952,863
    Ciputra Property Tbk PT............................  12,975,500   1,159,654
    Ciputra Surya Tbk PT...............................  16,634,000   4,320,807
    Clipan Finance Indonesia Tbk PT....................   2,995,500     114,424
   *Darma Henwa Tbk PT................................. 246,575,442   1,199,589
   *Davomas Abadi Tbk PT............................... 138,239,500          --
   *Delta Dunia Makmur Tbk PT..........................  25,728,000     290,120
    Elnusa Tbk PT......................................  27,207,500     687,624
   *Energi Mega Persada Tbk PT......................... 584,864,378   5,965,457
    Ever Shine Textile Tbk PT..........................  19,342,215     317,116
   *Exploitasi Energi Indonesia Tbk PT.................     858,500      22,554
    Gajah Tunggal Tbk PT...............................  25,448,500   6,492,736
   *Garuda Indonesia Persero Tbk PT....................  17,105,000     831,827
    Global Mediacom Tbk PT.............................  96,388,000  21,534,631
    Gozco Plantations Tbk PT...........................  30,615,400     362,681
    Great River International Tbk PT...................   1,788,000          --
    Gudang Garam Tbk PT................................   2,837,000  11,673,210
    Harum Energy Tbk PT................................   1,085,500     274,535
    Hexindo Adiperkasa Tbk PT..........................   1,143,844     556,213
    Holcim Indonesia Tbk PT............................  16,224,000   4,141,008
   *Indah Kiat Pulp & Paper Corp. Tbk PT...............  32,693,500   3,307,766
    Indika Energy Tbk PT...............................  31,925,000   1,924,094
    Indo-Rama Synthetics Tbk PT........................      41,500       5,030
    Indofood Sukses Makmur Tbk PT......................  62,542,000  39,474,362
    Intiland Development Tbk PT........................  39,486,500   1,534,588
    Japfa Comfeed Indonesia Tbk PT.....................  27,068,750   3,209,911
    Jaya Real Property Tbk PT..........................  25,521,000  12,294,981
    Kawasan Industri Jababeka Tbk PT................... 303,309,210   8,538,443
    Krakatau Steel Persero Tbk PT......................   2,260,500     106,759
   *Lippo Cikarang Tbk PT..............................     856,000     523,806
    Lippo Karawaci Tbk PT.............................. 342,058,249  42,548,360
    Matahari Putra Prima Tbk PT........................  36,305,900   8,562,932
    Mayora Indah Tbk PT................................   6,899,072  21,456,274
    Medco Energi Internasional Tbk PT..................  26,914,500   4,687,235
   *Mitra International Resources Tbk PT...............  26,714,160     153,145
   *Modernland Realty Tbk PT...........................   3,277,000     261,438
    Multipolar Corp. Tbk PT............................  52,487,500   2,705,914
   *Nusantara Infrastructure Tbk PT....................   1,708,500      39,060
    Pabrik Kertas Tjiwi Kimia Tbk PT...................     246,000      45,170

                                     1879

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Pan Brothers Tbk PT...............................      87,500 $      4,513
   *Panasia Indo Resources Tbk PT.....................     403,200       25,304
   *Panin Financial Tbk PT............................ 251,660,000    4,569,328
    Panin Insurance Tbk PT............................  30,949,000    2,106,419
    Pembangunan Perumahan Persero Tbk PT..............   9,326,500    1,286,359
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT..........................................  38,501,384    4,191,885
   *Petrosea Tbk PT...................................   3,762,500      435,148
   *Polychem Indonesia Tbk PT.........................  17,280,000      436,464
    Ramayana Lestari Sentosa Tbk PT...................  23,587,500    3,024,371
    Salim Ivomas Pratama Tbk PT.......................   2,726,500      183,187
    Sampoerna Agro PT.................................  11,532,941    1,756,132
    Samudera Indonesia Tbk PT.........................     133,000       44,970
    Selamat Sempurna Tbk PT...........................  12,756,500    3,040,013
   *Sentul City Tbk PT................................ 299,833,000    7,287,612
    Sinar Mas Agro Resources and Technology Tbk PT....   7,808,900    6,381,427
    Sinar Mas Multiartha Tbk PT.......................       2,000          725
    Summarecon Agung Tbk PT...........................  30,528,714    2,968,748
   *Sunson Textile Manufacturer Tbk PT................   4,096,500       42,450
    Surya Dumai Industri Tbk..........................   5,145,000           --
    Surya Toto Indonesia Tbk PT.......................     464,000      360,150
    Suryainti Permata Tbk PT..........................  17,378,000           --
    Tiga Pilar Sejahtera Food Tbk.....................  30,840,222    3,929,644
    Timah Persero Tbk PT..............................  36,782,400    4,105,960
    Trias Sentosa Tbk PT..............................     336,500       10,342
   *Trimegah Securities Tbk PT........................  27,395,000      202,696
   *Truba Alam Manunggal Engineering PT............... 129,244,500      628,774
    Tunas Baru Lampung Tbk PT.........................  17,379,500      784,815
    Tunas Ridean Tbk PT...............................  42,848,500    3,126,514
    Ultrajaya Milk Industry & Trading Co. Tbk PT......  10,129,000    4,626,295
    Unggul Indah Cahaya Tbk PT........................     371,435       74,088
    United Tractors Tbk PT............................   7,283,000   11,904,455
    Vale Indonesia Tbk PT.............................  41,280,500    7,091,519
    Wijaya Karya Persero Tbk PT.......................   2,648,002      534,587
    XL Axiata Tbk PT..................................   2,201,000      963,273
                                                                   ------------
TOTAL INDONESIA.......................................              531,047,141
                                                                   ------------
ISRAEL -- (0.0%)
    Feuchtwanger Investments, Ltd.....................      10,500           --
    Israel Steel Mills, Ltd...........................      97,000           --
    Knafaim Holdings, Ltd.............................       2,092        5,356
   *Knafaim Holdings, Ltd. (6482527)..................      69,033      163,563
   *Liberty Properties, Ltd...........................       2,533       19,971
    Mivtach Shamir....................................       3,973      122,026
                                                                   ------------
TOTAL ISRAEL..........................................                  310,916
                                                                   ------------
MALAYSIA -- (3.7%)
    Adventa Bhd.......................................      62,000       14,240
    Affin Holdings Bhd................................   9,734,200   12,680,404
    AirAsia BHD.......................................  17,060,600   16,593,953
   *Alam Maritim Resources Bhd........................   5,197,300    2,366,960
    Alliance Financial Group Bhd......................  16,295,200   26,906,535
    AMMB Holdings Bhd.................................  23,929,662   57,770,313

                                     1880

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Ann Joo Resources Bhd...............................  2,973,600 $ 1,191,193
    APM Automotive Holdings Bhd.........................  1,263,500   2,095,671
    Asas Dunia BHD......................................    252,800     132,620
    Batu Kawan BHD......................................  2,078,750  11,721,814
    Berjaya Assets BHD..................................    171,900      46,012
    Berjaya Corp. Bhd................................... 38,248,880   6,830,868
    Berjaya Land Bhd.................................... 13,220,000   3,705,867
    BIMB Holdings Bhd...................................  4,700,400   5,819,014
    BLD Plantation Bhd..................................      6,600      17,589
   *Boustead Heavy Industries Corp. Bhd.................    123,300      93,007
    Boustead Holdings Bhd...............................  7,445,298  12,049,409
    Cahya Mata Sarawak Bhd..............................  2,117,000   3,508,192
    Can-One Bhd.........................................    165,800     169,558
    CB Industrial Product Holding Bhd...................    914,700     772,436
    Chin Teck Plantations BHD...........................    309,100     862,451
    Coastal Contracts Bhd...............................  3,002,000   2,487,946
    CSC Steel Holdings Bhd..............................  2,503,800   1,003,109
    Cycle & Carriage Bintang BHD........................    241,300     185,787
    Datuk Keramik Holdings Berhad.......................    127,000          --
    Daya Materials Bhd..................................  4,388,600     337,890
    DiGi.Com Bhd........................................    682,900     978,401
    Dijaya Corp. Bhd....................................  4,563,500   2,488,541
    DRB-Hicom Bhd....................................... 18,941,300  14,822,455
    Eastern & Oriental Bhd.............................. 14,514,815   8,903,398
    ECM Libra Financial Group Bhd.......................  2,352,950     598,666
    Evergreen Fibreboard Bhd............................  3,514,926     552,354
    Eversendai Corp. Bhd................................    265,100     123,297
    Faber Group BHD.....................................  3,883,500   2,112,289
    FAR East Holdings BHD...............................    403,800     901,628
    Fountain View Development Berhad....................  2,573,200          --
    Genting Bhd.........................................    686,100   2,077,045
    Genting Malaysia Bhd................................ 21,104,900  27,053,730
    Genting Plantations Bhd.............................    329,700   1,001,650
    Globetronics Technology BHD.........................    763,100     604,305
    Glomac Bhd..........................................  6,477,100   2,395,944
   *Goldis BHD..........................................  3,133,491   1,922,480
   *Green Packet Bhd....................................     30,400       3,135
    GuocoLand Malaysia Bhd..............................  1,654,600     596,088
    HAP Seng Consolidated Bhd........................... 13,517,200   8,244,963
    Hap Seng Plantations Holdings Bhd...................  3,686,900   3,056,415
    Hiap Teck Venture Bhd...............................    183,300      31,898
    Hong Leong Financial Group Bhd......................  2,262,251   9,743,689
    Hong Leong Industries Bhd...........................  1,233,000   1,978,866
    Hua Yang Bhd........................................    329,700     315,226
   *Hubline Bhd.........................................  6,941,850     106,139
    Hunza Properties Bhd................................    607,077     385,236
    HwangDBS Malaysia BHD...............................    930,700   1,085,204
    IGB Corp. Bhd....................................... 14,947,890  11,663,801
    IGB REIT............................................    963,043     373,776
    IJM Corp. Bhd....................................... 22,734,759  40,543,308
    IJM Land Bhd........................................  6,349,000   5,554,347
    IJM Plantations Bhd.................................    514,200     475,733
    Inch Kenneth Kajang Rubber..........................  1,123,300     311,483

                                     1881

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Insas Bhd...........................................  5,157,448 $   842,146
    Integrax BHD........................................    936,300     504,670
    Iris Corp. Bhd......................................  9,004,400     554,931
   *JAKS Resources Bhd..................................  7,485,600   1,060,721
    Jaya Tiasa Holdings BHD.............................  3,997,933   2,577,598
    JCY International Bhd...............................  7,605,600   1,535,419
    K & N Kenanga Holdings Berhad.......................  4,240,487     799,336
    K&N Kenanga Holdings BHD............................    418,883          74
   *Karambunai Corp. Bhd................................ 19,239,800     712,946
    Keck Seng Malaysia Bhd..............................  2,515,500   3,924,782
    Kian JOO CAN Factory BHD............................  4,617,980   4,044,439
    KIG Glass Industrial Berhad.........................    260,000          --
    Kim Loong Resources Bhd.............................    499,100     372,470
   *Kinsteel Bhd........................................  8,377,300     774,980
    KLCC Property Holdings Bhd..........................  6,568,600  13,282,989
   *KNM Group Bhd....................................... 19,232,425   2,637,036
    Knusford BHD........................................     52,800      24,567
   *Kretam Holdings BHD.................................     23,000      20,847
   *KSL Holdings BHD....................................  2,464,666   1,543,219
   *KUB Malaysia BHD....................................  6,366,600     923,632
    Kulim Malaysia BHD..................................  9,703,300  10,651,271
    Kumpulan Fima BHD...................................  2,268,100   1,439,038
    Kumpulan Perangsang Selangor Bhd....................  2,744,000   1,513,533
    Kwantas Corp. BHD...................................    288,400     179,139
   *Land & General BHD..................................  9,948,900   1,393,732
   *Landmarks BHD.......................................  4,118,808   1,471,175
    LBS Bina Group Bhd..................................  3,132,000   1,283,280
   *Lion Corp. Bhd......................................  1,371,081      91,070
    Lion Diversified Holdings Bhd.......................  4,064,800     320,131
    Lion Industries Corp. Bhd...........................  8,132,881   2,509,310
    Mah Sing Group Bhd..................................  4,339,239   3,262,307
    Malayan Flour Mills Bhd.............................  1,537,750     625,397
    Malaysia Airports Holdings Bhd......................  3,904,539   8,113,347
   *Malaysian Airline System Bhd........................ 42,196,500   3,960,878
    Malaysian Bulk Carriers Bhd.........................  5,598,225   3,207,322
    Malaysian Pacific Industries Bhd....................    961,875     776,114
    Malaysian Resources Corp. Bhd....................... 15,974,200   7,177,655
    MBM Resources BHD...................................  2,440,703   2,731,636
    Media Prima Bhd.....................................    659,900     552,098
    Mega First Corp. BHD................................  1,158,600     603,706
    Metroplex Berhad....................................    817,000          --
   *MISC Bhd............................................  9,015,204  15,095,417
    MK Land Holdings BHD................................  9,637,500   1,055,125
    MKH BHD.............................................  1,655,459   1,275,469
    MMC Corp. Bhd....................................... 14,656,080  12,138,248
    MNRB Holdings Bhd...................................  1,460,100   1,568,768
    Mudajaya Group Bhd..................................  3,615,100   2,951,451
    Muhibbah Engineering M Bhd..........................  5,784,900   4,182,575
   *Mulpha International Bhd............................ 33,931,500   4,442,830
    Multi-Purpose Holdings BHD..........................  3,789,300   4,509,103
    MWE Holdings BHD....................................    291,900     167,109
    Naim Holdings Bhd...................................  3,125,000   3,707,167
    NCB Holdings Bhd....................................  2,451,500   3,496,969

                                     1882

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Negri Sembilan Oil Palms BHD........................    167,600 $   281,614
    Oriental Holdings BHD...............................  3,680,879  10,979,405
    Oriental Interest BHD...............................    139,100      57,122
    OSK Holdings BHD....................................  7,208,471   3,762,035
    Pacific & Orient BHD................................    334,330     153,516
    Panasonic Manufacturing Malaysia BHD................    383,380   3,059,514
    Paracorp Berhad.....................................    252,000          --
    Paramount Corp. Bhd.................................  1,067,300     526,282
    Parkson Holdings Bhd................................     85,100      94,518
    PBA Holdings BHD....................................    577,400     155,560
    Pelikan International Corp. Bhd.....................  3,310,386     448,877
   *Perdana Petroleum Bhd...............................  4,237,300   2,415,207
    Perusahaan Sadur Timah Malay........................      6,800       7,416
    Pie Industrial BHD..................................    323,600     458,760
    PJ Development Holdings Bhd.........................  3,354,800     998,353
    POS Malaysia BHD....................................  2,404,717   3,629,656
    PPB Group Bhd.......................................  8,250,266  37,879,512
    Press Metal Bhd.....................................  2,825,481   2,001,969
    Prime Utilities Berhad..............................     39,000          --
    Protasco Bhd........................................    282,200     115,480
    RCE Capital Bhd.....................................  5,440,500     465,802
    RHB Capital Bhd..................................... 11,697,418  29,724,477
    Rimbunan Sawit Bhd..................................  4,612,600   1,137,668
    Salcon Bhd..........................................  2,263,800     439,892
    Sarawak Oil Palms Bhd...............................    596,220   1,025,517
    Sarawak Plantation Bhd..............................     66,900      53,639
    Scientex BHD........................................     43,748      71,320
   *Scomi Group Bhd..................................... 23,771,700   2,856,627
    Selangor Dredging Bhd...............................  1,312,700     408,016
    Selangor Properties Bhd.............................     65,700      82,050
    Shangri-La Hotels Malaysia Bhd......................    739,100   1,585,220
    Shell Refining Co. Federation of Malaya Bhd.........    246,300     630,457
    SHL Consolidated BHD................................    693,700     395,731
    SP Setia Bhd........................................    230,300     237,106
    Star Publications Malaysia Bhd......................    139,700     116,304
    Subur Tiasa Holdings Bhd............................    507,130     302,452
    Sunway Bhd.......................................... 11,672,526  11,852,126
    Supermax Corp. Bhd..................................  8,498,700   5,424,497
    Suria Capital Holdings Bhd..........................    694,100     387,087
   *Symphony Life Bhd...................................  1,514,200     536,956
    Ta Ann Holdings Bhd.................................    841,822     997,943
    TA Enterprise Bhd................................... 18,567,600   3,721,922
    TA Global Bhd....................................... 11,430,580   1,021,437
    TAHPS Group Bhd.....................................     27,000      47,337
    TAN Chong Motor Holdings BHD........................  4,685,000   9,645,290
    TDM BHD............................................. 12,838,700   3,366,605
   *TH Heavy Engineering Bhd............................     22,740       5,708
    TH Plantations Bhd..................................     84,900      48,094
   *Time dotCom Bhd.....................................  5,476,280   6,304,176
    Tiong NAM Logistics Holdings........................     18,500      22,946
    Tradewinds Corp. Bhd................................  5,394,700   1,813,835
   *Trinity Corp. Bhd................................... 15,950,050     269,563
    TSH Resources Bhd...................................    350,000     243,871

                                     1883

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    UEM Land Holdings Bhd..............................  1,347,645 $  1,112,349
    Unico-Desa Plantations Bhd.........................  4,258,528    1,390,839
    Unisem M Bhd.......................................  8,547,200    2,370,523
    United Malacca Bhd.................................    960,500    2,193,501
    United Plantations BHD.............................    431,700    3,468,422
    UOA Development Bhd................................  1,938,400    1,452,316
    VS Industry Bhd....................................  1,337,193      514,665
    Wah Seong Corp. Bhd................................  4,473,411    2,635,342
    WCT Holdings Bhd................................... 11,108,215    8,419,233
    Wing Tai Malaysia BHD..............................  1,868,800    1,453,273
    WTK Holdings BHD...................................  5,677,550    2,097,044
    YNH Property Bhd...................................  5,291,959    3,049,902
    YTL Corp. Bhd...................................... 84,199,950   43,315,527
   *YTL Land & Development BHD.........................  3,111,800    1,025,627
   *Zelan Bhd..........................................    158,700       13,706
                                                                   ------------
TOTAL MALAYSIA.........................................             689,736,236
                                                                   ------------
MEXICO -- (6.8%)
    Alfa S.A.B. de C.V. Class A........................ 51,397,020  130,979,860
    Alpek S.A. de C.V..................................     75,241      170,832
    Arca Continental S.A.B. de C.V.....................  4,315,911   32,316,747
  #*Axtel S.A.B. de C.V................................  8,940,907    3,058,994
   #Banregio Grupo Financiero S.A.B. de C.V............     44,706      270,523
   *Bio Pappel S.A.B. de C.V...........................     94,335      192,765
    Bolsa Mexicana de Valores S.A.B. de C.V............  1,881,195    5,050,297
  #*Cemex S.A.B. de C.V. Sponsored ADR................. 16,663,541  191,797,352
   #Cia Minera Autlan S.A.B. de C.V. Series B..........  1,187,152      678,492
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......      3,445      486,434
   *Consorcio ARA S.A.B. de C.V. Series *.............. 12,467,832    4,695,173
   #Controladora Comercial Mexicana S.A.B. de C.V......  4,941,405   20,968,402
    Corp. Actinver S.A.B. de C.V.......................      3,700        3,795
  #*Corp. GEO S.A.B. de C.V. Series B..................  9,461,653    1,318,568
   *Corp. Interamericana de Entretenimiento S.A.B. de
     C.V. Class B......................................  1,560,786    1,060,666
  #*Desarrolladora Homex S.A.B. de C.V.................  3,619,653    1,068,375
  #*Desarrolladora Homex S.A.B. de C.V. ADR............    115,455      199,737
   *Dine S.A.B. de C.V.................................  1,027,267      388,058
    El Puerto de Liverpool S.A.B. de C.V. Series 1.....     19,600      224,039
    Empaques Ponderosa SA de CV........................     90,000           --
  #*Empresas ICA S.A.B. de C.V.........................  6,728,823   14,129,066
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR..........  1,118,155    9,403,683
  #*Financiera Independencia S.A.B. de C.V.............     14,576        5,683
    Fomento Economico Mexicano S.A.B. de C.V...........  2,311,921   23,021,920
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................  2,494,369  248,164,771
  #*Gruma S.A.B. de C.V. Class B.......................  3,607,804   19,111,313
   *Gruma S.A.B. de C.V. Sponsored ADR.................     15,222      321,184
   *Grupo Aeromexico S.A.B. de C.V.....................    397,180      521,789
   #Grupo Aeroportuario del Centro Norte S.A.B. de
     C.V...............................................    972,349    3,338,923
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR.........................................     46,309    1,274,887
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR..............................................    636,889   33,264,712
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................  1,268,733    6,623,407
   #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR. 271,607 32,174,565 #Grupo Aeroportuario del Sureste S.A.B. de C.V.
     Class B...........................................  1,203,482   14,274,727
    Grupo Carso S.A.B. de C.V. Series A1............... 10,402,872   51,872,848

                                     1884

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
MEXICO -- (Continued)
   *Grupo Cementos de Chihuahua S.A.B. de C.V.......   2,799,892 $    8,983,153
   #Grupo Comercial Chedraui S.A. de C.V............   1,548,522      5,021,611
    Grupo Elektra S.A.B. de C.V.....................         787         28,619
   *Grupo Famsa S.A.B. de C.V. Class A..............   3,082,236      5,806,001
    Grupo Financiero Banorte S.A.B. de C.V..........  23,160,991    146,098,612
    Grupo Financiero Inbursa S.A.B. de C.V..........  16,485,105     38,551,611
    Grupo Gigante S.A.B. de C.V. Series *...........     471,076        914,657
    Grupo Industrial Maseca S.A.B. de C.V. Class B..   2,756,800      4,532,524
    Grupo Industrial Saltillo S.A.B. de C.V.........   1,337,069      2,768,822
   *Grupo KUO S.A.B. de C.V. Series B...............   2,056,267      4,346,692
    Grupo Mexico S.A.B. de C.V. Series B............  19,272,618     59,163,403
    Grupo Posadas S.A.B. de C.V.....................     355,600        671,653
   *Grupo Qumma S.A. de C.V. Series B...............       5,301             --
  #*Grupo Simec S.A.B. de C.V. Series B.............   1,732,137      6,830,772
  #*Grupo Simec S.A.B. de C.V. Sponsored ADR........      19,072        227,529
   *Grupo Sports World S.A.B. de C.V................      25,595         36,691
    Grupo Televisa S.A.B. Series CPO................     128,194        692,520
    Grupo Televisa S.A.B. Sponsored ADR.............     214,353      5,808,966
    Industrias Bachoco S.A.B. de C.V. ADR...........       1,906         76,564
    Industrias Bachoco S.A.B. de C.V. Series B......     940,965      3,149,381
  #*Industrias CH S.A.B. de C.V. Series B...........   3,336,823     21,390,779
  #*Inmuebles Carso S.A.B. de C.V...................  10,258,893      9,284,829
   #Medica Sur S.A.B. de C.V. Series B..............       1,000          2,623
    Megacable Holdings S.A.B. de C.V................     142,092        421,512
    Mexichem S.A.B. de C.V..........................     143,252        666,197
   *Minera Frisco S.A.B. de C.V.....................   8,865,417     19,441,415
  #*OHL Mexico S.A.B. de C.V........................   4,936,583     13,020,961
    Organizacion Cultiba S.A.B. de C.V..............       4,708         12,532
    Organizacion Soriana S.A.B. de C.V. Class B.....  14,981,589     50,084,269
    Qualitas Controladora S.A.B. de C.V.............   2,018,919      5,532,259
   *Savia SA Class A................................   3,457,285             --
    TV Azteca S.A.B. de C.V.........................   5,519,163      2,614,232
  #*Urbi Desarrollos Urbanos S.A.B. de C.V..........   9,102,158      1,133,071
  #*Vitro S.A.B. de C.V. Series A...................   1,546,127      3,141,218
                                                                 --------------
TOTAL MEXICO........................................              1,272,888,265
                                                                 --------------
PHILIPPINES -- (1.2%)
    A Soriano Corp..................................  20,195,000      3,298,345
    Alliance Global Group, Inc......................  31,892,506     19,293,923
    Alsons Consolidated Resources, Inc..............  17,757,000        553,329
    Atlas Consolidated Mining & Development.........   2,896,900        960,306
    BDO Unibank, Inc................................   9,897,965     18,456,799
    Cebu Air, Inc...................................     237,920        344,304
    Cebu Holdings, Inc..............................   6,611,050        895,779
    China Banking Corp..............................     376,706        536,009
    DMCI Holdings, Inc..............................     794,700        973,394
   *Empire East Land Holdings, Inc..................  50,520,000      1,104,385
   *Export & Industry Bank, Inc. Class A............      14,950             --
    Filinvest Development Corp......................     142,800         16,360
    Filinvest Land, Inc............................. 187,358,031      7,672,111
    First Philippine Holdings Corp..................   4,465,530      8,842,846
    Fwbc Holdings, Inc..............................   5,471,786             --
   *Global-Estate Resorts, Inc......................  13,773,000        532,151

                                     1885

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
    JG Summit Holdings, Inc...........................   3,396,600 $  3,284,877
    Lopez Holdings Corp...............................  29,387,600    3,434,410
    Macroasia Corp....................................     957,000       53,627
    Megaworld Corp.................................... 210,611,600   15,692,198
    Metropolitan Bank & Trust.........................   9,336,217   22,825,715
    Mondragon International Philippines, Inc..........   2,464,000           --
   *Philippine National Bank..........................   4,253,308    7,955,881
   *Philippine National Construction Corp.............     398,900       45,006
    Philippine Savings Bank...........................   1,232,313    3,830,473
    Philippine Townships, Inc.........................     226,200       24,740
    Philtown Properties, Inc..........................       6,701          238
    Phinma Corp.......................................   2,162,498      696,897
    Rizal Commercial Banking Corp.....................   4,744,348    5,854,594
    Robinsons Land Corp...............................  29,013,450   15,206,230
    San Miguel Corp...................................   6,358,196   12,589,694
    San Miguel Pure Foods Co., Inc....................      14,270       78,501
    Security Bank Corp................................   1,057,422    3,505,961
    Shang Properties, Inc.............................     614,285       47,899
    SM Development Corp...............................  53,432,694   10,017,389
    Solid Group, Inc..................................   5,000,000      198,115
    Trans-Asia Oil & Energy Development...............   4,739,000      272,728
    Union Bank Of Philippines.........................   2,670,714    8,240,032
    Universal Robina Corp.............................  10,140,225   29,020,043
    Vista Land & Lifescapes, Inc......................  56,180,568    7,432,573
                                                                   ------------
TOTAL PHILIPPINES.....................................              213,787,862
                                                                   ------------
POLAND -- (1.4%)
   *Agora SA..........................................     722,661    1,769,197
    Asseco Poland SA..................................   1,195,520   17,046,632
    Atende SA.........................................       9,205        3,766
   *Bank Millennium SA................................   6,340,642   12,305,035
   *Bioton SA.........................................  43,007,859      538,237
   *Ciech SA..........................................     578,107    4,508,505
    ComArch SA........................................       3,061       78,478
    Dom Development SA................................      42,315      502,834
    Enea SA...........................................   1,594,436    6,741,749
   *Farmacol SA.......................................       2,476       37,057
    Firma Oponiarska Debica SA........................     111,346    2,272,358
    Getin Holding SA..................................   3,498,173    3,442,937
   *Getin Noble Bank SA...............................   4,404,668    2,821,611
    Grupa Azoty SA....................................     111,649    2,274,975
    Grupa Kety SA.....................................     123,164    5,713,328
   *Grupa Lotos SA....................................   1,221,898   12,602,116
   *Impexmetal SA.....................................   5,864,978    4,399,444
   #Jastrzebska Spolka Weglowa SA.....................      72,750    1,520,378
   *Kernel Holding SA.................................       7,691      120,043
    Koelner SA........................................     114,700      360,070
    Kopex SA..........................................     532,278    1,719,896
  #*LC Corp. SA.......................................   1,822,979    1,018,302
   *MCI Management SA.................................      66,335      171,179
   *Mostostal Warszawa SA.............................       1,892        2,833
   *Netia SA..........................................   3,633,626    5,174,106
    Orbis SA..........................................     541,449    5,849,976

                                     1886

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
POLAND -- (Continued)
    Pelion SA.........................................      10,942 $    279,367
   *Petrolinvest SA...................................   1,101,997      145,314
    PGE SA............................................  12,888,033   60,943,154
   *Polimex-Mostostal SA..............................  10,512,907      526,744
   *Polnord SA........................................     140,196      241,079
   *Polski Koncern Miesny Duda SA.....................     995,207      225,793
   #Polski Koncern Naftowy Orlen SA...................   6,012,798   81,624,335
   *Rafako SA.........................................         222          332
   *Rovese SA.........................................   1,039,089      626,569
   *Sygnity SA........................................     206,622    1,288,135
    Synthos SA........................................   6,368,383    8,754,259
    Tauron Polska Energia SA..........................  13,900,584   19,105,753
                                                                   ------------
TOTAL POLAND..........................................              266,755,876
                                                                   ------------
RUSSIA -- (4.4%)
   *AFI Development P.L.C. GDR........................     143,207       85,651
   *Federal Hydrogenerating Co. JSC ADR...............   7,839,041   13,287,175
   *Gazprom OAO Sponsored ADR......................... 104,661,281  808,779,887
    Magnitogorsk Iron & Steel Works GDR...............   1,874,698    5,767,855
  #*Mechel Sponsored ADR..............................     118,435      336,355
                                                                   ------------
TOTAL RUSSIA..........................................              828,256,923
                                                                   ------------
SOUTH AFRICA -- (6.4%)
   #ABSA Group, Ltd...................................   5,449,082   78,721,697
    Adcorp Holdings, Ltd..............................     525,704    1,689,304
    Aeci, Ltd.........................................   1,281,509   15,118,663
    Afgri, Ltd........................................   4,821,593    2,348,698
   #African Bank Investments, Ltd.....................   6,197,862    9,134,480
    African Rainbow Minerals, Ltd.....................   1,804,493   29,655,371
    Allied Electronics Corp., Ltd.....................     563,821    1,091,442
   *Anglo American Platinum, Ltd......................      75,614    2,675,121
    AngloGold Ashanti, Ltd............................     877,055   11,508,239
   #AngloGold Ashanti, Ltd. Sponsored ADR.............   2,148,349   28,293,756
   *ArcelorMittal South Africa, Ltd...................   2,508,355    8,460,931
    Argent Industrial, Ltd............................   1,278,773      742,045
    Aveng, Ltd........................................   7,239,947   21,496,566
    AVI, Ltd..........................................     775,429    4,519,140
    Barloworld, Ltd...................................   3,880,866   32,173,173
    Basil Read Holdings, Ltd..........................     468,299      356,094
    Bell Equipment, Ltd...............................     416,814      948,534
    Blue Label Telecoms, Ltd..........................   3,606,656    3,000,829
   *Brait SE..........................................   1,676,738    7,110,667
    Business Connexion Group, Ltd.....................   1,774,873      975,839
    Caxton and CTP Publishers and Printers, Ltd.......   3,018,326    5,368,678
    Clover Industries, Ltd............................      41,849       70,053
   *Consolidated Infrastructure Group, Ltd............      51,564      104,044
    Corpgro, Ltd......................................     579,166           --
    Datacentrix Holdings, Ltd.........................     188,927       76,432
    DataTec, Ltd......................................   2,986,954   17,103,853
    Delta EMD, Ltd....................................     141,909       95,138
    Distell Group, Ltd................................     330,515    4,142,818
   *Distribution and Warehousing Network, Ltd.........     250,120      195,828

                                     1887

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SOUTH AFRICA -- (Continued)
    DRDGOLD, Ltd......................................  6,196,214 $  3,366,331
    DRDGOLD, Ltd. Sponsored ADR.......................      7,076       38,352
    ElementOne, Ltd...................................    391,810      352,571
    Eqstra Holdings, Ltd..............................  2,215,763    1,532,021
   *Evraz Highveld Steel and Vanadium, Ltd............    148,283      245,593
   #Exxaro Resources, Ltd.............................     89,274    1,376,058
   *Gijima Group, Ltd.................................     19,824        2,240
    Gold Fields, Ltd..................................  2,345,514   14,054,125
   #Gold Fields, Ltd. Sponsored ADR................... 14,204,266   85,651,724
    Grindrod, Ltd.....................................  7,023,853   16,300,200
    Group Five, Ltd...................................  1,149,517    4,604,084
    Harmony Gold Mining Co., Ltd......................  3,024,604   11,417,594
   #Harmony Gold Mining Co., Ltd. Sponsored ADR.......  3,302,382   12,714,171
    Hudaco Industries, Ltd............................      2,761       25,786
   *Hulamin, Ltd......................................  1,447,370      691,423
    Iliad Africa, Ltd.................................    179,921       77,736
    Impala Platinum Holdings, Ltd.....................  4,325,530   42,486,242
    Imperial Holdings, Ltd............................    212,897    4,437,458
    Investec, Ltd.....................................  4,207,102   28,191,605
    JCI, Ltd.......................................... 10,677,339           --
   #JD Group, Ltd.....................................  2,283,573    7,011,307
    KAP Industrial Holdings, Ltd......................     42,823       13,932
    Lewis Group, Ltd..................................  1,733,977   10,232,140
   #Liberty Holdings, Ltd.............................  1,371,566   16,999,055
    Mediclinic International, Ltd.....................  1,190,902    8,304,810
   *Merafe Resources, Ltd............................. 21,718,286    1,413,435
    Metair Investments, Ltd...........................    985,131    3,579,202
    MMI Holdings, Ltd................................. 16,989,149   36,952,786
    Mondi, Ltd........................................  1,839,112   27,187,211
    Mpact, Ltd........................................  2,032,124    5,308,656
   *Murray & Roberts Holdings, Ltd....................  1,893,464    4,547,002
    Mustek, Ltd.......................................     84,890       45,460
   *Mvelaserve, Ltd...................................  1,059,863      899,646
    Nampak, Ltd.......................................  1,126,301    3,643,668
    Nedbank Group, Ltd................................  3,381,636   60,894,186
   *Northam Platinum, Ltd.............................  3,074,276   11,275,571
    Omnia Holdings, Ltd...............................    495,682    8,846,876
   *Palabora Mining Co., Ltd..........................    209,008    2,431,578
    Peregrine Holdings, Ltd...........................  1,506,337    1,749,007
    Petmin, Ltd.......................................  1,374,464      278,906
    PSG Group, Ltd....................................    661,981    4,295,279
    Rainbow Chicken, Ltd..............................      8,894       15,266
   *Randgold & Exploration Co., Ltd...................    176,872       37,363
    Raubex Group, Ltd.................................    990,680    2,223,935
   *Royal Bafokeng Platinum, Ltd......................     91,937      471,869
    Sanlam, Ltd....................................... 25,546,677  122,770,206
   *Sappi, Ltd........................................  7,996,843   21,340,163
   *Sappi, Ltd. Sponsored ADR.........................    803,111    2,168,400
    Sasol, Ltd........................................     13,868      637,158
   #Sasol, Ltd. Sponsored ADR.........................    707,889   32,640,762
   *Sentula Mining, Ltd...............................  2,156,745      144,976
   *Sibanye Gold, Ltd.................................    549,461      426,545
  #*Sibanye Gold, Ltd. Sponsored ADR..................  2,965,465    9,222,596

                                     1888

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
    Standard Bank Group, Ltd......................... 17,313,369 $  193,595,435
    Stefanutti Stocks Holdings, Ltd..................    526,548        482,195
  #*Steinhoff International Holdings, Ltd............ 21,267,130     56,309,356
   *Super Group, Ltd.................................  3,082,559      7,303,178
   *Telkom SA SOC, Ltd...............................  3,800,992      7,448,561
   *Times Media Group, Ltd...........................    461,978        896,900
    Tongaat Hulett, Ltd..............................    390,371      4,997,594
    Trencor, Ltd.....................................  1,054,354      7,039,303
    Value Group, Ltd.................................    976,777        571,879
  #*Village Main Reef, Ltd...........................  1,410,233         51,783
   *Wesizwe..........................................      9,762            476
    Zeder Investments, Ltd...........................  2,167,310        874,909
                                                                 --------------
TOTAL SOUTH AFRICA...................................             1,202,323,268
                                                                 --------------
SOUTH KOREA -- (14.5%)
    Aekyung Petrochemical Co., Ltd...................     20,319      1,120,336
   #AK Holdings, Inc.................................     37,347      1,335,344
    AMOREPACIFIC Group...............................     11,623      4,016,434
    Asia Cement Co., Ltd.............................     36,191      2,468,704
    Asia Paper Manufacturing Co., Ltd................     37,150        638,382
  #*AUK Corp.........................................    633,480      1,499,502
    Bookook Securities Co., Ltd......................     28,655        388,085
    Boryung Pharmaceutical Co., Ltd..................     45,496      1,494,088
    BS Financial Group, Inc..........................  1,606,361     22,929,580
    Busan City Gas Co., Ltd..........................     81,980      2,098,949
    BYC Co., Ltd.....................................        810        143,721
    Byucksan Corp....................................    156,140        257,693
   #Capro Corp.......................................    139,310        984,305
  #*Celltrion Pharm, Inc.............................      7,951        128,030
   *China Great Star International, Ltd..............    425,611        573,315
  #*China Ocean Resources Co., Ltd...................    808,940      1,881,842
    Chosun Refractories Co., Ltd.....................      9,371        641,252
    CJ Corp..........................................    199,265     20,298,458
   *CJ E&M Corp......................................    160,364      5,490,513
  #*CJ Korea Express Co., Ltd........................     99,247      8,685,425
    CKD Bio Corp.....................................     20,570        246,156
  #*Cosmochemical Co., Ltd...........................    157,200      1,594,504
   #Dae Dong Industrial Co., Ltd.....................    145,130        847,146
   #Dae Han Flour Mills Co., Ltd.....................     14,607      2,047,638
    Dae Won Kang Up Co., Ltd.........................    245,096      1,567,841
  #*Dae Young Packaging Co., Ltd.....................  1,121,470        973,464
   #Dae-Il Corp......................................     66,990        299,525
   #Daechang Co., Ltd................................    897,980        882,462
    Daeduck GDS Co., Ltd.............................    281,480      4,713,449
   #Daegu Department Store...........................    122,031      1,780,384
   #Daehan Steel Co., Ltd............................    183,220      1,108,592
    Daekyo Co., Ltd..................................    521,770      3,439,915
   #Daelim Industrial Co., Ltd.......................    453,905     35,876,781
    Daelim Trading Co., Ltd..........................     13,834         49,219
   #Daesang Holdings Co., Ltd........................    142,836        991,132
   #Daesung Holdings Co., Ltd........................     41,070        329,106
    Daewon San Up Co., Ltd...........................     17,666        123,494
  #*Daewoo Engineering & Construction Co., Ltd.......  1,174,710      8,061,807

                                     1889

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
SOUTH KOREA -- (Continued)
    Daewoo Securities Co., Ltd.......................... 2,825,042 $25,016,720
   #Daewoo Shipbuilding & Marine Engineering Co., Ltd...   842,932  22,213,561
    Daewoong Co., Ltd...................................     5,078     134,291
   *Dahaam E-Tec Co., Ltd...............................     3,535      56,639
    Daishin Securities Co., Ltd.........................   651,155   5,165,751
   #Daou Data Corp......................................   138,807     712,753
   #Daou Technology, Inc................................   321,778   4,766,692
  #*Dasan Networks, Inc.................................   145,116     836,356
    DGB Financial Group, Inc............................ 1,293,172  19,374,953
   *Digitech Systems Co., Ltd...........................    10,779      76,864
   #Dong Ah Tire & Rubber Co., Ltd......................    81,994   1,518,165
  #*Dong Yang Gang Chul Co., Ltd........................   291,430     648,001
   #Dong-Ah Geological Engineering Co., Ltd.............    45,500     399,744
    Dong-Il Corp........................................    19,098     909,144
    Dongbang Agro Co....................................    22,290     127,354
   #Dongbang Transport Logistics Co., Ltd...............   273,670     691,662
    Dongbu CNI Co., Ltd.................................    16,040      82,649
  #*Dongbu Corp.........................................    62,380     209,083
  #*Dongbu HiTek Co., Ltd...............................   372,064   2,408,201
    Dongbu Securities Co., Ltd..........................   351,526   1,213,702
  #*Dongbu Steel Co., Ltd...............................   400,464   1,022,444
   #Dongil Industries Co., Ltd..........................    18,961     896,729
  #*Dongkook Industrial Co., Ltd........................   248,640     749,909
   #Dongkuk Steel Mill Co., Ltd.........................   731,949   8,039,599
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd..........   114,484     391,902
    Dongsung Holdings Co., Ltd..........................   195,870     955,225
   #Dongwha Pharm Co., Ltd..............................   261,900   1,631,801
    Dongwon F&B Co., Ltd................................    18,686   2,219,732
   *Dongwon Systems Corp................................     7,005      44,884
    Dongyang Mechatronics Corp..........................    11,660     109,495
   #Doosan Corp.........................................   109,796  13,914,680
  #*Doosan Engine Co., Ltd..............................   112,890     813,302
  #*Doosan Engineering & Construction Co., Ltd..........   364,280     840,644
    Doosan Heavy Industries & Construction Co., Ltd.....   125,730   5,157,605
  #*Doosan Infracore Co., Ltd...........................   354,010   3,886,013
    DRB Holding Co., Ltd................................   124,305     868,554
    DRB Industrial Co., Ltd.............................   117,204     876,106
    E-Mart Co., Ltd.....................................    37,775   7,109,082
   *Eagon Industries Co., Ltd...........................    13,300     140,339
   #Easy Bio, Inc.......................................    23,186      98,982
    Eugene Corp.........................................   255,453     705,320
   *Eugene Investment & Securities Co., Ltd.............   763,229   1,530,276
    Fursys, Inc.........................................    31,503     808,076
   #Gaon Cable Co., Ltd.................................    18,587     331,457
    Global & Yuasa Battery Co., Ltd.....................    34,827   1,745,996
   *GNCO Co., Ltd.......................................    56,982     103,940
    Green Cross Holdings Corp...........................    50,710     656,346
   #GS Engineering & Construction Corp..................   515,821  13,983,108
    GS Global Corp......................................     3,370      27,305
    GS Holdings.........................................   750,939  36,876,920
    Gwangju Shinsegae Co., Ltd..........................     5,985   1,372,885
   #Halla Engineering & Construction Corp...............   250,271   1,308,466
    Han Kuk Carbon Co., Ltd.............................    74,120     533,574

                                     1890

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc........................... 4,078,729 $130,626,365
   #Handok Pharmaceuticals Co., Ltd.....................    34,880      493,686
    Handsome Co., Ltd...................................   214,790    5,304,350
    Hanil Cement Co., Ltd...............................    52,145    2,643,389
   #Hanil E-Wha Co., Ltd................................    60,750      779,509
  #*Hanjin Heavy Industries & Construction Co., Ltd.....   776,601    8,557,906
   #Hanjin Heavy Industries & Construction Holdings
     Co., Ltd...........................................   181,040    1,188,451
  #*Hanjin Shipping Co., Ltd............................ 1,344,240    9,648,147
   *Hanjin Shipping Holdings Co., Ltd...................   164,924      684,669
    Hanjin Transportation Co., Ltd......................   140,220    2,870,047
   *Hankuk Glass Industries, Inc........................    29,050      444,692
   #Hankuk Paper Manufacturing Co., Ltd.................    32,780      689,816
   *Hanmi Science Co., Ltd..............................    18,610      265,170
    Hanmi Semiconductor Co., Ltd........................    70,160      786,194
  #*Hansol HomeDeco Co., Ltd............................   321,490      358,828
    Hansol Paper Co.....................................   647,244    7,029,545
   #Hanwha Chemical Corp................................ 1,436,095   24,009,534
    Hanwha Corp.........................................   594,563   16,256,108
   *Hanwha General Insurance Co., Ltd...................   113,883      468,332
   *Hanwha Investment & Securities Co., Ltd.............   935,001    2,990,065
    Hanwha Life Insurance Co., Ltd...................... 1,498,105    8,977,821
    Hanwha Timeworld Co., Ltd...........................    12,290      393,899
    Hanyang Securities Co., Ltd.........................    90,530      515,162
   #Heung-A Shipping Co., Ltd...........................   544,930      985,399
   #Hitejinro Holdings Co., Ltd.........................    99,611    1,146,952
    HMC Investment Securities Co., Ltd..................   259,785    2,599,473
   #HS R&A Co., Ltd.....................................    37,336      422,325
    Humax Co., Ltd......................................    42,979      502,655
   #Husteel Co., Ltd....................................    59,490    1,161,971
    Hwacheon Machine Tool Co., Ltd......................    14,227      646,365
    Hyosung Corp........................................   380,987   22,846,520
  #*Hyundai BNG Steel Co., Ltd..........................   145,750    2,049,858
   #Hyundai Development Co..............................   904,704   16,046,711
   #Hyundai Heavy Industries Co., Ltd...................   232,115   43,328,220
    Hyundai Hy Communications & Networks Co., Ltd.......   207,730    1,031,178
   #Hyundai Mipo Dockyard...............................    81,875    9,676,178
    Hyundai Motor Co....................................   310,959   64,298,067
    Hyundai Securities Co., Ltd......................... 1,978,978   10,956,012
   #Hyundai Steel Co.................................... 1,197,245   72,897,245
    Hyunjin Materials Co., Ltd..........................    64,806      305,507
   #Il Dong Pharmaceutical Co., Ltd.....................   133,130    1,202,311
   #Iljin Electric Co., Ltd.............................   315,890    1,036,309
    Ilshin Spinning Co., Ltd............................    16,366    1,741,250
   #Ilsung Pharmaceuticals Co., Ltd.....................     9,407      672,482
    Industrial Bank of Korea............................ 2,572,180   26,081,253
    Intergis Co., Ltd...................................    24,590      155,925
    INTOPS Co., Ltd.....................................    62,298    1,308,829
    Inzi Controls Co., Ltd..............................    89,540      430,798
   #INZI Display Co., Ltd...............................   337,768      673,116
  #*IS Dongseo Co., Ltd.................................   121,855    1,528,644
   #ISU Chemical Co., Ltd...............................   164,530    2,443,415
   *JB Financial Group Co., Ltd.........................   707,883    4,167,826
   #Jeil Pharmaceutical Co..............................    73,180      882,950

                                     1891

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    JW Pharmaceutical Corp..............................   114,189 $  1,788,734
    KB Financial Group, Inc............................. 2,902,753   91,817,464
   #KB Financial Group, Inc. ADR........................ 3,182,416  100,627,994
   #KC Tech Co., Ltd....................................   332,012    1,526,817
   #KCC Corp............................................    64,340   19,969,191
  #*Keangnam Enterprises, Ltd...........................   144,590      749,799
   *KEC Corp............................................    54,533        6,359
   #Keyang Electric Machinery Co., Ltd..................   393,920    1,002,346
   #KG Chemical Corp....................................    47,243      738,183
    KISCO Corp..........................................    56,021    1,345,681
   #KISCO Holdings Co., Ltd.............................    11,673      415,376
   #Kishin Corp.........................................   113,945      713,776
   #KISWIRE, Ltd........................................    69,836    2,223,626
    Kolon Corp..........................................    95,605    1,776,824
   *Kolon Global Corp...................................   340,650    1,182,294
   #Kolon Industries, Inc...............................   178,594    8,022,377
    Korea Airport Service Co., Ltd......................    16,100      316,847
    Korea Cast Iron Pipe Industries Co., Ltd............     7,358       26,506
    Korea Electric Terminal Co., Ltd....................    89,230    2,950,583
    Korea Export Packaging Industrial Co., Ltd..........     5,290      120,527
  #*Korea Flange Co., Ltd...............................    58,810      730,374
    Korea Investment Holdings Co., Ltd..................   542,836   19,625,954
  #*Korea Petrochemical Ind Co., Ltd....................    45,171    2,260,983
   *Korean Air Lines Co., Ltd...........................    31,830      798,991
    Korean Reinsurance Co...............................   114,130    1,129,068
   #KPF.................................................    36,644      258,134
   #KPX Chemical Co., Ltd...............................    12,852      839,400
   *KTB Investment & Securities Co., Ltd................ 1,066,210    2,423,273
    Kukdo Chemical Co., Ltd.............................    51,898    2,411,882
   #Kumho Electric Co., Ltd.............................    52,624    1,552,542
   #Kunsul Chemical Industrial Co., Ltd.................    26,860      575,933
    Kwang Dong Pharmaceutical Co., Ltd..................   178,610    1,351,110
  #*Kyeryong Construction Industrial Co., Ltd...........    58,970      429,908
    Kyobo Securities Co.................................   272,242    1,135,629
   #Kyung Dong Navien Co., Ltd..........................    30,060      538,680
    Kyung-In Synthetic Corp.............................   184,400      644,841
  #*Kyungbang, Ltd......................................     9,187    1,077,310
    LG Corp............................................. 1,083,610   62,976,525
  #*LG Display Co., Ltd................................. 1,309,420   32,485,470
  #*LG Display Co., Ltd. ADR............................ 3,996,524   49,516,932
   #LG Electronics, Inc................................. 1,776,548  115,240,319
    LG Hausys, Ltd......................................    74,631    8,471,207
    LG International Corp...............................    60,310    1,648,945
   *LG Uplus Corp....................................... 3,310,241   40,370,195
    LIG Insurance Co., Ltd..............................    88,290    1,939,877
   #Livart Furniture Co., Ltd...........................    29,460      194,903
   #Lotte Chemical Corp.................................    52,363    7,914,248
    Lotte Chilsung Beverage Co., Ltd....................     9,880   12,943,540
   #Lotte Confectionery Co., Ltd........................     9,339   13,177,740
    Lotte Food Co., Ltd.................................     1,510      803,543
   *Lotte Non-Life Insurance Co., Ltd...................    23,240       66,155
   #Lotte Shopping Co., Ltd.............................   166,351   51,995,097
    Meritz Finance Group, Inc...........................    16,600       73,183

                                     1892

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Meritz Securities Co., Ltd.......................... 2,576,974 $  3,531,759
    Mi Chang Oil Industrial Co., Ltd....................     4,691      335,262
    Mirae Asset Securities Co., Ltd.....................   414,359   15,308,182
    MK Electron Co., Ltd................................    99,673      376,916
   #Moorim P&P Co., Ltd.................................   422,608    2,131,634
  #*Moorim Paper Co., Ltd...............................   264,210      575,674
    Motonic Corp........................................   121,010    1,190,317
   #Namhae Chemical Corp................................    23,510      159,665
    Namyang Dairy Products Co., Ltd.....................     4,383    3,432,532
    National Plastic Co.................................   161,170      655,528
  #*NEOWIZ HOLDINGS Corp................................    69,796      673,721
   #Nexen Corp..........................................    13,326    1,005,888
    NH Investment & Securities Co., Ltd.................   406,621    1,782,538
    NICE Holdings Co., Ltd..............................     7,100       70,393
   #NK Co., Ltd.........................................   196,310      628,649
   #Nong Shim Holdings Co., Ltd.........................    24,347    1,614,251
    NongShim Co., Ltd...................................    40,829    9,461,206
    OCI Materials Co., Ltd..............................     6,588      222,702
  #*Osung LST Co., Ltd..................................   184,874      491,786
    Ottogi Corp.........................................     9,701    3,395,012
    Paik Kwang Industrial Co., Ltd......................   100,134      365,253
  #*PaperCorea, Inc.....................................   560,530      494,584
   #Poongsan Corp.......................................   422,600    9,511,353
    Poongsan Holdings Corp..............................    49,788    1,189,352
    POSCO...............................................   681,110  195,625,333
   #POSCO ADR........................................... 1,626,923  116,617,840
   *POSCO Coated & Color Steel Co., Ltd.................    23,830      305,168
   *PSK, Inc............................................    84,155      435,491
    Pulmuone Holdings Co., Ltd..........................     7,118      373,644
   #Pyeong Hwa Automotive Co., Ltd......................    10,057      172,597
   #S&T Dynamics Co., Ltd...............................   380,544    4,523,024
    S&T Holdings Co., Ltd...............................    87,883    1,403,010
   #S&T Motiv Co., Ltd..................................   128,920    3,203,792
    Saeron Automotive Corp..............................     1,995       14,973
  #*Sajo Industries Co., Ltd............................    13,276      481,825
   *Sajodaerim Corp.....................................       170        1,774
   #Sam Young Electronics Co., Ltd......................   159,570    1,276,851
    Sam Yung Trading Co., Ltd...........................    35,904      672,081
    SAMHWA Paints Industrial Co., Ltd...................     2,030       11,043
  #*Samick Musical Instruments Co., Ltd................. 1,125,740    1,927,941
    Samlip General Foods Co., Ltd.......................     8,430      322,619
    Samsung C&T Corp.................................... 1,386,322   68,556,761
    Samsung Life Insurance Co., Ltd.....................       895       85,597
   #Samsung SDI Co., Ltd................................   520,138   75,362,066
    Samyang Genex Co., Ltd..............................    11,337      884,122
    Samyang Holdings Corp...............................    89,042    6,778,085
    Samyang Tongsang Co., Ltd...........................     8,060      183,627
   #Samyoung Chemical Co., Ltd..........................   220,260      573,430
    SAVEZONE I&C Corp...................................    27,710       94,464
   #Seah Besteel Corp...................................   168,664    4,754,447
   #SeAH Holdings Corp..................................    13,089    1,338,350
   #SeAH Steel Corp.....................................    36,098    3,470,287
    Sebang Co., Ltd.....................................   137,830    2,397,424

                                     1893

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   #Sejong Industrial Co., Ltd..........................   102,930 $  1,512,251
    Sempio Foods Co.....................................     3,110       69,209
  #*Seohee Construction Co., Ltd........................ 1,753,286    1,191,288
  #*Seong An Co., Ltd...................................    86,190       63,170
    Seowon Co., Ltd.....................................   156,260      300,421
   *Sewon Cellontech Co., Ltd...........................    28,950       87,051
  #*SG Corp............................................. 1,945,560    1,526,334
   #Shin Poong Pharmaceutical Co., Ltd..................   138,645      733,380
    Shinhan Financial Group Co., Ltd.................... 5,415,719  197,414,574
    Shinhan Financial Group Co., Ltd. ADR............... 1,630,308   59,457,332
    Shinsegae Co., Ltd..................................    41,475    8,070,459
    Shinsegae Information & Communication Co., Ltd......     5,726      402,008
  #*Shinsung Solar Energy Co., Ltd......................   765,627      931,174
   #Shinsung Tongsang Co., Ltd.......................... 1,106,860    1,210,418
    Shinyoung Securities Co., Ltd.......................    35,820    1,182,319
   #Silla Co., Ltd......................................    64,953    1,672,046
    Sindoh Co., Ltd.....................................    43,098    2,493,835
    SJM Co., Ltd........................................    19,484      206,031
   #SK Chemicals Co., Ltd...............................   113,742    4,331,862
    SK Gas Co., Ltd.....................................    47,214    3,167,901
    SK Holdings Co., Ltd................................   530,249   83,298,556
    SK Innovation Co., Ltd..............................   845,193  114,278,330
   #SK Networks Co., Ltd................................ 2,219,296   12,826,991
   *SK Securities Co., Ltd.............................. 4,048,550    3,272,649
   #SKC Co., Ltd........................................    42,000    1,090,591
   #SL Corp.............................................   140,660    2,083,273
   #Songwon Industrial Co., Ltd.........................   121,460    1,414,843
   *Ssangyong Cement Industrial Co., Ltd................   289,296    1,657,412
   #STX Corp. Co., Ltd..................................   518,863    1,530,103
  #*STX Engine Co., Ltd.................................   365,660    2,238,377
  #*STX Offshore & Shipbuilding Co., Ltd................   853,740    4,135,772
  #*STX Pan Ocean Co., Ltd.............................. 1,611,400    3,444,250
    Suheung Capsule Co., Ltd............................    38,150    1,121,179
    Sun Kwang Co., Ltd..................................    20,098      330,149
  #*Sungchang Enterprise Holdings, Ltd..................    21,590      409,856
  #*Sungshin Cement Co., Ltd............................    78,030      377,031
    Sungwoo Hitech Co., Ltd.............................    66,157      880,036
    Sunjin Co., Ltd.....................................     2,189       34,413
   #Tae Kyung Industrial Co., Ltd.......................   116,020      472,285
   #Taekwang Industrial Co., Ltd........................     4,300    4,116,519
  #*Taewoong Co., Ltd...................................    70,311    1,406,609
    Taeyoung Engineering & Construction Co., Ltd........   564,040    3,125,577
   #Tailim Packaging Industrial Co., Ltd................   374,220      858,337
    TCC Steel...........................................    48,310      165,053
    Telcoware Co., Ltd..................................     2,187       18,691
  #*TK Chemical Corp....................................   329,048      501,002
    Tong Kook Corp......................................       607           --
   #Tong Yang Moolsan Co., Ltd..........................    72,180      730,060
    Tongyang Life Insurance.............................    79,490      806,135
    TONGYANG Securities, Inc............................   918,859    2,915,539
   *Top Engineering Co., Ltd............................    49,113      229,114
   #TS Corp.............................................    65,206    1,901,156
   #Unid Co., Ltd.......................................    46,751    2,112,845

                                     1894

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
    Union Steel......................................     38,477 $      410,744
  #*WillBes & Co. (The)..............................    727,030        808,876
    Wiscom Co., Ltd..................................     32,980        150,193
   *Woongjin Chemical Co., Ltd.......................      5,122         46,254
  #*Woongjin Energy Co., Ltd.........................    751,750      1,636,064
   *Woongjin Holdings Co., Ltd.......................     22,799         72,102
   *Woongjin Thinkbig Co., Ltd.......................    156,120      1,002,089
    Wooree ETI Co., Ltd..............................     87,561        319,027
    Woori Finance Holdings Co., Ltd..................  5,158,647     51,621,030
   #Woori Finance Holdings Co., Ltd. ADR.............      8,505        255,235
    Woori Financial Co., Ltd.........................    101,511      1,925,129
    Woori Investment & Securities Co., Ltd...........  2,467,643     25,683,893
   #WooSung Feed Co., Ltd............................    284,940        742,774
    YESCO Co., Ltd...................................     30,550      1,038,229
   #Yoosung Enterprise Co., Ltd......................     76,905        323,016
   #YooSung T&S Co., Ltd.............................     52,492         94,684
    Youlchon Chemical Co., Ltd.......................    159,540      1,887,336
    Young Poong Corp.................................      4,715      6,478,627
    Young Poong Mining & Construction Corp...........     18,030             --
   #Young Poong Precision Corp.......................     48,300        444,958
    Youngone Holdings Co., Ltd.......................     29,890      1,728,769
    YuHwa Securities Co., Ltd........................     28,680        305,959
    Zinus, Inc.......................................      1,866             --
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,719,682,785
                                                                 --------------
TAIWAN -- (13.9%)
    A-DATA Technology Co., Ltd.......................     86,000        160,550
    Ability Enterprise Co., Ltd......................  1,891,000      1,519,093
    AcBel Polytech, Inc..............................  5,679,219      5,021,878
    Accton Technology Corp...........................  8,758,156      5,063,694
  #*Acer, Inc........................................ 47,368,364     34,974,761
    ACES Electronic Co., Ltd.........................    350,000        296,557
   #ACHEM TECHNOLOGY Corp............................  2,670,984      1,371,942
   *Action Electronics Co., Ltd......................  3,562,084        766,401
    Advanced International Multitech Co., Ltd........     61,000         65,886
   *AGV Products Corp................................  7,871,701      2,623,795
    Alcor Micro Corp.................................    100,000         95,805
    Allis Electric Co., Ltd..........................  1,471,000        442,556
   #Alpha Networks, Inc..............................  5,319,237      3,126,162
    Altek Corp.......................................  6,185,808      3,334,902
   #Ambassador Hotel (The)...........................    649,000        604,136
    AMPOC Far-East Co., Ltd..........................  1,772,000      1,473,560
    AmTRAN Technology Co., Ltd....................... 10,587,956      7,419,941
    Anpec Electronics Corp...........................    147,000        111,307
   #APCB, Inc........................................  2,521,000      1,789,301
    Apex Science & Engineering.......................    690,713        388,802
    Arcadyan Technology Corp.........................    176,000        223,466
    Ardentec Corp....................................    541,000        346,745
    Arima Communications Corp........................    251,566        100,774
   #Asia Cement Corp................................. 25,134,362     31,506,512
   *Asia Optical Co., Inc............................  4,243,290      4,657,343
   #Asia Polymer Corp................................  3,902,478      3,029,503
    Asia Vital Components Co., Ltd...................  4,739,984      2,384,231

                                     1895

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
  #*AU Optronics Corp..................................  46,988,812 $16,924,934
  #*AU Optronics Corp. Sponsored ADR...................   9,342,184  34,005,550
   #Audix Corp.........................................   1,726,164   1,656,729
    Avermedia Technologies.............................   2,588,000   1,105,316
  #*Avision, Inc.......................................   2,782,555     747,486
    AVY Precision Technology, Inc......................     114,000     189,094
   *Bank of Kaohsiung..................................   6,472,397   2,095,708
    Basso Industry Corp................................     925,000     902,285
   #BES Engineering Corp...............................  23,952,443   6,661,494
    Biostar Microtech International Corp...............   2,799,055   1,048,170
  #*Bright Led Electronics Corp........................   1,642,000     744,728
   #C Sun Manufacturing, Ltd...........................   2,535,837   1,749,829
  #*Cameo Communications, Inc..........................   3,030,197     964,320
    Capital Securities Corp............................  22,878,447   7,629,514
    Career Technology MFG. Co., Ltd....................     434,000     414,139
   #Carnival Industrial Corp...........................   6,172,000   1,856,679
    Cathay Chemical Works..............................     959,000     476,300
    Cathay Real Estate Development Co., Ltd............  14,314,421  10,235,517
    Celxpert Energy Corp...............................     262,000     151,519
    Central Reinsurance Co., Ltd.......................   2,562,016   1,115,548
    ChainQui Construction Development Co., Ltd.........   1,547,173   1,187,217
   *Champion Building Materials Co., Ltd...............   5,874,828   1,969,971
   *Chang Ho Fibre Corp................................     129,000      42,143
    Chang Hwa Commercial Bank..........................  78,545,525  45,026,460
    Charoen Pokphand Enterprise........................   3,296,000   1,682,457
    Chen Full International Co., Ltd...................      94,000      63,514
    Cheng Loong Corp...................................  13,494,659   5,960,689
   #Cheng Uei Precision Industry Co., Ltd..............   3,410,635   6,919,875
   #Chia Chang Co., Ltd................................     651,000     843,638
    Chia Hsin Cement Corp..............................   7,482,191   3,553,632
   #Chien Kuo Construction Co., Ltd....................   4,910,247   2,278,270
   *Chien Shing Stainless Steel........................   1,525,000     201,673
   #Chilisin Electronics Corp..........................     832,300     465,600
   #Chin-Poon Industrial Co............................   6,566,815  12,471,544
   *China Airlines, Ltd................................  43,387,353  16,061,430
    China Chemical & Pharmaceutical Co., Ltd...........   4,203,264   2,992,104
    China Development Financial Holding Corp........... 188,245,960  53,262,662
   #China Electric Manufacturing Corp..................   3,755,200   1,846,131
    China General Plastics Corp........................   7,124,260   4,426,389
   #China Glaze Co., Ltd...............................   2,248,363   1,010,588
    China Life Insurance Co., Ltd......................   5,126,000   5,257,120
   *China Manmade Fibers Corp..........................  18,686,813   8,210,319
    China Metal Products...............................   3,833,689   5,853,796
   #China Motor Corp...................................  11,432,749   9,631,008
   #China Petrochemical Development Corp...............  28,144,397  14,404,929
    China Rebar Co., Ltd...............................     439,188          --
    China Steel Structure Co., Ltd.....................   1,435,219   1,722,864
   #China Synthetic Rubber Corp........................   7,333,711   7,614,280
    China United Trust & Investment Corp...............     493,999          --
   *China Wire & Cable Co., Ltd........................   2,900,000   1,259,212
    Chinatrust Financial Holding Co., Ltd..............  86,887,248  57,311,735
    Chinese Maritime Transport, Ltd....................   1,383,000   1,475,737
   *Chun YU Works & Co., Ltd...........................   2,927,000   1,066,853

                                     1896

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
    Chun Yuan Steel....................................  6,454,287 $ 2,367,988
    Chung Hsin Electric & Machinery Manufacturing
      Corp.............................................  6,609,000   3,744,774
   *Chung Hung Steel Corp.............................. 12,373,046   3,462,865
   *Chung Hwa Pulp Corp................................  6,665,011   2,127,464
    Chung Shing Textile Co., Ltd.......................        600          --
   *Chunghwa Picture Tubes, Ltd........................ 55,899,412   2,899,268
   *Chyang Sheng Dyeing & Finishing Co., Ltd...........    328,000     156,190
  #*CMC Magnetics Corp................................. 47,154,830   8,260,037
   #CoAsia Microelectronics Corp.......................  1,387,000     994,369
   #Collins Co., Ltd...................................  2,467,224     908,460
   #Compal Electronics, Inc............................ 67,997,332  47,106,281
    Compeq Manufacturing Co............................ 19,820,000   9,043,744
    Compex International Co., Ltd......................     46,400          --
   *Concord Securities Corp............................  1,606,000     409,122
    Continental Holdings Corp..........................  7,293,848   2,698,597
    Coretronic Corp....................................  5,602,000   4,827,002
   *Cosmos Bank Taiwan.................................    974,872     495,419
   #Coxon Precise Industrial Co., Ltd..................  2,038,000   3,744,606
    Creative Sensor, Inc...............................     40,000      20,278
    CSBC Corp. Taiwan..................................  5,590,654   3,363,595
    D-Link Corp........................................ 10,510,939   5,932,335
   #DA CIN Construction Co., Ltd.......................  2,614,579   2,475,697
   #Darfon Electronics Corp............................  5,597,950   3,952,825
    Delpha Construction Co., Ltd.......................  3,970,016   1,548,749
    Depo Auto Parts Ind Co., Ltd.......................    327,000   1,003,301
    Der Pao Construction Co., Ltd......................  1,139,000          --
    DFI, Inc...........................................    356,280     365,772
    Dynamic Electronics Co., Ltd.......................  3,936,324   1,286,286
   #E Ink Holdings, Inc................................ 10,821,000   6,120,968
  #*E-Ton Solar Tech Co., Ltd..........................  2,471,443     981,524
    E.Sun Financial Holding Co., Ltd................... 65,766,285  43,859,586
   *Eastern Media International Corp................... 14,796,399   2,393,142
   *Edimax Technology Co., Ltd.........................  2,313,000   1,067,308
   #Edison Opto Corp...................................    586,000     693,290
    Edom Technology Co., Ltd...........................    943,800     350,856
    Elite Material Co., Ltd............................  2,583,905   2,336,288
    Elite Semiconductor Memory Technology, Inc.........  2,336,000   2,454,140
    Elitegroup Computer Systems Co., Ltd............... 11,584,066   4,456,149
    ENG Electric Co., Ltd..............................    148,000     113,658
   #Entie Commercial Bank..............................  2,271,232   1,182,412
    Episil Technologies, Inc...........................  2,083,000     766,287
   #Epistar Corp....................................... 14,105,000  23,488,507
    Eternal Chemical Co., Ltd..........................  1,272,000   1,026,443
   *Etron Technology, Inc..............................  1,794,000     660,515
   *Eva Airways Corp................................... 12,344,738   6,879,164
    Ever Fortune Industrial Co., Ltd...................    409,000          --
   *Everest Textile Co., Ltd...........................  4,143,002   1,091,423
    Evergreen International Storage & Transport Corp...  9,314,000   5,947,988
   *Evergreen Marine Corp. Taiwan, Ltd................. 29,459,998  16,499,249
    Everlight Chemical Industrial Corp.................  2,350,005   1,586,682
    Everlight Electronics Co., Ltd.....................  2,417,000   3,804,444
   *Everspring Industry Co.............................    914,180     580,353
   #Excelsior Medical Co., Ltd.........................  1,410,200   2,456,004

                                     1897

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
   #Far Eastern Department Stores Co., Ltd............   4,776,362 $  4,549,164
   #Far Eastern International Bank....................  25,287,873   10,529,624
   *Farglory F T Z Investment Holding Co., Ltd........     363,000      253,216
    Farglory Land Development Co., Ltd................     457,000      830,395
    Federal Corp......................................   6,978,685    5,494,095
  #*First Copper Technology Co., Ltd..................   3,667,750    1,133,693
   #First Financial Holding Co., Ltd.................. 115,550,437   71,622,278
    First Hotel.......................................   1,124,612      742,617
   #First Insurance Co., Ltd..........................   3,930,064    2,464,419
    First Steamship Co., Ltd..........................   4,902,173    3,257,378
    Forhouse Corp.....................................   7,849,635    3,386,971
   #Formosa Advanced Technologies Co., Ltd............   1,020,000      611,515
  #*Formosa Epitaxy, Inc..............................   8,372,000    5,352,280
    Formosa Oilseed Processing........................   1,111,977      487,625
    Formosa Taffeta Co., Ltd..........................  10,729,511   10,047,451
    Formosan Rubber Group, Inc........................   7,703,000    6,059,123
   #Formosan Union Chemical...........................   2,827,034    1,380,072
   #Fortune Electric Co., Ltd.........................     436,000      201,782
   #Founding Construction & Development Co., Ltd......   3,092,474    2,074,057
    Foxlink Image Technology Co., Ltd.................     246,000      159,918
   *Froch Enterprise Co., Ltd.........................   1,898,000      565,338
    FSP Technology, Inc...............................   1,797,283    1,559,685
   *FU I Industrial...................................       2,799        5,011
   #Fubon Financial Holding Co., Ltd..................  88,739,471  124,571,671
    Fullerton Technology Co., Ltd.....................   1,753,200    1,482,486
   #Fulltech Fiber Glass Corp.........................   3,973,690    1,720,961
   #Fwusow Industry Co., Ltd..........................   2,782,995    1,391,663
   #G Shank Enterprise Co., Ltd.......................   2,684,880    1,556,204
    Gemtek Technology Corp............................   5,752,962    6,000,905
  #*Genesis Photonics, Inc............................   1,773,000    1,067,374
   #Getac Technology Corp.............................  10,500,065    5,256,840
  #*Giantplus Technology Co., Ltd.....................   1,171,100      424,539
    Giga Solution Tech Co., Ltd.......................     540,000      290,687
    Gigabyte Technology Co., Ltd......................   9,308,287    8,405,021
   #Gigastorage Corp..................................   5,891,600    3,596,163
  #*Gintech Energy Corp...............................   6,544,942    6,118,963
    Global Brands Manufacture, Ltd....................   4,730,951    1,625,497
   #Global Lighting Technologies, Inc.................     462,000      437,920
    Globe Union Industrial Corp.......................   2,671,000    1,927,830
    Gloria Material Technology Corp...................   3,203,000    2,294,558
  #*Gold Circuit Electronics, Ltd.....................   9,354,965    2,159,961
    Goldsun Development & Construction Co., Ltd.......  22,243,261    8,785,314
    Good Will Instrument Co., Ltd.....................     466,380      263,805
    Grand Pacific Petrochemical.......................  16,312,000    9,891,174
    Great China Metal Industry........................     871,000      947,290
    Great Wall Enterprise Co., Ltd....................   3,515,767    3,166,865
  #*Green Energy Technology, Inc......................   6,067,880    3,868,486
  #*GTM Corp..........................................   2,449,000    1,252,288
   #Hannstar Board Corp...............................   5,311,635    2,371,783
   *HannStar Display Corp.............................  44,505,000   17,686,146
   #Harvatek Corp.....................................   3,542,459    1,357,769
    Helix Technology, Inc.............................      29,585           --
    Hey Song Corp.....................................   3,873,000    5,124,880

                                     1898

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Hiroca Holdings, Ltd...............................      13,500 $    31,416
    HiTi Digital, Inc..................................     266,000     133,182
   #Hitron Technology, Inc.............................   3,092,525   1,669,639
   *Ho Tung Chemical Corp..............................  11,404,669   5,094,880
   #Hocheng Corp.......................................   4,277,300   1,397,174
    Hold-Key Electric Wire & Cable Co., Ltd............     515,124     171,730
    Holy Stone Enterprise Co., Ltd.....................   3,608,643   3,728,260
   #Hong TAI Electric Industrial.......................   3,833,000   1,201,609
    Hong YI Fiber Industry Co..........................      84,040      26,859
   *Horizon Securities Co., Ltd........................   4,212,000   1,574,130
    Hsin Kuang Steel Co., Ltd..........................   4,460,124   2,645,326
    Hsing TA Cement Co.................................   2,071,980     715,386
    HUA ENG Wire & Cable...............................   7,399,035   2,603,150
    Hua Nan Financial Holdings Co., Ltd................  42,943,267  24,985,988
    Hualon Corp........................................     257,040          --
    Hung Ching Development & Construction Co., Ltd.....   1,906,468     848,051
    Hung Poo Real Estate Development Corp..............   3,538,655   3,474,988
    Hung Sheng Construction Co., Ltd...................   8,769,892   8,403,294
    Huxen Corp.........................................     572,281     687,288
   *Hwa Fong Rubber Co., Ltd...........................   3,194,960   1,131,764
   #I-Chiun Precision Industry Co., Ltd................   3,677,000   2,158,617
  #*Ichia Technologies, Inc............................   6,402,260   3,187,816
    Infortrend Technology, Inc.........................     812,000     400,448
  #*Innolux Corp....................................... 113,184,745  50,143,377
   *Inotera Memories, Inc..............................  33,144,728  12,390,800
   *Inpaq Technology Co., Ltd..........................      70,000      58,804
    Inventec Corp......................................  37,639,277  28,387,516
  #*ITE Technology, Inc................................   2,962,000   2,304,577
  #*J Touch Corp.......................................   1,061,000     884,200
   *Janfusun Fancyworld Corp...........................   1,115,000     153,942
  #*Jess-Link Products Co., Ltd........................     832,000     702,141
    Jih Sun Financial Holdings Co., Ltd................   2,172,000     681,744
    K Laser Technology, Inc............................   1,145,601     679,825
   #Kang Na Hsiung Enterprise Co., Ltd.................   1,655,078     876,179
   *Kao Hsing Chang Iron & Steel.......................   1,146,000     366,372
   #Kaulin Manufacturing Co., Ltd......................   2,961,656   2,360,911
    KEE TAI Properties Co., Ltd........................      28,000      20,048
   *Kenmec Mechanical Engineering Co., Ltd.............     611,000     205,716
    Kerry TJ Logistics Co., Ltd........................     372,000     458,642
   #Kindom Construction Co.............................   5,717,000   8,776,792
   #King Yuan Electronics Co., Ltd.....................  20,624,805  13,751,700
    King's Town Bank...................................  11,813,012  10,234,738
    Kinko Optical Co., Ltd.............................     119,000     121,350
    Kinpo Electronics..................................  16,936,375   5,197,650
   #KS Terminals, Inc..................................   1,173,880     947,039
    Kung Sing Engineering Corp.........................     813,000     372,226
   #Kuo Toong International Co., Ltd...................   1,095,000     968,395
    Kuoyang Construction Co., Ltd......................   7,160,029   4,914,925
   #Kwong Fong Industries..............................   5,261,900   2,725,470
    KYE Systems Corp...................................   4,462,000   1,547,569
    L&K Engineering Co., Ltd...........................   2,019,000   1,771,728
   #LAN FA Textile.....................................   3,158,713     870,388
   #Leader Electronics, Inc............................   1,314,056     772,760

                                     1899

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
    Lealea Enterprise Co., Ltd........................  12,751,118 $  4,416,062
   #Ledtech Electronics Corp..........................     390,000      209,489
   #LEE CHI Enterprises Co., Ltd......................   3,466,900    1,675,165
    Lelon Electronics Corp............................   1,390,200      831,508
  #*Leofoo Development Co.............................   4,844,774    2,216,677
   #LES Enphants Co., Ltd.............................     349,000      210,409
   *Li Peng Enterprise Co., Ltd.......................   8,095,703    3,073,665
    Lien Hwa Industrial Corp..........................   8,501,990    5,624,859
    Lingsen Precision Industries, Ltd.................   6,224,480    3,264,282
    Lite-On Semiconductor Corp........................   5,258,190    2,994,703
    Lite-On Technology Corp...........................  30,638,495   52,156,987
    Long Chen Paper Co., Ltd..........................   6,893,369    2,573,967
   #Longwell Co.......................................   1,154,000      883,168
   #Lotes Co., Ltd....................................     828,000    2,176,074
   *Lucky Cement Corp.................................   3,099,000      825,438
  #*Macronix International............................  68,587,913   16,510,935
   #Marketech International Corp......................   2,133,000    1,263,753
    Masterlink Securities Corp........................  16,128,000    5,362,430
    Maxtek Technology Co., Ltd........................     262,000      157,338
   #Mayer Steel Pipe Corp.............................   2,472,456    1,054,769
    Maywufa Co., Ltd..................................     252,070      131,948
    Mega Financial Holding Co., Ltd................... 126,670,381  105,789,658
    Megamedia Corp....................................         782           --
    Meiloon Industrial Co.............................   1,613,084      919,886
    Mercuries & Associates, Ltd.......................   1,560,127    1,253,081
    Mercuries Data Systems, Ltd.......................   1,537,800      438,960
    Micro-Star International Co., Ltd.................  13,221,985    7,837,251
   *Microelectronics Technology, Inc..................   1,088,826      725,915
    Mirle Automation Corp.............................     565,550      418,842
    Mitac International Corp..........................  20,047,450    6,938,011
    Mobiletron Electronics Co., Ltd...................     153,000      118,052
   *Mosel Vitelic, Inc................................   7,867,506    1,522,792
  #*Motech Industries, Inc............................   2,610,000    3,375,566
   *Nan Ren Lake Leisure Amusement Co., Ltd...........     690,000      280,886
  #*Nan Ya Printed Circuit Board Corp.................   3,596,000    4,497,694
   #Nantex Industry Co., Ltd..........................   2,345,766    1,457,328
   *Nanya Technology Corp.............................   3,923,000      502,209
  #*Neo Solar Power Corp..............................  11,320,000    8,042,945
    New Asia Construction & Development Corp..........   1,773,993      530,766
    New Era Electronics Co., Ltd......................     146,000      170,338
    Nichidenbo Corp...................................     101,330       80,945
    Nien Hsing Textile Co., Ltd.......................   4,012,602    3,357,043
   #Nishoku Technology, Inc...........................     260,000      424,539
  #*Ocean Plastics Co., Ltd...........................     628,000      770,626
   *Optimax Technology Corp...........................   1,095,597      204,630
    OptoTech Corp.....................................   9,277,000    3,541,370
   *Orient Semiconductor Electronics, Ltd.............   5,410,276      882,671
    Pacific Construction Co...........................   2,329,452      727,355
   *Pan Jit International, Inc........................   6,261,837    2,366,142
  #*Pan-International Industrial......................   2,346,967    1,906,114
   #Paragon Technologies Co., Ltd.....................   1,209,100    1,606,429
  #*Pegatron Corp.....................................  28,348,998   41,851,718
    Phihong Technology Co., Ltd.......................   2,221,320    1,418,588

                                     1900

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Picvue Electronics, Ltd............................     241,600 $        --
    Plotech Co., Ltd...................................     894,282     319,862
    Portwell, Inc......................................     564,000     553,436
    Potrans Electrical Corp............................   1,139,000          --
    Pou Chen Corp......................................  29,022,550  29,698,851
   *Powercom Co., Ltd..................................   1,347,500     229,086
   #Powertech Industrial Co., Ltd......................     271,000     185,454
   #Powertech Technology, Inc..........................  10,254,000  19,642,017
    President Securities Corp..........................  12,558,992   7,279,106
    Prince Housing & Development Corp..................   2,347,075   1,620,357
    Procomp Informatics, Ltd...........................     391,440          --
    Prodisc Technology, Inc............................   6,185,157          --
    Promate Electronic Co., Ltd........................     949,000     846,237
    Promise Technology, Inc............................     303,000     218,737
   *Qisda Corp.........................................  25,179,171   5,848,585
    Quanta Storage, Inc................................   1,342,000   1,310,784
   #Quintain Steel Co., Ltd............................   5,824,629   1,347,887
   #Radium Life Tech Co., Ltd..........................   9,530,368   8,549,696
    Ralec Electronic Corp..............................     477,087     523,890
    Rechi Precision Co., Ltd...........................     405,651     351,717
    Rich Development Co., Ltd..........................   1,501,000     798,092
  #*Ritek Corp.........................................  49,652,622   9,473,929
    Sainfoin Technology Corp...........................     835,498          --
    Sampo Corp.........................................   9,863,925   3,225,445
   *Sanyang Industry Co., Ltd..........................  10,598,624  10,692,412
   #SDI Corp...........................................   1,119,000   1,218,113
    Sesoda Corp........................................     927,500   1,026,997
    Shan-Loong Transportation Co., Ltd.................      66,000      56,122
    Sheng Yu Steel Co., Ltd............................   1,918,000   1,214,603
   #ShenMao Technology, Inc............................   1,207,000   1,340,629
    Shih Her Technologies, Inc.........................      88,000     136,733
    Shih Wei Navigation Co., Ltd.......................   2,364,718   1,627,449
    Shihlin Electric & Engineering Corp................   4,386,000   5,151,270
  #*Shin Kong Financial Holding Co., Ltd............... 117,896,151  39,919,122
   #Shinkong Insurance Co., Ltd........................   3,498,412   2,517,135
    Shinkong Synthetic Fibers Corp.....................  26,053,754   8,605,967
   #Shuttle, Inc.......................................   2,714,015   1,043,774
    Sigurd Microelectronics Corp.......................   6,663,047   5,672,015
  #*Silicon Integrated Systems Corp....................  10,554,165   3,470,468
    Sinbon Electronics Co., Ltd........................   2,428,000   2,298,019
    Sincere Navigation Corp............................   4,532,740   3,970,712
    Singatron Enterprise Co., Ltd......................      63,000      37,817
    Sinkang Industries, Ltd............................     699,557     237,566
   #Sino-American Silicon Products, Inc................   3,440,000   4,072,350
   #Sinon Corp.........................................   5,973,877   3,045,431
    SinoPac Financial Holdings Co., Ltd................ 110,401,958  55,588,664
    Sirtec International Co., Ltd......................     454,000     859,409
    Sitronix Technology Corp...........................   1,365,000   1,596,708
   *Siward Crystal Technology Co., Ltd.................   1,724,875     741,368
    Soft-World International Corp......................      32,000      56,254
    Solar Applied Materials Technology Co..............     126,000     115,439
   *Solartech Energy Corp..............................     270,000     159,798
   *Solomon Technology Corp............................   1,375,950     594,585

                                     1901

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
  #*Solytech Enterprise Corp............................  2,638,000 $   931,216
    Southeast Cement Co., Ltd...........................  3,539,700   1,832,573
    Spirox Corp.........................................  1,115,661     432,958
  #*Star Comgistic Capital Co., Ltd.....................  1,682,676     636,913
   #Stark Technology, Inc...............................  2,118,200   1,721,833
   #Sunonwealth Electric Machine Industry Co., Ltd......    478,421     273,446
   *Sunplus Technology Co., Ltd.........................  8,214,620   2,845,510
    Sunrex Technology Corp..............................  1,158,000     515,514
   *Super Dragon Technology Co., Ltd....................    184,175     127,933
   #Supreme Electronics Co., Ltd........................  3,222,681   1,501,443
    Sweeten Construction Co., Ltd.......................  1,233,825     850,994
    Sysage Technology Co., Ltd..........................    178,500     169,932
    Systex Corp.........................................    801,801     963,501
    TA Chen Stainless Pipe..............................  7,322,074   3,741,453
   *Ta Chong Bank, Ltd.................................. 25,875,840   8,790,929
    Ta Ya Electric Wire & Cable.........................  9,049,329   2,117,085
   #TA-I Technology Co., Ltd............................  1,715,915     894,873
   #Tah Hsin Industrial Co., Ltd........................  1,700,000   1,632,344
    TAI Roun Products Co., Ltd..........................     63,000      22,261
   #Taichung Commercial Bank............................ 25,379,654   9,260,645
    Taiflex Scientific Co., Ltd.........................     58,000      83,257
   #Tainan Enterprises Co., Ltd.........................  1,689,183   1,825,269
    Tainan Spinning Co., Ltd............................ 16,766,442   8,157,317
    Taishin Financial Holding Co., Ltd.................. 97,689,230  45,440,124
   #Taisun Enterprise Co., Ltd..........................  3,464,410   1,724,859
    Taita Chemical Co., Ltd.............................  3,554,864   1,582,772
   *Taiwan Business Bank................................ 55,073,106  16,736,042
   #Taiwan Calsonic Co., Ltd............................     48,000      51,590
    Taiwan Cement Corp.................................. 44,762,440  54,671,595
    Taiwan Chinsan Electronic Industrial Co., Ltd.......     38,000      51,548
    Taiwan Cogeneration Corp............................  3,878,333   2,509,266
    Taiwan Cooperative Financial Holding................ 80,466,819  45,999,829
    Taiwan Fertilizer Co., Ltd..........................    601,000   1,468,164
    Taiwan Fire & Marine Insurance Co...................  1,144,000     821,586
    Taiwan Flourescent Lamp Co., Ltd....................    756,000          --
    Taiwan FU Hsing Industrial Co., Ltd.................  2,128,000   2,438,101
    Taiwan Glass Industry Corp..........................  9,558,710   8,964,841
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.......    580,000     349,587
    Taiwan Kolin Co., Ltd...............................  5,797,000          --
  #*Taiwan Land Development Corp........................ 12,206,739   4,440,954
   *Taiwan Life Insurance Co., Ltd......................    337,000     256,373
    Taiwan Mask Corp....................................  3,154,250   1,028,960
    Taiwan Navigation Co., Ltd..........................    899,000     692,475
    Taiwan Paiho, Ltd...................................  3,217,549   3,395,163
    Taiwan PCB Techvest Co., Ltd........................    398,946     482,097
    Taiwan Prosperity Chemical Corp.....................    220,000     219,985
   #Taiwan Pulp & Paper Corp............................  7,065,660   2,945,777
   #Taiwan Sakura Corp..................................  2,890,472   1,592,163
    Taiwan Semiconductor Co., Ltd.......................    864,000     657,344
   *Taiwan Styrene Monomer..............................  8,282,045   4,771,435
    Taiwan Surface Mounting Technology Co., Ltd.........    386,600     532,770
   *Taiwan TEA Corp..................................... 10,090,092   6,389,931
    Taiwan Union Technology Corp........................  1,636,000   1,206,602

                                     1902

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Taiyen Biotech Co., Ltd............................   3,286,000 $ 3,008,609
  #*Tatung Co., Ltd....................................  34,224,342   8,657,035
   #Teco Electric and Machinery Co., Ltd...............  32,704,725  35,625,503
   *Tecom Co., Ltd.....................................     703,753      80,801
   *Tekcore Co., Ltd...................................     372,000     133,754
    Test-Rite International Co., Ltd...................   1,025,266     821,069
    TEX RAY INDUSTRIAL Co., Ltd........................      75,000      33,235
    ThaiLin Semiconductor Corp.........................     749,000     361,614
   #Thinking Electronic Industrial Co., Ltd............   1,396,000   1,493,242
    Ton Yi Industrial Corp.............................  10,764,600   9,435,739
    Tong Yang Industry Co., Ltd........................   5,576,808   7,942,556
    Tong-Tai Machine & Tool Co., Ltd...................   3,193,368   2,479,897
    Topco Scientific Co., Ltd..........................     705,480   1,142,996
   #Topoint Technology Co., Ltd........................   2,333,924   1,455,128
    Transasia Airways Corp.............................     715,000     305,266
   #Tung Ho Steel Enterprise Corp......................  11,137,274   9,428,794
    Tung Ho Textile Co., Ltd...........................   2,775,000     814,203
    TYC Brother Industrial Co., Ltd....................   2,961,723   1,478,673
  #*Tycoons Group Enterprise...........................   8,178,938   1,607,100
  #*Tyntek Corp........................................   5,444,683   1,125,507
    TZE Shin International Co., Ltd....................   1,043,472     494,171
   *U-Tech Media Corp..................................   1,946,799     456,917
    Unic Technology Corp...............................      36,000      14,454
   #Unimicron Technology Corp..........................  24,359,363  22,356,765
  #*Union Bank Of Taiwan...............................   9,877,493   3,784,501
    Unitech Computer Co., Ltd..........................   1,308,739     615,084
   #Unitech Printed Circuit Board Corp.................  10,421,281   3,902,182
   #United Integrated Services Co., Ltd................   1,576,000   1,533,413
   #United Microelectronics Corp....................... 218,090,681  97,548,249
    Universal Cement Corp..............................   5,717,551   3,314,461
   #Unizyx Holding Corp................................   6,645,000   3,032,476
    UPC Technology Corp................................  12,348,140   6,380,715
    USI Corp...........................................   5,907,691   4,220,914
    Ve Wong Corp.......................................   1,594,806   1,238,024
   #Wafer Works Corp...................................   2,283,000   1,007,144
   #Wah Hong Industrial Corp...........................     294,516     324,840
    Wah Lee Industrial Corp............................   1,616,000   2,232,594
   *Walsin Lihwa Corp..................................  56,596,412  16,556,524
   *Walsin Technology Corp.............................   9,690,230   2,468,875
  #*Walton Advanced Engineering, Inc...................   5,565,853   1,911,377
    Wan Hai Lines, Ltd.................................   8,616,000   4,608,873
    WAN HWA Enterprise Co..............................     649,568     313,007
    Waterland Financial Holdings Co., Ltd..............  29,605,572   9,931,052
   *WEI Chih Steel Industrial Co., Ltd.................   1,914,898     327,378
   #Wei Mon Industry Co., Ltd..........................   5,842,691   1,830,202
   #Weikeng Industrial Co., Ltd........................   1,544,550   1,052,881
    Well Shin Technology Co., Ltd......................     949,080   1,719,217
   #Weltrend Semiconductor.............................   1,696,000     955,029
  #*Winbond Electronics Corp...........................  47,362,885  10,430,901
  #*Wintek Corp........................................  37,354,507  15,194,966
    Wisdom Marine Lines Co., Ltd.......................     133,000     174,263
   #Wistron Corp.......................................  26,213,650  24,968,544
    WPG Holdings, Ltd..................................     515,092     640,525

                                     1903

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
   #WT Microelectronics Co., Ltd....................   3,092,096 $    3,356,143
   #WUS Printed Circuit Co., Ltd....................   6,222,928      2,489,333
   *Yageo Corp......................................  33,224,840     11,135,132
   *Yang Ming Marine Transport Corp.................  24,996,676     10,625,914
    YC INOX Co., Ltd................................   4,467,667      2,400,651
   #Yem Chio Co., Ltd...............................   4,278,228      3,295,076
   #YFY, Inc........................................  17,172,847      8,381,577
  #*Yi Jinn Industrial Co., Ltd.....................   4,146,796      1,063,261
    Yieh Phui Enterprise Co., Ltd...................  15,236,235      4,520,657
   #Young Fast Optoelectronics Co., Ltd.............   2,740,000      3,964,402
    Yuanta Financial Holding Co., Ltd............... 145,892,654     76,091,496
    Yulon Motor Co., Ltd............................  13,491,572     21,769,364
    Yung Chi Paint & Varnish Manufacturing Co.,
      Ltd...........................................     359,687        961,328
   #Zenitron Corp...................................   3,103,000      1,944,792
   #Zig Sheng Industrial Co., Ltd...................   8,451,834      2,800,537
    Zinwell Corp....................................   1,633,000      1,416,268
                                                                 --------------
TOTAL TAIWAN........................................              2,611,971,350
                                                                 --------------
THAILAND -- (3.1%)
    AAPICO Hitech PCL...............................     681,760        392,066
    AJ Plast PCL....................................   2,076,900        703,359
    AP Thailand PCL.................................   6,938,100      1,296,738
    Asia Plus Securities PCL........................  10,463,900      1,303,809
    Bangchak Petroleum PCL..........................   9,727,700     10,722,225
    Bangkok Bank PCL (6368360)......................   9,712,500     63,612,220
    Bangkok Bank PCL (6077019)......................   6,294,000     42,027,029
    Bangkok Expressway PCL..........................   5,220,100      6,087,337
    Bangkok Insurance PCL...........................     152,020      1,908,750
    Bangkokland PCL................................. 154,019,903      7,184,315
    Bank of Ayudhya PCL (6359933)...................   6,065,200      7,218,169
    Bank of Ayudhya PCL (6075949)...................  22,788,300     27,120,261
    Banpu PCL.......................................   1,812,800     13,378,812
    CalComp Electronics Thailand PCL................  24,169,900      2,177,608
    Charoong Thai Wire & Cable PCL..................   1,291,800        433,351
    Delta Electronics Thailand PCL..................   5,152,500      7,366,593
    Eastern Water Resources Development and
      Management PCL................................   6,344,300      2,614,743
    Esso Thailand PCL...............................  23,143,400      5,138,870
   *G J Steel PCL................................... 537,140,250      1,372,882
    G Steel PCL (Foreign)...........................  79,804,200        484,434
   *Golden Land Property Development PCL............     477,800        116,779
    Hana Microelectronics PCL.......................   5,031,100      3,262,982
    Hemaraj Land and Development PCL................   1,172,700        123,639
    ICC International PCL...........................   2,682,700      3,471,225
    IRPC PCL........................................ 134,222,300     13,636,643
    Kang Yong Electric PCL..........................       3,400         32,805
    KGI Securities Thailand PCL.....................  13,839,900      1,246,918
    Kiatnakin Bank PCL..............................   4,785,000      6,573,642
    Krung Thai Bank PCL.............................  71,537,000     40,453,831
    Laguna Resorts & Hotels PCL.....................   1,342,400      1,318,812
    Lanna Resources PCL.............................      46,500         16,045
    LH Financial Group PCL..........................   9,741,850        426,400
    MBK PCL.........................................     863,200      4,357,367
   *Padaeng Industry PCL............................   1,412,500        496,406

                                     1904

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
THAILAND -- (Continued)
    Polyplex Thailand PCL.............................   4,987,500 $  1,720,927
    Precious Shipping PCL.............................   6,275,400    3,308,118
    Property Perfect PCL..............................  54,221,100    1,992,149
    PTT Global Chemical PCL...........................  31,952,941   67,376,808
    PTT PCL...........................................   9,476,600  100,215,802
    Quality Houses PCL................................  37,762,541    3,281,601
   *Regional Container Lines PCL......................   5,665,000    1,067,843
    Saha Pathana Inter-Holding PCL....................   2,906,200    2,172,686
    Saha Pathanapibul PCL.............................   1,594,833    2,292,891
    Saha-Union PCL....................................   2,976,400    3,875,026
   *Sahaviriya Steel Industries PCL................... 146,040,440    1,773,015
    SC Asset Corp PCL.................................  24,913,125    3,104,191
    Siam Future Development PCL.......................     817,987      164,643
    Siamgas & Petrochemicals PCL......................     183,600       59,831
    Sri Ayudhya Capital PCL...........................     233,300      191,932
    Sri Trang Agro-Industry PCL.......................   8,302,200    3,236,001
    Srithai Superware PCL.............................     194,200      129,674
   *Tata Steel Thailand PCL...........................  40,432,800      955,919
    Thai Airways International PCL....................  14,650,711   10,625,276
    Thai Carbon Black PCL.............................     441,000      317,013
    Thai Oil PCL......................................  12,811,600   24,968,294
    Thai Rayon PCL....................................     165,000      188,459
    Thai Stanley Electric PCL (B01GKK6)...............     174,600    1,383,412
    Thai Stanley Electric PCL (B01GKM8)...............      43,100      341,495
    Thai Wacoal PCL...................................      93,300      149,042
    Thaicom PCL.......................................     442,900      435,117
    Thanachart Capital PCL............................   9,080,500    9,718,746
   *Thoresen Thai Agencies PCL........................   8,166,900    3,992,127
    Tisco Financial Group PCL.........................   1,540,200    1,869,891
    TMB Bank PCL...................................... 203,543,200   15,216,968
    Total Access Communication PCL....................   5,393,680   20,247,840
    TPI Polene PCL....................................  12,442,224    4,412,418
   *Tycoons Worldwide Group Thailand PCL..............   1,243,300      208,541
    Vanachai Group PCL................................   8,582,300      778,714
    Vinythai PCL......................................   6,553,917    2,407,989
                                                                   ------------
TOTAL THAILAND........................................              572,257,464
                                                                   ------------
TURKEY -- (2.6%)
    Adana Cimento Sanayii TAS Class A.................     952,730    1,994,895
   #Akbank TAS........................................   4,302,364   16,472,317
    Akcansa Cimento A.S...............................      69,351      389,338
  #*Akenerji Elektrik Uretim A.S......................   3,431,162    2,336,877
   *Akfen Holding A.S.................................     817,253    1,804,369
    Aksa Akrilik Kimya Sanayii........................   1,735,088    6,601,806
    Aksigorta A.S.....................................   1,208,497    1,529,616
    Alarko Holding A.S................................   1,328,166    3,895,513
   *Albaraka Turk Katilim Bankasi A.S.................   3,392,871    3,204,608
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
     A.S..............................................      52,204    1,407,487
  #*Anadolu Anonim Tuerk Sigorta Sirketi..............   4,326,842    2,790,935
    Anadolu Cam Sanayii A.S...........................   2,228,128    3,015,126
  #*Asya Katilim Bankasi A.S..........................  10,427,239   10,476,236
   #Aygaz A.S.........................................   1,020,159    4,653,185
   *Baticim Bati Anadolu Cimento Sanayii A.S..........     291,940      934,599

                                     1905

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TURKEY -- (Continued)
    Bolu Cimento Sanayii A.S............................    999,793 $ 1,123,884
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......    151,966   2,509,506
    Cimsa Cimento Sanayi VE Tica........................    576,229   3,330,630
  #*Deva Holding A.S....................................    991,935   1,043,769
    Dogan Gazetecilik A.S...............................    293,857     211,547
   *Dogan Sirketler Grubu Holding A.S................... 16,350,353   7,993,806
   *Dogan Yayin Holding A.S.............................  1,034,173     372,963
    Dogus Otomotiv Servis ve Ticaret A.S................    192,367   1,092,947
   #Eczacibasi Yatirim Holding Ortakligi A.S............    828,325   2,586,734
    EGE Seramik Sanayi ve Ticaret A.S...................  1,242,486   1,475,724
   #EIS Eczacibasi Ilac ve Sinai ve Finansal
     Yatirimlar Sanayi ve Ticaret A.S...................  3,954,537   4,423,039
   #Eregli Demir ve Celik Fabrikalari TAS............... 20,242,115  20,076,556
    Gentas Genel Metal Sanayi ve Ticaret A.S............    821,239     513,110
    Global Yatirim Holding A.S..........................  4,381,715   3,106,431
   #Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
     A.S................................................      8,194     218,312
   *GSD Holding.........................................  4,585,286   3,198,031
   *Gunes Sigorta.......................................    424,619     443,518
  #*Hurriyet Gazetecilik A.S............................  3,447,484   1,330,557
  #*Ihlas EV Aletleri...................................  2,765,346     767,389
  #*Ihlas Holding A.S................................... 14,513,937   6,185,878
   *Is Finansal Kiralama A.S............................  2,908,338   1,473,374
    Is Yatirim Menkul Degerler A.S. Class A.............    450,584     337,592
   *Isiklar Yatirim Holding A.S.........................  1,581,704     399,127
   *Ittifak Holding A.S.................................    184,456     230,438
  #*Izmir Demir Celik Sanayi A.S........................    541,422     570,559
  #*Kardemir Karabuk Demir Celik Sanayi ve Ticaret
     A.S. Class A.......................................  4,207,672   3,625,557
  #*Kardemir Karabuk Demir Celik Sanayi ve Ticaret
     A.S. Class B.......................................  2,179,441   3,650,569
  #*Kardemir Karabuk Demir Celik Sanayi ve Ticaret
     A.S. Class D....................................... 13,524,360   8,145,019
   #KOC Holding A.S..................................... 12,307,828  54,273,565
    Kordsa Global Endustriyel Iplik ve Kord Bezi
      Sanayi ve Ticaret A.S.............................    498,380     815,452
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.......    932,433   1,508,115
   *Menderes Tekstil Sanayi ve Ticaret A.S..............  4,899,721   1,183,146
   *Metro Ticari ve Mali Yatirimlar Holding A.S.........  3,286,794     846,721
    Mutlu Aku ve Malzemeleri Sanayi AS..................    158,475     343,779
   *Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS....     19,902     226,680
  #*Net Turizm Ticaret ve Sanayi SA.....................  3,429,929   1,531,101
  #*Petkim Petrokimya Holding A.S.......................  5,705,035   7,952,756
    Pinar Entegre Et ve Un Sanayi A.S...................    343,247   1,251,493
    Pinar SUT Mamulleri Sanayii A.S.....................    184,329   1,508,511
  #*Polyester Sanayi A.S................................  2,315,248   1,096,565
    Raks Elektronik Sanayi ve Ticaret A.S...............      5,859          --
   *Reysas Tasimacilik ve Lojistik Ticaret A.S..........     43,575      14,831
   *Sabah Yayincilik....................................     31,938          --
   #Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..  1,335,250   1,939,468
  #*Sekerbank TAS.......................................  6,919,207   6,845,102
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S............  2,308,839   2,272,653
    Soda Sanayii A.S....................................  1,463,578   1,713,004
   *TAT Konserve Sanayii A.S............................    231,395     288,100
   #Tekfen Holding A.S..................................  1,896,452   5,986,259
   *Tekstil Bankasi A.S.................................  1,683,023   1,490,317
   #Trakya Cam Sanayi A.S...............................  4,315,631   5,572,638
    Turcas Petrol A.S...................................  1,352,130   2,086,818
    Turk Hava Yollari................................... 11,677,997  49,038,533

                                     1906

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES       VALUE++
                                                    ---------- ---------------
TURKEY -- (Continued)
    Turkiye Is Bankasi............................. 36,884,191 $    97,696,628
    Turkiye Sinai Kalkinma Bankasi A.S.............  7,427,590       7,182,266
    Turkiye Sise ve Cam Fabrikalari A.S............  8,144,299      11,692,104
   #Turkiye Vakiflar Bankasi Tao................... 13,789,100      30,013,756
    Ulker Biskuvi Sanayi A.S.......................    405,537       2,738,952
    Uzel Makina Sanayii A.S........................    275,043              --
  #*Vestel Beyaz Esya Sanayi ve Ticaret A.S........  1,067,440       1,551,982
   *Vestel Elektronik Sanayi ve Ticaret A.S........  2,059,212       2,225,254
   #Yapi ve Kredi Bankasi A.S...................... 20,866,189      45,403,231
  #*Zorlu Enerji Elektrik Uretim A.S...............  1,417,387         962,379
                                                               ---------------
TOTAL TURKEY.......................................                491,195,632
                                                               ---------------
TOTAL COMMON STOCKS................................             16,859,186,196
                                                               ---------------
PREFERRED STOCKS -- (1.9%)
BRAZIL -- (1.8%)
    Banco ABC Brasil SA............................    900,383       4,736,054
    Banco Alfa de Investimento SA..................     60,126         158,923
    Banco Daycoval SA..............................    577,048       2,053,885
    Banco do Estado do Rio Grande do Sul SA Class
      B............................................    696,821       4,654,942
    Banco Industrial e Comercial SA................  1,653,100       2,666,583
    Banco Indusval SA..............................        200             566
   *Banco Panamericano SA..........................  1,002,148       2,662,028
    Banco Pine SA..................................    345,177       1,549,351
    Banco Sofisa SA................................    694,800         950,216
   *Braskem SA Class A.............................  2,115,411      16,301,280
    Cia Ferro Ligas da Bahia - Ferbasa.............    920,334       4,869,236
    Eucatex SA Industria e Comercio................    208,888         553,958
    Financeira Alfa SA Credito Financiamento e
      Investimentos................................     33,900          72,515
    Forjas Taurus SA...............................  1,064,390       1,110,416
    Gerdau SA......................................  5,800,096      37,093,563
   *Inepar SA Industria e Construcoes..............  1,430,808         802,785
    Klabin SA......................................  4,324,549      21,003,355
    Parana Banco SA................................    120,800         651,299
    Petroleo Brasileiro SA......................... 23,236,904     165,923,320
    Suzano Papel e Celulose SA Class A.............  7,154,009      24,397,041
    Unipar Participacoes SA Class B................  9,258,736       1,826,301
   *Usinas Siderurgicas de Minas Gerais SA Class A. 11,752,415      44,869,719
    Whirlpool SA...................................     58,400         107,003
                                                               ---------------
TOTAL BRAZIL.......................................                339,014,339
                                                               ---------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA............................      5,700          12,124
    Banco Davivienda SA............................      7,851          95,633
    Grupo de Inversiones Suramericana SA...........    625,630      12,507,647
                                                               ---------------
TOTAL COLOMBIA.....................................                 12,615,404
                                                               ---------------
TOTAL PREFERRED STOCKS.............................                351,629,743
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Banco Santander Brasil SA 08/02/13.............  5,427,267              --
                                                               ---------------

                                     1907

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES         VALUE++
                                                   ------------ ---------------
POLAND -- (0.0%)
   *Polimex-Mostostal SA Rights...................   10,512,907 $            --
                                                                ---------------
SOUTH KOREA -- (0.0%)
  #*Heung A Shipping Co., Ltd. Rights 08/13/13....       87,799          64,867
                                                                ---------------
THAILAND -- (0.0%)
   *Bangkokland PCL Warrants 06/24/14.............   51,858,553         596,456
   *G J Steel PCL Rights 02/07/20.................   19,894,322         108,052
   *Thoresen Thai Agencies PCL Rights 09/12/15....      356,887          49,942
                                                                ---------------
TOTAL THAILAND....................................                      754,450
                                                                ---------------
TOTAL RIGHTS/WARRANTS.............................                      819,317
                                                                ---------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)         VALUE+
                                                   ------------ ---------------
SECURITIES LENDING COLLATERAL -- (8.1%)
(S)@DFA Short Term Investment Fund................  131,374,244   1,520,000,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.10%, 08/01/13
     (Collateralized by $9,942,035 FNMA, rates
     ranging from 4.500% to 6.000%, maturities
     ranging from 01/01/40 to 05/01/42, valued at
     $6,379,198) to be repurchased at $6,254,133.. $      6,254       6,254,116
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL...............                1,526,254,116
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,050,872,201)^^........................              $18,737,889,372
                                                                ===============

                                     1908

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ------------------------------------------------------
                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                          -------------- --------------- ------- ---------------
Common Stocks
   Brazil................ $1,347,595,745              --   --    $ 1,347,595,745
   Chile.................    275,083,362              --   --        275,083,362
   China.................    219,763,578 $ 2,406,392,574   --      2,626,156,152
   Colombia..............     14,882,362              --   --         14,882,362
   Czech Republic........             --      30,916,505   --         30,916,505
   Hong Kong.............         38,469              --   --             38,469
   Hungary...............             --      94,472,514   --         94,472,514
   India.................    124,570,430     945,256,939   --      1,069,827,369
   Indonesia.............      7,709,828     523,337,313   --        531,047,141
   Israel................         25,327         285,589   --            310,916
   Malaysia..............     13,282,989     676,453,247   --        689,736,236
   Mexico................  1,272,888,265              --   --      1,272,888,265
   Philippines...........             --     213,787,862   --        213,787,862
   Poland................        538,237     266,217,639   --        266,755,876
   Russia................     13,623,530     814,633,393   --        828,256,923
   South Africa..........    170,729,761   1,031,593,507   --      1,202,323,268
   South Korea...........    326,475,333   2,393,207,452   --      2,719,682,785
   Taiwan................     34,005,550   2,577,965,800   --      2,611,971,350
   Thailand..............    572,257,464              --   --        572,257,464
   Turkey................        226,680     490,968,952   --        491,195,632
Preferred Stocks
   Brazil................    339,014,339              --   --        339,014,339
   Colombia..............     12,615,404              --   --         12,615,404
Rights/Warrants
   Brazil................             --              --   --                 --
   Poland................             --              --   --                 --
   South Korea...........             --          64,867   --             64,867
   Thailand..............             --         754,450   --            754,450
Securities Lending
  Collateral.............             --   1,526,254,116   --      1,526,254,116
                          -------------- ---------------   --    ---------------
TOTAL.................... $4,745,326,653 $13,992,562,719   --    $18,737,889,372
                          ============== ===============   ==    ===============

                                     1909

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

                                     1910

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

FEDERAL TAX COST

At July 31, 2013, the total cost of securities for federal income tax purposes was $20,104,630,219, for the Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

                                     1911

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     ---------------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date:  September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date:  September 23, 2013

By:  /s/ David R. Martin
     ---------------------------------------
     David R. Martin
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date:  September 23, 2013